UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-05186

Exact name of registrant as specified in charter:	Advanced Series Trust

Address of principal executive offices:	655 Broad Street 17th FL. Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs 655 Broad Street 17th FL. Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2015

Date of reporting period:	6/30/2015

Item 1 – Reports to Stockholders

ADVANCED SERIES TRUST

SEMIANNUAL REPORT •  JUNE 30, 2015

Based on the variable contract you own or the portfolios you invested in, you may receive additional reports that provide financial information on those investment choices. Please refer to your variable annuity or variable life insurance contract prospectus to determine which portfolios are available to you.

The views expressed in this report and information about the Trust’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2015, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Please note that this document may include prospectus supplements that are separate from and not a part of this report. Please refer to your variable annuity or variable life insurance contract prospectus to determine which supplements are applicable to you.

For information regarding enrollment in the e-Delivery program, please see the inside front cover of this report.

AST AQR Emerging Markets Equity Portfolio

AST BlackRock iShares ETF Portfolio

AST Boston Partners Large-Cap Value Portfolio

AST Cohen & Steers Realty Portfolio

AST Goldman Sachs Large-Cap Value Portfolio

AST Goldman Sachs Mid-Cap Growth Portfolio

AST Goldman Sachs Small-Cap Value Portfolio

AST Herndon Large-Cap Value Portfolio

AST International Growth Portfolio

AST International Value Portfolio

AST J.P. Morgan International Equity Portfolio

AST Jennison Large-Cap Growth Portfolio

AST Large-Cap Value Portfolio

AST Loomis Sayles Large-Cap Growth Portfolio

AST MFS Global Equity Portfolio

AST MFS Growth Portfolio

AST MFS Large-Cap Value Portfolio

AST Mid-Cap Value Portfolio

AST Neuberger Berman Mid-Cap Growth Portfolio

AST Neuberger Berman/LSV Mid-Cap Value Portfolio

AST Parametric Emerging Markets Equity Portfolio

AST QMA Emerging Markets Equity Portfolio

AST QMA Large-Cap Portfolio

AST Small-Cap Growth Portfolio

AST Small-Cap Growth Opportunities Portfolio

AST Small-Cap Value Portfolio

AST T. Rowe Price Equity Income Portfolio

AST T. Rowe Price Large-Cap Growth Portfolio

AST T. Rowe Price Natural Resources Portfolio

AST Templeton Global Bond Portfolio

AST Wellington Management Hedged Equity Portfolio

By enrolling in e-Delivery, you’ll gain secure, online access to important documents with the flexibility to choose which documents you receive in the mail… and which ones you don’t!

Individual Annuity Contract Owners - Get started by visiting www.prudentialannuities.com/investor/edelivery and follow the instructions on the screen, or scan the code below.

Individual Life Insurance Contract Owners - To receive your reports online, go to www.prudential.com/edelivery, or scan the code below.

Save paper and reduce clutter.

Receive Prospectuses and Reports electronically by enrolling today!

Advanced Series Trust Table of Contents	Semiannual Report	June 30, 2015

■	LETTER TO CONTRACT OWNERS

■	PRESENTATION OF PORTFOLIO HOLDINGS

■	FEES AND EXPENSES

■	FINANCIAL REPORTS

Section A	Schedule of Investments and Financial Statements

	AST AQR Emerging Markets Equity Portfolio	A1
	AST BlackRock iShares ETF Portfolio	A19
	AST Boston Partners Large-Cap Value Portfolio	A22
	AST Cohen & Steers Realty Portfolio	A27
	AST Goldman Sachs Large-Cap Value Portfolio	A30
	AST Goldman Sachs Mid-Cap Growth Portfolio	A35
	AST Goldman Sachs Small-Cap Value Portfolio	A40
	AST Herndon Large-Cap Value Portfolio	A47
	AST International Growth Portfolio	A51
	AST International Value Portfolio	A57
	AST J.P. Morgan International Equity Portfolio	A64
	AST Jennison Large-Cap Growth Portfolio	A69
	AST Large-Cap Value Portfolio	A73
	AST Loomis Sayles Large-Cap Growth Portfolio	A78
	AST MFS Global Equity Portfolio	A81
	AST MFS Growth Portfolio	A85
	AST MFS Large-Cap Value Portfolio	A90
	AST Mid-Cap Value Portfolio	A95
	AST Neuberger Berman Mid-Cap Growth Portfolio	A100
	AST Neuberger Berman/LSV Mid-Cap Value Portfolio	A105
	AST Parametric Emerging Markets Equity Portfolio	A111
	AST QMA Emerging Markets Equity Portfolio	A129
	AST QMA Large-Cap Portfolio	A137
	AST Small-Cap Growth Portfolio	A144
	AST Small-Cap Growth Opportunities Portfolio	A150
	AST Small-Cap Value Portfolio	A156
	AST T. Rowe Price Equity Income Portfolio	A167
	AST T. Rowe Price Large-Cap Growth Portfolio	A172
	AST T. Rowe Price Natural Resources Portfolio	A176
	AST Templeton Global Bond Portfolio	A181
	AST Wellington Management Hedged Equity Portfolio	A190
	Glossary	A201

Section B	Notes to Financial Statements
Section C	Financial Highlights

■	APPROVAL OF ADVISORY AGREEMENTS

■	PROXY VOTING RESULTS

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

Advanced Series Trust Letter to Contract Owners	Semiannual Report	June 30, 2015

■	DEAR CONTRACT OWNER

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. This Advanced Series Trust semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 135 years. The quality of our businesses and risk diversification has enabled us to manage effectively through volatile markets over time. We believe the array of our products provides a highly attractive value proposition to clients like you who are focused on financial security.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Timothy S. Cronin

President,

Advanced Series Trust	July 31, 2015

Advanced Series Trust Presentation of Portfolio Holdings — (unaudited)	June 30, 2015

AST AQR Emerging Markets Equity
Five Largest Holdings	(% of Net Assets	)
Samsung Electronics Co. Ltd. (South Korea)	3.3%
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	2.4%
China Mobile Ltd. (China)	2.3%
Tencent Holdings Ltd. (China)	2.0%
Infosys Ltd. (India), ADR	1.6%

AST BlackRock iShares ETF
Five Largest Holdings	(% of Net Assets	)
iShares Core U.S. Aggregate Bond ETF	23.6%
iShares 1-3 Year Credit Bond ETF	20.7%
iShares Core S&P 500 ETF	18.2%
iShares MSCI EAFE ETF	11.7%
iShares Intermediate Credit Bond ETF	6.7%

AST Boston Partners Large-Cap Value
Five Largest Holdings	(% of Net Assets	)
JPMorgan Chase & Co.	4.3%
Wells Fargo & Co.	3.7%
Berkshire Hathaway, Inc. (Class B Stock)	3.6%
Capital One Financial Corp.	3.5%
Pfizer, Inc.	2.9%

AST Cohen & Steers Realty
Five Largest Holdings	(% of Net Assets	)
Simon Property Group, Inc.	11.2%
UDR, Inc.	7.0%
Equity Residential	7.0%
Vornado Realty Trust	6.5%
Health Care REIT, Inc.	6.4%

AST Goldman Sachs Large-Cap Value
Five Largest Holdings	(% of Net Assets	)
General Electric Co.	5.2%
Exxon Mobil Corp.	4.3%
JPMorgan Chase & Co.	4.1%
Bank of America Corp.	3.7%
Lincoln National Corp.	3.1%

AST Goldman Sachs Mid-Cap Growth
Five Largest Holdings	(% of Net Assets	)
Equinix, Inc.	2.3%
W.W. Grainger, Inc.	2.3%
PVH Corp.	2.1%
Intercontinental Exchange, Inc.	2.0%
Ulta Salon Cosmetics & Fragrance, Inc.	2.0%

AST Goldman Sachs Small-Cap Value
Five Largest Holdings	(% of Net Assets	)
Chesapeake Lodging Trust	1.2%
PrivateBancorp, Inc.	1.2%
Webster Financial Corp.	1.1%
Pebblebrook Hotel Trust	1.0%
Spectrum Brands Holdings, Inc.	1.0%

AST Herndon Large-Cap Value
Five Largest Holdings	(% of Net Assets	)
Apple, Inc.	3.4%
Marathon Petroleum Corp.	3.3%
Lockheed Martin Corp.	3.3%
TJX Cos., Inc. (The)	3.2%
CBOE Holdings, Inc.	3.0%

AST International Growth
Five Largest Holdings	(% of Net Assets	)
Tencent Holdings Ltd. (China)	2.8%
Continental AG (Germany)	2.3%
Murata Manufacturing Co. Ltd. (Japan)	2.2%
FANUC Corp. (Japan)	2.1%
St. James’s Place PLC (United Kingdom)	1.9%

AST International Value
Five Largest Holdings	(% of Net Assets	)
Novartis AG (Switzerland)	1.8%
Lloyds Banking Group PLC (United Kingdom)	1.6%
Sumitomo Mitsui Financial Group, Inc. (Japan)	1.4%
KDDI Corp. (Japan)	1.4%
Credit Suisse Group AG (Switzerland)	1.4%

AST J.P. Morgan International Equity
Five Largest Holdings	(% of Net Assets	)
Novartis AG (Switzerland)	2.4%
BG Group PLC (United Kingdom)	2.3%
HSBC Holdings PLC (United Kingdom)	2.2%
Roche Holding AG (Switzerland)	2.1%
Vodafone Group PLC (United Kingdom)	2.1%

AST Jennison Large-Cap Growth
Five Largest Holdings	(% of Net Assets	)
Apple, Inc.	5.8%
Facebook, Inc. (Class A Stock)	3.7%
Amazon.com, Inc.	3.5%
MasterCard, Inc. (Class A Stock)	3.5%
Nike, Inc. (Class B Stock)	2.7%

For a complete listing of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Presentation of Portfolio Holdings — (unaudited) (continued)	June 30, 2015

AST Large-Cap Value
Five Largest Holdings	(% of Net Assets	)
American International Group, Inc.	5.1%
Citigroup, Inc.	4.6%
Bank of America Corp.	4.3%
JPMorgan Chase & Co.	4.2%
Marathon Oil Corp.	3.3%

AST Loomis Sayles Large-Cap Growth
Five Largest Holdings	(% of Net Assets	)
Amazon.com, Inc.	6.2%
Facebook, Inc. (Class A Stock)	5.7%
Cisco Systems, Inc.	5.3%
Visa, Inc. (Class A Stock)	4.9%
Oracle Corp.	4.6%

AST MFS Global Equity
Five Largest Holdings	(% of Net Assets	)
Walt Disney Co. (The)	3.1%
Time Warner, Inc.	2.8%
Reckitt Benckiser Group PLC (United Kingdom)	2.5%
Honeywell International, Inc.	2.5%
Nestle SA (Switzerland)	2.5%

AST MFS Growth
Five Largest Holdings	(% of Net Assets	)
Apple, Inc.	4.0%
Visa, Inc. (Class A Stock)	3.3%
Facebook, Inc. (Class A Stock)	2.7%
MasterCard, Inc. (Class A Stock)	2.6%
Google, Inc. (Class A Stock)	2.4%

AST MFS Large-Cap Value
Five Largest Holdings	(% of Net Assets	)
JPMorgan Chase & Co.	4.7%
Wells Fargo & Co.	3.4%
Johnson & Johnson	3.3%
Philip Morris International, Inc.	3.1%
Pfizer, Inc.	2.9%

AST Mid-Cap Value
Five Largest Holdings	(% of Net Assets	)
Computer Sciences Corp.	2.9%
Brunswick Corp.	2.9%
Lincoln National Corp.	2.9%
Nordstrom, Inc.	2.7%
Universal Health Services, Inc. (Class B Stock)	2.3%

AST Neuberger Berman Mid-Cap Growth
Five Largest Holdings	(% of Net Assets	)
O’Reilly Automotive, Inc.	2.0%
Acadia Healthcare Co., Inc.	1.8%
SBA Communications Corp. (Class A Stock)	1.8%
Stericycle, Inc.	1.7%
Affiliated Managers Group, Inc.	1.7%

AST Neuberger Berman/LSV Mid-Cap Value
Five Largest Holdings	(% of Net Assets	)
Kohl’s Corp.	1.6%
Edison International	1.6%
Amdocs Ltd.	1.5%
AES Corp.	1.4%
Huntington Bancshares, Inc.	1.4%

AST Parametric Emerging Markets Equity
Five Largest Holdings	(% of Net Assets	)
America Movil SAB de CV (Mexico) (Class L Stock), ADR	0.9%
Magnit OJSC (Russia)	0.9%
MTN Group Ltd. (South Africa)	0.8%
China Mobile Ltd. (China)	0.7%
Gazprom OAO (Russia), ADR	0.7%

AST QMA Emerging Markets Equity
Five Largest Holdings	(% of Net Assets	)
Samsung Electronics Co. Ltd. (South Korea)	3.2%
Tencent Holdings Ltd. (China)	2.3%
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	2.2%
iShares MSCI Emerging Markets ETF	1.8%
China Construction Bank Corp. (China) (Class H Stock)	1.7%

AST QMA Large-Cap
Five Largest Holdings	(% of Net Assets	)
Apple, Inc.	4.8%
Exxon Mobil Corp.	2.5%
Microsoft Corp.	2.2%
JPMorgan Chase & Co.	2.2%
Johnson & Johnson	1.8%

AST Small-Cap Growth
Five Largest Holdings	(% of Net Assets	)
Imperva, Inc.	2.1%
Trex Co., Inc.	1.6%
Cavium, Inc.	1.6%
Genesco, Inc.	1.5%
IPG Photonics Corp.	1.4%

For a complete listing of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Presentation of Portfolio Holdings — (unaudited) (continued)	June 30, 2015

AST Small-Cap Growth Opportunities
Five Largest Holdings	(% of Net Assets	)
La Quinta Holdings, Inc.	1.3%
LogMeIn, Inc.	1.2%
comScore, Inc.	1.2%
DexCom, Inc.	1.2%
Proofpoint, Inc.	1.2%

AST Small-Cap Value
Five Largest Holdings	(% of Net Assets	)
EMCOR Group, Inc.	0.8%
Korn/Ferry International	0.8%
Triumph Group, Inc.	0.8%
FirstMerit Corp.	0.7%
Helen of Troy Ltd.	0.7%

AST T. Rowe Price Equity Income
Five Largest Holdings	(% of Net Assets	)
JPMorgan Chase & Co.	3.2%
General Electric Co.	3.2%
Wells Fargo & Co.	2.5%
U.S. Bancorp	2.0%
Bank of America Corp.	1.9%

AST T. Rowe Price Large-Cap Growth
Five Largest Holdings	(% of Net Assets	)
Amazon.com, Inc.	5.0%
Visa, Inc. (Class A Stock)	4.1%
Boeing Co. (The)	3.9%
Priceline Group, Inc. (The)	3.7%
Danaher Corp.	3.3%

AST T. Rowe Price Natural Resources
Five Largest Holdings	(% of Net Assets	)
Pioneer Natural Resources Co.	3.1%
Concho Resources, Inc.	3.0%
Occidental Petroleum Corp.	2.6%
Cimarex Energy Co.	2.6%
EQT Corp.	2.3%

AST Templeton Global Bond
Allocation	(% of Net Assets	)
Foreign Bonds	53.7%
Sovereign Issues	9.3%

AST Wellington Management Hedged Equity
Five Largest Holdings	(% of Net Assets	)
Bristol-Myers Squibb Co.	1.7%
PNC Financial Services Group, Inc. (The)	1.6%
Microsoft Corp.	1.3%
Cisco Systems, Inc.	1.3%
BlackRock, Inc.	1.1%

For a complete listing of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Fees and Expenses — unaudited	June 30, 2015

As a contract owner investing in Portfolios of the Trust through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2015 through June 30, 2015.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fees and charges were included, your costs would have been higher.

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*
AST AQR Emerging Markets Equity Portfolio	Actual	$1,000.00	$1,025.20	1.36%	$6.83
	Hypothetical	$1,000.00	$1,018.05	1.36%	$6.80
AST BlackRock iShares ETF Portfolio	Actual	$1,000.00	$1,020.00	1.02%	$5.11
	Hypothetical	$1,000.00	$1,019.74	1.02%	$5.11
AST Boston Partners Large-Cap Value Portfolio	Actual	$1,000.00	$1,002.20	0.85%	$4.22
	Hypothetical	$1,000.00	$1,020.58	0.85%	$4.26
AST Cohen & Steers Realty Portfolio	Actual	$1,000.00	$949.50	1.03%	$4.98
	Hypothetical	$1,000.00	$1,019.69	1.03%	$5.16
AST Goldman Sachs Large-Cap Value Portfolio	Actual	$1,000.00	$1,014.70	0.83%	$4.15
	Hypothetical	$1,000.00	$1,020.68	0.83%	$4.16
AST Goldman Sachs Mid-Cap Growth Portfolio	Actual	$1,000.00	$1,016.80	1.06%	$5.30
	Hypothetical	$1,000.00	$1,019.54	1.06%	$5.31
AST Goldman Sachs Small-Cap Value Portfolio	Actual	$1,000.00	$1,024.40	1.07%	$5.37
	Hypothetical	$1,000.00	$1,019.49	1.07%	$5.36
AST Herndon Large-Cap Value Portfolio	Actual	$1,000.00	$1,003.10	0.80%	$3.97
	Hypothetical	$1,000.00	$1,020.83	0.80%	$4.01
AST International Growth Portfolio	Actual	$1,000.00	$1,081.70	1.10%	$5.68
	Hypothetical	$1,000.00	$1,019.34	1.10%	$5.51
AST International Value Portfolio	Actual	$1,000.00	$1,071.30	1.11%	$5.70
	Hypothetical	$1,000.00	$1,019.29	1.11%	$5.56
AST J.P. Morgan International Equity Portfolio	Actual	$1,000.00	$1,071.70	1.02%	$5.24
	Hypothetical	$1,000.00	$1,019.74	1.02%	$5.11

Advanced Series Trust Fees and Expenses — unaudited (continued)	June 30, 2015

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*
AST Jennison Large-Cap Growth Portfolio	Actual	$1,000.00	$1,081.50	0.99%	$5.11
	Hypothetical	$1,000.00	$1,019.89	0.99%	$4.96
AST Large-Cap Value Portfolio	Actual	$1,000.00	$1,010.60	0.84%	$4.19
	Hypothetical	$1,000.00	$1,020.63	0.84%	$4.21
AST Loomis Sayles Large-Cap Growth Portfolio	Actual	$1,000.00	$1,027.00	0.92%	$4.62
	Hypothetical	$1,000.00	$1,020.23	0.92%	$4.61
AST MFS Global Equity Portfolio	Actual	$1,000.00	$1,028.00	1.12%	$5.63
	Hypothetical	$1,000.00	$1,019.24	1.12%	$5.61
AST MFS Growth Portfolio	Actual	$1,000.00	$1,035.50	1.00%	$5.05
	Hypothetical	$1,000.00	$1,019.84	1.00%	$5.01
AST MFS Large-Cap Value Portfolio	Actual	$1,000.00	$1,011.20	0.96%	$4.79
	Hypothetical	$1,000.00	$1,020.03	0.96%	$4.81
AST Mid-Cap Value Portfolio	Actual	$1,000.00	$1,017.10	1.07%	$5.35
	Hypothetical	$1,000.00	$1,019.49	1.07%	$5.36
AST Neuberger Berman Mid-Cap Growth Portfolio	Actual	$1,000.00	$1,105.30	1.00%	$5.22
	Hypothetical	$1,000.00	$1,019.84	1.00%	$5.01
AST Neuberger Berman/LSV Mid-Cap Value Portfolio	Actual	$1,000.00	$1,025.10	1.00%	$5.02
	Hypothetical	$1,000.00	$1,019.84	1.00%	$5.01
AST Parametric Emerging Markets Equity Portfolio	Actual	$1,000.00	$995.30	1.43%	$7.07
	Hypothetical	$1,000.00	$1,017.70	1.43%	$7.15
AST QMA Emerging Markets Equity Portfolio	Actual	$1,000.00	$1,034.70	1.48%	$7.47
	Hypothetical	$1,000.00	$1,017.46	1.48%	$7.40
AST QMA Large-Cap Portfolio	Actual	$1,000.00	$1,014.70	0.81%	$4.05
	Hypothetical	$1,000.00	$1,020.78	0.81%	$4.06
AST Small-Cap Growth Portfolio	Actual	$1,000.00	$1,114.80	1.01%	$5.30
	Hypothetical	$1,000.00	$1,019.79	1.01%	$5.06
AST Small-Cap Growth Opportunities Portfolio	Actual	$1,000.00	$1,114.50	1.07%	$5.61
	Hypothetical	$1,000.00	$1,019.49	1.07%	$5.36
AST Small-Cap Value Portfolio	Actual	$1,000.00	$1,016.70	1.00%	$5.00
	Hypothetical	$1,000.00	$1,019.84	1.00%	$5.01
AST T. Rowe Price Equity Income Portfolio	Actual	$1,000.00	$983.40	0.85%	$4.18
	Hypothetical	$1,000.00	$1,020.58	0.85%	$4.26
AST T. Rowe Price Large-Cap Growth Portfolio	Actual	$1,000.00	$1,060.00	0.95%	$4.85
	Hypothetical	$1,000.00	$1,020.08	0.95%	$4.76
AST T. Rowe Price Natural Resources Portfolio	Actual	$1,000.00	$964.00	1.03%	$5.02
	Hypothetical	$1,000.00	$1,019.69	1.03%	$5.16
AST Templeton Global Bond Portfolio	Actual	$1,000.00	$989.80	0.97%	$4.79
	Hypothetical	$1,000.00	$1,019.98	0.97%	$4.86
AST Wellington Management Hedged Equity Portfolio	Actual	$1,000.00	$1,006.30	1.11%	$5.52
	Hypothetical	$1,000.00	$1,019.29	1.11%	$5.56

* Portfolio expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six month period ended June 30, 2015, and divided by the 365 days in the Portfolio's fiscal year ended December 31, 2015 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

AST AQR EMERGING MARKETS EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

LONG-TERM INVESTMENTS — 90.8%
COMMON STOCKS — 88.7%	Shares	Value (Note 2)
Brazil — 5.4%
AMBEV SA, ADR	269,700	$1,645,170
Banco Bradesco SA, ADR	225,696	2,067,375
Banco do Brasil SA	142,300	1,105,318
Banco do Estado do Rio Grande do Sul SA (PRFC B)	66,600	192,146
BR Malls Participacoes SA	30,500	144,206
BRF SA	79,400	1,677,332
Centrais Eletricas Brasileiras SA*	24,100	45,733
Cia Energetica de Minas Gerais, ADR	116,864	445,252
EDP — Energias do Brasil SA	103,800	382,602
Fibria Celulose SA, ADR	6,700	91,187
JBS SA	524,600	2,762,118
Porto Seguro SA	122,500	1,629,997
Qualicorp SA	61,900	390,023

		12,578,459

Chile — 1.5%
Banco de Chile	7,726,140	846,851
Banco de Credito e Inversiones	1,512	66,471
Banco Santander Chile, ADR	50,000	1,012,500
Enersis SA, ADR	79,400	1,256,902
Latam Airlines Group SA, ADR*(a)	45,672	321,531

		3,504,255

China — 21.7%
Agricultural Bank of China Ltd. (Class H Stock)*	1,081,000	580,729
Air China Ltd. (Class H Stock)(g)	1,084,000	1,222,298
ANTA Sports Products Ltd.	224,000	543,272
Bank of China Ltd. (Class H Stock)	4,934,000	3,202,074
Bank of Communications Co. Ltd. (Class H Stock)	681,000	708,839
China CITIC Bank Corp. Ltd. (Class H Stock)*	624,000	496,830
China Communications Construction Co. Ltd. (Class H Stock)	1,251,000	1,867,953
China Construction Bank Corp. (Class H Stock)	4,191,000	3,822,846
China Everbright International Ltd.	132,000	236,412
China International Marine Containers Group Co. Ltd. (Class H Stock)	99,400	255,438
China Life Insurance Co. Ltd. (Class H Stock)	256,000	1,111,101
China Medical System Holdings Ltd.	144,000	201,745
China Merchants Holdings International Co. Ltd.	62,000	265,599
China Mobile Ltd.	425,000	5,437,414
China Overseas Land & Investment Ltd.	422,000	1,485,490
China Railway Construction Corp. Ltd. (Class H Stock)	570,500	880,790
China Railway Group Ltd. (Class H Stock)	544,000	586,471
China Resources Land Ltd.	296,000	957,960
China Taiping Insurance Holdings Co. Ltd.*	130,800	468,287
China Telecom Corp. Ltd. (Class H Stock)	3,930,000	2,301,802
China Unicom Hong Kong Ltd.	310,000	484,650
China Vanke Co. Ltd. (Class H Stock)	155,000	380,563
CNOOC Ltd.	420,000	595,760
Country Garden Holdings Co. Ltd.	523,000	229,608

COMMON STOCKS (continued)	Shares	Value (Note 2)
China (continued)
Dongfeng Motor Group Co. Ltd. (Class H Stock)	1,190,000	$1,594,225
Evergrande Real Estate Group Ltd.	723,000	430,755
Far East Horizon Ltd.	1,121,000	1,065,393
GOME Electrical Appliances Holding Ltd.	3,320,000	731,622
Great Wall Motor Co. Ltd. (Class H Stock)(g)	66,000	326,446
Industrial & Commercial Bank of China Ltd. (Class H Stock)	4,066,000	3,226,477
Longfor Properties Co. Ltd.	153,000	243,134
People’s Insurance Co. Group of China Ltd. (The) (Class H Stock)	2,277,000	1,455,685
PICC Property & Casualty Co. Ltd. (Class H Stock)	600,000	1,365,839
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	52,500	708,515
Sihuan Pharmaceutical Holdings Group Ltd.(g)	493,000	140,322
Sino-Ocean Land Holdings Ltd.	226,000	170,424
Sinopec Shanghai Petrochemical Co. Ltd. (Class H Stock)*	4,396,000	2,377,489
Sinopharm Group Co. Ltd. (Class H Stock)	150,000	666,102
Sinotrans Ltd. (Class H Stock)	1,208,000	804,328
Tencent Holdings Ltd.	231,800	4,635,196
Zhejiang Expressway Co. Ltd. (Class H Stock)	806,000	1,117,796
Zhuzhou CSR Times Electric Co. Ltd. (Class H Stock)	202,000	1,509,959

		50,893,638

Hong Kong — 1.2%
GCL-Poly Energy Holdings Ltd.*	2,090,000	481,594
Shimao Property Holdings Ltd.	159,000	312,991
Sino Biopharmaceutical Ltd.	1,736,000	2,012,669

		2,807,254

Hungary — 0.2%
MOL Hungarian Oil & Gas PLC	2,179	111,492
OTP Bank PLC	21,135	417,713

		529,205

India — 6.4%
Dr. Reddy’s Laboratories Ltd., ADR	47,364	2,620,176
ICICI Bank Ltd., ADR	31,000	323,020
Infosys Ltd., ADR	243,000	3,851,550
Reliance Industries Ltd., GDR, 144A	38,329	1,193,948
State Bank of India, GDR, RegS	42,325	1,722,627
Tata Motors Ltd., ADR	102,201	3,522,868
Wipro Ltd., ADR(a)	144,907	1,734,537

		14,968,726

Indonesia — 2.5%
Adaro Energy Tbk PT	6,449,600	366,526
Astra Agro Lestari Tbk PT	248,800	427,358
Bank Central Asia Tbk PT	227,900	230,151
Bank Mandiri Persero Tbk PT	131,400	98,777
Bank Negara Indonesia Persero Tbk PT	3,251,400	1,289,058
Bank Rakyat Indonesia Persero Tbk PT	1,117,900	865,219
Indocement Tunggal Prakarsa Tbk PT	195,900	306,189
Indofood Sukses Makmur Tbk PT	545,900	268,624
Telekomunikasi Indonesia Persero Tbk PT	4,838,300	1,060,528

SEE NOTES TO FINANCIAL STATEMENTS.

A1

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Indonesia (continued)
Unilever Indonesia Tbk PT	159,700	$472,124
United Tractors Tbk PT	291,200	444,116

		5,828,670

Malaysia — 3.1%
AirAsia Bhd	662,200	270,286
Alliance Financial Group Bhd	7,900	9,183
AMMB Holdings Bhd	80,500	128,522
DiGi.Com Bhd	561,300	796,662
Genting Malaysia Bhd	68,800	76,533
IOI Corp. Bhd	777,700	836,857
Malayan Banking Bhd	31,700	76,758
MISC Bhd	551,000	1,127,161
Petronas Chemicals Group Bhd	481,500	805,431
Tenaga Nasional Bhd	750,300	2,513,419
UMW Holdings Bhd	211,200	567,157

		7,207,969

Mexico — 4.6%
Alfa SAB de CV (Class A Stock)	99,000	189,717
America Movil SAB de CV (Class L Stock), ADR	172,314	3,672,011
Arca Continental SAB de CV	124,100	704,766
Cemex SAB de CV, ADR*	57,431	526,068
Fibra Uno Administracion SA de CV, REIT	245,600	584,096
Fomento Economico Mexicano SAB de CV, ADR	9,800	873,082
Gruma SAB de CV (Class B Stock)	112,000	1,444,759
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	44,500	304,641
Grupo Televisa SAB, ADR	29,100	1,129,662
OHL Mexico SAB de CV*	90,800	117,851
Wal-Mart de Mexico SAB de CV	511,000	1,248,118

		10,794,771

Peru — 0.5%
Cia de Minas Buenaventura SA, ADR	13,600	141,168
Credicorp Ltd.	4,900	680,708
Southern Copper Corp.(a)	12,100	355,861

		1,177,737

Poland — 1.8%
Energa SA	124,110	750,977
PGE SA	428,197	2,099,906
Polski Koncern Naftowy Orlen SA	25,507	500,987
Polskie Gornictwo Naftowe I Gazownictwo SA	418,299	734,433
Tauron Polska Energia SA	140,721	163,853

		4,250,156

Russia — 3.5%
Gazprom OAO, ADR	322,598	1,700,091
Lukoil OAO, ADR	27,107	1,217,375
Mobile Telesystems OJSC, ADR	250,100	2,445,978
NovaTek OAO, GDR, RegS	6,472	658,850
Rosneft Oil Co., GDR, RegS	84,131	344,786
Severstal PAO, GDR, RegS	48,277	514,700
Sistema JSFC, GDR, RegS	90,399	792,826
Surgutneftegas OAO, ADR	92,058	542,222

		8,216,828

COMMON STOCKS (continued)	Shares	Value (Note 2)
South Africa — 7.6%
Barclays Africa Group Ltd.	15,490	$232,865
FirstRand Ltd.	116,308	509,570
Foschini Group Ltd. (The)	176,299	2,304,614
Growthpoint Properties Ltd., REIT	238,568	518,596
Imperial Holdings Ltd.	25,596	389,764
Investec Ltd.	140,488	1,263,915
Liberty Holdings Ltd.	6,512	77,704
Life Healthcare Group Holdings Ltd.	83,421	257,114
Mediclinic International Ltd.	40,910	343,903
MMI Holdings Ltd.	91,698	227,248
Naspers Ltd. (Class N Stock)	18,628	2,896,736
Netcare Ltd.	402,117	1,265,122
Pick’n Pay Stores Ltd.	46,905	221,635
Rand Merchant Insurance Holdings Ltd.	75,889	264,643
Redefine Properties Ltd., REIT	195,025	163,594
Remgro Ltd.	30,281	636,423
RMB Holdings Ltd.	333,961	1,823,731
Sanlam Ltd.	198,822	1,082,302
Sasol Ltd.	45,978	1,702,553
Shoprite Holdings Ltd.	16,769	239,025
SPAR Group Ltd. (The)	16,303	254,147
Telkom SA SOC Ltd.	139,585	735,572
Tiger Brands Ltd.	8,893	207,457
Truworths International Ltd.	44,061	310,057

		17,928,290

South Korea — 13.4%
Amorepacific Corp.	3,294	1,231,827
AMOREPACIFIC Group	13,760	2,302,725
Cheil Industries, Inc.*	1,468	233,542
Dongbu Insurance Co. Ltd.	18,423	931,608
Hana Financial Group, Inc.	17,275	449,247
Hanwha Corp.	36,589	1,546,826
Hanwha Life Insurance Co. Ltd.	72,045	512,252
Hyosung Corp.	8,815	1,135,086
Hyundai Development Co-Engineering & Construction	8,541	505,971
Hyundai Mobis Co. Ltd.	1,777	337,359
Hyundai Steel Co.	17,955	1,089,298
KB Financial Group, Inc.	2,636	87,062
Korea Electric Power Corp.	3,303	135,010
Korean Air Lines Co. Ltd.*	40,600	1,472,798
KT&G Corp.	5,849	497,620
LG Chem Ltd.	1,121	279,562
LG Display Co. Ltd.	51,866	1,197,515
Lotte Chemical Corp.	8,937	2,312,116
Mirae Asset Securities Co. Ltd.	20,344	918,331
NCSoft Corp.	5,406	960,631
Samsung C&T Corp.	6,701	397,693
Samsung Card Co. Ltd.	10,926	361,876
Samsung Electronics Co. Ltd.	6,890	7,817,299
SK Holdings Co. Ltd.	1,144	202,774
SK Hynix, Inc.	79,626	3,017,946
SK Networks Co. Ltd.	117,299	943,357
Woori Bank	75,025	658,024

		31,535,355

Taiwan — 11.5%
Advanced Semiconductor Engineering, Inc.	143,000	193,752
Advantech Co. Ltd.	13,136	90,196

SEE NOTES TO FINANCIAL STATEMENTS.

A2

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Taiwan (continued)
AU Optronics Corp.	893,000	$396,203
Chicony Electronics Co. Ltd.	177,261	475,784
China Airlines Ltd.*	1,109,000	472,649
China Development Financial Holding Corp.	815,000	308,814
Compal Electronics, Inc.	1,248,000	949,283
CTBC Financial Holding Co. Ltd.	507,038	399,378
Eva Airways Corp.*	1,578,000	1,077,495
Far EasTone Telecommunications Co. Ltd.	198,000	478,611
Fubon Financial Holding Co. Ltd.	1,497,000	2,975,118
Hon Hai Precision Industry Co. Ltd.	1,078,112	3,387,842
Inotera Memories, Inc.*	2,177,000	1,733,663
Inventec Corp.	441,000	305,129
Kinsus Interconnect Technology Corp.	254,000	696,006
Largan Precision Co. Ltd.	16,000	1,826,413
MediaTek, Inc.	13,000	177,705
Pegatron Corp.	772,000	2,258,830
POU Chen Corp.	202,000	288,152
Powertech Technology, Inc.*	192,000	415,456
President Chain Store Corp.	205,000	1,441,241
Realtek Semiconductor Corp.	57,000	146,080
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	252,300	5,729,733
Teco Electric and Machinery Co. Ltd.	257,000	199,508
Wan Hai Lines Ltd.	301,000	239,009
Yuanta Financial Holding Co. Ltd.*	690,850	373,643

		27,035,693

Thailand — 2.0%
Airports of Thailand PCL, NVDR	56,100	502,150
Bangkok Bank PCL, NVDR	112,500	591,660
BEC World PCL, NVDR	146,800	162,541
Bumrungrad Hospital PCL, NVDR	31,000	171,246
Delta Electronics Thailand PCL, NVDR	183,000	489,247
Kasikornbank PCL, NVDR	76,200	425,120
Krung Thai Bank PCL, NVDR	1,728,000	872,989
PTT Global Chemical PCL, NVDR	112,700	230,538
PTT PCL, NVDR	40,100	425,034
Thai Union Frozen Products PCL, NVDR	1,395,700	899,387

		4,769,912

Turkey — 1.8%
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S, REIT	157,709	162,399
Eregli Demir ve Celik Fabrikalari TAS	138,315	223,775
TAV Havalimanlari Holding A/S	229,444	1,947,871
Turk Hava Yollari*	478,862	1,571,862
Turkiye Sise ve Cam Fabrikalari A/S	189,330	255,021

		4,160,928

TOTAL COMMON STOCKS (cost $205,664,955)		208,187,846

PREFERRED STOCKS — 2.1%	Shares	Value (Note 2)
Brazil
Cia Brasileira de Distribuicao (PRFC)	23,100	$545,422
Cia Energetica de Sao Paulo (PRFC B)	91,900	578,458
Itau Unibanco Holding SA, ADR (PRFC)	184,004	2,014,844
Itausa — Investimentos Itau SA (PRFC)	117,600	337,394
Petroleo Brasileiro SA (PRFC)*	345,500	1,415,739

TOTAL PREFERRED STOCKS (cost $6,608,097)		4,891,857

TOTAL LONG-TERM INVESTMENTS (cost $212,273,052)		213,079,703

SHORT-TERM INVESTMENT — 7.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $16,492,609; includes $2,049,812 of cash collateral for securities on loan)(b)(v)(w)(Note 4)	16,492,609	16,492,609

TOTAL INVESTMENTS — 97.8% (cost $228,765,661)		229,572,312
OTHER ASSETS IN EXCESS OF LIABILITIES(X) — 2.2%		5,257,221

NET ASSETS — 100.0%		$234,829,533

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,960,962; cash collateral of $2,049,812 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(g)	Indicates a security that has been deemed illiquid.

(v)	Includes an amount of $1,831,482 segregated as collateral for swap agreements.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A3

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Futures contracts outstanding at June 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2015	Unrealized Appreciation (Depreciation)(1)
Long Positions:
11	FTSE Bursa Malaysia KLCI Index	Jul. 2015	$246,974	$247,741	$767
13	Hang Seng China Enterprises Index	Jul. 2015	1,128,127	1,083,815	(44,312)
7	KOSPI 200 Index	Sep. 2015	784,959	791,497	6,538
77	MSCI Taiwan Stock Index	Jul. 2015	2,666,138	2,635,710	(30,428)
262	SET50 Index	Sep. 2015	1,529,551	1,508,911	(20,640)
61	SGX MSCI Singapore Index	Jul. 2015	3,397,734	3,367,829	(29,905)

					(117,980)

Short Positions:
280	BIST National 30 Index	Aug. 2015	1,087,104	1,064,326	22,778
206	FTSE/JSE Top 40 Index	Sep. 2015	7,816,163	7,829,558	(13,395)
507	SGX CNX Nifty Index	Jul. 2015	8,493,211	8,501,883	(8,672)

					711

					$(117,269)

(1)	Cash of $1,173,592 has been segregated with Barclays Bank to cover requirements for open contracts at June 30, 2015.

Forward foreign currency exchange contracts outstanding at June 30, 2015:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 09/16/15	Citigroup Global Markets	BRL	8,135	$2,456,454	$2,542,507	$86,053
Expiring 09/16/15	Citigroup Global Markets	BRL	4,150	1,322,249	1,297,118	(25,131)
Expiring 09/16/15	Citigroup Global Markets	BRL	3,550	1,111,496	1,109,582	(1,914)
Expiring 09/16/15	Citigroup Global Markets	BRL	3,550	1,122,077	1,109,582	(12,495)
Expiring 09/16/15	Citigroup Global Markets	BRL	3,150	980,255	984,559	4,304
Expiring 09/16/15	Citigroup Global Markets	BRL	2,250	701,144	703,256	2,112
Expiring 09/16/15	Citigroup Global Markets	BRL	1,750	538,235	546,978	8,743
Expiring 09/16/15	Citigroup Global Markets	BRL	1,000	311,396	312,558	1,162
Expiring 09/16/15	Citigroup Global Markets	BRL	950	295,203	296,931	1,728
Expiring 09/16/15	Citigroup Global Markets	BRL	950	298,665	296,931	(1,734)
Expiring 09/16/15	Citigroup Global Markets	BRL	700	216,889	218,791	1,902
Expiring 09/16/15	Citigroup Global Markets	BRL	500	155,985	156,279	294
Expiring 09/16/15	Credit Suisse First Boston Corp.	BRL	8,135	2,456,454	2,542,507	86,053
Expiring 09/16/15	Credit Suisse First Boston Corp.	BRL	4,150	1,322,249	1,297,118	(25,131)
Expiring 09/16/15	Credit Suisse First Boston Corp.	BRL	3,550	1,111,496	1,109,582	(1,914)
Expiring 09/16/15	Credit Suisse First Boston Corp.	BRL	3,550	1,122,075	1,109,582	(12,493)
Expiring 09/16/15	Credit Suisse First Boston Corp.	BRL	3,150	980,256	984,560	4,304
Expiring 09/16/15	Credit Suisse First Boston Corp.	BRL	2,250	701,145	703,257	2,112
Expiring 09/16/15	Credit Suisse First Boston Corp.	BRL	1,750	538,235	546,978	8,743
Expiring 09/16/15	Credit Suisse First Boston Corp.	BRL	1,000	311,396	312,558	1,162
Expiring 09/16/15	Credit Suisse First Boston Corp.	BRL	950	295,203	296,931	1,728
Expiring 09/16/15	Credit Suisse First Boston Corp.	BRL	950	298,665	296,931	(1,734)
Expiring 09/16/15	Credit Suisse First Boston Corp.	BRL	700	216,889	218,791	1,902
Expiring 09/16/15	Credit Suisse First Boston Corp.	BRL	500	155,985	156,279	294
Chilean Peso,
Expiring 09/16/15	Citigroup Global Markets	CLP	1,673,830	2,660,428	2,598,926	(61,502)
Expiring 09/16/15	Citigroup Global Markets	CLP	494,127	788,400	767,222	(21,178)
Expiring 09/16/15	Citigroup Global Markets	CLP	230,000	370,164	357,117	(13,047)
Expiring 09/16/15	Citigroup Global Markets	CLP	165,000	264,573	256,192	(8,381)
Expiring 09/16/15	Citigroup Global Markets	CLP	80,000	127,359	124,215	(3,144)
Expiring 09/16/15	Credit Suisse First Boston Corp.	CLP	1,673,830	2,660,437	2,598,926	(61,511)
Expiring 09/16/15	Credit Suisse First Boston Corp.	CLP	494,127	788,400	767,222	(21,178)
Expiring 09/16/15	Credit Suisse First Boston Corp.	CLP	230,000	370,164	357,117	(13,047)
Expiring 09/16/15	Credit Suisse First Boston Corp.	CLP	165,000	264,573	256,192	(8,381)
Expiring 09/16/15	Credit Suisse First Boston Corp.	CLP	80,000	127,723	124,214	(3,509)

SEE NOTES TO FINANCIAL STATEMENTS.

A4

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2015 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Colombian Peso,
Expiring 09/16/15	Citigroup Global Markets	COP	1,650,000	$641,744	$627,862	$(13,882)
Expiring 09/16/15	Citigroup Global Markets	COP	1,000,000	390,627	380,522	(10,105)
Expiring 09/16/15	Citigroup Global Markets	COP	150,000	58,870	57,078	(1,792)
Expiring 09/16/15	Credit Suisse First Boston Corp.	COP	1,650,000	641,744	627,862	(13,882)
Expiring 09/16/15	Credit Suisse First Boston Corp.	COP	1,000,000	390,627	380,522	(10,105)
Expiring 09/16/15	Credit Suisse First Boston Corp.	COP	150,000	58,870	57,078	(1,792)
Czech Koruna,
Expiring 09/16/15	Citigroup Global Markets	CZK	9,500	393,815	388,818	(4,997)
Expiring 09/16/15	Citigroup Global Markets	CZK	8,828	361,170	361,301	131
Expiring 09/16/15	Citigroup Global Markets	CZK	6,422	260,981	262,854	1,873
Expiring 09/16/15	Citigroup Global Markets	CZK	4,000	164,644	163,712	(932)
Expiring 09/16/15	Citigroup Global Markets	CZK	3,000	123,710	122,785	(925)
Expiring 09/16/15	Credit Suisse First Boston Corp.	CZK	9,500	393,838	388,817	(5,021)
Expiring 09/16/15	Credit Suisse First Boston Corp.	CZK	8,828	361,171	361,301	130
Expiring 09/16/15	Credit Suisse First Boston Corp.	CZK	6,422	260,981	262,853	1,872
Expiring 09/16/15	Credit Suisse First Boston Corp.	CZK	4,000	164,625	163,713	(912)
Expiring 09/16/15	Credit Suisse First Boston Corp.	CZK	3,000	123,718	122,784	(934)
Hong Kong Dollar,
Expiring 09/16/15	Citigroup Global Markets	HKD	9,474	1,221,582	1,222,113	531
Expiring 09/16/15	Citigroup Global Markets	HKD	5,042	650,128	650,453	325
Expiring 09/16/15	Citigroup Global Markets	HKD	4,450	573,870	574,031	161
Expiring 09/16/15	Citigroup Global Markets	HKD	1,400	180,582	180,594	12
Expiring 09/16/15	Citigroup Global Markets	HKD	1,250	161,230	161,245	15
Expiring 09/16/15	Citigroup Global Markets	HKD	1,050	135,438	135,446	8
Expiring 09/16/15	Citigroup Global Markets	HKD	1,000	129,000	128,996	(4)
Expiring 09/16/15	Citigroup Global Markets	HKD	800	103,197	103,197	—
Expiring 09/16/15	Citigroup Global Markets	HKD	700	90,285	90,297	12
Expiring 09/16/15	Citigroup Global Markets	HKD	700	90,287	90,297	10
Expiring 09/16/15	Citigroup Global Markets	HKD	550	70,941	70,948	7
Expiring 09/16/15	Citigroup Global Markets	HKD	550	70,945	70,948	3
Expiring 09/16/15	Citigroup Global Markets	HKD	450	58,045	58,048	3
Expiring 09/16/15	Citigroup Global Markets	HKD	100	12,899	12,900	1
Expiring 09/16/15	Citigroup Global Markets	HKD	50	6,449	6,449	—
Expiring 09/16/15	Credit Suisse First Boston Corp.	HKD	9,474	1,221,582	1,222,113	531
Expiring 09/16/15	Credit Suisse First Boston Corp.	HKD	5,347	689,784	689,740	(44)
Expiring 09/16/15	Credit Suisse First Boston Corp.	HKD	5,042	650,128	650,453	325
Expiring 09/16/15	Credit Suisse First Boston Corp.	HKD	4,450	573,862	574,031	169
Expiring 09/16/15	Credit Suisse First Boston Corp.	HKD	1,400	180,577	180,594	17
Expiring 09/16/15	Credit Suisse First Boston Corp.	HKD	1,250	161,219	161,245	26
Expiring 09/16/15	Credit Suisse First Boston Corp.	HKD	1,050	135,436	135,445	9
Expiring 09/16/15	Credit Suisse First Boston Corp.	HKD	1,000	128,998	128,996	(2)
Expiring 09/16/15	Credit Suisse First Boston Corp.	HKD	800	103,190	103,196	6
Expiring 09/16/15	Credit Suisse First Boston Corp.	HKD	700	90,285	90,297	12
Expiring 09/16/15	Credit Suisse First Boston Corp.	HKD	700	90,286	90,297	11
Expiring 09/16/15	Credit Suisse First Boston Corp.	HKD	550	70,937	70,947	10
Expiring 09/16/15	Credit Suisse First Boston Corp.	HKD	550	70,943	70,947	4
Expiring 09/16/15	Credit Suisse First Boston Corp.	HKD	450	58,045	58,048	3
Expiring 09/16/15	Credit Suisse First Boston Corp.	HKD	100	12,897	12,899	2
Expiring 09/16/15	Credit Suisse First Boston Corp.	HKD	50	6,449	6,450	1
Hungarian Forint,
Expiring 09/16/15	Citigroup Global Markets	HUF	315,867	1,123,288	1,114,939	(8,349)
Expiring 09/16/15	Citigroup Global Markets	HUF	290,463	1,044,741	1,025,267	(19,474)
Expiring 09/16/15	Citigroup Global Markets	HUF	284,907	1,012,504	1,005,657	(6,847)
Expiring 09/16/15	Citigroup Global Markets	HUF	254,263	898,680	897,488	(1,192)
Expiring 09/16/15	Credit Suisse First Boston Corp.	HUF	315,867	1,123,290	1,114,938	(8,352)
Expiring 09/16/15	Credit Suisse First Boston Corp.	HUF	290,463	1,044,743	1,025,267	(19,476)
Expiring 09/16/15	Credit Suisse First Boston Corp.	HUF	284,907	1,012,506	1,005,657	(6,849)
Expiring 09/16/15	Credit Suisse First Boston Corp.	HUF	254,263	898,682	897,488	(1,194)

SEE NOTES TO FINANCIAL STATEMENTS.

A5

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2015 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Indian Rupee,
Expiring 09/16/15	Citigroup Global Markets	INR	79,331	$1,219,458	$1,226,066	$6,608
Expiring 09/16/15	Citigroup Global Markets	INR	66,093	1,018,072	1,021,464	3,392
Expiring 09/16/15	Citigroup Global Markets	INR	49,577	758,503	766,218	7,715
Expiring 09/16/15	Citigroup Global Markets	INR	49,535	763,545	765,558	2,013
Expiring 09/16/15	Citigroup Global Markets	INR	33,010	508,792	510,173	1,381
Expiring 09/16/15	Citigroup Global Markets	INR	29,500	452,527	455,923	3,396
Expiring 09/16/15	Citigroup Global Markets	INR	22,500	345,624	347,737	2,113
Expiring 09/16/15	Citigroup Global Markets	INR	8,500	130,030	131,368	1,338
Expiring 09/16/15	Citigroup Global Markets	INR	2,500	38,441	38,638	197
Expiring 09/16/15	Credit Suisse First Boston Corp.	INR	79,331	1,219,458	1,226,066	6,608
Expiring 09/16/15	Credit Suisse First Boston Corp.	INR	66,093	1,018,072	1,021,464	3,392
Expiring 09/16/15	Credit Suisse First Boston Corp.	INR	49,577	758,503	766,218	7,715
Expiring 09/16/15	Credit Suisse First Boston Corp.	INR	49,535	763,545	765,558	2,013
Expiring 09/16/15	Credit Suisse First Boston Corp.	INR	33,010	508,792	510,173	1,381
Expiring 09/16/15	Credit Suisse First Boston Corp.	INR	29,500	452,527	455,923	3,396
Expiring 09/16/15	Credit Suisse First Boston Corp.	INR	22,500	345,624	347,737	2,113
Expiring 09/16/15	Credit Suisse First Boston Corp.	INR	8,500	130,029	131,367	1,338
Expiring 09/16/15	Credit Suisse First Boston Corp.	INR	2,500	38,434	38,638	204
Expiring 09/16/15	Credit Suisse First Boston Corp.	INR	609	9,339	9,412	73
Indonesian Rupiah,
Expiring 09/16/15	Credit Suisse First Boston Corp.	IDR	2,236,671	163,859	164,849	990
Israeli Shekel,
Expiring 09/16/15	Citigroup Global Markets	ILS	2,139	555,659	566,908	11,249
Expiring 09/16/15	Citigroup Global Markets	ILS	2,011	525,105	533,146	8,041
Expiring 09/16/15	Citigroup Global Markets	ILS	2,000	522,394	530,146	7,752
Expiring 09/16/15	Citigroup Global Markets	ILS	2,000	527,153	530,146	2,993
Expiring 09/16/15	Citigroup Global Markets	ILS	2,000	531,379	530,146	(1,233)
Expiring 09/16/15	Citigroup Global Markets	ILS	1,950	508,434	516,892	8,458
Expiring 09/16/15	Citigroup Global Markets	ILS	1,700	444,230	450,624	6,394
Expiring 09/16/15	Citigroup Global Markets	ILS	750	195,525	198,804	3,279
Expiring 09/16/15	Citigroup Global Markets	ILS	550	143,752	145,791	2,039
Expiring 09/16/15	Credit Suisse First Boston Corp.	ILS	2,139	555,658	566,908	11,250
Expiring 09/16/15	Credit Suisse First Boston Corp.	ILS	2,011	525,104	533,146	8,042
Expiring 09/16/15	Credit Suisse First Boston Corp.	ILS	2,000	522,343	530,146	7,803
Expiring 09/16/15	Credit Suisse First Boston Corp.	ILS	2,000	527,077	530,146	3,069
Expiring 09/16/15	Credit Suisse First Boston Corp.	ILS	2,000	531,316	530,146	(1,170)
Expiring 09/16/15	Credit Suisse First Boston Corp.	ILS	1,950	508,385	516,892	8,507
Expiring 09/16/15	Credit Suisse First Boston Corp.	ILS	1,700	444,171	450,624	6,453
Expiring 09/16/15	Credit Suisse First Boston Corp.	ILS	750	195,500	198,805	3,305
Expiring 09/16/15	Credit Suisse First Boston Corp.	ILS	550	143,733	145,790	2,057
Malaysian Ringgit,
Expiring 09/17/15	Citigroup Global Markets	MYR	6,047	1,621,881	1,592,791	(29,090)
Expiring 09/17/15	Credit Suisse First Boston Corp.	MYR	6,047	1,621,881	1,592,791	(29,090)
Expiring 09/17/15	Credit Suisse First Boston Corp.	MYR	393	105,108	103,525	(1,583)
Mexican Peso,
Expiring 09/17/15	Citigroup Global Markets	MXN	10,750	698,193	680,088	(18,105)
Expiring 09/17/15	Citigroup Global Markets	MXN	4,600	295,681	291,014	(4,667)
Expiring 09/17/15	Citigroup Global Markets	MXN	1,950	125,627	123,365	(2,262)
Expiring 09/17/15	Citigroup Global Markets	MXN	1,600	102,890	101,223	(1,667)
Expiring 09/17/15	Citigroup Global Markets	MXN	1,250	79,708	79,080	(628)
Expiring 09/17/15	Citigroup Global Markets	MXN	1,100	69,728	69,591	(137)
Expiring 09/17/15	Citigroup Global Markets	MXN	1,100	70,771	69,591	(1,180)
Expiring 09/17/15	Citigroup Global Markets	MXN	1,050	67,896	66,427	(1,469)
Expiring 09/17/15	Citigroup Global Markets	MXN	800	51,448	50,612	(836)
Expiring 09/17/15	Citigroup Global Markets	MXN	600	38,632	37,958	(674)
Expiring 09/17/15	Citigroup Global Markets	MXN	450	29,068	28,469	(599)
Expiring 09/17/15	Citigroup Global Markets	MXN	250	16,146	15,816	(330)
Expiring 09/17/15	Citigroup Global Markets	MXN	50	3,261	3,163	(98)
Expiring 09/17/15	Credit Suisse First Boston Corp.	MXN	10,750	698,222	680,088	(18,134)

SEE NOTES TO FINANCIAL STATEMENTS.

A6

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2015 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Mexican Peso (continued),
Expiring 09/17/15	Credit Suisse First Boston Corp.	MXN	6,020	$384,542	$380,850	$(3,692)
Expiring 09/17/15	Credit Suisse First Boston Corp.	MXN	4,600	295,675	291,014	(4,661)
Expiring 09/17/15	Credit Suisse First Boston Corp.	MXN	1,950	125,625	123,365	(2,260)
Expiring 09/17/15	Credit Suisse First Boston Corp.	MXN	1,600	102,906	101,223	(1,683)
Expiring 09/17/15	Credit Suisse First Boston Corp.	MXN	1,250	79,713	79,080	(633)
Expiring 09/17/15	Credit Suisse First Boston Corp.	MXN	1,100	69,725	69,590	(135)
Expiring 09/17/15	Credit Suisse First Boston Corp.	MXN	1,100	70,767	69,591	(1,176)
Expiring 09/17/15	Credit Suisse First Boston Corp.	MXN	1,050	67,900	66,427	(1,473)
Expiring 09/17/15	Credit Suisse First Boston Corp.	MXN	800	51,449	50,612	(837)
Expiring 09/17/15	Credit Suisse First Boston Corp.	MXN	600	38,633	37,959	(674)
Expiring 09/17/15	Credit Suisse First Boston Corp.	MXN	450	29,070	28,469	(601)
Expiring 09/17/15	Credit Suisse First Boston Corp.	MXN	250	16,147	15,816	(331)
Expiring 09/17/15	Credit Suisse First Boston Corp.	MXN	50	3,240	3,163	(77)
New Taiwanese Dollar,
Expiring 09/16/15	Citigroup Global Markets	TWD	28,675	933,793	929,854	(3,939)
Expiring 09/16/15	Citigroup Global Markets	TWD	17,285	557,318	560,510	3,192
Expiring 09/16/15	Citigroup Global Markets	TWD	17,063	554,195	553,290	(905)
Expiring 09/16/15	Citigroup Global Markets	TWD	17,040	555,044	552,553	(2,491)
Expiring 09/16/15	Citigroup Global Markets	TWD	17,001	556,333	551,311	(5,022)
Expiring 09/16/15	Citigroup Global Markets	TWD	14,771	480,838	478,992	(1,846)
Expiring 09/16/15	Citigroup Global Markets	TWD	13,622	440,988	441,726	738
Expiring 09/16/15	Citigroup Global Markets	TWD	11,498	370,252	372,853	2,601
Expiring 09/16/15	Citigroup Global Markets	TWD	11,425	368,355	370,465	2,110
Expiring 09/16/15	Citigroup Global Markets	TWD	11,398	370,003	369,602	(401)
Expiring 09/16/15	Credit Suisse First Boston Corp.	TWD	28,675	933,793	929,853	(3,940)
Expiring 09/16/15	Credit Suisse First Boston Corp.	TWD	22,581	732,911	732,241	(670)
Expiring 09/16/15	Credit Suisse First Boston Corp.	TWD	17,285	557,318	560,510	3,192
Expiring 09/16/15	Credit Suisse First Boston Corp.	TWD	17,063	554,195	553,290	(905)
Expiring 09/16/15	Credit Suisse First Boston Corp.	TWD	17,040	555,044	552,553	(2,491)
Expiring 09/16/15	Credit Suisse First Boston Corp.	TWD	17,001	556,333	551,311	(5,022)
Expiring 09/16/15	Credit Suisse First Boston Corp.	TWD	14,771	480,838	478,992	(1,846)
Expiring 09/16/15	Credit Suisse First Boston Corp.	TWD	13,622	440,988	441,726	738
Expiring 09/16/15	Credit Suisse First Boston Corp.	TWD	11,498	370,252	372,853	2,601
Expiring 09/16/15	Credit Suisse First Boston Corp.	TWD	11,425	368,355	370,465	2,110
Expiring 09/16/15	Credit Suisse First Boston Corp.	TWD	11,398	370,003	369,602	(401)
Philippine Peso,
Expiring 09/16/15	Citigroup Global Markets	PHP	12,000	267,292	264,988	(2,304)
Expiring 09/16/15	Credit Suisse First Boston Corp.	PHP	12,000	267,292	264,988	(2,304)
Polish Zloty,
Expiring 09/16/15	Citigroup Global Markets	PLN	4,037	1,087,051	1,071,376	(15,675)
Expiring 09/16/15	Citigroup Global Markets	PLN	1,859	498,469	493,337	(5,132)
Expiring 09/16/15	Citigroup Global Markets	PLN	1,840	498,449	488,297	(10,152)
Expiring 09/16/15	Citigroup Global Markets	PLN	1,671	448,639	443,406	(5,233)
Expiring 09/16/15	Citigroup Global Markets	PLN	1,600	433,841	424,625	(9,216)
Expiring 09/16/15	Citigroup Global Markets	PLN	1,512	398,702	401,353	2,651
Expiring 09/16/15	Citigroup Global Markets	PLN	1,504	398,728	399,178	450
Expiring 09/16/15	Citigroup Global Markets	PLN	850	228,415	225,582	(2,833)
Expiring 09/16/15	Citigroup Global Markets	PLN	600	160,700	159,234	(1,466)
Expiring 09/16/15	Citigroup Global Markets	PLN	250	66,515	66,348	(167)
Expiring 09/16/15	Citigroup Global Markets	PLN	100	26,319	26,539	220
Expiring 09/16/15	Citigroup Global Markets	PLN	100	27,097	26,540	(557)
Expiring 09/16/15	Citigroup Global Markets	PLN	50	13,396	13,270	(126)
Expiring 09/16/15	Credit Suisse First Boston Corp.	PLN	4,037	1,087,053	1,071,376	(15,677)
Expiring 09/16/15	Credit Suisse First Boston Corp.	PLN	1,859	498,470	493,337	(5,133)
Expiring 09/16/15	Credit Suisse First Boston Corp.	PLN	1,840	498,450	488,297	(10,153)
Expiring 09/16/15	Credit Suisse First Boston Corp.	PLN	1,671	448,639	443,406	(5,233)
Expiring 09/16/15	Credit Suisse First Boston Corp.	PLN	1,600	433,808	424,625	(9,183)
Expiring 09/16/15	Credit Suisse First Boston Corp.	PLN	1,512	398,703	401,353	2,650
Expiring 09/16/15	Credit Suisse First Boston Corp.	PLN	1,504	398,729	399,178	449

SEE NOTES TO FINANCIAL STATEMENTS.

A7

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2015 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Polish Zloty (continued),
Expiring 09/16/15	Credit Suisse First Boston Corp.	PLN	850	$228,433	$225,582	$(2,851)
Expiring 09/16/15	Credit Suisse First Boston Corp.	PLN	600	160,694	159,234	(1,460)
Expiring 09/16/15	Credit Suisse First Boston Corp.	PLN	250	66,514	66,347	(167)
Expiring 09/16/15	Credit Suisse First Boston Corp.	PLN	100	26,319	26,539	220
Expiring 09/16/15	Credit Suisse First Boston Corp.	PLN	100	27,094	26,539	(555)
Expiring 09/16/15	Credit Suisse First Boston Corp.	PLN	50	13,396	13,269	(127)
Singapore Dollar,
Expiring 09/16/15	Citigroup Global Markets	SGD	1,395	1,029,607	1,034,589	4,982
Expiring 09/16/15	Citigroup Global Markets	SGD	705	523,821	522,857	(964)
Expiring 09/16/15	Citigroup Global Markets	SGD	625	468,065	463,525	(4,540)
Expiring 09/16/15	Citigroup Global Markets	SGD	565	418,716	419,027	311
Expiring 09/16/15	Citigroup Global Markets	SGD	370	274,951	274,407	(544)
Expiring 09/16/15	Citigroup Global Markets	SGD	95	70,608	70,456	(152)
Expiring 09/16/15	Citigroup Global Markets	SGD	55	40,794	40,790	(4)
Expiring 09/16/15	Credit Suisse First Boston Corp.	SGD	1,395	1,029,279	1,034,589	5,310
Expiring 09/16/15	Credit Suisse First Boston Corp.	SGD	705	523,866	522,856	(1,010)
Expiring 09/16/15	Credit Suisse First Boston Corp.	SGD	625	468,077	463,526	(4,551)
Expiring 09/16/15	Credit Suisse First Boston Corp.	SGD	565	418,678	419,027	349
Expiring 09/16/15	Credit Suisse First Boston Corp.	SGD	370	274,980	274,407	(573)
Expiring 09/16/15	Credit Suisse First Boston Corp.	SGD	95	70,614	70,456	(158)
Expiring 09/16/15	Credit Suisse First Boston Corp.	SGD	55	40,788	40,790	2
South African Rand,
Expiring 09/16/15	Citigroup Global Markets	ZAR	13,294	1,055,323	1,077,639	22,316
Expiring 09/16/15	Citigroup Global Markets	ZAR	5,406	432,208	438,215	6,007
Expiring 09/16/15	Citigroup Global Markets	ZAR	5,361	429,141	434,539	5,398
Expiring 09/16/15	Citigroup Global Markets	ZAR	4,950	403,028	401,249	(1,779)
Expiring 09/16/15	Citigroup Global Markets	ZAR	4,600	373,965	372,877	(1,088)
Expiring 09/16/15	Credit Suisse First Boston Corp.	ZAR	13,294	1,055,323	1,077,639	22,316
Expiring 09/16/15	Credit Suisse First Boston Corp.	ZAR	5,406	432,208	438,215	6,007
Expiring 09/16/15	Credit Suisse First Boston Corp.	ZAR	5,361	429,141	434,539	5,398
Expiring 09/16/15	Credit Suisse First Boston Corp.	ZAR	4,950	402,989	401,249	(1,740)
Expiring 09/16/15	Credit Suisse First Boston Corp.	ZAR	4,600	373,827	372,878	(949)
South Korean Won,
Expiring 09/16/15	Credit Suisse First Boston Corp.	KRW	2,105,943	1,888,738	1,884,563	(4,175)
Thai Baht,
Expiring 09/16/15	Citigroup Global Markets	THB	19,863	584,279	586,525	2,246
Expiring 09/16/15	Citigroup Global Markets	THB	1,000	29,403	29,529	126
Expiring 09/16/15	Citigroup Global Markets	THB	1,000	29,447	29,530	83
Expiring 09/16/15	Citigroup Global Markets	THB	1,000	29,516	29,529	13
Expiring 09/16/15	Citigroup Global Markets	THB	500	14,693	14,765	72
Expiring 09/16/15	Citigroup Global Markets	THB	500	14,710	14,764	54
Expiring 09/16/15	Citigroup Global Markets	THB	500	14,719	14,765	46
Expiring 09/16/15	Citigroup Global Markets	THB	500	14,771	14,765	(6)
Expiring 09/16/15	Credit Suisse First Boston Corp.	THB	19,863	584,281	586,526	2,245
Expiring 09/16/15	Credit Suisse First Boston Corp.	THB	1,000	29,369	29,530	161
Expiring 09/16/15	Credit Suisse First Boston Corp.	THB	1,000	29,403	29,529	126
Expiring 09/16/15	Credit Suisse First Boston Corp.	THB	1,000	29,447	29,530	83
Expiring 09/16/15	Credit Suisse First Boston Corp.	THB	1,000	29,446	29,529	83
Expiring 09/16/15	Credit Suisse First Boston Corp.	THB	1,000	29,472	29,529	57
Expiring 09/16/15	Credit Suisse First Boston Corp.	THB	1,000	29,516	29,529	13
Expiring 09/16/15	Credit Suisse First Boston Corp.	THB	500	14,693	14,765	72
Expiring 09/16/15	Credit Suisse First Boston Corp.	THB	500	14,710	14,764	54
Expiring 09/16/15	Credit Suisse First Boston Corp.	THB	500	14,719	14,765	46
Expiring 09/16/15	Credit Suisse First Boston Corp.	THB	500	14,771	14,764	(7)
Turkish Lira,
Expiring 09/16/15	Citigroup Global Markets	TRY	6,467	2,358,179	2,359,122	943
Expiring 09/16/15	Citigroup Global Markets	TRY	6,074	2,201,446	2,215,552	14,106
Expiring 09/16/15	Citigroup Global Markets	TRY	4,150	1,511,852	1,513,847	1,995
Expiring 09/16/15	Citigroup Global Markets	TRY	3,850	1,399,434	1,404,413	4,979

SEE NOTES TO FINANCIAL STATEMENTS.

A8

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2015 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Turkish Lira (continued),
Expiring 09/16/15	Citigroup Global Markets	TRY	3,050	$1,113,933	$1,112,587	$(1,346)
Expiring 09/16/15	Citigroup Global Markets	TRY	2,700	985,322	984,913	(409)
Expiring 09/16/15	Citigroup Global Markets	TRY	2,601	943,221	948,943	5,722
Expiring 09/16/15	Citigroup Global Markets	TRY	2,388	864,777	871,190	6,413
Expiring 09/16/15	Citigroup Global Markets	TRY	2,176	764,207	793,597	29,390
Expiring 09/16/15	Citigroup Global Markets	TRY	250	91,257	91,196	(61)
Expiring 09/16/15	Credit Suisse First Boston Corp.	TRY	6,467	2,358,184	2,359,122	938
Expiring 09/16/15	Credit Suisse First Boston Corp.	TRY	6,074	2,201,450	2,215,551	14,101
Expiring 09/16/15	Credit Suisse First Boston Corp.	TRY	4,150	1,512,013	1,513,847	1,834
Expiring 09/16/15	Credit Suisse First Boston Corp.	TRY	3,850	1,399,427	1,404,413	4,986
Expiring 09/16/15	Credit Suisse First Boston Corp.	TRY	3,050	1,114,189	1,112,586	(1,603)
Expiring 09/16/15	Credit Suisse First Boston Corp.	TRY	2,700	985,448	984,913	(535)
Expiring 09/16/15	Credit Suisse First Boston Corp.	TRY	2,601	943,222	948,942	5,720
Expiring 09/16/15	Credit Suisse First Boston Corp.	TRY	2,388	864,779	871,190	6,411
Expiring 09/16/15	Credit Suisse First Boston Corp.	TRY	2,176	764,209	793,598	29,389
Expiring 09/16/15	Credit Suisse First Boston Corp.	TRY	250	91,250	91,196	(54)
Expiring 09/16/15	Credit Suisse First Boston Corp.	TRY	248	90,308	90,466	158

				$133,025,570	$132,909,934	$(115,636)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 09/16/15	Citigroup Global Markets	BRL	2,150	$652,973	$672,001	$(19,028)
Expiring 09/16/15	Citigroup Global Markets	BRL	1,250	379,383	390,698	(11,315)
Expiring 09/16/15	Credit Suisse First Boston Corp.	BRL	2,150	652,973	672,001	(19,028)
Expiring 09/16/15	Credit Suisse First Boston Corp.	BRL	1,250	379,383	390,698	(11,315)
Expiring 09/16/15	Credit Suisse First Boston Corp.	BRL	413	126,435	129,087	(2,652)
Expiring 09/16/15	Credit Suisse First Boston Corp.	BRL	62	19,243	19,379	(136)
Chilean Peso,
Expiring 09/16/15	Citigroup Global Markets	CLP	285,000	445,613	442,514	3,099
Expiring 09/16/15	Citigroup Global Markets	CLP	250,000	392,018	388,170	3,848
Expiring 09/16/15	Citigroup Global Markets	CLP	140,000	217,491	217,375	116
Expiring 09/16/15	Citigroup Global Markets	CLP	85,000	133,921	131,978	1,943
Expiring 09/16/15	Citigroup Global Markets	CLP	35,000	54,666	54,344	322
Expiring 09/16/15	Citigroup Global Markets	CLP	25,000	39,185	38,817	368
Expiring 09/16/15	Credit Suisse First Boston Corp.	CLP	285,000	445,613	442,514	3,099
Expiring 09/16/15	Credit Suisse First Boston Corp.	CLP	250,000	392,018	388,170	3,848
Expiring 09/16/15	Credit Suisse First Boston Corp.	CLP	140,000	217,491	217,375	116
Expiring 09/16/15	Credit Suisse First Boston Corp.	CLP	85,000	133,921	131,978	1,943
Expiring 09/16/15	Credit Suisse First Boston Corp.	CLP	35,000	54,666	54,344	322
Expiring 09/16/15	Credit Suisse First Boston Corp.	CLP	25,000	39,185	38,817	368
Expiring 09/16/15	Credit Suisse First Boston Corp.	CLP	11,907	18,751	18,488	263
Expiring 09/16/15	Credit Suisse First Boston Corp.	CLP	776	1,199	1,205	(6)
Colombian Peso,
Expiring 09/16/15	Citigroup Global Markets	COP	4,800,022	1,871,597	1,826,517	45,080
Expiring 09/16/15	Citigroup Global Markets	COP	1,504,978	585,056	572,678	12,378
Expiring 09/16/15	Citigroup Global Markets	COP	1,150,000	446,388	437,601	8,787
Expiring 09/16/15	Citigroup Global Markets	COP	350,000	133,587	133,183	404
Expiring 09/16/15	Citigroup Global Markets	COP	250,000	98,040	95,131	2,909
Expiring 09/16/15	Credit Suisse First Boston Corp.	COP	4,800,022	1,871,597	1,826,517	45,080
Expiring 09/16/15	Credit Suisse First Boston Corp.	COP	1,504,978	585,053	572,678	12,375
Expiring 09/16/15	Credit Suisse First Boston Corp.	COP	1,150,000	446,388	437,601	8,787
Expiring 09/16/15	Credit Suisse First Boston Corp.	COP	350,000	133,587	133,183	404
Expiring 09/16/15	Credit Suisse First Boston Corp.	COP	250,000	98,040	95,131	2,909
Hong Kong Dollar,
Expiring 09/16/15	Citigroup Global Markets	HKD	2,700	348,234	348,288	(54)
Expiring 09/16/15	Citigroup Global Markets	HKD	2,650	341,688	341,839	(151)

SEE NOTES TO FINANCIAL STATEMENTS.

A9

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2015 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Hong Kong Dollar (continued),
Expiring 09/16/15	Citigroup Global Markets	HKD	1,800	$232,144	$232,192	$(48)
Expiring 09/16/15	Citigroup Global Markets	HKD	1,750	225,697	225,743	(46)
Expiring 09/16/15	Citigroup Global Markets	HKD	1,600	206,372	206,394	(22)
Expiring 09/16/15	Citigroup Global Markets	HKD	950	122,518	122,546	(28)
Expiring 09/16/15	Citigroup Global Markets	HKD	750	96,733	96,747	(14)
Expiring 09/16/15	Citigroup Global Markets	HKD	700	90,282	90,297	(15)
Expiring 09/16/15	Citigroup Global Markets	HKD	450	58,041	58,048	(7)
Expiring 09/16/15	Citigroup Global Markets	HKD	350	45,142	45,148	(6)
Expiring 09/16/15	Citigroup Global Markets	HKD	250	32,228	32,249	(21)
Expiring 09/16/15	Citigroup Global Markets	HKD	50	6,448	6,450	(2)
Expiring 09/16/15	Credit Suisse First Boston Corp.	HKD	2,700	348,246	348,288	(42)
Expiring 09/16/15	Credit Suisse First Boston Corp.	HKD	2,650	341,712	341,839	(127)
Expiring 09/16/15	Credit Suisse First Boston Corp.	HKD	1,800	232,162	232,192	(30)
Expiring 09/16/15	Credit Suisse First Boston Corp.	HKD	1,750	225,710	225,743	(33)
Expiring 09/16/15	Credit Suisse First Boston Corp.	HKD	1,600	206,384	206,393	(9)
Expiring 09/16/15	Credit Suisse First Boston Corp.	HKD	950	122,520	122,546	(26)
Expiring 09/16/15	Credit Suisse First Boston Corp.	HKD	750	96,739	96,747	(8)
Expiring 09/16/15	Credit Suisse First Boston Corp.	HKD	700	90,283	90,297	(14)
Expiring 09/16/15	Credit Suisse First Boston Corp.	HKD	450	58,044	58,048	(4)
Expiring 09/16/15	Credit Suisse First Boston Corp.	HKD	350	45,147	45,148	(1)
Expiring 09/16/15	Credit Suisse First Boston Corp.	HKD	250	32,232	32,248	(16)
Expiring 09/16/15	Credit Suisse First Boston Corp.	HKD	50	6,449	6,449	—
Hungarian Forint,
Expiring 09/16/15	Citigroup Global Markets	HUF	60,000	212,261	211,786	475
Expiring 09/16/15	Citigroup Global Markets	HUF	40,000	140,982	141,191	(209)
Expiring 09/16/15	Credit Suisse First Boston Corp.	HUF	60,000	212,335	211,786	549
Expiring 09/16/15	Credit Suisse First Boston Corp.	HUF	40,000	141,006	141,191	(185)
Indian Rupee,
Expiring 09/16/15	Citigroup Global Markets	INR	4,000	61,881	61,820	61
Expiring 09/16/15	Credit Suisse First Boston Corp.	INR	68,146	1,044,543	1,053,196	(8,653)
Expiring 09/16/15	Credit Suisse First Boston Corp.	INR	4,000	61,881	61,820	61
Indonesian Rupiah,
Expiring 09/16/15	Citigroup Global Markets	IDR	7,543,020	556,883	555,942	941
Expiring 09/16/15	Citigroup Global Markets	IDR	7,537,886	558,049	555,564	2,485
Expiring 09/16/15	Citigroup Global Markets	IDR	5,659,476	416,380	417,119	(739)
Expiring 09/16/15	Citigroup Global Markets	IDR	3,798,182	278,172	279,937	(1,765)
Expiring 09/16/15	Citigroup Global Markets	IDR	3,773,935	278,456	278,150	306
Expiring 09/16/15	Citigroup Global Markets	IDR	1,701,384	123,601	125,396	(1,795)
Expiring 09/16/15	Credit Suisse First Boston Corp.	IDR	7,543,020	556,883	555,942	941
Expiring 09/16/15	Credit Suisse First Boston Corp.	IDR	7,537,886	558,049	555,564	2,485
Expiring 09/16/15	Credit Suisse First Boston Corp.	IDR	5,659,476	416,380	417,119	(739)
Expiring 09/16/15	Credit Suisse First Boston Corp.	IDR	3,798,182	278,172	279,937	(1,765)
Expiring 09/16/15	Credit Suisse First Boston Corp.	IDR	3,773,935	278,456	278,150	306
Expiring 09/16/15	Credit Suisse First Boston Corp.	IDR	1,701,384	123,601	125,396	(1,795)
Malaysian Ringgit,
Expiring 09/17/15	Citigroup Global Markets	MYR	2,150	575,034	566,361	8,673
Expiring 09/17/15	Citigroup Global Markets	MYR	1,450	382,533	381,964	569
Expiring 09/17/15	Citigroup Global Markets	MYR	1,000	265,443	263,424	2,019
Expiring 09/17/15	Citigroup Global Markets	MYR	800	212,726	210,739	1,987
Expiring 09/17/15	Citigroup Global Markets	MYR	500	131,277	131,712	(435)
Expiring 09/17/15	Citigroup Global Markets	MYR	350	92,568	92,199	369
Expiring 09/17/15	Citigroup Global Markets	MYR	100	26,553	26,342	211
Expiring 09/17/15	Citigroup Global Markets	MYR	100	26,333	26,342	(9)
Expiring 09/17/15	Credit Suisse First Boston Corp.	MYR	2,150	575,039	566,361	8,678
Expiring 09/17/15	Credit Suisse First Boston Corp.	MYR	1,450	382,533	381,964	569
Expiring 09/17/15	Credit Suisse First Boston Corp.	MYR	1,000	265,443	263,424	2,019
Expiring 09/17/15	Credit Suisse First Boston Corp.	MYR	800	212,726	210,739	1,987
Expiring 09/17/15	Credit Suisse First Boston Corp.	MYR	500	131,277	131,712	(435)
Expiring 09/17/15	Credit Suisse First Boston Corp.	MYR	350	92,568	92,199	369

SEE NOTES TO FINANCIAL STATEMENTS.

A10

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2015 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Malaysian Ringgit (continued),
Expiring 09/17/15	Credit Suisse First Boston Corp.	MYR	100	$26,553	$26,342	$211
Expiring 09/17/15	Credit Suisse First Boston Corp.	MYR	100	26,333	26,342	(9)
Mexican Peso,
Expiring 09/17/15	Citigroup Global Markets	MXN	169,932	10,984,334	10,750,578	233,756
Expiring 09/17/15	Citigroup Global Markets	MXN	45,380	2,919,868	2,870,930	48,938
Expiring 09/17/15	Citigroup Global Markets	MXN	34,027	2,197,067	2,152,710	44,357
Expiring 09/17/15	Citigroup Global Markets	MXN	9,000	571,770	569,376	2,394
Expiring 09/17/15	Citigroup Global Markets	MXN	4,400	281,171	278,362	2,809
Expiring 09/17/15	Citigroup Global Markets	MXN	1,300	82,358	82,243	115
Expiring 09/17/15	Credit Suisse First Boston Corp.	MXN	169,932	10,984,210	10,750,577	233,633
Expiring 09/17/15	Credit Suisse First Boston Corp.	MXN	45,380	2,919,862	2,870,930	48,932
Expiring 09/17/15	Credit Suisse First Boston Corp.	MXN	34,027	2,197,062	2,152,709	44,353
Expiring 09/17/15	Credit Suisse First Boston Corp.	MXN	9,000	571,733	569,377	2,356
Expiring 09/17/15	Credit Suisse First Boston Corp.	MXN	4,400	281,269	278,362	2,907
Expiring 09/17/15	Credit Suisse First Boston Corp.	MXN	1,300	82,363	82,243	120
Expiring 09/17/15	Credit Suisse First Boston Corp.	MXN	1,016	64,139	64,277	(138)
Peruvian Nuevo Sol,
Expiring 09/16/15	Citigroup Global Markets	PEN	310	96,448	96,225	223
Expiring 09/16/15	Credit Suisse First Boston Corp.	PEN	310	96,448	96,225	223
Expiring 09/16/15	Credit Suisse First Boston Corp.	PEN	100	31,153	31,091	62
Philippine Peso,
Expiring 09/16/15	Citigroup Global Markets	PHP	38,500	849,322	850,171	(849)
Expiring 09/16/15	Citigroup Global Markets	PHP	22,500	495,852	496,853	(1,001)
Expiring 09/16/15	Citigroup Global Markets	PHP	8,750	195,551	193,220	2,331
Expiring 09/16/15	Citigroup Global Markets	PHP	5,000	110,230	110,412	(182)
Expiring 09/16/15	Credit Suisse First Boston Corp.	PHP	38,500	849,322	850,171	(849)
Expiring 09/16/15	Credit Suisse First Boston Corp.	PHP	22,500	495,852	496,853	(1,001)
Expiring 09/16/15	Credit Suisse First Boston Corp.	PHP	8,750	195,551	193,220	2,331
Expiring 09/16/15	Credit Suisse First Boston Corp.	PHP	5,000	110,230	110,412	(182)
Polish Zloty,
Expiring 09/16/15	Citigroup Global Markets	PLN	2,600	700,577	690,015	10,562
Expiring 09/16/15	Citigroup Global Markets	PLN	1,500	394,328	398,086	(3,758)
Expiring 09/16/15	Citigroup Global Markets	PLN	1,500	393,667	398,086	(4,419)
Expiring 09/16/15	Citigroup Global Markets	PLN	1,250	337,899	331,738	6,161
Expiring 09/16/15	Citigroup Global Markets	PLN	1,100	290,196	291,929	(1,733)
Expiring 09/16/15	Citigroup Global Markets	PLN	1,050	279,910	278,660	1,250
Expiring 09/16/15	Citigroup Global Markets	PLN	1,000	265,050	265,391	(341)
Expiring 09/16/15	Credit Suisse First Boston Corp.	PLN	2,600	700,622	690,015	10,607
Expiring 09/16/15	Credit Suisse First Boston Corp.	PLN	1,500	394,337	398,086	(3,749)
Expiring 09/16/15	Credit Suisse First Boston Corp.	PLN	1,500	393,678	398,086	(4,408)
Expiring 09/16/15	Credit Suisse First Boston Corp.	PLN	1,250	337,898	331,738	6,160
Expiring 09/16/15	Credit Suisse First Boston Corp.	PLN	1,100	290,221	291,930	(1,709)
Expiring 09/16/15	Credit Suisse First Boston Corp.	PLN	1,050	279,929	278,660	1,269
Expiring 09/16/15	Credit Suisse First Boston Corp.	PLN	1,000	265,067	265,390	(323)
Expiring 09/16/15	Credit Suisse First Boston Corp.	PLN	351	93,720	93,152	568
Expiring 09/16/15	Credit Suisse First Boston Corp.	PLN	115	31,008	30,520	488
Singapore Dollar,
Expiring 09/16/15	Citigroup Global Markets	SGD	3,744	2,774,062	2,776,329	(2,267)
Expiring 09/16/15	Citigroup Global Markets	SGD	3,237	2,383,066	2,400,887	(17,821)
Expiring 09/16/15	Citigroup Global Markets	SGD	3,219	2,384,236	2,387,522	(3,286)
Expiring 09/16/15	Citigroup Global Markets	SGD	580	428,401	430,152	(1,751)
Expiring 09/16/15	Citigroup Global Markets	SGD	470	347,259	348,571	(1,312)
Expiring 09/16/15	Credit Suisse First Boston Corp.	SGD	3,744	2,774,066	2,776,327	(2,261)
Expiring 09/16/15	Credit Suisse First Boston Corp.	SGD	3,237	2,383,072	2,400,888	(17,816)
Expiring 09/16/15	Credit Suisse First Boston Corp.	SGD	3,219	2,384,241	2,387,522	(3,281)
Expiring 09/16/15	Credit Suisse First Boston Corp.	SGD	580	428,475	430,152	(1,677)
Expiring 09/16/15	Credit Suisse First Boston Corp.	SGD	470	347,197	348,571	(1,374)
South African Rand,
Expiring 09/16/15	Citigroup Global Markets	ZAR	9,000	723,269	729,543	(6,274)

SEE NOTES TO FINANCIAL STATEMENTS.

A11

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2015 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
South African Rand (continued),
Expiring 09/16/15	Citigroup Global Markets	ZAR	7,450	$593,940	$603,900	$(9,960)
Expiring 09/16/15	Citigroup Global Markets	ZAR	3,950	312,555	320,188	(7,633)
Expiring 09/16/15	Citigroup Global Markets	ZAR	3,000	235,549	243,181	(7,632)
Expiring 09/16/15	Citigroup Global Markets	ZAR	2,800	219,096	226,969	(7,873)
Expiring 09/16/15	Citigroup Global Markets	ZAR	1,600	128,786	129,697	(911)
Expiring 09/16/15	Credit Suisse First Boston Corp.	ZAR	9,000	723,295	729,544	(6,249)
Expiring 09/16/15	Credit Suisse First Boston Corp.	ZAR	7,450	593,974	603,900	(9,926)
Expiring 09/16/15	Credit Suisse First Boston Corp.	ZAR	3,950	312,556	320,188	(7,632)
Expiring 09/16/15	Credit Suisse First Boston Corp.	ZAR	3,272	259,408	265,229	(5,821)
Expiring 09/16/15	Credit Suisse First Boston Corp.	ZAR	3,000	235,854	243,181	(7,327)
Expiring 09/16/15	Credit Suisse First Boston Corp.	ZAR	2,800	219,096	226,969	(7,873)
Expiring 09/16/15	Credit Suisse First Boston Corp.	ZAR	1,600	128,757	129,697	(940)
South Korean Won,
Expiring 09/16/15	Citigroup Global Markets	KRW	1,470,000	1,305,949	1,315,471	(9,522)
Expiring 09/16/15	Citigroup Global Markets	KRW	1,020,000	925,290	912,776	12,514
Expiring 09/16/15	Citigroup Global Markets	KRW	1,005,000	897,209	899,353	(2,144)
Expiring 09/16/15	Citigroup Global Markets	KRW	500,000	446,555	447,439	(884)
Expiring 09/16/15	Citigroup Global Markets	KRW	315,000	283,140	281,887	1,253
Expiring 09/16/15	Citigroup Global Markets	KRW	205,000	182,564	183,451	(887)
Expiring 09/16/15	Citigroup Global Markets	KRW	195,000	175,492	174,501	991
Expiring 09/16/15	Citigroup Global Markets	KRW	150,000	135,969	134,232	1,737
Expiring 09/16/15	Citigroup Global Markets	KRW	75,918	68,425	67,937	488
Expiring 09/16/15	Citigroup Global Markets	KRW	61,255	54,874	54,816	58
Expiring 09/16/15	Citigroup Global Markets	KRW	60,895	54,821	54,493	328
Expiring 09/16/15	Citigroup Global Markets	KRW	45,671	40,977	40,870	107
Expiring 09/16/15	Citigroup Global Markets	KRW	45,493	41,057	40,710	347
Expiring 09/16/15	Citigroup Global Markets	KRW	45,000	40,656	40,270	386
Expiring 09/16/15	Citigroup Global Markets	KRW	40,124	36,016	35,906	110
Expiring 09/16/15	Credit Suisse First Boston Corp.	KRW	1,470,000	1,305,950	1,315,471	(9,521)
Expiring 09/16/15	Credit Suisse First Boston Corp.	KRW	1,020,000	925,290	912,776	12,514
Expiring 09/16/15	Credit Suisse First Boston Corp.	KRW	1,005,000	897,209	899,353	(2,144)
Expiring 09/16/15	Credit Suisse First Boston Corp.	KRW	500,000	446,556	447,440	(884)
Expiring 09/16/15	Credit Suisse First Boston Corp.	KRW	315,000	283,140	281,887	1,253
Expiring 09/16/15	Credit Suisse First Boston Corp.	KRW	205,000	182,584	183,450	(866)
Expiring 09/16/15	Credit Suisse First Boston Corp.	KRW	195,000	175,492	174,501	991
Expiring 09/16/15	Credit Suisse First Boston Corp.	KRW	150,000	135,969	134,232	1,737
Expiring 09/16/15	Credit Suisse First Boston Corp.	KRW	75,918	68,425	67,937	488
Expiring 09/16/15	Credit Suisse First Boston Corp.	KRW	61,255	54,874	54,816	58
Expiring 09/16/15	Credit Suisse First Boston Corp.	KRW	60,895	54,821	54,493	328
Expiring 09/16/15	Credit Suisse First Boston Corp.	KRW	45,671	40,977	40,870	107
Expiring 09/16/15	Credit Suisse First Boston Corp.	KRW	45,493	41,057	40,710	347
Expiring 09/16/15	Credit Suisse First Boston Corp.	KRW	45,000	40,656	40,270	386
Expiring 09/16/15	Credit Suisse First Boston Corp.	KRW	40,124	36,016	35,906	110
Thai Baht,
Expiring 09/16/15	Citigroup Global Markets	THB	1,500	44,169	44,293	(124)
Expiring 09/16/15	Citigroup Global Markets	THB	1,500	44,169	44,293	(124)
Expiring 09/16/15	Citigroup Global Markets	THB	1,000	29,472	29,529	(57)
Expiring 09/16/15	Citigroup Global Markets	THB	1,000	29,472	29,529	(57)
Expiring 09/16/15	Citigroup Global Markets	THB	500	14,791	14,765	26
Expiring 09/16/15	Citigroup Global Markets	THB	500	14,767	14,765	2
Expiring 09/16/15	Citigroup Global Markets	THB	500	14,706	14,765	(59)
Expiring 09/16/15	Citigroup Global Markets	THB	500	14,702	14,765	(63)
Expiring 09/16/15	Citigroup Global Markets	THB	500	14,663	14,765	(102)
Expiring 09/16/15	Credit Suisse First Boston Corp.	THB	15,604	459,346	460,774	(1,428)
Expiring 09/16/15	Credit Suisse First Boston Corp.	THB	1,500	44,169	44,294	(125)
Expiring 09/16/15	Credit Suisse First Boston Corp.	THB	1,500	44,169	44,294	(125)
Expiring 09/16/15	Credit Suisse First Boston Corp.	THB	1,000	29,542	29,529	13
Expiring 09/16/15	Credit Suisse First Boston Corp.	THB	1,000	29,516	29,529	(13)
Expiring 09/16/15	Credit Suisse First Boston Corp.	THB	1,000	29,499	29,530	(31)

SEE NOTES TO FINANCIAL STATEMENTS.

A12

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2015 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Thai Baht (continued),
Expiring 09/16/15	Credit Suisse First Boston Corp.	THB	1,000	$29,499	$29,530	$(31)
Expiring 09/16/15	Credit Suisse First Boston Corp.	THB	1,000	29,472	29,529	(57)
Expiring 09/16/15	Credit Suisse First Boston Corp.	THB	1,000	29,472	29,529	(57)
Expiring 09/16/15	Credit Suisse First Boston Corp.	THB	500	14,791	14,765	26
Expiring 09/16/15	Credit Suisse First Boston Corp.	THB	500	14,767	14,765	2
Expiring 09/16/15	Credit Suisse First Boston Corp.	THB	500	14,706	14,765	(59)
Expiring 09/16/15	Credit Suisse First Boston Corp.	THB	500	14,701	14,764	(63)
Expiring 09/16/15	Credit Suisse First Boston Corp.	THB	500	14,663	14,765	(102)
Turkish Lira,
Expiring 09/16/15	Citigroup Global Markets	TRY	5,450	1,939,387	1,988,064	(48,677)
Expiring 09/16/15	Citigroup Global Markets	TRY	5,200	1,851,224	1,896,869	(45,645)
Expiring 09/16/15	Citigroup Global Markets	TRY	4,300	1,529,360	1,568,565	(39,205)
Expiring 09/16/15	Citigroup Global Markets	TRY	3,000	1,077,671	1,094,347	(16,676)
Expiring 09/16/15	Citigroup Global Markets	TRY	2,850	1,020,308	1,039,630	(19,322)
Expiring 09/16/15	Citigroup Global Markets	TRY	2,400	851,924	875,478	(23,554)
Expiring 09/16/15	Citigroup Global Markets	TRY	800	287,042	291,826	(4,784)
Expiring 09/16/15	Credit Suisse First Boston Corp.	TRY	5,450	1,939,004	1,988,065	(49,061)
Expiring 09/16/15	Credit Suisse First Boston Corp.	TRY	5,200	1,851,069	1,896,869	(45,800)
Expiring 09/16/15	Credit Suisse First Boston Corp.	TRY	4,300	1,529,317	1,568,565	(39,248)
Expiring 09/16/15	Credit Suisse First Boston Corp.	TRY	3,000	1,077,495	1,094,347	(16,852)
Expiring 09/16/15	Credit Suisse First Boston Corp.	TRY	2,850	1,020,204	1,039,630	(19,426)
Expiring 09/16/15	Credit Suisse First Boston Corp.	TRY	2,400	851,885	875,478	(23,593)
Expiring 09/16/15	Credit Suisse First Boston Corp.	TRY	800	287,007	291,826	(4,819)

				$116,341,138	$116,074,954	266,184

						$150,548

Total return swap agreements outstanding at June 30, 2015:

Counterparty	Termination Date	Notional Amount (000)#			Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Goldman Sachs & Co.	08/10/15	HKD	168		Pay or receive amounts based on market value fluctuation of HSCEI China Index	$(205,831)	$—	$(205,831)
Goldman Sachs & Co.	08/10/15		1,070		Pay or receive amounts based on market value fluctuation of MSCI Taiwan Index	(38,845)	—	(38,845)
Goldman Sachs & Co.	08/22/15		—	(r)	Pay or receive amounts based on market value fluctuation of SGX CNX Nifty Index	(6,026)	—	(6,026)
Goldman Sachs & Co.	08/10/15	ILS	540		Pay or receive amounts based on market value fluctuation of Tel Aviv 25 Index	(85,462)	—	(85,462)
Morgan Stanley	08/22/15	BRL	—	(r)	Pay or receive amounts based on market value fluctuation of Bovespa Index	(43,343)	—	(43,343)
Morgan Stanley	07/25/15	TWD	6,600		Pay or receive amounts based on market value fluctuation of TAIEX Index	84,058	—	84,058
Morgan Stanley	08/22/15	PLN	(14)		Pay or receive amounts based on market value fluctuation of WIG 20 Index	5,397	—	5,397

						$(290,052)	$—	$(290,052)

(r)	Less than $500 par.

SEE NOTES TO FINANCIAL STATEMENTS.

A13

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Brazil	$12,578,459	$—	$—
Chile	3,504,255	—	—
China	745,017	48,459,555	1,689,066
Hong Kong	—	2,807,254	—
Hungary	—	529,205	—
India	14,968,726	—	—
Indonesia	—	5,828,670	—
Malaysia	1,107,143	6,100,826	—
Mexico	10,794,771	—	—
Peru	1,177,737	—	—
Poland	—	4,250,156	—
Russia	8,216,828	—	—
South Africa	304,952	17,623,338	—
South Korea	895,313	30,640,042	—
Taiwan	6,441,391	20,594,302	—
Thailand	—	4,769,912	—
Turkey	255,021	3,905,907	—
Preferred Stocks
Brazil	4,891,857	—	—
Affiliated Money Market Mutual Fund	16,492,609	—	—
Other Financial Instruments*
Futures	(117,269)	—	—
Foreign Forward Currency Contracts	—	150,548	—
Total Return Swaps	—	(290,052)	—

Total	$82,256,810	$145,369,663	$1,689,066

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

SEE NOTES TO FINANCIAL STATEMENTS.

A14

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2015 were as follows:

Banks	12.6%
Affiliated Money Market Mutual Fund (0.9% represents investments purchased with collateral from securities on loan)	7.0
Wireless Telecommunication Services	5.8
Semiconductors & Semiconductor Equipment	5.4
Technology Hardware, Storage & Peripherals	5.1
Oil, Gas & Consumable Fuels	4.9
Insurance	4.2
Chemicals	3.7
Food Products	3.6
Electric Utilities	3.3
Electronic Equipment, Instruments & Components	3.1
Diversified Financial Services	3.0
Airlines	2.7
Automobiles	2.6
IT Services	2.4
Pharmaceuticals	2.1
Internet Software & Services	2.0
Diversified Telecommunication Services	1.9
Real Estate Management & Development	1.9
Transportation Infrastructure	1.8
Media	1.8
Food & Staples Retailing	1.7
Construction & Engineering	1.6
Personal Products	1.5
Specialty Retail	1.4

Beverages	1.4%
Health Care Providers & Services	1.3
Capital Markets	1.1
Metals & Mining	1.0
Electrical Equipment	0.7
Real Estate Investment Trusts (REITs)	0.6
Marine	0.6
Trading Companies & Distributors	0.6
Software	0.4
Industrial Conglomerates	0.4
Construction Materials	0.4
Textiles, Apparel & Luxury Goods	0.4
Air Freight & Logistics	0.3
Machinery	0.3
Independent Power & Renewable Electricity Producers	0.2
Tobacco	0.2
Household Products	0.2
Distributors	0.2
Consumer Finance	0.2
Auto Components	0.1
Commercial Services & Supplies	0.1

97.8
Other assets in excess of liabilities	2.2

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risks associated with derivative instruments are foreign exchange and equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2015 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on foreign currency forward contracts	$1,550,517		Unrealized depreciation on foreign currency forward contracts	$1,399,969
Equity contracts	Due from/to broker-variation margin futures	30,083	*	Due from/to broker-variation margin futures	147,352	*
Equity contracts	Unrealized appreciation on over- the-counter swap agreements	89,455		Unrealized depreciation on over- the-counter swap agreements	379,507

Total		$1,670,055			$1,926,828

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A15

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Futures	Swaps	Forward Currency Contracts(2)	Total
Foreign exchange contracts	$—	$—	$—	$(5,602,079)	$(5,602,079)
Equity contracts	101,751	(255,909)	2,654,700	—	2,500,542

Total	$101,751	$(255,909)	$2,654,700	$(5,602,079)	$(3,101,537)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(3)	Futures	Swaps	Forward Currency Contracts(4)	Total
Foreign exchange contracts	$—	$—	$—	$3,291,835	$3,291,835
Equity contracts	(15,676)	123,314	(649,337)	—	(541,699)

Total	$(15,676)	$123,314	$(649,337)	$3,291,835	$2,750,136

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

(2)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

(4)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

For the six months ended June 30, 2015, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts - Long Positions(1)	Futures Contracts - Short Positions(1)	Forward Foreign Currency Exchange Contracts - Purchased(2)	Forward Foreign Currency Exchange Contracts - Sold(2)	Total Return Swap Agreements(3)
$9,539,890	$17,999,816	$160,121,896	$139,679,854	$2,191

(1)	Value at Trade Date.

(2)	Value at Settlement Date.

(3)	Notional Amount in USD (000).

SEE NOTES TO FINANCIAL STATEMENTS.

A16

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts Available for Offset	Collateral Received(3)	Net Amount
Citigroup Global Markets	$773,505	$(684,956)	$(10,000)	$78,549
Credit Suisse First Boston Corp.	777,012	(715,013)	—	61,999
Goldman Sachs & Co.	—	—	—	—
Morgan Stanley	89,455	(43,343)	—	46,112

	$1,639,972

Counterparty	Gross Amounts of Recognized Liabilities(2)	Gross Amounts Available for Offset	Collateral Pledged(3)	Net Amount
Citigroup Global Markets	$(684,956)	$684,956	$—	$—
Credit Suisse First Boston Corp.	(715,013)	715,013	—	—
Goldman Sachs & Co.	(336,164)	—	2,030,000	—
Morgan Stanley	(43,343)	43,343	—	—

	$(1,779,476)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.
(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.
(3)	Amounts shown reflect actual collateral received or pledged by the Portfolio. Such amounts are applied up to 100% of the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A17

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2015

ASSETS:
Investments at value, including securities on loan of $1,960,962:
Unaffiliated investments (cost $212,273,052)	$213,079,703
Affiliated investments (cost $16,492,609)	16,492,609
Cash	2,215,419
Foreign currency, at value (cost $805,537)	805,273
Deposit with broker.	3,634,137
Unrealized appreciation on foreign currency forward contracts	1,550,517
Dividends receivable	1,329,382
Tax reclaim receivable	112,607
Unrealized appreciation on over-the-counter swap agreements	89,455
Due from broker-variation margin futures	70,650
Receivable for fund share sold	56,705
Receivable for investments sold	21,474
Prepaid expenses	338

Total Assets	239,458,269

LIABILITIES:
Payable to broker for collateral for securities on loan	2,049,812
Unrealized depreciation on foreign currency forward contracts	1,399,969
Payable for investments purchased	533,074
Unrealized depreciation on over-the-counter swap agreements	379,507
Accrued expenses and other liabilities	142,724
Advisory fees payable	117,141
Distribution fee payable	3,235
Payable for fund share repurchased	2,924
Affiliated transfer agent fee payable	350

Total Liabilities	4,628,736

NET ASSETS	$234,829,533

Net assets were comprised of:
Paid-in capital	$230,452,369
Retained earnings	4,377,164

Net assets, June 30, 2015	$234,829,533

Net asset value and redemption price per share, $234,829,533 / 23,088,800 outstanding shares of beneficial interest	$10.17

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2015

INCOME
Unaffiliated dividend income (net of $392,478 foreign withholding tax)	$3,207,217
Affiliated dividend income	14,453
Affiliated income from securities lending, net	8,150

3,229,820

EXPENSES
Advisory fees	1,355,817
Distribution fee	124,387
Custodian and accounting fees	156,000
Audit fee	16,000
Trustees’ fees	6,000
Legal fees and expenses	4,000
Shareholders’ reports	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Insurance expenses	2,000
Miscellaneous	17,423

Total expenses	1,689,627

NET INVESTMENT INCOME	1,540,193

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	(1,174,253)
Futures transactions	(255,909)
Swap agreements transactions	2,654,700
Foreign currency transactions	(5,738,894)

(4,514,356)

Net change in unrealized appreciation (depreciation) on:
Investments	6,497,174
Futures	123,314
Swap agreements	(649,337)
Foreign currencies	3,296,685

9,267,836

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	4,753,480

$6,293,673

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2015	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$1,540,193	$3,000,162
Net realized gain (loss) on investment and foreign currency transactions	(4,514,356)	4,647,103
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	9,267,836	(10,958,400)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	6,293,673	(3,311,135)

FUND SHARE TRANSACTIONS:
Fund share sold [387,303 and 11,019,848 shares, respectively]	4,084,759	107,417,872
Fund share repurchased [3,893,637 and 1,484,373 shares, respectively]	(39,368,254)	(15,023,100)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(35,283,495)	92,394,772

TOTAL INCREASE (DECREASE) IN NET ASSETS	(28,989,822)	89,083,637
NET ASSETS:
Beginning of period	263,819,355	174,735,718

End of period	$234,829,533	$263,819,355

SEE NOTES TO FINANCIAL STATEMENTS.

A18

AST BLACKROCK iSHARES ETF PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

LONG-TERM INVESTMENTS — 97.6%
EXCHANGE TRADED FUNDS	Shares	Value (Note 2)
iShares 1-3 Year Credit Bond ETF	552,311	$58,174,917
iShares Core S&P 500 ETF	246,830	51,148,113
iShares Core U.S. Aggregate Bond ETF	609,357	66,285,854
iShares iBoxx $ High Yield Corporate Bond ETF(a)	93,776	8,327,309
iShares Intermediate Credit Bond ETF	173,138	18,847,803
iShares MSCI EAFE ETF	519,598	32,989,277
iShares MSCI EMU ETF	251,527	9,442,324
iShares MSCI Japan ETF	490,625	6,284,906
iShares Russell 2000 ETF	109,574	13,681,410
iShares U.S. Financials ETF	30,437	2,731,416
iShares U.S. Healthcare ETF(a)	17,337	2,751,729
iShares U.S. Technology ETF(a)	32,362	3,387,330

TOTAL EXCHANGE TRADED FUNDS (cost $270,178,295)		274,052,388

SHORT-TERM INVESTMENT — 5.9%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $16,626,973; includes $11,513,254 of cash collateral for securities on loan)(b)(w)(Note 4)	16,626,973	16,626,973

Value (Note 2)
TOTAL INVESTMENTS — 103.5% (cost $286,805,268)	$290,679,361
LIABILITIES IN EXCESS OF OTHER ASSETS(x) — (3.5)%	(9,837,185)

NET ASSETS — 100.0%	$280,842,176

See	the Glossary for abbreviations used in the Portfolio descriptions.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $11,271,663; cash collateral of $11,513,254 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements. (b) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2015	Unrealized Appreciation (Depreciation)(1)
Short Positions:
37	Japanese Yen Currency	Sep. 2015	$3,774,000	$3,784,406	$(10,406)
89	Euro Currency	Sep. 2015	12,614,127	12,411,050	203,077

					$192,671

(1)	Cash of $389,900 has been segregated with Goldman, Sachs & Co. to cover requirements for open contracts at June 30, 2015.

SEE NOTES TO FINANCIAL STATEMENTS.

A19

AST BLACKROCK iSHARES ETF PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Exchange Traded Funds	$274,052,388	$—	$—
Affiliated Money Market Mutual Fund	16,626,973	—	—
Other Financial Instruments*
Futures	192,671	—	—

Total	$290,872,032	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2015 were as follows:

Exchange Traded Funds	97.6%
Affiliated Money Market Mutual Fund (4.1% represents investments purchased with collateral from securities on loan)	5.9

103.5
Liabilities in excess of other assets	(3.5)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instrumentsis foreign exchange risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and the Statement of Operations is presented in the summary below:

Fair values of derivative instruments as of June 30, 2015 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Foreign exchange contracts	Due from/to broker/variation margin futures	$203,077	*	Due from/to broker/variation margin futures	$10,406	*

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures and exchange-traded swap contractes. Only settled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Foreign exchange contracts	$256,093

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Foreign exchange contracts	$192,671

For the six months ended June 30, 2015, the Portfolio’s average value at trade date for futures short position was $9,210,444.

SEE NOTES TO FINANCIAL STATEMENTS.

A20

AST BLACKROCK iSHARES ETF PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2015

ASSETS:
Investments at value, including securities on loan of $11,271,663:
Unaffiliated investments (cost $270,178,295)	$274,052,388
Affiliated investments (cost $16,626,973)	16,626,973
Deposit with broker	389,900
Dividends and interest receivable	806,156
Receivable for fund share sold	468,607
Due from broker-variation margin futures	117,794
Prepaid expenses	206

Total Assets	292,462,024

LIABILITIES:
Payable to broker for collateral for securities on loan	11,513,254
Advisory fees payable	58,721
Accrued expenses and other liabilities	38,608
Payable for fund share repurchased	5,053
Distribution fee payable	3,862
Affiliated transfer agent fee payable	350

Total Liabilities	11,619,848

NET ASSETS	$280,842,176

Net assets were comprised of:
Paid-in capital	$265,445,644
Retained earnings	15,396,532

Net assets, June 30, 2015	$280,842,176

Net asset value and redemption price per share, $280,842,176 / 25,022,535 outstanding shares of beneficial interest	$11.22

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2015

INCOME
Unaffiliated dividend income	$2,444,690
Affiliated income from securities lending, net	122,335
Affiliated dividend income	3,412
Interest income	33

2,570,470

EXPENSES
Advisory fees	1,138,465
Distribution fee	127,917
Custodian and accounting fees	24,000
Audit fee	14,000
Trustees’ fees	5,000
Legal fees and expenses	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Shareholders’ reports	2,000
Insurance expenses	1,000
Miscellaneous	6,988

Total expenses	1,328,370
Less: advisory fee waivers and/or expense reimbursement	(295,617)

Net expenses	1,032,753

NET INVESTMENT INCOME	1,537,717

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on:
Investment transactions	2,871,829
Futures transactions	256,093

3,127,922

Net change in unrealized appreciation (depreciation) on:
Investments	(246,261)
Futures	192,671

(53,590)

NET GAIN ON INVESTMENTS	3,074,332

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,612,049

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2015	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$1,537,717	$2,797,080
Net realized gain on investment transactions	3,127,922	2,974,412
Net change in unrealized appreciation (depreciation) on investments	(53,590)	(307,524)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	4,612,049	5,463,968

FUND SHARE TRANSACTIONS:
Fund share sold [4,270,925 and 11,072,137 shares, respectively]	48,087,775	120,335,120
Fund share repurchased [422,293 and 692,092 shares, respectively]	(4,747,009)	(7,501,864)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	43,340,766	112,833,256

TOTAL INCREASE IN NET ASSETS	47,952,815	118,297,224
NET ASSETS:
Beginning of period	232,889,361	114,592,137

End of period	$280,842,176	$232,889,361

SEE NOTES TO FINANCIAL STATEMENTS.

A21

AST BOSTON PARTNERS LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

LONG-TERM INVESTMENTS — 99.4%
COMMON STOCKS	Shares	Value (Note 2)
Aerospace & Defense — 6.0%
General Dynamics Corp.	51,981	$7,365,188
Honeywell International, Inc.	37,897	3,864,357
Lockheed Martin Corp.	76,493	14,220,049
Raytheon Co.	115,790	11,078,787
United Technologies Corp.	126,740	14,059,268

		50,587,649

Airlines — 2.0%
Delta Air Lines, Inc.	261,811	10,755,196
United Continental Holdings, Inc.*	113,891	6,037,362

		16,792,558

Auto Components — 0.8%
Lear Corp.	57,330	6,435,866

Banks — 12.0%
BB&T Corp.	163,407	6,586,936
Citigroup, Inc.	425,188	23,487,385
Fifth Third Bancorp	202,893	4,224,232
JPMorgan Chase & Co.	536,256	36,336,707
Wells Fargo & Co.	559,021	31,439,341

		102,074,601

Biotechnology — 1.1%
Gilead Sciences, Inc.	79,475	9,304,933

Chemicals — 1.0%
Huntsman Corp.	282,126	6,226,521
Methanex Corp. (Canada)	32,991	1,836,279

		8,062,800

Communications Equipment — 3.5%
Brocade Communications Systems, Inc.	542,244	6,441,859
Cisco Systems, Inc.	689,766	18,940,974
Harris Corp.	59,616	4,585,067

		29,967,900

Consumer Finance — 5.7%
Ally Financial, Inc.*	292,363	6,557,702
Capital One Financial Corp.	336,846	29,632,343
Discover Financial Services	207,940	11,981,503

		48,171,548

Containers & Packaging — 1.8%
Avery Dennison Corp.	66,223	4,035,630
Crown Holdings, Inc.*	117,253	6,203,856
MeadWestvaco Corp.	100,117	4,724,521

		14,964,007

Diversified Financial Services — 3.6%
Berkshire Hathaway, Inc. (Class B Stock)*	226,702	30,856,409

Diversified Telecommunication Services — 1.0%
Verizon Communications, Inc.	189,190	8,818,146

Electronic Equipment, Instruments & Components — 1.0%
TE Connectivity Ltd. (Switzerland)	126,870	8,157,741

Food & Staples Retailing — 2.0%
CVS Health Corp.	162,978	17,093,133

Food Products — 1.6%
Tyson Foods, Inc. (Class A Stock)	312,431	13,318,934

COMMON STOCKS (continued)	Shares	Value (Note 2)
Health Care Equipment & Supplies — 2.6%
Medtronic PLC	217,519	$16,118,158
Zimmer Holdings, Inc.	57,019	6,228,185

		22,346,343

Health Care Providers & Services — 5.1%
Anthem, Inc.	51,804	8,503,109
CIGNA Corp.	40,715	6,595,830
Express Scripts Holding Co.*(a)	172,278	15,322,405
Omnicare, Inc.(a)	72,146	6,799,760
Quest Diagnostics, Inc.	80,844	5,862,807

		43,083,911

Hotels, Restaurants & Leisure — 0.8%
Las Vegas Sands Corp.	40,550	2,131,714
Six Flags Entertainment Corp.	95,400	4,278,690

		6,410,404

Independent Power & Renewable Electricity Producers — 1.1%
AES Corp.	676,435	8,969,528

Insurance — 7.1%
ACE Ltd. (Switzerland)	109,318	11,115,454
Allstate Corp. (The)	148,335	9,622,491
American International Group, Inc.	200,965	12,423,656
AON PLC	63,335	6,313,233
MetLife, Inc.	166,036	9,296,356
Travelers Cos., Inc. (The)	66,924	6,468,874
XL Group PLC (Ireland)	142,327	5,294,564

		60,534,628

Machinery — 0.9%
Crane Co.	47,162	2,769,824
Ingersoll-Rand PLC	67,807	4,571,548

		7,341,372

Media — 4.9%
Comcast Corp. (Class A Stock)	130,606	7,854,645
Liberty Broadband Corp. (Class A Stock)*	66,475	3,400,861
Liberty Global PLC (United Kingdom) (Class A Stock)*	301,044	15,241,858
Liberty Media Corp. (Class A Stock)*	15,857	571,486
Liberty Media Corp. (Class C Stock)*	149,511	5,367,445
Omnicom Group, Inc.	47,658	3,311,754
Scripps Networks Interactive, Inc. (Class A Stock)	63,051	4,121,644
Time, Inc.	89,071	2,049,524

		41,919,217

Metals & Mining — 0.4%
Barrick Gold Corp. (Canada)	280,465	2,989,757

Multiline Retail — 1.7%
Macy’s, Inc.	84,755	5,718,420
Target Corp.	104,807	8,555,395

		14,273,815

Oil, Gas & Consumable Fuels — 9.2%
Anadarko Petroleum Corp.	72,257	5,640,381
Canadian Natural Resources Ltd. (Canada)	272,440	7,399,470
Energen Corp.	88,548	6,047,828
EOG Resources, Inc.	112,344	9,835,717
EQT Corp.	36,950	3,005,513
Marathon Petroleum Corp.	92,384	4,832,607

SEE NOTES TO FINANCIAL STATEMENTS.

A22

AST BOSTON PARTNERS LARGE-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum Corp.	251,412	$19,552,311
Phillips 66	199,702	16,087,993
QEP Resources, Inc.	234,900	4,347,999
Rice Energy, Inc.*(a)	73,902	1,539,379

		78,289,198

Paper & Forest Products — 0.7%
International Paper Co.	120,442	5,731,835

Pharmaceuticals — 9.6%
AbbVie, Inc.	70,840	4,759,740
Johnson & Johnson	227,018	22,125,174
Merck & Co., Inc.	284,669	16,206,206
Pfizer, Inc.	735,863	24,673,486
Shire PLC (Ireland), ADR	16,694	4,031,434
Teva Pharmaceutical Industries Ltd. (Israel), ADR	164,654	9,731,051

		81,527,091

Semiconductors & Semiconductor Equipment — 1.0%
NXP Semiconductor NV (Netherlands)*	63,733	6,258,581
ON Semiconductor Corp.*	212,004	2,478,327

		8,736,908

Software — 4.6%
Activision Blizzard, Inc.	372,705	9,023,188
Microsoft Corp.	420,686	18,573,287
Oracle Corp.	288,111	11,610,873

		39,207,348

Specialty Retail — 0.8%
Gap, Inc. (The)	188,910	7,210,695

Technology Hardware, Storage & Peripherals — 5.8%
Apple, Inc.	157,976	19,814,140
EMC Corp.	382,071	10,082,854
Hewlett-Packard Co.	282,674	8,483,047
Seagate Technology PLC(a)	66,403	3,154,142
Western Digital Corp.	97,845	7,673,005

		49,207,188

TOTAL LONG-TERM INVESTMENTS (cost $773,701,208)		842,385,463

SHORT-TERM INVESTMENT — 3.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $29,991,602; includes $22,834,914 of cash collateral received for securities on loan)(b)(w)(Note 4)	29,991,602	29,991,602

TOTAL INVESTMENTS — 102.9% (cost $803,692,810)		872,377,065
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.9)%		(24,535,405)

NET ASSETS — 100.0%		$847,841,660

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $22,254,216; cash collateral of $22,834,914 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A23

AST BOSTON PARTNERS LARGE-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$50,587,649	$—	$—
Airlines	16,792,558	—	—
Auto Components	6,435,866	—	—
Banks	102,074,601	—	—
Biotechnology	9,304,933	—	—
Chemicals	8,062,800	—	—
Communications Equipment	29,967,900	—	—
Consumer Finance	48,171,548	—	—
Containers & Packaging	14,964,007	—	—
Diversified Financial Services	30,856,409	—	—
Diversified Telecommunication Services	8,818,146	—	—
Electronic Equipment, Instruments & Components	8,157,741	—	—
Food & Staples Retailing	17,093,133	—	—
Food Products	13,318,934	—	—
Health Care Equipment & Supplies	22,346,343	—	—
Health Care Providers & Services	43,083,911	—	—
Hotels, Restaurants & Leisure	6,410,404	—	—
Independent Power & Renewable Electricity Producers	8,969,528	—	—
Insurance	60,534,628	—	—
Machinery	7,341,372	—	—
Media	41,919,217	—	—
Metals & Mining	2,989,757	—	—
Multiline Retail	14,273,815	—	—
Oil, Gas & Consumable Fuels	78,289,198	—	—
Paper & Forest Products	5,731,835	—	—
Pharmaceuticals	81,527,091	—	—
Semiconductors & Semiconductor Equipment	8,736,908	—	—
Software	39,207,348	—	—
Specialty Retail	7,210,695	—	—
Technology Hardware, Storage & Peripherals	49,207,188	—	—
Affiliated Money Market Mutual Fund	29,991,602	—	—

Total	$872,377,065	$—	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A24

AST BOSTON PARTNERS LARGE-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2015 were as follows:

Banks	12.0%
Pharmaceuticals	9.6
Oil, Gas & Consumable Fuels	9.2
Insurance	7.1
Aerospace & Defense	6.0
Technology Hardware, Storage & Peripherals	5.8
Consumer Finance	5.7
Health Care Providers & Services	5.1
Media	4.9
Software	4.6
Diversified Financial Services	3.6
Affiliated Money Market Mutual Fund (2.7% represents investments purchased with collateral from securities on loan)	3.5
Communications Equipment	3.5
Health Care Equipment & Supplies	2.6
Food & Staples Retailing	2.0
Airlines	2.0
Containers & Packaging	1.8
Multiline Retail	1.7

Food Products	1.6%
Biotechnology	1.1
Independent Power & Renewable Electricity Producers	1.1
Diversified Telecommunication Services	1.0
Semiconductors & Semiconductor Equipment	1.0
Electronic Equipment, Instruments & Components	1.0
Chemicals	1.0
Machinery	0.9
Specialty Retail	0.8
Auto Components	0.8
Hotels, Restaurants & Leisure	0.8
Paper & Forest Products	0.7
Metals & Mining	0.4

102.9
Liabilities in excess of other assets	(2.9)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A25

AST BOSTON PARTNERS LARGE-CAP VALUE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2015

ASSETS:
Investments at value, including securities on loan of $22,254,216:
Unaffiliated investments (cost $773,701,208)	$842,385,463
Affiliated investments (cost $29,991,602)	29,991,602
Receivable for investments sold	6,614,454
Dividends receivable	929,528
Tax reclaim receivable	469,377
Receivable for fund share sold	23,201
Prepaid expenses	759

Total Assets	880,414,384

LIABILITIES:
Payable to broker for collateral for securities on loan	22,834,914
Payable for investments purchased	8,560,800
Payable for fund share repurchased	594,262
Advisory fees payable	522,834
Accrued expenses and other liabilities	47,770
Distribution fee payable	11,794
Affiliated transfer agent fee payable	350

Total Liabilities	32,572,724

NET ASSETS	$847,841,660

Net assets were comprised of:
Paid-in capital	$349,889,805
Retained earnings	497,951,855

Net assets, June 30, 2015	$847,841,660

Net asset value and redemption price per share, $847,841,660 / 46,334,554 outstanding shares of beneficial interest	$18.30

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2015

INCOME
Unaffiliated dividend income (net of $18,318 foreign withholding tax)	$7,375,969
Affiliated dividend income	12,556
Affiliated income from securities lending, net	6,421

7,394,946

EXPENSES
Advisory fees	2,862,992
Distribution fee	392,412
Custodian and accounting fees	36,000
Audit fee	11,000
Trustees’ fees	8,000
Legal fees and expenses	6,000
Insurance expenses	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Shareholders’ reports	2,000
Miscellaneous	6,650

Total expenses	3,334,054

NET INVESTMENT INCOME	4,060,892

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	1,421,742
Foreign currency transactions	(610)

1,421,132

Net change in unrealized appreciation (depreciation) on:
Investments	(3,681,367)
Foreign currencies	(11,711)

(3,693,078)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(2,271,946)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,788,946

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2015	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$4,060,892	$4,841,450
Net realized gain on investment and foreign currency transactions	1,421,132	183,017,732
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(3,693,078)	(122,008,461)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	1,788,946	65,850,721

FUND SHARE TRANSACTIONS:
Fund share sold [10,682,832 and 2,635,973 shares, respectively]	195,599,162	45,701,420
Fund share repurchased [2,474,529 and 4,290,676 shares, respectively]	(45,649,670)	(74,091,439)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	149,949,492	(28,390,019)

TOTAL INCREASE IN NET ASSETS	151,738,438	37,460,702
NET ASSETS:
Beginning of period	696,103,222	658,642,520

End of period	$847,841,660	$696,103,222

SEE NOTES TO FINANCIAL STATEMENTS.

A26

AST COHEN & STEERS REALTY PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

LONG-TERM INVESTMENTS — 99.2%
COMMON STOCKS	Shares	Value (Note 2)
Diversified REITs — 3.1%
American Assets Trust, Inc.	206,788	$8,108,158
Empire State Realty Trust, Inc. (Class A Stock)(a)	346,395	5,909,499
Liberty Property Trust	304,703	9,817,531

		23,835,188

Health Care REITs — 9.5%
Health Care REIT, Inc.	754,642	49,527,154
Healthcare Trust of America, Inc. (Class A Stock)	404,165	9,679,752
Omega Healthcare Investors, Inc.	404,194	13,875,980

		73,082,886

Hotel & Resort REITs — 7.2%
DiamondRock Hospitality Co.	785,071	10,056,760
Host Hotels & Resorts, Inc.	1,871,993	37,121,621
Sunstone Hotel Investors, Inc.	546,332	8,200,443

		55,378,824

Hotels, Restaurants & Leisure — 2.4%
Belmond Ltd. (Class A Stock)*	334,553	4,178,567
Extended Stay America, Inc., UTS	395,484	7,423,235
La Quinta Holdings, Inc.*	316,977	7,242,924

		18,844,726

Industrial REITs — 1.1%
First Industrial Realty Trust, Inc.	150,706	2,822,723
Prologis, Inc.	155,704	5,776,618

		8,599,341

Internet Software & Services — 1.5%
Equinix, Inc.	47,184	11,984,736

Office REITs — 18.0%
BioMed Realty Trust, Inc.	981,978	18,991,455
Douglas Emmett, Inc.	426,386	11,486,839
Kilroy Realty Corp.	162,995	10,945,114
QTS Realty Trust, Inc. (Class A Stock)	258,707	9,429,870
SL Green Realty Corp.	346,257	38,050,182
Vornado Realty Trust	524,440	49,785,089

		138,688,549

Residential REITs — 22.7%
American Homes 4 Rent (Class A Stock)	716,611	11,494,440
Apartment Investment & Management Co. (Class A Stock)	547,574	20,221,908
Education Realty Trust, Inc.	187,781	5,888,812
Equity Residential	766,028	53,752,185
Home Properties, Inc.	158,311	11,564,619
Monogram Residential Trust, Inc.	843,450	7,607,919
Sun Communities, Inc.(a)	163,657	10,118,912
UDR, Inc.	1,686,951	54,033,041

		174,681,836

Retail REITs — 24.1%
DDR Corp.(a)	1,750,146	27,057,257
Macerich Co. (The)	305,638	22,800,595
Pennsylvania Real Estate Investment Trust	449,618	9,594,848
Regency Centers Corp.	321,560	18,965,609
Retail Properties of America, Inc. (Class A Stock)	632,775	8,814,556

COMMON STOCKS (continued)	Shares	Value (Note 2)
Retail REITs (continued)
Simon Property Group, Inc.	498,190	$86,196,834
Weingarten Realty Investors	366,263	11,973,137

		185,402,836

Specialized REITs — 9.6%
CubeSmart	828,339	19,184,331
Extra Space Storage, Inc.	82,831	5,402,238
Public Storage	211,505	38,995,177
Sovran Self Storage, Inc.	115,963	10,078,344

		73,660,090

TOTAL LONG-TERM INVESTMENTS (cost $716,305,668)		764,159,012

SHORT-TERM INVESTMENT — 2.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $18,354,905; includes $13,353,193 of cash collateral for securities on loan)(b)(w)(Note 4)	18,354,905	18,354,905

TOTAL INVESTMENTS — 101.6% (cost $734,660,573)		782,513,917
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.6)%		(12,671,506)

NET ASSETS — 100.0%		$769,842,411

SEE NOTES TO FINANCIAL STATEMENTS.

A27

AST COHEN & STEERS REALTY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $13,017,549; cash collateral of $13,353,193 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Diversified REITs	$23,835,188	$—	$—
Health Care REITs	73,082,886	—	—
Hotel & Resort REITs	55,378,824	—	—
Hotels, Restaurants & Leisure	18,844,726	—	—
Industrial REITs	8,599,341	—	—
Internet Software & Services	11,984,736	—	—
Office REITs	138,688,549	—	—
Residential REITs	174,681,836	—	—
Retail REITs	185,402,836	—	—
Specialized REITs	73,660,090	—	—
Affiliated Money Market Mutual Fund	18,354,905	—	—

Total	$782,513,917	$—	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2015 were as follows:

Retail REITs	24.1%
Residential REITs	22.7
Office REITs	18.0
Specialized REITs	9.6
Health Care REITs	9.5
Hotel & Resort REITs	7.2
Diversified REITs	3.1
Hotels, Restaurants & Leisure	2.4

Affiliated Money Market Mutual Fund (1.7% represents investments purchased with collateral from securities on loan)	2.4%
Internet Software & Services	1.5
Industrial REITs	1.1

101.6
Liabilities in excess of other assets	(1.6)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A28

AST COHEN & STEERS REALTY PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2015

ASSETS:
Investments at value, including securities on loan of $13,017,549:
Unaffiliated investments (cost $716,305,668)	$764,159,012
Affiliated investments (cost $18,354,905)	18,354,905
Dividends receivable	2,587,909
Receivable for investments sold	798,036
Receivable for fund share sold	91,426
Prepaid expenses	917

Total Assets	785,992,205

LIABILITIES:
Payable to broker for collateral for securities on loan	13,353,193
Payable for investments purchased	2,248,540
Advisory fees payable	246,097
Payable for fund share repurchased	232,512
Accrued expenses and other liabilities	58,518
Distribution fee payable	10,584
Affiliated transfer agent fee payable	350

Total Liabilities	16,149,794

NET ASSETS	$769,842,411

Net assets were comprised of:
Paid-in capital	$492,795,357
Retained earnings	277,047,054

Net assets, June 30, 2015	$769,842,411

Net asset value and redemption price per share, $769,842,411 / 81,850,050 outstanding shares of beneficial interest	$9.41

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2015

INCOME
Unaffiliated dividend income	$9,311,715
Affiliated income from securities lending, net	23,046
Affiliated dividend income	7,612

9,342,373

EXPENSES
Advisory fees	4,246,656
Distribution fee	434,353
Custodian and accounting fees	62,000
Audit fee	11,000
Trustees’ fees	9,000
Insurance expenses	5,000
Legal fees and expenses	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Loan interest expense	2,666
Shareholders’ reports	2,000
Miscellaneous	11,403

Total expenses	4,793,078
Less: advisory fee waivers and/or expense reimbursement	(304,047)

Net expenses	4,489,031

NET INVESTMENT INCOME	4,853,342

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investment transactions	55,010,382
Net change in unrealized appreciation (depreciation) on investments	(102,927,332)

NET LOSS ON INVESTMENTS	(47,916,950)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(43,063,608)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2015	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$4,853,342	$11,353,101
Net realized gain on investment transactions	55,010,382	52,733,086
Net change in unrealized appreciation (depreciation) on investments	(102,927,332)	141,812,888

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(43,063,608)	205,899,075

FUND SHARE TRANSACTIONS:
Fund share sold [4,672,923 and 7,157,332 shares, respectively]	48,659,792	62,816,700
Fund share repurchased [9,319,241 and 10,098,250 shares, respectively]	(93,104,706)	(88,832,753)

NET DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(44,444,914)	(26,016,053)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(87,508,522)	179,883,022
NET ASSETS:
Beginning of period	857,350,933	677,467,911

End of period	$769,842,411	$857,350,933

SEE NOTES TO FINANCIAL STATEMENTS.

A29

AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

LONG-TERM INVESTMENTS — 99.4%
COMMON STOCKS	Shares	Value (Note 2)
Aerospace & Defense — 1.4%
Boeing Co. (The)	166,855	$23,146,126

Airlines — 0.7%
United Continental Holdings, Inc.*	238,085	12,620,886

Automobiles — 1.9%
General Motors Co	591,379	19,710,662
Volkswagen AG (Germany), ADR, (PRFC)	245,873	11,467,517

		31,178,179

Banks — 13.9%
Bank of America Corp.	3,699,424	62,964,196
Citigroup, Inc.	815,058	45,023,804
Citizens Financial Group, Inc.	463,334	12,653,652
Fifth Third Bancorp	843,159	17,554,570
JPMorgan Chase & Co.	1,020,966	69,180,656
Wells Fargo & Co.	471,326	26,507,374

		233,884,252

Beverages — 0.5%
Anheuser-Busch InBev NV (Belgium), ADR	70,566	8,515,199

Capital Markets — 3.0%
Affiliated Managers Group, Inc.*	114,371	25,001,501
Ameriprise Financial, Inc.	208,388	26,033,913

		51,035,414

Chemicals — 1.4%
E.I. du Pont de Nemours & Co.	358,299	22,913,221

Communications Equipment — 1.8%
Cisco Systems, Inc.	1,114,260	30,597,580

Consumer Finance — 1.7%
Capital One Financial Corp.	150,015	13,196,820
Navient Corp.	843,779	15,365,216

		28,562,036

Diversified Telecommunication Services — 3.1%
AT&T, Inc.	997,960	35,447,539
Verizon Communications, Inc.	352,306	16,420,983

		51,868,522

Electric Utilities — 3.1%
Exelon Corp.	490,853	15,422,601
FirstEnergy Corp.	491,680	16,004,184
NextEra Energy, Inc.	209,008	20,489,054

		51,915,839

Electrical Equipment — 0.5%
Eaton Corp. PLC	122,722	8,282,508

Energy Equipment & Services — 0.7%
Halliburton Co.	283,662	12,217,322

Food & Staples Retailing — 0.9%
Whole Foods Market, Inc.	401,382	15,830,506

Food Products — 5.4%
ConAgra Foods, Inc.	404,068	17,665,853
Mondelez International, Inc. (Class A Stock)	992,967	40,850,662
Tyson Foods, Inc. (Class A Stock)(a)	346,521	14,772,190
Unilever NV (United Kingdom)	401,822	16,812,232

		90,100,937

COMMON STOCKS (continued)	Shares	Value (Note 2)
Health Care Equipment & Supplies — 2.4%
Medtronic PLC	544,371	$40,337,891

Health Care Providers & Services — 1.8%
Aetna, Inc.	137,410	17,514,279
Express Scripts Holding Co.*(a)	148,051	13,167,656

		30,681,935

Hotels, Restaurants & Leisure — 0.9%
MGM Resorts International*(a)	836,031	15,257,566

Industrial Conglomerates — 5.2%
General Electric Co.	3,269,941	86,882,332

Insurance — 9.4%
American International Group, Inc.	838,422	51,831,248
Genworth Financial, Inc. (Class A Stock)*	1,361,807	10,308,879
Hartford Financial Services Group, Inc. (The)	309,584	12,869,407
Lincoln National Corp.	893,629	52,920,709
MetLife, Inc.	525,360	29,414,906

		157,345,149

Internet Software & Services — 3.0%
eBay, Inc.*	220,579	13,287,679
Google, Inc. (Class A Stock)*	69,050	37,289,762

		50,577,441

Media — 3.3%
CBS Corp. (Class B Stock)	140,200	7,781,100
Liberty Global PLC (United Kingdom) (Class C Stock)*	224,402	11,361,473
Viacom, Inc. (Class B Stock)	569,871	36,836,461

		55,979,034

Multi-Utilities — 0.5%
PG&E Corp.	174,088	8,547,721

Oil, Gas & Consumable Fuels — 10.4%
ConocoPhillips	276,833	17,000,315
Devon Energy Corp.	747,720	44,481,863
Exxon Mobil Corp.	874,972	72,797,670
Southwestern Energy Co.*(a)	1,818,856	41,342,597

		175,622,445

Pharmaceuticals — 7.6%
Johnson & Johnson	485,894	47,355,229
Merck & Co., Inc.	314,493	17,904,087
Mylan NV*(a)	244,962	16,623,121
Pfizer, Inc.	1,380,194	46,277,905

		128,160,342

Real Estate Investment Trusts (REITs) — 0.7%
American Tower Corp.	132,245	12,337,136

Road & Rail — 1.0%
Hertz Global Holdings, Inc.*	968,790	17,554,475

Semiconductors & Semiconductor Equipment — 2.5%
Intel Corp.	890,169	27,074,490
Maxim Integrated Products, Inc.	415,123	14,352,878

		41,427,368

Software — 3.4%
Microsoft Corp.	306,331	13,524,514
Oracle Corp.	425,781	17,158,974
SAP SE (Germany), ADR(a)	175,634	12,334,776

SEE NOTES TO FINANCIAL STATEMENTS.

A30

AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Software (continued)
Symantec Corp.	619,864	$14,411,838

		57,430,102

Specialty Retail — 3.0%
Gap, Inc. (The)(a)	853,078	32,561,987
Staples, Inc.	1,135,749	17,388,317

		49,950,304

Technology Hardware, Storage & Peripherals — 2.2%
EMC Corp.	1,418,525	37,434,875

Textiles, Apparel & Luxury Goods — 2.1%
Fossil Group, Inc.*	141,853	9,838,924
Ralph Lauren Corp.	187,105	24,765,218

		34,604,142

TOTAL LONG-TERM INVESTMENTS (cost $1,581,474,020)		1,672,798,785

SHORT-TERM INVESTMENT — 4.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $77,426,850; includes $77,426,748 of cash collateral for securities on loan)(b)(w)(Note 4)	77,426,850	77,426,850

Value (Note 2)
TOTAL INVESTMENTS — 104.0% (cost $1,658,900,870)	$1,750,225,635
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.0)%	(67,815,459)

NET ASSETS — 100.0%	$1,682,410,176

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $75,978,322; cash collateral of $77,426,748 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A31

AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$23,146,126	$—	$—
Airlines	12,620,886	—	—
Automobiles	31,178,179	—	—
Banks	233,884,252	—	—
Beverages	8,515,199	—	—
Capital Markets	51,035,414	—	—
Chemicals	22,913,221	—	—
Communications Equipment	30,597,580	—	—
Consumer Finance	28,562,036	—	—
Diversified Telecommunication Services	51,868,522	—	—
Electric Utilities	51,915,839	—	—
Electrical Equipment	8,282,508	—	—
Energy Equipment & Services	12,217,322	—	—
Food & Staples Retailing	15,830,506	—	—
Food Products	90,100,937	—	—
Health Care Equipment & Supplies	40,337,891	—	—
Health Care Providers & Services	30,681,935	—	—
Hotels, Restaurants & Leisure	15,257,566	—	—
Industrial Conglomerates	86,882,332	—	—
Insurance	157,345,149	—	—
Internet Software & Services	50,577,441	—	—
Media	55,979,034	—	—
Multi-Utilities	8,547,721	—	—
Oil, Gas & Consumable Fuels	175,622,445	—	—
Pharmaceuticals	128,160,342	—	—
Real Estate Investment Trusts (REITs)	12,337,136	—	—
Road & Rail	17,554,475	—	—
Semiconductors & Semiconductor Equipment	41,427,368	—	—
Software	57,430,102	—	—
Specialty Retail	49,950,304	—	—
Technology Hardware, Storage & Peripherals	37,434,875	—	—
Textiles, Apparel & Luxury Goods	34,604,142	—	—
Affiliated Money Market Mutual Fund	77,426,850	—	—

Total	$1,750,225,635	$—	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A32

AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2015 were as follows:

Banks	13.9%
Oil, Gas & Consumable Fuels	10.4
Insurance	9.4
Pharmaceuticals	7.6
Food Products	5.4
Industrial Conglomerates	5.2
Affiliated Money Market Mutual Fund (4.6% represents investments purchased with collateral from securities on loan)	4.6
Software	3.4
Media	3.3
Electric Utilities	3.1
Diversified Telecommunication Services	3.1
Capital Markets	3.0
Internet Software & Services	3.0
Specialty Retail	3.0
Semiconductors & Semiconductor Equipment	2.5
Health Care Equipment & Supplies	2.4

Technology Hardware, Storage & Peripherals	2.2%
Textiles, Apparel & Luxury Goods	2.1
Automobiles	1.9
Health Care Providers & Services	1.8
Communications Equipment	1.8
Consumer Finance	1.7
Aerospace & Defense	1.4
Chemicals	1.4
Road & Rail	1.0
Food & Staples Retailing	0.9
Hotels, Restaurants & Leisure	0.9
Airlines	0.7
Real Estate Investment Trusts (REITs)	0.7
Energy Equipment & Services	0.7
Multi-Utilities	0.5
Beverages	0.5
Electrical Equipment	0.5

104.0
Liabilities in excess of other assets	(4.0)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A33

AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2015

ASSETS:
Investments at value, including securities on loan of $75,978,322:
Unaffiliated investments (cost $1,581,474,020)	$1,672,798,785
Affiliated investments (cost $77,426,850)	77,426,850
Receivable for investments sold	21,580,470
Dividends receivable	2,274,803
Tax reclaim receivable	187,168
Receivable for fund share sold	23,201
Prepaid expenses	2,001

Total Assets	1,774,293,278

LIABILITIES:
Payable to broker for collateral for securities on loan	77,426,748
Payable for investments purchased	8,747,043
Payable for fund share repurchased	4,103,779
Loan payable	1,086,000
Advisory fees payable	405,765
Accrued expenses and other liabilities	89,900
Distribution fee payable	23,517
Affiliated transfer agent fee payable	350

Total Liabilities	91,883,102

NET ASSETS	$1,682,410,176

Net assets were comprised of:
Paid-in capital	$1,543,951,322
Retained earnings	138,458,854

Net assets, June 30, 2015	$1,682,410,176

Net asset value and redemption price per share, $1,682,410,176 / 62,299,119 outstanding shares of beneficial interest	$27.01

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2015

INCOME
Unaffiliated dividend income (net of $162,163 foreign withholding tax)	$17,047,225
Affiliated income from securities lending, net	50,604
Affiliated dividend income	20,348

17,118,177

EXPENSES
Advisory fees	6,160,398
Distribution fee	856,836
Custodian and accounting fees	107,000
Audit fee	12,000
Trustees’ fees	12,000
Insurance expenses	12,000
Legal fees and expenses	6,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Shareholders’ reports	2,000
Loan interest expense	43
Miscellaneous	9,538

Total expenses	7,181,815
Less: advisory fee waivers and/or expense reimbursement	(111,389)

Net expenses	7,070,426

NET INVESTMENT INCOME	10,047,751

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investment transactions	121,275,417
Net change in unrealized appreciation (depreciation) on investments	(106,192,264)

NET GAIN ON INVESTMENTS	15,083,153

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$25,130,904

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2015	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$10,047,751	$18,504,109
Net realized gain on investment transactions	121,275,417	248,397,873
Net change in unrealized appreciation (depreciation) on investments	(106,192,264)	(58,682,946)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	25,130,904	208,219,036

FUND SHARE TRANSACTIONS:
Fund share sold [1,511,461 and 4,356,426 shares, respectively]	40,365,231	108,038,524
Fund share repurchased [4,292,188 and 9,488,109 shares, respectively]	(115,832,188)	(235,749,945)

NET DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(75,466,957)	(127,711,421)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(50,336,053)	80,507,615
NET ASSETS:
Beginning of period	1,732,746,229	1,652,238,614

End of period	$1,682,410,176	$1,732,746,229

SEE NOTES TO FINANCIAL STATEMENTS.

A34

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

LONG-TERM INVESTMENTS — 99.3%
COMMON STOCKS	Shares	Value (Note 2)
Auto Components — 1.4%
BorgWarner, Inc.	177,094	$10,066,023

Banks — 2.7%
Eagle Bancorp, Inc.*	109,678	4,821,445
First Republic Bank	220,788	13,916,268

		18,737,713

Biotechnology — 4.3%
Alkermes PLC*	88,730	5,708,888
Bluebird Bio, Inc.*	12,802	2,155,473
Cepheid, Inc.*(a)	170,875	10,449,006
Medivation, Inc.*	55,880	6,381,496
Vertex Pharmaceuticals, Inc.*	44,117	5,447,567

		30,142,430

Building Products — 1.1%
Fortune Brands Home & Security, Inc.	168,479	7,719,708

Chemicals — 4.0%
Ashland, Inc.	69,829	8,512,155
Axalta Coating Systems Ltd.*	338,767	11,206,412
Sherwin-Williams Co. (The)	29,285	8,053,961

		27,772,528

Consumer Finance — 2.2%
Navient Corp.	457,458	8,330,310
SLM Corp.*	724,673	7,152,523

		15,482,833

Distributors — 1.4%
LKQ Corp.*	322,886	9,765,687

Diversified Financial Services — 2.0%
Intercontinental Exchange, Inc.	63,056	14,099,952

Diversified Telecommunication Services — 0.9%
Level 3 Communications, Inc.*	112,894	5,946,127

Electrical Equipment — 5.4%
AMETEK, Inc.	193,059	10,575,772
Generac Holdings, Inc.*(a)	188,856	7,507,026
Hubbell, Inc. (Class B Stock)	75,333	8,157,057
Sensata Technologies Holding NV*(a)	212,132	11,187,842

		37,427,697

Electronic Equipment, Instruments & Components — 1.7%
Amphenol Corp. (Class A Stock)	205,874	11,934,516

Energy Equipment & Services — 1.5%
Dril-Quip, Inc.*	95,584	7,192,696
Weatherford International PLC*(a)	282,677	3,468,447

		10,661,143

Food & Staples Retailing — 1.9%
Whole Foods Market, Inc.	336,710	13,279,842

Food Products — 5.5%
Hain Celestial Group, Inc. (The)*	162,010	10,669,979
Keurig Green Mountain, Inc.	88,190	6,758,000
McCormick & Co., Inc.	160,035	12,954,833
TreeHouse Foods, Inc.*	98,847	8,009,572

		38,392,384

Health Care Equipment & Supplies — 3.2%
DexCom, Inc.*	61,718	4,936,206

COMMON STOCKS (continued)	Shares	Value (Note 2)
Health Care Equipment & Supplies (continued)
Intuitive Surgical, Inc.*	18,739	$9,079,045
Teleflex, Inc.(a)	61,510	8,331,530

		22,346,781

Health Care Providers & Services — 2.7%
Cardinal Health, Inc.	115,345	9,648,609
Henry Schein, Inc.*	64,031	9,100,086

		18,748,695

Health Care Technology — 2.0%
Cerner Corp.*(a)	142,725	9,856,589
HMS Holdings Corp.*(a)	245,545	4,216,008

		14,072,597

Hotels, Restaurants & Leisure — 4.5%
Chipotle Mexican Grill, Inc.*	14,411	8,718,511
Hilton Worldwide Holdings, Inc.*	375,637	10,348,799
Panera Bread Co. (Class A Stock)*(a)	71,635	12,519,649

		31,586,959

Internet & Catalog Retail — 1.8%
Netflix, Inc.*	11,949	7,849,776
TripAdvisor, Inc.*	52,183	4,547,227

		12,397,003

Internet Software & Services — 2.8%
GoDaddy, Inc. (Class A Stock)*	48,444	1,365,636
LinkedIn Corp. (Class A Stock)*	62,645	12,944,336
Pandora Media, Inc.*	178,646	2,776,159
Twitter, Inc.*	75,754	2,743,810

		19,829,941

IT Services — 4.1%
Black Knight Financial Services, Inc. (Class A Stock)*	191,188	5,901,974
Fidelity National Information Services, Inc.	122,011	7,540,280
FleetCor Technologies, Inc.*	61,384	9,579,587
Global Payments, Inc.	50,418	5,215,742

		28,237,583

Life Sciences Tools & Services — 2.0%
Agilent Technologies, Inc.	169,404	6,535,606
Mettler-Toledo International, Inc.*	22,605	7,718,703

		14,254,309

Machinery — 3.5%
Flowserve Corp.	128,440	6,763,650
Graco, Inc.	150,708	10,704,789
Middleby Corp. (The)*	59,200	6,644,016

		24,112,455

Multiline Retail — 1.0%
Burlington Stores, Inc.*	132,346	6,776,115

Oil, Gas & Consumable Fuels — 0.5%
Pioneer Natural Resources Co.	24,916	3,455,600

Pharmaceuticals — 1.4%
Mylan NV*(a)	140,413	9,528,426

Real Estate Investment Trust (REIT) — 2.3%
Equinix, Inc.	63,442	16,114,268

Real Estate Management & Development — 1.3%
CBRE Group, Inc. (Class A Stock)*	245,914	9,098,818

SEE NOTES TO FINANCIAL STATEMENTS.

A35

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Road & Rail — 1.9%
Kansas City Southern	147,598	$13,460,938

Semiconductors & Semiconductor Equipment — 2.2%
Broadcom Corp. (Class A Stock)	107,559	5,538,213
Qorvo, Inc.*	125,970	10,111,612

		15,649,825

Software — 6.7%
Guidewire Software, Inc.*	169,153	8,953,268
Intuit, Inc.	123,226	12,417,484
Red Hat, Inc.*	128,776	9,777,962
ServiceNow, Inc.*	120,163	8,929,313
Splunk, Inc.*	95,164	6,625,318

		46,703,345

Specialty Retail — 8.8%
Advance Auto Parts, Inc.	83,694	13,331,617
Five Below, Inc.*(a)	230,033	9,093,204
L Brands, Inc.	71,930	6,166,559
Restoration Hardware Holdings, Inc.*(a)	78,652	7,678,795
Tractor Supply Co.	126,264	11,356,184
Ulta Salon Cosmetics & Fragrance, Inc.*	90,920	14,042,594

		61,668,953

Textiles, Apparel & Luxury Goods — 6.3%
Kate Spade & Co.*	504,275	10,862,083
PVH Corp.	126,591	14,583,283
Under Armour, Inc. (Class A Stock)*(a)	116,508	9,721,428
VF Corp.	121,172	8,450,535

		43,617,329

Trading Companies & Distributors — 2.3%
W.W. Grainger, Inc.(a)	67,098	15,878,742

Wireless Telecommunication Services — 2.0%
SBA Communications Corp. (Class A Stock)*	120,752	13,882,857

TOTAL LONG-TERM INVESTMENTS (cost $602,824,356)		692,850,122

SHORT-TERM INVESTMENT — 13.3%	Shares	Value (Note 2)
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $92,827,169; includes $81,003,783 of cash collateral received for securities on loan)(b)(w)(Note 4)	92,827,169	$92,827,169

TOTAL INVESTMENTS — 112.6% (cost $695,651,525)		785,677,291
LIABILITIES IN EXCESS OF OTHER ASSETS — (12.6)%		(87,716,496)

NET ASSETS — 100.0%		$697,960,795

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $79,543,901; cash collateral of $81,003,783 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A36

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Auto Components	$10,066,023	$—	$—
Banks	18,737,713	—	—
Biotechnology	30,142,430	—	—
Building Products	7,719,708	—	—
Chemicals	27,772,528	—	—
Consumer Finance	15,482,833	—	—
Distributors	9,765,687	—	—
Diversified Financial Services	14,099,952	—	—
Diversified Telecommunication Services	5,946,127	—	—
Electrical Equipment	37,427,697	—	—
Electronic Equipment, Instruments & Components	11,934,516	—	—
Energy Equipment & Services	10,661,143	—	—
Food & Staples Retailing	13,279,842	—	—
Food Products	38,392,384	—	—
Health Care Equipment & Supplies	22,346,781	—	—
Health Care Providers & Services	18,748,695	—	—
Health Care Technology	14,072,597	—	—
Hotels, Restaurants & Leisure	31,586,959	—	—
Internet & Catalog Retail	12,397,003	—	—
Internet Software & Services	19,829,941	—	—
IT Services	28,237,583	—	—
Life Sciences Tools & Services	14,254,309	—	—
Machinery	24,112,455	—	—
Multiline Retail	6,776,115	—	—
Oil, Gas & Consumable Fuels	3,455,600	—	—
Pharmaceuticals	9,528,426	—	—
Real Estate Investment Trust (REIT)	16,114,268	—	—
Real Estate Management & Development	9,098,818	—	—
Road & Rail	13,460,938	—	—
Semiconductors & Semiconductor Equipment	15,649,825	—	—
Software	46,703,345	—	—
Specialty Retail	61,668,953	—	—
Textiles, Apparel & Luxury Goods	43,617,329	—	—
Trading Companies & Distributors	15,878,742	—	—
Wireless Telecommunication Services	13,882,857	—	—
Affiliated Money Market Mutual Fund	92,827,169	—	—

Total	$785,677,291	$—	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A37

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2015 were as follows:

Affiliated Money Market Mutual Fund (11.6% represents investments purchased with collateral from securities on loan)	13.3%
Specialty Retail	8.8
Software	6.7
Textiles, Apparel & Luxury Goods	6.3
Food Products	5.5
Electrical Equipment	5.4
Hotels, Restaurants & Leisure	4.5
Biotechnology	4.3
IT Services	4.1
Chemicals	4.0
Machinery	3.5
Health Care Equipment & Supplies	3.2
Internet Software & Services	2.8
Health Care Providers & Services	2.7
Banks	2.7
Real Estate Investment Trust (REIT)	2.3
Trading Companies & Distributors	2.3
Semiconductors & Semiconductor Equipment	2.2
Consumer Finance	2.2
Life Sciences Tools & Services	2.0
Diversified Financial Services	2.0

Health Care Technology	2.0%
Wireless Telecommunication Services	2.0
Road & Rail	1.9
Food & Staples Retailing	1.9
Internet & Catalog Retail	1.8
Electronic Equipment, Instruments & Components	1.7
Energy Equipment & Services	1.5
Auto Components	1.4
Distributors	1.4
Pharmaceuticals	1.4
Real Estate Management & Development	1.3
Building Products	1.1
Multiline Retail	1.0
Diversified Telecommunication Services	0.9
Oil, Gas & Consumable Fuels	0.5

112.6
Liabilities in excess of other assets	(12.6)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A38

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2015

ASSETS:
Investments at value, including securities on loan of $79,543,901:
Unaffiliated investments (cost $602,824,356)	$692,850,122
Affiliated investments (cost $92,827,169)	92,827,169
Receivable for investments sold	6,047,336
Dividends receivable	242,217
Tax reclaim receivable	19,973
Receivable for fund share sold	5,763
Prepaid expenses	2,700

Total Assets	791,995,280

LIABILITIES:
Payable to broker for collateral for securities on loan	81,003,783
Payable for investments purchased	11,900,675
Payable for fund share repurchased	840,813
Advisory fees payable	217,381
Accrued expenses and other liabilities	61,784
Distribution fee payable	9,699
Affiliated transfer agent fee payable	350

Total Liabilities	94,034,485

NET ASSETS	$697,960,795

Net assets were comprised of:
Paid-in capital	$374,697,256
Retained earnings	323,263,539

Net assets, June 30, 2015	$697,960,795

Net asset value and redemption price per share, $697,960,795 / 88,668,727 outstanding shares of beneficial interest	$7.87

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2015

INCOME
Unaffiliated dividend income	$2,301,104
Affiliated income from securities lending, net	57,562
Affiliated dividend income	5,541

2,364,207

EXPENSES
Advisory fees	3,489,270
Distribution fee	355,629
Custodian and accounting fees	57,000
Audit fee	11,000
Trustees’ fees	9,000
Insurance expenses	5,000
Legal fees and expenses	4,000
Shareholders’ reports	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Loan interest expense	128
Miscellaneous	8,705

Total expenses	3,947,732
Less: advisory fee waivers and/or expense reimbursement	(188,483)

Net expenses	3,759,249

NET INVESTMENT LOSS	(1,395,042)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain on investment transactions	35,557,522

Net change in unrealized appreciation (depreciation) on:
Investments	(21,463,299)
Foreign currencies	(1,092)

(21,464,391)

NET GAIN ON INVESTMENTS	14,093,131

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,698,089

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2015	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment loss	$(1,395,042)	$(1,668,222)
Net realized gain on investment transactions	35,557,522	108,986,969
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(21,464,391)	(31,033,120)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	12,698,089	76,285,627

FUND SHARE TRANSACTIONS:
Fund share sold [2,153,294 and 15,772,435 shares, respectively]	16,858,609	110,147,996
Fund share repurchased [5,613,473 and 15,638,561 shares, respectively]	(44,216,447)	(111,991,691)

NET DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(27,357,838)	(1,843,695)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(14,659,749)	74,441,932
NET ASSETS:
Beginning of period	712,620,544	638,178,612

End of period	$697,960,795	$712,620,544

SEE NOTES TO FINANCIAL STATEMENTS.

A39

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

LONG-TERM INVESTMENTS — 98.3%
COMMON STOCKS	Shares	Value (Note 2)
Aerospace & Defense — 2.4%
Curtiss-Wright Corp.	93,717	$6,788,859
Esterline Technologies Corp.*	99,291	9,466,404
Moog, Inc. (Class A Stock)*	85,028	6,009,779

		22,265,042

Air Freight & Logistics — 0.5%
Forward Air Corp.	97,957	5,119,233

Auto Components — 0.7%
American Axle & Manufacturing Holdings, Inc.*	138,929	2,905,005
Tenneco, Inc.*	25,525	1,466,156
Tower International, Inc.*	91,441	2,382,038

		6,753,199

Banks — 15.7%
BancorpSouth, Inc.	325,928	8,395,905
Bank of the Ozarks, Inc.(a)	201,450	9,216,338
Banner Corp.(g)	96,413	4,621,075
Boston Private Financial Holdings, Inc.	306,706	4,112,927
Bridge Capital Holdings*	9,911	295,348
CoBiz Financial, Inc.	112,688	1,472,832
Community Bank System, Inc.	108,274	4,089,509
ConnectOne Bancorp, Inc.	57,702	1,242,324
CVB Financial Corp.	148,672	2,618,114
First Financial Bankshares, Inc.(a)	138,653	4,802,940
First Merchants Corp.	17,317	427,730
First Midwest Bancorp, Inc.	153,332	2,908,708
First of Long Island Corp. (The)	37,607	1,042,466
Flushing Financial Corp.	108,872	2,287,401
Glacier Bancorp, Inc.	196,533	5,782,001
Great Western Bancorp, Inc.	216,079	5,209,665
Heritage Financial Corp.	69,473	1,241,483
Home BancShares, Inc.	98,556	3,603,207
Independent Bank Corp.	78,982	3,703,466
Independent Bank Group, Inc.	35,995	1,544,186
Lakeland Financial Corp.	41,929	1,818,461
LegacyTexas Financial Group, Inc.	201,628	6,089,166
MB Financial, Inc.	202,713	6,981,436
PacWest Bancorp	163,024	7,623,002
Pinnacle Financial Partners, Inc.	122,590	6,665,218
PrivateBancorp, Inc.	271,331	10,804,400
Prosperity Bancshares, Inc.	116,075	6,702,172
Sandy Spring Bancorp, Inc.	53,011	1,483,248
South State Corp.	71,578	5,439,212
Southwest Bancorp, Inc.	81,448	1,515,747
State Bank Financial Corp.	135,133	2,932,386
Summit State Bank	5,941	77,916
Texas Capital Bancshares, Inc.*	55,025	3,424,756
Trico Bancshares	41,122	988,984
UMB Financial Corp.	99,074	5,649,199
Webster Financial Corp.	261,999	10,362,060

		147,174,988

Biotechnology — 0.9%
Infinity Pharmaceuticals, Inc.*(a)	460,395	5,041,325
Vanda Pharmaceuticals, Inc.*(a)	252,796	3,207,981

		8,249,306

COMMON STOCKS (continued)	Shares	Value (Note 2)
Building Products — 0.5%
Continental Building Products, Inc.*	179,262	$3,798,562
NCI Building Systems, Inc.*	84,129	1,267,824

		5,066,386

Capital Markets — 2.2%
Cohen & Steers, Inc.	30,806	1,049,868
Golub Capital BDC, Inc.(a)	69,047	1,143,418
Moelis & Co. (Class A Stock)	40,439	1,161,004
New Mountain Finance Corp.(a)	97,788	1,416,948
OM Asset Management PLC (United Kingdom)	282,854	5,031,973
Stifel Financial Corp.*	126,535	7,306,131
Virtu Financial, Inc. (Class A Stock)*	65,417	1,535,991
Virtus Investment Partners, Inc.	13,761	1,819,892

		20,465,225

Chemicals — 2.6%
Axiall Corp.	30,355	1,094,298
Cytec Industries, Inc.	60,569	3,666,242
Methanex Corp. (Canada)	74,058	4,122,068
Minerals Technologies, Inc.	22,571	1,537,762
Olin Corp.	31,279	842,969
PolyOne Corp.	127,289	4,985,910
Quaker Chemical Corp.	39,735	3,530,057
WR Grace & Co.*	46,243	4,638,173

		24,417,479

Commercial Services & Supplies — 1.5%
Ceco Environmental Corp.	134,010	1,518,333
G&K Services, Inc. (Class A Stock)	47,641	3,293,899
Mobile Mini, Inc.	129,496	5,444,012
Progressive Waste Solutions Ltd. (Canada)	132,343	3,553,410

		13,809,654

Communications Equipment — 1.0%
ADTRAN, Inc.	116,925	1,900,031
Digi International, Inc.*	97,677	932,815
JDS Uniphase Corp.*	302,687	3,505,115
RADWARE Ltd. (Israel)*	119,353	2,649,637

		8,987,598

Construction & Engineering — 0.8%
EMCOR Group, Inc.	153,117	7,314,399

Construction Materials — 0.5%
Eagle Materials, Inc.	56,494	4,312,187

Consumer Finance — 0.2%
First Cash Financial Services, Inc.*(a)	49,565	2,259,668

Containers & Packaging — 1.0%
Berry Plastics Group, Inc.*	179,281	5,808,704
Graphic Packaging Holding Co.	281,096	3,915,667

		9,724,371

Distributors — 0.3%
Core-Mark Holding Co., Inc.	52,819	3,129,526

Diversified Financial Services — 0.3%
MarketAxess Holdings, Inc.	31,086	2,883,848

Diversified Telecommunication Services — 0.3%
Premiere Global Services, Inc.*	235,264	2,420,867

Electric Utilities — 2.4%
IDACORP, Inc.	134,845	7,570,198

SEE NOTES TO FINANCIAL STATEMENTS.

A40

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Electric Utilities (continued)
PNM Resources, Inc.	274,534	$6,753,536
Portland General Electric Co.	236,447	7,840,583

		22,164,317

Electrical Equipment — 0.4%
Thermon Group Holdings, Inc.*	153,208	3,687,717

Electronic Equipment, Instruments & Components — 2.2%
Anixter International, Inc.*	57,663	3,756,744
Belden, Inc.	46,177	3,750,958
CTS Corp.	156,356	3,012,980
Littelfuse, Inc.	28,752	2,728,277
Newport Corp.*	171,885	3,258,940
Plexus Corp.*	91,618	4,020,198

		20,528,097

Energy Equipment & Services — 1.7%
Forum Energy Technologies, Inc.*	179,354	3,637,299
Newpark Resources, Inc.*	146,227	1,188,826
Oil States International, Inc.*	249,977	9,306,644
TETRA Technologies, Inc.*	240,126	1,532,004

		15,664,773

Food & Staples Retailing — 0.1%
SUPERVALU, Inc.*	88,474	715,755

Food Products — 1.1%
B&G Foods, Inc.	58,472	1,668,206
Freshpet, Inc.*(a)	25,186	468,460
Hain Celestial Group, Inc. (The)*(a)	84,538	5,567,673
J&J Snack Foods Corp.	26,969	2,984,659

		10,688,998

Gas Utilities — 1.4%
New Jersey Resources Corp.	181,559	5,001,950
Southwest Gas Corp.	152,500	8,114,525

		13,116,475

Health Care Equipment & Supplies — 1.2%
Endologix, Inc.*(a)	356,543	5,469,370
Integra LifeSciences Holdings Corp.*	5,819	392,026
Tornier NV*(a)	219,648	5,489,004

		11,350,400

Health Care Providers & Services — 1.5%
Air Methods Corp.*(a)	138,414	5,722,035
HealthSouth Corp.	185,851	8,560,297

		14,282,332

Health Care Technology — 1.2%
Allscripts Healthcare Solutions, Inc.*	478,934	6,551,817
HMS Holdings Corp.*(a)	291,307	5,001,741

		11,553,558

Hotels, Restaurants & Leisure — 3.2%
Bloomin’ Brands, Inc.	149,351	3,188,644
Bojangles’, Inc.*	8,545	203,884
Diamond Resorts International, Inc.*	204,576	6,454,373
DineEquity, Inc.	9,784	969,497
Jack in the Box, Inc.	72,873	6,424,484
Marriott Vacations Worldwide Corp.	54,130	4,966,428
Vail Resorts, Inc.	69,362	7,574,330

		29,781,640

COMMON STOCKS (continued)	Shares	Value (Note 2)
Household Durables — 1.0%
Meritage Homes Corp.*	77,004	$3,626,118
Standard Pacific Corp.*(a)	393,469	3,505,809
William Lyon Homes (Class A Stock)*	73,660	1,890,852

		9,022,779

Household Products — 1.0%
Spectrum Brands Holdings, Inc.	94,212	9,608,682

Independent Power & Renewable Electricity Producers — 0.5%
Dynegy, Inc.*	168,768	4,936,464

Industrial Conglomerates — 0.6%
Carlisle Cos., Inc.	53,252	5,331,590

Insurance — 4.9%
American Equity Investment Life Holding Co.	265,258	7,156,661
AMERISAFE, Inc.	44,840	2,110,170
Amtrust Financial Services, Inc.(a)	45,213	2,961,904
CNO Financial Group, Inc.	491,924	9,026,805
Endurance Specialty Holdings Ltd.	64,816	4,258,411
Enstar Group Ltd.*(g)	12,857	1,992,192
Fidelity & Guaranty Life	48,878	1,154,987
Maiden Holdings Ltd.	374,584	5,910,936
National General Holdings Corp.	104,485	2,176,423
ProAssurance Corp.	51,325	2,371,728
RLI Corp.	61,050	3,137,360
Symetra Financial Corp.	153,868	3,718,990

		45,976,567

Internet & Catalog Retail — 0.5%
HSN, Inc.(a)	62,802	4,408,072

Internet Software & Services — 0.4%
Everyday Health, Inc.*(a)	289,553	3,700,487

IT Services — 0.6%
Convergys Corp.	203,237	5,180,511

Leisure Products
Brunswick Corp.	8,649	439,888

Life Sciences Tools & Services — 1.0%
Albany Molecular Research, Inc.*(a)	153,205	3,097,805
Bruker Corp.*	327,621	6,686,745

		9,784,550

Machinery — 3.6%
Actuant Corp. (Class A Stock)	218,976	5,056,156
Alamo Group, Inc.	44,301	2,420,607
Barnes Group, Inc.	150,513	5,868,502
CLARCOR, Inc.	66,985	4,169,146
Graco, Inc.	29,155	2,070,880
RBC Bearings, Inc.*	56,300	4,040,088
Standex International Corp.	34,054	2,721,936
Watts Water Technologies, Inc. (Class A Stock)	96,079	4,981,696
Woodward, Inc.	48,588	2,671,854

		34,000,865

Media — 1.6%
Carmike Cinemas, Inc.*	93,422	2,479,420
Live Nation Entertainment, Inc.*	251,589	6,916,182
Nexstar Broadcasting Group, Inc. (Class A Stock)	88,697	4,967,032

SEE NOTES TO FINANCIAL STATEMENTS.

A41

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Media (continued)
Townsquare Media, Inc. (Class A Stock)*	54,196	$735,982

		15,098,616

Metals & Mining — 1.3%
AK Steel Holding Corp.*(a)	91,460	353,950
Commercial Metals Co.	201,151	3,234,508
Globe Specialty Metals, Inc.	145,520	2,575,704
Kaiser Aluminum Corp.(a)	71,994	5,981,262
TimkenSteel Corp.	15,480	417,805

		12,563,229

Multiline Retail — 0.7%
Burlington Stores, Inc.*	118,956	6,090,547

Multi-Utilities — 1.0%
Black Hills Corp.	75,645	3,301,904
NorthWestern Corp.	116,337	5,671,429

		8,973,333

Oil, Gas & Consumable Fuels — 3.4%
Carrizo Oil & Gas, Inc.*	164,427	8,096,386
Laredo Petroleum, Inc.*(a)	156,213	1,965,160
Parsley Energy, Inc. (Class A Stock)*(a)	161,490	2,813,156
Rex Energy Corp.*(a)	527,747	2,950,106
Rice Energy, Inc.*(a)	311,496	6,488,462
RSP Permian, Inc.*	81,290	2,285,062
SM Energy Co.	167,785	7,738,244

		32,336,576

Paper & Forest Products — 0.6%
KapStone Paper and Packaging Corp.	194,318	4,492,632
Mercer International, Inc. (Canada)*	65,259	892,743

		5,385,375

Pharmaceuticals — 1.0%
Catalent, Inc.*	141,196	4,141,279
Pacira Pharmaceuticals, Inc.*(a)	34,167	2,416,290
Prestige Brands Holdings, Inc.*	63,334	2,928,564

		9,486,133

Professional Services — 1.0%
On Assignment, Inc.*	165,688	6,508,225
TrueBlue, Inc.*	101,036	3,020,976

		9,529,201

Real Estate Investment Trusts (REITs) — 11.8%
Acadia Realty Trust	254,835	7,418,247
Apollo Commercial Real Estate Finance, Inc.	298,922	4,911,288
Blackstone Mortgage Trust, Inc. (Class A Stock)	203,419	5,659,117
CBL & Associates Properties, Inc.	266,322	4,314,416
Chesapeake Lodging Trust	356,786	10,874,837
CubeSmart	355,278	8,228,238
CyrusOne, Inc.	194,947	5,741,189
DuPont Fabros Technology, Inc.	87,137	2,566,185
Highwoods Properties, Inc.	170,191	6,799,130
Hudson Pacific Properties, Inc.	213,358	6,052,966
MFA Financial, Inc.	617,410	4,562,660
National Health Investors, Inc.	125,734	7,833,228
Pebblebrook Hotel Trust	224,927	9,644,870
PS Business Parks, Inc.	95,969	6,924,163

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Investment Trusts (REITs) (continued)
Sovran Self Storage, Inc.	20,173	$1,753,235
Strategic Hotels & Resorts, Inc.*	713,428	8,646,747
Terreno Realty Corp.	228,889	4,509,113
Two Harbors Investment Corp.	393,702	3,834,657

		110,274,286

Real Estate Management & Development — 0.7%
Kennedy-Wilson Holdings, Inc.	271,246	6,669,939

Semiconductors & Semiconductor Equipment — 3.2%
Cabot Microelectronics Corp.*	91,706	4,320,270
Entegris, Inc.*	461,055	6,717,571
Fairchild Semiconductor International, Inc.*	194,978	3,388,718
Intersil Corp. (Class A Stock)	435,365	5,446,416
MKS Instruments, Inc.	139,381	5,288,115
Semtech Corp.*	167,227	3,319,456
Silicon Laboratories, Inc.*	25,323	1,367,695

		29,848,241

Software — 2.0%
Bottomline Technologies de, Inc.*	129,185	3,592,635
CommVault Systems, Inc.*	64,827	2,749,313
Monotype Imaging Holdings, Inc.	116,743	2,814,674
Pegasystems, Inc.	113,120	2,589,317
PTC, Inc.*	57,627	2,363,860
Verint Systems, Inc.*	84,171	5,112,967

		19,222,766

Specialty Retail — 2.7%
American Eagle Outfitters, Inc.	99,887	1,720,054
Asbury Automotive Group, Inc.*	36,783	3,333,275
Ascena Retail Group, Inc.*	83,475	1,390,276
Boot Barn Holdings, Inc.*(a)	77,170	2,469,440
GNC Holdings, Inc. (Class A Stock)	79,868	3,552,529
Lithia Motors, Inc. (Class A Stock)	66,689	7,546,527
Monro Muffler Brake, Inc.	31,185	1,938,460
Office Depot, Inc.*	270,317	2,340,945
Party City Holdco, Inc.*	43,510	881,948

		25,173,454

Technology Hardware, Storage & Peripherals — 0.5%
Electronics For Imaging, Inc.*(a)	100,943	4,392,030

Textiles, Apparel & Luxury Goods — 1.0%
Carter’s, Inc.	66,342	7,052,155
Steven Madden Ltd.*	61,179	2,617,238

		9,669,393

Thrifts & Mortgage Finance — 1.9%
Brookline Bancorp, Inc.	118,708	1,340,213
Dime Community Bancshares, Inc.	76,514	1,296,147
Oritani Financial Corp.	98,159	1,575,452
Provident Financial Services, Inc.(a)	168,881	3,207,050
Radian Group, Inc.(a)	467,958	8,778,892
WSFS Financial Corp.	74,336	2,033,090

		18,230,844

Trading Companies & Distributors — 1.4%
Beacon Roofing Supply, Inc.*	96,684	3,211,842
Kaman Corp.	121,380	5,090,677

SEE NOTES TO FINANCIAL STATEMENTS.

A42

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Trading Companies & Distributors (continued)
WESCO International, Inc.*(a)	68,287	$4,687,220

		12,989,739

TOTAL COMMON STOCKS (cost $766,950,662)		916,211,195

EXCHANGE TRADED FUND — 0.6%
iShares Russell 2000 Value Index Fund(a) (cost $5,703,082)	56,640	5,775,014

TOTAL LONG-TERM INVESTMENTS (cost $772,653,744)		921,986,209

SHORT-TERM INVESTMENT — 9.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $86,559,433; includes $71,052,255 of cash collateral for securities on loan)(b)(w)(Note 4)	86,559,433	86,559,433

Value (Note 2)
TOTAL INVESTMENTS — 107.5% (cost $859,213,177)	$1,008,545,642
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.5)%	(70,038,481)

NET ASSETS — 100.0%	$938,507,161

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $69,265,843; cash collateral of $ 71,052,255 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(g)	Indicates a security that has been deemed illiquid.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$22,265,042	$—	$—
Air Freight & Logistics	5,119,233	—	—
Auto Components	6,753,199	—	—
Banks	147,174,988	—	—
Biotechnology	8,249,306	—	—
Building Products	5,066,386	—	—
Capital Markets	20,465,225	—	—
Chemicals	24,417,479	—	—
Commercial Services & Supplies	13,809,654	—	—
Communications Equipment	8,987,598	—	—
Construction & Engineering	7,314,399	—	—
Construction Materials	4,312,187	—	—
Consumer Finance	2,259,668	—	—
Containers & Packaging	9,724,371	—	—
Distributors	3,129,526	—	—
Diversified Financial Services	2,883,848	—	—
Diversified Telecommunication Services	2,420,867	—	—
Electric Utilities	22,164,317	—	—
Electrical Equipment	3,687,717	—	—
Electronic Equipment, Instruments & Components	20,528,097	—	—
Energy Equipment & Services	15,664,773	—	—
Food & Staples Retailing	715,755	—	—
Food Products	10,688,998	—	—
Gas Utilities	13,116,475	—	—
Health Care Equipment & Supplies	11,350,400	—	—
Health Care Providers & Services	14,282,332	—	—
Health Care Technology	11,553,558	—	—
Hotels, Restaurants & Leisure	29,781,640	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A43

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

	Level 1	Level 2	Level 3
Household Durables	$9,022,779	$—	$—
Household Products	9,608,682	—	—
Independent Power & Renewable Electricity Producers	4,936,464	—	—
Industrial Conglomerates	5,331,590	—	—
Insurance	45,976,567	—	—
Internet & Catalog Retail	4,408,072	—	—
Internet Software & Services	3,700,487	—	—
IT Services	5,180,511	—	—
Leisure Products	439,888	—	—
Life Sciences Tools & Services	9,784,550	—	—
Machinery	34,000,865	—	—
Media	15,098,616	—	—
Metals & Mining	12,563,229	—	—
Multiline Retail	6,090,547	—	—
Multi-Utilities	8,973,333	—	—
Oil, Gas & Consumable Fuels	32,336,576	—	—
Paper & Forest Products	5,385,375	—	—
Pharmaceuticals	9,486,133	—	—
Professional Services	9,529,201	—	—
Real Estate Investment Trusts (REITs)	110,274,286	—	—
Real Estate Management & Development	6,669,939	—	—
Semiconductors & Semiconductor Equipment	29,848,241	—	—
Software	19,222,766	—	—
Specialty Retail	25,173,454	—	—
Technology Hardware, Storage & Peripherals	4,392,030	—	—
Textiles, Apparel & Luxury Goods	9,669,393	—	—
Thrifts & Mortgage Finance	18,230,844	—	—
Trading Companies & Distributors	12,989,739	—	—
Exchange Traded Fund	5,775,014	—	—
Affiliated Money Market Mutual Fund	86,559,433	—	—

Total	$1,008,545,642	$—	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A44

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2015 were as follows:

Banks	15.7%
Real Estate Investment Trusts (REITs)	11.8
Affiliated Money Market Mutual Fund (7.6% represents investments purchased with collateral from securities on loan)	9.2
Insurance	4.9
Machinery	3.6
Oil, Gas & Consumable Fuels	3.4
Semiconductors & Semiconductor Equipment	3.2
Hotels, Restaurants & Leisure	3.2
Specialty Retail	2.7
Chemicals	2.6
Electric Utilities	2.4
Aerospace & Defense	2.4
Capital Markets	2.2
Electronic Equipment, Instruments & Components	2.2
Software	2.0
Thrifts & Mortgage Finance	1.9
Energy Equipment & Services	1.7
Media	1.6
Health Care Providers & Services	1.5
Commercial Services & Supplies	1.5
Trading Companies & Distributors	1.4
Gas Utilities	1.4
Metals & Mining	1.3
Health Care Equipment & Supplies	1.2
Health Care Technology	1.2
Food Products	1.1
Communications Equipment	1.0
Multi-Utilities	1.0

Containers & Packaging	1.0%
Textiles, Apparel & Luxury Goods	1.0
Household Products	1.0
Life Sciences Tools & Services	1.0
Household Durables	1.0
Pharmaceuticals	1.0
Professional Services	1.0
Biotechnology	0.9
Construction & Engineering	0.8
Auto Components	0.7
Real Estate Management & Development	0.7
Multiline Retail	0.7
Exchange Traded Fund	0.6
Industrial Conglomerates	0.6
IT Services	0.6
Paper & Forest Products	0.6
Technology Hardware, Storage & Peripherals	0.5
Independent Power & Renewable Electricity Producers	0.5
Building Products	0.5
Air Freight & Logistics	0.5
Construction Materials	0.5
Internet & Catalog Retail	0.5
Internet Software & Services	0.4
Electrical Equipment	0.4
Diversified Telecommunication Services	0.3
Diversified Financial Services	0.3
Distributors	0.3
Consumer Finance	0.2
Food & Staples Retailing	0.1

107.5
Liabilities in excess of other assets	(7.5)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A45

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2015

ASSETS:
Investments at value, including securities on loan of $69,265,843:
Unaffiliated investments (cost $772,653,744)	$921,986,209
Affiliated investments (cost $86,559,433)	86,559,433
Receivable for investments sold	4,365,695
Dividends receivable	1,778,944
Tax reclaim receivable	33,527
Prepaid expenses	1,079

Total Assets	1,014,724,887

LIABILITIES:
Payable to broker for collateral for securities on loan	71,052,255
Payable for investments purchased	4,267,617
Advisory fees payable	433,036
Payable for fund share repurchased	359,186
Accrued expenses and other liabilities	73,766
Payable to custodian	18,427
Distribution fee payable	13,089
Affiliated transfer agent fee payable	350

Total Liabilities	76,217,726

NET ASSETS	$938,507,161

Net assets were comprised of:
Paid-in capital	$548,321,080
Retained earnings	390,186,081

Net assets, June 30, 2015	$938,507,161

Net asset value and redemption price per share, $938,507,161 / 50,848,657 outstanding shares of beneficial interest	$18.46

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2015

INCOME
Unaffiliated dividend income (net of $10,963 foreign withholding tax)	$6,653,282
Affiliated income from securities lending, net	218,554
Affiliated dividend income	18,116

6,889,952

EXPENSES
Advisory fees	4,315,620
Distribution fee	465,798
Custodian and accounting fees	76,000
Audit fee	11,000
Trustees’ fees	9,000
Insurance expenses	6,000
Legal fees and expenses	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Shareholders’ reports	2,000
Loan interest expense	19
Miscellaneous	8,308

Total expenses	4,902,745
Less: advisory fee waivers and/or expense reimbursement	(60,554)

Net expenses	4,842,191

NET INVESTMENT INCOME	2,047,761

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain on investment transactions	33,056,840

Net change in unrealized appreciation (depreciation) on:
Investments	(12,354,093)
Foreign currencies	(1,668)

(12,355,761)

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	20,701,079

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$22,748,840

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2015	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$2,047,761	$4,911,606
Net realized gain on investment transactions	33,056,840	82,635,569
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(12,355,761)	(26,619,441)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	22,748,840	60,927,734

FUND SHARE TRANSACTIONS:
Fund share sold [1,651,699 and 3,610,038 shares, respectively]	29,872,839	61,913,215
Fund share repurchased [2,088,562 and 4,527,759 shares, respectively]	(38,090,705)	(76,373,740)

NET DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(8,217,866)	(14,460,525)

TOTAL INCREASE IN NET ASSETS	14,530,974	46,467,209
NET ASSETS:
Beginning of period	923,976,187	877,508,978

End of period	$938,507,161	$923,976,187

SEE NOTES TO FINANCIAL STATEMENTS.

A46

AST HERNDON LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

LONG-TERM INVESTMENTS — 96.7%
COMMON STOCKS	Shares	Value (Note 2)
Aerospace & Defense — 5.5%
Lockheed Martin Corp.	142,392	$26,470,673
Rockwell Collins, Inc.	191,754	17,708,482

		44,179,155

Air Freight & Logistics — 2.9%
United Parcel Service, Inc. (Class B Stock)	241,116	23,366,552

Airlines — 0.5%
Copa Holdings SA (Panama) (Class A Stock)(a)	45,566	3,763,296

Biotechnology — 2.3%
Gilead Sciences, Inc.	157,580	18,449,466

Capital Markets — 4.8%
Eaton Vance Corp.	487,928	19,092,623
Waddell & Reed Financial, Inc. (Class A Stock)	417,681	19,760,488

		38,853,111

Chemicals — 6.4%
CF Industries Holdings, Inc.	170,870	10,983,524
LyondellBasell Industries NV (Class A Stock)	193,653	20,046,959
NewMarket Corp.	45,566	20,226,292

		51,256,775

Consumer Finance — 4.5%
American Express Co.	205,044	15,936,020
Discover Financial Services	353,131	20,347,408

		36,283,428

Diversified Financial Services — 8.2%
CBOE Holdings, Inc.	425,276	24,334,293
McGraw Hill Financial, Inc.	212,638	21,359,487
Moody’s Corp.(a)	187,957	20,291,838

		65,985,618

Diversified Telecommunication Services — 1.0%
Verizon Communications, Inc.	174,667	8,141,229

Energy Equipment & Services — 1.9%
Halliburton Co.	358,177	15,426,683

Food Products — 2.9%
Campbell Soup Co.(a)	495,522	23,611,623

Health Care Equipment & Supplies — 2.0%
Baxter International, Inc.(a)	231,624	16,197,466

Hotels, Restaurants & Leisure — 1.1%
Yum! Brands, Inc.	96,827	8,722,176

Household Products — 2.4%
Colgate-Palmolive Co.	298,073	19,496,955

Independent Power & Renewable Electricity Producers — 1.1%
AES Corp. (The)	637,913	8,458,726

Insurance — 1.7%
Aflac, Inc.	214,537	13,344,201

IT Services — 2.6%
Western Union Co. (The)(a)	1,019,521	20,726,862

Oil, Gas & Consumable Fuels — 17.4%
Apache Corp.	282,884	16,302,605
Continental Resources, Inc.*(a)	438,565	18,590,770
EOG Resources, Inc.	176,566	15,458,353

COMMON STOCKS (continued)	Shares	Value (Note 2)
Oil, Gas & Consumable Fuels (continued)
Exxon Mobil Corp.	265,797	$22,114,310
Marathon Petroleum Corp.	512,609	26,814,577
SM Energy Co.(a)	404,391	18,650,513
Valero Energy Corp.	341,739	21,392,861

		139,323,989

Pharmaceuticals — 3.0%
AbbVie, Inc.	131,000	8,801,890
Allergan PLC*	28,479	8,642,237
Endo International PLC*	87,334	6,956,153

		24,400,280

Professional Services — 2.3%
Verisk Analytics, Inc.*	256,305	18,648,752

Real Estate Investment Trusts (REITs) — 2.5%
Apartment Investment & Management Co. (Class A Stock)	533,493	19,701,896

Software — 2.6%
Microsoft Corp.	476,737	21,047,939

Specialty Retail — 5.7%
Ross Stores, Inc.	413,884	20,118,901
TJX Cos., Inc. (The)	393,000	26,004,810

		46,123,711

Technology Hardware, Storage & Peripherals — 5.8%
Apple, Inc.	214,804	26,941,792
Western Digital Corp.	244,913	19,206,077

		46,147,869

Tobacco — 5.6%
Altria Group, Inc.	472,739	23,121,665
Philip Morris International, Inc.	273,392	21,917,837

		45,039,502

TOTAL LONG-TERM INVESTMENTS (cost $693,519,690)		776,697,260

SHORT-TERM INVESTMENT — 9.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $74,994,287; includes $61,066,104 of cash collateral for securities on loan)(b)(w)(Note 4)	74,994,287	74,994,287

TOTAL INVESTMENTS — 106.1% (cost $768,513,977)		851,691,547
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.1)%		(48,631,934)

NET ASSETS — 100.0%		$803,059,613

SEE NOTES TO FINANCIAL STATEMENTS.

A47

AST HERNDON LARGE-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $60,151,882; cash collateral of $61,066,104 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$44,179,155	$—	$—
Air Freight & Logistics	23,366,552	—	—
Airlines	3,763,296	—	—
Biotechnology	18,449,466	—	—
Capital Markets	38,853,111	—	—
Chemicals	51,256,775	—	—
Consumer Finance	36,283,428	—	—
Diversified Financial Services	65,985,618	—	—
Diversified Telecommunication Services	8,141,229	—	—
Energy Equipment & Services	15,426,683	—	—
Food Products	23,611,623	—	—
Health Care Equipment & Supplies	16,197,466	—	—
Hotels, Restaurants & Leisure	8,722,176	—	—
Household Products	19,496,955	—	—
Independent Power & Renewable Electricity Producers	8,458,726	—	—
Insurance	13,344,201	—	—
IT Services	20,726,862	—	—
Oil, Gas & Consumable Fuels	139,323,989	—	—
Pharmaceuticals	24,400,280	—	—
Professional Services	18,648,752	—	—
Real Estate Investment Trusts (REITs)	19,701,896	—	—
Software	21,047,939	—	—
Specialty Retail	46,123,711	—	—
Technology Hardware, Storage & Peripherals	46,147,869	—	—
Tobacco	45,039,502	—	—
Affiliated Money Market Mutual Fund	74,994,287	—	—

Total	$851,691,547	$—	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A48

AST HERNDON LARGE-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2015 were as follows:

Oil, Gas & Consumable Fuels	17.4%
Affiliated Money Market Mutual Fund (7.6% represents investments purchased with collateral from securities on loan)	9.4
Diversified Financial Services	8.2
Chemicals	6.4
Technology Hardware, Storage & Peripherals	5.8
Specialty Retail	5.7
Tobacco	5.6
Aerospace & Defense	5.5
Capital Markets	4.8
Consumer Finance	4.5
Pharmaceuticals	3.0
Food Products	2.9
Air Freight & Logistics	2.9
Software	2.6
IT Services	2.6

Real Estate Investment Trusts (REITs)	2.5%
Household Products	2.4
Professional Services	2.3
Biotechnology	2.3
Health Care Equipment & Supplies	2.0
Energy Equipment & Services	1.9
Insurance	1.7
Hotels, Restaurants & Leisure	1.1
Independent Power & Renewable Electricity Producers	1.1
Diversified Telecommunication Services	1.0
Airlines	0.5

106.1
Liabilities in excess of other assets	(6.1)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A49

AST HERNDON LARGE-CAP VALUE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2015

ASSETS:
Investments at value, including securities on loan of $60,151,882:
Unaffiliated investments (cost $693,519,690)	$776,697,260
Affiliated investments (cost $74,994,287)	74,994,287
Receivable for investments sold	12,460,236
Dividends receivable	910,999
Receivable for fund share sold	35,544
Prepaid expenses	2,273

Total Assets	865,100,599

LIABILITIES:
Payable to broker for collateral for securities on loan	61,066,104
Payable for fund share repurchased	460,018
Payable for investments purchased	248,896
Advisory fees payable	192,873
Accrued expenses and other liabilities	61,561
Distribution fee payable	11,184
Affiliated transfer agent fee payable	350

Total Liabilities	62,040,986

NET ASSETS	$803,059,613

Net assets were comprised of:
Paid-in capital	$378,453,582
Retained earnings	424,606,031

Net assets, June 30, 2015	$803,059,613

Net asset value and redemption price per share, $803,059,613 / 61,443,645 outstanding shares of beneficial interest	$13.07

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2015

INCOME
Unaffiliated dividend income	$7,743,082
Affiliated income from securities lending, net	173,480
Affiliated dividend income	20,117

7,936,679

EXPENSES
Advisory fees	3,456,778
Distribution fee	417,273
Custodian and accounting fees	60,000
Audit fee	10,000
Trustees’ fees	9,000
Insurance expenses	6,000
Legal fees and expenses	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Shareholders’ reports	2,000
Miscellaneous	5,749

Total expenses	3,975,800
Less: advisory fee waivers and/or expense reimbursement	(625,910)

Net expenses	3,349,890

NET INVESTMENT INCOME	4,586,789

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investment transactions	(10,375,951)
Net change in unrealized appreciation (depreciation) on investments	9,062,042

NET GAIN (LOSS) ON INVESTMENTS	(1,313,909)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,272,880

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2015	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$4,586,789	$10,413,642
Net realized gain (loss) on investment and foreign currency transactions	(10,375,951)	12,450,693
Net change in unrealized appreciation (depreciation) on investments	9,062,042	(9,557,577)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	3,272,880	13,306,758

FUND SHARE TRANSACTIONS:
Fund share sold [2,130,018 and 4,630,793 shares, respectively]	28,067,943	60,441,515
Fund share repurchased [4,176,368 and 7,821,996 shares, respectively]	(55,692,892)	(101,943,441)

NET DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(27,624,949)	(41,501,926)

TOTAL DECREASE IN NET ASSETS	(24,352,069)	(28,195,168)
NET ASSETS:
Beginning of period	827,411,682	855,606,850

End of period	$803,059,613	$827,411,682

SEE NOTES TO FINANCIAL STATEMENTS.

A50

AST INTERNATIONAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

LONG-TERM INVESTMENTS — 99.0%
COMMON STOCKS — 97.6%	Shares	Value (Note 2)
Argentina — 0.7%
MercadoLibre, Inc.	129,145	$18,299,848

Australia — 1.2%
Brambles Ltd.	861,795	7,030,291
Insurance Australia Group Ltd.	2,047,410	8,802,598
Macquarie Group Ltd.	226,216	14,173,679

		30,006,568

Austria — 0.3%
Andritz AG	141,825	7,853,724

Belgium — 0.3%
Colruyt SA	166,280	7,458,998

Canada — 2.9%
Alimentation Couche-Tard, Inc. (Class B Stock)	692,561	29,626,529
Brookfield Asset Management, Inc. (Class A Stock)	499,533	17,448,688
Home Capital Group, Inc.	195,500	6,774,412
Shawcor Ltd.	159,900	4,684,340
Suncor Energy, Inc.	442,500	12,187,349

		70,721,318

China — 7.4%
Alibaba Group Holding Ltd., ADR*(a)	374,594	30,817,848
Baidu, Inc., ADR*	43,556	8,671,129
China Overseas Land & Investment Ltd.	2,410,000	8,483,485
JD.com, Inc., ADR*	893,839	30,479,910
Lenovo Group Ltd.	7,696,000	10,640,218
NetEase, Inc., ADR	69,907	10,127,078
Tencent Holdings Ltd.	3,410,856	68,205,294
Vipshop Holdings Ltd., ADS*(a)	588,528	13,094,748

		180,519,710

Denmark — 1.6%
Jyske Bank A/S*	160,000	8,034,666
Novo Nordisk A/S (Class B Stock)	574,681	31,535,551

		39,570,217

Finland — 0.5%
Sampo OYJ (Class A Stock)	261,203	12,309,735

France — 7.3%
Arkema SA	86,109	6,224,623
BNP Paribas SA	116,760	7,085,330
Cap Gemini SA	194,680	17,271,371
Dassault Systemes SA	554,869	40,280,359
Hermes International	15,545	5,804,198
JCDecaux SA	189,763	7,935,586
Pernod Ricard SA	59,520	6,880,673
Publicis Groupe SA	113,619	8,421,798
Rexel SA	529,495	8,544,281
Sanofi	119,360	11,808,302
Schneider Electric SE	123,770	8,569,731
Sodexo	121,160	11,534,184
SPIE SA*	171,200	3,406,899
Total SA	205,645	10,087,106
Valeo SA	164,751	26,060,867

		179,915,308

Germany — 6.7%
Bayer AG	272,070	38,100,792

COMMON STOCKS (continued)	Shares	Value (Note 2)
Germany (continued)
Bayerische Motoren Werke AG	102,962	$11,275,854
Brenntag AG	174,165	9,993,858
Continental AG	237,562	56,249,420
Deutsche Boerse AG	87,185	7,221,344
KUKA AG(a)	209,198	17,425,009
Linde AG	49,625	9,404,629
Rational AG	11,914	4,375,869
SAP SE, ADR(a)	132,600	9,312,498

		163,359,273

Hong Kong — 0.7%
AIA Group Ltd.	2,283,836	14,933,223
Jardine Matheson Holdings Ltd.	61,570	3,491,019

		18,424,242

India — 1.2%
Hero MotoCorp Ltd.	269,760	10,686,697
Housing Development Finance Corp. Ltd.	435,717	8,862,902
Tata Motors Ltd.	1,576,314	10,680,894

		30,230,493

Indonesia — 0.7%
PT Bank Rakyat Indonesia Persero Tbk	10,157,602	7,861,657
PT Tower Bersama Infrastructure Tbk*	5,641,356	3,903,357
PT Tower Bersama Infrastructure Tbk, 144A*(g)	6,982,898	4,831,595

		16,596,609

Ireland — 2.1%
DCC PLC	97,780	7,678,638
Ryanair Holdings PLC, ADR	172,666	12,319,719
Shire PLC	385,656	30,987,095

		50,985,452

Israel — 2.5%
Bezeq Israeli Telecommunication Corp. Ltd.	6,074,130	10,344,079
Check Point Software Technologies Ltd.*(a)	368,464	29,311,311
Teva Pharmaceutical Industries Ltd., ADR	349,738	20,669,516

		60,324,906

Italy — 3.0%
Anima Holding SpA	989,470	8,690,786
Anima Holding SpA, 144A(g)	204,776	1,798,604
Azimut Holding SpA	249,750	7,310,657
Brembo SpA	296,593	12,652,759
Intesa Sanpaolo SpA	4,889,752	17,757,097
Luxottica Group SpA	395,012	26,275,436

		74,485,339

Japan — 19.1%
Astellas Pharma, Inc.	795,820	11,337,128
Daikin Industries Ltd.	211,391	15,196,556
FANUC Corp.	245,499	50,232,926
Fuji Heavy Industries Ltd.	1,113,927	40,959,971
Hoya Corp.	282,400	11,310,046
Kansai Paint Co. Ltd.	895,400	13,872,615
Kao Corp.	254,200	11,822,076
Keyence Corp.	41,868	22,565,884
Laox Co. Ltd.*	1,744,192	6,645,261
Minebea Co. Ltd.	1,553,140	25,639,798
Miraca Holdings, Inc.	159,900	7,989,273

SEE NOTES TO FINANCIAL STATEMENTS.

A51

AST INTERNATIONAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Japan (continued)
Murata Manufacturing Co. Ltd.	304,797	$53,191,785
Nihon Kohden Corp.	271,900	6,726,886
Nitori Holdings Co. Ltd.	104,100	8,487,121
Ono Pharmaceutical Co. Ltd.	173,837	18,973,431
ORIX Corp.	893,090	13,261,924
Pigeon Corp.	980,091	30,865,971
Santen Pharmaceutical Co. Ltd.	635,800	8,995,761
SMC Corp.	85,600	25,758,677
SoftBank Corp.	140,500	8,275,871
Sugi Holdings Co. Ltd.	88,500	4,515,196
Sumitomo Mitsui Financial Group, Inc.	229,844	10,232,472
Sundrug Co. Ltd.	144,200	8,586,440
Sysmex Corp.	397,708	23,686,497
Toyota Motor Corp.	225,000	15,056,389
Unicharm Corp.	542,235	12,880,537

		467,066,492

Mexico — 0.4%
Alsea SAB de CV	2,563,272	7,735,072
Alsea SAB de CV, 144A(g)	655,805	1,978,993

		9,714,065

Netherlands — 2.0%
Akzo Nobel NV	143,110	10,448,349
ASML Holding NV	128,530	13,369,387
Koninklijke Ahold NV	363,917	6,831,703
NXP Semiconductors NV*	101,986	10,015,025
Royal Dutch Shell PLC (Class A Stock)	294,593	8,378,206

		49,042,670

Norway — 0.2%
DnB ASA	300,265	5,000,498

Philippines — 0.6%
Universal Robina Corp.	3,716,817	15,981,607

Singapore — 0.2%
United Overseas Bank Ltd.	280,300	4,795,646

South Africa — 2.5%
Aspen Pharmacare Holdings Ltd.	843,714	24,950,691
Aspen Pharmacare Holdings Ltd., 144A(g)	86,040	2,544,414
Bidvest Group Ltd. (The)	333,004	8,426,078
Discovery Ltd.	1,254,906	13,032,898
Mr. Price Group Ltd.	627,463	12,915,040

		61,869,121

South Korea — 1.5%
Amorepacific Corp.	29,551	11,050,921
Samsung Electronics Co. Ltd.	21,994	24,954,089

		36,005,010

Spain — 2.8%
Amadeus IT Holding SA (Class A Stock)	716,723	28,611,794
Banco Bilbao Vizcaya Argentaria SA	546,752	5,387,681
Inditex SA	1,051,483	34,296,622

		68,296,097

Sweden — 2.2%
Assa Abloy AB (Class B Stock)	854,235	16,081,666
Atlas Copco AB (Class A Stock)	343,139	9,600,451
Hexagon AB (Class B Stock)	346,118	12,536,578
Nordea Bank AB	565,790	7,056,394

COMMON STOCKS (continued)	Shares	Value (Note 2)
Sweden (continued)
Telefonaktiebolaget LM Ericsson (Class B Stock)	877,035	$9,134,439

		54,409,528

Switzerland — 6.7%
Actelion Ltd.*	109,042	15,969,361
Cie Financiere Richemont SA	80,815	6,568,471
Geberit AG	32,035	10,680,299
Givaudan SA*	8,325	14,413,124
Julius Baer Group Ltd.*	150,475	8,443,749
Novartis AG	427,633	42,062,180
Partners Group Holding AG	67,882	20,289,092
Roche Holding AG	61,550	17,258,097
SGS SA	6,250	11,397,469
Sonova Holding AG	39,115	5,289,316
UBS Group AG*	505,515	10,725,248

		163,096,406

Taiwan — 0.8%
Largan Precision Co. Ltd.	172,000	19,633,941

United Kingdom — 16.4%
Aldermore Group PLC*	696,662	3,375,818
Aldermore Group PLC, 144A*(g)	695,794	3,371,612
Amlin PLC	1,512,790	11,318,737
ARM Holdings PLC	1,146,772	18,765,529
Ashtead Group PLC	1,049,236	18,083,249
AstraZeneca PLC	454,145	28,742,770
Barclays PLC	2,310,640	9,470,444
Bunzl PLC	493,235	13,455,096
Burberry Group PLC	391,689	9,663,053
Compass Group PLC	1,114,641	18,435,100
Howden Joinery Group PLC	1,270,655	10,313,552
IG Group Holdings PLC	732,217	8,582,560
InterContinental Hotels Group PLC	252,974	10,199,026
ITV PLC	4,852,441	20,076,544
Just Eat PLC*	1,306,003	8,345,165
Just Eat PLC, 144A*(g)	2,346,216	14,991,972
Lloyds Banking Group PLC	7,860,160	10,549,836
OneSavings Bank PLC	1,940,886	9,606,233
OneSavings Bank PLC, 144A(g)	573,883	2,840,380
Pentair PLC	81,500	5,603,125
Prudential PLC	985,140	23,741,287
Reckitt Benckiser Group PLC	160,430	13,834,486
Reed Elsevier PLC	1,495,114	24,296,471
SABMiller PLC	127,890	6,631,107
Spectris PLC	162,680	5,389,784
St. James’s Place PLC	3,226,846	45,884,063
TalkTalk Telecom Group PLC(a)	2,176,225	13,068,128
Travis Perkins PLC	305,030	10,102,460
Wolseley PLC	160,801	10,254,917
WPP PLC	517,248	11,610,171

		400,602,675

United States — 3.1%
Allergan PLC*	95,333	28,929,752
AON PLC	123,400	12,300,512
Jazz Pharmaceuticals PLC*	99,627	17,541,326
Nielsen NV	236,400	10,583,628

SEE NOTES TO FINANCIAL STATEMENTS.

A52

AST INTERNATIONAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
Samsonite International SA	1,630,600	$5,637,592

		74,992,810

TOTAL COMMON STOCKS (cost $2,072,569,526)		2,391,568,306

	Units
PARTICIPATORY NOTE* — 0.6%
India
Bharti Infratel Ltd., Private Placement, expiring 06/18/20, 144A(g) (cost $14,892,655)	2,153,418	15,096,029

	Shares
PREFERRED STOCKS — 0.8%
Germany
Henkel AG & Co. KGaA (PRFC)	92,330	10,360,931
Volkswagen AG (PRFC)	37,575	8,720,376

TOTAL PREFERRED STOCKS (cost $17,548,304)		19,081,307

	Units
WARRANT*
Thailand
Minor International PCL, expiring 11/03/17 (cost $0)	436,224	52,178

TOTAL LONG-TERM INVESTMENTS (cost $2,105,010,485)		2,425,797,820

SHORT-TERM INVESTMENT — 3.9%	Shares	Value (Note 2)
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $95,641,647; includes $86,296,295 of cash collateral received for securities on loan)(b)(w)(Note 4)	95,641,647	$95,641,647

TOTAL INVESTMENTS — 102.9% (cost $2,200,652,132)		2,521,439,467
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.9)%		(71,878,525)

NET ASSETS — 100.0%		$2,449,560,942

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $84,919,977; cash collateral of $86,296,295 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(g)	Indicates a security that has been deemed illiquid.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A53

AST INTERNATIONAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Argentina	$18,299,848	$—	$—
Australia	—	30,006,568	—
Austria	—	7,853,724	—
Belgium	—	7,458,998	—
Canada	70,721,318	—	—
China	93,190,713	87,328,997	—
Denmark	—	39,570,217	—
Finland	—	12,309,735	—
France	3,406,899	176,508,409	—
Germany	13,688,367	149,670,906	—
Hong Kong	3,491,019	14,933,223	—
India	—	30,230,493	—
Indonesia	3,903,357	12,693,252	—
Ireland	12,319,719	38,665,733	—
Israel	49,980,827	10,344,079	—
Italy	—	74,485,339	—
Japan	—	467,066,492	—
Mexico	7,735,072	1,978,993	—
Netherlands	10,015,025	39,027,645	—
Norway	—	5,000,498	—
Philippines	—	15,981,607	—
Singapore	—	4,795,646	—
South Africa	—	61,869,121	—
South Korea	—	36,005,010	—
Spain	—	68,296,097	—
Sweden	—	54,409,528	—
Switzerland	—	163,096,406	—
Taiwan	—	19,633,941	—
United Kingdom	18,585,176	382,017,499	—
United States	74,992,810	—	—
Participatory Note
India	—	15,096,029	—
Preferred Stocks
Germany	—	19,081,307	—
Warrants
Thailand	52,178	—	—
Affiliated Money Market Mutual Fund	95,641,647	—	—

Total	$476,023,975	$2,045,415,492	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A54

AST INTERNATIONAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2015 were as follows:

Pharmaceuticals	13.7%
Internet Software & Services	6.4
Machinery	6.0
Insurance	5.8
Electronic Equipment, Instruments & Components	4.7
Banks	4.1
Automobiles	4.0
Affiliated Money Market Mutual Fund (3.5% represents investments purchased with collateral from securities on loan)	3.9
Auto Components	3.9
Software	3.2
Specialty Retail	3.0
Media	3.0
Capital Markets	2.9
Trading Companies & Distributors	2.9
Household Products	2.8
Food & Staples Retailing	2.3
Chemicals	2.2
Textiles, Apparel & Luxury Goods	2.2
Hotels, Restaurants & Leisure	2.1
Health Care Equipment & Supplies	1.9
IT Services	1.9
Internet & Catalog Retail	1.8
Semiconductors & Semiconductor Equipment	1.7
Building Products	1.7

Technology Hardware, Storage & Peripherals	1.5%
Oil, Gas & Consumable Fuels	1.3
Diversified Financial Services	1.2
Thrifts & Mortgage Finance	1.2
Real Estate Management & Development	1.1
Diversified Telecommunication Services	1.0
Personal Products	0.9
Professional Services	0.9
Industrial Conglomerates	0.8
Wireless Telecommunication Services	0.7
Food Products	0.7
Biotechnology	0.7
Beverages	0.6
Airlines	0.5
Communications Equipment	0.4
Electrical Equipment	0.4
Health Care Providers & Services	0.3
Commercial Services & Supplies	0.3
Energy Equipment & Services	0.2
Construction & Engineering	0.1

102.9
Liabilities in excess of other assets	(2.9)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2015 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	Unaffiliated investments	$15,148,207	—	$—

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 are as follows:

For the six months ended June 30, 2015, the Fund did not recognize any realized gain or (loss) on derivatives recognized in income.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Participatory Notes(1)	Warrants(1)	Total
Equity contracts	$203,374	$(12,261)	$191,113

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A55

AST INTERNATIONAL GROWTH PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2015

ASSETS:
Investments at value, including securities on loan of $84,919,977:
Unaffiliated investments (cost $2,105,010,485)	$2,425,797,820
Affiliated investments (cost $95,641,647)	95,641,647
Foreign currency, at value (cost $5,044,488)	5,005,952
Tax reclaim receivable	11,991,716
Receivable for investments sold	4,350,105
Dividends receivable	1,391,620
Receivable for fund share sold	789,816

Total Assets	2,544,968,676

LIABILITIES:
Payable to broker for collateral for securities on loan	86,296,295
Loan payable	3,780,000
Payable for fund share repurchased	2,924,300
Payable for investments purchased	1,176,015
Advisory fees payable	869,432
Accrued expenses and other liabilities	326,395
Distribution fee payable	34,409
Affiliated transfer agent fee payable	350
Foreign capital gains tax liability accrued	332
Payable to custodian	206

Total Liabilities	95,407,734

NET ASSETS	$2,449,560,942

Net assets were comprised of:
Paid-in capital	$1,930,833,441
Retained earnings	518,727,501

Net assets, June 30, 2015	$2,449,560,942

Net asset value and redemption price per share, $2,449,560,942 / 169,796,384 outstanding shares of beneficial interest	$14.43

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2015

INCOME
Unaffiliated dividend income (net of $3,086,184 foreign withholding tax)	$28,344,266
Affiliated income from securities lending, net	329,020
Affiliated dividend income	37,293

28,710,579

EXPENSES
Advisory fees	12,119,531
Distribution fee	1,254,445
Custodian and accounting fees	460,000
Insurance expenses	19,000
Trustees’ fees	17,000
Audit fee	13,000
Legal fees and expenses	8,000
Shareholders’ reports	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Loan interest expense	1,128
Miscellaneous	26,778

Total expenses	13,926,882
Less: advisory fee waivers and/or expense reimbursement	(163,077)

Net expenses	13,763,805

NET INVESTMENT INCOME	14,946,774

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (net of foreign capital gains taxes $79,249)	136,026,340
Foreign currency transactions	(1,164,663)

134,861,677

Net change in unrealized appreciation (depreciation) on:
Investments (net of change in foreign capital gains taxes $452,001)	48,089,950
Foreign currencies	(54,293)

48,035,657

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	182,897,334

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$197,844,108

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2015	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$14,946,774	$18,337,260
Net realized gain on investment and foreign currency transactions	134,861,677	69,969,792
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	48,035,657	(250,394,025)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	197,844,108	(162,086,973)

FUND SHARE TRANSACTIONS:
Fund share sold [6,983,821 and 18,094,782 shares, respectively]	98,067,451	247,989,661
Fund share repurchased [41,236,650 and 16,385,208 shares, respectively]	(568,045,107)	(221,969,790)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(469,977,656)	26,019,871

TOTAL DECREASE IN NET ASSETS	(272,133,548)	(136,067,102)
NET ASSETS:
Beginning of period	2,721,694,490	2,857,761,592

End of period	$2,449,560,942	$2,721,694,490

SEE NOTES TO FINANCIAL STATEMENTS.

A56

AST INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

LONG-TERM INVESTMENTS — 97.0%
COMMON STOCKS — 97.0%	Shares	Value (Note 2)
Australia — 3.9%
AGL Energy Ltd.	328,500	$3,935,076
Ansell Ltd.	405,877	7,529,472
Arrium Ltd.	7,840,800	818,236
Ausdrill Ltd.(a)	793,540	238,563
Australia & New Zealand Banking Group Ltd.	352,900	8,757,991
Bendigo & Adelaide Bank Ltd.	547,900	5,180,771
Bradken Ltd.	556,400	615,348
Caltex Australia Ltd.	538,008	13,207,116
Challenger Ltd.	1,332,300	6,906,113
Downer EDI Ltd.	1,505,900	5,542,836
Fortescue Metals Group Ltd.(a)	1,752,300	2,580,711
Independence Group NL	70,900	228,100
Kingsgate Consolidated Ltd.*(a)(g)	898,989	483,647
Lend Lease Group	707,400	8,179,152
Metcash Ltd.(a)	2,725,199	2,318,781
Mineral Resources Ltd.	376,400	1,913,545
Mount Gibson Iron Ltd.(a)	2,634,500	407,783
Myer Holdings Ltd.(a)	1,907,200	1,795,900
National Australia Bank Ltd.	269,136	6,912,520
Pacific Brands Ltd.*(g)	3,364,900	828,998
Primary Health Care Ltd.	891,240	3,459,217
Qantas Airways Ltd.*	1,301,200	3,161,901
Seven Group Holdings Ltd.(a)	354,500	1,786,373

		86,788,150

Austria — 0.8%
OMV AG	223,900	6,163,919
UNIQA Insurance Group AG	607,368	5,479,604
Voestalpine AG	144,800	6,034,899

		17,678,422

Belgium — 2.2%
AGFA-Gevaert NV*(g)	708,900	1,975,797
Anheuser-Busch InBev NV	206,423	24,841,088
bpost SA	11,100	305,252
Delhaize Group SA	139,900	11,379,109
KBC Groep NV	139,728	9,367,130

		47,868,376

Brazil — 0.3%
BB Seguridade Participacoes SA	559,200	6,158,376

Canada — 0.8%
Encana Corp.	695,000	7,662,250
MacDonald, Dettwiler & Associates Ltd.	141,617	10,348,586

		18,010,836

China — 0.2%
Poly Property Group Co. Ltd.	3,355,000	1,619,665
Shougang Fushan Resources Group Ltd.	11,184,000	2,608,375

		4,228,040

Denmark — 1.0%
A.P. Moeller-Maersk A/S (Class B Stock)	3,300	5,966,539
Carlsberg A/S (Class B Stock)	101,212	9,170,383
TDC A/S	1,048,400	7,685,137

		22,822,059

Finland — 1.2%
Sampo OYJ (Class A Stock)	328,252	15,469,559

COMMON STOCKS (continued)	Shares	Value (Note 2)
Finland (continued)
Tieto OYJ	184,822	$4,315,226
UPM-Kymmene OYJ	401,400	7,103,152

		26,887,937

France — 8.3%
Alstom SA*	158,100	4,490,724
Arkema SA	38,800	2,804,763
AXA SA	304,900	7,729,794
BNP Paribas SA	322,353	19,561,301
Cap Gemini SA	180,699	16,031,023
Cie Generale des Etablissements Michelin	76,400	8,039,120
CNP Assurances	312,500	5,230,246
Credit Agricole SA	466,400	6,963,346
Electricite de France SA	674,800	15,094,383
Renault SA	73,200	7,674,847
Sanofi	228,800	22,635,217
SCOR SE	178,700	6,319,105
Societe Generale SA	136,000	6,381,649
Thales SA	169,400	10,235,341
Total SA	242,000	11,870,357
Valeo SA	131,475	20,797,158
Vinci SA	215,406	12,501,699

		184,360,073

Germany — 7.5%
Allianz SE	68,800	10,729,457
Aurubis AG	42,600	2,502,653
BASF SE	125,600	11,051,936
Bayer AG	176,382	24,700,606
Bayerische Motoren Werke AG	81,100	8,881,643
Continental AG	35,691	8,450,838
Daimler AG	215,900	19,667,585
Deutsche Bank AG	318,300	9,570,253
Deutsche Lufthansa AG*	362,100	4,671,837
E.ON SE	337,900	4,505,726
Freenet AG	193,700	6,524,553
Hannover Rueck SE	64,100	6,204,039
Merck KGaA	38,900	3,877,958
Muenchener Rueckversicherungs- Gesellschaft AG	52,900	9,378,893
Rheinmetall AG	127,900	6,487,472
RTL Group SA	70,650	6,386,775
Stada Arzneimittel AG	135,900	4,584,199
Volkswagen AG	61,900	14,332,760
Wincor Nixdorf AG	87,500	3,439,165

		165,948,348

Hong Kong — 1.9%
Cheung Kong Property Holdings Ltd.*	288,000	2,388,993
China Resources Cement Holdings Ltd.	13,373,400	7,453,943
CK Hutchison Holdings Ltd.	288,000	4,234,170
Dah Sing Financial Holdings Ltd.(g)	484,312	3,174,442
First Pacific Co. Ltd.	1,022,000	862,264
Huabao International Holdings Ltd.	6,305,000	3,790,501
Kingboard Chemical Holdings Ltd.	1,618,800	2,796,083
Skyworth Digital Holdings Ltd.	7,664,000	6,822,887
Tongda Group Holdings Ltd.	19,670,000	3,799,121
Yue Yuen Industrial Holdings Ltd.	2,331,500	7,798,653

		43,121,057

SEE NOTES TO FINANCIAL STATEMENTS.

A57

AST INTERNATIONAL VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Ireland — 1.9%
C&C Group PLC	1,057,000	$4,143,250
James Hardie Industries PLC, CDI	643,264	8,561,990
Permanent TSB Group Holdings PLC*	2,523	13,198
Ryanair Holdings PLC, ADR	97,051	6,924,589
Shire PLC	187,888	15,096,623
Smurfit Kappa Group PLC	266,000	7,331,484

		42,071,134

Israel — 2.4%
Bank Hapoalim BM	837,200	4,505,773
Elbit Systems Ltd., (NASDAQ GS)	400	31,304
Elbit Systems Ltd., (TASE)(g)	107,700	8,453,001
Teva Pharmaceutical Industries Ltd.	201,200	11,906,609
Teva Pharmaceutical Industries Ltd., ADR	477,012	28,191,409

		53,088,096

Italy — 1.6%
Atlantia SpA	308,074	7,611,871
Azimut Holding SpA	365,315	10,693,464
Danieli & C Officine Meccaniche SpA(g)	128,200	2,605,748
Enel SpA	1,911,900	8,665,314
Eni SpA	337,800	5,999,887

		35,576,284

Japan — 21.9%
Alfresa Holdings Corp.	186,600	2,903,710
Anritsu Corp.	449,600	3,030,849
Aoyama Trading Co. Ltd.	138,200	5,583,185
Aozora Bank Ltd.	1,513,000	5,708,571
Asahi Kasei Corp.	445,000	3,650,149
Bank of Yokohama Ltd. (The)	915,000	5,603,436
Calsonic Kansei Corp.	840,000	5,973,124
Central Glass Co. Ltd.	56,000	234,514
Daihatsu Motor Co. Ltd.	374,000	5,323,212
Daikin Industries Ltd.	168,200	12,091,625
Daiwa House Industry Co. Ltd.	931,700	21,706,700
Don Quijote Holdings Co. Ltd.	528,800	22,499,905
Enplas Corp.	98,500	4,004,931
Fuji Oil Co. Ltd.	274,600	4,812,097
Fujikura Ltd.	1,150,000	6,429,472
Fuyo General Lease Co. Ltd.(g)	119,900	5,119,428
Heiwa Corp.	352,000	7,006,960
Hogy Medical Co. Ltd.	35,900	1,841,607
Isuzu Motors Ltd.	1,045,200	13,712,568
Japan Airlines Co. Ltd.	205,800	7,172,011
Japan Tobacco, Inc.	318,100	11,308,226
JX Holdings, Inc.	425,200	1,833,187
KDDI Corp.	1,297,100	31,301,556
Keihin Corp.	279,200	4,000,501
Keiyo Bank Ltd. (The)(g)	811,000	4,260,946
KYORIN Holdings, Inc.	172,200	3,510,863
Kyowa Exeo Corp.	455,100	5,295,829
Makita Corp.	131,800	7,138,132
Marubeni Corp.	1,007,200	5,779,972
Medipal Holdings Corp.	286,600	4,668,027
Miraca Holdings, Inc.	3,100	154,889
Mitsubishi Corp.	313,900	6,900,780
Mitsubishi UFJ Financial Group, Inc.	1,645,700	11,839,933
Mitsui & Co. Ltd.	663,400	9,013,037
Mizuho Financial Group, Inc.	4,359,500	9,432,792

COMMON STOCKS (continued)	Shares	Value (Note 2)
Japan (continued)
Morinaga Milk Industry Co. Ltd.(g)	1,152,000	$4,224,118
Nichi-iko Pharmaceutical Co. Ltd.	140,700	3,817,036
Nichirei Corp.	72,000	496,890
Nikkiso Co. Ltd.	25,800	270,479
Nippon Telegraph & Telephone Corp.	640,200	23,185,327
Nishi-Nippon City Bank Ltd. (The)	1,487,000	4,284,342
Nissan Motor Co. Ltd.	1,242,100	12,976,162
NTT DoCoMo, Inc.	335,000	6,431,518
Otsuka Holdings Co. Ltd.	125,500	3,998,831
Paramount Bed Holdings Co. Ltd.	4,800	141,721
Resona Holdings, Inc.	2,211,000	12,059,078
Ricoh Co. Ltd.	632,600	6,553,081
Sankyu, Inc.	1,173,000	6,405,631
Seino Holdings Co. Ltd.	376,000	4,209,368
Seven & i Holdings Co. Ltd.	336,300	14,435,890
Shimachu Co. Ltd.	219,300	6,322,561
Shizuoka Gas Co. Ltd.(g)	383,800	2,678,439
SKY Perfect JSAT Holdings, Inc.	875,200	4,696,808
SoftBank Corp.	231,000	13,606,591
Sony Corp.*	522,600	14,840,201
Sumitomo Corp.	536,500	6,244,549
Sumitomo Metal Mining Co. Ltd.	383,000	5,825,036
Sumitomo Mitsui Financial Group, Inc.	705,900	31,426,106
Suzuken Co. Ltd.	5,500	175,962
Toagosei Co. Ltd.(g)	665,500	5,545,666
Toho Holdings Co. Ltd.	183,700	4,228,671
Tokai Rika Co. Ltd.	15,800	394,648
Toppan Forms Co. Ltd.	322,600	4,441,352
Toyoda Gosei Co. Ltd.	230,700	5,560,855
Tsumura & Co.	174,000	3,743,207
United Arrows Ltd.	217,400	6,811,872
Yokohama Rubber Co. Ltd. (The)	347,850	6,979,832

		487,858,552

Liechtenstein
VP Bank AG	2,300	201,107

Netherlands — 4.4%
Aegon NV	740,800	5,465,777
ING Groep NV, CVA	401,600	6,668,733
Koninklijke Ahold NV	923,800	17,342,216
Koninklijke KPN NV	3,844,670	14,739,876
NXP Semiconductors NV*	85,229	8,186,163
Royal Dutch Shell PLC (Class A Stock)	397,158	11,229,239
Royal Dutch Shell PLC (Class B Stock)	770,000	21,922,164
Wolters Kluwer NV	401,756	11,957,801

		97,511,969

New Zealand — 0.4%
Air New Zealand Ltd.(g)	3,321,700	5,739,080
SKY Network Television Ltd.	827,900	3,370,404

		9,109,484

Norway — 1.8%
DNB ASA	371,700	6,190,149
Fred Olsen Energy ASA*(a)	116,565	811,693
Marine Harvest ASA	579,800	6,640,206
Statoil ASA	303,800	5,432,859
Telenor ASA	565,375	12,395,766
Yara International ASA	146,000	7,607,787

		39,078,460

SEE NOTES TO FINANCIAL STATEMENTS.

A58

AST INTERNATIONAL VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Philippines — 0.4%
Alliance Global Group, Inc.	18,838,800	$9,068,846

Portugal — 0.2%
EDP – Energias de Portugal SA	928,000	3,535,683

Singapore — 0.7%
DBS Group Holdings Ltd.	568,500	8,722,867
Hong Leong Asia Ltd.(g)	1,721,000	1,578,079
Wilmar International Ltd.	1,681,900	4,093,552

		14,394,498

South Africa — 0.3%
Mondi PLC	317,600	6,837,653

Spain — 1.7%
ACS Actividades de Construccion y Servicios SA	119,200	3,844,918
Banco Santander SA	569,400	4,005,178
Ebro Foods SA	131,580	2,549,277
Gas Natural SDG SA	154,498	3,508,233
Iberdrola SA	1,119,600	7,559,049
Red Electrica Corp. SA	99,068	7,955,160
Repsol SA	481,300	8,483,237

		37,905,052

Sweden — 3.1%
Assa Abloy AB	822,305	15,480,558
Boliden AB	219,800	4,007,108
Nordea Bank AB	619,500	7,726,252
Oriflame Cosmetics SA, SDR*(g)	102,800	1,570,613
Securitas AB (Class B Stock)	385,800	5,095,232
Swedbank AB (Class A Stock)	924,700	21,558,841
Telefonaktiebolaget LM Ericsson (Class B Stock)	529,800	5,517,939
TeliaSonera AB	1,430,000	8,428,044

		69,384,587

Switzerland — 7.1%
Baloise Holding AG	83,700	10,205,615
Bucher Industries AG	16,700	4,154,606
Cembra Money Bank AG*	41,600	2,538,123
Credit Suisse Group AG*	1,088,297	30,023,385
GAM Holding AG*	53,791	1,130,065
Georg Fischer AG	12,600	8,661,999
Glencore PLC*	1,587,717	6,367,029
Helvetia Holding AG	12,000	6,859,138
Novartis AG	407,558	40,087,594
Pargesa Holding SA	66,600	4,484,466
Swiss Life Holding AG*	37,800	8,655,474
Swiss Re AG	195,100	17,270,789
UBS AG*	14,669	311,564
Zurich Insurance Group AG*	57,900	17,626,478

		158,376,325

Taiwan — 0.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	618,237	14,040,162

Thailand — 0.2%
Krung Thai Bank PCL	9,704,600	4,913,285

Turkey — 0.4%
Turkcell Iletisim Hizmetleri A/S	1,997,509	9,189,656

COMMON STOCKS (continued)	Shares	Value (Note 2)
United Kingdom — 19.4%
3i Group PLC	751,500	$6,097,775
Alent PLC	258,200	1,493,225
Amec Foster Wheeler PLC	233,800	3,002,719
Anglo American PLC	746,327	10,781,697
AstraZeneca PLC	99,400	6,291,011
Aviva PLC	740,400	5,734,646
BAE Systems PLC	2,123,100	15,042,973
Barclays PLC	1,614,300	6,616,408
Beazley PLC	1,259,400	5,853,258
Bellway PLC	233,370	8,692,727
Berkeley Group Holdings PLC	120,700	6,342,614
BG Group PLC	601,293	10,014,358
Bovis Homes Group PLC	248,000	4,337,536
BP PLC	2,380,200	15,796,526
British American Tobacco PLC	390,764	21,039,583
BT Group PLC	1,151,600	8,154,824
Carillion PLC	942,300	5,058,595
Centrica PLC	2,803,800	11,634,246
Dairy Crest Group PLC	377,300	3,160,402
Darty PLC(g)	1,314,300	1,465,922
Debenhams PLC	3,256,300	4,564,643
Direct Line Insurance Group PLC	1,236,406	6,526,397
DS Smith PLC	567,700	3,442,618
GlaxoSmithKline PLC	426,800	8,873,947
Go-Ahead Group PLC(g)	148,200	6,133,880
Home Retail Group PLC	49,500	131,442
HSBC Holdings PLC	1,580,800	14,155,048
Informa PLC	1,350,056	11,594,856
Intermediate Capital Group PLC*	825,200	7,128,642
International Consolidated Airlines Group SA*	943,074	7,328,681
J Sainsbury PLC	2,546,100	10,598,655
Lloyds Banking Group PLC	25,857,561	34,705,785
Man Strategic Holdings PLC	2,029,100	5,001,025
Marston’s PLC	1,392,600	3,516,267
Old Mutual PLC	1,644,600	5,205,708
Pace PLC	924,900	5,407,090
Petrofac Ltd.	255,000	3,710,408
Premier Foods PLC*	200,276	118,660
Provident Financial PLC	224,049	10,300,792
Prudential PLC	1,024,205	24,682,731
Reed Elsevier PLC	823,062	13,375,236
Rexam PLC	2,292,945	19,886,693
Rio Tinto Ltd.	146,400	6,056,103
Rolls-Royce Holdings PLC*	69,668,100	109,465
Tate & Lyle PLC	778,200	6,352,129
Taylor Wimpey PLC	1,645,080	4,797,480
Tullett Prebon PLC	486,800	2,806,163
Unilever PLC	253,415	10,881,358
Vesuvius PLC(g)	517,100	3,446,439
William Hill PLC	1,855,077	11,750,763
WM Morrison Supermarkets PLC	3,202,000	9,089,702
Wolseley PLC	221,382	14,118,407

		432,408,258

United States — 0.4%
AON PLC	89,640	8,935,315

SEE NOTES TO FINANCIAL STATEMENTS.

A59

AST INTERNATIONAL VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
Boart Longyear Ltd.*(g)	2,407,100	$204,292

		9,139,607

TOTAL COMMON STOCKS (cost $2,103,948,828)		2,157,560,372

TOTAL LONG-TERM INVESTMENTS (cost $2,103,948,828)		2,157,560,372

SHORT-TERM INVESTMENT — 1.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $36,857,059; includes $8,354,290 of cash collateral for securities on loan)(b)(w) (Note 4)	36,857,059	36,857,059

Value (Note 2)
TOTAL INVESTMENTS — 98.7% (cost $2,140,805,887)	$2,194,417,431
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.3%	29,239,933

NET ASSETS — 100.0%	$2,223,657,364

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $6,877,186; cash collateral of $8,354,290 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(g)	Indicates a security that has been deemed illiquid.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A60

AST INTERNATIONAL VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$86,788,150	$—
Austria	—	17,678,422	—
Belgium	1,975,797	45,892,579	—
Brazil	6,158,376	—	—
Canada	18,010,836	—	—
China	—	4,228,040	—
Denmark	—	22,822,059	—
Finland	—	26,887,937	—
France	—	184,360,073	—
Germany	—	165,948,348	—
Hong Kong	3,251,257	39,869,800	—
Ireland	11,081,037	30,990,097	—
Israel	28,222,713	24,865,383	—
Italy	—	35,576,284	—
Japan	—	487,858,552	—
Liechtenstein	201,107	—	—
Netherlands	—	97,511,969	—
New Zealand	—	9,109,484	—
Norway	—	39,078,460	—
Philippines	—	9,068,846	—
Portugal	—	3,535,683	—
Singapore	1,578,079	12,816,419	—
South Africa	—	6,837,653	—
Spain	—	37,905,052	—
Sweden	—	69,384,587	—
Switzerland	—	158,376,325	—
Taiwan	14,040,162	—	—
Thailand	4,913,285	—	—
Turkey	—	9,189,656	—
United Kingdom	6,483,571	425,924,687	—
United States	9,139,607	—	—
Affiliated Money Market Mutual Fund	36,857,059	—	—

Total	$141,912,886	$2,052,504,545	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A61

AST INTERNATIONAL VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2015 were as follows:

Banks	12.2%
Insurance	8.8
Pharmaceuticals	8.2
Oil, Gas & Consumable Fuels	5.4
Automobiles	3.7
Diversified Telecommunication Services	3.4
Capital Markets	3.3
Wireless Telecommunication Services	3.0
Food & Staples Retailing	2.9
Auto Components	2.7
Media	2.3
Metals & Mining	2.2
Household Durables	2.1
Aerospace & Defense	2.0
Trading Companies & Distributors	2.0
Food Products	1.9
Electric Utilities	1.9
Beverages	1.7
Real Estate Management & Development	1.7
Affiliated Money Market Mutual Fund (0.4% represents investments purchased with collateral from securities on loan)	1.7
Chemicals	1.6
Airlines	1.6
Tobacco	1.5
Containers & Packaging	1.4
Multiline Retail	1.3
Machinery	1.3
Building Products	1.2
Construction & Engineering	1.2
Semiconductors & Semiconductor Equipment	1.0

IT Services	0.9%
Specialty Retail	0.9
Multi-Utilities	0.9
Diversified Financial Services	0.9
Commercial Services & Supplies	0.8
Road & Rail	0.8
Construction Materials	0.7
Health Care Providers & Services	0.7
Industrial Conglomerates	0.7
Hotels, Restaurants & Leisure	0.7
Paper & Forest Products	0.6
Electronic Equipment, Instruments & Components	0.6
Communications Equipment	0.5
Electrical Equipment	0.5
Consumer Finance	0.5
Technology Hardware, Storage & Peripherals	0.4
Health Care Equipment & Supplies	0.4
Textiles, Apparel & Luxury Goods	0.3
Transportation Infrastructure	0.3
Energy Equipment & Services	0.3
Leisure Products	0.3
Gas Utilities	0.3
Marine	0.3
Health Care Technology	0.1
Personal Products	0.1

98.7
Other assets in excess of liabilities	1.3

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

At June 30, 2015, the Portfolio did not have any derivative instruments in the Statement of Assets and Liabilities:

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)
Equity contracts	$76,745

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(2)
Equity contracts	$(5,776)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.
(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A62

AST INTERNATIONAL VALUE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2015

ASSETS:
Investments at value, including securities on loan of $6,877,186:
Unaffiliated investments (cost $2,103,948,828)	$2,157,560,372
Affiliated investments (cost $36,857,059)	36,857,059
Foreign currency, at value (cost $26,145,569)	26,263,219
Tax reclaim receivable	15,707,200
Dividends receivable	3,062,275
Receivable for investments sold	2,708,590
Receivable for fund share sold	2,078,470
Prepaid expenses	3,555

Total Assets	2,244,240,740

LIABILITIES:
Payable to broker for collateral for securities on loan	8,354,290
Loan payable	7,146,000
Payable for fund share repurchased	2,988,586
Payable for investments purchased	853,707
Advisory fees payable	839,350
Accrued expenses and other liabilities	368,805
Distribution fee payable	31,359
Affiliated transfer agent fee payable	1,279

Total Liabilities	20,583,376

NET ASSETS	$2,223,657,364

Net assets were comprised of:
Paid-in capital	$1,874,990,700
Retained earnings	348,666,664

Net assets, June 30, 2015	$2,223,657,364

Net asset value and redemption price per share, $2,223,657,364 / 121,226,610 outstanding shares of beneficial interest	$18.34

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2015

INCOME
Unaffiliated dividend income (net of $4,551,130 foreign withholding tax)	$45,112,796
Affiliated income from securities lending, net	117,226
Affiliated dividend income	30,610

45,260,632

EXPENSES
Advisory fees	10,784,999
Distribution fee	1,115,431
Custodian and accounting fees	411,000
Insurance expenses	17,000
Trustees’ fees	16,000
Audit fee	13,000
Commitment fee on syndicated credit agreement	9,000
Legal fees and expenses	6,000
Transfer agent’s fees and expenses (including affiliated expense of $2,900)	4,000
Shareholders’ reports	3,000
Loan interest expense	2,898
Miscellaneous	30,697

Total expenses	12,413,025

NET INVESTMENT INCOME	32,847,607

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	47,588,488
Foreign currency transactions	(938,928)

46,649,560

Net change in unrealized appreciation (depreciation) on:
Investments	66,996,696
Foreign currencies	25,995

67,022,691

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	113,672,251

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$146,519,858

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2015	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$32,847,607	$53,040,404
Net realized gain on investment and foreign currency transactions	46,649,560	153,596,371
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	67,022,691	(380,072,769)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	146,519,858	(173,435,994)

FUND SHARE TRANSACTIONS:
Fund share sold [5,042,449 and 15,762,240 shares, respectively]	89,812,531	282,716,469
Net asset value of shares issued in merger [4,812,934 and 0 shares, respectively] (Note 9)	90,867,679	—
Fund share repurchased [30,969,709 and 12,068,312 shares, respectively]	(539,922,345)	(217,319,351)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(359,242,135)	65,397,118

TOTAL DECREASE IN NET ASSETS	(212,722,277)	(108,038,876)
NET ASSETS:
Beginning of period	2,436,379,641	2,544,418,517

End of period	$2,223,657,364	$2,436,379,641

SEE NOTES TO FINANCIAL STATEMENTS.

A63

AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

LONG-TERM INVESTMENTS — 96.6%
	Shares	Value (Note 2)
COMMON STOCKS — 94.2%
Australia — 1.5%
BHP Billiton Ltd.	209,359	$4,270,684
BHP Billiton PLC	106,045	2,085,010
South32 Ltd., (ASE)*	209,359	289,141
South32 Ltd., (XLON)*	106,045	143,295

		6,788,130

Belgium — 1.5%
Anheuser-Busch InBev NV	56,800	6,835,352

Canada
Nortel Networks Corp.*	2,492	6

China — 3.0%
China Construction Bank Corp. (Class H Stock)	2,147,000	1,958,399
China Overseas Land & Investment Ltd.	924,000	3,252,589
CNOOC Ltd. (Class H Stock)	2,549,000	3,615,699
Industrial & Commercial Bank of China Ltd. (Class H Stock)	2,516,145	1,996,627
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	220,500	2,975,763

		13,799,077

Denmark — 0.8%
Novo Nordisk A/S (Class B Stock)	66,470	3,647,533

France — 12.2%
Accor SA	113,466	5,742,542
AXA SA	235,488	5,970,068
BNP Paribas SA	91,353	5,543,561
Essilor International SA	34,420	4,123,542
Hermes International	1,498	559,324
Imerys SA	33,302	2,554,705
Kering	10,922	1,952,717
Lafarge SA	54,049	3,573,569
LVMH Moet Hennessy Louis Vuitton SA	31,801	5,590,958
Pernod Ricard SA	27,507	3,179,884
Sanofi	91,363	9,038,555
Schneider Electric SE	59,790	4,139,809
Technip SA	60,670	3,759,980

		55,729,214

Germany — 6.7%
Allianz SE	36,590	5,706,262
Bayer AG	47,210	6,611,307
Continental AG	19,440	4,602,961
Fresenius Medical Care AG & Co. KGaA	50,480	4,179,061
Linde AG	15,065	2,855,027
SAP SE	98,066	6,872,116

		30,826,734

Hong Kong — 3.0%
Cheung Kong Property Holdings Ltd.*	369,000	3,060,897
CK Hutchison Holdings Ltd.	369,000	5,425,031
Hang Lung Properties Ltd.	1,014,000	3,013,531
Sands China Ltd.	658,000	2,211,407

		13,710,866

India — 0.8%
HDFC Bank Ltd., ADR	60,000	3,631,800

Indonesia — 0.5%
Astra International Tbk PT	3,932,300	2,081,423

COMMON STOCKS (continued)	Shares	Value (Note 2)
Israel — 0.9%
Teva Pharmaceutical Industries Ltd., ADR	69,999	$4,136,941

Japan — 19.1%
Astellas Pharma, Inc.	235,200	3,350,623
Daikin Industries Ltd.	48,300	3,472,209
East Japan Railway Co.	45,500	4,090,415
FANUC Corp.	20,100	4,112,774
Honda Motor Co. Ltd.	212,600	6,871,200
Inpex Corp.	190,900	2,166,897
Japan Tobacco, Inc.	220,700	7,845,726
KDDI Corp.	100,500	2,425,261
Komatsu Ltd.	179,200	3,595,346
Kubota Corp.	349,000	5,533,877
Makita Corp.	77,500	4,197,308
Mitsui Fudosan Co. Ltd.	123,000	3,441,898
Nidec Corp.	33,700	2,522,034
Nitto Denko Corp.	61,000	5,009,463
Shin-Etsu Chemical Co. Ltd.	50,700	3,143,953
SMC Corp.	15,423	4,641,076
Sumitomo Mitsui Financial Group, Inc.	210,500	9,371,292
Tokyo Electron Ltd.	42,600	2,707,532
Toyota Motor Corp.	138,200	9,247,969

		87,746,853

Macau — 0.2%
Wynn Macau Ltd.	589,200	981,763

Netherlands — 4.2%
Akzo Nobel NV	88,420	6,455,475
ASML Holding NV	48,442	5,038,823
ING Groep NV, CVA	464,197	7,708,182

		19,202,480

South Africa — 0.8%
Naspers Ltd. (Class N Stock)	24,810	3,858,064

South Korea — 1.7%
Hyundai Mobis Co. Ltd.	9,860	1,871,898
Samsung Electronics Co. Ltd., GDR	10,510	5,995,955

		7,867,853

Switzerland — 14.6%
ABB Ltd.*	173,597	3,638,304
Cie Financiere Richemont SA	52,690	4,282,531
Credit Suisse Group AG*	227,649	6,280,265
Glencore PLC*	1,107,908	4,442,909
Holcim Ltd.*	43,434	3,204,802
Nestle SA	128,847	9,296,392
Novartis AG	110,052	10,824,766
Roche Holding AG	34,957	9,801,646
UBS Group AG*	411,929	8,739,682
Zurich Insurance Group AG*	21,140	6,435,643

		66,946,940

Taiwan — 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	169,904	3,858,520

United Kingdom — 21.9%
Aggreko PLC	78,428	1,771,466
ARM Holdings PLC	300,750	4,921,408
Barclays PLC	1,884,000	7,721,807
BG Group PLC	646,486	10,767,034
British American Tobacco PLC	105,607	5,686,110

SEE NOTES TO FINANCIAL STATEMENTS.

A64

AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
United Kingdom (continued)
Burberry Group PLC	190,866	$4,708,706
HSBC Holdings PLC	1,133,791	10,178,316
Imperial Tobacco Group PLC	97,800	4,710,236
Lloyds Banking Group PLC	3,133,900	4,206,292
Meggitt PLC	395,000	2,892,459
Prudential PLC	296,992	7,157,330
Rio Tinto Ltd.	67,463	2,790,730
Rio Tinto PLC	70,526	2,900,927
Standard Chartered PLC	413,708	6,625,247
Tullow Oil PLC	178,555	954,242
Unilever PLC	133,459	5,730,581
Vodafone Group PLC	2,670,245	9,740,713
WPP PLC	311,482	6,991,539

		100,455,143

TOTAL COMMON STOCKS (cost $375,815,517)		432,104,692

PREFERRED STOCKS — 2.4%
Germany
Henkel AG & Co. KGaA (PRFC)	34,615	3,884,367
Volkswagen AG (PRFC)	31,305	7,265,240

TOTAL PREFERRED STOCKS (cost $8,129,323)		11,149,607

TOTAL LONG-TERM INVESTMENTS (cost $383,944,840)		443,254,299

SHORT-TERM INVESTMENT	Shares	Value (Note 2)
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $12,850,047)(w)(Note 4)	12,850,047	$12,850,047

TOTAL INVESTMENTS — 99.4% (cost $396,794,887)		456,104,346
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%		2,644,005

NET ASSETS — 100.0%		$458,748,351

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A65

AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$432,436	$6,355,694	$—
Belgium	—	6,835,352	—
Canada	6	—	—
China	—	13,799,077	—
Denmark	—	3,647,533	—
France	—	55,729,214	—
Germany	—	30,826,734	—
Hong Kong	3,060,897	10,649,969	—
India	3,631,800	—	—
Indonesia	—	2,081,423	—
Israel	4,136,941	—	—
Japan	—	87,746,853	—
Macau	—	981,763	—
Netherlands	—	19,202,480	—
South Africa	—	3,858,064	—
South Korea	5,995,955	1,871,898	—
Switzerland	—	66,946,940	—
Taiwan	3,858,520	—	—
United Kingdom	—	100,455,143	—
Preferred Stocks
Germany	—	11,149,607	—
Affiliated Money Market Mutual Fund	12,850,047	—	—

Total	$33,966,602	$422,137,744	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Common Stocks	$7,080,936	L1 to L2	Official Close to Model Price

SEE NOTES TO FINANCIAL STATEMENTS.

A66

AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2015 were as follows:

Banks	12.8%
Pharmaceuticals	10.3
Insurance	6.2
Automobiles	5.6
Machinery	4.8
Tobacco	4.0
Oil, Gas & Consumable Fuels	3.8
Chemicals	3.8
Textiles, Apparel & Luxury Goods	3.7
Metals & Mining	3.7
Semiconductors & Semiconductor Equipment	3.6
Capital Markets	3.3
Affiliated Money Market Mutual Fund	2.8
Real Estate Management & Development	2.8
Wireless Telecommunication Services	2.7
Media	2.4
Electrical Equipment	2.2
Beverages	2.2

Construction Materials	2.0%
Food Products	2.0
Hotels, Restaurants & Leisure	1.9
Software	1.5
Auto Components	1.4
Technology Hardware, Storage & Peripherals	1.3
Personal Products	1.3
Industrial Conglomerates	1.2
Health Care Providers & Services	0.9
Health Care Equipment & Supplies	0.9
Road & Rail	0.9
Household Products	0.8
Energy Equipment & Services	0.8
Building Products	0.8
Aerospace & Defense	0.6
Commercial Services & Supplies	0.4

99.4
Other assets in excess of liabilities	0.6

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A67

AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2015

ASSETS:
Investments at value:
Unaffiliated investments (cost $383,944,840)	$443,254,299
Affiliated investments (cost $12,850,047)	12,850,047
Foreign currency, at value (cost $577,671)	580,039
Tax reclaim receivable	2,949,946
Dividends receivable	1,003,956
Receivable for fund share sold	204,971
Prepaid expenses	3,070

Total Assets	460,846,328

LIABILITIES:
Payable for investments purchased	1,352,357
Payable for fund share repurchased	496,442
Advisory fees payable	165,694
Accrued expenses and other liabilities	76,681
Distribution fee payable	6,453
Affiliated transfer agent fee payable	350

Total Liabilities	2,097,977

NET ASSETS	$458,748,351

Net assets were comprised of:
Paid-in capital	$371,234,347
Retained earnings	87,514,004

Net assets, June 30, 2015	$458,748,351

Net asset value and redemption price per share, $458,748,351 / 17,850,386 outstanding shares of beneficial interest	$25.70

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2015

INCOME
Unaffiliated dividend income (net of $741,984 foreign withholding tax)	$8,904,837
Affiliated dividend income	9,220
Affiliated income from securities lending, net	2,283

8,916,340

EXPENSES
Advisory fees	1,948,433
Distribution fee	226,237
Custodian and accounting fees	79,000
Audit fee	12,000
Trustees’ fees	7,000
Legal fees and expenses	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Insurance expenses	3,000
Shareholders’ reports	2,000
Miscellaneous	16,028

Total expenses	2,302,698

NET INVESTMENT INCOME	6,613,642

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	(7,784)
Foreign currency transactions	37,180

29,396

Net change in unrealized appreciation (depreciation) on:
Investments	23,652,806
Foreign currencies	(17,871)

23,634,935

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	23,664,331

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$30,277,973

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2015	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$6,613,642	$12,979,859
Net realized gain on investment and foreign currency transactions	29,396	5,981,825
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	23,634,935	(48,368,811)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	30,277,973	(29,407,127)

FUND SHARE TRANSACTIONS:
Fund share sold [993,429 and 1,960,982 shares, respectively]	25,626,215	49,161,291
Fund share repurchased [976,213 and 2,371,877 shares, respectively]	(24,845,989)	(59,272,669)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	780,226	(10,111,378)

TOTAL INCREASE (DECREASE) IN NET ASSETS	31,058,199	(39,518,505)
NET ASSETS:
Beginning of period	427,690,152	467,208,657

End of period	$458,748,351	$427,690,152

SEE NOTES TO FINANCIAL STATEMENTS.

A68

AST JENNISON LARGE-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

LONG-TERM INVESTMENTS — 99.1%
COMMON STOCKS	Shares	Value (Note 2)
Aerospace & Defense — 1.8%
Boeing Co. (The)	141,463	$19,623,747

Automobiles — 1.6%
Tesla Motors, Inc.*(a)	66,723	17,899,112

Beverages — 0.5%
Monster Beverage Corp.*	41,036	5,499,645

Biotechnology — 9.1%
Alexion Pharmaceuticals, Inc.*	87,202	15,763,506
Biogen Idec, Inc.*	69,569	28,101,702
Celgene Corp.*	130,629	15,118,347
Gilead Sciences, Inc.	137,920	16,147,674
Incyte Corp.*	35,905	3,741,660
Regeneron Pharmaceuticals, Inc.*	25,558	13,037,903
Vertex Pharmaceuticals, Inc.*	70,375	8,689,905

		100,600,697

Capital Markets — 1.1%
Morgan Stanley	314,441	12,197,166

Chemicals — 2.1%
Monsanto Co.	136,494	14,548,895
Sherwin-Williams Co. (The)	31,683	8,713,459

		23,262,354

Diversified Financial Services — 1.0%
McGraw Hill Financial, Inc.	115,204	11,572,242

Electronic Equipment, Instruments & Components
Fitbit, Inc. (Class A Stock)*(a)	7,701	294,409

Energy Equipment & Services — 1.0%
Schlumberger Ltd.	130,617	11,257,879

Food & Staples Retailing — 2.5%
Costco Wholesale Corp.	121,832	16,454,630
Kroger Co. (The)	159,233	11,545,985

		28,000,615

Health Care Equipment & Supplies — 1.8%
Abbott Laboratories	396,674	19,468,760

Hotels, Restaurants & Leisure — 4.6%
Chipotle Mexican Grill, Inc.*	18,556	11,226,194
Marriott International, Inc. (Class A Stock)(a)	219,480	16,327,117
Starbucks Corp.	431,466	23,133,050

		50,686,361

Internet & Catalog Retail — 9.4%
Amazon.com, Inc.*	89,309	38,768,144
JD.com, Inc. (China), ADR*	367,165	12,520,326
Netflix, Inc.*	40,858	26,841,255
Priceline Group, Inc. (The)*	15,743	18,126,018
TripAdvisor, Inc.*	65,273	5,687,889
Vipshop Holdings Ltd. (China)*(a)	91,532	2,036,587

		103,980,219

Internet Software & Services — 11.8%
Alibaba Group Holding Ltd. (China), ADR*(a)	146,619	12,062,345
Facebook, Inc. (Class A Stock)*	481,107	41,262,142
Google, Inc. (Class A Stock)*	29,348	15,849,094
Google, Inc. (Class C Stock)*	33,599	17,488,615
LendingClub Corp.*(a)	40,273	594,027
LinkedIn Corp. (Class A Stock)*	89,710	18,536,777

COMMON STOCKS (continued)	Shares	Value (Note 2)
Internet Software & Services (continued)
Tencent Holdings Ltd. (China)	962,004	$19,236,745
Twitter, Inc.*	174,211	6,309,922

		131,339,667

IT Services — 7.3%
FleetCor Technologies, Inc.*	90,281	14,089,253
MasterCard, Inc. (Class A Stock)	413,178	38,623,879
Visa, Inc. (Class A Stock)(a)	422,129	28,345,962

		81,059,094

Life Sciences Tools & Services — 1.8%
Illumina, Inc.*	93,637	20,446,575

Media — 3.4%
Time Warner, Inc.	130,736	11,427,634
Walt Disney Co. (The)	227,507	25,967,649

		37,395,283

Multiline Retail — 1.0%
Dollar General Corp.	147,835	11,492,693

Oil, Gas & Consumable Fuels — 2.1%
Concho Resources, Inc.*	112,027	12,755,394
EOG Resources, Inc.	118,449	10,370,210

		23,125,604

Pharmaceuticals — 7.9%
Allergan PLC*	83,599	25,368,953
Bristol-Myers Squibb Co.	375,377	24,977,586
Novo Nordisk A/S (Denmark), ADR	328,398	17,983,074
Shire PLC (Ireland), ADR	81,000	19,560,690

		87,890,303

Real Estate Investment Trusts (REITs) — 1.1%
American Tower Corp.	128,189	11,958,752

Road & Rail — 1.0%
Canadian Pacific Railway Ltd. (Canada)(a)	67,241	10,774,025

Semiconductors & Semiconductor Equipment — 1.9%
ARM Holdings PLC (United Kingdom), ADR(a)	236,210	11,638,067
NXP Semiconductor NV (Netherlands)*	99,933	9,813,421

		21,451,488

Software — 8.6%
Adobe Systems, Inc.*	243,605	19,734,441
FireEye, Inc.*(a)	147,585	7,218,382
Red Hat, Inc.*	219,204	16,644,160
salesforce.com, inc.*	299,158	20,830,372
Splunk, Inc.*	174,765	12,167,139
VMware, Inc. (Class A Stock)*	84,617	7,255,062
Workday, Inc. (Class A Stock)*(a)	153,292	11,709,976

		95,559,532

Specialty Retail — 4.9%
Inditex SA (Spain)	578,846	18,880,441
O’Reilly Automotive, Inc.*(a)	65,297	14,755,816
Tiffany & Co.	93,893	8,619,377
TJX Cos., Inc. (The)	173,815	11,501,339

		53,756,973

Technology Hardware, Storage & Peripherals — 5.8%
Apple, Inc.	511,443	64,147,738

SEE NOTES TO FINANCIAL STATEMENTS.

A69

AST JENNISON LARGE-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Textiles, Apparel & Luxury Goods — 4.0%
NIKE, Inc. (Class B Stock)	272,291	$29,412,874
Under Armour, Inc. (Class A Stock)*(a)	176,773	14,749,939

		44,162,813

TOTAL LONG-TERM INVESTMENTS (cost $729,623,805)		1,098,903,746

SHORT-TERM INVESTMENT — 9.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $99,044,440; includes $92,038,463 of cash collateral received for securities on loan)(b)(w)(Note 4)	99,044,440	99,044,440

Value (Note 2)
TOTAL INVESTMENTS — 108.1% (cost $828,668,245)	$1,197,948,186
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.1)%	(89,403,106)

NET ASSETS — 100.0%	$1,108,545,080

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $90,946,972; cash collateral of $92,038,463 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on last business day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Common Stocks
Aerospace & Defense	$19,623,747	$—	$—
Automobiles	17,899,112	—	—
Beverages	5,499,645	—	—
Biotechnology	100,600,697	—	—
Capital Markets	12,197,166	—	—
Chemicals	23,262,354	—	—
Diversified Financial Services	11,572,242	—	—
Electronic Equipment, Instruments & Components	294,409	—	—
Energy Equipment & Services	11,257,879	—	—
Food & Staples Retailing	28,000,615	—	—
Health Care Equipment & Supplies	19,468,760	—	—
Hotels, Restaurants & Leisure	50,686,361	—	—
Internet & Catalog Retail	103,980,219	—	—
Internet Software & Services	112,102,922	19,236,745	—
IT Services	81,059,094	—	—
Life Sciences Tools & Services	20,446,575	—	—
Media	37,395,283	—	—
Multiline Retail	11,492,693	—	—
Oil, Gas & Consumable Fuels	23,125,604	—	—
Pharmaceuticals	87,890,303	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A70

AST JENNISON LARGE-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

	Level 1	Level 2	Level 3
Real Estate Investment Trusts (REITs)	$11,958,752	$—	$—
Road & Rail	10,774,025	—	—
Semiconductors & Semiconductor Equipment	21,451,488	—	—
Software	95,559,532	—	—
Specialty Retail	34,876,532	18,880,441	—
Technology Hardware, Storage & Peripherals	64,147,738	—	—
Textiles, Apparel & Luxury Goods	44,162,813	—	—
Affiliated Money Market Mutual Fund	99,044,440	—	—

Total	$1,159,831,000	$38,117,186	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2015 were as follows:

Internet Software & Services	11.8%
Internet & Catalog Retail	9.4
Biotechnology	9.1
Affiliated Money Market Mutual Fund (including 8.3% of collateral for securities on loan)	9.0
Software	8.6
Pharmaceuticals	7.9
IT Services	7.3
Technology Hardware, Storage & Peripherals	5.8
Specialty Retail	4.9
Hotels, Restaurants & Leisure	4.6
Textiles, Apparel & Luxury Goods	4.0
Media	3.4
Food & Staples Retailing	2.5
Chemicals	2.1
Oil, Gas & Consumable Fuels	2.1
Semiconductors & Semiconductor Equipment	1.9

Life Sciences Tools & Services	1.8%
Aerospace & Defense	1.8
Health Care Equipment & Supplies	1.8
Automobiles	1.6
Capital Markets	1.1
Real Estate Investment Trusts (REITs)	1.1
Diversified Financial Services	1.0
Multiline Retail	1.0
Energy Equipment & Services	1.0
Road & Rail	1.0
Beverages	0.5

108.1
Liabilities in excess of other assets	(8.1)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A71

AST JENNISON LARGE-CAP GROWTH PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2015

ASSETS:
Investments at value, including securities on loan of $90,946,972:
Unaffiliated investments (cost $729,623,805)	$1,098,903,746
Affiliated investments (cost $99,044,440)	99,044,440
Receivable for investments sold	4,212,819
Dividends receivable	367,437
Tax reclaim receivable	267,972
Receivable for fund share sold	44,914
Prepaid expenses	741

Total Assets	1,202,842,069

LIABILITIES:
Payable to broker for collateral for securities on loan	92,038,463
Payable for investments purchased	934,831
Advisory fees payable	801,429
Payable for fund share repurchased	461,005
Accrued expenses and other liabilities	45,499
Distribution fee payable	15,412
Affiliated transfer agent fee payable	350

Total Liabilities	94,296,989

NET ASSETS	$1,108,545,080

Net assets were comprised of:
Paid-in capital	$373,663,423
Retained earnings	734,881,657

Net assets, June 30, 2015	$1,108,545,080

Net asset value and redemption price per share, $1,108,545,080 / 48,887,965 outstanding shares of beneficial interest	$22.68

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2015

INCOME
Unaffiliated dividend income (net of $154,908 foreign withholding tax)	$3,666,359
Affiliated income from securities lending, net	67,127
Affiliated dividend income	14,362

3,747,848

EXPENSES
Advisory fees	4,282,484
Distribution fee	489,082
Custodian and accounting fees	45,000
Audit fee	10,000
Trustees’ fees	8,000
Insurance expenses	5,000
Legal fees and expenses	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Shareholders’ reports	2,000
Loan interest expense	10
Miscellaneous	8,175

Total expenses	4,858,751

NET INVESTMENT LOSS	(1,110,903)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	11,697,671
Foreign currency transactions	(3,178)

11,694,493

Net change in unrealized appreciation (depreciation) on:
Investments	52,075,640
Foreign currencies	(12,475)

52,063,165

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	63,757,658

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$62,646,755

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2015	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment loss	$(1,110,903)	$(1,826,207)
Net realized gain on investment and foreign currency transactions	11,694,493	107,085,179
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	52,063,165	(45,613,175)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	62,646,755	59,645,797

FUND SHARE TRANSACTIONS:
Fund share sold [18,111,787 and 4,827,442 shares, respectively]	404,157,898	94,831,720
Fund share repurchased [3,138,769 and 13,484,603 shares, respectively]	(69,563,207)	(258,438,282)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	334,594,691	(163,606,562)

TOTAL INCREASE (DECREASE) IN NET ASSETS	397,241,446	(103,960,765)
NET ASSETS:
Beginning of period	711,303,634	815,264,399

End of period	$1,108,545,080	$711,303,634

SEE NOTES TO FINANCIAL STATEMENTS.

A72

AST LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

LONG-TERM INVESTMENTS — 99.1%
COMMON STOCKS	Shares	Value (Note 2)
Aerospace & Defense — 1.8%
Boeing Co. (The)	157,500	$21,848,400
Embraer SA (Brazil), ADR	199,500	6,042,855

		27,891,255

Auto Components — 2.3%
Johnson Controls, Inc.	707,900	35,062,287

Automobiles — 4.2%
General Motors Co.	928,100	30,933,573
Harley-Davidson, Inc.	143,400	8,080,590
Honda Motor Co. Ltd. (Japan), ADR	768,700	24,905,880

		63,920,043

Banks — 16.0%
Bank of America Corp.	3,864,354	65,771,305
Citigroup, Inc.	1,269,060	70,102,874
Citizens Financial Group, Inc.	830,800	22,689,148
JPMorgan Chase & Co.	942,000	63,829,920
Wells Fargo & Co.	358,383	20,155,460

		242,548,707

Building Products — 0.8%
Owens Corning	282,900	11,669,625

Capital Markets — 2.5%
Bank of New York Mellon Corp. (The)	187,200	7,856,784
Goldman Sachs Group, Inc. (The)	74,000	15,450,460
State Street Corp.	197,200	15,184,400

		38,491,644

Communications Equipment — 1.4%
Telefonaktiebolaget LM Ericsson (Sweden), ADR(a)	2,097,400	21,896,856

Consumer Finance — 2.1%
Capital One Financial Corp.	353,500	31,097,395

Electric Utilities — 2.0%
PPL Corp.	519,200	15,300,824
Southern Co. (The)	366,500	15,356,350

		30,657,174

Electronic Equipment, Instruments & Components — 2.9%
Corning, Inc.	2,230,000	43,997,900

Food & Staples Retailing — 1.4%
Wal-Mart Stores, Inc.	288,500	20,463,305

Food Products — 0.7%
Kellogg Co.	177,200	11,110,440

Health Care Equipment & Supplies — 3.0%
Medtronic PLC	406,000	30,084,600
Zimmer Holdings, Inc.	133,700	14,604,051

		44,688,651

Health Care Providers & Services — 3.2%
Anthem, Inc.	120,200	19,729,628
Humana, Inc.	72,500	13,867,800
UnitedHealth Group, Inc.	126,400	15,420,800

		49,018,228

Hotels, Restaurants & Leisure — 0.5%
McDonald’s Corp.	80,600	7,662,642

COMMON STOCKS (continued)	Shares	Value (Note 2)
Independent Power & Renewable Electricity Producers — 2.7%
Calpine Corp.*	1,414,200	$25,441,458
NRG Energy, Inc.	644,500	14,746,160

		40,187,618

Industrial Conglomerates — 0.5%
Koninklijke Philips NV (Netherlands)	282,560	7,193,977

Insurance — 9.0%
American International Group, Inc.	1,244,100	76,910,262
Chubb Corp. (The)	318,200	30,273,548
Unum Group	813,750	29,091,563

		136,275,373

IT Services — 1.4%
International Business Machines Corp.	127,200	20,690,352

Machinery — 7.2%
CNH Industrial NV (United Kingdom)(a)	2,348,300	21,792,224
Cummins, Inc.	288,400	37,835,196
PACCAR, Inc.(a)	250,400	15,978,024
Parker Hannifin Corp.	192,100	22,346,993
Stanley Black & Decker, Inc.	110,500	11,629,020

		109,581,457

Media — 3.0%
Comcast Corp. (Special Class A Stock)	537,500	32,217,750
Interpublic Group of Cos., Inc. (The)	708,800	13,658,576

		45,876,326

Multiline Retail — 1.5%
Target Corp.	276,100	22,538,043

Multi-Utilities — 0.9%
Public Service Enterprise Group, Inc.	362,600	14,242,928

Oil, Gas & Consumable Fuels — 8.5%
Marathon Oil Corp.	1,880,100	49,897,854
Murphy Oil Corp.(a)	1,019,700	42,388,929
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	655,566	37,373,818

		129,660,601

Pharmaceuticals — 6.4%
Eli Lilly & Co.	278,600	23,260,314
GlaxoSmithKline PLC (United Kingdom), ADR	841,100	35,031,815
Sanofi (France), ADR(a)	777,900	38,529,387

		96,821,516

Professional Services — 0.4%
ManpowerGroup, Inc.	74,400	6,649,872

Software — 5.9%
Microsoft Corp.	1,024,950	45,251,543
Oracle Corp.	1,112,000	44,813,600

		90,065,143

Specialty Retail — 1.7%
Bed Bath & Beyond, Inc.*(a)	382,900	26,412,442

Technology Hardware, Storage & Peripherals — 1.7%
Hewlett-Packard Co.	835,700	25,079,357

Tobacco — 0.4%
Philip Morris International, Inc.	80,900	6,485,753

SEE NOTES TO FINANCIAL STATEMENTS.

A73

AST LARGE-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Wireless Telecommunication Services — 3.1%
Vodafone Group PLC (United Kingdom), ADR	1,275,145	$46,479,035

TOTAL LONG-TERM INVESTMENTS (cost $1,328,446,180)		1,504,415,945

SHORT-TERM INVESTMENT — 4.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $70,974,970; includes $59,609,260 of cash collateral for securities on loan)(b)(w)(Note 4)	70,974,970	70,974,970

Value (Note 2)
TOTAL INVESTMENTS — 103.8% (cost $1,399,421,150)	$1,575,390,915
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.8)%	(57,972,218)

NET ASSETS — 100.0%	$1,517,418,697

See	the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $58,174,611; cash collateral of $59,609,260 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A74

AST LARGE-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$27,891,255	$—	$—
Auto Components	35,062,287	—	—
Automobiles	63,920,043	—	—
Banks	242,548,707	—	—
Building Products	11,669,625	—	—
Capital Markets	38,491,644	—	—
Communications Equipment	21,896,856	—	—
Consumer Finance	31,097,395	—	—
Electric Utilities	30,657,174	—	—
Electronic Equipment, Instruments & Components	43,997,900	—	—
Food & Staples Retailing	20,463,305	—	—
Food Products	11,110,440	—	—
Health Care Equipment & Supplies	44,688,651	—	—
Health Care Providers & Services	49,018,228	—	—
Hotels, Restaurants & Leisure	7,662,642	—	—
Independent Power & Renewable Electricity Producers	40,187,618	—	—
Industrial Conglomerates	7,193,977	—	—
Insurance	136,275,373	—	—
IT Services	20,690,352	—	—
Machinery	109,581,457	—	—
Media	45,876,326	—	—
Multiline Retail	22,538,043	—	—
Multi-Utilities	14,242,928	—	—
Oil, Gas & Consumable Fuels	129,660,601	—	—
Pharmaceuticals	96,821,516	—	—
Professional Services	6,649,872	—	—
Software	90,065,143	—	—
Specialty Retail	26,412,442	—	—
Technology Hardware, Storage & Peripherals	25,079,357	—	—
Tobacco	6,485,753	—	—
Wireless Telecommunication Services	46,479,035	—	—
Affiliated Money Market Mutual Fund	70,974,970	—	—

Total	$1,575,390,915	$—	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A75

AST LARGE-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2015 were as follows:

Banks	16.0%
Insurance	9.0
Oil, Gas & Consumable Fuels	8.5
Machinery	7.2
Pharmaceuticals	6.4
Software	5.9
Affiliated Money Market Mutual Fund (3.9% represents investments purchased with collateral from securities on loan)	4.7
Automobiles	4.2
Health Care Providers & Services	3.2
Wireless Telecommunication Services	3.1
Media	3.0
Health Care Equipment & Supplies	3.0
Electronic Equipment, Instruments & Components	2.9
Independent Power & Renewable Electricity Producers	2.7
Capital Markets	2.5
Auto Components	2.3
Consumer Finance	2.1
Electric Utilities	2.0

Aerospace & Defense	1.8%
Specialty Retail	1.7
Technology Hardware, Storage & Peripherals	1.7
Multiline Retail	1.5
Communications Equipment	1.4
IT Services	1.4
Food & Staples Retailing	1.4
Multi-Utilities	0.9
Building Products	0.8
Food Products	0.7
Hotels, Restaurants & Leisure	0.5
Industrial Conglomerates	0.5
Professional Services	0.4
Tobacco	0.4

103.8
Liabilities in excess of other assets	(3.8)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A76

AST LARGE-CAP VALUE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2015

ASSETS:
Investments at value, including securities on loan of $58,174,611:
Unaffiliated investments (cost $1,328,446,180)	$1,504,415,945
Affiliated investments (cost $70,974,970)	70,974,970
Receivable for investments sold	6,475,193
Dividends receivable	3,168,131
Tax reclaim receivable	1,650,755
Receivable for fund share sold	29,745
Prepaid expenses	1,601

Total Assets	1,586,716,340

LIABILITIES:
Payable to broker for collateral for securities on loan	59,609,260
Payable for fund share repurchased	6,902,625
Payable for investments purchased	2,199,859
Advisory fees payable	476,870
Accrued expenses and other liabilities	86,855
Distribution fee payable	21,302
Deferred trustees’ fees	522
Affiliated transfer agent fee payable	350

Total Liabilities	69,297,643

NET ASSETS	$1,517,418,697

Net assets were comprised of:
Paid-in capital	$1,123,306,426
Retained earnings	394,112,271

Net assets, June 30, 2015	$1,517,418,697

Net asset value and redemption price per share, $1,517,418,697 / 66,469,261 outstanding shares of beneficial interest	$22.83

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2015

INCOME
Unaffiliated dividend income (net of $502,096 foreign withholding tax)	$18,155,177
Affiliated income from securities lending, net	64,760
Affiliated dividend income	24,067

18,244,004

EXPENSES
Advisory fees	5,308,875
Distribution fee	736,903
Custodian and accounting fees	92,000
Audit fee	13,000
Trustees’ fees	11,000
Insurance expenses	9,000
Legal fees and expenses	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Shareholders’ reports	2,000
Miscellaneous	10,332

Total expenses	6,192,110

NET INVESTMENT INCOME	12,051,894

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	91,969,256
Foreign currency transactions	(760)

91,968,496

Net change in unrealized appreciation (depreciation) on:
Investments	(87,673,986)
Foreign currencies	29,366

(87,644,620)

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	4,323,876

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$16,375,770

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2015	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$12,051,894	$39,594,849
Net realized gain on investment and foreign currency transactions	91,968,496	170,023,320
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(87,644,620)	(36,646,814)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	16,375,770	172,971,355

FUND SHARE TRANSACTIONS:
Fund share sold [9,099,324 and 5,074,716 shares, respectively]	206,279,672	106,740,894
Fund share repurchased [4,726,637 and 8,929,903 shares, respectively]	(107,990,035)	(186,667,242)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	98,289,637	(79,926,348)

TOTAL INCREASE IN NET ASSETS	114,665,407	93,045,007
NET ASSETS:
Beginning of period	1,402,753,290	1,309,708,283

End of period	$1,517,418,697	$1,402,753,290

SEE NOTES TO FINANCIAL STATEMENTS.

A77

AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

LONG-TERM INVESTMENTS — 99.3%
COMMON STOCKS	Shares	Value (Note 2)
Air Freight & Logistics — 5.9%
Expeditors International of Washington, Inc.	1,680,522	$77,480,467
United Parcel Service, Inc. (Class B Stock)	717,371	69,520,424

		147,000,891

Beverages — 10.3%
Coca-Cola Co. (The)	1,904,039	74,695,450
Monster Beverage Corp.*	835,336	111,951,731
SABMiller PLC (United Kingdom), ADR	1,397,453	72,988,970

		259,636,151

Biotechnology — 2.4%
Amgen, Inc.	385,670	59,208,058

Capital Markets — 4.1%
Greenhill & Co., Inc.	390,412	16,135,728
SEI Investments Co.	1,790,941	87,809,837

		103,945,565

Communications Equipment — 8.8%
Cisco Systems, Inc.	4,814,849	132,215,754
QUALCOMM, Inc.	1,433,890	89,804,531

		222,020,285

Consumer Finance — 1.2%
American Express Co.	399,874	31,078,207

Energy Equipment & Services — 2.8%
Schlumberger Ltd.	806,938	69,549,986

Food Products — 3.8%
Danone SA (France), ADR	7,454,093	96,530,504

Health Care Equipment & Supplies — 4.2%
Varian Medical Systems, Inc.*(a)	760,596	64,141,061
Zimmer Biomet Holdings, Inc.	378,643	41,359,175

		105,500,236

Hotels, Restaurants & Leisure — 2.5%
Yum! Brands, Inc.	683,330	61,554,366

Household Products — 2.9%
Procter & Gamble Co. (The)	938,252	73,408,836

Internet & Catalog Retail — 6.2%
Amazon.com, Inc.*	359,885	156,222,480

Internet Software & Services — 13.5%
Alibaba Group Holding Ltd. (China), ADR*	988,624	81,334,096
Facebook, Inc. (Class A Stock)*	1,668,602	143,107,651
Google, Inc. (Class A Stock)*	108,929	58,826,017
Google, Inc. (Class C Stock)*	109,226	56,853,225

		340,120,989

IT Services — 5.8%
Automatic Data Processing, Inc.	279,747	22,444,102
Visa, Inc. (Class A Stock)	1,819,985	122,211,993

		144,656,095

Pharmaceuticals — 8.6%
Merck & Co., Inc.	660,821	37,620,540
Novartis AG (Switzerland), ADR	819,638	80,603,201
Novo Nordisk A/S (Denmark), ADR(a)	1,797,619	98,437,616

		216,661,357

COMMON STOCKS (continued)	Shares	Value (Note 2)
Semiconductors & Semiconductor Equipment — 3.2%
Altera Corp.	157,895	$8,084,224
Analog Devices, Inc.	188,820	12,119,412
ARM Holdings PLC (United Kingdom), ADR(a)	1,230,872	60,645,063

		80,848,699

Software — 11.6%
Autodesk, Inc.*	1,198,539	60,016,840
FactSet Research Systems, Inc.	368,045	59,810,993
Microsoft Corp.	1,279,048	56,469,969
Oracle Corp.	2,892,175	116,554,653

		292,852,455

Specialty Retail — 1.5%
Lowe’s Cos., Inc.	543,933	36,427,193

TOTAL COMMON STOCKS (cost $2,081,480,480)		2,497,222,353

SHORT-TERM INVESTMENT — 2.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $65,528,155; includes $60,167,035 of cash collateral for securities on loan)(b)(w)(Note 4)	65,528,155	65,528,155

TOTAL INVESTMENTS — 101.9% (cost $2,147,008,635)		2,562,750,508
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.9)%		(47,725,823)

NET ASSETS — 100.0%		$2,515,024,685

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $59,031,968; cash collateral of $60,167,035 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A78

AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Air Freight & Logistics	$147,000,891	$—	$—
Beverages	259,636,151	—	—
Biotechnology	59,208,058	—	—
Capital Markets	103,945,565	—	—
Communications Equipment	222,020,285	—	—
Consumer Finance	31,078,207	—	—
Energy Equipment & Services	69,549,986	—	—
Food Products	96,530,504	—	—
Health Care Equipment & Supplies	105,500,236	—	—
Hotels, Restaurants & Leisure	61,554,366	—	—
Household Products	73,408,836	—	—
Internet & Catalog Retail	156,222,480	—	—
Internet Software & Services	340,120,989	—	—
IT Services	144,656,095	—	—
Pharmaceuticals	216,661,357	—	—
Semiconductors & Semiconductor Equipment	80,848,699	—	—
Software	292,852,455	—	—
Specialty Retail	36,427,193	—	—
Affiliated Money Market Mutual Fund	65,528,155	—	—

Total	$2,562,750,508	$—	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2015 were as follows:

Internet Software & Services	13.5%
Software	11.6
Beverages	10.3
Communications Equipment	8.8
Pharmaceuticals	8.6
Internet & Catalog Retail	6.2
Air Freight & Logistics	5.9
IT Services	5.8
Health Care Equipment & Supplies	4.2
Capital Markets	4.1
Food Products	3.8
Semiconductors & Semiconductor Equipment	3.2

Household Products	2.9%
Energy Equipment & Services	2.8
Affiliated Money Market Mutual Fund (2.4% represents investments purchased with collateral from securities on loan)	2.6
Hotels, Restaurants & Leisure	2.5
Biotechnology	2.4
Specialty Retail	1.5
Consumer Finance	1.2

101.9
Liabilities in excess of other assets	(1.9)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A79

AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2015

ASSETS:
Investments at value, including securities on loan of $59,031,968:
Unaffiliated investments (cost $2,081,480,480)	$2,497,222,353
Affiliated investments (cost $65,528,155)	65,528,155
Receivable for investments sold	12,077,453
Dividends receivable	1,676,140
Tax reclaim receivable	1,596,726
Receivable for fund share sold	239,008
Prepaid expenses	23,566

Total Assets	2,578,363,401

LIABILITIES:
Payable to broker for collateral for securities on loan	60,167,035
Payable for fund share repurchased	2,289,542
Advisory fees payable	731,325
Accrued expenses and other liabilities	114,676
Distribution fee payable	35,277
Deferred trustees’ fees	511
Affiliated transfer agent fee payable	350

Total Liabilities	63,338,716

NET ASSETS	$2,515,024,685

Net assets were comprised of:
Paid-in capital	$782,646,740
Retained earnings	1,732,377,945

Net assets, June 30, 2015	$2,515,024,685

Net asset value and redemption price per share, $2,515,024,685 / 75,883,812 outstanding shares of beneficial interest	$33.14

STATEMENT OF OPERATIONS
(Unaudited)

Six Months Ended June 30, 2015

INCOME
Unaffiliated dividend income (net of $591,830 foreign withholding tax)	$21,380,755
Affiliated income from securities lending, net	96,805
Affiliated dividend income	20,587

21,498,147

EXPENSES
Advisory fees	11,749,157
Distribution fee	1,357,243
Custodian and accounting fees	157,000
Insurance expenses	20,000
Trustees’ fees	17,000
Audit fee	12,000
Legal fees and expenses	7,000
Shareholders’ reports	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Miscellaneous	12,310

Total expenses	13,339,710
Less: advisory fee waivers and/or expense reimbursement	(814,346)

Net expenses	12,525,364

NET INVESTMENT INCOME	8,972,783

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain on investment transactions	167,931,759

Net change in unrealized appreciation (depreciation) on:
Investments	(91,778,094)
Foreign currencies	7,597

(91,770,497)

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	76,161,262

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$85,134,045

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)

	Six Months Ended June 30, 2015	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$8,972,783	$14,607,906
Net realized gain on investment transactions	167,931,759	165,711,757
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(91,770,497)	120,380,982

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	85,134,045	300,700,645

FUND SHARE TRANSACTIONS:
Fund share sold [748,008 and 14,020,733 shares, respectively]	24,611,520	413,391,680
Net asset value of shares issued in merger [0 and 17,243,698 shares, respectively] (Note 9)	—	493,120,872
Fund share repurchased [16,522,856 and 13,517,196 shares, respectively]	(552,168,949)	(406,651,077)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(527,557,429)	499,861,475

TOTAL INCREASE (DECREASE) IN NET ASSETS	(442,423,384)	800,562,120
NET ASSETS:
Beginning of period	2,957,448,069	2,156,885,949

End of period	$2,515,024,685	$2,957,448,069

SEE NOTES TO FINANCIAL STATEMENTS.

A80

AST MFS GLOBAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

LONG-TERM INVESTMENTS — 98.9%
COMMON STOCKS — 98.5%	Shares	Value (Note 2)
Austria — 0.4%
Erste Group Bank AG*	96,710	$2,755,414

Brazil — 0.5%
AMBEV SA	608,475	3,730,190

Canada — 1.6%
Canadian National Railway Co.	192,893	11,139,571

Czech Republic — 0.2%
Komercni Banka A/S	5,825	1,291,275

Denmark — 0.8%
Carlsberg A/S (Class B Stock)	61,092	5,535,283

France — 7.8%
Air Liquide SA	29,008	3,680,848
Danone SA	165,247	10,703,804
Dassault Systemes SA	13,677	992,873
Hermes International	3,400	1,269,493
Legrand SA	130,500	7,344,802
LVMH Moet Hennessy Louis Vuitton SE	69,714	12,256,471
Pernod Ricard SA	80,125	9,262,667
Schneider Electric SE	116,641	8,076,125

		53,587,083

Germany — 6.6%
Bayer AG	108,852	15,243,678
Brenntag AG	51,677	2,965,306
Deutsche Boerse AG	42,490	3,519,354
Linde AG	67,513	12,794,654
Merck KGaA	58,137	5,795,704
MTU Aero Engines AG	48,155	4,532,167

		44,850,863

Hong Kong — 0.2%
Sands China Ltd.	342,000	1,149,394

Israel — 0.5%
Check Point Software Technologies Ltd.*(a)	40,064	3,187,091

Japan — 1.4%
Hoya Corp.	143,500	5,747,137
INPEX Corp.	224,100	2,543,748
Lawson, Inc.	21,100	1,443,899

		9,734,784

Mexico — 0.4%
Grupo Financiero Banorte SAB de CV (Class O Stock)	447,011	2,457,814

Netherlands — 2.4%
Akzo Nobel NV	114,208	8,338,236
Heineken NV	104,829	7,969,892

		16,308,128

Peru — 0.2%
Credicorp Ltd.	10,041	1,394,896

Russia — 0.1%
Sberbank of Russia, ADR	151,988	807,056

South Korea — 0.6%
Samsung Electronics Co. Ltd.	3,527	4,001,686

Sweden — 1.4%
Svenska Cellulosa AB SCA (Class B Stock)	371,713	9,451,989

COMMON STOCKS (continued)	Shares	Value (Note 2)
Switzerland — 8.3%
Adecco SA*	81,555	$6,618,800
Cie Financiere Richemont SA	83,737	6,805,965
Julius Baer Group Ltd.*	84,912	4,764,749
Nestle SA	234,626	16,928,414
Roche Holding AG	20,045	5,620,448
Sonova Holding AG	26,675	3,607,120
Swiss Re AG	28,275	2,502,981
UBS Group AG*	481,721	10,220,423

		57,068,900

Thailand — 0.2%
Kasikornbank PCL	306,000	1,706,824

United Kingdom — 10.8%
Burberry Group PLC	162,988	4,020,950
Compass Group PLC	488,474	8,078,894
Delphi Automotive PLC	60,973	5,188,193
Diageo PLC	478,441	13,855,463
Reckitt Benckiser Group PLC	200,569	17,295,824
Sky PLC	401,626	6,541,499
Standard Chartered PLC	326,213	5,224,075
Whitbread PLC	13,043	1,013,295
William Hill PLC	361,203	2,287,997
WPP PLC	445,910	10,008,915

		73,515,105

United States — 54.1%
3M Co.	70,779	10,921,200
Accenture PLC (Class A Stock)	172,767	16,720,390
American Express Co.	132,896	10,328,677
Amphenol Corp. (Class A Stock)	86,896	5,037,361
AutoZone, Inc.*(a)	11,613	7,744,710
Bank of New York Mellon Corp. (The)	272,882	11,452,858
Cisco Systems, Inc.	163,331	4,485,069
Colgate-Palmolive Co.	137,482	8,992,698
DENTSPLY International, Inc.	104,470	5,385,429
eBay, Inc.*	89,347	5,382,263
Franklin Resources, Inc.	168,562	8,264,595
Goldman Sachs Group, Inc. (The)	42,794	8,934,959
Harley-Davidson, Inc.	19,529	1,100,459
Honeywell International, Inc.	169,198	17,253,120
International Flavors & Fragrances, Inc.	45,553	4,978,487
Johnson & Johnson	45,544	4,438,718
Kellogg Co.	143,101	8,972,433
McDonald’s Corp.	74,256	7,059,518
Medtronic PLC	141,700	10,499,970
Microchip Technology, Inc.(a)	113,466	5,381,125
Monsanto Co.	2,911	310,283
National Oilwell Varco, Inc.	65,160	3,145,925
NOW, Inc.*	37,609	748,795
Omnicom Group, Inc.(a)	87,278	6,064,948
Oracle Corp.	304,562	12,273,849
Praxair, Inc.	54,132	6,471,481
Rockwell Automation, Inc.	14,466	1,803,042
Sally Beauty Holdings, Inc.*	164,458	5,193,584
Schlumberger Ltd.	81,098	6,989,837
St. Jude Medical, Inc.	133,363	9,744,834
State Street Corp.	201,907	15,546,839
Stryker Corp.	100,074	9,564,072
Thermo Fisher Scientific, Inc.	129,682	16,827,536
Time Warner Cable, Inc.	39,997	7,126,265

SEE NOTES TO FINANCIAL STATEMENTS.

A81

AST MFS GLOBAL EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
Time Warner, Inc.	217,564	$19,017,269
Union Pacific Corp.	27,503	2,622,961
United Parcel Service, Inc. (Class B Stock)	102,172	9,901,489
United Technologies Corp.	119,586	13,265,675
Urban Outfitters, Inc.*	124,804	4,368,140
Viacom, Inc. (Class B Stock)	29,119	1,882,252
Visa, Inc. (Class A Stock)	220,227	14,788,243
W.W. Grainger, Inc.(a)	20,059	4,746,962
Walt Disney Co. (The)	183,011	20,888,876
Waters Corp.*	51,988	6,674,219
Wynn Resorts Ltd.	13,917	1,373,190
Zimmer Biomet Holdings, Inc.	47,781	5,219,119

		369,893,724

TOTAL COMMON STOCKS (cost $536,966,128)		673,567,070

PREFERRED STOCK — 0.4%
Brazil
Itau Unibanco Holding SA, ADR (PRFC) (cost $3,222,030)	235,537	2,579,130

TOTAL LONG-TERM INVESTMENTS (cost $540,188,158)		676,146,200

SHORT-TERM INVESTMENT — 4.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $30,106,189; includes $24,710,112 of cash collateral for securities on loan)(b)(w)(Note 4)	30,106,189	30,106,189

Value (Note 2)
TOTAL INVESTMENTS — 103.3% (cost $570,294,347)	$706,252,389
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.3)%	(22,809,707)

NET ASSETS — 100.0%	$683,442,682

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $24,317,782; cash collateral of $24,710,112 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A82

AST MFS GLOBAL EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Austria	$—	$2,755,414	$—
Brazil	3,730,190	—	—
Canada	11,139,571	—	—
Czech Republic	1,291,275	—	—
Denmark	—	5,535,283	—
France	—	53,587,083	—
Germany	—	44,850,863	—
Hong Kong	—	1,149,394	—
Israel	3,187,091	—	—
Japan	—	9,734,784	—
Mexico	2,457,814	—	—
Netherlands	—	16,308,128	—
Peru	1,394,896	—	—
Russia	807,056	—	—
South Korea	—	4,001,686	—
Sweden	—	9,451,989	—
Switzerland	—	57,068,900	—
Thailand	—	1,706,824	—
United Kingdom	5,188,193	68,326,912	—
United States	369,893,724	—	—
Preferred Stock
Brazil	2,579,130	—	—
Affiliated Money Market Mutual Fund	30,106,189	—	—

Total	$431,775,129	$274,477,260	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2015 were as follows:

Media	10.5%
Capital Markets	8.7
Health Care Equipment & Supplies	6.4
Beverages	5.9
Food Products	5.3
Chemicals	5.3
Household Products	5.2
Aerospace & Defense	5.1
Specialty Retail	4.7
Pharmaceuticals	4.5
Affiliated Money Market Mutual Fund (3.6% represents investments purchased with collateral from securities on loan)	4.4
Textiles, Apparel & Luxury Goods	3.6
Life Sciences Tools & Services	3.4
Hotels, Restaurants & Leisure	3.1
Banks	2.7
Electrical Equipment	2.5
IT Services	2.4
Software	2.4

Road & Rail	2.0%
Industrial Conglomerates	1.6
Electronic Equipment, Instruments & Components	1.6
Consumer Finance	1.5
Energy Equipment & Services	1.5
Air Freight & Logistics	1.4
Trading Companies & Distributors	1.2
Professional Services	1.0
Internet Software & Services	0.8
Semiconductors & Semiconductor Equipment	0.8
Auto Components	0.8
Communications Equipment	0.7
Technology Hardware, Storage & Peripherals	0.6
Diversified Financial Services	0.5
Oil, Gas & Consumable Fuels	0.4
Insurance	0.4
Food & Staples Retailing	0.2
Automobiles	0.2

103.3
Liabilities in excess of other assets	(3.3)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A83

AST MFS GLOBAL EQUITY PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2015

ASSETS:
Investments at value, including securities on loan of $24,317,782:
Unaffiliated investments (cost $540,188,158)	$676,146,200
Affiliated investments (cost $30,106,189)	30,106,189
Tax reclaim receivable	1,760,903
Receivable for investments sold	1,270,538
Dividends receivable	687,927
Receivable for fund share sold	344,837
Prepaid expenses	1,764

Total Assets	710,318,358

LIABILITIES:
Payable to broker for collateral for securities on loan	24,710,112
Payable for investments purchased	1,547,280
Advisory fees payable	298,241
Payable for fund share repurchased	198,614
Accrued expenses and other liabilities	74,180
Payable to custodian	37,322
Distribution fee payable	9,577
Affiliated transfer agent fee payable	350

Total Liabilities	26,875,676

NET ASSETS	$683,442,682

Net assets were comprised of:
Paid-in capital	$479,776,990
Retained earnings	203,665,692

Net assets, June 30, 2015	$683,442,682

Net asset value and redemption price per share, $683,442,682 / 42,345,749 outstanding shares of beneficial interest	$16.14

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2015

INCOME
Unaffiliated dividend income (net of $501,945 foreign withholding tax)	$7,934,378
Affiliated income from securities lending, net	39,653
Affiliated dividend income	6,768

7,980,799

EXPENSES
Advisory fees	3,331,354
Distribution fee	339,349
Custodian and accounting fees	88,000
Audit fee	13,000
Trustees’ fees	8,000
Legal fees and expenses	5,000
Insurance expenses	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Shareholders’ reports	2,000
Loan interest expense	11
Miscellaneous	10,205

Total expenses	3,804,919

NET INVESTMENT INCOME	4,175,880

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	13,727,701
Foreign currency transactions	(15,208)

13,712,493

Net change in unrealized appreciation (depreciation) on:
Investments	177,137
Foreign currencies	(2,106)

175,031

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	13,887,524

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$18,063,404

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2015	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$4,175,880	$5,995,030
Net realized gain on investment and foreign currency transactions	13,712,493	19,207,877
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	175,031	(3,877,658)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	18,063,404	21,325,249

FUND SHARE TRANSACTIONS:
Fund share sold [3,007,213 and 5,940,543 shares, respectively]	48,533,596	90,956,048
Fund share repurchased [1,671,890 and 4,152,907 shares, respectively]	(27,069,658)	(62,571,881)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	21,463,938	28,384,167

TOTAL INCREASE IN NET ASSETS	39,527,342	49,709,416
NET ASSETS:
Beginning of period	643,915,340	594,205,924

End of period	$683,442,682	$643,915,340

SEE NOTES TO FINANCIAL STATEMENTS.

A84

AST MFS GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

LONG-TERM INVESTMENTS — 98.2%
COMMON STOCKS	Shares	Value (Note 2)
Aerospace & Defense — 0.9%
Honeywell International, Inc.	84,909	$8,658,171
Rockwell Collins, Inc.	32,018	2,956,862

		11,615,033

Air Freight & Logistics — 0.5%
FedEx Corp.	37,838	6,447,595

Airlines — 0.2%
Spirit Airlines, Inc.*	47,930	2,976,453

Beverages — 1.4%
Constellation Brands, Inc. (Class A Stock)	105,374	12,225,492
Pernod Ricard SA (France)	48,323	5,586,269

		17,811,761

Biotechnology — 7.1%
Alexion Pharmaceuticals, Inc.*	87,151	15,754,286
Biogen, Inc.*	60,167	24,303,858
Celgene Corp.*	112,896	13,066,019
Gilead Sciences, Inc.	56,477	6,612,327
Isis Pharmaceuticals, Inc.*(a)	27,719	1,595,228
Receptos, Inc.*(a)	21,158	4,021,078
Regeneron Pharmaceuticals, Inc.*	32,734	16,698,595
Vertex Pharmaceuticals, Inc.*	38,290	4,728,049

		86,779,440

Capital Markets — 2.7%
Affiliated Managers Group, Inc.*	40,558	8,865,979
BlackRock, Inc.	29,517	10,212,292
Charles Schwab Corp. (The)	129,280	4,220,992
Morgan Stanley	245,225	9,512,278

		32,811,541

Chemicals — 2.9%
Ecolab, Inc.	42,964	4,857,940
Monsanto Co.	109,832	11,706,993
Sherwin-Williams Co. (The)	69,623	19,147,717

		35,712,650

Construction Materials — 0.5%
Vulcan Materials Co.	76,088	6,386,066

Diversified Financial Services — 2.1%
Intercontinental Exchange, Inc.	85,795	19,184,620
Moody’s Corp.(a)	60,980	6,583,401

		25,768,021

Electrical Equipment — 1.0%
AMETEK, Inc.	226,593	12,412,765

Energy Equipment & Services — 0.4%
Schlumberger Ltd.	50,120	4,319,843

Food & Staples Retailing — 2.4%
Costco Wholesale Corp.	75,105	10,143,681
CVS Health Corp.	184,915	19,393,885

		29,537,566

Food Products — 1.8%
Danone SA (France)	96,961	6,280,607
Mead Johnson Nutrition Co.	84,298	7,605,366
Mondelez International, Inc. (Class A Stock)	206,890	8,511,455

		22,397,428

COMMON STOCKS (continued)	Shares	Value (Note 2)
Health Care Equipment & Supplies — 3.0%
Abbott Laboratories	270,493	$13,275,796
C.R. Bard, Inc.	23,882	4,076,657
Cooper Cos., Inc. (The)	29,145	5,186,936
Medtronic PLC	184,970	13,706,277

		36,245,666

Health Care Providers & Services — 1.4%
McKesson Corp.	78,247	17,590,708

Health Care Technology — 0.7%
Cerner Corp.*	119,155	8,228,844

Hotels, Restaurants & Leisure — 3.3%
Aramark	215,269	6,666,881
Hilton Worldwide Holdings, Inc.*	217,080	5,980,554
Marriott International, Inc. (Class A Stock)(a)	95,290	7,088,623
Starbucks Corp.	346,034	18,552,613
Wynn Resorts Ltd.	11,955	1,179,600
Yum! Brands, Inc.	16,724	1,506,498

		40,974,769

Household Products — 0.9%
Colgate-Palmolive Co.	178,095	11,649,194

Industrial Conglomerates — 3.4%
Danaher Corp.	335,838	28,744,374
Roper Technologies, Inc.	75,242	12,976,235

		41,720,609

Internet & Catalog Retail — 4.9%
Amazon.com, Inc.*	53,895	23,395,281
Netflix, Inc.*	27,126	17,820,154
Priceline Group, Inc. (The)*	16,513	19,012,573

		60,228,008

Internet Software & Services — 9.0%
Alibaba Group Holding Ltd. (China), ADR*	60,077	4,942,535
Facebook, Inc. (Class A Stock)*	388,195	33,293,544
Google, Inc. (Class A Stock)*	55,305	29,866,912
Google, Inc. (Class C Stock)*	49,155	25,585,669
LinkedIn Corp. (Class A Stock)*	58,912	12,172,987
Twitter, Inc.*	78,622	2,847,689
Zillow Group, Inc. (Class A Stock)*(a)	19,807	1,718,059

		110,427,395

IT Services — 9.0%
Cognizant Technology Solutions Corp. (Class A Stock)*	297,714	18,187,348
Fiserv, Inc.*	53,543	4,434,967
FleetCor Technologies, Inc.*	71,640	11,180,138
MasterCard, Inc. (Class A Stock)	346,836	32,422,229
Sabre Corp.	141,565	3,369,247
Visa, Inc. (Class A Stock)	606,737	40,742,390

		110,336,319

Life Sciences Tools & Services — 2.3%
Thermo Fisher Scientific, Inc.	218,419	28,342,049

Machinery — 0.3%
Colfax Corp.*(a)	76,931	3,550,366

Media — 3.5%
Comcast Corp. (Special Class A Stock)	242,081	14,510,335
Time Warner, Inc.	148,858	13,011,678

SEE NOTES TO FINANCIAL STATEMENTS.

A85

AST MFS GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Media (continued)
Twenty-First Century Fox, Inc. (Class A Stock)	437,979	$14,254,027
Walt Disney Co. (The)	12,759	1,456,312

		43,232,352

Multiline Retail — 2.2%
Burlington Stores, Inc.*(a)	86,023	4,404,378
Dollar General Corp.	167,351	13,009,867
Dollar Tree, Inc.*	123,039	9,718,851

		27,133,096

Oil, Gas & Consumable Fuels — 0.4%
Anadarko Petroleum Corp.	39,021	3,045,979
Noble Energy, Inc.	42,042	1,794,353

		4,840,332

Personal Products — 0.7%
Estee Lauder Cos., Inc. (The) (Class A Stock)	94,240	8,166,838

Pharmaceuticals — 5.9%
Allergan PLC*	96,197	29,191,942
Bristol-Myers Squibb Co.	317,289	21,112,410
Eli Lilly & Co.	102,405	8,549,793
Valeant Pharmaceuticals International, Inc.*	45,271	10,056,953
Zoetis, Inc.	80,972	3,904,470

		72,815,568

Professional Services — 0.9%
Equifax, Inc.	64,224	6,235,508
Verisk Analytics, Inc.*	58,844	4,281,489

		10,516,997

Real Estate Investment Trusts (REITs) — 1.7%
American Tower Corp.	221,912	20,702,171

Real Estate Management & Development — 0.4%
Realogy Holdings Corp.*	97,439	4,552,350

Road & Rail — 0.9%
Canadian Pacific Railway Ltd. (Canada)	43,816	7,020,638
Union Pacific Corp.	45,425	4,332,182

		11,352,820

Semiconductors & Semiconductor Equipment — 1.9%
Avago Technologies Ltd. (Singapore)	91,845	12,208,956
Broadcom Corp. (Class A Stock)	146,061	7,520,681
NXP Semiconductor NV (Netherlands)*	40,607	3,987,607

		23,717,244

Software — 4.6%
Adobe Systems, Inc.*	258,045	20,904,225
Intuit, Inc.	78,191	7,879,307
Oracle Corp.	228,217	9,197,145
salesforce.com, Inc.*	258,342	17,988,353

		55,969,030

Specialty Retail — 5.5%
AutoZone, Inc.*(a)	18,460	12,310,974
L Brands, Inc.	43,562	3,734,570

COMMON STOCKS (continued)	Shares	Value (Note 2)
Specialty Retail (continued)
Ross Stores, Inc.	485,619	$23,605,940
Tiffany & Co.	14,441	1,325,684
TJX Cos., Inc. (The)	263,161	17,413,363
Tractor Supply Co.	88,896	7,995,306
Urban Outfitters, Inc.*	32,134	1,124,690

		67,510,527

Technology Hardware, Storage & Peripherals — 5.0%
Apple, Inc.	389,983	48,913,618
EMC Corp.	452,867	11,951,160

		60,864,778

Textiles, Apparel & Luxury Goods — 2.5%
LVMH Moet Hennessy Louis Vuitton SE (France)	45,164	7,940,317
NIKE, Inc. (Class B Stock)	86,153	9,306,247
PVH Corp.	23,883	2,751,322
VF Corp.	149,252	10,408,835

		30,406,721

TOTAL LONG-TERM INVESTMENTS (cost $928,096,081)		1,206,050,913

SHORT-TERM INVESTMENT — 3.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $41,718,409; includes $23,844,802 of cash collateral received for securities on loan)(b)(w)(Note 4)	41,718,409	41,718,409

TOTAL INVESTMENTS — 101.6% (cost $969,814,490)		1,247,769,322
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.6)%		(19,727,854)

NET ASSETS — 100.0%		$1,228,041,468

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $23,568,920; cash collateral of $23,844,802 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on last business day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A86

AST MFS GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$11,615,033	$—	$—
Air Freight & Logistics	6,447,595	—	—
Airlines	2,976,453	—	—
Beverages	12,225,492	5,586,269	—
Biotechnology	86,779,440	—	—
Capital Markets	32,811,541	—	—
Chemicals	35,712,650	—	—
Construction Materials	6,386,066	—	—
Diversified Financial Services	25,768,021	—	—
Electrical Equipment	12,412,765	—	—
Energy Equipment & Services	4,319,843	—	—
Food & Staples Retailing	29,537,566	—	—
Food Products	16,116,821	6,280,607	—
Health Care Equipment & Supplies	36,245,666	—	—
Health Care Providers & Services	17,590,708	—	—
Health Care Technology	8,228,844	—	—
Hotels, Restaurants & Leisure	40,974,769	—	—
Household Products	11,649,194	—	—
Industrial Conglomerates	41,720,609	—	—
Internet & Catalog Retail	60,228,008	—	—
Internet Software & Services	110,427,395	—	—
IT Services	110,336,319	—	—
Life Sciences Tools & Services	28,342,049	—	—
Machinery	3,550,366	—	—
Media	43,232,352	—	—
Multiline Retail	27,133,096	—	—
Oil, Gas & Consumable Fuels	4,840,332	—	—
Personal Products	8,166,838	—	—
Pharmaceuticals	72,815,568	—	—
Professional Services	10,516,997	—	—
Real Estate Investment Trusts (REITs)	20,702,171	—	—
Real Estate Management & Development	4,552,350	—	—
Road & Rail	11,352,820	—	—
Semiconductors & Semiconductor Equipment	23,717,244	—	—
Software	55,969,030	—	—
Specialty Retail	67,510,527	—	—
Technology Hardware, Storage & Peripherals	60,864,778	—	—
Textiles, Apparel & Luxury Goods	22,466,404	7,940,317	—
Affiliated Money Market Mutual Fund	41,718,409	—	—

Total	$1,227,962,129	$19,807,193	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A87

AST MFS GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2015 were as follows:

Internet Software & Services	9.0%
IT Services	9.0
Biotechnology	7.1
Pharmaceuticals	5.9
Specialty Retail	5.5
Technology Hardware, Storage & Peripherals	5.0
Internet & Catalog Retail	4.9
Software	4.6
Media	3.5
Industrial Conglomerates	3.4
Affiliated Money Market Mutual Fund (1.9% represents investments purchased with collateral from securities on loan)	3.4
Hotels, Restaurants & Leisure	3.3
Health Care Equipment & Supplies	3.0
Chemicals	2.9
Capital Markets	2.7
Textiles, Apparel & Luxury Goods	2.5
Food & Staples Retailing	2.4
Life Sciences Tools & Services	2.3
Multiline Retail	2.2
Diversified Financial Services	2.1
Semiconductors & Semiconductor Equipment	1.9
Food Products	1.8

Real Estate Investment Trusts (REITs)	1.7%
Beverages	1.4
Health Care Providers & Services	1.4
Electrical Equipment	1.0
Household Products	0.9
Aerospace & Defense	0.9
Road & Rail	0.9
Professional Services	0.9
Health Care Technology	0.7
Personal Products	0.7
Air Freight & Logistics	0.5
Construction Materials	0.5
Oil, Gas & Consumable Fuels	0.4
Real Estate Management & Development	0.4
Energy Equipment & Services	0.4
Machinery	0.3
Airlines	0.2

101.6
Liabilities in excess of other assets	(1.6)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A88

AST MFS GROWTH PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2015

ASSETS:
Investments at value, including securities on loan of $23,568,920:
Unaffiliated investments (cost $928,096,081)	$1,206,050,913
Affiliated investments (cost $41,718,409)	41,718,409
Receivable for investments sold	10,543,773
Dividends receivable	593,854
Receivable for fund share sold	291,995
Tax reclaim receivable	291,303
Prepaid expenses	4,875

Total Assets	1,259,495,122

LIABILITIES:
Payable to broker for collateral for securities on loan	23,844,802
Payable for investments purchased	6,196,813
Payable for fund share repurchased	893,751
Advisory fees payable	406,047
Accrued expenses and other liabilities	94,743
Distribution fee payable	17,123
Affiliated transfer agent fee payable	350
Payable to custodian	25

Total Liabilities	31,453,654

NET ASSETS	$1,228,041,468

Net assets were comprised of:
Paid-in capital	$499,812,099
Retained earnings	728,229,369

Net assets, June 30, 2015	$1,228,041,468

Net asset value and redemption price per share, $1,228,041,468 / 71,439,851 outstanding shares of beneficial interest	$17.19

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2015

INCOME
Unaffiliated dividend income (net of $42,672 foreign withholding tax)	$6,139,759
Affiliated income from securities lending, net	27,363
Affiliated dividend income	16,185

6,183,307

EXPENSES
Advisory fees	5,688,389
Distribution fee	652,503
Custodian and accounting fees	101,000
Audit fee	12,000
Trustees’ fees	11,000
Insurance expenses	9,000
Legal fees and expenses	6,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Shareholders’ reports	3,000
Miscellaneous	11,227

Total expenses	6,498,119

NET INVESTMENT LOSS	(314,812)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	115,913,747
Foreign currency transactions	(8,683)

115,905,064

Net change in unrealized appreciation (depreciation) on:
Investments	(63,553,347)
Foreign currencies	(16,747)

(63,570,094)

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	52,334,970

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$52,020,158

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2015	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment loss	$(314,812)	$(1,140,962)
Net realized gain on investment and foreign currency transactions	115,905,064	118,109,587
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(63,570,094)	(2,321,246)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	52,020,158	114,647,379

FUND SHARE TRANSACTIONS:
Fund share sold [1,377,642 and 6,124,359 shares, respectively]	23,297,715	94,694,580
Fund share repurchased [15,358,530 and 10,507,946 shares, respectively]	(264,775,536)	(163,433,010)

NET DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(241,477,821)	(68,738,430)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(189,457,663)	45,908,949
NET ASSETS:
Beginning of period	1,417,499,131	1,371,590,182

End of period	$1,228,041,468	$1,417,499,131

SEE NOTES TO FINANCIAL STATEMENTS.

A89

AST MFS LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

LONG-TERM INVESTMENTS — 99.4%
COMMON STOCKS — 99.3%	Shares	Value (Note 2)
Aerospace & Defense — 6.9%
Honeywell International, Inc.	130,558	$13,312,999
Lockheed Martin Corp.	61,887	11,504,793
Northrop Grumman Corp.	33,312	5,284,283
United Technologies Corp.	109,422	12,138,182

		42,240,257

Air Freight & Logistics — 1.3%
United Parcel Service, Inc. (Class B Stock)	83,112	8,054,384

Auto Components — 1.8%
Delphi Automotive PLC (United Kingdom)	60,335	5,133,905
Johnson Controls, Inc.	122,071	6,046,177

		11,180,082

Banks — 11.3%
Citigroup, Inc.	40,574	2,241,308
JPMorgan Chase & Co.	427,718	28,982,172
PNC Financial Services Group, Inc.	55,175	5,277,489
U.S. Bancorp	265,724	11,532,422
Wells Fargo & Co.	367,478	20,666,963

		68,700,354

Beverages — 1.3%
Diageo PLC (United Kingdom)	282,939	8,193,802

Capital Markets — 6.5%
Bank of New York Mellon Corp. (The)	185,579	7,788,751
BlackRock, Inc.	16,864	5,834,607
Franklin Resources, Inc.	149,353	7,322,778
Goldman Sachs Group, Inc. (The)	61,154	12,768,344
State Street Corp.	75,455	5,810,035

		39,524,515

Chemicals — 2.2%
E.I. du Pont de Nemours & Co.	29,006	1,854,934
Monsanto Co.	4,889	521,118
PPG Industries, Inc.	93,463	10,722,075

		13,098,127

Commercial Services & Supplies — 1.3%
Tyco International PLC	197,312	7,592,566

Consumer Finance — 0.8%
American Express Co.	62,464	4,854,702

Containers & Packaging — 0.5%
Crown Holdings, Inc.*	59,806	3,164,335

Diversified Financial Services — 1.1%
McGraw Hill Financial, Inc.	17,850	1,793,033
NASDAQ OMX Group, Inc. (The)	95,329	4,653,008

		6,446,041

Diversified Telecommunication Services — 2.0%
AT&T, Inc.	49,563	1,760,478
Verizon Communications, Inc.	217,178	10,122,667

		11,883,145

Electric Utilities — 0.7%
Duke Energy Corp.	62,748	4,431,264

Electrical Equipment — 0.9%
Eaton Corp. PLC	76,836	5,185,662

COMMON STOCKS (continued)	Shares	Value (Note 2)
Energy Equipment & Services — 0.7%
Baker Hughes, Inc.	9,056	$558,755
Schlumberger Ltd.	46,055	3,969,480

		4,528,235

Food & Staples Retailing — 2.0%
CVS Health Corp.	116,884	12,258,794

Food Products — 4.2%
Archer-Daniels-Midland Co.	26,087	1,257,915
Danone SA (France)	67,988	4,403,894
General Mills, Inc.	167,704	9,344,467
Kellogg Co.	22,122	1,387,049
Nestle SA (Switzerland)	130,426	9,410,318

		25,803,643

Health Care Equipment & Supplies — 4.0%
Abbott Laboratories	166,887	8,190,814
Medtronic PLC	157,856	11,697,130
St. Jude Medical, Inc.	62,659	4,578,493

		24,466,437

Health Care Providers & Services — 1.1%
Express Scripts Holding Co.*	76,109	6,769,134

Hotels, Restaurants & Leisure — 0.7%
McDonald’s Corp.	44,922	4,270,735

Household Durables — 0.2%
Newell Rubbermaid, Inc.	32,215	1,324,359

Household Products — 0.5%
Procter & Gamble Co. (The)	37,017	2,896,210

Industrial Conglomerates — 3.3%
3M Co.	76,745	11,841,753
Danaher Corp.	96,343	8,245,997

		20,087,750

Insurance — 7.4%
ACE Ltd.	61,224	6,225,256
AON PLC	75,304	7,506,303
Chubb Corp. (The)	53,037	5,045,940
MetLife, Inc.	259,595	14,534,724
Travelers Cos., Inc. (The)	122,306	11,822,098

		45,134,321

IT Services — 5.4%
Accenture PLC (Class A Stock)	164,275	15,898,535
Fidelity National Information Services, Inc.	59,619	3,684,454
Fiserv, Inc.*	59,540	4,931,698
International Business Machines Corp.	52,283	8,504,353

		33,019,040

Leisure Products — 0.6%
Hasbro, Inc.	45,846	3,428,822

Life Sciences Tools & Services — 1.1%
Thermo Fisher Scientific, Inc.	52,566	6,820,964

Machinery — 2.0%
Deere & Co.	20,087	1,949,443
Illinois Tool Works, Inc.	44,894	4,120,820
Pentair PLC (United Kingdom)	47,797	3,286,044
Stanley Black & Decker, Inc.	29,375	3,091,425

		12,447,732

SEE NOTES TO FINANCIAL STATEMENTS.

A90

AST MFS LARGE-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Media — 4.4%
Comcast Corp. (Special Class A Stock)	125,099	$7,498,434
Omnicom Group, Inc.	93,522	6,498,844
Time Warner, Inc.	61,354	5,362,953
Time, Inc.	6,523	150,094
Viacom, Inc. (Class B Stock)	50,957	3,293,860
Walt Disney Co. (The)	37,121	4,236,991

		27,041,176

Multiline Retail — 1.8%
Kohl’s Corp.	16,146	1,010,901
Target Corp.	121,015	9,878,454

		10,889,355

Oil, Gas & Consumable Fuels — 4.5%
Chevron Corp.	80,110	7,728,212
EOG Resources, Inc.	31,341	2,743,905
Exxon Mobil Corp.	127,995	10,649,184
Occidental Petroleum Corp.	83,380	6,484,463

		27,605,764

Pharmaceuticals — 8.2%
Johnson & Johnson	207,098	20,183,771
Merck & Co., Inc.	143,582	8,174,123
Novartis AG (Switzerland)	20,853	2,051,111
Pfizer, Inc.	534,881	17,934,560
Roche Holding AG (Switzerland)	5,982	1,677,302

		50,020,867

Professional Services — 0.3%
Equifax, Inc.	15,350	1,490,331

Road & Rail — 0.8%
Canadian National Railway Co. (Canada)(a)	53,543	3,092,108
Union Pacific Corp.	21,164	2,018,411

		5,110,519

Semiconductors & Semiconductor Equipment — 1.3%
NVIDIA Corp.	29,780	598,876
Texas Instruments, Inc.	142,727	7,351,868

		7,950,744

Software — 0.9%
Oracle Corp.	139,405	5,618,021

Specialty Retail — 0.6%
Advance Auto Parts, Inc.	12,420	1,978,382
Bed Bath & Beyond, Inc.*	21,490	1,482,380

		3,460,762

Tobacco — 4.1%
Altria Group, Inc.	49,626	2,427,208
Imperial Tobacco Group PLC (United Kingdom)	27,952	1,346,222
Philip Morris International, Inc.	233,461	18,716,568
Reynolds American, Inc.	37,205	2,777,725

		25,267,723

Wireless Telecommunication Services — 0.6%
Vodafone Group PLC (United Kingdom)	1,000,445	3,649,496

TOTAL COMMON STOCKS (cost $500,518,550)		605,910,170

PREFERRED STOCK — 0.1%	Shares	Value (Note 2)
Aerospace & Defense
United Technologies Corp., CVT, 7.500% (cost $533,966)	9,530	$546,069

TOTAL LONG-TERM INVESTMENTS (cost $501,052,516)		606,456,239

SHORT-TERM INVESTMENT — 0.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $4,302,634; includes $890,900 of cash collateral received for securities on loan)(b)(w)(Note 4)	4,302,634	4,302,634

TOTAL INVESTMENTS — 100.1% (cost $505,355,150)		610,758,873
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(525,274)

NET ASSETS — 100.0%		$610,233,599

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $871,566; cash collateral of $890,900 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A91

AST MFS LARGE-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$42,240,257	$—	$—
Air Freight & Logistics	8,054,384	—	—
Auto Components	11,180,082	—	—
Banks	68,700,354	—	—
Beverages	—	8,193,802	—
Capital Markets	39,524,515	—	—
Chemicals	13,098,127	—	—
Commercial Services & Supplies	7,592,566	—	—
Consumer Finance	4,854,702	—	—
Containers & Packaging	3,164,335	—	—
Diversified Financial Services	6,446,041	—	—
Diversified Telecommunication Services	11,883,145	—	—
Electric Utilities	4,431,264	—	—
Electrical Equipment	5,185,662	—	—
Energy Equipment & Services	4,528,235	—	—
Food & Staples Retailing	12,258,794	—	—
Food Products	11,989,431	13,814,212	—
Health Care Equipment & Supplies	24,466,437	—	—
Health Care Providers & Services	6,769,134	—	—
Hotels, Restaurants & Leisure	4,270,735	—	—
Household Durables	1,324,359	—	—
Household Products	2,896,210	—	—
Industrial Conglomerates	20,087,750	—	—
Insurance	45,134,321	—	—
IT Services	33,019,040	—	—
Leisure Products	3,428,822	—	—
Life Sciences Tools & Services	6,820,964	—	—
Machinery	12,447,732	—	—
Media	27,041,176	—	—
Multiline Retail	10,889,355	—	—
Oil, Gas & Consumable Fuels	27,605,764	—	—
Pharmaceuticals	46,292,454	3,728,413	—
Professional Services	1,490,331	—	—
Road & Rail	5,110,519	—	—
Semiconductors & Semiconductor Equipment	7,950,744	—	—
Software	5,618,021	—	—
Specialty Retail	3,460,762	—	—
Tobacco	23,921,501	1,346,222	—
Wireless Telecommunication Services	—	3,649,496	—
Preferred Stock
Aerospace & Defense	546,069	—	—
Affiliated Money Market Mutual Fund	4,302,634	—	—

Total	$580,026,728	$30,732,145	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A92

AST MFS LARGE-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2015 were as follows:

Banks	11.3%
Pharmaceuticals	8.2
Insurance	7.4
Aerospace & Defense	7.0
Capital Markets	6.5
IT Services	5.4
Oil, Gas & Consumable Fuels	4.5
Media	4.4
Food Products	4.2
Tobacco	4.1
Health Care Equipment & Supplies	4.0
Industrial Conglomerates	3.3
Chemicals	2.2
Machinery	2.0
Food & Staples Retailing	2.0
Diversified Telecommunication Services	2.0
Auto Components	1.8
Multiline Retail	1.8
Beverages	1.3
Air Freight & Logistics	1.3
Semiconductors & Semiconductor Equipment	1.3
Commercial Services & Supplies	1.3

Life Sciences Tools & Services	1.1%
Health Care Providers & Services	1.1
Diversified Financial Services	1.1
Software	0.9
Electrical Equipment	0.9
Road & Rail	0.8
Consumer Finance	0.8
Energy Equipment & Services	0.7
Electric Utilities	0.7
Affiliated Money Market Mutual Fund (0.1% represents investments purchased with collateral from securities on loan)	0.7
Hotels, Restaurants & Leisure	0.7
Wireless Telecommunication Services	0.6
Specialty Retail	0.6
Leisure Products	0.6
Containers & Packaging	0.5
Household Products	0.5
Professional Services	0.3
Household Durables	0.2

100.1
Liabilities in excess of other assets	(0.1)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A93

AST MFS LARGE-CAP VALUE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2015

ASSETS:
Investments at value, including securities on loan of $871,566:
Unaffiliated investments (cost $501,052,516)	$606,456,239
Affiliated investments (cost $4,302,634)	4,302,634
Foreign currency, at value (cost $9,489)	9,489
Dividends receivable	991,622
Tax reclaim receivable	337,985
Receivable for fund share sold	232,882
Prepaid expenses	688

Total Assets	612,331,539

LIABILITIES:
Payable to broker for collateral for securities on loan	890,900
Payable for investments purchased	517,509
Payable for fund share repurchased	418,269
Advisory fees payable	200,690
Accrued expenses and other liabilities	51,457
Payable to custodian	10,264
Distribution fee payable	8,501
Affiliated transfer agent fee payable	350

Total Liabilities	2,097,940

NET ASSETS	$610,233,599

Net assets were comprised of:
Paid-in capital	$361,503,347
Retained earnings	248,730,252

Net assets, June 30, 2015	$610,233,599

Net asset value and redemption price per share, $610,233,599 / 39,685,053 outstanding shares of beneficial interest	$15.38

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2015

INCOME
Unaffiliated dividend income (net of $83,610 foreign withholding tax)	$7,538,643
Affiliated income from securities lending, net	6,876
Affiliated dividend income	5,075

7,550,594

EXPENSES
Advisory fees	2,589,730
Distribution fee	310,983
Custodian and accounting fees	54,000
Audit fee	12,000
Trustees’ fees	7,000
Legal fees and expenses	5,000
Insurance expenses	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Shareholders’ reports	2,000
Miscellaneous	8,343

Total expenses	2,997,056

NET INVESTMENT INCOME	4,553,538

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	18,559,857
Foreign currency transactions	(1,763)

18,558,094

Net change in unrealized appreciation (depreciation) on:
Investments	(15,961,025)
Foreign currencies	10,195

(15,950,830)

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	2,607,264

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,160,802

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2015	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$4,553,538	$11,830,647
Net realized gain on investment and foreign currency transactions	18,558,094	20,515,838
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(15,950,830)	25,776,539

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	7,160,802	58,123,024

FUND SHARE TRANSACTIONS:
Fund share sold [1,667,483 and 4,888,670 shares, respectively]	25,563,518	69,215,186
Fund share repurchased [3,177,154 and 4,248,105 shares, respectively]	(48,877,291)	(60,643,557)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(23,313,773)	8,571,629

TOTAL INCREASE (DECREASE) IN NET ASSETS	(16,152,971)	66,694,653
NET ASSETS:
Beginning of period	626,386,570	559,691,917

End of period	$610,233,599	$626,386,570

SEE NOTES TO FINANCIAL STATEMENTS.

A94

AST MID-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

LONG-TERM INVESTMENTS — 97.0%
COMMON STOCKS	Shares	Value (Note 2)
Aerospace & Defense — 2.6%
Huntington Ingalls Industries, Inc.	14,245	$1,603,845
TransDigm Group, Inc.*	43,657	9,808,418

		11,412,263

Auto Components — 4.1%
BorgWarner, Inc.	53,681	3,051,228
Dana Holding Corp.	452,600	9,314,508
Delphi Automotive PLC (United Kingdom)	68,900	5,862,701

		18,228,437

Banks — 7.0%
CIT Group, Inc.	202,900	9,432,821
Fifth Third Bancorp	328,900	6,847,698
KeyCorp.	161,075	2,419,347
M&T Bank Corp.(a)	75,800	9,469,694
TCF Financial Corp.	164,660	2,735,003

		30,904,563

Building Products — 0.4%
Masco Corp.	61,536	1,641,165

Capital Markets — 1.6%
Eaton Vance Corp.	35,666	1,395,611
Northern Trust Corp.	18,869	1,442,724
Raymond James Financial, Inc.	35,049	2,088,219
Stifel Financial Corp.*	36,890	2,130,029

		7,056,583

Chemicals — 5.7%
Ashland, Inc.	78,600	9,581,340
CF Industries Holdings, Inc.	41,530	2,669,548
Eastman Chemical Co.	105,493	8,631,437
Scotts Miracle-Gro Co. (The) (Class A Stock)	20,128	1,191,779
Valspar Corp. (The)	40,269	3,294,810

		25,368,914

Commercial Services & Supplies — 1.7%
Republic Services, Inc.	69,400	2,718,398
Steelcase, Inc. (Class A Stock)	247,600	4,682,116

		7,400,514

Communications Equipment — 0.4%
EchoStar Corp. (Class A Stock)*	32,668	1,590,278

Containers & Packaging — 4.7%
Owens-Illinois, Inc.*(a)	318,000	7,294,920
Packaging Corp. of America	97,800	6,111,522
Sealed Air Corp.	62,952	3,234,474
Sonoco Products Co.	96,584	4,139,590

		20,780,506

Diversified Financial Services — 0.7%
Intercontinental Exchange, Inc.	13,343	2,983,628

Electric Utilities — 3.7%
Great Plains Energy, Inc.	272,400	6,581,184
Pinnacle West Capital Corp.	176,100	10,018,329

		16,599,513

Electronic Equipment, Instruments & Components — 1.8%
Flextronics International Ltd.*	160,450	1,814,689

COMMON STOCKS (continued)	Shares	Value (Note 2)
Electronic Equipment, Instruments & Components (continued)
Keysight Technologies, Inc.*	200,400	$6,250,476

		8,065,165

Energy Equipment & Services — 1.6%
Nabors Industries Ltd.	73,695	1,063,419
SEACOR Holdings, Inc.*(a)	86,300	6,122,122

		7,185,541

Gas Utilities — 0.7%
UGI Corp.	85,950	2,960,978

Health Care Equipment & Supplies — 0.4%
C.R. Bard, Inc.	10,459	1,785,351

Health Care Providers & Services — 4.7%
Express Scripts Holding Co.*(a)	44,561	3,963,255
Humana, Inc.	11,375	2,175,810
Laboratory Corp. of America Holdings*	18,058	2,188,991
MEDNAX, Inc.*	31,890	2,363,368
Universal Health Services, Inc. (Class B Stock)	70,700	10,046,470

		20,737,894

Hotels, Restaurants & Leisure — 4.8%
Darden Restaurants, Inc.	123,011	8,743,622
Royal Caribbean Cruises Ltd.(a)	38,700	3,045,303
Wyndham Worldwide Corp.	117,100	9,591,661

		21,380,586

Household Durables — 2.0%
D.R. Horton, Inc.	327,732	8,966,747

Insurance — 10.3%
Allstate Corp. (The)	133,800	8,679,606
Endurance Specialty Holdings Ltd.	108,400	7,121,880
FNF Group	184,700	6,832,053
HCC Insurance Holdings, Inc.	63,900	4,910,076
Lincoln National Corp.	213,587	12,648,622
Progressive Corp. (The)(a)	61,738	1,718,169
Reinsurance Group of America, Inc.	19,685	1,867,516
RenaissanceRe Holdings Ltd.	15,779	1,601,726

		45,379,648

Internet Software & Services — 0.5%
Akamai Technologies, Inc.*	29,633	2,068,976

IT Services — 4.2%
Computer Sciences Corp.	196,683	12,910,272
Convergys Corp.	146,779	3,741,397
Global Payments, Inc.	19,352	2,001,964

		18,653,633

Leisure Products — 3.3%
Brunswick Corp.	253,262	12,880,905
Mattel, Inc.	63,375	1,628,104

		14,509,009

Machinery — 3.0%
Cummins, Inc.	25,908	3,398,870
Dover Corp.	84,500	5,930,210
Joy Global, Inc.	24,915	901,923
Snap-on, Inc.	19,072	3,037,216

		13,268,219

SEE NOTES TO FINANCIAL STATEMENTS.

A95

AST MID-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Metals & Mining — 0.3%
Allegheny Technologies, Inc.	40,761	$1,230,982

Multiline Retail — 2.7%
Nordstrom, Inc.	157,700	11,748,650

Multi-Utilities — 2.4%
PG&E Corp.	197,300	9,687,430
WEC Energy Group, Inc.	20,750	933,108

		10,620,538

Oil, Gas & Consumable Fuels — 4.8%
Energen Corp.	43,500	2,971,050
Murphy Oil Corp.(a)	206,634	8,589,775
Newfield Exploration Co.*	49,714	1,795,670
ONEOK, Inc.	18,276	721,536
QEP Resources, Inc.	346,800	6,419,268
Whiting Petroleum Corp.*	23,290	782,544

		21,279,843

Real Estate Investment Trusts (REITs) — 7.7%
Alexandria Real Estate Equities, Inc.	21,425	1,873,831
American Tower Corp.	41,906	3,909,411
AvalonBay Communities, Inc.	41,600	6,650,592
Boston Properties, Inc.	12,988	1,572,067
CBL & Associates Properties, Inc.	402,000	6,512,400
Duke Realty Corp.	353,412	6,562,861
EPR Properties	58,700	3,215,586
MFA Financial, Inc.	488,900	3,612,971

		33,909,719

Real Estate Management & Development — 0.5%
CBRE Group, Inc. (Class A Stock)*	60,007	2,220,259

Road & Rail — 2.7%
CSX Corp.	82,353	2,688,825
Werner Enterprises, Inc.	347,500	9,121,875

		11,810,700

Semiconductors & Semiconductor Equipment — 2.2%
Marvell Technology Group Ltd. (Bermuda)	423,900	5,589,121
ON Semiconductor Corp.*	182,979	2,139,024
Xilinx, Inc.	48,281	2,132,089

		9,860,234

Software — 2.4%
Activision Blizzard, Inc.	100,141	2,424,414
FactSet Research Systems, Inc.	17,041	2,769,333
Intuit, Inc.	34,406	3,467,093
Synopsys, Inc.*	43,297	2,192,993

		10,853,833

Specialty Retail — 0.9%
TJX Cos., Inc. (The)	60,264	3,987,669

Thrifts & Mortgage Finance — 0.2%
Astoria Financial Corp.	75,175	1,036,663

Trading Companies & Distributors — 0.3%
GATX Corp.	25,497	1,355,166

TOTAL LONG-TERM INVESTMENTS (cost $336,022,027)		428,842,367

SHORT-TERM INVESTMENT — 9.2%	Shares	Value (Note 2)
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $40,665,669; includes $25,959,247 of cash collateral for securities on loan)(b)(w)(Note 4)	40,665,669	$40,665,669

TOTAL INVESTMENTS — 106.2% (cost $376,687,696)		469,508,036
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.2)%		(27,439,686)

NET ASSETS — 100.0%		$442,068,350

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $25,467,804; cash collateral of $25,959,247 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements. (b) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A96

AST MID-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$11,412,263	$—	$—
Auto Components	18,228,437	—	—
Banks	30,904,563	—	—
Building Products	1,641,165	—	—
Capital Markets	7,056,583	—	—
Chemicals	25,368,914	—	—
Commercial Services & Supplies	7,400,514	—	—
Communications Equipment	1,590,278	—	—
Containers & Packaging	20,780,506	—	—
Diversified Financial Services	2,983,628	—	—
Electric Utilities	16,599,513	—	—
Electronic Equipment, Instruments & Components	8,065,165	—	—
Energy Equipment & Services	7,185,541	—	—
Gas Utilities	2,960,978	—	—
Health Care Equipment & Supplies	1,785,351	—	—
Health Care Providers & Services	20,737,894	—	—
Hotels, Restaurants & Leisure	21,380,586	—	—
Household Durables	8,966,747	—	—
Insurance	45,379,648	—	—
Internet Software & Services	2,068,976	—	—
IT Services	18,653,633	—	—
Leisure Products	14,509,009	—	—
Machinery	13,268,219	—	—
Metals & Mining	1,230,982	—	—
Multiline Retail	11,748,650	—	—
Multi-Utilities	10,620,538	—	—
Oil, Gas & Consumable Fuels	21,279,843	—	—
Real Estate Investment Trusts (REITs)	33,909,719	—	—
Real Estate Management & Development	2,220,259	—	—
Road & Rail	11,810,700	—	—
Semiconductors & Semiconductor Equipment	9,860,234	—	—
Software	10,853,833	—	—
Specialty Retail	3,987,669	—	—
Thrifts & Mortgage Finance	1,036,663	—	—
Trading Companies & Distributors	1,355,166	—	—
Affiliated Money Market Mutual Fund	40,665,669	—	—

Total	$469,508,036	$—	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A97

AST MID-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2015 were as follows:

Insurance	10.3%
Affiliated Money Market Mutual Fund (5.9% represents investments purchased with collateral from securities on loan)	9.2
Real Estate Investment Trusts (REITs)	7.7
Banks	7.0
Chemicals	5.7
Hotels, Restaurants & Leisure	4.8
Oil, Gas & Consumable Fuels	4.8
Containers & Packaging	4.7
Health Care Providers & Services	4.7
IT Services	4.2
Auto Components	4.1
Electric Utilities	3.7
Leisure Products	3.3
Machinery	3.0
Road & Rail	2.7
Multiline Retail	2.7
Aerospace & Defense	2.6
Software	2.4
Multi-Utilities	2.4
Semiconductors & Semiconductor Equipment	2.2
Household Durables	2.0

Electronic Equipment, Instruments & Components	1.8%
Commercial Services & Supplies	1.7
Energy Equipment & Services	1.6
Capital Markets	1.6
Specialty Retail	0.9
Diversified Financial Services	0.7
Gas Utilities	0.7
Real Estate Management & Development	0.5
Internet Software & Services	0.5
Health Care Equipment & Supplies	0.4
Building Products	0.4
Communications Equipment	0.4
Trading Companies & Distributors	0.3
Metals & Mining	0.3
Thrifts & Mortgage Finance	0.2

106.2
Liabilities in excess of other assets	(6.2)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A98

AST MID-CAP VALUE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2015

ASSETS:
Investments at value, including securities on loan of $25,467,804:
Unaffiliated investments (cost $336,022,027)	$428,842,367
Affiliated investments (cost $40,665,669)	40,665,669
Dividends receivable	663,245
Receivable for investments sold	640,566
Receivable for fund share sold	31,319
Tax reclaim receivable	1,234
Prepaid expenses	524

Total Assets	470,844,924

LIABILITIES:
Payable to broker for collateral for securities on loan	25,959,247
Payable for investments purchased	2,338,552
Payable for fund share repurchased	240,288
Advisory fees payable	180,886
Accrued expenses and other liabilities	51,110
Distribution fee payable	6,141
Affiliated transfer agent fee payable	350

Total Liabilities	28,776,574

NET ASSETS	$442,068,350

Net assets were comprised of:
Paid-in capital	$109,446,547
Retained earnings	332,621,803

Net assets, June 30, 2015	$442,068,350

Net asset value and redemption price per share, $442,068,350 / 21,275,770 outstanding shares of beneficial interest	$20.78

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2015

INCOME
Unaffiliated dividend income	$2,576,070
Affiliated dividend income	12,698
Affiliated income from securities lending, net	4,818

2,593,586

EXPENSES
Advisory fees	2,142,961
Distribution fee	228,826
Custodian and accounting fees	46,000
Audit fee	12,000
Trustees’ fees	7,000
Legal fees and expenses	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Insurance expenses	3,000
Shareholders’ reports	1,000
Miscellaneous	8,406

Total expenses	2,457,193

NET INVESTMENT INCOME	136,393

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain on investment transactions	37,216,234

Net change in unrealized appreciation (depreciation) on:
Investments	(29,408,759)
Foreign currencies	(91)

(29,408,850)

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	7,807,384

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,943,777

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2015	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$136,393	$2,486,110
Net realized gain on investment transactions	37,216,234	41,871,494
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(29,408,850)	16,449,892

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	7,943,777	60,807,496

FUND SHARE TRANSACTIONS:
Fund share sold [758,438 and 1,626,330 shares, respectively]	15,761,133	30,873,251
Fund share repurchased [1,965,811 and 3,691,721 shares, respectively]	(40,955,257)	(68,626,367)

NET DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(25,194,124)	(37,753,116)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(17,250,347)	23,054,380
NET ASSETS:
Beginning of period	459,318,697	436,264,317

End of period	$442,068,350	$459,318,697

SEE NOTES TO FINANCIAL STATEMENTS.

A99

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

LONG-TERM INVESTMENTS — 97.9%
COMMON STOCKS	Shares	Value (Note 2)
Airlines — 1.5%
Alaska Air Group, Inc.	200,000	$12,886,000

Banks — 1.2%
SVB Financial Group*	70,000	10,078,600

Biotechnology — 4.6%
Alkermes PLC*	125,000	8,042,500
BioMarin Pharmaceutical, Inc.*	67,500	9,232,650
Incyte Corp.*	87,500	9,118,375
Receptos, Inc.*(a)	25,000	4,751,250
United Therapeutics Corp.*(a)	47,500	8,262,625

		39,407,400

Capital Markets — 3.6%
Affiliated Managers Group, Inc.*	62,500	13,662,500
E*Trade Financial Corp.*	242,500	7,262,875
Raymond James Financial, Inc.	160,000	9,532,800

		30,458,175

Chemicals — 0.4%
Sensient Technologies Corp.	55,000	3,758,700

Commercial Services & Supplies — 1.6%
Stericycle, Inc.*	105,200	14,087,332

Communications Equipment — 2.7%
F5 Networks, Inc.*	65,000	7,822,750
Infinera Corp.*(a)	150,000	3,147,000
Palo Alto Networks, Inc.*(a)	70,000	12,229,000

		23,198,750

Containers & Packaging — 1.0%
Packaging Corp. of America	140,000	8,748,600

Distributors — 1.1%
LKQ Corp.*	325,000	9,829,625

Diversified Consumer Services — 0.7%
Service Corp. International	200,000	5,886,000

Diversified Financial Services — 0.9%
CBOE Holdings, Inc.	130,000	7,438,600

Electrical Equipment — 2.3%
Acuity Brands, Inc.	50,000	8,999,000
AMETEK, Inc.	200,000	10,956,000

		19,955,000

Electronic Equipment, Instruments & Components — 3.1%
Amphenol Corp. (Class A Stock)	155,400	9,008,538
CDW Corp	235,000	8,055,800
Zebra Technologies Corp. (Class A Stock)*(a)	85,000	9,439,250

		26,503,588

Food & Staples Retailing — 0.9%
Rite Aid Corp.*	875,000	7,306,250

Food Products — 2.3%
Bunge Ltd.	25,000	2,195,000
Pinnacle Foods, Inc.	150,000	6,831,000
WhiteWave Foods Co. (The)*	225,000	10,998,000

		20,024,000

Health Care Equipment & Supplies — 2.9%
Cooper Cos., Inc. (The)	41,800	7,439,146
Teleflex, Inc.(a)	70,000	9,481,500

COMMON STOCKS (continued)	Shares	Value (Note 2)
Health Care Equipment & Supplies (continued)
Wright Medical Group, Inc.*	285,700	$7,502,482

		24,423,128

Health Care Providers & Services — 5.4%
Acadia Healthcare Co., Inc.*(a)	195,000	15,274,350
Envision Healthcare Holdings, Inc.*	300,000	11,844,000
Quest Diagnostics, Inc.	97,500	7,070,700
Universal Health Services, Inc. (Class B Stock)	85,000	12,078,500

		46,267,550

Health Care Technology — 1.4%
Cerner Corp.*	120,000	8,287,200
Veeva Systems, Inc. (Class A Stock)*(a)	130,000	3,643,900

		11,931,100

Hotels, Restaurants & Leisure — 2.2%
Bloomin’ Brands, Inc.	225,000	4,803,750
Buffalo Wild Wings, Inc.*(a)	40,000	6,267,600
Norwegian Cruise Line Holdings Ltd.*	132,500	7,425,300

		18,496,650

Household Durables — 0.8%
Jarden Corp.*	135,000	6,986,250

Independent Power & Renewable Electricity Producers — 0.6%
Dynegy, Inc.*	190,000	5,557,500

Industrial Conglomerates — 1.6%
Roper Technologies, Inc.(a)	77,500	13,365,650

Insurance — 0.6%
Assurant, Inc.	80,000	5,360,000

Internet & Catalog Retail — 1.3%
Liberty Interactive Corp. (Class A Stock)*	200,000	5,550,000
Netflix, Inc.*	9,000	5,912,460

		11,462,460

Internet Software & Services — 2.9%
Akamai Technologies, Inc.*	115,000	8,029,300
CoStar Group, Inc.*	40,500	8,151,030
Demandware, Inc.*(a)	115,000	8,174,200

		24,354,530

IT Services — 3.4%
Alliance Data Systems Corp.*	45,000	13,137,300
Fiserv, Inc.*	85,000	7,040,550
FleetCor Technologies, Inc.*	57,200	8,926,632

		29,104,482

Leisure Products — 0.8%
Polaris Industries, Inc.	45,000	6,664,950

Life Sciences Tools & Services — 1.1%
Illumina, Inc.*	45,000	9,826,200

Machinery — 1.9%
Milacron Holdings Corp.*	118,600	2,334,048
PACCAR, Inc.	87,500	5,583,375
Wabtec Corp.	85,000	8,010,400

		15,927,823

Media — 1.3%
Charter Communications, Inc. (Class A Stock)*(a)	35,000	5,993,750

SEE NOTES TO FINANCIAL STATEMENTS.

A100

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Media (continued)
Starz (Class A Stock)*	108,600	$4,856,592

		10,850,342

Multiline Retail — 2.5%
Burlington Stores, Inc.*	155,000	7,936,000
Dollar Tree, Inc.*	137,200	10,837,428
Tuesday Morning Corp.*(a)	200,000	2,253,000

		21,026,428

Oil, Gas & Consumable Fuels — 2.2%
Antero Resources Corp.*(a)	135,000	4,635,900
Cabot Oil & Gas Corp.	190,000	5,992,600
Concho Resources, Inc.*	70,000	7,970,200

		18,598,700

Pharmaceuticals — 3.7%
Akorn, Inc.*(a)	110,000	4,802,600
Endo International PLC*	115,000	9,159,750
Jazz Pharmaceuticals PLC*	45,000	7,923,150
Mylan NV (Netherlands)*(a)	50,000	3,393,000
Zoetis, Inc.	135,000	6,509,700

		31,788,200

Professional Services — 1.4%
Nielsen NV	125,000	5,596,250
WageWorks, Inc.*	150,000	6,067,500

		11,663,750

Real Estate Management & Development — 1.3%
Jones Lang LaSalle, Inc.	65,000	11,115,000

Road & Rail — 1.8%
J.B. Hunt Transport Services, Inc.	85,000	6,977,650
Old Dominion Freight Line, Inc.*	120,000	8,232,600

		15,210,250

Semiconductors & Semiconductor Equipment — 5.8%
Avago Technologies Ltd. (Singapore)	65,000	8,640,450
Cavium, Inc.*(a)	130,000	8,945,300
Lam Research Corp.	102,500	8,338,375
Monolithic Power Systems, Inc.	139,500	7,074,045
NXP Semiconductors NV (Netherlands)*	105,000	10,311,000
SunEdison, Inc.*	210,000	6,281,100

		49,590,270

Software — 6.9%
Activision Blizzard, Inc.	230,000	5,568,300
Electronic Arts, Inc.*	120,000	7,980,000
Fortinet, Inc.*	140,000	5,786,200
Mobileye NV*(a)	90,000	4,785,300
ServiceNow, Inc.*	130,000	9,660,300
Splunk, Inc.*	72,700	5,061,374
Synchronoss Technologies, Inc.*(a)	187,500	8,574,375
Tableau Software, Inc. (Class A Stock)*	47,500	5,476,750
Ultimate Software Group, Inc. (The)*(a)	36,600	6,014,844

		58,907,443

Specialty Retail — 7.7%
Lithia Motors, Inc. (Class A Stock)(a)	87,500	9,901,500
O’Reilly Automotive, Inc.*	74,400	16,812,912
Ross Stores, Inc.	210,000	10,208,100

COMMON STOCKS (continued)	Shares	Value (Note 2)
Specialty Retail (continued)
Signet Jewelers Ltd.	50,000	$6,412,000
Tractor Supply Co.	135,000	12,141,900
Williams-Sonoma, Inc.	123,500	10,160,345

		65,636,757

Textiles, Apparel & Luxury Goods — 4.8%
Carter’s, Inc.	90,000	9,567,000
Hanesbrands, Inc.	400,000	13,328,000
Lululemon Athletica, Inc.*(a)	67,500	4,407,750
Under Armour, Inc. (Class A Stock)*(a)	160,000	13,350,400

		40,653,150

Trading Companies & Distributors — 0.7%
United Rentals, Inc.*(a)	65,000	5,695,300

Wireless Telecommunication Services — 3.0%
SBA Communications Corp. (Class A Stock)*	132,500	15,233,525
T-Mobile US, Inc.*	262,500	10,177,125

		25,410,650

TOTAL LONG-TERM INVESTMENTS (cost $584,674,631)		835,441,133

SHORT-TERM INVESTMENT — 14.8%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $126,936,361; includes $108,567,772 of cash collateral for securities on loan) (b)(w)(Note 4)	126,936,361	126,936,361

TOTAL INVESTMENTS — 112.7% (cost $711,610,992)		962,377,494
LIABILITIES IN EXCESS OF OTHER ASSETS — (12.7)%		(108,785,270)

NET ASSETS — 100.0%		$853,592,224

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $107,070,792; cash collateral of $108,567,772 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on last business day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A101

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Airlines	$12,886,000	$—	$—
Banks	10,078,600	—	—
Biotechnology	39,407,400	—	—
Capital Markets	30,458,175	—	—
Chemicals	3,758,700	—	—
Commercial Services & Supplies	14,087,332	—	—
Communications Equipment	23,198,750	—	—
Containers & Packaging	8,748,600	—	—
Distributors	9,829,625	—	—
Diversified Consumer Services	5,886,000	—	—
Diversified Financial Services	7,438,600	—	—
Electrical Equipment	19,955,000	—	—
Electronic Equipment, Instruments & Components	26,503,588	—	—
Food & Staples Retailing	7,306,250	—	—
Food Products	20,024,000	—	—
Health Care Equipment & Supplies	24,423,128	—	—
Health Care Providers & Services	46,267,550	—	—
Health Care Technology	11,931,100	—	—
Hotels, Restaurants & Leisure	18,496,650	—	—
Household Durables	6,986,250	—	—
Independent Power & Renewable Electricity Producers	5,557,500	—	—
Industrial Conglomerates	13,365,650	—	—
Insurance	5,360,000	—	—
Internet & Catalog Retail	11,462,460	—	—
Internet Software & Services	24,354,530	—	—
IT Services	29,104,482	—	—
Leisure Products	6,664,950	—	—
Life Sciences Tools & Services	9,826,200	—	—
Machinery	15,927,823	—	—
Media	10,850,342	—	—
Multiline Retail	21,026,428	—	—
Oil, Gas & Consumable Fuels	18,598,700	—	—
Pharmaceuticals	31,788,200	—	—
Professional Services	11,663,750	—	—
Real Estate Management & Development	11,115,000	—	—
Road & Rail	15,210,250	—	—
Semiconductors & Semiconductor Equipment	49,590,270	—	—
Software	58,907,443	—	—
Specialty Retail	65,636,757	—	—
Textiles, Apparel & Luxury Goods	40,653,150	—	—
Trading Companies & Distributors	5,695,300	—	—
Wireless Telecommunication Services	25,410,650	—	—
Affiliated Money Market Mutual Fund	126,936,361	—	—

Total	$962,377,494	$—	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A102

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2015 were as follows:

Affiliated Money Market Mutual Fund (12.7% represents investments purchased with collateral from securities on loan)	14.8%
Specialty Retail	7.7
Software	6.9
Semiconductors & Semiconductor Equipment	5.8
Health Care Providers & Services	5.4
Textiles, Apparel & Luxury Goods	4.8
Biotechnology	4.6
Pharmaceuticals	3.7
Capital Markets	3.6
IT Services	3.4
Electronic Equipment, Instruments & Components	3.1
Wireless Telecommunication Services	3.0
Health Care Equipment & Supplies	2.9
Internet Software & Services	2.9
Communications Equipment	2.7
Multiline Retail	2.5
Food Products	2.3
Electrical Equipment	2.3
Oil, Gas & Consumable Fuels	2.2
Hotels, Restaurants & Leisure	2.2
Machinery	1.9
Road & Rail	1.8
Commercial Services & Supplies	1.6
Industrial Conglomerates	1.6

Airlines	1.5%
Health Care Technology	1.4
Professional Services	1.4
Internet & Catalog Retail	1.3
Real Estate Management & Development	1.3
Media	1.3
Banks	1.2
Distributors	1.1
Life Sciences Tools & Services	1.1
Containers & Packaging	1.0
Diversified Financial Services	0.9
Food & Staples Retailing	0.9
Household Durables	0.8
Leisure Products	0.8
Diversified Consumer Services	0.7
Trading Companies & Distributors	0.7
Independent Power & Renewable Electricity Producers	0.6
Insurance	0.6
Chemicals	0.4

112.7
Liabilities in excess of other assets	(12.7)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A103

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2015

ASSETS:
Investments at value, including securities on loan of $107,070,792:
Unaffiliated investments (cost $584,674,631)	$835,441,133
Affiliated investments (cost $126,936,361)	126,936,361
Receivable for investments sold	2,798,452
Dividends receivable	236,550
Receivable for fund share sold	215,677
Tax reclaim receivable	3,037
Prepaid expenses	939

Total Assets	965,632,149

LIABILITIES:
Payable to broker for collateral for securities on loan	108,567,772
Payable for investments purchased	2,966,135
Advisory fees payable	325,641
Payable for fund share repurchased	104,452
Accrued expenses and other liabilities	63,700
Distribution fee payable	11,875
Affiliated transfer agent fee payable	350

Total Liabilities	112,039,925

NET ASSETS	$853,592,224

Net assets were comprised of:
Paid-in capital	$492,616,564
Retained earnings	360,975,660

Net assets, June 30, 2015	$853,592,224

Net asset value and redemption price per share, $853,592,224 / 22,100,577 outstanding shares of beneficial interest	$38.62

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2015

INCOME
Unaffiliated dividend income (net of $8,250 foreign withholding tax)	$1,475,393
Affiliated income from securities lending, net	74,424
Affiliated dividend income	9,306

1,559,123

EXPENSES
Advisory fees	3,612,310
Distribution fee	411,098
Custodian and accounting fees	61,000
Audit fee	12,000
Trustees’ fees	8,000
Insurance expenses	5,000
Legal fees and expenses	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Shareholders’ reports	3,000
Loan interest expense	91
Miscellaneous	9,489

Total expenses	4,130,988
Less: advisory fee waivers and/or expense reimbursement	(20,555)

Net expenses	4,110,433

NET INVESTMENT LOSS	(2,551,310)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain on investment transactions	55,095,970

Net change in unrealized appreciation (depreciation) on:
Investments	29,265,956
Foreign currencies	(188)

29,265,768

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	84,361,738

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$81,810,428

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2015	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment loss	$(2,551,310)	$(4,739,995)
Net realized gain on investment transactions.	55,095,970	118,468,455
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	29,265,768	(58,295,648)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	81,810,428	55,432,812

FUND SHARE TRANSACTIONS:
Fund share sold [795,700 and 1,804,161 shares, respectively]	30,210,114	58,973,352
Fund share repurchased [1,344,950 and 5,903,118 shares, respectively]	(49,702,500)	(189,032,036)

NET DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(19,492,386)	(130,058,684)

TOTAL INCREASE (DECREASE) IN NET ASSETS	62,318,042	(74,625,872)
NET ASSETS:
Beginning of period	791,274,182	865,900,054

End of period	$853,592,224	$791,274,182

SEE NOTES TO FINANCIAL STATEMENTS.

A104

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

LONG-TERM INVESTMENTS — 98.9%
COMMON STOCKS	Shares	Value (Note 2)
Aerospace & Defense — 3.9%
AAR Corp.	94,700	$3,018,089
General Dynamics Corp.	61,800	8,756,442
Huntington Ingalls Industries, Inc.	33,890	3,815,675
L-3 Communications Holdings, Inc.	36,100	4,093,018
Northrop Grumman Corp.	33,400	5,298,242
Orbital ATK, Inc.	23,700	1,738,632
Raytheon Co.	28,900	2,765,152
Spirit AeroSystems Holdings, Inc. (Class A Stock)*	142,000	7,825,620
Vectrus, Inc.*	4,744	117,983

		37,428,853

Auto Components — 1.6%
Autoliv, Inc. (Sweden)(a)	34,900	4,074,575
Goodyear Tire & Rubber Co. (The)	192,100	5,791,815
Lear Corp.	50,700	5,691,582

		15,557,972

Banks — 7.1%
Banco Latinoamericano de Comercio Exterior SA (Panama)	116,300	3,742,534
BankUnited, Inc.	238,800	8,580,084
BB&T Corp.	119,400	4,813,014
CIT Group, Inc.	51,200	2,380,288
Comerica, Inc.	160,900	8,257,388
Fifth Third Bancorp	288,900	6,014,898
Huntington Bancshares, Inc.	1,170,100	13,233,831
KeyCorp	530,500	7,968,110
M&T Bank Corp.(a)	48,900	6,109,077
PNC Financial Services Group, Inc. (The)	22,600	2,161,690
Regions Financial Corp.	468,600	4,854,696

		68,115,610

Biotechnology — 0.4%
United Therapeutics Corp.*(a)	20,000	3,479,000

Building Products — 0.6%
Owens Corning	145,800	6,014,250

Capital Markets — 1.7%
Ameriprise Financial, Inc.	31,400	3,922,802
Ashford, Inc.*	2,279	198,888
State Street Corp.	154,900	11,927,300

		16,048,990

Chemicals — 3.7%
Ashland, Inc.	45,700	5,570,830
Cabot Corp.	77,800	2,901,162
Celanese Corp. (Class A Stock)	66,000	4,744,080
CF Industries Holdings, Inc.	94,500	6,074,460
Eastman Chemical Co.	70,500	5,768,310
Huntsman Corp.	301,600	6,656,312
Olin Corp.(a)	150,500	4,055,975

		35,771,129

Commercial Services & Supplies — 4.0%
ADT Corp. (The)(a)	388,800	13,052,016
Brink’s Co. (The)	115,500	3,399,165
Covanta Holding Corp.	411,200	8,713,328
Pitney Bowes, Inc.	205,300	4,272,293
RR Donnelley & Sons Co.(a)	229,278	3,996,316

COMMON STOCKS (continued)	Shares	Value (Note 2)
Commercial Services & Supplies (continued)
Tyco International PLC	132,800	$5,110,144

		38,543,262

Communications Equipment — 1.4%
Brocade Communications Systems, Inc.	610,300	7,250,364
Harris Corp.	74,700	5,745,177

		12,995,541

Construction & Engineering — 0.9%
KBR, Inc.	295,400	5,754,392
Tutor Perini Corp.*	113,100	2,440,698

		8,195,090

Consumer Finance — 0.8%
Discover Financial Services	44,600	2,569,852
Navient Corp.	95,000	1,729,950
Nelnet, Inc. (Class A Stock)	76,900	3,330,539

		7,630,341

Containers & Packaging — 1.2%
Avery Dennison Corp.	81,727	4,980,443
Owens-Illinois, Inc.*	70,600	1,619,564
Rock-Tenn Co. (Class A Stock)	76,600	4,611,320

		11,211,327

Electric Utilities — 4.2%
American Electric Power Co., Inc.	134,200	7,108,574
Edison International	276,100	15,345,638
Entergy Corp.	112,500	7,931,250
FirstEnergy Corp.	237,800	7,740,390
Portland General Electric Co.	74,000	2,453,840

		40,579,692

Electronic Equipment, Instruments & Components — 1.7%
Flextronics International Ltd.*	327,900	3,708,549
Ingram Micro, Inc. (Class A Stock)*	133,900	3,351,517
Itron, Inc.*	165,700	5,706,708
Tech Data Corp.*	59,100	3,401,796

		16,168,570

Energy Equipment & Services — 1.5%
Bristow Group, Inc.	41,000	2,185,300
Cameron International Corp.*	122,300	6,404,851
Helmerich & Payne, Inc.(a)	32,700	2,302,734
Noble Corp. PLC(a)	140,300	2,159,217
Superior Energy Services, Inc.	83,200	1,750,528

		14,802,630

Food & Staples Retailing — 2.0%
CVS Health Corp.	106,800	11,201,184
Kroger Co. (The)	75,300	5,460,003
SUPERVALU, Inc.*	346,900	2,806,421

		19,467,608

Food Products — 2.2%
Archer-Daniels-Midland Co.	75,500	3,640,610
Bunge Ltd.	20,600	1,808,680
ConAgra Foods, Inc.	110,200	4,817,944
Fresh Del Monte Produce, Inc.	77,500	2,996,150
Sanderson Farms, Inc.(a)	35,000	2,630,600

SEE NOTES TO FINANCIAL STATEMENTS.

A105

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Food Products (continued)
Tyson Foods, Inc. (Class A Stock)	118,300	$5,043,129

		20,937,113

Health Care Equipment & Supplies — 0.8%
Zimmer Biomet Holdings, Inc.	69,900	7,635,177

Health Care Providers & Services — 3.9%
Aetna, Inc.	71,300	9,087,898
Cardinal Health, Inc.	54,000	4,517,100
Chemed Corp.	16,900	2,215,590
CIGNA Corp.	65,000	10,530,000
Laboratory Corp. of America Holdings*	29,100	3,527,502
Owens & Minor, Inc.(a)	97,421	3,312,314
Select Medical Holdings Corp.	238,700	3,866,940

		37,057,344

Hotels, Restaurants & Leisure — 1.3%
Brinker International, Inc.(a)	75,400	4,346,810
Darden Restaurants, Inc.	107,400	7,633,992

		11,980,802

Household Durables — 0.5%
Whirlpool Corp.	29,400	5,087,670

Independent Power & Renewable Electricity Producers — 2.0%
AES Corp.	1,045,900	13,868,634
NRG Energy, Inc.	247,200	5,655,936

		19,524,570

Insurance — 8.9%
Aflac, Inc.	54,300	3,377,460
Allstate Corp. (The)	87,200	5,656,664
American Financial Group, Inc.	74,500	4,845,480
Aspen Insurance Holdings Ltd.	71,100	3,405,690
Endurance Specialty Holdings Ltd.	49,900	3,278,430
Everest Re Group Ltd.	31,700	5,769,717
Hartford Financial Services Group, Inc. (The)	166,900	6,938,033
HCC Insurance Holdings, Inc.	50,000	3,842,000
Lincoln National Corp.	184,700	10,937,934
Maiden Holdings Ltd.	189,700	2,993,466
Montpelier Re Holdings Ltd. (Bermuda)	84,700	3,345,650
PartnerRe Ltd.	58,900	7,568,650
Principal Financial Group, Inc.	64,300	3,297,947
StanCorp Financial Group, Inc.	52,100	3,939,281
Universal Insurance Holdings, Inc.	8,800	212,960
Unum Group	186,100	6,653,075
Validus Holdings Ltd.	138,500	6,092,615
XL Group PLC (Ireland)	92,000	3,422,400

		85,577,452

IT Services — 3.3%
Amdocs Ltd.	261,200	14,258,908
Convergys Corp.	152,500	3,887,225
Teradata Corp.*(a)	200,929	7,434,373
Xerox Corp.	577,900	6,148,856

		31,729,362

Machinery — 3.9%
AGCO Corp.(a)	131,600	7,472,248
Briggs & Stratton Corp.	70,400	1,355,904
Harsco Corp.	354,600	5,850,900
Manitowoc Co., Inc. (The)	192,100	3,765,160

COMMON STOCKS (continued)	Shares	Value (Note 2)
Machinery (continued)
Meritor, Inc.*	225,000	$2,952,000
Oshkosh Corp.(a)	51,700	2,191,046
Trinity Industries, Inc.	194,600	5,143,278
Valmont Industries, Inc.	56,800	6,751,816
Wabash National Corp.*	146,800	1,840,872

		37,323,224

Media — 1.0%
Gannett Co., Inc.*(a)	46,950	656,831
Starz (Class A Stock)*	135,200	6,046,144
TEGNA, Inc.	93,900	3,011,373

		9,714,348

Metals & Mining — 0.2%
Reliance Steel & Aluminum Co.	36,000	2,177,280

Multiline Retail — 2.7%
Dillard’s, Inc. (Class A Stock)	41,600	4,375,904
Kohl’s Corp.	252,402	15,802,889
Macy’s, Inc.	85,800	5,788,926

		25,967,719

Multi-Utilities — 2.3%
Ameren Corp.	158,700	5,979,816
CenterPoint Energy, Inc.	327,400	6,230,422
Public Service Enterprise Group, Inc.	245,000	9,623,600

		21,833,838

Oil, Gas & Consumable Fuels — 5.9%
Cabot Oil & Gas Corp.	229,700	7,244,738
Devon Energy Corp.	149,900	8,917,551
Energy Transfer Partners LP, MLP(a)	95,259	4,972,520
Hess Corp.	44,300	2,962,784
Marathon Petroleum Corp.	142,600	7,459,406
Murphy Oil Corp.(a)	38,600	1,604,602
ONEOK, Inc.	178,900	7,062,972
Southwestern Energy Co.*	79,800	1,813,854
Tesoro Corp.	80,900	6,828,769
Valero Energy Corp.	121,200	7,587,120

		56,454,316

Paper & Forest Products — 0.2%
Domtar Corp.	57,200	2,368,080

Personal Products — 0.2%
USANA Health Sciences, Inc.*	16,800	2,295,888

Pharmaceuticals — 0.2%
Lannett Co., Inc.*(a)	29,200	1,735,648

Real Estate Investment Trusts (REITs) — 8.3%
Ashford Hospitality Prime, Inc.	16,949	254,574
Ashford Hospitality Trust, Inc.	198,300	1,677,618
Brandywine Realty Trust	253,400	3,365,152
CBL & Associates Properties, Inc.	304,681	4,935,832
Corrections Corp. of America	145,304	4,806,656
DuPont Fabros Technology, Inc.	189,600	5,583,720
Franklin Street Properties Corp.	178,300	2,016,573
Government Properties Income Trust(a)	84,200	1,561,910
Hospitality Properties Trust	160,300	4,619,846
Inland Real Estate Corp.	251,700	2,371,014
Lexington Realty Trust	336,400	2,852,672
MFA Financial, Inc.	357,400	2,641,186
Omega Healthcare Investors, Inc.	180,131	6,183,897

SEE NOTES TO FINANCIAL STATEMENTS.

A106

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Investment Trusts (REITs) (continued)
Pennsylvania Real Estate Investment Trust	120,800	$2,577,872
PennyMac Mortgage Investment Trust	124,800	2,175,264
Piedmont Office Realty Trust, Inc. (Class A Stock)	160,400	2,821,436
Rouse Properties, Inc.(a)	145,500	2,378,925
Select Income REIT	107,600	2,220,864
Starwood Property Trust, Inc.(a)	347,200	7,489,104
Starwood Waypoint Residential Trust(a)	306,820	7,290,043
Summit Hotel Properties, Inc.	104,400	1,358,244
Sunstone Hotel Investors, Inc.	314,551	4,721,411
Two Harbors Investment Corp.	367,400	3,578,476

		79,482,289

Road & Rail — 0.8%
Hertz Global Holdings, Inc.*	437,500	7,927,500

Semiconductors & Semiconductor Equipment — 1.6%
Amkor Technology, Inc.*	321,928	1,925,129
OmniVision Technologies, Inc.*	76,618	2,007,009
ON Semiconductor Corp.*	484,900	5,668,481
Skyworks Solutions, Inc.	54,900	5,715,090

		15,315,709

Software — 3.6%
CA, Inc.	130,200	3,813,558
Cadence Design Systems, Inc.*(a)	269,400	5,296,404
Check Point Software Technologies Ltd. (Israel)*(a)	110,900	8,822,095
Nuance Communications, Inc.*	658,600	11,532,086
Symantec Corp.	232,800	5,412,600

		34,876,743

Specialty Retail — 4.0%
Best Buy Co., Inc.	313,211	10,213,811
Express, Inc.*	380,400	6,889,044
Foot Locker, Inc.	83,000	5,561,830
GameStop Corp. (Class A Stock)(a)	103,100	4,429,176
Group 1 Automotive, Inc.	22,610	2,053,666
Outerwall, Inc.	29,200	2,222,412
Staples, Inc.	436,300	6,679,753

		38,049,692

Technology Hardware, Storage & Peripherals — 2.1%
Lexmark International, Inc. (Class A Stock)	62,700	2,771,340
SanDisk Corp.	124,200	7,230,924
Seagate Technology PLC(a)	97,000	4,607,500
Western Digital Corp.	67,100	5,261,982

		19,871,746

Textiles, Apparel & Luxury Goods — 0.7%
Deckers Outdoor Corp.*	86,500	6,225,405

Thrifts & Mortgage Finance — 0.3%
Home Loan Servicing Solutions Ltd.	92,400	63,756
Radian Group, Inc.(a)	140,600	2,637,656

		2,701,412

Trading Companies & Distributors — 0.8%
AerCap Holdings NV (Netherlands)*	94,000	4,304,260
Aircastle Ltd.	165,598	3,754,107

		8,058,367

COMMON STOCKS (continued)	Shares	Value (Note 2)
Wireless Telecommunication Services — 0.5%
Telephone & Data Systems, Inc.	157,900	$4,642,260

TOTAL LONG-TERM INVESTMENTS (cost $734,905,069)		948,560,819

SHORT-TERM INVESTMENTS — 10.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $100,858,862; includes $93,267,595 of cash collateral for securities on loan)(b)(w)(Note 4)	100,858,862	100,858,862

TOTAL INVESTMENTS — 109.4% (cost $835,763,931)		1,049,419,681
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.4)%		(89,806,180)

NET ASSETS — 100.0%		$959,613,501

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $91,118,600; cash collateral of $93,267,595 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A107

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally for securities in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$37,428,853	$—	$—
Auto Components	15,557,972	—	—
Banks	68,115,610	—	—
Biotechnology	3,479,000	—	—
Building Products	6,014,250	—	—
Capital Markets	16,048,990	—	—
Chemicals	35,771,129	—	—
Commercial Services & Supplies	38,543,262	—	—
Communications Equipment	12,995,541	—	—
Construction & Engineering	8,195,090	—	—
Consumer Finance	7,630,341	—	—
Containers & Packaging	11,211,327	—	—
Electric Utilities	40,579,692	—	—
Electronic Equipment, Instruments & Components	16,168,570	—	—
Energy Equipment & Services	14,802,630	—	—
Food & Staples Retailing	19,467,608	—	—
Food Products	20,937,113	—	—
Health Care Equipment & Supplies	7,635,177	—	—
Health Care Providers & Services	37,057,344	—	—
Hotels, Restaurants & Leisure	11,980,802	—	—
Household Durables	5,087,670	—	—
Independent Power & Renewable Electricity Producers	19,524,570	—	—
Insurance	85,577,452	—	—
IT Services	31,729,362	—	—
Machinery	37,323,224	—	—
Media	9,714,348	—	—
Metals & Mining	2,177,280	—	—
Multiline Retail	25,967,719	—	—
Multi-Utilities	21,833,838	—	—
Oil, Gas & Consumable Fuels	56,454,316	—	—
Paper & Forest Products	2,368,080	—	—
Personal Products	2,295,888	—	—
Pharmaceuticals	1,735,648	—	—
Real Estate Investment Trusts (REITs)	79,482,289	—	—
Road & Rail	7,927,500	—	—
Semiconductors & Semiconductor Equipment	15,315,709	—	—
Software	34,876,743	—	—
Specialty Retail	38,049,692	—	—
Technology Hardware, Storage & Peripherals	19,871,746	—	—
Textiles, Apparel & Luxury Goods	6,225,405	—	—
Thrifts & Mortgage Finance	2,701,412	—	—
Trading Companies & Distributors	8,058,367	—	—
Wireless Telecommunication Services	4,642,260	—	—
Affiliated Money Market Mutual Fund	100,858,862	—	—

Total	$1,049,419,681	$—	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A108

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2015 were as follows:

Affiliated Money Market Mutual Fund (9.7% represents investments purchased with collateral from securities on loan)	10.5%
Insurance	8.9
Real Estate Investment Trusts (REITs)	8.3
Banks	7.1
Oil, Gas & Consumable Fuels	5.9
Electric Utilities	4.2
Commercial Services & Supplies	4.0
Specialty Retail	4.0
Aerospace & Defense	3.9
Machinery	3.9
Health Care Providers & Services	3.9
Chemicals	3.7
Software	3.6
IT Services	3.3
Multiline Retail	2.7
Multi-Utilities	2.3
Food Products	2.2
Technology Hardware, Storage & Peripherals	2.1
Independent Power & Renewable Electricity Producers	2.0
Food & Staples Retailing	2.0
Electronic Equipment, Instruments & Components	1.7
Capital Markets	1.7
Auto Components	1.6
Semiconductors & Semiconductor Equipment	1.6

Energy Equipment & Services	1.5%
Communications Equipment	1.4
Hotels, Restaurants & Leisure	1.3
Containers & Packaging	1.2
Media	1.0
Construction & Engineering	0.9
Trading Companies & Distributors	0.8
Road & Rail	0.8
Health Care Equipment & Supplies	0.8
Consumer Finance	0.8
Textiles, Apparel & Luxury Goods	0.7
Building Products	0.6
Household Durables	0.5
Wireless Telecommunication Services	0.5
Biotechnology	0.4
Thrifts & Mortgage Finance	0.3
Paper & Forest Products	0.2
Personal Products	0.2
Metals & Mining	0.2
Pharmaceuticals	0.2

109.4
Liabilities in excess of other assets	(9.4)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A109

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2015

ASSETS:
Investments at value, including securities on loan of $91,118,600:
Unaffiliated investments (cost $734,905,069)	$948,560,819
Affiliated investments (cost $100,858,862)	100,858,862
Cash	10,476
Receivable for investments sold	9,152,754
Dividends receivable	1,887,781
Receivable for fund share sold	967,964
Prepaid expenses	9,226

Total Assets	1,061,447,882

LIABILITIES:
Payable to broker for collateral for securities on loan	93,267,595
Payable for investments purchased	7,787,722
Advisory fees payable	369,742
Payable for fund share repurchased	323,335
Accrued expenses and other liabilities	72,293
Distribution fee payable	13,344
Affiliated transfer agent fee payable	350

Total Liabilities	101,834,381

NET ASSETS	$959,613,501

Net assets were comprised of:
Paid-in capital	$520,296,413
Retained earnings	439,317,088

Net assets, June 30, 2015	$959,613,501

Net asset value and redemption price per share, $959,613,501 / 34,045,134 outstanding shares of beneficial interest	$28.19

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2015

INCOME
Unaffiliated dividend income (net of $(10,476))	$10,050,527
Affiliated income from securities lending, net	271,050
Affiliated dividend income	11,840

10,333,417

EXPENSES
Advisory fees	4,319,818
Distribution fee	493,367
Custodian and accounting fees	73,000
Audit fee	12,000
Trustees’ fees	10,000
Insurance expenses	7,000
Legal fees and expenses	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Shareholders’ reports	2,000
Loan interest expense	219
Miscellaneous	7,907

Total expenses	4,934,311
Less: advisory fee waivers and/or expense reimbursement	(14,801)

Net expenses	4,919,510

NET INVESTMENT INCOME	5,413,907

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	63,648,336
Foreign currency transactions	(729)

63,647,607

Net change in unrealized appreciation (depreciation) on:
Investments	(44,284,189)
Foreign currencies	178

(44,284,011)

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	19,363,596

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$24,777,503

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2015	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$5,413,907	$10,156,393
Net realized gain on investment and foreign currency transactions	63,647,607	72,496,851
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(44,284,011)	45,656,640

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	24,777,503	128,309,884

FUND SHARE TRANSACTIONS:
Fund share sold [612,470 and 2,066,573 shares, respectively]	17,312,917	52,431,831
Fund share repurchased [2,685,486 and 5,233,231 shares, respectively]	(75,711,253)	(133,094,170)

NET DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(58,398,336)	(80,662,339)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(33,620,833)	47,647,545
NET ASSETS:
Beginning of period	993,234,334	945,586,789

End of period	$959,613,501	$993,234,334

SEE NOTES TO FINANCIAL STATEMENTS.

A110

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

LONG-TERM INVESTMENTS — 99.4%
COMMON STOCKS — 93.4%	Shares	Value (Note 2)
Argentina — 0.6%
Arcos Dorados Holdings, Inc. (Class A Stock)(a)	57,700	$303,502
Banco Macro SA, ADR*	4,690	213,864
BBVA Banco Frances SA, ADR	8,100	128,628
Grupo Financiero Galicia SA, ADR(a)	12,630	237,318
MercadoLibre, Inc.	4,800	680,160
Pampa Energia SA, ADR*	32,900	454,349
Petrobras Argentina SA (Class B Stock)	96,144	89,409
Petrobras Argentina SA, ADR	52,516	350,282
Telecom Argentina SA, ADR	34,030	612,200
Transportadora de Gas del Sur SA (Class B Stock), ADR	68,030	307,496

		3,377,208

Bahrain — 0.7%
Ahli United Bank BSC(g)	2,779,823	1,985,587
Al Salam Bank-Bahrain BSC	2,238,930	792,616
Gulf Finance House EC*	2,402,120	464,966
Ithmaar Bank BSC*	4,705,000	666,791

		3,909,960

Belgium
Viohalco SA*	37,903	99,302

Botswana — 0.8%
Barclays Bank of Botswana Ltd.(g)	272,230	117,594
Botswana Insurance Holdings Ltd.(g)	425,050	595,212
First National Bank of Botswana Ltd.(g)	2,633,108	1,049,299
Letshego Holdings Ltd.(g)	3,682,904	1,194,620
Sechaba Breweries Ltd.(g)	464,634	1,342,474
Standard Chartered Bank Botswana Ltd.	245,110	314,902

		4,614,101

Brazil — 3.8%
AMBEV SA	64,600	396,023
AMBEV SA, ADR	291,000	1,775,100
Banco do Brasil SA	98,775	767,237
BM&FBovespa SA	130,799	493,478
BR Malls Participacoes SA	33,100	156,499
BR Properties SA	20,100	67,881
BRF SA	57,360	1,211,735
CCR SA	142,500	686,123
CETIP SA – Mercados Organizados	35,500	389,357
Cia de Saneamento Basico do Estado de Sao Paulo	7,200	37,979
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	46,200	239,316
Cia de Saneamento de Minas Gerais-COPASA	19,000	83,783
Cia Energetica de Minas Gerais, ADR	123,396	470,139
Cia Hering	25,600	99,301
Cia Paranaense de Energia, ADR	15,400	169,400
Cia Siderurgica Nacional SA	52,700	87,633
Cielo SA	233,078	3,294,778
Cosan SA Industria e Comercio	13,900	112,350
CPFL Energia SA	8,462	52,093
CPFL Energia SA, ADR(a)	52,320	640,918
Cyrela Brazil Realty SA Empreendimentos e Participacoes	79,900	255,446
EcoRodovias Infraestrutura e Logistica SA	22,700	56,803

COMMON STOCKS (continued)	Shares	Value (Note 2)
Brazil (continued)
EDP – Energias do Brasil SA	41,100	$151,493
Embraer SA, ADR	30,200	914,758
Estacio Participacoes SA	72,100	416,260
Even Construtora e Incorporadora SA	64,600	68,774
Hypermarcas SA*	29,500	215,099
Iochpe-Maxion SA	19,300	78,836
JBS SA	102,267	538,455
Kroton Educacional SA	227,900	870,815
Light SA	26,100	142,374
Localiza Rent A Car SA	27,615	273,388
Lojas Renner SA	17,200	628,452
Marfrig Global Foods SA*	85,440	156,090
MRV Engenharia e Participacoes SA	85,500	214,499
Multiplan Empreendimentos Imobiliarios SA	13,200	204,171
Natura Cosmeticos SA	15,100	135,162
Odontoprev SA	105,700	368,187
PDG Realty SA Empreendimentos e Participacoes*	162,300	19,837
Qualicorp SA	64,500	406,405
Rumo Logistica Operadora Multimodal SA*	315,572	129,919
Souza Cruz SA	38,900	307,161
Tim Participacoes SA	331,633	1,089,052
Totvs SA	24,500	307,245
Tractebel Energia SA	27,600	300,758
Ultrapar Participacoes SA	29,900	631,736
WEG SA	132,860	817,475

		20,929,773

Bulgaria — 0.2%
CB First Investment Bank AD*(g)	155,563	219,871
Central Cooperative Bank AD*(g)	87,402	50,260
Chimimport AD*(g)	265,946	235,837
Corporate Commercial Bank AD*(g)	3,940	831
Industrial Holding Bulgaria PLC*(g)	72,512	40,988
MonBat AD(g)	48,227	230,876
Olovno Tzinkov Komplex AD*(g)	9,086	—
Petrol AD*(g)	90,727	32,523
Sopharma AD Sofia(g)	197,237	347,341

		1,158,527

Chile — 3.1%
AES Gener SA	528,062	300,808
Aguas Andinas SA (Class A Stock)	561,800	319,666
Almendral SA	2,494,900	200,989
Antarchile SA	50,600	562,376
Banco de Chile	11,386,867	1,248,098
Banco de Credito e Inversiones	12,798	562,630
Banco Santander Chile	19,296,850	975,294
Banmedica SA	110,559	207,533
Besalco SA*	115,400	51,989
CAP SA	20,750	71,140
Cencosud SA	278,322	669,688
Cia Cervecerias Unidas SA, ADR(a)	22,650	479,727
Colbun SA	1,591,750	453,043
Corpbanca SA	66,000,900	728,692
E.CL SA	98,700	133,919
Embotelladora Andina SA (Class B Stock), ADR(a)	9,150	182,451
Empresa Nacional de Electricidad SA	769,400	1,065,564

SEE NOTES TO FINANCIAL STATEMENTS.

A111

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Chile (continued)
Empresa Nacional de Telecomunicaciones SA	23,550	$260,725
Empresas CMPC SA	375,220	1,020,993
Empresas COPEC SA	143,050	1,519,236
Enersis SA	3,954,600	1,257,133
Forus SA	18,500	66,236
Latam Airlines Group SA, ADR*(a)	67,183	472,968
Masisa SA	2,748,650	83,843
Parque Arauco SA	180,832	343,744
Quinenco SA	97,600	203,818
Ripley Corp. SA	341,500	141,536
SACI Falabella	234,150	1,636,001
Salfacorp SA	212,800	143,137
Sigdo Koppers SA	133,519	197,373
Sociedad Quimica y Minera de Chile SA, ADR	32,600	522,252
Sonda SA	311,725	651,074
Vina Concha y Toro SA	139,650	243,376

		16,977,052

China — 8.3%
AAC Technologies Holdings, Inc.	86,500	487,800
Agricultural Bank of China Ltd. (Class H Stock)*	503,000	270,219
Air China Ltd. (Class H Stock)(g)	390,000	439,757
Aluminum Corp. of China Ltd. (Class H Stock)*	1,066,000	533,148
Anhui Conch Cement Co. Ltd. (Class H Stock)	132,000	462,493
AviChina Industry & Technology Co. Ltd. (Class H Stock)	172,000	167,845
Baidu, Inc., ADR*	5,600	1,114,848
Bank of China Ltd. (Class H Stock)	816,000	529,569
Bank of Communications Co. Ltd. (Class H Stock)	371,800	386,999
BBMG Corp. (Class H Stock)	342,000	345,821
Beijing Capital International Airport Co. Ltd. (Class H Stock)	146,000	168,107
Beijing Enterprises Holdings Ltd.	29,000	217,919
Brilliance China Automotive Holdings Ltd.	350,000	545,474
BYD Co. Ltd. (Class H Stock)	59,000	353,499
CGN Power Co. Ltd. (Class H Stock)	294,000	153,654
China Agri-Industries Holdings Ltd.*	804,000	457,578
China CITIC Bank Corp. Ltd. (Class H Stock)*	179,000	142,520
China Coal Energy Co. Ltd. (Class H Stock)	437,000	260,597
China Communications Construction Co. Ltd. (Class H Stock)	229,000	341,935
China Communications Services Corp. Ltd. (Class H Stock)	396,000	199,982
China Construction Bank Corp. (Class H Stock)	938,670	856,213
China Everbright Ltd.	48,000	166,215
China Life Insurance Co. Ltd. (Class H Stock)	95,000	412,323
China Longyuan Power Group Corp. Ltd. (Class H Stock)	395,000	438,431
China Mengniu Dairy Co. Ltd.	158,000	787,804
China Merchants Bank Co. Ltd. (Class H Stock)	98,769	286,890

COMMON STOCKS (continued)	Shares	Value (Note 2)
China (continued)
China Merchants Holdings International Co. Ltd.	148,000	$634,010
China Minsheng Banking Corp Ltd. (Class H Stock)	158,300	207,142
China Mobile Ltd.	316,000	4,042,877
China National Building Material Co. Ltd. (Class H Stock)	516,000	487,197
China Oilfield Services Ltd. (Class H Stock)	138,000	219,458
China Overseas Land & Investment Ltd.	90,720	319,345
China Pacific Insurance Group Co. Ltd. (Class H Stock)	44,200	211,748
China Petroleum & Chemical Corp. (Class H Stock)	1,509,000	1,294,815
China Railway Group Ltd. (Class H Stock)	363,000	391,340
China Resources Enterprise Ltd.	178,000	573,319
China Resources Land Ltd.	54,444	176,200
China Resources Power Holdings Co. Ltd.	187,400	522,292
China Shanshui Cement Group Ltd.*(g)	551,000	359,158
China Shenhua Energy Co. Ltd. (Class H Stock)	307,500	700,310
China Shipping Container Lines Co. Ltd. (Class H Stock)*	1,105,000	431,030
China Shipping Development Co. Ltd. (Class H Stock)	590,000	445,977
China Taiping Insurance Holdings Co. Ltd.*	39,800	142,491
China Telecom Corp. Ltd. (Class H Stock)	1,682,000	985,148
China Unicom Hong Kong Ltd.	564,052	881,831
China Vanke Co. Ltd. (Class H Stock)	47,600	116,870
China Yurun Food Group Ltd.*	741,000	281,959
Chongqing Changan Automobile Co. Ltd. (Class B Stock)	203,704	520,211
CITIC Ltd.	343,000	615,116
CNOOC Ltd. (Class H Stock)	995,000	1,411,385
COSCO Pacific Ltd.	252,000	341,634
Country Garden Holdings Co. Ltd.	546,831	240,070
Ctrip.com International Ltd., ADR*	15,000	1,089,300
Datang International Power Generation Co. Ltd. (Class H Stock)	892,000	456,905
Dongfeng Motor Group Co. Ltd. (Class H Stock)	322,000	431,378
Golden Eagle Retail Group Ltd.	242,000	324,059
Guangdong Investment Ltd.	306,000	428,199
Guangzhou Automobile Group Co. Ltd. (Class H Stock)	187,909	173,797
Huaneng Power International, Inc. (Class H Stock)	402,000	559,485
Industrial & Commercial Bank of China Ltd. (Class H Stock)	1,003,000	795,907
Inner Mongolia Yitai Coal Co. Ltd. (Class B Stock)	201,784	289,762
Jiangsu Expressway Co. Ltd. (Class H Stock)	160,000	209,907
Jiangxi Copper Co. Ltd. (Class H Stock)	129,000	214,941
Kunlun Energy Co. Ltd.	374,000	380,095
Lenovo Group Ltd.	486,000	671,926
Li Ning Co. Ltd.*	350,979	160,179
Mindray Medical International Ltd., ADR	16,000	456,000
NetEase, Inc., ADR	2,600	376,649
New Oriental Education & Technology Group, Inc., ADR*	16,800	411,936

SEE NOTES TO FINANCIAL STATEMENTS.

A112

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
China (continued)
NVC Lighting Holdings Ltd.(g)	1,254,000	$—
PetroChina Co. Ltd. (Class H Stock)	1,322,000	1,472,308
PICC Property & Casualty Co. Ltd. (Class H Stock)	100,000	227,640
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	30,000	404,866
Real Gold Mining Ltd.*(g)	209,000	—
Shandong Weigao Group Medical Polymer Co. Ltd. (Class H Stock)	120,000	89,542
Shanghai Electric Group Co. Ltd. (Class H Stock)	214,000	174,436
Shanghai Industrial Holdings Ltd.	85,000	287,794
Sihuan Pharmaceutical Holdings Group Ltd.(g)	758,000	215,749
SINA Corp.*	6,900	369,599
Sino-Ocean Land Holdings Ltd.	161,500	121,785
Sinopharm Group Co. Ltd. (Class H Stock)	245,200	1,088,855
Sohu.com, Inc.*	5,500	324,995
Tencent Holdings Ltd.	115,900	2,317,598
Tingyi Cayman Islands Holding Corp.	192,000	391,725
Tsingtao Brewery Co. Ltd. (Class H Stock)	30,000	181,887
Want Want China Holdings Ltd.	753,400	795,463
Weichai Power Co. Ltd. (Class H Stock)	52,000	173,090
WuXi PharmaTech Cayman, Inc., ADR*	5,000	211,300
Yangzijiang Shipbuilding Holdings Ltd.	330,000	346,604
Yantai Changyu Pioneer Wine Co. Ltd. (Class B Stock)	108,690	447,433
Zhejiang Expressway Co. Ltd. (Class H Stock)	282,000	391,090
Zhongsheng Group Holdings Ltd.	270,000	189,624
Zijin Mining Group Co. Ltd. (Class H Stock)	1,492,000	525,187
ZTE Corp. (Class H Stock)	132,730	337,023

		45,596,591

Colombia — 1.3%
Almacenes Exito SA	58,958	511,455
Banco de Bogota SA	14,911	343,411
Bancolombia SA	23,100	236,390
BanColombia SA, ADR	20,700	890,100
Cementos Argos SA	100,771	354,700
Corporacion Financiera Colombiana SA	16,100	224,207
Ecopetrol SA	578,800	382,132
Ecopetrol SA, ADR	55,700	738,582
Empresa de Energia de Bogota SA	635,800	388,038
Grupo Argos SA	73,418	478,516
Grupo Aval Acciones y Valores SA	660,800	322,129
Grupo de Inversiones Suramericana SA	29,900	423,041
Grupo Nutresa SA	75,282	660,578
Grupo Odinsa SA*	46,346	159,752
Interconexion Electrica SA ESP	135,800	382,085
Isagen SA ESP	384,100	403,972

		6,899,088

Croatia — 0.5%
Atlantska Plovidba dd*(g)	2,227	65,189
Ericsson Nikola Tesla(g)	2,615	449,727
Hrvatski Telekom dd(g)	60,545	1,372,717
Koncar-Elektroindustrija dd(g)	1,210	120,277
Petrokemija dd Tvornica Gnojiva*(g)	14,297	33,379
Podravka prehrambena industija dd*(g)	12,296	558,939

COMMON STOCKS (continued)	Shares	Value (Note 2)
Croatia (continued)
Zagrebacka Banka dd(g)	55,500	$337,300

		2,937,528

Czech Republic — 1.2%
CEZ A/S	114,550	2,659,663
Komercni Banka A/S	11,500	2,549,298
Pegas Nonwovens SA	17,607	594,496
Philip Morris CR A/S	800	344,024
Unipetrol A/S*	76,800	499,005

		6,646,486

Egypt — 0.1%
Global Telecom Holding SAE, GDR*	343,100	590,132

Estonia — 0.7%
Merko Ehitus A/S(g)	32,608	305,366
Nordecon A/S(g)	60,000	70,236
Olympic Entertainment Group A/S(g)	350,536	722,972
Tallink Group A/S*(g)	2,334,200	1,891,863
Tallinna Kaubamaja Grupp A/S(g)	88,428	593,476
Tallinna Vesi A/S (Class A Stock)	21,500	313,998

		3,897,911

Ghana — 0.4%
CAL Bank Ltd.(g)	1,140,075	288,294
Ghana Commercial Bank Ltd.(g)	1,190,800	1,335,912
Standard Chartered Bank Ghana Ltd.(g)	78,000	356,725

		1,980,931

Greece — 1.2%
Aegean Marine Petroleum Network, Inc.	14,800	182,928
Alpha Bank A.E.*	714,300	215,496
Athens Water Supply & Sewage Co. SA (The)	17,471	104,211
Costamare, Inc.	9,200	169,004
Diana Shipping, Inc.*(a)	37,900	267,195
DryShips, Inc.*(a)	252,100	151,563
Ellaktor SA*	85,344	159,821
Eurobank Ergasias SA*	1,471,069	196,527
FF Group*	8,616	220,614
Frigoglass SAIC*	12,982	28,741
GEK Terna Holding Real Estate Construction SA*	47,389	85,630
Hellenic Exchanges – Athens Stock Exchange SA Holding	28,659	136,637
Hellenic Petroleum SA	27,540	133,655
Hellenic Telecommunications Organization SA	129,000	1,087,170
Intralot SA-Integrated Lottery Systems & Services*	40,700	73,762
Jumbo SA	35,963	266,596
Marfin Investment Group Holdings SA*	145,802	19,594
Metka SA	12,200	100,052
Motor Oil Hellas Corinth Refineries SA	22,778	206,787
Mytilineos Holdings SA*	45,865	273,616
National Bank of Greece SA*	223,468	246,015
OPAP SA	72,300	576,603
Piraeus Bank SA*	287,900	106,276
Public Power Corp. SA*	168,310	794,678
StealthGas, Inc.*	10,300	69,525

SEE NOTES TO FINANCIAL STATEMENTS.

A113

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Greece (continued)
Titan Cement Co. SA	32,861	$745,454

		6,618,150

Hong Kong — 0.3%
China High Speed Transmission Equipment Group Co. Ltd.*	165,000	142,945
Kingboard Chemical Holdings Ltd.	165,000	284,997
Nine Dragons Paper Holdings Ltd.	289,000	252,099
Shimao Property Holdings Ltd.	89,000	175,196
Sino Biopharmaceutical Ltd.	532,000	616,786

		1,472,023

Hungary — 1.4%
Magyar Telekom Telecommunications PLC*	747,590	1,044,300
MOL Hungarian Oil & Gas PLC	39,280	2,009,819
OTP Bank PLC	127,600	2,521,890
Richter Gedeon Nyrt	147,000	2,208,188

		7,784,197

India — 5.8%
ACC Ltd.	6,400	144,991
Adani Enterprises Ltd.*	25,200	35,861
Adani Power Ltd.*	413,761	189,296
Adani Transmissions Ltd.*	25,200	9,193
Ambuja Cements Ltd.	111,900	403,575
Apollo Hospitals Enterprise Ltd.	17,200	354,989
Asian Paints Ltd.	40,000	474,079
Axis Bank Ltd.	39,700	348,020
Bajaj Auto Ltd.	11,100	442,707
Bharat Heavy Electricals Ltd.	56,100	218,078
Bharti Airtel Ltd.*	227,780	1,500,447
Bharti Infratel Ltd.	16,955	119,015
Bosch Ltd.	500	171,579
Cairn India Ltd.*	63,680	181,468
Cipla Ltd.	37,410	361,204
Coal India Ltd.	56,952	376,236
Colgate-Palmolive India Ltd.	8,400	268,835
Crompton Greaves Ltd.	59,700	151,986
DLF Ltd.	54,830	100,172
Dr. Reddy’s Laboratories Ltd.	11,300	629,052
Essar Oil Ltd.*	102,263	224,584
GAIL India Ltd.*	71,300	439,117
Glenmark Pharmaceuticals Ltd.	20,690	323,005
Godrej Consumer Products Ltd.	11,200	217,591
HCL Technologies Ltd.	25,736	371,713
HDFC Bank Ltd.	27,848	466,180
Hero MotoCorp Ltd.	10,700	423,887
Hindalco Industries Ltd.	199,300	349,531
Hindustan Unilever Ltd.	65,500	942,692
Housing Development Finance Corp. Ltd.	43,514	885,117
ICICI Bank Ltd., ADR	37,500	390,750
Idea Cellular Ltd.	185,260	511,470
IDFC Ltd.	40,681	94,190
IFCI Ltd.*	352,400	142,478
Indian Oil Corp. Ltd.*	19,439	117,557
Infosys Ltd., ADR	83,920	1,330,132
ITC Ltd.	221,540	1,095,039
Jaiprakash Associates Ltd.*	202,105	35,326
Jindal Steel & Power Ltd.*	79,160	106,740
JSW Energy Ltd.	94,200	145,098

COMMON STOCKS (continued)	Shares	Value (Note 2)
India (continued)
Kotak Mahindra Bank Ltd.	9,858	$214,232
Larsen & Toubro Ltd., GDR, RegS	26,293	736,730
LIC Housing Finance Ltd.	35,100	248,143
Lupin Ltd.	20,599	609,585
Mahindra & Mahindra Ltd., GDR	24,860	504,658
Maruti Suzuki India Ltd.	9,690	611,764
Mundra Port & Special Economic Zone Ltd.*	167,389	807,883
Nestle India Ltd.	4,700	468,834
NHPC Ltd.	846,600	260,342
NTPC Ltd.	366,500	791,038
Oil & Natural Gas Corp. Ltd.*	144,204	700,024
Oil India Ltd.	28,200	197,646
Oracle Financial Services Software Ltd.	7,600	451,143
Power Grid Corp. of India Ltd.	348,290	760,485
Reliance Communications Ltd.*	157,500	153,393
Reliance Industries Ltd., GDR, 144A	60,299	1,878,314
Reliance Infrastructure Ltd.	49,750	302,767
Reliance Power Ltd.*	148,647	104,489
Rural Electrification Corp. Ltd.	45,700	197,319
Siemens Ltd.	18,100	382,829
State Bank of India, GDR, RegS	5,676	234,703
Steel Authority of India Ltd.*	221,400	213,233
Sun Pharmaceutical Industries Ltd.	81,300	1,116,598
Suzlon Energy Ltd.*	890,100	309,293
Tata Communications Ltd.	48,000	333,538
Tata Consultancy Services Ltd.	21,409	857,621
Tata Motors Ltd., ADR	18,790	647,691
Tata Power Co. Ltd.	310,422	360,922
Tata Steel Ltd.	44,690	213,248
Tech Mahindra Ltd.	21,808	163,628
Titan Co. Ltd.	45,100	259,103
UltraTech Cement Ltd.	12,300	577,712
Vedanta Ltd.	166,972	453,443
Wipro Ltd.	31,974	274,421
Yes Bank Ltd.	8,900	117,805
Zee Entertainment Enterprises Ltd.	75,800	437,495

		32,045,052

Indonesia — 2.8%
Adaro Energy Tbk PT	6,554,100	372,464
AKR Corporindo Tbk PT	1,184,900	525,722
Astra Agro Lestari Tbk PT	44,000	75,578
Astra International Tbk PT	2,103,600	1,113,466
Bank Central Asia Tbk PT	1,559,500	1,574,903
Bank Danamon Indonesia Tbk PT	558,500	179,934
Bank Mandiri Persero Tbk PT	959,000	720,909
Bank Negara Indonesia Persero Tbk PT	1,173,000	465,050
Bank Pembangunan Daerah Jawa Barat
Dan Banten Tbk PT	1,379,700	84,745
Bank Rakyat Indonesia Persero Tbk PT	1,087,500	841,690
Bank Tabungan Negara Persero Tbk PT	1,200,100	106,815
Berlian Laju Tanker Tbk PT*(g)	6,511,500	—
Borneo Lumbung Energi & Metal Tbk PT*(g)	5,543,500	20,789
Bumi Resources Tbk PT*	7,746,000	34,752
Bumi Serpong Damai Tbk PT	1,852,000	231,445
Charoen Pokphand Indonesia Tbk PT	1,426,500	293,513
Energi Mega Persada Tbk PT*	23,809,500	99,842
Gudang Garam Tbk PT	119,500	403,360
Indo Tambangraya Megah Tbk PT	145,000	139,357
Indocement Tunggal Prakarsa Tbk PT	331,500	518,130

SEE NOTES TO FINANCIAL STATEMENTS.

A114

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Indonesia (continued)
Indofood Sukses Makmur Tbk PT	771,000	$379,390
Indosat Tbk PT*	466,000	139,809
Jasa Marga Persero Tbk PT	731,000	299,360
Kalbe Farma Tbk PT	4,300,500	539,481
Lippo Karawaci Tbk PT	4,767,000	421,439
Perusahaan Gas Negara Persero Tbk PT	2,693,500	870,021
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,026,200	119,439
Semen Indonesia Persero Tbk PT	701,000	629,712
Tambang Batubara Bukit Asam Persero Tbk PT	232,500	146,023
Telekomunikasi Indonesia Persero Tbk PT	7,205,300	1,579,360
Unilever Indonesia Tbk PT	196,500	580,917
United Tractors Tbk PT	757,500	1,155,281
Vale Indonesia Tbk PT	1,106,500	224,361
Xl Axiata Tbk PT*	775,800	213,980

		15,101,037

Jordan — 0.8%
Al Eqbal Co. for Investment PLC(g)	19,949	388,443
Arab Bank PLC	175,896	1,526,078
Arab Potash (The)(g)	23,463	711,652
Cairo Amman Bank	52,092	177,842
Capital Bank of Jordan(g)	200,070	391,462
Jordan Dubai Islamic Bank*(g)	249,882	324,316
Jordan Telecommunications Co. PSC(g)	66,633	282,323
Jordanian Electric Power Co.	95,667	349,549

		4,151,665

Kazakhstan — 0.6%
Halyk Savings Bank of Kazakhstan JSC, GDR, RegS	93,891	798,073
Kazkommertsbank JSC, GDR, RegS*(g)	231,100	739,520
KazMunaiGas Exploration Production JSC, GDR, RegS	73,530	727,947
KCell JSC, GDR, RegS	80,097	695,672
Nostrum Oil & Gas PLC	18,029	167,843

		3,129,055

Kenya — 0.7%
ARM Cement Ltd.	451,200	340,700
Bamburi Cement Co. Ltd.	39,100	60,623
Barclays Bank of Kenya Ltd.	1,106,400	173,214
Co-operative Bank of Kenya Ltd. (The)	866,238	189,687
East African Breweries Ltd.	247,400	757,207
Equity Group Holdings Ltd.	906,100	433,322
Kenya Airways Ltd.*	628,600	46,516
Kenya Commercial Bank Ltd.	803,940	445,172
Kenya Electricity Generating Co. Ltd.(g)	1,664,200	154,985
Kenya Power & Lighting Co. Ltd.	1,162,905	214,843
Safaricom Ltd.	5,771,800	955,914
Standard Chartered Bank Kenya Ltd.(g)	62,098	186,294

		3,958,477

Kuwait — 1.5%
Agility Public Warehousing Co. KSC	197,938	470,418
Al Ahli Bank of Kuwait KSCP	175,382	214,062
ALAFCO Aviation Lease & Finance Co. KSCP	241,500	170,578
Boubyan Petrochemicals Co. KSCP	175,875	366,965
Burgan Bank SAK	95,050	133,586

COMMON STOCKS (continued)	Shares	Value (Note 2)
Kuwait (continued)
Commercial Bank of Kuwait KPSC	233,100	$485,625
Gulf Bank KSCP*	216,628	192,968
Gulf Cable & Electrical Industries Co. KSC	67,500	131,696
Kuwait Cement Co. KSC(g)	169,050	212,431
Kuwait Finance House KSCP	323,205	681,737
Kuwait Food Co. Americana SAK	87,500	781,250
Kuwait International Bank KSCP	170,317	136,062
Kuwait Portland Cement Co. KSC(g)	69,300	265,317
Kuwait Projects Co.Holding KSCP	158,203	329,210
Mabanee Co. SAKC	100,726	329,079
Mobile Telecommunications Co. KSC	733,177	1,005,965
National Bank of Kuwait SAKP	350,944	995,677
National Industries Group Holding SAK	464,625	248,617
Qurain Petrochemical Co. KSC(g)	600,000	381,286
Sultan Center Food Products Co. KSC*(g)	430,000	123,710
VIVA Kuwait Telecom Co.*	106,976	328,994

		7,985,233

Latvia — 0.1%
Grindeks A/S(g)	52,160	327,388
Latvian Shipping Co. JSC*(g)	332,621	141,285
Ventspils Nafta*(g)	78,610	94,650

		563,323

Lebanon — 0.3%
Bank Audi Sal	72,521	451,806
Byblos Bank SAL	118,400	190,624
Solidere, GDR, RegS*(g)	85,319	968,371

		1,610,801

Lithuania — 0.2%
Apranga PVA(g)	78,286	236,521
Klaipedos Nafta AB(g)	513,391	216,923
Pieno Zvaigzdes(g)	111,220	190,572
Rokiskio Suris*(g)	145,010	232,797
Siauliu Bankas AB	564,920	182,013

		1,058,826

Luxembourg — 0.1%
Adecoagro SA*	43,900	404,758

Malaysia — 2.7%
AirAsia Bhd	263,500	107,551
Alliance Financial Group Bhd	116,300	135,193
AMMB Holdings Bhd	160,300	255,927
Axiata Group Bhd	362,225	614,187
Batu Kawan Bhd(g)	113,700	549,398
Berjaya Corp. Bhd	807,700	87,684
Berjaya Sports Toto Bhd	142,371	123,730
Boustead Holdings Bhd	131,760	144,926
British American Tobacco Malaysia Bhd	13,000	213,422
Bumi Armada Bhd	198,150	59,795
CIMB Group Holdings Bhd	244,700	354,537
Dialog Group Bhd	695,720	292,884
DiGi.Com Bhd	344,600	489,096
Felda Global Ventures Holdings Bhd	303,600	130,967
Gamuda Bhd	257,200	318,112
Genting Bhd	247,500	528,592
Genting Malaysia Bhd	345,400	384,221
Hong Leong Bank Bhd	54,000	191,592
Hong Leong Financial Group Bhd	43,900	176,272

SEE NOTES TO FINANCIAL STATEMENTS.

A115

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Malaysia (continued)
IHH Healthcare Bhd	319,500	$478,969
IJM Corp. Bhd	156,640	270,730
IOI Corp. Bhd	246,946	265,730
IOI Properties Group Bhd	123,472	60,471
Kian Joo Can Factory Bhd*	294,600	245,955
Kuala Lumpur Kepong Bhd	72,800	412,301
Kulim Malaysia Bhd	328,900	217,930
Lafarge Malaysia Bhd	80,600	180,725
Magnum Bhd	177,450	124,597
Malayan Banking Bhd	274,850	665,523
Malaysia Airports Holdings Bhd	84,400	138,773
Malaysia Marine & Heavy Engineering Holdings Bhd*	205,700	65,902
Malaysian Resources Corp. Bhd	273,300	85,369
Maxis Bhd	178,700	301,310
MMC Corp. Bhd	347,200	230,976
Parkson Holdings Bhd*	210,707	86,561
Petronas Chemicals Group Bhd	430,200	719,619
Petronas Dagangan Bhd	74,600	406,705
Petronas Gas Bhd	59,200	333,579
PPB Group Bhd	58,500	234,160
Public Bank Bhd	124,437	617,403
RHB Capital Bhd	131,100	256,029
SapuraKencana Petroleum Bhd	629,605	393,255
Sime Darby Bhd	550,600	1,243,111
Tan Chong Motor Holdings Bhd	144,700	113,137
Telekom Malaysia Bhd	269,800	466,771
Tenaga Nasional Bhd	202,300	677,682
UEM Sunrise Bhd	189,900	49,046
UMW Holdings Bhd	47,000	126,214
WCT Holdings Bhd	208,830	78,508
YTL Corp. Bhd	668,441	274,605

		14,979,732

Mauritius — 0.8%
CIM Financial Services Ltd.	202,500	55,391
ENL Land Ltd.*(g)	81,712	106,378
Lux Island Resorts Ltd.	109,833	198,768
MCB Group Ltd.	370,692	2,301,578
New Mauritius Hotels Ltd.*(g)	985,716	578,174
Omnicane Ltd.(g)	55,089	115,064
Rogers & Co. Ltd.(g)	155,102	134,466
SBM Holdings Ltd.	32,725,902	852,091

		4,341,910

Mexico — 5.7%
Alfa SAB de CV (Class A Stock)	896,700	1,718,378
America Movil SAB de CV (Class L Stock)	793,390	848,033
America Movil SAB de CV (Class L Stock), ADR	239,300	5,099,483
Arca Continental SAB de CV	55,399	314,612
Bolsa Mexicana de Valores SAB de CV	318,800	551,701
Cemex SAB de CV, ADR*	130,815	1,198,269
Cemex SAB de CV, UTS*	1,314,291	1,205,794
Coca-Cola Femsa SAB de CV (Class L Stock)	58,300	463,284
Empresas ICA SAB de CV*	265,500	205,913
Fomento Economico Mexicano SAB de CV, ADR	7,800	694,902

COMMON STOCKS (continued)	Shares	Value (Note 2)
Mexico (continued)
Fomento Economico Mexicano SAB de CV, UTS	173,600	$1,546,744
Genomma Lab Internacional SAB de CV (Class B Stock)*	122,600	121,995
Gentera SAB de CV	539,600	959,556
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	151,106	1,034,452
Grupo Bimbo SAB de CV (Class A Stock)*	340,400	879,507
Grupo Carso SAB de CV (Class A Stock)	248,100	1,033,914
Grupo Elektra SAB de CV	5,714	125,430
Grupo Financiero Banorte SAB de CV (Class O Stock)	479,400	2,635,899
Grupo Financiero Inbursa SAB de CV (Class O Stock)	719,200	1,631,270
Grupo Mexico SAB de CV (Class B Stock)	563,093	1,694,205
Grupo Televisa SAB, ADR	29,800	1,156,836
Grupo Televisa SAB, UTS	154,900	1,202,637
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV*(g)	414,000	811,274
Industrias CH SAB de CV (Class B Stock)*	52,900	199,921
Industrias Penoles SAB de CV	28,600	467,917
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	343,000	741,757
Mexichem SAB de CV	215,779	623,278
Minera Frisco SAB de CV (Class A1 Stock)*	171,500	127,009
TV Azteca SAB de CV, UTS	444,600	106,925
Wal-Mart de Mexico SAB de CV	728,500	1,779,362

		31,180,257

Monaco — 0.1%
GasLog Ltd.	18,800	375,060
Navios Maritime Holdings, Inc.	45,700	170,004

		545,064

Morocco — 0.8%
Alliances Developpement Immobilier SA	3,456	25,061
Attijariwafa Bank	18,492	665,714
Banque Centrale Populaire	20,550	475,587
Banque Marocaine du Commerce Exterieur	12,978	293,541
Douja Promotion Groupe Addoha SA	52,400	153,338
Holcim Maroc SA(g)	2,095	484,628
Lafarge Ciments(g)	3,528	671,330
Managem	606	56,098
Maroc Telecom SA	96,628	1,071,414
Taqa Morocco	4,530	235,302

		4,132,013

Netherlands
VimpelCom Ltd., ADR	45,920	228,222

Nigeria — 0.8%
Access Bank PLC	3,083,341	87,520
Afriland Properties PLC, REIT*(g)	348,765	—
Dangote Cement PLC	443,090	400,684
FBN Holdings PLC	5,173,791	205,943
FCMB Group PLC	4,570,883	68,890
Flour Mills of Nigeria PLC	350,891	59,936
Forte Oil PLC	372,257	352,003
Guaranty Trust Bank PLC	3,765,727	510,813
Guinness Nigeria PLC	189,500	154,999
Lafarge Africa PLC	272,900	140,030

SEE NOTES TO FINANCIAL STATEMENTS.

A116

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Nigeria (continued)
Lekoil Ltd.*	345,574	$160,179
Nestle Nigeria PLC	45,604	195,712
Nigerian Breweries PLC	765,909	574,439
Oando PLC	2,653,411	209,287
SEPLAT Petroleum Development Co. PLC	106,465	190,464
Stanbic IBTC Holdings PLC	947,767	128,436
UAC of Nigeria PLC	761,931	162,683
United Bank for Africa PLC	5,717,805	143,188
Zenith Bank PLC	3,781,592	364,608

		4,109,814

Oman — 0.7%
Al Anwar Ceramic Tile Co. SAOG	199,382	222,367
Bank Dhofar SAOG(g)	344,922	250,885
Bank Nizwa SAOG*	474,700	91,152
Bank Sohar SAOG	340,114	163,234
BankMuscat SAOG	446,739	637,810
Galfar Engineering & Contracting SAOG*	203,258	64,215
HSBC Bank Oman SAOG	465,528	160,888
National Bank of Oman SAOG	418,055	364,895
Oman Cement Co. SAOG	178,789	244,564
Oman Flour Mills Co. SAOG(g)	180,500	234,551
Oman Telecommunications Co. SAOG	134,837	608,879
Ooredoo	249,594	500,563
Raysut Cement Co. SAOG(g)	69,568	274,694
Renaissance Services SAOG	107,985	78,448
Shell Oman Marketing Co. SAOG(g)	33,500	174,049

		4,071,194

Pakistan — 0.7%
D.G. Khan Cement Co. Ltd.	87,700	123,026
Engro Corp. Ltd.	100,998	294,534
Engro Foods Ltd.*	317,900	471,931
Fauji Fertilizer Co. Ltd.	184,987	271,587
Hub Power Co. Ltd. (The)	764,455	702,825
Lucky Cement Ltd.	49,800	254,258
MCB Bank Ltd.	273,947	670,554
Millat Tractors Ltd.	24,990	168,397
National Bank of Pakistan	193,104	100,921
Nishat Mills Ltd.	117,175	131,515
Oil & Gas Development Co. Ltd.	143,900	253,266
Pakistan Oilfields Ltd.	24,800	98,347
Pakistan Petroleum Ltd.	96,989	156,536
Pakistan State Oil Co. Ltd.	64,384	243,924
Pakistan Telecommunication Co. Ltd.	554,800	111,750

		4,053,371

Panama — 0.2%
Copa Holdings SA (Class A Stock)(a)	16,100	1,329,699

Peru — 1.5%
Alicorp SAA*	487,500	919,956
Casa Grande SAA*	24,600	44,101
Cia de Minas Buenaventura SAA, ADR	48,200	500,316
Cia Minera Milpo SAA	401,072	330,495
Credicorp Ltd.	18,050	2,507,506
Edegel SAA(g)	381,830	440,735
Ferreycorp SAA(g)	961,723	429,516
Grana y Montero SAA(g)	253,656	362,993
Intercorp Financial Services, Inc.	7,800	230,100
Luz del Sur SAA	59,800	208,769

COMMON STOCKS (continued)	Shares	Value (Note 2)
Peru (continued)
Minsur SA	224,995	$91,994
Sociedad Minera Cerro Verde SAA*(g)	16,440	389,628
Southern Copper Corp.(a)	56,227	1,653,636
Volcan Cia Minera SAA (Class B Stock)	1,173,590	258,378

		8,368,123

Philippines — 3.0%
Aboitiz Equity Ventures, Inc.	294,200	379,027
Aboitiz Power Corp.	687,100	692,862
Alliance Global Group, Inc.	667,700	321,425
Atlas Consolidated Mining & Development Corp.*	617,100	90,054
Ayala Corp.	30,140	527,878
Ayala Land, Inc.	800,600	661,840
Bank of the Philippine Islands	191,070	400,298
BDO Unibank, Inc.	190,126	456,666
Bloomberry Resorts Corp.	1,335,600	254,871
D&L Industries, Inc.	601,100	258,820
DMCI Holdings, Inc.	1,075,000	314,543
Emperador, Inc.	1,113,700	212,344
Energy Development Corp.	3,012,500	499,556
Filinvest Land, Inc.	5,204,000	214,520
First Gen Corp.	505,700	302,728
Globe Telecom, Inc.	8,600	478,410
GT Capital Holdings, Inc.	8,740	264,556
International Container Terminal Services, Inc.	126,900	309,843
JG Summit Holdings, Inc.	446,600	710,162
Jollibee Foods Corp.	170,620	746,402
Lopez Holdings Corp.	1,153,900	181,696
LT Group, Inc.	849,400	262,223
Manila Electric Co.	103,880	670,877
Manila Water Co., Inc.	208,500	110,747
Melco Crown Philippines Resorts Corp.*	727,700	82,595
Metro Pacific Investments Corp.	1,946,600	204,274
Metropolitan Bank & Trust Co.	150,498	313,691
Petron Corp.	760,800	149,254
Philex Mining Corp.	951,100	129,302
Philippine Long Distance Telephone Co.	30,100	1,875,402
Puregold Price Club, Inc.	221,400	181,584
Robinsons Land Corp.	229,700	149,229
Robinsons Retail Holdings, Inc.	172,660	285,086
San Miguel Corp.	234,400	309,310
Security Bank Corp.	66,120	236,790
Semirara Mining and Power Corp.	166,800	526,823
SM Investments Corp.	55,662	1,104,555
SM Prime Holdings, Inc.	1,194,450	529,273
Travellers International Hotel Group, Inc.	1,259,000	144,915
Universal Robina Corp.	260,470	1,119,972

		16,664,403

Poland — 2.9%
Agora SA*	40,535	128,828
AmRest Holdings SE*	8,833	342,984
Asseco Poland SA	48,738	749,895
Bank Handlowy w Warszawie SA	6,200	164,828
Bank Millennium SA*	127,100	221,367
Bank Pekao SA	25,500	1,220,248
Boryszew SA*	84,600	132,075
Budimex SA	5,800	251,488

SEE NOTES TO FINANCIAL STATEMENTS.

A117

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Poland (continued)
CCC SA	9,200	$426,024
Cyfrowy Polsat SA*	70,733	444,664
Enea SA	60,900	258,339
Eurocash SA	33,107	328,695
Getin Noble Bank SA*	453,927	165,342
Global City Holdings NV*	12,500	149,568
Grupa Lotos SA*	17,944	143,170
ING Bank Slaski SA	11,500	388,431
Jastrzebska Spolka Weglowa SA*	9,300	29,359
KGHM Polska Miedz SA	25,300	716,632
Kopex SA	47,764	93,623
LPP SA	400	707,191
Lubelski Wegiel Bogdanka SA	7,530	103,767
mBank SA*	3,450	378,228
Netia SA	343,306	503,089
Orange Polska SA	225,800	489,037
Orbis SA(g)	31,900	453,896
PGE SA	240,167	1,177,795
Polimex-Mostostal SA*	1,465,600	35,081
Polski Koncern Naftowy Orlen SA	73,000	1,433,803
Polskie Gornictwo Naftowe I Gazownictwo SA	366,300	643,135
Powszechna Kasa Oszczednosci Bank Polski SA	156,200	1,291,457
Powszechny Zaklad Ubezpieczen SA	10,241	1,178,396
Synthos SA*	146,900	181,609
Tauron Polska Energia SA	355,100	413,473
TVN SA	64,073	326,840

		15,672,357

Qatar — 1.5%
Aamal Co.	79,338	326,867
Al Meera Consumer Goods Co.QSC	1,497	103,503
Barwa Real Estate Co. QSC	25,582	370,483
Doha Bank QSC	12,950	188,615
Gulf International Services QSC	19,412	425,005
Industries Qatar QSC	23,030	905,620
Masraf Al Rayan QSC	58,500	743,549
Ooredoo QSC	24,103	572,688
Qatar Electricity & Water Co.QSC	9,890	616,766
Qatar Gas Transport Co. Ltd. Nakilat	79,400	482,585
Qatar International Islamic Bank QSC	10,951	238,065
Qatar Islamic Bank SAQ	17,900	527,345
Qatar National Bank SAQ	24,459	1,294,136
Qatar National Cement Co.QSC	9,732	319,853
Qatar Navigation QSC	9,200	244,346
Qatari Investors Group QSC	18,700	275,849
Vodafone Qatar QSC*	131,100	583,667

		8,218,942

Romania — 0.8%
Antibiotice SA(g)	811,918	118,437
Banca Transilvania*	3,281,440	1,740,563
BRD-Groupe Societe Generale*	453,870	1,218,989
OMV Petrom SA	10,313,400	969,736
Transelectrica SA	46,500	293,110

		4,340,835

Russia — 5.8%
Aeroflot — Russian Airlines OJSC	80,200	55,669

COMMON STOCKS (continued)	Shares	Value (Note 2)
Russia (continued)
Alrosa AO*	411,800	$471,113
AvtoVAZ OAO*(g)	893,600	161,766
CTC Media, Inc.	22,800	51,756
Federal Grid Co. Unified Energy System JSC*	105,161,400	120,212
Gazprom Neft OAO, ADR	7,100	85,555
Gazprom OAO, ADR	704,374	3,627,526
Inter RAO JSC*	8,577,048	191,353
LSR Group PJSC, GDR, RegS	100,800	203,616
LUKOIL OAO, ADR	62,061	2,730,994
Magnit OJSC*	22,700	4,697,029
Mail.Ru Group Ltd., GDR, RegS*	31,600	658,860
MegaFon PJSC, GDR, RegS	44,500	617,437
MMC Norilsk Nickel OJSC, ADR	92,746	1,564,625
Mobile Telesystems OJSC*	593,333	2,630,619
Mosenergo OAO	4,030,000	64,775
NovaTek OAO*	117,000	1,182,878
Novolipetsk Steel OJSC, GDR, RegS	13,000	172,900
PIK Group, GDR, RegS(g)	198,033	630,735
Polymetal International PLC	35,400	288,265
Polyus Gold International Ltd.	105,228	290,605
Rosneft OAO, GDR, RegS	148,400	611,408
Rostelecom OJSC	258,903	426,184
RusHydro JSC*	38,052,964	380,443
RusHydro JSC, ADR	403,900	400,669
Russian Grids OAO*	7,276,600	63,422
Sberbank of Russia*	99,746	130,990
Sberbank of Russia, ADR	565,782	2,953,382
Severstal PAO, GDR, RegS	43,500	460,230
Sistema OOO*	1,013,950	363,522
Surgutneftegas OAO, ADR	116,105	684,439
Tatneft OAO, ADR	31,164	996,625
United Co. RUSAL PLC*	780,000	386,841
VTB Bank OJSC, GDR, RegS	398,700	1,088,451
X5 Retail Group NV, GDR, RegS*	32,100	534,465
Yandex NV (Class A Stock)*	105,800	1,610,276

		31,589,635

Slovenia — 0.7%
Gorenje dd*	15,400	99,579
Krka dd Novo mesto(g)	21,190	1,535,541
Luka Koper dd(g)	11,450	319,254
Petrol dd Ljubljana(g)	1,443	410,227
Pozavarovalnica Sava dd(g)	33,381	521,380
Sava dd*	238	59
Telekom Slovenije dd(g)	4,430	444,492
Zavarovalnica Triglav dd(g)	16,768	457,906

		3,788,438

South Africa — 6.0%
Aeci Ltd.	27,200	254,874
African Bank Investments Ltd.*(g)	218,960	—
African Rainbow Minerals Ltd.	17,200	116,962
Anglo American Platinum Ltd.*	9,800	220,979
AngloGold Ashanti Ltd., ADR*	48,400	433,180
Aspen Pharmacare Holdings Ltd.*	36,990	1,093,885
Aveng Ltd.*	108,800	51,634
AVI Ltd.	45,600	305,397
Barclays Africa Group Ltd.	15,262	229,437
Barloworld Ltd.	68,800	545,971

SEE NOTES TO FINANCIAL STATEMENTS.

A118

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
South Africa (continued)
Bidvest Group Ltd. (The)	69,392	$1,755,842
Capital Property Fund, REIT*	174,214	204,772
DataTec Ltd.	112,800	598,027
Discovery Ltd.	19,885	206,517
Exxaro Resources Ltd.	24,500	175,150
FirstRand Ltd.	133,448	584,664
Foschini Group Ltd. (The)	34,500	450,990
Gold Fields Ltd.	94,234	301,437
Grindrod Ltd.	100,900	111,571
Growthpoint Properties Ltd., REIT	181,900	395,412
Harmony Gold Mining Co. Ltd.*	55,300	71,699
Impala Platinum Holdings Ltd.*	84,328	376,297
Imperial Holdings Ltd.	26,300	400,484
Investec Ltd.	32,100	288,791
Kumba Iron Ore Ltd.	12,700	157,530
Liberty Holdings Ltd.	28,300	337,688
Life Healthcare Group Holdings Ltd.	101,000	311,295
Massmart Holdings Ltd.	17,066	209,979
Mediclinic International Ltd.	74,500	626,271
MMI Holdings Ltd.	137,441	340,609
Mr. Price Group Ltd.	17,600	362,260
MTN Group Ltd.	228,200	4,286,547
Murray & Roberts Holdings Ltd.	146,300	154,525
Nampak Ltd.	75,700	210,243
Naspers Ltd. (Class N Stock)	18,769	2,918,662
Nedbank Group Ltd.	14,785	293,595
Netcare Ltd.	204,100	642,130
Pick’n Pay Stores Ltd.	59,148	279,486
Pioneer Foods Ltd.	22,700	345,183
PPC Ltd.	91,907	133,335
Rand Merchant Insurance Holdings Ltd.	83,803	292,241
Redefine Properties Ltd., REIT	463,800	389,053
Remgro Ltd.	18,939	398,046
Reunert Ltd.	87,500	476,841
RMB Holdings Ltd.	40,819	222,909
Sanlam Ltd.	81,600	444,195
Sappi Ltd.*	76,920	272,818
Sasol Ltd.	81,500	3,017,923
Shoprite Holdings Ltd.	62,422	889,762
Sibanye Gold Ltd.	195,534	313,131
SPAR Group Ltd. (The)	25,400	395,960
Standard Bank Group Ltd.	69,100	909,314
Steinhoff International Holdings Ltd.	120,840	764,763
Telkom SA SOC Ltd.	105,400	555,427
Tiger Brands Ltd.	29,360	684,912
Truworths International Ltd.	52,100	366,628
Vodacom Group Ltd.	90,100	1,027,499
Wilson Bayly Holmes-Ovcon Ltd.	32,200	262,025
Woolworths Holdings Ltd.	82,800	670,936

		33,137,693

South Korea — 6.1%
Amorepacific Corp.	2,600	972,299
BNK Financial Group, Inc.	16,552	210,438
Celltrion, Inc.*	10,318	721,595
CJ CheilJedang Corp.	800	316,027
Coway Co. Ltd.	4,410	361,062
Daewoo International Corp.	6,180	142,800
Daewoo Securities Co. Ltd.	21,310	290,491

COMMON STOCKS (continued)	Shares	Value (Note 2)
South Korea (continued)
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	8,770	$104,267
Dongbu Insurance Co. Ltd.	4,990	252,333
Doosan Heavy Industries & Construction Co. Ltd.	4,590	98,621
E-Mart Co. Ltd.	1,337	276,768
GS Engineering & Construction Corp.*	7,275	174,286
GS Holdings Corp.	6,010	267,434
Hana Financial Group, Inc.	15,713	408,626
Hanjin Kal Corp.	2,004	49,160
Hanjin Shipping Co. Ltd.*	25,000	128,606
Hankook Tire Co. Ltd.	5,972	224,598
Hanwha Chemical Corp.	9,950	166,526
Hanwha Corp.	13,910	588,055
Hyosung Corp.	2,950	379,864
Hyundai Department Store Co. Ltd.	1,450	190,840
Hyundai Engineering & Construction Co. Ltd.	5,860	215,280
Hyundai Glovis Co. Ltd.	1,980	357,997
Hyundai Heavy Industries Co. Ltd.*	2,600	258,085
Hyundai Marine & Fire Insurance Co. Ltd.	7,720	203,927
Hyundai Merchant Marine Co. Ltd.*	17,670	109,304
Hyundai Mobis Co. Ltd.	3,780	717,624
Hyundai Motor Co.	7,130	867,981
Hyundai Steel Co.	6,770	410,724
Hyundai Wia Corp.	2,500	230,377
Industrial Bank of Korea	20,800	269,078
Kangwon Land, Inc.	7,140	236,595
KB Financial Group, Inc.	23,128	763,869
Kia Motors Corp.	15,330	621,938
Korea Electric Power Corp.	33,400	1,365,228
Korea Investment Holdings Co. Ltd.	3,319	189,074
Korea Zinc Co. Ltd.	1,740	846,491
Korean Air Lines Co. Ltd.*	4,147	150,436
KT Corp.*	17,490	445,668
KT&G Corp.	8,560	728,266
LG Chem Ltd.	4,418	1,101,788
LG Corp.	7,260	401,641
LG Display Co. Ltd.	13,730	317,007
LG Electronics, Inc.	6,220	262,983
LG Household & Health Care Ltd.	710	492,168
LG Uplus Corp.	17,050	150,619
Lotte Chemical Corp.	1,330	344,088
Lotte Shopping Co. Ltd.	910	191,099
LS Corp.	2,520	98,033
NAVER Corp.	1,417	804,341
NCSoft Corp.	970	172,366
NH Investment & Securities Co. Ltd.	19,612	213,776
OCI Co. Ltd.	2,520	203,032
Orion Corp.	170	159,415
POSCO	8,180	1,637,961
Samsung C&T Corp.	9,320	553,126
Samsung Card Co. Ltd.	8,820	292,124
Samsung Electro-Mechanics Co. Ltd.	4,690	214,523
Samsung Electronics Co. Ltd.	2,330	2,643,586
Samsung Engineering Co. Ltd.*	3,400	96,101
Samsung Fine Chemicals Co. Ltd.	4,550	141,165
Samsung Fire & Marine Insurance Co. Ltd.	1,900	500,652
Samsung Heavy Industries Co. Ltd.	8,890	135,568
Samsung Life Insurance Co. Ltd.	6,755	650,856

SEE NOTES TO FINANCIAL STATEMENTS.

A119

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
South Korea (continued)
Samsung SDI Co. Ltd.	4,617	$457,914
Samsung Securities Co. Ltd.	4,760	232,439
Samsung Techwin Co. Ltd.*	3,179	83,446
Shinhan Financial Group Co. Ltd.	26,090	971,121
Shinsegae Co. Ltd.	1,683	403,738
SK C&C Co. Ltd.	1,520	376,102
SK Chemicals Co. Ltd.	4,200	279,864
SK Holdings Co. Ltd.	2,010	356,272
SK Hynix, Inc.	16,315	618,363
SK Innovation Co. Ltd.*	5,090	554,957
SK Telecom Co. Ltd.	5,480	1,226,185
S-Oil Corp.	3,740	226,040
Woori Bank	35,130	308,116

		33,185,213

Sri Lanka — 0.7%
Access Engineering PLC	804,203	143,050
Aitken Spence PLC(g)	330,529	242,091
Ceylon Tobacco Co. PLC(g)	28,655	192,832
Chevron Lubricants Lanka PLC(g)	102,496	281,672
Commercial Bank of Ceylon PLC	417,953	501,356
DFCC Bank PLC	136,728	204,172
Dialog Axiata PLC(g)	3,322,388	260,726
Distilleries Co. of Sri Lanka PLC	223,560	451,130
Hatton National Bank PLC	206,156	332,808
John Keells Holdings PLC	589,549	899,084
National Development Bank PLC	137,684	267,856
Sampath Bank PLC	127,318	246,826

		4,023,603

Taiwan — 6.0%
Acer, Inc.*	168,257	81,466
Advanced Semiconductor Engineering, Inc.	275,067	372,690
Ambassador Hotel (The)(g)	275,000	241,407
Asia Cement Corp.	391,829	463,361
Asustek Computer, Inc.	30,037	292,530
AU Optronics Corp.	572,441	253,978
Catcher Technology Co. Ltd.	29,780	372,310
Cathay Financial Holding Co. Ltd.*	341,543	596,317
Chang Hwa Commercial Bank Ltd.	271,568	155,756
Cheng Shin Rubber Industry Co. Ltd.	191,424	423,820
Chicony Electronics Co. Ltd.	46,633	125,167
China Airlines Ltd.*	853,590	363,795
China Development Financial Holding Corp.	1,050,005	397,861
China Life Insurance Co. Ltd.	326,186	333,758
China Steel Corp.	876,084	699,870
China Synthetic Rubber Corp.	103,000	108,000
Chroma ATE, Inc.	40,760	90,082
Chunghwa Telecom Co. Ltd.	466,268	1,488,010
Compal Electronics, Inc.	173,822	132,216
CTBC Financial Holding Co. Ltd.	735,180	579,079
Delta Electronics, Inc.	67,268	344,134
E Ink Holdings, Inc.*	244,000	111,643
E. Sun Financial Holding Co. Ltd.	408,302	272,500
Eva Airways Corp.*	473,409	323,255
Far Eastern Department Stores Ltd.	349,405	218,112
Far Eastern New Century Corp.	198,566	210,333
Far EasTone Telecommunications Co. Ltd.	193,000	466,525
First Financial Holding Co. Ltd.	370,872	227,184
Formosa Chemicals & Fibre Corp.	352,064	846,843

COMMON STOCKS (continued)	Shares	Value (Note 2)
Taiwan (continued)
Formosa Petrochemical Corp.	215,670	$553,690
Formosa Plastics Corp.	431,142	1,015,198
Foxconn Technology Co. Ltd.	88,654	321,658
Fubon Financial Holding Co. Ltd.	342,002	679,690
Giant Manufacturing Co. Ltd.	53,661	454,225
Great Wall Enterprise Co. Ltd.	353,390	249,139
Hon Hai Precision Industry Co. Ltd.	444,131	1,395,630
Hotai Motor Co. Ltd.	56,000	793,540
HTC Corp.*	64,485	150,176
Hua Nan Financial Holdings Co. Ltd.	599,757	345,007
Innolux Corp.	625,200	325,738
Kenda Rubber Industrial Co. Ltd.	74,941	116,587
Kerry TJ Logistics Co. Ltd.	140,000	161,759
Largan Precision Co. Ltd.	5,000	570,754
Lite-On Technology Corp.	157,647	184,957
Macronix International*	737,684	142,714
MediaTek, Inc.	53,460	730,776
Mega Financial Holding Co. Ltd.	469,563	422,949
Microbio Co. Ltd.*	346,319	262,506
Nan Kang Rubber Tire Co. Ltd.	323,776	319,444
Nan Ya Plastics Corp.	388,893	912,810
Novatek Microelectronics Corp.	29,246	141,065
Pegatron Corp.	123,133	360,280
POU Chen Corp.	404,547	577,084
Powertech Technology, Inc.*	68,528	148,283
President Chain Store Corp.	73,648	517,778
Quanta Computer, Inc.	148,319	350,728
Realtek Semiconductor Corp.	32,222	82,579
Ruentex Development Co. Ltd.	159,499	252,131
Ruentex Industries Ltd.	97,461	223,135
Shin Kong Financial Holding Co. Ltd.	934,881	285,375
Siliconware Precision Industries Co. Ltd.	177,350	270,599
Simplo Technology Co. Ltd.	29,766	137,676
SinoPac Financial Holdings Co. Ltd.	494,871	218,885
Solar Applied Materials Technology Co.	221,773	165,840
Standard Foods Corp.	98,023	293,114
Synnex Technology International Corp.	79,889	118,439
Tainan Spinning Co. Ltd.	653,517	334,674
Taishin Financial Holding Co. Ltd.	433,242	180,501
Taiwan Cement Corp.	281,562	355,476
Taiwan Cooperative Financial Holding Co. Ltd.	447,423	234,125
Taiwan Fertilizer Co. Ltd.	79,000	130,622
Taiwan Glass Industry Corp.	334,319	160,856
Taiwan Mobile Co. Ltd.	153,200	511,547
Taiwan Semiconductor Manufacturing Co. Ltd.	644,814	2,933,014
Teco Electric & Machinery Co. Ltd.	148,000	114,892
TPK Holding Co. Ltd.	24,325	140,886
Transcend Information, Inc.	57,719	212,391
Tripod Technology Corp.	100,278	178,784
TSRC Corp.	118,629	111,865
TTY Biopharm Co. Ltd.	70,713	165,064
Tung Ho Steel Enterprise Corp.	224,381	163,956
Unimicron Technology Corp.	210,000	107,950
Uni-President Enterprises Corp.	477,624	846,977
United Microelectronics Corp.	497,280	210,024
Wei Chuan Foods Corp.	142,000	88,011
Wintek Corp.*(g)	521,484	—
Wistron Corp.	217,270	164,704

SEE NOTES TO FINANCIAL STATEMENTS.

A120

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Taiwan (continued)
WPG Holdings Ltd.	123,613	$154,831
Yang Ming Marine Transport Corp.*	564,300	197,663
Yuanta Financial Holding Co. Ltd.*	559,418	302,559
Yulon Motor Co. Ltd.	118,053	136,959
Zinwell Corp.	145,074	155,642

		33,137,913

Thailand — 3.0%
Advanced Info Service PCL	203,400	1,445,308
Airports of Thailand PCL	103,200	925,807
Bangkok Bank PCL	77,800	410,355
Bangkok Dusit Medical Services PCL (Class F Stock)	725,900	423,391
Bangkok Expressway PCL	140,400	164,000
Banpu PCL	170,000	128,347
BEC World PCL	175,600	194,964
Big C Supercenter PCL	54,000	308,567
Bumrungrad Hospital PCL	60,600	335,515
Central Pattana PCL	194,800	273,956
Charoen Pokphand Foods PCL	802,800	570,449
CP ALL PCL	389,300	533,082
Delta Electronics Thailand PCL	256,600	687,549
Dynasty Ceramic PCL	2,203,200	240,049
Electricity Generating PCL	63,200	287,226
Glow Energy PCL	112,000	282,690
Hana Microelectronics PCL	494,200	592,592
Home Product Center PCL	678,082	135,271
Indorama Ventures PCL	204,988	168,418
IRPC PCL	1,569,800	208,219
Italian-Thai Development PCL*	756,363	179,151
Jasmine International PCL	1,011,800	158,770
Kasikornbank PCL	49,100	273,873
Krung Thai Bank PCL	682,675	345,628
Minor International PCL	429,000	381,045
Polyplex Thailand PCL*	520,000	153,958
Precious Shipping PCL	335,250	89,333
Pruksa Real Estate PCL	352,400	263,039
PTT Exploration & Production PCL	193,729	625,201
PTT Global Chemical PCL	230,658	439,178
PTT PCL	108,300	1,151,121
Ratchaburi Electricity Generating Holding PCL	114,800	194,588
Robinson Department Store PCL	87,700	116,196
Siam Cement PCL (The)	47,100	720,906
Siam Commercial Bank PCL (The)	65,900	303,399
Sino-Thai Engineering & Construction PCL	241,114	166,332
Thai Beverage PCL	1,633,000	927,561
Thai Oil PCL	115,400	187,917
Thai Union Frozen Products PCL	464,080	299,535
Thanachart Capital PCL	163,100	160,562
TMB Bank PCL	4,177,900	289,449
Total Access Communication PCL, NVDR	125,600	308,929
True Corp. PCL*	1,917,129	647,075

		16,698,501

Togo
Ecobank Transnational, Inc.*	2,057,238	232,544

Tunisia — 0.3%
Banque de Tunisie	35,086	188,998
Banque International Arabe de Tunis	4,000	166,470

COMMON STOCKS (continued)	Shares	Value (Note 2)
Tunisia (continued)
Carthage Cement*	243,083	$226,992
Ennakl Automobiles(g)	35,000	206,294
One Tech Holding(g)	81,000	298,493
Poulina Group(g)	97,463	266,529
Societe D’Articles Hygieniques SA	22,715	133,885
Societe Moderne de Ceramiques	122,700	183,632

		1,671,293

Turkey — 2.9%
Akbank TAS	288,666	834,413
Akcansa Cimento A/S	45,400	271,038
Anadolu Efes Biracilik Ve Malt Sanayii A/S	64,500	581,732
Arcelik A/S	75,195	407,846
Aygaz A/S	36,700	137,548
Bagfas Bandirma Gubre Fabrikalari A/S	4,600	23,269
BIM Birlesik Magazalar A/S	53,500	958,173
Cimsa Cimento Sanayi VE Ticaret A/S	51,900	297,121
Coca-Cola Icecek A/S	25,900	431,006
Dogan Sirketler Grubu Holding A/S*	491,426	110,046
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S, REIT	291,330	299,993
Enka Insaat ve Sanayi A/S	111,121	211,394
Eregli Demir ve Celik Fabrikalari TAS	740,523	1,198,068
Ford Otomotiv Sanayi A/S	39,404	527,137
Gubre Fabrikalari TAS*	81,600	216,211
Haci Omer Sabanci Holding A/S	179,846	677,496
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S (Class D Stock)	416,822	243,905
KOC Holding A/S	117,864	545,034
Koza Altin Isletmeleri A/S	19,000	201,024
Koza Anadolu Metal Madencilik Isletmeleri A/S*	105,000	107,200
Migros Ticaret A/S*	11,500	90,591
Petkim Petrokimya Holding A/S	94,373	142,642
Sekerbank TAS*	176,893	108,235
TAV Havalimanlari Holding A/S	30,353	257,683
Tekfen Holding A/S	97,996	167,036
Tofas Turk Otomobil Fabrikasi A/S	30,800	210,186
Trakya Cam Sanayii A/S	123,389	128,909
Tupras Turkiye Petrol Rafinerileri A/S*	46,000	1,165,345
Turk Hava Yollari Anonim Ortakligi*	149,826	491,803
Turk Telekomunikasyon A/S	169,400	445,607
Turk Traktor ve Ziraat Makineleri A/S	3,824	98,450
Turkcell Iletisim Hizmetleri AS	285,400	1,312,999
Turkiye Garanti Bankasi A/S	315,200	983,063
Turkiye Halk Bankasi A/S	91,043	419,400
Turkiye Is Bankasi (Class C Stock)	210,062	441,748
Turkiye Sinai Kalkinma Bankasi A/S	228,691	144,800
Turkiye Sise ve Cam Fabrikalari A/S	214,713	289,210
Turkiye Vakiflar Bankasi TAO (Class D Stock)	200,600	322,340
Ulker Biskuvi Sanayi A/S	20,000	139,547
Yapi ve Kredi Bankasi A/S	125,948	185,048
Yazicilar Holding A/S (Class A Stock)	31,700	245,501

		16,069,797

Ukraine — 0.3%
Astarta Holding NV*	18,331	151,133
Avangardco Investments Public Ltd., GDR, RegS.	34,861	38,347

SEE NOTES TO FINANCIAL STATEMENTS.

A121

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Ukraine (continued)
Kernel Holding SA	88,440	$888,258
MHP SA, GDR, RegS	38,760	391,476

		1,469,214

United Arab Emirates — 1.5%
Abu Dhabi Commercial Bank PJSC	398,100	829,007
Abu Dhabi National Hotels PJSC	239,739	189,290
Air Arabia PJSC	1,205,600	528,743
Aldar Properties PJSC	488,381	358,080
Amlak Finance PJSC*	67,000	50,712
Arabtec Holding Co. PJSC*	881,057	624,042
DP World Ltd.	62,612	1,339,897
Dubai Financial Market PJSC	451,700	241,294
Dubai Islamic Bank PJSC	62,300	115,311
Emaar Properties PJSC	652,520	1,387,221
First Gulf Bank PJSC	248,250	1,024,410
National Bank of Abu Dhabi PJSC	282,073	843,197
National Central Cooling Co. PJSC	256,200	103,751
Union National Bank PJSC	278,561	513,950

		8,148,905

United Kingdom — 0.3%
Evraz PLC*	93,700	181,381
Ferrexpo PLC	324,000	338,539
KAZ Minerals PLC*	297,430	949,502

		1,469,422

United States — 0.1%
Tsakos Energy Navigation Ltd.	47,900	456,487

TOTAL COMMON STOCKS (cost $565,529,135)		512,811,781

PREFERRED STOCKS — 3.1%
Brazil — 2.4%
AES Tiete SA (PRFC)	53,100	296,490
Alpargatas SA (PRFC)	132,800	351,958
Banco Bradesco SA (PRFC)	78,456	719,178
Bradespar SA (PRFC)	17,000	57,740
Centrais Eletricas Brasileiras SA (PRFC B)	74,900	204,047
Cia Brasileira de Distribuicao (PRFC)	10,195	240,718
Cia Energetica de Sao Paulo (PRFC B)	33,500	210,863
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA (PRFC)*	49,900	288,733
Gerdau SA (PRFC)	89,000	213,261
Itau Unibanco Holding SA (PRFC), ADR	104,718	1,146,662
Itausa — Investimentos Itau SA (PRFC)	347,710	997,579
Klabin SA (PRFC)	199,000	242,581
Lojas Americanas SA (PRFC)	89,708	503,491
Marcopolo SA (PRFC)	174,800	129,311
Metalurgica Gerdau SA (PRFC)	28,800	58,636
Oi SA (PRFC)*	176,777	335,462
Petroleo Brasileiro SA (PRFC)*	84,500	346,251
Petroleo Brasileiro SA (PRFC), ADR	372,300	3,037,968
Randon Participacoes SA (PRFC)	74,125	77,007
Suzano Papel e Celulose SA (PRFC A)	65,025	346,552
Telefonica Brasil SA (PRFC)	89,141	1,245,755
Usinas Siderurgicas de Minas Gerais SA (PRFC A)	40,200	53,400
Vale SA (PRFC)	55,300	278,537

PREFERRED STOCKS (continued)	Shares	Value (Note 2)
Brazil (continued)
Vale SA (PRFC), ADR	308,900	$1,559,945

		12,942,125

Colombia — 0.2%
Avianca Holdings SA (PRFC)*	99,000	126,162
Banco Davivienda SA (PRFC)	13,400	135,481
Cementos Argos SA (PRFC)	55,624	188,957
Grupo Argos SA (PRFC)	43,992	278,621
Grupo Aval Acciones y Valores SA (PRFC)	587,100	287,328

		1,016,549

Croatia — 0.2%
Adris Grupa dd (PRFC)*(g)	23,901	1,297,457

Philippines
Ayala Land, Inc. (PRFC)(g)	1,180,500	—

Russia — 0.3%
AK Transneft OAO (PRFC)	250	610,673
Surgutneftegas OAO (PRFC)	1,131,000	873,808

		1,484,481

Togo
Ecobank Transnational, Inc. (PRFC)*(g)	130,579	—

TOTAL PREFERRED STOCKS (cost $31,152,600)		16,740,612

	Units
RIGHTS*
Mauritius
New Mauritius Hotels Ltd., expiring 07/17/15(g)	109,524	—

Nigeria
Stanbic IBTC Holdings PLC	75,821	562

Tunisia
Societe D’Articles Hygieniques SA	22,715	26,777

TOTAL RIGHTS (cost $21,900)		27,339

WARRANTS* — 2.9%
Egypt — 1.3%
Alexandria Mineral Oils Co., expiring 11/24/17(g)	42,100	233,956
Arab Cotton Ginning, expiring 11/24/17	212,570	86,904
Commercial International Bank, expiring 11/24/17	300,350	2,222,590
Eastern Co., expiring 11/24/17	28,798	811,232
EFG — Hermes Holdings SAE, expiring 11/24/17	185,270	335,018
Egyptian Kuwaiti Holding Co., expiring 11/24/17	393,891	244,212
ElSwedy Electric Co., expiring 11/27/17	65,311	410,868
Ezz Steel, expiring 11/24/17	233,320	262,621
Juhayna Food Industries, expiring 11/20/17	442,350	492,685
Maridive & Oil Services SAE, expiring 11/24/17	315,125	135,504
Orascom Telecom Media & Technology,expiring 02/04/16	1,745,300	209,436
Oriental Weavers, expiring 11/24/17	296,855	404,541

SEE NOTES TO FINANCIAL STATEMENTS.

A122

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

WARRANTS* (continued)	Units	Value (Note 2)
Egypt (continued)
Palm Hills Developments SAE, expiring 11/24/17	280,600	$99,642
Pioneers Holding, expiring 11/24/17	195,200	218,179
Sidi Kerir Petrochemicals Co., expiring 11/24/17	197,377	328,979
Telecom Egypt, expiring 11/24/17	241,812	256,337
TMG Holding, expiring 11/24/17	472,462	553,463

		7,306,167

Malaysia
Malaysian Resources Corp. Bhd, expiring 09/16/18	1	—

Saudi Arabia — 0.8%
Al Rajhi Bank, expiring 01/22/18	18,308	297,322
Al Tayyar Travel Group, expiring 03/05/18	11,915	314,014
Alinma Bank, expiring 01/22/18	31,000	186,620
Almarai Co., expiring 07/31/17	8,389	201,168
Banque Saudi Fransi, expiring 01/22/18	28,033	240,243
Etihad Etisalat Co., expiring 11/20/17(g)	16,920	152,499
Fawaz Abdulaziz Alhokair & Co., expiring 03/20/17	6,400	167,168
Jarir Marketing Co., expiring 01/22/18	3,025	178,210
Mobile Telecommunications Co. KSC, expiring 04/30/18	23,975	72,881
National Industrialization, expiring 10/31/16	23,850	124,905
Riyad Bank, expiring 11/20/17	58,000	257,819
Samba Financial Group, expiring 06/29/17	31,555	219,307
Saudi Arabian Amiantit Co., expiring 04/30/18	21,300	75,427
Saudi Arabian Fetilizer Co., expiring 07/31/17	4,333	136,370
Saudi Arabian Mining Co., expiring 04/30/18	21,900	231,488
Saudi Basic Industries Corp., expiring 01/22/18	15,800	400,688
Saudi Cement Co., expiring 08/10/15	4,700	121,218
Saudi International Petrochemical Co., expiring 01/22/18	17,830	150,485
Saudi Telecom Co., expiring 04/23/18	18,300	329,289
Savola, expiring 02/06/17	14,900	272,074
Yamama Cement Co., expiring 01/22/18	12,750	155,423

		4,284,618

Thailand
Italian-Thai Development PCL, expiring 05/13/19	151,273	8,465
Jasmine International PCL, expiring 03/19/20	495,980	14,685
Minor International PCL, expiring 11/25/17	19,500	2,332
Precious Shipping PCL, expiring 12/31/18(g)	11,175	—

		25,482

Vietnam — 0.8%
Bank for Foreign Trade of Vietnam JSC, expiring 10/14/16	203,690	457,648
Bao Viet Holdings, expiring 10/15/19	75,570	142,651
Danang Rubber JSC, expiring 06/03/19	55,440	135,282
Development Investment Construction JSC, expiring 07/27/15	176,962	97,769
Gemadept Corp., expiring 11/18/19	125,667	179,938

WARRANTS* (continued)	Units	Value (Note 2)
Vietnam (continued)
HAGL JSC, expiring 08/27/19	216,640	$189,510
Hoa Phat Group JSC, expiring 02/24/20	230,549	306,761
Masan Group Corp., expiring 07/07/16	184,900	689,548
Masan Group Corp., expiring 12/12/18	52,000	193,923
PetroVietnam Construction JSC, expiring 05/20/16	368,677	67,897
PetroVietnam Drilling & Well Services JSC, expiring 09/06/16	82,606	199,669
PetroVietnam Fertilizer & Chemicals JSC, expiring 11/25/19	95,000	129,903
PetroVietnam Gas JSC, expiring 06/03/19	88,200	251,768
PetroVietnam Technical Service JSC, expiring 06/24/19	134,600	166,701
Pha Lai Thermal Power JSC, expiring 11/07/18	130,900	130,779
Saigon Thuong Tin Commercial JSB, expiring 06/03/19	126,700	108,500
Vietnam Construction and Import-Export JSC, expiring 11/18/19	417,000	261,105
Vietnam Joint Stock Commercial Bank for Industry & Trade, expiring 10/27/16	511,134	451,831
Vingroup JSC, expiring 07/31/19	122,140	244,618

		4,405,801

TOTAL WARRANTS (cost $17,980,764)		16,022,068

TOTAL LONG-TERM INVESTMENTS (cost $614,684,399)		545,601,800

	Shares
SHORT-TERM INVESTMENT — 1.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $5,704,721; includes $5,704,121 of cash collateral for securities on loan)(b)(w)(Note 4)	5,704,721	5,704,721

TOTAL INVESTMENTS — 100.4% (cost $620,389,120)		551,306,521
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(2,193,282)

NET ASSETS — 100.0%		$549,113,239

SEE NOTES TO FINANCIAL STATEMENTS.

A123

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $5,420,763; cash collateral of $5,704,121 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(g)	Indicates a security that has been deemed illiquid.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Argentina	$3,377,208	$—	$—
Bahrain	1,985,587	1,924,373	—
Belgium	99,302	—	—
Botswana	2,077,007	2,537,094	—
Brazil	20,929,773	—	—
Bulgaria	1,116,708	40,988	831
Chile	16,977,052	—	—
China	6,203,685	38,378,242	1,014,664
Colombia	6,739,336	—	159,752
Croatia	2,872,339	65,189	—
Czech Republic	6,646,486	—	—
Egypt	590,132	—	—
Estonia	3,897,911	—	—
Ghana	356,725	1,624,206	—
Greece	840,215	5,777,935	—
Hong Kong	—	1,472,023	—
Hungary	—	7,784,197	—
India	9,990,698	22,054,354	—
Indonesia	139,809	14,940,439	20,789
Jordan	3,089,437	1,062,228	—
Kazakhstan	3,129,055	—	—
Kenya	3,772,183	186,294	—
Kuwait	2,197,292	5,787,941	—
Latvia	422,038	141,285	—
Lebanon	1,610,801	—	—
Lithuania	868,254	190,572	—
Luxembourg	404,758	—	—
Malaysia	2,819,078	12,160,654	—
Mauritius	4,341,910	—	—
Mexico	31,180,257	—	—
Monaco	545,064	—	—
Morocco	4,132,013	—	—
Netherlands	228,222	—	—
Nigeria	1,656,181	2,453,633	—
Oman	1,064,523	3,006,671	—
Pakistan	2,985,903	1,067,468	—
Panama	1,329,699	—	—
Peru	8,368,123	—	—
Philippines	2,894,372	13,770,031	—
Poland	5,035,698	10,636,659	—
Qatar	—	7,635,275	583,667
Romania	3,077,989	1,262,846	—
Russia	19,910,490	11,679,145	—
Slovenia	3,788,379	—	59

SEE NOTES TO FINANCIAL STATEMENTS.

A124

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

	Level 1	Level 2	Level 3
South Africa	$3,930,839	$29,206,854	$—
South Korea	1,390,696	31,794,517	—
Sri Lanka	2,877,693	1,145,910	—
Taiwan	525,554	32,612,359	—
Thailand	13,055,389	3,643,112	—
Togo	232,544	—	—
Tunisia	1,177,772	493,521	—
Turkey	2,361,993	13,707,804	—
Ukraine	580,956	888,258	—
United Arab Emirates	1,339,897	6,569,006	240,002
United Kingdom	519,920	949,502	—
United States	456,487	—	—
Preferred Stocks
Brazil	12,942,125	—	—
Colombia	737,928	278,621	—
Croatia	1,297,457	—	—
Philippines	—	—	—
Russia	610,673	873,808	—
Togo	—		—
Rights
Mauritius	—	—	—
Nigeria	—	562	—
Tunisia	26,777	—	—
Warrants
Egypt	—	7,306,167	—
Malaysia	—	—	—
Saudi Arabia	—	4,284,618	—
Thailand	2,332	23,150	—
Vietnam	—	4,405,801	—
Affiliated Money Market Mutual Fund	5,704,721	—	—

Total	$243,463,445	$305,823,312	$2,019,764

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Common Stocks	$15,807,656	L1 to L2	Official Close to Model Price
Common Stocks	$38,388,930	L2 to L1	Model Price to Official Close
Preferred Stocks	$513,781	L2 to L1	Model Price to Official Close
Warrants	$2,881	L2 to L1	Model Price to Official Close

SEE NOTES TO FINANCIAL STATEMENTS.

A125

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2015 were as follows:

Banks	17.6%
Oil, Gas & Consumable Fuels	9.1
Wireless Telecommunication Services	6.8
Metals & Mining	4.7
Food Products	3.8
Diversified Telecommunication Services	3.5
Industrial Conglomerates	3.3
Electric Utilities	3.1
Construction Materials	2.8
Food & Staples Retailing	2.8
Chemicals	2.7
Beverages	2.3
Pharmaceuticals	2.0
Independent Power & Renewable Electricity Producers	1.9
Real Estate Management & Development	1.8
Insurance	1.6
Automobiles	1.6
Electronic Equipment, Instruments & Components	1.5
Transportation Infrastructure	1.5
Internet Software & Services	1.5
Diversified Financial Services	1.4
Construction & Engineering	1.4
Hotels, Restaurants & Leisure	1.4
IT Services	1.3
Media	1.3
Semiconductors & Semiconductor Equipment	1.1
Technology Hardware, Storage & Peripherals	1.1
Affiliated Money Market Mutual Fund (1.0% represents investments purchased with collateral from securities on loan)	1.0
Health Care Providers & Services	1.0
Multiline Retail	0.9
Tobacco	0.9

Airlines	0.8%
Marine	0.8
Textiles, Apparel & Luxury Goods	0.8
Specialty Retail	0.7
Machinery	0.7
Household Durables	0.6
Capital Markets	0.5
Trading Companies & Distributors	0.5
Household Products	0.5
Consumer Finance	0.5
Auto Components	0.4
Personal Products	0.4
Gas Utilities	0.4
Electrical Equipment	0.4
Paper & Forest Products	0.4
Diversified Consumer Services	0.3
Software	0.3
Water Utilities	0.3
Real Estate Investment Trusts (REITs)	0.2
Energy Equipment & Services	0.2
Thrifts & Mortgage Finance	0.2
Internet & Catalog Retail	0.2
Aerospace & Defense	0.2
Building Products	0.2
Air Freight & Logistics	0.2
Communications Equipment	0.2
Multi-Utilities	0.2
Containers & Packaging	0.2
Health Care Equipment & Supplies	0.1
Leisure Products	0.1
Road & Rail	0.1
Distributors	0.1

100.4
Liabilities in excess of other assets	(0.4)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2015 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	Unaffiliated investments	$16,049,407	—	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A126

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Warrants(1)	Total
Equity contracts	$33,804	$1,006,156	$1,039,960

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(2)	Warrants(2)	Total
Equity contracts	$(6,351)	$(1,952,215)	$(1,958,566)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2015 the Portfolio’s average cost for warrants was $17,566,920.

SEE NOTES TO FINANCIAL STATEMENTS.

A127

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2015

ASSETS:
Investments at value, including securities on loan of $5,420,763:
Unaffiliated investments (cost $614,684,399)	$545,601,800
Affiliated investments (cost $5,704,721)	5,704,721
Cash	1,035
Foreign currency, at value (cost $2,911,085)	2,881,503
Dividends and interest receivable	1,777,434
Receivable for investments sold	1,693,950
Tax reclaim receivable	463,550
Receivable for fund share sold	3,955
Prepaid expenses	798

Total Assets	558,128,746

LIABILITIES:
Payable to broker for collateral for securities on loan	5,704,121
Loan payable	1,197,000
Payable for fund share repurchased	1,120,893
Accrued expenses and other liabilities	530,906
Advisory fees payable	262,388
Foreign capital gains tax liability accrued	156,243
Foreign withholding taxes payable	36,006
Distribution fee payable	7,600
Affiliated transfer agent fee payable	350

Total Liabilities	9,015,507

NET ASSETS	$549,113,239

Net assets were comprised of:
Paid-in capital	$518,176,590
Retained earnings	30,936,649

Net assets, June 30, 2015	$549,113,239

Net asset value and redemption price per share, $549,113,239 / 64,527,462 outstanding shares of beneficial interest	$8.51

STATEMENT OF OPERATIONS
(Unaudited)

Six Months Ended June 30, 2015

INCOME
Unaffiliated dividend income (net of $927,416 foreign withholding tax)	$9,500,388
Affiliated income from securities lending, net	20,102
Interest income	8,350
Affiliated dividend income	2,476

9,531,316

EXPENSES
Advisory fees	3,147,736
Distribution fee	290,473
Custodian and accounting fees	621,000
Audit fee	13,000
Trustees’ fees	9,000
Commitment fee on syndicated credit agreement	6,000
Insurance expenses	5,000
Legal fees and expenses	5,000
Shareholders’ reports	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Loan interest expense	2,433
Miscellaneous	53,743

Total expenses	4,162,385

NET INVESTMENT INCOME	5,368,931

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	6,800,192
Foreign currency transactions	(150,377)

6,649,815

Net change in unrealized appreciation (depreciation) on:
Investments (net of change in foreign capital gains taxes $(23,130))	(14,221,408)
Foreign currencies	(31,271)

(14,252,679)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(7,602,864)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,233,933)

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)

	Six Months Ended June 30, 2015	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$5,368,931	$8,640,762
Net realized gain on investment and foreign currency transactions	6,649,815	19,430,286
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(14,252,679)	(56,515,775)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	(2,233,933)	(28,444,727)

FUND SHARE TRANSACTIONS:
Fund share sold [3,737,758 and 7,836,685 shares, respectively]	32,245,294	71,026,142
Fund share repurchased [7,508,512 and 15,639,822 shares, respectively]	(64,795,106)	(141,096,724)

NET DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(32,549,812)	(70,070,582)

TOTAL DECREASE IN NET ASSETS	(34,783,745)	(98,515,309)
NET ASSETS:
Beginning of period	583,896,984	682,412,293

End of period	$549,113,239	$583,896,984

SEE NOTES TO FINANCIAL STATEMENTS.

A128

AST QMA EMERGING MARKETS EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

LONG-TERM INVESTMENTS — 97.9%
COMMON STOCKS — 90.0%	Shares	Value (Note 2)
Brazil — 3.3%
AMBEV SA	166,300	$1,019,484
Banco Bradesco SA	28,200	252,694
Banco do Brasil SA	32,300	250,891
BB Seguridade Participacoes SA	93,500	1,029,700
Fibria Celulose SA	30,000	411,051
JBS SA	234,000	1,232,054
Klabin SA	19,500	119,292
Lojas Renner SA	4,800	175,382
Petroleo Brasileiro SA*	22,700	102,727
Porto Seguro SA	4,000	53,224
Vale SA	1	6
Via Varejo SA	5,400	19,505
WEG SA	20,500	126,135

		4,792,145

Chile — 0.3%
Banco Santander Chile	2,342,708	118,404
CAP SA	19,164	65,702
Cencosud SA	47,311	113,838
Cia Cervecerias Unidas SA	5,231	55,516
Vina Concha y Toro SA	15,900	27,710

		381,170

China — 24.2%
Agricultural Bank of China Ltd. (Class H Stock)*	802,000	430,846
Air China Ltd. (Class H Stock)	66,000	74,420
Anhui Conch Cement Co. Ltd. (Class H Stock)	19,500	68,323
ANTA Sports Products Ltd.	390,000	945,875
Bank of China Ltd. (Class H Stock)	2,763,000	1,793,135
Bank of Communications Co. Ltd. (Class H Stock)	1,327,000	1,381,246
China Cinda Asset Management Co. Ltd. (Class H Stock)*	203,000	112,901
China Communications Construction Co. Ltd. (Class H Stock)	157,000	234,427
China Construction Bank Corp. (Class H Stock)	2,721,000	2,481,977
China Everbright Bank Co. Ltd. (Class H Stock)	1,725,000	1,033,190
China Everbright International Ltd.	91,000	162,981
China Galaxy Securities Co. Ltd. (Class H Stock)*	117,500	152,723
China Huishan Dairy Holdings Co. Ltd.	210,000	47,912
China Life Insurance Co. Ltd. (Class H Stock)	262,000	1,137,143
China Medical System Holdings Ltd.	38,000	53,238
China Merchants Bank Co. Ltd. (Class H Stock)	172,000	499,602
China Merchants Holdings International Co. Ltd.	8,000	34,271
China Mobile Ltd.	189,000	2,418,050
China National Building Material Co. Ltd. (Class H Stock)	108,000	101,971
China Petroleum & Chemical Corp. (Class H Stock)	580,800	498,362
China Railway Construction Corp. Ltd. (Class H Stock)	39,000	60,212

COMMON STOCKS (continued)	Shares	Value (Note 2)
China (continued)
China Railway Group Ltd. (Class H Stock)	939,000	$1,012,309
China Shenhua Energy Co. Ltd. (Class H Stock)	125,500	285,818
China Telecom Corp. Ltd. (Class H Stock)	482,000	282,307
China Unicom Hong Kong Ltd.	222,000	347,072
Chongqing Changan Automobile Co. Ltd. (Class B Stock)	30,200	77,123
Chongqing Rural Commercial Bank Co. Ltd. (Class H Stock)	1,313,000	1,050,230
CITIC Pacific Ltd.	83,000	148,847
CITIC Securities Co. Ltd (Class H Stock)	181,500	652,855
CNOOC Ltd. (Class H Stock)	686,000	973,075
CSR Corp. Ltd. (Class H Stock)	156,400	239,948
Evergrande Real Estate Group Ltd.	1,568,000	934,197
Franshion Properties China Ltd.*	564,000	201,290
Geely Automobile Holdings Ltd.	1,960,000	1,044,910
GF Securities Co. Ltd. (Class H Stock)*	33,400	85,918
Great Wall Motor Co. Ltd. (Class H Stock)	38,500	190,427
Guangzhou R&F Properties Co. Ltd. (Class H Stock)*	726,800	889,732
Haitong Securities Co. Ltd. (Class H Stock)	57,600	151,922
Hengan International Group Co. Ltd.	2,500	29,675
Huadian Power International Corp. Ltd. (Class H Stock)	972,000	1,073,987
Huaneng Power International, Inc. (Class H Stock)	130,000	180,928
Industrial & Commercial Bank of China Ltd. (Class H Stock)	2,579,000	2,046,504
Longfor Properties Co. Ltd.	51,500	81,839
New China Life Insurance Co. Ltd. (Class H Stock)	27,500	164,245
PetroChina Co. Ltd. (Class H Stock)	526,000	585,805
Ping An Insurance Group Co. (Class H Stock)	84,000	1,133,624
Shanghai Industrial Holdings Ltd.	18,000	60,945
Shanghai Pharmaceuticals Holding Co. Ltd. (Class H Stock)	366,600	1,020,098
Shenzhou International Group Holdings Ltd.	201,000	977,572
Shui On Land Ltd.	91,500	25,936
Sino-Ocean Land Holdings Ltd.	124,500	93,884
Sinotrans Ltd. (Class H Stock)	71,000	47,274
SOHO China Ltd.	749,000	487,402
Tencent Holdings Ltd.	169,500	3,389,412
Yuexiu Property Co. Ltd.	252,580	54,989
Zhejiang Expressway Co. Ltd. (Class H Stock)	684,000	948,601
Zhuzhou CSR Times Electric Co. Ltd. (Class H Stock)	104,500	781,142

		35,474,647

Colombia
Interconexion Electrica SA ESP	14,179	39,894

Czech Republic — 0.1%
Komercni Banka A/S	567	125,691

Greece — 0.4%
Folli Follie SA*	17,192	440,203
Hellenic Telecommunications Organization SA	9,676	81,546

SEE NOTES TO FINANCIAL STATEMENTS.

A129

AST QMA EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Greece (continued)
OPAP SA	7,950	$63,402

		585,151

Hong Kong — 0.4%
China Resources Cement Holdings Ltd.	400,000	222,948
Shimao Property Holdings Ltd.	53,500	105,315
Sino Biopharmaceutical Ltd.	240,000	278,249

		606,512

Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	1,567	80,178
Richter Gedeon Nyrt	5,133	77,106

		157,284

India — 6.2%
Dr. Reddy’s Laboratories Ltd., ADR	22,100	1,222,572
GAIL India Ltd., GDR, RegS	5,248	195,488
ICICI Bank Ltd., ADR	51,800	539,756
Infosys Ltd., ADR	128,000	2,028,800
Mahindra & Mahindra Ltd., GDR	10,291	208,907
Reliance Industries Ltd., GDR	52,943	1,649,174
State Bank of India, GDR, RegS	6,900	285,315
Tata Motors Ltd., ADR	29,300	1,009,971
Tata Steel Ltd., GDR, RegS	48,481	236,830
Vedanta Ltd., ADR	64,600	697,680
Wipro Ltd., ADR(a)	86,200	1,031,814

		9,106,307

Indonesia — 1.2%
Adaro Energy Tbk PT	528,800	30,051
Astra Agro Lestari Tbk PT	16,700	28,685
Bank Negara Indonesia Persero Tbk PT	1,024,500	406,176
Bank Rakyat Indonesia Persero Tbk PT	395,400	306,027
Unilever Indonesia Tbk PT	56,800	167,919
United Tractors Tbk PT	585,600	893,112

		1,831,970

Malaysia — 2.1%
DiGi.Com Bhd	669,600	950,374
MISC Bhd	39,900	81,622
PPB Group Bhd	85,800	343,435
Tenaga Nasional Bhd	102,300	342,693
Westports Holdings Bhd	486,500	545,573
YTL Corp. Bhd	635,000	260,867
YTL Power International Bhd	1,243,200	526,876

		3,051,440

Mexico — 4.6%
America Movil SAB de CV (Class L Stock)	1,441,200	1,540,459
Arca Continental SAB de CV	115,700	657,063
Fibra Uno Administracion SA de CV	83,800	199,297
Gruma SAB de CV (Class B Stock)	73,400	946,833
Grupo Aeroportuario del Sureste SAB de CV (Class B Stock)	7,705	109,466
Grupo Televisa SAB	231,900	1,800,462
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	23,200	50,171
Wal-Mart de Mexico SAB de CV	572,600	1,398,576

		6,702,327

COMMON STOCKS (continued)	Shares	Value (Note 2)
Philippines — 0.3%
Ayala Land, Inc.	122,600	$101,351
DMCI Holdings, Inc.	145,300	42,515
Globe Telecom, Inc.	1,420	78,993
JG Summit Holdings, Inc.	158,770	252,469

		475,328

Poland — 2.3%
Cyfrowy Polsat SA*	50,377	316,696
Energa SA	7,643	46,247
Grupa Azoty SA*	1,840	40,426
KGHM Polska Miedz SA	33,222	941,026
PGE SA	140,596	689,492
Polski Koncern Naftowy Orlen SA	55,962	1,099,158
Polskie Gornictwo Naftowe i Gazownictwo SA	66,152	116,147
Powszechny Zaklad Ubezpieczen SA	1,434	165,005

		3,414,197

Qatar — 0.5%
Barwa Real Estate Co.	3,410	49,384
Commercial Bank of Qatar QSC (The)	2,960	44,629
Gulf International Services QSC	21,087	461,677
Masraf Al Rayan	11,359	144,376
Qatar Islamic Bank	2,089	61,543

		761,609

Russia — 3.6%
Gazprom OAO	490,310	1,296,362
Lukoil OAO	21,420	959,525
Magnit OJSC, GDR, RegS	10,442	581,202
MegaFon OAO, GDR, RegS	3,459	48,080
MMC Norilsk Nickel OJSC	1,243	213,822
Mobile Telesystems OJSC, ADR	9,900	96,822
Moscow Exchange (The)	148,790	188,342
NovaTek OAO, GDR, RegS	3,306	336,551
Rosneft OAO	70,330	295,620
Sberbank of Russia	70,179	366,334
Severstal PAO	6,010	64,686
Sistema JSFC, GDR, RegS	12,675	112,174
Surgutneftegas OJSC, ADR	80,605	475,166
Tatneft OAO	56,940	305,997

		5,340,683

South Africa — 8.1%
Barloworld Ltd.	73,099	580,086
Bidvest Group Ltd.	11,701	296,073
FirstRand Ltd.	345,141	1,512,137
Gold Fields Ltd.	29,842	95,459
Growthpoint Properties Ltd.	472,443	1,026,991
Hyprop Investments Ltd.	8,662	86,150
Liberty Holdings Ltd.	47,707	569,261
Mediclinic International	14,834	124,699
Mr. Price Group Ltd.	54,706	1,126,011
MTN Group Ltd.	65,875	1,237,407
Naspers Ltd. (Class N Stock)	8,217	1,277,780
Nedbank Group Ltd.	8,643	171,629
Netcare Ltd.	289,459	910,683
Resilient Property Income Fund Ltd.	59,764	473,600
Spar Group Ltd. (The)	64,555	1,006,347
Standard Bank Group Ltd.	46,120	606,911

SEE NOTES TO FINANCIAL STATEMENTS.

A130

AST QMA EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
South Africa (continued)
Telkom SA SOC Ltd.*	146,611	$772,596

		11,873,820

South Korea — 13.8%
Amorepacific Corp.	1,480	553,462
Cheil Worldwide, Inc.*	1,647	25,496
DGB Financial Group, Inc.	30,140	315,646
Hanssem Co. Ltd.	770	193,880
Hanwha Corp.	2,017	85,270
Hyosung Corp.	8,740	1,125,428
Hyundai Development Co-Engineering & Construction	2,047	121,265
Hyundai Mobis Co. Ltd.	2,425	460,380
Hyundai Motor Co.	1,781	216,813
Hyundai Steel Co.	18,434	1,118,359
Hyundai Wia Corp.	564	51,973
Industrial Bank of Korea	9,885	127,877
Kangwon Land, Inc.	31,019	1,027,861
KB Financial Group, Inc.	23,978	791,943
KCC Corp.	1,960	862,453
Kia Motors Corp.	9,503	385,536
Korea Aerospace Industries Ltd.	1,644	116,995
Korea Electric Power Corp.	9,774	399,513
Korea Gas Corp.	1,025	39,693
KT Corp.*	2,613	66,583
KT&G Corp.	16,720	1,422,500
LG Chem Ltd.	5,459	1,361,399
LG Display Co. Ltd.	15,480	357,412
LG Household & Health Care Ltd.	332	230,141
LG Uplus Corp.	17,653	155,946
Lotte Shopping Co. Ltd.	1,354	284,339
NCSoft Corp.	562	99,866
POSCO	2,386	477,772
Samsung Card Co. Ltd.	12,151	402,449
Samsung Electro-Mechanics Co. Ltd.	1,856	84,895
Samsung Electronics Co. Ltd.	4,086	4,635,919
SK Holdings Co. Ltd.	743	131,696
SK Hynix, Inc.	44,327	1,680,061
Woori Bank	93,834	822,993

		20,233,814

Taiwan — 13.4%
AU Optronics Corp.	2,069,000	917,966
Cathay Financial Holding Co. Ltd.*	923,600	1,612,560
China Development Financial Holding Corp.	516,000	195,519
Chunghwa Telecom Co. Ltd.	19,000	60,635
Compal Electronics, Inc.	152,000	115,618
CTBC Financial Holding Co. Ltd.	1,686,000	1,328,010
Eclat Textile Co. Ltd.	6,000	98,450
Far Eastern New Century Corp.	256,000	271,171
Farglory Land Development Co. Ltd.	212,000	221,565
First Financial Holding Co. Ltd.	264,000	161,717
Foxconn Technology Co. Ltd.	33,000	119,732
Fubon Financial Holding Co. Ltd.	749,000	1,488,553
Highwealth Construction Corp.	21,000	50,066
Hon Hai Precision Industry Co. Ltd.	200,832	631,091
Hua Nan Financial Holdings Co. Ltd.	223,850	128,769
Innolux Corp.	2,056,000	1,071,205
Largan Precision Co. Ltd.	12,000	1,369,810
Mega Financial Holding Co. Ltd.	785,000	707,073

COMMON STOCKS (continued)	Shares	Value (Note 2)
Taiwan (continued)
Nan Ya Plastics Corp.	356,000	$835,604
Pegatron Corp.	431,000	1,261,083
Pou Chen Corp.	257,000	366,609
Powertech Technology, Inc.*	25,000	54,096
Siliconware Precision Industries Co.	694,000	1,058,900
SinoPac Financial Holdings Co. Ltd.	2,265,000	1,001,827
Taiwan Semiconductor Manufacturing Co. Ltd.	693,000	3,152,193
Transcend Information, Inc.	8,000	29,438
United Microelectronics Corp.	2,521,000	1,064,732
Wan Hai Lines Ltd.	28,000	22,233
Yuanta Financial Holding Co. Ltd.*	316,450	171,151

		19,567,376

Thailand — 2.3%
Charoen Pokphand Foods PCL	1,498,200	1,064,582
Energy Absolute PCL	39,300	27,344
PTT PCL	124,500	1,323,311
Thai Union Frozen Products PCL	1,310,500	845,847
True Corp. PCL*	325,600	109,897

		3,370,981

Turkey — 2.2%
Akbank TAS	78,246	226,176
Enka Insaat ve Sanayi A/S	67,203	127,845
Eregli Demir ve Celik Fabrikalari TAS	600,273	971,162
Ford Otomotiv Sanayi A/S	2,646	35,397
TAV Havalimanlari Holding A/S	92,816	787,964
Tofas Turk Otomobil Fabrikasi A/S	4,691	32,012
Tupras Turkiye Petrol Rafinerileri A/S*	4,485	113,621
Turk Hava Yollari Anonim Ortakligi*	89,261	293,000
Turkiye Is Bankasi (Class C Stock)	267,404	562,335
Turkiye Sise ve Cam Fabrikalari A/S	22,655	30,515

		3,180,027

United Arab Emirates — 0.6%
Abu Dhabi Commercial Bank	239,269	498,256
DP World Ltd.	11,076	237,026
Dubai Islamic Bank PJSC	41,777	77,325

		812,607

TOTAL COMMON STOCKS (cost $127,163,039)		131,884,980

EXCHANGE TRADED FUND — 1.9%
iShares MSCI Emerging Markets ETF (cost $2,822,200)	67,500	2,674,350

PREFERRED STOCKS — 6.0%
Brazil — 4.9%
Banco Bradesco SA (PRFC)	184,852	1,694,472
Braskem SA (PRFC A)	6,300	27,375
Cia Energetica de Minas Gerais (PRFC)	139,700	529,756
Cia Energetica de Sao Paulo (PRFC B)	6,700	42,173
Gerdau SA (PRFC)	16,200	38,818
Itau Unibanco Holding SA (PRFC)	179,530	1,977,711
Itausa – Investimentos Itau SA (PRFC)	158,180	453,818
Metalurgica Gerdau SA (PRFC)	10,600	21,581
Oi SA (PRFC)*	462,800	878,235
Petroleo Brasileiro SA (PRFC)*	117,500	481,474
Suzano Papel e Celulose SA (PRFC A)	11,900	63,421

SEE NOTES TO FINANCIAL STATEMENTS.

A131

AST QMA EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

PREFERRED STOCKS (continued)	Shares	Value (Note 2)
Brazil (continued)
Telefonica Brasil SA (PRFC)	72,000	$1,006,208

		7,215,042

Chile — 0.1%
Sociedad Quimica y Minera de Chile SA (PRFC B)	12,887	208,563

Russia — 0.2%
AK Transneft OAO (PRFC)	113	276,024

South Korea — 0.8%
Hyundai Motor Co. (2nd PRFC)	2,200	206,887
Samsung Electronics Co. Ltd. (PRFC)	1,000	888,721

		1,095,608

TOTAL PREFERRED STOCKS (cost $10,656,203)		8,795,237

TOTAL LONG-TERM INVESTMENTS (cost $140,641,442)		143,354,567

SHORT-TERM INVESTMENTS — 2.1%
AFFILIATED MONEY MARKET MUTUAL FUND — 1.9%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $2,855,160; includes $1,066,725 of cash collateral for securities on loan)(b)(w) (Note 4)	2,855,160	2,855,160

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. TREASURY OBLIGATION(k)(n) — 0.2%
U.S. Treasury Bills (cost $249,919)
0.149%	09/17/15	250	$250,000

TOTAL SHORT-TERM INVESTMENTS (cost $3,105,079)			3,105,160

TOTAL INVESTMENTS — 100.0% (cost $143,746,521)			146,459,727
OTHER ASSETS IN EXCESS OF LIABILITIES(x)			69,560

NET ASSETS — 100.0%			$146,529,287

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,021,496; cash collateral of $1,066,725 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects yield to maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2015	Unrealized Depreciation(1)
Long Position:
60	Mini MSCI Emerging Markets Index	Sep. 2015	$2,903,649	$2,878,200	$(25,449)

(1)	A U.S. Treasury Obligation with a market value of $250,000 has been segregated with Goldman Sachs & Co. to cover requirements for open contracts at June 30, 2015.

SEE NOTES TO FINANCIAL STATEMENTS.

A132

AST QMA EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Brazil	$4,792,145	$—	$—
Chile	381,170	—	—
China	2,062,603	33,147,197	264,847
Colombia	39,894	—	—
Czech Republic	125,691	—	—
Greece	—	585,151	—
Hong Kong	—	606,512	—
Hungary	—	157,284	—
India	9,106,307	—	—
Indonesia	—	1,831,970	—
Malaysia	260,867	2,790,573	—
Mexico	6,702,327	—	—
Philippines	252,469	222,859	—
Poland	205,431	3,208,766	—
Qatar	44,629	716,980	—
Russia	2,016,329	3,324,354	—
South Africa	655,411	11,218,409	—
South Korea	1,422,500	18,811,314	—
Taiwan	22,233	19,545,143	—
Thailand	3,370,981	—	—
Turkey	30,515	3,149,512	—
United Arab Emirates	237,026	575,581	—
Exchange Traded Fund	2,674,350	—	—
Preferred Stocks
Brazil	7,215,042	—	—
Chile	208,563	—	—
Russia	276,024	—	—
South Korea	—	1,095,608	—
U.S. Treasury Obligation	—	250,000	—
Affiliated Money Market Mutual Fund	2,855,160	—	—
Other Financial Instruments*
Futures	(25,449)	—	—

Total	$44,932,218	$101,237,213	$264,847

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Common Stocks	$3,992,507	L2 to L1	Model Price to Official Close
Common Stocks	$619,806	L1 to L2	Official Close to Model Price

SEE NOTES TO FINANCIAL STATEMENTS.

A133

AST QMA EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2015 were as follows:

Banks	17.4%
Oil, Gas & Consumable Fuels	7.7
Semiconductors & Semiconductor Equipment	4.8
Technology Hardware, Storage & Peripherals	4.8
Wireless Telecommunication Services	4.4
Insurance	4.0
Metals & Mining	3.4
Food Products	3.1
Electronic Equipment, Instruments & Components	3.0
Diversified Telecommunication Services	2.6
Chemicals	2.5
Media	2.3
Automobiles	2.3
Internet Software & Services	2.3
Real Estate Management & Development	2.3
Diversified Financial Services	2.2
Food & Staples Retailing	2.1
IT Services	2.1
Affiliated Money Market Mutual Fund (0.7% represents investments purchased with collateral from securities on loan)	1.9
Exchange Traded Fund	1.9
Transportation Infrastructure	1.8
Textiles, Apparel & Luxury Goods	1.6
Health Care Providers & Services	1.4
Electric Utilities	1.4
Real Estate Investment Trusts (REITs)	1.2
Beverages	1.2
Pharmaceuticals	1.1
Specialty Retail	1.1
Construction & Engineering	1.0
Tobacco	1.0

Industrial Conglomerates	0.9%
Capital Markets	0.9
Independent Power & Renewable Electricity Producers	0.9
Machinery	0.9
Hotels, Restaurants & Leisure	0.7
Building Products	0.6
Multi-Utilities	0.5
Electrical Equipment	0.5
Personal Products	0.4
Trading Companies & Distributors	0.4
Auto Components	0.4
Paper & Forest Products	0.3
Energy Equipment & Services	0.3
Multiline Retail	0.3
Household Products	0.3
Consumer Finance	0.3
Construction Materials	0.3
Airlines	0.3
U.S. Treasury Obligation	0.2
Gas Utilities	0.1
Household Durables	0.1
Commercial Services & Supplies	0.1
Containers & Packaging	0.1
Aerospace & Defense	0.1
Marine	0.1
Software	0.1

100.0
Other assets in excess of liabilities	— *

100.0%

*	Less than 0.05%

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2015 as presented in the Statement Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	—	$—	Due from/to broker-variation margin futures	$(25,449	)*

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A134

AST QMA EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Futures	Total
Equity contracts	$1,279	$175,012	$176,291

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value			Futures
Equity contracts			$(152,599)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

For the six months ended June 30, 2015, the Portfolio’s average value at trade date for futures long position was $2,552,350.

SEE NOTES TO FINANCIAL STATEMENTS.

A135

AST QMA EMERGING MARKETS EQUITY PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2015

ASSETS:
Investments at value, including securities on loan of $1,021,496:
Unaffiliated investments (cost $140,891,361)	$143,604,567
Affiliated investments (cost $2,855,160)	2,855,160
Foreign currency, at value (cost $169,093)	167,488
Dividends and interest receivable	1,028,362
Tax reclaim receivable	100,486
Due from broker-variation margin futures	42,000
Receivable for fund share sold	34,148
Prepaid expenses	217

Total Assets	147,832,428

LIABILITIES:
Payable to broker for collateral for securities on loan	1,066,725
Accrued expenses and other liabilities	168,576
Advisory fees payable	65,160
Distribution fee payable	2,018
Affiliated transfer agent fee payable	350
Payable for fund share repurchased	312

Total Liabilities	1,303,141

NET ASSETS	$146,529,287

Net assets were comprised of:
Paid-in capital	$160,784,141
Retained earnings	(14,254,854)

Net assets, June 30, 2015	$146,529,287

Net asset value and redemption price per share, $146,529,287 / 14,911,858 outstanding shares of beneficial interest	$9.83

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2015

INCOME
Unaffiliated dividend income (net of $278,404 foreign withholding tax)	$2,528,635
Affiliated income from securities lending, net	5,147
Affiliated dividend income	1,995
Interest income	269

2,536,046

EXPENSES
Advisory fees	854,686
Distribution fee	78,411
Custodian and accounting fees	163,000
Audit fee	15,000
Trustees’ fees	6,000
Legal fees and expenses	4,000
Shareholders’ reports	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Insurance expenses	1,000
Loan interest expense	12
Miscellaneous	18,110

Total expenses	1,148,219

NET INVESTMENT INCOME	1,387,827

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	(1,789,902)
Futures transactions	175,012
Foreign currency transactions	(80,468)

(1,695,358)

Net change in unrealized appreciation (depreciation) on:
Investments	6,009,956
Futures	(152,599)
Foreign currencies	4,782

5,862,139

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	4,166,781

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,554,608

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2015	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$1,387,827	$2,314,563
Net realized loss on investment and foreign currency transactions	(1,695,358)	(4,771,054)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	5,862,139	(5,825,429)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,554,608	(8,281,920)

FUND SHARE TRANSACTIONS:
Fund share sold [376,458 and 721,388 shares, respectively]	3,728,177	7,169,077
Fund share repurchased [3,126,958 and 7,506,614 shares, respectively]	(30,511,424)	(69,265,430)

NET DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(26,783,247)	(62,096,353)

TOTAL DECREASE IN NET ASSETS	(21,228,639)	(70,378,273)
NET ASSETS:
Beginning of period	167,757,926	238,136,199

End of period	$146,529,287	$167,757,926

SEE NOTES TO FINANCIAL STATEMENTS.

A136

AST QMA LARGE-CAP PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

LONG-TERM INVESTMENTS — 99.0%
COMMON STOCKS	Shares	Value (Note 2)
Aerospace & Defense — 3.9%
General Dynamics Corp.	228,200	$32,333,658
Huntington Ingalls Industries, Inc.	79,800	8,984,682
L-3 Communications Holdings, Inc.	50,700	5,748,366
Lockheed Martin Corp.	167,500	31,138,250
Northrop Grumman Corp.	183,300	29,076,879
Raytheon Co.	137,900	13,194,272

		120,476,107

Air Freight & Logistics — 1.2%
FedEx Corp.	133,100	22,680,240
United Parcel Service, Inc. (Class B Stock)	155,100	15,030,741

		37,710,981

Airlines — 0.9%
Southwest Airlines Co.	797,800	26,399,202

Auto Components — 0.3%
Johnson Controls, Inc.	179,300	8,880,729

Automobiles — 0.2%
Thor Industries, Inc.	107,100	6,027,588

Banks — 6.0%
Bank of America Corp.	2,844,600	48,415,092
Citigroup, Inc.	408,700	22,576,588
JPMorgan Chase & Co.	975,900	66,126,984
KeyCorp	624,100	9,373,982
Regions Financial Corp.	2,120,200	21,965,272
U.S. Bancorp	71,600	3,107,440
Wells Fargo & Co.	226,700	12,749,608

		184,314,966

Beverages — 2.2%
Coca-Cola Co. (The)	566,400	22,219,872
Monster Beverage Corp.*	131,500	17,623,630
PepsiCo, Inc.	296,000	27,628,640

		67,472,142

Biotechnology — 4.7%
Amgen, Inc.	195,000	29,936,400
Biogen, Inc.*	107,900	43,585,126
Celgene Corp.*	125,500	14,524,743
Gilead Sciences, Inc.	372,600	43,624,008
Regeneron Pharmaceuticals, Inc.*	23,000	11,732,990

		143,403,267

Building Products — 0.3%
A.O. Smith Corp.	133,000	9,573,340

Capital Markets — 2.1%
Franklin Resources, Inc.	417,500	20,470,025
Goldman Sachs Group, Inc. (The)	193,100	40,317,349
SEI Investments Co.	21,700	1,063,951
State Street Corp.	29,100	2,240,700

		64,092,025

Chemicals — 2.6%
Celanese Corp. (Class A Stock)	75,500	5,426,940
Chemtura Corp.*	53,000	1,500,430
LyondellBasell Industries NV (Class A Stock)	367,700	38,064,304
Mosaic Co. (The)	284,800	13,342,880
Sherwin-Williams Co. (The)	67,300	18,508,846

COMMON STOCKS (continued)	Shares	Value (Note 2)
Chemicals (continued)
Westlake Chemical Corp.	60,600	$4,156,554

		80,999,954

Communications Equipment — 2.2%
Cisco Systems, Inc.	1,712,900	47,036,234
Juniper Networks, Inc.	171,600	4,456,452
QUALCOMM, Inc.	266,700	16,703,421

		68,196,107

Construction Materials
Vulcan Materials Co.	11,500	965,195

Consumer Finance — 0.1%
Discover Financial Services	49,000	2,823,380

Containers & Packaging — 0.2%
Bemis Co., Inc.(a)	42,400	1,908,424
Packaging Corp. of America	77,300	4,830,477

		6,738,901

Diversified Financial Services — 1.3%
Berkshire Hathaway, Inc. (Class B Stock)*	281,900	38,369,409

Diversified Telecommunication Services — 1.5%
Verizon Communications, Inc.	982,000	45,771,020

Electric Utilities — 1.5%
American Electric Power Co., Inc.	101,700	5,387,049
Entergy Corp.	224,500	15,827,250
PPL Corp.	782,700	23,066,169

		44,280,468

Electrical Equipment — 0.1%
Acuity Brands, Inc.	16,100	2,897,678

Electronic Equipment, Instruments & Components — 0.1%
CDW Corp.	70,500	2,416,740
Corning, Inc.	87,000	1,716,510

		4,133,250

Energy Equipment & Services — 1.2%
Cameron International Corp.*	177,000	9,269,490
Ensco PLC (Class A Stock)	146,100	3,253,647
Noble Corp. PLC(a)	237,500	3,655,125
Schlumberger Ltd.	235,900	20,332,221

		36,510,483

Food & Staples Retailing — 2.7%
Fresh Market, Inc. (The)*(a)	59,900	1,925,186
Kroger Co. (The)	535,700	38,843,607
Wal-Mart Stores, Inc.	575,500	40,820,215

		81,589,008

Food Products — 1.3%
Archer-Daniels-Midland Co.	450,900	21,742,398
Bunge Ltd.	59,000	5,180,200
ConAgra Foods, Inc.	255,800	11,183,576

		38,106,174

Gas Utilities — 0.6%
AGL Resources, Inc.	222,900	10,378,224
UGI Corp.	209,700	7,224,165

		17,602,389

Health Care Equipment & Supplies — 1.5%
Abbott Laboratories	372,300	18,272,484

SEE NOTES TO FINANCIAL STATEMENTS.

A137

AST QMA LARGE-CAP PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Health Care Equipment & Supplies (continued)
C.R. Bard, Inc.	61,000	$10,412,700
DENTSPLY International, Inc.	24,600	1,268,130
Edwards Lifesciences Corp.*	44,600	6,352,378
Medtronic PLC	76,000	5,631,600
Stryker Corp.	41,600	3,975,712

		45,913,004

Health Care Providers & Services — 4.5%
Aetna, Inc.	335,800	42,801,068
Anthem, Inc.	199,300	32,713,102
Catamaran Corp.*	20,700	1,264,356
CIGNA Corp.	173,900	28,171,800
Express Scripts Holding Co.*	31,500	2,801,610
UnitedHealth Group, Inc.	238,400	29,084,800

		136,836,736

Hotels, Restaurants & Leisure — 2.2%
Chipotle Mexican Grill, Inc.*	18,100	10,950,319
Darden Restaurants, Inc.	120,800	8,586,464
DineEquity, Inc.	22,200	2,199,798
Marriott Vacations Worldwide Corp.	48,800	4,477,400
McDonald’s Corp.	387,500	36,839,625
Wyndham Worldwide Corp.	63,700	5,217,667

		68,271,273

Household Products — 1.9%
Kimberly-Clark Corp.	55,500	5,881,335
Procter & Gamble Co. (The)	651,700	50,989,008

		56,870,343

Independent Power & Renewable Electricity Producers — 0.7%
AES Corp.	1,018,700	13,507,962
Calpine Corp.*	420,600	7,566,594

		21,074,556

Industrial Conglomerates — 0.9%
3M Co.	70,900	10,939,870
Carlisle Cos., Inc.	19,700	1,972,364
General Electric Co.	527,300	14,010,361

		26,922,595

Insurance — 1.2%
Aflac, Inc.	258,500	16,078,700
American Financial Group, Inc.	75,300	4,897,512
Old Republic International Corp.	132,100	2,064,723
Travelers Cos., Inc. (The)	68,000	6,572,880
Unum Group	205,700	7,353,775

		36,967,590

Internet & Catalog Retail
Liberty Interactive Corp. (Class A Stock)*	36,700	1,018,425

Internet Software & Services — 1.9%
Google, Inc. (Class A Stock)*	19,940	10,768,397
Google, Inc. (Class C Stock)*	91,278	47,511,111

		58,279,508

IT Services — 1.9%
Automatic Data Processing, Inc.	79,500	6,378,285
Booz Allen Hamilton Holding Corp.	119,800	3,023,752
Broadridge Financial Solutions, Inc.	62,500	3,125,625
DST Systems, Inc.	88,100	11,098,838

COMMON STOCKS (continued)	Shares	Value (Note 2)
IT Services (continued)
Fiserv, Inc.*	154,500	$12,797,235
MAXIMUS, Inc.	28,300	1,860,159
Syntel, Inc.*	52,000	2,468,960
Visa, Inc. (Class A Stock)(a)	268,300	18,016,345

		58,769,199

Leisure Products — 0.3%
Brunswick Corp.	79,500	4,043,370
Polaris Industries, Inc.(a)	42,100	6,235,431

		10,278,801

Life Sciences Tools & Services — 0.7%
Agilent Technologies, Inc.	87,000	3,356,460
Thermo Fisher Scientific, Inc.	137,500	17,842,000

		21,198,460

Machinery — 0.1%
Trinity Industries, Inc	53,800	1,421,934

Media — 3.0%
Cinemark Holdings, Inc.	79,100	3,177,447
Comcast Corp. (Class A Stock)	612,100	36,811,694
DIRECTV*	120,000	11,134,800
Discovery Communications, Inc. (Class C Stock)*(a)	103,700	3,222,996
Walt Disney Co. (The)	335,800	38,328,212

		92,675,149

Multiline Retail — 1.1%
Dillard’s, Inc. (Class A Stock)	73,600	7,741,984
Target Corp.	328,900	26,848,107

		34,590,091

Multi-Utilities — 0.7%
Public Service Enterprise Group, Inc.	549,900	21,600,072

Oil, Gas & Consumable Fuels — 8.1%
Cabot Oil & Gas Corp.	380,400	11,997,816
Chevron Corp.	180,100	17,374,247
Delek US Holdings, Inc.	130,200	4,793,964
EQT Corp.	142,600	11,599,084
Exxon Mobil Corp.	929,700	77,351,040
Hess Corp.	158,300	10,587,104
HollyFrontier Corp.	222,400	9,494,256
Marathon Oil Corp.	43,400	1,151,836
Marathon Petroleum Corp.	564,900	29,549,919
PBF Energy, Inc. (Class A Stock)	65,000	1,847,300
Phillips 66	420,400	33,867,424
Valero Energy Corp.	492,600	30,836,760
Western Refining, Inc.	32,700	1,426,374
World Fuel Services Corp.	116,600	5,590,970

		247,468,094

Paper & Forest Products — 0.3%
International Paper Co.	213,400	10,155,706

Pharmaceuticals — 5.5%
AbbVie, Inc.	274,100	18,416,779
Bristol-Myers Squibb Co.	536,900	35,725,326
Johnson & Johnson	574,700	56,010,262
Merck & Co., Inc.	386,300	21,992,059
Pfizer, Inc.	1,088,300	36,490,699

		168,635,125

SEE NOTES TO FINANCIAL STATEMENTS.

A138

AST QMA LARGE-CAP PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Investment Trusts (REITs) — 2.8%
American Capital Agency Corp.	189,400	$3,479,278
Annaly Capital Management, Inc.	2,015,800	18,525,202
BioMed Realty Trust, Inc.	63,800	1,233,892
CBL & Associates Properties, Inc.	82,200	1,331,640
Chambers Street Properties	232,300	1,846,785
Crown Castle International Corp.	53,100	4,263,930
Equity Residential	30,200	2,119,134
Franklin Street Properties Corp.	130,600	1,477,086
GEO Group, Inc. (The)	95,500	3,262,280
Healthcare Realty Trust, Inc.	41,400	962,964
Hospitality Properties Trust	222,900	6,423,978
Invesco Mortgage Capital, Inc.	174,300	2,495,976
Lexington Realty Trust	426,500	3,616,720
ProLogis, Inc.	671,500	24,912,650
Simon Property Group, Inc.	17,900	3,097,058
Sunstone Hotel Investors, Inc.	338,000	5,073,380
WP Carey, Inc.	38,700	2,280,978

		86,402,931

Real Estate Management & Development — 1.2%
CBRE Group, Inc. (Class A Stock)*	588,500	21,774,500
Jones Lang LaSalle, Inc.	95,300	16,296,300

		38,070,800

Road & Rail — 1.1%
Union Pacific Corp.	352,400	33,608,388

Semiconductors & Semiconductor Equipment — 3.8%
Applied Materials, Inc.	70,300	1,351,166
Avago Technologies Ltd. (Singapore)	169,100	22,478,463
Intel Corp.	1,448,000	44,040,920
Skyworks Solutions, Inc.	193,900	20,184,990
Texas Instruments, Inc.	560,000	28,845,600

		116,901,139

Software — 4.1%
Activision Blizzard, Inc.	121,800	2,948,778
Intuit, Inc.	34,500	3,476,565
Manhattan Associates, Inc.*	130,600	7,790,290
Microsoft Corp.	1,537,800	67,893,870
Oracle Corp.	580,600	23,398,180
Symantec Corp.	802,500	18,658,125
Synopsys, Inc.*	40,700	2,061,455

		126,227,263

Specialty Retail — 3.8%
AutoNation, Inc.*	193,500	12,186,630
Best Buy Co., Inc.	65,400	2,132,694
Dick’s Sporting Goods, Inc.	40,300	2,086,331
Express, Inc.*	84,400	1,528,484
Foot Locker, Inc.	43,800	2,935,038
Gap, Inc. (The)(a)	517,300	19,745,341
Home Depot, Inc. (The)	201,900	22,437,147
Lowe’s Cos., Inc.	98,300	6,583,151
Ross Stores, Inc.	625,500	30,405,555
TJX Cos., Inc. (The)	35,200	2,329,184
Ulta Salon Cosmetics & Fragrance, Inc.*	65,400	10,101,030
Urban Outfitters, Inc.*	91,300	3,195,500

		115,666,085

Technology Hardware, Storage & Peripherals — 5.8%
Apple, Inc.	1,175,300	147,412,003

COMMON STOCKS (continued)	Shares	Value (Note 2)
Technology Hardware, Storage & Peripherals (continued)
Hewlett-Packard Co.	1,038,200	$31,156,382

		178,568,385

Textiles, Apparel & Luxury Goods — 0.8%
Carter’s, Inc.	53,700	5,708,310
Michael Kors Holdings Ltd.*	454,200	19,117,278

		24,825,588

Tobacco — 1.9%
Altria Group, Inc.	803,400	39,294,294
Philip Morris International, Inc.	231,300	18,543,321

		57,837,615

TOTAL LONG-TERM INVESTMENTS (cost $2,789,009,845)		3,034,388,618

SHORT-TERM INVESTMENTS — 1.8%
AFFILIATED MONEY MARKET MUTUAL FUND — 1.7%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $53,250,704; includes $48,482,645 of cash collateral for securities on loan)(b)(w)(Note 4)	53,250,704	53,250,704

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n) — 0.1%
U.S. Treasury Bills (cost $1,999,350)
0.150%	09/17/15	2,000	2,000,000

TOTAL SHORT-TERM INVESTMENTS (cost $55,250,054)			55,250,704

TOTAL INVESTMENTS — 100.8% (cost $2,844,259,899)			3,089,639,322
LIABILITIES IN EXCESS OF OTHER ASSETS(x) — (0.8)%			(25,380,726)

NET ASSETS — 100.0%			$3,064,258,596

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $47,423,081; cash collateral of $48,482,645 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements. (b) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects yield to maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A139

AST QMA LARGE-CAP PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Futures contracts outstanding at June 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2015	Unrealized Depreciation(1)
Long Position:
285	S&P 500 E-Mini	Sep. 2015	$29,647,248	$29,275,200	$(372,048)

(1)	U.S. Treasury securities with a market value of $2,000,000 have been segregated with Goldman Sachs & Co. to cover requirements for open contracts at June 30, 2015.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$120,476,107	$—	$—
Air Freight & Logistics	37,710,981	—	—
Airlines	26,399,202	—	—
Auto Components	8,880,729	—	—
Automobiles	6,027,588	—	—
Banks	184,314,966	—	—
Beverages	67,472,142	—	—
Biotechnology	143,403,267	—	—
Building Products	9,573,340	—	—
Capital Markets	64,092,025	—	—
Chemicals	80,999,954	—	—
Communications Equipment	68,196,107	—	—
Construction Materials	965,195	—	—
Consumer Finance	2,823,380	—	—
Containers & Packaging	6,738,901	—	—
Diversified Financial Services	38,369,409	—	—
Diversified Telecommunication Services	45,771,020	—	—
Electric Utilities	44,280,468	—	—
Electrical Equipment	2,897,678	—	—
Electronic Equipment, Instruments & Components	4,133,250	—	—
Energy Equipment & Services	36,510,483	—	—
Food & Staples Retailing	81,589,008	—	—
Food Products	38,106,174	—	—
Gas Utilities	17,602,389	—	—
Health Care Equipment & Supplies	45,913,004	—	—
Health Care Providers & Services	136,836,736	—	—
Hotels, Restaurants & Leisure	68,271,273	—	—
Household Products	56,870,343	—	—
Independent Power & Renewable Electricity Producers	21,074,556	—	—
Industrial Conglomerates	26,922,595	—	—
Insurance	36,967,590	—	—
Internet & Catalog Retail	1,018,425	—	—
Internet Software & Services	58,279,508	—	—
IT Services	58,769,199	—	—
Leisure Products	10,278,801	—	—
Life Sciences Tools & Services	21,198,460	—	—
Machinery	1,421,934	—	—
Media	92,675,149	—	—
Multiline Retail	34,590,091	—	—
Multi-Utilities	21,600,072	—	—
Oil, Gas & Consumable Fuels	247,468,094	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A140

AST QMA LARGE-CAP PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

	Level 1	Level 2	Level 3
Paper & Forest Products	$10,155,706	$—	$—
Pharmaceuticals	168,635,125	—	—
Real Estate Investment Trusts (REITs)	86,402,931	—	—
Real Estate Management & Development	38,070,800	—	—
Road & Rail	33,608,388	—	—
Semiconductors & Semiconductor Equipment	116,901,139	—	—
Software	126,227,263	—	—
Specialty Retail	115,666,085	—	—
Technology Hardware, Storage & Peripherals	178,568,385	—	—
Textiles, Apparel & Luxury Goods	24,825,588	—	—
Tobacco	57,837,615	—	—
U. S. Treasury Obligation	—	2,000,000	—
Affiliated Money Market Mutual Fund	53,250,704	—	—
Other Financial Instruments*
Futures	(372,048)	—	—

Total	$3,087,267,274	$2,000,000	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2015 were as follows:

Oil, Gas & Consumable Fuels	8.1%
Banks	6.0
Technology Hardware, Storage & Peripherals	5.8
Pharmaceuticals	5.5
Biotechnology	4.7
Health Care Providers & Services	4.5
Software	4.1
Aerospace & Defense	3.9
Specialty Retail	3.8
Semiconductors & Semiconductor Equipment	3.8
Media	3.0
Real Estate Investment Trusts (REITs)	2.8
Food & Staples Retailing	2.7
Chemicals	2.6
Communications Equipment	2.2
Beverages	2.2
Hotels, Restaurants & Leisure	2.2
Capital Markets	2.1
Internet Software & Services	1.9
Tobacco	1.9
Household Products	1.9
IT Services	1.9
Affiliated Money Market Mutual Fund (1.6% represents investments purchased with collateral from securities on loan)	1.7
Health Care Equipment & Supplies	1.5
Electric Utilities	1.5
Diversified Telecommunication Services	1.5
Diversified Financial Services	1.3
Food Products	1.3
Real Estate Management & Development	1.2

Air Freight & Logistics	1.2%
Insurance	1.2
Energy Equipment & Services	1.2
Road & Rail	1.1
Multiline Retail	1.1
Industrial Conglomerates	0.9
Airlines	0.9
Textiles, Apparel & Luxury Goods	0.8
Multi-Utilities	0.7
Independent Power & Renewable Electricity Producers	0.7
Life Sciences Tools & Services	0.7
Gas Utilities	0.6
Building Products	0.3
Leisure Products	0.3
Paper and Forest Products	0.3
Auto Components	0.3
Containers & Packaging	0.2
Automobiles	0.2
Machinery	0.1
Electrical Equipment	0.1
Consumer Finance	0.1
U.S. Treasury Obligations	0.1
Electronic Equipment, Instruments & Components	0.1

100.8
Liabilities in excess of other assets	(0.8)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A141

AST QMA LARGE-CAP PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and the Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2015 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments,carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	—	—	Due from/to broker — variation margin futures	$372,048	*

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$2,121,606

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(1,026,173)

For the six months ended June 30, 2015, the Portfolio’s average value at trade date for futures long position was $29,742,643.

SEE NOTES TO FINANCIAL STATEMENTS.

A142

AST QMA LARGE-CAP PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2015

ASSETS:
Investments at value, including securities on loan of $47,423,081:
Unaffiliated investments (cost $2,791,009,195)	$3,036,388,618
Affiliated investments (cost $53,250,704)	53,250,704
Receivable for investments sold	22,740,762
Dividends and interest receivable	3,764,724
Receivable for fund share sold	135,173
Due from broker-variation margin futures	42,075
Prepaid expenses	3,133

Total Assets	3,116,325,189

LIABILITIES:
Payable to broker for collateral for securities on loan	48,482,645
Payable for investments purchased	1,605,089
Payable for fund share repurchased	1,295,385
Advisory fees payable	564,217
Accrued expenses and other liabilities	76,173
Distribution fee payable	42,734
Affiliated transfer agent fee payable	350

Total Liabilities	52,066,593

NET ASSETS	$3,064,258,596

Net assets were comprised of:
Paid-in capital	$2,281,376,425
Retained earnings	782,882,171

Net assets, June 30, 2015	$3,064,258,596

Net asset value and redemption price per share, $3,064,258,596 / 221,878,600 outstanding shares of beneficial interest	$13.81

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2015

INCOME
Unaffiliated dividend income	$32,979,614
Affiliated income from securities lending, net	42,641
Affiliated dividend income	28,173
Interest income	1,160

33,051,588

EXPENSES
Advisory fees	10,648,230
Distribution fee	1,488,925
Custodian and accounting fees	90,000
Insurance expenses	18,000
Trustees’ fees	17,000
Audit fee	12,000
Legal fees and expenses	7,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Shareholders’ reports	3,000
Loan interest expense	74
Miscellaneous	8,646

Total expenses	12,296,875
Less: advisory fee waivers and/or expense reimbursement	(215,888)

Net expenses	12,080,987

NET INVESTMENT INCOME	20,970,601

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on:
Investment transactions	99,734,166
Futures transactions	2,121,606

101,855,772

Net change in unrealized appreciation (depreciation) on:
Investments	(80,006,981)
Futures	(1,026,173)

(81,033,154)

NET GAIN ON INVESTMENTS	20,822,618

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$41,793,219

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2015	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$20,970,601	$31,956,356
Net realized gain on investment transactions	101,855,772	270,400,779
Net change in unrealized appreciation (depreciation) on investments	(81,033,154)	79,422,206

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	41,793,219	381,779,341

FUND SHARE TRANSACTIONS:
Fund share sold [26,986,524 and 8,763,252 shares, respectively]	373,472,305	111,051,720
Fund share repurchased [10,235,247 and 25,780,849 shares, respectively]	(142,519,809)	(324,118,021)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	230,952,496	(213,066,301)

TOTAL INCREASE IN NET ASSETS	272,745,715	168,713,040
NET ASSETS:
Beginning of period	2,791,512,881	2,622,799,841

End of period	$3,064,258,596	$2,791,512,881

SEE NOTES TO FINANCIAL STATEMENTS.

A143

AST SMALL-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

LONG-TERM INVESTMENTS — 99.7%
COMMON STOCKS — 99.7%	Shares	Value (Note 2)
Aerospace & Defense — 2.0%
Astronics Corp.*	86,709	$6,146,801
HEICO Corp.	38,829	2,263,731
Hexcel Corp.	167,774	8,345,079

		16,755,611

Airlines — 2.4%
JetBlue Airways Corp.*(a)	550,229	11,422,754
Spirit Airlines, Inc.*	113,565	7,052,387
Virgin America, Inc.*(a)	63,305	1,739,621

		20,214,762

Banks — 5.0%
Bank of the Ozarks, Inc.	176,563	8,077,757
CoBiz Financial, Inc.	154,917	2,024,765
ConnectOne Bancorp, Inc.	161,224	3,471,153
Customers Bancorp, Inc.*	80,431	2,162,790
FCB Financial Holdings, Inc. (Class A Stock)*	120,327	3,826,399
First NBC Bank Holding Co.*	140,920	5,073,120
Opus Bank	205,612	7,439,042
Pacific Premier Bancorp, Inc.*	125,747	2,132,669
PrivateBancorp, Inc.	47,823	1,904,312
Synovus Financial Corp.	50,779	1,565,009
UMB Financial Corp.	71,999	4,105,383

		41,782,399

Biotechnology — 11.1%
Acorda Therapeutics, Inc.*(a)	119,802	3,993,001
Adamas Pharmaceuticals, Inc.*	104,976	2,752,471
Akebia Therapeutics, Inc.*(a)	279,504	2,876,096
Alder Biopharmaceuticals, Inc.*	80,692	4,274,255
Amicus Therapeutics, Inc.*	280,933	3,975,202
Anacor Pharmaceuticals, Inc.*	70,498	5,458,660
Bellicum Pharmaceuticals, Inc.*(a)	61,950	1,317,677
Bluebird Bio, Inc.*	13,751	2,315,256
Cepheid, Inc.*	82,264	5,030,444
Chimerix, Inc.*	117,265	5,417,643
Enanta Pharmaceuticals, Inc.*(a)	45,469	2,045,650
Insmed, Inc.*	128,990	3,149,936
Intercept Pharmaceuticals, Inc.*(a)	13,670	3,299,665
Intrexon Corp.*(a)	116,464	5,683,443
MacroGenics, Inc.*	116,982	4,441,807
Neurocrine Biosciences, Inc.*	186,667	8,915,216
Ophthotech Corp.*	92,524	4,816,799
Portola Pharmaceuticals, Inc.*(a)	196,743	8,961,643
Receptos, Inc.*	22,656	4,305,773
Sage Therapeutics, Inc.*(a)	47,552	3,471,296
Sarepta Therapeutics, Inc.*(a)	98,850	3,008,005
Ultragenyx Pharmaceutical, Inc.*	20,133	2,061,418
ZIOPHARM Oncology, Inc.*(a)	133,401	1,600,812

		93,172,168

Building Products — 3.2%
Apogee Enterprises, Inc.	167,259	8,804,514
PGT, Inc.*	295,046	4,281,117
Trex Co., Inc.*(a)	275,991	13,642,235

		26,727,866

COMMON STOCKS — 99.7% (continued)	Shares	Value (Note 2)
Capital Markets — 1.4%
Fortress Investment Group LLC (Class A Stock), MLP	333,432	$2,434,054
Stifel Financial Corp.*	111,924	6,462,492
Virtu Financial, Inc. (Class A Stock)*	122,563	2,877,779

		11,774,325

Chemicals — 1.8%
Huntsman Corp.	154,621	3,412,485
PolyOne Corp.	55,149	2,160,186
Quaker Chemical Corp.	110,947	9,856,531

		15,429,202

Commercial Services & Supplies — 1.9%
ARC Document Solutions, Inc.*	321,582	2,447,239
Interface, Inc.	103,360	2,589,168
Knoll, Inc.	86,830	2,173,355
Matthews International Corp. (Class A Stock)	39,031	2,074,107
Waste Connections, Inc.	137,246	6,467,031

		15,750,900

Communications Equipment — 1.0%
Ciena Corp.*(a)	103,200	2,443,776
Finisar Corp.*(a)	99,210	1,772,883
Palo Alto Networks, Inc.*(a)	26,198	4,576,791

		8,793,450

Construction & Engineering — 1.1%
EMCOR Group, Inc.	54,246	2,591,331
Northwest Pipe Co.*	122,721	2,499,827
Tutor Perini Corp.*	189,241	4,083,821

		9,174,979

Construction Materials — 0.5%
Martin Marietta Materials, Inc.	30,956	4,380,584

Consumer Finance — 0.2%
PRA Group, Inc.*(a)	28,604	1,782,315

Diversified Consumer Services — 1.2%
Bright Horizons Family Solutions, Inc.*	61,333	3,545,047
Chegg, Inc.*(a)	393,548	3,085,416
Grand Canyon Education, Inc.*	46,910	1,988,984
Sotheby’s(a)	35,591	1,610,137

		10,229,584

Diversified Telecommunication Services — 0.9%
8x8, Inc.*	347,436	3,113,027
Vonage Holdings Corp.*	910,727	4,471,670

		7,584,697

Electrical Equipment — 0.4%
Thermon Group Holdings, Inc.*	138,840	3,341,879

Electronic Equipment, Instruments & Components — 3.2%
Cognex Corp.	74,766	3,596,245
Coherent, Inc.*	67,864	4,308,007
FARO Technologies, Inc.*	133,353	6,227,585
Fitbit, Inc. (Class A Stock)*(a)	27,660	1,057,442
IPG Photonics Corp.*(a)	140,776	11,990,596

		27,179,875

Energy Equipment & Services — 0.2%
Geospace Technologies Corp.*(a)	91,947	2,119,378

SEE NOTES TO FINANCIAL STATEMENTS.

A144

AST SMALL-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Food & Staples Retailing — 1.1%
Casey’s General Stores, Inc.	36,031	$3,449,608
Natural Grocers By Vitamin Cottage, Inc.*(a).	161,258	3,970,172
United Natural Foods, Inc.*(a)	33,697	2,145,825

		9,565,605

Food Products — 0.9%
WhiteWave Foods Co. (The)*	148,873	7,276,912

Health Care Equipment & Supplies — 6.4%
Abaxis, Inc.	62,220	3,203,086
AtriCure, Inc.*	161,582	3,981,380
Cantel Medical Corp.	49,346	2,648,400
Cooper Cos., Inc. (The)	21,641	3,851,449
DexCom, Inc.*	53,932	4,313,481
Inogen, Inc.*	81,755	3,646,273
K2M Group Holdings, Inc.*	202,605	4,866,572
LDR Holding Corp.*	9,862	426,531
Natus Medical, Inc.*	160,786	6,843,052
Sirona Dental Systems, Inc.*(a)	48,397	4,860,027
Spectranetics Corp. (The)*(a)	147,000	3,382,470
STERIS Corp.	46,018	2,965,400
Thoratec Corp.*	146,208	6,516,491
Zeltiq Aesthetics, Inc.*(a)	78,006	2,298,837

		53,803,449

Health Care Providers & Services — 4.8%
Acadia Healthcare Co., Inc.*(a)	149,008	11,671,796
Air Methods Corp.*(a)	68,507	2,832,079
Centene Corp.*	137,304	11,039,242
ExamWorks Group, Inc.*(a)	56,287	2,200,822
HealthSouth Corp.	72,227	3,326,776
Team Health Holdings, Inc.*	80,716	5,273,176
Teladoc, Inc.*	3,890	73,910
WellCare Health Plans, Inc.*	46,180	3,917,449

		40,335,250

Health Care Technology — 1.3%
MedAssets, Inc.*	114,171	2,518,612
Medidata Solutions, Inc.*(a)	56,154	3,050,285
Veeva Systems, Inc. (Class A Stock)*(a)	203,328	5,699,284

		11,268,181

Hotels, Restaurants & Leisure — 4.3%
Belmond Ltd. (Class A Stock)*	549,711	6,865,890
Bojangles’, Inc.*	66,270	1,581,202
Buffalo Wild Wings, Inc.*	13,691	2,145,243
Chuy’s Holdings, Inc.*(a)	227,433	6,092,930
Cracker Barrel Old Country Store, Inc.(a)	12,247	1,826,762
Dave & Buster’s Entertainment, Inc.*	106,865	3,856,758
Diversified Restaurant Holdings, Inc.*	181,147	673,867
Jack in the Box, Inc.	66,980	5,904,957
Red Robin Gourmet Burgers, Inc.*	70,716	6,068,847
Vail Resorts, Inc.	10,517	1,148,456

		36,164,912

Household Durables — 1.5%
Installed Building Products, Inc.*	64,643	1,582,461
KB Home(a)	150,161	2,492,673
Universal Electronics, Inc.*	167,850	8,365,644

		12,440,778

COMMON STOCKS (continued)	Shares	Value (Note 2)
Insurance — 0.4%
Atlas Financial Holdings, Inc. (Canada)*	43,812	$868,792
Enstar Group Ltd.*	17,783	2,755,476

		3,624,268

Internet Software & Services — 4.7%
Alarm.com Holdings, Inc.*	72,320	1,112,282
ChannelAdvisor Corp.*(a)	171,379	2,047,979
Cornerstone OnDemand, Inc.*	127,553	4,438,844
Demandware, Inc.*(a)	83,268	5,918,689
Everyday Health, Inc.*	66,393	848,502
GTT Communications, Inc.*	238,057	5,682,421
HomeAway, Inc.*	297,878	9,269,964
Pandora Media, Inc.*	51,075	793,705
WebMD Health Corp.*(a)	66,150	2,929,122
Yelp, Inc.*(a)	58,944	2,536,360
Zillow Group, Inc. (Class A Stock)*(a)	41,972	3,640,651

		39,218,519

IT Services — 1.3%
EPAM Systems, Inc.*(a)	122,622	8,734,365
Global Cash Access Holdings, Inc.*	256,748	1,987,229

		10,721,594

Leisure Products — 0.8%
Brunswick Corp.	89,224	4,537,933
Malibu Boats, Inc. (Class A Stock)*	90,047	1,809,044

		6,346,977

Life Sciences Tools & Services — 0.4%
PAREXEL International Corp.*	51,110	3,286,884

Machinery — 2.4%
Chart Industries, Inc.*	63,679	2,276,524
Colfax Corp.*(a)	74,712	3,447,959
Milacron Holdings Corp.*	64,330	1,266,014
Proto Labs, Inc.*(a)	30,024	2,026,019
Tennant Co.	41,155	2,689,068
WABCO Holdings, Inc.*	34,605	4,281,331
Woodward, Inc.	80,688	4,437,033

		20,423,948

Media — 0.5%
Rentrak Corp.*(a)	65,175	4,549,215

Multiline Retail — 0.4%
Burlington Stores, Inc.*	60,850	3,115,520

Oil, Gas & Consumable Fuels — 2.0%
Gulfport Energy Corp.*	104,482	4,205,401
Rex Energy Corp.*(a)	305,290	1,706,571
Rice Energy, Inc.*(a)	216,173	4,502,884
RSP Permian, Inc.*	162,834	4,577,264
Synergy Resources Corp.*	151,020	1,726,159

		16,718,279

Pharmaceuticals — 1.4%
Depomed, Inc.*(a)	259,589	5,570,780
Prestige Brands Holdings, Inc.*	54,418	2,516,288
Theravance Biopharma, Inc. (Cayman Islands)*(a)	50,233	654,034
ZS Pharma, Inc.*(a)	52,754	2,763,782

		11,504,884

SEE NOTES TO FINANCIAL STATEMENTS.

A145

AST SMALL-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Professional Services — 1.2%
Advisory Board Co. (The)*(a)	40,148	$2,194,891
Kforce, Inc.	224,899	5,143,440
Korn/Ferry International	74,111	2,576,839

		9,915,170

Real Estate Investment Trusts (REITs) — 0.8%
Geo Group, Inc. (The)	143,876	4,914,804
Two Harbors Investment Corp.	194,655	1,895,940

		6,810,744

Real Estate Management & Development — 0.4%
Marcus & Millichap, Inc.*	74,106	3,419,251

Road & Rail — 1.0%
Landstar System, Inc.	64,911	4,340,599
Roadrunner Transportation Systems, Inc.*	147,044	3,793,735

		8,134,334

Semiconductors & Semiconductor Equipment — 4.3%
Cavium, Inc.*	195,064	13,422,354
Inphi Corp.*(a)	126,624	2,894,625
Kulicke & Soffa Industries, Inc. (Singapore)* .	104,691	1,225,932
Microsemi Corp.*	213,514	7,462,314
Pixelworks, Inc.*(a)	163,760	962,909
Qorvo, Inc.*	51,349	4,121,784
Sigma Designs, Inc.*	98,430	1,174,270
Synaptics, Inc.*	8,660	751,125
Veeco Instruments, Inc.*(a)	142,620	4,098,899

		36,114,212

Software — 11.5%
Aspen Technology, Inc.*	79,583	3,625,006
Fortinet, Inc.*	167,851	6,937,282
Gigamon, Inc.*	115,078	3,796,423
Glu Mobile, Inc.*(a)	757,695	4,705,286
Guidewire Software, Inc.*(a)	143,277	7,583,651
Imperva, Inc.*(a)	264,875	17,932,038
Manhattan Associates, Inc.*	55,010	3,281,347
MicroStrategy, Inc. (Class A Stock)*	31,573	5,369,936
Model N, Inc.*	184,605	2,198,646
Paylocity Holding Corp.*(a)	85,599	3,068,724
Proofpoint, Inc.*(a)	102,785	6,544,321
PTC, Inc.*	120,378	4,937,906
QLIK Technologies, Inc.*	166,967	5,837,166
Qualys, Inc.*(a)	156,170	6,301,459
Synchronoss Technologies, Inc.*(a)	85,249	3,898,437
Tableau Software, Inc. (Class A Stock)*(a)	40,624	4,683,947
Ultimate Software Group, Inc. (The)*(a)	29,834	4,902,920
Varonis Systems, Inc.*	71,843	1,587,012

		97,191,507

Specialty Retail — 4.0%
American Eagle Outfitters, Inc.	218,275	3,758,695
Christopher & Banks Corp.*	275,133	1,103,283
Five Below, Inc.*(a)	63,748	2,519,958
Genesco, Inc.*	186,069	12,286,137
MarineMax, Inc.*	272,856	6,414,844
Tilly’s, Inc. (Class A Stock)*	162,081	1,567,323
Vitamin Shoppe, Inc.*	170,952	6,371,381

		34,021,621

COMMON STOCKS (continued)	Shares	Value (Note 2)
Technology Hardware, Storage & Peripherals — 0.5%
Stratasys Ltd.*(a)	38,523	$1,345,608
Super Micro Computer, Inc.*	102,038	3,018,284

		4,363,892

Textiles, Apparel & Luxury Goods — 1.7%
Sequential Brands Group, Inc.*(a)	239,485	3,661,726
Steven Madden Ltd.*	197,829	8,463,124
Tumi Holdings, Inc.*	102,775	2,108,943

		14,233,793

Thrifts & Mortgage Finance — 2.2%
BofI Holding, Inc.*(a)	15,930	1,683,960
LendingTree, Inc.*	74,371	5,846,304
MGIC Investment Corp.*(a)	414,758	4,719,946
Walker & Dunlop, Inc.*	228,589	6,112,470

		18,362,680

TOTAL COMMON STOCKS (cost $654,237,250)		839,126,353

	Units
WARRANT*
Oil, Gas & Consumable Fuels
Magnum Hunter Resources Corp., expiring 04/15/16(a) (cost $0)	52,011	—

TOTAL LONG-TERM INVESTMENTS (cost $654,237,250)		839,126,353

	Shares
SHORT-TERM INVESTMENT — 23.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $197,062,206; includes $192,999,053 of cash collateral for securities on loan)(b)(w)(Note 4)	197,062,206	197,062,206

TOTAL INVESTMENTS — 123.1% (cost $851,299,456)		1,036,188,559
LIABILITIES IN EXCESS OF OTHER ASSETS — (23.1)%		(194,315,478)

NET ASSETS — 100.0%		$841,873,081

SEE NOTES TO FINANCIAL STATEMENTS.

A146

AST SMALL-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $191,524,123; cash collateral of $192,999,053 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on the last business day of the reporting period.
Collateral was subsequently received on the following business day and the Portfolio remained in compliance. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$16,755,611	$—	$—
Airlines	20,214,762	—	—
Banks	41,782,399	—	—
Biotechnology	93,172,168	—	—
Building Products	26,727,866	—	—
Capital Markets	11,774,325	—	—
Chemicals	15,429,202	—	—
Commercial Services & Supplies	15,750,900	—	—
Communications Equipment	8,793,450	—	—
Construction & Engineering	9,174,979	—	—
Construction Materials	4,380,584	—	—
Consumer Finance	1,782,315	—	—
Diversified Consumer Services	10,229,584	—	—
Diversified Telecommunication Services	7,584,697	—	—
Electrical Equipment	3,341,879	—	—
Electronic Equipment, Instruments & Components	27,179,875	—	—
Energy Equipment & Services	2,119,378	—	—
Food & Staples Retailing	9,565,605	—	—
Food Products	7,276,912	—	—
Health Care Equipment & Supplies	53,803,449	—	—
Health Care Providers & Services	40,335,250	—	—
Health Care Technology	11,268,181	—	—
Hotels, Restaurants & Leisure	36,164,912	—	—
Household Durables	12,440,778	—	—
Insurance	3,624,268	—	—
Internet Software & Services	39,218,519	—	—
IT Services	10,721,594	—	—
Leisure Products	6,346,977	—	—
Life Sciences Tools & Services	3,286,884	—	—
Machinery	20,423,948	—	—
Media	4,549,215	—	—
Multiline Retail	3,115,520	—	—
Oil, Gas & Consumable Fuels	16,718,279	—	—
Pharmaceuticals	11,504,884	—	—
Professional Services	9,915,170	—	—
Real Estate Investment Trusts (REITs)	6,810,744	—	—
Real Estate Management & Development	3,419,251	—	—
Road & Rail	8,134,334	—	—
Semiconductors & Semiconductor Equipment	36,114,212	—	—
Software	97,191,507	—	—
Specialty Retail	34,021,621	—	—
Technology Hardware, Storage & Peripherals	4,363,892	—	—
Textiles, Apparel & Luxury Goods	14,233,793	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A147

AST SMALL-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

	Level 1	Level 2	Level 3
Thrifts & Mortgage Finance	$18,362,680	$—	$—
Warrants
Oil, Gas & Consumable Fuels	—	—	—
Affiliated Money Market Mutual Fund	197,062,206	—	—

Total	$1,036,188,559	$—	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2015 were as follows:

Affiliated Money Market Mutual Fund (22.9% represents investments purchased with collateral from securities on loan)	23.4%
Software	11.5
Biotechnology	11.1
Health Care Equipment & Supplies	6.4
Banks	5.0
Health Care Providers & Services	4.8
Internet Software & Services	4.7
Hotels, Restaurants & Leisure	4.3
Semiconductors & Semiconductor Equipment	4.3
Specialty Retail	4.0
Electronic Equipment, Instruments & Components	3.2
Building Products	3.2
Machinery	2.4
Airlines	2.4
Thrifts & Mortgage Finance	2.2
Aerospace & Defense	2.0
Oil, Gas & Consumable Fuels	2.0
Commercial Services & Supplies	1.9
Chemicals	1.8
Textiles, Apparel & Luxury Goods	1.7
Household Durables	1.5
Capital Markets	1.4

Pharmaceuticals	1.4%
Health Care Technology	1.3
IT Services	1.3
Diversified Consumer Services	1.2
Professional Services	1.2
Food & Staples Retailing	1.1
Construction & Engineering	1.1
Communications Equipment	1.0
Road & Rail	1.0
Diversified Telecommunication Services	0.9
Food Products	0.9
Real Estate Investment Trusts (REITs)	0.8
Leisure Products	0.8
Media	0.5
Construction Materials	0.5
Technology Hardware, Storage & Peripherals	0.5
Insurance	0.4
Real Estate Management & Development	0.4
Electrical Equipment	0.4
Life Sciences Tools & Services	0.4
Multiline Retail	0.4
Energy Equipment & Services	0.2
Consumer Finance	0.2

123.1
Liabilities in excess of other assets	(23.1)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2015 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value

Equity contracts	Unaffiliated investments	$—	—	$—

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 are as follows:

For the six months ended June 30, 2015, the Portfolio did not have any realized gain or (loss) on derivatives recognized in income.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Warrants(1)

Equity contracts	$(12,223)

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A148

AST SMALL-CAP GROWTH PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2015

ASSETS:
Investments at value, including securities on loan of $191,524,123:
Unaffiliated investments (cost $654,237,250)	$839,126,353
Affiliated investments (cost $197,062,206)	197,062,206
Receivable for investments sold	7,472,091
Receivable for fund share sold	317,843
Dividends receivable	146,055
Prepaid expenses	2,234

Total Assets	1,044,126,782

LIABILITIES:
Payable to broker for collateral for securities on loan	192,999,053
Payable for investments purchased	7,603,754
Payable for fund share repurchased	1,228,665
Advisory fees payable	339,683
Accrued expenses and other liabilities	70,016
Distribution fee payable	11,669
Deferred trustees’ fees	511
Affiliated transfer agent fee payable	350

Total Liabilities	202,253,701

NET ASSETS	$841,873,081

Net assets were comprised of:
Paid-in capital	$417,030,784
Retained earnings	424,842,297

Net assets, June 30, 2015	$841,873,081

Net asset value and redemption price per share, $841,873,081 / 23,748,973 outstanding shares of beneficial interest	$35.45

STATEMENT OF OPERATIONS
(Unaudited)

Six Months Ended June 30, 2015

INCOME
Unaffiliated dividend income	$1,123,170
Affiliated income from securities lending, net	336,303
Affiliated dividend income	6,031

1,465,504

EXPENSES
Advisory fees	3,628,835
Distribution fee	413,020
Custodian and accounting fees	68,000
Audit fee	11,000
Trustees’ fees	9,000
Insurance expenses	6,000
Legal fees and expenses	5,000
Shareholders’ reports	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Loan interest expense	1,414
Miscellaneous	12,369

Total expenses	4,162,638

NET INVESTMENT LOSS	(2,697,134)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investment transactions	50,420,034
Net change in unrealized appreciation (depreciation) on investments	42,611,273

NET GAIN ON INVESTMENTS	93,031,307

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$90,334,173

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)

	Six Months Ended June 30, 2015	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment loss	$(2,697,134)	$(4,502,112)
Net realized gain on investment transactions	50,420,034	109,463,142
Net change in unrealized appreciation (depreciation) on investments	42,611,273	(74,864,858)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	90,334,173	30,096,172

FUND SHARE TRANSACTIONS:
Fund share sold [873,882 and 2,416,824 shares, respectively]	29,376,667	72,069,558
Fund share repurchased [4,379,849 and 4,365,632 shares, respectively]	(144,425,182)	(130,183,618)

NET DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(115,048,515)	(58,114,060)

TOTAL DECREASE IN NET ASSETS	(24,714,342)	(28,017,888)
NET ASSETS:
Beginning of period	866,587,423	894,605,311

End of period	$841,873,081	$866,587,423

SEE NOTES TO FINANCIAL STATEMENTS.

A149

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

LONG-TERM INVESTMENTS — 99.0%
COMMON STOCKS — 99.0%	Shares	Value (Note 2)
Aerospace & Defense — 3.9%
Astronics Corp.*	47,820	$3,389,960
Esterline Technologies Corp.*	26,877	2,562,453
HEICO Corp. (Class A Stock)	194,220	9,860,549
Hexcel Corp.	133,540	6,642,280
Moog, Inc. (Class A Stock)*	50,692	3,582,911
Teledyne Technologies, Inc.*	80,610	8,505,161

		34,543,314

Airlines — 0.6%
Allegiant Travel Co.	31,415	5,588,100

Auto Components — 1.1%
Dana Holding Corp.	41,885	861,993
Tenneco, Inc.*	161,600	9,282,304

		10,144,297

Banks — 2.0%
FCB Financial Holdings, Inc. (Class A Stock)*	21,100	670,980
First Merchants Corp.	144,648	3,572,806
Great Western Bancorp, Inc.	82,285	1,983,891
Lakeland Financial Corp.(a)	39,970	1,733,499
Sandy Spring Bancorp, Inc.	61,654	1,725,079
Western Alliance Bancorp*	181,620	6,131,491
Wintrust Financial Corp.	44,856	2,394,413

		18,212,159

Biotechnology — 13.2%
Achillion Pharmaceuticals, Inc.*(a)	223,804	1,982,903
Acorda Therapeutics, Inc.*(a)	92,053	3,068,126
Agios Pharmaceuticals, Inc.*(a)	27,563	3,063,352
Alnylam Pharmaceuticals, Inc.*	12,180	1,460,017
Amicus Therapeutics, Inc.*	479,470	6,784,501
Anacor Pharmaceuticals, Inc.*	61,461	4,758,925
Ascendis Pharma A/S (Denmark), ADR*(a)	108,300	1,903,914
aTyr Pharma, Inc.*(a)	77,461	1,434,578
BioCryst Pharmaceuticals, Inc.*(a)	275,902	4,119,217
Bluebird Bio, Inc.*	29,205	4,917,246
Blueprint Medicines Corp.*(a)	56,490	1,496,420
Celyad (Belgium), ADR*	25,340	1,318,187
Chimerix, Inc.*	75,068	3,468,142
Five Prime Therapeutics, Inc.*	102,760	2,552,558
Flexion Therapeutics, Inc.*(a)	82,990	1,816,651
Galapagos NV (Belgium), ADR*	32,230	1,659,845
Ignyta, Inc.*	104,580	1,578,112
Immune Design Corp.*(a)	89,870	1,855,815
Kite Pharma, Inc.*(a)	46,360	2,826,569
KYTHERA Biopharmaceuticals, Inc.*	44,528	3,353,404
Ligand Pharmaceuticals, Inc.*(a)	49,560	5,000,604
Lion Biotechnologies, Inc.*	184,580	1,692,599
Loxo Oncology, Inc.*(a)	133,771	2,411,891
Neurocrine Biosciences, Inc.*	81,460	3,890,530
Novavax, Inc.*(a)	409,559	4,562,487
Otonomy, Inc.*	74,816	1,720,020
Portola Pharmaceuticals, Inc.*	94,222	4,291,812
PTC Therapeutics, Inc.*(a)	49,651	2,389,703
Puma Biotechnology, Inc.*(a)	17,424	2,034,252
Receptos, Inc.*	17,885	3,399,044
Repligen Corp.*	98,630	4,070,460
Sage Therapeutics, Inc.*(a)	43,348	3,164,404

COMMON STOCKS (continued)	Shares	Value (Note 2)
Biotechnology (continued)
Spark Therapeutics, Inc.*(a)	40,990	$2,470,467
Tekmira Pharmaceuticals Corp. (Canada)*(a)	109,740	1,301,516
TESARO, Inc.*	71,382	4,196,548
Ultragenyx Pharmaceutical, Inc.*	69,234	7,088,869
Vital Therapies, Inc.*(a)	191,494	4,040,523
Zafgen, Inc.*(a)	128,800	4,460,344

		117,604,555

Building Products — 1.2%
A.O. Smith Corp.	46,786	3,367,656
AAON, Inc.	129,489	2,916,092
Lennox International, Inc.	43,914	4,729,099

		11,012,847

Capital Markets — 1.1%
Evercore Partners, Inc. (Class A Stock)	63,275	3,414,319
HFF, Inc. (Class A Stock)	85,488	3,567,414
WisdomTree Investments, Inc.(a)	148,380	3,259,167

		10,240,900

Chemicals — 1.4%
Cabot Corp.	32,220	1,201,484
Chemtura Corp.*	167,621	4,745,350
Omnova Solutions, Inc.*	275,180	2,061,098
PolyOne Corp.	123,460	4,835,928

		12,843,860

Commercial Services & Supplies — 1.6%
Deluxe Corp.	60,024	3,721,488
Ritchie Bros. Auctioneers, Inc. (Canada)(a)	184,600	5,154,032
Steelcase, Inc. (Class A Stock)	265,980	5,029,682

		13,905,202

Communications Equipment — 0.3%
Ciena Corp.*(a)	85,668	2,028,618
Sonus Networks, Inc.*	137,741	953,168

		2,981,786

Construction Materials — 1.2%
Caesarstone Sdot-Yam Ltd. (Israel)	21,250	1,456,475
Headwaters, Inc.*	501,090	9,129,860

		10,586,335

Consumer Finance — 0.7%
PRA Group, Inc.*(a)	100,100	6,237,231

Containers & Packaging — 1.1%
Graphic Packaging Holding Co.	455,603	6,346,550
Silgan Holdings, Inc.	68,662	3,622,607

		9,969,157

Distributors — 0.5%
Core-Mark Holding Co., Inc.	70,542	4,179,613

Diversified Financial Services — 0.5%
MarketAxess Holdings, Inc.	45,245	4,197,378

Diversified Telecommunication Services — 0.5%
Cogent Communications Holdings, Inc.	107,230	3,628,663
Vonage Holdings Corp.*	222,800	1,093,948

		4,722,611

SEE NOTES TO FINANCIAL STATEMENTS.

A150

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Electrical Equipment — 1.0%
AZZ, Inc.	74,538	$3,861,068
Generac Holdings, Inc.*(a)	115,762	4,601,540

		8,462,608

Electronic Equipment, Instruments & Components — 1.5%
CDW Corp.	71,329	2,445,158
Cognex Corp.(a)	63,410	3,050,021
FEI Co.	26,904	2,231,149
Littelfuse, Inc.	27,630	2,621,811
Rogers Corp.*	51,130	3,381,738

		13,729,877

Energy Equipment & Services — 0.7%
Forum Energy Technologies, Inc.*	82,699	1,677,136
Hornbeck Offshore Services, Inc.*(a)	129,610	2,660,893
Rignet, Inc.*(a)	72,910	2,228,859

		6,566,888

Food & Staples Retailing — 1.7%
Casey’s General Stores, Inc.	74,896	7,170,543
Natural Grocers By Vitamin Cottage, Inc.*(a)	148,448	3,654,790
Pricesmart, Inc.(a)	50,408	4,599,226

		15,424,559

Food Products — 2.3%
Freshpet, Inc.*(a)	224,100	4,168,260
Pinnacle Foods, Inc.	156,140	7,110,616
Post Holdings, Inc.*(a)	64,420	3,474,171
TreeHouse Foods, Inc.*	69,664	5,644,874

		20,397,921

Health Care Equipment & Supplies — 6.7%
AtriCure, Inc.*(a)	194,330	4,788,291
Atrion Corp.	8,568	3,361,312
Cyberonics, Inc.*	44,055	2,619,510
Cynosure, Inc. (Class A Stock)*	76,700	2,959,086
DexCom, Inc.*	132,220	10,574,955
Entellus Medical, Inc.*(a)	95,550	2,471,879
Globus Medical, Inc. (Class A Stock)*(a)	210,853	5,412,597
ICU Medical, Inc.*	43,994	4,208,466
NxStage Medical, Inc.*(a)	409,434	5,848,765
STERIS Corp.(a)	77,860	5,017,298
Vascular Solutions, Inc.*	129,205	4,485,998
West Pharmaceutical Services, Inc.	95,610	5,553,029
Zeltiq Aesthetics, Inc.*(a)	80,450	2,370,861

		59,672,047

Health Care Providers & Services — 3.9%
Acadia Healthcare Co., Inc.*(a)	131,810	10,324,678
ExamWorks Group, Inc.*(a)	105,800	4,136,780
HealthSouth Corp.	139,562	6,428,226
Team Health Holdings, Inc.*	83,799	5,474,589
Teladoc, Inc.*	10,990	208,810
US Physical Therapy, Inc.	82,269	4,505,050
WellCare Health Plans, Inc.*(a)	47,867	4,060,558

		35,138,691

Health Care Technology — 0.5%
Omnicell, Inc.*	112,435	4,239,924

Hotels, Restaurants & Leisure — 6.7%
Bloomin’ Brands, Inc.	257,150	5,490,153

COMMON STOCKS (continued)	Shares	Value (Note 2)
Hotels, Restaurants & Leisure (continued)
Brinker International, Inc.	66,019	$3,805,995
Buffalo Wild Wings, Inc.*(a)	18,878	2,957,994
ClubCorp Holdings, Inc.	139,870	3,340,096
Del Frisco’s Restaurant Group, Inc.*	161,080	3,000,920
La Quinta Holdings, Inc.*	519,915	11,880,057
Marriott Vacations Worldwide Corp.	105,344	9,665,312
Papa John’s International, Inc.	68,870	5,207,261
Popeyes Louisiana Kitchen, Inc.*	71,370	4,281,486
Red Robin Gourmet Burgers, Inc.*	79,350	6,809,817
Wingstop, Inc.*	117,170	3,327,628

		59,766,719

Household Durables — 0.3%
Taylor Morrison Home Corp. (Class A Stock)*	111,066	2,261,304

Insurance — 0.8%
AMERISAFE, Inc.	90,567	4,262,083
James River Group Holdings Ltd.	94,821	2,453,019

		6,715,102

Internet & Catalog Retail — 1.1%
HSN, Inc.	81,598	5,727,364
Wayfair, Inc. (Class A Stock)*(a)	74,172	2,791,834
zulily, Inc. (Class A Stock)*(a)	111,966	1,460,037

		9,979,235

Internet Software & Services — 5.2%
comScore, Inc.*	203,029	10,813,325
Constant Contact, Inc.*	96,530	2,776,203
Demandware, Inc.*(a)	69,175	4,916,959
Everyday Health, Inc.*	187,381	2,394,729
Five9, Inc.*(a)	316,778	1,656,749
j2 Global, Inc.	68,796	4,674,000
LogMeIn, Inc.*	169,273	10,916,416
Marketo, Inc.*	70,650	1,982,439
Q2 Holdings, Inc.*	84,984	2,400,798
WebMD Health Corp.*	77,258	3,420,984

		45,952,602

IT Services — 5.4%
Black Knight Financial Services, Inc. (Class A Stock)*	50,859	1,570,017
Blackhawk Network Holdings, Inc.*	109,270	4,501,924
CACI International, Inc. (Class A Stock)*	29,334	2,372,827
Cardtronics, Inc.*	70,830	2,624,251
Cass Information Systems, Inc.	68,560	3,854,443
EPAM Systems, Inc.*	72,447	5,160,400
Euronet Worldwide, Inc.*	129,900	8,014,830
ExlService Holdings, Inc.*	150,960	5,220,197
Heartland Payment Systems, Inc.	164,331	8,882,090
MAXIMUS, Inc.	45,400	2,984,142
WEX, Inc.*	27,830	3,171,785

		48,356,906

Leisure Products — 0.6%
Arctic Cat, Inc.	80,351	2,668,457
Vista Outdoor, Inc.*	58,700	2,635,630

		5,304,087

Life Sciences Tools & Services — 0.5%
PAREXEL International Corp.*	74,814	4,811,288

SEE NOTES TO FINANCIAL STATEMENTS.

A151

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Machinery — 0.7%
Altra Industrial Motion Corp.	70,382	$1,912,983
Toro Co. (The)	59,032	4,001,189

		5,914,172

Media — 0.7%
Imax Corp. (Canada)*(a)	148,880	5,995,398

Metals & Mining — 0.6%
Steel Dynamics, Inc.	238,190	4,934,106

Multiline Retail — 0.6%
Burlington Stores, Inc.*	103,211	5,284,403

Oil, Gas & Consumable Fuels — 1.2%
Carrizo Oil & Gas, Inc.*	47,040	2,316,250
Diamondback Energy, Inc.	33,830	2,550,105
RSP Permian, Inc.*	144,804	4,070,440
Western Refining, Inc.	42,020	1,832,912

		10,769,707

Paper & Forest Products — 0.4%
Boise Cascade Co.*	103,377	3,791,868

Pharmaceuticals — 0.7%
Intersect ENT, Inc.*	70,620	2,021,850
Relypsa, Inc.*	83,667	2,768,541
XenoPort, Inc.*	211,030	1,293,614

		6,084,005

Professional Services — 2.1%
Exponent, Inc.	99,160	4,440,385
GP Strategies Corp.*	94,836	3,152,349
On Assignment, Inc.*	94,389	3,707,600
TrueBlue, Inc.*	173,860	5,198,414
WageWorks, Inc.*	44,136	1,785,301

		18,284,049

Real Estate Investment Trusts (REITs) — 0.8%
Coresite Realty Corp.	79,325	3,604,528
Sunstone Hotel Investors, Inc.	252,452	3,789,305

		7,393,833

Road & Rail — 1.3%
Celadon Group, Inc.	117,737	2,434,801
Knight Transportation, Inc.	143,920	3,848,421
Marten Transport Ltd.	81,862	1,776,405
Swift Transportation Co.*	164,509	3,729,419

		11,789,046

Semiconductors & Semiconductor Equipment — 3.1%
M/A-COM Technology Solutions Holdings, Inc.*(a)	142,580	5,453,685
MKS Instruments, Inc.	70,860	2,688,428
Monolithic Power Systems, Inc.	81,760	4,146,050
Qorvo, Inc.*	47,102	3,780,878
Sunedison Semiconductor Ltd.*(a)	80,110	1,383,500
SunEdison, Inc.*(a)	94,198	2,817,462
SunPower Corp.*(a)	97,090	2,758,327
Tower Semiconductor Ltd. (Israel)*	320,022	4,941,140

		27,969,470

Software — 9.3%
Aspen Technology, Inc.*	100,003	4,555,137
Barracuda Networks, Inc.*(a)	120,700	4,782,134

COMMON STOCKS (continued)	Shares	Value (Note 2)
Software (continued)
Ellie Mae, Inc.*(a)	44,345	$3,094,838
ePlus, Inc.*	40,192	3,080,717
Fair Isaac Corp.	73,222	6,647,093
FleetMatics Group PLC*(a)	103,862	4,863,857
HubSpot, Inc.*(a)	66,400	3,292,112
Manhattan Associates, Inc.*	75,006	4,474,108
Model N, Inc.*	174,213	2,074,877
NetScout Systems, Inc.*(a)	97,585	3,578,442
Proofpoint, Inc.*(a)	163,130	10,386,487
PTC, Inc.*	126,254	5,178,939
Qualys, Inc.*(a)	62,566	2,524,538
Solera Holdings, Inc.	74,875	3,336,430
Take-Two Interactive Software, Inc.*	194,660	5,366,776
Tyler Technologies, Inc.*	45,831	5,929,615
Ultimate Software Group, Inc. (The)*(a)	35,215	5,787,233
Verint Systems, Inc.*	69,271	4,207,867

		83,161,200

Specialty Retail — 3.1%
Boot Barn Holdings, Inc.*(a)	136,080	4,354,560
DSW, Inc. (Class A Stock)	125,840	4,199,281
Five Below, Inc.*(a)	120,007	4,743,877
Lithia Motors, Inc. (Class A Stock)	40,830	4,620,323
Party City Holdco, Inc.*	114,060	2,311,996
Pier 1 Imports, Inc.(a)	178,965	2,260,328
Restoration Hardware Holdings, Inc.*(a)	55,640	5,432,133

		27,922,498

Textiles, Apparel & Luxury Goods — 3.1%
Carter’s, Inc.	35,830	3,808,729
G-III Apparel Group Ltd.*	113,625	7,993,519
Kate Spade & Co.*(a)	180,986	3,898,438
Oxford Industries, Inc.	47,496	4,153,525
Steven Madden Ltd.*	136,996	5,860,689
Vince Holding Corp.*	174,818	2,094,320

		27,809,220

Thrifts & Mortgage Finance — 0.8%
EverBank Financial Corp.	197,933	3,889,383
MGIC Investment Corp.*(a)	247,160	2,812,681

		6,702,064

Wireless Telecommunication Services — 0.7%
RingCentral, Inc. (Class A Stock)*(a)	341,010	6,305,275

TOTAL LONG-TERM INVESTMENTS (cost $793,107,832)		883,859,417

SEE NOTES TO FINANCIAL STATEMENTS.

A152

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

SHORT-TERM INVESTMENT — 19.5%	Shares	Value (Note 2)
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $174,273,656; includes $164,962,978 of cash collateral for securities on loan)(b)(w)(Note 4)	174,273,656	$174,273,656

TOTAL INVESTMENTS — 118.5% (cost $967,381,488)		1,058,133,073
LIABILITIES IN EXCESS OF OTHER ASSETS — (18.5)%		(165,386,621)

NET ASSETS — 100.0%		$892,746,452

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $163,683,122; cash collateral of $164,962,978 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on last business day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$34,543,314	$—	$—
Airlines	5,588,100	—	—
Auto Components	10,144,297	—	—
Banks	18,212,159	—	—
Biotechnology	117,604,555	—	—
Building Products	11,012,847	—	—
Capital Markets	10,240,900	—	—
Chemicals	12,843,860	—	—
Commercial Services & Supplies	13,905,202	—	—
Communications Equipment	2,981,786	—	—
Construction Materials	10,586,335	—	—
Consumer Finance	6,237,231	—	—
Containers & Packaging	9,969,157	—	—
Distributors	4,179,613	—	—
Diversified Financial Services	4,197,378	—	—
Diversified Telecommunication Services	4,722,611	—	—
Electrical Equipment	8,462,608	—	—
Electronic Equipment, Instruments & Components	13,729,877	—	—
Energy Equipment & Services	6,566,888	—	—
Food & Staples Retailing	15,424,559	—	—
Food Products	20,397,921	—	—
Health Care Equipment & Supplies	59,672,047	—	—
Health Care Providers & Services	35,138,691	—	—
Health Care Technology	4,239,924	—	—
Hotels, Restaurants & Leisure	59,766,719	—	—
Household Durables	2,261,304	—	—
Insurance	6,715,102	—	—
Internet & Catalog Retail	9,979,235	—	—
Internet Software & Services	45,952,602	—	—
IT Services	48,356,906	—	—
Leisure Products	5,304,087	—	—
Life Sciences Tools & Services	4,811,288	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A153

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

	Level 1	Level 2	Level 3
Machinery	$5,914,172	$—	$—
Media	5,995,398	—	—
Metals & Mining	4,934,106	—	—
Multiline Retail	5,284,403	—	—
Oil, Gas & Consumable Fuels	10,769,707	—	—
Paper & Forest Products	3,791,868	—	—
Pharmaceuticals	6,084,005	—	—
Professional Services	18,284,049	—	—
Real Estate Investment Trusts (REITs)	7,393,833	—	—
Road & Rail	11,789,046	—	—
Semiconductors & Semiconductor Equipment	27,969,470	—	—
Software	83,161,200	—	—
Specialty Retail	27,922,498	—	—
Textiles, Apparel & Luxury Goods	27,809,220	—	—
Thrifts & Mortgage Finance	6,702,064	—	—
Wireless Telecommunication Services	6,305,275	—	—
Affiliated Money Market Mutual Fund	174,273,656	—	—

Total	$1,058,133,073	$—	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2015 were as follows:

Affiliated Money Market Mutual Fund (18.5% represents investments purchased with collateral from securities on loan)	19.5%
Biotechnology	13.2
Software	9.3
Hotels, Restaurants & Leisure	6.7
Health Care Equipment & Supplies	6.7
IT Services	5.4
Internet Software & Services	5.2
Health Care Providers & Services	3.9
Aerospace & Defense	3.9
Semiconductors & Semiconductor Equipment	3.1
Specialty Retail	3.1
Textiles, Apparel & Luxury Goods	3.1
Food Products	2.3
Professional Services	2.1
Banks	2.0
Food & Staples Retailing	1.7
Commercial Services & Supplies	1.6
Electronic Equipment, Instruments & Components	1.5
Chemicals	1.4
Road & Rail	1.3
Building Products	1.2
Oil, Gas & Consumable Fuels	1.2
Construction Materials	1.2
Capital Markets	1.1

Auto Components	1.1%
Internet & Catalog Retail	1.1
Containers & Packaging	1.1
Electrical Equipment	1.0
Real Estate Investment Trusts (REITs)	0.8
Insurance	0.8
Thrifts & Mortgage Finance	0.8
Energy Equipment & Services	0.7
Wireless Telecommunication Services	0.7
Consumer Finance	0.7
Pharmaceuticals	0.7
Media	0.7
Machinery	0.7
Airlines	0.6
Leisure Products	0.6
Multiline Retail	0.6
Metals & Mining	0.6
Life Sciences Tools & Services	0.5
Diversified Telecommunication Services	0.5
Health Care Technology	0.5
Diversified Financial Services	0.5
Distributors	0.5
Paper & Forest Products	0.4
Communications Equipment	0.3
Household Durables	0.3

118.5
Liabilities in excess of other assets	(18.5)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A154

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2015

ASSETS:
Investments at value, including securities on loan of $163,683,122:
Unaffiliated investments (cost $793,107,832)	$883,859,417
Affiliated investments (cost $174,273,656)	174,273,656
Receivable for investments sold	14,246,542
Dividends receivable	360,039
Receivable for fund share sold	270,029
Tax reclaim receivable	67,881
Prepaid expenses	3,609

Total Assets	1,073,081,173

LIABILITIES:
Payable to broker for collateral for securities on loan	164,962,978
Payable for investments purchased	11,160,066
Payable for fund share repurchased	3,672,796
Advisory fees payable	400,900
Accrued expenses and other liabilities	125,172
Distribution fee payable	12,459
Affiliated transfer agent fee payable	350

Total Liabilities	180,334,721

NET ASSETS	$892,746,452

Net assets were comprised of:
Paid-in capital	$467,444,203
Retained earnings	425,302,249

Net assets, June 30, 2015	$892,746,452

Net asset value and redemption price per share, $892,746,452 / 56,285,639 outstanding shares of beneficial interest	$15.86

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2015

INCOME
Unaffiliated dividend income (net of $8,197 foreign withholding tax)	$2,559,046
Affiliated income from securities lending, net	834,551
Affiliated dividend income	7,514

3,401,111

EXPENSES
Advisory fees	3,977,321
Distribution fee	428,622
Custodian and accounting fees	114,000
Audit fee	11,000
Trustees’ fees	9,000
Insurance expenses	6,000
Legal fees and expenses	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Shareholders’ reports	3,000
Loan interest expense	291
Miscellaneous	7,102

Total expenses	4,565,336

NET INVESTMENT LOSS	(1,164,225)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain on investment transactions	36,444,936

Net change in unrealized appreciation (depreciation) on:
Investments	57,221,236
Foreign currencies	(4,347)

57,216,889

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	93,661,825

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$92,497,600

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2015	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment loss	$(1,164,225)	$(999,127)
Net realized gain on investment and foreign currency transactions	36,444,936	199,013,919
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	57,216,889	(161,841,740)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	92,497,600	36,173,052

FUND SHARE TRANSACTIONS:
Fund share sold [6,242,302 and 4,323,851 shares, respectively]	93,231,230	59,495,230
Fund share repurchased [6,315,226 and 8,940,021 shares, respectively]	(94,803,063)	(120,907,135)

NET DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(1,571,833)	(61,411,905)

TOTAL INCREASE (DECREASE) IN NET ASSETS	90,925,767	(25,238,853)
NET ASSETS:
Beginning of period	801,820,685	827,059,538

End of period	$892,746,452	$801,820,685

SEE NOTES TO FINANCIAL STATEMENTS.

A155

AST SMALL-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

LONG-TERM INVESTMENTS — 93.0%
COMMON STOCKS — 92.7%	Shares	Value (Note 2)
Aerospace & Defense — 2.2%
AAR Corp.	92,100	$2,935,227
Cubic Corp.	36,800	1,750,944
Curtiss-Wright Corp.	50,780	3,678,503
Engility Holdings, Inc.	8,500	213,860
Hexcel Corp.	71,887	3,575,659
Moog, Inc. (Class A Stock)*	5,550	392,274
Teledyne Technologies, Inc.*	24,761	2,612,533
Triumph Group, Inc.	124,228	8,197,805

		23,356,805

Air Freight & Logistics — 0.4%
Atlas Air Worldwide Holdings, Inc.*	75,800	4,165,968

Airlines — 0.5%
Hawaiian Holdings, Inc.*(a)	205,502	4,880,674
JetBlue Airways Corp.*(a)	30,000	622,800

		5,503,474

Auto Components — 1.3%
Cooper Tire & Rubber Co.	165,800	5,609,014
Dana Holding Corp.	97,355	2,003,566
Dorman Products, Inc.*(a)	82,735	3,943,150
Metaldyne Performance Group, Inc.	45,900	833,085
Stoneridge, Inc.*	133,800	1,566,798
Superior Industries International, Inc.	12,721	232,921

		14,188,534

Banks — 14.6%
1st Source Corp.	6,100	208,132
Ameris Bancorp	30,700	776,403
Banc of California, Inc.	268,500	3,691,875
Bank of Marin Bancorp	7,000	356,090
BankUnited, Inc.	73,828	2,652,640
Banner Corp.	15,500	742,915
BB&T Corp.	4,752	191,553
BBCN Bancorp, Inc.	30,200	446,658
Berkshire Hills Bancorp, Inc.	12,300	350,304
BNC Bancorp	8,700	168,171
Boston Private Financial Holdings, Inc.	176,639	2,368,729
Cascade Bancorp*	52,200	270,396
Cathay General Bancorp	30,000	973,500
Chemical Financial Corp.	12,385	409,448
Citizens & Northern Corp.	12,300	252,765
Columbia Banking System, Inc.	12,471	405,806
Community Trust Bancorp, Inc.	23,246	810,588
CommunityOne Bancorp*	11,200	120,624
ConnectOne Bancorp, Inc.	14,980	322,519
Customers Bancorp, Inc.*	100,340	2,698,143
CVB Financial Corp.	27,300	480,753
Eagle Bancorp, Inc.*	157,652	6,930,382
East West Bancorp, Inc.	19,483	873,228
Enterprise Financial Services Corp.	47,700	1,086,129
Fidelity Southern Corp.	90,075	1,570,908
Financial Institutions, Inc.	24,700	613,548
First BanCorp*	260,000	1,253,200
First Bancorp	9,400	156,792
First Busey Corp.	24,400	160,308
First Business Financial Services, Inc.	15,400	721,952
First Citizens BancShares, Inc. (Class A Stock)	2,500	657,600

COMMON STOCKS (continued)	Shares	Value (Note 2)
Banks (continued)
First Commonwealth Financial Corp.	193,800	$1,858,542
First Community Bancshares, Inc.	36,300	661,386
First Financial Bancorp	30,500	547,170
First Financial Corp.	7,800	278,928
First Horizon National Corp.	323,559	5,070,170
First Interstate Bancsystem, Inc. (Class A Stock)	65,000	1,803,100
First Merchants Corp.	55,300	1,365,910
First Midwest Bancorp, Inc.	50,200	952,294
First NBC Bank Holding Co.*	95,223	3,428,028
First Niagara Financial Group, Inc.	64,417	608,096
First of Long Island Corp. (The)	7,200	199,584
First Republic Bank	9,430	594,373
FirstMerit Corp.	367,417	7,653,297
Flushing Financial Corp.	19,300	405,493
Franklin Financial Network, Inc.*	30,200	692,788
Fulton Financial Corp.	183,100	2,391,286
German American Bancorp, Inc.	4,700	138,415
Great Southern Bancorp, Inc.	15,500	653,170
Green Bancorp, Inc.*	24,400	374,784
Hampton Roads Bankshares, Inc.*	29,800	61,984
Hancock Holding Co.	123,418	3,938,268
Hanmi Financial Corp.	229,375	5,697,675
Heartland Financial USA, Inc.	40,600	1,511,132
Heritage Financial Corp.	19,500	348,465
Hilltop Holdings, Inc.*	79,100	1,905,519
Horizon Bancorp	18,600	464,256
Iberiabank Corp.	70,342	4,799,435
Independent Bank Corp.	22,200	1,040,958
Investors Bancorp, Inc.	317,932	3,910,564
MainSource Financial Group, Inc.	36,300	796,785
MB Financial, Inc.	136,142	4,688,731
National Penn Bancshares, Inc.	404,111	4,558,372
NBT Bancorp, Inc.	53,838	1,408,940
PacWest Bancorp	121,844	5,697,425
Park Sterling Corp.	36,700	264,240
Peoples Financial Services Corp.(a)	26,000	1,029,860
Pinnacle Financial Partners, Inc.	105,810	5,752,890
Preferred Bank	64,300	1,932,215
PrivateBancorp, Inc.	145,200	5,781,864
Republic Bancorp, Inc. (Class A Stock)	12,046	309,582
Sierra Bancorp(a)	19,500	337,545
Signature Bank*	7,620	1,115,492
Simmons First National Corp. (Class A Stock)	8,500	396,780
South State Corp.	10,211	775,934
Southwest Bancorp, Inc.	81,633	1,519,190
State Bank Financial Corp.	35,600	772,520
Sterling Bancorp(a)	422,505	6,210,823
Stock Yards Bancorp, Inc.	7,800	294,762
Stonegate Bank	22,200	658,674
Susquehanna Bancshares, Inc.	64,512	910,909
SVB Financial Group*	9,710	1,398,046
TCF Financial Corp.	282,389	4,690,481
Tompkins Financial Corp.	16,227	871,714
Trico Bancshares	99,700	2,397,785
Tristate Capital Holdings, Inc.*	39,400	509,442
Triumph Bancorp, Inc.*	28,000	368,200
Trustmark Corp.	17,700	442,146
Union Bankshares Corp.	16,422	381,647

SEE NOTES TO FINANCIAL STATEMENTS.

A156

AST SMALL-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Banks (continued)
Webster Financial Corp.	25,500	$1,008,525
WesBanco, Inc.	83,100	2,827,062
West Bancorporation, Inc.	26,400	523,776
Wilshire Bancorp, Inc.	264,900	3,345,687
Wintrust Financial Corp.	82,490	4,403,316
Yadkin Financial Corp.*	18,600	389,670

		154,848,159

Biotechnology — 0.5%
Applied Genetic Technologies Corp.*(a)	4,200	64,428
Avalanche Biotechnologies, Inc.*	3,800	61,712
Cara Therapeutics, Inc.*	15,700	190,755
Celldex Therapeutics, Inc.*(a)	24,900	627,978
Dicerna Pharmaceuticals, Inc.*	13,400	186,930
Ignyta, Inc.*	9,500	143,355
Immune Design Corp.*(a)	7,600	156,940
Kite Pharma, Inc.*(a)	15,400	938,938
Sage Therapeutics, Inc.*	15,900	1,160,700
Ultragenyx Pharmaceutical, Inc.*	9,800	1,003,422
XOMA Corp.*(a)	113,400	439,992
Zafgen, Inc.*	5,100	176,613

		5,151,763

Building Products — 0.1%
Gibraltar Industries, Inc.*	27,085	551,721

Capital Markets — 1.4%
Affiliated Managers Group, Inc.*	5,010	1,095,186
Arlington Asset Investment Corp. (Class A Stock)	102,200	1,999,032
BGC Partners, Inc. (Class A Stock)	140,900	1,232,875
Cowen Group, Inc. (Class A Stock)*	293,514	1,878,490
Federated Investors, Inc. (Class B Stock)(a)	65,073	2,179,295
Greenhill & Co., Inc.	6,098	252,030
HFF, Inc. (Class A Stock)	4,182	174,515
INTL FCStone, Inc.*	8,100	269,244
Investment Technology Group, Inc.	35,400	877,920
Piper Jaffray Cos.*	50,000	2,182,000
Raymond James Financial, Inc.	12,020	716,152
Stifel Financial Corp.*	31,400	1,813,036
Virtu Financial, Inc. (Class A Stock)*	13,900	326,372

		14,996,147

Chemicals — 2.1%
Cabot Corp.	71,578	2,669,144
Cytec Industries, Inc.(a)	43,605	2,639,411
FutureFuel Corp.	46,800	602,316
Innophos Holdings, Inc.	61,481	3,236,360
Innospec, Inc.	5,200	234,208
Koppers Holdings, Inc.*	14,230	351,766
Kraton Performance Polymers, Inc.*	11,970	285,844
Minerals Technologies, Inc.	53,800	3,665,394
PolyOne Corp.	4,180	163,731
Schulman (A.), Inc.	45,500	1,989,260
Sensient Technologies Corp.	53,707	3,670,336
Trinseo SA*(a)	81,800	2,195,512

		21,703,282

Commercial Services & Supplies — 3.6%
ABM Industries, Inc.	128,200	4,213,934
ACCO Brands Corp.*	549,756	4,271,604

COMMON STOCKS (continued)	Shares	Value (Note 2)
Commercial Services & Supplies (continued)
ARC Document Solutions, Inc.*	61,900	$471,059
Cenveo, Inc.*(a)	127,761	270,853
Clean Harbors, Inc.*(a)	89,230	4,795,220
Essendant, Inc.	13,900	545,575
G&K Services, Inc. (Class A Stock)	36,517	2,524,785
Herman Miller, Inc.	3,180	91,997
KAR Auction Services, Inc.	74,673	2,792,770
Kimball International, Inc. (Class B Stock)	57,908	704,161
Matthews International Corp. (Class A Stock)	70,746	3,759,442
Quad/Graphics, Inc.	246,900	4,570,119
RR Donnelley & Sons Co.(a)	30,134	525,236
Team, Inc.*	72,537	2,919,614
Tetra Tech, Inc.	145,048	3,719,031
Viad Corp.	50,000	1,355,500

		37,530,900

Communications Equipment — 0.6%
Bel Fuse, Inc. (Class B Stock)	4,490	92,135
Black Box Corp.	4,070	81,400
Comtech Telecommunications Corp.	33,800	981,890
Digi International, Inc.*	100,992	964,474
InterDigital, Inc.	6,770	385,145
Ixia*	241,437	3,003,476
Plantronics, Inc.	9,210	518,615

		6,027,135

Construction & Engineering — 1.3%
Argan, Inc.*	53,100	2,141,523
EMCOR Group, Inc.	181,680	8,678,852
Orion Marine Group, Inc.*	153,014	1,104,761
Tutor Perini Corp.*	59,583	1,285,801

		13,210,937

Consumer Finance — 0.4%
Cash America International, Inc.	108,200	2,833,758
Enova International, Inc.*	99,583	1,860,210

		4,693,968

Containers & Packaging — 0.7%
Graphic Packaging Holding Co.	234,200	3,262,406
Rock-Tenn Co. (Class A Stock)	25,100	1,511,020
Silgan Holdings, Inc.	50,156	2,646,231

		7,419,657

Diversified Consumer Services — 0.1%
K12, Inc.*	98,800	1,249,820
Sotheby’s(a)	2,600	117,624

		1,367,444

Diversified Financial Services
Gain Capital Holdings, Inc.	25,100	239,956

Diversified Telecommunication Services — 0.7%
Cogent Communications Holdings, Inc.	72,836	2,464,770
IDT Corp. (Class B Stock)	13,900	251,312
Inteliquent, Inc.	249,600	4,592,640
magicJack VocalTec Ltd. (Israel)*(a)	14,800	109,964

		7,418,686

Electric Utilities — 2.8%
Allete, Inc.	1,930	89,533

SEE NOTES TO FINANCIAL STATEMENTS.

A157

AST SMALL-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Electric Utilities (continued)
Cleco Corp.	43,050	$2,318,242
El Paso Electric Co.	38,500	1,334,410
Empire District Electric Co. (The)	27,800	606,040
Genie Energy Ltd. (Class B Stock)*	40,600	425,082
Great Plains Energy, Inc.	259,648	6,273,096
IDACORP, Inc.(a)	101,995	5,725,999
MGE Energy, Inc.	21,175	820,108
PNM Resources, Inc.	47,700	1,173,420
Portland General Electric Co.	204,985	6,797,303
Spark Energy, Inc. (Class A Stock)	32,800	516,928
UIL Holdings Corp.	46,800	2,144,376
Unitil Corp.	14,600	482,092
Westar Energy, Inc.	31,600	1,081,352

		29,787,981

Electrical Equipment — 1.5%
EnerSys	35,200	2,474,208
Generac Holdings, Inc.*(a)	87,444	3,475,899
General Cable Corp.	240,200	4,739,146
Regal-Beloit Corp.	67,163	4,875,362

		15,564,615

Electronic Equipment, Instruments & Components — 2.7%
AVX Corp.	19,251	259,118
Benchmark Electronics, Inc.*	136,700	2,977,326
Coherent, Inc.*	40,439	2,567,068
Fabrinet (Thailand)*	114,000	2,135,220
GSI Group, Inc.*	37,700	566,631
Insight Enterprises, Inc.*	202,300	6,050,793
Kimball Electronics, Inc.*	111,775	1,630,797
Littelfuse, Inc.	10,900	1,034,301
Park Electrochemical Corp.	96,082	1,840,931
Sanmina Corp.*	297,768	6,003,003
Vishay Intertechnology, Inc.	54,200	633,056
Zebra Technologies Corp. (Class A Stock)*	25,552	2,837,550

		28,535,794

Energy Equipment & Services — 1.5%
Atwood Oceanics, Inc.	235,800	6,234,552
Basic Energy Services, Inc.*	25,300	191,015
C&J Energy Services Ltd.*	169,660	2,239,512
Forum Energy Technologies, Inc.*	37,200	754,416
Frank’s International NV	10,400	195,936
Gulf Island Fabrication, Inc.	6,489	72,482
Helix Energy Solutions Group, Inc.*	150,800	1,904,604
Hornbeck Offshore Services, Inc.*(a)	74,600	1,531,538
Key Energy Services, Inc.*	39,178	70,520
McDermott International, Inc.*	102,519	547,451
Mitcham Industries, Inc.*	7,600	31,844
Natural Gas Services Group, Inc.*	7,802	178,042
Parker Drilling Co.*	212,700	706,164
Superior Energy Services, Inc.	31,469	662,108
Tesco Corp.	16,400	178,760
TETRA Technologies, Inc.*	43,712	278,883

		15,777,827

Food & Staples Retailing — 1.4%
Andersons, Inc. (The)	23,950	934,050
Casey’s General Stores, Inc.	20,189	1,932,895
Rite Aid Corp.*	348,200	2,907,470
SpartanNash Co.	96,300	3,133,602

COMMON STOCKS (continued)	Shares	Value (Note 2)
Food & Staples Retailing (continued)
SUPERVALU, Inc.*	413,700	$3,346,833
Village Super Market, Inc. (Class A Stock)	11,000	348,590
Weis Markets, Inc.	44,630	1,881,155

		14,484,595

Food Products — 1.2%
Darling Ingredients, Inc.*	338,339	4,960,050
John B. Sanfilippo & Son, Inc.*	25,300	1,313,070
Pinnacle Foods, Inc.	43,500	1,980,990
Snyder’s-Lance, Inc.	59,147	1,908,674
TreeHouse Foods, Inc.*	35,025	2,838,076

		13,000,860

Gas Utilities — 1.3%
Laclede Group, Inc. (The)	19,200	999,552
New Jersey Resources Corp.	198,238	5,461,457
Northwest Natural Gas Co.	35,180	1,483,892
Southwest Gas Corp.	47,500	2,527,475
WGL Holdings, Inc.	52,880	2,870,855

		13,343,231

Health Care Equipment & Supplies — 1.0%
Cynosure, Inc. (Class A Stock)*	58,500	2,256,930
Greatbatch, Inc.*	9,200	496,064
ICU Medical, Inc.*	21,900	2,094,954
NuVasive, Inc.*	51,300	2,430,594
Sientra, Inc.*	8,500	214,455
Teleflex, Inc.	25,994	3,520,887

		11,013,884

Health Care Providers & Services — 2.3%
Alliance HealthCare Services, Inc.*	5,200	97,188
Amsurg Corp.*	106,613	7,457,579
Brookdale Senior Living, Inc.*	3,140	108,958
Civitas Solutions, Inc.*	7,879	168,059
Cross Country Healthcare, Inc.*	234,388	2,972,040
HealthSouth Corp.	114,711	5,283,589
Kindred Healthcare, Inc.	51,100	1,036,819
LifePoint Health, Inc.*	2,202	191,464
Molina Healthcare, Inc.*(a)	61,800	4,344,540
Owens & Minor, Inc.	9,200	312,800
WellCare Health Plans, Inc.*	32,100	2,723,043

		24,696,079

Hotels, Restaurants & Leisure — 0.6%
Bojangles’, Inc.*	6,000	143,160
Dave & Buster’s Entertainment, Inc.*	11,600	418,644
Fogo De Chao, Inc.*	9,900	229,284
Isle of Capri Casinos, Inc.*	95,400	1,731,510
Ruth’s Hospitality Group, Inc.	78,600	1,267,032
Scientific Games Corp. (Class A Stock)*(a)	130,401	2,026,432
Speedway Motorsports, Inc.	9,018	204,258

		6,020,320

Household Durables — 1.3%
Ethan Allen Interiors, Inc.	58,634	1,544,420
Helen of Troy Ltd.*	76,800	7,487,232
Lifetime Brands, Inc.	41,700	615,909
Ryland Group, Inc. (The)(a)	42,840	1,986,491
Skullcandy, Inc.*	280,151	2,148,758

SEE NOTES TO FINANCIAL STATEMENTS.

A158

AST SMALL-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Household Durables (continued)
WCI Communities, Inc.*	12,363	$301,534

		14,084,344

Household Products — 0.2%
Central Garden & Pet Co. (Class A Stock)*	169,200	1,930,572

Independent Power & Renewable Electricity Producers — 0.5%
Atlantic Power Corp.	224,915	692,738
Dynegy, Inc.*	143,600	4,200,300
Ormat Technologies, Inc.	11,000	414,480

		5,307,518

Insurance — 5.5%
Allied World Assurance Co. Holdings AG	21,240	917,993
American Equity Investment Life Holding Co.	225,600	6,086,688
AMERISAFE, Inc.	51,500	2,423,590
AmTrust Financial Services, Inc.	32,269	2,113,942
Aspen Insurance Holdings Ltd.	33,000	1,580,700
Assured Guaranty Ltd.	52,400	1,257,076
Axis Capital Holdings Ltd.	13,130	700,748
CNO Financial Group, Inc.	346,946	6,366,459
Employers Holdings, Inc.	92,325	2,103,163
Endurance Specialty Holdings Ltd.	35,355	2,322,823
Fidelity & Guaranty Life	37,600	888,488
First American Financial Corp.	22,200	826,062
Hanover Insurance Group, Inc. (The)	86,881	6,431,800
Horace Mann Educators Corp.	146,531	5,330,798
Infinity Property & Casualty Corp.	59,365	4,502,242
Maiden Holdings Ltd.	251,000	3,960,780
ProAssurance Corp.	10,270	474,577
Selective Insurance Group, Inc.	41,500	1,164,075
Stewart Information Services Corp.	18,600	740,280
Symetra Financial Corp.	92,100	2,226,057
United Fire Group, Inc.	17,700	579,852
Validus Holdings Ltd.	105,147	4,625,416

		57,623,609

Internet Software & Services — 0.3%
Blucora, Inc.*	89,200	1,440,580
Q2 Holdings, Inc.*	64,700	1,827,775

		3,268,355

IT Services — 2.0%
Convergys Corp.	154,719	3,943,787
ExlService Holdings, Inc.*	115,548	3,995,650
Global Cash Access Holdings, Inc.*	291,300	2,254,662
Heartland Payment Systems, Inc.	62,927	3,401,204
Sykes Enterprises, Inc.*	140,900	3,416,825
Unisys Corp.*(a)	193,400	3,866,066

		20,878,194

Leisure Products — 0.5%
Arctic Cat, Inc.	73,146	2,429,179
Callaway Golf Co.	347,838	3,109,672

		5,538,851

Life Sciences Tools & Services — 0.9%
Charles River Laboratories International, Inc.*	67,711	4,762,792

COMMON STOCKS (continued)	Shares	Value (Note 2)
Life Sciences Tools & Services (continued)
PerkinElmer, Inc.	88,043	$4,634,584

		9,397,376

Machinery — 3.8%
Actuant Corp. (Class A Stock)	101,798	2,350,516
Altra Industrial Motion Corp.	85,196	2,315,627
EnPro Industries, Inc.	74,348	4,254,193
Global Brass & Copper Holdings, Inc.	207,900	3,536,379
Harsco Corp.	28,060	462,990
Hurco Cos., Inc.	6,000	207,720
Hyster-Yale Materials Handling, Inc.	18,600	1,288,608
ITT Corp.	113,965	4,768,296
Kadant, Inc.	99,014	4,673,461
LB Foster Co. (Class A Stock)	30,000	1,038,300
Manitowoc Co., Inc. (The)	19,890	389,844
Meritor, Inc.*(a)	288,600	3,786,432
RBC Bearings, Inc.*	4,473	320,982
Snap-on, Inc.	2,440	388,570
Terex Corp.	59,121	1,374,563
Trimas Corp.*	208,305	6,165,828
Watts Water Technologies, Inc. (Class A Stock)	61,186	3,172,494

		40,494,803

Marine — 0.5%
Diana Shipping, Inc. (Greece)*(a)	21,364	150,616
Matson, Inc.	132,000	5,549,280

		5,699,896

Media — 0.8%
Entercom Communications Corp. (Class A Stock)*(a)	29,300	334,606
EW Scripps Co. (The) (Class A Stock)	212,463	4,854,780
Journal Media Group, Inc.	64,957	538,494
Live Nation Entertainment, Inc.*	26,200	720,238
Sinclair Broadcast Group, Inc. (Class A Stock)	78,216	2,183,009

		8,631,127

Metals & Mining — 1.1%
Allegheny Technologies, Inc.	182,742	5,518,808
Carpenter Technology Corp.	4,120	159,362
Commercial Metals Co.	208,410	3,351,233
Globe Specialty Metals, Inc.	27,100	479,670
Haynes International, Inc.	5,160	254,491
Horsehead Holding Corp.*(a)	27,340	320,425
Schnitzer Steel Industries, Inc. (Class A Stock)	6,700	117,049
Steel Dynamics, Inc.	16,220	335,997
Worthington Industries, Inc.	32,100	964,926

		11,501,961

Multiline Retail
Burlington Stores, Inc.*	9,227	472,422

Multi-Utilities — 0.4%
NorthWestern Corp.	76,329	3,721,039

Oil, Gas & Consumable Fuels — 3.4%
Bill Barrett Corp.*	83,417	716,552
Bonanza Creek Energy, Inc.*	68,600	1,251,950
Callon Petroleum Co.*(a)	511,800	4,258,176

SEE NOTES TO FINANCIAL STATEMENTS.

A159

AST SMALL-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Oil, Gas & Consumable Fuels (continued)
Carrizo Oil & Gas, Inc.*	56,057	$2,760,247
Cloud Peak Energy, Inc.*(a)	19,110	89,053
Delek US Holdings, Inc.	82,200	3,026,604
Diamondback Energy, Inc.*	34,147	2,574,001
Energy XXI Ltd.(a)	54,419	143,122
Gastar Exploration, Inc.*	93,400	288,606
Green Plains, Inc.	131,100	3,611,805
Jones Energy, Inc. (Class A Stock)*	8,978	81,251
Memorial Resource Development Corp.*(a)	99,215	1,882,109
Oasis Petroleum, Inc.*(a)	146,194	2,317,175
Pacific Ethanol, Inc.*(a)	189,100	1,951,512
Panhandle Oil and Gas, Inc. (Class A Stock)	10,300	213,107
Renewable Energy Group, Inc.*	203,800	2,355,928
REX American Resources Corp.*	15,400	980,056
Rex Energy Corp.*(a)	541,781	3,028,556
Rosetta Resources, Inc.*	41,256	954,664
SandRidge Energy, Inc.*	294,900	258,627
Stone Energy Corp.*	86,300	1,086,517
Vaalco Energy, Inc.*	124,200	265,788
Warren Resources, Inc.*(a)	501,643	230,756
Western Refining, Inc.	6,100	266,082
World Fuel Services Corp.	12,500	599,375
WPX Energy, Inc.*	26,820	329,350

		35,520,969

Paper & Forest Products — 0.1%
Boise Cascade Co.*	4,410	161,759
Domtar Corp.	14,600	604,440
P.H. Glatfelter Co.	16,300	358,437
Schweitzer-Mauduit International, Inc.	7,000	279,160

		1,403,796

Personal Products — 0.1%
Revlon, Inc. (Class A Stock)*	14,600	535,966

Pharmaceuticals — 0.3%
Amphastar Pharmaceuticals, Inc.*	32,900	578,382
Impax Laboratories, Inc.*	19,300	886,256
Lannett Co., Inc.*(a)	12,100	719,224
Medicines Co. (The)*(a)	30,500	872,605
Revance Therapeutics, Inc.*(a)	9,600	307,008
ZS Pharma, Inc.*	3,400	178,126

		3,541,601

Professional Services — 2.2%
CRA International, Inc.*	24,200	674,454
Heidrick & Struggles International, Inc.	30,700	800,656
Huron Consulting Group, Inc.*	89,210	6,252,729
Kelly Services, Inc. (Class A Stock)	116,100	1,782,135
Korn/Ferry International	240,194	8,351,545
Resources Connection, Inc.	80,700	1,298,463
RPX Corp.*	75,300	1,272,570
TrueBlue, Inc.*	43,661	1,305,464
VSE Corp.	30,000	1,605,300

		23,343,316

Real Estate Investment Trusts (REITs) — 9.9%
Acadia Realty Trust.	13,000	378,430
Agree Realty Corp.	10,007	291,904
American Assets Trust, Inc.	15,000	588,150

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Investment Trusts (REITs) (continued)
American Campus Communities, Inc.	47,500	$1,790,275
American Homes 4 Rent	9,950	159,598
Anworth Mortgage Asset Corp.	415,200	2,046,936
Armada Hoffler Properties, Inc.	24,000	239,760
Ashford Hospitality Prime, Inc.	72,660	1,091,353
Ashford Hospitality Trust, Inc.	383,800	3,246,948
BioMed Realty Trust, Inc.	8,577	165,879
Blackstone Mortgage Trust, Inc. (Class A Stock)	249,647	6,945,180
Bluerock Residential Growth REIT, Inc.	36,700	464,622
Capstead Mortgage Corp.	367,700	4,081,470
Cedar Realty Trust, Inc.	174,600	1,117,440
Chambers Street Properties	291,300	2,315,835
Chatham Lodging Trust	32,300	854,981
Chesapeake Lodging Trust	53,100	1,618,488
CoreSite Realty Corp.	69,200	3,144,448
Corporate Office Properties Trust	168,614	3,969,174
Cousins Properties, Inc.	373,667	3,878,663
CyrusOne, Inc.	60,900	1,793,505
DCT Industrial Trust, Inc.(a)	99,900	3,140,856
DiamondRock Hospitality Co.	414,500	5,309,745
EastGroup Properties, Inc.	11,251	632,644
Education Realty Trust, Inc.	137,179	4,301,933
Empire State Realty Trust, Inc.	10,290	175,547
EPR Properties	16,100	881,958
Equity One, Inc.	120,820	2,819,939
Extra Space Storage, Inc.	19,000	1,239,180
FelCor Lodging Trust, Inc.	110,900	1,095,692
First Industrial Realty Trust, Inc.	231,900	4,343,487
First Potomac Realty Trust	16,470	169,641
Franklin Street Properties Corp.	13,400	151,554
Geo Group, Inc. (The)	57,600	1,967,616
Getty Realty Corp.	15,500	253,580
Government Properties Income Trust(a)	12,300	228,165
Hersha Hospitality Trust	166,066	4,257,932
Home Properties, Inc.	6,100	445,605
Hudson Pacific Properties, Inc.	26,200	743,294
Kite Realty Group Trust	85,700	2,097,079
LaSalle Hotel Properties	12,300	436,158
Lexington Realty Trust(a)	231,467	1,962,840
LTC Properties, Inc.	37,000	1,539,200
Mid-America Apartment Communities, Inc.	2,464	179,404
Parkway Properties, Inc.	113,600	1,981,184
Pebblebrook Hotel Trust	8,570	367,482
PennyMac Mortgage Investment Trust	91,700	1,598,331
Potlatch Corp.	92,100	3,252,972
QTS Realty Trust, Inc. (Class A Stock)	19,100	696,195
RAIT Financial Trust	171,600	1,048,476
Ramco-Gershenson Properties Trust	34,000	554,880
Redwood Trust, Inc.(a)	198,100	3,110,170
Retail Opportunity Investments Corp.	210,600	3,289,572
Rouse Properties, Inc.(a)	37,200	608,220
Silver Bay Realty Trust Corp.	58,700	956,223
Summit Hotel Properties, Inc.	363,000	4,722,630
Sun Communities, Inc.(a)	16,100	995,463
Sunstone Hotel Investors, Inc.	210,257	3,155,958
Washington Real Estate Investment Trust(a)	4,250	110,287

		105,004,131

SEE NOTES TO FINANCIAL STATEMENTS.

A160

AST SMALL-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Management & Development — 0.2%
Alexander & Baldwin, Inc.	42,300	$1,666,620
CBRE Group, Inc. (Class A Stock)*	4,365	161,505
Jones Lang LaSalle, Inc.	1,250	213,750
RE/MAX Holdings, Inc. (Class A Stock)	1,000	35,510

		2,077,385

Road & Rail — 0.6%
AMERCO	13,001	4,250,157
ArcBest Corp.	28,500	906,300
Old Dominion Freight Line, Inc.*	5,937	407,308
Universal Truckload Services, Inc.	9,400	206,424

		5,770,189

Semiconductors & Semiconductor Equipment — 2.4%
Alpha & Omega Semiconductor Ltd.*	104,619	914,370
Amkor Technology, Inc.*	264,200	1,579,916
Cypress Semiconductor Corp.*	292,011	3,434,049
Exar Corp.*	92,318	902,870
Fairchild Semiconductor International, Inc.*	109,100	1,896,158
First Solar, Inc.*	50,000	2,349,000
IXYS Corp.	57,600	881,280
MKS Instruments, Inc.	146,226	5,547,814
ON Semiconductor Corp.*	35,010	409,267
Pericom Semiconductor Corp.	34,900	458,935
Semtech Corp.*	186,639	3,704,784
Teradyne, Inc.	24,053	463,982
Ultra Clean Holdings, Inc.*	267,200	1,664,656
Veeco Instruments, Inc.*(a)	19,102	548,991
Xcerra Corp.*	87,200	660,104

		25,416,176

Software — 2.9%
A10 Networks, Inc.*(a)	192,900	1,242,276
BroadSoft, Inc.*	129,832	4,488,292
Cadence Design Systems, Inc.*	173,919	3,419,248
EnerNOC, Inc.*	87,700	850,690
Fair Isaac Corp.	40,018	3,632,834
Globant SA*	16,300	496,009
Imperva, Inc.*	39,200	2,653,840
Progress Software Corp.*	24,900	684,750
PTC, Inc.*	140,786	5,775,042
Solera Holdings, Inc.	84,892	3,782,788
Take-Two Interactive Software, Inc.*	66,800	1,841,676
Varonis Systems, Inc.*(a)	88,300	1,950,547

		30,817,992

Specialty Retail — 3.3%
American Eagle Outfitters, Inc.	225,018	3,874,810
Barnes & Noble, Inc.*(a)	31,600	820,336
Big 5 Sporting Goods Corp.	54,000	767,340
Cabela’s, Inc.*(a)	54,037	2,700,769
Caleres, Inc.	59,200	1,881,376
Cato Corp. (The) (Class A Stock)	15,837	613,842
Children’s Place, Inc. (The)	67,400	4,408,634
Citi Trends, Inc.*	40,800	987,360
Express, Inc.*	165,934	3,005,065
GNC Holdings, Inc. (Class A Stock)	8,440	375,411
MarineMax, Inc.*	3,658	86,000
Men’s Wearhouse, Inc. (The)	56,006	3,588,304
Office Depot, Inc.*	623,800	5,402,108
Party City Holdco, Inc.*	15,700	318,239

COMMON STOCKS (continued)	Shares	Value (Note 2)
Specialty Retail (continued)
Pier 1 Imports, Inc.(a)	219,231	$2,768,887
Select Comfort Corp.*	71,431	2,147,930
Tilly’s, Inc. (Class A Stock)*	97,900	946,693
Vitamin Shoppe, Inc.*	4,410	164,361

		34,857,465

Technology Hardware, Storage & Peripherals — 0.2%
Diebold, Inc.	71,263	2,494,205

Textiles, Apparel & Luxury Goods — 0.5%
Oxford Industries, Inc.	22,503	1,967,887
Steven Madden Ltd.*	69,426	2,970,044

		4,937,931

Thrifts & Mortgage Finance — 1.4%
BankFinancial Corp.	8,800	103,664
Charter Financial Corp.	36,300	450,483
First Defiance Financial Corp.	17,000	638,010
Flagstar Bancorp, Inc.*	262,600	4,852,848
HomeStreet, Inc.*	161,300	3,680,866
Meta Financial Group, Inc.	14,400	618,048
Pennymac Financial Services, Inc. (Class A Stock)*	123,204	2,232,456
Provident Financial Services, Inc.(a)	28,700	545,013
United Community Financial Corp.	43,700	233,795
Westfield Financial, Inc.	35,507	259,556
WSFS Financial Corp.	44,100	1,206,135

		14,820,874

Trading Companies & Distributors — 0.2%
Rush Enterprises, Inc. (Class A Stock)*	16,280	426,699
Univar, Inc.*	49,100	1,278,073

		1,704,772

Water Utilities — 0.2%
American States Water Co.	33,000	1,233,870
Artesian Resources Corp. (Class A Stock)	7,000	147,630
California Water Service Group	26,200	598,670
Consolidated Water Co. Ltd. (Cayman Islands)	28,900	364,140

		2,344,310

Wireless Telecommunication Services — 0.2%
RingCentral, Inc. (Class A Stock)*(a)	119,200	2,204,009

TOTAL COMMON STOCKS (cost $857,384,726)		979,944,876

EXCHANGE TRADED FUND — 0.3%
iShares Russell 2000 Index Fund (cost $3,633,572)	29,403	3,671,259

TOTAL LONG-TERM INVESTMENTS (cost $861,018,298)		983,616,135

SEE NOTES TO FINANCIAL STATEMENTS.

A161

AST SMALL-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

SHORT-TERM INVESTMENT — 13.4%	Shares	Value (Note 2)
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $141,636,805; includes $63,820,573 of cash collateral for securities on loan)(b)(w)(Note 4)	141,636,805	$141,636,805

TOTAL INVESTMENTS — 106.4% (cost $1,002,655,103)		1,125,252,940
LIABILITIES IN EXCESS OF OTHER ASSETS(X) — (6.4)%		(67,861,677)

NET ASSETS — 100.0%		$1,057,391,263

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $62,175,544; cash collateral of $63,820,573 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2015	Unrealized Depreciation(1)
Long Position:
180	Russell 2000 Mini Index	Sep. 2015	22,903,240	22,507,200	$(396,040)

(1)	Cash of $894,000 has been segregated with Goldman Sachs & Co. to cover requirements for open contracts at June 30, 2015.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$23,356,805	$—	$—
Air Freight & Logistics	4,165,968	—	—
Airlines	5,503,474	—	—
Auto Components	14,188,534	—	—
Banks	154,848,159	—	—
Biotechnology	5,151,763	—	—
Building Products	551,721	—	—
Capital Markets	14,996,147	—	—
Chemicals	21,703,282	—	—
Commercial Services & Supplies	37,530,900	—	—
Communications Equipment	6,027,135	—	—
Construction & Engineering	13,210,937	—	—
Consumer Finance	4,693,968	—	—
Containers & Packaging	7,419,657	—	—
Diversified Consumer Services	1,367,444	—	—
Diversified Financial Services	239,956	—	—
Diversified Telecommunication Services	7,418,686	—	—
Electric Utilities	29,787,981	—	—
Electrical Equipment	15,564,615	—	—
Electronic Equipment, Instruments & Components	28,535,794	—	—
Energy Equipment & Services	15,777,827	—	—
Food & Staples Retailing	14,484,595	—	—
Food Products	13,000,860	—	—
Gas Utilities	13,343,231	—	—
Health Care Equipment & Supplies	11,013,884	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A162

AST SMALL-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

	Level 1	Level 2	Level 3
Health Care Providers & Services	$24,696,079	$—	$—
Hotels, Restaurants & Leisure	6,020,320	—	—
Household Durables	14,084,344	—	—
Household Products	1,930,572	—	—
Independent Power & Renewable Electricity Producers	5,307,518	—	—
Insurance	57,623,609	—	—
Internet Software & Services	3,268,355	—	—
IT Services	20,878,194	—	—
Leisure Products	5,538,851	—	—
Life Sciences Tools & Services	9,397,376	—	—
Machinery	40,494,803	—	—
Marine	5,699,896	—	—
Media	8,631,127	—	—
Metals & Mining	11,501,961	—	—
Multiline Retail	472,422	—	—
Multi-Utilities	3,721,039	—	—
Oil, Gas & Consumable Fuels	35,520,969	—	—
Paper & Forest Products	1,403,796	—	—
Personal Products	535,966	—	—
Pharmaceuticals	3,541,601	—	—
Professional Services	23,343,316	—	—
Real Estate Investment Trusts (REITs)	105,004,131	—	—
Real Estate Management & Development	2,077,385	—	—
Road & Rail	5,770,189	—	—
Semiconductors & Semiconductor Equipment	25,416,176	—	—
Software	30,817,992	—	—
Specialty Retail	34,857,465	—	—
Technology Hardware, Storage & Peripherals	2,494,205	—	—
Textiles, Apparel & Luxury Goods	4,937,931	—	—
Thrifts & Mortgage Finance	14,820,874	—	—
Trading Companies & Distributors	1,704,772	—	—
Water Utilities	2,344,310	—	—
Wireless Telecommunication Services	2,204,009	—	—
Exchange Traded Fund	3,671,259	—	—
Affiliated Money Market Mutual Fund	141,636,805	—	—
Other Financial Instruments*
Futures	(396,040)	—	—

Total	$1,124,856,900	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument and over-the-counter swap contracts which are recorded at fair value.

SEE NOTES TO FINANCIAL STATEMENTS.

A163

AST SMALL-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2015 were as follows:

Banks	14.6%
Affiliated Money Market Mutual Fund (6.0% represents investments purchased with collateral from securities on loan)	13.4
Real Estate Investment Trusts (REITs)	9.9
Insurance	5.5
Machinery	3.8
Commercial Services & Supplies	3.6
Oil, Gas & Consumable Fuels	3.4
Specialty Retail	3.3
Software	2.9
Electric Utilities	2.8
Electronic Equipment, Instruments & Components	2.7
Semiconductors & Semiconductor Equipment	2.4
Health Care Providers & Services	2.3
Aerospace & Defense	2.2
Professional Services	2.2
Chemicals	2.1
IT Services	2.0
Energy Equipment & Services	1.5
Electrical Equipment	1.5
Capital Markets	1.4
Thrifts & Mortgage Finance	1.4
Food & Staples Retailing	1.4
Auto Components	1.3
Household Durables	1.3
Gas Utilities	1.3
Construction & Engineering	1.3
Food Products	1.2
Metals & Mining	1.1
Health Care Equipment & Supplies	1.0
Life Sciences Tools & Services	0.9
Media	0.8
Containers & Packaging	0.7
Diversified Telecommunication Services	0.7
Communications Equipment	0.6
Hotels, Restaurants & Leisure	0.6
Road & Rail	0.5
Marine	0.5
Leisure Products	0.5
Airlines	0.5
Independent Power & Renewable Electricity Producers	0.5
Biotechnology	0.5
Textiles, Apparel & Luxury Goods	0.5

Consumer Finance	0.4%
Air Freight & Logistics	0.4
Multi-Utilities	0.4
Exchange Traded Funds	0.4
Pharmaceuticals	0.3
Internet Software & Services	0.3
Technology Hardware, Storage & Peripherals	0.2
Water Utilities	0.2
Wireless Telecommunication Services	0.2
Real Estate Management & Development	0.2
Household Products	0.2
Trading Companies & Distributors	0.2
Paper & Forest Products	0.1
Diversified Consumer Services	0.1
Building Products	0.1
Personal Products	0.1

106.4
Liabilities in excess of other assets	(6.4)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2015 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	—	$—	Due from/to broker-variation margin futures	$396,040	*

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A164

AST SMALL-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$580,633

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(384,710)

For the six months ended June 30, 2015, the Portfolio’s average value at trade date for futures long position was $16,226,333.

SEE NOTES TO FINANCIAL STATEMENTS.

A165

AST SMALL-CAP VALUE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2015

ASSETS:
Investments at value, including securities on loan of $62,175,544:
Unaffiliated investments (cost $861,018,298)	$983,616,135
Affiliated investments (cost $141,636,805)	141,636,805
Cash	609,389
Deposit with broker	894,000
Receivable for investments sold	67,857,923
Dividends receivable	1,597,261
Receivable for fund share sold	201,147
Due from broker-variation margin futures	77,000
Tax reclaim receivable	1,001
Prepaid expenses	7,150

Total Assets	1,196,497,811

LIABILITIES:
Payable for investments purchased	73,115,186
Payable to broker for collateral for securities on loan	63,820,573
Payable for fund share repurchased	1,626,457
Advisory fees payable	426,305
Accrued expenses and other liabilities	102,853
Distribution fee payable	14,824
Affiliated transfer agent fee payable	350

Total Liabilities	139,106,548

NET ASSETS	$1,057,391,263

Net assets were comprised of:
Paid-in capital	$520,579,878
Retained earnings	536,811,385

Net assets, June 30, 2015	$1,057,391,263

Net asset value and redemption price per share, $1,057,391,263 / 48,189,244 outstanding shares of beneficial interest	$21.94

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2015

INCOME
Unaffiliated dividend income (net of $5,529 foreign withholding tax)	$7,938,778
Affiliated income from securities lending, net	163,270
Affiliated dividend income	16,038

8,118,086

EXPENSES
Advisory fees	4,773,945
Distribution fee	546,172
Custodian and accounting fees	109,000
Audit fee	12,000
Trustees’ fees	10,000
Insurance expenses	8,000
Legal fees and expenses	6,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Shareholders’ reports	3,000
Loan interest expense	507
Miscellaneous	10,755

Total expenses	5,483,379

NET INVESTMENT INCOME	2,634,707

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain on:
Investment transactions	96,172,402
Futures transactions	580,633

96,753,035

Net change in unrealized appreciation (depreciation) on:
Investments	(81,572,302)
Futures	(384,710)
Foreign currencies	(34)

(81,957,046)

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	14,795,989

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$17,430,696

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2015	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$2,634,707	$6,712,941
Net realized gain on investment transactions	96,753,035	115,132,179
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(81,957,046)	(63,869,736)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	17,430,696	57,975,384

FUND SHARE TRANSACTIONS:
Fund share sold [689,104 and 2,763,874 shares, respectively]	14,721,521	56,640,090
Fund share repurchased [6,092,650 and 8,684,226 shares, respectively]	(131,461,234)	(178,073,846)

NET DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(116,739,713)	(121,433,756)

TOTAL DECREASE IN NET ASSETS	(99,309,017)	(63,458,372)
NET ASSETS:
Beginning of period	1,156,700,280	1,220,158,652

End of period	$1,057,391,263	$1,156,700,280

SEE NOTES TO FINANCIAL STATEMENTS.

A166

AST T. ROWE PRICE EQUITY INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

LONG-TERM INVESTMENTS — 97.3%
COMMON STOCKS	Shares	Value (Note 2)
Aerospace & Defense — 2.4%
Boeing Co. (The)	88,700	$12,304,464
Honeywell International, Inc.	92,000	9,381,240

		21,685,704

Air Freight & Logistics — 1.1%
United Parcel Service, Inc. (Class B Stock)	108,800	10,543,808

Auto Components — 0.8%
Johnson Controls, Inc.	140,600	6,963,918

Automobiles — 1.1%
Ford Motor Co.	354,200	5,316,542
General Motors Co.	158,552	5,284,538

		10,601,080

Banks — 13.0%
Bank of America Corp.	1,031,400	17,554,428
JPMorgan Chase & Co.	435,200	29,489,152
PNC Financial Services Group, Inc.	173,100	16,557,015
Regions Financial Corp.	371,600	3,849,776
SunTrust Banks, Inc.	263,600	11,340,072
U.S. Bancorp	416,500	18,076,100
Wells Fargo & Co.	401,800	22,597,232

		119,463,775

Beverages — 0.9%
PepsiCo, Inc.	86,700	8,092,578

Building Products — 1.2%
Masco Corp.	255,700	6,819,519
USG Corp.*(a)	139,400	3,873,926

		10,693,445

Capital Markets — 1.5%
Bank of New York Mellon Corp. (The)	6,900	289,593
Northern Trust Corp.	156,300	11,950,698
Och-Ziff Capital Management Group LLC (Class A Stock), MLP	94,700	1,157,234

		13,397,525

Chemicals — 1.1%
E.I. du Pont de Nemours & Co.	99,700	6,375,815
Potash Corp. of Saskatchewan Inc. (Canada)	127,600	3,951,772

		10,327,587

Commercial Services & Supplies — 0.1%
Tyco International PLC	17,200	661,856

Communications Equipment — 3.2%
Cisco Systems, Inc.	359,300	9,866,378
Harris Corp.	135,100	10,390,541
QUALCOMM, Inc.	155,300	9,726,439

		29,983,358

Construction Materials — 1.0%
Vulcan Materials Co.	113,000	9,484,090

Consumer Finance — 1.0%
American Express Co.	117,700	9,147,644

Containers & Packaging — 0.5%
MeadWestvaco Corp.	103,300	4,874,727

COMMON STOCKS (continued)	Shares	Value (Note 2)
Distributors — 0.7%
Genuine Parts Co.	69,300	$6,204,429

Diversified Telecommunication Services — 3.7%
AT&T, Inc.	426,000	15,131,520
CenturyLink, Inc.	150,900	4,433,442
Telefonica SA (Spain)	321,163	4,575,103
Verizon Communications, Inc.	210,359	9,804,833

		33,944,898

Electric Utilities — 4.5%
Duke Energy Corp.	161,610	11,412,898
Entergy Corp.	137,000	9,658,500
Exelon Corp.	242,800	7,628,776
FirstEnergy Corp.	205,500	6,689,025
Xcel Energy, Inc.	199,500	6,419,910

		41,809,109

Electrical Equipment — 1.6%
Eaton Corp. PLC	77,962	5,261,655
Emerson Electric Co.	176,200	9,766,766

		15,028,421

Electronic Equipment, Instruments & Components — 0.9%
Corning, Inc.	416,700	8,221,491

Energy Equipment & Services — 0.7%
Diamond Offshore Drilling, Inc.(a)	133,100	3,435,311
Schlumberger Ltd.	33,300	2,870,127

		6,305,438

Food Products — 2.7%
Archer-Daniels-Midland Co.	219,900	10,603,578
Campbell Soup Co.	110,000	5,241,500
ConAgra Foods, Inc.	34,300	1,499,596
Kellogg Co.	46,500	2,915,550
McCormick & Co., Inc.(a)	56,300	4,557,485

		24,817,709

Hotels, Restaurants & Leisure — 2.2%
Carnival Corp.	174,600	8,623,494
Las Vegas Sands Corp.	111,600	5,866,812
McDonald’s Corp.	62,000	5,894,340

		20,384,646

Household Products — 0.8%
Clorox Co. (The)	74,300	7,728,686

Independent Power & Renewable Electricity Producers — 0.4%
AES Corp. (The)	263,600	3,495,336

Industrial Conglomerates — 3.2%
General Electric Co.	1,095,100	29,096,807

Insurance — 4.6%
Chubb Corp. (The)	43,200	4,110,048
Loews Corp.	208,400	8,025,484
Marsh & McLennan Cos., Inc.	251,800	14,277,060
MetLife, Inc.	167,100	9,355,929
Sun Life Financial, Inc. (Canada)	117,400	3,921,160
Willis Group Holdings PLC	62,500	2,931,250

		42,620,931

IT Services — 1.7%
Computer Sciences Corp.	50,300	3,301,692
International Business Machines Corp.	52,000	8,458,320

SEE NOTES TO FINANCIAL STATEMENTS.

A167

AST T. ROWE PRICE EQUITY INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
IT Services (continued)
Western Union Co. (The)	201,100	$4,088,363

		15,848,375

Leisure Products — 1.1%
Mattel, Inc.	380,400	9,772,476

Machinery — 4.5%
Deere & Co.	86,800	8,423,940
Flowserve Corp.	71,000	3,738,860
Illinois Tool Works, Inc.	131,300	12,052,027
Joy Global, Inc.	110,600	4,003,720
Stanley Black & Decker, Inc.	73,000	7,682,520
Xylem, Inc.	163,500	6,060,945

		41,962,012

Media — 4.4%
Cablevision Systems Corp. (Class A Stock)(a)	231,400	5,539,716
Comcast Corp. (Class A Stock)	89,600	5,388,544
New York Times Co. (The) (Class A Stock)(a)	227,600	3,106,740
News Corp. (Class A Stock)*	212,600	3,101,834
Time Warner, Inc.	156,400	13,670,924
Viacom, Inc. (Class B Stock)	45,900	2,966,976
Walt Disney Co. (The)	57,800	6,597,292

		40,372,026

Metals & Mining — 1.3%
Newmont Mining Corp.	204,100	4,767,776
Nucor Corp.	173,800	7,659,366

		12,427,142

Multiline Retail — 1.9%
Kohl’s Corp.	147,000	9,203,670
Macy’s, Inc.	118,600	8,001,942

		17,205,612

Multi-Utilities — 1.5%
NiSource, Inc.	305,400	13,923,186

Oil, Gas & Consumable Fuels — 10.9%
Anadarko Petroleum Corp.	76,200	5,948,172
Apache Corp.	241,900	13,940,697
BP PLC (United Kingdom), ADR(a)	119,600	4,779,216
Canadian Natural Resources Ltd. (Canada)	103,000	2,797,480
Chevron Corp.	171,100	16,506,017
ConocoPhillips	56,600	3,475,806
CONSOL Energy, Inc.(a)	215,900	4,693,666
Exxon Mobil Corp.	184,200	15,325,440
Hess Corp.	181,600	12,145,408
Murphy Oil Corp.(a)	37,900	1,575,503
Occidental Petroleum Corp.	96,600	7,512,582
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	202,100	11,521,721

		100,221,708

Paper & Forest Products — 1.2%
International Paper Co.	240,400	11,440,636

Personal Products — 0.2%
Avon Products, Inc.(a)	360,000	2,253,600

Pharmaceuticals — 6.7%
Bristol-Myers Squibb Co.	201,900	13,434,426

COMMON STOCKS (continued)	Shares	Value (Note 2)
Pharmaceuticals (continued)
GlaxoSmithKline PLC (United Kingdom)	212,615	$4,420,652
Johnson & Johnson	160,900	15,681,314
Merck & Co., Inc.	228,400	13,002,812
Pfizer, Inc.	442,300	14,830,319

		61,369,523

Real Estate Investment Trusts (REITs) — 1.7%
Digital Realty Trust, Inc.	76,500	5,101,020
Rayonier, Inc.	136,100	3,477,355
Weyerhaeuser Co.	240,400	7,572,600

		16,150,975

Semiconductors & Semiconductor Equipment — 2.7%
Analog Devices, Inc.	126,200	8,100,147
Applied Materials, Inc.	437,400	8,406,828
Texas Instruments, Inc.	159,300	8,205,543

		24,712,518

Software — 1.3%
CA, Inc.	102,100	2,990,509
Microsoft Corp.	214,300	9,461,345

		12,451,854

Specialty Retail — 0.8%
Staples, Inc.	494,800	7,575,388

Textiles, Apparel & Luxury Goods — 0.3%
Coach, Inc.	68,000	2,353,480

Wireless Telecommunication Services — 0.2%
Vodafone Group PLC (United Kingdom)	580,839	2,118,827

TOTAL LONG-TERM INVESTMENTS (cost $748,914,546)		897,738,334

SHORT-TERM INVESTMENT — 6.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $61,919,035; includes $29,544,681 of cash collateral for securities on loan)(b)(w)(Note 4)	61,919,035	61,919,035

TOTAL INVESTMENTS — 104.0% (cost $810,833,581)		959,657,369
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.0)%		(37,321,184)

NET ASSETS — 100.0%		$922,336,185

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $28,674,424; cash collateral of $29,544,681 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A168

AST T. ROWE PRICE EQUITY INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$21,685,704	$—	$—
Air Freight & Logistics	10,543,808	—	—
Auto Components	6,963,918	—	—
Automobiles	10,601,080	—	—
Banks	119,463,775	—	—
Beverages	8,092,578	—	—
Building Products	10,693,445	—	—
Capital Markets	13,397,525	—	—
Chemicals	10,327,587	—	—
Commercial Services & Supplies	661,856	—	—
Communications Equipment	29,983,358	—	—
Construction Materials	9,484,090	—	—
Consumer Finance	9,147,644	—	—
Containers & Packaging	4,874,727	—	—
Distributors	6,204,429	—	—
Diversified Telecommunication Services	29,369,795	4,575,103	—
Electric Utilities	41,809,109	—	—
Electrical Equipment	15,028,421	—	—
Electronic Equipment, Instruments & Components	8,221,491	—	—
Energy Equipment & Services	6,305,438	—	—
Food Products	24,817,709	—	—
Hotels, Restaurants & Leisure	20,384,646	—	—
Household Products	7,728,686	—	—
Independent Power & Renewable Electricity Producers	3,495,336	—	—
Industrial Conglomerates	29,096,807	—	—
Insurance	42,620,931	—	—
IT Services	15,848,375	—	—
Leisure Products	9,772,476	—	—
Machinery	41,962,012	—	—
Media	40,372,026	—	—
Metals & Mining	12,427,142	—	—
Multiline Retail	17,205,612	—	—
Multi-Utilities	13,923,186	—	—
Oil, Gas & Consumable Fuels	100,221,708	—	—
Paper & Forest Products	11,440,636	—	—
Personal Products	2,253,600	—	—
Pharmaceuticals	56,948,871	4,420,652	—
Real Estate Investment Trusts (REITs)	16,150,975	—	—
Semiconductors & Semiconductor Equipment	24,712,518	—	—
Software	12,451,854	—	—
Specialty Retail	7,575,388	—	—
Textiles, Apparel & Luxury Goods	2,353,480	—	—
Wireless Telecommunication Services	—	2,118,827	—
Affiliated Money Market Mutual Fund	61,919,035	—	—

Total	$948,542,787	$11,114,582	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A169

AST T. ROWE PRICE EQUITY INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2015 were as follows:

Banks	13.0%
Oil, Gas & Consumable Fuels	10.9
Affiliated Money Market Mutual Fund (3.2% represents investments purchased with collateral from securities on loan)	6.7
Pharmaceuticals	6.7
Insurance	4.6
Machinery	4.5
Electric Utilities	4.5
Media	4.4
Diversified Telecommunication Services	3.7
Communications Equipment	3.2
Industrial Conglomerates	3.2
Food Products	2.7
Semiconductors & Semiconductor Equipment	2.7
Aerospace & Defense	2.4
Hotels, Restaurants & Leisure	2.2
Multiline Retail	1.9
Real Estate Investment Trusts (REITs)	1.7
IT Services	1.7
Electrical Equipment	1.6
Multi-Utilities	1.5
Capital Markets	1.5
Software	1.3

Metals & Mining	1.3%
Paper & Forest Products	1.2
Building Products	1.2
Automobiles	1.1
Air Freight & Logistics	1.1
Chemicals	1.1
Leisure Products	1.1
Construction Materials	1.0
Consumer Finance	1.0
Electronic Equipment, Instruments & Components	0.9
Beverages	0.9
Household Products	0.8
Specialty Retail	0.8
Auto Components	0.8
Energy Equipment & Services	0.7
Distributors	0.7
Containers & Packaging	0.5
Independent Power & Renewable Electricity Producers	0.4
Textiles, Apparel & Luxury Goods	0.3
Personal Products	0.2
Wireless Telecommunication Services	0.2
Commercial Services & Supplies	0.1

104.0
Liabilities in excess of other assets	(4.0)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A170

AST T. ROWE PRICE EQUITY INCOME PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2015

ASSETS:
Investments at value, including securities on loan of $28,674,424:
Unaffiliated investments (cost $748,914,546)	$897,738,334
Affiliated investments (cost $61,919,035)	61,919,035
Dividends receivable	1,367,002
Receivable for investments sold	1,062,651
Tax reclaim receivable	147,550
Receivable for fund share sold	11,601
Prepaid expenses	3,292

Total Assets	962,249,465

LIABILITIES:
Payable to broker for collateral for securities on loan	29,544,681
Payable for investments purchased	8,722,306
Payable for fund share repurchased	1,254,839
Advisory fees payable	270,892
Accrued expenses and other liabilities	78,000
Payable to custodian	29,348
Distribution fee payable	12,864
Affiliated transfer agent fee payable	350

Total Liabilities	39,913,280

NET ASSETS	$922,336,185

Net assets were comprised of:
Paid-in capital	$193,843,532
Retained earnings	728,492,653

Net assets, June 30, 2015	$922,336,185

Net asset value and redemption price per share, $922,336,185 / 70,843,178 outstanding shares of beneficial interest	$13.02

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2015

INCOME
Unaffiliated dividend income (net of $126,750 foreign withholding tax)	$13,185,835
Affiliated income from securities lending, net	278,619
Affiliated dividend income	42,626

13,507,080

EXPENSES
Advisory fees	4,069,720
Distribution fee	562,374
Custodian and accounting fees	87,000
Audit fee	11,000
Trustees’ fees	11,000
Insurance expenses	9,000
Legal fees and expenses	6,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Shareholders’ reports	2,000
Miscellaneous	10,997

Total expenses	4,773,091
Less: advisory fee waivers and/or expense reimbursement	(4,814)

Net expenses	4,768,277

NET INVESTMENT INCOME	8,738,803

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	97,770,441
Foreign currency transactions	(7,824)

97,762,617

Net change in unrealized appreciation (depreciation) on:
Investments	(125,616,970)
Foreign currencies	(5,105)

(125,622,075)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(27,859,458)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(19,120,655)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2015	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$8,738,803	$22,948,902
Net realized gain on investment and foreign currency transactions	97,762,617	72,122,563
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(125,622,075)	(959,577)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(19,120,655)	94,111,888

FUND SHARE TRANSACTIONS:
Fund share sold [1,663,142 and 6,047,090 shares, respectively]	21,870,443	77,054,438
Fund share repurchased [32,370,834 and 12,143,942 shares, respectively]	(425,364,226)	(152,697,877)

NET DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(403,493,783)	(75,643,439)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(422,614,438)	18,468,449
NET ASSETS:
Beginning of period	1,344,950,623	1,326,482,174

End of period	$922,336,185	$1,344,950,623

SEE NOTES TO FINANCIAL STATEMENTS.

A171

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

LONG-TERM INVESTMENTS — 99.9%
COMMON STOCKS — 99.9%	Shares	Value (Note 2)
Aerospace & Defense — 5.5%
Boeing Co. (The)	567,800	$78,765,216
Precision Castparts Corp.	72,900	14,570,523
Textron, Inc.	379,100	16,919,233

		110,254,972

Air Freight & Logistics — 1.2%
FedEx Corp.	140,500	23,941,200

Airlines — 2.4%
American Airlines Group, Inc.	935,700	37,367,180
United Continental Holdings, Inc.*	190,900	10,119,609

		47,486,789

Automobiles — 1.0%
Tesla Motors, Inc.*(a)	74,700	20,039,022

Biotechnology — 12.3%
Alexion Pharmaceuticals, Inc.*	353,095	63,828,983
Biogen, Inc.*	113,300	45,766,402
BioMarin Pharmaceutical, Inc.*	111,400	15,237,292
Celgene Corp.*	350,516	40,566,969
Gilead Sciences, Inc.	362,000	42,382,960
Incyte Corp.*	108,900	11,348,469
Regeneron Pharmaceuticals, Inc.*	29,900	15,252,887
Vertex Pharmaceuticals, Inc.*	112,200	13,854,456

		248,238,418

Capital Markets — 5.1%
Morgan Stanley	1,435,700	55,690,803
State Street Corp.	329,300	25,356,100
TD Ameritrade Holding Corp.	601,900	22,161,958

		103,208,861

Chemicals — 0.5%
Sherwin-Williams Co. (The)	37,100	10,203,242

Communications Equipment — 0.3%
Palo Alto Networks, Inc.*(a)	36,700	6,411,490

Construction Materials — 1.5%
Vulcan Materials Co.	355,200	29,811,936

Diversified Financial Services — 1.1%
Intercontinental Exchange, Inc.	94,900	21,220,589

Health Care Equipment & Supplies — 2.4%
Becton, Dickinson and Co.	68,800	9,745,520
Intuitive Surgical, Inc.*	79,010	38,280,345

		48,025,865

Health Care Providers & Services — 8.0%
Anthem, Inc.	146,700	24,079,338
CIGNA Corp.	94,500	15,309,000
Humana, Inc.	105,700	20,218,296
McKesson Corp.	282,030	63,403,164
UnitedHealth Group, Inc.	309,400	37,746,800

		160,756,598

Hotels, Restaurants & Leisure — 4.8%
Chipotle Mexican Grill, Inc.*	13,100	7,925,369
Hilton Worldwide Holdings, Inc.*	859,373	23,675,726
MGM Resorts International*(a)	1,327,623	24,229,120
Starbucks Corp.	522,730	28,026,169

COMMON STOCKS (continued)	Shares	Value (Note 2)
Hotels, Restaurants & Leisure (continued)
Wynn Resorts Ltd.	123,500	$12,185,745

		96,042,129

Industrial Conglomerates — 3.3%
Danaher Corp.	784,300	67,128,237

Internet & Catalog Retail — 9.7%
Amazon.com, Inc.*	231,647	100,555,646
Netflix, Inc.*	15,300	10,051,182
Priceline Group, Inc. (The)*	65,000	74,839,050
Vipshop Holdings Ltd. (China), ADS*(a)	456,100	10,148,225

		195,594,103

Internet Software & Services — 11.2%
Akamai Technologies, Inc.*	55,600	3,881,992
Alibaba Group Holding Ltd. (China), ADR*(a)	248,912	20,477,990
Baidu, Inc. (China), ADR*	138,400	27,552,672
Facebook, Inc. (Class A Stock)*	585,400	50,206,831
Google, Inc. (Class A Stock)*	108,860	58,788,754
Google, Inc. (Class C Stock)*	90,513	47,112,922
LinkedIn Corp. (Class A Stock)*	85,300	17,625,539

		225,646,700

IT Services — 4.2%
Vantiv, Inc. (Class A Stock)*	76,600	2,925,354
Visa, Inc. (Class A Stock)(a)	1,228,700	82,507,205

		85,432,559

Machinery — 1.8%
Flowserve Corp.	287,700	15,150,282
Wabtec Corp.	229,400	21,618,656

		36,768,938

Oil, Gas & Consumable Fuels — 2.8%
Cimarex Energy Co.	68,460	7,551,823
EQT Corp.	219,200	17,829,728
Pioneer Natural Resources Co.	75,600	10,484,964
Range Resources Corp.	426,241	21,047,781

		56,914,296

Personal Products — 0.8%
Estee Lauder Cos., Inc. (The) (Class A Stock)	175,900	15,243,494

Pharmaceuticals — 6.9%
Allergan PLC*	152,253	46,202,695
Bristol-Myers Squibb Co.	220,900	14,698,686
Eli Lilly & Co.	266,500	22,250,085
Valeant Pharmaceuticals International, Inc.*	250,900	55,737,435

		138,888,901

Road & Rail — 0.6%
Canadian Pacific Railway Ltd. (Canada)	54,300	8,700,489
J.B. Hunt Transport Services, Inc.	41,200	3,382,108

		12,082,597

Software — 6.9%
Microsoft Corp.	715,100	31,571,665
Mobileye NV*(a)	137,100	7,289,607
NetSuite, Inc.*(a)	143,000	13,120,250
Red Hat, Inc.*	280,200	21,275,586
salesforce.com, Inc.*	547,800	38,143,314

SEE NOTES TO FINANCIAL STATEMENTS.

A172

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Software (continued)
ServiceNow, Inc.*	232,000	$17,239,920
Workday, Inc. (Class A Stock)*(a)	129,200	9,869,588

		138,509,930

Specialty Retail — 3.1%
CarMax, Inc.*(a)	199,400	13,202,274
Lowe’s Cos., Inc.	373,700	25,026,689
Tractor Supply Co.	269,400	24,229,836

		62,458,799

Technology Hardware, Storage & Peripherals — 1.7%
Apple, Inc.	275,700	34,579,673

Textiles, Apparel & Luxury Goods — 0.8%
Hanesbrands, Inc.	472,000	15,727,040

TOTAL COMMON STOCKS (cost $1,554,134,752)		2,010,616,378

PREFERRED STOCK
Internet Software & Services
Living Social, CVT*(g) (cost $1,352,010)	175,814	1,758

TOTAL LONG-TERM INVESTMENTS (cost $1,555,486,762)		2,010,618,136

SHORT-TERM INVESTMENT — 6.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $133,205,052; includes $129,797,122 of cash collateral for securities on loan)(b)(w)(Note 4)	133,205,052	133,205,052

TOTAL INVESTMENTS — 106.5% (cost $1,688,691,814)		2,143,823,188
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.5)%		(131,756,448)

NET ASSETS — 100.0%		$2,012,066,740

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $127,749,988; cash collateral of $129,797,122 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(g)	Indicates a security that has been deemed illiquid.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$110,254,972	$—	$—
Air Freight & Logistics	23,941,200	—	—
Airlines	47,486,789	—	—
Automobiles	20,039,022	—	—
Biotechnology	248,238,418	—	—
Capital Markets	103,208,861	—	—
Chemicals	10,203,242	—	—
Communications Equipment	6,411,490	—	—
Construction Materials	29,811,936	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A173

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

	Level 1	Level 2	Level 3
Diversified Financial Services	$21,220,589	$—	$—
Health Care Equipment & Supplies	48,025,865	—	—
Health Care Providers & Services	160,756,598	—	—
Hotels, Restaurants & Leisure	96,042,129	—	—
Industrial Conglomerates	67,128,237	—	—
Internet & Catalog Retail	195,594,103	—	—
Internet Software & Services	225,646,700	—	—
IT Services	85,432,559	—	—
Machinery	36,768,938	—	—
Oil, Gas & Consumable Fuels	56,914,296	—	—
Personal Products	15,243,494	—	—
Pharmaceuticals	138,888,901	—	—
Road & Rail	12,082,597	—	—
Software	138,509,930	—	—
Specialty Retail	62,458,799	—	—
Technology Hardware, Storage & Peripherals	34,579,673	—	—
Textiles, Apparel & Luxury Goods	15,727,040	—	—
Preferred Stocks
Internet Software & Services	—	—	1,758
Affiliated Money Market Mutual Fund	133,205,052	—	—

Total	$2,143,821,430	$—	$1,758

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2015 were as follows:

Biotechnology	12.3%
Internet Software & Services	11.2
Internet & Catalog Retail	9.7
Health Care Providers & Services	8.0
Pharmaceuticals	6.9
Software	6.9
Affiliated Money Market Mutual Fund (6.5% represents investments purchased with collateral from securities on loan)	6.6
Aerospace & Defense	5.5
Capital Markets	5.1
Hotels, Restaurants & Leisure	4.8
IT Services	4.2
Industrial Conglomerates	3.3
Specialty Retail	3.1

Oil, Gas & Consumable Fuels	2.8%
Health Care Equipment & Supplies	2.4
Airlines	2.4
Machinery	1.8
Technology Hardware, Storage & Peripherals	1.7
Construction Materials	1.5
Air Freight & Logistics	1.2
Diversified Financial Services	1.1
Automobiles	1.0
Textiles, Apparel & Luxury Goods	0.8
Personal Products	0.8
Road & Rail	0.6
Chemicals	0.5
Communications Equipment	0.3

106.5
Liabilities in excess of other assets	(6.5)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A174

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2015

ASSETS:
Investments at value, including securities on loan of $127,749,988:
Unaffiliated investments (cost $1,555,486,762)	$2,010,618,136
Affiliated investments (cost $133,205,052)	133,205,052
Receivable for investments sold	14,738,438
Dividends receivable	443,676
Receivable for fund share sold	159,285
Prepaid expenses	3,539

Total Assets	2,159,168,126

LIABILITIES:
Payable to broker for collateral for securities on loan	129,797,122
Payable for investments purchased	9,560,013
Payable for fund share repurchased	6,922,842
Advisory fees payable	691,142
Accrued expenses and other liabilities	101,176
Distribution fee payable	28,186
Deferred trustees’ fees	555
Affiliated transfer agent fee payable	350

Total Liabilities	147,101,386

NET ASSETS	$2,012,066,740

Net assets were comprised of:
Paid-in capital	$960,688,618
Retained earnings	1,051,378,122

Net assets, June 30, 2015	$2,012,066,740

Net asset value and redemption price per share, $2,012,066,740 / 84,998,523 outstanding shares of beneficial interest	$23.67

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2015

INCOME
Unaffiliated dividend income (net of $11,367 foreign withholding tax)	$5,770,475
Affiliated income from securities lending, net	105,005
Affiliated dividend income	13,982

5,889,462

EXPENSES
Advisory fees	8,294,313
Distribution fee	983,889
Custodian and accounting fees	116,000
Trustees’ fees	12,000
Insurance expenses	12,000
Audit fee	11,000
Legal fees and expenses	6,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Shareholders’ reports	2,000
Loan interest expense	95
Miscellaneous	9,890

Total expenses	9,451,187
Less: advisory fee waivers and/or expense reimbursement	(60,282)

Net expenses	9,390,905

NET INVESTMENT LOSS	(3,501,443)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investment transactions	88,424,160
Net change in unrealized appreciation (depreciation) on investments	21,799,171

NET GAIN ON INVESTMENTS	110,223,331

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$106,721,888

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2015	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment loss	$(3,501,443)	$(6,236,895)
Net realized gain on investment transactions	88,424,160	300,179,916
Net change in unrealized appreciation (depreciation) on investments	21,799,171	(154,627,024)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	106,721,888	139,315,997

FUND SHARE TRANSACTIONS:
Fund share sold [9,828,328 and 9,211,633 shares, respectively]	232,456,768	192,923,620
Fund share repurchased [5,248,453 and 20,252,506 shares, respectively]	(123,128,199)	(420,908,398)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	109,328,569	(227,984,778)

TOTAL INCREASE (DECREASE) IN NET ASSETS	216,050,457	(88,668,781)
NET ASSETS:
Beginning of period	1,796,016,283	1,884,685,064

End of period	$2,012,066,740	$1,796,016,283

SEE NOTES TO FINANCIAL STATEMENTS.

A175

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

LONG-TERM INVESTMENTS — 99.2%
COMMON STOCKS — 98.6%	Shares	Value (Note 2)
Application Software — 0.1%
Computer Modelling Group Ltd. (Canada)	81,200	$823,052

Automotive Retail — 0.4%
Murphy USA, Inc.*	41,200	2,299,784

Coal & Consumable Fuels — 0.4%
CONSOL Energy, Inc.	95,500	2,076,170

Construction Materials — 2.9%
Eagle Materials, Inc.	32,200	2,457,826
Holcim Ltd. (Switzerland)*	36,009	2,656,944
Martin Marietta Materials, Inc.(a)	22,000	3,113,220
Vulcan Materials Co.	93,700	7,864,241

		16,092,231

Diversified Chemicals — 0.2%
Dow Chemical Co. (The)	27,100	1,386,707

Diversified Metals & Mining — 3.7%
Antofagasta PLC (United Kingdom)	249,058	2,695,746
BHP Billiton Ltd. (Australia)	274,420	5,597,854
Horsehead Holding Corp.*(a)	91,800	1,075,896
HudBay Minerals, Inc. (Canada)	177,300	1,476,317
South32 Ltd. (Australia)*	1,384,217	1,911,710
Southern Copper Corp. (Mexico)(a)	258,100	7,590,721

		20,348,244

Electric Utilities — 1.8%
Exelon Corp.	124,700	3,918,074
FirstEnergy Corp.	118,300	3,850,665
PNM Resources, Inc.	86,500	2,127,900

		9,896,639

Fertilizers & Agricultural Chemicals — 4.6%
Agrium, Inc. (Canada)	5,400	572,130
CF Industries Holdings, Inc.	51,500	3,310,420
Monsanto Co.	43,500	4,636,665
Mosaic Co. (The)	68,200	3,195,170
Potash Corp. of Saskatchewan, Inc. (Canada)	252,500	7,819,925
Syngenta AG (Switzerland), ADR	71,200	5,810,632

		25,344,942

Forest Products — 0.4%
West Fraser Timber Co. Ltd. (Canada)	45,000	2,472,658

Gas Utilities — 1.2%
Atmos Energy Corp.	67,000	3,435,760
Infraestructura Energetica Nova SAB De CV (Mexico)(a)	688,800	3,400,724

		6,836,484

Gold — 1.6%
Franco-Nevada Corp. (Canada)	98,600	4,702,644
Randgold Resources Ltd. (United Kingdom)	58,730	3,939,367

		8,642,011

Industrial Gases — 3.8%
Air Products & Chemicals, Inc.	19,900	2,722,917
Airgas, Inc.	117,800	12,460,884
Praxair, Inc.	48,700	5,822,085

		21,005,886

COMMON STOCKS (continued)	Shares	Value (Note 2)
Industrial Machinery — 5.7%
Aalberts Industries NV (Netherlands)	98,331	$2,923,879
Dover Corp.	57,700	4,049,386
Flowserve Corp.	173,400	9,131,244
Pentair PLC (United Kingdom)	73,500	5,053,125
Sandvik AB (Sweden)	288,192	3,186,046
Watts Water Technologies, Inc. (Class A Stock)	48,500	2,514,725
Weir Group PLC (The) (United Kingdom)	91,453	2,437,410
Xylem, Inc.	63,300	2,346,531

		31,642,346

Integrated Oil & Gas — 8.8%
BG Group PLC (United Kingdom)	344,484	5,737,280
Eni SpA (Italy)	297,058	5,276,242
Exxon Mobil Corp.	134,308	11,174,426
Occidental Petroleum Corp.	184,700	14,364,119
Total SA (France)	250,614	12,292,883

		48,844,950

Metal & Glass Containers — 2.0%
Ball Corp.	60,400	4,237,060
Berry Plastics Group, Inc.*	127,700	4,137,480
Vidrala SA (Spain)	48,988	2,400,357

		10,774,897

Multi-Utilities — 4.5%
DTE Energy Co.	28,500	2,127,240
GDF Suez (France)	144,385	2,688,216
National Grid PLC (United Kingdom)	415,608	5,349,186
NiSource, Inc.	274,400	12,509,896
PG&E Corp.	40,900	2,008,190

		24,682,728

Oil & Gas Drilling — 1.4%
Helmerich & Payne, Inc.(a)	41,300	2,908,346
Noble Corp. PLC(a)	170,500	2,623,995
Patterson-UTI Energy, Inc.	126,000	2,370,690

		7,903,031

Oil & Gas Equipment & Services — 8.4%
Aker Solutions ASA (Norway)	386,835	2,169,355
Amec Foster Wheeler PLC (United Kingdom)	272,813	3,503,767
Baker Hughes, Inc.	61,400	3,788,380
Cameron International Corp.*	86,700	4,540,479
Exterran Holdings, Inc.	116,100	3,790,665
Halliburton Co.	288,500	12,425,695
Helix Energy Solutions Group, Inc.*	157,600	1,990,488
Newpark Resources, Inc.*	132,500	1,077,225
Schlumberger Ltd.	37,925	3,268,756
Superior Energy Services, Inc.	116,100	2,442,744
Technip SA (France)	45,348	2,810,410
Tesco Corp.	124,100	1,352,690
US Silica Holdings, Inc.(a)	100,700	2,956,552

		46,117,206

Oil & Gas Exploration & Production — 31.1%
Anadarko Petroleum Corp.	149,500	11,669,970
Apache Corp.	149,200	8,598,396
California Resources Corp.	298,600	1,803,544
Canadian Natural Resources Ltd. (Canada)	305,000	8,283,800

SEE NOTES TO FINANCIAL STATEMENTS.

A176

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Oil & Gas Exploration & Production (continued)
Cimarex Energy Co.	128,204	$14,142,183
Concho Resources, Inc.*	146,000	16,623,560
Continental Resources, Inc.*(a)	193,300	8,193,987
Diamondback Energy, Inc.*	83,300	6,279,154
EOG Resources, Inc.	107,900	9,446,645
EQT Corp.	157,400	12,802,916
Hess Corp.	138,300	9,249,504
Kelt Exploration Ltd. (Canada)*	261,700	1,768,413
Kosmos Energy LLC*	183,300	1,545,219
Lundin Petroleum AB (Sweden)*	107,854	1,850,402
Marathon Oil Corp.	140,800	3,736,832
Matador Resources Co.*(a)	184,200	4,605,000
NuVista Energy Ltd. (Canada)*	424,500	2,273,743
Oil Search Ltd. (Australia)	115,660	635,748
Ophir Energy PLC (United Kingdom)*	1,030,089	1,834,343
PDC Energy, Inc.*	38,372	2,058,274
Pioneer Natural Resources Co.	123,750	17,162,887
Range Resources Corp.	173,900	8,587,182
Seven Generations Energy Ltd. (Canada) (Class A Stock)*	328,040	4,286,319
SM Energy Co.(a)	64,200	2,960,904
Whiting Petroleum Corp.*	107,600	3,615,360
Woodside Petroleum Ltd. (Australia)	124,093	3,274,407
WPX Energy, Inc.*(a)	349,233	4,288,581

		171,577,273

Oil & Gas Refining & Marketing — 0.3%
Marathon Petroleum Corp.	34,600	1,809,926

Paper Packaging — 1.0%
MeadWestvaco Corp.	112,600	5,313,594

Paper Products — 0.8%
International Paper Co.	50,300	2,393,777
Schweitzer-Mauduit International, Inc.	54,500	2,173,460

		4,567,237

Precious Metals & Minerals — 2.2%
Fresnillo PLC (Mexico)	348,836	3,803,964
Petra Diamonds Ltd. (South Africa)*	2,534,469	5,933,040
Stillwater Mining Co.*	190,500	2,207,895

		11,944,899

Silver — 0.7%
Silver Wheaton Corp. (Canada)	225,400	3,907,054

Specialized REIT’s — 1.0%
Weyerhaeuser Co.	174,651	5,501,507

Specialty Chemicals — 8.0%
Ashland, Inc.	45,900	5,595,210
Celanese Corp. (Class A Stock)	70,000	5,031,600
Flotek Industries, Inc.*(a)	145,100	1,818,103
International Flavors & Fragrances, Inc.	25,800	2,819,682
Johnson Matthey PLC (United Kingdom)	76,941	3,669,152
NewMarket Corp.	5,700	2,530,173
PolyOne Corp.	32,500	1,273,025
RPM International, Inc.	220,500	10,797,885
Sherwin-Williams Co. (The)	16,200	4,455,324
Victrex PLC (United Kingdom)	197,647	5,990,715

		43,980,869

Steel — 1.6%
Acerinox SA (Spain)	178,825	2,475,323

COMMON STOCKS (continued)	Shares	Value (Note 2)
Steel (continued)
Acerinox SA (Spain) (I-2015 Shares)	5,769	$79,849
United States Steel Corp.(a)	107,500	2,216,650
Worthington Industries, Inc.	134,400	4,040,064

		8,811,886

TOTAL COMMON STOCKS (cost $569,323,153)		544,604,211

PREFERRED STOCK — 0.3%
Oil & Gas Exploration & Production
Southwestern Energy Co., Series B, CVT, 6.250% (cost $1,712,138)	34,400	1,698,328

Interest Rate	Maturity Date	Principal Amount (000)#
CORPORATE BONDS — 0.3%
Oil & Gas Exploration & Production
California Resources Corp.,
Gtd. Notes(a)
5.500%	09/15/21	719	625,674
Seven Generations Energy Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
6.750%	05/01/23	200	199,500
Whiting Petroleum Corp.,
Gtd. Notes
5.750%	03/15/21	800	787,200

TOTAL CORPORATE BONDS (cost $1,540,827)			1,612,374

TOTAL LONG-TERM INVESTMENTS (cost $572,576,118)			547,914,913

	Shares
SHORT-TERM INVESTMENT — 7.8%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $42,800,530; includes $40,851,873 of cash collateral received for securities on loan)(b)(w)(Note 4)	42,800,530	42,800,530

TOTAL INVESTMENTS — 107.0% (cost $615,376,648)		590,715,443
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.0)%		(38,576,017)

NET ASSETS — 100.0%		$552,139,426

SEE NOTES TO FINANCIAL STATEMENTS.

A177

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $39,655,488; cash collateral of $40,851,873 (included in liabilities)
was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Application Software	$823,052	$—	$—
Automotive Retail	2,299,784	—	—
Coal & Consumable Fuels	2,076,170	—	—
Construction Materials	13,435,287	2,656,944	—
Diversified Chemicals	1,386,707	—	—
Diversified Metals & Mining	12,054,644	8,293,600	—
Electric Utilities	9,896,639	—	—
Fertilizers & Agricultural Chemicals	25,344,942	—	—
Forest Products	2,472,658	—	—
Gas Utilities	6,836,484	—	—
Gold	4,702,644	3,939,367	—
Industrial Gases	21,005,886	—	—
Industrial Machinery	23,095,011	8,547,335	—
Integrated Oil & Gas	25,538,545	23,306,405	—
Metal & Glass Containers	8,374,540	2,400,357	—
Multi-Utilities	16,645,326	8,037,402	—
Oil & Gas Drilling	7,903,031	—	—
Oil & Gas Equipment & Services	37,633,674	8,483,532	—
Oil & Gas Exploration & Production	163,982,373	7,594,900	—
Oil & Gas Refining & Marketing	1,809,926	—	—
Paper Packaging	5,313,594	—	—
Paper Products	4,567,237	—	—
Precious Metals & Minerals	2,207,895	9,737,004	—
Silver	3,907,054	—	—
Specialized REIT’s	5,501,507	—	—
Specialty Chemicals	34,321,002	9,659,867	—
Steel	6,256,714	2,555,172	—
Preferred Stocks
Oil & Gas Exploration & Production	1,698,328	—	—
Corporate Bonds	—	1,612,374	—
Affiliated Money Market Mutual Fund	42,800,530	—	—

Total	$493,891,184	$96,824,259	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A178

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2015 were as follows:

Oil & Gas Exploration & Production	31.7%
Integrated Oil & Gas	8.8
Oil & Gas Equipment & Services	8.4
Specialty Chemicals	8.0
Affiliated Money Market Mutual Fund (7.4% represents investments purchased with collateral from securities on loan)	7.8
Industrial Machinery	5.7
Fertilizers & Agricultural Chemicals	4.6
Multi-Utilities	4.5
Industrial Gases	3.8
Diversified Metals & Mining	3.7
Construction Materials	2.9
Precious Metals & Minerals	2.2
Metal & Glass Containers	2.0
Electric Utilities	1.8

Steel	1.6%
Gold	1.6
Oil & Gas Drilling	1.4
Gas Utilities	1.2
Specialized REIT’s	1.0
Paper Packaging	1.0
Paper Products	0.8
Silver	0.7
Forest Products	0.4
Automotive Retail	0.4
Coal & Consumable Fuels	0.4
Oil & Gas Refining & Marketing	0.3
Diversified Chemicals	0.2
Application Software	0.1

107.0
Liabilities in excess of other assets	(7.0)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A179

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2015

ASSETS:
Investments at value, including securities on loan of $39,655,488:
Unaffiliated investments (cost $572,576,118)	$547,914,913
Affiliated investments (cost $42,800,530)	42,800,530
Cash	332,886
Foreign currency, at value (cost $41,376)	41,337
Receivable for investments sold	8,194,785
Dividends and interest receivable	786,344
Tax reclaim receivable	393,361
Receivable for fund share sold	14,101
Prepaid expenses	2,564

Total Assets	600,480,821

LIABILITIES:
Payable to broker for collateral for securities on loan	40,851,873
Payable for investments purchased	5,509,388
Payable for fund share repurchased	1,636,113
Advisory fees payable	257,016
Accrued expenses and other liabilities	78,890
Distribution fee payable	7,765
Affiliated transfer agent fee payable	350

Total Liabilities	48,341,395

NET ASSETS	$552,139,426

Net assets were comprised of:
Paid-in capital	$633,919,796
Retained earnings	(81,780,370)

Net assets, June 30, 2015	$552,139,426

Net asset value and redemption price per share, $552,139,426 / 27,503,344 outstanding shares of beneficial interest	$20.08

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2015

INCOME
Unaffiliated dividend income (net of $184,834 foreign withholding tax)	$6,084,585
Affiliated income from securities lending, net	73,773
Interest income	49,832
Affiliated dividend income	6,383

6,214,573

EXPENSES
Advisory fees	2,626,581
Distribution fee	297,346
Custodian and accounting fees	87,000
Audit fee	12,000
Trustees’ fees	8,000
Insurance expenses	5,000
Legal fees and expenses	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Shareholders’ reports	2,000
Loan interest expense	412
Miscellaneous	15,551

Total expenses	3,062,890
Less: advisory fee waivers and/or expense reimbursement	(3,022)

Net expenses	3,059,868

NET INVESTMENT INCOME	3,154,705

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized loss on:
Investment transactions	(12,488,513)
Foreign currency transactions	(55,100)

(12,543,613)

Net change in unrealized appreciation (depreciation) on:
Investments	(11,362,568)
Foreign currencies	(4,827)

(11,367,395)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(23,911,008)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(20,756,303)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2015	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$3,154,705	$3,703,200
Net realized gain (loss) on investment and foreign currency transactions	(12,543,613)	42,995,720
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(11,367,395)	(97,462,446)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	(20,756,303)	(50,763,526)

FUND SHARE TRANSACTIONS:
Fund share sold [2,164,414 and 3,545,128 shares, respectively]	45,136,773	80,425,807
Fund share repurchased [2,471,901 and 5,027,082 shares, respectively]	(51,649,721)	(116,143,429)

NET DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(6,512,948)	(35,717,622)

TOTAL DECREASE IN NET ASSETS	(27,269,251)	(86,481,148)
NET ASSETS:
Beginning of period	579,408,677	665,889,825

End of period	$552,139,426	$579,408,677

SEE NOTES TO FINANCIAL STATEMENTS.

A180

AST TEMPLETON GLOBAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
LONG-TERM INVESTMENTS — 63.0%
FOREIGN BONDS — 53.7%
Brazil — 5.9%
Brazil Letras do Tesouro Nacional,
Bills
11.145%(s)	10/01/15	BRL	3,620	$1,124,807
11.313%(s)	10/01/16	BRL	3,440	935,858
11.559%(s)	01/01/17	BRL	12,880	3,401,487
12.016%(s)	07/01/16	BRL	11,730	3,299,038
12.070%(s)	01/01/16	BRL	16,080	4,830,449
12.269%(s)	01/01/18	BRL	7,750	1,825,588
Brazil Notas do Tesouro Nacional,
Series B, Bonds
6.000%	08/15/18	BRL	850	714,170
6.000%	08/15/20	BRL	1,537	1,282,032
6.000%	05/15/23	BRL	8,405	7,006,531
Series B, Notes
6.000%	05/15/19	BRL	3,330	2,782,397
6.000%	08/15/22	BRL	4,130	3,457,263
6.000%	08/15/24	BRL	170	142,428
6.000%	08/15/50	BRL	630	536,000
Series F, Notes
10.000%	01/01/19	BRL	5,970	1,770,675
10.000%	01/01/21	BRL	2,550	735,841
10.000%	01/01/23	BRL	7,530	2,128,792
Series F, Sr. Notes
10.000%	01/01/17	BRL	9,730	2,968,577

				38,941,933

Hungary — 0.7%
Hungary Government Bond,
Bonds
4.000%	04/25/18	HUF	203,290	754,777
5.500%	12/20/18	HUF	525,970	2,055,352
5.500%	06/24/25	HUF	8,140	32,405
6.000%	11/24/23	HUF	1,340	5,466
6.500%	06/24/19	HUF	20,600	83,335
6.750%	11/24/17	HUF	402,510	1,593,816

				4,525,151

Indonesia — 4.4%
Indonesia Treasury Bond,
Sr. Unsec’d. Notes
5.625%	05/15/23	IDR	45,256,000	2,867,056
7.000%	05/15/22	IDR	117,736,000	8,216,926
7.875%	04/15/19	IDR	29,529,000	2,195,456
8.250%	07/15/21	IDR	11,661,000	872,119
8.375%	03/15/24	IDR	64,676,000	4,852,992
8.375%	09/15/26	IDR	1,329,000	99,736
8.375%	03/15/34	IDR	47,530,000	3,556,060
9.000%	03/15/29	IDR	5,415,000	428,083
10.250%	07/15/22	IDR	14,584,000	1,202,314
11.000%	11/15/20	IDR	13,995,000	1,170,216
11.500%	09/15/19	IDR	3,397,000	283,503
12.800%	06/15/21	IDR	34,163,000	3,089,955

				28,834,416

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
FOREIGN BONDS (continued)
Ireland — 2.7%
Ireland Government Bond,
Bonds
5.400%	03/13/25	EUR	12,032	$17,865,242

Malaysia — 10.3%
Malaysian Government Bond,
Sr. Unsec’d. Notes
3.172%	07/15/16	MYR	42,567	11,297,607
3.197%	10/15/15	MYR	53,530	14,203,539
3.394%	03/15/17	MYR	16,400	4,366,399
3.814%	02/15/17	MYR	2,610	699,234
3.835%	08/12/15	MYR	131,490	34,882,802
4.262%	09/15/16	MYR	3,400	913,338
4.720%	09/30/15	MYR	4,345	1,155,897

				67,518,816

Mexico — 9.0%
Mexican Bonos,
Bonds
6.250%	06/16/16	MXN	25,270	1,650,329
7.250%	12/15/16	MXN	683,672	45,581,381
8.000%	12/17/15	MXN	141,860	9,221,753
Mexican Udibonos,
Bonds, TIPS
2.500%	12/10/20	MXN	7,962	2,708,816

				59,162,279

Poland — 4.4%
Polish Government Bond,
Bonds
2.920%(s)	07/25/16	PLN	4,930	1,286,504
4.750%	10/25/16	PLN	81,440	22,476,812
4.750%	04/25/17	PLN	1,136	317,083
5.000%	04/25/16	PLN	16,800	4,585,596

				28,665,995

Portugal — 1.9%
Portugal Obrigacoes do Tesouro,
Sr. Unsec’d. Notes
4.950%	10/25/23	EUR	53	68,675
5.650%	02/15/24	EUR	131	177,997
Unsec’d. Notes
3.875%	02/15/30	EUR	10,270	12,068,950

				12,315,622

South Korea — 14.4%
Korea Monetary Stabilization Bond,
Sr. Unsec’d. Notes
1.624%(s)	07/07/15	KRW	13,384,900	11,995,892
1.665%(s)	10/06/15	KRW	10,296,000	9,191,828
1.740%	05/09/16	KRW	473,500	424,942
1.920%	03/09/16	KRW	1,809,280	1,625,595
1.954%(s)	08/04/15	KRW	316,080	282,946
1.960%	02/02/17	KRW	685,300	617,081
2.070%	12/02/16	KRW	7,140,400	6,437,210
2.220%	10/02/16	KRW	5,330,000	4,810,786
2.790%	06/02/16	KRW	4,350,000	3,941,526

SEE NOTES TO FINANCIAL STATEMENTS.

A181

AST TEMPLETON GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
FOREIGN BONDS (continued)
South Korea (continued)
Korea Treasury Bond,
Sr. Unsec’d. Notes
2.750%	12/10/15	KRW	40,000,000	$36,045,148
2.750%	06/10/16	KRW	11,200,000	10,146,781
3.000%	12/10/16	KRW	9,675,780	8,837,458
4.000%	09/10/15	KRW	546,030	491,823

				94,849,016

TOTAL FOREIGN BONDS (cost $385,704,895)				352,678,470

SOVEREIGN ISSUES — 9.3%
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.375%	02/21/23		13,300	14,386,610
Iceland Government International Bond (Iceland),
Unsec’d. Notes, RegS
5.875%	05/11/22		967	1,091,869
Iceland Government International Bond (Iceland),
Unsec’d. Notes, 144A
5.875%	05/11/22		3,175	3,584,988
Portugal Government International Bond (Portugal),
Unsec’d. Notes, 144A
5.125%	10/15/24		5,320	5,426,826
Republic of Serbia (Serbia),
Bonds, 144A
4.875%	02/25/20		5,580	5,632,452
Republic of Serbia (Serbia),
Sr. Unsec’d. Notes, 144A
7.250%	09/28/21		3,590	4,020,800
Slovenia Government International Bond (Slovenia),
Sr. Unsec’d. Notes, 144A
5.500%	10/26/22		3,290	3,648,445
Slovenia Government International Bond (Slovenia),
Sr. Unsec’d. Notes, 144A
5.850%	05/10/23		3,820	4,322,139
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes, 144A
7.500%	04/17/23		12,030	6,255,600
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes, 144A
7.800%	11/28/22		12,450	6,411,750
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes, 144A
9.250%	07/24/17		13,400	6,445,400

TOTAL SOVEREIGN ISSUES (cost $74,041,210)				61,226,879

TOTAL LONG-TERM INVESTMENTS (cost $459,746,105)				413,905,349

SHORT-TERM INVESTMENTS — 30.8%
FOREIGN TREASURY BILLS(n) — 11.8%
Bank Negara Malaysia Monetary Notes (Malaysia)
3.200%	11/12/15	MYR	3,240	849,277
3.207%	08/18/15	MYR	330	87,113
3.234%	11/24/15	MYR	500	130,926

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
FOREIGN TREASURY BILLS(n) (continued)
3.278%	11/03/15	MYR	21,310	$5,589,207
3.350%	07/16/15	MYR	1,290	341,474
3.358%	08/11/15	MYR	1,920	507,135
Indonesia Treasury Bills (Indonesia)
6.217%	02/04/16	IDR	9,124,000	675,346
6.349%	01/07/16	IDR	14,790,000	1,044,343
Malaysia Treasury Bills (Malaysia)
2.800%	09/04/15	MYR	990	261,004
2.800%	05/27/16	MYR	160	41,211
2.815%	12/11/15	MYR	890	232,652
2.950%	07/24/15	MYR	30	7,937
2.950%	10/23/15	MYR	30	7,877
2.969%	04/29/16	MYR	1,180	304,705
2.980%	07/24/15	MYR	3,960	1,047,624
2.985%	03/18/16	MYR	4,460	1,155,867
2.986%	07/31/15	MYR	30	7,931
3.000%	07/10/15	MYR	20	5,297
3.000%	10/09/15	MYR	30	7,885
3.001%	09/11/15	MYR	4,460	1,174,946
3.065%	09/25/15	MYR	30	7,895
3.212%	08/14/15	MYR	1,910	504,402
3.250%	01/22/16	MYR	20	5,209
Mexican Cetes (Mexico)
3.030%	07/23/15	MXN	16,250	103,191
3.072%	09/24/15	MXN	303,903	1,919,031
3.090%	10/15/15	MXN	41,166	259,492
3.093%	10/01/15	MXN	1,122,709	7,086,121
3.120%	10/29/15	MXN	18,267	114,984
3.120%	11/26/15	MXN	373,273	2,343,290
3.145%	12/10/15	MXN	653,018	4,094,850
3.150%	11/12/15	MXN	78,426	493,060
3.178%	09/17/15	MXN	55,487	350,633
3.216%	02/04/16	MXN	93,817	585,306
3.257%	03/31/16	MXN	1,072,915	6,649,445
3.265%	04/14/16	MXN	135,508	839,318
3.338%	01/07/16	MXN	25,657	160,483
3.369%	04/28/16	MXN	367,015	2,267,526
3.428%	05/26/16	MXN	783,081	4,825,000
3.469%	06/23/16	MXN	816,391	5,015,994
3.530%	03/03/16	MXN	103,516	643,923
Monetary Authority of Singapore (Singapore)
0.901%	08/14/15	SGD	4,500	3,338,039
0.901%	08/21/15	SGD	2,890	2,143,391
0.993%	07/31/15	SGD	27,520	20,420,582

TOTAL FOREIGN TREASURY BILLS (cost $80,860,773)				77,650,922

AFFILIATED MONEY MARKET MUTUAL FUND — 19.0%		Shares
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $124,410,363)(w)(Note 4)			124,410,363	124,410,363

TOTAL SHORT-TERM INVESTMENTS (cost $205,271,136)				202,061,285

SEE NOTES TO FINANCIAL STATEMENTS.

A182

AST TEMPLETON GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Value (Note 2)
TOTAL INVESTMENTS — 93.8% (cost $665,017,241)	$615,966,634

OTHER ASSETS IN EXCESS OF LIABILITIES(x) — 6.2%	40,663,207

NET ASSETS — 100.0%	$656,629,841

See the Glossary for abbreviations used in the Portfolio descriptions.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(n)	Rate shown reflects yield to maturity at purchase date.

(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at June 30, 2015:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Chilean Peso,
Expiring 08/14/15	Deutsche Bank AG	CLP	9,643,200	$15,705,537	$15,019,741	$(685,796)
Euro,
Expiring 09/08/15	JPMorgan Chase	EUR	2,100	2,497,530	2,343,535	(153,995)
Hungarian Forint,
Expiring 11/25/15	JPMorgan Chase	HUF	972,165	3,925,560	3,430,805	(494,755)
Indian Rupee,
Expiring 07/17/15	JPMorgan Chase	INR	1,252,557	19,783,692	19,600,220	(183,472)
Expiring 07/27/15	JPMorgan Chase	INR	402,975	6,277,355	6,292,770	15,415
Expiring 08/19/15	JPMorgan Chase	INR	402,975	6,205,531	6,264,262	58,731
Malaysian Ringgit,
Expiring 01/19/16	JPMorgan Chase	MYR	34,112	9,491,375	8,918,262	(573,113)
Mexican Peso,
Expiring 07/10/15	Citigroup Global Markets	MXN	15,206	1,142,214	966,743	(175,471)
Expiring 07/13/15	Citigroup Global Markets	MXN	15,720	1,061,308	999,155	(62,153)
Expiring 12/11/15	Citigroup Global Markets	MXN	13,668	928,835	859,215	(69,620)
Expiring 12/18/15	Citigroup Global Markets	MXN	6,553	431,521	411,709	(19,812)
Expiring 03/11/16	Citigroup Global Markets	MXN	4,411	277,069	275,309	(1,760)
Expiring 03/14/16	Citigroup Global Markets	MXN	1,925	119,908	120,092	184
Expiring 03/18/16	Citigroup Global Markets	MXN	1,798	112,815	112,125	(690)
Expiring 03/23/16	Citigroup Global Markets	MXN	30,700	1,958,026	1,914,109	(43,917)
Expiring 05/11/16	Citigroup Global Markets	MXN	258,602	16,398,375	16,060,627	(337,748)
Philippine Peso,
Expiring 09/25/15	JPMorgan Chase	PHP	31,980	711,774	705,844	(5,930)
Expiring 06/27/16	JPMorgan Chase	PHP	64,880	1,415,728	1,417,832	2,104
Expiring 06/29/16	Deutsche Bank AG	PHP	184,164	4,013,151	4,024,552	11,401
Expiring 06/29/16	JPMorgan Chase	PHP	22,640	494,539	494,755	216
Polish Zloty,
Expiring 07/31/15	JPMorgan Chase	PLN	50,841	13,632,352	13,509,815	(122,537)
Singapore Dollar,
Expiring 11/12/15	JPMorgan Chase	SGD	6,842	5,137,567	5,071,321	(66,246)
Expiring 11/16/15	JPMorgan Chase	SGD	17,027	12,708,237	12,619,179	(89,058)
South Korean Won,
Expiring 07/21/15	Hong Kong & Shanghai Bank	KRW	1,197,610	1,150,000	1,073,118	(76,882)

				$125,579,999	$122,505,095	(3,074,904)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 11/18/15	JPMorgan Chase	AUD	10,617	$8,540,315	$8,128,783	$411,532
Expiring 11/19/15	Citigroup Global Markets	AUD	2,440	1,946,839	1,868,058	78,781
Expiring 11/19/15	JPMorgan Chase	AUD	7,776	6,197,472	5,953,287	244,185
Expiring 12/18/15	Citigroup Global Markets	AUD	76	58,046	57,867	179
Expiring 06/20/16	Citigroup Global Markets	AUD	153	116,092	115,666	426
Expiring 06/20/16	JPMorgan Chase	AUD	380	288,317	288,028	289

SEE NOTES TO FINANCIAL STATEMENTS.

A183

AST TEMPLETON GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2015 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar (continued),
Expiring 06/22/16	JPMorgan Chase	AUD	21,859	$16,575,681	$16,566,970	$8,711
Euro,
Expiring 07/01/15	Deutsche Bank AG	EUR	4,795	6,546,477	5,345,677	1,200,800
Expiring 07/10/15	JPMorgan Chase	EUR	3,000	4,086,001	3,345,015	740,986
Expiring 07/16/15	Deutsche Bank AG	EUR	3,666	5,002,472	4,087,521	914,951
Expiring 07/27/15	Deutsche Bank AG	EUR	1,088	1,467,233	1,213,408	253,825
Expiring 07/27/15	Goldman Sachs & Co.	EUR	1,087	1,466,526	1,212,293	254,233
Expiring 09/08/15	JPMorgan Chase	EUR	5,135	6,681,149	5,730,503	950,646
Expiring 10/14/15	Barclays Capital Group	EUR	8,974	11,462,940	10,020,718	1,442,222
Expiring 10/14/15	JPMorgan Chase	EUR	8,928	11,431,858	9,969,353	1,462,505
Expiring 10/14/15	JPMorgan Chase	EUR	7,847	10,002,125	8,762,266	1,239,859
Expiring 10/16/15	Barclays Capital Group	EUR	6,230	7,946,366	6,956,924	989,442
Expiring 11/10/15	Deutsche Bank AG	EUR	13,408	16,745,923	14,979,528	1,766,395
Expiring 11/12/15	Barclays Capital Group	EUR	42,380	47,985,183	47,349,072	636,111
Expiring 01/19/16	JPMorgan Chase	EUR	7,772	9,491,375	8,696,215	795,160
Expiring 01/28/16	Hong Kong & Shanghai Bank	EUR	5,863	6,638,001	6,561,708	76,293
Expiring 01/29/16	Deutsche Bank AG	EUR	4,200	4,791,990	4,700,609	91,381
Expiring 02/03/16	Deutsche Bank AG	EUR	3,720	4,227,036	4,163,953	63,083
Expiring 02/09/16	Goldman Sachs & Co.	EUR	4,160	4,781,920	4,657,211	124,709
Expiring 03/29/16	Bank of America	EUR	3,784	4,168,152	4,241,834	(73,682)
Expiring 03/29/16	Bank of America	EUR	3,766	4,168,138	4,221,431	(53,293)
Expiring 03/29/16	Bank of America	EUR	481	533,536	539,646	(6,110)
Expiring 03/29/16	Citigroup Global Markets	EUR	35,950	39,577,601	40,299,181	(721,580)
Expiring 03/30/16	Bank of America	EUR	2,256	2,500,931	2,528,578	(27,647)
Expiring 04/08/16	Citigroup Global Markets	EUR	1,014	1,125,430	1,137,104	(11,674)
Expiring 05/12/16	Deutsche Bank AG	EUR	1,105	1,249,313	1,240,164	9,149
Expiring 06/06/16	Hong Kong & Shanghai Bank	EUR	2,191	2,483,317	2,460,178	23,139
Expiring 07/01/16	Deutsche Bank AG	EUR	4,795	5,381,317	5,389,274	(7,957)
Japanese Yen,
Expiring 07/24/15	Citigroup Global Markets	JPY	133,855	1,324,484	1,094,053	230,431
Expiring 07/24/15	JPMorgan Chase	JPY	206,000	2,037,284	1,683,724	353,560
Expiring 07/27/15	JPMorgan Chase	JPY	71,800	710,469	586,874	123,595
Expiring 10/07/15	Deutsche Bank AG	JPY	1,198,698	10,968,048	9,809,118	1,158,930
Expiring 10/07/15	JPMorgan Chase	JPY	1,221,800	11,279,021	9,998,165	1,280,856
Expiring 10/09/15	Hong Kong & Shanghai Bank	JPY	607,600	5,639,110	4,972,300	666,810
Expiring 10/13/15	Barclays Capital Group	JPY	226,700	2,104,825	1,855,366	249,459
Expiring 10/13/15	Barclays Capital Group	JPY	80,900	751,887	662,105	89,782
Expiring 10/13/15	Deutsche Bank AG	JPY	303,400	2,819,441	2,483,098	336,343
Expiring 11/09/15	JPMorgan Chase	JPY	505,988	4,480,000	4,143,619	336,381
Expiring 11/18/15	Bank of America	JPY	327,434	2,758,758	2,681,949	76,809
Expiring 12/09/15	Hong Kong & Shanghai Bank	JPY	258,800	2,067,010	2,120,772	(53,762)
Expiring 12/21/15	Deutsche Bank AG	JPY	322,050	2,756,805	2,639,789	117,016
Expiring 12/21/15	Hong Kong & Shanghai Bank	JPY	322,540	2,757,931	2,643,806	114,125
Expiring 12/22/15	Barclays Capital Group	JPY	140,390	1,187,311	1,150,779	36,532
Expiring 12/22/15	Citigroup Global Markets	JPY	219,010	1,854,759	1,795,227	59,532
Expiring 01/08/16	Goldman Sachs & Co.	JPY	99,910	843,728	819,330	24,398
Expiring 01/15/16	Barclays Capital Group	JPY	347,950	2,961,453	2,853,985	107,468
Expiring 01/15/16	JPMorgan Chase	JPY	226,190	1,917,905	1,855,275	62,630
Expiring 02/08/16	JPMorgan Chase	JPY	319,300	2,737,131	2,620,750	116,381
Expiring 02/08/16	Standard Chartered PLC	JPY	319,400	2,737,519	2,621,571	115,948
Expiring 02/09/16	Barclays Capital Group	JPY	319,440	2,737,838	2,621,972	115,866
Expiring 02/09/16	Goldman Sachs & Co.	JPY	3,655,508	31,333,369	30,004,505	1,328,864
Expiring 02/09/16	JPMorgan Chase	JPY	320,140	2,742,921	2,627,718	115,203
Expiring 03/09/16	Barclays Capital Group	JPY	215,933	1,810,519	1,773,827	36,692
Expiring 05/18/16	Citigroup Global Markets	JPY	327,457	2,769,427	2,695,248	74,179
Expiring 05/19/16	Bank of America	JPY	326,957	2,749,060	2,691,205	57,855
Expiring 05/19/16	Barclays Capital Group	JPY	327,845	2,755,926	2,698,516	57,410
Expiring 05/19/16	Hong Kong & Shanghai Bank	JPY	328,108	2,771,535	2,700,683	70,852
Expiring 06/03/16	Deutsche Bank AG	JPY	2,546,463	20,653,413	20,968,957	(315,544)

SEE NOTES TO FINANCIAL STATEMENTS.

A184

AST TEMPLETON GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2015 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Japanese Yen (continued),
Expiring 06/03/16	JPMorgan Chase	JPY	1,091,053	$8,870,206	$8,984,324	$(114,118)
Expiring 06/08/16	Citigroup Global Markets	JPY	172,800	1,402,646	1,423,129	(20,483)
Expiring 06/10/16	Barclays Capital Group	JPY	230,430	1,855,673	1,897,859	(42,186)
Expiring 06/10/16	Citigroup Global Markets	JPY	339,920	2,739,633	2,799,636	(60,003)
Expiring 06/10/16	Hong Kong & Shanghai Bank	JPY	245,410	1,979,672	2,021,237	(41,565)
Expiring 06/13/16	Deutsche Bank AG	JPY	81,300	660,192	669,657	(9,465)
Expiring 06/13/16	JPMorgan Chase	JPY	227,370	1,844,540	1,872,814	(28,274)
Expiring 06/16/16	JPMorgan Chase	JPY	95,900	781,533	789,981	(8,448)
Expiring 06/22/16	Deutsche Bank AG	JPY	322,610	2,640,016	2,657,964	(17,948)
Mexican Peso,
Expiring 07/10/15	Citigroup Global Markets	MXN	15,206	996,298	966,744	29,554
Expiring 07/13/15	Citigroup Global Markets	MXN	15,720	1,029,717	999,154	30,563
Expiring 12/11/15	Citigroup Global Markets	MXN	13,668	885,197	859,214	25,983
Expiring 12/18/15	Citigroup Global Markets	MXN	6,553	424,150	411,710	12,440
Expiring 03/11/16	Citigroup Global Markets	MXN	4,411	283,690	275,309	8,381
Expiring 03/14/16	Citigroup Global Markets	MXN	1,925	123,748	120,092	3,656
Expiring 03/18/16	Citigroup Global Markets	MXN	1,798	115,540	112,125	3,415
Expiring 03/23/16	Citigroup Global Markets	MXN	30,700	1,972,456	1,914,109	58,347
Expiring 05/11/16	Citigroup Global Markets	MXN	258,602	16,552,246	16,060,626	491,620
South Korean Won,
Expiring 07/21/15	Hong Kong & Shanghai Bank	KRW	1,197,610	1,099,582	1,073,117	26,465

				$438,940,694	$418,571,110	20,369,584

						$17,294,680

Cross currency exchange contracts outstanding at June 30, 2015:

Settlement	Type	Notional Amount (000)		In Exchange for (000)		Unrealized Appreciation (Depreciation)	Counterparty
07/09/15	Buy	HUF	1,314,000	EUR	4,216	$(57,680)	Deutsche Bank AG
09/30/15	Buy	KRW	1,197,610	EUR	924	39,791	Hong Kong & Shanghai Bank
07/14/15	Buy	MYR	12,170	EUR	3,092	(225,941)	Hong Kong & Shanghai Bank
07/14/15	Buy	MYR	8,872	EUR	2,066	44,507	JPMorgan Chase

						$(199,323)

Interest rate swap agreements outstanding at June 30, 2015:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2015	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
33,840	10/17/17	0.923%	3 month LIBOR(1)	$—	$13,772	$13,772
17,130	03/31/24	2.788%	3 month LIBOR(1)	—	(739,526)	(739,526)
6,270	07/07/24	2.731%	3 month LIBOR(1)	—	(273,962)	(273,962)
16,160	01/22/25	1.914%	3 month LIBOR(1)	—	570,681	570,681
20,200	01/23/25	1.970%	3 month LIBOR(1)	—	612,928	612,928
11,920	01/27/25	1.973%	3 month LIBOR(1)	—	361,668	361,668
2,980	01/29/25	1.937%	3 month LIBOR(1)	—	100,711	100,711
2,520	01/30/25	1.942%	3 month LIBOR(1)	—	84,371	84,371
3,980	02/03/25	1.817%	3 month LIBOR(1)	—	180,432	180,432
1,350	03/27/25	1.978%	3 month LIBOR(1)	—	46,433	46,433
1,350	03/27/25	1.985%	3 month LIBOR(1)	—	45,528	45,528
14,690	07/02/25	2.499%	3 month LIBOR(1)	—	(7,345)	(7,345)

SEE NOTES TO FINANCIAL STATEMENTS.

A185

AST TEMPLETON GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2015 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2015	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
8,150	03/31/44	3.489%	3 month LIBOR(1)	$—	$(994,210)	$(994,210)

				$—	$1,481	$1,481

(1)	Portfolio pays the fixed rate and receives the floating rate.

(2)	Cash of $1,783,748 and $3,464,364 has been segregated with Deutesche Bank and JPMorgan Chase, respectively, to cover requirements for open exchange-traded interest rate swap contracts as of June 30, 2015.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Foreign Bonds	$—	$352,678,470	$—
Sovereign Issues	—	61,226,879	—
Foreign Treasury Bills	—	77,650,922	—
Affiliated Money Market Mutual Fund	124,410,363	—	—
Other Financial Instruments*
Foreign Forward Currency Contracts	—	17,294,680	—
Cross Currency Exchange Contracts	—	(199,323)	—
Exchange-traded interest rate swaps	—	1,481	—

Total	$124,410,363	$508,653,109	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2015 were as follows:

Foreign Bonds	53.7%
Affiliated Money Market Mutual Fund	19.0
Foreign Treasury Bills	11.8
Sovereign Issues	9.3

93.8
Other assets in excess of liabilities	6.2

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A186

AST TEMPLETON GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are foreign exchange and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2015 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value

Interest rate contracts	Due from/to broker-variation margin swaps	$2,016,524	*	Due from/to broker-variation margin swaps	$2,015,043	*
Foreign exchange contracts	Unrealized appreciation on cross currency exchange contracts	84,298		Unrealized depreciation on cross currency exchange contracts	283,621
Foreign exchange contracts	Unrealized appreciation on foreign currency forward contracts	22,071,374		Unrealized depreciation on foreign currency forward contracts	4,776,694

Total		$24,172,196			$7,075,358

*	Includes cumulative appreciation/depreciation as reported in the schedule of exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Swaps	Forward & Cross Currency Contracts(1)	Total
Interest rate contracts	$(502,659)	$—	$(502,659)
Foreign exchange contracts	—	30,416,834	30,416,834

Total	$(502,659)	$30,416,834	$29,914,175

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Swaps	Forward & Cross Currency Contracts(2)	Total
Interest rate contracts	$2,467,526	$—	$2,467,526
Foreign exchange contracts	—	(16,575,484)	(16,575,484)

Total	$2,467,526	$(16,575,484)	$(14,107,958)

(1)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

(2)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

For	the six months ended June 30, 2015, the Portfolio’s average volume of derivative activities is as follows:

Cross Currency Exchange Contracts(1)	Forward Foreign Currency Exchange Contracts-Purchased(1)	Forward Foreign Currency Exchange Contracts-Sold(1)	Interest Rate Swap Agreements(2)
$16,734,651	$165,773,168	$429,198,996	$110,593

(1)	Value at Settlement Date.

(2)	Notional Amount in USD (000).

SEE NOTES TO FINANCIAL STATEMENTS.

A187

AST TEMPLETON GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received(3)	Net Amount
Bank of America	$134,664	$(134,664)	$—	$—
Barclays Capital Group	3,760,984	(42,186)	—	3,718,798
Citigroup Global Markets	1,107,671	(1,107,671)	—	—
Deutsche Bank AG	5,923,274	(1,094,390)	—	4,828,884
Goldman Sachs & Co.	1,732,204	—	—	1,732,204
Hong Kong & Shanghai Bank	1,017,475	(398,150)	—	619,325
JPMorgan Chase	8,363,452	(1,839,946)	—	6,523,506
Standard Chartered PLC	115,948	—	(40,000)	75,948

	$22,155,672

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged(3)	Net Amount
Bank of America	$(160,732)	$134,664	$—	$(26,068)
Barclays Capital Group	(42,186)	42,186	—	—
Citigroup Global Markets	(1,524,911)	1,107,671	410,000	(7,240)
Deutsche Bank AG	(1,094,390)	1,094,390	—	—
Goldman Sachs & Co.	—	—	—	—
Hong Kong & Shanghai Bank	(398,150)	398,150	—	—
JPMorgan Chase	(1,839,946)	1,839,946	—	—
Standard Chartered PLC	—	—	—	—

	$(5,060,315)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Amounts shown reflect actual collateral received or pledged by the Portfolio. Such amounts are applied up to 100% of the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A188

AST TEMPLETON GLOBAL BOND PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2015

ASSETS:
Investments at value:
Unaffiliated investments (cost $540,606,878)	$491,556,271
Affiliated investments (cost $124,410,363)	124,410,363
Foreign currency, at value (cost $14,820,811)	14,431,311
Deposit with broker	5,248,112
Deposit with counterparty	410,000
Unrealized appreciation on foreign currency forward contracts	22,071,374
Dividends and interest receivable	4,870,229
Tax reclaim receivable	305,163
Receivable for fund share sold	296,688
Unrealized appreciation on cross currency exchange contracts	84,298
Due from broker-variation margin swaps	69,862
Prepaid expenses	3,345

Total Assets	663,757,016

LIABILITIES:
Unrealized depreciation on foreign currency forward contracts	4,776,694
Payable to custodian	1,327,339
Unrealized depreciation on cross currency exchange contracts	283,621
Payable for fund share repurchased	224,686
Advisory fees payable	210,233
Accrued expenses and other liabilities	198,403
Payable for investments purchased	96,780
Distribution fee payable	9,069
Affiliated transfer agent fee payable	350

Total Liabilities	7,127,175

NET ASSETS	$656,629,841

Net assets were comprised of:
Paid-in capital	$652,962,003
Retained earnings	3,667,838

Net assets, June 30, 2015	$656,629,841

Net asset value and redemption price per share, $656,629,841 / 61,265,327 outstanding shares of beneficial interest	$10.72

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2015

INCOME
Interest income (net of $297,325 foreign withholding tax)	$9,135,473
Affiliated dividend income	114,045

9,249,518

EXPENSES
Advisory fees	2,579,405
Distribution fee	329,836
Custodian and accounting fees	243,000
Audit fee	20,000
Trustees’ fees	8,000
Legal fees and expenses	5,000
Insurance expenses	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Shareholders’ reports	3,000
Miscellaneous	8,082

Total expenses	3,204,323

NET INVESTMENT INCOME	6,045,195

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	2,458,498
Swap agreements transactions	(502,659)
Foreign currency transactions	9,700,279

11,656,118

Net change in unrealized appreciation (depreciation) on:
Investments	(10,011,219)
Swap agreements	2,467,526
Foreign currencies	(16,823,708)

(24,367,401)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(12,711,283)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(6,666,088)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2015	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$6,045,195	$10,323,968
Net realized gain (loss) on investment and foreign currency transactions	11,656,118	(9,690,231)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(24,367,401)	1,650,764

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(6,666,088)	2,284,501

FUND SHARE TRANSACTIONS:
Fund share sold [4,472,752 and 13,754,477 shares, respectively]	48,333,506	150,086,789
Fund share repurchased [4,282,867 and 6,370,675 shares, respectively]	(46,244,371)	(69,508,912)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	2,089,135	80,577,877

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,576,953)	82,862,378
NET ASSETS:
Beginning of period	661,206,794	578,344,416

End of period	$656,629,841	$661,206,794

SEE NOTES TO FINANCIAL STATEMENTS.

A189

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

LONG-TERM INVESTMENTS — 84.5%
COMMON STOCKS — 84.5%	Shares	Value (Note 2)
Aerospace & Defense — 2.6%
Cobham PLC (United Kingdom)	144,485	$596,720
Cubic Corp.	76,695	3,649,148
Honeywell International, Inc.	67,800	6,913,566
Lockheed Martin Corp.	51,997	9,666,242
Northrop Grumman Corp.	56,919	9,029,061
QinetiQ Group PLC (United Kingdom)	510,585	1,797,695
Raytheon Co.	18,966	1,814,667
United Technologies Corp.	214,709	23,817,669

		57,284,768

Air Freight & Logistics — 0.8%
United Parcel Service, Inc. (Class B Stock)	164,893	15,979,781
UTi Worldwide, Inc.*(a)	204,555	2,043,504

		18,023,285

Airlines — 0.1%
AirAsia Bhd (Malaysia)	2,812,800	1,148,082
American Airlines Group, Inc.	26,386	1,053,725

		2,201,807

Auto Components — 0.1%
Delphi Automotive PLC (United Kingdom)	23,556	2,004,380
Toyota Industries Corp. (Japan)	15,400	876,975
Xingda International Holdings Ltd. (China)	1,311,000	380,222

		3,261,577

Automobiles — 0.3%
Harley-Davidson, Inc.	110,847	6,246,228

Banks — 7.1%
Alpha Bank A.E (Greece)*	2,088,637	630,119
Axis Bank Ltd. (India)	330,267	2,895,203
Bank of America Corp.	273,225	4,650,290
Bank of Ireland (Ireland)*	6,042,802	2,446,109
BNP Paribas SA (France)	43,692	2,651,355
BOK Financial Corp.	61,437	4,274,786
CaixaBank SA (Spain)	882,571	4,106,876
China Construction Bank Corp. (China) (Class H Stock)	2,943,000	2,684,475
CIT Group, Inc.	21,828	1,014,784
Citigroup, Inc.	129,905	7,175,952
Citizens Financial Group, Inc.	51,835	1,415,614
Cullen/Frost Bankers, Inc.	16,750	1,316,215
Eurobank Ergasias SA (Greece)*	3,891,822	519,928
First Midwest Bancorp, Inc.	149,060	2,827,668
First Niagara Financial Group, Inc.	216,000	2,039,040
First Republic Bank	62,694	3,951,603
Great Western Bancorp, Inc. (Australia)	84,780	2,044,046
Hancock Holding Co.	72,100	2,300,711
HDFC Bank Ltd. (India)	94,603	1,583,668
ICICI Bank Ltd. (India)	207,319	1,006,070
International Bancshares Corp.	107,711	2,894,195
JPMorgan Chase & Co.	290,188	19,663,139
M&T Bank Corp.(a)	106,803	13,342,899
MB Financial, Inc.	77,310	2,662,556
Mitsubishi UFJ Financial Group, Inc.
(Japan)	1,028,000	7,395,912
Piraeus Bank SA (Greece)*	827,092	305,314
PNC Financial Services Group, Inc. (The)	359,987	34,432,757
Standard Chartered PLC (United Kingdom)	129,850	2,079,458

COMMON STOCKS (continued)	Shares	Value (Note 2)
Banks (continued)
Webster Financial Corp.	90,905	$3,595,293
Wells Fargo & Co.	327,822	18,436,709

		156,342,744

Beverages — 2.1%
Anheuser-Busch InBev NV (Belgium)	19,412	2,336,054
Anheuser-Busch InBev NV (Belgium), ADR	74,275	8,962,764
Asahi Group Holdings Ltd. (Japan)	78,505	2,493,176
C&C Group PLC (Ireland)	1,192,960	4,676,188
Coca-Cola Co. (The)	622,118	24,405,689
Diageo PLC (United Kingdom)	85,151	2,465,939
LT Group, Inc. (Philippines)	2,959,300	913,583

		46,253,393

Biotechnology — 0.2%
Gilead Sciences, Inc.	22,400	2,622,592
Vertex Pharmaceuticals, Inc.*	16,850	2,080,638

		4,703,230

Building Products — 1.0%
China Lesso Group Holdings Ltd. (China)	618,000	502,572
Cie de Saint-Gobain (France)	97,873	4,418,132
Fortune Brands Home & Security, Inc.(a)	36,150	1,656,393
Lennox International, Inc.	99,496	10,714,724
Masco Corp.	148,575	3,962,495
Owens Corning	33,570	1,384,763
Tyman PLC (United Kingdom)	16,713	84,295

		22,723,374

Capital Markets — 2.1%
Ares Capital Corp.	111,195	1,830,270
BlackRock, Inc.	72,916	25,227,478
CETIP SA - Mercados Organizados (Brazil)	156,299	1,714,257
EFG International AG (Switzerland)*	191,684	2,716,523
Julius Baer Group Ltd. (Switzerland)*	102,669	5,761,165
LPL Financial Holdings, Inc.(a)	29,201	1,357,554
SEI Investments Co.	59,026	2,894,045
Solar Capital Ltd.	93,763	1,687,734
UBS Group AG (Switzerland)*	148,517	3,151,008

		46,340,034

Chemicals — 2.0%
Agrium, Inc. (Canada)	14,100	1,494,329
Akzo Nobel NV (Netherlands)	53,675	3,918,770
Dow Chemical Co. (The)	122,814	6,284,392
Huabao International Holdings Ltd. (Hong Kong)	123,600	74,307
Innospec, Inc.	37,905	1,707,241
Koppers Holdings, Inc.	46,375	1,146,390
Methanex Corp. (Canada)(a)	35,747	1,989,678
Platform Specialty Products Corp.*	122,519	3,134,036
Praxair, Inc.	121,797	14,560,831
Sensient Technologies Corp.	46,355	3,167,901
Sherwin-Williams Co. (The)	11,433	3,144,304
United Phosphorus Ltd. (India)*	336,835	2,828,846

		43,451,025

Commercial Services & Supplies — 1.4%
ACCO Brands Corp.*(a)	367,115	2,852,484
Clean Harbors, Inc.*(a)	225,322	12,108,804
Essendant, Inc.	86,645	3,400,816

SEE NOTES TO FINANCIAL STATEMENTS.

A190

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Commercial Services & Supplies (continued)
G&K Services, Inc. (Class A Stock)	57,555	$3,979,353
Matthews International Corp. (Class A Stock)	63,065	3,351,274
Steelcase, Inc. (Class A Stock)	95,520	1,806,283
Waste Connections, Inc.	92,046	4,337,208

		31,836,222

Communications Equipment — 1.8%
Cisco Systems, Inc.	1,077,556	29,589,688
Motorola Solutions, Inc.	165,337	9,480,424

		39,070,112

Construction & Engineering — 0.3%
Ellaktor SA (Greece)*	214,103	400,944
Jacobs Engineering Group, Inc.*(a)	107,170	4,353,245
Primoris Services Corp.	88,860	1,759,428

		6,513,617

Construction Materials — 0.2%
BRAAS Monier Building Group SA (Germany)	37,830	1,033,284
CRH PLC (Ireland)	136,646	3,833,814

		4,867,098

Containers & Packaging — 2.3%
AptarGroup, Inc.	21,725	1,385,403
Ball Corp.	154,081	10,808,782
Bemis Co., Inc.	29,600	1,332,296
Crown Holdings, Inc.*	36,400	1,925,924
Graphic Packaging Holding Co.	698,325	9,727,667
Greif, Inc. (Class A Stock)	53,510	1,918,334
Packaging Corp. of America	82,309	5,143,489
RPC Group PLC (United Kingdom)	629,458	6,600,009
Silgan Holdings, Inc.	69,332	3,657,956
Smurfit Kappa Group PLC (Ireland)	194,447	5,359,342
Vidrala SA (Spain)	74,604	3,655,512

		51,514,714

Diversified Consumer Services — 0.6%
Dignity PLC (United Kingdom)	200,915	6,765,144
Kroton Educacional SA (Brazil)	740,544	2,829,649
New Oriental Education & Technology Group, Inc. (China), ADR*	169,737	4,161,951

		13,756,744

Diversified Financial Services — 0.9%
Ackermans & van Haaren NV (Belgium)	31,787	4,528,961
Berkshire Hathaway, Inc. (Class B Stock)*	37,280	5,074,181
Intercontinental Exchange, Inc.	16,110	3,602,357
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	187,800	1,026,976
Moody’s Corp.	19,609	2,116,988
MSCI, Inc.	48,784	3,002,655

		19,352,118

Diversified Telecommunication Services — 1.5%
Hellenic Telecommunications Organization SA (Greece)	235,460	1,984,381
Level 3 Communications, Inc.*	29,435	1,550,341
Nippon Telegraph & Telephone Corp. (Japan)	368,750	13,354,560

COMMON STOCKS (continued)	Shares	Value (Note 2)
Diversified Telecommunication Services (continued)
Telecom Italia SpA (Italy)*(a)	2,451,873	$3,115,875
Telenor ASA (Norway)	281,549	6,172,922
Verizon Communications, Inc.	161,159	7,511,621

		33,689,700

Electric Utilities — 1.1%
Duke Energy Corp.	193,021	13,631,143
Power Assets Holdings Ltd. (Hong Kong)	675,685	6,160,490
Westar Energy, Inc.	35,395	1,211,217
Xcel Energy, Inc.	79,065	2,544,312

		23,547,162

Electrical Equipment — 1.0%
Acuity Brands, Inc.	16,547	2,978,129
Babcock & Wilcox Enterprises, Inc.*	27,200	507,552
Eaton Corp. PLC	231,814	15,645,127
Schneider Electric SE (France)	47,890	3,315,863
Thermon Group Holdings, Inc.*	28,900	695,623

		23,142,294

Electronic Equipment, Instruments & Components — 0.8%
Avnet, Inc.	47,929	1,970,361
Belden, Inc.	74,795	6,075,598
Coherent, Inc.*	30,225	1,918,683
CTS Corp.	5,100	98,277
Largan Precision Co. Ltd. (Taiwan)	37,400	4,269,241
ScanSource, Inc.*	81,570	3,104,554

		17,436,714

Energy Equipment & Services — 0.4%
Era Group, Inc.*	77,030	1,577,574
Halliburton Co.	57,655	2,483,201
National Oilwell Varco, Inc.	31,097	1,501,363
SEACOR Holdings, Inc.*(a)	38,930	2,761,694

		8,323,832

Food & Staples Retailing — 0.7%
Alimentation Couche-Tard, Inc. (Canada) (Class B Stock)	37,125	1,588,142
Casey’s General Stores, Inc.	29,015	2,777,896
CVS Health Corp.	11,600	1,216,608
Seven & I Holdings Co. Ltd. (Japan)	92,385	3,965,684
Tsuruha Holdings, Inc. (Japan)	61,140	4,755,780
Walgreens Boots Alliance, Inc.	26,940	2,274,814

		16,578,924

Food Products — 2.8%
Cranswick PLC (United Kingdom)	425,825	10,678,410
Ebro Foods SA (Spain)	102,884	1,993,311
Greencore Group PLC (Ireland)	1,770,388	8,734,552
Hershey Co. (The)	52,033	4,622,091
Ingredion, Inc.	51,176	4,084,357
Kraft Foods Group, Inc.	151,069	12,862,015
Mondelez International, Inc. (Class A Stock)	157,340	6,472,968
Nomad Foods Ltd. (British Virgin Islands)*	115,114	2,532,508
Pinnacle Foods, Inc.	93,613	4,263,136
Post Holdings, Inc.*(a)	89,550	4,829,432

		61,072,780

Gas Utilities — 0.8%
Atmos Energy Corp.	28,530	1,463,018

SEE NOTES TO FINANCIAL STATEMENTS.

A191

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Gas Utilities (continued)
China Resources Gas Group Ltd. (China)	459,000	$1,359,214
Laclede Group, Inc. (The)	35,575	1,852,035
New Jersey Resources Corp.	31,880	878,294
UGI Corp.	286,125	9,857,006
WGL Holdings, Inc.	37,310	2,025,560

		17,435,127

Health Care Equipment & Supplies — 1.4%
Becton, Dickinson and Co.	37,645	5,332,414
Haemonetics Corp.*	47,430	1,961,705
ICU Medical, Inc.*	31,770	3,039,118
Intuitive Surgical, Inc.*	8,473	4,105,169
Medtronic, PLC	163,979	12,150,844
STERIS Corp.(a)	39,725	2,559,879
Zimmer Biomet Holdings, Inc.	15,793	1,725,069

		30,874,198

Health Care Providers & Services — 2.4%
Acadia Healthcare Co., Inc.*(a)	47,286	3,703,912
Aetna, Inc.	27,454	3,499,287
AmerisourceBergen Corp.	12,494	1,328,612
Amsurg Corp.*	41,385	2,894,881
Cardinal Health, Inc.	132,352	11,071,245
Envision Healthcare Holdings, Inc.*	81,193	3,205,500
Laboratory Corp. of America Holdings*	51,759	6,274,226
Quest Diagnostics, Inc.	46,340	3,360,577
Synergy Health PLC (United Kingdom)	174,103	4,702,455
Teladoc, Inc.*	1,300	24,700
UnitedHealth Group, Inc.	112,353	13,707,066

		53,772,461

Health Care Technology — 0.2%
Allscripts Healthcare Solutions, Inc.*(a)	231,150	3,162,132
MedAssets, Inc.*	108,680	2,397,481

		5,559,613

Hotels, Restaurants & Leisure — 1.5%
Accor SA (France)	64,753	3,277,165
Hilton Worldwide Holdings, Inc.*	121,769	3,354,736
Las Vegas Sands Corp.	52,600	2,765,182
McDonald’s Corp.	187,848	17,858,709
Melia Hotels International SA (Spain)	156,290	2,063,004
OPAP SA (Greece)	150,876	1,203,258
Whitbread PLC (United Kingdom)	46,906	3,644,071

		34,166,125

Household Durables — 1.7%
D.R. Horton, Inc.	65,372	1,788,578
Harman International Industries, Inc.	25,273	3,005,971
Helen of Troy Ltd.*	37,360	3,642,226
Newell Rubbermaid, Inc.	90,547	3,722,387
NVR, Inc.*	9,758	13,075,720
Persimmon PLC (United Kingdom)*	20,784	644,840
PulteGroup, Inc.	433,540	8,735,831
Whirlpool Corp.	13,850	2,396,743

		37,012,296

Independent Power & Renewable Electricity Producers — 0.2%
China Longyuan Power Group Corp. Ltd. (China) (Class H Stock)	1,628,000	1,807,001

COMMON STOCKS (continued)	Shares	Value (Note 2)
Independent Power & Renewable Electricity Producers (continued)
Huadian Fuxin Energy Corp. Ltd. (China) (Class H Stock)	3,274,000	$1,564,717
NTPC Ltd. (India)	638,388	1,377,870

		4,749,588

Industrial Conglomerates — 0.5%
3M Co.	33,504	5,169,667
Carlisle Cos., Inc.	36,925	3,696,931
Nava Bharat Ventures Ltd. (India)	236,602	532,986
Rheinmetall AG (Germany)	21,141	1,072,335

		10,471,919

Insurance — 6.5%
ACE Ltd.	228,168	23,200,122
Alleghany Corp.*	17,014	7,975,483
American International Group, Inc.	176,169	10,890,768
Assicurazioni Generali SpA (Italy)	169,110	3,048,007
Assured Guaranty Ltd.	57,305	1,374,747
CNO Financial Group, Inc.	229,144	4,204,792
Delta Lloyd NV (Netherlands)	185,160	3,039,623
Fairfax Financial Holdings Ltd. (Canada)	24,107	11,887,125
FNF Group.	75,962	2,809,834
Markel Corp.*	16,404	13,134,355
Marsh & McLennan Cos., Inc.	345,489	19,589,226
MetLife, Inc.	157,705	8,829,903
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	176,000	2,375,212
Primerica, Inc.	63,005	2,878,698
Reinsurance Group of America, Inc.	38,740	3,675,264
T&D Holdings, Inc. (Japan)	172,500	2,571,549
Tokio Marine Holdings, Inc. (Japan)	31,800	1,322,533
Torchmark Corp.	84,106	4,896,651
White Mountains Insurance Group Ltd.	10,206	6,684,318
Willis Group Holdings PLC	128,970	6,048,693
Zurich Insurance Group AG (Switzerland)*	8,513	2,591,610

		143,028,513

Internet & Catalog Retail — 1.0%
Amazon.com, Inc.*	25,570	11,099,681
HSN, Inc.	51,062	3,584,042
Hyundai Home Shopping Network Corp. (South Korea)	6,528	716,912
Liberty Interactive Corp. QVA Group (Class A Stock)*	215,664	5,984,676
Rakuten, Inc. (Japan)	105,400	1,701,591

		23,086,902

Internet Software & Services — 1.6%
21Vianet Group, Inc. (China), ADR*(a)	72,209	1,481,729
Alibaba Group Holding Ltd. (China), ADR*	33,141	2,726,510
Baidu, Inc. (China), ADR*	28,199	5,613,857
ChinaCache International Holdings Ltd. (China), ADR*	44,200	553,384
CoStar Group, Inc.*	23,734	4,776,705
Facebook, Inc. (Class A Stock)*	53,593	4,596,404
Google, Inc. (Class C Stock)*	15,763	8,204,799
NetEase, Inc. (China), ADR	9,694	1,404,321
Tencent Holdings Ltd. (China)	141,004	2,819,591
Zillow Group, Inc. (Class A Stock)*(a)	32,700	2,836,398

		35,013,698

SEE NOTES TO FINANCIAL STATEMENTS.

A192

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
IT Services — 2.0%
Accenture PLC (Class A Stock)	200,962	$19,449,102
Automatic Data Processing, Inc.	135,837	10,898,203
Booz Allen Hamilton Holding Corp.	159,593	4,028,127
Fidelity National Information Services, Inc.	83,245	5,144,541
Forrester Research, Inc.	63,320	2,280,786
Fujitsu Ltd. (Japan)	612,000	3,419,457

		45,220,216

Life Sciences Tools & Services — 0.3%
Charles River Laboratories International, Inc.*	55,505	3,904,222
ICON PLC (Ireland)*	25,455	1,713,122

		5,617,344

Machinery — 1.7%
Albany International Corp. (Class A Stock)	88,715	3,530,857
Allison Transmission Holdings, Inc.	231,731	6,780,449
CIRCOR International, Inc.	27,500	1,499,575
ESCO Technologies, Inc.	56,520	2,114,413
IDEX Corp.	52,252	4,105,962
Luxfer Holdings PLC (United Kingdom), ADR	93,750	1,218,750
Mueller Industries, Inc.	115,080	3,995,578
PACCAR, Inc.	112,975	7,208,935
Pall Corp.	39,170	4,874,707
Trimas Corp.*	76,900	2,276,240

		37,605,466

Marine — 0.3%
Irish Continental Group PLC (Ireland), UTS	1,587,300	6,972,242

Media — 0.8%
CBS Corp. (Class B Stock)	49,530	2,748,915
DISH Network Corp. (Class A Stock)*	53,203	3,602,375
ProSiebenSat.1 Media AG (Germany)	43,469	2,147,118
Sky PLC (United Kingdom)	402,415	6,554,350
Wolters Kluwer NV (Netherlands)	63,281	1,883,485

		16,936,243

Metals & Mining — 0.1%
Barrick Gold Corp. (Canada), (NYSE)	68,520	730,423
Barrick Gold Corp. (Canada), (TSX)	67,800	724,684
Fortescue Metals Group Ltd. (Australia)(a)	657,880	968,897

		2,424,004

Multiline Retail — 0.2%
Dollar General Corp.	22,877	1,778,458
Fred’s, Inc. (Class A Stock)	153,890	2,968,538
Maoye International Holdings Ltd. (China)	2,881,000	660,841

		5,407,837

Multi-Utilities — 0.5%
Centrica PLC (United Kingdom)	526,215	2,183,506
National Grid PLC (United Kingdom)	413,705	5,324,693
PG&E Corp.	66,793	3,279,536

		10,787,735

Oil, Gas & Consumable Fuels — 4.0%
Anadarko Petroleum Corp.	29,655	2,314,869
BG Group PLC (United Kingdom)	169,118	2,816,611
Cameco Corp. (Canada)	84,230	1,202,804

COMMON STOCKS (continued)	Shares	Value (Note 2)
Oil, Gas & Consumable Fuels (continued)
Canadian Natural Resources Ltd. (Canada), (NYSE)	53,097	$1,442,115
Canadian Natural Resources Ltd. (Canada), (TSX)	35,885	973,980
Chevron Corp.	88,294	8,517,722
Cobalt International Energy, Inc.*	32,900	319,459
Diamondback Energy, Inc.*	34,154	2,574,529
Dorian LPG Ltd.*	122,070	2,036,128
Exxon Mobil Corp.	74,987	6,238,918
HollyFrontier Corp.	40,278	1,719,468
Imperial Oil Ltd. (Canada)(a)	356,633	13,773,166
Marathon Oil Corp.	310,293	8,235,176
Occidental Petroleum Corp.	83,397	6,485,785
Pioneer Natural Resources Co.	30,115	4,176,649
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	89,658	2,552,594
RSP Permian, Inc.*	101,960	2,866,096
Scorpio Tankers, Inc. (Monaco)	336,550	3,395,790
Southwestern Energy Co.*	158,680	3,606,796
Suncor Energy, Inc. (Canada)	296,491	8,159,432
World Fuel Services Corp.	87,378	4,189,775

		87,597,862

Paper & Forest Products — 0.4%
Deltic Timber Corp.	39,585	2,677,529
International Paper Co.	47,940	2,281,465
KapStone Paper and Packaging Corp.	93,699	2,166,321
Norbord, Inc. (Canada)	130,400	2,736,416

		9,861,731

Pharmaceuticals — 6.0%
Allergan PLC*	21,486	6,520,142
AstraZeneca PLC (United Kingdom)	102,312	6,475,311
AstraZeneca PLC (United Kingdom), ADR(a)	5,340	340,211
Bristol-Myers Squibb Co.	573,691	38,173,399
Eisai Co. Ltd. (Japan)	55,665	3,732,040
Johnson & Johnson	192,085	18,720,604
Merck & Co., Inc.	439,201	25,003,713
Mylan NV*(a)	59,220	4,018,669
Ono Pharmaceutical Co. Ltd. (Japan)	39,000	4,256,653
Pfizer, Inc.	249,127	8,353,228
Phibro Animal Health Corp. (Class A Stock)	62,010	2,414,669
Roche Holding AG (Switzerland)	43,306	12,142,635
UCB SA (Belgium)	31,792	2,286,016

		132,437,290

Professional Services — 0.2%
FTI Consulting, Inc.*	75,920	3,130,941
Mistras Group, Inc.*	95,369	1,810,104

		4,941,045

Real Estate Investment Trusts (REITs) — 1.2%
American Tower Corp.	31,390	2,928,373
Blackstone Mortgage Trust, Inc. (Class A Stock)	75,962	2,113,263
Corrections Corp. of America	58,794	1,944,906
DiamondRock Hospitality Co.	117,340	1,503,125
Education Realty Trust, Inc.	57,399	1,800,033
Equity Lifestyle Properties, Inc.	56,362	2,963,514
Grivalia Properties REIC AE (Greece)	383,923	2,945,788

SEE NOTES TO FINANCIAL STATEMENTS.

A193

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Investment Trusts (REITs) (continued)
Hibernia REIT PLC (Ireland)	715,967	$1,005,729
Kite Realty Group Trust	60,865	1,489,367
Mid-America Apartment Communities, Inc.	27,765	2,021,570
Summit Hotel Properties, Inc.	151,271	1,968,036
Weyerhaeuser Co.	134,630	4,240,845

		26,924,549

Real Estate Management & Development — 0.7%
Daito Trust Construction Co. Ltd. (Japan)	61,321	6,346,435
Deutsche Annington Immobilien SE (Germany)	167,210	4,718,337
Realogy Holdings Corp.*	103,500	4,835,520

		15,900,292

Real Estate Services — 0.4%
Kennedy Wilson Europe Real Estate PLC (United Kingdom)	475,047	8,479,250

Road & Rail — 1.5%
AMERCO	9,642	3,152,066
Canadian National Railway Co. (Canada)	161,304	9,306,298
DSV A/S (Denmark)	124,245	4,023,169
Genesee & Wyoming, Inc. (Class A Stock)*	126,222	9,615,592
Union Pacific Corp.	76,600	7,305,342

		33,402,467

Semiconductors & Semiconductor Equipment — 2.0%
Applied Materials, Inc.	46,155	887,099
Intel Corp.	409,895	12,466,956
Lam Research Corp.	27,953	2,273,977
Marvell Technology Group Ltd.	360,260	4,750,028
Maxim Integrated Products, Inc.	381,333	13,184,588
Micrel, Inc.	143,390	1,993,121
NXP Semiconductors NV (Netherlands)*	26,220	2,574,804
Sumco Corp. (Japan)	290,400	3,632,037
SunEdison, Inc.*(a)	105,407	3,152,723

		44,915,333

Software — 2.8%
Activision Blizzard, Inc.	291,190	7,049,710
Comverse, Inc.*	131,900	2,648,552
FactSet Research Systems, Inc.	39,992	6,499,100
Microsoft Corp.	675,679	29,831,228
Oracle Corp.	127,511	5,138,693
Symantec Corp.	107,005	2,487,866
UBISOFT Entertainment (France)*	96,280	1,721,365
Verint Systems, Inc.*	24,421	1,483,454
Workday, Inc. (Class A Stock)*(a)	54,976	4,199,617

		61,059,585

Specialty Retail — 4.2%
Advance Auto Parts, Inc.	135,270	21,547,158
Ascena Retail Group, Inc.*	165,555	2,757,319
AutoZone, Inc.*(a)	8,656	5,772,686
CarMax, Inc.*	21,508	1,424,045
Cato Corp. (The) (Class A Stock)	74,150	2,874,054
CST Brands, Inc.	73,810	2,883,019
Home Depot, Inc. (The)	124,480	13,833,462
Lowe’s Cos., Inc.	184,585	12,361,657
Rent-A-Center, Inc.	134,055	3,800,459
Ross Stores, Inc.	29,662	1,441,870
Stage Stores, Inc.	127,215	2,230,079

COMMON STOCKS (continued)	Shares	Value (Note 2)
Specialty Retail (continued)
Tiffany & Co.	25,102	$2,304,364
TJX Cos., Inc. (The)	251,576	16,646,784
Urban Outfitters, Inc.*	99,795	3,492,825

		93,369,781

Technology Hardware, Storage & Peripherals — 0.8%
Apple, Inc.	77,577	9,730,095
Diebold, Inc.	79,680	2,788,800
SanDisk Corp.	29,393	1,711,260
Western Digital Corp.	32,943	2,583,390

		16,813,545

Textiles, Apparel & Luxury Goods — 0.6%
Brunello Cucinelli SpA (Italy)(a)	92,576	1,733,904
Crocs, Inc.*	244,795	3,600,934
PVH Corp.	33,470	3,855,744
Ralph Lauren Corp.	10,269	1,359,205
Samsonite International SA	794,400	2,746,537

		13,296,324

Thrifts & Mortgage Finance — 0.1%
Northwest Bancshares, Inc.	208,350	2,671,047

Tobacco — 0.4%
British American Tobacco PLC (United Kingdom)	167,770	9,033,101

Trading Companies & Distributors — 0.7%
AerCap Holdings NV (Netherlands)*	42,935	1,965,994
Fastenal Co.(a)	40,963	1,727,819
GATX Corp.	46,630	2,478,385
HD Supply Holdings, Inc.*	70,237	2,470,938
MSC Industrial Direct Co., Inc. (Class A Stock)	93,460	6,520,704

		15,163,840

Transportation Infrastructure — 0.1%
Groupe Eurotunnel SE (France)	116,715	1,692,279

Water Utilities — 0.3%
Guangdong Investment Ltd. (China)	4,834,580	6,765,241

Wireless Telecommunication Services — 0.2%
KDDI Corp. (Japan)	181,375	4,376,933
SoftBank Group Corp. (Japan)	17,200	1,013,131

		5,390,064

TOTAL COMMON STOCKS (cost $1,702,095,190)		1,873,389,649

	Units
WARRANT*
Banks
Alpha Bank AE (Greece), expiring 12/10/17 (cost $417,256)	254,787	137,764

TOTAL LONG-TERM INVESTMENTS (cost $1,702,512,446)		1,873,527,413

SEE NOTES TO FINANCIAL STATEMENTS.

A194

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

	Shares	Value (Note 2)
SHORT-TERM INVESTMENTS — 21.1%
AFFILIATED MONEY MARKET MUTUAL FUND — 16.8%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $371,163,165; includes $81,174,547 of cash collateral for securities on loan)(b)(w)(Note 4)	371,163,165	$371,163,165

	Notional Amount (000)#
OPTIONS PURCHASED* — 4.3%
Put Options
S&P 500 Index,
expiring 12/24/15, Strike Price $2,050.00	535	46,010,000
expiring 06/21/17, Strike Price $1,900.00	535	49,755,000

TOTAL OPTIONS PURCHASED (cost $84,188,028)		95,765,000

TOTAL SHORT-TERM INVESTMENTS (cost $455,351,193)		466,928,165

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 105.6% (cost $2,157,863,639)		2,340,455,578

	Notional Amount (000)#	Value (Note 2)
OPTIONS WRITTEN* — (2.3)%
Put Options
S&P 500 Index,
expiring 12/24/15, Strike Price $1,900.00	535	$(24,877,500)
expiring 06/22/16, Strike Price $1,700.00	535	(25,787,000)

TOTAL OPTIONS WRITTEN (premiums received $44,907,472)		(50,664,500)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 103.3% (cost $2,112,956,167)		2,289,791,078
LIABILITIES IN EXCESS OF OTHER ASSETS(x) — (3.3)%		(73,508,789)

NET ASSETS — 100.0%		$2,216,282,289

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $79,486,487; cash collateral of $81,174,547 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2015	Unrealized Depreciation(1)
Long Position:
850	S&P 500 E-Mini	Sep. 2015	$88,241,650	$87,312,000	$(929,650)

(1)	Cash of $3,910,000 has been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts as of June 30, 2015.

SEE NOTES TO FINANCIAL STATEMENTS.

A195

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$54,890,353	$2,394,415	$—
Air Freight & Logistics	18,023,285	—	—
Airlines	2,201,807	—	—
Auto Components	2,004,380	1,257,197	—
Automobiles	6,246,228	—	—
Banks	128,038,257	28,304,487	—
Beverages	38,958,224	7,295,169	—
Biotechnology	4,703,230	—	—
Building Products	17,802,670	4,920,704	—
Capital Markets	37,427,861	8,912,173	—
Chemicals	36,629,102	6,821,923	—
Commercial Services & Supplies	31,836,222	—	—
Communications Equipment	39,070,112	—	—
Construction & Engineering	6,112,673	400,944	—
Construction Materials	1,033,284	3,833,814	—
Containers & Packaging	35,899,851	15,614,863	—
Diversified Consumer Services	13,756,744	—	—
Diversified Financial Services	13,796,181	5,555,937	—
Diversified Telecommunication Services	9,061,962	24,627,738	—
Electric Utilities	17,386,672	6,160,490	—
Electrical Equipment	19,826,431	3,315,863	—
Electronic Equipment, Instruments & Components	13,167,473	4,269,241	—
Energy Equipment & Services	8,323,832	—	—
Food & Staples Retailing	7,857,460	8,721,464	—
Food Products	59,079,469	1,993,311	—
Gas Utilities	16,075,913	1,359,214	—
Health Care Equipment & Supplies	30,874,198	—	—
Health Care Providers & Services	53,772,461	—	—
Health Care Technology	5,559,613	—	—
Hotels, Restaurants & Leisure	26,041,631	8,124,494	—
Household Durables	36,367,456	644,840	—
Independent Power & Renewable Electricity Producers	—	4,749,588	—
Industrial Conglomerates	9,399,584	1,072,335	—
Insurance	131,119,602	11,908,911	—
Internet & Catalog Retail	21,385,311	1,701,591	—
Internet Software & Services	32,194,107	2,819,591	—
IT Services	41,800,759	3,419,457	—
Life Sciences Tools & Services	5,617,344	—	—
Machinery	37,605,466	—	—
Marine	6,972,242	—	—
Media	6,351,290	10,584,953	—
Metals & Mining	1,455,107	968,897	—
Multiline Retail	4,746,996	660,841	—
Multi-Utilities	3,279,536	7,508,199	—
Oil, Gas & Consumable Fuels	82,228,657	5,369,205	—
Paper & Forest Products	9,861,731	—	—
Pharmaceuticals	103,544,635	28,892,655	—
Professional Services	4,941,045	—	—
Real Estate Investment Trusts (REITs)	23,978,761	2,945,788	—

SEE NOTES TO FINANCIAL STATEMENTS.

A196

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

	Level 1	Level 2	Level 3
Real Estate Management & Development	$4,835,520	$11,064,772	$—
Real Estate Services	8,479,250	—	—
Road & Rail	29,379,298	4,023,169	—
Semiconductors & Semiconductor Equipment	41,283,296	3,632,037	—
Software	59,338,220	1,721,365	—
Specialty Retail	93,369,781	—	—
Technology Hardware, Storage & Peripherals	16,813,545	—	—
Textiles, Apparel & Luxury Goods	13,296,324	—	—
Thrifts & Mortgage Finance	2,671,047	—	—
Tobacco	—	9,033,101	—
Trading Companies & Distributors	15,163,840	—	—
Transportation Infrastructure	—	1,692,279	—
Water Utilities	—	6,765,241	—
Wireless Telecommunication Services	—	5,390,064	—
Warrants
Banks	137,764	—	—
Affiliated Money Market Mutual Fund	371,163,165	—	—
Options Purchased	95,765,000	—	—
Options Written	(50,664,500)	—	—
Other Financial Instruments*
Futures	(929,650)	—	—

Total	$2,018,409,108	$270,452,320	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange- traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

Investments in Securities	Amount Transferred	Level Transfer	Logic
Common Stocks	$16,099,818	L1 to L2	Official Close to Model Price
Common Stocks	$39,678,710	L2 to L1	Model Price to Official Close

SEE NOTES TO FINANCIAL STATEMENTS.

A197

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2015 were as follows:

Affiliated Money Market Mutual Fund (3.7% represents investments purchased with collateral from securities on loan)	16.8%
Banks	7.1
Insurance	6.5
Pharmaceuticals	6.0
Options Purchased	4.3
Specialty Retail	4.2
Oil, Gas & Consumable Fuels	4.0
Food Products	2.8
Software	2.8
Aerospace & Defense	2.6
Health Care Providers & Services	2.4
Containers & Packaging	2.3
Capital Markets	2.1
Beverages	2.1
IT Services	2.0
Semiconductors & Semiconductor Equipment	2.0
Chemicals	2.0
Communications Equipment	1.8
Machinery	1.7
Household Durables	1.7
Internet Software & Services	1.6
Hotels, Restaurants & Leisure	1.5
Diversified Telecommunication Services	1.5
Road & Rail	1.5
Commercial Services & Supplies	1.4
Health Care Equipment & Supplies	1.4
Real Estate Investment Trusts (REITs)	1.2
Electric Utilities	1.1
Electrical Equipment	1.0
Internet & Catalog Retail	1.0
Building Products	1.0
Diversified Financial Services	0.9
Air Freight & Logistics	0.8

Electronic Equipment, Instruments & Components	0.8%
Gas Utilities	0.8
Media	0.8
Technology Hardware, Storage & Peripherals	0.8
Food & Staples Retailing	0.7
Real Estate Management & Development	0.7
Trading Companies & Distributors	0.7
Diversified Consumer Services	0.6
Textiles, Apparel & Luxury Goods	0.6
Multi-Utilities	0.5
Industrial Conglomerates	0.5
Paper & Forest Products	0.4
Tobacco	0.4
Real Estate Services	0.4
Energy Equipment & Services	0.4
Marine	0.3
Water Utilities	0.3
Construction & Engineering	0.3
Automobiles	0.3
Life Sciences Tools & Services	0.3
Health Care Technology	0.2
Multiline Retail	0.2
Wireless Telecommunication Services	0.2
Professional Services	0.2
Construction Materials	0.2
Independent Power & Renewable Electricity Producers	0.2
Biotechnology	0.2
Auto Components	0.1
Thrifts & Mortgage Finance	0.1
Metals & Mining	0.1
Airlines	0.1
Transportation Infrastructure	0.1

105.6
Options Written	(2.3)
Liabilities in excess of other assets	(3.3)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2015 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	—	—	Due from/to broker-variation margin futures	$929,650	*
Equity contracts	Unaffiliated investments	$95,902,764	Options Written outstanding, at value	50,664,500

Total		$95,902,764		$51,594,150

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A198

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value		Rights(1)	Futures	Options Purchased(1)	Options Written	Total
Equity contracts		$189,547	$(525,057)	$(64,414,687)	$28,431,840	$(36,318,357)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(2)	Warrants(2)	Futures	Options Purchased(2)	Options Written	Total
Equity contracts	$156,152	$(279,492)	$(929,650)	$14,284,480	$(5,732,647)	$7,498,843

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2015, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Futures Contracts - Long Positions(2)	Options Written(3)
$63,323,018	$29,413,883	$981

(1)	Cost.

(2)	Value at Trade Date.

(3)	Notional Amount in USD (000).

SEE NOTES TO FINANCIAL STATEMENTS.

A199

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2015

ASSETS:
Investments at value, including securities on loan of $79,486,487:
Unaffiliated investments (cost $1,786,700,474)	$1,969,292,413
Affiliated investments (cost $371,163,165)	371,163,165
Foreign currency, at value (cost $527,260)	526,595
Deposit with broker	3,910,000
Receivable for investments sold	6,931,123
Dividends receivable	2,427,810
Receivable for fund share sold	2,209,038
Tax reclaim receivable	1,411,439
Due from broker-variation margin futures	165,750
Prepaid expenses	2,520

Total Assets	2,358,039,853

LIABILITIES:
Payable to broker for collateral for securities on loan	81,174,547
Written options outstanding, at value (premiums received $44,907,472)	50,664,500
Payable for investments purchased	8,529,620
Advisory fees payable	945,945
Accrued expenses and other liabilities	197,199
Payable for fund share repurchased	100,890
Foreign capital gains tax liability accrued	91,840
Distribution fee payable	30,675
Payable to custodian	21,806
Affiliated transfer agent fee payable	350
Deferred trustees’ fees	192

Total Liabilities	141,757,564

NET ASSETS	$2,216,282,289

Net assets were comprised of:
Paid-in capital	$1,830,040,995
Retained earnings	386,241,294

Net assets, June 30, 2015	$2,216,282,289

Net asset value and redemption price per share, $2,216,282,289 / 174,038,385 outstanding shares of beneficial interest	$12.73

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2015

INCOME
Unaffiliated dividend income (net of $485,652 foreign withholding tax)	$19,463,809
Affiliated dividend income	194,532
Affiliated income from securities lending, net	95,870

19,754,211

EXPENSES
Advisory fees	10,759,254
Distribution fee	1,112,749
Custodian and accounting fees	281,000
Trustees’ fees	15,000
Insurance expenses	15,000
Audit fee	13,000
Legal fees and expenses	6,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Shareholders’ reports	3,000
Miscellaneous	22,580

Total expenses	12,231,583

NET INVESTMENT INCOME	7,522,628

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (net of foreign capital gains taxes $(102,343))	16,021,225
Futures transactions	(525,057)
Options written transactions	28,431,840
Foreign currency transactions	(142,792)

43,785,216

Net change in unrealized appreciation (depreciation) on:
Investments (net of change in foreign capital gains taxes $(59,934))	(28,976,629)
Futures	(929,650)
Options written	(5,732,647)
Foreign currencies	(20,222)

(35,659,148)

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	8,126,068

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,648,696

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2015	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$7,522,628	$18,706,517
Net realized gain on investment and foreign currency transactions	43,785,216	75,705,766
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(35,659,148)	16,853,349

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	15,648,696	111,265,632

FUND SHARE TRANSACTIONS:
Fund share sold [5,885,522 and 34,089,885 shares, respectively]	75,351,861	415,255,720
Fund share repurchased [8,056,603 and 11,603,831 shares, respectively]	(103,035,824)	(141,386,167)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(27,683,963)	273,869,553

TOTAL INCREASE (DECREASE) IN NET ASSETS	(12,035,267)	385,135,185
NET ASSETS:
Beginning of period	2,228,317,556	1,843,182,371

End of period	$2,216,282,289	$2,228,317,556

SEE NOTES TO FINANCIAL STATEMENTS.

A200

GLOSSARY:

The following abbreviations are used in the preceding Portfolios descriptions:

Currency:

AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
COP	Columbian Peso
CZK	Czech Koruna
EUR	Euro
HKD	Hong Kong Dollar
HUF	Hunarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
USD	United States Dollar
ZAR	South African Rand

Exchange:

ASE	American Stock Exchange
BIST	Borsa Istanbul
FTSE	Financial Times Stock Exchange
JSE	Johannesburg Stock Exchange
NASDAQ GS	National Association for Securities Dealers Global Markets, U.S.
NYSE	New York Stock Exchange
OTC	Over-The-Counter
SGX	Singapore Exchange
TASE	Tel Aviv Stock Exchange
TSX	Toronto Stock Exchange
XLON	London Stock Exchange

Index:

Bovespa	Sao Paulo Se Bovespa Index
CNX	CNX Nifty Index
HSCEI	Hang Seng China Enterprises Index
iBoxx	Bond Market Indices
KOSPI	Korean Stock Exchange Index
TAIEX	Taiwan Stock Exchange Index
WIG20	Warsaw Stock Exchange Index

Other:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ADR	American Depositary Receipt
ADS	American Depositary Security
CDI	Chess Depository Interest
CVA	Certificate Van Aandelen (Bearer)
CVT	Convertible Security
EAFE	Europe, Australasia, Far East
EMU	European Monetary Union
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
LIBOR	London Interbank Offered Rate
MLP	Master Limited Partnership
MSCI	Morgan Stanley Capital International
N/A	Not Applicable
NASDAQ	National Association of Securities Dealers Automated Quotations
NVDR	Non-voting Depositary Receipt
PIK	Payment-in-Kind
PRFC	Preference Shares
REIT	Real Estate Investment Trust
SDR	Sweden Depositary Receipt
SLM	Student Loan Mortgage
TIPS	Treasury Inflation Protected Securities
UTS	Unit Trust Security

A201

NOTES TO THE FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST

(Unaudited)

1.	General

Advanced Series Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust was organized on October 31, 1988 as a Massachusetts business trust. The Trust operates as a series company and, at June 30, 2015 consisted of 92 separate Portfolios (“Portfolio” or “Portfolios”). The information presented in these financial statements pertains to the 31 Portfolios listed below together with their investment objectives.

Shares of each Portfolio may only be purchased by separate accounts of Participating Insurance Companies for investing assets which are attributable to variable annuity contracts and variable life insurance policies (“Contractholders”). These separate accounts place orders to purchase and redeem shares of the Trust primarily based upon the amount of premium payments to be invested, and the amount of surrender and transfer requests to be effected on a specific day under the variable annuity contracts and variable life insurance policies.

The Portfolios of the Trust have the following investment objectives and subadvisers:

	Objective	Subadviser(s)
AST AQR Emerging Equity Portfolio (“AQR Emerging Markets Equity”)	Long-term capital appreciation.	AQR Capital Management, LLC / CNH Partners, LLC

AST BlackRock iShares ETF Portfolio (“BlackRock iShares ETF”)	Maximize total return with a moderate level of risk.	BlackRock Investment Management, LLC

AST Boston Partners Large-Cap Value Portfolio (“Boston Partners Large-Cap Value”)	Capital appreciation.	Boston Partners Financial Group, LLC

AST Cohen & Steers Realty Portfolio (“Cohen & Steers Realty”)	Maximize total return through investment in real estate securities.	Cohen & Steers Capital Management, Inc.

AST Goldman Sachs Large-Cap Value Portfolio (“Goldman Sachs Large-Cap Value”)	Long-term growth of capital.	Goldman Sachs Asset Management, L.P.

AST Goldman Sachs Mid-Cap Growth Portfolio (“Goldman Sachs Mid-Cap Growth”)	Long-term growth of capital.	Goldman Sachs Asset Management, L.P.

AST Goldman Sachs Small-Cap Value Portfolio (“Goldman Sachs Small-Cap Value”)	Long-term capital appreciation.	Goldman Sachs Asset Management, L.P.

AST Herndon Large-Cap Value Portfolio (“Herndon Large-Cap Value”)	Maximum growth of capital.	Herndon Capital Management, LLC

AST International Growth Portfolio (“International Growth”)	Long-term growth of capital.	Jennison Associates, LLC / Neuberger Berman
Management, LLC /
William Blair & Company LLC

AST International Value Portfolio (“International Value”)	Capital growth.	Lazard Asset Management, LLC / LSV Asset Management

AST J.P. Morgan International Equity Portfolio (“J.P. Morgan International Equity”)	Capital growth.	J.P. Morgan Investment Management, Inc.

B1

	Objective	Subadviser(s)
AST Jennison Large-Cap Growth Portfolio (“Jennison Large-Cap Growth”)	Long-term growth of capital.	Jennison Associates, LLC

AST Large-Cap Value Portfolio (“Large-Cap Value”)	Current income and long-term growth of income, as well as capital appreciation.	Hotchkis and Wiley Capital Management, LLC

AST Loomis Sayles Large-Cap Growth Portfolio (“Loomis Sayles Large-Cap Growth”)	Long-term growth of capital.	Loomis, Sayles & Company, L.P.

AST MFS Global Equity Portfolio (“MFS Global Equity”)	Capital growth.	Massachusetts Financial Services Company (“MFS”)

AST MFS Growth Portfolio (“MFS Growth”)	Long-term growth of capital and future, rather than current, income.	MFS

AST MFS Large-Cap Value Portfolio (“MFS Large-Cap Value”)	Capital appreciation.	MFS

AST Mid-Cap Value Portfolio (“Mid-Cap Value”)	Capital growth by investing primarily in mid-capitalization stocks that appear to be undervalued.	EARNEST Partners LLC / WEDGE Capital Management, LLP

AST Neuberger Berman Mid-Cap Growth Portfolio (“Neuberger Berman Mid-Cap Growth”)	Capital growth.	Neuberger Berman Management, LLC

AST Neuberger Berman/LSV Mid-Cap Value Portfolio (“Neuberger Berman/LSV Mid-Cap Value”)	Capital growth.	LSV Asset Management/ Neuberger Berman Management, LLC

AST Parametric Emerging Markets Equity Portfolio (“Parametric Emerging Markets Equity”)	Long-term capital appreciation.	Parametric Portfolio Associates, LLC

AST QMA Emerging Markets Equity Portfolio (“QMA Emerging Markets Equity”)	Long-term capital appreciation.	Quantitative Management Associates LLC (“QMA”)

AST QMA Large-Cap Portfolio (“QMA Large-Cap”)	Long-term capital appreciation.	QMA

AST Small-Cap Growth Portfolio (“Small-Cap Growth”)	Long-term capital growth.	Eagle Asset Management, Inc. / Emerald Mutual Fund Advisers Trust

AST Small-Cap Growth Opportunities Portfolio (“Small-Cap Growth Opportunities”)	Capital growth.	RS Investment Management Company, LLC / Wellington Management
Company, LLP

B2

	Objective	Subadviser(s)
AST Small-Cap Value Portfolio (“Small-Cap Value”)	Long-term capital growth by investing primarily in small capitalization stocks that appear to be undervalued.	ClearBridge Investments, LLC / J.P. Morgan Investment Management, Inc. / Lee Munder Capital Group, LLC

AST T. Rowe Price Equity Income Portfolio (“T. Rowe Price Equity Income”)	Provide substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.	T. Rowe Price Associates, Inc.

AST T. Rowe Price Large-Cap Growth Portfolio (“T. Rowe Price Large-Cap Growth”)	Long-term capital growth by investing predominantly in the equity securities of a limited number of large, carefully selected, high-quality U.S. companies that are judged likely to achieve superior earnings growth.	T. Rowe Price Associates, Inc.

AST T. Rowe Price Natural Resources Portfolio (“T. Rowe Price Natural Resources”)	Long-term capital growth by investing primarily in common stocks of companies that own or develop natural resources (such as energy products, precious metals and forest products) and other basic commodities.	T. Rowe Price Associates, Inc.

AST Templeton Global Bond Portfolio (“Templeton Global Bond”)	Current income with capital appreciation and growth of income.	Franklin Advisers, Inc.

AST Wellington Management Hedged Equity Portfolio (“Wellington Management Hedged Equity”)	To outperform a mix of 50% Russell 3000 Index, 20% MSCI EAFE Index, and 30% Treasury Bill Index over a full market cycle by preserving capital in adverse markets utilizing an options strategy while maintaining equity exposure to benefit from up markets through investments in Wellington Management’s equity investment strategies.	Wellington Management Company, LLP

2.	Accounting Policies

The Trust follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Trust and the Portfolios consistently follow such policies in the preparation of their financial statements.

Securities Valuation:    Each Portfolio holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to AST Investment Services, Inc. and Prudential Investments LLC (“PI”), the co-managers of the Trust (together the “Investment Manager”), with the exception of AQR Emerging Markets Equity for whom PI is the sole Investment Manager. Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The

B3

Valuation Procedures permit a Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each Portfolio’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory Notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter (“OTC”) market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Portfolio securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities:    Subject to guidelines adopted by the Board, each Portfolio may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately

B4

the amount at which the Portfolio has valued the investment. Therefore, a Portfolio may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Portfolio’s Subadviser under the guidelines adopted by the Trustees of the Trust. However, the liquidity of a Portfolio’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation:    The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities — at the current daily rates of exchange.

(ii)  purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Participatory Notes/Warrants:    Certain Portfolios may gain exposure to securities in certain foreign markets through investments in participatory notes (“P-notes”). A Portfolio may purchase P-notes pending the ability to invest directly in a foreign market due to restrictions applicable to foreign investors or other market factors. P-notes are generally issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying security. P-notes involve transaction costs, which may be higher than those applicable to the equity securities. An investment in a P-note may involve risks, including counterparty risk, beyond those normally associated with a direct investment in the underlying security. A Portfolio must rely on the creditworthiness of the counterparty and would have no rights against the issuer of the underlying security. Furthermore, the P-note’s performance may differ from that of the underlying security. The holder of the P-note is entitled to receive from the bank or broker-dealer, an amount equal to dividends paid by the issuer of the underlying security; however, the holder is not entitled to the same rights (e.g., dividends, voting rights) as an owner of the underlying security. There is also no assurance that there will be a secondary trading market for a P-note or that the trading price of a P-note will equal the value of the underlying security.

Forward Currency Contracts:    A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios, as defined in the prospectus, entered into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on investments and foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain or loss, if any, is included in net realized gain or loss on foreign currency transactions. Upon entering into these contracts, risks may arise from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. A Portfolio’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life.

B5

Cross Currency Exchange Contracts:    A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options:    Certain Portfolios either purchased or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Portfolio currently owns or intends to purchase. The Portfolio’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

If an option expires unexercised, the Portfolio realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on written options transactions.

The Portfolio, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. Over-the-counter options involve the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When a Portfolio writes an option on a swap, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Portfolio becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Portfolio becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Portfolio will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts:    A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts.

Certain Portfolios invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Portfolios intend to purchase, against fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates. Portfolios may also use futures to gain additional market exposure. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities. With exchange-traded futures contracts, there is minimal counterparty credit risk to the Portfolios since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Loan Participations:    Certain Portfolios may invest in loan participations. When the Portfolio purchases a loan participation, the Portfolio typically enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. As a result, the Portfolio assumes the credit risk of the borrower, the Selling Participant and any other persons interpositioned between the Portfolio and the borrower. The Portfolio may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participation.

B6

Swap Agreements:    Certain Portfolios may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the over-the-counter market and may be executed in either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered commodities exchange (“Exchange-traded”). Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Exchange-traded swaps pay or receive an amount, known as “variation margin”, based on daily changes in the valuation of the swap contract. Payments received or paid by the Portfolio are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps:    Interest rate swaps represent agreements between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. Certain Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Certain Portfolios used interest rate swaps to either maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments using interest rate swap contracts. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps:    Credit default swaps (“CDS”) involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. Certain Portfolios are subject to credit risk in the normal course of pursuing their investment objectives. Certain Portfolios entered into CDS contracts to provide a measure of protection against defaults or take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. A Portfolio’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the inability of the counterparty to honor the contract up to the notional value based on a credit event.

As a seller of protection on credit default swap agreements, the Portfolio generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Portfolio effectively increases its investment risk because, in addition to its total net assets, the Portfolio may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Portfolio, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Portfolio entered into for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as indicators of the current status of the payment/performance risk. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps:    In a total return swap, one party would receive payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index

B7

or bond, and in return pay a fixed amount. Certain Portfolios are subject to risk exposures associated with the referenced asset in the normal course of pursuing their investment objectives. Certain Portfolios entered into total return swaps to manage their exposure to a security or an index. A Portfolio’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in favor of the Portfolio, from the point of entering into the contract.

Master Netting Arrangements:    Certain Portfolios are subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a sub-adviser may have negotiated and entered into on behalf of the Portfolio. For multi-sleeve Portfolios, different sub-advisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for OTC derivatives under the FASB Accounting Standards Update (“ASU”) 2013-01 disclosure. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off, and the right of set-off is enforceable by law. During the reporting period, there were no instances where the right of set-off existed and management has not elected to offset.

Certain Portfolios are parties to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Portfolio is held in a segregated account by the Portfolio’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Schedule of Investments. Collateral pledged by the Portfolio is segregated by the Portfolio’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Portfolio and the applicable counterparty. Collateral requirements are determined based on the Portfolio’s net position with each counterparty. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Portfolio’s counterparties to elect early termination could impact the Portfolio’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of June 30, 2015, the Portfolios have not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, written options, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Warrants and Rights:    Certain Portfolios of the Trust may hold warrants and rights acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may

B8

specify, at a specific price and time through the expiration dates. The Portfolio holds such warrants and rights as long positions by the Portfolio until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment in kind securities:    Certain fixed income Portfolios may invest in open market or receive pursuant to debt restructuring, securities that pay in kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have the same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income. The interest rate on PIK debt is paid out over time.

Delayed-Delivery Transactions:    Certain Portfolios may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When selling a security on a delayed-delivery basis, the Portfolio forfeits its eligibility to realize future gains and losses with respect to the security.

Securities Lending:    The Portfolios may lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities in the open market using the collateral. The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The Portfolio also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Dollar Rolls:    The Portfolios enter into mortgage dollar rolls in which the Portfolios sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolios forgo principal and interest paid on the securities. The Portfolios are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain. The Portfolios maintain a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls.

Concentration of Risk:    The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Portfolios to meet their obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of the governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized and unrealized gains or losses from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management, that may differ from actual.

REITs:    Certain Portfolios invest in real estate investment trusts, (“REITs”), which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. These estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

B9

Taxes:    For federal income tax purposes, each Portfolio in the Trust is treated as a separate taxpaying entity. The Portfolios are treated as partnerships for tax purposes. No provision has been made in the financial statements for U.S. Federal, state, or local taxes, as any tax liability arising from operations of the Portfolios is the responsibility of the Portfolios’ shareholders (Participating Insurance Companies). The Portfolios are not generally subject to entity-level taxation. Shareholders of each Portfolio are subject to taxes on their distributive share of partnership items.

Withholding taxes on foreign dividends and interest and foreign capital gains tax are accrued in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded.

Distributions:    Distributions from each Portfolio are made in cash and automatically reinvested in additional shares of the Portfolio. Distributions are recorded on the ex-dividend date.

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The Portfolios have entered into investment management agreements with the Investment Manager which provide that the Investment Manager will furnish each Portfolio with investment advice, investment management and administrative services. At June 30, 2015, the Investment Manager has engaged the firms referenced in Note 1 as Subadvisers for their respective Portfolios.

Advisory Fees and Expense Limitations:    The Investment Manager receives an advisory fee, accrued daily and payable monthly, based on the annual rates specified below, using the value of each Portfolio’s average daily net assets, at the respective annual rate specified below. The Investment Manager pays each Subadviser a fee as compensation for advisory services provided to the Portfolios. All amounts paid or payable by the Portfolios to the Investment Manager, under the agreement, are reflected in the Statements of Operations. The Investment Manager has agreed to waive a portion of their management fee and/or reimburse certain Portfolios an amount equal to the amount that the aggregate annual ordinary operating expenses (excluding interest, taxes, and brokerage commissions) exceed the percentage stated below, of the Portfolio’s average daily net assets unless otherwise noted. Each voluntary waiver/reimbursement may be modified or terminated by the investment manager at any time without notice.

	Advisory Fees through June 30, 2015	Effective Advisory Fees	Advisory Fees effective July 1, 2015
AQR Emerging Markets Equity	1.09% first $300 million;	1.09%	0.9325% first $300 million;
	1.08% on next $200 million;		0.9225% on next $200 million;
	1.07% on next $250 million;		0.9125% on next $250 million;
	1.06% on next $2.5 billion;		0.9025% on next $2.5 billion;
	1.05% on next $2.75 billion;		0.8925% on next $2.75 billion;
	1.02% on next $4 billion;		0.8625% on next $4 billion ;
	1.00% in excess of $10 billion		0.8425% in excess of $10 billion
BlackRock iShares ETF	0.89% first $300 million;	0.66%	0.7325% first $300 million;
	0.88% on next $200 million;		0.7225% on next $200 million;
	0.87% on next $250 million;		0.7125% on next $250 million;
	0.86% on next $2.5 billion;		0.7025% on next $2.5 billion;
	0.85% on next $2.75 billion;		0.6925% on next $2.75 billion;
	0.82% on next $4 billion;		0.6625% on next $4 billion;
	0.80% in excess of $10 billion		0.6425% in excess of $10 billion
Boston Partners Large-Cap Value	0.74% first $300 million;	0.73%	0.5825% first $300 million;
	0.73% on next $200 million;		0.5725% on next $200 million;
	0.72% on next $250 million;		0.5625% on next $250 million;
	0.71% on next $2.5 billion;		0.5525% on next $2.5 billion;
	0.70% on next $2.75 billion;		0.5425% on next $2.75 billion;
	0.67% on next $4 billion;		0.5125% on next $4 billion;
	0.65% in excess of $10 billion		0.4925% in excess $ 10 billion
Cohen & Steers Realty	0.99% first $300 million;	0.91%	0.8325% first $300 million;
	0.98% on next $200 million;		0.8225% on next $200 million;
	0.97% on next $250 million;		0.8125% on next $250 million;
	0.96% on next $2.5 billion;		0.8025% on next $2.5 billion;
	0.95% on next $2.75 billion;		0.7925% on next $2.75 billion;
	0.92% on next $4 billion;		0.7625% on next $4 billion;
	0.90% in excess of $10 billion		0.7425% in excess of $10 billion

B10

	Advisory Fees through June 30, 2015	Effective Advisory Fees	Advisory Fees effective July 1, 2015
Goldman Sachs Large-Cap Value	0.74% first $300 million;	0.71%	0.5825% first $300 million;
	0.73% on next $200 million;		0.5725% on next $200 million;
	0.72% on next $250 million;		0.5625% on next $250 million;
	0.71% on next $2.5 billion;		0.5525% on next $2.5 billion;
	0.70% on next $2.75 billion;		0.5425% on next $2.75 billion;
	0.67% on next $4 billion;		0.5125% on next $4 billion;
	0.65% in excess of $10 billion		0.4925% in excess of $10 billion
Goldman Sachs Mid-Cap Growth	0.99% first $300 million;	0.93%	0.8325% first $300 million;
	0.98% on next $200 million;		0.8225% on next $200 million;
	0.97% on next $250 million;		0.8125% on next $250 million;
	0.96% on next $2.5 billion;		0.8025% on next $2.5 billion;
	0.95% on next $2.75 billion;		0.7925% on next $2.75 billion;
	0.92% on next $4 billion;		0.7625% on next $4 billion;
	0.90% in excess of $10 billion		0.7425% in excess of $10 billion
Goldman Sachs Small-Cap Value	0.94% first $300 million;	0.91%	0.7825% first $300 million;
	0.93% on next $200 million;		0.7725% on next $200 million;
	0.92% on next $250 million;		0.7625% on next $250 million;
	0.91% on next $2.5 billion;		0.7525% on next $2.5 billion;
	0.90% on next $2.75 billion;		0.7425% on next $2.75 billion;
	0.87% on next $4 billion;		0.7125% on next $4 billion;
	0.85% in excess of $10 billion		0.6925% in excess of $10 billion
Herndon Large-Cap Value	0.84% first $300 million;	0.68%	0.6825% first $300 million;
	0.83% on next $200 million;		0.6725% on next $200 million;
	0.82% on next $250 million;		0.6625% on next $250 million;
	0.81% on next $2.5 billion;		0.6525% on next $2.5 billion;
	0.80% on next $2.75 billion;		0.6425% on next $2.75 billion;
	0.77% on next $4 billion;		0.6125% on next $4 billion;
	0.75% in excess of $10 billion		0.5925% in excess of $10 billion
International Growth	0.99% first $300 million;	0.95%	0.8325% first $300 million;
	0.98% on next $200 million;		0.8225% on next $200 million;
	0.97% on next $250 million;		0.8125% on next $250 million;
	0.96% on next $2.5 billion;		0.8025% on next $2.5 billion;
	0.95% on next $2.75 billion;		0.7925% on next $2.75 billion;
	0.92% on next $4 billion;		0.7625% on next $4 billion;
	0.90% in excess of $10 billion		0.7425% in excess of $10 billion
International Value	0.99% first $300 million;	0.97%	0.8325% first $300 million;
	0.98% on next $200 million;		0.8225% on next $200 million;
	0.97% on next $250 million;		0.8125% on next $250 million;
	0.96% on next $2.5 billion;		0.8025% on next $2.5 billion;
	0.95% on next $2.75 billion;		0.7925% on next $2.75 billion;
	0.92% on next $4 billion;		0.7625% on next $4 billion;
	0.90% in excess of $10 billion		0.7425% in excees of $10 billion
J.P. Morgan International Equity	0.99% first $75 million;	0.86%	0.8325% first $75 million;
	0.84% on next $225 million;		0.6825% on next $225 million;
	0.83% on next $200 million;		0.6725% on next $200 million;
	0.82% on next $250 million;		0.6625% on next $250 million;
	0.81% on next $2.5 billion;		0.6525% on next $2.5 billion;
	0.80% on next $2.75 billion;		0.6425% on next $2.75 billion;
	0.77% on next $4 billion;		0.6125% on next $4 billion;
	0.75% in excess of $10 billion		0.5925% in excess of $10 billion
Jennison Large-Cap Growth	0.89% first $300 million;	0.88%	0.7325% first $300 million;
	0.88% on next $200 million;		0.7225% on next $200 million;
	0.87% on next $250 million;		0.7125% on next $250 million;
	0.86% on next $2.5 billion;		0.7025% on next $2.5 billion;
	0.85% on next $2.75 billion;		0.6925% on next $2.75 billion;
	0.82% on next $4 billion;		0.6625% on next $4 billion;
	0.80% in excess of $10 billion		0.6425% in excess of $10 billion
Large-Cap Value	0.74% first $300 million;	0.72%	0.5825% first $300 million;
	0.73% on next $200 million;		0.5725% on next $200 million;
	0.72% on next $250 million;		0.5625% on next $250 million;
	0.71% on next $2.5 billion;		0.5525% on next $2.5 billion;
	0.70% on next $2.75 billion;		0.5425% on next $2.75 billion;
	0.67% on next $4 billion;		0.5125% on next $4 billion;
	0.65% in excess of $10 billion		0.4925% in excess of $10 billion
Loomis Sayles Large-Cap Growth	0.89% first $300 million;	0.81%	0.7325% first $300 million;
	0.88% on next $200 million;		0.7225% on next $200 million;
	0.87% on next $250 million;		0.7125% on next $250 million;
	0.86% on next $2.5 billion;		0.7025% on next $2.5 billion;
	0.85% on next $2.75 billion;		0.6925% on next $2.75 billion;
	0.82% on next $4 billion;		0.6625% on next $4 billion;
	0.80% in excess of $10 billion		0.6425% in excess of $10 billion

B11

	Advisory Fees through June 30, 2015	Effective Advisory Fees	Advisory Fees effective July 1, 2015
MFS Global Equity	0.99% first $300 million;	0.98%	0.8325% first $300 million;
	0.98% on next $200 million;		0.8225% on next $200 million;
	0.97% on next $250 million;		0.8125% on next $250 million;
	0.96% on next $2.5 billion;		0.8025% on next $2.5 billion;
	0.95% on next $2.75 billion;		0.7925% on next $2.75 billion;
	0.92% on next $4 billion;		0.7625% on next $4 billion;
	0.90% in excess of $10 billion		0.7425% in excess of $10 billion
MFS Growth	0.89% first $300 million;	0.87%	0.7325% first $300 million;
	0.88% on next $200 million;		0.7225% on next $200 million;
	0.87% on next $250 million;		0.7125% on next $250 million;
	0.86% on next $2.5 billion;		0.7025% on next $2.5 billion;
	0.85% on next $2.75 billion;		0.6925% on next $2.75 billion;
	0.82% on next $4 billion;		0.6625% on next $4 billion;
	0.80% in excess of $10 billion		0.6425% in excess of $10 billion
MFS Large-Cap Value	0.84% first $300 million;	0.83%	0.6825% first to $300 million;
	0.83% on next $200 million;		0.6725% on next $200 million;
	0.82% on next $250 million;		0.6625% on next $250 million;
	0.81% on next $2.5 billion;		0.6525% on next $2.5 billion;
	0.80% on next $2.75 billion;		0.6425% on next $2.75 billion;
	0.77% on next $4 billion;		0.6125% on next $4 billion;
	0.75% in excess of $10 billion		0.5925% in excess of $10 billion
Mid-Cap Value	0.94% first $300 million;	0.94%	0.7825% first $300 million;
	0.93% on next $200 million;		0.7725% on next $200 million;
	0.92% on next $250 million;		0.7625% on next $250 million;
	0.91% on next $2.5 billion;		0.7525% on next $2.5 billion;
	0.90% on next $2.75 billion;		0.7425% on next $2.75 billion;
	0.87% on next $4 billion;		0.7125% on next $4 billion;
	0.85% in excess of $10 billion		0.6925% in excess of $10 billion
Neuberger Berman Mid-Cap Growth	0.89% first $300 million;	0.87%	0.7325% first $300 million;
	0.88% on next $200 million;		0.7225% on next $200 million;
	0.87% on next $250 million;		0.7125% on next $250 million;
	0.86% on next $250 million;		0.7025% on next $250 million;
	0.81% on next $2.25 billion;		0.6525% on next $2.25 billion;
	0.80% on next $2.75 billion;		0.6425% on next $2.75 billion;
	0.77% on next $4 billion;		0.6125% on next $4 billion;
	0.75% in excess of $10 billion		0.5925% over $10 billion
Neuberger Berman/LSV Mid-Cap Value	0.89% first $300 million;	0.87%	0.7325% first $300 million;
	0.88% on next $200 million;		0.7225% on next $200 million;
	0.87% on next $250 million;		0.7125% on next $250 million;
	0.86% on next $250 million;		0.7025% on next $250 million;
	0.81% on next $2.25 billion;		0.6525% on next $2.25 billion;
	0.80% on next $2.75 billion;		0.6425% on next $2.75 billion;
	0.77% on next $4 billion;		0.6125% on next $4 billion;
	0.75% in excess of $10 billion		0.5925% in excess of $10 billion
Parametric Emerging Markets Equity	1.09% first $300 million;	1.08%	0.9325% first $300 million;
	1.08% on next $200 million;		0.9225% on next $200 million;
	1.07% on next $250 million;		0.9125% on next $250 million;
	1.06% on next $2.5 billion;		0.9025% on next $2.5 billion;
	1.05% on next $2.75 billion;		0.8925% on next $2.75 billion;
	1.02% on next $4 billion;		0.8625% on next $4 billion;
	1.00% in excess of $10 billion		0.8425% in excess of $10 billion
QMA Emerging Markets Equity	1.09% first $300 million;	1.09%	0.9325% first $300 million;
	1.08% on next $200 million;		0.9225% on next $200 million;
	1.07% on next $250 million;		0.9125% on next $250 million;
	1.06% on next $2.5 billion;		0.9025% on next $2.5 billion;
	1.05% on next $2.75 billion;		0.8925% on next $2.75 billion;
	1.02% on next $4 billion;		0.8625% on next $4 billion;
	1.00% in excess of $10 billion		0.8425% in excess of $10 billion
QMA Large-Cap	0.74% first $300 million;	0.70%**	0.5825% of first $300 million;
	0.73% on next $200 million;		0.5725% on next $200 million;
	0.72% on next $250 million;		0.5625% on next $250 million;
	0.71% on next $2.5 billion;		0.5525% on next $2.5 billion;
	0.70% on next $2.75 billion;		0.5425% on next $2.75 billion;
	0.67% on next $4 billion;		0.5125% on next $4 billion;
	0.65% in excess of $10 billion		0.4925% in excess of $10 billion
Small-Cap Growth	0.89% first $300 million;	0.88%	0.7325% first $300 million;
	0.88% on next $200 million;		0.7225% on next $200 million;
	0.87% on next $250 million;		0.7125% on next $250 million;
	0.86% on next $2.5 billion;		0.7025% on next $2.5 billion;
	0.85% on next $2.75 billion;		0.6925% on next $2.75 billion;
	0.82% on next $4 billion;		0.6625% on next $4 billion;
	0.80% in excess of $10 billion		0.6425% in excess of $10 billion

B12

	Advisory Fees through June 30, 2015	Effective Advisory Fees		Advisory Fees effective July 1, 2015
Small-Cap Growth Opportunities	0.94% first $300 million;	0.93%		0.7825% first $300 million;
	0.93% on next $200 million;			0.7725% on next $200 million;
	0.92% on next $250 million;			0.7625% on next $250 million;
	0.91% on next $2.5 billion;			0.7525% on next $2.5 billion;
	0.90% on next $2.75 billion;			0.7425% on next $2.75 billion;
	0.87% on next $4 billion;			0.7125% on next $4 billion;
	0.85% in excess of $10 billion			0.6925% in excess of $10 billion
Small-Cap Value	0.89% first $300 million;	0.87%		0.7325% first $300 million;
	0.88% on next $200 million;			0.7225% on next $200 million;
	0.87% on next $250 million;			0.7125% on next $250 million;
	0.86% on next $2.5 billion;			0.7025% on next $2.5 billion;
	0.85% on next $2.75 billion;			0.6925% on next $2.75 billion;
	0.82% on next $4 billion;			0.6625% on next $4 billion;
	0.80% in excess of $10 billion			0.6425% in excess of $10 billion
T. Rowe Price Equity Income	0.74% first $300 million;	0.72%		.5825% first $300 million;
	0.73% on next $200 million;			0.5725% on next $200 million;
	0.72% on next $250 million;			0.5625% on next $250 million;
	0.71% on next $2.5 billion;			0.5525% on next $2.5 billion;
	0.70% on next $2.75 billion;			0.5425% on next $2.75 billion;
	0.67% on next $4 billion;			0.5125% on next $4 billion;
	0.65% in excess of $10 billion			0.4925% in excess of $10 billion
T. Rowe Price Large-Cap Growth	0.89% first $300 million;	0.83	%***	0.7325% first $300 million;
	0.88% on next $200 million;			0.7225% on next $200 million;
	0.87% on next $250 million;			0.7125% on next $250 million;
	0.86% on next $250 million;			0.7025% on next $250 million;
	0.81% on next $2.25 billion;			0.6525% on next $2.25 billion;
	0.80% on next $2.75 billion;			0.6425% on next $2.75 billion;
	0.77% on next $4 billion;			0.6125% on next $4 billion;
	0.75% in excess of $10 billion			0.5925% in excess of $10 billion
T. Rowe Price Natural Resources	0.89% first $300 million;	0.88%		0.7325% first $300 million;
	0.88% on next $200 million;			0.7225% on next $200 million;
	0.87% on next $250 million;			0.7125% on next $250 million;
	0.86% on next $2.5 billion;			0.7025% on next $2.5 billion;
	0.85% on next $2.75 billion;			0.6925% on next $2.75 billion;
	0.82% on next $4 billion;			0.6625% on next $4 billion;
	0.80% in excess of $10 billion			0.6425% in excess of $10 billion
Templeton Global Bond	0.79% first $300 million;	0.78%		0.6325% first $300 million;
	0.78% on next $200 million;			0.6225% on next $200 million;
	0.77% on next $250 million;			0.6125% on next $250 million;
	0.76% on next $2.5 billion;			0.6025% on next $2.5 billion;
	0.75% on next $2.75 billion;			0.5925% on next $2.75 billion;
	0.72% on next $4 billion;			0.5625% on next $4 billion;
	0.70% in excess of $10 billion			0.5425% in excess of $10 billion
Wellington Management Hedged Equity	0.99% first $300 million;	0.97%		0.8325% first to $300 million;
	0.98% on next $200 million;			0.8225% on next $200 million;
	0.97% on next $250 million;			0.8125% on next $250 million;
	0.96% on next $2.5 billion;			0.8025% on next $2.5 billion;
	0.95% on next $2.75 billion;			0.7925% on next $2.75 billion;
	0.92% on next $4 billion;			0.7625% on next $4 billion;
	0.90% in excess of $10 billion			0.7425% in excess of $10 billion

	Fee Waivers and/or Expense Limitations through June 30, 2015	Fee Waivers and/or Expense Limitations effective July 1, 2015
BlackRock iShares ETF	*	*
Boston Partners Large-Cap Value	voluntarily limit expense to 0.85%	voluntarily limit expense to 0.85%
Cohen & Steers Realty	contractually waive 0.07%	contractually waive 0.07%
	through June 30, 2015	through June 30, 2016
Goldman Sachs Large-Cap Value	contractually waive 0.013%	contractually waive 0.013%
	through June 30, 2016	through October 31, 2016
Goldman Sachs Mid-Cap Growth	contractually waive 0.053%	contractually waive 0.053%
	through June 30, 2015	through October 31, 2016
Goldman Sachs Small-Cap Value	contractually waive 0.013%	contractually waive 0.013%
	through June 30, 2015	through June 30, 2016
Herndon Large-Cap Value	contractually waive 0.15%	contractually waive 0.15%
	through June 30, 2016	through June 30, 2016
International Growth	contractually waive 0.013%	contractually waive 0.013%
	through June 30, 2015	through June 30, 2016
Loomis Sayles Large-Cap Growth	contractually waive 0.06%	contractually waive 0.06%
	through June 30, 2015	through June 30, 2016

B13

	Fee Waivers and/or Expense Limitations through June 30, 2015	Fee Waivers and/or Expense Limitations effective July 1, 2015
Mid-Cap Value	N/A	contractually waive 0.01%
through June 30, 2016
Neuberger Berman Mid-Cap Growth	contractually waive 0.005%	contractually waive 0.005%
	through May 1, 2015	through October 31, 2016
Neuberger Berman/LSV Mid-Cap Value	contractually waive 0.003%	contractually waive 0.003%
	through May 1, 2015	through June 30, 2016
T. Rowe Price Equity Income	effective April 1, 2015, contractually waive 0.002% through June 30, 2016	contractually waive 0.002% through October 31, 2016
T. Rowe Price Large-Cap Growth	effective April 1, 2015, contractually waive 0.002% through June 30, 2016	contractually waive 0.002% through June 30, 2016
T. Rowe Price Natural Resources	effective April 1, 2015, contractually waive 0.002% through June 30, 2016	contractually waive 0.002% through June 30, 2016

*	The Investment Manager has contractually agreed to waive a portion of the investment management fee equal to the acquired fund fees and expenses due to investments in iShares ETFs. In addition, the Investment Manager has contractually agreed to waive a portion of the investment management fee and/or reimburse certain expenses for the Portfolio so that the Portfolio’s investment management fee (after the waiver described above) and other expenses (including distribution fees, acquired fund fees and expenses, and other expenses excluding taxes, interest and brokerage commissions) do not exceed 1.02% of the Portfolio’s average daily net assets through June 30, 2016. This arrangement may not be terminated or modified prior to June 30, 2016, and may be discontinued or modified thereafter.

**	The manager has voluntarily agreed to waive two-thirds of the incremental increase in their net management fee as a result of the underlying voluntary subadvisor fee discount. For the six months ended June 30, 2015 the manager waived 0.02%.

***	The manager has voluntarily agreed to waive two-thirds of the incremental increase in their net management fee as a result of the underlying voluntary subadvisor fee discount through February 28, 2015. For the six months ended June 30, 2015 the manager waived 0.01%.

AST Investment Services, Inc., Jennison, PI, PIM and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Portfolios have entered into a brokerage commission recapture agreement with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Portfolio on whose behalf the trades were made. Commission recapture is paid solely to those Portfolios generating the applicable trades. Such amounts are included within realized gain or loss on investment transactions presented in the Statement of Operations. For the six months ended June 30, 2015, brokerage commission recaptured under these agreements was as follows:

Amount
Cohen & Steers Realty	$28,904
Goldman Sachs Large-Cap Value	37,814
Goldman Sachs Mid-Cap Growth	11,879
Goldman Sachs Small-Cap Value	11,141
Herndon Large-Cap Value	128
International Growth	56,146
International Value	1,709
J.P. Morgan International Equity	25
Jennison Large Cap Growth	29,235
Loomis Sayles Large-Cap Growth	34,567
MFS Global Equity	834
MFS Growth	12,733
MFS Large-Cap Value	3,429
Mid-Cap Value	2,944
Neuberger Berman Mid-Cap Growth	72,252
Neuberger Berman/LSV Mid-Cap Value	58,596
QMA Emerging Markets Equity	3,647

B14

Amount
Small-Cap Growth	$54,668
Small-Cap Growth Opportunities	5,179
Small-Cap Value	18,590
T. Rowe Price Equity Income	1,998
T. Rowe Price Large-Cap Growth	7,303
T. Rowe Price Natural Resources	11,355
Wellington Management Hedged Equity	11,276

4.	Other Transactions with Affiliates

The Trust has entered into an agreement with Prudential Annuities Distributors, Inc. (“PAD”), an indirect, wholly-owned subsidiary of Prudential Financial, Inc. PAD serves as the distributor for the shares of each Portfolio of the Trust. Each class of shares is offered and redeemed at its net asset value without any sales load. The Trust has adopted a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the 12b-1 Plan) for the shares of each Portfolio of the Trust. Under the 12b-1 Plan, the shares of each covered Portfolio are charged an annual fee to compensate PAD and its affiliates for providing various administrative and distribution services to each covered Portfolio. The annual shareholder services and distribution (12b-1) fee for each covered Portfolio’s shares is 0.10% of the average daily net assets of each Portfolio. Effective July 1, 2015, the annual shareholder services and distribution (12b-1) fee for each covered Portfolio’s shares is 0.25% of the average daily net assets of each Portfolio.

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent of the Portfolios. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Certain officers and Trustees of the Trust are officers, employees or directors of the Investment Manager. The Trust pays no compensation directly to its officers, employees or interested Trustees. The Investment Manager also pays for occupancy and certain clerical and administrative expenses. The Trust bears all other costs and expenses.

The Trust invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Trust’s securities lending agent. Earnings from securities lending are disclosed on the Statement of Operations as “Affiliated income from securities lending, net”. For the six months ended June 30, 2015, PIM was compensated for the securities lending as follows:

Amount
AQR Emerging Markets Equity	$2,427
BlackRock iShares ETF	36,571
Boston Partners Large-Cap Value	1,918
Cohen & Steers Realty	6,822
Goldman Sachs Large-Cap Value	15,164
Goldman Sachs Mid-Cap Growth	17,177
Goldman Sachs Small-Cap Value	65,464
Herndon Large-Cap Value	51,608
International Growth	98,236
International Value	35,079
J.P. Morgan International Equity	682
Jennison Large-Cap Growth	20,051
Large-Cap Value	19,385
Loomis Sayles Large-Cap Growth	28,765
MFS Global Equity	11,814
MFS Growth	8,123
MFS Large-Cap Value	2,052
Mid-Cap Value	1,468
Neuberger Berman Mid-Cap Growth	22,300

B15

Amount
Neuberger Berman/LSV Mid-Cap Value	$80,683
Parametric Emerging Markets Equity	6,010
QMA Emerging Markets Equity	1,533
QMA Large-Cap	12,583
Small-Cap Growth	100,363
Small-Cap Growth Opportunities	250,582
Small-Cap Value	48,440
T. Rowe Price Equity Income	82,163
T. Rowe Price Large-Cap Growth	31,446
T. Rowe Price Natural Resources	22,100
Wellington Management Hedged Equity	28,664

5.	Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments and U.S. Government securities, for the six months ended June 30, 2015, were as follows:

	Cost of Purchases	Proceeds from Sales
AQR Emerging Markets Equity	$51,187,725	$80,594,360
BlackRock iShares ETF	77,739,449	37,153,123
Boston Partners Large-Cap Value	353,786,076	186,099,828
Cohen & Steers Realty	294,761,180	321,476,830
Goldman Sachs Large-Cap Value	681,519,605	796,263,093
Goldman Sachs Mid-Cap Growth	198,606,686	243,183,718
Goldman Sachs Small-Cap Value	188,303,880	176,542,471
Herndon Large-Cap Value	229,954,312	265,920,311
International Growth	787,283,205	1,188,587,032
International Value	294,104,387	711,147,968
J.P. Morgan International Equity	29,811,267	28,386,916
Jennison Large-Cap Growth	495,914,332	163,692,731
Large-Cap Value	421,735,169	314,510,489
Loomis Sayles Large-Cap Growth	113,327,729	626,268,132
MFS Global Equity	60,423,468	42,663,924
MFS Growth	210,012,606	465,765,386
MFS Large-Cap Value	30,133,667	59,287,280
Mid-Cap Value	65,685,409	96,627,163
Neuberger Berman Mid-Cap Growth	170,491,264	216,384,191
Neuberger Berman/LSV Mid-Cap Value	108,529,668	163,316,866
Parametric Emerging Markets Equity	31,300,199	56,009,145
QMA Emerging Markets Equity	89,243,554	115,353,596
QMA Large-Cap	1,620,754,936	1,368,902,145
Small-Cap Growth	188,749,545	305,743,732
Small-Cap Growth Opportunities	350,465,671	359,231,095
Small-Cap Value	402,905,051	575,082,412
T. Rowe Price Equity Income	89,041,414	405,559,321
T. Rowe Price Large-Cap Growth	529,331,613	429,968,627
T. Rowe Price Natural Resources	235,944,189	234,342,559
Templeton Global Bond	117,571,323	101,573,473
Wellington Management Hedged Equity	495,468,399	770,462,253

B16

Written options transactions, during the six months ended June 30, 2015, were as follows:

	Wellington Management Hedged Equity
	Number of Contracts/ Notional Amount	Premium
Balance at beginning of period	802,500	$22,579,369
Written options	1,605,000	53,451,208
Expired options	(802,500)	(12,949,359)
Exercised options	—	—
Closed options	(535,000)	(18,173,746)

Balance at end of period	1,070,000	$44,907,472

6.	Tax Information

All Portfolios are treated as partnerships for tax purposes. The character of the cash distributions, if any, made by the partnerships is generally classified as return of capital nontaxable distributions. After each fiscal year each shareholder of record will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value. The Portfolios generally attempt to manage their diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Management has analyzed the Portfolios’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provisions for income tax are required in the Portfolios’ financial statements for the current reporting period. The Portfolios’ federal, state and local income tax returns for tax years or which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

7.	Line of Credit

The Portfolios, along with other affiliated registered investment companies (the “Funds”), were parties to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA was to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 9, 2014 through October 8, 2015. The Funds pay an annualized commitment fee of 0.075% on the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

	Average Advances Outstanding During the Period	Average Interest Rate	Number of Days Advances Outstanding During the Period	Maximum Advance Outstanding During the Period	Outstanding Borrowings at June 30, 2015
Cohen & Steers Realty	$2,921,043	1.43%	23	$7,029,000	$—
Goldman Sachs Large-Cap Value	1,086,000	1.44%	1	1,086,000	1,086,000
Goldman Sachs Mid-Cap Growth	583,500	1.42%	6	725,000	—
Goldman Sachs Small-Cap Value	482,000	1.43%	1	482,000	—
International Growth	1,492,684	1.43%	19	3,780,000	3,780,000
International Value	1,864,410	1.44%	39	7,393,000	7,146,000
Jennison Large-Cap Growth	242,000	1.43%	1	242,000	—
MFS Global Equity	266,000	1.44%	1	266,000	—
Neuberger Berman Mid-Cap Growth	1,148,000	1.42%	2	1,692,000	—
Neuberger Berman/LSV Mid-Cap Value	793,714	1.42%	7	1,436,000	—
Parametric Emerging Markets Equity	2,108,724	1.43%	29	4,696,000	1,197,000
QMA Emerging Markets	313,000	1.44%	1	313,000	—

B17

	Average Advances Outstanding During the Period	Average Interest Rate	Number of Days Advances Outstanding During the Period	Maximum Advance Outstanding During the Period	Outstanding Borrowings at June 30, 2015
QMA Large-Cap	$1,861,000	1.43%	1	$1,861,000	$—
Small-Cap Growth	2,384,600	1.42%	15	21,618,000	—
Small-Cap Growth Opportunities	611,833	1.43%	12	1,486,000	—
Small-Cap Value	988,462	1.42%	13	4,184,000	—
T. Rowe Price Large-Cap Growth	2,407,000	1.42%	1	2,407,000	—
T. Rowe Price Natural Resources	1,725,667	1.43%	6	3,898,000	—

8.	Capital

The Declaration of Trust permits the Trust’s Board of Trustees to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest with a par value of $.001 per share.

9.	Reorganization

On September 18, 2014, The Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Plan”) which provided for the transfer of all the assets of the Prudential Series Fund, Inc. (“PSF”) — SP International Value Portfolio (“Merged Portfolio”) for shares of the AST International Value Portfolio (“Acquiring Portfolio”) and the assumption of the liabilities of the Merged Portfolio. Shareholders approved the Plan at a meeting on March 13, 2015 and the reorganization took place on April 24, 2015.

The purpose of the transaction was to combine two portfolios with substantially similar investment objectives and policies.

The acquisition was accomplished by a tax-free exchange of the following shares on April 24, 2015:

Merged Portfolio	Shares	Acquiring Portfolio	Shares	Value
PSF SP International Value Portfolio	10,987,955	AST International Value Portfolio	4,812,934	$90,867,679

For financial reporting purposes, assets received and shares issued by AST International Value Portfolio were recorded at fair value; however, the cost basis of the investments received from PSF SP International Value Portfolio was carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized appreciation immediately before the acquisition were as follows:

Merged Portfolio	Net Assets	Unrealized Appreciation	Acquiring Portfolio	Net Assets
PSF SP International Value Portfolio	$90,867,679	$7,150,594	AST International Value Portfolio	$2,270,530,693

Assuming the acquisition had been completed on January 1, 2015, AST International Value Portfolio results of operations for the six months ended June 30, 2015 were as follows:

Net investment income	$33,494,026	(a)
Net realized and unrealized gain (loss) on investments	121,924,963	(b)

Net increase (decrease) in net assets resulting from operations	$155,418,989

(a)	$32,847,607, as reported in the Statement of Operations, plus $646,419 Net Investment Income from PSF SP International Value Portfolio pre-merger.
(b)	$113,672,251 as reported in the Statement of Operations, plus $8,252,712 Net Realized and Unrealized Gain (Loss) on Investments from PSF SP International Value Portfolio pre-merger.

Because both PSF SP International Value Portfolio and AST International Value Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

B18

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of PSF SP International Value Portfolio that have been included in AST International Value Portfolio’s Statement of Operations since April 24, 2015.

On September 11, 2013, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Plan”) which provided for the transfer of all the assets of the AST Goldman Sachs Concentrated Growth Portfolio (“Merged Portfolio”) for shares of the AST Loomis Sayles Large-Cap Growth Portfolio (“Acquiring Portfolio”) and the assumption of the liabilities of the Merged Portfolio. Shareholders approved the Plan at a meeting on January 15, 2014 and the reorganization took place on February 7, 2014.

The purpose of the transaction was to combine two Portfolios with substantially similar investment objectives and policies. The Acquiring Portfolio has the same contractual investment management fee and lower annualized operating expenses as well as stronger historical investment performance.

The acquisition was accomplished by a tax-free exchange of the following shares on February 7, 2014:

Merged Portfolio	Shares	Acquiring Portfolio	Shares	Value
AST Goldman Sachs Concentrated Growth Portfolio	12,306,593	AST Loomis Sayles Large-Cap Growth Portfolio	17,243,698	$493,120,872

For financial reporting purposes, assets received and shares issued by AST Loomis Sayles Large-Cap Growth Portfolio were recorded at fair value; however, the cost basis of the investments received from AST Goldman Sachs Concentrated Growth Portfolio was carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized appreciation immediately before the acquisition were as follows:

Merged Portfolio	Net Assets	Unrealized Appreciation	Acquiring Portfolio	Net Assets
AST Goldman Sachs Concentrated Growth Portfolio	$493,120,872	$64,868,546	AST Loomis Sayles Large-Cap Growth Portfolio	$2,082,393,988

Assuming the acquisition had been completed on January 1, 2014, AST Loomis Sayles Large-Cap Growth Portfolio’s results of operations for the year ended December 31, 2014 were as follows:

Net investment income	$14,512,214	(a)
Net realized and unrealized gain (loss) on investments	278,695,178	(b)

Net increase (decrease) in net assets resulting from operations	$293,207,392

(a)	$14,607,906, as reported in the Statement of Operations, plus $(95,692) Net Investment Loss from AST Goldman Sachs Concentrated Growth Portfolio pre-merger.
(b)	$286,092,739, as reported in the Statement of Operations, plus $(7,397,561) Net Realized and Unrealized Gain (Loss) on Investments from AST Goldman Sachs Concentrated Growth Portfolio pre-merger.

Because both AST Goldman Sachs Concentrated Growth Portfolio and AST Loomis Sayles Large-Cap Growth Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of AST Goldman Sachs Concentrated Growth Portfolio that have been included in AST Loomis Sayles Large-Cap Growth Portfolio’s Statement of Operations since February 7, 2014.

At a meeting held on June 15, 2015, the Board of Trustees of the Trust approved plans of reorganization whereby the Target Portfolios would be acquired by the respective Acquiring Portfolios of the Advanced Series Trust, in the table below.

Target Portfolios	Acquiring Portfolios
Neuberger Berman Mid-Cap Growth	Goldman Sachs Mid-Cap Growth
T. Rowe Price Equity Income	Goldman Sachs Large-Cap Value

B19

The reorganizations are currently pending shareholder approval. A special meeting of shareholders of each Target Portfolio will be held on or about October 5, 2015 where shareholders of each Target Portfolio will be asked to approve or disapprove the respective plan of reorganization. It is expected that each reorganization, if approved, would be completed on or about October 16, 2015.

10.	Ownership

As of June 30, 2015, substantially all shares of the Portfolios were owned of record by the following affiliates of the Trust: Prudential Annuities Life Assurance Corporation (“PALAC”), Pruco Life Insurance Company of New Jersey (“PLNJ”), Pruco Life Insurance Company (“PLAZ”) and Prudential Insurance Company of America (“PICA”) on behalf of the owners of the variable insurance products issued by each of these entities; and by other Portfolios of the Advanced Series Trust as part of their investments.

11.	New Accounting Pronouncement

In May 2015, the FASB issued ASU No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for the Fund for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

B20

Financial Highlights

(Unaudited)

	AST AQR Emerging Markets Equity Portfolio
	Six Months Ended June 30, 2015(d)		Year Ended December 31, 2014(d)	February 25, 2013(c) through December 31, 2013
Per Share Operating Performance:
Net Asset Value, beginning of period	$9.92		$10.24	$10.00

Income (Loss) From Investment Operations:
Net investment income	.06		.12	.13
Net realized and unrealized gain (loss) on investments	.19		(.44)	.11

Total from investment operations	.25		(.32)	.24

Net Asset Value, end of period	$10.17		$9.92	$10.24

Total Return(a)	2.52%		(3.13)%	2.40%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$234.8		$263.8	$174.7
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.36	%(e)	1.35%	1.40	%(e)
Expenses Before Waivers and/or Expense Reimbursement	1.36	%(e)	1.35%	1.40	%(e)
Net investment income	1.24	%(e)	1.16%	1.31	%(e)
Portfolio turnover rate	23	%(f)	69%	109	%(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)	Not annualized.

	AST BlackRock iShares ETF Portfolio
	Six Months Ended June 30, 2015(d)		Year Ended December 31, 2014(d)	April 29, 2013(c) through December 31, 2013(d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.00		$10.62	$10.00

Income From Investment Operations:
Net investment income	.07		.18	.14
Net realized and unrealized gain on investments	.15		.20	.48

Total from investment operations	.22		.38	.62

Net Asset Value, end of period	$11.22		$11.00	$10.62

Total Return(a)	2.00%		3.58%	6.20%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$280.8		$232.9	$114.6
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.81	%(e)	.81%	.84	%(e)
Expenses Before Waivers and/or Expense Reimbursement	1.04	%(e)	1.06%	1.26	%(e)
Net investment income	1.20	%(e)	1.63%	1.99	%(e)
Portfolio turnover rate	15	%(f)	40%	36	%(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Financial Highlights

(Unaudited)

	AST Boston Partners Large-Cap Value Portfolio
	Six Months Ended June 30, 2015(c)		Year Ended December 31,
			2014(c)	2013(c)	2012	2011	2010
Per Share Operating Performance:
Net Asset Value, beginning of period	$18.26		$16.56	$12.60	$11.19	$11.96	$10.55

Income (Loss) From Investment Operations:
Net investment income	.09		.12	.09	.09	.05	.05
Net realized and unrealized gain (loss) on investments	(.05)		1.58	3.87	1.38	(.75)	1.39

Total from investment operations	.04		1.70	3.96	1.47	(.70)	1.44

Less Distributions:	—		—	—	(.06)	(.07)	(.03)

Net Asset Value, end of period	$18.30		$18.26	$16.56	$12.60	$11.19	$11.96

Total Return(a)	.22%		10.27%	31.43%	13.24%	(5.87)%	13.72%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$847.8		$696.1	$658.6	$1,437.8	$783.5	$864.0
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.85	%(d)	.81%	.83%	.85%	.86%	.87%
Expenses Before Waivers and/or Expense Reimbursement	.85	%(d)	.86%	.85%	.87%	.87%	.87%
Net investment income	1.03	%(d)	.72%	.65%	.99%	.49%	.55%
Portfolio turnover rate	24	%(e)	112%	47%	49%	107%	52%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Annualized.

(e)	Not annualized.

	AST Cohen & Steers Realty Portfolio
	Six Months Ended June 30, 2015		Year Ended December 31,
			2014	2013	2012	2011	2010
Per Share Operating Performance:
Net Asset Value, beginning of period	$9.91		$7.57	$7.34	$6.46	$6.10	$4.82

Income (Loss) From Investment Operations:
Net investment income	.06		.14	.03	.02	.09	.05
Net realized and unrealized gain (loss) on investments	(.56)		2.20	.20	.97	.31	1.32

Total from investment operations	(.50)		2.34	.23	.99	.40	1.37

Less Distributions:	—		—	—	(.11)	(.04)	(.09)

Capital Contributions(c):	—		—	—	—	— (d)	—

Net Asset Value, end of period	$9.41		$9.91	$7.57	$7.34	$6.46	$6.10

Total Return(a)	(5.05)%		30.91%	3.13%	15.35%	6.59%	28.69%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$769.8		$857.4	$677.5	$632.9	$531.6	$549.6
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.03	%(e)	1.00%	1.04%	1.12%	1.13%	1.14%
Expenses Before Waivers and/or Expense Reimbursement	1.10	%(e)	1.11%	1.11%	1.13%	1.14%	1.14%
Net investment income	1.12	%(e)	1.46%	.45%	.13%	1.39%	.95%
Portfolio turnover rate	35	%(f)	48%	77%	103%	119%	111%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	The Portfolio received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Portfolio shares during the fiscal year ended December 31, 2011. The Portfolio was not involved in the proceedings or in the calculation of the amount of settlement.

(d)	Less than $0.005 per share.

(e)	Annualized.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C2

Financial Highlights

(Unaudited)

	AST Goldman Sachs Large-Cap Value Portfolio
	Six Months Ended June 30, 2015(c)		Year Ended December 31,
			2014(c)	2013	2012	2011	2010(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$26.62		$23.53	$17.62	$14.91	$15.93	$14.35

Income (Loss) From Investment Operations:
Net investment income	.16		.27	.24	.19	.20	.14
Net realized and unrealized gain (loss) on investments	.23		2.82	5.67	2.72	(1.07)	1.67

Total from investment operations	.39		3.09	5.91	2.91	(.87)	1.81

Less Distributions:	—		—	—	(.20)	(.15)	(.23)

Net Asset Value, end of period	$27.01		$26.62	$23.53	$17.62	$14.91	$15.93

Total Return(a)	1.47%		13.13%	33.54%	19.67%	(5.52)%	12.89%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,682.4		$1,732.7	$1,652.2	$1,455.3	$1,185.3	$894.8
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.83	%(d)	.83%	.84%	.84%	.86%	.87%
Expenses Before Waivers and/or Expense Reimbursement	.84	%(d)	.84%	.85%	.87%	.87%	.88%
Net investment income	1.17	%(d)	1.09%	1.05%	1.13%	1.38%	.99%
Portfolio turnover rate	40	%(e)	74%	111%	136%	188%	71%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Annualized.

(e)	Not annualized.

	AST Goldman Sachs Mid-Cap Growth Portfolio
	Six Months Ended June 30, 2015		Year Ended December 31,
			2014	2013	2012(c)	2011(c)	2010(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$7.74		$6.94	$5.25	$5.01	$5.44	$4.54

Income (Loss) From Investment Operations:
Net investment loss	(.02)		(.02)	(.03)	(.01)	(.01)	(.02)
Net realized and unrealized gain (loss) on investments	.15		.82	1.72	.93	(.14)	.92

Total from investment operations	.13		.80	1.69	.92	(.15)	.90

Less Distributions:	—		—	—	(.68)	(.28)	—

Net Asset Value, end of period	$7.87		$7.74	$6.94	$5.25	$5.01	$5.44

Total Return(a)	1.68%		11.53%	32.19%	19.62%	(2.98)%	19.82%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$698.0		$712.6	$638.2	$563.0	$411.8	$659.7
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.06	%(d)	1.03%	1.07%	1.12%	1.13%	1.14%
Expenses Before Waivers and/or Expense Reimbursement	1.11	%(d)	1.11%	1.12%	1.13%	1.13%	1.14%
Net investment loss	(.39	)%(d)	(.25)%	(.24)%	(.10)%	(.25)%	(.48)%
Portfolio turnover rate	28	%(e)	71%	51%	78%	85%	73%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Annualized.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C3

Financial Highlights

(Unaudited)

	AST Goldman Sachs Small-Cap Value Portfolio
	Six Months Ended June 30, 2015		Year Ended December 31,
			2014	2013	2012(c)	2011	2010
Per Share Operating Performance:
Net Asset Value, beginning of period	$18.2		$16.81	$12.11	$10.53	$10.44	$8.28

Income From Investment Operations:
Net investment income	.04		.10	.08	.17	.05	.07
Net realized and unrealized gain on investments	.40		1.11	4.62	1.47	.08	2.14

Total from investment operations	.44		1.21	4.70	1.64	.13	2.21

Less Distributions:	—		—	—	(.06)	(.05)	(.05)

Capital Contributions(d):	—		—	—	—	.01	—

Net Asset Value, end of period	$18.46		$18.02	$16.81	$12.11	$10.53	$10.44

Total Return(a)	2.44%		7.20%	38.81%	15.69%	1.30%	26.77%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$938.5		$924.0	$877.5	$590.9	$357.1	$272.8
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.04	%(e)	1.05%	1.06%	1.08%	1.10%	1.13%
Expenses Before Waivers and/or Expense Reimbursement	1.05	%(e)	1.05%	1.06%	1.09%	1.10%	1.13%
Net investment income	.44	%(e)	.55%	.64%	1.47%	.69%	.98%
Portfolio turnover rate	19	%(f)	48%	75%	87%	105%	78%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	The Portfolio received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Portfolio shares during the fiscal year ended December 31, 2011. The Portfolio was not involved in the proceedings or in the calculation of the amount of settlement.

(e)	Annualized.

(f)	Not annualized.

	AST Herndon Large-Cap Value Portfolio
	Six Months Ended June 30, 2015(c)		Year Ended December 31,
			2014(c)	2013(c)	2012(c)	2011	2010
Per Share Operating Performance:
Net Asset Value, beginning of period	$13.03		$12.83	$9.53	$8.51	$8.61	$7.78

Income (Loss) From Investment Operations:
Net investment income	.07		.16	.13	.12	.10	.09
Net realized and unrealized gain (loss) on investments	(.03)		.04	3.17	1.01	(.14)	.86

Total from investment operations	.04		.20	3.30	1.13	(.04)	.95

Less Distributions:	—		—	—	(.11)	(.06)	(.12)

Net Asset Value, end of period	$13.07		$13.03	$12.83	$9.53	$8.51	$8.61

Total Return(a)	.31%		1.56%	34.63%	13.40%	(.49)%	12.44%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$803.1		$827.4	$855.6	$936.1	$1,694.2	$1,537.6
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.80	%(d)	.86%	.94%	.94%	.95%	.96%
Expenses Before Waivers and/or Expense Reimbursement	.95	%(d)	.95%	.97%	.97%	.97%	.97%
Net investment income	1.10	%(d)	1.22%	1.18%	1.34%	1.22%	1.11%
Portfolio turnover rate	29	%(e)	62%	138%	123%	124%	208%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Annualized.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C4

Financial Highlights

(Unaudited)

	AST International Growth Portfolio
	Six Months Ended June 30, 2015(c)		Year Ended December 31,
			2014	2013	2012	2011	2010
Per Share Operating Performance:
Net Asset Value, beginning of period	$13.34		$14.12	$11.86	$9.98	$11.53	$10.11

Income (Loss) From Investment Operations:
Net investment income	.08		.09	.07	.14	.11	.08
Net realized and unrealized gain (loss) on investments	1.01		(.87)	2.19	1.86	(1.59)	1.38

Total from investment operations	1.09		(.78)	2.26	2.00	(1.48)	1.46

Less Distributions:	—		—	—	(.13)	(.07)	(.04)

Capital Contributions(d):	—		—	—	.01	— (e)	—

Net Asset Value, end of period	$14.43		$13.34	$14.12	$11.86	$9.98	$11.53

Total Return(a)	8.17%		(5.52)%	19.06%	20.37%	(12.92)%	14.50%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,449.6		$2,721.7	$2,857.8	$2,545.7	$2,237.2	$2,777.0
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.10	%(f)	1.08%	1.11%	1.06%	1.03%	1.09%
Expenses Before Waivers and/or Expense Reimbursement	1.11	%(f)	1.10%	1.12%	1.16%	1.15%	1.14%
Net investment income	1.19	%(f)	.66%	.52%	1.19%	1.01%	.72%
Portfolio turnover rate	32	%(g)	56%	115%	136%	151%	147%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	The Portfolio received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Portfolio shares during the fiscal years ended December 31, 2011 and 2012. The Portfolio was not involved in the proceedings or in the calculation of the amount of settlement.

(e)	Less than $0.005 per share.

(f)	Annualized.

(g)	Not annualized.

	AST International Value Portfolio
	Six Months Ended June 30, 2015(c)		Year Ended December 31,
			2014	2013(c)	2012(c)	2011(c)	2010
Per Share Operating Performance:
Net Asset Value, beginning of period	$17.12		$18.35	$15.36	$13.54	$15.68	$14.25

Income (Loss) From Investment Operations:
Net investment income	.27		.36	.29	.33	.36	.20
Net realized and unrealized gain (loss) on investments	.95		(1.59)	2.70	1.86	(2.30)	1.35

Total from investment operations	1.22		(1.23)	2.99	2.19	(1.94)	1.55

Less Distributions:	—		—	—	(.37)	(.20)	(.12)

Capital Contributions(d):	—		—	—	— (e)	—	—

Net Asset Value, end of period	$18.34		$17.12	$18.35	$15.36	$13.54	$15.68

Total Return(a)	7.13%		(6.70)%	19.47%	16.68%	(12.55)%	11.08%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,223.7		$2,436.4	$2,544.4	$2,239.6	$1,648.5	$2,166.1
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.11	%(f)	1.10%	1.11%	1.13%	1.12%	1.12%
Expenses Before Waivers and/or Expense Reimbursement	1.11	%(f)	1.10%	1.11%	1.16%	1.15%	1.14%
Net investment income	2.94	%(f)	2.10%	1.76%	2.28%	2.35%	1.60%
Portfolio turnover rate	14	%(g)	79%	39%	31%	40%	28%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	The Portfolio received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Portfolio shares during the fiscal year ended December 31, 2012. The Portfolio was not involved in the proceedings or in the calculation of the amount of settlement.

(e)	Less than $0.005 per share.

(f)	Annualized.

(g)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C5

Financial Highlights

(Unaudited)

	AST J.P. Morgan International Equity Portfolio
	Six Months Ended June 30, 2015		Year Ended December 31,
			2014(c)	2013(c)	2012(c)	2011(c)	2010(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$23.98		$25.61	$22.20	$18.61	$20.73	$19.59

Income (Loss) From Investment Operations:
Net investment income	.37		.72	.38	.41	.35	.29
Net realized and unrealized gain (loss) on investments	1.35		(2.35)	3.03	3.50	(2.22)	1.07

Total from investment operations	1.72		(1.63)	3.41	3.91	(1.87)	1.36

Less Distributions:	—		—	—	(.40)	(.25)	(.22)

Capital Contributions(d):	—		—	—	.08	—	—

Net Asset Value, end of period	$25.70		$23.98	$25.61	$22.20	$18.61	$20.73

Total Return(a)	7.17%		(6.36)%	15.36%	21.91%	(9.15)%	7.17%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$458.7		$427.7	$467.2	$392.3	$278.7	$364.4
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.02	%(e)	1.02%	1.03%	1.07%	1.05%	1.04%
Expenses Before Waivers and/or Expense Reimbursement	1.02	%(e)	1.02%	1.03%	1.07%	1.05%	1.04%
Net investment income	2.92	%(e)	2.84%	1.60%	2.04%	1.73%	1.52%
Portfolio turnover rate	6	%(f)	12%	15%	21%	43%	18%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	The Portfolio received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Portfolio shares during the fiscal year ended December 31, 2012. The Portfolio was not involved in the proceedings or in the calculation of the amount of settlement.

(e)	Annualized.

(f)	Not annualized.

	AST Jennison Large-Cap Growth Portfolio
	Six Months Ended June 30, 2015(c)		Year Ended December 31,
			2014(c)	2013(c)	2012(c)	2011	2010
Per Share Operating Performance:
Net Asset Value, beginning of period	$20.97		$19.15	$14.03	$12.18	$12.10	$10.87

Income (Loss) From Investment Operations:
Net investment loss	(.03)		(.05)	(.03)	— (d)	(.01)	(.01)
Net realized and unrealized gain on investments	1.74		1.87	5.15	1.85	.09	1.24

Total from investment operations	1.71		1.82	5.12	1.85	.08	1.23

Net Asset Value, end of period	$22.68		$20.97	$19.15	$14.03	$12.18	$12.10

Total Return(a)	8.15%		9.50%	36.49%	15.19%	.66%	11.32%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,108.5		$711.3	$815.3	$1,348.1	$1,483.2	$937.6
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.99	%(e)	1.00%	1.00%	.99%	1.00%	1.02%
Expenses Before Waivers and/or Expense Reimbursement	.99	%(e)	1.00%	1.01%	1.02%	1.02%	1.02%
Net investment income (loss)	(.23	)%(e)	(.24)%	(.19)%	.01%	(.17)%	(.09)%
Portfolio turnover rate	17	%(f)	34%	46%	66%	85%	66%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Less than $0.005 per share.

(e)	Annualized.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C6

Financial Highlights

(Unaudited)

	AST Large-Cap Value Portfolio
	Six Months Ended June 30, 2015(c)		Year Ended December 31,
			2014(c)	2013(c)	2012(c)	2011(c)	2010(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$22.59		$19.86	$14.20	$12.60	$13.32	$11.90

Income (Loss) From Investment Operations:
Net investment income	.19		.62	.27	.25	.22	.16
Net realized and unrealized gain (loss) on investments	.05		2.11	5.39	1.82	(.77)	1.39

Total from investment operations	.24		2.73	5.66	2.07	(.55)	1.55

Less Distributions:	—		—	—	(.47)	(.17)	(.13)

Capital Contributions(d):	—		—	—	—	— (e)	—

Net Asset Value, end of period	$22.83		$22.59	$19.86	$14.20	$12.60	$13.32

Total Return(a)	1.06%		13.75%	39.86%	16.89%	(4.19)%	13.16%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,517.4		$1,402.8	$1,309.7	$1,867.9	$2,620.4	$3,863.8
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.84	%(f)	.84%	.79%	.77%	.82%	.84%
Expenses Before Waivers and/or Expense Reimbursement	.84	%(f)	.84%	.84%	.87%	.87%	.87%
Net investment income	1.64	%(f)	2.95%	1.59%	1.89%	1.69%	1.34%
Portfolio turnover rate	22	%(g)	43%	36%	113%	71%	38%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	The Portfolio received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Portfolio shares during the fiscal year ended December 31, 2011. The Portfolio was not involved in the proceedings or in the calculation of the amount of settlement.

(e)	Less than $0.005 per share.

(f)	Annualized.

(g)	Not annualized.

	AST Loomis Sayles Large-Cap Growth Portfolio
	Six Months Ended June 30, 2015(c)		Year Ended December 31,
			2014(c)	2013(c)	2012(c)	2011	2010(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$32.27		$29.18	$21.36	$19.11	$19.34	$16.27

Income (Loss) From Investment Operations:
Net investment income	.11		.16	.01	.15	.08	.05
Net realized and unrealized gain (loss) on investments	.76		2.93	7.81	2.19	(.26)	3.14

Total from investment operations	.87		3.09	7.82	2.34	(.18)	3.19

Less Distributions:	—		—	—	(.09)	(.05)	(.12)

Net Asset Value, end of period	$33.14		$32.27	$29.18	$21.36	$19.11	$19.34

Total Return(a)	2.70%		10.59%	36.61%	12.27%	(.92)%	19.75%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,515.0		$2,957.4	$2,156.9	$2,392.7	$2,374.0	$2,547.4
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.92	%(d)	.92%	.96%	.98%	.96%	.97%
Expenses Before Waivers and/or Expense Reimbursement	.98	%(d)	.98%	.99%	1.02%	1.02%	1.02%
Net investment income	.66	%(d)	.53%	.05%	.73%	.40%	.32%
Portfolio turnover rate	4	%(e)	37%	146%	87%	80%	73%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Annualized.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C7

Financial Highlights

(Unaudited)

	AST MFS Global Equity Portfolio
	Six Months Ended June 30, 2015		Year Ended December 31,
			2014	2013(c)	2012(c)	2011	2010
Per Share Operating Performance:
Net Asset Value, beginning of period	$15.70		$15.15	$11.87	$9.77	$10.13	$9.09

Income (Loss) From Investment Operations:
Net investment income	.09		.14	.11	.12	.14	.05
Net realized and unrealized gain (loss) on investments	.35		.41	3.17	2.11	(.45)	1.04

Total from investment operations	.44		.55	3.28	2.23	(.31)	1.09

Less Distributions:	—		—	—	(.13)	(.05)	(.05)

Capital Contributions(d):	—		—	—	—	— (e)	—

Net Asset Value, end of period	$16.14		$15.70	$15.15	$11.87	$9.77	$10.13

Total Return(a)	2.80%		3.63%	27.63%	23.08%	(3.13)%	12.05%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$683.4		$643.9	$594.2	$364.0	$214.5	$225.8
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.12	%(f)	1.13%	1.14%	1.21%	1.20%	1.25%
Expenses Before Waivers and/or Expense Reimbursement	1.12	%(f)	1.13%	1.14%	1.21%	1.20%	1.25%
Net investment income	1.23	%(f)	.96%	.80%	1.09%	1.32%	.69%
Portfolio turnover rate	6	%(g)	11%	13%	27%	69%	26%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	The Portfolio received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Portfolio shares during the fiscal year ended December 31, 2011. The Portfolio was not involved in the proceedings or in the calculation of the amount of settlement.

(e)	Less than $0.005 per share.

(f)	Annualized.

(g)	Not annualized.

	AST MFS Growth Portfolio
	Six Months Ended June 30, 2015		Year Ended December 31,
			2014	2013(c)	2012	2011	2010
Per Share Operating Performance:
Net Asset Value, beginning of period	$16.59		$15.27	$11.17	$9.54	$9.63	$8.55

Income (Loss) From Investment Operations:
Net investment income (loss)	—	(d)	(.01)	— (d)	.04	— (d)	.03
Net realized and unrealized gain (loss) on investments	.60		1.33	4.10	1.59	(.06)	1.06

Total from investment operations	.60		1.32	4.10	1.63	(.06)	1.09

Less Distributions:	—		—	—	—	(.03)	(.01)

Net Asset Value, end of period	$17.19		$16.59	$15.27	$11.17	$9.54	$9.63

Total Return(a)	3.62%		8.64%	36.71%	17.09%	(.60)%	12.78%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,228.0		$1,417.5	$1,371.6	$1,703.1	$1,107.4	$1,797.0
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.00	%(e)	.99%	.89%	.84%	.95%	1.01%
Expenses Before Waivers and/or Expense Reimbursement	1.00	%(e)	.99%	1.00%	1.02%	1.03%	1.02%
Net investment income (loss)	(.05	)%(e)	(.08)%	(.02)%	.45%	(.05)%	.26%
Portfolio turnover rate	16	%(f)	37%	42%	67%	103%	273%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Less than $0.005 per share.

(e)	Annualized.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C8

Financial Highlights

(Unaudited)

	AST MFS Large-Cap Value Portfolio
			Year Ended December 31,
	Six Months Ended June 30, 2015(d)		2014(d)	2013(d)	August 20, 2012(c) through December 31, 2012(d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$15.21		$13.80	$10.26	$10.00

Income From Investment Operations:
Net investment income	.11		.28	.17	.07
Net realized and unrealized gain on investments	.06		1.13	3.37	.19

Total from investment operations	.17		1.41	3.54	.26

Net Asset Value, end of period	$15.38		$15.21	$13.80	$10.26

Total Return(a)	1.12%		10.22%	34.50%	2.60%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$610.2		$626.4	$559.7	$664.5
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.96	%(e)	.97%	.97%	.99	%(e)
Expenses Before Waivers and/or Expense Reimbursement	.96	%(e)	.97%	.98%	1.00	%(e)
Net investment income	1.46	%(e)	2.01%	1.45%	2.09	%(e)
Portfolio turnover rate	5	%(f)	14%	50%	7	%(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)	Not annualized.

	AST Mid-Cap Value Portfolio
	Six Months Ended June 30, 2015(c)		Year Ended December 31,
			2014(c)	2013(c)	2012(c)	2011	2010
Per Share Operating Performance:
Net Asset Value, beginning of period	$20.43		$17.77	$13.41	$11.45	$11.93	$9.71

Income (Loss) From Investment Operations:
Net investment income	.01		.11	.13	.24	.08	.07
Net realized and unrealized gain (loss) on investments	.34		2.55	4.23	1.84	(.49)	2.21

Total from investment operations	.35		2.66	4.36	2.08	(.41)	2.28

Less Distributions:	—		—	—	(.12)	(.07)	(.06)

Capital Contributions(d):	—		—	—	—	— (e)	—

Net Asset Value, end of period	$20.78		$20.43	$17.77	$13.41	$11.45	$11.93

Total Return(a)	1.71%		14.97%	32.51%	18.32%	(3.45)%	23.61%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$442.1		$459.3	$436.3	$674.8	$360.8	$427.5
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.07	%(f)	1.08%	1.07%	1.07%	1.09%	1.10%
Expenses Before Waivers and/or Expense Reimbursement	1.07	%(f)	1.08%	1.07%	1.08%	1.09%	1.10%
Net investment income	.06	%(f)	.56%	.87%	1.88%	.66%	.85%
Portfolio turnover rate	15	%(g)	21%	21%	29%	56%	18%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	The Portfolio received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Portfolio shares during the fiscal year ended December 31, 2011. The Portfolio was not involved in the proceedings or in the calculation of the amount of settlement.

(e)	Less than $0.005 per share.

(f)	Annualized.

(g)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C9

Financial Highlights

(Unaudited)

	AST Neuberger Berman Mid-Cap Growth Portfolio
	Six Months Ended June 30, 2015(c)		Year Ended December 31,
			2014(c)	2013(c)	2012(c)	2011(c)	2010(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$34.94		$32.37	$24.41	$21.72	$21.36	$16.60

Income (Loss) From Investment Operations:
Net investment loss	(.11)		(.19)	(.14)	(.08)	(.13)	(.06)
Net realized and unrealized gain on investments	3.79		2.76	8.10	2.77	.48	4.82

Total from investment operations	3.68		2.57	7.96	2.69	.35	4.76

Capital Contributions(d):	—		—	—	—	.01	—

Net Asset Value, end of period	$38.62		$34.94	$32.37	$24.41	$21.72	$21.36

Total Return(a)	10.53%		7.94%	32.61%	12.39%	1.68%	28.67%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$853.6		$791.3	$865.9	$677.9	$562.7	$699.2
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.00	%(e)	1.00%	1.01%	1.02%	1.03%	1.04%
Expenses Before Waivers and/or Expense Reimbursement	1.00	%(e)	1.01%	1.01%	1.03%	1.03%	1.04%
Net investment loss	(.62	)%(e)	(.58)%	(.51)%	(.33)%	(.58)%	(.31)%
Portfolio turnover rate	21	%(f)	59%	47%	55%	57%	47%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	The Portfolio received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Portfolio shares during the fiscal year ended December 31, 2011. The Portfolio was not involved in the proceedings or in the calculation of the amount of settlement.

(e)	Annualized.

(f)	Not annualized.

	AST Neuberger Berman/LSV Mid-Cap Value Portfolio
	Six Months Ended June 30, 2015(c)		Year Ended December 31,
			2014(c)	2013(c)	2012	2011	2010
Per Share Operating Performance:
Net Asset Value, beginning of period	$27.50		$24.07	$16.95	$14.64	$15.14	$12.42

Income (Loss) From Investment Operations:
Net investment income	.15		.27	.31	.28	.17	.14
Net realized and unrealized gain (loss) on investments	.54		3.16	6.81	2.20	(.56)	2.74

Total from investment operations	.69		3.43	7.12	2.48	(.39)	2.88

Less Distributions:	—		—	—	(.17)	(.13)	(.16)

Capital Contributions(d):	—		—	—	—	.02	—

Net Asset Value, end of period	$28.19		$27.50	$24.07	$16.95	$14.64	$15.14

Total Return(a)	2.51%		14.25%	42.01%	17.13%	(2.49)%	23.43%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$959.6		$993.2	$945.6	$494.8	$422.6	$531.1
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.00	%(e)	1.00%	1.01%	1.03%	1.03%	1.04%
Expenses Before Waivers and/or Expense Reimbursement	1.00	%(e)	1.00%	1.01%	1.04%	1.04%	1.04%
Net investment income	1.10	%(e)	1.04%	1.47%	1.67%	.96%	.99%
Portfolio turnover rate	11	%(f)	20%	29%	34%	67%	38%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	The Portfolio received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Portfolio shares during the fiscal year ended December 31, 2011. The Portfolio was not involved in the proceedings or in the calculation of the amount of settlement.

(e)	Annualized.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C10

Financial Highlights

(Unaudited)

	AST Parametric Emerging Markets Equity Portfolio
	Six Months Ended June 30, 2015(c)		Year Ended December 31,
			2014(c)	2013(c)	2012(c)	2011(c)		2010(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$8.55		$8.97	$8.95	$7.85	$9.92		$8.14

Income (Loss) From Investment Operations:
Net investment income	.08		.12	.10	.12	.12		.08
Net realized and unrealized gain (loss) on investments	(.12)		(.54)	(.08)	1.25	(2.12)		1.74

Total from investment operations	(.04)		(.42)	.02	1.37	(2.00)		1.82

Less Distributions:	—		—	—	(.27)	(.07)		(.04)

Net Asset Value, end of period	$8.51		$8.55	$8.97	$8.95	$7.85		$9.92

Total Return(a)	(.47)%		(4.68)%	.22%	17.93%	(20.27)%		22.42%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$549.1		$583.9	$682.4	$1,356.6	$881.0		$1,271.6
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.43	%(d)	1.42%	1.41%	1.41%	1.43	%(e)	1.40%
Expenses Before Waivers and/or Expense Reimbursement	1.43	%(d)	1.42%	1.42%	1.43%	1.44	%(e)	1.41%
Net investment income	1.85	%(d)	1.31%	1.16%	1.43%	1.34%		.90%
Portfolio turnover rate	5	%(f)	9%	28%	20%	67%		20%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Annualized.

(e)	Includes 0.01% of loan interest expense.

(f)	Not annualized.

	AST QMA Emerging Markets Equity Portfolio
	Six Months Ended June 30, 2015(d)		Year Ended December 31, 2014(d)	February 25, 2013(c) through December 31, 2013
Per Share Operating Performance:
Net Asset Value, beginning of period	$9.50		$9.74	$10.00

Income (Loss) From Investment Operations:
Net investment income	.09		.12	.17
Net realized and unrealized gain (loss) on investments	.24		(.36)	(.43)

Total from investment operations	.33		(.24)	(.26)

Net Asset Value, end of period	$9.83		$9.50	$9.74

Total Return(a)	3.47%		(2.46)%	(2.60)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$146.5		$167.8	$238.1
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.46	%(e)	1.43%	1.43	%(e)
Expenses Before Waivers and/or Expense Reimbursement	1.46	%(e)	1.43%	1.43	%(e)
Net investment income	1.77	%(e)	1.22%	1.87	%(e)
Portfolio turnover rate	57	%(f)	100%	198	%(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C11

Financial Highlights

(Unaudited)

	AST QMA Large-Cap Portfolio
	Six Months Ended June 30, 2015(d)		Year Ended December 31, 2014	April 29, 2013(c) through December 31, 2013
Per Share Operating Performance:
Net Asset Value, beginning of period	$13.61		$11.81	$10.00

Income From Investment Operations:
Net investment income	.10		.16	.10
Net realized and unrealized gain on investments	.10		1.64	1.71

Total from investment operations	.20		1.80	1.81

Net Asset Value, end of period	$13.81		$13.61	$11.81

Total Return(a)	1.47%		15.24%	18.10%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3,064.3		$2,791.5	$2,622.8
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.81	%(e)	.81%	.82	%(e)
Expenses Before Waivers and/or Expense Reimbursement	.83	%(e)	.83%	.83	%(e)
Net investment income	1.41	%(e)	1.19%	1.34	%(e)
Portfolio turnover rate	46	%(f)	89%	77	%(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)	Not annualized.

	AST Small-Cap Growth Portfolio
	Six Months Ended June 30, 2015(c)		Year Ended December 31,
			2014(c)	2013	2012	2011(c)	2010
Per Share Operating Performance:
Net Asset Value, beginning of period	$31.80		$30.63	$22.66	$20.20	$20.40	$14.99

Income (Loss) From Investment Operations:
Net investment loss	(.11)		(.16)	(.07)	— (d)	(.12)	(.03)
Net realized and unrealized gain (loss) on investments	3.76		1.33	8.04	2.44	(.08)	5.48

Total from investment operations	3.65		1.17	7.97	2.44	(.20)	5.45

Less Distributions:	—		—	—	—	—	(.04)

Capital Contributions(e):	—		—	—	.02	—	—

Net Asset Value, end of period	$35.45		$31.80	$30.63	$22.66	$20.20	$20.40

Total Return(a)	11.48%		3.82%	35.17%	12.18%	(.98)%	36.42%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$841.9		$866.6	$894.6	$639.4	$517.2	$639.8
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.01	%(f)	1.01%	1.01%	1.02%	1.03%	1.04%
Expenses Before Waivers and/or Expense Reimbursement	1.01	%(f)	1.01%	1.01%	1.03%	1.04%	1.04%
Net investment loss	(.65	)%(f)	(.52)%	(.29)%	(.09)%	(.56)%	(.28)%
Portfolio turnover rate	23	%(g)	87%	63%	112%	66%	57%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Less than $0.005 per share.

(e)	The Portfolio received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Portfolio shares during the fiscal year ended December 31, 2012. The Portfolio was not involved in the proceedings or in the calculation of the amount of settlement.

(f)	Annualized.

(g)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C12

Financial Highlights

(Unaudited)

	AST Small-Cap Growth Opportunities Portfolio
	Six Months Ended June 30, 2015		Year Ended December 31,
			2014	2013(c)	2012	2011(c)	2010(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$14.23		$13.56	$9.63	$8.02	$9.26	$6.99

Income (Loss) From Investment Operations:
Net investment income (loss)	(.02)		(.03)	(.05)	— (d)	(.03)	.04
Net realized and unrealized gain (loss) on investments	1.65		.70	3.98	1.61	(1.18)	2.23

Total from investment operations	1.63		.67	3.93	1.61	(1.21)	2.27

Less Distributions:	—		—	—	—	(.03)	— (d)

Net Asset Value, end of period	$15.86		$14.23	$13.56	$9.63	$8.02	$9.26

Total Return(a)	11.45%		4.94%	40.81%	20.08%	(13.11)%	32.54%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$892.7		$801.8	$827.1	$649.7	$521.1	$648.1
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.07	%(e)	1.07%	1.08%	1.09%	1.11%	1.11%
Expenses Before Waivers and/or Expense Reimbursement	1.07	%(e)	1.07%	1.09%	1.10%	1.12%	1.12%
Net investment income (loss)	(.27	)%(e)	(.12)%	(.44)%	(.01)%	(.38)%	.51%
Portfolio turnover rate	41	%(f)	184%	84%	84%	85%	73%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Less than $0.005 per share.

(e)	Annualized.

(f)	Not annualized.

	AST Small-Cap Value Portfolio
	Six Months Ended June 30, 2015(c)		Year Ended December 31,
			2014(c)	2013	2012	2011(c)	2010
Per Share Operating Performance:
Net Asset Value, beginning of period	$21.58		$20.50	$14.92	$12.69	$13.57	$10.81

Income (Loss) From Investment Operations:
Net investment income	.05		.12	.14	.15	.06	.06
Net realized and unrealized gain (loss) on investments	.31		.96	5.44	2.15	(.88)	2.75

Total from investment operations	.36		1.08	5.58	2.30	(.82)	2.81

Less Distributions:	—		—	—	(.07)	(.07)	(.05)

Capital Contributions(d):	—		—	—	—	.01	—

Net Asset Value, end of period	$21.94		$21.58	$20.50	$14.92	$12.69	$13.57

Total Return(a)	1.67%		5.27%	37.40%	18.16%	(5.98)%	26.11%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,057.4		$1,156.7	$1,220.2	$907.8	$616.7	$1,055.9
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.00	%(e)	1.00%	1.00%	1.02%	1.03%	1.03%
Expenses Before Waivers and/or Expense Reimbursement	1.00	%(e)	1.00%	1.01%	1.04%	1.04%	1.03%
Net investment income	.48	%(e)	.57%	.73%	1.17%	.46%	.56%
Portfolio turnover rate	38	%(f)	36%	65%	53%	53%	46%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	The Portfolio received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Portfolio shares during the fiscal year ended December 31, 2011. The Portfolio was not involved in the proceedings or in the calculation of the amount of settlement.

(e)	Annualized.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C13

Financial Highlights

(Unaudited)

	AST T. Rowe Price Equity Income Portfolio
	Six Months Ended June 30, 2015(c)		Year Ended December 31,
			2014(c)	2013(c)	2012(c)	2011	2010
Per Share Operating Performance:
Net Asset Value, beginning of period	$13.24		$12.32	$9.50	$8.12	$8.34	$7.47

Income (Loss) From Investment Operations:
Net investment income	.10		.22	.17	.19	.14	.09
Net realized and unrealized gain (loss) on investments	(.32)		.70	2.65	1.21	(.27)	.89

Total from investment operations	(.22)		.92	2.82	1.40	(.13)	.98

Less Distributions:	—		—	—	(.02)	(.09)	(.11)

Capital Contributions(d):	—		—	—	—	— (e)	—

Net Asset Value, end of period	$13.02		$13.24	$12.32	$9.50	$8.12	$8.34

Total Return(a)	(1.66)%		7.47%	29.68%	17.25%	(1.64)%	13.24%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$922.3		$1,345.0	$1,326.5	$2,427.8	$200.9	$233.8
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.85	%(f)	.84%	.84%	.84%	.88%	.88%
Expenses Before Waivers and/or Expense Reimbursement	.85	%(f)	.84%	.84%	.87%	.91%	.92%
Net investment income	1.55	%(f)	1.74%	1.61%	2.15%	1.57%	1.21%
Portfolio turnover rate	8	%(g)	12%	15%	40%	136%	72%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	The Portfolio received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Portfolio shares during the fiscal year ended December 31, 2011. The Portfolio was not involved in the proceedings or in the calculation of the amount of settlement.

(e)	Less than $0.005 per share.

(f)	Annualized.

(g)	Not annualized.

	AST T. Rowe Price Large-Cap Growth Portfolio
	Six Months Ended June 30, 2015(c)		Year Ended December 31,
			2014(c)	2013(c)	2012	2011	2010
Per Share Operating Performance:
Net Asset Value, beginning of period	$22.33		$20.61	$14.31	$12.17	$12.38	$10.69

Income (Loss) From Investment Operations:
Net investment loss	(.04)		(.07)	(.05)	(.01)	(.01)	(.01)
Net realized and unrealized gain (loss) on investments	1.38		1.79	6.35	2.15	(.20)	1.70

Total from investment operations	1.34		1.72	6.30	2.14	(.21)	1.69

Net Asset Value, end of period	$23.67		$22.33	$20.61	$14.31	$12.17	$12.38

Total Return(a)	6.00%		8.35%	44.03%	17.58%	(1.70)%	15.81%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,012.1		$1,796.0	$1,884.7	$2,042.0	$1,967.9	$1,557.6
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.95	%(d)	.95%	.95%	.95%	.98%	1.01%
Expenses Before Waivers and/or Expense Reimbursement	.96	%(d)	.97%	.97%	.99%	1.00%	1.02%
Net investment income (loss)	(.36	)%(d)	(.34)%	(.29)%	.01%	(.19)%	(.21)%
Portfolio turnover rate	22	%(e)	52%	44%	63%	93%	65%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Annualized.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C14

Financial Highlights

(Unaudited)

	AST T. Rowe Price Natural Resources Portfolio
	Six Months Ended June 30, 2015		Year Ended December 31,
			2014	2013(c)	2012	2011(c)	2010(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$20.83		$22.73	$19.70	$19.11	$22.58	$18.84

Income (Loss) From Investment Operations:
Net investment income	.11		.15	.11	.16	.08	.12
Net realized and unrealized gain (loss) on investments	(.86)		(2.05)	2.92	.52	(3.43)	3.71

Total from investment operations	(.75)		(1.90)	3.03	.68	(3.35)	3.83

Less Distributions:	—		—	—	(.09)	(.12)	(.09)

Net Asset Value, end of period	$20.08		$20.83	$22.73	$19.70	$19.11	$22.58

Total Return(a)	(3.60)%		(8.36)%	15.38%	3.62%	(14.92)%	20.45%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$552.1		$579.4	$665.9	$750.3	$608.9	$988.4
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.03	%(d)	1.02%	1.02%	1.02%	1.03%	1.03%
Expenses Before Waivers and/or Expense Reimbursement	1.03	%(d)	1.02%	1.02%	1.03%	1.04%	1.04%
Net investment income	1.06	%(d)	.55%	.51%	.90%	.34%	.65%
Portfolio turnover rate	40	%(e)	68%	65%	58%	61%	38%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Annualized.

(e)	Not annualized.

	AST Templeton Global Bond Portfolio
	Six Months Ended June 30, 2015		Year Ended December 31,
			2014(c)	2013	2012	2011	2010
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.83		$10.77	$11.19	$11.11	$11.03	$10.82

Income (Loss) From Investment Operations:
Net investment income	.10		.18	.15	.22	.30	.34
Net realized and unrealized gain (loss) on investments	(.21)		(.12)	(.57)	.34	.16	.25

Total from investment operations	(.11)		.06	(.42)	.56	.46	.59

Less Distributions:	—		—	—	(.48)	(.38)	(.38)

Net Asset Value, end of period	$10.72		$10.83	$10.77	$11.19	$11.11	$11.03

Total Return(a)	(1.02)%		.56%	(3.75)%	5.23%	4.12%	5.74%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$656.6		$661.2	$578.3	$484.1	$405.1	$421.5
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.97	%(d)	.96%	.95%	.95%	.95%	.98%
Expenses Before Waivers and/or Expense Reimbursement	.97	%(d)	.97%	.98%	.98%	.98%	.98%
Net investment income	1.83	%(d)	1.62%	1.58%	1.97%	2.64%	2.89%
Portfolio turnover rate	31	%(e)	54%	139%	62%	88%	97%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Annualized.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C15

Financial Highlights

(Unaudited)

	AST Wellington Management Hedged Equity Portfolio
	Six Months Ended June 30, 2015		Year Ended December 31,
			2014(c)	2013(c)	2012	2011(c)	2010
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.65		$11.99	$9.95	$8.99	$9.34	$8.19

Income (Loss) From Investment Operations:
Net investment income	.05		.11	.08	.09	.04	.03
Net realized and unrealized gain (loss) on investments	.03		.55	1.96	.90	(.36)	1.16

Total from investment operations	.08		.66	2.04	.99	(.32)	1.19

Less Distributions:	—		—	—	(.03)	(.03)	(.04)

Net Asset Value, end of period	$12.73		$12.65	$11.99	$9.95	$8.99	$9.34

Total Return(a)	.63%		5.50%	20.50%	11.01%	(3.46)%	14.63%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,216.3		$2,228.3	$1,843.2	$971.7	$547.7	$482.5
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.10	%(d)	.99%	.97%	1.12%	.87%	.18%
Expenses Before Waivers and/or Expense Reimbursement	1.10	%(d)	1.10%	1.12%	1.14%	.87%	.18%
Net investment income	.68	%(d)	.90%	.74%	1.15%	.43%	.34%
Portfolio turnover rate	25	%(e)	76%	56%	54%	193%	48%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Annualized.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C16

Approval of Advisory Agreements

I. Renewal of Management and Subadvisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the Board) of Advanced Series Trust (the Trust, and the series thereof, the Portfolios) consists of ten individuals, nine of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and each of its Portfolios, their operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee, and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreements with Prudential Investments LLC (PI) and AST Investment Services, Inc. (ASTIS), as applicable,1 and each Portfolio’s subadvisory agreement(s). As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 15-16, 2015 (the Meeting) and approved the renewal of the agreements through July 31, 2016, after concluding that the renewal of the agreements was in the best interests of the Trust, each Portfolio and each Portfolio’s beneficial shareholders.

In advance of the Meeting, the Trustees received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant peer universe and peer group, as is further discussed below.

In approving the agreements, the Trustees, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of each Portfolio, the profitability of the Manager and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting as well as information provided throughout the year at regular and special Board meetings, including presentations from PI and subadviser personnel such as portfolio managers.

The Trustees determined that the overall arrangements between the Trust and the Manager, which serves as the Trust’s investment manager pursuant to a management agreement, and between the Manager and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with the Manager, are in the best interest of the Trust, each Portfolio and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, quality and extent of services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by the Manager and each subadviser. The Board considered the services provided by the Manager, including but not limited to the oversight of the subadvisers, as well as the provision of recordkeeping and compliance services to the Trust. With respect to the Manager’s oversight of the subadvisers, the Board noted that PI’s Strategic Investment Research Group (SIRG), a business unit of PI, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that the Manager pays the salaries of all of the officers and management Trustees of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with each Portfolio’s investment restrictions, policies and procedures. The Board considered the Manager’s evaluation of the subadvisers, as well as the Manager’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

[1]

PI serves as the sole investment manager for the AST AQR Emerging Markets Equity Portfolio. PI and ASTIS serve as co-investment managers for all of the other portfolios of the Trust discussed herein. When used herein, the term “Manager” refers (1) to PI with respect to the AST AQR Emerging Markets Equity Portfolio; and (2) to PI and ASTIS jointly with respect to all of the other Portfolios discussed herein.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management responsible for the oversight of each Portfolio and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to the Manager’s and each subadviser’s organizational structure, senior management, investment operations, and other relevant information pertaining to PI and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to both the Manager and each subadviser. The Board noted that Prudential Investment Management, Inc. (PIM), Quantitative Management Associates LLC (QMA), and Jennison Associates LLC (Jennison), which serve as subadvisers to certain of the Portfolios, are each affiliated with the Manager.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by the Manager and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that each Portfolio benefits from the services provided by the Manager and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by the Manager

The Board was provided with information on the profitability of the Manager and its affiliates in serving as the Trust’s investment manager. The Board discussed with the Manager the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board considered information regarding the profitability of PIM, Jennison and QMA, each of which are affiliates of the Manager, on a consolidated basis. Taking these factors into account, the Board concluded that the profitability of the Manager and its affiliates in relation to the services rendered was not unreasonable.

The Board concluded that the level of profitability of a subadviser not affiliated with the Manager may not be as significant as the Manager’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by the Manager and the unaffiliated subadvisers, as well as the fact that the Manager compensates the subadvisers out of its management fee.

Economies of Scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as each Portfolio’s assets grow beyond current levels. The Board noted that the management fee schedules for most of the Portfolios of the Trust contain breakpoints, which have the effect of decreasing the fee rate as assets increase, and that at current asset levels the effective fee rates for many of the Portfolios reflected some of these rate reductions. The Board took note that the fee structure for those Portfolios currently results in benefits to Portfolio shareholders whether or not the Manager realizes any economies of scale. The Board considered that economies of scale can be shared with the Portfolios in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment.

The Board further noted that shareholders of most of the Portfolios of the Trust had recently approved an amended shareholder service and distribution (12b-1) plan that would increase the 12b-1 fee payable by the Portfolios covered by the plan, and that in connection with the approval of the plan, the Manager had agreed to a reduction in the contractual management fee rates for each Portfolio of the Trust covered by the plan. The Board also noted that the reduced contractual management fee rates were scheduled to become effective as of July 1, 2015.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Manager’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to the Manager and the Subadvisers

The Board considered potential ancillary benefits that might be received by the Manager, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by PI included fees received by affiliates of the Manager for serving as the Portfolios’ securities lending agent, compensation received by insurance company affiliates of the Manager from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from the Manager’s association with the Trust. The Board also considered information provided by the Manager regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of the Manager at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by the Manager and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio, the Board also considered certain additional specific factors and made related conclusions relating to the historical performance of the Portfolios (depending on each Portfolio’s inception date) for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2014, except as otherwise noted below. The Board compared the historical performance of each Portfolio to the comparable performance of the Portfolio’s benchmark index, and to a universe of mutual funds that were determined by Lipper Inc. (Lipper), an independent provider of mutual fund data, to be similar to the Portfolio (the Peer Universe).

The Board also considered each Portfolio’s actual management fee, as well as each Portfolio’s net total expense ratio, for the calendar year 2014. The Board considered the management fee for each Portfolio as compared to the management fee charged by the Manager to other funds and the fee charged by other advisers to comparable mutual funds in a group of mutual funds that were determined by Lipper to be similar to the Portfolio (the Peer Group). The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively determined by Lipper. To the extent that the Manager deemed appropriate, and for reasons addressed in detail with the Board, the Manager may have provided, and the Board may have considered, supplemental data compiled by Lipper for the Board’s consideration. Further, to the extent that it deemed appropriate, and for the reasons summarized below, for certain Portfolios the Board considered information provided by a different, independent third-party provider, JDL Consultants, Inc. (“JDL Consultants”). The comparisons used by the Board placed the Portfolios in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The sections below summarize key factors considered by the Board and the Board’s conclusions regarding each Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of portfolio expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

AST AQR Emerging Markets Equity Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	N/A	N/A	N/A
Actual Management Fees: 3rd Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period.

•	The Board noted that the Portfolio does not yet have a three-year performance record and that, therefore, the subadviser should have more time to develop that record.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST BlackRock iShares ETF Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	N/A	N/A	N/A
Actual Management Fees: 3rd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over the one-year period.

•

The Board considered that the Portfolio’s recent performance had improved, with the Portfolio ranked in the first quartile of its Peer Universe and outperforming its benchmark index during the first quarter of 2015.

•	The Board noted that the Portfolio does not yet have a three-year performance record and that, therefore, the subadviser should have more time to develop that record.

•

The Board noted that PI had contractually agreed to waive a portion of its management fee equal to the acquired fund fees and expenses due to investments in iShares ETFs, and had also contractually agreed to cap Portfolio expenses at 1.02% through June 30, 2016.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements to allow the subadviser to continue to develop a performance record, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Boston Partners Large-Cap Value Portfolio (formerly, AST Jennison Large-Cap Value Portfolio)
Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	4th Quartile	4th Quartile	N/A
Actual Management Fees: 2nd Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over all periods.

•

The Board further noted, however, that a new subadviser had been appointed in November 2014 to replace the Portfolio’s then existing subadviser, and therefore, the Portfolio’s historical performance was not attributable to the Portfolio’s current subadviser.

•	The Board also considered that through the first quarter of 2015, the new subadviser is beating the Portfolio’s benchmark index and its Peer Universe median.

•	The Board noted that PI had voluntarily agreed to cap net total Portfolio expenses at 0.85%.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to continue to allow the subadviser to create a performance record against which to be evaluated and to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Cohen & Steers Realty Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	2nd Quartile	3rd Quartile	2nd Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board noted that PI had contractually agreed to waive 0.07% of its management fee through June 30, 2016.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Goldman Sachs Large-Cap Value Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	2nd Quartile	4th Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one- and three-year periods, although it underperformed its benchmark index over the five- and ten-year periods.

•

The Board further noted that the Portfolio’s current subadviser had assumed subadvisory responsibilities in May 2011, and therefore the Portfolio’s long-term performance record was not attributable solely to the Portfolio’s current subadviser.

•	The Board noted that PI had contractually agreed to waive 0.013% of its management fee through June 30, 2016.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Goldman Sachs Mid-Cap Growth Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	2nd Quartile	1st Quartile
Actual Management Fee: 4th Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-, three- and ten-year periods, although it underperformed its benchmark over the five-year period.

•	The Board noted that PI had contractually agreed to waive 0.053% of its management fee through June 30, 2016.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Goldman Sachs Small-Cap Value Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board further noted that PI had contractually agreed to waive 0.013% of its management fee through June 30, 2016.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Herndon Large-Cap Value Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	4th Quartile	4th Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over all periods.

•

The Board noted that in July 2013, a new subadviser assumed management of the Portfolio, and that as a result, most of the Portfolio’s prior performance history was not attributable to the current subadviser.

•

The Board considered that the Portfolio’s performance had shown recent improvement, with the Portfolio ranked in the first quartile of its Peer Universe and outperforming its benchmark index during the first quarter of 2015.

•	The Board noted that PI had contractually agreed to waive 0.15% of its management fee through June 30, 2016.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements and to continue to allow the subadviser to develop a performance record, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST International Growth Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	3rd Quartile	2nd Quartile	4th Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 3rd Quartile

•	The Board considered that the Portfolio outperformed its benchmark index over the three-, five- and ten-year periods, though it underperformed (by 0.02%) its benchmark index over the one-year period.

•

The Board considered that the Portfolio’s recent performance had shown improvement, with the Portfolio ranked in the first quartile of its Peer Universe and outperforming its benchmark index during the first quarter of 2015.

•

The Board further noted that most of the Portfolio’s historical performance did not reflect the recent appointments of additional subadvisers, i.e., Jennison Associates LLC, which began managing Portfolio assets in May 2012, and Neuberger Berman Management LLC, which began managing Portfolio assets in June 2013.

•	The Board noted that PI had contractually agreed to waive 0.013% of its management fee through June 30, 2016.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements and to continue to allow the subadvisers to develop a performance record.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST International Value Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	3rd Quartile	2nd Quartile	1st Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the five- and ten-year periods, though it underperformed its benchmark index over the one- and three-year periods.

•

The Board considered that the Portfolio’s recent performance had shown improvement, with the Portfolio ranked in the second quartile of its Peer Universe and outperforming its benchmark index during the first quarter of 2015.

•

The Board noted that in November 2014 one of the Portfolio’s existing subadvisers was replaced, and that as a result, the Portfolio’s historical performance was not fully attributable to the current subadvisers.

•	The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST J.P. Morgan International Equity Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	3rd Quartile	2nd Quartile	2nd Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the five- and ten-year periods, although it underperformed its benchmark index over the one- and three-year periods.

•	The Board also considered the Fund’s improved comparative performance over the one-year period.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Jennison Large-Cap Growth Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	2nd Quartile	N/A
Actual Management Fees: 4th Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three-year period, although it underperformed its benchmark index over the one- and five-year periods.

•	The Board considered that the Portfolio’s recent performance against its benchmark index had shown improvement, with the Portfolio outperforming its benchmark index during the first quarter of 2015.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Large-Cap Value Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	4th Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-, three- and five-year periods, although it underperformed its benchmark index over the ten-year period.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management and subadvisory fees are reasonable in light of the services provided.

AST Loomis Sayles Large-Cap Growth Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	3rd Quartile	2nd Quartile	4th Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three- and five-year periods, although it underperformed over the one- and ten-year periods.

•

The Board noted that the Portfolio’s existing subadviser had been replaced by a new subadviser in July 2013, and that as a result, most of the Portfolio’s performance history was not attributable to the current subadviser.

•	The Board considered the Fund’s improved comparative performance over the one-year period.

•	The Board noted that PI had contractually agreed to waive 0.06% of its management fee through June 30, 2016.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements and to continue to allow the subadviser to develop a performance record.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST MFS Global Equity Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	3rd Quartile	1st Quartile	N/A
Actual Management Fees: 4th Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three-, five- and ten-year periods, although it underperformed its benchmark index over the one-year period.

•

The Board considered that the Portfolio’s recent performance had shown improvement, with the Portfolio ranked in the second quartile and outperforming its benchmark index during the first quarter of 2015.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST MFS Growth Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	2nd Quartile	2nd Quartile	3rd Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three- and ten-year periods, although it underperformed its benchmark index over the one- and five-year periods.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST MFS Large-Cap Value Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	N/A	N/A	N/A
Actual Management Fees: 4th Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over the one-year period.

•	The Board further noted that the Portfolio did not yet have a three-year performance record, and therefore, the subadviser should have more time to develop that record.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Mid-Cap Value Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	2nd Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Neuberger Berman Mid-Cap Growth Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	4th Quartile	2nd Quartile	2nd Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the five- and ten-year periods, although it underperformed its benchmark index over the one- and three-year periods.

•

The Board noted that, based on a recommendation by PI, it had approved seeking shareholder approval for a reorganization (merger) of the Portfolio pursuant to which the Portfolio would be acquired by another Portfolio of the Trust, and would thereafter cease to exist.

•	The Board noted that PI had contractually agreed to waive 0.005% of its management fee through June 30, 2016.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements on an interim basis pending shareholder approval of the proposed reorganization, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Neuberger Berman/LSV Mid-Cap Value Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board noted that PI had contractually agreed to waive 0.003% of its management fee through June 30, 2016.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Parametric Emerging Markets Equity Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	3rd Quartile	3rd Quartile	N/A
Actual Management Fees: 3rd Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three- and five-year periods, although it underperformed its benchmark index over the one-year period.

•

The Board considered PI’s explanation that the Portfolio’s underperformance against its benchmark index was partly attributable to the fact that the Portfolio invested in frontier countries not included in the benchmark index.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST QMA Emerging Markets Equity Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	N/A	N/A	N/A
Actual Management Fees: 3rd Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period.

•	The Board further noted that the Portfolio did not yet have a three-year performance record, and therefore, the subadviser should have more time to develop that record.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST QMA Large-Cap Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	N/A	N/A	N/A
Actual Management Fees: 4th Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period.

•

The Board noted that PI had voluntarily agreed to waive two-thirds of the incremental increase in the net management fee received by the Manager as a result of an underlying voluntary subadviser fee discount.

•	The Board further noted that the Portfolio did not yet have a three-year performance record, and therefore, the subadviser should have more time to develop that record.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Small-Cap Growth Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	4th Quartile	2nd Quartile	3rd Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the five- and ten-year periods, although it underperformed its benchmark index over the one- and three-year periods.

AST Small-Cap Growth Opportunities Portfolio (formerly, AST Federated Aggressive Growth Portfolio)
Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	4th Quartile	2nd Quartile	3rd Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-, three- and ten-year periods, although it underperformed its benchmark index over the five-year period.

•

The Board noted that the Portfolio’s existing subadviser had been replaced by new subadvisers in November 2014, and therefore the Portfolio’s historical performance was not attributable to the Portfolio’s current subadvisers.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements to allow the subadvisers to create a performance record against which to be evaluated, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

•

The Board noted that the Portfolio’s then-existing subadviser was joined by a new subadviser in April 2012, and as a result, the Portfolio’s performance record did not fully reflect the Portfolio’s current subadvisory arrangements.

•

The Board considered PI’s assertion that the longer-term performance record of the Portfolio was impacted by short-term lagging performance in 2014 and that prior to 2014 the Portfolio had outperformed its benchmark index for six out of the eight prior calendar years.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Small-Cap Value Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	2nd Quartile	2nd Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST T. Rowe Price Equity Income Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	4th Quartile	4th Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over all periods.

•	The Board noted that PI had contractually agreed to waive 0.002% of its management fee through June 30, 2016.

•

The Board noted that, based on a recommendation by PI, it had approved seeking shareholder approval for a reorganization (merger) of the Portfolio pursuant to which the Portfolio would be acquired by another Portfolio of the Trust, and would thereafter cease to exist.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements on an interim basis pending shareholder approval of the proposed reorganization, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST T. Rowe Price Large-Cap Growth Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 3rd Quartile

•	The Board considered that the Portfolio outperformed its benchmark index over the three-, five- and ten-year periods, although it underperformed its benchmark index over the one-year period.

•

The Board considered that the Portfolio’s recent performance had shown improvement, with the Portfolio ranked in the second quartile and outperforming its benchmark index during the first quarter of 2015.

•	The Board noted that PI had contractually agreed to waive 0.002% of its management fee through June 30, 2016.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST T. Rowe Price Natural Resources Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	2nd Quartile	2nd Quartile	3rd Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board noted that PI had contractually agreed to waive 0.002% of its management fee through June 30, 2016.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Templeton Global Bond Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	3rd Quartile	4th Quartile	4th Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board noted that in 2013, the Portfolio’s then existing subadviser had been replaced by a new subadviser, and that the new subadviser had assumed responsibility for managing the Portfolio in April 2013.

•

The Board concluded that in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the management agreement, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Wellington Management Hedged Equity Portfolio *
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	3rd Quartile	3rd Quartile	N/A
Actual Management Fees: 4th Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board also considered the Fund’s improved comparative performance over the one-year period.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*	The Board considered PI’s assertion that the Peer Universe selected for the Portfolio by Lipper did not provide a meaningful basis for peer fund performance and expense comparisons, due to the fact that, unlike the funds in the Peer Universe, the Portfolio was structured to allocate assets in underlying funds following traditional strategies and to allocate assets in non-traditional investment strategies. Consequently, the Board considered an alternative peer performance and peer expense analysis prepared at the request of the Board by JDL Consultants, which utilized peer groups reflective of the Portfolio’s traditional and non-traditional investment strategies.

***

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, each Portfolio and its beneficial shareholders.

II. Approval of Amended Subadvisory Agreement

Approval of an Amended Subadvisory Agreement for the AST Mid-Cap Value Portfolio

The Board of the Trust considered a proposed amended subadvisory agreement among the Manager and WEDGE Capital Management, LLP (WEDGE) for the AST Mid-Cap Value Portfolio (the Portfolio). The proposed amended subadvisory agreement (the Amended Subadvisory Agreement) related to the termination of EARNEST Partners LLC (EARNEST) as a subadviser to the Portfolio. WEDGE was a party to the current subadvisory agreement between PI and WEDGE (the Current Subadvisory Agreement), but the Current Subadvisory Agreement needed to be amended to reflect a new contractual subadvisory fee rate to be paid by PI to WEDGE following the termination of EARNEST.

The Board, including all of the Independent Trustees, approved the Amended Subadvisory Agreement for an initial two year period at an in-person meeting of the Board held on June 15-16, 2015 (the Meeting), after concluding that approval of the Amended Subadvisory Agreement was in the best interests of the Portfolio and its beneficial shareholders.

In advance of the Meeting, the Board requested and received materials relating to the Amended Subadvisory Agreement, and had the opportunity to ask questions and request further information in connection with its consideration.

In approving the Amended Subadvisory Agreement, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services to be provided to the Portfolio by WEDGE; performance information; the fees paid by the Manager to WEDGE; the potential for economies of scale that may be shared with the Portfolio and its shareholders; and other benefits to WEDGE. In connection with its deliberations, the Board considered information provided by the Manager and WEDGE at or in advance of the Meeting. In its deliberations, the Board did not identify any single factor which alone was responsible for the Board’s decision to approve the Amended Subadvisory Agreement with respect to the Portfolio.

The Board determined that the overall arrangement between the Manager and WEDGE is appropriate in light of the services to be performed and the fee arrangement under Amended Subadvisory Agreement and such other matters as the Board considered relevant in the exercise of its business judgment.

The material factors and conclusions that formed the basis for the Board’s approval of the Amended Subadvisory Agreement are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature and extent of services provided to the Portfolio by WEDGE and EARNEST under the Current Subadvisory Agreement. The Board noted that WEDGE would manage the entire Portfolio under the Amended Subadvisory Agreement the same way that it managed a portion of the Portfolio under the Current Subadvisory Agreement. The Board noted that the investment objective of the Portfolio would not change and that WEDGE’s investment strategy would not change following the termination of EARNEST.

The Board concluded that, based on the nature of the services to be rendered by WEDGE under the Amended Subadvisory Agreement and its previous experience with WEDGE with respect to the Portfolio, it was reasonable to expect that it would be satisfied with the nature, extent and quality of investment subadvisory services to be provided to the Portfolio by WEDGE.

Performance

The Board received and considered information regarding the investment performance of the portion of the Portfolio managed by WEDGE. The Board concluded that it was satisfied with the performance record of WEDGE.

Fee Rates

The Board considered the proposed contractual and effective subadvisory fee rates payable from the Manager to WEDGE under the Amended Subadvisory Agreement. The Board considered that, based on the net assets of the Portfolio as of March 31, 2015, the effective subadvisory fee rate that would be paid to WEDGE under the Amended Subadvisory Agreement was lower than the combined effective subadvisory fee rate paid to both WEDGE and EARNEST under the current subadvisory arrangement. The Board considered that subadvisory fees are paid by the Manager to the relevant subadviser(s) for a portfolio, and therefore any change in the subadvisory fee rate will not change the investment management fee paid by the Portfolio or its shareholders. Instead, the decrease in the effective subadvisory fee rate for the Portfolio would increase the net investment management fee retained by the Manager. The Board considered that the Manager agreed to waive 0.01% of its management fee through at least November 30, 2016, which approximately represents the reduction in subadvisory fees. The Board noted that it would review the management fee paid to the Manager by the Portfolio in connection with future annual reviews of advisory agreements. The Board concluded that the proposed subadvisory fee rate was reasonable.

Profitability

As part of the Board’s annual approval of advisory agreements at the Meeting, the Board concluded that the level of profitability of each subadviser not affiliated with the Manager, including WEDGE, may not be as significant as the Manager’s profitability, which the Board concluded was not unreasonable, given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by the Manager and the unaffiliated subadviser, as well as the fact that the Manager compensates such subadvisers out of its management fee.

Economies of Scale

The Board noted that the proposed subadvisory fee schedule of the Amended Subadvisory Agreement contained breakpoints that reduced the subadvisory fee rate on assets above specified levels. The Board noted that it would consider economies of scale in connection with future annual reviews of advisory agreements.

Other Benefits to WEDGE

The Board considered potential “fall out” or ancillary benefits anticipated to be received by WEDGE and its affiliates in connection with the Portfolio. The Board concluded that any potential benefits to be derived by WEDGE were similar to the benefits derived by WEDGE in the past for subadvising the Portfolio. The Board also concluded that any potential benefits to be derived by WEDGE were consistent with those generally derived by other subadvisers to other portfolios of the Trust, and that those benefits are reviewed on an annual basis. The Board concluded that any potential benefits to be derived by WEDGE included potential access to additional research resources, larger assets under management and reputational benefits, which were consistent with those generally derived by subadvisers to mutual funds. The Board noted that it would review ancillary benefits in connection with future annual reviews of advisory agreements.

***

After full consideration of these factors, the Board concluded that approving the Amended Subadvisory Agreement was in the best interests of the Portfolio and its beneficial shareholders.

Proxy Voting Results (Unaudited)

At a special meeting of shareholders held on June 11, 2015, shareholders of each of the portfolios which comprise the Advanced Series Trust (AST) approved a proposal to elect twelve trustees of AST. Shareholders of all portfolios voted together on the proposal:

	Voted	% of Total	% of Voted
Susan Davenport Austin
For	12,786,027,549.949	96.747%	96.807%
Withhold	421,779,012.808	3.191	3.193

Sherry S. Barrat
For	12,793,209,763.913	96.801	96.861
Withhold	414,596,798.844	3.137	3.139

Jessica M. Bibliowicz
For	12,784,009,516.234	96.732	96.792
Withhold	423,797,046.523	3.206	3.208

Kay Ryan Booth
For	12,792,614,594.149	96.797	96.857
Withhold	415,191,968.608	3.141	3.143

Timothy S. Cronin
For	12,797,158,035.484	96.831	96.891
Withhold	410,648,527.273	3.107	3.109

Delayne Dedrick Gold
For	12,757,727,225.718	96.533	96.593
Withhold	450,079,337.039	3.405	3.407

Robert F. Gunia
For	12,784,735,872.531	96.737	96.797
Withhold	423,070,690.226	3.201	3.203

W. Scott McDonald, Jr., PhD
For	12,754,057,319.234	96.505	96.565
Withhold	453,749,243.523	3.433	3.435

Thomas T. Mooney
For	12,769,347,987.833	96.621	96.681
Withhold	438,458,574.924	3.317	3.319

Thomas M. O’Brien
For	12,793,709,607.324	96.805	96.865
Withhold	414,096,955.433	3.133	3.135

At the same special meeting of shareholders, shareholders of each portfolio identified below approved the following proposal: To approve a policy to permit the manager to enter into or make material changes to portfolio subadvisory agreements with wholly-owned subadvisers without shareholder approval.

	Shares Voted	% of Total	% of Voted
AST AQR Emerging Markets Equity Portfolio
For	23,539,166.656	99.597%	99.597%
Against	11,449.589	0.048	0.048
Abstain	83,935.001	0.355	0.355

AST BlackRock iShares ETF Portfolio
For	17,101,236.403	75.097	75.098
Against	3,803,882.538	16.704	16.704
Abstain	1,866,909.084	8.198	8.198

AST Boston Partners Large-Cap Value Portfolio
For	39,503,447.606	95.687	95.687
Against	1,381,410.422	3.346	3.346
Abstain	399,350.339	0.967	0.967

AST Cohen & Steers Realty Portfolio
For	72,559,556.760	83.517	88.672
Against	6,771,546.885	7.794	8.276
Abstain	2,498,234.104	2.875	3.052

AST Goldman Sachs Large-Cap Value Portfolio
For	56,995,382.973	88.622	88.625
Against	4,986,971.068	7.754	7.755
Abstain	2,328,554.575	3.621	3.620

AST Goldman Sachs Mid-Cap Growth Portfolio
For	75,770,788.598	82.764	82.772
Against	10,366,039.166	11.323	11.323
Abstain	5,405,733.908	5.904	5.905

AST Goldman Sachs Small-Cap Value Portfolio
For	44,618,810.203	86.309	86.311
Against	4,754,861.425	9.198	9.198
Abstain	2,322,073.368	4.492	4.491

AST Herndon Large-Cap Value Portfolio
For	58,724,144.789	92.588	92.589
Against	3,151,454.806	4.969	4.969
Abstain	1,549,277.243	2.443	2.442

AST International Growth Portfolio
For	165,437,223.500	94.265	94.265
Against	6,947,296.181	3.958	3.959
Abstain	3,117,986.983	1.776	1.776

	Shares Voted	% of Total	% of Voted
AST International Value Portfolio
For	117,695,635.957	97.792%	97.794%
Against	1,811,655.404	1.505	1.506
Abstain	843,524.750	0.701	0.700

AST J.P. Morgan International Equity Portfolio
For	14,164,010.202	79.451	79.461
Against	2,482,076.737	13.923	13.924
Abstain	1,179,163.022	6.614	6.615

AST Jennison Large-Cap Growth Portfolio
For	47,280,916.658	95.832	95.832
Against	1,457,134.974	2.953	2.953
Abstain	599,555.048	1.215	1.215

AST Large-Cap Value Portfolio
For	56,087,469.114	87.978	87.979
Against	5,698,974.677	8.939	8.939
Abstain	1,964,884.057	3.082	3.082

AST Loomis Sayles Large-Cap Growth Portfolio
For	69,384,339.768	87.439	87.447
Against	6,769,532.328	8.531	8.532
Abstain	3,190,866.398	4.021	4.021

AST MFS Global Equity Portfolio
For	33,470,634.508	78.802	78.811
Against	6,255,808.920	14.728	14.730
Abstain	2,743,394.653	6.459	6.459

AST MFS Growth Portfolio
For	69,172,328.526	93.291	93.292
Against	3,505,770.282	4.728	4.728
Abstain	1,468,152.075	1.980	1.980

AST MFS Large-Cap Value Portfolio
For	40,139,414.006	97.774	97.774
Against	616,135.689	1.501	1.501
Abstain	297,862.376	0.725	0.725

AST Mid-Cap Value Portfolio
For	19,522,520.793	87.506	87.515
Against	1,904,016.029	8.534	8.536
Abstain	881,115.900	3.949	3.949

AST Neuberger Berman Mid-Cap Growth Portfolio
For	17,794,091.944	79.688	82.188
Against	2,623,587.068	11.749	12.117
Abstain	1,233,046.865	5.522	5.695

	Shares Voted	% of Total	% of Voted
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
For	29,482,177.127	83.614%	83.620%
Against	3,972,010.903	11.265	11.265
Abstain	1,803,496.665	5.115	5.115

AST Parametric Emerging Markets Equity Portfolio
For	58,427,949.826	86.778	86.780
Against	6,678,020.452	9.918	9.919
Abstain	2,223,009.736	3.301	3.301

AST QMA Emerging Markets Equity Portfolio
For	15,623,636.743	99.752	99.753
Against	38,796.176	0.248	0.247
Abstain	0.000	0.000	0.000

AST QMA Large-Cap Portfolio
For	220,094,862.503	99.980	99.980
Against	7,597.204	0.003	0.003
Abstain	37,563.197	0.017	0.017

AST Small-Cap Growth Portfolio
For	21,807,224.876	89.047	89.048
Against	1,913,475.086	7.813	7.814
Abstain	768,689.368	3.139	3.138

AST Small-Cap Growth Opportunities Portfolio
For	50,754,736.917	87.234	87.239
Against	5,108,708.738	8.780	8.780
Abstain	2,316,166.469	3.981	3.981

AST Small-Cap Value Portfolio
For	46,556,112.486	91.470	91.470
Against	2,991,098.576	5.877	5.877
Abstain	1,350,507.658	2.653	2.653

AST T. Rowe Price Equity Income Portfolio
For	81,866,377.360	89.413	89.414
Against	7,318,940.716	7.994	7.993
Abstain	2,374,165.609	2.593	2.593

AST T. Rowe Price Large-Cap Growth Portfolio
For	76,203,891.162	87.478	87.479
Against	7,674,582.755	8.810	8.810
Abstain	3,233,221.867	3.711	3.711

AST T. Rowe Price Natural Resources Portfolio
For	23,304,009.284	81.040	81.055
Against	3,889,590.536	13.526	13.528
Abstain	1,557,538.081	5.416	5.417

	Shares Voted	% of Total	% of Voted
AST Templeton Global Bond Portfolio
For	53,183,377.718	86.509%	86.517%
Against	5,627,975.677	9.155	9.155
Abstain	2,660,915.415	4.328	4.328

AST Wellington Management Hedged Equity Portfolio
For	136,347,251.769	77.914	77.929
Against	29,760,322.102	17.006	17.009
Abstain	8,858,069.658	5.062	5.062

At the same special meeting of shareholders, shareholders of each portfolio identified below approved the following proposal: To approve a shareholder services and distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, for the shares of the portfolio.

	Shares Voted	% of Total	% of Voted
AST AQR Emerging Markets Equity Portfolio
For	23,549,662.239	99.641%	99.641%
Against	954.006	0.004	0.004
Abstain	83,935.001	0.355	0.355

AST BlackRock iShares ETF Portfolio
For	19,890,704.154	87.347	87.348
Against	1,242,463.029	5.456	5.456
Abstain	1,638,860.842	7.196	7.196

AST Boston Partners Large-Cap Value Portfolio
For	40,502,700.150	98.107	98.108
Against	421,146.959	1.020	1.020
Abstain	360,361.258	0.873	0.872

AST Cohen & Steers Realty Portfolio
For	77,356,673.472	89.038	94.535
Against	2,380,141.760	2.740	2.908
Abstain	2,092,522.517	2.408	2.557

AST Goldman Sachs Large-Cap Value Portfolio
For	60,525,769.163	94.112	94.115
Against	1,744,193.173	2.712	2.712
Abstain	2,040,946.280	3.173	3.173

AST Goldman Sachs Mid-Cap Growth Portfolio
For	83,244,727.719	90.928	90.936
Against	3,399,612.798	3.713	3.714
Abstain	4,898,221.155	5.350	5.350

AST Goldman Sachs Small-Cap Value Portfolio
For	47,589,486.770	92.056	92.057
Against	1,862,887.136	3.604	3.604
Abstain	2,243,371.090	4.339	4.339

	Shares Voted	% of Total	% of Voted
AST Herndon Large-Cap Value Portfolio
For	60,591,388.861	95.533%	95.533%
Against	1,376,023.341	2.169	2.170
Abstain	1,457,464.636	2.298	2.297

AST International Growth Portfolio
For	170,530,824.279	97.167	97.168
Against	2,272,559.616	1.294	1.295
Abstain	2,699,122.769	1.538	1.537

AST International Value Portfolio
For	119,133,595.394	98.987	98.989
Against	521,578.997	0.433	0.433
Abstain	695,641.720	0.578	0.578

AST J.P. Morgan International Equity Portfolio
For	15,944,387.745	89.438	89.449
Against	808,667.089	4.536	4.536
Abstain	1,072,195.127	6.014	6.015

AST Jennison Large-Cap Growth Portfolio
For	48,452,553.085	98.206	98.207
Against	483,478.117	0.980	0.980
Abstain	401,575.478	0.814	0.813

AST Large-Cap Value Portfolio
For	60,034,430.262	94.169	94.170
Against	1,843,593.240	2.892	2.892
Abstain	1,873,304.346	2.938	2.938

AST Loomis Sayles Large-Cap Growth Portfolio
For	74,548,600.950	93.947	93.956
Against	2,219,989.215	2.798	2.798
Abstain	2,576,148.329	3.246	3.246

AST MFS Global Equity Portfolio
For	37,558,592.140	88.427	88.436
Against	2,131,800.618	5.019	5.020
Abstain	2,779,445.323	6.543	6.544

AST MFS Growth Portfolio
For	71,623,020.199	96.597	96.597
Against	1,045,030.696	1.409	1.410
Abstain	1,478,199.988	1.993	1.993

AST MFS Large-Cap Value Portfolio
For	40,577,743.664	98.842	98.842
Against	220,189.948	0.536	0.536
Abstain	255,478.459	0.622	0.622

	Shares Voted	% of Total	% of Voted
AST Mid-Cap Value Portfolio
For	20,956,451.311	93.933%	93.943%
Against	678,546.015	3.041	3.042
Abstain	672,655.396	3.015	3.015

AST Neuberger Berman Mid-Cap Growth Portfolio
For	19,541,606.809	87.514	90.259
Against	1,018,556.037	4.561	4.704
Abstain	1,090,563.031	4.884	5.037

AST Neuberger Berman/LSV Mid-Cap Value Portfolio
For	32,128,680.979	91.120	91.126
Against	1,573,169.956	4.462	4.462
Abstain	1,555,833.760	4.412	4.412

AST Parametric Emerging Markets Equity Portfolio
For	62,712,309.672	93.141	93.144
Against	2,732,220.035	4.058	4.058
Abstain	1,884,450.307	2.798	2.798

AST QMA Emerging Markets Equity Portfolio
For	15,633,223.420	99.814	99.814
Against	24,907.476	0.159	0.159
Abstain	4,302.023	0.027	0.027

AST QMA Large-Cap Portfolio
For	220,109,342.815	99.986	99.987
Against	315.268	0.000	0.000
Abstain	30,364.821	0.014	0.013

AST Small-Cap Growth Portfolio
For	23,167,482.088	94.602	94.603
Against	693,273.828	2.831	2.831
Abstain	628,633.414	2.566	2.566

AST Small-Cap Growth Opportunities Portfolio
For	54,514,421.414	93.696	93.701
Against	1,753,671.773	3.014	3.014
Abstain	1,911,518.937	3.285	3.285

AST Small-Cap Value Portfolio
For	48,682,496.161	95.648	95.648
Against	1,029,587.371	2.023	2.023
Abstain	1,185,635.188	2.329	2.329

AST T. Rowe Price Equity Income Portfolio
For	87,291,872.603	95.339	95.339
Against	2,184,373.504	2.386	2.386
Abstain	2,083,237.578	2.275	2.275

	Shares Voted	% of Total	% of Voted
AST T. Rowe Price Large-Cap Growth Portfolio
For	81,747,725.354	93.841%	93.843%
Against	2,572,303.249	2.953	2.953
Abstain	2,791,667.181	3.205	3.204

AST T. Rowe Price Natural Resources Portfolio
For	25,835,640.307	89.844	89.860
Against	1,578,139.242	5.488	5.489
Abstain	1,337,358.352	4.650	4.651

AST Templeton Global Bond Portfolio
For	57,344,003.422	93.277	93.285
Against	1,557,450.046	2.533	2.533
Abstain	2,570,815.342	4.182	4.182

AST Wellington Management Hedged Equity Portfolio
For	158,550,624.001	90.602	90.619
Against	8,284,093.572	4.734	4.734
Abstain	8,130,925.956	4.646	4.647

This report must be preceded or accompanied by the current prospectuses for the Advanced Series Trust portfolios and the applicable variable annuity or variable life contract. The prospectuses contain information on the contract and the investment objectives, risks, charges and expenses of the portfolios, and should be read carefully.

A description of the Trust’s proxy voting policies and procedures is available, without charge, upon request by calling the appropriate phone number listed below. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (the Commission) at www.sec.gov and on the Fund’s website at www.prudential.com/variableinsuranceportfolios.

The Trust files with the Commission a complete listing of portfolio holdings as of its first and third quarter-end on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call (800)SEC-0330. Form N-Q is also available on the Trust’s website or by calling the telephone number referenced below.

The Trust’s Statement of Additional Information contains additional information about the Trust’s Trustees and is available without charge upon request by calling the appropriate phone number listed below.

This report may include financial information pertaining to certain portfolios that are not available through the variable annuity contract or the variable life insurance policy that you have chosen. Please refer to your variable product prospectus to determine which portfolios are available to you.

To contact your client services representative, please call the phone number listed below. Thank you.

Owners of Individual Annuity contracts should call (888) 778-2888.

Owners of Individual Life Insurance contracts should call (800) 778-2255.

The Advanced Series Trust is distributed by Prudential Annuities Distributors, Inc., One Corporate Drive, Shelton, CT, 06484, member SIPC, a Prudential Financial company and solely responsible for its own financial condition and contractual obligations.

Annuity contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

The Prudential Insurance Company of America 751 Broad Street Newark, NJ 07102-3777	PRSRT STD U.S. POSTAGE PAID PORTLAND, OR PERMIT NO. 137

The Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and The Prudential Insurance Company of America are available upon request. You may call (888)778-2888 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

To reduce costs, we now generally send only a single copy of prospectuses and shareholder reports to each household (householding) in lieu of sending a copy to each Contract Owner who resides in the household. Householding is not yet available on all products. You should be aware that by calling (877)778-5008, you can revoke, or “opt out,” of householding at any time, which may increase the volume of mail you will receive.

©2015 Prudential Financial, Inc. and its related entities. Prudential Investments, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

0229492-00006-00    AST-SAR-A

ADVANCED SERIES TRUST

SEMIANNUAL REPORT •  JUNE 30, 2015

Based on the variable contract you own or the portfolios you invested in, you may receive additional reports that provide financial information on those investment choices. Please refer to your variable annuity contract prospectus to determine which portfolios are available to you.

The views expressed in this report and information about the Trust’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2015, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Please note that this document may include prospectus supplements that are separate from and not a part of this report. Please refer to your variable annuity or variable life insurance contract prospectus to determine which supplements are applicable to you.

For information regarding enrollment in the e-Delivery program, please see the inside front cover of this report.

AST Bond Portfolio 2015

AST Bond Portfolio 2016

AST Bond Portfolio 2017

AST Bond Portfolio 2018

AST Bond Portfolio 2019

AST Bond Portfolio 2020

AST Bond Portfolio 2021

AST Bond Portfolio 2022

AST Bond Portfolio 2023

AST Bond Portfolio 2024

AST Bond Portfolio 2025

AST Bond Portfolio 2026

AST Global Real Estate Portfolio

AST High Yield Portfolio

AST Investment Grade Bond Portfolio

AST Lord Abbett Core Fixed Income Portfolio

AST Neuberger Berman Core Bond Portfolio

AST Prudential Core Bond Portfolio

AST QMA US Equity Alpha Portfolio

AST Quantitative Modeling Portfolio

AST Western Asset Core Plus Bond Portfolio

AST Western Asset Emerging Markets Debt Portfolio

By enrolling in e-Delivery, you’ll gain secure, online access to important documents with the flexibility to choose which documents you receive in the mail… and which ones you don’t!

Individual Annuity Contract Owners - Get started by visiting www.prudentialannuities.com/investor/edelivery and follow the instructions on the screen, or scan the code below.

Individual Life Insurance Contract Owners - To receive your reports online, go to www.prudential.com/edelivery, or scan the code below.

Save paper and reduce clutter.

Receive Prospectuses and Reports electronically by enrolling today!

Advanced Series Trust Table of Contents	Semiannual Report	June 30, 2015

■	LETTER TO CONTRACT OWNERS

■	PRESENTATION OF PORTFOLIO HOLDINGS

■	FEES AND EXPENSES

■	FINANCIAL REPORTS

Section A	Schedule of Investments and Financial Statements

	AST Bond Portfolio 2015	A1
	AST Bond Portfolio 2016	A7
	AST Bond Portfolio 2017	A15
	AST Bond Portfolio 2018	A26
	AST Bond Portfolio 2019	A37
	AST Bond Portfolio 2020	A48
	AST Bond Portfolio 2021	A61
	AST Bond Portfolio 2022	A76
	AST Bond Portfolio 2023	A88
	AST Bond Portfolio 2024	A98
	AST Bond Portfolio 2025	A106
	AST Bond Portfolio 2026	A122
	AST Global Real Estate Portfolio	A132
	AST High Yield Portfolio	A137
	AST Investment Grade Bond Portfolio	A175
	AST Lord Abbett Core Fixed Income Portfolio	A192
	AST Neuberger Berman Core Bond Portfolio	A209
	AST Prudential Core Bond Portfolio	A222
	AST QMA US Equity Alpha Portfolio	A261
	AST Quantitative Modeling Portfolio	A274
	AST Western Asset Core Plus Bond Portfolio	A277
	AST Western Asset Emerging Markets Debt Portfolio	A315
	Glossary	A326

Section B	Notes to Financial Statements
Section C	Financial Highlights

■	APPROVAL OF ADVISORY AGREEMENTS

■	PROXY VOTING RESULTS

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

Advanced Series Trust Letter to Contract Owners	Semiannual Report	June 30, 2015

■	DEAR CONTRACT OWNER

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. This Advanced Series Trust semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 135 years. The quality of our businesses and risk diversification has enabled us to manage effectively through volatile markets over time. We believe the array of our products provides a highly attractive value proposition to clients like you who are focused on financial security.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Timothy S. Cronin

President,

Advanced Series Trust	July 31, 2015

Advanced Series Trust Presentation of Portfolio Holdings — (unaudited)	June 30, 2015

AST Bond 2015
Allocation	(% of Net Assets	)
U.S. Government Agency Obligations	55.8%
Commercial Mortgage-Backed Securities	16.9%
Corporate Bonds	15.8%
Non-Corporate Foreign Agencies	5.1%
Sovereigns	3.9%

AST Bond 2016
Allocation	(% of Net Assets	)
U.S. Treasury Obligations	64.5%
Corporate Bonds	10.1%
U.S. Government Agency Obligations	7.5%
Asset-Backed Securities	3.3%
Commercial Mortgage-Backed Securities	2.6%

AST Bond 2017
Allocation	(% of Net Assets	)
Corporate Bonds	26.7%
Asset-Backed Securities	17.4%
Commercial Mortgage-Backed Securities	17.0%
U.S. Government Agency Obligations	15.2%
U.S. Treasury Obligations	6.8%

AST Bond 2018
Allocation	(% of Net Assets	)
Corporate Bonds	23.0%
Asset-Backed Securities	20.8%
Commercial Mortgage-Backed Securities	18.8%
U.S. Government Agency Obligations	18.3%
U.S. Treasury Obligations	5.1%

AST Bond 2019
Allocation	(% of Net Assets	)
Asset-Backed Securities	20.3%
Commercial Mortgage-Backed Securities	17.8%
Corporate Bonds	16.4%
U.S. Government Agency Obligations	11.7%
U.S. Treasury Obligations	4.6%

AST Bond 2020
Allocation	(% of Net Assets	)
U.S. Government Agency Obligations	25.7%
Corporate Bonds	19.9%
Asset-Backed Securities	19.7%
Commercial Mortgage-Backed Securities	16.7%
U.S. Treasury Obligations	8.0%

AST Bond 2021
Allocation	(% of Net Assets	)
U.S. Government Agency Obligations	24.7%
Asset-Backed Securities	20.2%
Corporate Bonds	19.9%
Commercial Mortgage-Backed Securities	17.2%
U.S. Treasury Obligations	6.5%

AST Bond 2022
Allocation	(% of Net Assets	)
U.S. Treasury Obligations	32.8%
U.S. Government Agency Obligations	19.8%
Asset-Backed Securities	15.0%
Commercial Mortgage-Backed Securities	14.3%
Corporate Bonds	13.2%

AST Bond 2023
Allocation	(% of Net Assets	)
Corporate Bonds	22.5%
U.S. Treasury Obligations	20.4%
Commercial Mortgage-Backed Securities	17.6%
Asset-Backed Securities	17.1%
U.S. Government Agency Obligations	8.1%

AST Bond 2024
Allocation	(% of Net Assets	)
Corporate Bonds	22.3%
Asset-Backed Securities	18.2%
Commercial Mortgage-Backed Securities	17.6%
U.S. Treasury Obligations	13.2%

AST Bond 2025
Allocation	(% of Net Assets	)
U.S. Treasury Obligations	45.2%
U.S. Government Agency Obligations	16.4%
Commercial Mortgage-Backed Securities	16.1%
Asset-Backed Securities	11.4%
Corporate Bonds	8.4%

AST Bond Portfolio 2026
Allocation	(% of Net Assets	)
U.S. Treasury Obligations	55.8%
U.S. Government Agency Obligations	14.7%
Commercial Mortgage-Backed Securities	14.4%
Asset-Backed Securities	8.3%
Corporate Bonds	6.5%

For a complete listing of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Presentation of Portfolio Holdings — (unaudited) (continued)	June 30, 2015

AST Global Real Estate
Five Largest Holdings	(% of Net Assets	)
Mitsui Fudosan Co. Ltd. (Japan)	4.4%
Simon Property Group, Inc., REIT	3.9%
Sun Hung Kai Properties Ltd. (Hong Kong)	3.6%
Health Care REIT, Inc., REIT	2.7%
Boston Properties, Inc., REIT	2.3%

AST High Yield
Allocation	(% of Net Assets	)
Corporate Bonds	93.1%
Bank Loans	3.4%
Preferred Stocks	0.4%
Common Stocks	0.1%
Warrants	0.0%

AST Investment Grade Bond
Allocation	(% of Net Assets	)
Corporate Bonds	48.0%
U.S. Treasury Obligations	23.6%
Commercial Mortgage-Backed Securities	16.8%
U.S. Governments Agency Obligations	4.0%
Asset-Backed Securities	3.0%

AST Lord Abbett Core Fixed Income
Allocation	(% of Net Assets	)
U.S. Treasury Obligations	34.4%
U.S. Government Agency Obligations	23.9%
Asset-Backed Securities	23.1%
Corporate Bonds	22.3%
Commercial Mortgage-Backed Securities	2.7%

AST Neuberger Berman Core Bond
Allocation	(% of Net Assets	)
U.S. Government Agency Obligations	31.9%
Corporate Bonds	27.2%
U.S. Treasury Obligations	16.3%
Commercial Mortgage-Backed Securities	6.6%
Foreign Government Bonds	5.4%

AST Prudential Core Bond
Allocation	(% of Net Assets	)
Corporate Bonds	31.4%
Asset-Backed Securities	22.0%
U.S. Government Agency Obligations	19.0%
Commercial Mortgage-Backed Securities	14.2%
Sovereigns	4.5%

AST QMA US Equity Alpha
Five Largest Holdings	(% of Net Assets	)
Apple, Inc.	3.5%
Microsoft Corp.	2.4%
Exxon Mobil Corp.	2.1%
Johnson & Johnson	1.8%
Procter & Gamble Co. (The)	1.5%

AST Quantitative Modeling
Five Largest Holdings	(% of Net Assets	)
AST AQR Large-Cap Portfolio	12.7%
AST QMA Large-Cap Portfolio	12.7%
AST Prudential Core Bond Portfolio	7.7%
AST International Growth Portfolio	6.3%
AST International Value Portfolio	6.3%

AST Western Asset Core Plus Bond
Allocation	(% of Net Assets	)
Corporate Bonds	31.9%
U.S. Government Agency Obligations	19.0%
U.S. Treasury Obligations	15.5%
Residential Mortgage-Backed Securities	13.6%
Foreign Government Bonds	8.3%

AST Western Asset Emerging Markets Debt
Allocation	(% of Net Assets	)
Sovereign Issues	54.4%
Foreign Bonds	40.5%
Corporate Obligations	0.4%

For a complete listing of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Fees and Expenses — (Unaudited)	June 30, 2015

As a contract owner investing in Portfolios of the Trust through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2015 through June 30, 2015.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fees and charges were included, your costs would have been higher.

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*
AST Bond Portfolio 2015	Actual	$1,000.00	$998.90	0.99%	$4.91
	Hypothetical	$1,000.00	$1,019.89	0.99%	$4.96
AST Bond Portfolio 2016	Actual	$1,000.00	$1,003.40	0.99%	$4.92
	Hypothetical	$1,000.00	$1,019.89	0.99%	$4.96
AST Bond Portfolio 2017	Actual	$1,000.00	$1,007.50	0.90%	$4.48
	Hypothetical	$1,000.00	$1,020.33	0.90%	$4.51
AST Bond Portfolio 2018	Actual	$1,000.00	$1,011.30	0.85%	$4.24
	Hypothetical	$1,000.00	$1,020.58	0.85%	$4.26
AST Bond Portfolio 2019	Actual	$1,000.00	$1,008.80	0.99%	$4.93
	Hypothetical	$1,000.00	$1,019.89	0.99%	$4.96
AST Bond Portfolio 2020	Actual	$1,000.00	$1,009.20	0.86%	$4.28
	Hypothetical	$1,000.00	$1,020.53	0.86%	$4.31
AST Bond Portfolio 2021	Actual	$1,000.00	$1,005.70	0.81%	$4.03
	Hypothetical	$1,000.00	$1,020.78	0.81%	$4.06
AST Bond Portfolio 2022	Actual	$1,000.00	$1,000.00	0.92%	$4.56
	Hypothetical	$1,000.00	$1,020.23	0.92%	$4.61
AST Bond Portfolio 2023	Actual	$1,000.00	$1,002.80	0.90%	$4.47
	Hypothetical	$1,000.00	$1,020.33	0.90%	$4.51
AST Bond Portfolio 2024	Actual	$1,000.00	$989.20	0.93%	$4.59
	Hypothetical	$1,000.00	$1,020.18	0.93%	$4.66

Advanced Series Trust Fees and Expenses — (Unaudited) (continued)	June 30, 2015

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*
AST Bond Portfolio 2025	Actual	$1,000.00	$986.10	0.78%	$3.84
	Hypothetical	$1,000.00	$1,020.93	0.78%	$3.91
AST Bond Portfolio 2026	Actual**	$1,000.00	$974.00	0.99%	$4.82
	Hypothetical	$1,000.00	$1,019.89	0.99%	$4.96
AST Global Real Estate Portfolio	Actual	$1,000.00	$983.10	1.14%	$5.61
	Hypothetical	$1,000.00	$1,019.14	1.14%	$5.71
AST High Yield Portfolio	Actual	$1,000.00	$1,022.60	0.85%	$4.26
	Hypothetical	$1,000.00	$1,020.58	0.85%	$4.26
AST Investment Grade Bond Portfolio	Actual	$1,000.00	$1,004.40	0.74%	$3.68
	Hypothetical	$1,000.00	$1,021.12	0.74%	$3.71
AST Lord Abbett Core Fixed Income Portfolio	Actual	$1,000.00	$997.50	0.59%	$2.92
	Hypothetical	$1,000.00	$1,021.87	0.59%	$2.96
AST Neuberger Berman Core Bond Portfolio	Actual	$1,000.00	$1,000.00	0.67%	$3.32
	Hypothetical	$1,000.00	$1,021.47	0.67%	$3.36
AST Prudential Core Bond Portfolio	Actual	$1,000.00	$998.20	0.74%	$3.67
	Hypothetical	$1,000.00	$1,021.12	0.74%	$3.71
AST QMA US Equity Alpha Portfolio	Actual	$1,000.00	$1,019.40	1.52%	$7.61
	Hypothetical	$1,000.00	$1,017.26	1.52%	$7.60
AST Quantitative Modeling Portfolio	Actual	$1,000.00	$1,024.10	1.11%	$5.57
	Hypothetical	$1,000.00	$1,019.29	1.11%	$5.56
AST Western Asset Core Plus Bond Portfolio	Actual	$1,000.00	$1,005.30	0.58%	$2.88
	Hypothetical	$1,000.00	$1,021.92	0.58%	$2.91
AST Western Asset Emerging Markets Debt Portfolio	Actual	$1,000.00	$999.00	1.01%	$5.01
	Hypothetical	$1,000.00	$1,019.79	1.01%	$5.06

* Portfolio expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2015, and divided by the 365 days in the Portfolio's fiscal year ended December 31, 2015 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

** AST Bond 2026 Portfolio’s “Actual” expenses are calculated using the 180 day period ended June 30, 2015 due to its commencement of operations on January 2, 2015.

AST BOND PORTFOLIO 2015

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

LONG-TERM INVESTMENTS — 99.4% ASSET-BACKED SECURITY — 0.8%	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Non-Residential Mortgage-Backed Security
Citibank Credit Card Issuance Trust, Series 2003-A7, Class A7 (cost 101,237)	4.150%		07/07/17	100	$100,061

COMMERCIAL MORTGAGE-BACKED SECURITIES — 16.9%
Banc of America Commercial Mortgage, Inc., Series 2006-6, Class A2	5.309%		10/10/45	40	39,981
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class AAB	5.703%		06/11/50	251	251,506
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A2	1.987%		04/10/46	465	469,189
GS Mortgage Securities Trust, Series 2006-GG6, Class A4	5.553%	(c)	04/10/38	300	301,702
GS Mortgage Securities Trust, Series 2006-GG8, Class A4	5.560%		11/10/39	244	252,659
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A3	3.058%		05/10/63	520	537,551
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM	5.466%	(c)	01/15/45	100	102,048
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	5.308%		11/15/48	124	128,969

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $2,130,867)					2,083,605

CORPORATE BONDS — 15.8%
Banking — 4.4%
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	2.750%		09/15/15	180	180,697
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.625%		02/07/16	260	264,212
Morgan Stanley, Sr. Unsec’d. Notes	5.375%		10/15/15	100	101,309

					546,218

Capital Goods — 2.5%
ABB Finance USA, Inc. (Switzerland), Gtd. Notes	1.625%		05/08/17	115	115,721
Xylem, Inc., Sr. Unsec’d. Notes	3.550%		09/20/16	190	194,910

					310,631

Electric — 1.5%
Duke Energy Progress, Inc., First Mortgage	5.300%		01/15/19	165	183,880

Energy – Integrated — 0.7%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.125%		10/01/15	80	80,538

Foods — 3.3%
Yum! Brands, Inc., Sr. Unsec’d. Notes	4.250%		09/15/15	400	402,203

Insurance — 3.4%
ACE INA Holdings, Inc., Gtd. Notes	2.600%		11/23/15	150	151,053
American International Group, Inc., Sr. Unsec’d. Notes, MTN	5.850%		01/16/18	110	121,274

SEE NOTES TO FINANCIAL STATEMENTS.

A1

AST BOND PORTFOLIO 2015 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Insurance (continued)
Principal Life Global Funding II, Sr. Sec’d. Notes, MTN, 144A	1.125%		09/18/15	150	$150,220

					422,547

TOTAL CORPORATE BONDS (cost $1,898,157)					1,946,017

NON-CORPORATE FOREIGN AGENCY — 5.1%
Bank of Nova Scotia (Canada), Covered Bonds, 144A (cost 626,842)	1.650%		10/29/15	625	627,401

SOVEREIGNS — 3.9%
Bank of England Euro Note (United Kingdom), Sr. Unsec’d. Notes, 144A	0.500%		03/21/16	150	150,171
Finland Government International Bond (Finland), Sr. Unsec’d. Notes, RegS	2.250%		03/17/16	200	202,670
Netherlands Government Bond (Netherlands), Sr. Unsec’d. Notes, 144A	0.250%		09/12/15	130	129,960

TOTAL SOVEREIGNS (cost $482,413)					482,801

U.S. GOVERNMENT AGENCY OBLIGATIONS — 55.8%
Federal Home Loan Mortgage Corp.	2.375%		01/13/22	195	197,432
Federal National Mortgage Assoc	0.875%		05/21/18	95	94,431
Federal National Mortgage Assoc.(h)(k)	1.625%		01/21/20	1,105	1,103,468
Financing Corp., Strips Principal, Series 1P, Unsec’d. Notes, PO	1.629%	(s)	05/11/18	1,180	1,138,479
Israel Government USAID Bond, Gov’t. Gtd. Notes	2.232%	(s)	03/15/22	145	122,795
Israel Government USAID Bond, Gov’t. Gtd. Notes	5.500%		04/26/24	580	707,435
Residual Funding Corp. Strips Principal, Unsec’d. Notes, PO	1.562%	(s)	10/15/19	1,191	1,099,310
Residual Funding Corp. Strips Principal, Sr. Unsec’d. Notes	1.792%	(s)	07/15/20	2,675	2,421,025

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $6,913,868)					6,884,375

U.S. TREASURY OBLIGATIONS — 1.1%
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%		04/15/20	91	91,654
U.S. Treasury Notes	2.125%		09/30/21	10	10,099
U.S. Treasury Strips Coupon	2.360%	(s)	08/15/30	65	41,834

TOTAL U.S. TREASURY OBLIGATIONS (cost $147,328)					143,587

TOTAL LONG-TERM INVESTMENTS (cost $12,300,712)					12,267,847

TOTAL INVESTMENTS — 99.4% (cost $12,300,712)					12,267,847
OTHER ASSETS IN EXCESS OF LIABILITIES(x) — 0.6%					76,490

NET ASSETS — 100.0%					$12,344,337

SEE NOTES TO FINANCIAL STATEMENTS.

A2

AST BOND PORTFOLIO 2015 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

See the Glossary for abbreviations used in the Portfolio descriptions.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2015.

(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2015	Unrealized Appreciation Depreciation(1)
Long Position:
17	10 Year U.S. Treasury Notes	Sep. 2015	$2,133,806	$2,144,922	$11,116

Short Positions:
4	2 Year U.S. Treasury Notes	Sep. 2015	875,010	875,750	(740)
53	5 Year U.S. Treasury Notes	Sep. 2015	6,310,812	6,320,664	(9,852)

					(10,592)

					$524

(1)	A U.S. Government Agency obligation with a market value of $209,709 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at June 30, 2015.

Interest rate swap agreements outstanding at June 30, 2015:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation	Counterparty
Over-the-counter swap agreements:
2,350	08/08/15	0.528%	3 Month LIBOR(2)	$(4,607)	$—	$(4,607)	Credit Suisse First Boston Corp.

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2015	Unrealized Appreciation
Exchange-traded swap agreements:
25,000	10/28/15	0.320%	3 Month LIBOR(1)	$212	$553	$341
1,120	12/31/21	1.831%	3 Month LIBOR(2)	3,842	15,042	11,200
660	12/31/21	1.950%	3 Month LIBOR(2)	154	4,003	3,849
1,820	05/31/22	2.200%	3 Month LIBOR(2)	(3,550)	(2,017)	1,533

				$658	$17,581	$16,923

A U.S. Government Agency obligation with a market value of $309,570 has been segregated with Citigroup Global Markets to cover requirements for open exchange-traded interest rate swap contracts at June 30, 2015.

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

SEE NOTES TO FINANCIAL STATEMENTS.

A3

AST BOND PORTFOLIO 2015 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Security
Non-Residential Mortgage-Backed Security	$—	$100,061	$—
Commercial Mortgage-Backed Securities	—	2,083,605	—
Corporate Bonds	—	1,946,017	—
Non-Corporate Foreign Agency	—	627,401	—
Sovereigns	—	482,801	—
U.S. Government Agency Obligations	—	6,884,375	—
U.S. Treasury Obligations	—	143,587	—
Other Financial Instruments*
Futures Contracts	524	—	—
Over-the-counter interest rate swaps	—	(4,607)	—
Exchange-traded interest rate swaps	—	16,923	—

Total	$524	$12,280,163	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2015 were as follows:

U.S. Government Agency Obligations	55.8%
Commercial Mortgage-Backed Securities	16.9
Non-Corporate Foreign Agency	5.1
Banking	4.4
Sovereigns	3.9
Insurance	3.4
Foods	3.3

Capital Goods	2.5%
Electric	1.5
U.S. Treasury Obligations	1.1
Non-Residential Mortgage-Backed Securities	0.8
Energy – Intergrated	0.7

99.4
Other assets in excess of liabilities	0.6

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2015 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from/to broker — variation margin futures	$11,116	*	Due from/to broker — variation margin futures	$10,592	*
Interest rate contracts	Due from/to broker — variation margin swaps	16,923	*	—	—
Interest rate contracts	—	—		Unrealized depreciation on over-the-counter swap agreements	4,607

Total		$28,039			$15,199

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A4

AST BOND PORTFOLIO 2015 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Options Written	Futures	Swaps	Total
Interest rate contracts	$(26,752)	$7,827	$(42,819)	$(142,372)	$(204,116)

*	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Options Written	Futures	Swaps	Total
Interest rate contracts	$677	$(729)	$30,465	$6,314	$36,727

*	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2015, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts - Long Position(3)	Futures Contracts - Short Position(3)	Interest Rate Swap Agreements(2)
$3,021	$2,067	$1,343,932	$11,711,031	$37,827

(1)	Cost.

(2)	Notional Amount in USD (000).

(3)	Value at Trade Date.

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received(3)	Net Amount
Credit Suisse First Boston Corp.	$—	$—	$—	$—

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged(3)	Net Amount
Credit Suisse First Boston Corp.	$(4,607)	$—	$—	$(4,607)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Amounts shown reflect actual collateral received or pledged by the Portfolio. Such amounts are applied up to 100% of the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A5

AST BOND PORTFOLIO 2015 (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2015

ASSETS:
Investments at value:
Unaffiliated investments (cost $12,300,712)	$12,267,847
Receivable for investments sold	409,939
Dividends and interest receivable	50,700
Due from broker—variation margin futures	49,832
Due from broker—variation margin swaps	2,875
Prepaid expenses	1,277
Due from advisor	765

Total Assets	12,783,235

LIABILITIES:
Payable for fund share repurchased	345,988
Accrued expenses and other liabilities	62,130
Payable to custodian	24,763
Unrealized depreciation on over-the-counter swap agreements	4,607
Deferred trustees’ fees	890
Affiliated transfer agent fee payable	350
Distribution fee payable	170

Total Liabilities	438,898

NET ASSETS	$12,344,337

Net assets were comprised of:
Retained earnings	12,344,337

Net assets, June 30, 2015	$12,344,337

Net asset value and redemption price per share, $12,344,337 / 1,366,528 outstanding shares of beneficial interest	$9.03

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2015

INCOME
Interest income	$303,827
Affiliated dividend income	1,343

305,170

EXPENSES
Advisory fees	81,989
Distribution fee	12,935
Custodian and accounting fees	28,000
Audit fee	25,000
Trustees’ fees	5,000
Legal fees and expenses	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Shareholders’ reports	3,000
Loan interest expense	255
Miscellaneous	6,235

Total expenses	170,414
Less: advisory fee waiver	(42,356)

Net expenses	128,058

NET INVESTMENT INCOME	177,112

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	187,080
Futures transactions	(42,819)
Swap agreement transactions	(142,372)
Options written transactions	7,827

9,716

Net change in unrealized appreciation (depreciation) on:
Investments	(234,617)
Futures	30,465
Swap agreements	6,314
Written options	(729)

(198,567)

NET LOSS ON INVESTMENTS	(188,851)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(11,739)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2015	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$177,112	$423,127
Net realized gain on investment transactions	9,716	2,310,583
Net change in unrealized appreciation (depreciation) on investments	(198,567)	(2,730,642)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(11,739)	3,068

FUND SHARE TRANSACTIONS:
Fund share sold [45,904 and 287,057 shares, respectively]	415,324	2,602,153
Fund share repurchased [2,380,697 and 1,172,028 shares, respectively]	(21,534,392)	(10,625,709)

NET DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(21,119,068)	(8,023,556)

TOTAL DECREASE IN NET ASSETS	(21,130,807)	(8,020,488)
NET ASSETS:
Beginning of period	33,475,144	41,495,632

End of period	$12,344,337	$33,475,144

SEE NOTES TO FINANCIAL STATEMENTS.

A6

AST BOND PORTFOLIO 2016

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

LONG-TERM INVESTMENTS — 89.6% ASSET-BACKED SECURITIES — 3.3%	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Non-Residential Mortgage-Backed Securities
Ally Auto Receivables Trust, Series 2014-2, Class A2	0.680%		07/17/17	84	$83,593
American Express Credit Account Master Trust, Series 2012-5, Class B	0.770%		05/15/18	100	100,048
Bank of America Auto Trust, Series 2012-1, Class B	1.590%		02/15/17	100	100,480
CarMax Auto Owner Trust, Series 2014-4, Class A2	0.456%	(c)	02/15/18	93	92,724
Chase Issuance Trust, Series 2012-A5, Class A5	0.590%		08/15/17	100	100,000
Discover Card Execution Note Trust, Series 2010-A2, Class A2	0.766%	(c)	03/15/18	100	100,068
Fifth Third Auto Trust, Series 2014-3, Class A2	0.570%		05/15/17	43	42,557
Ford Credit Auto Owner Trust, Series 2014-B, Class A2	0.470%		03/15/17	67	67,438
GE Equipment Midticket LLC, Series 2013-1, Class A3	0.950%		03/22/17	41	41,103
Volkswagen Auto Loan Enhanced Trust, Series 2013-2, Class A2	0.420%		07/20/16	16	16,477
World Omni Auto Receivables Trust, Series 2014-B, Class A2	0.416%	(c)	01/16/18	45	44,513

TOTAL ASSET-BACKED SECURITIES (cost $789,392)					789,001

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.6%
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C6, Class AM	5.230%	(c)	12/15/40	70	70,411
GS Mortgage Securities Trust, Series 2006-GG6, Class A4	5.553%	(c)	04/10/38	150	150,851
GS Mortgage Securities Trust, Series 2006-GG8, Class A4	5.560%		11/10/39	190	196,512
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-CB13, Class A4	5.421%	(c)	01/12/43	45	45,303
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP5, Class AM	5.454%	(c)	12/15/44	50	50,698
Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class A6	5.460%	(c)	11/12/37	19	18,996
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	5.308%		11/15/48	95	99,207

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $659,371)					631,978

CORPORATE BONDS — 10.1%
Banking — 2.9%
Capital One Financial Corp., Sr. Unsec’d. Notes	4.750%		07/15/21	100	109,228
Citigroup, Inc., Sr. Unsec’d. Notes	4.500%		01/14/22	95	102,330
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%		07/27/21	100	111,052
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%		08/15/21	100	107,039
Morgan Stanley, Sr. Unsec’d. Notes	5.375%		10/15/15	175	177,291
Wells Fargo & Co., Sr. Unsec’d. Notes	5.625%		12/11/17	75	82,404

					689,344

Cable — 0.3%
Comcast Corp., Gtd. Notes	4.950%		06/15/16	65	67,561

SEE NOTES TO FINANCIAL STATEMENTS.

A7

AST BOND PORTFOLIO 2016 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Capital Goods — 1.0%
ABB Finance USA, Inc. (Switzerland), Gtd. Notes	1.625%	05/08/17	80	$80,501
Xylem, Inc., Sr. Unsec’d. Notes	3.550%	09/20/16	150	153,876

				234,377

Electric — 0.7%
NextEra Energy Capital Holdings, Inc., Gtd. Notes	4.500%	06/01/21	60	64,807
TECO Finance, Inc., Gtd. Notes	4.000%	03/15/16	100	102,129

				166,936

Energy – Integrated — 0.6%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.125%	10/01/15	85	85,571
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.200%	03/11/16	65	66,058

				151,629

Foods
Wm. Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	2.000%	10/20/17	10	10,087

Healthcare & Pharmaceutical — 0.4%
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	2.250%	08/15/16	100	101,014

Healthcare Insurance — 0.5%
Aetna, Inc., Sr. Unsec’d. Notes	4.125%	06/01/21	50	53,579
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.700%	02/15/21	60	66,169

				119,748

Insurance — 1.0%
American International Group, Inc., Sr. Unsec’d. Notes, MTN	5.850%	01/16/18	90	99,224
MetLife, Inc., Sr. Unsec’d. Notes	4.750%	02/08/21	130	143,588

				242,812

Metals — 0.1%
Teck Resources Ltd. (Canada), Gtd. Notes	3.850%	08/15/17	25	25,780

Non-Captive Finance — 0.9%
General Electric Capital Corp., Gtd. Notes, MTN	3.100%	01/09/23	65	64,821
General Electric Capital Corp., Gtd. Notes, MTN	4.625%	01/07/21	25	27,525
General Electric Capital Corp., Gtd. Notes, MTN	4.650%	10/17/21	10	10,957
General Electric Capital Corp., Gtd. Notes, MTN	5.300%	02/11/21	100	112,443

				215,746

Pipelines & Other — 0.9%
Enterprise Products Operating LLC, Gtd. Notes	5.200%	09/01/20	125	139,128
Williams Partners LP, Sr. Unsec’d. Notes	4.125%	11/15/20	75	77,792

				216,920

Railroads — 0.4%
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.900%	06/15/19	75	85,119

SEE NOTES TO FINANCIAL STATEMENTS.

A8

AST BOND PORTFOLIO 2016 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Telecommunications — 0.4%
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.500%		11/01/21	100	$101,377

TOTAL CORPORATE BONDS (cost $2,314,836)					2,428,450

SOVEREIGNS — 1.6%
Bank of England Euro Note (United Kingdom), Sr. Unsec’d. Notes, 144A	0.500%		03/21/16	80	80,092
Finland Government International Bond (Finland), Sr. Unsec’d. Notes, RegS	2.250%		03/17/16	200	202,670
Netherlands Government Bond (Netherlands), Bonds, 144A	0.250%		09/12/15	90	89,972

TOTAL SOVEREIGNS (cost $372,453)					372,734

U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.5%
Federal Home Loan Banks	0.625%		11/23/16	60	60,036
Federal National Mortgage Assoc.(h)	0.875%		05/21/18	45	44,731
Federal National Mortgage Assoc	1.625%		01/21/20	25	24,965
Hashemite Kingdom of Jordan, USAID Bond, Gov’t. Gtd. Notes	2.503%		10/30/20	480	495,601
Hashemite Kingdom of Jordan, USAID Bond, Gov’t. Gtd. Notes	2.578%		06/30/22	110	110,550
Israel Government USAID Bond, Gov’t. Gtd. Notes	2.232%	(s)	03/15/22	120	101,623
Residual Funding Corp. Strips Principal, Bonds	1.562%	(s)	10/15/19	250	230,754
Residual Funding Corp. Strips Principal, Bonds	1.972%	(s)	10/15/20	260	233,407
Residual Funding Corp. Strips Principal, Sr. Unsec’d. Notes	1.760%	(s)	07/15/20	550	497,781

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $1,813,755)					1,799,448

U.S. TREASURY OBLIGATIONS — 64.5%
U.S. Treasury Bonds	2.500%		02/15/45	30	26,402
U.S. Treasury Bonds	2.750%		08/15/42	85	79,083
U.S. Treasury Bonds	2.750%		11/15/42	245	227,926
U.S. Treasury Bonds	2.875%		05/15/43	835	795,729
U.S. Treasury Bonds	4.625%		02/15/40	250	318,808
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%		04/15/20	162	162,942
U.S. Treasury Notes	0.875%		10/15/17	260	260,589
U.S. Treasury Notes	1.500%		05/31/19	3,140	3,157,418
U.S. Treasury Notes(k)	1.625%		04/30/19	2,205	2,229,634
U.S. Treasury Notes	1.625%		06/30/20	950	949,926
U.S. Treasury Notes(h)	2.000%		02/28/21	605	610,388
U.S. Treasury Notes	2.125%		09/30/21	3,890	3,928,900
U.S. Treasury Notes	2.125%		05/15/25	45	44,184
U.S. Treasury Notes	2.250%		03/31/21	2,605	2,661,169
U.S. Treasury Strips Principal	2.351%	(s)	05/15/43	15	6,029
U.S. Treasury Strips Principal	2.950%	(s)	05/15/44	55	21,530
U.S. Treasury Strips Principal	3.879%	(s)	02/15/44	5	1,973

TOTAL U.S. TREASURY OBLIGATIONS (cost $15,514,199)					15,482,630

TOTAL LONG-TERM INVESTMENTS (cost $21,464,006)					21,504,241

SEE NOTES TO FINANCIAL STATEMENTS.

A9

AST BOND PORTFOLIO 2016 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

SHORT-TERM INVESTMENT	Shares	Value (Note 2)
AFFILIATED MONEY MARKET MUTUAL FUND — 7.6%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $1,815,858)(w)(Note 4)	1,815,858	$1,815,858

TOTAL INVESTMENTS — 97.2% (cost $23,279,864)		23,320,099
OTHER ASSETS IN EXCESS OF LIABILITIES(x) — 2.8%		681,723

NET ASSETS — 100.0%		$24,001,822

See the Glossary for abbreviations used in the Portfolio descriptions.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2015.

(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2015	Unrealized Appreciation (Depreciation)(1)
Long Position:
35	2 Year U.S. Treasury Notes	Sep. 2015	$7,653,034	$7,662,813	$9,779

Short Positions:
61	5 Year U.S. Treasury Notes	Sep. 2015	7,268,059	7,274,727	(6,668)
17	10 Year U.S. Treasury Notes	Sep. 2015	2,132,256	2,144,922	(12,666)
2	U.S. Long Bond	Sep. 2015	300,975	301,688	(713)
9	U.S. Ultra Bonds	Sep. 2015	1,404,706	1,386,562	18,144

					(1,903)

					$7,876

(1)	U.S. Treasury obligation with a market value of $273,016 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at June 30, 2015.

Interest rate swap agreements outstanding at June 30, 2015:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
1,750	08/08/15	0.528%	3 Month LIBOR(2)	$(3,430)	$—	$(3,430)	Credit Suisse First Boston Corp.
360	09/28/15	0.491%	3 Month LIBOR(1)	632	—	632	Credit Suisse First Boston Corp.
1,200	12/21/15	0.494%	3 Month LIBOR(2)	(1,015)	—	(1,015)	Citigroup Global Markets
240	08/04/16	1.528%	3 Month LIBOR(2)	(3,963)	—	(3,963)	Citigroup Global Markets
1,900	08/11/16	1.460%	3 Month LIBOR(2)	(29,186)	—	(29,186)	Hong Kong & Shanghai Bank
1,500	08/18/16	1.230%	3 Month LIBOR(2)	(17,687)	—	(17,687)	Citigroup Global Markets
2,160	08/31/16	1.251%	3 Month LIBOR(2)	(25,809)	—	(25,809)	Barclays Capital Group
1,550	10/11/16	1.430%	3 Month LIBOR(2)	(20,214)	—	(20,214)	Citigroup Global Markets
5,500	12/31/16	1.652%	3 Month LIBOR(1)	380,877	—	380,877	JPMorgan Chase
4,600	12/31/16	1.257%	3 Month LIBOR(1)	197,354	—	197,354	Barclays Capital Group
215	01/03/17	1.311%	3 Month LIBOR(2)	(3,235)	—	(3,235)	Citigroup Global Markets
2,310	02/06/17	0.965%	3 Month LIBOR(2)	(16,188)	—	(16,188)	Bank of Nova Scotia
1,150	10/03/17	0.778%	3 Month LIBOR(2)	4,026	—	4,026	Citigroup Global Markets

SEE NOTES TO FINANCIAL STATEMENTS.

A10

AST BOND PORTFOLIO 2016 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2015 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements (continued)
1,900	07/22/18	2.455%	3 Month LIBOR(2)	$(88,095)	$—	$(88,095)	Citigroup Global Markets
6,300	08/17/18	1.838%	3 Month LIBOR(1)	148,179	—	148,179	Barclays Capital Group
1,350	09/01/18	1.820%	3 Month LIBOR(2)	(29,817)	—	(29,817)	Citigroup Global Markets
470	11/01/18	1.984%	3 Month LIBOR(2)	(11,131)	—	(11,131)	Barclays Capital Group
1,430	12/08/18	1.803%	3 Month LIBOR(2)	(21,956)	—	(21,956)	Barclays Capital Group
240	03/05/19	1.643%	3 Month LIBOR(2)	(2,952)	—	(2,952)	Bank of Nova Scotia
600	04/10/19	1.816%	3 Month LIBOR(2)	(9,794)	—	(9,794)	Bank of Nova Scotia
370	06/07/19	1.338%	3 Month LIBOR(1)	(2,225)	—	(2,225)	Bank of Nova Scotia
500	11/02/19	1.253%	3 Month LIBOR(1)	(6,913)	—	(6,913)	Citigroup Global Markets
620	10/06/21	2.038%	3 Month LIBOR(2)	(3,567)	—	(3,567)	Citigroup Global Markets
425	01/24/22	2.113%	3 Month LIBOR(2)	(5,089)	—	(5,089)	Bank of Nova Scotia
325	01/24/22	2.118%	3 Month LIBOR(2)	(4,001)	—	(4,001)	Bank of Nova Scotia
365	02/17/22	2.018%	3 Month LIBOR(2)	(1,363)	—	(1,363)	Bank of Nova Scotia
500	08/10/22	1.758%	3 Month LIBOR(2)	9,618	—	9,618	Bank of Nova Scotia
400	09/25/22	1.785%	3 Month LIBOR(1)	(8,293)	—	(8,293)	Barclays Capital Group
300	10/05/22	1.696%	3 Month LIBOR(1)	(8,517)	—	(8,517)	Barclays Capital Group
200	05/01/23	1.840%	3 Month LIBOR(1)	(5,231)	—	(5,231)	Barclays Capital Group

				$411,015	$—	$411,015

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2015	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
4,100	06/27/16	0.853%	3 Month LIBOR(1)	$—	$14,272	$14,272
2,145	10/03/16	1.273%	3 Month LIBOR(1)	—	18,057	18,057
5,155	10/05/16	1.239%	3 Month LIBOR(1)	—	41,271	41,271
1,150	06/25/18	1.503%	3 Month LIBOR(1)	—	9,016	9,016
625	07/02/18	1.564%	3 Month LIBOR(2)	—	(5,963)	(5,963)
850	09/23/18	1.613%	3 Month LIBOR(2)	154	(8,059)	(8,213)
255	10/03/18	1.745%	3 Month LIBOR(1)	—	3,461	3,461
750	06/03/19	1.614%	3 Month LIBOR(2)	153	(2,942)	(3,095)
600	10/16/19	1.834%	3 Month LIBOR(2)	153	(5,693)	(5,846)
2,665	10/01/20	2.523%	3 Month LIBOR(2)	—	(93,908)	(93,908)
390	09/06/21	2.223%	3 Month LIBOR(1)	—	5,015	5,015
220	10/06/21	2.308%	3 Month LIBOR(1)	151	3,818	3,667
115	10/06/21	2.060%	3 Month LIBOR(2)	—	(288)	(288)
1,080	12/31/21	1.950%	3 Month LIBOR(2)	5,257	6,551	1,294
670	12/31/21	1.831%	3 Month LIBOR(2)	2,487	8,998	6,511
600	04/08/22	1.780%	3 Month LIBOR(1)	154	(12,274)	(12,428)
790	05/31/22	2.200%	3 Month LIBOR(2)	(745)	(875)	(130)
460	08/18/24	2.750%	3 Month LIBOR(1)	154	14,294	14,140
325	10/06/24	2.649%	3 Month LIBOR(2)	153	(7,093)	(7,246)
150	04/08/25	2.020%	3 Month LIBOR(2)	151	5,585	5,434

				$8,222	$(6,757)	$(14,979)

U.S. Government Agency and U.S. Treasury obligations with a combined market value of $231,453 have been segregated with Citigroup Global Markets to cover requirements for open exchange-traded interest rate swap contracts at June 30, 2015.

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

SEE NOTES TO FINANCIAL STATEMENTS.

A11

AST BOND PORTFOLIO 2016 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$789,001	$—
Commercial Mortgage-Backed Securities	—	631,978	—
Corporate Bonds	—	2,428,450	—
Sovereigns	—	372,734	—
U.S. Government Agency Obligations	—	1,799,448	—
U.S. Treasury Obligations	—	15,482,630	—
Affiliated Money Market Mutual Fund	1,815,858	—	—
Other Financial Instruments*
Futures Contracts	7,876	—	—
Over-the-counter interest rate swaps	—	411,015	—
Exchange-traded interest rate swaps	—	(14,979)	—

Total	$1,823,734	$21,900,277	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2015 were as follows:

U.S. Treasury Obligations	64.5%
Affiliated Money Market Mutual Fund	7.6
U.S. Government Agency Obligations	7.5
Non-Residential Mortgage-Backed Securities	3.3
Banking	2.9
Commercial Mortgage-Backed Securities	2.6
Sovereigns	1.6
Insurance	1.0
Capital Goods	1.0
Pipelines & Other	0.9

Non-Captive Finance	0.9%
Electric	0.7
Energy – Integrated	0.6
Healthcare Insurance	0.5
Telecommunications	0.4
Healthcare & Pharmaceutical	0.4
Railroads	0.4
Cable	0.3
Metals	0.1

97.2
Other assets in excess of liabilities	2.8

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2015 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from/to broker — variation margin futures	$27,923	*	Due from/to broker — variation margin futures	$20,047	*
Interest rate contracts	Due from/to broker — variation margin swaps	122,138	*	Due from/to broker — variation margin swaps	137,117	*
Interest rate contracts	Unrealized appreciation on over-the-counter swap agreements	740,686		Unrealized depreciation on over-the-counter swap agreements	329,671

Total		$890,747			$486,835

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A12

AST BOND PORTFOLIO 2016 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Options Written	Futures	Swaps	Total
Interest rate contracts	$(7,976)	$1,897	$46,657	$(54,440)	$(13,862)

*	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps	Total
Interest rate contracts	$10,743	$56,107	$66,850

For the six months ended June 30, 2015, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts - Long Positions(3)	Futures Contracts - Short Positions(3)	Interest Rate Swap Agreements(2)
$567	$467	$4,099,300	$4,732,044	$63,905

(1)	Cost.

(2)	Notional Amount in USD (000).

(3)	Value at Trade Date.

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received(3)	Net Amount
Bank of Nova Scotia	$9,618	$(9,618)	$—	$—
Barclays Capital Group	345,533	(80,937)	(264,000)	596
Citigroup Global Markets	4,026	(4,026)	—	—
Credit Suisse First Boston Corp.	632	(632)	—	—
Hong Kong & Shanghai Bank	—	—	—	—
JPMorgan Chase	380,877	—	(489,522)	—

	$740,686

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged(3)	Net Amount
Bank of Nova Scotia	$(41,612)	$9,618	$—	$(31,994)
Barclays Capital Group	(80,937)	80,937	—	—
Citigroup Global Markets	(174,506)	4,026	—	(170,480)
Credit Suisse First Boston Corp.	(3,430)	632	—	(2,798)
Hong Kong & Shanghai Bank	(29,186)	—	—	(29,186)
JPMorgan Chase	—	—	—	—

	$(329,671)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Amounts shown reflect actual collateral received or pledged by the Portfolio. Such amounts are applied up to 100% of the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A13

AST BOND PORTFOLIO 2016 (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2015

ASSETS:
Investments at value:
Unaffiliated investments (cost $21,464,006)	$21,504,241
Affiliated investments (cost $1,815,858)	1,815,858
Cash	274
Unrealized appreciation on over-the-counter swap agreements	740,686
Receivable for fund share sold	239,000
Dividends and interest receivable	96,612
Due from broker—variation margin swaps	2,265
Due from broker—variation margin futures	2,236
Prepaid expenses	68

Total Assets	24,401,240

LIABILITIES:
Unrealized depreciation on over-the-counter swap agreements	329,671
Accrued expenses and other liabilities	66,011
Advisory fees payable	3,069
Affiliated transfer agent fee payable	350
Distribution fee payable	317

Total Liabilities	399,418

NET ASSETS	$24,001,822

Net assets were comprised of:
Paid-in capital	$16,242,463
Retained earnings	7,759,359

Net assets, June 30, 2015	$24,001,822

Net asset value and redemption price per share, $24,001,822 / 2,748,989 outstanding shares of beneficial interest	$8.73

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2015

INCOME
Interest income	$116,486
Affiliated dividend income	1,286

117,772

EXPENSES
Advisory fees	40,822
Distribution fee	6,440
Custodian and accounting fees	31,000
Audit fee	25,000
Trustees’ fees	6,000
Legal fees and expenses	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Shareholders’ reports	3,000
Miscellaneous	5,854

Total expenses	126,116
Less: advisory fee waiver and/or expense reimbursement	(62,356)

Net expenses	63,760

NET INVESTMENT INCOME	54,012

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	1,061
Futures transactions	46,657
Swap agreement transactions	(54,440)
Options written transactions	1,897

(4,825)

Net change in unrealized appreciation (depreciation) on:
Investments	(95,517)
Futures	10,743
Swap agreements	56,107

(28,667)

NET LOSS ON INVESTMENTS	(33,492)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$20,520

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2015	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$54,012	$151,227
Net realized gain (loss) on investment transactions	(4,825)	137,145
Net change in unrealized appreciation (depreciation) on investments	(28,667)	(203,162)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	20,520	85,210

FUND SHARE TRANSACTIONS:
Fund share sold [1,802,101 and 444,327 shares, respectively]	15,746,144	3,877,134
Fund share repurchased [161,544 and 1,072,322 shares, respectively]	(1,411,481)	(9,347,348)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	14,334,663	(5,470,214)

TOTAL INCREASE (DECREASE) IN NET ASSETS	14,355,183	(5,385,004)
NET ASSETS:
Beginning of period	9,646,639	15,031,643

End of period	$24,001,822	$9,646,639

SEE NOTES TO FINANCIAL STATEMENTS.

A14

AST BOND PORTFOLIO 2017

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

LONG-TERM INVESTMENTS — 88.5% ASSET-BACKED SECURITIES — 17.4%	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Non-Residential Mortgage-Backed Securities
Ally Auto Receivables Trust, Series 2014-2, Class A2	0.680%		07/17/17	502	$501,561
Ally Auto Receivables Trust, Series 2014-3, Class A2	0.810%		09/15/17	500	500,208
Ally Auto Receivables Trust, Series 2014-SN2, Class A2A	0.710%		03/20/17	450	450,424
American Express Credit Account Master Trust, Series 2012-5, Class C, 144A	1.070%		05/15/18	600	600,574
American Express Credit Account Secured Note Trust, Series 2012-4, Class A	0.426%	(c)	05/15/20	1,000	998,399
AmeriCredit Automobile Receivables Trust, Series 2015-1, Class A2B	0.604%	(c)	04/09/18	300	300,039
AmeriCredit Automobile Receivables Trust, Series 2014-2, Class A2B	0.464%	(c)	10/10/17	379	379,267
Bank of America Auto Trust, Series 1, Class B	1.590%		02/15/17	500	502,398
Bank of The West Auto Trust, Series 2014-1, Class A2, 144A	0.690%		07/17/17	559	559,459
Chase Issuance Trust, Series 2012-A8, Class A8	0.540%		10/16/17	1,000	1,000,124
Chase Issuance Trust, Series 2014-A1, Class A1	1.150%		01/15/19	600	601,243
Chrysler Capital Auto Receivables Trust, Series 2014-BA, Class A2, 144A	0.690%		09/15/17	842	841,442
Citibank Credit Card Issuance Trust, Series 2013-A3, Class A3	1.110%		07/23/18	1,500	1,504,347
Discover Card Execution Note Trust, Series 2012-A5, Class A5	0.386%	(c)	01/16/18	600	600,017
Enterprise Fleet Financing LLC, Series 2013-2, Class A2, 144A	1.060%		03/20/19	300	300,285
Ford Credit Auto Owner Trust, Series 2011-B, Class B	2.270%		01/15/17	600	603,052
Ford Credit Auto Owner Trust, Series 2012-C, Class B	1.270%		12/15/17	400	401,024
GE Dealer Floorplan Master Note Trust, Series 2013-1, Class A	0.587%	(c)	04/20/18	1,000	999,306
GE Equipment Midticket LLC, Series 2013-1, Class A3	0.950%		03/22/17	493	493,223
Honda Auto Receivables Owner Trust, Series 2013-3, Class A3	0.770%		05/15/17	816	816,361
MMAF Equipment Finance LLC, Series AA, Class A2, 144A	0.960%		09/18/17	500	500,254
Nissan Auto Lease Trust, Series 2014-B, Class A2B	0.436%	(c)	04/17/17	584	583,303
Nissan Master Owner Trust Receivables, Series 2013-A, Class A	0.486%	(c)	02/15/18	1,600	1,600,000
Porsche Innovative Lease Owner Trust, Series 2014-1, Class A2, 144A	0.650%		01/20/17	445	444,741
Santander Drive Auto Receivables Trust, Series 2014-1, Class A2B	0.556%	(c)	06/15/17	55	55,057

TOTAL ASSET-BACKED SECURITIES (cost $16,131,868)					16,136,108

COMMERCIAL MORTGAGE-BACKED SECURITIES — 17.0%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-4, Class A5B	4.997%	(c)	07/10/45	500	499,712
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class AAB	5.703%		06/11/50	251	251,507

SEE NOTES TO FINANCIAL STATEMENTS.

A15

AST BOND PORTFOLIO 2017 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Commercial Mortgage Trust, Series 2006-GG7, Class A4	6.013%	(c)	07/10/38	571	$583,682
Commercial Mortgage Trust, Series 2012-CCRE1, Class A2	2.350%		05/15/45	483	492,383
Commercial Mortgage Trust, Series 2013-CR8, Class A2	2.367%		06/10/46	2,700	2,743,008
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4	5.553%	(c)	04/10/38	1,100	1,106,240
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4	5.560%		11/10/39	1,029	1,066,781
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12, Class A2	2.424%		07/15/45	2,700	2,756,101
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-CB12, Class AM	4.948%	(c)	09/12/37	700	699,525
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-CB13, Class A4	5.421%	(c)	01/12/43	588	588,942
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class AM	4.999%	(c)	10/15/42	500	500,318
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A2	5.300%		11/15/38	144	144,728
Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class A6	5.460%	(c)	11/12/37	9	9,498
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A2	1.689%		12/15/48	500	499,989
Morgan Stanley Capital I Trust, Series 2011-C3, Class A2	3.224%		07/15/49	390	398,263
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A3	3.058%		05/10/63	2,385	2,465,499
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class AJ	5.432%	(c)	10/15/44	500	502,778
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	5.308%		11/15/48	525	545,637

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $15,995,846)					15,854,591

CORPORATE BONDS — 26.7%
Banking — 10.0%
American Express Co., Sr. Unsec’d. Notes	2.650%		12/02/22	402	386,708
Bank of America Corp., Sr. Unsec’d. Notes	6.000%		09/01/17	1,305	1,420,054
Bank of Nova Scotia (Canada), Covered Bonds, 144A	1.650%		10/29/15	740	742,845
Capital One Financial Corp., Sr. Unsec’d. Notes	4.750%		07/15/21	350	382,297
Citigroup, Inc., Sr. Unsec’d. Notes(a)	4.500%		01/14/22	325	350,076
Citigroup, Inc., Sr. Unsec’d. Notes(a)	8.500%		05/22/19	450	548,864
Discover Bank, Sr. Unsec’d. Notes	2.000%		02/21/18	1,290	1,286,843
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%		07/27/21	350	388,681
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	5.375%		03/15/20	425	473,246
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%		08/15/21	350	374,637
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.400%		07/22/20	75	80,803
JPMorgan Chase & Co., Sr. Unsec’d. Notes	6.300%		04/23/19	400	458,249
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.500%		01/26/20	850	948,596
Royal Bank of Scotland PLC (The) (United Kingdom), Gtd. Notes	6.125%		01/11/21	135	154,913
Wells Fargo & Co., Sr. Unsec’d. Notes	5.625%		12/11/17	1,175	1,290,995

					9,287,807

SEE NOTES TO FINANCIAL STATEMENTS.

A16

AST BOND PORTFOLIO 2017 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Capital Goods — 2.6%
ABB Finance USA, Inc. (Switzerland), Gtd. Notes	1.625%	05/08/17	445	$447,785
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	3.150%	10/15/21	140	143,801
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	3.900%	07/12/21	350	377,089
United Technologies Corp., Sr. Unsec’d. Notes	1.800%	06/01/17	660	669,616
Waste Management, Inc., Gtd. Notes	2.600%	09/01/16	120	122,104
Xylem, Inc., Sr. Unsec’d. Notes	3.550%	09/20/16	630	646,280

				2,406,675

Electric — 0.3%
NextEra Energy Capital Holdings, Inc., Gtd. Notes	4.500%	06/01/21	280	302,432

Energy – Integrated — 1.3%
BP Capital Markets PLC (United Kingdom), Gtd. Notes(a)	1.846%	05/05/17	770	779,412
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.125%	10/01/15	195	196,312
Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes(a)	6.100%	06/01/18	200	223,033

				1,198,757

Foods — 0.4%
Kraft Foods Group, Inc., Gtd. Notes	5.375%	02/10/20	209	233,285
Wm. Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	2.000%	10/20/17	90	90,786

				324,071

Healthcare & Pharmaceutical — 2.1%
Amgen, Inc., Sr. Unsec’d. Notes	2.300%	06/15/16	370	374,100
GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes(a)	1.500%	05/08/17	560	563,914
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	2.250%	08/15/16	965	974,786

				1,912,800

Healthcare Insurance — 0.7%
Aetna, Inc., Sr. Unsec’d. Notes	4.125%	06/01/21	275	294,686
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.700%	02/15/21	280	308,790

				603,476

Insurance — 1.9%
American International Group, Inc., Sr. Unsec’d. Notes, MTN	5.850%	01/16/18	380	418,945
MetLife, Inc., Sr. Unsec’d. Notes	4.750%	02/08/21	855	944,370
MetLife, Inc., Sr. Unsec’d. Notes	7.717%	02/15/19	350	417,469

				1,780,784

Metals
Teck Resources Ltd. (Canada), Gtd. Notes	3.850%	08/15/17	25	25,780

Non-Captive Finance — 1.1%
General Electric Capital Corp., Gtd. Notes, MTN	3.100%	01/09/23	230	229,366
General Electric Capital Corp., Gtd. Notes, MTN	4.625%	01/07/21	75	82,575
General Electric Capital Corp., Gtd. Notes, MTN	4.650%	10/17/21	30	32,870

SEE NOTES TO FINANCIAL STATEMENTS.

A17

AST BOND PORTFOLIO 2017 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Non-Captive Finance (continued)
General Electric Capital Corp., Gtd. Notes, MTN(h)	5.300%		02/11/21	625	$702,770

					1,047,581

Pipelines & Other — 0.5%
Enterprise Products Operating LLC, Gtd. Notes(a)	5.200%		09/01/20	125	139,128
Williams Partners LP, Sr. Unsec’d. Notes	4.125%		11/15/20	350	363,029

					502,157

Railroads — 0.4%
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.900%		06/15/19	350	397,223

Retailers — 0.5%
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	4.250%		04/15/21	425	466,406

Technology — 1.4%
Apple, Inc., Sr. Unsec’d. Notes(a)	1.000%		05/03/18	1,320	1,306,655

Telecommunications — 3.5%
America Movil SAB de CV (Mexico), Gtd. Notes(a)	2.375%		09/08/16	570	577,193
AT&T, Inc., Sr. Unsec’d. Notes	2.500%		08/15/15	353	353,664
AT&T, Inc., Sr. Unsec’d. Notes	3.875%		08/15/21	600	618,874
Verizon Communications, Inc., Sr. Unsec’d. Notes	2.625%		02/21/20	1,345	1,341,976
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.500%		11/01/21	350	354,818

					3,246,525

TOTAL CORPORATE BONDS (cost $24,044,204)					24,809,129

SOVEREIGNS — 5.4%
Bank of England Euro Note (United Kingdom), Sr. Unsec’d. Notes, 144A	0.500%		03/21/16	900	901,023
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, MTN, 144A	0.375%		04/25/16	200	200,018
Finland Government International Bond (Finland), Sr. Unsec’d. Notes, RegS	2.250%		03/17/16	580	587,742
Netherlands Government Bond (Netherlands), Sr. Unsec’d. Notes, 144A	0.250%		09/12/15	580	579,823
Province of British Columbia (Canada), Sr. Unsec’d. Notes	2.000%		10/23/22	2,785	2,727,899

TOTAL SOVEREIGNS (cost $5,036,540)					4,996,505

U.S. GOVERNMENT AGENCY OBLIGATIONS — 15.2%
Federal National Mortgage Assoc	5.122%	(s)	11/15/21	820	713,174
Financing Corp., Strips Principal, Series 3-P, Debs	1.382%	(s)	11/30/17	4,719	4,612,270
Hashemite Kingdom of Jordan, USAID Bond, Gtd. Notes	2.578%		06/30/22	425	427,125
Israel Government USAID Bond, Gov’t. Gtd. Notes	2.232%	(s)	03/15/22	490	414,962

SEE NOTES TO FINANCIAL STATEMENTS.

A18

AST BOND PORTFOLIO 2017 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Israel Government USAID Bond, Gov’t. Gtd. Notes	5.500%		09/18/23-04/26/24	3,235	$3,935,793
Residual Funding Corp. Strips Principal, Unsec’d. Notes, PO	2.859%	(s)	10/15/19	4,387	4,049,262

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $13,813,939)					14,152,586

U.S. TREASURY OBLIGATIONS — 6.8%
U.S. Treasury Bonds	2.750%		11/15/42	530	493,065
U.S. Treasury Bonds	2.875%		05/15/43	2,000	1,905,938
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%		04/15/20	631	636,493
U.S. Treasury Notes	0.500%		06/30/16	15	15,025
U.S. Treasury Notes	0.750%		06/30/17	185	185,361
U.S. Treasury Notes	0.875%		10/15/17	40	40,091
U.S. Treasury Notes	2.125%		09/30/21	775	782,750
U.S. Treasury Notes	2.125%		05/15/25	215	211,103
U.S. Treasury Notes	2.250%		03/31/21	2,000	2,043,124

TOTAL U.S. TREASURY OBLIGATIONS (cost $6,419,088)					6,312,950

TOTAL LONG-TERM INVESTMENTS (cost $81,441,485)					82,261,869

				Shares
SHORT-TERM INVESTMENTS — 7.5%
AFFILIATED MONEY MARKET MUTUAL FUND — 7.5%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $6,938,864; includes $3,674,668 of cash collateral for securities on loan)(b)(w)(Note 4)				6,938,864	6,938,864

				Notional Amount (000)#
OPTIONS PURCHASED*
Call Options
U.S. Treasury Long Bond Futures,
expiring 07/24/15, Strike Price $152.00				3,000	51,562
expiring 07/24/15, Strike Price $160.00				1,500	3,281
expiring 07/24/15, Strike Price $164.00				1,500	1,172

TOTAL OPTIONS PURCHASED (cost $51,604)					56,015

TOTAL SHORT-TERM INVESTMENTS (cost $6,990,468)					6,994,879

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 96.0% (cost $88,431,953)					89,256,748

SEE NOTES TO FINANCIAL STATEMENTS.

A19

AST BOND PORTFOLIO 2017 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

	Notional Amount (000)#	Value (Note 2)
OPTIONS WRITTEN*
Call Options
U.S. Treasury Long Bond Futures,
expiring 07/24/15, Strike Price $156.00	3,000	$(19,219)
expiring 07/24/15, Strike Price $158.00	3,000	(11,250)

TOTAL OPTIONS WRITTEN (premiums received $26,615)		(30,469)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 96.0% (cost $88,405,338)		89,226,279
OTHER ASSETS IN EXCESS OF LIABILITIES(x) — 4.0%		3,719,065

NET ASSETS — 100.0%		$92,945,344

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $3,585,645; cash collateral of $3,674,668 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2015.

(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2015	Unrealized Appreciation (Depreciation)(1)
Long Positions:
12	2 Year U.S. Treasury Notes	Sep. 2015	$2,627,642	$2,627,250	$(392)
22	5 Year U.S. Treasury Notes	Sep. 2015	2,607,595	2,623,672	16,077
88	10 Year U.S. Treasury Notes	Sep. 2015	11,119,046	11,103,125	(15,921)
2	U.S. Long Bonds	Sep. 2015	302,253	301,688	(565)

					(801)

Short Position:
24	U.S. Ultra Bonds	Sep. 2015	3,772,308	3,697,500	74,808

					$74,007

(1)	Cash balance of $220,000 has been segregated with Citigroup Global Markets to cover requirements for open contracts at June 30, 2015.
Interest rate swap agreements outstanding at June 30, 2015:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
7,400	08/08/15	0.528%	3 Month LIBOR(2)	$(14,506)	$—	$(14,506)	Credit Suisse First Boston Corp.
13,800	09/11/15	0.521%	3 Month LIBOR(2)	(25,877)	—	(25,877)	JPMorgan Chase
2,000	09/28/15	0.918%	3 Month LIBOR(2)	(7,779)	—	(7,779)	Barclays Capital Group
4,180	03/06/17	1.123%	3 Month LIBOR(2)	(39,069)	—	(39,069)	Barclays Capital Group
33,200	12/31/17	1.975%	3 Month LIBOR(1)	3,051,904	—	3,051,904	Citigroup Global Markets
16,000	12/31/17	2.267%	3 Month LIBOR(1)	2,134,515	—	2,134,515	Bank of America
1,900	04/18/18	0.876%	3 Month LIBOR(2)	13,644	—	13,644	JPMorgan Chase

SEE NOTES TO FINANCIAL STATEMENTS.

A20

AST BOND PORTFOLIO 2017 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2015 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements (continued)
674	05/17/18	0.989%	3 Month LIBOR(2)	$3,568	$—	$3,568	Credit Suisse First Boston Corp.
2,390	08/09/18	2.136%	3 Month LIBOR(1)	81,916	—	81,916	Bank of America
18,200	08/10/18	2.059%	3 Month LIBOR(1)	573,944	—	573,944	Citigroup Global Markets
6,500	08/11/18	2.033%	3 Month LIBOR(2)	(198,592)	—	(198,592)	Hong Kong & Shanghai Bank
11,660	10/06/18	1.599%	3 Month LIBOR(1)	139,004	—	139,004	JPMorgan Chase
1,245	10/11/18	1.770%	3 Month LIBOR(1)	21,868	—	21,868	JPMorgan Chase
6,490	01/12/19	1.699%	3 Month LIBOR(2)	(114,108)	—	(114,108)	Citigroup Global Markets
1,980	02/21/19	1.573%	3 Month LIBOR(2)	(20,181)	—	(20,181)	Citigroup Global Markets
3,700	10/31/19	1.265%	3 Month LIBOR(2)	48,101	—	48,101	Citigroup Global Markets
1,300	08/01/21	3.068%	3 Month LIBOR(1)	98,205	—	98,205	Citigroup Global Markets
1,340	08/04/21	2.803%	3 Month LIBOR(1)	78,746	—	78,746	Barclays Capital Group
1,100	08/24/21	2.250%	3 Month LIBOR(1)	25,052	—	25,052	Citigroup Global Markets
3,110	09/22/21	2.158%	3 Month LIBOR(1)	46,549	—	46,549	Barclays Capital Group
1,080	10/04/21	2.108%	3 Month LIBOR(1)	11,097	—	11,097	Citigroup Global Markets
2,960	10/11/21	2.285%	3 Month LIBOR(2)	(61,426)	—	(61,426)	Barclays Capital Group
3,020	12/06/21	2.238%	3 Month LIBOR(2)	(40,932)	—	(40,932)	Barclays Capital Group
1,900	10/25/22	1.801%	3 Month LIBOR(1)	(42,668)	—	(42,668)	Credit Suisse First Boston Corp.
15,600	11/15/22	1.639%	3 Month LIBOR(2)	554,046	—	554,046	Barclays Capital Group
7,525	02/14/23	2.069%	3 Month LIBOR(1)	(18,306)	—	(18,306)	Bank of Nova Scotia
2,700	02/19/23	2.105%	3 Month LIBOR(2)	413	—	413	Bank of Nova Scotia
700	03/21/23	2.038%	3 Month LIBOR(2)	5,171	—	5,171	Barclays Capital Group
1,650	04/03/23	1.995%	3 Month LIBOR(2)	20,251	—	20,251	Barclays Capital Group

				$6,324,550	$—	$6,324,550

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2015	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
7,400	07/02/18	1.564%	3 Month LIBOR(2)	$—	$(70,600)	$(70,600)
2,350	08/21/18	1.781%	3 Month LIBOR(1)	161	35,972	35,811
2,950	08/22/18	1.745%	3 Month LIBOR(1)	163	41,813	41,650
15,400	06/03/19	1.614%	3 Month LIBOR(2)	219	(60,401)	(60,620)
6,680	10/01/20	2.523%	3 Month LIBOR(2)	—	(235,387)	(235,387)
1,370	09/06/21	2.223%	3 Month LIBOR(1)	—	17,615	17,615
4,535	12/31/21	1.831%	3 Month LIBOR(2)	14,869	60,902	46,033
2,575	12/31/21	1.950%	3 Month LIBOR(2)	12,687	15,619	2,932
2,220	04/08/22	1.780%	3 Month LIBOR(1)	163	(45,414)	(45,577)
8,350	05/31/22	2.200%	3 Month LIBOR(2)	(11,649)	(9,249)	2,400
100	04/08/25	2.020%	3 Month LIBOR(2)	151	3,723	3,572

				$16,764	$(245,407)	$(262,171)

Cash balance of $750,000 have been segregated with Citigroup Global Markets to cover requirements for open exchange-traded swap contracts at June 30, 2015.

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

SEE NOTES TO FINANCIAL STATEMENTS.

A21

AST BOND PORTFOLIO 2017 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$16,136,108	$—
Commercial Mortgage-Backed Securities	—	15,854,591	—
Corporate Bonds	—	24,809,129	—
Sovereigns	—	4,996,505	—
U.S. Government Agency Obligations	—	14,152,586	—
U.S. Treasury Obligations	—	6,312,950	—
Affiliated Money Market Mutual Fund	6,938,864	—	—
Options Purchased	56,015	—	—
Options Written	(30,469)	—	—
Other Financial Instruments*
Futures Contracts	74,007	—	—
Over-the-counter interest rate swaps	—	6,324,550	—
Exchange-traded interest rate swaps	—	(262,171)	—

Total	$7,038,417	$88,324,248	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the counter swap contracts which are recorded at fair value.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2015 were as follows:

Non-Residential Mortgage-Backed Securities	17.4%
Commercial Mortgage-Backed Securities	17.1
U.S. Government Agency Obligations	15.2
Banking	10.0
Affiliated Money Market Mutual Fund (4.0% represents investments purchased with collateral from securities on loan)	7.5
U.S. Treasury Obligations	6.8
Sovereigns	5.4
Telecommunications	3.5
Capital Goods	2.6
Healthcare & Pharmaceutical	2.1
Insurance	1.9
Technology	1.4

Energy – Integrated	1.3%
Non-Captive Finance	1.1
Healthcare Insurance	0.6
Pipelines & Other	0.5
Retailers	0.5
Railroads	0.4
Foods	0.3
Electric	0.3
Call Options	0.1

96.0
Other assets in excess of liabilities	4.0

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A22

AST BOND PORTFOLIO 2017 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2015 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from/to broker —variation margin futures	$90,885	*	Due from/to broker —variation margin futures	$16,878	*
Interest rate contracts	Due from/to broker —variation margin swaps	150,013	*	Due from/to broker —variation margin swaps	412,184	*
Interest rate contracts	Unrealized appreciation on over-the-counter swap agreements	6,907,994		Unrealized depreciation on over-the-counter swap agreements	583,444
Interest rate contracts	Unaffiliated investments	56,015		Options written outstanding, at value	30,469

Total		$7,204,907			$1,042,975

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Options Written	Futures	Swaps	Total
Interest rate contracts	$(114,474)	$33,669	$(106,049)	$1,405,904	$1,219,050

*	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Options Written	Futures	Swaps	Total
Interest rate contracts	$7,912	$(7,619)	$124,782	$(790,180)	$(665,105)

*	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2015, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts - Long Positions(3)	Futures Contracts - Short Positions(3)	Interest Rate Swap Agreements(2)
$28,586	$10,733	$16,485	$16,029	$183,172

(1)	Cost.

(2)	Notional Amount in USD (000).

(3)	Value at Trade Date.

SEE NOTES TO FINANCIAL STATEMENTS.

A23

AST BOND PORTFOLIO 2017 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received(3)	Net Amount
Bank of America	$2,216,431	$—	$(2,202,445)	$13,986
Bank of Nova Scotia	413	(413)	—	—
Barclays Capital Group	704,763	(149,206)	(563,639)	—
Citigroup Global Markets	3,808,303	(134,289)	(3,605,000)	69,014
Credit Suisse First Boston Corp.	3,568	(3,568)	—	—
Hong Kong & Shanghai Bank	—	—	—	—
JPMorgan Chase	174,516	(25,877)	(45,490)	103,149

	$6,907,994

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged(3)	Net Amount
Bank of America	$—	$—	$—	$—
Bank of Nova Scotia	(18,306)	413	—	(17,893)
Barclays Capital Group	(149,206)	149,206	—	—
Citigroup Global Markets	(134,289)	134,289	—	—
Credit Suisse First Boston Corp.	(57,174)	3,568	—	(53,606)
Hong Kong & Shanghai Bank	(198,592)	—	297,711	—
JPMorgan Chase	(25,877)	25,877	—	—

	$(583,444)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Amounts shown reflect actual collateral received or pledged by the Portfolio. Such amounts are applied up to 100% of the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A24

AST BOND PORTFOLIO 2017 (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2015

ASSETS:
Investments at value, including securities on loan of $3,585,645:
Unaffiliated investments (cost $81,493,089)	$82,317,884
Affiliated investments (cost $6,938,864)	6,938,864
Cash	43
Unrealized appreciation on over-the-counter swap agreements	6,907,994
Deposit with Broker	970,000
Dividends and interest receivable	391,300
Due from broker—variation margin swaps	15,519
Receivable for fund share sold	959
Prepaid expenses	157

Total Assets	97,542,720

LIABILITIES:
Payable to broker for collateral for securities on loan	3,674,668
Unrealized depreciation on over-the-counter swap agreements	583,444
Payable for fund share repurchased	198,725
Accrued expenses and other liabilities	62,366
Advisory fees payable	44,674
Options written outstanding, at value (premiums received $26,615)	30,469
Due to broker—variation margin futures	1,433
Distribution fee payable	1,247
Affiliated transfer agent fee payable	350

Total Liabilities	4,597,376

NET ASSETS	$92,945,344

Net assets were comprised of:
Paid-in capital	$49,310,569
Retained earnings	43,634,775

Net assets, June 30, 2015	$92,945,344

Net asset value and redemption price per share, $92,945,344 / 7,639,884 outstanding shares of beneficial interest	$12.17

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2015

INCOME
Interest income	$853,168
Affiliated dividend income	3,301
Affiliated income from securities lending, net	3,088

859,557

EXPENSES
Advisory fees	312,311
Distribution fee	49,273
Custodian and accounting fees	33,000
Audit fee	25,000
Legal fees and expenses	5,000
Trustees’ fees	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Shareholders’ reports	3,000
Insurance expenses	1,000
Loan interest expense	100
Miscellaneous	5,673

Total expenses	443,357

NET INVESTMENT INCOME	416,200

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	386,077
Futures transactions	(106,049)
Swap agreement transactions	1,405,904
Options written transactions	33,669

1,719,601

Net change in unrealized appreciation (depreciation) on:
Investments	(571,316)
Futures	124,782
Swap agreements	(790,180)
Written options	(7,619)

(1,244,333)

NET GAIN ON INVESTMENTS	475,268

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$891,468

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2015	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$416,200	$1,434,939
Net realized gain on investment transactions	1,719,601	4,644,105
Net change in unrealized appreciation (depreciation) on investments	(1,244,333)	(3,871,484)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	891,468	2,207,560

FUND SHARE TRANSACTIONS:
Fund share sold [344,000 and 2,405,171 shares, respectively]	4,179,532	29,029,612
Fund share repurchased [1,916,413 and 6,792,544 shares, respectively]	(23,314,867)	(81,868,291)

NET DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(19,135,335)	(52,838,679)

TOTAL DECREASE IN NET ASSETS	(18,243,867)	(50,631,119)
NET ASSETS:
Beginning of period	111,189,211	161,820,330

End of period	$92,945,344	$111,189,211

SEE NOTES TO FINANCIAL STATEMENTS.

A25

AST BOND PORTFOLIO 2018

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

LONG-TERM INVESTMENTS — 91.8% ASSET-BACKED SECURITIES — 20.8%	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Non-Residential Mortgage-Backed Securities
Ally Auto Receivables Trust, Series 2014-3, Class A2	0.810%		09/15/17	800	$800,333
Ally Auto Receivables Trust, Series 2014-SN2, Class A2A	0.710%		03/20/17	811	810,763
American Express Credit Account Master Trust, Series 2012-5, Class C, 144A	1.070%		05/15/18	900	900,860
American Express Credit Account Master Trust, Series 2014-2, Class A	1.260%		01/15/20	1,000	1,001,297
American Express Credit Account Secured Note Trust, Series 2012-4, Class A	0.426%	(c)	05/15/20	1,000	998,399
AmeriCredit Automobile Receivables Trust, Series 2014-2, Class A2B	0.464%	(c)	10/10/17	542	541,810
AmeriCredit Automobile Receivables Trust, Series 2015-1, Class A2B	0.604%	(c)	04/09/18	500	500,065
BA Credit Card Trust, Series 2014-A3, Class A	0.476%	(c)	01/15/20	700	699,558
BA Credit Card Trust, Series 2015-A1, Class A	0.516%	(c)	06/15/20	600	600,479
Bank of The West Auto Trust, Series 2014-1, Class A2, 144A	0.690%		07/17/17	746	745,946
Chase Issuance Trust, Series 2007-C1, Class C1	0.646%	(c)	04/15/19	1,900	1,888,630
Chase Issuance Trust, Series 2014-A1, Class A1	1.150%		01/15/19	1,500	1,503,108
Chrysler Capital Auto Receivables Trust, Series 2013-BA, Class A3, 144A	0.850%		05/15/18	337	337,349
Citibank Credit Card Issuance Trust, Series 2006-A7, Class A7	0.346%	(c)	12/17/18	1,700	1,694,230
Discover Card Execution Note Trust, Series 2012-A5, Class A5	0.386%	(c)	01/16/18	2,800	2,800,081
Enterprise Fleet Financing LLC, Series 2013-2, Class A2, 144A	1.060%		03/20/19	500	500,476
Enterprise Fleet Financing LLC, Series 2014-1, Class A2, 144A	0.870%		09/20/19	529	528,845
Ford Credit Auto Owner Trust, Series 2011-B, Class B	2.270%		01/15/17	600	603,052
Ford Credit Auto Owner Trust, Series 2012-C, Class B	1.270%		12/15/17	400	401,024
Ford Credit Auto Owner Trust, Series 2013-A, Class B	1.150%		07/15/18	500	499,832
Ford Credit Floorplan Master Owner Trust, Series 2013-1, Class A2	0.566%	(c)	01/15/18	1,600	1,600,747
GE Dealer Floorplan Master Note Trust, Series 2013-1, Class A	0.587%	(c)	04/20/18	1,000	999,306
GE Dealer Floorplan Master Note Trust, Series 2014-2, Class A	0.637%	(c)	10/20/19	900	898,376
Hyundai Auto Lease Securitization Trust, Series 2015-A, Class A2, 144A	1.000%		10/15/17	700	701,627
MMAF Equipment Finance LLC, Series 2015-AA, Class A2, 144A	0.960%		09/18/17	700	700,355
Navient Student Loan Trust, Series 2015-2, Class A1	0.467%	(c)	11/25/24	667	666,737
Nissan Auto Lease Trust, Series 2014-B, Class A2B	0.436%	(c)	04/17/17	875	874,955
Nissan Master Owner Trust Receivables, Series 2013-A, Class A	0.486%	(c)	02/15/18	2,400	2,400,000
Santander Drive Auto Receivables Trust, Series 2014-1, Class A2B	0.556%	(c)	06/15/17	83	82,586
Synchrony Credit Card Master Note Trust, Series 2014-1, Class A	1.610%		11/15/20	500	501,696

SEE NOTES TO FINANCIAL STATEMENTS.

A26

AST BOND PORTFOLIO 2018 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Non-Residential Mortgage-Backed Securities (continued)
Volkswagen Credit Auto Master Trust, Series 2014-1A, Class A1, 144A	0.537%	(c)	07/22/19	700	$698,880

TOTAL ASSET-BACKED SECURITIES (cost $28,357,658)					28,481,402

COMMERCIAL MORTGAGE-BACKED SECURITIES — 18.8%
Banc of America Commercial Mortgage Trust, Series 2006-2, Class AM	5.951%	(c)	05/10/45	1,400	1,452,270
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A2	5.309%		10/10/45	30	30,531
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-4, Class A5B	4.997%	(c)	07/10/45	750	749,569
Commercial Mortgage Trust, Series 2013-CR8, Class A2	2.367%		06/10/46	3,600	3,657,344
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A5	5.224%	(c)	04/10/37	1,573	1,574,488
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4	6.013%	(c)	07/10/38	857	875,523
GS Mortgage Securities Trust, Series 2006-GG6, Class A4	5.553%	(c)	04/10/38	1,600	1,609,077
GS Mortgage Securities Trust, Series 2006-GG8, Class A4	5.560%		11/10/39	1,408	1,459,805
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12, Class A2	2.424%		07/15/45	3,600	3,674,801
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP4, Class AM	4.999%	(c)	10/15/42	500	500,318
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class AM	5.107%	(c)	07/12/38	365	364,797
ML-CFC Commercial Mortgage Trust, Series 2006-1, Class A4	5.650%	(c)	02/12/39	269	272,546
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A2	1.689%		12/15/48	1,000	999,978
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A3	3.058%		05/10/63	3,165	3,271,825
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM	5.466%	(c)	01/15/45	1,300	1,326,619
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3	6.011%	(c)	06/15/45	3,000	3,084,474
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	5.308%		11/15/48	716	744,050

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $26,020,120)					25,648,015

CORPORATE BONDS — 23.0%
Banking — 9.0%
American Express Co., Sr. Unsec’d. Notes(a)	2.650%		12/02/22	345	331,876
Bank of America Corp., Sr. Unsec’d. Notes(h)	6.000%		09/01/17	1,750	1,904,287
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	6.750%		05/22/19	255	295,711
Capital One Financial Corp., Sr. Unsec’d. Notes	4.750%		07/15/21	300	327,683
Citigroup, Inc., Sr. Unsec’d. Notes(a)	4.500%		01/14/22	280	301,604
Citigroup, Inc., Sr. Unsec’d. Notes	8.500%		05/22/19	825	1,006,250
Discover Bank, Sr. Unsec’d. Notes	2.000%		02/21/18	1,910	1,905,326
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%		07/27/21	300	333,155

SEE NOTES TO FINANCIAL STATEMENTS.

A27

AST BOND PORTFOLIO 2018 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Banking (continued)
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	5.375%	03/15/20	625	$695,950
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%	08/15/21	300	321,117
JPMorgan Chase & Co., Sr. Unsec’d. Notes(h)	6.300%	04/23/19	850	973,780
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.500%	01/26/20	1,175	1,311,294
PNC Bank NA, Sub. Notes	2.950%	01/30/23	610	590,169
Royal Bank of Scotland PLC (The) (United Kingdom), Gtd. Notes	6.125%	01/11/21	70	80,325
Wachovia Corp., Sr. Unsec’d. Notes, MTN	5.750%	02/01/18	1,750	1,932,742

				12,311,269

Cable — 0.3%
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	1.974%	04/15/19	480	476,573

Capital Goods — 2.3%
ABB Finance USA, Inc. (Switzerland), Gtd. Notes	1.625%	05/08/17	635	638,974
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	3.150%	10/15/21	185	190,023
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	3.900%	07/12/21	300	323,219
United Technologies Corp., Sr. Unsec’d. Notes	1.800%	06/01/17	890	902,966
Waste Management, Inc., Gtd. Notes	2.600%	09/01/16	170	172,981
Xylem, Inc., Sr. Unsec’d. Notes	3.550%	09/20/16	920	943,774

				3,171,937

Electric — 0.4%
Duke Energy Progress, Inc., First Mortgage	5.300%	01/15/19	125	139,303
NextEra Energy Capital Holdings, Inc., Gtd. Notes	4.500%	06/01/21	385	415,844

				555,147

Energy – Integrated — 1.1%
BP Capital Markets PLC (United Kingdom), Gtd. Notes(a)	1.846%	05/05/17	1,345	1,361,441
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.125%	10/01/15	105	105,706

				1,467,147

Foods — 0.2%
Kraft Foods Group, Inc., Sr. Unsec’d. Notes	5.375%	02/10/20	209	233,284

Healthcare & Pharmaceutical — 1.1%
Amgen, Inc., Sr. Unsec’d. Notes	2.300%	06/15/16	655	662,257
GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes	1.500%	05/08/17	805	810,626

				1,472,883

Healthcare Insurance — 0.4%
Aetna, Inc., Sr. Unsec’d. Notes	4.125%	06/01/21	150	160,738
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.700%	02/15/21	385	424,586

				585,324

Insurance — 1.8%
American International Group, Inc., Sr. Unsec’d. Notes, MTN	5.850%	01/16/18	550	606,368
MetLife, Inc., Sr. Unsec’d. Notes	4.750%	02/08/21	850	938,847

SEE NOTES TO FINANCIAL STATEMENTS.

A28

AST BOND PORTFOLIO 2018 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Insurance (continued)
MetLife, Inc., Sr. Unsec’d. Notes	7.717%	02/15/19	790	$942,287

				2,487,502

Media & Entertainment — 0.1%
Viacom, Inc., Sr. Unsec’d. Notes	4.500%	03/01/21	155	163,972

Non-Captive Finance — 0.7%
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	3.100%	01/09/23	195	194,463
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	4.625%	01/07/21	65	71,565
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	4.650%	10/17/21	30	32,870
General Electric Capital Corp., Sub. Notes	5.300%	02/11/21	575	646,548

				945,446

Pipelines & Other — 0.5%
Atmos Energy Corp., Sr. Unsec’d. Notes	8.500%	03/15/19	170	206,500
Williams Partners LP, Sr. Unsec’d. Notes	4.125%	11/15/20	450	466,751

				673,251

Railroads — 0.4%
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.900%	06/15/19	450	510,715

Retailers — 0.7%
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	4.125%	02/01/19	415	448,806
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	4.250%	04/15/21	400	438,972

				887,778

Technology — 1.6%
Apple, Inc., Sr. Unsec’d. Notes(a)	1.000%	05/03/18	1,910	1,890,690
Xerox Corp., Sr. Unsec’d. Notes	6.750%	02/01/17	240	258,526

				2,149,216

Telecommunications — 2.4%
America Movil SAB de CV (Mexico), Gtd. Notes(a)	2.375%	09/08/16	820	830,348
AT&T, Inc., Sr. Unsec’d. Notes	3.875%	08/15/21	1,070	1,103,660
Verizon Communications, Inc., Sr. Unsec’d. Notes	2.625%	02/21/20	1,030	1,027,685
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.500%	11/01/21	300	304,130

				3,265,823

TOTAL CORPORATE BONDS (cost $30,253,565)				31,357,267

NON-CORPORATE FOREIGN AGENCIES — 0.9%
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A(a)	1.125%	05/23/18	1,008	1,004,940
Statoil ASA (Norway), Gtd. Notes	5.250%	04/15/19	160	178,771

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $1,165,154)				1,183,711

SEE NOTES TO FINANCIAL STATEMENTS.

A29

AST BOND PORTFOLIO 2018 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

SOVEREIGNS — 4.9%	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Bank of England Euro Note (United Kingdom), Sr. Unsec’d. Notes, 144A	0.500%		03/21/16	1,000	$1,001,137
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, MTN, 144A	0.375%		04/25/16	200	200,018
Finland Government International Bond (Finland), Sr. Unsec’d. Notes, RegS	2.250%		03/17/16	700	709,344
Netherlands Government Bond (Netherlands), Sr. Unsec’d. Notes, 144A	0.250%		09/12/15	840	839,744
Province of British Columbia (Canada), Sr. Unsec’d. Notes	2.000%		10/23/22	4,080	3,996,348

TOTAL SOVEREIGNS (cost $6,806,040)					6,746,591

U.S. GOVERNMENT AGENCY OBLIGATIONS — 18.3%
Federal National Mortgage Assoc.(h)	2.625%		09/06/24	970	970,374
Financing Corp., Strips Principal, Series 1P, Unsec’d. Notes, PO	1.602%	(s)	05/11/18	180	173,666
Financing Corp., Strips Principal, Series 3P, Unsec’d. Notes, PO	1.382%	(s)	11/30/17	240	234,572
Financing Corp., Strips Principal, Series D-P, Sec’d. Notes, PO	2.224%	(s)	09/26/19	500	463,490
Government National Mortgage Assoc	4.000%		02/15/39	21	22,564
Government National Mortgage Assoc	4.000%		12/15/40	152	164,171
Hashemite Kingdom of Jordan, USAID Bond, U.S. Gov’t. Gtd. Notes	2.578%		06/30/22	630	633,150
Hashemite Kingdom of Jordan, USAID Bond, U.S. Gov’t. Gtd. Notes	3.000%		06/30/25	335	335,838
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	2.232%	(s)	03/15/22	1,740	1,473,535
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	5.500%		09/18/23	1,335	1,614,645
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	5.500%		04/26/24	3,350	4,086,049
Residual Funding Corp., Strips Principal, Sr. Unsec’d. Notes, PO	1.562%	(s)	10/15/19	3,951	3,646,828
Residual Funding Corp., Strips Principal, Sr. Unsec’d. Notes, PO	1.728%	(s)	07/15/20	12,285	11,118,613

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $25,234,700)					24,937,495

U.S. TREASURY OBLIGATIONS — 5.1%
U.S. Treasury Bonds	2.750%		11/15/42	785	730,295
U.S. Treasury Bonds	2.875%		05/15/43	2,000	1,905,938
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%		04/15/20	940	947,101
U.S. Treasury Notes	0.750%		06/30/17	185	185,361
U.S. Treasury Notes	2.125%		09/30/21	1,180	1,191,800
U.S. Treasury Notes(h)	2.250%		03/31/21	2,000	2,043,124

TOTAL U.S. TREASURY OBLIGATIONS (cost $7,109,441)					7,003,619

TOTAL LONG-TERM INVESTMENTS (cost $124,946,678)					125,358,100

SEE NOTES TO FINANCIAL STATEMENTS.

A30

AST BOND PORTFOLIO 2018 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

SHORT-TERM INVESTMENTS — 5.8%	Shares	Value (Note 2)
AFFILIATED MONEY MARKET MUTUAL FUND — 5.7%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $7,804,539; includes $4,088,406 of cash collateral for securities on loan)(b)(w)(Note 4)	7,804,539	$7,804,539

	Notional Amount (000)#
OPTIONS PURCHASED* — 0.1%
Call Options
U.S. Treasury Long Bond Futures,
expiring 07/24/15, Strike Price $152.00	4,400	75,625
expiring 07/24/15, Strike Price $160.00	2,200	4,812
expiring 07/24/15, Strike Price $164.00	2,200	1,719

TOTAL OPTIONS PURCHASED (cost $76,120)		82,156

TOTAL SHORT-TERM INVESTMENTS (cost $7,880,659)		7,886,695

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 97.6% (cost $132,827,337)		133,244,795

OPTIONS WRITTEN*
Call Options
U.S. Treasury Long Bond Futures,
expiring 07/24/15, Strike Price $156.00	4,400	(28,188)
expiring 07/24/15, Strike Price $158.00	4,400	(16,500)

TOTAL OPTIONS WRITTEN (premiums received $39,036)		(44,688)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 97.6% (cost $132,788,301)		133,200,107
OTHER ASSETS IN EXCESS OF LIABILITIES(x) — 2.4%		3,329,330

NET ASSETS — 100.0%		$136,529,437

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $3,983,384; cash collateral of $4,088,406 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2015.

(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A31

AST BOND PORTFOLIO 2018 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Futures contracts outstanding at June 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2015	Unrealized Appreciation (Depreciation)(1)
Long Position:
120	10 Year U.S. Treasury Notes	Sep. 2015	$15,137,470	$15,140,625	$3,155

Short Positions:
29	2 Year U.S. Treasury Notes	Sep. 2015	6,342,256	6,349,188	(6,932)
22	5 Year U.S. Treasury Notes	Sep. 2015	2,621,912	2,623,671	(1,759)
5	U.S. Long Bonds	Sep. 2015	751,395	754,219	(2,824)
21	U.S. Ultra Bonds	Sep. 2015	3,282,407	3,235,313	47,094

					35,579

					$38,734

(1)	Cash of $160,000 has been segregated with Citigroup Global Markets to cover requirements for open contracts at June 30, 2015.

Interest rate swap agreements outstanding at June 30, 2015:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
7,500	07/09/15	0.593%	3 Month LIBOR(2)	$(17,100)	$—	$(17,100)	Bank of Nova Scotia
11,000	08/20/15	0.615%	3 Month LIBOR(2)	(26,029)	—	(26,029)	Bank of Nova Scotia
6,660	09/28/15	0.491%	3 Month LIBOR(1)	11,692	—	11,692	Credit Suisse First Boston Corp.
4,100	12/21/15	0.494%	3 Month LIBOR(2)	(3,469)	—	(3,469)	Citigroup Global Markets
4,400	12/29/16	1.351%	3 Month LIBOR(1)	43,659	—	43,659	Barclays Capital Group
11,600	01/17/17	1.149%	3 Month LIBOR(2)	(131,695)	—	(131,695)	Barclays Capital Group
7,800	01/20/17	1.120%	3 Month LIBOR(2)	(83,375)	—	(83,375)	Bank of Nova Scotia
11,330	02/06/17	0.965%	3 Month LIBOR(2)	(79,399)	—	(79,399)	Bank of Nova Scotia
10,100	07/05/17	0.938%	3 Month LIBOR(2)	(48,219)	—	(48,219)	Bank of Nova Scotia
6,200	12/11/17	0.738%	3 Month LIBOR(2)	46,900	—	46,900	Barclays Capital Group
5,700	12/12/17	0.736%	3 Month LIBOR(2)	43,573	—	43,573	Bank of Nova Scotia
1,008	05/17/18	0.989%	3 Month LIBOR(2)	5,335	—	5,335	Credit Suisse First Boston Corp.
2,990	07/28/18	2.455%	3 Month LIBOR(1)	137,624	—	137,624	Bank of America
3,350	08/18/18	1.818%	3 Month LIBOR(2)	(76,203)	—	(76,203)	Citigroup Global Markets
5,600	08/24/18	1.743%	3 Month LIBOR(1)	111,128	—	111,128	Bank of America
13,200	11/23/18	1.741%	3 Month LIBOR(1)	186,068	—	186,068	Deutsche Bank AG
19,265	11/29/18	1.758%	3 Month LIBOR(1)	275,699	—	275,699	Citigroup Global Markets
44,500	12/31/18	2.808%	3 Month LIBOR(1)	7,275,971	—	7,275,971	JPMorgan Chase
6,800	12/31/18	3.376%	3 Month LIBOR(1)	1,528,381	—	1,528,381	Citigroup Global Markets
5,000	08/08/19	1.271%	3 Month LIBOR(2)	34,062	—	34,062	Credit Suisse First Boston Corp.
1,660	11/15/19	4.546%	3 Month LIBOR(2)	(834,858)	—	(834,858)	Deutsche Bank AG
1,548	05/15/21	4.419%	3 Month LIBOR(2)	(800,862)	—	(800,862)	Deutsche Bank AG
1,543	05/15/21	4.446%	3 Month LIBOR(2)	(806,164)	—	(806,164)	Deutsche Bank AG
5,300	01/19/22	2.015%	3 Month LIBOR(2)	(30,913)	—	(30,913)	Bank of Nova Scotia
2,950	01/24/22	2.113%	3 Month LIBOR(2)	(35,325)	—	(35,325)	Bank of Nova Scotia
3,700	08/10/22	1.758%	3 Month LIBOR(2)	71,172	—	71,172	Bank of Nova Scotia
6,300	09/11/22	1.833%	3 Month LIBOR(2)	102,341	—	102,341	Bank of Nova Scotia
2,700	10/16/22	1.723%	3 Month LIBOR(1)	(73,968)	—	(73,968)	Barclays Capital Group
3,300	10/25/22	1.801%	3 Month LIBOR(1)	(74,108)	—	(74,108)	Credit Suisse First Boston Corp.
1,300	03/21/23	2.038%	3 Month LIBOR(2)	9,602	—	9,602	Barclays Capital Group

				$6,761,520	$—	$6,761,520

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2015	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
17,200	06/27/16	0.853%	3 Month LIBOR(1)	$193	$59,875	$59,682
9,150	09/06/16	1.170%	3 Month LIBOR(1)	—	64,195	64,195
6,923	08/02/18	1.614%	3 Month LIBOR(2)	(140,079)	(71,986)	68,093

SEE NOTES TO FINANCIAL STATEMENTS.

A32

AST BOND PORTFOLIO 2018 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2015 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2015	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements (continued)
5,750	08/21/18	1.781%	3 Month LIBOR(1)	$176	$88,018	$87,842
6,050	08/22/18	1.745%	3 Month LIBOR(1)	177	85,752	85,575
31,800	10/03/18	1.745%	3 Month LIBOR(1)	—	431,583	431,583
8,250	10/25/18	1.434%	3 Month LIBOR(2)	187	(25,184)	(25,371)
8,100	10/22/20	2.113%	3 Month LIBOR(2)	199	(113,096)	(113,295)
4,200	06/03/21	2.105%	3 Month LIBOR(2)	175	(34,908)	(35,083)
8,400	09/06/21	2.226%	3 Month LIBOR(1)	—	109,869	109,869
1,575	10/06/21	2.060%	3 Month LIBOR(2)	—	(3,950)	(3,950)
6,395	10/14/21	2.405%	3 Month LIBOR(1)	—	147,130	147,130
6,165	12/31/21	1.831%	3 Month LIBOR(2)	18,764	82,792	64,028
4,005	12/31/21	1.950%	3 Month LIBOR(2)	19,572	24,293	4,721
12,375	05/31/22	2.200%	3 Month LIBOR(2)	(17,456)	(13,708)	3,748
4,150	09/23/23	2.855%	3 Month LIBOR(2)	183	(180,668)	(180,851)

				$(117,909)	$650,007	$767,916

A U.S. Government Agency Obligation and a U.S. Treasury Obligation with a combined market value of $1,421,344 have been segregated with Citigroup Global Markets to cover requirements for open exchange-traded interest rate swap contracts at June 30, 2015.

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$28,481,402	$—
Commercial Mortgage-Backed Securities	—	25,648,015	—
Corporate Bonds	—	31,357,267	—
Non-Corporate Foreign Agencies	—	1,183,711	—
Sovereigns	—	6,746,591	—
U.S. Government Agency Obligations	—	24,937,495	—
U.S. Treasury Obligations	—	7,003,619	—
Affiliated Money Market Mutual Fund	7,804,539	—	—
Options Purchased	82,156	—	—
Options Written	(44,688)	—	—
Other Financial Instruments*
Futures Contracts	38,734	—	—
Over-the-counter interest rate swaps	—	6,761,520	—
Exchange-traded interest rate swaps	—	767,916	—

Total	$7,880,741	$132,887,536	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange- traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

SEE NOTES TO FINANCIAL STATEMENTS.

A33

AST BOND PORTFOLIO 2018 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2015 were as follows:

Non-Residential Mortgage-Backed Securities	20.8%
Commercial Mortgage-Backed Securities	18.8
U.S. Government Agency Obligations	18.3
Banking	9.0
Affiliated Money Market Mutual Fund (including 3.0% of collateral for securities on loan)	5.7
U.S. Treasury Obligations	5.1
Sovereigns	4.9
Telecommunications	2.4
Capital Goods	2.3
Insurance	1.8
Technology	1.6
Healthcare & Pharmaceutical	1.1
Energy – Integrated	1.1

Non-Corporate Foreign Agencies	0.9%
Non-Captive Finance	0.7
Retailers	0.7
Pipelines & Other	0.5
Healthcare Insurance	0.4
Electric	0.4
Railroads	0.4
Cable	0.3
Foods	0.2
Media & Entertainment	0.1
Options Purchased	0.1

97.6
Other assets in excess of liabilities	2.4

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2015 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from/to broker — variation margin futures	$50,249	*	Due from/to broker —variation margin futures	$11,515	*
Interest rate contracts	Due from/to broker — variation margin swaps	1,126,466	*	Due from/to broker —variation margin swaps	358,550	*
Interest rate contracts	Unrealized appreciation on over-the-counter swap agreements	9,883,207		Unrealized depreciation on over-the-counter swap agreements	3,121,687
Interest rate contracts	Unaffiliated investments	82,156		Options written oustanding, at value	44,688

Total		$11,142,078			$3,536,440

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Options Written	Futures	Swaps	Total
Interest rate contracts	$(169,869)	$50,484	$(216,257)	$2,930,017	$2,594,375

*	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Options Written	Futures	Swaps	Total
Interest rate contracts	$11,569	$(11,604)	$132,415	$(1,495,332)	$(1,362,952)

*	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A34

AST BOND PORTFOLIO 2018 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

For the six months ended June 30, 2015, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts - Long Positions(3)	Futures Contracts - Short Positions(3)	Interest Rate Swap Agreements(2)
$42,428	$16,200	$25,447,051	$15,109,741	$532,077

(1)	Cost.

(2)	Notional Amount in USD (000).

(3)	Value at Trade Date.

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received(3)	Net Amount
Bank of America	$248,752	$—	$(268,228)	$—
Bank of Nova Scotia	217,086	(217,086)	—	—
Barclays Capital Group	100,161	(100,161)	—	—
Citigroup Global Markets	1,804,080	(79,672)	(1,640,000)	84,408
Credit Suisse First Boston Corp.	51,089	(51,089)	—	—
Deutsche Bank AG	186,068	(186,068)	—	—
JPMorgan Chase	7,275,971	—	(8,094,674)	—

	$9,883,207

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged(3)	Net Amount
Bank of America	$—	$—	$—	$—
Bank of Nova Scotia	(320,360)	217,086	—	(103,274)
Barclays Capital Group	(205,663)	100,161	—	(105,502)
Citigroup Global Markets	(79,672)	79,672	—	—
Credit Suisse First Boston Corp.	(74,108)	51,089	—	(23,019)
Deutsche Bank AG	(2,441,884)	186,068	2,557,488	—
JPMorgan Chase	—	—	—	—

	$(3,121,687)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Amounts shown reflect actual collateral received or pledged by the Portfolio. Such amounts are applied up to 100% of the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A35

AST BOND PORTFOLIO 2018 (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2015

ASSETS:
Investments at value, including securities on loan of $3,983,384:
Unaffiliated investments (cost $125,022,798)	$125,440,256
Affiliated investments (cost $7,804,539)	7,804,539
Cash	4,711
Unrealized appreciation on over-the-counter swap agreements	9,883,207
Dividends and interest receivable	578,597
Deposit with Broker	160,000
Receivable for fund share sold	52,276
Due from broker—variation margin swaps	12,726
Due from broker—variation margin futures	1,676
Prepaid expenses	219

Total Assets	143,938,207

LIABILITIES:
Payable to broker for collateral for securities on loan	4,088,406
Unrealized depreciation on over-the-counter swap agreements	3,121,687
Accrued expenses and other liabilities	70,614
Advisory fees payable	66,310
Options written outstanding, at value (premiums received $39,036)	44,688
Payable for fund share repurchased	14,857
Distribution fee payable	1,858
Affiliated transfer agent fee payable	350

Total Liabilities	7,408,770

NET ASSETS	$136,529,437

Net assets were comprised of:
Paid-in capital	$61,154,394
Retained earnings	75,375,043

Net assets, June 30, 2015	$136,529,437

Net asset value and redemption price per share, $136,529,437 / 10,942,950 outstanding shares of beneficial interest	$12.48

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2015

INCOME
Interest income	$1,205,466
Affiliated income from securities lending, net	5,298
Affiliated dividend income	3,302

1,214,066

EXPENSES
Advisory fees	462,769
Distribution fee	73,010
Custodian and accounting fees	35,000
Audit fee	25,000
Trustees’ fees	6,000
Legal fees and expenses	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Shareholders’ reports	3,000
Insurance expenses	1,000
Loan interest expense	308
Miscellaneous	6,709

Total expenses	621,796

NET INVESTMENT INCOME	592,270

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	741,678
Futures transactions	(216,257)
Swap agreement transactions	2,930,017
Options written transactions	50,484

3,505,922

Net change in unrealized appreciation (depreciation) on:
Investments	(828,023)
Futures	132,415
Swap agreements	(1,495,332)
Options written	(11,604)

(2,202,544)

NET GAIN ON INVESTMENTS	1,303,378

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,895,648

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2015	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$592,270	$2,128,720
Net realized gain on investment transactions	3,505,922	6,250,951
Net change in unrealized appreciation (depreciation) on investments	(2,202,544)	(2,396,987)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	1,895,648	5,982,684

FUND SHARE TRANSACTIONS:
Fund share sold [505,555 and 1,249,622 shares, respectively]	6,288,231	15,338,900
Fund share repurchased [3,155,498 and 8,357,779 shares, respectively]	(39,405,305)	(102,302,139)

NET DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(33,117,074)	(86,963,239)

TOTAL DECREASE IN NET ASSETS	(31,221,426)	(80,980,555)
NET ASSETS:
Beginning of period	167,750,863	248,731,418

End of period	$136,529,437	$167,750,863

SEE NOTES TO FINANCIAL STATEMENTS.

A36

AST BOND PORTFOLIO 2019

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

LONG-TERM INVESTMENTS — 73.4% ASSET-BACKED SECURITIES — 20.3%	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Non-Residential Mortgage-Backed Securities
Ally Auto Receivables Trust, Series 2014-3, Class A2	0.810%		09/15/17	300	$300,125
Ally Auto Receivables Trust, Series 2014-SN2, Class A2A	0.710%		03/20/17	360	360,339
American Express Credit Account Master Trust, Series 2012-5, Class C, 144A	1.070%		05/15/18	400	400,382
American Express Credit Account Master Trust, Series 2014-1, Class A	0.556%	(c)	12/15/21	500	499,444
AmeriCredit Automobile Receivables Trust, Series 2014-2, Class A2B	0.464%	(c)	10/10/17	217	216,724
AmeriCredit Automobile Receivables Trust, Series 2015-1, Class A2B	0.604%	(c)	04/09/18	200	200,026
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A, 144A	2.100%		03/20/19	500	503,441
BA Credit Card Trust, Series 2014-A3, Class A	0.476%	(c)	01/15/20	300	299,811
BA Credit Card Trust, Series 2015-A1, Class A	0.516%	(c)	06/15/20	200	200,160
Bank of America Auto Trust, Series 2012-1, Class B	1.590%		02/15/17	300	301,439
Bank of The West Auto Trust, Series 2014-1, Class A3, 144A	1.090%		03/15/19	400	400,282
Chase Issuance Trust, Series 2007-C1, Class C1	0.646%	(c)	04/15/19	900	894,614
Chase Issuance Trust, Series 2014-A1, Class A1	1.150%		01/15/19	600	601,243
Chrysler Capital Auto Receivables Trust, Series 2013-BA, Class A3, 144A	0.850%		05/15/18	169	168,674
Citibank Credit Card Issuance Trust, Series 2006-A7, Class A7	0.346%	(c)	12/17/18	1,000	996,606
Citibank Credit Card Issuance Trust, Series 2013-A3, Class A3	1.110%		07/23/18	500	501,449
Discover Card Execution Note Trust, Series 2012-A5, Class A5	0.386%	(c)	01/16/18	800	800,023
Enterprise Fleet Financing LLC, Series 2013-2, Class A2, 144A	1.060%		03/20/19	200	200,190
Enterprise Fleet Financing LLC, Series 2014-1, Class A2, 144A	0.870%		09/20/19	227	226,647
Ford Credit Auto Owner Trust, Series 2011-B, Class B	2.270%		01/15/17	300	301,526
Ford Credit Auto Owner Trust, Series 2012-C, Class B	1.270%		12/15/17	300	300,768
Ford Credit Auto Owner Trust, Series 2012-D, Class A3	0.510%		04/15/17	103	102,866
Ford Credit Floorplan Master Owner Trust, Series 2013-1, Class A2	0.566%	(c)	01/15/18	700	700,327
GE Dealer Floorplan Master Note Trust, Series 2013-1, Class A	0.587%	(c)	04/20/18	400	399,722
GE Dealer Floorplan Master Note Trust, Series 2014-2, Class A	0.638%	(c)	10/20/19	400	399,278
GMF Floorplan Owner Revolving Trust, Series 2015-1, Class A2, 144A	0.686%	(c)	05/15/20	200	200,083
Hyundai Auto Lease Securitization Trust, Series 2015-A, Class A2, 144A	1.000%		10/16/17	300	300,697
MMAF Equipment Finance LLC, Series 2015-AA, Class A2, 144A	0.960%		09/18/17	300	300,152
Navient Student Loan Trust, Series 2015-2, Class A1	0.467%	(c)	11/25/24	286	285,745
Nissan Master Owner Trust Receivables, Series 2013-A, Class A	0.486%	(c)	02/15/18	950	950,000

SEE NOTES TO FINANCIAL STATEMENTS.

A37

AST BOND PORTFOLIO 2019 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Non-Residential Mortgage-Backed Securities (continued)
Santander Drive Auto Receivables Trust, Series 2014-1, Class A2B	0.556%	(c)	06/15/17	41	$41,293
Synchrony Credit Card Master Note Trust, Series 2014-1, Class A	1.610%		11/15/20	200	200,679
Volkswagen Credit Auto Master Trust, Series 2014-1A, Class A1, 144A	0.537%	(c)	07/22/19	300	299,520

TOTAL ASSET-BACKED SECURITIES (cost $12,739,266)					12,854,275

COMMERCIAL MORTGAGE-BACKED SECURITIES — 17.8%
Banc of America Commercial Mortgage Trust, Series 2006-2, Class AM	5.951%	(c)	05/10/45	600	622,402
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A2	5.309%		10/10/45	20	20,354
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class AAB	5.703%		06/11/50	125	125,754
Commercial Mortgage Trust, Series 2013-CR6, Class A2	2.122%		03/10/46	900	911,704
Commercial Mortgage Trust, Series 2013-CR8, Class A2	2.367%		06/10/46	1,600	1,625,486
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C5, Class A4	5.100%	(c)	08/15/38	12	12,436
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class A2	3.531%		06/25/20	145	154,432
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A5	5.224%	(c)	04/10/37	719	719,766
GS Mortgage Securities Trust, Series 2006-GG6, Class A4	5.553%	(c)	04/10/38	200	201,135
GS Mortgage Securities Trust, Series 2006-GG8, Class A4	5.560%		11/10/39	903	935,772
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP5, Class A4	5.412%	(c)	12/15/44	839	840,597
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A3	2.475%		12/15/47	900	900,779
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class AM	5.107%		07/12/38	365	364,797
ML-CFC Commercial Mortgage Trust, Series 2006-1, Class A4	5.650%	(c)	02/12/39	134	136,273
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A3	5.172%		12/12/49	875	909,251
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A3	3.058%		05/10/63	620	640,926
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A2	2.804%		01/10/45	1,000	1,019,647
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM	5.466%	(c)	01/15/45	600	612,286
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	5.308%		11/15/48	124	128,969
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4	6.150%	(c)	02/15/51	374	393,309

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $11,650,671)					11,276,075

SEE NOTES TO FINANCIAL STATEMENTS.

A38

AST BOND PORTFOLIO 2019 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS — 16.4%	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Automotive — 0.4%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375%	01/16/18	240	$242,231

Banking — 7.6%
Bank of America Corp., Sr. Unsec’d. Notes	2.600%	01/15/19	250	252,722
Bank of America Corp., Sr. Unsec’d. Notes(h)	5.700%	01/24/22	325	368,927
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	6.750%	05/22/19	165	191,343
Citigroup, Inc., Sr. Unsec’d. Notes	4.500%	01/14/22	300	323,147
Citigroup, Inc., Sr. Unsec’d. Notes	8.500%	05/22/19	150	182,955
Discover Bank, Sr. Unsec’d. Notes	2.000%	02/21/18	740	738,189
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%	01/24/22	300	341,241
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	5.375%	03/15/20	35	38,973
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.000%	03/30/22	200	209,395
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.250%	09/23/22	275	273,216
JPMorgan Chase & Co., Sr. Unsec’d. Notes	6.300%	04/23/19	175	200,484
Morgan Stanley, Sr. Unsec’d. Notes	3.750%	02/25/23	150	151,671
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.500%	07/28/21	205	231,258
PNC Bank NA, Sub. Notes	2.950%	01/30/23	250	241,872
Royal Bank of Canada (Canada), Covered Bonds	2.200%	09/23/19	235	236,729
Royal Bank of Scotland PLC (The) (United Kingdom), Gtd. Notes	6.125%	01/11/21	60	68,850
Wachovia Corp., Sr. Unsec’d. Notes, MTN(h)	5.750%	02/01/18	675	745,486

				4,796,458

Cable — 0.2%
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	1.974%	04/15/19	130	129,072

Capital Goods — 0.1%
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	60	64,999

Chemicals — 1.1%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	3.150%	10/01/22	45	43,631
CF Industries, Inc., Gtd. Notes	7.125%	05/01/20	225	267,276
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.000%	04/15/19	350	379,143

				690,050

Electric — 0.2%
Duke Energy Progress, Inc., First Mortgage	5.300%	01/15/19	100	111,442

Energy – Integrated — 0.6%
Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.100%	06/01/18	350	390,308

Healthcare Insurance — 0.1%
Anthem, Inc., Sr. Unsec’d. Notes	2.250%	08/15/19	70	69,153

Insurance — 1.1%
American International Group, Inc., Sr. Unsec’d. Notes	2.300%	07/16/19	230	229,589
American International Group, Inc., Sr. Unsec’d. Notes, MTN	5.850%	01/16/18	60	66,149
MetLife, Inc., Sr. Unsec’d. Notes	7.717%	02/15/19	190	226,626
Principal Financial Group, Inc., Gtd. Notes	3.125%	05/15/23	200	194,190

				716,554

SEE NOTES TO FINANCIAL STATEMENTS.

A39

AST BOND PORTFOLIO 2019 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Media & Entertainment — 0.1%
Viacom, Inc., Sr. Unsec’d. Notes	4.500%		03/01/21	95	$100,499

Non-Captive Finance — 0.6%
General Electric Capital Corp., Gtd. Notes, MTN	3.100%		01/09/23	200	199,449
General Electric Capital Corp., Gtd. Notes, MTN	6.000%		08/07/19	150	171,463

					370,912

Pipelines & Other — 0.6%
Atmos Energy Corp., Sr. Unsec’d. Notes	8.500%		03/15/19	125	151,838
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%		02/01/21	250	265,990

					417,828

Retailers — 1.2%
CVS Health Corp., Sr. Unsec’d. Notes	2.250%		08/12/19	420	418,092
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes(h)	4.125%		02/01/19	305	329,847

					747,939

Technology — 1.5%
Apple, Inc., Sr. Unsec’d. Notes(h)	1.000%		05/03/18	760	752,316
Xerox Corp., Sr. Unsec’d. Notes	6.750%		02/01/17	180	193,894

					946,210

Telecommunications — 1.0%
AT&T, Inc., Sr. Unsec’d. Notes	3.875%		08/15/21	110	113,460
Verizon Communications, Inc., Sr. Unsec’d. Notes	2.625%		02/21/20	515	513,842

					627,302

TOTAL CORPORATE BONDS (cost $10,189,338)					10,420,957

NON-CORPORATE FOREIGN AGENCIES — 0.8%
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	1.125%		05/23/18	402	400,780
Statoil ASA (Norway), Gtd. Notes	5.250%		04/15/19	100	111,732

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $500,796)					512,512

SOVEREIGN — 1.8%
Province of British Columbia (Canada), Sr. Unsec’d. Notes (cost 1,173,734)	2.000%		10/23/22	1,180	1,155,806

U.S. GOVERNMENT AGENCY OBLIGATIONS — 11.7%
Financing Corp., Strips Principal, Series 1P, Unsec’d. Notes, PO	1.602%	(s)	05/11/18	100	96,481
Financing Corp., Strips Principal, Series D-P, Sec’d. Notes, PO	2.224%	(s)	09/26/19	705	653,520
Hashemite Kingdom of Jordan, USAID Bond, U.S. Gov’t. Gtd. Notes	2.503%		10/30/20	1,840	1,899,806
Hashemite Kingdom of Jordan, USAID Bond, U.S. Gov’t. Gtd. Notes	2.578%		06/30/22	290	291,450

SEE NOTES TO FINANCIAL STATEMENTS.

A40

AST BOND PORTFOLIO 2019 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	2.232%	(s)	03/15/22	95	$80,452
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	4.449%	(s)	03/15/20	1,000	909,265
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	5.500%		09/18/23	1,445	1,747,687
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	5.500%		04/26/24	450	548,872
Tennessee Valley Authority, Sr. Unsec’d. Notes	2.875%		09/15/24	1,190	1,195,579

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $7,374,571)					7,423,112

U.S. TREASURY OBLIGATIONS — 4.6%
U.S. Treasury Bonds	2.750%		11/15/42	105	97,683
U.S. Treasury Bonds	2.875%		05/15/43	2,000	1,905,938
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%		04/15/20	429	432,816
U.S. Treasury Notes	0.875%		10/15/17	10	10,023
U.S. Treasury Notes	2.125%		09/30/21-05/15/25	455	455,472

TOTAL U.S. TREASURY OBLIGATIONS (cost $2,994,438)					2,901,932

TOTAL LONG-TERM INVESTMENTS (cost $46,622,814)					46,544,669

				Shares
SHORT-TERM INVESTMENTS — 5.8%
AFFILIATED MONEY MARKET MUTUAL FUND — 5.7%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $3,651,557)(w)(Note 4)				3,651,557	3,651,557

				Notional Amount (000)#
OPTIONS PURCHASED* — 0.1%
Call Options
U.S. Treasury Long Bond Futures
expiring 07/24/15, Strike Price $152.00				2,000	34,375
expiring 07/24/15, Strike Price $160.00				1,000	2,188
expiring 07/24/15, Strike Price $164.00				1,000	781

TOTAL OPTIONS PURCHASED (cost $34,601)					37,344

TOTAL SHORT-TERM INVESTMENTS (cost $3,686,158)					3,688,901

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 79.2% (cost $50,308,972)					50,233,570

SEE NOTES TO FINANCIAL STATEMENTS.

A41

AST BOND PORTFOLIO 2019 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

	Notional Amount (000)#	Value (Note 2)
OPTIONS WRITTEN*
Call Options
U.S. Treasury Long Bond Futures,
expiring 07/24/15, Strike Price $156.00	2,000	$(12,813)
expiring 07/24/15, Strike Price $158.00	2,000	(7,500)

TOTAL OPTIONS WRITTEN (premiums received $17,744)		(20,313)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 79.2% (cost $50,291,228)		50,213,257
OTHER ASSETS IN EXCESS OF LIABILITIES(x) — 20.8%		13,223,624

NET ASSETS — 100.0%		$63,436,881

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2015.

(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2015	Unrealized Appreciation (Depreciation)(1)
Long Positions:
35	5 Year U.S. Treasury Notes	Sep. 2015	$4,147,372	$4,174,023	$26,651
66	10 Year U.S. Treasury Notes	Sep. 2015	8,332,732	8,327,344	(5,388)

					21,263

Short Positions:
61	2 Year U.S. Treasury Notes	Sep. 2015	13,337,898	13,355,188	(17,290)
2	U.S. Long Bonds	Sep. 2015	299,788	301,688	(1,900)
15	U.S. Ultra Bonds	Sep. 2015	2,336,790	2,310,937	25,853

					6,663

					$27,926

(1)	Cash of $220,000 has been segregated with Citigroup Global Markets to cover requirements for open contracts at June 30, 2015.

Interest rate swap agreements outstanding at June 30, 2015:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
2,000	08/08/15	0.528%	3 Month LIBOR(2)	$(3,920)	$—	$(3,920)	Credit Suisse First Boston Corp.
1,550	08/20/15	0.615%	3 Month LIBOR(2)	(3,668)	—	(3,668)	Bank of Nova Scotia
465	03/22/16	0.535%	3 Month LIBOR(2)	(1,086)	—	(1,086)	Citigroup Global Markets
460	08/04/16	1.528%	3 Month LIBOR(2)	(7,596)	—	(7,596)	Citigroup Global Markets
250	12/30/16	1.328%	3 Month LIBOR(1)	2,386	—	2,386	Citigroup Global Markets
2,750	01/03/17	1.273%	3 Month LIBOR(1)	39,252	—	39,252	Citigroup Global Markets
390	01/03/17	1.311%	3 Month LIBOR(2)	(5,868)	—	(5,868)	Citigroup Global Markets
2,100	12/11/17	0.738%	3 Month LIBOR(2)	15,886	—	15,886	Barclays Capital Group
3,500	01/15/18	0.915%	3 Month LIBOR(2)	3,013	—	3,013	Barclays Capital Group
2,000	03/06/18	0.903%	3 Month LIBOR(2)	7,192	—	7,192	Barclays Capital Group

SEE NOTES TO FINANCIAL STATEMENTS.

A42

AST BOND PORTFOLIO 2019 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2015 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements (continued)
700	03/13/18	1.044%	3 Month LIBOR(2)	$(180)	$—	$(180)	Barclays Capital Group
2,200	03/27/18	1.003%	3 Month LIBOR(2)	3,507	—	3,507	Barclays Capital Group
402	05/17/18	0.989%	3 Month LIBOR(2)	2,128	—	2,128	Credit Suisse First Boston Corp.
1,500	08/22/18	1.665%	3 Month LIBOR(2)	(25,907)	—	(25,907)	JPMorgan Chase
600	09/01/18	1.820%	3 Month LIBOR(2)	(13,252)	—	(13,252)	Citigroup Global Markets
460	11/08/18	1.738%	3 Month LIBOR(2)	(6,816)	—	(6,816)	Citigroup Global Markets
1,070	01/12/19	1.699%	3 Month LIBOR(2)	(18,813)	—	(18,813)	Citigroup Global Markets
3,075	07/23/19	1.220%	3 Month LIBOR(2)	24,682	—	24,682	Bank of Nova Scotia
2,250	10/03/19	1.199%	3 Month LIBOR(1)	(31,749)	—	(31,749)	Citigroup Global Markets
957	11/15/19	4.546%	3 Month LIBOR(2)	(481,105)	—	(481,105)	Deutsche Bank AG
79,000	12/31/19	1.891%	3 Month LIBOR(1)	5,721,086	—	5,721,086	Bank of America
10,965	12/31/19	3.538%	3 Month LIBOR(1)	2,876,446	—	2,876,446	JPMorgan Chase
10,600	12/31/19	4.137%	3 Month LIBOR(1)	4,631,680	—	4,631,680	JPMorgan Chase
670	12/31/19	2.005%	3 Month LIBOR(2)	(54,163)	—	(54,163)	Bank of America
1,700	02/22/20	1.550%	3 Month LIBOR(2)	1,872	—	1,872	Citigroup Global Markets
1,900	04/16/20	1.359%	3 Month LIBOR(2)	27,737	—	27,737	JPMorgan Chase
900	04/18/20	1.346%	3 Month LIBOR(2)	13,883	—	13,883	JPMorgan Chase
957	05/15/20	4.246%	3 Month LIBOR(2)	(445,087)	—	(445,087)	Deutsche Bank AG
892	05/15/21	4.419%	3 Month LIBOR(2)	(461,514)	—	(461,514)	Deutsche Bank AG
889	05/15/21	4.446%	3 Month LIBOR(2)	(464,569)	—	(464,569)	Deutsche Bank AG
450	08/11/21	2.570%	3 Month LIBOR(1)	19,676	—	19,676	Hong Kong & Shanghai Bank
7,375	08/15/21	2.395%	3 Month LIBOR(1)	239,783	—	239,783	JPMorgan Chase
850	08/24/21	2.253%	3 Month LIBOR(1)	19,499	—	19,499	Bank of America
360	08/24/21	2.255%	3 Month LIBOR(1)	8,314	—	8,314	Citigroup Global Markets
310	09/09/21	2.205%	3 Month LIBOR(2)	(5,840)	—	(5,840)	Barclays Capital Group
105	09/27/21	1.933%	3 Month LIBOR(1)	61	—	61	Citigroup Global Markets
140	10/04/21	2.108%	3 Month LIBOR(1)	1,438	—	1,438	Citigroup Global Markets
360	10/06/21	2.038%	3 Month LIBOR(2)	(2,071)	—	(2,071)	Citigroup Global Markets
830	10/19/21	2.358%	3 Month LIBOR(2)	(20,461)	—	(20,461)	Barclays Capital Group
290	11/01/21	2.483%	3 Month LIBOR(2)	(9,098)	—	(9,098)	Barclays Capital Group
915	12/05/21	2.271%	3 Month LIBOR(2)	(14,333)	—	(14,333)	Barclays Capital Group
330	12/06/21	2.238%	3 Month LIBOR(2)	(4,473)	—	(4,473)	Barclays Capital Group
13,500	01/13/22	1.690%	3 Month LIBOR(2)	208,676	—	208,676	Bank of Nova Scotia
4,600	01/13/22	1.605%	3 Month LIBOR(1)	(97,282)	—	(97,282)	Bank of Nova Scotia
325	02/02/22	1.914%	3 Month LIBOR(2)	679	—	679	Citigroup Global Markets
800	03/28/22	2.350%	3 Month LIBOR(1)	18,482	—	18,482	Barclays Capital Group
750	08/29/22	1.777%	3 Month LIBOR(2)	14,364	—	14,364	Citigroup Global Markets
750	09/25/22	1.785%	3 Month LIBOR(1)	(15,548)	—	(15,548)	Barclays Capital Group
700	10/12/22	1.741%	3 Month LIBOR(1)	(18,015)	—	(18,015)	Barclays Capital Group
1,100	03/21/23	2.038%	3 Month LIBOR(2)	8,125	—	8,125	Barclays Capital Group
1,200	05/08/23	1.815%	3 Month LIBOR(2)	34,269	—	34,269	Barclays Capital Group
1,135	09/30/26	2.628%	3 Month LIBOR(1)	18,208	—	18,208	Citigroup Global Markets

				$11,749,910	$—	$11,749,910

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2015	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
10,000	10/16/17	1.233%	3 Month LIBOR(1)	$175	$52,551	$52,376
2,600	08/06/18	1.693%	3 Month LIBOR(1)	—	33,200	33,200
1,950	09/18/18	1.724%	3 Month LIBOR(2)	159	(25,533)	(25,692)
845	10/03/18	1.745%	3 Month LIBOR(1)	—	11,468	11,468
17,750	06/03/19	1.614%	3 Month LIBOR(2)	230	(69,618)	(69,848)
6,200	10/16/19	1.834%	3 Month LIBOR(2)	178	(58,830)	(59,008)
13,905	12/31/19	3.018%	6 Month LIBOR(2)	—	(2,624,827)	(2,624,827)
3,300	06/17/20	1.836%	3 Month LIBOR(1)	—	11,170	11,170
7,700	07/02/20	2.143%	3 Month LIBOR(2)	—	(137,515)	(137,515)

SEE NOTES TO FINANCIAL STATEMENTS.

A43

AST BOND PORTFOLIO 2019 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2015 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2015	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements (continued)
3,200	07/10/20	2.401%	3 Month LIBOR(1)	$—	$96,878	$96,878
7,865	09/15/20	1.583%	3 Month LIBOR(2)	—	93,857	93,857
460	10/01/20	2.523%	3 Month LIBOR(2)	—	(16,209)	(16,209)
3,850	10/22/20	2.113%	3 Month LIBOR(2)	173	(53,756)	(53,929)
5,500	10/25/20	2.054%	3 Month LIBOR(2)	183	(59,796)	(59,979)
2,785	12/31/21	1.831%	3 Month LIBOR(2)	8,629	37,401	28,772
1,785	12/31/21	1.950%	3 Month LIBOR(2)	8,971	10,827	1,856
8,530	04/08/22	1.780%	3 Month LIBOR(1)	201	(174,499)	(174,700)
5,615	05/31/22	2.200%	3 Month LIBOR(2)	(7,720)	(6,220)	1,500
8,250	09/23/23	2.855%	3 Month LIBOR(2)	216	(359,159)	(359,375)
1,650	12/17/23	2.932%	3 Month LIBOR(1)	163	80,365	80,202

				$11,558	$(3,158,245)	$(3,169,803)

Cash of $1,120,000 has been segregated with Citigroup Global Markets to cover requirements for open exchange-traded interest rate swap contracts at June 30, 2015.

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$12,854,275	$—
Commercial Mortgage-Backed Securities	—	11,276,075	—
Corporate Bonds	—	10,420,957	—
Non-Corporate Foreign Agencies	—	512,512	—
Sovereign	—	1,155,806	—
U.S. Government Agency Obligations	—	7,423,112	—
U.S. Treasury Obligations	—	2,901,932	—
Affiliated Money Market Mutual Fund	3,651,557	—	—
Options Purchased	37,344	—	—
Options Written	(20,313)	—	—
Other Financial Instruments*
Futures Contracts	27,926	—	—
Over-the-counter interest rate swaps	—	11,749,910	—
Exchange-traded interest rate swaps	—	(3,169,803)	—

Total	$3,696,514	$55,124,776	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange- traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts recorded at fair value.

SEE NOTES TO FINANCIAL STATEMENTS.

A44

AST BOND PORTFOLIO 2019 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2015 were as follows:

Non-Residential Mortgage-Backed Securities	20.2%
Commercial Mortgage-Backed Securities	17.8
U.S. Government Agency Obligations	11.7
Banking	7.6
Affiliated Money Market Mutual Fund	5.7
U.S. Treasury Obligations	4.6
Sovereign	1.8
Technology	1.5
Retailers	1.2
Insurance	1.1
Chemicals	1.1
Telecommunications	1.0

Non-Corporate Foreign Agencies	0.8%
Pipelines & Other	0.7
Energy – Integrated	0.6
Non-Captive Finance	0.6
Automotive	0.4
Cable	0.2
Electric	0.2
Media & Entertainment	0.1
Healthcare Insurance	0.1
Capital Goods	0.1
Options Purchased	0.1

79.2
Other assets in excess of liabilities	20.8

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2015 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from/to broker — variation margin futures	$52,504	*	Due from/to broker — variation margin futures	$24,578	*
Interest rate contracts	Due from/to broker — variation margin swaps	411,279	*	Due from/to broker — variation margin swaps	3,581,082	*
Interest rate contracts	Unrealized appreciation on over-the-counter swap agreements	13,962,324		Unrealized depreciation on over-the-counter swap agreements	2,212,414
Interest rate contracts	Unaffiliated investments	37,344		Options written outstanding, at value	20,313

Total		$14,463,451			$5,838,387

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Options Written	Futures	Swaps	Total
Interest rate contracts	$(75,571)	$21,948	$93,199	$171,131	$210,707

*	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Options Written	Futures	Swaps	Total
Interest rate contracts	$4,888	$(4,876)	$37,048	$323,761	$360,821

*	Included in net change unrealized appreciation (depreciation) on investments in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A45

AST BOND PORTFOLIO 2019 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

For the six months ended June 30, 2015, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts - Long Positions(3)	Futures Contracts - Short Positions(3)	Interest Rate Swap Agreements(2)
$18,808	$6,867	$12,968,811	$13,869,413	$307,112

(1)	Cost.

(2)	Notional Amount in USD (000).

(3)	Value at Trade Date.

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received(3)	Net Amount
Bank of America	$5,740,585	$(54,163)	$(6,701,786)	$—
Bank of Nova Scotia	233,358	(100,950)	—	132,408
Barclays Capital Group	90,474	(87,948)	—	2,526
Citigroup Global Markets	86,574	(86,574)	—	—
Credit Suisse First Boston Corp.	2,128	(2,128)	—	—
Deutsche Bank AG	—	—	—	—
Hong Kong & Shanghai Bank	19,676	—	—	19,676
JPMorgan Chase	7,789,529	(25,907)	(7,822,092)	—

	$13,962,324

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged(3)	Net Amount
Bank of America	$(54,163)	$54,163	$—	$—
Bank of Nova Scotia	(100,950)	100,950	—	—
Barclays Capital Group	(87,948)	87,948	—	—
Citigroup Global Markets	(87,251)	86,574	—	(677)
Credit Suisse First Boston Corp.	(3,920)	2,128	—	(1,792)
Deutsche Bank AG	(1,852,275)	—	1,954,105	—
Hong Kong & Shanghai Bank	—	—	—	—
JPMorgan Chase	(25,907)	25,907	—	—

	$(2,212,414)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Amounts shown reflect actual collateral received or pledged by the Portfolio. Such amounts are applied up to 100% of the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A46

AST BOND PORTFOLIO 2019 (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2015

ASSETS:
Investments at value:
Unaffiliated investments (cost $46,657,415)	$46,582,013
Affiliated investments (cost $3,651,557)	3,651,557
Unrealized appreciation on over-the-counter swap agreements	13,962,324
Deposit with broker	1,340,000
Dividends and interest receivable	239,062
Due from broker—variation margin swaps	21,954
Due from broker—variation margin futures	2,023
Prepaid expenses	120

Total Assets	65,799,053

LIABILITIES:
Unrealized depreciation on over-the-counter swap agreements	2,212,414
Accrued expenses and other liabilities	70,236
Advisory fees payable	32,545
Payable for fund share repurchased	24,281
Options written outstanding, at value (premiums received $17,744)	20,313
Payable to custodian	1,181
Distribution fee payable	852
Affiliated transfer agent fee payable	350

Total Liabilities	2,362,172

NET ASSETS	$63,436,881

Net assets were comprised of:
Paid-in capital	$56,031,579
Retained earnings	7,405,302

Net assets, June 30, 2015	$63,436,881

Net asset value and redemption price per share, $63,436,881 / 6,124,182 outstanding shares of beneficial interest	$10.36

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2015

INCOME
Interest income	$385,731
Affiliated dividend income	1,414

387,145

EXPENSES
Advisory fees	209,815
Distribution fee	33,102
Custodian and accounting fees	35,000
Audit fee	25,000
Trustees’ fees	6,000
Legal fees and expenses	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Shareholders’ reports	3,000
Insurance expenses	1,000
Loan interest expense	187
Miscellaneous	6,123

Total expenses	327,227

NET INVESTMENT INCOME	59,918

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on:
Investment transactions	203,754
Futures transactions	93,199
Swap agreement transactions	171,131
Options written transactions	21,948

490,032

Net change in unrealized appreciation (depreciation) on:
Investments	(126,509)
Futures	37,048
Swap agreements	323,761
Options written	(4,876)

229,424

NET GAIN ON INVESTMENTS	719,456

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$779,374

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2015	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$59,918	$769,369
Net realized gain (loss) on investment transactions	490,032	(1,485,880)
Net change in unrealized appreciation (depreciation) on investments	229,424	4,910,657

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	779,374	4,194,146

FUND SHARE TRANSACTIONS:
Fund share sold [614,470 and 1,139,325 shares, respectively]	6,345,084	11,599,026
Fund share repurchased [1,727,659 and 5,734,928 shares, respectively]	(17,994,650)	(58,005,941)

NET DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(11,649,566)	(46,406,915)

TOTAL DECREASE IN NET ASSETS	(10,870,192)	(42,212,769)
NET ASSETS:
Beginning of period	74,307,073	116,519,842

End of period	$63,436,881	$74,307,073

SEE NOTES TO FINANCIAL STATEMENTS.

A47

AST BOND PORTFOLIO 2020

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

LONG-TERM INVESTMENTS — 92.4% ASSET-BACKED SECURITIES — 19.7%	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Non-Residential Mortgage-Backed Securities
Ally Auto Receivables Trust, Series 2014-SN2, Class A2A	0.710%		03/20/17	901	$900,848
Ally Auto Receivables Trust 2014-3, Series 3, Class A2	0.810%		09/15/17	800	800,333
Ally Master Owner Trust, Series 2014-4, Class A1	0.586%	(c)	06/17/19	700	698,393
Ally Master Owner Trust, Series 2014-5, Class A1	0.676%	(c)	10/15/19	600	601,250
American Express Credit Account Master Trust, Series 2012-5, Class C, 144A	1.070%		05/15/18	500	500,478
American Express Credit Account Master Trust, Series 2013-1, Class A	0.606%	(c)	02/16/21	1,800	1,805,377
American Express Credit Account Master Trust, Series 2014-1, Class A	0.556%	(c)	12/15/21	1,000	998,889
AmeriCredit Automobile Receivables Trust, Series 2014-2, Class A2B	0.464%	(c)	10/10/17	271	270,905
AmeriCredit Automobile Receivables Trust, Series 2015-1, Class A2B	0.604%	(c)	04/09/18	700	700,091
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A, 144A	2.500%		02/20/21	800	799,056
BA Credit Card Trust, Series 2014-A3, Class A	0.476%	(c)	01/15/20	700	699,558
Bank of The West Auto Trust, Series 2014-1, Class A3, 144A	1.090%		03/15/19	900	900,634
Chase Issuance Trust, Series 2007-C1, Class C1	0.646%	(c)	04/15/19	1,200	1,192,819
Chase Issuance Trust, Series 2012-A5, Class A5	0.590%		08/15/17	500	500,002
Chase Issuance Trust, Series 2014-A1, Class A	1.150%		01/15/19	1,400	1,402,901
Chrysler Capital Auto Receivables Trust, Series 2013-BA, Class A3, 144A	0.850%		05/15/18	337	337,349
Citibank Credit Card Issuance Trust, Series 2006-A7, Class A7	0.346%	(c)	12/17/18	600	597,964
Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8	5.650%		09/20/19	500	547,122
Discover Card Execution Note Trust, Series 2014-A1, Class A1	0.616%	(c)	07/15/21	700	701,747
Discover Card Execution Note Trust, Series 2014-A4, Class A4	2.120%		12/15/21	800	806,966
Enterprise Fleet Financing LLC, Series 2013-2, Class A2, 144A	1.060%		03/20/19	250	250,238
Enterprise Fleet Financing LLC, Series 2014-1, Class A2, 144A	0.870%		09/20/19	907	906,590
Ford Credit Auto Owner Trust, Series 2011-B, Class B	2.270%		01/15/17	200	201,017
Ford Credit Auto Owner Trust, Series 2013-B, Class A3	0.570%		10/15/17	376	375,991
Ford Credit Auto Owner Trust, Series 2014-1, Class A, 144A	2.260%		11/15/25	400	404,948
Ford Credit Auto Owner Trust, Series 2014-2, Class A, 144A	2.310%		04/15/26	500	505,532
Ford Credit Floorplan Master Owner Trust A, Series 2014-4, Class A2	0.536%	(c)	08/15/19	1,000	997,061
GE Dealer Floorplan Master Note Trust, Series 2013-1, Class A	0.587%	(c)	04/20/18	805	804,441
GE Dealer Floorplan Master Note Trust, Series 2014-2, Class A	0.637%	(c)	10/20/19	1,000	998,196
GMF Floorplan Owner Revolving Trust, Series 2015-1, Class A2, 144A	0.686%	(c)	05/15/20	400	400,166

SEE NOTES TO FINANCIAL STATEMENTS.

A48

AST BOND PORTFOLIO 2020 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Non-Residential Mortgage-Backed Securities (continued)
Honda Auto Receivables Owner Trust, Series 2013-2, Class A3	0.530%		02/16/17	226	$226,443
Hyundai Auto Lease Securitization Trust, Series 2015-A, Class A2, 144A	1.000%		10/16/17	700	701,627
MBNA Credit Card Master Note Trust, Series 2004-A3, Class A3	0.446%	(c)	08/16/21	400	398,690
MMAF Equipment Finance LLC, Series 2013-AA, Class A2, 144A	0.690%		05/09/16	33	33,123
Navient Student Loan Trust, Series 2015-2, Class A2	0.607%	(c)	08/27/29	300	300,023
Nissan Master Owner Trust Receivables, Series 2013-A, Class A	0.486%	(c)	02/15/18	200	200,000
Nissan Master Owner Trust Receivables, Series 2015-A, Class A1	0.586%	(c)	01/15/20	700	701,014
Santander Drive Auto Receivables Trust, Series 2014-1, Class A2B	0.556%	(c)	06/15/17	96	96,350
Synchrony Credit Card Master Note Trust, Series 2014-1, Class A	1.610%		11/15/20	500	501,696
Volkswagen Credit Auto Master Trust, Series 2014-1A, Class A1, 144A	0.537%	(c)	07/22/19	600	599,040
World Omni Auto Receivables Trust, Series 2013-A3, Class A3	0.640%		04/16/18	663	662,634

TOTAL ASSET-BACKED SECURITIES (cost $26,014,623)					26,027,502

COMMERCIAL MORTGAGE-BACKED SECURITIES — 16.7%
Banc of America Commercial Mortgage Trust, Series 2006-2, Class AM	5.951%	(c)	05/10/45	1,300	1,348,537
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-4, Class A5B	4.997%	(c)	07/10/45	750	749,569
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A2	1.987%		04/10/46	1,200	1,210,811
Commercial Mortgage Pass-Through Certificates, Series 2013-CR6, Class A2	2.122%		03/10/46	700	709,103
Commercial Mortgage Trust, Series 2005-GG5, Class A5	5.224%	(c)	04/10/37	1,662	1,664,458
Commercial Mortgage Trust, Series 2005-GG5, Class AM	5.277%	(c)	04/10/37	810	815,803
Commercial Mortgage Trust, Series 2006-C7, Class A1A	5.932%	(c)	06/10/46	678	698,411
Commercial Mortgage Trust, Series 2012-CCRE1, Class A2	2.350%		05/15/45	967	984,766
Commercial Mortgage Trust, Series 2013-CR8, Class A2	2.367%		06/10/46	2,100	2,133,451
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C5, Class A4	5.100%	(c)	08/15/38	25	24,873
FHLMC Multifamily Structured Pass-Through Certificates, Series K015, Class A2	3.230%		07/25/21	90	94,495
JPMorgan Chase Commercial Mortgage Securities Corp, Series 2013-C13, Class A2	2.665%		01/15/46	1,600	1,641,883
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-CB12, Class AM	4.948%	(c)	09/12/37	990	989,329
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class A4	5.882%	(c)	02/15/51	170	180,770
JPMorgan Chase Commercial Mortgage Series Trust, Series 2013-LC11, Class A3	2.592%		04/15/46	400	401,906

SEE NOTES TO FINANCIAL STATEMENTS.

A49

AST BOND PORTFOLIO 2020 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A3	5.172%		12/12/49	875	$909,251
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A2	1.689%		12/15/48	1,000	999,978
Morgan Stanley Capital I Trust, Series 2005-MS1, Class A2	3.261%		05/15/48	700	722,573
Morgan Stanley Capital I Trust, Series 2012-C4, Class A2	2.111%		03/15/45	2,400	2,428,603
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A2	2.804%		01/10/45	300	305,894
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4	5.448%	(c)	12/15/44	124	123,805
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM	5.466%	(c)	01/15/45	1,100	1,122,524
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	5.308%		11/15/48	191	198,413
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class A2	2.684%		11/15/44	190	192,721
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class A2	1.765%		12/15/45	200	201,320
WF-RBS Commercial Mortgage Trust, Series 2014-LC14, Class A2	2.862%		03/15/47	1,200	1,238,914

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $22,350,887)					22,092,161

CORPORATE BONDS — 19.9%
Automotive — 0.2%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	8.125%		01/15/20	200	244,236

Banking — 10.2%
American Express Co., Sr. Unsec’d. Notes	1.550%		05/22/18	410	406,897
American Express Credit Corp., Sr. Unsec’d. Notes	2.125%		07/27/18	475	480,480
Bank of America Corp., Sr. Unsec’d. Notes	2.600%		01/15/19	510	515,554
Bank of America Corp., Sr. Unsec’d. Notes	5.625%		07/01/20	650	732,588
Bank of New York Mellon Corp (The), Sr. Unsec’d. Notes	1.969%	(c)	06/20/17	675	685,268
Bank of New York Mellon Corp (The), Sr. Unsec’d. Notes, MTN	3.650%		02/04/24	215	220,753
Bank of Nova Scotia (Canada), Covered Bonds, 144A	2.150%		08/03/16	2,540	2,579,748
Citigroup, Inc., Sr. Unsec’d. Notes(a)	4.500%		01/14/22	350	377,005
Citigroup, Inc., Sub. Notes	3.875%		03/26/25	355	340,056
Discover Bank, Sr. Unsec’d. Notes	2.000%		02/21/18	300	299,266
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.150%		04/01/18	300	333,564
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	5.375%		03/15/20	980	1,091,250
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.400%		07/22/20	550	592,557
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.500%		01/24/22	250	267,918
Manufacturers & Traders Trust Co., Sr. Unsec’d. Notes(h)	2.300%		01/30/19	1,425	1,436,366
Morgan Stanley, Sr. Unsec’d. Notes	5.750%		01/25/21	125	142,414
Morgan Stanley, Sr. Unsec’d. Notes, MTN(a)	2.125%		04/25/18	220	221,487
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.500%		01/26/20	550	613,797
PNC Bank NA, Sr. Unsec’d. Notes(a)	2.200%		01/28/19	575	577,754
PNC Bank NA, Sub. Notes	3.800%		07/25/23	250	256,114

SEE NOTES TO FINANCIAL STATEMENTS.

A50

AST BOND PORTFOLIO 2020 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Banking (continued)
PNC Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	2.854%	(c)	11/09/22	240	$235,199
Wells Fargo & Co., Sr. Unsec’d. Notes	5.625%		12/11/17	25	27,468
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	3.000%		01/22/21	915	929,912
Wells Fargo & Co., Sub. Notes, MTN(a)	3.450%		02/13/23	95	94,486

					13,457,901

Cable — 0.1%
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	1.974%		04/15/19	110	109,215

Capital Goods — 0.5%
United Parcel Service, Inc., Sr. Unsec’d. Notes	5.125%		04/01/19	600	668,887
Xylem, Inc., Sr. Unsec’d. Notes	4.875%		10/01/21	25	27,083

					695,970

Chemicals — 0.8%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.250%		11/15/20	865	922,690
LYB International Finance BV (Netherlands), Gtd. Notes	4.000%		07/15/23	190	194,436

					1,117,126

Electric — 0.2%
Duke Energy Corp, Sr. Unsec’d. Notes	2.100%		06/15/18	250	252,458

Energy – Integrated — 0.2%
Suncor Energy, Inc. (Canada), Sr. Unsec’d Notes(a)	6.100%		06/01/18	240	267,640

Energy – Other — 1.1%
Cameron International Corp., Sr. Unsec’d. Notes	3.600%		04/30/22	665	661,140
EOG Resources, Inc., Sr. Unsec’d. Notes	2.450%		04/01/20	760	765,277

					1,426,417

Foods — 0.2%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	5.000%		04/15/20	185	206,779
Wm. Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	2.000%		10/20/17	85	85,743

					292,522

Healthcare & Pharmaceutical — 1.1%
Amgen, Inc., Sr. Unsec’d. Notes	4.100%		06/15/21	170	181,084
Baxter International, Inc., Sr. Unsec’d. Notes	1.850%		06/15/18	125	124,587
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.400%		12/01/21	250	273,042
Merck & Co., Inc., Sr. Unsec’d. Notes	1.300%		05/18/18	475	473,125
Mylan Inc., Gtd. Notes	1.800%		06/24/16	60	60,030
Pfizer, Inc., Sr. Unsec’d. Notes	1.500%		06/15/18	400	400,275

					1,512,143

Healthcare Insurance — 1.6%
Aetna, Inc., Sr. Unsec’d. Notes	2.750%		11/15/22	365	344,379
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.875%		10/15/20	1,250	1,337,219
WellPoint, Inc., Sr. Unsec’d. Notes	2.300%		07/15/18	425	427,528

					2,109,126

SEE NOTES TO FINANCIAL STATEMENTS.

A51

AST BOND PORTFOLIO 2020 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Insurance — 1.7%
American International Group, Inc., Sr. Unsec’d. Notes	6.400%	12/15/20	570	$677,642
American International Group, Inc., Sr. Unsec’d. Notes, MTN	5.850%	01/16/18	260	286,647
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes	5.125%	04/15/22	350	388,159
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.250%	06/15/23	65	66,846
Lincoln National Corp., Sr. Unsec’d. Notes	4.850%	06/24/21	400	438,524
MetLife, Inc., Sr. Unsec’d. Notes	4.750%	02/08/21	185	204,337
Principal Financial Group, Inc., Gtd. Notes	3.300%	09/15/22	160	158,664

				2,220,819

Pipelines & Other — 0.2%
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	5.350%	03/15/20	25	25,700
Kinder Morgan Energy Partners LP, Gtd. Notes	2.650%	02/01/19	140	138,834
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%	02/01/21	50	53,198

				217,732

Railroads — 0.9%
CSX Corp., Sr. Unsec’d. Notes	7.375%	02/01/19	1,000	1,172,311

Technology — 0.3%
Apple, Inc., Sr. Unsec’d. Notes(a)	1.000%	05/03/18	430	425,653

Telecommunications — 0.6%
AT&T, Inc., Sr. Unsec’d. Notes	3.875%	08/15/21	25	25,786
Verizon Communications, Inc., Sr. Unsec’d. Notes	2.625%	02/21/20	735	733,348

				759,134

TOTAL CORPORATE BONDS (cost $26,028,913)				26,280,403

NON-CORPORATE FOREIGN AGENCY — 0.9%
Royal Bank of Canada (Canada), Covered Notes (cost $1,217,241)	2.200%	09/23/19	1,203	1,211,853

SOVEREIGNS — 1.5%
Bank of England Euro Note (United Kingdom), Sr. Unsec’d. Notes, 144A	0.500%	03/21/16	600	600,682
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, 2, MTN, 144A	0.375%	04/25/16	200	200,018
Finland Government International Bond (Finland), Sr. Unsec’d. Notes, RegS	2.250%	03/17/16	700	709,344
Netherlands Government Bond (Netherlands), Bonds, 144A	0.250%	09/12/15	430	429,868

TOTAL SOVEREIGNS (cost $1,935,654)				1,939,912

U.S. GOVERNMENT AGENCY OBLIGATIONS — 25.7%
Federal Home Loan Banks	1.000%	06/21/17	3,000	3,015,678
Federal Home Loan Mortgage Corp.	2.375%	01/13/22	60	60,748
Federal National Mortgage Assoc., Notes(h)	0.875%	05/21/18	1,005	998,985
Federal National Mortgage Assoc., Notes	1.125%	07/20/18	805	804,389
Federal National Mortgage Assoc., Notes(h)	1.625%	01/21/20	3,935	3,929,546
Federal National Mortgage Assoc., Notes(h)(k)	5.375%	06/12/17	740	805,994

SEE NOTES TO FINANCIAL STATEMENTS.

A52

AST BOND PORTFOLIO 2020 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Financing Corp., Strips Principal, Series 1P, Unsec’d. Notes, PO	1.602%	(s)	05/11/18	500	$482,406
Financing Corp., Strips Principal, Series 3-P, Debs	1.382%	(s)	11/30/17	20	19,548
Financing Corp., Strips Principal, Series 4-P, Debs	1.389%	(s)	10/06/17	1,640	1,606,272
Financing Corp., Strips Principal, Series D-P, Sec’d. Notes, PO	1.722%	(s)	09/26/19	4,400	4,078,708
Hashemite Kingdom of Jordan, USAID Bond, Gov’t. Gtd. Notes	2.578%		06/30/22	585	587,925
Israel Government USAID Bond, Gtd. Notes	5.500%		09/18/23	5,011	6,060,664
Israel Government USAID Bond, U.S. Gov’t., Series 11-Z, Gtd. Notes	4.505%	(s)	05/15/19	90	83,695
Residual Funding Corp. Strips Principal, Bonds	2.559%	(s)	01/15/21	9,965	8,862,871
Tennessee Valley Authority, Sr. Unsec’d. Notes	2.875%		09/15/24	1,545	1,552,243
Ukraine Government, USAID Bond, Gov’t. Gtd. Notes	1.847%		05/29/20	1,110	1,110,875

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $33,832,989)					34,060,547

U.S. TREASURY OBLIGATIONS — 8.0%
U.S. Treasury Bonds(a)	2.500%		02/15/45	195	171,616
U.S. Treasury Bonds	2.750%		08/15/42	535	497,759
U.S. Treasury Bonds	2.750%		11/15/42	840	781,462
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%		04/15/20	874	880,907
U.S. Treasury Notes	1.125%		06/15/18	1,000	1,003,743
U.S. Treasury Notes	1.625%		06/30/20	1,005	1,004,922
U.S. Treasury Notes	2.125%		08/15/21	2,200	2,224,750
U.S. Treasury Notes	2.125%		09/30/21	2,440	2,464,400
U.S. Treasury Notes	2.125%		05/15/25	290	284,744
U.S. Treasury Notes	3.125%		05/15/21	1,125	1,203,310
U.S. Treasury Strips Coupon	2.783%	(s)	02/15/25	35	27,530

TOTAL U.S. TREASURY OBLIGATIONS (cost $10,482,250)					10,545,143

TOTAL LONG-TERM INVESTMENTS (cost $121,862,557)					122,157,521

SEE NOTES TO FINANCIAL STATEMENTS.

A53

AST BOND PORTFOLIO 2020 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

SHORT-TERM INVESTMENTS — 8.2%	Shares	Value (Note 2)
AFFILIATED MONEY MARKET MUTUAL FUND — 8.2%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $10,808,519; includes $2,182,777 of cash collateral for securities on loan)(b)(w)	10,808,519	$10,808,519

	Notional Amount (000)#
OPTIONS PURCHASED*
Call Options
U.S. Treasury Long Bonds Futures,
expiring 07/24/15, Strike Price $152.00	4,100	70,469
expiring 07/24/15, Strike Price $160.00	2,000	4,375
expiring 07/24/15, Strike Price $164.00	2,100	1,641

TOTAL OPTIONS PURCHASED (cost $70,766)		76,485

TOTAL SHORT-TERM INVESTMENTS (cost $10,879,285)		10,885,004

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 100.6% (cost $132,741,842)		133,042,525

OPTIONS WRITTEN*
Call Options
U.S. Treasury Long Bonds Futures,
expiring 07/24/15, Strike Price $156.00	4,000	(25,624)
expiring 07/24/15, Strike Price $158.00	4,200	(15,751)

TOTAL OPTIONS WRITTEN (premiums received $36,265)		(41,375)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 100.6% (cost $132,705,577)		133,001,150
LIABILITIES IN EXCESS OF OTHER ASSETS(x) — (0.6)%		(731,395)

NET ASSETS — 100.0%		$132,269,755

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,134,485; cash collateral of $2,182,777 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2015.

(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A54

AST BOND PORTFOLIO 2020 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Futures contracts outstanding at June 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2015	Unrealized Appreciation (Depreciation)(1)
Long Positions:
82	5 Year U.S. Treasury Notes	Sep. 2015	$9,752,425	$9,779,141	$26,716
133	10 Year U.S. Treasury Notes	Sep. 2015	16,708,180	16,780,859	72,679

					99,395

Short Positions:
202	2 Year U.S. Treasury Notes	Sep. 2015	44,155,759	44,225,375	(69,616)
2	U.S. Long Bonds	Sep. 2015	301,078	301,688	(610)
13	U.S. Ultra Bonds	Sep. 2015	1,985,700	2,002,812	(17,112)

					(87,338)

					$12,057

(1)	A U.S. Government Agency Obligation with a market value of $348,538 has been segregated with Citigroup Global Markets to cover requirements for open contracts at June 30, 2015.

Interest rate swap agreements outstanding at June 30, 2015:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
335	03/22/16	0.535%	3 Month LIBOR(2)	$(782)	$—	$(782)	Citigroup Global Markets
980	12/08/16	1.315%	3 Month LIBOR(1)	9,690	—	9,690	Barclays Capital Group
75	02/21/17	1.179%	3 Month LIBOR(2)	(811)	—	(811)	JPMorgan Chase
50	10/03/17	0.778%	3 Month LIBOR(2)	175	—	175	Citigroup Global Markets
3,120	02/08/18	0.956%	3 Month LIBOR(2)	2,491	—	2,491	Citigroup Global Markets
100	05/17/18	0.989%	3 Month LIBOR(2)	529	—	529	Credit Suisse First Boston Corp.
2,050	01/17/19	1.620%	3 Month LIBOR(1)	29,157	—	29,157	Citigroup Global Markets
1,300	03/15/20	1.544%	3 Month LIBOR(1)	(3,582)	—	(3,582)	Citigroup Global Markets
1,250	04/08/20	1.365%	3 Month LIBOR(1)	(17,149)	—	(17,149)	Bank of Nova Scotia
3,255	04/17/20	1.330%	3 Month LIBOR(1)	(52,279)	—	(52,279)	Bank of Nova Scotia
3,700	04/25/20	1.322%	3 Month LIBOR(1)	(63,141)	—	(63,141)	Bank of Nova Scotia
4,100	05/09/20	1.398%	3 Month LIBOR(1)	(58,949)	—	(58,949)	Bank of Nova Scotia
4,300	05/23/20	1.521%	3 Month LIBOR(1)	(39,999)	—	(39,999)	Bank of Nova Scotia
1,300	05/24/20	1.474%	3 Month LIBOR(1)	(15,133)	—	(15,133)	Bank of Nova Scotia
3,600	06/06/20	1.760%	3 Month LIBOR(1)	4,924	—	4,924	JPMorgan Chase
3,200	06/10/20	1.714%	3 Month LIBOR(1)	(3,538)	—	(3,538)	Bank of Nova Scotia
9,000	12/31/20	0.000%	3 Month LIBOR(1)	331,827	—	331,827	Citigroup Global Markets
5,900	12/31/20	2.744%	3 Month LIBOR(1)	1,070,264	—	1,070,264	Bank of America
4,900	12/31/20	0.000%	3 Month LIBOR(1)	317,053	—	317,053	Citigroup Global Markets
2,640	12/31/20	2.037%	3 Month LIBOR(1)	192,964	—	192,964	Citigroup Global Markets
2,400	12/31/20	0.000%	3 Month LIBOR(1)	70,194	—	70,194	Citigroup Global Markets
1,850	08/11/21	2.570%	3 Month LIBOR(1)	80,890	—	80,890	Hong Kong & Shanghai Bank
3,120	01/13/22	1.846%	3 Month LIBOR(2)	15,667	—	15,667	Citigroup Global Markets
135	02/07/22	1.923%	3 Month LIBOR(2)	252	—	252	Barclays Capital Group
50	09/25/22	1.785%	3 Month LIBOR(1)	(1,037)	—	(1,037)	Barclays Capital Group
190	10/17/22	1.740%	3 Month LIBOR(2)	4,976	—	4,976	Barclays Capital Group
300	01/31/23	2.020%	3 Month LIBOR(1)	(1,494)	—	(1,494)	Barclays Capital Group
400	03/08/23	2.020%	3 Month LIBOR(1)	(3,110)	—	(3,110)	Barclays Capital Group
400	03/13/23	2.126%	3 Month LIBOR(1)	(64)	—	(64)	Barclays Capital Group
1,100	03/14/23	2.120%	3 Month LIBOR(1)	(819)	—	(819)	Barclays Capital Group
1,100	03/22/23	2.051%	3 Month LIBOR(1)	(7,090)	—	(7,090)	Barclays Capital Group
700	03/25/23	2.051%	3 Month LIBOR(1)	(4,765)	—	(4,765)	Barclays Capital Group
1,450	04/04/23	2.018%	3 Month LIBOR(1)	(15,443)	—	(15,443)	Barclays Capital Group
540	04/05/23	1.971%	3 Month LIBOR(1)	(7,680)	—	(7,680)	Barclays Capital Group
2,100	04/18/23	1.890%	3 Month LIBOR(1)	(44,834)	—	(44,834)	JPMorgan Chase
800	05/08/23	1.815%	3 Month LIBOR(2)	22,846	—	22,846	Barclays Capital Group
900	05/28/23	2.158%	3 Month LIBOR(1)	(3,975)	—	(3,975)	Bank of Nova Scotia

SEE NOTES TO FINANCIAL STATEMENTS.

A55

AST BOND PORTFOLIO 2020 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2015 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements (continued)
350	05/30/23	2.205%	3 Month LIBOR(1)	$(325)	$—	$(325)	Barclays Capital Group

				$1,807,900	$—	$1,807,900

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2015	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
2,540	06/28/16	0.847%	3 Month LIBOR(2)	$(24,634)	$(8,780)	$15,854
13,900	10/16/17	1.233%	3 Month LIBOR(1)	185	73,046	72,861
1,556	06/10/18	1.205%	3 Month LIBOR(2)	—	878	878
3,167	08/02/18	1.614%	3 Month LIBOR(2)	(64,080)	(32,931)	31,149
200	08/16/18	1.641%	3 Month LIBOR(2)	(3,857)	(2,205)	1,652
1,700	09/16/18	1.861%	3 Month LIBOR(2)	158	(29,681)	(29,839)
5,350	09/19/18	1.781%	3 Month LIBOR(2)	(110,648)	(79,746)	30,902
9,150	09/23/18	1.613%	3 Month LIBOR(2)	191	(86,747)	(86,938)
8,850	10/25/18	1.434%	3 Month LIBOR(2)	190	(27,017)	(27,207)
19,550	06/03/19	1.614%	3 Month LIBOR(2)	144	(76,678)	(76,822)
8,600	10/16/19	1.834%	3 Month LIBOR(2)	189	(81,603)	(81,792)
10,000	06/17/20	1.843%	3 Month LIBOR(1)	195	37,096	36,901
4,900	06/17/20	1.836%	3 Month LIBOR(1)	—	16,586	16,586
2,500	06/20/20	1.818%	3 Month LIBOR(1)	—	5,985	5,985
4,850	07/10/20	2.401%	3 Month LIBOR(1)	—	146,831	146,831
2,400	07/29/20	2.205%	3 Month LIBOR(1)	—	48,918	48,918
8,150	08/06/20	2.341%	3 Month LIBOR(1)	—	219,071	219,071
4,150	08/20/20	2.368%	3 Month LIBOR(1)	175	116,286	116,111
7,550	08/21/20	2.440%	3 Month LIBOR(1)	163	238,479	238,316
10,300	08/22/20	2.410%	3 Month LIBOR(1)	212	309,495	309,283
2,800	09/15/20	1.583%	3 Month LIBOR(2)	—	33,414	33,414
2,250	12/10/20	2.275%	3 Month LIBOR(1)	164	48,105	47,941
5,500	12/31/21	1.831%	3 Month LIBOR(2)	16,761	73,862	57,101
2,870	12/31/21	1.950%	3 Month LIBOR(2)	13,856	17,408	3,552
5,190	04/08/22	1.780%	3 Month LIBOR(1)	181	(106,172)	(106,353)
11,670	05/31/22	2.200%	3 Month LIBOR(2)	(16,665)	(12,927)	3,738
550	05/29/23	2.150%	3 Month LIBOR(1)	—	(4,073)	(4,073)
4,500	06/02/24	2.533%	3 Month LIBOR(2)	186	(63,933)	(64,119)
1,990	04/08/25	2.020%	3 Month LIBOR(2)	166	74,092	73,926

				$(186,768)	$847,059	$1,033,827

U.S. Government Agency obligations with a combined market value of $1,344,140 have been segregated with Citigroup Global Markets to cover requirements for open exchange-traded swap contracts at June 30, 2015.

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

SEE NOTES TO FINANCIAL STATEMENTS.

A56

AST BOND PORTFOLIO 2020 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$26,027,502	$—
Commercial Mortgage-Backed Securities	—	22,092,161	—
Corporate Bonds	—	26,280,403	—
Non-Corporate Foreign Agency	—	1,211,853	—
Sovereigns	—	1,939,912	—
U.S. Government Agency Obligations	—	34,060,547	—
U.S. Treasury Obligations	—	10,545,143	—
Affiliated Money Market Mutual Fund	10,808,519	—	—
Options Purchased	76,485	—	—
Options Written	(41,375)	—	—
Other Financial Instruments*
Futures Contracts	12,057	—	—
Over-the-counter interest rate swaps	—	1,807,900	—
Exchange-traded interest rate swaps	—	1,033,827	—

Total	$10,855,686	$124,999,248	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2015 were as follows:

U.S. Government Agency Obligations	25.7%
Non-Residential Mortgage-Backed Securities	19.7
Commercial Mortgage-Backed Securities	16.7
Banking	10.2
Affiliated Money Market Mutual Fund (1.7% represents investments purchased with collateral from securities on loan)	8.2
U.S. Treasury Obligations	8.0
Insurance	1.7
Healthcare Insurance	1.6
Sovereigns	1.5
Healthcare & Pharmaceutical	1.1
Energy – Other	1.1
Non-Corporate Foreign Agency	0.9

Railroads	0.9%
Chemicals	0.8
Telecommunications	0.6
Capital Goods	0.5
Technology	0.3
Foods	0.2
Energy – Integrated	0.2
Electric	0.2
Automotive	0.2
Pipelines & Other	0.2
Cable	0.1

100.6
Liabilities in excess of other assets	(0.6)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A57

AST BOND PORTFOLIO 2020 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments is interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2015 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from/to broker — variation margin futures	$99,395	*	Due from/to broker — variation margin futures	$87,338	*
Interest rate contracts	Due from/to broker — variation margin swaps	1,510,970	*	Due from/to broker — variation margin swaps	477,143	*
Interest rate contracts	Unrealized appreciation on over-the-counter swap agreements	2,153,899		Unrealized depreciation on over-the-counter swap agreements	345,999
Interest rate contracts	Unaffiliated investments	76,485		Options written outstanding, at value	41,375

Total		$3,840,749			$951,855

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Options Written	Futures	Swaps	Total
Interest rate contracts	$(157,638)	$47,587	$(141,000)	$1,224,498	$973,447

*	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Options Written	Futures	Swaps	Total
Interest rate contracts	$11,252	$(11,061)	$74,294	$(333,866)	$(259,381)

*	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2015, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts - Long Positions(3)	Futures Contracts - Short Positions(3)	Interest Rate Swap Agreements(2)
$39,605	$15,333	$14,166,133	$32,195,041	$335,341

(1)	Cost.

(2)	Notional Amount in USD (000).

(3)	Value at Trade Date.

SEE NOTES TO FINANCIAL STATEMENTS.

A58

AST BOND PORTFOLIO 2020 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received(3)	Net Amount
Bank of America	$1,070,264	$—	$(1,010,626)	$59,638
Bank of Nova Scotia	—	—	—	—
Barclays Capital Group	37,764	(37,764)	—	—
Citigroup Global Markets	959,528	(4,364)	(973,000)	—
Credit Suisse First Boston Corp.	529	—	—	529
Hong Kong & Shanghai Bank	80,890	—	—	80,890
JPMorgan Chase	4,924	(4,924)	—	—

	$2,153,899

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged(3)	Net Amount
Bank of America	$—	$—	$—	$—
Bank of Nova Scotia	(254,163)	—	368,380	—
Barclays Capital Group	(41,827)	37,764	—	(4,063)
Citigroup Global Markets	(4,364)	4,364	—	—
Credit Suisse First Boston Corp.	—	—	—	—
Hong Kong & Shanghai Bank	—	—	—	—
JPMorgan Chase	(45,645)	4,924	—	(40,721)

	$(345,999)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Amounts shown reflect actual collateral received or pledged by the Portfolio. Such amounts are applied up to 100% of the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A59

AST BOND PORTFOLIO 2020 (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2015

ASSETS:
Investments at value, including securities on loan of $2,134,485:
Unaffiliated investments (cost $121,933,323)	$122,234,006
Affiliated investments (cost $10,808,519)	10,808,519
Cash	1,847
Unrealized appreciation on over-the-counter swap agreements	2,153,899
Dividends and interest receivable	1,518,138
Receivable for fund share sold	55,770
Due from broker—variation margin swaps	12,235
Due from broker—variation margin futures	3,867
Prepaid expenses	199

Total Assets	136,788,480

LIABILITIES:
Payable to broker for collateral for securities on loan	2,182,777
Deposit from counterparty	973,000
Payable for investments purchased	707,429
Unrealized depreciation on over-the-counter swap agreements	345,999
Payable for fund share repurchased	131,089
Accrued expenses and other liabilities	69,247
Advisory fees payable	65,723
Options written outstanding, at value (premiums received $36,265)	41,375
Distribution fee payable	1,736
Affiliated transfer agent fee payable	350

Total Liabilities	4,518,725

NET ASSETS	$132,269,755

Net assets were comprised of:
Paid-in capital	$116,385,807
Retained earnings	15,883,948

Net assets, June 30, 2015	$132,269,755

Net asset value and redemption price per share, $132,269,755 / 20,022,269 outstanding shares of beneficial interest	$6.61

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2015

INCOME
Interest income	$758,758
Affiliated income from securities lending, net	4,862
Affiliated dividend income	2,350

765,970

EXPENSES
Advisory fees	431,152
Distribution fee	68,022
Custodian and accounting fees	36,000
Audit fee	25,000
Trustees’ fees	6,000
Legal fees and expenses	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Shareholders’ reports	3,000
Insurance expenses	1,000
Loan interest expense	190
Miscellaneous	6,329

Total expenses	584,693

NET INVESTMENT INCOME	181,277

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	635,346
Futures transactions	(141,000)
Swap agreement transactions	1,224,498
Options written transactions	47,587

1,766,431

Net change in unrealized appreciation (depreciation) on:
Investments	239,172
Futures	74,294
Swap agreements	(333,866)
Written options	(11,061)

(31,461)

NET GAIN ON INVESTMENTS	1,734,970

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,916,247

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2015	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$181,277	$2,004,855
Net realized gain on investment transactions	1,766,431	616,191
Net change in unrealized appreciation (depreciation) on investments	(31,461)	9,420,122

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	1,916,247	12,041,168

FUND SHARE TRANSACTIONS:
Fund share sold [2,909,836 and 11,374,695 shares, respectively]	19,179,684	73,557,860
Fund share repurchased [7,878,675 and 25,007,463 shares, respectively]	(52,506,614)	(160,394,689)

NET DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(33,326,930)	(86,836,829)

TOTAL DECREASE IN NET ASSETS	(31,410,683)	(74,795,661)
NET ASSETS:
Beginning of period	163,680,438	238,476,099

End of period	$132,269,755	$163,680,438

SEE NOTES TO FINANCIAL STATEMENTS.

A60

AST BOND PORTFOLIO 2021

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

LONG-TERM INVESTMENTS — 92.2% ASSET-BACKED SECURITIES — 20.2%	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Non-Residential Mortgage-Backed Securities — 20.2%
Ally Auto Receivables Trust, Series 2014-2, Class A2	0.680%		07/17/17	920	$919,529
Ally Auto Receivables Trust, Series 2014-SN2, Class A2A	0.710%		03/20/17	1,261	1,261,187
Ally Master Owner Trust, Series 2014-4, Class A1	0.586%	(c)	06/17/19	800	798,163
Ally Master Owner Trust, Series 2014-5, Class A1	0.676%	(c)	10/15/19	800	801,666
American Express Credit Account Master Trust, Series 2012-5, Class B	0.770%		05/15/18	1,100	1,100,522
American Express Credit Account Master Trust, Series 2012-5, Class C, 144A	1.070%		05/15/18	500	500,478
American Express Credit Account Master Trust, Series 2013-1, Class A	0.606%	(c)	02/16/21	1,000	1,002,987
American Express Credit Account Master Trust, Series 2014-1, Class A	0.556%	(c)	12/15/21	800	799,111
American Express Credit Account Master Trust, Series 2014-2, Class A	1.260%		01/15/20	800	801,038
AmeriCredit Automobile Receivables Trust, Series 2014-2, Class A2B	0.464%	(c)	10/10/17	434	433,448
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A2B	0.584%	(c)	04/09/18	483	483,183
AmeriCredit Automobile Receivables Trust, Series 2015-1, Class A2B	0.604%	(c)	04/09/18	900	900,117
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 144A	1.920%		09/20/19	700	697,747
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A, 144A	2.500%		02/20/21	900	898,938
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 144A	2.500%		07/20/21	1,000	993,906
BA Credit Card Trust, Series 2014-A3, Class A	0.476%	(c)	01/15/20	500	499,684
BA Credit Card Trust, Series 2015-A1, Class A	0.516%	(c)	06/15/20	1,100	1,100,879
Bank of America Auto Trust, Series 2012-1, Class B	1.590%		02/15/17	852	856,087
Bank of The West Auto Trust, Series 2014-1, Class A3, 144A	1.090%		03/15/19	1,400	1,400,986
Chase Issuance Trust, Series 2007-C1, Class C1	0.646%	(c)	04/15/19	1,600	1,590,426
Chrysler Capital Auto Receivables Trust, Series 2013-BA, Class A3, 144A	0.850%		05/15/18	590	590,360
Chrysler Capital Auto Receivables Trust, Series 2014-BA, Class A2, 144A	0.690%		09/15/17	701	701,202
Citibank Credit Card Issuance Trust, Series 2006-A7, Class A7	0.346%	(c)	12/17/18	1,100	1,096,267
Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8	5.650%		09/20/19	1,040	1,138,014
Discover Card Execution Note Trust, Series 2014-A1, Class A1	0.616%	(c)	07/15/21	1,100	1,102,746
Discover Card Execution Note Trust, Series 2014-A4, Class A4	2.120%		12/15/21	900	907,836
Enterprise Fleet Financing LLC, Series 2013-2, Class A2, 144A	1.060%		03/20/19	550	550,523
Fifth Third Auto Trust, Series 2014-3, Class A2A	0.570%		05/15/17	1,277	1,276,725
Ford Credit Auto Owner Trust, Series 2011-B, Class B	2.270%		01/15/17	910	914,628
Ford Credit Auto Owner Trust, Series 2012-C, Class B	1.270%		12/15/17	361	361,924

SEE NOTES TO FINANCIAL STATEMENTS.

A61

AST BOND PORTFOLIO 2021 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Non-Residential Mortgage-Backed Securities (continued)
Ford Credit Auto Owner Trust, Series 2013-A, Class B	1.150%		07/15/18	510	$509,829
Ford Credit Auto Owner Trust, Series 2014-1, Class A, 144A	2.260%		11/15/25	300	303,711
Ford Credit Auto Owner Trust, Series 2014-2, Class A, 144A	2.310%		04/15/26	700	707,745
Ford Credit Floorplan Master Owner Trust, Series 2013-1, Class A2	0.566%	(c)	01/15/18	1,200	1,200,560
GE Dealer Floorplan Master Note Trust, Series 2013-1, Class A	0.587%	(c)	04/20/18	1,300	1,299,098
GE Dealer Floorplan Master Note Trust, Series 2014-2, Class A	0.637%	(c)	10/20/19	1,600	1,597,114
GE Equipment Small Ticket LLC, Series 2013-1A, Class A3, 144A	1.020%		02/24/17	829	830,657
GMF Floorplan Owner Revolving Trust, Series 2015-1, Class A2, 144A	0.686%	(c)	05/15/20	600	600,250
Hyundai Auto Lease Securitization Trust, Series 2015-A, Class A2, 144A	1.000%		10/16/17	1,100	1,102,556
MBNA Credit Card Master Note Trust, Series 2004-A3, Class A3	0.446%	(c)	08/16/21	600	598,034
Navient Student Loan Trust, Series 2015-2, Class A2	0.607%	(c)	08/27/29	500	500,039
Nissan Auto Lease Trust, Series 2014-B, Class A2B	0.436%	(c)	04/17/17	1,264	1,263,823
Nissan Master Owner Trust Receivables, Series 2013-A, Class A	0.486%	(c)	02/15/18	1,825	1,825,000
Nissan Master Owner Trust Receivables, Series 2015-A, Class A1	0.586%	(c)	01/15/20	1,100	1,101,593
Porsche Innovative Lease Owner Trust, Series 2014-1, Class A2, 144A	0.650%		01/20/17	816	815,358
Santander Drive Auto Receivables Trust, Series 2014-1, Class A2B	0.556%	(c)	06/15/17	41	41,293
Synchrony Credit Card Master Note Trust, Series 2014-1, Class A	1.610%		11/15/20	800	802,714
Volkswagen Credit Auto Master Trust, Series 2014-1A, Class A1, 144A	0.537%	(c)	07/22/19	800	798,720
World Omni Auto Receivables Trust, Series 2014-B, Class A2B	0.416%	(c)	01/16/18	1,336	1,335,403
World Omni Automobile Lease Securitization Trust, Series 2014-A, Class A2B	0.396%	(c)	03/15/17	908	907,397

TOTAL ASSET-BACKED SECURITIES (cost $44,584,748)					44,621,201

COMMERCIAL MORTGAGE-BACKED SECURITIES — 17.2%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-4, Class A5B	4.997%	(c)	07/10/45	500	499,712
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T22, Class AM	5.766%	(c)	04/12/38	850	871,627
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class AAB	5.703%		06/11/50	376	377,259
CD Commercial Mortgage Trust, Series 2006-CD3, Class A5	5.617%		10/15/48	217	224,976
Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class A2	2.790%		03/10/47	683	701,841
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A2	2.904%		05/10/47	900	927,150

SEE NOTES TO FINANCIAL STATEMENTS.

A62

AST BOND PORTFOLIO 2021 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Commercial Mortgage Trust, Series 2005-GG5, Class A5	5.224%	(c)	04/10/37	899	$899,707
Commercial Mortgage Trust, Series 2005-GG5, Class AM	5.277%	(c)	04/10/37	1,000	1,007,164
Commercial Mortgage Trust, Series 2006-C7, Class A1A	5.932%	(c)	06/10/46	814	838,093
Commercial Mortgage Trust, Series 2006-C8, Class A1A	5.292%		12/10/46	1,005	1,057,333
Commercial Mortgage Trust, Series 2012-CR1, Class A2	2.350%		05/15/45	1,450	1,477,149
Commercial Mortgage Trust, Series 2014-CR19, Class A4	3.532%		08/10/47	1,000	1,026,170
Commercial Mortgage Trust, Series 2014-UBS4, Class A2	2.963%		08/10/47	1,480	1,525,766
Credit Suisse Commercial Mortgage Trust, Series 2006-C5, Class A1A	5.297%		12/15/39	1,240	1,294,297
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C6, Class AM	5.230%	(c)	12/15/40	400	402,346
GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class A1A	5.233%	(c)	11/10/45	273	274,925
GS Mortgage Securities Corp. II, Series 2013-GC10, Class A2	1.840%		02/10/46	1,000	1,006,938
GS Mortgage Securities Trust, Series 2006-GG6, Class A4	5.553%	(c)	04/10/38	2,700	2,715,317
GS Mortgage Securities Trust, Series 2006-GG8, Class A4	5.560%		11/10/39	1,056	1,094,854
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A3	3.669%		04/15/47	1,140	1,191,528
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class A4	3.493%		08/15/47	300	306,989
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class A3	2.475%		12/15/47	1,700	1,701,472
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-CB12, Class AM	4.948%	(c)	09/12/37	1,570	1,568,936
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-CB13, Class A4	5.421%	(c)	01/12/43	1,357	1,359,098
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP4, Class AM	4.999%	(c)	10/15/42	1,000	1,000,637
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP5, Class AM	5.454%	(c)	12/15/44	1,000	1,013,962
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class A2	3.149%		08/15/46	428	437,089
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A1	0.730%		12/15/47	178	177,299
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A4	5.661%	(c)	03/15/39	390	396,671
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A2	5.300%		11/15/38	144	144,727
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class AM	5.107%	(c)	07/12/38	1,218	1,218,421
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4	5.865%	(c)	05/12/39	323	329,832
ML-CFC Commercial Mortgage Trust, Series 2006-1, Class A4	5.650%	(c)	02/12/39	448	454,244
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A1	0.738%		02/15/46	367	366,289
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A2	1.689%		12/15/48	1,500	1,499,967

SEE NOTES TO FINANCIAL STATEMENTS.

A63

AST BOND PORTFOLIO 2021 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Morgan Stanley Capital I Trust, Series 2011-C3, Class A2	3.224%		07/15/49	312	$318,610
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A2	1.852%		08/10/49	180	181,576
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A2	2.804%		01/10/45	2,000	2,039,294
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX	5.179%	(c)	07/15/42	34	34,446
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4	5.448%	(c)	12/15/44	1,298	1,299,948
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM	5.466%	(c)	01/15/45	1,300	1,326,619
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A5	5.896%	(c)	05/15/43	500	512,858
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class A2	1.765%		12/15/45	1,000	1,006,599

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $39,136,947)					38,109,735

CORPORATE BONDS — 19.9%
Banking — 7.1%
American Express Credit Corp., Sr. Unsec’d. Notes, MTN(h)	2.250%		08/15/19	1,030	1,031,735
Bank of America Corp., Sr. Unsec’d. Notes	5.875%		01/05/21	715	818,054
Bank of America Corp., Sub. Notes, MTN	4.200%		08/26/24	520	518,748
Bank of Nova Scotia (The) (Canada), Covered Bonds, 144A	1.650%		10/29/15	2,310	2,318,880
Capital One Financial Corp., Sr. Unsec’d. Notes	3.750%		04/24/24	145	144,333
Capital One Financial Corp., Sr. Unsec’d. Notes	4.750%		07/15/21	400	436,911
Citigroup, Inc., Sr. Unsec’d. Notes	3.750%		06/16/24	775	779,592
Citigroup, Inc., Sr. Unsec’d. Notes(a)	8.500%		05/22/19	415	506,174
Discover Bank, Sr. Unsec’d. Notes	2.000%		02/21/18	1,000	997,553
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%		07/27/21	400	444,207
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	3.850%		07/08/24	505	504,562
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	5.375%		03/15/20	340	378,597
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.200%		10/22/19	790	783,039
JPMorgan Chase & Co., Sr. Unsec’d. Notes(a)	3.625%		05/13/24	600	595,648
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%		08/15/21	400	428,156
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.400%		07/22/20	330	355,534
Morgan Stanley, Sr. Unsec’d. Notes, MTN	3.875%		04/29/24	650	656,926
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.500%		01/26/20	825	920,696
PNC Bank NA, Sr. Unsec’d. Notes	2.250%		07/02/19	575	573,112
PNC Bank NA, Sr. Unsec’d. Notes	3.300%		10/30/24	375	369,760
Toronto-Dominion Bank (The) (Canada), Covered Bonds, 144A	1.500%		03/13/17	1,500	1,513,797
U.S. Bancorp., Sr. Unsec’d. Notes, MTN	2.200%		04/25/19	550	555,764
Wells Fargo & Co., Sub. Notes, MTN(a)	3.450%		02/13/23	150	149,188

					15,780,966

Biotechnology — 0.5%
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.700%		04/01/24	1,100	1,124,020

SEE NOTES TO FINANCIAL STATEMENTS.

A64

AST BOND PORTFOLIO 2021 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Capital Goods — 0.7%
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $308,080; purchased 12/17/10)(f)(g)	6.375%	10/15/17	275	$302,298
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	3.150%	10/15/21	195	200,294
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	3.900%	07/12/21	400	430,958
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	570	617,488

				1,551,038

Chemicals — 0.5%
LYB International Finance BV (Netherlands), Gtd. Notes(a)	4.000%	07/15/23	1,150	1,176,850

Electric — 0.4%
NextEra Energy Capital Holdings, Inc., Gtd. Notes	4.500%	06/01/21	400	432,046
NextEra Energy Capital Holdings, Inc., Gtd. Notes	6.000%	03/01/19	300	336,433

				768,479

Energy – Integrated — 0.2%
BP Capital Markets PLC (United Kingdom), Gtd. Notes(a)	1.846%	05/05/17	190	192,323
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.125%	10/01/15	140	140,941

				333,264

Energy – Other — 0.3%
Nabors Industries, Inc., Gtd. Notes(a)	5.000%	09/15/20	725	754,804

Foods — 0.4%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	5.000%	04/15/20	350	391,204
Dr. Pepper Snapple Group, Inc., Gtd. Notes	2.900%	01/15/16	170	171,888
Kraft Foods Group, Inc., Gtd. Notes	5.375%	02/10/20	379	423,036

				986,128

Healthcare & Pharmaceutical — 1.7%
Amgen, Inc., Sr. Unsec’d. Notes	3.625%	05/22/24	1,000	991,986
Amgen, Inc., Sr. Unsec’d. Notes	4.100%	06/15/21	600	639,121
Bayer U.S. Finance LLC (Germany), Gtd. Notes, 144A	3.000%	10/08/21	600	604,366
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A(a)	2.875%	09/29/21	1,615	1,628,311

				3,863,784

Healthcare Insurance — 0.5%
Aetna, Inc., Sr. Unsec’d. Notes	4.125%	06/01/21	400	428,635
Anthem, Inc., Sr. Unsec’d. Notes(a)	2.250%	08/15/19	195	192,640
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.700%	02/15/21	400	441,128

				1,062,403

Insurance — 1.3%
American International Group, Inc., Sr. Unsec’d. Notes	4.125%	02/15/24	850	882,023

SEE NOTES TO FINANCIAL STATEMENTS.

A65

AST BOND PORTFOLIO 2021 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Insurance (continued)
American International Group, Inc., Sr. Unsec’d. Notes, MTN	5.850%	01/16/18	615	$678,030
Lincoln National Corp., Sr. Unsec’d. Notes	4.200%	03/15/22	375	393,502
MetLife, Inc., Sr. Unsec’d. Notes	4.750%	02/08/21	750	828,394

				2,781,949

Metals — 0.3%
Rio Tinto Finance USA Ltd. (United Kingdom), Gtd. Notes(a)	3.750%	09/20/21	240	248,717
Teck Resources Ltd. (Canada), Gtd. Notes	3.850%	08/15/17	380	391,851

				640,568

Non-Captive Finance — 0.6%
General Electric Capital Corp., Gtd. Notes, MTN	3.100%	01/09/23	90	89,752
General Electric Capital Corp., Gtd. Notes, MTN(a)	3.450%	05/15/24	450	455,981
General Electric Capital Corp., Gtd. Notes, MTN	4.625%	01/07/21	90	99,090
General Electric Capital Corp., Gtd. Notes, MTN	4.650%	10/17/21	35	38,348
General Electric Capital Corp., Gtd. Notes, MTN	5.300%	02/11/21	215	241,753
General Electric Capital Corp., Series G, Gtd. Notes, MTN	6.000%	08/07/19	330	377,219

				1,302,143

Pipelines & Other — 1.0%
Enterprise Products Operating LLC, Gtd. Notes	2.550%	10/15/19	220	219,937
Enterprise Products Operating LLC, Gtd. Notes(a)	3.750%	02/15/25	725	710,552
Enterprise Products Operating LLC, Gtd. Notes(a)	5.200%	09/01/20	285	317,213
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%	02/01/21	475	505,380
Williams Partners LP, Sr. Unsec’d. Notes	3.600%	03/15/22	375	364,105

				2,117,187

Railroads — 0.5%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.450%	09/15/21	485	501,031
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.900%	06/15/19	475	539,088

				1,040,119

Retailers — 1.8%
CVS Health Corp., Sr. Unsec’d. Notes	2.250%	08/12/19	1,005	1,000,435
CVS Health Corp., Sr. Unsec’d. Notes(a)	3.375%	08/12/24	500	491,268
Home Depot, Inc. (The), Sr. Unsec’d. Notes(a)	3.750%	02/15/24	1,100	1,144,767
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	3.300%	04/22/24	625	632,371
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	4.250%	04/15/21	585	641,996

				3,910,837

Technology — 1.1%
Apple, Inc., Sr. Unsec’d. Notes	3.450%	05/06/24	750	764,801
Hewlett-Packard Co., Sr. Unsec’d. Notes	2.750%	01/14/19	500	505,425
Oracle Corp., Sr. Unsec’d. Notes	2.800%	07/08/21	550	556,698
Oracle Corp., Sr. Unsec’d. Notes	3.400%	07/08/24	600	601,530

				2,428,454

SEE NOTES TO FINANCIAL STATEMENTS.

A66

AST BOND PORTFOLIO 2021 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Telecommunications — 1.0%
AT&T, Inc., Sr. Unsec’d. Notes	3.875%		08/15/21	585	$603,402
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.500%		11/01/21	595	603,191
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.150%		09/15/23	1,000	1,094,841

					2,301,434

TOTAL CORPORATE BONDS (cost $43,188,966)					43,924,427

NON-CORPORATE FOREIGN AGENCIES — 1.6%
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	1.125%		05/23/18	892	889,292
Royal Bank of Canada (Canada), Covered Notes	2.200%		09/23/19	2,681	2,700,729

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $3,593,805)					3,590,021

SOVEREIGNS — 2.1%
Bank of England Euro Note (United Kingdom), Sr. Unsec’d. Notes, 144A	0.500%		03/21/16	700	700,796
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, MTN, 144A	0.375%		04/25/16	200	200,018
Finland Government International Bond (Finland), Sr. Unsec’d. Notes, RegS	1.125%		05/02/17	500	503,230
Finland Government International Bond (Finland), Sr. Unsec’d. Notes, RegS	2.250%		03/17/16	610	618,142
Netherlands Government Bond (Netherlands), Bonds, 144A	0.250%		09/12/15	610	609,813
Province of British Columbia (Canada), Sr. Unsec’d. Notes	2.000%		10/23/22	2,140	2,096,124

TOTAL SOVEREIGNS (cost $4,630,468)					4,728,123

U.S. GOVERNMENT AGENCY OBLIGATIONS — 24.7%
Federal Home Loan Banks(k)	0.500%		09/28/16	1,060	1,060,251
Federal Home Loan Banks	0.625%		11/23/16	195	195,118
Federal Home Loan Mortgage Corp.(a)(h)	2.375%		01/13/22	5,580	5,649,583
Federal National Mortgage Assoc.(a)(h)	2.625%		09/06/24	10,560	10,564,076
Financing Corp., Strips Principal, Series 1P, Unsec’d. Notes, PO	1.629%	(s)	05/11/18	7,300	7,043,135
Financing Corp., Strips Principal, Series D-P, Sec’d. Notes, PO	2.224%	(s)	09/26/19	660	611,806
Hashemite Kingdom of Jordan, USAID Bond, Gov’t. Gtd. Notes	2.503%		10/30/20	3,270	3,376,285
Hashemite Kingdom of Jordan, USAID Bond, Gov’t. Gtd. Notes	2.578%		06/30/22	980	984,900
Hashemite Kingdom of Jordan, USAID Bond, Gov’t. Gtd. Notes	3.000%		06/30/25	620	621,550
Israel Government USAID Bond1, , Gov’t. Gtd. Notes	2.232%	(s)	03/15/22	765	647,847
Israel Government USAID Bond2, , Gov’t. Gtd. Notes	2.244%	(s)	11/15/20	355	316,167
Israel Government USAID Bond3, , Gov’t. Gtd. Notes	3.091%	(s)	08/15/24	4,955	3,796,219
Israel Government USAID Bond4, , Gov’t. Gtd. Notes	5.500%		04/26/24	4,690	5,720,468

SEE NOTES TO FINANCIAL STATEMENTS.

A67

AST BOND PORTFOLIO 2021 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Residual Funding Corp., Strips Principal, Bonds	2.559%	(s)	01/15/21	7,885	$7,012,919
Tennessee Valley Authority, Sr. Unsec’d. Notes	2.875%		09/15/24	5,050	5,073,674
Ukraine Government, USAID Bond, Gov’t. Gtd. Notes	1.847%		05/29/20	1,855	1,856,462

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $54,195,324)					54,530,460

U.S. TREASURY OBLIGATIONS — 6.5%
U.S. Treasury Bonds(a)	2.500%		02/15/45	320	281,626
U.S. Treasury Bonds	2.750%		08/15/42	750	697,793
U.S. Treasury Bonds	2.750%		11/15/42	880	818,675
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%		04/15/20	1,450	1,461,389
U.S. Treasury Notes	0.625%		05/31/17	500	499,922
U.S. Treasury Notes	1.125%		06/15/18	555	557,081
U.S. Treasury Notes	1.625%		06/30/20	650	649,949
U.S. Treasury Notes	2.125%		08/15/21	4,100	4,146,125
U.S. Treasury Notes	2.125%		09/30/21	1,750	1,767,500
U.S. Treasury Notes	2.250%		03/31/21	1,755	1,792,841
U.S. Treasury Notes	3.125%		05/15/21	1,700	1,818,335

TOTAL U.S. TREASURY OBLIGATIONS (cost $14,401,586)					14,491,236

TOTAL LONG-TERM INVESTMENTS (cost $203,731,844)					203,995,203

				Shares
SHORT-TERM INVESTMENTS — 16.4%
AFFILIATED MONEY MARKET MUTUAL FUND — 16.3%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $36,088,324; includes $20,011,106 of cash collateral for securities on loan)(b)(w)(Note 4)				36,088,324	36,088,324

				Notional Amount (000)#
OPTIONS PURCHASED* — 0.1%
Call Options
U.S. Treasury Long Bonds Futures,
expiring 07/24/15, Strike Price $152.00				6,800	116,875
expiring 07/24/15, Strike Price $160.00				3,400	7,438
expiring 07/24/15, Strike Price $164.00				3,400	2,656

TOTAL OPTIONS PURCHASED (cost $117,641)					126,969

TOTAL SHORT-TERM INVESTMENTS (cost $36,205,965)					36,215,293

SEE NOTES TO FINANCIAL STATEMENTS.

A68

AST BOND PORTFOLIO 2021 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

	Notional Amount (000)#	Value (Note 2)
TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 108.6% (cost $239,937,809)		$240,210,496

OPTIONS WRITTEN*
Call Options
U.S. Treasury Long Bonds Futures,
expiring 07/24/15, Strike Price $156.00	6,800	(43,563)
expiring 07/24/15, Strike Price $158.00	6,800	(25,500)

TOTAL OPTIONS WRITTEN (premiums received $60,328)		(69,063)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 108.6% (cost $239,877,481)		240,141,433
LIABILITIES IN EXCESS OF OTHER ASSETS(x) — (8.6)%		(19,036,318)

NET ASSETS — 100.0%		$221,105,115

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $19,588,386; cash collateral of $20,011,106 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2015.

(f)	Indicates a restricted security; the aggregate cost of such security is $308,080. The aggregate value of $302,298 is approximately 0.1% of net assets.

(g)	Indicates a security that has been deemed illiquid.

(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2015	Unrealized Appreciation (Depreciation)(1)
Long Position:
240	10 Year U.S. Treasury Notes	Sep. 2015	$30,160,525	$30,281,250	$120,725

Short Positions:
105	2 Year U.S. Treasury Notes	Sep. 2015	22,984,929	22,988,438	(3,509)
43	5 Year U.S. Treasury Notes	Sep. 2015	5,128,023	5,128,086	(63)
6	U.S. Long Bonds	Sep. 2015	915,722	905,062	10,660
9	U.S. Ultra Bonds	Sep. 2015	1,377,924	1,386,562	(8,638)

					(1,550)

					$119,175

(1)	A U.S. Government Agency obligation with a market value of $680,161 has been segregated with Citigroup Global Markets to cover requirements for open contracts at June 30, 2015.

SEE NOTES TO FINANCIAL STATEMENTS.

A69

AST BOND PORTFOLIO 2021 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2015:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
32,400	09/12/16	1.154%	3 Month LIBOR(2)	$(329,723)	$—	$(329,723)	Barclays Capital Group
9,100	09/25/17	0.820%	3 Month LIBOR(2)	13,577	—	13,577	Bank of Nova Scotia
4,400	10/26/17	0.861%	3 Month LIBOR(1)	(10,839)	—	(10,839)	Credit Suisse First Boston Corp.
892	05/17/18	0.989%	3 Month LIBOR(2)	4,721	—	4,721	Credit Suisse First Boston Corp.
2,500	10/11/18	1.770%	3 Month LIBOR(1)	43,912	—	43,912	JPMorgan Chase
4,750	08/08/19	1.271%	3 Month LIBOR(2)	32,359	—	32,359	Credit Suisse First Boston Corp.
2,600	10/29/19	1.376%	3 Month LIBOR(2)	20,842	—	20,842	Barclays Capital Group
14,100	08/18/21	2.355%	3 Month LIBOR(1)	420,134	—	420,134	Citigroup Global Markets
13,900	08/24/21	2.253%	3 Month LIBOR(1)	318,863	—	318,863	Bank of America
28,785	09/27/21	1.933%	3 Month LIBOR(1)	16,597	—	16,597	Citigroup Global Markets
8,805	10/06/21	1.965%	3 Month LIBOR(1)	10,922	—	10,922	JPMorgan Chase
950	12/31/21	2.865%	3 Month LIBOR(1)	184,238	—	184,238	Bank of America
3,300	10/25/22	1.801%	3 Month LIBOR(1)	(74,108)	—	(74,108)	Credit Suisse First Boston Corp.
50,345	06/05/23	2.303%	3 Month LIBOR(1)	298,463	—	298,463	Citigroup Global Markets
670	10/06/26	2.312%	3 Month LIBOR(1)	(11,884)	—	(11,884)	JPMorgan Chase
5,970	03/30/27	2.674%	3 Month LIBOR(2)	(109,370)	—	(109,370)	Bank of Nova Scotia

				$828,704	$—	$828,704

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2015	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
4,000	08/16/18	1.650%	3 Month LIBOR(1)	$168	$45,358	$45,190
9,600	09/06/18	1.704%	3 Month LIBOR(2)	—	(121,458)	(121,458)
5,450	06/03/19	1.614%	3 Month LIBOR(2)	175	(21,376)	(21,551)
50,000	03/12/20	1.773%	3 Month LIBOR(2)	375	(154,474)	(154,849)
500	08/20/20	2.368%	3 Month LIBOR(1)	153	14,010	13,857
855	10/01/20	2.523%	3 Month LIBOR(2)	—	(30,128)	(30,128)
6,500	10/22/20	2.113%	3 Month LIBOR(2)	189	(90,756)	(90,945)
45,000	05/09/21	2.230%	3 Month LIBOR(1)	420	717,633	717,213
555	09/06/21	2.223%	3 Month LIBOR(1)	—	7,136	7,136
20,160	10/06/21	2.308%	3 Month LIBOR(1)	12,314	349,875	337,561
12,000	10/13/21	2.340%	3 Month LIBOR(1)	—	229,514	229,514
4,120	10/14/21	2.405%	3 Month LIBOR(1)	—	94,789	94,789
8,940	12/31/21	1.831%	3 Month LIBOR(2)	27,050	120,059	93,009
5,255	12/31/21	1.950%	3 Month LIBOR(2)	25,314	31,875	6,561
35,000	03/12/22	2.020%	3 Month LIBOR(1)	360	(151,550)	(151,910)
7,800	04/08/22	1.780%	3 Month LIBOR(1)	197	(159,565)	(159,762)
18,935	05/31/22	2.200%	3 Month LIBOR(2)	(27,255)	(20,974)	6,281
4,650	09/06/24	2.735%	3 Month LIBOR(2)	187	(137,419)	(137,606)
29,565	10/06/24	2.649%	3 Month LIBOR(2)	(20,443)	(645,233)	(624,790)
9,330	04/08/25	2.020%	3 Month LIBOR(2)	225	347,375	347,150

				$19,429	$424,691	$405,262

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

SEE NOTES TO FINANCIAL STATEMENTS.

A70

AST BOND PORTFOLIO 2021 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Credit default swap agreements outstanding at June 30, 2015:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(2)	Value at Trade Date	Value at June 30, 2015(3)	Unrealized Appreciation
Exchange-traded credit default swaps on credit indices—Buy Protection(1):
CDX.NA.IG.24	06/20/20	1.000%	$6,300	$(122,909)	$(89,885)	$33,024

A U.S. Government Agency obligation with a market value of $1,619,952 has been segregated with Citigroup Global Markets to cover requirements for open exchange-traded interest rate and credit default swap contracts at June 30, 2015.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occuring as defined under the terms of the agreement.

SEE NOTES TO FINANCIAL STATEMENTS.

A71

AST BOND PORTFOLIO 2021 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$44,621,201	$—
Commercial Mortgage-Backed Securities	—	38,109,735	—
Corporate Bonds	—	43,924,427	—
Non-Corporate Foreign Agencies	—	3,590,021	—
Sovereigns	—	4,728,123	—
U.S. Government Agency Obligations	—	54,530,460	—
U.S. Treasury Obligations	—	14,491,236	—
Affiliated Money Market Mutual Fund	36,088,324	—	—
Options Purchased	126,969	—	—
Options Written	(69,063)	—	—
Other Financial Instruments*
Futures Contracts	119,175	—	—
Over-the-counter interest rate swaps	—	828,704	—
Exchange-traded interest rate swaps	—	405,262	—
Exchange-traded credit default swaps	—	33,024	—

Total	$36,265,405	$205,262,193	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchnage- traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2015 were as follows:

U.S. Government Agency Obliations	24.7%
Non-Residential Mortgage-Backed Securities	20.2
Commercial Mortgage-Backed Securities	17.2
Affiliated Money Market Mutual Fund (9.1% represents investments purchased with collateral from securities on loan)	16.3
Banking	7.1
U.S. Treasury Obligations	6.5
Sovereigns	2.1
Retailers	1.8
Healthcare & Pharmaceutical	1.7
Non-Corporate Foreign Agencies	1.6
Insurance	1.3
Technology	1.1
Telecommunications	1.0

Pipelines & Other	1.0%
Capital Goods	0.7
Non-Captive Finance	0.6
Chemicals	0.5
Biotechnology	0.5
Healthcare Insurance	0.5
Railroads	0.5
Foods	0.4
Electric	0.4
Energy – Other	0.3
Metals	0.3
Energy – Integrated	0.2
Call Options	0.1

108.6
Liabilities in excess of other assets	(8.6)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A72

AST BOND PORTFOLIO 2021 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2015 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Due from/to broker — variation margin swaps	$33,024	*	—	$—
Interest rate contracts	Due from/to broker — variation margin futures	131,385	*	Due from/to broker — variation margin futures	12,210	*
Interest rate contracts	Due from/to broker — variation margin swaps	1,898,261	*	Due from/to broker — variation margin swaps	1,492,999	*
Interest rate contracts	Unrealized appreciation on over-the-counter swaps	1,364,628		Unrealized depreciation on over-the-counter swaps	535,924
Interest rate contracts	Unaffiliated investments	126,969		Options written outstanding, at value	69,063

Total		$3,554,267			$2,110,196

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Options Written	Futures	Swaps	Total
Credit contracts	$—	$—	$—	$(19,539)	$(19,539)
Interest rate contracts	(256,655)	76,929	(418,343)	1,390,769	792,700

Total	$(256,655)	$76,929	$(418,343)	$1,371,230	$773,161

*	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Options Written	Futures	Swaps	Total
Credit contracts	$—	$—	$—	$42,324	$42,324
Interest rate contracts	17,683	(17,723)	648,239	(817,933)	(169,734)

Total	$17,683	$(17,723)	$648,239	$(775,609)	$(127,410)

For the six months ended June 30, 2015, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts - Long Positions(3)	Futures Contracts - Short Positions(3)	Interest Rate Swaps(2)	Credit Default Swap as Buyer(2)
$65,007	$24,400	$42,458,339	$34,311,674	$544,297	$3,200

(1)	Cost.
(2)	Notional Amount in USD (000).
(3)	Value at Trade Date.

SEE NOTES TO FINANCIAL STATEMENTS.

A73

AST BOND PORTFOLIO 2021 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received(3)	Net Amount
Bank of America	$503,101	$—	$(644,107)	$—
Bank of Nova Scotia	13,577	(13,577)	—	—
Barclays Capital Group	20,842	(20,842)	—	—
Citigroup Global Markets	735,194	—	—	735,194
Credit Suisse First Boston Corp.	37,080	(37,080)	—	—
JPMorgan Chase	54,834	(11,884)	—	42,950

	$1,364,628

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged(3)	Net Amount
Bank of America	$—	$—	$—	$—
Bank of Nova Scotia	(109,370)	13,577	257,597	—
Barclays Capital Group	(329,723)	20,842	204,781	(104,100)
Citigroup Global Markets	—	—	—	—
Credit Suisse First Boston Corp.	(84,947)	37,080	—	(47,867)
JPMorgan Chase	(11,884)	11,884	—	—

	$(535,924)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Amounts shown reflect actual collateral received or pledged by the Portfolio. Such amounts are applied up to 100% of the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A74

AST BOND PORTFOLIO 2021 (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2015

ASSETS:
Investments at value, including securities on loan of $19,588,386:
Unaffiliated investments (cost $203,849,485)	$204,122,172
Affiliated investments (cost $36,088,324)	36,088,324
Cash	790,005
Unrealized appreciation on over-the-counter swap agreements	1,364,628
Dividends and interest receivable	1,004,860
Receivable for investments sold	496,395
Receivable for fund share sold	53,975
Due from broker—variation margin swaps	20,907
Prepaid expenses	202

Total Assets	243,941,468

LIABILITIES:
Payable to broker for collateral for securities on loan	20,011,106
Payable for fund share repurchased	844,186
Deposit from counterparty	788,000
Unrealized depreciation on over-the-counter swap agreements	535,924
Payable for investments purchased	396,624
Advisory fees payable	109,415
Options written outstanding, at value (premiums received $60,328)	69,063
Accrued expenses and other liabilities	68,619
Due to broker—variation margin futures	10,221
Distribution fee payable	2,845
Affiliated transfer agent fee payable	350

Total Liabilities	22,836,353

NET ASSETS	$221,105,115

Net assets were comprised of:
Paid-in capital	$121,386,292
Retained earnings	99,718,823

Net assets, June 30, 2015	$221,105,115

Net asset value and redemption price per share, $221,105,115 / 15,681,778 outstanding shares of beneficial interest	$14.10

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2015

INCOME
Interest income	$2,226,993
Affiliated income from securities lending, net	8,361
Affiliated dividend income	2,695

2,238,049

EXPENSES
Advisory fees	706,088
Distribution fee	111,397
Custodian and accounting fees	34,000
Audit fee	25,000
Trustees’ fees	6,000
Legal fees and expenses	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Shareholders’ reports	3,000
Insurance expenses	1,000
Loan interest expense	773
Miscellaneous	7,272

Total expenses	903,530

NET INVESTMENT INCOME	1,334,519

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	3,889,242
Futures transactions	(418,343)
Swap agreement transactions	1,371,230
Options written transactions	76,929

4,919,058

Net change in unrealized appreciation (depreciation) on:
Investments	(3,159,944)
Futures	648,239
Swap agreements	(775,609)
Written options	(17,723)

(3,305,037)

NET GAIN ON INVESTMENTS	1,614,021

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,948,540

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2015	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$1,334,519	$2,739,055
Net realized gain on investment transactions	4,919,058	795,401
Net change in unrealized appreciation (depreciation) on investments	(3,305,037)	9,388,464

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	2,948,540	12,922,920

FUND SHARE TRANSACTIONS:
Fund share sold [3,261,438 and 17,714,335 shares, respectively]	45,951,763	242,417,431
Fund share repurchased [6,700,972 and 7,168,666 shares, respectively]	(95,801,867)	(98,919,063)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(49,850,104)	143,498,368

TOTAL INCREASE (DECREASE) IN NET ASSETS	(46,901,564)	156,421,288
NET ASSETS:
Beginning of period	268,006,679	111,585,391

End of period	$221,105,115	$268,006,679

SEE NOTES TO FINANCIAL STATEMENTS.

A75

AST BOND PORTFOLIO 2022

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

LONG-TERM INVESTMENTS — 95.4% ASSET-BACKED SECURITIES — 15.0%	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Non-Residential Mortgage-Backed Securities
Ally Auto Receivables Trust, Series 2014-3, Class A2	0.810%		09/15/17	400	$400,166
Ally Auto Receivables Trust, Series 2014-SN2, Class A2A	0.710%		03/20/17	360	360,339
Ally Master Owner Trust, Series 2014-4, Class A1	0.586%	(c)	06/17/19	400	399,082
Ally Master Owner Trust, Series 2014-5, Class A1	0.676%	(c)	10/15/19	300	300,625
American Express Credit Account Master Trust, Series 2012-5, Class C, 144A	1.070%		05/15/18	300	300,287
American Express Credit Account Master Trust, Series 2014-1, Class A	0.555%	(c)	12/15/21	500	499,444
American Express Credit Account Master Trust, Series 2014-2, Class A	1.260%		01/15/20	400	400,519
AmeriCredit Automobile Receivables Trust, Series 2014-2, Class A2B	0.464%	(c)	10/10/17	271	270,905
ARI Fleet Lease Trust, Series 2015-A, Class A2, 144A	1.110%		11/15/18	200	200,095
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A, 144A	2.500%		02/20/21	400	399,528
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 144A	2.500%		07/20/21	300	298,172
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 144A	2.630%		12/20/21	400	398,974
BA Credit Card Trust, Series 2014-A3, Class A	0.476%	(c)	01/15/20	400	399,748
Bank of America Auto Trust, Series 2012-1, Class B	1.590%		02/15/17	400	401,919
Bank of The West Auto Trust, Series 2014-1, Class A3, 144A	1.090%		03/15/19	400	400,282
Bank of The West Auto Trust, Series 2015-1, Class A3, 144A	1.310%		10/15/19	400	399,813
Chase Issuance Trust, Series 2007-C1, Class C1	0.646%	(c)	04/15/19	900	894,614
Chrysler Capital Auto Receivables Trust, Series 2013-BA, Class A3, 144A	0.850%		05/15/18	169	168,674
Chrysler Capital Auto Receivables Trust, Series 2015-AA, Class A3, 144A	1.220%		07/15/19	400	399,902
Citibank Credit Card Issuance Trust, Series 2006-A7, Class A7	0.346%	(c)	12/17/18	400	398,642
Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8	5.650%		09/20/19	100	109,424
Citibank Credit Card Issuance Trust, Series 2013-A2, Class A2	0.467%	(c)	05/26/20	200	200,064
Discover Card Execution Note Trust, Series 2014-A1, Class A1	0.616%	(c)	07/15/21	400	400,998
Discover Card Execution Note Trust, Series 2014-A4, Class A4	2.120%		12/15/21	400	403,483
Enterprise Fleet Financing LLC, Series 2013-2, Class A2, 144A	1.060%		03/20/19	200	200,190
Enterprise Fleet Financing LLC, Series 2014-1, Class A2, 144A	0.870%		09/20/19	227	226,647
Ford Credit Auto Owner Trust, Series 2011-B, Class B	2.270%		01/15/17	700	703,560
Ford Credit Auto Owner Trust, Series 2012-B, Class A3	0.720%		12/15/16	8	7,913
Ford Credit Auto Owner Trust, Series 2014-1, Class A, 144A	2.260%		11/15/25	200	202,474

SEE NOTES TO FINANCIAL STATEMENTS.

A76

AST BOND PORTFOLIO 2022 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Non-Residential Mortgage-Backed Securities (continued)
Ford Credit Auto Owner Trust, Series 2014-2, Class A, 144A	2.310%		04/15/26	300	$303,320
Ford Credit Floorplan Master Owner Trust, Series 2013-1, Class A2	0.565%	(c)	01/15/18	1,600	1,600,747
GE Dealer Floorplan Master Note Trust, Series 2013-1, Class A	0.587%	(c)	04/20/18	1,000	999,306
GE Dealer Floorplan Master Note Trust, Series 2014-2, Class A	0.637%	(c)	10/20/19	400	399,278
GMF Floorplan Owner Revolving Trust, Series 2015-1, Class A2, 144A	0.686%	(c)	05/15/20	300	300,125
Hyundai Auto Lease Securitization Trust, Series 2015-A, Class A2, 144A	1.000%		10/15/17	400	400,930
John Deere Owner Trust, Series 2015-A, Class A2B	0.456%	(c)	02/15/18	400	399,978
MBNA Credit Card Master Note Trust, Series 2004-A3, Class A3	0.446%	(c)	08/16/21	200	199,345
MMAF Equipment Finance LLC, Series 2015-AA, Class A2, 144A	0.960%		09/18/17	500	500,254
Navient Student Loan Trust, Series 2015-2, Class A2	0.607%	(c)	08/27/29	200	200,016
Nissan Master Owner Trust Receivables, Series 2013-A, Class A	0.486%	(c)	02/15/18	1,000	1,000,000
Santander Drive Auto Receivables Trust, Series 2014-1, Class A2B	0.556%	(c)	06/15/17	41	41,293
SunTrust Auto Receivables Trust, Series 2015-1A, Class A2, 144A	0.990%		06/15/18	600	599,940
Synchrony Credit Card Master Note Trust, Series 2014-1, Class A	1.610%		11/15/20	200	200,679
Volkswagen Credit Auto Master Trust, Series 2014-1A, Class A1, 144A	0.537%	(c)	07/22/19	400	399,360

TOTAL ASSET-BACKED SECURITIES (cost $17,688,268)					17,691,054

COMMERCIAL MORTGAGE-BACKED SECURITIES — 14.3%
Banc of America Commercial Mortgage Trust, Series 2006-2, Class AM	5.951%	(c)	05/10/45	900	933,602
Commercial Mortgage Trust, Series 2014-UBS3, Class A2	2.844%		06/10/47	1,000	1,028,741
Commercial Mortgage Trust, Series 2014-UBS4, Class A2	2.963%		08/10/47	440	453,606
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A5	5.224%	(c)	04/10/37	337	337,390
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class AM	5.277%	(c)	04/10/37	440	443,152
GS Mortgage Securities Trust, Series 2006-GG6, Class A4	5.553%	(c)	04/10/38	900	905,106
GS Mortgage Securities Trust, Series 2006-GG8, Class A4	5.560%		11/10/39	551	570,821
GS Mortgage Securities Trust, Series 2011-GC3, Class A3, 144A	4.473%		03/10/44	1,000	1,017,642
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-CB12, Class AM	4.948%	(c)	09/12/37	490	489,668
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class A2	3.149%		08/15/46	210	214,174
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A3	2.475%		12/15/47	1,800	1,801,559

SEE NOTES TO FINANCIAL STATEMENTS.

A77

AST BOND PORTFOLIO 2022 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class AM	5.107%		07/12/38	365	$364,797
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4	5.865%	(c)	05/12/39	160	163,384
ML-CFC Commercial Mortgage Trust, Series 2006-1, Class A4	5.650%	(c)	02/12/39	45	45,424
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A1	0.738%		02/15/46	157	156,980
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A1	0.825%		05/15/46	264	262,842
Morgan Stanley Capital I Trust, Series 2015-MS1, Class A2	3.261%		05/15/48	600	619,348
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A2	2.804%		01/10/45	2,280	2,324,795
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4	5.448%	(c)	12/15/44	1,657	1,658,981
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM	5.466%	(c)	01/15/45	1,000	1,020,476
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3	6.011%	(c)	06/15/45	800	822,526
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class A2	1.765%		12/15/45	1,280	1,288,447

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $17,414,914)					16,923,461

CORPORATE BONDS — 13.2%
Automotive — 0.5%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375%		01/16/18	560	565,206

Banking — 5.0%
Bank of America Corp., Sr. Unsec’d. Notes	5.700%		01/24/22	615	698,124
Bank of America Corp., Sr. Unsec’d. Notes	6.000%		09/01/17	150	163,225
Bank of Nova Scotia (Canada), Covered Bonds, 144A	1.650%		10/29/15	500	501,922
Capital One Financial Corp., Sr. Unsec’d. Notes	4.750%		07/15/21	200	218,456
Citigroup, Inc., Sr. Unsec’d. Notes	4.500%		01/14/22	375	403,934
Citigroup, Inc., Sr. Unsec’d. Notes	8.500%		05/22/19	125	152,462
Discover Bank, Sr. Unsec’d. Notes	2.000%		02/21/18	585	583,569
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(h)	5.250%		07/27/21	450	499,733
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%		01/24/22	125	142,184
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.250%		09/23/22	405	402,373
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%		08/15/21	200	214,078
JPMorgan Chase & Co., Sr. Unsec’d. Notes	6.300%		04/23/19	125	143,203
Morgan Stanley, Sr. Unsec’d. Notes	5.750%		01/25/21	675	769,038
Royal Bank of Canada (Canada), Covered Bonds	2.200%		09/23/19	860	866,329
Wells Fargo & Co., Sub. Notes, MTN	3.450%		02/13/23	150	149,188

					5,907,818

Cable — 0.3%
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	1.974%		04/15/19	305	302,823

Capital Goods — 0.4%
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	3.150%		10/15/21	65	66,765

SEE NOTES TO FINANCIAL STATEMENTS.

A78

AST BOND PORTFOLIO 2022 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Capital Goods (continued)
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	3.900%	07/12/21	200	$215,479
Waste Management, Inc., Gtd. Notes	2.600%	09/01/16	40	40,701
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	140	151,664

				474,609

Chemicals — 0.7%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	3.150%	10/01/22	150	145,435
CF Industries, Inc., Gtd. Notes	7.125%	05/01/20	600	712,736

				858,171

Electric — 0.1%
NextEra Energy Capital Holdings, Inc., Gtd. Notes	4.500%	06/01/21	125	135,014

Energy – Integrated — 0.1%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	1.846%	05/05/17	100	101,222
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.125%	10/01/15	70	70,471

				171,693

Energy – Other — 0.5%
Cameron International Corp., Sr. Unsec’d. Notes	3.600%	04/30/22	575	571,663

Foods — 0.2%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	2.500%	07/15/22	80	76,934
Kraft Foods Group, Inc., Gtd. Notes	5.375%	02/10/20	104	116,084

				193,018

Healthcare & Pharmaceutical — 0.4%
Amgen, Inc., Sr. Unsec’d. Notes	4.100%	06/15/21	100	106,520
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.400%	12/01/21	385	420,485

				527,005

Healthcare Insurance — 0.7%
Aetna, Inc., Sr. Unsec’d. Notes(h)	2.750%	11/15/22	575	542,514
Aetna, Inc., Sr. Unsec’d. Notes	4.125%	06/01/21	125	133,948
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.700%	02/15/21	125	137,853

				814,315

Insurance — 1.6%
American International Group, Inc., Sr. Unsec’d. Notes, MTN	5.850%	01/16/18	140	154,348
Lincoln National Corp., Sr. Unsec’d. Notes	4.200%	03/15/22	320	335,789
MetLife, Inc., Sr. Unsec’d. Notes	3.048%	12/15/22	170	168,166
MetLife, Inc., Sr. Unsec’d. Notes	4.750%	02/08/21	145	160,156
MetLife, Inc., Sr. Unsec’d. Notes	7.717%	02/15/19	125	149,096
Principal Financial Group, Inc., Gtd. Notes	3.125%	05/15/23	525	509,750
Swiss Re Treasury (US) Corp., Gtd. Notes, 144A	2.875%	12/06/22	175	169,450
W.R. Berkley Corp., Sr. Unsec’d. Notes	4.625%	03/15/22	245	260,492

				1,907,247

SEE NOTES TO FINANCIAL STATEMENTS.

A79

AST BOND PORTFOLIO 2022 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Non-Captive Finance — 0.5%
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	3.100%		01/09/23	155	$154,573
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	4.625%		01/07/21	45	49,545
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	4.650%		10/17/21	60	65,739
General Electric Capital Corp., Sub. Notes, MTN	5.300%		02/11/21	250	281,108

					550,965

Pipelines & Other — 0.7%
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%		02/01/21	600	638,375
Williams Partners LP, Sr. Unsec’d. Notes	3.600%		03/15/22	125	121,368
Williams Partners LP, Sr. Unsec’d. Notes	4.000%		11/15/21	60	60,562

					820,305

Railroads — 0.3%
Canadian Pacific Railway Co. (Canada), Sr. Unsec’d. Notes	4.500%		01/15/22	200	215,060
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.900%		06/15/19	150	170,238

					385,298

Real Estate Investment Trusts (REITs) — 0.1%
Simon Property Group LP, Sr. Unsec’d. Notes	6.125%		05/30/18	65	73,033

Retailers — 0.1%
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	4.250%		04/15/21	100	109,744

Telecommunications — 1.0%
America Movil SAB de CV (Mexico), Gtd. Notes	2.375%		09/08/16	210	212,650
AT&T, Inc., Sr. Unsec’d. Notes	3.875%		08/15/21	305	314,594
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.500%		11/01/21	200	202,753
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.150%		09/15/23	380	416,040

					1,146,037

TOTAL CORPORATE BONDS (cost $15,039,675)					15,513,964

NON-CORPORATE FOREIGN AGENCY — 0.3%
Caisse d’Amortissement de la Dette Sociale (France), Sr. Unsec’d. Notes, 144A (cost $365,843)	2.375%		03/31/16	370	375,121

U.S. GOVERNMENT AGENCY OBLIGATIONS — 19.8%
Federal National Mortgage Assoc	1.125%		07/20/18	555	554,579
Federal National Mortgage Assoc.(h)	2.625%		09/06/24	2,635	2,636,017
Financing Corp., Strips Principal, Series 1P, Unsec’d. Notes, PO	1.628%	(s)	05/11/18	2,860	2,759,365
Financing Corp., Strips Principal, Series 4P, Unsec’d. Notes, PO	1.390%	(s)	10/06/17	960	940,257
Financing Corp., Strips Principal, Series D-P, Sec’d. Notes, PO	2.842%	(s)	09/26/19	2,185	2,025,449
Hashemite Kingdom of Jordan, USAID Bond, U.S. Gov’t. Gtd. Notes	2.503%		10/30/20	2,345	2,421,220

SEE NOTES TO FINANCIAL STATEMENTS.

A80

AST BOND PORTFOLIO 2022 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Hashemite Kingdom of Jordan, USAID Bond, U.S. Gov’t. Gtd. Notes	2.578%		06/30/22	520	$522,600
Hashemite Kingdom of Jordan, USAID Bond, U.S. Gov’t. Gtd. Notes	3.000%		06/30/25	275	275,688
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	2.232%	(s)	03/15/22	170	143,966
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	5.500%		09/18/23	1,615	1,953,297
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	5.500%		12/04/23	150	182,020
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	5.500%		04/26/24	1,525	1,860,067
Residual Funding Corp., Strips Principal, Unsec’d. Notes, PO	2.559%	(s)	01/15/21	4,880	4,340,272
Resolution Funding Corp., Interest Strips, Unsec’d. Notes	3.793%	(s)	01/15/22	1,700	1,453,430
Tennessee Valley Authority, Unsec’d. Notes	2.875%		09/15/24	1,310	1,316,141

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $23,157,235)					23,384,368

U.S. TREASURY OBLIGATIONS — 32.8%
U.S. Treasury Bonds	2.500%		02/15/45	175	154,014
U.S. Treasury Bonds	2.750%		08/15/42	550	511,715
U.S. Treasury Bonds	2.750%		11/15/42	1,360	1,265,224
U.S. Treasury Bonds	2.875%		05/15/43	2,735	2,606,370
U.S. Treasury Bonds	4.625%		02/15/40	245	312,432
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%		04/15/20	768	773,976
U.S. Treasury Notes	1.125%		06/15/18	545	547,044
U.S. Treasury Notes	1.375%		03/31/20	5,265	5,213,171
U.S. Treasury Notes	1.500%		05/31/19	3,380	3,398,749
U.S. Treasury Notes	1.625%		04/30/19	740	748,267
U.S. Treasury Notes	2.125%		09/30/21	9,355	9,448,550
U.S. Treasury Notes	2.250%		03/31/21	10,855	11,089,056
U.S. Treasury Notes	3.125%		05/15/19	1,775	1,894,118
U.S. Treasury Strips Coupon(k)	2.037%	(s)	02/15/22	830	721,644

TOTAL U.S. TREASURY OBLIGATIONS (cost $38,886,764)					38,684,330

TOTAL LONG-TERM INVESTMENTS (cost $112,552,699)					112,572,298

				Shares
SHORT-TERM INVESTMENTS — 3.6%
AFFILIATED MONEY MARKET MUTUAL FUND — 3.5%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $4,153,514)(w)(Note 4)				4,153,514	4,153,514

SEE NOTES TO FINANCIAL STATEMENTS.

A81

AST BOND PORTFOLIO 2022 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

	Notional Amount (000)#	Value (Note 2)
OPTIONS PURCHASED* — 0.1%
Call Options
U.S. Treasury Long Bonds Futures,
expiring 07/24/15, Strike Price $152.00	3,600	$61,875
expiring 07/24/15, Strike Price $160.00	1,800	3,938
expiring 07/24/15, Strike Price $164.00	1,800	1,406

TOTAL OPTIONS PURCHASED (cost $62,281)		67,219

TOTAL SHORT-TERM INVESTMENTS (cost $4,215,795)		4,220,733

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 99.0% (cost $116,768,494)		116,793,031

OPTIONS WRITTEN*
Call Options
U.S. Treasury Long Bonds Futures,
expiring 07/24/15, Strike Price $156.00	3,600	(23,062)
expiring 07/24/15, Strike Price $158.00	3,600	(13,500)

TOTAL OPTIONS WRITTEN (premiums received $31,938)		(36,562)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 99.0% (cost $116,736,556)		116,756,469
OTHER ASSETS IN EXCESS OF LIABILITIES(x) — 1.0%		1,237,531

NET ASSETS — 100.0%		$117,994,000

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2015.

(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A82

AST BOND PORTFOLIO 2022 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Futures contracts outstanding at June 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2015	Unrealized Appreciation (Depreciation)(1)
Long Positions:
40	2 Year U.S. Treasury Notes	Sep. 2015	$8,752,213	$8,757,500	$5,287
147	10 Year U.S. Treasury Notes	Sep. 2015	18,449,357	18,547,266	97,909
10	U.S. Long Bonds	Sep. 2015	1,501,109	1,508,438	7,329

					110,525

Short Positions:
281	5 Year U.S. Treasury Notes	Sep. 2015	33,423,672	33,511,445	(87,773)
46	U.S. Ultra Bonds	Sep. 2015	7,197,370	7,086,875	110,495

					22,722

					$133,247

(1)	A U.S. Treasury Obligation with a market value of $434,725 has been segregated with Citigroup Global Markets to cover requirements for open contracts at June 30, 2015.

Interest rate swap agreements outstanding at June 30, 2015:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
20,000	08/29/15	0.531%	3 Month LIBOR(2)	$(39,133)	$—	$(39,133)	Bank of Nova Scotia
4,950	09/28/15	0.491%	3 Month LIBOR(1)	8,690	—	8,690	Credit Suisse First Boston Corp.
18,640	11/30/16	0.936%	3 Month LIBOR(2)	(81,277)	—	(81,277)	JPMorgan Chase
18,640	11/30/16	0.935%	3 Month LIBOR(2)	(81,691)	—	(81,691)	JPMorgan Chase
10,000	12/02/16	1.310%	3 Month LIBOR(2)	(99,226)	—	(99,226)	Barclays Capital Group
4,900	10/26/17	0.861%	3 Month LIBOR(1)	(12,071)	—	(12,071)	Credit Suisse First Boston Corp.
1,118	05/17/18	0.989%	3 Month LIBOR(2)	5,918	—	5,918	Credit Suisse First Boston Corp.
5,300	02/21/19	1.643%	3 Month LIBOR(2)	(68,619)	—	(68,619)	JPMorgan Chase
4,000	08/08/19	1.271%	3 Month LIBOR(2)	27,250	—	27,250	Credit Suisse First Boston Corp.
2,950	10/02/19	1.188%	3 Month LIBOR(2)	42,918	—	42,918	Bank of Nova Scotia
3,200	10/11/19	1.220%	3 Month LIBOR(2)	43,918	—	43,918	Bank of Nova Scotia
1,100	04/16/20	1.359%	3 Month LIBOR(2)	16,058	—	16,058	JPMorgan Chase
100	07/28/21	3.085%	3 Month LIBOR(1)	7,707	—	7,707	Bank of America
3,000	08/24/21	2.253%	3 Month LIBOR(1)	68,819	—	68,819	Bank of America
10,695	09/27/21	1.933%	3 Month LIBOR(1)	6,166	—	6,166	Citigroup Global Markets
4,850	01/31/22	2.038%	3 Month LIBOR(1)	31,048	—	31,048	Citigroup Global Markets
3,100	03/23/22	2.368%	3 Month LIBOR(1)	76,334	—	76,334	Citigroup Global Markets
15,000	05/21/22	1.893%	3 Month LIBOR(1)	(184,686)	—	(184,686)	Bank of Nova Scotia
12,300	06/07/22	1.771%	3 Month LIBOR(1)	(265,353)	—	(265,353)	Bank of Nova Scotia
9,900	10/25/22	1.801%	3 Month LIBOR(1)	(222,324)	—	(222,324)	Credit Suisse First Boston Corp.
4,015	12/31/22	3.510%	3 Month LIBOR(1)	1,038,651	—	1,038,651	Citigroup Global Markets
3,500	12/31/22	4.063%	3 Month LIBOR(1)	1,222,627	—	1,222,627	Citigroup Global Markets
2,500	12/31/22	3.843%	3 Month LIBOR(1)	819,260	—	819,260	JPMorgan Chase
3,565	02/14/23	2.069%	3 Month LIBOR(1)	(8,672)	—	(8,672)	Bank of Nova Scotia
3,000	06/05/23	2.299%	3 Month LIBOR(1)	16,898	—	16,898	Citigroup Global Markets
4,445	10/05/26	2.410%	3 Month LIBOR(1)	(33,476)	—	(33,476)	Barclays Capital Group
3,830	10/06/26	2.312%	3 Month LIBOR(1)	(67,934)	—	(67,934)	JPMorgan Chase
27,700	11/30/26	2.550%	3 Month LIBOR(1)	68,058	—	68,058	JPMorgan Chase
1,000	02/23/27	2.540%	3 Month LIBOR(2)	(6,612)	—	(6,612)	Barclays Capital Group
2,700	04/19/27	2.553%	3 Month LIBOR(2)	(7,996)	—	(7,996)	Barclays Capital Group
4,500	07/12/27	2.065%	3 Month LIBOR(2)	206,631	—	206,631	Barclays Capital Group

				$2,527,881	$—	$2,527,881

SEE NOTES TO FINANCIAL STATEMENTS.

A83

AST BOND PORTFOLIO 2022 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2015 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2015	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
1,000	08/06/18	1.693%	3 Month LIBOR(1)	$—	$12,769	$12,769
1,700	10/22/20	2.113%	3 Month LIBOR(2)	160	(23,736)	(23,896)
3,000	12/05/20	2.210%	3 Month LIBOR(1)	168	54,099	53,931
19,550	05/06/21	2.261%	3 Month LIBOR(2)	218	(347,869)	(348,087)
2,900	09/06/21	2.265%	3 Month LIBOR(2)	—	(44,578)	(44,578)
920	10/06/21	2.060%	3 Month LIBOR(2)	—	(2,307)	(2,307)
4,985	10/14/21	2.405%	3 Month LIBOR(1)	—	114,690	114,690
5,790	12/31/21	1.950%	3 Month LIBOR(2)	26,978	35,120	8,142
4,500	12/31/21	1.831%	3 Month LIBOR(2)	14,746	60,432	45,686
3,360	04/08/22	1.780%	3 Month LIBOR(1)	170	(68,736)	(68,906)
26,000	05/26/22	1.997%	3 Month LIBOR(1)	306	(205,739)	(206,045)
6,580	05/31/22	2.200%	3 Month LIBOR(2)	(8,775)	(7,289)	1,486
550	08/16/23	2.891%	3 Month LIBOR(1)	43	25,671	25,628
660	10/25/23	2.653%	3 Month LIBOR(2)	67	(18,196)	(18,263)
600	10/28/23	2.638%	3 Month LIBOR(2)	155	(15,799)	(15,954)
1,450	02/06/24	2.761%	3 Month LIBOR(2)	161	(49,989)	(50,150)
4,270	02/12/24	2.078%	3 Month LIBOR(2)	176	86,290	86,114
1,000	05/19/24	2.641%	3 Month LIBOR(2)	158	(23,386)	(23,544)
5,900	04/08/25	2.020%	3 Month LIBOR(2)	197	219,669	219,472
8,000	05/06/29	3.139%	3 Month LIBOR(2)	189	(438,956)	(439,145)

				$35,117	$(637,840)	$(672,957)

A U.S. Government Agency Obligation with a market value of $1,140,440 has been segregated with Citigroup Global Markets to cover requirements for open exchange-traded interest rate swap contracts at June 30, 2015.

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$17,691,054	$—
Commercial Mortgage-Backed Securities	—	16,923,461	—
Corporate Bonds	—	15,513,964	—
Non-Corporate Foreign Agency	—	375,121	—
U.S. Government Agency Obligations	—	23,384,368	—
U.S. Treasury Obligations	—	38,684,330	—
Affiliated Money Market Mutual Fund	4,153,514	—	—
Options Purchased	67,219	—	—
Options Written	(36,562)	—	—
Other Financial Instruments*
Futures Contracts	133,247	—	—
Over-the-counter interest rate swaps	—	2,527,881	—
Exchange-traded interest rate swaps	—	(672,957)	—

Total	$4,317,418	$114,427,222	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange- traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

SEE NOTES TO FINANCIAL STATEMENTS.

A84

AST BOND PORTFOLIO 2022 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2015 were as follows:

U.S. Treasury Obligations	32.8%
U.S. Government Agency Obligations	19.8
Non-Residential Mortgage-Backed Securities	15.0
Commercial Mortgage-Backed Securities	14.3
Banking	5.0
Affiliated Money Market Mutual Fund	3.5
Insurance	1.6
Telecommunications	1.0
Chemicals	0.7
Pipelines & Other	0.7
Healthcare Insurance	0.7
Energy – Other	0.5
Automotive	0.5

Non-Captive Finance	0.5%
Healthcare & Pharmaceutical	0.4
Capital Goods	0.4
Railroads	0.3
Non-Corporate Foreign Agency	0.3
Cable	0.3
Foods	0.2
Energy – Integrated	0.1
Electric	0.1
Retailers	0.1
Real Estate Investment Trusts (REITs)	0.1
Options Purchased	0.1

99.0
Other assets in excess of liabilities	1.0

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below:

Fair values of derivative instruments as of June 30, 2015 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from/to broker — variation margin futures	$221,020	*	Due from/to broker — variation margin futures	$87,773	*
Interest rate contracts	Due from/to broker — variation margin swaps	567,918	*	Due from/to broker — variation margin swaps	1,240,875	*
Interest rate contracts	Unrealized appreciation on over-the-counter swap agreements	3,706,951		Unrealized depreciation on over-the-counter swap agreements	1,179,070
Interest rate contracts	Unaffiliated investments	67,219		Options written outstanding, at value	36,562

Total		$4,563,108			$2,544,280

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Options Written	Futures	Swaps	Total
Credit contracts	$—	$—	$—	$(24,349)	$(24,349)
Interest rate contracts	(103,508)	29,105	(755,179)	1,942,402	1,112,820

Total	$(103,508)	$29,105	$(755,179)	$1,918,053	$1,088,471

*	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Options Written	Futures	Swaps	Total
Credit contracts	$—	$—	$—	$16,197	$16,197
Interest rate contracts	7,761	(7,661)	45,683	(1,514,601)	(1,468,818)

Total	$7,761	$(7,661)	$45,683	$(1,498,404)	$(1,452,621)

*	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A85

AST BOND PORTFOLIO 2022 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

For the six months ended June 30, 2015, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts - Long Positions(3)	Futures Contracts - Short Positions(3)	Interest Rate Swap Agreements(2)	Credit Default Swap Agreements- Buy Protection(2)
$29,691	$9,533	$40,612,357	$35,366,513	$332,238	$1,500

(1)	Cost.

(2)	Notional Amount in USD (000)

(3)	Value at Trade Date.

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received(3)	Net Amount
Bank of America	$76,526	$—	$—	$76,526
Bank of Nova Scotia	86,836	(86,836)	—	—
Barclays Capital Group	206,631	(147,310)	—	59,321
Citigroup Global Markets	2,391,724	—	(2,329,000)	62,724
Credit Suisse First Boston Corp.	41,858	(41,858)	—	—
JPMorgan Chase	903,376	(299,521)	(242,270)	361,585

	$3,706,951

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged(3)	Net Amount
Bank of America	$—	$—	$—	$—
Bank of Nova Scotia	(497,844)	86,836	498,510	—
Barclays Capital Group	(147,310)	147,310	—	—
Citigroup Global Markets	—	—	—	—
Credit Suisse First Boston Corp.	(234,395)	41,858	284,105	—
JPMorgan Chase	(299,521)	299,521	—	—

	$(1,179,070)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Amounts shown reflect actual collateral received or pledged by the Portfolio. Such amounts are applied up to 100% of the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A86

AST BOND PORTFOLIO 2022 (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2015

ASSETS:
Investments at value:
Unaffiliated investments (cost $112,614,980)	$112,639,517
Affiliated investments (cost $4,153,514)	4,153,514
Cash	4,463
Unrealized appreciation on over-the-counter swap agreements	3,706,951
Dividends and interest receivable	500,284
Receivable for investments sold	156,644
Due from broker—variation margin swaps	19,087
Due from broker—variation margin futures	5,378
Prepaid expenses	126

Total Assets	121,185,964

LIABILITIES:
Unrealized depreciation on over-the-counter swap agreements	1,179,070
Payable for investments purchased	991,012
Payable for fund share repurchased	849,350
Accrued expenses and other liabilities	74,781
Advisory fees payable	59,298
Options written outstanding, at value (premiums received $31,938)	36,562
Distribution fee payable	1,541
Affiliated transfer agent fee payable	350

Total Liabilities	3,191,964

NET ASSETS	$117,994,000

Net assets were comprised of:
Paid-in capital	$83,786,412
Retained earnings	34,207,588

Net assets, June 30, 2015	$117,994,000

Net asset value and redemption price per share, $117,994,000 / 9,160,782 outstanding shares of beneficial interest	$12.88

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2015

INCOME
Interest income	$758,983
Affiliated dividend income	4,947

763,930

EXPENSES
Advisory fees	285,733
Distribution fee	45,078
Custodian and accounting fees	34,000
Audit fee	25,000
Legal fees and expenses	5,000
Trustees’ fees	5,000
Shareholders’ reports	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Loan interest expense	475
Miscellaneous	7,271

Total expenses	415,557

NET INVESTMENT INCOME	348,373

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	52,045
Futures transactions	(755,179)
Swap agreement transactions	1,918,053
Options written transactions	29,105

1,244,024

Net change in unrealized appreciation (depreciation) on:
Investments	(470,142)
Futures	45,683
Swap agreements	(1,498,404)
Options written	(7,661)

(1,930,524)

NET LOSS ON INVESTMENTS	(686,500)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(338,127)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2015	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$348,373	$1,124,439
Net realized gain on investment transactions	1,244,024	1,514,920
Net change in unrealized appreciation (depreciation) on investments	(1,930,524)	6,980,313

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(338,127)	9,619,672

FUND SHARE TRANSACTIONS:
Fund share sold [5,305,542 and 1,007,673 shares, respectively]	69,152,124	12,530,106
Fund share repurchased [2,225,274 and 4,327,704 shares, respectively]	(29,127,956)	(53,549,070)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	40,024,168	(41,018,964)

TOTAL INCREASE (DECREASE) IN NET ASSETS	39,686,041	(31,399,292)
NET ASSETS:
Beginning of period	78,307,959	109,707,251

End of period	$117,994,000	$78,307,959

SEE NOTES TO FINANCIAL STATEMENTS.

A87

AST BOND PORTFOLIO 2023

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

LONG-TERM INVESTMENTS — 86.8% ASSET-BACKED SECURITIES — 17.1%	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Non-Residential Mortgage-Backed Securities
Ally Master Owner Trust, Series 2014-4, Class A1	0.586%	(c)	06/17/19	700	$698,393
American Express Credit Account Master Trust, Series 2014-1, Class B	0.686%	(c)	12/15/21	300	299,424
ARI Fleet Lease Trust, Series 2015-A, Class A2, 144A	1.110%		11/15/18	300	300,142
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A, 144A	2.500%		02/20/21	500	499,410
Bank of America Auto Trust, Series 2012-1, Class B	1.590%		02/15/17	600	602,878
Chase Issuance Trust, Series 2007-C1, Class C1	0.646%	(c)	04/15/19	400	397,606
Ford Credit Auto Owner Trust, Series 2012-B, Class A3	0.720%		12/15/16	2	1,583
Ford Credit Auto Owner Trust, Series 2012-D, Class A3	0.510%		04/15/17	180	180,015
Ford Credit Auto Owner Trust, Series 2014-1, Class A, 144A	2.260%		11/15/25	500	506,184
Ford Credit Floorplan Master Owner Trust, Series 2013-1, Class A2	0.566%	(c)	01/15/18	500	500,233
MMAF Equipment Finance LLC, Series 2013-AA, Class A2, 144A	0.690%		05/09/16	132	132,493
MMAF Equipment Finance LLC, Series 2015-AA, Class A2, 144A	0.960%		09/18/17	700	700,355
Navient Student Loan Trust, Series 2015-2, Class A2	0.607%	(c)	08/27/29	300	300,023
Nissan Master Owner Trust Receivables, Series 2013-A, Class A	0.486%	(c)	02/15/18	775	775,000
Santander Drive Auto Receivables Trust, Series 2014-1, Class A2B	0.556%	(c)	06/15/17	220	220,229
Volkswagen Credit Auto Master Trust, Series 2014-1A, Class A1, 144A	0.537%	(c)	07/22/19	500	499,200

TOTAL ASSET-BACKED SECURITIES (cost $6,607,633)					6,613,168

COMMERCIAL MORTGAGE-BACKED SECURITIES — 17.6%
Banc of America Commercial Mortgage Trust, Series 2006-2, Class A4	5.916%	(c)	05/10/45	700	711,637
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A3	5.369%		10/10/45	50	50,352
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PW10, Class A4	5.405%	(c)	12/11/40	36	35,879
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A3	5.736%		06/11/50	6	5,695
CD Commercial Mortgage Trust, Series 2006-CD3, Class A5	5.617%		10/15/48	72	74,992
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C5, Class A4	5.100%	(c)	08/15/38	16	15,670
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class A2	3.531%		06/25/20	50	53,252
GS Mortgage Securities Trust, Series 2006-GG6, Class A4	5.553%	(c)	04/10/38	130	130,737
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class A3	6.136%	(c)	02/15/51	3	2,660
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A3	2.475%		12/15/47	600	600,520

SEE NOTES TO FINANCIAL STATEMENTS.

A88

AST BOND PORTFOLIO 2023 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class AM	5.107%		07/12/38	365	$364,797
ML-CFC Commercial Mortgage Trust, Series 2006-2, Class A4	6.059%	(c)	06/12/46	277	283,864
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A3	5.172%		12/12/49	656	681,938
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A3	3.058%		05/10/63	155	160,232
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A2	2.804%		01/10/45	1,000	1,019,647
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4	5.448%	(c)	12/15/44	618	619,023
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A5	5.416%	(c)	01/15/45	639	647,386
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A5	5.896%	(c)	05/15/43	300	307,715
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4	5.572%		10/15/48	435	451,090
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4	6.150%	(c)	02/15/51	98	103,502
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class A2	1.765%		12/15/45	500	503,300

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $7,300,088)					6,823,888

CORPORATE BONDS — 22.5%
Automotive — 1.0%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	8.125%		01/15/20	305	372,460

Banking — 6.0%
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.300%		01/11/23	300	295,451
Citigroup, Inc., Sub. Notes	3.875%		03/26/25	95	91,001
Discover Bank, Sr. Unsec’d. Notes	2.000%		02/21/18	250	249,388
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	5.375%		03/15/20	415	462,111
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.500%		01/24/22	50	53,584
JPMorgan Chase & Co., Sub. Notes	3.375%		05/01/23	260	252,465
Morgan Stanley, Sr. Unsec’d. Notes	5.750%		01/25/21	325	370,278
PNC Bank NA, Sub. Notes	2.950%		01/30/23	250	241,872
Wells Fargo & Co., Sub. Notes, MTN(a)	3.450%		02/13/23	295	293,402

					2,309,552

Cable — 0.4%
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	1.974%		04/15/19	175	173,751

Capital Goods — 0.1%
John Deere Capital Corp., Sr. Unsec’d. Notes	2.800%		01/27/23	50	49,206

Chemicals — 2.4%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	3.150%		10/01/22	15	14,543
CF Industries, Inc., Gtd. Notes	7.125%		05/01/20	175	207,881
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.250%		11/15/20	385	410,677
LYB International Finance BV, Gtd. Notes(a)	4.000%		07/15/23	275	281,421

					914,522

SEE NOTES TO FINANCIAL STATEMENTS.

A89

AST BOND PORTFOLIO 2023 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Electric — 0.7%
NextEra Energy Capital Holdings, Inc., Gtd. Notes	3.625%	06/15/23	285	$284,382

Energy – Integrated — 0.8%
Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes(a)	6.100%	06/01/18	275	306,671

Energy – Other — 0.9%
Cameron International Corp., Sr. Unsec’d. Notes	3.600%	04/30/22	350	347,969

Foods — 0.2%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	2.500%	07/15/22	80	76,934

Healthcare & Pharmaceutical — 2.2%
Amgen, Inc., Sr. Unsec’d. Notes(a)	3.625%	05/15/22	50	50,942
Baxter International, Inc., Sr. Unsec’d. Notes	3.200%	06/15/23	295	301,855
Merck & Co., Inc., Sr. Unsec’d. Notes	2.800%	05/18/23	285	280,408
Mylan, Inc., Gtd. Notes	1.800%	06/24/16	225	225,113

				858,318

Healthcare Insurance — 0.7%
Aetna, Inc., Sr. Unsec’d. Notes	2.750%	11/15/22	310	292,486

Insurance — 3.4%
American International Group, Inc., Sr. Unsec’d. Notes	6.400%	12/15/20	350	416,096
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.250%	06/15/23	285	293,095
Lincoln National Corp., Sr. Unsec’d. Notes	4.850%	06/24/21	340	372,745
Principal Financial Group, Inc., Gtd. Notes(a)	3.125%	05/15/23	150	145,643
Principal Financial Group, Inc., Gtd. Notes	3.300%	09/15/22	20	19,833
Swiss Re Treasury (US) Corp., Gtd. Notes, 144A	2.875%	12/06/22	55	53,256

				1,300,668

Non-Captive Finance — 0.8%
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	3.100%	01/09/23	290	289,201
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	4.650%	10/17/21	5	5,478

				294,679

Pipelines & Other — 1.3%
Enterprise Products Operating LLC, Gtd. Notes	3.350%	03/15/23	300	292,987
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%	02/01/21	215	228,751

				521,738

Technology — 0.7%
Oracle Corp., Sr. Unsec’d. Notes(a)	3.625%	07/15/23	275	282,791

Telecommunications — 0.9%
AT&T, Inc., Sr. Unsec’d. Notes	3.000%	06/30/22	50	48,278

SEE NOTES TO FINANCIAL STATEMENTS.

A90

AST BOND PORTFOLIO 2023 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Telecommunications (continued)
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.150%		09/15/23	265	$290,133

					338,411

TOTAL CORPORATE BONDS (cost $8,603,628)					8,724,538

SOVEREIGN — 1.1%
Province of British Columbia (Canada), Sr. Unsec’d. Notes (cost 437,664)	2.000%		10/23/22	440	430,979

U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.1%
Financing Corp., Strips Principal, Series 1P, Unsec’d. Notes, PO	1.602	%(s)	05/11/18	1,580	1,524,404
Hashemite Kingdom of Jordan, USAID Bond, U.S. Gov’t. Gtd. Notes	2.578%		06/30/22	200	201,000
Tennessee Valley Authority, Sr. Unsec’d. Notes	3.875%		02/15/21	500	550,308
Ukraine Government, USAID Bond, U.S. Gov’t. Gtd. Notes	1.847%		05/29/20	865	865,682

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $3,112,063)					3,141,394

U.S. TREASURY OBLIGATIONS — 20.4%
U.S. Treasury Bonds(a)	2.500%		02/15/45	60	52,805
U.S. Treasury Bonds	2.750%		08/15/42	135	125,603
U.S. Treasury Bonds	2.750%		11/15/42	355	330,261
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%		04/15/20	263	264,781
U.S. Treasury Notes	1.125%		06/15/18	475	476,781
U.S. Treasury Notes	1.625%		06/30/20	355	354,972
U.S. Treasury Notes	2.000%		08/31/21	550	551,805
U.S. Treasury Notes	2.125%		08/31/20	860	878,342
U.S. Treasury Notes	2.125%		09/30/21	2,185	2,206,850
U.S. Treasury Notes	2.125%		05/15/25	615	603,853
U.S. Treasury Notes	2.250%		03/31/21	2,000	2,043,124

TOTAL U.S. TREASURY OBLIGATIONS (cost $7,849,912)					7,889,177

TOTAL LONG-TERM INVESTMENTS (cost $33,910,988)					33,623,144

				Shares
SHORT-TERM INVESTMENTS — 10.7%
AFFILIATED MONEY MARKET MUTUAL FUND — 10.6%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $4,122,743; includes $1,123,869 of cash collateral for securities on loan)(b)(w)(Note 4)				4,122,743	4,122,743

SEE NOTES TO FINANCIAL STATEMENTS.

A91

AST BOND PORTFOLIO 2023 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

	Notional Amount (000)#	Value (Note 2)
OPTIONS PURCHASED* — 0.1%
Call Options
U.S. Treasury Long Bond Futures,
expiring 07/24/15, Strike Price $152.00	1,200	$20,625
expiring 07/24/15, Strike Price $160.00	600	1,312
expiring 07/24/15, Strike Price $164.00	600	469

TOTAL OPTIONS PURCHASED (cost $20,760)		22,406

TOTAL SHORT-TERM INVESTMENTS (cost $4,143,503)		4,145,149

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 97.5% (cost $38,054,491)		37,768,293

OPTIONS WRITTEN*
Call Options
U.S. Treasury Long Bond Futures,
expiring 07/24/15, Strike Price $156.00	1,200	(7,687)
expiring 07/24/15, Strike Price $158.00	1,200	(4,500)

TOTAL OPTIONS WRITTEN (premiums received $10,646)		(12,187)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 97.5% (cost $38,043,845)		37,756,106
OTHER ASSETS IN EXCESS OF LIABILITIES(x) — 2.5%		974,422

NET ASSETS — 100.0%		$38,730,528

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,099,350; cash collateral of $1,123,869 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2015.

(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A92

AST BOND PORTFOLIO 2023 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Futures contracts outstanding at June 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2015	Unrealized Appreciation (Depreciation)(1)
Long Positions:
3	2 Year U.S. Treasury Notes	Sep. 2015	$657,051	$656,812	$(239)
19	10 Year U.S. Treasury Notes	Sep. 2015	2,388,544	2,397,266	8,722

					8,483

Short Positions:
43	5 Year U.S. Treasury Notes	Sep. 2015	5,108,101	5,128,086	(19,985)
3	U.S. Long Bonds	Sep. 2015	450,505	452,531	(2,026)
3	U.S. Ultra Bonds	Sep. 2015	462,246	462,188	58

					(21,953)

					$(13,470)

(1)	Cash of $350,000 has been segregated with Citigroup Global Markets to cover requirements for open contracts at June 30, 2015.

Interest rate swap agreements outstanding at June 30, 2015:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
190	03/22/16	0.535%	3 Month LIBOR(2)	$(443)	$—	$(443)	Citigroup Global Markets
990	11/30/16	0.935%	3 Month LIBOR(2)	(4,339)	—	(4,339)	JPMorgan Chase
990	11/30/16	0.936%	3 Month LIBOR(2)	(4,317)	—	(4,317)	JPMorgan Chase
960	03/29/17	1.267%	3 Month LIBOR(2)	(11,106)	—	(11,106)	Bank of Nova Scotia
500	04/13/17	1.168%	3 Month LIBOR(1)	4,170	—	4,170	Bank of Nova Scotia
750	09/25/17	0.820%	3 Month LIBOR(2)	1,119	—	1,119	Bank of Nova Scotia
900	11/06/17	0.844%	3 Month LIBOR(2)	3,077	—	3,077	Citigroup Global Markets
438	05/17/18	0.989%	3 Month LIBOR(2)	2,318	—	2,318	Credit Suisse First Boston Corp.
35	02/21/19	1.573%	3 Month LIBOR(2)	(357)	—	(357)	Citigroup Global Markets
35	02/02/22	1.914%	3 Month LIBOR(2)	73	—	73	Citigroup Global Markets
300	08/29/22	1.777%	3 Month LIBOR(2)	5,746	—	5,746	Citigroup Global Markets
11,800	12/31/23	0.000%	3 Month LIBOR(1)	245,064	—	245,064	Credit Suisse First Boston Corp.
5,000	12/31/23	2.355%	3 Month LIBOR(1)	378,480	—	378,480	Barclays Capital Group
3,750	12/31/23	0.000%	3 Month LIBOR(1)	137,505	—	137,505	JPMorgan Chase
2,000	12/31/23	0.000%	3 Month LIBOR(1)	7,096	—	7,096	JPMorgan Chase
1,500	12/31/23	0.000%	3 Month LIBOR(1)	9,888	—	9,888	Barclays Capital Group
1,400	12/31/23	0.000%	3 Month LIBOR(1)	108,624	—	108,624	Barclays Capital Group
1,100	12/31/23	0.000%	3 Month LIBOR(1)	43,674	—	43,674	Barclays Capital Group
800	12/31/23	0.000%	3 Month LIBOR(1)	56,883	—	56,883	Barclays Capital Group
430	12/31/23	0.000%	3 Month LIBOR(1)	26,512	—	26,512	Barclays Capital Group

				$1,009,667	$—	$1,009,667

SEE NOTES TO FINANCIAL STATEMENTS.

A93

AST BOND PORTFOLIO 2023 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2015 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2015	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
8,650	06/28/16	0.847%	3 Month LIBOR(2)	$(28,311)	$(29,900)	$(1,589)
346	08/02/18	1.614%	3 Month LIBOR(2)	(6,997)	(3,598)	3,399
15,300	09/16/18	1.861%	3 Month LIBOR(2)	219	(267,129)	(267,348)
14,000	10/03/18	1.566%	3 Month LIBOR(1)	213	109,752	109,539
5,000	03/02/20	1.661%	3 Month LIBOR(1)	49	(8,695)	(8,744)
10,500	06/03/21	2.105%	3 Month LIBOR(2)	213	(87,269)	(87,482)
7,025	12/31/21	1.831%	3 Month LIBOR(2)	22,816	94,341	71,525
345	12/31/21	1.950%	3 Month LIBOR(2)	152	2,093	1,941
2,950	10/25/23	2.653%	3 Month LIBOR(2)	59	(81,329)	(81,388)
10,600	12/31/23	0.000%	3 Month LIBOR(1)	—	(34,193)	(34,193)

				$(11,587)	$(305,927)	$(294,340)

Cash of $710,000 has been segregated with Citigroup Global Markets to cover requirements for open exchange-traded interest rate contracts at June 30, 2015.

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$6,613,168	$—
Commercial Mortgage-Backed Securities	—	6,823,888	—
Corporate Bonds	—	8,724,538	—
Sovereign	—	430,979	—
U.S. Government Agency Obligations	—	3,141,394	—
U.S. Treasury Obligations	—	7,889,177	—
Affiliated Money Market Mutual Fund	4,122,743	—	—
Options Purchased	22,406	—	—
Options Written	(12,187)	—	—
Other Financial Instruments*
Futures Contracts	(13,470)	—	—
Over-the-counter interest rate swaps	—	1,009,667	—
Exchange-traded interest rate swaps	—	(294,340)	—

Total	$4,119,492	$34,338,471	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

SEE NOTES TO FINANCIAL STATEMENTS.

A94

AST BOND PORTFOLIO 2023 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2015 were as follows:

U.S. Treasury Obligations	20.4%
Commercial Mortgage-Backed Securities	17.6
Non-Residential Mortgage-Backed Securities	17.1
Affiliated Money Market Mutual Fund (2.9% represents investments purchased with collateral from securities on loan)	10.6
U.S Government Agency Obligations	8.1
Banking	6.0
Insurance	3.4
Chemicals	2.4
Healthcare & Pharmaceutical	2.2
Pipelines & Other	1.3
Sovereign	1.1
Automotive	1.0

Energy — Other	0.9%
Telecommunications	0.9
Energy – Integrated	0.8
Non-Captive Finance	0.8
Healthcare Insurance	0.7
Electric	0.7
Technology	0.7
Cable	0.4
Foods	0.2
Capital Goods	0.1
Options Purchased	0.1

97.5
Other assets in excess of liabilities	2.5

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2015 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from/to broker — variation margin futures	$8,780	*	Due from/to broker — variation margin futures	$22,250	*
Interest rate contracts	Due from/to broker — variation margin swaps	186,404	*	Due from/to broker — variation margin swaps	480,744	*
Interest rate contracts	Unrealized appreciation on over-the-counter swap agreements	1,030,229		Unrealized depreciation on over-the-counter swap agreements	20,562
Interest rate contracts	Unaffiliated investments	22,406		Option written outstanding, at value	12,187

Total		$1,247,819			$535,743

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Options Written	Futures	Swaps	Total
Credit contracts	$—	$—	$—	$(71,088)	$(71,088)
Interest rate contracts	(181,745)	56,295	(1,323,352)	13,496,179	12,047,377

Total	$(181,745)	$56,295	$(1,323,352)	$13,425,091	$11,976,289

*	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Options Written	Futures	Swaps	Total
Credit contracts	$—	$—	$—	$42,761	$42,761
Interest rate contracts	10,002	(10,529)	696,038	(10,889,133)	(10,193,622)

Total	$10,002	$(10,529)	$696,038	$(10,846,372)	$(10,150,861)

*	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A95

AST BOND PORTFOLIO 2023 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

For the six months ended June 30, 2015, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts - Long Positions(3)	Futures Contracts - Short Positions(3)	Interest Rate Swap Agreements(2)	Credit Default Swap Agreements- Buy Protection(2)
$28,935	$17,933	$91,178,585	$62,362,773	$513,887	$5,167

(1)	Cost.
(2)	Notional Amount in USD (000).
(3)	Value at Trade Date.

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received(3)	Net Amount
Bank of Nova Scotia	$5,289	$(5,289)	$—	$—
Barclays Capital Group	624,061	—	(636,280)	—
Citigroup Global Markets	8,896	(800)	—	8,096
Credit Suisse First Boston Corp.	247,382	—	(172,000)	75,382
JPMorgan Chase	144,601	(8,656)	(268,420)	—

	$1,030,229

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged(3)	Net Amount
Bank of Nova Scotia	$(11,106)	$5,289	$—	$(5,817)
Barclays Capital Group	—	—	—	—
Citigroup Global Markets	(800)	800	—	—
Credit Suisse First Boston Corp.	—	—	—	—
JPMorgan Chase	(8,656)	8,656	—	—

	$(20,562)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Amounts shown reflect actual collateral received or pledged by the Portfolio. Such amounts are applied up to 100% of the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A96

AST BOND PORTFOLIO 2023 (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2015

ASSETS:
Investments at value, including securities on loan of $1,099,350:
Unaffiliated investments (cost $33,931,748)	$33,645,550
Affiliated investments (cost $4,122,743)	4,122,743
Deposit with broker	1,060,000
Unrealized appreciation on over-the-counter swap agreements	1,030,229
Dividends and interest receivable	161,483
Due from broker—variation margin swaps	4,724
Due from broker—variation margin futures	1,585
Prepaid expenses	443

Total Assets	40,026,757

LIABILITIES:
Payable to broker for collateral for securities on loan	1,123,869
Accrued expenses and other liabilities	73,868
Payable for fund share repurchased	49,929
Unrealized depreciation on over-the-counter swap agreements	20,562
Advisory fees payable	13,033
Options written outstanding, at value (premiums received $10,646)	12,187
Payable to custodian	1,838
Distribution fee payable	593
Affiliated transfer agent fee payable	350

Total Liabilities	1,296,229

NET ASSETS	$38,730,528

Net assets were comprised of:
Paid-in capital	$21,038,948
Retained earnings	17,691,580

Net assets, June 30, 2015	$38,730,528

Net asset value and redemption price per share, $38,730,528 / 3,609,793 outstanding shares of beneficial interest	$10.73

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2015

INCOME
Interest income	$666,948
Affiliated income from securities lending, net	5,784
Affiliated dividend income	5,637

678,369

EXPENSES
Advisory fees	442,748
Distribution fee	69,854
Custodian and accounting fees	37,000
Audit fee	25,000
Loan interest expense	15,444
Commitment fee on syndicated credit agreement	13,000
Trustees’ fees	6,000
Legal fees and expenses	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Insurance expenses	3,000
Shareholders’ reports	3,000
Miscellaneous	5,773

Total expenses	629,819

NET INVESTMENT INCOME	48,550

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	1,238,560
Futures transactions	(1,323,352)
Swap agreement transactions	13,425,091
Options written transactions	56,295

13,396,594

Net change in unrealized appreciation (depreciation) on:
Investments	(496,487)
Futures	696,038
Swap agreements	(10,846,372)
Options written	(10,529)

(10,657,350)

NET GAIN ON INVESTMENTS	2,739,244

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,787,794

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2015	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$48,550	$4,674,110
Net realized gain (loss) on investment transactions	13,396,594	(3,247,631)
Net change in unrealized appreciation (depreciation) on investments	(10,657,350)	50,520,143

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	2,787,794	51,946,622

FUND SHARE TRANSACTIONS:
Fund share sold [99,587 and 941,868 shares, respectively]	1,072,051	9,294,540
Fund share repurchased [19,386,979 and 39,755,310 shares, respectively]	(210,026,024)	(402,983,736)

NET DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(208,953,973)	(393,689,196)

TOTAL DECREASE IN NET ASSETS	(206,166,179)	(341,742,574)
NET ASSETS:
Beginning of period	244,896,707	586,639,281

End of period	$38,730,528	$244,896,707

SEE NOTES TO FINANCIAL STATEMENTS.

A97

AST BOND PORTFOLIO 2024

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

LONG-TERM INVESTMENTS — 71.3% ASSET-BACKED SECURITIES — 18.2%	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Non-Residential Mortgage-Backed Securities
Ally Master Owner Trust, Series 2014-4, Class A1	0.586%	(c)	06/17/19	300	$299,311
American Express Credit Account Master Trust, Series 2014-1, Class B	0.685%	(c)	12/15/21	200	199,615
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 144A	1.920%		09/20/19	200	199,355
Chase Issuance Trust, Series 2007-C1, Class C1	0.646%	(c)	04/15/19	300	298,205
Ford Credit Auto Owner Trust, Series 2013-B, Class A3	0.570%		10/15/17	107	107,426
Ford Credit Auto Owner Trust, Series 2014-1, Class A, 144A	2.260%		11/15/25	400	404,948
Ford Credit Floorplan Master Owner Trust A, Series 2014-4, Class A2	0.536%	(c)	08/15/19	300	299,118
MMAF Equipment Finance LLC, Series 2013-AA, Class A2, 144A	0.690%		05/09/16	66	66,246
Nissan Master Owner Trust Receivables, Series 2013-A, Class A	0.486%	(c)	02/15/18	25	25,000
Nissan Master Owner Trust Receivables, Series 2015-A, Class A1	0.586%	(c)	01/15/20	300	300,434
Santander Drive Auto Receivables Trust, Series 2014-1, Class A2B	0.556%	(c)	06/15/17	83	82,586
Volkswagen Credit Auto Master Trust, Series 2014-1A, Class A1, 144A	0.537%	(c)	07/22/19	300	299,520
World Omni Auto Receivables Trust, Series 2013-A, Class A3	0.640%		04/16/18	133	132,527

TOTAL ASSET-BACKED SECURITIES (cost $2,708,989)					2,714,291

COMMERCIAL MORTGAGE-BACKED SECURITIES — 17.6%
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4	5.379%	(c)	07/15/44	1	471
FHLMC Multifamily Structured Pass-Through Certificates, Series K015, Class A2	3.230%		07/25/21	50	52,497
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class AM	5.277%	(c)	04/10/37	500	503,582
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class A2	3.003%		01/15/47	150	155,299
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class A3	3.435%		08/15/47	200	207,316
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP3, Class A4B	4.996%	(c)	08/15/42	270	269,877
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A3	2.592%		04/15/46	100	100,477
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class AM	5.107%		07/12/38	365	364,797
Merrill Lynch Mortgage Trust, Series 2006-C1, Class AM	5.865%	(c)	05/12/39	145	149,003
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class A4	5.447%		02/12/44	50	52,487
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A2	2.804%		01/10/45	20	20,393
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class AJ	5.432%	(c)	10/15/44	300	301,666
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4	5.448%	(c)	12/15/44	12	12,380

SEE NOTES TO FINANCIAL STATEMENTS.

A98

AST BOND PORTFOLIO 2024 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM	5.466%	(c)	01/15/45	300	$306,143
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A5	5.896%	(c)	05/15/43	85	87,186
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class A2	2.684%		11/15/44	35	35,501
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class A2	1.765%		12/15/45	20	20,132

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $2,700,698)					2,639,207

CORPORATE BONDS — 22.3%
Automotive — 1.3%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	8.125%		01/15/20	155	189,283

Banking — 5.8%
American Express Co., Sr. Unsec’d. Notes	2.650%		12/02/22	115	110,624
Bank of America Corp., Sr. Unsec’d. Notes	5.700%		01/24/22	115	130,544
Citigroup, Inc., Sub. Notes	3.875%		03/26/25	100	95,790
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%		07/27/21	10	11,105
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	5.375%		03/15/20	160	178,163
JPMorgan Chase & Co., Sr. Unsec’d. Notes(a)	2.200%		10/22/19	190	188,326
Morgan Stanley, Sr. Unsec’d. Notes, MTN(a)	5.500%		07/28/21	75	84,607
Morgan Stanley, Sub. Notes, MTN	4.875%		11/01/22	45	47,867
Wells Fargo & Co., Sub. Notes, MTN(a)	3.450%		02/13/23	15	14,919

					861,945

Chemicals — 1.8%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.250%		11/15/20	145	154,671
LYB International Finance BV (Netherlands), Gtd. Notes(a)	4.000%		07/15/23	105	107,452

					262,123

Diversified Financial Services — 0.7%
General Electric Capital Corp., Gtd. Notes, MTN	3.100%		01/09/23	110	109,697

Electric — 1.2%
Nextera Energy Capital Holdings, Inc., Gtd. Notes	3.625%		06/15/23	180	179,610

Energy – Integrated — 0.1%
Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes(a)	6.100%		06/01/18	20	22,303

Energy – Other — 0.3%
Cameron International Corp., Sr. Unsec’d. Notes	3.600%		04/30/22	45	44,739

Foods — 0.1%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	2.500%		07/15/22	10	9,617

Healthcare & Pharmaceutical — 2.1%
Amgen, Inc., Sr. Unsec’d. Notes	4.100%		06/15/21	15	15,978
Baxter International, Inc., Sr. Unsec’d. Notes	3.200%		06/15/23	185	189,299

SEE NOTES TO FINANCIAL STATEMENTS.

A99

AST BOND PORTFOLIO 2024 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Healthcare & Pharmaceutical (continued)
Merck & Co., Inc., Sr. Unsec’d. Notes(a)	2.800%	05/18/23	110	$108,228

				313,505

Healthcare Insurance — 0.8%
Aetna, Inc., Sr. Unsec’d. Notes	2.750%	11/15/22	120	113,220

Insurance — 4.2%
American International Group, Inc., Sr. Unsec’d. Notes	6.400%	12/15/20	220	261,546
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.250%	06/15/23	210	215,965
Lincoln National Corp., Sr. Unsec’d. Notes	4.850%	06/24/21	130	142,520
Principal Financial Group, Inc., Gtd. Notes	3.300%	09/15/22	10	9,917

				629,948

Pharmaceuticals — 1.5%
Actavis Funding SCS, Gtd. Notes(a)	3.450%	03/15/22	125	123,816
Mylan, Inc., Gtd. Notes	1.800%	06/24/16	95	95,048

				218,864

Pipelines & Other — 1.0%
Enterprise Products Operating LLC, Gtd. Notes	3.350%	03/15/23	150	146,494
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%	02/01/21	10	10,640

				157,134

Technology — 0.7%
Oracle Corp., Sr. Unsec’d. Notes(a)	3.625%	07/15/23	105	107,975

Telecommunications — 0.7%
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.150%	09/15/23	100	109,484

TOTAL CORPORATE BONDS (cost $3,271,065)				3,329,447

U.S. TREASURY OBLIGATIONS — 13.2%
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%	04/15/20	101	101,839
U.S. Treasury Notes	1.125%	06/15/18	300	301,125
U.S. Treasury Notes	1.500%	10/31/19	800	800,438
U.S. Treasury Notes	2.125%	09/30/21	235	237,350
U.S. Treasury Notes	2.125%	06/30/22	10	10,000
U.S. Treasury Notes	2.125%	05/15/25	540	530,212

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,977,420)				1,980,964

TOTAL LONG-TERM INVESTMENTS (cost $10,658,172)				10,663,909

SEE NOTES TO FINANCIAL STATEMENTS.

A100

AST BOND PORTFOLIO 2024 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

SHORT-TERM INVESTMENT — 24.2%	Shares	Value (Note 2)
AFFILIATED MONEY MARKET MUTUAL FUND — 24.2%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $3,619,611; includes $416,799 of cash collateral for securities on loan)(b)(w)(Note 4)	3,619,611	$3,619,611

TOTAL SHORT-TERM INVESTMENTS (cost $3,619,611)		3,619,611

TOTAL INVESTMENTS — 95.5% (cost $14,277,783)		14,283,520
OTHER ASSETS IN EXCESS OF LIABILITIES(x) — 4.5%		679,623

NET ASSETS — 100.0%		$14,963,143

See the Glossary for abbreviations used in the Portfolio descriptions.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $407,898; cash collateral of $416,799 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2015.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2015	Unrealized Appreciation (Depreciation)(1)
Long Positions:
1	2 Year U.S. Treasury Notes	Sep. 2015	$218,970	$218,937	$(33)
7	10 Year U.S. Treasury Notes	Sep. 2015	879,198	883,203	4,005

					3,972

Short Position:
14	5 Year U.S. Treasury Notes	Sep. 2015	1,669,667	1,669,609	58

					$4,030

(1)	Cash of $280,000 has been segregated with Citigroup Global Markets to cover requirements for open contracts at June 30, 2015.

Interest rate swap agreements outstanding at June 30, 2015:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
4,625	11/30/17	1.170%	3 Month LIBOR(2)	$(16,800)	$—	$(16,800)	Credit Suisse First Boston Corp.
250	02/08/18	0.956%	3 Month LIBOR(2)	200	—	200	Citigroup Global Markets
250	01/13/22	1.846%	3 Month LIBOR(2)	1,255	—	1,255	Citigroup Global Markets

				$(15,345)	$—	$(15,345)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2015	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
1,900	06/10/17	0.941%	3 Month LIBOR(1)	$154	$2,460	$2,306
13,300	06/10/18	1.306%	3 Month LIBOR(2)	180	(30,375)	(30,555)
6,000	10/03/18	1.566%	3 Month LIBOR(1)	177	47,037	46,860

SEE NOTES TO FINANCIAL STATEMENTS.

A101

AST BOND PORTFOLIO 2024 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2015 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2015	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements (continued)
9,450	12/10/18	1.560%	3 Month LIBOR(1)	$193	$58,165	$57,972
14,500	06/10/20	1.833%	3 Month LIBOR(2)	209	(54,498)	(54,707)
10,300	07/29/20	2.178%	3 Month LIBOR(1)	212	196,013	195,801
13,800	06/10/25	2.467%	3 Month LIBOR(1)	233	34,577	34,344

				$1,358	$253,379	$252,021

Cash of $850,000 has been segregated with Citigroup Global Markets to cover requirements for open exchanged-traded swap contracts at June 30, 2015.

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$2,714,291	$—
Commercial Mortgage-Backed Securities	—	2,639,207	—
Corporate Bonds	—	3,329,447	—
U.S. Government Agency Obligations	—	—	—
U.S. Treasury Obligations	—	1,980,964	—
Affiliated Money Market Mutual Fund	3,619,611	—	—
Other Financial Instruments*
Futures Contracts	4,030	—	—
Over-the-counter interest rate swaps	—	(15,345)	—
Exchange-traded interest rate swaps	—	252,021	—

Total	$3,623,641	$10,900,585	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange- traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2015 were as follows:

Affiliated Money Market Mutual Fund (2.8% represents investments purchased with collateral from securities on loan)	24.2%
Non-Residential Mortgage-Backed Securities	18.1
Commercial Mortgage-Backed Securities	17.6
U.S. Treasury Obligations	13.2
Banking	5.8
Insurance	4.2
Healthcare & Pharmaceutical	2.1
Chemicals	1.8
Pharmaceuticals	1.5

Automotive	1.3%
Electric	1.2
Pipelines & Other	1.1
Healthcare Insurance	0.8
Diversified Financial Services	0.7
Telecommunications	0.7
Technology	0.7
Energy – Other	0.3
Energy – Integrated	0.1
Foods	0.1

95.5
Other assets in excess of liabilities	4.5

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A102

AST BOND PORTFOLIO 2024 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2015 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from/to broker — variation margin futures	$4,063	*	Due from/to broker — variation margin futures	$33	*
Interest rate contracts	Due from/to broker — variation margin swaps	337,283	*	Due from/to broker — variation margin swaps	85,262	*
Interest rate contracts	Unrealized appreciation on over-the-counter swap agreements	1,455		Unrealized depreciation on over-the-counter swap agreements	16,800

Total		$342,801			$102,095

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Options Written	Futures	Swaps	Total
Credit contracts	$—	$—	$—	$(27,685)	$(27,685)
Interest rate contracts	(149,271)	47,584	114,368	12,434,110	12,446,791

Total	$(149,271)	$47,584	$114,368	$12,406,425	$12,419,106

*	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Options Written	Futures	Swaps	Total
Interest rate contracts	$7,001	$(7,531)	$557,110	$(12,235,286)	$(11,678,706)

*	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2015, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts - Long Positions(3)	Futures Contracts - Short Positions(3)	Interest Rate Swap Agreements(2)	Credit Default Swap as Buyer(2)
$19,924	$14,000	$24,597,529	$9,014,061	$393,772	$2,000

(1)	Cost.

(2)	Notional Amount in USD (000).

(3)	Value at Trade Date.

SEE NOTES TO FINANCIAL STATEMENTS.

A103

AST BOND PORTFOLIO 2024 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received(3)	Net Amount
Citigroup Global Markets	$1,455	$—	$—	$1,455
Credit Suisse First Boston Corp.	—	—	—	—

	$1,455

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged(3)	Net Amount
Citigroup Global Markets	$—	$—	$—	$—
Credit Suisse First Boston Corp.	(16,800)	—	—	(16,800)

	$(16,800)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Amounts shown reflect actual collateral received or pledged by the Portfolio. Such amounts are applied up to 100% of the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A104

AST BOND PORTFOLIO 2024 (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2015

ASSETS:
Investments at value, including securities on loan of $407,898:
Unaffiliated investments (cost $10,658,172)	$10,663,909
Affiliated investments (cost $3,619,611)	3,619,611
Cash	5,824
Deposit with Broker	1,130,000
Dividends and interest receivable	48,673
Receivable for investments sold	9,889
Unrealized appreciation on over-the-counter swap agreements	1,455
Due from broker—variation margin futures	625
Prepaid expenses	200

Total Assets	15,480,186

LIABILITIES:
Payable to broker for collateral for securities on loan	416,799
Accrued expenses and other liabilities	54,872
Unrealized depreciation on over-the-counter swap agreements	16,800
Payable for investments purchased	10,027
Advisory fees payable	9,037
Due to broker—variation margin swaps	8,095
Payable for fund share repurchased	860
Affiliated transfer agent fee payable	350
Distribution fee payable	203

Total Liabilities	517,043

NET ASSETS	$14,963,143

Net assets were comprised of:
Paid-in capital	$(255,403)
Retained earnings	15,218,546

Net assets, June 30, 2015	$14,963,143

Net asset value and redemption price per share, $14,963,143 / 1,469,550 outstanding shares of beneficial interest	$10.18

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2015

INCOME
Interest income	$646,940
Affiliated income from securities lending, net	2,854
Affiliated dividend income	1,353

651,147

EXPENSES
Advisory fees	361,317
Distribution fee	57,005
Custodian and accounting fees	29,000
Audit fee	25,000
Loan interest expense	18,760
Commitment fee on syndicated credit agreement	17,000
Trustees’ fees	6,000
Legal fees and expenses	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Shareholders’ reports	3,000
Insurance expenses	1,000
Miscellaneous	5,788

Total expenses	531,870

NET INVESTMENT INCOME	119,277

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on:
Investment transactions	2,489,168
Futures transactions	114,368
Swap agreement transactions	12,406,425
Options written transactions	47,584

15,057,545

Net change in unrealized appreciation (depreciation) on:
Investments	(1,099,197)
Futures	557,110
Swap agreements	(12,235,286)
Options Written	(7,531)

(12,784,904)

NET GAIN ON INVESTMENTS	2,272,641

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,391,918

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2015	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$119,277	$2,280,658
Net realized gain (loss) on investment transactions	15,057,545	(3,940,943)
Net change in unrealized appreciation (depreciation) on investments	(12,784,904)	31,079,889

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	2,391,918	29,419,604

FUND SHARE TRANSACTIONS:
Fund share sold [499,070 and 9,542,523 shares, respectively]	5,203,385	93,722,148
Fund share repurchased [19,425,409 and 18,293,824 shares, respectively]	(200,897,343)	(174,533,486)

NET DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(195,693,958)	(80,811,338)

TOTAL DECREASE IN NET ASSETS	(193,302,040)	(51,391,734)
NET ASSETS:
Beginning of period	208,265,183	259,656,917

End of period	$14,963,143	$208,265,183

SEE NOTES TO FINANCIAL STATEMENTS.

A105

AST BOND PORTFOLIO 2025

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

LONG-TERM INVESTMENTS — 98.3% ASSET-BACKED SECURITIES — 11.4%	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Non-Residential Mortgage-Backed Securities
Ally Auto Receivables Trust, Series 2014-2, Class A2	0.680%		07/17/17	84	$83,594
Ally Auto Receivables Trust, Series 2014-3, Class A2	0.810%		09/15/17	500	500,208
Ally Auto Receivables Trust, Series 2014-SN2, Class A2A	0.710%		03/20/17	541	540,509
Ally Auto Receivables Trust, Series 2015-SN1, Class A2A	0.930%		06/20/17	1,300	1,300,183
Ally Master Owner Trust, Series 2014-5, Class A1	0.675%	(c)	10/15/19	500	501,042
American Express Credit Account Master Trust, Series 2012-5, Class B	0.770%		05/15/18	800	800,380
American Express Credit Account Master Trust, Series 2013-1, Class A	0.606%	(c)	02/16/21	200	200,597
American Express Credit Account Master Trust, Series 2013-2, Class B	0.886%	(c)	05/17/21	2,100	2,110,481
American Express Credit Account Master Trust, Series 2014-1, Class B	0.685%	(c)	12/15/21	200	199,616
American Express Credit Account Master Trust, Series 2014-2, Class A	1.260%		01/15/20	100	100,130
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A2B	0.584%	(c)	04/09/18	386	386,547
AmeriCredit Automobile Receivables Trust, Series 2015-1, Class A2B	0.604%	(c)	04/09/18	500	500,065
ARI Fleet Lease Trust, Series 2015-A, Class A2, 144A	1.110%		11/15/18	500	500,236
Avis Budget Rental Car Funding AESOP LLC, Series 2012-1A, Class A, 144A	2.054%		08/20/16	67	66,749
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 144A	1.920%		09/20/19	1,800	1,794,206
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 144A	2.500%		07/20/21	700	695,734
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 144A	2.630%		12/20/21	1,800	1,795,381
BA Credit Card Trust, Series 2014-A1, Class A	0.565%	(c)	06/15/21	500	499,701
BA Credit Card Trust, Series 2014-A3, Class A	0.475%	(c)	01/15/20	1,800	1,798,864
BA Credit Card Trust, Series 2015-A1, Class A	0.515%	(c)	06/15/20	600	600,479
Bank of America Auto Trust, Series 2012-1, Class B	1.590%		02/15/17	1,607	1,614,709
Bank of The West Auto Trust, Series 2014-1, Class A3, 144A	1.090%		03/15/19	500	500,352
Bank of The West Auto Trust, Series 2015-1, Class A3, 144A	1.310%		10/15/19	2,300	2,298,926
BMW Vehicle Lease Trust, Series 2014-1, Class A2	0.450%		03/21/16	13	13,031
CarMax Auto Owner Trust, Series 2014-4, Class A2B	0.456%	(c)	02/15/18	463	463,618
CarMax Auto Owner Trust, Series 2015-2, Class A2B	0.466%	(c)	06/15/18	1,400	1,400,050
Chase Issuance Trust, Series 2007-B1, Class B1	0.436%	(c)	04/15/19	300	298,148
Chase Issuance Trust, Series 2007-C1, Class C1	0.646%	(c)	04/15/19	320	318,085
Chase Issuance Trust, Series 2012-A5, Class A5	0.590%		08/15/17	473	472,501
Chase Issuance Trust, Series 2015-A1, Class A	0.505%	(c)	02/18/20	900	900,995
Chrysler Capital Auto Receivables Trust, Series 2013-BA, Class A3, 144A	0.850%		05/15/18	843	843,372

SEE NOTES TO FINANCIAL STATEMENTS.

A106

AST BOND PORTFOLIO 2025 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Non-Residential Mortgage-Backed Securities (continued)
Chrysler Capital Auto Receivables Trust, Series 2014-BA, Class A2, 144A	0.690%		09/15/17	140	$140,240
Chrysler Capital Auto Receivables Trust, Series 2015-AA, Class A3, 144A	1.220%		07/15/19	1,300	1,299,682
Discover Card Execution Note Trust, Series 2010-A2, Class A2	0.766%	(c)	03/15/18	300	300,205
Discover Card Execution Note Trust, Series 2014-A1, Class A1	0.616%	(c)	07/15/21	200	200,499
Discover Card Execution Note Trust, Series 2015-A2, Class A	1.900%		10/17/22	1,300	1,290,639
Enterprise Fleet Financing LLC, Series 2013-2, Class A2, 144A	1.060%		03/20/19	1,999	2,001,902
Enterprise Fleet Financing LLC, Series 2014-1, Class A2, 144A	0.870%		09/20/19	529	528,845
Fifth Third Auto Trust, Series 2014-3, Class A2A	0.570%		05/15/17	511	510,690
Ford Credit Auto Owner Trust, Series 2012-B, Class B	1.670%		11/15/17	983	988,554
Ford Credit Auto Owner Trust, Series 2012-C, Class B	1.270%		12/15/17	1,900	1,904,864
Ford Credit Auto Owner Trust, Series 2013-A, Class B	1.150%		07/15/18	200	199,933
Ford Credit Auto Owner Trust, Series 2014-1, Class A, 144A	2.260%		11/15/25	200	202,474
Ford Credit Auto Owner Trust, Series 2014-2, Class A, 144A	2.310%		04/15/26	300	303,320
Ford Credit Auto Owner Trust, Series 2014-A, Class A2	0.480%		11/15/16	4	3,791
Ford Credit Floorplan Master Owner Trust, Series 2013-1, Class A2	0.565%	(c)	01/15/18	100	100,047
GE Dealer Floorplan Master Note Trust, Series 2014-1, Class A	0.567%	(c)	07/20/19	2,200	2,188,173
GE Dealer Floorplan Master Note Trust, Series 2014-2, Class A	0.637%	(c)	10/20/19	1,000	998,196
GE Dealer Floorplan Master Note Trust, Series 2015-1, Class A	0.687%	(c)	01/20/20	700	697,321
GM Financial Automobile Leasing Trust, Series 2015-1, Class A2	1.100%		12/20/17	1,500	1,502,020
GMF Floorplan Owner Revolving Trust, Series 2015-1, Class A2, 144A	0.686%	(c)	05/15/20	1,900	1,900,790
Harley-Davidson Motorcycle Trust, Series 2014-1, Class A2B	0.355%	(c)	04/15/18	23	22,521
Honda Auto Receivables Owner Trust, Series 2012-3, Class A3	0.560%		05/15/16	33	32,991
Honda Auto Receivables Owner Trust, Series 2013-3, Class A3	0.770%		05/15/17	794	794,097
Hyundai Auto Lease Securitization Trust, Series 2015-A, Class A2, 144A	1.000%		10/15/17	800	801,859
John Deere Owner Trust, Series 2015-A, Class A2B	0.456%	(c)	02/15/18	700	699,961
MBNA Credit Card Master Note Trust, Series 2004-A3, Class A3	0.446%	(c)	08/16/21	300	299,017
MMAF Equipment Finance LLC, Series 2015-AA, Class A2, 144A	0.960%		09/18/17	1,400	1,400,710
Navient Student Loan Trust, Series 2015-2, Class A2	0.607%	(c)	08/27/29	600	600,047
Nissan Auto Lease Trust, Series 2014-B, Class A2B	0.436%	(c)	04/17/17	389	388,869

SEE NOTES TO FINANCIAL STATEMENTS.

A107

AST BOND PORTFOLIO 2025 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Non-Residential Mortgage-Backed Securities (continued)
Nissan Auto Receivables 2014-A Owner Trust, Series A, Class A3	0.720%		08/15/18	2,300	$2,296,099
Nissan Master Owner Trust Receivables, Series 2015-A, Class A1	0.586%	(c)	01/15/20	700	701,014
Porsche Innovative Lease Owner Trust 2015-1, Series 1, Class A2, 144A	0.790%		11/21/17	2,400	2,399,002
SLM Student Loan Trust, Series 2005-4, Class A3	0.397%	(c)	01/25/27	500	489,730
SLM Student Loan Trust, Series 2012-3, Class A	0.837%	(c)	12/26/25	329	328,059
SunTrust Auto Receivables Trust 2015-1, Series 1A, Class A3, 144A	1.420%		09/16/19	4,700	4,699,530
Synchrony Credit Card Master Note Trust, Series 2014-1, Class A	1.610%		11/15/20	300	301,018
Synchrony Credit Card Master Note Trust 2014-1, Series 2015-2, Class A	1.600%		04/15/21	800	799,514
Volkswagen Auto Lease Trust, Series 2014-A, Class A2A	0.520%		10/20/16	18	18,437
Volkswagen Auto Loan Enhanced Trust, Series 2013-2, Class A2	0.420%		07/20/16	60	59,866
Volkswagen Auto Loan Enhanced Trust, Series 2014-2, Class A2	0.530%		07/20/17	2,787	2,783,806
Volkswagen Credit Auto Master Trust, Series 2014-1A, Class A1, 144A	0.537%	(c)	07/22/19	100	99,840
World Omni Auto Receivables Trust 2014-A, Series A, Class A3	0.940%		04/15/19	2,300	2,301,403
World Omni Auto Receivables Trust 2014-B, Series B, Class A2B	0.416%	(c)	01/16/18	534	534,161
World Omni Automobile Lease Securitization Trust, Series 2014-A, Class A2B	0.396%	(c)	03/15/17	91	90,740

TOTAL ASSET-BACKED SECURITIES (cost $64,322,350)					64,302,965

COMMERCIAL MORTGAGE-BACKED SECURITIES — 16.1%
Banc of America Commercial Mortgage Trust, Series 2006-2, Class AM	5.951%	(c)	05/10/45	2,600	2,697,074
Banc of America Commercial Mortgage Trust, Series 2006-3, Class A4	5.889%	(c)	07/10/44	1,387	1,428,469
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A	5.732%	(c)	04/10/49	919	970,943
Banc of America Commercial Mortgage Trust, Series 2007-5, Class A1A	5.361%		02/10/51	483	516,271
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 4, Class A5B	4.997%	(c)	07/10/45	500	499,712
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T22, Class AM	5.765%	(c)	04/12/38	50	51,272
Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class A2	2.790%		03/10/47	100	102,759
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5	5.617%		10/15/48	145	149,984
COBALT CMBS Commercial Mortgage Trust, Series 2007-C2, Class AMFX	5.526%		04/15/47	2,700	2,871,887
COMM 2014-UBS5 Mortgage Trust, Series 2014-UBS5, Class A4	3.838%		09/10/47	2,000	2,078,828
COMM 2015-CCRE22 Mortgage Trust, Series 2015-CR22, Class A3	3.207%		03/10/48	1,300	1,326,296

SEE NOTES TO FINANCIAL STATEMENTS.

A108

AST BOND PORTFOLIO 2025 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
COMM 2015-LC21 Mortgage Trust, Series 2015-LC21, Class A3	3.445%		07/10/48	2,600	$2,623,028
COMM Mortgage Trust, Series 2012-CCRE1, Class A2	2.350%		05/15/45	967	984,766
COMM Mortgage Trust, Series 2012-LC4, Class A2	2.256%		12/10/44	49	49,912
COMM Mortgage Trust, Series 2014-CR20, Class A3	3.326%		11/10/47	1,000	1,006,377
Commercial Mortgage Loan Trust, Series LS1-CA1A, Class A1A	6.238%	(c)	12/10/49	82	88,657
Commercial Mortgage Pass-Through Certificates, Series 2006-C1, Class AJ	5.639%	(c)	02/15/39	400	406,006
Commercial Mortgage Pass-Through Certificates, Series 2012-CR3, Class A1	0.666%		10/15/45	25	24,756
Commercial Mortgage Pass-Through Certificates, Series 2012-CR3, Class A2	1.765%		10/15/45	50	50,359
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class A5	3.917%		10/10/47	500	524,356
Commercial Mortgage Trust, Series 2006-C7, Class A1A	5.931%	(c)	06/10/46	136	139,682
Commercial Mortgage Trust, Series 2006-GG7, Class A4	6.013%	(c)	07/10/38	1,380	1,410,565
Commercial Mortgage Trust, Series 2012 CR4-C2, Class A2	1.801%		10/15/45	55	55,316
Commercial Mortgage Trust, Series 2013-CR7, Class A1	0.716%		03/10/46	1,704	1,697,926
Commercial Mortgage Trust, Series 2014-CR18, Class A3	3.528%		07/15/47	2,200	2,288,794
Commercial Mortgage Trust, Series 2014-CR19, Class A4	3.532%		08/10/47	110	112,879
Commercial Mortgage Trust, Series 2014-UBS3, Class A2	2.844%		06/10/47	2,900	2,983,349
Commercial Mortgage Trust, Series 2014-UBS4, Class A2	2.963%		08/10/47	80	82,474
Credit Suisse Commercial Mortgage Trust (Switzerland), Series 2006-C2, Class A1A	5.860%	(c)	03/15/39	574	586,654
Credit Suisse Commercial Mortgage Trust, Series 2006-C2, Class A3	5.860%	(c)	03/15/39	84	84,938
Credit Suisse Commercial Mortgage Trust, Series 2006-C5, Class A1A	5.297%		12/15/39	1,383	1,443,638
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C6, Class AM	5.230%	(c)	12/15/40	80	80,469
DBUBS Mortgage Trust, Series 2011-LC3A, Class A2	3.642%		08/10/44	2,469	2,513,414
FHLMC Multifamily Structured Pass Through Certificates, Series K036, Class A2	3.527%		10/25/23	1,120	1,182,223
FHLMC Multifamily Structured Pass-Through Certificates, Series K029, Class A2	3.320%		02/25/23	670	701,941
GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class A1A	5.233%	(c)	11/10/45	424	427,661
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A5	5.224%	(c)	04/10/37	639	640,142
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class AM	5.277%	(c)	04/10/37	110	110,788
GS Mortgage Securities Trust, Series 2006-GG6, Class A4	5.553%	(c)	04/10/38	50	50,284
GS Mortgage Securities Trust, Series 2006-GG6, Class AM	5.622%	(c)	04/10/38	1,450	1,474,176

SEE NOTES TO FINANCIAL STATEMENTS.

A109

AST BOND PORTFOLIO 2025 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
GS Mortgage Securities Trust, Series 2011-GC3, Class A3, 144A	4.473%		03/10/44	3,000	$3,052,926
GS Mortgage Securities Trust, Series 2014-GC18, Class A2	2.924%		01/10/47	160	165,137
GS Mortgage Securities Trust, Series 2014-GC20, Class A4	3.721%		04/10/47	20	20,917
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12, Class A4	3.363%		07/15/45	25	25,657
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class A2	3.003%		01/15/47	2,100	2,174,187
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A3	3.669%		04/15/47	90	94,068
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class A4	3.493%		08/15/47	150	153,495
JPMBB Commercial Mortgage Securities Trust, Series 2014-C25, Class A4A1	3.408%		11/15/47	1,000	1,015,788
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-CB12, Class AM	4.948%	(c)	09/12/37	50	49,966
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class AM	4.999%	(c)	10/15/42	2,000	2,001,274
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class A1	0.670%		12/15/47	10	9,539
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-CB13, Class A4	5.421%	(c)	01/12/43	226	226,516
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP5, Class AM	5.454%	(c)	12/15/44	50	50,698
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB19, Class A1A	5.885%	(c)	02/12/49	4,204	4,473,404
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A1	0.730%		12/15/47	42	41,919
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A1A	5.387%		02/15/40	3,180	3,365,961
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class AM	5.107%		07/12/38	438	437,756
Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class AM	5.460%	(c)	11/12/37	1,320	1,323,464
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A4	5.291%	(c)	01/12/44	40	40,359
Merrill Lynch Mortgage Trust, Series 2006-C1, Class AM	5.865%	(c)	05/12/39	100	102,760
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class AM	6.066%	(c)	06/12/46	55	56,987
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3, Class AM	5.456%	(c)	07/12/46	4,365	4,551,922
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class AM	5.204%	(c)	12/12/49	4,500	4,719,843
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A2	1.689%		12/15/48	800	799,982
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class A2	3.101%		12/15/47	1,700	1,762,042
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3	3.451%		07/15/50	4,500	4,540,630
Morgan Stanley Capital I Trust, Series 2006-HQ9, Class AM	5.773%	(c)	07/12/44	35	36,438
Morgan Stanley Capital I Trust, Series 2011-C1, Class A2, 144A	3.884%		09/15/47	688	693,161
Morgan Stanley Capital I Trust, Series 2011-C3, Class A2	3.224%		07/15/49	390	398,263

SEE NOTES TO FINANCIAL STATEMENTS.

A110

AST BOND PORTFOLIO 2025 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Morgan Stanley Capital I Trust, Series 2015-MS1, Class A2	3.261%		05/15/48	3,000	$3,096,741
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A1	0.779%		03/10/46	2,293	2,280,056
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class AJ	5.432%	(c)	10/15/44	500	502,778
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A5	5.416%	(c)	01/15/45	1,800	1,823,621
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM	5.466%	(c)	01/15/45	4,400	4,490,094
Wachovia Bank Commercial Mortgage Trust, Series 2006-C24, Class A3	5.558%	(c)	03/15/45	909	920,773
Wachovia Bank Commercial Mortgage Trust, Series 2006-C24, Class AM	5.609%	(c)	03/15/45	500	515,366
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A5	5.896%	(c)	05/15/43	50	51,286
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class AM	5.896%	(c)	05/15/43	50	51,553
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A1A	5.749%	(c)	07/15/45	28	29,301
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A3	3.086%		04/15/50	1,600	1,612,243
Wells Fargo Commercial Mortgage Trust 2015-C29, Series 2015-C29, Class A3	3.368%		06/15/48	2,200	2,199,557
WF-RBS Commercial Mortgage Trust, Series 2014-LC14, Class A2	2.862%		03/15/47	50	51,621

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $91,281,818)					90,529,074

CORPORATE BONDS — 8.4%
Aerospace & Defense
Lockheed Martin Corp., Sr. Unsec’d. Notes	2.900%		03/01/25	110	105,666

Automobiles — 0.1%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.597%		11/04/19	400	397,081
Harley-Davidson Financial Services, Inc., Gtd. Notes, MTN, 144A	2.400%		09/15/19	55	55,577

					452,658

Banking — 2.6%
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	2.250%		08/15/19	130	130,219
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.125%		01/22/24	2,470	2,531,426
Bank of America Corp., Sub. Notes, MTN	4.200%		08/26/24	345	344,169
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes	3.650%		02/04/24	10	10,268
Citigroup, Inc., Sr. Unsec’d. Notes	2.550%		04/08/19	25	25,208
Citigroup, Inc., Sr. Unsec’d. Notes	3.750%		06/16/24	1,265	1,272,495
Citigroup, Inc., Sub. Notes	3.875%		03/26/25	105	100,580
Citigroup, Inc., Sub. Notes	4.300%		11/20/26	125	122,228
Citigroup, Inc., Sub. Notes	4.400%		06/10/25	840	836,869
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.625%		01/31/19	75	75,928
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%		01/23/25	1,550	1,503,181
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.850%		07/08/24	1,165	1,163,990

SEE NOTES TO FINANCIAL STATEMENTS.

A111

AST BOND PORTFOLIO 2025 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Banking (continued)
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%	01/24/22	25	$28,437
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.200%	10/22/19	415	411,343
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.125%	01/23/25	2,175	2,076,594
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.625%	05/13/24	130	129,057
JPMorgan Chase & Co., Sub. Notes	3.375%	05/01/23	260	252,465
Morgan Stanley, Sr. Unsec’d. Notes	2.500%	01/24/19	50	50,464
Morgan Stanley, Sr. Unsec’d. Notes	3.700%	10/23/24	350	348,583
Morgan Stanley, Sr. Unsec’d. Notes	3.750%	02/25/23	20	20,223
Morgan Stanley, Sr. Unsec’d. Notes	3.875%	04/29/24	2,080	2,102,162
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.500%	07/28/21	25	28,202
Morgan Stanley, Sub. Notes, MTN	4.100%	05/22/23	120	120,224
Morgan Stanley, Sub. Notes, MTN	4.350%	09/08/26	100	97,988
PNC Bank NA, Sr. Unsec’d. Notes	2.950%	02/23/25	345	332,292
PNC Bank NA, Sr. Unsec’d. Notes	3.300%	10/30/24	250	246,506
US Bancorp, Sr. Unsec’d. Notes, MTN	3.700%	01/30/24	25	25,882
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	3.000%	01/22/21	45	45,733
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	3.000%	02/19/25	340	325,631
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	3.300%	09/09/24	30	29,540

				14,787,887

Biotechnology — 0.2%
Amgen, Inc., Sr. Unsec’d. Notes	2.200%	05/22/19	350	349,004
Amgen, Inc., Sr. Unsec’d. Notes	3.625%	05/22/24	350	347,195
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.700%	04/01/24	400	408,734

				1,104,933

Chemicals — 0.5%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	3.500%	10/01/24	2,150	2,109,685
LYB International Finance BV (Netherlands), Gtd. Notes	4.000%	07/15/23	450	460,507

				2,570,192

Communications Equipment — 0.2%
Apple, Inc., Sr. Unsec’d. Notes	3.200%	05/13/25	625	621,768
Apple, Inc., Sr. Unsec’d. Notes	3.450%	05/06/24	650	662,827

				1,284,595

Consumer Finance — 0.1%
Capital One Financial Corp., Sr. Unsec’d. Notes	3.200%	02/05/25	535	506,050
Discover Financial Services, Sr. Unsec’d. Notes	3.750%	03/04/25	205	195,740

				701,790

Diversified Financial Services
Discover Financial Services, Sr. Unsec’d. Notes	5.200%	04/27/22	25	26,582
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	3.100%	01/09/23	25	24,931
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	3.450%	05/15/24	200	202,658

				254,171

Electric — 0.3%
Exelon Corp., Sr. Unsec’d. Notes	3.950%	06/15/25	495	497,920
NextEra Energy Capital Holdings, Inc., Gtd. Notes	6.000%	03/01/19	150	168,217

SEE NOTES TO FINANCIAL STATEMENTS.

A112

AST BOND PORTFOLIO 2025 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Electric (continued)
PacifiCorp, First Mortgage Bonds	3.350%		07/01/25	780	$780,544

					1,446,681

Energy – Integrated
Exxon Mobil Corp., Sr. Unsec’d. Notes	0.438%	(c)	03/15/19	50	49,903

Energy – Other — 0.1%
Cameron International Corp., Sr. Unsec’d. Notes	3.600%		04/30/22	25	24,855
EOG Resources, Inc., Sr. Unsec’d. Notes	2.450%		04/01/20	50	50,347
EOG Resources, Inc., Sr. Unsec’d. Notes	3.150%		04/01/25	625	609,758

					684,960

Food & Staples Retailing — 0.4%
CVS Health Corp., Sr. Unsec’d. Notes	3.375%		08/12/24	2,300	2,259,833
CVS Health Corp., Sr. Unsec’d. Notes	4.000%		12/05/23	25	25,825

					2,285,658

Foods — 0.1%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	2.500%		07/15/22	50	48,084
JM Smucker Co. (The), Gtd. Notes, 144A	3.500%		03/15/25	505	494,743

					542,827

Gas Utilities — 0.1%
Pacific Gas & Electric Co.	3.500%		06/15/25	265	264,521
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	3.400%		08/15/24	125	124,886

					389,407

Healthcare & Pharmaceutical — 0.1%
Johnson & Johnson, Sr. Unsec’d. Notes	3.375%		12/05/23	50	51,888
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A	2.875%		09/29/21	320	322,637

					374,525

Healthcare Equipment & Services — 0.4%
Medtronic, Inc., Gtd. Notes, 144A	3.500%		03/15/25	1,975	1,968,259

Healthcare Insurance
Aetna, Inc., Sr. Unsec’d. Notes	2.200%		03/15/19	25	25,033

Insurance — 0.2%
American International Group, Inc., Sr. Unsec’d. Notes	2.300%		07/16/19	35	34,937
American International Group, Inc., Sr. Unsec’d. Notes	4.125%		02/15/24	400	415,070
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.250%		06/15/23	25	25,710
Lincoln National Corp., Sr. Unsec’d. Notes	3.350%		03/09/25	245	237,654
MetLife, Inc., Sr. Unsec’d. Notes	3.048%		12/15/22	95	93,975
MetLife, Inc., Sr. Unsec’d. Notes	4.750%		02/08/21	85	93,885

					901,231

Metal Fabricate/Hardware — 0.4%
Precision Castparts Corp., Sr. Unsec’d. Notes	3.250%		06/15/25	2,070	2,043,697

Oil & Gas
Nabors Industries, Inc., Gtd. Notes	5.000%		09/15/20	150	156,166

SEE NOTES TO FINANCIAL STATEMENTS.

A113

AST BOND PORTFOLIO 2025 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Oil & Gas (continued)
Shell International Finance BV (Netherlands), Gtd. Notes	1.900%	08/10/18	50	$50,487

				206,653

Oil & Gas Equipment & Services — 0.1%
Enterprise Products Operating LLC, Gtd. Notes	3.700%	02/15/26	295	285,638
Enterprise Products Operating LLC, Gtd. Notes	3.750%	02/15/25	340	333,224

				618,862

Packaging — 0.1%
International Paper Co., Sr. Unsec’d. Notes	3.800%	01/15/26	720	705,447

Pharmaceuticals — 1.1%
AbbVie, Inc., Sr. Unsec’d. Notes	3.200%	11/06/22	290	287,159
AbbVie, Inc., Sr. Unsec’d. Notes	3.600%	05/14/25	1,260	1,245,378
Actavis Funding SCS (LX), Gtd. Notes	3.450%	03/15/22	1,285	1,272,828
Becton Dickinson & Co., Sr. Unsec’d. Notes	3.734%	12/15/24	650	647,813
Cardinal Health, Inc., Sr. Unsec’d. Notes	3.750%	09/15/25	1,420	1,412,731
Merck & Co., Inc., Sr. Unsec’d. Notes	2.750%	02/10/25	1,090	1,045,239
Novartis Capital Corp. (Switzerland), Gtd. Notes	3.400%	05/06/24	50	50,738

				5,961,886

Pipelines & Other
Enterprise Products Operating LLC, Gtd. Notes	3.900%	02/15/24	35	35,145

Railroads — 0.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.400%	09/01/24	600	595,714
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.450%	09/15/21	150	154,958

				750,672

Retailers — 0.1%
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	3.300%	04/22/24	400	404,717
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	4.250%	04/15/21	25	27,436

				432,153

Software — 0.3%
Microsoft Corp., Sr. Unsec’d. Notes	2.375%	02/12/22	310	304,450
Microsoft Corp., Sr. Unsec’d. Notes	2.700%	02/12/25	135	130,091
Oracle Corp., Sr. Unsec’d. Notes	2.950%	05/15/25	810	779,560
Oracle Corp., Sr. Unsec’d. Notes	3.400%	07/08/24	400	401,020

				1,615,121

Specialty Retail — 0.1%
Home Depot, Inc. (The), Sr. Unsec’d. Notes	3.750%	02/15/24	425	442,296

Technology
Hewlett-Packard Co., Sr. Unsec’d. Notes	2.750%	01/14/19	100	101,085

Telecommunications — 0.1%
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.150%	09/15/23	600	656,905

SEE NOTES TO FINANCIAL STATEMENTS.

A114

AST BOND PORTFOLIO 2025 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Tobacco — 0.4%
BAT International Finance PLC (United Kingdom), 144A	3.500%		06/15/22	1,295	$1,306,807
Reynolds American, Inc.	4.000%		06/12/22	745	760,992

					2,067,799

Wireless Telecommunication Services — 0.2%
AT&T, Inc., Sr. Unsec’d. Notes	3.400%		05/15/25	1,450	1,382,877

TOTAL CORPORATE BONDS (cost $47,656,064)					46,950,974

NON-CORPORATE FOREIGN AGENCIES — 0.5%
Bank of England Euro Note (United Kingdom), Bonds, RegS	0.875%		03/17/17	1,000	1,002,471
Netherlands Government Bond (Netherlands), Bonds, RegS	1.000%		02/24/17	600	602,508
Royal Bank of Canada (Canada), Covered Bonds	2.200%		09/23/19	1,319	1,328,707

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $2,934,501)					2,933,686

SOVEREIGNS — 0.3%
Finland Government International Bond (Finland), Sr. Unsec’d. Notes, RegS	2.250%		03/17/16	600	608,009
Kingdom of Belgium (Belgium), Sr. Unsec’d. Notes, MTN	1.500%		06/22/18	600	604,338
Republic of Austria (Austria), Sr. Unsec’d. Notes, MTN, RegS	1.750%		06/17/16	600	607,584

TOTAL SOVEREIGNS (cost $1,816,296)					1,819,931

U.S. GOVERNMENT AGENCY OBLIGATIONS — 16.4%
Federal Home Loan Banks	0.500%		09/28/16	1,200	1,200,284
Federal Home Loan Mortgage Corp.	2.375%		01/13/22	250	253,118
Federal Home Loan Mortgage Corp., Unsec’d. Notes(h)	0.750%		07/14/17	13,500	13,499,703
Federal National Mortgage Assoc.	1.125%		07/20/18	6,025	6,020,427
Federal National Mortgage Assoc.(k)	1.625%		01/21/20	60	59,917
Federal National Mortgage Assoc.	1.875%		02/19/19	25	25,471
Federal National Mortgage Assoc.(h)	2.625%		09/06/24	2,580	2,580,996
Federal National Mortgage Assoc., Unsec’d. Notes(k)	1.875%		09/18/18	3,000	3,064,761
Financing Corp., Strips Principal, Debs., PO	1.620%	(s)	05/11/18	3,580	3,454,031
Hashemite Kingdom of Jordan, USAID Bond, Gtd. Notes	2.503%		10/30/20	13,530	13,969,766
Hashemite Kingdom of Jordan, USAID Bond, Gtd. Notes	2.578%		06/30/22	2,065	2,075,325
Hashemite Kingdom of Jordan, USAID Bond, Gtd. Notes	3.000%		06/30/25	1,325	1,328,312
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	3.091%	(s)	08/15/24	300	229,842
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	5.500%		09/18/23-04/26/24	11,320	13,734,862
Residual Funding Corp. Strips Principal, Sr. Unsec’d. Notes, PO	1.981%	(s)	07/15/20	14,100	12,761,290
Residual Funding Corp. Strips Principal, Unsec’d. Notes, PO	1.977%	(s)	10/15/20	7,250	6,508,470

SEE NOTES TO FINANCIAL STATEMENTS.

A115

AST BOND PORTFOLIO 2025 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Residual Funding Corp. Strips Principal, Unsec’d. Notes, PO	2.559%	(s)	01/15/21	270	$240,138
Tennessee Valley Authority, Sr. Unsec’d. Notes	2.875%		09/15/24	1,415	1,421,634
Ukraine Government USAID Bond, Gtd. Notes	1.847%		05/29/20	9,460	9,467,454

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $92,293,117)					91,895,801

U.S. TREASURY OBLIGATIONS — 45.2%
U.S. Treasury Bonds	2.500%		02/15/45	810	712,865
U.S. Treasury Bonds	2.750%		08/15/42	3,495	3,251,717
U.S. Treasury Bonds	2.750%		11/15/42	4,125	3,837,537
U.S. Treasury Bonds	2.875%		05/15/43	13,070	12,455,305
U.S. Treasury Bonds	4.500%		05/15/38	1,280	1,600,200
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%		04/15/20	3,657	3,686,570
U.S. Treasury Inflation Indexed Bonds, TIPS	4.375%		02/15/38	1,815	2,231,884
U.S. Treasury Notes	1.000%		10/31/16	15,000	15,113,670
U.S. Treasury Notes	1.125%		06/15/18	1,570	1,575,888
U.S. Treasury Notes	1.500%		10/31/19	7,295	7,298,990
U.S. Treasury Notes(h)	1.625%		12/31/19	60,000	60,248,460
U.S. Treasury Notes(k)	2.000%		02/28/21	60,680	61,220,416
U.S. Treasury Notes	2.125%		08/15/21	10,900	11,022,625
U.S. Treasury Notes	2.125%		09/30/21	28,790	29,077,900
U.S. Treasury Notes	3.125%		05/15/19	17,630	18,813,132
U.S. Treasury Notes/Bond	1.625%		06/30/20	3,705	3,704,711
U.S. Treasury Notes/Bond	4.500%		08/15/39	13,000	16,271,333
U.S. Treasury Strips Coupon	2.363%	(s)	08/15/30	1,210	778,760
U.S. Treasury Strips Coupon	2.518%	(s)	08/15/25	740	573,932
U.S. Treasury Strips Coupon	3.103%	(s)	11/15/34	550	301,519

TOTAL U.S. TREASURY OBLIGATIONS (cost $255,639,570)					253,777,414

TOTAL LONG-TERM INVESTMENTS (cost $555,943,716)					552,209,845

				Shares
SHORT-TERM INVESTMENTS — 2.0%
AFFILIATED MONEY MARKET MUTUAL FUND — 1.9%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $10,864,059)(w)(Note 4)				10,864,059	10,864,059

				Notional Amount (000)#
OPTIONS PURCHASED* — 0.1%
Call Options
U.S. Treasury Long Bonds Futures,
expiring 07/24/15, Strike Price $152.00				17,300	297,344
expiring 07/24/15, Strike Price $160.00				8,500	18,594
expiring 07/24/15, Strike Price $164.00				8,800	6,875

TOTAL OPTIONS PURCHASED (cost $299,691)					322,813

TOTAL SHORT-TERM INVESTMENTS (cost $11,163,750)					11,186,872

SEE NOTES TO FINANCIAL STATEMENTS.

A116

AST BOND PORTFOLIO 2025 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

		Value (Note 2)
TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 100.3% (cost $567,107,466)		$563,396,717

	Notional Amount (000)#
OPTIONS WRITTEN*
Call Options
U.S. Treasury Long Bonds Futures,
expiring 07/24/15, Strike Price $156.00	17,000	(108,906)
expiring 07/24/15, Strike Price $158.00	17,600	(66,000)

TOTAL OPTIONS WRITTEN (premiums received $153,153)		(174,906)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 100.3% (cost $566,954,313)		563,221,811
LIABILITIES IN EXCESS OF OTHER ASSETS(x) — (0.3)%		(1,494,041)

NET ASSETS — 100.0%		$561,727,770

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2015.

(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2015	Unrealized Appreciation (Depreciation)(1)
Long Position:
114	10 Year U.S. Treasury Notes	Sep. 2015	$14,331,652	$14,383,594	$51,942

Short Positions:
303	2 Year U.S. Treasury Notes	Sep. 2015	66,258,648	66,338,063	(79,415)
1,015	5 Year U.S. Treasury Notes	Sep. 2015	121,095,781	121,046,680	49,101
41	U.S. Long Bonds	Sep. 2015	6,166,613	6,184,594	(17,981)
241	U.S. Ultra Bonds	Sep. 2015	36,546,052	37,129,062	(583,010)

					(631,305)

					$(579,363)

(1)	U.S. Government Agency Obligations and a U.S. Treasury Obligation with a combined market value of $2,354,202 have been segregated with Citigroup Global Markets to cover requirements for open contracts at June 30, 2015.

Interest rate swap agreements outstanding at June 30, 2015:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2015	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
75,000	06/12/17	0.980%	3 Month LIBOR(2)	$319	$(154,569)	$(154,888)
50,000	06/12/18	1.355%	3 Month LIBOR(2)	262	(183,900)	(184,162)
60,000	06/12/20	1.896%	3 Month LIBOR(2)	393	(404,263)	(404,656)

SEE NOTES TO FINANCIAL STATEMENTS.

A117

AST BOND PORTFOLIO 2025 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2015 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2015	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements (continued)
47,885	12/31/21	1.950%	3 Month LIBOR(2)	$89,453	$290,453	$201,000
12,600	12/31/21	1.831%	3 Month LIBOR(2)	40,681	169,210	128,529
75,000	03/18/22	2.086%	3 Month LIBOR(2)	600	16,392	15,792
15,015	05/31/22	2.200%	3 Month LIBOR(2)	(16,454)	(16,632)	(178)
30,000	06/12/22	2.242%	3 Month LIBOR(2)	312	(247,704)	(248,016)
8,040	02/12/24	2.078%	3 Month LIBOR(2)	198	162,476	162,278
160	08/18/24	2.750%	3 Month LIBOR(1)	151	4,972	4,821
850	09/06/24	2.735%	3 Month LIBOR(2)	157	(25,120)	(25,277)
19,000	10/07/24	2.606%	3 Month LIBOR(1)	302	344,804	344,502
15,000	10/09/24	2.582%	3 Month LIBOR(1)	270	241,036	240,766
11,000	01/06/25	2.240%	3 Month LIBOR(1)	238	(168,933)	(169,171)
22,000	01/22/25	1.916%	3 Month LIBOR(2)	326	(972,584)	(972,910)
19,000	03/02/25	2.119%	3 Month LIBOR(1)	302	(521,451)	(521,753)
6,800	03/12/25	2.243%	3 Month LIBOR(1)	204	(113,376)	(113,580)
65,000	03/19/25	2.300%	3 Month LIBOR(1)	670	(761,425)	(762,095)
250,000	05/12/25	2.229%	3 Month LIBOR(1)	2,150	(4,856,389)	(4,858,539)
158,000	06/12/25	2.556%	3 Month LIBOR(1)	1,414	1,495,816	1,494,402
14,200	12/31/25	0.000%	3 Month LIBOR(1)	264	899,376	899,112
8,800	12/31/25	0.000%	3 Month LIBOR(1)	220	593,654	593,434
4,650	12/31/25	0.000%	3 Month LIBOR(1)	187	749,322	749,135
3,350	12/31/25	0.000%	3 Month LIBOR(1)	177	111,573	111,396
10,000	10/09/29	2.892%	3 Month LIBOR(1)	250	238,448	238,198
24,200	03/12/30	2.441%	3 Month LIBOR(1)	392	(827,565)	(827,957)
13,000	05/12/30	2.441%	3 Month LIBOR(1)	280	(459,828)	(460,108)
12,000	06/17/30	2.692%	3 Month LIBOR(1)	270	(47,744)	(48,014)

				$123,988	$(4,443,951)	$(4,567,939)

U.S. Treasury securities with a combined market value of $32,323,074 has been segregated with Citigroup Global Markets to cover requirements for open exchange-traded interest rate swap contracts at June 30, 2015.

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$64,302,965	$—
Commercial Mortgage-Backed Securities	—	90,529,074	—
Corporate Bonds	—	46,950,974	—
Non-Corporate Foreign Agencies	—	2,933,686	—
Sovereigns	—	1,819,931	—
U.S. Government Agency Obligations	—	91,895,801	—
U.S. Treasury Obligations	—	253,777,414	—
Affiliated Money Market Mutual Fund	10,864,059	—	—
Options Purchased	322,813	—	—
Options Written	(174,906)	—	—
Other Financial Instruments*
Futures Contracts	(579,363)	—	—
Exchange-traded interest rate swaps	—	(4,567,939)	—

Total	$10,432,603	$547,641,906	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A118

AST BOND PORTFOLIO 2025 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange- traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2015 were as follows:

U.S. Treasury Obligations	45.2%
U.S. Government Agency Obligations	16.4
Commercial Mortgage-Backed Securities	16.1
Non-Residential Mortgage-Backed Securities	11.4
Banking	2.6
Affiliated Money Market Mutual Fund	1.9
Pharmaceuticals	1.1
Non-Corporate Foreign Agencies	0.5
Chemicals	0.5
Food & Staples Retailing	0.4
Tobacco	0.4
Metal Fabricate/Hardware	0.4
Healthcare Equipment & Services	0.4
Sovereigns	0.3
Software	0.3
Electric	0.3
Wireless Telecommunication Services	0.2

Communications Equipment	0.2%
Biotechnology	0.2
Insurance	0.2
Railroads	0.1
Packaging	0.1
Consumer Finance	0.1
Energy – Other	0.1
Telecommunications	0.1
Oil & Gas Equipment & Services	0.1
Foods	0.1
Automobiles	0.1
Specialty Retail	0.1
Retailers	0.1
Gas Utilities	0.1
Healthcare & Pharmaceutical	0.1
Call Options	0.1

100.3
Liabilities in excess of other assets	(0.3)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2015 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from/to broker — variation margin futures	$101,043	*	Due from/to broker — variation margin futures	$680,406	*
Interest rate contracts	Due from/to broker — variation margin swaps	5,183,365	*	Due from/to broker — variation margin swaps	9,751,304	*
Interest rate contracts	Unaffiliated investments	322,813		Options written outstanding, at value	174,906

Total		$5,607,221			$10,606,616

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Options Written	Futures	Swaps	Total
Interest rate contracts	$(283,364)	$75,248	$1,745,272	$1,699,456	$3,236,612

*	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Options Written	Futures	Swaps	Total
Interest rate contracts	$26,623	$(25,518)	$(755,070)	$(8,596,009)	$(9,349,974)

*	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A119

AST BOND PORTFOLIO 2025 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

For the six months ended June 30, 2015, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts - Long Positions(3)	Futures Contracts - Short Positions(3)	Interest Rate Swap Agreements(2)
$115,935	$26,533	$11,330,560	$121,175,431	$444,922

(1)	Cost.

(2)	Notional Amount in USD (000).

(3)	Value at Trade Date.

SEE NOTES TO FINANCIAL STATEMENTS.

A120

AST BOND PORTFOLIO 2025 (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2015

ASSETS:
Investments at value:
Unaffiliated investments (cost $556,243,407)	$552,532,658
Affiliated investments (cost $10,864,059)	10,864,059
Cash	940
Dividends and interest receivable	2,224,008
Due from broker—variation margin swaps	68,631
Prepaid expenses	68

Total Assets	565,690,364

LIABILITIES:
Payable for investments purchased	3,031,837
Advisory fees payable	272,268
Due to broker—variation margin futures	207,316
Payable for fund share repurchased	195,597
Options written outstanding, at value (premiums received $153,153)	174,906
Accrued expenses and other liabilities	72,963
Distribution fee payable	7,357
Affiliated transfer agent fee payable	350

Total Liabilities	3,962,594

NET ASSETS	$561,727,770

Net assets were comprised of:
Paid-in capital	$563,202,361
Retained earnings	(1,474,591)

Net assets, June 30, 2015	$561,727,770

Net asset value and redemption price per share, $561,727,770 / 49,500,713 outstanding shares of beneficial interest	$11.35

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2015

INCOME
Interest income (net of $710 foreign withholding tax)	$2,772,719
Affiliated dividend income	24,390

2,797,109

EXPENSES
Advisory fees	911,820
Distribution fee	143,856
Custodian and accounting fees.	25,000
Audit fee	23,000
Trustees’ fees	6,000
Legal fees and expenses	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Shareholder servicing fees and expenses	3,000
Loan interest expense	1,344
Miscellaneous	7,072

Total expenses	1,129,092

NET INVESTMENT INCOME	1,668,017

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on:
Investment transactions	2,148,064
Futures transactions	1,745,272
Swap agreement transactions	1,699,456
Options written transactions	75,248

5,668,040

Net change in unrealized appreciation (depreciation) on:
Investments	(4,563,298)
Futures	(755,070)
Swap agreements	(8,596,009)
Options written	(25,518)

(13,939,895)

NET LOSS ON INVESTMENTS	(8,271,855)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(6,603,838)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2015	January 2, 2014 through December 31, 2014*
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$1,668,017	$358,234
Net realized gain (loss) on investment transactions	5,668,040	(289,078)
Net change in unrealized appreciation (depreciation) on investments	(13,939,895)	5,060,091

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(6,603,838)	5,129,247

FUND SHARE TRANSACTIONS:
Fund share sold [47,665,208 and 11,788,737 shares, respectively]	548,961,503	129,927,891
Fund share repurchased [7,409,350 and 2,543,882 shares, respectively]	(87,010,635)	(28,676,398)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	461,950,868	101,251,493

TOTAL INCREASE IN NET ASSETS	455,347,030	106,380,740
NET ASSETS:
Beginning of period	106,380,740	—

End of period	$561,727,770	$106,380,740

*	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A121

AST BOND PORTFOLIO 2026

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

LONG-TERM INVESTMENTS — 99.7% ASSET-BACKED SECURITIES — 8.3%	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Non-Residential Mortgage-Backed Securities
Ally Auto Receivables Trust, Series 2015-SN1, Class A2A	0.930%		06/20/17	200	$200,028
American Express Credit Account Master Trust, Series 2013-2, Class B	0.886%	(c)	05/17/21	400	401,996
American Express Credit Account Master Trust, Series 2014-1, Class B	0.686%	(c)	12/15/21	175	174,664
AmeriCredit Automobile Receivables Trust, Series 2015-1, Class A2B	0.604%	(c)	04/09/18	50	50,006
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 144A	2.630%		12/20/21	300	299,230
BA Credit Card Trust, Series 2014-A3, Class A	0.476%	(c)	01/15/20	200	199,874
BA Credit Card Trust, Series 2015-A1, Class A	0.516%	(c)	06/15/20	50	50,041
Bank of America Auto Trust, Series 2012-1, Class B	1.590%		02/15/17	200	200,959
Bank of The West Auto Trust, Series 2015-1, Class A3, 144A	1.310%		10/15/19	800	799,626
CarMax Auto Owner Trust, Series 2015-2, Class A2B	0.466%	(c)	06/15/18	200	200,007
Chase Issuance Trust, Series 2013-A3, Class A3	0.466%	(c)	04/15/20	200	199,695
Chase Issuance Trust, Series 2015-A1, Class A1	0.506%	(c)	02/18/20	100	100,111
Chrysler Capital Auto Receivables Trust, Series 2015-AA, Class A3, 144A	1.220%		07/15/19	100	99,976
Citibank Credit Card Issuance Trust, Series 2003-A7, Class A7	4.150%		07/07/17	77	77,047
Discover Card Execution Note Trust, Series 2015-A2, Class A	1.900%		10/17/22	200	198,560
Enterprise Fleet Financing LLC, Series 2013-2, Class A2, 144A	1.060%		03/20/19	925	925,880
Ford Credit Auto Owner Trust, Series 2014-B, Class A2	0.470%		03/15/17	67	67,438
Ford Credit Auto Owner Trust, Series 2015-A, Class A2B	0.436%	(c)	01/15/18	100	100,014
GE Dealer Floorplan Master Note Trust, Series 2014-1, Class A	0.567%	(c)	07/20/19	800	795,699
GE Equipment Small Ticket LLC, Series 2014-1A, Class A2, 144A	0.590%		08/24/16	219	219,321
GM Financial Automobile Leasing Trust, Series 2015-1, Class A2	1.100%		12/20/17	200	200,269
GMF Floorplan Owner Revolving Trust, Series 2015-1, Class A2, 144A	0.686%	(c)	05/15/20	300	300,125
Hyundai Auto Lease Securitization Trust, Series 2015-A, Class A2, 144A	1.000%		10/16/17	100	100,232
John Deere Owner Trust, Series 2015-A, Class A2B	0.456%	(c)	02/15/18	100	99,994
Nissan Auto Receivables Owner Trust, Series 2014-A, Class A3	0.720%		08/15/18	800	798,643
Porsche Innovative Lease Owner Trust, Series 2015-1, Class A2, 144A	0.790%		11/21/17	600	599,750
SLM Student Loan Trust, Series 2013-6, Class A1	0.467%	(c)	02/25/19	163	163,245
SunTrust Auto Receivables Trust, Series 2015-1A, Class A3, 144A	1.420%		09/16/19	1,000	999,900
Volkswagen Auto Loan Enhanced Trust, Series 2013-2, Class A2	0.420%		07/20/16	16	16,478
Volkswagen Auto Loan Enhanced Trust, Series 2014-2, Class A2	0.530%		07/20/17	186	185,587

SEE NOTES TO FINANCIAL STATEMENTS.

A122

AST BOND PORTFOLIO 2026 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Non-Residential Mortgage-Backed Securities (continued)
World Omni Auto Receivables Trust, Series 2014-A, Class A3	0.940%		04/15/19	800	$800,488

TOTAL ASSET-BACKED SECURITIES (cost $9,628,758)					9,624,883

COMMERCIAL MORTGAGE-BACKED SECURITIES — 14.4%
Banc of America Commercial Mortgage Trust, Series 2006-2, Class AM	5.951%	(c)	05/10/45	200	207,467
Banc of America Commercial Mortgage Trust, Series 2006-3, Class A4	5.889%	(c)	07/10/44	92	95,231
COBALT CMBS Commercial Mortgage Trust, Series 2007-C2, Class AMFX	5.526%		04/15/47	600	638,197
Commercial Mortgage Trust, Series 2006-GG7, Class A4	6.013%	(c)	07/10/38	48	48,640
Commercial Mortgage Trust, Series 2013-CR7, Class A1	0.716%		03/10/46	292	291,073
Commercial Mortgage Trust, Series 2013-LC13, Class A2	3.009%		08/10/46	400	414,995
Commercial Mortgage Trust, Series 2014-CR18, Class A3	3.528%		07/15/47	400	416,144
Commercial Mortgage Trust, Series 2014-LC17, Class A5	3.917%		10/10/47	206	216,035
Commercial Mortgage Trust, Series 2014-UBS3, Class A2	2.844%		06/10/47	300	308,622
Commercial Mortgage Trust, Series 2014-UBS5, Class A4	3.838%		09/10/47	215	223,474
Commercial Mortgage Trust, Series 2015-CR22, Class A3	3.207%		03/10/48	100	102,023
Commercial Mortgage Trust, Series 2015-LC21, Class A3	3.445%		07/10/48	600	605,314
Credit Suisse Commercial Mortgage Trust, Series 2006-C2, Class A1A	5.860%	(c)	03/15/39	64	65,184
Credit Suisse Commercial Mortgage Trust, Series 2006-C2, Class A3	5.860%	(c)	03/15/39	56	56,625
Credit Suisse Commercial Mortgage Trust, Series 2006-C5, Class A1A	5.297%		12/15/39	48	49,781
DBUBS Mortgage Trust, Series 2011-LC3A, Class A2	3.642%		08/10/44	513	521,653
FHLMC Multifamily Structured Pass-Through Certificates, Series K029, Class A2	3.320%		02/25/23	200	209,535
FHLMC Multifamily Structured Pass-Through Certificates, Series K036, Class A2	3.527%		10/25/23	180	190,000
GS Mortgage Securities Trust, Series 2006-GG6, Class AM	5.622%	(c)	04/10/38	50	50,834
GS Mortgage Securities Trust, Series 2011-GC3, Class A3, 144A	4.473%		03/10/44	1,000	1,017,642
GS Mortgage Securities Trust, Series 2014-GC18, Class A2	2.924%		01/10/47	60	61,926
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class A2	3.003%		01/15/47	400	414,131
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A3	3.669%		04/15/47	60	62,712
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP3, Class A4B	4.996%	(c)	08/15/42	70	69,968
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class AM	5.440%		05/15/45	150	155,874

SEE NOTES TO FINANCIAL STATEMENTS.

A123

AST BOND PORTFOLIO 2026 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB19, Class A1A	5.885%	(c)	02/12/49	701	$745,567
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A1A	5.335%		11/15/38	410	429,718
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A3	5.347%		11/15/38	650	678,655
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A1A	5.387%		02/15/40	212	224,397
Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class AM	5.460%	(c)	11/12/37	70	70,184
Merrill Lynch Mortgage Trust, Series 2006-C1, Class AM	5.865%	(c)	05/12/39	50	51,380
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class AM	6.066%	(c)	06/12/46	50	51,806
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3, Class AM	5.456%	(c)	07/12/46	900	938,541
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class AM	5.204%	(c)	12/12/49	1,000	1,048,854
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A1	0.825%		05/15/46	264	262,842
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class A2	3.101%		12/15/47	150	155,474
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3	3.451%		07/15/50	800	807,223
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class AM	5.478%	(c)	02/12/44	250	264,116
Morgan Stanley Capital I Trust, Series 2011-C1, Class A2, 144A	3.884%		09/15/47	309	311,923
Morgan Stanley Capital I Trust, Series 2015-MS1, Class A2	3.261%		05/15/48	600	619,348
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A1	0.779%		03/10/46	459	456,011
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A5	5.416%	(c)	01/15/45	350	354,593
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM	5.466%	(c)	01/15/45	750	765,357
Wachovia Bank Commercial Mortgage Trust, Series 2006-C24, Class A3	5.558%	(c)	03/15/45	121	122,770
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class AM	5.896%	(c)	05/15/43	116	119,602
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A1A	5.559%		10/15/48	63	66,117
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A5	5.500%		04/15/47	275	292,314
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class A2	2.552%		06/15/48	800	806,972
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class A3	3.368%		06/15/48	500	499,899
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A3	3.086%		04/15/50	100	100,765

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $16,811,063)					16,737,508

CORPORATE BONDS — 6.5%
Aerospace & Defense — 0.3%
Lockheed Martin Corp., Sr. Unsec’d. Notes	2.900%		03/01/25	5	4,804

SEE NOTES TO FINANCIAL STATEMENTS.

A124

AST BOND PORTFOLIO 2026 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Aerospace & Defense (continued)
Precision Castparts Corp., Sr. Unsec’d. Notes	3.250%	06/15/25	370	$365,298

				370,102

Banking — 2.6%
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.125%	01/22/24	585	599,548
Capital One Financial Corp., Sr. Unsec’d. Notes	3.200%	02/05/25	25	23,647
Citigroup, Inc., Sr. Unsec’d. Notes	3.750%	06/16/24	130	130,770
Citigroup, Inc., Sub. Notes	3.875%	03/26/25	250	239,476
Citigroup, Inc., Sub. Notes	4.400%	06/10/25	200	199,255
Discover Financial Services, Sr. Unsec’d. Notes	3.750%	03/04/25	20	19,097
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%	01/23/25	525	509,142
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	3.850%	07/08/24	55	54,952
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.125%	01/23/25	580	553,758
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.700%	10/23/24	75	74,696
Morgan Stanley, Sr. Unsec’d. Notes, MTN	3.875%	04/29/24	505	510,381
Royal Bank of Canada (Canada), Covered Notes	2.200%	09/23/19	63	63,464
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	3.000%	02/19/25	20	19,155

				2,997,341

Chemicals — 0.4%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	3.500%	10/01/24	450	441,562

Electric — 0.3%
Exelon Corp., Sr. Unsec’d. Notes	3.950%	06/15/25	105	105,620
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	3.500%	06/15/25	60	59,892
PacifiCorp, First Mortgage Bonds	3.350%	07/01/25	160	160,112

				325,624

Energy – Other — 0.1%
EOG Resources, Inc., Sr. Unsec’d. Notes	3.150%	04/01/25	100	97,561

Foods
JM Smucker Co. (The), Gtd. Notes, 144A	3.500%	03/15/25	35	34,289

Healthcare & Pharmaceutical — 1.3%
AbbVie, Inc., Sr. Unsec’d. Notes	3.200%	11/06/22	25	24,755
AbbVie, Inc., Sr. Unsec’d. Notes	3.600%	05/14/25	250	247,099
Actavis Funding SCS, Gtd. Notes	3.450%	03/15/22	85	84,195
Becton Dickinson & Co., Sr. Unsec’d. Notes	3.734%	12/15/24	100	99,664
Cardinal Health, Inc., Sr. Unsec’d. Notes	3.750%	09/15/25	290	288,515
Medtronic, Inc., Gtd. Notes, 144A	3.500%	03/15/25	400	398,635
Merck & Co., Inc., Sr. Unsec’d. Notes	2.350%	02/10/22	300	290,158
Merck & Co., Inc., Sr. Unsec’d. Notes	2.750%	02/10/25	70	67,125

				1,500,146

Insurance
Lincoln National Corp., Sr. Unsec’d. Notes	3.350%	03/09/25	20	19,400

Oil, Gas & Consumable Fuels
Enterprise Products Operating LLC, Gtd. Notes	3.700%	02/15/26	35	33,889

Paper — 0.1%
International Paper Co., Sr. Unsec’d. Notes	3.800%	01/15/26	125	122,474

SEE NOTES TO FINANCIAL STATEMENTS.

A125

AST BOND PORTFOLIO 2026 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Railroads — 0.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.400%		09/01/24	100	$99,286

Retailers — 0.4%
CVS Health Corp., Sr. Unsec’d. Notes	3.375%		08/12/24	375	368,451
Home Depot, Inc. (The), Sr. Unsec’d. Notes	3.750%		02/15/24	100	104,070

					472,521

Technology — 0.3%
Apple, Inc., Sr. Unsec’d. Notes	3.200%		05/13/25	105	104,457
Apple, Inc., Sr. Unsec’d. Notes	3.450%		05/06/24	100	101,973
Microsoft Corp., Sr. Unsec’d. Notes	2.375%		02/12/22	15	14,731
Microsoft Corp., Sr. Unsec’d. Notes	2.700%		02/12/25	85	81,909
Oracle Corp., Sr. Unsec’d. Notes	2.950%		05/15/25	100	96,242

					399,312

Telecommunications — 0.2%
AT&T, Inc., Sr. Unsec’d. Notes	3.400%		05/15/25	115	109,676
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.500%		11/01/24	100	97,266

					206,942

Tobacco — 0.4%
BAT International Finance PLC (United Kingdom), Gtd. Notes, 144A	3.500%		06/15/22	275	277,507
Reynolds American, Inc., Gtd. Notes	4.000%		06/12/22	155	158,327

					435,834

TOTAL CORPORATE BONDS (cost $7,648,283)					7,556,283

U.S. GOVERNMENT AGENCY OBLIGATIONS — 14.7%
Federal Home Loan Mortgage Corp.	0.750%		07/14/17	2,200	2,199,952
Federal Home Loan Mortgage Corp.	2.375%		01/13/22	650	658,106
Federal National Mortgage Assoc.	1.125%		07/20/18	1,405	1,403,934
Federal National Mortgage Assoc.	2.625%		09/06/24	660	660,255
Government National Mortgage Assoc.(t)	3.500%		TBA	2,000	2,075,703
Hashemite Kingdom of Jordan, USAID Bond, Gov’t. Gtd. Notes	2.503%		10/30/20	3,170	3,273,035
Hashemite Kingdom of Jordan, USAID Bond, Gov’t. Gtd. Notes	2.578%		06/30/22	425	427,125
Hashemite Kingdom of Jordan, USAID Bond, Gov’t. Gtd. Notes	3.000%		06/30/25	270	270,675
Israel Government USAID Bond, Gov’t. Gtd. Notes	5.500%		09/18/23-04/26/24	765	927,346
Residual Funding Corp. Strips Principal, Sr. Unsec’d. Notes, PO	1.981%	(s)	07/15/20	2,900	2,624,662
Residual Funding Corp. Strips Principal, Unsec’d. Notes, PO	1.581%	(s)	10/15/19	650	599,959
Residual Funding Corp. Strips Principal, Unsec’d. Notes, PO	1.972%	(s)	10/15/20	1,280	1,149,082
Ukraine Government USAID Bond, Gov’t. Gtd. Notes	1.847%		05/29/20	840	840,663

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $17,214,786)					17,110,497

SEE NOTES TO FINANCIAL STATEMENTS.

A126

AST BOND PORTFOLIO 2026 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

U.S. TREASURY OBLIGATIONS — 55.8%	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. Treasury Bonds	2.500%	02/15/45	170	$149,614
U.S. Treasury Bonds	2.750%	08/15/42	320	297,725
U.S. Treasury Bonds	2.750%	11/15/42	1,765	1,642,001
U.S. Treasury Bonds	2.875%	05/15/43	2,895	2,758,845
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%	04/15/20	753	758,700
U.S. Treasury Notes	0.750%	06/30/17	675	676,318
U.S. Treasury Notes(h)	1.000%	03/31/17	17,280	17,412,296
U.S. Treasury Notes(k)	1.500%	10/31/19	9,500	9,505,196
U.S. Treasury Notes	1.750%	05/15/23	420	406,252
U.S. Treasury Notes	2.000%	02/28/21	8,565	8,641,280
U.S. Treasury Notes	2.125%	09/30/21	7,120	7,191,200
U.S. Treasury Notes(h)	2.250%	03/31/21	10,135	10,353,531
U.S. Treasury Notes	2.375%	08/15/24	4,905	4,931,443

TOTAL U.S. TREASURY OBLIGATIONS (cost $64,823,298)				64,724,401

TOTAL LONG-TERM INVESTMENTS (cost $116,126,188)				115,753,572

			Shares
SHORT-TERM INVESTMENTS — 2.6%
AFFILIATED MONEY MARKET MUTUAL FUND — 2.6%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $2,976,215)(w)(Note 4)			2,976,215	2,976,215

			Notional Amount (000)#
OPTIONS PURCHASED*
Call Options
U.S. Treasury Long Bond Futures,
expiring 07/24/15, Strike Price $152.00			3,600	61,875
expiring 07/24/15, Strike Price $160.00			1,800	3,938
expiring 07/24/15, Strike Price $164.00			1,800	1,406

TOTAL OPTIONS PURCHASED (cost $62,281)				67,219

TOTAL SHORT-TERM INVESTMENTS (cost $3,038,496)				3,043,434

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 102.3% (cost $119,164,684)				118,797,006

OPTIONS WRITTEN*
Call Options
U.S. Treasury Long Bond Futures,
expiring 07/24/15, Strike Price $156.00			3,600	(23,062)
expiring 07/24/15, Strike Price $158.00			3,600	(13,500)

TOTAL OPTIONS WRITTEN (premiums received $31,938)				(36,562)

SEE NOTES TO FINANCIAL STATEMENTS.

A127

AST BOND PORTFOLIO 2026 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Value (Note 2)
TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 102.3% (cost $119,132,746)	$118,760,444
LIABILITIES IN EXCESS OF OTHER ASSETS(x) — (2.3)%	(2,706,328)

NET ASSETS — 100.0%	$116,054,116

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2015.

(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.

(t)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of 2,000,000 is approximately 2% of net assets.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2015	Unrealized Appreciation (Depreciation)(1)
Long Position:
6	U.S. Long Bonds	Sep. 2015	$903,259	$905,063	$1,804

Short Positions:
118	2 Year U.S. Treasury Notes	Sep. 2015	25,786,051	25,834,625	(48,574)
154	5 Year U.S. Treasury Notes	Sep. 2015	18,280,758	18,365,703	(84,945)
76	10 Year U.S. Treasury Notes	Sep. 2015	9,569,138	9,589,062	(19,924)
40	U.S. Ultra Bonds	Sep. 2015	6,119,597	6,162,500	(42,903)

					(196,346)

					$(194,542)

(1)	A U.S. Treasury security with a market value of $620,339 has been segregated with Citigroup Global Markets to cover requirements for open contracts at June 30, 2015.

Interest rate swap agreements outstanding at June 30, 2015:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2015	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
15,000	06/12/17	0.980%	3 Month LIBOR(2)	$184	$(30,914)	$(31,098)
9,000	06/12/18	1.355%	3 Month LIBOR(2)	170	(33,102)	(33,272)
15,000	06/12/20	1.896%	3 Month LIBOR(2)	211	(101,066)	(101,277)
11,235	12/31/21	1.950%	3 Month LIBOR(2)	19,072	68,147	49,075
1,070	12/31/21	1.831%	3 Month LIBOR(2)	3,719	14,370	10,651
985	05/31/22	2.200%	3 Month LIBOR(2)	(591)	(1,091)	(500)
14,000	06/12/22	2.242%	3 Month LIBOR(2)	226	(115,595)	(115,821)
460	02/12/24	2.078%	3 Month LIBOR(2)	153	9,296	9,143
1,800	03/02/25	2.118%	3 Month LIBOR(1)	164	(49,480)	(49,644)
3,200	03/12/25	2.243%	3 Month LIBOR(1)	176	(53,353)	(53,529)
57,000	05/12/25	2.229%	3 Month LIBOR(1)	606	(1,107,256)	(1,107,862)
34,000	06/12/25	2.556%	3 Month LIBOR(1)	422	321,885	321,463
5,000	12/31/26	0.000%	3 Month LIBOR(1)	190	(89,467)	(89,657)
4,800	03/12/30	2.441%	3 Month LIBOR(1)	198	(164,145)	(164,343)
21,000	05/12/30	2.441%	3 Month LIBOR(1)	360	(742,799)	(743,159)
11,000	06/17/30	2.692%	3 Month LIBOR(1)	260	(43,765)	(44,025)

				$25,520	$(2,118,335)	$(2,143,855)

SEE NOTES TO FINANCIAL STATEMENTS.

A128

AST BOND PORTFOLIO 2026 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

U.S. Treasury securities with a combined market value of $7,131,102 and cash balance of $700,000 have been segregated with Citigroup Global Markets to cover requirements for open exchange-traded interest rate contracts at June 30, 2015.

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$9,624,883	$—
Commercial Mortgage-Backed Securities	—	16,737,508	—
Corporate Bonds	—	7,556,283	—
U.S. Government Agency Obligations	—	17,110,497	—
U.S. Treasury Obligations	—	64,724,401	—
Affiliated Money Market Mutual Fund	2,976,215	—	—
Options Purchased	67,219	—	—
Options Written	(36,562)	—	—
Other Financial Instruments*
Futures Contracts	(194,542)	—	—
Exchange-traded interest rate swaps	—	(2,143,855)	—

Total	$2,812,330	$113,609,717	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2015 were as follows:

U.S. Treasury Obligations	55.8%
U.S. Government Agency Obligations	14.7
Commercial Mortgage-Backed Securities	14.4
Non-Residential Mortgage-Backed Securities	8.3
Banking	2.6
Affiliated Money Market Mutual Fund	2.6
Healthcare & Pharmaceutical	1.3
Retailers	0.4
Chemicals	0.4
Tobacco	0.4
Technology	0.3
Aerospace & Defense	0.3
Electric	0.3
Telecommunications	0.2
Paper	0.1
Railroads	0.1
Energy – Other	0.1

102.3
Liabilities in excess of other assets	(2.3)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A129

AST BOND PORTFOLIO 2026 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2015 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from/to broker — variation margin futures	$1,804	*	Due from/to broker — variation margin futures	$196,346	*
Interest rate contracts	Due from/to broker — variation margin swaps	390,332	*	Due from/to broker — variation margin swaps	2,534,187	*
Interest rate contracts	Unaffiliated investments	67,219		Options written outstanding, at value	36,562

Total		$459,355			$2,767,095

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the period ended June 30, 2015 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Options Written	Futures	Swaps	Total
Interest rate contracts	$(30,657)	$7,475	$487,547	$293,659	$758,024

*	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Options Written	Futures	Swaps	Total
Interest rate contracts	$4,938	$(4,624)	$(194,542)	$(2,143,855)	$(2,338,083)

*	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the period ended June 30, 2015, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts - Long Positions(3)	Futures Contracts - Short Positions(3)	Interest Rate Swap Agreements(2)
$31,501	$4,600	$880,024	$35,334,556	$110,250

(1)	Cost.

(2)	Notional Amount in USD (000).

(3)	Value at Trade Date.

SEE NOTES TO FINANCIAL STATEMENTS.

A130

AST BOND PORTFOLIO 2026 (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2015

ASSETS:
Investments at value:
Unaffiliated investments (cost $116,188,469)	$115,820,791
Affiliated investments (cost $2,976,215)	2,976,215
Cash	13,882
Deposit with Broker	700,000
Dividends and interest receivable	467,295
Due from broker—variation margin futures	16,006
Receivable for investments sold	347
Prepaid expenses	113

Total Assets	119,994,649

LIABILITIES:
Payable for investments purchased	3,536,499
Payable for fund share repurchased	199,017
Advisory fees payable	67,066
Due to broker—variation margin swaps	54,524
Accrued expenses and other liabilities	45,046
Options written outstanding, at value (premiums received $31,938)	36,562
Distribution fee payable	1,469
Affiliated transfer agent fee payable	350

Total Liabilities	3,940,533

NET ASSETS	$116,054,116

Net assets were comprised of:
Paid-in capital	$117,960,515
Retained earnings	(1,906,399)

Net assets, June 30, 2015	$116,054,116

Net asset value and redemption price per share, $116,054,116 / 11,913,184 outstanding shares of beneficial interest	$9.74

STATEMENT OF OPERATIONS

(Unaudited)

For the Period January 2, 2015* through June 30, 2015

INCOME
Interest income (net of $38 foreign withholding tax)	$303,753
Affiliated dividend income	4,860

308,613

EXPENSES
Advisory fees	119,673
Distribution fee	18,881
Audit fee	23,000
Custodian and accounting fees	20,000
Trustees’ fees	5,000
Legal fees and expenses	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Shareholders’ reports	3,000
Insurance expenses	1,000
Miscellaneous	3,576

Total expenses	202,130
Less: advisory fee waiver and/or expense reimbursement	(15,229)

Net expenses	186,901

NET INVESTMENT INCOME	121,712

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	(106,093)
Futures transactions	487,547
Swap agreement transactions	293,659
Options written transactions	7,475

682,588

Net change in unrealized appreciation (depreciation) on:
Investments	(367,678)
Futures	(194,542)
Swap agreements	(2,143,855)
Options written	(4,624)

(2,710,699)

NET LOSS ON INVESTMENTS	(2,028,111)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,906,399)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

January 2, 2015* through June 30, 2015
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$121,712
Net realized gain on investment transactions	682,588
Net change in unrealized appreciation (depreciation) on investments	(2,710,699)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	(1,906,399)

FUND SHARE TRANSACTIONS:
Fund share sold [12,654,641 shares]	125,333,968
Fund share repurchased [741,457 shares]	(7,373,453)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	117,960,515

TOTAL INCREASE IN NET ASSETS	116,054,116
NET ASSETS:
Beginning of period	—

End of period	$116,054,116

*	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A131

AST GLOBAL REAL ESTATE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

LONG-TERM INVESTMENTS — 99.5%
COMMON STOCKS	Shares	Value (Note 2)
Australia — 6.6%
Charter Hall Office, REIT (Escrow Shares)*	230,500	$—
Dexus Property Group, REIT	836,693	4,708,085
Federation Centres, REIT	1,713,569	3,855,723
Goodman Group, REIT	909,560	4,392,893
Investa Office Fund, REIT	751,028	2,200,077
Lend Lease Group	297,100	3,435,151
Mirvac Group, REIT	2,190,914	3,121,357
Scentre Group, REIT	1,700,016	4,910,856
Stockland, REIT	1,069,339	3,376,682
Westfield Corp., REIT	1,338,379	9,400,431

		39,401,255

Austria — 0.3%
CA Immobilien Anlagen AG*	92,874	1,620,413

Canada — 1.8%
Boardwalk Real Estate Investment Trust, REIT	47,026	2,132,172
Brookfield Canada Office Properties, REIT	83,941	1,816,593
Canadian Apartment Properties, REIT	55,684	1,230,487
Chartwell Retirement Residences, REIT	370,797	3,408,126
RioCan Real Estate Investment Trust, REIT	90,123	1,931,619

		10,518,997

China — 0.2%
China Overseas Land & Investment Ltd.	320,000	1,126,438

France — 3.1%
Fonciere des Regions, REIT	43,820	3,728,196
Klepierre, REIT	108,262	4,773,222
Unibail-Rodamco SE, REIT	39,015	9,910,020

		18,411,438

Germany — 2.0%
Alstria Office REIT-AG, REIT*	157,009	2,022,594
Deutsche Annington Immobilien SE	152,513	4,303,616
LEG Immobilien AG*	29,069	2,020,107
TLG Immobilien AG	141,223	2,283,707
Westgrund AG*	231,174	1,172,648

		11,802,672

Hong Kong — 8.5%
Cheung Kong Property Holdings Ltd.*	956,500	7,934,278
Hang Lung Properties Ltd.	403,000	1,197,685
Henderson Land Development Co. Ltd.	851,510	5,820,872
Hongkong Land Holdings Ltd.	539,800	4,426,360
Kerry Properties Ltd.	808,500	3,169,167
Sino Land Co. Ltd.	2,366,400	3,949,800
Sun Hung Kai Properties Ltd.	1,353,000	21,895,304
Wharf Holdings Ltd. (The)	438,000	2,910,748

		51,304,214

Ireland — 1.3%
Green REIT PLC, REIT	1,434,219	2,344,049
Hibernia REIT PLC, REIT	2,280,825	3,203,906
Irish Residential Properties REIT PLC, REIT	1,823,946	2,257,107

		7,805,062

Japan — 14.0%
Activia Properties, Inc., REIT	656	5,555,296
Advance Residence Investment Corp., REIT	209	511,843

COMMON STOCKS (continued)	Shares	Value (Note 2)
Japan (continued)
AEON REIT Investment Corp., REIT	711	$949,469
Daito Trust Construction Co. Ltd.	22,300	2,307,945
Daiwa House Industry Co. Ltd.	329,600	7,679,004
Daiwa House REIT Investment Corp., REIT	596	2,510,259
Japan Real Estate Investment Corp., REIT	560	2,541,434
Japan Retail Fund Investment Corp., REIT	1,219	2,437,621
Kenedix Retail REIT Corp., REIT*	1,116	2,649,001
Mitsubishi Estate Co. Ltd.	482,000	10,381,361
Mitsui Fudosan Co. Ltd.	938,000	26,247,967
Nippon Prologis REIT, Inc., REIT	1,732	3,187,126
Nomura Real Estate Master Fund, Inc., REIT	1,599	2,031,818
Nomura Real Estate Office Fund, Inc., REIT	127	575,805
Nomura Real Estate Residential Fund, Inc., REIT	122	688,523
Sumitomo Realty & Development Co. Ltd.	310,000	10,864,547
Tokyu Fudosan Holdings Corp.	395,100	3,045,077
United Urban Investment Corp., REIT	47	66,372

		84,230,468

Mexico — 0.3%
Prologis Property Mexico SA de CV, REIT*	1,084,545	1,825,803

Netherlands — 0.8%
Eurocommercial Properties NV, REIT	57,727	2,416,731
Wereldhave NV, REIT	39,039	2,223,766

		4,640,497

Singapore — 3.8%
Ascendas Real Estate Investment Trust, REIT	1,837,900	3,355,504
Cache Logistics Trust, REIT	2,681,500	2,298,935
CapitaLand Ltd.	1,756,000	4,559,918
Keppel REIT, REIT	5,560,850	4,727,455
Mapletree Commercial Trust, REIT	3,740,200	4,067,386
Suntec Real Estate Investment Trust, REIT	3,222,000	4,126,937

		23,136,135

Spain — 0.3%
Axiare Patrimonio SOCIMI SA, REIT	134,277	1,802,376

Sweden — 1.3%
Atrium Ljungberg AB (Class B Stock)	171,723	2,247,561
Fabege AB	162,003	2,207,632
Hufvudstaden AB (Class A Stock)	166,481	2,025,236
Kungsleden AB	136,517	925,958
Pandox AB*	52,534	700,255

		8,106,642

Switzerland — 0.3%
PSP Swiss Property AG*	22,226	1,903,564

United Kingdom — 7.4%
Big Yellow Group PLC, REIT	265,990	2,664,330
British Land Co. PLC (The), REIT	641,692	7,992,932
Capital & Counties Properties PLC	263,607	1,802,133
Derwent London PLC, REIT	52,042	2,779,829
Empiric Student Property PLC, REIT	1,019,904	1,738,728
Great Portland Estates PLC, REIT	363,945	4,436,841
Hammerson PLC, REIT	561,237	5,423,934
Land Securities Group PLC, REIT	488,751	9,241,773
Segro PLC, REIT	516,455	3,290,523
Shaftesbury PLC, REIT	193,351	2,634,765

SEE NOTES TO FINANCIAL STATEMENTS.

A132

AST GLOBAL REAL ESTATE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
United Kingdom (continued)
Tritax Big Box REIT PLC, REIT	1,465,623	$2,607,459

		44,613,247

United States — 47.5%
Acadia Realty Trust, REIT	121,293	3,530,839
Alexandria Real Estate Equities, Inc., REIT	56,217	4,916,739
American Campus Communities, Inc., REIT	117,052	4,411,690
Apartment Investment & Management Co. (Class A Stock), REIT	167,362	6,180,679
Apple Hospitality REIT, Inc.	21,860	412,498
AvalonBay Communities, Inc., REIT	63,923	10,219,370
Boston Properties, Inc., REIT	111,816	13,534,209
Camden Property Trust, REIT	130,873	9,721,246
Cedar Realty Trust, Inc., REIT	431,635	2,762,464
Chambers Street Properties, REIT	300,456	2,388,625
Chesapeake Lodging Trust, REIT	79,241	2,415,266
Community Healthcare Trust, Inc.*	74,818	1,440,247
Cubesmart, REIT	217,226	5,030,954
Empire State Realty Trust, Inc. (Class A Stock), REIT	345,216	5,889,385
Equity One, Inc., REIT	285,038	6,652,787
Extra Space Storage, Inc., REIT	74,129	4,834,693
First Industrial Realty Trust, Inc., REIT	363,299	6,804,590
First Potomac Realty Trust, REIT	409,622	4,219,107
Forest City Enterprises, Inc. (Class A Stock)*	156,686	3,462,761
General Growth Properties, Inc., REIT	498,910	12,802,031
Gramercy Property Trust, Inc., REIT	155,967	3,644,949
Health Care REIT, Inc., REIT	246,935	16,206,344
Healthcare Trust of America, Inc. (Class A Stock), REIT	181,398	4,344,482
Hilton Worldwide Holdings, Inc.*	84,463	2,326,956
Home Properties, Inc., REIT	93,370	6,820,679
Host Hotels & Resorts, Inc., REIT	124,405	2,466,951
Hudson Pacific Properties, Inc., REIT	213,476	6,056,314
Kilroy Realty Corp., REIT	78,338	5,260,397
La Quinta Holdings, Inc.*	230,416	5,265,006
New York REIT, Inc., REIT	389,884	3,879,346
Parkway Properties, Inc., REIT	255,680	4,459,059
Physicians Realty Trust, REIT	286,446	4,399,811
Piedmont Office Realty Trust, Inc. (Class A Stock), REIT	204,800	3,602,432
Post Properties, Inc., REIT	133,176	7,240,779
ProLogis, Inc., REIT	228,131	8,463,660
Public Storage, REIT	28,430	5,241,639
Regency Centers Corp., REIT	79,561	4,692,508
Retail Properties of America, Inc. (Class A Stock), REIT	436,978	6,087,104
RLJ Lodging Trust, REIT	157,255	4,683,054
Sabra Health Care REIT, Inc., REIT	116,021	2,986,380
Simon Property Group, Inc., REIT	134,432	23,259,425
Sovran Self Storage, Inc., REIT	74,757	6,497,131
STORE Capital Corp., REIT	126,137	2,535,354
Strategic Hotels & Resorts, Inc., REIT*	751,514	9,108,350
Sunstone Hotel Investors, Inc., REIT	341,915	5,132,144
Taubman Centers, Inc., REIT	88,399	6,143,731
UDR, Inc., REIT	252,200	8,077,966
Urban Edge Properties, REIT	198,594	4,128,769

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
Weingarten Realty Investors, REIT	33,270	$1,087,596

		285,728,496

TOTAL COMMON STOCKS (cost $565,846,022)		597,977,717

SHORT-TERM INVESTMENT — 0.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $2,535,074)(w)(Note 4)	2,535,074	2,535,074

TOTAL INVESTMENTS — 99.9% (cost $568,381,096)		600,512,791
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		468,987

NET ASSETS — 100.0%		$600,981,778

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A133

AST GLOBAL REAL ESTATE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$39,401,255	$—
Austria	1,620,413	—	—
Canada	10,518,997	—	—
China	—	1,126,438	—
France	—	18,411,438	—
Germany	3,456,355	8,346,317	—
Hong Kong	12,360,638	38,943,576	—
Ireland	7,805,062	—	—
Japan	2,649,001	81,581,467	—
Mexico	1,825,803	—	—
Netherlands	—	4,640,497	—
Singapore	4,727,455	18,408,680	—
Spain	1,802,376	—	—
Sweden	2,947,816	5,158,826	—
Switzerland	—	1,903,564	—
United Kingdom	4,403,058	40,210,189	—
United States	285,728,496	—	—
Affiliated Money Market Mutual Fund	2,535,074	—	—

Total	$342,380,544	$258,132,247	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Common Stocks	$4,302,390	L1 to L2	Official Close to Model Price
Common Stocks	$11,052,726	L2 to L1	Model Price to Official Close

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2015 were as follows:

Retail REITs	20.6%
Diversified Real Estate Activities	17.4
Office REITs	12.1
Diversified REITs	11.2
Residential REITs	10.2
Industrial REITs	6.0
Health Care REITs	4.9
Real Estate Operating Companies	4.9

Specialized REITs	4.0%
Hotel & Resort REITs	4.0
Real Estate Development	2.2
Hotels, Resorts & Cruise Lines	1.4
Health Care Facilities	0.6
Affiliated Money Market Mutual Fund	0.4

99.9
Other assets in excess of liabilities	0.1

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments is equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

The Portfolio did not hold any derivative instruments as of June 30, 2015, accordingly, no derivative positions were presented in the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A134

AST GLOBAL REAL ESTATE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)
Equity contracts	$5

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

For the six months ended June 30, 2015, the Portfolio did not have any unrealized appreciation or (depreciation) on derivatives recognized in income.

SEE NOTES TO FINANCIAL STATEMENTS.

A135

AST GLOBAL REAL ESTATE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2015

ASSETS:
Investments at value:
Unaffiliated investments (cost $565,846,022)	$597,977,717
Affiliated investments (cost $2,535,074)	2,535,074
Foreign currency, at value (cost $231,285)	231,502
Dividends receivable	1,807,739
Receivable for investments sold	1,513,216
Tax reclaim receivable	964,533
Receivable for fund share sold	8,581
Prepaid expenses	769

Total Assets	605,039,131

LIABILITIES:
Payable for investments purchased	3,658,419
Advisory fees payable	237,662
Accrued expenses and other liabilities	106,181
Payable for fund share repurchased	46,438
Distribution fee payable	8,303
Affiliated transfer agent fee payable	350

Total Liabilities	4,057,353

NET ASSETS	$600,981,778

Net assets were comprised of:
Paid-in capital	$504,440,750
Retained earnings	96,541,028

Net assets, June 30, 2015	$600,981,778

Net asset value and redemption price per share, $600,981,778 / 54,528,347 outstanding shares of beneficial interest	$11.02

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2015

INCOME
Unaffiliated dividend income (net of $443,260 foreign withholding tax)	$8,634,849
Affiliated income from securities lending, net	11,285
Affiliated dividend income	617

8,646,751

EXPENSES
Advisory fees	3,222,091
Distribution fee	328,085
Custodian and accounting fees	104,000
Audit fee	21,000
Loan interest expense	13,420
Trustees’ fees	7,000
Legal fees and expenses	5,000
Insurance expenses	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Shareholders’ reports	3,000
Miscellaneous	18,527

Total expenses	3,730,123

NET INVESTMENT INCOME	4,916,628

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	30,504,014
Foreign currency transactions	(178,311)

30,325,703

Net change in unrealized appreciation (depreciation) on:
Investments	(44,447,355)
Foreign currencies	(22,816)

(44,470,171)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(14,144,468)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(9,227,840)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2015	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$4,916,628	$10,370,175
Net realized gain on investment and foreign currency transactions	30,325,703	46,676,318
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(44,470,171)	25,072,081

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(9,227,840)	82,118,574

FUND SHARE TRANSACTIONS:
Fund share sold [959,785 and 2,199,062 shares, respectively]	11,197,229	23,129,019
Fund share repurchased [4,809,534 and 4,342,283 shares, respectively]	(55,424,464)	(46,156,072)

NET DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(44,227,235)	(23,027,053)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(53,455,075)	59,091,521
NET ASSETS:
Beginning of period	654,436,853	595,345,332

End of period	$600,981,778	$654,436,853

SEE NOTES TO FINANCIAL STATEMENTS.

A136

AST HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

LONG-TERM INVESTMENTS — 97.0% BANK LOANS(c) — 3.4%	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Airlines — 0.1%
Delta Air Lines, Inc., 2014 Term Loan B-1	3.250%	10/18/18	1,455	$1,450,536

Automobiles — 0.1%
Chrysler Group LLC/CG Co-Issuer, Inc., Tranche Term Loan B	3.250%	12/31/18	1,100	1,096,009

Building Products
Quikrete Holdings, Inc., Initial Loan (Second Lien)	7.000%	03/26/21	95	95,415

Chemicals — 0.1%
Arizona Chemical US, Inc., Initial Term Loan (First Lien)	7.500%	06/10/22	174	173,130
Axalta Coating Systems, Refinanced Term Loan B	3.750%	02/01/20	990	988,423
OCI Beaumont LLC, Term Loan B-3	5.500%	08/20/19	71	71,269

				1,232,822

Communications Equipment — 0.1%
Avaya Corp., Term Loan B-7	6.250%	10/26/17	947	923,704

Diversified Financial Services
Ascensus, Inc., Initial Term Loan	9.000%	12/02/20	120	119,775
Stardust Finance Holdings, Inc., Term Loan (Senior Lien)	6.500%	02/26/22	429	429,093

				548,868

Diversified Telecommunication Services — 0.1%
Altice Financing SA, Term Loan	5.500%	07/02/19	517	520,874
Cincinnati Bell, Inc., Tranche Term Loan B	4.000%	08/09/20	85	84,646
Cincinnati Bell, Inc., Tranche Term Loan B	4.000%	09/10/20	43	42,973
Riverbed Techology, Inc., Term Loan	6.000%	02/24/22	266	268,863
Syniverse Holdings, Inc., Tranche Term Loan B	4.000%	04/23/19	515	484,531
XO Communications LLC, Initial Term Loan	4.250%	03/25/21	205	204,109

				1,605,996

Electric Utilities — 0.4%
Energy Future Intermediate Holding Co. LLC, Term Loan	4.250%	06/12/16	315	315,223
Texas Competitive Electric Holdings Co. LLC, 2017 Term Loan (Extending)(i)	4.671%	10/10/17	6,875	3,941,313
Texas Competitive Electric Holdings Co. LLC, Term Loan (Non-Extending)(i)	4.671%	10/10/16	3,975	2,288,811

				6,545,347

Energy Equipment & Services — 0.1%
Drillships Financing Holding, Inc., Term Loan	5.500%	07/08/21	211	178,786
Floatel International Ltd., Initial Term Loan	6.000%	06/27/20	404	318,801
Veresen Midstream Ltd., Tranche Term Loan B-1	5.250%	02/18/22	325	327,301

				824,888

Food & Staples Retailing — 0.3%
Albertson’s LLC, Term Loan B-4	5.500%	08/25/21	738	740,985
Rite Aid Corp., Tranche Term Loan 2 (Second Lien)	4.875%	06/21/21	2,417	2,415,918

SEE NOTES TO FINANCIAL STATEMENTS.

A137

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

BANK LOANS(c) (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Food & Staples Retailing (continued)
SUPERVALU, Inc., New Term Loan	4.500%	03/18/19	957	$957,635
SUPERVALU, Inc., New Term Loan	4.500%	03/21/19	248	248,043

				4,362,581

Food Products — 0.1%
Dole Food Co., Inc., Tranche Term Loan B	4.500%	11/01/18	846	846,245
Pinnacle Foods Finance LLC, Tranche Term Loan G	3.000%	04/29/20	1,303	1,296,790

				2,143,035

Health Care Providers & Services
InVentiv Health, Inc., Term Loan B-4	7.750%	05/15/18	660	660,379

Hotels, Restaurants & Leisure — 0.2%
American Casino & Entertainment LLC, Repriced Term Loan (First Lien)	4.500%	07/03/19	399	400,219
Delta 2 Lux Sarl, Second Lien Facility	7.750%	07/29/22	650	645,735
Intrawest Operations Group LLC, Initial Term Loan	4.750%	12/09/20	229	229,490
ROC Finance LLC, Funded Term Loan B	5.000%	06/20/19	1,150	1,126,289
Scientific Games International, Inc., Initial Term Loan	6.000%	09/30/20	247	247,319
Shingle Springs Tribal Gaming Authority, Term Facility	6.250%	08/29/19	417	418,288
Station Casinos LLC, Term Loan B	4.250%	03/02/20	360	359,621

				3,426,961

Independent Power & Renewable Electricity Producers
NFR Energy LLC, Term Loan (Second Lien)(i)	8.750%	12/31/18	667	227,780

Machinery
Gardner Denver, Inc., Initial Dollar Term loan	4.250%	07/30/20	124	121,367

Media — 0.5%
Entercom Radio LLC, Term Loan B-2	4.000%	11/23/18	226	225,485
iHeart Communications, Inc., Tranche Term Loan D	6.937%	01/30/19	2,163	1,994,304
iHeart Communications, Inc., Tranche Term Loan E	7.687%	07/30/19	797	743,575
MTL Publishing LLC, Term Loan B-2	3.750%	06/29/18	256	255,100
NEP/NCP Holdco, Inc., Term Loan (Second Lien)	9.500%	07/22/20	156	154,161
TWCC Holding Corp., Term Loan	3.500%	02/13/17	575	570,095
Univision Communications, Inc., 2013 Incremental Term Loan	4.000%	03/01/20	322	319,835
Univision Communications, Inc., Replacement Term Loan (First-Lien)	4.000%	03/01/20	2,510	2,487,547
Vertis, Inc., Term Loan(g)(i)	14.000%	12/21/15	1,758	5,823
Visant Corp., Initial Term Loan	7.000%	07/29/21	995	955,188
Warner Music Group, Tranche Refinancing Term Loan B	3.750%	07/01/20	321	315,754
Weather Channel, Term Loan	5.750%	02/11/20	40	38,955

				8,065,822

Metals & Mining — 0.1%
Coeur Mining, Inc., Term Loan(g)	8.250%	06/15/20	625	612,500
FMG Resources PTY Ltd., Loan	3.750%	06/30/19	348	308,508

SEE NOTES TO FINANCIAL STATEMENTS.

A138

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

BANK LOANS(c) (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Metals & Mining (continued)
Peabody Energy Corp., Term Loan	4.250%	09/24/20	398	$333,841

				1,254,849

Multiline Retail — 0.1%
J.C. Penney Co., Inc., Loan	6.000%	05/22/18	1,985	1,979,146

Oil, Gas & Consumable Fuels — 0.1%
Alon USA Partners LP, Tranche Term Loan B	9.250%	11/26/18	200	201,419
Fieldwood Energy LLC, Closing Date Loan (Second Lien)	8.375%	09/30/20	805	614,819
Shelf Drilling Holdings Ltd., Term Loan	10.000%	10/08/18	370	266,400
Stallion Oilfield, Loan	8.000%	06/19/18	391	318,305
W&T Offshore, Inc., Loan	9.000%	05/10/20	260	257,075

				1,658,018

Real Estate Management & Development
Realogy Corp., Extended Synthetic Commitment	4.400%	10/10/16	33	32,921

Road & Rail
Navios Maritime Partners, Term Loan	5.500%	06/18/20	254	252,079

Semiconductors & Semiconductor Equipment — 0.1%
Avago Technologies Cayman Ltd., Term Loan	3.750%	05/06/21	782	782,512
Freescale Semiconductor, Inc., Tranche Term Loan B-4	4.250%	02/28/20	1	1,241

				783,753

Software — 0.1%
First Data Corp., 2018B Second New Term Loan	3.687%	09/24/18	724	721,349

Specialty Retail — 0.2%
J.Crew Group, Inc., Initial Loan	4.000%	02/28/21	958	826,698
PetSmart, Inc., Tranche Loan B-1	4.250%	02/09/22	536	534,862
Serta Simmons Holdings LLC, Term Loan B	4.250%	10/01/19	814	813,587
Staples, Inc., Term Loan B	4.250%	04/21/21	496	495,067

				2,670,214

Technology — 0.6%
Evergreen Skills Lux Sarl, Term Loan, (original cost $4,791,063; purchased 04/23/14 - 05/13/14)(f)	9.250%	04/28/22	4,825	4,518,613
GO Daddy Operating Co. LLC, Initial Term Loan	4.250%	05/01/21	920	920,365
Kronos, Inc., Term Loan	9.750%	04/30/20	2,992	3,070,545

				8,509,523

Transportation Services
Ceva Group PLC, Canadian Term Loan	6.500%	03/19/21	9	8,173
Ceva Group PLC, Dutch BV Term Loan	6.500%	03/19/21	51	47,405
Ceva Group PLC, US Term Loan	6.500%	03/30/21	70	65,386
Ceva Logistics Canada ULC, Pre-Funded L/C Loan	6.500%	03/19/21	49	45,522
Overseas Shipholding OSG, Term Loan	5.250%	08/05/19	118	117,732
Ozburn-Hessey Holding Co. LLC, Term Loan	6.750%	05/22/19	196	195,020
Ozburn-Hessey Holding Co. LLC, Term Loan	7.750%	05/23/19	1	497

				479,735

SEE NOTES TO FINANCIAL STATEMENTS.

A139

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

BANK LOANS(c) (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Water Utilities
WTG Holdings III Corp., Term Loan (Second Lien)	8.500%	01/15/22	700	$686,000

TOTAL BANK LOANS (cost $58,570,735)				52,359,097

CORPORATE BONDS — 93.1%
Aerospace & Defense — 1.2%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	4.750%	04/15/19	2,843	2,764,817
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(a)	6.000%	10/15/22	1,025	909,687
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	6.125%	01/15/23	354	314,174
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.500%	03/15/18	450	470,250
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(a)	7.500%	03/15/25	900	816,750
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.750%	03/15/20	147	147,809
Bombardier, Inc. (Canada), Unsec’d. Notes, 144A(a)	5.500%	09/15/18	170	168,300
DAE Aviation Holdings, Inc., Gtd. Notes, 144A	10.000%	07/15/23	1,750	1,750,000
LMI Aerospace, Inc., Sec’d. Notes	7.375%	07/15/19	1,125	1,122,187
Orbital ATK, Inc., Gtd. Notes, 144A	5.250%	10/01/21	1,487	1,516,740
Sequa Corp., Gtd. Notes, 144A (original cost $2,691,844; purchased 12/10/12-12/17/13)(a)(f)(g)	7.000%	12/15/17	1,575	1,071,000
Spirit AeroSystems, Inc., Gtd. Notes	5.250%	03/15/22	244	251,930
TransDigm, Inc., Gtd. Notes	6.000%	07/15/22	2,528	2,496,400
TransDigm, Inc., Gtd. Notes	6.500%	07/15/24	3,565	3,520,438
TransDigm, Inc., Gtd. Notes	7.500%	07/15/21	550	591,250

				17,911,732

Airlines — 0.4%
Continental Airlines 2003-ERJ1 Pass-Through Trust, Pass-Through Certificates	7.875%	01/02/20	388	406,979
Continental Airlines 2004-ERJ1 Pass-Through Trust, Pass-Through Certificates	9.558%	03/01/21	261	290,833
Continental Airlines 2012-3 Class C Pass-Through Trust, Pass-Through Certificates	6.125%	04/29/18	692	721,410
Delta Air Lines 2012-1 Class B Pass-Through Trust, Pass-Through Certificates, 144A	6.875%	05/07/19	346	375,505
UAL 2007-1 Pass-Through Trust, Pass-Through Certificates	6.636%	01/02/24	634	680,210
UAL 2009-2A Pass-Through Trust, Pass-Through Certificates	9.750%	07/15/18	522	568,072
US Airways 2012-2 Class B Pass-Through Trust, Pass-Through Certificates	6.750%	12/03/22	471	507,805
US Airways 2013-1 Class B Pass-Through Trust, Pass-Through Certificates(a)	5.375%	05/15/23	2,171	2,224,971

				5,775,785

Auto Components — 2.1%
American Axle & Manufacturing, Inc., Gtd. Notes	6.250%	03/15/21	1,425	1,496,250
American Axle & Manufacturing, Inc., Gtd. Notes	6.625%	10/15/22	1,625	1,706,250
American Axle & Manufacturing, Inc., Gtd. Notes	7.750%	11/15/19	200	226,000

SEE NOTES TO FINANCIAL STATEMENTS.

A140

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Auto Components (continued)
Dana Holding Corp., Sr. Unsec’d. Notes	5.375%		09/15/21	350	$358,750
Dana Holding Corp., Sr. Unsec’d. Notes	6.750%		02/15/21	2,400	2,514,000
Goodyear Tire & Rubber Co. (The), Gtd. Notes	7.000%		05/15/22	1,538	1,672,191
Lear Corp., Gtd. Notes	5.250%		01/15/25	2,150	2,112,375
Meritor, Inc., Gtd. Notes	6.250%		02/15/24	1,582	1,562,225
Meritor, Inc., Gtd. Notes	6.750%		06/15/21	2,900	2,965,250
MPG Holdco I, Inc., Gtd. Notes(a)	7.375%		10/15/22	1,218	1,297,170
Omega US Sub LLC, Sr. Unsec’d. Notes, 144A	8.750%		07/15/23	2,000	1,995,000
Pittsburgh Glass Works LLC, Sr. Sec’d. Notes, 144A	8.000%		11/15/18	643	676,757
Schaeffler Finance BV (Germany), Sr. Sec’d. Notes, 144A	4.750%		05/15/23	3,975	3,875,625
Tenneco, Inc., Gtd. Notes	5.375%		12/15/24	174	178,785
Titan International, Inc., Sr. Sec’d. Notes(a)	6.875%		10/01/20	1,450	1,332,187
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.000%		04/29/20	789	788,014
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.500%		04/29/22	4,095	4,011,257
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A(a)	4.750%		04/29/25	3,868	3,744,727

					32,512,813

Automobiles — 0.9%
FCA US LLC/CG CO-Issuer, Inc., Sec’d. Notes	8.250%		06/15/21	1,135	1,237,150
Fiat Chrysler Automobiles NV (United Kingdom), Sr. Unsec’d. Notes, 144A	4.500%		04/15/20	1,619	1,610,905
Fiat Chrysler Automobiles NV (United Kingdom), Sr. Unsec’d. Notes, 144A	5.250%		04/15/23	2,448	2,399,530
General Motors Co., Sr. Unsec’d. Notes	3.500%		10/02/18	611	630,864
General Motors Co., Sr. Unsec’d. Notes(a)	4.000%		04/01/25	1,857	1,822,894
General Motors Co., Sr. Unsec’d. Notes	4.875%		10/02/23	2,450	2,582,969
J.B. Poindexter & Co., Inc., Sr. Unsec’d. Notes, 144A	9.000%		04/01/22	502	537,140
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A(a)	4.125%		12/15/18	1,473	1,491,413
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A	4.250%		11/15/19	754	765,310
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A	5.625%		02/01/23	400	414,000

					13,492,175

Banks — 2.3%
Bank of America Corp., Jr. Sub. Notes	5.200%	(c)	12/29/49	900	860,625
Bank of America Corp., Jr. Sub. Notes	6.100%	(c)	12/29/49	1,058	1,044,775
Barclays Bank PLC (United Kingdom), Sub. Notes(a)	7.625%		11/21/22	1,365	1,554,462
Barclays PLC (United Kingdom), Jr. Sub. Notes(a)	8.250%	(c)	12/29/49	235	248,151
CIT Group, Inc., Sr. Unsec’d. Notes(a)	3.875%		02/19/19	674	668,945
CIT Group, Inc., Sr. Unsec’d. Notes	5.000%		08/15/22	4,000	3,960,000
CIT Group, Inc., Sr. Unsec’d. Notes	5.250%		03/15/18	1,400	1,447,250
CIT Group, Inc., Sr. Unsec’d. Notes	5.375%		05/15/20	3,129	3,261,982
CIT Group, Inc., Sr. Unsec’d. Notes, 144A	5.500%		02/15/19	2,000	2,085,000
CIT Group, Inc., Sr. Unsec’d. Notes, 144A	6.625%		04/01/18	650	689,813
Citigroup, Inc., Jr. Sub. Notes(a)	5.800%	(c)	12/31/49	2,110	2,115,275
Citigroup, Inc., Jr. Sub. Notes(a)	5.875%	(c)	12/29/49	1,015	1,017,233
Citigroup, Inc., Jr. Sub. Notes	5.950%	(c)	07/29/49	126	124,110

SEE NOTES TO FINANCIAL STATEMENTS.

A141

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Banks (continued)
Citigroup, Inc., Jr. Sub. Notes	5.950%	(c)	12/29/49	440	$424,688
Credit Agricole SA (France), Jr. Sub. Notes, 144A	6.625%	(c)	09/29/49	921	898,896
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.375%	(c)	12/29/49	1,903	1,879,974
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.700%	(c)	12/29/49	479	480,724
HSBC Holdings PLC (United Kingdom), Jr. Sub. Notes(a)	6.375%	(c)	12/29/49	461	463,305
Morgan Stanley, Jr. Sub. Notes	5.450%	(c)	07/29/49	318	315,615
Morgan Stanley, Jr. Sub. Notes(a)	5.550%	(c)	12/29/49	2,320	2,303,180
Royal Bank of Scotland Group PLC (United Kingdom), Sub. Notes	6.100%		06/10/23	4,915	5,225,810
Royal Bank of Scotland Group PLC (United Kingdom), Sub. Notes	6.125%		12/15/22	1,740	1,873,601
Wells Fargo & Co., Jr. Sub. Notes	5.900%	(c)	12/29/49	1,475	1,478,687

					34,422,101

Beverages — 0.4%
Constellation Brands, Inc., Gtd. Notes	3.750%		05/01/21	234	229,320
Constellation Brands, Inc., Gtd. Notes	4.250%		05/01/23	470	462,950
Constellation Brands, Inc., Gtd. Notes	4.750%		11/15/24	208	208,520
Constellation Brands, Inc., Gtd. Notes	6.000%		05/01/22	300	327,066
Cott Beverages, Inc. (Canada), Gtd. Notes	5.375%		07/01/22	1,625	1,576,250
Cott Beverages, Inc. (Canada), Gtd. Notes, 144A	6.750%		01/01/20	1,704	1,767,900
DS Services of America, Inc., Sec’d. Notes, 144A	10.000%		09/01/21	1,639	1,917,630

					6,489,636

Biotechnology
Concordia Healthcare Corp. (Canada), Gtd. Notes, 144A	7.000%		04/15/23	361	361,000

Building Products — 2.0%
Building Materials Corp. of America, Sr. Unsec’d. Notes, 144A (original cost $4,000,000; purchased 10/27/14-02/09/15)(f)(g)	5.375%		11/15/24	3,875	3,804,669
CEMEX Espana SA (Mexico), Sr. Sec’d. Notes, 144A	9.875%		04/30/19	510	558,042
Cemex Finance LLC (Mexico), Sr. Sec’d. Notes, 144A	6.000%		04/01/24	368	364,210
Cemex Finance LLC (Mexico), Sr. Sec’d. Notes, 144A	9.375%		10/12/22	2,565	2,856,769
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	5.700%		01/11/25	3,625	3,457,162
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A(a)	6.125%		05/05/25	287	283,183
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	7.250%		01/15/21	845	891,644
Griffon Corp., Gtd. Notes	5.250%		03/01/22	2,975	2,960,125
Hardwoods Acquisition, Inc., Sr. Sec’d. Notes, 144A	7.500%		08/01/21	874	843,410
Headwaters, Inc., Gtd. Notes	7.250%		01/15/19	888	923,520
Louisiana-Pacific Corp., Gtd. Notes	7.500%		06/01/20	333	354,645
Masco Corp., Sr. Unsec’d. Notes	4.450%		04/01/25	562	563,405
Masonite International Corp., Gtd. Notes, 144A	5.625%		03/15/23	427	433,939
NCI Building Systems, Inc., Gtd. Notes, 144A	8.250%		01/15/23	560	596,400
NWH Escrow Corp., Sr. Sec’d. Notes, 144A	7.500%		08/01/21	471	442,740
Summit Materials LLC/Summit Materials Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $1,825,000; purchased 06/23/15)(f)(g)	6.125%		07/15/23	1,825	1,825,000

SEE NOTES TO FINANCIAL STATEMENTS.

A142

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Building Products (continued)
Summit Materials LLC/Summit Materials Finance Corp., Sr. Unsec’d. Notes, 144A	6.125%	07/15/23	500	$500,000
Unifrax I LLC/Unifrax Holding Co., Gtd. Notes, 144A (original cost $3,045,000; purchased 10/10/13)(f)(g)	7.500%	02/15/19	3,000	3,015,000
Unifrax I LLC/Unifrax Holding Co., Gtd. Notes, 144A	7.500%	02/15/19	862	866,310
US Concrete, Inc., Sr. Sec’d. Notes	8.500%	12/01/18	400	422,000
USG Corp., Gtd. Notes, 144A	5.500%	03/01/25	649	646,566
USG Corp., Gtd. Notes, 144A(a)	5.875%	11/01/21	2,500	2,631,250
Vulcan Materials Co., Sr. Unsec’d. Notes	4.500%	04/01/25	688	686,280
Vulcan Materials Co., Sr. Unsec’d. Notes(a)	7.500%	06/15/21	1,020	1,173,000

				31,099,269

Capital Markets — 0.2%
E*TRADE Financial Corp., Sr. Unsec’d. Notes	4.625%	09/15/23	436	428,370
E*TRADE Financial Corp., Sr. Unsec’d. Notes	5.375%	11/15/22	577	591,425
KCG Holdings, Inc., Sr. Sec’d. Notes, 144A	6.875%	03/15/20	1,700	1,640,500

				2,660,295

Chemicals — 3.2%
A Schulman, Inc., Gtd. Notes, 144A	6.875%	06/01/23	1,875	1,912,500
Ashland, Inc., Gtd. Notes	4.750%	08/15/22	1,350	1,324,687
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding B BV, Gtd. Notes, 144A	7.375%	05/01/21	3,205	3,433,356
Axiall Corp., Gtd. Notes	4.875%	05/15/23	925	892,625
Basell Finance Co. BV (Netherlands), Gtd. Notes, 144A	8.100%	03/15/27	435	574,647
Celanese US Holdings LLC, Gtd. Notes	4.625%	11/15/22	300	297,000
Chemours Co. (The), Sr. Unsec’d. Notes, 144A(a)	6.625%	05/15/23	1,925	1,864,843
Chemours Co. (The), Sr. Unsec’d. Notes, 144A	7.000%	05/15/25	1,550	1,503,500
Chemtura Corp., Gtd. Notes	5.750%	07/15/21	5,040	5,115,600
Eagle Spinco, Inc., Gtd. Notes	4.625%	02/15/21	1,386	1,344,420
Evolution Escrow Issuer LLC, Gtd. Notes, 144A	7.500%	03/15/22	750	710,625
Hexion, Inc., Sec’d. Notes	9.000%	11/15/20	4,850	3,492,000
Hexion, Inc., Sr. Sec’d. Notes	6.625%	04/15/20	1,925	1,766,188
Hexion, Inc., Sr. Sec’d. Notes	8.875%	02/01/18	3,000	2,707,500
Hexion, Inc., Sr. Sec’d. Notes(a)	10.000%	04/15/20	2,025	2,080,687
Huntsman International LLC, Gtd. Notes	4.875%	11/15/20	550	548,625
Huntsman International LLC, Gtd. Notes, 144A	5.125%	11/15/22	212	208,820
INEOS Group Holdings SA (Luxembourg), Sec’d. Notes, 144A	5.875%	02/15/19	239	240,195
Koppers, Inc., Gtd. Notes	7.875%	12/01/19	2,260	2,282,600
Momentive Performance Materials, Inc., Sr. Sec’d. Notes(a)	3.880%	10/24/21	925	830,187
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.000%	05/01/25	240	240,900
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.250%	08/01/23	185	187,775
Nufarm Australia Ltd. (Australia), Gtd. Notes, 144A	6.375%	10/15/19	485	495,913
Olin Corp., Sr. Unsec’d. Notes	5.500%	08/15/22	350	353,500
Platform Specialty Products Corp., Sr. Unsec’d. Notes, 144A	6.500%	02/01/22	3,420	3,531,150
PolyOne Corp., Sr. Unsec’d. Notes(a)	5.250%	03/15/23	1,071	1,060,290

SEE NOTES TO FINANCIAL STATEMENTS.

A143

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Chemicals (continued)
Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	8.000%	12/01/18	595	$580,125
Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A(a)	8.250%	01/15/21	545	530,013
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp., Sec’d. Notes, 144A	6.500%	04/15/21	2,100	2,100,000
TPC Group, Inc., Sr. Sec’d. Notes, 144A	8.750%	12/15/20	4,325	4,000,625
Tronox Finance LLC, Gtd. Notes(a)	6.375%	08/15/20	2,148	1,992,270
WR Grace & Co-Conn, Gtd. Notes, 144A(a)	5.125%	10/01/21	621	625,657
WR Grace & Co-Conn, Gtd. Notes, 144A	5.625%	10/01/24	333	337,163

				49,165,986

Commercial Services & Supplies — 4.1%
ACE Cash Express, Inc., Sr. Sec’d. Notes, 144A(a)	11.000%	02/01/19	1,277	708,735
ADS Waste Holdings, Inc., Gtd. Notes	8.250%	10/01/20	2,775	2,872,125
ADT Corp. (The), Sr. Unsec’d. Notes(a)	3.500%	07/15/22	226	204,530
ADT Corp. (The), Sr. Unsec’d. Notes(a)	4.125%	06/15/23	1,885	1,762,475
ADT Corp. (The), Sr. Unsec’d. Notes(a)	6.250%	10/15/21	1,750	1,837,500
Ahern Rentals, Inc., Sec’d. Notes, 144A	7.375%	05/15/23	2,324	2,294,950
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A(a)	5.625%	10/01/24	1,225	1,228,063
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A	6.500%	07/15/22	3,375	3,577,500
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes	4.875%	11/15/17	2,850	2,914,125
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes, 144A	5.125%	06/01/22	1,579	1,539,525
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes, 144A	5.250%	03/15/25	415	389,581
Brand Energy & Infrastructure Services, Inc., Gtd. Notes, 144A (original cost $1,625,000; purchased 11/22/13)(f)(g)	8.500%	12/01/21	1,625	1,511,250
Casella Waste Systems, Inc., Gtd. Notes	7.750%	02/15/19	1,500	1,515,000
CEB, Inc., Gtd. Notes, 144A	5.625%	06/15/23	351	352,755
Cenveo Corp., Sec’d. Notes, 144A	8.500%	09/15/22	590	492,650
Cenveo Corp., Sr. Sec’d. Notes, 144A	6.000%	08/01/19	215	202,100
Ceridian HCM Holding, Inc., Sr. Unsec’d. Notes, 144A (original cost $1,000,000; purchased 03/14/13)(a)(f)(g)	11.000%	03/15/21	1,000	1,057,500
Clean Harbors, Inc., Gtd. Notes	5.125%	06/01/21	1,400	1,386,000
Clean Harbors, Inc., Gtd. Notes	5.250%	08/01/20	950	964,250
Covanta Holding Corp., Sr. Unsec’d. Notes	5.875%	03/01/24	1,250	1,246,875
Covanta Holding Corp., Sr. Unsec’d. Notes(a)	6.375%	10/01/22	450	470,813
FTI Consulting, Inc., Gtd. Notes	6.000%	11/15/22	580	604,650
Garda World Security Corp. (Canada), Gtd. Notes, 144A	7.250%	11/15/21	1,563	1,500,480
Harland Clarke Holdings Corp., Sr. Sec’d. Notes, 144A	9.750%	08/01/18	350	365,750
Harland Clarke Holdings Corp., Sr. Unsec’d. Notes, 144A	9.250%	03/01/21	360	315,000
Hertz Corp. (The), Gtd. Notes	5.875%	10/15/20	450	455,625
Hertz Corp. (The), Gtd. Notes(a)	7.375%	01/15/21	868	903,805
Igloo Holdings Corp., Sr. Unsec’d. Notes, PIK, 144A	8.250%	12/15/17	2,675	2,695,063
Interactive Data Corp., Gtd. Notes, 144A	5.875%	04/15/19	1,250	1,259,375
Laureate Education, Inc., Gtd. Notes, 144A	10.000%	09/01/19	4,800	4,476,000

SEE NOTES TO FINANCIAL STATEMENTS.

A144

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Commercial Services & Supplies (continued)
Live Nation Entertainment, Inc., Gtd. Notes, 144A	5.375%	06/15/22	235	$235,000
Modular Space Corp., Sec’d. Notes, 144A (original cost $525,000; purchased 02/19/14)(f)(g)	10.250%	01/31/19	525	454,125
Mustang Merger Corp., Sr. Unsec’d. Notes, 144A	8.500%	08/15/21	452	458,780
NES Rentals Holdings, Inc., Sec’d. Notes, 144A (original cost $1,386,125; purchased 04/12/13-11/10/14)(f)(g)	7.875%	05/01/18	1,350	1,363,500
RR Donnelley & Sons Co., Sr. Unsec’d. Notes(a)	6.000%	04/01/24	200	201,000
RR Donnelley & Sons Co., Sr. Unsec’d. Notes	7.625%	06/15/20	319	358,875
Safway Group Holding LLC/Safway Finance Corp., Sec’d. Notes, 144A	7.000%	05/15/18	2,150	2,197,923
Service Corp. International, Sr. Unsec’d. Notes	5.375%	05/15/24	2,550	2,664,750
TransUnion, Sr. Unsec’d. Notes, PIK	9.625%	06/15/18	1,325	1,328,710
United Rentals North America, Inc., Gtd. Notes(a)	5.500%	07/15/25	2,717	2,625,301
United Rentals North America, Inc., Gtd. Notes	5.750%	11/15/24	1,360	1,339,600
United Rentals North America, Inc., Gtd. Notes	6.125%	06/15/23	1,424	1,454,260
United Rentals North America, Inc., Gtd. Notes	7.375%	05/15/20	1,075	1,147,014
United Rentals North America, Inc., Gtd. Notes	7.625%	04/15/22	4,155	4,497,788
United Rentals North America, Inc., Sr. Sec’d. Notes	4.625%	07/15/23	800	784,480

				62,215,156

Communications Equipment — 1.5%
Aegis Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	10.250%	02/15/23	1,500	1,545,000
Alcatel-Lucent USA, Inc. (France), Gtd. Notes, 144A	4.625%	07/01/17	410	420,763
Alcatel-Lucent USA, Inc. (France), Gtd. Notes, 144A	6.750%	11/15/20	304	321,480
Alcatel-Lucent USA, Inc. (France), Sr. Unsec’d. Notes	6.450%	03/15/29	309	319,043
Avaya, Inc., Sec’d. Notes, 144A(a)	10.500%	03/01/21	3,417	2,819,025
Avaya, Inc., Sr. Sec’d. Notes, 144A	7.000%	04/01/19	937	915,917
CommScope Holding Co., Inc., Sr. Unsec’d. Notes, PIK, 144A(a)	6.625%	06/01/20	7,315	7,589,313
CommScope Technologies Finance LLC, Sr. Unsec’d. Notes, 144A	6.000%	06/15/25	2,953	2,941,926
CommScope, Inc., Gtd. Notes, 144A	5.000%	06/15/21	295	287,625
CommScope, Inc., Gtd. Notes, 144A	5.500%	06/15/24	728	707,980
CommScope, Inc., Sr. Sec’d. Notes, 144A	4.375%	06/15/20	142	143,420
Goodman Networks, Inc., Sr. Sec’d. Notes	12.125%	07/01/18	1,025	850,750
Nokia OYJ (Finland), Sr. Unsec’d. Notes	5.375%	05/15/19	311	328,898
Nokia OYJ (Finland), Sr. Unsec’d. Notes	6.625%	05/15/39	318	345,030
Nortel Networks Ltd. (Canada), Gtd. Notes(i)	10.750%	07/15/16	2,900	2,631,750
Plantronics, Inc., Gtd. Notes, 144A	5.500%	05/31/23	393	397,913

				22,565,833

Construction & Engineering — 3.5%
AECOM Technology Corp., Gtd. Notes, 144A(a)	5.750%	10/15/22	640	648,000
AECOM Technology Corp., Gtd. Notes, 144A(a)	5.875%	10/15/24	5,300	5,372,875
Beazer Homes USA, Inc., Gtd. Notes(a)	5.750%	06/15/19	2,550	2,511,750
Beazer Homes USA, Inc., Gtd. Notes	7.250%	02/01/23	1,325	1,285,250
Beazer Homes USA, Inc., Gtd. Notes	7.500%	09/15/21	2,000	2,015,000
Brookfield Residential Properties, Inc. (Canada), Sr. Notes, 144A(a)	6.375%	05/15/25	1,421	1,392,580

SEE NOTES TO FINANCIAL STATEMENTS.

A145

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Construction & Engineering (continued)
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada), Gtd. Notes, 144A	6.125%	07/01/22	3,643	$3,588,355
D.R. Horton, Inc., Gtd. Notes	4.750%	02/15/23	2,875	2,867,813
Dycom Investments, Inc., Gtd. Notes	7.125%	01/15/21	2,823	2,950,035
EnPro Industries, Inc., Gtd. Notes	5.875%	09/15/22	1,025	1,042,937
K Hovnanian Enterprises, Inc., Gtd. Notes(g)	11.875%	10/15/15	605	619,369
KB Home, Gtd. Notes	7.000%	12/15/21	850	877,625
KB Home, Gtd. Notes(a)	7.500%	09/15/22	1,300	1,352,000
KB Home, Gtd. Notes(a)	7.625%	05/15/23	1,500	1,567,500
Lennar Corp., Gtd. Notes	4.500%	11/15/19	725	734,063
Lennar Corp., Gtd. Notes(a)	4.750%	05/30/25	2,535	2,458,950
Lennar Corp., Gtd. Notes	6.950%	06/01/18	145	159,137
Lennar Corp., Gtd. Notes	12.250%	06/01/17	275	324,500
M/I Homes, Inc., Gtd. Notes	8.625%	11/15/18	490	507,150
MasTec, Inc., Gtd. Notes	4.875%	03/15/23	1,350	1,231,875
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	6.500%	11/15/20	600	579,000
Meritage Homes Corp., Gtd. Notes	7.000%	04/01/22	446	476,105
Meritage Homes Corp., Gtd. Notes, 144A	6.000%	06/01/25	1,025	1,030,125
MMC Energy, Inc., First Lien(i)	8.875%	10/15/20	500	—
Ryland Group, Inc. (The), Gtd. Notes	5.375%	10/01/22	1,025	1,035,250
SBA Communications Corp., Sr. Unsec’d. Notes	4.875%	07/15/22	704	685,520
Shea Homes LP/Shea Homes Funding Corp., Sr. Unsec’d. Notes, 144A	5.875%	04/01/23	700	708,750
Shea Homes LP/Shea Homes Funding Corp., Sr. Unsec’d. Notes, 144A	6.125%	04/01/25	1,500	1,511,250
Standard Pacific Corp., Gtd. Notes	5.875%	11/15/24	836	861,080
Standard Pacific Corp., Gtd. Notes	6.250%	12/15/21	1,175	1,245,500
Standard Pacific Corp., Gtd. Notes(a)	8.375%	01/15/21	2,160	2,505,600
Standard Pacific Corp., Gtd. Notes(a)	10.750%	09/15/16	66	73,095
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	5.625%	03/01/24	650	625,625
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	5.875%	04/15/23	2,986	2,948,675
Tutor Perini Corp., Gtd. Notes	7.625%	11/01/18	1,308	1,340,700
WCI Communities, Inc., Gtd. Notes	6.875%	08/15/21	2,535	2,617,388
William Lyon Homes, Inc., Gtd. Notes	7.000%	08/15/22	1,775	1,837,125
Woodside Homes Co. LLC/Woodside Homes Finance, Inc., Gtd. Notes, 144A	6.750%	12/15/21	235	222,075

				53,809,627

Consumer Finance — 1.2%
Ally Financial, Inc., Gtd. Notes	8.000%	11/01/31	1,280	1,532,800
Ally Financial, Inc., Sr. Unsec’d. Notes(a)	3.250%	02/13/18	564	560,475
Ally Financial, Inc., Sr. Unsec’d. Notes	3.600%	05/21/18	622	622,777
Ally Financial, Inc., Sr. Unsec’d. Notes	3.750%	11/18/19	1,425	1,414,313
Ally Financial, Inc., Sr. Unsec’d. Notes(a)	4.125%	03/30/20	910	908,289
Ally Financial, Inc., Sr. Unsec’d. Notes	4.625%	05/19/22	249	245,887
Ally Financial, Inc., Sr. Unsec’d. Notes	4.625%	03/30/25	910	866,775
Navient Corp., Sr. Unsec’d. Notes	5.000%	10/26/20	375	367,500
Navient Corp., Sr. Unsec’d. Notes, MTN	7.250%	01/25/22	446	470,530
Navient Corp., Sr. Unsec’d. Notes, MTN(a)	8.000%	03/25/20	3,889	4,336,235
OneMain Financial Holdings, Inc., Gtd. Notes, 144A	6.750%	12/15/19	1,075	1,120,687
OneMain Financial Holdings, Inc., Gtd. Notes, 144A	7.250%	12/15/21	2,375	2,461,094

SEE NOTES TO FINANCIAL STATEMENTS.

A146

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Consumer Finance (continued)
Springleaf Finance Corp., Gtd. Notes	6.000%	06/01/20	2,400	$2,426,880
Springleaf Finance Corp., Gtd. Notes	8.250%	10/01/23	350	394,625

				17,728,867

Containers & Packaging — 2.0%
AEP Industries, Inc., Sr. Unsec’d. Notes	8.250%	04/15/19	2,700	2,747,250
Ardagh Finance Holdings SA (Luxembourg), Sr. Unsec’d. Notes, PIK, 144A(a)	8.625%	06/15/19	1,451	1,502,245
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A(a)	6.000%	06/30/21	600	598,500
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A(a)	6.250%	01/31/19	805	819,087
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A(a)	6.750%	01/31/21	800	818,000
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A	9.125%	10/15/20	500	525,000
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Sr. Unsec’d. Notes, 144A	7.000%	11/15/20	432	441,000
Ball Corp., Gtd. Notes	5.250%	07/01/25	516	510,195
Berry Plastics Corp., Sec’d. Notes	5.125%	07/15/23	550	536,250
Berry Plastics Corp., Sec’d. Notes	5.500%	05/15/22	400	401,500
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II (New Zealand), Gtd. Notes, 144A	5.625%	12/15/16	515	514,034
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II (New Zealand), Gtd. Notes, 144A	6.000%	06/15/17	1,645	1,645,000
Coveris Holdings SA (Luxembourg), Gtd. Notes, 144A	7.875%	11/01/19	1,450	1,442,750
Greif, Inc., Sr. Unsec’d. Notes	6.750%	02/01/17	1,000	1,047,500
Greif, Inc., Sr. Unsec’d. Notes	7.750%	08/01/19	860	956,750
Novelis, Inc., Gtd. Notes(a)	8.750%	12/15/20	1,411	1,492,133
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A	5.000%	01/15/22	275	271,563
PaperWorks Industries, Inc., Sr. Sec’d. Notes, 144A	9.500%	08/15/19	1,400	1,393,000
Plastipak Holdings, Inc., Sr. Unsec’d. Notes, 144A (original cost $2,375,000; purchased 09/25/13-01/22/15)(f)(g)	6.500%	10/01/21	2,375	2,416,563
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (New Zealand), Gtd. Notes(a)	8.250%	02/15/21	475	492,813
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (New Zealand), Gtd. Notes	9.875%	08/15/19	4,083	4,287,150
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (New Zealand), Sr. Sec’d. Notes	5.750%	10/15/20	1,400	1,435,000
Sealed Air Corp., Gtd. Notes, 144A	4.875%	12/01/22	1,350	1,329,750
Sealed Air Corp., Gtd. Notes, 144A(a)	5.125%	12/01/24	1,265	1,247,606
Sealed Air Corp., Gtd. Notes, 144A	5.250%	04/01/23	775	779,844
Sealed Air Corp., Gtd. Notes, 144A(a)	6.500%	12/01/20	650	716,625

				30,367,108

Distributors — 1.1%
American Tire Distributors, Inc., Sr. Sub. Notes, 144A	10.250%	03/01/22	3,500	3,736,250
Brightstar Corp., Gtd. Notes, 144A (original cost $1,052,500; purchased 01/08/15)(f)(g)	9.500%	12/01/16	1,000	1,027,500

SEE NOTES TO FINANCIAL STATEMENTS.

A147

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Distributors (continued)
Brightstar Corp., Sr. Unsec’d. Notes, 144A (original cost $2,525,822; purchased 07/26/13-08/07/13)(f)(g)	7.250%		08/01/18	2,550	$2,696,625
Global Partners LP/GLP Finance Corp., Gtd. Notes	6.250%		07/15/22	899	863,040
Global Partners LP/GLP Finance Corp., Gtd. Notes, 144A	7.000%		06/15/23	575	564,937
H&E Equipment Services, Inc., Gtd. Notes(a)	7.000%		09/01/22	4,650	4,795,313
HD Supply, Inc., Gtd. Notes	7.500%		07/15/20	975	1,031,063
HD Supply, Inc., Sr. Sec’d. Notes, 144A	5.250%		12/15/21	1,595	1,616,931
Univar, Inc., Sr. Unsec’d. Notes, 144A	6.750%		07/15/23	1,130	1,141,300

					17,472,959

Diversified Financial Services — 2.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes, 144A	3.750%		05/15/19	475	469,656
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes, 144A	4.500%		05/15/21	1,245	1,251,225
Aircastle Ltd., Sr. Unsec’d. Notes	6.250%		12/01/19	120	130,044
Aircastle Ltd., Sr. Unsec’d. Notes(a)	7.625%		04/15/20	1,110	1,255,632
Alliance Data Systems Corp., Gtd. Notes, 144A	5.375%		08/01/22	900	886,500
CNG Holdings, Inc., Sr. Sec’d. Notes, 144A	9.375%		05/15/20	2,073	1,502,925
CoreLogic, Inc., Gtd. Notes	7.250%		06/01/21	2,380	2,516,850
Denali Borrower LLC/Denali Finance Corp., Sr. Sec’d. Notes, 144A	5.625%		10/15/20	1,309	1,376,086
Energizer SpinCo, Inc., Gtd. Notes, 144A	5.500%		06/15/25	2,148	2,121,150
Ferrellgas LP/Ferrellgas Finance Corp., Gtd. Notes, 144A	6.750%		06/15/23	1,642	1,650,210
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes	6.500%		05/01/21	750	748,125
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes	6.750%		01/15/22	1,000	1,002,500
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes	8.625%		06/15/20	2,750	2,846,250
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Gtd. Notes(a)	5.875%		02/01/22	1,436	1,462,925
ILFC E-Capital Trust I, Ltd. Gtd. Notes, 144A	4.690%	(c)	12/21/65	516	511,356
ILFC E-Capital Trust II, Ltd. Gtd. Notes, 144A	6.250%	(c)	12/21/65	4,711	4,616,780
International Lease Finance Corp., Sr. Unsec’d. Notes(a)	4.625%		04/15/21	2,309	2,332,090
International Lease Finance Corp., Sr. Unsec’d. Notes	8.250%		12/15/20	2,554	3,032,874
International Lease Finance Corp., Sr. Unsec’d. Notes	8.625%		01/15/22	2,750	3,355,000
National Financial Partners Corp., Sr. Unsec’d. Notes, 144A	9.000%		07/15/21	1,151	1,136,613
Nationstar Mortgage LLC/Nationstar Capital Corp., Gtd. Notes	6.500%		07/01/21	632	588,550
Nationstar Mortgage LLC/Nationstar Capital Corp., Gtd. Notes	7.875%		10/01/20	310	309,225
Quicken Loans, Inc., Gtd. Notes, 144A(a)	5.750%		05/01/25	505	483,537

					35,586,103

Diversified Telecommunication Services — 7.5%
Altice Financing SA (Luxembourg), Sr. Sec’d. Notes, 144A	6.500%		01/15/22	383	383,000

SEE NOTES TO FINANCIAL STATEMENTS.

A148

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Diversified Telecommunication Services (continued)
Altice Financing SA (Luxembourg), Sr. Sec’d. Notes, 144A	6.625%	02/15/23	473	$469,594
Altice Finco SA (Luxembourg), Gtd. Notes, 144A	7.625%	02/15/25	1,000	960,000
Altice Finco SA (Luxembourg), Sr. Sec’d. Notes, 144A	8.125%	01/15/24	200	202,000
Altice SA (Luxembourg), Gtd. Notes, 144A	7.625%	02/15/25	1,900	1,786,000
Altice SA (Luxembourg), Gtd. Notes, 144A(a)	7.750%	05/15/22	1,020	986,850
Altice US Finance I Corp., Sr. Sec’d. Notes, 144A	5.375%	07/15/23	2,425	2,364,375
Altice US Finance II Corp., Sr. Sec’d. Notes, 144A	7.750%	07/15/25	850	824,500
CenturyLink, Inc., Sr. Unsec’d. Notes	5.800%	03/15/22	1,500	1,432,500
CenturyLink, Inc., Sr. Unsec’d. Notes	6.875%	01/15/28	1,000	960,000
CenturyLink, Inc., Sr. Unsec’d. Notes, 144A	5.625%	04/01/25	737	665,143
Cincinnati Bell, Inc., Gtd. Notes	8.375%	10/15/20	915	963,037
Consolidated Communications, Inc., Gtd. Notes, 144A	6.500%	10/01/22	630	607,163
CyrusOne LP/CyrusOne Finance Corp., Gtd. Notes, 144A	6.375%	11/15/22	2,500	2,587,500
Digicel Group Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A	8.250%	09/30/20	1,600	1,604,000
Digicel Ltd. (Jamaica), Gtd. Notes, 144A	6.750%	03/01/23	2,500	2,450,750
Eileme 2 AB (Poland), Sr. Sec’d. Notes, 144A	11.625%	01/31/20	1,430	1,587,157
Embarq Corp., Sr. Unsec’d. Notes	7.995%	06/01/36	3,178	3,523,449
Frontier Communications Corp., Sr. Unsec’d. Notes	6.250%	09/15/21	600	546,000
Frontier Communications Corp., Sr. Unsec’d. Notes(a)	8.500%	04/15/20	2,060	2,153,730
Frontier Communications Corp., Sr. Unsec’d. Notes	8.750%	04/15/22	777	769,230
Frontier Communications Corp., Sr. Unsec’d. Notes(a)	9.250%	07/01/21	1,229	1,287,377
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes(a)	5.500%	08/01/23	2,914	2,580,347
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes(a)	6.625%	12/15/22	3,095	2,816,450
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	7.250%	04/01/19	333	337,995
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	7.250%	10/15/20	5,135	5,077,231
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	7.500%	04/01/21	1,033	1,021,379
Intelsat Luxembourg SA (Luxembourg), Gtd. Notes(a)	7.750%	06/01/21	1,063	887,605
Level 3 Communications, Inc., Sr. Unsec’d. Notes	5.750%	12/01/22	340	337,450
Level 3 Financing, Inc., Gtd. Notes(a)	5.375%	08/15/22	1,413	1,427,130
Level 3 Financing, Inc., Gtd. Notes	6.125%	01/15/21	2,089	2,190,734
Level 3 Financing, Inc., Gtd. Notes	7.000%	06/01/20	259	274,864
Level 3 Financing, Inc., Gtd. Notes	8.625%	07/15/20	571	610,228
Level 3 Financing, Inc., Gtd. Notes, 144A(a)	5.125%	05/01/23	139	135,525
Level 3 Financing, Inc., Gtd. Notes, 144A(a)	5.375%	05/01/25	226	217,807
Qwest Capital Funding, Inc., Gtd. Notes	6.875%	07/15/28	222	218,115
Qwest Capital Funding, Inc., Gtd. Notes	7.750%	02/15/31	804	828,120
Qwest Corp., Sr. Unsec’d. Notes	7.250%	09/15/25	650	742,060
SBA Telecommunications, Inc., Gtd. Notes	5.750%	07/15/20	583	604,863
SoftBank Corp. (Japan), Gtd. Notes, 144A(a)	4.500%	04/15/20	1,232	1,236,620

SEE NOTES TO FINANCIAL STATEMENTS.

A149

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Diversified Telecommunication Services (continued)
Sprint Capital Corp., Gtd. Notes	6.875%	11/15/28	4,865	$4,183,900
Sprint Capital Corp., Gtd. Notes	6.900%	05/01/19	3,050	3,111,000
Sprint Capital Corp., Gtd. Notes	8.750%	03/15/32	1,685	1,638,663
Sprint Communications, Inc., Gtd. Notes, 144A(a)	7.000%	03/01/20	502	546,025
Sprint Communications, Inc., Gtd. Notes, 144A	9.000%	11/15/18	2,170	2,450,494
Sprint Communications, Inc., Sr. Unsec’d. Notes	7.000%	08/15/20	2,335	2,317,487
Sprint Communications, Inc., Sr. Unsec’d. Notes	11.500%	11/15/21	243	286,133
Sprint Corp., Gtd. Notes(a)	7.125%	06/15/24	3,463	3,212,279
Sprint Corp., Gtd. Notes	7.250%	09/15/21	899	876,525
Sprint Corp., Gtd. Notes	7.625%	02/15/25	4,822	4,544,735
Sprint Corp., Gtd. Notes(a)	7.875%	09/15/23	7,466	7,281,590
Syniverse Holdings, Inc., Gtd. Notes	9.125%	01/15/19	1,850	1,628,000
Telecom Italia SpA (Italy), Sr. Unsec’d. Notes, 144A	5.303%	05/30/24	1,650	1,643,813
T-Mobile USA, Inc., Gtd. Notes	6.000%	03/01/23	924	945,945
T-Mobile USA, Inc., Gtd. Notes	6.125%	01/15/22	667	688,677
T-Mobile USA, Inc., Gtd. Notes(a)	6.250%	04/01/21	747	765,675
T-Mobile USA, Inc., Gtd. Notes(a)	6.375%	03/01/25	1,999	2,043,977
T-Mobile USA, Inc., Gtd. Notes(a)	6.500%	01/15/24	590	609,175
T-Mobile USA, Inc., Gtd. Notes	6.625%	11/15/20	423	439,920
T-Mobile USA, Inc., Gtd. Notes	6.625%	04/01/23	805	836,194
T-Mobile USA, Inc., Gtd. Notes	6.633%	04/28/21	2,396	2,485,850
T-Mobile USA, Inc., Gtd. Notes	6.731%	04/28/22	1,451	1,512,667
T-Mobile USA, Inc., Gtd. Notes(a)	6.836%	04/28/23	529	556,111
UPCB Finance IV Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	5.375%	01/15/25	434	414,253
UPCB Finance V Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	7.250%	11/15/21	459	495,720
Virgin Media Finance PLC (United Kingdom), Gtd. Notes, 144A	5.750%	01/15/25	413	413,000
Virgin Media Finance PLC (United Kingdom), Gtd. Notes, 144A	6.000%	10/15/24	300	304,500
Virgin Media Finance PLC (United Kingdom), Gtd. Notes, 144A(a)	6.375%	04/15/23	554	572,697
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.250%	01/15/26	400	386,500
West Corp., Gtd. Notes, 144A	5.375%	07/15/22	3,365	3,146,275
Wind Acquisition Finance SA (Italy), Sec’d. Notes, 144A	7.375%	04/23/21	4,809	4,863,102
Windstream Services LLC, Gtd. Notes(a)	6.375%	08/01/23	2,325	1,891,968
Windstream Services LLC, Gtd. Notes	7.500%	06/01/22	679	596,671
Windstream Services LLC, Gtd. Notes(a)	7.500%	04/01/23	3,060	2,669,850
Windstream Services LLC, Gtd. Notes(a)	7.750%	10/01/21	1,385	1,267,275
Zayo Group LLC/Zayo Capital, Inc., Gtd. Notes	10.125%	07/01/20	586	654,421
Zayo Group LLC/Zayo Capital, Inc., Gtd. Notes, 144A(a)	6.000%	04/01/23	1,240	1,224,748
Zayo Group LLC/Zayo Capital, Inc., Gtd. Notes, 144A(a)	6.375%	05/15/25	320	310,400

				114,474,093

Electric Utilities — 1.4%
AES Corp., Sr. Unsec’d. Notes(a)	5.500%	03/15/24	3,003	2,890,387
AES Corp., Sr. Unsec’d. Notes	5.500%	04/15/25	625	593,750
AES Corp., Sr. Unsec’d. Notes	7.375%	07/01/21	4,304	4,723,640
DPL, Inc., Sr. Unsec’d. Notes	7.250%	10/15/21	3,350	3,534,250
DPL, Inc., Sr. Unsec’d. Notes, 144A	6.750%	10/01/19	975	1,035,937

SEE NOTES TO FINANCIAL STATEMENTS.

A150

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
Electric Utilities (continued)
InterGen NV (Netherlands), Sr. Sec’d. Notes, 144A (original cost $1,995,950; purchased 06/11/14)(f)(g)	7.000%		06/30/23	1,910		$1,699,900
InterGen NV (Netherlands), Sr. Sec’d. Notes, 144A	7.000%		06/30/23	500		445,000
Mirant Mid Atlantic Pass-Through Trust B, Pass-Through Certificates	9.125%		06/30/17	1,061		1,119,025
NRG REMA LLC, Pass-Through Certificates	9.237%		07/02/17	276		287,861
NRG REMA LLC, Pass-Through Certificates	9.681%		07/02/26	2,265		2,440,537
Talen Energy Supply LLC, Gtd. Notes, 144A	5.125%		07/15/19	752		736,960
Talen Energy Supply LLC, Sr. Unsec’d. Notes	4.600%		12/15/21	141		129,367
Talen Energy Supply LLC, Sr. Unsec’d. Notes, 144A(a)	6.500%		06/01/25	950		950,000
Talen Ironwood LLC, Sr. Sec’d. Notes (original cost $247; purchased 04/22/09)(f)(g)	8.857%		11/30/25	—	(r)	345

						20,586,959

Electronic Equipment, Instruments & Components — 0.9%
Belden, Inc., Gtd. Notes, 144A	5.250%		07/15/24	217		210,490
Belden, Inc., Gtd. Notes, 144A	5.500%		09/01/22	1,520		1,508,600
CDW LLC/CDW Finance Corp., Gtd. Notes	5.000%		09/01/23	230		225,975
CDW LLC/CDW Finance Corp., Gtd. Notes	5.500%		12/01/24	3,784		3,746,160
Flextronics International Ltd., Gtd. Notes	5.000%		02/15/23	500		509,775
General Cable Corp., Gtd. Notes	5.750%		10/01/22	1,025		960,937
GrafTech International Ltd., Gtd. Notes	6.375%		11/15/20	625		568,750
International Wire Group Holdings, Inc., Sec’d. Notes, 144A(a)	8.500%		10/15/17	3,405		3,524,175
TerraForm Power Operating LLC, Gtd. Notes, 144A(a)	5.875%		02/01/23	283		287,245
WireCo WorldGroup, Inc., Gtd. Notes	9.500%		05/15/17	2,107		1,979,274

						13,521,381

Energy Equipment & Services — 2.6%
Basic Energy Services, Inc., Gtd. Notes	7.750%		10/15/22	272		214,880
Bristow Group, Inc., Gtd. Notes	6.250%		10/15/22	1,150		1,138,500
CGG SA (France), Gtd. Notes	6.500%		06/01/21	675		560,250
CGG SA (France), Gtd. Notes	6.875%		01/15/22	90		74,700
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Gtd. Notes	6.000%		12/15/20	850		879,750
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Gtd. Notes	6.125%		03/01/22	795		810,900
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Gtd. Notes, 144A	6.250%		04/01/23	1,400		1,456,000
CSI Compressco LP/Compressco Finance, Inc., Gtd. Notes, 144A	7.250%		08/15/22	1,935		1,847,925
Energy Transfer Equity LP, Sr. Sec’d. Notes	5.875%		01/15/24	2,000		2,074,000
Exterran Partners LP/EXLP Finance Corp., Gtd. Notes	6.000%		10/01/22	360		342,000
FTS International, Inc., Sr. Sec’d. Notes, 144A	7.783%	(c)	06/15/20	287		285,590
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes	5.625%		06/15/24	454		440,380
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes	5.750%		02/15/21	625		617,187
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes	6.000%		05/15/23	1,941		1,941,971
Hiland Partners LP/Hiland Partners Finance Corp., Gtd. Notes, 144A	5.500%		05/15/22	210		218,400

SEE NOTES TO FINANCIAL STATEMENTS.

A151

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Energy Equipment & Services (continued)
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Gtd. Notes(a)	4.875%	12/01/24	1,895	$1,852,362
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Gtd. Notes	4.875%	06/01/25	2,099	2,051,773
PBF Logistics LP/PBF Logistics Finance Corp., Gtd. Notes, 144A	6.875%	05/15/23	1,131	1,136,655
PHI, Inc., Gtd. Notes	5.250%	03/15/19	1,343	1,242,275
Pioneer Energy Services Corp., Gtd. Notes	6.125%	03/15/22	1,433	1,146,400
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes	5.500%	04/15/23	1,325	1,348,585
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes	5.875%	03/01/22	543	578,031
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A (original cost $989,125; purchased 02/21/14-02/25/14)(f)(g)	5.625%	04/15/20	1,025	1,048,063
Rose Rock Midstream LP/Rose Rock Finance Corp., Gtd. Notes, 144A	5.625%	11/15/23	811	784,995
Sabine Pass Liquefaction LLC, Sr. Sec’d. Notes(a)	5.625%	02/01/21	500	510,000
Sabine Pass Liquefaction LLC, Sr. Sec’d. Notes	5.625%	04/15/23	1,535	1,529,720
Sabine Pass Liquefaction LLC, Sr. Sec’d. Notes(a)	5.750%	05/15/24	2,000	1,992,500
Sabine Pass Liquefaction LLC, Sr. Sec’d. Notes, 144A(a)	5.625%	03/01/25	594	588,060
Sea Trucks Group Ltd. (Nigeria), Sr. Sec’d. Notes, 144A, RegS	9.000%	03/26/18	1,200	996,000
SESI LLC, Gtd. Notes	7.125%	12/15/21	300	318,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	4.250%	11/15/23	450	416,250
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	5.250%	05/01/23	1,037	1,026,630
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	6.375%	08/01/22	204	212,160
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	6.875%	02/01/21	630	653,625
Tesoro Logistics LP/Tesoro Logistics Finance Corp, Gtd. Notes	5.875%	10/01/20	616	632,940
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes, 144A	5.500%	10/15/19	312	323,700
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes, 144A	6.250%	10/15/22	1,175	1,216,125
Trinidad Drilling Ltd. (Canada), Gtd. Notes, 144A	7.875%	01/15/19	900	900,000
Western Refining Logistics LP/WNRL Finance Corp., Gtd. Notes, 144A	7.500%	02/15/23	2,196	2,261,880
Williams Partners LP/ACMP Finance Corp., Sr. Unsec’d. Notes	4.875%	03/15/24	2,000	1,965,000

				39,634,162

Food & Staples Retailing — 0.9%
Albertsons Holdings LLC/Saturn Acquisition
Merger Sub., Inc., Gtd. Notes, 144A	7.750%	10/15/22	1,450	1,540,625
Ingles Markets, Inc., Sr. Unsec’d. Notes	5.750%	06/15/23	2,110	2,144,393
New Albertsons, Inc., Sr. Unsec’d. Notes	7.450%	08/01/29	194	186,240
New Albertsons, Inc., Sr. Unsec’d. Notes	7.750%	06/15/26	418	407,550
New Albertsons, Inc., Sr. Unsec’d. Notes	8.000%	05/01/31	215	212,850
New Albertsons, Inc., Sr. Unsec’d. Notes	8.700%	05/01/30	310	314,650
New Albertsons, Inc., Sr. Unsec’d. Notes, MTN	6.625%	06/01/28	38	32,300

SEE NOTES TO FINANCIAL STATEMENTS.

A152

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Food & Staples Retailing (continued)
Rite Aid Corp., Gtd. Notes	6.750%	06/15/21	1,090	$1,144,500
Rite Aid Corp., Gtd. Notes, 144A(a)	6.125%	04/01/23	4,383	4,514,490
Roundy’s Supermarkets, Inc., Sec’d. Notes, 144A(a)	10.250%	12/15/20	1,350	1,147,500
SUPERVALU, Inc., Sr. Unsec’d. Notes(a)	7.750%	11/15/22	1,960	2,056,774

				13,701,872

Food Products — 2.6%
B&G Foods, Inc., Gtd. Notes(a)	4.625%	06/01/21	1,375	1,354,375
Bumble Bee Holdings, Inc. (Luxembourg), Sr. Sec’d. Notes, 144A	9.000%	12/15/17	759	796,001
Darling Ingredients, Inc., Gtd. Notes(a)	5.375%	01/15/22	2,020	2,020,000
Dean Foods Co., Gtd. Notes, 144A	6.500%	03/15/23	2,125	2,167,500
Hearthside Group Holdings LLC/Hearthside Finance Co., Gtd. Notes, 144A	6.500%	05/01/22	1,725	1,647,375
HJ Heinz Co., Sec’d. Notes	4.250%	10/15/20	912	931,380
HJ Heinz Co., Sec’d. Notes, 144A	4.875%	02/15/25	1,293	1,407,753
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A (original cost $2,130,938; purchased 09/13/13-02/09/15)(f)(g)	7.250%	06/01/21	2,100	2,212,875
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A	7.250%	06/01/21	1,957	2,062,189
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A	7.250%	06/01/21	460	484,725
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A(a)	8.250%	02/01/20	1,400	1,484,000
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Sr. Unsec’d. Notes, 144A (original cost $2,000,000; purchased 05/20/15)(a)(f)(g)	5.750%	06/15/25	2,000	1,976,900
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Sr. Unsec’d. Notes, 144A	5.750%	06/15/25	814	804,598
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Sr. Unsec’d. Notes, 144A	5.875%	07/15/24	3,191	3,210,944
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Sr. Unsec’d. Notes, 144A (original cost $1,725,000; purchased 06/11/14)(f)(g)	5.875%	07/15/24	1,725	1,735,781
Pilgrim’s Pride Corp., Gtd. Notes, 144A	5.750%	03/15/25	1,372	1,385,720
Post Holdings, Inc., Gtd. Notes(a)	7.375%	02/15/22	3,250	3,306,875
Post Holdings, Inc., Gtd. Notes, 144A(a)	6.000%	12/15/22	3,350	3,224,375
Post Holdings, Inc., Gtd. Notes, 144A	6.750%	12/01/21	873	873,000
Shearer’s Foods LLC/Chip Finance Corp., Sr. Sec’d. Notes, 144A	9.000%	11/01/19	390	419,250
Smithfield Foods, Inc., Sr. Unsec’d. Notes	6.625%	08/15/22	1,755	1,873,463
Smithfield Foods, Inc., Sr. Unsec’d. Notes, 144A	5.250%	08/01/18	876	889,140
Smithfield Foods, Inc., Sr. Unsec’d. Notes, 144A	5.875%	08/01/21	2,737	2,825,952
TreeHouse Foods, Inc., Gtd. Notes(a)	4.875%	03/15/22	925	931,937
Wells Enterprises, Inc., Sr. Sec’d. Notes, 144A	6.750%	02/01/20	231	236,197

				40,262,305

Gas Utilities — 0.6%
Altice US Finance SA (Luxembourg), Sr. Sec’d. Notes, 144A	7.750%	07/15/25	1,150	1,104,000
AmeriGas Finance LLC/AmeriGas Finance Corp., Gtd. Notes	6.750%	05/20/20	1,150	1,210,375
AmeriGas Finance LLC/AmeriGas Finance Corp., Gtd. Notes	7.000%	05/20/22	1,000	1,060,000

SEE NOTES TO FINANCIAL STATEMENTS.

A153

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Gas Utilities (continued)
AmeriGas Finance LLC/AmeriGas Finance Corp., Sr. Unsec’d. Notes	6.500%	05/20/21	2,000	$2,080,000
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.500%	06/01/24	1,700	1,699,150
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	7.375%	08/01/21	1,178	1,257,515

				8,411,040

Health Care Equipment & Supplies — 1.4%
Alere, Inc., Gtd. Notes	6.500%	06/15/20	346	356,380
Alere, Inc., Gtd. Notes, 144A	6.375%	07/01/23	187	190,273
ConvaTec Finance International SA (Luxembourg), Sr. Unsec’d. Notes, PIK, 144A(a)	8.250%	01/15/19	1,125	1,105,313
ConvaTec Healthcare E SA (Luxembourg), Gtd. Notes, 144A	10.500%	12/15/18	3,875	4,088,125
Crimson Merger Sub., Inc., Sr. Unsec’d. Notes, 144A(a)	6.625%	05/15/22	4,390	3,852,224
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp., Sec’d. Notes, 144A	8.125%	06/15/21	305	314,150
Halyard Health, Inc., Gtd. Notes, 144A	6.250%	10/15/22	355	371,863
Hologic, Inc., Gtd. Notes	6.250%	08/01/20	660	682,704
Hologic, Inc., Sr. Unsec’d. Notes, 144A	5.250%	07/15/22	750	765,937
Mallinckrodt International Finance SA, Gtd. Notes	4.750%	04/15/23	2,804	2,616,482
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Gtd. Notes, 144A	4.875%	04/15/20	675	686,846
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Gtd. Notes, 144A	5.500%	04/15/25	2,435	2,361,950
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Gtd. Notes, 144A	5.750%	08/01/22	1,641	1,677,923
Sterigenics-Nordion Holdings LLC, Sr. Unsec’d. Notes, 144A(a)	6.500%	05/15/23	2,100	2,131,500
Teleflex, Inc., Gtd. Notes	5.250%	06/15/24	180	182,286

				21,383,956

Health Care Providers & Services — 6.0%
Acadia Healthcare Co., Inc., Gtd. Notes	5.125%	07/01/22	420	416,850
Acadia Healthcare Co., Inc., Gtd. Notes	6.125%	03/15/21	486	500,580
Acadia Healthcare Co., Inc., Gtd. Notes	12.875%	11/01/18	1,836	2,005,830
Acadia Healthcare Co., Inc., Gtd. Notes, 144A	5.625%	02/15/23	1,725	1,746,563
Amsurg Corp., Gtd. Notes	5.625%	11/30/20	575	585,063
Amsurg Corp., Gtd. Notes	5.625%	07/15/22	1,610	1,624,088
Capella Healthcare, Inc., Gtd. Notes	9.250%	07/01/17	1,450	1,484,437
Centene Corp., Sr. Unsec’d. Notes	4.750%	05/15/22	1,807	1,861,210
CHS/Community Health Systems, Inc., Gtd. Notes(a)	6.875%	02/01/22	4,735	4,995,425
CHS/Community Health Systems, Inc., Gtd. Notes	7.125%	07/15/20	875	927,063
CHS/Community Health Systems, Inc., Gtd. Notes	8.000%	11/15/19	4,081	4,300,354
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes(a)	5.125%	08/15/18	176	180,400
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes	5.125%	08/01/21	440	448,250
DaVita HealthCare Partners, Inc., Gtd. Notes(a)	5.000%	05/01/25	2,615	2,516,938
DaVita HealthCare Partners, Inc., Gtd. Notes	5.125%	07/15/24	685	673,441
DaVita HealthCare Partners, Inc., Gtd. Notes	5.750%	08/15/22	375	397,500

SEE NOTES TO FINANCIAL STATEMENTS.

A154

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Health Care Providers & Services (continued)
Envision Healthcare Corp., Gtd. Notes, 144A	5.125%	07/01/22	666	$670,995
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A	4.125%	10/15/20	300	303,750
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A	4.750%	10/15/24	180	178,200
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A	5.625%	07/31/19	149	161,293
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A	5.875%	01/31/22	526	557,560
Fresenius Medical Care US Finance, Inc. (Germany), Gtd. Notes, 144A	5.750%	02/15/21	525	559,125
Fresenius Medical Care US Finance, Inc. (Germany), Gtd. Notes, 144A	6.500%	09/15/18	450	495,000
HCA Holdings, Inc., Sr. Unsec’d. Notes	6.250%	02/15/21	1,350	1,454,625
HCA, Inc., Gtd. Notes	5.375%	02/01/25	11,212	11,394,755
HCA, Inc., Gtd. Notes(a)	5.875%	05/01/23	2,037	2,164,312
HCA, Inc., Gtd. Notes	7.500%	02/15/22	1,230	1,412,963
HCA, Inc., Sr. Sec’d. Notes	3.750%	03/15/19	478	481,585
HCA, Inc., Sr. Sec’d. Notes	4.250%	10/15/19	490	501,637
HCA, Inc., Sr. Sec’d. Notes	4.750%	05/01/23	475	480,937
HCA, Inc., Sr. Sec’d. Notes	5.000%	03/15/24	1,098	1,117,215
HCA, Inc., Sr. Sec’d. Notes	5.250%	04/15/25	545	566,800
HCA, Inc., Sr. Sec’d. Notes	5.875%	03/15/22	1,196	1,300,650
HCA, Inc., Sr. Sec’d. Notes(a)	6.500%	02/15/20	1,177	1,315,297
HealthSouth Corp., Gtd. Notes	5.125%	03/15/23	425	422,344
HealthSouth Corp., Gtd. Notes	5.750%	11/01/24	1,326	1,354,178
IASIS Healthcare LLC/IASIS Capital Corp., Gtd. Notes	8.375%	05/15/19	2,478	2,564,730
inVentiv Health, Inc., Sr. Sec’d. Notes, 144A	9.000%	01/15/18	233	242,903
Kindred Healthcare, Inc., Gtd. Notes	6.375%	04/15/22	325	324,594
Kindred Healthcare, Inc., Gtd. Notes, 144A	8.000%	01/15/20	1,100	1,177,000
Kindred Helathcare, Inc., Gtd. Notes, 144A	8.750%	01/15/23	625	678,906
LifePoint Hospitals, Inc., Gtd. Notes(a)	5.500%	12/01/21	1,804	1,862,630
MPH Acquisition Holdings LLC, Gtd. Notes, 144A	6.625%	04/01/22	2,260	2,308,025
Select Medical Corp., Gtd. Notes	6.375%	06/01/21	4,175	4,216,750
Tenet Healthcare Corp., First Lien	6.000%	10/01/20	575	613,123
Tenet Healthcare Corp., Sr. Sec’d. Notes(a)	4.375%	10/01/21	2,200	2,150,500
Tenet Healthcare Corp., Sr. Sec’d. Notes	4.500%	04/01/21	2,525	2,499,750
Tenet Healthcare Corp., Sr. Sec’d. Notes	4.750%	06/01/20	310	314,844
Tenet Healthcare Corp., Sr. Sec’d. Notes	6.250%	11/01/18	444	482,295
Tenet Healthcare Corp., Sr. Unsec’d. Notes(a)	6.750%	02/01/20	2,022	2,112,990
Tenet Healthcare Corp., Sr. Unsec’d. Notes	8.000%	08/01/20	465	484,181
Tenet Healthcare Corp., Sr. Unsec’d. Notes(a)	8.125%	04/01/22	11,549	12,628,832
Tenet Healthcare Corp., Sr. Unsec’d. Notes, 144A(a)	5.000%	03/01/19	875	875,000
Tenet Healthcare Corp., Sr. Unsec’d. Notes, 144A	5.500%	03/01/19	200	201,750
Tenet Healthcare Corp., Sr. Unsec’d. Notes, 144A	6.750%	06/15/23	2,765	2,820,300
United Surgical Partners International, Inc., Gtd. Notes	9.000%	04/01/20	1,390	1,483,825
Universal Health Services, Inc., Sr. Sec’d. Notes, 144A	4.750%	08/01/22	173	178,623

				91,778,764

Hotels, Restaurants & Leisure — 5.8%
Boyd Gaming Corp., Gtd. Notes	6.875%	05/15/23	2,813	2,883,325

SEE NOTES TO FINANCIAL STATEMENTS.

A155

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Hotels, Restaurants & Leisure (continued)
Boyd Gaming Corp., Gtd. Notes	9.000%	07/01/20	2,250	$2,441,250
Carlson Wagonlit BV (Netherlands), Sr. Sec’d. Notes, 144A (original cost $1,900,000; purchased 05/09/12)(f)(g)	6.875%	06/15/19	1,900	2,002,600
CCM Merger, Inc., Gtd. Notes, 144A (original cost $4,155,063; purchased 03/14/12-05/21/14)(f)(g)	9.125%	05/01/19	4,075	4,360,250
CCM Merger, Inc., Gtd. Notes, 144A	9.125%	05/01/19	225	240,750
CEC Entertainment, Inc., Gtd. Notes(a)	8.000%	02/15/22	2,375	2,357,187
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	5.250%	03/15/21	944	969,960
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	5.375%	06/01/24	1,230	1,243,776
Choice Hotels International, Inc., Gtd. Notes	5.750%	07/01/22	331	358,721
Chukchansi Economic Development Authority, Sec’d. Notes, 144A(i)	10.250%	05/30/20	635	377,942
Downstream Development Authority of the Quapaw Tribe of Oklahoma, Sr. Sec’d. Notes, 144A	10.500%	07/01/19	238	227,290
Felcor Lodging LP, Gtd. Notes, 144A	6.000%	06/01/25	2,235	2,268,525
Felcor Lodging LP, Sr. Sec’d. Notes	5.625%	03/01/23	1,150	1,181,625
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes(a)	4.875%	11/01/20	100	101,750
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.375%	11/01/23	1,500	1,541,250
Golden Nugget Escrow, Inc., Sr. Unsec’d. Notes, 144A(a)	8.500%	12/01/21	2,600	2,691,000
Graton Economic Development Authority, Sr. Sec’d. Notes, 144A	9.625%	09/01/19	610	657,824
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Gtd. Notes	5.625%	10/15/21	4,125	4,284,638
Interval Acquisition Corp., Gtd. Notes, 144A	5.625%	04/15/23	1,375	1,392,187
Isle Of Capri Casinos, Inc., Gtd. Notes	5.875%	03/15/21	915	940,163
Isle of Capri Casinos, Inc., Gtd. Notes	8.875%	06/15/20	1,450	1,566,000
Landry’s, Inc., Gtd. Notes, 144A (original cost $5,736,238; purchased 05/29/13-02/10/15)(f)(g)	9.375%	05/01/20	5,310	5,694,975
Landry’s, Inc., Gtd. Notes, 144A	9.375%	05/01/20	500	536,250
MGM Resorts International, Gtd. Notes(a)	5.250%	03/31/20	1,250	1,259,375
MGM Resorts International, Gtd. Notes(a)	6.000%	03/15/23	1,355	1,371,937
MGM Resorts International, Gtd. Notes(a)	6.625%	12/15/21	3,825	3,997,125
MGM Resorts International, Gtd. Notes(a)	6.750%	10/01/20	500	530,000
MGM Resorts International, Gtd. Notes(a)	7.750%	03/15/22	2,160	2,376,000
MGM Resorts International, Gtd. Notes	8.625%	02/01/19	1,400	1,582,000
MTR Gaming Group, Inc., Sec’d. Notes(a)	11.500%	08/01/19	3,036	3,229,708
NCL Corp. Ltd., Sr. Unsec’d. Notes, 144A	5.250%	11/15/19	364	372,645
Penn National Gaming, Inc., Sr. Unsec’d. Notes(a)	5.875%	11/01/21	3,500	3,526,250
PF Chang’s China Bistro, Inc., Gtd. Notes, 144A(a)	10.250%	06/30/20	1,075	1,111,281
Pinnacle Entertainment, Inc., Gtd. Notes	6.375%	08/01/21	2,465	2,615,981
Pinnacle Entertainment, Inc., Gtd. Notes	7.500%	04/15/21	400	423,500
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., Sr. Sec’d. Notes, 144A	9.500%	06/15/19	268	281,735
Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes	7.500%	10/15/27	55	63,800
Sabre GLBL, Inc., Sr. Sec’d. Notes, 144A(a)	5.375%	04/15/23	1,894	1,865,590

SEE NOTES TO FINANCIAL STATEMENTS.

A156

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Hotels, Restaurants & Leisure (continued)
Scientific Games International, Inc., Sr. Sec’d. Notes, 144A(a)	7.000%	01/01/22	1,575	$1,626,187
Scientific Games International, Inc., Gtd. Notes(a)	6.625%	05/15/21	3,725	2,886,875
Scientific Games International, Inc., Gtd. Notes	10.000%	12/01/22	3,745	3,585,838
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Gtd. Notes, 144A(a)	5.875%	05/15/21	900	909,000
Shingle Springs Tribal Gaming Authority, Sr. Unsec’d. Notes, 144A	9.750%	09/01/21	782	868,020
Six Flags Entertainment Corp., Gtd. Notes, 144A	5.250%	01/15/21	750	766,875
Speedway Motorsports, Inc., Gtd. Notes	5.125%	02/01/23	335	329,975
Station Casinos LLC, Gtd. Notes	7.500%	03/01/21	1,954	2,090,780
Studio City Finance Ltd. (Hong Kong), Gtd. Notes, 144A(a)	8.500%	12/01/20	425	423,406
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sr. Sec’d. Notes, 144A (original cost $3,766,188; purchased 05/16/13-05/14/15)(f)(g)	6.375%	06/01/21	3,800	3,610,000
Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A (original cost $850,000; purchased 05/05/15)(f)(g)	6.250%	05/15/25	850	843,625
Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A	6.250%	05/15/25	285	282,863
Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A (original cost $1,669,875; purchased 07/17/14)(f)(g)	8.500%	10/15/22	1,525	1,692,750
Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A	8.500%	10/15/22	655	727,050
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Gtd. Notes, 144A(a)	5.500%	03/01/25	1,150	1,095,375
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sr. Unsec’d. Notes(a)	5.375%	03/15/22	1,000	1,015,000

				87,679,784

Household Products — 0.5%
First Quality Finance Co., Inc., Sr. Unsec’d. Notes, 144A	4.625%	05/15/21	1,375	1,285,625
Prestige Brands, Inc., Gtd. Notes	8.125%	02/01/20	150	160,125
Prestige Brands, Inc., Gtd. Notes, 144A(a)	5.375%	12/15/21	415	415,000
Revlon Consumer Products Corp., Gtd. Notes(a)	5.750%	02/15/21	563	551,740
Spectrum Brands, Inc., Gtd. Notes	6.375%	11/15/20	1,175	1,242,563
Spectrum Brands, Inc., Gtd. Notes	6.625%	11/15/22	425	452,625
Spectrum Brands, Inc., Gtd. Notes, 144A	5.750%	07/15/25	1,832	1,859,480
Spectrum Brands, Inc., Gtd. Notes, 144A	6.125%	12/15/24	1,143	1,197,293

				7,164,451

Independent Power & Renewable Electricity Producers — 3.2%
Calpine Corp., Sr. Sec’d. Notes, 144A(a)	5.875%	01/15/24	1,000	1,057,500
Calpine Corp., Sr. Sec’d. Notes, 144A	7.875%	01/15/23	599	646,920
Calpine Corp., Sr. Unsec’d. Notes	5.375%	01/15/23	3,096	3,041,820
Calpine Corp., Sr. Unsec’d. Notes	5.500%	02/01/24	6,350	6,143,626
Calpine Corp., Sr. Unsec’d. Notes(a)	5.750%	01/15/25	1,925	1,872,063
Dynegy, Inc., Gtd. Notes	5.875%	06/01/23	3,300	3,225,750
Dynegy, Inc., Gtd. Notes, 144A	7.375%	11/01/22	7,150	7,489,626
Dynegy, Inc., Gtd. Notes, 144A(a)	7.625%	11/01/24	5,965	6,307,987
EnerSys, Gtd. Notes, 144A	5.000%	04/30/23	275	271,991
GenOn Energy, Inc., Sr. Unsec’d. Notes(a)	9.875%	10/15/20	4,450	4,527,875

SEE NOTES TO FINANCIAL STATEMENTS.

A157

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Independent Power & Renewable Electricity Producers (continued)
NRG Energy, Inc., Gtd. Notes(a)	6.250%		07/15/22	2,174	$2,206,610
NRG Energy, Inc., Gtd. Notes(a)	6.250%		05/01/24	6,225	6,178,313
NRG Energy, Inc., Gtd. Notes	6.625%		03/15/23	2,250	2,317,500
NRG Energy, Inc., Gtd. Notes	7.875%		05/15/21	3,125	3,328,125
Red Oak Power LLC, Sr. Sec’d. Notes (original cost 112,250; purchased 05/27/15)(f)(g)	9.200%		11/30/29	100	112,000

					48,727,706

Industrial Conglomerates — 0.6%
Argos Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	7.125%		03/15/23	3,899	4,084,203
Horizon Pharma Financing, Inc., Sr. Unsec’d. Notes, 144A	6.625%		05/01/23	3,110	3,242,174
James Hardie International Finance Ltd. (Ireland), Gtd. Notes, 144A	5.875%		02/15/23	2,350	2,420,500

					9,746,877

Insurance — 0.4%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC, Sr. Unsec’d. Notes, 144A	7.875%		12/15/20	705	743,775
CNO Financial Group, Inc., Sr. Unsec’d. Notes	4.500%		05/30/20	243	246,645
CNO Financial Group, Inc., Sr. Unsec’d. Notes	5.250%		05/30/25	1,644	1,670,633
Fidelity & Guaranty Life Holdings, Inc., Sr. Unsec’d. Notes, 144A	6.375%		04/01/21	555	577,200
Hartford Financial Services Group, Inc. (The), Jr. Sub. Notes	8.125%	(c)	06/15/68	420	471,975
Liberty Mutual Group, Inc., Gtd. Notes, 144A	7.800%		03/07/87	730	865,050
USI, Inc., Sr. Unsec’d. Notes, 144A	7.750%		01/15/21	704	714,560

					5,289,838

Internet & Catalog Retail — 0.3%
Ancestry.com, Inc., Gtd. Notes	11.000%		12/15/20	1,075	1,220,125
Ancestry.com, Inc., Sr. Unsec’d. Notes, PIK, 144A	9.625%		10/15/18	1,690	1,723,800
Mood Media Corp., Gtd. Notes, 144A	9.250%		10/15/20	900	767,250
Netflix, Inc., Sr. Unsec’d. Notes(a)	5.375%		02/01/21	1,029	1,067,587
Netflix, Inc., Sr. Unsec’d. Notes, 144A	5.500%		02/15/22	330	340,725

					5,119,487

Internet Software & Services
VeriSign, Inc., Sr. Unsec’d. Notes	4.625%		05/01/23	291	279,724
VeriSign, Inc., Sr. Unsec’d. Notes, 144A	5.250%		04/01/25	168	167,580

					447,304

IT Services — 0.1%
IHS, Inc., Gtd. Notes, 144A	5.000%		11/01/22	595	591,281
SunGard Data Systems, Inc., Gtd. Notes	6.625%		11/01/19	400	413,000
SunGard Data Systems, Inc., Gtd. Notes	7.625%		11/15/20	219	228,855

					1,233,136

Machinery — 1.2%
Amsted Industries, Inc., Gtd. Notes, 144A	5.375%		09/15/24	56	55,580
Apex Tool Group LLC, Gtd. Notes, 144A (original cost $470,000; purchased 09/17/14)(f)(g)	7.000%		02/01/21	500	445,000

SEE NOTES TO FINANCIAL STATEMENTS.

A158

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Machinery (continued)
ATS Automation Tooling Systems, Inc. (Canada), Sr. Unsec’d. Notes, 144A	6.500%	06/15/23	1,956	$1,997,565
BlueLine Rental Finance Corp., Sec’d. Notes, 144A (original cost $1,025,500; purchased 01/16/14-02/12/14)(a)(f)(g)	7.000%	02/01/19	1,000	1,027,500
BlueLine Rental Finance Corp., Sec’d. Notes, 144A	7.000%	02/01/19	930	955,575
Case New Holland Industrial, Inc. (United Kingdom), Gtd. Notes	7.875%	12/01/17	1,825	1,998,375
Gardner Denver, Inc., Sr. Unsec’d. Notes, 144A(a)	6.875%	08/15/21	350	318,937
Gates Global LLC/Gates Global Co., Gtd. Notes, 144A(a)	6.000%	07/15/22	2,750	2,488,750
Milacron LLC/Mcron Finance Corp., Gtd. Notes, 144A	7.750%	02/15/21	1,205	1,241,150
Oshkosh Corp., Gtd. Notes	5.375%	03/01/25	162	162,000
Terex Corp., Gtd. Notes(a)	6.000%	05/15/21	3,775	3,793,875
Terex Corp., Gtd. Notes	6.500%	04/01/20	875	916,563
Vander Intermediate Holding II Corp., Sr. Unsec’d. Notes, PIK, 144A(a)	9.750%	02/01/19	1,975	1,945,375
Zebra Technologies Corp., Sr. Unsec’d. Notes, 144A(a)	7.250%	10/15/22	919	994,817

				18,341,062

Marine — 0.5%
Bluewater Holding BV (Netherlands), Gtd. Notes, 144A, RegS	10.000%	12/10/19	1,400	1,295,000
Hornbeck Offshore Services, Inc., Gtd. Notes	5.875%	04/01/20	720	662,400
Martin Midstream Partners LP/Martin Midstream Finance Corp., Gtd. Notes	7.250%	02/15/21	250	245,625
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc., Sr. Sec’d. Notes, 144A	8.125%	11/15/21	314	309,290
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc., Gtd. Notes(a)	8.125%	02/15/19	90	70,650
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc., Sr. Sec’d. Notes, 144A	7.375%	01/15/22	2,995	2,594,419
Navios South American Logistics, Inc./Navios Logistics Finance US, Inc. (Uruguay), Gtd. Notes, 144A(a)	7.250%	05/01/22	982	940,265
Ultrapetrol Bahamas Ltd. (Bahamas), Sr. Sec’d. Notes	8.875%	06/15/21	1,261	1,109,680

				7,227,329

Media — 6.4%
Acosta, Inc., Sr. Unsec’d. Notes, 144A	7.750%	10/01/22	2,725	2,745,437
AMC Entertainment, Inc., Gtd. Notes	5.875%	02/15/22	1,175	1,192,625
AMC Entertainment, Inc., Gtd. Notes, 144A	5.750%	06/15/25	2,650	2,597,000
AMC Networks, Inc., Gtd. Notes	7.750%	07/15/21	625	675,000
Belo Corp., Sr. Unsec’d. Notes	7.750%	06/01/27	500	551,250
Cable One, Inc., Gtd. Notes, 144A	5.750%	06/15/22	1,125	1,139,063
Cablevision Systems Corp., Sr. Unsec’d. Notes(a)	8.000%	04/15/20	3,022	3,278,870
Carmike Cinemas, Inc., Sec’d. Notes, 144A	6.000%	06/15/23	1,250	1,262,500
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	5.250%	03/15/21	635	633,413

SEE NOTES TO FINANCIAL STATEMENTS.

A159

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Media (continued)
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	5.250%	09/30/22	206	$202,910
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(a)	5.750%	09/01/23	825	826,547
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(a)	5.750%	01/15/24	2,495	2,507,475
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	6.625%	01/31/22	215	224,137
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes, 144A(a)	5.125%	05/01/23	2,552	2,481,820
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes, 144A	5.375%	05/01/25	801	779,974
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes, 144A	5.875%	05/01/27	4,317	4,214,472
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	12/15/21	3,930	3,568,931
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	12/15/21	2,791	2,534,577
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	6.375%	09/15/20	675	670,444
Cinemark USA, Inc., Gtd. Notes	4.875%	06/01/23	2,050	1,970,563
Cinemark USA, Inc., Gtd. Notes(a)	5.125%	12/15/22	3,650	3,618,063
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	6.500%	11/15/22	2,089	2,141,225
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	7.625%	03/15/20	2,050	2,137,125
Clear Channel Worldwide Holdings, Inc., Gtd. Notes(a)	7.625%	03/15/20	800	826,000
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	6.500%	11/15/22	2,383	2,481,299
CSC Holdings LLC, Sr. Unsec’d. Notes	6.750%	11/15/21	315	332,325
CSC Holdings LLC, Sr. Unsec’d. Notes(a)	8.625%	02/15/19	365	413,819
DISH DBS Corp., Gtd. Notes	5.875%	11/15/24	1,334	1,281,474
DISH DBS Corp., Gtd. Notes(a)	6.750%	06/01/21	4,484	4,674,570
DISH DBS Corp., Gtd. Notes	7.875%	09/01/19	175	194,075
Entercom Radio LLC, Gtd. Notes	10.500%	12/01/19	2,525	2,708,063
Gannett Co., Inc., Gtd. Notes	5.125%	07/15/20	600	615,000
Gannett Co., Inc., Gtd. Notes	6.375%	10/15/23	1,000	1,041,250
Gannett Co., Inc., Gtd. Notes, 144A	5.500%	09/15/24	1,255	1,242,450
Gray Television, Inc., Gtd. Notes(a)	7.500%	10/01/20	2,960	3,137,600
iHeartCommunications, Inc., Sr. Sec’d. Notes(a)	9.000%	12/15/19	613	584,189
Liberty Interactive LLC, Sr. Unsec’d. Notes	8.250%	02/01/30	1,850	1,942,500
LIN Television Corp., Gtd. Notes	6.375%	01/15/21	530	541,925
LIN Television Corp., Sr. Unsec’d. Notes, 144A	5.875%	11/15/22	928	939,600
National CineMedia LLC, Sr. Sec’d. Notes	6.000%	04/15/22	1,100	1,139,820
Nexstar Broadcasting, Inc., Gtd. Notes(a)	6.875%	11/15/20	300	318,000
Nexstar Broadcasting, Inc., Gtd. Notes, 144A	6.125%	02/15/22	280	284,200
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 144A	5.000%	04/15/22	3,694	3,620,120
Numericable-SFR SAS (France), Sr. Sec’d. Notes, 144A(a)	6.000%	05/15/22	2,731	2,691,742
Numericable-SFR SAS (France), Sr. Sec’d. Notes, 144A(a)	6.250%	05/15/24	489	481,054
Outfront Media Capital LLC/Outfront Media Capital Corp., Gtd. Notes(a)	5.625%	02/15/24	575	587,937
Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes	5.750%	01/15/23	3,305	3,296,737

SEE NOTES TO FINANCIAL STATEMENTS.

A160

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
Media (continued)
RCN Telecom Services LLC/RCN Capital Corp., Sr. Unsec’d. Notes, 144A	8.500%	08/15/20		515	$539,463
Regal Entertainment Group, Sr. Unsec’d. Notes	5.750%	03/15/22		955	965,696
Regal Entertainment Group, Sr. Unsec’d. Notes	5.750%	02/01/25		279	272,374
Sinclair Television Group, Inc., Gtd. Notes(a)	5.375%	04/01/21		1,065	1,072,988
Sinclair Television Group, Inc., Gtd. Notes(a)	6.125%	10/01/22		2,875	2,954,063
Sinclair Television Group, Inc., Gtd. Notes, 144A	5.625%	08/01/24		1,440	1,407,600
Sirius XM Radio, Inc., Gtd. Notes, 144A	4.250%	05/15/20		148	147,260
Sirius XM Radio, Inc., Gtd. Notes, 144A	4.625%	05/15/23		383	359,541
Sirius XM Radio, Inc., Gtd. Notes, 144A(a)	5.375%	04/15/25		194	187,210
Sirius XM Radio, Inc., Gtd. Notes, 144A	5.750%	08/01/21		525	539,437
Sirius XM Radio, Inc., Gtd. Notes, 144A	5.875%	10/01/20		485	497,125
Sirius XM Radio, Inc., Gtd. Notes, 144A	6.000%	07/15/24		360	363,600
Sitel LLC/Sitel Finance Corp., Gtd. Notes	11.500%	04/01/18		738	647,595
Sitel LLC/Sitel Finance Corp., Sr. Sec’d. Notes, 144A	11.000%	08/01/17		463	469,945
Time Warner Cable, Inc., Gtd. Notes	7.300%	07/01/38		596	671,518
Tribune Media Co., Gtd. Notes, 144A	5.875%	07/15/22		2,015	2,030,112
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes, 144A	5.000%	01/15/25		300	297,750
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes, 144A	5.125%	01/21/23	EUR	440	517,650
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes, 144A	5.500%	01/15/23		325	331,297
Unitymedia KabelBW GmbH (Germany), Gtd. Notes, 144A(a)	6.125%	01/15/25		800	836,000
Univision Communications, Inc., Gtd. Notes, 144A	8.500%	05/15/21		1,080	1,136,700
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	5.125%	05/15/23		250	242,500
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	5.125%	02/15/25		305	294,386
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	6.750%	09/15/22		795	840,713
Videotron Ltd. (Canada), Gtd. Notes	5.000%	07/15/22		97	96,757
Videotron Ltd. (Canada), Gtd. Notes, 144A	5.375%	06/15/24		768	768,000
WMG Acquisition Corp., Gtd. Notes, 144A(a)	6.750%	04/15/22		891	846,610
WMG Acquisition Corp., Sr. Sec’d. Notes, 144A	5.625%	04/15/22		300	300,750

					96,963,810

Metals & Mining — 2.8%
AK Steel Corp., Gtd. Notes	7.625%	10/01/21		1,175	957,625
AK Steel Corp., Sr. Sec’d. Notes	8.750%	12/01/18		675	710,437
Alcoa, Inc., Sr. Unsec’d. Notes(a)	5.125%	10/01/24		905	916,313
Alcoa, Inc., Sr. Unsec’d. Notes	5.400%	04/15/21		512	536,637
Alcoa, Inc., Sr. Unsec’d. Notes	5.720%	02/23/19		375	400,463
Alcoa, Inc., Sr. Unsec’d. Notes	5.870%	02/23/22		227	244,025
Alcoa, Inc., Sr. Unsec’d. Notes	5.900%	02/01/27		512	541,440
Alcoa, Inc., Sr. Unsec’d. Notes	6.150%	08/15/20		465	506,524
Alcoa, Inc., Sr. Unsec’d. Notes	6.750%	01/15/28		1,283	1,427,337
Aleris International, Inc., Gtd. Notes	7.625%	02/15/18		104	106,600
Aleris International, Inc., Gtd. Notes	7.875%	11/01/20		412	427,450
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(a)	5.125%	06/01/20		400	405,500

SEE NOTES TO FINANCIAL STATEMENTS.

A161

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Metals & Mining (continued)
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	6.125%	06/01/25	400	$398,750
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(a)	7.000%	02/25/22	4,700	5,064,250
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	7.750%	10/15/39	275	273,625
AuRico Gold, Inc. (Canada), Sec’d. Notes, 144A	7.750%	04/01/20	500	502,500
BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC (Australia), Gtd. Notes, 144A	7.125%	05/01/18	285	290,700
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., Gtd. Notes	6.375%	03/15/24	305	216,550
Coeur Mining, Inc., Gtd. Notes(a)	7.875%	02/01/21	1,084	918,690
Commercial Metals Co., Sr. Unsec’d. Notes	4.875%	05/15/23	1,745	1,640,300
Commercial Metals Co., Sr. Unsec’d. Notes	7.350%	08/15/18	305	330,163
CONSOL Energy, Inc., Gtd. Notes	5.875%	04/15/22	1,725	1,466,250
Constellium NV (Netherlands), Gtd. Notes, 144A	5.750%	05/15/24	253	225,170
Eldorado Gold Corp. (Canada), Sr. Unsec’d. Notes, 144A	6.125%	12/15/20	400	396,000
First Quantum Minerals Ltd. (Canada), Gtd. Notes, 144A(a)	6.750%	02/15/20	568	549,540
First Quantum Minerals Ltd. (Canada), Gtd. Notes, 144A	7.000%	02/15/21	593	567,056
First Quantum Minerals Ltd. (Canada), Gtd. Notes, 144A	7.250%	05/15/22	325	310,781
FMG Resources August 2006 Pty Ltd. (Australia), Gtd. Notes, 144A(a)	8.250%	11/01/19	2,000	1,687,500
Hecla Mining Co., Gtd. Notes	6.875%	05/01/21	1,358	1,285,007
HudBay Minerals, Inc. (Canada), Gtd. Notes	9.500%	10/01/20	392	415,520
JM Huber Corp., Sr. Unsec’d. Notes, 144A	9.875%	11/01/19	335	357,465
JMC Steel Group, Inc., Sr. Unsec’d. Notes, 144A (original cost $1,007,563; purchased 01/29/15)(a)(f)(g)	8.250%	03/15/18	1,225	1,120,875
Kaiser Aluminum Corp., Gtd. Notes	8.250%	06/01/20	869	940,692
Lundin Mining Corp. (Canada), Sr. Sec’d. Notes, 144A	7.500%	11/01/20	2,745	2,957,737
Lundin Mining Corp. (Canada), Sr. Sec’d. Notes, 144A	7.875%	11/01/22	590	631,300
New Gold, Inc. (Canada), Gtd. Notes, 144A	7.000%	04/15/20	2,540	2,628,900
New Gold, Inc. (Canada), Sr. Unsec’d. Notes, 144A(a)	6.250%	11/15/22	1,832	1,809,100
Peabody Energy Corp., Gtd. Notes(a)	6.250%	11/15/21	775	263,500
Peabody Energy Corp., Sec’d. Notes, 144A(a)	10.000%	03/15/22	3,082	1,910,840
Prince Mineral Holding Corp., Sr. Sec’d. Notes, 144A	11.500%	12/15/19	350	322,000
Ryerson, Inc./Joseph T Ryerson & Son, Inc., Sr. Sec’d. Notes	9.000%	10/15/17	300	302,250
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., Gtd. Notes, 144A (original cost $2,642,688; purchased 04/07/14-07/11/14)(a)(f)(g)	6.375%	05/01/22	2,625	2,546,250
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., Gtd. Notes, 144A	6.375%	05/01/22	455	441,350
Steel Dynamics, Inc., Gtd. Notes	5.125%	10/01/21	195	195,390
Steel Dynamics, Inc., Gtd. Notes	5.500%	10/01/24	580	580,000
Steel Dynamics, Inc., Gtd. Notes(a)	6.375%	08/15/22	310	324,337
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., Gtd. Notes, 144A	7.375%	02/01/20	175	176,750
Taseko Mines Ltd. (Canada), Gtd. Notes	7.750%	04/15/19	405	308,813

SEE NOTES TO FINANCIAL STATEMENTS.

A162

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Metals & Mining (continued)
Wise Metals Group LLC/Wise Alloys Finance Corp., Sr. Sec’d. Notes, 144A	8.750%	12/15/18	555	$586,219

				42,122,471

Multiline Retail — 0.6%
Family Tree Escrow LLC, Sr. Sec’d. Notes, 144A	5.750%	03/01/23	1,800	1,881,000
JC Penney Corp., Inc., Gtd. Notes	8.125%	10/01/19	163	161,370
Neiman Marcus Group Ltd. LLC, Gtd. Notes, 144A(a)	8.000%	10/15/21	7,092	7,464,330

				9,506,700

Oil, Gas & Consumable Fuels — 6.0%
Antero Resources Corp., Gtd. Notes	5.125%	12/01/22	1,120	1,058,400
Antero Resources Corp., Gtd. Notes	5.375%	11/01/21	670	643,200
Antero Resources Corp., Gtd. Notes	6.000%	12/01/20	925	929,625
Baytex Energy Corp. (Canada), Gtd. Notes, 144A	5.125%	06/01/21	100	93,750
Baytex Energy Corp. (Canada), Gtd. Notes, 144A	5.625%	06/01/24	350	324,625
Blue Racer Midstream LLC/Blue Racer Finance Corp., Gtd. Notes, 144A	6.125%	11/15/22	465	478,950
Bonanza Creek Energy, Inc., Gtd. Notes(a)	6.750%	04/15/21	920	871,700
California Resources Corp., Gtd. Notes(a)	5.000%	01/15/20	4	3,520
California Resources Corp., Gtd. Notes(a)	5.500%	09/15/21	2,793	2,430,469
California Resources Corp., Gtd. Notes(a)	6.000%	11/15/24	6,598	5,674,280
Chesapeake Energy Corp., Gtd. Notes(a)	4.875%	04/15/22	1,165	1,010,637
Chesapeake Energy Corp., Gtd. Notes(a)	5.375%	06/15/21	560	506,800
Chesapeake Energy Corp., Gtd. Notes(a)	5.750%	03/15/23	1,000	905,000
Chesapeake Energy Corp., Gtd. Notes	6.125%	02/15/21	185	173,900
Cimarex Energy Co., Gtd. Notes	4.375%	06/01/24	325	320,996
Cimarex Energy Co., Gtd. Notes	5.875%	05/01/22	575	615,250
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	10.750%	02/15/20	3,275	3,348,687
CITGO Petroleum Corp., Sr. Sec’d. Notes, 144A	6.250%	08/15/22	800	786,000
Comstock Resources, Inc., Gtd. Notes	7.750%	04/01/19	384	161,280
Comstock Resources, Inc., Gtd. Notes	9.500%	06/15/20	336	141,960
Comstock Resources, Inc., Sr. Sec’d. Notes, 144A(a)	10.000%	03/15/20	720	649,498
Concho Resources, Inc., Gtd. Notes	5.500%	10/01/22	525	522,375
Concho Resources, Inc., Gtd. Notes(a)	6.500%	01/15/22	1,245	1,297,913
Denbury Resources, Inc., Gtd. Notes(a)	6.375%	08/15/21	1,025	984,000
Diamondback Energy, Inc., Gtd. Notes	7.625%	10/01/21	463	495,410
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A(a)	7.000%	08/15/21	950	945,250
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	8.125%	09/15/23	700	721,875
EP Energy LLC/Everest Acquisition Finance, Inc., Gtd. Notes(a)	7.750%	09/01/22	1,247	1,309,350
EP Energy LLC/Everest Acquisition Finance, Inc., Gtd. Notes(a)	9.375%	05/01/20	285	304,579
EP Energy LLC/Everest Acquisition Finance, Inc., Gtd. Notes, 144A(a)	6.375%	06/15/23	403	404,007
Halcon Resources Corp., Gtd. Notes	9.250%	02/15/22	1,175	760,813
Halcon Resources Corp., Sec’d. Notes, 144A(a)	8.625%	02/01/20	1,125	1,110,937
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A	5.000%	12/01/24	640	600,128
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A (original cost $2,750,000; purchased 05/20/15)(f)(g)	5.750%	10/01/25	2,750	2,640,000

SEE NOTES TO FINANCIAL STATEMENTS.

A163

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Oil, Gas & Consumable Fuels (continued)
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A	5.750%	10/01/25	1,000	$960,000
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A (original cost $1,860,938; purchased 04/09/15 -04/24/15)(f)(g)	7.625%	04/15/21	1,775	1,846,000
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A	7.625%	04/15/21	575	598,000
Jones Energy Holdings LLC/Jones Energy Finance Corp., Gtd. Notes	6.750%	04/01/22	245	233,363
Jupiter Resources, Inc. (Canada), Sr. Unsec’d. Notes, 144A(a)	8.500%	10/01/22	2,225	1,863,438
Linn Energy LLC/Linn Energy Finance Corp., Gtd. Notes	6.500%	09/15/21	445	333,750
MEG Energy Corp. (Canada), Gtd. Notes, 144A	6.375%	01/30/23	1,050	971,250
MEG Energy Corp. (Canada), Gtd. Notes, 144A	6.500%	03/15/21	2,000	1,925,000
MEG Energy Corp. (Canada), Gtd. Notes, 144A(a)	7.000%	03/31/24	1,085	1,040,244
Memorial Resource Development Corp., Gtd. Notes	5.875%	07/01/22	2,005	1,936,228
Murphy Oil USA, Inc., Gtd. Notes	6.000%	08/15/23	625	648,437
Newfield Exploration Co., Sr. Unsec’d. Notes	5.375%	01/01/26	2,350	2,326,500
Newfield Exploration Co., Sr. Unsec’d. Notes	5.625%	07/01/24	740	747,400
Newfield Exploration Co., Sr. Unsec’d. Notes	5.750%	01/30/22	875	888,125
Oasis Petroleum, Inc., Gtd. Notes(a)	6.875%	03/15/22	315	319,725
Ocean Rig UDW, Inc. (Cyprus), Sr. Unsec’d. Notes, 144A(a)	7.250%	04/01/19	414	310,500
Parker Drilling Co., Gtd. Notes	6.750%	07/15/22	235	202,687
Parker Drilling Co., Gtd. Notes	7.500%	08/01/20	1,050	955,500
Penn Virginia Corp., Gtd. Notes	7.250%	04/15/19	135	116,100
Penn Virginia Corp., Gtd. Notes(a)	8.500%	05/01/20	445	399,387
Precision Drilling Corp. (Canada), Gtd. Notes	5.250%	11/15/24	665	578,550
Precision Drilling Corp. (Canada), Gtd. Notes	6.500%	12/15/21	2,050	1,988,500
Precision Drilling Corp. (Canada), Gtd. Notes	6.625%	11/15/20	355	347,900
QEP Resources, Inc., Sr. Unsec’d. Notes(a)	5.250%	05/01/23	684	654,930
QEP Resources, Inc., Sr. Unsec’d. Notes	5.375%	10/01/22	1,550	1,496,835
QEP Resources, Inc., Sr. Unsec’d. Notes	6.875%	03/01/21	1,100	1,141,250
Range Resources Corp., Gtd. Notes(a)	5.000%	03/15/23	900	882,000
Rice Energy, Inc., Gtd. Notes, 144A	7.250%	05/01/23	2,275	2,331,875
Rosetta Resources, Inc., Gtd. Notes(a)	5.625%	05/01/21	1,090	1,158,125
Rosetta Resources, Inc., Gtd. Notes(a)	5.875%	06/01/22	1,161	1,239,367
Rosetta Resources, Inc., Gtd. Notes(a)	5.875%	06/01/24	195	210,113
RSP Permian, Inc., Gtd. Notes, 144A	6.625%	10/01/22	192	196,320
Sabine Oil & Gas Corp., Gtd. Notes(i)	9.750%	02/15/17	213	33,015
Samson Investment Co., Gtd. Notes (original cost $2,982,848; purchased 02/03/12-04/29/14)(f)(g)	9.750%	02/15/20	2,800	161,000
Sanchez Energy Corp., Gtd. Notes(a)	6.125%	01/15/23	410	366,950
SemGroup Corp., Gtd. Notes	7.500%	06/15/21	406	424,270
SemGroup LP, Sr. Unsec’d. Notes(i)	—%	12/31/49	2,555	26
Seventy Seven Energy, Inc., Sr. Unsec’d. Notes(a)	6.500%	07/15/22	240	153,600
Seventy Seven Operating LLC, Gtd. Notes(a)	6.625%	11/15/19	1,000	790,000
Shelf Drilling Holdings Ltd. (United Arab Emirates), Sec’d. Notes, 144A(a)	8.625%	11/01/18	375	333,750
SM Energy Co., Sr. Unsec’d. Notes(a)	5.000%	01/15/24	785	743,787
SM Energy Co., Sr. Unsec’d. Notes(a)	5.625%	06/01/25	537	531,523
SM Energy Co., Sr. Unsec’d. Notes(a)	6.500%	11/15/21	1,605	1,673,213

SEE NOTES TO FINANCIAL STATEMENTS.

A164

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Oil, Gas & Consumable Fuels (continued)
SM Energy Co., Sr. Unsec’d. Notes	6.500%	01/01/23	150	$153,750
SM Energy Co., Sr. Unsec’d. Notes, 144A	6.125%	11/15/22	700	719,390
Stone Energy Corp., Gtd. Notes	7.500%	11/15/22	538	468,060
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Gtd. Notes	5.500%	08/15/22	210	200,550
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Gtd. Notes	7.500%	07/01/21	283	296,443
Sunoco LP/Sunoco Finance Corp., Gtd. Notes, 144A	6.375%	04/01/23	3,500	3,640,000
Talos Production LLC/Talos Production Finance, Inc., Gtd. Notes, 144A	9.750%	02/15/18	619	538,530
Tesoro Corp., Gtd. Notes	5.125%	04/01/24	475	477,375
Transocean, Inc., Gtd. Notes(a)	6.500%	11/15/20	185	171,356
Transocean, Inc., Gtd. Notes	6.875%	12/15/21	1,235	1,111,500
Triangle USA Petroleum Corp., Gtd. Notes, 144A	6.750%	07/15/22	1,200	930,000
Tullow Oil PLC (United Kingdom), Gtd. Notes, 144A(a)	6.000%	11/01/20	1,675	1,517,969
Ultra Petroleum Corp., Sr. Unsec’d. Notes, 144A	5.750%	12/15/18	620	595,200
Ultra Petroleum Corp., Sr. Unsec’d. Notes, 144A	6.125%	10/01/24	1,186	1,040,715
Unit Corp., Gtd. Notes	6.625%	05/15/21	1,545	1,498,650
W&T Offshore, Inc., Gtd. Notes(a)	8.500%	06/15/19	421	292,069
Western Refining, Inc., Gtd. Notes	6.250%	04/01/21	2,040	2,055,300
WPX Energy, Inc., Sr. Unsec’d. Notes(a)	5.250%	09/15/24	660	608,025
WPX Energy, Inc., Sr. Unsec’d. Notes(a)	6.000%	01/15/22	6,425	6,344,687

				91,943,266

Paper & Forest Products — 0.3%
Cascades, Inc. (Canada), Sr. Unsec’d. Notes, 144A	5.500%	07/15/22	750	725,625
Cascades, Inc. (Canada), Sr. Unsec’d. Notes, 144A	5.750%	07/15/23	400	387,000
Clearwater Paper Corp., Gtd. Notes, 144A	5.375%	02/01/25	415	406,700
Mercer International, Inc., Gtd. Notes(a)	7.000%	12/01/19	457	477,565
Mercer International, Inc., Gtd. Notes	7.750%	12/01/22	388	417,100
Resolute Forest Products, Inc., Gtd. Notes	5.875%	05/15/23	120	109,200
Smurfit Kappa Acquisitions (Ireland), Sr. Sec’d. Notes, 144A	4.875%	09/15/18	950	995,125
Tembec Industries, Inc. (Canada), Sr. Sec’d. Notes, 144A	9.000%	12/15/19	1,725	1,638,750

				5,157,065

Pharmaceuticals — 2.4%
Capsugel SA, Sr. Unsec’d. Notes, PIK, 144A	7.000%	05/15/19	1,990	2,025,053
Catamaran Corp., Gtd. Notes	4.750%	03/15/21	675	747,563
Endo Finance LLC, Gtd. Notes, 144A(a)	5.750%	01/15/22	1,033	1,045,912
Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A(a)	7.000%	12/15/20	121	127,050
Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	7.250%	01/15/22	161	171,063
Endo Finance LLC/Endo Ltd./Endo Finco, Inc., Gtd. Notes, 144A	6.000%	07/15/23	2,690	2,750,524
Endo Finance LLC/Endo Ltd./Endo Finco, Inc., Gtd. Notes, 144A(a)	6.000%	02/01/25	1,355	1,377,019
Grifols Worldwide Operations Ltd. (Spain), Gtd. Notes	5.250%	04/01/22	2,300	2,305,750
Omnicare, Inc., Gtd. Notes	4.750%	12/01/22	275	291,500
Par Pharmaceutical Cos., Inc., Gtd. Notes	7.375%	10/15/20	660	704,550

SEE NOTES TO FINANCIAL STATEMENTS.

A165

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Pharmaceuticals (continued)
Quintiles Transnational Corp., Gtd. Notes, 144A	4.875%	05/15/23	1,470	$1,477,350
Tops Holding LLC/Tops Markets II Corp., Sr. Sec’d. Notes, 144A (original cost $1,950,000; purchased 05/29/15)(a)(f)(g)	8.000%	06/15/22	1,950	1,952,437
Tops Holding LLC/Tops Markets II Corp., Sr. Unsec’d. Notes, 144A	8.000%	06/15/22	950	951,187
Valeant Pharmaceuticals International, Gtd. Notes, 144A	6.375%	10/15/20	980	1,032,063
Valeant Pharmaceuticals International, Gtd. Notes, 144A	6.750%	08/15/21	350	364,875
Valeant Pharmaceuticals International, Gtd. Notes, 144A	7.000%	10/01/20	685	712,400
Valeant Pharmaceuticals International, Gtd. Notes, 144A	7.250%	07/15/22	350	371,875
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.375%	03/15/20	1,535	1,584,887
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.500%	03/01/23	630	636,300
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(a)	5.625%	12/01/21	277	283,233
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.875%	05/15/23	4,025	4,125,625
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	6.750%	08/15/18	1,903	1,995,771
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	7.500%	07/15/21	1,022	1,099,928
Valeant Pharmaceuticals International, Inc., Sr. Unsec’d. Notes, 144A	6.125%	04/15/25	7,565	7,782,493

				35,916,408

Real Estate Investment Trusts (REITs) — 1.0%
Crown Castle International Corp., Sr. Unsec’d. Notes(a)	4.875%	04/15/22	2,333	2,356,330
Crown Castle International Corp., Sr. Unsec’d. Notes	5.250%	01/15/23	394	396,857
CTR Partnership LP/CareTrust Capital Corp., Gtd. Notes	5.875%	06/01/21	275	279,813
DuPont Fabros Technology LP, Gtd. Notes	5.875%	09/15/21	1,759	1,780,987
Equinix, Inc., Sr. Unsec’d. Notes	5.375%	01/01/22	802	804,005
Equinix, Inc., Sr. Unsec’d. Notes	5.375%	04/01/23	500	500,000
Equinix, Inc., Sr. Unsec’d. Notes	5.750%	01/01/25	150	148,500
ESH Hospitality, Inc., Gtd. Notes, 144A	5.250%	05/01/25	1,465	1,424,713
Iron Mountain, Inc., Gtd. Notes	5.750%	08/15/24	427	427,267
Iron Mountain, Inc., Gtd. Notes	6.000%	08/15/23	300	313,500
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	5.500%	05/01/24	2,725	2,806,750
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes	5.000%	04/15/21	909	909,000
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes, 144A	5.000%	04/15/23	1,535	1,504,300
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.375%	06/01/23	925	950,437
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.500%	02/01/21	925	957,375

				15,559,834

SEE NOTES TO FINANCIAL STATEMENTS.

A166

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Real Estate Management & Development — 0.1%
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A (original cost $1,350,000; purchased 11/10/14)(f)(g)	8.250%	12/01/22	1,350	$1,424,250
Kennedy-Wilson, Inc., Gtd. Notes	5.875%	04/01/24	581	578,095

				2,002,345

Restaurants — 0.2%
Burger King (Canada), Sec’d. Notes, 144A(a)	6.000%	04/01/22	2,430	2,496,826
Burger King (Canada), Sr. Sec’d. Notes, 144A	4.625%	01/15/22	240	236,400

				2,733,226

Road & Rail — 0.6%
Jurassic Holdings III, Inc., Sec’d. Notes, 144A (original cost $2,853,188; purchased 01/24/14-05/06/15)(f)(g)	6.875%	02/15/21	3,000	2,340,000
Jurassic Holdings III, Inc., Sec’d. Notes, 144A	6.875%	02/15/21	1,265	986,700
Kenan Advantage Group, Inc. (The), Sr. Unsec’d. Notes, 144A (original cost $3,077,000; purchased 12/07/12-12/12/13)(f)(g)	8.375%	12/15/18	3,015	3,139,369
XPO Logistics, Inc., Gtd. Notes, 144A	6.500%	06/15/22	2,925	2,862,844

				9,328,913

Semiconductors & Semiconductor Equipment — 1.4%
Advanced Micro Devices, Inc., Sr. Unsec’d. Notes(a)	6.750%	03/01/19	944	856,680
Advanced Micro Devices, Inc., Sr. Unsec’d. Notes	7.000%	07/01/24	1,094	924,430
Advanced Micro Devices, Inc., Sr. Unsec’d. Notes	7.500%	08/15/22	32	28,240
Advanced Micro Devices, Inc., Sr. Unsec’d. Notes	7.750%	08/01/20	234	203,580
Amkor Technology, Inc., Sr. Unsec’d. Notes(a)	6.375%	10/01/22	400	405,000
Entegris, Inc., Gtd. Notes, 144A	6.000%	04/01/22	217	222,967
Freescale Semiconductor, Inc., Sr. Sec’d. Notes, 144A	5.000%	05/15/21	445	456,125
Freescale Semiconductor, Inc., Sr. Sec’d. Notes, 144A	6.000%	01/15/22	725	768,500
Micron Technology, Inc., Gtd. Notes	5.875%	02/15/22	201	204,517
Micron Technology, Inc., Sr. Unsec’d. Notes, 144A(a)	5.250%	08/01/23	5,244	5,027,685
Micron Technology, Inc., Sr. Unsec’d. Notes, 144A	5.250%	01/15/24	194	183,209
Micron Technology, Inc., Sr. Unsec’d. Notes, 144A	5.500%	02/01/25	600	562,200
Micron Technology, Inc., Sr. Unsec’d. Notes, 144A	5.625%	01/15/26	1,745	1,611,944
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	4.125%	06/15/20	924	930,930
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	4.625%	06/15/22	3,127	3,084,004
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	5.750%	02/15/21	1,159	1,205,360
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	5.750%	03/15/23	200	208,000
Sensata Technologies BV (Netherlands), Gtd. Notes, 144A	4.875%	10/15/23	2,165	2,137,937

SEE NOTES TO FINANCIAL STATEMENTS.

A167

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Semiconductors & Semiconductor Equipment (continued)
Sensata Technologies BV (Netherlands), Gtd. Notes, 144A	5.000%	10/01/25	1,357	$1,321,378
Sensata Technologies BV (Netherlands), Gtd. Notes, 144A	5.625%	11/01/24	173	179,055

				20,521,741

Software — 4.7%
Audatex North America, Inc., Gtd. Notes, 144A	6.000%	06/15/21	3,363	3,455,483
Audatex North America, Inc., Gtd. Notes, 144A(a)	6.125%	11/01/23	1,838	1,888,546
Blue Coat Holdings, Inc., Sr. Unsec’d. Notes, 144A	8.375%	06/01/23	2,688	2,735,040
BMC Software Finance, Inc., Sr. Unsec’d. Notes, 144A	8.125%	07/15/21	6,010	4,868,100
Boxer Parent Co., Inc., Sr. Unsec’d. Notes, PIK, 144A(a)	9.000%	10/15/19	5,205	3,695,550
Emdeon, Inc., Gtd. Notes	11.000%	12/31/19	4,250	4,611,250
First Data Corp., Gtd. Notes	10.625%	06/15/21	1,122	1,242,615
First Data Corp., Gtd. Notes	11.250%	01/15/21	2,829	3,140,190
First Data Corp., Gtd. Notes(a)	11.750%	08/15/21	6,947	7,815,375
First Data Corp., Gtd. Notes	12.625%	01/15/21	12,823	14,810,565
First Data Corp., Sec’d. Notes, 144A	8.250%	01/15/21	777	819,735
First Data Corp., Sec’d. Notes, PIK, 144A(a)	8.750%	01/15/22	482	512,091
First Data Corp., Sr. Sec’d. Notes, 144A(a)	6.750%	11/01/20	622	657,379
IMS Health, Inc., Sr. Unsec’d. Notes, 144A	6.000%	11/01/20	575	592,250
Infor Software Parent LLC/Infor Software Parent, Inc., Gtd. Notes, PIK, 144A (original cost $3,003,000; purchased 04/03/14-04/02/15)(a)(f)(g)	7.125%	05/01/21	2,995	3,002,487
Infor US, Inc., Gtd. Notes, 144A (original cost $3,674,300; purchased 03/18/15-04/09/15)(a)(f)(g)	6.500%	05/15/22	3,655	3,718,963
Infor US, Inc., Gtd. Notes, 144A	6.500%	05/15/22	602	612,535
Italics Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	7.125%	07/15/23	3,266	3,225,175
MedAssets, Inc., Gtd. Notes	8.000%	11/15/18	1,275	1,320,313
MSCI, Inc., Gtd. Notes, 144A(a)	5.250%	11/15/24	487	493,087
Nuance Communications, Inc., Gtd. Notes, 144A	5.375%	08/15/20	4,656	4,679,280
Open Text Corp. (Canada), Gtd. Notes, 144A	5.625%	01/15/23	230	227,700
Sophia LP/Sophia Finance, Inc., Gtd. Notes, 144A	9.750%	01/15/19	2,225	2,364,063
SS&C Technologies Holdings, Inc., Gtd. Notes, 144A	5.875%	07/15/23	397	400,970

				70,888,742

Specialty Retail — 1.1%
Academy Ltd./Academy Finance Corp., Gtd. Notes, 144A	9.250%	08/01/19	1,475	1,549,783
Claire’s Stores, Inc., Sec’d. Notes(a)	8.875%	03/15/19	750	333,750
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A	6.125%	03/15/20	1,168	928,560
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A	9.000%	03/15/19	3,882	3,280,290
CST Brands, Inc., Gtd. Notes	5.000%	05/01/23	700	696,500
Dufry Finance SCA (Switzerland), Gtd. Notes, 144A	5.500%	10/15/20	2,300	2,367,861
Guitar Center, Inc., Sr. Sec’d. Notes, 144A(a)	6.500%	04/15/19	467	427,305
Hot Topic, Inc., Sr. Sec’d. Notes, 144A (original cost $1,582,438; purchased 09/17/13-01/03/14)(f)(g)	9.250%	06/15/21	1,525	1,601,250

SEE NOTES TO FINANCIAL STATEMENTS.

A168

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Specialty Retail (continued)
HT Intermediate Holdings Corp., Sr. Unsec’d. Notes, PIK, 144A	12.000%	05/15/19	150	$152,250
L Brands, Inc., Gtd. Notes	5.625%	10/15/23	1,550	1,627,500
PVH Corp., Sr. Unsec’d. Notes	4.500%	12/15/22	1,875	1,856,250
Radio Systems Corp., Sec’d. Notes, 144A	8.375%	11/01/19	365	386,900
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.500%	11/01/23	655	681,200
Serta Simmons Holdings LLC, Sr. Unsec’d. Notes, 144A(a)	8.125%	10/01/20	439	463,145
Toys R Us Property Co. II LLC, Sr. Sec’d. Notes	8.500%	12/01/17	1,000	1,004,400

				17,356,944

Technology Hardware, Storage & Peripherals — 0.1%
NCR Corp., Gtd. Notes	5.000%	07/15/22	126	127,733
NCR Corp., Gtd. Notes	5.875%	12/15/21	60	61,800
NCR Corp., Gtd. Notes	6.375%	12/15/23	150	159,000
Project Homestake Merger Corp., Gtd. Notes, 144A	8.875%	03/01/23	1,920	1,862,400

				2,210,933

Textiles, Apparel & Luxury Goods — 0.4%
Levi Strauss & Co., Sr. Unsec’d. Notes, 144A	5.000%	05/01/25	1,460	1,412,550
Springs Industries, Inc., Sr. Sec’d. Notes	6.250%	06/01/21	5,130	5,014,575

				6,427,125

Tobacco — 0.1%
Vector Group Ltd., Gtd. Notes	7.750%	02/15/21	1,500	1,605,000

TOTAL CORPORATE BONDS (cost $1,440,873,048)				1,418,612,474

			Shares
COMMON STOCKS — 0.1%
Diversified Telecommunication Services — 0.1%
NII Holdings, Inc.*(a)			90,376	1,446,016

Independent Power & Renewable Electricity Producers
Dynegy, Inc.*			18,000	526,500

Oil, Gas & Consumable Fuels
Gener8 Maritime, Inc.*			712	9,705

TOTAL COMMON STOCKS (cost $2,017,748)				1,982,221

PREFERRED STOCKS — 0.4%
Banks — 0.1%
Goldman Sachs Group, Inc. (The), Series K, 6.375%			26,000	675,220
Royal Bank of Scotland Group PLC (United Kingdom), Series M, 6.400%			14,915	371,533
Royal Bank of Scotland Group PLC (United Kingdom), Series N, 6.350%			3,875	96,333

				1,143,086

Consumer Finance — 0.1%
Ally Financial, Inc., Series G, 7.000%			1,183	1,201,300

Insurance — 0.1%
XLIT Ltd. (Ireland), Series D, 3.400%			2,550	2,161,125

SEE NOTES TO FINANCIAL STATEMENTS.

A169

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

PREFERRED STOCKS (continued)	Shares	Value (Note 2)
Metals & Mining
ArcelorMittal (Luxembourg), Series MTUS, CVT, 6.000%	37,500	$585,375

Technology — 0.1%
Pitney Bowes International Holdings, Inc., Series F, 6.125%	1,000	1,044,375

TOTAL PREFERRED STOCKS (cost $6,284,794)		6,135,261

	Units
WARRANTS(g)*
Specialty Retail
Neebo, Inc. (Class A Stock), expiring 06/20/19	2,792	—
Neebo, Inc. (Class B Stock), expiring 06/29/19	5,983	—

		—

Transportation Infrastructure
General Maritime Corp., expiring 05/17/17	1,101	—

TOTAL WARRANTS (cost $0)		—

TOTAL LONG-TERM INVESTMENTS (cost $1,507,746,325)		1,479,089,053

	Shares
SHORT-TERM INVESTMENT — 19.1%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $290,496,187; includes $259,373,187 of cash collateral for securities on loan)(b)(w)(Note 4)	290,496,187	290,496,187

TOTAL INVESTMENTS — 116.1% (cost $1,798,242,512)		1,769,585,240
LIABILITIES IN EXCESS OF OTHER ASSETS(x) — (16.1)%		(245,327,513)

NET ASSETS — 100.0%		$1,524,257,727

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $253,467,362; cash collateral of $259,373,187 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2015.

(f)	Indicates a restricted security; the aggregate cost of such securities is $81,700,191. The aggregate value of $77,225,040 is approximately 5.1% of net assets.

(g)	Indicates a security that has been deemed illiquid.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(r)	Less than $500 par.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A170

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2015:

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation
Euro, Expiring 07/21/15	Goldman Sachs & Co.	EUR	402	$457,851	$448,300	$9,551

Credit default swap agreements outstanding at June 30, 2015:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(2)	Value at Trade Date	Value at June 30, 2015(3)	Unrealized Appeciation
Exchange-traded credit default swaps on credit indices—Buy Protection(1):
CDX.NA.HY.23	12/20/19	5.000%	$26,190	$1,328,468	$2,054,895	$726,427

Cash collateral of $1,500,000 has been segregated with Citigroup Global Markets to cover requirements for open contracts at June 30, 2015.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	Unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Bank Loans	$—	$51,746,597	$612,500
Corporate Bonds	—	1,415,505,573	3,106,901
Common Stocks	536,205	—	1,446,016
Preferred Stocks	6,135,261	—	—
Warrants	—	—	—
Affiliated Money Market Mutual Fund	290,496,187	—	—
Other Financial Instruments*
Foreign Forward Currency Contract	—	9,551	—
Exchange-traded credit default swaps	—	726,427	—

Total	$297,167,653	$1,467,988,148	$5,165,417

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

SEE NOTES TO FINANCIAL STATEMENTS.

A171

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2015 were as follows:

Affiliated Money Market Mutual Fund (17.0% represents investments purchased with collateral from securities on loan)	19.1%
Diversified Telecommunication Services	7.7
Media	6.9
Oil, Gas & Consumable Fuels	6.1
Health Care Providers & Services	6.1
Hotels, Restaurants & Leisure	6.0
Software	4.7
Commercial Services & Supplies	4.1
Construction & Engineering	3.5
Chemicals	3.3
Independent Power & Renewable Electricity Producers	3.2
Metals & Mining	2.9
Food Products	2.8
Energy Equipment & Services	2.7
Diversified Financial Services	2.4
Pharmaceuticals	2.4
Banks	2.3
Auto Components	2.1
Building Products	2.1
Containers & Packaging	2.0
Electric Utilities	1.8
Communications Equipment	1.5
Health Care Equipment & Supplies	1.4
Semiconductors & Semiconductor Equipment	1.4
Specialty Retail	1.3
Consumer Finance	1.2

Machinery	1.2%
Food & Staples Retailing	1.2
Aerospace & Defense	1.2
Distributors	1.2
Real Estate Investment Trusts (REITs)	1.0
Automobiles	1.0
Electronic Equipment, Instruments & Components	0.9
Multiline Retail	0.8
Industrial Conglomerates	0.6
Road & Rail	0.6
Technology	0.6
Gas Utilities	0.6
Insurance	0.5
Marine	0.5
Airlines	0.5
Household Products	0.5
Beverages	0.4
Textiles, Apparel & Luxury Goods	0.4
Paper & Forest Products	0.3
Internet & Catalog Retail	0.3
Restaurants	0.2
Capital Markets	0.2
Technology Hardware, Storage & Peripherals	0.1
Real Estate Management & Development	0.1
Tobacco	0.1
IT Services	0.1

116.1
Liabilities in excess of other assets	(16.1)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk and foreign exchange risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2015 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on foreign currency forward contracts	$9,551		—	$—
Credit contracts	Due from/to broker — variation margin swaps	726,427	*	—	—

Total		$735,978			$—

*	Includes cumulative appreciation/depreciation as reported in the schedule of exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A172

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Forward Currency Contracts(1)	Swaps	Total
Credit contracts	$—	$545,699	$545,699
Foreign exchange contracts	41,561	—	41,561

Total	$41,561	$545,699	$587,260

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Forward Currency Contracts(2)	Swaps	Total
Credit contracts	$—	$726,427	$726,427
Foreign exchange contracts	(4,898)	—	(4,898)

Total	$(4,898)	$726,427	$721,529

(1)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

(2)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

For the six months ended June 30, 2015, the Portfolio’s average volume of derivative activities is as follows:

Forward Foreign Currency Exchange Contracts - Sold(1)	Credit Default Swap Agreements - Buy Protection(2)
$462,616	$21,797

(1)	Value at Settlement Date.

(2)	Notional Amount in USD (000).

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received(3)	Net Amount
Goldman Sachs & Co.	$9,551	$—	$—	$9,551

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged(3)	Net Amount
Goldman Sachs & Co.	$—	$—	$—	$—

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Amounts shown reflect actual collateral received or pledged by the Portfolio. Such amounts are applied up to 100% of the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A173

AST HIGH YIELD PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2015

ASSETS:
Investments at value, including securities on loan of $253,467,362:
Unaffiliated investments (cost $1,507,746,325)	$1,479,089,053
Affiliated investments (cost $290,496,187)	290,496,187
Cash	757,145
Foreign currency, at value (cost $96,412)	79,211
Deposit with broker	1,500,000
Dividends and interest receivable	23,171,896
Receivable for investments sold	7,899,583
Receivable for fund share sold	254,374
Due from broker—variation margin swaps	130,329
Unrealized appreciation on foreign currency forward contracts	9,551
Prepaid expenses	1,873

Total Assets	1,803,389,202

LIABILITIES:
Payable to broker for collateral for securities on loan	259,373,187
Payable for investments purchased	16,904,646
Payable for fund share repurchased	2,221,594
Advisory fees payable	428,178
Accrued expenses and other liabilities	182,491
Distribution fee payable	21,029
Affiliated transfer agent fee payable	350

Total Liabilities	279,131,475

NET ASSETS	$1,524,257,727

Net assets were comprised of:
Paid-in capital	$1,315,571,811
Retained earnings	208,685,916

Net assets, June 30, 2015	$1,524,257,727

Net asset value and redemption price per share, $1,524,257,727 / 177,103,193 outstanding shares of beneficial interest	$8.61

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2015

INCOME
Interest income	$47,934,377
Affiliated income from securities lending, net	282,282
Unaffiliated dividend income	199,485
Affiliated dividend income	54,715

48,470,859

EXPENSES
Advisory fees	5,483,426
Distribution fee	761,488
Custodian and accounting fees	171,000
Audit fee	23,000
Trustees’ fees	12,000
Shareholders’ reports	12,000
Insurance expenses	11,000
Legal fees and expenses	6,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Loan interest expense	384
Miscellaneous	9,594

Total expenses	6,493,892

NET INVESTMENT INCOME	41,976,967

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	(2,828,897)
Swap agreements transactions	545,699
Foreign currency transactions	(36,348)

(2,319,546)

Net change in unrealized appreciation (depreciation) on:
Investments	(5,005,692)
Swap agreements	726,427
Foreign currencies	(8,947)

(4,288,212)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(6,607,758)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$35,369,209

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2015	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$41,976,967	$81,211,604
Net realized gain (loss) on investment and foreign currency transactions	(2,319,546)	27,628,194
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(4,288,212)	(62,875,523)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	35,369,209	45,964,275

FUND SHARE TRANSACTIONS:
Fund share sold [53,213,993 and 23,093,208 shares, respectively]	448,990,284	196,290,679
Fund share repurchased [15,125,118 and 74,587,074 shares, respectively]	(129,954,065)	(635,917,708)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	319,036,219	(439,627,029)

TOTAL INCREASE (DECREASE) IN NET ASSETS	354,405,428	(393,662,754)
NET ASSETS:
Beginning of period	1,169,852,299	1,563,515,053

End of period	$1,524,257,727	$1,169,852,299

SEE NOTES TO FINANCIAL STATEMENTS.

A174

AST INVESTMENT GRADE BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

LONG-TERM INVESTMENTS — 100.1% ASSET-BACKED SECURITIES — 3.0%	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Collateralized Debt Obligations
Cent CDO XI Ltd. (Cayman Islands), Series 2006-11A, Class A1, 144A	0.537%	(c)	04/25/19	442	$435,911

Collateralized Loan Obligations — 0.4%
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2014-6A, Class A, 144A	1.815%	(c)	10/15/26	1,000	999,130
Fraser Sullivan CLO I Ltd. (Cayman Islands), Series 2006-1A, Class B, 144A	0.756%	(c)	03/15/20	261	260,027
Highbridge Loan Management Ltd. (Cayman Islands), Series 2015-6A, Class A, 144A	1.271%	(c)	05/05/27	1,000	996,874
OCP CLO Ltd. (Cayman Islands), Series 2012-2A, Class A2, 144A	1.764%	(c)	11/22/23	1,100	1,100,606
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-2A, Class A1A, 144A	1.786%	(c)	07/20/27	600	598,860
Slater Mill Loan Fund LP (Cayman Islands), Series 2012-1A, Class B, 144A	2.926%	(c)	08/17/22	250	249,341
Sound Point CLO Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	2.975%	(c)	10/20/23	1,000	997,584

					5,202,422

Non-Residential Mortgage-Backed Securities — 0.7%
Chase Issuance Trust, Series 2007-C1, Class C1	0.646%	(c)	04/15/19	9,500	9,443,152

Residential Mortgage-Backed Securities — 1.9%
ACE Securities Corp. Home Equity Loan Trust, Series 2004-IN1, Class A1	0.827%	(c)	05/25/34	1,649	1,545,596
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-R8, Class M1	1.147%	(c)	09/25/34	2,000	1,994,048
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-W4, Class M1	1.387%	(c)	10/25/33	3,073	3,019,024
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE6, Class A2	0.907%	(c)	09/25/34	1,284	1,267,910
Countrywide Asset-Backed Certificates, Series 2004-6, Class 2A5	0.967%	(c)	11/25/34	2,082	2,006,128
Countrywide Asset-Backed Certificates, Series 2004-ECC2, Class M1	1.087%	(c)	12/25/34	2,424	2,231,864
LSTAR Securities Investment Trust, Series 2015-6, Class A, 144A	2.184%	(c)	05/01/20	4,888	4,852,531
MASTR Asset-Backed Securities Trust, Series 2004-OPT2, Class A2	0.887%	(c)	09/25/34	759	714,628
MASTR Asset-Backed Securities Trust, Series 2005-NC1, Class M1	0.907%	(c)	12/25/34	2,360	2,151,620
Morgan Stanley ABS Capital I, Series 2002-HE3, Class A2	1.267%	(c)	03/25/33	167	161,429
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE4, Class M1	1.087%	(c)	05/25/34	5,188	4,924,156
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC5, Class M1	1.087%	(c)	05/25/34	1,514	1,380,263
Option One Mortgage Acceptance Corp., Asset-Backed Certificates, Series 2003-3, Class A1	0.767%	(c)	06/25/33	1,079	1,013,353

					27,262,550

TOTAL ASSET-BACKED SECURITIES (cost $37,971,706)					42,344,035

SEE NOTES TO FINANCIAL STATEMENTS.

A175

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES — 16.8%	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Banc of America Commercial Mortgage Trust, Series 2006-2, Class AM	5.951%	(c)	05/10/45	6,860	$7,116,125
Banc of America Commercial Mortgage Trust, Series 2006-3, Class A4	5.889%	(c)	07/10/44	925	952,313
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4	5.223%		08/15/48	13,568	14,111,416
COBALT CMBS Commercial Mortgage Trust, Series 2007-C2, Class AMFX	5.526%	(c)	04/15/47	6,700	7,126,535
Commercial Mortgage Trust, Series 2012-CCRE1, Class A2	2.350%		05/15/45	967	984,766
Commercial Mortgage Trust, Series 2012-LC4, Class A2	2.256%		12/10/44	64	64,886
Commercial Mortgage Trust, Series 2013-CR7, Class A1	0.716%		03/10/46	1,534	1,528,133
Commercial Mortgage Trust, Series 2014-CCRE19, Class A4	3.532%		08/10/47	4,920	5,048,756
Commercial Mortgage Trust, Series 2014-CR20, Class A3	3.326%		11/10/47	7,800	7,849,741
Commercial Mortgage Trust, Series 2015-LC21, Class A3	3.445%		07/10/48	6,500	6,557,570
Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class AJ	5.639%	(c)	02/15/39	3,019	3,064,330
Credit Suisse Commercial Mortgage Trust, Series 2006-C2, Class A1A	5.860%	(c)	03/15/39	1,084	1,108,124
Credit Suisse Commercial Mortgage Trust, Series 2006-C5, Class A1A	5.297%		12/15/39	2,624	2,737,935
Credit Suisse Commercial Mortgage Trust, Series 2007-C2, Class A2	5.448%	(c)	01/15/49	46	46,079
DBUBS Mortgage Trust, Series 2011-LC3, Class A2	3.642%		08/10/44	3,252	3,310,119
GE Capital Commercial Mortgage Corp., Series 2005-C4, Class A4	5.495%	(c)	11/10/45	9,980	10,003,533
GE Commercial Mortgage Corp. Trust, Series 2007-C1, Class A1A	5.483%	(c)	12/10/49	6,288	6,647,888
GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class A1A	5.233%	(c)	11/10/45	1,425	1,435,720
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A5	5.224%	(c)	04/10/37	11,423	11,436,627
GS Mortgage Securities Trust, Series 2006-GG6, Class AM	5.622%	(c)	04/10/38	1,100	1,118,340
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12, Class A4	3.363%		07/15/45	1,100	1,128,917
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class A2	3.003%		01/15/47	5,650	5,849,598
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class A3	3.098%		11/15/47	8,000	8,099,784
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A4	3.227%		10/15/48	4,000	3,945,728
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-CB13, Class A4	5.421%	(c)	01/12/43	1,166	1,167,918
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP4, Class AM	4.999%	(c)	10/15/42	7,666	7,670,883
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP5, Class AM	5.454%	(c)	12/15/44	1,200	1,216,754
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB19, Class A1A	5.885%	(c)	02/12/49	2,452	2,609,485
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class AM	5.107%	(c)	07/12/38	5,480	5,481,436

SEE NOTES TO FINANCIAL STATEMENTS.

A176

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Merrill Lynch Mortgage Trust, Series 2006-C1, Class AM	5.865%	(c)	05/12/39	5,300	$5,446,301
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class AM	5.204%		12/12/49	7,420	7,782,497
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-5, Class A4	5.378%		08/12/48	4,590	4,784,203
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4	5.485%	(c)	03/12/51	1,900	2,007,591
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3	3.451%		07/15/50	6,000	6,054,174
Morgan Stanley Capital I Trust, Series 2015-MS1, Class A3	3.510%		05/15/48	5,000	5,068,512
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A3	2.533%		12/10/45	912	917,122
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A1	0.779%		03/10/46	5,335	5,303,981
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM	5.466%	(c)	01/15/45	10,635	10,852,762
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A1A	5.749%	(c)	07/15/45	25,485	26,371,198
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4	5.572%		10/15/48	1,000	1,037,507
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class APB	5.294%		12/15/43	2,992	3,020,144
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A2	2.819%		08/15/50	10,447	10,734,972
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class A2	2.552%		06/15/48	9,808	9,893,477
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A4	3.498%		07/15/58	7,000	7,069,713

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $241,063,511)					235,763,593

CORPORATE BONDS — 48.0%
Aerospace & Defense — 0.5%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.500%		03/15/18	2,000	2,090,000
Precision Castparts Corp., Sr. Unsec’d. Notes	3.250%		06/15/25	5,100	5,035,194

					7,125,194

Airlines — 0.2%
Continental Airlines, Inc., Series A, Pass-Through Certificates	4.750%		01/12/21	208	220,802
Continental Airlines, Inc., Series A, Pass-Through Certificates	5.983%		04/19/22	1,496	1,667,753
Delta Air Lines, Inc., Series 1A, Pass-Through Certificates	6.200%		07/02/18	495	535,618

					2,424,173

Automotive — 1.3%
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.625%		09/15/16	3,000	3,050,235
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(a)	4.375%		08/06/23	2,500	2,592,742
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	8.125%		01/15/20	7,150	8,731,451
General Motors Co., Sr. Unsec’d. Notes	3.500%		10/02/18	2,205	2,276,685
General Motors Co., Sr. Unsec’d. Notes	4.000%		04/01/25	1,000	981,634

SEE NOTES TO FINANCIAL STATEMENTS.

A177

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Automotive (continued)
General Motors Financial Co., Inc., Gtd. Notes	3.450%		04/10/22	1,020	$999,448

					18,632,195

Banking — 11.0%
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.300%		01/11/23	1,500	1,477,256
Bank of America Corp., Sr. Unsec’d. Notes, MTN(a)	4.125%		01/22/24	6,920	7,092,093
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.625%		07/01/20	5,500	6,198,819
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.650%		05/01/18	1,000	1,098,508
Bank of America Corp., Sub. Notes, MTN	4.200%		08/26/24	8,250	8,230,134
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	2.500%		02/20/19	3,000	3,020,010
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	3.750%		05/15/24	2,500	2,510,885
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	2.750%		11/08/19	865	858,769
BB&T Corp., Sr. Unsec’d. Notes, MTN	2.625%		06/29/20	4,895	4,905,862
Capital One Bank USA NA, Sub. Notes	3.375%		02/15/23	4,800	4,662,629
Capital One Financial Corp., Sr. Unsec’d. Notes	3.500%		06/15/23	4,230	4,163,170
Capital One NA, Sr. Unsec’d. Notes	2.950%		07/23/21	880	867,420
Citigroup, Inc., Sr. Unsec’d. Notes	3.300%		04/27/25	5,500	5,288,844
Citigroup, Inc., Sr. Unsec’d. Notes(a)	3.750%		06/16/24	3,000	3,017,775
Citigroup, Inc., Sub. Notes(a)	3.500%		05/15/23	1,250	1,220,411
Citigroup, Inc., Sub. Notes	3.875%		03/26/25	3,135	3,003,032
Citigroup, Inc., Sub. Notes	4.400%		06/10/25	1,400	1,394,782
Discover Bank, Sr. Unsec’d. Notes	4.200%		08/08/23	3,200	3,239,021
Discover Bank, Sub. Notes	7.000%		04/15/20	1,665	1,937,794
Fifth Third Bank, Sr. Unsec’d. Notes	2.375%		04/25/19	750	751,014
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(a)	3.500%		01/23/25	5,300	5,139,908
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.850%		07/08/24	2,750	2,747,616
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(h)	5.750%		01/24/22	10,000	11,374,690
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes(a)	4.875%		01/14/22	4,535	5,000,940
JPMorgan Chase & Co., Jr. Sub. Notes	7.900%	(c)	04/29/49	1,000	1,057,750
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.125%		01/23/25	3,300	3,150,695
JPMorgan Chase & Co., Sr. Unsec’d. Notes(a)(h)	3.625%		05/13/24	6,250	6,204,662
JPMorgan Chase & Co., Sr. Unsec’d. Notes(a)	4.250%		10/15/20	5,000	5,346,315
JPMorgan Chase & Co., Sub. Notes	3.875%		09/10/24	6,650	6,542,975
Lloyds Bank PLC (United Kingdom), Gtd. Notes	6.375%		01/21/21	1,000	1,179,412
Lloyds Bank PLC (United Kingdom), Gtd. Notes, MTN, 144A	5.800%		01/13/20	1,000	1,142,493
Morgan Stanley, Sr. Unsec’d. Notes	3.750%		02/25/23	3,200	3,235,648
Morgan Stanley, Sr. Unsec’d. Notes	3.875%		04/29/24	4,000	4,042,620
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.500%		07/28/21	4,375	4,935,389
Morgan Stanley, Sub. Notes, MTN	4.350%		09/08/26	4,250	4,164,490
Morgan Stanley, Sub. Notes, MTN	4.875%		11/01/22	1,210	1,287,087
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650%		12/06/22	2,500	2,484,450
PNC Bank NA, Sr. Unsec’d. Notes	3.300%		10/30/24	2,000	1,972,052
PNC Bank NA, Sub. Notes(h)	3.800%		07/25/23	1,295	1,326,671
PNC Bank NA, Sub. Notes	4.200%		11/01/25	3,250	3,410,966
PNC Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	2.854%		11/09/22	3,835	3,758,277
Royal Bank of Scotland PLC (The) (United Kingdom), Gtd. Notes	6.125%		01/11/21	3,000	3,442,512

SEE NOTES TO FINANCIAL STATEMENTS.

A178

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Banking (continued)
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	3.000%	09/24/15	805	$807,222
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	4.625%	04/19/16	165	169,114
Wells Fargo & Co., Sub. Notes, MTN(a)	4.100%	06/03/26	6,000	6,025,290

				154,887,472

Brokerage — 0.2%
Jefferies Group LLC, Sr. Unsec’d. Notes	5.125%	01/20/23	2,280	2,353,804

Building Materials & Construction — 0.3%
CRH America, Inc. (Ireland), Gtd. Notes	8.125%	07/15/18	1,000	1,172,823
Fortune Brands Home & Security, Inc., Sr. Unsec’d. Notes	4.000%	06/15/25	2,700	2,679,939
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes	4.250%	07/02/24	640	647,883

				4,500,645

Cable — 0.7%
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	3.800%	03/15/22	7,185	7,226,328
Time Warner Cable, Inc., Gtd. Notes(a)	8.750%	02/14/19	2,525	2,998,821
Videotron Ltd. (Canada), Gtd. Notes	9.125%	04/15/18	181	184,168

				10,409,317

Capital Goods — 0.7%
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $259,615; purchased 07/18/13)(f)(g)	2.800%	11/01/18	260	265,206
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $673,535; purchased 01/14/13)(f)(g)	2.875%	07/17/18	675	687,569
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	8,260	8,948,157

				9,900,932

Chemicals — 2.5%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	3.150%	10/01/22	785	761,111
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	3.500%	06/01/23	6,000	5,865,342
CF Industries, Inc., Gtd. Notes	7.125%	05/01/20	4,000	4,751,576
Dow Chemical Co. (The), Sr. Unsec’d. Notes	3.000%	11/15/22	2,000	1,924,048
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.250%	11/15/20	2,915	3,109,413
Lubrizol Corp., Gtd. Notes	8.875%	02/01/19	1,750	2,150,384
LYB International Finance BV, Gtd. Notes(a)	4.000%	07/15/23	11,480	11,748,035
Monsanto Co., Sr. Unsec’d. Notes	2.850%	04/15/25	855	785,438
Mosaic Co. (The), Sr. Unsec’d. Notes	4.250%	11/15/23	3,295	3,388,015

				34,483,362

Electric — 2.2%
Commonwealth Edison Co., First Mortgage Bonds(h)	3.400%	09/01/21	5,000	5,200,505
Entergy Corp., Sr. Unsec’d. Notes	4.700%	01/15/17	900	936,628
Exelon Corp., Sr. Unsec’d. Notes	3.950%	06/15/25	1,405	1,413,290
FirstEnergy Transmission LLC, Series 144A, Sr. Unsec’d. Notes, 144A	4.350%	01/15/25	750	769,524
Indiana Michigan Power Co., Sr. Unsec’d. Notes	7.000%	03/15/19	2,000	2,327,794
NextEra Energy Capital Holdings, Inc., Gtd. Notes	4.500%	06/01/21	7,000	7,560,805
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	3.500%	06/15/25	810	808,536
PacifiCorp, First Mortgage Bonds(a)	3.350%	07/01/25	2,270	2,271,584
PPL Electric Utilities Corp., First Mortgage Bonds	3.000%	09/15/21	5,000	5,063,515

SEE NOTES TO FINANCIAL STATEMENTS.

A179

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Electric (continued)
PSEG Power LLC, Gtd. Notes	2.750%	09/15/16	1,560	$1,591,294
Virginia Electric & Power Co., Sr. Unsec’d. Notes(h)	2.950%	01/15/22	2,505	2,497,047

				30,440,522

Energy – Integrated — 0.1%
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	3.000%	08/15/22	895	846,379
Petro-Canada (Canada), Sr. Unsec’d. Notes	6.050%	05/15/18	650	721,882

				1,568,261

Energy – Other — 1.8%
Cameron International Corp., Sr. Unsec’d. Notes	3.600%	04/30/22	1,400	1,391,874
Helmerich & Payne International Drilling Co., Gtd. Notes, 144A(a)	4.650%	03/15/25	1,930	1,992,316
Kerr-McGee Corp., Gtd. Notes	6.950%	07/01/24	2,000	2,411,224
Nabors Industries, Inc., Gtd. Notes	4.625%	09/15/21	4,615	4,584,869
Nabors Industries, Inc., Gtd. Notes(a)	5.000%	09/15/20	2,925	3,045,244
Nabors Industries, Inc., Gtd. Notes	6.150%	02/15/18	2,500	2,699,600
Noble Energy, Inc., Sr. Unsec’d. Notes	4.150%	12/15/21	5,805	6,047,457
Southern California Gas Co., First Mortgage Bonds	3.200%	06/15/25	3,300	3,307,851
Weatherford International LLC, Gtd. Notes	6.350%	06/15/17	500	535,468

				26,015,903

Foods — 1.4%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	2.625%	01/17/23	5,000	4,798,715
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes(h)	5.375%	01/15/20	4,720	5,323,730
JM Smucker Co. (The), Gtd. Notes, 144A	3.000%	03/15/22	655	642,622
JM Smucker Co. (The), Gtd. Notes, 144A(a)	3.500%	03/15/25	475	465,353
Kraft Heinz Foods Co., Gtd. Notes, 144A	3.950%	07/15/25	6,995	7,033,787
Tyson Foods, Inc., Gtd. Notes	3.950%	08/15/24	1,190	1,198,732

				19,462,939

Healthcare & Pharmaceutical — 5.2%
AbbVie, Inc., Sr. Unsec’d. Notes	3.200%	11/06/22	1,030	1,019,909
AbbVie, Inc., Sr. Unsec’d. Notes	3.600%	05/14/25	5,620	5,554,780
Actavis Funding SCS, Gtd. Notes	3.450%	03/15/22	13,820	13,689,097
Amgen, Inc., Sr. Unsec’d. Notes	3.625%	05/22/24	6,500	6,447,909
Amgen, Inc., Sr. Unsec’d. Notes	3.875%	11/15/21	6,470	6,785,083
Baxalta, Inc., Sr. Unsec’d. Notes, 144A(a)	3.600%	06/23/22	4,130	4,127,448
Bayer U.S. Finance LLC (Germany), Gtd. Notes, 144A	3.000%	10/08/21	1,310	1,319,532
Cardinal Health, Inc., Sr. Unsec’d. Notes	3.750%	09/15/25	4,150	4,128,756
Gilead Sciences, Inc., Sr. Unsec’d. Notes(h)	3.700%	04/01/24	5,500	5,620,098
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	2.625%	02/01/20	385	382,016
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes(a)	3.200%	02/01/22	1,735	1,710,526
Medtronic, Inc., Gtd. Notes, 144A	3.500%	03/15/25	10,840	10,803,003
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	4.125%	07/01/52	125	109,954
Merck & Co., Inc., Sr. Unsec’d. Notes(a)	2.350%	02/10/22	6,025	5,827,338
Merck & Co., Inc., Sr. Unsec’d. Notes(a)	2.750%	02/10/25	1,725	1,654,163

SEE NOTES TO FINANCIAL STATEMENTS.

A180

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Healthcare & Pharmaceutical (continued)
VPII Escrow Corp., Gtd. Notes, 144A	6.750%	08/15/18	3,600	$3,775,500

				72,955,112

Healthcare Insurance — 1.0%
Aetna, Inc., Sr. Unsec’d. Notes	4.125%	06/01/21	7,000	7,501,102
UnitedHealth Group, Inc., Sr. Unsec’d. Notes(a)	2.875%	12/15/21	3,300	3,299,640
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.700%	02/15/21	2,860	3,154,068

				13,954,810

Insurance — 3.0%
American International Group, Inc., Sr. Unsec’d. Notes(a)	4.125%	02/15/24	5,000	5,188,370
American International Group, Inc., Sr. Unsec’d. Notes	6.400%	12/15/20	875	1,040,239
Aon Corp., Gtd. Notes	3.500%	09/30/15	1,100	1,106,514
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.950%	05/01/22	5,835	6,272,672
Lincoln National Corp., Sr. Unsec’d. Notes	4.850%	06/24/21	6,630	7,268,529
Markel Corp., Sr. Unsec’d. Notes	3.625%	03/30/23	355	349,886
Markel Corp., Sr. Unsec’d. Notes	4.900%	07/01/22	2,510	2,688,903
MetLife, Inc., Sr. Unsec’d. Notes	3.048%	12/15/22	4,340	4,293,184
MetLife, Inc., Sr. Unsec’d. Notes	4.750%	02/08/21	3,635	4,014,952
Pacific LifeCorp., Sr. Unsec’d. Notes, 144A	6.000%	02/10/20	1,500	1,694,685
Principal Financial Group, Inc., Gtd. Notes(a)	3.125%	05/15/23	3,500	3,398,332
Principal Financial Group, Inc., Gtd. Notes	3.300%	09/15/22	2,650	2,627,875
Swiss Re Treasury (US) Corp., Gtd. Notes, 144A	2.875%	12/06/22	1,185	1,147,417
WR Berkley Corp., Sr. Unsec’d. Notes	4.625%	03/15/22	690	733,630
WR Berkley Corp., Sr. Unsec’d. Notes	5.375%	09/15/20	515	574,472

				42,399,660

Lodging — 0.2%
Choice Hotels International, Inc., Gtd. Notes	5.750%	07/01/22	2,000	2,167,500
Marriott International, Inc., Sr. Unsec’d. Notes(a)	3.250%	09/15/22	1,320	1,301,492

				3,468,992

Media & Entertainment — 1.1%
21st Century Fox America, Inc., Gtd. Notes	4.000%	10/01/23	750	772,726
21st Century Fox America, Inc., Gtd. Notes	6.150%	02/15/41	35	40,644
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(a)	6.500%	04/30/21	3,190	3,337,538
CSC Holdings LLC, Sr. Unsec’d. Notes	7.625%	07/15/18	3,000	3,285,000
RR Donnelley & Sons Co., Sr. Unsec’d. Notes	8.600%	08/15/16	3,000	3,225,000
Time Warner, Inc., Gtd. Notes(a)	4.000%	01/15/22	1,720	1,760,491
Time Warner, Inc., Gtd. Notes	4.750%	03/29/21	265	286,468
Viacom, Inc., Sr. Unsec’d. Notes	3.125%	06/15/22	2,000	1,914,064
Viacom, Inc., Sr. Unsec’d. Notes	4.500%	03/01/21	1,230	1,301,194

				15,923,125

Metals & Mining — 0.8%
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes(a)	3.850%	09/30/23	2,490	2,556,896
Glencore Finance Canada Ltd. (Switzerland), Gtd. Notes, 144A	5.800%	11/15/16	1,600	1,684,078
Rio Tinto Finance USA Ltd. (United Kingdom), Sr. Unsec’d. Notes	3.750%	09/20/21	3,445	3,570,126
Rio Tinto Finance USA Ltd. (United Kingdom), Sr. Unsec’d. Notes	3.750%	06/15/25	2,040	2,011,397

SEE NOTES TO FINANCIAL STATEMENTS.

A181

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Metals & Mining (continued)
Teck Resources Ltd. (Canada), Gtd. Notes	3.850%	08/15/17	1,015	$1,046,655

				10,869,152

Non-Captive Finance — 1.8%
Discover Financial Services, Sr. Unsec’d. Notes	5.200%	04/27/22	3,468	3,687,417
General Electric Capital Corp., Gtd. Notes, MTN(h)	3.100%	01/09/23	12,535	12,500,454
General Electric Capital Corp., Gtd. Notes, MTN(a)(h)	3.450%	05/15/24	4,500	4,559,810
International Lease Finance Corp., Sr. Unsec’d. Notes	5.750%	05/15/16	275	281,875
Navient Corp., Sr. Unsec’d. Notes, MTN	6.000%	01/25/17	3,820	3,972,800

				25,002,356

Paper — 0.2%
International Paper Co., Sr. Unsec’d. Notes	4.750%	02/15/22	2,061	2,230,979
Rock-Tenn Co., Gtd. Notes	4.900%	03/01/22	775	834,504

				3,065,483

Pipelines & Other — 2.6%
Atmos Energy Corp., Sr. Unsec’d. Notes	8.500%	03/15/19	2,735	3,322,215
El Paso Pipeline Partners Operating Co. LLC, Gtd. Notes	5.000%	10/01/21	4,200	4,444,201
Enterprise Products Operating LLC, Gtd. Notes(a)	3.750%	02/15/25	4,160	4,077,100
Enterprise Products Operating LLC, Gtd. Notes	3.900%	02/15/24	3,295	3,308,684
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%	02/01/21	1,885	2,005,561
ONEOK Partners LP, Gtd. Notes	3.375%	10/01/22	3,715	3,417,655
ONEOK Partners LP, Gtd. Notes(a)	5.000%	09/15/23	2,525	2,556,068
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	5.000%	02/01/21	2,185	2,377,046
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	8.750%	05/01/19	1,020	1,245,453
Spectra Energy Partners LP, Sr. Unsec’d. Notes(a)	4.750%	03/15/24	4,340	4,586,660
Williams Partners LP, Sr. Unsec’d. Notes	3.600%	03/15/22	5,650	5,485,851

				36,826,494

Railroads — 1.0%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.050%	09/01/22	5,075	5,058,232
CSX Corp., Sr. Unsec’d. Notes	7.900%	05/01/17	1,923	2,147,060
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.900%	06/15/19	6,000	6,809,538

				14,014,830

Real Estate Investment Trusts (REITs) — 0.7%
ProLogis LP, Gtd. Notes.	6.875%	03/15/20	120	138,620
Simon Property Group LP, Sr. Unsec’d. Notes	3.375%	03/15/22	515	522,726
Simon Property Group LP, Sr. Unsec’d. Notes	6.125%	05/30/18	2,250	2,528,075
Weyerhaeuser Co., Sr. Unsec’d. Notes	4.625%	09/15/23	6,040	6,422,000

				9,611,421

Retailers — 2.2%
CVS Health Corp., Sr. Unsec’d. Notes(a)	3.375%	08/12/24	4,000	3,930,144
CVS Health Corp., Sr. Unsec’d. Notes(a)	4.125%	05/15/21	7,000	7,487,326
Home Depot, Inc. (The), Sr. Unsec’d. Notes(a)(h)	3.750%	02/15/24	7,000	7,284,879

SEE NOTES TO FINANCIAL STATEMENTS.

A182

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Retailers (continued)
Kohl’s Corp., Sr. Unsec’d. Notes	6.250%	12/15/17	2,375	$2,635,687
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	3.300%	04/22/24	7,000	7,082,551
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes(h)	4.250%	04/15/21	2,000	2,194,858

				30,615,445

Technology — 1.3%
Apple, Inc., Sr. Unsec’d. Notes	3.450%	05/06/24	5,000	5,098,670
Fiserv, Inc., Gtd. Notes	3.125%	10/01/15	1,585	1,593,431
International Business Machines Corp., Sr. Unsec’d. Notes(a)	3.375%	08/01/23	3,075	3,089,769
Oracle Corp., Sr. Unsec’d. Notes	4.300%	07/08/34	5,880	5,798,521
Xerox Corp., Sr. Unsec’d. Notes	6.750%	02/01/17	1,925	2,073,593

				17,653,984

Telecommunications — 2.5%
America Movil SAB de CV (Mexico), Gtd. Notes	2.375%	09/08/16	3,605	3,650,495
AT&T, Inc., Sr. Unsec’d. Notes	3.400%	05/15/25	5,530	5,274,005
AT&T, Inc., Sr. Unsec’d. Notes	3.875%	08/15/21	2,000	2,062,914
AT&T, Inc., Sr. Unsec’d. Notes	5.600%	05/15/18	1,330	1,464,448
Embarq Corp., Sr. Unsec’d. Notes (original cost $1,947,400; purchased 02/03/09)(f)(g)	7.082%	06/01/16	2,140	2,225,446
Telecom Italia Capital SA (Italy), Gtd. Notes	6.999%	06/04/18	1,000	1,101,200
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.150%	09/15/23	15,650	17,134,262
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes	5.625%	02/27/17	1,500	1,593,784

				34,506,554

Tobacco — 1.5%
Altria Group, Inc., Gtd. Notes	4.750%	05/05/21	7,000	7,585,578
BAT International Finance PLC (United Kingdom), Gtd. Notes, 144A	3.500%	06/15/22	3,165	3,193,855
Lorillard Tobacco Co., Gtd. Notes	8.125%	06/23/19	865	1,024,746
Philip Morris International, Inc., Sr. Unsec’d. Notes(a)	2.500%	08/22/22	2,525	2,431,641
Philip Morris International, Inc., Sr. Unsec’d. Notes(h)	4.125%	05/17/21	4,500	4,855,360
Reynolds American, Inc., Gtd. Notes	4.000%	06/12/22	2,000	2,042,932

				21,134,112

TOTAL CORPORATE BONDS (cost $656,971,827)				674,206,249

MUNICIPAL BONDS — 2.4%
Arizona — 0.5%
Salt River Project Agricultural Improvement & Power District, Revenue Bonds, BABs	4.839%	01/01/41	6,500	7,183,540

California — 0.4%
Bay Area Toll Authority, California Toll Bridge, Revenue Bonds, BABs	6.263%	04/01/49	2,930	3,790,893
State of California, BABs, GO	7.625%	03/01/40	800	1,154,704

				4,945,597

Colorado — 0.3%
Regional Transportation District Co. Sales Tax, Revenue Bonds, Series B, BABs	5.844%	11/01/50	2,895	3,607,402

SEE NOTES TO FINANCIAL STATEMENTS.

A183

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

MUNICIPAL BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Massachusetts — 0.1%
Massachusetts State Water Pollution Abatement, Revenue Bonds, BABs	5.192%	08/01/40	1,400	$1,626,324

New York — 0.2%
New York City Transitional Finance Authority, Future Tax Secured Bonds, BABs	5.767%	08/01/36	2,000	2,399,700

Ohio — 0.3%
Ohio State University (The), Revenue Bonds, BABs	4.910%	06/01/40	1,300	1,436,071
Ohio State Water Development Authority, Revenue Bonds, Series B-2, BABs	4.879%	12/01/34	2,000	2,228,720

				3,664,791

Oregon
Oregon State Department of Transportation, Series A, Revenue Bonds, BABs	5.834%	11/15/34	500	610,510

Pennsylvania — 0.3%
Pennsylvania Turnpike Commission, Revenue Bonds, Series B, BABs	5.511%	12/01/45	4,000	4,522,720

Texas — 0.1%
San Antonio Electric & Gas, Revenue Bonds	4.427%	02/01/42	1,750	1,805,982

Washington — 0.2%
Central Puget Sound Regional Transit Authority, Revenue Bonds, BABs	5.491%	11/01/39	2,330	2,796,536

TOTAL MUNICIPAL BONDS (cost $33,129,645)				33,163,102

NON-CORPORATE FOREIGN AGENCIES — 1.0%
CDP Financial, Inc. (Canada), Sr. Unsec’d. Notes, 144A	3.150%	07/24/24	1,670	1,681,591
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	9.250%	04/23/19	2,500	2,775,000
Intesa Sanpaolo SpA (Italy), Gtd. Notes	3.125%	01/15/16	1,550	1,561,816
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%	01/21/21	2,000	2,169,000
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A(a)	3.500%	07/23/20	1,610	1,627,678
Royal Bank of Canada (Canada), Covered Notes	2.200%	09/23/19	2,970	2,991,856
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes	3.000%	01/18/23	2,090	2,041,230

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $14,807,641)				14,848,171

SOVEREIGNS — 1.3%
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes(a)	5.625%	01/07/41	6,000	5,730,000
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	3.750%	04/25/22	2,500	2,462,500
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	4.875%	05/05/21	4,400	4,669,720
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	6.050%	01/11/40	5,000	5,675,000

TOTAL SOVEREIGNS (cost $19,040,773)				18,537,220

SEE NOTES TO FINANCIAL STATEMENTS.

A184

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.0%
Federal National Mortgage Assoc.(a)(h)	1.500%		06/22/20	5,110	$5,049,401
Federal National Mortgage Assoc.(a)	2.625%		09/06/24	65	65,025
Federal National Mortgage Assoc.(t)	3.500%		TBA	14,000	14,409,063
Government National Mortgage Assoc.	4.000%		06/15/41-09/15/41	375	404,773
Hashemite Kingdom of Jordan, USAID Bond, Gov’t. Gtd. Notes	2.578%		06/30/22	6,300	6,331,500
Hashemite Kingdom of Jordan, USAID Bond, Gov’t. Gtd. Notes	3.000%		06/30/25	2,585	2,591,462
Residual Funding Corp. Strips Principal, Bonds	1.825%	(s)	10/15/19	1,775	1,638,350
Tennessee Valley Authority, Sr. Unsec’d. Notes	2.875%		09/15/24	2,020	2,029,470
Ukraine Government, USAID Bond, Gov’t. Gtd. Notes	1.847%		05/29/20	23,905	23,923,837

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $56,292,159)					56,442,881

U.S. TREASURY OBLIGATIONS — 23.6%
U.S. Treasury Bonds(a)	2.500%		02/15/45	2,075	1,826,166
U.S. Treasury Bonds	2.750%		08/15/42	5,495	5,112,499
U.S. Treasury Bonds	2.750%		11/15/42	7,630	7,098,281
U.S. Treasury Bonds	2.875%		05/15/43	46,220	44,046,227
U.S. Treasury Bonds	4.625%		02/15/40	7,650	9,755,540
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%		04/15/20	9,289	9,364,092
U.S. Treasury Notes	1.500%		10/31/19	14,395	14,402,874
U.S. Treasury Notes(h)	1.625%		04/30/19	10,410	10,526,301
U.S. Treasury Notes	1.625%		06/30/20	23,170	23,168,193
U.S. Treasury Notes	2.125%		08/15/21	44,300	44,798,375
U.S. Treasury Notes	2.125%		09/30/21	55,070	55,620,700
U.S. Treasury Notes	2.250%		03/31/21	39,840	40,699,030
U.S. Treasury Notes	3.125%		05/15/19	15,755	16,812,302
U.S. Treasury Notes	3.125%		05/15/21	14,500	15,509,330
U.S. Treasury Strips Coupon(h)(k)	2.860%	(s)	05/15/24	40,000	32,267,360

TOTAL U.S. TREASURY OBLIGATIONS (cost $330,552,529)					331,007,270

TOTAL LONG-TERM INVESTMENTS (cost $1,389,829,791)					1,406,312,521

				Shares
SHORT-TERM INVESTMENTS — 9.4%
AFFILIATED MONEY MARKET MUTUAL FUND — 9.3%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $131,238,911; includes $74,650,538 of cash collateral for securities on loan)(b)(w)(Note 4)				131,238,911	131,238,911

				Notional Amount (000)#
OPTIONS PURCHASED* — 0.1%
Call Options
U.S. Treasury Long Bond Futures,
expiring 07/24/15, Strike Price $152.00				43,900	754,531
expiring 07/24/15, Strike Price $160.00				21,700	47,469
expiring 07/24/15, Strike Price $164.00				22,200	17,344

TOTAL OPTIONS PURCHASED (cost $760,141)					819,344

SEE NOTES TO FINANCIAL STATEMENTS.

A185

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

		Value (Note 2)
TOTAL SHORT-TERM INVESTMENTS (cost $131,999,052)		$132,058,255

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 109.5% (cost $1,521,828,843)		1,538,370,776

OPTIONS WRITTEN*	Notional Amount (000)#
Call Options
U.S. Treasury Long Bond Futures,
expiring 07/24/15, Strike Price $156.00	43,400	(278,031)
expiring 07/24/15, Strike Price $158.00	44,400	(166,500)

TOTAL OPTIONS WRITTEN (premiums received $388,922)		(444,531)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 109.5% (cost $1,521,439,921)		1,537,926,245
LIABILITIES IN EXCESS OF OTHER ASSETS(x) — (9.5)%		(133,309,906)

NET ASSETS — 100.0%		$1,404,616,339

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $72,717,091; cash collateral of $74,650,538 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2015.

(f)	Indicates a restricted security; the aggregate cost of such securities is $2,880,550. The aggregate value of $3,178,221 is approximately 0.2% of net assets.

(g)	Indicates a security that has been deemed illiquid.

(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.

(t)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $14,000,000 is approximately 1% of net assets.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2015	Unrealized Appreciation (Depreciation)(1)
Long Positions:
907	5 Year U.S. Treasury Notes	Sep. 2015	$107,599,818	$108,166,836	$567,018
4,432	10 Year U.S. Treasury Notes	Sep. 2015	560,886,297	559,193,750	(1,692,547)

					(1,125,529)

Short Positions:
884	2 Year U.S. Treasury Notes	Sep. 2015	193,299,479	193,540,750	(241,271)
149	U.S. Long Bond	Sep. 2015	22,733,441	22,475,719	257,722
547	U.S. Ultra Bonds	Sep. 2015	86,393,196	84,272,187	2,121,009

					2,137,460

					$1,011,931

SEE NOTES TO FINANCIAL STATEMENTS.

A186

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Futures contracts outstanding at June 30, 2015 (continued):

(1)	A U.S. Treasury obligation with a market value of $6,449,439 have been segregated with Citigroup Global Markets to cover requirements for open contracts at June 30, 2015.

Interest rate swap agreements outstanding at June 30, 2015:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
26,502	05/15/21	4.419%	3 Month LIBOR(2)	$(13,709,675)	$—	$(13,709,675)	Deutsche Bank AG
26,415	05/15/21	4.446%	3 Month LIBOR(2)	(13,800,431)	—	(13,800,431)	Deutsche Bank AG
540,000	10/05/21	1.971%	3 Month LIBOR(1)	911,328	—	911,328	JPMorgan Chase
500,000	10/17/21	2.331%	3 Month LIBOR(2)	(11,569,109)	—	(11,569,109)	Citigroup Global Markets

				$(38,167,887)	$—	$(38,167,887)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2015	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
80,831	12/31/21	1.950%	3 Month LIBOR(2)	$235,579	$490,288	$254,709
27,475	12/31/21	1.831%	3 Month LIBOR(2)	99,678	368,973	269,295
7,505	01/13/22	2.480%	3 Month LIBOR(2)	195	(194,750)	(194,945)
84,990	05/31/22	2.200%	3 Month LIBOR(2)	(143,773)	(94,143)	49,630

				$191,679	$570,368	$378,689

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at June 30, 2015:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at June 30, 2015(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation	Counterparty
Over-the-counter credit default swaps on corporate issues—Buy Protection(1):
RR Donnelley & Sons Co.	09/20/16	1.000%	3,000	0.274%	$(27,815)	$377,449	$(405,264)	JPMorgan Chase

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(4)	Value at Trade Date	Value at June 30, 2015(5)	Unrealized Depreciation
Exchange-traded credit default swaps on credit indices—Sell Protection(2):
CDX.NA.IG.24	06/20/20	1.000%	100,000	$1,689,315	$1,426,744	$(262,571)

A U.S. Treasury obligation and a U.S. Government Agency obligation with a combined market value of $8,708,136 have been segregated with Citigroup Global Markets to cover requirements for open exchange-traded interest rate and credit default swap contracts at June 30, 2015.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of

SEE NOTES TO FINANCIAL STATEMENTS.

A187

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Debt Obligations	$—	$435,911	$—
Collateralized Loan Obligations	—	4,603,562	598,860
Non-Residential Mortgage-Backed Securities	—	9,443,152	—
Residential Mortgage-Backed Securities	—	27,262,550	—
Commercial Mortgage-Backed Securities	—	235,763,593	—
Corporate Bonds	—	674,206,249	—
Municipal Bonds	—	33,163,102	—
Non-Corporate Foreign Agencies	—	14,848,171	—
Sovereigns	—	18,537,220	—
U.S. Government Agency Obligations	—	56,442,881	—
U.S. Treasury Obligations	—	331,007,270	—
Affiliated Money Market Mutual Fund	131,238,911	—	—
Options Purchased	819,344	—	—
Options Written	(444,531)	—	—
Other Financial Instruments*
Futures Contracts	1,011,931	—	—
Over-the-counter interest rate swaps	—	(38,167,887)	—
Exchange-traded interest rate swaps	—	378,689	—
Over-the-counter credit default swaps	—	(27,815)	—
Exchange-traded credit default swaps	—	(262,571)	—

Total	$132,625,655	$1,367,634,077	$598,860

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2015 were as follows:

U.S. Treasury Obligations	23.6%
Commercial Mortgage-Backed Securities	16.8
Banking	11.0

Affiliated Money Market Mutual Fund (5.3% represents investments purchased with collateral from securities on loan)	9.3%
Healthcare & Pharmaceutical	5.2
U.S. Government Agency Obligations	4.0
Insurance	3.0
Pipelines & Other	2.6
Telecommunications	2.5
Chemicals	2.4

SEE NOTES TO FINANCIAL STATEMENTS.

A188

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Municipal Bonds	2.4%
Retailers	2.2
Electric	2.2
Residential Mortgage-Backed Securities	1.9
Energy – Other	1.8
Non-Captive Finance	1.8
Tobacco	1.5
Foods	1.4
Automotive	1.3
Sovereigns	1.3
Technology	1.3
Media & Entertainment	1.1
Non-Corporate Foreign Agencies	1.1
Railroads	1.0
Healthcare Insurance	1.0
Metals & Mining	0.8
Cable	0.7
Capital Goods	0.7

Real Estate Investment Trusts (REITs)	0.7%
Non-Residential Mortgage-Backed Securities	0.7
Aerospace & Defense	0.5
Collateralized Loan Obligations	0.4
Building Materials & Construction	0.3
Lodging	0.2
Paper	0.2
Airlines	0.2
Brokerage	0.2
Energy – Integrated	0.1
Options Purchased	0.1

109.5
Liabilities in excess of other assets	(9.5)

100.0

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2015 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	—	$—		Unrealized depreciation on over-the-counter swap agreements	$405,264
Credit contracts	Premiums paid for swap agreements	377,449		—	—
Credit contracts	—	—		Due from/to broker — variation margin-swaps	262,571	*
Interest rate contracts	Due from/to broker —variation margin-futures	2,945,749	*	Due from/to broker — variation margin-futures	1,933,818	*
Interest rate contracts	Due from/to broker —variation margin-swaps	573,634	*	Due from/to broker — variation margin-swaps	194,945	*
Interest rate contracts	Unrealized appreciation on over-the-counter swap agreements	911,328		Unrealized depreciation on over-the-counter swap agreements	39,079,215
Interest rate contracts	Unaffiliated investments	819,344		Options written outstanding, at value	444,531

Total		$5,627,504			$42,320,344

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Options Written	Futures	Swaps	Total
Interest rate contracts	$(1,371,565)	$418,010	$3,720,712	$(18,455,314)	$(15,688,157)
Credit contracts	—	—	—	1,520,848	1,520,848

Total	$(1,371,565)	$418,010	$3,720,712	$(16,934,466)	$(14,167,309)

*	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A189

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Options Written	Futures	Swaps	Total
Interest rate contracts	$107,982	$(108,080)	$1,062,234	$19,679,253	$20,741,389
Credit contracts	—	—	—	(1,862,485)	(1,862,485)

Total	$107,982	$(108,080)	$1,062,234	$17,816,768	$18,878,904

*	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2015, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts - Long Positions(3)	Futures Contracts - Short Positions(3)	Interest Rate Swap Agreements(2)	Credit Default Swap as Buyer(2)	Credit Default Swap as Writer(2)
$392,434	$139,667	$541,695,358	$262,173,931	$2,102,428	$13,000	$161,567

(1)	Cost.

(2)	Notional Amount in USD (000).

(3)	Value at Trade Date.

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received(3)	Net Amount
Citigroup Global Markets	$—	$—	$—	$—
Deutsche Bank AG	—	—	—	—
JPMorgan Chase	1,288,777	(405,264)	—	883,513

	$1,288,777

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged(3)	Net Amount
Citigroup Global Markets	$(11,569,109)	$—	$9,192,588	$(2,376,521)
Deutsche Bank AG	(27,510,106)	—	29,654,147	—
JPMorgan Chase	(405,264)	405,264	—	—

	$(39,484,479)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Amounts shown reflect actual collateral received or pledged by the Portfolio. Such amounts are applied up to 100% of the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A190

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2015

ASSETS:
Investments at value, including securities on loan of $72,717,091:
Unaffiliated investments (cost $1,390,589,932)	$1,407,131,865
Affiliated investments (cost $131,238,911)	131,238,911
Foreign currency, at value (cost $160,198)	139,350
Cash	20,108
Receivable for investments sold	22,677,676
Receivable for fund share sold	21,289,247
Dividends and interest receivable	10,917,603
Unrealized appreciation on over-the-counter swap agreements	911,328
Premiums paid for swap agreements	377,449
Due from broker—variation margin swaps	233,223
Prepaid expenses	1,003

Total Assets	1,594,937,763

LIABILITIES:
Payable for investments purchased	74,858,666
Payable to broker for collateral for securities on loan	74,650,538
Unrealized depreciation on over-the-counter swap agreements	39,484,479
Advisory fees payable	655,566
Options written outstanding, at value (premiums received $388,922)	444,531
Accrued expenses and other liabilities	128,270
Due to broker—variation margin futures	84,309
Distribution fee payable	14,636
Affiliated transfer agent fee payable	350
Payable for fund share repurchased	79

Total Liabilities	190,321,424

NET ASSETS	$1,404,616,339

Net assets were comprised of:
Paid-in capital	$385,077,987
Retained earnings	1,019,538,352

Net assets, June 30, 2015	$1,404,616,339

Net asset value and redemption price per share, $1,404,616,339 / 205,007,589 outstanding shares of beneficial interest	$6.85

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2015

INCOME
Interest income	$20,231,959
Affiliated income from securities lending, net	110,776
Affiliated dividend income	36,665

20,379,400

EXPENSES
Advisory fees	3,829,864
Distribution fee	604,206
Custodian and accounting fees	72,000
Commitment fee on syndicated credit agreement	46,000
Audit fee	20,000
Trustees’ fees	10,000
Insurance expenses	6,000
Legal fees and expenses	5,000
Shareholders’ reports	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Loan interest expense	560
Miscellaneous	9,139

Total expenses	4,611,769
Less: distribution fee waiver	(149,944)

Net Expenses	4,461,825

NET INVESTMENT INCOME	15,917,575

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	11,058,900
Futures transactions	3,720,712
Swap agreement transactions	(16,934,466)
Options written transactions	418,010

(1,736,844)

Net change in unrealized appreciation (depreciation) on:
Investments	(18,321,780)
Futures	1,062,234
Swap agreements	17,816,768
Options written	(108,080)
Foreign currencies	(11,901)

437,241

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(1,299,603)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$14,617,972

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2015	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$15,917,575	$37,129,228
Net realized gain (loss) on investment transactions	(1,736,844)	13,843,292
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	437,241	26,388,280

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	14,617,972	77,360,800

FUND SHARE TRANSACTIONS:
Fund share sold [109,063,211 and 323,072,384 shares, respectively]	749,745,649	2,171,524,757
Fund share repurchased [111,995,227 and 322,060,498 shares, respectively]	(777,996,659)	(2,152,338,584)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(28,251,010)	19,186,173

TOTAL INCREASE (DECREASE) IN NET ASSETS	(13,633,038)	96,546,973
NET ASSETS:
Beginning of period	1,418,249,377	1,321,702,404

End of period	$1,404,616,339	$1,418,249,377

SEE NOTES TO FINANCIAL STATEMENTS.

A191

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

LONG-TERM INVESTMENTS — 109.5% ASSET-BACKED SECURITIES — 23.1%	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Collateralized Loan Obligations — 4.8%
Cent CLO 17 Ltd. (Cayman Islands), Series 2013-17A, Class A1, 144A	1.578%	(c)	01/30/25	12,500	$12,411,936
Cent CLO 19 Ltd. (Cayman Islands), Series 2013-19A, Class A1A, 144A	1.607%	(c)	10/29/25	12,050	11,941,918
Cent CLO 21 Ltd. (Cayman Islands), Series 2014-21A, Class A1B, 144A	1.667%	(c)	07/27/26	12,000	11,918,724
CIFC Funding 2014-II Ltd. (Cayman Islands), Series 2014-2A, Class A1L, 144A(g)	1.762%	(c)	05/24/26	12,400	12,399,545
Madison Park Funding IX Ltd. (Cayman Islands), Series 2012-9AR, Class B1R, 144A	2.150%	(c)	08/15/22	12,500	12,404,874
Marathon CLO IV Ltd. (Cayman Islands), Series 2012-4A, Class A1, 144A	1.666%	(c)	05/20/23	10,000	9,993,222
Mountain View CLO Ltd. (Cayman Islands), Series 2015-9A, Class A1A, 144A	1.739%	(c)	07/15/27	8,500	8,476,200
OCP CLO Ltd. (Cayman Islands), Series 2014-6A, Class A1A, 144A	1.724%	(c)	07/17/26	12,250	12,198,533
Sound Point CLO IV Ltd. (Cayman Islands), Series 2013-3A, Class A, 144A	1.645%	(c)	01/21/26	12,000	11,935,703
Venture XVII CLO Ltd. (Cayman Islands), Series 2014-17A, Class A, 144A(g)	1.755%	(c)	07/15/26	10,000	9,970,762

					113,651,417

Non-Residential Mortgage-Backed Securities — 18.3%
Ally Auto Receivables Trust, Series 2013-1, Class A3	0.630%		05/15/17	3,992	3,992,639
Ally Auto Receivables Trust, Series 2013-SN1, Class A3	0.720%		05/20/16	194	194,004
Ally Auto Receivables Trust, Series 2014-1, Class A2	0.480%		02/15/17	5,559	5,556,547
Ally Auto Receivables Trust, Series 2014-1, Class A3	0.970%		10/15/18	2,465	2,467,620
Ally Auto Receivables Trust, Series 2014-2, Class A3	1.250%		04/15/19	4,935	4,938,366
American Express Credit Account Master Trust, Series 2012-2, Class A	0.680%		03/15/18	4,670	4,670,831
American Express Credit Account Master Trust, Series 2012-5, Class A	0.590%		05/15/18	3,405	3,405,722
American Express Credit Account Master Trust, Series 2013-1, Class A	0.602%	(c)	02/16/21	4,575	4,588,666
AmeriCredit Automobile Receivables Trust, Series 2012-4, Class A3	0.670%		06/08/17	644	644,316
AmeriCredit Automobile Receivables Trust, Series 2012-5, Class A3	0.620%		06/08/17	186	186,083
AmeriCredit Automobile Receivables Trust, Series 2013-1, Class A3	0.610%		10/10/17	1,929	1,928,905
AmeriCredit Automobile Receivables Trust, Series 2013-2, Class A3	0.650%		12/08/17	4,405	4,403,304
AmeriCredit Automobile Receivables Trust, Series 2013-5, Class A2A	0.650%		03/08/17	185	185,385
AmeriCredit Automobile Receivables Trust, Series 2013-5, Class A3	0.900%		09/10/18	2,293	2,292,878
Avis Budget Rental Car Funding AESOP LLC, Series 2010-5A, Class A, 144A	3.150%		03/20/17	19,977	20,192,971
Avis Budget Rental Car Funding AESOP LLC, Series 2011-3A, Class A, 144A	3.410%		11/20/17	1,951	2,003,915

SEE NOTES TO FINANCIAL STATEMENTS.

A192

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Non-Residential Mortgage-Backed Securities (continued)
Avis Budget Rental Car Funding AESOP LLC, Series 2011-5A, Class A, 144A	3.270%		02/20/18	1,955	$2,011,808
Avis Budget Rental Car Funding AESOP LLC, Series 2012-2A, Class A, 144A	2.802%		05/20/18	5,889	6,027,362
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A, 144A	2.460%		07/20/20	1,958	1,970,854
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A, 144A	2.500%		02/20/21	1,396	1,394,353
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 144A	2.630%		12/20/21	3,834	3,824,162
BA Credit Card Trust, Series 2014-A3, Class A	0.472%	(c)	01/15/20	8,780	8,774,460
Barclays Dryrock Issuance Trust, Series 2012-2, Class A	0.640%		08/15/18	5,050	5,050,778
BMW Vehicle Lease Trust, Series 2015-1, Class A3	1.240%		12/20/17	7,105	7,121,292
California Republic Auto Receivables Trust, Series 2014-2, Class A2	0.540%		03/15/17	1,277	1,277,191
California Republic Auto Receivables Trust, Series 2014-4, Class A2	0.770%		09/15/17	6,277	6,278,979
Capital Auto Receivables Asset Trust, Series 2013-2, Class A2	0.920%		09/20/16	385	385,011
Capital Auto Receivables Asset Trust, Series 2014-3, Class B, 144A	2.350%		07/22/19	5,995	6,068,115
Capital Auto Receivables Asset Trust, Series 2014-3, Class C, 144A	2.710%		11/20/19	7,678	7,785,822
Capital Auto Receivables Asset Trust, Series 2015-2, Class A1A	0.990%		10/20/17	7,471	7,470,709
Capital Auto Receivables Asset Trust, Series 2015-2, Class A2	1.390%		09/20/18	3,133	3,132,906
Capital One Multi-Asset Execution Trust, Series 2014-A2, Class A2	1.260%		01/15/20	5,915	5,932,857
Capital One Multi-Asset Execution Trust, Series 2015-A2, Class A2	2.080%		03/15/23	8,013	8,011,237
CarFinance Capital Auto Trust, Series 2014-1A, Class A, 144A	1.460%		12/17/18	344	343,426
CarMax Auto Owner Trust, Series 2012-2, Class A3	0.840%		03/15/17	93	93,128
CarMax Auto Owner Trust, Series 2013-2, Class A3	0.640%		01/16/18	470	470,256
CarMax Auto Owner Trust, Series 2013-3, Class A3	0.970%		04/16/18	3,594	3,596,215
CarMax Auto Owner Trust, Series 2013-4, Class A2	0.520%		11/15/16	392	392,139
CarMax Auto Owner Trust, Series 2015-2, Class A2A	0.820%		06/15/18	2,081	2,082,346
CarMax Auto Owner Trust, Series 2015-2, Class A4	1.800%		03/15/21	4,026	4,027,550
Chase Issuance Trust, Series 2012-A5, Class A5	0.590%		08/15/17	6,695	6,695,020
Chase Issuance Trust, Series 2012-A8, Class A8	0.540%		10/16/17	2,005	2,005,249
Chase Issuance Trust, Series 2013-A8, Class A8	1.010%		10/15/18	6,340	6,347,329
Chrysler Capital Auto Receivables Trust, Series 2013-AA, Class A3, 144A	0.910%		04/16/18	7,007	7,017,568
Chrysler Capital Auto Receivables Trust, Series 2013-BA, Class A3, 144A	0.850%		05/15/18	5,907	5,912,037
Chrysler Capital Auto Receivables Trust, Series 2014-BA, Class A2, 144A	0.690%		09/15/17	5,493	5,492,513

SEE NOTES TO FINANCIAL STATEMENTS.

A193

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Non-Residential Mortgage-Backed Securities (continued)
Chrysler Capital Auto Receivables Trust, Series 2015-AA, Class A3, 144A	1.220%		07/15/19	6,955	$6,953,296
Citibank Credit Card Issuance Trust, Series 2003-A7, Class A7	4.150%		07/07/17	15,400	15,409,440
Citibank Credit Card Issuance Trust, Series 2006-A3, Class A3	5.300%		03/15/18	11,485	11,852,279
Citibank Credit Card Issuance Trust, Series 2012-A1, Class A1	0.550%		10/10/17	10,810	10,809,913
Citibank Credit Card Issuance Trust, Series 2013-A6, Class A6	1.320%		09/07/18	8,722	8,765,915
CNH Equipment Trust, Series 2015-B, Class A4	1.890%		04/15/22	2,416	2,418,928
Discover Card Execution Note Trust, Series 2011-A4, Class A4	0.532%	(c)	05/15/19	790	791,367
Discover Card Execution Note Trust, Series 2012-B3, Class B3	0.632%	(c)	05/15/18	3,650	3,648,956
Drive Auto Receivables Trust, Series 2015-BA, Class B, 144A	2.120%		06/17/19	2,424	2,423,709
Fifth Third Auto Trust, Series 2014-3, Class A3	0.960%		03/15/19	4,010	4,001,904
Ford Credit Auto Owner Trust, Series 2012-D, Class A3	0.510%		04/15/17	2,843	2,842,697
GM Financial Leasing Trust, Series 2014-2A, Class A3, 144A	1.220%		01/22/18	2,580	2,581,726
GMF Floorplan Owner Revolving Trust, Series 2015-1, Class A1, 144A	1.650%		05/15/20	3,571	3,570,246
GMF Floorplan Owner Revolving Trust, Series 2015-1, Class B, 144A	1.970%		05/15/20	2,546	2,543,917
HLSS Servicer Advance Receivables Backed Notes, Series 2013-T1, Class A2, 144A	1.495%		01/16/46	790	789,210
HLSS Servicer Advance Receivables Backed Notes, Series 2013-T5, Class AT5, 144A	1.979%		08/15/46	5,200	5,194,800
HLSS Servicer Advance Receivables Backed Notes, Series 2013-T7, Class AT7, 144A	1.981%		11/15/46	8,710	8,666,450
HLSS Servicer Advance Receivables Backed Notes, Series 2013-T7, Class BT7, 144A	2.229%		11/15/46	4,150	4,036,567
HLSS Servicer Advance Receivables Trust, Series 2012-T2, Class B2, 144A	2.480%		10/15/45	1,420	1,418,722
HLSS Servicer Advance Receivables Trust, Series 2012-T2, Class D2, 144A	4.940%		10/15/45	590	589,410
HLSS Servicer Advance Receivables Trust, Series 2013-T1, Class B2, 144A	1.744%		01/16/46	2,600	2,597,400
Honda Auto Receivables Owner Trust, Series 2013-1, Class A3	0.480%		11/21/16	3,789	3,788,750
Honda Auto Receivables Owner Trust, Series 2013-2, Class A3	0.530%		02/16/17	1,712	1,711,909
Honda Auto Receivables Owner Trust, Series 2013-4, Class A3	0.690%		09/18/17	8,824	8,817,298
Hyundai Auto Lease Securitization Trust, Series 2013-A, Class A3, 144A	0.660%		06/15/16	337	337,037
Hyundai Auto Lease Securitization Trust, Series 2014-A, Class A2, 144A	0.520%		07/15/16	1,658	1,658,117
Hyundai Auto Receivables Trust, Series 2013-A, Class A3	0.560%		07/17/17	3,127	3,126,021
Hyundai Auto Receivables Trust, Series 2015-A, Class A2	0.680%		10/16/17	5,685	5,688,547
Leaf Receivables Funding 10 LLC, Series 2015-1, Class A4, 144A	2.030%		08/17/20	3,490	3,482,193

SEE NOTES TO FINANCIAL STATEMENTS.

A194

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Non-Residential Mortgage-Backed Securities (continued)
M&T Bank Auto Receivables Trust, Series 2013-1A, Class A3, 144A	1.060%		11/15/17	7,537	$7,550,097
Mercedes Benz Auto Lease Trust, Series 2013-B, Class A3	0.620%		07/15/16	1,712	1,711,613
Mercedes Benz Auto Lease Trust, Series 2014-A, Class A3	0.680%		12/15/16	5,745	5,745,448
Nissan Auto Lease Trust, Series 2013-A, Class A3	0.610%		04/15/16	411	410,918
Nissan Auto Receivables Owner Trust, Series 2013-A, Class A3	0.500%		05/15/17	2,893	2,892,060
Porsche Innovative Lease Owner Trust, Series 2014-1, Class A3, 144A	1.030%		11/20/17	3,743	3,749,352
Santander Drive Auto Receivables Trust, Series 2013-4, Class A3	1.110%		12/15/17	3,309	3,311,850
SLM Private Education Loan Trust, Series 2011-B, Class A1, 144A	1.032%	(c)	12/16/24	3,875	3,883,329
SLM Private Education Loan Trust, Series 2012-A, Class A1, 144A	1.582%	(c)	08/15/25	306	308,628
SLM Private Education Loan Trust, Series 2012-E, Class A1, 144A	0.932%	(c)	10/16/23	4,803	4,813,758
SLM Private Education Loan Trust, Series 2013-B, Class A1, 144A	0.832%	(c)	07/15/22	3,722	3,727,141
SLM Student Loan Trust, Series 2010-A, Class 2A, 144A	3.432%	(c)	05/16/44	3,279	3,433,483
SLM Student Loan Trust, Series 2011-1, Class A1	0.707%	(c)	03/25/26	568	569,884
SLM Student Loan Trust, Series 2012-C, Class A1, 144A	1.282%	(c)	08/15/23	4,772	4,787,049
SunTrust Auto Receivables Trust, Series 2015-1A, Class D, 144A	3.240%		01/16/23	4,600	4,598,620
Synchrony Credit Card Master Note Trust, Series 2011-2, Class A	0.662%	(c)	05/15/19	10,915	10,922,619
Synchrony Credit Card Master Note Trust, Series 2012-6, Class A	1.360%		08/17/20	10,042	10,035,181
TCF Auto Receivables Owner Trust, Series 2015-1A, Class A3, 144A	1.490%		12/16/19	4,796	4,798,283
TCF Auto Receivables Owner Trust, Series 2015-1A, Class A4, 144A	1.960%		11/16/20	8,335	8,346,327
Volkswagen Auto Loan Enhanced Trust, Series 2014-2, Class A2	0.530%		07/20/17	9,935	9,924,270
World Financial Network Credit Card Master Trust, Series 2013-B, Class A	0.910%		03/16/20	3,031	3,031,891
World Financial Network Credit Card Master Trust, Series 2014-A, Class A	0.562%	(c)	12/15/19	10,695	10,693,631
World Omni Auto Receivables Trust, Series 2014-A, Class A2	0.430%		05/15/17	129	128,693
World Omni Automobile Lease Securitization Trust, Series 2013-A, Class A3	1.100%		12/15/16	5,310	5,317,338
World Omni Automobile Lease Securitization Trust, Series 2014-A, Class A3	1.160%		09/15/17	1,525	1,530,646

					435,383,657

Residential Mortgage-Backed Securities
Option One Mortgage Loan Trust, Series 2005-1, Class A4	0.987%	(c)	02/25/35	759	743,911

TOTAL ASSET-BACKED SECURITIES (cost $550,681,412)					549,778,985

SEE NOTES TO FINANCIAL STATEMENTS.

A195

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.7%
Commercial Mortgage Pass-Through Certificates, Series 2013-WWP, Class D, 144A	3.898%		03/10/31	2,939	$2,920,029
Commercial Mortgage Pass-Through Certificates, Series 2014-CR19, Class XA, IO	1.465%	(c)	08/10/47	6,009	449,619
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS6, Class XA, IO	1.230%	(c)	12/10/47	33,192	2,272,090
Commercial Mortgage Trust, Series 2014-UBS5, Class B	4.514%	(c)	09/10/47	2,205	2,308,564
Csail Commercial Mortgage Trust, Series 2015-C2, Class C	4.354%	(c)	06/15/57	1,240	1,211,073
DBWF Mortgage Trust, Series 2015-LCM, Class A2	3.421%	(c)	06/10/34	1,557	1,527,034
DBWF Mortgage Trust, Series 2015-LCM, Class D	3.421%	(c)	06/10/34	1,634	1,490,575
FHLMC Multifamily Structured Pass-Through Certificates, Series Q001, Class XA, IO	2.377%	(c)	02/25/32	27,585	5,329,761
FREMF Mortgage Trust, Series 2014-K503, Class B	3.009%	(c)	10/25/47	2,005	2,019,219
GS Mortgage Securities Corp. II, Series 2012-TMSQ, Class A, 144A	3.007%		12/10/30	1,400	1,381,939
GS Mortgage Securities Trust, Series 2012-GC6, Class XA, IO, 144A	2.280%	(c)	01/10/45	45,239	4,462,995
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class XA, IO	1.432%	(c)	04/15/47	6,058	318,631
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class XB, IO	0.439%	(c)	04/15/47	1,697	44,205
JPMBB Commercial Mortgage Securities Trust, Series 2014-C25, Class AS	4.065%		11/15/47	5,000	5,193,870
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class AS	3.372%		12/15/47	4,250	4,281,284
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class B, 144A	4.365%	(c)	08/10/49	4,915	5,153,073
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class AM	5.795%	(c)	07/15/45	5,670	5,909,166
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class D	4.277%	(c)	05/15/48	3,250	2,732,405
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class XA, IO	0.782%	(c)	06/15/48	10,000	537,820
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class B	3.719%		04/15/50	2,692	2,628,789
WF-RBS Commercial Mortgage Trust, Series 2014-C20, Class XA, IO	1.387%	(c)	05/15/47	11,993	840,955
WF-RBS Commercial Mortgage Trust, Series 2014-C20, Class XB, IO	0.734%	(c)	05/15/47	2,346	113,223
WF-RBS Commercial Mortgage Trust, Series 2014-C25, Class B	4.236%	(c)	11/15/47	6,242	6,373,644
WF-RBS Commercial Mortgage Trust, Series 2014-C25, Class XA, IO	1.101%	(c)	11/15/47	27,996	1,796,765
WF-RBS Commercial Mortgage Trust, Series 2014-C25, Class XB, IO	0.435%	(c)	11/15/47	63,715	1,813,187

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $63,163,819)					63,109,915

CORPORATE BONDS — 22.3%
Automobiles — 0.3%
Ford Motor Co., Sr. Unsec’d. Notes	6.375%		02/01/29	1,323	1,560,762
Ford Motor Co., Sr. Unsec’d. Notes	6.625%		10/01/28	1,318	1,605,058
Ford Motor Co., Sr. Unsec’d. Notes	7.450%		07/16/31	2,092	2,673,172

SEE NOTES TO FINANCIAL STATEMENTS.

A196

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Automobiles (continued)
Kia Motors Corp. (South Korea), Sr. Unsec’d. Notes, 144A	3.625%	06/14/16	2,180	$2,226,556

				8,065,548

Banks — 2.3%
Bank of America Corp., Sub. Notes, MTN	4.200%	08/26/24	5,456	5,442,862
Bank of America Corp., Sub. Notes, MTN	4.250%	10/22/26	3,233	3,167,057
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.650%	03/16/25	5,500	5,201,889
Citigroup, Inc., Sub. Notes	5.500%	09/13/25	6,262	6,767,951
First Niagara Financial Group, Inc., Sub. Notes	7.250%	12/15/21	4,001	4,458,818
HBOS PLC (United Kingdom), Sub. Notes, 144A	6.000%	11/01/33	2,290	2,467,196
JPMorgan Chase & Co., Sub. Notes	3.875%	09/10/24	8,299	8,165,436
Macquarie Bank Ltd. (Australia), Sub. Notes, 144A(a)	4.875%	06/10/25	3,600	3,542,472
Macquarie Bank Ltd. (Australia), Sub. Notes, 144A	6.625%	04/07/21	4,760	5,452,190
Santander UK PLC (United Kingdom), Sub. Notes	7.950%	10/26/29	4,293	5,513,466
Wells Fargo & Co., Sub. Notes, MTN(a)	4.100%	06/03/26	1,842	1,849,764
Wells Fargo Bank NA, Sub. Notes	5.850%	02/01/37	1,656	1,959,075

				53,988,176

Beverages
Corp. Lindley SA (Peru), Sr. Unsec’d. Notes, 144A	4.625%	04/12/23	493	479,443

Biotechnology — 0.4%
Amgen, Inc., Sr. Unsec’d. Notes(a)	6.400%	02/01/39	7,089	8,483,293

Capital Markets — 0.6%
Goldman Sachs Group, Inc. (The), Sub. Notes(a)	5.950%	01/15/27	5,450	6,106,823
Morgan Stanley, Sub. Notes	5.000%	11/24/25	37	38,734
Morgan Stanley, Sub. Notes, MTN	4.100%	05/22/23	465	465,869
Morgan Stanley, Sub. Notes, MTN	4.350%	09/08/26	6,880	6,741,574

				13,353,000

Chemicals — 0.6%
Israel Chemicals Ltd. (Israel), Sr. Unsec’d. Notes, 144A	4.500%	12/02/24	2,840	2,851,928
LyondellBasell Industries Holdings BV (Netherlands), Gtd. Notes, 144A(a)	8.100%	03/15/27	3,723	4,918,183
Methanex Corp. (Canada), Sr. Unsec’d. Notes	5.250%	03/01/22	1,460	1,561,952
Mexichem SAB de CV (Mexico), Gtd. Notes, 144A(a)	4.875%	09/19/22	1,200	1,242,000
NewMarket Corp., Gtd. Notes	4.100%	12/15/22	1,925	1,945,135
OCP SA (Morocco), Sr. Unsec’d. Notes, 144A	6.875%	04/25/44	1,550	1,616,185

				14,135,383

Communications Equipment — 0.2%
Harris Corp., Sr. Unsec’d. Notes	4.854%	04/27/35	777	744,556
Motorola Solutions, Inc., Sr. Unsec’d. Notes	3.750%	05/15/22	3,655	3,597,182

				4,341,738

SEE NOTES TO FINANCIAL STATEMENTS.

A197

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Construction & Engineering — 0.2%
China Railway Resources Huitung Ltd. (China), Gtd. Notes	3.850%	02/05/23	3,775	$3,726,956

Consumer Finance — 0.1%
Lender Processing Services, Inc./Black Knight Lending Solutions, Inc., Gtd. Notes	5.750%	04/15/23	3,330	3,504,825

Diversified Financial Services — 1.1%
General Electric Capital Corp., Gtd. Notes, MTN	6.750%	03/15/32	8,987	11,667,373
Jefferies Group LLC, Sr. Unsec’d. Notes	6.875%	04/15/21	6,400	7,325,536
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., Sr. Unsec’d. Notes, 144A	5.875%	03/15/22	3,316	3,543,975
Scottrade Financial Services, Inc., Sr. Unsec’d. Notes, 144A	6.125%	07/11/21	3,637	3,933,197

				26,470,081

Diversified Telecommunication Services — 1.2%
AT&T, Inc., Sr. Unsec’d. Notes	4.500%	05/15/35	1,312	1,206,105
AT&T, Inc., Sr. Unsec’d. Notes	6.300%	01/15/38	4,527	5,026,808
AT&T, Inc., Sr. Unsec’d. Notes	6.500%	09/01/37	5,133	5,804,196
GTE Corp., Gtd. Notes	6.940%	04/15/28	8,350	10,075,294
Turk Telekomunikasyon A/S (Turkey), Sr. Unsec’d. Notes, 144A	4.875%	06/19/24	440	438,781
Verizon Communications, Inc., Sr. Unsec’d. Notes(a)	5.850%	09/15/35	4,918	5,337,909
Verizon Communications, Inc., Sr. Unsec’d. Notes, 144A	4.272%	01/15/36	1,976	1,782,488

				29,671,581

Electric Utilities — 0.7%
CEZ A/S (Czech Republic), Sr. Unsec’d. Notes, 144A	4.250%	04/03/22	1,600	1,672,754
E.CL SA (Chile), Sr. Unsec’d. Notes, 144A	4.500%	01/29/25	2,300	2,304,632
Empresa Electrica Guacolda SA (Chile), Sr. Unsec’d. Notes, 144A	4.560%	04/30/25	200	193,203
Empresas Publicas de Medellin ESP (Colombia), Sr. Unsec’d. Notes, 144A	7.625%	07/29/19	2,285	2,662,025
Entergy Corp., Sr. Unsec’d. Notes	5.125%	09/15/20	3,832	4,170,201
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	7.950%	05/15/18	3,460	4,026,319
Texas-New Mexico Power Co., First Mortgage, 144A	9.500%	04/01/19	818	1,014,439

				16,043,573

Energy Equipment & Services — 0.2%
Weatherford International Ltd., Gtd. Notes	9.875%	03/01/39	4,405	5,070,406

Food Products — 0.3%
BRF SA (Brazil), Sr. Unsec’d. Notes, 144A	3.950%	05/22/23	900	851,625
Flowers Foods, Inc., Sr. Unsec’d. Notes	4.375%	04/01/22	838	874,477
HJ Heinz Co., Gtd. Notes, 144A	5.000%	07/15/35	1,850	1,872,237
JM Smucker Co. (The), Gtd. Notes, 144A	4.250%	03/15/35	2,704	2,531,033
Sigma Alimentos SA de CV (Mexico), Gtd. Notes, 144A	6.875%	12/16/19	387	446,017

				6,575,389

SEE NOTES TO FINANCIAL STATEMENTS.

A198

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Gas Utilities — 0.2%
Transportadora de Gas del Peru SA (Peru), Sr. Unsec’d. Notes, 144A	4.250%	04/30/28	1,100	$1,080,750
Transportadora de Gas Internacional SA (Colombia), Sr. Unsec’d. Notes, 144A	5.700%	03/20/22	3,590	3,765,013

				4,845,763

Health Care Equipment & Supplies — 0.1%
Zimmer Biomet Holdings, Inc., Sr. Unsec’d. Notes(a)	4.250%	08/15/35	2,451	2,265,366

Health Care Providers & Services — 0.1%
Express Scripts Holding Co., Gtd. Notes	6.125%	11/15/41	2,650	3,078,060

Hotels, Restaurants & Leisure — 0.4%
Carnival PLC, Gtd. Notes	7.875%	06/01/27	1,925	2,410,597
Hyatt Hotels Corp., Sr. Unsec’d. Notes, 144A	6.875%	08/15/19	1,958	2,259,054
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes(a)	4.500%	10/01/34	4,335	4,041,737

				8,711,388

Household Durables — 0.2%
Mohawk Industries, Inc., Sr. Unsec’d. Notes	6.125%	01/15/16	2,263	2,322,168
Tupperware Brands Corp., Gtd. Notes	4.750%	06/01/21	2,660	2,806,010

				5,128,178

Industrial Conglomerates — 0.2%
Alfa SAB de CV (Mexico), Sr. Unsec’d. Notes, 144A(a)	5.250%	03/25/24	2,605	2,670,125
Hutchison Whampoa International 14 Ltd. (Hong Kong), Gtd. Notes, 144A	3.625%	10/31/24	1,100	1,082,139
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A(a)	5.250%	06/27/29	1,160	870,232
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A(a)	7.125%	06/26/42	739	565,335

				5,187,831

Insurance — 0.7%
Symetra Financial Corp., Sr. Unsec’d. Notes, 144A	6.125%	04/01/16	1,794	1,847,402
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.900%	09/15/44	11,215	11,436,620
Willis North America, Inc., Gtd. Notes	7.000%	09/29/19	2,101	2,393,947

				15,677,969

Internet & Catalog Retail — 0.6%
Amazon.com, Inc., Sr. Unsec’d. Notes	4.800%	12/05/34	8,369	8,312,869
Expedia, Inc., Gtd. Notes(a)	4.500%	08/15/24	4,977	5,019,932

				13,332,801

Internet Software & Services — 0.2%
Alibaba Group Holding Ltd. (China), Gtd. Notes, 144A(a)	3.600%	11/28/24	6,000	5,785,362

IT Services — 0.2%
Fidelity National Information Services, Inc., Gtd. Notes	3.500%	04/15/23	2,750	2,669,263

SEE NOTES TO FINANCIAL STATEMENTS.

A199

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
IT Services (continued)
Fidelity National Information Services, Inc., Gtd. Notes	5.000%	03/15/22	786	$829,679
Western Union Co. (The), Sr. Unsec’d. Notes	3.350%	05/22/19	821	842,298

				4,341,240

Life Sciences Tools & Services — 0.1%
PerkinElmer, Inc., Sr. Unsec’d. Notes	5.000%	11/15/21	1,940	2,110,912

Machinery — 0.1%
Trinity Industries, Inc., Gtd. Notes	4.550%	10/01/24	3,045	2,937,542

Media — 1.6%
21st Century Fox America, Inc., Gtd. Notes	6.200%	12/15/34	1,713	1,988,098
21st Century Fox America, Inc., Gtd. Notes	6.900%	08/15/39	3,205	4,008,634
COX Communications, Inc., Sr. Unsec’d. Notes, 144A	8.375%	03/01/39	2,932	3,737,725
Discovery Communications LLC, Gtd. Notes(a)	6.350%	06/01/40	3,431	3,767,564
Globo Comunicacao e Participacoes SA (Brazil), Sr. Unsec’d. Notes, 144A	4.875%	04/11/22	6,000	6,180,000
Tencent Holdings Ltd. (China), Sr. Unsec’d. Notes, 144A	3.375%	05/02/19	1,900	1,950,770
Time Warner Cable, Inc., Gtd. Notes(a)	7.300%	07/01/38	7,968	8,977,609
Time Warner, Inc., Gtd. Notes	7.625%	04/15/31	3,762	4,891,856
Viacom, Inc., Sr. Unsec’d. Notes(a)	6.875%	04/30/36	1,693	1,884,096

				37,386,352

Metals & Mining — 0.6%
Allegheny Technologies, Inc., Sr. Unsec’d. Notes	6.375%	08/15/23	3,678	3,746,963
Allegheny Technologies, Inc., Sr. Unsec’d. Notes	9.375%	06/01/19	4,843	5,690,525
Barrick International Barbados Corp. (Canada), Gtd. Notes, 144A	6.350%	10/15/36	2,405	2,370,673
Goldcorp, Inc. (Canada), Sr. Unsec’d. Notes	5.450%	06/09/44	1,666	1,586,094
Southern Copper Corp., Sr. Unsec’d. Notes	3.875%	04/23/25	375	361,177
Southern Copper Corp., Sr. Unsec’d. Notes	5.875%	04/23/45	830	789,496

				14,544,928

Multiline Retail — 0.1%
SACI Falabella (Chile), Sr. Unsec’d. Notes, 144A(a)	4.375%	01/27/25	1,320	1,313,304

Oil, Gas & Consumable Fuels — 3.5%
Apache Corp., Sr. Unsec’d. Notes	6.000%	01/15/37	3,618	3,902,664
Canadian Oil Sands Ltd. (Canada), Gtd. Notes, 144A	7.750%	05/15/19	1,211	1,317,140
Canadian Oil Sands Ltd. (Canada), Gtd. Notes, 144A	7.900%	09/01/21	513	567,717
Delek & Avner Tamar Bond Ltd. (Israel), Sr. Sec’d. Notes, 144A	5.082%	12/30/23	631	634,155
Enbridge Energy Partners LP, Sr. Unsec’d. Notes	9.875%	03/01/19	3,125	3,864,472
Energy Transfer Partners LP, Sr. Unsec’d. Notes	6.125%	12/15/45	1,167	1,168,836
Energy Transfer Partners LP, Sr. Unsec’d. Notes	7.500%	07/01/38	4,979	5,690,499
Eni SpA (Italy), Sr. Unsec’d. Notes, 144A	5.700%	10/01/40	7,685	7,783,883
Enterprise Products Operating LLC, Gtd. Notes	7.550%	04/15/38	4,122	5,234,507
Fermaca Enterprises S de RL de CV (Mexico), Sr. Sec’d. Notes, 144A(a)	6.375%	03/30/38	3,077	3,123,641
Freeport-McMoran Oil & Gas LLC, Gtd. Notes(a)	6.750%	02/01/22	3,048	3,230,880

SEE NOTES TO FINANCIAL STATEMENTS.

A200

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Oil, Gas & Consumable Fuels (continued)
GNL Quintero SA (Chile), Sr. Unsec’d. Notes, 144A	4.634%	07/31/29	950	$952,657
IFM US Colonial Pipeline 2 LLC, Sr. Sec’d. Notes, 144A(g)	6.450%	05/01/21	4,250	4,602,482
KazMunayGas National Co. JSC (Kazakhstan), Unsec’d. Notes, 144A	4.875%	05/07/25	350	318,850
Kerr-McGee Corp., Gtd. Notes	7.125%	10/15/27	1,282	1,558,409
Kerr-McGee Corp., Gtd. Notes	7.875%	09/15/31	3,464	4,436,809
Kinder Morgan Energy Partners LP, Gtd. Notes, MTN	6.950%	01/15/38	1,582	1,700,153
Kinder Morgan Energy Partners LP, Gtd. Notes	7.400%	03/15/31	3,225	3,563,512
Kinder Morgan Energy Partners LP, Gtd. Notes	7.500%	11/15/40	1,173	1,313,193
Kinder Morgan, Inc., Gtd. Notes, MTN	7.750%	01/15/32	321	367,883
Kinder Morgan, Inc., Gtd. Notes, MTN	8.050%	10/15/30	684	800,336
Kunlun Energy Co. Ltd. (China), Sr. Unsec’d. Notes, 144A	3.750%	05/13/25	850	822,392
Lukoil International Finance BV (Russia), Gtd. Notes, 144A	6.656%	06/07/22	250	258,187
Marathon Oil Corp., Sr. Unsec’d. Notes	5.200%	06/01/45	3,043	2,953,822
Petrobras Global Finance BV (Brazil), Gtd. Notes	4.375%	05/20/23	2,019	1,758,973
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%	06/27/44	2,715	2,497,800
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A	4.250%	01/15/25	640	623,296
Rowan Cos., Inc., Gtd. Notes(a)	7.875%	08/01/19	3,200	3,624,736
Ruby Pipeline LLC, Sr. Unsec’d. Notes, 144A	6.000%	04/01/22	3,849	4,174,156
Southeast Supply Header LLC, Sr. Unsec’d. Notes, 144A(a)	4.250%	06/15/24	1,829	1,804,672
Tennessee Gas Pipeline Co. LLC, Gtd. Notes	8.375%	06/15/32	1,372	1,649,130
Valero Energy Corp., Sr. Unsec’d. Notes	10.500%	03/15/39	1,471	2,292,771
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	8.750%	03/15/32	4,388	5,321,328

				83,913,941

Paper & Forest Products — 0.4%
Georgia-Pacific LLC, Sr. Unsec’d. Notes	8.875%	05/15/31	7,234	10,435,653

Pharmaceuticals — 0.6%
Forest Laboratories, Inc., Gtd. Notes, 144A	4.375%	02/01/19	5,277	5,584,897
Forest Laboratories, Inc., Gtd. Notes, 144A	5.000%	12/15/21	4,916	5,334,509
Walgreens Boots Alliance, Inc., Sr. Unsec’d. Notes(a)	4.800%	11/18/44	1,587	1,493,361
Zoetis, Inc., Sr. Unsec’d. Notes	3.250%	02/01/23	1,393	1,349,548
Zoetis, Inc., Sr. Unsec’d. Notes	4.700%	02/01/43	1,079	1,028,735

				14,791,050

Professional Services — 0.3%
Dun & Bradstreet Corp. (The), Sr. Unsec’d. Notes	4.375%	12/01/22	4,351	4,335,476
Halliburton Co., Sr. Unsec’d. Notes	6.700%	09/15/38	610	759,790
Lamar Funding Ltd. (Oman), Gtd. Notes, 144A	3.958%	05/07/25	2,000	1,945,000

				7,040,266

Real Estate Investment Trusts (REITs) — 1.3%
EPR Properties, Gtd. Notes	5.250%	07/15/23	4,896	5,131,101
EPR Properties, Gtd. Notes(a)	7.750%	07/15/20	2,984	3,544,401
Healthcare Realty Trust, Inc., Sr. Unsec’d. Notes	5.750%	01/15/21	2,482	2,748,386
Hospitality Properties Trust, Sr. Unsec’d. Notes	4.650%	03/15/24	1,700	1,696,109
Host Hotels & Resorts LP, Sr. Unsec’d. Notes	5.250%	03/15/22	7,461	8,103,952
Omega Healthcare Investors, Inc., Gtd. Notes	4.950%	04/01/24	2,897	2,963,124

SEE NOTES TO FINANCIAL STATEMENTS.

A201

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Real Estate Investment Trusts (REITs) (continued)
Omega Healthcare Investors, Inc., Gtd. Notes	5.875%	03/15/24	2,919	$3,105,086
Senior Housing Properties Trust, Sr. Unsec’d. Notes	6.750%	12/15/21	3,122	3,553,785

				30,845,944

Real Estate Management & Development — 0.3%
American Tower Corp., Sr. Unsec’d. Notes	4.000%	06/01/25	4,605	4,500,913
China Overseas Finance Cayman V Ltd. (China), Gtd. Notes	3.950%	11/15/22	3,550	3,458,744

				7,959,657

Semiconductors & Semiconductor Equipment — 0.3%
KLA-Tencor Corp., Sr. Unsec’d. Notes(a)	4.650%	11/01/24	6,205	6,201,612

Specialty Retail — 0.1%
QVC, Inc., Sr. Sec’d. Notes	5.125%	07/02/22	1,435	1,477,730

Technology Hardware, Storage & Peripherals — 0.2%
Denali Borrower LLC/Denali Finance Corp., Sr. Sec’d. Notes, 144A	5.625%	10/15/20	5,728	6,021,560

Tobacco — 0.6%
Altria Group, Inc., Gtd. Notes	9.950%	11/10/38	2,686	4,325,094
Imperial Tobacco Finance PLC (United Kingdom), Gtd. Notes, 144A(a)	3.500%	02/11/23	1,000	973,155
Reynolds American, Inc., Gtd. Notes	5.700%	08/15/35	879	911,406
RJ Reynolds Tobacco Holdings, Inc., Gtd. Notes	6.875%	05/01/20	4,068	4,734,172
RJ Reynolds Tobacco Holdings, Inc., Gtd. Notes	8.125%	06/23/19	1,410	1,670,396
RJ Reynolds Tobacco Holdings, Inc., Gtd. Notes	8.125%	05/01/40	1,955	2,467,558

				15,081,781

Trading Companies & Distributors — 0.7%
Air Lease Corp., Sr. Unsec’d. Notes(a)	3.875%	04/01/21	1,252	1,264,520
Air Lease Corp., Sr. Unsec’d. Notes	4.250%	09/15/24	4,756	4,720,330
Aviation Capital Group Corp., Sr. Unsec’d. Notes, 144A	6.750%	04/06/21	4,076	4,655,465
Aviation Capital Group Corp., Sr. Unsec’d. Notes, 144A	7.125%	10/15/20	4,261	4,962,122

				15,602,437

Transportation Infrastructure — 0.2%
Viterra, Inc. (Switzerland), Gtd. Notes, 144A(a)	5.950%	08/01/20	4,772	5,246,289

Water Utilities — 0.2%
Aquarion Co., Sr. Unsec’d. Notes, 144A	4.000%	08/15/24	4,800	4,737,994

TOTAL CORPORATE BONDS (cost $539,304,612)				529,912,302

FOREIGN GOVERNMENT BONDS — 2.3%
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes(a)	4.250%	01/07/25	3,100	2,993,050
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	5.000%	01/27/45	610	527,650
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	5.625%	01/07/41	189	180,495
Commonwealth of the Bahamas (Bahamas), Sr. Unsec’d. Notes, 144A(a)	6.950%	11/20/29	1,650	1,942,875

SEE NOTES TO FINANCIAL STATEMENTS.

A202

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

FOREIGN GOVERNMENT BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	3.750%	10/20/16	2,000	$2,066,014
Government of the Cayman Islands (Cayman Islands), Sr. Unsec’d. Notes, 144A	5.950%	11/24/19	1,000	1,142,500
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A(a)	5.875%	01/15/24	2,500	2,762,500
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	6.750%	01/15/44	300	348,000
Kazakhstan Government International Bond (Kazakhstan), Sr. Unsec’d. Notes, 144A	4.875%	10/14/44	900	776,250
Korea National Oil Corp. (South Korea), Sr. Unsec’d. Notes, 144A	2.875%	11/09/15	3,050	3,073,058
Lithuania Government International Bond (Lithuania), Sr. Unsec’d. Notes, 144A	7.375%	02/11/20	3,192	3,793,054
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes(a)	4.000%	10/02/23	2,822	2,899,605
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	5.550%	01/21/45	2,954	3,142,317
Panama Government International Bond (Panama), Sr. Unsec’d. Notes(a)	4.000%	09/22/24	1,850	1,859,250
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	4.300%	04/29/53	600	523,500
Perusahaan Penerbit SBSN (Indonesia), Sr. Unsec’d. Notes, 144A	3.300%	11/21/22	400	376,520
Perusahaan Penerbit SBSN Indonesia III (Indonesia), Gov’t. Gtd. Notes, 144A	4.325%	05/28/25	2,100	2,044,980
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	9.500%	10/21/24	1,507	2,241,361
Republic of Bermuda (Bermuda), Sr. Unsec’d. Notes, 144A(a)	5.603%	07/20/20	1,950	2,164,500
Republic of Colombia (Colombia), Sr. Unsec’d. Notes(a)	4.000%	02/26/24	1,150	1,144,250
Republic of Latvia (Latvia), Sr. Unsec’d. Notes, 144A(a)	5.250%	06/16/21	2,199	2,457,383
Republic of Poland (Poland), Sr. Unsec’d. Notes	4.000%	01/22/24	3,484	3,645,135
Republic of Trinidad & Tobago (Trinidad & Tobago), Unsec’d. Notes, 144A	4.375%	01/16/24	400	429,200
Republic of Turkey (Turkey), Sr. Unsec’d. Notes	4.250%	04/14/26	400	381,264
Republic of Turkey (Turkey), Sr. Unsec’d. Notes	5.750%	03/22/24	8,451	9,148,207
Russian Foreign Bond (Russia), Sr. Unsec’d. Notes, 144A(a)	4.875%	09/16/23	250	247,250
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, 144A	5.250%	02/18/24	812	885,080
South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes	4.665%	01/17/24	2,500	2,556,250

TOTAL FOREIGN GOVERNMENT BONDS (cost $56,253,905)				55,751,498

MUNICIPAL BONDS — 0.5%
Georgia — 0.1%
Municipal Electric Authority of Georgia, Revenue Bonds, BABs	7.055%	04/01/57	2,756	3,019,363

New York — 0.1%
Port Authority of New York & New Jersey, Revenue Bonds	4.823%	06/01/45	1,700	1,671,627

SEE NOTES TO FINANCIAL STATEMENTS.

A203

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

MUNICIPAL BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Ohio — 0.1%
American Municipal Power, Inc., Revenue Bonds, BABs	7.834%		02/15/41	1,160	$1,604,245

Texas — 0.1%
North Texas Tollway Authority, Revenue Bonds, BABs	8.910%		02/01/30	1,848	2,182,211

Washington — 0.1%
Metropolitan Washington Airports Authority, Revenue Bonds, BABs	7.462%		10/01/46	2,290	2,981,672

TOTAL MUNICIPAL BONDS (cost $11,219,806)					11,459,118

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.3%
Granite Master Issuer PLC (United Kingdom), Series 2005-2, Class A6	0.444%	(c)	12/20/54	705	704,181
Granite Master Issuer PLC (United Kingdom), Series 2006-3, Class A7	0.384%	(c)	12/20/54	1,709	1,701,653
Sequoia Mortgage Trust, Series 2012-4, Class A3	2.069%	(c)	09/25/42	2,262	2,113,359
Springleaf Mortgage Loan Trust, Series 2012-3A, Class A, 144A	1.570%	(c)	12/25/59	1,976	1,979,712

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $6,626,528)					6,498,905

U.S. GOVERNMENT AGENCY OBLIGATIONS — 23.9%
Federal Home Loan Mortgage Corp.	2.159%	(c)	06/01/43	10,486	10,651,155
Federal Home Loan Mortgage Corp.	3.094%	(c)	10/01/44	12,784	13,172,352
Federal Home Loan Mortgage Corp.	3.160%	(c)	07/01/44	4,622	4,769,682
Federal Home Loan Mortgage Corp.	3.215%	(c)	06/01/44	9,472	9,791,069
Federal Home Loan Mortgage Corp.	4.000%		12/01/44	9,641	10,321,327
Federal Home Loan Mortgage Corp.	5.000%		09/01/20-06/01/26	7,554	8,119,087
Federal National Mortgage Assoc.	2.804%	(c)	11/01/44	2,166	2,230,929
Federal National Mortgage Assoc.	3.000%		TBA	40,328	40,177,556
Federal National Mortgage Assoc.	3.000%		TBA	38,350	39,730,899
Federal National Mortgage Assoc.	3.500%		04/01/43-05/01/45	45,628	47,184,848
Federal National Mortgage Assoc.	3.500%		TBA	107,180	110,454,017
Federal National Mortgage Assoc.	4.000%		10/01/40-02/01/45	45,168	48,137,801
Federal National Mortgage Assoc.	4.000%		TBA	56,663	59,900,534
Federal National Mortgage Assoc.	4.500%		04/01/40-01/01/43	78,004	84,463,324
Federal National Mortgage Assoc.	4.500%		TBA	46,557	50,332,484
Federal National Mortgage Assoc.	5.500%		09/01/36	1,759	1,983,610
Government National Mortgage Assoc.	2.200%		02/16/45-04/16/47	6,241	6,299,458
Government National Mortgage Assoc.	2.325%		01/16/46	2,287	2,321,663
Government National Mortgage Assoc.	2.900%	(c)	02/16/49-11/16/55	14,766	14,967,333
Tennessee Valley Authority, Sr. Unsec’d. Notes(a)	3.500%		12/15/42	4,345	4,058,234

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $571,492,324)					569,067,362

U.S. TREASURY OBLIGATIONS — 34.4%
U.S. Treasury Bonds(a)	2.500%		02/15/45	106,765	93,961,741
U.S. Treasury Notes	0.625%		02/15/17-08/31/17	233,565	233,278,532
U.S. Treasury Notes	1.250%		11/30/18	187,929	188,398,823
U.S. Treasury Notes	1.625%		06/30/20	225,534	225,516,408
U.S. Treasury Notes	1.750%		04/30/22	36,899	36,207,144

SEE NOTES TO FINANCIAL STATEMENTS.

A204

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

U.S. TREASURY OBLIGATIONS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. Treasury Notes(a)	2.125%	05/15/25	42,704	$41,929,990

TOTAL U.S. TREASURY OBLIGATIONS (cost $820,846,557)				819,292,638

TOTAL LONG-TERM INVESTMENTS (cost $2,619,588,963)				2,604,870,723

			Shares
SHORT-TERM INVESTMENT — 10.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $248,295,355; includes $187,936,143 of cash collateral for securities on loan)(b)(w)(Note 4)			248,295,355	248,295,355

TOTAL INVESTMENTS — 119.9% (cost $2,867,884,318)				2,853,166,078
LIABILITIES IN EXCESS OF OTHER ASSETS — (19.9)%				(473,208,532)

NET ASSETS — 100.0%				$2,379,957,546

See the Glossary for abbreviations used in the Portfolio descriptions.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $183,743,714; cash collateral of $187,936,143 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2015.

(g)	Indicates a security that has been deemed illiquid.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A205

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$105,175,217	$8,476,200
Non-Residential Mortgage-Backed Securities	—	431,347,090	4,036,567
Residential Mortgage-Backed Securities	—	743,911	—
Commercial Mortgage-Backed Securities	—	57,780,154	5,329,761
Corporate Bonds	—	529,912,302	—
Foreign Government Bonds	—	55,751,498	—
Municipal Bonds	—	11,459,118	—
Residential Mortgage-Backed Securities	—	6,498,905	—
U.S. Government Agency Obligations	—	569,067,362	—
U.S. Treasury Obligations	—	819,292,638	—
Affiliated Money Market Mutual Fund	248,295,355	—	—

Total	$248,295,355	$2,587,028,195	$17,842,528

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities	Commercial Mortgage-Backed Securities
Balance as of 12/31/2014	$—	$5,582,700
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)*	(123,103)	(65,934)
Purchases	8,477,985	—
Sales	—	—
Accrued discount/premium	—	(187,005)
Transfers in and/or out of Level 3	4,157,885	—

Balance as of 06/30/2015	$12,512,767	$5,329,761

*	Of which, $(189,037) was included in Net Assets relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of June 30, 2015	Valuation Methodology	Unobservable Inputs
Asset-Backed Securities	$12,512,767	Market approach	Single broker indicative quote
Commercial
Mortgage-Backed Securities	5,329,761	Market approach	Single broker indicative quote

	$17,842,528

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Asset-Backed Securities	$4,157,885	L2 to L3	Evaluated Bid to Single Broker Indicative Quote

SEE NOTES TO FINANCIAL STATEMENTS.

A206

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2015 were as follows:

U.S. Treasury Obligations	34.4%
U.S. Government Agency Obligations	23.9
Non-Residential Mortgage-Backed Securities	18.3
Affiliated Money Market Mutual Fund (7.9% represents investments purchased with collateral from securities on loan)	10.4
Collateralized Loan Obligations	4.8
Oil, Gas & Consumable Fuels	3.5
Commercial Mortgage-Backed Securities	2.7
Foreign Government Bonds	2.3
Banks	2.3
Media	1.6
Real Estate Investment Trusts (REITs)	1.3
Diversified Telecommunication Services	1.2
Diversified Financial Services	1.1
Electric Utilities	0.7
Insurance	0.7
Trading Companies & Distributors	0.7
Tobacco	0.6
Pharmaceuticals	0.6
Metals & Mining	0.6
Chemicals	0.6
Capital Markets	0.6
Internet & Catalog Retail	0.6
Municipal Bonds	0.5
Paper & Forest Products	0.4
Hotels, Restaurants & Leisure	0.4

Biotechnology	0.4%
Automobiles	0.3
Real Estate Management & Development	0.3
Residential Mortgage-Backed Securities	0.3
Professional Services	0.3
Food Products	0.3
Semiconductors & Semiconductor Equipment	0.3
Technology Hardware, Storage & Peripherals	0.2
Internet Software & Services	0.2
Transportation Infrastructure	0.2
Industrial Conglomerates	0.2
Household Durables	0.2
Energy Equipment & Services	0.2
Gas Utilities	0.2
Water Utilities	0.2
Communications Equipment	0.2
IT Services	0.2
Construction & Engineering	0.2
Consumer Finance	0.1
Health Care Providers & Services	0.1
Machinery	0.1
Health Care Equipment & Supplies	0.1
Life Sciences Tools & Services	0.1
Specialty Retail	0.1
Multiline Retail	0.1

119.9
Liabilities in excess of other assets	(19.9)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A207

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2015

ASSETS:
Investments at value, including securities on loan of $183,743,714:
Unaffiliated investments (cost $2,619,588,963)	$2,604,870,723
Affiliated investments (cost $248,295,355)	248,295,355
Cash	12,431,338
Receivable for investments sold	163,653,744
Dividends and interest receivable	12,706,961
Receivable for fund share sold	2,669,234
Prepaid expenses	5,098

Total Assets	3,044,632,453

LIABILITIES:
Payable for investments purchased	475,821,663
Payable to broker for collateral for securities on loan	187,936,143
Payable for fund share repurchased	394,062
Advisory fees payable	380,850
Accrued expenses and other liabilities	109,361
Distribution fee payable	32,478
Affiliated transfer agent fee payable	350

Total Liabilities	664,674,907

NET ASSETS	$2,379,957,546

Net assets were comprised of:
Paid-in capital	$2,187,086,494
Retained earnings	192,871,052

Net assets, June 30, 2015	$2,379,957,546

Net asset value and redemption price per share, $2,379,957,546 / 199,204,995 outstanding shares of beneficial interest	$11.95

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2015

INCOME
Interest income	$25,230,635
Affiliated income from securities lending, net	350,269
Affiliated dividend income	96,620

25,677,524

EXPENSES
Advisory fees	9,080,099
Distribution fee	1,184,636
Custodian and accounting fees	144,000
Audit fee	15,000
Trustees’ fees	14,000
Insurance expenses	11,000
Legal fees and expenses	6,000
Shareholders’ reports	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Loan interest expense	459
Miscellaneous	10,584

Total expenses	10,473,778
Less: advisory fee waivers and/or expense reimbursement	(3,486,414)

Net expenses	6,987,364

NET INVESTMENT INCOME	18,690,160

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investment transactions	7,426,672
Net change in unrealized appreciation (depreciation) on investments	(34,200,352)

NET LOSS ON INVESTMENTS	(26,773,680)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(8,083,520)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2015	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$18,690,160	$28,046,209
Net realized gain on investment transactions	7,426,672	48,150,018
Net change in unrealized appreciation (depreciation) on investments	(34,200,352)	29,384,314

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(8,083,520)	105,580,541

FUND SHARE TRANSACTIONS:
Fund share sold [9,427,376 and 69,068,218 shares, respectively]	114,010,216	819,408,827
Fund share repurchased [6,193,997 and 13,956,962 shares, respectively]	(74,687,418)	(163,618,605)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	39,322,798	655,790,222

TOTAL INCREASE IN NET ASSETS	31,239,278	761,370,763
NET ASSETS:
Beginning of period	2,348,718,268	1,587,347,505

End of period	$2,379,957,546	$2,348,718,268

SEE NOTES TO FINANCIAL STATEMENTS.

A208

AST NEUBERGER BERMAN CORE BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

LONG-TERM INVESTMENTS — 95.9% ASSET-BACKED SECURITIES(c) — 3.9%	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Residential Mortgage-Backed Securities
Aames Mortgage Investment Trust, Series 2006-1, Class A4	0.747%		04/25/36	3,991	$3,500,319
Aegis Asset-Backed Securities Trust, Series 2004-4, Class M1	1.087%		10/25/34	4,192	3,849,461
Ameriquest Mortgage Securities, Inc., Series 2005-R8, Class M3	0.697%		10/25/35	4,887	4,104,426
Carrington Mortgage Loan Trust, Series 2005-NC5, Class M1	0.667%		10/25/35	4,430	3,858,840
FBR Securitization Trust, Series 2005-2, Class M2	0.935%		09/25/35	2,550	2,252,027
HSI Asset Securitization Corp. Trust, Series 2006-OPT2, Class M2	0.577%		01/25/36	4,710	3,716,991
Mastr Asset-Backed Securities Trust, Series 2005-HE2, Class M2	0.657%		10/25/35	4,845	4,273,804
Morgan Stanley Home Equity Loan Trust, Series 2005-1, Class M4	1.237%		12/25/34	3,800	3,243,201
Nomura Home Equity Loan, Inc., Series 2006-HE1, Class M1	0.597%		02/25/36	3,300	2,974,973
Park Place Securities, Inc., Series 2005-WCH1, Class M4	1.432%		01/25/36	1,575	1,401,451

TOTAL ASSET-BACKED SECURITIES (cost $33,312,917)					33,175,493

COMMERCIAL MORTGAGE-BACKED SECURITIES — 6.6%
Banc of America Commercial Mortgage Trust, Series 2006-4, Class A4	5.634%		07/10/46	1,987	2,038,597
Banc of America Commercial Mortgage Trust, Series 2006-5, Class A4	5.414%		09/10/47	1,539	1,582,295
Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class XA, IO	1.260%	(c)	09/10/46	16,161	983,236
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class XA, IO	1.177%	(c)	04/10/48	8,600	693,138
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class XA, IO	1.450%	(c)	02/10/48	11,906	1,214,933
COMM Mortgage Trust, Series 2015-LC21, Class A4	3.708%		07/10/48	960	984,222
COMM Mortgage Trust, Series 2013-CR12, Class XA, IO	1.404%	(c)	10/10/46	19,537	1,538,790
COMM Mortgage Trust, Series 2014-UBS6, Class XA, IO	1.230%	(c)	12/10/47	23,142	1,584,098
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A4B	6.239%	(c)	12/10/49	1,695	1,795,735
Commercial Mortgage Trust, Series 2007-GG9, Class A4	5.444%		03/10/39	1,813	1,906,160
Commercial Mortgage Trust, Series 2007-GG11, Class A4	5.736%		12/10/49	2,200	2,334,803
Credit Suisse Commercial Mortgage Trust, Series 2006-C4, Class A3	5.467%		09/15/39	805	831,696
Credit Suisse Commercial Mortgage Trust, Series 2007-C1, Class A3	5.383%		02/15/40	1,626	1,701,783
Credit Suisse Commercial Mortgage Trust, Series 2008-C1, Class A3	6.168%	(c)	02/15/41	1,300	1,406,570
GS Mortgage Securities Trust, Series 2007-GG10, Class A4	5.989%	(c)	08/10/45	898	958,153
GS Mortgage Securities Trust, Series 2012-GC6, Class XA, IO, 144A	2.079%	(c)	01/10/45	6,578	648,961

SEE NOTES TO FINANCIAL STATEMENTS.

A209

AST NEUBERGER BERMAN CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
GS Mortgage Securities Trust, Series 2014-GC26, Class XA, IO	1.110%	(c)	11/10/47	19,687	$1,484,020
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB15, Class A4	5.814%	(c)	06/12/43	2,109	2,166,821
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A3	5.336%		05/15/47	1,917	2,001,592
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class A4	5.440%		06/12/47	1,812	1,899,999
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class A3	5.420%		01/15/49	2,332	2,440,291
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A4	5.961%	(c)	06/15/49	2,300	2,435,256
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class A4	5.882%	(c)	02/15/51	2,600	2,764,715
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A3	5.172%		12/12/49	2,187	2,273,128
ML-CFC Commercial Mortgage Trust, Series 2007-7, Class A4	5.810%	(c)	06/12/50	2,941	3,132,104
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class XA, IO	1.375%	(c)	11/15/46	12,476	865,761
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C15, Class XA, IO	1.369%	(c)	04/15/47	14,335	1,006,005
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A4	5.364%		03/15/44	1,150	1,209,219
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class XA, IO, 144A	1.831%	(c)	12/10/45	4,835	461,122
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A3	5.903%	(c)	06/15/49	3,186	3,368,743
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class A4	3.637%		06/15/48	1,225	1,248,797
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class XA, IO, 144A	1.622%	(c)	03/15/45	16,637	1,109,357
WF-RBS Commercial Mortgage Trust, Series 2014-C21, Class XA, IO	1.194%	(c)	08/15/47	14,876	1,122,399
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class XA, IO	1.110%	(c)	09/15/57	15,415	945,508
WF-RBS Commercial Mortgage Trust, Series 2014-C25, Class XA, IO	1.101%	(c)	11/15/47	21,440	1,375,992
WF-RBS Commercial Mortgage Trust, Series 2014-LC14, Class XA, IO	1.614%	(c)	03/15/47	10,843	860,456

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $57,323,830)					56,374,455

CORPORATE BONDS — 27.2%
Aerospace & Defense — 0.3%
L-3 Communications Corp., Gtd. Notes	3.950%		11/15/16	2,830	2,922,064

Banks — 4.3%
Bank of America Corp., Sub. Notes	3.950%		04/21/25	2,310	2,224,969
Bank of America Corp., Sub. Notes, MTN(a)	4.000%		01/22/25	2,025	1,972,945
Bank of America Corp., Sub. Notes, MTN	4.250%		10/22/26	3,370	3,301,262
Banque Centrale de Tunisie SA (Tunisia), Sr. Unsec’d. Notes, 144A	5.750%		01/30/25	250	244,063
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	2.000%		03/16/18	2,600	2,594,298
BBVA Bancomer SA (Mexico), Sr. Unsec’d. Notes, 144A	4.375%		04/10/24	2,500	2,530,000

SEE NOTES TO FINANCIAL STATEMENTS.

A210

AST NEUBERGER BERMAN CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Banks (continued)
Citigroup, Inc., Sr. Unsec’d. Notes	1.350%		03/10/17	3,185	$3,183,678
Citigroup, Inc., Sub. Notes	4.400%		06/10/25	1,770	1,763,403
Citigroup, Inc., Sub. Notes	5.300%		05/06/44	2,430	2,473,810
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes, 144A(a)	3.750%		03/26/25	2,085	2,007,173
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes	1.350%		05/30/17	3,015	2,994,796
JPMorgan Chase & Co., Sr. Unsec’d. Notes, MTN(a)	1.350%		02/15/17	5,070	5,074,426
JPMorgan Chase & Co., Sub. Notes(a)	4.125%		12/15/26	1,805	1,774,813
JPMorgan Chase & Co., Sub. Notes	4.950%		06/01/45	2,185	2,123,964
MUFG Union Bank NA, Sr. Unsec’d. Notes	2.250%		05/06/19	1,330	1,331,104
Wells Fargo & Co., Sub. Notes, MTN	4.650%		11/04/44	1,465	1,404,188

					36,998,892

Beverages — 0.4%
Suntory Holdings Ltd. (Japan), Sr. Unsec’d. Notes, 144A	2.550%		09/29/19	3,010	3,022,976

Biotechnology — 0.2%
Amgen, Inc., Sr. Unsec’d. Notes	2.200%		05/22/19	2,005	1,999,296

Capital Markets — 1.9%
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.550%		10/23/19	3,575	3,583,380
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%		01/23/25	2,265	2,196,583
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	4.800%		07/08/44	2,170	2,142,076
Morgan Stanley, Sr. Unsec’d. Notes	1.875%		01/05/18	3,185	3,193,450
Morgan Stanley, Sr. Unsec’d. Notes, MTN(a)	3.700%		10/23/24	2,930	2,918,136
Morgan Stanley, Sub. Notes, MTN	4.350%		09/08/26	2,385	2,337,014

					16,370,639

Chemicals — 0.2%
Dow Chemical Co. (The), Sr. Unsec’d. Notes(a)	4.625%		10/01/44	1,875	1,750,151

Commercial Services & Supplies — 0.3%
ERAC USA Finance LLC, Gtd. Notes, 144A	2.350%		10/15/19	2,915	2,895,939

Diversified Financial Services — 0.4%
Air Lease Corp., Sr. Unsec’d. Notes(a)	3.375%		01/15/19	1,710	1,742,063
Air Lease Corp., Sr. Unsec’d. Notes(a)	3.875%		04/01/21	1,020	1,030,200
Corp. Financiera de Desarrollo SA (Peru), Sub. Notes, 144A	5.250%	(c)	07/15/29	200	201,500

					2,973,763

Diversified Telecommunication Services — 3.0%
AT&T, Inc., Sr. Unsec’d. Notes	3.400%		05/15/25	4,880	4,654,095
AT&T, Inc., Sr. Unsec’d. Notes	4.750%		05/15/46	3,550	3,230,408
AT&T, Inc., Sr. Unsec’d. Notes	5.350%		09/01/40	1,440	1,417,704
Qwest Corp., Sr. Unsec’d. Notes	6.750%		12/01/21	3,915	4,321,181
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.012%		08/21/54	1,318	1,209,380
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.050%		03/15/34	2,395	2,411,114

SEE NOTES TO FINANCIAL STATEMENTS.

A211

AST NEUBERGER BERMAN CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Diversified Telecommunication Services (continued)
Verizon Communications, Inc., Sr. Unsec’d. Notes	6.550%	09/15/43	257	$300,627
Verizon Communications, Inc., Sr. Unsec’d. Notes, 144A	4.272%	01/15/36	6,212	5,603,653
Verizon Communications, Inc., Sr. Unsec’d. Notes, 144A	4.672%	03/15/55	2,489	2,165,316

				25,313,478

Electric Utilities — 0.9%
Eskom Holdings SOC Ltd. (South Africa), Sr. Unsec’d. Notes, RegS	6.750%	08/06/23	200	202,016
NextEra Energy Capital Holdings, Inc., Gtd. Notes	1.586%	06/01/17	1,920	1,924,170
South Carolina Electric & Gas Co., First Mortgage	5.100%	06/01/65	2,245	2,251,546
Southern Power Co., Sr. Unsec’d. Notes	2.375%	06/01/20	3,025	2,986,704

				7,364,436

Electrical Equipment — 0.3%
Siemens Financieringsmaatschappij NV (Germany), Gtd. Notes, 144A	4.400%	05/27/45	2,445	2,415,472

Electronic Equipment, Instruments & Components — 0.2%
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	1.300%	02/01/17	1,655	1,652,251

Energy Equipment & Services — 1.5%
Energy Transfer Partners LP, Sr. Unsec’d. Notes	4.150%	10/01/20	1,995	2,050,381
Energy Transfer Partners LP, Sr. Unsec’d. Notes	6.500%	02/01/42	2,750	2,832,904
Enterprise Products Operating LLC, Gtd. Notes	2.550%	10/15/19	1,835	1,834,473
Kinder Morgan Energy Partners LP, Gtd. Notes	5.500%	03/01/44	2,265	2,096,679
Kinder Morgan, Inc., Gtd. Notes	5.550%	06/01/45	3,845	3,553,876

				12,368,313

Food & Staples Retailing — 0.3%
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes(a)	4.000%	04/11/43	1,630	1,555,317
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	4.300%	04/22/44	1,095	1,097,903

				2,653,220

Food Products — 1.1%
Grupo Bimbo SAB de CV (Mexico), Gtd. Notes, 144A	3.875%	06/27/24	3,825	3,812,263
H.J. Heinz Co., Gtd. Notes, 144A	2.800%	07/02/20	3,090	3,092,404
H.J. Heinz Co., Gtd. Notes, 144A	3.950%	07/15/25	1,765	1,774,787
Marfrig Overseas Ltd. (Brazil), Gtd. Notes, 144A	9.500%	05/04/20	100	102,170
Minerva Luxembourg SA (Brazil), Gtd. Notes, RegS	7.750%	01/31/23	200	201,500

				8,983,124

Health Care Equipment & Supplies — 0.5%
Boston Scientific Corp., Sr. Unsec’d. Notes	2.850%	05/15/20	1,975	1,961,066
Zimmer Holdings, Inc., Sr. Unsec’d. Notes	2.000%	04/01/18	2,625	2,625,940

				4,587,006

Health Care Providers & Services — 0.2%
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	2.500%	03/30/20	1,230	1,220,365

SEE NOTES TO FINANCIAL STATEMENTS.

A212

AST NEUBERGER BERMAN CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Hotels, Restaurants & Leisure — 0.4%
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	3.375%		05/26/25	2,375	$2,320,845
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	4.600%		05/26/45	1,475	1,439,020

					3,759,865

Independent Power & Renewable Electricity Producers — 0.3%
Exelon Corp., Sr. Unsec’d. Notes	3.950%		06/15/25	2,350	2,363,865
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	8.000%		08/07/19	200	230,500

					2,594,365

Industrial Conglomerates — 0.2%
General Electric Co., Sr. Unsec’d. Notes	4.500%		03/11/44	1,465	1,487,839

Insurance — 0.3%
Allstate Corp. (The), Sub. Notes	5.750%	(c)	08/15/53	2,470	2,608,937

IT Services — 0.2%
Xerox Corp., Sr. Unsec’d. Notes	2.750%		09/01/20	2,090	2,069,949

Media — 0.6%
Scripps Networks Interactive, Inc., Sr. Unsec’d. Notes	2.800%		06/15/20	1,970	1,940,698
Thomson Reuters Corp., Sr. Unsec’d. Notes	1.300%		02/23/17	850	848,021
Thomson Reuters Corp., Sr. Unsec’d. Notes	1.650%		09/29/17	970	969,683
Viacom, Inc., Sr. Unsec’d. Notes	2.750%		12/15/19	1,535	1,534,877

					5,293,279

Metals & Mining — 0.4%
CITIC Ltd. (China), Sr. Unsec’d. Notes	6.800%		01/17/23	200	231,220
Codelco, Inc. (Chile), Sr. Unsec’d. Notes, RegS	6.150%		10/24/36	200	228,249
Freeport-McMoRan, Inc., Gtd. Notes(a)	4.550%		11/14/24	3,500	3,261,202

					3,720,671

Oil, Gas & Consumable Fuels — 2.6%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes(a)	4.500%		07/15/44	1,860	1,709,433
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	5.950%		09/15/16	2,220	2,341,909
Apache Corp., Sr. Unsec’d. Notes	4.750%		04/15/43	1,305	1,207,677
ConocoPhillips Co., Gtd. Notes	2.200%		05/15/20	3,180	3,157,225
Ecopetrol SA (Colombia), Sr. Unsec’d. Notes	5.375%		06/26/26	47	46,530
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, RegS	9.250%		04/23/19	150	166,500
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, RegS	6.375%		04/09/21	750	785,325
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, RegS	9.125%		07/02/18	400	452,000
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, RegS	7.000%		05/05/20	100	107,400
Marathon Oil Corp., Sr. Unsec’d. Notes	3.850%		06/01/25	3,035	2,974,564
Occidental Petroleum Corp., Sr. Unsec’d. Notes	4.625%		06/15/45	2,885	2,867,197
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, 144A	5.625%		01/19/25	220	159,500
Pertamina Persero PT (Indonesia), Sr. Unsec’d. Notes, RegS	6.450%		05/30/44	200	197,000
Petrobras Global Finance BV (Brazil), Gtd. Notes	5.750%		01/20/20	119	117,910
Petroleos Mexicanos (Mexico), Gtd. Notes	6.500%		06/02/41	220	228,800
Petroleos Mexicanos (Mexico), Gtd. Notes	6.625%		06/15/35	200	213,500

SEE NOTES TO FINANCIAL STATEMENTS.

A213

AST NEUBERGER BERMAN CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Oil, Gas & Consumable Fuels (continued)
Petronas Capital Ltd. (Malaysia), Gtd. Notes, 144A	4.500%	03/18/45	200	$193,513
Shell International Finance BV (Netherlands), Gtd. Notes	4.375%	05/11/45	2,660	2,625,612
Sinopec Group Overseas Development 2012 Ltd. (China), Gtd. Notes, RegS	3.900%	05/17/22	300	306,585
State Oil Co. of the Azerbaijan Republic (Azerbaijan), Sr. Unsec’d. Notes, MTN	4.750%	03/13/23	420	399,829
Williams Partners LP, Sr. Unsec’d. Notes	3.600%	03/15/22	2,215	2,150,648

				22,408,657

Pharmaceuticals — 2.5%
AbbVie, Inc., Sr. Unsec’d. Notes	2.500%	05/14/20	3,755	3,716,477
Actavis Funding SCS, Gtd. Notes	3.800%	03/15/25	2,755	2,706,297
Baxalta, Inc., Gtd. Notes, 144A	4.000%	06/23/25	3,205	3,181,164
Bayer US Finance LLC (Germany), Gtd. Notes, 144A	2.375%	10/08/19	4,385	4,400,554
Eli Lilly & Co., Sr. Unsec’d. Notes(a)	3.700%	03/01/45	1,965	1,782,870
Express Scripts Holding Co., Gtd. Notes	2.250%	06/15/19	3,815	3,784,110
McKesson Corp., Sr. Unsec’d. Notes	1.292%	03/10/17	1,750	1,747,449

				21,318,921

Real Estate Investment Trusts (REITs) — 0.6%
Health Care REIT, Inc., Sr. Unsec’d. Notes	4.000%	06/01/25	2,010	1,983,796
Vornado Realty LP, Sr. Unsec’d. Notes	2.500%	06/30/19	2,670	2,666,310

				4,650,106

Real Estate Management & Development — 0.5%
WEA Finance LLC/Westfield UK & Europe Finance PLC (Australia), Gtd. Notes, 144A	1.750%	09/15/17	2,775	2,782,739
WEA Finance LLC/Westfield UK & Europe Finance PLC (Australia), Gtd. Notes, 144A	2.700%	09/17/19	1,650	1,652,430

				4,435,169

Semiconductors & Semiconductor Equipment — 0.3%
QUALCOMM, Inc., Sr. Unsec’d. Notes	2.250%	05/20/20	2,615	2,601,606

Software — 0.5%
Oracle Corp., Sr. Unsec’d. Notes	2.500%	05/15/22	2,715	2,636,287
Oracle Corp., Sr. Unsec’d. Notes	4.125%	05/15/45	1,970	1,826,785

				4,463,072

Tobacco — 1.8%
Altria Group, Inc., Gtd. Notes(a)	2.625%	01/14/20	3,145	3,132,775
Altria Group, Inc., Gtd. Notes	5.375%	01/31/44	1,510	1,597,133
BAT International Finance PLC (United Kingdom), Gtd. Notes, 144A	3.500%	06/15/22	3,235	3,264,493
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.250%	11/10/44	1,205	1,133,068
Reynolds American, Inc., Gtd. Notes	4.450%	06/12/25	2,320	2,363,665
Reynolds American, Inc., Gtd. Notes	4.750%	11/01/42	4,155	3,769,341

				15,260,475

TOTAL CORPORATE BONDS (cost $236,842,561)				232,164,296

SEE NOTES TO FINANCIAL STATEMENTS.

A214

AST NEUBERGER BERMAN CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

FOREIGN GOVERNMENT BONDS — 5.4%	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
Banco Nacional De Desenvolvimento Economico E Social (Brazil), Sr. Unsec’d. Notes, RegS	6.369%	06/16/18		120	$128,400
Bermuda Government International Bond (Bermuda), Sr. Unsec’d. Notes, 144A	4.854%	02/06/24		400	420,000
Bolivian Government International Bond (Bolivia), Sr. Unsec’d. Notes, RegS	5.950%	08/22/23		206	218,360
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	4.875%	01/22/21		400	418,000
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	8.250%	01/20/34		200	248,500
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	5.625%	02/26/44		200	202,500
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	8.125%	05/21/24		250	320,375
Costa Rica Government International Bond (Costa Rica), Sr. Unsec’d. Notes, 144A	7.158%	03/12/45		200	195,000
Croatia Government International Bond (Croatia), Sr. Unsec’d. Notes, RegS	6.750%	11/05/19		270	297,167
Development Bank of Mongolia LLC (Mongolia), Gov’t. Gtd. Notes, RegS	5.750%	03/21/17		200	196,000
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, 144A	6.600%	01/28/24		200	215,500
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, 144a	6.850%	01/27/45		100	102,000
Ecuador Government International Bond (Ecuador), Unsec’d. Notes, RegS	7.950%	06/20/24		400	357,000
Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes, 144A	5.875%	06/11/25		200	195,300
El Salvador Government International Bond (El Salvador), Unsec’d. Notes, RegS	6.375%	01/18/27		395	382,163
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	4.000%	03/25/19		200	206,460
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	5.750%	11/22/23		100	110,750
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	7.625%	03/29/41		330	437,296
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	7.750%	01/17/38		400	509,000
Italy Buoni Poliennali del Tesoro (Italy), Bonds	2.500%	12/01/24	EUR	1,420	1,614,403
Italy Buoni Poliennali del Tesoro (Italy), Bonds, TIPS	4.500%	03/01/26	EUR	3,345	4,433,503
Ivory Coast Government International Bond (Ivory Coast), Sr. Unsec’d. Notes, 144A	6.375%	03/03/28		200	195,500
Ivory Coast Government International Bond (Ivory Coast), Sr. Unsec’d. Notes, RegS	5.375%	07/23/24		200	187,500
Ivory Coast Government International Bond (Ivory Coast), Sr. Unsec’d. Notes, RegS	5.750%	12/31/32		200	187,540
Kenya Government International Bond (Kenya), Sr. Unsec’d. Notes, 144A	6.875%	06/24/24		200	202,916
Mexican Bonos (Mexico), Bonds	7.750%	11/13/42	MXN	81,700	5,792,999
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.750%	03/08/44		360	342,000
Mongolia Government International Bond (Mongolia), Sr. Unsec’d. Notes, RegS	5.125%	12/05/22		200	180,500
Morocco Government International Bond (Morocco), Sr. Unsec’d. Notes, RegS	4.250%	12/11/22		200	204,000

SEE NOTES TO FINANCIAL STATEMENTS.

A215

AST NEUBERGER BERMAN CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

FOREIGN GOVERNMENT BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
New Zealand Government Bond (New Zealand), Sr. Unsec’d. Notes	5.500%	04/15/23	NZD	14,740	$11,493,103
Nigeria Government International Bond (Nigeria), Bonds, RegS	6.750%	01/28/21		250	258,437
Pakistan Government International Bond (Pakistan), Sr. Unsec’d. Notes, RegS	8.250%	04/15/24		300	326,250
Panama Government International (Panama), Sr. Unsec’d. Notes	6.700%	01/26/36		200	247,000
Republic of Armenia (Armenia), Unsec’d. Notes, 144A	7.150%	03/26/25		419	414,810
Republic of Ghana (Ghana), Unsec’d. Notes, 144A	8.125%	01/18/26		200	182,040
Republic of Serbia (Serbia), Sr. Unsec’d. Notes, RegS	5.250%	11/21/17		400	413,240
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A	6.125%	01/22/44		100	112,200
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, RegS	6.750%	02/07/22		80	93,400
Russian Foreign Bond (Russia), Sr. Unsec’d. Notes, RegS	3.250%	04/04/17		200	204,000
Russian Foreign Bond (Russia), Sr. Unsec’d. Notes, RegS	5.000%	04/29/20		600	615,780
Senegal Government International Bond (Senegal), Bonds, RegS	6.250%	07/30/24		300	287,400
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, 144A	5.250%	02/18/24		250	272,500
South Africa Government Bond (South Africa), Bonds	6.500%	02/28/41	ZAR	116,050	7,254,317
South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes	5.875%	09/16/25		200	221,569
South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes	6.875%	05/27/19		200	227,500
Spanish Government Bond (Spain), Sr. Unsec’d. Notes	4.650%	07/30/25	EUR	3,090	4,155,712
Sri Lanka Government International Bond (Sri Lanka), Sr. Unsec’d. Notes, RegS	6.000%	01/14/19		200	204,250
Sri Lanka Government International Bond (Sri Lanka), Sr. Unsec’d. Notes, RegS	6.250%	10/04/20		140	143,332
Turkey Government International Bond (Turkey), Unsec’d. Notes(a)	6.625%	02/17/45		300	344,250
Vietnam Government International Bond (Vietnam), Sr. Unsec’d. Notes, RegS	6.750%	01/29/20		120	132,600

TOTAL FOREIGN GOVERNMENT BONDS (cost $50,502,466)					46,104,322

U.S. GOVERNMENT AGENCY OBLIGATIONS — 31.9%
Federal Farm Credit Bank	1.460%	11/19/19		2,695	2,646,870
Federal Home Loan Bank	5.500%	07/15/36		2,040	2,639,226
Federal Home Loan Mortgage Corp.	3.500%	03/01/42-04/01/45		10,077	10,387,849
Federal Home Loan Mortgage Corp.(t)	3.500%	TBA		3,215	3,307,431
Federal Home Loan Mortgage Corp.	4.000%	10/01/40-03/01/45		17,319	18,379,951
Federal Home Loan Mortgage Corp.(t)	4.000%	TBA		13,380	14,149,611
Federal Home Loan Mortgage Corp.	4.500%	05/01/39-12/01/44		13,667	14,790,407
Federal Home Loan Mortgage Corp.	5.000%	06/01/40-12/01/41		2,836	3,145,014
Federal Home Loan Mortgage Corp.	5.500%	03/01/28-05/01/40		2,311	2,590,040
Federal Home Loan Mortgage Corp.	6.000%	09/01/27-05/01/40		1,583	1,790,488
Federal National Mortgage Assoc.	1.600%	12/24/20		4,425	4,307,689
Federal National Mortgage Assoc.(t)	2.500%	TBA		2,920	2,955,373
Federal National Mortgage Assoc.	3.000%	08/01/29-08/01/43		7,350	7,483,583

SEE NOTES TO FINANCIAL STATEMENTS.

A216

AST NEUBERGER BERMAN CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Federal National Mortgage Assoc.(t)	3.000%		TBA	6,840	$7,086,293
Federal National Mortgage Assoc.(t)	3.000%		TBA	2,625	2,615,207
Federal National Mortgage Assoc.	3.500%		12/01/41-12/01/44	18,851	19,487,488
Federal National Mortgage Assoc.(t)	3.500%		TBA	8,495	8,754,496
Federal National Mortgage Assoc.	4.000%		12/01/40-02/01/45	30,576	32,500,620
Federal National Mortgage Assoc.(t)	4.000%		TBA	30,065	31,853,278
Federal National Mortgage Assoc.	4.500%		05/01/29-10/01/44	28,007	30,322,275
Federal National Mortgage Assoc.(t)	4.500%		TBA	6,410	6,929,811
Federal National Mortgage Assoc.	5.000%		01/01/17-07/01/44	15,700	17,244,653
Federal National Mortgage Assoc.	5.500%		07/01/25-09/01/41	10,629	11,935,606
Federal National Mortgage Assoc.	6.000%		10/01/37-09/01/40	1,128	1,279,909
Government National Mortgage Assoc.(t)	3.500%		TBA	3,465	3,596,156
Government National Mortgage Assoc.(t)	4.000%		TBA	3,795	4,021,737
Residual Funding Corp. Principal Strip, PO	2.770	%(s)	04/15/30	5,790	3,529,370
Tennessee Valley Authority	4.625%		09/15/60	2,138	2,265,267
Tennessee Valley Authority	5.250%		09/15/39	810	985,534

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $271,939,514)					272,981,232

U.S. TREASURY OBLIGATIONS — 16.3%
U.S. Treasury Bonds	4.500%		02/15/36	11,525	14,490,890
U.S. Treasury Bonds	5.500%		08/15/28	21,470	28,550,076
U.S. Treasury Bonds	6.250%		08/15/23-05/15/30	3,580	5,007,434
U.S. Treasury Inflationary Indexed Bonds, TIPS	1.750%		01/15/28	3,765	4,816,464
U.S. Treasury Inflationary Indexed Bonds, TIPS	2.000%		01/15/26	17,935	24,541,672
U.S. Treasury Inflationary Indexed Bonds, TIPS	3.875%		04/15/29	1,510	3,077,972
U.S. Treasury Notes	0.625%		08/15/16-11/30/17	26,715	26,785,040
U.S. Treasury Notes	2.125%		12/31/21	4,785	4,822,380
U.S. Treasury Notes	2.750%		02/15/24	23,155	24,039,590
U.S. Treasury Notes	3.250%		03/31/17	1,140	1,193,526
U.S. Treasury Notes	3.625%		08/15/19	1,630	1,774,408

TOTAL U.S. TREASURY OBLIGATIONS (cost $140,684,651)					139,099,452

				Shares
EXCHANGE TRADED FUNDS — 4.6%
iShares 0-5 Year High Yield Corporate Bond ETF(a)				62,000	3,014,440
iShares iBoxx $ High Yield Corporate Bond ETF(a)				134,500	11,943,600
SPDR Barclays High Yield Bond ETF(a)				304,000	11,682,720
SPDR Barclays Short Term High Yield Bond ETF(a)				432,600	12,506,466

TOTAL EXCHANGE TRADED FUNDS (cost $39,936,121)					39,147,226

TOTAL LONG-TERM INVESTMENTS (cost $830,542,060)					819,046,476

SEE NOTES TO FINANCIAL STATEMENTS.

A217

AST NEUBERGER BERMAN CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

SHORT-TERM INVESTMENTS — 20.1%			Shares	Value (Note 2)
AFFILIATED MONEY MARKET MUTUAL FUND — 9.7%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $82,653,784; includes $44,026,353 of cash collateral for securities on loan)(b)(w)(Note 4)			82,653,784	$82,653,784

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. GOVERNMENT AGENCY OBLIGATIONS(n) — 9.9%
Federal Home Loan Bank	0.022%	10/08/15	20,000	19,996,440
Federal Home Loan Bank	0.075%	08/06/15	15,000	14,998,876
Federal Home Loan Bank	0.085%	09/22/15	10,000	9,998,590
Federal Home Loan Bank	0.150%	10/07/15	20,000	19,994,600
Federal Home Loan Mortgage Corp.	0.175%	12/17/15	20,000	19,987,880

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $84,971,133)				84,976,386

U.S. TREASURY OBLIGATION(k)(n) — 0.5%
U.S. Treasury Bills (Cost $4,166,856)	0.124%	02/04/16	4,170	4,167,727

TOTAL SHORT-TERM INVESTMENTS (cost $171,791,773)				171,797,897

TOTAL INVESTMENTS — 116.0% (cost $1,002,333,833)				990,844,373
LIABILITIES IN EXCESS OF OTHER ASSETS(x) — (16.0)%				(136,857,176)

NET ASSETS — 100.0%				$853,987,197

See the Glossary for abbreviations used in the Portfolio descriptions.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $43,082,956; cash collateral of $44,026,353 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2015.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects yield to maturity at purchase date.

(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.

(t)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $81,210,000 is approximately 10% of net assets.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 -Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2015	Unrealized Appreciation (Depreciation)(1)
Long Positions:
136	90 Day Euroyen	Dec. 2015	$27,740,900	$27,735,343	$(5,557)
166	90 Day New Zealand Bank Bill	Dec. 2015	13,101,579	13,196,091	94,512

					88,955

Short Positions:
141	2 Year U.S.Treasury Notes	Sep. 2015	30,837,400	30,870,188	(32,788)

SEE NOTES TO FINANCIAL STATEMENTS.

A218

AST NEUBERGER BERMAN CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2015	Unrealized Appreciation (Depreciation)(1)
Short Positions (continued)
55	5 Year U.S. Treasury Notes	Sep. 2015	$6,560,313	$6,559,180	$1,133
81	10 Year U.S. Treasury Notes	Sep. 2015	10,244,604	10,219,922	24,682
23	20 Year U.S. Treasury Bonds	Sep. 2015	3,478,207	3,469,406	8,801
68	30 Year Euro BUXL	Sep. 2015	12,049,232	11,268,389	780,843
114	30 Year U.S. Ultra Treasury Bonds	Sep. 2015	17,654,859	17,563,125	91,734
77	Euro Currency	Sep. 2015	10,537,796	10,737,650	(199,854)
39	Euro-OAT	Sep. 2015	6,512,319	6,368,403	143,916
190	Mexican Peso	Sep. 2015	6,113,250	6,010,650	102,600
176	New Zealand Dollar Currency	Sep. 2015	12,356,960	11,851,840	505,120
190	South African Rand Currency	Sep. 2015	7,578,633	7,699,750	(121,117)

					1,305,070

					$1,394,025

(1)	Cash of $2,135 and U.S. Treasury securities with a combined market value of $4,167,727 have been segregated with Goldman Sachs & Co. to cover requirements for open contracts at June 30, 2015.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Exchange Traded Funds	$39,147,226	$—	$—
Asset-Backed Securities
Residential Mortgage-Backed Securities	—	33,175,493	—
Commercial Mortgage-Backed Securities	—	56,374,455	—
Corporate Bonds	—	232,164,296	—
Foreign Government Bonds	—	46,104,322	—
U.S. Government Agency Obligations	—	357,957,618	—
U.S. Treasury Obligations	—	143,267,179	—
Affiliated Money Market Mutual Fund	82,653,784	—	—
Other Financial Instruments*
Futures	1,394,025	—	—

Total	$123,195,035	$869,043,363	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2015 were as follows:

U.S. Government Agency Obligations	41.9%
U.S. Treasury Obligations	16.8
Affiliated Money Market Mutual Fund (5.2% represents investments purchased with collateral from securities on loan)	9.7
Commercial Mortgage-Backed Securities	6.6
Foreign Government Bonds	5.4
Exchange Traded Funds	4.6
Banks	4.3
Residential Mortgage-Backed Securities	3.9
Diversified Telecommunication Services	3.0
Oil, Gas & Consumable Fuels	2.6

Pharmaceuticals	2.5%
Capital Markets	1.9
Tobacco	1.8
Energy Equipment & Services	1.5
Food Products	1.1
Electric Utilities	0.9
Media	0.6
Real Estate Investment Trusts (REITs)	0.6
Health Care Equipment & Supplies	0.5
Software	0.5
Real Estate Management & Development	0.5
Hotels, Restaurants & Leisure	0.4
Metals & Mining	0.4
Beverages	0.4
Diversified Financial Services	0.4

SEE NOTES TO FINANCIAL STATEMENTS.

A219

AST NEUBERGER BERMAN CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Aerospace & Defense	0.3%
Commercial Services & Supplies	0.3
Food & Staples Retailing	0.3
Insurance	0.3
Semiconductors & Semiconductor Equipment	0.3
Independent Power & Renewable Electricity Producers	0.3
Electrical Equipment	0.3
IT Services	0.2
Biotechnology	0.2

Chemicals	0.2%
Electronic Equipment, Instruments & Components	0.2
Industrial Conglomerates	0.2
Health Care Providers & Services	0.1

116.0
Liabilities in excess of other assets	(16.0)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are foreign exchange and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2015 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from/to broker — variation margin futures	$1,145,621	*	Due from/to broker —variation margin futures	$38,345	*
Foreign exchange contracts	Due from/to broker — variation margin futures	607,720	*	Due from/to broker —variation margin futures	320,971	*

Total		$1,753,341			$359,316

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(1,137,710)
Foreign exchange contracts	2,979,895

Total	$1,842,185

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$2,752,567
Foreign exchange contracts	(313,084)

Total	$2,439,483

For the six months ended June 30, 2015, the Portfolio’s average value at trade date for futures long position was $38,973,762 and the average value at trade date for futures short position was $165,771,572.

SEE NOTES TO FINANCIAL STATEMENTS.

A220

AST NEUBERGER BERMAN CORE BOND PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2015

ASSETS:
Investments at value, including securities on loan of $43,082,956:
Unaffiliated investments (cost $919,680,049)	$908,190,589
Affiliated investments (cost $82,653,784)	82,653,784
Cash	179,010
Foreign currency, at value (cost $1,766,688)	1,708,207
Dividends and interest receivable	5,164,799
Receivable for investments sold	4,042,739
Receivable for fund share sold	898,624
Due from broker—variation margin futures	235,566
Prepaid expenses	632

Total Assets	1,003,073,950

LIABILITIES:
Payable for investments purchased	103,650,591
Payable to broker for collateral for securities on loan	44,026,353
Due to broker	1,090,584
Advisory fees payable	149,662
Payable for fund share repurchased	89,717
Accrued expenses and other liabilities	67,824
Distribution fee payable	11,672
Affiliated transfer agent fee payable	350

Total Liabilities	149,086,753

NET ASSETS	$853,987,197

Net assets were comprised of:
Paid-in capital	$788,249,606
Retained earnings	65,737,591

Net assets, June 30, 2015	$853,987,197

Net asset value and redemption price per share, $853,987,197 / 78,963,215 outstanding shares of beneficial interest	$10.82

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2015

INCOME
Interest income	$10,047,053
Unaffiliated dividend income	799,342
Affiliated income from securities lending, net	99,924
Affiliated dividend income	27,781

10,974,100

EXPENSES
Advisory fees	2,863,527
Distribution fee	422,222
Custodian and accounting fees	76,000
Audit fee	19,000
Trustees’ fees	7,000
Legal fees and expenses	5,000
Insurance expenses	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Shareholders’ reports	3,000
Miscellaneous	7,647

Total expenses	3,411,396
Less: advisory fee waivers and/or expense reimbursement	(634,680)

Net expenses	2,776,716

NET INVESTMENT INCOME	8,197,384

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	3,784,471
Futures transactions	1,842,185
Foreign currency transactions	(1,217,298)

4,409,358

Net change in unrealized appreciation (depreciation) on:
Investments	(15,985,272)
Futures	2,439,483
Foreign currencies	(96,270)

(13,642,059)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(9,232,701)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,035,317)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2015	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$8,197,384	$10,487,800
Net realized gain on investment and foreign currency transactions	4,409,358	6,535,706
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(13,642,059)	10,937,053

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,035,317)	27,960,559

FUND SHARE TRANSACTIONS:
Fund share sold [5,095,156 and 33,812,642 shares, respectively]	55,648,699	363,281,535
Fund share repurchased [2,943,291 and 5,970,105 shares]	(32,086,318)	(63,679,345)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	23,562,381	299,602,190

TOTAL INCREASE IN NET ASSETS	22,527,064	327,562,749
NET ASSETS:
Beginning of period	831,460,133	503,897,384

End of period	$853,987,197	$831,460,133

SEE NOTES TO FINANCIAL STATEMENTS.

A221

AST PRUDENTIAL CORE BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

LONG-TERM INVESTMENTS — 99.9% ASSET-BACKED SECURITIES — 22.0%	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Collateralized Debt Obligation
Cent CDO XI Ltd. (Cayman Islands), Series 2006-11A, Class A1, 144A	0.537%	(c)	04/25/19	884	$871,823

Collateralized Loan Obligations — 9.6%
A Voce CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1A, 144A	1.725%	(c)	07/15/26	8,750	8,712,989
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.455%	(c)	04/20/25	14,150	14,019,553
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class B2, 144A	3.360%		04/20/25	1,500	1,476,322
AIMCO CLO (Cayman Islands), Series 2014-AA, Class A, 144A	1.815%	(c)	07/20/26	8,000	7,993,343
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.466%	(c)	07/13/25	12,700	12,581,133
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2013-1A, Class A2B, 144A	3.500%		07/13/25	4,450	4,337,641
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1, 144A	1.779%	(c)	04/28/26	11,650	11,626,811
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-3A, Class A2A, 144A	2.529%	(c)	04/28/26	3,100	3,084,910
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-5A, Class A, 144A	1.875%	(c)	10/15/26	8,750	8,759,845
ARES XXVI CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.375%	(c)	04/15/25	5,500	5,436,031
ARES XXXI CLO Ltd. (Cayman Islands), Series 2014-31A, Class A1, 144A	1.726%	(c)	08/28/25	4,000	3,993,045
Arrowpoint CLO Ltd (Cayman Islands), Series 2015-4A, Class A, 144A	1.822%	(c)	04/18/27	3,750	3,729,918
Arrowpoint CLO Ltd. (Cayman Islands), Series 2014-3A, Class A, 144A	1.825%	(c)	10/15/26	8,750	8,738,498
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2013-2A, Class A1L, 144A	1.774%	(c)	02/17/26	1,000	998,074
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2014-6A, Class A, 144A	1.815%	(c)	10/15/26	4,500	4,496,087
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2014-6A, Class B, 144A	2.675%	(c)	10/15/26	750	746,213
Atrium VII (Cayman Islands), Series 7AR, Class BR, 144A	2.026%	(c)	11/16/22	3,250	3,221,500
Babson CLO Ltd. (Cayman Islands), Series 2013-IA, Class A, 144A	1.375%	(c)	04/20/25	4,500	4,463,865
Battalion CLO Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	1.675%	(c)	10/22/25	7,500	7,479,422
Battalion CLO Ltd. (Cayman Islands), Series 2014-5A, Class A1, 144A	1.774%	(c)	04/17/26	7,150	7,135,924
Battalion CLO Ltd. (Cayman Islands), Series 2014-5A, Class A2A, 144A	2.425%	(c)	04/17/26	2,000	1,984,416
Battalion CLO Ltd. (Cayman Islands), Series 2014-5A, Class A2B, 144A	4.410%		04/17/26	2,000	1,972,168
Battalion CLO Ltd. (Cayman Islands), Series 2014-7A, Class A1, 144A	1.874%	(c)	10/17/26	9,250	9,260,479
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2013-IIA, Class A1, 144A	1.475%	(c)	07/15/24	12,200	12,088,039
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.424%	(c)	04/17/25	11,900	11,780,812
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1A, 144A	1.737%	(c)	07/27/26	7,500	7,493,187

SEE NOTES TO FINANCIAL STATEMENTS.

A222

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
Collateralized Loan Obligations (continued)
Catamaran CLO Ltd (Cayman Islands), Series 2015-1A, Class A, 144A	1.550%	(c)	04/22/27		5,750	$5,717,653
Catamaran CLO Ltd. (Cayman Islands), Series 2014-2A, Class A1, 144A	1.785%	(c)	10/18/26		5,000	4,984,480
ECP CLO Ltd. (Cayman Islands), Series 2014-6A, Class A1A, 144A	1.725%	(c)	07/15/26		2,450	2,439,552
Flagship VII Ltd. CLO (Cayman Islands), Series 2013-7A, Class A1, 144A	1.745%	(c)	01/20/26		14,800	14,755,556
Fraser Sullivan CLO I Ltd. (Cayman Islands), Series 2006-1A, Class B, 144A	0.756%	(c)	03/15/20		1,564	1,560,164
Galaxy XVIII CLO Ltd. (Cayman Islands), Series 2014-18A, Class A, 144A	1.745%	(c)	10/15/26		8,500	8,469,947
Highbridge Loan Management Ltd. (Cayman Islands), Series 2015-6A, Class A, 144A	1.271%	(c)	05/05/27		3,500	3,489,060
ICG US CLO (Cayman Islands), Series 2014-3A, Class A1B, 144A	3.320%		01/25/27		3,750	3,754,714
KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	1.864%	(c)	05/15/26		5,450	5,453,963
KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class A2, 144A	3.670%		05/15/26		1,500	1,503,362
KVK CLO Ltd. (Cayman Islands), Series 2014-2A, Class A, 144A	1.825%	(c)	07/15/26		5,750	5,747,056
LightPoint Pan-European CLO PLC (Ireland), Series 2006-1A, Class A, 144A	0.245%	(c)	01/31/22	EUR	524	582,336
Magnetite IX CLO Ltd. (Cayman Islands), Series 2014-9A, Class A1, 144A	1.697%	(c)	07/25/26		7,500	7,458,406
Magnetite VIII CLO Ltd. (Cayman Islands), Series 2014-8A, Class A, 144A	1.755%	(c)	04/15/26		20,050	19,994,307
Magnetite XI CLO Ltd. (Cayman Islands), Series 2014-11A, Class A1, 144A	1.725%	(c)	01/18/27		2,000	1,990,702
Mountain View CLO Ltd. (Cayman Islands), Series 2014-1A, Class B, 144A	2.685%	(c)	10/15/26		750	737,440
OZLM Funding Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	1.426%	(c)	07/22/25		3,500	3,462,018
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-2A, Class A1A, 144A	1.786%	(c)	07/20/27		14,500	14,472,450
Regatta III Funding CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1A, 144A	1.795%	(c)	04/15/26		13,050	13,055,187
Regatta V Funding Ltd. (Cayman Islands), Series 2014-1A, Class A1A, 144A	1.837%	(c)	10/25/26		9,000	8,998,122
Shackleton III CLO Ltd. (Cayman Islands), Series 2013-3A, Class B2, 144A	3.440%		04/15/25		4,800	4,668,913
Shackleton VI CLO Ltd. (Cayman Islands), Series 2014-6A, Class A1, 144A	1.754%	(c)	07/17/26		1,250	1,249,948
Shackleton VI CLO Ltd. (Cayman Islands), Series 2014-6A, Class B1, 144A	2.424%	(c)	07/17/26		1,000	986,465
Sheridan Square CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.325%	(c)	04/15/25		18,150	17,859,542
Silver Spring CLO Ltd. (Cayman Islands), Series 2014-1A, Class A, 144A	1.725%	(c)	10/15/26		6,750	6,719,763
Slater Mill Loan Fund CLO LP (Cayman Islands), Series 2012-1A, Class B, 144A	2.926%	(c)	08/17/22		2,000	1,994,728
Sound Point CLO I Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	2.975%	(c)	10/20/23		2,150	2,144,805
Sound Point CLO IX Ltd (Cayman Islands), Series 2015-2A, Class A, 144A	1.786%	(c)	07/20/27		10,750	10,739,250

SEE NOTES TO FINANCIAL STATEMENTS.

A223

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
Collateralized Loan Obligations (continued)
Sound Point CLO VI Ltd. (Cayman Islands), Series 2014-2A, Class A1, 144A	1.635%	(c)	10/20/26		5,250	$5,204,886
THL Credit Wind River CLO Ltd (Cayman Islands), Series 2014-3A, Class A, 144A	1.896%	(c)	01/22/27		8,750	8,759,165
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2014-1A, Class B2, 144A	4.730%		04/18/26		4,850	4,879,309
Treman Park CLO LLC (Cayman Islands), Series 2015-1A, Class A, 144A	1.761%	(c)	04/20/27		1,000	998,313
Tyron Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.395%	(c)	07/15/25		12,100	11,956,907
Voya CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.415%	(c)	04/15/24		7,650	7,546,918
Washington Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	1.775%	(c)	04/20/26		6,450	6,436,985
Washington Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class B2, 144A	4.250%		04/20/26		2,000	1,978,699

						390,361,296

Non-Residential Mortgage-Backed Securities — 3.0%
American Express Credit Account Secured Note Trust, Series 2012-4, Class C, 144A	0.986%	(c)	05/15/20		8,400	8,438,783
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 144A	2.500%		07/20/21		26,200	26,040,337
Banc of America Funding Trust, Series 2014-R5, Class 1A1, 144A	1.829%	(c)	09/26/45		4,515	4,468,473
Fannie Mae Connecticut Avenue Securities, Series 2015-C01, Class 1M1	1.687%	(c)	02/25/25		5,432	5,438,538
Ford Credit Auto Owner Trust, Series 2014-2, Class A, 144A	2.310%		04/15/26		10,900	11,020,608
Granite Master Issuer PLC (United Kingdom), Series 2005-1, Class A5, RegS	0.117%	(c)	12/20/54	EUR	1,828	2,031,385
Granite Master Issuer PLC (United Kingdom), Series 2005-4, Class A5, RegS	0.137%	(c)	12/20/54	EUR	2,421	2,691,743
Granite Master Issuer PLC (United Kingdom), Series 2006-1X, Class A6, RegS	0.137%	(c)	12/20/54	EUR	859	955,136
Granite Master Issuer PLC (United Kingdom), Series 2006-3, Class A3	0.267%	(c)	12/20/54		711	704,720
Granite Master Issuer PLC (United Kingdom), Series 2006-3, Class A5, RegS	0.157%	(c)	12/20/54	EUR	716	796,025
Granite Master Issuer PLC (United Kingdom), Series 2007-1, Class 3B1, RegS	0.277%	(c)	12/20/54	EUR	11,200	12,353,988
Granite Master Issuer PLC (United Kingdom), Series 2007-2, Class 3A2, RegS	0.136%	(c)	12/17/54	EUR	1,432	1,591,732
Granite Master Issuer PLC (United Kingdom), Series 2007-2, Class 4A1	0.275%	(c)	12/17/54		3,645	3,614,020
Hertz, Series 2015-1A, Class A	2.730%		03/25/21		21,000	20,895,000
OneMain Financial Issuance Trust, Series 2015-2A, Class A, 144A	2.570%		07/18/25		5,400	5,404,104
Sierra Timeshare Receivables Funding LLC, Series 2012-3A, Class A, 144A	1.870%		08/20/29		1,320	1,323,657
Springleaf Funding Trust, Series 2015-AA, Class A, 144A	3.160%		11/15/24		11,440	11,575,713
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-7, Class 3A1	5.500%		05/25/19		654	671,969

SEE NOTES TO FINANCIAL STATEMENTS.

A224

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Non-Residential Mortgage-Backed Securities (continued)
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-5, Class 1A1	5.500%		05/25/37	508	$522,687

					120,538,618

Residential Mortgage-Backed Securities — 9.4%
ACE Securities Corp. Home Equity Loan Trust, Series 2003-OP1, Class M1	1.237%	(c)	12/25/33	495	467,135
ACE Securities Corp. Home Equity Loan Trust, Series 2004-IN1, Class A1	0.827%	(c)	05/25/34	1,261	1,181,926
ACE Securities Corp. Home Equity Loan Trust, Series 2004-OP1, Class M1	0.967%	(c)	04/25/34	2,071	1,962,356
Ameriquest Mortgage Securities, Inc., Series 2004-R1, Class A2	0.787%	(c)	02/25/34	278	264,781
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates, Series 2003-1, Class M1	1.535%	(c)	02/25/33	1,651	1,560,350
Argent Securities, Inc., Series 2003-W10, Class M1	1.265%	(c)	01/25/34	2,275	2,100,842
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W10, Class A2	0.965%	(c)	10/25/34	1,493	1,449,538
Asset-Backed Funding Certificates Trust, Series 2004-OPT2, Class M1	1.012%	(c)	08/25/33	903	870,712
Asset-Backed Funding Certificates Trust, Series 2004-OPT5, Class A1	0.887%	(c)	06/25/34	832	776,941
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE1, Class M2	3.711%	(c)	01/15/33	797	810,825
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE7, Class M1	1.161%	(c)	12/15/33	1,254	1,201,837
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE2, Class M1	1.012%	(c)	04/25/34	5,368	5,034,724
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE3, Class M1	0.997%	(c)	06/25/34	3,286	3,073,539
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE5, Class M1	1.085%	(c)	08/25/34	3,323	3,210,748
Banc of America Funding Corp., Series 2015-R3, Class 1A1, 144A	0.375%	(c)	03/27/36	9,562	9,063,880
Banc of America Funding Corp., Series 2015-R3, Class 2A1, 144A	0.315%	(c)	02/27/37	4,820	4,530,137
Banc of America Funding Corp., Series 2015-R3, Class 6A1, 144A	0.357%	(c)	05/28/36	5,269	4,984,213
Bayview Opportunity Master Fund IIIb NPL Trust, Series 2015-NPLA, Class A, 144A	3.721%	(c)	07/28/35	15,000	15,000,000
Bear Stearns Asset-Backed Securities I Trust, Series 2004-FR2, Class M2	1.207%	(c)	06/25/34	3,014	2,724,026
Bear Stearns Asset-Backed Securities Trust, Series 2003-2, Class A3	1.687%	(c)	03/25/43	1,207	1,179,707
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE5, Class M1	1.040%	(c)	07/25/34	3,024	2,884,818
Bear Stearns Asset-Backed Securities Trust, Series 2005-SD3, Class 1A	0.677%	(c)	07/25/35	2,560	2,507,651
Bear Stearns Asset-Backed Securities Trust, Series 2006-SD2, Class A1	0.567%	(c)	06/25/36	2,354	2,299,639
Citigroup Mortgage Loan Trust, Inc., Series 2004-OPT1, Class M1	1.012%	(c)	10/25/34	3,946	3,943,929
Countrywide Asset-Backed Certificates, Series 2004-12, Class AF6	4.634%		03/25/35	1,648	1,694,030

SEE NOTES TO FINANCIAL STATEMENTS.

A225

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Residential Mortgage-Backed Securities (continued)
Countrywide Asset-Backed Certificates, Series 2004-BC1, Class M1	0.937%	(c)	02/25/34	4,355	$4,155,039
Countrywide Asset-Backed Certificates, Series 2004-BC4, Class M1	1.237%	(c)	11/25/34	2,193	2,077,218
Countrywide Asset-Backed Certificates, Series 2004-SD1, Class A1, 144A	0.867%	(c)	06/25/33	1,443	1,397,976
Credit-Based Asset Servicing and Securitization LLC, Series 2004-CB4, Class A6	5.372%		05/25/35	422	423,366
CSMC, Series 2015-3R, Class 10A1, 144A	2.185%	(c)	10/29/47	19,061	19,042,596
EquiFirst Mortgage Loan Trust, Series 2004-1, Class 1A1	0.667%	(c)	01/25/34	4,012	3,670,639
EquiFirst Mortgage Loan Trust, Series 2004-3, Class M2	1.087%	(c)	12/25/34	3,000	2,908,716
GSMSC Resecuritization Trust, Series 2015-3R, Class 1A1, 144A	0.327%	(c)	01/26/37	8,980	8,623,242
GSMSC Resecuritization Trust, Series 2015-3R, Class 1A2, 144A	0.327%	(c)	01/26/37	2,500	1,981,000
GSMSC Resecuritization Trust, Series 2015-3R, Class 2A1, 144A	0.327%	(c)	10/26/36	9,638	9,095,490
GSMSC Resecuritization Trust, Series 2015-3R, Class 2A2, 144A	0.327%	(c)	10/26/36	2,025	1,448,482
GSMSC Resecuritization Trust, Series 2015-4R, Class A1, 144A	0.325%	(c)	03/26/37	11,000	10,463,200
GSMSC Resecuritization Trust, Series 2015-4R, Class A2, 144A	0.325%	(c)	03/26/37	2,100	1,599,990
Home Equity Asset Trust, Series 2003-4, Class M1	1.387%	(c)	10/25/33	1,153	1,102,408
Home Equity Asset Trust, Series 2003-6, Class M1	1.237%	(c)	02/25/34	3,258	3,077,599
Home Equity Asset Trust, Series 2005-9, Class 2A4	0.527%	(c)	04/25/36	3,434	3,374,086
HSBC Home Equity Loan Trust, Series 2007-2, Class M1	0.497%	(c)	07/20/36	3,560	3,364,001
LSTAR Securities Investment Trust, Series 2014-2, Class A, 144A	2.184%	(c)	12/01/21	5,900	5,857,161
LSTAR Securities Investment Trust, Series 2015-1, Class A, 144A	2.184%	(c)	01/01/20	16,487	16,423,510
LSTAR Securities Investment Trust, Series 2015-2, Class A, 144A	2.184%	(c)	01/01/20	16,896	16,737,428
LSTAR Securities Investment Trust, Series 2015-3, Class A, 144A	2.187%	(c)	03/01/20	13,323	13,260,864
LSTAR Securities Investment Trust, Series 2015-4, Class A1, 144A	2.184%	(c)	04/01/20	11,715	11,545,397
LSTAR Securities Investment Trust, Series 2015-5, Class A1, 144A	2.184%	(c)	04/01/20	8,666	8,632,540
LSTAR Securities Investment Trust, Series 2015-6, Class A, 144A	2.184%	(c)	05/01/20	26,083	25,891,581
MASTR Asset-Backed Securities Trust, Series 2004-HE1, Class M2	1.282%	(c)	09/25/34	3,012	2,989,102
MASTR Asset-Backed Securities Trust, Series 2004-OPT2, Class A2	0.887%	(c)	09/25/34	858	808,391
MASTR Asset-Backed Securities Trust, Series 2004-WMC2, Class M1	1.087%	(c)	04/25/34	2,938	2,796,339
MASTR Asset-Backed Securities Trust, Series 2005-NC1, Class M1	0.907%	(c)	12/25/34	4,531	4,131,543
Merrill Lynch Mortgage Investors Trust, Series 2003-WMC3, Class M3	2.662%	(c)	06/25/34	1,205	1,214,791

SEE NOTES TO FINANCIAL STATEMENTS.

A226

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Residential Mortgage-Backed Securities (continued)
Merrill Lynch Mortgage Investors Trust, Series 2004-WMC3, Class M2	2.032%	(c)	01/25/35	1,363	$1,336,383
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC6, Class M1	1.387%	(c)	06/25/33	536	521,878
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC10, Class M1	1.207%	(c)	10/25/33	279	263,285
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE1, Class A4	0.927%	(c)	01/25/34	1,566	1,509,957
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE3, Class M1	1.042%	(c)	03/25/34	5,984	5,663,502
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE4, Class M1	1.087%	(c)	05/25/34	3,335	3,165,529
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-WMC1, Class M1	1.117%	(c)	06/25/34	2,575	2,491,576
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2003-NC1, Class M1	1.762%	(c)	11/25/32	1,159	1,106,639
Morgan Stanley Home Equity Loan Trust, Series 2005-3, Class M2	0.657%	(c)	08/25/35	4,350	4,193,939
Option Mortgage Loan Trust, Series 2004-1, Class M1	1.087%	(c)	01/25/34	7,429	6,910,247
Option One Mortgage Loan Corp. Asset-Backed Certificates, Series 2003-3, Class A4	1.127%	(c)	06/25/33	621	592,741
Option One Mortgage Loan Corp. Asset-Backed Certificates, Series 2003-5, Class A2	0.827%	(c)	08/25/33	1,450	1,369,762
Option One Mortgage Loan Trust, Series 2003-1, Class A2	1.027%	(c)	02/25/33	1,525	1,418,404
Renaissance Home Equity Loan Trust, Series 2003-3, Class A	0.687%	(c)	12/25/33	669	634,939
Saxon Asset Securities Trust, Series 2004-1, Class A	0.725%	(c)	03/25/35	405	363,927
Securitized Asset-Backed Receivables LLC Trust, Series 2004-OP1, Class M1	0.952%	(c)	02/25/34	5,385	5,057,814
Structured Asset Investment Loan Trust, Series 2004-1, Class A3	0.987%	(c)	02/25/34	17,244	16,548,480
Structured Asset Investment Loan Trust, Series 2004-6, Class A3	0.987%	(c)	07/25/34	10,839	10,208,965
Structured Asset Investment Loan Trust, Series 2004-7, Class A7	1.027%	(c)	08/25/34	1,646	1,611,992
Structured Asset Investment Loan Trust, Series 2004-8, Class A9	1.187%	(c)	09/25/34	7,741	7,514,759
Structured Asset Investment Loan Trust, Series 2004-11, Class A4	1.087%	(c)	01/25/35	500	492,673
Structured Asset Investment Loan Trust, Series 2004-BNC1, Class A4	1.127%	(c)	09/25/34	4,577	4,420,184
VOLT XXX LLC, Series 2015-NPL1, Class A1, 144A	3.625%		10/25/57	15,375	15,363,257
VOLT XXXI LLC, Series 2015-NPL2, Class A1, 144A	3.375%		02/25/55	6,148	6,131,590
VOLT XXXIII LLC, Series 2015-NPL5, Class A1, 144A	3.500%	(c)	03/25/55	7,713	7,715,256
VOLT XXXIV LLC, Series 2015-NPL7, Class A1, 144A	3.250%		02/25/55	14,766	14,705,392

					384,185,049

TOTAL ASSET-BACKED SECURITIES (cost $885,633,318)					895,956,786

SEE NOTES TO FINANCIAL STATEMENTS.

A227

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

BANK LOANS(c) — 2.8%	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
Automotive — 0.2%
Chrysler Group LLC, Term Loan B	3.500%	05/24/17		5,457	$5,445,669
Schaffler AG (Germany), Term Loan B	4.250%	05/15/20		1,769	1,776,603

					7,222,272

Cable — 0.2%
Cequel Communications LLC, Term Loan B	3.500%	02/14/19		4,353	4,331,645
Charter Communications Operating LLC, Term Loan F	3.000%	01/03/21		1,455	1,435,592
Virgin Media Investments Holdings Ltd. (United Kingdom), Term Loan F	3.500%	06/30/23		2,020	1,998,186

					7,765,423

Capital Goods — 0.2%
AECOM Tech Corp., Term Loan B	3.750%	10/15/21		1,486	1,488,113
OGF SA (France), Term Loan B2, Private Placement	3.750%	10/30/20	EUR	2,318	2,585,212
RAC Ltd. (United Kingdom), Term Loan B	5.323%	12/10/21	GBP	1,716	2,700,584

					6,773,909

Capital Markets — 0.1%
Scandlines GmbH (Denmark), Facility B	4.500%	11/04/20	EUR	2,931	3,283,496

Chemicals
CeramTec GmbH (Germany), Initial Euro Term Loan B-1	4.250%	08/30/20	EUR	1,534	1,708,611
CeramTec GmbH (Germany), Term Loan B2	4.250%	08/30/20	EUR	466	519,700

					2,228,311

Electric — 0.1%
Calpine Corp., Term Loan B3	4.000%	10/09/19		5,671	5,663,289

Energy – Other — 0.1%
Western Refining, Inc., Term Loan B	4.250%	11/12/20		4,962	4,938,959

Foods — 0.4%
ARAMARK Corp., US Term Loan E	3.250%	09/09/19		1,940	1,936,190
BC Unlimited Liability Co. (Canada), Term Loan B2	3.750%	12/10/21		5,313	5,306,205
H.J. Heinz Co., Term Loan B2	3.250%	06/07/20		5,637	5,635,137
US Foods, Inc., Term Loan B	4.500%	03/29/19		1,980	1,981,861

					14,859,393

Gaming — 0.1%
MGM Resorts International, Term Loan A	3.031%	12/20/17		2,511	2,499,641

Healthcare & Pharmaceutical — 0.6%
Capsugel Holdings U.S., Inc., Term Loan	3.500%	08/01/18		3,777	3,773,831
CHS/Community Health Systems, Inc., Term Loan F	3.534%	12/31/18		1,522	1,520,242
CHS/Community Health Systems, Inc., Term Loan G	3.750%	12/31/19		544	543,676
CHS/Community Health Systems, Inc., Term Loan H	4.000%	01/27/21		1,001	1,000,347
Grifols SA, Term Loan B	3.281%	02/26/21		4,596	4,592,715
Lifepoint Hospitals, Inc., Incremental Term Loan A	1.940%	07/24/17		1,295	1,294,992

SEE NOTES TO FINANCIAL STATEMENTS.

A228

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

BANK LOANS(c) (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
Healthcare & Pharmaceutical (continued)
Mallinckrodt International Finance SA (Luxembourg), Term Loan B1	3.500%		03/19/21		3,017	$3,006,305
RPI Finance Trust, Term Loan B3	3.250%		11/09/18		1,742	1,743,969
RPI Finance Trust, Term Loan B4	3.500%		11/09/20		1,646	1,645,865
Valeant Pharmaceuticals International, Inc. (Canada), Term Loan BE1	3.500%		08/05/20		3,000	2,988,750
Valeant Pharmaceuticals International, Inc. (Canada), Term Loan BE1	4.000%		04/01/22		1,995	1,993,187

						24,103,879

Lodging — 0.2%
Hilton Worldwide Finance LLC, Term Loan B	3.500%		10/26/20		7,057	7,049,745

Non-Captive Finance — 0.1%
Delos Finance SARL (Luxembourg), Term Loan B	3.500%		03/05/21		500	499,018
RBS Worldpay, Inc. (United Kingdom), Term Loan B	5.750%		11/29/19	GBP	2,300	3,616,862

						4,115,880

Packaging
Berry Plastics Group, Inc., Term Loan E	3.750%		01/06/21		2,271	2,263,702

Restaurants — 0.1%
Albertsons Holdings LLC, Term Loan B3	5.000%		08/23/19		3,621	3,630,719

Retailers — 0.1%
Douglas Holding AG (Germany), Term Loan B	—%	(p)	06/30/22		1,000	1,110,324
Staples, Inc., Term Loan B	3.500%		02/28/22		3,205	3,198,769

						4,309,093

Technology — 0.3%
Avago Technologies Finance Pte Ltd. (Luxembourg), Term Loan B	3.750%		05/06/21		2,828	2,831,097
First Data Corp., Term Loan B1	3.782%		09/24/18		2,800	2,790,082
Freescale Semiconductor, Inc., Tranche Term Loan B-4	4.250%		02/28/20		1,711	1,711,891
Interactive Data Corp., Term Loan B	4.750%		05/03/21		3,719	3,726,933
Transunion LLC, Term Loan B2	3.750%		04/09/21		2,222	2,199,656

						13,259,659

TOTAL BANK LOANS (cost $114,981,312)						113,967,370

COMMERCIAL MORTGAGE-BACKED SECURITIES — 14.2%
Banc of America Commercial Mortgage Trust, Series 2006-1, Class A1A	5.378%	(c)	09/10/45		4,548	4,596,399
Banc of America Commercial Mortgage Trust, Series 2006-2, Class A4	5.916%	(c)	05/10/45		10,210	10,379,731
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A4	5.356%		10/10/45		2,600	2,662,140
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A	5.732%	(c)	04/10/49		4,795	5,065,790
Banc of America Commercial Mortgage Trust, Series 2007-5, Class A1A	5.361%		02/10/51		3,453	3,687,649
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class AAB	5.926%		06/11/50		2,393	2,394,635

SEE NOTES TO FINANCIAL STATEMENTS.

A229

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4	5.899%	(c)	12/10/49	8,775	$9,386,223
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4	6.349%	(c)	12/10/49	2,752	2,967,509
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A3	2.815%		04/10/46	9,000	8,917,443
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A4	3.575%		05/10/47	9,770	10,070,320
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A2	2.687%		02/10/48	23,112	23,524,387
Citigroup Commercial Mortgage Trust, Series 2015-GC31, Class A3	3.497%		06/10/45	22,600	22,810,180
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A3	5.293%		12/11/49	186	187,190
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4	5.322%		12/11/49	1,255	1,307,637
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4	5.223%		08/15/48	4,096	4,259,638
Commercial Mortgage Trust, Series 2005-GG5, Class A5	5.224%	(c)	04/10/37	3,931	3,936,219
Commercial Mortgage Trust, Series 2006-C7, Class A1A	5.932%	(c)	06/10/46	255	262,603
Commercial Mortgage Trust, Series 2012-CR5, Class A3	2.540%		12/10/45	2,000	1,957,690
Commercial Mortgage Trust, Series 2013-CR7, Class A3	2.929%		03/10/46	12,600	12,593,876
Commercial Mortgage Trust, Series 2013-CR12, Class A2	2.904%		10/10/46	6,972	7,200,793
Commercial Mortgage Trust, Series 2014-CR20, Class A3	3.326%		11/10/47	17,000	17,108,409
Commercial Mortgage Trust, Series 2014-UBS4, Class A3	3.430%		08/10/47	15,300	15,792,216
Commercial Mortgage Trust, Series 2014-UBS6, Class A4	3.378%		12/10/47	8,000	8,078,776
Commercial Mortgage Trust, Series 2015-DC1, Class A4	3.078%		02/10/48	15,000	14,754,180
Commercial Mortgage Trust, Series 2015-LC21, Class A3	3.445%		07/10/48	19,100	19,269,169
Credit Suisse Commercial Mortgage Trust, Series 2006-C3, Class A1A	6.000%	(c)	06/15/38	4,614	4,764,927
Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class AM	5.639%	(c)	02/15/39	2,840	2,883,608
Csail Commercial Mortgage Trust, Series 2015-C2, Class A3	3.231%		06/15/57	22,000	21,890,748
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class X1, IO	1.798%	(c)	06/25/20	35,171	2,204,665
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, IO	1.596%	(c)	05/25/22	47,945	3,867,930
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, IO	1.632%	(c)	06/25/22	26,052	2,171,421
FHLMC Multifamily Structured Pass-Through Certificates, Series K025, Class X1, IO	1.022%	(c)	10/25/22	33,946	1,784,713
FHLMC Multifamily Structured Pass-Through Certificates, Series K029, Class A2	3.320%		02/25/23	12,560	13,158,773
FHLMC Multifamily Structured Pass-Through Certificates, Series K033, Class A2	3.060%	(c)	07/25/23	10,000	10,250,850
FHLMC Multifamily Structured Pass-Through Certificates, Series K034, Class A2	3.531%		07/25/23	6,000	6,345,582

SEE NOTES TO FINANCIAL STATEMENTS.

A230

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
FHLMC Multifamily Structured Pass-Through Certificates, Series K501, Class X1A, IO	1.734%	(c)	08/25/16	14,947	$182,657
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, IO	1.906%	(c)	05/25/19	37,006	2,160,610
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, IO	1.826%	(c)	07/25/19	36,737	2,090,068
FHLMC Multifamily Structured Pass-Through Certificates, Series Q001, Class XA, IO	2.377%	(c)	02/25/32	31,072	6,003,473
FHLMC Multifamily Structured Pass-Through Certificates, Series K024, Class X1, IO	1.014%	(c)	09/25/22	41,628	2,125,837
GMAC Commercial Mortgage Securities, Inc. Trust, Series 2006-C1, Class A4	5.238%	(c)	11/10/45	4,679	4,703,154
GS Mortgage Securities Trust, Series 2012-GC6, Class A2	2.539%		01/10/45	764	776,167
GS Mortgage Securities Trust, Series 2014-GC26, Class A4	3.364%		11/10/47	8,000	8,070,256
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class A2	3.003%		01/15/47	7,000	7,247,289
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class A4	3.493%		08/15/47	10,400	10,642,289
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A2	2.773%		10/15/48	4,500	4,596,084
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class A4	5.882%	(c)	02/15/51	9,687	10,300,691
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A3	3.139%		06/15/45	5,090	5,241,749
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A4	2.611%		12/15/47	5,000	4,912,405
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A4	2.875%		12/15/47	14,500	14,450,802
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM	5.263%	(c)	11/15/40	3,509	3,516,713
Merrill Lynch Mortgage Trust, Series 2006-C1, Class AM	5.865%	(c)	05/12/39	2,025	2,080,898
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class AM	5.700%	(c)	02/12/39	930	947,594
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3	5.172%		12/12/49	14,961	15,548,196
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A3	2.655%		02/15/46	10,000	9,870,860
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A3	2.863%		12/15/48	5,000	4,974,835
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A3	2.834%		05/15/46	13,600	13,465,768
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3	3.451%		07/15/50	17,800	17,960,716
Morgan Stanley Capital I Trust, Series 2006-IQ11, Class A4	5.845%	(c)	10/15/42	1,871	1,884,426
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class A4	5.447%		02/12/44	880	923,772
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A4	2.792%		12/10/45	3,000	2,968,977
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A3	2.920%		03/10/46	13,600	13,504,963
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A3	2.971%		04/10/46	12,200	12,137,536
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX	5.179%	(c)	07/15/42	121	120,561

SEE NOTES TO FINANCIAL STATEMENTS.

A231

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4	5.448%	(c)	12/15/44	2,875	$2,878,455
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A5	5.416%	(c)	01/15/45	1,085	1,099,238
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A3	5.765%	(c)	07/15/45	10,171	10,450,375
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A1A	5.559%		10/15/48	6,972	7,272,905
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4	5.572%		10/15/48	10,171	10,555,508
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	5.308%		11/15/48	3,471	3,608,147
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4(a)	5.509%		04/15/47	8,500	8,893,091
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A1A	5.903%	(c)	06/15/49	4,577	4,836,685
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4	6.150%	(c)	02/15/51	7,061	7,421,100
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A1A	5.608%	(c)	05/15/46	19,308	20,371,453
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A4	3.548%		08/15/50	3,610	3,711,557
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A4	2.925%		04/15/50	15,000	14,548,800
WF-RBS Commercial Mortgage Trust, Series 2014-LC14, Class A2	2.862%		03/15/47	15,000	15,486,420

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $590,112,339)					577,037,099

CORPORATE BONDS — 31.4%
Airlines — 0.2%
Continental Airlines 2012-1 Class A Pass-Through Trust, Pass-Through Certificates	4.150%		04/11/24	4,643	4,793,946
Continental Airlines 2012-2 Class A Pass-Through Trust, Pass-Through Certificates(a)	4.000%		10/29/24	1,152	1,173,757
Delta Air Lines 2011-1 Class A Pass-Through Trust, Pass-Through Certificates	5.300%		04/15/19	2,278	2,448,496

					8,416,199

Automotive — 1.3%
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.375%		08/01/18	4,800	4,866,787
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.950%		01/11/17	3,400	3,483,470
Dana Holding Corp., Sr. Unsec’d. Notes	5.500%		12/15/24	1,000	982,500
Ford Motor Co., Sr. Unsec’d. Notes(a)	4.750%		01/15/43	4,250	4,120,808
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375%		01/16/18	9,135	9,219,919
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.597%		11/04/19	10,200	10,125,560
General Motors Co., Sr. Unsec’d. Notes(a)	4.000%		04/01/25	4,620	4,535,149
General Motors Co., Sr. Unsec’d. Notes	4.875%		10/02/23	3,640	3,837,554
General Motors Co., Sr. Unsec’d. Notes	6.250%		10/02/43	5,215	5,817,619
Harley-Davidson Financial Services, Inc., Gtd. Notes, MTN, 144A	2.700%		03/15/17	670	685,017
Lear Corp., Gtd. Notes	5.250%		01/15/25	6,325	6,214,312

					53,888,695

SEE NOTES TO FINANCIAL STATEMENTS.

A232

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Banking — 10.0%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes	4.625%		07/01/22	1,845	$1,849,612
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes, 144A	4.500%		05/15/21	650	653,250
American Express Co., Jr. Sub. Notes	5.200%	(c)	12/31/49	2,290	2,273,054
American Express Co., Sr. Unsec’d. Notes	2.650%		12/02/22	8,660	8,330,565
American Express Co., Sr. Unsec’d. Notes	7.000%		03/19/18	610	691,803
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes	5.593%		07/16/18	5,000	5,593,745
Bank of America Corp., Jr. Sub. Notes(a)	5.125%	(c)	12/31/49	4,145	4,061,064
Bank of America Corp., Sr. Unsec’d. Notes	2.600%		01/15/19	8,970	9,067,683
Bank of America Corp., Sr. Unsec’d. Notes	4.100%		07/24/23	1,245	1,280,997
Bank of America Corp., Sr. Unsec’d. Notes	5.700%		01/24/22	15,660	17,776,621
Bank of America Corp., Sr. Unsec’d. Notes	5.875%		01/05/21	8,000	9,153,056
Bank of America Corp., Sr. Unsec’d. Notes	7.625%		06/01/19	1,795	2,130,085
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.000%		05/13/21	2,335	2,563,286
Bank of America Corp., Sub. Notes	3.950%		04/21/25	12,280	11,827,973
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes(a)	3.750%		05/15/24	1,370	1,375,965
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	2.750%		11/08/19	5,795	5,753,253
Capital One Bank USA NA, Sub. Notes	3.375%		02/15/23	6,600	6,411,115
Capital One Financial Corp., Sr. Unsec’d. Notes	3.750%		04/24/24	3,995	3,976,619
Capital One Financial Corp., Sr. Unsec’d. Notes	4.750%		07/15/21	2,000	2,184,556
Citigroup, Inc., Sr. Unsec’d. Notes(a)	3.875%		10/25/23	4,480	4,571,930
Citigroup, Inc., Sr. Unsec’d. Notes	6.125%		05/15/18	5,655	6,310,471
Citigroup, Inc., Sr. Unsec’d. Notes	8.125%		07/15/39	2,250	3,229,564
Citigroup, Inc., Sr. Unsec’d. Notes	8.500%		05/22/19	10,500	12,806,818
Citigroup, Inc., Sub. Notes(a)	4.300%		11/20/26	4,950	4,840,219
Citigroup, Inc., Sub. Notes(a)	5.300%		05/06/44	4,775	4,861,088
Citigroup, Inc., Sub. Notes	6.125%		08/25/36	1,724	1,969,453
Discover Bank, Sr. Unsec’d. Notes	2.000%		02/21/18	14,175	14,140,314
Discover Financial Services, Sr. Unsec’d. Notes	3.750%		03/04/25	4,895	4,673,888
Discover Financial Services, Sr. Unsec’d. Notes	3.850%		11/21/22	2,362	2,345,220
Fifth Third Bank, Sr. Unsec’d. Notes	1.450%		02/28/18	10,420	10,343,257
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.375%	(c)	12/31/49	7,490	7,399,371
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%		07/27/21	11,590	12,870,904
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%		01/24/22	8,130	9,247,623
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN(a)	4.800%		07/08/44	2,675	2,640,578
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN(a)	6.000%		06/15/20	9,350	10,684,488
Goldman Sachs Group, Inc. (The), Sub. Notes	6.750%		10/01/37	4,750	5,571,503
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.000%		03/30/22	2,300	2,408,040
HSBC Holdings PLC (United Kingdom), Sub. Notes	6.500%		05/02/36	8,100	9,632,779
Huntington Bancshares, Inc., Sr. Unsec’d. Notes	2.600%		08/02/18	4,625	4,683,122
ING Bank NV (Netherlands), Sr. Unsec’d. Notes, 144A	2.000%		09/25/15	3,465	3,474,165
International Bank for Reconstruction & Development (Supranational Bank), Sr. Unsec’d. Notes, EMTN	1.000%		04/07/16	1,000	1,003,481

SEE NOTES TO FINANCIAL STATEMENTS.

A233

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Banking (continued)
International Bank for Reconstruction & Development (Supranational Bank), Unsec’d. Notes, EMTN	1.000%		11/19/15	1,000	$1,001,720
Intesa Sanpaolo SpA (Italy), Gtd. Notes	3.125%		01/15/16	4,820	4,856,743
JPMorgan Chase & Co., Jr. Sub. Notes	5.300%	(c)	12/31/49	7,950	7,891,170
JPMorgan Chase & Co., Jr. Sub. Notes	7.900%	(c)	04/29/49	4,350	4,601,212
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.250%		09/23/22	9,245	9,185,028
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%		08/15/21	5,790	6,197,564
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.500%		01/24/22	8,500	9,109,220
JPMorgan Chase & Co., Sr. Unsec’d. Notes	6.300%		04/23/19	6,400	7,331,987
JPMorgan Chase & Co., Sub. Notes	5.625%		08/16/43	3,550	3,785,937
KeyBank NA, Sr. Unsec’d. Notes	2.500%		12/15/19	6,680	6,708,878
Lloyds Bank PLC (United Kingdom), Gtd. Notes	4.200%		03/28/17	2,850	2,990,975
Lloyds Bank PLC (United Kingdom), Gtd. Notes	6.375%		01/21/21	3,175	3,744,633
Lloyds Bank PLC (United Kingdom), Gtd. Notes, MTN, 144A	5.800%		01/13/20	6,010	6,866,383
Morgan Stanley, Sr. Unsec’d. Notes	3.750%		02/25/23	5,340	5,399,488
Morgan Stanley, Jr. Sub. Notes	5.450%	(c)	12/31/49	2,975	2,952,688
Morgan Stanley, Sr. Unsec’d. Notes(a)	6.375%		07/24/42	1,280	1,571,575
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.500%		07/28/21	7,000	7,896,623
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.625%		09/23/19	12,600	14,119,484
People’s United Bank, Sub. Notes	4.000%		07/15/24	1,900	1,881,323
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650%		12/06/22	3,475	3,453,386
PNC Bank NA, Sub. Notes	2.950%		01/30/23	6,825	6,603,119
PNC Bank NA, Sub. Notes	3.800%		07/25/23	765	783,709
PNC Bank NA, Sub. Notes	4.200%		11/01/25	2,545	2,671,049
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes	2.550%		09/18/15	1,165	1,168,257
Royal Bank of Scotland PLC (The) (United Kingdom), Gtd. Notes	6.125%		01/11/21	5,425	6,225,209
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	3.000%		09/24/15	1,845	1,850,092
State Street Corp., Jr. Sub. Notes	5.250%	(c)	12/31/49	5,265	5,271,581
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes	2.450%		01/10/19	1,280	1,293,930
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes	3.000%		01/18/23	6,720	6,563,189
US Bancorp, Sub. Notes, MTN	2.950%		07/15/22	2,090	2,057,160
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	2.100%		05/08/17	2,375	2,415,282
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN(a)	4.600%		04/01/21	6,465	7,082,265
Wells Fargo & Co., Sub. Notes	5.606%		01/15/44	2,700	2,965,383
Wells Fargo & Co., Sub. Notes, MTN	4.125%		08/15/23	5,085	5,279,669
Wells Fargo & Co., Sub. Notes, MTN(a)	4.650%		11/04/44	4,110	3,939,394
Westpac Banking Corp. (Australia), Covered Bonds, RegS	1.074%	(c)	07/17/15	3,500	3,501,078

					407,878,961

Brokerage — 0.1%
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500%		01/20/43	1,975	1,929,593
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, MTN	2.000%		09/13/16	3,050	3,072,222

					5,001,815

SEE NOTES TO FINANCIAL STATEMENTS.

A234

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
Building Materials & Construction — 0.5%
Building Materials Corp. of America, Sr. Unsec’d. Notes, 144A (original cost $5,080,875: purchased 10/27/14-02/11/15)(f)(g)	5.375%	11/15/24		5,015	$4,923,978
Building Materials Corp. of America, Sr. Unsec’d. Notes, 144A (original cost $1,599,786;purchased 11/21/14)(f)(g)	6.750%	05/01/21		1,483	1,546,028
Cemex Espana SA (Mexico), Sr. Sec’d. Notes, 144A	9.875%	04/30/19		3,000	3,282,600
Mohawk Industries, Inc., Sr. Unsec’d. Notes	3.850%	02/01/23		891	889,736
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A (original cost $1,765,000; purchased 06/19/14)(f)(g)	5.250%	06/27/29		1,765	1,324,103
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A (original cost $3,400,781; purchased 10/22/12)(a)(f)(g)	7.125%	06/26/42		2,925	2,237,625
Standard Pacific Corp., Gtd. Notes	8.375%	05/15/18		5,750	6,555,000

					20,759,070

Cable — 0.6%
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625%	09/15/17		4,000	4,360,000
CCO Holdings LLC / CCO Holdings Capital Corp., Gtd. Notes, 144A	5.125%	05/01/23		3,150	3,063,375
CCO Holdings LLC / CCO Holdings Capital Corp., Gtd. Notes, 144A	5.375%	05/01/25		1,910	1,859,862
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	7.000%	01/15/19		824	855,930
Comcast Corp., Gtd. Notes	6.450%	03/15/37		2,470	3,052,414
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes(a)	5.150%	03/15/42		3,375	3,175,207
Videotron Ltd. (Canada), Gtd. Notes	5.000%	07/15/22		3,500	3,491,250
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	6.000%	04/15/21	GBP	2,520	4,117,906

					23,975,944

Capital Goods — 0.8%
Actuant Corp., Gtd. Notes	5.625%	06/15/22		2,390	2,431,825
Amsted Industries, Inc., Gtd. Notes, 144A (originalcost $2,756,875; purchased 06/22/15)(f)(g)	5.000%	03/15/22		2,750	2,746,562
Case New Holland Industrial, Inc. (United Kingdom), Gtd. Notes	7.875%	12/01/17		4,000	4,380,000
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $1,223,994; purchased 05/30/13)(f)(g)	6.700%	06/01/34		1,025	1,247,313
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $2,387,082; purchased 10/26/11)(f)(g)	7.000%	10/15/37		2,050	2,505,818
General Electric Co., Sr. Unsec’d. Notes	4.125%	10/09/42		525	505,130
General Electric Co., Sr. Unsec’d. Notes	4.500%	03/11/44		770	782,004
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $5,102,437; purchased 09/24/12)(f)(g)	2.500%	03/15/16		5,110	5,145,724
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $2,095,443; purchased 01/14/13)(f)(g)	2.875%	07/17/18		2,100	2,139,104
SPX Corp., Gtd. Notes(a)	6.875%	09/01/17		2,000	2,155,000
United Rentals North America, Inc., Gtd. Notes(a)	5.500%	07/15/25		935	903,444
United Rentals North America, Inc., Gtd. Notes	7.375%	05/15/20		3,000	3,200,970

SEE NOTES TO FINANCIAL STATEMENTS.

A235

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Capital Goods (continued)
United Technologies Corp., Sr. Unsec’d. Notes	4.500%	06/01/42	3,390	$3,443,884
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	1,950	2,112,458

				33,699,236

Chemicals — 0.9%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	5.250%	01/15/45	7,350	7,422,853
Ashland, Inc., Sr. Unsec’d. Notes	3.875%	04/15/18	1,010	1,037,775
CF Industries, Inc., Gtd. Notes	5.375%	03/15/44	2,105	2,093,113
Dow Chemical Co. (The), Sr. Unsec’d. Notes	3.000%	11/15/22	4,675	4,497,462
Dow Chemical Co. (The), Sr. Unsec’d. Notes(a)	5.250%	11/15/41	3,800	3,876,494
Eastman Chemical Co., Sr. Unsec’d. Notes(a)	3.800%	03/15/25	12,300	12,278,266
LyondellBasell Industries NV, Sr. Unsec’d. Notes	6.000%	11/15/21	250	286,164
Monsanto Co., Sr. Unsec’d. Notes	4.400%	07/15/44	870	779,059
Mosaic Co. (The), Sr. Unsec’d. Notes	5.450%	11/15/33	1,305	1,389,140
Mosaic Co. (The), Sr. Unsec’d. Notes	5.625%	11/15/43	4,260	4,538,655

				38,198,981

Commercial Services & Supplies — 0.2%
President & Fellows of Harvard College, Sr. Unsec’d. Notes	4.875%	10/15/40	2,010	2,332,458
United Rentals North America, Inc., Gtd. Notes	7.625%	04/15/22	6,300	6,819,750

				9,152,208

Electric — 1.2%
Calpine Corp., Sr. Unsec’d. Notes(a)	5.375%	01/15/23	1,105	1,085,662
Calpine Corp., Sr. Unsec’d. Notes	5.750%	01/15/25	1,205	1,171,862
Commonwealth Edison Co., First Mortgage Bonds(h)	6.450%	01/15/38	2,110	2,684,030
Covanta Holding Corp., Sr. Unsec’d. Notes	7.250%	12/01/20	2,175	2,283,750
Duke Energy Carolinas LLC, First Mortgage Bonds	4.250%	12/15/41	1,350	1,328,170
Dynegy, Inc., Gtd. Notes, 144A	6.750%	11/01/19	6,780	7,054,590
Dynegy, Inc., Gtd. Notes, 144A	7.375%	11/01/22	2,320	2,430,200
Dynegy, Inc., Gtd. Notes, 144A(a)	7.625%	11/01/24	3,475	3,674,812
FirstEnergy Corp., Sr. Unsec’d. Notes	7.375%	11/15/31	2,360	2,875,431
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450%	07/15/44	855	890,050
Florida Power & Light Co., First Mortgage Bonds	4.125%	02/01/42	1,350	1,333,075
NRG Energy, Inc., Gtd. Notes	7.625%	01/15/18	3,975	4,357,594
NRG Energy, Inc., Gtd. Notes	8.250%	09/01/20	5,000	5,237,500
Pacific Gas & Electric Co., Sr. Unsec’d. Notes(a)	4.300%	03/15/45	1,735	1,666,438
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	4.500%	12/15/41	3,200	3,154,429
Public Service Electric & Gas Co., Sec’d. Notes, MTN	3.650%	09/01/42	3,015	2,692,274
Puget Sound Energy, Inc., Sr. Sec’d. Notes	4.434%	11/15/41	3,675	3,663,821
San Diego Gas & Electric Co., First Mortgage Bonds	3.950%	11/15/41	1,125	1,083,262
Southern Power Co., Sr. Unsec’d. Notes	5.150%	09/15/41	1,025	1,055,839

				49,722,789

Energy – Integrated — 0.8%
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes(a)	4.450%	09/15/42	2,350	2,050,586
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.750%	11/15/39	1,980	2,245,122

SEE NOTES TO FINANCIAL STATEMENTS.

A236

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Energy – Integrated (continued)
Lukoil International Finance BV (Russia), Gtd. Notes, 144A	7.250%		11/05/19	1,050	$1,106,700
Reliance Holdings USA, Inc. (India), Gtd. Notes, 144A	5.400%		02/14/22	2,175	2,345,363
Sasol Financing International PLC (South Africa), Gtd. Notes	4.500%		11/14/22	3,450	3,480,188
Shell International Finance BV (Netherlands), Gtd. Notes(a)	2.000%		11/15/18	17,500	17,684,310
Shell International Finance BV (Netherlands), Gtd. Notes	3.250%		05/11/25	4,985	4,936,541

					33,848,810

Energy – Other — 0.9%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	4.677%	(s)	10/10/36	7,000	2,800,000
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%		09/15/36	1,570	1,811,592
Cameron International Corp., Sr. Unsec’d. Notes	5.950%		06/01/41	3,935	4,108,947
ConocoPhillips Co., Gtd. Notes(a)	4.150%		11/15/34	2,295	2,219,660
Devon Energy Corp., Sr. Unsec’d. Notes	7.950%		04/15/32	2,045	2,657,324
Dominion Gas Holdings LLC, Sr. Unsec’d. Notes	4.800%		11/01/43	240	236,930
Halliburton Co., Sr. Unsec’d. Notes	4.500%		11/15/41	940	933,720
Kerr-McGee Corp., Gtd. Notes	6.950%		07/01/24	3,110	3,749,453
Nabors Industries, Inc., Gtd. Notes	4.625%		09/15/21	2,500	2,483,678
Noble Energy, Inc., Sr. Unsec’d. Notes	3.900%		11/15/24	4,000	3,943,848
Noble Energy, Inc., Sr. Unsec’d. Notes	4.150%		12/15/21	1,975	2,057,490
Noble Energy, Inc., Sr. Unsec’d. Notes	6.000%		03/01/41	4,140	4,382,815
Phillips 66, Gtd. Notes	4.650%		11/15/34	2,425	2,372,334
Phillips 66, Gtd. Notes	4.875%		11/15/44	2,310	2,206,357

					35,964,148

Entertainment — 0.2%
Cinemark USA, Inc., Gtd. Notes	5.125%		12/15/22	6,000	5,947,500

Exploration & Production — 0.1%
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, 144A(a)	5.375%		01/26/19	5,745	4,719,518

Foods — 0.6%
Aramark Services, Inc., Gtd. Notes	5.750%		03/15/20	2,400	2,505,600
BRF SA (Brazil), Sr. Unsec’d. Notes, 144A	3.950%		05/22/23	535	506,244
Ingles Markets, Inc., Sr. Unsec’d. Notes	5.750%		06/15/23	6,000	6,097,800
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A (original cost $2,763,900; purchased 12/07/11-12/08/11)(f)(g)	7.250%		06/01/21	2,990	3,150,712
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A (original cost $3,059,500; purchased 01/20/15)(a)(f)(g)	8.250%		02/01/20	2,900	3,074,000
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Sr. Unsec’d. Notes, 144A (original cost $2,755,000; purchased 05/20/15)(a)(f)(g)	5.750%		06/15/25	2,755	2,723,180
Kraft Foods Group, Inc., Gtd. Notes	6.125%		08/23/18	735	821,885
Kraft Heinz Foods Co, Gtd. Notes, 144A	5.000%		07/15/35	2,830	2,864,017
Minerva Luxembourg SA (Brazil), Gtd. Notes, 144A	12.250%		02/10/22	1,090	1,199,545

					22,942,983

SEE NOTES TO FINANCIAL STATEMENTS.

A237

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Gaming — 0.3%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	5.375%	06/01/24	700	$707,840
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes(a)	4.875%	11/01/20	3,000	3,052,500
MGM Resorts International, Gtd. Notes	8.625%	02/01/19	4,375	4,943,750
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Gtd. Notes, 144A(a)	5.500%	03/01/25	3,625	3,452,812

				12,156,902

Healthcare & Pharmaceutical — 2.5%
AbbVie, Inc., Sr. Unsec’d. Notes	3.600%	05/14/25	5,735	5,668,445
AbbVie, Inc., Sr. Unsec’d. Notes	4.500%	05/14/35	6,715	6,569,305
Actavis Funding SCS, Gtd. Notes	3.800%	03/15/25	3,295	3,236,752
Actavis Funding SCS, Gtd. Notes	4.550%	03/15/35	4,655	4,425,844
Actavis Funding SCS, Gtd. Notes	4.750%	03/15/45	1,960	1,866,026
Amgen, Inc., Sr. Unsec’d. Notes	4.400%	05/01/45	2,510	2,312,935
Amgen, Inc., Sr. Unsec’d. Notes	5.375%	05/15/43	4,105	4,356,119
AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes	6.450%	09/15/37	1,020	1,298,385
Boston Scientific Corp., Sr. Unsec’d. Notes	2.850%	05/15/20	2,940	2,919,258
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes(a)	5.125%	08/15/18	3,000	3,075,000
Endo Finance LLC/Endo Ltd./Endo Finco, Inc., Gtd. Notes, 144A	6.000%	07/15/23	1,900	1,942,750
Forest Laboratories LLC, Gtd. Notes, 144A	4.875%	02/15/21	4,400	4,770,550
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A(a)	4.125%	10/15/20	6,270	6,348,375
Gilead Sciences, Inc., Sr. Unsec’d. Notes(a)	4.500%	02/01/45	5,855	5,832,435
Gilead Sciences, Inc., Sr. Unsec’d. Notes	5.650%	12/01/41	695	796,307
HCA, Inc., Gtd. Notes	8.000%	10/01/18	3,750	4,350,000
HCA, Inc., Sr. Sec’d. Notes	4.250%	10/15/19	2,885	2,953,519
HCA, Inc., Sr. Sec’d. Notes	5.250%	04/15/25	3,400	3,536,000
HCA, Inc., Sr. Sec’d. Notes	5.875%	03/15/22	2,000	2,175,000
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.200%	02/01/22	365	359,851
Medtronic, Inc., Gtd. Notes, 144A	3.500%	03/15/25	12,765	12,721,433
Medtronic, Inc., Gtd. Notes, 144A	4.375%	03/15/35	5,395	5,353,593
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A(a)	1.350%	09/29/17	8,450	8,478,755
Tenet Healthcare Corp., Sr. Sec’d. Notes	6.250%	11/01/18	375	407,344
Teva Pharmaceutical Finance IV BV (Israel), Gtd. Notes	3.650%	11/10/21	1,882	1,918,119
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	6.125%	04/15/25	1,330	1,368,238
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	6.750%	08/15/18	1,000	1,048,750

				100,089,088

Healthcare Insurance — 0.5%
Aetna, Inc., Sr. Unsec’d. Notes	2.750%	11/15/22	5,000	4,717,515
Aetna, Inc., Sr. Unsec’d. Notes	6.750%	12/15/37	2,250	2,831,220
Anthem, Inc., Sr. Unsec’d. Notes	4.650%	01/15/43	2,030	1,861,029
Cigna Corp., Sr. Unsec’d. Notes	5.375%	02/15/42	4,740	5,088,821
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.950%	10/15/42	2,500	2,261,972
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.625%	11/15/41	3,360	3,355,548

SEE NOTES TO FINANCIAL STATEMENTS.

A238

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Healthcare Insurance (continued)
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	5.950%		02/15/41	363	$432,982

					20,549,087

Insurance — 1.6%
Allied World Assurance Co. Holdings Ltd., Gtd. Notes	5.500%		11/15/20	4,500	5,014,976
Allstate Corp. (The), Sr. Unsec’d. Notes	4.500%		06/15/43	460	464,131
American International Group, Inc., Sr. Unsec’d. Notes	4.500%		07/16/44	1,630	1,550,529
American International Group, Inc., Sr. Unsec’d. Notes	6.400%		12/15/20	7,835	9,314,601
Axis Specialty Finance LLC, Gtd. Notes	5.875%		06/01/20	1,700	1,924,002
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes	4.500%		02/11/43	4,160	4,170,708
Chubb Corp. (The), Sr. Unsec’d. Notes	6.000%		05/11/37	1,910	2,359,398
Dai-ichi Life Insurance Co. Ltd. (The) (Japan), Jr. Sub. Notes, 144A	5.100%	(c)	12/29/49	1,690	1,782,950
Endurance Specialty Holdings Ltd., Sr. Unsec’d. Notes	7.000%		07/15/34	1,500	1,760,220
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes(a)	5.125%		04/15/22	1,410	1,563,728
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.850%		08/01/44	3,890	3,758,487
Liberty Mutual Group, Inc., Gtd. Notes, 144A	6.500%		05/01/42	1,910	2,228,802
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	6.500%		03/15/35	950	1,110,899
Lincoln National Corp., Sr. Unsec’d. Notes	6.300%		10/09/37	4,200	4,949,263
Markel Corp., Sr. Unsec’d. Notes	5.000%		03/30/43	740	727,576
Massachusetts Mutual Life Insurance Co., Sub. Notes, 144A	5.375%		12/01/41	730	794,331
MetLife Capital Trust IV, Jr. Sub. Notes, 144A	7.875%		12/15/37	150	188,400
MetLife, Inc., Sr. Unsec’d. Notes	4.368%		09/15/23	1,040	1,106,222
MetLife, Inc., Sr. Unsec’d. Notes	5.700%		06/15/35	3,620	4,212,192
Nippon Life Insurance Co. (Japan), Sub. Notes, 144A	5.100%	(c)	10/16/44	6,810	7,124,962
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	6.063%		03/30/40	1,130	1,351,237
Pacific Life Insurance Co., Sub. Notes, 144A	9.250%		06/15/39	2,375	3,546,720
Principal Financial Group, Inc., Gtd. Notes	4.625%		09/15/42	235	226,241
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.900%		09/15/44	890	907,587
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	6.850%		12/16/39	2,916	3,651,278

					65,789,440

Leisure — 0.1%
Pinnacle Entertainment, Inc., Gtd. Notes	6.375%		08/01/21	4,120	4,372,350

Lodging — 0.1%
Choice Hotels International, Inc., Gtd. Notes	5.750%		07/01/22	3,300	3,576,375
Marriott International, Inc., Sr. Unsec’d. Notes(a)	3.250%		09/15/22	2,170	2,139,574

					5,715,949

Machinery – Construction & Mining
Terex Corp., Gtd. Notes	6.500%		04/01/20	1,750	1,833,125

Media & Entertainment — 0.8%
21st Century Fox America, Inc., Gtd. Notes	6.150%		03/01/37	1,230	1,422,242
AMC Networks, Inc., Gtd. Notes	7.750%		07/15/21	5,170	5,583,600

SEE NOTES TO FINANCIAL STATEMENTS.

A239

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Media & Entertainment (continued)
DISH DBS Corp., Gtd. Notes	7.125%		02/01/16	10,787	$11,070,159
Myriad International Holdings BV (South Africa), Gtd. Notes, 144A	6.000%		07/18/20	1,550	1,680,588
Starz LLC/Starz Finance Corp., Gtd. Notes	5.000%		09/15/19	2,525	2,556,562
Time Warner, Inc., Gtd. Notes	6.250%		03/29/41	4,945	5,658,509
Viacom, Inc., Sr. Unsec’d. Notes	4.500%		02/27/42	225	188,123
Viacom, Inc., Sr. Unsec’d. Notes	4.875%		06/15/43	1,055	944,370
Viacom, Inc., Sr. Unsec’d. Notes	5.850%		09/01/43	1,285	1,279,014

					30,383,167

Metals — 0.7%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	4.500%	(c)	08/05/15	4,500	4,501,395
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(a)	5.125%		06/01/20	955	968,131
Berau Capital Resources Pte Ltd. (Indonesia), Sr. Sec’d. Notes, RegS	12.500%		07/08/49	2,535	1,597,050
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	5.000%		09/30/43	3,420	3,550,076
CITIC Ltd. (China), Sr. Unsec’d. Notes, RegS	6.800%		01/17/23	2,600	3,005,860
Glencore Finance Canada Ltd. (Switzerland), Gtd. Notes, 144A	2.050%	(c)	10/23/15	4,690	4,702,011
Glencore Finance Canada Ltd. (Switzerland), Gtd. Notes, 144A	2.700%	(c)	10/25/17	4,985	5,036,689
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	5.875%		04/23/45	960	913,152
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	6.750%		04/16/40	1,500	1,549,110
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	7.500%		07/27/35	2,500	2,799,850

					28,623,324

Non-Captive Finance — 0.7%
CIT Group, Inc., Sr. Unsec’d. Notes	5.000%		05/15/17	4,000	4,124,800
General Electric Capital Corp., Gtd. Notes, GMTN	6.875%		01/10/39	6,880	9,237,597
General Electric Capital Corp., Gtd. Notes, MTN(h)	5.875%		01/14/38	4,540	5,429,976
International Lease Finance Corp., Sr. Unsec’d. Notes	8.750%	(c)	03/15/17	1,500	1,641,165
Navient Corp., Sr. Unsec’d. Notes	5.000%		10/26/20	1,140	1,117,200
Navient Corp., Sr. Unsec’d. Notes, MTN	3.875%		09/10/15	3,975	3,979,969
Onemain Financial Holdings, Inc., Gtd. Notes, 144A	6.750%		12/15/19	2,195	2,288,288
Onemain Financial Holdings, Inc., Gtd. Notes, 144A	7.250%		12/15/21	2,010	2,082,862

					29,901,857

Oil, Gas & Consumable Fuels — 0.1%
Sunoco Logistics Partners Operations LP, Gtd. Notes(a)	5.350%		05/15/45	2,010	1,834,953

Packaging — 0.1%
Ball Corp., Gtd. Notes(a)	4.000%		11/15/23	3,170	2,940,175
Ball Corp., Gtd. Notes(a)	5.250%		07/01/25	2,500	2,471,875

					5,412,050

SEE NOTES TO FINANCIAL STATEMENTS.

A240

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
Paper — 0.4%
Georgia-Pacific LLC, Sr. Unsec’d. Notes (original cost $4,931,417; purchased 12/20/12)(f)(g)	7.375%	12/01/25		3,620	$4,656,326
International Paper Co., Sr. Unsec’d. Notes	6.000%	11/15/41		5,100	5,498,448
International Paper Co., Sr. Unsec’d. Notes	7.950%	06/15/18		2,410	2,813,928
Rock Tenn Co., Gtd. Notes	4.450%	03/01/19		1,120	1,188,891
Rock-Tenn Co., Gtd. Notes	4.900%	03/01/22		1,250	1,345,975

					15,503,568

Pharmaceuticals
Mylan, Inc., Gtd. Notes	1.800%	06/24/16		1,260	1,260,631
Zoetis, Inc., Sr. Unsec’d. Notes	4.700%	02/01/43		420	400,434

					1,661,065

Pipelines & Other — 0.8%
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	5.850%	01/15/41		1,200	1,362,715
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	5.350%	03/15/20		9,053	9,306,348
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	6.450%	11/03/36		3,000	2,875,182
Energy Transfer Partners LP, Sr. Unsec’d. Notes	2.500%	06/15/18		5,485	5,493,359
EnLink Midstream Partners LP, Sr. Unsec’d. Notes(a)	4.150%	06/01/25		2,800	2,726,220
Enterprise Products Operating LLC, Gtd. Notes	5.950%	02/01/41		1,600	1,741,470
NiSource Finance Corp., Gtd. Notes	4.800%	02/15/44		2,460	2,508,334
ONEOK Partners LP, Gtd. Notes	6.125%	02/01/41		750	731,215
Western Gas Partners LP, Sr. Unsec’d. Notes	5.450%	04/01/44		1,925	1,918,336
Williams Partners LP, Sr. Unsec’d. Notes	4.000%	11/15/21		2,100	2,119,662

					30,782,841

Railroads — 0.2%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.375%	09/01/42		1,510	1,454,504
Canadian Pacific Railway Co. (Canada), Sr. Unsec’d. Notes	4.500%	01/15/22		4,400	4,731,329

					6,185,833

Real Estate Investment Trusts (REITs) — 0.1%
Realty Income Corp., Sr. Unsec’d. Notes	5.500%	11/15/15		1,520	1,543,730
Simon Property Group LP, Sr. Unsec’d. Notes	3.375%	03/15/22		405	411,076
Simon Property Group LP, Sr. Unsec’d. Notes	6.125%	05/30/18		510	573,030

					2,527,836

Retailers — 0.6%
CVS Health Corp., Sr. Unsec’d. Notes	5.300%	12/05/43		575	626,569
Home Depot, Inc. (The), Sr. Unsec’d. Notes(a)	4.400%	03/15/45		3,610	3,604,799
Kirk Beauty Zero GmbH (Germany), Sr. Sec’d. Notes, 144A	6.250%	07/15/22	EUR	1,550	1,728,021
L Brands, Inc., Gtd. Notes	5.625%	02/15/22		8,650	9,104,125
Macy’s Retail Holdings, Inc., Gtd. Notes	3.875%	01/15/22		610	632,501
Walgreens Boots Alliance, Inc., Gtd. Notes	2.700%	11/18/19		8,695	8,706,617

					24,402,632

Technology — 1.1%
Alcatel-Lucent USA, Inc. (France), Gtd. Notes, 144A	6.750%	11/15/20		6,000	6,345,000

SEE NOTES TO FINANCIAL STATEMENTS.

A241

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
Technology (continued)
Brightstar Corp., Gtd. Notes, 144A (original cost $2,674,331; purchased 08/06/14)(f)(g)	9.500%		12/01/16		2,515	$2,584,162
CDW LLC/CDW Finance Corp., Gtd. Notes	5.500%		12/01/24		6,200	6,138,000
CommScope Technologies Finance LLC, Sr. Sec’d. Notes, 144A	6.000%		06/15/25		2,970	2,958,862
CommScope, Inc., Gtd. Notes, 144A	5.000%		06/15/21		1,560	1,521,000
First Data Corp., Gtd. Notes	11.250%		01/15/21		4,000	4,440,000
First Data Corp., Gtd. Notes	12.625%		01/15/21		1,900	2,194,500
First Data Corp., Sr. Sec’d. Notes, 144A	8.875%		08/15/20		1,125	1,182,656
Freescale Semiconductor, Inc., Sr. Sec’d. Notes, 144A	6.000%		01/15/22		4,000	4,240,000
Jabil Circuit, Inc., Sr. Unsec’d. Notes(a)	4.700%		09/15/22		2,000	2,020,000
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	5.750%		02/15/21		4,000	4,160,000
Oracle Corp., Sr. Unsec’d. Notes(h)	4.300%		07/08/34		3,405	3,357,817
Sensata Technologies BV (Netherlands), Gtd. Notes, 144A	5.625%		11/01/24		2,750	2,846,250

						43,988,247

Telecommunications — 1.8%
America Movil SAB de CV (Mexico), Gtd. Notes	6.125%		03/30/40		1,690	1,956,902
AT&T, Inc., Sr. Unsec’d. Notes	3.400%		05/15/25		11,200	10,681,530
AT&T, Inc., Sr. Unsec’d. Notes	4.500%		05/15/35		1,450	1,332,966
AT&T, Inc., Sr. Unsec’d. Notes	4.750%		05/15/46		2,475	2,252,186
AT&T, Inc., Sr. Unsec’d. Notes(a)	4.800%		06/15/44		1,785	1,662,726
AT&T, Inc., Sr. Unsec’d. Notes(a)	5.350%		09/01/40		4,575	4,504,165
AT&T, Inc., Sr. Unsec’d. Notes	5.550%		08/15/41		850	870,884
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.625%	(c)	12/15/30		1,960	2,908,979
Eileme 2 AB (Poland), Sr. Sec’d. Notes, RegS	11.750%		01/31/20	EUR	1,800	2,219,789
Embarq Corp., Sr. Unsec’d. Notes (original cost $1,936,049; purchased 11/15/11)(f)(g)	7.995%		06/01/36		1,960	2,173,052
Grain Spectrum Funding II LLC, Sec’d. Notes, 144A	3.290%		10/10/19		989	978,818
SK Telecom Co. Ltd. (South Korea), Sr. Unsec’d. Notes, MTN, 144A(a)	2.125%		05/01/18		2,075	2,091,635
Sprint Capital Corp., Gtd. Notes	6.900%		05/01/19		3,900	3,978,000
Sprint Communications, Inc., Sr. Unsec’d. Notes	.6.000%		12/01/16		1,900	1,952,250
Sprint Communications, Inc., Sr. Unsec’d. Notes	.7.000%		08/15/20		2,960	2,937,800
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.750%		11/01/41		835	782,143
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.862%		08/21/46		8,930	8,357,730
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.012%		08/21/54		11,074	10,161,358
Verizon Communications, Inc., Sr. Unsec’d. Notes, 144A	4.522%		09/15/48		4,830	4,243,237
Verizon Communications, Inc., Sr. Unsec’d. Notes, 144A	4.672%		03/15/55		7,509	6,532,485

						72,578,635

Tobacco — 0.5%
Altria Group, Inc., Gtd. Notes	2.850%		08/09/22		1,075	1,033,302
Altria Group, Inc., Gtd. Notes(a)	4.000%		01/31/24		4,280	4,346,242
Altria Group, Inc., Gtd. Notes	9.950%		11/10/38		611	983,854
Altria Group, Inc., Gtd. Notes	10.200%		02/06/39		1,383	2,277,428

SEE NOTES TO FINANCIAL STATEMENTS.

A242

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Tobacco (continued)
Imperial Tobacco Finance PLC (United Kingdom), Gtd. Notes, 144A	2.050%	02/11/18	7,440	$7,405,828
Reynolds American, Inc., Gtd. Notes	6.750%	06/15/17	2,500	2,731,870
RJ Reynolds Tobacco Co., Gtd. Notes	7.000%	08/04/41	1,350	1,561,625

				20,340,149

TOTAL CORPORATE BONDS (cost $1,273,481,127)				1,278,748,955

MUNICIPAL BONDS — 1.4%
Arizona — 0.1%
Salt River Project Agricultural Improvement & Power District, Revenue Bonds, Series A, BABs	4.839%	01/01/41	2,500	2,762,900

California — 0.6%
Bay Area Toll Authority, California Toll Bridge, Revenue Bonds, BABs	6.263%	04/01/49	6,290	8,138,128
Los Angeles California Department, Water & Power Revenue, Series A, Revenue Bonds, BABs	5.716%	07/01/39	1,475	1,738,302
Los Angeles California Department, Water & Power Revenue, Series D, Revenue Bonds, BABs	6.008%	07/01/39	4,900	5,940,123
Los Angeles California Department, Water & Power Revenue, Series D, Revenue Bonds, BABs	6.574%	07/01/45	750	987,720
State of California, Taxable, Var. Purp. 3, GO	5.950%	04/01/16	2,745	2,854,882
State of California, Taxable, Var. Purp., GO, BABs	7.500%	04/01/34	3,170	4,390,545

				24,049,700

Colorado
Colorado Bridge Enterprise, Revenue Bonds, Senior Taxable, Series A, BABs	6.078%	12/01/40	1,000	1,229,020

Illinois — 0.1%
Chicago O’Hare International Airport, Revenue Bonds, BABs	6.395%	01/01/40	2,970	3,634,270

Maryland — 0.1%
Maryland State Transportation Authority, Facilities Project, Revenue Bonds, BABs	5.888%	07/01/43	2,200	2,688,224

Missouri
Curators University of Missouri, Taxable System Facilities Revenue Bonds, BABs	5.792%	11/01/41	400	500,872

New Jersey — 0.1%
New Jersey State Turnpike Authority, Revenue Bonds, BABs	7.102%	01/01/41	1,750	2,350,688
New Jersey State Turnpike Authority, Revenue Bonds, Series F, BABs	7.414%	01/01/40	1,075	1,492,863
Rutgers NJ State University, Revenue Bonds, BABs	5.665%	05/01/40	1,920	2,215,181

				6,058,732

SEE NOTES TO FINANCIAL STATEMENTS.

A243

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

MUNICIPAL BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
New York — 0.2%
New York City Municipal Water Finance Authority, Revenue Bonds, BABs	5.882%	06/15/44	4,375	$5,473,738
New York City Transitional Finance Authority, Revenue Bonds, Future Tax Secured Bonds, BABs	5.767%	08/01/36	1,320	1,583,802
Port Authority of New York & New Jersey, Revenue Bonds	4.458%	10/01/62	1,940	1,857,143

				8,914,683

Ohio — 0.1%
Ohio State University, General Receipts Bonds, Series A, Revenue Bonds	4.800%	06/01/11	4,165	3,999,691

Pennsylvania — 0.1%
Pennsylvania Turnpike Commission, Revenue Bonds, BABs	6.105%	12/01/39	500	598,395
Pennsylvania Turnpike Commission, Revenue Bonds, Series B, BABs	5.511%	12/01/45	1,280	1,447,270

				2,045,665

Texas
San Antonio Electric & Gas, Revenue Bonds	4.427%	02/01/42	1,270	1,310,627

TOTAL MUNICIPAL BONDS (cost $57,498,891)				57,194,384

NON-CORPORATE FOREIGN AGENCIES — 3.0%
CDP Financial, Inc. (Canada), Sr. Unsec’d. Notes, 144A	3.150%	07/24/24	6,985	7,033,483
CNOOC Finance 2013 Ltd. (China), Gtd. Notes	3.000%	05/09/23	1,965	1,861,574
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, 144A	4.875%	01/15/24	2,365	2,418,212
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes, 144A	2.750%	03/26/20	6,625	6,541,876
Ecopetrol SA (Colombia), Sr. Unsec’d. Notes(a)	5.875%	05/28/45	1,545	1,363,462
Export Credit Bank of Turkey (Turkey), Sr. Unsec’d. Notes, 144A	5.375%	11/04/16	3,820	3,969,629
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	5.125%	06/29/20	569	637,757
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	4.300%	11/12/15	2,500	2,514,360
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	9.250%	04/23/19	5,968	6,624,480
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, MTN, 144A	2.375%	02/13/25	10,000	9,720,563
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, MTN, 144A	9.125%	07/02/18	7,930	8,960,900
Kommunalbanken A/S (Norway), Sr. Unsec’d. Notes, 144A(a)	1.125%	05/23/18	9,504	9,475,146
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	3.500%	08/22/17	2,025	2,102,645
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	3.875%	05/04/17	595	619,145
Korea Gas Corp. (South Korea), Sr. Unsec’d. Notes, RegS(a)	4.250%	11/02/20	3,000	3,258,465
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	3.000%	09/19/22	4,830	4,802,865

SEE NOTES TO FINANCIAL STATEMENTS.

A244

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

NON-CORPORATE FOREIGN AGENCIES (continued)	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, RegS	4.750%	07/13/21		2,600	$2,879,817
Majapahit Holding BV (Indonesia), Gtd. Notes, 144A	7.750%	10/17/16		1,600	1,714,000
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	7.750%	10/17/16		6,970	7,466,612
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	8.000%	08/07/19		950	1,094,875
Petrobras Global Finance BV (Brazil), Gtd. Notes	5.375%	01/27/21		2,400	2,308,320
Petroleos Mexicanos (Mexico), Gtd. Notes(a)	3.500%	01/30/23		1,920	1,821,504
Petroleos Mexicanos (Mexico), Gtd. Notes(a)	4.875%	01/24/22		2,485	2,584,077
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%	01/21/21		8,000	8,676,000
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%	06/27/44		3,200	2,944,000
Power Sector Assets & Liabilities Management Corp. (Philippines), Gov’t. Gtd. Notes, RegS	7.390%	12/02/24		3,300	4,319,040
Scentre Group Trust 1/Scentre Group Trust 2 (Australia), Gtd. Notes, 144A	2.375%	11/05/19		3,000	2,989,320
State Bank of India (India), Sr. Unsec’d. Notes, 144A	4.125%	08/01/17		1,000	1,039,040
State Bank of India (India), Sr. Unsec’d. Notes, EMTN, RegS	4.500%	11/30/15	EUR	1,800	2,036,052
Statoil ASA (Norway), Gtd. Notes	4.250%	11/23/41		1,475	1,437,591
UBS AG (Switzerland), Sr. Unsec’d. Notes, MTN(a)	1.800%	03/26/18		6,455	6,445,395
VTB Bank OJSC Via VTB Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.875%	05/29/18		1,335	1,350,045

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $124,430,038)					123,010,250

SOVEREIGNS — 4.5%
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, EMTN, RegS	0.875%	09/14/15		3,750	3,754,200
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, EMTN, RegS	1.500%	06/22/18		2,000	2,014,460
Belgium Government International Bond (Belgium), Unsec’d. Notes, RegS	8.875%	12/01/24		2,000	2,933,177
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	2.875%	04/01/21	EUR	500	559,516
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes(a)	5.625%	01/07/41		2,500	2,387,500
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	7.125%	01/20/37		2,250	2,542,500
Brazilian Government International Bond (Brazil), Unsec’d. Notes(a)	11.000%	06/26/17	EUR	6,200	8,251,299
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	5.625%	02/26/44		2,000	2,025,000
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	7.375%	09/18/37		2,915	3,592,738
Finland Government International Bond (Finland), Sr. Unsec’d. Notes, 144A	1.750%	09/10/19		2,000	2,015,870
Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes, MTN	3.800%	08/08/17	JPY	1,150,000	5,168,165
Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes	5.800%	07/14/15	JPY	117,900	525,028
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	2.110%	10/26/17	JPY	700,000	5,718,168
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	4.125%	02/19/18		4,220	4,391,965

SEE NOTES TO FINANCIAL STATEMENTS.

A245

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

SOVEREIGNS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	6.375%		03/29/21		2,128	$2,414,216
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN, 144A	2.875%		07/08/21	EUR	2,645	2,970,900
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	3.750%		04/25/22		4,950	4,875,750
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	4.875%		05/05/21		2,400	2,547,120
Italy Buoni Poliennali Del Tesoro (Italy), Bonds	6.500%		11/01/27	EUR	7,450	11,563,721
Italy Government International Bond (Italy), Sr. Unsec’d. Notes, RegS	3.450%		03/24/17	JPY	300,000	2,551,906
Italy Government International Bond (Italy), Sr. Unsec’d. Notes, RegS	3.700%		11/14/16	JPY	300,000	2,550,803
Italy Government International Bond Coupon Strip (Italy), Debs., 144A	0.671%	(s)	09/27/15		2,000	1,997,210
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	2.750%		04/22/23	EUR	17,164	19,810,798
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, GMTN	4.250%		07/14/17	EUR	6,200	7,417,010
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.750%		03/08/44		2,200	2,090,000
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	6.750%		02/06/24	GBP	1,000	1,944,410
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, GMTN	11.000%		05/08/17	ITL	750,000	510,639
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	3.750%		03/16/25		2,330	2,295,050
Panama Government International Bond (Panama), Sr. Unsec’d. Notes(a)	5.200%		01/30/20		2,600	2,865,200
Peru Enhanced Pass-Through Finance Ltd. (Cayman Islands), Pass-Through Certificates, RegS	1.610%	(s)	05/31/18		1,968	1,879,817
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	8.375%		05/03/16		600	636,600
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	6.250%		03/15/16	EUR	1,900	2,203,244
Poland Government International Bond (Poland), Sr. Unsec’d. Notes	3.875%		07/16/15		11,500	11,508,498
Portugal Government International Bond (Portugal), Unsec’d. Notes, MTN, 144A	5.125%		10/15/24		2,500	2,550,200
Portugal Government International Bond (Portugal), Unsec’d. Notes, MTN, RegS	5.125%		10/15/24		2,800	2,856,224
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes, RegS	4.750%		06/14/19	EUR	7,835	9,880,741
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes, RegS	4.950%		10/25/23	EUR	900	1,175,043
Republic of Greece (Greece), Sr. Unsec’d. Notes	5.800%		07/14/15	JPY	195,600	871,038
Republic of Korea (South Korea), Sr. Unsec’d. Notes	7.125%		04/16/19		2,500	2,967,750
Republic of Latvia (Latvia), Sr. Unsec’d. Notes, RegS	5.250%		02/22/17		1,000	1,064,422
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, MTN, 144A	4.875%		01/22/24		3,340	3,532,050
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, 144A	4.125%		02/18/19		1,200	1,248,000
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, RegS	5.250%		02/18/24		2,700	2,943,000
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, RegS	5.500%		10/26/22		7,700	8,538,915

SEE NOTES TO FINANCIAL STATEMENTS.

A246

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

SOVEREIGNS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, RegS	5.850%		05/10/23		600	$678,870
South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes, EMTN	4.500%		04/05/16	EUR	2,200	2,522,330
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	5.750%		03/22/24		2,235	2,419,388
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	6.750%		04/03/18		2,000	2,205,468
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.000%		06/05/20		4,300	4,908,295
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	6.875%		01/19/16	EUR	300	344,473

TOTAL SOVEREIGNS (cost $195,606,589)						181,218,685

U.S. GOVERNMENT AGENCY OBLIGATIONS — 19.0%
Federal Home Loan Mortgage Corp.(h)	1.750%		05/30/19		20,550	20,773,625
Federal Home Loan Mortgage Corp.(a)(h)(k)	2.375%		01/13/22		15,400	15,592,038
Federal Home Loan Mortgage Corp.	2.500%		09/01/29-03/01/30		3,596	3,645,032
Federal Home Loan Mortgage Corp.	3.000%		05/01/29		5,636	5,850,489
Federal Home Loan Mortgage Corp.	3.500%		09/01/42		1,596	1,645,448
Federal Home Loan Mortgage Corp.(t)	3.500%		TBA		19,000	19,495,410
Federal Home Loan Mortgage Corp.	4.000%		11/01/40-01/01/44		16,791	17,803,576
Federal Home Loan Mortgage Corp.(h)	4.000%		09/01/40		12,437	13,193,103
Federal Home Loan Mortgage Corp.	4.500%		12/01/40-07/01/41		9,628	10,432,692
Federal National Mortgage Assoc.(a)	0.875%		02/08/18		9,275	9,252,165
Federal National Mortgage Assoc.(a)(h)(k)	1.625%		01/21/20		14,575	14,554,799
Federal National Mortgage Assoc.	2.500%		04/01/28-09/01/28		4,268	4,341,910
Federal National Mortgage Assoc.	3.000%		05/01/27-04/01/45		20,722	20,768,919
Federal National Mortgage Assoc.(t)	3.000%		TBA		6,500	6,475,752
Federal National Mortgage Assoc.	3.500%		04/01/26-09/01/42		64,851	67,126,567
Federal National Mortgage Assoc.(t)	3.500%		TBA		38,000	39,059,845
Federal National Mortgage Assoc.(t)	3.500%		TBA		34,500	35,553,868
Federal National Mortgage Assoc.	4.000%		09/01/40-12/01/43		6,396	6,811,036
Federal National Mortgage Assoc.(t)	4.000%		TBA		54,000	57,211,942
Federal National Mortgage Assoc.(t)	4.000%		TBA		159,000	168,084,727
Federal National Mortgage Assoc.	4.500%		05/01/39-09/01/44		19,272	20,980,292
Federal National Mortgage Assoc.(t)	4.500%		TBA		4,500	4,857,891
Federal National Mortgage Assoc.(t)	4.500%		TBA		37,500	40,541,018
Federal National Mortgage Assoc.(t)	5.500%		TBA		15,000	16,846,875
Government National Mortgage Assoc.(t)	3.000%		TBA		20,000	20,189,062
Government National Mortgage Assoc.	3.500%		09/15/41-04/20/45		41,920	43,677,808
Government National Mortgage Assoc.(t)	3.500%		TBA		49,500	51,373,659
Government National Mortgage Assoc.	4.000%		01/20/40-02/20/41		6,957	7,453,445
Government National Mortgage Assoc.	4.500%		05/20/40-02/20/41		19,552	21,348,020
Government National Mortgage Assoc.(t)	4.500%		TBA		1,500	1,628,672
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.350%		06/07/21		2,200	4,039,885

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $769,789,193)						770,609,570

U.S. TREASURY OBLIGATIONS — 1.6%
U.S. Treasury Bonds(k)	2.750%		11/15/42		11,860	11,033,500
U.S. Treasury Notes	3.125%		05/15/19		5,170	5,516,954
U.S. Treasury Strip Principal	2.351%	(s)	05/15/43		1,825	733,537
U.S. Treasury Strips Coupon(a)	1.863%	(s)	05/15/22		7,060	6,087,612
U.S. Treasury Strips Coupon(h)	2.404%	(s)	08/15/21		24,945	22,014,536
U.S. Treasury Strips Coupon	2.699%	(s)	05/15/26		22,700	17,132,394

SEE NOTES TO FINANCIAL STATEMENTS.

A247

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

U.S. TREASURY OBLIGATIONS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. Treasury Strips Principal	3.024%	(s)	05/15/44	6,200	$2,426,965

TOTAL U.S. TREASURY OBLIGATIONS (cost $64,813,928)					64,945,498

TOTAL LONG-TERM INVESTMENTS (cost $4,076,346,735)					4,062,688,597

				Shares
SHORT-TERM INVESTMENTS — 13.9%
AFFILIATED MONEY MARKET MUTUAL FUND — 13.8%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $562,865,453; includes $141,332,132 of cash collateral for securities on loan)(b)(w)(Note 4)				562,865,453	562,865,453

			Counterparty	Notional Amount (000)#
OPTIONS PURCHASED* — 0.1%
Call Options — 0.1%
Interest Rate Swap Options,
Receive a fixed rate of 1.25% and pay a floating rate based on 3 Month LIBOR, expiring 08/19/15			Barclays Capital Group	125,000	672,884
Receive a fixed rate of 1.35% and pay a floating rate based on 3 Month LIBOR, expiring 08/24/15			JPMorgan Chase	225,200	233,002
Receive a fixed rate of 1.05% and pay a floating rate based on 3 Month LIBOR, expiring 08/24/15			JPMorgan Chase	225,200	42,455
Receive a fixed rate of 1.00% and pay a floating rate based on 3 Month LIBOR, expiring 10/28/15			Citigroup Global Markets	75,680	127,708
Receive a fixed rate of 1.55% and pay a floating rate based on 3 Month LIBOR, expiring 11/09/15			Citigroup Global Markets	85,200	546,802
Receive a fixed rate of 1.76% and pay a floating rate based on 3 Month LIBOR, expiring 02/23/16			Citigroup Global Markets	99,800	907,363
Receive a fixed rate of 1.50% and pay a floating rate based on 3 Month LIBOR, expiring 04/28/16			Citigroup Global Markets	51,490	264,385

					2,794,599

Put Options
90 Day Euro Dollar Futures,expiring 12/14/15, Strike Price $99.38				341,750	187,963
expiring 12/14/15, Strike Price $98.75				36,250	906
expiring 12/14/15, Strike Price $98.88				36,250	1,812
expiring 12/14/15, Strike Price $99.13				378,000	37,800

					228,481

TOTAL OPTIONS PURCHASED (cost $3,363,469)					3,023,080

TOTAL SHORT-TERM INVESTMENTS (cost $566,228,922)					565,888,533

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 113.8% (cost $4,642,575,657)					4,628,577,130

SEE NOTES TO FINANCIAL STATEMENTS.

A248

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

OPTIONS WRITTEN*	Counterparty	Notional Amount (000)#	Value (Note 2)
Call Options
Interest Rate Swap Options,
Pay a fixed rate of 1.20% and receive a floating rate based on 3 Month LIBOR, expiring 08/24/15	JPMorgan Chase	450,400	$(220,167)

Put Options
90 Day Euro Dollar Futures,
expiring 12/14/15, Strike Price $99.00		145,000	(10,875)
expiring 12/14/15, Strike Price $99.25		647,250	(161,812)

			(172,687)

TOTAL OPTIONS WRITTEN (premiums received $612,800)			(392,854)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 113.8% (cost $4,641,962,857)			4,628,184,276
LIABILITIES IN EXCESS OF OTHER ASSETS(x) — (13.8)%			(560,398,100)

NET ASSETS — 100.0%			$4,067,786,176

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $ 137,677,893; cash collateral of $141,332,132 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2015.

(f)	Indicates a restricted security; the aggregate cost of such securities is $43,532,470. The aggregate value of $42,177,687 is approximately 1.0% of net assets.

(g)	Indicates a security that has been deemed illiquid.

(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(p)	Interest rate not available as of June 30, 2015.

(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.

(t)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $439,000,000 is approximately 10.8% of net assets.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A249

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Futures contracts outstanding at June 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2015	Unrealized Depreciation(1)
Long Positions:
7,825	5 Year U.S. Treasury Notes	Sep. 2015	$933,287,678	$933,192,383	$(95,295)
5,454	10 Year U.S. Treasury Notes	Sep. 2015	692,553,052	688,141,406	(4,411,646)
1,000	U.S. Ultra Treasury Bonds	Sep. 2015	157,004,832	154,062,500	(2,942,332)

					(7,449,273)

Short Position:
2,464	2 Year U.S. Treasury Notes	Sep. 2015	538,692,813	539,462,000	(769,187)

					$(8,218,460)

(1)	A U.S. Treasury obligation and U.S. Government Agency obligations with a combined market value of $14,381,393 have been segregated with Citigroup Global Markets to cover requirements for open contracts at June 30, 2015.

Forward foreign currency exchange contracts outstanding at June 30, 2015:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real, Expiring 07/14/15	Barclays Capital Group	BRL	4,628	$1,438,063	$1,480,689	$42,626
Canadian Dollar, Expiring 07/16/15	JPMorgan Chase	CAD	1,015	809,501	812,153	2,652
Japanese Yen, Expiring 07/28/15	Citigroup Global Markets	JPY	4,078	32,496	33,334	838
Mexican Peso,
Expiring 07/22/15	Citigroup Global Markets	MXN	1,434	92,791	91,059	(1,732)
Expiring 07/22/15	UBS AG	MXN	6,228	410,900	395,560	(15,340)

				$2,783,751	$2,812,795	$29,044

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar, Expiring 07/16/15	JPMorgan Chase	AUD	927	$701,291	$714,547	$(13,256)
Brazilian Real, Expiring 07/14/15	Citigroup Global Markets	BRL	3,563	1,203,800	1,140,147	63,653
British Pound, Expiring 07/28/15	Citigroup Global Markets	GBP	12,560	18,990,572	19,730,859	(740,287)
Euro,
Expiring 07/28/15	Bank of America	EUR	16,739	18,125,706	18,668,969	(543,263)
Expiring 07/28/15	JPMorgan Chase	EUR	16,739	18,128,919	18,668,968	(540,049)
Hungarian Forint, Expiring 07/22/15	BNP Paribas	HUF	325,615	1,167,123	1,150,243	16,880
Japanese Yen,
Expiring 07/28/15	Bank of America	JPY	402,834	3,390,745	3,292,700	98,045
Expiring 07/28/15	JPMorgan Chase	JPY	153,735	1,280,690	1,256,607	24,083
Expiring 07/28/15	JPMorgan Chase	JPY	1,447	11,785	11,829	(44)
Mexican Peso,
Expiring 07/22/15	Citigroup Global Markets	MXN	12,965	837,482	823,499	13,983
Expiring 07/22/15	Goldman Sachs & Co.	MXN	6,427	414,800	408,201	6,599
Polish Zloty, Expiring 07/23/15	Citigroup Global Markets	PLN	4,764	1,277,305	1,266,295	11,010
Swiss Franc, Expiring 07/28/15	JPMorgan Chase	CHF	409	429,581	438,023	(8,442)
Turkish Lira, Expiring 07/24/15	Hong Kong & Shanghai Bank	TRY	78,579	28,401,654	29,097,622	(695,968)

				$94,361,453	$96,668,509	$(2,307,056)

						$(2,278,012)

SEE NOTES TO FINANCIAL STATEMENTS.

A250

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2015:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	Over-the-counter swap agreements:
	18,565	11/15/19	1.334%	3 Month LIBOR(2)	$203,854	$—	$203,854	Citigroup Global Markets
AUD	2,090	12/19/32	4.423%	6 Month Australian Bank Bill(1)	157,354	—	157,354	Barclays Capital Group
AUD	590	12/20/32	4.420%	6 Month Australian Bank Bill(1)	44,205	—	44,205	Citigroup Global Markets
CLP	1,390,000	02/25/20	3.910%	Sinacofi Chile Interbank Rate(1)	(6,735)	—	(6,735)	JPMorgan Chase
COP	415,000	02/13/20	5.050%	1 Day COLIBOR OIS(1)	(997)	—	(997)	Deutsche Bank AG
COP	1,590,000	04/17/20	5.050%	1 Day COLIBOR OIS(1)	(4,705)	—	(4,705)	Deutsche Bank AG
COP	3,140,000	04/10/25	6.020%	1 Day COLIBOR OIS(1)	(20,286)	—	(20,286)	JPMorgan Chase
MXN	119,600	06/20/18	6.020%	28 Day Mexican Interbank Rate(1)	311,793	—	311,793	Credit Suisse First Boston Corp.
MXN	120,800	11/09/18	5.410%	28 Day Mexican Interbank Rate(1)	165,208	—	165,208	Deutsche Bank AG
MXN	18,300	04/28/23	5.100%	28 Day Mexican Interbank Rate(1)	(73,995)	—	(73,995)	Barclays Capital Group
ZAR	20,000	09/03/33	8.970%	3 Month JIBAR(1)	44,343	—	44,343	Hong Kong & Shanghai Bank

					$820,039	$—	$820,039

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2015	Unrealized Appreciation (Depreciation)
	Exchange-traded swap agreements:
	231,600	09/17/15	0.181%	1 Day USOIS(1)	$208	$11,700	$11,492
	197,400	09/17/15	0.185%	1 Day USOIS(1)	199	11,000	10,801
	282,600	10/28/15	0.278%	1 Day USOIS(2)	221	(29,112)	(29,333)
	241,300	10/28/15	0.282%	1 Day USOIS(2)	210	(26,093)	(26,303)
	74,800	02/28/19	1.806%	3 Month LIBOR(2)	89,543	(988,442)	(1,077,985)
	20,950	02/28/19	1.625%	3 Month LIBOR(2)	244	(140,602)	(140,846)
	15,300	11/06/19	1.753%	3 Month LIBOR(2)	23,169	(83,831)	(107,000)
	20,070	12/02/19	1.639%	3 Month LIBOR(2)	240	1,369	1,129
	25,460	03/11/20	1.824%	3 Month LIBOR(2)	253	(146,248)	(146,501)
	31,900	07/31/21	2.290%	3 Month LIBOR(2)	341	(567,875)	(568,216)
	867,400	12/31/21	1.787%	3 Month LIBOR(2)	(1,113,506)	14,012,844	15,126,350
	70,000	12/31/21	1.850%	3 Month LIBOR(2)	528	855,319	854,791
	109,550	05/31/22	2.237%	3 Month LIBOR(1)	431,273	374,534	(56,739)
AUD	4,200	03/07/29	4.743%	6 Month BBSW(1)	(71,930)	417,319	489,249
CAD	29,800	01/09/20	1.710%	3 Month Canadian Bankers Acceptance(2)	(521)	(478,278)	(477,757)
EUR	16,500	08/01/17	0.125%	1 Day EONIA(2)	16,461	(116,022)	(132,483)
EUR	10,000	08/01/19	0.325%	1 Day EONIA(2)	25,786	(142,222)	(168,008)
EUR	7,200	08/01/21	0.604%	1 Day EONIA(2)	34,406	(153,807)	(188,213)
GBP	3,120	11/03/24	1.960%	1 Day SONIA(2)	(1,482)	(132,592)	(131,110)
GBP	5,750	01/08/25	1.325%	1 Day SONIA(2)	1,092	319,222	318,130
JPY	265,000	02/26/35	1.194%	6 Month JPY LIBOR(1)	(81)	(20,523)	(20,442)
JPY	570,000	03/03/35	1.149%	6 Month JPY LIBOR(1)	979	(83,173)	(84,152)
MXN	75,000	12/02/15	5.080%	28 Day Mexican Interbank Rate(1)	(13,213)	34,358	47,571

SEE NOTES TO FINANCIAL STATEMENTS.

A251

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2015 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2015	Unrealized Appreciation (Depreciation)
	Exchange-traded swap agreements (continued)
MXN	255,000	02/09/18	4.630%	28 Day Mexican Interbank Rate(1)	$(5,365)	$69,670	$75,035
MXN	120,000	04/18/19	5.480%	28 Day Mexican Interbank Rate(1)	(38,662)	143,841	182,503
MXN	64,200	05/25/22	6.370%	28 Day Mexican Interbank Rate(1)	(41,073)	118,321	159,394
MXN	66,200	12/27/24	5.795%	28 Day Mexican Interbank Rate(1)	54,185	(169,024)	(223,209)
MXN	26,800	07/27/34	6.720%	28 Day Mexican Interbank Rate(1)	(852)	(52,614)	(51,762)
ZAR	63,200	11/14/23	8.190%	3 Month JIBAR(1)	(43,059)	(2,128)	40,931
ZAR	9,400	01/12/25	7.430%	3 Month JIBAR(1)	61	(42,511)	(42,572)
ZAR	57,500	01/13/25	7.440%	3 Month JIBAR(1)	178	(256,843)	(257,021)
ZAR	23,000	01/13/25	7.430%	3 Month JIBAR(1)	162	(103,982)	(104,144)

					$(650,005)	$12,633,575	$13,283,580

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at June 30, 2015:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swaps on credit indices—Sell Protection(2):
CDX.NA.HY.17	12/20/16	5.000%	40,940	$2,271,603	$1,768,381	$503,222	Deutsche Bank AG
CDX.NA.HY.17	12/20/16	5.000%	28,750	1,595,226	1,313,715	281,511	Deutsche Bank AG
CDX.NA.HY.17	12/20/16	5.000%	25,760	1,429,323	1,128,789	300,534	Deutsche Bank AG
CDX.NA.HY.17	12/20/16	5.000%	14,950	829,518	627,069	202,449	Credit Suisse First Boston Corp.

				$6,125,670	$4,837,954	$1,287,716

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2015(4)	Unrealized Appreciation
Exchange-traded credit default swaps on credit indices—Buy Protection(1):
CDX.NA.IG.24	06/20/20	1.000%	885,000	$(14,750,916)	$(12,626,685)	$2,124,231

A U.S. Treasury obligation and U.S. Government obligations with a combined market value of $37,823,346 have been segregated with Citigroup Global Markets to cover requirements for open exchange-traded interest rate and credit default swap contracts at June 30, 2015.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

SEE NOTES TO FINANCIAL STATEMENTS.

A252

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at June 30, 2015:

Notional Amount (000)#		Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	Over-the-counter swap agreements:
	2,543	3 Month LIBOR	EUR	1,950	3 Month EURIBOR minus 31.70 bps	Barclays Capital Group	12/14/15	$370,790	$—	$370,790
	14,515	3 Month LIBOR	EUR	11,000	3 Month EURIBOR minus 28.25 bps	Barclays Capital Group	01/04/16	2,256,985	—	2,256,985
	2,108	3 Month LIBOR	JPY	210,000	3 Month JPY LIBOR minus 38.43 bps	Barclays Capital Group	10/12/16	395,191	—	395,191
	1,562	3 Month LIBOR	EUR	1,210	3 Month EURIBOR minus 30 bps	Citigroup Global Markets	09/26/15	213,626	—	213,626
	2,527	3 Month LIBOR	EUR	1,920	3 Month EURIBOR minus 30 bps	Citigroup Global Markets	12/18/15	387,135	—	387,135
	1,253	3 Month LIBOR	EUR	1,080	3 Month EURIBOR minus 24.5 bps	Citigroup Global Markets	01/16/17	50,653	—	50,653
	706	3 Month LIBOR plus 432 bps	JPY	55,000	3.450%	Citigroup Global Markets	03/24/17	277,009	4,501	272,508
	2,658	3 Month LIBOR plus 220 bps	EUR	2,180	4.250%	Citigroup Global Markets	07/14/17	39,532	(227,068)	266,600
	269	3 Month LIBOR plus 208 bps	EUR	220	4.250%	Citigroup Global Markets	07/14/17	4,067	(25,141)	29,208
	9,884	3 Month LIBOR	EUR	7,500	3 Month EURIBOR minus 30.50 bps	Credit Suisse First Boston Corp.	12/20/15	1,526,192	—	1,526,192
	10,098	3 Month LIBOR	JPY	1,030,000	3 Month JPY LIBOR minus 31.75 bps	Deutsche Bank AG	05/14/17	1,660,752	—	1,660,752
TRY	74,330	8.690%		35,770	3 Month LIBOR	Hong Kong & Shanghai Bank	09/09/15	(6,237,196)	—	(6,237,196)
	2,072	3 Month LIBOR	EUR	1,600	3 Month EURIBOR minus 30.25 bps	Hong Kong & Shanghai Bank	09/27/15	288,240	—	288,240
	3,268	3 Month LIBOR	EUR	2,500	3 Month EURIBOR minus 30.80 bps	Hong Kong & Shanghai Bank	12/17/15	485,313	—	485,313
	5,398	3 Month LIBOR	EUR	4,100	3 Month EURIBOR minus 30.25 bps	Hong Kong & Shanghai Bank	12/19/15	828,670	—	828,670
	2,443	3 Month LIBOR	EUR	1,900	3 Month EURIBOR minus 31.75 bps	Hong Kong & Shanghai Bank	09/28/17	329,011	—	329,011
JPY	565,000	3 Month JPY LIBOR minus 43.35 bps		4,796	3 Month LIBOR	JPMorgan Chase	11/26/16	(176,995)	—	(176,995)

SEE NOTES TO FINANCIAL STATEMENTS.

A253

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Currency swap agreements outstanding at June 30, 2015 (continued):

Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Over-the-counter swap agreements (continued)
JPY 2,260,000	3 Month JPY LIBOR minus 42.10 bps		19,144	3 Month LIBOR	JPMorgan Chase	11/28/16	$(664,753)	$—	$(664,753)
32,632	3 Month LIBOR	EUR	28,400	3 Month EURIBOR minus 26.95 bps	JPMorgan Chase	02/17/17	827,579	—	827,579
5,793	3 Month LIBOR plus 54.25 bps	JPY	700,000	.15500% 3 Month JPY LIBOR minus	JPMorgan Chase	10/26/17	80,183	—	80,183
4,796	3 Month LIBOR	JPY	565,000	69.88 bps 3 Month JPY LIBOR minus	JPMorgan Chase	11/26/24	175,624	—	175,624
19,144	3 Month LIBOR	JPY	2,260,000	67.33 bps	JPMorgan Chase	11/28/24	615,964	—	615,964

							$3,733,572	$(247,708)	$3,981,280

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Debt Obligation	$—	$871,823	$—
Collateralized Loan Obligations	—	365,149,596	25,211,700
Non-Residential Mortgage-Backed Securities	—	94,239,514	26,299,104
Residential Mortgage-Backed Securities	—	350,973,645	33,211,404
Bank Loans	—	112,672,378	1,294,992
Commercial Mortgage-Backed Securities	—	548,223,446	28,813,653
Corporate Bonds	—	1,277,770,137	978,818
Municipal Bonds	—	57,194,384	—
Non-Corporate Foreign Agencies	—	123,010,250	—
Sovereigns	—	181,218,685	—
U.S. Government Agency Obligations	—	770,609,570	—
U.S. Treasury Obligations	—	64,945,498	—
Affiliated Money Market Mutual Fund	562,865,453	—	—
Options Purchased	228,481	2,794,599	—
Options Written	(172,687)	(220,167)	—
Other Financial Instruments*
Futures Contracts	(8,218,460)	—	—
Foreign Forward Currency Contracts	—	(2,278,012)	—
Over-the-counter interest rate swaps	—	820,039	—
Exchange-traded interest rate swaps	—	13,283,580	—
Over-the-counter credit default swaps	—	6,125,670	—
Exchange-traded credit default swaps	—	2,124,231	—
Currency Swap Agreements	—	3,733,572	—

Total	$554,702,787	$3,973,262,438	$115,809,671

SEE NOTES TO FINANCIAL STATEMENTS.

A254

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Collateralized Loan Obligations	Non-Residential Mortgage-Backed Securities	Residential Mortgage-Backed Securities	Bank Loans
Balance as of 12/31/14	$12,405,375	$—	$—	$3,113,310
Realized gain (loss)	—	—	—	(675)
Change in unrealized appreciation (depreciation)**	(5,945)	(99,451)	(10,580)	(155,412)
Purchases	25,217,645	26,398,555	33,622,660	—
Sales	—	—	(410,698)	(2,971,392)
Accrued discount/premium	—	—	10,022	2,676
Transfers into Level 3	—	—	—	1,306,485
Transfers out of Level 3	(12,405,375)	—	—	—

Balance as of 06/30/15	$25,211,700	$26,299,104	$33,211,404	$1,294,992

	Commercial Mortgage-Backed Securities	Corporate Bonds
Balance as of 12/31/14	$6,288,386	$8,737,803
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)**	(299,537)	(15,087)
Purchases	22,824,804	—
Sales	—	(11,295)
Accrued discount/premium	—	—
Transfers into Level 3	—	1,005,200
Transfers out of Level 3	—	(8,737,803)

Balance as of 06/30/15	$28,813,653	$978,818

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

**	Of which, ($426,814) was relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of June 30, 2015	Valuation Methodology	Unobservable Inputs
Collateralized Loan Obligations	$14,472,450	Market approach	Single broker indicative quote
Collateralized Loan Obligations	10,739,250	Stale Pricing	Unadjusted last trade price
Non-Residential Mortgage-Backed Securities	26,299,104	Market approach	Single broker indicative quote
Residential Mortgage-Backed Securities	33,211,404	Market approach	Single broker indicative quote
Bank Loans	1,294,992	Market approach	Single broker indicative quote
Commercial Mortgage-Backed Securities	28,813,653	Market approach	Single broker indicative quote
Corporate Bonds	978,818	Market approach	Single broker indicative quote

	$115,809,671

SEE NOTES TO FINANCIAL STATEMENTS.

A255

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Collateralized Loan
Obligations	$12,405,375	L3 to L2	Single Broker Quote to Evaluated Bid
Bank Loans	$1,306,485	L2 to L3	Multiple Broker Quotes to Single Broker Quote
Corporate Bonds	$8,737,803	L3 to L2	Single Broker Quote to Evaluated Bid
Corporate Bonds	$1,005,200	L2 to L3	Evaluated Bid to Single Broker Quote

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2015 were as follows:

U.S. Government Agency Obligations	18.9%
Commercial Mortgage-Backed Securities	14.2
Affiliated Money Market Mutual Fund (3.5% represents investments purchased with collateral from securities on loan)	13.8
Banking	10.0
Collateralized Loan Obligations	9.6
Residential Mortgage-Backed Securities	9.4
Sovereigns	4.5
Healthcare & Pharmaceutical	3.1
Non-Corporate Foreign Agencies	3.0
Non-Residential Mortgage-Backed Securities	3.0
Telecommunications	1.8
Insurance	1.6
U.S. Treasury Obligations	1.6
Automotive	1.5
Technology	1.4
Municipal Bonds	1.4
Electric	1.4
Energy – Other	1.0
Capital Goods	1.0
Chemicals	1.0
Foods	0.9
Non-Captive Finance	0.8
Energy – Integrated	0.8

Cable	0.8%
Pipelines & Other	0.8
Media & Entertainment	0.8
Retailers	0.7
Metals	0.7
Building Materials & Construction	0.5
Healthcare Insurance	0.5
Tobacco	0.5
Paper	0.4
Gaming	0.4
Lodging	0.3
Commercial Services & Supplies	0.2
Airlines	0.2
Packaging	0.2
Railroads	0.2
Entertainment	0.2
Brokerage	0.1
Exploration & Production	0.1
Leisure	0.1
Restaurants	0.1
Capital Markets	0.1
Call Options	0.1
Real Estate Investment Trusts (REITs)	0.1

113.8
Liabilities in excess of other assets	(13.8)

100.0

SEE NOTES TO FINANCIAL STATEMENTS.

A256

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2015 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Unrealized appreciation on over-the-counter swap agreements	$1,287,716		—	$—
Credit contracts	Premiums paid for swap agreements	4,837,954		—	—
Credit contracts	Due from/to broker — variation margin swaps	2,124,231	*	—	—
Foreign exchange contracts	Unrealized appreciation on foreign currency forward contracts	280,369		Unrealized depreciation on foreign currency forward contracts	2,558,381
Interest rate contracts	Premiums paid for swap agreements	4,501		Premiums received for swap agreements	252,209
Interest rate contracts	Unrealized appreciation on over-the-counter swap agreements	11,986,981		Unrealized depreciation on over-the-counter swap agreements	7,185,662
Interest rate contracts	—	—		Due from/to broker — variation margin futures	8,218,460	*
Interest rate contracts	Due from/to broker — variation margin swaps	17,317,376	*	Due from/to broker — variation margin swaps	4,033,796	*
Interest rate contracts	Unaffiliated investments	3,023,080		Options written outstanding, at value	392,854

Total		$40,862,208			$22,641,362

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Options Written	Futures	Forward and Cross Currency Contracts**	Forward Rate Agreements	Swaps	Total
Interest rate contracts	$(2,614,918)	$859,140	$(6,205,166)	$—	$137,187	$(7,603,195)	$(15,426,952)
Foreign exchange contracts	—	—	—	5,448,822	—	—	5,448,822
Credit contracts	—	—	—	—	—	(9,120,656)	(9,120,656)

Total	$(2,614,918)	$859,140	$(6,205,166)	$5,448,822	$137,187	$(16,723,851)	$(19,098,786)

*	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

**	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Options Written	Futures	Forward Currency Contracts**	Swaps	Total
Interest rate contracts	$(165,597)	$30,513	$(9,916,438)	$—	$10,799,285	$747,763
Credit contracts	—	—	—	—	7,422,908	7,422,908
Foreign exchange contracts	—	—	—	(2,622,884)	—	(2,622,884)

Total	$(165,597)	$30,513	$(9,916,438)	$(2,622,884)	$18,222,193	$5,547,787

*	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

**	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A257

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

For the six months ended June 30, 2015, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts - Long Positions(3)	Futures Contracts - Short Positions(3)	Forward Foreign Currency Exchange Contracts Purchased(4)	Forward Foreign Currency Exchange Contracts Sold(4)	Cross Currency Exchange Contracts(4)
$2,491,913	$991,483	$1,080,306,680	$281,585,185	$60,870,757	$141,904,217	$410

Interest Rate Swaps Agreements(2)	Forward Rate Agreements(2)	Credit Default Swaps Agreements Buy Protection(2)	Credit Default Swaps Agreements Sell Protection(2)	Currency Swap Agreements(2)
$1,317,914	$322,333	$818,667	$112,001	$203,460

(1)	Cost.

(2)	Notional Amount in USD (000).

(3)	Value at Trade Date.

(4)	Value at Settlement Date.

SEE NOTES TO FINANCIAL STATEMENTS.

A258

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received(3)	Net Amount
Bank of America	$98,045	$(98,045)	$—	$—
Barclays Capital Group	3,895,830	(73,995)	(4,118,702)	—
BNP Paribas	16,880	—	—	16,880
Citigroup Global Markets	3,408,032	(994,228)	(2,160,000)	253,804
Credit Suisse First Boston Corp.	2,667,503	—	(2,629,000)	38,503
Deutsche Bank AG	7,122,112	(5,702)	(8,144,308)	—
Goldman Sachs & Co.	6,599	—	—	6,599
Hong Kong & Shanghai Bank	1,975,577	(1,975,577)	—	—
JPMorgan Chase	2,001,542	(1,650,727)	(438,494)	—
UBS AG	—	—	—	—

	$21,192,120

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged(3)	Net Amount
Bank of America	$(543,263)	$98,045	$553,262	$—
Barclays Capital Group	(73,995)	73,995	—	—
BNP Paribas	—	—	—	—
Citigroup Global Markets	(994,228)	994,228	—	—
Credit Suisse First Boston Corp.	—	—	—	—
Deutsche Bank AG	(5,702)	5,702	—	—
Goldman Sachs & Co.	—	—	—	—
Hong Kong & Shanghai Bank	(6,933,164)	1,975,577	5,677,362	—
JPMorgan Chase	(1,650,727)	1,650,727	—	—
UBS AG	(15,340)	—	—	(15,340)

	$(10,216,419)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Amounts shown reflect actual collateral received or pledged by the Portfolio. Such amounts are applied up to 100% of the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A259

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited) June 30, 2015
ASSETS:
Investments at value, including securities on loan of $137,677,893:
Unaffiliated investments (cost $4,079,710,204)	$4,065,711,677
Affiliated investments (cost $562,865,453)	562,865,453
Foreign currency, at value (cost $13,069,473)	13,215,037
Cash	812,161
Receivable for investments sold	308,100,194
Dividends and interest receivable	26,486,783
Unrealized appreciation on over-the-counter swap agreements	13,274,697
Premiums paid for swap agreements	4,842,455
Receivable for fund share sold	3,928,868
Unrealized appreciation on foreign currency forward contracts	280,369
Tax reclaim receivable	31,956
Prepaid expenses	3,948

Total Assets	4,999,553,598

LIABILITIES:
Payable for investments purchased	775,984,819
Payable to broker for collateral for securities on loan	141,332,132
Unrealized depreciation on over-the-counter swap agreements	7,185,662
Unrealized depreciation on foreign currency forward contracts	2,558,381
Advisory fees payable	2,078,575
Payable for fund share repurchased	545,570
Due to broker — variation margin futures	393,851
Options written outstanding, at value (premiums received $612,800)	392,854
Deposit from counterparty	350,000
Accrued expenses and other liabilities	338,135
Due to broker — variation margin swaps	299,322
Premiums received for swap agreements	252,209
Distribution fee payable	55,559
Affiliated transfer agent fee payable	353

Total Liabilities	931,767,422

NET ASSETS	$4,067,786,176

Net assets were comprised of:
Paid-in capital	$3,790,877,159
Retained earnings	276,909,017

Net assets, June 30, 2015	$4,067,786,176

Net asset value and redemption price per share, $4,067,786,176 / 364,006,227 outstanding shares of beneficial interest	$11.18

STATEMENT OF OPERATIONS (Unaudited) Six Months Ended June 30, 2015
INCOME
Interest income	$57,874,634
Affiliated dividend income	336,715
Affiliated income from securities lending, net	162,568

58,373,917

EXPENSES
Advisory fees	13,400,940
Distribution fee	2,025,943
Custodian and accounting fees	266,000
Insurance expenses	23,000
Audit fee	21,000
Trustees’ fees	21,000
Legal fees and expenses	9,000
Shareholders’ reports	6,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Miscellaneous	14,484

Total expenses	15,791,367
Less: advisory fee waiver	(826,577)

Net expenses	14,964,790

NET INVESTMENT INCOME	43,409,127

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	1,924,116
Futures transactions	(6,205,166)
Forward rate agreements	137,187
Swap agreement transactions	(16,723,851)
Options written transactions	859,140
Foreign currency transactions	19,142,054

(866,520)

Net change in unrealized appreciation (depreciation) on:
Investments	(57,981,618)
Futures	(9,916,438)
Swap agreements	18,222,193
Options written	30,513
Foreign currencies	(2,512,019)

(52,157,369)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(53,023,889)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(9,614,762)

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)
	Six Months Ended June 30, 2015	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$43,409,127	$76,766,958
Net realized gain (loss) on investment and foreign currency transactions	(866,520)	39,025,668
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(52,157,369)	81,606,847

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(9,614,762)	197,399,473

FUND SHARE TRANSACTIONS:
Fund share sold [19,006,865 and 76,944,829 shares, respectively]	215,406,365	851,807,897
Fund share repurchased [11,708,106 and 23,575,096 shares, respectively]	(132,402,989)	(259,354,517)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	83,003,376	592,453,380

TOTAL INCREASE IN NET ASSETS	73,388,614	789,852,853
NET ASSETS:
Beginning of period	3,994,397,562	3,204,544,709

End of period	$4,067,786,176	$3,994,397,562

SEE NOTES TO FINANCIAL STATEMENTS.

A260

AST QMA US EQUITY ALPHA PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

LONG-TERM INVESTMENTS —127.8%
COMMON STOCKS	Shares	Value (Note 2)
Aerospace & Defense — 3.1%
Curtiss-Wright Corp.	4,900	$354,956
General Dynamics Corp.(u)	32,700	4,633,263
Huntington Ingalls Industries, Inc.(u)	27,700	3,118,743
L-3 Communications Holdings, Inc.	5,600	634,928
Lockheed Martin Corp.(u)	24,000	4,461,600
Northrop Grumman Corp.(u)	24,000	3,807,120
Raytheon Co.(u)	18,200	1,741,376

		18,751,986

Air Freight & Logistics — 1.5%
Expeditors International of Washington, Inc.	20,800	958,984
FedEx Corp.(u)	18,500	3,152,400
United Parcel Service, Inc. (Class B Stock)(u)	50,900	4,932,719

		9,044,103

Airlines — 0.8%
Alaska Air Group, Inc.	16,200	1,043,766
Southwest Airlines Co.(u)	112,600	3,725,934

		4,769,700

Auto Components — 0.2%
Johnson Controls, Inc.	20,900	1,035,177

Automobiles — 0.5%
Thor Industries, Inc.(u)	49,700	2,797,116

Banks — 5.2%
Bank of America Corp.(u)	451,746	7,688,717
Citigroup, Inc.(u)	144,440	7,978,866
JPMorgan Chase & Co.(u)	115,876	7,851,758
KeyCorp(u)	169,700	2,548,894
Regions Financial Corp.(u)	384,200	3,980,312
Signature Bank*	1,700	248,863
Wells Fargo & Co.	28,101	1,580,400

		31,877,810

Beverages — 2.6%
Coca-Cola Co. (The)(u)	109,600	4,299,608
Monster Beverage Corp.*(u)	30,400	4,074,208
PepsiCo, Inc.(u)	78,300	7,308,522

		15,682,338

Biotechnology — 5.3%
Amgen, Inc.(u)	43,100	6,616,712
Biogen, Inc.*(u)	15,800	6,382,252
Celgene Corp.*(u)	49,200	5,694,162
Emergent Biosolutions, Inc.*	7,300	240,535
Gilead Sciences, Inc.(u)	78,500	9,190,780
Regeneron Pharmaceuticals, Inc.*(u)	8,300	4,234,079

		32,358,520

Building Products — 1.0%
A.O. Smith Corp.(u)	52,000	3,742,960
American Woodmark Corp.*	6,600	362,010
Trex Co., Inc.*	35,400	1,749,822

		5,854,792

Capital Markets — 2.6%
Ameriprise Financial, Inc.	3,200	399,776
Franklin Resources, Inc.	73,700	3,613,511
Goldman Sachs Group, Inc. (The)(u)	29,200	6,096,668

COMMON STOCKS (continued)	Shares	Value (Note 2)
Capital Markets (continued)
Lazard Ltd. (Class A Stock)	45,000	$2,530,800
Piper Jaffray Cos.*	15,100	658,964
SEI Investments Co.	16,500	808,995
State Street Corp.	23,400	1,801,800

		15,910,514

Chemicals — 2.9%
Cabot Corp.	50,900	1,898,061
Celanese Corp. (Class A Stock)(u)	6,500	467,220
Chemtura Corp.*	20,800	588,848
LyondellBasell Industries NV (Class A Stock)(u)	49,600	5,134,592
Mosaic Co. (The)	74,500	3,490,325
Sherwin-Williams Co. (The)(u)	14,200	3,905,284
Westlake Chemical Corp.	31,600	2,167,444

		17,651,774

Commercial Services & Supplies — 0.4%
Copart, Inc.*	6,300	223,524
Deluxe Corp.	25,700	1,593,400
Msa Safety, Inc.	3,900	189,189
Quad/Graphics, Inc.	8,400	155,484
West Corp.	12,300	370,230

		2,531,827

Communications Equipment — 3.0%
Brocade Communications Systems, Inc.	131,500	1,562,220
Cisco Systems, Inc.(u)	267,100	7,334,566
F5 Networks, Inc.*	19,500	2,346,825
Juniper Networks, Inc.	26,400	685,608
Polycom, Inc.*	119,300	1,364,792
QUALCOMM, Inc.(u)	82,700	5,179,501

		18,473,512

Construction & Engineering — 0.1%
MYR Group, Inc.*	12,300	380,808

Construction Materials — 0.5%
Headwaters, Inc.*	78,400	1,428,448
Vulcan Materials Co.(u)	22,000	1,846,460

		3,274,908

Consumer Finance — 0.2%
Nelnet, Inc. (Class A Stock)	17,000	736,270
Synchrony Financial*	17,000	559,810

		1,296,080

Containers & Packaging — 0.5%
Bemis Co., Inc.	22,600	1,017,226
Packaging Corp. of America	29,400	1,837,206

		2,854,432

Distributors — 0.2%
Genuine Parts Co.	10,400	931,112

Diversified Consumer Services
Apollo Education Group, Inc.*	15,900	204,792

Diversified Financial Services — 1.2%
Berkshire Hathaway, Inc. (Class B Stock)*(u)	51,800	7,050,498
MSCI, Inc.	5,900	363,145

		7,413,643

SEE NOTES TO FINANCIAL STATEMENTS.

A261

AST QMA US EQUITY ALPHA PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Diversified Telecommunication Services — 2.0%
AT&T, Inc.(u)	109,200	$3,878,784
Atlantic Tele-Network, Inc.	5,200	359,216
Inteliquent, Inc.	41,100	756,240
Intelsat SA*	30,600	303,552
Verizon Communications, Inc.	143,800	6,702,518

		12,000,310

Electric Utilities — 1.1%
Entergy Corp.(u)	40,100	2,827,050
FirstEnergy Corp.	8,100	263,655
PPL Corp.(u)	111,500	3,285,905

		6,376,610

Electrical Equipment — 1.1%
Acuity Brands, Inc.(u)	20,900	3,761,582
Babcock & Wilcox Co. (The)	66,100	2,168,080
Regal-Beloit Corp.	10,600	769,454

		6,699,116

Electronic Equipment, Instruments & Components — 1.5%
Arrow Electronics, Inc.*	16,000	892,800
CDW Corp.(u)	78,400	2,687,552
Ingram Micro, Inc. (Class A Stock)*	51,700	1,294,051
Jabil Circuit, Inc.(u)	144,800	3,082,792
Methode Electronics, Inc.	38,400	1,054,080

		9,011,275

Energy Equipment & Services — 2.0%
Atwood Oceanics, Inc.	17,500	462,700
Cameron International Corp.*	62,900	3,294,073
Frank’s International NV	13,300	250,572
Helix Energy Solutions Group, Inc.*	54,200	684,546
Noble Corp. PLC(u)	180,000	2,770,200
Schlumberger Ltd.	54,100	4,662,879

		12,124,970

Food & Staples Retailing — 2.6%
CVS Health Corp.(u)	26,800	2,810,784
Fresh Market, Inc. (The)*	54,000	1,735,560
Kroger Co. (The)(u)	71,400	5,177,214
Wal-Mart Stores, Inc.(u)	88,000	6,241,840

		15,965,398

Food Products — 2.3%
Archer-Daniels-Midland Co.(u)	85,700	4,132,454
Bunge Ltd.(u)	39,600	3,476,880
ConAgra Foods, Inc.(u)	103,600	4,529,392
Hormel Foods Corp.	19,700	1,110,489
Lancaster Colony Corp.	5,800	526,930

		13,776,145

Gas Utilities — 0.7%
AGL Resources, Inc.(u)	50,800	2,365,248
UGI Corp.	58,300	2,008,435

		4,373,683

Health Care Equipment & Supplies — 2.9%
Abbott Laboratories(u)	91,600	4,495,728
ABIOMED, Inc.*	13,200	867,636
CR Bard, Inc.(u)	19,300	3,294,510
Cyberonics, Inc.*	3,700	220,002
DENTSPLY International, Inc.	7,400	381,470

COMMON STOCKS (continued)	Shares	Value (Note 2)
Health Care Equipment & Supplies (continued)
Edwards Lifesciences Corp.*(u)	27,000	$3,845,610
Hologic, Inc.*	47,700	1,815,462
Natus Medical, Inc.*	19,700	838,432
Stryker Corp.	21,000	2,006,970

		17,765,820

Health Care Providers & Services — 5.1%
Aetna, Inc.(u)	43,000	5,480,780
Anthem, Inc.(u)	29,200	4,792,888
Cardinal Health, Inc.	10,000	836,500
Catamaran Corp.*	50,400	3,078,432
CIGNA Corp.(u)	25,600	4,147,200
Express Scripts Holding Co.*(u)	31,300	2,783,822
Health Net, Inc.*	38,300	2,455,796
UnitedHealth Group, Inc.(u)	56,200	6,856,400
VCA, Inc.*	10,500	571,253

		31,003,071

Health Care Technology
Inovalon Holdings, Inc. (Class A Stock)*	8,400	234,360

Hotels, Restaurants & Leisure — 3.2%
Bloomin’ Brands, Inc.	34,600	738,710
Buffalo Wild Wings, Inc.*	9,800	1,535,562
Chipotle Mexican Grill, Inc.*(u)	4,300	2,601,457
Cracker Barrel Old Country Store, Inc.	5,800	865,128
Denny’s Corp.*	46,000	534,060
DineEquity, Inc.	21,100	2,090,799
Hyatt Hotels Corp. (Class A Stock)*	15,900	901,371
Jack in the Box, Inc.	26,500	2,336,240
Marriott Vacations Worldwide Corp.	22,100	2,027,675
McDonald’s Corp.(u)	52,200	4,962,654
Pinnacle Entertainment, Inc.*	17,100	637,488

		19,231,144

Household Durables — 0.5%
Helen of Troy Ltd.*	21,400	2,086,286
La-Z-Boy, Inc.	17,400	458,316
Universal Electronics, Inc.*	4,800	239,232

		2,783,834

Household Products — 2.0%
Kimberly-Clark Corp.(u)	28,900	3,062,533
Procter & Gamble Co. (The)(u)	119,900	9,380,976

		12,443,509

Independent Power & Renewable Electricity Producers — 1.1%
AES Corp. (The)(u)	235,600	3,124,056
Calpine Corp.*(u)	153,800	2,766,862
NRG Energy, Inc.	36,200	828,256

		6,719,174

Industrial Conglomerates — 1.4%
3M Co.(u)	33,900	5,230,770
Carlisle Cos., Inc.	16,600	1,661,992
General Electric Co.	58,770	1,561,519

		8,454,281

Insurance — 2.2%
Aflac, Inc.(u)	57,800	3,595,160
Allstate Corp. (The)	19,200	1,245,504

SEE NOTES TO FINANCIAL STATEMENTS.

A262

AST QMA US EQUITY ALPHA PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Insurance (continued)
American Equity Investment Life Holding Co.	22,700	$612,446
American Financial Group, Inc.(u)	39,800	2,588,592
American National Insurance Co.	2,000	204,640
Assured Guaranty Ltd.	30,500	731,695
Endurance Specialty Holdings Ltd.	9,300	611,010
Old Republic International Corp.	91,500	1,430,145
Travelers Cos., Inc. (The)	12,400	1,198,584
Unum Group	30,600	1,093,950

		13,311,726

Internet & Catalog Retail — 0.7%
Lands’ End, Inc.*	14,000	347,620
Liberty Interactive Corp. (Class A Stock)*	54,400	1,509,600
TripAdvisor, Inc.*	29,700	2,588,058

		4,445,278

Internet Software & Services — 3.2%
Constant Contact, Inc.*	23,400	672,984
Equinix, Inc.	4,100	1,041,400
Facebook, Inc. (Class A Stock)*(u)	32,100	2,753,057
Google, Inc. (Class A Stock)*(u)	8,600	4,644,344
Google, Inc. (Class C Stock)*(u)	14,437	7,514,603
j2 Global, Inc.	6,000	407,640
LogMeIn, Inc.*	31,400	2,024,986
NIC, Inc.	13,200	241,296
Stamps.com, Inc.*	3,600	264,852

		19,565,162

IT Services — 3.4%
Automatic Data Processing, Inc.	5,600	449,288
Booz Allen Hamilton Holding Corp.(u)	90,100	2,274,124
Broadridge Financial Solutions, Inc.(u)	43,900	2,195,439
DST Systems, Inc.(u)	29,800	3,754,204
Fiserv, Inc.*	15,300	1,267,299
Genpact Ltd.*	15,100	322,083
International Business Machines Corp.	10,400	1,691,664
MAXIMUS, Inc.(u)	49,300	3,240,489
Syntel, Inc.*	10,800	512,784
Visa, Inc. (Class A Stock)(u)	77,300	5,190,695

		20,898,069

Leisure Products — 1.0%
Brunswick Corp.	59,100	3,005,826
Polaris Industries, Inc.(u)	21,400	3,169,554

		6,175,380

Life Sciences Tools & Services — 1.6%
Agilent Technologies, Inc.	34,900	1,346,442
Cambrex Corp.*	6,400	281,216
Illumina, Inc.*(u)	18,600	4,061,496
PAREXEL International Corp.*	24,200	1,556,302
Thermo Fisher Scientific, Inc.	20,200	2,621,152

		9,866,608

Machinery — 1.1%
Blount International, Inc.*	40,900	446,628
Hillenbrand, Inc.	23,500	721,450
Meritor, Inc.*	45,700	599,584
SPX Corp.	3,600	260,604
Timken Co. (The)	17,600	643,632

COMMON STOCKS (continued)	Shares	Value (Note 2)
Machinery (continued)
Toro Co. (The)	13,800	$935,364
Trinity Industries, Inc.	97,200	2,568,996
Wabash National Corp.*	20,500	257,070

		6,433,328

Marine — 0.2%
Matson, Inc.	21,400	899,656

Media — 3.6%
Cinemark Holdings, Inc.(u)	77,900	3,129,243
Comcast Corp. (Class A Stock)(u)	122,500	7,367,150
DIRECTV*(u)	7,400	686,646
Discovery Communications, Inc. (Class C Stock)*	47,600	1,479,408
Gannett Co., Inc.*	31,800	444,882
Madison Square Garden Co. (The) (Class A Stock)*	7,700	642,873
Morningstar, Inc.	3,800	302,290
TEGNA, Inc.	63,600	2,039,652
Time Warner, Inc.	11,300	987,733
Walt Disney Co. (The)(u)	43,500	4,965,090

		22,044,967

Metals & Mining — 0.4%
Century Aluminum Co.*(u)	174,200	1,816,906
Reliance Steel & Aluminum Co.	3,100	187,488
Worthington Industries, Inc.	18,200	547,092

		2,551,486

Multiline Retail — 1.2%
Dillard’s, Inc. (Class A Stock)(u)	25,400	2,671,826
Target Corp.(u)	56,500	4,612,095

		7,283,921

Multi-Utilities — 0.8%
Public Service Enterprise Group, Inc.(u)	86,200	3,385,936
Vectren Corp.	40,700	1,566,136

		4,952,072

Oil, Gas & Consumable Fuels — 9.1%
Alon USA Energy, Inc.	20,200	381,780
Anadarko Petroleum Corp.	3,500	273,210
Cabot Oil & Gas Corp.(u)	105,800	3,336,932
Chevron Corp.(u)	26,446	2,551,246
CONSOL Energy, Inc.(u)	63,000	1,369,620
CVR Energy, Inc.	12,700	478,028
Delek US Holdings, Inc.	39,100	1,439,662
EQT Corp.(u)	44,700	3,635,898
Exxon Mobil Corp.(u)	153,200	12,746,240
Hess Corp.	37,300	2,494,624
Hollyfrontier Corp.(u)	84,200	3,594,498
Marathon Petroleum Corp.(u)	78,600	4,111,566
ONEOK, Inc.(u)	33,200	1,310,736
PBF Energy, Inc. (Class A Stock)	79,600	2,262,232
Phillips 66(u)	58,500	4,712,760
Tesoro Corp.(u)	12,800	1,080,448
Valero Energy Corp.(u)	66,100	4,137,860
Western Refining, Inc.(u)	66,100	2,883,282
World Fuel Services Corp.(u)	54,400	2,608,480

		55,409,102

SEE NOTES TO FINANCIAL STATEMENTS.

A263

AST QMA US EQUITY ALPHA PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Paper & Forest Products — 0.6%
International Paper Co.(u)	73,300	$3,488,347
Schweitzer-Mauduit International, Inc.	10,800	430,704

		3,919,051

Pharmaceuticals — 6.9%
AbbVie, Inc.(u)	74,000	4,972,060
Bristol-Myers Squibb Co.(u)	66,300	4,411,602
Jazz Pharmaceuticals PLC*(u)	14,400	2,535,408
Johnson & Johnson(u)	110,500	10,769,330
Lannett Co., Inc.*	29,000	1,723,760
Mallinckrodt PLC*(u)	30,100	3,543,372
Merck & Co., Inc.(u)	87,500	4,981,375
Pfizer, Inc.(u)	260,805	8,744,792
Sucampo Pharmaceuticals, Inc. (Class A Stock)*	13,300	218,519

		41,900,218

Professional Services — 0.6%
ManpowerGroup, Inc.(u)	29,800	2,663,524
On Assignment, Inc.*	8,500	333,880
Robert Half International, Inc.	13,600	754,800

		3,752,204

Real Estate Investment Trusts (REITs) — 4.1%
AG Mortgage Investment Trust, Inc.	18,000	311,040
American Assets Trust, Inc.	17,900	701,859
American Capital Agency Corp.(u)	121,200	2,226,444
Annaly Capital Management, Inc.(u)	298,000	2,738,620
Apollo Residential Mortgage, Inc.	15,400	226,226
Ashford Hospitality Trust, Inc.	36,500	308,790
CBL & Associates Properties, Inc.	39,100	633,420
Chambers Street Properties	88,400	702,780
Chimera Investment Corp.	26,340	361,121
Franklin Street Properties Corp.	46,900	530,439
Geo Group, Inc. (The)	49,800	1,701,168
Healthcare Realty Trust, Inc.	20,300	472,178
Hospitality Properties Trust	93,100	2,683,142
Invesco Mortgage Capital, Inc.	128,600	1,841,552
Lamar Advertising Co. (Class A Stock)	9,600	551,808
Lexington Realty Trust	182,900	1,550,992
ProLogis, Inc.(u)	94,000	3,487,400
Redwood Trust, Inc.	16,200	254,340
Resource Capital Corp.	63,700	246,519
RLJ Lodging Trust	63,200	1,882,096
Summit Hotel Properties, Inc.	16,700	217,267
Sunstone Hotel Investors, Inc.	104,000	1,561,040

		25,190,241

Real Estate Management & Development — 1.0%
CBRE Group, Inc. (Class A Stock)*	66,000	2,442,000
Jones Lang LaSalle, Inc.(u)	22,900	3,915,900

		6,357,900

Road & Rail — 1.4%
AMERCO	3,700	1,209,567
ArcBest Corp.	9,300	295,740
Old Dominion Freight Line, Inc.*	29,500	2,023,847
Union Pacific Corp.(u)	53,800	5,130,906

		8,660,060

COMMON STOCKS (continued)	Shares	Value (Note 2)
Semiconductors & Semiconductor Equipment — 4.7%
Amkor Technology, Inc.*	74,900	$447,902
Avago Technologies Ltd. (Singapore)(u)	35,400	4,705,722
Cabot Microelectronics Corp.*	8,300	391,013
Integrated Device Technology, Inc.*(u)	185,400	4,023,180
Intel Corp.(u)	216,780	6,593,364
Monolithic Power Systems, Inc.	10,100	512,171
Skyworks Solutions, Inc.(u)	48,300	5,028,030
Teradyne, Inc.	40,900	788,961
Tessera Technologies, Inc.(u)	73,400	2,787,732
Texas Instruments, Inc.(u)	58,200	2,997,882

		28,275,957

Software — 6.7%
Activision Blizzard, Inc.	47,600	1,152,396
ANSYS, Inc.*	5,000	456,200
Aspen Technology, Inc.*	14,200	646,810
Manhattan Associates, Inc.*(u)	56,700	3,382,155
Microsoft Corp.(u)	324,900	14,344,335
MicroStrategy, Inc. (Class A Stock)*	11,800	2,006,944
Oracle Corp.(u)	160,100	6,452,030
Pegasystems, Inc.	14,500	331,905
Progress Software Corp.*	23,100	635,250
SolarWinds, Inc.*	60,200	2,777,026
Solera Holdings, Inc.	12,000	534,720
SS&C Technologies Holdings, Inc.	41,000	2,562,500
Symantec Corp.(u)	129,900	3,020,175
Synopsys, Inc.*	43,800	2,218,470

		40,520,916

Specialty Retail — 5.0%
AutoNation, Inc.*(u)	52,600	3,312,748
Cato Corp. (The) (Class A Stock)	8,400	325,584
Dick’s Sporting Goods, Inc.	34,700	1,796,419
Express, Inc.*	116,900	2,117,059
Foot Locker, Inc.(u)	56,100	3,759,261
Gap, Inc. (The)(u)	79,800	3,045,966
Home Depot, Inc. (The)	20,000	2,222,600
Lowe’s Cos., Inc.(u)	29,100	1,948,827
Murphy USA, Inc.*	11,400	636,348
Ross Stores, Inc.(u)	91,600	4,452,676
TJX Cos., Inc. (The)(u)	45,400	3,004,118
Ulta Salon Cosmetics & Fragrance, Inc.*(u)	24,900	3,845,805

		30,467,411

Technology Hardware, Storage & Peripherals — 4.6%
Apple, Inc.(u)	172,300	21,610,725
Hewlett-Packard Co.(u)	157,400	4,723,574
Western Digital Corp.	18,800	1,474,296

		27,808,595

Textiles, Apparel & Luxury Goods — 1.0%
Carter’s, Inc.	30,700	3,263,410
Michael Kors Holdings Ltd.*(u)	71,400	3,005,226

		6,268,636

Thrifts & Mortgage Finance
Beneficial Bancorp, Inc.*	17,200	214,828

Tobacco — 1.3%
Altria Group, Inc.(u)	121,800	5,957,238
Philip Morris International, Inc.	22,950	1,839,902

SEE NOTES TO FINANCIAL STATEMENTS.

A264

AST QMA US EQUITY ALPHA PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Tobacco (continued)
Reynolds American, Inc.	2,900	$216,514

		8,013,654

Wireless Telecommunication Services — 0.1%
Sprint Corp.*	152,100	693,576

TOTAL LONG-TERM INVESTMENTS (cost $683,368,023)		777,937,646

SHORT-TERM INVESTMENTS — 1.2%
AFFILIATED MONEY MARKET MUTUAL FUND — 1.0%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $5,640,868)(w)(Note 4)	5,640,868	5,640,868

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n) — 0.2%
U.S. Treasury Bills
(cost $1,299,578)
0.100%	09/17/15	1,300	1,300,000

TOTAL SHORT-TERM INVESTMENTS (cost $6,940,446)			6,940,868

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT — 129.0% (cost $690,308,469)			784,878,514

	Shares
SECURITIES SOLD SHORT(q) — (29.0)%
COMMON STOCKS
Aerospace & Defense — (0.4)%
DigitalGlobe, Inc.*	77,000	$(2,139,830)

Air Freight & Logistics — (0.3)%
UTi Worldwide, Inc.*	47,600	(475,524)
XPO Logistics, Inc.*	31,400	(1,418,652)

		(1,894,176)

Airlines — (0.2)%
American Airlines Group, Inc.	29,300	(1,170,097)

Automobiles — (0.3)%
Tesla Motors, Inc.*	5,400	(1,448,604)
Winnebago Industries, Inc.	10,100	(238,259)

		(1,686,863)

Banks — (0.1)%
PacWest Bancorp	7,600	(355,376)

Biotechnology — (2.1)%
ACADIA Pharmaceuticals, Inc.*	55,500	(2,324,340)
AMAG Pharmaceuticals, Inc.*	32,600	(2,251,356)
KYTHERA Biopharmaceuticals, Inc.*	28,900	(2,176,459)
Seattle Genetics, Inc.*	127,300	(6,161,320)

		(12,913,475)

	Shares	Value (Note 2)
SECURITIES SOLD SHORT(q) (continued)
COMMON STOCKS (continued)
Building Products
Ply Gem Holdings, Inc.*	19,400	$(228,726)

Chemicals — (0.6)%
American Vanguard Corp.	26,800	(369,840)
Balchem Corp.	14,800	(824,656)
Flotek Industries, Inc.*	48,900	(612,717)
Platform Specialty Products Corp.*	71,900	(1,839,202)

		(3,646,415)

Commercial Services & Supplies — (0.5)%
Covanta Holding Corp.	87,100	(1,845,649)
Mobile Mini, Inc.	5,200	(218,608)
US Ecology, Inc.	22,500	(1,096,200)

		(3,160,457)

Communications Equipment — (0.8)%
CalAmp Corp.*	31,400	(573,364)
Finisar Corp.*	134,900	(2,410,663)
Ubiquiti Networks, Inc.	6,700	(213,831)
ViaSat, Inc.*	28,100	(1,693,306)

		(4,891,164)

Containers & Packaging — (0.6)%
Ball Corp.	48,800	(3,423,320)

Diversified Consumer Services — (0.7)%
Houghton Mifflin Harcourt Co.*	61,900	(1,559,880)
Sotheby’s	55,300	(2,501,772)

		(4,061,652)

Electrical Equipment — (0.1)%
Power Solutions International, Inc.*	7,400	(399,748)

Electronic Equipment, Instruments & Components — (1.5)%
Belden, Inc.	15,000	(1,218,450)
FARO Technologies, Inc.*	17,900	(835,930)
FEI Co.	32,800	(2,720,104)
MTS Systems Corp.	6,200	(427,490)
Universal Display Corp.*	38,500	(1,991,605)
Zebra Technologies Corp. (Class A Stock)*	18,900	(2,098,845)

		(9,292,424)

Energy Equipment & Services — (0.5)%
Patterson-UTI Energy, Inc.	129,300	(2,432,780)
Rowan Cos. PLC (Class A Stock)	22,800	(481,308)

		(2,914,088)

Food & Staples Retailing — (0.7)%
Diplomat Pharmacy, Inc.*	5,900	(264,025)
Sprouts Farmers Market, Inc.*	39,200	(1,057,616)
Walgreens Boots Alliance, Inc.	33,100	(2,794,964)

		(4,116,605)

Food Products — (1.2)%
Boulder Brands, Inc.*	38,600	(267,884)
Darling Ingredients, Inc.*	131,300	(1,924,858)
Diamond Foods, Inc.*	19,800	(621,324)
Hain Celestial Group, Inc. (The)*	35,800	(2,357,788)
Keurig Green Mountain, Inc.	3,500	(268,205)
TreeHouse Foods, Inc.*	20,600	(1,669,218)

		(7,109,277)

SEE NOTES TO FINANCIAL STATEMENTS.

A265

AST QMA US EQUITY ALPHA PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

SECURITIES SOLD SHORT(q) (continued)	Shares	Value (Note 2)
COMMON STOCKS (continued)
Gas Utilities — (0.1)%
Northwest Natural Gas Co.	15,100	$(636,918)

Health Care Equipment & Supplies — (1.0)%
Endologix, Inc.*	73,600	(1,129,024)
HeartWare International, Inc.*	19,500	(1,417,455)
Insulet Corp.*	72,400	(2,243,314)
Spectranetics Corp. (The)*	51,400	(1,182,714)

		(5,972,507)

Health Care Providers & Services — (1.3)%
Acadia Healthcare Co., Inc.*	36,400	(2,851,212)
Adeptus Health, Inc. (Class A Stock)*	5,000	(474,950)
ExamWorks Group, Inc.*	45,100	(1,763,410)
Healthways, Inc.*	38,400	(460,032)
Kindred Healthcare, Inc.	89,400	(1,813,926)
PharMerica Corp.*	23,000	(765,900)

		(8,129,430)

Hotels, Restaurants & Leisure — (0.5)%
La Quinta Holdings, Inc.*	23,200	(530,120)
Wynn Resorts Ltd.	26,700	(2,634,489)

		(3,164,609)

Household Durables — (0.1)%
William Lyon Homes (Class A Stock)*	26,500	(680,255)

Independent Power & Renewable Electricity Producers — (0.5)%
NRG Yield, Inc. (Class A Stock)	8,500	(186,915)
Pattern Energy Group, Inc.	35,000	(993,300)
TerraForm Power, Inc. (Class A Stock)*	55,700	(2,115,486)

		(3,295,701)

Internet Software & Services — (0.6)%
Cornerstone OnDemand, Inc.*	61,800	(2,150,640)
Marketo, Inc.*	44,700	(1,254,282)

		(3,404,922)

IT Services — (0.8)%
Alliance Data Systems Corp.*	10,800	(3,152,952)
FleetCor Technologies, Inc.*	10,900	(1,701,054)

		(4,854,006)

Leisure Products — (0.1)%
Callaway Golf Co.	73,200	(654,408)

Life Sciences Tools & Services — (0.3)%
Albany Molecular Research, Inc.*	41,700	(843,174)
Fluidigm Corp.*	34,700	(839,740)

		(1,682,914)

Machinery — (0.1)%
Colfax Corp.*	4,500	(207,675)
Proto Labs, Inc.*	8,100	(546,588)

		(754,263)

Media — (0.4)%
Lions Gate Entertainment Corp.	29,500	(1,092,975)
Media General, Inc.*	90,800	(1,500,016)

		(2,592,991)

Metals & Mining — (0.2)%
Allegheny Technologies, Inc.	42,000	(1,268,400)

SECURITIES SOLD SHORT(q) (continued)	Shares	Value (Note 2)
COMMON STOCKS (continued)
Multiline Retail
Tuesday Morning Corp.*	26,200	$(295,143)

Multi-Utilities — (0.1)%
NorthWestern Corp.	9,400	(458,250)

Oil, Gas & Consumable Fuels — (2.4)%
Bonanza Creek Energy, Inc.*	61,100	(1,115,075)
Diamondback Energy, Inc.*	25,900	(1,952,342)
GasLog Ltd. (Monaco)	10,100	(201,495)
Golar LNG Ltd. (Bermuda)	114,800	(5,372,640)
Memorial Resource Development Corp.*	18,600	(352,842)
Oasis Petroleum, Inc.*	29,300	(464,405)
Parsley Energy, Inc. (Class A Stock)*	20,800	(362,336)
Pioneer Natural Resources Co.	18,400	(2,551,896)
Rice Energy, Inc.*	100,200	(2,087,166)

		(14,460,197)

Paper & Forest Products — (0.5)%
Louisiana-Pacific Corp.*	182,300	(3,104,569)

Pharmaceuticals — (1.5)%
BioDelivery Sciences International, Inc.*	65,300	(519,788)
Cempra, Inc.*	38,700	(1,329,732)
Depomed, Inc.*	73,900	(1,585,894)
Impax Laboratories, Inc.*	52,200	(2,397,024)
Medicines Co. (The)*	81,800	(2,340,298)
Pacira Pharmaceuticals, Inc.*	11,000	(777,920)
Sagent Pharmaceuticals, Inc.*	19,500	(474,045)

		(9,424,701)

Professional Services — (0.5)%
Advisory Board Co. (The)*	40,700	(2,225,069)
Huron Consulting Group, Inc.*	12,900	(904,161)

		(3,129,230)

Real Estate Investment Trusts (REITs) — (0.4)%
Plum Creek Timber Co., Inc.	64,800	(2,628,936)

Real Estate Management & Development — (0.1)%
Howard Hughes Corp. (The)*	5,000	(717,700)

Road & Rail — (0.6)%
Genesee & Wyoming, Inc. (Class A Stock)*	15,900	(1,211,262)
Hertz Global Holdings, Inc.*	116,100	(2,103,732)
Saia, Inc.*	4,800	(188,592)

		(3,503,586)

Semiconductors & Semiconductor Equipment — (1.6)%
Applied Micro Circuits Corp.*	83,200	(561,600)
Atmel Corp.	185,800	(1,831,059)
Cypress Semiconductor Corp.*	112,500	(1,323,000)
Entegris, Inc.*	13,700	(199,609)
M/A-COM Technology Solutions Holdings, Inc.*	23,300	(891,225)
NVIDIA Corp.	187,700	(3,774,647)
Ultratech, Inc.*	32,700	(606,912)
Veeco Instruments, Inc.*	28,400	(816,216)

		(10,004,268)

Software — (2.2)%
Blackbaud, Inc.	5,600	(318,920)
NetSuite, Inc.*	41,000	(3,761,750)
Proofpoint, Inc.*	43,400	(2,763,278)

SEE NOTES TO FINANCIAL STATEMENTS.

A266

AST QMA US EQUITY ALPHA PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

SECURITIES SOLD SHORT(q) (continued)	Shares	Value (Note 2)
COMMON STOCKS (continued)
Software (cont’d.)
QLIK Technologies, Inc.*	7,200	$(251,712)
Red Hat, Inc.*	20,900	(1,586,937)
Splunk, Inc.*	56,000	(3,898,718)
Workday, Inc. (Class A Stock)*	8,800	(672,232)

		(13,253,547)

Specialty Retail — (1.8)%
Advance Auto Parts, Inc.	11,300	(1,799,977)
Mattress Firm Holding Corp.*	4,900	(298,655)
Men’s Wearhouse, Inc. (The)	60,800	(3,895,456)
Monro Muffler Brake, Inc.	23,700	(1,473,192)
Restoration Hardware Holdings, Inc.*	26,900	(2,626,247)
Signet Jewelers Ltd.	5,700	(730,968)

		(10,824,495)

Technology Hardware, Storage & Peripherals — (0.1)%
Cray, Inc.*	13,200	(389,532)
Silicon Graphics International Corp.*	36,400	(235,508)

		(625,040)

Textiles, Apparel & Luxury Goods — (0.6)%
Crocs, Inc.*	60,200	(885,542)
Under Armour, Inc. (Class A Stock)*	31,000	(2,586,640)

		(3,472,182)

TOTAL SECURITIES SOLD SHORT (proceeds received $170,570,043)		(176,396,861)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT — 100.0% (cost $519,738,426)		608,481,653
OTHER ASSETS IN EXCESS OF LIABILITIES(x) — 0.0%		164,512

NET ASSETS — 100.0%		$608,646,165

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects yield to maturity at purchase date.

(q)	The aggregate value of securities sold short is $176,396,861. Deposit with BNP Paribas combined with securities segregated as collateral in an amount of $565,032,079, exceeds the value of securities sold short as of June 30, 2015. Securities sold short are subject to contractual netting arrangements.

(u)	Represents security, of a portion thereof, segregated as collateral for short sales. The aggregate value of such securities is $565,032,079.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2015	Unrealized Depreciation(1)
Long Positions:
64	S&P 500 E-Mini	Sep. 2015	$6,675,988	$6,574,080	$(101,908)
6	S&P Mid 400 E-Mini	Sep. 2015	915,900	898,860	(17,040)

					$(118,948)

(1)	U.S. Treasury obligation with a market value of $1,300,000 has been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at June 30, 2015.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A267

AST QMA US EQUITY ALPHA PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$18,751,986	$—	$—
Air Freight & Logistics	9,044,103	—	—
Airlines	4,769,700	—	—
Auto Components	1,035,177	—	—
Automobiles	2,797,116	—	—
Banks	31,877,810	—	—
Beverages	15,682,338	—	—
Biotechnology	32,358,520	—	—
Building Products	5,854,792	—	—
Capital Markets	15,910,514	—	—
Chemicals	17,651,774	—	—
Commercial Services & Supplies	2,531,827	—	—
Communications Equipment	18,473,512	—	—
Construction & Engineering	380,808	—	—
Construction Materials	3,274,908	—	—
Consumer Finance	1,296,080	—	—
Containers & Packaging	2,854,432	—	—
Distributors	931,112	—	—
Diversified Consumer Services	204,792	—	—
Diversified Financial Services	7,413,643	—	—
Diversified Telecommunication Services	12,000,310	—	—
Electric Utilities	6,376,610	—	—
Electrical Equipment	6,699,116	—	—
Electronic Equipment, Instruments & Components	9,011,275	—	—
Energy Equipment & Services	12,124,970	—	—
Food & Staples Retailing	15,965,398	—	—
Food Products	13,776,145	—	—
Gas Utilities	4,373,683	—	—
Health Care Equipment & Supplies	17,765,820	—	—
Health Care Providers & Services	31,003,071	—	—
Health Care Technology	234,360	—	—
Hotels, Restaurants & Leisure	19,231,144	—	—
Household Durables	2,783,834	—	—
Household Products	12,443,509	—	—
Independent Power & Renewable Electricity Producers	6,719,174	—	—
Industrial Conglomerates	8,454,281	—	—
Insurance	13,311,726	—	—
Internet & Catalog Retail	4,445,278	—	—
Internet Software & Services	19,565,162	—	—
IT Services	20,898,069	—	—
Leisure Products	6,175,380	—	—
Life Sciences Tools & Services	9,866,608	—	—
Machinery	6,433,328	—	—
Marine	899,656	—	—
Media	22,044,967	—	—
Metals & Mining	2,551,486	—	—
Multiline Retail	7,283,921	—	—
Multi-Utilities	4,952,072	—	—
Oil, Gas & Consumable Fuels	55,409,102	—	—
Paper & Forest Products	3,919,051	—	—
Pharmaceuticals	41,900,218	—	—
Professional Services	3,752,204	—	—
Real Estate Investment Trusts (REITs)	25,190,241	—	—
Real Estate Management & Development	6,357,900	—	—
Road & Rail	8,660,060	—	—
Semiconductors & Semiconductor Equipment	28,275,957	—	—
Software	40,520,916	—	—
Specialty Retail	30,467,411	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A268

AST QMA US EQUITY ALPHA PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

	Level 1	Level 2	Level 3
Technology Hardware, Storage & Peripherals	$27,808,595	$—	$—
Textiles, Apparel & Luxury Goods	6,268,636	—	—
Thrifts & Mortgage Finance	214,828	—	—
Tobacco	8,013,654	—	—
Wireless Telecommunication Services	693,576	—	—
Affiliated Money Market Mutual Fund	5,640,868	—	—
U.S. Treasury Obligation	—	1,300,000	—
Securities Sold Short – Common Stocks
Aerospace & Defense	(2,139,830)	—	—
Air Freight & Logistics	(1,894,176)	—	—
Airlines	(1,170,097)	—	—
Automobiles	(1,686,863)	—	—
Banks	(355,376)	—	—
Biotechnology	(12,913,475)	—	—
Building Products	(228,726)	—	—
Chemicals	(3,646,415)	—	—
Commercial Services & Supplies	(3,160,457)	—	—
Communications Equipment	(4,891,164)	—	—
Containers & Packaging	(3,423,320)	—	—
Diversified Consumer Services	(4,061,652)	—	—
Electrical Equipment	(399,748)	—	—
Electronic Equipment, Instruments & Components	(9,292,424)	—	—
Energy Equipment & Services	(2,914,088)	—	—
Food & Staples Retailing	(4,116,605)	—	—
Food Products	(7,109,277)	—	—
Gas Utilities	(636,918)	—	—
Health Care Equipment & Supplies	(5,972,507)	—	—
Health Care Providers & Services	(8,129,430)	—	—
Hotels, Restaurants & Leisure	(3,164,609)	—	—
Household Durables	(680,255)	—	—
Independent Power & Renewable Electricity Producers	(3,295,701)	—	—
Internet Software & Services	(3,404,922)	—	—
IT Services	(4,854,006)	—	—
Leisure Products	(654,408)	—	—
Life Sciences Tools & Services	(1,682,914)	—	—
Machinery	(754,263)	—	—
Media	(2,592,991)	—	—
Metals & Mining	(1,268,400)	—	—
Multiline Retail	(295,143)	—	—
Multi-Utilities	(458,250)	—	—
Oil, Gas & Consumable Fuels	(14,460,197)	—	—
Paper & Forest Products	(3,104,569)	—	—
Pharmaceuticals	(9,424,701)	—	—
Professional Services	(3,129,230)	—	—
Real Estate Investment Trusts (REITs)	(2,628,936)	—	—
Real Estate Management & Development	(717,700)	—	—
Road & Rail	(3,503,586)	—	—
Semiconductors & Semiconductor Equipment	(10,004,268)	—	—
Software	(13,253,547)	—	—
Specialty Retail	(10,824,495)	—	—
Technology Hardware, Storage & Peripherals	(625,040)	—	—
Textiles, Apparel & Luxury Goods	(3,472,182)	—	—
Other Financial Instruments*
Financial Futures Contracts	(118,948)	—	—

Total	$607,062,705	$1,300,000	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

SEE NOTES TO FINANCIAL STATEMENTS.

A269

AST QMA US EQUITY ALPHA PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2015 were as follows:

Oil, Gas & Consumable Fuels	9.1%
Pharmaceuticals	6.9
Software	6.7
Biotechnology	5.3
Banks	5.2
Health Care Providers & Services	5.1
Specialty Retail	5.0
Semiconductors & Semiconductor Equipment	4.7
Technology Hardware, Storage & Peripherals	4.6
Real Estate Investment Trusts (REITs)	4.1
Media	3.6
IT Services	3.4
Internet Software & Services	3.2
Hotels, Restaurants & Leisure	3.2
Aerospace & Defense	3.1
Communications Equipment	3.0
Health Care Equipment & Supplies	2.9
Chemicals	2.9
Food & Staples Retailing	2.6
Capital Markets	2.6
Beverages	2.6
Food Products	2.3
Insurance	2.2
Household Products	2.0
Energy Equipment & Services	2.0
Diversified Telecommunication Services	2.0
Life Sciences Tools & Services	1.6
Air Freight & Logistics	1.5
Electronic Equipment, Instruments & Components	1.5
Road & Rail	1.4
Industrial Conglomerates	1.4
Tobacco	1.3
Diversified Financial Services	1.2
Multiline Retail	1.2
Independent Power & Renewable Electricity Producers	1.1
Electrical Equipment	1.1
Machinery	1.1
Electric Utilities	1.1
Real Estate Management & Development	1.1
Textiles, Apparel & Luxury Goods	1.0
Leisure Products	1.0
Building Products	1.0
Affiliated Money Market Mutual Fund	0.9
Multi-Utilities	0.8
Airlines	0.8
Internet & Catalog Retail	0.7
Gas Utilities	0.7
Paper & Forest Products	0.6
Professional Services	0.6
Construction Materials	0.5
Containers & Packaging	0.5
Automobiles	0.5
Household Durables	0.5

Metals & Mining	0.4%
Commercial Services & Supplies	0.4
U.S. Treasury Obligations	0.2
Consumer Finance	0.2
Auto Components	0.2
Distributors	0.2
Marine	0.2
Wireless Telecommunication Services	0.1
Construction & Engineering	0.1
Banks	(0.1)
Electrical Equipment	(0.1)
Multi-Utilities	(0.1)
Technology Hardware, Storage & Peripherals	(0.1)
Gas Utilities	(0.1)
Leisure Products	(0.1)
Household Durables	(0.1)
Real Estate Management & Development	(0.1)
Machinery	(0.1)
Airlines	(0.2)
Metals & Mining	(0.2)
Life Sciences Tools & Services	(0.3)
Automobiles	(0.3)
Air Freight & Logistics	(0.3)
Aerospace & Defense	(0.4)
Media	(0.4)
Real Estate Investment Trusts (REITs)	(0.4)
Energy Equipment & Services	(0.5)
Paper & Forest Products	(0.5)
Professional Services	(0.5)
Commercial Services & Supplies	(0.5)
Hotels, Restaurants & Leisure	(0.5)
Independent Power & Renewable Electricity Producers	(0.5)
Internet Software & Services	(0.6)
Containers & Packaging	(0.6)
Textiles, Apparel & Luxury Goods	(0.6)
Road & Rail	(0.6)
Chemicals	(0.6)
Diversified Consumer Services	(0.7)
Food & Staples Retailing	(0.7)
IT Services	(0.8)
Communications Equipment	(0.8)
Health Care Equipment & Supplies	(1.0)
Food Products	(1.2)
Health Care Providers & Services	(1.3)
Electronic Equipment, Instruments & Components	(1.5)
Pharmaceuticals	(1.5)
Semiconductors & Semiconductor Equipment	(1.6)
Specialty Retail	(1.8)
Biotechnology	(2.1)
Software	(2.2)
Oil, Gas & Consumable Fuels	(2.4)

100.0
Other assets in excess of liabilities	—

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

SEE NOTES TO FINANCIAL STATEMENTS.

A270

AST QMA US EQUITY ALPHA PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Fair values of derivative instruments as of June 30, 2015 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Due from/to broker — variation margin futures	$(118,948	)*	—	$—

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$491,697

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(490,077)

For the six months ended June 30, 2015, the Portfolio’s average value at trade date for futures long position was $12,662,953.

SEE NOTES TO FINANCIAL STATEMENTS.

A271

AST QMA US EQUITY ALPHA PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2015

ASSETS:
Investments at value:
Unaffiliated investments (cost $684,667,601)	$779,237,646
Affiliated investments (cost $5,640,868)	5,640,868
Receivable for investments sold	1,137,216
Dividends and interest receivable	895,357
Due from broker—variation margin futures	13,560
Tax reclaim receivable	1,831
Receivable for fund share sold	1,500
Prepaid expenses	599

Total Assets	786,928,577

LIABILITIES:
Securities sold short, at value (proceeds received $170,570,043)	176,396,861
Payable for investments purchased	1,106,958
Payable for fund share repurchased	319,846
Advisory fees payable	236,686
Due to broker	80,858
Accrued expenses and other liabilities	65,539
Dividends payable on securities sold short	58,883
Distribution fee payable	8,451
Payable to custodian	7,980
Affiliated transfer agent fee payable	350

Total Liabilities	178,282,412

NET ASSETS	$608,646,165

Net assets were comprised of:
Paid-in capital	$401,318,326
Retained earnings	207,327,839

Net assets, June 30, 2015	$608,646,165

Net asset value and redemption price per share, $608,646,165 / 28,280,795 outstanding shares of beneficial interest	$21.52

SEE NOTES TO FINANCIAL STATEMENTS.

A272

AST QMA US EQUITY ALPHA PORTFOLIO (continued)

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2015

INCOME
Unaffiliated dividend income (net of $605 foreign withholding tax)	$7,671,381
Affiliated dividend income	10,521
Interest income	673

7,682,575

EXPENSES
Advisory fees	3,043,250
Distribution fee	309,647
Broker fees and expenses on short sales	766,949
Dividends on securities sold short	471,139
Custodian and accounting fees	58,000
Audit fee	19,000
Trustees’ fees	8,000
Legal fees and expenses	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Insurance expenses	3,000
Shareholders’ reports	3,000
Loan interest expense	42
Miscellaneous	6,004

Total expenses	4,697,031

NET INVESTMENT INCOME	2,985,544

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	35,703,510
Futures transactions	491,697
Short sales transactions	(11,644,551)

24,550,656

Net change in unrealized appreciation (depreciation) on:
Investments	(16,343,974)
Futures	(490,077)
Short sales	1,020,169
Foreign currencies	(67)

(15,813,949)

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	8,736,707

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,722,251

STATEMENT OF CASH FLOWS

(Unaudited)

Six Months Ended June 30, 2015

INCREASE (DECREASE) IN CASH
CASH FLOWS PROVIDED FROM OPERATING
ACTIVITIES:
Interest and dividends received	$7,768,252
Operating expenses paid	(3,435,963)
Dividends paid on securities sold short	(463,403)
Broker fees and expense on short sales	(767,070)
Purchases of long-term portfolio investments	(395,911,371)
Net purchases and sales of short-term portfolio investments	6,294,532
Proceeds from disposition of long-term portfolio investments	384,258,676
Net payments from cover of short sales	(143,080,103)
Net proceeds received from securities sold short	136,111,744
Net payment for futures transactions	(176,535)
Decrease in deposit with broker	67,007
Increase due to broker	80,858
Increase in other assets	3,499

NET CASH USED FROM OPERATING ACTIVITIES	(9,249,877)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from fund share sold	74,726,931
Payment of fund share repurchased	(65,485,034)

Proceeds from borrowings	7,980
NET CASH PROVIDED FROM FINANCING ACTIVITIES	9,249,877

Net change in cash	—
Cash at beginning of period	—

CASH AT END OF PERIOD	$—

RECONCILIATION OF NET INCREASE IN NET ASSETS TO NET CASH USED FROM OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$11,722,251

Decrease in investments	(11,805,167)
Net realized gain on investment and foreign currency transactions	(24,550,656)
Decrease in net unrealized appreciation on investments	15,813,949
Decrease in net cash paid for future and foreign transactions	(490,144)
Increase in receivable for investments sold	(1,137,216)
Increase in dividends and interest receivable	86,344
Decrease in deposit broker	67,007
Increase in due from broker—variation margin futures	(178,155)
Decrease in prepaid assets	3,499
Increase in payable for investments purchased	1,106,958
Increase in due to broker	80,858
Increase in dividends paid on securities sold short	7,615
Increase in accrued expenses and other liabilities	22,980

Total adjustments	(20,972,128)

NET CASH PROVIDED FROM OPERATING ACTIVITIES	$(9,249,877)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2015	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$2,985,544	$3,825,189
Net realized gain on investment transactions	24,550,656	65,350,090
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(15,813,949)	11,393,901

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	11,722,251	80,569,180

FUND SHARE TRANSACTIONS:
Fund share sold [3,339,542 and 5,527,683 shares, respectively]	72,266,603	111,302,236
Fund share repurchased [3,032,910 and 4,191,817 shares, respectively]	(65,803,807)	(81,235,600)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	6,462,796	30,066,636

TOTAL INCREASE IN NET ASSETS	18,185,047	110,635,816
NET ASSETS:
Beginning of period	590,461,118	479,825,302

End of period	$608,646,165	$590,461,118

SEE NOTES TO FINANCIAL STATEMENTS.

A273

AST QUANTITATIVE MODELING PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

LONG-TERM INVESTMENTS — 99.5%
AFFILIATED MUTUAL FUNDS	Shares	Value (Note 2)
AST AQR Emerging Markets Equity Portfolio*	129,252	$1,314,498
AST AQR Large-Cap Portfolio*	7,473,662	101,641,798
AST Boston Partners Large-Cap Value Portfolio*	1,206,117	22,071,940
AST ClearBridge Dividend Growth Portfolio*	1,723,010	22,536,977
AST Goldman Sachs Large-Cap Value Portfolio*	818,284	22,101,850
AST Goldman Sachs Mid-Cap Growth Portfolio*	214,112	1,685,059
AST Goldman Sachs Small-Cap Value Portfolio*	151,072	2,788,782
AST Goldman Sachs Strategic Income Portfolio*	1,274,238	12,334,621
AST Herndon Large-Cap Value Portfolio*	1,270,320	16,603,081
AST High Yield Portfolio*	1,083,974	9,333,019
AST International Growth Portfolio*	3,497,971	50,475,725
AST International Value Portfolio*	2,736,885	50,194,474
AST Jennison Large-Cap Growth Portfolio*	1,204,160	27,310,339
AST Large-Cap Value Portfolio*	966,048	22,054,887
AST Loomis Sayles Large-Cap Growth Portfolio*	980,957	32,508,907
AST Lord Abbett Core Fixed Income Portfolio*	1,935,348	23,127,414
AST MFS Growth Portfolio*	1,583,822	27,225,893
AST MFS Large-Cap Value Portfolio*	1,075,966	16,548,361
AST Mid-Cap Value Portfolio*	82,152	1,707,126
AST Money Market Portfolio*	678,762	678,762
AST Neuberger Berman Core Bond Portfolio*	1,139,983	12,334,621
AST Neuberger Berman Mid-Cap Growth Portfolio*	43,662	1,686,236
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	60,525	1,706,213
AST Parametric Emerging Markets Equity Portfolio*	134,121	1,141,369
AST PIMCO Limited Maturity Bond Portfolio*	457,221	4,773,384
AST Prudential Core Bond Portfolio*	5,516,378	61,673,104
AST QMA Emerging Markets Equity Portfolio*	83,721	822,981

AFFILIATED MUTUAL FUNDS (continued)	Shares	Value (Note 2)
AST QMA International Core Equity Portfolio*	2,310,886	$25,073,114
AST QMA Large-Cap Portfolio*	7,359,614	101,636,263
AST Small-Cap Growth Opportunities Portfolio*	640,762	10,162,488
AST Small-Cap Growth Portfolio*	287,618	10,196,055
AST Small-Cap Value Portfolio*	849,655	18,641,431
AST T. Rowe Price Equity Income Portfolio*	846,862	11,026,142
AST T. Rowe Price Large-Cap Growth Portfolio*	921,817	21,819,415
AST T. Rowe Price Natural Resources Portfolio*	24,555	493,074
AST Western Asset Core Plus Bond Portfolio*	3,932,342	44,750,052
AST Western Asset Emerging Markets Debt Portfolio*	240,058	2,330,967

TOTAL AFFILIATED MUTUAL FUNDS (cost $724,717,816)(w)		794,510,422

SHORT-TERM INVESTMENT — 0.8%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $6,379,933)(w)(Note 4)	6,379,933	6,379,933

TOTAL INVESTMENTS — 100.3% (cost $731,097,749)		800,890,355
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(2,303,381)

NET ASSETS — 100.0%		$798,586,974

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$800,890,355	$—	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A274

AST QUANTITATIVE MODELING PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

The investment allocation of Portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2015 were as follows:

Investment Type

Large/Mid-Cap Growth	40.9%
Core Bonds	19.9
Large/Mid-Cap Value	12.9
International Value	9.4
International Growth	6.3
Large/Mid-Cap Blend	2.8
Small-Cap Value	2.7
Small-Cap Growth	2.5
High Yield	1.2
Money Market	0.9
Emerging Markets	0.7
Sector	0.1

100.3
Liabilities in excess of other assets	(0.3)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A275

AST QUANTITATIVE MODELING PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2015

ASSETS:
Investments at value:
Affiliated investments (cost $731,097,749)	$800,890,355
Receivable for investments sold	7,573,000
Receivable for fund share sold	932,012
Dividends receivable	784
Prepaid expenses	68

Total Assets	809,396,219

LIABILITIES:
Payable for investments purchased	10,697,773
Advisory fees payable	60,227
Accrued expenses and other liabilities	50,895
Affiliated transfer agent fee payable	350

Total Liabilities	10,809,245

NET ASSETS	$798,586,974

Net assets were comprised of:
Paid-in capital	$672,470,176
Retained earnings	126,116,798

Net assets, June 30, 2015	$798,586,974

Net asset value and redemption price per share, $798,586,974 / 58,776,422 outstanding shares of beneficial interest	$13.59

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2015

INCOME
Affiliated dividend income	$4,128

EXPENSES
Advisory fees	911,740
Custodian and accounting fees	33,000
Audit fee	11,000
Trustees’ fees	7,000
Legal fees and expenses	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Shareholders’ reports	2,000
Miscellaneous	5,913

Total expenses	979,653

NET INVESTMENT LOSS	(975,525)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investment transactions (including affiliated $22,044,048)	22,044,048
Net change in unrealized appreciation (depreciation)on investments (including affiliated $(5,473,649))	(5,473,649)

NET GAIN ON INVESTMENTS	16,570,399

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,594,874

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2015	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment loss	$(975,525)	$(1,503,300)
Net realized gain on investment transactions	22,044,048	13,403,253
Net change in unrealized appreciation (depreciation) on investments	(5,473,649)	23,058,763

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	15,594,874	34,958,716

FUND SHARE TRANSACTIONS:
Fund share sold [9,497,232 and 15,723,066 shares, respectively]	129,261,581	201,282,789
Fund share repurchased [350,795 and 598,766 shares, respectively]	(4,808,134)	(7,692,198)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	124,453,447	193,590,591

TOTAL INCREASE IN NET ASSETS	140,048,321	228,549,307
NET ASSETS:
Beginning of period	658,538,653	429,989,346

End of period	$798,586,974	$658,538,653

SEE NOTES TO FINANCIAL STATEMENTS.

A276

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

LONG-TERM INVESTMENTS — 101.8% ASSET-BACKED SECURITIES — 3.7%	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Non-Residential Mortgage-Backed Securities — 2.0%
Avis Budget Rental Car Funding AESOP LLC, Series 2013-2A, Class A, 144A	2.970%		02/20/20	2,130	$2,187,282
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A, 144A	2.460%		07/20/20	8,170	8,223,636
BankAmerica Manufactured Housing Contract Trust, Series 1997-2, Class M	6.900%	(c)	04/10/28	1,825	1,889,537
Consumer Credit Origination Loan Trust, Series 2015-1, Class A, 144A	2.820%		03/15/21	3,277	3,295,961
Greenpoint Manufactured Housing, Series 1999-2, Class A2	2.900%	(c)	03/18/29	2,500	2,287,663
Greenpoint Manufactured Housing, Series 1999-3, Class 1A7	7.270%		06/15/29	4,044	4,076,501
Greenpoint Manufactured Housing, Series 1999-3, Class 2A2	3.549%	(c)	06/19/29	1,175	1,022,250
Greenpoint Manufactured Housing, Series 1999-4, Class A2	0.174%	(c)	02/20/30	1,050	913,500
Hertz Vehicle Financing LLC, Series 2013-1A, Class A2, 144A	1.830%		08/25/19	2,250	2,238,352
JGWPT XXXIII LLC, Series 2014-3A, Class A, 144A	3.500%		06/15/77	4,817	4,816,183
Manufactured Housing Contract Trust Pass-Through Certificates, Series 2001-2, Class IA2	3.685%	(c)	02/20/32	1,425	1,307,741
Manufactured Housing Contract Trust Pass-Through Certificates, Series 2001-2, Class IIA2	3.686%	(c)	03/13/32	2,325	2,107,013
National Collegiate Student Loan Trust, Series 2006-3, Class A4	0.455%	(c)	03/26/29	10,500	9,595,509
Nelnet Student Loan Trust, Series 2005-4, Class A4R2	2.035%	(s)	03/22/32	6,700	6,378,052
Northstar Education Finance, Inc., Series 2007-1, Class A6, Revenue Bonds	0.855%	(c)	01/29/46	5,925	5,619,454
SLM Student Loan Trust, Series 2005-6, Class B	0.567%	(c)	01/25/44	2,524	2,278,742
SLM Student Loan Trust, Series 2007-7, Class B	1.027%	(c)	10/25/28	4,150	3,698,634
South Carolina Student Loan Corp., Series 2010-1, Class A3, Revenue Bonds	1.326%	(c)	10/27/36	2,500	2,491,575
SpringCastle America Funding LLC, Series 2014-AA, Class A, 144A	2.700%		05/25/23	8,424	8,476,435
United States Small Business Administration, Series 2015-20D, Class 1	2.510%		04/01/35	1,310	1,305,869
United States Small Business Administration, Series 2015-20F, Class 1	2.330%		06/01/35	1,060	1,074,592

					75,284,481

Residential Mortgage-Backed Securities — 1.7%
Ameriquest Mortgage Securities, Inc., Series 2004-R2, Class A1A	0.871%	(c)	04/25/34	1,507	1,482,984
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W8, Class A2	1.145%	(c)	05/25/34	7,795	7,680,133
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-W2, Class M1	0.675%	(c)	10/25/35	5,000	4,069,290
Bear Stearns Asset-Backed Securities Trust, Series 2004-SD3, Class A3	0.755%	(c)	09/25/34	635	623,581

SEE NOTES TO FINANCIAL STATEMENTS.

A277

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Residential Mortgage-Backed Securities (continued)
Bear Stearns Asset-Backed Securities Trust, Series 2007-SD1, Class 22A1	2.547%	(c)	10/25/36	248	$184,289
Citigroup Mortgage Loan Trust, Inc., Series 2005-SHL1, Class M1, 144A	0.935%	(c)	07/25/44	8,579	8,141,445
Countrywide Asset-Backed Certificates, Series 2004-5, Class M2	1.190%	(c)	07/25/34	551	518,699
Countrywide Asset-Backed Certificates, Series 2004-13, Class MF1	5.071%	(c)	04/25/35	3,541	3,297,477
Countrywide Asset-Backed Certificates, Series 2006-SD3, Class A1, 144A	0.515%	(c)	07/25/36	1,087	895,615
Countrywide Home Equity Loan Trust, Series 2006-HW, Class 2A1A	0.302%	(c)	11/15/36	209	182,893
Countrywide Home Equity Loan Trust, Series 2006-HW, Class 2A1B	0.305%	(c)	11/15/36	400	351,500
Equity One Mortgage Pass-Through Trust, Series 2002-5, Class M1	5.803%	(c)	11/25/32	4,448	4,515,726
Nomura Home Equity Loan, Inc./Home Equity Loan Trust, Series 2006-HE2, Class A4	0.455%	(c)	03/25/36	16,000	13,378,064
NovaStar Mortgage Funding Trust, Series 2003-3, Class A2C	1.245%	(c)	12/25/33	1,184	1,109,798
People’s Choice Home Loan Securities Trust, Series 2004-2, Class M1	1.085%	(c)	10/25/34	1,220	1,208,576
RAMP Series Trust, Series 2006-RZ1, Class M2	0.605%	(c)	03/25/36	10,000	8,724,240
RAMP Series Trust, Series 2006-RZ4, Class A3	0.455%	(c)	10/25/36	3,350	2,813,705
Renaissance Home Equity Loan Trust, Series 2006-3, Class AV3	0.425%	(c)	11/25/36	3,390	1,576,119
Saxon Asset Securities Trust, Series 2005-1, Class M1	0.871%	(c)	05/25/35	3,887	3,695,477
Soundview Home Equity Loan Trust, Series 2004-WMC1, Class M1	0.935%	(c)	01/25/35	2,383	2,130,623

					66,580,234

TOTAL ASSET-BACKED SECURITIES (cost $139,394,398)					141,864,715

BANK LOANS(c) — 3.0%
Aerospace & Defense
Accudyne Industries LLC (Luxembourg), Refinancing Term Loan	4.000%		12/13/19	1,000	965,415
B/E Aerospace, Inc., Term Loan	4.000%		12/16/21	828	832,059

					1,797,474

Airlines — 0.1%
American Airlines, Inc., Term Loan B	3.500%		06/27/20	2,358	2,333,437

Commercial Services & Supplies — 0.1%
ADS Waste Holdings, Inc., Initial Tranche Term Loan B-2	3.750%		10/09/19	632	624,409
Brickman Group Ltd. (The)	—%	(p)	12/18/20	1,170	1,163,175
Language Line LLC, Tranche Term Loan B	6.250%		06/20/16	1,316	1,311,357
Monitronics International, Inc., Term Loan B	4.250%		03/23/18	1,332	1,331,511

					4,430,452

Construction & Engineering — 0.1%
American Builders & Contractors Supply Co., Inc., Term Loan B	3.500%		04/16/20	2,098	2,090,071

SEE NOTES TO FINANCIAL STATEMENTS.

A278

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

BANK LOANS(c) (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Diversified Financial Services — 0.1%
Flying Fortress, Inc., New Loans	3.500%	06/30/17	1,490	$1,490,466
Nielsen Finance LLC, Dollar Term Loan B-2	3.183%	04/15/21	1,835	1,841,188

				3,331,654

Diversified Telecommunication Services — 0.2%
Intelsat Jackson Holdings SA, Tranche B-2 Term Loan	3.750%	06/30/19	2,549	2,527,697
Telesat Canada, Inc. (Canada), U.S. Term Loan B-2	3.500%	03/08/19	1,455	1,449,796
Virgin Media Investment Holdings Ltd., F Facility	3.500%	06/30/23	3,623	3,583,450

				7,560,943

Electric Utilities
EFS Cogen Holdings I LLC, Term Advance B	3.750%	12/17/20	797	797,686

Energy Equipment & Services — 0.3%
Energy Future Intermediate Holding Co. LLC, Term Loan	4.250%	06/09/16	11,540	11,549,613

Food & Staples Retailing — 0.1%
Aramark Services, Inc., LC-2 Facility Deposits (Extending)	3.700%	07/26/16	326	324,281
Aramark Services, Inc., U.S. Term Loan F	3.250%	02/24/21	2,054	2,043,438
HJ Heinz Co., Term Loan B-1	3.000%	06/07/19	375	375,488
HJ Heinz Co., Term Loan B-2	3.250%	06/05/20	1,245	1,244,428

				3,987,635

Health Care Providers & Services — 0.2%
Air Medical Group Holdings, Inc., Initial Term Loan	4.500%	04/16/22	1,500	1,488,125
Envision Healthcare Corp., Term Loan	4.000%	05/25/18	1,187	1,186,533
MPH Acquisition Holdings LLC, Initial Term Loan	3.750%	03/21/21	3,465	3,443,938
Radnet Management, Inc., Tranche Term Loan B	4.283%	10/10/18	2,805	2,804,232

				8,922,828

Hotels, Restaurants & Leisure — 0.3%
Aristocrat International Pty Ltd. (Australia), Initial Term Loan	4.750%	10/20/21	410	411,424
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Initial Term Loan	3.500%	10/25/20	2,694	2,691,657
Landry’s, Inc., New Term Loan	4.000%	04/19/18	4,325	4,334,732
Restaurant Brands International, Term Loan B-2	3.750%	12/12/21	3,409	3,405,105
Station Casinos LLC, Term Loan B	4.250%	02/22/20	295	294,882

				11,137,800

Independent Power & Renewable Electricity Producers — 0.1%
NRG Energy, Inc., Term Loan	2.750%	07/01/18	2,352	2,331,301

IT Services — 0.1%
First Data Corp., Second New Term Loan B	3.687%	09/24/18	350	348,760
First Data Corp., Term Loan C-1	3.687%	03/24/18	3,509	3,495,675
SunGard Data Systems, Inc., Tranche Term Loan E	4.000%	03/08/20	1,092	1,092,004

				4,936,439

SEE NOTES TO FINANCIAL STATEMENTS.

A279

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

BANK LOANS(c) (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Life Sciences Tools & Services — 0.1%
Patheon Inc., Term Loan B	—%	(p)	03/11/21	3,246	$3,223,009

Machinery — 0.1%
Gardner Denver, Inc., Initial Dollar Term Loan	4.250%		07/30/20	2,014	1,965,534

Media — 0.2%
CSC Holdings LLC, Term Loan B	2.687%		04/17/20	1,239	1,226,942
Univision Communications, Inc.	—%	(p)	03/01/20	530	526,522
Univision Communications, Inc., Replacement First-Lien Term Loan	4.000%		03/01/20	3,977	3,947,660
Ziggo BV (Netherlands), B1 Facility	3.500%		01/15/22	1,002	989,472
Ziggo BV (Netherlands), B2 Facility	3.500%		01/15/22	646	637,634
Ziggo BV (Netherlands), B3 Facility	3.500%		01/15/22	1,062	1,048,680

					8,376,910

Metals & Mining — 0.1%
FMG Resources (August 2006) Pty Ltd., Term Loan	3.750%		06/30/19	2,879	2,550,833
Schaeffler AG, Facility B	4.250%		05/12/20	1,327	1,332,452

					3,883,285

Multiline Retail — 0.1%
Dollar Tree, Inc., Term Loan B-1	3.500%		03/09/22	2,972	2,971,039
Neiman Marcus Group, Inc. (The), Other Term Loan	4.250%		10/25/20	2,741	2,722,718

					5,693,757

Oil, Gas and Consumable Fuels — 0.1%
Murray Energy Corp., Term Loan B-2	7.500%		04/16/20	3,300	3,254,625

Pharmaceuticals — 0.1%
Par Pharmaceutical, Inc., Term Loan B-2	4.000%		09/30/19	2,528	2,522,789
Valeant Pharmaceuticals International Inc., Tranche Term Loan B	4.000%		03/13/22	2,835	2,832,873

					5,355,662

Retail & Merchandising — 0.2%
Gymboree Corp. (The), Term Loan	5.000%		02/23/18	4,828	3,444,727
J. Crew Group, Inc., Initial Loan	4.000%		03/05/21	491	424,054
Michaels Stores, Inc., Term Loan B	3.750%		01/28/20	1,911	1,903,436
Party City Holdings, Inc., Replacement Term Loan	4.000%		07/27/19	3,256	3,247,264

					9,019,481

Specialty Retail — 0.3%
Academy Ltd., Term Loan	—%	(p)	06/16/22	3,080	3,076,150
PetSmart, Inc., Tranche Term Loan B-1	4.250%		03/10/22	3,370	3,364,638
Staples, Inc., Term Loan B	—%	(p)	04/24/21	3,460	3,453,274

					9,894,062

TOTAL BANK LOANS (cost $117,877,773)					115,873,658

COMMERCIAL MORTGAGE-BACKED SECURITIES — 6.8%
Americold LLC Trust, Series 2010-ARTA, Class A2FX, 144A	4.954%		01/14/29	1,000	1,094,337

SEE NOTES TO FINANCIAL STATEMENTS.

A280

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class A, 144A	3.218%	(c)	04/14/33	450	$441,912
Bayview Commercial Asset Trust, Series 2006-4A, Class A1, 144A	0.417%	(c)	12/25/36	3,172	2,872,711
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW14, Class AJ	5.273%		12/11/38	3,100	3,137,594
Carefree Portfolio Trust, Series 2014-CMZA, Class MZA, 144A	6.163%	(c)	11/15/19	1,000	1,003,619
CD Commercial Mortgage Securities Trust, Series 2006-CD2, Class AJ	5.566%	(c)	01/15/46	4,820	4,617,883
CD Commercial Mortgage Securities Trust, Series 2006-CD2, Class AM	5.527%	(c)	01/15/46	500	509,186
CGBAM Commercial Mortgage Trust, Series 2014-HD, Class E, 144A	3.186%	(c)	02/15/31	3,340	3,340,715
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class AJ	5.482%		10/15/49	6,110	6,091,487
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class AJA	6.349%	(c)	12/10/49	1,630	1,582,657
Commercial Mortgage Pass-Through Certificates, Series 2012-CR3, Class A3	2.822%		10/15/45	320	318,645
Commercial Mortgage Pass-Through Certificates, Series 2013-CR12, Class AM	4.300%		10/10/46	900	959,564
Commercial Mortgage Pass-Through Certificates, Series 2013-CR12, Class B	4.762%	(c)	10/10/46	390	418,091
Commercial Mortgage Pass-Through Certificates, Series 2013-CR12, Class C	5.254%	(c)	10/10/46	190	201,453
Commercial Mortgage Pass-Through Certificates, Series 2013-CR12, Class E, 144A	5.254%	(c)	10/10/46	490	424,732
Commercial Mortgage Pass-Through Certificates, Series 2013-CR13, Class E, 144A	4.913%	(c)	12/10/23	911	773,400
Commercial Mortgage Pass-Through Certificates, Series 2013-SFS, Class A2, 144A	3.086%	(c)	04/12/35	1,650	1,629,961
Commercial Mortgage Pass-Through Certificates, Series 2014-CR17, Class XA, IO	1.358%	(c)	05/10/47	42,849	3,005,755
Commercial Mortgage Pass-Through Certificates, Series 2014-SAVA, Class D, 144A	3.286%	(c)	06/15/34	4,760	4,764,555
Core Industrial Trust, Series 2015-TEXW, Class F, 144A	3.977%	(c)	02/10/34	4,660	4,209,546
Credit Suisse Commercial Mortgage Trust, Series 2007-C2, Class AM	5.615%	(c)	01/15/49	1,379	1,449,663
Credit Suisse Mortgage Capital Certificates, Series 2015-TOWN, Class F, 144A	4.686%	(c)	03/15/17	4,010	3,971,400
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class AS	3.791%		04/15/50	4,920	4,990,440
CSMC Trust, Series 2014-TIKI, Class F, 144A	4.007%	(c)	09/15/38	6,200	6,150,952
CSMC Trust, Series 2014-USA, Class A2, 144A	3.953%		09/15/37	3,480	3,579,918
CSMC Trust, Series 2014-USA, Class F, 144A	4.373%		09/15/37	5,420	4,638,176
Equity Mortgage Trust, Series 2014-INNS, Class D, 144A	2.535%	(c)	05/08/31	2,540	2,532,713
Fannie Mae-Aces, Series 2012-M14, Class X1, IO	4.208%	(c)	02/25/17	17,186	789,782
Fannie Mae-Aces, Series 2014-M4, Class X2, IO	0.287%	(c)	03/25/24	109,266	2,081,850
Fannie Mae-Aces, Series 2015-M7, Class AB2	2.502%		12/25/24	630	607,122
FHLMC Multifamily Structured Pass Through Certificates, Series K717, Class A2	2.991%		09/25/21	3,480	3,613,903
FHLMC Multifamily Structured Pass Through Certificates, Series K718, Class A2	2.791%		01/25/22	2,570	2,631,958

SEE NOTES TO FINANCIAL STATEMENTS.

A281

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
FHLMC Multifamily Structured Pass-Through Certificates, Series K007, Class X1, IO	1.343%	(c)	04/25/20	2,965	$124,020
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class X1, IO	1.798%	(c)	06/25/20	12,998	814,793
FHLMC Multifamily Structured Pass-Through Certificates, Series K015, Class X1, IO	1.813%	(c)	07/25/21	6,779	555,139
FHLMC Multifamily Structured Pass-Through Certificates, Series K016, Class X1, IO	1.715%	(c)	10/25/21	443	35,482
FHLMC Multifamily Structured Pass-Through Certificates, Series K715, Class X1, IO	1.306%	(c)	01/25/21	39,527	2,131,714
FREMF Mortgage Trust, Series 2012-K20, Class X2A, 144A	0.200%		05/25/45	63,122	690,809
FREMF Mortgage Trust, Series 2013-K32, Class C, 144A	3.537%	(c)	10/25/46	5,207	5,005,145
FREMF Mortgage Trust, Series 2014-KF04, Class B, 144A	3.406%	(c)	06/25/21	6,295	6,296,236
FREMF Mortgage Trust, Series 2014-KF05, Class B, 144A	4.181%	(c)	09/25/22	8,099	8,537,396
GE Business Loan Trust, Series 2005-1A, Class A3, 144A	0.436%	(c)	06/15/33	3,793	3,677,004
GE Business Loan Trust, Series 2006-1A, Class B, 144A	0.486%	(c)	05/15/34	8,288	7,588,461
GE Business Loan Trust, Series 2006-2A, Class A, 144A	0.366%	(c)	11/15/34	6,887	6,618,109
Government National Mortgage Assoc., Series 2013-178, Class IO, IO	0.928%	(c)	06/16/55	8,175	487,828
Government National Mortgage Assoc., Series 2013-85, Class IA, IO	0.755%	(c)	03/16/47	48,289	2,635,186
Government National Mortgage Assoc., Series 2014-88, Class IE, IO	0.528%	(c)	03/16/55	33,474	1,893,961
Government National Mortgage Assoc., Series 2015-67, Class A	2.500%		03/16/50	3,924	3,953,582
GS Mortgage Securities Corp. II, Series 2015-GC30, Class AS	3.777%		05/10/50	6,760	6,768,545
GS Mortgage Securities Corp. II, Series 2015-GC30, Class B	4.151%	(c)	05/10/50	4,210	4,183,751
GS Mortgage Securities Trust, Series 2006-GG8, Class AJ	5.622%		11/10/39	2,701	2,741,422
GS Mortgage Securities Trust, Series 2007-GG10, Class AM	5.795%	(c)	08/10/45	11,780	11,997,965
GS Mortgage Securities Trust, Series 2013-GC14, Class F, 144A	4.930%	(c)	08/10/46	700	588,512
GS Mortgage Securities Trust, Series 2013-GC16, Class B	5.161%	(c)	11/10/46	1,210	1,316,409
Hyatt Hotel Portfolio Trust, Series 2014-HYMZ, Class M, 144A	6.411%	(c)	11/15/16	6,720	6,736,175
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB14, Class AJ	5.708%	(c)	12/12/44	2,937	2,924,449
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class AJ	5.502%	(c)	06/12/47	9,160	9,073,933
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-CBMZ, Class M, 144A	6.411%	(c)	10/15/19	2,400	2,406,686
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-PHH, Class E, 144A	3.482%	(c)	08/15/27	570	571,862
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class C	5.251%	(c)	11/15/45	840	895,706

SEE NOTES TO FINANCIAL STATEMENTS.

A282

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class B	5.050%	(c)	01/15/47	540	$585,199
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class AS	3.914%	(c)	11/15/47	3,310	3,399,062
LSTAR Commercial Mortgage Trust, Series 2015-3, Class A2, 144A	2.729%	(c)	03/20/20	10,610	10,642,636
LSTAR Commercial Mortgage Trust, Series 2015-3, Class A3, 144A	3.127%	(c)	04/20/23	10,542	10,571,117
Merrill Lynch Mortgage Trust, Series 2006-C2, Class AJ	5.802%	(c)	08/12/43	2,590	2,605,721
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AJ	6.193%	(c)	09/12/49	7,380	7,188,120
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class AS	3.214%		02/15/46	352	350,199
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class C	4.244%		04/15/48	3,870	3,764,132
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class AJ	5.399%		12/15/43	3,605	3,313,734
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class AJ	5.438%		03/15/44	6,790	6,851,782
Motel 6 Trust, Series 2015-MTL6, Class F, 144A	5.000%		02/05/30	8,580	8,276,062
PFP III Ltd. (Cayman Islands), Series 2014-1, Class D, 144A	4.274%	(c)	06/14/31	1,200	1,197,504
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class AJ	5.825%	(c)	07/15/45	1,933	1,960,193
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class AMFL, 144A	0.386%	(c)	12/15/43	432	418,455
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class AJ	5.660%	(c)	04/15/47	2,819	2,891,030
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B	4.436%	(c)	07/15/46	569	593,177
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class E, 144A	3.500%		07/15/46	590	456,272
Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class E, 144A	3.250%		02/15/48	5,782	3,694,409
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class AS	3.406%		05/15/48	3,080	3,020,103
WF-RBS Commercial Mortgage Trust, Series 2014-C25, Class B	4.236%	(c)	11/15/47	3,570	3,645,291
WF-RBS Commercial Mortgage Trust, Series 2014-C25, Class C	4.472%	(c)	11/15/47	3,570	3,539,020
WF-RBS Commercial Mortgage Trust, Series 2012-C7, Class XA, IO, 144A	1.717%	(c)	06/15/45	16,966	1,340,653
WF-RBS Commercial Mortgage Trust, Series 2013-C13, Class D, 144A	4.276%	(c)	05/15/45	3,755	3,471,550
WF-RBS Commercial Mortgage Trust, Series 2013-C14, Class D, 144A	4.133%	(c)	06/15/46	1,000	922,626
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class XA, IO	1.465%	(c)	03/15/47	12,051	882,417

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $267,624,514)					265,266,424

CORPORATE BONDS — 31.9%
Aerospace & Defense — 0.2%
Boeing Co. (The), Sr. Unsec’d. Notes	4.875%		02/15/20	2,400	2,707,898
Raytheon Co., Sr. Unsec’d. Notes	3.125%		10/15/20	1,330	1,378,058

SEE NOTES TO FINANCIAL STATEMENTS.

A283

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Aerospace & Defense (continued)
United Technologies Corp., Sr. Unsec’d. Notes	4.500%		06/01/42	2,150	$2,184,174

					6,270,130

Airlines — 0.1%
Delta Air Lines 2007-1 Class A Pass-Through Trust, Series 071A, Pass-Through Certificates	6.821%		02/10/24	2,572	2,951,113
Delta Air Lines 2009-1 Class A Pass-Through Trust, Series A, Pass-Through Certificates	7.750%		06/17/21	1,011	1,154,947
UAL 2009-2A Pass-Through Trust, Series 09-2, Pass-Through Certificates	9.750%		07/15/18	746	810,794

					4,916,854

Auto Components — 0.1%
Schaeffler Holding Finance BV (Germany), Sr. Sec’d. Notes, PIK, 144A	6.750%		11/15/22	2,010	2,168,288

Automobiles — 0.2%
Ford Motor Co., Sr. Unsec’d. Notes(a)	4.750%		01/15/43	6,160	5,972,748
General Motors Co., Sr. Unsec’d. Notes	6.250%		10/02/43	520	580,089

					6,552,837

Banks — 8.6%
ANZ National International Ltd. (New Zealand), Gtd. Notes, 144A	1.850%		10/15/15	1,810	1,816,668
Bank of America Corp., Jr. Sub. Notes	6.250%	(c)	09/29/49	5,500	5,475,965
Bank of America Corp., Sr. Unsec’d. Notes	2.600%		01/15/19	2,830	2,860,819
Bank of America Corp., Sr. Unsec’d. Notes	3.875%		03/22/17	4,580	4,761,725
Bank of America Corp., Sr. Unsec’d. Notes	5.625%		07/01/20	520	586,070
Bank of America Corp., Sr. Unsec’d. Notes	5.700%		01/24/22	1,500	1,702,741
Bank of America Corp., Sr. Unsec’d. Notes	5.750%		12/01/17	490	533,796
Bank of America Corp., Sr. Unsec’d. Notes	6.500%		08/01/16	40	42,195
Bank of America Corp., Sr. Unsec’d. Notes	7.625%		06/01/19	990	1,174,810
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.300%		01/11/23	5,600	5,515,087
Bank of America Corp., Sr. Unsec’d. Notes, MTN(a)	4.000%		04/01/24	4,430	4,507,857
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.125%		01/22/24	7,280	7,461,046
Bank of America Corp., Sr. Unsec’d. Notes, MTN(a)	4.875%		04/01/44	6,800	6,906,930
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.000%		05/13/21	3,450	3,787,296
Bank of America Corp., Sr. Unsec’d. Notes, MTN(a)	5.000%		01/21/44	7,430	7,714,443
Bank of America Corp., Sr. Unsec’d. Notes, MTN(a)	5.650%		05/01/18	1,840	2,021,255
Bank of America Corp., Sr. Unsec’d. Notes, MTN(a)	6.875%		04/25/18	4,150	4,688,176
Bank of America Corp., Sub. Notes	5.420%		03/15/17	1,500	1,589,405
Bank of America Corp., Sub. Notes	6.050%		05/16/16	320	332,287
Bank of America Corp., Sub. Notes, MTN	4.200%		08/26/24	4,410	4,399,381
BBVA US Sr. SAU (Spain), Gtd. Notes	4.664%		10/09/15	610	615,844
BNP Paribas SA (France), Sr. Unsec’d. Notes, MTN	2.375%		09/14/17	2,500	2,537,445
BPCE SA (France), Sub. Notes, 144A	5.150%		07/21/24	4,140	4,206,083
CIT Group, Inc., Sr. Unsec’d. Notes	5.375%		05/15/20	410	427,425
CIT Group, Inc., Sr. Unsec’d. Notes(a)	5.000%		08/01/23	3,480	3,427,800
Citigroup, Inc., Jr. Sub. Notes	5.900%	(c)	12/29/49	1,000	985,000
Citigroup, Inc., Jr. Sub. Notes	5.950%	(c)	07/29/49	1,510	1,487,350
Citigroup, Inc., Jr. Sub. Notes	5.950%	(c)	12/29/49	7,430	7,171,436

SEE NOTES TO FINANCIAL STATEMENTS.

A284

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Banks (continued)
Citigroup, Inc., Series D, Jr. Sub. Notes(a)	5.350%	(c)	04/29/49	1,760	$1,657,040
Citigroup, Inc., Series M, Jr. Sub. Notes	6.300%	(c)	12/29/49	2,710	2,645,637
Citigroup, Inc., Sub. Notes	6.125%		08/25/36	1,189	1,358,283
Citigroup, Inc., Sub. Notes	4.050%		07/30/22	300	307,194
Citigroup, Inc., Sub. Notes	5.500%		09/13/25	8,840	9,554,245
Citigroup, Inc., Sub. Notes	5.300%		05/06/44	1,070	1,089,291
Citigroup, Inc., Sub. Notes	4.400%		06/10/25	5,050	5,031,179
Commonwealth Bank of Australia (Australia), Sr. Unsec’d. Notes	1.250%		09/18/15	5,600	5,608,473
Commonwealth Bank of Australia (Australia), Sr. Unsec’d. Notes, 144A	5.000%		10/15/19	1,220	1,359,134
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands), Gtd. Notes	4.625%		12/01/23	9,130	9,419,494
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands), Gtd. Notes	5.750%		12/01/43	2,500	2,744,900
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands), Jr. Sub. Notes, 144A	11.000%	(c)	12/29/49	3,985	5,050,988
Credit Agricole SA (France), Jr. Sub. Notes, 144A	8.375%	(c)	10/29/49	5,200	6,032,000
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes, 144A	4.875%		05/15/45	3,940	3,790,962
Goldman Sachs Group, Inc. (The), Sub. Notes	5.150%		05/22/45	1,040	1,003,317
Goldman Sachs Group, Inc. (The), Series D, Sr. Unsec’d. Notes	6.000%		06/15/20	3,750	4,285,223
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(a)	2.375%		01/22/18	3,140	3,187,759
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(a)	2.900%		07/19/18	400	409,411
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	4.000%		03/03/24	2,610	2,655,539
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%		07/27/21	1,560	1,732,408
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.150%		04/01/18	320	355,802
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.250%		02/01/41	8,870	10,498,053
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	3.850%		07/08/24	4,770	4,765,864
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	5.375%		03/15/20	8,010	8,919,295
Goldman Sachs Group, Inc. (The), Sub. Notes	6.750%		10/01/37	640	750,687
HBOS PLC (United Kingdom), Sub. Notes, MTN, 144A	6.750%		05/21/18	220	243,926
HSBC Holdings PLC (United Kingdom), Jr. Sub. Notes(a)	6.375%	(c)	12/29/49	3,400	3,408,500
HSBC Holdings PLC (United Kingdom), Sub. Notes(a)	4.250%		03/14/24	2,700	2,726,959
ING Bank NV (Netherlands), Sub. Notes, 144A	5.800%		09/25/23	5,710	6,234,772
Intesa Sanpaolo SpA (Italy), Gtd. Notes	3.125%		01/15/16	1,000	1,007,623
Intesa Sanpaolo SpA (Italy), Sr. Unsec’d. Notes, 144A	3.625%		08/12/15	1,430	1,433,544
Intesa Sanpaolo SpA (Italy), Sub. Notes, 144A(a)	5.017%		06/26/24	10,420	10,123,488
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.250%		09/23/22	1,500	1,490,270
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.250%		10/15/20	90	96,234
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%		08/15/21	630	674,346
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.400%		07/22/20	1,730	1,863,862
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.500%		01/24/22	1,140	1,221,707
JPMorgan Chase & Co., Sub. Notes	3.375%		05/01/23	5,420	5,262,923

SEE NOTES TO FINANCIAL STATEMENTS.

A285

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Banks (continued)
JPMorgan Chase & Co., Sub. Notes	3.875%		09/10/24	10	$9,839
JPMorgan Chase & Co., Sub. Notes	4.950%		06/01/45	4,530	4,403,459
JPMorgan Chase & Co., Sub. Notes	6.125%		06/27/17	2,260	2,444,000
Lloyds Banking Group PLC (United Kingdom), Sub. Notes(a)	4.500%		11/04/24	5,700	5,703,352
M&T Bank Corp., Jr. Sub. Notes	6.875%		12/29/49	6,230	6,354,600
Morgan Stanley, Sr. Unsec’d. Notes, MTN	4.750%		03/22/17	530	559,121
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.950%		12/28/17	5,600	6,155,604
Morgan Stanley, Sr. Unsec’d. Notes, MTN	6.625%		04/01/18	3,390	3,803,770
National Australia Bank Ltd. (Australia), Sr. Unsec’d. Notes	1.600%		08/07/15	1,530	1,531,628
Nordea Bank AB (Sweden), Sub. Notes, 144A	4.250%		09/21/22	800	819,356
Nordea Bank AB (Sweden), Sub. Notes, 144A	4.875%		05/13/21	4,250	4,600,850
Royal Bank of Scotland Group PLC (United Kingdom), Jr. Sub. Notes	7.648%	(c)	08/29/49	420	522,900
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes	2.550%		09/18/15	280	280,783
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes	6.400%		10/21/19	3,100	3,464,324
Royal Bank of Scotland Group PLC (United Kingdom), Sub. Notes(a)	5.125%		05/28/24	6,030	6,022,661
Royal Bank of Scotland Group PLC (United Kingdom), Sub. Notes	6.000%		12/19/23	4,400	4,659,301
Royal Bank of Scotland Group PLC (United Kingdom), Sub. Notes	6.100%		06/10/23	4,490	4,773,934
Royal Bank of Scotland Group PLC (United Kingdom), Sub. Notes	6.125%		12/15/22	2,060	2,218,171
Royal Bank of Scotland NV (Netherlands), Gtd. Notes	4.650%		06/04/18	1,400	1,467,395
Santander US Debt SA Unipersonal (Spain), Gtd. Notes, 144A	3.781%		10/07/15	2,400	2,416,589
Standard Chartered PLC (United Kingdom), Sub. Notes, 144A(a)	5.700%		03/26/44	11,870	12,305,297
Sumitomo Mitsui Banking Corp. (Japan), Sr. Unsec’d. Notes, 144A	3.100%		01/14/16	730	739,143
Sumitomo Mitsui Banking Corp. (Japan), Sr. Unsec’d. Notes, 144A	3.150%		07/22/15	2,010	2,012,324
Wachovia Capital Trust III, Ltd. Gtd. Notes(a)	5.570%	(c)	03/29/49	9,260	9,155,825
Wachovia Corp., Sr. Unsec’d. Notes, MTN	5.750%		02/01/18	920	1,016,070
Wells Fargo & Co., Sr. Unsec’d. Notes	1.500%		01/16/18	1,420	1,417,336
Wells Fargo & Co., Sr. Unsec’d. Notes	3.676%	(c)	06/15/16	2,470	2,537,263
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	4.600%		04/01/21	7,340	8,040,809
Wells Fargo & Co., Sub. Notes	3.450%		02/13/23	1,400	1,392,419
Wells Fargo & Co., Sub. Notes	5.375%		11/02/43	2,270	2,423,724
Wells Fargo & Co., Sub. Notes	5.606%		01/15/44	1,731	1,901,140
Wells Fargo & Co., Sub. Notes, MTN	4.650%		11/04/44	4,030	3,862,715
Wells Fargo Bank NA, Sub. Notes	6.000%		11/15/17	4,670	5,144,196
Wells Fargo Capital X, Ltd. Gtd. Notes	5.950%		12/01/86	1,400	1,423,100

					334,319,665

Beverages — 1.1%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes(a)	2.500%		07/15/22	7,580	7,289,512
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes(a)	5.000%		04/15/20	760	849,470
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	5.375%		01/15/20	4,030	4,545,473

SEE NOTES TO FINANCIAL STATEMENTS.

A286

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Beverages (continued)
Constellation Brands, Inc., Gtd. Notes	4.250%		05/01/23	4,000	$3,940,000
Diageo Capital PLC (United Kingdom), Gtd. Notes	4.828%		07/15/20	3,330	3,683,869
Diageo Investment Corp. (United Kingdom), Gtd. Notes	2.875%		05/11/22	4,795	4,687,755
Heineken NV (Netherlands), Sr. Unsec’d. Notes, 144A	1.400%		10/01/17	3,060	3,060,337
Molson Coors Brewing Co., Gtd. Notes(a)	3.500%		05/01/22	330	332,955
PepsiCo, Inc., Sr. Unsec’d. Notes	0.700%		08/13/15	3,790	3,791,448
PepsiCo, Inc., Sr. Unsec’d. Notes	4.000%		03/05/42	710	666,344
PepsiCo, Inc., Sr. Unsec’d. Notes	7.900%		11/01/18	992	1,184,468
Pernod-Ricard SA (France), Sr. Unsec’d. Notes, 144A	4.450%		01/15/22	6,780	7,127,943
Pernod-Ricard SA (France), Sr. Unsec’d. Notes, 144A	5.500%		01/15/42	1,140	1,212,186

					42,371,760

Biotechnology — 0.2%
Amgen, Inc., Sr. Unsec’d. Notes	3.625%		05/22/24	1,070	1,061,425
Amgen, Inc., Sr. Unsec’d. Notes	5.375%		05/15/43	630	668,540
Celgene Corp., Sr. Unsec’d. Notes	3.625%		05/15/24	710	709,098
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.700%		04/01/24	3,970	4,056,689

					6,495,752

Capital Markets — 0.4%
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	6.400%		10/02/17	3,210	3,532,881
Goldman Sachs Capital II, Ltd. Gtd. Notes	4.000	%(c)	12/29/49	5,060	3,851,925
KKR Group Finance Co. II LLC, Gtd. Notes, 144A	5.500%		02/01/43	360	363,187
State Street Corp., Jr. Sub. Notes	4.956%		03/15/18	6,580	7,073,362

					14,821,355

Chemicals — 0.2%
Eagle Spinco, Inc., Gtd. Notes(a)	4.625%		02/15/21	3,670	3,559,900
Ecolab, Inc., Sr. Unsec’d. Notes	4.350%		12/08/21	530	571,787
Hexion US Finance Corp., Sr. Sec’d. Notes	6.625%		04/15/20	1,870	1,715,725
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.000%		04/15/19	580	628,294
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.750%		04/15/24	780	888,556
LyondellBasell Industries NV, Sr. Unsec’d. Notes	6.000%		11/15/21	980	1,121,763

					8,486,025

Commercial Services & Supplies — 0.2%
Waste Management, Inc., Gtd. Notes	3.500%		05/15/24	1,630	1,632,227
Waste Management, Inc., Gtd. Notes	4.600%		03/01/21	3,220	3,545,085
West Corp., Gtd. Notes, 144A	5.375%		07/15/22	2,440	2,281,400

					7,458,712

Consumer Finance — 0.8%
Ally Financial, Inc., Gtd. Notes(a)	3.500%		01/27/19	1,000	992,500
Ally Financial, Inc., Gtd. Notes(a)	7.500%		09/15/20	4,072	4,743,880
American Honda Finance Corp. (Japan), Sr. Unsec’d. Notes, 144A	1.000%		08/11/15	3,560	3,562,328
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	5.750%		02/01/21	900	1,010,026
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	5.875%		08/02/21	1,620	1,844,297
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	8.125%		01/15/20	860	1,050,217
General Motors Financial Co., Inc., Gtd. Notes	2.750%		05/15/16	750	758,961

SEE NOTES TO FINANCIAL STATEMENTS.

A287

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Consumer Finance (continued)
General Motors Financial Co., Inc., Gtd. Notes	3.250%		05/15/18	560	$572,737
General Motors Financial Co., Inc., Gtd. Notes	3.450%		04/10/22	460	450,731
General Motors Financial Co., Inc., Gtd. Notes	4.250%		05/15/23	200	202,372
General Motors Financial Co., Inc., Gtd. Notes	4.375%		09/25/21	1,780	1,847,462
HSBC Finance Corp., Sub. Notes	6.676%		01/15/21	4,620	5,344,896
Hyundai Capital America (South Korea), Sr. Unsec’d. Notes, 144A	2.125%		10/02/17	980	989,766
John Deere Capital Corp., Sr. Unsec’d. Notes	1.700%		01/15/20	610	597,266
John Deere Capital Corp., Sr. Unsec’d. Notes	2.250%		04/17/19	140	141,258
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	5.350%		04/03/18	1,000	1,104,549
Navient LLC, Sr. Unsec’d. Notes, MTN	8.000%		03/25/20	1,920	2,140,800
Toyota Motor Credit Corp. (Japan), Sr. Unsec’d. Notes, MTN(a)	1.250%		10/05/17	4,130	4,140,527

					31,494,573

Containers & Packaging — 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Sr. Sec’d. Notes, 144A	3.286	%(c)	12/15/19	3,460	3,364,850
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes(a)	6.875%		02/15/21	1,545	1,610,663
Rock-Tenn Co., Gtd. Notes	3.500%		03/01/20	690	710,571
Rock-Tenn Co., Gtd. Notes	4.000%		03/01/23	470	477,792

					6,163,876

Diversified Financial Services — 1.3%
American Express Co., Sub. Notes	6.800	%(c)	09/01/66	5,160	5,309,124
Boeing Capital Corp., Sr. Unsec’d. Notes	4.700%		10/27/19	2,860	3,170,719
Countrywide Financial Corp., Sub. Notes	6.250%		05/15/16	340	353,350
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	1.300%		07/31/15	350	350,158
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.625%		09/15/16	4,920	5,002,385
Deutsche Telekom International Finance BV (Germany), Gtd. Notes	5.750%		03/23/16	2,870	2,966,768
General Electric Capital Corp., Gtd. Notes	1.625%		07/02/15	1,110	1,110,000
General Electric Capital Corp., Gtd. Notes	5.300%		02/11/21	3,970	4,463,995
General Electric Capital Corp., Gtd. Notes, MTN	4.375%		09/16/20	3,180	3,462,734
General Electric Capital Corp., Gtd. Notes, MTN	4.625%		01/07/21	9,100	10,019,127
General Electric Capital Corp., Gtd. Notes, MTN	4.650%		10/17/21	340	372,523
General Electric Capital Corp., Gtd. Notes, MTN	6.375	%(c)	11/15/67	3,830	4,117,250
General Electric Capital Corp., Gtd. Notes, MTN	6.875%		01/10/39	7,160	9,613,546
Telecom Italia Capital SA (Italy), Gtd. Notes	7.175%		06/18/19	140	157,325
Voya Financial, Inc., Gtd. Notes(a)	2.900%		02/15/18	540	554,146

					51,023,150

Diversified Telecommunication Services — 1.3%
Altice Financing SA (Luxembourg), Sr. Sec’d. Notes, 144A	6.625%		02/15/23	3,835	3,807,388
AT&T, Inc., Sr. Unsec’d. Notes	3.000%		02/15/22	1,110	1,083,479
AT&T, Inc., Sr. Unsec’d. Notes	3.400%		05/15/25	17,380	16,575,445
AT&T, Inc., Sr. Unsec’d. Notes	4.350%		06/15/45	2,010	1,715,969
AT&T, Inc., Sr. Unsec’d. Notes	4.450%		05/15/21	230	245,478
AT&T, Inc., Sr. Unsec’d. Notes	5.500%		02/01/18	1,650	1,803,211
AT&T, Inc., Sr. Unsec’d. Notes	5.550%		08/15/41	2,060	2,110,614

SEE NOTES TO FINANCIAL STATEMENTS.

A288

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Diversified Telecommunication Services (continued)
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	5.950%	01/15/18	1,250	$1,380,231
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.625%	12/15/30	560	831,137
CenturyLink, Inc., Sr. Unsec’d. Notes(a)	5.625%	04/01/20	1,300	1,301,625
CenturyLink, Inc., Sr. Unsec’d. Notes	6.150%	09/15/19	1,000	1,052,500
CenturyLink, Inc., Sr. Unsec’d. Notes, 144A	5.625%	04/01/25	1,260	1,137,150
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes(a)	5.500%	08/01/23	2,530	2,240,315
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	7.500%	04/01/21	340	336,175
Telefonica Emisiones SAU (Spain), Gtd. Notes	5.134%	04/27/20	1,970	2,154,946
Telefonica Emisiones SAU (Spain), Gtd. Notes	6.221%	07/03/17	180	195,649
Telefonica Emisiones SAU (Spain), Gtd. Notes	6.421%	06/20/16	110	115,016
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.500%	09/15/20	780	841,413
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.600%	04/01/21	1,910	2,052,490
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.150%	09/15/23	1,870	2,047,353
Verizon Communications, Inc., Sr. Unsec’d. Notes	6.400%	09/15/33	5,270	6,039,104
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.375%	04/15/21	252	259,560

				49,326,248

Electric Utilities — 1.2%
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes(a)	6.500%	09/15/37	3,160	3,876,685
Duke Energy Progress, Inc., First Mortgage	2.800%	05/15/22	1,490	1,468,185
FirstEnergy Corp., Series A, Sr. Unsec’d. Notes	2.750%	03/15/18	1,070	1,085,758
FirstEnergy Corp., Series B, Sr. Unsec’d. Notes	4.250%	03/15/23	4,340	4,367,090
FirstEnergy Corp., Series C, Sr. Unsec’d. Notes	7.375%	11/15/31	13,060	15,912,343
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	7.750%	01/20/20	330	381,563
Miran Mid-Atlantic Pass-Through Trust, Series C, Pass-Through Certificates	10.060%	12/30/28	4,833	5,188,897
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	5.800%	03/01/37	6,280	7,264,842
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	6.050%	03/01/34	1,780	2,139,936
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	8.250%	10/15/18	930	1,114,986
Progress Energy, Inc., Sr. Unsec’d. Notes	4.400%	01/15/21	1,620	1,733,935
Progress Energy, Inc., Sr. Unsec’d. Notes	6.000%	12/01/39	1,620	1,952,217

				46,486,437

Electrical Equipment — 0.3%
ABB Finance USA, Inc. (Switzerland), Gtd. Notes	4.375%	05/08/42	420	416,151
Eaton Corp., Gtd. Notes	1.500%	11/02/17	950	949,351
Eaton Corp., Gtd. Notes	2.750%	11/02/22	8,610	8,374,327
Eaton Corp., Gtd. Notes	4.150%	11/02/42	2,190	2,020,380

				11,760,209

Energy Equipment & Services — 0.2%
Atwood Oceanics, Inc., Sr. Unsec’d. Notes	6.500%	02/01/20	1,010	974,650
Baker Hughes, Inc., Sr. Unsec’d. Notes	7.500%	11/15/18	2,750	3,230,868
Key Energy Services, Inc., Gtd. Notes	6.750%	03/01/21	2,780	1,640,200
Kinder Morgan, Inc., Gtd. Notes, 144A	5.000%	02/15/21	180	190,426

SEE NOTES TO FINANCIAL STATEMENTS.

A289

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Energy Equipment & Services (continued)
Kinder Morgan, Inc., Gtd. Notes, MTN	7.750%	01/15/32	1,030	$1,180,434
SESI LLC, Gtd. Notes	7.125%	12/15/21	690	731,400
Transocean, Inc., Gtd. Notes	5.550%	12/15/16	210	217,344
Transocean, Inc., Gtd. Notes(a)	6.000%	03/15/18	1,630	1,646,300

				9,811,622

Food & Staples Retailing — 0.5%
CVS Health Corp., Sr. Unsec’d. Notes(a)	2.750%	12/01/22	8,890	8,570,191
CVS Health Corp., Sr. Unsec’d. Notes	5.750%	06/01/17	645	697,050
CVS Pass-Through Trust, Pass-Through Certificates	6.036%	12/10/28	1,164	1,324,782
CVS Pass-Through Trust, Pass-Through Certificates	6.943%	01/10/30	740	879,072
Kroger Co. (The), Gtd. Notes	6.900%	04/15/38	520	644,908
Kroger Co. (The), Sr. Unsec’d. Notes	3.300%	01/15/21	1,000	1,020,687
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	5.800%	02/15/18	540	602,986
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	6.200%	04/15/38	340	424,133
Wm. Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	2.400%	10/21/18	1,900	1,926,991
Wm. Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	2.900%	10/21/19	2,030	2,066,995
Wm. Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	3.375%	10/21/20	1,960	2,019,731

				20,177,526

Food Products — 0.6%
HJ Heinz Co., Sec’d. Notes, 144A	4.875%	02/15/25	4,360	4,746,950
Kraft Foods Group, Inc., Sr. Unsec’d. Notes(a)	3.500%	06/06/22	1,810	1,814,438
Kraft Foods Group, Inc., Sr. Unsec’d. Notes	5.375%	02/10/20	3,997	4,461,415
Kraft Heinz Foods Co., Gtd. Notes, 144A	3.950%	07/15/25	3,300	3,318,299
Kraft Heinz Foods Co., Gtd. Notes, 144A	5.000%	07/15/35	1,720	1,740,674
Mondelez International, Inc., Sr. Unsec’d. Notes(a)	4.000%	02/01/24	4,480	4,640,044
Tyson Foods, Inc., Gtd. Notes(a)	5.150%	08/15/44	700	719,806

				21,441,626

Gas Utilities — 0.1%
Southern Natural Gas Co. LLC, Gtd. Notes	8.000%	03/01/32	2,550	3,027,087

Health Care Equipment & Supplies — 0.4%
Becton Dickinson and Co., Sr. Unsec’d. Notes(a)	3.734%	12/15/24	2,180	2,172,666
Becton Dickinson And Co., Sr. Unsec’d. Notes	4.685%	12/15/44	750	725,731
Medtronic, Inc., Gtd. Notes	3.125%	03/15/22	350	354,667
Medtronic, Inc., Gtd. Notes	4.450%	03/15/20	1,550	1,690,751
Medtronic, Inc., Gtd. Notes, 144A	3.500%	03/15/25	7,320	7,295,017
WellPoint, Inc., Sr. Unsec’d. Notes	1.250%	09/10/15	830	830,458
WellPoint, Inc., Sr. Unsec’d. Notes	3.125%	05/15/22	3,220	3,129,318
WellPoint, Inc., Sr. Unsec’d. Notes	7.000%	02/15/19	735	839,432

				17,038,040

Health Care Providers & Services — 0.7%
Catholic Health Initiatives, Sec’d. Notes	4.350%	11/01/42	440	402,369
DaVita HealthCare Partners, Inc., Gtd. Notes(a)	5.000%	05/01/25	3,510	3,378,375
DaVita HealthCare Partners, Inc., Gtd. Notes	5.125%	07/15/24	2,630	2,585,619
Express Scripts Holding Co., Gtd. Notes	2.650%	02/15/17	3,000	3,053,736
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A	4.125%	10/15/20	250	253,125
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A	5.875%	01/31/22	2,100	2,226,000

SEE NOTES TO FINANCIAL STATEMENTS.

A290

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Health Care Providers & Services (continued)
HCA, Inc., Gtd. Notes(a)	5.375%	02/01/25	150	$152,445
HCA, Inc., Gtd. Notes	7.500%	02/15/22	2,540	2,917,825
HCA, Inc., Sr. Sec’d. Notes(a)	4.250%	10/15/19	1,300	1,330,875
HCA, Inc., Sr. Sec’d. Notes	5.875%	03/15/22	1,170	1,272,375
HCA, Inc., Sr. Sec’d. Notes(a)	6.500%	02/15/20	1,630	1,821,525
Humana, Inc., Sr. Unsec’d. Notes	3.150%	12/01/22	1,350	1,302,147
Humana, Inc., Sr. Unsec’d. Notes	4.625%	12/01/42	670	640,072
Omnicare, Inc., Gtd. Notes	4.750%	12/01/22	670	710,200
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	1.625%	03/15/19	10	9,880
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.375%	11/15/21	770	791,146
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	5.700%	10/15/40	1,500	1,754,250
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.000%	02/15/18	1,570	1,745,504
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.875%	02/15/38	250	328,837

				26,676,305

Health Care Technology — 0.1%
OCP SA (Morocco), Sr. Unsec’d. Notes, 144A	4.500%	10/22/25	2,490	2,362,388

Hotels, Restaurants & Leisure — 0.2%
1011778 BC ULC/New Red Finance, Inc. (Canada), Sec’d. Notes, 144A(a)	6.000%	04/01/22	2,060	2,116,650
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Gtd. Notes	5.625%	10/15/21	3,880	4,030,156

				6,146,806

Household Durables
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	5.250%	04/15/21	1,730	1,704,050

Independent Power & Renewable Electricity Producers — 0.2%
AES Corp. (The), Sr. Unsec’d. Notes	7.375%	07/01/21	2,361	2,591,197
AES Corp. (The), Sr. Unsec’d. Notes(a)	8.000%	06/01/20	2,179	2,516,745
Calpine Corp., Sr. Sec’d. Notes, 144A(a)	5.875%	01/15/24	1,170	1,237,275
Calpine Corp., Sr. Sec’d. Notes, 144A	7.875%	01/15/23	238	257,040

				6,602,257

Industrial Conglomerates
General Electric Co., Sr. Unsec’d. Notes	4.500%	03/11/44	1,200	1,218,708

Insurance — 0.4%
American International Group, Inc., Jr. Sub. Notes	6.250%	03/15/87	636	700,422
American International Group, Inc., Sr. Unsec’d. Notes, MTN	5.850%	01/16/18	3,000	3,307,461
MetLife, Inc., Jr. Sub. Notes	6.400%	12/15/66	4,690	5,147,275
MetLife, Inc., Sr. Unsec’d. Notes	4.750%	02/08/21	1,750	1,932,921
MetLife, Inc., Sr. Unsec’d. Notes	5.875%	02/06/41	1,220	1,435,380
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.900%	09/15/44	3,000	3,059,283

				15,582,742

Internet & Catalog Retail — 0.1%
Amazon.com, Inc., Sr. Unsec’d. Notes	4.950%	12/05/44	4,310	4,200,069
QVC, Inc., Sr. Sec’d. Notes	5.950%	03/15/43	110	103,966

				4,304,035

SEE NOTES TO FINANCIAL STATEMENTS.

A291

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
IT Services — 0.1%
First Data Corp., Gtd. Notes	12.625%	01/15/21	1,450	$1,674,750
First Data Corp., Sr. Sec’d. Notes, 144A	6.750%	11/01/20	1,825	1,928,806

				3,603,556

Life Sciences Tools & Services
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes(a)	3.600%	08/15/21	1,530	1,557,419
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	5.300%	02/01/44	400	422,769

				1,980,188

Machinery
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN	5.450%	04/15/18	880	972,821

Media — 1.6%
21st Century Fox America, Inc., Gtd. Notes	4.500%	02/15/21	590	640,559
21st Century Fox America, Inc., Gtd. Notes	6.750%	01/09/38	250	306,155
21st Century Fox America, Inc., Gtd. Notes	6.900%	08/15/39	365	456,522
CCO Holdings LLC / CCO Holdings Capital Corp., Gtd. Notes, 144A	5.375%	05/01/25	150	146,063
Comcast Cable Communications Holdings, Inc., Gtd. Notes	9.455%	11/15/22	80	109,934
Comcast Corp., Gtd. Notes	3.375%	02/15/25	940	929,591
Comcast Corp., Gtd. Notes	3.375%	08/15/25	3,020	2,980,157
Comcast Corp., Gtd. Notes	4.200%	08/15/34	190	183,248
Comcast Corp., Gtd. Notes	4.250%	01/15/33	930	908,249
Comcast Corp., Gtd. Notes	5.650%	06/15/35	310	351,157
Comcast Corp., Gtd. Notes	5.700%	05/15/18	2,160	2,402,832
Comcast Corp., Gtd. Notes(a)	5.875%	02/15/18	2,800	3,107,135
Comcast Corp., Gtd. Notes	6.400%	03/01/40	1,470	1,824,119
Comcast Corp., Gtd. Notes	6.450%	03/15/37	720	889,772
Comcast Corp., Gtd. Notes	6.550%	07/01/39	1,080	1,354,100
Comcast Corp., Gtd. Notes	6.950%	08/15/37	1,560	2,028,176
COX Communications, Inc., Sr. Unsec’d. Notes, 144A	4.700%	12/15/42	40	34,219
CSC Holdings LLC, Sr. Unsec’d. Notes	6.750%	11/15/21	2,098	2,213,390
DISH DBS Corp., Gtd. Notes	5.125%	05/01/20	410	414,613
DISH DBS Corp., Gtd. Notes	5.875%	07/15/22	2,270	2,224,600
DISH DBS Corp., Gtd. Notes(a)	5.875%	11/15/24	4,745	4,558,166
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	1.974%	04/15/19	2,770	2,750,225
NBCUniversal Media LLC, Gtd. Notes	4.375%	04/01/21	910	985,599
Numericable-SFR (France), Sr. Sec’d. Notes, 144A	6.000%	05/15/22	2,010	1,981,106
Time Warner Cable, Inc., Gtd. Notes	4.125%	02/15/21	3,385	3,494,826
Time Warner Cable, Inc., Gtd. Notes	4.500%	09/15/42	30	24,471
Time Warner Cable, Inc., Gtd. Notes	5.000%	02/01/20	830	896,079
Time Warner Cable, Inc., Gtd. Notes(a)	5.500%	09/01/41	260	242,493
Time Warner Cable, Inc., Gtd. Notes	5.875%	11/15/40	1,890	1,829,769
Time Warner Cable, Inc., Gtd. Notes	6.550%	05/01/37	440	458,051
Time Warner Cable, Inc., Gtd. Notes	7.300%	07/01/38	1,200	1,352,050
Time Warner Cable, Inc., Gtd. Notes(a)	8.250%	04/01/19	2,880	3,387,154
Time Warner Entertainment Co. LP, Gtd. Notes	8.375%	07/15/33	630	773,275
Time Warner, Inc., Gtd. Notes	4.700%	01/15/21	1,390	1,502,049
Time Warner, Inc., Gtd. Notes	4.750%	03/29/21	710	767,518
Time Warner, Inc., Gtd. Notes	6.250%	03/29/41	1,570	1,796,534
Time Warner, Inc., Gtd. Notes	7.700%	05/01/32	5,660	7,435,078

SEE NOTES TO FINANCIAL STATEMENTS.

A292

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Media (continued)
UBM PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	5.750%	11/03/20	1,850	$1,996,329
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	6.750%	09/15/22	2,028	2,144,610
Viacom, Inc., Sr. Unsec’d. Notes	4.250%	09/01/23	1,210	1,219,578

				63,099,551

Metals & Mining — 1.8%
Barrick Gold Corp. (Canada), Sr. Unsec’d. Notes(a)	3.850%	04/01/22	1,230	1,192,160
Barrick Gold Corp. (Canada), Sr. Unsec’d. Notes(a)	4.100%	05/01/23	3,170	3,088,766
Barrick Gold Corp. (Canada), Sr. Unsec’d. Notes	6.950%	04/01/19	4,170	4,829,565
Barrick North America Finance LLC (Canada), Gtd. Notes	4.400%	05/30/21	1,210	1,236,025
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	3.250%	11/21/21	1,150	1,168,107
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes(a)	5.000%	09/30/43	1,950	2,024,166
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	6.500%	04/01/19	5,740	6,641,249
FMG Resources August 2006 Pty Ltd. (Australia), Sr. Sec’d. Notes, 144A(a)	9.750%	03/01/22	4,200	4,336,500
Freeport-McMoRan, Inc., Gtd. Notes(a)	4.000%	11/14/21	2,910	2,857,547
Glencore Finance Canada Ltd. (Switzerland), Gtd. Notes, 144A	2.050%	10/23/15	2,660	2,666,812
Glencore Finance Canada Ltd. (Switzerland), Gtd. Notes, 144A	2.700%	10/25/17	7,830	7,911,189
Glencore Finance Canada Ltd. (Switzerland), Gtd. Notes, 144A	5.800%	11/15/16	840	884,141
Glencore Funding LLC (Switzerland), Gtd. Notes, 144A	2.500%	01/15/19	1,100	1,087,657
Glencore Funding LLC (Switzerland), Gtd. Notes, 144A	2.875%	04/16/20	8,890	8,713,729
Rio Tinto Finance USA Ltd. (United Kingdom), Gtd. Notes	3.750%	09/20/21	2,480	2,570,076
Rio Tinto Finance USA Ltd. (United Kingdom), Gtd. Notes	4.125%	05/20/21	140	148,212
Rio Tinto Finance USA Ltd. (United Kingdom), Gtd. Notes	6.500%	07/15/18	590	668,931
Rio Tinto Finance USA Ltd. (United Kingdom), Gtd. Notes	9.000%	05/01/19	470	586,685
Rio Tinto Finance USA PLC (United Kingdom), Gtd. Notes	2.250%	12/14/18	1,120	1,126,290
Southern Copper Corp. (Mexico), Sr. Unsec’d. Notes(a)	5.250%	11/08/42	6,540	5,675,674
Vale Overseas Ltd. (Brazil), Gtd. Notes(a)	4.375%	01/11/22	4,617	4,510,587
Vale Overseas Ltd. (Brazil), Gtd. Notes	6.875%	11/21/36	4,540	4,389,317
Vedanta Resources PLC (India), Sr. Unsec’d. Notes, RegS(a)	9.500%	07/18/18	900	960,750

				69,274,135

Multiline Retail
Family Tree Escrow LLC, Sr. Sec’d. Notes, 144A(a)	5.250%	03/01/20	1,650	1,726,313

SEE NOTES TO FINANCIAL STATEMENTS.

A293

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Multi-Utilities — 0.1%
Dominion Resources, Inc., Sr. Unsec’d. Notes	7.000%		06/15/38	2,480	$3,084,227

Oil, Gas & Consumable Fuels — 4.2%
Access Midstream Partners LP/ACMP Finance Corp., Sr. Unsec’d. Notes(a)	4.875%		05/15/23	2,530	2,495,617
Access Midstream Partners LP/ACMP Finance Corp., Sr. Unsec’d. Notes	4.875%		03/15/24	1,780	1,748,850
Anadarko Finance Co., Series B, Gtd. Notes	7.500%		05/01/31	190	237,930
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.375%		09/15/17	5,160	5,662,605
Antero Resources Finance Corp., Gtd. Notes	5.375%		11/01/21	1,160	1,113,600
Apache Corp., Sr. Unsec’d. Notes	3.250%		04/15/22	1,774	1,744,610
Apache Corp., Sr. Unsec’d. Notes	5.100%		09/01/40	2,490	2,406,505
Apache Corp., Sr. Unsec’d. Notes	6.000%		01/15/37	1,040	1,121,827
Arch Coal, Inc., Gtd. Notes	7.000%		06/15/19	3,140	455,300
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.125%		10/01/15	3,800	3,825,547
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.506%		03/17/25	720	710,037
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.561%		11/01/21	170	176,427
California Resources Corp., Gtd. Notes(a)	6.000%		11/15/24	3,230	2,777,800
Chesapeake Energy Corp., Gtd. Notes(a)	5.375%		06/15/21	1,950	1,764,750
Chesapeake Energy Corp., Gtd. Notes(a)	5.750%		03/15/23	320	289,600
Chesapeake Energy Corp., Gtd. Notes	6.125%		02/15/21	990	930,600
Chesapeake Energy Corp., Gtd. Notes	6.875%		11/15/20	140	136,500
CNOOC Finance 2015 USA LLC (China), Gtd. Notes	3.500%		05/05/25	8,500	8,176,133
Concho Resources, Inc., Gtd. Notes	5.500%		10/01/22	10	9,950
Concho Resources, Inc., Gtd. Notes	5.500%		04/01/23	630	630,000
Concho Resources, Inc., Gtd. Notes	6.500%		01/15/22	1,812	1,889,010
ConocoPhillips, Gtd. Notes(a)	6.000%		01/15/20	570	660,145
Continental Resources, Inc., Gtd. Notes	4.500%		04/15/23	690	665,304
Continental Resources, Inc., Gtd. Notes	5.000%		09/15/22	340	333,415
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Gtd. Notes(a)	6.125%		03/01/22	1,790	1,825,800
Devon Energy Corp., Sr. Unsec’d. Notes	2.250%		12/15/18	1,200	1,203,253
Devon Energy Corp., Sr. Unsec’d. Notes(a)	3.250%		05/15/22	3,240	3,202,299
Devon Energy Corp., Sr. Unsec’d. Notes	5.000%		06/15/45	3,030	2,991,258
Devon Energy Corp., Sr. Unsec’d. Notes	6.300%		01/15/19	180	203,336
Devon Energy Corp., Sr. Unsec’d. Notes	7.950%		04/15/32	640	831,632
Devon Financing Corp. LLC, Gtd. Notes	7.875%		09/30/31	20	25,780
Ecopetrol SA (Colombia), Sr. Unsec’d. Notes	5.375%		06/26/26	4,100	4,059,000
Ecopetrol SA (Colombia), Sr. Unsec’d. Notes(a)	5.875%		05/28/45	3,320	2,929,900
Enterprise Products Operating LLC, Series A, Gtd. Notes	8.375%	(c)	08/01/66	3,400	3,561,500
Enterprise Products Operating LLC, Series N, Gtd. Notes	6.500%		01/31/19	4,610	5,255,875
Hess Corp., Sr. Unsec’d. Notes	8.125%		02/15/19	2,750	3,255,717
Kerr-McGee Corp., Gtd. Notes	7.875%		09/15/31	1,420	1,818,784
Kinder Morgan Energy Partners LP, Gtd. Notes	6.850%		02/15/20	790	912,242
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Gtd. Notes(a)	4.875%		12/01/24	3,450	3,372,375
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Gtd. Notes	5.500%		02/15/23	920	944,150
Murray Energy Corp., Sec’d. Notes, 144A(a)	11.250%		04/15/21	2,800	2,352,000
Noble Energy, Inc., Sr. Unsec’d. Notes	5.250%		11/15/43	1,050	1,022,973
Noble Energy, Inc., Sr. Unsec’d. Notes(a)	8.250%		03/01/19	4,460	5,313,876
Occidental Petroleum Corp., Sr. Unsec’d. Notes	3.125%		02/15/22	640	641,601

SEE NOTES TO FINANCIAL STATEMENTS.

A294

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Oil, Gas & Consumable Fuels (continued)
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp., Gtd. Notes	6.500%	05/15/21	190	$200,925
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp., Gtd. Notes	8.375%	06/01/20	1,756	1,905,260
Petrobras Global Finance BV (Brazil), Gtd. Notes(a)	6.250%	03/17/24	5,800	5,599,726
Petrobras International Finance Co. (Brazil), Gtd. Notes	3.875%	01/27/16	960	964,099
Petrobras International Finance Co. (Brazil), Gtd. Notes(a)	5.375%	01/27/21	9,980	9,598,764
Petrobras International Finance Co. (Brazil), Gtd. Notes	5.750%	01/20/20	2,501	2,478,091
Petrobras International Finance Co. (Brazil), Gtd. Notes	6.125%	10/06/16	1,970	2,024,175
Petroleos Mexicanos (Mexico), Gtd. Notes	6.375%	01/23/45	4,290	4,402,613
Petroleos Mexicanos (Mexico), Gtd. Notes	6.625%	06/15/35	7,270	7,760,725
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A	5.500%	06/27/44	1,270	1,168,400
Plains Exploration & Production Co., Gtd. Notes	6.500%	11/15/20	450	475,875
Plains Exploration & Production Co., Gtd. Notes	6.875%	02/15/23	4,771	5,116,898
QEP Resources, Inc., Sr. Unsec’d. Notes(a)	5.250%	05/01/23	2,640	2,527,800
QEP Resources, Inc., Sr. Unsec’d. Notes	6.875%	03/01/21	1,440	1,494,000
Range Resources Corp., Gtd. Notes	5.000%	08/15/22	790	774,200
Range Resources Corp., Gtd. Notes(a)	5.000%	03/15/23	2,790	2,734,200
Range Resources Corp., Gtd. Notes, 144A	4.875%	05/15/25	240	233,136
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes	4.500%	11/01/23	470	453,550
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes	5.875%	03/01/22	1,890	2,011,931
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes	6.500%	07/15/21	429	452,059
Sabine Pass Liquefaction LLC, Sr. Sec’d. Notes(a)	5.625%	02/01/21	770	785,400
Sabine Pass Liquefaction LLC, Sr. Sec’d. Notes(a)	5.750%	05/15/24	1,150	1,145,688
Samson Investment Co., Gtd. Notes	9.750%	02/15/20	3,590	206,425
Shelf Drilling Holdings Ltd. (United Arab Emirates), Sec’d. Notes, 144A(a)	8.625%	11/01/18	760	676,400
Shell International Finance BV (Netherlands), Gtd. Notes	4.125%	05/11/35	1,620	1,585,849
Shell International Finance BV (Netherlands), Gtd. Notes	4.375%	03/25/20	3,740	4,094,447
Shell International Finance BV (Netherlands), Gtd. Notes(a)	4.375%	05/11/45	2,360	2,329,490
Sinopec Group Overseas Development 2012 Ltd. (China), Gtd. Notes, 144A	2.750%	05/17/17	1,880	1,912,406
Sinopec Group Overseas Development 2014 Ltd. (China), Gtd. Notes, 144A	4.375%	04/10/24	6,140	6,439,755
Statoil ASA (Norway), Gtd. Notes	3.125%	08/17/17	1,300	1,350,618
Williams Cos., Inc. (The), Series A, Sr. Unsec’d. Notes	7.500%	01/15/31	1,231	1,347,226
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	7.875%	09/01/21	3,063	3,595,588
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	8.750%	03/15/32	410	497,207

				164,028,339

Paper & Forest Products — 0.1%
Celulosa Arauco y Constitucion SA (Chile), Sr. Unsec’d. Notes	4.500%	08/01/24	500	507,229

SEE NOTES TO FINANCIAL STATEMENTS.

A295

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Paper & Forest Products (continued)
Celulosa Arauco y Constitucion SA (Chile), Sr. Unsec’d. Notes	4.750%	01/11/22	2,025	$2,110,637

				2,617,866

Pharmaceuticals — 1.1%
AbbVie, Inc., Sr. Unsec’d. Notes(a)	1.750%	11/06/17	4,540	4,551,899
AbbVie, Inc., Sr. Unsec’d. Notes(a)	3.600%	05/14/25	4,090	4,042,536
Actavis Funding SCS, Gtd. Notes	3.450%	03/15/22	2,240	2,218,783
Actavis Funding SCS, Gtd. Notes	3.800%	03/15/25	3,150	3,094,314
Actavis Funding SCS, Gtd. Notes	4.550%	03/15/35	1,320	1,255,019
Actavis Funding SCS, Gtd. Notes	4.750%	03/15/45	1,710	1,628,012
Baxalta, Inc., Sr. Unsec’d. Notes, 144A	5.250%	06/23/45	1,450	1,457,911
GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes	2.850%	05/08/22	3,380	3,350,395
GlaxoSmithKline Capital, Inc. (United Kingdom), Gtd. Notes	6.375%	05/15/38	1,870	2,353,762
Merck & Co., Inc., Sr. Unsec’d. Notes	2.750%	02/10/25	2,420	2,320,623
Perrigo Co. PLC, Gtd. Notes	4.000%	11/15/23	830	841,132
Pfizer, Inc., Sr. Unsec’d. Notes	6.200%	03/15/19	1,630	1,864,477
Pfizer, Inc., Sr. Unsec’d. Notes	7.200%	03/15/39	2,000	2,758,590
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A	6.000%	03/01/19	738	839,813
Teva Pharmaceutical Finance Co. BV (Israel), Series 2, Gtd. Notes	3.650%	11/10/21	91	92,746
Valeant Pharmaceuticals, Gtd. Notes, 144A(a)	5.375%	03/15/20	5,830	6,019,475
Wyeth LLC, Gtd. Notes	5.450%	04/01/17	620	667,716
Wyeth LLC, Gtd. Notes	5.950%	04/01/37	550	656,099
Zoetis, Inc., Sr. Unsec’d. Notes	3.250%	02/01/23	2,060	1,995,742

				42,009,044

Real Estate Management & Development — 0.2%
WEA Finance LLC /Westfield UK & Europe Finance PLC (Australia), Gtd. Notes, 144A	3.750%	09/17/24	7,170	7,086,434

Road & Rail — 0.1%
Florida East Coast Holdings Corp., Sr. Sec’d. Notes, 144A	6.750%	05/01/19	2,410	2,416,025

Semiconductors & Semiconductor Equipment
National Semiconductor Corp., Sr. Unsec’d. Notes	6.600%	06/15/17	320	353,373

Software — 0.1%
Activision Blizzard, Inc., Gtd. Notes, 144A	5.625%	09/15/21	1,230	1,288,425
Oracle Corp., Sr. Unsec’d. Notes(a)	1.200%	10/15/17	3,960	3,960,008

				5,248,433

Tobacco — 1.1%
Altria Group, Inc., Gtd. Notes	2.850%	08/09/22	4,790	4,604,201
Altria Group, Inc., Gtd. Notes	4.750%	05/05/21	1,770	1,918,068
Altria Group, Inc., Gtd. Notes	5.375%	01/31/44	3,140	3,321,191
Altria Group, Inc., Gtd. Notes	9.250%	08/06/19	4,420	5,548,307
Altria Group, Inc., Gtd. Notes	9.950%	11/10/38	70	112,717
Altria Group, Inc., Gtd. Notes	10.200%	02/06/39	1,260	2,074,880
Imperial Tobacco Finance PLC (United Kingdom), Gtd. Notes, 144A	2.050%	02/11/18	1,670	1,662,330
Lorillard Tobacco Co., Gtd. Notes	3.750%	05/20/23	1,540	1,496,769

SEE NOTES TO FINANCIAL STATEMENTS.

A296

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
Tobacco (continued)
Lorillard Tobacco Co., Gtd. Notes	8.125%	06/23/19		2,470	$2,926,155
Philip Morris International, Inc., Sr. Unsec’d. Notes	2.500%	08/22/22		2,010	1,935,682
Philip Morris International, Inc., Sr. Unsec’d. Notes	2.900%	11/15/21		3,330	3,360,516
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.500%	03/20/42		2,330	2,270,312
Reynolds American, Inc., Gtd. Notes	3.250%	06/12/20		1,860	1,883,998
Reynolds American, Inc., Gtd. Notes	3.250%	11/01/22		1,430	1,377,313
Reynolds American, Inc., Gtd. Notes	5.850%	08/15/45		4,510	4,730,516
Reynolds American, Inc., Gtd. Notes(a)	6.150%	09/15/43		1,790	1,922,340

					41,145,295

Trading Companies & Distributors — 0.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes, 144A	3.750%	05/15/19		2,760	2,728,950
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	6.750%	09/01/16		5,630	5,922,056
United Rentals North America, Inc., Gtd. Notes	7.375%	05/15/20		570	608,184

					9,259,190

Wireless Telecommunication Services — 1.3%
America Movil SAB de CV (Mexico), Gtd. Notes	5.000%	03/30/20		4,200	4,649,190
America Movil SAB de CV (Mexico), Gtd. Notes(a)	5.625%	11/15/17		1,000	1,094,900
Bharti Airtel Ltd. (India), Sr. Unsec’d. Notes, 144A(a)	4.375%	06/10/25		5,560	5,477,795
Rogers Communications, Inc. (Canada), Gtd. Notes	6.800%	08/15/18		470	536,640
Sprint Capital Corp., Gtd. Notes	8.750%	03/15/32		1,560	1,517,100
Sprint Corp., Gtd. Notes(a)	7.625%	02/15/25		4,940	4,655,950
Sprint Corp., Gtd. Notes	7.875%	09/15/23		4,840	4,720,452
Verizon Communications, Inc., Sr. Unsec’d. Notes	2.450%	11/01/22		1,150	1,079,602
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.450%	03/15/21		2,400	2,446,385
Verizon Communications, Inc., Sr. Unsec’d. Notes(a)	6.550%	09/15/43		20,806	24,337,902

					50,515,916

TOTAL CORPORATE BONDS (cost $1,228,054,866)					1,234,629,769

FOREIGN GOVERNMENT BONDS — 8.3%
Brazil Notas do Tesouro Nacional (Brazil), Series B, Notes	15.051%	08/15/50	BRL	10,099	8,592,170
Brazil Notas do Tesouro Nacional (Brazil), Series F, Sr. Notes	10.000%	01/01/17	BRL	53,810	16,417,175
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes(a)	5.625%	02/26/44		4,310	4,363,875
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	3.750%	04/25/22		270	265,950
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	5.875%	03/13/20		2,000	2,225,000
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A(a)	5.875%	01/15/24		887	980,135

SEE NOTES TO FINANCIAL STATEMENTS.

A297

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

FOREIGN GOVERNMENT BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	3.750%		04/25/22		3,640	$3,585,400
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	4.875%		05/05/21		1,067	1,132,407
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	5.375%		10/17/23		340	365,925
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	5.875%		03/13/20		360	400,500
Italy Buoni Poliennali Del Tesoro (Italy), Bonds	3.750%		09/01/24	EUR	53,700	67,079,680
Mexican Bonos (Mexico), Bonds	7.750%		11/13/42	MXN	516,474	36,620,965
Mexican Bonos (Mexico), Bonds	6.500%		06/09/22	MXN	669,246	44,111,869
Mexican Bonos (Mexico), Bonds	8.000%		06/11/20	MXN	11,549	821,286
Mexican Bonos (Mexico), Bonds	10.000%		12/05/24	MXN	108,510	8,839,932
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	4.000%		10/02/23		2,740	2,815,350
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	5.550%		01/21/45		15,290	16,264,738
Poland Government Bond (Poland)	3.250%		07/25/25	PLN	213,370	56,598,549
Poland Government International Bond (Poland), Sr. Unsec’d. Notes(a)	4.000%		01/22/24		9,340	9,771,975
Portugal Government International Bond (Portugal), Unsec’d. Notes, 144A	5.125%		10/15/24		7,450	7,599,596
Republic of Peru (Peru), Sr. Unsec’d. Notes	5.625%		11/18/50		800	892,000
Russian Foreign Bond (Russia), Sr. Unsec’d. Notes, RegS	7.500%	(c)	03/31/30		3,407	3,991,113
Russian Foreign Bond – Eurobond (Russia), Sr. Unsec’d. Notes	4.500%		04/04/22		2,800	2,740,500
Russian Foreign Bond – Eurobond (Russia), Sr. Unsec’d. Notes, 144A(a)	7.500%	(c)	03/31/30		1,806	2,116,000
South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes(a)	5.875%		09/16/25		7,845	8,691,036
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	4.875%		04/16/43		3,430	3,121,163
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	5.625%		03/30/21		1,077	1,160,898
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	5.750%		03/22/24		5,330	5,769,725
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	6.250%		09/26/22		5,316	5,913,731

TOTAL FOREIGN GOVERNMENT BONDS (cost $349,520,788)						323,248,643

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 13.6%
Adjustable Rate Mortgage Trust, Series 2005-3, Class 7A1	2.538%	(c)	07/25/35		469	448,065
Adjustable Rate Mortgage Trust, Series 2005-5, Class 1A1	2.523%	(c)	09/25/35		524	404,874
Alternative Loan Trust, Series 2005-J4, Class M2	0.827%	(c)	07/25/35		5,607	5,059,342
American Home Mortgage Investment Trust, Series 2004-4, Class 1A1	0.527%	(c)	02/25/45		4,894	4,613,679
Banc of America Funding, Series 2005-F, Class 2A1	2.814%	(c)	09/20/35		79	59,930
Banc of America Funding, Series 2015-R2, Class 4A1, 144A	0.350%	(c)	09/29/36		11,676	10,791,242
Banc of America Mortgage Securities, Inc., Series 2003-H, Class 3A1	2.746%	(c)	09/25/33		345	339,024
Banc of America Mortgage Securities, Inc., Series 2005-12, Class A2	1.085%	(c)	01/25/36		1,363	1,215,630

SEE NOTES TO FINANCIAL STATEMENTS.

A298

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Banc of America Mortgage Securities, Inc., Series 2005-H, Class 2A1	2.687%	(c)	09/25/35	224	$204,644
BCAP LLC Trust, Series 2006-AA1, Class A1	0.375%	(c)	10/25/36	3,140	2,445,325
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 11A1	2.639%	(c)	02/25/36	522	411,958
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 24A1	5.260%	(c)	02/25/36	183	169,108
Bear Stearns Alt-A Trust, Series 2004-11, Class 1M1	1.085%	(c)	11/25/34	11,935	10,124,075
Bear Stearns Alt-A Trust, Series 2004-13, Class A1	0.925%	(c)	11/25/34	124	122,922
Bear Stearns Asset-Backed Securities Trust, Series 2003-AC5, Class A3	1.287%	(c)	10/25/33	366	338,836
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-3A, Class A2, 144A	0.487%	(c)	08/25/35	340	312,451
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-4A, Class A2, 144A	0.477%	(c)	10/25/35	346	314,987
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-1A, Class A2, 144A	0.387%	(c)	01/25/36	529	481,188
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-3A, Class A2, 144A	0.417%	(c)	07/25/36	552	497,391
Citigroup Mortgage Loan Trust, Inc., Series 2005-8, Class 1A1A	2.524%	(c)	10/25/35	494	418,304
Citigroup Mortgage Loan Trust, Inc., Series 2010-3, Class 4A1, 144A	2.360%	(c)	02/25/36	1,875	1,869,525
Citigroup Mortgage Loan Trust, Inc., Series 2015-2, Class 2A1, 144A	0.986%	(c)	11/25/46	10,057	9,861,817
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB6, Class A1	2.428%	(c)	11/20/34	199	190,745
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-3, Class 1A2	0.475%	(c)	04/25/35	4,935	4,374,152
CSMC, Series 2015-2R, Class 3A1, 144A	0.395%	(c)	04/27/36	10,239	8,794,123
CSMC, Series 2015-2R, Class 7A1, 144A	2.632%	(c)	08/27/36	8,993	9,002,940
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust, Series 2006-PR1, Class 5AS4, IO, 144A	6.611%	(c)	04/15/36	38,742	11,669,408
Fannie Mac, Series 2015-55, IO	—	(p)	09/25/47	5,200	322,972
Fannie Mac, Series AM-7308, Class S, IO	—	(p)	07/31/45	1,200	304,284
Fannie Mae Connecticut Avenue Securities, Series 2013-C01, Class M2	5.435%	(c)	10/25/23	12,230	13,278,710
Fannie Mae Connecticut Avenue Securities, Series 2014-C01, Class M2	4.585%	(c)	01/25/24	18,980	19,541,144
Fannie Mae Connecticut Avenue Securities, Series 2014-C02, Class 1M2	2.785%	(c)	05/25/24	16,420	14,767,114
Fannie Mae Connecticut Avenue Securities, Series 2014-C03, Class 1M2	3.187%	(c)	07/25/24	27,860	25,864,249
Fannie Mae Interest Strip, Series 409, Class C1, IO	3.000%		11/25/26	4,333	388,166
Fannie Mae Interest Strip, Series 409, Class C2, IO	3.000%		04/25/27	4,489	496,337
Fannie Mae Interest Strip, Series 409, Class C13, IO	3.500%		11/25/41	3,140	650,246
Fannie Mae Interest Strip, Series 409, Class C22, IO	4.500%		11/25/39	3,823	774,336
Fannie Mae REMICS, Series 2004-38, Class FK	0.535%	(c)	05/25/34	927	930,252
Fannie Mae REMICS, Series 2006-104, Class IC, IO	6.413%	(c)	11/25/36	2,126	475,837
Fannie Mae REMICS, Series 2010-100, Class SD, IO	6.393%	(c)	09/25/40	3,306	642,262

SEE NOTES TO FINANCIAL STATEMENTS.

A299

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Fannie Mae REMICS, Series 2010-110, Class AE	9.750%		11/25/18	1,673	$1,838,494
Fannie Mae REMICS, Series 2010-123, Class PM	4.000%		07/25/40	7,300	7,829,527
Fannie Mae REMICS, Series 2010-142, Class SM, IO	6.343	%(c)	12/25/40	733	116,391
Fannie Mae REMICS, Series 2010-150, Class SK, IO	6.343	%(c)	01/25/41	2,455	448,267
Fannie Mae REMICS, Series 2010-27, Class AS, IO	6.293	%(c)	04/25/40	2,742	416,613
Fannie Mae REMICS, Series 2011-14, Class GD	4.000%		04/25/40	58,533	61,214,439
Fannie Mae REMICS, Series 2011-15, Class AB	9.750%		08/25/19	560	613,297
Fannie Mae REMICS, Series 2011-99, Class KS, IO	6.513	%(c)	10/25/26	3,226	572,585
Fannie Mae REMICS, Series 2012-118, Class CI, IO	3.500%		12/25/39	4,151	610,204
Fannie Mae REMICS, Series 2012-124, Class SE, IO	5.963	%(c)	11/25/42	2,421	516,763
Fannie Mae REMICS, Series 2012-128, Class SQ, IO	5.963	%(c)	11/25/42	1,842	451,701
Fannie Mae REMICS, Series 2012-128, Class SL, IO	5.963	%(c)	11/25/42	1,167	290,356
Fannie Mae REMICS, Series 2012-133, Class SA, IO	5.963	%(c)	12/25/42	575	150,820
Fannie Mae REMICS, Series 2012-133, Class CS, IO	5.963	%(c)	12/25/42	1,105	225,847
Fannie Mae REMICS, Series 2012-134, Class MS, IO	5.963	%(c)	12/25/42	1,606	315,394
Fannie Mae REMICS, Series 2012-139, Class DI, IO	3.000%		12/25/27	3,224	341,559
Fannie Mae REMICS, Series 2012-28, Class B	6.500%		06/25/39	663	742,844
Fannie Mae REMICS, Series 2012-46, Class BA	6.000%		05/25/42	2,589	2,941,935
Fannie Mae REMICS, Series 2012-51, Class B	7.000%		05/25/42	1,072	1,216,437
Fannie Mae REMICS, Series 2012-70, Class YS, IO	6.463	%(c)	02/25/41	413	86,043
Fannie Mae REMICS, Series 2012-70, Class HS, IO	5.813	%(c)	07/25/42	2,829	598,220
Fannie Mae REMICS, Series 2012-74, Class OA, PO	1.000	%(s)	03/25/42	230	213,624
Fannie Mae REMICS, Series 2012-74, Class SA, IO	6.463	%(c)	03/25/42	2,639	472,609
Fannie Mae REMICS, Series 2012-74, Class AI, IO	3.000%		07/25/27	2,866	331,271
Fannie Mae REMICS, Series 2012-75, Class AO, PO	1.000	%(s)	03/25/42	344	320,436
Fannie Mae REMICS, Series 2012-75, Class NS, IO	6.413	%(c)	07/25/42	218	45,170
Fannie Mae REMICS, Series 2012-93, Class IB, IO	3.000%		09/25/27	6,908	787,700
Fannie Mae REMICS, Series 2013-126, Class CS, IO	5.963	%(c)	09/25/41	8,181	1,264,597
Fannie Mae REMICS, Series 2013-19, Class US, IO	5.963	%(c)	03/25/43	1,930	525,079
Fannie Mae REMICS, Series 2013-26, Class HI, IO	3.000%		04/25/32	4,470	538,315
Fannie Mae REMICS, Series 2013-67, Class KS, IO	5.913	%(c)	07/25/43	598	149,562
Fannie Mae REMICS, Series 2013-73, Class IA, IO	3.000%		09/25/32	15,537	1,983,058

SEE NOTES TO FINANCIAL STATEMENTS.

A300

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Fannie Mae REMICS, Series 2013-9, Class SA, IO	5.963%	(c)	03/25/42	11,131	$1,790,876
Fannie Mae REMICS, Series 2013-9, Class BC	6.500%		07/25/42	3,258	3,757,959
Fannie Mae REMICS, Series 2013-9, Class CB	5.500%		04/25/42	7,738	8,706,600
Freddie Mac Reference REMICS, Series R007, Class ZA	6.000%		05/15/36	4,402	5,011,294
Freddie Mac REMICS, Series 2957, Class ZA	5.000%		03/15/35	7,806	8,630,411
Freddie Mac REMICS, Series 3242, Class SC, IO	6.103%	(c)	11/15/36	856	149,916
Freddie Mac REMICS, Series 3368, Class AI, IO	5.843%	(c)	09/15/37	2,094	376,720
Freddie Mac REMICS, Series 3621, Class SB, IO	6.043%	(c)	01/15/40	436	73,332
Freddie Mac REMICS, Series 3639, Class EY	5.000%		02/15/30	3,100	3,358,410
Freddie Mac REMICS, Series 3768, Class MB	4.000%		12/15/39	10,732	11,291,954
Freddie Mac REMICS, Series 3806, Class CZ	5.500%		07/15/34	11,082	12,474,749
Freddie Mac REMICS, Series 3947, Class SG, IO	5.763%	(c)	10/15/41	9,400	1,690,658
Freddie Mac REMICS, Series 3997, Class SK, IO	6.413%	(c)	11/15/41	1,328	254,278
Freddie Mac REMICS, Series 4054, Class SA, IO	5.863%	(c)	08/15/39	1,997	350,995
Freddie Mac REMICS, Series 4076, Class SW, IO	5.863%	(c)	07/15/42	390	80,674
Freddie Mac REMICS, Series 4092, Class AI, IO	3.000%		09/15/31	832	107,610
Freddie Mac REMICS, Series 4097, Class ST, IO	5.863%	(c)	08/15/42	832	173,085
Freddie Mac REMICS, Series 4119, Class IN, IO	3.500%		10/15/32	2,426	381,597
Freddie Mac REMICS, Series 4136, Class SE, IO	5.963%	(c)	11/15/42	547	125,290
Freddie Mac REMICS, Series 4136, Class SJ, IO	5.963%	(c)	11/15/42	572	153,767
Freddie Mac REMICS, Series 4136, Class SQ, IO	5.963%	(c)	11/15/42	1,589	365,731
Freddie Mac REMICS, Series 4139, Class SB, IO	5.963%	(c)	12/15/42	2,791	687,195
Freddie Mac REMICS, Series 4146, Class DI, IO	3.000%		12/15/31	8,652	1,067,256
Freddie Mac REMICS, Series 4174, Class SA, IO	6.013%	(c)	05/15/39	1,962	348,644
Freddie Mac REMICS, Series 4194, Class BI, IO	3.500%		04/15/43	3,599	622,068
Freddie Mac REMICS, Series 4206, Class CZ	3.000%		05/15/43	1,384	1,215,722
Freddie Mac REMICS, Series 4210, Class Z	3.000%		05/15/43	2,606	2,339,938
Freddie Mac REMICS, Series 4226, Class GZ	3.000%		07/15/43	2,330	2,107,035
Freddie Mac REMICS, Series 4239, Class IO, IO	3.500%		06/15/27	13,294	1,674,019
Freddie Mac REMICS, Series 4415, Class IO, IO	1.785%	(c)	04/15/41	4,349	312,091
Freddie Mac Strips, Series 283, Class IO, IO	3.500%		10/15/27	2,106	299,326
Government National Mortgage Assoc., Series 2010-31, Class GS, IO	6.313%	(c)	03/20/39	877	121,615
Government National Mortgage Assoc., Series 2010-42, Class BS, IO	6.293%	(c)	04/20/40	430	75,065
Government National Mortgage Assoc., Series 2010-47, Class XN, IO	6.365%	(c)	04/16/34	86	2,140
Government National Mortgage Assoc., Series 2010-76, Class CS, IO	6.363%	(c)	06/20/40	5,654	1,235,753
Government National Mortgage Assoc., Series 2010-85, Class HS, IO	6.463%	(c)	01/20/40	762	139,186
Government National Mortgage Assoc., Series 2010-101, Class NI, IO	5.000%		11/20/36	1,321	47,786
Government National Mortgage Assoc., Series 2010-H02, Class FA	0.862%	(c)	02/20/60	6,704	6,773,919
Government National Mortgage Assoc., Series 2010-H10, Class FC	1.182%	(c)	05/20/60	7,238	7,407,882

SEE NOTES TO FINANCIAL STATEMENTS.

A301

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Government National Mortgage Assoc., Series 2010-H11, Class FA	1.182%	(c)	06/20/60	8,155	$8,336,413
Government National Mortgage Assoc., Series 2010-H20, Class AF	0.512%	(c)	10/20/60	13,914	13,874,549
Government National Mortgage Assoc., Series 2010-H24, Class FA	0.532%	(c)	10/20/60	12,302	12,276,029
Government National Mortgage Assoc., Series 2010-H26, Class LF	0.532%	(c)	08/20/58	995	994,525
Government National Mortgage Assoc., Series 2011-135, Class D	5.000%		04/16/40	1,085	1,183,125
Government National Mortgage Assoc., Series 2012-34, Class SA, IO	5.863%	(c)	03/20/42	4,091	900,405
Government National Mortgage Assoc., Series 2012-43, Class SN, IO	6.415%	(c)	04/16/42	2,283	560,056
Government National Mortgage Assoc., Series 2012-66, Class CI, IO	3.500%		02/20/38	4,037	507,264
Government National Mortgage Assoc., Series 2012-98, Class SA, IO	5.915%	(c)	08/16/42	2,323	397,959
Government National Mortgage Assoc., Series 2012-124, Class AS, IO	6.015%	(c)	10/16/42	3,305	664,054
Government National Mortgage Assoc., Series 2013-69, Class AI, IO	3.500%		05/20/43	2,427	502,640
Government National Mortgage Assoc., Series 2014-5, Class SP, IO	5.965%	(c)	06/16/43	5,166	722,276
GreenPoint Mortgage Funding Trust, Series 2005-AR4, Class G41B	0.387%	(c)	10/25/45	262	201,849
GreenPoint Mortgage Funding Trust, Series 2006-AR2, Class 1A2	0.435%	(c)	04/25/36	1,379	3,001,898
GreenPoint Mortgage Funding Trust, Series 2006-AR3, Class 3A1	0.415%	(c)	04/25/36	218	180,874
GSMPS Mortgage Loan Trust, Series 2004-4, Class 1AF, 144A	0.585%	(c)	06/25/34	2,934	2,547,808
GSMPS Mortgage Loan Trust, Series 2005-RP1, Class 1AF, 144A	0.531%	(c)	01/25/35	3,037	2,546,949
GSMPS Mortgage Loan Trust, Series 2005-RP2, Class 1AF, 144A	0.535%	(c)	03/25/35	1,429	1,247,538
GSR Mortgage Loan Trust, Series 2005-8F, Class 2A1	5.500%		11/25/35	496	484,796
GSR Mortgage Loan Trust, Series 2005-AR4, Class 3A5	2.692%	(c)	07/25/35	637	616,345
HarborView Mortgage Loan Trust, Series 2004-10, Class 3A1A	2.650%	(c)	01/19/35	415	384,783
HarborView Mortgage Loan Trust, Series 2004-11, Class 3A3	0.946%	(c)	01/19/35	327	219,964
Homestar Mortgage Acceptance Corp., Series 2004-3, Class AV1	0.635%	(c)	07/25/34	634	629,004
Homestar Mortgage Acceptance Corp., Series 2004-6, Class A3A	0.735%	(c)	01/25/35	871	869,339
Impac Secured Assets Trust, Series 2006-2, Class 2A1	0.535%	(c)	08/25/36	139	137,075
Impac Secured Assets Trust, Series 2007-2, Class 2A	0.435%	(c)	04/25/37	3,574	3,287,040
IndyMac Index Mortgage Loan Trust, Series 2006-AR27, Class 2A2	0.385%	(c)	10/25/36	1,494	1,274,198
JP Morgan Resecuritization Trust, Series 2014-6, Class 3A1, 144A	0.391%	(c)	07/27/46	26,660	26,329,084
JPMorgan Mortgage Trust, Series 2005-A6, Class 2A4	2.553%	(c)	08/25/35	1,282	1,257,224

SEE NOTES TO FINANCIAL STATEMENTS.

A302

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
JPMorgan Mortgage Trust, Series 2005-S3, Class 1A1	6.500%		01/25/36	3,056	$2,727,435
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1	2.666%	(c)	04/21/34	1,401	1,409,654
MASTR Alternative Loans Trust, Series 2004-10, Class 5A1	0.635%	(c)	09/25/34	997	932,687
Merrill Lynch Mortgage Investors Trust, Series 2006-1, Class 2A1	2.124%	(c)	02/25/36	438	432,356
Morgan Stanley Mortgage Loan Trust, Series 2004-5AR, Class 2A	2.552%	(c)	07/25/34	1,096	1,083,707
Morgan Stanley Mortgage Loan Trust, Series 2004-10AR, Class 4A	2.502%	(c)	11/25/34	2,841	2,743,226
Morgan Stanley Mortgage Loan Trust, Series 2005-10, Class 1A1	0.885%	(c)	12/25/35	2,299	1,867,333
Morgan Stanley Resecuritization Trust, Series 2015-R2, Class 2A1, 144A	1.227%	(c)	12/26/46	19,848	19,648,304
NAAC Reperforming Loan REMIC Trust Certificates, Series 2004-R3, Class A1, 144A	6.500%		02/25/35	2,667	2,729,711
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR1, Class M1	0.757%	(c)	02/25/35	9,058	7,820,732
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AF1, Class 2A	3.179%	(c)	06/25/36	886	729,669
RALI Series Trust, Series 2005-QA1, Class M1	0.735%	(c)	01/25/35	6,882	5,823,418
RAMP Series Trust, Series 2005-SL1, Class A7	8.000%		05/25/32	164	149,871
RBSGC Mortgage Loan Trust, Series 2005-A, Class 5A	7.000%		04/25/35	3,664	3,377,685
RBSGC Mortgage Loan Trust, Series 2007-B, Class 1A4	0.635%	(c)	01/25/37	1,394	951,659
RBSSP Resecuritization Trust, Series 2010-3, Class 4A1, 144A	2.841%	(c)	12/26/35	983	985,507
Reperforming Loan REMIC Trust, Series 2004-R1, Class 1AF, 144A	0.585%	(c)	11/25/34	6,015	5,491,979
Residential Accredit Loans, Inc., Series 2007-QS1, Class 2A2	0.545%	(c)	01/25/37	391	235,019
Residential Asset Securitization Trust, Series 2007-A7, Class A3	5.999%		07/25/37	2,535	1,857,172
SACO I Trust, Series 2007-VA1, Class A, 144A	8.974%	(c)	06/25/21	1,391	1,449,108
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-9XS, Class A	0.555%	(c)	07/25/34	693	667,060
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-10, Class 2A	2.447%	(c)	08/25/34	3,640	3,607,664
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-13, Class A2	0.487%	(c)	09/25/34	581	515,520
Structured Agency Credit Risk Debt Notes, Series 2014-DN1, Class M3	4.687%	(c)	02/25/24	3,650	3,762,672
Structured Asset Securities Corp., Series 2005-RF1, Class A, 144A	0.537%	(c)	03/25/35	3,083	2,558,079
Thornburg Mortgage Securities Trust, Series 2007-4, Class 3A1	6.088%	(c)	09/25/37	911	935,599
Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 1A1	2.681%	(c)	08/20/35	128	110,846
Washington Mutual Mortgage Pass-Through Certificates, Series 2002-AR19, Class A6	2.393%	(c)	02/25/33	1,172	1,152,853
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR9, Class 1A7	2.405%	(c)	09/25/33	346	349,108
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR11, Class A1A	0.505%	(c)	08/25/45	5,510	5,166,668
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1C3	0.675%	(c)	10/25/45	5,185	4,368,075

SEE NOTES TO FINANCIAL STATEMENTS.

A303

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY3, Class 4A1	2.411%	(c)	03/25/37	661	$622,728
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY4, Class 4A1	2.090%	(c)	09/25/36	492	436,517
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-OA6, Class 1A	0.968%	(c)	07/25/47	18,308	15,588,033
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR4, Class 2A1	5.676%	(c)	04/25/36	145	143,655

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $507,004,876)					525,489,669

U.S. GOVERNMENT AGENCY OBLIGATIONS — 19.0%
Federal Home Loan Mortgage Corp.	2.492%	(c)	07/01/36	1,517	1,625,911
Federal Home Loan Mortgage Corp.	3.500%		10/01/42-03/01/45	13,483	13,917,874
Federal Home Loan Mortgage Corp.	3.500%		TBA	2,700	2,770,400
Federal Home Loan Mortgage Corp.	4.000%		10/01/25-08/01/43	24,848	26,512,140
Federal Home Loan Mortgage Corp.	4.000%		TBA	6,600	6,964,674
Federal Home Loan Mortgage Corp.	4.500%		12/01/43-04/01/44	57,998	63,736,181
Federal Home Loan Mortgage Corp.	5.000%		03/01/38-11/01/41	7,530	8,333,421
Federal Home Loan Mortgage Corp.	5.500%		12/01/38	2,755	3,085,945
Federal Home Loan Mortgage Corp.	6.500%		09/01/39	2,763	3,169,126
Federal Home Loan Mortgage Corp.	7.000%		03/01/39	710	806,504
Federal National Mortgage Assoc.	1.748%	(c)	05/01/37	121	128,088
Federal National Mortgage Assoc.	1.895%	(c)	01/01/37	119	125,806
Federal National Mortgage Assoc.	2.099%	(c)	08/01/37	124	132,560
Federal National Mortgage Assoc.	2.500%		01/01/28-10/01/42	6,099	6,079,943
Federal National Mortgage Assoc.	2.500%		TBA	9,100	9,210,236
Federal National Mortgage Assoc.	2.810%		04/01/25	520	510,485
Federal National Mortgage Assoc.	3.000%		09/01/42-02/01/43	24,408	24,433,428
Federal National Mortgage Assoc.	3.000%		TBA	85,000	88,060,663
Federal National Mortgage Assoc., Sub. Notes, PO	3.252%	(s)	10/09/19	25,050	22,878,866
Federal National Mortgage Assoc.	3.500%		06/01/33-05/01/43	66,757	69,245,745
Federal National Mortgage Assoc.	3.500%		TBA	51,800	53,726,766
Federal National Mortgage Assoc.	4.000%		04/01/42-01/01/45	24,373	26,004,728
Federal National Mortgage Assoc.	4.000%		TBA	33,500	35,414,078
Federal National Mortgage Assoc.	4.500%		04/01/31-01/01/45	69,651	75,942,717
Federal National Mortgage Assoc.	4.500%		TBA	7,400	8,000,094
Federal National Mortgage Assoc.	5.000%		07/01/33-06/01/41	19,953	22,168,959
Federal National Mortgage Assoc.	5.000%		TBA	1,200	1,325,625
Federal National Mortgage Assoc.	5.500%		11/01/28-05/01/40	4,295	4,826,920
Federal National Mortgage Assoc.	6.000%		04/01/33-09/01/37	2,302	2,630,713
Federal National Mortgage Assoc.	6.500%		05/01/40	12,017	13,800,934
Federal National Mortgage Assoc., Notes	6.625%		11/15/30	13,100	18,513,117
Federal National Mortgage Assoc.	7.000%		04/01/37-02/01/39	5,020	5,852,220
Financing Corp., Series 1P, Debs., PO	4.463%	(s)	05/11/18	1,670	1,611,238
Financing Corp., Series 8P, Debs., PO	4.550%	(s)	08/03/18	680	651,201
Financing Corp., Series 11P, Debs., PO	4.445%	(s)	02/08/18	440	427,179
Financing Corp., Series 12P, Debs., PO	3.540%	(s)	12/06/18	3,500	3,329,396
Financing Corp., Series 13P, Debs., PO	3.170%	(s)	12/27/18	7,929	7,554,680
Financing Corp., Series B-P, Debs., PO	4.463%	(s)	04/06/18	1,340	1,298,461
Financing Corp., Series D-P, Sec’d. Notes, PO	3.631%	(s)	09/26/19	5,580	5,172,543
Financing Corp., Series E-P, Debs., PO	3.716%	(s)	11/02/18	5,800	5,525,991
Government National Mortgage Assoc.	1.833%	(c)	11/20/60	5,504	5,760,185
Government National Mortgage Assoc.	1.913%	(c)	07/20/60	4,237	4,457,811
Government National Mortgage Assoc.	1.942%	(c)	09/20/60	5,959	6,278,324
Government National Mortgage Assoc.	2.573%	(c)	04/20/60	6,543	7,006,577
Government National Mortgage Assoc.	3.500%		TBA	19,300	20,030,538
Government National Mortgage Assoc.	4.000%		TBA	7,100	7,524,198

SEE NOTES TO FINANCIAL STATEMENTS.

A304

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)

Government National Mortgage Assoc.	4.500%		01/20/40-07/20/41	7,607	$8,301,838
Government National Mortgage Assoc.	5.000%		04/15/40-11/20/40	16,613	18,458,617
Government National Mortgage Assoc.	5.500%		06/15/36	1,222	1,395,521
Government National Mortgage Assoc.	6.000%		08/20/40-02/20/42	883	1,013,403
Government National Mortgage Assoc.	6.500%		10/20/37	1,153	1,347,003
Residual Funding Corp. Strips Principal, Bonds, PO	1.843%	(s)	10/15/19	190	175,373
Residual Funding Corp. Strips Principal, Bonds	2.000%		10/15/20	2,280	2,046,802
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.250%		09/15/39	5,050	6,144,380

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $727,915,580)					735,446,126

U.S. TREASURY OBLIGATIONS — 15.5%
U.S. Treasury Bonds(a)	2.500%		02/15/45	5,780	5,086,862
U.S. Treasury Bonds	3.000%		11/15/44-05/15/45	176,970	173,341,541
U.S. Treasury Bonds	3.375%		05/15/44	112,210	117,864,374
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625%		02/15/43	23,610	21,539,168
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125%		02/15/40	3,910	5,270,515
U.S. Treasury Notes	0.375%		11/15/15	2,590	2,592,833
U.S. Treasury Notes	0.500%		07/31/16	1,570	1,572,330
U.S. Treasury Notes	0.625%		11/30/17	4,320	4,301,437
U.S. Treasury Notes	0.750%		06/30/17	4,380	4,388,554
U.S. Treasury Notes	1.250%		01/31/20	14,630	14,433,402
U.S. Treasury Notes	1.375%		04/30/20	1,330	1,315,452
U.S. Treasury Notes	1.500%		07/31/16-11/30/19	62,371	62,446,864
U.S. Treasury Notes(a)	1.500%		05/31/20	540	537,047
U.S. Treasury Notes	1.625%		12/31/19	22,360	22,452,593
U.S. Treasury Notes	1.625%		07/31/19	3,500	3,529,806
U.S. Treasury Notes	1.750%		09/30/19	1,790	1,811,535
U.S. Treasury Notes(a)	1.750%		03/31/22	16,720	16,416,950
U.S. Treasury Notes(a)	2.000%		02/15/25	14,120	13,718,455
U.S. Treasury Notes	2.125%		12/31/21-06/30/22	59,520	59,771,222
U.S. Treasury Notes(a)	2.125%		05/15/25	320	314,200
U.S. Treasury Notes	2.375%		08/15/24	56,105	56,407,462
U.S. Treasury Notes	2.500%		05/15/24	10,800	10,984,777
U.S. Treasury Strip Principal, PO	4.007%	(s)	02/15/43	6,560	2,658,184

TOTAL U.S. TREASURY OBLIGATIONS (cost $610,217,112)					602,755,563

				Shares
PREFERRED STOCK
Diversified Financial Services
Citigroup Capital XIII, 7.875% (cost $1,192,693)				45,250	1,174,690

TOTAL LONG-TERM INVESTMENTS (cost $3,948,802,600)					3,945,749,257

SHORT-TERM INVESTMENTS — 9.2%
AFFILIATED MONEY MARKET MUTUAL FUND — 7.9%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $305,338,586; includes $218,745,216 of cash collateral for securities on loan)(b)(w)(Note 4)				305,338,586	305,338,586

SEE NOTES TO FINANCIAL STATEMENTS.

A305

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

	Interest	Maturity Date	Principal Amount (000)#		Value (Note 2)
U.S. GOVERNMENT AGENCY OBLIGATION(n) — 1.3%
Federal Home Loan Mortgage Corp., Disc. Notes (cost $49,989,222)	0.080%	10/06/15		50,000	$49,986,650

		Counterparty	Notional Amount (000)#
OPTIONS PURCHASED*
Call Options
Currency Option USD vs JPY, expiring 08/07/15, @ FX Rate 81.50		Jefferies Group, Inc.		98	108,225
20 Year U.S. Treasury Bonds, expiring 07/24/15, Strike Price $149.00				55	179,609
expiring 07/24/15, Strike Price $150.00				138	368,719

					656,553

Put Options
20 Year U.S. Treasury Bonds, expiring 07/24/15, Strike Price $150.00				28	51,187

TOTAL OPTIONS PURCHASED (cost $466,156)					707,740

TOTAL SHORT-TERM INVESTMENTS (cost $355,793,964)					356,032,976

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 111.0% (cost $4,304,596,564)					4,301,782,233

OPTIONS WRITTEN* — (0.1)%
Call Options
90 Day Euro dollar Time Deposit Options Futures, expiring 06/13/16, @ FX Rate 99.00				420	(106,050)
5 Year U.S. Treasury Notes, expiring 07/24/15, Strike Price $119.00				336	(202,125)
expiring 07/24/15, Strike Price $120.00				277	(56,266)
expiring 08/21/15, Strike Price $120.00				167	(61,320)
10 Year Euro-Bund Futures, expiring 07/24/15, Strike Price $154.50			EUR	142	(82,321)
10 Year U.S. Treasury Notes, expiring 07/24/15, Strike Price $126.00				60	(55,312)
expiring 07/24/15, Strike Price $126.50				167	(114,813)
expiring 07/24/15, Strike Price $127.00				774	(387,000)
expiring 07/24/15, Strike Price $127.50				28	(10,063)
expiring 07/24/15, Strike Price $128.00				132	(35,062)
expiring 08/21/15, Strike Price $128.00				362	(192,312)
expiring 08/21/15, Strike Price $129.00				408	(140,250)
expiring 07/24/15, Strike Price $129.50				109	(11,922)
expiring 08/21/15, Strike Price $132.50				7	(656)
20 Year U.S. Treasury Bonds, expiring 07/24/15, Strike Price $151.00				137	(295,406)
expiring 07/24/15, Strike Price $152.00				26	(44,688)
expiring 07/24/15, Strike Price $153.00				375	(509,766)
expiring 07/24/15, Strike Price $154.00				205	(217,812)
expiring 08/21/15, Strike Price $154.00				33	(62,391)
expiring 07/24/15, Strike Price $155.00				455	(376,797)

SEE NOTES TO FINANCIAL STATEMENTS.

A306

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

OPTIONS WRITTEN* (continued)		Notional Amount (000)#		Value (Note 2)
Call Options (continued)
expiring 07/24/15, Strike Price $156.00			160	$(102,500)

				(3,064,832)

Put Options
Currency Option USD vs EUR, expiring 09/03/15, @ FX Rate 1.06	Barclays Capital Group	EUR	354	(274,919)
expiring 07/02/15, @ FX Rate 1.11	Jefferies Group, Inc.		9,375	(37,500)
expiring 08/07/15, @ FX Rate 1.12	Jefferies Group, Inc.		13,750	(290,125)
5 Year U.S. Treasury Notes, expiring 07/24/15, Strike Price $118.75			166	(41,500)
10 Year U.S. Treasury Notes, expiring 07/24/15, Strike Price $122.00			132	(6,189)
expiring 07/24/15, Strike Price $124.50			55	(13,750)
expiring 07/24/15, Strike Price $125.00			144	(54,000)
expiring 08/21/15, Strike Price $125.00			7	(4,813)
expiring 07/24/15, Strike Price $126.00			112	(84,000)
20 Year U.S. Treasury Bonds, expiring 07/24/15, Strike Price $145.00			109	(45,984)
expiring 07/24/15, Strike Price $146.00			5	(2,891)
expiring 07/24/15, Strike Price $147.00			79	(62,953)
expiring 07/24/15, Strike Price $148.00			57	(61,452)
expiring 07/24/15, Strike Price $149.00			41	(58,296)

				(1,038,372)

TOTAL OPTIONS WRITTEN (premiums received $3,913,727)				(4,103,204)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 110.9% (cost $4,300,682,837)				4,297,679,029
LIABILITIES IN EXCESS OF OTHER ASSETS(x) — (10.9)%.				(421,449,733)

NET ASSETS — 100.0%				$3,876,229,296

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $214,374,775; cash collateral of $218,745,216 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2015.

(n)	Rate shown reflects yield to maturity at purchase date.

(p)	Interest rate not available as of June 30, 2015.

(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A307

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Futures contracts outstanding at June 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2015	Unrealized Appreciation (Depreciation)(1)
Long Positions:
2,196	90 Day Euro Dollar	Jun. 2016	$540,638,525	$543,921,749	$3,283,224
1,078	90 Day Euro Dollar	Dec. 2016	265,251,025	265,807,850	556,825
156	90 Day Euro Dollar	Mar. 2017	38,198,650	38,393,549	194,899
491	2 Year U.S. Treasury Notes	Sep. 2015	107,367,422	107,498,313	130,891
4,827	5 Year U.S. Treasury Notes	Sep. 2015	574,942,875	575,657,463	714,588
1,640	20 Year U.S. Treasury Bonds	Sep. 2015	247,759,547	247,383,750	(375,797)
849	30 Year U.S. Ultra Treasury Bonds	Sep. 2015	133,288,601	130,799,063	(2,489,538)
282	Euro-BTP Italian Government Bond	Sep. 2015	41,505,496	40,936,498	(568,998)

					1,446,094

Short Positions:
3,865	90 Day Euro Dollar	Mar. 2016	958,738,313	959,293,000	(554,687)
6,262	90 Day Euro Dollar	Sep. 2015	1,559,338,938	1,559,785,925	(446,987)
1,235	90 Day Euro Dollar	Dec. 2015	306,823,125	307,098,188	(275,063)
888	10 Year Euro-Bund.	Sep. 2015	152,749,404	150,478,272	2,271,132
5,060	10 Year U.S. Treasury Notes	Sep. 2015	640,649,930	638,429,687	2,220,243
529	Euro Currency	Sep. 2015	73,616,963	73,769,050	(152,087)
352	Japanese Yen Currency	Sep. 2015	35,239,600	36,003,000	(763,400)

					2,299,151

					$3,745,245

(1)	Cash of $16,137,025 has been segregated with Goldman Sachs & Co. to cover requirements for open contracts as of June 30, 2015.

Forward foreign currency exchange contracts outstanding at June 30, 2015:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
British Pound, Expiring 07/16/15	Citigroup Global Markets	GBP	25,930	$40,229,618	$40,737,645	$508,027
Euro,
Expiring 08/13/15	Bank of America	EUR	22,462	25,408,492	25,056,790	(351,702)
Expiring 08/13/15	Bank of America	EUR	5,700	6,425,274	6,358,590	(66,684)
Expiring 08/13/15	Bank of America	EUR	4,500	5,058,563	5,019,940	(38,623)
Indian Rupee,
Expiring 07/16/15	Barclays Capital Group	INR	258,900	4,089,724	4,052,150	(37,574)
Expiring 07/16/15	Citigroup Global Markets	INR	1,668,200	26,356,993	26,109,685	(247,308)
Expiring 07/16/15	Citigroup Global Markets	INR	458,200	7,251,549	7,171,477	(80,072)
Japanese Yen,
Expiring 08/13/15	Charles Schwab	JPY	1,205,786	9,708,387	9,857,638	149,251
Expiring 08/13/15	Citigroup Global Markets	JPY	861,636	6,936,258	7,044,117	107,859

				$131,464,858	$131,408,032	(56,826)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
British Pound, Expiring 07/16/15	Citigroup Global Markets	GBP	25,930	$40,392,198	$40,737,645	$(345,447)
Euro,
Expiring 07/16/15	Bank of America	EUR	11,630	13,040,428	12,968,575	71,853
Expiring 07/16/15	Barclays Capital Group	EUR	9,580	10,523,477	10,682,627	(159,150)
Expiring 07/16/15	Barclays Capital Group	EUR	9,580	10,519,137	10,682,627	(163,490)
Expiring 07/16/15	Citigroup Global Markets	EUR	34,450	39,420,722	38,415,082	1,005,640
Expiring 07/16/15	Citigroup Global Markets	EUR	12,700	13,884,910	14,161,728	(276,818)
Expiring 08/13/15	Bank of America	EUR	62,500	70,360,313	69,721,378	638,935
Expiring 08/13/15	Citigroup Global Markets	EUR	30,264	34,141,833	33,761,169	380,664
Expiring 08/13/15	Morgan Stanley	EUR	4,746	5,338,272	5,294,362	43,910
Expiring 08/13/15	UBS AG	EUR	5,700	6,492,044	6,358,590	133,454

SEE NOTES TO FINANCIAL STATEMENTS.

A308

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2015 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Japanese Yen,
Expiring 08/13/15	Charles Schwab	JPY	1,205,786	$10,107,104	$9,857,638	$249,466
Expiring 08/13/15	Citigroup Global Markets	JPY	861,636	7,226,064	7,044,117	181,947
Mexican Peso, Expiring 07/16/15	Barclays Capital Group	MXN	340,079	22,186,357	21,610,795	575,562

				$283,632,859	$281,296,333	2,336,526

						$2,279,700

Interest rate swap agreements outstanding at June 30, 2015:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2015	Unrealized Appreciation
Exchange-traded interest rate swap agreement:
25,482	02/15/41	2.392%	3 month LIBOR	$326,645	$2,494,921	$2,168,276

Credit default swap agreements outstanding at June 30, 2015:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(2)	Value at Trade Date	Value at June 30, 2015(3)	Unrealized Appreciation
Exchange-traded credit default swap on credit indices – Sell Protection(1):
CDX.NA.HY.23	12/20/19	5.000%	9,981	$653,526	$782,866	$129,340
CDX.NA.IG.22	06/20/19	1.000%	30,980	459,225	472,866	13,641
CDX.NA.IG.23	12/20/19	1.000%	14,230	191,754	193,086	1,332

				$1,304,505	$1,448,818	$144,313

Cash of $4,792,118 has been segregated with Goldman Sachs & Co. to cover requirements for open exchange-traded credit default swaps contracts at June 30, 2015.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

SEE NOTES TO FINANCIAL STATEMENTS.

A309

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$73,348,731	$1,935,750
Residential Mortgage-Backed Securities	—	66,580,234	—
Bank Loans	—	115,873,658	—
Commercial Mortgage-Backed Securities	—	265,266,424	—
Corporate Bonds	—	1,234,629,769	—
Foreign Government Bonds	—	323,248,643	—
Residential Mortgage-Backed Securities	—	514,071,171	11,418,498
U.S. Government Agency Obligations	—	785,432,776	—
U.S. Treasury Obligations	—	602,755,563	—
Preferred Stock	1,174,690	—	—
Affiliated Money Market Mutual Fund	305,338,586	—	—
Options Purchased	599,515	108,225	—
Options Written	(3,500,660)	(602,544)	—
Other Financial Instruments*
Financial Futures Contracts	3,745,245	—	—
Foreign Forward Currency Exchange Contracts	—	2,279,700	—
Exchange-traded interest rate swaps	—	2,168,276	—
Exchange-traded credit default swaps	—	144,313	—

Total	$307,357,376	$3,985,304,939	$13,354,248

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts recorded at fair value.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2015 were as follows:

U.S. Government Agency Obligations	20.3%
U.S. Treasury Obligations	15.6
Residential Mortgage-Backed Securities	15.3
Banks	8.6
Foreign Government Bonds	8.3
Affiliated Money Market Mutual Fund (4.6% represents investments purchased with collateral from securities on loan)	7.9
Commercial Mortgage-Backed Securities	6.8
Oil, Gas & Consumable Fuels	4.2
Non-Residential Mortgage-Backed Securities	1.9
Metals & Mining	1.9
Media	1.8
Diversified Telecommunication Services	1.5

Diversified Financial Services	1.4%
Wireless Telecommunication Services	1.3
Pharmaceuticals	1.2
Electric Utilities	1.2
Beverages	1.1
Tobacco	1.1
Health Care Providers & Services	0.9
Consumer Finance	0.8
Food & Staples Retailing	0.6
Food Products	0.6
Energy Equipment & Services	0.6
Hotels, Restaurants & Leisure	0.4
Health Care Equipment & Supplies	0.4
Insurance	0.4

SEE NOTES TO FINANCIAL STATEMENTS.

A310

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Capital Markets	0.4%
Commercial Services & Supplies	0.3
Electrical Equipment	0.3
Specialty Retail	0.3
Trading Companies & Distributors	0.2
Retail & Merchandising	0.2
Independent Power & Renewable Electricity Producers	0.2
IT Services	0.2
Chemicals	0.2
Aerospace & Defense	0.2
Multiline Retail	0.2
Airlines	0.2
Real Estate Management & Development	0.2
Automobiles	0.2
Biotechnology	0.2
Containers & Packaging	0.2
Software	0.1

Life Sciences Tools & Services	0.1%
Internet & Catalog Retail	0.1
Oil, Gas and Consumable Fuels	0.1
Multi-Utilities	0.1
Gas Utilities	0.1
Machinery	0.1
Paper & Forest Products	0.1
Road & Rail	0.1
Health Care Technology	0.1
Auto Components	0.1
Construction & Engineering	0.1

111.0
Options Written	(0.1)
Liabilities in excess of other assets	(10.9)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are credit risk, interest rate risk, commodity risk, foreign exchange and equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2015 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from/to broker — variation margin futures	$9,371,802	*	Due from/to broker — variation margin futures	$4,711,070	*
Interest rate contracts	Unaffiliated investments	599,515		Written options outstanding, at value	3,500,660
Interest rate contracts	Due from/to broker variation margin swaps	2,168,276	*	—	—
Foreign exchange contracts	Unaffiliated investments	108,225		Written Options outstanding, at value	602,544
Foreign exchange contracts	—	—		Due from/to broker — variation margin futures	915,487	*
Foreign exchange contracts	Unrealized appreciation on foreign currency forward contracts	4,046,568		Unrealized depreciation on foreign currency forward contracts	1,766,868
Credit contracts	Due from/to broker — variation margin swaps	144,313	*	—	—

Total		$16,438,699			$11,496,629

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A311

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Futures	Options Written	Swaps	Forward Currency Contracts(2)	Total
Interest rate contracts	$(2,957,640)	$(4,172,964)	$15,504,386	$2,564,235	$—	$10,938,017
Foreign exchange contracts	(797,915)	4,089,935	1,387,572	—	2,512,756	7,192,348
Equity contracts	—	—	—	—	—	—
Credit contracts	—	—	—	414,976	—	—

Total	$(3,755,555)	$(83,029)	$16,891,958	$2,979,211	$2,512,756	$18,545,341

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Futures	Options Written	Swaps	Forward Currency Contracts(4)	Total
Interest rate contracts	$158,106	$5,755,846	$(280,957)	$2,168,276	—	$7,801,271
Foreign exchange contracts	295,613	(3,316,393)	(314,995)	—	959,563	(2,376,212)
Credit contracts	92,508	—	—	110,571	—	203,079

Total	$546,227	$2,439,453	$(595,952)	$2,278,847	$959,563	$5,628,138

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

(2)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

(4)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations

For	the six months ended June 30, 2015, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(4)	Futures Contracts - Long Positions(2)	Futures Contracts - Short Positions(2)	Forward Foreign Currency Exchange Contracts - Purchased(3)	Forward Foreign Currency Exchange Contracts - Sold(3)	Interest Rate Swap Agreements(4)	Credit Default Swap Agreements - Buy Protection(4)	Credit Default Swap Agreements - Sell Protection(4)
$700,535	$20,345	$2,240,341,631	$2,165,051,781	$77,410,169	$152,164,711	$55,849	$17	$70,835

(1)	Cost.

(2)	Value at Trade Date.

(3)	Value at Settlement Date.

(4)	Notional Amount in USD (000).

SEE NOTES TO FINANCIAL STATEMENTS.

A312

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received(3)	Net Amount
Bank of America	$710,788	$(457,009)	$—	$253,779
Barclays Capital Group	575,562	(575,562)	—	—
Charles Schwab	398,717	—	—	398,717
Citigroup Global Markets	2,184,137	(949,645)	—	1,234,492
Jefferies Group, Inc.	108,225	(108,225)	—	—
Morgan Stanley	43,910	—	—	43,910
UBS AG	133,454	—	—	133,454

	$4,154,793

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged(3)	Net Amount
Bank of America	$(457,009)	$457,009	$—	$—
Barclays Capital Group	(635,133)	575,562	—	(59,571)
Charles Schwab	—	—	—	—
Citigroup Global Markets	(949,645)	949,645	—	—
Jefferies Group, Inc.	(327,625)	108,225	—	(219,400)
Morgan Stanley	—	—	—	—
UBS AG	—	—	—	—

	$(2,369,412)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Amounts shown reflect actual collateral received or pledged by the Portfolio. Such amounts are applied up to 100% of the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A313

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2015

ASSETS:
Investments at value, including securities on loan of $214,374,775:
Unaffiliated investments (cost $3,999,257,978)	$3,996,443,647
Affiliated investments (cost $305,338,586)	305,338,586
Cash	585,652
Foreign currency, at value (cost $7,352,024)	7,160,900
Deposit with broker	21,024,942
Receivable for investments sold	240,229,286
Dividends and interest receivable	27,003,020
Unrealized appreciation on foreign currency forward contracts	4,046,568
Receivable for fund share sold	3,915,473
Due from broker—variation margin futures	305,165
Due from broker—variation margin swaps	54,291
Prepaid expenses	3,936

Total Assets	4,606,111,466

LIABILITIES:
Payable for investments purchased	504,163,959
Payable to broker for collateral for securities on loan	218,745,216
Options Written outstanding, at value (premiums received $3,913,727)	4,103,204
Unrealized depreciation on foreign currency forward contracts	1,766,868
Advisory fees payable	595,080
Payable for fund share repurchased	333,961
Accrued expenses and other liabilities	120,524
Distribution fee payable	53,008
Affiliated transfer agent fee payable	350

Total Liabilities	729,882,170

NET ASSETS	$3,876,229,296

Net assets were comprised of:
Paid-in capital	$3,436,262,819
Retained earnings	439,966,477

Net assets, June 30, 2015	$3,876,229,296

Net asset value and redemption price per share, $3,876,229,296 / 340,716,460 outstanding shares of beneficial interest	$11.38

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2015

INCOME
Interest income	$65,750,937
Affiliated income from securities lending, net	346,620
Affiliated dividend income	182,483
Unaffiliated dividend income	44,542

66,324,582

EXPENSES
Advisory fees	12,795,186
Distribution fee	1,931,871
Custodian and accounting fees	273,000
Insurance expenses	23,000
Audit fee	21,000
Trustees’ fees	19,000
Legal fees and expenses	8,000
Shareholders’ reports	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Miscellaneous	11,905

Total expenses	15,091,962
Less: advisory fee waivers and/or expense reimbursement	(3,863,741)

Net expenses	11,228,221

NET INVESTMENT INCOME	55,096,361

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	17,943,088
Futures transactions	(83,029)
Options written transactions	16,891,958
Swap agreements transactions	2,979,211
Foreign currency transactions	668,950

38,400,178

Net change in unrealized appreciation (depreciation) on:
Investments	(83,843,595)
Futures	2,439,453
Options written	(595,952)
Swap agreements	2,278,847
Foreign currencies	1,241,076

(78,480,171)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(40,079,993)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,016,368

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2015	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$55,096,361	$98,989,021
Net realized gain on investment and foreign currency transactions	38,400,178	33,129,621
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(78,480,171)	100,224,518

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	15,016,368	232,343,160

FUND SHARE TRANSACTIONS:
Fund share sold [18,078,580 and 62,552,374 shares, respectively]	208,199,103	699,150,008
Fund share repurchased [12,603,592 and 23,958,074 shares, respectively]	(144,739,167)	(265,614,727)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	63,459,936	433,535,281

TOTAL INCREASE IN NET ASSETS	78,476,304	665,878,441
NET ASSETS:
Beginning of period	3,797,752,992	3,131,874,551

End of period	$3,876,229,296	$3,797,752,992

SEE NOTES TO FINANCIAL STATEMENTS.

A314

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

LONG-TERM INVESTMENTS — 95.3% CORPORATE OBLIGATIONS — 0.4%	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Metals & Mining
Southern Copper Corp., Sr. Unsec’d. Notes	3.875%	04/23/25	430	$414,150
Southern Copper Corp., Sr. Unsec’d. Notes	6.750%	04/16/40	43	44,408
Southern Copper Corp., Sr. Unsec’d. Notes	7.500%	07/27/35	150	167,991

TOTAL CORPORATE OBLIGATIONS (cost $632,494)				626,549

FOREIGN BONDS — 40.5%
Brazil — 6.3%
CIMPOR Financial Operations BV, Gtd. Notes, 144A	5.750%	07/17/24	260	210,600
CSN Resources SA, Gtd. Notes, RegS(a)	6.500%	07/21/20	794	674,900
Gerdau Trade, Inc., Gtd. Notes, 144A	4.750%	04/15/23	290	274,050
GTL Trade Finance, Inc., Gtd. Notes, 144A	7.250%	04/16/44	310	287,913
Itau Unibanco Holding SA/Cayman Island, Sr. Unsec’d. Notes, 144A	2.850%	05/26/18	780	773,760
JBS USA LLC/JBS USA Finance, Inc., Sr. Unsec’d. Notes, 144A	5.750%	06/15/25	970	958,797
Klabin Finance SA, Gtd. Notes, 144A	5.250%	07/16/24	220	214,390
Marfrig Holding Europe BV, Gtd. Notes, 144A	6.875%	06/24/19	360	342,900
Marfrig Holding Europe BV, Sr. Unsec’d. Notes, RegS	8.375%	05/09/18	270	271,944
Marfrig Overseas Ltd., Gtd. Notes, 144A	9.500%	05/04/20	240	245,208
Odebrecht Finance Ltd., Gtd. Notes, 144A(a)	5.250%	06/27/29	756	567,151
Oi SA, Sr. Unsec’d. Notes, 144A(a)	5.750%	02/10/22	287	248,614
Oi SA, Sr. Unsec’d. Notes, RegS(a)	5.750%	02/10/22	204	176,715
Petrobras Global Finance BV, Gtd. Notes	4.375%	05/20/23	1,260	1,097,724
Petrobras Global Finance BV, Gtd. Notes	5.625%	05/20/43	420	324,618
Petrobras Global Finance BV, Gtd. Notes	6.850%	06/05/15	260	213,294
Petrobras International Finance Co., Gtd. Notes(a)	5.375%	01/27/21	896	861,773
Petrobras International Finance Co., Gtd. Notes	6.750%	01/27/41	429	375,688
Samarco Mineracao SA, Sr. Unsec’d. Notes, 144A	4.125%	11/01/22	498	458,160
Tupy Overseas SA, Gtd. Notes, 144A	6.625%	07/17/24	330	322,987
Vale Overseas Ltd., Gtd. Notes	6.875%	11/21/36	546	527,878
Virgolino de Oliveira Finance SA, Gtd. Notes, RegS(i)	10.500%	01/28/18	2,001	20,010

				9,449,074

Chile — 2.8%
AES Gener SA, Sr. Unsec’d. Notes, 144A	5.250%	08/15/21	324	342,512
Banco del Estado de Chile, Sr. Unsec’d. Notes, 144A	3.875%	02/08/22	185	189,793
Celulosa Arauco y Constitucion SA, Sr. Unsec’d. Notes(a)	4.750%	01/11/22	354	368,971
Corp. Nacional del Cobre de Chile, Sr. Unsec’d. Notes, 144A(a)	3.000%	07/17/22	1,421	1,364,896
Corp. Nacional del Cobre de Chile, Sr. Unsec’d. Notes, RegS(a)	3.000%	07/17/22	231	221,880
ENTEL Chile SA, Sr. Unsec’d. Notes, 144A	4.875%	10/30/24	270	272,171
GeoPark Latin America Ltd. Agencia en Chile, Sr. Sec’d. Notes, 144A	7.500%	02/11/20	250	216,250
GNL Quintero SA, Sr. Unsec’d. Notes, 144A	4.634%	07/31/29	257	257,719
Inversiones CMPC SA, Gtd. Notes, 144A	4.500%	04/25/22	486	496,199
Inversiones CMPC SA, Gtd. Notes, RegS	4.500%	04/25/22	146	149,064

SEE NOTES TO FINANCIAL STATEMENTS.

A315

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

FOREIGN BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Chile (continued)
Inversiones CMPC SA, Unsec’d. Notes, 144A	4.375%	05/15/23	380	$381,812

				4,261,267

China — 4.3%
China Overseas Finance Cayman V Ltd., Gtd. Notes	3.950%	11/15/22	710	691,749
CNOOC Curtis Funding No. 1 Pty Ltd., Gtd. Notes, RegS	4.500%	10/03/23	580	609,454
Export-Import Bank of China (The), Sr. Unsec’d. Notes, RegS	3.625%	07/31/24	750	759,675
Industrial & Commercial Bank of China Ltd., Sr. Unsec’d. Notes, MTN	3.231%	11/13/19	440	447,754
Sinopec Group Overseas Development 2013 Ltd., Gtd. Notes, RegS	4.375%	10/17/23	220	230,554
Sinopec Group Overseas Development 2014 Ltd., Gtd. Notes, 144A	4.375%	04/10/24	2,450	2,569,609
State Grid Overseas Investment 2013 Ltd., Gtd. Notes, 144A	3.125%	05/22/23	420	411,857
Three Gorges Finance I Cayman Islands Ltd., Gtd. Notes, 144A	3.700%	06/10/25	810	816,934

				6,537,586

Colombia — 1.5%
Banco Bilbao Vizcaya Argentaria Colombia SA, Sub. Notes, 144A	4.875%	04/21/25	370	361,860
Ecopetrol SA, Sr. Unsec’d. Notes(a)	5.875%	05/28/45	300	264,750
Oleoducto Central SA, Sr. Unsec’d. Notes, 144A	4.000%	05/07/21	430	425,958
Pacific Rubiales Energy Corp., Gtd. Notes, 144A	5.125%	03/28/23	1,260	900,900
Pacific Rubiales Energy Corp., Sr. Unsec’d. Notes, RegS	7.250%	12/12/21	124	101,680
Transportadora de Gas Internacional SA ESP, Sr. Unsec’d. Notes, RegS	5.700%	03/20/22	262	274,773

				2,329,921

Hungary — 0.6%
Magyar Export-Import Bank Zrt, Gov’t. Gtd. Notes, 144A	4.000%	01/30/20	890	893,337

India — 1.9%
Bharti Airtel International Netherlands BV, Gtd. Notes, 144A	5.350%	05/20/24	400	423,552
Bharti Airtel Ltd., Sr. Unsec’d. Notes, 144A	4.375%	06/10/25	320	315,269
ONGC Videsh Ltd., Gtd. Notes	4.625%	07/15/24	380	385,284
Reliance Holdings USA, Inc., Gtd. Notes, RegS	5.400%	02/14/22	746	804,433
Vedanta Resources PLC, Sr. Unsec’d. Notes, 144A	6.000%	01/31/19	520	503,100
Vedanta Resources PLC, Sr. Unsec’d. Notes, RegS	6.750%	06/07/16	426	436,117

				2,867,755

Indonesia — 3.0%
Indosat Palapa Co. BV, Gtd. Notes, 144A	7.375%	07/29/20	437	452,295
Indosat Palapa Co. BV, Gtd. Notes, RegS	7.375%	07/29/20	91	94,185
Pelabuhan Indonesia II PT, Sr. Unsec’d. Notes, 144A	4.250%	05/05/25	890	836,511

SEE NOTES TO FINANCIAL STATEMENTS.

A316

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

FOREIGN BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
Indonesia (continued)
Pelabuhan Indonesia III PT, Sr. Unsec’d. Notes, RegS	4.875%		10/01/24		500	$498,150
Pertamina Persero PT, Sr. Unsec’d. Notes, 144A(a)	4.300%		05/20/23		500	478,750
Pertamina Persero PT, Sr. Unsec’d. Notes, RegS	6.000%		05/03/42		1,408	1,306,201
Perusahaan Listrik Negara PT, Sr. Unsec’d. Notes, 144A	5.500%		11/22/21		755	798,413

						4,464,505

Jamaica — 0.3%
Jamaica Government International Bond, Sr. Unsec’d. Notes	7.625%		07/09/25		460	515,200

Kazakhstan — 0.5%
KazMunayGas National Co. JSC, Sr. Unsec’d. Notes, RegS	7.000%		05/05/20		750	805,500

Malaysia — 0.8%
Petronas Capital Ltd., Gtd. Notes, RegS	5.250%		08/12/19		1,089	1,206,938

Mexico — 8.4%
Alfa SAB de CV, Sr. Unsec’d. Notes, 144A	5.250%		03/25/24		210	215,250
Alfa SAB de CV, Sr. Unsec’d. Notes, 144A	6.875%		03/25/44		200	204,440
America Movil SAB de CV, Gtd. Notes	5.000%		03/30/20		120	132,834
America Movil SAB de CV, Sr. Unsec’d. Notes	3.125%		07/16/22		705	695,581
Axtel SAB de CV, Sr. Sec’d. Notes, 144A	9.000%	(c)	01/31/20		1,602	1,602,000
Axtel SAB de CV, Sr. Sec’d. Notes, CVT, 144A	9.000%	(c)	01/31/20	MXN	1,929	220,959
Cemex SAB de CV, Sr. Sec’d. Notes, 144A	5.700%		01/11/25		400	381,480
Cemex SAB de CV, Sr. Sec’d. Notes, 144A	6.125%		05/05/25		410	404,547
Comision Federal de Electricidad, Sr. Unsec’d. Notes, 144A	4.875%		01/15/24		230	235,175
Comision Federal de Electricidad, Sr. Unsec’d. Notes, 144A	6.125%		06/16/45		380	384,750
Empresas ICA SAB de CV, Gtd. Notes, 144A	8.875%		05/29/24		998	746,005
Mexichem SAB de CV, Gtd. Notes, 144A	5.875%		09/17/44		230	212,750
Mexichem SAB de CV, Gtd. Notes, RegS	4.875%		09/19/22		200	207,000
Petroleos Mexicanos, Gtd. Notes(a)	4.875%		01/24/22		1,044	1,085,624
Petroleos Mexicanos, Gtd. Notes	4.875%		01/18/24		2,980	3,054,500
Petroleos Mexicanos, Gtd. Notes	5.500%		06/27/44		743	683,560
Petroleos Mexicanos, Gtd. Notes	6.500%		06/02/41		1,881	1,956,240
Petroleos Mexicanos, Gtd. Notes, 144A	5.625%		01/23/46		330	308,121

						12,730,816

Morocco — 0.9%
OCP SA, Sr. Unsec’d. Notes, 144A	4.500%		10/22/25		780	740,025
OCP SA, Sr. Unsec’d. Notes, 144A	5.625%		04/25/24		600	625,572

						1,365,597

Peru — 1.0%
BBVA Banco Continental SA, Sub. Notes, 144A	5.250%	(c)	09/22/29		130	131,787
Cementos Pacasmayo SAA, Gtd. Notes, 144A	4.500%		02/08/23		270	252,990
Cementos Pacasmayo SAA, Gtd. Notes, RegS	4.500%		02/08/23		100	93,700
Gas Natural de Lima y Callao SA, Sr. Unsec’d. Notes, 144A	4.375%		04/01/23		450	441,000

SEE NOTES TO FINANCIAL STATEMENTS.

A317

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

FOREIGN BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Peru (continued)
Transportadora de Gas del Peru SA, Sr. Unsec’d. Notes, 144A	4.250%		04/30/28	670	$658,275

					1,577,752

Qatar — 0.2%
Ooredoo International Finance Ltd., Gtd. Notes, 144A	4.750%		02/16/21	264	286,012

Russia — 4.1%
EDC Finance Ltd., Gtd. Notes, 144A	4.875%		04/17/20	455	397,443
Evraz Group SA, Sr. Unsec’d. Notes, 144A	6.500%		04/22/20	970	877,365
Gazprom OAO Via Gaz Capital SA, Sr. Unsec’d. Notes, RegS	8.146%		04/11/18	1,440	1,539,000
Lukoil International Finance BV, Gtd. Notes, RegS	6.656%		06/07/22	726	749,777
Russian Agricultural Bank OJSC Via RSHB Capital SA, Sr. Unsec’d. Notes, RegS	5.298%		12/27/17	400	392,112
Russian Agricultural Bank OJSC Via RSHB Capital SA, Sr. Unsec’d. Notes, RegS	6.299%		05/15/17	250	251,250
Russian Agricultural Bank OJSC Via RSHB Capital SA, Sr. Unsec’d. Notes, RegS	7.750%		05/29/18	630	646,670
Russian Agricultural Bank OJSC Via RSHB Capital SA, Sub. Notes, RegS	6.000%	(c)	06/03/21	400	360,000
TMK OAO Via TMK Capital SA, Sr. Unsec’d. Notes, 144A	6.750%		04/03/20	390	337,350
VimpelCom Holdings BV, Gtd. Notes, RegS	7.504%		03/01/22	630	615,825

					6,166,792

Singapore — 0.5%
Puma International Financing SA, Gtd. Notes, 144A	6.750%		02/01/21	760	774,219

South Africa — 0.7%
AngloGold Ashanti Holdings PLC, Gtd. Notes(a)	8.500%		07/30/20	348	382,800
Eskom Holdings SOC Ltd., Sr. Unsec’d. Notes, RegS	7.125%		02/11/25	370	374,358
Myriad International Holdings BV, Gtd. Notes, 144A	6.000%		07/18/20	250	271,063

					1,028,221

Trinidad & Tobago — 0.4%
Petroleum Co. of Trinidad & Tobago Ltd., Sr. Unsec’d. Notes, 144A	9.750%		08/14/19	460	535,900
Petroleum Co. of Trinidad & Tobago Ltd., Sr. Unsec’d. Notes, RegS	9.750%		08/14/19	100	116,500

					652,400

Tunisia — 0.2%
Banque Centrale de Tunisie SA, Sr. Unsec’d. Notes, 144A	5.750%		01/30/25	240	234,300

Turkey — 1.7%
Export Credit Bank of Turkey, Sr. Unsec’d. Notes, 144A	5.000%		09/23/21	350	352,166
Export Credit Bank of Turkey, Sr. Unsec’d. Notes, 144A	5.875%		04/24/19	880	928,551

SEE NOTES TO FINANCIAL STATEMENTS.

A318

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

FOREIGN BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
Turkey (continued)
Mersin Uluslararasi Liman Isletmeciligi A/S, Sr. Unsec’d. Notes, 144A	5.875%	08/12/20		440	$461,745
Turk Telekomunikasyon A/S, Sr. Unsec’d. Notes, 144A	3.750%	06/19/19		770	767,944

					2,510,406

Venezuela — 0.4%
Petroleos de Venezuela SA, Sr. Unsec’d. Notes, RegS	6.000%	05/16/24		1,560	553,800

TOTAL FOREIGN BONDS (cost $65,531,416)					61,211,398

SOVEREIGN ISSUES — 54.4%
Ecuador Government International Bond (Ecuador), Sr. Unsec’d. Notes, 144A	10.500%	03/24/20		810	812,025
Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes, 144A	5.875%	06/11/25		350	341,775
Gabonese Republic (Gabon), Sr. Unsec’d. Notes, 144A	6.950%	06/16/25		400	397,000
Honduras Government International (Honduras), Sr. Unsec’d. Notes, RegS	7.500%	03/15/24		680	735,532
Mexican Bonos (Mexico), Bonds	6.500%	06/09/22	MXN	22,092	1,456,166
Republic of Angola Via Northern Lights III BV (Angola), Sr. Unsec’d. Notes, RegS	7.000%	08/16/19		250	249,563
Republic of Argentina (Argentina), Bonds	7.000%	10/03/15		905	900,651
Republic of Chile (Chile), Sr. Unsec’d. Notes	3.250%	09/14/21		193	201,203
Republic of Colombia (Colombia), Sr. Unsec’d. Notes(a)	4.000%	02/26/24		3,850	3,830,750
Republic of Colombia (Colombia), Sr. Unsec’d. Notes	6.125%	01/18/41		1,037	1,122,553
Republic of Costa Rica (Costa Rica), Sr. Unsec’d. Notes, 144A	7.000%	04/04/44		1,060	1,025,550
Republic of Croatia (Croatia), Sr. Unsec’d. Notes, 144A	5.500%	04/04/23		960	987,005
Republic of Croatia (Croatia), Sr. Unsec’d. Notes, 144A	6.625%	07/14/20		280	306,205
Republic of Croatia (Croatia), Sr. Unsec’d. Notes, RegS	5.500%	04/04/23		820	843,066
Republic of Dominican Republic (Dominican Republic), Sr. Unsec’d. Notes, 144A	5.500%	01/27/25		1,840	1,844,600
Republic of Dominican Republic (Dominican Republic), Sr. Unsec’d. Notes, 144A	6.850%	01/27/45		900	918,000
Republic of Ecuador (Ecuador), Unsec’d. Notes, 144A	7.950%	06/20/24		497	443,573
Republic of El Salvador (El Salvador), Unsec’d. Notes, 144A	6.375%	01/18/27		330	319,275
Republic of Gabonese (Gabon), Bonds, 144A	6.375%	12/12/24		530	512,775
Republic of Ghana (Ghana), Unsec’d. Notes, 144A(a)	8.125%	01/18/26		460	418,692
Republic of Ghana (Ghana), Unsec’d. Notes, RegS	7.875%	08/07/23		300	270,810
Republic of Hungary (Hungary), Sr. Unsec’d. Notes	5.750%	11/22/23		2,808	3,109,860
Republic of Indonesia (Indonesia), Sr. Unsec’d. Notes, 144A	5.875%	01/15/24		1,920	2,121,600
Republic of Indonesia (Indonesia), Sr. Unsec’d. Notes, RegS	3.750%	04/25/22		270	265,950

SEE NOTES TO FINANCIAL STATEMENTS.

A319

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

SOVEREIGN ISSUES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Republic of Indonesia (Indonesia), Sr. Unsec’d. Notes, RegS	4.625%		04/15/43	220	$198,000
Republic of Indonesia (Indonesia), Sr. Unsec’d. Notes, RegS	5.250%		01/17/42	5,411	5,201,324
Republic of Ivory Coast (Ivory Coast), Sr. Unsec’d. Notes, 144A	5.375%		07/23/24	860	806,250
Republic of Ivory Coast (Ivory Coast), Sr. Unsec’d. Notes, 144A	6.375%		03/03/28	420	410,550
Republic of Kazakhstan (Kazakhstan), Sr. Unsec’d. Notes, RegS	3.875%		10/14/24	2,810	2,641,400
Republic of Kenya (Kenya), Notes, 144A	5.875%		06/24/19	490	500,290
Republic of Kenya (Kenya), Sr. Unsec’d. Notes, 144A	6.875%		06/24/24	670	679,768
Republic of Lithuania (Lithuania), Sr. Unsec’d. Notes, 144A	6.125%		03/09/21	1,640	1,887,394
Republic of Mexico (Mexico), Sr. Unsec’d. Notes(a)	4.600%		01/23/46	2,617	2,420,725
Republic of Mexico (Mexico), Sr. Unsec’d. Notes	5.550%		01/21/45	660	702,075
Republic of Mexico (Mexico), Sr. Unsec’d. Notes	6.050%		01/11/40	1,970	2,235,950
Republic of Mexico (Mexico), Sr. Unsec’d. Notes, MTN	4.750%		03/08/44	402	381,900
Republic of Nigeria (Nigeria), Sr. Unsec’d. Notes, 144A(a)	6.375%		07/12/23	140	140,560
Republic of Nigeria (Nigeria), Sr. Unsec’d. Notes, RegS	5.125%		07/12/18	200	200,750
Republic of Pakistan (Pakistan), Sr. Unsec’d. Notes, 144A	6.875%		06/01/17	560	581,700
Republic of Pakistan (Pakistan), Sr. Unsec’d. Notes, 144A	7.250%		04/15/19	330	345,884
Republic of Panama (Panama), Sr. Unsec’d. Notes	6.700%		01/26/36	17	20,995
Republic of Paraguay (Paraguay), Notes, 144A	6.100%		08/11/44	720	730,800
Republic of Paraguay (Paraguay), Sr. Unsec’d. Notes, RegS	4.625%		01/25/23	200	202,000
Republic of Peru (Peru), Sr. Unsec’d. Notes(a)	5.625%		11/18/50	1,388	1,547,620
Republic of Peru (Peru), Sr. Unsec’d. Notes(a)	6.550%		03/14/37	1,240	1,543,800
Republic of Peru (Peru), Sr. Unsec’d. Notes(a)	7.125%		03/30/19	948	1,102,998
Republic of Philippines (Philippines), Sr. Unsec’d. Notes	3.950%		01/20/40	1,200	1,212,000
Republic of Philippines (Philippines), Sr. Unsec’d. Notes	5.000%		01/13/37	2,600	3,009,500
Republic of Philippines (Philippines), Sr. Unsec’d. Notes	6.375%		10/23/34	1,205	1,598,131
Republic of Poland (Poland), Sr. Unsec’d. Notes(a)	5.000%		03/23/22	2,900	3,214,940
Republic of Romania (Romania), Sr. Unsec’d. Notes, 144A	4.875%		01/22/24	290	306,675
Republic of Russia (Russia), Sr. Unsec’d. Notes, 144A(a)	4.875%		09/16/23	1,000	989,000
Republic of Russia (Russia), Sr. Unsec’d. Notes, RegS	7.500%	(c)	03/31/30	4,388	5,139,903
Republic of Senegal (Senegal), Bonds, RegS	6.250%		07/30/24	300	287,400
Republic of Sri Lanka (Sri Lanka), Sr. Unsec’d. Notes, 144A	6.000%		01/14/19	2,060	2,103,775
Republic of Turkey (Turkey), Sr. Unsec’d. Notes	3.250%		03/23/23	2,500	2,325,000
Republic of Turkey (Turkey), Sr. Unsec’d. Notes	4.250%		04/14/26	470	447,985
Republic of Turkey (Turkey), Sr. Unsec’d. Notes	5.750%		03/22/24	250	270,625
Republic of Turkey (Turkey), Sr. Unsec’d. Notes	6.250%		09/26/22	2,197	2,444,031
Republic of Turkey (Turkey), Sr. Unsec’d. Notes	6.750%		05/30/40	2,451	2,818,650

SEE NOTES TO FINANCIAL STATEMENTS.

A320

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

SOVEREIGN ISSUES (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Republic of Uruguay (Uruguay), Sr. Unsec’d. Notes	4.500%	08/14/24	1,020	$1,071,000
Republic of Venezuela (Venezuela), Sr. Unsec’d. Notes(a)	9.250%	09/15/27	2,696	1,139,060
Republic of Venezuela (Venezuela), Sr. Unsec’d. Notes, RegS	7.750%	10/13/19	13,172	5,104,150
Republic of Venezuela (Venezuela), Sr. Unsec’d. Notes, RegS	8.250%	10/13/24	300	111,750
Republic of Vietnam (Vietnam), Sr. Unsec’d. Notes, 144A(a)	4.800%	11/19/24	550	550,000
Republic of Vietnam (Vietnam), Sr. Unsec’d. Notes, RegS	6.750%	01/29/20	270	298,350

TOTAL SOVEREIGN ISSUES (cost $92,868,955)				82,358,837

TOTAL LONG-TERM INVESTMENTS (cost $159,032,865)				144,196,784

			Shares
SHORT-TERM INVESTMENT — 18.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $28,183,354; includes $23,521,169 of cash collateral for securities on loan)(b)(w)(Note 4)			28,183,354	28,183,354

TOTAL INVESTMENTS — 114.0% (cost $187,216,219)				172,380,138
LIABILITIES IN EXCESS OF OTHER ASSETS(x) — (14.0)%				(21,103,766)

NET ASSETS — 100.0%				$151,276,372

See the Glossary for abbreviations used in the Portfolio descriptions.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $23,028,604; cash collateral of $23,521,169 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2015.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A321

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2015:

Purchase Contract	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Chinese Renminbi,
Expiring 09/15/15	Bank of America	CNH	9,482	$1,518,926	$1,529,140	$10,214
Expiring 09/15/15	Bank of America	CNH	4,694	751,735	756,911	5,176
Indian Rupee, Expiring 07/15/15	Bank of America	INR	51,219	796,863	801,819	4,956
Mexican Peso, Expiring 09/15/15	Bank of America	MXN	11,658	748,035	737,607	(10,428)

				$3,815,559	$3,825,477	$9,918

Sale Contract	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation
Mexican Peso, Expiring 09/15/15	Bank of America	MXN	11,658	$751,473	$737,607	$13,866

						$23,784

Cross currency exchange contracts outstanding at June 30, 2015:

Settlement	Type	Notional Amount (000)		In Exchange for (000)		Unrealized Appreciation	Counterparty
08/14/15	Buy	INR	93,597	SGD	1,928	$25,884	Citigroup Global Markets

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Corporate Obligations	$—	$626,549	$—
Foreign Bonds	—	61,211,398	—
Sovereign Issues	—	82,358,837	—
Affiliated Money Market Mutual Fund	28,183,354	—	—
Other Financial Instruments*
Forward Foreign Currency Exchange Contracts	—	23,784	—
Cross Currency Exchange Contract	—	25,884	—

Total	$28,183,354	$144,246,452	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

SEE NOTES TO FINANCIAL STATEMENTS.

A322

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2015 were as follows:

Sovereign Issues	54.4%
Foreign Bonds	40.5
Affiliated Money Market Mutual Fund ( 15.5% represents investments purchased with collateral from securities on loan	18.7
Metals & Mining	0.4

114.0
Liabilities in excess of other assets	(14.0)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is foreign exchange risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2015 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on cross currency exchange contracts	$25,884	—	$—
Foreign exchange contracts	Unrealized appreciation on foreign currency forward contracts	34,212	Unrealized depreciation on foreign currency forward contracts	10,428

Total		$60,096		$10,428

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Forward and Cross Currency Contracts(1)
Foreign exchange contracts	$167,718

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Forward and Cross Currency Contracts(2)
Foreign exchange contracts	$(35,474)

(1)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

(2)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

For the six months ended June 30, 2015, the Portfolio’s average volume of derivative activities is as follows:

Cross Currency - Exchange Contracts(1)	Forward Foreign Currency Exchange Contracts-Purchased(1)	Forward Foreign Currency Exchange Contracts-Sold(1)
$980,053	$1,905,611	$3,604,873

(1)	Value at Settlement Date.

SEE NOTES TO FINANCIAL STATEMENTS.

A323

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received(3)	Net Amount
Bank of America	$34,212	$(10,428)	$—	$23,784
Citigroup Global Markets	25,884	—	—	25,884

	$60,096

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged(3)	Net Amount
Bank of America	$(10,428)	$10,428	$—	$—
Citigroup Global Markets	—	—	—	—

	$(10,428)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Amounts shown reflect actual collateral received or pledged by the Portfolio. Such amounts are applied up to 100% of the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A324

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2015

ASSETS:
Investments at value, including securities on loan of $23,028,604:
Unaffiliated investments (cost $159,032,865)	$144,196,784
Affiliated investments (cost $28,183,354)	28,183,354
Cash	1,175,668
Foreign currency, at value (cost $50,309)	48,647
Dividends and interest receivable	2,424,298
Receivable for fund share sold	87,155
Unrealized appreciation on foreign currency forward contracts	34,212
Unrealized appreciation on cross currency exchange contracts	25,884
Prepaid expenses	354

Total Assets	176,176,356

LIABILITIES:
Payable to broker for collateral for securities on loan	23,521,169
Payable for investments purchased	1,175,668
Accrued expenses and other liabilities	79,742
Payable for fund share repurchased	59,574
Advisory fees payable	50,971
Unrealized depreciation on foreign currency forward contracts	10,428
Distribution fee payable	2,082
Affiliated transfer agent fee payable	350

Total Liabilities	24,899,984

NET ASSETS	$151,276,372

Net assets were comprised of:
Paid-in capital	$163,339,998
Retained earnings	(12,063,626)

Net assets, June 30, 2015	$151,276,372

Net asset value and redemption price per share, $151,276,372 / 15,572,863 outstanding shares of beneficial interest	$9.71

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2015

INCOME
Interest income	$4,555,001
Affiliated income from securities lending, net	92,416
Affiliated dividend income	4,775

4,652,192

EXPENSES
Advisory fees	739,045
Distribution fee	87,982
Custodian and accounting fees	55,000
Audit fee	19,000
Trustees’ fees	6,000
Legal fees and expenses	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Shareholders’ reports	3,000
Insurance expenses	2,000
Miscellaneous	7,384

Total expenses	928,411
Less: advisory fee waivers and/or expense reimbursement	(43,991)

Net expenses	884,420

NET INVESTMENT INCOME	3,767,772

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized loss on:
Investment transactions	(32,233,923)
Foreign currency transactions	(2,534,205)

(34,768,128)

Net change in unrealized appreciation (depreciation) on:
Investments	26,182,067
Foreign currencies	(14,515)

26,167,552

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(8,600,576)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,832,804)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2015	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$3,767,772	$17,531,175
Net realized loss on investment and foreign currency transactions	(34,768,128)	(6,924,971)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	26,167,552	(16,870,547)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	(4,832,804)	(6,264,343)

FUND SHARE TRANSACTIONS:
Fund share sold [621,748 and 15,189,328 shares, respectively]	6,051,345	158,124,845
Fund share repurchased [28,316,521 and 568,261 shares, respectively]	(271,044,704)	(5,676,618)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(264,993,359)	152,448,227

TOTAL INCREASE (DECREASE) IN NET ASSETS	(269,826,163)	146,183,884
NET ASSETS:
Beginning of period	421,102,535	274,918,651

End of period	$151,276,372	$421,102,535

SEE NOTES TO FINANCIAL STATEMENTS.

A325

GLOSSARY:

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

The following abbreviations are used in the preceding Portfolios descriptions:

Currency:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Columbian Peso
EUR	Euro
GBP	British Pound
HUF	Hunarian Forint
INR	Indian Rupee
ITL	Italian Lira
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
PLN	Polish Zloty
SGD	Singapore Dollar
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

Index:

CDX	Credit Derivative Index
iBoxx	Bond Market Indices

Other:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ABS	Asset-Backed Security
BABs	Build America Bonds
BBSW	Australian Bank Bill Swap Reference Rate
bps	Basis Points
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMBS	Commercial Mortgage-Backed Security
CVT	Convertible Security
EMTN	Euro Medium Term Note
EONIA	Euro Overnight Index Average
ETF	Exchange Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
FREMF	Freddie Mac Mortgage Trust
GMTN	Global Medium Term Note
GO	General Obligation
IO	Interest Only
JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NASDAQ	National Association of Securities Dealers Automated Quotations
PIK	Payment-in-Kind
PO	Principal Only
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
SLM	Student Loan Mortgage
SONIA	Sterling Overnight Index Average
SPDR	Standard & Poor’s Depository Receipts
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
USAID	United States Agency for International Development
USOIS	United States Overnight Index Average

SEE NOTES TO FINANCIAL STATEMENTS.

A326

NOTES TO THE FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST

(Unaudited)

1.	General

Advanced Series Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust was organized on October 31, 1988 as a Massachusetts business trust. The Trust operates as a series company and, at June 30, 2015 consisted of 92 separate Portfolios (“Portfolio” or “Portfolios”). The information presented in these financial statements pertains to the 22 Portfolios listed below together with their investment objectives.

Shares of each Portfolio may only be purchased by separate accounts of Participating Insurance Companies for investing assets which are attributable to variable annuity contracts and variable life insurance policies (“Contractholders”). These separate accounts place orders to purchase and redeem shares of the Trust primarily based upon the amount of premium payments to be invested, and the amount of surrender and transfer requests to be effected on a specific day under the variable annuity contracts and variable life insurance policies.

The Portfolios of the Trust have the following investment objectives and Subadvisers:

	Objective	Subadviser(s)
AST Bond Portfolio 2015 (“Bond Portfolio 2015”)	Highest total return for a specific period of time, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.	Prudential Investment Management, Inc. (“PIM”)
AST Bond Portfolio 2016 (“Bond Portfolio 2016”)
AST Bond Portfolio 2017 (“Bond Portfolio 2017”)
AST Bond Portfolio 2018 (“Bond Portfolio 2018”)

AST Bond Portfolio 2019 (“Bond Portfolio 2019”)

AST Bond Portfolio 2020 (“Bond Portfolio 2020”)

AST Bond Portfolio 2021 (“Bond Portfolio 2021”)

AST Bond Portfolio 2022 (“Bond Portfolio 2022”)

AST Bond Portfolio 2023 (“Bond Portfolio 2023”)

AST Bond Portfolio 2024 (“Bond Portfolio 2024”)

AST Bond Portfolio 2025 (“Bond Portfolio 2025”)

AST Bond Portfolio 2026 (“Bond Portfolio 2026”)

AST Global Real Estate Portfolio (“Global Real Estate”)	Capital appreciation and income.	Prudential Real Estate Investors (“PREI”)

AST High Yield Portfolio (“High Yield”)	Maximum total return, consistent with preservation of capital and prudent investment management.	PIM / J.P. Morgan Investment Management, Inc.

AST Investment Grade Bond Portfolio (“Investment Grade Bond”)	Maximize total return, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.	PIM

B1

	Objective	Subadviser(s)
AST Lord Abbett Core Fixed Income Portfolio (“Lord Abbett Core Fixed Income”)	Income and capital appreciation to produce a high total return.	Lord Abbett & Co. LLC

AST Neuberger Berman Core Bond Portfolio (“Neuberger Berman Core Bond”)	Maximize total return consistent with preservation of capital.	Neuberger Berman Fixed Income LLC

AST Prudential Core Bond Portfolio (“Prudential Core Bond”)	Maximize total return, consistent with the long-term preservation of capital and liquidity needs.	PIM

AST QMA US Equity Alpha Portfolio (“QMA US Equity Alpha”)	Long-term capital appreciation.	Quantitative Management Associates LLC (“QMA”)

AST Quantitative Modeling Portfolio (“Quantitative Modeling”)	High potential return while attempting to mitigate downside risk during adverse market cycles.	QMA

AST Western Asset Core Plus Bond Portfolio (“Western Asset Core Plus Bond”)	Maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain the average duration specified for the Western Asset Core Plus Bond Portfolio.	Western Asset Management Company / Western Asset Management Company Limited

AST Western Asset Emerging Markets Debt Portfolio (“Western Asset Emerging Markets Debt”)	Maximize total return.	Western Asset Management Company / Western Asset Management Company Limited

2.	Accounting Policies

The Trust follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Trust and the Portfolios consistently follow such policies in the preparation of their financial statements.

Securities Valuation:    Each Portfolio holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to AST Investment Services, Inc. and Prudential Investments LLC (“PI”), the co-managers of the Trust (together the “Investment Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit a Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each Portfolio’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the

B2

NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory Notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter (“OTC”) market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Portfolio securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities:    Subject to guidelines adopted by the Board, each Portfolio may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued the investment. Therefore, a Portfolio may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Portfolio’s Subadviser under the guidelines adopted by the Trustees of the Trust. However, the liquidity of a Portfolio’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

B3

Foreign Currency Translation:    The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities — at the current daily rates of exchange.

(ii)  purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on nvestment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Participatory Notes/Warrants:    The Trust may gain exposure to securities in certain foreign markets through investments in participatory notes (“P-notes”). The Trust may purchase P-notes pending ability to invest directly in a foreign market due to restrictions applicable to foreign investors or other market factors. P-notes are generally issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying security. P-notes involve transaction costs, which may be higher than those applicable to the equity securities. An investment in a P-note may involve risks, including counterparty risk, beyond those normally associated with a direct investment in the underlying security. The Trust must rely on the creditworthiness of the counterparty and would have no rights against the issuer of the underlying security. Furthermore, the P-note’s performance may differ from that of the underlying security. The holder of the P-note is entitled to receive from the bank or broker-dealer, an amount equal to dividends paid by the issuer of the underlying security; however, the holder is not entitled to the same rights (e.g., dividends, voting rights) as an owner of the underlying security. There is also no assurance that there will be a secondary trading market for a P-note or that the trading price of a P-note will equal the value of the underlying security.

Forward Currency Contracts:    A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios, as defined in the prospectus, entered into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. A Portfolio’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life.

Cross Currency Exchange Contracts:    A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options:    Certain Portfolios purchased or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Portfolio currently owns or intends to purchase. The Portfolio’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

B4

If an option expires unexercised, the Portfolio realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on written options transactions.

The Portfolio, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. Over-the-counter options involve the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When a Portfolio writes an option on a swap, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Portfolio becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Portfolio becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Portfolio will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts:    A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts.

Certain Portfolios invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Portfolios intend to purchase, against fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates. Portfolios may also use futures to gain additional market exposure. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities. With exchange-traded futures contracts, there is minimal counterparty credit risk to the Portfolios since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Short Sales:    Certain Portfolios may sell a security they do not own in anticipation of a decline in the market value of that security (short sale). When the Portfolio makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the transaction. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to return any interest or dividends received on such borrowed securities. Dividends declared on short positions open are recorded on the ex-date and the interest payable is accrued daily on fixed income securities sold short, both of which are recorded as an expense. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

Loan Participations:    Certain Portfolios may invest in loan participations. When the Portfolio purchases a loan participation, the Portfolio typically enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. As a result, the Portfolio assumes the credit risk of the borrower, the Selling Participant and any other persons interpositioned between the Portfolio and the borrower. The Portfolio may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participation.

B5

Repurchase Agreements:    In connection with transactions in repurchase agreements with United States financial institutions, it is each Portfolio’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Swap Agreements:    Certain Portfolios may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the over-the-counter market and may be executed in either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered commodities exchange (“Exchange-traded”). Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Exchange-traded swaps pay or receive an amount, known as “variation margin”, based on the daily changes in valuation of the swap contract. Payments received or paid by the Portfolio are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps:    Interest rate swaps represent agreements between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. Certain Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Certain Portfolios used interest rate swaps to either maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments using interest rate swap contracts. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps:    Credit default swaps (“CDS”) involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. Certain Portfolios are subject to credit risk in the normal course of pursuing their investment objectives. Certain Portfolios entered into CDS contracts to provide a measure of protection against defaults or take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. A Portfolio’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the inability of the counterparty to honor the contract up to the notional value based on a credit event.

As a seller of protection on credit default swap agreements, the Portfolio generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Portfolio effectively increases its investment risk because, in addition to its total net assets, the Portfolio may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Portfolio, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Portfolio entered into for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may

B6

include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as indicators of the current status of the payment/performance risk. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps:    In a total return swap, one party would receive payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pay a fixed amount. Certain Portfolios are subject to risk exposures associated with the referenced asset in the normal course of pursuing their investment objectives. Certain Portfolios entered into total return swaps to manage their exposure to a security or an index. A Portfolio’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Portfolio’s favor, from the point of entering into the contract.

Master Netting Arrangements:    Certain Portfolios are subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a sub-adviser may have negotiated and entered into on behalf of the Portfolio. For multi-sleeve Portfolios, different subadvisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for OTC derivatives under the FASB Accounting Standards Update (“ASU”) 2013-01 disclosure. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off, and the right of set-off is enforceable by law. During the reporting period, there were no instances where the right of set-off existed and management has not elected to offset.

Certain Portfolios are parties to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Portfolio is held in a segregated account by the Portfolio’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Schedule of Investments. Collateral pledged by the Portfolio is segregated by the Portfolio’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Portfolio and the applicable counterparty. Collateral requirements are determined based on the Portfolio’s net position with each counterparty. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Portfolio’s counterparties to elect early termination could impact the Portfolio’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

B7

As of June 30, 2015, none of the Portfolios have met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Warrants and Rights:    Certain Portfolios of the Trust may hold warrants and rights acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. The Portfolio holds such warrants and rights as long positions by the Portfolio until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment in kind securities:    Certain fixed income Portfolios may invest in open market or receive pursuant to debt restructuring, securities that pay in kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income. The interest rate on PIK debt is paid out over time.

Delayed-Delivery Transactions:    Certain Portfolios may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When selling a security on a delayed-delivery basis, the Portfolio forfeits its eligibility to realize future gains and losses with respect to the security.

Securities Lending:    The Portfolios may lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities in the open market using the collateral. The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The Portfolio also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Dollar Rolls:    The Portfolios enter into mortgage dollar rolls in which the Portfolios sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolios forgo principal and interest paid on the securities. The Portfolios are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain. The Portfolios maintain a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls.

Concentration of Risk:    The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Portfolios to meet their obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of the governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized and unrealized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses

B8

are recorded on the accrual basis, which may require the use of certain estimates by management that may differ from actual.

REITs:     Certain Portfolios invest in real estate investment trusts, (“REITs”), which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. These estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Taxes:    For federal income tax purposes, each Portfolio in the Trust is treated as a separate taxpaying entity. The Portfolios are treated as partnerships for tax purposes. No provision has been made in the financial statements for U.S. Federal, state, or local taxes, as any tax liability arising from operations of the Portfolios is the responsibility of the Portfolios’ shareholders (Participating Insurance Companies). The Portfolios are not generally subject to entity-level taxation. Shareholders of each Portfolio are subject to taxes on their distributive share of partnership items.

Withholding taxes on foreign dividends and interest and foreign capital gains tax are accrued in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded.

Distributions:    Distributions from each Portfolio are made in cash and automatically reinvested in additional shares of the Portfolio. Distributions are recorded on the ex-dividend date.

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The Portfolios have entered into investment management agreements with the Investment Manager which provide that the Investment Manager will furnish each Portfolio with investment advice, investment management and administrative services. At June 30, 2015, the Investment Manager has engaged the firms referenced in Note 1 as Subadvisers for their respective Portfolios.

Advisory Fees and Expense Limitations:    The Investment Manager receives an advisory fee, accrued daily and payable monthly, based on the annual rates specified below, using the value of each Portfolio’s average daily net assets, at the respective annual rate specified below. The Investment Manager pays each Subadviser a fee as compensation for advisory services provided to the Portfolios. All amounts paid or payable by the Portfolios to the Investment Manager, under the agreement, are reflected in the Statements of Operations. The Investment Manager has agreed to waive a portion of their advisory fee and/or reimburse certain Portfolios so that advisor fees plus other annual ordinary operating expenses (excluding interest, taxes, and brokerage commissions) do not exceed the percentage stated below, of the Portfolio’s average daily net assets unless otherwise noted. Each voluntary waiver/reimbursement may be modified or terminated by the investment manager at any time without notice.

	Advisory Fees through June 30, 2015	Effective Advisory Fees	Advisory Fees effective July 1, 2015
Bond Portfolio 2015*	0.65% first $500 million; 0.63% on next $4.5 billion; 0.62% on next $5 billion; 0.61% in excess of $10 billion	0.31%	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion
Bond Portfolio 2016*	0.65% first $500 million; 0.63% on next $4.5 billion; 0.62% on next $5 billion; 0.61% in excess of $10 billion	0.00%#	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion
Bond Portfolio 2017*	0.65% first $500 million; 0.63% on next $4.5 billion; 0.62% on next $5 billion; 0.61% in excess of $10 billion	0.63%	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion
Bond Portfolio 2018*	0.65% first $500 million; 0.63% on next $4.5 billion; 0.62% on next $5 billion; 0.61% in excess of $10 billion	0.63%	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion

B9

	Advisory Fees through June 30, 2015	Effective Advisory Fees	Advisory Fees effective July 1, 2015
Bond Portfolio 2019*	0.65% first $500 million; 0.63% on next $4.5 billion; 0.62% on next $5 billion; 0.61% in excess of $10 billion	0.63%	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion
Bond Portfolio 2020*	0.65% first $500 million; 0.63% on next $4.5 billion; 0.62% on next $5 billion; 0.61% in excess of $10 billion	0.63%	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion
Bond Portfolio 2021*	0.65% first $500 million; 0.63% on next $4.5 billion; 0.62% on next $5 billion; 0.61% in excess of $10 billion	0.63%	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion
Bond Portfolio 2022*	0.65% first $500 million; 0.63% on next $4.5 billion; 0.62% on next $5 billion; 0.61% in excess of $10 billion	0.63%	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion
Bond Portfolio 2023*	0.65% first $500 million; 0.63% on next $4.5 billion; 0.62% on next $5 billion; 0.61% in excess of $10 billion	0.63%	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion
Bond Portfolio 2024*	0.65% first $500 million; 0.63% on next $4.5 billion; 0.62% on next $5 billion; 0.61% in excess of $10 billion	0.63%	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion
Bond Portfolio 2025*	0.65% first $500 million; 0.63% on next $4.5 billion; 0.62% on next $5 billion; 0.61% in excess of $10 billion	0.63%	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion
Bond Portfolio 2026*	0.65% first $500 million; 0.63% on next $4.5 billion; 0.62% on next $5 billion; 0.61% in excess of $10 billion	0.54%	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion
Global Real Estate	0.99% first $300 million; 0.98% on next $200 million; 0.97% on next $250 million; 0.96% on next $2.5 billion; 0.95% on next $2.75 billion; 0.92% on next $4 billion; 0.90% in excess of $10 billion	0.98%	0.8325% first $300 million; 0.8225% on next $200 million; 0.8125% on next $250 million; 0.8025% on next $2.5 billion; 0.7925% on next $2.75 billion; 0.7625% on next $4 billion; 0.7425% in excess of $10 billion
High Yield	0.74% first $300 million; 0.73% on next $200 million; 0.72% on next $250 million; 0.71% on next $2.5 billion; 0.70% on next $2.75 billion; 0.67% on next $4 billion; 0.65% in excess of $10 billion	0.72%	0.5825% first $300 million; 0.5725% on next $200 million; 0.5625% on next $250 million; 0.5525% on next $2.5 billion; 0.5425% on next $2.75 billion; 0.5125% on next $4 billion; 0.4925% in excess of $10 billion
Investment Grade Bond*	0.65% first $500 million; 0.63% on next $4.5 billion; 0.62% on next $5 billion; 0.61% in excess of $10 billion	0.63%	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion
Lord Abbett Core Fixed Income	0.79% first $300 million; 0.78% on next $200 million; 0.77% on next $250 million; 0.76% on next $2.5 billion; 0.75% on next $2.75 billion; 0.72% on next $4 billion; 0.70% in excess of $10 billion	0.47%	0.6325% first $300 million; 0.6225% on next $200 million; 0.6125% on next $250 million; 0.6025% on next $2.5 billion; 0.5925% on next $2.75 billion; 0.5625% on next $4 billion; 0.5425% in excess of $10 billion
Neuberger Berman Core Bond	0.69% first $300 million; 0.68% on next $200 million; 0.67% on next $250 million; 0.66% on next $2.5 billion; 0.65% on next $2.75 billion; 0.62% on next $4 billion; 0.60% in excess of $10 billion	0.53%	0.5325% first $300 million; 0.5225% on next $200 million; 0.5125% on next $250 million; 0.5025% on next $2.5 billion; 0.4925% on next $2.75 billion; 0.4625% on next $4 billion; 0.4425% in excess of $10 billion
Prudential Core Bond	0.69% first $300 million; 0.68% on next $200 million; 0.67% on next $250 million; 0.66% on next $2.5 billion; 0.65% on next $2.75 billion; 0.62% on next $4 billion; 0.60% in excess of $10 billion	0.62%	0.5325% first $300 million; 0.5225% on next $200 million; 0.5125% on next $250 million; 0.5025% on next $2.5 billion; 0.4925% on next $2.75 billion; 0.4625% on next $4 billion; 0.4425% in excess of $10 billion

B10

	Advisory Fees through June 30, 2015	Effective Advisory Fees	Advisory Fees effective July 1, 2015
QMA US Equity Alpha	0.99% first $300 million; 0.98% on next $200 million; 0.97% on next $250 million; 0.96% on next $2.5 billion; 0.95% on next $2.75 billion; 0.92% on next $4 billion; 0.90% in excess of $10 billion	0.98%	0.8325% first $300 million; 0.8225% on next $200 million; 0.8125% on next $250 million; 0.8025% on next $2.5 billion; 0.7925% on next $2.75 billion; 0.7625% on next $4 billion; 0.7425% in excess of $10 billion
Quantitative Modeling	0.25%	0.25%	0.25%
Western Asset Core Plus Bond	0.69% first $300 million; 0.68% on next $200 million; 0.67% on next $250 million; 0.66% on next $2.5 billion; 0.65% on next $2.75 billion; 0.62% on next $4 billion; 0.60% in excess of $10 billion	0.46%	0.5325% first $300 million; 0.5225% on next $200 million; 0.5125% on next $250 million; 0.5025% on next $2.5 billion; 0.4925% on next $2.75 billion; 0.4625% on next $4 billion; 0.4425% in excess of $10 billion
Western Asset Emerging Markets Debt	0.84% first $300 million; 0.83% on next $200 million; 0.82% on next $250 million; 0.81% on next $2.5 billion; 0.80% on next $2.75 billion; 0.77% on next $4 billion; 0.75% in excess of $10 billion	0.79%	0.6825% first $300 million; 0.6725% on next $200 million; 0.6625% on next $250 million; 0.6525% on next $2.5 billion; 0.6425% on next $2.75 billion; 0.6125% on next $4 billion; 0.5925% in excess of $10 billion

	Fee Waivers and/or Expense Limitations through June 30, 2015	Fee Waivers and/or Expense Limitations effective July 1, 2015

Bond Portfolio 2015, Bond Portfolio 2016, Bond Portfolio 2017, Bond Portfolio 2018, Bond Portfolio 2019, Bond Portfolio 2020, Bond Portfolio 2021, Bond Portfolio 2022, Bond Portfolio 2023, Bond Portfolio 2024, Bond Portfolio 2025 and Bond Portfolio 2026

	contractually limit expenses to 0.99% through June 30, 2015	contractually limit expenses to 0.93% through June 30, 2017
Investment Grade Bond	contractually limit expenses to 0.99% through June 30, 2015	contractually limit expenses to 0.99% through June 30, 2016
Lord Abbett Core Fixed Income	contractually waive 0.26% first $500 million; 0.285% next $500 million; 0.31% in excess of $1 billion through June 30, 2015	contractually waive 0.26% first $500 million; 0.285% next $500 million; 0.31% in excess of $1 billion through October 31, 2016
Neuberger Berman Core Bond	contractually waive 0.14% first $500 million; 0.165% next $500 million; 0.19% in excess of $1 billion through June 30, 2015	contractually waive 0.14% first $500 million; 0.165% next $500 million; 0.19% in excess of $1 billion through October 31, 2016
Prudential Core Bond	contractually waive 0.00% first $500 million; 0.025% next $500 million; 0.05% in excess of $1 billion through June 30, 2015	contractually waive 0.00% first $500 million; 0.025% next $500 million; 0.05% in excess of $1 billion through June 30, 2016
Western Asset Core Plus Bond	contractually waive 0.20% through June 30, 2015	contractually waive 0.20% through June 30, 2016
Western Asset Emerging Markets Debt	contractually waive 0.05% through June 30, 2015	contractually waive 0.05% through June 30, 2016

*	Advisory fees are calculated based on an aggregation of net assets of certain Portfolios of the Trust.
#	The advisory fee waiver and/or expense reimbursement exceeds the advisory fee for the current period due to expense limitations described above.

AST Investment Services, Inc., PI, PIM and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

The Trust, excluding Quantitative Modeling Portfolio, has entered into an agreement with Prudential Annuities Distributors, Inc. (“PAD”), an indirect, wholly-owned subsidiary of Prudential Financial, Inc. PAD serves as the distributor for the shares of each Portfolio of the Trust. Each class of shares is offered and redeemed at its net asset value without any sales load. The Trust has adopted a Shareholder Services and Distribution Plan pursuant

B11

to Rule 12b-1 under the 1940 Act (the 12b-1 Plan) for the shares of each Portfolio of the Trust, with the exception of Quantitative Modeling Portfolio. Under the 12b-1 Plan, the shares of each covered Portfolio are charged an annual fee to compensate PAD and its affiliates for providing various administrative and distribution services to each covered Portfolio. The annual shareholder services and distribution (12b-1) fee for each covered Portfolio’s shares is 0.10% of the average daily net assets of each Portfolio. Effective July 1, 2015, the annual shareholder services and distribution (12b-1) fee for each covered Portfolio’s shares is 0.25% of the average daily net assets of each Portfolio.

PAD has contractually agreed to reduce its 12b-1 fees for each of the Bond Portfolio 2015, Bond Portfolio 2016, Bond Portfolio 2017, Bond Portfolio 2018, Bond Portfolio 2019, Bond Portfolio 2020, Bond Portfolio 2021, Bond Portfolio 2022, Bond Portfolio 2023, Bond Portfolio 2024, Bond Portfolio 2025, Bond Portfolio 2026 and Investment Grade Bond Portfolio (collectively, the Bond Portfolios), so that the effective distribution and service fee rate paid by each Bond Portfolio is reduced based on the average daily net assets of each Bond Portfolio. The contractual waiver does not include an expiration or termination date as it is contractually guaranteed by PAD on a permanent basis, and the Investment Managers and PAD cannot terminate or otherwise modify the waiver. The contractual waiver is calculated as follows for each Bond Portfolio:

	Distribution and Service Fee Rate Including Waiver:
Average Daily Net Assets of Portfolio	Through June 30, 2015	Effective July 1, 2015
Up to and including $ 300 million	0.10% (no waiver)	0.25% (no waiver)
Over $ 300 million up to and including $ 500 million	0.08%	0.23%
Over $ 500 million up to and including $ 750 million	0.07%	0.22%
Over $ 750 million	0.06%	0.21%

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent of the Portfolios. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Certain officers and Trustees of the Trust are officers, employees or directors of the Investment Manager. The Trust pays no compensation directly to its officers, employees or interested Trustees. The Investment Manager also pays for occupancy and certain clerical and administrative expenses. The Trust bears all other costs and expenses.

The Trust invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

PIM, an indirect, wholly-owned subsidiary of Prudential, is the Trust’s securities lending agent. Earnings from securities lending are disclosed on the Statement of Operations as “Affiliated income from securities lending, net”. For the six months ended June 30, 2015, PIM was compensated as follows for these services:

Amount
Bond Portfolio 2017	$922
Bond Portfolio 2018	1,583
Bond Portfolio 2020	1,452
Bond Portfolio 2021	2,497
Bond Portfolio 2023	1,728
Bond Portfolio 2024	853
Global Real Estate	3,267
High Yield	84,449
Investment Grade Bond	33,089
Lord Abbett Core Fixed Income	92,994
Neuberger Berman Core Bond	30,113
Prudential Core Bond	48,559
Western Asset Core Plus Bond	103,669
Western Asset Emerging Markets Debt	27,680

B12

5.	Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments and U.S. Government securities, for the six months ended June 30, 2015, were as follows:

	Cost of Purchases	Proceeds from Sales
Bond Portfolio 2015	$1,705,544	$10,659,685
Bond Portfolio 2016	1,068,909	2,198,348
Bond Portfolio 2017	3,404,653	23,369,644
Bond Portfolio 2018	13,200,186	45,378,233
Bond Portfolio 2019	8,877,796	17,428,813
Bond Portfolio 2020	23,171,149	37,921,348
Bond Portfolio 2021	30,827,986	34,809,653
Bond Portfolio 2022	21,747,647	16,127,319
Bond Portfolio 2023	15,200,299	188,520,779
Bond Portfolio 2024	21,422,245	152,032,312
Bond Portfolio 2025	246,165,887	21,426,150
Bond Portfolio 2026	61,620,024	14,686,397
Global Real Estate	219,184,721	259,567,830
High Yield	776,557,238	396,971,144
Investment Grade Bond	439,508,346	308,097,885
Lord Abbett Core Fixed Income	4,653,711,909	4,683,700,311
Neuberger Berman Core Bond	826,932,450	804,312,051
Prudential Core Bond	5,772,293,367	5,347,822,754
QMA US Equity Alpha	534,086,079	514,271,222
Quantitative Modeling	220,962,491	96,140,666
Western Asset Core Plus Bond	3,021,419,866	3,032,363,781
Western Asset Emerging Markets Debt	58,289,872	296,915,166

A summary of cost of purchases and proceeds of sales of shares of affiliated mutual funds, other than short-term investments, for the six months ended June 30, 2015, is presented as follows:

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Proceeds of Sales	Distributions Received	Value, End of Period
Quantitative Modeling
AQR Emerging Markets Equity	$1,900,954	$326,185	$961,507	$—	$1,314,498
AQR Large-Cap	78,381,359	25,602,365	4,011,982	—	101,641,798
Boston Partners Large-Cap Value	14,700,835	8,276,938	930,707	—	22,071,940
ClearBridge Dividend Growth	39,187,872	5,472,232	21,367,957	—	22,536,977
Goldman Sachs Large Cap Value	19,636,237	3,466,143	1,304,413	—	22,101,850
Goldman Sachs Mid-Cap Growth	1,400,777	379,736	120,918	—	1,685,059
Goldman Sachs Small-Cap Value	2,722,311	—	—	—	2,788,782
Goldman Sachs Strategic Income	9,235,433	3,216,681	32,576	—	12,334,621
Herndon Large-Cap Value	14,003,838	3,165,522	562,906	—	16,603,081
High Yield	3,767,381	5,401,775	5,293	—	9,333,019
International Growth	46,896,821	9,870,977	9,730,235	—	50,475,725
International Value	46,411,792	10,121,948	9,222,358	—	50,194,474
Jennison Large-Cap Growth	13,582,775	12,942,290	542,094	—	27,310,339
Large-Cap Value	14,838,756	8,027,866	1,005,225	—	22,054,887
Loomis Sayles Large-Cap Growth	37,087,374	5,787,425	11,482,807	—	32,508,907
Lord Abbett Core Fixed Income	17,528,167	5,718,764	27,274	—	23,127,414
MFS Growth	27,601,590	4,732,298	6,169,920	—	27,225,893
MFS Large-Cap Value	14,805,451	2,590,552	1,011,601	—	16,548,361
Mid-Cap Value	1,554,375	299,830	173,361	—	1,707,126
Money Market	707,534	3,249,053	3,277,824	—	678,762
Neuberger Berman Core Bond	9,335,538	3,051,086	30,816	—	12,334,621
Neuberger Berman Mid-Cap Growth	1,408,582	286,869	165,454	—	1,686,236
Neuberger Berman/LSV Mid-Cap Value	1,550,015	290,548	172,419	—	1,706,213

B13

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Proceeds of Sales	Distributions Received	Value, End of Period
Quantitative Modeling (continued)
Parametric Emerging Markets Equity	$1,617,384	$277,572	$759,683	$—	$1,141,369
PIMCO Limited Maturity Bond	3,561,722	1,181,075	4,059	—	4,773,384
Prudential Core Bond	46,793,280	15,385,785	279,009	—	61,673,104
QMA Emerging Markets Equity	1,163,306	209,256	587,848	—	822,981
QMA International Core Equity	—	24,859,062	949,765	—	25,073,114
QMA Large-Cap	78,294,728	25,622,007	3,343,373	—	101,636,263
Small-Cap Growth	9,572,733	1,895,141	2,298,188	—	10,196,055
Small-Cap Growth Opportunities	6,304,022	3,463,616	486,541	—	10,162,488
Small-Cap Value	14,369,527	3,996,874	—	—	18,641,431
T. Rowe Price Equity Income	19,509,964	2,594,977	10,809,801	—	11,026,142
T. Rowe Price Large-Cap Growth	13,634,811	7,420,330	72,195	—	21,819,415
T. Rowe Price Natural Resources	714,499	206,646	404,632	—	493,074
Western Asset Core Plus Bond	33,898,143	11,073,860	278,819	—	44,750,052
Western Asset Emerging Markets Debt	5,438,312	499,207	3,557,106	—	2,330,967

	$653,118,198	$220,962,491	$96,140,666	$—	$794,510,422

Written options transactions, during the six months ended June 30, 2015, were as follows:

	AST Bond Portfolio 2015		AST Bond Portfolio 2016
	Number of Contracts/ Notional Amount	Premium	Number of Contracts/ Notional Amount	Premium
Balance at beginning of period	2,400,000	$1,104	—	$—
Written options	12,700,000	14,551	5,000,000	4,298
Expired options	(7,800,000)	(4,440)	(2,500,000)	(1,093)
Closed options	(7,300,000)	(11,215)	(2,500,000)	(3,205)

Balance at end of period	—	$—	—	$—

	AST Bond Portfolio 2017		AST Bond Portfolio 2018
	Number of Contracts/ Notional Amount	Premium	Number of Contracts/ Notional Amount	Premium
Balance at beginning of period	12,400,000	$5,703	19,600,000	$9,014
Written options	56,200,000	84,908	83,300,000	125,900
Expired options	(32,900,000)	(17,719)	(49,700,000)	(26,686)
Closed options	(29,700,000)	(46,277)	(44,400,000)	(69,192)

Balance at end of period	6,000,000	$26,615	8,800,000	$39,036

	AST Bond Portfolio 2019		AST Bond Portfolio 2020
	Number of Contracts/ Notional Amount	Premium	Number of Contracts/ Notional Amount	Premium
Balance at beginning of period	7,600,000	$3,495	19,600,000	$9,014
Written options	37,600,000	56,811	76,900,000	117,341
Expired options	(21,100,000)	(11,351)	(46,700,000)	(25,193)
Closed options	(20,100,000)	(31,211)	(41,600,000)	(64,897)

Balance at end of period	4,000,000	$17,744	8,200,000	$36,265

B14

	AST Bond Portfolio 2021		AST Bond Portfolio 2022
	Number of Contracts/ Notional Amount	Premium	Number of Contracts/ Notional Amount	Premium
Balance at beginning of period	29,600,000	$13,613	10,000,000	$4,599
Written options	126,300,000	193,197	51,700,000	81,757
Expired options	(74,300,000)	(40,312)	(29,000,000)	(15,191)
Closed options	(68,000,000)	(106,170)	(25,500,000)	(39,227)

Balance at end of period	13,600,000	$60,328	7,200,000	$31,938

	AST Bond Portfolio 2023		AST Bond Portfolio 2024
	Number of Contracts/ Notional Amount	Premium	Number of Contracts/ Notional Amount	Premium
Balance at beginning of period	29,600,000	$13,613	24,800,000	$11,406
Written options	81,000,000	105,661	64,000,000	83,498
Expired options	(58,800,000)	(33,077)	(45,800,000)	(27,600)
Closed options	(49,400,000)	(75,551)	(43,000,000)	(67,304)

Balance at end of period	2,400,000	$10,646	—	$—

	AST Bond Portfolio 2025		AST Bond Portfolio 2026
	Number of Contracts/ Notional Amount	Premium	Number of Contracts/ Notional Amount	Premium
Balance at beginning of period	12,400,000	$5,703	—	$—
Written options	161,400,000	283,109	19,400,000	44,549
Expired options	(73,400,000)	(33,592)	(5,800,000)	(1,750)
Closed options	(65,800,000)	(102,067)	(6,400,000)	(10,861)

Balance at end of period	34,600,000	$153,153	7,200,000	$31,938

	AST Investment Grade Bond Portfolio		AST Prudential Core Bond Portfolio
	Number of Contracts/ Notional Amount	Premium	Number of Contracts/ Notional Amount	Premium
Balance at beginning of period	172,800,000	$79,471	1,432,800,000	$996,314
Written options	685,500,000	1,095,986	294,431,050,000	2,179,789
Expired options	(409,200,000)	(218,875)	(1,472,500,000)	(1,661,574)
Closed options	(361,300,000)	(567,660)	(293,148,700,000)	(901,729)

Balance at end of period	87,800,000	$388,922	1,242,650,000	$612,800

			AST Western Asset Core Plus Bond
			Number of Contracts/ Notional Amount	Premium
Balance at beginning of period			13,429,250	$2,889,283
Written options			148,110,550	19,871,814
Expired options			(128,822,750)	(16,587,672)
Closed options			(3,551,000)	(2,259,698)

Balance at end of period			29,166,050	$3,913,727

B15

6.	Tax Information

All Portfolios are treated as partnerships for tax purposes. The character of the cash distributions, if any, made by the partnerships is generally classified as return of capital nontaxable distributions. After each fiscal year each shareholder of record will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value. The Portfolios generally attempt to manage their diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Management has analyzed the Portfolios’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provisions for income tax are required in the Portfolios’ financial statements for the current reporting period. The Portfolios’ federal, state and local income tax returns for tax years or which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

7.	Line of Credit

The Portfolios (excluding Bond Portfolio 2026), along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 9, 2014 through October 8, 2015. The Funds pay an annualized commitment fee of 0.075% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

	Average Advances Outstanding During the Period	Average Interest Rate	Number of Days Advances Outstanding During the Period	Maximum Advance Outstanding During the Period	Outstanding Borrowings at June 30, 2015
Bond Portfolio 2015	$377,176	1.43%	17	$642,000	$—
Bond Portfolio 2018	390,700	1.42%	20	968,000	—
Bond Portfolio 2019	540,429	1.42%	7	711,000	—
Bond Portfolio 2020	801,000	1.43%	6	2,697,000	—
Bond Portfolio 2021	589,848	1.43%	33	3,667,000	—
Bond Portfolio 2022	923,400	1.42%	10	2,127,000	—
Bond Portfolio 2023	29,922,154	1.43%	13	55,771,000	—
Bond Portfolio 2024	10,272,674	1.43%	46	53,677,000	—
Bond Portfolio 2025	34,133,000	1.42%	1	34,133,000	—
Global Real Estate	3,511,198	1.43%	96	9,580,000	—
High Yield	1,604,000	1.44%	6	2,528,000	—
Investment Grade Bond	2,908,200	1.42%	5	3,678,000	—
Lord Abbott Core Fixed Income	11,593,000	1.43%	1	11,593,000	—
QMA US Equity Alpha	348,000	1.43%	3	348,000	—

8.	Revision to Certain Prior Year Information

Included in the Statement of Changes and Financial Highlights of each of the Bond Portfolios 2015 through 2024, Investment Grade Bond and Prudential Core Bond, are revisions to prior years “Interest Income” and “Realized/Unrealized gain/(loss) on Investments”. The revisions relate to adjusting the amounts previously presented for the effect of amortization of premium and accretion of discount on certain fixed income securities. The revision does not impact the results of operations or net assets and is not material to the financial statements taken as a whole.

9.	Capital

The Declaration of Trust permits the Trust’s Board of Trustees to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest with a par value of $.001 per share.

B16

10.	Ownership

As of June 30, 2015, substantially all shares of the Portfolios were owned of record by the following affiliates of the Trust: Prudential Annuities Life Assurance Corporation (“PALAC”), Pruco Life Insurance Company of New Jersey (“PLNJ”) and Pruco Life Insurance Company (“PLAZ”) on behalf of the owners of the variable insurance products issued by each of these entities; and by other Portfolios of the Advanced Series Trust as part of their investments.

11.	Reorganization

At a meeting held on June 15, 2015, the Board of Trustees of the Trust approved a plan of reorganization whereby the Neuberger Berman Core Bond would be acquired by the Lord Abbett Core Fixed Income. The reorganization is currently pending shareholder approval. A special meeting of shareholders of the Neuberger Berman Core Bond will be held on or about October 5, 2015 where shareholders of the Neuberger Berman Core Bond will be asked to approve or disapprove the plan of reorganization. It is expected that the reorganization, if approved, would be completed on or about October 16, 2015.

12.	New Accounting Pronouncement

In May 2015, the FASB issued ASU No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for the Trust for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on financial statement disclosures has not yet been determined.

B17

Financial Highlights

(Unaudited)

	AST Bond Portfolio 2015
	Six Months Ended June 30, 2015(c)		Year Ended December 31,
			2014(c)	2013(c)		2012(c)		2011(c)		2010
Per Share Operating Performance:
Net Asset Value, beginning of period	$9.04		$9.05	$9.08		$9.66		$11.96		$11.39

Income (Loss) From Investment Operations:
Net investment income	.06		.10	.14	(d)	.15	(d)	.23	(d)	.23	(d)
Net realized and unrealized gain (loss) on investments	(.07)		(.11)	(.17	)(e)	.13	(e)	.45	(e)	.82	(e)

Total from investment operations	(.01)		(.01)	(.03)		.28		.68		1.05

Less Distributions:	—		—	—		(.86)		(2.98)		(.48)

Net Asset Value, end of period	$9.03		$9.04	$9.05		$9.08		$9.66		$11.96

Total Return(a)	(.11)%		(.11)%	(.33)%		3.02%		6.40%		9.38%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$12.3		$33.5	$41.5		$83.7		$115.4		$134.1
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.99	%(f)	.99%	.98%		.90%		.87%		.83%
Expenses Before Waivers and/or Expense Reimbursement	1.32	%(f)	1.18%	1.00%		.90%		.87%		.83%
Net investment income	1.37	%(f)	1.16%	1.55	%(g)	1.58	%(g)	2.17	%(g)	1.23	%(g)
Portfolio turnover rate(h)	31	%(i)	196%	252%		364%		292%		181%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Revised for 2013, 2012, 2011 and 2010. Previously $0.15, $0.15, $0.21 and $0.16, respectively (Note 8).

(e)	Revised for 2013, 2012, 2011 and 2010. Previously $(0.18), $0.13, $0.47 and $0.89, respectively (Note 8).

(f)	Annualized.

(g)	Revised for 2013, 2012, 2011 and 2010. Previously 1.61%, 1.62%, 2.03% and 1.02%, respectively (Note 8).

(h)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(i)	Not annualized.

	AST Bond Portfolio 2016
	Six Months Ended June 30, 2015(c)		Year Ended December 31,
			2014(c)	2013(c)		2012(c)		2011(c)		2010
Per Share Operating Performance:
Net Asset Value, beginning of period	$8.70		$8.66	$8.71		$8.48		$10.56		$9.55

Income (Loss) From Investment Operations:
Net investment income	.04		.12	.10	(d)	.06	(d)	.07	(d)	.21	(d)
Net realized and unrealized gain (loss) on investments	(.01)		(.08)	(.15	)(e)	.28	(e)	.79	(e)	.80	(e)

Total from investment operations	.03		.04	(.05)		.34		.86		1.01

Less Distributions:	—		—	—		(.11)		(2.94)		—

Net Asset Value, end of period	$8.73		$8.70	$8.66		$8.71		$8.48		$10.56

Total Return(a)	.34%		.46%	(.57)%		4.17%		9.64%		10.58%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$24.0		$9.6	$15.0		$49.3		$104.9		$43.0
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.99	%(f)	.99%	.99%		.96%		.98%		.93%
Expenses Before Waivers and/or Expense Reimbursement	1.96	%(f)	2.23%	1.22%		.96%		.98%		.93%
Net investment income	.84	%(f)	1.34%	1.15	%(g)	.72	%(g)	.74	%(g)	1.06	%(g)
Portfolio turnover rate(h)	63	%(i)	115%	409%		355%		368%		615%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Revised for 2013, 2012, 2011 and 2010. Previously $0.06, $0.05, $0.04 and $0.21, respectively (Note 8).

(e)	Revised for 2013, 2012, 2011 and 2010. Previously $(0.11), $0.29, $0.82 and $0.80, respectively (Note 8).

(f)	Annualized.

(g)	Revised for 2013, 2012, 2011 and 2010. Previously 0.73%, 0.53%, 0.42% and 1.04%, respectively (Note 8).

(h)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(i)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C18

Financial Highlights

(Unaudited)

	AST Bond Portfolio 2017
	Six Months Ended June 30, 2015(d)		Year Ended December 31,							January 4, 2010(c) through December 31, 2010(d)
			2014(d)	2013(d)		2012(d)		2011(d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.07		$11.90	$12.15		$11.61		$10.96		$10.00

Income (Loss) From Investment Operations:
Net investment income	.05		.13	.09	(e)	.06	(e)	.08	(e)	.08	(e)
Net realized and unrealized gain (loss) on investments	.05		.04	(.34	)(f)	.53	(f)	1.13	(f)	.88	(f)

Total from investment operations	.10		.17	(.25)		.59		1.21		.96

Less Distributions:	—		—	—		(.05)		(.56)		—

Net Asset Value, end of period	$12.17		$12.07	$11.90		$12.15		$11.61		$10.96

Total Return(a)	.83%		1.43%	(2.06)%		5.12%		11.41%		9.60%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$92.9		$111.2	$161.8		$355.6		$508.2		$177.1
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.90	%(g)	.87%	.80%		.78%		.80%		.88	%(g)
Expenses Before Waivers and/or Expense Reimbursement	.90	%(g)	.87%	.80%		.79%		.80%		.88	%(g)
Net investment income	.84	%(g)	1.09%	.75	%(h)	.53	%(h)	.71	%(h)	.77	%(g)(h)
Portfolio turnover rate(i)	30	%(j)	136%	269%		422%		462%		695	%(j)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Revised for 2013, 2012, 2011 and 2010. Previously $0.12, $0.08, $0.09 and $0.09, respectively (Note 8).

(f)	Revised for 2013, 2012, 2011 and 2010. Previously $(0.37), $0.51, $1.12 and $0.87, respectively (Note 8).

(g)	Annualized.

(h)	Revised for 2013, 2012, 2011 and 2010. Previously 0.97%, 0.72%, 0.76% and 0.85%, respectively (Note 8).

(i)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(j)	Not annualized.

	AST Bond Portfolio 2018
	Six Months Ended June 30, 2015(c)		Year Ended December 31,
			2014(c)	2013(c)		2012(c)		2011(c)		2010
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.34		$12.02	$12.41		$11.85		$11.91		$11.16

Income (Loss) From Investment Operations:
Net investment income	.05		.13	.10	(d)	.07	(d)	.08	(d)	.25	(d)
Net realized and unrealized gain (loss) on investments	.09		.19	(.49	)(e)	.60	(e)	1.40	(e)	.98	(e)

Total from investment operations	.14		.32	(.39)		.67		1.48		1.23

Less Distributions:	—		—	—		(.11)		(1.54)		(.48)

Net Asset Value, end of period	$12.48		$12.34	$12.02		$12.41		$11.85		$11.91

Total Return(a)	1.13%		2.66%	(3.14)%		5.72%		13.58%		11.19%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$136.5		$167.8	$248.7		$515.6		$682.9		$100.7
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.85	%(f)	.83%	.78%		.77%		.77%		.87%
Expenses Before Waivers and/or Expense Reimbursement	.85	%(f)	.83%	.79%		.78%		.78%		.87%
Net investment income	.81	%(f)	1.09%	.83	%(g)	.55	%(g)	.70	%(g)	1.21	%(g)
Portfolio turnover rate(h)	29	%(i)	111%	311%		417%		495%		208%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Revised for 2013, 2012, 2011, and 2010. Previously $0.12, $0.09, $0.09, and $0.16, respectively (Note 8).

(e)	Revised for 2013, 2012, 2011, and 2010. Previously $(0.51), $0.58, $1.39, and $1.07, respectively (Note 8).

(f)	Annualized.

(g)	Revised for 2013, 2012, 2011, and 2010. Previously 1.02%, 0.71%, 0.75%, and 0.95%, respectively (Note 8).

(h)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(i)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C19

Financial Highlights

(Unaudited)

	AST Bond Portfolio 2019
	Six Months Ended June 30, 2015(c)		Year Ended December 31,
			2014(c)	2013(c)		2012(c)		2011(c)		2010
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.27		$9.85	$10.35		$11.08		$11.86		$11.32

Income (Loss) From Investment Operations:
Net investment income	.01		.09	.06	(d)	.06	(d)	.19	(d)	.14	(d)
Net realized and unrealized gain (loss) on investments	.08		.33	(.56	)(e)	.56	(e)	1.44	(e)	1.13	(e)

Total from investment operations	.09		.42	(.50)		.62		1.63		1.27

Less Distributions:	—		—	—		(1.35)		(2.41)		(.73)

Net Asset Value, end of period	$10.36		$10.27	$9.85		$10.35		$11.08		$11.86

Total Return(a)	.88%		4.26%	(4.83)%		5.86%		15.97%		11.36%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$63.4		$74.3	$116.5		$199.0		$56.6		$88.2
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.99	%(f)	.94%	.84%		.89%		.95%		.88%
Expenses Before Waivers and/or Expense Reimbursement	.99	%(f)	.94%	.84%		.89%		.95%		.88%
Net investment income	.18	%(f)	.86%	.60	%(g)	.55	%(g)	1.75	%(g)	.88	%(g)
Portfolio turnover rate(h)	58	%(i)	153%	351%		552%		252%		222%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Revised for 2013, 2012, 2011 and 2010. Previously $0.08, $0.07, $0.16 and $0.09, respectively (Note 8).

(e)	Revised for 2013, 2012, 2011 and 2010. Previously $(0.58), $0.55, $1.47 and $1.18, respectively (Note 8).

(f)	Annualized.

(g)	Revised for 2013, 2012, 2011 and 2010. Previously 0.79%, 0.65%, 1.44% and 0.62%, respectively (Note 8).

(h)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(i)	Not annualized.

	AST Bond Portfolio 2020
	Six Months Ended June 30, 2015(c)		Year Ended December 31,
			2014(c)	2013(c)		2012(c)		2011(c)		2010
Per Share Operating Performance:
Net Asset Value, beginning of period	$6.55		$6.17	$6.60		$10.26		$10.01		$8.95

Income (Loss) From Investment Operations:
Net investment income	.01		.07	.03	(d)	.11	(d)	.18	(d)	.07	(d)
Net realized and unrealized gain (loss) on investments	.05		.31	(.46	)(e)	.43	(e)	1.51	(e)	.99	(e)

Total from investment operations	.06		.38	(.43)		.54		1.69		1.06

Less Distributions:	—		—	—		(4.20)		(1.44)		—

Net Asset Value, end of period	$6.61		$6.55	$6.17		$6.60		$10.26		$10.01

Total Return(a)	.92%		6.16%	(6.52)%		6.32%		18.67%		11.84%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$132.3		$163.7	$238.5		$3.7		$24.8		$106.7
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.86	%(f)	.84%	.85%		1.00%		.96%		.89%
Expenses Before Waivers and/or Expense Reimbursement	.86	%(f)	.84%	.85%		2.38%		.96%		.89%
Net investment income	.27	%(f)	1.08%	.47	%(g)	1.30	%(g)	1.79	%(g)	1.02	%(g)
Portfolio turnover rate(h)	58	%(i)	214%	415%		470%		306%		854%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Revised for 2013, 2012, 2011 and 2010. Previously $0.06, $0.10, $0.12 and $0.07, respectively (Note 8).

(e)	Revised for 2013, 2012, 2011 and 2010. Previously $(0.49), $0.44, $1.57 and $0.99, respectively (Note 8).

(f)	Annualized.

(g)	Revised for 2013, 2012, 2011 and 2010. Previously 0.94%, 1.17%, 1.26% and 0.66%, respectively (Note 8).

(h)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(i)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C20

Financial Highlights

(Unaudited)

	AST Bond Portfolio 2021
	Six Months Ended June 30, 2015(d)		Year Ended December 31,							January 4, 2010(c) through December 31, 2010(d)
			2014(d)	2013(d)		2012(d)		2011(d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$14.02		$13.01	$14.00		$13.47		$11.21		$10.00

Income (Loss) From Investment Operations:
Net investment income	.08		.20	.17	(e)	.14	(e)	.12	(e)	.06	(e)
Net realized and unrealized gain (loss) on investments	—		.81	(1.16	)(f)	.77	(f)	2.15	(f)	1.15	(f)

Total from investment operations	.08		1.01	(.99)		.91		2.27		1.21

Less Distributions:	—		—	—		(.38)		(.01)		—

Net Asset Value, end of period	$14.10		$14.02	$13.01		$14.00		$13.47		$11.21

Total Return(a)	.57%		7.76%	(7.07)%		6.80%		20.30%		12.10%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$221.1		$268.0	$111.6		$381.2		$652.7		$168.2
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.81	%(g)	.83%	.82%		.77%		.77%		1.00	%(g)
Expenses Before Waivers and/or Expense Reimbursement	.81	%(g)	.83%	.82%		.78%		.78%		1.03	%(g)
Net investment income	1.20	%(g)	1.43%	1.26	%(h)	1.03	%(h)	.96	%(h)	.57	%(g)(h)
Portfolio turnover rate(i)	62	%(j)	281%	341%		383%		428%		863	%(j)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Revised for 2013, 2012, 2011 and 2010. Previously $0.15, $0.12, $0.10 and $0.08, respectively (Note 8).

(f)	Revised for 2013, 2012, 2011 and 2010. Previously $(1.14), $0.79, $2.17 and $1.13, respectively (Note 8).

(g)	Annualized.

(h)	Revised for 2013, 2012, 2011 and 2010. Previously 1.13%, 0.91%, 0.83% and 0.82%, respectively (Note 8).

(i)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(j)	Not annualized.

	AST Bond Portfolio 2022
	Six Months Ended June 30, 2015(d)		Year Ended December 31,					January 3, 2011(c) through December 31, 2011
			2014(d)	2013(d)		2012
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.88		$11.67	$12.93		$12.24		$10.00

Income (Loss) From Investment Operations:
Net investment income	.05		.15	.11	(e)	.05	(e)	.01	(e)
Net realized and unrealized gain (loss) on investments	(.05)		1.06	(1.37	)(f)	.67	(f)	2.23	(f)

Total from investment operations	—		1.21	(1.26)		.72		2.24

Less Distributions:.	—		—	—		(.03)		—

Net Asset Value, end of period	$12.88		$12.88	$11.67		$12.93		$12.24

Total Return(a)	.00%		10.37%	(9.74)%		5.85%		22.40%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$118.0		$78.3	$109.7		$452.9		$339.0
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.92	%(g)	.93%	.81%		.78%		.90	%(g)
Expenses Before Waivers and/or Expense Reimbursement	.92	%(g)	.93%	.81%		.78%		.90	%(g)
Net investment income	.77	%(g)	1.22%	.87	%(h)	.44	%(h)	.09	%(g)(h)
Portfolio turnover rate(i)	73	%(j)	325%	404%		420%		585	%(j)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Revised for 2013, 2012, and 2011. Previously $0.15, $0.08, and $0.01, respectively (Note 8).

(f)	Revised for 2013, 2012, and 2011. Previously $(1.41), $0.64, and $2.23, respectively (Note 8).

(g)	Annualized.

(h)	Revised for 2013, 2012, and 2011. Previously 1.17%, 0.63%, and 0.13%, respectively (Note 8).

(i)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(j)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C21

Financial Highlights

(Unaudited)

	AST Bond Portfolio 2023
	Six Months Ended June 30, 2015		Year Ended December 31,			January 3, 2012(c) through December 31, 2012
			2014	2013
Per Share Operating Performance:(d)
Net Asset Value, beginning of period	$10.70		$9.51	$10.59		$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	—	(e)	.12	.08	(f)	(.03	)(f)
Net realized and unrealized gain (loss) on investments	.03		1.07	(1.16	)(g)	.62	(g)

Total from investment operations	.03		1.19	(1.08)		.59

Net Asset Value, end of period	$10.73		$10.70	$9.51		$10.59

Total Return(a)	.28%		12.51%	(10.20)%		5.90%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$38.7		$244.9	$586.6		$142.6
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.90	%(h)	.78%	.77%		1.00	%(h)
Expenses Before Waivers and/or Expense Reimbursement	.90	%(h)	.79%	.78%		1.07	%(h)
Net investment income (loss)	.07	%(h)	1.18%	.83	%(i)	(.31	)%(h)(i)
Portfolio turnover rate(j)	195	%(k)	132%	434%		537	%(k)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Less than $0.005 per share.

(f)	Revised for 2013 and 2012. Previously $0.10 and $(0.02), respectively (Note 8).

(g)	Revised for 2013 and 2012. Previously $(1.18) and $0.61, respectively (Note 8).

(h)	Annualized.

(i)	Revised for 2013 and 2012. Previously 1.00% and (0.18)%, respectively (Note 8).

(j)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(k)	Not annualized.

	AST Bond Portfolio 2024
	Six Months Ended June 30, 2015(d)		Year Ended December 31, 2014(d)	January 2, 2013(c) through December 31, 2013(d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.21		$8.91	$10.00

Income (Loss) From Investment Operations:
Net investment income	.01		.11	.07	(e)
Net realized and unrealized gain (loss) on investments	(.04)		1.19	(1.16	)(f)

Total from investment operations	(.03)		1.30	(1.09)

Net Asset Value, end of period	$10.18		$10.21	$8.91

Total Return(a)	(.29)%		14.59%	(10.90)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$15.0		$208.3	$259.7
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.93	%(g)	.82%	.82	%(g)
Expenses Before Waivers and/or Expense Reimbursement	.93	%(g)	.82%	.82	%(g)
Net investment income	.21	%(g)	1.14%	.82	%(g)(h)
Portfolio turnover rate(i)	145	%(j)	165%	462	%(j)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Revised for 2013. Previously $ 0.10 (Note 8).

(f)	Revised for 2013. Previously $(1.19) (Note 8).

(g)	Annualized.

(h)	Revised for 2013. Previously 1.10% (Note 8).

(i)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(j)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C22

Financial Highlights

(Unaudited)

	AST Bond Portfolio 2025
	Six Months Ended June 30, 2015(d)		January 2, 2014(c) through December 31, 2014(d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.51		$10.00

Income (Loss) From Investment Operations:
Net investment income	.07		.11
Net realized and unrealized gain (loss) on investments	(.23)		1.40

Total from investment operations	(.16)		1.51

Net Asset Value, end of period	$11.35		$11.51

Total Return(a)	(1.39)%		15.10%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$561.7		$106.4
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.78	%(e)	.99	%(e)
Expenses Before Waivers and/or Expense Reimbursement	.78	%(e)	1.11	%(e)
Net investment income	1.16	%(e)	1.04	%(e)
Portfolio turnover rate(f)	233	%(g)	325	%(g)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(g)	Not annualized.

	AST Bond Portfolio 2026
	January 2, 2015(c) through June 30, 2015(d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.00

Income (Loss) From Investment Operations:
Net investment income	.03
Net realized and unrealized loss on investments	(.29)

Total from investment operations	(.26)

Net Asset Value, end of period	$9.74

Total Return(a)	(2.60)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$116.1
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.99	%(e)
Expenses Before Waivers and/or Expense Reimbursement	1.07	%(e)
Net investment income	.65	%(e)
Portfolio turnover rate(f)	191	%(g)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(g)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C23

Financial Highlights

(Unaudited)

	AST Global Real Estate Portfolio
	Six Months Ended June 30, 2015(c)		Year Ended December 31,
			2014	2013	2012(c)	2011	2010(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.21		$9.84	$9.43	$7.57	$8.13	$6.89

Income (Loss) From Investment Operations:
Net investment income	.09		.19	.12	.14	.16	.17
Net realized and unrealized gain (loss) on investments	(.28)		1.18	.29	1.86	(.56)	1.19

Total from investment operations	(.19)		1.37	.41	2.00	(.40)	1.36

Less Distributions:	—		—	—	(.14)	(.16)	(.12)

Net Asset Value, end of period	$11.02		$11.21	$9.84	$9.43	$7.57	$8.13

Total Return(a)	(1.69)%		13.92%	4.35%	26.81%	(5.04)%	20.20%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$601.0		$654.4	$595.3	$548.1	$321.7	$380.1
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.14	%(d)	1.13%	1.14%	1.16%	1.18%	1.19%
Expenses Before Waivers and/or Expense Reimbursement	1.14	%(d)	1.13%	1.14%	1.17%	1.18%	1.19%
Net investment income	1.50	%(d)	1.62%	1.21%	1.66%	2.00%	2.89%
Portfolio turnover rate	34	%(e)	57%	41%	39%	55%	37%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Annualized.

(e)	Not annualized.

	AST High Yield Portfolio
	Six Months Ended June 30, 2015(c)		Year Ended December 31,
			2014(c)	2013(c)	2012	2011	2010(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$8.42		$8.21	$7.66	$7.21	$7.43	$6.86

Income (Loss) From Investment Operations:
Net investment income	.23		.49	.48	.49	.52	.47
Net realized and unrealized gain (loss) on investments	(.04)		(.28)	.07	.46	(.28)	.43

Total from investment operations	.19		.21	.55	.95	.24	.90

Less Distributions:	—		—	—	(.50)	(.46)	(.33)

Net Asset Value, end of period	$8.61		$8.42	$8.21	$7.66	$7.21	$7.43

Total Return(a)	2.26%		2.56%	7.18%	13.88%	3.17%	13.67%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,524.3		$1,169.9	$1,563.5	$1,605.7	$1,337.7	$1,384.5
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.85	%(d)	.79%	.76%	.82%	.86%	.87%
Expenses Before Waivers and/or Expense Reimbursement	.85	%(d)	.86%	.86%	.88%	.88%	.88%
Net investment income	5.51	%(d)	5.74%	6.07%	6.47%	6.71%	6.63%
Portfolio turnover rate	28	%(e)	52%	63%	64%	93%	116%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Annualized.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C24

Financial Highlights

(Unaudited)

	AST Investment Grade Bond Portfolio
	Six Months Ended June 30, 2015		Year Ended December 31,
			2014(c)	2013(c)		2012(c)		2011(c)		2010(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$6.82		$6.39	$6.60		$6.12		$11.81		$11.82

Income (Loss) From Investment Operations:
Net investment income	.09		.21	.18	(d)	.11	(d)	.09	(d)	.38	(d)
Net realized and unrealized gain (loss) on investments	(.06)		.22	(.39	)(e)	.46	(e)	.91	(e)	.83	(e)

Total from investment operations	.03		.43	(.21)		.57		1.00		1.21

Less Distributions:	—		—	—		(.09)		(6.69)		(1.22)

Net Asset Value, end of period	$6.85		$6.82	$6.39		$6.60		$6.12		$11.81

Total Return(a)	.44%		6.73%	(3.18)%		9.40%		12.44%		10.72%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,404.6		$1,418.2	$1,321.7		$5,565.5		$13,122.3		$573.1
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.74	%(f)	.75%	.74%		.72%		.71%		.77%
Expenses Before Waivers and/or Expense Reimbursement	.76	%(f)	.78%	.77%		.76%		.75%		.79%
Net investment income	2.63	%(f)	3.13%	2.75	%(g)	1.75	%(g)	1.59	%(g)	3.20	%(g)
Portfolio turnover rate(h)	129	%(i)	281%	656%		914%		744%		766%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Revised for 2013, 2012, 2011 and 2010. Previously $0.19, $0.13, $0.11 and $0.36, respectively (Note 8).

(e)	Revised for 2013, 2012, 2011 and 2010. Previously $(0.40), $0.44, $ 0.89 and $ 0.85, respectively (Note 8).

(f)	Annualized.

(g)	Revised for 2013, 2012, 2011 and 2010. Previously 2.92%, 2.07%, 1.85% and 3.03%, respectively (Note 8).

(h)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(i)	Not annualized.

	AST Lord Abbett Core Fixed Income Portfolio
	Six Months Ended June 30, 2015		Year Ended December 31,
			2014(c)	2013(c)	2012	2011(c)	2010(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.98		$11.27	$11.50	$11.30	$10.43	$9.87

Income (Loss) From Investment Operations:
Net investment income	.09		.19	.16	.14	.24	.62
Net realized and unrealized gain (loss) on investments	(.12)		.52	(.39)	.52	.81	.63

Total from investment operations	(.03)		.71	(.23)	.66	1.05	1.25

Less Distributions:	—		—	—	(.46)	(.18)	(.69)

Net Asset Value, end of period	$11.95		$11.98	$11.27	$11.50	$11.30	$10.43

Total Return(a)	(.25)%		6.30%	(2.00)%	5.93%	10.17%	13.41%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,380.0		$2,348.7	$1,587.3	$2,545.6	$1,951.6	$424.0
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.59	%(d)	.58%	.65%	.75%	.80%	.96%
Expenses Before Waivers and/or Expense Reimbursement	.88	%(d)	.89%	.89%	.92%	.93%	.96%
Net investment income	1.58	%(d)	1.61%	1.37%	1.39%	2.15%	6.12%
Portfolio turnover rate	274	%(e)	550%	625%	580%	696%	55%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Annualized.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C25

Financial Highlights

(Unaudited)

	AST Neuberger Berman Core Bond Portfolio
	Six Months Ended June 30, 2015		Year Ended December 31,			October 17, 2011(c) through December 31, 2011(d)
			2014(d)	2013(d)	2012(d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.82		$10.29	$10.59	$10.13	$10.00

Income (Loss) From Investment Operations:
Net investment income	.09		.20	.11	.13	.03
Net realized and unrealized gain (loss) on investments	(.09)		.33	(.41)	.36	.10

Total from investment operations	—		.53	(.30)	.49	.13

Less Distributions:	—		—	—	(.03)	—

Net Asset Value, end of period	$10.82		$10.82	$10.29	$10.59	$10.13

Total Return(a)	.00%		5.15%	(2.83)%	4.88%	1.30%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$854.0		$831.5	$503.9	$610.6	$894.5
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.66	%(e)	.67%	.75%	.79%	.84	%(e)
Expenses Before Waivers and/or Expense Reimbursement	.81	%(e)	.82%	.83%	.82%	.87	%(e)
Net investment income	1.94	%(e)	1.84%	1.10%	1.23%	1.51	%(e)
Portfolio turnover rate	122	%(f)	293%	352%	361%	51	%(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)	Not annualized.

	AST Prudential Core Bond Portfolio
	Six Months Ended June 30, 2015(d)		Year Ended December 31,					October 17, 2011(c) through December 31, 2011(d)
			2014(d)	2013(d)		2012(d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.20		$10.56	$10.81		$10.14		$10.00

Income (Loss) From Investment Operations:
Net investment income	.12		.24	.22	(e)	.20	(e)	.02	(e)
Net realized and unrealized gain (loss) on investments	(.14)		.40	(.47	)(f)	.52	(f)	.12	(f)

Total from investment operations	(.02)		.64	(.25)		.72		.14

Less Distributions:	—		—	—		(.05)		—

Net Asset Value, end of period	$11.18		$11.20	$10.56		$10.81		$10.14

Total Return(a)	(.18)%		6.06%	(2.31)%		7.11%		1.40%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$4,067.8		$3,994.4	$3,204.5		$3,869.6		$1,792.2
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.74	%(g)	.75%	.75%		.75%		.78%
Expenses Before Waivers and/or Expense Reimbursement	.78	%(g)	.78%	.79%		.82%		.84%
Net investment income	2.14	%(g)	2.23%	2.11	%(h)	1.99	%(h)	1.14	%(g)(h)
Portfolio turnover rate(i)	158	%(j)	327%	667%		532%		309	%(j)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Revised for 2013, 2012 and 2011. Previously $0.26, $0.24 and $0.02, respectively (Note 8).

(f)	Revised for 2013, 2012 and 2011. Previously $(0.51), $0.48 and $ 0.12, respectively (Note 8).

(g)	Annualized.

(h)	Revised for 2013, 2012 and 2011. Previously 2.46%, 2.38% and 1.38%, respectively (Note 8).

(i)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(j)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C26

Financial Highlights

(Unaudited)

	AST QMA US Equity Alpha Portfolio
	Six Months Ended June 30, 2015		Year Ended December 31,
			2014		2013(c)		2012		2011		2010
Per Share Operating Performance:
Net Asset Value, beginning of period	$21.11		$18.01		$13.60		$11.55		$11.24		$9.84

Income From Investment Operations:
Net investment income	.10		.12		.13		.13		.10		.08
Net realized and unrealized gain on investments	.31		2.98		4.28		2.03		.29		1.39

Total from investment operations	.41		3.10		4.41		2.16		.39		1.47

Less Distributions:	—		—		—		(.11)		(.08)		(.07)

Net Asset Value, end of period	$21.52		$21.11		$18.01		$13.60		$11.55		$11.24

Total Return(a)	1.94%		17.21%		32.43%		18.81%		3.46%		15.05%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$608.6		$590.5		$479.8		$416.3		$305.2		$339.7
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.52	%(d)(e)	1.51	%(e)	1.60	%(e)	1.78	%(e)	1.49	%(e)	1.57	%(e)
Expenses Before Waivers and/or Expense Reimbursement	1.52	%(d)(e)	1.51	%(e)	1.60	%(e)	1.78	%(e)	1.66	%(e)	1.66	%(e)
Net investment income	.96	%(d)	.74%		.84%		1.01%		.81%		.83%
Portfolio turnover rate	53	%(f)	103%		103%		137%		128%		89%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Annualized.

(e)	The expense ratio includes dividend expense and broker fees and expenses on short sales of 0.40% for the six months ending June 30, 2015 and 0.38%, 0.47%, 0.63%, 0.49% and 0.49% for the years December 31, 2014, 2013, 2012, 2011, and 2010, respectively.

(f)	Not annualized.

	AST Quantitative Modeling Portfolio
	Six Months Ended June 30, 2015		Year Ended December 31,			May 2, 2011 (c) through December 31, 2011
			2014	2013	2012
Per Share Operating Performance:
Net Asset Value, beginning of period	$13.27		$12.46	$10.18	$9.00	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	(.01)		(.03)	(.05)	.05	.01
Net realized and unrealized gain (loss) on investments	.33		.84	2.33	1.13	(1.01)

Total from investment operations	.32		.81	2.28	1.18	(1.00)

Less Distributions:	—		—	—	— (d)	—

Net Asset Value, end of period	$13.59		$13.27	$12.46	$10.18	$9.00

Total Return(a)	2.41%		6.50%	22.40%	13.16%	(10.00)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$798.6		$658.5	$430.0	$203.6	$84.7
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.27	%(e)	.28%	.30%	.31%	.30	%(e)
Expenses Before Waivers and/or Expense Reimbursement	.27	%(e)	.28%	.30%	.32%	.55	%(e)
Net investment income (loss)	(.27	)%(e)	(.28)%	(.30)%	.72%	.22	%(e)
Portfolio turnover rate	13	%(f)	22%	46%	81%	264	%(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Less than $0.005 per share.

(e)	Annualized.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C27

Financial Highlights

(Unaudited)

	AST Western Asset Core Plus Bond Portfolio
	Six Months Ended June 30, 2015		Year Ended December 31,
			2014(c)	2013(c)	2012	2011(c)	2010(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.33		$10.56	$10.72	$10.70	$10.51	$9.98

Income (Loss) From Investment Operations:
Net investment income	.15		.32	.28	.28	.32	.32
Net realized and unrealized gain (loss) on investments	(.10)		.45	(.44)	.53	.30	.45

Total from investment operations	.05		.77	(.16)	.81	.62	.77

Less Distributions:	—		—	—	(.79)	(.43)	(.24)

Net Asset Value, end of period	$11.38		$11.33	$10.56	$10.72	$10.70	$10.51

Total Return(a)	.44%		7.29%	(1.49)%	7.86%	6.02%	7.80%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3,876.2		$3,797.8	$3,131.9	$2,856.0	$2,439.5	$3,049.4
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.58	%(d)	.61%	.72%	.78%	.80%	.80%
Expenses Before Waivers and/or Expense Reimbursement	.78	%(d)	.79%	.79%	.82%	.83%	.83%
Net investment income	2.85	%(d)	2.94%	2.60%	2.70%	2.99%	3.11%
Portfolio turnover rate	89	%(e)	245%	284%	302%	572%	612%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Annualized.

(e)	Not annualized.

	AST Western Asset Emerging Markets Debt Portfolio
	Six Months Ended June 30, 2015(d)		Year Ended December 31,		August 20, 2012(c) through December 31, 2012(d)
			2014(d)	2013(d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$9.73		$9.60	$10.45	$10.00

Income (Loss) From Investment Operations:
Net investment income	.21		.49	.42	.13
Net realized and unrealized gain (loss) on investments	(.23)		(.36)	(1.27)	.32

Total from investment operations	(.02)		.13	(.85)	.45

Net Asset Value, end of period	$9.71		$9.73	$9.60	$10.45

Total Return(a)	(.21)%		1.35%	(8.13)%	4.50%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$151.3		$421.1	$274.9	$293.8
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.01	%(e)	.95%	.96%	.94	%(e)
Expenses Before Waivers and/or Expense Reimbursement	1.06	%(e)	1.00%	1.01%	1.01	%(e)
Net investment income	4.28	%(e)	4.88%	4.26%	3.49	%(e)
Portfolio turnover rate	32	%(f)	35%	35%	6	%(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C28

Approval of Advisory Agreements

Renewal of Management and Subadvisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the Board) of Advanced Series Trust (the Trust, and the series thereof, the Portfolios) consists of ten individuals, nine of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and each of its Portfolios, their operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee, and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreements with Prudential Investments LLC (PI) and AST Investment Services, Inc. (ASTIS), as applicable,1 and each Portfolio’s subadvisory agreement(s). As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 15-16, 2015 (the Meeting) and approved the renewal of the agreements through July 31, 2016, after concluding that the renewal of the agreements was in the best interests of the Trust, each Portfolio and each Portfolio’s beneficial shareholders.2

In advance of the Meeting, the Trustees received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant peer universe and peer group, as is further discussed below.

In approving the agreements, the Trustees, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of each Portfolio, the profitability of the Manager and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting as well as information provided throughout the year at regular and special Board meetings, including presentations from PI and subadviser personnel such as portfolio managers.

The Trustees determined that the overall arrangements between the Trust and the Manager, which serves as the Trust’s investment manager pursuant to a management agreement, and between the Manager and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with the Manager, are in the best interest of the Trust, each Portfolio and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, quality and extent of services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by the Manager and each subadviser. The Board considered the services provided by the Manager, including but not limited to the oversight of the subadvisers, as well as the provision of recordkeeping and compliance services to the Trust. With respect to the Manager’s oversight of the subadvisers, the Board noted that PI’s Strategic Investment Research Group (SIRG), a business unit of PI, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that the Manager pays the salaries of all of the officers and management Trustees of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as

[1]	PI and ASTIS serve as co-investment managers for all of the portfolios of the Trust discussed herein. When used herein, the term “Manager” refers jointly to PI and ASTIS.

[2]	The Board did not consider or renew the management or subadvisory agreements at the Meeting with respect to the AST Bond Portfolio 2026, because the Portfolio recently commenced operations and the sole shareholder of the Portfolio and the Board had previously approved the management and subadvisory agreements for the Portfolio for an initial period of two years. The Board noted that it would consider the renewal of the agreements for each of the Portfolio as part of its annual review of the Trust’s advisory agreements in 2016.

compliance with each Portfolio’s investment restrictions, policies and procedures. The Board considered the Manager’s evaluation of the subadvisers, as well as the Manager’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management responsible for the oversight of each Portfolio and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to the Manager’s and each subadviser’s organizational structure, senior management, investment operations, and other relevant information pertaining to PI and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to both the Manager and each subadviser. The Board noted that Prudential Investment Management, Inc. (PIM), Quantitative Management Associates LLC (QMA), and Jennison Associates LLC (Jennison), which serve as subadvisers to certain of the Portfolios, are each affiliated with the Manager.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by the Manager and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that each Portfolio benefits from the services provided by the Manager and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by the Manager

The Board was provided with information on the profitability of the Manager and its affiliates in serving as the Trust’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board considered information regarding the profitability of PIM, Jennison and QMA, each of which are affiliates of the Manager, on a consolidated basis. Taking these factors into account, the Board concluded that the profitability of the Manager and its affiliates in relation to the services rendered was not unreasonable.

The Board concluded that the level of profitability of a subadviser not affiliated with the Manager may not be as significant as the Manager’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by PI and the unaffiliated subadvisers, as well as the fact that the Manager compensates the subadvisers out of its management fee.

Economies of Scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as each Portfolio’s assets grow beyond current levels. The Board noted that the management fee schedules for most of the Portfolios of the Trust contain breakpoints, which have the effect of decreasing the fee rate as assets increase, and that at current asset levels the effective fee rates for many of the Portfolios reflected some of these rate reductions. The Board took note that the fee structure for those Portfolios currently results in benefits to Portfolio shareholders whether or not the Manager realizes any economies of scale. The Board considered that economies of scale can be shared with the Portfolios in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment.

The Board further noted that shareholders of most of the Portfolios of the Trust had recently approved an amended shareholder service and distribution (12b-1) plan that would increase the 12b-1 fee payable by the Portfolios covered by the plan, and that in connection with the approval of the plan, the Manager had agreed to a reduction in the contractual management fee rates for each Portfolio of the Trust covered by the plan. The Board also noted that the reduced contractual management fee rates were scheduled to become effective as of July 1, 2015.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Manager’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to the Manager and the Subadvisers

The Board considered potential ancillary benefits that might be received by the Manager, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by the Manager included fees received by affiliates of the Manager for serving as the Portfolios’ securities lending agent, compensation received by insurance company affiliates of the Manager from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from the Manager’s association with the Trust. The Board also considered information provided by the Manager regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of the Manager at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by the Manager and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio, the Board also considered certain additional specific factors and made related conclusions relating to the historical performance of the Portfolios (depending on each Portfolio’s inception date) for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2014, except as otherwise noted below. The Board compared the historical performance of each Portfolio to the comparable performance of the Portfolio’s benchmark index, and to a universe of mutual funds that were determined by Lipper Inc. (Lipper), an independent provider of mutual fund data, to be similar to the Portfolio (the Peer Universe).

The Board also considered each Portfolio’s actual management fee, as well as each Portfolio’s net total expense ratio, for the calendar year 2014. The Board considered the management fee for each Portfolio as compared to the management fee charged by the Manager to other funds and the fee charged by other advisers to comparable mutual funds in a group of mutual funds that were determined by Lipper to be similar to the Portfolio (the Peer Group). The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively determined by Lipper. To the extent that the Manager deemed appropriate, and for reasons addressed in detail with the Board, the Manager may have provided, and the Board may have considered, supplemental data compiled by Lipper for the Board’s consideration. Further, to the extent that it deemed appropriate, and for the reasons summarized below, for certain Portfolios the Board considered information provided by a different, independent third-party provider, JDL Consultants, Inc. (“JDL Consultants”). The comparisons used by the Board placed the Portfolios in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The sections below summarize key factors considered by the Board and the Board’s conclusions regarding each Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of portfolio expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

AST Bond Portfolio 2015
Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	4th Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over all periods.

•

The Board considered that the Portfolio outperformed the Barclays Target Maturity Zero Coupon Swaps 2015 Index (Barclays 2015 Index) over all periods. The Board noted PI’s belief that this index, which appears in the Portfolio’s prospectus, provides a more appropriate basis for performance comparisons than the benchmark index, because it more accurately represents the duration and credit profile of the Portfolio’s assets.

•	The Board noted that PI had contractually agreed to cap net total Portfolio expenses at 0.93% through June 30, 2017.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2016
Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	3rd Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the five-year period, although it underperformed its benchmark index over the one- and three-year periods.

•

The Board considered that the Portfolio outperformed the Barclays Target Maturity Zero Coupon Swaps 2016 Index (Barclays 2016 Index) over all periods. The Board noted PI’s belief that this index, which appears in the Portfolio’s prospectus, provides a more appropriate basis for performance comparisons than the benchmark index, because it more accurately represents the duration and credit profile of the Portfolio’s assets.

•	The Board noted that PI had contractually agreed to cap net total Portfolio expenses at 0.93% through June 30, 2017.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2017
Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	N/A	N/A
Actual Management Fees: 4th Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over all periods.

•

The Board considered that the Portfolio also outperformed the Barclays Target Maturity Zero Coupon Swaps 2017 Index (Barclays 2017 Index) over all periods. The Board noted PI’s belief that this index, which appears in the Portfolio’s prospectus, provides a more appropriate basis for performance comparisons than the benchmark index, because it more accurately represents the duration and credit profile of the Portfolio’s assets.

•	The Board noted that PI had contractually agreed to cap net total Portfolio expenses at 0.93% through June 30, 2017.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2018
Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	4th Quartile	3rd Quartile	N/A
Actual Management Fees: 4th Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the five-year period, though it underperformed its benchmark index over the one- and three-year periods.

•

The Board considered that the Portfolio outperformed the Barclays Target Maturity Zero Coupon Swaps 2018 Index (Barclays 2018 Index) over all periods. The Board noted PI’s belief that this index, which appears in the Portfolio’s prospectus, provides a more appropriate basis for performance comparisons than the benchmark index, because it more accurately represents the duration and credit profile of the Portfolio’s assets.

•	The Board noted that PI had contractually agreed to cap net total Portfolio expenses at 0.93% through June 30, 2017.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2019
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	4th Quartile	2nd Quartile	N/A
Actual Management Fees: 4th Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the five-year period, though it underperformed its benchmark index over the one- and three-year periods.

•

The Board considered that the Portfolio outperformed the Barclays Target Maturity Zero Coupon Swaps 2019 Index (Barclays 2019 Index) over all periods. The Board noted PI’s belief that this index, which appears in the Portfolio’s prospectus, provides a more appropriate basis for performance comparisons than the benchmark index, because it more accurately represents the duration and credit profile of the Portfolio’s assets, although the Portfolio’s performance may deviate from its benchmark index and its Peer Universe.

•	The Board noted that PI had contractually agreed to cap net total Portfolio expenses at 0.93% through June 30, 2017.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2020
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	4th Quartile	1st Quartile	N/A
Actual Management Fees: 4th Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one- and five-year periods, although it underperformed its benchmark index over the three-year period.

•

The Board considered that the Portfolio also outperformed the Barclays Target Maturity Zero Coupon Swaps 2020 Index (Barclays 2020 Index) over all periods. The Board noted PI’s belief that this index, which appears in the Portfolio’s prospectus, provides a more appropriate basis for performance comparisons than the benchmark index, because it more accurately represents the duration and credit profile of the Portfolio’s assets, although the Portfolio’s performance may deviate from its benchmark index and its Peer Universe.

•	The Board noted that PI had contractually agreed to cap net total Portfolio expenses at 0.93% through June 30, 2017.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2021
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	3rd Quartile	N/A	N/A
Actual Management Fees: 4th Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board considered that the Portfolio also outperformed the Barclays Target Maturity Zero Coupon Swaps 2021 Index (Barclays 2021 Index) over all periods. The Board noted PI’s belief that this index, which appears in the Portfolio’s prospectus, provides a more appropriate basis for performance comparisons than the benchmark index, because it more accurately represents the duration and credit profile of the Portfolio’s assets, although the Portfolio’s performance may deviate from its benchmark index and its Peer Universe.

•	The Board noted that PI had contractually agreed to cap net total Portfolio expenses at 0.93% through June 30, 2017.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2022
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	4th Quartile	N/A	N/A
Actual Management Fees: 4th Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period, although it underperformed its benchmark index over the three-year period.

•

The Board considered that the Portfolio also outperformed the Barclays Target Maturity Zero Coupon Swaps 2022 Index (Barclays 2022 Index) over all periods. The Board noted PI’s belief that this index, which appears in the Portfolio’s prospectus, provides a more appropriate basis for performance comparisons than the benchmark index, because it more accurately represents the duration and credit profile of the Portfolio’s assets, although the Portfolio’s performance may deviate from its benchmark index and its Peer Universe.

•	The Board noted that PI had contractually agreed to cap net total Portfolio expenses at 0.93% through June 30, 2017.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2023
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	N/A	N/A	N/A
Actual Management Fees: 4th Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period.

•	The Board noted that the Portfolio does not yet have a three-year performance record and that, therefore, the subadviser should have more time to develop that record.

•	The Board noted that PI had contractually agreed to cap net total Portfolio expenses at 0.93% through June 30, 2017.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2024
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	N/A	N/A	N/A
Actual Management Fees: 4th Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period.

•	The Board noted that the Portfolio does not yet have a three-year performance record and that, therefore, the subadviser should have more time to develop that record.

•	The Board noted that PI had contractually agreed to cap net total Portfolio expenses at 0.93% through June 30, 2017.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2025
Performance	1 Year	3 Years	5 Years	10 Years
	N/A	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 4th Quartile

•	The Board considered that because the Portfolio commenced operations during 2014, there was less than a full year of performance to review.

•	The Board noted that PI had contractually agreed to cap net total Portfolio expenses at 0.93% through June 30, 2017.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements to allow the subadviser to develop a performance record, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Global Real Estate Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	1st Quartile	N/A
Actual Management Fees: 4th Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one- and five-year periods, although it underperformed its benchmark index over the three-year period.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST High Yield Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	3rd Quartile	3rd Quartile	4th Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one- and three-year periods, although it underperformed its benchmark index over the five- and ten-year periods.

•	The Board noted that the Portfolio’s subadviser had been replaced in August 2010, and as a result, the Portfolio’s longer-term performance was not attributable to the Portfolio’s current subadvisers.

•	The Board considered the Fund’s improved comparative performance over the one-year period.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Investment Grade Bond Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	2nd Quartile	1st Quartile	N/A
Actual Management Fees: 4th Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board noted that PI had contractually agreed to cap net total Portfolio expenses at 0.99% through June 30, 2016.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Lord Abbett Core Fixed Income Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	2nd Quartile	1st Quartile	1st Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board noted that PI had contractually agreed to waive 0.16% of its management fee through June 30, 2016. The Board noted that PI had additionally contractually agreed to waive a portion of its investment management fee, as follows: 0.10% on the first $500 million of average daily net assets; 0.125% of the Portfolio’s average daily net assets between $500 million and $1 billion; and 0.15% of the Portfolio’s average daily net assets in excess of $1 billion.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Neuberger Berman Core Bond Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	4th Quartile	N/A	N/A
Actual Management Fees: 3rd Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three-year period, although it underperformed its benchmark index by 0.11% over the one-year period.

•

The Board noted that, based on a recommendation by PI, it had approved seeking shareholder approval for a reorganization (merger) of the Portfolio pursuant to which the Portfolio would be acquired by another Portfolio of the Trust, and would thereafter cease to exist.

•

The Board noted that PI contractually agreed through June 30, 2016 to waive 0.14% of its management fee through June 30, 2016, and that it had contractually agreed through June 30, 2016 to waive an additional portion of its investment management fees as follows: 0.025% of average daily net assets between $500 million and $1 billion, and 0.05% of average daily net assets in excess of $1 billion.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements on an interim basis pending shareholder approval of the proposed reorganization, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Prudential Core Bond Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	2nd Quartile	N/A	N/A
Actual Management Fees: 4th Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board noted that that PI contractually agreed through June 30, 2016 to waive a portion of its management fee as follows: 0.025% of average daily net assets between $500 million and $1 billion, and 0.05% of average daily net assets in excess of $1 billion.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST QMA US Equity Alpha Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	2nd Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Quantitative Modeling Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	N/A	N/A
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over all periods.

•	The Board noted that the Portfolio’s recent performance against its benchmark index had shown improvement, with the Portfolio outperforming its benchmark index during the first quarter of 2015.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Western Asset Core Plus Bond Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	2nd Quartile	2nd Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board noted that PI had contractually agreed to waive 0.20% of its management fee through June 30, 2016.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Western Asset Emerging Markets Debt Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	N/A	N/A	N/A
Actual Management Fees: 4th Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over the one-year period.

•	The Board noted that the Portfolio does not yet have a three-year performance record and that, therefore, the subadviser should have more time to develop that record.

•	The Board also noted that through the first quarter of 2015, the Portfolio outperformed its Peer Universe median for the trailing one-year period.

•	The Board further noted that PI had agreed to contractually waive 0.05% of its management fee through June 30, 2016.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements to allow the subadviser to continue to develop a performance record, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, each Portfolio and its beneficial shareholders.

Proxy Voting Results (Unaudited)

At a special meeting of shareholders held on June 11, 2015, shareholders of each of the portfolios which comprise the Advanced Series Trust (AST) approved a proposal to elect twelve trustees of AST. Shareholders of all portfolios voted together on the proposal:

	Voted	% of Total	% of Voted
Susan Davenport Austin
For	12,786,027,549.949	96.747%	96.807%
Withhold	421,779,012.808	3.191	3.193

Sherry S. Barrat
For	12,793,209,763.913	96.801	96.861
Withhold	414,596,798.844	3.137	3.139

Jessica M. Bibliowicz
For	12,784,009,516.234	96.732	96.792
Withhold	423,797,046.523	3.206	3.208

Kay Ryan Booth
For	12,792,614,594.149	96.797	96.857
Withhold	415,191,968.608	3.141	3.143

Timothy S. Cronin
For	12,797,158,035.484	96.831	96.891
Withhold	410,648,527.273	3.107	3.109

Delayne Dedrick Gold
For	12,757,727,225.718	96.533	96.593
Withhold	450,079,337.039	3.405	3.407

Robert F. Gunia
For	12,784,735,872.531	96.737	96.797
Withhold	423,070,690.226	3.201	3.203

W. Scott McDonald, Jr., PhD
For	12,754,057,319.234	96.505	96.565
Withhold	453,749,243.523	3.433	3.435

Thomas T. Mooney
For	12,769,347,987.833	96.621	96.681
Withhold	438,458,574.924	3.317	3.319

Thomas M. O’Brien
For	12,793,709,607.324	96.805	96.865
Withhold	414,096,955.433	3.133	3.135

At the same special meeting of shareholders, shareholders of each portfolio identified below approved the following proposal: To approve a policy to permit the manager to enter into or make material changes to portfolio subadvisory agreements with wholly-owned subadvisers without shareholder approval.

	Shares Voted	% of Total	% of Voted
AST Bond Portfolio 2015
For	2,136,411.623	67.415%	67.415%
Against	797,902.330	25.178	25.178
Abstain	234,739.654	7.407	7.407

AST Bond Portfolio 2016
For	724,402.621	61.870	61.870
Against	383,243.638	32.732	32.732
Abstain	63,208.140	5.398	5.398

AST Bond Portfolio 2017
For	6,092,629.722	75.215	75.215
Against	1,536,941.279	18.974	18.974
Abstain	470,721.528	5.811	5.811

AST Bond Portfolio 2018
For	8,461,581.076	72.459	72.688
Against	2,504,587.478	21.448	21.515
Abstain	674,910.027	5.779	5.797

AST Bond Portfolio 2019
For	5,375,107.698	83.540	83.946
Against	439,700.752	6.834	6.867
Abstain	588,261.568	9.143	9.187

AST Bond Portfolio 2020
For	15,180,381.557	75.739	75.739
Against	3,803,535.900	18.977	18.977
Abstain	1,059,133.123	5.284	5.284

AST Bond Portfolio 2021
For	11,382,679.393	74.706	74.706
Against	2,656,842.309	17.437	17.437
Abstain	1,197,227.143	7.857	7.857

AST Bond Portfolio 2022
For	5,361,444.268	86.208	86.366
Against	774,869.348	12.459	12.482
Abstain	71,539.617	1.150	1.152

AST Bond Portfolio 2023
For	7,916,129.029	58.139	58.140
Against	4,160,314.268	30.555	30.554
Abstain	1,539,415.110	11.306	11.306

	Shares Voted	% of Total	% of Voted
AST Bond Portfolio 2024
For	8,865,144.625	83.385%	83.580%
Against	893,545.902	8.404	8.424
Abstain	848,164.473	7.978	7.996

AST Bond Portfolio 2025
For	17,866,962.692	79.907	80.066
Against	3,022,933.842	13.520	13.546
Abstain	1,425,529.079	6.375	6.388

AST Global Real Estate Portfolio
For	55,312,314.403	96.122	96.123
Against	1,645,617.002	2.859	2.860
Abstain	585,771.719	1.018	1.017

AST High Yield Portfolio
For	169,572,977.619	92.956	92.957
Against	9,266,749.965	5.080	5.079
Abstain	3,582,858.489	1.964	1.964

AST Investment Grade Bond Portfolio
For	129,186,837.271	77.319	77.319
Against	28,933,865.343	17.317	17.317
Abstain	8,963,249.622	5.364	5.364

AST Lord Abbett Core Fixed Income Portfolio
For	179,482,181.866	90.867	90.867
Against	12,930,658.914	6.546	6.546
Abstain	5,110,292.505	2.587	2.587

AST Neuberger Berman Core Bond Portfolio
For	75,772,148.496	97.291	97.291
Against	1,559,418.325	2.002	2.002
Abstain	550,828.885	0.707	0.707

AST Prudential Core Bond Portfolio
For	356,566,201.163	98.457	98.457
Against	3,673,537.287	1.014	1.015
Abstain	1,914,645.182	0.529	0.528

AST QMA US Equity Alpha Portfolio
For	25,774,073.493	88.115	88.123
Against	2,658,133.740	9.087	9.088
Abstain	815,836.454	2.789	2.789

AST Quantitative Modeling Portfolio
For	40,349,190.917	75.212	75.212
Against	10,528,813.905	19.626	19.626
Abstain	2,769,324.055	5.162	5.162

	Shares Voted	% of Total	% of Voted
AST Western Asset Core Plus Bond Portfolio
For	318,703,073.778	94.013%	94.014%
Against	14,903,895.919	4.396	4.397
Abstain	5,389,110.807	1.590	1.589

AST Western Asset Emerging Markets Debt Portfolio
For	15,423,672.496	99.763	99.763
Against	36,691.062	0.237	0.237
Abstain	0.000	0.000	0.000

At the same special meeting of shareholders, shareholders of each portfolio identified below approved the following proposal: To approve a shareholder services and distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, for the shares of the portfolio.

	Shares Voted	% of Total	% of Voted
AST Bond Portfolio 2015
For	2,372,400.119	74.862%	74.862%
Against	486,359.628	15.347	15.347
Abstain	310,293.860	9.791	9.791

AST Bond Portfolio 2016
For	854,812.229	73.008	73.008
Against	771.609	0.066	0.066
Abstain	315,270.561	26.926	26.926

AST Bond Portfolio 2017
For	6,999,083.663	86.405	86.406
Against	905,517.773	11.179	11.179
Abstain	195,691.093	2.416	2.415

AST Bond Portfolio 2018
For	9,886,488.201	84.661	84.928
Against	1,150,671.114	9.854	9.885
Abstain	603,919.266	5.171	5.187

AST Bond Portfolio 2019
For	5,683,937.331	88.340	88.769
Against	0.000	0.000	0.000
Abstain	719,132.687	11.177	11.231

AST Bond Portfolio 2020
For	17,737,044.602	88.495	88.495
Against	1,601,140.052	7.988	7.989
Abstain	704,865.926	3.517	3.516

AST Bond Portfolio 2021
For	13,262,575.376	87.043	87.044
Against	794,139.692	5.212	5.212
Abstain	1,180,033.777	7.745	7.744

	Shares Voted	% of Total	% of Voted
AST Bond Portfolio 2022
For	5,758,405.597	92.591%	92.761%
Against	164,629.167	2.647	2.651
Abstain	284,818.469	4.579	4.588

AST Bond Portfolio 2023
For	10,799,696.745	79.317	79.318
Against	1,072,886.208	7.880	7.879
Abstain	1,743,275.454	12.803	12.803

AST Bond Portfolio 2024
For	9,723,798.550	91.462	91.675
Against	231,405.169	2.176	2.182
Abstain	651,651.281	6.129	6.143

AST Bond Portfolio 2025
For	20,011,925.953	89.500	89.678
Against	726,499.042	3.249	3.256
Abstain	1,577,000.618	7.053	7.066

AST Bond Portfolio 2026
For	1,830,377.936	94.743	94.743
Against	95,240.644	4.930	4.930
Abstain	6,323.379	0.327	0.327

AST Global Real Estate Portfolio
For	56,583,442.211	98.331	98.332
Against	431,615.030	0.750	0.750
Abstain	528,645.883	0.918	0.918

AST High Yield Portfolio
For	176,829,990.287	96.934	96.935
Against	2,373,417.413	1.301	1.301
Abstain	3,219,178.373	1.765	1.764

AST Investment Grade Bond Portfolio
For	148,370,353.653	88.800	88.800
Against	9,798,724.192	5.865	5.865
Abstain	8,914,874.391	5.335	5.335

AST Lord Abbett Core Fixed Income Portfolio
For	188,972,288.944	95.671	95.671
Against	4,201,188.381	2.127	2.127
Abstain	4,349,655.960	2.202	2.202

AST Neuberger Berman Core Bond Portfolio
For	76,302,491.688	97.971	97.972
Against	642,935.725	0.826	0.825
Abstain	936,968.293	1.203	1.203

	Shares Voted	% of Total	% of Voted
AST Prudential Core Bond Portfolio
For	359,266,232.493	99.203%	99.203%
Against	1,171,454.770	0.323	0.323
Abstain	1,716,696.369	0.474	0.474

AST QMA US Equity Alpha Portfolio
For	27,382,017.656	93.612	93.620
Against	1,036,654.683	3.544	3.545
Abstain	829,371.348	2.835	2.835

AST Western Asset Core Plus Bond Portfolio
For	327,870,017.974	96.717	96.718
Against	6,010,313.823	1.773	1.773
Abstain	5,115,748.707	1.509	1.509

AST Western Asset Emerging Markets Debt Portfolio
For	15,448,351.231	99.923	99.923
Against	9,330.770	0.060	0.060
Abstain	2,681.557	0.017	0.017

This report must be preceded or accompanied by the current prospectuses for the Advanced Series Trust portfolios and the applicable variable annuity or variable life contract. The prospectuses contain information on the contract and the investment objectives, risks, charges and expenses of the portfolios, and should be read carefully.

A description of the Trust’s proxy voting policies and procedures is available, without charge, upon request by calling the appropriate phone number listed below. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (the Commission) at www.sec.gov and on the Fund’s website at www.prudential.com/variableinsuranceportfolios.

The Trust files with the Commission a complete listing of portfolio holdings as of its first and third quarter-end on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call (800)SEC-0330. Form N-Q is also available on the Trust’s website or by calling the telephone number referenced below.

The Trust’s Statement of Additional Information contains additional information about the Trust’s Trustees and is available without charge upon request by calling the appropriate phone number listed below.

This report may include financial information pertaining to certain portfolios that are not available through the variable annuity contract or the variable life insurance policy that you have chosen. Please refer to your variable product prospectus to determine which portfolios are available to you.

To contact your client services representative, please call the phone number listed below. Thank you.

Owners of Individual Annuity contracts should call (888) 778-2888.

Owners of Individual Life Insurance contracts should call (800) 778-2255.

The Advanced Series Trust is distributed by Prudential Annuities Distributors, Inc., One Corporate Drive, Shelton, CT, 06484, member SIPC, a Prudential Financial company and solely responsible for its own financial condition and contractual obligations.

Annuity contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

The Prudential Insurance Company of America 751 Broad Street Newark, NJ 07102-3777

The Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and The Prudential Insurance Company of America are available upon request. You may call (888)778-2888 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

To reduce costs, we now generally send only a single copy of prospectuses and shareholder reports to each household (householding) in lieu of sending a copy to each Contract Owner who resides in the household. Householding is not yet available on all products. You should be aware that by calling (877)778-5008, you can revoke, or “opt out,” of householding at any time, which may increase the volume of mail you will receive.

©2015 Prudential Financial, Inc. and its related entities. Prudential Investments, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

0229491-00005-00    AST-SAR-B

ADVANCED SERIES TRUST

SEMIANNUAL REPORT •  JUNE 30, 2015

Based on the variable contract you own or the portfolios you invested in, you may receive additional reports that provide financial information on those investment choices. Please refer to your variable annuity or variable life insurance contract prospectus to determine which portfolios are available to you.

The views expressed in this report and information about the Trust’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2015, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Please note that this document may include prospectus supplements that are separate from and not a part of this report. Please refer to your variable annuity or variable life insurance contract prospectus to determine which supplements are applicable to you.

For information regarding enrollment in the e-Delivery program, please see the inside front cover of this report.

* Effective July 13, 2015, the AST PIMCO Limited Maturity Bond Portfolio has been renamed the AST BlackRock Low Duration Bond Portfolio.

AST Advanced Strategies Portfolio

AST Balanced Asset Allocation Portfolio

AST BlackRock Global Strategies Portfolio

AST BlackRock/Loomis Sayles Bond Portfolio

AST Defensive Asset Allocation Portfolio

AST FI Pyramis® Quantitative Portfolio

AST Franklin Templeton Founding Funds Plus Portfolio

AST Legg Mason Diversified Growth Portfolio

AST PIMCO Limited Maturity Bond Portfolio*

AST Preservation Asset Allocation Portfolio

AST Prudential Growth Allocation Portfolio

AST RCM World Trends Portfolio

AST Schroders Global Tactical Portfolio

AST Schroders Multi-Asset World Strategies Portfolio

AST T. Rowe Price Asset Allocation Portfolio

AST T. Rowe Price Growth Opportunities Portfolio

By enrolling in e-Delivery, you’ll gain secure, online access to important documents with the flexibility to choose which documents you receive in the mail… and which ones you don’t!

Individual Annuity Contract Owners - Get started by visiting www.prudentialannuities.com/investor/edelivery and follow the instructions on the screen, or scan the code below.

Individual Life Insurance Contract Owners - To receive your reports online, go to www.prudential.com/edelivery, or scan the code below.

Save paper and reduce clutter.

Receive Prospectuses and Reports electronically by enrolling today!

Advanced Series Trust Table of Contents	Semiannual Report	June 30, 2015

■	LETTER TO CONTRACT OWNERS

■	PRESENTATION OF PORTFOLIO HOLDINGS

■	FEES AND EXPENSES

■	FINANCIAL REPORTS

Section A	Schedule of Investments and Financial Statements

	AST Advanced Strategies Portfolio	A1
	AST Balanced Asset Allocation Portfolio	A60
	AST BlackRock Global Strategies Portfolio	A64
	AST BlackRock/Loomis Sayles Bond Portfolio	A110
	AST Defensive Asset Allocation Portfolio	A160
	AST FI Pyramis® Quantitative Portfolio	A163
	AST Franklin Templeton Founding Funds Plus Portfolio	A201
	AST Legg Mason Diversified Growth Portfolio	A203
	AST PIMCO Limited Maturity Bond Portfolio*	A214
	AST Preservation Asset Allocation Portfolio	A231
	AST Prudential Growth Allocation Portfolio	A235
	AST RCM World Trends Portfolio	A274
	AST Schroders Global Tactical Portfolio	A296
	AST Schroders Multi-Asset World Strategies Portfolio	A321
	AST T. Rowe Price Asset Allocation Portfolio	A353
	AST T. Rowe Price Growth Opportunities Portfolio	A399
	Glossary	A422

Section B	Notes to Financial Statements
Section C	Financial Highlights

■	APPROVAL OF ADVISORY AGREEMENTS

■	PROXY VOTING RESULTS

* Effective July 13, 2015, the AST PIMCO Limited Maturity Bond Portfolio has been renamed the AST BlackRock Low Duration Bond Portfolio.

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

Advanced Series Trust Letter to Contract Owners	Semiannual Report	June 30, 2015

■	DEAR CONTRACT OWNER

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. This Advanced Series Trust semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 135 years. The quality of our businesses and risk diversification has enabled us to manage effectively through volatile markets over time. We believe the array of our products provides a highly attractive value proposition to clients like you who are focused on financial security.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Timothy S. Cronin

President,

Advanced Series Trust	July 31, 2015

Advanced Series Trust Presentation of Portfolio Holdings — (unaudited)	June 30, 2015

AST Advanced Strategies
Five Largest Holdings	(% of Net Assets	)
SPDR S&P 500 ETF Trust	2.8%
iShares MSCI EAFE ETF	2.1%
iShares Core U.S. Aggregate Bond ETF	2.0%
Barclays Capital Group	1.5%
U.S. Treasury Inflation Indexed Bonds, TIPS 0.125%, 07/15/22	1.2%

AST Balanced Asset Allocation
Five Largest Holdings	(% of Net Assets	)
AST Prudential Core Bond Portfolio	11.2%
AST AQR Large-Cap Portfolio	9.5%
AST QMA Large-Cap Portfolio	9.5%
AST Western Asset Core Plus Bond Portfolio	8.0%
AST International Growth Portfolio	4.6%

AST BlackRock Global Strategies
Allocation	(% of Net Assets	)
Corporate Bonds	21.5%
Common Stocks	20.9%
U.S. Government Agency Obligations	9.6%
Exchange Traded Funds	7.6%
U.S. Treasury Obligations	4.5%

AST BlackRock / Loomis Sayles Bond
Allocation	(% of Net Assets	)
Corporate Bonds	40.8%
U.S. Government Agency Obligations	26.1%
U.S. Treasury Obligations	22.2%
Asset-Backed Securities	8.5%
Commercial Mortgage-Backed Securities	5.4%

AST Defensive Asset Allocation
Five Largest Holdings	(% of Net Assets	)
AST Prudential Core Bond Portfolio	29.7%
AST Western Asset Core Plus Bond Portfolio	21.5%
AST Lord Abbett Core Fixed Income Portfolio	11.1%
AST Neuberger Berman Core Bond Portfolio	5.9%
AST Goldman Sachs Strategic Income Portfolio	5.9%

AST FI Pyramis® Quantitative
Five Largest Holdings	(% of Net Assets	)
Apple, Inc.	1.0%
Federal National Mortgage Assoc. 3.500%, TBA	0.7%
Federal National Mortgage Assoc. 3.000%, TBA	0.7%
U.S. Treasury Notes 2.250%, 03/31/21	0.7%
U.S. Treasury Notes 1.125%, 06/15/18	0.5%

AST Franklin Templeton Founding Funds Plus
Five Largest Holdings	(% of Net Assets	)
AST Franklin Templeton Founding Funds Allocation Portfolio	74.7%
AST Templeton Global Bond Portfolio	25.3%

AST Legg Mason Diversified Growth
Five Largest Holdings	(% of Net Assets	)
AST Western Asset Core Plus Bond Portfolio	12.3%
AST Western Asset Emerging Markets Debt Portfolio	2.4%
UnitedHealth Group, Inc.	0.8%
Apple, Inc.	0.6%
Intel Corp.	0.5%

AST PIMCO Limited Maturity Bond
Allocation	(% of Net Assets	)
Corporate Obligations	43.9%
U.S. Treasury Obligations	25.6%
Residential Mortgage-Backed Securities	19.4%
U.S. Government Agency Obligations	11.6%
Commercial Mortgage-Backed Securities	3.1%

AST Preservation Asset Allocation
Five Largest Holdings	(% of Net Assets	)
AST Prudential Core Bond Portfolio	20.2%
AST Western Asset Core Plus Bond Portfolio	14.6%
AST Lord Abbett Core Fixed Income Portfolio	7.5%
AST AQR Large-Cap Portfolio	5.6%
AST QMA Large-Cap Portfolio	5.6%

AST Prudential Growth Allocation
Five Largest Holdings	(% of Net Assets	)
Apple, Inc.	1.4%
Federal National Mortgage Assoc. 4.000%, TBA	0.9%
Exxon Mobil Corp.	0.8%
Johnson & Johnson	0.7%
JPMorgan Chase & Co.	0.7%

AST RCM World Trends
Five Largest Holdings	(% of Net Assets	)
Apple, Inc.	1.5%
Comcast Corp. (Class A Stock)	0.7%
Wells Fargo & Co.	0.7%
Amgen, Inc.	0.6%
Johnson & Johnson	0.6%

For a complete listing of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Presentation of Portfolio Holdings — (unaudited) (continued)	June 30, 2015

AST Schroders Global Tactical
Five Largest Holdings	(% of Net Assets	)
iShares Core S&P 500 ETF	5.6%
T. Rowe Price Value Fund (Retail Shares)	4.9%
SPDR S&P 500 ETF Trust	3.0%
Aston Montag & Caldwell Growth Fund (Institutional Shares)	1.4%
Federal National Mortgage Assoc. 4.500%, 12/01/43	0.8%

AST Schroders Multi-Asset World Strategies
Five Largest Holdings	(% of Net Assets	)
T. Rowe Price Value Fund (Retail Shares)	4.5%
Goldman Sachs Small Cap Value Fund (Institutional Shares)	1.7%
iShares MSCI Emerging Markets ETF	0.9%
iShares MSCI South Korea Capped ETF	0.5%
OneMain Financial Issuance Trust, Series 2015-1A Class A, 144A 3.190%, 03/18/26	0.3%

AST T. Rowe Price Asset Allocation
Five Largest Holdings	(% of Net Assets	)
Apple, Inc.	1.2%
Microsoft Corp.	0.8%
U.S. Treasury Notes 0.625%, 11/30/17	0.8%
Federal National Mortgage Assoc. 3.500%, TBA	0.8%
Exxon Mobil Corp.	0.7%

AST T. Rowe Price Growth Opportunities
Five Largest Holdings	(% of Net Assets	)
General Electric Co.	1.1%
Pfizer, Inc.	1.0%
Danaher Corp.	0.8%
JPMorgan Chase & Co.	0.8%
Visa, Inc. (Class A Stock)	0.8%

For a complete listing of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Fees and Expenses — (Unaudited)	June 30, 2015

As a contract owner investing in Portfolios of the Trust through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2015 through June 30, 2015.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fees and charges were included, your costs would have been higher.

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*
AST Advanced Strategies Portfolio	Actual	$1,000.00	$1,019.40	0.94%	$4.71
	Hypothetical	$1,000.00	$1,020.13	0.94%	$4.71
AST Balanced Asset Allocation Portfolio	Actual	$1,000.00	$1,019.70	0.90%	$4.51
	Hypothetical	$1,000.00	$1,020.33	0.90%	$4.51
AST BlackRock Global Strategies Portfolio	Actual	$1,000.00	$1,006.70	1.13%	$5.62
	Hypothetical	$1,000.00	$1,019.19	1.13%	$5.66
AST BlackRock/Loomis Sayles Bond Portfolio	Actual	$1,000.00	$994.50	0.71%	$3.51
	Hypothetical	$1,000.00	$1,021.27	0.71%	$3.56
AST Defensive Asset Allocation Portfolio	Actual	$1,000.00	$1,005.80	0.91%	$4.53
	Hypothetical	$1,000.00	$1,020.28	0.91%	$4.56
AST FI Pyramis® Quantitative Portfolio	Actual	$1,000.00	$1,038.00	0.80%	$4.04
	Hypothetical	$1,000.00	$1,020.83	0.80%	$4.01
AST Franklin Templeton Founding Funds Plus Portfolio	Actual	$1,000.00	$1,003.60	1.05%	$5.22
	Hypothetical	$1,000.00	$1,019.59	1.05%	$5.26
AST Legg Mason Diversified Growth Portfolio	Actual	$1,000.00	$1,017.10	1.07%	$5.35
	Hypothetical	$1,000.00	$1,019.49	1.07%	$5.36
AST PIMCO Limited Maturity Bond Portfolio**	Actual	$1,000.00	$1,009.70	0.77%	$3.84
	Hypothetical	$1,000.00	$1,020.98	0.77%	$3.86
AST Preservation Asset Allocation Portfolio	Actual	$1,000.00	$1,011.50	0.86%	$4.29
	Hypothetical	$1,000.00	$1,020.53	0.86%	$4.31
AST Prudential Growth Allocation Portfolio	Actual	$1,000.00	$1,020.70	0.93%	$4.66
	Hypothetical	$1,000.00	$1,020.18	0.93%	$4.66

Advanced Series Trust Fees and Expenses — (Unaudited) (continued)	June 30, 2015

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*
AST RCM World Trends Portfolio	Actual	$1,000.00	$1,022.40	1.04%	$5.22
	Hypothetical	$1,000.00	$1,019.64	1.04%	$5.21
AST Schroders Global Tactical Portfolio	Actual	$1,000.00	$1,028.50	1.11%	$5.58
	Hypothetical	$1,000.00	$1,019.29	1.11%	$5.56
AST Schroders Multi-Asset World Strategies Portfolio	Actual	$1,000.00	$1,015.30	1.26%	$6.30
	Hypothetical	$1,000.00	$1,018.55	1.26%	$6.31
AST T. Rowe Price Asset Allocation Portfolio	Actual	$1,000.00	$1,019.50	0.88%	$4.41
	Hypothetical	$1,000.00	$1,020.43	0.88%	$4.41
AST T. Rowe Price Growth Opportunities Portfolio	Actual	$1,000.00	$1,033.70	1.19%	$6.00
	Hypothetical	$1,000.00	$1,018.89	1.19%	$5.96

*  Portfolio expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2015, and divided by the 365 days in the Portfolio’s fiscal year ended December 31, 2015 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

** Effective July 13, 2015, the AST PIMCO Limited Maturity Bond Portfolio has been renamed the AST BlackRock Low Duration Bond Portfolio.

AST ADVANCED STRATEGIES PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

LONG-TERM INVESTMENTS — 95.5%
AFFILIATED MUTUAL FUNDS — 2.8%	Shares	Value (Note 2)
AST Goldman Sachs Small-Cap Value Portfolio*	2,318,188	$42,793,744
AST Small-Cap Growth Opportunities Portfolio*	4,134,078	65,566,471
AST Small-Cap Growth Portfolio*	1,873,677	66,421,838
AST Small-Cap Value Portfolio*	3,514,028	77,097,769

TOTAL AFFILIATED MUTUAL FUNDS (cost $176,442,767)(w)		251,879,822

COMMON STOCKS — 49.8%
Aerospace & Defense — 1.1%
BAE Systems PLC (United Kingdom)	1,231,800	8,727,773
Boeing Co. (The)	129,000	17,894,880
Elbit Systems Ltd. (Israel)	47,100	3,696,716
Honeywell International, Inc.	153,100	15,611,607
Raytheon Co.	114,100	10,917,088
Thales SA (France)	120,700	7,292,831
United Technologies Corp.	295,000	32,724,350

		96,865,245

Air Freight & Logistics — 0.5%
Expeditors International of Washington, Inc.	525,863	24,244,914
United Parcel Service, Inc. (Class B Stock)	214,885	20,824,505

		45,069,419

Airlines — 0.5%
Air New Zealand Ltd. (New Zealand)	1,087,433	1,878,816
Deutsche Lufthansa AG (Germany)*	187,000	2,412,686
easyJet PLC (United Kingdom)	128,000	3,111,475
Japan Airlines Co. Ltd. (Japan)	88,900	3,098,114
Ryanair Holdings PLC (Ireland), ADR	191,696	13,677,510
Southwest Airlines Co.	622,500	20,598,525

		44,777,126

Auto Components — 0.7%
Calsonic Kansei Corp. (Japan)	465,000	3,306,551
Cie Generale des Etablissements Michelin (France)	40,200	4,230,008
Continental AG (Germany)	65,679	15,551,332
Johnson Controls, Inc.	254,300	12,595,479
Keihin Corp. (Japan)	201,400	2,885,748
Toyo Tire & Rubber Co. Ltd. (Japan)	153,400	3,241,654
Toyoda Gosei Co. Ltd. (Japan)	117,000	2,820,199
Valeo SA (France)	104,843	16,584,419
Yokohama Rubber Co. Ltd. (The) (Japan)	210,000	4,213,784

		65,429,174

Automobiles — 1.2%
Bayerische Motoren Werke AG (Germany)	167,409	18,333,748
Daihatsu Motor Co. Ltd. (Japan)	223,800	3,185,387
Daimler AG (Germany)	127,300	11,596,496
Fuji Heavy Industries Ltd. (Japan)	420,200	15,451,084
General Motors Co.	367,900	12,262,107
Hero MotoCorp Ltd. (India)	271,066	10,738,435
Isuzu Motors Ltd. (Japan)	323,200	4,240,243
Nissan Motor Co. Ltd. (Japan)	662,000	6,915,884
Renault SA (France)	47,600	4,990,747
Tata Motors Ltd. (India)	1,774,597	12,024,434
Volkswagen AG (Germany)	32,100	7,432,659

		107,171,224

COMMON STOCKS (continued)	Shares	Value (Note 2)
Banks — 3.3%
Aozora Bank Ltd. (Japan)	1,439,000	$5,429,368
Australia & New Zealand Banking Group Ltd. (Australia)	150,300	3,730,025
Banco Santander SA (Spain)	327,500	2,303,646
Bank Hapoalim BM (Israel)	625,200	3,364,799
Bank of America Corp.	2,113,200	35,966,664
Bank of Yokohama Ltd. (The) (Japan)	481,000	2,945,632
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	11,268,800	8,721,689
Barclays PLC (United Kingdom)	761,200	3,119,872
Bendigo & Adelaide Bank Ltd. (Australia)	413,300	3,908,036
BNP Paribas SA (France)	89,000	5,400,774
Credit Agricole SA (France)	371,700	5,549,476
DBS Group Holdings Ltd. (Singapore)	455,000	6,981,362
Deutsche Bank AG (Germany)	116,700	3,508,792
DnB ASA (Norway)	227,300	3,785,367
HSBC Holdings PLC (United Kingdom)	772,800	6,919,927
ING Groep NV (Netherlands), CVA.	325,100	5,398,419
Intesa Sanpaolo SpA (Italy)	5,428,667	19,714,163
JPMorgan Chase & Co.	784,000	53,123,840
Keiyo Bank Ltd. (The) (Japan)	327,000	1,718,039
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,049,200	7,548,434
Mizuho Financial Group, Inc. (Japan)	2,654,300	5,743,195
National Australia Bank Ltd. (Australia)	204,984	5,264,833
Nishi-Nippon City Bank Ltd. (The) (Japan)	644,000	1,855,492
Nordea Bank AB (Sweden)	525,100	6,548,919
Permanent TSB Group Holdings PLC (Ireland)*	485	2,537
PNC Financial Services Group, Inc. (The)	136,800	13,084,920
Resona Holdings, Inc. (Japan)	1,341,600	7,317,259
Societe Generale SA (France)	78,300	3,674,141
Sumitomo Mitsui Financial Group, Inc. (Japan)	377,300	16,797,096
Swedbank AB (Sweden) (Class A Stock)	214,700	5,005,605
U.S. Bancorp	499,200	21,665,280
Wells Fargo & Co.	402,700	22,647,848

		298,745,449

Beverages — 1.1%
Coca-Cola Co. (The)	570,347	22,374,713
Monster Beverage Corp.*	249,611	33,452,866
PepsiCo, Inc.	201,300	18,789,342
SABMiller PLC (United Kingdom), ADR	409,542	21,390,379

		96,007,300

Biotechnology — 0.9%
Actelion Ltd. (Switzerland)*	121,060	17,729,415
Alexion Pharmaceuticals, Inc.*	63,800	11,533,126
Amgen, Inc.	226,193	34,725,149
Baxalta, Inc.*	88,000	2,810,720
Gilead Sciences, Inc.	158,255	18,528,495

		85,326,905

Building Products — 0.3%
Daikin Industries Ltd. (Japan)	234,700	16,872,202
Geberit AG (Switzerland)	35,566	11,857,515

		28,729,717

Capital Markets — 2.3%
3i Group PLC (United Kingdom)	335,500	2,722,293

SEE NOTES TO FINANCIAL STATEMENTS.

A1

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Capital Markets (continued)
Ameriprise Financial, Inc.	102,100	$12,755,353
Bank of New York Mellon Corp. (The)	378,000	15,864,660
Charles Schwab Corp. (The)	1,435,546	46,870,577
Credit Suisse Group AG (Switzerland)*	452,400	12,480,582
GAM Holding AG (Switzerland)*	87,000	1,827,734
Greenhill & Co., Inc.	102,067	4,218,429
Intermediate Capital Group PLC (United Kingdom)*	534,200	4,614,785
Invesco Ltd.	224,300	8,409,007
Macquarie Group Ltd. (Australia)	251,149	15,735,869
Man Strategic Holdings PLC (United Kingdom)	1,118,400	2,756,467
Morgan Stanley	878,700	34,084,773
Partners Group Holding AG (Switzerland)	45,843	13,701,907
SEI Investments Co.	533,537	26,159,319
Tullett Prebon PLC (United Kingdom)	161,500	930,968
UBS AG (Switzerland)*	4,900	104,074

		203,236,797

Chemicals — 0.9%
Alent PLC (United Kingdom)	142,000	821,216
Arkema SA (France)	26,800	1,937,311
Asahi Kasei Corp. (Japan)	416,000	3,412,274
BASF SE (Germany)	85,500	7,523,412
Celanese Corp. (Class A Stock)	461,000	33,136,680
E.I. du Pont de Nemours & Co.	30,600	1,956,870
Ecolab, Inc.	206,021	23,294,794
Huabao International Holdings Ltd. (Hong Kong)	5,026,000	3,021,579
Toagosei Co. Ltd. (Japan)	137,500	1,145,799
Yara International ASA (Norway)	121,000	6,305,084

		82,555,019

Commercial Services & Supplies — 0.5%
Downer EDI Ltd. (Australia)	1,016,200	3,740,375
Mineral Resources Ltd. (Australia)	235,600	1,197,745
Santa Fe Group A/S (Denmark)*	10,000	83,683
Securitas AB (Sweden) (Class B Stock)	219,700	2,901,561
Stericycle, Inc.*	199,989	26,780,527
Toppan Forms Co. Ltd. (Japan)	77,600	1,068,348
Tyco International PLC	263,000	10,120,240

		45,892,479

Communications Equipment — 1.1%
Cisco Systems, Inc.	2,018,203	55,419,854
Pace PLC (United Kingdom)	511,400	2,989,713
QUALCOMM, Inc.	640,220	40,096,979
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	376,100	3,917,133

		102,423,679

Construction & Engineering — 0.1%
Acs Actividades de Construccion y Servicios SA (Spain)	54,500	1,757,953
Ausdrill Ltd. (Australia)(a)	991,000	297,925
Boart Longyear Ltd.*	642,500	54,529
Carillion PLC (United Kingdom)	476,600	2,558,555
CIMIC Group Ltd. (Australia)	1	17
Kyowa Exeo Corp. (Japan)	309,700	3,603,863

		8,272,842

COMMON STOCKS (continued)	Shares	Value (Note 2)
Construction Materials — 0.2%
China Resources Cement Holdings Ltd. (Hong Kong)	6,980,000	$3,890,448
Vulcan Materials Co.	145,300	12,195,029

		16,085,477

Consumer Finance — 0.2%
American Express Co.	286,985	22,304,474

Containers & Packaging — 0.1%
DS Smith PLC (United Kingdom)	312,700	1,896,259
Rexam PLC (United Kingdom)	709,300	6,151,753
Smurfit Kappa Group PLC (Ireland)	128,000	3,527,932

		11,575,944

Distributors
Pacific Brands Ltd. (Australia)*	2,607,900	642,499

Diversified Financial Services — 0.4%
Challenger Ltd. (Australia)	706,100	3,660,142
First Pacific Co. Ltd. (Hong Kong)	392,000	330,731
Fuyo General Lease Co. Ltd. (Japan)	63,300	2,702,751
IG Group Holdings PLC (United Kingdom)	812,917	9,528,472
ORIX Corp. (Japan)	991,500	14,723,261
Pargesa Holding SA (Switzerland)	28,900	1,945,962

		32,891,319

Diversified Telecommunication Services — 0.5%
AT&T, Inc.	371,300	13,188,576
BT Group PLC (United Kingdom)	576,400	4,081,661
Nippon Telegraph & Telephone Corp. (Japan)	352,800	12,776,919
TDC A/S (Denmark)	679,200	4,978,773
TeliaSonera AB (Sweden)	1,092,900	6,441,265

		41,467,194

Electric Utilities — 0.7%
EDP – Energias de Portugal SA (Portugal)	516,500	1,967,867
Electricite de France SA (France)	318,200	7,117,713
Enel SpA (Italy)	1,307,800	5,927,349
Entergy Corp.	130,700	9,214,350
Exelon Corp.	476,700	14,977,914
FirstEnergy Corp.	483,400	15,734,670
Iberdrola SA (Spain)	705,300	4,761,877

		59,701,740

Electrical Equipment — 0.1%
Alstom SA (France)*	85,100	2,417,208
Emerson Electric Co.	53,400	2,959,962
Fujikura Ltd. (Japan)	554,000	3,097,328

		8,474,498

Electronic Equipment, Instruments & Components — 1.3%
Amphenol Corp. (Class A Stock)	424,645	24,616,671
Anritsu Corp. (Japan)	357,900	2,412,680
Enplas Corp. (Japan)	62,000	2,520,870
Hexagon AB (Sweden) (Class B Stock)	384,265	13,918,283
Hoya Corp. (Japan)	313,500	12,555,592
Keyence Corp. (Japan)	21,600	11,641,901
Kingboard Chemical Holdings Ltd. (Hong Kong)	966,600	1,669,566
Murata Manufacturing Co. Ltd. (Japan)	105,300	18,376,477
National Instruments Corp	366,556	10,798,740
TE Connectivity Ltd. (Switzerland)	187,300	12,043,390

SEE NOTES TO FINANCIAL STATEMENTS.

A2

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Electronic Equipment, Instruments & Components (continued)
Tongda Group Holdings Ltd. (Hong Kong)	12,390,000	$2,393,041

		112,947,211

Energy Equipment & Services — 0.8%
AMEC Foster Wheeler PLC (United Kingdom)	130,100	1,670,888
Baker Hughes, Inc.	165,400	10,205,180
FMC Technologies, Inc.*	375,751	15,589,909
Fred Olsen Energy ASA (Norway)*(a)	54,244	377,725
Petrofac Ltd. (United Kingdom)	155,500	2,262,621
ProSafe SE (Norway)	380,000	1,316,560
Schlumberger Ltd.	460,808	39,717,041

		71,139,924

Food & Staples Retailing — 1.0%
Ain Pharmaciez, Inc. (Japan)	61,600	2,856,777
Alimentation Couche-Tard, Inc. (Canada) (Class B Stock)	423,392	18,111,957
Costco Wholesale Corp.	167,281	22,592,972
Delhaize Group (Belgium)	85,600	6,962,485
J Sainsbury PLC (United Kingdom)	1,385,400	5,767,007
Koninklijke Ahold NV (Netherlands)	438,700	8,235,581
Matsumotokiyoshi Holdings Co. Ltd. (Japan)	61,500	2,837,233
Metcash Ltd. (Australia)(a)	1,085,700	923,786
Wal-Mart Stores, Inc.	66,200	4,695,566
Whole Foods Market, Inc.	387,984	15,302,089
WM Morrison Supermarkets PLC (United Kingdom)	1,674,100	4,752,364

		93,037,817

Food Products — 0.8%
Dairy Crest Group PLC (United Kingdom)	112,800	944,854
Danone SA (France), ADR	2,186,808	28,319,164
Ebro Foods SA (Spain)	82,000	1,588,697
Marine Harvest ASA (Norway)	277,500	3,178,091
Mead Johnson Nutrition Co.	260,286	23,483,003
Megmilk Snow Brand Co. Ltd. (Japan)	146,700	1,880,240
Morinaga Milk Industry Co. Ltd. (Japan)	661,000	2,423,735
Nichirei Corp. (Japan)	436,000	3,008,944
Premier Foods PLC (United Kingdom)*	672,846	398,650
Tate & Lyle PLC (United Kingdom)	368,700	3,009,548
Wilmar International Ltd. (Singapore)	1,060,900	2,582,109

		70,817,035

Gas Utilities
Gas Natural SDG SA (Spain)	82,600	1,875,623

Health Care Equipment & Supplies — 0.9%
Intuitive Surgical, Inc.*	52,253	25,316,579
Medtronic PLC	274,368	20,330,669
Varian Medical Systems, Inc.*(a)	238,408	20,104,947
Zimmer Biomet Holdings, Inc.	107,838	11,779,145

		77,531,340

Health Care Providers & Services — 0.7%
Alfresa Holdings Corp. (Japan)	115,100	1,791,088
DaVita HealthCare Partners, Inc.*	242,458	19,268,137
Express Scripts Holding Co.*(a)	362,044	32,200,193
Medipal Holdings Corp. (Japan)	192,100	3,128,849
Primary Health Care Ltd. (Australia)	673,400	2,613,703

COMMON STOCKS (continued)	Shares	Value (Note 2)
Health Care Providers & Services (continued)
Toho Holdings Co. Ltd. (Japan)	156,200	$3,595,636

		62,597,606

Hotels, Restaurants & Leisure — 1.3%
Carnival Corp.	520,400	25,702,556
Compass Group PLC (United Kingdom)	1,237,490	20,466,905
InterContinental Hotels Group PLC (United Kingdom)	280,855	11,323,090
Las Vegas Sands Corp.	168,200	8,842,274
Plenus Co. Ltd. (Japan)	29,700	534,611
Starbucks Corp.	607,518	32,572,078
Yum! Brands, Inc.	205,715	18,530,807

		117,972,321

Household Durables — 0.2%
Barratt Developments PLC (United Kingdom)	462,422	4,460,184
Berkeley Group Holdings PLC (United Kingdom)	70,400	3,699,420
Bovis Homes Group PLC (United Kingdom)	140,500	2,457,354
Skyworth Digital Holdings Ltd. (Hong Kong)	4,468,000	3,977,643

		14,594,601

Household Products — 0.6%
Procter & Gamble Co. (The)	522,754	40,900,273
Reckitt Benckiser Group PLC (United Kingdom)	178,112	15,359,272

		56,259,545

Independent Power & Renewable Electricity Producers — 0.4%
AES Corp.	1,769,400	23,462,244
NRG Energy, Inc.	419,500	9,598,160

		33,060,404

Industrial Conglomerates — 1.0%
3M Co.	80,800	12,467,440
Bidvest Group Ltd. (South Africa)	369,705	9,354,732
Danaher Corp.	308,908	26,439,436
General Electric Co.	1,397,600	37,134,232
Koninklijke Philips NV (Netherlands)	129,400	3,302,615
Rheinmetall AG (Germany)	69,200	3,510,032

		92,208,487

Insurance — 2.7%
Aegon NV (Netherlands)	398,200	2,938,003
AIA Group Ltd. (Hong Kong)	2,535,600	16,579,422
Allianz SE (Germany)	54,000	8,421,376
Allstate Corp. (The)	242,300	15,718,001
Aviva PLC (United Kingdom)	469,700	3,637,984
AXA SA (France)	228,600	5,795,444
Baloise Holding AG (Switzerland)	59,200	7,218,308
Beazley PLC (United Kingdom)	610,400	2,836,929
CNP Assurances (France)	167,700	2,806,759
Discovery Ltd. (South Africa)	1,393,214	14,469,304
Hannover Rueck SE (Germany)	49,800	4,819,986
Helvetia Holding AG (Switzerland)	5,900	3,372,410
Loews Corp.	136,800	5,268,168
Marsh & McLennan Cos., Inc.	475,600	26,966,520
MetLife, Inc.	484,800	27,143,952
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Germany)	25,200	4,467,828

SEE NOTES TO FINANCIAL STATEMENTS.

A3

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Insurance (continued)
Old Mutual PLC (United Kingdom)	1,549,800	$4,905,634
Prudential PLC (United Kingdom)	607,015	14,628,700
Sampo OYJ (Finland) (Class A Stock)	289,991	13,666,430
SCOR SE (France)	91,700	3,242,652
St James’s Place PLC (United Kingdom)	709,410	10,087,439
Swiss Life Holding AG (Switzerland)*	34,800	7,968,532
Swiss Re AG (Switzerland)	110,800	9,808,321
XL Group PLC (Ireland)	390,770	14,536,644
Zurich Insurance Group AG (Switzerland)*	32,100	9,772,193

		241,076,939

Internet & Catalog Retail — 1.2%
Amazon.com, Inc.*	182,095	79,045,618
Home Retail Group PLC (United Kingdom)	784,800	2,083,954
TripAdvisor, Inc.*	273,557	23,837,757

		104,967,329

Internet Software & Services — 2.1%
Alibaba Group Holding Ltd. (China), ADR*(a)	290,046	23,862,084
Baidu, Inc. (China), ADR*	48,356	9,626,712
Facebook, Inc. (Class A Stock)*	806,498	69,169,301
Google, Inc. (Class A Stock)*	53,226	28,744,169
Google, Inc. (Class C Stock)*	53,628	27,913,911
NetEase, Inc. (China), ADR	77,612	11,243,262
Tencent Holdings Ltd. (China)	729,400	14,585,471

		185,144,910

IT Services — 1.8%
Alten SA (France)(g)	63,800	2,969,724
Amadeus IT Holding SA (Spain) (Class A Stock)	266,242	10,628,459
Automatic Data Processing, Inc.	83,653	6,711,480
Cap Gemini SA (France)	216,137	19,174,966
Cognizant Technology Solutions Corp. (Class A Stock)*	351,010	21,443,201
Genpact Ltd.*	756,602	16,138,321
Tieto OYJ (Finland)	95,600	2,232,070
Visa, Inc. (Class A Stock)	991,424	66,574,122
Western Union Co. (The)(a)	701,400	14,259,462

		160,131,805

Leisure Products — 0.1%
Heiwa Corp. (Japan)	143,400	2,854,540
Mattel, Inc.(a)	304,300	7,817,467

		10,672,007

Life Sciences Tools & Services — 0.3%
Thermo Fisher Scientific, Inc.	180,600	23,434,656

Machinery — 0.9%
Atlas Copco AB (Sweden) (Class A Stock)	380,958	10,658,563
Bradken Ltd. (Australia)	529,200	585,266
Bucher Industries AG (Switzerland)	13,500	3,358,514
Colfax Corp.*(a)	300,522	13,869,090
Danieli & C Officine Meccaniche SpA (Italy)	67,900	1,380,111
FANUC Corp. (Japan)	64,700	13,238,630
Georg Fischer AG (Switzerland)	6,900	4,743,476
Hong Leong Asia Ltd. (Singapore)(g)	377,000	345,692
Illinois Tool Works, Inc.	130,600	11,987,774
Rational AG (Germany)	13,227	4,858,119

COMMON STOCKS (continued)	Shares	Value (Note 2)
Machinery (continued)
Singamas Container Holdings Ltd. (Hong Kong)(g)	6,354,000	$1,152,005
SMC Corp. (Japan)	32,800	9,870,147
Vesuvius PLC (United Kingdom)	152,000	1,013,071

		77,060,458

Marine
AP Moeller-Maersk A/S (Denmark) (Class B Stock)	2,000	3,616,084

Media — 1.2%
Comcast Corp. (Class A Stock)	211,000	12,689,540
JCDecaux SA (France)	210,302	8,794,494
News Corp. (Class A Stock)*	326,200	4,759,258
RELX PLC (United Kingdom)	926,722	15,059,771
SKY Perfect JSAT Holdings, Inc. (Japan)	467,400	2,508,327
Time Warner Cable, Inc.	89,600	15,964,032
Time Warner, Inc.	275,900	24,116,419
Trinity Mirror PLC (United Kingdom)	126,600	298,378
Viacom, Inc. (Class B Stock)	112,200	7,252,608
WPP PLC (United Kingdom)	574,256	12,889,775

		104,332,602

Metals & Mining — 0.3%
Anglo American PLC (United Kingdom)	243,600	3,519,130
Arrium Ltd. (Australia)	4,552,400	475,071
Aurubis AG (Germany)	24,400	1,433,445
Boliden AB (Sweden)	239,000	4,357,137
Fortescue Metals Group Ltd. (Australia)(a)	894,400	1,317,233
Mount Gibson Iron Ltd. (Australia)	1,000,000	154,786
Rio Tinto Ltd. (United Kingdom)	79,900	3,305,209
Shougang Fushan Resources Group Ltd. (China)	6,284,000	1,465,578
Sumitomo Metal Mining Co. Ltd. (Japan)	238,000	3,619,735
Voestalpine AG (Austria)	90,700	3,780,147

		23,427,471

Multiline Retail — 0.2%
Debenhams PLC (United Kingdom)	1,464,900	2,053,479
Kohl’s Corp.	260,200	16,291,122
Myer Holdings Ltd. (Australia)(a)	1,428,500	1,345,136

		19,689,737

Multi-Utilities — 0.5%
AGL Energy Ltd. (Australia)	326,800	3,914,712
Centrica PLC (United Kingdom)	1,406,600	5,836,625
E.ON SE (Germany)	196,300	2,617,561
PG&E Corp.	596,100	29,268,510

		41,637,408

Oil, Gas & Consumable Fuels — 2.2%
Apache Corp.	390,300	22,492,989
BP PLC (United Kingdom)	1,661,200	11,024,783
Canadian Natural Resources Ltd. (Canada)	555,200	15,079,232
CONSOL Energy, Inc.	154,000	3,347,960
Eni SpA (Italy)	230,000	4,085,181
EQT Corp.	114,400	9,305,296
Exxon Mobil Corp.	215,900	17,962,880
Hess Corp.	230,500	15,415,840
JX Holdings, Inc. (Japan)	601,000	2,591,122
Occidental Petroleum Corp.	241,200	18,758,124
OMV AG (Austria)	117,100	3,223,738

SEE NOTES TO FINANCIAL STATEMENTS.

A4

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Oil, Gas & Consumable Fuels (continued)
Repsol SA (Spain)	266,500	$4,697,242
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	327,061	9,301,594
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR(a)	244,500	13,938,945
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	495,400	14,104,208
Statoil ASA (Norway)	192,100	3,435,326
Suncor Energy, Inc. (Canada)	351,200	9,672,762
Total SA (France)	411,110	20,165,382

		198,602,604

Paper & Forest Products — 0.2%
International Paper Co.	229,900	10,940,941
Mondi PLC (South Africa)	193,700	4,170,194
UPM-Kymmene OYJ (Finland)	226,000	3,999,284

		19,110,419

Personal Products — 0.5%
Avon Products, Inc.(a)	463,100	2,899,006
Estee Lauder Cos., Inc. (The) (Class A Stock)	303,072	26,264,219
Kao Corp. (Japan)	282,200	13,124,272
Oriflame Cosmetics SA (Sweden), SDR*(g)	55,500	847,948

		43,135,445

Pharmaceuticals — 3.4%
AbbVie, Inc.	195,100	13,108,769
Aspen Pharmacare Holdings Ltd. (South Africa)	203,796	6,026,748
Astellas Pharma, Inc. (Japan)	888,200	12,653,159
AstraZeneca PLC (United Kingdom)	279,790	17,707,868
Bristol-Myers Squibb Co.	326,745	21,741,612
GlaxoSmithKline PLC (United Kingdom)	263,300	5,474,485
Johnson & Johnson	262,500	25,583,250
KYORIN Holdings, Inc. (Japan)	95,200	1,940,965
Merck & Co., Inc.	689,247	39,238,832
Merck KGaA (Germany)	24,500	2,442,416
Nichi-iko Pharmaceutical Co. Ltd. (Japan)	117,400	3,184,932
Novartis AG (Switzerland), ADR	245,517	24,144,142
Novo Nordisk A/S (Denmark), ADR	533,407	29,209,367
Novo Nordisk A/S (Denmark) (Class B Stock)	292,162	16,032,355
Pfizer, Inc.	1,174,700	39,387,691
Sanofi (France)	126,000	12,465,198
Stada Arzneimittel AG (Germany)	64,700	2,182,470
Teva Pharmaceutical Industries Ltd. (Israel)	151,100	8,941,792
Teva Pharmaceutical Industries Ltd. (Israel), ADR	323,558	19,122,278
Tsumura & Co. (Japan)	106,800	2,297,555

		302,885,884

Professional Services
Skilled Group Ltd. (Australia)	1,278,700	1,669,725

Real Estate Investment Trusts (REITs) — 0.1%
Weyerhaeuser Co.	352,200	11,094,300

Real Estate Management & Development — 0.5%
Brookfield Asset Management, Inc. (Canada) (Class A Stock)	552,045	19,282,932

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Management & Development (continued)
Cheung Kong Property Holdings Ltd. (Hong Kong)*	194,000	$1,609,252
China Overseas Land & Investment Ltd. (China)	2,674,000	9,412,796
CK Hutchison Holdings Ltd. (Hong Kong)	194,000	2,852,184
Lend Lease Group (Australia)	454,800	5,258,522
Wheelock & Co. Ltd. (Hong Kong)	495,000	2,525,820

		40,941,506

Road & Rail — 0.5%
Canadian Pacific Railway Ltd. (Canada)	106,600	17,080,518
FirstGroup PLC (United Kingdom)*	308,200	578,150
Go-Ahead Group PLC (United Kingdom)	96,600	3,998,197
National Express Group PLC (United Kingdom)	791,500	3,824,550
Sankyu, Inc. (Japan)	618,000	3,374,834
Seino Holdings Co. Ltd. (Japan)	150,000	1,679,269
Union Pacific Corp.	122,300	11,663,751

		42,199,269

Semiconductors & Semiconductor Equipment — 0.9%
Altera Corp.	47,302	2,421,862
Analog Devices, Inc.	56,564	3,630,560
ARM Holdings PLC (United Kingdom)	350,565	5,736,570
ARM Holdings PLC (United Kingdom), ADR	368,703	18,165,997
NXP Semiconductors NV (Netherlands)*	331,606	32,563,709
Texas Instruments, Inc.	290,500	14,963,655

		77,482,353

Software — 2.0%
ANSYS, Inc.*	157,715	14,389,917
Autodesk, Inc.*	347,618	17,406,971
Check Point Software Technologies Ltd. (Israel)*(a)	159,276	12,670,406
FactSet Research Systems, Inc.	104,602	16,998,871
Microsoft Corp.	1,098,438	48,496,038
NetSuite, Inc.*(a)	108,675	9,970,931
Oracle Corp.	873,096	35,185,769
salesforce.com, Inc.*	348,999	24,300,800

		179,419,703

Specialty Retail — 0.6%
Aoyama Trading Co. Ltd. (Japan)	103,300	4,173,249
Darty PLC (United Kingdom)(g)	587,300	655,053
Lowe’s Cos., Inc.	564,119	37,779,050
Nitori Holdings Co. Ltd. (Japan)	115,600	9,424,699
Shimachu Co. Ltd. (Japan)	92,800	2,675,484
WH Smith PLC (United Kingdom)	83,700	2,007,264

		56,714,799

Technology Hardware, Storage & Peripherals — 0.7%
Apple, Inc.	211,955	26,584,456
Eizo Corp. (Japan)	62,400	1,434,565
Lenovo Group Ltd. (China)	8,544,000	11,812,632
Ricoh Co. Ltd. (Japan)	368,800	3,820,386
Samsung Electronics Co. Ltd. (South Korea)	12,806	14,529,511
Wincor Nixdorf AG (Germany)	50,700	1,992,751

		60,174,301

SEE NOTES TO FINANCIAL STATEMENTS.

A5

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Textiles, Apparel & Luxury Goods — 0.1%
Hermes International (France)	17,259	$6,444,172
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	758,000	2,535,440

		8,979,612

Thrifts & Mortgage Finance — 0.1%
Housing Development Finance Corp. Ltd. (India)	493,327	10,034,745
Paragon Group of Cos. PLC (United Kingdom)	428,500	2,786,320

		12,821,065

Tobacco — 0.2%
Philip Morris International, Inc.	222,300	17,821,791

Trading Companies & Distributors — 0.6%
Fastenal Co.(a)	452,745	19,096,784
Marubeni Corp. (Japan)	744,000	4,269,558
Mitsubishi Corp. (Japan)	169,900	3,735,083
Mitsui & Co. Ltd. (Japan)	435,900	5,922,193
Seven Group Holdings Ltd. (Australia)	380,000	1,914,871
Sumitomo Corp. (Japan)	338,100	3,935,288
Wolseley PLC (United Kingdom)	178,523	11,385,119

		50,258,896

Wireless Telecommunication Services — 0.2%
Freenet AG (Germany)	135,600	4,567,524
KDDI Corp. (Japan)	163,800	3,952,814
NTT DoCoMo, Inc. (Japan)	326,300	6,264,491
T-Mobile US, Inc.*	178,900	6,935,953

		21,720,782

TOTAL COMMON STOCKS (cost $3,750,195,805)		4,447,911,294

EXCHANGE TRADED FUNDS — 9.7%
iShares Core U.S. Aggregate Bond ETF	1,628,874	177,188,914
iShares iBoxx Investment Grade Corporate Bond Fund(a)	151,700	17,554,724
iShares Intermediate Credit Bond ETF	180,174	19,613,742
iShares JPMorgan USD Emerging Markets Bond Fund(a)	367,450	40,390,104
iShares MSCI EAFE ETF	2,917,141	185,209,282
iShares Russell 1000 Growth Index Fund	442,947	43,856,182
iShares Russell 1000 Value Index Fund	397,400	40,991,810
iShares Russell 2000 Index Fund	241,093	30,102,872
iShares TIPS Bond ETF(a)	284,623	31,892,007
SPDR S&P 500 ETF Trust(a)	1,228,396	252,865,317
Vanguard REIT ETF	370,968	27,707,600

TOTAL EXCHANGE TRADED FUNDS (cost $747,158,301)		867,372,554

PREFERRED STOCK
Consumer Finance
Navient Corp., 1.800%(c) (cost $20,250)	1,800	43,830

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
ASSET-BACKED SECURITIES — 3.0%
Collateralized Loan Obligations — 1.9%
Aquilae CLO II PLC (Ireland),
Series 2006-1X, Class A
0.401%(c)	01/17/23	EUR	94	$104,753
ARES XXVI CLO Ltd. (Cayman Islands),
Series 2013-1A, Class A, 144A
1.375%(c)	04/15/25		1,500	1,482,554
Arrowpoint CLO Ltd. (Cayman Islands),
Series 2015-4A, Class A, 144A
1.822%(c)	04/18/27		6,500	6,465,191
Series 2015-4A, Class B, 144A
2.697%(c)	04/18/27		2,500	2,498,438
Atlas Sr. Loan Fund IV Ltd. (Cayman Islands),
Series 2013-2A, Class A1L, 144A
1.774%(c)	02/17/26		500	499,037
Atrium VII (Cayman Islands),
Series 7AR, Class AR, 144A
1.376%(c)	11/16/22		2,328	2,330,637
Atrium X (Cayman Islands),
Series 2013-10A, Class A, 144A
1.396%(c)	07/16/25		4,000	3,955,253
Avery Point VI CLO Ltd. (Cayman Islands),
Series 2015-6A, Class A, 144A
1.726%(c)	08/05/27		5,000	4,997,500
Avoca CLO III PLC (Ireland),
Series III-X, Class A
0.348%(c)	09/15/21	EUR	193	214,406
Babson CLO Ltd. (Cayman Islands),
Series 2013-IA, Class A, 144A
1.375%(c)	04/20/25		5,500	5,455,835
Battalion CLO V Ltd. (Cayman Islands),
Series 2014-5A, Class A1, 144A
1.774%(c)	04/17/26		500	499,016
Battalion CLO VIII Ltd. (Cayman Islands),
Series 2015-8A, Class A1, 144A
1.791%(c)	04/18/27		4,000	4,000,591
Benefit Street Partners CLO VII Ltd. (Cayman Islands),
Series 2015-VIIA, Class A1A, 144A
1.811%(c)	07/18/27		4,500	4,488,750
Brookside Mill CLO Ltd. (Cayman Islands),
Series 2013-1A, Class B1, 144A
2.024%(c)	04/17/25		1,750	1,718,574
Catamaran CLO Ltd. (Cayman Islands),
Series 2015-1A, Class A, 144A
1.550%(c)	04/22/27		8,250	8,203,589
CIFC Funding Ltd. (Cayman Islands),
Series 2012-1AR, Class A1R, 144A
1.425%(c)	08/14/24		6,400	6,415,002
Dryden XVI-Leveraged Loan CDO,
Series 2006-16A, Class A1, 144A
0.515%(c)	10/20/20		561	558,612
Dryden XXII Sr. Loan Fund (Cayman Islands),
Series 2011-22A, Class A1R, 144A
1.445%(c)	01/15/22		4,357	4,342,242
Duane Street CLO III Ltd.,
Series 2006-3A, Class A1, 144A
0.526%(c)	01/11/21		209	208,310
Flatiron CLO Ltd. (Cayman Islands),
Series 2013-1A, Class A1, 144A
1.674%(c)	01/17/26		2,500	2,492,683

SEE NOTES TO FINANCIAL STATEMENTS.

A6

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (continued)
Franklin CLO Ltd.,
Series 5A, Class A2, 144A
0.546%(c)	06/15/18		452	$450,145
Fraser Sullivan Clo Vii Ltd. (Cayman Islands),
Series 2012-7A, Class A2R, 144A
2.775%(c)	04/20/23		4,000	4,000,000
Highbridge Loan Management Ltd. (Cayman Islands),
Series 2015-6A, Class A, 144A
1.271%(c)	05/05/27		8,250	8,224,214
Hillmark Funding Ltd. (Cayman Islands),
Series 2006-1A, Class A1, 144A
0.531%(c)	05/21/21		1,053	1,041,736
Jackson Mill CLO Ltd. (Cayman Islands),
Series 2015-1A, Class A, 144A
1.814%(c)	04/15/27		800	800,302
Jefferson Mill CLO Ltd. (Cayman Islands),
Series 2015-1A, Class A1, 144A
1.782%(c)	07/20/27		4,750	4,722,925
Jubilee CDO VI BV (Netherlands),
Series VI-X, Class A1B
0.396%(c)	09/20/22	EUR	800	881,804
Limerock CLO II Ltd. (Cayman Islands),
Series 2014-2A, Class A, 144A
1.775%(c)	04/18/26		1,350	1,347,304
Madison Park Funding IX Ltd. (Cayman Islands),
Series 2012-9AR, Class B1R, 144A
2.150%(c)	08/15/22		1,750	1,736,682
Magi Funding PLC (Ireland),
Series l-A, Class A, 144A
0.331%(c)	04/11/21	EUR	41	45,264
Magnetite VI Ltd. (Cayman Islands),
Series 2012-6A, Class BR, 144A
2.136%(c)	09/15/23		5,000	5,008,850
Magnetite VIII Ltd. (Cayman Islands),
Series 2014-8A, Class A, 144A
1.755%(c)	04/15/26		6,250	6,232,639
Mercator CLO II PLC (Ireland),
Series II-X, Class A1
0.226%(c)	02/18/24	EUR	358	395,853
Neuberger Berman CLO XII Ltd. (Cayman Islands),
Series 2012-12AR, Class A2R, 144A
1.427%(c)	07/25/23		2,700	2,706,369
Series 2012-12AR, Class BR, 144A
2.377%(c)	07/25/23		750	751,400
Neuberger Berman CLO XVI Ltd. (Cayman Islands),
Series 2014-16A, Class A1, 144A
1.745%(c)	04/15/26		3,200	3,189,946
NZCG Funding Ltd. (Cayman Islands),
Series 2015-2A, Class A2, 144A
2.621%(c)	04/27/27		2,250	2,239,951
Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-2A, Class A1A, 144A
1.786%(c)	07/20/27		4,750	4,740,975
Penta CLO 1 SA (Luxembourg),
Series 2007-1X, Class A1
0.268%(c)	06/04/24	EUR	542	597,640
Race Point VIII CLO Ltd. (Cayman Islands),
Series 2013-8A, Class A, 144A
1.526%(c)	02/20/25		500	496,706

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (continued)
Regatta III Funding Ltd. (Cayman Islands),
Series 2014-1A, Class A1A, 144A
1.795%(c)	04/15/26			7,750	$7,753,081
Regatta V Funding Ltd. (Cayman Islands),
Series 2014-1A, Class A1A, 144A
1.837%(c)	10/25/26			500	499,896
Shackleton 2014-VI CLO (Cayman Islands),
Series 2014-6A, Class A1, 144A
1.754%(c)	07/17/26			7,250	7,249,699
Shackleton I CLO Ltd. (Cayman Islands),
Series 2012-1A, Class A1, 144A
1.810%(c)	08/14/23			3,750	3,756,060
Shackleton II CLO Ltd. (Cayman Islands),
Series 2012-2A, Class A1, 144A
1.685%(c)	10/20/23			2,000	1,996,102
Symphony CLO III Ltd. (Cayman Islands),
Series 2007-3A, Class A1A, 144A
0.514%(c)	05/15/19			359	357,115
THL Credit Wind River CLO Ltd. (Cayman Islands),
Series 2015-1A, Class A, 144A
1.781%(c)	07/20/27			4,500	4,490,550
Treman Park CLO LLC (Cayman Islands),
Series 2015-1A, Class A, 144A
1.761%(c)	04/20/27			5,500	5,490,722
Tryon Park CLO Ltd. (Cayman Islands),
Series 2013-1A, Class A1, 144A
1.395%(c)	07/15/25			2,750	2,717,479
Vibrant CLO Ltd. (Cayman Islands),
Series 2015-3A, Class A1, 144A
1.885%(c)	04/20/26			13,250	13,259,729
Voya CLO Ltd. (Cayman Islands),
Series 2012-2AR, Class AR, 144A
1.575%(c)	10/15/22			4,000	3,981,240
Series 2012-3AR, Class BR, 144A
2.215%(c)	10/15/22			3,250	3,249,899
Series 2013-2A, Class A1, 144A
1.427%(c)	04/25/25			500	493,341
Wood Street CLO BV (Netherlands),
Series 10A, Class A1, 144A
0.339%	03/29/21		EUR	51	56,002
Series I, Class A
0.305%(c)	11/22/21		EUR	310	342,917

					166,235,510

Non-Residential Mortgage-Backed Securities — 0.2%
Hertz,
Series 2015-1A, Class A
2.730%	03/25/21	(g)		5,000	4,975,000
Motor PLC (United Kingdom),
Series 2014-1X, Class A1
0.665%(c)	08/25/21			926	925,312
North Carolina State Education Assistance Authority,
Series 2011-2, Class A1
0.727%(c)	10/26/20			30	29,604
OneMain Financial Issuance Trust,
Series 2014-2A, Class A, 144A
2.470%	09/18/24			3,500	3,518,585

SEE NOTES TO FINANCIAL STATEMENTS.

A7

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Non-Residential Mortgage-Backed Securities (continued)
SLM Student Loan Trust,
Series 2007-3, Class A3
0.317%(c)	04/25/19	600	$594,005
Springleaf Funding Trust,
Series 2015-AA, Class A, 144A
3.160%	11/15/24	4,075	4,123,342

			14,165,848

Residential Mortgage-Backed Securities — 0.9%
Ameriquest Mortgage Securities Trust,
Series 2006-R1, Class M1
0.577%(c)	03/25/36	2,900	2,470,098
Asset-Backed Funding Certificates Trust,
Series 2004-OPT5, Class A1
0.881%(c)	06/25/34	17	16,130
0.887%	06/25/34	63	59,144
Asset-Backed Pass-Through Certificates,
Series 2005-R4, Class M2
0.637%(c)	07/25/35	7,400	6,595,968
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2004-HE3, Class M1
0.997%(c)	06/25/34	2,243	2,097,502
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-HE10, Class M1
1.162%(c)	12/25/34	3,380	3,177,000
Series 2005-HE5, Class M2
1.222%(c)	06/25/35	7,733	7,514,568
Series 2007-AQ1, Class A1
0.291%(c)	11/25/36	347	341,836
Series 2007-HE3, Class 1A2
0.387%(c)	04/25/37	1,426	1,367,726
Bear Stearns Asset-Backed Securities Trust,
Series 2005-1, Class M2
2.281%(c)	03/25/35	2,000	1,855,568
Countrywide Asset-Backed Certificates,
Series 2004-ECC1, Class M2
1.231%(c)	09/25/34	1,583	1,491,319
Series 2005-14, Class 3A3
0.537%(c)	04/25/36	3,803	3,738,447
Series 2006-4, Class 2A2
0.361%(c)	07/25/36	387	379,567
Credit-Based Asset Servicing and Securitization LLC,
Series 2006-CB9, Class A1
0.241%(c)	11/25/36	26	14,729
Series 2007-CB6, Class A1, 144A
0.301%(c)	07/25/37	60	39,837
CSAB Mortgage-Backed Trust,
Series 2006-4, Class A6A
5.684%(c)	12/25/36	56	35,327
First NLC Trust,
Series 2007-1, Class A1, 144A
0.251%(c)	08/25/37	125	71,199
0.257%	08/25/37	75	42,719
GSAMP Trust,
Series 2003-FM1, Class M1
1.417%(c)	03/20/33	4,157	4,002,669
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2007-B, Class 2A2
0.347%(c)	07/25/37	1,187	739,167

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (continued)
JPMorgan Mortgage Acquisition Corp.,
Series 2006-WMC3, Class A3
0.291%(c)	08/25/36	126	$70,079
Series 2007-HE1, Class AV1
0.247%(c)	03/25/47	28	27,540
MASTR Asset-Backed Securities Trust,
Series 2005-WF1, Class M2
0.617%(c)	06/25/35	1,100	1,037,116
Merrill Lynch Mortgage Investors Trust,
Series 2006-FF1, Class M5
0.571%(c)	08/25/36	4,200	3,596,023
Series 2006-RM4, Class A2A
0.267%(c)	09/25/37	4	1,488
Series 2007-HE2, Class A2A
0.307%(c)	02/25/37	14	6,367
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2004-HE4, Class M1
1.087%(c)	05/25/34	2,223	2,110,352
Series 2006-WMC2, Class A2FP
0.237%(c)	07/25/36	80	47,626
Series 2007-HE6, Class A1
0.241%(c)	05/25/37	43	29,597
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-2, Class A1
0.237%(c)	11/25/36	1	627
Option One Mortgage Loan Trust,
Series 2004-3, Class M2
1.036%(c)	11/25/34	1,850	1,718,281
Option One Mortgage Loan Trust Asset-Backed Certificates,
Series 2005-4, Class M1
0.627%(c)	11/25/35	1,200	1,131,602
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2004-WHQ2, Class M3
1.220%(c)	02/25/35	5,400	5,247,239
Series 2005-WCW2, Class M1
0.687%(c)	07/25/35	3,000	2,966,433
Series 2005-WHQ4, Class M1
0.657%(c)	09/25/35	1,700	1,575,223
RAMP Trust,
Series 2005-EFC4, Class M3
0.667%(c)	09/25/35	6,600	5,890,454
RASC Trust,
Series 2002-KS4, Class AIIB
0.687%(c)	07/25/32	17	14,772
Series 2005-AHL1, Class M1
0.637%(c)	09/25/35	691	664,399
Series 2005-KS10, Class M2
0.627%(c)	11/25/35	2,000	1,736,492
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR5, Class A2A
0.317%(c)	05/25/37	288	202,430
Series 2007-HE1, Class A2A
0.241%(c)	12/25/36	36	13,177
0.247%	12/25/36	36	13,177
Series 2007-NC1, Class A2A
0.237%(c)	12/25/36	2	1,235
Soundview Home Loan Trust,
Series 2006-NLC1, Class A1, 144A
0.247%(c)	11/25/36	29	11,265

SEE NOTES TO FINANCIAL STATEMENTS.

A8

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (continued)
Series 2006-OPT2, Class A3
0.365%(c)	05/25/36	1,958	$1,846,622
Structured Asset Investment Loan Trust,
Series 2005-4, Class M3
0.907%(c)	05/25/35	2,500	2,304,953
VOLT XXXI LLC,
Series 2015-NPL2, Class A1, 144A
3.375%(c)	02/25/55	4,256	4,244,947
VOLT XXXIII LLC,
Series 2015-NPL5, Class A1, 144A
3.500%(c)	03/25/55	1,928	1,928,814
VOLT XXXIV LLC,
Series 2015-NPL7, Class A1, 144A
3.250%	02/25/55	3,766	3,750,368
Wachovia Mortgage Loan Trust,
Series 2005-WMC1, Class M1
0.847%(c)	10/25/35	6,300	5,896,384
Washington Mutual Asset-Backed Certificates,
Series 2006-HE5, Class 2A1
0.241%(c)	10/25/36	89	46,239

			84,181,841

TOTAL ASSET-BACKED SECURITIES (cost $262,797,744)			264,583,199

BANK LOANS(c) — 0.1%
Automobiles — 0.1%
Chrysler Group LLC,
Term Loan B
3.500%	05/24/17	3,979	3,970,747

Health Care Providers & Services
MPH Acquisition Holdings LLC,
Term Loan B
3.750%	03/31/21	1,168	1,161,301

Pharmaceuticals
Valeant Pharmaceuticals Intl, Inc.,
Term Loan
4.000%	04/01/22	998	996,593

TOTAL BANK LOANS (cost $6,140,249)			6,128,641

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.8%
Banc of America Re-REMIC Trust,
Series 2009-UB1, Class A4A, 144A
5.593%(c)	06/24/50	229	236,503
Series 2010-UB5, Class A4A, 144A
5.673%(c)	02/17/51	1,680	1,739,845
Citigroup Commercial Mortgage Trust,
Series 2015-GC27, Class XB, IO
0.360%(c)	02/10/48	76,865	1,862,746
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2006-CD3, Class A5
5.617%	10/15/48	72	74,992
Commercial Mortgage Pass-Through Certificates,
Series 2010-C1, Class A1, 144A
3.156%	07/10/46	62	61,576

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2013-LC13, Class XA, IO
1.589%(c)	08/10/46		43,916	$2,962,813
Series 2015-3BP, Class A, 144A
3.178%	02/10/35		4,900	4,809,360
Series 2015-DC1, Class XA, IO
1.337%(c)	02/10/48		61,523	4,767,354
Credit Suisse Commercial Mortgage Trust,
Series 2006-C1, Class AJ
5.639%(c)	02/15/39		2,865	2,908,018
Credit Suisse Mortgage Capital Certificates,
Series 2009-RR1, Class A3A, 144A
5.383%	02/15/40		74	75,899
Series 2010-RR4, Class 2A, 144A
5.467%(c)	09/18/39		740	758,025
Series 2010-UD1, Class A, 144A
5.928%(c)	12/16/49		633	671,155
DBUBS Mortgage Trust,
Series 2011-LC2A, Class A2, 144A
3.386%	07/10/44		2,182	2,221,891
GS Mortgage Securities Corp. II,
Series 2012-GCJ9, Class XA, IO
2.507%(c)	11/10/45		3,377	368,903
Hercules Eclipse PLC (United Kingdom),
Series 2006-4, Class A
0.811%(c)	10/25/18	GBP	233	359,698
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C28, Class A4
3.227%	10/15/48		10,000	9,864,320
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2006-CB15, Class A1A
5.811%(c)	06/12/43		2,107	2,173,650
Series 2006-LDP9, Class A3
5.336%	05/15/47		105	110,088
Series 2010-C2, Class A3, 144A
4.070%	11/15/43		1,300	1,395,826
Merrill Lynch Mortgage Trust,
Series 2005-LC1, Class AJ
5.548%(c)	01/12/44		9,335	9,476,183
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C23, Class A3
3.451%	07/15/50		10,000	10,090,290
Morgan Stanley Capital I Trust,
Series 2007-IQ15, Class A4
6.014%(c)	06/11/49		38	40,459
RBSCF Trust,
Series 2010-RR4, Class CMLA, 144A
6.239%(c)	12/16/49		177	184,209
Vornado DP LLC,
Series 2010-VNO, Class A2FX, 144A
4.004%	09/13/28		700	751,554
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C28, Class AM
5.603%(c)	10/15/48		3,260	3,417,305
Series 2006-C29, Class A4
5.308%	11/15/48		3,176	3,301,102

SEE NOTES TO FINANCIAL STATEMENTS.

A9

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Washington Mutual Commercial Mortgage Securities Trust,
Series 2007-SL3, Class A1A, 144A
5.515%(c)	03/23/45		2,149	$2,186,834

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $67,767,907)				66,870,598

CORPORATE BONDS — 10.5%
Aerospace & Defense
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
2.900%	03/01/25		800	768,478

Airlines — 0.3%
American Airlines 2013-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.950%	01/15/23		2,253	2,393,775
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	05/01/27		1,215	1,199,813
Continental Airlines 2009-2 Class A Pass-Through Trust,
Pass-Through Certificates
7.250%	05/10/21		299	346,255
Continental Airlines 2012-3 Class C Pass-Through Certificates,
Pass-Through Certificates
6.125%	04/29/18		1,500	1,563,750
Delta Air Lines 2012-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.750%	05/07/20		3,160	3,381,734
Latam Airlines 2015-1 Pass-Through Trust A (Chile),
Pass-Through Certificates, 144A
4.200%	08/15/29		2,000	1,977,500
Latam Airlines 2015-1 Pass-Through Trust B (Chile),
Pass-Through Certificates, 144A
4.500%	08/15/25	(g)	8,000	8,020,000
Turkish Airlines 2015-1 Class A Pass Through Trust (Turkey),
Pass-Through Certificates, 144A
4.200%	09/15/28		5,300	5,273,500
UAL 2009-1 Pass-Through Trust,
Pass-Through Certificates
10.400%	05/01/18		150	163,938

				24,320,265

Auto Components — 0.1%
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.625%	10/15/22		2,315	2,430,750
BorgWarner, Inc.,
Sr. Unsec’d. Notes
3.375%	03/15/25		410	403,436
Dana Holding Corp.,
Sr. Unsec’d. Notes
6.750%	02/15/21		620	649,450
Lear Corp.,
Gtd. Notes
5.250%	01/15/25		2,500	2,456,250

				5,939,886

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Automobiles
Jaguar Land Rover Automotive PLC (United Kingdom),
Gtd. Notes, 144A
4.125%	12/15/18		1,500	$1,518,750
4.250%	11/15/19		250	253,750

				1,772,500

Banks — 2.9%
Abbey National Treasury Services PLC (United Kingdom),
Gtd. Notes
2.375%	03/16/20		2,500	2,491,510
4.000%	04/27/16		1,900	1,944,196
Australia & New Zealand Banking Group Ltd. (Australia),
Covered Bonds, 144A
1.000%	10/06/15		400	400,686
Banca Carige SpA (Italy),
Covered Bonds, MTN
3.875%	10/24/18	EUR	700	855,684
Banca Monte dei Paschi di Siena SpA (Italy),
Covered Bonds, MTN
4.875%	09/15/16	EUR	200	234,118
Sr. Unsec’d. Notes, MTN
3.625%	04/01/19	EUR	4,400	4,948,320
Banco do Brasil SA (Brazil),
Sr. Unsec’d. Notes, RegS
6.000%	01/22/20		7,000	7,472,500
Banco Popolare SC (Italy),
Sr. Unsec’d. Notes, MTN
3.500%	03/14/19	EUR	5,436	6,225,662
Banco Popular Espanol SA (Spain),
Jr. Sub. Notes
8.250%(c)	04/29/49	EUR	1,400	1,545,185
Banco Santander Brasil SA (Brazil),
Sr. Unsec’d. Notes, 144A
4.250%	01/14/16		700	708,659
4.625%	02/13/17		800	821,840
Banco Santander Chile (Chile),
Sr. Unsec’d. Notes, 144A
1.875%(c)	01/19/16		2,000	2,000,000
BanColombia SA (Colombia),
Sr. Unsec’d. Notes
5.950%	06/03/21		1,200	1,315,800
Bank of America Corp.,
Sr. Unsec’d. Notes
0.537%(c)	10/14/16		500	498,153
5.750%	12/01/17		6,600	7,189,901
Sr. Unsec’d. Notes, MTN
1.101%(c)	03/22/16		3,600	3,607,974
4.125%	01/22/24		1,100	1,127,356
6.875%	04/25/18		1,400	1,581,553
Sub. Notes, MTN
0.706%(c)	05/23/17	EUR	600	664,079
4.000%	01/22/25		4,750	4,627,897
Bankia SA (Spain),
Covered Bonds
3.500%	12/14/15	EUR	1,800	2,034,477
Sr. Unsec’d. Notes
0.198%(c)	01/25/16	EUR	300	333,127
3.500%	01/17/19	EUR	700	812,617

SEE NOTES TO FINANCIAL STATEMENTS.

A10

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Banks (continued)
Sub. Notes, MTN
4.000%(c)	05/22/24		EUR	4,400	$4,763,241
Barclays Bank PLC (United Kingdom),
Sr. Unsec’d. Notes, MTN
2.010%	12/21/20	(g)	MXN	2,500	152,696
Sub. Notes
7.625%	11/21/22			4,600	5,238,480
7.750%(c)	04/10/23			360	390,150
Sub. Notes, 144A
10.179%	06/12/21			2,320	3,073,766
BB&T Corp.,
Sr. Unsec’d. Notes, MTN
1.146%(c)	06/15/18			2,700	2,717,196
BBVA Bancomer SA (Mexico),
Sr. Unsec’d. Notes, 144A
4.500%	03/10/16			800	816,800
Sr. Unsec’d. Notes, RegS
4.500%	03/10/16			6,000	6,126,000
BNP Paribas Home Loan SFH (France),
Covered Bonds, 144A
2.200%	11/02/15			5,500	5,529,920
BNP Paribas SA (France),
Gtd. Notes
0.586%(c)	11/07/15			5,300	5,303,037
BPCE SA (France),
Gtd. Notes
0.846%(c)	11/18/16			3,000	3,004,269
Gtd. Notes, MTN
2.500%	07/15/19			200	201,612
BPE Financiaciones SA (Spain),
Gtd. Notes
2.875%	05/19/16		EUR	1,500	1,694,242
Gtd. Notes, MTN
2.500%	02/01/17		EUR	600	678,142
Caixa Economica Federal (Brazil),
Sr. Unsec’d. Notes, 144A
4.250%	05/13/19			2,400	2,375,280
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.000%	05/15/17			3,200	3,299,840
5.250%	03/15/18			6,416	6,632,540
Sr. Unsec’d. Notes, 144A
5.500%	02/15/19			2,700	2,814,750
6.625%	04/01/18			1,000	1,061,250
Citigroup, Inc.,
Jr. Sub. Notes
8.400%(c)	04/29/49			2,200	2,499,750
Sr. Unsec’d. Notes
3.750%	06/16/24			3,600	3,621,330
6.000%	08/15/17			2,000	2,175,376
6.125%	11/21/17			500	549,986
Sr. Unsec’d. Notes, MTN
0.798%(c)	05/01/17			7,500	7,475,265
Sub. Notes
4.300%	11/20/26			3,500	3,422,377
Sub. Notes, MTN
0.686%(c)	05/31/17		EUR	800	885,193
Commonwealth Bank of Australia (Australia),
Covered Bonds, RegS
2.250%	03/16/17	(g)		3,900	3,983,807

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Banks (continued)
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands),
Sr. Unsec’d. Notes, MTN
4.000%	09/10/15	GBP	1,000	$1,580,689
Corpbanca SA (Chile),
Sr. Unsec’d. Notes
3.125%	01/15/18		2,700	2,707,781
Sr. Unsec’d. Notes, 144A
3.875%	09/22/19		4,600	4,667,082
Credit Agricole SA (France),
Jr. Sub. Notes
7.500%(c)	04/29/49	GBP	700	1,083,370
Credit Suisse of New York (Switzerland),
Sr. Unsec’d. Notes
1.750%	01/29/18		2,250	2,241,252
DBS Group Holdings Ltd. (Singapore),
Sr. Unsec’d. Notes, 144A
2.246%	07/16/19		1,100	1,100,259
Depfa ACS Bank (Ireland),
Covered Bonds, MTN
3.875%	11/14/16	EUR	5,100	5,967,059
Covered Bonds, RegS
5.125%	03/16/37		5,500	6,494,389
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
1.875%	02/13/18		1,175	1,171,405
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes, 144A
1.875%	01/29/20		7,400	7,311,407
2.250%	01/30/19		1,300	1,322,835
Discover Bank,
Sr. Unsec’d. Notes
4.200%	08/08/23		2,000	2,024,388
Eksportfinans ASA (Norway),
Sr. Unsec’d. Notes
2.375%	05/25/16		1,800	1,800,000
Eurofima (Supranational Bank),
Sr. Unsec’d. Notes, MTN
5.250%	04/07/16		2,500	2,589,208
FMS Wertmanagement Aoer (Germany),
Gov’t. Gtd. Notes, MTN
0.750%	12/15/17	GBP	1,500	2,337,814
HBOS Capital Funding LP (United Kingdom),
Gtd. Notes
9.540%(c)	03/29/49	GBP	200	327,749
HSH N Finance Guernsey Ltd. (Germany),
Gtd. Notes, MTN
0.436%(c)	12/21/15	EUR	2,600	2,903,502
ICICI Bank Ltd. (India),
Notes, RegS
5.750%	11/16/20	INR	2,000	2,213,372
ING Bank NV (Netherlands),
Covered Bonds, 144A
2.500%	01/14/16		1,700	1,716,796
Intesa Sanpaolo SpA (Italy),
Sub. Notes, 144A
5.017%	06/26/24		2,100	2,040,242
Itau Unibanco Holding SA (Brazil),
Sub. Notes, 144A
5.500%	08/06/22		3,600	3,621,600

SEE NOTES TO FINANCIAL STATEMENTS.

A11

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Banks (continued)
JPMorgan Chase & Co.,
Jr. Sub. Notes
5.300%(c)	12/29/49		2,750	$2,729,650
Sr. Unsec’d. Notes
3.125%	01/23/25		7,065	6,745,351
3.200%	01/25/23		2,265	2,221,473
Sub. Notes
3.875%	09/10/24		1,250	1,229,883
JPMorgan Chase Bank NA,
Sub. Notes, BKNT
6.000%	10/01/17		900	981,318
KeyBank NA,
Sr. Unsec’d. Notes, BKNT
2.250%	03/16/20		2,580	2,558,106
Korea Development Bank (The) (South Korea),
Sr. Unsec’d. Notes
3.250%	09/20/16		1,000	1,024,540
Landwirtschaftliche Rentenbank (Germany),
Gov’t. Gtd. Notes, MTN
5.375%	04/23/24	NZD	2,600	1,913,070
7.000%	05/10/17	NZD	300	216,434
LBG Capital No. 2 PLC (United Kingdom),
Gtd. Notes
15.000%	12/21/19	GBP	680	1,517,189
Lloyds Bank PLC (United Kingdom),
Covered Bonds, MTN
4.875%	03/30/27	GBP	1,500	2,806,313
Gtd. Notes
1.750%	05/14/18		1,500	1,498,494
3.500%	05/14/25		300	294,551
Manufacturers & Traders Trust Co.,
Sr. Unsec’d. Notes
2.900%	02/06/25		2,300	2,173,762
MUFG Americas Holdings Corp.,
Sr. Unsec’d. Notes
2.250%	02/10/20		2,800	2,766,568
National Bank of Greece SA (Greece),
Covered Bonds
3.875%	10/07/16	EUR	900	795,718
National City Corp.,
Sub. Notes
6.875%	05/15/19		3,930	4,557,723
Norddeutsche Landesbank Girozentrale (Germany),
Pfandbrief, 144A
0.875%	10/16/15		7,000	7,007,700
Nykredit Realkredit A/S (Denmark),
Covered Bonds
2.000%	10/01/15	DKK	19,500	2,929,123
PNC Bank NA,
Sr. Unsec’d. Notes
2.950%	02/23/25		2,425	2,335,675
Santander Bank NA,
Sr. Unsec’d. Notes
2.000%	01/12/18		1,575	1,574,770
Stadshypotek AB (Sweden),
Covered Bonds, 144A
1.875%	10/02/19		1,900	1,900,549
Covered Bonds, MTN
4.250%	10/10/17	AUD	3,800	3,016,111

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Banks (continued)
Sumitomo Mitsui Banking Corp. (Japan),
Gtd. Notes
2.450%	01/16/20		2,025	$2,029,603
Turkiye Garanti Bankasi A/S (Turkey),
Sr. Unsec’d. Notes, 144A
2.775%(c)	04/20/16		200	199,790
Wells Fargo & Co.,
Jr. Sub. Notes
7.980%(c)	03/29/49		5,500	5,960,625
Sr. Unsec’d. Notes, MTN
3.000%	02/19/25		2,400	2,298,574
Westpac Banking Corp. (Australia),
Covered Bonds, 144A
1.850%	11/26/18		2,200	2,210,380

				258,642,831

Biotechnology
Amgen, Inc.,
Sr. Unsec’d. Notes
4.400%	05/01/45		720	663,471
5.375%	05/15/43		1,180	1,252,185
Celgene Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/22		950	939,481

				2,855,137

Building Products — 0.1%
Building Materials Corp. of America,
Sr. Unsec’d. Notes, 144A(f) (original cost $2,296,500; purchased 01/30/15-02/11/15)
5.375%	11/15/24	(g)	2,200	2,160,070
6.750%	05/01/21	(g)	567	591,097
CEMEX Espana SA (Mexico),
Sr. Sec’d. Notes, 144A
9.875%	04/30/19		2,400	2,626,080
US Concrete, Inc.,
Sr. Sec’d. Notes
8.500%	12/01/18		1,300	1,371,500
USG Corp.,
Gtd. Notes, 144A
7.875%	03/30/20		2,100	2,247,000

				8,995,747

Capital Markets — 0.3%
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes
3.000%	02/24/25		1,825	1,768,124
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes
1.700%	04/27/18		1,470	1,459,756
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes
5.375%(c)	12/29/49		1,850	1,827,615
Sr. Unsec’d. Notes
3.500%	01/23/25		8,995	8,723,297
Morgan Stanley,
Jr. Sub. Notes
5.550%(c)	12/29/49		1,535	1,523,871

SEE NOTES TO FINANCIAL STATEMENTS.

A12

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Capital Markets (continued)
Sr. Unsec’d. Notes
3.800%	04/29/16		800	$817,612
4.300%	01/27/45		3,070	2,868,599
Sr. Unsec’d. Notes, MTN
0.428%(c)	01/16/17	EUR	100	111,646
6.625%	04/01/18		1,800	2,019,701
Sub. Notes, MTN
4.350%	09/08/26		1,450	1,420,826
State Street Corp.,
Jr. Sub. Notes
5.250%(c)	12/29/49		1,280	1,281,600
UBS AG (Switzerland),
Sr. Unsec’d. Notes, BKNT
5.875%	12/20/17		100	110,012

				23,932,659

Chemicals — 0.3%
Agrium, Inc. (Canada),
Sr. Unsec’d. Notes
4.125%	03/15/35		175	156,481
5.250%	01/15/45		1,220	1,232,093
Ashland, Inc.,
Sr. Unsec’d. Notes
3.875%	04/15/18		4,000	4,110,000
CF Industries, Inc.,
Gtd. Notes
5.375%	03/15/44		1,230	1,223,054
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.125%	11/15/21		1,480	1,552,369
4.625%	10/01/44		1,050	980,085
Eastman Chemical Co.,
Sr. Unsec’d. Notes
2.700%	01/15/20		2,750	2,741,076
Ecolab, Inc.,
Sr. Unsec’d. Notes
2.250%	01/12/20		740	732,561
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
4.625%	02/26/55		600	528,386
5.750%	04/15/24		2,270	2,585,925
Monsanto Co.,
Sr. Unsec’d. Notes
3.950%	04/15/45		525	435,568
PolyOne Corp.,
Sr. Unsec’d. Notes
7.375%	09/15/20		3,200	3,344,000
Rockwood Specialties Group, Inc.,
Gtd. Notes
4.625%	10/15/20		1,400	1,457,750
RPM International, Inc.,
Sr. Unsec’d. Notes
6.500%	02/15/18		2,745	3,034,032
Scotts Miracle-Gro Co. (The),
Gtd. Notes
6.625%	12/15/20		1,240	1,295,800

				25,409,180

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Commercial Services & Supplies
Covanta Holding Corp.,
Sr. Unsec’d. Notes
5.875%	03/01/24	2,500	$2,493,750

Communications Equipment
CommScope Holding Co., Inc.,
Sr. Unsec’d. Notes, PIK, 144A
6.625%	06/01/20	2,825	2,930,937

Construction & Engineering
CSC Holdings LLC,
Sr. Unsec’d. Notes
8.625%	02/15/19	1,352	1,532,830

Consumer Finance — 0.7%
Ally Financial, Inc.,
Gtd. Notes
2.750%	01/30/17	2,600	2,588,300
3.500%	07/18/16	11,500	11,672,500
5.500%	02/15/17	2,400	2,502,000
Sr. Unsec’d. Notes
3.600%	05/21/18	7,000	7,008,750
American Express Co.,
Jr. Sub. Notes
4.900%(c)	12/29/49	1,180	1,143,184
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.200%	02/05/25	4,905	4,639,581
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.219%	01/09/22	5,050	4,993,369
5.625%	09/15/15	1,000	1,009,079
General Motors Financial Co., Inc.,
Gtd. Notes
3.000%	09/25/17	3,700	3,772,198
3.150%	01/15/20	4,610	4,631,602
3.450%	04/10/22	3,125	3,062,034
3.500%	07/10/19	2,500	2,552,920
Harley-Davidson Financial Services, Inc.,
Gtd. Notes, 144A
2.150%	02/26/20	1,440	1,428,232
HSBC Finance Corp.,
Sr. Unsec’d. Notes
0.713%(c)	06/01/16	1,700	1,697,237
Navient Corp.,
Sr. Unsec’d. Notes, MTN
6.000%	01/25/17	400	416,000
8.450%	06/15/18	750	833,475
Synchrony Financial,
Sr. Unsec’d. Notes
2.700%	02/03/20	5,050	4,988,466

			58,938,927

Diversified Consumer Services
Service Corp. International,
Sr. Unsec’d. Notes
7.625%	10/01/18	1,000	1,140,000

Diversified Financial Services — 0.2%
Doric Nimrod Air Alpha 2013-1 Class A Pass-Through Trust (United Kingdom),
Pass-Through Certificates, 144A
5.250%	05/30/25	868	920,198

SEE NOTES TO FINANCIAL STATEMENTS.

A13

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Doric Nimrod Air Finance Alpha Ltd. 2012-1, Class A, Pass-Through Trust (United Kingdom),
Pass-Through Certificates, 144A
5.125%	11/30/24		168	$177,795
Eileme 2 AB (Poland),
Sr. Sec’d. Notes, 144A
11.625%	01/31/20		2,000	2,219,800
General Electric Capital Corp.,
Gtd. Notes, MTN
2.200%	01/09/20	(h)	4,060	4,058,847
Leaseplan Corp. NV (Netherlands),
Sr. Unsec’d. Notes, 144A
2.500%	05/16/18	(g)	2,100	2,103,087
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes, MTN(i)
2.851%	12/23/24	(g)	200	21,250
2.907%	11/16/24	(g)	400	42,500
5.625%	01/24/13	(g)	1,700	193,375
Onemain Financial Holdings, Inc.,
Gtd. Notes, 144A
6.750%	12/15/19		400	417,000
7.250%	12/15/21		2,500	2,590,625
Rio Oil Finance Trust (Brazil),
Sr. Sec’d. Notes, 144A
6.250%	07/06/24		1,700	1,670,250

				14,414,727

Diversified Telecommunication Services — 0.5%
Altice SA (Luxembourg),
Gtd. Notes, 144A
7.750%	05/15/22		4,400	4,257,000
AT&T, Inc.,
Sr. Unsec’d. Notes
3.400%	05/15/25		5,510	5,254,931
4.500%	05/15/35		425	390,697
4.750%	05/15/46		570	518,685
BellSouth Corp.,
Gtd. Notes, 144A
4.182%	04/26/21		1,600	1,645,853
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes, 144A
5.125%	05/01/23		2,425	2,358,313
5.375%	05/01/25		1,500	1,460,625
Deutsche Telekom International Finance BV (Germany),
Gtd. Notes
5.750%	03/23/16		900	930,345
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
7.250%	10/15/20		1,800	1,779,750
Ooredoo International Finance Ltd. (Qatar),
Gtd. Notes, RegS
4.750%	02/16/21		4,000	4,333,512
Telecom Italia Capital SA (Italy),
Gtd. Notes
5.250%	10/01/15		5,000	5,041,750
Telesat Canada/Telesat LLC (Canada),
Gtd. Notes, 144A
6.000%	05/15/17		1,400	1,422,750

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Diversified Telecommunication Services (continued)
Telstra Corp. Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
3.125%	04/07/25		1,150	$1,123,294
UPCB Finance V Ltd. (Netherlands),
Sr. Sec’d. Notes, 144A
7.250%	11/15/21		900	972,000
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.500%	09/15/16		4,652	4,727,483
3.000%	11/01/21		100	98,655
4.862%	08/21/46		3,040	2,845,185
5.012%	08/21/54		2,375	2,179,269
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.000%	04/15/21	GBP	1,980	3,235,497

				44,575,594

Electric Utilities — 0.2%
Abu Dhabi National Energy Co. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.500%	01/12/18		3,000	3,015,762
Commonwealth Edison Co.,
First Mortgage
3.700%	03/01/45		475	426,488
Duke Energy Carolinas LLC,
First Ref. Mortgage
3.750%	06/01/45		1,400	1,276,716
Electricite de France SA (France),
Sr. Unsec’d. Notes, 144A
0.735%(c)	01/20/17		1,300	1,301,287
1.150%	01/20/17		400	400,641
Entergy Corp.,
Sr. Unsec’d. Notes
5.125%	09/15/20		950	1,033,844
Entergy Gulf States Louisiana LLC,
First Mortgage
3.950%	10/01/20		1,700	1,810,854
Eversource Energy,
Sr. Unsec’d. Notes
3.150%	01/15/25		780	753,649
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
2.950%	01/15/20		795	797,751
Korea Hydro & Nuclear Power Co. Ltd. (South Korea),
Sr. Unsec’d. Notes, 144A
3.000%	09/19/22		500	497,191
NV Energy, Inc.,
Sr. Unsec’d. Notes
6.250%	11/15/20		250	289,573
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes, 144A
2.950%	04/01/25		500	479,398
PECO Energy Co.,
First Ref. Mortgage
4.800%	10/15/43		910	970,491
PPL Electric Utilities Corp.,
First Mortgage
3.000%	09/15/21		4,490	4,547,036

SEE NOTES TO FINANCIAL STATEMENTS.

A14

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Electric Utilities (continued)
Red Oak Power LLC,
Sr. Sec’d. Notes
8.540%	11/30/19		844	$899,323
Southern California Edison Co.,
First Mortgage
2.400%	02/01/22		735	714,874
3.600%	02/01/45		1,190	1,060,743

				20,275,621

Electrical Equipment
Rockwell Automation, Inc.,
Sr. Unsec’d. Notes
2.050%	03/01/20		2,300	2,283,599
2.875%	03/01/25		950	921,313

				3,204,912

Electronic Equipment, Instruments & Components
CDW LLC/CDW Finance Corp.,
Gtd. Notes
5.000%	09/01/23		1,400	1,375,500

Food & Staples Retailing — 0.1%
CVS Health Corp.,
Sr. Unsec’d. Notes
2.750%	12/01/22		1,740	1,677,405
5.300%	12/05/43		500	544,843
Kroger Co. (The),
Sr. Unsec’d. Notes
3.300%	01/15/21		1,690	1,724,961

				3,947,209

Food Products — 0.1%
B&G Foods, Inc.,
Gtd. Notes
4.625%	06/01/21		2,000	1,970,000
General Mills, Inc.,
Sr. Unsec’d. Notes
0.579%(c)	01/29/16		200	199,991
JBS USA LLC/JBS USA Finance, Inc. (Brazil),
Gtd. Notes, 144A(f) (original cost $1,109,188; purchased 01/8/15-01/20/15)
8.250%	02/01/20	(g)	1,050	1,113,000
Sr. Unsec’d. Notes, 144A(f) (original cost $2,050,000; purchased 05/20/15)
5.750%	06/15/25	(g)	2,050	2,026,323
JM Smucker Co (The),
Gtd. Notes, 144A
3.000%	03/15/22		1,055	1,035,064
3.500%	03/15/25		425	416,368
Kraft Heinz Foods Co.,
Gtd. Notes, 144A
5.000%	07/15/35		700	708,414
Tyson Foods, Inc.,
Gtd. Notes
5.150%	08/15/44		1,160	1,192,821
WM Wrigley Jr Co.,
Sr. Unsec’d. Notes, 144A
2.900%	10/21/19		2,229	2,269,621

				10,931,602

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Health Care Equipment & Supplies — 0.1%
Becton Dickinson And Co.,
Sr. Unsec’d. Notes
4.685%	12/15/44	1,400	$1,354,699
Medtronic, Inc.,
Gtd. Notes, 144A
3.500%	03/15/25	1,090	1,086,280
4.625%	03/15/45	2,360	2,389,144
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes
2.700%	04/01/20	1,300	1,293,569

			6,123,692

Health Care Providers & Services — 0.4%
Aetna, Inc.,
Sr. Unsec’d. Notes
3.500%	11/15/24	1,000	980,275
6.750%	12/15/37	1,410	1,774,231
Anthem, Inc.,
Sr. Unsec’d. Notes
7.000%	02/15/19	2,600	2,969,421
Centene Corp.,
Sr. Unsec’d. Notes
4.750%	05/15/22	1,000	1,030,000
CHS/Community Health Systems, Inc.,
Gtd. Notes
6.875%	02/01/22	1,700	1,793,500
8.000%	11/15/19	1,700	1,791,375
Cigna Corp.,
Sr. Unsec’d. Notes
3.250%	04/15/25	2,400	2,302,128
Fresenius Medical Care US Finance II, Inc. (Germany),
Gtd. Notes, 144A
4.125%	10/15/20	2,900	2,936,250
HCA Holdings, Inc.,
Sr. Unsec’d. Notes
6.250%	02/15/21	5,000	5,387,500
HealthSouth Corp.,
Gtd. Notes
5.125%	03/15/23	300	298,125
5.750%	11/01/24	1,600	1,634,000
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
2.625%	02/01/20	270	267,907
3.200%	02/01/22	1,225	1,207,720
4.625%	11/15/20	550	595,023
New York and Presbyterian Hospital (The),
Unsec’d. Notes
4.024%	08/01/45	350	319,273
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.500%	03/30/20	1,040	1,031,854
3.500%	03/30/25	1,650	1,565,815
Select Medical Corp.,
Gtd. Notes
6.375%	06/01/21	2,400	2,424,000
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
6.250%	11/01/18	1,000	1,086,250

SEE NOTES TO FINANCIAL STATEMENTS.

A15

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Health Care Providers & Services (continued)
Sr. Unsec’d. Notes, 144A
5.500%	03/01/19		1,500	$1,513,125

				32,907,772

Hotels, Restaurants & Leisure — 0.1%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.,
Gtd. Notes
5.375%	06/01/24		2,135	2,158,912
Marriott International, Inc.,
Sr. Unsec’d. Notes
3.000%	03/01/19		2,500	2,563,440
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
6.300%	10/15/37		220	260,174
MGM Resorts International,
Gtd. Notes
8.625%	02/01/19		3,150	3,559,500
Viking Cruises Ltd.,
Sr. Unsec’d. Notes, 144A(f) (original cost $1,676,194; purchased 2/11/15)
8.500%	10/15/22	(g)	1,505	1,670,550
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Gtd. Notes, 144A
5.500%	03/01/25		1,900	1,809,750

				12,022,326

Household Durables
Newell Rubbermaid, Inc.,
Sr. Unsec’d. Notes
2.875%	12/01/19		2,050	2,071,921

Independent Power & Renewable Electricity Producers — 0.2%
AES Corp.,
Sr. Unsec’d. Notes
7.375%	07/01/21		3,600	3,951,000
Calpine Corp.,
Sr. Sec’d. Notes, 144A
7.875%	01/15/23		2,200	2,376,000
Sr. Unsec’d. Notes
5.500%	02/01/24		1,300	1,257,750
Dynegy, Inc.,
Gtd. Notes, 144A
6.750%	11/01/19		2,700	2,809,350
7.375%	11/01/22		700	733,250
7.625%	11/01/24		1,700	1,797,750

				12,925,100

Insurance — 0.3%
ACE INA Holdings, Inc.,
Gtd. Notes
3.150%	03/15/25		840	820,620
American International Group, Inc.,
Sr. Unsec’d. Notes
3.875%	01/15/35		3,175	2,867,765
Arch Capital Group US, Inc.,
Gtd. Notes
5.144%	11/01/43		660	674,427
HUB International Ltd.,
Sr. Unsec’d. Notes, 144A
7.875%	10/01/21		400	408,000

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Insurance (continued)
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.850%	08/01/44		1,780	$1,719,822
Lincoln National Corp.,
Sr. Unsec’d. Notes
3.350%	03/09/25		945	916,664
6.300%	10/09/37		1,760	2,073,977
Markel Corp.,
Sr. Unsec’d. Notes
3.625%	03/30/23		3,360	3,311,592
MetLife, Inc.,
Sr. Unsec’d. Notes
4.368%	09/15/23		1,020	1,084,949
4.875%	11/13/43		1,500	1,556,784
New York Life Global Funding,
Sec’d. Notes, 144A
1.950%	02/11/20		3,425	3,374,190
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
6.063%	03/30/40		980	1,171,869
Progressive Corp. (The),
Sr. Unsec’d. Notes
3.700%	01/26/45		1,160	1,024,072
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44		1,530	1,560,234
TIAA Asset Management Finance Co. LLC,
Sr. Unsec’d. Notes, 144A(f) (original cost $580,539; purchased 2/12/15)
2.950%	11/01/19	(g)	570	573,983

				23,138,948

Integrated Petroleum
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
5.375%	06/26/26		1,100	1,089,000

Internet Software & Services — 0.2%
Alibaba Group Holding Ltd. (China),
Gtd. Notes, 144A
2.500%	11/28/19		7,200	7,121,405
Baidu, Inc. (China),
Sr. Unsec’d. Notes
3.250%	08/06/18		3,900	4,013,802
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, 144A
3.375%	05/02/19		3,500	3,593,524
Sr. Unsec’d. Notes, RegS
3.375%	03/05/18		1,600	1,651,152

				16,379,883

IT Services — 0.1%
First Data Corp.,
Gtd. Notes
12.625%	01/15/21		4,775	5,515,125
Sr. Sec’d. Notes, 144A
6.750%	11/01/20		1,050	1,109,724

SEE NOTES TO FINANCIAL STATEMENTS.

A16

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
IT Services (continued)
Xerox Corp.,
Sr. Unsec’d. Notes
2.750%	09/01/20		1,385	$1,371,712

				7,996,561

Machinery
Ingersoll-Rand Luxembourg Finance SA,
Gtd. Notes
3.550%	11/01/24		1,410	1,379,629

Media — 0.2%
21st Century Fox America, Inc.,
Gtd. Notes
4.500%	02/15/21		2,460	2,670,807
Cablevision Systems Corp.,
Sr. Unsec’d. Notes
8.625%	09/15/17		625	681,250
Carmike Cinemas, Inc.,
Sec’d. Notes
7.375%	05/15/19		1,500	1,585,650
Cinemark USA, Inc.,
Gtd. Notes
4.875%	06/01/23		3,000	2,883,750
Myriad International Holdings BV (South Africa),
Gtd. Notes, 144A
6.375%	07/28/17		705	745,537
Pearson Dollar Finance Two PLC (United Kingdom),
Gtd. Notes, 144A
6.250%	05/06/18		1,000	1,104,927
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A(f) (original cost of restricted portion $937,719; purchased 4/13/15)
5.125%	02/15/25	(g)	2,425	2,340,610
Viacom, Inc.,
Sr. Unsec’d. Notes
4.250%	09/15/15		1,370	1,380,101

				13,392,632

Metals & Mining — 0.1%
ArcelorMittal (Luxembourg),
Sr. Unsec’d. Notes
5.125%	06/01/20		400	405,500
Bao-trans Enterprises Ltd. (China),
Sr. Unsec’d. Notes
3.750%	12/12/18		900	921,330
CITIC Ltd. (China),
Sr. Unsec’d. Notes, MTN
6.875%	01/21/18		915	1,010,801
Compass Minerals International, Inc.,
Gtd. Notes, 144A
4.875%	07/15/24		1,000	985,000
New Gold, Inc. (Canada),
Gtd. Notes, 144A
7.000%	04/15/20		1,000	1,035,000
Rio Tinto Finance USA Ltd. (United Kingdom),
Gtd. Notes
4.125%	05/20/21		1,110	1,175,110

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Metals & Mining (continued)
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
5.875%	04/23/45	1,350	$1,284,120
6.750%	04/16/40	500	516,370

			7,333,231

Multiline Retail — 0.1%
Dollar General Corp.,
Gtd. Notes
4.125%	07/15/17	1,680	1,756,746
Dollar Tree Inc.,
Gtd. Notes, 144A
5.250%	03/01/20	425	444,656
5.750%	03/01/23	800	836,000
Macy’s Retail Holdings, Inc.,
Gtd. Notes
7.450%	07/15/17	1,500	1,672,153

			4,709,555

Multi-Utilities
Sempra Energy,
Sr. Unsec’d. Notes
2.400%	03/15/20	945	937,650

Oil, Gas & Consumable Fuels — 1.1%
Anadarko Finance Co.,
Gtd. Notes
7.500%	05/01/31	750	939,198
California Resources Corp.,
Gtd. Notes
6.000%	11/15/24	1,575	1,354,500
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
0.657%(c)	03/30/16	4,000	3,992,764
DCP Midstream LLC,
Sr. Unsec’d. Notes, 144A
4.750%	09/30/21	1,275	1,259,831
5.350%	03/15/20	1,375	1,413,479
Devon Energy Corp.,
Sr. Unsec’d. Notes
7.950%	04/15/32	1,700	2,209,023
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
5.875%	09/18/23	6,000	6,300,000
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
4.150%	06/01/25	680	662,082
Enterprise Products Operating LLC,
Gtd. Notes
6.500%	01/31/19	3,480	3,967,558
EOG Resources, Inc.,
Sr. Unsec’d. Notes
3.900%	04/01/35	830	785,718
Harvest Operations Corp. (South Korea),
Gtd. Notes, 144A
2.125%	05/14/18	2,100	2,109,895
Helmerich & Payne International Drilling Co.,
Gtd. Notes, 144A
4.650%	03/15/25	1,610	1,661,984

SEE NOTES TO FINANCIAL STATEMENTS.

A17

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Kerr-McGee Corp.,
Gtd. Notes
6.950%	07/01/24	1,275	$1,537,155
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
3.200%	03/15/25	1,875	1,800,414
Odebrecht Drilling Norbe VIII/IX Ltd. (Brazil),
Sr. Sec’d. Notes, 144A
6.350%	06/30/21	5,440	4,188,800
Odebrecht Offshore Drilling Finance Ltd. (Brazil),
Sr. Sec’d. Notes, 144A
6.750%	10/01/22	919	659,454
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, 144A
4.300%	05/20/23	4,200	4,021,500
Petrobras Global Finance BV (Brazil),
Gtd. Notes
1.896%(c)	05/20/16	600	591,114
2.643%(c)	03/17/17	4,200	4,125,240
3.163%(c)	03/17/20	700	663,950
4.875%	03/17/20	200	190,168
5.375%	01/27/21	2,400	2,308,320
6.250%	03/17/24	4,800	4,634,256
6.850%	06/05/15	5,700	4,676,052
7.875%	03/15/19	400	424,884
Petroleos de Venezuela SA (Venezuela),
Gtd. Notes
5.250%	04/12/17	5,000	2,489,750
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.000%	03/05/20	4,000	4,470,000
8.000%	05/03/19	10,000	11,716,000
Sasol Financing International PLC (South Africa),
Gtd. Notes
4.500%	11/14/22	2,000	2,017,500
Sinopec Group Overseas Development 2014 Ltd. (China),
Gtd. Notes, 144A
4.375%	04/10/24	10,600	11,117,492
Sinopec Group Overseas Development 2015 Ltd. (China),
Gtd. Notes, 144A
2.500%	04/28/20	1,000	984,940
Southwestern Energy Co.,
Sr. Unsec’d. Notes
3.300%	01/23/18	615	630,650
4.050%	01/23/20	855	878,678
Spectra Energy Capital LLC,
Gtd. Notes
6.200%	04/15/18	700	764,732
Standard Pacific Corp.,
Gtd. Notes
8.375%	05/15/18	3,000	3,420,000
Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
Gtd. Notes, 144A
5.500%	10/15/19	900	933,750
6.250%	10/15/22	1,000	1,035,000
Thai Oil PCL (Thailand),
Sr. Unsec’d. Notes, 144A
3.625%	01/23/23	3,000	2,952,750

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Valero Energy Corp.,
Sr. Unsec’d. Notes
4.900%	03/15/45		230	$215,533
Williams Partners LP,
Sr. Unsec’d. Notes
4.000%	09/15/25		2,025	1,896,815

				102,000,929

Paper & Forest Products
Georgia-Pacific LLC,
Sr. Unsec’d. Notes, 144A(f) (original cost $1,847,864; purchased 2/11/15)
3.600%	03/01/25	(g)	1,820	1,802,146
International Paper Co.,
Sr. Unsec’d. Notes
4.800%	06/15/44		1,410	1,307,500

				3,109,646

Pharmaceuticals — 0.2%
Abbott Laboratories,
Sr. Unsec’d. Notes
2.950%	03/15/25		2,030	1,951,553
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.600%	05/14/25		970	958,743
4.500%	05/14/35		1,625	1,589,742
Actavis Funding SCS,
Gtd. Notes
3.800%	03/15/25		1,800	1,768,180
4.550%	03/15/35		1,970	1,873,021
AmerisourceBergen Corp.,
Sr. Unsec’d. Notes
3.250%	03/01/25		470	452,151
Eli Lilly & Co.,
Sr. Unsec’d. Notes
2.750%	06/01/25		700	676,242
Endo Ltd./Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
6.000%	07/15/23		475	485,687
6.000%	02/01/25		500	508,125
Merck & Co., Inc.,
Sr. Unsec’d. Notes
2.750%	02/10/25	(h)	3,375	3,236,406
Roche Holdings, Inc. (Switzerland),
Gtd. Notes, 144A
3.350%	09/30/24		2,290	2,311,892
Valeant Pharmaceuticals International,
Gtd. Notes, 144A
6.750%	08/15/21		2,200	2,293,500
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
6.125%	04/15/25		675	694,406

				18,799,648

Pipelines
Fermaca Enterprises S de RL de CV (Mexico),
Sr. Sec’d. Notes, 144A(f) (original cost $923,132; purchased 6/16/15)
6.375%	03/30/38	(g)	898	911,902

SEE NOTES TO FINANCIAL STATEMENTS.

A18

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Professional Services
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A
5.000%	04/15/22			1,450	$1,421,000

Real Estate Investment Trusts (REITs) — 0.2%
Camden Property Trust,
Sr. Unsec’d. Notes
4.625%	06/15/21			1,700	1,838,037
Crown Castle International Corp.,
Sr. Unsec’d. Notes
4.875%	04/15/22			2,000	2,020,000
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.875%	11/01/20			2,000	2,035,000
Goodman Funding Pty Ltd. (Australia),
Gtd. Notes, 144A
6.375%	11/12/20			300	342,544
6.375%	04/15/21			2,325	2,668,135
Kilroy Realty LP,
Gtd. Notes
5.000%	11/03/15			1,300	1,314,992
Regency Centers LP,
Gtd. Notes
4.800%	04/15/21			1,750	1,897,353
Select Income REIT,
Sr. Unsec’d. Notes
2.850%	02/01/18			605	613,167
Ventas Realty LP/Ventas Capital Corp.,
Gtd. Notes
4.000%	04/30/19			2,000	2,113,288

					14,842,516

Real Estate Management & Development
Brookfield Residential Properties, Inc. (Canada),
Gtd. Notes, 144A
6.500%	12/15/20			1,500	1,493,130
Central China Real Estate Ltd. (China),
Gtd. Notes, RegS
8.000%	01/28/20			200	196,383
Yuzhou Properties Co. Ltd. (China),
Gtd. Notes
9.000%	12/08/19			200	200,058

					1,889,571

Road & Rail — 0.2%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.150%	04/01/45			2,325	2,144,359
ERAC USA Finance LLC,
Gtd. Notes, 144A(f) (original cost $617,800; purchased 2/10/15)
4.500%	02/15/45	(g)		625	574,389
Hellenic Railways Organization SA (Greece),
Gov’t. Gtd. Notes
4.028%	03/17/17	(g)	EUR	900	521,751
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes, 144A
5.875%	07/05/34			7,600	7,761,500

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Road & Rail (continued)
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A(f) (original cost $2,530,736; purchased 2/5/15)
3.050%	01/09/20	(g)	2,490	$2,501,143
Ryder System, Inc.,
Unsec’d. Notes, MTN
2.650%	03/02/20		870	868,596

				14,371,738

Semiconductors & Semiconductor Equipment — 0.1%
Freescale Semiconductor, Inc.,
Sr. Sec’d. Notes, 144A
6.000%	01/15/22		3,900	4,134,000
Micron Technology, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/26		3,000	2,771,250
Sensata Technologies BV (Netherlands),
Gtd. Notes, 144A
5.000%	10/01/25		1,425	1,387,594

				8,292,844

Software
Audatex North America, Inc.,
Gtd. Notes, 144A
6.000%	06/15/21		500	513,750
Microsoft Corp.,
Sr. Unsec’d. Notes
2.375%	02/12/22		2,400	2,357,035

				2,870,785

Specialty Retail — 0.1%
AutoZone, Inc.,
Sr. Unsec’d. Notes
3.250%	04/15/25		2,125	2,051,947
6.950%	06/15/16		2,400	2,532,622
Dufry Finance SCA (Switzerland),
Gtd. Notes, 144A
5.500%	10/15/20		2,000	2,059,010
L Brands, Inc.,
Gtd. Notes
5.625%	10/15/23		3,000	3,150,000

				9,793,579

Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.,
Sr. Unsec’d. Notes
2.150%	02/09/22		3,500	3,343,497
2.850%	05/06/21		400	405,879
Seagate HDD Cayman,
Gtd. Notes
3.750%	11/15/18		1,625	1,694,118

				5,443,494

Textiles, Apparel & Luxury Goods
PVH Corp.,
Sr. Unsec’d. Notes
4.500%	12/15/22		2,500	2,475,000

SEE NOTES TO FINANCIAL STATEMENTS.

A19

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Thrifts & Mortgage Finance — 0.5%
Erste Europaische Pfandbrief und Kommunalkreditbank AG in Luxemburg SA (Luxembourg),
Sec’d. Notes
4.250%	06/04/18	EUR	5,100	$6,243,204
Nykredit Realkredit A/S (Denmark),
Covered Bonds
2.000%	10/01/15	DKK	63,300	9,517,144
Realkredit Danmark A/S (Denmark),
Covered Bonds
2.000%	01/01/16	DKK	217,500	32,845,201

				48,605,549

Tobacco
Altria Group, Inc.,
Gtd. Notes
9.250%	08/06/19		222	278,671
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
3.600%	11/15/23		1,575	1,598,683
Reynolds American, Inc.,
Gtd. Notes
1.050%	10/30/15		700	697,599

				2,574,953

Trading Companies & Distributors — 0.2%
International Lease Finance Corp.,
Sr. Sec’d. Notes, 144A
7.125%	09/01/18		3,200	3,568,000
Sr. Unsec’d. Notes
5.750%	05/15/16		9,000	9,225,000
United Rentals North America, Inc.,
Gtd. Notes
7.625%	04/15/22		3,750	4,059,375

				16,852,375

Wireless Telecommunication Services — 0.2%
America Movil SAB de CV (Mexico),
Sr. Unsec’d. Notes
6.450%	12/05/22	MXN	65,000	3,961,826
7.125%	12/09/24	MXN	23,000	1,419,144
Bharti Airtel International Netherlands BV (India),
Gtd. Notes, 144A
5.125%	03/11/23		400	417,599
5.350%	05/20/24		655	693,566
Gtd. Notes, RegS
3.375%	05/20/21	EUR	500	585,353
5.125%	03/11/23		220	229,680
Clearwire Communications LLC/Clearwire Finance, Inc.,
Sr. Sec’d. Notes, 144A
14.750%	12/01/16		1,750	2,025,625
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A
6.750%	03/01/23		900	882,270
Sprint Communications, Inc.,
Sr. Unsec’d. Notes
6.000%	12/01/16		1,930	1,983,075
9.125%	03/01/17		3,800	4,113,500

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Wireless Telecommunication Services (continued)
TBG Global Pte Ltd. (Indonesia),
Gtd. Notes, RegS
4.625%	04/03/18		1,000	$995,000
T-Mobile USA, Inc.,
Gtd. Notes
6.375%	03/01/25		1,950	1,993,875

				19,300,513

TOTAL CORPORATE BONDS (cost $955,325,444)				934,362,234

FOREIGN GOVERNMENT BONDS — 6.2%
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes
4.950%	02/11/20	EUR	2,300	2,810,214
Autonomous Community of Valencia (Spain),
Sr. Unsec’d. Notes, MTN
4.375%	07/16/15	EUR	1,000	1,116,240
Banco Nacional de Desenvolvimento Economico e Social (Brazil),
Sr. Unsec’d. Notes, 144A
4.000%	04/14/19		3,300	3,333,000
5.750%	09/26/23		1,300	1,326,910
Brazil Notas do Tesouro Nacional (Brazil),
Notes
10.000%	01/01/25	BRL	50,200	13,929,065
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
4.250%	01/07/25		2,000	1,931,000
5.625%	01/07/41		1,500	1,432,500
Unsec’d. Notes
11.000%	06/26/17	EUR	1,300	1,730,111
Bundesrepublik Deutschland (Germany),
Bonds
2.500%	07/04/44	EUR	6,800	9,244,567
4.250%	07/04/39	EUR	19,300	33,324,549
4.750%	07/04/40	EUR	4,200	7,818,168
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond (Germany),
Bonds, TIPS
0.750%	04/15/18	EUR	14,200	17,552,026
Caisse Francaise de Financement Local (France),
Covered Bonds, MTN
5.250%	02/16/17		700	747,072
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
3.875%	08/05/20		800	866,400
CNPC General Capital Ltd. (Hong Kong),
Gtd. Notes, 144A
1.175%(c)	05/14/17		2,600	2,595,986
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
5.000%	06/15/45		675	624,375
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes, 144A
2.750%	03/26/20		975	962,767
Cyprus Government International Bond (Cyprus),
Sr. Unsec’d. Notes, MTN
4.750%	06/25/19	EUR	500	579,723
Sr. Unsec’d. Notes, MTN, 144A
3.750%	11/01/15	EUR	800	888,582

SEE NOTES TO FINANCIAL STATEMENTS.

A20

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
Unsec’d. Notes, MTN
3.875%	05/06/22	EUR	8,000	$8,941,702
Cyprus Government International Bond (Cyprus),
Sr. Unsec’d. Notes, MTN (original cost $1,590,656; purchased 06/24/15)(f)
4.750%	02/25/16	EUR	1,400	1,570,432
Deutsche Bundesrepublik Inflation Linked Bond (Germany),
Bonds, TIPS
0.100%	04/15/23	EUR	800	986,419
1.500%	04/15/16	EUR	2,000	2,615,121
Development Bank of Japan, Inc. (Japan),
Gov’t. Gtd. Notes
1.050%	06/20/23	JPY	150,000	1,291,266
El Salvador Government International Bond (El Salvador),
Unsec’d. Notes, 144A
6.375%	01/18/27		3,300	3,192,750
European Bank For Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes, MTN
0.500%	09/01/23	AUD	600	350,653
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, MTN
0.500%	08/10/23	AUD	2,900	1,714,280
Export Credit Bank of Turkey (Turkey),
Sr. Unsec’d. Notes, 144A
5.000%	09/23/21		7,700	7,747,648
5.375%	11/04/16		785	815,748
Export Development Canada (Canada),
Sr. Unsec’d. Notes
3.875%	03/16/17	NZD	2,800	1,918,270
Export-Import Bank of Korea (South Korea),
Sr. Unsec’d. Notes
2.625%	12/30/20		2,500	2,486,503
2.875%	01/21/25		3,000	2,895,984
4.000%	01/29/21		300	319,433
5.000%	04/11/22		2,600	2,923,027
Sr. Unsec’d. Notes, MTN
6.460%	02/27/17	MXN	20,000	1,288,640
France Government Bond OAT (France),
Bonds, TIPS
0.250%	07/25/18	EUR	2,500	3,019,915
1.000%	07/25/17	EUR	300	397,311
1.600%	07/25/15	EUR	1,000	1,339,011
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, RegS
9.250%	04/23/19		2,300	2,553,000
Hellenic Republic Government Bond (Greece),
Bonds
3.000%(c)	02/24/24	EUR	50	23,647
3.000%(c)	02/24/25	EUR	50	23,155
3.000%(c)	02/24/26	EUR	50	22,284
3.000%(c)	02/24/27	EUR	50	21,976
3.000%(c)	02/24/28	EUR	50	22,228
3.000%(c)	02/24/29	EUR	75	32,794
3.000%(c)	02/24/30	EUR	75	32,691
3.000%(c)	02/24/31	EUR	75	32,621
3.000%(c)	02/24/32	EUR	75	32,102
3.000%(c)	02/24/33	EUR	75	31,248
3.000%(c)	02/24/34	EUR	75	32,000
3.000%(c)	02/24/35	EUR	75	31,325
3.000%(c)	02/24/36	EUR	175	73,976

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
3.000%(c)	02/24/37		EUR	175	$74,936
3.000%(c)	02/24/38		EUR	175	74,760
3.000%(c)	02/24/39		EUR	175	73,189
3.000%(c)	02/24/40		EUR	175	74,579
3.000%(c)	02/24/41		EUR	175	74,379
3.000%(c)	02/24/42		EUR	175	74,867
Bonds, RegS
3.000%(c)	02/24/23		EUR	50	24,581
Sr. Unsec’d. Notes, 144A
4.750%	04/17/19		EUR	1,000	613,376
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes, MTN
3.800%	08/08/17	(g)	JPY	150,000	674,108
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.750%	11/22/23			1,900	2,104,250
6.375%	03/29/21			350	397,075
7.625%	03/29/41			1,304	1,727,983
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, 144A
2.875%	07/08/21		EUR	5,600	6,289,995
Sr. Unsec’d. Notes, RegS
6.750%	01/15/44			1,500	1,740,000
Instituto de Credito Oficial (Spain),
Gov’t. Gtd. Notes, MTN
4.530%	03/17/16		CAD	100	81,174
5.000%	04/10/17			500	528,146
International Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes, MTN
4.500%	08/16/16		NZD	1,000	687,081
Italy Buoni Poliennali del Tesoro (Italy),
Bonds
3.750%	09/01/24		EUR	12,800	15,989,198
4.000%	02/01/37		EUR	2,400	2,999,730
4.500%	03/01/24		EUR	28,300	37,212,332
5.000%	09/01/40		EUR	2,300	3,291,504
5.500%	11/01/22		EUR	200	276,020
Bonds, 144A
4.750%	09/01/44		EUR	1,600	2,245,747
Italy Buoni Poliennali Del Tesoro (Italy),
Bonds, 144A
5.000%	03/01/25		EUR	11,700	15,988,583
Italy Buoni Poliennali del Tesoro (Italy),
Bonds, TIPS
1.700%	09/15/18		EUR	2,200	2,612,488
2.100%	09/15/17		EUR	200	272,360
2.100%	09/15/21		EUR	410	537,769
2.350%	09/15/19		EUR	600	803,070
2.550%	09/15/41		EUR	400	546,173
3.100%	09/15/26		EUR	100	139,395
Sr. Unsec’d. Notes
3.750%	05/01/21		EUR	2,000	2,504,341
Sr. Unsec’d. Notes, 144A
4.750%	09/01/28		EUR	1,600	2,177,904
Sr. Unsec’d. Notes, TIPS
2.250%	04/22/17		EUR	400	460,266
Sr. Unsec’d. Notes, TIPS, 144A
2.350%	09/15/24		EUR	7,790	9,630,594

SEE NOTES TO FINANCIAL STATEMENTS.

A21

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
9.125%	07/02/18		1,800	$2,034,000
Majapahit Holding BV (Indonesia),
Gtd. Notes, RegS
7.750%	01/20/20		3,300	3,815,625
Mexican Bonos (Mexico),
Bonds
3.560%(c)	01/04/18	MXN	53,400	3,451,218
4.750%	06/14/18	MXN	15,469	988,190
6.500%	06/09/22	MXN	50,000	3,295,642
7.500%	06/03/27	MXN	264,500	18,486,964
7.750%	05/29/31	MXN	21,400	1,518,469
8.000%	06/11/20	MXN	66,000	4,693,670
10.000%	12/05/24	MXN	24,900	2,028,516
Mexican Udibonos (Mexico),
Bonds, TIPS
4.000%	11/15/40	MXN	1,400	504,738
4.000%	11/08/46	MXN	16,846	6,117,907
4.500%	12/04/25	MXN	26,386	10,116,091
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44		4,100	3,895,000
New Zealand Government Bond (New Zealand),
Sr. Unsec’d. Notes
2.000%	09/20/25	NZD	11,900	8,252,731
2.500%	09/20/35	NZD	1,700	1,189,122
6.000%	12/15/17	NZD	1,500	1,091,607
Petrobras Global Finance BV (Brazil),
Gtd. Notes
2.000%	05/20/16		1,180	1,166,041
3.875%	01/27/16		1,175	1,180,017
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.500%	01/21/21		1,500	1,626,750
5.500%	06/27/44		2,000	1,840,000
Gtd. Notes, 144A
5.625%	01/23/46		675	630,247
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
8.375%	06/17/19		1,000	1,237,500
9.500%	02/02/30		1,340	2,169,125
Portugal Government International Bond (Portugal),
Unsec’d. Notes, RegS
5.125%	10/15/24		3,700	3,774,296
Portugal Obrigacoes do Tesouro OT (Portugal),
Sr. Unsec’d. Notes, 144A
4.950%	10/25/23	EUR	800	1,044,483
Power Sector Assets & Liabilities Management Corp. (Philippines),
Gov’t. Gtd. Notes, RegS
7.390%	12/02/24		1,000	1,308,800
Province of British Columbia (Canada),
Unsec’d. Notes
4.300%	06/18/42	CAD	300	291,416
Province of Ontario (Canada),
Bonds
4.000%	06/02/21	CAD	2,900	2,625,278
Sr. Unsec’d. Notes
2.450%	06/29/22		800	800,683
4.000%	10/07/19		600	655,523

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
Unsec’d. Notes
3.150%	06/02/22	CAD	7,500	$6,479,303
3.450%	06/02/45	CAD	3,000	2,519,496
3.500%	06/02/24	CAD	3,000	2,625,084
Province of Quebec (Canada),
Bonds
5.000%	12/01/41	CAD	200	209,553
Notes
4.250%	12/01/21	CAD	1,100	1,012,238
Notes, MTN
7.295%	07/22/26		2,400	3,112,469
Sr. Unsec’d. Notes
2.750%	08/25/21		2,200	2,251,368
Unsec’d. Notes
3.500%	12/01/22	CAD	1,600	1,411,010
3.750%	09/01/24	CAD	1,600	1,424,436
Republic of Colombia (Colombia),
Sr. Unsec’d. Notes
4.000%	02/26/24		400	398,000
Republic of Indonesia (Indonesia),
Sr. Unsec’d. Notes, 144A
6.875%	03/09/17		5,940	6,459,750
Sr. Unsec’d. Notes, RegS
6.875%	01/17/18		1,800	2,014,614
Republic of Italy (Italy),
Sr. Unsec’d. Notes, MTN
6.000%	08/04/28	GBP	2,100	3,923,493
Republic of Korea (South Korea),
Sr. Unsec’d. Notes
4.125%	06/10/44		3,300	3,620,760
Republic of Panama (Panama),
Sr. Unsec’d. Notes
3.750%	03/16/25		2,000	1,970,000
Republic of South Africa (South Africa),
Bonds
8.000%	12/21/18	ZAR	6,700	558,508
Sr. Unsec’d. Notes
3.750%	07/24/26	EUR	2,500	2,856,808
Republic of Turkey (Turkey),
Sr. Unsec’d. Notes
5.625%	03/30/21		1,000	1,077,900
7.000%	06/05/20		600	684,878
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A
6.125%	01/22/44		400	448,800
Sr. Unsec’d. Notes, RegS
6.125%	01/22/44		400	448,800
6.750%	02/07/22		900	1,050,750
Sberbank of Russia Via SB Capital SA (Russia),
Sr. Unsec’d. Notes, RegS
5.499%	07/07/15		2,700	2,700,000
Slovenia Government Bond (Slovenia),
Sr. Unsec’d. Notes
5.125%	03/30/26	EUR	900	1,241,897
Sr. Unsec’d. Notes, RegS
5.850%	05/10/23		5,000	5,657,250
Slovenia Government International Bond (Slovenia),
Sr. Unsec’d. Notes, 144A
4.125%	02/18/19		1,800	1,872,000
4.700%	11/01/16	EUR	1,300	1,532,092

SEE NOTES TO FINANCIAL STATEMENTS.

A22

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
5.250%	02/18/24		4,700	$5,123,000
Sr. Unsec’d. Notes, RegS
4.125%	02/18/19		4,500	4,680,000
5.250%	02/18/24		1,400	1,526,000
5.500%	10/26/22		800	887,160
Spain Government Bond (Spain),
Bonds, 144A
3.800%	04/30/24	EUR	20,600	25,907,431
5.150%	10/31/44	EUR	400	595,523
Sr. Unsec’d. Notes, 144A
2.750%	10/31/24	EUR	5,300	6,143,587
4.700%	07/30/41	EUR	300	416,698
Sr. Unsec’d. Notes, MTN
5.250%	04/06/29	GBP	200	353,720
Unsec’d. Notes, 144A
1.600%	04/30/25	EUR	4,400	4,615,443
2.150%	10/31/25	EUR	100	109,390
Spain Government Inflation Linked Bond (Spain),
Sr. Unsec’d. Notes, TIPS, 144A
0.550%	11/30/19	EUR	4,400	4,977,794
1.000%	11/30/30	EUR	1,300	1,345,555
Sweden Government Bond (Sweden),
Bonds
2.500%	05/12/25	SEK	140,000	19,273,502
United Kingdom Gilt (United Kingdom),
Bonds
4.000%	03/07/22	GBP	5,300	9,544,022
4.250%	06/07/32	GBP	500	972,820
4.250%	03/07/36	GBP	400	789,781
4.250%	12/07/40	GBP	3,100	6,260,204
Bonds, TIPS
0.125%	03/22/24	GBP	10,200	18,433,635
Unsec’d. Notes
3.250%	01/22/44	GBP	13,800	23,916,213
3.500%	01/22/45	GBP	800	1,454,158
4.500%	09/07/34	GBP	200	404,564
Xunta de Galicia (Spain),
Sr. Unsec’d. Notes
5.763%	04/03/17	EUR	2,400	2,898,235

TOTAL FOREIGN GOVERNMENT BONDS (cost $604,162,560)				556,613,709

MUNICIPAL BONDS — 0.3%
California — 0.1%
Los Angeles Community College District,
General Obligation Unlimited
6.750%	08/01/49		2,700	3,735,774
San Diego County Regional Airport Authority,
Revenue Bonds, BABs
6.628%	07/01/40		1,100	1,242,120
State of California,
General Obligation Unlimited
7.550%	04/01/39		1,600	2,313,488
7.600%	11/01/40		3,000	4,445,130
7.625%	03/01/40		200	288,676

				12,025,188

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
MUNICIPAL BONDS (continued)
Georgia — 0.1%
Municipal Electric Authority of Georgia,
Revenue Bonds
6.655%	04/01/57	4,000	$4,674,640

Illinois
Chicago Transit Authority,
Revenue Bonds
6.899%	12/01/40	600	681,948

New York — 0.1%
Metropolitan Transportation Authority,
Revenue Bonds
6.687%	11/15/40	1,500	1,937,925
New York City Municipal Water Finance Authority & Sewer Systems,
Revenue Bonds
5.952%	06/15/42	435	545,033
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	6,600	6,318,114

			8,801,072

Ohio
American Municipal Power, Inc.,
Revenue Bonds
8.084%	02/15/50	800	1,176,520

TOTAL MUNICIPAL BONDS (cost $27,746,869)			27,359,368

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.8%
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 2A1
2.752%(c)	09/25/35	235	206,434
American Home Mortgage Assets Trust,
Series 2007-1, Class A1
0.858%(c)	02/25/47	2,243	1,392,369
Banc of America Funding Corp.,
Series 2015-R3, Class 1A1, 144A
0.377%(c)	03/27/36	4,787	4,537,412
Series 2015-R3, Class 2A1, 144A
0.317%(c)	02/27/37	4,816	4,526,479
Series 2015-R3, Class 6A1, 144A
0.357%(c)	05/28/36	5,316	5,029,273
Banc of America Funding Ltd.,
Series 2012-R5, Class A, 144A
0.444%(c)	10/03/39	1,564	1,546,593
Banc of America Funding Trust,
Series 2006-8T2, Class A10
5.753%(c)	10/25/36	41	33,442
Series 2006-J, Class 4A1
2.933%(c)	01/20/47	1,246	1,051,693
Series 2015-R2, Class 5A1, 144A
0.346%(c)	09/29/36	4,786	4,515,453
Series 2015-R4, Class 4A1, 144A
3.500%(c)	01/01/30	2,306	2,313,846
Banc of America Mortgage Trust,
Series 2005-E, Class 2A1
2.797%(c)	06/25/35	83	79,077
Series 2005-H, Class 2A1
2.687%(c)	09/25/35	45	40,929

SEE NOTES TO FINANCIAL STATEMENTS.

A23

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2005-H, Class 2A5
2.687%(c)	09/25/35		534	$488,210
Bancaja 8 Fondo de Titulizacion de Activos (Spain),
Series 8, Class A
0.108%(c)	10/25/37	EUR	460	490,449
BCAP LLC Trust,
Series 2011-RR4, Class 7A2, 144A
15.246%(c)	04/26/37		164	37,500
Series 2011-RR4, Class 8A2, 144A
10.122%(c)	02/26/36		2,232	840,253
Series 2011-RR5, Class 5A1, 144A
5.250%	08/26/37		528	547,706
Series 2011-RR5, Class 12A1, 144A
5.421%(c)	03/26/37		230	224,391
Series 2011-RR5, Class 12A2, 144A
5.401%(c)	03/26/37		1,734	563,072
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-5, Class 1A2
2.564%(c)	08/25/33		11	10,699
Series 2003-9, Class 2A1
2.834%(c)	02/25/34		109	106,132
Series 2004-2, Class 22A
2.648%(c)	05/25/34		23	22,589
Series 2004-10, Class 13A1
2.565%(c)	01/25/35		137	132,184
Series 2004-10, Class 21A1
2.859%(c)	01/25/35		202	203,612
Series 2004-10, Class 22A1
2.522%(c)	01/25/35		76	73,087
Series 2005-1, Class 2A1
2.711%(c)	03/25/35		51	48,899
Series 2005-2, Class A1
2.680%(c)	03/25/35		148	149,674
Series 2005-2, Class A2
2.515%(c)	03/25/35		36	36,554
Series 2005-4, Class 3A1
2.567%(c)	08/25/35		773	671,441
Series 2005-5, Class A1
2.160%(c)	08/25/35		13	13,417
Series 2005-5, Class A2
2.260%(c)	08/25/35		98	98,106
Bear Stearns Alt-A Trust,
Series 2005-10, Class 24A1
2.731%	01/25/36		182	146,683
Series 2005-7, Class 22A1
2.635%(c)	09/25/35		303	257,734
Series 2005-9, Class 24A1
2.689%(c)	11/25/35		143	106,590
Series 2005-10, Class 24A1
2.410%(c)	01/25/36		61	48,894
Series 2006-2, Class 23A1
2.646%(c)	03/25/36		251	192,095
Series 2006-4, Class 21A1
2.523%(c)	08/25/36		225	164,112
Series 2006-5, Class 2A2
2.810%(c)	08/25/36		343	256,156
Series 2006-6, Class 32A1
2.595%(c)	11/25/36		496	358,703

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2006-8, Class 3A1
0.347%(c)	02/25/34		98	$88,997
Bear Stearns Structured Products, Inc.,
Series 2007-R6, Class 1A1
2.331%(c)	01/26/36		1,582	1,271,740
Series 2007-R6, Class 2A1
2.331%(c)	12/26/46		710	544,167
Bear Stearns Structured Products, Inc. Trust,
Series 2007-R6, Class 2A1
2.447%	12/26/46		232	177,832
Berica ABS Srl (Italy),
Series 2011-1, Class A1
0.321%(c)	12/31/55	EUR	930	1,029,961
CHL Mortgage Pass-Through Trust,
Series 2004-12, Class 11A1
2.680%	08/25/34		19	16,318
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-HYB2, Class 2A
2.623%(c)	03/25/34		61	60,682
Series 2005-6, Class A1
2.230%(c)	09/25/35		21	20,938
Series 2005-6, Class A2
2.410%(c)	09/25/35		35	35,219
Series 2005-10, Class 1A2A
2.592%(c)	12/25/35		76	58,122
Series 2005-11, Class A2A
2.510%(c)	10/25/35		1,640	1,621,811
Countrywide Alternative Loan Trust,
Series 2005-21CB, Class A3
5.250%	06/25/35		16	14,443
Series 2005-56, Class 2A2
2.198%(c)	11/25/35		21	17,921
Series 2005-56, Class 2A3
1.658%(c)	11/25/35		21	17,376
Series 2005-62, Class 2A1
1.158%(c)	12/25/35		414	341,015
Series 2005-76, Class 2A1
1.158%(c)	02/25/36		22	19,379
Series 2005-81, Class A1
0.467%(c)	02/25/37		2,310	1,841,930
Series 2006-2CB, Class A14
5.500%	03/25/36		48	40,738
Series 2006-OA11, Class A1B
0.377%(c)	09/25/46		117	100,322
Series 2006-OA19, Class A1
0.367%(c)	02/20/47		3,085	2,289,324
Series 2006-OA22, Class A1
0.341%(c)	02/25/47		192	164,008
Series 2007-16CB, Class 5A1
6.250%	08/25/37		42	35,962
Series 2007-OA4, Class A1
0.351%(c)	05/25/47		860	738,437
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-12, Class 11A1
2.593%(c)	08/25/34		105	91,382
Series 2004-12, Class 12A1
2.530%(c)	08/25/34		370	320,791
Series 2004-22, Class A3
2.429%(c)	11/25/34		27	25,307

SEE NOTES TO FINANCIAL STATEMENTS.

A24

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2004-HYB5, Class 2A1
2.349%(c)	04/20/35		78	$78,053
Series 2005-2, Class 1A1
0.507%(c)	03/25/35		873	661,229
Series 2005-9, Class 1A1
0.487%(c)	05/25/35		909	777,179
Series 2005-HYB6, Class 5A1
4.915%(c)	10/20/35		191	171,002
Series 2005-HYB9, Class 5A1
2.330%(c)	02/20/36		428	366,999
Series 2005-R2, Class 1AF1, 144A
0.521%(c)	06/25/35		29	25,533
Credit Suisse Commercial Mortgage,
Series 2007-3, Class 1A6A
5.579%(c)	04/25/37		256	147,706
Series 2010-18R, Class 4A4, 144A
2.366%(c)	04/26/38		1,700	1,663,615
Series 2015-3R, Class 10A1, 144A
2.185%(c)	10/29/47		3,812	3,808,519
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2003-AR20, Class 2A1
2.559%(c)	08/25/33		19	18,869
Series 2004-AR6, Class 9A2
0.927%(c)	10/25/34		85	82,117
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2003-3, Class 3A1
5.000%	10/25/18		97	98,782
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust,
Series 2006-AB4, Class A1B1
0.287%(c)	10/25/36		13	8,288
Series 2006-AB4, Class A6A2
5.886%(c)	10/25/36		99	82,244
Eurosail PLC (United Kingdom),
Series 2006-4X, Class A3C
0.729%(c)	12/10/44	GBP	1,855	2,779,751
Fannie Mae Connecticut Avenue Securities,
Series 2015-C01, Class 1M1
1.685%(c)	02/25/25		1,238	1,239,161
Fannie Mae REMICS,
Series 2005-54, Class ZM
4.500%	06/25/35		148	162,982
Series 2006-16, Class FC
0.487%(c)	03/25/36		62	62,563
Series 2006-118, Class A2
0.253%(c)	12/25/36		94	94,125
Series 2011-3, Class FA
0.861%(c)	02/25/41		320	323,327
F-E Mortgages Srl (Italy),
Series 1, Class A1
0.357%(c)	12/15/43	EUR	2,300	2,540,783
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA1, Class 1A1
2.235%(c)	03/25/35		647	511,755
First Horizon Mortgage Pass-Through Trust,
Series 2007-AR1, Class 1A1
2.734%(c)	05/25/37		600	479,374

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Fosse Master Issuer PLC (United Kingdom),
Series 2012-1A, Class 2B2, 144A
2.669%(c)	10/18/54	GBP	2,000	$3,154,000
Freddie Mac Reference REMICS,
Series R006, Class ZA
6.000%	04/15/36		235	267,763
Freddie Mac REMICS,
Series 2906, Class GZ
5.000%	09/15/34		675	753,106
Series 3172, Class FK
0.632%(c)	08/15/33		300	301,435
Series 3174, Class FM
0.422%(c)	05/15/36		10	9,661
Freddie Mac Strips,
Series 278, Class F1
0.632%(c)	09/15/42		1,250	1,257,564
Gosforth Funding PLC (United Kingdom),
Series 2011-1, Class A2
2.021%(c)	04/24/47	GBP	311	491,017
Government National Mortgage Assoc.,
Series 2007-8, Class FA
0.487%(c)	03/20/37		304	304,492
Granite Master Issuer PLC (United Kingdom),
Series 2005-1, Class A4
0.384%(c)	12/20/54		345	342,762
Granite Mortgages PLC (United Kingdom),
Series 2003-2, Class 1A3
0.775%(c)	07/20/43		292	291,055
Greenpoint Mortgage Pass-Through Certificates,
Series 2003-1, Class A1
2.782%(c)	10/25/33		546	538,099
GSMSC Resecuritization Trust,
Series 2015-3R, Class 1A1, 144A
0.327%(c)	01/26/37		4,514	4,335,182
Series 2015-3R, Class 1A2, 144A
0.327%(c)	01/26/37		1,300	1,030,120
GSR Mortgage Loan Trust,
Series 2003-1, Class A2
1.860%(c)	03/25/33		11	10,911
Series 2005-AR1, Class 1A1
2.752%(c)	01/25/35		37	35,068
Series 2005-AR2, Class 2A1
2.719%(c)	04/25/35		341	338,804
Series 2005-AR3, Class 6A1
2.630%(c)	05/25/35		403	372,662
Series 2006-AR1, Class 2A1
2.701%(c)	01/25/36		220	203,257
Harborview Mortgage Loan Trust,
Series 2003-1, Class A
2.527%(c)	05/19/33		22	22,273
Series 2004-1, Class 2A
2.415%(c)	04/19/34		135	134,048
Series 2005-2, Class 2A1A
0.408%(c)	05/19/35		754	624,468
Series 2005-4, Class 3A1
2.670%(c)	07/19/35		52	46,486
Series 2005-10, Class 2A1A
0.496%(c)	11/19/35		818	683,875

SEE NOTES TO FINANCIAL STATEMENTS.

A25

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2006-5, Class 2A1A
0.366%(c)	07/19/46		138	$83,022
IndyMac INDA Mortgage Loan Trust,
Series 2005-AR1, Class 2A1
2.751%(c)	11/25/35		105	93,871
IndyMac INDX Mortgage Loan Trust,
Series 2005-AR12, Class 2A1A
0.427%(c)	07/25/35		91	78,843
Series 2006-AR12, Class A1
0.377%(c)	09/25/46		349	296,987
JPMorgan Mortgage Trust,
Series 2003-A2, Class 3A1
1.990%(c)	11/25/33		13	12,790
Series 2005-A2, Class 7CB1
2.628%(c)	04/25/35		91	91,901
Series 2005-A6, Class 2A1
2.553%(c)	08/25/35		54	53,304
Series 2005-ALT1, Class 3A1
2.407%(c)	10/25/35		133	108,818
Series 2006-A1, Class 3A2
2.605%(c)	02/25/36		64	55,267
Series 2007-A1, Class 1A1
2.533%(c)	07/25/35		55	54,955
Series 2007-S3, Class 1A90
7.000%	08/25/37		324	295,796
JPMorgan Resecuritization Trust,
Series 2015-1, Class 6A1, 144A
0.467%(c)	12/27/45		2,860	2,700,871
Kensington Mortgage Securities PLC (United Kingdom),
Series 2007-1X, Class A3C
0.456%(c)	06/14/40		4,084	3,817,319
Lanark Master Issuer PLC (United Kingdom),
Series 2012-2A, Class 1A, 144A
1.684%(c)	12/22/54		970	974,572
Leek Finance Number Eighteen PLC (United Kingdom),
Series 18A, Class A2D, 144A
0.541%(c)	09/21/38		3,382	3,504,374
LSTAR Securities Investment Trust,
Series 2015-1, Class A, 144A
2.184%(c)	01/01/20		4,849	4,830,444
Series 2015-2, Class A, 144A
2.184%(c)	01/01/20		4,828	4,782,122
Series 2015-3, Class A, 144A
2.184%(c)	03/01/20		3,233	3,217,710
Series 2015-4, Class A1, 144A
2.184%(c)	04/01/20		2,929	2,886,349
Series 2015-5, Class A1, 144A
2.184%(c)	04/01/20		2,337	2,327,876
Series 2015-6, Class A, 144A
2.184%(c)	05/01/20		6,332	6,285,789
Ludgate Funding PLC (United Kingdom),
Series 2007-1, Class A2B
0.178%(c)	01/01/61	EUR	2,156	2,211,769
Mansard Mortgages PLC (United Kingdom),
Series 2007-2X, Class A1
1.221%(c)	12/15/49	GBP	3,098	4,681,436

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Marche Mutui Srl (Italy),
Series 4, Class A
0.419%(c)	02/25/55	EUR	2,202	$2,426,998
0.587%(c)	02/25/55	EUR	268	295,175
2.303%	01/27/64	EUR	608	689,743
Series 5, Class A
4.530%	10/27/65	EUR	169	187,784
MASTR Adjustable Rate Mortgages Trust,
Series 2003-6, Class 2A1
2.166%(c)	12/25/33		129	126,644
Merrill Lynch Mortgage Investors Trust,
Series 2003-A2, Class 1A1
2.182%(c)	02/25/33		88	84,108
Series 2005-2, Class 1A
1.673%(c)	10/25/35		65	63,010
Series 2005-A8, Class A3A2
0.437%(c)	08/25/36		16	15,042
MLCC Mortgage Investors, Inc.,
Series 2005-2, Class 2A
2.350%(c)	10/25/35		494	497,696
Morgan Stanley Mortgage Loan Trust,
Series 2006-8AR, Class 5A4
2.128%(c)	06/25/36		172	163,892
NCUA Guaranteed Notes,
Series 2010-R1, Class 1A
0.635%(c)	10/07/20		308	309,656
Series 2010-R2, Class 1A
0.555%(c)	11/06/17		273	273,641
Series 2010-R3, Class 1A
0.741%(c)	12/08/20		257	258,756
Series 2010-R3, Class 2A
0.745%(c)	12/08/20		1,893	1,906,423
Newgate Funding PLC (United Kingdom),
Series 2006-1, Class MB
0.218%(c)	12/01/50	EUR	704	723,729
Series 2007-1X, Class A3
0.727%(c)	12/01/50	GBP	3,200	4,397,094
Series 2007-3X, Class A2B
0.586%(c)	12/15/50	EUR	2,886	3,087,434
Series 2007-3X, Class A3
1.571%(c)	12/15/50	GBP	1,479	2,227,603
Series 2007-3X, Class BA
1.821%(c)	12/15/50	GBP	370	536,707
Provident Funding Mortgage Loan Trust,
Series 2003-1, Class A
2.540%(c)	08/25/33		72	74,387
PUMA Global Trust No 5 (Australia),
Series G5, Class A1, 144A
0.421%(c)	02/21/38		78	77,772
Residential Accredit Loans, Inc.,
Series 2005-QS13, Class 2A3
5.750%	09/25/35		167	150,644
Series 2006-QO6, Class A1
0.367%(c)	06/25/46		742	325,512
Series 2007-QO2, Class A1
0.337%(c)	02/25/47		2,507	1,444,557

SEE NOTES TO FINANCIAL STATEMENTS.

A26

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Residential Asset Securitization Trust,
Series 2005-A4, Class A1
0.637%(c)	04/25/35		396	$298,752
Residential Funding Mortgage Securities I,
Series 2005-SA4, Class 1A21
2.990%(c)	09/25/35		428	339,942
Series 2006-SA1, Class 2A1
3.781%(c)	02/25/36		92	83,029
ResLoC UK PLC (United Kingdom),
Series 2007-1X, Class A3B
0.731%(c)	12/15/43	GBP	959	1,377,635
Series 2007-1X, Class M1B
0.791%(c)	12/15/43	GBP	990	1,371,545
RMAC PLC (United Kingdom),
Series 2004-NSP4, Class A2
0.761%(c)	12/12/36	GBP	1,120	1,641,899
RMAC Securities No. 1 PLC (United Kingdom),
Series 2006-NS3X, Class A2A
0.721%(c)	06/12/44	GBP	2,873	4,162,517
Sequoia Mortgage Trust,
Series 2007-3, Class 1A1
0.387%(c)	07/20/36		189	175,731
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1, Class 4A1
2.637%	02/25/34		17	17,092
2.517%(c)	02/25/34		197	196,558
Series 2004-4, Class 3A2
2.479%(c)	04/25/34		30	30,363
Series 2004-18, Class 5A
2.576%(c)	12/25/34		47	45,561
Series 2005-1, Class 2A
2.431%(c)	02/25/35		5,303	5,223,631
Series 2005-18, Class 6A1
2.475%(c)	09/25/35		703	623,556
Structured Asset Mortgage Investments II Trust,
Series 2004-AR5, Class 1A1
0.846%(c)	10/19/34		14	13,186
Series 2005-AR5, Class A2
0.436%(c)	07/19/35		242	233,779
Series 2006-AR3, Class 12A1
0.407%(c)	05/25/36		221	159,573
Series 2006-AR7, Class A1BG
0.301%(c)	08/25/36		1,890	1,464,847
Series 2007-AR4, Class A3
0.407%(c)	09/25/47		664	529,187
Structured Asset Securities Corp. Trust,
Series 2006-11, Class A1, 144A
2.652%(c)	10/28/35		3	3,247
Superannuation Members Home Loan Programme (The) (Australia),
Series 2009-3, Class A1
3.435%(c)	11/07/40	AUD	121	93,411
TBW Mortgage-Backed Pass-Through Certificates,
Series 2006-4, Class A6
5.970%(c)	09/25/36		284	51,595
Thornburg Mortgage Securities Trust,
Series 2007-3, Class 2A1
1.437%(c)	06/25/47		147	130,580

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
TORRENS Trust (Australia),
Series 2007-1, Class A
2.685%(c)	10/19/38	AUD	97	$74,218
Wachovia Mortgage Loan Trust LLC,
Series 2007-A, Class 3A1
2.553%(c)	03/20/37		260	248,607
Washington Mutual Alternative Mortgage Pass-Through Certificates,
Series 2005-2, Class 1A3
0.637%(c)	04/25/35		1,246	941,944
Series 2006-AR5, Class 3A
1.098%(c)	07/25/46		57	34,998
Washington Mutual Mortgage Pass-Through Certificates,
Series 2002-AR17, Class 1A
1.347%(c)	11/25/42		2	1,693
Series 2005-AR10, Class 3A1
4.473%(c)	08/25/35		14	12,958
Series 2005-AR16, Class 1A3
2.338%(c)	12/25/35		865	818,003
Series 2006-AR2, Class 2A1
3.867%(c)	03/25/36		310	280,093
Series 2006-AR5, Class A12A
1.138%(c)	06/25/46		61	56,639
Series 2006-AR7, Class 3A
2.198%(c)	07/25/46		327	294,118
Series 2006-AR10, Class 1A2
2.243%(c)	09/25/36		88	79,048
Series 2006-AR13, Class 2A
2.187%(c)	10/25/46		34	30,882
Series 2006-AR15, Class 2A
2.187%(c)	11/25/46		110	98,812
Series 2006-AR19, Class 1A1A
0.877%(c)	01/25/47		196	177,202
Wells Fargo Mortgage-Backed Securities Trust,
Series 2004-S, Class A1
2.717%(c)	09/25/34		52	52,999
Series 2005-AR4, Class 1A3
2.649%(c)	04/25/35		2,465	2,498,050
Series 2006-AR2, Class 2A1
2.621%(c)	03/25/36		532	529,533
Series 2006-AR2, Class 2A3
2.621%(c)	03/25/36		380	375,105
Series 2006-AR6, Class 3A1
2.580%(c)	03/25/36		245	237,362
Series 2006-AR8, Class 3A1
2.599%(c)	04/25/36		157	151,930
Series 2006-AR10, Class 5A6
2.721%(c)	07/25/36		300	290,104

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $159,835,428)				163,619,834

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.6%
Federal Home Loan Mortgage Corp.
2.250%(c)	03/01/35		6	5,791
5.500%	10/01/36		20	22,707
Federal National Mortgage Assoc.
1.346%(c)	11/01/42-03/01/44		150	153,998

SEE NOTES TO FINANCIAL STATEMENTS.

A27

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.260%(c)	06/01/35		41	$42,857
2.604%(c)	09/01/19		1	763
3.500%	TBA		43,000	45,265,561
4.000%	08/01/41		247	263,056
4.295%	06/01/21		2,919	3,219,335
4.500%	03/01/25-11/01/25		181	192,113
5.000%	04/01/30		547	605,864
6.000%	06/01/38		201	228,257
Government National Mortgage Assoc.
4.000%	11/15/40-11/15/43		2,397	2,584,817
4.500%	08/15/40-03/15/41		2,786	3,031,368
Overseas Private Investment Corp.
4.140%	05/15/30		940	1,015,689

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $56,130,300)				56,632,176

U.S. TREASURY OBLIGATIONS — 9.9%
U.S. Treasury Bonds
2.500%	02/15/45		3,720	3,273,897
2.750%	08/15/42		2,300	2,139,899
3.000%	05/15/42-05/15/45		3,820	3,743,343
3.000%	11/15/44	(h)	2,700	2,641,149
3.125%	11/15/41-02/15/42		5,300	5,333,945
6.125%	08/15/29	(h)	3,000	4,245,000
U.S. Treasury Floating Rate Note
0.084%(c)	04/30/17	(h)	1,356	1,355,879
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/16-07/15/22		234,630	243,308,609
0.125%	01/15/23	(h)(k)	91,900	92,530,738
0.125%	07/15/24	(h)(k)	7,100	6,899,027
0.250%	01/15/25	(h)	2,100	2,057,455
0.375%	07/15/23	(h)(k)	6,775	6,912,287
0.625%	02/15/43		9,100	8,301,839
0.625%	07/15/21	(h)	80,350	87,057,411
0.750%	02/15/42-02/15/45		31,120	29,000,393
1.125%	01/15/21		17,100	19,561,543
1.250%	07/15/20		30,200	35,054,873
1.375%	01/15/20		8,000	9,356,858
1.375%	02/15/44	(h)	35,610	38,588,441
1.750%	01/15/28	(h)	8,120	10,387,699
1.875%	07/15/19	(h)	700	845,238
2.000%	01/15/26		13,250	18,130,870
2.000%	01/15/16	(h)	1,700	2,055,512
2.125%	02/15/41		1,800	2,412,057
2.125%	02/15/40	(h)	3,900	5,257,035
2.125%	01/15/19	(h)	3,800	4,559,287
2.375%	01/15/27	(h)	32,200	45,197,697
2.375%	01/15/25	(h)	32,460	47,927,423
2.500%	07/15/16		10,040	12,198,123
2.500%	01/15/29	(h)	45,930	62,374,905
3.625%	04/15/28		2,870	5,719,862
3.875%	04/15/29		16,630	33,898,465
U.S. Treasury Notes
1.500%	05/31/20		7,400	7,359,529

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
U.S. TREASURY OBLIGATIONS (continued)
1.750%	03/31/22	(h)		3,400	$3,338,375
2.125%	05/15/25			25,615	25,150,729

TOTAL U.S. TREASURY OBLIGATIONS (cost $896,466,619)					888,175,392

TOTAL LONG-TERM INVESTMENTS (cost $7,710,190,243)					8,531,552,651

			Shares
SHORT-TERM INVESTMENTS — 17.1%
AFFILIATED MONEY MARKET MUTUAL FUND — 11.9%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $1,060,719,994; includes $428,985,872 of cash collateral for securities on loan)(b)(w)				1,060,719,994	1,060,719,994

			Principal Amount (000)#
REPURCHASE AGREEMENTS(m) — 3.6%
Barclays Capital Group,
0.200%, dated 06/30/15, due 07/06/15 inthe amount of $132,004,400				132,000	132,000,000
Barclays Capital Group,
0.250%, dated 06/30/15, due 07/01/15 in the amount of $35,100,244				35,100	35,100,000
Deutsche Bank AG,
0.140%, dated 06/30/15, due 07/01/15 in the amount of $52,500,204				52,500	52,500,000
Goldman Sachs & Co.,
0.350%, dated 06/30/15, due 07/01/15 in the amount of $18,000,175				18,000	18,000,000
Morgan Stanley,
0.220%, dated 06/30/15, due 07/01/15 in the amount of $87,200,533				87,200	87,200,000

TOTAL REPURCHASE AGREEMENTS (cost $324,800,000)					324,800,000

FOREIGN TREASURY OBLIGATIONS(n) — 0.8%
Brazil Letras do Tesouro Nacional
13.175%	04/01/16		BRL	65,000	18,896,893
11.411%	10/01/15		BRL	76,980	23,919,237
12.701%	01/01/16		BRL	97,200	29,198,985

TOTAL FOREIGN TREASURY OBLIGATIONS (cost $82,011,148)					72,015,115

SEE NOTES TO FINANCIAL STATEMENTS.

A28

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
U.S. TREASURY OBLIGATIONS(n) — 0.3%
U.S. Treasury Bills
0.005%	09/10/15	(h)	1,731	$1,731,052
0.005%	09/17/15	(h)(k)	401	401,000
0.010%	10/15/15	(h)	111	110,993
0.011%	09/03/15	(h)	671	671,000
0.013%	08/27/15	(h)	532	532,002
0.015%	09/17/15		451	451,000
0.016%	08/20/15	(h)	2,641	2,641,000
0.150%	09/17/15	(k)	19,200	19,200,000

TOTAL U.S. TREASURY OBLIGATIONS (cost $25,731,638)				25,738,047

U.S. GOVERNMENT AGENCY OBLIGATIONS(n) — 0.3%
Federal Home Loan Bank,
0.039%	07/15/15		13,300	13,299,798
0.040%	07/08/15-07/10/15		1,000	999,990
0.070%	08/14/15-08/19/15		5,800	5,799,542
0.075%	08/12/15		4,800	4,799,677

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $24,898,824)				24,899,007

CERTIFICATES OF DEPOSIT(n) — 0.2%
Banco Bilbao Vizcaya Argentaria (Spain)
1.027%	10/23/15		7,500	7,496,580
1.126%	05/16/16		3,250	3,238,547
Intesa Sanpaolo SpA (Italy)
1.656%	04/11/16		10,800	10,825,543

TOTAL CERTIFICATES OF DEPOSIT (cost $21,577,255)				21,560,670

Counterparty	Notional Amount (000)#
OPTIONS PURCHASED*
Call Options
10 Year Euro-Bund Futures,
expiring 08/21/15, Strike Price $154.50	EUR	4,600	44,616
Brent (ICE) Calendar Swap Futures,
expiring 01/29/16, Strike Price $71.50		1	4,160
expiring 01/29/16, Strike Price $87.00		2	1,860
expiring 02/28/16, Strike Price $71.50		1	4,820
expiring 02/29/16, Strike Price $87.00		2	2,560
expiring 03/31/16, Strike Price $71.50		1	5,250
expiring 03/31/16, Strike Price $87.00		2	3,000
Brent Crude Futures,
expiring 12/11/15, Strike Price $83.00		7	6,440

	Counterparty	Notional Amount (000)#	Value (Note 2)
OPTIONS PURCHASED* (continued)
Call Options (continued)
Currency option EUR vs USD,
expiring 07/16/15, @ FX Rate 1.28	Citigroup Global Markets	EUR 25,000	$14
Federal National Mortgage Assoc.,
expiring 09/08/15, Strike Price $108.63	Deutsche Bank AG	13,000	203
Henry Hub Natural Gas Futures,
expiring 04/26/16, Strike Price $3.50		260	44,200
Interest Rate Swap Options,
Receive a fixed rate of 1.25% and pay a floating rate based on 3-month LIBOR, expiring 08/19/15	Citigroup Global Markets	500	269,154
Receive a fixed rate of 1.05% and pay a floating rate based on 3-month LIBOR, expiring 08/24/15	JPMorgan Chase	922	17,382
Receive a fixed rate of 1.35% and pay a floating rate based on 3-month LIBOR, expiring 08/24/15	JPMorgan Chase	922	95,394
Receive a fixed rate of 1.00% and pay a floating rate based on 3-month LIBOR, expiring 10/28/15	Citigroup Global Markets	310	52,329
Receive a fixed rate of 1.55% and pay a floating rate based on 3-month LIBOR, expiring 11/09/15	Citigroup Global Markets	350	224,625
Receive a fixed rate of 0.80% and pay a floating rate based on 3-month LIBOR, expiring 01/19/16	Morgan Stanley	32,700	34,888
Receive a fixed rate of 1.75% and pay a floating rate based on 3-month LIBOR, expiring 02/23/16	Citigroup Global Markets	335	304,121
Receive a fixed rate of 1.50% and pay a floating rate based on 3-month LIBOR, expiring 04/28/16	Citigroup Global Markets	211	108,342

			1,223,358

Put Options
90 Day Euro Dollar,
expiring 12/14/15, Strike Price $99.13		1,918	13,975

SEE NOTES TO FINANCIAL STATEMENTS.

A29

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

	Counterparty	Notional Amount (000)#	Value (Note 2)
OPTIONS PURCHASED* (continued)
Put Options (continued)
expiring 12/14/15, Strike Price $99.38		1,918	$76,863
expiring 12/14/15, Strike Price $99.38		135,000	18,563
5 Year U.S. Treasury Note Future,
expiring 08/21/15, Strike Price $112.75		14,200	1,109
10 Year U.S. Treasury Note Future,
expiring 08/21/15, Strike Price $109.00		58,800	9,188
expiring 08/21/15, Strike Price $110.00		3,500	547
Corn No. 2 Futures,
expiring 11/20/15, Strike Price $340.00		120	3,000
Crude Oil Futures,
expiring 11/17/15, Strike Price $48.00		7	8,330
expiring 11/17/15, Strike Price $48.00		34	40,460
Interest Rate Swap Options,
Pay a fixed rate of 2.87% and receive a floating rate based on 3-month LIBOR, expiring 08/11/15	Morgan Stanley	5,000	170,119
Pay a fixed rate of 3.05% and receive a floating rate based on 3-month LIBOR, expiring 08/11/15	Morgan Stanley	1,700	27,527
Pay a fixed rate of 3.45% and receive a floating rate based on 3-month LIBOR, expiring 09/21/15	Bank of America	5,000	29,515
Pay a fixed rate of 3.45% and receive a floating rate based on 3-month LIBOR, expiring 09/21/15	Citigroup Global Markets	3,300	19,480
Pay a fixed rate of 0.95% and receive a floating rate based on 3-month LIBOR, expiring 12/15/15	Citigroup Global Markets	20,300	21,303
Pay a fixed rate of 0.95% and receive a floating rate based on 3-month LIBOR, expiring 12/15/15	Morgan Stanley	25,400	26,655
Pay a fixed rate of 2.68% and receive a floating rate based on 3-month LIBOR, expiring 12/11/17	Morgan Stanley	5,000	733,374
Live Cattle Futures,
expiring 12/04/15, Strike Price $140.00		80	960

	Counterparty	Notional Amount (000)#	Value (Note 2)
OPTIONS PURCHASED* (continued)
Put Options (continued)
expiring 12/04/15, Strike Price $140.00		80	$960
No. 2 Soft Red Winter Wheat,
expiring 07/24/15, Strike Price $495.00		50	125

			1,202,053

TOTAL OPTIONS PURCHASED (cost $3,141,368)			2,425,411

TOTAL SHORT-TERM INVESTMENTS (cost $1,542,880,227)			1,532,158,244

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 112.6% (cost $9,253,070,470)			10,063,710,895

Interest Rate	Maturity Date	Principal Amount (000)#
SECURITIES SOLD SHORT — (0.6)%
U.S. GOVERNMENT AGENCY OBLIGATIONS — (0.6)%
Federal National Mortgage Assoc.
3.500%	TBA	5,000	$(5,152,734)
4.500%	TBA	3,000	(3,243,281)
5.500%	TBA	2,000	(2,246,250)
4.500%	TBA	40,000	(43,181,252)

TOTAL SECURITIES SOLD SHORT (proceeds received $53,864,688)			(53,823,517)

	Notional Amount (000)#
OPTIONS WRITTEN*
Call Options
10 Year Euro-Bund Futures,
expiring 07/24/15, Strike Price $153.50	EUR	3,900	(34,783)
expiring 07/24/15, Strike Price $154.00	EUR	6,700	(47,805)
expiring 07/24/15, Strike Price $154.50	EUR	10,800	(62,610)
expiring 07/24/15, Strike Price $155.00	EUR	8,300	(37,938)
expiring 08/21/15, Strike Price $157.50	EUR	4,600	(14,872)
10 Year U.S. Treasury Note Future,
expiring 07/24/15, Strike Price $126.50		6,100	(41,938)
expiring 07/24/15, Strike Price $127.00		12,100	(60,500)
expiring 07/24/15, Strike Price $127.50		6,000	(21,562)
expiring 08/21/15, Strike Price $127.00		4,500	(37,969)

SEE NOTES TO FINANCIAL STATEMENTS.

A30

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

	Counterparty	Notional Amount (000)#		Value (Note 2)
OPTIONS WRITTEN* (continued)
Call Options (continued)
Currency option EUR vs USD,
expiring 07/02/15, @ FX Rate 1.15	UBS AG	EUR	6,330	$(511)
expiring 07/15/15, @ FX Rate 1.15	Barclays Capital Group	EUR	1,250	(2,866)
Currency option USD vs BRL,
expiring 07/01/15, @ FX Rate 2.68	Deutsche Bank AG		370	(51,269)
expiring 03/17/16, @ FX Rate 4.00	Credit Suisse First Boston Corp.		2,800	(44,992)
Currency option USD vs ILS,
expiring 07/27/15, @ FX Rate 4.00	Deutsche Bank AG		1,800	(440)
expiring 07/29/15, @ FX Rate 4.00	Citigroup Global Markets		1,400	(423)
expiring 08/04/15, @ FX Rate 3.98	Goldman Sachs & Co.		1,700	(1,100)
Currency option USD vs INR,
expiring 07/15/15, @ FX Rate 65.00	JPMorgan Chase		1,200	(693)
expiring 07/16/15, @ FX Rate 65.50	Goldman Sachs & Co.		100	(30)
expiring 07/24/15, @ FX Rate 65.50	Goldman Sachs & Co.		30,900	(23,070)
Currency option USD vs JPY,
expiring 07/28/15, @ FX Rate 123.40	Hong Kong & Shanghai Bank		1,415	(7,644)
expiring 07/28/15, @ FX Rate 123.55	Citigroup Global Markets		5,785	(27,392)
expiring 07/29/15, @ FX Rate 123.15	Goldman Sachs & Co.		7,700	(50,289)
Gasoline RBOB Futures,
expiring 11/24/15, Strike Price $215.00			294	(10,996)
Henry Hub Natural Gas Futures,
expiring 10/27/15, Strike Price $3.40			260	(31,200)
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA,
expiring 06/01/16, Strike Price $3.06	Deutsche Bank AG		1,800	(813)
Inflation Floor Option, Inflation on the Eurostat Eurozone HICP,
expiring 06/22/35, Strike Price $3.00	Goldman Sachs & Co.	EUR	230	(90,397)
Interest Rate Swap Options,
Pay a fixed rate of 2.05% and receive a floating rate based on 3-month LIBOR, expiring 07/13/15	Citigroup Global Markets		10,300	(1,395)

	Counterparty	Notional Amount (000)#		Value (Note 2)
OPTIONS WRITTEN* (continued)
Call Options (continued)
Pay a fixed rate of 2.35% and receive a floating rate based on 3-month LIBOR, expiring 08/03/15	Morgan Stanley		12,200	$(67,669)
Pay a fixed rate of 2.37% and receive a floating rate based on 3-month LIBOR, expiring 08/11/15	Morgan Stanley		5,000	(6,332)
Pay a fixed rate of 2.50% and receive a floating rate based on 3-month LIBOR, expiring 08/11/15	Morgan Stanley		1,700	(4,888)
Pay a fixed rate of 0.85% and receive a floating rate based on 3-month LIBOR, expiring 08/19/15	Barclays Capital Group	EUR	180	(5,582)
Pay a fixed rate of 1.75% and receive a floating rate based on 3-month LIBOR, expiring 08/20/15	Goldman Sachs & Co.	GBP	260	(8,065)
Pay a fixed rate of 1.20% and receive a floating rate based on 3-month LIBOR, expiring 08/24/15	JPMorgan Chase		1,844	(90,139)
Pay a fixed rate of 1.90% and receive a floating rate based on 3-month LIBOR, expiring 09/09/15	JPMorgan Chase	GBP	290	(25,532)
Pay a fixed rate of 2.91% and receive a floating rate based on 3-month LIBOR, expiring 09/14/15	JPMorgan Chase		11,900	(36,533)
Pay a fixed rate of 2.91% and receive a floating rate based on 3-month LIBOR, expiring 09/14/15	Morgan Stanley		18,700	(65,054)
Pay a fixed rate of 2.35% and receive a floating rate based on 3-month LIBOR, expiring 09/30/15	Deutsche Bank AG		500	(4,780)

SEE NOTES TO FINANCIAL STATEMENTS.

A31

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

	Counterparty	Notional Amount (000)#		Value (Note 2)
OPTIONS WRITTEN* (continued)
Call Options (continued)
Pay a fixed rate of 2.35% and receive a floating rate based on 3-month LIBOR, expiring 09/30/15	Goldman Sachs & Co.		1,800	$(17,209)
Pay a fixed rate of 0.52% and receive a floating rate based on 3-month LIBOR, expiring 01/19/16	Morgan Stanley		32,700	(8,342)
Pay a fixed rate of 0.66% and receive a floating rate based on 3-month LIBOR, expiring 01/19/16	Morgan Stanley		3,270	(18,498)
5 Year iTraxx.O EU.23,
expiring 08/19/15, Strike Price $0.85	BNP Paribas	EUR	1,700	(5,272)
expiring 08/19/15, Strike Price $0.85	Credit Suisse First Boston Corp.	EUR	1,500	(4,652)
expiring 08/19/15, Strike Price $0.85	Goldman Sachs & Co.	EUR	1,700	(5,272)
expiring 09/16/15, Strike Price $0.90	Barclays Capital Group	EUR	3,400	(11,520)
expiring 09/16/15, Strike Price $0.90	Goldman Sachs & Co.	EUR	14,600	(49,469)
expiring 09/16/15, Strike Price $0.90	JPMorgan Chase	EUR	1,500	(5,082)
Natural Gas Futures,
expiring 07/28/15, Strike Price $3.05			10	(530)
expiring 07/28/15, Strike Price $3.10			70	(2,660)
expiring 07/28/15, Strike Price $3.15			30	(990)
NY Harbor ULSD Financial Futures,
expiring 01/29/16, Strike Price $2.10			42	(5,011)
expiring 01/29/16, Strike Price $2.50			84	(2,646)
expiring 02/28/16, Strike Price $2.10			42	(5,401)
expiring 02/28/16, Strike Price $2.50			84	(3,200)
expiring 03/31/16, Strike Price $2.10			42	(5,632)
expiring 03/31/16, Strike Price $2.50			84	(3,646)
NYMEX Crude Oil Futures,
expiring 07/20/15, Strike Price $0.25			3	(150)
expiring 08/19/15, Strike Price $0.25			3	(450)
expiring 09/21/15, Strike Price $0.25			3	(450)

	Counterparty	Notional Amount (000)#		Value (Note 2)
OPTIONS WRITTEN* (continued)
Call Options (continued)
expiring 10/19/15, Strike Price $0.25			3	$(630)
expiring 11/19/15, Strike Price $0.25			3	(720)
S&P GSCI Crude Oil Total Return Index,
expiring 07/09/15, Strike Price $0.36	Goldman Sachs & Co.		2,300	—
S&P GSCI Natural Gas Index Excess Return,
expiring 08/06/15, Strike Price $1.10	Goldman Sachs & Co.		2,200	—
expiring 08/11/15, Strike Price $0.41	Goldman Sachs & Co.		4,200	—
expiring 08/11/15, Strike Price $0.73	Goldman Sachs & Co.		3,400	—
Soybean Futures,
expiring 07/24/15, Strike Price $980.00			55	(40,839)
WTI Brent ICSO Futures,
expiring 07/15/15, Strike Price $4.00			7	(3,080)
WTI Crude Oil Futures,
expiring 07/20/15, Strike Price $0.25			9	(450)
expiring 08/19/15, Strike Price $0.25			9	(1,350)
expiring 09/21/15, Strike Price $ —			4	(320)
expiring 09/21/15, Strike Price $0.25			9	(1,350)
expiring 10/19/15, Strike Price $ —			4	(440)
expiring 10/19/15, Strike Price $0.25			9	(1,890)
expiring 11/19/15, Strike Price $ —			4	(560)
expiring 11/19/15, Strike Price $0.25			9	(2,160)

				(1,229,942)

Put Options
90 Day Euro Dollar,
expiring 12/14/15, Strike Price $99.25			2,795	(69,875)
10 Year Euro-Bund Futures,
expiring 08/21/15, Strike Price $147.00		EUR	4,600	(19,488)
10 Year U.S. Treasury Note Future,
expiring 07/24/15, Strike Price $125.00			7,200	(27,000)
expiring 07/24/15, Strike Price $125.50			4,200	(22,312)
expiring 08/21/15, Strike Price $124.00			4,500	(18,281)
Brent Crude Futures,
expiring 11/10/15, Strike Price $54.00			12	(17,760)
expiring 11/10/15, Strike Price $55.00			22	(36,740)

SEE NOTES TO FINANCIAL STATEMENTS.

A32

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

	Counterparty	Notional Amount (000)#		Value (Note 2)
OPTIONS WRITTEN* (continued)
Put Options (continued)
expiring 11/10/15, Strike Price $55.00			4	$(6,680)
Currency option EUR vs USD,
expiring 07/28/15, @ FX Rate 1.10	JPMorgan Chase	EUR	4,553	(47,333)
expiring 07/28/15, @ FX Rate 1.10	UBS AG	EUR	947	(9,951)
expiring 07/29/15, @ FX Rate 1.11	Citigroup Global Markets	EUR	10,400	(129,394)
Currency option USD vs INR,
expiring 07/15/15, @ FX Rate 61.50	JPMorgan Chase		1,200	(20)
Currency option USD vs JPY,
expiring 02/18/16, @ FX Rate 91.00	Goldman Sachs & Co.		4,500	(961)
expiring 09/08/16, @ FX Rate 93.00	Bank of America		8,700	(13,318)
expiring 09/08/16, @ FX Rate 95.00	Citigroup Global Markets		13,600	(25,586)
expiring 09/08/16, @ FX Rate 96.00	Citigroup Global Markets		3,900	(8,147)
ICE Brent Futures,
expiring 11/10/15, Strike Price $54.00			3,000	(4,440)
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA,
expiring 01/22/18, Strike Price $ —	Deutsche Bank AG		700	(3,643)
expiring 03/24/20, Strike Price $34.81	JPMorgan Chase		7,900	(85,824)
expiring 04/07/20, Strike Price $216.69	Citigroup Global Markets		4,200	(2,515)
expiring 09/29/20, Strike Price $ —	Citigroup Global Markets		700	(473)
expiring 09/29/20, Strike Price $ —	Citigroup Global Markets		400	(270)
expiring 05/16/24, Strike Price $4.00	JPMorgan Chase		600	(1,936)
Interest Rate Swap Options,
Receive a fixed rate of 1.95% and pay a floating rate based on 3-month LIBOR, expiring 07/13/15	Deutsche Bank AG		13,500	(13,237)
Receive a fixed rate of 1.95% and pay a floating rate based on 3-month LIBOR, expiring 07/13/15	Morgan Stanley		24,900	(24,414)
Receive a fixed rate of 2.40% and pay a floating rate based on 3-month LIBOR, expiring 07/15/15	Goldman Sachs & Co.		9,400	(100,050)
Receive a fixed rate of 2.75% and pay a floating rate based on 3-month LIBOR, expiring 08/03/15	Morgan Stanley		12,200	(30,499)

	Counterparty	Notional Amount (000)#		Value (Note 2)
OPTIONS WRITTEN* (continued)
Put Options (continued)
Receive a fixed rate of 2.40% and pay a floating rate based on 3-month LIBOR, expiring 08/20/15	Goldman Sachs & Co.	GBP	260	$(18,517)
Receive a fixed rate of 2.50% and pay a floating rate based on 3-month LIBOR, expiring 09/21/15	Bank of America		21,000	(17,945)
Receive a fixed rate of 2.50% and pay a floating rate based on 3-month LIBOR, expiring 09/21/15	Citigroup Global Markets		13,900	(11,878)
Receive a fixed rate of 2.85% and pay a floating rate based on 3-month LIBOR, expiring 09/30/15	Deutsche Bank AG		500	(3,011)
Receive a fixed rate of 2.85% and pay a floating rate based on 3-month LIBOR, expiring 09/30/15	Goldman Sachs & Co.		1,800	(10,838)
Receive a fixed rate of 2.50% and pay a floating rate based on 3-month LIBOR, expiring 12/11/17	Morgan Stanley		21,000	(675,293)
5 Year iTraxx.O EU.23,
expiring 08/19/15, Strike Price $0.90	Citigroup Global Markets	EUR	3,400	(8,402)
expiring 08/19/15, Strike Price $0.95	BNP Paribas	EUR	5,800	(11,639)
5 Year iTraxx.O EU23,
expiring 08/19/15, Strike Price $0.95	Goldman Sachs & Co.	EUR	6,400	(10,708)
Lean Hog Futures,
expiring 12/14/15, Strike Price $56.00			200	(3,000)
expiring 12/14/15, Strike Price $56.00			200	(3,000)
Natural Gas Futures,
expiring 07/28/15, Strike Price $2.55			20	(620)
expiring 07/28/15, Strike Price $2.60			30	(1,260)
No. 2 Soft Red Winter Wheat Futures,
expiring 07/24/15, Strike Price $475.00			50	(63)
expiring 11/20/15, Strike Price $460.00			90	(1,800)
NYMEX Crude Oil Futures,
expiring 07/20/15, Strike Price $1.00			3	(30)
expiring 08/19/15, Strike Price $1.00			3	(90)

SEE NOTES TO FINANCIAL STATEMENTS.

A33

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

	Counterparty	Notional Amount (000)#	Value (Note 2)
OPTIONS WRITTEN* (continued)
Put Options (continued)
expiring 09/21/15, Strike Price $1.00		3	$(180)
expiring 10/19/15, Strike Price $1.00		3	(300)
expiring 11/19/15, Strike Price $1.00		3	(330)
Platinum Gold Futures,
expiring 07/13/15, Strike Price $65.00		1	(17,870)
Soybean Futures,
expiring 07/24/15, Strike Price $880.00		55	(139)
WTI Brent ICSO Futures,
expiring 07/15/15, Strike Price $9.00		7	(70)
WTI Crude Oil Futures,
expiring 07/20/15, Strike Price $1.00		9	(90)
expiring 08/19/15, Strike Price $1.00		9	(270)
expiring 09/21/15, Strike Price $0.75		4	(360)
expiring 09/21/15, Strike Price $1.00		9	(540)
expiring 10/19/15, Strike Price $0.75		4	(480)
expiring 10/19/15, Strike Price $1.00		9	(900)
expiring 11/19/15, Strike Price $0.75		4	(560)
expiring 11/19/15, Strike Price $1.00		9	(990)

			(1,521,320)

TOTAL OPTIONS WRITTEN (premiums received $4,569,509)			(2,751,262)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 112.0% (cost $9,194,636,273)			10,007,136,116
Liabilities in excess of other assets(x) — (12.0)%			(1,074,106,430)

NET ASSETS — 100.0%			$8,933,029,686

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $419,913,027; cash collateral of $428,985,872 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2015.

(f)	Indicates a restricted security; the aggregate cost of such securities is $16,768,436. The aggregate value of $16,387,845 is approximately 0.18% of net assets.

(g)	Indicates a security that has been deemed illiquid.

(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(m)	Repurchase agreements are collateralized by FHLMC (coupon rate 4.000%, maturity date 03/01/43) and U.S. Treasury Securities (coupon rates 0.125%-3.750%, maturity dates 04/15/16-11/15/43) with the aggregate value, including accrued interest, of $331,179,747. Repurchase Agreements are subject to contractual netting arrangements. For further detail on individual repurchase agreements and the corresponding counterparty, see the Schedule of Investments.

(n)	Rate shown reflects yield to maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at June 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2015	Unrealized Appreciation (Depreciation)(1)
Long Positions:
62	2 Year U.S. Treasury Notes	Sep. 2015	$13,549,906	$13,574,125	$24,219
79	5 Year Euro-Bobl	Sep. 2015	11,464,670	11,412,540	(52,130)
2,973	5 Year U.S. Treasury Notes	Sep. 2015	354,584,981	354,553,477	(31,504)
53	10 Year Australian Treasury Bonds	Sep. 2015	38,276,373	38,308,972	32,599
465	10 Year Euro-Bund	Sep. 2015	79,277,476	78,797,744	(479,732)
249	10 Year U.K. Gilt	Sep. 2015	45,781,849	45,278,062	(503,787)
2,231	10 Year U.S. Treasury Notes	Sep. 2015	282,920,904	281,489,453	(1,431,451)
79	20 Year U.S. Treasury Bonds	Sep. 2015	12,049,032	11,916,656	(132,376)

SEE NOTES TO FINANCIAL STATEMENTS.

A34

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2015	Unrealized Appreciation (Depreciation)(1)
Long Positions (continued):
5	30 Year Euro BUXL	Sep. 2015	$883,476	$828,558	$(54,918)
421	30 Year U.S. Ultra Treasury Bonds	Sep. 2015	66,715,281	64,860,313	(1,854,968)
21	DAX Index	Sep. 2015	6,428,028	6,439,149	11,121
229	Euro-BTP Italian Government Bond	Sep. 2015	33,163,627	33,242,759	79,132
1,003	Mini MSCI EAFE Index	Sep. 2015	94,437,465	91,975,100	(2,462,365)
119	Russell 2000 Mini Index	Sep. 2015	14,998,760	14,879,760	(119,000)
109	S&P 500 E-Mini	Sep. 2015	11,361,573	11,196,480	(165,093)
462	S&P 500 Index	Sep. 2015	240,782,850	237,283,200	(3,499,650)

					(10,639,903)

Short Positions:
740	90 Day Euro Dollar	Dec. 2015	183,812,385	184,010,250	(197,865)
267	90 Day Euro Dollar	Mar. 2016	66,150,596	66,269,400	(118,804)
680	90 Day Euro Dollar	Jun. 2016	168,354,462	168,427,500	(73,038)
540	90 Day Euro Dollar	Sep. 2016	133,236,115	133,447,500	(211,385)
327	90 Day Euro Dollar	Dec. 2016	80,522,523	80,630,025	(107,502)
365	90 Day Euro Dollar	Mar. 2017	89,754,445	89,831,063	(76,618)
140	90 Day Euro Dollar	Mar. 2018	34,220,627	34,242,250	(21,623)
574	90 Day Sterling	Mar. 2017	111,133,272	111,022,877	110,395
423	90 Day Sterling	Jun. 2017	81,773,683	81,708,507	65,176
948	2 Year U.S. Treasury Notes	Sep. 2015	207,267,406	207,552,750	(285,344)
340	5 Year U.S. Treasury Notes	Sep. 2015	40,527,578	40,547,656	(20,078)
310	10 Year Canadian Government Bonds	Sep. 2015	34,510,857	34,747,798	(236,941)
744	10 Year U.S. Treasury Notes	Sep. 2015	93,704,535	93,871,875	(167,340)
177	20 Year U.S. Treasury Bonds	Sep. 2015	26,623,197	26,699,344	(76,147)

					(1,417,114)

					$(12,057,017)

Commodity futures contracts open at June 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2015	Unrealized Appreciation (Depreciation)(1)
Long Positions:
68	Brent Crude	Sep. 2015	$4,358,226	$4,361,520	$3,294
60	Brent Crude	Nov. 2015	3,888,260	3,913,200	24,940
14	Brent Crude	Dec. 2015	924,246	920,500	(3,746)
1	Brent Crude	Jun. 2016	68,084	67,650	(434)
26	Brent Crude	Dec. 2016	1,813,453	1,789,580	(23,873)
41	Cocoa	Dec. 2015	1,229,342	1,337,420	108,078
3	Cotton No. 2	Mar. 2016	98,795	100,935	2,140
13	Gasoline RBOB	Mar. 2016	955,561	951,951	(3,610)
1	Gulf Coast Ultra Low Sulfur Diesel Calendar Swap	Jul. 2015	67,620	76,436	8,816
1	Gulf Coast Ultra Low Sulfur Diesel Calendar Swap	Aug. 2015	67,620	77,461	9,841
1	Gulf Coast Ultra Low Sulfur Diesel Calendar Swap	Sep. 2015	67,620	78,641	11,021
1	Gulf Coast Ultra Low Sulfur Diesel Calendar Swap	Oct. 2015	67,620	78,788	11,168
1	Gulf Coast Ultra Low Sulfur Diesel Calendar Swap	Nov. 2015	67,620	77,498	9,878
1	Gulf Coast Ultra Low Sulfur Diesel Calendar Swap	Dec. 2015	67,620	77,876	10,256
14	Hard Red Winter Wheat	Sep. 2015	363,381	427,175	63,794
8	Henry Hub Natural Gas Swap	Jan. 2016	80,768	64,820	(15,948)
8	Henry Hub Natural Gas Swap	Feb. 2016	80,768	64,760	(16,008)
8	Henry Hub Natural Gas Swap	Mar. 2016	80,768	63,940	(16,828)
8	Henry Hub Natural Gas Swap	Apr. 2016	80,768	60,980	(19,788)
8	Henry Hub Natural Gas Swap	May 2016	80,768	61,120	(19,648)
8	Henry Hub Natural Gas Swap	Jun. 2016	80,768	61,800	(18,968)
8	Henry Hub Natural Gas Swap	Jul. 2016	80,768	62,560	(18,208)
8	Henry Hub Natural Gas Swap	Aug. 2016	80,768	62,860	(17,908)
8	Henry Hub Natural Gas Swap	Sep. 2016	80,768	62,720	(18,048)
8	Henry Hub Natural Gas Swap	Oct. 2016	80,768	63,320	(17,448)

SEE NOTES TO FINANCIAL STATEMENTS.

A35

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Commodity futures contracts open at June 30, 2015 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2015	Unrealized Appreciation (Depreciation)(1)
Long Positions (continued):
8	Henry Hub Natural Gas Swap	Nov. 2016	$80,768	$64,900	$(15,868)
8	Henry Hub Natural Gas Swap	Dec. 2016	80,768	68,100	(12,668)
1	Henry Hub Natural Gas Swap	Jan. 2019	12,242	9,343	(2,899)
1	Henry Hub Natural Gas Swap	Feb. 2019	12,192	9,293	(2,899)
1	Henry Hub Natural Gas Swap	Mar. 2019	12,042	9,138	(2,904)
1	Henry Hub Natural Gas Swap	Apr. 2019	11,392	8,358	(3,034)
1	Henry Hub Natural Gas Swap	May 2019	11,428	8,365	(3,063)
1	Henry Hub Natural Gas Swap	Jun. 2019	11,482	8,450	(3,032)
1	Henry Hub Natural Gas Swap	Jul. 2019	11,552	8,540	(3,012)
1	Henry Hub Natural Gas Swap	Aug. 2019	11,608	8,583	(3,025)
1	Henry Hub Natural Gas Swap	Sep. 2019	11,622	8,563	(3,059)
1	Henry Hub Natural Gas Swap	Oct. 2019	11,705	8,623	(3,082)
1	Henry Hub Natural Gas Swap	Nov. 2019	11,950	8,820	(3,130)
1	Henry Hub Natural Gas Swap	Dec. 2019	12,428	9,275	(3,153)
24	ICE WTI Crude Oil	Jun. 2016	1,465,085	1,485,840	20,755
3	LLS (Argus) vs. WTI Spread Calendar Swap	Jul. 2015	8,050	7,530	(520)
3	LLS (Argus) vs. WTI Spread Calendar Swap	Aug. 2015	8,050	7,830	(220)
3	LLS (Argus) vs. WTI Spread Calendar Swap	Sep. 2015	8,050	7,980	(70)
5	LLS (Argus) vs. WTI Spread Calendar Swap	Oct. 2015	13,550	13,500	(50)
5	LLS (Argus) vs. WTI Spread Calendar Swap	Nov. 2015	13,550	13,550	—
5	LLS (Argus) vs. WTI Spread Calendar Swap	Dec. 2015	13,550	13,550	—
1	LLS (Argus) vs. WTI Spread Calendar Swap	Jan. 2016	2,100	2,690	590
1	LLS (Argus) vs. WTI Spread Calendar Swap	Feb. 2016	2,100	2,640	540
1	LLS (Argus) vs. WTI Spread Calendar Swap	Mar. 2016	2,100	2,590	490
1	LLS (Argus) vs. WTI Spread Calendar Swap	Apr. 2016	2,100	2,490	390
1	LLS (Argus) vs. WTI Spread Calendar Swap	May 2016	2,100	2,490	390
1	LLS (Argus) vs. WTI Spread Calendar Swap	Jun. 2016	2,100	2,490	390
1	LLS (Argus) vs. WTI Spread Calendar Swap	Jul. 2016	2,100	2,600	500
1	LLS (Argus) vs. WTI Spread Calendar Swap	Aug. 2016	2,100	2,600	500
1	LLS (Argus) vs. WTI Spread Calendar Swap	Sep. 2016	2,100	2,600	500
1	LLS (Argus) vs. WTI Spread Calendar Swap	Oct. 2016	2,100	2,700	600
1	LLS (Argus) vs. WTI Spread Calendar Swap	Nov. 2016	2,100	2,700	600
1	LLS (Argus) vs. WTI Spread Calendar Swap	Dec. 2016	2,100	2,700	600
8	LME Copper	Oct. 2015	1,148,690	1,153,550	4,860
6	LME Nickel	Oct. 2015	460,188	431,496	(28,692)
8	LME Zinc	Oct. 2015	409,240	400,300	(8,940)
8	Low Sulphur Gas Oil	Dec. 2015	483,950	471,200	(12,750)
27	Mill Wheat	Sep. 2015	277,584	302,891	25,307
57	Mill Wheat	Dec. 2015	612,946	644,203	31,257
57	Natural Gas	Aug. 2015	1,616,771	1,614,240	(2,531)
61	Natural Gas	Apr. 2016	1,883,936	1,859,890	(24,046)
4	Natural Gas	Apr. 2017	125,954	128,840	2,886
28	NY Harbor ULSD	Dec. 2015	2,238,530	2,302,255	63,725
1	NY Harbor ULSD	Mar. 2016	84,655	82,778	(1,877)
50	Platinun	Oct. 2015	2,723,299	2,698,750	(24,549)
8	Red Spring Wheat	Sep. 2015	224,698	254,900	30,202
1	Silver	Dec. 2015	80,265	78,180	(2,085)
11	Soybean	Nov. 2015	539,085	570,488	31,403
22	Soybean	Mar. 2016	1,063,334	1,136,300	72,966
30	Soybean	May 2016	1,453,602	1,520,250	66,648
3	Soybean Oil	Mar. 2016	60,115	61,578	1,463
24	WTI Crude	Oct. 2015	1,435,353	1,442,400	7,047
19	WTI Crude	Mar. 2016	1,180,035	1,167,550	(12,485)
83	WTI Crude	Jun. 2016	5,321,762	5,138,530	(183,232)
47	WTI Crude	Sep. 2016	2,911,667	2,921,990	10,323
95	WTI Crude	Dec. 2016	5,943,141	5,952,700	9,559
24	WTI Crude	Dec. 2017	1,544,963	1,543,200	(1,763)

					68,616

SEE NOTES TO FINANCIAL STATEMENTS.

A36

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Commodity futures contracts open at June 30, 2015 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2015	Unrealized Appreciation (Depreciation)(1)
Short Positions:
20	Brent Crude	Mar. 2016	$1,347,073	$1,336,400	$10,673
13	Brent Crude	Sep. 2016	899,383	887,770	11,613
13	Brent Crude	Mar. 2017	914,080	902,070	12,010
16	Cocoa	Sep. 2015	494,367	523,040	(28,673)
6	Coffee ’C’	Dec. 2015	295,009	306,000	(10,991)
52	Corn	Dec. 2015	995,152	1,121,900	(126,748)
3	Cotton No. 2	Dec. 2015	99,186	101,865	(2,679)
1	EIA Flat Tax On-Highway Diesel Swap	Jul. 2015	115,920	123,173	(7,253)
1	EIA Flat Tax On-Highway Diesel Swap	Aug. 2015	115,920	123,631	(7,711)
1	EIA Flat Tax On-Highway Diesel Swap	Sep. 2015	115,920	125,689	(9,769)
1	EIA Flat Tax On-Highway Diesel Swap	Oct. 2015	115,920	125,450	(9,530)
1	EIA Flat Tax On-Highway Diesel Swap	Nov. 2015	115,920	123,950	(8,030)
1	EIA Flat Tax On-Highway Diesel Swap	Dec. 2015	115,920	123,908	(7,988)
62	Gasoline RBOB	Sep. 2015	5,101,470	5,207,219	(105,749)
71	Gasoline RBOB	Nov. 2015	5,233,524	5,268,299	(34,775)
44	Gasoline RBOB	Dec. 2015	3,142,968	3,207,204	(64,236)
7	Gold 100 OZ	Aug. 2015	827,213	820,260	6,953
17	Gold 100 OZ	Dec. 2015	2,045,316	1,995,800	49,516
46	LME PRI Aluminum	Oct. 2015	1,984,382	1,952,413	31,969
8	Low Sulphur Gas Oil	Sep. 2015	467,021	463,600	3,421
7	Low Sulphur Gas Oil	Oct. 2015	419,584	409,325	10,259
57	Natural Gas	Sep. 2015	1,626,866	1,619,940	6,926
21	Natural Gas	Oct. 2015	571,492	602,490	(30,998)
16	Natural Gas	Dec. 2015	488,783	501,440	(12,657)
9	Natural Gas	Jan. 2016	306,400	291,690	14,710
36	Natural Gas	Mar. 2016	1,168,367	1,150,920	17,447
4	Natural Gas	Mar. 2017	135,940	138,440	(2,500)
32	No. 2 Soft Red Winter Wheat	Sep. 2015	805,307	985,200	(179,893)
42	No. 2 Soft Red Winter Wheat	Dec. 2015	1,086,709	1,306,200	(219,491)
7	NY Harbor ULSD	Oct. 2015	581,137	565,186	15,951
1	NY Harbor ULSD	Jun. 2016	84,483	82,400	2,083
20	Soybean	Jan. 2016	976,562	1,042,250	(65,688)
44	Soybean Meal	Dec. 2015	1,358,292	1,519,760	(161,468)
39	Soybean Oil	Dec. 2015	772,774	797,238	(24,464)
69	Sugar #11 (World)	Oct. 2015	1,021,747	963,682	58,065
10	Sugar #11 (World)	Mar. 2016	149,757	154,112	(4,355)
24	WTI Crude	Aug. 2015	1,468,573	1,427,280	41,293
33	WTI Crude	Sep. 2015	1,989,550	1,974,390	15,160
7	WTI Crude	Nov. 2015	416,750	423,080	(6,330)
198	WTI Crude	Dec. 2015	11,815,683	12,034,440	(218,757)
1	WTI Crude	Jun. 2017	63,124	63,370	(246)
16	WTI Crude	Dec. 2018	1,050,719	1,052,640	(1,921)
24	WTI Light Sweet Crude Oil	Dec. 2015	1,474,747	1,458,720	16,027

					(1,028,824)

					$(960,208)

(1)	Cash of $5,570,000 and $3,309,000 has been segregated by Citigroup Global Markets and Goldman Sachs & Co., respectively, and U.S. Treasury Securities with market values of $26,914,018 has been segregated with Goldman Sachs & Co., to cover requirements for open futures contracts as of June 30, 2015.

Forward foreign currency exchange contracts outstanding at June 30, 2015:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 07/02/15	Goldman Sachs & Co.	AUD	1,408	$1,074,097	$1,086,214	$12,117
Brazilian Real,
Expiring 07/02/15	BNP Paribas	BRL	124,814	40,210,795	40,114,688	(96,107)

SEE NOTES TO FINANCIAL STATEMENTS.

A37

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2015 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real (continued),
Expiring 07/02/15	BNP Paribas	BRL	9,682	$3,080,000	$3,111,739	$31,739
Expiring 07/02/15	Citigroup Global Markets	BRL	3,659	1,160,000	1,176,055	16,055
Expiring 07/02/15	Deutsche Bank AG	BRL	33,180	10,736,495	10,663,732	(72,763)
Expiring 07/02/15	Goldman Sachs & Co.	BRL	1,855	590,000	596,175	6,175
Expiring 08/04/15	BNP Paribas	BRL	27,392	8,726,420	8,695,923	(30,497)
Expiring 10/02/15	JPMorgan Chase	BRL	21,700	6,606,991	6,744,983	137,992
Expiring 10/02/15	JPMorgan Chase	BRL	14,200	4,323,469	4,413,768	90,299
British Pound,
Expiring 08/04/15	Goldman Sachs & Co.	GBP	495	777,536	777,570	34
Canadian Dollar,
Expiring 07/02/15	Citigroup Global Markets	CAD	10,609	8,498,979	8,493,756	(5,223)
Expiring 07/16/15	JPMorgan Chase	CAD	382	304,764	305,762	998
Chinese Yuan,
Expiring 09/08/15	Barclays Capital Group	CNY	2,210	360,000	354,739	(5,261)
Expiring 09/08/15	Barclays Capital Group	CNY	762	125,966	122,275	(3,691)
Expiring 09/08/15	Citigroup Global Markets	CNY	7,911	1,311,248	1,269,673	(41,575)
Expiring 09/08/15	Citigroup Global Markets	CNY	3,520	581,818	564,911	(16,907)
Expiring 09/08/15	Citigroup Global Markets	CNY	1,472	239,000	236,274	(2,726)
Expiring 09/08/15	Morgan Stanley	CNY	1,046	170,000	167,788	(2,212)
Expiring 09/08/15	Morgan Stanley	CNY	739	120,000	118,535	(1,465)
Euro,
Expiring 07/02/15	Citigroup Global Markets	EUR	13,385	15,027,427	14,922,705	(104,722)
Expiring 07/02/15	Citigroup Global Markets	EUR	6,033	6,615,410	6,726,087	110,677
Expiring 07/02/15	Citigroup Global Markets	EUR	2,212	2,510,892	2,466,120	(44,772)
Expiring 07/02/15	Citigroup Global Markets	EUR	902	1,012,681	1,005,624	(7,057)
Expiring 07/02/15	Deutsche Bank AG	EUR	3,907	4,434,926	4,355,847	(79,079)
Expiring 07/02/15	Goldman Sachs & Co.	EUR	4,129	4,666,596	4,603,351	(63,245)
Expiring 07/02/15	JPMorgan Chase	EUR	16,768	18,262,658	18,694,352	431,694
Expiring 07/02/15	JPMorgan Chase	EUR	3,168	3,450,388	3,531,949	81,561
Expiring 07/02/15	JPMorgan Chase	EUR	848	951,907	945,420	(6,487)
Expiring 07/02/15	JPMorgan Chase	EUR	840	934,916	936,502	1,586
Expiring 07/02/15	JPMorgan Chase	EUR	475	539,416	529,569	(9,847)
Expiring 07/02/15	UBS AG	EUR	557	625,382	620,990	(4,392)
Expiring 08/04/15	Goldman Sachs & Co.	EUR	7,065	7,922,704	7,880,260	(42,444)
Indian Rupee,
Expiring 07/24/15	Barclays Capital Group	INR	287,979	4,538,321	4,499,815	(38,506)
Expiring 07/24/15	JPMorgan Chase	INR	335,622	5,218,000	5,244,254	26,254
Expiring 07/24/15	JPMorgan Chase	INR	229,781	3,562,774	3,590,442	27,668
Expiring 08/24/15	Citigroup Global Markets	INR	112,827	1,740,352	1,752,188	11,836
Expiring 08/24/15	Goldman Sachs & Co.	INR	412,175	6,348,971	6,401,023	52,052
Expiring 08/24/15	Goldman Sachs & Co.	INR	175,380	2,701,476	2,723,624	22,148
Japanese Yen,
Expiring 07/02/15	BNP Paribas	JPY	4,738,721	38,233,624	38,720,769	487,145
Expiring 07/02/15	Goldman Sachs & Co.	JPY	2,485,600	20,107,137	20,310,193	203,056
Expiring 07/02/15	Goldman Sachs & Co.	JPY	167,700	1,362,702	1,370,301	7,599
Expiring 07/02/15	UBS AG	JPY	983,500	7,978,939	8,036,319	57,380
Mexican Peso,
Expiring 07/07/15	BNP Paribas	MXN	45,033	2,904,047	2,863,636	(40,411)
Expiring 07/07/15	Citigroup Global Markets	MXN	46,240	2,999,792	2,940,385	(59,407)
Expiring 07/07/15	Citigroup Global Markets	MXN	4,807	311,197	305,675	(5,522)
Expiring 07/07/15	Citigroup Global Markets	MXN	1,694	110,325	107,721	(2,604)
Expiring 07/07/15	Credit Suisse First Boston Corp.	MXN	6,464	421,748	411,044	(10,704)
Expiring 07/07/15	Deutsche Bank AG	MXN	264,236	17,356,000	16,802,701	(553,299)
Expiring 07/07/15	Hong Kong & Shanghai Bank	MXN	5,264	344,000	334,757	(9,243)
Expiring 07/07/15	JPMorgan Chase	MXN	1,842	119,545	117,132	(2,413)
Expiring 07/07/15	UBS AG	MXN	364,074	24,027,000	23,151,333	(875,667)
Expiring 07/22/15	Citigroup Global Markets	MXN	2,028	131,006	128,819	(2,187)
Expiring 07/22/15	UBS AG	MXN	6,050	399,200	384,297	(14,903)

SEE NOTES TO FINANCIAL STATEMENTS.

A38

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2015 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Polish Zloty,
Expiring 07/30/15	JPMorgan Chase	PLN	8,526	$2,270,341	$2,265,596	$(4,745)
Russian Ruble,
Expiring 07/06/15	Morgan Stanley	RUB	1,458,859	26,753,331	26,371,040	(382,291)
Swedish Krona,
Expiring 08/12/15	Hong Kong & Shanghai Bank	SEK	103,560	12,368,444	12,503,804	135,360

				$338,261,153	$337,570,204	(690,949)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 07/02/15	Citigroup Global Markets	AUD	980	$747,119	$756,029	$(8,910)
Expiring 07/02/15	Goldman Sachs & Co.	AUD	8,713	6,735,472	6,721,540	13,932
Expiring 07/02/15	JPMorgan Chase	AUD	177	136,134	136,548	(414)
Expiring 08/04/15	UBS AG	AUD	7,482	5,754,513	5,760,664	(6,151)
Brazilian Real,
Expiring 07/02/15	BNP Paribas	BRL	27,392	8,824,817	8,803,725	21,092
Expiring 07/02/15	BNP Paribas	BRL	1,524	500,000	489,942	10,058
Expiring 07/02/15	Citigroup Global Markets	BRL	2,332	754,000	749,532	4,468
Expiring 07/02/15	Deutsche Bank AG	BRL	89,566	28,982,602	28,786,183	196,419
Expiring 07/02/15	Deutsche Bank AG	BRL	35,248	12,992,232	11,328,505	1,663,727
Expiring 07/02/15	Deutsche Bank AG	BRL	7,042	2,290,000	2,263,183	26,817
Expiring 07/02/15	Deutsche Bank AG	BRL	6,656	2,163,000	2,139,130	23,870
Expiring 07/02/15	Deutsche Bank AG	BRL	3,246	1,060,000	1,043,362	16,638
Expiring 07/02/15	Deutsche Bank AG	BRL	183	60,000	58,827	1,173
Expiring 08/04/15	BNP Paribas	BRL	124,814	39,762,443	39,623,483	138,960
Expiring 10/02/15	Goldman Sachs & Co.	BRL	76,470	28,870,767	23,769,069	5,101,698
Expiring 10/02/15	JPMorgan Chase	BRL	2,500	817,657	777,067	40,590
Expiring 10/02/15	UBS AG	BRL	33,910	13,155,138	10,540,200	2,614,938
Expiring 01/05/16	JPMorgan Chase	BRL	61,000	20,477,357	18,364,798	2,112,559
Expiring 01/05/16	JPMorgan Chase	BRL	36,200	10,691,239	10,898,455	(207,216)
Expiring 04/01/16	Citigroup Global Markets	BRL	26,462	7,954,178	7,749,687	204,491
Expiring 04/04/16	Goldman Sachs & Co.	BRL	35,200	10,164,597	10,299,047	(134,450)
Expiring 04/04/16	JPMorgan Chase	BRL	14,021	4,400,000	4,102,239	297,761
Expiring 04/04/16	JPMorgan Chase	BRL	13,369	4,010,000	3,911,689	98,311
Expiring 04/04/16	JPMorgan Chase	BRL	4,633	1,440,000	1,355,401	84,599
British Pound,
Expiring 07/02/15	Hong Kong & Shanghai Bank	GBP	36,419	55,954,152	57,222,182	(1,268,030)
Expiring 07/28/15	Goldman Sachs & Co.	GBP	65	97,847	101,672	(3,825)
Expiring 08/04/15	JPMorgan Chase	GBP	36,419	57,309,634	57,208,743	100,891
Expiring 08/04/15	JPMorgan Chase	GBP	16,288	25,631,108	25,585,986	45,122
Canadian Dollar,
Expiring 07/02/15	Goldman Sachs & Co.	CAD	35,442	28,530,834	28,375,502	155,332
Expiring 08/04/15	Citigroup Global Markets	CAD	24,833	20,114,451	19,872,520	241,931
Chinese Yuan,
Expiring 09/08/15	Credit Suisse First Boston Corp.	CNY	15,454	2,514,392	2,480,065	34,327
Danish Krone,
Expiring 10/01/15	Deutsche Bank AG	DKK	55,732	8,604,601	8,351,495	253,106
Expiring 10/01/15	UBS AG	DKK	29,103	4,460,914	4,361,113	99,801
Expiring 01/04/16	Deutsche Bank AG	DKK	136,669	21,198,852	20,538,439	660,413
Expiring 01/04/16	Deutsche Bank AG	DKK	86,493	13,343,567	12,998,055	345,512
Euro,
Expiring 07/02/15	Citigroup Global Markets	EUR	1,046	1,187,782	1,166,167	21,615
Expiring 07/02/15	Goldman Sachs & Co.	EUR	15,000	16,397,050	16,723,005	(325,955)
Expiring 07/02/15	Hong Kong & Shanghai Bank	EUR	247,741	270,888,032	276,202,236	(5,314,204)
Expiring 07/02/15	JPMorgan Chase	EUR	85,287	93,026,132	95,085,189	(2,059,057)
Expiring 07/02/15	JPMorgan Chase	EUR	2,104	2,389,191	2,345,713	43,478
Expiring 07/02/15	JPMorgan Chase	EUR	1,935	2,188,130	2,157,298	30,832

SEE NOTES TO FINANCIAL STATEMENTS.

A39

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2015 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Euro (continued),
Expiring 07/02/15	JPMorgan Chase	EUR	1,781	$2,022,526	$1,985,606	$36,920
Expiring 07/02/15	JPMorgan Chase	EUR	1,337	1,487,004	1,490,598	(3,594)
Expiring 07/02/15	UBS AG	EUR	2,307	2,607,371	2,572,034	35,337
Expiring 07/28/15	Bank of America	EUR	3,221	3,487,309	3,591,827	(104,518)
Expiring 07/28/15	JPMorgan Chase	EUR	3,221	3,487,928	3,591,827	(103,899)
Expiring 08/04/15	Barclays Capital Group	EUR	5,401	6,047,406	6,024,244	23,162
Expiring 08/04/15	Goldman Sachs & Co.	EUR	23,488	26,299,105	26,198,380	100,725
Expiring 08/04/15	Morgan Stanley	EUR	232,402	260,182,848	259,219,711	963,137
Expiring 08/04/15	Morgan Stanley	EUR	72,912	81,627,985	81,325,817	302,168
Expiring 08/04/15	UBS AG	EUR	14,008	15,707,731	15,624,443	83,288
Expiring 08/04/15	UBS AG	EUR	3,085	3,456,264	3,440,991	15,273
Hungarian Forint,
Expiring 07/30/15	JPMorgan Chase	HUF	960,444	3,424,224	3,392,101	32,123
Israeli Shekel,
Expiring 08/12/15	Citigroup Global Markets	ILS	81,750	21,140,513	21,664,839	(524,326)
Japanese Yen,
Expiring 07/02/15	BNP Paribas	JPY	6,948,621	56,235,999	56,778,178	(542,179)
Expiring 07/02/15	Hong Kong & Shanghai Bank	JPY	768,500	6,207,593	6,279,523	(71,930)
Expiring 07/02/15	UBS AG	JPY	1,426,900	11,587,059	11,659,404	(72,345)
Expiring 08/04/15	BNP Paribas	JPY	4,738,721	38,246,338	38,736,606	(490,268)
Expiring 08/04/15	Credit Suisse First Boston Corp.	JPY	768,500	6,202,583	6,282,092	(79,509)
Expiring 08/04/15	Goldman Sachs & Co.	JPY	454,600	3,677,994	3,716,121	(38,127)
Mexican Peso,
Expiring 07/07/15	BNP Paribas	MXN	67,100	4,327,089	4,266,876	60,213
Expiring 07/07/15	Citigroup Global Markets	MXN	133,258	8,741,669	8,473,830	267,839
Expiring 07/07/15	Citigroup Global Markets	MXN	73,192	4,662,802	4,654,254	8,548
Expiring 07/07/15	Citigroup Global Markets	MXN	1,420	92,483	90,297	2,186
Expiring 07/07/15	Credit Suisse First Boston Corp.	MXN	300,794	19,574,292	19,127,399	446,893
Expiring 07/07/15	Credit Suisse First Boston Corp.	MXN	8,822	575,597	560,988	14,609
Expiring 07/07/15	Credit Suisse First Boston Corp.	MXN	1,067	69,545	67,816	1,729
Expiring 07/07/15	Deutsche Bank AG	MXN	13,959	921,000	887,627	33,373
Expiring 07/07/15	Deutsche Bank AG	MXN	4,671	308,000	297,035	10,965
Expiring 07/07/15	Goldman Sachs & Co.	MXN	44,122	2,891,634	2,805,702	85,932
Expiring 07/07/15	Goldman Sachs & Co.	MXN	7,442	487,728	473,234	14,494
Expiring 07/07/15	JPMorgan Chase	MXN	23,112	1,510,242	1,469,683	40,559
Expiring 07/07/15	Morgan Stanley	MXN	30,604	2,016,000	1,946,090	69,910
Expiring 07/07/15	UBS AG	MXN	79,652	5,174,000	5,065,054	108,946
Expiring 07/07/15	UBS AG	MXN	76,080	4,950,000	4,837,870	112,130
Expiring 07/07/15	UBS AG	MXN	72,903	4,773,357	4,635,876	137,481
Expiring 07/07/15	UBS AG	MXN	25,400	1,646,923	1,615,177	31,746
Expiring 07/07/15	UBS AG	MXN	14,558	954,729	925,738	28,991
Expiring 07/07/15	UBS AG	MXN	9,281	611,633	590,171	21,462
Expiring 07/22/15	Goldman Sachs & Co.	MXN	3,158	203,800	200,557	3,243
Expiring 09/30/15	Citigroup Global Markets	MXN	306,320	19,376,737	19,361,598	15,139
Expiring 09/30/15	Citigroup Global Markets	MXN	197,464	12,490,893	12,481,134	9,759
Expiring 09/30/15	Goldman Sachs & Co.	MXN	38,567	2,466,000	2,437,695	28,305
Expiring 09/30/15	Goldman Sachs & Co.	MXN	7,070	459,000	446,844	12,156
Expiring 09/30/15	Hong Kong & Shanghai Bank	MXN	79,006	5,079,000	4,993,768	85,232
Expiring 09/30/15	UBS AG	MXN	29,451	1,887,000	1,861,536	25,464
New Zealand Dollar,
Expiring 07/02/15	BNP Paribas	NZD	15,705	11,187,001	10,640,492	546,509
Expiring 07/02/15	BNP Paribas	NZD	6,948	4,949,206	4,707,426	241,780
Expiring 08/04/15	UBS AG	NZD	15,705	10,677,610	10,608,308	69,302
Polish Zloty,
Expiring 07/30/15	Barclays Capital Group	PLN	5,016	1,310,873	1,332,831	(21,958)
Russian Ruble,
Expiring 07/06/15	Citigroup Global Markets	RUB	3,198	56,000	57,801	(1,801)
Expiring 07/06/15	Credit Suisse First Boston Corp.	RUB	199,023	3,499,000	3,597,638	(98,638)
Expiring 07/06/15	Credit Suisse First Boston Corp.	RUB	107,763	1,909,000	1,947,977	(38,977)

SEE NOTES TO FINANCIAL STATEMENTS.

A40

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2015 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Russian Ruble (continued),
Expiring 07/06/15	Credit Suisse First Boston Corp.	RUB	57	$1,000	$1,030	$(30)
Expiring 07/06/15	Hong Kong & Shanghai Bank	RUB	14,166	249,000	256,064	(7,064)
Expiring 07/06/15	JPMorgan Chase	RUB	727,977	13,079,000	13,159,265	(80,265)
Expiring 07/06/15	Morgan Stanley	RUB	224,530	4,026,000	4,058,713	(32,713)
Expiring 07/06/15	Morgan Stanley	RUB	182,146	3,276,000	3,292,552	(16,552)
Expiring 08/14/15	Credit Suisse First Boston Corp.	RUB	66,354	1,190,000	1,181,873	8,127
Expiring 08/14/15	Credit Suisse First Boston Corp.	RUB	40,900	736,000	728,483	7,517
Expiring 08/14/15	Credit Suisse First Boston Corp.	RUB	17,683	320,000	314,965	5,035
Expiring 08/14/15	Hong Kong & Shanghai Bank	RUB	77,260	1,406,000	1,376,113	29,887
Expiring 08/14/15	Morgan Stanley	RUB	1,458,859	26,378,431	25,984,506	393,925
South African Rand,
Expiring 07/30/15	Goldman Sachs & Co.	ZAR	7,904	642,450	646,105	(3,655)
Expiring 07/30/15	Goldman Sachs & Co.	ZAR	3,561	291,074	291,122	(48)
South Korean Won,
Expiring 07/24/15	JPMorgan Chase	KRW	1,967,637	1,754,000	1,762,974	(8,974)
Expiring 09/11/15	JPMorgan Chase	KRW	3,373,989	3,029,259	3,019,626	9,633
Swedish Krona,
Expiring 08/12/15	BNP Paribas	SEK	995	120,952	120,136	816
Expiring 08/12/15	Citigroup Global Markets	SEK	1,590	192,990	191,976	1,014
Expiring 08/12/15	Citigroup Global Markets	SEK	1,065	128,140	128,588	(448)
Expiring 08/12/15	Deutsche Bank AG	SEK	176,840	21,201,213	21,351,609	(150,396)
Expiring 08/12/15	Goldman Sachs & Co.	SEK	90,560	10,907,482	10,934,188	(26,706)
Expiring 08/12/15	Hong Kong & Shanghai Bank	SEK	1,690	205,965	204,050	1,915

				$1,618,690,513	$1,611,248,287	7,442,226

						$6,751,277

Interest rate swap agreements outstanding at June 30, 2015:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	Over-the-counter swap agreements:
BRL	48,100	01/02/18	13.030%	Brazilian interbank lending rate(1)	$(9,044)	$(13,867)	$4,823	Hong Kong & Shanghai Bank
BRL	23,600	01/02/18	13.030%	Brazilian interbank lending rate(1)	(4,437)	(10,780)	6,343	BNP Paribas
BRL	21,800	01/02/18	13.220%	Brazilian interbank lending rate(1)	5,215	—	5,215	Hong Kong & Shanghai Bank
BRL	21,600	01/02/18	13.030%	Brazilian interbank lending rate(1)	(4,061)	(27,874)	23,813	JPMorgan Chase
BRL	7,400	01/02/18	12.360%	Brazilian interbank lending rate(2)	(31,881)	(18,316)	(13,565)	UBS AG
BRL	5,800	01/02/18	13.030%	Brazilian interbank lending rate(1)	(1,091)	(5,552)	4,461	Deutsche Bank AG
BRL	5,300	01/02/18	13.030%	Brazilian interbank lending rate(1)	(997)	(665)	(332)	Barclays Capital Group
BRL	4,000	01/02/18	12.360%	Brazilian interbank lending rate(2)	(17,233)	(11,692)	(5,541)	Hong Kong & Shanghai Bank

SEE NOTES TO FINANCIAL STATEMENTS.

A41

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2015 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	Over-the-counter swap agreements (continued):
BRL	2,400	01/02/18	13.030%	Brazilian interbank lending rate(1)	$(451)	$(3,361)	$2,910	Bank of America
BRL	56,600	01/04/21	11.500%	Brazilian interbank lending rate(2)	509,297	(6,106)	515,403	BNP Paribas
BRL	24,800	01/04/21	11.500%	Brazilian interbank lending rate(2)	223,155	(23,064)	246,219	Credit Suisse First Boston Corp.
COP	820,000	04/17/20	5.050%	Colombia IBR Overnight Interbank Reference(1)	(2,686)	—	(2,686)	Deutsche Bank AG
COP	1,290,000	04/10/25	6.020%	Colombia IBR Overnight Interbank Reference(1)	(17,251)	—	(17,251)	JPMorgan Chase
GBP	7,070	01/14/30	3.140%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	(250,414)	—	(250,414)	Goldman Sachs & Co.
GBP	4,470	01/14/30	3.140%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	(158,324)	—	(158,324)	Goldman Sachs & Co.
GBP	1,000	04/15/30	3.190%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	(37,379)	—	(37,379)	Citigroup Global Markets
GBP	2,100	05/15/30	3.320%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(2)	(18,313)	—	(18,313)	Morgan Stanley
GBP	1,300	05/15/30	3.350%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	(910)	—	(910)	Citigroup Global Markets
GBP	500	05/15/30	3.350%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	(15)	—	(15)	Credit Suisse First Boston Corp.
GBP	2,600	06/15/30	3.400%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	14,810	(2,411)	17,221	Citigroup Global Markets
GBP	1,200	06/15/30	3.430%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	16,541	830	15,711	Citigroup Global Markets

SEE NOTES TO FINANCIAL STATEMENTS.

A42

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2015 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	Over-the-counter swap agreements (continued):
GBP	1,200	06/15/30	3.400%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	$6,835	$3,737	$3,098	Goldman Sachs & Co.
GBP	1,100	06/15/30	3.400%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	6,266	5,148	1,118	BNP Paribas
GBP	900	06/15/30	3.430%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	12,406	249	12,157	Bank of America
GBP	700	04/15/35	3.360%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	(27,668)	—	(27,668)	Goldman Sachs & Co.
GBP	1,300	09/23/44	3.530%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	68,116	(11,572)	79,688	Credit Suisse First Boston Corp.
GBP	2,200	10/15/44	3.500%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	75,866	3,430	72,436	Bank of America
GBP	500	10/15/44	3.500%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	17,242	(16,968)	34,210	Citigroup Global Markets
GBP	400	10/15/44	3.500%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	13,794	(12,946)	26,740	Credit Suisse First Boston Corp.
GBP	400	10/15/44	3.500%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	13,794	3,281	10,513	Morgan Stanley
GBP	300	11/15/44	3.550%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	18,621	78	18,543	Credit Suisse First Boston Corp.
GBP	100	12/11/44	3.550%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	5,924	(206)	6,130	Bank of America

SEE NOTES TO FINANCIAL STATEMENTS.

A43

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2015 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	Over-the-counter swap agreements (continued):
GBP	100	12/11/44	3.550%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	$5,924	$696	$5,228	BNP Paribas
GBP	500	12/15/44	3.530%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	23,032	3,404	19,628	JPMorgan Chase
GBP	1,700	01/12/45	3.330%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	(156,100)	20,574	(176,674)	Bank of America
GBP	200	01/12/45	3.330%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	(18,365)	2,387	(20,752)	Bank of America
	2,200	12/19/15	1.730%	CPI Urban Consumers(2)	(34,077)	110	(34,187)	Deutsche Bank AG
	8,400	04/15/16	1.730%	CPI Urban Consumers(2)	(184,132)	(17,840)	(166,292)	Goldman Sachs & Co.
	3,400	10/23/16	1.940%	Inflation Floor Option, Inflation on the CPI Urban Consumer NSA(2)	(87,948)	(10,030)	(77,918)	Royal Bank of Scotland Group PLC
	9,000	11/05/16	1.860%	CPI Urban Consumers(2)	(211,562)	—	(211,562)	Deutsche Bank AG
	6,800	11/29/16	1.830%	CPI Urban Consumers(2)	(150,998)	(3,554)	(147,444)	Deutsche Bank AG
	3,500	11/29/16	1.850%	CPI Urban Consumers(2)	(79,877)	—	(79,877)	Deutsche Bank AG
	3,400	11/29/16	1.830%	CPI Urban Consumers(2)	(75,499)	(1,024)	(74,475)	BNP Paribas
	2,300	02/12/17	2.420%	CPI Urban Consumers(2)	(113,455)	—	(113,455)	Goldman Sachs & Co.
	9,300	07/15/17	2.250%	CPI Urban Consumers(2)	(486,780)	19,486	(506,266)	Royal Bank of Scotland Group PLC
	12,700	04/15/18	2.030%	CPI Urban Consumers(2)	(470,816)	—	(470,816)	Goldman Sachs & Co.
	1,700	10/01/18	2.180%	CPI Urban Consumers(2)	(68,094)	(1,059)	(67,035)	Goldman Sachs & Co.
	2,000	11/01/18	2.170%	Inflation Floor Option, Inflation on the CPI Urban Consumer NSA(2)	(79,594)	—	(79,594)	Deutsche Bank AG
	800	03/04/19	1.730%	3 month LIBOR	(2,415)	—	(2,415)	Deutsche Bank AG
	11,000	07/15/22	2.500%	CPI Urban Consumers(2)	(927,425)	173,576	(1,101,001)	BNP Paribas
	2,200	07/15/22	2.500%	CPI Urban Consumers(2)	(185,485)	39,860	(225,345)	Deutsche Bank AG

					$(2,877,939)	$77,959	$(2,955,898)

SEE NOTES TO FINANCIAL STATEMENTS.

A44

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2015 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2015	Unrealized Appreciation (Depreciation)
	Exchange-traded swap agreements:
AUD	2,000	01/13/30	3.258%	6 month Australian Bank Bill Rate(1)	$—	$(59,038)	$(59,038)
CAD	12,150	01/09/20	1.710%	3 month Canadian Bankers Acceptance(2)	—	(213,630)	(213,630)
EUR	2,970	05/12/25	0.895%	6 month Euribor(1)	—	(73,359)	(73,359)
EUR	27,000	09/16/25	0.750%	6 month Euribor(1)	1,340,720	1,340,363	(357)
EUR	17,800	09/16/25	0.750%	6 month Euribor(1)	(215,799)	883,647	1,099,446
EUR	1,500	09/16/45	1.250%	6 month Euribor(1)	(174,662)	191,409	366,071
GBP	7,600	06/17/17	1.250%	6 month LIBOR(1)	(72,358)	(33,116)	39,242
GBP	38,100	09/16/17	1.500%	6 month LIBOR(1)	(322,562)	(328,492)	(5,930)
GBP	36,800	09/16/17	1.500%	6 month LIBOR(1)	(363,286)	(317,284)	46,002
GBP	67,300	03/16/18	1.500%	6 month LIBOR(1)	(109,396)	(17,671)	91,725
GBP	13,800	12/17/19	2.250%	6 month LIBOR(1)	(968,467)	(584,650)	383,817
GBP	2,700	01/08/25	1.325%	Sterling Overnight Index Average(2)	—	130,890	130,890
GBP	1,940	09/16/25	2.000%	6 month LIBOR(1)	82,220	48,647	(33,573)
GBP	5,840	03/18/45	2.000%	6 month LIBOR(1)	(5,837)	703,843	709,680
GBP	1,600	09/16/45	2.000%	6 month LIBOR(1)	208,967	210,425	1,458
JPY	120,000	09/18/23	1.000%	6 month LIBOR(1)	(46,163)	(41,559)	4,604
JPY	12,850,000	06/19/33	1.500%	6 month LIBOR(1)	9,036,856	6,182,528	(2,854,328)
JPY	398,000	03/03/35	1.149%	Japan Government(1)	(13,942)	(47,041)	(33,099)
JPY	360,000	06/17/35	1.250%	6 month LIBOR(1)	(19,563)	2,158	21,721
MXN	363,500	09/01/16	4.300%	28 day Mexican interbank rate(1)	85,188	104,809	19,621
MXN	351,400	09/06/16	4.310%	28 day Mexican interbank rate(1)	5,727	100,320	94,593
MXN	237,600	02/03/17	4.035%	28 day Mexican interbank rate(1)	54,858	(15,907)	(70,765)
MXN	102,100	02/09/18	4.630%	28 day Mexican interbank rate(1)	3,511	35,749	32,238
MXN	19,500	02/05/20	5.270%	28 day Mexican interbank rate(1)	(9,488)	4,547	14,035
MXN	52,100	02/06/20	5.310%	28 day Mexican interbank rate(1)	(509)	15,520	16,029
MXN	73,000	06/02/20	5.615%	28 day Mexican Interbank rate(1)	55,992	62,544	6,552
MXN	36,600	10/08/21	5.608%	28 day Mexican interbank rate(1)	(32,550)	(15,046)	17,504
MXN	3,300	11/09/21	5.660%	28 day Mexican interbank rate(1)	—	(1,245)	(1,245)
MXN	8,700	11/11/21	5.560%	28 day Mexican interbank rate(1)	13,446	(5,384)	(18,830)
MXN	102,900	11/17/21	5.430%	28 day Mexican interbank rate(1)	(142,481)	(117,219)	25,262
MXN	21,100	12/06/21	5.750%	28 day Mexican interbank rate(1)	(10,295)	(1,345)	8,950
MXN	129,900	12/27/24	5.795%	28 day Mexican interbank rate(1)	14,649	(328,307)	(342,956)
MXN	41,300	09/20/29	6.710%	28 day Mexican interbank rate(1)	88,366	(8,600)	(96,966)
SEK	98,400	03/18/25	1.000%	6 month Euribor(1)	(29,952)	(603,687)	(573,735)
	165,200	09/17/15	0.185%	Overnight Fed Funds Rate(1)	—	9,206	9,206
	201,900	10/28/15	0.282%	Overnight Fed Funds Rate(2)	—	(21,833)	(21,833)
	130,600	12/16/16	1.250%	3 month LIBOR(1)	(475,009)	(535,344)	(60,335)
	43,900	05/06/17	1.300%	3 month LIBOR(1)	688	(61,903)	(62,591)

SEE NOTES TO FINANCIAL STATEMENTS.

A45

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2015 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2015	Unrealized Appreciation (Depreciation)
	Exchange-traded swap agreements (continued):
	9,800	12/16/17	1.500%	3 month LIBOR(1)	$(46,712)	$(52,137)	$(5,425)
	32,000	02/23/19	1.540%	3 month LIBOR(2)	—	(284,149)	(284,149)
	62,400	05/31/19	1.674%	3 month LIBOR(2)	—	(468,588)	(468,588)
	10,320	03/11/20	1.824%	3 month LIBOR(2)	—	(115,544)	(115,544)
	21,900	12/16/20	2.000%	3 month LIBOR(1)	97,498	18,096	(79,402)
	6,300	12/16/20	2.000%	3 month LIBOR(1)	(18,293)	(5,206)	13,087
	220,650	12/31/21	1.787%	3 month LIBOR(2)	(97,954)	3,564,600	3,662,554
	15,300	12/31/21	1.850%	3 month LIBOR(2)	—	186,948	186,948
	24,450	05/31/22	2.237%	3 month LIBOR(1)	96,089	83,591	(12,498)
	116,200	12/16/22	2.250%	3 month LIBOR(1)	1,112,612	488,524	(624,088)
	68,100	12/16/25	2.500%	3 month LIBOR(1)	1,088,912	535,527	(553,385)
	3,800	12/16/25	2.500%	3 month LIBOR(1)	36,436	34,602	(1,834)
	28,100	12/16/45	2.750%	3 month LIBOR(1)	1,672,651	1,444,538	(228,113)
	1,400	12/16/45	2.750%	3 month LIBOR(1)	(75,911)	(67,482)	8,429
ZAR	30,000	01/08/25	7.540%	3 month JIBAR(1)	—	(109,285)	(109,285)
ZAR	4,000	01/12/25	7.430%	3 month JIBAR(1)	—	(17,143)	(17,143)
ZAR	37,600	01/13/25	7.440%	3 month JIBAR(1)	19,104	(158,983)	(178,087)

					$11,863,301	$11,672,854	$(190,447)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at June 30, 2015:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Depreciation	Counterparty
Over-the-counter credit default swaps on credit indices—Sell Protection(1):
CMBX.NA.6.AA	05/11/63	1.500%	2,000	$(12,095)	$(443)	$(11,652)	Goldman Sachs & Co.
CMBX.NA.6.AA	05/11/63	1.500%	2,000	(12,095)	(443)	(11,652)	Goldman Sachs & Co.
CMBX.NA.8.AAA	10/17/57	0.500%	14,000	(598,361)	(595,081)	(3,280)	Goldman Sachs & Co.
CMBX.NA.8.AAA	10/17/57	0.500%	10,000	(427,401)	(375,253)	(52,148)	Credit Suisse First Boston Corp.

				$(1,049,952)	$(971,220)	$(78,732)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)		Value at June 30, 2015	Value at Trade Date	Unrealized Appreciation (Depreciation)
Exchange-traded credit default swaps on credit indices—Sell Protection(1):
CDX iTraxx XOV23 5Y	06/20/20	5.000%	EUR	$12,700	$1,074,987	$1,087,502	$12,515
Dow Jones CDX iTraxx Main23 5Y Index		1.000%	EUR	11,300	236,922	155,972	(80,950)
Dow Jones CDX NA HY24 5Y Index	06/20/20	5.000%		14,553	906,672	926,953	20,281
Dow Jones CDX NA HY24 5Y Index	06/20/20	5.000%		2,277	141,313	145,034	3,721
Dow Jones CDX NA IG24 5Y Index	06/20/20	1.000%		6,300	88,583	90,658	2,075

					$2,448,477	$2,406,119	$(42,358)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at June 30, 2015 (Unaudited)(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues—Sell Protection(1):
Federal Republic of Brazil	03/20/16	1.000%	1,900	0.751%	$2,676	$(3,630)	$6,306	Deutsche Bank AG
Federal Republic of Brazil	12/20/18	1.000%	8,200	2.150%	(314,802)	(399,179)	84,377	Morgan Stanley

SEE NOTES TO FINANCIAL STATEMENTS.

A46

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)		Implied Credit Spread at June 30, 2015 (Unaudited)(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues—Sell Protection(1) (continued):
Federal Republic of Brazil	12/20/18	1.000%		8,000	2.150%	$(307,124)	$(416,429)	$109,305	JPMorgan Chase
Federal Republic of Brazil	12/20/18	1.000%		7,100	2.150%	(272,572)	(314,358)	41,786	Citigroup Global Markets
Federal Republic of Brazil	12/20/18	1.000%		2,600	2.150%	(99,815)	(113,619)	13,804	Goldman Sachs & Co.
Federal Republic of Brazil	12/20/18	1.000%		500	2.150%	(19,195)	(19,296)	101	BNP Paribas
Federal Republic of Brazil	12/20/18	1.000%		200	2.150%	(7,678)	(9,512)	1,834	Bank of America
Federal Republic of Brazil	12/20/18	1.000%		200	2.150%	(7,678)	(9,593)	1,915	Deutsche Bank AG
Federal Republic of Brazil	12/20/18	1.000%		100	2.150%	(3,839)	(4,481)	642	Credit Suisse First Boston Corp.
Gazprom OAO Via Gaz Capital SA JPM	03/20/16	1.000%		900	3.047%	(15,279)	(69,528)	54,249	Goldman Sachs & Co.
Gazprom OAO Via Gaz Capital SA JPM	03/20/16	1.000%		400	3.047%	(6,789)	(31,451)	24,662	Morgan Stanley
Gazprom OAO Via Gaz Capital SA JPM	03/20/16	1.000%		300	3.047%	(5,093)	(22,440)	17,347	JPMorgan Chase
Gazprom OAO Via Gaz Capital SA JPM	03/20/16	1.000%		200	3.047%	(3,395)	(15,310)	11,915	Bank of America
Gazprom OAO Via Gaz Capital SA JPM	03/20/16	1.000%		100	3.047%	(1,697)	(6,717)	5,020	Goldman Sachs & Co.
Italy Govt.	03/20/19	1.000%		3,000	1.076%	(9,651)	(55,224)	45,573	Barclays Capital Group
Italy Govt.	03/20/19	1.000%		2,800	1.076%	(9,008)	(48,601)	39,593	Deutsche Bank AG
Italy Govt.	03/20/19	1.000%		800	1.076%	(2,574)	(14,357)	11,783	Deutsche Bank AG
Italy Govt.	03/20/19	1.000%		800	1.076%	(2,574)	(15,096)	12,522	Hong Kong & Shanghai Bank
Petrobras International Finance Co.	03/20/20	1.000%		3,700	4.126%	(482,772)	(675,603)	192,831	Hong Kong & Shanghai Bank
Republic of China	03/20/19	1.000%		3,400	0.665%	44,407	11,566	32,841	Barclays Capital Group
Sberbank of Russia Via SB Capital SA	03/20/16	1.000%		200	3.394%	(4,171)	(11,129)	6,958	Goldman Sachs & Co.
Softbank Corp.	12/20/17	1.000%	JPY	120,000	0.681%	7,030	(141,388)	148,418	Bank of America
Softbank Corp.	12/20/17	1.000%	JPY	32,000	0.681%	1,875	(38,791)	40,666	Citigroup Global Markets
Spain Govt.	03/20/19	1.000%		3,800	0.850%	20,142	(23,540)	43,682	Bank of America
Spain Govt.	03/20/19	1.000%		2,000	0.850%	10,601	(15,204)	25,805	Hong Kong & Shanghai Bank
United Mexican States	09/20/19	1.000%		5,500	1.109%	(25,044)	47,913	(72,957)	Citigroup Global Markets
United Mexican States	09/20/19	1.000%		4,000	1.109%	(18,214)	33,866	(52,080)	Hong Kong & Shanghai Bank

						$(1,532,233)	$(2,381,131)	$848,898

SEE NOTES TO FINANCIAL STATEMENTS.

A47

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at June 30, 2015 (Unaudited)(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues—Buy Protection(2):
Cardinal Health, Inc.	06/20/17	0.580%	250	0.082%	$(2,530)	$—	$(2,530)	Goldman Sachs & Co.
Cytec Industries, Inc.	09/20/17	1.000%	900	0.304%	(14,339)	82,545	(96,884)	Citigroup Global Markets
Marsh & McLennan Cos. Inc.	09/20/15	0.990%	200	0.058%	(490)	—	(490)	Bank of America

					$(17,359)	$82,545	$(99,904)

Reference Entity/Obligation	Termination Date	Notional Amount (000)#(4)	Fixed Rate	Value at Trade Date	Value at June 30, 2015(5)	Unrealized Depreciation
Exchange-traded credit default swaps on credit indices—Buy Protection(2):
CDX.NA.IG.24.V1	06/20/20	50,500	1.000%	$(727,734)	$(733,273)	$(5,539)

Cash of $4,798,000 and $2,474,000 have been segregated by Citigroup Global Markets and Morgan Stanley, respectively, and U.S. Treasury Securities with market values of $5,958,848, and $773,360 have been segregated with Citigroup Global Markets and Morgan Stanley, respectively, to cover requirements for open exchange-traded interest rate and credit default swap contracts at June 30, 2015.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at June 30, 2015:

Notional Amount (000)#		Fund Receives	Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CHF	2,400	3 month LIBOR minus 23 bps	2,570	3 month LIBOR	Bank of America	12/16/17	$5,571	$6,989	$(1,418)

SEE NOTES TO FINANCIAL STATEMENTS.

A48

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Notional Amount (000)#		Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
EUR	5,700	3 month LIBOR minus 10 bps		6,327	3 month LIBOR	Bank of America	12/16/20	$97,645	$53,977	$43,668
EUR	30,000	3 month LIBOR minus 10 bps		32,760	3 month LIBOR	BNP Paribas	12/16/20	1,053,921	355,455	698,466
	1,114	3 month LIBOR	EUR	960	3 month Euribor minus 24.50 bps	Citigroup Global Markets	01/16/17	43,569	—	43,569
	707	3 month LIBOR	EUR	600	3 month Euribor minus 21.25 bps	Citigroup Global Markets	01/16/17	38,144	—	38,144
EUR	27,900	3 month LIBOR minus 10 bps		31,248	3 month LIBOR	Citigroup Global Markets	12/16/20	198,947	105,084	93,863
CHF	2,200	3 month LIBOR minus 23 bps		2,328	3 month LIBOR	Credit Suisse First Boston Corp.	12/16/17	32,525	(1,723)	34,248
EUR	13,200	3 month LIBOR minus 10 bps		14,693	3 month LIBOR	Deutsche Bank AG	12/16/20	185,205	174,194	11,011
CHF	7,200	3 month LIBOR minus 23 bps		7,699	3 month LIBOR	Goldman Sachs & Co.	12/16/17	26,123	(7,643)	33,766
CHF	5,300	3 month LIBOR minus 23 bps		5,653	3 month LIBOR	UBS AG	12/16/17	33,487	(35,058)	68,545

								$1,715,137	$651,275	$1,063,862

Total return swap agreements outstanding at June 30, 2015:

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Bank of America	04/14/20	356	Pay $0.078961 strike and receive variance based on GOLDLNPM.	$1,450	$—	$1,450
Bank of America	12/31/15	2	Pay $13.57 strike and receive variance based on spread between Platts Jet CIF and IPE Brent Oil.	254	—	254
Bank of America	12/31/15	(3)	Pay $2.55 strike and receive variance based on 2015 Calendar Dated Brent Margin.	(270)	—	(270)
Bank of America	12/31/15	1	Pay $2.75 strike and receive variance based on spread between Light Louisiana Sweet Oil and Brent Oil.	(793)	—	(793)
Bank of America	12/31/15	1	Pay $7.25 strike and receive variance based on spread between Platts Naptha CIF and IPE Brent Oil.	667	—	667
Bank of America	08/17/15	3	Receive fixed payments on the Bloomberg Commodity Index and pay variable payments based on the U.S. Treasury Bill.	13,698	—	13,698
Bank of America	03/31/16	1	Receive fixed rate payments on Dow Jones REIT Total Return Index rate and pay variable payments on the one month LIBOR-BBA +38bps.	(443,717)	—	(443,717)
Bank of America	07/31/15	13	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA +35bps.	(4,956,253)	—	(4,956,253)

SEE NOTES TO FINANCIAL STATEMENTS.

A49

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Total return swap agreements outstanding at June 30, 2015 (continued):

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Bank of America	11/20/15	7	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA +37bps.	$(2,391,000)	$—	$(2,391,000)
Barclays Capital Group	08/17/15	1,206	Receive fixed payments on the Bloomberg Commodity Index and pay variable payments based on the U.S. Treasury Bill.	2,535,758	46,168	2,489,590
Barclays Capital Group	08/17/15	34	Receive fixed payments on the Bloomberg Commodity Index and pay variable payments based on the U.S. Treasury Bill.	316,957	—	316,957
BNP Paribas	04/22/20	2,478	Pay $0.07980625 strike and receive variance based on GOLDLNPM.	11,423	—	11,423
BNP Paribas	08/03/15	284	Pay $0.030976 strike and receive variance based on GOLDLNPM.	4,225	—	4,225
BNP Paribas	03/24/20	717	Pay $0.042025 strike and receive variance based on GOLDLNPM.	3,263	—	3,263
BNP Paribas	07/28/15	(118)	Pay $0.06125625 strike and receive variance based on Natural Gas Futures.	(845)	—	(845)
BNP Paribas	08/03/15	197	Pay $0.064516 strike and receive variance based on SILVERLND.	1,934	—	1,934
BNP Paribas	04/09/20	357	Pay $0.0784 strike and receive variance based on GOLDLNPM.	1,297	—	1,297
BNP Paribas	04/29/20	455	Pay $0.1089 strike and receive variance based on GOLDLNPM.	1,873	—	1,873
BNP Paribas	03/31/16	2	Pay $13.57 strike and receive variance based on spread between Platts Jet CIF and IPE Brent Oil.	271	—	271
BNP Paribas	12/31/15	2	Pay $2.25 strike and receive variance based on spread between Light Louisiana Sweet Oil and Brent Oil.	167	—	167
BNP Paribas	12/31/15	2	Pay $2.55 strike and receive variance based on spread between Light Louisiana Sweet Oil and Brent Oil.	822	—	822
BNP Paribas	03/31/16	1	Pay $7.25 strike and receive variance based on spread between Platts Naptha CIF and IPE Brent Oil.	109	—	109
Citigroup Global Markets	12/31/15	1	Pay $2.50 strike and receive variance based on spread between Light Louisiana Sweet Oil and Brent Oil.	357	—	357
Citigroup Global Markets	12/31/15	1	Pay $2.55 strike and receive variance based on 2016 High Sulfur Fuel Oil-Brent Spread.	172	—	172
Citigroup Global Markets	12/31/15	12	Pay $8.15 strike and receive variance based on spread between Light Louisiana Sweet Oil and Brent Oil.	74,428	—	74,428
Citigroup Global Markets	08/17/15	334	Receive fixed payments on the Bloomberg Commodity Index and pay variable payments based on the U.S. Treasury Bill.	1,769,634	—	1,769,634

SEE NOTES TO FINANCIAL STATEMENTS.

A50

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Total return swap agreements outstanding at June 30, 2015 (continued):

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	11/17/15	250	Pay $0.042025 strike and receive variance based on WTI Crude future.	$(20,208)	$—	$(20,208)
Deutsche Bank AG	11/17/15	200	Pay $0.06375625 strike and receive variance based on S&P GSCI Crude Oil.	(23,477)	—	(23,477)
Deutsche Bank AG	05/07/20	1,048	Pay $0.111556 strike and receive variance based on GOLDLNPM.	34,896	—	34,896
Goldman Sachs & Co.	11/25/15	190	Pay $0.06125625 strike and receive variance based on GOLDLNPM.	7,362	—	7,362
Goldman Sachs & Co.	07/28/15	(80)	Pay $0.06125625 strike and receive variance based on Natural Gas Futures.	(65)	—	(65)
Goldman Sachs & Co.	04/06/20	357	Pay $0.0784 strike and receive variance based on GOLDLNPM.	(374,671)	(18,000)	(356,671)
Goldman Sachs & Co.	04/28/20	847	Pay $0.087025 strike and receive variance based on GOLDLNPM.	3,823	—	3,823
Goldman Sachs & Co.	11/25/15	140	Pay $0.1089 strike and receive variance based on SILVERLND.	5,238	—	5,238
Goldman Sachs & Co.	03/31/16	3	Pay $1.94 strike and receive variance based on spread between Naptha Cif NWE, Jet Cif NWE and 3.5% Fuel FOB BRGS ROTT and DTD Brent Crude Oil 1st Quarter 2016.	7	—	7
Goldman Sachs & Co.	12/31/15	3	Pay $1.94 strike and receive variance based on spread between Naptha Cif NWE, Jet Cif NWE and 3.5% Fuel FOB BRGS ROTT and DTD Brent Crude Oil 4th Quarter 2015.	12	—	12
Goldman Sachs & Co.	12/31/15	(26)	Pay $2.07 strike and receive variance based on spread between Naptha Cif NWE, Jet Cif NWE and 3.5% Fuel FOB BRGS ROTT and DTD Brent Crude Oil 4th Quarter 2015.	(6,928)	—	(6,928)
Goldman Sachs & Co.	03/31/16	(26)	Pay $2.07 strike and receive variance based on spread between Naptha Cif NWE, Jet Cif NWE and 3.5% Fuel FOB BRGS ROTT and DTD Brent Crude Oil 4th Quarter 2015.	(2,888)	—	(2,888)
Goldman Sachs & Co.	03/31/16	300	Pay $2.10 strike and receive variance based on spread between Naptha Cif NWE, Jet Cif NWE and 3.5% Fuel FOB BRGS ROTT and DTD Brent Crude Oil 1st Quarter 2016.	242	—	242
Goldman Sachs & Co.	12/31/15	300	Pay $2.10 strike and receive variance based on spread between Naptha Cif NWE, Jet Cif NWE and 3.5% Fuel FOB BRGS ROTT and DTD Brent Crude Oil 4th Quarter 2015.	706	—	706

SEE NOTES TO FINANCIAL STATEMENTS.

A51

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Total return swap agreements outstanding at June 30, 2015 (continued):

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Goldman Sachs & Co.	03/31/16	1	Pay $2.15 strike and receive variance based on spread between Naptha Cif NWE, Jet Cif NWE and 3.5% Fuel FOB BRGS ROTT and DTD Brent Crude Oil 1st Quarter 2016.	$—	$—	$—
Goldman Sachs & Co.	12/31/15	1	Pay $2.15 strike and receive variance based on spread between Naptha Cif NWE, Jet Cif NWE and 3.5% Fuel FOB BRGS ROTT and DTD Brent Crude Oil 4th Quarter 2015.	2	—	2
Goldman Sachs & Co.	09/30/16	6	Pay $2.20 strike and receive variance based on spread between 2016 Calendar Margin Eurobob Gasoline and Brent Crude.	1,968	—	1,968
Goldman Sachs & Co.	12/31/15	2	Pay $2.40 strike and receive variance based on spread between Light Louisiana Sweet Oil and Brent Oil.	534	—	534
Goldman Sachs & Co.	03/31/16	1	Pay $2.55 strike and receive variance based on 2016 High Sulfur Fuel Oil-Brent Spread.	229	—	229
Goldman Sachs & Co.	12/31/15	2	Pay $3.00 strike and receive variance based on spread between Light Louisiana Sweet Oil and Brent Oil.	(1,652)	—	(1,652)
Goldman Sachs & Co.	08/17/15	13	Receive fixed payments on the Bloomberg Commodity Index and pay variable payments based on the U.S. Treasury Bill.	63,313	—	63,313
Goldman Sachs & Co.	03/31/16	8	Receive fixed rate payments on Dow Jones REIT Total Return Index rate and pay variable payments on the one month LIBOR-BBA +38bps.	(2,926,990)	—	(2,926,990)
Goldman Sachs & Co.	06/15/16	4	Receive fixed rate payments on Dow Jones REIT Total Return Index rate and pay variable payments on the one month LIBOR-BBA +38bps.	(1,424,080)	—	(1,424,080)
Goldman Sachs & Co.	11/20/15	2	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA +33.5bps.	(613,558)	—	(613,558)
JPMorgan Chase	04/27/20	1,024	Pay $0.085849 strike and receive variance based on GOLDLNPM.	4,638	—	4,638
JPMorgan Chase	08/17/15	2,075	Receive fixed payments on the Bloomberg Commodity Index and pay variable payments based on the U.S. Treasury Bill.	16,692	—	16,692
JPMorgan Chase	08/17/15	6	Receive fixed payments on the Bloomberg Commodity Index and pay variable payments based on the U.S. Treasury Bill.	250,827	—	250,827

SEE NOTES TO FINANCIAL STATEMENTS.

A52

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Total return swap agreements outstanding at June 30, 2015 (continued):

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
JPMorgan Chase	08/17/15	269	Receive fixed payments on the JPMorgan JMAB Index and pay variable payments based on the U.S. Treasury Bill.	$(777,435)	$(10,407)	$(767,028)
JPMorgan Chase	08/17/15	26	Receive fixed payments on the JPMorgan NIC P Index and pay variable payments based on the U.S. Treasury Bill.	285,949	—	285,949
Morgan Stanley	09/18/15	276	Pay $ 0.032761 strike and receive variance based on GOLDLNPM.	3,539	—	3,539
Morgan Stanley	09/18/15	216	Pay $ 0.053824 strike and receive variance based on SILVERLND.	(2,319)	—	(2,319)
Morgan Stanley	04/21/16	910	Pay $ 0.05405625 strike and receive variance based on GOLDLNPM.	24,118	—	24,118
Morgan Stanley	04/21/16	700	Pay $ 0.09150625 strike and receive variance based on SILVERLND.	9,754	—	9,754
Morgan Stanley	09/30/16	18	Pay $ 2.20 strike and receive variance based on spread between 2016 Calendar Margin Eurobob Gasoline and Brent Crude.	5,010	—	5,010
Morgan Stanley	03/31/16	(3)	Pay $ 2.55 strike and receive variance based on 2015 Calendar Dated Brent Margin.	(758)	—	(758)
Morgan Stanley	12/31/15	1	Pay $ 3.30 strike and receive variance based on spread between Light Louisiana Sweet Oil and Brent Oil.	1,543	—	1,543

				$(8,508,746)	$17,761	$(8,526,507)

SEE NOTES TO FINANCIAL STATEMENTS.

A53

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$251,879,822	$—	$—
Common Stocks	2,975,760,936	1,472,150,358	—
Exchange Traded Funds	867,372,554	—	—
Preferred Stock	43,830	—	—
Asset-Backed Securities
Collateralized Loan Obligations	—	124,350,679	41,884,831
Non-Residential Mortgage-Backed Securities	—	5,672,263	8,493,585
Residential Mortgage-Backed Securities	—	84,181,841	—
Bank Loans	—	6,128,641	—
Commercial Mortgage-Backed Securities	—	66,199,443	671,155
Corporate Bonds	—	929,088,734	5,273,500
Foreign Government Bonds	—	556,613,709	—
Municipal Bonds	—	27,359,368	—
Residential Mortgage-Backed Securities	—	155,218,687	8,401,147
U.S. Government Agency Obligations	—	81,531,183	—
U.S. Treasury Obligations	25,738,047	888,175,392	—
Affiliated Money Market Mutual Fund	1,060,719,994	—	—
Foreign Treasury Obligations	—	72,015,115	—
Repurchase Agreements	—	324,800,000	—
Certificates of Deposit	—	21,560,670	—
Options Purchased	290,986	2,134,425	—
Short Sales—U.S. Government Agency Obligations	—	(53,823,517)	—
Options Written	(742,246)	(2,009,016)	—
Other Financial Instruments*
Financial Futures Contracts	(12,057,017)	—	—
Commodity Futures Contracts	(960,208)	—	—
Forward Foreign Currency Exchange Contracts	—	6,751,277	—
Over-the-counter interest rate swaps	—	(2,877,939)	—
Exchange-traded interest rate swaps	—	(190,447)	—
Over-the-counter credit default swaps	—	(2,599,544)	—
Exchange-traded credit default swaps	—	(47,897)	—
Total Return Swaps	—	(8,508,746)	—
Currency Swap Agreements	—	1,715,137	—

Total	$5,168,046,698	$4,755,589,816	$64,724,218

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2015 were as follows:

Affiliated Money Market Mutual Fund (4.8% represents investments purchased with collateral from securities on loan)	11.9%
U.S. Treasury Obligations	10.2
Exchange Traded Funds	9.7
Banks	6.2
Foreign Government Bonds	6.2
Repurchase Agreements	3.6
Pharmaceuticals	3.6
Oil, Gas & Consumable Fuels	3.4

Insurance	3.0%
Affiliated Mutual Funds	2.8
Residential Mortgage-Backed Securities	2.8
Capital Markets	2.5
Internet Software & Services	2.3
Software	2.0
IT Services	1.9
Collateralized Loan Obligations	1.9
Hotels, Restaurants & Leisure	1.5
Media	1.3
Electronic Equipment, Instruments & Components	1.3
Automobiles	1.3
Chemicals	1.2
Communications Equipment	1.2

SEE NOTES TO FINANCIAL STATEMENTS.

A54

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Internet & Catalog Retail	1.2%
Aerospace & Defense	1.1
Food & Staples Retailing	1.1
Health Care Providers & Services	1.1
Beverages	1.1
Industrial Conglomerates	1.0
Biotechnology	1.0
Diversified Telecommunication Services	1.0
Semiconductors & Semiconductor Equipment	1.0
Health Care Equipment & Supplies	0.9
Food Products	0.9
U.S. Government Agency Obligations	0.9
Consumer Finance	0.9
Electric Utilities	0.9
Machinery	0.9
Foreign Treasury Obligations	0.8
Auto Components	0.8
Energy Equipment & Services	0.8
Airlines	0.8
Trading Companies & Distributors	0.8
Commercial Mortgage-Backed Securities	0.8
Specialty Retail	0.7
Technology Hardware, Storage & Peripherals	0.7
Thrifts & Mortgage Finance	0.7
Road & Rail	0.6
Household Products	0.6
Commercial Services & Supplies	0.5
Diversified Financial Services	0.5
Independent Power & Renewable Electricity Producers	0.5

Air Freight & Logistics	0.5%
Personal Products	0.5
Real Estate Management & Development	0.5
Multi-Utilities	0.5
Wireless Telecommunication Services	0.5
Building Products	0.4
Metals & Mining	0.3
Municipal Bonds	0.3
Real Estate Investment Trusts (REITs)	0.3
Multiline Retail	0.3
Life Sciences Tools & Services	0.3
Paper & Forest Products	0.3
Certificates of Deposit	0.2
Tobacco	0.2
Household Durables	0.2
Construction Materials	0.2
Non-Residential Mortgage-Backed Securities	0.2
Electrical Equipment	0.1
Containers & Packaging	0.1
Textiles, Apparel & Luxury Goods	0.1
Leisure Products	0.1
Construction & Engineering	0.1
U.S. Government Agency Obligations	(0.6)

112.0
Liabilities in excess of other assets	(12.0)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are commodity risk, equity risk, credit risk, foreign exchange and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2015 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$311,521	*	Due from/to broker-variation margin futures	$6,133,551	*
Interest rate contracts	Due from/to broker-variation margin swaps	7,009,664	*	Due from/to broker-variation margin swaps	7,200,111	*
Interest rate contracts	Unrealized appreciation on over-the-counter swap agreements	2,196,888		Unrealized depreciation on over-the-counter swap agreements	4,088,924
Interest rate contracts	Premiums paid for swap agreements	972,545		Premiums received for swap agreements	243,311
Interest rate contracts	Unaffiliated investments	2,299,272		Options written outstanding, at value	1,994,040
Foreign exchange contracts	Unrealized appreciation on foreign currency forward contracts	21,240,783		Unrealized depreciation on foreign currency forward contracts	14,489,506
Foreign exchange contracts	Unaffiliated investments	14		Options written outstanding, at value	445,429
Credit contracts	Unrealized appreciation on over-the-counter swap agreements	973,935		Unrealized depreciation on over-the-counter swap agreements	303,673
Credit contracts	Premiums paid for swap agreements	175,890		Premiums received for swap agreements	3,445,696
Credit contracts	Due from/to broker-variation margin swaps	38,592	*	Due from/to broker-variation margin swaps	86,489	*
Credit contracts	—	—		Options written outstanding, at value	112,016

SEE NOTES TO FINANCIAL STATEMENTS.

A55

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Due from/to broker-variation margin futures	$11,121	*	Due from/to broker-variation margin futures	$6,246,108	*
Equity contracts	Unrealized appreciation on over-the-counter swap agreements	285,949		Unrealized depreciation on over-the-counter swap agreements	13,522,626
Equity contracts	Premiums paid for swap agreements	46,168		Premiums received for swap agreements	18,000
Commodity contracts	—	—		Premiums received for swap agreements	10,407
Commodity contracts	Unrealized appreciation on over-the-counter swap agreements	5,127,044		Unrealized depreciation on over-the-counter swap agreements	416,874
Commodity contracts	Due from/to broker-variation margin futures	971,793	*	Due from/to broker-variation margin futures	1,932,001	*
Commodity contracts	Unaffiliated investments	126,125		Options Written outstanding, at value	199,777

Total		$41,787,304			$60,888,539

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Options Purchased(1)	Futures	Options Written	Swaps	Forward Currency Contracts(2)	Total
Interest rate contracts	$—	$(1,735,114)	$(8,258,623)	$2,113,486	$(4,342,643)	$—	$(12,222,894)
Foreign exchange contracts	—	(58,019)	—	(584,573)	14,838	72,884,947	72,257,193
Credit contracts	—	—	—	67,847	(1,999,457)	—	(1,931,610)
Equity contracts	25,299	—	25,206,284	—	1,768,805	—	27,000,388
Commodity contracts	—	(215,694)	1,359,841	905,768	(17,032,602)	—	(14,982,687)

Total	$25,299	$(2,008,827)	$18,307,502	$2,502,528	$(21,591,059)	$72,884,947	$70,120,390

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(3)	Options Purchased(3)	Futures	Options Written	Swaps	Forward Currency Contracts(4)	Total
Interest rate contracts	$—	$215,134	$(5,878,454)	$246,999	$8,466,229	$—	$3,049,908
Foreign exchange contracts	—	(2,795)	—	665,155	—	(26,035,710)	(25,373,350)
Credit contracts	—	—	—	(54,159)	1,882,029	—	1,827,870
Equity contracts	(1,542)	—	(16,473,613)	—	(7,350,727)	—	(23,825,882)
Commodity contracts	—	48,834	(1,576,953)	(258,940)	4,710,170	—	2,923,111

Total	$(1,542)	$261,173	$(23,929,020)	$599,055	$7,707,701	$(26,035,710)	$(41,398,343)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

(2)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

(4)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A56

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

For the six months ended June 30, 2015, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Forward Foreign Currency Exchange Contracts— Purchased(3)	Forward Foreign Currency Exchange Contracts— Sold(3)
$2,619,563	$1,066,453,428	$1,138,291,808	$751,571,569	$1,767,826,888

Options Written(4)	Interest Rate Swap Agreements(4)	Credit Default Swap Agreements— Buy Protection(4)	Credit Default Swap Agreements— Sell Protection(4)	Total Return Swap Agreements(4)	Currency Swap Agreements(4)
$343,766	$1,732,228	$28,193	$146,219	$14,281	$117,771

(1)	Cost.

(2)	Value at Trade Date.

(3)	Value at Settlement Date.

(4)	Notional Amount in USD (000).

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received(3)	Net Amount
Bank of America(4)	$—	$—	$—	$—
Bank of America(5)	476,340	(476,340)	—	—
Barclays Capital Group(5)	2,965,857	(145,605)	—	2,820,252
BNP Paribas(5)	3,325,230	(2,429,900)	(970,115)	—
Citigroup Global Markets(4)	1,040,284	(2,187)	(910,000)	128,097
Citigroup Global Markets(5)	3,280,775	(1,622,533)	(390,002)	1,268,240
Credit Suisse First Boston Corp.(4)	—	—	—	—
Credit Suisse First Boston Corp.(5)	924,395	(331,303)	(350,016)	243,076
Deutsche Bank AG(4)	—	—	—	—
Deutsche Bank AG(5)	3,556,345	(1,842,126)	(5,480,542)	—
Goldman Sachs & Co.(4)	3,243	(3,243)	—	—
Goldman Sachs & Co.(5)	6,019,823	(6,019,823)	—	—
Hong Kong & Shanghai Bank(5)	527,456	(527,456)	—	—
JPMorgan Chase(4)	113,774	(113,774)	—	—
JPMorgan Chase(5)	4,502,035	(3,830,143)	(2,985,346)	—
Morgan Stanley(5)	2,888,500	(1,788,242)	(280,001)	820,257
Royal Bank of Scotland Group PLC(5)	19,486	(19,486)	—	—
UBS AG(4)	—	—	—	—
UBS AG(5)	3,510,084	(1,035,956)	(3,120,320)	—

	$33,153,627

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged(3)	Net Amount
Bank of America(4)	$(104,518)	$—	$—	$(104,518)
Bank of America(5)	(8,215,947)	476,340	8,393,460	—
Barclays Capital Group(5)	(145,605)	145,605	—	—
BNP Paribas(5)	(2,429,900)	2,429,900	—	—
Citigroup Global Markets(4)	(2,187)	2,187	—	—
Citigroup Global Markets(5)	(1,622,533)	1,622,533	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A57

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged(3)	Net Amount
Credit Suisse First Boston Corp.(4)	$(427,401)	$—	$374,306	$(53,095)
Credit Suisse First Boston Corp.(5)	(331,303)	331,303	—	—
Deutsche Bank AG(4)	(2,686)	—	—	(2,686)
Deutsche Bank AG(5)	(1,842,126)	1,842,126	—	—
Goldman Sachs & Co.(4)	(626,376)	3,243	697,057	—
Goldman Sachs & Co.(5)	(7,855,506)	6,019,823	6,623,619	—
Hong Kong & Shanghai Bank(5)	(7,467,198)	527,456	9,277,936	—
JPMorgan Chase(4)	(211,289)	113,774	—	(97,515)
JPMorgan Chase(5)	(3,830,143)	3,830,143	—	—
Morgan Stanley(5)	(1,788,242)	1,788,242	283,044	—
Royal Bank of Scotland Group PLC(5)	(594,214)	19,486	481,218	(93,510)
UBS AG(4)	(14,903)	—	—	(14,903)
UBS AG(5)	(1,035,956)	1,035,956	—	—

	$(38,548,033)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Amounts shown reflect actual collateral received or pledged by the Portfolio. Such amounts are applied up to 100% of the Portfolio’s OTC derivative exposure by counterparty.

(4)	PIM sleeve.

(5)	PIMCO sleeve.

SEE NOTES TO FINANCIAL STATEMENTS.

A58

AST ADVANCED STRATEGIES PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2015

ASSETS:
Investments at value, including securities on loan of $419,913,027:
Unaffiliated investments (cost $8,015,907,709)	$8,751,111,079
Affiliated investments (cost $1,237,162,761)	1,312,599,816
Foreign currency, at value (cost $25,285,853)	25,261,564
Deposit with broker	18,817,784
Receivable for investments sold	253,593,147
Dividends and interest receivable	32,143,350
Unrealized appreciation on foreign currency forward contracts	21,240,783
Tax reclaim receivable	8,592,465
Unrealized appreciation on over-the-counter swap agreements	8,583,816
Due from broker-variation margin futures	3,615,726
Receivable for fund share sold	2,000,066
Premiums paid for swap agreements	1,194,603
Due from broker-variation margin swaps	1,068,721
Prepaid expenses	10,028

Total Assets	10,439,832,948

LIABILITIES:
Payable for investments purchased	936,243,018
Payable to broker for collateral for securities on loan	428,985,872
Securities sold short, at value (proceeds received $53,864,688)	53,823,517
Payable to custodian	22,241,724
Unrealized depreciation on over-the-counter swap agreements	18,332,097
Deposit from counterparty	18,230,000
Unrealized depreciation on foreign currency forward contracts	14,489,506
Payable for fund share repurchased	3,837,681
Premiums received for swap agreements	3,717,414
Advisory fees payable	2,769,734
Written options outstanding, at value (premiums received $4,569,509)	2,751,262
Accrued expenses and other liabilities	718,850
Interest payable on securities sold short	541,998
Distribution fee payable	120,239
Affiliated transfer agent fee payable	350

Total Liabilities	1,506,803,262

NET ASSETS	$8,933,029,686

Net assets were comprised of:
Paid-in capital	$6,572,449,134
Retained earnings	2,360,580,552

Net assets, June 30, 2015	$8,933,029,686

Net asset value and redemption price per share, $8,933,029,686 / 586,424,477 outstanding shares of beneficial interest	$15.23

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2015

INCOME
Unaffiliated dividend income (net of $3,093,781 foreign withholding tax)	$64,461,213
Interest income	31,328,140
Affiliated income from securities lending, net	834,095
Affiliated dividend income	492,732

97,116,180

EXPENSES
Advisory fees	35,844,837
Distribution fee	4,381,250
Custodian and accounting fees	1,049,000
Insurance expenses	59,000
Trustees’ fees	44,000
Audit fee	39,000
Interest expense	38,890
Legal fees and expenses	18,000
Shareholders’ reports	9,000
Commitment fee on syndicated credit agreement	6,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Loan interest expense	606
Miscellaneous	45,831

Total expenses	41,539,414
Less: advisory fee waivers and/or expense reimbursement	(1,607,794)

Net expenses	39,931,620

NET INVESTMENT INCOME	57,184,560

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated $13,552,715) (net of foreign capital gains taxes $7,010)	265,500,722
Futures transactions	18,307,502
Options written transactions	2,502,528
Swap agreements transactions	(21,591,059)
Foreign currency transactions	8,084,125

272,803,818

Net change in unrealized appreciation (depreciation) on:
Investments and other assets (including affiliated $2,734,907) (net of change in foreign capital gains taxes $625,021)	(106,126,497)
Futures	(23,929,020)
Options written	599,055
Swap agreements	7,707,701
Foreign currencies	(32,634,335)

(154,383,096)

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	118,420,722

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$175,605,282

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2015	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$57,184,560	$109,228,797
Net realized gain on investment and foreign currency transactions	272,803,818	494,707,357
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(154,383,096)	(95,377,644)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	175,605,282	508,558,510

FUND SHARE TRANSACTIONS:
Fund share sold [3,758,819 and 19,336,194 shares, respectively]	57,831,388	281,526,475
Fund share repurchased [12,789,063 and 22,180,380 shares, respectively]	(196,252,634)	(320,415,146)

NET DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(138,421,246)	(38,888,671)

TOTAL INCREASE IN NET ASSETS	37,184,036	469,669,839
NET ASSETS:
Beginning of period	8,895,845,650	8,426,175,811

End of period	$8,933,029,686	$8,895,845,650

SEE NOTES TO FINANCIAL STATEMENTS.

A59

AST BALANCED ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

LONG-TERM INVESTMENTS — 89.6%
AFFILIATED MUTUAL FUNDS	Shares	Value (Note 2)
AST AQR Emerging Markets Equity Portfolio*	1,214,225	$12,348,672
AST AQR Large-Cap Portfolio*	76,694,523	1,043,045,508
AST Boston Partners Large-Cap Value Portfolio*	12,443,147	227,709,583
AST ClearBridge Dividend Growth Portfolio* .	17,316,502	226,499,841
AST Goldman Sachs Large-Cap Value Portfolio*	8,514,089	229,965,551
AST Goldman Sachs Mid-Cap Growth Portfolio*	2,274,078	17,896,995
AST Goldman Sachs Small-Cap Value Portfolio*	3,889,514	71,800,432
AST Goldman Sachs Strategic Income Portfolio*	25,075,878	242,734,501
AST Herndon Large-Cap Value Portfolio*	12,824,541	167,616,754
AST High Yield Portfolio*	24,449,795	210,512,734
AST International Growth Portfolio*	34,832,028	502,626,160
AST International Value Portfolio*	27,155,631	498,034,271
AST Jennison Large-Cap Growth Portfolio* .	12,527,388	284,121,167
AST Large-Cap Value Portfolio*	10,025,316	228,877,967
AST Loomis Sayles Large-Cap Growth Portfolio*	9,887,404	327,668,569
AST Lord Abbett Core Fixed Income Portfolio*	38,390,595	458,767,615
AST MFS Growth Portfolio*	16,075,687	276,341,054
AST MFS Large-Cap Value Portfolio*	11,140,816	171,345,747
AST Mid-Cap Value Portfolio*	897,216	18,644,141
AST Money Market Portfolio*	50,760,983	50,760,983
AST Neuberger Berman Core Bond Portfolio*	23,079,781	249,723,235
AST Neuberger Berman Mid-Cap Growth Portfolio*	477,159	18,427,873
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	667,925	18,828,795
AST Parametric Emerging Markets Equity Portfolio*	1,222,911	10,406,973
AST PIMCO Limited Maturity Bond Portfolio*	8,926,498	93,192,638
AST Prudential Core Bond Portfolio*	109,843,572	1,228,051,140
AST QMA Emerging Markets Equity Portfolio*	780,992	7,677,153
AST QMA International Core Equity Portfolio*	23,165,663	251,347,449
AST QMA Large-Cap Portfolio*	75,094,216	1,037,051,122
AST Small-Cap Growth Opportunities Portfolio*	6,621,059	105,009,991
AST Small-Cap Growth Portfolio*	3,027,748	107,333,667
AST Small-Cap Value Portfolio*	6,639,515	145,670,968
AST T. Rowe Price Equity Income Portfolio*	8,699,948	113,273,321
AST T. Rowe Price Large-Cap Growth Portfolio*	9,274,677	219,531,599
AST T. Rowe Price Natural Resources Portfolio*	383,105	7,692,750

AFFILIATED MUTUAL FUNDS (continued)	Shares	Value (Note 2)
AST Templeton Global Bond Portfolio*	23,137	$248,034
AST Western Asset Core Plus Bond Portfolio*	77,410,001	880,925,813
AST Western Asset Emerging Markets Debt Portfolio*	4,929,173	47,862,274

TOTAL LONG-TERM INVESTMENTS (cost $8,296,842,641)(w)		9,809,573,040

SHORT-TERM INVESTMENTS — 9.8%
AFFILIATED MONEY MARKET MUTUAL FUND — 9.4%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $1,035,279,502)(w)(Note 4)	1,035,279,502	1,035,279,502

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(k)(n) — 0.4%
U.S. Treasury Bills
0.065%	09/17/15	600	600,000
0.075%	09/17/15	500	500,000
0.151%	09/17/15	39,200	39,200,000

TOTAL U.S. TREASURY OBLIGATIONS (cost $40,287,094)			40,300,000

TOTAL SHORT-TERM INVESTMENTS (cost $1,075,566,596)			1,075,579,502

TOTAL INVESTMENTS — 99.4% (cost $9,372,409,237)			10,885,152,542
Other assets in excess of liabilities(x) — 0.6%			70,093,113

NET ASSETS — 100.0%			$10,955,245,655

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects yield to maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A60

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Futures contracts outstanding at June 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2015	Unrealized Appreciation (Depreciation)(1)
Long Positions:
1,214	2 Year U.S. Treasury Notes	Sep. 2015	$265,379,533	$265,790,125	$410,592
2,371	10 Year U.S. Treasury Notes	Sep. 2015	300,098,282	299,153,515	(944,767)
200	CAC40 10 Euro	Jul. 2015	10,733,796	10,672,479	(61,317)
39	DAX Index	Sep. 2015	11,937,766	11,958,419	20,653
1,694	Euro STOXX 50	Sep. 2015	64,874,375	64,890,901	16,526
107	FTSE 100 Index	Sep. 2015	11,207,058	10,917,887	(289,171)
182	Russell 2000 Mini Index	Sep. 2015	22,939,280	22,757,280	(182,000)
2,643	S&P 500 E-Mini	Sep. 2015	275,492,096	271,488,960	(4,003,136)
140	S&P 500 Index	Sep. 2015	72,964,500	71,904,000	(1,060,500)
321	TOPIX Index	Sep. 2015	43,319,328	42,765,902	(553,426)

					$(6,646,546)

(1)	U.S. Treasury securities with a combined market value of $40,300,000 have been segregated with Goldman Sachs & Co. to cover requirements for open contracts at June 30, 2015.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$10,844,852,542	$—	$—
U.S. Treasury Obligations	—	40,300,000	—
Other Financial Instruments*
Financial Futures Contracts	(6,646,546)	—	—

Total	$10,838,205,996	$40,300,000	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

The investment allocation of Portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2015 were as follows:

Investment Type
Large/Mid-Cap Growth	30.5%
Core Bonds	28.8
Money Market	9.9
Large/Mid-Cap Value	9.7
International Value	6.8
International Growth	4.6
Large/Mid-Cap Blend	2.1
Small-Cap Value	2.0

Small-Cap Growth	1.9%
High Yield	1.9
Emerging Markets	0.7
U.S. Treasury Obligations	0.4
Sector	0.1

99.4
Other assets in excess of liabilities	0.6

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A61

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$410,592	*	Due from/to broker-variation margin futures	$944,767	*
Equity contracts	Due from/to broker-variation margin futures	37,179	*	Due from/to broker-variation margin futures	6,149,550	*

Total		$447,771			$7,094,317

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$3,868,718
Equity contracts	48,715,924

Total	$52,584,642

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(1,621,268)
Equity contracts	(30,004,345)

Total	$(31,625,613)

For the six months ended June 30, 2015, the Portfolio’s average value at trade date for futures long position was $1,067,593,543.

SEE NOTES TO FINANCIAL STATEMENTS.

A62

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2015

ASSETS:
Investments at value:
Affiliated investments (cost $9,332,122,143)	$10,844,852,542
Unaffiliated investments (cost $40,287,094)	40,300,000
Foreign currency, at value (cost $73,649,940)	74,656,445
Dividends and interest receivable	154,874
Receivable for investments sold	140,161
Receivable for fund share sold	62,379
Prepaid expenses	1,292

Total Assets	10,960,167,693

LIABILITIES:
Payable for fund share repurchased	3,960,434
Advisory fees payable	615,225
Due to broker-variation margin futures	198,520
Accrued expenses and other liabilities	147,277
Affiliated transfer agent fee payable	350
Deferred trustees’ fees	232

Total Liabilities	4,922,038

NET ASSETS	$10,955,245,655

Net assets were comprised of:
Paid-in capital	$7,627,131,170
Retained earnings	3,328,114,485

Net assets, June 30, 2015	$10,955,245,655

Net asset value and redemption price per share, $10,955,245,655 / 730,705,632 outstanding shares of beneficial interest	$14.99

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2015

INCOME
Affiliated dividend income	$789,419
Interest income	21,169

810,588

EXPENSES
Advisory fees	8,289,492
Custodian and accounting fees	236,000
Trustees’ fees	51,000
Legal fees and expenses	16,000
Audit fee	11,000
Insurance expenses	8,000
Commitment fee on syndicated credit agreement	6,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Shareholders’ reports	2,000
Miscellaneous	9,584

Total expenses	8,633,076

NET INVESTMENT LOSS	(7,822,488)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated $321,505,182)	321,505,182
Futures transactions	52,584,642
Foreign currency transactions	(5,656,784)

368,433,040

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated $(115,422,882))	(115,411,977)
Futures	(31,625,613)
Foreign currencies	5,182,954

(141,854,636)

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	226,578,404

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$218,755,916

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2015	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment loss	$(7,822,488)	$(15,439,098)
Net realized gain on investment and foreign currency transactions	368,433,040	325,172,182
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(141,854,636)	374,937,100

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	218,755,916	684,670,184

FUND SHARE TRANSACTIONS:
Fund share sold [3,149,838 and 15,718,568 shares, respectively]	47,189,720	224,127,167
Fund share repurchased [21,306,096 and 34,535,323 shares, respectively]	(320,334,348)	(489,872,240)

NET DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(273,144,628)	(265,745,073)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(54,388,712)	418,925,111
NET ASSETS:
Beginning of period	11,009,634,367	10,590,709,256

End of period	$10,955,245,655	$11,009,634,367

SEE NOTES TO FINANCIAL STATEMENTS.

A63

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

LONG-TERM INVESTMENTS — 73.6%
COMMON STOCKS — 20.9%	Shares	Value (Note 2)
Aerospace & Defense — 0.5%
Honeywell International, Inc.	43,375	$4,422,949
Precision Castparts Corp.	13,036	2,605,505
Raytheon Co.	21,765	2,082,475
United Technologies Corp.	24,165	2,680,623

		11,791,552

Air Freight & Logistics — 0.4%
Deutsche Post AG (Germany)	177,231	5,178,578
FedEx Corp.	18,730	3,191,592

		8,370,170

Airlines — 0.1%
Southwest Airlines Co.	30,500	1,009,245
United Continental Holdings, Inc.*	24,200	1,282,842

		2,292,087

Auto Components — 0.2%
Goodyear Tire & Rubber Co. (The)	22,800	687,420
Lear Corp.	26,600	2,986,116

		3,673,536

Automobiles — 0.2%
Mazda Motor Corp. (Japan)	210,500	4,119,233

Banks — 3.3%
Bank Mandiri Persero Tbk PT (Indonesia)	3,775,200	2,837,932
Bank of America Corp.	309,186	5,262,346
Citigroup, Inc.	291,476	16,101,134
Citizens Financial Group, Inc.	208,789	5,702,028
HDFC Bank Ltd. (India)	177,915	2,978,323
ING Groep NV (Netherlands), CVA	262,647	4,361,361
JPMorgan Chase & Co.	227,337	15,404,355
KBC Groep NV (Belgium)	52,965	3,550,684
Lloyds Banking Group PLC (United Kingdom)	5,661,505	7,598,821
Societe Generale SA (France)	65,260	3,062,253
SunTrust Banks, Inc.	73,770	3,173,585
U.S. BanCorp	120,275	5,219,935
Wells Fargo & Co.	20,230	1,137,735

		76,390,492

Beverages — 0.2%
Dr. Pepper Snapple Group, Inc.	45,700	3,331,530
Molson Coors Brewing Co. (Class B Stock)	26,000	1,815,060

		5,146,590

Biotechnology — 0.5%
Alexion Pharmaceuticals, Inc.*	11,659	2,107,597
Alkermes PLC*	48,985	3,151,695
Amgen, Inc.	26,100	4,006,872
Regeneron Pharmaceuticals, Inc.*	3,812	1,944,616

		11,210,780

Building Products — 0.1%
Masco Corp.	108,105	2,883,160

Capital Markets — 0.3%
American Capital Ltd.*	238,096	3,226,201
Goldman Sachs Group, Inc. (The)	15,750	3,288,443
Uranium Participation Corp. (Canada)*	8,500	35,592

		6,550,236

COMMON STOCKS (continued)	Shares	Value (Note 2)
Chemicals — 0.2%
Advanced Emissions Solutions, Inc.*	2,840	$36,920
Cabot Corp.	11,130	415,038
Dow Chemical Co. (The)	16,100	823,837
Huntsman Corp.	45,139	996,218
Syngenta AG (Switzerland)	8,260	3,370,261

		5,642,274

Communications Equipment — 0.3%
Brocade Communications Systems, Inc.	164,598	1,955,424
Cisco Systems, Inc.	155,830	4,279,092
QUALCOMM, Inc.	24,990	1,565,124

		7,799,640

Construction & Engineering — 0.1%
AECOM*(a)	68,900	2,279,212

Consumer Finance — 0.4%
Capital One Financial Corp.	67,184	5,910,176
Discover Financial Services	37,690	2,171,698
SLM Corp.*	201,600	1,989,792

		10,071,666

Containers & Packaging — 0.1%
Packaging Corp. of America	20,613	1,288,106

Diversified Consumer Services — 0.3%
H&R Block, Inc.	120,377	3,569,178
Service Corp. International	78,452	2,308,842

		5,878,020

Diversified Financial Services
NASDAQ OMX Group, Inc. (The)	10,700	522,267

Diversified Telecommunication Services
Level 3 Communications, Inc.*	16,340	860,628

Electronic Equipment, Instruments & Components — 0.1%
TE Connectivity Ltd. (Switzerland)	3,260	209,618
Zebra Technologies Corp. (Class A Stock)*	12,628	1,402,339

		1,611,957

Energy Equipment & Services — 0.3%
Atwood Oceanics, Inc.	56,600	1,496,504
Halliburton Co.	9,980	429,839
Schlumberger Ltd.	43,200	3,723,408
Weatherford International PLC*	57,220	702,089

		6,351,840

Food & Staples Retailing — 0.4%
CVS Health Corp.	71,825	7,533,006
Kroger Co. (The)	3,330	241,458
Wal-Mart Stores, Inc.	20,650	1,464,705

		9,239,169

Food Products — 0.1%
Pilgrim’s Pride Corp.(a)	18,200	418,054
Tyson Foods, Inc. (Class A Stock)	20,800	886,704

		1,304,758

Health Care Equipment & Supplies
Medtronic PLC	3,100	229,710

Health Care Providers & Services — 1.4%
Aetna, Inc.	46,900	5,977,874
Centene Corp.*	36,400	2,926,560

SEE NOTES TO FINANCIAL STATEMENTS.

A64

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Health Care Providers & Services (continued)
CIGNA Corp.	27,200	$4,406,400
Express Scripts Holding Co.*	7,800	693,732
Humana, Inc.	9,900	1,893,672
Laboratory Corp. of America Holdings*	20,260	2,455,917
McKesson Corp.	13,690	3,077,649
UnitedHealth Group, Inc.	56,979	6,951,438
Universal Health Services, Inc. (Class B Stock)	23,468	3,334,803

		31,718,045

Health Care Technology — 0.2%
Cerner Corp.*	57,102	3,943,464

Hotels, Restaurants & Leisure — 0.3%
Amaya Gaming Group, Inc. (Canada)*	18,376	503,464
Amaya, Inc. (Canada)*	40,785	1,117,424
Carnival Corp.	77,772	3,841,159
Las Vegas Sands Corp.	18,500	972,545

		6,434,592

Industrial Conglomerates — 0.3%
3M Co.	28,675	4,424,553
General Electric Co.	109,687	2,914,384

		7,338,937

Insurance — 0.9%
American International Group, Inc.	130,846	8,088,899
AXA SA (France)	236,245	5,989,259
Delta Lloyd NV (Netherlands)	255,169	4,188,904
Travelers Cos., Inc. (The)	22,625	2,186,933

		20,453,995

Internet & Catalog Retail
Priceline Group, Inc. (The)*	900	1,036,233

Internet Software & Services — 1.0%
Baidu, Inc. (China), ADR*	31,706	6,312,031
Facebook, Inc. (Class A Stock)*	33,950	2,911,722
Google, Inc. (Class A Stock)*	5,130	2,770,405
Google, Inc. (Class C Stock)*	19,291	10,041,158
MercadoLibre, Inc. (Argentina)	15,131	2,144,063

		24,179,379

IT Services — 0.4%
Alliance Data Systems Corp.*	1,500	437,910
Amdocs Ltd.	33,692	1,839,246
Cognizant Technology Solutions Corp. (Class A Stock)*	27,300	1,667,757
DST Systems, Inc.	4,405	554,942
MasterCard, Inc. (Class A Stock)	46,700	4,365,516
Total System Services, Inc.	33,658	1,405,895

		10,271,266

Machinery — 0.1%
Parker-Hannifin Corp.	14,180	1,649,559
WABCO Holdings, Inc.*	12,700	1,571,244

		3,220,803

Media — 1.1%
Cengage Learning Holdings II	6,514	181,578
Comcast Corp. (Class A Stock)	191,226	11,500,332
Discovery Communications, Inc. (Class A Stock)*(a)	126,343	4,202,168

COMMON STOCKS (continued)	Shares	Value (Note 2)
Media (continued)
Discovery Communications, Inc. (Class C Stock)*(a)	42,721	$1,327,769
Omnicom Group, Inc.	12,300	854,727
Time Warner Cable, Inc.	3,791	675,442
Time Warner, Inc.	79,917	6,985,545

		25,727,561

Metals & Mining — 0.3%
Concrete Investments II (Luxembourg)*	2,494	—
Constellium NV (Netherlands) (Class A Stock)*	8,702	102,945
Rio Tinto PLC (United Kingdom)	152,170	6,259,167

		6,362,112

Multiline Retail — 0.1%
Macy’s, Inc.	22,200	1,497,834

Multi-Utilities
Public Service Enterprise Group, Inc.	23,200	911,296

Oil, Gas & Consumable Fuels — 1.2%
BP PLC (United Kingdom), ADR(a)	65,370	2,612,185
Chevron Corp.	78,618	7,584,278
Exxon Mobil Corp.	8,745	727,584
Hess Corp.	22,608	1,512,023
Marathon Petroleum Corp.	21,440	1,121,526
PBF Energy, Inc. (Class A Stock)	16,990	482,856
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	254,260	7,188,943
Suncor Energy, Inc. (Canada)	83,435	2,296,131
Tesoro Corp.	6,932	585,130
Total SA (France)	81,026	3,974,412

		28,085,068

Paper & Forest Products — 0.2%
Domtar Corp.	35,150	1,455,210
Louisiana-Pacific Corp.*(a)	202,279	3,444,811

		4,900,021

Pharmaceuticals — 1.8%
AbbVie, Inc.	89,235	5,995,700
Allergan PLC*	28,332	8,597,629
AstraZeneca PLC (United Kingdom)	111,438	7,052,895
AstraZeneca PLC (United Kingdom), ADR	33,400	2,127,914
Bristol-Myers Squibb Co.	19,925	1,325,809
Johnson & Johnson	7,720	752,391
Merck & Co., Inc.	10,004	569,528
Novo Nordisk A/S (Denmark) (Class B Stock)	111,581	6,122,994
Pfizer, Inc.	7,000	234,710
Teva Pharmaceutical Industries Ltd. (Israel), ADR	166,734	9,853,979

		42,633,549

Road & Rail — 0.1%
Union Pacific Corp.	33,088	3,155,603

Semiconductors & Semiconductor Equipment — 0.4%
ASML Holding NV (Netherlands)	27,474	2,857,781
Intel Corp.	130,340	3,964,291
Micron Technology, Inc.*(a)	114,070	2,149,079
NVIDIA Corp.	46,900	943,159

		9,914,310

SEE NOTES TO FINANCIAL STATEMENTS.

A65

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Software — 0.2%
Microsoft Corp.	64,610	$2,852,532
Oracle Corp.	56,870	2,291,861

		5,144,393

Specialty Retail — 0.8%
AutoZone, Inc.*(a)	10,395	6,932,426
Home Depot, Inc. (The)	38,600	4,289,618
Lowe’s Cos., Inc.	82,100	5,498,237
Ross Stores, Inc.	27,232	1,323,748

		18,044,029

Technology Hardware, Storage & Peripherals — 0.8%
Apple, Inc.	60,894	7,637,630
EMC Corp.	103,070	2,720,017
Hewlett-Packard Co.	140,232	4,208,363
Western Digital Corp.	43,800	3,434,796

		18,000,806

Textiles, Apparel & Luxury Goods
Deckers Outdoor Corp.*	2,900	208,713
Fossil Group, Inc.*	10,000	693,600

		902,313

Tobacco — 0.5%
Altria Group, Inc.	31,866	1,558,566
Imperial Tobacco Group PLC (United Kingdom)	208,088	10,021,918

		11,580,484

Trading Companies & Distributors — 0.2%
WESCO International, Inc.*(a)	80,110	5,498,750

Transportation Infrastructure — 0.1%
CCR SA (Brazil)	606,230	2,918,936

Wireless Telecommunication Services — 0.4%
SK Telecom Co. Ltd. (South Korea)	13,089	2,928,746
SoftBank Corp. (Japan)	115,000	6,773,844
T-Mobile US, Inc.*	10,100	391,577

		10,094,167

TOTAL COMMON STOCKS (cost $441,569,928)		489,475,029

EXCHANGE TRADED FUNDS — 7.6%
Consumer Staples Select Sector SPDR Fund(a)	242,248	11,531,005
Energy Select Sector SPDR Fund(a)	256,398	19,270,874
Financial Select Sector SPDR Fund(a)	1,090,748	26,592,436
Health Care Select Sector SPDR Fund(a)	305,289	22,710,449
iShares 0-5 Year TIPS Bond ETF	1	100
iShares 10-20 Year Treasury Bond ETF	1	133
iShares 1-3 Year Treasury Bond ETF	1	85
iShares 20+ Year Treasury Bond ETF(a)	54,129	6,357,992
iShares 3-7 Year Treasury Bond ETF	1	123
iShares 7-10 Year Treasury Bond ETF	1	105
iShares Agency Bond ETF	1	113
iShares Core U.S. Treasury Bond ETF	1	25
iShares MSCI EMU ETF(a)	1,935,397	72,654,803
iShares MSCI Hong Kong ETF(a)	601,611	13,572,344
iShares Short Treasury Bond ETF	1	110

EXCHANGE TRADED FUNDS (continued)	Shares	Value (Note 2)
iShares TIPS Bond ETF	1	$112
Utilities Select Sector SPDR Fund(a)	106,439	4,412,961

TOTAL EXCHANGE TRADED FUNDS (cost $194,271,177)		177,103,770

PREFERRED STOCKS — 1.3%
Automobiles — 0.4%
Porsche Automobil Holding SE (Germany) (PRFC)	46,977	3,960,947
Volkswagen AG (Germany) (PRFC)	21,577	5,007,573

		8,968,520

Banks — 0.1%
Itau Unibanco Holding SA (Brazil) (PRFC)	255,337	2,812,805

Consumer Finance — 0.2%
Ally Financial, Inc., 1.750%	228,315	5,121,094
Ally Financial, Inc., Series A, 8.500%	3,465	91,649

		5,212,743

Diversified Financial Services — 0.1%
GMAC Capital Trust I, Series 2, 8.125%	64,707	1,681,088
RBS Capital Funding Trust VII (Netherlands), Series G, 6.080%	14,930	364,740

		2,045,828

Hotels, Restaurants & Leisure — 0.2%
Amaya, Inc. (Canada)*	3,087	3,926,348

Metals & Mining
Concrete Investments II (Luxembourg)*	2,494	348,667

Technology Hardware, Storage & Peripherals — 0.3%
Samsung Electronics Co. Ltd. (South Korea) (PRFC)	9,172	8,151,346

TOTAL PREFERRED STOCKS (cost $31,272,050)		31,466,257

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 2.7%
Collateralized Loan Obligations — 0.3%
ALM VIII Ltd. (Cayman Islands),
Series 2013-8A, Class B, 144A
3.025%(c)	01/20/26	250	243,111
Series 2013-8A, Class C, 144A
3.475%(c)	01/20/26	250	238,665
Series 2013-8A, Class D, 144A
4.775%(c)	01/20/26	250	228,890
ALM XIV Ltd. (Cayman Islands),
Series 2014-14A, Class C, 144A
3.729%(c)	07/28/26	250	242,572
Series 2014-14A, Class D, 144A
5.129%(c)	07/28/26	250	229,097
Atlas Sr. Loan Fund V Ltd. (Cayman Islands),
Series 2014-1A, Class C, 144A
3.276%(c)	07/16/26	250	244,130
Series 2014-1A, Class D, 144A
3.726%(c)	07/16/26	250	239,441
Benefit Street Partners CLO IV Ltd. (Cayman Islands),
Series 2014-IVA, Class C, 144A
3.775%(c)	07/20/26	500	474,242

SEE NOTES TO FINANCIAL STATEMENTS.

A66

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (continued)
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2012-2AR, Class ER, 144A
6.375%(c)	07/20/23	250	$244,567
Cedar Funding III CLO Ltd. (Cayman Islands),
Series 2014-3A, Class D, 144A
3.811%(c)	05/20/26	250	240,845
CIFC Funding Ltd. (Cayman Islands),
Series 2014-3A, Class C1, 144A
3.075%(c)	07/22/26	250	245,464
Series 2014-3A, Class D, 144A
3.676%(c)	07/22/26	250	242,189
Flatiron CLO Ltd. (Cayman Islands),
Series 2013-1A, Class C, 144A
3.870%(c)	01/17/26	500	486,601
Galaxy XVIII CLO Ltd. (Cayman Islands),
Series 2014-18A, Class C1, 144A
3.275%(c)	10/15/26	250	243,935
Highbridge Loan Management Ltd. (Cayman Islands),
Series 4A-2014, Class B, 144A
3.279%(c)	07/28/25	250	244,085
LCM X LP (Cayman Islands),
Series 10AR, Class ER, 144A
5.770%(c)	04/15/22	1,000	991,611
Madison Park Funding VIII Ltd. (Cayman Islands),
Series 2012-8AR, Class CR, 144A
3.076%(c)	04/22/22	250	247,784
Series 2012-8AR, Class DR, 144A
4.126%(c)	04/22/22	250	250,112
Madison Park Funding XIV Ltd. (Cayman Islands),
Series 2014-14A, Class D, 144A
3.875%(c)	07/20/26	250	245,228
Octagon Investment Partners XII Ltd. (Cayman Islands),
Series 2012-1AR, Class ER, 144A
5.779%(c)	05/05/23	250	250,115
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-1A, Class B, 144A
2.824%(c)	10/17/22	250	241,227
Series 2014-1A, Class C, 144A
4.124%(c)	10/17/22	250	250,869
Voya CLO Ltd. (Cayman Islands),
Series 2014-3A, Class C, 144A
3.877%(c)	07/25/26	250	234,426
WhiteHorse IX Ltd. (Cayman Islands),
Series 2014-9A, Class C, 144A
2.974%(c)	07/17/26	250	239,119

			7,038,325

Non-Residential Mortgage-Backed Securities — 2.1%
Access Group, Inc.,
Series 2004-A, Class A2
0.537%(c)	04/25/29	1,051	1,035,640
Series 2007-1, Class A2
0.307%(c)	04/25/17	20	20,203
Series 2007-A, Class A2
0.412%(c)	08/25/26	35	34,635
American Credit Acceptance Receivables Trust,
Series 2014-3, Class A, 144A
0.990%	08/10/18	940	938,524

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Non-Residential Mortgage-Backed Securities (continued)
American Express Credit Account Master Trust,
Series 2012-2, Class C, 144A
1.290%	03/15/18	1,410	$1,410,343
AmeriCredit Automobile Receivables Trust,
Series 2011-2, Class D
4.000%	05/08/17	274	274,710
Series 2011-3, Class C
2.860%	01/09/17	80	80,330
Series 2012-3, Class D
3.030%	07/09/18	900	918,142
Series 2012-5, Class B
1.120%	11/08/17	1,100	1,100,708
Carfinance Capital Auto Trust,
Series 2013-1A, Class A, 144A
1.650%	07/17/17	6	5,954
Series 2013-2A, Class A, 144A
1.750%	11/15/17	100	99,971
Series 2014-1A, Class A, 144A
1.460%	12/17/18	181	180,751
Chase Issuance Trust,
Series 2012-A7, Class A7
2.160%	09/16/24	750	728,138
Citibank Credit Card Issuance Trust,
Series 2014-A6, Class A6
2.150%	07/15/21	1,930	1,950,861
College Loan Corp. Trust I,
Series 2004-1, Class A4
0.467%(c)	04/25/24	1,400	1,393,428
CPS Auto Receivables Trust,
Series 2011-B, Class B, 144A
5.680%	09/17/18	72	72,825
Discover Card Execution Note Trust,
Series 2015-A2, Class A
1.900%	10/17/22	750	744,599
DT Auto Owner Trust,
Series 2012-1A, Class D, 144A
4.940%	07/16/18	164	164,653
Series 2012-2A, Class D, 144A
4.350%	03/15/19	1,054	1,060,963
Exeter Automobile Receivables Trust,
Series 2012-2A, Class B, 144A
2.220%	12/15/17	167	167,100
Series 2013-1A, Class B, 144A
2.410%	05/15/18	400	401,629
Series 2014-1A, Class A, 144A
1.290%	05/15/18	743	744,279
First Investors Auto Owner Trust,
Series 2013-1A, Class A2, 144A
0.900%	10/15/18	90	90,162
Series 2013-3A, Class A2, 144A
0.890%	09/15/17	92	92,297
Series 2014-1A, Class A2, 144A
0.800%	02/15/18	155	154,615
Flagship Credit Auto Trust,
Series 2014-1, Class A, 144A
1.210%	04/15/19	212	211,342
Ford Credit Floorplan Master Owner Trust A,
Series 2013-1, Class C
1.370%	01/15/18	700	700,773

SEE NOTES TO FINANCIAL STATEMENTS.

A67

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Non-Residential Mortgage-Backed Securities (continued)
Series 2013-1, Class D
1.820%	01/15/18	2,330	$2,336,377
Hyundai Auto Receivables Trust,
Series 2013-A, Class C
1.350%	06/17/19	865	866,443
KeyCorp Student Loan Trust,
Series 2006-A, Class 2A3
0.472%(c)	06/27/29	285	284,695
Series 2006-A, Class 2A4
0.579%(c)	09/27/35	965	937,997
Master Credit Card Trust II (Canada),
Series 2012-2A, Class C, 144A
1.970%	04/21/17	1,000	1,002,250
Northstar Education Finance, Inc.,
Series 2006-A, Class A3
0.496%(c)	05/28/26	111	111,402
OneMain Financial Issuance Trust,
Series 2015-2A, Class C, 144A
4.320%	07/18/25	100	100,000
Series 2015-2A, Class D, 144A
5.640%	07/18/25	100	100,000
Prestige Auto Receivables Trust,
Series 2013-1A, Class A2, 144A
1.090%	02/15/18	119	119,020
Santander Drive Auto Receivables Trust,
Series 2011-1, Class D
4.010%	02/15/17	1,438	1,442,629
Series 2011-3, Class D
4.230%	05/15/17	400	405,234
Series 2012-1, Class C
3.780%	11/15/17	933	939,150
Series 2012-2, Class C
3.200%	02/15/18	392	393,893
Series 2012-2, Class D
3.870%	02/15/18	300	306,858
Series 2012-3, Class D
3.640%	05/15/18	540	555,563
Series 2012-4, Class C
2.940%	12/15/17	2,621	2,646,912
Series 2012-4, Class D
3.500%	06/15/18	1,360	1,396,811
Series 2012-AA, Class C, 144A
1.780%	11/15/18	800	804,924
Series 2013-2, Class C
1.950%	03/15/19	1,000	1,007,576
Series 2013-3, Class C
1.810%	04/15/19	450	452,127
Series 2013-A, Class B, 144A
1.890%	10/15/19	400	402,610
Series 2013-A, Class C, 144A
3.120%	10/15/19	700	714,545
Series 2014-1, Class B
1.590%	10/15/18	690	692,189
Series 2014-1, Class C
2.360%	04/15/20	480	483,274
Series 2014-2, Class C
2.330%	11/15/19	430	435,407
Series 2014-5, Class C
2.460%	06/15/20	750	757,399

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Non-Residential Mortgage-Backed Securities (continued)
Series 2015-2, Class C
2.440%	04/15/21	475	$474,320
Series 2015-3, Class C
2.800%	01/15/21	500	501,527
SLM Private Credit Student Loan Trust,
Series 2003-A, Class A2
0.726%(c)	09/15/20	1,359	1,346,178
Series 2003-B, Class A2
0.686%(c)	03/15/22	1,248	1,239,300
Series 2003-C, Class A2
0.676%(c)	09/15/20	269	265,854
Series 2004-A, Class A2
0.486%(c)	03/16/20	188	187,610
Series 2004-B, Class A2
0.486%(c)	06/15/21	841	836,666
Series 2005-B, Class A2
0.466%(c)	03/15/23	810	805,727
Series 2006-B, Class A4
0.466%(c)	03/15/24	1,953	1,937,594
Series 2006-C, Class A4
0.456%(c)	03/15/23	1,797	1,770,503
SLM Private Education Loan Trust,
Series 2010-A, Class 1A, 144A
3.200%(c)	05/16/44	523	542,096
Series 2011-C, Class A1, 144A
1.586%(c)	12/15/23	241	241,821
Series 2012-A, Class A1, 144A
1.586%(c)	08/15/25	774	780,050
Series 2012-B, Class A1, 144A
1.286%(c)	12/15/21	131	131,635
Series 2012-D, Class A1, 144A
1.236%(c)	06/15/23	344	344,775
Series 2012-E, Class A1, 144A
0.936%(c)	10/16/23	642	643,677
Series 2013-A, Class A1, 144A
0.786%(c)	08/15/22	757	757,520
Series 2013-B, Class A1, 144A
0.832%(c)	07/15/22	952	953,376
Series 2013-C, Class A1, 144A
1.036%(c)	02/15/22	602	603,317
SoFi Professional Loan Program LLC,
Series 2015-B, Class A2, 144A
2.510%	09/27/32	200	199,960

			49,036,366

Residential Mortgage-Backed Securities — 0.3%
Bear Stearns Asset-Backed Securities I Trust,
Series 2006-HE1, Class 1A3
0.515%(c)	12/25/35	926	920,442
Countrywide Asset-Backed Certificates,
Series 2004-6, Class 2A5
0.965%(c)	11/25/34	204	196,589
Series 2004-12, Class MV3
1.175%(c)	03/25/35	750	741,275
Series 2004-15, Class MV2
0.721%(c)	05/25/35	123	121,653
First Franklin Mortgage Loan Trust,
Series 2005-FF4, Class M1
0.615%(c)	05/25/35	226	224,155

SEE NOTES TO FINANCIAL STATEMENTS.

A68

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (continued)
HLSS Servicer Advance Receivables Trust,
Series 2012-T2, Class B2, 144A
2.480%	10/15/45	200	$199,820
Series 2013-T1, Class A2, 144A
1.495%	01/16/46	1,600	1,598,400
Home Equity Asset Trust,
Series 2005-5, Class M1
0.665%(c)	11/25/35	753	751,507
JPMorgan Mortgage Acquisition Corp.,
Series 2005-OPT2, Class A1B
0.475%(c)	12/25/35	160	157,522
Park Place Securities, Inc.,
Series 2005-WHQ2, Class A1B
0.455%(c)	05/25/35	233	232,746
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2004-WHQ2, Class M2
1.130%(c)	02/25/35	284	283,643
Series 2004-WWF1, Class M2
1.205%(c)	12/25/34	221	221,675
Series 2005-WCW3, Class A2C
0.565%(c)	08/25/35	77	76,051
RAAC Series Trust,
Series 2006-SP1, Class A2
0.375%(c)	09/25/45	46	45,694
Trade MAPS 1 Ltd. (Ireland),
Series 2013-1A, Class A, 144A
0.885%(c)	12/10/18	2,180	2,179,898

			7,951,070

TOTAL ASSET-BACKED SECURITIES (cost $63,986,353)			64,025,761

BANK LOANS(c) — 1.1%
Aerospace & Defense
Accudyne Industries Borrower SCA (Luxembourg),
Refinancing Term Loan
4.000%	12/13/19	366	353,443
Sequa Corp.,
Initial Term Loan
5.250%	06/19/17	175	152,634

			506,077

Air Freight & Logistics
Ceva Group PLC,
Pre-Funded L/C Loan
6.500%	03/12/21	228	212,623
Ceva Intercompany BV,
Dutch BV Term Loan
6.500%	03/19/21	237	221,418
Ceva Logistics Canada, ULC,
Canadian Term Loan
6.500%	03/19/21	41	38,176
Ceva Logistics U.S. Holdings, Inc.,
US Term Loan
6.500%	03/12/21	328	305,405

			777,622

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Airlines
Northwest Air,
Participation Loan B757-200
1.634%	09/10/18	187	$179,292
Participation Loan B757-300
1.634%	03/10/17	92	88,250
2.254%	03/10/17	174	169,868

			437,410

Building Products
Stardust Finance Holdings, Inc.,
Senior Lien Term Loan
6.500%	02/25/22	226	226,385

Chemicals
Oxea Finance LLC,
Term Loan (Second Lien)
8.250%	07/15/20	225	210,937

Commercial Services & Supplies — 0.1%
Brand Energy & Infrastructure Services, Inc.,
Initial Term Loan
4.750%	11/26/20	174	169,526
Hertz Corp. (The),
Tranche Term Loan B-2
3.500%	03/11/18	601	597,541
Spin Holdco Inc.,
Initial Term Loan (First Lien)
4.250%	11/02/19	482	480,141
Sterigenics-Nordion Holdings LLC,
Initial Term Loan
4.250%	05/15/22	145	145,000

			1,392,208

Communications Equipment
Commscope Finance LLC,
Term Loan
—%(p)	12/15/22	208	207,675

Containers & Packaging
SIG Combibloc Holdings S.C.A,
Initial Dollar Term Loan
4.250%	01/28/22	224	223,557

Diversified Consumer Services — 0.1%
Houghton Mifflin Harcourt Publishing Co.,
Term Loan
3.000%	05/15/21	560	557,200
Travelport Finance Sarl (Luxembourg),
Initial Term Loan
5.750%	08/13/21	1,114	1,116,489

			1,673,689

Diversified Telecommunication Services — 0.1%
LightSquared LP,
Term Loan
8.750%	06/15/20	1,340	1,239,500

Electric Utilities
Energy Future Intermediate Holding Co. LLC,
Term Loan
4.250%	06/19/16	401	401,182

SEE NOTES TO FINANCIAL STATEMENTS.

A69

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Health Care Equipment & Supplies
Alere, Inc.,
Term Loan
3.250%	06/18/22	135	$135,056
DJO Finance LLC,
Initial Term Loan
4.250%	06/30/20	350	350,000

			485,056

Health Care Providers & Services
Ortho-Clinical Diagnostics,
Initial Term Loan
4.750%	06/30/21	748	732,124
Surgery Center Holdings, Inc.,
Initial Term Loan (First Lien)
5.250%	11/03/20	149	147,868

			879,992

Hotels, Restaurants & Leisure — 0.2%
Amaya Holdings BV,
Initial Term Loan B (Second Lien)
8.000%	08/01/22	1,536	1,546,612
Caesars Entertainment Resort Property LLC,
Term Loan B-7
7.000%	10/11/20	2,085	1,885,919
Station Casinos LLC,
Term Loan B
4.250%	03/01/20	263	262,602

			3,695,133

Independent Power & Renewable Electricity Producers
Calpine Corp.,
Term Loan
4.000%	10/09/19	327	327,065

Insurance
Alliant Holdings I, LLC,
Initial Term Loan
5.000%	12/03/19	269	269,807

Internet Software & Services — 0.1%
Blue Coat Systems, Inc.,
Initial Term Loan
4.500%	06/01/22	93	92,574
Kronos, Inc.,
Initial Term Loan (Second Lien)
9.750%	04/23/20	649	666,038
Riverbed Technology, Inc.,
Term Loan B
6.000%	02/25/22	234	236,317

			994,929

IT Services — 0.1%
First Data Corp.,
2018 New Dollar Term Loan
3.687%	03/24/18	1,502	1,496,708
2018B Second New Term Loan
3.687%	09/24/18	75	74,734

			1,571,442

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Machinery — 0.1%
Gates Global LLC,
Initial Dollar Term Loan
4.250%	06/11/21	587	$577,365
Wilsonart LLC,
Initial Term Loan
4.000%	10/18/19	419	415,757

			993,122

Media — 0.1%
Advantage Sales & Marketing, Inc.,
Initial Term Loan (First Lien)
4.250%	07/23/21	253	251,641
Term Loan (Second Lien)
7.500%	07/25/22	390	391,671
Cengage Learning Acquisitions, Inc.,
Term Loan
7.000%	02/20/20	878	879,148
iHeartCommunications, Inc.,
Tranche Term Loan D
6.937%	01/22/19	1,101	1,014,266
Interactive Data Corp.,
Term Loan
4.750%	05/02/21	279	279,109
Univision Communications, Inc.,
Replacement Term Loan (First Lien)
4.000%	03/01/20	223	221,562

			3,037,397

Metals & Mining
Novelis, Inc,
Initial Term Loan
4.000%	05/18/22	229	227,903

Oil, Gas & Consumable Fuels
American Energy-Marcellus LLC,
Initial Loan (First Lien)
5.250%	08/04/20	65	49,856
CITGO Holdings, Inc.,
Term Loan
9.500%	05/12/18	826	827,502

			877,358

Pharmaceuticals
Endo Luxembourg Finance Co.,
Term Loan
2.750%	06/24/16	369	368,539
Par Pharmaceutical Cos., Inc.,
Term Loan B-2
4.000%	09/30/19	84	84,199
Valeant Pharmaceuticals International, Inc.,
Tranche Term Loan B Series F-1
4.000%	03/11/22	329	328,349

			781,087

Real Estate Management & Development
Realogy Group LLC,
Extended Synthetic Commitment
0.037%	10/10/16	14	13,527

SEE NOTES TO FINANCIAL STATEMENTS.

A70

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Software — 0.2%
Avaya, Inc.,
Term Loan B-7
6.250%	05/01/20	1,087	$1,048,509
Epicor Software Corp.,
Term Loan B
4.750%	06/15/22	457	455,368
Infor (US), Inc.,
Tranche Term Loan B-5
3.750%	06/03/20	618	609,198
Italics Merger Sub, Inc.,
Term Loan
4.500%	06/01/22	558	556,140
SS&C European Holdings Sarl,
Term Loan B-2
3.250%	06/29/22	76	75,533
SS&C Technologies Holdings, Inc.,
Term Loan B-1
3.250%	06/29/22	335	335,295
TIBCO Software, Inc.,
Term Loan
6.500%	11/24/20	160	159,301

			3,239,344

Specialty Retail
BJ’s Wholesale Club, Inc.,
2013 (November) Replacement Loan (Second Lien)
8.500%	03/31/20	240	241,500

Trading Companies & Distributors
HD Supply, Inc.,
Term Loan 2014
4.000%	06/28/18	410	409,760

Transportation Infrastructure
Air Medical Merger Sub Corp.,
Initial Term Loan
4.500%	04/15/22	270	267,862

TOTAL BANK LOANS (cost $25,777,174)			25,608,526

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.3%
Banc of America Commercial Mortgage Trust,
Series 2006-4, Class A4
5.634%	07/10/46	819	840,474
Series 2006-5, Class AM
5.448%	09/10/47	270	280,725
Series 2006-6, Class A4
5.356%	10/10/45	624	638,914
Series 2007-1, Class A4
5.451%	01/15/49	1,815	1,911,988
Series 2007-4, Class A4
5.936%(c)	02/10/51	448	480,388
Series 2007-5, Class A4
5.492%	02/10/51	469	495,495
Banc of America Merrill Lynch Commercial Mortgage, Inc.,
Series 2005-6, Class A4
5.330%(c)	09/10/47	1,628	1,635,896
Series 2007-3, Class A4
5.749%(c)	06/10/49	500	528,308

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Commercial Mortgage Securities Trust,
Series 2005-PW10, Class AM
5.449%(c)	12/11/40	400	$406,020
Series 2005-PWR8, Class AJ
4.750%	06/11/41	6	6,444
Series 2005-PWR9, Class A4B
4.943%	09/11/42	800	800,029
Series 2006-PW11, Class A4
5.597%(c)	03/11/39	1,381	1,399,017
CD Commercial Mortgage Trust,
Series 2006-CD2, Class A4
5.480%(c)	01/15/46	2,173	2,188,540
Series 2007-CD4, Class A4
5.322%	12/11/49	2,200	2,292,272
Citigroup Commercial Mortgage Trust,
Series 2007-C6, Class A4
5.899%(c)	12/10/49	2,100	2,246,275
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2006-CD3, Class A5
5.617%	10/15/48	1,591	1,649,821
COMM Mortgage Trust,
Series 2006-C7, Class AM
5.968%(c)	06/10/46	470	487,096
Series 2013-CR13, Class A4
4.194%(c)	11/10/23	610	655,685
Series 2013-LC6, Class AM
3.282%	01/10/46	190	191,918
Series 2014-CR17, Class A5
3.977%	05/10/47	360	380,416
Series 2014-CR21, Class A3
3.528%	12/10/47	630	639,968
Commercial Mortgage Pass-Through Certificates,
Series 2014-UBS6, Class A5
3.644%	12/10/47	350	358,168
Credit Suisse Commercial Mortgage Trust,
Series 2006-C2, Class A3
5.860%(c)	03/15/39	1,395	1,415,626
Series 2006-C3, Class A3
6.000%(c)	06/15/38	417	426,199
Series 2006-C3, Class AM
6.000%(c)	06/15/38	1,880	1,951,912
Series 2006-C5, Class A3
5.311%	12/15/39	313	323,268
Series 2007-C1, Class A3
5.383%	02/15/40	2,513	2,629,254
Series 2007-C2, Class A3
5.542%(c)	01/15/49	285	300,603
Series 2007-C2, Class AM
5.607%(c)	01/15/49	321	337,449
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-C5, Class AJ
5.100%(c)	08/15/38	500	500,971
Series 2005-C6, Class AM
5.230%(c)	12/15/40	200	201,173
CSAIL Commercial Mortgage Trust,
Series 2015-C2, Class A4
3.504%	06/15/57	200	203,354

SEE NOTES TO FINANCIAL STATEMENTS.

A71

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates,
Series K034, Class A2
3.531%	07/25/23	1,400	$1,480,636
FHLMC Multifamily Structured Pass-Through Trust,
Series K025, Class A2
2.682%	10/25/22	1,700	1,715,026
Series K038, Class A2
3.389%	03/25/24	700	729,994
Series K040, Class A2
3.241%	09/25/24	1,720	1,767,568
GE Capital Commercial Mortgage Corp.,
Series 2006-C1, Class A4
5.449%(c)	03/10/44	879	888,563
GMAC Commercial Mortgage Securities, Inc.,
Series 2006-C1, Class A4
5.238%(c)	11/10/45	648	651,723
GS Mortgage Securities Corp. II,
Series 2015-GC30, Class A4
3.382%	05/10/50	400	399,388
GS Mortgage Securities Trust,
Series 2009-RR1, Class GGA, 144A
5.988%(c)	07/12/38	317	322,484
Series 2012-GCJ7, Class AS
4.085%	05/10/45	160	170,463
Series 2013-GC14, Class A5
4.243%	08/10/46	520	562,548
Series 2013-GC16, Class A3
4.244%	11/10/46	250	270,726
Series 2014-GC18, Class A4
4.074%	01/10/47	850	902,913
Series 2015-GC28, Class A5
3.396%	02/10/48	340	340,504
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C14, Class A4
4.133%(c)	08/15/46	250	268,000
Series 2013-C14, Class AS
4.409%(c)	08/15/46	130	139,720
Series 2013-C15, Class B
4.927%	11/15/45	270	291,825
Series 2013-C17, Class A4
4.199%	01/15/47	170	183,340
Series 2014-C22, Class A4
3.801%	09/15/47	800	829,071
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2004-C1, Class H, 144A
6.082%(c)	01/15/38	500	499,826
Series 2004-PNC1, Class B
5.955%(c)	06/12/41	367	366,640
Series 2005-CB13, Class AM
5.462%(c)	01/12/43	350	352,596
Series 2005-LDP3, Class AJ
4.966%(c)	08/15/42	800	799,746
Series 2005-LDP4, Class AM
4.999%(c)	10/15/42	220	220,140
Series 2005-LDP5, Class AJ
5.533%(c)	12/15/44	920	934,211
Series 2005-LDP5, Class AM
5.454%(c)	12/15/44	850	861,868

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2006-CB14, Class AM
5.659%(c)	12/12/44	310	$314,233
Series 2006-CB16, Class A4
5.552%	05/12/45	213	219,015
Series 2006-CB17, Class A4
5.429%	12/12/43	1,906	1,979,785
Series 2006-LDP7, Class AM
6.100%(c)	04/15/45	800	828,917
Series 2006-LDP8, Class A1A
5.397%	05/15/45	133	137,442
Series 2006-LDP8, Class A4
5.399%	05/15/45	362	373,216
Series 2006-LDP9, Class A3
5.336%	05/15/47	1,725	1,801,433
Series 2007-CB20, Class A4
5.794%(c)	02/12/51	538	576,837
Series 2011-C5, Class A3
4.171%	08/15/46	190	206,155
Series 2012-C6, Class A3
3.507%	05/15/45	420	439,737
Series 2012-CBX, Class AS
4.271%	06/15/45	170	182,070
LB Commercial Conduit Mortgage Trust,
Series 2007-C3, Class A4
6.101%(c)	07/15/44	365	390,386
LB Commercial Mortgage Trust,
Series 2007-C3, Class AM
6.101%(c)	07/15/44	390	421,049
LB-UBS Commercial Mortgage Trust,
Series 2005-C7, Class AJ
5.323%(c)	11/15/40	1,600	1,611,002
Series 2006-C1, Class AM
5.217%(c)	02/15/31	110	111,610
Series 2006-C3, Class A1A
5.641%(c)	03/15/39	237	242,021
Series 2006-C7, Class AM
5.378%	11/15/38	170	177,079
Series 2007-C1, Class A4
5.424%	02/15/40	569	596,681
Series 2007-C2, Class A3
5.430%	02/15/40	1,402	1,481,020
Series 2007-C7, Class A3
5.866%(c)	09/15/45	430	465,247
Series 2007-C7, Class AM
6.369%(c)	09/15/45	350	383,745
Merrill Lynch Mortgage Trust,
Series 2005-CIP1, Class AM
5.107%(c)	07/12/38	365	364,797
Series 2006-C2, Class A4
5.742%(c)	08/12/43	171	176,303
Series 2008-C1, Class A4
5.690%	02/12/51	363	391,935
ML-CFC Commercial Mortgage Trust,
Series 2006-1, Class A4
5.650%(c)	02/12/39	2,152	2,180,369
Series 2006-2, Class A4
6.059%(c)	06/12/46	370	378,486

SEE NOTES TO FINANCIAL STATEMENTS.

A72

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C10, Class A4
4.218%(c)	07/15/46	500	$535,918
Series 2014-C14, Class AS
4.384%(c)	02/15/47	150	159,713
Series 2014-C15, Class C
4.898%(c)	04/15/47	325	336,898
Series 2015-C21, Class A4
3.338%	03/15/48	200	199,371
Morgan Stanley Capital I Trust,
Series 2005-IQ10, Class AJ
5.470%(c)	09/15/42	190	191,046
Series 2006-HQ8, Class A4
5.601%(c)	03/12/44	2,216	2,229,687
Series 2007-HQ11, Class A4
5.447%(c)	02/12/44	150	157,461
Series 2007-IQ16, Class A4
5.809%	12/12/49	602	645,820
Series 2007-T25, Class A3
5.514%(c)	11/12/49	611	640,885
Series 2007-T27, Class A4
5.826%(c)	06/11/42	997	1,066,025
Series 2007-T27, Class AM
5.826%(c)	06/11/42	430	456,640
Series 2012-C4, Class A4
3.244%	03/15/45	330	338,369
Morgan Stanley Capital I, Inc.,
Series 2015-MS1, Class A4
3.779%	05/15/48	450	463,485
Morgan Stanley Re-REMIC Trust,
Series 2009-GG10, Class A4A, 144A
5.989%(c)	08/12/45	686	725,968
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C4, Class A5
2.850%	12/10/45	325	321,804
Series 2013-C6, Class A4
3.244%	04/10/46	650	657,587
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C20, Class AJ
5.283%(c)	07/15/42	570	571,862
Series 2005-C20, Class AMFX
5.179%(c)	07/15/42	35	35,135
Series 2006-C23, Class A4
5.418%(c)	01/15/45	756	759,642
Series 2006-C27, Class A3
5.765%(c)	07/15/45	535	550,020
Series 2006-C28, Class A4
5.572%	10/15/48	435	451,090
Series 2006-C28, Class AM
5.603%(c)	10/15/48	430	450,749
Series 2007-C34, Class A3
5.678%	05/15/46	650	691,759
Wells Fargo Commercial Mortgage Trust,
Series 2015-C28, Class A4
3.540%	05/15/48	400	406,112
Series 2015-C28, Class AS
3.872%	05/15/48	125	126,118

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
WF-RBS Commercial Mortgage Trust,
Series 2012-C8, Class AS
3.660%	08/15/45		340	$352,842
Series 2012-C10, Class A3
2.875%	12/15/45		845	846,947
Series 2012-C10, Class AS
3.241%	12/15/45		390	392,818
Series 2013-C15, Class A4
4.153%(c)	08/15/46		450	483,384
Series 2014-C20, Class B
4.378%	05/15/47		240	248,249
Series 2014-C24, Class A5
3.607%	11/15/47		175	179,791

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $78,992,000)				76,856,950

CONVERTIBLE BONDS — 0.2%
Communications Equipment — 0.1%
Nokia OYJ (Finland),
Sr. Unsec’d. Notes, RegS
5.000%	10/26/17		400	1,136,569

Diversified Telecommunication Services
Telefonica SA (Spain),
Sr. Unsec’d. Notes
6.000%	07/24/17		100	134,758

Oil, Gas & Consumable Fuels
Enterprise Funding Ltd. (United Kingdom),
Gtd. Notes
3.500%	09/10/20		100	147,304

Real Estate Investment Trusts (REITs)
iStar Financial, Inc.,
Sr. Unsec’d. Notes
3.000%	11/15/16		672	809,760

Thrifts & Mortgage Finance — 0.1%
Radian Group, Inc.,
Sr. Unsec’d. Notes
2.250%	03/01/19		382	677,811
3.000%	11/15/17		368	611,340

				1,289,151

TOTAL CONVERTIBLE BONDS (cost $2,984,685)				3,517,542

CORPORATE BONDS — 21.5%
Aerospace & Defense — 0.4%
Accudyne Industries Borrower/Accudyne Industries LLC (Luxembourg),
Gtd. Notes, 144A
7.750%	12/15/20		445	411,625
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.500%	03/15/25	(a)	248	225,060
L-3 Communications Corp.,
Gtd. Notes
1.500%	05/28/17		95	94,348
3.950%	11/15/16		100	103,253
4.750%	07/15/20		500	527,703
4.950%	02/15/21		966	1,030,935

SEE NOTES TO FINANCIAL STATEMENTS.

A73

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Aerospace & Defense (continued)
LMI Aerospace, Inc.,
Sec’d. Notes
7.375%	07/15/19			55	$54,863
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.800%	03/01/45			180	160,463
4.070%	12/15/42			608	574,494
Meccanica Holdings USA, Inc. (Italy),
Gtd. Notes, 144A
6.250%	07/15/19			247	264,290
Rockwell Collins, Inc.,
Sr. Unsec’d. Notes
0.636%(c)	12/15/16			2,600	2,599,022
TransDigm, Inc.,
Gtd. Notes
5.500%	10/15/20			324	321,975
6.000%	07/15/22			1,992	1,967,100
6.500%	07/15/24			983	970,713

					9,305,844

Airlines — 0.2%
American Airlines 2013-2 Class C Pass-Through Trust,
Pass-Through Certificates, 144A
6.000%	01/15/17			1,275	1,303,687
American Airlines Group, Inc.,
Gtd. Notes, 144A
4.625%	03/01/20	(a)		237	229,297
5.500%	10/01/19			125	125,937
Continental Airlines 2012-3 Class C Pass-Through Certificates,
Pass-Through Certificates
6.125%	04/29/18			950	990,375
United Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.300%	02/15/27			782	804,967
Virgin Australia Trust (Australia),
Pass-Through Certificates, 144A
7.125%	10/23/18			714	739,103
8.500%	10/23/16			266	270,495

					4,463,861

Auto Components — 0.3%
Autodis SA (France),
Sr. Sec’d. Notes, RegS
6.500%	02/01/19		EUR	100	115,666
Delphi Corp.,
Gtd. Notes
4.150%	03/15/24			575	594,391
5.000%	02/15/23			225	239,625
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
6.500%	03/01/21			770	815,237
Johnson Controls, Inc.,
Sr. Unsec’d. Notes
1.400%	11/02/17			535	532,931
Rhino Bondco S.P.A (Italy),
Sr. Sec’d. Notes, RegS
7.250%	11/15/20		EUR	120	142,438

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Auto Components (continued)
Schaeffler Finance BV (Germany),
Sr. Sec’d. Notes, 144A
4.750%	05/15/23			245	$238,875
Sr. Sec’d. Notes, RegS
3.250%	05/15/25		EUR	100	105,287
Schaeffler Holding Finance BV (Germany),
Sr. Sec’d. Notes, 144A, PIK
6.250%	11/15/19	(a)		437	460,489
6.750%	11/15/22			756	815,535
Sr. Sec’d. Notes, RegS, PIK
5.750%	11/15/21		EUR	125	146,805
6.875%	08/15/18		EUR	375	433,162
UCI International, Inc.,
Gtd. Notes
8.625%	02/15/19			1,400	1,246,000
ZF North America Capital, Inc. (Germany),
Gtd. Notes
2.750%	04/27/23		EUR	200	210,484
Gtd. Notes, 144A
4.000%	04/29/20			244	243,695
4.500%	04/29/22			150	146,933
4.750%	04/29/25	(a)		523	506,332

					6,993,885

Automobiles
Affinia Group, Inc.,
Gtd. Notes
7.750%	05/01/21			130	135,850
General Motors Co.,
Sr. Unsec’d. Notes
5.000%	04/01/35			500	490,833

					626,683

Banks — 2.1%
Banco Bilbao Vizcaya Argentaria SA (Spain),
Jr. Sub. Notes, RegS
7.000%(c)	12/29/49		EUR	200	223,249
Bank of America Corp.,
Jr. Sub. Notes
5.125%(c)	12/29/49	(a)		780	764,205
6.100%(c)	12/31/49			326	321,925
6.250%(c)	09/29/49			1,714	1,706,510
6.500%(c)	10/29/49			815	843,525
Sr. Unsec’d. Notes
1.350%	11/21/16			200	199,959
2.650%	04/01/19	(a)		1,275	1,290,105
5.700%	01/24/22			700	794,613
5.875%	01/05/21			300	343,240
Sr. Unsec’d. Notes, MTN
5.000%	01/21/44	(a)		500	519,141
Sub. Notes
6.110%	01/29/37			500	560,409
Bank of America NA,
Sr. Unsec’d. Notes
1.650%	03/26/18			1,110	1,108,346
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes
1.100%	12/13/16			1,300	1,302,129
1.700%	06/11/18			900	900,351

SEE NOTES TO FINANCIAL STATEMENTS.

A74

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Banks (continued)
Bankia SA (Spain),
Sub. Notes, MTN
4.000%(c)	05/22/24		EUR	200	$216,511
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
2.000%	03/16/18	(a)		900	898,026
2.750%	11/08/19			635	630,425
BNP Paribas SA (France),
Gtd. Notes, MTN
1.375%	03/17/17			1,100	1,098,682
Sr. Unsec’d. Notes, MTN
2.400%	12/12/18			1,000	1,011,675
Branch Banking & Trust Co.,
Sr. Unsec’d. Notes
1.050%	12/01/16			1,500	1,501,969
Capital One Bank USA NA,
Sr. Unsec’d. Notes
1.150%	11/21/16			290	288,975
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.000%	08/01/23	(a)		883	869,755
5.250%	03/15/18			80	82,700
6.000%	04/01/36			450	447,750
Sr. Unsec’d. Notes, 144A
5.500%	02/15/19			211	219,967
6.625%	04/01/18			284	301,395
Citigroup, Inc.,
Jr. Sub. Notes
5.875%(c)	12/29/49	(a)		700	701,540
5.950%(c)	12/29/49			1,055	1,018,286
Sr. Unsec’d. Notes
2.500%	07/29/19	(a)		1,100	1,101,614
3.750%	06/16/24	(a)		1,100	1,106,517
4.450%	01/10/17	(a)		800	835,808
4.500%	01/14/22	(a)		500	538,579
5.375%	08/09/20			171	191,182
Sub. Notes
4.000%	08/05/24			600	592,049
6.125%	08/25/36			147	167,929
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands),
Gtd. Notes
3.875%	02/08/22			600	624,184
Sr. Unsec’d. Notes
2.250%	01/14/19			500	503,267
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes, 144A
2.750%	03/26/20			555	548,036
Deutsche Bank AG (Germany),
Sub. Notes
4.500%	04/01/25	(a)		715	680,688
Discover Bank,
Sr. Unsec’d. Notes
2.000%	02/21/18			500	498,777
Fifth Third Bank,
Sr. Unsec’d. Notes
0.900%	02/26/16			400	400,386
1.150%	11/18/16			730	728,374

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Banks (continued)
HSBC Holdings PLC (United Kingdom),
Sub. Notes
6.500%	09/15/37			150	$181,008
HSH Nordbank AG (Germany),
Sub. Notes, MTN
0.791%(c)	02/14/17		EUR	152	123,518
JPMorgan Chase & Co.,
Jr. Sub. Notes
5.000%(c)	12/29/49	(a)		900	880,875
5.150%(c)	12/29/49			375	356,850
5.300%(c)	12/29/49	(a)		200	198,520
6.750%(c)	01/29/49			614	656,016
7.900%(c)	04/29/49			575	608,206
Sr. Unsec’d. Notes
1.125%	02/26/16			800	802,304
2.250%	01/23/20	(a)		1,000	982,684
3.200%	01/25/23			200	196,157
3.250%	09/23/22			400	397,405
3.450%	03/01/16			600	610,164
4.350%	08/15/21			400	428,156
5.600%	07/15/41			300	340,128
Sub. Notes
3.375%	05/01/23			500	485,510
3.875%	09/10/24			700	688,734
Lloyds Bank PLC (United Kingdom),
Gtd. Notes
1.750%	05/14/18			1,125	1,123,871
Novo Banco SA (Portugal),
Sr. Unsec’d. Notes, MTN
2.625%	05/08/17		EUR	300	325,258
4.000%	01/21/19		EUR	200	221,869
Sr. Unsec’d. Notes, MTN, RegS
4.750%	01/15/18		EUR	400	452,316
Royal Bank of Canada (Canada),
Covered Bonds
1.200%	09/19/17			1,600	1,597,504
Sr. Unsec’d. Notes, MTN
0.850%	03/08/16	(a)		600	601,447
Santander UK Group Holdings PLC (United Kingdom),
Jr. Sub. Notes
7.375%(c)	06/24/49		GBP	200	312,602
U.S. Bancorp,
Sr. Unsec’d. Notes, MTN
2.200%	11/15/16			300	305,172
Wells Fargo & Co.,
Jr. Sub. Notes
5.875%(c)	12/29/49			1,555	1,592,009
5.900%(c)	12/29/49			490	491,225
Sr. Unsec’d. Notes, MTN
3.000%	01/22/21			1,500	1,524,446
3.300%	09/09/24	(a)		800	787,728
Sub. Notes
5.606%	01/15/44			284	311,914
Sub. Notes, MTN
4.100%	06/03/26	(a)		280	281,180
4.650%	11/04/44	(a)		275	263,585

SEE NOTES TO FINANCIAL STATEMENTS.

A75

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Banks (continued)
Westpac Banking Corp. (Australia),
Sr. Unsec’d. Notes
1.050%	11/25/16	1,500	$1,505,171

			48,316,285

Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
3.750%	07/15/42	200	176,581
Constellation Brands, Inc.,
Gtd. Notes
4.250%	05/01/23	84	82,740
PepsiCo, Inc.,
Sr. Unsec’d. Notes
2.750%	03/01/23	600	590,547
3.600%	08/13/42	200	175,574
4.000%	03/05/42	300	281,554
7.900%	11/01/18	1,500	1,791,030

			3,098,026

Biotechnology — 0.2%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.300%	06/15/16	500	505,540
5.375%	05/15/43	400	424,470
Biogen, Inc.,
Sr. Unsec’d. Notes
6.875%	03/01/18	696	787,544
Celgene Corp.,
Sr. Unsec’d. Notes
2.300%	08/15/18	1,900	1,928,663
Concordia Healthcare Corp. (Canada),
Gtd. Notes, 144A
7.000%	04/15/23	319	319,000
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
2.050%	04/01/19	800	804,540
3.050%	12/01/16	400	411,500
4.500%	02/01/45	500	498,073

			5,679,330

Building Products
Builders FirstSource, Inc.,
Sr. Sec’d. Notes, 144A
7.625%	06/01/21	250	258,750
Masonite International Corp.,
Gtd. Notes, 144A
5.625%	03/15/23	254	258,127
USG Corp.,
Gtd. Notes, 144A
5.500%	03/01/25	89	88,666
5.875%	11/01/21	27	28,417
Sr. Unsec’d. Notes
9.750%	01/15/18	224	254,800

			888,760

Capital Markets — 0.9%
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes
4.500%(c)	12/29/49	150	138,750

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Capital Markets (continued)
Sr. Unsec’d. Notes, MTN
0.700%	03/04/16			600	$599,965
2.100%	08/01/18			500	506,303
E*TRADE Financial Corp.,
Sr. Unsec’d. Notes
4.625%	09/15/23			421	413,633
5.375%	11/15/22			459	470,475
FMS Wertmanagement AoeR (Germany),
Gov’t. Gtd. Notes
1.125%	09/05/17			1,966	1,974,584
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes
5.700%(c)	12/29/49	(a)		1,498	1,503,393
Sr. Unsec’d. Notes
2.550%	10/23/19	(a)		755	756,770
2.625%	01/31/19	(a)		400	404,950
2.900%	07/19/18			600	614,117
3.625%	01/22/23			200	198,738
3.750%	05/22/25	(a)		645	636,513
5.750%	01/24/22			600	682,481
6.250%	02/01/41			800	946,837
Sr. Unsec’d. Notes, MTN
3.700%	08/01/15			500	501,059
4.800%	07/08/44	(a)		600	592,279
Sub. Notes
6.750%	10/01/37			650	762,416
Legg Mason, Inc.,
Sr. Unsec’d. Notes
2.700%	07/15/19			985	993,944
Morgan Stanley,
Jr. Sub. Notes
5.450%(c)	07/29/49			1,105	1,096,713
5.550%(c)	12/29/49	(a)		215	213,441
Sr. Unsec’d. Notes
2.800%	06/16/20	(a)		995	996,058
3.750%	02/25/23			1,900	1,921,166
4.750%	03/22/17			200	210,989
Sr. Unsec’d. Notes, MTN
2.200%	12/07/18			275	276,572
5.625%	09/23/19			400	448,238
Sub. Notes, MTN
4.100%	05/22/23			1,300	1,302,430
TD Ameritrade Holding Corp.,
Sr. Unsec’d. Notes
2.950%	04/01/22			1,100	1,090,658

					20,253,472

Chemicals — 0.4%
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding B BV,
Gtd. Notes, 144A
7.375%	05/01/21			396	424,215
Sr. Sec’d. Notes, RegS
5.750%	02/01/21		EUR	100	116,781
CF Industries, Inc.,
Gtd. Notes
5.375%	03/15/44			300	298,306

SEE NOTES TO FINANCIAL STATEMENTS.

A76

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Chemicals (continued)
Chemours Co. (The),
Sr. Unsec’d. Notes, 144A
6.625%	05/15/23	(a)		211	$204,406
7.000%	05/15/25			247	239,590
Chemtura Corp.,
Gtd. Notes
5.750%	07/15/21			209	212,135
Ecolab, Inc.,
Sr. Unsec’d. Notes
1.000%	08/09/15			400	400,066
3.000%	12/08/16			1,300	1,330,390
Huntsman International LLC,
Gtd. Notes
4.875%	11/15/20			189	188,527
5.125%	04/15/21		EUR	325	373,197
8.625%	03/15/21	(a)		176	185,226
INEOS Group Holdings SA (Luxembourg),
Sec’d. Notes, 144A
5.875%	02/15/19			206	207,030
Ineos Group Holdings SA (Luxembourg),
Sec’d. Notes, RegS
6.500%	08/15/18		EUR	126	143,421
LYB International Finance BV,
Gtd. Notes
4.875%	03/15/44			300	291,475
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
5.000%	04/15/19			1,000	1,083,265
Momentive Performance Materials, Inc.,
Sr. Sec’d. Notes
3.880%	10/24/21			566	507,985
Monsanto Co.,
Sr. Unsec’d. Notes
2.125%	07/15/19			420	416,999
2.750%	07/15/21			200	196,323
3.950%	04/15/45			150	124,448
4.400%	07/15/44			605	541,759
Perstorp Holding AB (Sweden),
Sr. Sec’d. Notes, 144A
8.750%	05/15/17			205	213,200
Platform Specialty Products Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	02/01/22			685	707,263
RPM International, Inc.,
Sr. Unsec’d. Notes
3.450%	11/15/22			325	313,461
6.125%	10/15/19			300	337,505
Unifrax I LLC/Unifrax Holding Co.,
Gtd. Notes, 144A
7.500%	02/15/19			295	296,475

					9,353,448

Commercial Services & Supplies — 0.3%
AA Bond Co. Ltd. (United Kingdom),
Sec’d. Notes, RegS
5.500%	07/31/43		GBP	175	273,317
9.500%	07/31/43		GBP	183	313,415

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Commercial Services & Supplies (continued)
ADS Waste Holdings, Inc.,
Gtd. Notes
8.250%	10/01/20			505	$522,675
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A
5.250%	03/15/25			491	460,926
Bilbao Luxembourg SA (Luxembourg),
Sr. Sec’d. Notes, RegS, PIK
10.500%	12/01/18		EUR	107	127,681
Brand Energy & Infrastructure Services, Inc.,
Gtd. Notes, 144A
8.500%	12/01/21			199	185,070
CEB, Inc.,
Gtd. Notes, 144A
5.625%	06/15/23			112	112,560
Ceridian HCM Holding, Inc.,
Sr. Unsec’d. Notes, 144A
11.000%	03/15/21	(a)		737	779,377
Constellis Holdings LLC/Constellis Finance Corp.,
Sr. Sec’d. Notes, 144A
9.750%	05/15/20			101	97,465
Covanta Holding Corp.,
Sr. Unsec’d. Notes
5.875%	03/01/24			235	234,413
6.375%	10/01/22			190	198,787
EC Finance PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
5.125%	07/15/21		EUR	180	208,648
ExamWorks Group, Inc.,
Gtd. Notes
5.625%	04/15/23			296	303,507
Gategroup Finance Luxembourg SA (Switzerland),
Gtd. Notes, RegS
6.750%	03/01/19		EUR	358	416,911
Hertz Corp. (The),
Gtd. Notes
6.750%	04/15/19			205	211,539
7.375%	01/15/21	(a)		185	192,631
Jaguar Holding Co. II/Jaguar Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
9.500%	12/01/19			770	820,050
Laureate Education, Inc.,
Gtd. Notes, 144A
9.750%	09/01/19			575	536,187
Mobile Mini, Inc.,
Gtd. Notes
7.875%	12/01/20			340	356,150
TMF Group Holding BV (Netherlands),
Gtd. Notes, RegS
9.875%	12/01/19		EUR	430	512,023
Verisure Holding AB (Sweden),
Second Lien
8.750%	12/01/18		EUR	100	117,435
Sr. Sec’d. Notes, RegS
8.750%	09/01/18		EUR	128	150,550

					7,131,317

SEE NOTES TO FINANCIAL STATEMENTS.

A77

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Communications Equipment — 0.3%
Alcatel-Lucent USA, Inc. (France),
Gtd. Notes, 144A
6.750%	11/15/20			675	$713,813
Sr. Unsec’d. Notes
6.450%	03/15/29			1,062	1,096,515
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
2.125%	03/01/19	(a)		1,000	1,006,954
2.450%	06/15/20			1,100	1,107,832
CommScope Technologies Finance LLC,
Sr. Unsec’d. Notes, 144A
6.000%	06/15/25			376	374,590
CommScope, Inc.,
Gtd. Notes, 144A
5.500%	06/15/24			97	94,333
Sr. Sec’d. Notes, 144A
4.375%	06/15/20			379	382,790
Harris Corp.,
Sr. Unsec’d. Notes
1.999%	04/27/18			260	259,243
2.700%	04/27/20			70	69,106
3.832%	04/27/25			65	63,185
4.854%	04/27/35			80	76,660
Juniper Networks, Inc.,
Sr. Unsec’d. Notes
4.350%	06/15/25			900	895,565
Nokia OYJ (Finland),
Sr. Unsec’d. Notes
6.625%	05/15/39			276	299,460
Plantronics, Inc.,
Gtd. Notes, 144A
5.500%	05/31/23			189	191,363
QUALCOMM, Inc.,
Sr. Unsec’d. Notes
1.400%	05/18/18	(a)		645	642,997
4.800%	05/20/45			400	383,841

					7,658,247

Construction & Engineering — 0.2%
Abengoa Greenfield SA (Spain),
Gtd. Notes, 144A
6.500%	10/01/19			573	532,890
AECOM Technology Corp.,
Gtd. Notes, 144A
5.875%	10/15/24			458	464,297
Aguila 3 SA (Luxembourg),
Sr. Sec’d. Notes, 144A
7.875%	01/31/18	(a)		200	198,000
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
6.875%	02/15/21			256	238,080
Astaldi SpA (Italy),
Sr. Unsec’d. Notes, RegS
7.125%	12/01/20		EUR	465	544,389
MMC Energy Inc.,
First Lien
2.511%(s)	10/15/20			566	—

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Construction & Engineering (continued)
Novafives SAS (France),
Sr. Sec’d. Notes, RegS
4.500%	06/30/21		EUR	100	$106,245
Officine Maccaferri SpA (Italy),
Gtd. Notes, RegS
5.750%	06/01/21		EUR	155	170,253
PulteGroup, Inc.,
Gtd. Notes
6.375%	05/15/33			350	354,375
SBA Communications Corp.,
Sr. Unsec’d. Notes
4.875%	07/15/22			788	767,315
TRI Pointe Holdings, Inc.,
Sr. Unsec’d. Notes
4.375%	06/15/19			355	347,900
5.875%	06/15/24			240	235,200

					3,958,944

Construction Materials — 0.1%
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
5.700%	01/11/25			350	333,795
Sr. Sec’d. Notes, RegS
4.375%	03/05/23		EUR	100	107,165
CPG Merger Sub LLC,
Gtd. Notes, 144A
8.000%	10/01/21			679	701,747
Norbord, Inc. (Canada),
Sr. Sec’d. Notes, 144A
6.250%	04/15/23			240	243,000
Pfleiderer GmbH (Germany),
Sr. Sec’d. Notes, RegS
7.875%	08/01/19		EUR	100	114,969
Ply Gem Industries, Inc.,
Gtd. Notes
6.500%	02/01/22	(a)		700	691,250

					2,191,926

Consumer Finance — 0.6%
Ally Financial, Inc.,
Gtd. Notes
8.000%	11/01/31			3,117	3,732,607
Sr. Unsec’d. Notes
4.625%	03/30/25			285	271,463
5.125%	09/30/24			585	586,463
American Express Co.,
Jr. Sub. Notes
4.900%(c)	12/29/49			695	673,316
American Honda Finance Corp. (Japan),
Sr. Unsec’d. Notes
1.125%	10/07/16			850	852,430
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.200%	02/05/25			800	756,710
Capital One NA,
Sr. Unsec’d. Notes
1.500%	09/05/17			1,000	995,762
2.950%	07/23/21			1,100	1,084,274

SEE NOTES TO FINANCIAL STATEMENTS.

A78

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Consumer Finance (continued)
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
1.700%	05/09/16			400	$400,521
1.724%	12/06/17			800	795,846
3.000%	06/12/17			900	920,601
General Motors Financial Co., Inc.,
Gtd. Notes
3.450%	04/10/22			775	759,385
Pershing Square Holdings Ltd. (Guernsey),
Sr. Unsec’d. Notes, 144A
5.500%	07/15/22			1,000	1,002,890
Synchrony Financial,
Sr. Unsec’d. Notes
3.000%	08/15/19	(a)		800	805,694
3.750%	08/15/21			395	398,005
4.250%	08/15/24			400	401,718

					14,437,685

Containers & Packaging — 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Gtd. Notes, 144A
6.000%	06/30/21	(a)		475	473,813
Sr. Sec’d. Notes, RegS
4.250%	01/15/22		EUR	330	365,149
Ball Corp.,
Gtd. Notes
4.000%	11/15/23			61	56,577
5.000%	03/15/22			160	160,400
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II (New Zealand),
Gtd. Notes, 144A
5.625%	12/15/16			58	57,891
6.000%	06/15/17			424	424,000
Crown Americas LLC/Crown Americas Capital Corp. IV,
Gtd. Notes
4.500%	01/15/23			271	255,927
JH-Holding Finance SA (Germany),
Sr. Sec’d. Notes, RegS, PIK
8.250%	12/01/22		EUR	100	116,134
Pactiv LLC,
Sr. Unsec’d. Notes
7.950%	12/15/25			779	771,210
8.375%	04/15/27			212	209,880
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (New Zealand),
Gtd. Notes
9.875%	08/15/19			144	151,200
Sr. Sec’d. Notes
5.750%	10/15/20			51	52,275
Sealed Air Corp.,
Gtd. Notes, 144A
4.875%	12/01/22			225	221,625
5.125%	12/01/24			213	210,071
6.875%	07/15/33			184	185,840
SGD Group SAS (France),
Sr. Sec’d. Notes, RegS
5.625%	05/15/19		EUR	100	113,018

					3,825,010

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Distributors
American Tire Distributors, Inc.,
Sr. Sub. Notes, 144A
10.250%	03/01/22		775	$827,313

Diversified Consumer Services
CE Energy A/S (Czech Republic),
Sr. Sec’d. Notes, RegS
7.000%	02/01/21	EUR	145	166,503
Horizon Pharma Financing, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	05/01/23		400	417,000
HRG Group, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	07/15/19		231	243,705

				827,208

Diversified Financial Services — 0.5%
ANZ New Zealand International Ltd. (New Zealand),
Gtd. Notes, 144A
1.125%	03/24/16		400	401,243
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
1.900%	01/31/17		200	203,121
2.200%	08/15/16		200	203,273
3.000%	02/11/23		600	604,403
CNH Industrial Finance Europe SA (United Kingdom),
Gtd. Notes, MTN
2.750%	03/18/19	EUR	265	296,839
DFC Finance Corp.,
Sr. Sec’d. Notes, 144A
10.500%	06/15/20		430	325,725
General Electric Capital Corp.,
Gtd. Notes
1.625%	07/02/15		700	700,000
2.250%	11/09/15		400	402,414
2.900%	01/09/17		300	308,856
Gtd. Notes, MTN
2.300%	01/14/19		1,000	1,013,856
6.375%(c)	11/15/67		100	107,500
6.750%	03/15/32		200	259,650
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
4.875%	03/15/19		339	341,543
5.875%	02/01/22		983	1,001,431
6.000%	08/01/20		325	335,563
Intercontinental Exchange, Inc.,
Gtd. Notes
2.500%	10/15/18		500	510,981
Invesco Finance PLC,
Gtd. Notes
5.375%	11/30/43		500	548,139
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
Sr. Unsec’d. Notes, 144A
6.875%	04/15/22		647	630,825
7.375%	04/01/20		410	402,825
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes, MTN(i)
4.750%	01/16/14	EUR	415	65,930
5.268%	02/05/14	EUR	900	135,454
5.375%	10/17/12	EUR	50	7,943

SEE NOTES TO FINANCIAL STATEMENTS.

A79

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Leucadia National Corp.,
Sr. Unsec’d. Notes
5.500%	10/18/23			275	$280,743
Navient Solutions, Inc.,
Sr. Unsec’d. Notes
3.547%(s)	10/03/22			910	735,665
Private Export Funding Corp.,
Gov’t. Gtd. Notes
4.950%	11/15/15			555	564,864
Telecom Italia Finance SA (Italy),
Gtd. Notes, MTN
7.750%	01/24/33		EUR	85	122,746
WEA Finance LLC/Westfield UK & Europe Finance PLC (Australia),
Gtd. Notes, 144A
2.700%	09/17/19			295	295,435

					10,806,967

Diversified Telecommunication Services — 1.2%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.500%	01/15/22			485	485,000
6.625%	02/15/23			445	441,796
Sr. Sec’d. Notes, RegS
5.250%	02/15/23		EUR	100	112,043
Altice Finco SA (Luxembourg),
Gtd. Notes, 144A
7.625%	02/15/25			200	192,000
Altice US Finance I Corp.,
Sr. Sec’d. Notes, 144A
5.375%	07/15/23			1,385	1,350,375
Altice US Finance II Corp.,
Sr. Sec’d. Notes, 144A
7.750%	07/15/25	(a)		371	359,870
AT&T, Inc.,
Sr. Unsec’d. Notes
2.375%	11/27/18			1,600	1,614,005
2.400%	08/15/16			100	101,376
2.450%	06/30/20	(a)		215	210,758
4.750%	05/15/46			405	368,539
5.550%	08/15/41			500	512,285
British Telecommunications PLC (United Kingdom),
Sr. Unsec’d. Notes
1.250%	02/14/17			225	224,643
CenturyLink, Inc.,
Sr. Unsec’d. Notes
5.625%	04/01/20			435	435,544
6.450%	06/15/21			125	125,937
Consolidated Communications, Inc.,
Gtd. Notes, 144A
6.500%	10/01/22			270	260,213
Frontier Communications Corp.,
Sr. Unsec’d. Notes
6.250%	09/15/21			370	336,700
6.875%	01/15/25			225	188,156
7.125%	01/15/23			250	221,875
7.625%	04/15/24			111	97,957
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
5.500%	08/01/23			1,278	1,131,669

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Diversified Telecommunication Services (continued)
6.625%	12/15/22			315	$286,650
Level 3 Financing, Inc.,
Gtd. Notes
5.375%	08/15/22	(a)		1,040	1,050,400
6.125%	01/15/21			90	94,383
Gtd. Notes, 144A
5.125%	05/01/23			439	428,025
5.375%	05/01/25			527	507,896
5.625%	02/01/23	(a)		293	295,930
Orange SA (France),
Jr. Sub. Notes, MTN
4.000%(c)	10/29/49		EUR	200	226,594
Play Finance 2 SA (Poland),
Sr. Sec’d. Notes, RegS
5.250%	02/01/19		EUR	220	251,865
Qwest Corp.,
Sr. Unsec’d. Notes
6.750%	12/01/21			300	331,125
Telecom Italia SpA (Italy),
Sr. Unsec’d. Notes, MTN
5.875%	05/19/23		GBP	450	743,603
6.375%	06/24/19		GBP	200	340,409
Telefonica Europe BV (Spain),
Gtd. Notes
4.200%(c)	12/29/49		EUR	200	226,594
Telenet Finance V Luxembourg SCA (Luxembourg),
Sr. Sec’d. Notes, RegS
6.250%	08/15/22		EUR	232	278,367
6.750%	08/15/24		EUR	137	167,031
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.350%	06/09/17			800	798,866
2.000%	11/01/16			1,600	1,616,176
3.000%	11/01/21			565	557,398
3.650%	09/14/18			800	841,430
4.400%	11/01/34			710	657,289
4.600%	04/01/21			400	429,841
4.750%	11/01/41			400	374,679
5.012%	08/21/54			100	91,759
5.050%	03/15/34	(a)		500	503,364
6.550%	09/15/43	(a)		950	1,111,266
6.900%	04/15/38			200	239,220
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
6.000%	04/15/21		GBP	742	1,211,841
WaveDivision Escrow LLC/WaveDivision Escrow Corp.,
Sr. Unsec’d. Notes, 144A
8.125%	09/01/20			1,091	1,134,640
Wind Acquisition Finance SA (Italy),
Sr. Sec’d. Notes, 144A
6.500%	04/30/20	(a)		200	209,000
Sr. Sec’d. Notes, RegS
4.000%	07/15/20		EUR	720	800,687

SEE NOTES TO FINANCIAL STATEMENTS.

A80

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Diversified Telecommunication Services (continued)
Zayo Group LLC/Zayo Capital, Inc.,
Gtd. Notes
10.125%	07/01/20		1,247	$1,392,600
Gtd. Notes, 144A
6.000%	04/01/23	(a)	1,187	1,172,400
6.375%	05/15/25		455	441,350

				27,583,419

Electric Utilities — 0.4%
Alabama Power Co.,
Sr. Unsec’d. Notes
3.750%	03/01/45		135	121,294
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
2.000%	11/15/18		440	442,283
6.125%	04/01/36		200	235,612
6.500%	09/15/37		250	306,700
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
4.200%	03/15/42		200	190,023
Duke Energy Corp.,
Sr. Unsec’d. Notes
5.050%	09/15/19		500	553,782
Duke Energy Florida, Inc.,
First Mortgage
3.850%	11/15/42		400	369,775
Homer City Generation LP,
Sr. Sec’d. Notes, PIK
8.734%	10/01/26		342	346,959
Mirant Mid Atlantic Pass-Through Trust,
Pass-Through Certificates
10.060%	12/30/28		335	359,875
Mississippi Power Co.,
Sr. Unsec’d. Notes
4.250%	03/15/42		300	267,089
Nextera Energy Capital Holdings, Inc.,
Gtd. Notes
2.700%	09/15/19		700	704,701
NRG REMA LLC,
Pass-Through Certificates
9.237%	07/02/17		52	53,879
9.681%	07/02/26		464	499,960
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
7.000%	05/01/32		100	130,475
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
3.250%	09/15/21		400	406,569
3.250%	06/15/23		500	496,826
3.750%	08/15/42		400	350,235
Peco Energy Co.,
First Mortgage
2.375%	09/15/22		1,000	954,095
Progress Energy, Inc.,
Sr. Unsec’d. Notes
3.150%	04/01/22		100	99,966
4.400%	01/15/21		500	535,165

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Electric Utilities (continued)
Southern Power Co.,
Sr. Unsec’d. Notes
5.150%	09/15/41			100	$103,009
Talen Energy Supply LLC,
Sr. Unsec’d. Notes, 144A
6.500%	06/01/25			182	182,000
Tampa Electric Co.,
Sr. Unsec’d. Notes
2.600%	09/15/22			500	482,055
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.,
Gtd. Notes(i)
10.500%	11/01/16			10,415	1,119,613
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
4.200%	05/15/45	(a)		320	309,229
Viridian Group FundCo II Ltd. (United Kingdom),
Sr. Sec’d. Notes, RegS
7.500%	03/01/20		EUR	120	133,749
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
0.750%	05/09/16			400	398,832

					10,153,750

Electrical Equipment
Eaton Corp.,
Gtd. Notes
0.950%	11/02/15			400	400,260

Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp.,
Sr. Unsec’d. Notes
1.550%	09/15/17			575	575,618
2.550%	01/30/19			700	709,080
Arrow Electronics, Inc.,
Sr. Unsec’d. Notes
4.000%	04/01/25			245	239,536
Belden, Inc.,
Gtd. Notes, RegS
5.500%	04/15/23		EUR	349	402,234
CDW LLC/CDW Finance Corp.,
Gtd. Notes
5.000%	09/01/23			356	349,770
5.500%	12/01/24			401	396,990
6.000%	08/15/22	(a)		425	438,813
GrafTech International Ltd.,
Gtd. Notes
6.375%	11/15/20			371	337,610
Techem Energy Metering Service GmbH & Co. KG (Germany),
Gtd. Notes, RegS
7.875%	10/01/20		EUR	106	128,438
Trionista Holdco GmbH (Germany),
Sr. Sec’d. Notes, RegS
5.000%	04/30/20		EUR	410	471,945
Trionista Topco GmbH (Germany),
Gtd. Notes, RegS
6.875%	04/30/21		EUR	100	117,617

					4,167,651

SEE NOTES TO FINANCIAL STATEMENTS.

A81

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Energy Equipment & Services — 0.2%
Buckeye Partners LP,
Sr. Unsec’d. Notes
2.650%	11/15/18			800	$797,079
4.350%	10/15/24			600	588,232
5.850%	11/15/43			100	97,119
Calfrac Holdings LP (Canada),
Gtd. Notes, 144A
7.500%	12/01/20			675	623,295
NGPL PipeCo LLC,
Sr. Sec’d. Notes, 144A
7.119%	12/15/17			79	80,975
7.768%	12/15/37			375	397,500
9.625%	06/01/19			182	184,275
Pacific Drilling SA,
Sr. Sec’d. Notes, 144A
5.375%	06/01/20			185	140,137
Precision Drilling Corp. (Canada),
Gtd. Notes
5.250%	11/15/24			355	308,850
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
5.625%	04/15/20			270	276,075
6.000%	01/15/19	(a)		545	568,163
6.875%	04/15/40			517	541,557
Seventy Seven Energy, Inc.,
Sr. Unsec’d. Notes
6.500%	07/15/22			176	112,640
Weatherford International Ltd.,
Gtd. Notes
4.500%	04/15/22			200	187,813
WPX Energy, Inc.,
Sr. Unsec’d. Notes
5.250%	09/15/24	(a)		259	238,604

					5,142,314

Food & Staples Retailing — 0.4%
CVS Health Corp.,
Sr. Unsec’d. Notes
2.250%	12/05/18			500	506,173
5.300%	12/05/43	(a)		300	326,905
6.125%	08/15/16			400	422,866
Kroger Co. (The),
Sr. Unsec’d. Notes
1.200%	10/17/16			725	726,382
R&R Ice Cream PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
4.750%	05/15/20		EUR	150	170,572
R&R PIK PLC (United Kingdom),
Sr. Sec’d. Notes, RegS, PIK
9.250%	05/15/18		EUR	313	351,875
Rite Aid Corp.,
Gtd. Notes
6.750%	06/15/21	(a)		212	222,600
9.250%	03/15/20			333	360,889
Gtd. Notes, 144A
6.125%	04/01/23			1,339	1,379,170
Sr. Unsec’d. Notes
7.700%	02/15/27			288	338,400

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Food & Staples Retailing (continued)
Walgreen Co.,
Sr. Unsec’d. Notes
5.250%	01/15/19			400	$438,598
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
1.750%	11/17/17			805	808,163
4.800%	11/18/44	(a)		250	235,249
2.700%	11/18/19			1,100	1,101,470
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
2.800%	04/15/16			300	305,496
4.750%	10/02/43			600	639,074

					8,333,882

Food Products — 0.3%
Bakkavor Finance 2 PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
8.250%	02/15/18		GBP	185	302,358
8.750%	06/15/20		GBP	200	344,453
Boparan Finance PLC (United Kingdom),
Gtd. Notes, RegS
5.500%	07/15/21		GBP	115	164,024
Sr. Unsec’d. Notes, RegS
4.375%	07/15/21		EUR	105	107,051
ConAgra Foods, Inc.,
Sr. Unsec’d. Notes
3.200%	01/25/23			800	747,608
Findus Bondco SA (United Kingdom),
Sr. Sec’d. Notes, RegS
9.125%	07/01/18		EUR	173	202,031
HJ Heinz Foods Co.,
Gtd. Notes, 144A
5.200%	07/15/45			500	512,411
JBS USA LLC/JBS USA Finance, Inc. (Brazil),
Sr. Unsec’d. Notes, 144A
5.750%	06/15/25			280	276,766
JM Smucker Co. (The),
Gtd. Notes, 144A
2.500%	03/15/20			325	323,116
4.375%	03/15/45			200	184,137
Kellogg Co.,
Sr. Unsec’d. Notes
4.450%	05/30/16			400	412,426
Mondelez International, Inc.,
Sr. Unsec’d. Notes
2.250%	02/01/19			800	801,290
4.125%	02/09/16			600	611,398
Smithfield Foods, Inc.,
Sr. Unsec’d. Notes
6.625%	08/15/22			236	251,930
Sr. Unsec’d. Notes, 144A
5.875%	08/01/21			141	145,583
Tyson Foods, Inc.,
Gtd. Notes
2.650%	08/15/19			385	387,541

SEE NOTES TO FINANCIAL STATEMENTS.

A82

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Food Products (continued)
WhiteWave Foods Co. (The),
Gtd. Notes
5.375%	10/01/22			150	$158,250

					5,932,373

Gas Utilities
Altice US Finance SA (Luxembourg),
Sr. Sec’d. Notes, 144A
7.750%	07/15/25			585	561,600

Health Care Equipment & Supplies — 0.5%
3AB Optique Developpement SAS (France),
Sr. Sec’d. Notes, RegS
5.625%	04/15/19		EUR	175	184,369
Abbott Laboratories,
Sr. Unsec’d. Notes
2.550%	03/15/22			1,025	1,001,423
2.950%	03/15/25	(a)		770	740,244
Alere, Inc.,
Gtd. Notes
7.250%	07/01/18			427	447,283
8.625%	10/01/18			359	371,745
Gtd. Notes, 144A
6.375%	07/01/23			272	276,760
Baxter International, Inc.,
Sr. Unsec’d. Notes
1.850%	06/15/18			300	299,009
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
1.450%	05/15/17			115	114,916
2.675%	12/15/19			215	215,163
Boston Scientific Corp.,
Sr. Unsec’d. Notes
2.650%	10/01/18			500	507,203
2.850%	05/15/20			145	143,977
3.850%	05/15/25			900	873,226
Covidien International Finance SA,
Gtd. Notes
6.550%	10/15/37			450	573,415
Crimson Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	05/15/22			157	137,767
DJO Finco, Inc./DJO Finance LLC,
Sec’d. Notes, 144A
8.125%	06/15/21			975	1,004,250
Hologic, Inc.,
Sr. Unsec’d. Notes, 144A
5.250%	07/15/22			390	398,287
IDH Finance PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
6.000%	12/01/18		GBP	113	179,681
Medtronic, Inc.,
Gtd. Notes, 144A
2.500%	03/15/20			465	465,777
3.150%	03/15/22			585	587,621
4.375%	03/15/35			315	312,582
Sterigenics-Nordion Holdings LLC,
Sr. Unsec’d. Notes, 144A
6.500%	05/15/23			106	107,590

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Health Care Equipment & Supplies (continued)
Stryker Corp.,
Sr. Unsec’d. Notes
3.375%	05/15/24			1,000	$998,721
4.375%	05/15/44			500	484,946
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes
2.000%	04/01/18			370	370,132
2.700%	04/01/20			905	900,523

					11,696,610

Health Care Providers & Services — 0.8%
Acadia Healthcare Co., Inc.,
Gtd. Notes
5.125%	07/01/22			175	173,687
Gtd. Notes, 144A
5.625%	02/15/23			77	77,963
AmerisourceBergen Corp.,
Sr. Unsec’d. Notes
1.150%	05/15/17			1,100	1,098,122
Amsurg Corp.,
Gtd. Notes
5.625%	07/15/22			725	731,344
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
1.700%	03/15/18			350	348,570
3.750%	09/15/25			615	611,852
Care UK Health & Social Care PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
5.572%(c)	07/15/19		GBP	196	298,724
Catholic Health Initiatives,
Sec’d. Notes
4.350%	11/01/42			200	182,895
Centene Corp.,
Sr. Unsec’d. Notes
4.750%	05/15/22			393	404,790
DaVita HealthCare Partners, Inc.,
Gtd. Notes
5.000%	05/01/25	(a)		775	745,937
5.125%	07/15/24			754	741,276
Envision Healthcare Corp.,
Gtd. Notes, 144A
5.125%	07/01/22			125	125,937
Express Scripts Holding Co.,
Gtd. Notes
3.125%	05/15/16			400	406,571
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25			1,741	1,769,378
5.875%	05/01/23	(a)		320	340,000
Sr. Sec’d. Notes
4.750%	05/01/23			582	589,275
5.000%	03/15/24			1,200	1,221,000
5.250%	04/15/25			340	353,600
5.875%	03/15/22			667	725,363
6.500%	02/15/20			168	187,740
Healthsouth Corp.,
Gtd. Notes
5.750%	11/01/24			405	413,606

SEE NOTES TO FINANCIAL STATEMENTS.

A83

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Health Care Providers & Services (continued)
Humana, Inc.,
Sr. Unsec’d. Notes
2.625%	10/01/19			605	$608,941
Kindred Healthcare, Inc.,
Gtd. Notes
6.375%	04/15/22			138	137,827
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
3.200%	02/01/22			445	438,723
4.700%	02/01/45			500	457,978
McKesson Corp.,
Sr. Unsec’d. Notes
3.796%	03/15/24			800	809,199
5.700%	03/01/17			500	536,026
MPH Acquisition Holdings LLC,
Gtd. Notes, 144A
6.625%	04/01/22			185	188,931
Omnicare, Inc.,
Gtd. Notes
4.750%	12/01/22			130	137,800
5.000%	12/01/24			110	118,250
Surgical Care Affiliates, Inc.,
Gtd. Notes, 144A
6.000%	04/01/23			147	147,000
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.375%	10/01/21	(a)		607	593,343
4.500%	04/01/21			132	130,680
4.750%	06/01/20			230	233,594
6.000%	10/01/20			354	377,453
Sr. Sec’d. Notes, 144A
3.786%(c)	06/15/20			316	318,765
Sr. Unsec’d. Notes
8.125%	04/01/22			449	490,981
Sr. Unsec’d. Notes, 144A
6.750%	06/15/23			602	614,040
Truven Health Analytics, Inc.,
Gtd. Notes
10.625%	06/01/20			270	282,825
Voyage Care Bondco PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
6.500%	08/01/18		GBP	250	404,594
WellCare Health Plans, Inc.,
Sr. Unsec’d. Notes
5.750%	11/15/20			178	185,120

					18,759,700

Health Care Technology
IMS Health, Inc.,
Sr. Unsec’d. Notes, 144A
6.000%	11/01/20			177	182,310

Hotels, Restaurants & Leisure — 0.5%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A
6.000%	04/01/22	(a)		736	756,240
Aramark Services, Inc.,
Gtd. Notes
5.750%	03/15/20			658	686,952

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Hotels, Restaurants & Leisure (continued)
Boyd Gaming Corp.,
Gtd. Notes
6.875%	05/15/23			720	$738,000
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties,
Sr. Sec’d. Notes
8.000%	10/01/20			435	409,718
Carlson Travel Holdings, Inc.,
Sr. Unsec’d. Notes, 144A, PIK
7.500%	08/15/19			203	206,045
Cedar Fair LP/Canada’s Wonderland Co.,
Gtd. Notes
5.375%	06/01/24			165	166,848
Cirsa Funding Luxembourg SA (Spain),
Gtd. Notes, RegS
5.875%	05/15/23		EUR	275	295,884
Gala Group Finance PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
8.875%	09/01/18		GBP	464	764,344
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
5.625%	10/15/21			333	345,887
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
6.250%	02/15/22			200	191,000
Sr. Sec’d. Notes, RegS
4.125%	02/15/20		EUR	100	110,370
4.750%	02/15/23		EUR	225	241,691
Intralot Capital Luxembourg SA (Greece),
Gtd. Notes, RegS
6.000%	05/15/21		EUR	100	95,097
Intralot Finance Luxembourg SA (Luxembourg),
Gtd. Notes, RegS
9.750%	08/15/18		EUR	480	529,778
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
2.625%	01/15/22			800	780,876
3.250%	06/10/24			800	794,990
MGM Resorts International,
Gtd. Notes
6.000%	03/15/23	(a)		965	977,063
6.750%	10/01/20	(a)		653	692,180
7.750%	03/15/22	(a)		205	225,500
8.625%	02/01/19			62	70,060
PortAventura Entertainment Barcelona BV (Spain),
Sr. Sec’d. Notes, RegS
7.250%	12/01/20		EUR	100	116,138
Sabre GLBL, Inc.,
Sr. Sec’d. Notes, 144A
5.375%	04/15/23			247	243,295
Six Flags Entertainment Corp.,
Gtd. Notes, 144A
5.250%	01/15/21			237	242,333
Snai SpA (Italy),
Sr. Sec’d. Notes, RegS
7.625%	06/15/18		EUR	200	229,102
Starbucks Corp.,
Sr. Unsec’d. Notes
0.875%	12/05/16			475	475,401

SEE NOTES TO FINANCIAL STATEMENTS.

A84

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Hotels, Restaurants & Leisure (continued)
Station Casinos LLC,
Gtd. Notes
7.500%	03/01/21			324	$346,680
Vougeot Bidco PLC (United Kingdom),
Gtd. Notes, RegS
7.875%	07/15/20		GBP	208	346,440
Wyndham Worldwide Corp.,
Sr. Unsec’d. Notes
3.900%	03/01/23			400	391,904
4.250%	03/01/22			250	250,535
Yum! Brands, Inc.,
Sr. Unsec’d. Notes
5.300%	09/15/19			500	549,400

					12,269,751

Household Durables — 0.2%
Beazer Homes USA, Inc.,
Gtd. Notes
5.750%	06/15/19	(a)		357	351,645
7.500%	09/15/21			685	690,137
Sr. Sec’d. Notes
6.625%	04/15/18			197	203,649
DR Horton, Inc.,
Gtd. Notes
4.000%	02/15/20			393	390,917
K Hovnanian Enterprises, Inc.,
Sr. Sec’d. Notes, 144A
7.250%	10/15/20			208	212,160
Lennar Corp.,
Gtd. Notes
4.500%	06/15/19			48	48,960
4.500%	11/15/19			229	231,863
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes, 144A
5.875%	04/01/23			376	380,700
6.125%	04/01/25			380	382,850
Standard Pacific Corp.,
Gtd. Notes
8.375%	01/15/21	(a)		775	899,000
Taylor Morrison Communities, Inc./Monarch Communities, Inc.,
Gtd. Notes, 144A
5.250%	04/15/21			102	100,470
Whirlpool Corp.,
Sr. Unsec’d. Notes
1.350%	03/01/17			475	476,397
William Lyon Homes, Inc.,
Gtd. Notes
8.500%	11/15/20			220	237,600

					4,606,348

Household Products — 0.1%
Brakes Capital (United Kingdom),
Sr. Sec’d. Notes, RegS
7.125%	12/15/18		GBP	155	249,641
Kimberly-Clark Corp.,
Sr. Unsec’d. Notes
1.900%	05/22/19			495	493,860

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Household Products (continued)
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
1.900%	11/01/19			585	$586,405
Spectrum Brands, Inc.,
Gtd. Notes
6.625%	11/15/22			30	31,950
Gtd. Notes, 144A
5.750%	07/15/25			427	433,405
6.125%	12/15/24			775	811,813

					2,607,074

Independent Power & Renewable Electricity Producers — 0.2%
AES Corp.,
Sr. Unsec’d. Notes
4.875%	05/15/23	(a)		200	188,000
5.500%	03/15/24	(a)		46	44,275
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.875%	01/15/24	(a)		255	269,663
6.000%	01/15/22			140	148,050
Sr. Unsec’d. Notes
5.375%	01/15/23	(a)		578	567,885
5.500%	02/01/24			345	333,787
Dynegy, Inc.,
Gtd. Notes, 144A
6.750%	11/01/19			800	832,400
7.375%	11/01/22			75	78,563
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
5.750%	10/01/41			300	311,354
NRG Energy, Inc.,
Gtd. Notes
6.250%	05/01/24			314	311,645
7.875%	05/15/21			470	500,550

					3,586,172

Industrial Conglomerates
Danaher Corp.,
Sr. Unsec’d. Notes
2.300%	06/23/16			50	50,663
Monitchem HoldCo 3 SA (Luxembourg),
Sr. Sec’d. Notes, RegS
5.250%	06/15/21		EUR	109	122,139
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
2.050%	10/01/18			500	498,735

					671,537

Insurance — 0.4%
ACE INA Holdings, Inc.,
Gtd. Notes
3.350%	05/15/24			930	931,287
Aflac, Inc.,
Sr. Unsec’d. Notes
3.250%	03/17/25			900	868,897
3.625%	11/15/24			1,000	1,003,403
6.450%	08/15/40			250	303,819

SEE NOTES TO FINANCIAL STATEMENTS.

A85

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Insurance (continued)
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC,
Sr. Unsec’d. Notes, 144A
7.875%	12/15/20			406	$428,330
Berkshire Hathaway Finance Corp.,
Gtd. Notes
0.950%	08/15/16			1,375	1,377,886
Chubb Corp. (The),
Sr. Unsec’d. Notes
5.750%	05/15/18			700	781,543
CNO Financial Group, Inc.,
Sr. Unsec’d. Notes
4.500%	05/30/20			95	96,425
Fidelity National Financial, Inc.,
Sr. Unsec’d. Notes
5.500%	09/01/22			475	499,698
Genworth Holdings, Inc.,
Gtd. Notes
4.800%	02/15/24			180	157,050
HUB International Ltd.,
Sr. Unsec’d. Notes, 144A
7.875%	10/01/21	(a)		217	221,340
Markel Corp.,
Sr. Unsec’d. Notes
3.625%	03/30/23			250	246,398
5.350%	06/01/21			100	111,298
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.350%	09/10/19			620	622,006
Sr. Unsec’d. Notes, MTN
2.550%	10/15/18			300	305,393
Pension Insurance Corp. PLC (United Kingdom),
Sub. Notes
6.500%	07/03/24		GBP	125	195,534
Protective Life Corp.,
Sr. Unsec’d. Notes
8.450%	10/15/39			48	67,080
Trinity Acquisition PLC (United Kingdom),
Gtd. Notes
6.125%	08/15/43			450	490,428
Willis Group Holdings PLC,
Gtd. Notes
4.125%	03/15/16			100	102,037
XLIT Ltd. (Ireland),
Gtd. Notes
5.750%	10/01/21			300	343,638

					9,153,490

Internet & Catalog Retail
QVC, Inc.,
Sr. Sec’d. Notes
4.450%	02/15/25			250	241,236

Internet Software & Services — 0.2%
Alibaba Group Holding Ltd. (China),
Gtd. Notes, 144A
2.500%	11/28/19			940	929,739
3.600%	11/28/24			500	482,113
Baidu, Inc. (China),
Sr. Unsec’d. Notes
2.750%	06/09/19			200	200,100

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Internet Software & Services (continued)
3.250%	08/06/18		1,300	$1,337,934
3.500%	11/28/22		250	246,921
Blue Coat Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
8.375%	06/01/23	(a)	346	352,055
eBay, Inc.,
Sr. Unsec’d. Notes
2.200%	08/01/19		800	796,698
3.450%	08/01/24		350	336,982
Equinix, Inc.,
Sr. Unsec’d. Notes
5.375%	01/01/22		38	38,095

				4,720,637

IT Services — 0.3%
Fidelity National Information Services, Inc.,
Gtd. Notes
3.875%	06/05/24		1,000	986,880
First Data Corp.,
Gtd. Notes
10.625%	06/15/21		371	410,883
11.750%	08/15/21	(a)	370	416,250
Sec’d. Notes, 144A
8.250%	01/15/21		1,206	1,272,330
Sec’d. Notes, 144A, PIK
8.750%	01/15/22		192	204,120
Sr. Sec’d. Notes, 144A
6.750%	11/01/20		575	607,706
7.375%	06/15/19		481	499,999
MasterCard, Inc.,
Sr. Unsec’d. Notes
3.375%	04/01/24		1,400	1,429,064
SunGard Data Systems, Inc.,
Gtd. Notes
6.625%	11/01/19		410	423,325
Xerox Corp.,
Sr. Unsec’d. Notes
2.750%	09/01/20		480	475,395

				6,725,952

Leisure Products
Mattel, Inc.,
Sr. Unsec’d. Notes
2.500%	11/01/16		50	50,790

Life Sciences Tools & Services
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
1.300%	02/01/17		250	249,585
3.200%	03/01/16		400	406,162

				655,747

Machinery — 0.1%
BlueLine Rental Finance Corp.,
Sec’d. Notes, 144A
7.000%	02/01/19		445	457,237
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
0.700%	02/26/16		500	500,493

SEE NOTES TO FINANCIAL STATEMENTS.

A86

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Machinery (continued)
Gates Global LLC/Gates Global Co.,
Gtd. Notes, RegS
5.750%	07/15/22		EUR	180	$184,644
Illinois Tool Works, Inc.,
Sr. Unsec’d. Notes
1.950%	03/01/19	(a)		1,100	1,105,541
Ingersoll-Rand Global Holding Co. Ltd.,
Gtd. Notes
2.875%	01/15/19			75	76,257
Oshkosh Corp.,
Gtd. Notes
5.375%	03/01/25			93	93,000
Tyco Electronics Group SA (Switzerland),
Gtd. Notes
2.350%	08/01/19			555	553,570
2.375%	12/17/18			250	252,825
6.550%	10/01/17			200	221,916

					3,445,483

Marine — 0.1%
Global Ship Lease, Inc. (United Kingdom),
Sr. Sec’d. Notes, 144A
10.000%	04/01/19			1,085	1,131,113
Silk Bidco A/S (United Kingdom),
Sr. Sec’d. Notes, RegS
7.500%	02/01/22		EUR	100	113,854

					1,244,967

Media — 1.3%
Acosta, Inc.,
Sr. Unsec’d. Notes, 144A
7.750%	10/01/22	(a)		440	443,300
Altice SA (Luxembourg),
Gtd. Notes, 144A
7.625%	02/15/25			457	429,580
7.750%	05/15/22			730	706,275
Gtd. Notes, RegS
6.250%	02/15/25		EUR	167	176,871
7.250%	05/15/22		EUR	312	351,312
AMC Networks, Inc.,
Gtd. Notes
4.750%	12/15/22			88	88,000
Cablevision Systems Corp.,
Sr. Unsec’d. Notes
5.875%	09/15/22			321	311,370
CC Holdings GS V LLC/Crown Castle GS III Corp.,
Sr. Sec’d. Notes
3.849%	04/15/23			750	736,487
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes, 144A
5.125%	05/01/23			80	77,800
5.875%	05/01/27			1,128	1,101,210
Cengage Learning Acquistions, Inc., Escrow,
Notes
2.503%(s)	12/31/14	(d)(g)		69	—
2.525%(s)	04/15/20	(g)		356	—
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	12/15/21	(a)		190	172,544

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Media (continued)
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes
6.500%	11/15/22		744	$774,690
6.500%	11/15/22		353	361,825
7.625%	03/15/20		297	309,623
Columbus International, Inc. (Barbados),
Gtd. Notes, 144A
7.375%	03/30/21		500	537,500
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
3.500%	03/01/16		800	812,463
5.150%	03/15/42	(a)	600	564,481
DISH DBS Corp.,
Gtd. Notes
4.250%	04/01/18		371	377,493
4.625%	07/15/17		449	462,470
5.000%	03/15/23		420	388,500
5.125%	05/01/20		70	70,787
5.875%	11/15/24	(a)	913	877,051
Harron Communications LP/Harron Finance Corp.,
Sr. Unsec’d. Notes, 144A
9.125%	04/01/20		230	248,687
Igloo Holdings Corp.,
Sr. Unsec’d. Notes, 144A, PIK
8.250%	12/15/17		170	171,275
iHeartCommunications, Inc.,
Sr. Sec’d. Notes
9.000%	12/15/19	(a)	509	485,077
9.000%	03/01/21		286	258,830
9.000%	09/15/22		605	546,013
Interactive Data Corp.,
Gtd. Notes, 144A
5.875%	04/15/19		703	708,273
Lamar Media Corp.,
Gtd. Notes
5.000%	05/01/23		55	54,313
LIN Television Corp.,
Sr. Unsec’d. Notes, 144A
5.875%	11/15/22		200	202,500
MDC Partners, Inc.,
Gtd. Notes, 144A
6.750%	04/01/20		155	154,419
Midcontinent Communications & Midcontinent Finance Corp.,
Gtd. Notes, 144A
6.250%	08/01/21		400	408,000
MPL 2 Acquisition Canco, Inc. (Canada),
Sr. Sec’d. Notes, 144A
9.875%	08/15/18		680	716,550
NBCUniversal Enterprise, Inc.,
Gtd. Notes, 144A
1.974%	04/15/19		400	397,144
Jr. Sub. Notes, 144A
5.250%	03/29/49		100	106,375
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A
5.000%	04/15/22		401	392,980
Numericable-SFR SAS (France),
Sr. Sec’d. Notes, 144A
6.000%	05/15/22		1,645	1,621,353

SEE NOTES TO FINANCIAL STATEMENTS.

A87

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Media (continued)
6.250%	05/15/24		355	$349,231
Sr. Sec’d. Notes, RegS
5.375%	05/15/22	EUR	135	152,763
5.625%	05/15/24	EUR	300	336,964
Outfront Media Capital LLC/Outfront Media Capital Corp.,
Gtd. Notes
5.250%	02/15/22		110	111,375
5.625%	02/15/24		145	148,263
Sr. Unsec’d. Notes, 144A
5.625%	02/15/24		91	93,047
Radio One, Inc.,
Sr. Sec’d. Notes, 144A
7.375%	04/15/22		100	98,000
RCN Telecom Services LLC/RCN Capital Corp.,
Sr. Unsec’d. Notes, 144A
8.500%	08/15/20		235	246,163
Scripps Networks Interactive, Inc.,
Sr. Unsec’d. Notes
2.700%	12/15/16		200	203,994
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
4.250%	05/15/20		150	149,250
4.625%	05/15/23		95	89,181
5.375%	04/15/25		814	785,510
6.000%	07/15/24		325	328,250
TEGNA, Inc.,
Gtd. Notes
5.125%	07/15/20		61	62,525
Gtd. Notes, 144A
5.500%	09/15/24		203	200,970
Thomson Reuters Corp.,
Sr. Unsec’d. Notes
0.875%	05/23/16		225	224,544
Time Warner Cable, Inc.,
Gtd. Notes
4.500%	09/15/42		400	326,281
5.000%	02/01/20		300	323,884
Time Warner, Inc.,
Gtd. Notes
2.100%	06/01/19		800	794,744
Townsquare Media, Inc.,
Gtd. Notes, 144A
6.500%	04/01/23		81	80,190
Tribune Media Co.,
Gtd. Notes, 144A
5.875%	07/15/22		588	592,410
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany),
Sr. Sec’d. Notes, 144A
5.500%	01/15/23		555	565,753
Sr. Sec’d. Notes, RegS
3.500%	01/15/27	EUR	151	164,420
4.000%	01/15/25	EUR	354	402,551
5.750%	01/15/23	EUR	171	204,938
Univision Communications, Inc.,
Gtd. Notes, 144A
8.500%	05/15/21		390	410,475
Sr. Sec’d. Notes, 144A
5.125%	05/15/23		636	616,920
5.125%	02/15/25		1,144	1,104,189

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Media (continued)
Viacom, Inc.,
Sr. Unsec’d. Notes
2.500%	09/01/18			1,675	$1,692,452
4.250%	09/15/15			1,000	1,007,373
Virgin Media Finance PLC (United Kingdom),
Gtd. Notes, 144A
5.750%	01/15/25			580	580,000
Gtd. Notes, RegS
7.000%	04/15/23		GBP	102	170,684
Ziggo Bond Finance BV (Netherlands),
Sr. Unsec’d. Notes, 144A
5.875%	01/15/25			815	798,700
Sr. Unsec’d. Notes, RegS
4.625%	01/15/25		EUR	145	160,037

					30,179,452

Metals & Mining — 0.4%
Alcoa, Inc.,
Sr. Unsec’d. Notes
5.125%	10/01/24	(a)		1,123	1,137,037
5.900%	02/01/27			27	28,553
5.950%	02/01/37			32	31,920
6.150%	08/15/20			135	147,055
6.750%	01/15/28			58	64,525
Constellium NV (Netherlands),
Gtd. Notes, 144A
5.750%	05/15/24			362	322,180
Sr. Unsec’d. Notes, 144A
8.000%	01/15/23	(a)		1,035	1,060,875
Eco-Bat Finance PLC (United Kingdom),
Gtd. Notes, RegS
7.750%	02/15/17		EUR	280	304,042
First Quantum Minerals Ltd. (Canada),
Gtd. Notes, 144A
7.000%	02/15/21			293	280,181
7.250%	05/15/22			277	264,881
FMG Resources August 2006 Pty Ltd. (Australia),
Gtd. Notes, 144A
6.875%	04/01/22	(a)		222	155,677
Sr. Sec’d. Notes, 144A
9.750%	03/01/22	(a)		100	103,250
Global Brass & Copper, Inc.,
Sr. Sec’d. Notes
9.500%	06/01/19			120	131,400
Novelis, Inc.,
Gtd. Notes
8.375%	12/15/17			155	160,619
8.750%	12/15/20	(a)		1,032	1,091,340
Ovako AB (Sweden),
Sr. Sec’d. Notes, RegS
6.500%	06/01/19		EUR	185	201,046
Rio Tinto Finance USA Ltd. (United Kingdom),
Gtd. Notes
2.250%	09/20/16			250	253,682
Ryerson, Inc./Joseph T Ryerson & Son, Inc.,
Sr. Sec’d. Notes
9.000%	10/15/17			210	211,575

SEE NOTES TO FINANCIAL STATEMENTS.

A88

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Metals & Mining (continued)
Safway Group Holding LLC/Safway Finance Corp.,
Sec’d. Notes, 144A
7.000%	05/15/18		265	$270,907
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
5.875%	04/23/45		230	218,776
Steel Dynamics, Inc.,
Gtd. Notes
5.125%	10/01/21		205	205,410
6.375%	08/15/22	(a)	309	323,291
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.,
Gtd. Notes, 144A
7.375%	02/01/20		216	218,160
Wise Metals Group LLC/Wise Alloys Finance Corp.,
Sr. Sec’d. Notes, 144A
8.750%	12/15/18		1,677	1,771,331

				8,957,713

Multiline Retail — 0.2%
Family Dollar Stores, Inc.,
Sr. Unsec’d. Notes
5.000%	02/01/21		290	300,144
Family Tree Escrow LLC,
Sr. Sec’d. Notes, 144A
5.250%	03/01/20	(a)	136	142,290
5.750%	03/01/23		1,854	1,937,430
Neiman Marcus Group Ltd. LLC,
Gtd. Notes, 144A
8.000%	10/15/21	(a)	1,083	1,139,857

				3,519,721

Multi-Utilities — 0.1%
Dominion Resources, Inc.,
Sr. Unsec’d. Notes
4.050%	09/15/42		400	361,814
4.450%	03/15/21		500	536,123
PSEG Power LLC,
Gtd. Notes
2.450%	11/15/18		60	60,195
4.150%	09/15/21		250	262,187
SCANA Corp.,
Sr. Unsec’d. Notes
4.125%	02/01/22		50	50,370
Sr. Unsec’d. Notes, MTN
4.750%	05/15/21		100	105,216

				1,375,905

Oil, Gas & Consumable Fuels — 2.7%
Antero Resources Corp.,
Gtd. Notes
5.125%	12/01/22		181	171,045
5.375%	11/01/21		510	489,600
6.000%	12/01/20		156	156,780
Arch Coal, Inc.,
Gtd. Notes
7.000%	06/15/19		121	17,545
7.250%	06/15/21		99	13,860

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Baytex Energy Corp. (Canada),
Gtd. Notes, 144A
5.125%	06/01/21		144	$135,000
Berry Petroleum Co. LLC,
Sr. Unsec’d. Notes
6.375%	09/15/22		106	82,680
6.750%	11/01/20		186	146,940
Bonanza Creek Energy, Inc.,
Gtd. Notes
5.750%	02/01/23		472	423,620
6.750%	04/15/21		541	512,597
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
2.237%	05/10/19		500	503,774
3.200%	03/11/16		200	203,255
California Resources Corp.,
Gtd. Notes
5.500%	09/15/21	(a)	1,112	967,662
6.000%	11/15/24	(a)	2,196	1,888,560
Carrizo Oil & Gas, Inc.,
Gtd. Notes
6.250%	04/15/23		429	430,073
7.500%	09/15/20		58	61,045
Chesapeake Energy Corp.,
Gtd. Notes
5.750%	03/15/23	(a)	44	39,820
6.125%	02/15/21		373	350,620
6.625%	08/15/20		161	156,975
6.875%	11/15/20		175	170,625
Chevron Corp.,
Sr. Unsec’d. Notes
0.889%	06/24/16		475	476,349
Cimarex Energy Co.,
Gtd. Notes
4.375%	06/01/24		128	126,423
CNOOC Finance 2013 Ltd. (China),
Gtd. Notes
1.750%	05/09/18		200	199,195
CNOOC Finance 2015 Australia Pty Ltd. (China),
Gtd. Notes
2.625%	05/05/20		900	888,234
CNOOC Nexen Finance 2014 ULC (China),
Gtd. Notes
1.625%	04/30/17		1,100	1,101,569
Concho Resources, Inc.,
Gtd. Notes
5.500%	04/01/23		912	912,000
ConocoPhillips Holding Co.,
Sr. Unsec’d. Notes
6.950%	04/15/29		100	127,908
CONSOL Energy, Inc.,
Gtd. Notes
5.875%	04/15/22	(a)	2,246	1,909,100
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A
7.125%	04/15/21		743	769,005
7.750%	02/15/23		175	186,375

SEE NOTES TO FINANCIAL STATEMENTS.

A89

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Denbury Resources, Inc.,
Gtd. Notes
4.625%	07/15/23		34	$28,560
5.500%	05/01/22	(a)	209	186,533
Diamondback Energy, Inc.,
Gtd. Notes
7.625%	10/01/21	(a)	897	959,790
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
5.875%	05/28/45	(a)	150	132,375
Energy Transfer Equity LP,
Sr. Sec’d. Notes
5.875%	01/15/24		1,341	1,390,617
7.500%	10/15/20		303	341,633
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
4.150%	10/01/20		675	693,738
6.050%	06/01/41		100	98,154
9.000%	04/15/19		71	85,187
EP Energy LLC/Everest Acquisition Finance, Inc.,
Gtd. Notes
9.375%	05/01/20	(a)	945	1,009,921
Gtd. Notes, 144A
6.375%	06/15/23	(a)	317	317,793
Genesis Energy LP/Genesis Energy Finance Corp.,
Gtd. Notes
6.000%	05/15/23		325	325,163
Gulfport Energy Corp.,
Gtd. Notes
7.750%	11/01/20		333	348,817
Halcon Resources Corp.,
Gtd. Notes
8.875%	05/15/21		132	86,790
9.250%	02/15/22	(a)	208	134,680
Sec’d. Notes, 144A
8.625%	02/01/20	(a)	832	821,600
Hess Corp.,
Sr. Unsec’d. Notes
1.300%	06/15/17		225	223,842
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.000%	12/01/24		383	359,139
7.625%	04/15/21		831	864,240
Jones Energy Holdings LLC/Jones Energy Finance Corp.,
Gtd. Notes
6.750%	04/01/22		159	151,447
Kinder Morgan Energy Partners LP,
Gtd. Notes
3.500%	03/01/21		250	246,501
5.625%	09/01/41		300	281,339
Kinder Morgan, Inc.,
Gtd. Notes
3.050%	12/01/19		140	139,845
4.300%	06/01/25	(a)	790	762,660
5.550%	06/01/45		870	804,128
Gtd. Notes, MTN
7.750%	01/15/32		476	545,521

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Laredo Petroleum, Inc.,
Gtd. Notes
7.375%	05/01/22		284	$298,910
Linn Energy LLC/Linn Energy Finance Corp.,
Gtd. Notes
6.250%	11/01/19		210	164,325
7.750%	02/01/21		70	54,425
8.625%	04/15/20		62	50,853
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
5.150%	10/15/43		500	505,632
Marathon Oil Corp.,
Sr. Unsec’d. Notes
0.900%	11/01/15		600	599,851
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
4.750%	09/15/44		395	360,515
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.,
Gtd. Notes
4.500%	07/15/23		845	828,100
4.875%	06/01/25	(a)	810	791,775
Matador Resources Co.,
Gtd. Notes, 144A
6.875%	04/15/23		117	119,486
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
6.375%	01/30/23		359	332,075
6.500%	03/15/21		1,038	999,075
7.000%	03/31/24	(a)	2,309	2,213,754
Memorial Production Partners LP/Memorial Production Finance Corp.,
Gtd. Notes
6.875%	08/01/22		494	446,823
7.625%	05/01/21		131	124,777
Memorial Resource Development Corp.,
Gtd. Notes
5.875%	07/01/22		1,097	1,059,373
Newfield Exploration Co.,
Sr. Unsec’d. Notes
5.375%	01/01/26	(a)	108	106,920
Oasis Petroleum, Inc.,
Gtd. Notes
6.875%	01/15/23		243	239,963
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
3.500%	06/15/25		690	687,617
Offshore Group Investment Ltd.,
Sr. Sec’d. Notes
7.500%	11/01/19		227	139,605
Paramount Resources Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
6.875%	06/30/23		356	356,890
Parsley Energy LLC/Parsley Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.500%	02/15/22		525	532,712
PBF Logistics LP/PBF Logistics Finance Corp.,
Gtd. Notes, 144A
6.875%	05/15/23		128	128,640

SEE NOTES TO FINANCIAL STATEMENTS.

A90

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
PDC Energy, Inc.,
Gtd. Notes
7.750%	10/15/22			235	$245,575
Peabody Energy Corp.,
Gtd. Notes
6.000%	11/15/18	(a)		215	103,200
6.500%	09/15/20			390	132,600
7.875%	11/01/26			395	132,325
Petrobras Global Finance BV (Brazil),
Gtd. Notes
3.500%	02/06/17	(a)		1,100	1,088,153
4.750%	01/14/25		EUR	100	102,764
5.375%	01/27/21	(a)		300	288,540
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.875%	01/24/22	(a)		300	311,961
5.500%	01/21/21			100	108,450
6.375%	01/23/45			650	667,063
Gtd. Notes, 144A
4.500%	01/23/26			500	488,700
Phillips 66 Partners LP,
Sr. Unsec’d. Notes
3.605%	02/15/25			456	429,146
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
5.000%	02/01/21			400	435,157
PVR Partners LP/Penn Virginia Resource Finance Corp. II,
Gtd. Notes
6.500%	05/15/21			347	366,953
QEP Resources, Inc.,
Sr. Unsec’d. Notes
5.375%	10/01/22	(a)		233	225,008
Range Resources Corp.,
Gtd. Notes
5.000%	03/15/23	(a)		246	241,080
5.750%	06/01/21			107	109,943
Regency Energy Partners LP/Regency Energy Finance Corp.,
Gtd. Notes
4.500%	11/01/23			549	529,785
5.500%	04/15/23			277	281,931
Rose Rock Midstream LP/Rose Rock Finance Corp.,
Gtd. Notes
5.625%	07/15/22			269	262,947
Gtd. Notes, 144A
5.625%	11/15/23			195	188,663
Rosetta Resources, Inc.,
Gtd. Notes
5.875%	06/01/22	(a)		199	212,433
5.875%	06/01/24	(a)		204	219,810
RSP Permian, Inc.,
Gtd. Notes, 144A
6.625%	10/01/22			268	274,030
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.625%	04/15/23			283	282,026
5.750%	05/15/24	(a)		2,134	2,125,997
Sr. Sec’d. Notes, 144A
5.625%	03/01/25			909	899,910

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Sabine Pass LNG LP,
Sr. Sec’d. Notes
6.500%	11/01/20		347	$359,145
Sanchez Energy Corp.,
Gtd. Notes
6.125%	01/15/23	(a)	1,160	1,038,200
7.750%	06/15/21	(a)	147	146,265
SandRidge Energy, Inc.,
Gtd. Notes
7.500%	02/15/23		451	190,638
8.750%	01/15/20		531	286,740
Sec’d. Notes, 144A
8.750%	06/01/20		142	128,865
Seven Generations Energy Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
6.750%	05/01/23		168	167,580
8.250%	05/15/20		1,779	1,887,519
Shell International Finance BV (Netherlands),
Gtd. Notes
0.900%	11/15/16	(a)	1,500	1,503,140
2.125%	05/11/20	(a)	350	349,249
4.375%	05/11/45		500	493,536
SM Energy Co.,
Sr. Unsec’d. Notes
5.000%	01/15/24		152	144,020
5.625%	06/01/25		303	299,909
Sr. Unsec’d. Notes, 144A
6.125%	11/15/22		1,515	1,556,965
Southern California Gas Co.,
First Mortgage
3.750%	09/15/42		650	602,480
Southern Star Central Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	07/15/22		480	487,200
Statoil ASA (Norway),
Gtd. Notes
1.950%	11/08/18	(a)	500	502,643
2.750%	11/10/21		1,035	1,033,651
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.,
Gtd. Notes
5.500%	08/15/22		348	332,340
7.500%	07/01/21		291	304,823
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes, 144A
6.375%	04/01/23	(a)	164	170,560
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.250%	11/15/23		278	257,150
5.250%	05/01/23		348	344,520
6.375%	08/01/22		185	192,400
Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
Gtd. Notes, 144A
6.250%	10/15/22		507	524,745
Total Capital International SA (France),
Gtd. Notes
2.100%	06/19/19		800	804,947
Transocean, Inc.,
Gtd. Notes
3.000%	10/15/17		323	313,310

SEE NOTES TO FINANCIAL STATEMENTS.

A91

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
6.000%	03/15/18	(a)	438	$442,380
6.500%	11/15/20	(a)	185	171,356
Valero Energy Corp.,
Sr. Unsec’d. Notes
6.625%	06/15/37		600	677,647
Whiting Petroleum Corp.,
Gtd. Notes
5.750%	03/15/21		281	276,504
Gtd. Notes, 144A
6.250%	04/01/23		390	387,075
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.550%	06/24/24	(a)	150	145,363

				63,377,358

Paper & Forest Products
Clearwater Paper Corp.,
Gtd. Notes
4.500%	02/01/23		211	199,923

Pharmaceuticals — 1.0%
AbbVie, Inc.,
Sr. Unsec’d. Notes
1.200%	11/06/15		600	600,548
2.500%	05/14/20		320	316,717
3.600%	05/14/25		210	207,563
4.700%	05/14/45		260	255,745
Actavis Funding SCS,
Gtd. Notes
2.350%	03/12/18		890	894,698
3.450%	03/15/22		740	732,991
3.800%	03/15/25		175	171,906
3.850%	06/15/24		900	889,153
4.750%	03/15/45		115	109,486
AstraZeneca PLC (United Kingdom),
Sr. Unsec’d. Notes
6.450%	09/15/37		400	509,170
Baxalta, Inc.,
Gtd. Notes, 144A
2.875%	06/23/20		470	469,314
5.250%	06/23/45		115	115,627
Bayer US Finance LLC (Germany),
Gtd. Notes, 144A
1.500%	10/06/17		1,350	1,355,819
Capsugel SA,
Sr. Unsec’d. Notes, 144A, PIK
7.000%	05/15/19		162	164,854
DPx Holdings B.V.,
Sr. Unsec’d. Notes, 144A
7.500%	02/01/22		160	166,800
Endo Finance LLC & Endo Finco, Inc.,
Gtd. Notes, 144A
7.000%	12/15/20		97	101,850
7.250%	01/15/22		101	107,313
Endo Finance LLC/Endo Ltd.,
Gtd. Notes, 144A
6.000%	07/15/23		851	870,147
6.000%	02/01/25	(a)	1,247	1,267,264

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
GlaxoSmithKline Capital, Inc. (United Kingdom),
Gtd. Notes
0.700%	03/18/16			600	$600,931
Grifols Worldwide Operations Ltd. (Spain),
Gtd. Notes
5.250%	04/01/22			321	321,803
Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
Gtd. Notes, 144A
4.875%	04/15/20			214	217,756
5.500%	04/15/25			185	179,450
5.750%	08/01/22			455	465,237
Merck & Co., Inc.,
Sr. Unsec’d. Notes
3.700%	02/10/45			135	120,605
Novartis Capital Corp. (Switzerland),
Gtd. Notes
3.400%	05/06/24			1,100	1,116,232
4.400%	05/06/44	(a)		700	721,649
Par Pharmaceutical Cos., Inc.,
Gtd. Notes
7.375%	10/15/20			224	239,120
Pfizer, Inc.,
Sr. Unsec’d. Notes
4.300%	06/15/43			500	488,578
Valeant Pharmaceuticals International,
Gtd. Notes, 144A
6.375%	10/15/20			1,500	1,579,687
6.750%	08/15/21			120	125,100
7.000%	10/01/20			565	587,600
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
5.375%	03/15/20			1,086	1,121,295
5.500%	03/01/23			595	600,950
5.625%	12/01/21	(a)		829	847,653
5.875%	05/15/23	(a)		2,363	2,422,075
7.500%	07/15/21			160	172,200
Sr. Unsec’d. Notes, 144A
6.125%	04/15/25			1,784	1,835,290
Sr. Unsec’d. Notes, RegS
4.500%	05/15/23		EUR	275	296,896
Zoetis, Inc.,
Sr. Unsec’d. Notes
1.150%	02/01/16			400	400,088

					23,767,160

Professional Services
Verisk Analytics, Inc.,
Sr. Unsec’d. Notes
4.000%	06/15/25			900	881,374

Real Estate Investment Trusts (REITs) — 0.4%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
2.750%	01/15/20			600	593,898
American Tower Corp.,
Sr. Unsec’d. Notes
2.800%	06/01/20			1,200	1,183,325
3.400%	02/15/19			325	332,578
3.450%	09/15/21			400	398,072
5.000%	02/15/24			800	845,713

SEE NOTES TO FINANCIAL STATEMENTS.

A92

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (continued)
5.050%	09/01/20			200	$217,332
5.900%	11/01/21			200	225,290
Aroundtown Property Holdings PLC (Cyprus),
Sr. Sec’d. Notes
3.000%	12/09/21		EUR	200	207,385
Communications Sales & Leasing, Inc.,
Gtd. Notes, 144A
8.250%	10/15/23			519	509,917
Sr. Sec’d. Notes, 144A
6.000%	04/15/23			102	99,757
Crown Castle International Corp.,
Sr. Unsec’d. Notes
5.250%	01/15/23	(a)		817	822,923
ESH Hospitality, Inc.,
Gtd. Notes, 144A
5.250%	05/01/25			289	281,053
Felcor Lodging LP,
Gtd. Notes, 144A
6.000%	06/01/25			473	480,095
GEO Group, Inc. (The),
Gtd. Notes
5.125%	04/01/23			160	159,600
5.875%	01/15/22			375	390,000
5.875%	10/15/24			255	262,650
HCP, Inc.,
Sr. Unsec’d. Notes, MTN
6.700%	01/30/18			600	669,146
iStar Financial, Inc.,
Sr. Unsec’d. Notes
4.000%	11/01/17			135	132,637
5.000%	07/01/19			95	93,694
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A
5.000%	04/15/23			521	510,580
Simon Property Group LP,
Sr. Unsec’d. Notes
4.750%	03/15/42			300	308,485
5.650%	02/01/20			100	113,967
Weyerhaeuser Co.,
Sr. Unsec’d. Notes
6.950%	08/01/17			300	330,218

					9,168,315

Real Estate Management & Development — 0.1%
Crescent Resources LLC/Crescent Ventures, Inc.,
Sr. Sec’d. Notes, 144A
10.250%	08/15/17			798	846,877
Realogy Group LLC,
Sr. Sec’d. Notes, 144A
7.625%	01/15/20			1,082	1,145,838
Realogy Group LLC/Realogy Co-Issuer Corp.,
Gtd. Notes, 144A
5.250%	12/01/21	(a)		515	521,437
Rialto Holdings LLC/Rialto Corp.,
Gtd. Notes, 144A
7.000%	12/01/18			210	218,400

					2,732,552

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Road & Rail — 0.2%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.375%	09/01/42		300	$288,974
4.550%	09/01/44		535	526,611
Florida East Coast Holdings Corp.,
Sr. Sec’d. Notes, 144A
6.750%	05/01/19		405	406,013
JCH Parent, Inc.,
Sr. Unsec’d. Notes, 144A, PIK
10.500%	03/15/19		798	600,777
Jurassic Holdings III, Inc.,
Sec’d. Notes, 144A
6.875%	02/15/21	(a)	206	160,680
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
5.750%	01/15/16		325	333,575
XPO Logistics, Inc.,
Gtd. Notes, 144A
6.500%	06/15/22		864	845,640
Sr. Unsec’d. Notes, 144A
7.875%	09/01/19		295	315,237

				3,477,507

Semiconductors & Semiconductor Equipment — 0.1%
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes
7.000%	07/01/24		65	54,925
7.500%	08/15/22		105	92,663
Intel Corp.,
Sr. Unsec’d. Notes
3.300%	10/01/21		200	208,749
4.250%	12/15/42	(a)	300	281,788
KLA-Tencor Corp.,
Sr. Unsec’d. Notes
3.375%	11/01/19		170	174,622
Maxim Integrated Products, Inc.,
Sr. Unsec’d. Notes
2.500%	11/15/18		250	251,959
Micron Technology, Inc.,
Sr. Unsec’d. Notes, 144A
5.250%	01/15/24		780	736,613
5.500%	02/01/25		155	145,235
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
4.125%	06/15/20		492	495,690
5.750%	03/15/23		223	231,920
Sensata Technologies BV (Netherlands),
Gtd. Notes, 144A
5.000%	10/01/25		585	569,644
5.625%	11/01/24		140	144,900

				3,388,708

Software — 0.2%
Audatex North America, Inc.,
Gtd. Notes, 144A
6.125%	11/01/23		230	236,325
Avaya, Inc.,
Sec’d. Notes, 144A
10.500%	03/01/21	(a)	814	671,550

SEE NOTES TO FINANCIAL STATEMENTS.

A93

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Software (continued)
Sr. Sec’d. Notes, 144A
7.000%	04/01/19			575	$562,063
BMC Software Finance, Inc.,
Sr. Unsec’d. Notes, 144A
8.125%	07/15/21			151	122,310
Infor Software Parent LLC/Infor Software Parent, Inc.,
Gtd. Notes, 144A, PIK
7.125%	05/01/21	(a)		660	661,650
Infor US, Inc.,
Gtd. Notes, 144A
6.500%	05/15/22	(a)		1,037	1,055,147
Italics Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
7.125%	07/15/23	(a)		429	423,637
Nuance Communications, Inc.,
Gtd. Notes, 144A
5.375%	08/15/20			332	333,660
Open Text Corp. (Canada),
Gtd. Notes, 144A
5.625%	01/15/23			494	489,060
Sophia LP/Sophia Finance, Inc.,
Gtd. Notes, 144A
9.750%	01/15/19			195	207,187
SS&C Technologies Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
5.875%	07/15/23			252	254,520

					5,017,109

Specialty Retail — 0.4%
Advance Auto Parts, Inc.,
Gtd. Notes
4.500%	01/15/22			500	524,905
Asbury Automotive Group, Inc.,
Gtd. Notes
6.000%	12/15/24			248	257,920
AutoZone, Inc.,
Sr. Unsec’d. Notes
1.300%	01/13/17			725	726,201
2.500%	04/15/21			840	823,035
3.250%	04/15/25	(a)		650	627,654
CST Brands, Inc.,
Gtd. Notes
5.000%	05/01/23			244	242,780
Hema Bondco I BV (Netherlands),
Sr. Sec’d. Notes, RegS
6.250%	06/15/19		EUR	210	194,319
Hillman Group, Inc. (The),
Sr. Unsec’d. Notes, 144A
6.375%	07/15/22			216	204,120
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
5.875%	12/16/36			700	842,534
5.950%	04/01/41			300	365,188
Levi Strauss & Co.,
Sr. Unsec’d. Notes, 144A
5.000%	05/01/25			243	235,103
O’Reilly Automotive, Inc.,
Gtd. Notes
4.625%	09/15/21			200	219,753

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Specialty Retail (continued)
4.875%	01/14/21			400	$438,157
Penske Automotive Group, Inc.,
Gtd. Notes
5.375%	12/01/24			279	282,487
5.750%	10/01/22	(a)		683	710,320
Punch Taverns Finance B Ltd. (United Kingdom),
Sr. Sec’d. Notes
5.267%	03/30/24		GBP	32	47,421
5.943%	09/30/22		GBP	116	178,617
Punch Taverns Finance PLC (United Kingdom),
Sec’d. Notes, 144A
6.060%(c)	10/15/27		GBP	186	276,177
THOM Europe SAS (France),
Sr. Sec’d. Notes, RegS
7.375%	07/15/19		EUR	230	266,673
Unique Pub Finance Co. PLC (The) (United Kingdom),
Asset-Backed
5.659%	06/30/27		GBP	357	572,901
6.464%	03/30/32		GBP	100	139,839

					8,176,104

Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc.,
Sr. Unsec’d. Notes
2.500%	02/09/25			900	843,930
2.850%	05/06/21			1,400	1,420,577
3.200%	05/13/25	(a)		450	447,673
3.850%	05/04/43			300	273,054
4.375%	05/13/45	(a)		285	280,852
Hewlett-Packard Co.,
Sr. Unsec’d. Notes
2.750%	01/14/19			800	808,680
3.000%	09/15/16			400	408,126
NCR Corp.,
Gtd. Notes
6.375%	12/15/23			145	153,700
Project Homestake Merger Corp.,
Gtd. Notes, 144A
8.875%	03/01/23			626	607,220
Seagate HDD,
Gtd. Notes
4.750%	06/01/23			500	507,834
Seagate HDD Cayman,
Gtd. Notes
3.750%	11/15/18			800	834,027

					6,585,673

Textiles, Apparel & Luxury Goods
Springs Industries, Inc.,
Sr. Sec’d. Notes
6.250%	06/01/21			319	311,823
William Carter Co. (The),
Gtd. Notes
5.250%	08/15/21			150	153,750

					465,573

SEE NOTES TO FINANCIAL STATEMENTS.

A94

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Thrifts & Mortgage Finance
Radian Group, Inc.,
Sr. Unsec’d. Notes
5.250%	06/15/20			187	$186,065

Tobacco — 0.3%
Altria Group, Inc.,
Gtd. Notes
4.125%	09/11/15			500	502,819
5.375%	01/31/44	(a)		1,200	1,269,245
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
1.875%	01/15/19			575	574,086
4.125%	03/04/43			500	461,297
4.250%	11/10/44			600	564,183
Reynolds American, Inc.,
Gtd. Notes
1.050%	10/30/15			400	398,628
2.300%	06/12/18			330	332,467
3.250%	06/12/20	(a)		135	136,742
3.250%	11/01/22			300	288,947
4.000%	06/12/22			170	173,649
4.450%	06/12/25	(a)		255	259,799
4.850%	09/15/23			750	792,425
5.850%	08/15/45	(a)		585	613,604
6.150%	09/15/43	(a)		100	107,393
RJ Reynolds Tobacco Co.,
Gtd. Notes
6.875%	05/01/20			500	581,880

					7,057,164

Trading Companies & Distributors — 0.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands),
Gtd. Notes
4.625%	07/01/22			230	230,575
Gtd. Notes, 144A
5.000%	10/01/21			755	776,706
Aircastle Ltd.,
Sr. Unsec’d. Notes
5.125%	03/15/21			225	227,250
5.500%	02/15/22			145	147,991
7.625%	04/15/20			22	24,886
Ashtead Capital, Inc. (United Kingdom),
Sec’d. Notes, 144A
5.625%	10/01/24			340	340,850
HD Supply, Inc.,
Gtd. Notes
7.500%	07/15/20			2,967	3,137,603
Sec’d. Notes
11.000%	04/15/20			1,128	1,255,351
Sr. Sec’d. Notes, 144A
5.250%	12/15/21			1,730	1,753,787
International Lease Finance Corp.,
Sr. Unsec’d. Notes
4.625%	04/15/21			110	111,100
5.875%	08/15/22			730	788,400
Travis Perkins PLC (United Kingdom),
Gtd. Notes
4.375%	09/15/21		GBP	140	223,846

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Trading Companies & Distributors (continued)
United Rentals North America, Inc.,
Gtd. Notes
5.500%	07/15/25	(a)		348	$336,255
5.750%	11/15/24			689	678,665
6.125%	06/15/23	(a)		170	173,613
7.625%	04/15/22			19	20,567

					10,227,445

Transportation Infrastructure
Air Medical Merger Sub Corp.,
Sr. Unsec’d. Notes, 144A
6.375%	05/15/23			232	218,080
WFS Global Holding SAS (France),
Sr. Sec’d. Notes, RegS
9.500%	07/15/22		EUR	100	112,600

					330,680

Wireless Telecommunication Services — 0.5%
Digicel Group Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A
7.125%	04/01/22			369	350,439
Digicel Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A
6.000%	04/15/21			1,265	1,219,612
DigitalGlobe, Inc.,
Gtd. Notes, 144A
5.250%	02/01/21	(a)		125	122,344
Inmarsat Finance PLC (United Kingdom),
Gtd. Notes, 144A
4.875%	05/15/22			196	189,140
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28	(a)		350	301,000
8.750%	03/15/32			405	393,863
Sprint Communications, Inc.,
Gtd. Notes, 144A
7.000%	03/01/20			688	748,338
9.000%	11/15/18			231	260,859
Sr. Unsec’d. Notes
6.000%	12/01/16			427	438,743
Sprint Corp.,
Gtd. Notes
7.125%	06/15/24	(a)		991	919,252
7.625%	02/15/25	(a)		150	141,375
7.875%	09/15/23			1,696	1,654,109
Telecom Italia Capital SA (Italy),
Gtd. Notes
6.000%	09/30/34			620	603,328
T-Mobile USA, Inc.,
Gtd. Notes
6.000%	03/01/23			354	362,407
6.125%	01/15/22			73	75,373
6.375%	03/01/25			1,125	1,150,313
6.500%	01/15/24			522	538,965
6.633%	04/28/21			330	342,375
6.731%	04/28/22			155	161,587
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
1.250%	09/26/17	(a)		800	791,060

SEE NOTES TO FINANCIAL STATEMENTS.

A95

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Wireless Telecommunication Services (continued)
2.950%	02/19/23			600	$560,405

					11,324,887

TOTAL CORPORATE BONDS (cost $510,763,977)					503,933,652

FOREIGN GOVERNMENT BONDS — 0.3%
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond (Germany),
Bonds, TIPS
0.750%	04/15/18		EUR	175	216,310
Deutsche Bundesrepublik Inflation Linked Bond (Germany),
Bonds, TIPS
1.500%	04/15/16		EUR	5	6,538
Export-Import Bank of Korea (South Korea),
Sr. Unsec’d. Notes
2.375%	08/12/19			1,100	1,103,771
4.000%	01/29/21			100	106,478
Italy Buoni Poliennali del Tesoro (Italy),
Bonds, TIPS
2.100%	09/15/16		EUR	5	6,125
2.550%	09/15/41		EUR	65	88,753
Sr. Unsec’d. Notes, TIPS
2.600%	09/15/23		EUR	35	50,126
Sr. Unsec’d. Notes, TIPS, 144A
2.350%	09/15/24		EUR	565	698,496
Japanese Government CPI Linked Bond (Japan),
Sr. Unsec’d. Notes, TIPS
0.100%	09/10/24		JPY	66,400	581,507
Mexican Udibonos (Mexico),
Bonds
4.000%	06/13/19		MXN	1,000	363,411
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.600%	01/23/46	(a)		200	185,000
6.050%	01/11/40			494	560,690
Sr. Unsec’d. Notes, MTN
3.500%	01/21/21	(a)		475	484,500
4.750%	03/08/44			800	760,000
6.750%	09/27/34	(a)		500	627,500
New Zealand Government Bond (New Zealand),
Sr. Unsec’d. Notes
3.000%	09/20/30		NZD	784	598,418
Republic of Brazil (Brazil),
Sr. Unsec’d. Notes
5.000%	01/27/45			300	259,500
5.625%	01/07/41			200	191,000
Republic of Colombia (Colombia),
Sr. Unsec’d. Notes
4.000%	02/26/24	(a)		332	330,340
Spain Government Inflation Linked Bond (Spain),
Sr. Unsec’d. Notes, 144A
0.550%	11/30/19		EUR	250	282,829
Uruguay Government International (Uruguay),
Sr. Unsec’d. Notes
5.100%	06/18/50			60	57,150

TOTAL FOREIGN GOVERNMENT BONDS (cost $8,057,681)					7,558,442

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
MUNICIPAL BONDS — 0.2%
California — 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs
6.263%	04/01/49	100	$129,382
City of San Francisco CA Public Utilities Commission Water Revenue,
Revenue Bonds, BABs
6.000%	11/01/40	200	238,116
Los Angeles Unified School District,
General Obligation Unlimited, BABs
5.750%	07/01/34	150	177,101
Metropolitan Water District of Southern California,
Revenue Bonds, BABs
6.947%	07/01/40	200	236,870
State of California,
General Obligation Unlimited, BABs
7.550%	04/01/39	400	578,372

			1,359,841

Colorado
Denver City & County School District No 1,
Certificate Participation
4.242%	12/15/37	175	170,168

Florida
Florida Hurricane Catastrophe Fund Finance Corp.,
Revenue Bonds
1.298%	07/01/16	225	225,846

Illinois
Chicago Transit Authority,
Revenue Bonds
6.899%	12/01/40	100	113,658
State of Illinois,
General Obligation Unlimited, BABs
7.350%	07/01/35	200	218,142

			331,800

New Jersey — 0.1%
New Jersey State Turnpike Authority,
Revenue Bonds, BABs
7.414%	01/01/40	400	555,484

New York
City of New York,
General Obligation Unlimited, BABs
5.846%	06/01/40	215	261,442
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	200	191,458

			452,900

Ohio
American Municipal Power, Inc.,
Revenue Bonds, BABs
7.834%	02/15/41	100	138,297

Oregon
Oregon Department of Transportation,
Revenue Bonds, BABs
5.834%	11/15/34	200	244,204

SEE NOTES TO FINANCIAL STATEMENTS.

A96

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
MUNICIPAL BONDS (continued)
Texas
Dallas Area Rapid Transit,
Revenue Bonds, BABs
5.999%	12/01/44	200	$250,928

TOTAL MUNICIPAL BONDS (cost $3,777,687)			3,729,468

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.4%
Bear Stearns Asset-Backed Securities Trust,
Series 2004-AC2, Class 2A
5.000%	05/25/34	204	205,470
Citigroup Mortgage Loan Trust,
Series 2014-A, Class A, 144A
4.000%(c)	01/25/35	173	180,047
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-J8, Class 1A2
4.750%	11/25/19	90	91,703
Credit Suisse Mortgage Trust,
Series 2009-13R, Class 5A1, 144A
0.961%(c)	01/26/35	103	102,144
Fannie Mae Connecticut Avenue Securities,
Series 2014-C01, Class M1
1.785%(c)	01/25/24	580	583,488
Series 2014-C04, Class 1M1
2.135%(c)	11/25/24	1,090	1,098,206
Series 2015-C01, Class 1M1
1.685%(c)	02/25/25	1,444	1,445,687
Fannie Mae REMICS,
Series 2014-92, Class FB
0.500%(c)	01/25/45	1,982	1,981,269
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2014-HQ2, Class M1
1.635%(c)	09/25/24	478	479,891
Government National Mortgage Assoc.,
Series 2014-90, Class FA
0.579%(c)	10/20/38	1,746	1,758,849
RALI Trust,
Series 2004-QS4, Class A7
4.000%	03/25/34	56	56,818
Structured Agency Credit Risk Debt Notes,
Series 2013-DN2, Class M1
1.635%(c)	11/25/23	1,527	1,528,974

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $9,493,450)			9,512,546

U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.6%
Fannie Mae Interest Strip, Notes
3.577%(s)	05/15/29	780	481,484
Fannie Mae Principal Strip, Notes, MTN
3.498%(s)	03/23/28	250	163,245
3.838%(s)	05/15/30	1,720	1,016,738
Federal Farm Credit Banks
1.690%	04/09/20	6,000	5,956,716
2.000%	04/04/22	447	438,261
Federal Home Loan Banks
3.375%	12/08/23	500	527,634

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%	09/01/28		245	$263,418
5.375%	08/15/24		750	909,143
Federal Home Loan Mortgage Corp.
0.850%	05/18/17		500	500,193
1.020%	10/16/17		1,867	1,867,680
1.760%(c)	06/01/43		70	71,329
2.472%(c)	05/01/43		65	65,596
2.500%	TBA		3,550	3,591,047
2.508%(c)	08/01/43		24	24,423
3.000%	03/01/27-04/01/45		7,348	7,403,091
3.000%	TBA		950	983,487
3.000%	TBA		500	497,012
3.154%(c)	08/01/41		229	244,701
3.500%	03/01/32-07/01/43		3,392	3,508,136
3.500%	TBA		840	885,104
3.500%	TBA		6,000	6,172,500
4.000%	06/01/44		1,197	1,272,480
4.000%	TBA		1,200	1,257,516
4.000%	TBA		6,950	7,349,761
4.500%	06/01/38-01/01/42		3,203	3,487,261
4.500%	TBA		1,000	1,041,367
4.500%	TBA		700	755,902
5.000%	01/01/37-03/01/38		584	643,873
5.000%	TBA		400	417,672
5.500%	06/01/35-08/01/38		555	622,763
5.500%	TBA		1,900	2,129,336
6.000%	09/01/36		300	340,872
Federal National Mortgage Assoc.
1.000%	09/27/17		34	34,129
1.625%	01/21/20		500	499,307
1.912%(c)	04/01/43		121	124,626
1.928%(c)	05/01/43		455	469,426
2.065%(c)	06/01/43		223	226,015
2.485%(c)	08/01/42		305	315,155
2.497%(s)	10/09/19		3,500	3,196,648
2.500%	09/01/28-04/01/45		2,999	3,000,822
2.500%	TBA		3,200	3,238,764
2.625%	09/06/24	(a)	2,708	2,709,045
2.799%(c)	08/01/41		388	412,636
3.000%	01/01/27-05/01/45		13,426	13,494,343
3.000%	TBA		3,814	3,950,850
3.500%	05/01/32-05/01/43		14,072	14,566,771
3.500%	TBA		950	1,001,909
3.500%	TBA		18,701	19,272,464
4.000%	05/01/26-10/01/44		2,206	2,349,456
4.000%	TBA		1,000	1,048,906
4.000%	TBA		17,038	18,051,538
4.000%	TBA		3,000	3,171,410
4.500%	06/01/44		768	830,183
4.500%	TBA		800	833,467
4.500%	TBA		12,978	14,030,435
4.500%	TBA		3,000	3,238,594
5.000%	12/01/39-05/01/41		3,438	3,806,358
5.000%	TBA		400	418,046
5.000%	TBA		3,460	3,822,219
5.000%	TBA		1,500	1,655,507
5.500%	04/01/36-08/01/37		811	912,770

SEE NOTES TO FINANCIAL STATEMENTS.

A97

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.500%	TBA		500		$561,563
6.000%	03/01/34		2,918		3,337,102
6.320%	12/20/27		251		330,075
Financing Corp.
0.078%(s)	12/06/16		500		494,313
1.739%(s)	11/02/18		2,000		1,909,610
Government National Mortgage Assoc.
3.000%	05/15/43		442		447,326
3.000%	TBA		400		403,750
3.000%	TBA		7,500		7,570,898
3.500%	09/20/42-06/20/43		5,170		5,386,917
3.500%	TBA		800		829,938
3.500%	TBA		6,450		6,694,143
4.000%	12/15/40-11/20/44		4,901		5,195,748
4.000%	TBA		1,650		1,755,703
4.000%	TBA		1,400		1,483,645
4.500%	08/15/39-09/20/43		5,056		5,482,657
4.500%	TBA		1,000		1,085,781
5.000%	10/20/39		718		799,946
5.000%	TBA		2,000		2,213,077
5.000%	TBA		1,000		1,090,195
5.500%	07/20/40		1,207		1,358,094
6.000%	09/20/38-10/20/38		598		684,061
Resolution Funding Corp., Sr. Unsec’d. Notes
8.125%	10/15/19		500		632,739
Tennessee Valley Authority
5.880%	04/01/36		180		233,612

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $224,830,945)					225,552,433

U.S. TREASURY OBLIGATIONS — 4.5%
U.S. Treasury Bonds
3.375%	05/15/44		1,000		1,050,391
6.250%	05/15/30		—	(r)	144
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/16-07/15/24		32,158		33,268,665
0.250%	01/15/25		11,550		11,316,006
0.375%	07/15/23		1,980		2,020,122
0.625%	07/15/21-02/15/43		3,378		3,359,536
0.750%	02/15/42-02/15/45		2,338		2,205,911
1.125%	01/15/21		1,805		2,064,830
1.250%	07/15/20		760		882,176
1.375%	07/15/18-02/15/44		2,045		2,325,124
1.750%	01/15/28		1,200		1,535,128
2.000%	01/15/26	(k)	790		1,081,010
2.125%	02/15/40-02/15/41		1,283		1,724,610
2.375%	01/15/25-01/15/27		2,630		3,826,025
2.500%	07/15/16-01/15/29		819		1,111,543
3.375%	04/15/32		100		187,892
3.625%	04/15/28		720		1,434,948
3.875%	04/15/29		900		1,834,553
U.S. Treasury Notes
1.125%	03/31/20		3,569		3,491,485
1.375%	07/31/18		27,512		27,787,120
U.S. Treasury Strip Coupon
2.045%(s)	05/15/25		3,420		2,669,854

TOTAL U.S. TREASURY OBLIGATIONS (cost $105,358,412)					105,177,073

		Value (Note 2)
TOTAL LONG-TERM INVESTMENTS (cost $1,701,135,519)		$1,723,517,449

	Shares
SHORT-TERM INVESTMENTS — 37.0%
AFFILIATED MONEY MARKET MUTUAL FUND — 37.0%
Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund (cost $865,082,843; includes $196,907,836 of cash collateral received for securities on loan)(b)(w)(Note 4)	865,082,843	865,082,843

	Counterparty	Notional Amount (000)#
OPTIONS PURCHASED*
Call Options
10 Year U.S. Treasury Notes Futures,
expiring 08/21/15, Strike Price $128.50			15	6,328
20 Year U.S. Treasury Bonds Futures,
expiring 07/24/15, Strike Price $151.00			15	12,938
Currency Option AUD vs USD,
expiring 08/13/15, @ FX Rate 0.82	BNP Paribas	AUD	6	497
Currency Option GBP vs USD,
expiring 07/10/15, @ FX Rate 1.61	Citigroup Global Markets	GBP	3	443
Currency Option USD vs CAD,
expiring 07/02/15, @ FX Rate 1.28	Citigroup Global Markets		18	13
Interest Rate Swap Options,
Receive a fixed rate of 2.10% and pay a floating rate based on 3-month LIBOR, expiring 02/12/16	Deutsche Bank AG		26	33,777

				53,996

Put Options
10 Year U.S. Treasury Notes Futures,
expiring 07/24/15, Strike Price $125.50			6	5,250
90 Day Euro Dollar Futures,
expiring 07/10/15, Strike Price $98.50			3	356
expiring 08/14/15, Strike Price $98.50			70	875
expiring 07/10/15, Strike Price $98.75			143	2,850
Currency Option AUD vs JPY,
expiring 07/17/15, @ FX Rate 92.50	Barclays Capital Group	AUD	15	5,657
Currency Option AUD vs USD,
expiring 08/28/15, @ FX Rate 0.75	BNP Paribas	AUD	6	5,023

SEE NOTES TO FINANCIAL STATEMENTS.

A98

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

	Counterparty	Notional Amount (000)#		Value (Note 2)
OPTIONS PURCHASED* (continued)
Put Options (continued)
expiring 07/06/15, @ FX Rate 0.76	Maybank	AUD	12	$213
expiring 08/13/15, @ FX Rate 0.78	Deutsche Bank AG	AUD	6	8,846
Currency Option CAD vs JPY,
expiring 07/17/15, @ FX Rate 98.50	Deutsche Bank AG	CAD	14	14,120
Currency Option CHF vs SEK,
expiring 08/28/15, @ FX Rate 8.25	JPMorgan Chase	CHF	5	435
Currency Option GBP vs USD,
expiring 07/10/15, @ FX Rate 1.54	Citigroup Global Markets	GBP	3	455
Currency Option USD vs CAD,
expiring 07/02/15, @ FX Rate 1.22	Citigroup Global Markets		18	6
Currency Option USD vs NOK,
expiring 07/15/15, @ FX Rate 7.00	Bank of America		9	5
Currency Option USD vs SEK,
expiring 08/28/15, @ FX Rate 7.80	UBS AG		9	2,549
Interest Rate Swap Options,
Pay a fixed rate of 2.10% and receive a floating rate based on 3-month LIBOR, expiring 02/12/16	Deutsche Bank AG		26	33,434
Pay a fixed rate of 2.75% and receive a floating rate based on 3-month LIBOR, expiring 01/15/16	Deutsche Bank AG		12	21,385
Pay a fixed rate of 2.85% and receive a floating rate based on 3-month LIBOR, expiring 09/04/15	Deutsche Bank AG		18	7,187
Pay a fixed rate of 2.85% and receive a floating rate based on 3-month LIBOR, expiring 09/04/15	Deutsche Bank AG		9	3,594
Pay a fixed rate of 2.85% and receive a floating rate based on 3-month LIBOR, expiring 09/16/15	Deutsche Bank AG		9	4,342
Pay a fixed rate of 2.95% and receive a floating rate based on 3-month LIBOR, expiring 01/15/16	Deutsche Bank AG		4	22,091
Pay a fixed rate of 3.35% and receive a floating rate based on 3-month LIBOR, expiring 01/15/16	Deutsche Bank AG		8	18,516

	Counterparty	Notional Amount (000)#	Value (Note 2)
OPTIONS PURCHASED* (continued)
Put Options (continued)
Pay a fixed rate of 3.75% and receive a floating rate based on 3-month LIBOR, expiring 01/15/16	Deutsche Bank AG	14	$11,213

			168,402

TOTAL OPTIONS PURCHASED (cost $248,862)			222,398

TOTAL SHORT-TERM INVESTMENTS (cost $865,331,705)			865,305,241

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 110.6% (cost $2,566,467,224)			2,588,822,690

Interest Rate	Maturity Date	Principal Amount (000)#
SECURITIES SOLD SHORT — (0.4)%
U.S. GOVERNMENT AGENCY OBLIGATIONS
Federal National Mortgage Assoc.
3.000%	TBA	7,108	(7,081,136)
Government National Mortgage Assoc.
4.500%	TBA	1,150	(1,240,023)

TOTAL SECURITIES SOLD SHORT (proceeds received $8,278,023)			(8,321,159)

	Counterparty	Notional Amount (000)#
OPTIONS WRITTEN*
Call Options
10 Year U.S. Treasury Notes Futures,
expiring 07/24/15, Strike Price $128.00			2	(531)
expiring 08/21/15, Strike Price $130.50			15	(2,578)
Currency Option AUD vs USD,
expiring 08/13/15, @ FX Rate 0.82	Deutsche Bank AG	AUD	6	(512)
expiring 10/29/15, @ FX Rate 0.80	BNP Paribas	AUD	6	(4,757)
Currency Option CHF vs SEK,
expiring 08/28/15, @ FX Rate 9.75	JPMorgan Chase	CHF	11	(1,658)
Currency Option EUR vs USD,
expiring 08/03/15, @ FX Rate 1.15	Deutsche Bank AG	EUR	4	(2,308)
expiring 08/06/15, @ FX Rate 1.16	Deutsche Bank AG	EUR	4	(2,035)

SEE NOTES TO FINANCIAL STATEMENTS.

A99

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

	Counterparty	Notional Amount (000)#		Value (Note 2)
OPTIONS WRITTEN* (continued)
Call Options (continued)
Currency Option USD vs JPY,
expiring 10/30/15, @ FX Rate 126.50	Barclays Capital Group		5	$—
expiring 10/30/15, @ FX Rate 126.50	Deutsche Bank AG		5	(3,771)
Interest Rate Swap Options,
Pay a fixed rate of 1.70% and receive a floating rate based on 3-month LIBOR, expiring 12/22/15	UBS AG	EUR	4	(102)
Pay a fixed rate of 1.90% and receive a floating rate based on 3-month LIBOR, expiring 02/13/17	Deutsche Bank AG		10	(9,496)
Pay a fixed rate of 2.10% and receive a floating rate based on 3-month LIBOR, expiring 03/06/17	Deutsche Bank AG		3	(3,907)
Pay a fixed rate of 2.10% and receive a floating rate based on 3-month LIBOR, expiring 03/16/17	Deutsche Bank AG		3	(4,012)

				(35,667)

Put Options
Currency Option AUD vs USD,
expiring 08/07/15, @ FX Rate 0.78	Maybank	AUD	6	(8,846)
Currency Option USD vs JPY,
expiring 10/30/15, @ FX Rate 113.50	Barclays Capital Group		5	(1,243)
expiring 10/30/15, @ FX Rate 113.50	Deutsche Bank AG		5	(1,472)
Interest Rate Swap Options,
Receive a fixed rate of 1.70% and pay a floating rate based on 3-month LIBOR, expiring 12/22/15	UBS AG	EUR	4	(102)
Receive a fixed rate of 2.55% and pay a floating rate based on 3-month LIBOR, expiring 01/15/16	Deutsche Bank AG		4	(42,985)
Receive a fixed rate of 2.90% and pay a floating rate based on 3-month LIBOR, expiring 02/13/17	Deutsche Bank AG		10	(38,062)

	Counterparty	Notional Amount (000)#	Value (Note 2)
OPTIONS WRITTEN* (continued)
Put Options (continued)
Receive a fixed rate of 2.10% and pay a floating rate based on 3-month LIBOR, expiring 03/06/17	Deutsche Bank AG	6	$(7,945)
Receive a fixed rate of 3.10% and pay a floating rate based on 3-month LIBOR, expiring 03/06/17	Deutsche Bank AG	3	(9,553)
Receive a fixed rate of 3.10% and pay a floating rate based on 3-month LIBOR, expiring 03/06/17	Deutsche Bank AG	6	(18,748)
Receive a fixed rate of 3.10% and pay a floating rate based on 3-month LIBOR, expiring 03/06/17	Deutsche Bank AG	3	(9,218)

			(138,174)

TOTAL OPTIONS WRITTEN (premiums received $247,599)			(173,841)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 110.2% (cost $2,557,941,602)			2,580,327,690
Liabilities in excess of other assets(x) — (10.2)%			(239,262,407)

NET ASSETS — 100.0%			$2,341,065,283

SEE NOTES TO FINANCIAL STATEMENTS.

A100

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $192,539,557; cash collateral of $196,907,836 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2015.

(d)	Post maturity date.
(g)	Indicates a security that has been deemed illiquid.

(i)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(p)	Interest rate not available as of June 30, 2015.

(r)	Less than $500 par.

(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts outstanding at June 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2015	Unrealized Appreciation (Depreciation)(1)
Long Positions:
145	90 Day Euro Dollar	Sep. 2016	$35,823,862	$35,833,125	$9,263
122	2 Year U.S. Treasury Notes	Sep. 2015	26,681,047	26,710,376	29,329
1,409	3 Year Australian Treasury Bonds	Sep. 2015	329,376,357	329,570,393	194,036
84	5 Year Euro-Bobl	Sep. 2015	12,076,802	12,134,853	58,051
75	5 Year U.S. Treasury Notes	Sep. 2015	8,887,684	8,944,336	56,652
284	10 Year Australian Treasury Bonds	Sep. 2015	207,131,015	207,253,935	122,920
400	10 Year U.K. Gilt	Sep. 2015	72,680,614	72,735,843	55,229
664	10 Year U.S. Treasury Notes	Sep. 2015	84,337,333	83,778,126	(559,207)
19	20 Year U.S. Treasury Bonds	Sep. 2015	2,897,643	2,866,031	(31,612)
2	30 Year Euro BUXL	Sep. 2015	361,524	331,423	(30,101)
118	30 Year U.S. Ultra Treasury Bonds	Sep. 2015	18,384,480	18,179,375	(205,105)
166	ASX SPI 200 Index	Sep. 2015	17,553,025	17,280,860	(272,165)
496	British Pound Currency	Sep. 2015	48,099,600	48,747,500	647,900
327	Canadian Dollar Currency	Sep. 2015	26,624,610	26,153,460	(471,150)
1,962	Euro STOXX 50	Sep. 2015	75,151,508	75,156,993	5,485
461	FTSE 100 Index	Sep. 2015	48,174,148	47,038,747	(1,135,401)
588	Japanese Yen Currency	Sep. 2015	59,979,675	60,141,375	161,700
772	NASDAQ 100 E-Mini Index	Sep. 2015	68,739,652	67,785,460	(954,192)
613	Nikkei 225 Index	Sep. 2015	102,727,614	101,327,695	(1,399,919)
934	S&P 500 E-Mini	Sep. 2015	44,631,190	44,803,980	172,790
20	S&P 500 E-Mini	Sep. 2015	2,084,750	2,054,400	(30,350)
168	S&P/TSX 60 Index	Sep. 2015	23,000,925	22,702,194	(298,731)
129	Swiss Franc Currency	Sep. 2015	17,364,351	17,289,225	(75,126)

					(3,949,704)

Short Positions:
5	90 Day Euro Dollar	Dec. 2015	1,238,500	1,243,313	(4,813)
145	90 Day Euro Dollar	Sep. 2017	35,574,650	35,564,875	9,775
29	90 Day Euro Dollar	Dec. 2017	7,099,722	7,102,100	(2,378)
4	5 Year Euro-Bobl	Sep. 2015	580,570	577,850	2,720
2,516	5 Year U.S. Treasury Notes	Sep. 2015	300,166,491	300,052,658	113,833
42	10 Year Euro-Bund	Sep. 2015	7,050,904	7,117,216	(66,312)
4	10 Year Japanese Bonds	Sep. 2015	4,774,033	4,803,530	(29,497)
2	10 Year U.K. Gilt	Sep. 2015	360,537	363,679	(3,142)
21	30 Year U.S. Ultra Treasury Bonds	Sep. 2015	3,340,477	3,235,313	105,164
414	Euro Currency	Sep. 2015	58,636,709	57,732,300	904,409
1	Euro-BTP Italian Government Bond	Sep. 2015	148,424	145,165	3,259
32	Russell 2000 Mini Index	Sep. 2015	4,036,320	4,001,280	35,040
1,115	S&P 500 E-Mini	Sep. 2015	116,882,596	114,532,800	2,349,796

					3,417,854

					$(531,850)

(1)	Cash of $40,185,805 and U.S. Treasury Obligation with a market value of $69,786 have been segregated with Goldman Sachs & Co. to cover requirement for open contracts at June 30, 2015.

SEE NOTES TO FINANCIAL STATEMENTS.

A101

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2015:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 08/17/15	Barclays Capital Group	AUD	155	$118,220	$119,263	$1,043
Expiring 08/17/15	Commonwealth Bank of Australia	AUD	150	115,200	115,416	216
British Pound,
Expiring 07/21/15	Toronto Dominion	GBP	575	900,666	903,329	2,663
Canadian Dollar,
Expiring 07/06/15	Barclays Capital Group	CAD	327	265,000	261,912	(3,088)
Expiring 07/06/15	Deutsche Bank AG	CAD	537	435,000	429,938	(5,062)
Expiring 07/22/15	Citigroup Global Markets	CAD	358	288,423	286,139	(2,284)
Expiring 07/22/15	Deutsche Bank AG	CAD	358	288,384	286,140	(2,244)
Euro,
Expiring 07/06/15	Goldman Sachs & Co.	EUR	119	132,936	132,678	(258)
Expiring 07/21/15	Barclays Capital Group	EUR	249	272,159	277,678	5,519
Expiring 07/21/15	Goldman Sachs & Co.	EUR	600	667,778	669,104	1,326
Expiring 07/21/15	Goldman Sachs & Co.	EUR	425	486,042	473,948	(12,094)
Expiring 07/21/15	Goldman Sachs & Co.	EUR	333	375,587	371,353	(4,234)
Expiring 07/21/15	Goldman Sachs & Co.	EUR	299	333,871	333,436	(435)
Expiring 07/21/15	Goldman Sachs & Co.	EUR	181	203,549	201,847	(1,702)
Expiring 07/21/15	Hong Kong & Shanghai Bank	EUR	94	106,704	104,826	(1,878)
Expiring 07/21/15	JPMorgan Chase	EUR	300	326,297	334,552	8,255
Expiring 07/21/15	Standard Chartered PLC	EUR	152	171,455	169,507	(1,948)
Expiring 07/21/15	State Street Bank	EUR	107	120,163	119,323	(840)
Expiring 07/21/15	State Street Bank	EUR	100	109,800	111,518	1,718
Japanese Yen,
Expiring 09/15/15	Hong Kong & Shanghai Bank	JPY	16,842	136,589	137,758	1,169
Mexican Peso,
Expiring 09/15/15	Citigroup Global Markets	MXN	3,568	230,847	225,757	(5,090)

				$6,084,670	$6,065,422	(19,248)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 08/17/15	Barclays Capital Group	AUD	155	$119,614	$119,263	$351
British Pound,
Expiring 07/21/15	Barclays Capital Group	GBP	6,186	9,146,435	9,718,248	(571,813)
Expiring 07/21/15	State Street Bank	GBP	45	68,707	70,695	(1,988)
Canadian Dollar,
Expiring 07/06/15	Bank of America	CAD	427	350,000	341,945	8,055
Expiring 07/06/15	Deutsche Bank AG	CAD	427	350,000	341,962	8,038
Expiring 07/21/15	Royal Bank of Scotland	CAD	6,325	5,163,181	5,062,547	100,634
Euro,
Expiring 07/06/15	UBS AG	EUR	1,224	1,343,793	1,364,691	(20,898)
Expiring 07/21/15	Bank of America	EUR	254	284,442	283,254	1,188
Expiring 07/21/15	UBS AG	EUR	18,981	20,428,683	21,167,103	(738,420)
Expiring 08/05/15	UBS AG	EUR	1,105	1,238,090	1,232,529	5,561
Japanese Yen,
Expiring 07/06/15	Bank of America	JPY	35,965	290,455	293,886	(3,431)
Expiring 07/06/15	UBS AG	JPY	35,965	289,639	293,886	(4,247)
Expiring 07/22/15	Citigroup Global Markets	JPY	35,379	288,423	289,163	(740)
Expiring 07/22/15	Deutsche Bank AG	JPY	35,375	288,384	289,124	(740)
Expiring 08/05/15	Hong Kong & Shanghai Bank	JPY	35,965	292,753	293,994	(1,241)
Expiring 08/05/15	UBS AG	JPY	35,965	293,814	293,995	(181)
Mexican Peso,
Expiring 07/21/15	Commonwealth Bank of Australia	MXN	6,354	423,515	403,621	19,894

SEE NOTES TO FINANCIAL STATEMENTS.

A102

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2015 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
New Zealand Dollar,
Expiring 07/21/15	Hong Kong & Shanghai Bank	NZD	98	$69,704	$66,280	$3,424
Expiring 07/21/15	Hong Kong & Shanghai Bank	NZD	46	32,069	31,111	958
Expiring 07/21/15	JPMorgan Chase	NZD	735	547,783	497,097	50,686

				$41,309,484	$42,454,394	(1,144,910)

						$(1,164,158)

Interest rate swap agreements outstanding at June 30, 2015:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	Over-the-counter swap agreements:
EUR	485	11/19/15	0.000%	CPTFEMU(1)	$5	$1,013	$(1,008)	Deutsche Bank AG
	7,868	02/05/20	1.728%	USCPIU(1)	23,080	—	23,080	JPMorgan Chase
	7,867	03/11/20	1.750%	USCPIU(1)	52,102	—	52,102	Deutsche Bank AG

					$75,187	$1,013	$74,174

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2015	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
2,232	05/12/20	1.630%	3 Month LIBOR(2)	$—	$(7,811)	$(7,811)
5,859	05/19/20	1.597%	3 Month LIBOR(2)	—	(32,853)	(32,853)
50	04/24/45	2.423%	3 Month LIBOR(1)	—	5,160	5,160
50	04/24/45	2.421%	3 Month LIBOR(1)	—	5,185	5,185
50	04/24/45	2.391%	3 Month LIBOR(1)	—	5,499	5,499
50	04/24/45	2.380%	3 Month LIBOR(1)	—	5,612	5,612
599	05/12/45	2.655%	3 Month LIBOR(1)	—	33,381	33,381
1,293	05/19/45	2.683%	3 Month LIBOR(1)	—	65,310	65,310
11,200	06/15/22	2.243%	3 Month LIBOR(1)	—	(98,513)	(98,513)
3,300	06/22/22	2.150%	3 Month LIBOR(1)	—	(6,950)	(6,950)
200	02/25/25	2.800%	3 Month LIBOR(1)	—	(8,475)	(8,475)
20,509	06/29/25	3.305%	3 Month LIBOR(1)	—	(67,114)	(67,114)
100	02/15/40	3.065%	3 Month LIBOR(1)	—	(4,109)	(4,109)
100	02/15/40	3.046%	3 Month LIBOR(1)	—	(3,760)	(3,760)
975	05/14/44	3.455%	3 Month LIBOR(2)	—	(108,132)	(108,132)

				$—	$(217,570)	$(217,570)

(1)	Portfolio pays the fixed rate and receives the floating rate.
(2)	Portfolio pays the floating rate and receives the fixed rate.

Credit default swap agreements outstanding at June 30, 2015:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(2)	Value at Trade Date	Value at June 30, 2015(4)	Unrealized Depreciation
Exchange-traded credit default swaps on credit indices—Sell Protection(1):
CDX.NA.HY.24.V1	06/20/20	5.000%	15,256	$1,009,205	$977,721	$(31,484)

SEE NOTES TO FINANCIAL STATEMENTS.

A103

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(2)	Implied Credit Spread at June 30, 2015(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues—Sell Protection(1):
CCO Holdings LLC	09/20/17	8.000%	300	*	$47,348	$—	$47,348	Deutsche Bank AG

Cash of $1,809,795 has been segregated with Barclays Capital Group to cover requirement for open exchange-traded interest rate and credit default swap contracts as of June 30, 2015.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*	Fair value of credit default swap agreement is based on price obtained from independent pricing service which used information provided by market dealers. No implied credit spread is utilized in determining such fair value.

Total return swap agreements outstanding at June 30, 2015:

Counterparty	Termination Date	Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Bank of America	09/10/15	KRW	13,250,000	Pay or receive amounts based on the market value fluctuation of the KOSPI 200 Index Futures	$(51,099)	$—	$(51,099)
Bank of America	07/15/15	TWD	3,360	Pay or receive amounts based on the market value fluctuation of the TAIEX Index Futures	45,745	—	45,745
Citigroup Global Markets	06/22/16		142	Pay fixed payments on the SPGCENP Index and receive variable payments based on the 1 Month LIBOR +0bps	(92,115)	—	(92,115)
Deutsche Bank AG	11/16/15		100	Pay fixed payments on the RMS G Index and receive variable payments based on the 1 Month LIBOR +39bps	(3,230,326)	—	(3,230,326)
Deutsche Bank AG	01/22/16		44	Pay fixed payments on the RMS G Index and receive variable payments based on the 3 Month LIBOR +35bps	(6,334,077)	—	(6,334,077)

SEE NOTES TO FINANCIAL STATEMENTS.

A104

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
JPMorgan Chase	09/05/15	944	Pay fixed payments on the BCOM Index and receive variable payments based on the 1 Month U.S. Treasury Bill Rate	$2,306,501	$—	$2,306,501

				$(7,355,371)	$—	$(7,355,371)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$392,562,582	$96,912,447	$—
Exchange Traded Funds	177,103,770	—	—
Preferred Stocks	4,950,282	22,240,960	4,275,015
Asset-Backed Securities
Collateralized Loan Obligations	—	7,038,325	—
Non-Residential Mortgage-Backed Securities	—	47,226,063	1,810,303
Residential Mortgage-Backed Securities	—	7,951,070	—
Bank Loans	—	25,171,116	437,410
Commercial Mortgage-Backed Securities	—	76,393,465	463,485
Convertible Bonds	—	3,517,542	—
Corporate Bonds	—	502,130,005	1,803,647
Foreign Government Bonds	—	7,558,442	—
Municipal Bonds	—	3,729,468	—
Residential Mortgage-Backed Securities	—	9,512,546	—
U.S. Government Agency Obligations	—	225,552,433	—
U.S. Treasury Obligations	—	105,177,073	—
Affiliated Money Market Mutual Fund	865,082,843	—	—
Options Purchased	28,597	193,801	—
Short Sales—U.S. Government Agency Obligations	—	(8,321,159)	—
Options Written	(3,109)	(170,732)	—
Other Financial Instruments*
Futures	(531,850)	—	—
Foreign Forward Currency Contracts	—	(1,164,158)	—
Over-the-counter interest rate swaps	—	75,187	—
Exchange-traded interest rate swaps	—	(217,570)	—
Over-the-counter credit default swaps	—	47,348	—
Exchange-traded credit default swaps	—	(31,484)	—
Total Return Swaps	—	(7,355,371)	—

Total	$1,439,193,115	$1,123,166,817	$8,789,860

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2015 were as follows:

Affiliated Money Market Mutual Fund (8.4% represents investments purchased with collateral from securities on loan)	37.0%
U.S. Government Agency Obligations	9.6

Exchange Traded Funds	7.6%
Banks	5.4
U.S. Treasury Obligations	4.5
Oil, Gas & Consumable Fuels	3.8
Commercial Mortgage-Backed Securities	3.3
Pharmaceuticals	2.9
Media	2.5
Health Care Providers & Services	2.2

SEE NOTES TO FINANCIAL STATEMENTS.

A105

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Non-Residential Mortgage-Backed Securities	2.1%
Technology Hardware, Storage & Peripherals	1.4
Internet Software & Services	1.3
Insurance	1.3
Diversified Telecommunication Services	1.3
Consumer Finance	1.3
Capital Markets	1.1
Specialty Retail	1.1
Hotels, Restaurants & Leisure	1.1
Aerospace & Defense	0.9
Wireless Telecommunication Services	0.9
Tobacco	0.8
IT Services	0.8
Food & Staples Retailing	0.8
Residential Mortgage-Backed Securities	0.7
Biotechnology	0.7
Communications Equipment	0.7
Trading Companies & Distributors	0.7
Metals & Mining	0.7
Chemicals	0.6
Automobiles	0.6
Software	0.6
Diversified Financial Services	0.6
Semiconductors & Semiconductor Equipment	0.6
Health Care Equipment & Supplies	0.5
Energy Equipment & Services	0.5
Auto Components	0.5
Electric Utilities	0.5
Real Estate Investment Trusts (REITs)	0.4
Air Freight & Logistics	0.4
Commercial Services & Supplies	0.4
Diversified Consumer Services	0.4
Beverages	0.4
Industrial Conglomerates	0.3

Machinery	0.3%
Foreign Government Bonds	0.3
Food Products	0.3
Airlines	0.3
Collateralized Loan Obligations	0.3
Road & Rail	0.3
Construction & Engineering	0.3
Electronic Equipment, Instruments & Components	0.2
Containers & Packaging	0.2
Paper & Forest Products	0.2
Multiline Retail	0.2
Household Durables	0.2
Health Care Technology	0.2
Building Products	0.2
Independent Power & Renewable Electricity Producers	0.2
Municipal Bonds	0.2
Transportation Infrastructure	0.1
Real Estate Management & Development	0.1
Household Products	0.1
Multi-Utilities	0.1
Construction Materials	0.1
Thrifts & Mortgage Finance	0.1
Textiles, Apparel & Luxury Goods	0.1
Internet & Catalog Retail	0.1
Marine	0.1
U.S. Government Agency Obligations	(0.4)

110.2
Liabilities in excess of other assets	(10.2)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, interest rate risk, equity risk and foreign exchange. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2015 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$760,231	*	Due from/to broker-variation margin futures	$932,167	*
Interest rate contracts	Unrealized appreciation on over-the-counter swap agreements	75,182		Unrealized depreciation on over-the-counter swap agreements	1,008
Interest rate contracts	Due from/to broker-variation margin swaps	120,147	*	Due from/to broker-variation margin swaps	337,717	*
Interest rate contracts	Premiums paid for swap agreements	1,013		Written options outstanding, at value	147,239
Interest rate contracts	Unaffiliated investments	184,136		-	—
Foreign exchange contracts	Unaffiliated investments	38,262		Written options outstanding, at value	26,602
Foreign exchange contracts	Unrealized appreciation on foreign currency forward contracts	220,698		Unrealized depreciation on foreign currency forward contracts	1,384,856
Foreign exchange contracts	Due from/to broker-variation margin futures	1,714,009	*	Due from/to broker-variation margin futures	546,276	*
Credit contracts	Unrealized appreciation on over-the-counter swap agreements	47,348		Due from/to broker-variation margin swaps	31,484	*

SEE NOTES TO FINANCIAL STATEMENTS.

A106

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Due from/to broker-variation margin futures	$2,563,111	*	Due from/to broker-variation margin futures	$4,090,758	*
Equity contracts	Unrealized appreciation on over-the-counter swap agreements	2,352,246		Unrealized depreciation on over-the-counter swap agreements	9,707,617

Total		$8,076,383			$17,205,724

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures and exchange-trade swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Futures	Options Written	Swaps	Forward Currency Contracts(2)	Total
Interest rate contracts	$(68,967)	$(6,088,854)	$21,270	$(12,565,879)	$—	$(18,702,430)
Foreign exchange contracts	(173,674)	13,142,755	104,073	—	5,697,420	18,770,574
Credit contracts	—	—	—	403,084	—	403,084
Equity contracts	—	29,537,354	—	(6,215,796)	—	23,321,558

Total	$(242,641)	$36,591,255	$125,343	$(18,378,591)	$5,697,420	$23,792,787

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Futures	Options Written	Swaps	Forward Currency Contracts(4)	Total
Interest rate contracts	$(3,219)	$893,515	$25,208	$608,421	$—	$1,523,925
Foreign exchange contracts	(50,280)	(1,906,058)	40,952	—	(3,111,323)	(5,026,709)
Credit contracts	—	—	—	(41,604)	—	(41,604)
Equity contracts	—	(5,856,423)	—	(4,806,317)	—	(10,662,740)

Total	$(53,499)	$(6,868,966)	$66,160	$(4,239,500)	$(3,113,323)	$(14,207,128)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

(2)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

(4)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

For the six months ended June 30, 2015, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Futures Contracts - Long Positions(2)	Futures Contracts - Short Positions(2)	Cross currency exchange contracts(2)	Forward Foreign Currency Exchange Contracts - Purchased(3)	Forward Foreign Currency Exchange Contracts - Sold(3)	Options Written(4)	Interest Rate Swap Agreements(4)	Credit Default Swap Agreements - Sell Protection(4)	Total Return Swap Agreements(4)
$167,295	$1,095,888,419	$595,674,174	$18,841	$5,267,265	$47,399,910	$131	$47,751	$24,435	$10,990

(1)	Cost.

(2)	Value at Trade Date.

(3)	Value at Settlement Date.

(4)	Notional Amount in USD (000).

SEE NOTES TO FINANCIAL STATEMENTS.

A107

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received(3)	Net Amount
Bank of America	$54,993	$(54,530)	$—	$463
Barclays Capital Group	12,570	(12,570)	—	—
BNP Paribas	5,520	(4,757)	—	763
Citigroup Global Markets	917	(917)	—	—
Commonwealth Bank of Australia	20,110	—	—	20,110
Deutsche Bank AG	287,006	(287,006)	—	—
Goldman Sachs & Co.	1,326	(1,326)	—	—
Hong Kong & Shanghai Bank	5,551	(3,119)	—	2,432
JPMorgan Chase	2,388,957	(1,658)	(590,000)	1,797,299
Maybank	213	(213)	—	—
Royal Bank of Scotland	100,634	—	—	100,634
Standard Chartered PLC	—	—	—	—
State Street Bank	1,718	(1,718)	—	—
Toronto Dominion	2,663	—	—	2,663
UBS AG	8,110	(8,110)	—	—

	$2,890,288

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged(3)	Net Amount
Bank of America	$(54,530)	$54,530	$—	$—
Barclays Capital Group	(576,144)	12,570	—	(563,574)
BNP Paribas	(4,757)	4,757	—	—
Citigroup Global Markets	(100,229)	917	610,000	—
Commonwealth Bank of Australia	—	—	—	—
Deutsche Bank AG	(9,727,481)	287,006	9,810,000	—
Goldman Sachs & Co.	(18,723)	1,326	—	(17,397)
Hong Kong & Shanghai Bank	(3,119)	3,119	—	—
JPMorgan Chase	(1,658)	1,658	—	—
Maybank	(8,846)	213	—	(8,633)
Royal Bank of Scotland	—	—	—	—
Standard Chartered PLC	(1,948)	—	—	(1,948)
State Street Bank	(2,828)	1,718	—	(1,110)
Toronto Dominion	—	—	—	—
UBS AG	(763,950)	8,110	—	(755,840)

	$(11,264,213)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Amounts shown reflect actual collateral received or pledged by the Portfolio. Such amounts are applied up to 100% of the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A108

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2015

ASSETS:
Investments at value, including securities on loan of $192,539,557:
Unaffiliated investments (cost $1,701,384,381)	$1,723,739,847
Affiliated investments (cost $865,082,843)	865,082,843
Deposit with broker	41,995,600
Receivable for investments sold	94,097,294
Deposit with counterparty	10,730,000
Dividends and interest receivable	10,464,286
Unrealized appreciation on over-the-counter swap agreements	2,474,776
Due from broker-variation margin futures	2,128,124
Tax reclaim receivable	633,749
Receivable for fund share sold	244,182
Unrealized appreciation on forward foreign currency contracts	220,698
Due from broker-variation margin swaps	94,836
Premiums paid for swap agreements	1,013
Prepaid expenses	2,687

Total Assets	2,751,909,935

LIABILITIES:
Payable to broker for collateral for securities on loan	196,907,836
Payable for investments purchased	182,495,687
Unrealized depreciation on over-the-counter swap agreements	9,708,625
Payable to custodian	9,449,319
Securities sold short, at value (proceeds received $8,278,023)	8,321,159
Unrealized depreciation on forward foreign currency contracts	1,384,856
Advisory fees payable	976,434
Deposit from counterparty	590,000
Payable for fund share repurchased	317,991
Accrued expenses and other liabilities	274,516
Interest payable on securities sold short	210,750
Options written outstanding, at value (premiums received $247,599)	173,841
Distribution fee payable	32,319
Foreign capital gains tax liability accrued	736
Affiliated transfer agent fee payable	350
Deferred trustees’ fees	233

Total Liabilities	410,844,652

NET ASSETS	$2,341,065,283

Net assets were comprised of:
Paid-in capital	$1,931,465,316
Retained earnings	409,599,967

Net assets, June 30, 2015	$2,341,065,283

Net asset value and redemption price per share, $2,341,065,283 / 193,738,704 outstanding shares of beneficial interest	$12.08

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2015

INCOME
Interest income	$16,636,435
Unaffiliated dividend income (net of $254,048 foreign withholding tax)	8,654,558
Affiliated dividend income	562,147
Affiliated income from securities lending, net	292,996

26,146,136

EXPENSES
Advisory fees	11,341,082
Distribution fee	1,173,356
Custodian and accounting fees	323,000
Interest expense	56,022
Audit fee	31,000
Insurance expenses	16,000
Trustees’ fees	15,000
Shareholders’ reports	7,000
Legal fees and expenses	6,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Loan interest expense	215
Miscellaneous	15,807

Total expenses	12,988,482

NET INVESTMENT INCOME	13,157,654

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	32,690,310
Futures transactions	36,591,255
Options written transactions	125,343
Swap agreements transactions	(18,378,591)
Foreign currency transactions	5,575,235

56,603,552

Net change in unrealized appreciation (depreciation) on:
Investments (net of change in foreign capital gains taxes $(736))	(39,970,665)
Futures	(6,868,966)
Options written	66,160
Swap agreements	(4,239,500)
Foreign currencies	(3,090,738)

(54,103,709)

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	2,499,843

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,657,497

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2015	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$13,157,654	$23,084,864
Net realized gain on investment and foreign currency transactions	56,603,552	135,047,178
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(54,103,709)	(51,096,808)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	15,657,497	107,035,234

FUND SHARE TRANSACTIONS:
Fund share sold [3,410,305 and 7,853,129 shares, respectively]	41,827,360	92,715,890
Fund share repurchased [3,474,748 and 6,931,357 shares, respectively]	(42,333,404)	(81,573,897)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(506,044)	11,141,993

TOTAL INCREASE IN NET ASSETS	15,151,453	118,177,227
NET ASSETS:
Beginning of period	2,325,913,830	2,207,736,603

End of period	$2,341,065,283	$2,325,913,830

SEE NOTES TO FINANCIAL STATEMENTS.

A109

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

LONG-TERM INVESTMENTS — 113.0%	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES — 8.5%
Collateralized Debt Obligations — 0.5%
Hillmark Funding Ltd. (Cayman Islands), Series 2006-1A, Class A1, 144A	0.531%	(c)	05/21/21	18,823	$18,628,699

Collateralized Loan Obligations — 0.8%
ACAS CLO Ltd. (Cayman Islands), Series 2012-1AR, Class BR, 144A	2.601%	(c)	09/20/23	1,050	1,053,753
ALM XIV Ltd. (Cayman Islands), Series 2014-14A, Class A1, 144A	1.686%	(c)	07/28/26	3,000	2,993,530
Anchorage Capital CLO 6 Ltd. (Cayman Islands), Series 2015-6A, Class A1, 144A	1.815%	(c)	04/15/27	610	610,238
Anchorage Capital CLO 6 Ltd. (Cayman Islands), Series 2015-6A, Class B, 144A	2.325%	(c)	04/15/27	250	246,249
Apidos CLO (Cayman Islands), Series 2012-9AR, Class BR, 144A	2.125%	(c)	07/15/23	985	977,436
Canyon Capital CLO Ltd. (Cayman Islands), Series 2015-1A, Class B, 144A	2.471%	(c)	04/15/27	440	433,252
CIFC Funding Ltd. (Cayman Islands), Series 2006-2A, Class A1L, 144A	0.544%	(c)	03/01/21	1,158	1,153,365
CIFC Funding Ltd. (Cayman Islands), Series 2007-1A, Class A1L, 144A	0.539%	(c)	05/10/21	6,334	6,289,232
CIFC Funding Ltd. (Cayman Islands), Series 2011-1AR, Class A1R, 144A	1.575%	(c)	01/19/23	7,065	7,061,279
CIFC Funding Ltd. (Cayman Islands), Series 2012-2A, Class A1R, 144A	1.634%	(c)	12/05/24	260	259,003
CIFC Funding Ltd. (Cayman Islands), Series 2015-3A, Class B, 144A	2.381%	(c)	10/19/27	680	667,152
Fraser Sullivan CLO VII Ltd. (Cayman Islands), Series 2012-7A, Class BR, 144A	3.275%	(c)	04/20/23	540	538,650
Highbridge Loan Management Ltd. (Cayman Islands), Series 2012-1AR, Class A2R, 144A	2.531%	(c)	09/20/22	790	792,316
ING IM CLO Ltd. (Cayman Islands), Series 2012-1RA, Class A2R, 144A	2.136%	(c)	03/14/22	500	497,277
Madison Park Funding IX Ltd. (Cayman Islands), Series 2012-9AR, Class AR, 144A	1.570%	(c)	08/15/22	2,500	2,489,078
Muir Woods CLO Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	2.886%	(c)	09/14/23	500	499,989
OCP CLO Ltd. (Cayman Islands), Series 2015-8A, Class A1, 144A	1.804%	(c)	04/17/27	130	130,022
OCP CLO Ltd. (Cayman Islands), Series 2015-8A, Class A2A, 144A	2.374%	(c)	04/17/27	170	167,772
OZLM XII Ltd. (Cayman Islands), Series 2015-12A, Class A1, 144A	1.726%	(c)	04/30/27	1,000	995,094
TICP CLO I Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	1.877%	(c)	07/20/27	1,000	999,669
Venture XX CLO Ltd. (Cayman Islands), Series 2015-20A, Class B1, 144A	2.375%	(c)	04/15/27	450	444,306
Voya CLO Ltd. (Cayman Islands), Series 2012-2AR, Class BR, 144A	2.220%	(c)	10/15/22	760	754,632
Voya CLO Ltd. (Cayman Islands), Series 2012-3AR, Class AR, 144A	1.615%	(c)	10/15/22	1,000	999,500

					31,052,794

Non-Residential Mortgage-Backed Securities — 4.6%
AmeriCredit Automobile Receivables, Series 2015-1, Class C	2.510%		01/08/21	17,250	17,294,091

SEE NOTES TO FINANCIAL STATEMENTS.

A110

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Non-Residential Mortgage-Backed Securities (continued)
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A, 144A	2.100%		03/20/19	11,415	$11,493,558
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 144A	2.500%		07/20/21	2,000	1,987,812
CPS Auto Trust, Series 2015-B, Class A, 144A	1.650%		11/15/19	4,505	4,509,645
Credit Acceptance Auto Loan Trust, Series 2015-1A, Class A, 144A	2.000%		07/15/22	2,000	2,002,964
Litigation Fee Residual Funding,	3.500%		10/01/27	1,915	1,915,000
Navient Private Education Loan Trust, Series 2014-AA, Class B, 144A	3.500%		08/15/44	3,000	2,760,216
Navient Private Education Loan Trust, Series 2014-CTA, Class B, 144A	1.936%	(c)	10/17/44	5,225	5,125,030
Navient Private Education Loan Trust, Series 2015-AA, Class A2A, 144A	2.650%		12/15/28	7,000	6,980,351
Navient Private Education Loan Trust, Series 2015-AA, Class A2B, 144A	1.382%	(c)	12/15/28	7,862	7,948,183
Navient Private Education Loan Trust, Series 2015-AA, Class A3, 144A	1.882%	(c)	11/15/30	4,000	4,069,808
OneMain Financial Issuance Trust, Series 2014-1A, Class A, 144A	2.430%		06/18/24	600	603,360
OneMain Financial Issuance Trust, Series 2014-2A, Class A, 144A	2.470%		09/18/24	2,125	2,136,284
OneMain Financial Issuance Trust, Series 2015-1A, Class A, 144A	3.190%		03/18/26	11,865	12,033,602
OneMain Financial Issuance Trust, Series 2015-1A, Class B, 144A	3.850%		03/18/26	3,800	3,902,828
OneMain Financial Issuance Trust, Series 2015-1A, Class C, 144A	5.120%		03/18/26	2,500	2,578,275
OneMain Financial Issuance Trust, Series 2015-1A, Class D, 144A	6.630%		03/18/26	1,350	1,405,849
OneMain Financial Issuance Trust, Series 2015-2A, Class A, 144A	2.570%		07/18/25	2,330	2,331,771
OneMain Financial Issuance Trust, Series 2015-2A, Class B, 144A	3.100%		07/18/25	2,788	2,796,643
OneMain Financial Issuance Trust, Series 2015-2A, Class C, 144A	4.320%		07/18/25	1,370	1,370,000
OneMain Financial Issuance Trust, Series 2015-2A, Class D, 144A	5.640%		07/18/25	670	670,000
OZLM VII Ltd. (Cayman Islands), Series 2014-7A, Class A2A, 144A	2.324%	(c)	07/17/26	1,000	998,283
OZLM XI Ltd. (Cayman Islands), Series 2015-11A, Class A1A, 144A	1.818%	(c)	01/30/27	3,070	3,071,423
Santander Drive Auto Receivables Trust, Series 2012-4, Class C	2.940%		12/15/17	4,835	4,882,082
Santander Drive Auto Receivables Trust, Series 2014-2, Class C	2.330%		11/15/19	14,065	14,241,867
Santander Drive Auto Receivables Trust, Series 2014-S1, Class R, 144A	1.420%		08/16/18	104	103,494
Santander Drive Auto Receivables Trust, Series 2014-S3, Class R, 144A	1.430%		02/19/19	144	144,286
Santander Drive Auto Receivables Trust, Series 2014-S4, Class R, 144A	1.430%		04/16/19	160	159,588
Santander Drive Auto Receivables Trust, Series 2014-S5, Class R, 144A	1.430%		06/18/19	208	208,302
SLC Private Student Loan Trust, Series 2006-A, Class C	0.725%	(c)	07/15/36	1,200	1,062,860

SEE NOTES TO FINANCIAL STATEMENTS.

A111

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Non-Residential Mortgage-Backed Securities (continued)
SLM Private Credit Student Loan Trust, Series 2004-B, Class A3	0.616%	(c)	03/15/24	5,543	$5,315,116
SLM Private Credit Student Loan Trust, Series 2005-A, Class A3	0.486%	(c)	06/15/23	1,930	1,879,871
SLM Private Credit Student Loan Trust, Series 2006-A, Class A4	0.476%	(c)	12/15/23	989	978,537
SLM Private Credit Student Loan Trust, Series 2006-B, Class A5	0.556%	(c)	12/15/39	3,800	3,327,801
SLM Private Credit Student Loan Trust, Series 2007-A, Class A2	0.406%	(c)	09/15/25	4,101	4,059,772
SLM Private Education Loan Trust, Series 2010-C, Class A2, 144A	2.836%	(c)	12/16/19	723	728,981
SLM Private Education Loan Trust, Series 2012-D, Class A2, 144A	2.950%		02/15/46	2,270	2,331,542
SLM Private Education Loan Trust, Series 2013-B, Class A2B, 144A	1.286%	(c)	06/17/30	2,000	2,021,218
SLM Private Education Loan Trust, Series 2013-B, Class B, 144A	3.000%		05/16/44	1,615	1,582,446
SLM Private Education Loan Trust, Series 2013-C, Class A2B, 144A	1.586%	(c)	10/15/31	3,230	3,270,239
SLM Private Education Loan Trust, Series 2014-A, Class A2A, 144A	2.590%		01/15/26	6,000	6,095,574
SMB Private Education Loan Trust, Series 2014-A, Class A1, 144A	0.682%	(c)	09/15/21	5,217	5,211,724
SMB Private Education Loan Trust, Series 2014-A, Class A2B, 144A	1.332%	(c)	05/15/26	1,975	1,969,691
SoFi Professional Loan Program LLC, Series 2014-A, Class A2, 144A	3.020%		10/25/27	4,199	4,283,483
SoFi Professional Loan Program LLC, Series 2014-B, Class A2, 144A	2.550%		08/27/29	1,649	1,655,847
SoFi Professional Loan Program LLC, Series 2015-A, Class A2, 144A	2.420%		03/25/30	971	971,410
SoFi Professional Loan Program LLC, Series 2015-B, Class A1, 144A	1.306%	(c)	04/25/35	740	740,000
SoFi Professional Loan Program LLC, Series 2015-B, Class A2, 144A	2.510%		09/27/32	1,440	1,439,712
Springleaf Funding Trust, Series 2014-AA, Class B, 144A	3.450%		12/15/22	100	100,377
Springleaf Funding Trust, Series 2015-AA, Class A, 144A	3.160%		11/15/24	5,000	5,059,315
Springleaf Funding Trust, Series 2015-AA, Class B, 144A	3.620%		11/15/24	1,613	1,630,056
World Financial Network Credit Card Master Trust, Series 2012-C, Class A	2.230%		08/15/22	2,595	2,621,399

					178,061,566

Residential Mortgage-Backed Securities — 2.6%
ALM V Ltd. (Cayman Islands), Series 2012-5A, Class A1R, 144A	1.507%	(c)	02/13/23	3,650	3,641,847
ALM VII R Ltd. (Cayman Islands), Series 2013-7RA, Class A2, 144A	2.128%	(c)	04/24/24	1,857	1,837,969
ALM VII R-2 Ltd. (Cayman Islands), Series 2013-7R2A, Class A2, 144A	2.128%	(c)	04/24/24	2,627	2,600,078
American Homes 4 Rent, Series 2014-SFR1, Class A, 144A	1.250%	(c)	06/17/31	791	788,029
B2R Mortgage Trust, Series 2015-1, Class A1, 144A	2.524%		05/15/48	309	307,091

SEE NOTES TO FINANCIAL STATEMENTS.

A112

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Residential Mortgage-Backed Securities (continued)
Bear Stearns Asset-Backed Securities Trust, Series 2006-SD2, Class M1	0.735%	(c)	06/25/36	5,100	$4,390,218
BNC Mortgage Loan Trust, Series 2007-2, Class A2	0.287%	(c)	05/25/37	2,148	2,056,541
Colony American Homes, Series 2015-1A, Class A, 144A	1.387%	(c)	07/17/32	770	761,609
Countrywide Asset-Backed Certificates, Series 2005-6, Class M4	0.845%	(c)	12/25/35	5,000	4,210,075
CWHEQ Revolving Home Equity Loan Resuritization Trust, Series 2006-RES, Class 4Q1B, 144A	0.485%	(c)	12/15/33	573	483,262
DB Master Finance LLC, Series 2015-1A, Class A2I, 144A	3.262%		02/20/45	3,696	3,709,737
EMC Mortgage Loan Trust, Series 2001-A, Class A, 144A	0.925%	(c)	05/25/40	1,315	1,187,677
Fannie Mae Grantor Trust, Series 2002-T10, Class A1	0.427%	(c)	06/25/32	1,056	1,043,129
First Franklin Mortgage Loan Trust, Series 2005-FF10, Class A5	0.547%	(c)	11/25/35	4,400	2,870,595
Fremont Home Loan Trust, Series 2006-3, Class 2A3	0.355%	(c)	02/25/37	22,209	12,530,444
Invitation Homes Trust, Series 2013-SFR1, Class A, 144A	1.400%	(c)	12/17/30	922	917,727
Invitation Homes Trust, Series 2015-SFR1, Class A, 144A	1.633%	(c)	03/17/32	2,221	2,225,966
Invitation Homes Trust, Series 2015-SFR2, Class A, 144A	1.536%	(c)	06/17/32	480	478,714
Invitation Homes Trust, Series 2015-SFR3, Class A, 144A	1.483%	(c)	08/17/32	972	971,054
Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A4, 144A	0.485%	(c)	06/25/37	12,978	8,688,816
Lehman XS Trust, Series 2007-2N, Class 3A3	0.355%	(c)	02/25/37	10,738	5,952,077
MASTR Asset-Backed Securities Trust, Series 2005-WF1, Class M2	0.615%	(c)	06/25/35	6,100	5,751,281
Morgan Stanley ABS Capital I, Inc., Trust, Series 2007-HE7, Class A2C	1.435%	(c)	07/25/37	8,600	5,979,786
Progress Residential Trust, Series 2015-SFR1, Class A, 144A	1.586%	(c)	02/17/32	6,000	5,981,976
Progress Residential Trust, Series 2015-SFR1, Class E, 144A	4.180%	(c)	02/17/32	347	349,175
Progress Residential Trust, Series 2015-SFR2, Class A, 144A	2.740%		06/12/32	510	506,094
Silver Bay Realty Trust, Series 2014-1, Class A, 144A	1.183%	(c)	09/17/31	308	303,868
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-MN1A, Class A1, 144A	0.415%	(c)	01/25/37	29,526	18,888,934
Tricon American Homes Trust, Series 2015-SFR1, Class A, 144A	1.430%	(c)	05/17/32	350	347,112

					99,760,881

TOTAL ASSET-BACKED SECURITIES (cost $326,263,592)					327,503,940

BANK LOANS(c) — 0.2%
Diversified Telecommunication Services — 0.2%
Intelsat Jackson Holdings SA (Luxembourg), Tranche Term Loan B-2	3.750%		06/30/19	4,290	4,253,355

SEE NOTES TO FINANCIAL STATEMENTS.

A113

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

BANK LOANS(c) (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Diversified Telecommunication Services (continued)
Level 3 Financing, Inc., Tranche Term Loan B	4.000%		01/15/20	2,890	$2,867,423

					7,120,778

Hotels, Restaurants & Leisure
Caesars Entertainment Resort Properties LLC, Term Loan B	7.000%		10/11/20	2,040	1,852,254

TOTAL BANK LOANS (cost $9,080,000)					8,973,032

COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.4%
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class F, 144A	3.596%	(c)	04/14/33	920	823,689
Banc of America Commercial Mortgage Trust, Series 2006-6, Class AJ	5.421%		10/10/45	5,264	5,423,631
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM	4.727%		07/10/43	1,510	1,513,152
BBCMS Trust, Series 2015-SLP, Class D, 144A	3.384%	(c)	02/15/28	620	616,719
BBCMS Trust, Series 2015-VFM, Class A2, 144A	3.375%		03/12/36	740	729,834
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW15, Class A4	5.331%		02/11/44	339	356,103
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A1A	5.602%		06/11/50	55	58,806
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T26, Class A4	5.471%	(c)	01/12/45	1,060	1,118,002
BWAY Mortgage Trust, Series 2015-1740, Class XA, IO, 144A	0.896%	(c)	01/13/35	19,044	1,055,359
BXHTL Mortgage Trust, Series 2015-JWRZ, Class DR3	2.350%		05/15/29	330	312,651
BXHTL Mortgage Trust, Series 2015-JWRZ, Class GL3	2.350%		05/15/29	500	475,666
Citigroup Commercial Mortgage Trust, Series 2013-375P, Class E, 144A	3.635%	(c)	05/10/35	2,300	2,072,965
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class D, 144A	4.457%	(c)	04/10/46	1,660	1,556,028
Citigroup Commercial Mortgage Trust, Series 2015-SSHP, Class A, 144A	1.332%	(c)	09/15/17	1,330	1,329,693
COBALT CMBS Commercial Mortgage Trust, Series 2007-C3, Class AJ	5.765%	(c)	05/15/46	2,000	2,057,194
Commercial Mortgage Trust, Series 2007-C9, Class A4	5.989%	(c)	12/10/49	13,860	14,851,655
Commercial Mortgage Trust, Series 2007-GG9, Class A4	5.444%		03/10/39	12,896	13,557,560
Commercial Mortgage Trust, Series 2007-GG11, Class A4	5.736%		12/10/49	1,215	1,289,448
Commercial Mortgage Trust, Series 2014-277P, Class A, 144A	3.732%	(c)	08/10/49	473	481,976
Commercial Mortgage Trust, Series 2014-FL4, Class D, 144A	2.029%	(c)	07/13/31	2,000	1,990,840
Commercial Mortgage Trust, Series 2014-KYO, Class F, 144A	3.688%	(c)	06/11/27	4,000	4,003,772
Commercial Mortgage Trust, Series 2015-3BP, Class A, 144A	3.178%		02/10/35	370	363,156
Commercial Mortgage Trust, Series 2015-3BP, Class XA, IO, 144A	0.060%	(c)	02/10/35	50,000	420,015
Commercial Mortgage Trust, Series 2015-CR22, Class A5	3.309%		03/10/48	870	865,537

SEE NOTES TO FINANCIAL STATEMENTS.

A114

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Commercial Mortgage Trust, Series 2015-CR22, Class XA, IO	1.034%	(c)	03/10/48	8,825	$597,960
Commercial Mortgage Trust, Series 2015-CR23, Class A4	3.497%		05/10/48	360	363,306
Commercial Mortgage Trust, Series 2015-CR23, IO	2.210%		05/10/48	9,025	613,482
Commercial Mortgage Trust, Series 2015-DC1, Class A5	3.350%		02/10/48	430	429,120
Commercial Mortgage Trust, Series 2015-LC19, Class XA, IO	1.238%	(c)	02/10/48	42,986	3,765,659
Commercial Mortgage Trust, Series 2015-LC21, Class A4	3.467%		07/10/48	120	123,028
Core Industrial Trust, Series 2015-CALW, Class A, 144A	3.040%		02/10/34	485	486,822
Core Industrial Trust, Series 2015-TEXW, Class A, 144A	3.067%		02/10/34	900	901,101
Core Industrial Trust, Series 2015-TEXW, Class XA, IO, 144A	0.772%	(c)	02/10/34	3,930	175,254
Core Industrial Trust, Series 2015-WEST, Class XA, IO, 144A	0.935%	(c)	02/10/37	2,680	203,412
Credit Suisse Commercial Mortgage Trust, Series 2006-C5, Class A1A	5.297%		12/15/39	3,673	3,833,109
Credit Suisse Commercial Mortgage Trust, Series 2007-C1, Class A3	5.383%		02/15/40	895	935,980
Credit Suisse Commercial Mortgage Trust, Series 2007-C5, Class A4	5.695%	(c)	09/15/40	4,385	4,652,902
Credit Suisse Commercial Mortgage Trust, Series 2014-SURF, Class E, 144A	3.286%	(c)	02/15/29	1,400	1,399,341
Credit Suisse Commercial Mortgage Trust, Series 2014-TIKI, Class E, 144A	3.340%	(c)	09/15/38	220	218,916
Credit Suisse Commercial Mortgage Trust, Series 2015-DEAL, Class A, 144A	1.506%	(c)	04/15/29	1,180	1,172,553
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A4	3.504%		06/15/57	180	183,018
Fannie Mae-Aces, Series 2015-M3, Class A2	2.723%		10/25/24	2,300	2,356,170
Fannie Mae-Aces, Series 2015-M4, Class X2, IO	0.585%	(c)	07/25/22	13,559	443,983
GAHR Commericial Mortgage Trust, Series 2015-NRF, Class AFL1, 144A	1.486%	(c)	12/15/16	5,000	4,999,245
GAHR Commericial Mortgage Trust, Series 2015-NRF, Class GFX, 144A	3.495%	(c)	12/15/19	2,415	2,156,638
Government National Mortgage Assoc., Series 2014-40, Class AI, IO	1.000%		02/16/39	4,485	98,499
Government National Mortgage Assoc., Series 2014-52, Class AI, IO	0.825%		08/16/41	3,624	87,260
GS Mortgage Securities Trust, Series 2006-GG6, Class AJ	5.708%	(c)	04/10/38	5,000	5,078,560
GS Mortgage Securities Trust, Series 2013-GC16, Class A4	4.271%		11/10/46	390	420,782
GS Mortgage Securities Trust, Series 2007-GG10, Class A4	5.989%	(c)	08/10/45	13,908	14,841,789
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class C	4.661%	(c)	08/15/47	300	306,262
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class D, 144A	4.661%	(c)	08/15/47	1,250	1,137,900
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class XA, IO	1.535%	(c)	02/15/48	40,946	3,534,474
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class XA, IO	1.351%	(c)	10/15/48	2,347	177,081

SEE NOTES TO FINANCIAL STATEMENTS.

A115

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class A4	6.100%	(c)	04/15/45	2,158	$2,207,257
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class D	5.618%	(c)	05/15/45	4,000	4,010,300
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A3	5.336%		05/15/47	9,748	10,178,095
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class A4	5.440%		06/12/47	4,719	4,947,913
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB20, Class AJ	6.284%	(c)	02/12/51	3,000	3,134,856
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB20, Class B, 144A	6.174%	(c)	02/12/51	562	565,839
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class AM	5.464%	(c)	01/15/49	1,222	1,263,284
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2008-C2, Class A4FL	1.685%	(c)	02/12/51	574	565,619
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-CSMO, Class A, 144A	1.436%	(c)	01/15/32	1,600	1,594,378
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-CSMO, Class D, 144A	3.486%	(c)	01/15/32	900	901,909
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A3	5.430%		02/15/40	7,564	7,990,619
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class AM	5.493%	(c)	02/15/40	2,000	2,097,804
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A3	5.866%	(c)	09/15/45	13,162	14,240,598
Merrill Lynch Mortgage Investors Trust, Series 1998-C3, Class G, 144A	6.000%		12/15/30	2,000	1,983,600
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class AJ	5.137%	(c)	07/12/38	145	145,007
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4	5.485%	(c)	03/12/51	2,300	2,430,242
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class AM	5.406%		03/15/44	1,800	1,899,481
Morgan Stanley Capital I Trust, Series 2007-IQ14, Class A4	5.692%	(c)	04/15/49	1,308	1,383,268
Morgan Stanley Capital I Trust, Series 2014-CPT, Class F, 144A	3.560%	(c)	07/13/29	130	122,776
Morgan Stanley Re-REMIC Trust, Series 2009-GG10, Class A4A, 144A	5.989%	(c)	08/12/45	86	90,746
Motel 6 Trust, Series 2015-MTL6, Class B, 144A	3.298%		02/05/30	3,345	3,336,293
Motel 6 Trust, Series 2015-MTL6, Class C, 144A	3.644%		02/05/30	3,780	3,777,789
STRIPs Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	0.500%		12/25/44	1,060	1,045,372
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class AJ	5.632%	(c)	10/15/48	5,210	5,306,031
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class B	5.672%	(c)	10/15/48	535	535,170
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5	5.342%		12/15/43	6,150	6,459,843
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A5	5.500%		04/15/47	2,000	2,125,920
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class AMFX, 144A	5.703%		06/15/49	4,000	4,245,064

SEE NOTES TO FINANCIAL STATEMENTS.

A116

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AJ	5.964%	(c)	02/15/51		1,000	$1,033,829
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A3	5.678%		05/15/46		810	862,038
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class A4	3.540%		05/15/48		700	710,696
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class XA, IO	1.351%	(c)	05/15/48		2,377	190,624
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class XB, IO	0.496%	(c)	05/15/48		1,040	40,401
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class D, 144A	4.586%	(c)	03/15/47		1,500	1,361,127

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $205,648,645)						205,800,845

CORPORATE BONDS — 40.8%
Aerospace & Defense — 0.5%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	6.000%		10/15/22		3,565	3,163,937
Embraer Netherlands Finance BV (Brazil), Gtd. Notes	5.050%		06/15/25		8,730	8,708,175
Lockheed Martin Corp., Sr. Unsec’d. Notes	2.900%		03/01/25		280	268,967
Lockheed Martin Corp., Sr. Unsec’d. Notes	3.600%		03/01/35		541	500,339
Lockheed Martin Corp., Sr. Unsec’d. Notes	4.070%		12/15/42		542	512,131
Northrop Grumman Corp., Sr. Unsec’d. Notes	3.850%		04/15/45		1,197	1,053,212
Raytheon Co., Sr. Unsec’d. Notes	3.150%		12/15/24		301	298,530
Textron, Inc., Sr. Unsec’d. Notes	3.875%		03/01/25		1,960	1,929,436
United Technologies Corp., Jr. Sub. Notes	1.778%		05/04/18		2,318	2,325,128
United Technologies Corp., Sr. Unsec’d. Notes	4.150%		05/15/45		633	604,429

						19,364,284

Air Freight & Logistics — 0.1%
FedEx Corp., Gtd. Notes	3.900%		02/01/35		104	96,146
FedEx Corp., Gtd. Notes	4.100%		02/01/45		714	641,339
FedEx Corp., Gtd. Notes	4.900%		01/15/34		1,398	1,449,290

						2,186,775

Airlines — 0.1%
American Airlines 2015-1 Class A Pass-Through Trust, Pass-Through Certificates	3.375%		11/01/28		2,786	2,751,175
American Airlines Group, Inc., Gtd. Notes, 144A	4.625%		03/01/20		1,006	973,305
Turkish Airlines 2015-1 Class A Pass-Through Trust (Turkey), Pass-Through Certificates, 144A	4.200%		09/15/28		616	612,920

						4,337,400

Auto Components — 0.1%
Samvardhana Motherson Automotive Systems Group BV (India), Sr. Sec’d. Notes, RegS	4.125%		07/15/21	EUR	100	112,489
Schaeffler Holding Finance BV (Germany), Sr. Sec’d. Notes, PIK, 144A	6.750%		11/15/22		1,770	1,909,387
Schaeffler Holding Finance BV (Germany), Sr. Sec’d. Notes, RegS, PIK	5.750%		11/15/21	EUR	100	117,444

						2,139,320

SEE NOTES TO FINANCIAL STATEMENTS.

A117

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
Automobiles — 1.5%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	1.724%		12/06/17		6,301	$6,268,285
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375%		03/12/19		19,860	19,795,971
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.459%		03/27/20		2,845	2,795,887
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.597%		11/04/19		1,355	1,345,111
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.250%		09/20/22		1,237	1,288,258
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	6.625%		08/15/17		5,500	6,033,957
General Motors Co., Sr. Unsec’d. Notes	5.000%		04/01/35		8,255	8,103,653
General Motors Co., Sr. Unsec’d. Notes	5.200%		04/01/45		11,200	11,092,928

						56,724,050

Automotive Components
BorgWarner, Inc., Sr. Unsec’d. Notes	3.375%		03/15/25		757	744,880

Banks — 5.7%
Abbey National Treasury Services PLC (United Kingdom), Gtd. Notes	2.375%		03/16/20		2,557	2,548,316
Banco Bilbao Vizcaya Argentaria SA (Spain), Jr. Sub. Notes, RegS	7.000%	(c)	12/29/49	EUR	200	223,249
Banco Popolare SC (Italy), Sr. Unsec’d. Notes, MTN	3.500%		03/14/19	EUR	100	114,526
Banco Santander Brasil SA (Brazil), Sr. Unsec’d. Notes, 144A	4.625%		02/13/17		11,560	11,875,588
Banco Santander Chile (Chile), Sr. Unsec’d. Notes, 144A	3.875%		09/20/22		5,425	5,483,834
Banco Santander SA (Spain), Jr. Sub. Notes	6.250%	(c)	03/12/49	EUR	100	109,255
Bangkok Bank PCL (Thailand), Sr. Unsec’d. Notes, 144A	2.750%		03/27/18		7,318	7,421,659
Bangkok Bank PCL (Thailand), Sr. Unsec’d. Notes, 144A	3.300%		10/03/18		3,735	3,845,063
Bangkok Bank PCL (Thailand), Sr. Unsec’d. Notes, 144A	4.800%		10/18/20		5,777	6,273,626
Bank of America Corp., Jr. Sub. Notes	6.100%	(c)	12/29/49		592	584,600
Bank of America Corp., Sr. Unsec’d. Notes	2.250%		04/21/20		4,338	4,259,048
Bank of America Corp., Sr. Unsec’d. Notes	2.600%		01/15/19		1,556	1,572,945
Bank of America Corp., Sr. Unsec’d. Notes	6.500%		08/01/16		5,855	6,176,287
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.300%		01/11/23		1,969	1,939,144
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.000%		04/01/24		982	999,259
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.875%		04/01/44		232	235,648
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.000%		05/13/21		7,515	8,249,719
Bank of America Corp., Sr. Unsec’d. Notes, MTN	6.875%		04/25/18		1,425	1,609,795
Bank of America Corp., Sub. Notes	3.950%		04/21/25		2,476	2,384,858
Bank of America Corp., Sub. Notes, MTN	4.000%		01/22/25		1,847	1,799,521
Bank of America NA, Sr. Unsec’d. Notes	0.696%	(c)	05/08/17		5,700	5,691,296
Bank of Ireland (Ireland), Sub. Notes, MTN	4.250%	(c)	06/11/24	EUR	100	111,495
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes	3.000%		02/24/25		1,500	1,453,253
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	2.100%		01/15/19		1,854	1,859,427
Bank of Nova Scotia (The) (Canada), Sr. Unsec’d. Notes	1.300%		07/21/17		4,315	4,315,885
Bank of Nova Scotia (The) (Canada), Sr. Unsec’d. Notes	2.800%		07/21/21		2,200	2,212,951
Bankia SA (Spain), Sub. Notes, MTN	4.000%	(c)	05/22/24	EUR	100	108,255
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	2.750%		11/08/19		1,637	1,625,207
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	2.875%		06/08/20		18,973	18,838,595

SEE NOTES TO FINANCIAL STATEMENTS.

A118

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
Banks (continued)
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.650%		03/16/25		1,027	$971,335
BB&T Corp., Sr. Unsec’d. Notes, MTN	2.450%		01/15/20		1,123	1,125,516
BBVA Banco Continental SA (Peru), Sr. Unsec’d. Notes, 144A	3.250%		04/08/18		7,530	7,633,537
Branch Banking & Trust Co., Sr. Unsec’d. Notes	2.300%		10/15/18		584	592,907
Capital One NA, Sr. Unsec’d. Notes	2.950%		07/23/21		2,589	2,551,988
CIT Group, Inc., Sr. Unsec’d. Notes	5.000%		05/15/17		2,100	2,165,520
CIT Group, Inc., Sr. Unsec’d. Notes	5.375%		05/15/20		4,235	4,414,987
CIT Group, Inc., Sr. Unsec’d. Notes, 144A	5.500%		02/15/19		5,865	6,114,263
Citigroup, Inc., Jr. Sub. Notes	5.900	%(c)	12/29/49		510	502,350
Citigroup, Inc., Jr. Sub. Notes	5.950	%(c)	12/29/49		800	772,160
Citigroup, Inc., Sr. Unsec’d. Notes	1.800%		02/05/18		1,778	1,773,715
Citigroup, Inc., Sr. Unsec’d. Notes	2.400%		02/18/20		3,025	2,987,544
Citigroup, Inc., Sr. Unsec’d. Notes	2.500%		09/26/18		2,159	2,183,315
Citigroup, Inc., Sr. Unsec’d. Notes	2.500%		07/29/19		2,878	2,882,222
Citigroup, Inc., Sub. Notes	3.500%		05/15/23		1,173	1,145,234
Citigroup, Inc., Sub. Notes	3.875%		03/26/25		1,275	1,221,329
Citigroup, Inc., Sub. Notes	4.050%		07/30/22		14,385	14,729,938
Commonwealth Bank of Australia (Australia), Sr. Unsec’d. Notes, MTN	2.300%		03/12/20		2,380	2,377,701
Credit Suisse (Switzerland), Sr. Unsec’d. Notes	3.000%		10/29/21		842	835,434
Credit Suisse Group Funding Guernsey Ltd (Switzerland), Gtd. Notes, 144A	2.750%		03/26/20		1,874	1,850,487
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes	1.875%		02/13/18		1,092	1,088,658
Discover Bank, Sr. Unsec’d. Notes	3.100%		06/04/20		1,860	1,858,149
HSBC USA, Inc., Sr. Unsec’d. Notes	2.350%		03/05/20		5,022	4,980,935
HSH Nordbank AG (Germany), Sub. Notes, MTN	0.791	%(c)	02/14/17	EUR	100	81,262
Intesa Sanpaolo SpA (Italy), Sub. Notes, MTN	2.855%		04/23/25	EUR	100	102,220
JPMorgan Chase & Co, Jr. Sub. Notes	5.300	%(c)	12/29/49		1,100	1,091,860
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.200%		10/22/19		990	981,277
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.250%		01/23/20		3,525	3,463,961
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.350%		01/28/19		2,885	2,896,116
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.750%		06/23/20		3,308	3,311,526
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%		08/15/21		3,275	3,505,530
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.500%		01/24/22		3,425	3,670,480
JPMorgan Chase & Co., Sr. Unsec’d. Notes, MTN	1.350%		02/15/17		2,733	2,735,386
JPMorgan Chase & Co., Sub. Notes	3.875%		09/10/24		2,384	2,345,632
KeyBank NA, Sr. Unsec’d. Notes	2.250%		03/16/20		831	823,948
Macquarie Bank Ltd. (Australia), Sr. Unsec’d. Notes, 144A	1.600%		10/27/17		1,749	1,748,208
Novo Banco SA (Portugal), Sr. Unsec’d. Notes, MTN	4.000%		01/21/19	EUR	100	110,934
PKO Finance AB (Poland), Sr. Unsec’d. Notes, 144A	4.630%		09/26/22		5,385	5,560,013
Royal Bank of Canada (Canada), Sr. Unsec’d. Notes, MTN	2.150%		03/06/20		2,500	2,495,935
Societe Generale SA (France), Sub. Notes, 144A	4.250%		04/14/25		439	412,774
Standard Chartered PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	2.250%		04/17/20		1,802	1,769,942
Swedbank AB (Sweden), Jr. Sub. Notes	5.500	%(c)	12/29/49		200	195,688
Swedbank AB (Sweden), Sr. Unsec’d. Notes, 144A	2.200%		03/04/20		3,703	3,678,271
UBS Group AG (Switzerland), Jr. Sub. Notes	7.000	%(c)	12/29/49		200	203,000
US Bancorp, Sub. Notes, MTN	2.950%		07/15/22		1,863	1,833,727

SEE NOTES TO FINANCIAL STATEMENTS.

A119

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
Banks (continued)
Wells Fargo & Co., Sr. Unsec’d. Notes	1.500%		07/01/15		937	$937,000
Wells Fargo & Co., Sr. Unsec’d. Notes	3.900%		05/01/45		1,825	1,642,414
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	3.000%		02/19/25		1,280	1,225,906
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	3.300%		09/09/24		735	723,725

						218,228,263

Beverages — 0.2%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	3.750%		07/15/42		418	369,054
Constellation Brands, Inc., Gtd. Notes	3.750%		05/01/21		5,665	5,551,700
Molson Coors Brewing Co., Gtd. Notes	5.000%		05/01/42		296	288,160

						6,208,914

Biotechnology — 0.2%
Amgen, Inc., Sr. Unsec’d. Notes	2.125%		05/01/20		1,188	1,163,281
Amgen, Inc., Sr. Unsec’d. Notes	3.125%		05/01/25		1,254	1,186,461
Amgen, Inc., Sr. Unsec’d. Notes	4.400%		05/01/45		623	574,087
Amgen, Inc., Sr. Unsec’d. Notes	5.650%		06/15/42		1,046	1,162,649
Celgene Corp., Sr. Unsec’d. Notes	3.250%		08/15/22		1,136	1,123,421
Gilead Sciences, Inc., Sr. Unsec’d. Notes	2.350%		02/01/20		316	317,133
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.500%		02/01/45		635	632,553

						6,159,585

Building Products — 0.1%
CRH America, Inc. (Ireland), Gtd. Notes, 144A	3.875%		05/18/25		2,785	2,759,776
Owens Corning, Gtd. Notes	4.200%		12/01/24		2,420	2,375,395

						5,135,171

Capital Markets — 1.9%
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	4.650%		07/02/18		8,000	8,620,328
Eco-Bat Finance PLC (United Kingdom), Gtd. Notes, RegS	7.750%		02/15/17	EUR	100	108,587
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.375%	(c)	12/29/49		865	854,533
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.550%		10/23/19		4,122	4,131,662
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.600%		04/23/20		1,331	1,324,330
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.625%		01/31/19		2,719	2,752,650
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.250%		05/22/25		3,760	3,710,526
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%		01/23/25		791	767,107
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.625%		02/07/16		1,509	1,533,444
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%		01/24/22		8,675	9,867,544
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	0.904%	(c)	06/04/17		1,500	1,497,569
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	4.800%		07/08/44		461	455,068
Goldman Sachs Group, Inc. (The), Sub. Notes	6.750%		10/01/37		4,100	4,809,087
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500%		01/20/43		308	300,919
Morgan Stanley, Sr. Unsec’d. Notes	2.800%		06/16/20		4,496	4,500,779
Morgan Stanley, Sr. Unsec’d. Notes	3.750%		02/25/23		1,590	1,607,713
Morgan Stanley, Sr. Unsec’d. Notes	4.300%		01/27/45		2,199	2,054,739

SEE NOTES TO FINANCIAL STATEMENTS.

A120

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
Capital Markets (continued)
Morgan Stanley, Sr. Unsec’d. Notes	5.750%		01/25/21		12,700	$14,469,313
Morgan Stanley, Sr. Unsec’d. Notes, MTN	3.700%		10/23/24		9,551	9,512,328
State Street Capital Trust IV, Ltd. Gtd. Notes	1.286%	(c)	06/01/77		344	300,140

						73,178,366

Chemicals — 1.0%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	3.150%		10/01/22		754	731,054
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	4.125%		03/15/35		564	504,315
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding B BV, Gtd. Notes, 144A	7.375%		05/01/21		225	241,031
Braskem America Finance Co. (Brazil), Gtd. Notes, 144A	7.125%		07/22/41		8,485	7,350,555
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP, Sr. Unsec’d. Notes, 144A	2.450%		05/01/20		1,274	1,265,859
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.375%		11/15/42		355	323,407
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.625%		10/01/44		537	501,243
Eastman Chemical Co., Sr. Unsec’d. Notes	4.800%		09/01/42		575	551,518
Ecolab, Inc., Sr. Unsec’d. Notes	2.250%		01/12/20		757	749,390
INEOS Group Holdings SA (Luxembourg), Sr. Sec’d. Notes, RegS	5.750%		02/15/19	EUR	100	112,600
LYB International Finance BV, Gtd. Notes	4.000%		07/15/23		1,331	1,362,076
Methanex Corp. (Canada), Sr. Unsec’d. Notes	5.250%		03/01/22		5,730	6,130,126
Mexichem SAB de CV (Mexico), Gtd. Notes, 144A	5.875%		09/17/44		7,075	6,544,375
OCP SA (Morocco), Series 144A, Sr. Unsec’d. Notes, 144A	5.625%		04/25/24		5,695	5,937,721
PolyOne Corp., Sr. Unsec’d. Notes	5.250%		03/15/23		4,805	4,756,950
Rockwood Specialties Group, Inc., Gtd. Notes	4.625%		10/15/20		886	922,547
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	4.000%		12/15/42		271	251,439

						38,236,206

Commercial Services & Supplies — 0.3%
Brakes Capital (United Kingdom), Sr. Sec’d. Notes, RegS	7.125%		12/15/18	GBP	100	161,058
Cielo SA/Cielo USA, Inc. (Brazil), Gtd. Notes, 144A	3.750%		11/16/22		10,565	9,719,800
MasterCard, Inc., Sr. Unsec’d. Notes	3.375%		04/01/24		1,217	1,242,265
Republic Services, Inc., Sr. Unsec’d. Notes	3.200%		03/15/25		1,233	1,185,907
Waste Management, Inc., Gtd. Notes	3.125%		03/01/25		565	548,139
Waste Management, Inc., Gtd. Notes	3.900%		03/01/35		624	572,149

						13,429,318

Communications Equipment — 0.1%
Harris Corp., Sr. Unsec’d. Notes	2.700%		04/27/20		348	343,555
Juniper Networks, Inc., Sr. Unsec’d. Notes	3.300%		06/15/20		720	725,102
QUALCOMM, Inc., Sr. Unsec’d. Notes	4.650%		05/20/35		1,408	1,362,947

						2,431,604

Construction & Engineering — 0.1%
K Hovnanian Enterprises, Inc., Sr. Sec’d. Notes, 144A	7.250%		10/15/20		1,533	1,563,660
KB Home, Gtd. Notes	4.750%		05/15/19		1,910	1,895,675

SEE NOTES TO FINANCIAL STATEMENTS.

A121

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
Construction & Engineering (continued)
Obrascon Huarte Lain SA (Spain), Sr. Unsec’d. Notes	5.500%		03/15/23	EUR	100	$91,418

						3,550,753

Construction Materials — 0.3%
Cemex Finance LLC (Mexico), Sr. Sec’d. Notes, RegS	5.250%		04/01/21	EUR	100	114,289
Votorantim Cimentos SA (Brazil), Gtd. Notes, 144A	7.250%		04/05/41		10,740	10,538,625

						10,652,914

Consumer Finance — 2.4%
Ally Financial, Inc., Gtd. Notes	2.750%		01/30/17		6,700	6,669,850
Ally Financial, Inc., Gtd. Notes	7.500%		09/15/20		10,540	12,279,100
Ally Financial, Inc., Sr. Unsec’d. Notes	3.750%		11/18/19		9,856	9,782,080
Ally Financial, Inc., Sr. Unsec’d. Notes	4.125%		02/13/22		1,880	1,804,800
Ally Financial, Inc., Sr. Unsec’d. Notes	5.125%		09/30/24		1,504	1,507,760
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	2.250%		08/15/19		1,833	1,836,087
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	2.375%		05/26/20		2,687	2,667,726
Capital One Financial Corp., Jr. Sub. Notes	5.550%	(c)	12/29/49		937	928,801
General Motors Financial Co., Inc., Gtd. Notes	2.625%		07/10/17		2,416	2,442,291
General Motors Financial Co., Inc., Gtd. Notes	2.750%		05/15/16		1,190	1,204,218
General Motors Financial Co., Inc., Gtd. Notes	3.450%		04/10/22		1,006	985,730
General Motors Financial Co., Inc., Gtd. Notes	4.000%		01/15/25		1,677	1,645,523
General Motors Financial Co., Inc., Gtd. Notes	4.750%		08/15/17		1,497	1,579,805
Navient Corp., Sr. Unsec’d. Notes, MTN	4.875%		06/17/19		2,000	1,980,000
Navient Corp., Sr. Unsec’d. Notes, MTN	5.500%		01/15/19		7,555	7,703,229
Navient Corp., Sr. Unsec’d. Notes, MTN	6.000%		01/25/17		11,300	11,752,000
Navient Corp., Sr. Unsec’d. Notes, MTN	6.125%		03/25/24		5,770	5,524,775
Springleaf Finance Corp., Gtd. Notes	6.000%		06/01/20		1,850	1,870,720
Springleaf Finance Corp., Gtd. Notes, MTN	5.400%		12/01/15		1,900	1,919,000
Springleaf Finance Corp., Gtd. Notes, MTN	6.500%		09/15/17		5,000	5,243,750
Springleaf Finance Corp., Sr. Unsec’d. Notes	5.250%		12/15/19		11,026	10,874,393
Toyota Motor Credit Corp. (Japan), Sr. Unsec’d. Notes, MTN	2.750%		05/17/21		1,570	1,592,840

						93,794,478

Containers & Packaging — 0.3%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Sr. Sec’d. Notes, RegS	4.250%		01/15/22	EUR	100	110,651
ProGroup AG (Germany), Sr. Sec’d. Notes, RegS	5.125%		05/01/22	EUR	100	113,715
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (New Zealand), Sr. Sec’d. Notes	6.875%		02/15/21		1,363	1,420,927
Rock-Tenn Co., Gtd. Notes	4.000%		03/01/23		3,045	3,095,483
Sealed Air Corp., Gtd. Notes, 144A	4.875%		12/01/22		6,565	6,466,525
Sealed Air Corp., Sr. Unsec’d. Notes, RegS	4.500%		09/15/23	EUR	100	112,851

						11,320,152

Distributors
VWR Funding, Inc., Gtd. Notes	7.250%		09/15/17		1,664	1,720,160

Diversified Financial Services — 1.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes, 144A	2.750%		05/15/17		2,450	2,434,687

SEE NOTES TO FINANCIAL STATEMENTS.

A122

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
Diversified Financial Services (continued)
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes, 144A	3.750%		05/15/19		7,896	$7,807,170
Air Lease Corp., Sr. Unsec’d. Notes	3.750%		02/01/22		1,188	1,187,287
Aircastle Ltd., Sr. Unsec’d. Notes	5.500%		02/15/22		1,370	1,398,263
Aircastle Ltd., Sr. Unsec’d. Notes	6.250%		12/01/19		917	993,753
CNH Industrial Finance Europe SA (United Kingdom), Gtd. Notes, MTN	2.750%		03/18/19	EUR	100	112,015
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.250%		03/02/20		3,859	3,812,291
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.450%		05/18/20		1,736	1,724,787
Discover Financial Services, Sr. Unsec’d. Notes	3.750%		03/04/25		835	797,282
EC Finance PLC (United Kingdom), Sr. Sec’d. Notes, RegS	5.125%		07/15/21	EUR	100	115,916
General Electric Capital Corp., Gtd. Notes, MTN	3.100%		01/09/23		2,191	2,184,962
General Electric Capital Corp., Gtd. Notes, MTN	3.150%		09/07/22		1,495	1,501,026
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Gtd. Notes	3.500%		03/15/17		314	315,963
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Gtd. Notes	4.875%		03/15/19		427	430,203
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Gtd. Notes	6.000%		08/01/20		506	522,445
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	6.750%		09/01/16		5,400	5,680,125
International Lease Finance Corp., Sr. Unsec’d. Notes	3.875%		04/15/18		4,050	4,070,250
International Lease Finance Corp., Sr. Unsec’d. Notes	5.750%		05/15/16		1,400	1,435,000
International Lease Finance Corp., Sr. Unsec’d. Notes	5.875%		04/01/19		4,560	4,861,872
MassMutual Global Funding II, Sr. Sec’d. Notes, 144A	2.350%		04/09/19		1,924	1,943,588
Moody’s Corp., Sr. Unsec’d. Notes	4.500%		09/01/22		823	876,641
National Rural Utilities Cooperative Finance Corp., Sub. Notes	4.750%	(c)	04/30/43		4,885	4,872,787
Rio Oil Finance Trust (Brazil), Sr. Sec’d. Notes, 144A	6.250%		07/06/24		11,700	11,495,250
Synchrony Financial, Sr. Unsec’d. Notes	2.700%		02/03/20		506	499,834
Wind Acquisition Finance SA (Italy), Sr. Sec’d. Notes, RegS	4.000%		07/15/20	EUR	100	111,206

						61,184,603

Diversified Telecommunication Services — 3.1%
Altice Financing SA (Luxembourg), Sr. Sec’d. Notes, RegS	5.250%		02/15/23	EUR	100	112,043
AT&T, Inc., Sr. Unsec’d. Notes	2.300%		03/11/19		1,982	1,983,597
AT&T, Inc., Sr. Unsec’d. Notes	2.375%		11/27/18		820	827,177
AT&T, Inc., Sr. Unsec’d. Notes	2.450%		06/30/20		2,763	2,708,483
AT&T, Inc., Sr. Unsec’d. Notes	3.000%		06/30/22		3,156	3,047,320
AT&T, Inc., Sr. Unsec’d. Notes	3.400%		05/15/25		829	790,624
AT&T, Inc., Sr. Unsec’d. Notes	3.875%		08/15/21		1,180	1,217,119
AT&T, Inc., Sr. Unsec’d. Notes	4.300%		12/15/42		1,122	961,607
AT&T, Inc., Sr. Unsec’d. Notes	4.750%		05/15/46		6,230	5,669,138
CenturyLink, Inc., Sr. Unsec’d. Notes	5.625%		04/01/20		3,835	3,839,794
CenturyLink, Inc., Sr. Unsec’d. Notes	5.800%		03/15/22		665	635,075
Embarq Corp., Sr. Unsec’d. Notes	7.995%		06/01/36		13,520	14,989,624

SEE NOTES TO FINANCIAL STATEMENTS.

A123

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
Diversified Telecommunication Services (continued)
Frontier Communications Corp., Sr. Unsec’d. Notes	6.875%		01/15/25		2,000	$1,672,500
Frontier Communications Corp., Sr. Unsec’d. Notes	7.125%		01/15/23		10,105	8,968,187
Level 3 Financing, Inc., Gtd. Notes, 144A	5.625%		02/01/23		2,630	2,656,300
Orange SA (France), Jr. Sub. Notes, MTN	4.000%	(c)	10/29/49	EUR	100	113,297
Orange SA (France), Sr. Unsec’d. Notes	5.500%		02/06/44		615	651,156
Telecom Italia Finance SA (Italy), Gtd. Notes, MTN	7.750%		01/24/33	EUR	100	144,407
Telecom Italia SpA (Italy), Sr. Unsec’d. Notes, MTN	3.250%		01/16/23	EUR	100	111,875
Telefonica Emisiones SAU (Spain), Gtd. Notes	5.462%		02/16/21		8,464	9,359,043
Telemar Norte Leste SA (Brazil), Sr. Unsec’d. Notes, 144A	5.500%		10/23/20		5,650	5,176,813
Telenet Finance V Luxembourg SCA (Luxembourg), Sr. Sec’d. Notes, RegS	6.750%		08/15/24	EUR	100	121,920
United Group BV (Serbia), Sr. Sec’d. Notes, RegS	7.875%		11/15/20	EUR	100	117,630
Verizon Communications, Inc., Sr. Unsec’d. Notes	2.625%		02/21/20		9,350	9,328,981
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.450%		03/15/21		1,656	1,688,006
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.650%		09/14/18		9,400	9,886,798
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.850%		11/01/42		1,742	1,437,662
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.400%		11/01/34		14,614	13,529,042
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.862%		08/21/46		1,943	1,818,485
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.050%		03/15/34		589	592,963
Virgin Media Finance PLC (United Kingdom), Gtd. Notes, 144A	5.750%		01/15/25		4,400	4,400,000
Virgin Media Finance PLC (United Kingdom), Gtd. Notes, 144A	6.375%		04/15/23		4,380	4,527,825
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.375%		04/15/21		180	185,400
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, RegS	6.000%		04/15/21	GBP	90	147,068
Windstream Corp., Gtd. Notes	7.500%		04/01/23		7,170	6,255,825

						119,672,784

Electric Utilities — 1.4%
AES Corp., Sr. Unsec’d. Notes	3.283%	(c)	06/01/19		6,765	6,765,000
Alabama Power Co., Sr. Unsec’d. Notes	2.800%		04/01/25		233	223,334
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes	2.400%		02/01/20		542	539,627
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes	3.500%		02/01/25		548	545,712
CenterPoint Energy Houston Electric LLC, General Ref. Mortgage	4.500%		04/01/44		488	501,947
CEZ A/S (Czech Republic), Sr. Unsec’d. Notes, 144A	5.625%		04/03/42		3,540	3,831,792
CMS Energy Corp., Sr. Unsec’d. Notes	3.875%		03/01/24		1,697	1,725,459
Commonwealth Edison Co., First Mortgage	4.700%		01/15/44		669	704,090
Consumers Energy Co., First Mortgage	3.950%		05/15/43		461	439,726

SEE NOTES TO FINANCIAL STATEMENTS.

A124

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
Electric Utilities (continued)
Dominion Resources, Inc., Sr. Unsec’d. Notes	2.500%		12/01/19		1,310	$1,313,916
DTE Electric Co., General Ref. Mortgage	3.950%		06/15/42		547	519,682
DTE Energy Co., Sr. Unsec’d. Notes	2.400%		12/01/19		404	403,967
DTE Energy Co., Sr. Unsec’d. Notes	3.500%		06/01/24		1,504	1,506,074
Duke Energy Carolinas LLC, First Mortgage	4.250%		12/15/41		1,397	1,374,410
Duke Energy Carolinas LLC, First Ref. Mortgage	3.750%		06/01/45		547	498,831
Duke Energy Corp., Sr. Unsec’d. Notes	3.750%		04/15/24		331	337,260
Duke Energy Florida, Inc., First Mortgage	3.850%		11/15/42		547	505,668
EDP Finance BV (Portugal), Sr. Unsec’d. Notes, 144A	5.250%		01/14/21		6,030	6,315,038
Empresa Nacional de Electricidad SA (Chile), Sr. Unsec’d. Notes	4.250%		04/15/24		1,395	1,411,806
Entergy Arkansas, Inc., First Mortgage	3.700%		06/01/24		1,787	1,865,308
Exelon Corp., Sr. Unsec’d. Notes	2.850%		06/15/20		444	446,577
FirstEnergy Corp., Sr. Unsec’d. Notes	2.750%		03/15/18		3,770	3,825,521
Florida Power & Light Co., First Mortgage	3.800%		12/15/42		424	395,639
Gas Natural Fenosa Finance BV (Spain), Gtd. Notes	3.375%	(c)	12/29/49	EUR	100	101,033
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	4.300%		03/15/45		402	386,114
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	4.750%		02/15/44		617	636,097
PacifiCorp, First Mortgage	3.350%		07/01/25		1,751	1,752,222
PacifiCorp, First Mortgage	3.600%		04/01/24		2,497	2,577,928
PG&E Corp., Sr. Unsec’d. Notes	2.400%		03/01/19		842	843,093
Progress Energy, Inc., Sr. Unsec’d. Notes	4.875%		12/01/19		213	232,599
Public Service Co. of Colorado, First Mortgage	2.500%		03/15/23		1,012	971,953
Trans-Allegheny Interstate Line Co., Sr. Unsec’d. Notes, 144A	3.850%		06/01/25		1,716	1,704,575
Transelec SA (Chile), Sr. Unsec’d. Notes, 144A	4.250%		01/14/25		4,895	4,902,005
Transelec SA (Chile), Sr. Unsec’d. Notes, 144A	4.625%		07/26/23		360	370,279
Virginia Electric & Power Co., Sr. Unsec’d. Notes	3.450%		02/15/24		327	331,240
Virginia Electric & Power Co., Sr. Unsec’d. Notes	4.200%		05/15/45		921	889,999
Virginia Electric & Power Co., Sr. Unsec’d. Notes	4.450%		02/15/44		446	447,879

						52,143,400

Electrical Equipment — 0.1%
Eaton Corp., Gtd. Notes	2.750%		11/02/22		1,475	1,434,626
EnerSys, Gtd. Notes, 144A	5.000%		04/30/23		1,040	1,028,622

						2,463,248

Electronic Equipment, Instruments & Components — 0.2%
Flextronics International Ltd., Gtd. Notes, 144A	4.750%		06/15/25		3,385	3,358,597
Molex Electronic Technologies LLC, Sr. Unsec’d. Notes, 144A	2.878%		04/15/20		3,430	3,377,356
Molex Electronic Technologies LLC, Sr. Unsec’d. Notes, 144A	3.900%		04/15/25		1,960	1,899,146
Trionista Holdco GmbH (Germany), Sr. Sec’d. Notes, RegS	5.000%		04/30/20	EUR	100	115,108
Verisure Holding AB (Sweden), Sec’d. Notes, RegS	8.750%		12/01/18	EUR	100	118,063

						8,868,270

Energy Equipment & Services — 0.4%
Nabors Industries, Inc., Gtd. Notes	5.100%		09/15/23		6,065	6,023,904
Paragon Offshore PLC, Gtd. Notes, 144A	6.750%		07/15/22		3,735	1,232,550
Paragon Offshore PLC, Gtd. Notes, 144A	7.250%		08/15/24		7,235	2,351,375

SEE NOTES TO FINANCIAL STATEMENTS.

A125

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
Energy Equipment & Services (continued)
Transocean, Inc., Gtd. Notes	4.300%		10/15/22		6,375	$4,797,187

						14,405,016

Food & Staples Retailing
CVS Health Corp., Sr. Unsec’d. Notes	5.300%		12/05/43		482	525,228
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	2.550%		04/11/23		728	702,915
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	4.000%		04/11/43		524	499,991

						1,728,134

Food Products — 0.3%
Bakkavor Finance 2 PLC (United Kingdom), Sr. Sec’d. Notes, RegS	8.750%		06/15/20	GBP	100	172,227
Boparan Finance PLC (United Kingdom), Gtd. Notes, RegS	5.500%		07/15/21	GBP	100	142,629
Kraft Foods Group, Inc., Sr. Unsec’d. Notes	6.875%		01/26/39		332	406,837
Kraft Heinz Foods Co., Gtd. Notes, 144A	3.950%		07/15/25		4,815	4,841,699
Kraft Heinz Foods Co., Gtd. Notes, 144A	5.200%		07/15/45		2,755	2,823,382
SGD Group SAS (France), Sr. Sec’d. Notes, RegS	5.625%		05/15/19	EUR	100	113,018
Sigma Alimentos SA de CV (Mexico), Gtd. Notes, 144A	5.625%		04/14/18		4,060	4,391,093

						12,890,885

Gas Utilities — 0.1%
China Resources Gas Group Ltd. (China), Sr. Unsec’d. Notes, 144A	4.500%		04/05/22		5,650	5,861,790

Health Care Equipment & Supplies — 0.4%
Baxter International, Inc., Sr. Unsec’d. Notes	2.400%		08/15/22		870	824,371
Becton, Dickinson and Co., Sr. Unsec’d. Notes	1.450%		05/15/17		997	996,270
Becton, Dickinson and Co., Sr. Unsec’d. Notes	1.800%		12/15/17		399	399,049
Becton, Dickinson and Co., Sr. Unsec’d. Notes	2.675%		12/15/19		1,358	1,359,027
Becton, Dickinson and Co., Sr. Unsec’d. Notes	3.125%		11/08/21		692	686,018
Becton, Dickinson and Co., Sr. Unsec’d. Notes	4.685%		12/15/44		179	173,208
Boston Scientific Corp., Sr. Unsec’d. Notes	2.650%		10/01/18		994	1,008,319
Boston Scientific Corp., Sr. Unsec’d. Notes	2.850%		05/15/20		1,103	1,095,218
Boston Scientific Corp., Sr. Unsec’d. Notes	3.850%		05/15/25		1,235	1,198,260
Medtronic, Inc., Gtd. Notes	3.125%		03/15/22		851	862,346
Medtronic, Inc., Gtd. Notes	3.625%		03/15/24		1,071	1,097,930
Medtronic, Inc., Gtd. Notes	4.625%		03/15/44		1,241	1,251,011
Medtronic, Inc., Gtd. Notes, 144A	2.500%		03/15/20		924	925,543
Medtronic, Inc., Gtd. Notes, 144A	4.625%		03/15/45		712	720,792
Zimmer Biomet Holdings, Inc., Sr. Unsec’d. Notes	3.550%		04/01/25		434	419,325
Zimmer Biomet Holdings, Inc., Sr. Unsec’d. Notes	4.250%		08/15/35		1,017	939,974

						13,956,661

Health Care Providers & Services — 0.9%
Aetna, Inc., Sr. Unsec’d. Notes	4.125%		11/15/42		353	312,806
Aetna, Inc., Sr. Unsec’d. Notes	4.500%		05/15/42		753	700,440
Anthem, Inc., Sr. Unsec’d. Notes	2.300%		07/15/18		3,748	3,770,297
Anthem, Inc., Sr. Unsec’d. Notes	3.300%		01/15/23		1,711	1,644,435
Anthem, Inc., Sr. Unsec’d. Notes	4.650%		08/15/44		496	453,664
Care UK Health & Social Care PLC (United Kingdom), Sr. Sec’d. Notes, RegS	5.582%	(c)	07/15/19	GBP	100	152,410

SEE NOTES TO FINANCIAL STATEMENTS.

A126

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
Health Care Providers & Services (continued)
Cigna Corp., Sr. Unsec’d. Notes	3.250%	04/15/25		1,921	$1,842,662
HCA Holdings, Inc., Sr. Unsec’d. Notes	6.250%	02/15/21		700	754,250
HCA, Inc., Gtd. Notes	5.375%	02/01/25		3,070	3,120,041
HCA, Inc., Gtd. Notes	7.500%	02/15/22		8,385	9,632,269
HCA, Inc., Sr. Sec’d. Notes	5.250%	04/15/25		1,504	1,564,160
Kindred Helathcare, Inc., Gtd. Notes, 144A	8.000%	01/15/20		5,510	5,895,700
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	2.625%	02/01/20		745	739,226
Omnicare, Inc., Gtd. Notes	4.750%	12/01/22		1,795	1,902,700
Tenet Healthcare Corp., Sr. Sec’d. Notes	4.750%	06/01/20		707	718,047
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	2.875%	12/15/21		838	837,909
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.950%	10/15/42		1,139	1,030,555

					35,071,571

Hotels, Restaurants & Leisure
Cirsa Funding Luxembourg SA (Spain), Gtd. Notes, RegS	5.875%	05/15/23	EUR	100	107,594
Gala Group Finance PLC (United Kingdom), Sr. Sec’d. Notes, RegS	8.875%	09/01/18	GBP	90	148,129
Intralot Capital Luxembourg SA (Greece), Gtd. Notes, RegS	6.000%	05/15/21	EUR	100	95,097
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	4.600%	05/26/45		291	283,902
PortAventura Entertainment Barcelona BV (Spain), Sr. Sec’d. Notes, RegS	7.250%	12/01/20	EUR	100	116,138
Punch Taverns Finance B Ltd (United Kingdom), Sr. Sec’d. Notes	5.267%	03/30/24	GBP	64	94,842

					845,702

Household Durables — 0.1%
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	2.875%	12/01/19		2,095	2,117,402

Household Products — 0.1%
Kimberly-Clark Corp., Sr. Unsec’d. Notes	1.900%	05/22/19		1,894	1,889,636
Kimberly-Clark Corp., Sr. Unsec’d. Notes	2.650%	03/01/25		410	396,318

					2,285,954

Independent Power & Renewable Electricity Producers — 0.4%
Dynegy, Inc., Gtd. Notes, 144A	6.750%	11/01/19		14,860	15,461,830

Industrial Conglomerates
Gala Electric Casinos PLC (United Kingdom), Sec’d. Notes, RegS	11.500%	06/01/19	GBP	100	167,101
General Electric Co., Sr. Unsec’d. Notes	4.500%	03/11/44		1,555	1,579,242

					1,746,343

Insurance — 0.5%
Allstate Corp. (The), Sr. Unsec’d. Notes	3.150%	06/15/23		625	625,801
American International Group, Inc., Sr. Unsec’d. Notes	3.375%	08/15/20		1,095	1,133,399
American International Group, Inc., Sr. Unsec’d. Notes	3.875%	01/15/35		611	551,875
American International Group, Inc., Sr. Unsec’d. Notes	4.375%	01/15/55		585	521,022
American International Group, Inc., Sr. Unsec’d. Notes	4.500%	07/16/44		753	716,287
Aon PLC, Gtd. Notes	4.750%	05/15/45		220	212,055

SEE NOTES TO FINANCIAL STATEMENTS.

A127

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
Insurance (continued)
Berkshire Hathaway Finance Corp., Gtd. Notes	4.300%		05/15/43		518	$501,345
Lincoln National Corp., Sr. Unsec’d. Notes	3.350%		03/09/25		324	314,285
Loews Corp., Sr. Unsec’d. Notes	2.625%		05/15/23		625	597,607
Manulife Financial Corp. (Canada), Sr. Unsec’d. Notes	3.400%		09/17/15		1,244	1,250,369
MetLife, Inc., Jr. Sub. Notes	5.250%	(c)	12/29/49		477	472,826
MetLife, Inc., Sr. Unsec’d. Notes	4.050%		03/01/45		1,594	1,464,075
Metropolitan Life Global Funding I, Sec’d. Notes, 144A	1.300%		04/10/17		7,214	7,230,304
Metropolitan Life Global Funding I, Sec’d. Notes, 144A	2.300%		04/10/19		3,038	3,056,899
Travelers Cos., Inc. (The), Sr. Unsec’d. Notes	4.600%		08/01/43		926	958,180
XLIT Ltd. (Ireland), Gtd. Notes	2.300%		12/15/18		959	965,460

						20,571,789

Internet & Catalog Retail — 0.2%
Alibaba Group Holding Ltd. (China), Gtd. Notes, 144A	4.500%		11/28/34		5,480	5,265,354
Amazon.com, Inc., Sr. Unsec’d. Notes	2.600%		12/05/19		1,347	1,355,438
QVC, Inc., Sr. Sec’d. Notes	3.125%		04/01/19		525	521,471
QVC, Inc., Sr. Sec’d. Notes	5.125%		07/02/22		884	910,323

						8,052,586

Internet Software & Services — 0.5%
Tencent Holdings Ltd. (China), Sr. Unsec’d. Notes, 144A	3.375%		03/05/18		15,885	16,392,843
Tencent Holdings Ltd. (China), Sr. Unsec’d. Notes, 144A	3.375%		05/02/19		3,135	3,218,770

						19,611,613

IT Services — 0.1%
First Data Corp., Sec’d. Notes, PIK, 144A	8.750%		01/15/22		1,740	1,849,837
First Data Corp., Sr. Sec’d. Notes, 144A	7.375%		06/15/19		971	1,009,355
IHS, Inc., Gtd. Notes, 144A	5.000%		11/01/22		1,846	1,834,463

						4,693,655

Life Sciences Tools & Services
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	3.300%		02/15/22		851	840,943

Machinery — 0.3%
Caterpillar, Inc., Sr. Unsec’d. Notes	4.750%		05/15/64		1,242	1,215,735
Ferreycorp SAA (Peru), Gtd. Notes, 144A	4.875%		04/26/20		6,015	5,999,361
Gates Global LLC/Gates Global Co., Gtd. Notes, RegS	5.750%		07/15/22	EUR	100	102,580
Ingersoll-Rand Luxembourg Finance SA, Gtd. Notes	2.625%		05/01/20		839	835,339
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	3.350%		06/12/24		1,521	1,550,276
Rockwell Automation, Inc., Sr. Unsec’d. Notes	2.875%		03/01/25		885	858,276

						10,561,567

Media — 1.9%
21st Century Fox America, Inc., Gtd. Notes	3.700%		09/15/24		550	554,107
21st Century Fox America, Inc., Gtd. Notes	4.750%		09/15/44		385	376,442
Altice SA (Luxembourg), Gtd. Notes, RegS	6.250%		02/15/25	EUR	100	105,911

SEE NOTES TO FINANCIAL STATEMENTS.

A128

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
Media (continued)
Altice US Finance I Corp., Sr. Sec’d. Notes, 144A	5.375%	07/15/23		1,010	$984,750
CBS Corp., Gtd. Notes	2.300%	08/15/19		1,113	1,099,985
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	5.250%	09/30/22		3,180	3,132,300
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	5.750%	01/15/24		6,945	6,979,725
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	6.500%	11/15/22		2,115	2,202,244
Comcast Corp., Gtd. Notes	3.375%	08/15/25		994	980,886
Comcast Corp., Gtd. Notes	4.400%	08/15/35		1,525	1,514,282
Comcast Corp., Gtd. Notes	4.600%	08/15/45		495	490,751
Comcast Corp., Gtd. Notes	4.750%	03/01/44		679	689,283
Cox Communications, Inc., Sr. Unsec’d. Notes, 144A	8.375%	03/01/39		411	523,944
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	4.600%	02/15/21		2,616	2,786,945
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	5.150%	03/15/42		622	585,179
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	6.375%	03/01/41		561	603,465
Discovery Communications LLC, Gtd. Notes	3.450%	03/15/25		680	638,074
DISH DBS Corp., Gtd. Notes	5.000%	03/15/23		4,985	4,611,125
DISH DBS Corp., Gtd. Notes	5.875%	11/15/24		4,820	4,630,213
Interpublic Group of Cos., Inc. (The), Sr. Unsec’d. Notes	3.750%	02/15/23		572	565,955
Interpublic Group of Cos., Inc. (The), Sr. Unsec’d. Notes	4.000%	03/15/22		815	833,641
Myriad International Holdings BV (South Africa), Series 144A, Gtd. Notes, 144A	6.000%	07/18/20		10,394	11,269,695
NBCUniversal Enterprise, Inc., Jr. Sub. Notes, 144A	5.250%	03/29/49		1,372	1,459,465
NBCUniversal Media LLC, Gtd. Notes	4.450%	01/15/43		791	760,227
Numericable-SFR SAS (France), Sr. Sec’d. Notes, RegS	5.375%	05/15/22	EUR	100	113,157
Omnicom Group, Inc., Gtd. Notes	3.650%	11/01/24		403	395,747
Regal Entertainment Group, Sr. Unsec’d. Notes	5.750%	03/15/22		1,415	1,430,848
Regal Entertainment Group, Sr. Unsec’d. Notes	5.750%	06/15/23		1,920	1,929,600
Scripps Networks Interactive, Inc., Sr. Unsec’d. Notes	2.750%	11/15/19		1,443	1,446,079
Time Warner Cable, Inc., Gtd. Notes	4.000%	09/01/21		244	250,499
Time Warner Cable, Inc., Gtd. Notes	4.125%	02/15/21		1,736	1,792,325
Time Warner Cable, Inc., Gtd. Notes	5.000%	02/01/20		841	907,955
Time Warner Cable, Inc., Gtd. Notes	5.500%	09/01/41		1,188	1,108,008
Time Warner Cable, Inc., Gtd. Notes	5.875%	11/15/40		3,720	3,601,451
Time Warner Cable, Inc., Gtd. Notes	6.550%	05/01/37		3,485	3,627,969
Time Warner Cable, Inc., Gtd. Notes	6.750%	06/15/39		2,020	2,156,653
Time Warner, Inc., Gtd. Notes	2.100%	06/01/19		2,431	2,415,028
Time Warner, Inc., Gtd. Notes	3.600%	07/15/25		1,157	1,125,392
Time Warner, Inc., Gtd. Notes	4.650%	06/01/44		936	889,807
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes, RegS	4.000%	01/15/25	EUR	100	113,715
Viacom, Inc., Sr. Unsec’d. Notes	2.750%	12/15/19		838	837,933
Viacom, Inc., Sr. Unsec’d. Notes	4.500%	03/01/21		863	912,951
Vougeot Bidco PLC (United Kingdom), Gtd. Notes, RegS	7.875%	07/15/20	GBP	100	166,558

SEE NOTES TO FINANCIAL STATEMENTS.

A129

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
Media (continued)
Ziggo Bond Finance BV (Netherlands), Sr. Unsec’d. Notes, RegS	4.625%	01/15/25	EUR	100	$110,370

					73,710,639

Metals & Mining — 1.4%
Anglo American Capital PLC (United Kingdom), Gtd. Notes, 144A	3.625%	05/14/20		2,572	2,572,296
Anglo American Capital PLC (United Kingdom), Gtd. Notes, 144A	4.875%	05/14/25		6,299	6,136,851
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	7.500%	03/01/41		2,855	2,797,900
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	7.750%	10/15/39		5,191	5,165,045
Bilbao Luxembourg SA (Luxembourg), Sr. Sec’d. Notes, RegS, PIK	10.500%	12/01/18	EUR	100	119,206
Freeport-McMoRan, Inc., Gtd. Notes	2.375%	03/15/18		6,360	6,311,314
Freeport-McMoRan, Inc., Gtd. Notes	4.000%	11/14/21		1,323	1,299,153
Freeport-McMoRan, Inc., Gtd. Notes	5.400%	11/14/34		629	542,605
Freeport-McMoRan, Inc., Sr. Unsec’d. Notes	3.550%	03/01/22		4,520	4,183,839
Goldcorp, Inc. (Canada), Sr. Unsec’d. Notes	2.125%	03/15/18		2,895	2,901,685
Newmont Mining Corp., Gtd. Notes	3.500%	03/15/22		953	909,487
Novelis, Inc., Gtd. Notes	8.750%	12/15/20		2,997	3,169,327
Nucor Corp., Sr. Unsec’d. Notes	5.200%	08/01/43		435	445,068
Samarco Mineracao SA (Brazil), Sr. Unsec’d. Notes, 144A	4.125%	11/01/22		610	561,200
Samarco Mineracao SA (Brazil), Sr. Unsec’d. Notes, 144A	5.375%	09/26/24		5,575	5,324,125
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	5.875%	04/23/45		11,215	10,667,708
Steel Dynamics, Inc., Gtd. Notes	5.250%	04/15/23		1,290	1,280,325
Steel Dynamics, Inc., Gtd. Notes	6.375%	08/15/22		481	503,246

					54,890,380

Multiline Retail — 0.2%
Lotte Shopping Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	3.375%	05/09/17		1,000	1,029,957
Macy’s Retail Holdings, Inc., Gtd. Notes	4.500%	12/15/34		676	648,600
SACI Falabella (Chile), Sr. Unsec’d. Notes, 144A	3.750%	04/30/23		2,270	2,212,678
SACI Falabella (Chile), Sr. Unsec’d. Notes, 144A	4.375%	01/27/25		3,880	3,860,317
Target Corp., Sr. Unsec’d. Notes	3.500%	07/01/24		473	482,836
Target Corp., Sr. Unsec’d. Notes	4.000%	07/01/42		600	566,980

					8,801,368

Multi-Utilities — 0.1%
NiSource Finance Corp., Gtd. Notes	3.850%	02/15/23		944	971,363
Puget Sound Energy, Inc., First Mortgage	4.300%	05/20/45		1,167	1,160,466
Sempra Energy, Sr. Unsec’d. Notes	2.875%	10/01/22		432	418,858

					2,550,687

Oil, Gas & Consumable Fuels — 6.0%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	4.500%	07/15/44		593	544,997
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	7.950%	06/15/39		593	776,118
BP Capital Markets PLC (United Kingdom), Gtd. Notes	2.237%	05/10/19		2,197	2,213,583
CE Energy AS (Czech Republic), Sr. Sec’d. Notes, RegS	7.000%	02/01/21	EUR	100	114,830
Chevron Corp., Sr. Unsec’d. Notes	1.961%	03/03/20		2,207	2,188,905
Chevron Corp., Sr. Unsec’d. Notes	2.193%	11/15/19		420	422,331

SEE NOTES TO FINANCIAL STATEMENTS.

A130

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
Oil, Gas & Consumable Fuels (continued)
CNPC General Capital Ltd. (Hong Kong), Gtd. Notes, 144A	3.950%	04/19/22		5,290	$5,385,680
Continental Resources, Inc., Gtd. Notes	3.800%	06/01/24		655	597,883
Continental Resources, Inc., Gtd. Notes	4.900%	06/01/44		793	667,870
Devon Energy Corp., Sr. Unsec’d. Notes	5.600%	07/15/41		604	632,360
Dolphin Energy Ltd. (United Arab Emirates), Sr. Sec’d. Notes, 144A	5.500%	12/15/21		5,345	6,054,410
Ecopetrol SA (Colombia), Sr. Unsec’d. Notes	5.375%	06/26/26		5,425	5,370,750
Energy Transfer Partners LP, Sr. Unsec’d. Notes	4.150%	10/01/20		707	726,626
Energy Transfer Partners LP, Sr. Unsec’d. Notes	4.650%	06/01/21		2,070	2,124,532
Energy Transfer Partners LP, Sr. Unsec’d. Notes	4.900%	03/15/35		653	589,208
Energy Transfer Partners LP, Sr. Unsec’d. Notes	5.150%	02/01/43		558	496,925
Energy Transfer Partners LP, Sr. Unsec’d. Notes	6.050%	06/01/41		8,220	8,068,283
Energy Transfer Partners LP, Sr. Unsec’d. Notes	6.500%	02/01/42		3,430	3,533,404
Energy Transfer Partners LP, Sr. Unsec’d. Notes	6.625%	10/15/36		446	470,166
Ensco PLC, Sr. Unsec’d. Notes	4.500%	10/01/24		3,330	3,181,339
Ensco PLC, Sr. Unsec’d. Notes	5.750%	10/01/44		2,788	2,484,571
Enterprise Products Operating LLC, Gtd. Notes	3.700%	02/15/26		546	528,672
Enterprise Products Operating LLC, Gtd. Notes	3.900%	02/15/24		700	702,907
Enterprise Products Operating LLC, Gtd. Notes	4.450%	02/15/43		1,595	1,441,510
EOG Resources, Inc., Sr. Unsec’d. Notes	3.900%	04/01/35		1,186	1,122,725
Exxon Mobil Corp., Sr. Unsec’d. Notes	1.819%	03/15/19		1,924	1,926,493
Kinder Morgan Energy Partners LP, Gtd. Notes	3.500%	03/01/21		5,953	5,869,670
Kinder Morgan Energy Partners LP, Gtd. Notes	4.300%	05/01/24		9,040	8,921,070
Kinder Morgan Energy Partners LP, Gtd. Notes	4.700%	11/01/42		914	763,467
Kinder Morgan Energy Partners LP, Gtd. Notes	5.625%	09/01/41		230	215,693
Kinder Morgan, Inc., Gtd. Notes	3.050%	12/01/19		2,143	2,140,628
Kinder Morgan, Inc., Gtd. Notes, 144A	5.625%	11/15/23		335	356,353
Laredo Petroleum, Inc., Gtd. Notes	7.375%	05/01/22		234	246,285
Linn Energy LLC/Linn Energy Finance Corp., Gtd. Notes	6.250%	11/01/19		1,745	1,365,463
Marathon Petroleum Corp., Sr. Unsec’d. Notes	4.750%	09/15/44		481	439,007
MEG Energy Corp. (Canada), Gtd. Notes, 144A	6.500%	03/15/21		325	312,813
MEG Energy Corp. (Canada), Gtd. Notes, 144A	7.000%	03/31/24		2,598	2,490,832
Newfield Exploration Co., Sr. Unsec’d. Notes	5.375%	01/01/26		3,205	3,172,950
Noble Energy, Inc., Sr. Unsec’d. Notes	4.150%	12/15/21		1,136	1,183,447
Occidental Petroleum Corp., Sr. Unsec’d. Notes	3.125%	02/15/22		1,056	1,058,641
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, 144A	5.375%	01/26/19		10,320	8,477,880
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, 144A	7.250%	12/12/21		1,215	996,300
Pan American Energy LLC (Argentina), Gtd. Notes, 144A	7.875%	05/07/21		2,705	2,769,244
Peabody Energy Corp., Gtd. Notes	6.000%	11/15/18		220	105,600
Pertamina Persero PT (Indonesia), Sr. Unsec’d. Notes, 144A	5.625%	05/20/43		7,220	6,407,750
Pertamina Persero PT (Indonesia), Series 144A, Sr. Unsec’d. Notes, 144A	6.450%	05/30/44		10,465	10,308,025
Petrobras Global Finance BV (Brazil), Gtd. Notes	5.375%	01/27/21		5,230	5,030,214
Petrobras Global Finance BV (Brazil), Gtd. Notes	5.625%	05/20/43		2,550	1,970,895
Petrobras Global Finance BV (Brazil), Gtd. Notes	6.750%	01/27/41		6,180	5,412,011
Petrobras Global Finance BV (Brazil), Gtd. Notes	6.850%	06/05/15		9,425	7,731,893
Petrobras Global Finance BV (Brazil), Gtd. Notes, MTN	6.250%	12/14/26	GBP	100	139,322
Petroleos Mexicanos (Mexico), Gtd. Notes	8.000%	05/03/19		4,795	5,617,822
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A	3.500%	07/23/20		8,555	8,648,934
Phillips 66, Gtd. Notes	4.875%	11/15/44		509	486,163

SEE NOTES TO FINANCIAL STATEMENTS.

A131

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Oil, Gas & Consumable Fuels (continued)
Phillips 66, Gtd. Notes	5.875%	05/01/42	4,620	$5,033,707
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	2.600%	12/15/19	2,375	2,364,928
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	2.850%	01/31/23	2,149	2,016,957
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	4.900%	02/15/45	605	570,407
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	5.150%	06/01/42	446	431,271
QEP Resources, Inc., Sr. Unsec’d. Notes	5.250%	05/01/23	3,725	3,566,687
QEP Resources, Inc., Sr. Unsec’d. Notes	5.375%	10/01/22	1,950	1,883,115
Range Resources Corp., Gtd. Notes	5.000%	03/15/23	2,605	2,552,900
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes	5.000%	10/01/22	1,305	1,325,615
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes	5.500%	04/15/23	2,894	2,945,513
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes	5.875%	03/01/22	3,065	3,262,735
Rowan Cos., Inc., Gtd. Notes	4.750%	01/15/24	7,090	6,775,317
Sabine Pass Liquefaction LLC, Sr. Sec’d. Notes	5.625%	02/01/21	1,749	1,783,980
Sabine Pass Liquefaction LLC, Sr. Sec’d. Notes	5.625%	04/15/23	377	375,703
Sabine Pass LNG LP, Sr. Sec’d. Notes	7.500%	11/30/16	2,184	2,298,682
Shell International Finance BV (Netherlands), Gtd. Notes	2.125%	05/11/20	2,509	2,503,613
Shell International Finance BV (Netherlands), Gtd. Notes	3.625%	08/21/42	555	485,378
Shell International Finance BV (Netherlands), Gtd. Notes	4.125%	05/11/35	2,230	2,182,989
SM Energy Co., Sr. Unsec’d. Notes	5.625%	06/01/25	1,420	1,405,516
SM Energy Co., Sr. Unsec’d. Notes	6.500%	11/15/21	630	656,775
SM Energy Co., Sr. Unsec’d. Notes	6.500%	01/01/23	1,845	1,891,125
SM Energy Co., Sr. Unsec’d. Notes, 144A	6.125%	11/15/22	4,520	4,645,204
Spectra Energy Partners LP, Sr. Unsec’d. Notes	3.500%	03/15/25	1,154	1,105,148
Statoil ASA (Norway), Gtd. Notes	2.900%	11/08/20	2,399	2,457,922
Sunoco Logistics Partners Operations LP, Gtd. Notes	3.450%	01/15/23	1,137	1,076,016
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes, 144A	4.125%	11/15/19	6,745	6,677,550
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes, 144A	6.250%	10/15/22	2,635	2,727,225
Thai Oil PCL (Thailand), Sr. Unsec’d. Notes, 144A	4.875%	01/23/43	10,630	9,858,177
TransCanada PipeLines Ltd. (Canada), Sr. Unsec’d. Notes	1.875%	01/12/18	541	544,576
TransCanada PipeLines Ltd. (Canada), Sr. Unsec’d. Notes	2.500%	08/01/22	664	629,875
TransCanada PipeLines Ltd. (Canada), Sr. Unsec’d. Notes	4.625%	03/01/34	1,254	1,243,345
Valero Energy Corp., Sr. Unsec’d. Notes	3.650%	03/15/25	2,108	2,049,695
Western Gas Partners LP, Sr. Unsec’d. Notes	4.000%	07/01/22	988	991,424
Williams Partners LP, Sr. Unsec’d. Notes	4.000%	11/15/21	2,052	2,071,213
Williams Partners LP, Sr. Unsec’d. Notes	4.500%	11/15/23	347	348,603
Williams Partners LP, Sr. Unsec’d. Notes	4.900%	01/15/45	691	592,906
Woodside Finance Ltd. (Australia), Gtd. Notes, 144A	3.650%	03/05/25	657	630,964

				228,968,206

SEE NOTES TO FINANCIAL STATEMENTS.

A132

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
Paper & Forest Products — 0.2%
Celulosa Arauco y Constitucion SA (Chile), Sr. Unsec’d. Notes	4.500%	08/01/24		615	$623,891
Celulosa Arauco y Constitucion SA (Chile), Sr. Unsec’d. Notes	4.750%	01/11/22		590	614,951
Celulosa Arauco y Constitucion SA (Chile), Sr. Unsec’d. Notes	5.000%	01/21/21		4,865	5,163,147
International Paper Co., Sr. Unsec’d. Notes	3.650%	06/15/24		716	705,695
International Paper Co., Sr. Unsec’d. Notes	4.800%	06/15/44		497	460,871

					7,568,555

Pharmaceuticals — 2.0%
Abbott Laboratories, Sr. Unsec’d. Notes	2.550%	03/15/22		1,700	1,660,897
Abbott Laboratories, Sr. Unsec’d. Notes	2.950%	03/15/25		1,185	1,139,207
AbbVie, Inc., Sr. Unsec’d. Notes	2.500%	05/14/20		1,677	1,659,796
AbbVie, Inc., Sr. Unsec’d. Notes	2.900%	11/06/22		1,349	1,306,237
AbbVie, Inc., Sr. Unsec’d. Notes	4.400%	11/06/42		1,147	1,085,272
AbbVie, Inc., Sr. Unsec’d. Notes	4.500%	05/14/35		1,523	1,489,955
Actavis Funding SCS, Gtd. Notes	2.350%	03/12/18		8,677	8,722,806
Actavis Funding SCS, Gtd. Notes	3.000%	03/12/20		8,365	8,383,972
Actavis Funding SCS, Gtd. Notes	4.550%	03/15/35		3,990	3,793,580
Actavis Funding SCS, Gtd. Notes	4.750%	03/15/45		4,805	4,574,619
AmerisourceBergen Corp., Sr. Unsec’d. Notes	1.150%	05/15/17		2,607	2,602,550
AmerisourceBergen Corp., Sr. Unsec’d. Notes	3.250%	03/01/25		307	295,341
AmerisourceBergen Corp., Sr. Unsec’d. Notes	4.250%	03/01/45		307	278,692
Baxalta, Inc., Sr. Unsec’d. Notes, 144A	4.000%	06/23/25		998	990,578
Bristol-Myers Squibb Co., Sr. Unsec’d. Notes	4.500%	03/01/44		653	675,973
Eli Lilly & Co., Sr. Unsec’d. Notes	2.750%	06/01/25		207	199,974
Eli Lilly & Co., Sr. Unsec’d. Notes	3.700%	03/01/45		470	426,385
Express Scripts Holding Co., Gtd. Notes	1.250%	06/02/17		1,044	1,039,109
Express Scripts Holding Co., Gtd. Notes	3.900%	02/15/22		631	647,954
GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes	2.850%	05/08/22		861	853,459
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Gtd. Notes, 144A	4.875%	04/15/20		4,065	4,136,341
Merck & Co., Inc., Sr. Unsec’d. Notes	3.700%	02/10/45		1,507	1,346,306
Mylan, Inc., Gtd. Notes, 144A	3.125%	01/15/23		1,272	1,213,725
Novartis Capital Corp. (Switzerland), Gtd. Notes	4.400%	04/24/20		1,300	1,434,771
Pfizer, Inc., Sr. Unsec’d. Notes	4.300%	06/15/43		642	627,334
Pfizer, Inc., Sr. Unsec’d. Notes	4.400%	05/15/44		501	494,248
Quintiles Transnational Corp., Gtd. Notes, 144A	4.875%	05/15/23		2,985	2,999,925
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A	2.875%	09/29/21		1,035	1,043,530
Teva Pharmaceutical Finance Co. BV (Israel), Gtd. Notes	3.650%	11/10/21		352	358,756
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.500%	03/01/23		1,415	1,429,150
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.625%	12/01/21		7,597	7,767,933
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	6.375%	10/15/20		8,595	9,051,609
Valeant Pharmaceuticals International, Inc., Sr. Unsec’d. Notes, 144A	6.125%	04/15/25		1,626	1,672,747
Valeant Pharmaceuticals International, Inc., Sr. Unsec’d. Notes, RegS	4.500%	05/15/23	EUR	100	107,962
Zoetis, Inc., Sr. Unsec’d. Notes	3.250%	02/01/23		575	557,064

					76,067,757

SEE NOTES TO FINANCIAL STATEMENTS.

A133

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
Professional Services
TMF Group Holding BV (Netherlands), Gtd. Notes, RegS	9.875%	12/01/19	EUR	100	$119,075

Real Estate Investment Trusts (REITs) — 0.2%
American Tower Corp., Sr. Unsec’d. Notes	3.450%	09/15/21		742	738,423
American Tower Corp., Sr. Unsec’d. Notes	3.500%	01/31/23		208	199,797
American Tower Corp., Sr. Unsec’d. Notes	5.000%	02/15/24		201	212,485
Crown Castle International Corp., Sr. Unsec’d. Notes	5.250%	01/15/23		976	983,076
ERP Operating LP, Sr. Unsec’d. Notes	3.375%	06/01/25		548	536,595
HCP, Inc., Sr. Unsec’d. Notes	4.000%	06/01/25		1,187	1,162,077
Omega Healthcare Investors, Inc., Gtd. Notes, 144A	4.500%	04/01/27		512	491,126
Simon Property Group LP, Sr. Unsec’d. Notes	3.375%	10/01/24		821	815,720
Simon Property Group LP, Sr. Unsec’d. Notes	4.250%	10/01/44		605	574,523
Ventas Realty LP, Gtd. Notes	3.750%	05/01/24		1,120	1,103,697

					6,817,519

Real Estate Management & Development — 0.1%
CBRE Services, Inc., Gtd. Notes	5.000%	03/15/23		2,350	2,373,500

Road & Rail — 0.2%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.000%	03/15/23		860	840,201
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.150%	04/01/45		371	342,175
CSX Corp., Sr. Unsec’d. Notes	4.100%	03/15/44		591	541,211
GATX Corp., Sr. Unsec’d. Notes	2.600%	03/30/20		821	810,093
Norfolk Southern Corp., Sr. Unsec’d. Notes	4.450%	06/15/45		579	555,526
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	3.375%	02/01/22		1,342	1,300,858
Ryder System, Inc., Sr. Unsec’d. Notes, MTN	2.450%	09/03/19		1,849	1,845,215
Union Pacific Corp., Sr. Unsec’d. Notes	3.375%	02/01/35		324	288,031
Union Pacific Corp., Sr. Unsec’d. Notes	3.875%	02/01/55		1,346	1,183,650

					7,706,960

Semiconductors & Semiconductor Equipment — 0.3%
KLA-Tencor Corp., Sr. Unsec’d. Notes	3.375%	11/01/19		1,455	1,494,559
Micron Technology, Inc., Sr. Unsec’d. Notes, 144A	5.250%	08/01/23		10,950	10,498,313

					11,992,872

Software — 0.2%
Adobe Systems, Inc., Sr. Unsec’d. Notes	3.250%	02/01/25		617	595,680
Microsoft Corp., Sr. Unsec’d. Notes	3.500%	02/12/35		1,416	1,294,502
Microsoft Corp., Sr. Unsec’d. Notes	3.750%	02/12/45		723	651,886
Oracle Corp., Sr. Unsec’d. Notes	2.800%	07/08/21		3,218	3,257,192
Oracle Corp., Sr. Unsec’d. Notes	4.300%	07/08/34		1,122	1,106,452
Oracle Corp., Sr. Unsec’d. Notes	4.375%	05/15/55		1,795	1,667,909

					8,573,621

Specialty Retail — 0.2%
GameStop Corp., Gtd. Notes, 144A	5.500%	10/01/19		5,940	6,103,350
Hema Bondco I BV (Netherlands), Sr. Sec’d. Notes, RegS	6.250%	06/15/19	EUR	100	92,533
Home Depot, Inc. (The), Sr. Unsec’d. Notes	4.400%	03/15/45		306	305,559

SEE NOTES TO FINANCIAL STATEMENTS.

A134

AST BLACKROCK /LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
Specialty Retail (continued)
Home Depot, Inc. (The), Sr. Unsec’d. Notes	5.400%	09/15/40		330	$375,906
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	4.250%	09/15/44		518	500,853
Magnolia BC SA (Luxembourg), Sr. Sec’d. Notes, RegS	9.000%	08/01/20	EUR	100	118,453
Unique Pub Finance Co. PLC (The) (United Kingdom), Asset Backed	6.464%	03/30/32	GBP	100	139,839

					7,636,493

Technology Hardware, Storage & Peripherals — 0.5%
Apple, Inc., Sr. Unsec’d. Notes	2.000%	05/06/20		6,069	6,033,824
Apple, Inc., Sr. Unsec’d. Notes	2.100%	05/06/19		3,180	3,212,010
Apple, Inc., Sr. Unsec’d. Notes	3.450%	02/09/45		487	412,744
Cisco Systems, Inc., Sr. Unsec’d. Notes	2.125%	03/01/19		495	498,442
Hewlett-Packard Co., Sr. Unsec’d. Notes	2.750%	01/14/19		5,140	5,195,769
Hewlett-Packard Co., Sr. Unsec’d. Notes	3.750%	12/01/20		2,362	2,434,055

					17,786,844

Textiles, Apparel & Luxury Goods
Wolverine World Wide, Inc., Gtd. Notes	6.125%	10/15/20		1,245	1,319,700

Thrifts & Mortgage Finance
Quicken Loans, Inc., Gtd. Notes, 144A	5.750%	05/01/25		1,970	1,886,275

Tobacco — 0.6%
Altria Group, Inc., Gtd. Notes	2.625%	01/14/20		897	893,513
Altria Group, Inc., Gtd. Notes	2.850%	08/09/22		577	554,619
Altria Group, Inc., Gtd. Notes	4.250%	08/09/42		345	306,188
Lorillard Tobacco Co., Gtd. Notes	3.750%	05/20/23		280	272,140
Philip Morris International, Inc., Sr. Unsec’d. Notes	1.125%	08/21/17		1,894	1,890,638
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.125%	03/04/43		554	511,117
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.875%	11/15/43		874	904,279
Reynolds American, Inc., Gtd. Notes	2.300%	06/12/18		646	650,829
Reynolds American, Inc., Gtd. Notes	3.250%	06/12/20		509	515,567
Reynolds American, Inc., Gtd. Notes	3.250%	11/01/22		844	812,904
Reynolds American, Inc., Gtd. Notes	4.450%	06/12/25		3,485	3,550,591
Reynolds American, Inc., Gtd. Notes	4.750%	11/01/42		3,629	3,292,164
Reynolds American, Inc., Gtd. Notes	6.150%	09/15/43		6,890	7,399,398

					21,553,947

Trading Companies & Distributors — 0.1%
United Rentals North America, Inc., Gtd. Notes	7.375%	05/15/20		1,543	1,646,366
United Rentals North America, Inc., Gtd. Notes	7.625%	04/15/22		670	725,275

					2,371,641

Transportation Infrastructure
Silk Bidco AS (United Kingdom), Sr. Sec’d. Notes, RegS	7.500%	02/01/22	EUR	100	113,854
WFS Global Holding SAS (France), Sr. Sec’d. Notes, RegS	9.500%	07/15/22	EUR	100	112,600

					226,454

Wireless Telecommunication Services — 1.0%
America Movil SAB de CV (Mexico), Gtd. Notes	2.375%	09/08/16		2,992	3,029,759

SEE NOTES TO FINANCIAL STATEMENTS.

A135

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
Wireless Telecommunication Services (continued)
Bharti Airtel International Netherlands BV (India), Gtd. Notes, 144A	5.125%	03/11/23		6,500	$6,785,987
Bharti Airtel Ltd. (India), Sr. Unsec’d. Notes, 144A	4.375%	06/10/25		6,010	5,921,142
MTN Mauritius Investments Ltd. (South Africa), Gtd. Notes, 144A	4.755%	11/11/24		5,275	5,235,437
SoftBank Corp. (Japan), Gtd. Notes, 144A	4.500%	04/15/20		9,990	10,027,463
Sprint Communications, Inc., Gtd. Notes, 144A	9.000%	11/15/18		4,655	5,256,705
Sprint Corp., Gtd. Notes	7.875%	09/15/23		1,393	1,358,593
T-Mobile USA, Inc., Gtd. Notes	6.633%	04/28/21		440	456,500
T-Mobile USA, Inc., Gtd. Notes	6.731%	04/28/22		422	439,935
T-Mobile USA, Inc., Gtd. Notes	6.836%	04/28/23		134	140,867
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes	2.500%	09/26/22		744	682,437

					39,334,825

TOTAL CORPORATE BONDS (cost $1,601,133,009)					1,566,835,657

FOREIGN GOVERNMENT BONDS — 4.2%
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	4.250%	01/07/25		5,531	5,340,181
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	5.625%	01/07/41		813	776,415
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.000%	02/26/24		3,839	3,819,805
Deutsche Bundesrepublik Inflation Linked Bond, TIPS (Germany), Bonds	0.100%	04/15/26	EUR	7,415	8,970,077
Hellenic Republic Government Bond (Greece), Bonds	3.000%	02/24/24	EUR	14	6,584
Hellenic Republic Government Bond (Greece), Bonds	3.000%	02/24/25	EUR	14	6,447
Hellenic Republic Government Bond (Greece), Bonds	3.000%	02/24/26	EUR	14	6,204
Hellenic Republic Government Bond (Greece), Bonds	3.000%	02/24/27	EUR	14	6,119
Hellenic Republic Government Bond (Greece), Bonds	3.000%	02/24/28	EUR	14	6,189
Hellenic Republic Government Bond (Greece), Bonds	3.000%	02/24/29	EUR	14	6,087
Hellenic Republic Government Bond (Greece), Bonds	3.000%	02/24/30	EUR	14	6,068
Hellenic Republic Government Bond (Greece), Bonds	3.000%	02/24/31	EUR	14	6,055
Hellenic Republic Government Bond (Greece), Bonds	3.000%	02/24/32	EUR	14	5,959
Hellenic Republic Government Bond (Greece), Bonds	3.000%	02/24/33	EUR	14	5,800
Hellenic Republic Government Bond (Greece), Bonds	3.000%	02/24/34	EUR	14	5,940
Hellenic Republic Government Bond (Greece), Bonds	3.000%	02/24/35	EUR	14	5,814
Hellenic Republic Government Bond (Greece), Bonds	3.000%	02/24/36	EUR	14	5,885
Hellenic Republic Government Bond (Greece), Bonds	3.000%	02/24/37	EUR	14	5,961
Hellenic Republic Government Bond (Greece), Bonds	3.000%	02/24/38	EUR	14	5,947

SEE NOTES TO FINANCIAL STATEMENTS.

A136

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

FOREIGN GOVERNMENT BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
Hellenic Republic Government Bond (Greece), Bonds	3.000%	02/24/39	EUR	14	$5,822
Hellenic Republic Government Bond (Greece), Bonds	3.000%	02/24/40	EUR	14	5,933
Hellenic Republic Government Bond (Greece), Bonds	3.000%	02/24/41	EUR	14	5,917
Hellenic Republic Government Bond (Greece), Bonds	3.000%	02/24/42	EUR	14	5,956
Hellenic Republic Government Bond (Greece), Bonds, RegS	3.000%	02/24/23	EUR	14	6,844
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	5.250%	01/17/42		11,495	11,049,569
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	5.375%	10/17/23		1,135	1,221,544
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	5.875%	01/15/24		1,170	1,292,850
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	6.625%	02/17/37		323	364,990
Inter-American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	5.250%	07/19/16	BRL	4,790	1,432,024
International Finance Corp. (Supranational Bank), Sr. Unsec’d. Notes, MTN	10.000%	06/12/17	BRL	25	7,787
International Finance Corp. (Supranational Bank), Sr. Unsec’d. Notes, MTN	10.500%	04/17/18	BRL	84,950	26,594,861
Mexican Bonos (Mexico), Bonds	4.750%	06/14/18	MXN	52,200	3,334,639
Mexican Bonos (Mexico), Bonds	6.500%	06/10/21	MXN	724,000	47,965,443
Mexican Bonos (Mexico), Bonds	8.000%	12/07/23	MXN	75,000	5,392,170
Mexican Bonos (Mexico), Bonds	8.500%	12/13/18	MXN	16,500	1,170,649
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	4.000%	10/02/23		8,074	8,296,035
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	4.000%	03/15/15	EUR	4,150	4,011,386
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	5.550%	01/21/45		276	293,595
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	6.050%	01/11/40		82	93,070
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.750%	03/08/44		984	934,800
Perusahaan Penerbit SBSN Indonesia III (Indonesia), Gov’t. Gtd. Notes, 144A	4.325%	05/28/25		1,016	989,381
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	7.350%	07/21/25		1,416	1,847,880
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	3.900%	11/26/22	PHP	135,000	2,964,072
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	4.950%	01/15/21	PHP	228,000	5,309,381
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	6.250%	01/14/36	PHP	260,000	6,544,688
Russian Federal Bond (Russia), Bonds	7.000%	08/16/23	RUB	87,460	1,259,164
Russian Federal Bond (Russia), Bonds	7.600%	07/20/22	RUB	16,430	250,685
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes	4.625%	09/09/24	EUR	655	864,943
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, 144A	5.250%	02/18/24		1,293	1,409,370
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, 144A	5.500%	10/26/22		630	698,639

SEE NOTES TO FINANCIAL STATEMENTS.

A137

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

FOREIGN GOVERNMENT BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	5.750%	03/22/24	4,548	$4,923,210

TOTAL FOREIGN GOVERNMENT BONDS (cost $171,695,494)				159,544,834

MUNICIPAL BONDS — 1.2%
California — 0.4%
Bay Area Toll Authority, Revenue Bonds	5.000%	10/01/54	500	535,355
City of San Jose California Airport, Revenue Bonds	5.000%	03/01/37	395	408,248
County of Sacramento California Airport System, Revenue Bonds	5.250%	07/01/39	335	360,842
Los Angeles Community College District, General Obligation Unlimited, BABs	6.600%	08/01/42	420	560,620
Los Angeles Department of Water & Power, Revenue Bonds	5.000%	07/01/44	70	77,877
Los Angeles Unified School District, General Obligation Unlimited	5.000%	07/01/22	850	1,017,101
Orange County Sanitation District, Revenue Bonds	5.000%	02/01/29	440	519,882
Orange County Sanitation District, Revenue Bonds	5.000%	02/01/34	250	289,500
Regents of the University of California Medical Center, Series F, Revenue Bonds, BABs	6.583%	05/15/49	3,800	4,739,170
State of California, General Obligation Unlimited	5.000%	10/01/25	440	526,130
State of California, General Obligation Unlimited	5.000%	10/01/44	925	1,028,406
State of California, General Obligation Unlimited, BABs	7.500%	04/01/34	3,100	4,293,593

				14,356,724

Colorado
Board of Governors of Colorado State University System, Revenue Bonds	5.000%	03/01/45	200	221,650
Lower Colorado River Authority, Revenue Bonds	5.000%	05/15/24	260	307,281
Lower Colorado River Authority, Revenue Bonds	5.000%	05/15/26	265	307,000

				835,931

Florida
County of Miami-Dade Florida Aviation, Revenue Bonds	5.000%	10/01/38	850	917,150

Georgia
City of Atlanta Water & Wastewater Revenue, Revenue Bonds	5.000%	11/01/40	420	468,321
Municipal Electric Authority of Georgia, Revenue Bonds, BABs	6.637%	04/01/57	365	437,697
State of Georgia, General Obligation Unlimited	5.000%	02/01/22	500	597,165

				1,503,183

Illinois — 0.1%
Chicago Board of Education, General Obligation Unlimited	5.000%	12/01/42	520	452,951
State of Illinois, General Obligation Unlimited	5.100%	06/01/33	1,855	1,721,718

				2,174,669

Kentucky
University of Kentucky, Revenue Bonds	5.000%	10/01/21	250	295,237

SEE NOTES TO FINANCIAL STATEMENTS.

A138

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

MUNICIPAL BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Kentucky (continued)
University of Kentucky, Revenue Bonds	5.000%	10/01/27	790	$936,845

				1,232,082

Massachusetts — 0.1%
Massachusetts Development Finance Agency, Revenue Bonds	5.000%	07/01/44	1,390	1,463,809
Massachusetts Educational Financing Authority, Revenue Bonds	5.000%	01/01/22	1,060	1,173,833

				2,637,642

Mississippi
State of Mississippi, General Obligation Unlimited.	5.000%	10/01/26	385	463,351

New Jersey — 0.1%
Casino Reinvestment Development Authority, Revenue Bonds	5.250%	11/01/44	175	179,665
New Jersey Economic Development Authority, Revenue Bonds	5.000%	03/01/21	2,440	2,646,326
New Jersey State Turnpike Authority, Revenue Bonds, BABs	7.414%	01/01/40	530	736,016

				3,562,007

New York — 0.2%
Metropolitan Transportation Authority, Revenue Bonds	5.250%	11/15/55	1,590	1,733,736
Metropolitan Transportation Authority, Revenue Bonds, BABs	6.814%	11/15/40	430	561,597
New York City Municipal Water Finance Authority, Revenue Bonds, BABs	5.882%	06/15/44	450	563,013
New York State Dormitory Authority, Revenue Bonds, BABs	5.389%	03/15/40	430	501,935
New York State Thruway Authority, Revenue Bonds	5.000%	01/01/31	335	379,377
New York State Urban Development Corp., Revenue Bonds	5.000%	03/15/20	1,550	1,798,883
New York State Urban Development Corp., Revenue Bonds	5.000%	03/15/44	440	484,638
Sales Tax Asset Receivable Corp., Revenue Bonds	5.000%	10/15/24	2,200	2,706,506

				8,729,685

North Carolina — 0.1%
North Carolina Department of Transportation, Revenue Bonds	5.000%	06/30/54	500	515,890
North Carolina Medical Care Commission, Revenue Bonds	5.000%	06/01/40	395	427,742
North Carolina Medical Care Commission, Revenue Bonds	5.000%	06/01/45	395	427,070
State of North Carolina, Revenue Bonds	5.000%	05/01/27	435	513,674

				1,884,376

Pennsylvania
Pennsylvania Economic Development Financing Authority, Revenue Bonds	5.000%	12/31/38	500	526,385

SEE NOTES TO FINANCIAL STATEMENTS.

A139

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

MUNICIPAL BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Pennsylvania (continued)
Port Authority of New York & New Jersey, Revenue Bonds	4.960%		08/01/46	695	$737,145

					1,263,530

South Carolina — 0.1%
Richland County School District No. 2, General Obligation Unlimited	5.000%		02/01/22	420	498,019
South Carolina State Public Service Authority, Revenue Bonds	5.000%		12/01/46	1,010	1,091,507
South Carolina Transportation Infrastructure Bank, Revenue Bonds	5.000%		10/01/23	355	422,255
South Carolina Transportation Infrastructure Bank, Revenue Bonds	5.000%		10/01/24	335	400,499

					2,412,280

Texas
Central Texas Turnpike System, Revenue Bonds	5.000%		08/15/37	440	474,738

Utah — 0.1%
Utah Transit Authority, Revenue Bonds	5.000%		06/15/24	435	530,448
Utah Transit Authority, Revenue Bonds	5.000%		06/15/27	1,500	1,804,890

					2,335,338

Washington
Energy Northwest, Revenue Bonds	5.000%		07/01/19	1,210	1,384,579

Wisconsin
Wisconsin Health & Educational Facilities Authority, Revenue Bonds	5.000%		08/15/39	440	471,605

TOTAL MUNICIPAL BONDS (cost $46,720,379)					46,638,870

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 4.2%
Adjustable Rate Mortgage Trust, Series 2005-5, Class 2A1	2.758%	(c)	09/25/35	3,032	2,660,702
Alternative Loan Trust, Series 2003-20CB, Class 1A4	5.500%		10/25/33	7,430	7,568,229
Alternative Loan Trust, Series 2006-17T1, Class A1	6.250%		06/25/36	3,932	3,257,852
Alternative Loan Trust, Series 2007-OA7, Class A1A	0.365%	(c)	05/25/47	4,768	4,024,040
BCAP LLC Trust, Series 2011-RR5, Class 12A1, 144A	5.421%	(c)	03/26/37	1,302	1,271,548
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-3, Class 1A1	2.973%	(c)	07/25/34	1,198	1,162,112
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 1A1	2.577%	(c)	01/26/36	3,977	3,197,519
Citigroup Mortgage Loan Trust, Series 2006-AR9, Class 1A3	0.427%	(c)	11/25/36	1,600	1,416,805
CSMC Mortgage-Backed Trust, Series 2007-1, Class 5A13	6.000%		02/25/37	4,350	3,845,608
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA4, Class 1A1A	0.375%	(c)	08/25/47	8,477	7,071,947
Fannie Mae REMIC Trust, Series 2003-W1, Class 1A1	5.792%	(c)	12/25/42	433	483,066
Fannie Mae REMICS, Series 2003-25, Class KP	5.000%		04/25/33	1,032	1,125,712

SEE NOTES TO FINANCIAL STATEMENTS.

A140

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Fannie Mae REMICS, Series 2003-119, Class FK	0.687%	(c)	05/25/18	2,492	$2,501,591
Fannie Mae REMICS, Series 2004-92, Class F	0.487%	(c)	08/25/34	3,067	3,075,219
Fannie Mae REMICS, Series 2006-5, Class 3A2	2.199%	(c)	05/25/35	166	172,385
Fannie Mae REMICS, Series 2006-118, Class A1	0.247%	(c)	12/25/36	474	463,824
Fannie Mae REMICS, Series 2007-73, Class A1	0.247%	(c)	07/25/37	1,883	1,768,230
FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1	1.546%	(c)	07/25/44	943	952,136
FHLMC Structured Pass-Through Securities, Series T-62, Class 1A1	1.346%	(c)	10/25/44	642	652,187
FHLMC Structured Pass-Through Securities, Series T-75, Class A1	0.227%	(c)	12/25/36	3,115	3,098,887
Government National Mortgage Assoc., Series 2012-H08, Class FA	0.782%	(c)	01/20/62	11,683	11,778,816
Government National Mortgage Assoc., Series 2012-H10, Class FA	0.732%	(c)	12/20/61	1,315	1,322,312
Government National Mortgage Assoc., Series 2012-H20, Class BA	0.742%	(c)	09/20/62	8,298	8,336,323
Government National Mortgage Assoc., Series 2012-H29, Class FA	0.697%	(c)	10/20/62	1,497	1,503,530
Government National Mortgage Assoc., Series 2012-H31, Class FD	0.522%	(c)	12/20/62	1,979	1,974,542
Government National Mortgage Assoc., Series 2013-H18, Class EA	0.682%	(c)	07/20/63	2,894	2,910,443
Government National Mortgage Assoc., Series 2013-H18, Class FA	0.682%	(c)	06/20/63	6,423	6,450,705
Government National Mortgage Assoc., Series 2014-H11, Class VA	0.682%	(c)	06/20/64	3,662	3,673,675
Government National Mortgage Assoc., Series 2014-H17, Class FC	0.682%	(c)	07/20/64	1,300	1,303,898
Government National Mortgage Assoc., Series 2015-H05, Class FA	0.482%	(c)	04/20/61	9,785	9,786,847
Government National Mortgage Assoc., Series 2015-H10, Class JA	2.250%		04/20/65	6,904	6,914,753
Government National Mortgage Assoc., Series 2015-H11, Class FA	0.436%	(c)	04/20/65	1,996	1,994,596
Greenpoint Mortgage Pass-Through Certificates, Series 2003-1, Class A1	2.784%	(c)	10/25/33	1,378	1,357,665
GSR Mortgage Loan Trust, Series 2005-AR7, Class 6A1	4.947%	(c)	11/25/35	1,509	1,447,516
GSR Mortgage Loan Trust, Series 2007-2F, Class 3A3	6.000%		03/25/37	2,344	2,234,616
JPMorgan Alternative Loan Trust, Series 2008-R4, Class 1A1, 144A	6.000%		12/27/36	3,881	3,434,118
JPMorgan Mortgage Trust, Series 2007-A1, Class 2A1	2.485%	(c)	07/25/35	2,046	2,001,265
Merrill Lynch Mortgage Investors Trust, Series 2003-A3, Class 1A	2.224%	(c)	05/25/33	1,759	1,700,407
Merrill Lynch Mortgage Investors Trust, Series 2005-A10, Class A	0.397%	(c)	02/25/36	2,420	2,213,093
Residential Asset Securitization Trust, Series 2006-A7CB, Class 3A1	6.500%		07/25/36	24,106	15,831,111
Residential Funding Mortgage Securities I, Series 2005-S1, Class 1A6	5.500%		02/25/35	1,588	1,589,310
Residential Funding Mortgage Securities I, Series 2005-SA4, Class 1A21	2.995%	(c)	09/25/35	4,004	3,183,098
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-20, Class 3A1	2.542%	(c)	01/25/35	3,587	3,452,212

SEE NOTES TO FINANCIAL STATEMENTS.

A141

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Thornburg Mortgage Securities Trust, Series 2006-5, Class A1	4.636%	(c)	10/25/46	5,778	$5,643,152
Towd Point Mortgage Trust, Series 2015-2, Class 1A12, 144A	2.750%		11/25/60	7,177	7,130,250
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-AR3, Class A1A	1.117%	(c)	05/25/46	2,261	1,695,678
Washington Mutual Mortgage Pass-Through Certificates, Series 2002-AR17, Class 1A	1.358%	(c)	11/25/42	196	182,815
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-AA, Class A1	2.615%	(c)	12/25/34	1,454	1,432,044

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $165,085,805)					162,248,389

U.S. GOVERNMENT AGENCY OBLIGATIONS — 26.1%
Federal Home Loan Mortgage Corp.	2.500%		TBA	12,100	12,239,906
Federal Home Loan Mortgage Corp.	2.751%	(c)	06/01/44	6,172	6,357,455
Federal Home Loan Mortgage Corp.	3.000%		TBA	24,000	23,856,562
Federal Home Loan Mortgage Corp.	3.000%		TBA	8,100	8,385,525
Federal Home Loan Mortgage Corp.	3.500%		TBA	30,000	30,862,500
Federal Home Loan Mortgage Corp.	3.500%		TBA	4,000	4,214,783
Federal Home Loan Mortgage Corp.	4.000%		04/01/44-02/01/45	8,188	8,680,821
Federal Home Loan Mortgage Corp.	4.000%		TBA	3,200	3,353,375
Federal Home Loan Mortgage Corp.	4.000%		TBA	20,600	21,738,226
Federal Home Loan Mortgage Corp.	4.195%	(c)	11/01/35	247	262,970
Federal Home Loan Mortgage Corp.	4.500%		07/01/40-10/01/44	2,711	2,934,009
Federal Home Loan Mortgage Corp.	4.500%		TBA	12,000	12,958,313
Federal Home Loan Mortgage Corp.	5.000%		11/01/41	5,925	6,559,219
Federal Home Loan Mortgage Corp.	5.500%		06/01/36-01/01/39	14,770	16,542,098
Federal Home Loan Mortgage Corp.	6.000%		01/01/27-05/01/40	15,759	17,854,400
Federal National Mortgage Assoc.	1.346%	(c)	06/01/43	1,160	1,189,797
Federal National Mortgage Assoc.	1.940%	(c)	08/01/35	892	946,278
Federal National Mortgage Assoc.	2.069%	(c)	06/01/35	271	282,508
Federal National Mortgage Assoc.	2.500%		TBA	16,700	16,902,302
Federal National Mortgage Assoc.	3.000%		06/01/43-11/01/44	26,671	26,827,292
Federal National Mortgage Assoc.	3.000%		TBA	21,000	21,756,164
Federal National Mortgage Assoc.	3.269%	(c)	05/01/36	2,521	2,650,244
Federal National Mortgage Assoc.	3.500%		TBA	10,800	11,390,118
Federal National Mortgage Assoc.	3.500%		TBA	52,700	54,309,822
Federal National Mortgage Assoc.	3.500%		TBA	96,515	99,206,866
Federal National Mortgage Assoc.	3.869%	(c)	11/01/35	761	803,123
Federal National Mortgage Assoc.	4.000%		04/01/21-05/01/45	25,012	26,663,132
Federal National Mortgage Assoc.	4.000%		TBA	65,100	68,972,174
Federal National Mortgage Assoc.	4.000%		TBA	74,830	79,105,535
Federal National Mortgage Assoc.	4.000%		TBA	11,000	11,628,503
Federal National Mortgage Assoc.	4.350%	(c)	12/01/36	473	503,899
Federal National Mortgage Assoc.	4.500%		05/01/22-09/01/42	85,637	92,769,358
Federal National Mortgage Assoc.	4.500%		TBA	3,100	3,229,685
Federal National Mortgage Assoc.	5.000%		07/01/33-01/01/42	1,297	1,434,151
Federal National Mortgage Assoc.	5.000%		TBA	13,500	14,913,281
Federal National Mortgage Assoc.	5.000%		TBA	2,100	2,194,742
Federal National Mortgage Assoc.	5.347%	(c)	01/01/36	296	311,711
Federal National Mortgage Assoc.	5.500%		06/01/21-06/01/40	3,553	3,989,024
Federal National Mortgage Assoc.	6.000%		09/01/21-05/01/41	28,466	32,349,201
Federal National Mortgage Assoc.	6.625%		11/15/30	2,440	3,448,245
Government National Mortgage Assoc.	3.000%		TBA	4,800	4,845,000
Government National Mortgage Assoc.	3.000%		TBA	22,200	22,409,859
Government National Mortgage Assoc.	3.500%		05/20/45	24,251	25,299,338

SEE NOTES TO FINANCIAL STATEMENTS.

A142

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Government National Mortgage Assoc.	3.500%	TBA	31,085	$32,117,115
Government National Mortgage Assoc.	3.500%	TBA	12,100	12,558,006
Government National Mortgage Assoc.	3.500%	TBA	4,800	4,979,625
Government National Mortgage Assoc.	4.000%	TBA	6,300	6,703,594
Government National Mortgage Assoc.	4.000%	TBA	23,000	24,374,163
Government National Mortgage Assoc.	4.411%	04/20/62	2,424	2,613,285
Government National Mortgage Assoc.	4.500%	TBA	10,000	10,857,812
Government National Mortgage Assoc.	4.500%	TBA	25,000	26,957,030
Government National Mortgage Assoc.	4.542%	09/20/62	1,660	1,804,617
Government National Mortgage Assoc.	4.554%	12/20/64	5,094	5,698,198
Government National Mortgage Assoc.	4.573%	10/20/64	1,936	2,140,272
Government National Mortgage Assoc.	4.604%	06/20/62	4,866	5,279,242
Government National Mortgage Assoc.	4.606%	02/20/64	3,773	4,208,557
Government National Mortgage Assoc.	4.642%	08/20/64	5,198	5,822,917
Government National Mortgage Assoc.	4.676%	04/20/62	5,042	5,468,793
Government National Mortgage Assoc.	5.000%	04/15/38-09/15/40	15,483	17,177,051
Government National Mortgage Assoc.	6.000%	05/15/37	17	18,828
Tennessee Valley Authority, Sr. Unsec’d. Notes	3.500%	12/15/42	20,355	19,011,590
Tennessee Valley Authority, Sr. Unsec’d. Notes	4.875%	01/15/48	2,245	2,534,300
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.250%	09/15/39	3,065	3,729,213

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $1,000,318,795)				1,001,185,722

U.S. TREASURY OBLIGATIONS — 22.2%
U.S. Treasury Bonds	2.500%	02/15/45	11,795	10,380,544
U.S. Treasury Bonds	3.000%	11/15/44-05/15/45	112,138	109,849,971
U.S. Treasury Inflation Indexed Bonds, TIPS	0.250%	01/15/25	54,735	53,626,016
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750%	02/15/45	6,650	6,102,791
U.S. Treasury Inflation Indexed Bonds, TIPS	1.375%	02/15/44	34,990	37,916,585
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375%	01/15/25	25,850	38,167,710
U.S. Treasury Notes	0.625%	12/31/16-06/30/17	122,080	122,068,004
U.S. Treasury Notes	0.625%	05/31/17(v)	64,014	64,004,014
U.S. Treasury Notes	1.125%	06/15/18	141,224	141,753,991
U.S. Treasury Notes	1.625%	06/30/20	141,425	141,413,969
U.S. Treasury Notes	1.875%	05/31/22	42,973	42,496,356
U.S. Treasury Notes	2.125%	12/31/21-05/15/25	79,155	79,562,482
U.S. Treasury Notes	2.250%	11/15/24	5,885	5,849,137

TOTAL U.S. TREASURY OBLIGATIONS (cost $861,653,484)				853,191,570

			Shares
PREFERRED STOCKS — 0.2%
Banks
RBS Capital Funding Trust V, 5.900%			2,869	69,516
RBS Capital Funding Trust VII, 6.080%			2,439	59,585

				129,101

Consumer Finance — 0.1%
GMAC Capital Trust I, Series 2, 8.125%			114,000	2,961,720

Diversified Financial Services — 0.1%
Citigroup Capital XIII, 7.875%			127,000	3,296,920

TOTAL PREFERRED STOCKS (cost $6,525,108)				6,387,741

SEE NOTES TO FINANCIAL STATEMENTS.

A143

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

				Value (Note 2)
TOTAL LONG-TERM INVESTMENTS (cost $4,394,124,311)				$4,338,310,600

SHORT-TERM INVESTMENTS — 5.6%

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. GOVERNMENT AGENCY OBLIGATION(n) — 4.6%
Federal Home Loan Bank (cost 174,961,938)	0.135%	08/28/15	175,000	174,991,033

			Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 0.5%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $20,741,790)(w)(Note 4)			20,741,790	20,741,790

			Principal Amount (000)#
U.S. TREASURY OBLIGATION(n) — 0.4%
U.S. Treasury Bills (cost 14,999,250)	0.036%	08/20/15	15,000	15,000,000

REPURCHASE AGREEMENTS(m)
JPMorgan Chase Securities LLC, 0.300%, dated 06/15/15, due 07/15/15 in the amount of $978,995(g)			979	978,750
JPMorgan Chase Securities LLC, 0.330%, dated 06/12/15, due 07/15/15 in the amount of $489,523(g)			489	489,375

TOTAL REPURCHASE AGREEMENTS (cost $1,468,125)				1,468,125

	Counterparty		Notional Amount (000)#
OPTIONS PURCHASED* — 0.1%
Call Options
Currency Option USD vs BRL, expiring 08/03/15, @ FX Rate 3.22	Goldman Sachs & Co.		11	11,369
Currency Option USD vs CAD, expiring 07/09/15, @ FX Rate 1.33	BNP Paribas		404	154
Currency Option USD vs JPY, expiring 08/24/15, @ FX Rate 124.50	Citigroup Global Markets		179	110,197
Currency Option USD vs KRW, expiring 07/02/15, @ FX Rate 1,085.00	JPMorgan Chase		5	16,245
expiring 07/16/15, @ FX Rate 1,120.00	Deutsche Bank AG		11	8,910
Currency Option USD vs MXN, expiring 07/01/15, @ FX Rate 15.55	Goldman Sachs & Co.		6	6,852
expiring 07/08/15, @ FX Rate 15.55	Goldman Sachs & Co.		9	13,400
Currency Option USD vs MYR, expiring 06/16/15, @ FX Rate 3.65	JPMorgan Chase		11	31,647

				198,774

Put Options — 0.1%
10 Year U.S. Treasury Notes Futures, expiring 08/21/15, Strike Price $125.50			10	8,750
30 Day Euro-dollar Time Deposit Options Futures, expiring 09/11/15, Strike Price $98.63			110	19,800
expiring 09/16/16, Strike Price $98.25			3,963	336,813
expiring 09/19/16, Strike Price $98.75			3,963	901,469

SEE NOTES TO FINANCIAL STATEMENTS.

A144

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

OPTIONS PURCHASED* (continued)	Counterparty	Notional Amount (000)#		Value (Note 2)
Put Options (continued)
Currency Option EUR vs MXN,
expiring 07/16/15, @ FX Rate 17.00	Morgan Stanley	EUR	22	$4,243
Currency Option EUR vs USD,
expiring 07/03/15, @ FX Rate 1.02	Deutsche Bank AG	EUR	208	8,765
expiring 07/03/15, @ FX Rate 1.08	Citigroup Global Markets	EUR	208	11,099
expiring 07/23/15, @ FX Rate 1.08	Deutsche Bank AG	EUR	685	317,894
expiring 08/03/15, @ FX Rate 1.10	BNP Paribas	EUR	11	13,772
expiring 08/05/15, @ FX Rate 1.05	BNP Paribas	EUR	456	129,008
expiring 08/05/15, @ FX Rate 1.10	Citigroup Global Markets	EUR	456	513,440
Currency Option EUR vs ZAR,
expiring 07/17/15, @ FX Rate 13.25	Hong Kong & Shanghai Bank	EUR	13	3,692
expiring 07/29/15, @ FX Rate 13.10	Goldman Sachs & Co.	EUR	16	4,289
Currency Option USD vs JPY, expiring 07/01/15, @ FX Rate 113.00	Deutsche Bank AG		572	—
expiring 07/01/15, @ FX Rate 122.75	BNP Paribas		7	2,851

				2,275,885

TOTAL OPTIONS PURCHASED (cost $2,689,858)				2,474,659

TOTAL SHORT-TERM INVESTMENTS (cost $214,860,961)				214,675,607

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 118.6% (cost $4,608,985,272)				4,552,986,207

SECURITIES SOLD SHORT — (4.2)%	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. GOVERNMENT AGENCY OBLIGATIONS — (4.1)%
Federal Home Loan Mortgage Corp.	5.000%	TBA	4,800	(5,281,500)
Federal Home Loan Mortgage Corp.	5.000%	TBA	1,600	(1,761,750)
Federal National Mortgage Assoc.	3.000%	TBA	17,600	(17,534,343)
Federal National Mortgage Assoc.	4.000%	TBA	5,800	(6,083,656)
Federal National Mortgage Assoc.	4.500%	TBA	79,600	(86,055,066)
Federal National Mortgage Assoc.	5.500%	TBA	900	(1,010,813)
Federal National Mortgage Assoc.	5.500%	TBA	300	(336,656)
Federal National Mortgage Assoc.	6.000%	TBA	36,100	(41,000,824)

TOTAL SECURITIES SOLD SHORT (proceeds received $159,335,507)				(159,064,608)

U.S. TREASURY OBLIGATION — (0.1)%
U.S. Treasury Notes (proceeds received $4,334,459)	2.125%	05/15/25	(4,479)	(4,397,720)

TOTAL SECURITIES SOLD SHORT (proceeds received $163,669,966)				(163,462,328)

SEE NOTES TO FINANCIAL STATEMENTS.

A145

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

OPTIONS WRITTEN* — (0.1)%	Counterparty	Notional Amount (000)#		Value (Note 2)
Call Options
1 Year Euro-dollar Mid-Curve Options Futures, expiring 09/11/15, Strike Price $98.75			203	$(36,450)
30 Day Euro-dollar Time Deposit Options Futures, expiring 09/19/15, Strike Price $99.00			110	(22,000)
expiring 09/18/17, Strike Price $98.25			98	(41,925)
Currency Option EUR vs MXN, expiring 07/16/15, @ FX Rate 17.80	Morgan Stanley	EUR	11	(6,583)
Currency Option EUR vs ZAR, expiring 07/17/15, @ FX Rate 13.80	Hong Kong & Shanghai Bank	EUR	10	(6,610)
Currency Option USD vs BRL, expiring 07/30/15, @ FX Rate 3.28	JPMorgan Chase		3	(1,706)
expiring 08/03/15, @ FX Rate 3.50	Goldman Sachs & Co.		11	(1,120)
Currency Option USD vs CAD, expiring 07/09/15, @ FX Rate 1.33	Deutsche Bank AG		404	—
Currency Option USD vs KRW, expiring 07/01/15, @ FX Rate 1,120.00	Deutsche Bank AG		11	(2,901)
Currency Option USD vs MXN, expiring 07/08/15, @ FX Rate 15.85	Goldman Sachs & Co.		6	(2,550)
Currency Option USD vs MYR, expiring 07/16/15, @ FX Rate 3.75	JPMorgan Chase		16	(15,136)
Interest Rate Swap Options,
Pay a fixed rate of 5.40% and receive a floating rate based on 1 Month MEXIBOR, expiring 08/10/15.	BNP Paribas	MXN	274	(12,714)
Pay a fixed rate of 5.40% and receive a floating rate based on 1 Month MEXIBOR, expiring 08/19/15.	BNP Paribas	MXN	92	—
Pay a fixed rate of 5.40% and receive a floating rate based on 1 Month MEXIBOR, expiring 08/19/15.	JPMorgan Chase	MXN	182	—
Pay a fixed rate of 0.90% and receive a floating rate based on 6 Month Euribor, expiring 09/18/15	Citigroup Global Markets	EUR	455	(204,271)
Pay a fixed rate of 1.50% and receive a floating rate based on 6 Month Euribor, expiring 09/18/15	Citigroup Global Markets	EUR	455	(300,615)

				(654,581)

Put Options — (0.1)%
30 Day Euro-dollar Time Deposit Options Futures, expiring 09/19/16, Strike Price $98.50			7,650	(1,090,126)
Currency Option EUR vs MXN, expiring 07/16/15, @ FX Rate 16.50	Morgan Stanley	EUR	26	(546)
Currency Option EUR vs USD, expiring 07/03/15, @ FX Rate 1.02	Citigroup Global Markets	EUR	208	—
expiring 07/03/15, @ FX Rate 1.08	Deutsche Bank AG	EUR	208	(23,096)
expiring 08/03/15, @ FX Rate 1.05	BNP Paribas	EUR	13	(3,780)
expiring 08/05/15, @ FX Rate 1.05	Citigroup Global Markets	EUR	456	(120,983)
expiring 08/05/15, @ FX Rate 1.10	BNP Paribas	EUR	456	(517,152)
Currency Option EUR vs ZAR, expiring 07/17/15, @ FX Rate 12.70	Hong Kong & Shanghai Bank	EUR	13	(182)
expiring 07/29/15, @ FX Rate 12.60	Goldman Sachs & Co.	EUR	16	(3,303)
Currency Option USD vs JPY, expiring 07/01/15, @ FX Rate 113.00	Citigroup Global Markets		572	—

				(1,759,168)

TOTAL OPTIONS WRITTEN (premiums received $2,130,598)				(2,413,749)

SEE NOTES TO FINANCIAL STATEMENTS.

A146

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Value (Note 2)
TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 114.3% (cost $4,443,184,708)	$4,387,110,130
Liabilities in excess of other assets(x) — (14.3)%	(547,664,868)

NET ASSETS — 100.0%	$3,839,445,262

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2015.

(g)	Indicates a security that has been deemed illiquid.

(m)	Repurchase agreements are collateralized by a U.S. Treasury Security (coupon rate 2.125%, maturity date 05/15/25), with the aggregate value, including accrued interest, of $1,473,867. Repurchase Agreements are subject to contractual netting arrangements. For further detail on individual repurchase agreements and the corresponding counterparty, see the Schedule of Investments.

(n)	Rate shown reflects yield to maturity at purchase date.

(v)	Represents security, or a portion thereof, segregated as collateral for reverse repurchase agreement.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts and reverse repurchase agreements held at reporting period end:

Futures contracts outstanding at June 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2015	Unrealized Appreciation (Depreciation)(1)
Long Positions:
7	90 Day Euro Dollar	Mar. 2017	$1,722,243	$1,722,788	$545
76	90 Day Euro Dollar	Jun. 2017	18,664,650	18,670,350	5,700
20	90 Day Euro Dollar	Sep. 2017	4,904,750	4,905,500	750
189	2 Year U.S. Treasury Notes	Sep. 2015	41,323,062	41,379,188	56,126
126	10 Year Australian Treasury Bonds	Sep. 2015	91,874,815	91,950,690	75,875
308	20 Year U.S. Treasury Bonds	Sep. 2015	47,260,818	46,459,875	(800,943)
20	30 Year U.S. Ultra Treasury Bonds	Sep. 2015	3,066,057	3,081,250	15,193
81	Euro-BTP Italian Government Bond	Sep. 2015	11,970,590	11,758,356	(212,234)

					(858,988)

Short Positions:
791	90 Day Euro Dollar	Dec. 2015	196,646,255	196,692,039	(45,784)
112	90 Day Euro Dollar	Jun. 2016	27,711,892	27,741,000	(29,108)
16	90 Day Euro Dollar	Sep. 2016	3,951,591	3,954,000	(2,409)
265	90 Day Euro Dollar	Dec. 2016	65,283,070	65,342,375	(59,305)
681	5 Year U.S. Treasury Notes	Sep. 2015	81,095,464	81,214,571	(119,107)
72	10 Year Euro-Bund.	Sep. 2015	12,074,595	12,200,941	(126,346)
495	10 Year U.S. Treasury Notes	Sep. 2015	62,412,908	62,455,078	(42,170)

					(424,229)

					$(1,283,217)

(1)	Cash collateral of $2,384,920 has been segregated with Bank of America to cover requirements for open contracts as of June 30, 2015.

Forward foreign currency exchange contracts outstanding at June 30, 2015:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 07/02/15	BNP Paribas	BRL	681	$215,981	$219,005	$3,024
Expiring 07/02/15	Citigroup Global Markets	BRL	799	249,000	256,648	7,648
Expiring 07/02/15	Deutsche Bank AG	BRL	651	205,867	209,080	3,213
Expiring 07/02/15	Goldman Sachs & Co.	BRL	3,254	1,029,333	1,045,895	16,562
Expiring 07/02/15	Goldman Sachs & Co.	BRL	988	311,000	317,653	6,653
Expiring 07/02/15	Goldman Sachs & Co.	BRL	976	308,800	313,570	4,770
Expiring 07/02/15	Goldman Sachs & Co.	BRL	934	297,000	300,204	3,204

SEE NOTES TO FINANCIAL STATEMENTS.

A147

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2015 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real (continued):
Expiring 07/02/15	Goldman Sachs & Co.	BRL	800	$253,000	$257,193	$4,193
Expiring 07/02/15	Goldman Sachs & Co.	BRL	798	253,000	256,583	3,583
Expiring 07/02/15	Goldman Sachs & Co.	BRL	793	249,000	254,727	5,727
Expiring 07/02/15	UBS AG	BRL	795	249,000	255,447	6,447
Expiring 07/02/15	UBS AG	BRL	711	227,988	228,396	408
Chilean Peso,
Expiring 07/02/15	Credit Suisse First Boston Corp.	CLP	440,998	708,750	689,709	(19,041)
Expiring 07/02/15	Deutsche Bank AG	CLP	955,242	1,544,000	1,493,972	(50,028)
Expiring 07/02/15	Deutsche Bank AG	CLP	63,914	101,250	99,960	(1,290)
Chinese Yuan,
Expiring 09/09/15	Bank of America	CNY	25,121	4,026,000	4,031,242	5,242
Expiring 09/09/15	Citigroup Global Markets	CNY	25,130	4,026,000	4,032,684	6,684
Expiring 09/09/15	Deutsche Bank AG	CNY	25,121	4,026,000	4,031,294	5,294
Expiring 09/09/15	Goldman Sachs & Co.	CNY	25,124	4,026,000	4,031,769	5,769
Expiring 09/09/15	UBS AG	CNY	25,123	4,026,000	4,031,659	5,659
Colombian Peso,
Expiring 07/09/15	Credit Suisse First Boston Corp.	COP	805,030	310,000	308,698	(1,302)
Euro,
Expiring 07/01/15	Goldman Sachs & Co.	EUR	102	116,488	114,203	(2,285)
Expiring 07/06/15	Royal Bank of Scotland	EUR	761	862,024	848,361	(13,663)
Expiring 07/13/15	Merriman Capital, Inc.	EUR	90	101,167	100,355	(812)
Expiring 07/20/15	JPMorgan Chase	EUR	761	847,799	848,523	724
Expiring 07/31/15	BNP Paribas	EUR	535	602,138	596,143	(5,995)
Expiring 07/31/15	BNP Paribas	EUR	321	356,282	357,686	1,404
Expiring 07/31/15	Citigroup Global Markets	EUR	428	475,857	476,915	1,058
Expiring 07/31/15	Deutsche Bank AG	EUR	221	249,034	246,488	(2,546)
Expiring 09/16/15	Goldman Sachs & Co.	EUR	8,630	9,711,898	9,631,959	(79,939)
Expiring 09/16/15	Goldman Sachs & Co.	EUR	5,294	5,961,660	5,909,133	(52,527)
Indonesian Rupiah,
Expiring 07/06/15	Standard Chartered PLC	IDR	5,507,400	411,000	412,564	1,564
Expiring 07/09/15	Standard Chartered PLC	IDR	3,311,391	246,916	247,904	988
Japanese Yen,
Expiring 09/16/15	Goldman Sachs & Co.	JPY	897,133	7,330,000	7,338,171	8,171
Expiring 09/16/15	Toronto Dominion	JPY	139,478	1,131,000	1,140,874	9,874
Malaysian Ringgit,
Expiring 07/29/15	Deutsche Bank AG	MYR	1,887	503,000	498,907	(4,093)
Mexican Peso,
Expiring 07/06/15	Citigroup Global Markets	MXN	3,956	257,500	251,590	(5,910)
Expiring 07/20/15	Barclays Capital Group	MXN	11,643	740,500	739,674	(826)
Expiring 07/20/15	Citigroup Global Markets	MXN	47,116	3,075,183	2,993,172	(82,011)
Expiring 08/17/15	Goldman Sachs & Co.	MXN	24,035	1,565,031	1,523,815	(41,216)
Russian Ruble,
Expiring 07/14/15	Citigroup Global Markets	RUB	4,832	94,635	87,062	(7,573)
Expiring 07/14/15	Goldman Sachs & Co.	RUB	4,832	94,580	87,063	(7,517)
Expiring 07/14/15	JPMorgan Chase	RUB	9,675	189,522	174,322	(15,200)
South African Rand,
Expiring 07/31/15	Goldman Sachs & Co.	ZAR	10,550	850,270	862,292	12,022
South Korean Won,
Expiring 07/06/15	JPMorgan Chase	KRW	248,282	229,000	222,552	(6,448)
Expiring 07/09/15	BNP Paribas	KRW	240,771	214,000	215,805	1,805
Expiring 07/10/15	BNP Paribas	KRW	479,361	427,200	429,644	2,444
Swiss Franc,
Expiring 09/16/15	BNP Paribas	CHF	1,835	1,990,000	1,968,628	(21,372)
Expiring 09/16/15	BNP Paribas	CHF	1,203	1,305,000	1,290,653	(14,347)
Expiring 09/16/15	BNP Paribas	CHF	996	1,080,000	1,068,130	(11,870)
Expiring 09/16/15	BNP Paribas	CHF	595	645,000	638,638	(6,362)
Expiring 09/16/15	Goldman Sachs & Co.	CHF	3,180	3,445,000	3,411,251	(33,749)
Expiring 09/16/15	UBS AG	CHF	632	685,000	677,775	(7,225)
Expiring 09/16/15	UBS AG	CHF	397	430,000	425,432	(4,568)

SEE NOTES TO FINANCIAL STATEMENTS.

A148

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2015 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Turkish Lira,
Expiring 07/07/15	Citigroup Global Markets	TRY	822	$308,644	$305,948	$(2,696)
Expiring 08/17/15	Hong Kong & Shanghai Bank	TRY	24,346	9,144,553	8,954,188	(190,365)
Expiring 09/28/15	Citigroup Global Markets	TRY	12,173	4,314,444	4,425,902	111,458

				$86,634,294	$86,187,110	(447,184)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 07/02/15	Citigroup Global Markets	BRL	1,190	$373,000	$382,478	$(9,478)
Expiring 07/02/15	Citigroup Global Markets	BRL	806	249,000	259,169	(10,169)
Expiring 07/02/15	Citigroup Global Markets	BRL	795	249,000	255,607	(6,607)
Expiring 07/02/15	Goldman Sachs & Co.	BRL	1,321	424,000	424,622	(622)
Expiring 07/02/15	Goldman Sachs & Co.	BRL	638	201,000	204,912	(3,912)
Expiring 07/02/15	Royal Bank of Scotland	BRL	789	249,000	253,671	(4,671)
Expiring 07/02/15	UBS AG	BRL	6,748	2,103,969	2,168,725	(64,756)
Expiring 08/04/15	UBS AG	BRL	719	227,988	228,161	(173)
British Pound,
Expiring 07/21/15	BNP Paribas	GBP	273	418,133	428,885	(10,752)
Expiring 07/21/15	Goldman Sachs & Co.	GBP	290	442,287	455,592	(13,305)
Expiring 07/21/15	Goldman Sachs & Co.	GBP	90	140,200	141,391	(1,191)
Expiring 07/21/15	Goldman Sachs & Co.	GBP	62	95,054	97,402	(2,348)
Expiring 07/21/15	Hong Kong & Shanghai Bank	GBP	206	322,168	323,627	(1,459)
Expiring 07/21/15	Morgan Stanley	GBP	99	157,232	155,530	1,702
Chilean Peso,
Expiring 07/02/15	BNP Paribas	CLP	321,152	514,667	502,273	12,394
Expiring 07/02/15	Credit Suisse First Boston Corp.	CLP	323,036	514,667	505,219	9,448
Expiring 07/02/15	Credit Suisse First Boston Corp.	CLP	321,605	514,667	502,981	11,686
Expiring 07/02/15	Credit Suisse First Boston Corp.	CLP	255,395	412,000	399,430	12,570
Expiring 07/02/15	Goldman Sachs & Co.	CLP	253,327	398,000	396,196	1,804
Chinese Yuan,
Expiring 09/09/15	BNP Paribas	CNY	84,717	13,446,733	13,594,942	(148,209)
Expiring 09/09/15	Deutsche Bank AG	CNY	42,112	6,683,267	6,757,938	(74,671)
Colombian Peso,
Expiring 07/09/15	Credit Suisse First Boston Corp.	COP	805,752	310,000	308,975	1,025
Euro,
Expiring 07/01/15	Goldman Sachs & Co.	EUR	191	209,618	213,006	(3,388)
Expiring 07/01/15	Goldman Sachs & Co.	EUR	72	79,681	79,846	(165)
Expiring 07/01/15	Hong Kong & Shanghai Bank	EUR	28	31,296	31,141	155
Expiring 07/01/15	Standard & Poors Securities, Inc.	EUR	110	124,074	122,841	1,233
Expiring 07/06/15	Standard Chartered PLC	EUR	288	326,269	321,104	5,165
Expiring 07/13/15	Merriman Capital, Inc.	EUR	3,676	4,149,727	4,098,927	50,800
Expiring 07/20/15	Goldman Sachs & Co.	EUR	288	321,365	321,165	200
Expiring 07/20/15	Goldman Sachs & Co.	EUR	257	290,887	286,024	4,863
Expiring 07/20/15	Goldman Sachs & Co.	EUR	131	146,043	145,809	234
Expiring 07/20/15	Royal Bank of Scotland	EUR	413	469,851	460,668	9,183
Expiring 07/21/15	Bank of America	EUR	1,034	1,156,878	1,153,089	3,789
Expiring 07/21/15	Bank of America	EUR	841	948,580	937,861	10,719
Expiring 07/21/15	Bank of America	EUR	421	479,017	469,488	9,529
Expiring 07/21/15	Bank of America	EUR	150	168,209	167,276	933
Expiring 07/21/15	BNP Paribas	EUR	1,527	1,676,750	1,702,870	(26,120)
Expiring 07/21/15	Goldman Sachs & Co.	EUR	7,968	8,919,644	8,885,700	33,944
Expiring 07/21/15	Goldman Sachs & Co.	EUR	97	110,270	108,171	2,099
Expiring 07/21/15	Royal Bank of Scotland	EUR	100	112,068	111,517	551
Expiring 07/31/15	Goldman Sachs & Co.	EUR	748	850,270	834,600	15,670
Expiring 08/03/15	Goldman Sachs & Co.	EUR	214	240,695	238,589	2,106
Expiring 09/16/15	Bank of America	EUR	8,630	9,651,792	9,631,959	19,833
Expiring 09/16/15	BNP Paribas	EUR	2,538	2,858,270	2,832,264	26,006

SEE NOTES TO FINANCIAL STATEMENTS.

A149

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2015 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Euro (continued),
Expiring 09/16/15	Citigroup Global Markets	EUR	1,459	$1,642,621	$ 1,628,552	$14,069
Expiring 09/16/15	Citigroup Global Markets	EUR	1,298	1,461,615	1,448,316	13,299
Indonesian Rupiah,
Expiring 07/06/15	BNP Paribas	IDR	5,462,190	411,000	409,177	1,823
Expiring 07/09/15	BNP Paribas	IDR	3,337,070	246,916	249,826	(2,910)
Japanese Yen,
Expiring 09/16/15	Royal Bank of Scotland	JPY	1,184,340	9,650,000	9,687,405	(37,405)
Malaysian Ringgit,
Expiring 07/29/15	JPMorgan Chase	MYR	2,268	604,000	599,548	4,452
Mexican Peso,
Expiring 07/06/15	Royal Bank of Scotland	MXN	13,244	862,024	842,222	19,802
Expiring 07/09/15	Goldman Sachs & Co.	MXN	34,504	2,264,062	2,193,756	70,306
Expiring 07/20/15	JPMorgan Chase	MXN	47,116	3,061,476	2,993,172	68,304
Expiring 07/20/15	JPMorgan Chase	MXN	13,347	847,799	847,870	(71)
Expiring 07/21/15	Barclays Capital Group	MXN	88,965	5,929,814	5,651,266	278,548
Expiring 07/21/15	Barclays Capital Group	MXN	18,519	1,214,893	1,176,369	38,524
Expiring 07/27/15	BNP Paribas	MXN	19,099	1,243,333	1,212,653	30,680
Expiring 08/17/15	UBS AG	MXN	24,035	1,553,522	1,523,815	29,707
Expiring 09/18/15	Bank of America	MXN	24,134	1,561,299	1,526,696	34,603
Russian Ruble,
Expiring 07/14/15	Citigroup Global Markets	RUB	8,861	168,843	159,652	9,191
Expiring 07/14/15	JPMorgan Chase	RUB	4,817	91,778	86,782	4,996
Expiring 07/14/15	JPMorgan Chase	RUB	4,555	87,004	82,064	4,940
Expiring 07/14/15	Morgan Stanley	RUB	18,571	334,198	334,597	(399)
Expiring 07/14/15	Morgan Stanley	RUB	17,899	336,133	322,499	13,634
Expiring 07/14/15	Morgan Stanley	RUB	17,888	333,422	322,301	11,121
Expiring 07/14/15	Morgan Stanley	RUB	17,806	324,481	320,820	3,661
Expiring 07/14/15	Morgan Stanley	RUB	9,595	182,789	172,872	9,917
Expiring 09/09/15	Deutsche Bank AG	RUB	4,258	73,463	75,189	(1,726)
South African Rand,
Expiring 07/31/15	Barclays Capital Group	ZAR	4,810	394,845	393,159	1,686
Expiring 07/31/15	BNP Paribas	ZAR	7,412	602,138	605,757	(3,619)
Expiring 07/31/15	BNP Paribas	ZAR	4,520	356,282	369,386	(13,104)
Expiring 07/31/15	Citigroup Global Markets	ZAR	5,876	475,857	480,238	(4,381)
Expiring 07/31/15	Deutsche Bank AG	ZAR	3,119	249,034	254,928	(5,894)
South Korean Won,
Expiring 07/09/15	BNP Paribas	KRW	240,664	214,000	215,709	(1,709)
Expiring 07/10/15	Bank of America	KRW	475,773	427,200	426,428	772
Swiss Franc,
Expiring 09/16/15	Barclays Capital Group	CHF	2,910	3,121,573	3,122,404	(831)
Expiring 09/16/15	Citigroup Global Markets	CHF	4,015	4,305,618	4,307,253	(1,635)
Expiring 09/16/15	Goldman Sachs & Co.	CHF	2,007	2,152,809	2,152,894	(85)
Turkish Lira,
Expiring 08/17/15	BNP Paribas	TRY	12,173	4,366,996	4,477,094	(110,098)
Expiring 08/17/15	Deutsche Bank AG	TRY	12,173	4,385,323	4,477,093	(91,770)
Expiring 09/28/15	Goldman Sachs & Co.	TRY	12,173	4,301,413	4,425,901	(124,488)

				$121,606,859	$ 121,477,304	129,555

						$(317,629)

SEE NOTES TO FINANCIAL STATEMENTS.

A150

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2015:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
BRL	2,586	01/04/21	12.500%	1 Day BZDIOVER(1)	$(7,476)	$—	$(7,476)	JPMorgan Chase
BRL	2,556	01/04/21	12.515%	1 Day BZDIOVER(1)	(8,645)	—	(8,645)	JPMorgan Chase
BRL	2,281	01/04/21	12.435%	1 Day BZDIOVER(1)	(10,012)	—	(10,012)	Citigroup Global Markets
BRL	2,202	01/04/21	12.410%	1 Day BZDIOVER(1)	(10,357)	—	(10,357)	Citigroup Global Markets
BRL	1,885	01/04/21	12.405%	1 Day BZDIOVER(1)	(1,444)	—	(1,444)	Credit Suisse First Boston Corp.
BRL	1,880	01/04/21	12.455%	1 Day BZDIOVER(1)	(351)	—	(351)	Credit Suisse First Boston Corp.
BRL	1,563	01/04/21	12.500%	1 Day BZDIOVER(2)	(5,582)	—	(5,582)	Bank of America
BRL	1,308	01/04/21	12.350%	1 Day BZDIOVER(1)	(7,142)	—	(7,142)	Credit Suisse First Boston Corp.
BRL	1,284	01/04/21	12.350%	1 Day BZDIOVER(1)	(7,012)	—	(7,012)	Bank of America
BRL	3,618	01/02/23	12.370%	1 Day BZDIOVER(1)	(18,144)	—	(18,144)	JPMorgan Chase
BRL	2,087	01/02/23	12.260%	1 Day BZDIOVER(1)	(15,287)	—	(15,287)	Citigroup Global Markets
MXN	91,619	06/20/16	3.700%	28 Day Mexican Interbank Rate(1)	3,683	(65)	3,748	Bank of America
MXN	91,619	06/20/16	3.685%	28 Day Mexican Interbank Rate(1)	6,823	(64)	6,887	Bank of America
MXN	57,865	06/20/16	3.690%	28 Day Mexican Interbank Rate(1)	1,600	—	1,600	Bank of America
MXN	48,221	06/20/16	3.690%	28 Day Mexican Interbank Rate(1)	1,632	(33)	1,665	Citigroup Global Markets
MXN	12,276	03/16/18	4.690%	28 Day Mexican Interbank Rate(2)	(4,649)	—	(4,649)	Bank of America
MXN	12,048	03/21/18	4.570%	28 Day Mexican Interbank Rate(2)	(1,977)	614	(2,591)	Citigroup Global Markets
MXN	12,048	03/21/18	4.550%	28 Day Mexican Interbank Rate(2)	(1,563)	612	(2,175)	Barclays Capital Group
MXN	26,785	05/09/18	4.790%	28 Day Mexican Interbank Rate(1)	7,471	(72)	7,543	Citigroup Global Markets
MXN	49,030	02/25/20	5.200%	28 Day Mexican Interbank Rate(2)	10,159	—	10,159	JPMorgan Chase
MXN	30,821	03/06/20	5.410%	28 Day Mexican Interbank Rate(2)	(8,174)	1,206	(9,380)	Citigroup Global Markets
MXN	22,308	03/12/20	5.230%	28 Day Mexican Interbank Rate(2)	4,835	—	4,835	Bank of America
MXN	47,288	03/16/20	5.230%	28 Day Mexican Interbank Rate(1)	10,099	(456)	10,555	Citigroup Global Markets
MXN	133,270	02/18/25	5.860%	28 Day Mexican Interbank Rate(1)	(305,374)	—	(305,374)	Citigroup Global Markets
MXN	19,691	05/30/25	6.460%	28 Day Mexican Interbank Rate(1)	12,932	(334)	13,266	Credit Suisse First Boston Corp.
MXN	16,138	05/30/25	6.460%	28 Day Mexican Interbank Rate(1)	10,598	(274)	10,872	Credit Suisse First Boston Corp.
MXN	3,858	06/09/25	6.330%	28 Day Mexican Interbank Rate(1)	(340)	—	(340)	Citigroup Global Markets

					$(343,697)	$1,134	$(344,831)

SEE NOTES TO FINANCIAL STATEMENTS.

A151

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2015 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2015	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
103,121	01/12/17	1.256%	3 month LIBOR(2)	$—	$(366,496)	$(366,496)
1,001	05/15/23	2.169%	3 month LIBOR(2)	—	3,157	3,157
7,477	03/04/25	2.147%	3 month LIBOR(2)	—	135,948	135,948
1,876	04/30/25	2.038%	3 month LIBOR(2)	—	67,834	67,834
500	05/15/25	2.357%	3 month LIBOR(2)	—	2,586	2,586
579	06/22/25	2.452%	3 month LIBOR(2)	—	(359)	(359)
3,010	04/24/45	2.391%	3 month LIBOR(2)	—	330,863	330,863
3,317	05/08/45	2.738%	3 month LIBOR(2)	—	125,979	125,979
3,317	05/08/45	2.743%	3 month LIBOR(2)	—	122,784	122,784
6,138	05/27/45	2.690%	3 month LIBOR(2)	—	304,047	304,047
6,138	05/27/45	2.692%	3 month LIBOR(2)	—	301,386	301,386

				$—	$1,027,729	$1,027,729

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at June 30, 2015:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at June 30, 2015(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues—Sell Protection(1):
Federal Republic of Brazil	06/20/20	1.000%	2,106	*	$(157,717)	$(148,565)	$(9,152)	BNP Paribas
Federal Republic of Brazil	09/20/20	1.000%	2,106	*	(157,723)	(148,563)	(9,160)	BNP Paribas
Federal Republic of Brazil	09/20/20	1.000%	2,106	*	(157,781)	(147,092)	(10,689)	BNP Paribas
Federal Republic of Brazil	09/20/20	1.000%	720	*	(53,928)	(52,711)	(1,217)	Citigroup Global Markets
Federal Republic of Brazil	09/20/20	1.000%	432	*	(32,520)	(29,837)	(2,683)	Bank of America
Russian Federation	09/20/20	1.000%	996	*	(109,463)	(113,166)	3,703	Bank of America
United Mexican States	09/20/20	1.000%	3,568	*	(52,606)	(47,558)	(5,048)	JPMorgan Chase
United Mexican States	09/20/20	1.000%	1,791	*	(26,554)	(23,407)	(3,147)	BNP Paribas
United Mexican States	09/20/20	1.000%	1,765	*	3,048	(20,290)	23,338	JPMorgan Chase

					$(745,244)	$(731,189)	$(14,055)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at June 30, 2015(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues—Buy Protection(2):
CDX SDCS	01/18/18	1.000%	2,970	*	$12,871	$21,937	$(9,066)	Bank of America
CDX SDCS	03/20/20	1.000%	890	*	(2,885)	(38,759)	35,874	JPMorgan Chase
Malaysian Federation	09/20/20	1.000%	696	*	11,599	9,971	1,628	JPMorgan Chase
Republic of South Africa	09/20/20	1.000%	4,593	*	236,382	235,915	467	Barclays Capital Group
Republic of Turkey	09/20/20	1.000%	980	*	57,425	67,975	(10,550)	BNP Paribas
Republic of Turkey	09/20/20	1.000%	845	*	(440)	50,632	(51,072)	Barclays Capital Group
United Mexican States	06/20/20	1.000%	1,765	*	22,476	(18,087)	40,563	Bank of America
United Mexican States	06/20/20	1.000%	1,765	*	21,495	15,519	5,976	JPMorgan Chase

SEE NOTES TO FINANCIAL STATEMENTS.

A152

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Credit default swap agreements outstanding at June 30, 2015 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at June 30, 2015(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues—Buy Protection(2) (continued):
United Mexican States	09/20/20	1.000%	1,765	*	$25,931	$23,388	$2,543	Bank of America

					$384,854	$368,491	$16,363

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on credit indices—Buy Protection(2):
CMBX.NA.7.AAA	01/17/47	0.500%	5,000	$(150,115)	$(167,075)	$16,960	Morgan Stanley
CMBX.NA.7.AAA	01/17/47	0.500%	60	1,807	1,816	(9)	JPMorgan Chase
CMBX.NA.7.AAA	01/17/47	0.500%	60	1,796	1,805	(9)	JPMorgan Chase
CMBX.NA.7.AAA	01/17/47	0.500%	54	1,626	1,634	(8)	Citigroup Global Markets
CMBX.NA.8.AAA	10/17/57	0.500%	2,600	(111,111)	(115,778)	4,667	JPMorgan Chase

				$(255,997)	$(277,598)	$21,601

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Value at Trade Date	Value at June 30, 2015(5)	Unrealized Appreciation
Exchange-traded credit default swaps on credit indices—Buy Protection(2):
CDX.NA.HY.24 V1	06/20/20	5.000%	10,345	$580,327	$660,405	$80,078
CDX.NA.IG.14 V1	06/20/20	1.000%	14,528	(251,836)	(210,957)	40,879

				$328,491	$449,448	$120,957

Cash of $6,098,540 has been segregated with JPMorgan Chase to cover the requirements for open exchange-traded and cleared swap contracts at June 30, 2015.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount

SEE NOTES TO FINANCIAL STATEMENTS.

A153

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*	Fair value of credit default swap agreement is based on price obtained from independent pricing service which used information provided by market dealers. No implied credit spread is utilized in determining such fair value.

Reverse Repurchase Agreements outstanding at June 30, 2015:

Broker	Interest Rate	Trade Date	Value at June 30, 2015	Maturity Date	Cost
BNP Paribas	0.200%	06/30/2015	$6,000,000	07/01/2015	$6,000,000
Bank of America	0.490%	06/30/2015	143,298,905	07/01/2015	143,298,905

			$149,298,905		$149,298,905

The aggregate value of Reverse Repurchase Agreements is $149,298,905. U.S. Treasury Securities, with a market value of $149,262,226 have been segregated to cover the requirement for the reverse repurchase agreements outstanding as of June 30, 2015. Reverse repurchase agreements are subject to contractual netting arrangements.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Debt Obligations	$—	$18,628,699	$—
Collateralized Loan Obligations	—	28,847,492	2,205,302
Non-Residential Mortgage-Backed Securities	—	144,641,225	33,420,341
Residential Mortgage-Backed Securities	—	99,760,881	—
Bank Loans	—	8,973,032	—
Commercial Mortgage-Backed Securities	—	203,967,156	1,833,689
Corporate Bonds	—	1,566,222,737	612,920
Foreign Government Bonds	—	159,544,834	—
Municipal Bonds	—	46,638,870	—
Residential Mortgage-Backed Securities	—	162,248,389	—
U.S. Government Agency Obligations	—	1,176,176,755	—
U.S. Treasury Obligations	—	868,191,570	—
Preferred Stocks	6,387,741	—	—
Repurchase Agreements	—	1,468,125	—
Affiliated Money Market Mutual Fund	20,741,790	—	—
Options Purchased	1,266,832	1,207,827	—
Short Sales – U.S. Treasury Obligation	—	(4,397,720)	—
Short Sales – U.S. Government Agency Obligations	—	(159,064,608)	—
Options Written	(1,190,501)	(1,223,248)	—
Reverse Repurchase Agreements	—	(149,298,905)	—
Other Financial Instruments*
Futures Contracts	(1,283,217)	—	—
Foreign Forward Currency Exchange Contracts	—	(317,629)	—
Over-the-counter interest rate swaps	—	(343,697)	—
Exchange-traded interest rate swaps	—	1,027,729	—
Over-the-counter credit default swaps	—	(616,387)	—
Exchange-traded credit default swaps	—	120,957	—

Total	$25,922,645	$4,172,404,084	$38,072,252

SEE NOTES TO FINANCIAL STATEMENTS.

A154

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

	Collaterized Loan Obligations	Non-Residential Mortgage-Backed Securities	Commercial Mortgage-Backed Securities	Corporate Bonds	Residential Mortgage-Backed Securities
Balance as of 12/31/14	$—	$—	$—	$—	$5,105,640
Accrued discount/premium	—	4,409	1,559	—	—
Realized gain (loss)	—	1,177	—	—	(523,034)
Change in unrealized appreciation (depreciation)**	(1,850)	402,780	81,783	(3,080)	466,198
Purchases	2,207,152	34,546,517	1,750,347	616,000	—
Sales	—	(1,534,542)	—	—	(1,710,732)
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	(3,338,072)

Balance as of 6/30/15	$2,205,302	$33,420,341	$1,833,689	$612,920	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

**	Of which, $479,633 was relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of June 30, 2015	Valuation Methodology	Unobservable Inputs
Collateralized Loan Obligations	$1,538,150	Market Approach	Single broker indicative quote
Collateralized Loan Obligations	667,152	Pricing at Cost	Unadjusted purchase price
Non-Residential Mortgage Backed Securities	33,420,341	Market Approach	Single broker indicative quote
Commercial Mortgage-Backed Securities	788,317	Market Approach	Single broker indicative quote
Commercial Mortgage-Backed Securities	1,045,372	Market Approach	Single broker indicative quote
Corporate Bonds	612,920	Market Approach	Single broker indicative quote

Investments in Securities	Amount Transferred	Level Transfer	Logic
Residential Mortgage-Backed Securities	$3,338,072	L3 to L2	Single broker indicative quote to evaluated bid

SEE NOTES TO FINANCIAL STATEMENTS.

A155

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2015 were as follows:

U.S. Government Agency Obligations	30.6%
U.S. Treasury Obligations	22.6
Residential Mortgage-Backed Securities	6.8
Oil, Gas & Consumable Fuels	6.0
Banks	5.7
Commercial Mortgage-Backed Securities	5.4
Non-Residential Mortgage-Backed Securities	4.6
Foreign Government Bonds	4.1
Diversified Telecommunication Services	3.3
Consumer Finance	2.5
Pharmaceuticals	2.0
Media	1.9
Capital Markets	1.9
Diversified Financial Services	1.7
Automobiles	1.5
Metals & Mining	1.4
Electric Utilities	1.4
Municipal Bonds	1.2
Wireless Telecommunication Services	1.0
Chemicals	1.0
Health Care Providers & Services	0.9
Collateralized Loan Obligations	0.8
Tobacco	0.6
Affiliated Money Market Mutual Fund	0.5
Insurance	0.5
Internet Software & Services	0.5
Aerospace & Defense	0.5
Collateralized Debt Obligations	0.5
Technology Hardware, Storage & Peripherals	0.5
Independent Power & Renewable Electricity Producers	0.4
Energy Equipment & Services	0.4
Health Care Equipment & Supplies	0.4
Commercial Services & Supplies	0.3
Food Products	0.3

Semiconductors & Semiconductor Equipment	0.3%
Containers & Packaging	0.3
Construction Materials	0.3
Machinery	0.3
Electronic Equipment, Instruments & Components	0.2
Multiline Retail	0.2
Software	0.2
Internet & Catalog Retail	0.2
Road & Rail	0.2
Specialty Retail	0.2
Paper & Forest Products	0.2
Real Estate Investment Trusts (REITs)	0.2
Beverages	0.2
Biotechnology	0.2
Gas Utilities	0.1
Building Products	0.1
IT Services	0.1
Airlines	0.1
Construction & Engineering	0.1
Hotels, Restaurants & Leisure	0.1
Multi-Utilities	0.1
Electrical Equipment	0.1
Communications Equipment	0.1
Real Estate Management & Development	0.1
Trading Companies & Distributors	0.1
Household Products	0.1
Put Options	0.1
Air Freight & Logistics	0.1
Auto Components	0.1
Household Durables	0.1
U.S. Treasury Obligations	(0.1)
U.S. Government Agency Obligations	(4.1)

114.3
Liabilities in excess of other assets	(14.3)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2015 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from/to broker- variation margin futures	$154,189	*	Due from/to broker- variation margin futures	$1,437,406	*
Interest rate contracts	Unrealized appreciation on over-the-counter swap agreements	71,130		Unrealized depreciation on over-the-counter swap agreements	415,961
Interest rate contracts	Unaffiliated investments	1,266,832		Options written outstanding, at value	1,708,101
Interest rate contracts	Premiums paid for swap agreements	2,432		Premiums received for swap agreements	1,298
Interest rate contracts	Due from/to broker- variation margin swaps	1,394,584	*	Due from/to broker- variation margin swaps	366,855	*
Foreign exchange contracts	Unrealized appreciation on foreign currency forward contracts	1,157,268		Unrealized depreciation on foreign currency forward contracts	1,474,897
Foreign exchange contracts	Unaffiliated investments	1,207,827		Options written outstanding, at value	705,648

SEE NOTES TO FINANCIAL STATEMENTS.

A156

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Due from/to broker — variation margin swaps	$120,957	*	—	$—
Credit contracts	Unrealized appreciation on over-the-counter swap agreements	135,719		Unrealized depreciation on over-the-counter swap agreements	111,810
Credit contracts	Premiums paid for swap agreements	430,592		Premiums received for swap agreements	1,070,888

Total		$5,941,530			$7,292,864

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Futures	Options Written	Swaps	Forward Currency Contracts(2)	Total
Interest rate contracts	$(857,257)	$2,610,357	$454,960	$1,253,491	$—	$3,461,551
Foreign exchange contracts	60,745	—	27,537	—	8,495,474	8,583,756
Credit contracts	—	—	—	1,507,664	—	1,507,664

Total	$(796,512)	$2,610,357	$482,497	$2,761,155	$8,495,474	$13,552,971

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Futures	Options Written	Swaps	Forward Currency Contracts(4)	Total
Interest rate contracts	$567,481	$(747,442)	$(632,105)	$682,898	$—	$(129,168)
Foreign exchange contracts	(782,680)	—	348,954	—	(9,560,678)	(9,994,404)
Credit contracts	—	—	—	144,866	—	144,866

Total	$(215,199)	$(747,442)	$(283,151)	$827,764	$(9,560,678)	$(9,978,706)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

(2)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

(4)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

For the six months ended June 30, 2015, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Futures Contracts - Long Positions(2)	Futures Contracts - Short Positions(2)	Forward Foreign Currency Exchange Contracts- Purchased(3)	Forward Foreign Currency Exchange Contracts- Sold(3)	Options Written(4)	Interest Rate Swap Agreements(4)	Credit Default Swap Agreements - Buy Protection(4)	Credit Default Swap Agreements - Sell Protection(4)
$2,445,192	$111,257,575	$226,915,328	$452,736,599	$540,553,228	$4,858	$109,276	$36,982	$6,670

(1)	Cost.

(2)	Value at Trade Date.

(3)	Value at Settlement.

(4)	Notional Amount in USD (000).

SEE NOTES TO FINANCIAL STATEMENTS.

A157

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received(3)	Net Amount
Bank of America	$194,624	$(190,211)	$—	$4,413
Barclays Capital Group	606,384	(54,904)	—	551,480
BNP Paribas	293,340	(293,340)	—	—
Citigroup Global Markets	821,360	(821,360)	—	—
Credit Suisse First Boston Corp.	58,867	(29,888)	—	28,979
Deutsche Bank AG	344,076	(258,015)	—	86,061
Goldman Sachs & Co.	237,790	(237,790)	—	—
Hong Kong & Shanghai Bank	3,847	(3,847)	—	—
JPMorgan Chase	242,061	(242,061)	—	—
Merriman Capital, Inc.	50,800	(812)	—	49,988
Morgan Stanley	61,238	(61,238)	—	—
Royal Bank of Scotland	29,536	(29,536)	—	—
Standard & Poors Securities, Inc.	1,233	—	—	1,233
Standard Chartered PLC	7,717	—	—	7,717
Toronto Dominion	9,874	—	—	9,874
UBS AG	42,221	(42,221)	—	—

	$3,004,968

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged(3)	Net Amount
Bank of America	$(190,211)	$190,211	$—	$—
Barclays Capital Group	(54,904)	54,904	—	—
BNP Paribas	(1,420,438)	293,340		(1,127,098)
Citigroup Global Markets	(1,164,167)	821,360	—	(342,807)
Credit Suisse First Boston Corp.	(29,888)	29,888	—	—
Deutsche Bank AG	(258,015)	258,015	—	—
Goldman Sachs & Co.	(373,710)	237,790	—	(135,920)
Hong Kong & Shanghai Bank	(198,616)	3,847	—	(194,769)
JPMorgan Chase	(300,277)	242,061	—	(58,216)
Merriman Capital, Inc.	(812)	812	—	—
Morgan Stanley	(174,603)	61,238	—	(113,365)
Royal Bank of Scotland	(55,739)	29,536	—	(26,203)
Standard & Poors Securities, Inc.	—	—	—	—
Standard Chartered PLC	—	—	—	—
Toronto Dominion	—	—	—	—
UBS AG	(76,722)	42,221	—	(34,501)

	$(4,298,102)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Amounts shown reflect actual collateral received or pledged by the Portfolio. Such amounts are applied up to 100% of the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A158

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2015

ASSETS:
Investments at value:
Unaffiliated investments (cost $4,588,243,482)	$4,532,244,417
Affiliated investments (cost $20,741,790)	20,741,790
Cash	873,271
Foreign currency, at value (cost $3,284,650)	3,256,449
Deposit with broker	7,694,848
Receivable for investments sold	832,280,216
Dividends and interest receivable	25,332,770
Receivable for fund share sold	9,586,114
Unrealized appreciation on foreign currency forward contracts	1,157,268
Due from broker-variation margin swaps	709,530
Premiums paid for swap agreements	433,024
Unrealized appreciation on over-the-counter swap agreements	206,849
Due from broker-variation margin futures	28,302
Prepaid expenses	7,391

Total Assets	5,434,552,239

LIABILITIES:
Payable for investments purchased	1,273,053,075
Securities sold short, at value (proceeds received $163,669,966)	163,462,328
Reverse repurchase agreements	149,298,905
Options written outstanding, at value (premiums received $2,130,598)	2,413,749
Payable for fund share repurchased	2,409,485
Unrealized depreciation on foreign currency forward contracts	1,474,897
Premiums received for swap agreements	1,072,186
Advisory fees payable	783,130
Unrealized depreciation on over-the-counter swap agreements	527,771
Accrued expenses and other liabilities	502,533
Interest payable on securities sold short	55,413
Distribution fee payable	52,534
Deferred trustees’ fees	621
Affiliated transfer agent fee payable	350

Total Liabilities	1,595,106,977

NET ASSETS	$3,839,445,262

Net assets were comprised of:
Paid-in capital	$3,031,708,733
Retained earnings	807,736,529

Net assets, June 30, 2015	$3,839,445,262

Net asset value and redemption price per share, $3,839,445,262 / 301,395,704 outstanding shares of beneficial interest	$12.74

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2015

INCOME
Interest income	$56,542,745
Unaffiliated dividend income	272,997
Affiliated dividend income	235,817

57,051,559

EXPENSES
Advisory fees	12,135,497
Distribution fee	1,982,821
Custodian and accounting fees	573,000
Insurance expenses	43,000
Audit fee	31,000
Trustees’ fees	30,000
Legal fees and expenses	11,000
Shareholders’ reports	9,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Miscellaneous	11,768

Total expenses	14,831,086
Less: advisory fee waivers and/or expense reimbursement	(686,256)

Net expenses	14,144,830

NET INVESTMENT INCOME	42,906,729

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	74,949,827
Futures transactions	2,610,357
Options written transactions	482,497
Swap agreements transactions	2,761,155
Foreign currency transactions	(14,100,354)

66,703,482

Net change in unrealized appreciation (depreciation) on:
Investments and other assets	(120,083,446)
Futures	(747,442)
Options written	(283,151)
Swap agreements	827,764
Foreign currencies	(9,469,395)

(129,755,670)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(63,052,188)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(20,145,459)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2015	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$42,906,729	$108,409,639
Net realized gain on investment and foreign currency transactions	66,703,482	170,999,033
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(129,755,670)	(12,986,522)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(20,145,459)	266,422,150

FUND SHARE TRANSACTIONS:
Fund share sold [4,703,268 and 16,762,311 shares, respectively]	60,711,096	211,582,382
Fund share repurchased [19,528,643 and 273,933,827 shares, respectively]	(251,237,269)	(3,473,733,475)

NET DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(190,526,173)	(3,262,151,093)

TOTAL DECREASE IN NET ASSETS	(210,671,632)	(2,995,728,943)
NET ASSETS:
Beginning of period	4,050,116,894	7,045,845,837

End of period	$3,839,445,262	$4,050,116,894

SEE NOTES TO FINANCIAL STATEMENTS.

A159

AST DEFENSIVE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

LONG-TERM INVESTMENTS — 99.5%
AFFILIATED MUTUAL FUNDS	Shares	Value (Note 2)
AST AQR Emerging Markets Equity Portfolio*	9,257	$94,139
AST AQR Large-Cap Portfolio*	535,602	7,284,186
AST Boston Partners Large-Cap Value Portfolio*	86,436	1,581,780
AST ClearBridge Dividend Growth Portfolio*	123,476	1,615,073
AST Goldman Sachs Large-Cap Value Portfolio*	58,642	1,583,926
AST Goldman Sachs Mid-Cap Growth Portfolio*	15,343	120,751
AST Goldman Sachs Strategic Income Portfolio*	1,751,618	16,955,659
AST Herndon Large Cap Value Portfolio*	91,029	1,189,749
AST High Yield Portfolio*	1,490,191	12,830,543
AST International Growth Portfolio*	250,678	3,617,290
AST International Value Portfolio*	196,136	3,597,136
AST Jennison Large-Cap Growth Portfolio*	86,302	1,957,332
AST Large-Cap Value Portfolio*	69,231	1,580,545
AST Loomis Sayles Large-Cap Growth Portfolio*	70,299	2,329,698
AST Lord Abbett Core Fixed Income Portfolio*	2,660,407	31,791,864
AST MFS Growth Portfolio*	113,510	1,951,230
AST MFS Large-Cap Value Portfolio*	77,109	1,185,929
AST Mid-Cap Value Portfolio*	5,887	122,341
AST Money Market Portfolio*	4,981,595	4,981,595
AST Neuberger Berman Core Bond Portfolio*	1,567,067	16,955,660
AST Neuberger Berman Mid-Cap Growth Portfolio*	3,130	120,865
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	4,337	122,274
AST Parametric Emerging Markets Equity Portfolio*	9,609	81,770
AST PIMCO Limited Maturity Bond Portfolio*	628,552	6,562,078
AST Prudential Core Bond Portfolio*	7,583,032	84,778,302

AFFILIATED MUTUAL FUNDS (continued)	Shares	Value (Note 2)
AST QMA Emerging Markets Equity Portfolio*	5,996	$58,941
AST QMA International Core Equity Portfolio*	165,607	1,796,836
AST QMA Large-Cap Portfolio*	527,419	7,283,652
AST Small-Cap Growth Opportunities Portfolio*	45,925	728,373
AST Small-Cap Growth Portfolio*	20,617	730,862
AST Small-Cap Value Portfolio*	69,981	1,535,387
AST T. Rowe Price Equity Income Portfolio*	60,689	790,176
AST T. Rowe Price Large-Cap Growth Portfolio*	66,064	1,563,739
AST T. Rowe Price Natural Resources Portfolio*	1,760	35,334
AST Western Asset Core Plus Bond Portfolio*	5,405,816	61,518,184
AST Western Asset Emerging Markets Debt Portfolio*	330,013	3,204,426

TOTAL LONG-TERM INVESTMENTS (cost $278,896,087)(w)		284,237,625

SHORT-TERM INVESTMENT — 0.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund (cost $1,053,350)(w)(Note 4)	1,053,350	1,053,350

TOTAL INVESTMENTS — 99.9% (cost $279,949,437)		285,290,975
Other assets in excess of liabilities — 0.1%		210,917

NET ASSETS — 100.0%		$285,501,892

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$285,290,975	$—	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A160

AST DEFENSIVE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

The investment allocation of Portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2015 were as follows:

Investment Type
Core Bonds	76.5%
Large/Mid-Cap Growth	8.2
High Yield	4.5
Large/Mid-Cap Value	2.6
Money Market	2.1
International Value	1.9
International Growth	1.3

Emerging Markets	1.2%
Large/Mid-Cap Blend	0.6
Small-Cap Value	0.5
Small-Cap Growth	0.5

99.9
Other assets in excess of liabilities	0.1

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A161

AST DEFENSIVE ASSET ALLOCATION PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2015

ASSETS:
Investments at value:
Affiliated investments (cost $279,949,437)	$285,290,975
Receivable for investments sold	3,176,279
Receivable for fund share sold	10,353
Dividends receivable	212
Prepaid expenses	68

Total Assets	288,477,887

LIABILITIES:
Payable for fund share repurchased	1,639,720
Payable for investments purchased	1,281,380
Accrued expenses and other liabilities	40,342
Advisory fees payable	14,203
Affiliated transfer agent fee payable	350

Total Liabilities	2,975,995

NET ASSETS	$285,501,892

Net assets were comprised of:
Paid-in capital	$273,146,379
Retained earnings	12,355,513

Net assets, June 30, 2015	$285,501,892

Net asset value and redemption price per share, $285,501,892 / 27,571,125 outstanding shares of beneficial interest	$10.36

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2015

INCOME
Affiliated dividend income	$1,195

EXPENSES
Advisory fees	214,912
Custodian and accounting fees	22,000
Audit fee	13,000
Trustees’ fees	7,000
Legal fees and expenses	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Shareholders’ reports	2,000
Miscellaneous	6,527

Total expenses	273,439

NET INVESTMENT LOSS	(272,244)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on affiliated investment transactions	2,836,787
Net change in unrealized appreciation (depreciation) on affiliated investments	(1,585,855)

NET GAIN ON INVESTMENTS	1,250,932

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$978,688

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2015	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment loss	$(272,244)	$(406,794)
Net realized gain on investment transactions	2,836,787	4,820,475
Net change in unrealized appreciation (depreciation) on investments	(1,585,855)	4,660,921

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	978,688	9,074,602

FUND SHARE TRANSACTIONS:
Fund share sold [6,759,665 and 18,750,980 shares, respectively]	70,432,920	189,794,660
Fund share repurchased [3,919,681 and 7,205,038 shares, respectively]	(40,774,390)	(73,275,065)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	29,658,530	116,519,595

TOTAL INCREASE IN NET ASSETS	30,637,218	125,594,197
NET ASSETS:
Beginning of period	254,864,674	129,270,477

End of period	$285,501,892	$254,864,674

SEE NOTES TO FINANCIAL STATEMENTS.

A162

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

LONG-TERM INVESTMENTS — 96.6%		Value (Note 2)
COMMON STOCKS — 62.1%	Shares
Aerospace & Defense — 1.2%
BAE Systems PLC (United Kingdom)	350,000	$2,479,883
Boeing Co. (The)	111,591	15,479,904
Engility Holdings, Inc.	51,800	1,303,288
Finmeccanica SpA (Italy)*	536,000	6,742,409
Huntington Ingalls Industries, Inc.	36,961	4,161,439
Meggitt PLC (United Kingdom)	341,230	2,498,718
Rolls-Royce Holdings PLC (United Kingdom) (Class C Stock)*	18,551,652	29,149
Rolls-Royce Holdings PLC (United Kingdom)*	131,572	1,797,163
Safran SA (France)	76,250	5,181,915
Senior PLC (United Kingdom)	147,000	662,450
Teledyne Technologies, Inc.*	17,300	1,825,323
Textron, Inc.	127,839	5,705,455
United Technologies Corp.	94,070	10,435,185
Zodiac Aerospace (France)	82,794	2,696,918

		60,999,199

Air Freight & Logistics — 0.3%
Air Transport Services Group, Inc.*	122,090	1,280,724
FedEx Corp.	74,196	12,642,998
Hub Group, Inc. (Class A Stock)*	33,070	1,334,044

		15,257,766

Airlines — 0.2%
International Consolidated Airlines Group SA (United Kingdom)*	498,023	3,885,342
Southwest Airlines Co.	107,867	3,569,319

		7,454,661

Auto Components — 0.7%
Bridgestone Corp. (Japan)	105,000	3,881,072
Continental AG (Germany)	24,166	5,721,973
Cooper Tire & Rubber Co.	50,030	1,692,515
Delphi Automotive PLC (United Kingdom)	126,658	10,777,329
ElringKlinger AG (Germany)	17,100	459,879
Exedy Corp. (Japan)	32,000	798,987
Gentherm, Inc.*	23,410	1,285,443
Motorcar Parts of America, Inc.*	49,840	1,499,686
NHK Spring Co. Ltd. (Japan)	92,500	1,018,459
Tenneco, Inc.*	125,160	7,189,191
Valeo SA (France)	6,215	983,110

		35,307,644

Automobiles — 0.7%
Astra International Tbk PT (Indonesia)	828,000	438,272
Brilliance China Automotive Holdings Ltd. (China)	280,000	436,379
Fuji Heavy Industries Ltd. (Japan)	75,900	2,790,903
Great Wall Motor Co. Ltd. (China) (Class H Stock)	60,500	299,242
Isuzu Motors Ltd. (Japan)	244,900	3,212,981
Renault SA (France)	46,751	4,901,732
Suzuki Motor Corp. (Japan)	114,200	3,854,190
Toyota Motor Corp. (Japan)	286,300	19,158,418

		35,092,117

Banks — 5.3%
Australia & New Zealand Banking Group Ltd. (Australia)	309,184	7,673,082

COMMON STOCKS (continued)	Shares	Value (Note 2)
Banks (continued)
Banca Popolare dell’Emilia Romagna SC (Italy)	85,800	$765,535
Banco Popolare SC (Italy)*	146,289	2,408,740
BanColombia SA (Colombia), ADR	11,090	476,870
Bank Handlowy w Warszawie SA (Poland)	9,161	243,546
Bank Hapoalim BM (Israel)	136,187	732,952
Bank Leumi Le-Israel BM (Israel)*	239,085	1,010,255
Bank of America Corp.	761,108	12,954,058
Bank of China Ltd. (China) (Class H Stock)	1,119,000	726,210
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	971,900	752,219
Banque Cantonale Vaudoise (Switzerland)	1,550	960,619
Barclays Africa Group Ltd. (South Africa)	22,711	341,420
Barclays PLC (United Kingdom)	1,129,084	4,627,690
Boston Private Financial Holdings, Inc.	156,860	2,103,492
CaixaBank SA (Spain)	542,436	2,524,123
Capitec Bank Holdings Ltd. (South Africa)	8,813	351,303
China Construction Bank Corp. (China) (Class H Stock)	916,000	835,535
Citigroup, Inc.	352,815	19,489,501
Commercial International Bank Egypt SAE (Egypt), GDR	59,376	429,205
Commonwealth Bank of Australia (Australia)	98,232	6,441,765
Dah Sing Financial Holdings Ltd. (Hong Kong)	156,400	1,025,130
Danske Bank A/S (Denmark)	174,299	5,123,867
DBS Group Holdings Ltd. (Singapore)	737,800	11,320,548
Eurobank Ergasias SA (Greece)*	980,534	130,994
FinecoBank Banca Fineco SpA (Italy)	97,276	720,511
First Citizens BancShares, Inc. (Class A Stock)	6,070	1,596,653
First Northwest Bancorp*	97,400	1,214,578
FirstMerit Corp.	127,690	2,659,783
Great Western Bancorp, Inc.	41,100	990,921
Grupo Financiero Banorte SAB de CV (Mexico) (Class O Stock)	80,500	442,616
Hang Seng Bank Ltd. (Hong Kong)	400,400	7,820,197
Hanmi Financial Corp.	80,740	2,005,582
HDFC Bank Ltd. (India), ADR	3,934	238,125
Hilltop Holdings, Inc.*	41,970	1,011,057
HSBC Holdings PLC (United Kingdom)	750,904	6,723,862
Independent Bank Corp.	11,284	153,011
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	785,000	622,918
ING Groep NV (Netherlands), CVA	501,400	8,325,953
Intesa Sanpaolo SpA (Italy)	2,658,494	9,654,301
Investors Bancorp, Inc.	155,153	1,908,382
JPMorgan Chase & Co.	364,336	24,687,407
Jyske Bank A/S (Denmark)*	14,500	728,142
Kasikornbank PCL (Thailand)	82,000	457,384
KBC Groep NV (Belgium)	60,733	4,071,438
Komercni Banka A/S (Czech Republic)	1,800	399,021
Liberbank SA (Spain)*	564,400	411,013
Lloyds Banking Group PLC (United Kingdom)	10,071,651	13,518,079
M&T Bank Corp.(a)	36,440	4,552,449
Metropolitan Bank & Trust Co. (Philippines)	88,518	184,503
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,980,900	14,251,519
Mizrahi Tefahot Bank Ltd. (Israel)	273,820	3,393,497

SEE NOTES TO FINANCIAL STATEMENTS.

A163

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Banks (continued)
Nordea Bank AB (Sweden)	677,820	$8,453,605
Opus Bank	40,180	1,453,712
Oversea-Chinese Banking Corp. Ltd. (Singapore)	545,083	4,116,445
Sberbank of Russia (Russia)*	358,106	470,278
Seven Bank Ltd. (Japan)	1,253,900	5,804,570
Shinhan Financial Group Co. Ltd. (South Korea)	9,047	336,747
Societe Generale SA (France)	134,291	6,301,456
SpareBank 1 SR-Bank ASA (Norway)	66,800	444,734
Standard Chartered PLC (United Kingdom)	173,037	2,771,068
Sumitomo Mitsui Financial Group, Inc. (Japan)	86,600	3,855,363
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	711,000	3,252,542
Suruga Bank Ltd. (Japan)	54,700	1,171,736
Svenska Handelsbanken AB (Sweden) (Class A Stock)	203,400	2,969,285
Swedbank AB (Sweden) (Class A Stock)	174,031	4,057,431
Synovus Financial Corp.	41,981	1,293,854
TCF Financial Corp.	88,100	1,463,341
U.S. Bancorp	94,300	4,092,620
Unione di Banche Italiane ScpA (Italy)	293,674	2,356,495
United Overseas Bank Ltd. (Singapore)	175,000	2,994,071
Wells Fargo & Co.	153,486	8,632,053
Western Alliance Bancorp*	46,680	1,575,917

		264,058,884

Beverages — 1.4%
AMBEV SA (Brazil)	66,300	406,445
Anheuser-Busch InBev NV (Belgium)	106,969	12,872,724
Asahi Group Holdings Ltd. (Japan)	213,500	6,780,373
Britvic PLC (United Kingdom)	117,164	1,320,042
Coca-Cola Bottling Co. Consolidated	8,700	1,314,309
Coca-Cola Co. (The)	109,460	4,294,116
Coca-Cola East Japan Co. Ltd. (Japan)	35,300	652,727
Cott Corp. (Canada)	87,300	853,429
Diageo PLC (United Kingdom)	519,894	15,055,926
Dr. Pepper Snapple Group, Inc.	34,270	2,498,283
Fomento Economico Mexicano SAB de CV (Mexico)	22,200	197,798
Monster Beverage Corp.*	82,242	11,022,073
PepsiCo, Inc.	42,880	4,002,419
SABMiller PLC (United Kingdom)	114,900	5,957,575
Suntory Beverage & Food Ltd. (Japan)	113,600	4,522,527

		71,750,766

Biotechnology — 1.0%
Ablynx NV (Belgium)*	41,700	512,545
Alder Biopharmaceuticals, Inc.*	40,800	2,161,176
Amicus Therapeutics, Inc.*	87,800	1,242,370
BioMarin Pharmaceutical, Inc.*	80,498	11,010,516
Blueprint Medicines Corp.*(a)	40,800	1,080,792
Celldex Therapeutics, Inc.*(a)	32,880	829,234
Cytokinetics, Inc.*	122,890	825,821
Gilead Sciences, Inc.	125,052	14,641,088
Idera Pharmaceuticals, Inc.*(a)	180,880	671,065
Medivation, Inc.*	35,760	4,083,792
Medy-Tox, Inc. (South Korea)	1,728	862,231
Neurocrine Biosciences, Inc.*	33,270	1,588,975

COMMON STOCKS (continued)	Shares	Value (Note 2)
Biotechnology (continued)
NewLink Genetics Corp.*(a)	19,640	$869,463
Radius Health, Inc.*(a)	24,600	1,665,420
Receptos, Inc.*	4,600	874,230
Seres Therapeutics, Inc.*	58,300	2,419,450
Swedish Orphan Biovitrum AB (Sweden)*	94,200	1,249,160
TESARO, Inc.*	13,500	793,665
uniQure NV (Netherlands)*	21,100	569,700
Vertex Pharmaceuticals, Inc.*	37,257	4,600,494

		52,551,187

Building Products — 0.3%
American Woodmark Corp.*	28,380	1,556,643
Builders FirstSource, Inc.*(a)	83,166	1,067,851
Cie de Saint-Gobain (France)	116,565	5,261,916
Masco Corp.	210,649	5,618,009
Wienerberger AG (Austria)	41,100	647,049

		14,151,468

Capital Markets — 1.2%
Affiliated Managers Group, Inc.*	17,395	3,802,547
Artisan Partners Asset Management, Inc. (Class A Stock)	34,200	1,588,932
Ashmore Group PLC (United Kingdom)(a)	178,124	809,548
Brewin Dolphin Holdings PLC (United Kingdom)	115,900	531,069
CETIP SA — Mercados Organizados (Brazil)	19,709	216,164
Cowen Group, Inc. (Class A Stock)*	134,700	862,080
E*Trade Financial Corp.*	79,950	2,394,503
GAM Holding AG (Switzerland)*	49,309	1,035,905
GCA Savvian Corp. (Japan)	99,200	1,231,949
Interactive Brokers Group, Inc. (Class A Stock)	39,900	1,658,244
Invesco Ltd.	101,990	3,823,605
Investment Technology Group, Inc.	33,598	833,230
Julius Baer Group Ltd. (Switzerland)*	81,899	4,595,678
Lazard Ltd. (Class A Stock)	90,829	5,108,223
Legg Mason, Inc.	62,397	3,215,317
Macquarie Group Ltd. (Australia)	137,511	8,615,822
National Holdings Corp.*	95,896	344,267
Om Asset Management PLC	65,500	1,165,245
Partners Group Holding AG (Switzerland)	11,332	3,386,995
Raymond James Financial, Inc.	52,821	3,147,075
Schroders PLC (United Kingdom)	60,148	3,001,173
Sun Hung Kai & Co. Ltd. (Hong Kong)	654,000	586,740
UBS Group AG (Switzerland)*	305,139	6,473,975
Virtus Investment Partners, Inc.	4,910	649,347
Vontobel Holding AG (Switzerland)	27,011	1,251,543

		60,329,176

Chemicals — 1.7%
Air Liquide SA (France)	43,526	5,523,048
Arkema SA (France)	16,500	1,192,747
Ashland, Inc.	53,802	6,558,464
Clariant AG (Switzerland)*	207,017	4,243,042
Croda International PLC (United Kingdom)	51,102	2,209,591
Cytec Industries, Inc.	12,500	756,625
Daicel Corp. (Japan)	186,700	2,395,770
Elementis PLC (United Kingdom)	195,006	785,181
Ferro Corp.*	121,670	2,041,623
Incitec Pivot Ltd. (Australia)	1,139,151	3,377,292

SEE NOTES TO FINANCIAL STATEMENTS.

A164

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Chemicals (continued)
Israel Corp. Ltd. (The) (Israel)	1,361	$480,358
Johnson Matthey PLC (United Kingdom)	48,558	2,315,627
JSR Corp. (Japan)	146,000	2,577,383
K+S AG (Germany)	170,172	7,175,797
LG Chem Ltd. (South Korea)	3,265	814,246
LyondellBasell Industries NV (Class A Stock)	120,664	12,491,137
Methanex Corp. (Canada)	24,100	1,345,278
Monsanto Co.	49,788	5,306,903
Nihon Parkerizing Co. Ltd. (Japan)	103,200	1,046,805
Nippon Shokubai Co. Ltd. (Japan)	61,000	834,422
Nitto Denko Corp. (Japan)	30,800	2,529,368
Nufarm Ltd. (Australia)	131,759	733,976
Sumitomo Chemical Co. Ltd. (Japan)	597,000	3,587,019
Syngenta AG (Switzerland)	23,964	9,777,837
Tokyo Ohka Kogyo Co. Ltd. (Japan)	10,400	295,030
Tronox Ltd. (Class A Stock)	40,100	586,663
Yara International ASA (Norway)	76,401	3,981,113

		84,962,345

Commercial Services & Supplies — 0.5%
Aeon Delight Co. Ltd. (Japan)	36,500	1,118,424
Babcock International Group PLC (United Kingdom)	110,031	1,864,183
Copart, Inc.*	32,400	1,149,552
InnerWorkings, Inc.*	121,630	811,272
KAR Auction Services, Inc.	28,960	1,083,104
KEPCO Plant Service & Engineering Co. Ltd. (South Korea)	10,510	1,111,820
Multi-Color Corp.	53,340	3,407,359
Park24 Co. Ltd. (Japan)	53,100	909,044
Progressive Waste Solutions Ltd. (Canada)	13,700	367,454
Prosegur Cia de Seguridad SA (Spain)	94,900	521,935
Regus PLC (United Kingdom)	399,740	1,637,856
Sato Holdings Corp. (Japan)	43,700	1,234,128
Shanks Group PLC (United Kingdom)	320,860	512,971
Stericycle, Inc.*	38,675	5,178,969
Team, Inc.*	40,330	1,623,283
West Corp.	27,800	836,780

		23,368,134

Communications Equipment — 0.2%
BYD Electronic International Co. Ltd. (China)*	230,000	311,013
Calix, Inc.*	54,700	416,267
Cisco Systems, Inc.	385,254	10,579,075
Ruckus Wireless, Inc.*	84,200	870,628

		12,176,983

Construction & Engineering — 0.1%
Balfour Beatty PLC (United Kingdom)	161,600	614,214
Boustead Projects Ltd. (Singapore)*	212,658	141,314
EMCOR Group, Inc.	41,950	2,003,951
Furmanite Corp.*	181,796	1,476,183
Gamuda Bhd (Malaysia)	328,500	406,298
Monadelphous Group Ltd. (Australia)	29,360	211,743
Taisei Corp. (Japan)	370,000	2,124,169

		6,977,872

Construction Materials — 0.2%
Adelaide Brighton Ltd. (Australia)	198,207	658,180

COMMON STOCKS (continued)	Shares	Value (Note 2)
Construction Materials (continued)
BBMG Corp. (China) (Class H Stock)	221,500	$223,975
James Hardie Industries PLC (Ireland), CDI	506,546	6,742,243
Martin Marietta Materials, Inc.(a)	4,870	689,154

		8,313,552

Consumer Finance — 0.4%
Acom Co. Ltd. (Japan)*	538,700	2,065,047
AEON Financial Service Co. Ltd. (Japan)	27,600	765,749
American Express Co.	85,806	6,668,842
Capital One Financial Corp.	95,617	8,411,427
Regional Management Corp.*	34,970	624,564

		18,535,629

Containers & Packaging — 0.2%
Ball Corp.	74,594	5,232,769
Berry Plastics Group, Inc.*	30,610	991,764
FP Corp. (Japan)	17,500	637,163
Graphic Packaging Holding Co.	112,050	1,560,857
Nampak Ltd. (South Africa)	87,000	241,627
Rock-Tenn Co. (Class A Stock)	17,520	1,054,704

		9,718,884

Distributors
Core-Mark Holding Co., Inc.	26,820	1,589,085
Genuine Parts Co.	7,100	635,663

		2,224,748

Diversified Consumer Services — 0.1%
Carriage Services, Inc.	49,550	1,183,254
G8 Education Ltd. (Australia)(a)	140,470	353,029
Houghton Mifflin Harcourt Co.*	71,900	1,811,880
Service Corp. International	68,330	2,010,952
ServiceMaster Global Holdings, Inc.*(a)	45,700	1,652,969

		7,012,084

Diversified Financial Services — 1.1%
African Bank Investments Ltd. (South Africa)*	219,400	—
Berkshire Hathaway, Inc. (Class B Stock)*	169,235	23,034,576
Bolsa Mexicana de Valores SAB de CV (Mexico)	185,400	320,845
Challenger Ltd. (Australia)	189,281	981,157
Deutsche Boerse AG (Germany)	31,362	2,597,646
Fubon Financial Holding Co. Ltd. (Taiwan)	207,000	411,389
IG Group Holdings PLC (United Kingdom)	66,946	784,696
Japan Exchange Group, Inc. (Japan)	43,000	1,394,021
London Stock Exchange Group PLC (United Kingdom)	97,908	3,642,220
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	301,400	1,648,192
Moody’s Corp.	58,490	6,314,580
NASDAQ OMX Group, Inc. (The)	142,584	6,959,525
ORIX Corp. (Japan)	405,800	6,025,920
Ricoh Leasing Co. Ltd. (Japan)	38,600	1,182,987

		55,297,754

Diversified Telecommunication Services — 1.8%
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	3,443,234	5,863,735
BT Group PLC (United Kingdom)	655,556	4,642,188
Cogent Communications Holdings, Inc.	28,630	968,839

SEE NOTES TO FINANCIAL STATEMENTS.

A165

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Diversified Telecommunication Services (continued)
Deutsche Telekom AG (Germany)	493,179	$8,502,569
FairPoint Communications, Inc.*(a)	59,621	1,086,295
HKT Trust & HKT Ltd. (Hong Kong)	6,468,000	7,609,853
Infrastrutture Wireless Italiane SpA (Italy)*	112,100	506,148
Inmarsat PLC (United Kingdom)	169,221	2,432,622
Orange SA (France)	325,400	5,028,857
PCCW Ltd. (Hong Kong)	7,746,000	4,620,159
Singapore Telecommunications Ltd. (Singapore)	1,355,000	4,228,575
Telecom Italia SpA (Italy)*(a)	5,149,568	6,544,145
Telefonica SA (Spain)	176,885	2,519,802
TeliaSonera AB (Sweden)	440,809	2,598,012
Telkom SA SOC Ltd. (South Africa)	101,619	535,502
Telstra Corp. Ltd. (Australia)	2,569,161	12,158,701
Verizon Communications, Inc.	439,712	20,494,976

		90,340,978

Electric Utilities — 1.6%
American Electric Power Co., Inc.	293,656	15,554,958
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	581,000	4,509,957
Duke Energy Corp.	58,070	4,100,903
Edison International	274,851	15,276,218
Eversource Energy	37,370	1,696,972
Exelon Corp.	132,900	4,175,718
Fortum OYJ (Finland)	178,519	3,171,389
Iberdrola SA (Spain)	650,457	4,391,601
Kansai Electric Power Co., Inc. (The) (Japan)*	285,200	3,157,317
OGE Energy Corp.	140,200	4,005,514
Portland General Electric Co.	27,920	925,827
Power Assets Holdings Ltd. (Hong Kong)	484,500	4,417,380
PPL Corp.	116,150	3,422,941
Red Electrica Corp. SA (Spain)	28,371	2,278,191
Spark Infrastructure Group (Australia)	894,056	1,346,336
Tohoku Electric Power Co., Inc. (Japan)	110,000	1,489,344
Xcel Energy, Inc.	135,547	4,361,902

		78,282,468

Electrical Equipment — 0.4%
EnerSys	31,740	2,231,005
Legrand SA (France)	33,800	1,902,332
LS Industrial Systems Co. Ltd. (South Korea)	11,065	452,679
Nidec Corp. (Japan)	45,600	3,412,604
OSRAM Licht AG (Germany)	119,875	5,734,921
PKC Group OYJ (Finland)	49,000	1,083,268
Preformed Line Products Co.	10,080	380,218
Prysmian SpA (Italy)	26,200	566,350
Vestas Wind Systems A/S (Denmark)	109,400	5,452,881

		21,216,258

Electronic Equipment, Instruments & Components — 0.7%
Arrow Electronics, Inc.*	66,451	3,707,966
Azbil Corp. (Japan)	25,400	656,755
CDW Corp.	44,690	1,531,973
Corning, Inc.	332,211	6,554,523
Hamamatsu Photonics KK (Japan)	56,800	1,674,869
Hitachi Ltd. (Japan)	849,000	5,592,830
Ingenico Group (France)	7,087	833,780

COMMON STOCKS (continued)	Shares	Value (Note 2)
Electronic Equipment, Instruments & Components (continued)
Ingram Micro, Inc. (Class A Stock)*	35,600	$891,068
Keyence Corp. (Japan)	4,400	2,371,498
Kudelski SA (Switzerland)*	77,764	1,101,687
Largan Precision Co. Ltd. (Taiwan)	4,000	456,603
Murata Manufacturing Co. Ltd. (Japan)	29,700	5,183,109
Omron Corp. (Japan)	65,700	2,853,895
Oxford Instruments PLC (United Kingdom)	53,547	816,186
PAX Global Technology Ltd. (Hong Kong)*	127,000	181,916
TDK Corp. (Japan)	38,800	2,971,013

		37,379,671

Energy Equipment & Services — 0.8%
Aker Solutions ASA (Norway)	75,600	423,962
Amec Foster Wheeler PLC (United Kingdom)	147,240	1,891,019
Boustead Singapore Ltd. (Singapore)	708,860	657,887
Cameron International Corp.*	154,426	8,087,290
Dril-Quip, Inc.*	73,732	5,548,333
Essential Energy Services Trust (Canada)*	226,100	204,558
Eurasia Drilling Co. Ltd. (Russia), GDR, RegS	13,041	214,987
FMC Technologies, Inc.*	136,586	5,666,953
Halliburton Co.	111,073	4,783,914
Helix Energy Solutions Group, Inc.*	38,760	489,539
John Wood Group PLC (United Kingdom)	30,714	310,847
Pason Systems, Inc. (Canada)	23,000	411,201
RigNet, Inc.*(a)	32,460	992,302
RPC, Inc.(a)	41,500	573,945
Schlumberger Ltd.	109,653	9,450,992
Schoeller-Bleckmann Oilfield Equipment AG (Austria)	6,500	394,251
Trican Well Service Ltd. (Canada)	25,600	85,060
Vantage Drilling Co.*(a)	164,500	31,107
Western Energy Services Corp. (Canada)	53,300	247,083

		40,465,230

Food & Staples Retailing — 1.8%
Alimentation Couche-Tard, Inc. (Canada) (Class B Stock)	174,200	7,451,966
Chefs’ Warehouse, Inc. (The)*(a)	29,290	622,120
Costco Wholesale Corp.	84,686	11,437,691
CVS Health Corp.	218,534	22,919,846
Diplomat Pharmacy, Inc.*(a)	29,200	1,306,700
George Weston Ltd. (Canada)	58,100	4,563,804
GS Retail Co. Ltd. (South Korea)	23,152	968,617
Jean Coutu Group PJC, Inc. (The) (Canada) (Class A Stock)	32,300	599,968
Koninklijke Ahold NV (Netherlands)	135,971	2,552,542
Kroger Co. (The)	158,687	11,506,394
Lawson, Inc. (Japan)	56,600	3,873,207
Loblaw Cos. Ltd. (Canada)	96,900	4,893,877
Magnit OJSC (Russia)*	635	131,393
Natural Grocers By Vitamin Cottage, Inc.*(a)	33,530	825,509
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd. (Israel)	12,700	553,147
Seven & I Holdings Co. Ltd. (Japan)	116,800	5,013,714
Sprouts Farmers Market, Inc.*	28,400	766,232
Sundrug Co. Ltd. (Japan)	22,900	1,363,589
Sysco Corp.	105,200	3,797,720

SEE NOTES TO FINANCIAL STATEMENTS.

A166

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Food & Staples Retailing (continued)
Tesco PLC (United Kingdom)	1,447,332	$4,822,164

		89,970,200

Food Products — 2.2%
Archer-Daniels-Midland Co.	167,632	8,083,215
Bunge Ltd.	110,377	9,691,101
Chocoladefabriken Lindt & Sprungli AG (Switzerland)	781	4,131,004
Dairy Crest Group PLC (United Kingdom)	97,255	814,643
Danone SA (France)	153,907	9,969,260
Diamond Foods, Inc.*	34,000	1,066,920
General Mills, Inc.	77,470	4,316,628
Gruma SAB de CV (Mexico) (Class B Stock)	23,500	303,141
Hershey Co. (The)	47,080	4,182,116
Hormel Foods Corp.	58,070	3,273,406
Inventure Foods, Inc.*	53,900	547,085
J.M. Smucker Co. (The)	38,680	4,193,299
Kellogg Co.	62,770	3,935,679
Kerry Group PLC (Ireland) (Class A Stock)	60,568	4,492,992
Keurig Green Mountain, Inc.	35,300	2,705,039
Mead Johnson Nutrition Co.	145,705	13,145,505
Nestle SA (Switzerland)	203,922	14,713,101
Nissin Foods Holdings Co. Ltd. (Japan)	26,100	1,143,526
Ottogi Corp. (South Korea)	1,104	785,850
Saputo, Inc. (Canada)	120,800	2,921,832
SunOpta, Inc. (Canada)*	110,000	1,180,300
Super Group Ltd. (Singapore)	452,000	372,297
Toyo Suisan Kaisha Ltd. (Japan)	182,600	6,653,371
Unilever NV (United Kingdom), CVA	226,063	9,451,518

		112,072,828

Gas Utilities — 0.1%
Atmos Energy Corp.	15,310	785,097
Aygaz A/S (Turkey)	51,100	191,518
ENN Energy Holdings Ltd. (China)	60,000	360,800
Infraestructura Energetica Nova SAB de CV (Mexico)	28,000	138,241
South Jersey Industries, Inc.	35,180	870,001

		2,345,657

Health Care Equipment & Supplies — 1.1%
Becton, Dickinson and Co.	24,700	3,498,755
Cooper Cos., Inc. (The)	26,500	4,716,205
DBV Technologies SA (France)*	11,300	653,449
DBV Technologies SA (France), ADR*	56,600	1,685,548
Haemonetics Corp.*	37,040	1,531,974
Hoya Corp. (Japan)	102,200	4,093,083
Medtronic PLC	265,929	19,705,339
Merit Medical Systems, Inc.*	49,110	1,057,829
Nagaileben Co. Ltd. (Japan)	21,000	403,282
Olympus Corp. (Japan)	113,200	3,908,231
Sartorius Stedim Biotech (France)	11,900	3,282,855
Sonova Holding AG (Switzerland)	29,181	3,945,993
Sysmex Corp. (Japan)	26,500	1,578,274
Teleflex, Inc.	9,420	1,275,939
Zimmer Biomet Holdings, Inc.	36,800	4,019,664

		55,356,420

Health Care Providers & Services — 2.6%
Addus HomeCare Corp.*	51,300	1,429,218

COMMON STOCKS (continued)	Shares	Value (Note 2)
Health Care Providers & Services (continued)
Aetna, Inc.	74,185	$9,455,620
Air Methods Corp.*(a)	114,497	4,733,306
Almost Family, Inc.*	23,600	941,876
Amplifon SpA (Italy)	56,800	442,743
Amsurg Corp.*	83,421	5,835,299
Capital Senior Living Corp.*	63,000	1,543,500
Cardinal Health, Inc.	58,070	4,857,555
Civitas Solutions, Inc.*	63,000	1,343,790
DaVita HealthCare Partners, Inc.*	53,200	4,227,804
Express Scripts Holding Co.*	51,100	4,544,834
Fagron (Belgium)	12,000	496,529
Fresenius SE & Co. KGaA (Germany)	150,836	9,684,661
Hanger, Inc.*	54,810	1,284,746
HCA Holdings, Inc.*	111,134	10,082,076
HealthSouth Corp.	52,900	2,436,574
Henry Schein, Inc.*	33,700	4,789,444
Laboratory Corp. of America Holdings*	29,000	3,515,380
McKesson Corp.	85,974	19,327,815
MEDNAX, Inc.*	17,400	1,289,514
Miraca Holdings, Inc. (Japan)	158,200	7,904,333
Molina Healthcare, Inc.*	28,230	1,984,569
Netcare Ltd. (South Africa)	42,476	133,636
PharMerica Corp.*	40,300	1,341,990
Providence Service Corp. (The)*	27,760	1,229,213
Raffles Medical Group Ltd. (Singapore)	519,102	1,772,929
Ship Healthcare Holdings, Inc. (Japan)	20,900	431,900
Surgical Care Affiliates, Inc.*	33,230	1,275,367
Team Health Holdings, Inc.*	36,680	2,396,304
Tsukui Corp. (Japan)	54,900	430,447
UnitedHealth Group, Inc.	149,673	18,260,106
US Physical Therapy, Inc.	23,670	1,296,169

		130,719,247

Health Care Technology — 0.1%
CompuGroup Medical AG (Germany)	37,200	1,300,747
MedAssets, Inc.*	53,800	1,186,828

		2,487,575

Hotels, Restaurants & Leisure — 1.0%
Accor SA (France)	69,089	3,496,611
Brinker International, Inc.	60,360	3,479,754
Buffalo Wild Wings, Inc.*	8,200	1,284,858
Cafe de Coral Holdings Ltd. (Hong Kong)	208,000	751,334
Carrols Restaurant Group, Inc.*	79,780	829,712
Chipotle Mexican Grill, Inc.*	6,970	4,216,780
ClubCorp Holdings, Inc.	38,400	916,992
Denny’s Corp.*	146,750	1,703,767
DineEquity, Inc.	8,800	871,992
Fiesta Restaurant Group, Inc.*	14,963	748,150
Flight Centre Travel Group Ltd. (Australia)(a)	120,075	3,155,918
Genting Hong Kong Ltd. (Hong Kong)	1,257,000	433,665
InterContinental Hotels Group PLC (United Kingdom)	42,830	1,726,756
Interval Leisure Group, Inc.	48,140	1,099,999
Jack in the Box, Inc.	35,390	3,119,982
Kuoni Reisen Holding AG (Switzerland)*	4,220	1,099,064
McDonald’s Holdings Co. Japan Ltd. (Japan)(a)	198,700	4,196,467
Melia Hotels International SA (Spain)(a)	125,600	1,657,901

SEE NOTES TO FINANCIAL STATEMENTS.

A167

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Hotels, Restaurants & Leisure (continued)
OPAP SA (Greece)	34,583	$275,805
Restaurant Group PLC (The) (United Kingdom)	63,200	691,157
Ruth’s Hospitality Group, Inc.	90,410	1,457,409
Whitbread PLC (United Kingdom)	34,000	2,641,419
Wyndham Worldwide Corp.	67,780	5,551,860
Yum! Brands, Inc.	58,070	5,230,946

		50,638,298

Household Durables — 0.6%
Barratt Developments PLC (United Kingdom)	126,587	1,220,965
De’ Longhi (Italy)	29,200	669,488
Dorel Industries, Inc. (Canada) (Class B Stock)	19,100	510,914
Ethan Allen Interiors, Inc.(a)	36,700	966,678
Helen of Troy Ltd.*	19,700	1,920,553
Installed Building Products, Inc.*	60,600	1,483,488
Libbey, Inc.	23,300	962,989
M/I Homes, Inc.*	34,550	852,349
Redrow PLC (United Kingdom)	154,283	1,073,837
Sony Corp. (Japan)*	219,900	6,244,470
Taylor Wimpey PLC (United Kingdom)	2,728,100	7,955,846
Techtronic Industries Co. Ltd. (Hong Kong)	1,606,000	5,251,021

		29,112,598

Household Products — 0.5%
Church & Dwight Co., Inc.	57,800	4,689,314
Colgate-Palmolive Co.	60,280	3,942,915
Energizer Holdings, Inc.*	31,900	4,196,445
LG Household & Health Care Ltd. (South Korea)	376	260,641
Procter & Gamble Co. (The)	72,275	5,654,796
PZ Cussons PLC (United Kingdom)	89,859	510,882
Reckitt Benckiser Group PLC (United Kingdom)	48,091	4,147,069
Svenska Cellulosa AB SCA (Sweden) (Class B Stock)	140,130	3,563,252

		26,965,314

Independent Power & Renewable Electricity Producers
Beijing Jingneng Clean Energy Co. Ltd. (China) (Class H Stock)	290,000	118,094
Boralex, Inc. (Canada) (Class A Stock)	73,300	779,363
Drax Group PLC (United Kingdom)	58,252	318,600
Dynegy, Inc.*	23,500	687,375
Talen Energy Corp.*	14,507	248,940

		2,152,372

Industrial Conglomerates — 0.4%
Alliance Global Group, Inc. (Philippines)	1,088,300	523,899
CK Hutchison Holdings Ltd. (Hong Kong)	379,864	5,584,753
Danaher Corp.	91,579	7,838,247
General Electric Co.	140,932	3,744,563

		17,691,462

Insurance — 2.4%
Aflac, Inc.	73,971	4,600,996
AIA Group Ltd. (Hong Kong)	1,462,000	9,559,518
AMP Ltd. (Australia)	1,065,869	4,945,972
Assicurazioni Generali SpA (Italy)	224,825	4,052,204

COMMON STOCKS (continued)	Shares	Value (Note 2)
Insurance (continued)
Assurant, Inc.	13,448	$901,016
Aviva PLC (United Kingdom)	580,954	4,499,683
AXA SA (France)	294,300	7,461,063
Baloise Holding AG (Switzerland)	13,860	1,689,962
BB Seguridade Participacoes SA (Brazil)	31,000	341,398
Cathay Financial Holding Co. Ltd. (Taiwan)*	534,000	932,338
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	168,800	808,666
Chubb Corp. (The)	45,500	4,328,870
Dongbu Insurance Co. Ltd. (South Korea)	4,500	227,554
Employers Holdings, Inc.	26,781	610,071
Euler Hermes Group (France)	9,400	945,071
Everest Re Group Ltd.	17,007	3,095,444
First American Financial Corp.	47,400	1,763,754
Intact Financial Corp. (Canada)	58,100	4,037,229
Lancashire Holdings Ltd. (United Kingdom)	55,689	539,117
MetLife, Inc.	248,734	13,926,617
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	52,500	708,515
Principal Financial Group, Inc.	73,410	3,765,199
Prudential PLC (United Kingdom)	239,356	5,768,337
Reinsurance Group of America, Inc.	98,610	9,355,131
Sampo OYJ (Finland) (Class A Stock)	79,300	3,737,178
SCOR SE (France)	13,500	477,381
Sony Financial Holdings, Inc. (Japan)	158,700	2,778,647
St James’s Place PLC (United Kingdom)	402,591	5,724,634
StanCorp Financial Group, Inc.	17,810	1,346,614
Third Point Reinsurance Ltd.*	80,500	1,187,375
Tokio Marine Holdings, Inc. (Japan)	43,900	1,825,761
Travelers Cos., Inc. (The)	67,485	6,523,100
Zurich Insurance Group AG (Switzerland)*	25,927	7,892,948

		120,357,363

Internet & Catalog Retail
Cj O Shopping Co. Ltd. (South Korea)	1,775	327,173
Vipshop Holdings Ltd. (China), ADS*	25,200	560,700

		887,873

Internet Software & Services — 1.2%
58.com, Inc. (China), ADR*	2,300	147,338
Alibaba Group Holding Ltd. (China), ADR*	4,500	370,215
Bankrate, Inc.*	55,740	584,712
Cornerstone OnDemand, Inc.*	36,400	1,266,720
Criteo SA (France), ADR*	21,588	1,029,100
Endurance International Group Holdings, Inc.*	49,540	1,023,496
Facebook, Inc. (Class A Stock)*	206,762	17,732,943
GMO internet, Inc. (Japan)	65,900	883,522
Gogo, Inc.*(a)	76,700	1,643,681
Google, Inc. (Class A Stock)*	20,620	11,135,625
Google, Inc. (Class C Stock)*	20,667	10,757,380
Internet Initiative Japan, Inc. (Japan)	21,400	375,818
IntraLinks Holdings, Inc.*	114,470	1,363,338
MaxPoint Interactive, Inc.*	64,800	523,584
Points International Ltd. (Canada)*(a)	28,265	351,334
Rocket Internet SE (Germany)*	41,952	1,855,611
Tencent Holdings Ltd. (China)	89,600	1,791,689
United Internet AG (Germany)	109,923	4,885,544

		57,721,650

SEE NOTES TO FINANCIAL STATEMENTS.

A168

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
IT Services — 1.6%
Alten SA (France)	21,200	$986,805
Amadeus IT Holding SA (Spain) (Class A Stock)	165,502	6,606,889
Cap Gemini SA (France)	28,237	2,505,094
Cielo SA (Brazil)	28,760	406,549
Cognizant Technology Solutions Corp. (Class A Stock)*	85,235	5,207,006
EPAM Systems, Inc.*	10,500	747,915
EVERTEC, Inc. (Puerto Rico)	57,200	1,214,928
Fidelity National Information Services, Inc.	69,200	4,276,560
Fujitsu Ltd. (Japan)	245,000	1,368,900
Gartner, Inc.*	56,590	4,854,290
Genpact Ltd.*	72,800	1,552,824
Global Cash Access Holdings, Inc.*	90,260	698,612
Global Payments, Inc.	18,180	1,880,721
Heartland Payment Systems, Inc.	26,950	1,456,647
International Business Machines Corp.	19,966	3,247,670
Leidos Holdings, Inc.	24,700	997,139
MasterCard, Inc. (Class A Stock)	130,903	12,236,812
MAXIMUS, Inc.	71,787	4,718,560
Obic Co. Ltd. (Japan)	37,700	1,680,769
Science Applications International Corp.	56,852	3,004,628
Syntel, Inc.*	62,660	2,975,097
Total System Services, Inc.	276,181	11,536,080
Vantiv, Inc. (Class A Stock)*	50,200	1,917,138
Virtusa Corp.*	32,620	1,676,668

		77,754,301

Leisure Products — 0.1%
Amer Sports OYJ (Finland)	55,100	1,468,404
Arctic Cat, Inc.	17,800	591,138
Brunswick Corp.	62,440	3,175,698
Merida Industry Co. Ltd. (Taiwan)	27,000	175,079
Vista Outdoor, Inc.*	19,900	893,510

		6,303,829

Life Sciences Tools & Services — 0.2%
Bruker Corp.*	107,266	2,189,299
Lonza Group AG (Switzerland)*	1,638	218,944
Quintiles Transnational Holdings, Inc.*	70,700	5,133,527
Tecan Group AG (Switzerland)	10,370	1,242,362

		8,784,132

Machinery — 1.0%
Alfa Laval AB (Sweden)	345,490	6,080,961
Andritz AG (Austria)	38,300	2,120,907
Bodycote PLC (United Kingdom)	78,469	830,568
Commercial Vehicle Group, Inc.*	76,030	548,176
Cummins, Inc.	45,388	5,954,452
Deutz AG (Germany)	134,900	773,200
GEA Group AG (Germany)	32,869	1,466,387
Global Brass & Copper Holdings, Inc.	38,540	655,565
Glory Ltd. (Japan)	37,000	1,094,616
IHI Corp. (Japan)	853,000	3,971,716
Interpump Group SpA (Italy)	64,300	1,038,044
Konecranes OYJ (Finland)	22,400	652,881
Luxfer Holdings PLC (United Kingdom), ADR	41,500	539,500
Makita Corp. (Japan)	53,200	2,881,249
Minebea Co. Ltd. (Japan)	175,000	2,888,963

COMMON STOCKS (continued)	Shares	Value (Note 2)
Machinery (continued)
Mitsubishi Heavy Industries Ltd. (Japan)	353,000	$2,145,872
Navistar International Corp.*(a)	20,060	453,958
NGK Insulators Ltd. (Japan)	196,000	5,043,289
Nippon Thompson Co. Ltd. (Japan)	76,000	425,337
NN, Inc.	30,600	780,912
OC Oerlikon Corp. AG (Switzerland)*	42,350	518,485
Sandvik AB (Sweden)	370,441	4,095,333
Singamas Container Holdings Ltd. (Hong Kong)	2,594,000	470,302
SMC Corp. (Japan)	10,800	3,249,927
THK Co. Ltd. (Japan)	38,400	828,680
Trimas Corp.*	24,210	716,616
Valmont Industries, Inc.	4,179	496,758
WEG SA (Brazil)	35,600	219,043

		50,941,697

Media — 1.6%
Aimia, Inc. (Canada)	49,800	542,258
Altice SA (Luxembourg)*	57,200	7,878,726
Comcast Corp. (Class A Stock)	306,571	18,437,180
CTS Eventim AG & Co. KGaA (Germany)	18,779	684,706
Daiichikosho Co. Ltd. (Japan)	23,100	812,995
Dentsu, Inc. (Japan)	54,000	2,793,559
Fuji Media Holdings, Inc. (Japan)	133,700	1,773,872
GFK SE (Germany)	12,500	547,319
Grupo Televisa SAB (Mexico)	22,000	170,807
Informa PLC (United Kingdom)	113,169	971,944
Interpublic Group of Cos., Inc. (The)	258,349	4,978,385
IPSOS (France)	31,500	814,207
ITV PLC (United Kingdom)	2,147,027	8,883,134
MDC Partners, Inc. (Class A Stock)	69,500	1,369,150
Mediaset Espana Comunicacion SA (Spain)	88,200	1,157,955
Megacable Holdings SAB de CV (Mexico)	46,300	193,802
Naspers Ltd. (South Africa) (Class N Stock)	8,020	1,247,145
Phoenix Satellite Television Holdings Ltd. (Hong Kong)	1,528,000	514,429
Pico Far East Holdings Ltd. (Hong Kong)	2,392,000	765,287
ProSiebenSat.1 Media SE (Germany)	76,516	3,779,449
Quebecor, Inc. (Canada) (Class B Stock)	48,000	1,199,808
RELX NV (United Kingdom)	90,301	2,147,876
Rightmove PLC (United Kingdom)	17,700	910,719
Singapore Press Holdings Ltd. (Singapore)	477,000	1,444,213
Smiles SA (Brazil)	30,800	522,068
Starz (Class A Stock)*	144,609	6,466,915
Twenty-First Century Fox, Inc. (Class A Stock)	319,272	10,390,707

		81,398,615

Metals & Mining — 0.6%
BHP Billiton Ltd. (Australia)	84,617	1,726,090
Compass Minerals International, Inc.	9,900	813,186
Copper Mountain Mining Corp. (Canada)*(a)	103,100	95,753
Detour Gold Corp. (Canada)*	45,000	517,734
Dominion Diamond Corp. (Canada)	57,500	805,644
Dowa Holdings Co. Ltd. (Japan)	72,000	680,417
Eldorado Gold Corp. (Canada)	901,900	3,740,466
Gem Diamonds Ltd. (United Kingdom)	142,500	325,217
Grupo Mexico SAB de CV (Mexico) (Class B Stock)	150,000	451,312
Hitachi Metals Ltd. (Japan)	169,000	2,598,115

SEE NOTES TO FINANCIAL STATEMENTS.

A169

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Metals & Mining (continued)
MMC Norilsk Nickel PJSC (Russia), ADR	14,780	$250,521
POSCO (South Korea)	2,504	501,400
Randgold Resources Ltd. (United Kingdom)	108,754	7,294,772
Real Industry, Inc.*	26,800	304,180
Rio Tinto PLC (United Kingdom)	130,245	5,357,332
Silver Wheaton Corp. (Canada)	223,600	3,875,853
Steel Dynamics, Inc.	25,500	528,233
Tahoe Resources, Inc.	38,400	465,473

		30,331,698

Multiline Retail — 0.2%
B&M European Value Retail SA (Luxembourg)	157,990	851,216
Dollar General Corp.	67,941	5,281,733
Don Quijote Holdings Co. Ltd. (Japan)	92,400	3,931,527
Lifestyle International Holdings Ltd. (Hong Kong)	1,194,500	2,215,933

		12,280,409

Multi-Utilities — 0.6%
Alliant Energy Corp.	58,071	3,351,858
CMS Energy Corp.	229,345	7,302,345
GDF Suez (France)	218,106	4,060,782
National Grid PLC (United Kingdom)	292,272	3,761,759
NiSource, Inc.	99,400	4,531,646
Sempra Energy	38,680	3,826,999
Suez Environnement Co. (France)	127,499	2,380,285
YTL Corp. Bhd (Malaysia)	764,000	313,862

		29,529,536

Oil, Gas & Consumable Fuels — 2.1%
Aegean Marine Petroleum Network, Inc. (Greece)	109,600	1,354,656
Ardmore Shipping Corp. (Ireland)	52,928	640,958
BG Group PLC (United Kingdom)	505,481	8,418,637
BP PLC (United Kingdom)	802,871	5,328,364
Carrizo Oil & Gas, Inc.*	23,500	1,157,140
Chevron Corp.	73,586	7,098,841
CNOOC Ltd. (China) (Class H Stock)	486,000	689,380
Cosan SA Industria e Comercio (Brazil)	34,200	276,429
DHT Holdings, Inc.	68,300	530,691
Diamondback Energy, Inc.*	24,700	1,861,886
EOG Resources, Inc.	110,222	9,649,936
Euronav NV (Belgium)	66,000	969,845
Exxon Mobil Corp.	114,062	9,489,958
Lundin Petroleum AB (Sweden)*	62,000	1,063,706
Marathon Petroleum Corp.	180,058	9,418,834
NovaTek OAO (Russia), GDR, RegS	7,605	774,189
PDC Energy, Inc.*	19,200	1,029,888
PetroChina Co. Ltd. (China) (Class H Stock)	122,000	135,871
Petroleo Brasileiro SA (Brazil)*	125,300	567,036
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	472,923	13,371,418
San-Ai Oil Co. Ltd. (Japan)	106,000	686,763
Santos Ltd. (Australia)	589,735	3,560,639
Sasol Ltd. (South Africa)	5,285	195,702
Statoil ASA (Norway)	227,526	4,068,850
Total SA (France)	316,384	15,518,972
Tupras Turkiye Petrol Rafinerileri A/S (Turkey)*	17,043	431,760

COMMON STOCKS (continued)	Shares	Value (Note 2)
Oil, Gas & Consumable Fuels (continued)
Valero Energy Corp.	76,329	$4,778,195
World Fuel Services Corp.	32,220	1,544,949

		104,613,493

Paper & Forest Products — 0.2%
Canfor Corp. (Canada)*	47,000	1,023,539
Empresas CMPC SA (Chile)	85,773	233,393
International Paper Co.	76,018	3,617,697
KapStone Paper and Packaging Corp.	37,100	857,752
Mondi PLC (South Africa)	145,671	3,136,171

		8,868,552

Personal Products — 0.8%
Amorepacific Corp. (South Korea)	2,278	851,883
Beiersdorf AG (Germany)	50,984	4,271,973
Estee Lauder Cos., Inc. (The) (Class A Stock)	185,200	16,049,432
L’Oreal SA (France)	56,151	10,046,615
Unilever PLC (United Kingdom)	220,768	9,479,532

		40,699,435

Pharmaceuticals — 4.2%
Akorn, Inc.*(a)	145,085	6,334,411
Allergan PLC*	74,486	22,603,522
Astellas Pharma, Inc. (Japan)	874,900	12,463,689
Bayer AG (Germany)	78,544	10,999,333
Bristol-Myers Squibb Co.	205,466	13,671,708
Cempra, Inc.*	25,970	892,329
CSPC Pharmaceutical Group Ltd. (China)	162,000	159,958
Eli Lilly & Co.	56,800	4,742,232
Endo International PLC*	102,057	8,128,840
GlaxoSmithKline PLC (United Kingdom)	266,601	5,543,119
Hikma Pharmaceuticals PLC (Jordan)	156,712	4,760,205
Horizon Pharma PLC*(a)	40,300	1,400,022
IGI Laboratories, Inc.*(a)	112,000	705,600
Johnson & Johnson	92,552	9,020,118
Mitsubishi Tanabe Pharma Corp. (Japan)	290,500	4,352,220
Novartis AG (Switzerland)	183,972	18,095,571
Novo Nordisk A/S (Denmark) (Class B Stock)	164,804	9,043,600
Roche Holding AG (Switzerland)	71,142	19,947,613
Sagent Pharmaceuticals, Inc.*	27,380	665,608
Sanofi (France)	104,739	10,361,844
Santen Pharmaceutical Co. Ltd. (Japan)	416,500	5,892,945
Shire PLC (Ireland)	126,277	10,146,238
Shire PLC (Ireland), ADR	26,689	6,445,127
Teva Pharmaceutical Industries Ltd. (Israel)	76,417	4,522,204
Teva Pharmaceutical Industries Ltd. (Israel), ADR	155,378	9,182,840
UCB SA (Belgium)	18,834	1,354,266
Valeant Pharmaceuticals International, Inc.*	50,982	11,325,651

		212,760,813

Professional Services — 0.6%
Adecco SA (Switzerland)*	50,527	4,100,645
Capita PLC (United Kingdom)	143,264	2,783,692
CBIZ, Inc.*	93,860	904,810
Huron Consulting Group, Inc.*	24,100	1,689,169
ManpowerGroup, Inc.	94,299	8,428,445
Meitec Corp. (Japan)	47,900	1,785,740
On Assignment, Inc.*	22,700	891,656

SEE NOTES TO FINANCIAL STATEMENTS.

A170

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Professional Services (continued)
Robert Half International, Inc.	56,354	$3,127,647
Seek Ltd. (Australia)	227,637	2,466,844
Sthree PLC (United Kingdom)	79,310	467,286
Teleperformance (France)	22,000	1,554,260
Verisk Analytics, Inc.*	41,105	2,990,800

		31,190,994

Real Estate Investment Trusts (REITs) — 2.1%
Agree Realty Corp.	5,000	145,850
Alexandria Real Estate Equities, Inc.	23,100	2,020,326
Alstria Office REIT AG (Germany)*	80,200	1,033,139
American Campus Communities, Inc.	33,000	1,243,770
American Realty Capital Properties, Inc.	92,100	748,773
American Residential Properties, Inc.	15,400	284,900
Annaly Capital Management, Inc.	439,400	4,038,086
Arbor Realty Trust, Inc.	79,589	538,022
Armada Hoffler Properties, Inc.	130,454	1,303,235
Ashford Hospitality Prime, Inc.	25,500	383,010
AvalonBay Communities, Inc.	4,350	695,435
Boardwalk Real Estate Investment Trust (Canada)	7,500	340,052
Boston Properties, Inc.	55,700	6,741,928
British Land Co. PLC (The) (United Kingdom)	311,954	3,885,707
Camden Property Trust	17,300	1,285,044
Cedar Realty Trust, Inc.	75,570	483,648
Community Healthcare Trust, Inc.*	3,000	57,750
Coresite Realty Corp.	56,270	2,556,909
Corrections Corp. of America	8,600	284,488
Cousins Properties, Inc.	73,700	765,006
Daiwa Office Investment Corp. (Japan)	187	894,825
DCT Industrial Trust, Inc.	43,850	1,378,644
Digital Realty Trust, Inc.	26,850	1,790,358
Dream Industrial Real Estate Investment Trust (Canada)	24,300	159,146
Equity LifeStyle Properties, Inc.	22,130	1,163,595
Equity Residential	9,300	652,581
Essex Property Trust, Inc.	12,400	2,635,000
Eurocommercial Properties NV (Netherlands), CVA	19,898	833,026
Extra Space Storage, Inc.	30,600	1,995,732
Federal Realty Investment Trust	11,800	1,511,462
FelCor Lodging Trust, Inc.	265,740	2,625,511
Fortune Real Estate Investment Trust (Hong Kong)	676,000	681,035
General Growth Properties, Inc.	19,200	492,672
Goodman Group (Australia)	212,203	1,024,875
Gramercy Property Trust, Inc.	34,500	806,265
Great Portland Estates PLC (United Kingdom)	84,941	1,035,513
Hansteen Holdings PLC (United Kingdom)	337,907	613,228
HCP, Inc.	62,500	2,279,375
Health Care REIT, Inc.	7,000	459,410
Host Hotels & Resorts, Inc.	31,700	628,611
Investa Office Fund (Australia)	167,832	491,651
Kite Realty Group Trust	20,825	509,588
LaSalle Hotel Properties	3,200	113,472
Liberty Property Trust	22,500	724,950
Macerich Co. (The)	9,400	701,240
Mack-Cali Realty Corp.	26,400	486,552

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Investment Trusts (REITs) (continued)
Medical Properties Trust, Inc.	137,400	$1,801,314
Nippon Prologis REIT, Inc. (Japan)	1,593	2,931,345
Nomura Real Estate Office Fund, Inc. (Japan)	367	1,663,941
NorthStar Realty Finance Corp.	69,600	1,106,640
Outfront Media, Inc.	23,500	593,140
Parkway Properties, Inc.	41,900	730,736
ProLogis, Inc.	10,200	378,420
Public Storage	30,660	5,652,784
Ramco-Gershenson Properties Trust	17,600	287,232
Realty Income Corp.(a)	4,700	208,633
Redwood Trust, Inc.(a)	83,380	1,309,066
RLJ Lodging Trust	49,900	1,486,022
Sabra Health Care REIT, Inc.	76,700	1,974,258
Segro PLC (United Kingdom)	228,897	1,458,386
Senior Housing Properties Trust	70,500	1,237,275
Simon Property Group, Inc.	25,650	4,437,963
SL Green Realty Corp.	20,200	2,219,778
STORE Capital Corp.	45,400	912,540
Sun Communities, Inc.(a)	15,200	939,816
Taubman Centers, Inc.	16,900	1,174,550
Terreno Realty Corp.	22,100	435,370
UDR, Inc.	119,400	3,824,382
Unibail-Rodamco SE (France)	7,491	1,902,754
Urban Edge Properties	69,025	1,435,030
Ventas, Inc.	24,000	1,490,160
Warehouses De Pauw SCA (Belgium)	8,010	618,757
Westfield Corp. (Australia)	526,904	3,700,839
WP Carey, Inc.	16,800	990,192
WP GLIMCHER, Inc.	102,325	1,384,457

		103,809,175

Real Estate Management & Development — 1.0%
Aeon Mall Co. Ltd. (Japan)	76,800	1,438,139
CapitaLand Ltd. (Singapore)	713,100	1,851,753
Castellum AB (Sweden)	89,300	1,255,002
Cheung Kong Property Holdings Ltd. (Hong Kong)*	379,864	3,151,016
China Vanke Co. Ltd. (China) (Class H Stock)	196,500	482,455
Daito Trust Construction Co. Ltd. (Japan)	41,900	4,336,453
Deutsche Annington Immobilien SE (Germany)	126,726	3,575,958
Forest City Enterprises, Inc. (Class A Stock)*	126,640	2,798,744
Goldcrest Co. Ltd. (Japan)	24,900	491,260
Grand City Properties SA (Germany)	70,100	1,217,204
Hongkong Land Holdings Ltd. (Hong Kong)	390,000	3,198,000
Howard Hughes Corp. (The)*	4,510	647,365
Hulic Co. Ltd. (Japan)	43,700	387,276
Hysan Development Co. Ltd. (Hong Kong)	1,344,000	5,820,164
Jones Lang LaSalle, Inc.	29,841	5,102,811
Kennedy-Wilson Holdings, Inc.	47,350	1,164,337
Longfor Properties Co. Ltd. (China)	141,500	224,859
Mitsui Fudosan Co. Ltd. (Japan)	164,000	4,589,197
PSP Swiss Property AG (Switzerland)*	5,913	506,424
Sino Land Co. Ltd. (Hong Kong)	1,014,000	1,692,485
Sun Hung Kai Properties Ltd. (Hong Kong)	315,000	5,097,576

SEE NOTES TO FINANCIAL STATEMENTS.

A171

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Management & Development (continued)
Tokyo Tatemono Co. Ltd. (Japan)	88,000	$1,221,411

		50,249,889

Road & Rail — 0.5%
ComfortDelGro Corp. Ltd. (Singapore)	1,952,000	4,533,227
East Japan Railway Co. (Japan)	91,800	8,252,749
Genesee & Wyoming, Inc. (Class A Stock)*	10,810	823,506
Heartland Express, Inc.	59,200	1,197,616
J.B. Hunt Transport Services, Inc.	58,070	4,766,966
MTR Corp. Ltd. (Hong Kong)	266,500	1,239,912
Roadrunner Transportation Systems, Inc.*	52,700	1,359,660
Swift Transportation Co.*	121,202	2,747,649

		24,921,285

Semiconductors & Semiconductor Equipment — 0.5%
Cavium, Inc.*(a)	43,890	3,020,071
Cirrus Logic, Inc.*	115,700	3,937,271
EZchip Semiconductor Ltd. (Israel)*	18,802	298,580
Hermes Microvision, Inc. (Taiwan)	7,000	454,561
Monolithic Power Systems, Inc.	135,351	6,863,649
NXP Semiconductors NV (Netherlands)*	74,000	7,266,800
Qorvo, Inc.*	24,025	1,928,487
SK Hynix, Inc. (South Korea)	10,522	398,800
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	335,000	1,523,788
Vanguard International Semiconductor Corp. (Taiwan)	172,000	274,482

		25,966,489

Software — 1.1%
Aspen Technology, Inc.*	82,190	3,743,756
Callidus Software, Inc.*	98,560	1,535,565
Capcom Co. Ltd. (Japan)	36,700	710,476
Constellation Software, Inc. (Canada)	9,000	3,573,050
Ebix, Inc.(a)	23,000	750,030
Electronic Arts, Inc.*	105,757	7,032,841
Fair Isaac Corp.	10,000	907,800
Fidessa Group PLC (United Kingdom)	18,653	666,765
Imperva, Inc.*	23,700	1,604,490
Intuit, Inc.	48,580	4,895,407
Micro Focus International PLC (United Kingdom)	32,800	700,679
Microsoft Corp.	229,122	10,115,736
NICE-Systems Ltd. (Israel), ADR	17,900	1,138,261
Nintendo Co. Ltd. (Japan)	14,300	2,385,634
Oracle Corp.	65,366	2,634,250
Park City Group, Inc.*(a)	64,800	802,872
Paycom Software, Inc.*	28,000	956,200
Playtech PLC (United Kingdom)	54,321	698,509
Progress Software Corp.*	35,970	989,175
PTC, Inc.*	28,190	1,156,354
QLIK Technologies, Inc.*	56,000	1,957,760
Rovi Corp.*(a)	43,470	693,347
SDL PLC (United Kingdom)	53,449	349,118
Synchronoss Technologies, Inc.*(a)	40,400	1,847,492
Synopsys, Inc.*	98,690	4,998,649

		56,844,216

Specialty Retail — 2.1%
ABC-Mart, Inc. (Japan)	19,900	1,217,929
AutoNation, Inc.*	84,070	5,294,729

COMMON STOCKS (continued)	Shares	Value (Note 2)
Specialty Retail (continued)
AutoZone, Inc.*(a)	7,650	$5,101,785
Chiyoda Co. Ltd. (Japan)	21,600	506,962
Dufry AG (Switzerland)*	12,482	1,739,272
Fast Retailing Co. Ltd. (Japan)	4,100	1,859,231
Foot Locker, Inc.	186,157	12,474,381
Hennes & Mauritz AB (Sweden) (Class B Stock)	173,811	6,689,766
Home Depot, Inc. (The)	163,427	18,161,643
Inditex SA (Spain)	130,000	4,240,260
Lowe’s Cos., Inc.	122,429	8,199,070
Nitori Holdings Co. Ltd. (Japan)	112,900	9,204,572
O’Reilly Automotive, Inc.*(a)	31,465	7,110,461
Ross Stores, Inc.	217,242	10,560,134
Seobu T&D (South Korea)*	42,741	998,518
Shimamura Co. Ltd. (Japan)	9,000	944,903
Staples, Inc.	200,300	3,066,593
Super Retail Group Ltd. (Australia)	51,487	362,340
Tile Shop Holdings, Inc.*(a)	44,700	634,293
TJX Cos., Inc. (The)	75,321	4,983,991
Xebio Co. Ltd. (Japan)	23,400	457,082

		103,807,915

Technology Hardware, Storage & Peripherals — 1.5%
Advantech Co. Ltd. (Taiwan)	65,000	446,312
Apple, Inc.	398,411	49,970,700
Canon, Inc. (Japan)	201,900	6,549,309
Electronics For Imaging, Inc.*	60,660	2,639,317
Hewlett-Packard Co.	230,740	6,924,507
Legend Holdings Corp. (China) (Class H Stock)*	26,000	145,403
Lenovo Group Ltd. (China)	328,000	453,481
Samsung Electronics Co. Ltd. (South Korea)	1,754	1,990,064
Seagate Technology PLC(a)	61,820	2,936,450
Seiko Epson Corp. (Japan)	111,600	1,977,600
Wincor Nixdorf AG (Germany)	12,300	483,448

		74,516,591

Textiles, Apparel & Luxury Goods — 0.9%
Adidas AG (Germany)	28,286	2,164,290
Eclat Textile Co. Ltd. (Taiwan)	17,000	278,941
Fila Korea Ltd. (South Korea)	7,640	760,267
Gildan Activewear, Inc. (Canada) (TSX)	143,200	4,756,900
Gildan Activewear, Inc. (Canada) (NYSE)(a)	56,600	1,881,384
LVMH Moet Hennessy Louis Vuitton SE (France)	27,146	4,772,559
Michael Kors Holdings Ltd.*	59,561	2,506,922
NIKE, Inc. (Class B Stock)	145,529	15,720,042
Skechers U.S.A., Inc. (Class A Stock)*	21,550	2,365,975
Steven Madden Ltd.*	52,870	2,261,779
Ted Baker PLC (United Kingdom)	20,100	920,774
VF Corp.	59,220	4,130,003
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	1,188,000	3,973,750

		46,493,586

Thrifts & Mortgage Finance — 0.2%
Aareal Bank AG (Germany)	32,490	1,277,476
Beneficial Bancorp, Inc.*	146,700	1,832,283
Entegra Financial Corp.*	39,600	694,980

SEE NOTES TO FINANCIAL STATEMENTS.

A172

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Thrifts & Mortgage Finance (continued)
Essent Group Ltd.*	61,500	$1,682,025
EverBank Financial Corp.	86,850	1,706,603
Kearny Financial Corp.*	142,700	1,592,532
Meridian Bancorp, Inc.*	58,400	783,144
TFS Financial Corp.	62,550	1,052,091
Waterstone Financial, Inc.	39,650	523,380

		11,144,514

Tobacco — 0.7%
Imperial Tobacco Group PLC (United Kingdom)	248,089	11,948,443
Japan Tobacco, Inc. (Japan)	364,200	12,947,047
Reynolds American, Inc.	139,036	10,380,428
Vector Group Ltd.	39,400	924,324

		36,200,242

Trading Companies & Distributors — 0.5%
Brammer PLC (United Kingdom)	73,082	354,536
Bunzl PLC (United Kingdom)	158,582	4,326,003
Daewoo International Corp. (South Korea)	4,981	115,095
Fly Leasing Ltd. (Ireland), ADR	65,700	1,031,490
MISUMI Group, Inc. (Japan)	212,100	3,011,123
Mitsubishi Corp. (Japan)	108,200	2,378,670
Noble Group Ltd. (Hong Kong)	3,202,680	1,804,349
Ramirent OYJ (Finland)	91,100	665,234
Rexel SA (France)	214,583	3,462,653
Travis Perkins PLC (United Kingdom)	137,744	4,562,021
WESCO International, Inc.*(a)	13,150	902,616
Wolseley PLC (United Kingdom)	53,460	3,409,356

		26,023,146

Transportation Infrastructure
BBA Aviation PLC (United Kingdom)	179,400	849,518
Grupo Aeroportuario del Pacifico SAB de CV (Mexico) (Class B Stock)	75,100	514,125

		1,363,643

Water Utilities — 0.1%
American Water Works Co., Inc.	80,220	3,901,098
CT Environmental Group Ltd. (China)	478,000	635,235
Pennon Group PLC (United Kingdom)	27,218	346,723

		4,883,056

Wireless Telecommunication Services — 1.0%
America Movil SAB de CV (Mexico) (Class L Stock)	301,900	322,693
China Mobile Ltd. (China)	32,000	409,405
’Empresa Nacional de Telecomunicaciones SA (Chile)	12,516	138,566
Far EasTone Telecommunications Co. Ltd. (Taiwan)	51,000	123,279
Intouch Holdings PCL (Thailand), NVDR	55,200	127,349
KDDI Corp. (Japan)	484,400	11,689,519
MTN Group Ltd. (South Africa)	34,300	644,297
Rogers Communications, Inc. (Canada) (Class B Stock)	118,900	4,217,190
SBA Communications Corp. (Class A Stock)*	99,489	11,438,250
SK Telecom Co. Ltd. (South Korea)	1,455	325,565
SoftBank Group Corp. (Japan)	115,600	6,809,186
StarHub Ltd. (Singapore)	1,351,000	3,960,421

COMMON STOCKS (continued)		Shares	Value (Note 2)
Wireless Telecommunication Services (continued)
Vodafone Group PLC (United Kingdom)		2,978,635	$10,865,681

			51,071,401

TOTAL COMMON STOCKS (cost $2,919,880,536)			3,124,456,967

EXCHANGE TRADED FUNDS — 0.3%
Deutsche X-trackers Harvest CSI 300 China A-Shares ETF		31,000	1,426,310
iShares MSCI Emerging Markets ETF		61,000	2,416,820
iShares MSCI India ETF		132,000	4,000,920
SPDR S&P 500 ETF Trust(a)		47,200	9,716,120

TOTAL EXCHANGE TRADED FUNDS (cost $18,070,883)			17,560,170

PREFERRED STOCKS — 0.3%
Automobiles — 0.2%
Volkswagen AG (Germany) (PRFC)		45,190	10,487,660

Banks
Itau Unibanco Holding SA (Brazil) (PRFC)		31,200	343,701

Chemicals
Braskem SA (Brazil) (PRFC A)		27,400	119,062
Fuchs Petrolub SE (Germany) (PRFC)		28,800	1,217,748

			1,336,810

Food & Staples Retailing
Cia Brasileira de Distribuicao (Brazil) (PRFC)		7,900	186,530

Machinery — 0.1%
Jungheinrich AG (Germany) (PRFC)		24,000	1,626,598

TOTAL PREFERRED STOCKS (cost $15,570,334)			13,981,299

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 1.0%
Non-Residential Mortgage-Backed Securities — 0.9%
Ally Auto Receivables Trust,
Series 2014-SN1, Class A3
0.750%	02/21/17	1,772	1,771,786
Ally Master Owner Trust,
Series 2012-5, Class A
1.540%	09/15/19	1,161	1,164,137
Series 2014-3, Class A
1.330%	03/15/19	2,440	2,445,666
Series 2015-3, Class A
1.630%	05/15/20	1,190	1,189,406
American Credit Acceptance Receivables Trust,
Series 2014-1, Class A, 144A
1.140%	03/12/18	884	883,421
AmeriCredit Automobile Receivables Trust,
Series 2014-1, Class A3
0.900%	02/08/19	711	709,976
Capital One Multi-Asset Execution Trust,
Series 2013-A3, Class A3
0.960%	09/16/19	661	660,900
Series 2014-A2, Class A2
1.260%	01/15/20	2,370	2,377,155

SEE NOTES TO FINANCIAL STATEMENTS.

A173

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Non-Residential Mortgage-Backed Securities (continued)
Series 2014-A5, Class A5
1.480%	07/15/20		1,440	$1,447,410
CarFinance Capital Auto Trust, Series 2013-2A, Class A, 144A
1.750%	11/15/17		899	900,139
Series 2014-1A, Class A, 144A
1.460%	12/17/18		1,810	1,807,507
Carnow Auto Receivables Trust 2014-1, Series 2014-1A, Class A, 144A
0.960%	01/17/17		790	789,357
Citibank Credit Card Issuance Trust, Series 2014-A2, Class A2
1.020%	02/22/19		4,750	4,747,801
Series 2014-A8, Class A8
1.730%	04/09/20		960	967,042
CPS Auto Receivables Trust, Series 2014-A, Class A, 144A
1.210%	08/15/18		1,510	1,508,535
Discover Card Execution Note Trust, Series 2014-A5, Class A
1.390%	04/15/20		1,680	1,684,086
Exeter Automobile Receivables Trust, Series 2014-2A, Class A, 144A
1.060%	08/15/18		1,765	1,761,855
Exeter Automobile Receivables Trust 2015-2, Series 2015-2A, Class A, 144A
1.540%	11/15/19		3,844	3,843,067
Ford Credit Auto Owner Trust, Series 2014-2, Class A, 144A
2.310%	04/15/26		2,400	2,426,556
Series 2015-1, Class A, 144A
2.120%	07/15/26		1,194	1,194,614
Ford Credit Floorplan Master Owner Trust A, Series 2012-2, Class A
1.920%	01/15/19		2,340	2,369,732
Series 2012-5, Class A
1.490%	09/15/19		2,370	2,375,088
Series 2014-4, Class A1
1.400%	08/15/19		756	757,495
GMF Floorplan Owner Revolving Trust, Series 2015-1, Class A1, 144A
1.650%	05/15/20		960	959,797
John Deere Owner Trust, Series 2014-A, Class A3
0.920%	04/16/18		995	995,723
Mercedes-Benz Auto Lease Trust, Series 2014-A, Class A3
0.680%	12/15/16		1,180	1,180,092
Nationstar HECM Loan Trust 2015-1A, Series 2015-1A, Class A, 144A
3.875%	05/25/18	(g)	1,173	1,172,853
Santander Drive Auto Receivables Trust, Series 2013-4, Class B
2.160%	01/15/20		800	805,287
Series 2014-4, Class B
1.820%	05/15/19		720	720,958
SpringCastle America Funding LLC, Series 2014-AA, Class A, 144A
2.700%	05/25/23		2,773	2,790,473

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Non-Residential Mortgage-Backed Securities (continued)
Volkswagen Credit Auto Master Trust, Series 2014-1A, Class A2, 144A
1.400%	07/22/19	621	$623,228

			49,031,142

Residential Mortgage-Backed Securities — 0.1%
Merrill Lynch Mortgage Investors Trust, Series 2006-FF1, Class M2
0.477%(c)	08/25/36	2,100	1,984,731
Truman Capital Mortgage Loan Trust, Series 2014-NPL2, Class A1, 144A
3.125%(c)	06/25/54	625	624,380
VOLT XIX LLC, Series 2014-NP11, Class A1, 144A
3.875%(c)	04/25/55	1,244	1,248,516

			3,857,627

TOTAL ASSET-BACKED SECURITIES (cost $52,815,035)			52,888,769

BANK LOANS(c) — 2.0%
Aerospace & Defense
Doncaster, Term Loan B
4.500%	04/10/20	438	437,280
TransDigm, Inc., Term Loan C
3.750%	02/28/20	966	958,079

			1,395,359

Beverages
Blue Ribbon, LLC, Initial Term Loan (First Lien)
5.750%	11/05/21	487	488,560

Biotechnology
Concordia Healthcare Corp., Initial Term Loan
4.750%	04/15/22	75	75,219
Grifols Worldwide Operations Ltd., U.S. Tranche Term Loan B
3.187%	03/07/21	490	489,713

			564,932

Building Products
JELD-WEN Windows & Doors, Term Loan B
5.000%	06/26/22	125	125,000
Nortek, Inc., Incremental Loan
3.500%	10/30/20	250	248,229
Royal Holdings, Initial Term Loan
4.500%	06/17/22	215	215,067
Initial Term Loan (Second Lien)
8.500%	06/19/23	125	124,219

			712,515

SEE NOTES TO FINANCIAL STATEMENTS.

A174

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Capital Markets
Gemini HDPE LLC,
Advance Loan
4.750%	07/24/21	407	$405,741

Chemicals — 0.1%
American Rock Salt Co. LLC,
Closing Date Loan
4.750%	05/16/21	743	741,804
ANGUS Chemical,
Term Loan B-1
4.500%	01/28/22	158	157,836
Arizona Chemicals US, Inc.,
Initial Term Loan (First Lien)
4.500%	06/10/21	175	174,768
7.500%	06/10/22	60	59,625
Axalta Coating Systems Dutch Holding BBV,
Refinanced Term Loan B
3.750%	02/01/20	347	345,863
Chemours Co. (The),
Tranche Term Loan B
3.750%	05/07/22	245	243,469
Chromaflo Technologies Corp.,
Term Loan B (First Lien)
4.500%	12/02/19	249	245,626
Kronos, Inc.,
Incremental Term Loan (First Lien)
4.500%	10/30/19	659	658,354
Initial Term Loan (Second Lien)
9.750%	04/30/20	630	646,537
MacDermid, Inc.,
Tranche Term Loan B-2
4.750%	06/07/20	249	249,416
Metal Services LLC,
New Term Loan
6.000%	06/30/17	249	248,323
OCI Beaumont LLC,
Term Loan B-3
5.500%	08/20/19	241	243,085
Orion Engineered Carbons GmbH,
Initial Dollar Term Loan
5.000%	07/25/21	496	496,250
Schulman (A.), Inc.,
Initial US Term Loan B
4.000%	05/11/22	180	179,550
Styrolution US Holding LLC,
Dollar Tranche Loan B-2
6.500%	09/30/19	499	502,283
Trinseo Group,
Term Loan B
4.250%	10/28/21	165	165,059

			5,357,848

Commercial Services & Supplies — 0.1%
ADS Waste Holdings, Inc.,
Initial Tranche Term Loan B-2
3.750%	10/09/19	924	912,325
Brand Energy & Infrastructure Services, Inc.,
Initial Term Loan
4.750%	11/26/20	250	243,715

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Commercial Services & Supplies (continued)
Eco Services Operations LLC,
Initial Term Loan
4.750%	12/01/21	483	$478,956
Harland Clarke Holdings Corp.,
Tranche Term Loan B-4
6.000%	08/04/19	963	964,505
Hertz Corp (The),
Tranche Term Loan B-2
3.500%	03/11/18	462	458,886
Laureate Education, Inc.,
New Series 2018 Extended Term Loan
5.000%	06/16/18	981	914,683
Spin Holdco, Inc.,
Initial Term Loan (First Lien)
4.250%	11/14/19	657	654,425
TransUnion LLC,
2015 Term Loan B-2
3.750%	04/09/21	499	493,750

			5,121,245

Communications Equipment
Riverbed Technology, Inc.,
Term Loan
6.000%	02/25/22	249	251,401

Construction & Engineering
Interline Brands, Inc.,
Term Loan (First Lien)
4.000%	03/21/21	327	325,475
US Infrastructure,
Initial Term Loan (First Lien)
4.000%	07/29/20	30	29,699

			355,174

Containers & Packaging — 0.1%
Anchor Glass Container Corp.,
Term Loan B
4.250%	06/30/21	427	425,947
4.250%	06/24/22	430	430,000
Berlin Packaging LLC,
Initial Term Loan (First Lien)
4.500%	09/24/21	496	496,457
Initial Term Loan (Second Lien)
7.750%	09/24/22	250	252,813
Berry Plastics Corp.,
Term Loan D
3.500%	02/08/20	978	972,124
Term Loan E
3.750%	01/06/21	453	451,609
BWay Intermediate Co., Inc.,
Initial Term Loan
5.500%	08/14/20	481	483,465
Caraustar Industries, Inc.,
Incremental Term Loan
8.000%	05/01/19	249	248,849
Charter NEX Films, Inc.,
Initial Term Loan (First Lien)
5.250%	01/30/22	250	251,088

SEE NOTES TO FINANCIAL STATEMENTS.

A175

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Containers & Packaging (continued)
Consolidated Container Co. LLC,
Term Loan B
7.750%	01/03/20	750	$705,000
Devix Topco,
Term Loan B (First Lien)
4.250%	04/11/21	246	245,336
Goodpack Ltd.,
Initial Term Loan (First Lien)
4.750%	09/09/21	414	409,823
Novolex,
Term Loan (First Lien)
6.000%	12/04/21	374	376,167
Prescrix, Inc.,
Term Loan (Second Lien)
8.000%	04/11/22	250	249,687
Signode Industrial Group Lux SA,
Initial Term Loan B
3.750%	04/08/21	358	356,323

			6,354,688

Distributors
Aramark Corp.,
Term Loan F
3.250%	02/19/21	490	487,569

Diversified Consumer Services
Houghton Mifflin Harcourt Co.,
Term Loan
4.000%	05/11/21	375	373,125
Nord Anglia Education Finance LLC,
Initial Term Loan
4.500%	03/21/21	484	484,474
Servicemaster Co. LLC (The),
Initial Term Loan
4.250%	06/30/21	497	497,852

			1,355,451

Diversified Financial Services
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust,
New Loans
3.500%	04/30/20	250	250,077
Fly Funding II Sarl,
Loan
3.500%	08/09/19	370	370,000
TransFirst, Inc.,
Term Loan B-1
4.750%	11/12/21	25	25,013
WP Mustang Holdings LLC,
Term Loan (First Lien)
5.500%	05/29/21	243	240,731

			885,821

Diversified Telecommunication Services — 0.1%
Altice Financing,
Dollar Denominated Tranche Loan
5.250%	01/30/22	250	250,313
Term Loan
5.500%	06/24/19	1,975	1,988,926

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Diversified Telecommunication Services (continued)
FairPoint Communications, Inc.,
Term Loan
7.500%	02/14/19	372	$375,029
FPL FiberNet LLC,
Loan
3.536%	07/17/19	491	489,398
Level 3 Financing, Inc.,
2022 Tranche Term Loan B-II
3.500%	05/31/22	500	496,094
2019 Tranche Term Loan B-III
4.000%	08/01/19	250	249,687
2020 Tranche Term Loan B
4.000%	01/15/20	400	399,500
Mitel US Holdings, Inc.,
Term Loan (2015)
5.000%	04/13/22	180	180,506
Numericable US LLC,
Dollar Denominated Tranche Loan B-1
4.500%	04/23/20	272	272,597
Dollar Denominated Tranche Loan B-2
4.500%	04/23/20	235	235,833
Securus Technologies Holdings, Inc.,
Initial Term Loan (First Lien)
4.750%	04/17/20	492	477,092
Initial Term Loan (Second Lien)
9.000%	04/17/21	125	121,094
Virgin Media Investments Holdings Ltd.,
Term Loan B
3.500%	06/30/23	337	333,031

			5,869,100

Electric Utilities — 0.1%
Alinta Energy Finance Pty Ltd.,
Delayed Draw Term Loan
6.375%	08/13/19	31	30,662
Term Loan B
6.375%	08/13/19	460	461,378
Atlantic Power Ltd. Partnership,
Term Loan
4.750%	02/20/21	260	259,996
Energy Future Intermediate Holding Co. LLC,
Term Loan
4.250%	06/19/16	315	315,262
Essential Power LLC,
Term Loan
4.750%	08/08/19	734	737,230
ExGen Texas Power LLC,
Term Loan
5.750%	09/18/21	306	301,814
InterGen NV,
Term Advance
5.500%	06/13/20	494	471,486
Longview Power LLC,
Term Advance B
7.000%	04/08/21	250	251,250

			2,829,078

SEE NOTES TO FINANCIAL STATEMENTS.

A176

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Electrical Equipment
Generac Power Systems, Inc.,
Term Loan B
3.250%	05/31/20	399	$396,002

Electronic Equipment, Instruments & Components
CDW Corp.,
Term Loan
3.250%	04/29/20	494	489,026
McJunkin Red Man Corp.,
Term Loan
5.000%	11/09/19	170	168,121

			657,147

Energy Equipment & Services
Cactus Wellhead LLC,
Tranche Term Loan B
7.000%	08/30/20	248	207,903
Expro Holdings,
Initial Term Loan
5.750%	08/07/21	312	274,504
Moxie Patriot LLC,
Construction Advances B-1
6.750%	12/18/20	500	500,000
Panda Sherman Power LLC,
Construction Term Loan Advances
9.000%	09/14/18	247	243,328
Panda Stonewall Power Project,
Term B-1 Conversion Advances
6.500%	10/31/17	345	348,666

			1,574,401

Food & Staples Retailing — 0.1%
Albertson’s LLC,
Term Loan B-3
5.000%	08/11/21	247	247,941
GOBP Holdings Inc.,
Initial Term Loan (First Lien)
4.750%	10/15/21	498	497,293
Onex Wizard Acquistion Co. II SCA,
Term Loan B-4
5.500%	08/11/21	1,691	1,698,063
Performance Food Group, Inc.,
Initial Loan (Second Lien)
6.250%	11/14/19	738	739,272

			3,182,569

Food Products — 0.1%
Candy Intermediate Holdings, Inc.,
Initial Term Loan
7.500%	06/18/18	494	489,942
H.J. Heinz Co.,
Term Loan B-2
3.250%	06/05/20	1,150	1,149,475
Post Holdings, Inc.,
Incremental Term Loan Series A
3.750%	05/28/21	308	306,336
Shearer’s Foods LLC,
Term Loan (First Lien)
4.500%	06/19/21	318	316,409

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Food Products (continued)
Term Loan (Second Lien)
7.750%	06/19/22	340	$335,750

			2,597,912

Health Care Equipment & Supplies
Alere, Inc.,
Term Loan B
4.250%	06/11/22	150	150,063
ConvaTec, Inc.,
Dollar Term Loan
4.250%	06/09/20	120	119,900
Integra Telecom Holdings, Inc.,
Term Loan B-1
5.250%	08/08/20	249	247,427
Tekni-Plex,
Initial Term Loan (Second Lien)
8.750%	04/15/23	125	124,844
Tranche Term Loan B-1 (First Lien)
4.500%	04/15/22	375	374,453

			1,016,687

Health Care Providers & Services — 0.2%
AmSurg Corp.,
Initial Term Loan
3.750%	07/16/21	203	203,140
CHS/Community Health Systems, Inc.,
Incremental 2019 Term Loan G
3.750%	12/31/19	275	275,258
Incremental 2021 Term Loan H
4.000%	01/27/21	975	975,437
Concentra, Inc.,
Term Loan B
4.000%	05/08/22	250	249,375
DaVita Healthcare Partners, Inc.,
Tranche Term Loan B
3.500%	06/19/21	494	493,865
Drumm Investors LLC,
Term Loan
6.750%	05/04/18	869	876,632
DSI Renal,
Term Loan B (First Lien)
4.500%	04/21/21	152	152,019
Term Loan B (Second Lien)
7.750%	10/22/21	250	251,250
Genoa Healthcare LLC,
Initial Term Loan
4.500%	04/21/22	155	154,806
HCA, Inc.,
Tranche Term Loan B-4
3.032%	05/01/18	247	247,344
HCR Healthcare LLC,
Initial Term Loan
5.000%	04/06/18	487	464,438
Kindred Healthcare, Inc.,
New Term Loan
4.250%	04/09/21	358	358,191
Life Time Fitness, Inc.,
Closing Date Term Loan
4.250%	06/04/22	305	302,522

SEE NOTES TO FINANCIAL STATEMENTS.

A177

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Health Care Providers & Services (continued)
MPH Acquisition Holdings LLC,
Initial Term Loan
3.750%	03/21/21	467	$463,860
PharMEDium Healthcare Corp.,
Initial Term Loan (First Lien)
4.250%	01/23/21	472	466,026
Initial Term Loan (Second Lien)
7.750%	01/28/22	266	266,000
U.S. Renal Care, Inc.,
Incremental Tranche Term Loan B-1 (Second Lien)
8.500%	07/30/20	35	35,263
Tranche Term Loan B-2 (First lien)
4.250%	07/03/19	889	887,649

			7,123,075

Healthcare Equipment & Services
DJO Finance LLC,
Initial Term Loan
4.250%	04/24/20	115	115,000

Hotels, Restaurants & Leisure — 0.1%
24 Hour Fitness USA, Inc.,
Term Loan
4.750%	05/20/21	446	423,225
American Casino & Entertainment LLC,
Term Loan B
6.000%	06/18/22	250	250,000
Aristocrat Leisure Ltd.,
Initial Term Loan
4.750%	09/29/21	488	490,157
Belmond Interfin Ltd.,
Dollar Term Loan
4.000%	03/19/21	390	390,063
Caesars Entertainment Resort Properties LLC,
Term Loan B
7.000%	10/11/20	483	438,797
Caesars Growth Properties Holdings LLC,
Term Loan B (First Lien)
6.250%	04/10/21	1,287	1,087,515
CCM Merger, Inc.,
Term Loan
4.500%	08/30/21	357	357,523
Cirque du Soleil,
Term Loan 2
10.500%	06/25/23	45	44,550
Term Loan B1
6.250%	06/25/22	125	124,844
Extended Stay America, Inc.,
Term Loan
5.000%	06/06/19	208	210,966
Four Seasons Holdings, Inc. (Canada),
Term Loan (First Lien) 2013
3.500%	06/27/20	197	196,754
Hotels, Restaurants & Leisure,
Term Loan B
3.500%	12/20/19	125	124,037
La Quinta Intermediate Holdings LLC,
Initial Term Loan
4.000%	02/21/21	421	420,313

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Hotels, Restaurants & Leisure (continued)
Mohegan Tribal Gaming Authority,
Term Loan B
5.500%	11/19/19	493	$489,791
Planet Fitness Holdings LLC,
Term Loan
4.750%	03/27/21	283	282,592
Red Lobster Management LLC,
Initial Term Loan (First Lien)
6.250%	07/28/21	263	263,670
Scientific Games International, Inc.,
Initial Term Loan B-2
6.000%	09/17/21	746	745,232
Station Casinos LLC,
Term Loan B
4.250%	02/22/20	439	438,542
TGI Friday’s, Inc.,
Initial Term Loan (First Lien)
5.250%	06/30/20	256	256,332

			7,034,903

Household Durables
At Home Holding III, Inc.,
Term Loan
5.000%	05/19/22	115	114,425

Household Products
Reynolds Group Holdings,
Incremental U.S. Term Loan
4.500%	12/28/18	512	512,890
Spectrum Brands, Inc.,
USD Term Loan
3.750%	06/23/22	375	375,625

			888,515

Independent Power & Renewable Electricity Producers — 0.1%
Calpine Corp.,
Term Loan
3.500%	05/22/22	750	742,383
4.000%	10/09/19	778	776,906
ExGen Renewables LLC,
Term Loan B
5.250%	02/06/21	446	448,460
Terra-Gen Finance Co. LLC,
Term Loan
5.250%	11/26/21	249	248,752
TPF Generation Holdings LLC,
Term Loan
4.750%	11/09/17	249	237,953
TPF II Rolling Hills LLC,
Term Loan
5.500%	09/24/21	394	396,771

			2,851,225

Internet Software & Services — 0.1%
Blue Coat Holdings, Inc.,
Initial Term Loan
4.500%	05/19/22	315	313,556
Leighton Sevices,
Term Loan B
5.500%	05/07/22	250	250,938

SEE NOTES TO FINANCIAL STATEMENTS.

A178

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Internet Software & Services (continued)
Merrill Communications LLC,
Initial Term Loan
6.250%	05/29/22	220	$216,700
Peak 10, Inc.,
Initial Term Loan (First Lien)
5.000%	06/10/21	317	316,107
Term Loan (Second Lien)
8.250%	06/10/22	140	134,867
ProQuest LLC,
Initial Term Loan
5.250%	09/24/21	499	499,581
TelX Group, Inc., (The),
Initial Term Loan
7.500%	04/03/21	500	503,333
TTM Technology, Inc.,
Term Loan B
6.000%	05/07/21	250	245,625
ViaWest, Inc.,
Term Loan
4.500%	03/26/22	190	190,475

			2,671,182

IT Services — 0.1%
Datapipe, Inc.,
Initial Term Loan (First Lien)
5.250%	03/15/19	244	243,480
First Data Corp.,
Term Loan C1
3.687%	03/24/18	1,500	1,494,375
Healthport Technologies,
Term Loan B1
5.250%	12/01/21	250	249,844
Presidio, Inc.,
Refinancing Term Loan
5.250%	02/02/22	239	239,134
Science Applications International Corp.,
Tranche Incremental Loan B
3.750%	04/21/22	250	250,313

			2,477,146

Leisure Products
SRAM LLC,
Term Loan (First Lien)
4.000%	04/10/20	455	453,932

Lodging
Golden Nugget, Inc.,
Delayed Draw Term Loan
5.500%	11/05/19	145	146,384
Term Loan B (First Lien)
5.500%	11/05/19	339	341,562

			487,946

Machinery
Mueller Water Products, Inc.,
Initial Loan
4.000%	11/19/21	284	283,929
SIG Combibloc Group,
Initial Dollar Term Loan
4.250%	02/03/22	309	308,562

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Machinery (continued)
TNT Crane & Rigging, Inc.,
Initial Term Loan (First Lien)
5.500%	11/27/20	489	$472,033
Loan (Second Lien)
10.000%	11/27/21	500	458,750

			1,523,274

Marine
Penn Products Terminals LLC,
Tranche Term Loan B
4.750%	04/02/22	130	129,918

Media — 0.1%
Advantage Sales & Marketing, Inc.,
Initial Term Loan (First Lien)
4.250%	07/25/21	70	69,425
Cengage Learning Acquisitions, Inc.,
Term Loan
8.250%	03/06/20	436	436,067
Charter Communications Operating LLC,
Term Loan E
3.000%	07/01/20	987	974,034
Creative Artists Agency,
Initial Term Loan
5.500%	12/17/21	299	300,864
Getty Images, Inc.,
Initial Term Loan
4.750%	09/28/19	489	362,209
iHeart Communications, Inc.,
Tranche Term Loan D
6.937%	01/30/19	750	691,093
ION Media Networks, Inc.,
Term Loan B-1
4.750%	12/18/20	249	248,439
Liberty Cablevision of Puerto Rico LLC,
Initial Loan (Second Lien)
7.750%	06/30/23	250	249,583
Term Loan B-1
4.500%	01/07/22	125	123,542
Outfront Media Capital LLC,
Term Loan
3.000%	01/31/21	500	497,917
Regal Cinemas Corp.,
Term Loan
3.750%	03/27/22	105	105,056
Research Now Group, Inc.,
Term Loan (First Lien)
5.500%	03/19/21	90	89,775
Springer Science & Business Media Finance, Inc.,
Initial Term Loan B9
4.750%	12/02/19	499	500,577
Varsity Brands,
Initial Term Loan (First Lien)
5.000%	12/10/21	249	250,310
Wide Open West Finance LLC,
Replacement Term Loan B
4.500%	04/01/19	249	249,001

			5,147,892

SEE NOTES TO FINANCIAL STATEMENTS.

A179

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Metals & Mining
Arch Coal, Inc.,
Term Loan
6.250%	05/16/18	496	$339,258
Essar Steel Algoma Inc.,
Initial Term Loan
7.500%	08/07/19	496	450,760
FMG Resources Pty Ltd.,
Loan
3.750%	06/30/19	846	749,572
Kloeckner & Co.,
Initial US Borrower Dollar Term Loan
5.000%	04/22/20	155	155,291

			1,694,881

Multiline Retail — 0.1%
Family Tree Escrow LLC,
Term Loan B-1
3.500%	06/09/22	500	499,791
J.C. Penney Co., Inc.,
Loan
6.000%	05/22/18	1,479	1,474,314
Term Loan
5.000%	06/20/19	159	158,337
Sears Holdings Corp.,
Term Loan
5.500%	06/30/18	500	493,250

			2,625,692

Oil, Gas & Consumable Fuels — 0.1%
Alon USA Partners LP,
Tranche Term Loan B
9.250%	11/26/18	552	555,037
Bright Horizons Family Solutions, Inc.,
Term Loan B-1
4.250%	01/30/20	249	249,011
Chief Exploration & Development LLC,
Term Loan (Second Lien)
7.500%	05/12/21	500	471,875
CITGO Holding, Inc.,
Term Loan
9.500%	05/09/18	176	176,126
Crestwood Holdings LLC,
Term Loan B-1
7.000%	06/19/19	249	246,105
Energy Transfer Equity LP,
Loan (2015)
4.000%	12/02/19	195	164,046
Fieldwood Energy LLC,
Closing Date Loan (Second Lien)
8.375%	09/25/20	470	357,787
Houston Fuel Oil Terminal Co. LLC,
Tranche Term Loan B
4.250%	07/31/21	536	509,153
Murray Energy Corp.,
Term Loan B-1
7.000%	04/09/17	80	78,900
Term Loan B-2
7.500%	04/09/20	625	616,406

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Oil, Gas & Consumable Fuels (continued)
Offshore Group Investment Ltd.,
Second Term Loan
5.750%	03/28/19	298	$181,916
OSG Bulk Ships, Inc.,
Initial Term Loan
5.250%	07/07/19	248	247,191
Southcross Energy Partners LP,
Initial Term Loan
5.250%	07/29/21	69	68,650
Term Loan
6.000%	07/29/21	124	119,728
Targa Resources Corp.,
Term Loan
5.750%	02/27/22	93	93,721
Veresen Midtsream LP,
Tranche Term Loan B-1
5.250%	02/27/22	175	176,313

			4,311,965

Personal Products
Vogue International LLC,
Tranche Term Loan B
5.750%	02/14/20	199	199,863

Pharmaceuticals
Alvogen Pharma,
Term Loan (First Lien)
6.000%	04/02/22	150	150,281
Endo Pharmaceutical Holdings, Inc.,
Term Loan B
4.000%	06/24/22	375	375,938
Horizon Pharma PLC,
2015 Term Loan
4.500%	04/28/21	185	185,463
Quintiles Transnational Corp.,
Term Loan B
3.250%	05/07/22	60	60,025
Valeant Pharmaceuticals International, Inc.,
Series D-2 Tranche Term Loan B
3.500%	02/13/19	464	462,453
Series E-1 Tranche Term Loan B
3.500%	08/05/20	398	396,605

			1,630,765

Professional Services
Ceridian HCM Holding, Inc.,
Initial Term Loan
4.500%	09/15/20	224	221,497
On Assignment, Inc.,
Initial Term Loan B
3.750%	06/01/22	126	126,061

			347,558

Real Estate Investment Trusts (REITs)
Crown Castle Operating Co.,
Extended Incremental Tranche Term Loan B-2
3.000%	01/31/21	493	489,360

SEE NOTES TO FINANCIAL STATEMENTS.

A180

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Real Estate Management & Development — 0.1%
Club Corp.,
Term Loan B
4.250%	07/24/20	500	$500,625
DTZ Worldwide Ltd.,
Initial Loan (Second Lien)
9.250%	11/04/22	125	125,208
Initial Term Loan (First Lien)
5.500%	10/28/21	746	750,448
Realogy Group LLC,
2014 Initial Term Loan B
3.750%	03/05/20	738	736,062
Wash MultiFamily Acquisition, Inc.,
Initial Term Loan (First Lien)
4.250%	05/04/22	165	163,969
Initial US Term Loan (Second Lien)
8.000%	05/04/23	35	34,781

			2,311,093

Restaurants
Burger King,
Term Loan B-2
3.750%	12/12/21	762	760,589

Road & Rail
Coyote Logistics LLC,
Initial Term Loan
6.250%	03/24/22	250	251,250

Software — 0.1%
BMC Foreign Holding Co.,
Initial Foreign USD Term Loan
5.000%	09/10/20	247	231,918
BMC Software Finance, Inc.,
Initial US Term Loan
5.000%	09/10/20	809	760,074
Epicor Software Corp.,
Term Loan B
4.750%	05/21/22	375	373,516
Highland Software,
Term Loan B1
4.750%	06/12/22	20	20,025
Informatica Corp.,
Term Loan
4.000%	06/03/22	100	99,667
JLL/Delta Dutch Newco BV,
Initial Dollar Term Loan
4.250%	01/23/21	495	491,464
Lawson Software, Inc.,
Tranche Term Loan B-5
3.750%	06/03/20	1,142	1,125,531
Renaissance Learning, Inc.,
Initial Term Loan (First Lien)
4.500%	04/09/21	263	256,792
SS&C Technologies Holdings, Inc.,
Term Loan B1
4.000%	06/29/22	299	299,217
Term Loan B2
4.000%	06/29/22	76	75,626

			3,733,830

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Specialty Retail — 0.1%
Academy Ltd./Academy Finance Corp.,
Term Loan B
5.000%	06/16/22	375	$374,531
David’s Bridal, Inc.,
Initial Term Loan
5.000%	10/11/19	125	119,844
J. Crew Group, Inc.,
Initial Loan
4.000%	03/05/21	495	427,324
Party City Holdings, Inc.,
2014 Replacement Term Loan
4.000%	07/27/19	390	389,026
PetSmart, Inc.,
Tranche Loan B-1
4.250%	03/10/22	625	624,006
Sports Authority, Inc. (The),
Term Loan B
7.500%	11/16/17	453	389,881
Staples, Inc.,
Term Loan B
4.000%	04/24/21	125	124,757

			2,449,369

Technology Hardware, Storage & Peripherals
Fibertech Networks LLC,
Term Loan
5.250%	12/20/19	293	291,777
Oberthur Technologies Holding SAS,
Tranche B-2
4.500%	10/10/19	414	414,850

			706,627

Textiles, Apparel & Luxury Goods
Polymer Group, Inc.,
Initial Loan
5.250%	12/19/19	650	651,732

Thrifts & Mortgage Finance
Ocwen Loan Servicing LLC,
Initial Term Loan
5.000%	02/15/18	332	330,573

Trading Companies & Distributors
GYP Holdings III Corp.,
Term Loan (First Lien)
4.750%	04/01/21	249	240,019
Univar, Inc.,
Term Loan B
4.000%	06/25/22	125	124,766

			364,785

Transportation Infrastructure
Lineage Logistics LLC,
Term Loan
4.500%	03/31/21	243	238,281
LM US Corp Acquisition, Inc.,
Initial Term Loan (First Lien)
4.750%	10/25/19	247	247,170

			485,451

SEE NOTES TO FINANCIAL STATEMENTS.

A181

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Wireless Telecommunication Services — 0.1%
Dell International LLC,
Term Loan B-2
4.000%	04/29/20		875	$876,641
Digicel International Finance Ltd.,
Tranche D-2
3.775%	03/31/17		68	64,210
3.780%	03/31/19		215	202,100
Intelsat Jackson Holdings SA,
Tranche Term Loan B-2
3.750%	06/30/19		949	941,202
LTS Buyer LLC (Sidera Networks, Inc.),
Term Loan B (First Lien)
4.000%	04/13/20		690	684,818

				2,768,971

TOTAL BANK LOANS (cost $100,377,675)				98,991,987

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.2%
Banc of America Commercial Mortgage Trust,
Series 2007-3, Class A4
5.749%(c)	06/10/49		870	919,256
Bear Stearns Commercial Mortgage Securities Trust,
Series 2006-PW14, Class A1A
5.189%	12/11/38		377	394,390
CDGJ Commercial Mortgage Trust,
Series 2014-BXCH, Class A, 144A
1.586%(c)	12/15/27		3,000	3,001,062
CGBAM Commercial Mortgage Trust,
Series 2015-SMRT, Class A, 144A
2.808%	04/10/28	(g)	722	731,843
Series 2015-SMRT, Class D, 144A
3.768%(c)	04/10/28		720	728,843
Citigroup Commercial Mortgage Trust,
Series 2006-C5, Class A1A
5.425%	10/15/49		1,057	1,102,099
COMM 2014-CCRE15 Mortgage Trust,
Series 2014-CR15, Class A2
2.928%	02/10/47		923	952,438
Commercial Mortgage Pass-Through Certificates,
Series 2014-KYO, Class A, 144A
1.088%(c)	06/11/27		4,000	3,997,804
Series 2014-UBS3, Class A2
2.844%	06/10/47		960	987,591
Commercial Mortgage Trust,
Series 2006-C7, Class A4
5.943%(c)	06/10/46		515	527,022
Series 2006-C8, Class A1A
5.292%	12/10/46		1,221	1,284,307
Series 2006-GG7, Class A4
6.013%(c)	07/10/38		8,362	8,547,048
Credit Suisse Mortgage Capital Certificates,
Series 2014-ICE, Class A, 144A
1.050%(c)	04/15/27		2,039	2,033,784
Series 2015-TOWN, Class A, 144A
1.432%(c)	03/15/17		3,042	3,027,922
Series 2015-TOWN, Class B, 144A
2.082%(c)	03/15/17		274	272,677

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2015-TOWN, Class C, 144A
2.432%(c)	03/15/17	267	$265,840
Series 2015-TOWN, Class D, 144A
3.382%(c)	03/15/17	404	401,770
Federal Home Loan Mortgage Corp. Multifamily Structured,
Series K032, Class A2
3.310%(c)	05/25/23	4,000	4,175,336
Series K034, Class A2
3.531%(c)	07/25/23	4,300	4,547,667
Series K716, Class A2
3.130%	06/25/21	2,186	2,290,194
GAHR Commericial Mortgage Trust,
Series 2015-NRF, Class AFX, 144A
3.235%	12/15/19	3,000	3,075,453
GE Capital Commercial Mortgage Corp. Trust,
Series 2006-C1, Class A1A
5.449%(c)	03/10/44	439	445,244
GS Mortgage Securities Trust,
Series 2006-GG6, Class A4
5.553%(c)	04/10/38	1,969	1,980,170
Series 2006-GG8, Class A4
5.560%	11/10/39	681	706,508
Series 2014-GSFL, Class A, 144A
1.186%(c)	07/15/31	1,009	1,007,207
Hilton USA Trust,
Series 2013-HLT, Class DFX, 144A
4.407%	11/05/30	1,077	1,086,345
Hyatt Hotel Portfolio Trust,
Series 2015-HYT, Class A, 144A
1.432%(c)	11/15/29	1,314	1,314,057
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2006-LDP7, Class A4
6.100%(c)	04/15/45	1,720	1,759,202
Series 2014-BXH, Class A, 144A
1.086%(c)	04/15/27	2,000	1,998,972
LB Commercial Mortgage Trust,
Series 2007-C3, Class A4
6.101%(c)	07/15/44	5,707	6,102,154
LB-UBS Commercial Mortgage Trust,
Series 2006-C6, Class A4
5.372%	09/15/39	957	992,811
Series 2007-C7, Class A3
5.866%(c)	09/15/45	823	890,038
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C15, Class ASB
3.654%	04/15/47	3,000	3,147,771
Morgan Stanley Capital I Trust,
Series 2006-HQ9, Class A4
5.731%(c)	07/12/44	414	423,699
Series 2007-T27, Class A1A
5.826%(c)	06/11/42	1,054	1,124,237
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C23, Class A1A
5.422%(c)	01/15/45	737	747,942
Series 2006-C25, Class A1A
5.891%(c)	05/15/43	860	883,763
Series 2006-C28, Class A4
5.572%	10/15/48	5,280	5,478,940

SEE NOTES TO FINANCIAL STATEMENTS.

A182

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2006-C29, Class A1A
5.297%	11/15/48		6,611	$6,931,645
Series 2007-C30, Class A5
5.342%	12/15/43		9,115	9,574,223
Series 2007-C31, Class A4
5.509%	04/15/47		9,250	9,677,776
Series 2007-C33, Class A4
6.150%(c)	02/15/51		9,096	9,560,489

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $112,006,131)				109,097,539

CORPORATE BONDS — 9.9%
Aerospace & Defense
BAE Systems Holdings, Inc. (United Kingdom),
Gtd. Notes, 144A
3.800%	10/07/24		963	966,958

Automobiles — 0.1%
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43	(a)	436	422,746
General Motors Co.,
Sr. Unsec’d. Notes
5.000%	04/01/35	(a)	90	88,350
5.200%	04/01/45		1,003	993,411
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
2.125%	05/23/19		1,730	1,729,552
Volkswagen International Finance NV (Germany),
Gtd. Notes, 144A
2.375%	03/22/17		2,050	2,085,969

				5,320,028

Banks — 2.1%
Australia & New Zealand Banking Group Ltd. (Australia),
Sr. Unsec’d. Notes
2.250%	06/13/19		950	954,071
Bank of America Corp.,
Sr. Unsec’d. Notes
2.600%	01/15/19		4,700	4,751,183
2.650%	04/01/19	(a)	1,180	1,193,979
Sr. Unsec’d. Notes, MTN
3.300%	01/11/23		1,689	1,663,390
4.125%	01/22/24	(a)	1,500	1,537,303
Sub. Notes
3.950%	04/21/25		1,000	963,190
6.110%	01/29/37		1,468	1,645,361
Sub. Notes, MTN
4.200%	08/26/24		1,382	1,378,672
4.250%	10/22/26		520	509,394
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN
2.375%	01/25/19	(a)	1,405	1,422,973
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes
2.800%	07/21/21		480	482,826

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Banks (continued)
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan),
Sr. Unsec’d. Notes, 144A
2.300%	03/05/20		470	$467,997
2.350%	09/08/19		720	719,086
Barclays Bank PLC (United Kingdom),
Sr. Unsec’d. Notes
2.500%	02/20/19		1,650	1,661,005
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
2.750%	11/08/19		974	966,983
BNP Paribas SA (France),
Gtd. Notes, MTN
2.450%	03/17/19		710	719,001
BPCE SA (France),
Sub. Notes, 144A
5.150%	07/21/24		781	793,466
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.500%	07/29/19	(a)	1,000	1,001,467
2.550%	04/08/19	(a)	1,180	1,189,828
8.500%	05/22/19	(a)	2,188	2,668,697
Sub. Notes
4.400%	06/10/25	(a)	1,970	1,962,658
5.300%	05/06/44	(a)	200	203,606
5.500%	09/13/25		1,857	2,007,041
6.675%	09/13/43		1,037	1,255,951
Citizens Bank NA,
Sr. Unsec’d. Notes, MTN
2.450%	12/04/19		950	943,827
Comerica, Inc.,
Sr. Unsec’d. Notes
2.125%	05/23/19		882	875,907
Commonwealth Bank of Australia (Australia),
Sr. Unsec’d. Notes
2.250%	03/13/19		3,600	3,617,521
2.300%	09/06/19		480	481,289
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands),
Gtd. Notes
4.625%	12/01/23		778	802,669
Deutsche Bank AG (Germany),
Sub. Notes
4.500%	04/01/25	(a)	200	190,402
Discover Bank,
Sr. Unsec’d. Notes
2.000%	02/21/18		1,900	1,895,351
3.100%	06/04/20		480	479,522
4.200%	08/08/23		284	287,463
Sr. Unsec’d. Notes, BKNT
3.200%	08/09/21		1,500	1,478,649
Fifth Third Bancorp,
Sub. Notes
4.500%	06/01/18		2,172	2,300,624
8.250%	03/01/38		1,230	1,771,754
HSBC Holdings PLC (United Kingdom),
Sub. Notes
6.800%	06/01/38		328	407,260
HSBC USA, Inc.,
Sr. Unsec’d. Notes
1.625%	01/16/18		3,101	3,092,525

SEE NOTES TO FINANCIAL STATEMENTS.

A183

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Banks (continued)
Huntington National Bank (The),
Sr. Unsec’d. Notes
2.200%	04/01/19		2,375	$2,360,871
Intesa Sanpaolo SpA (Italy),
Gtd. Notes
2.375%	01/13/17		1,187	1,192,833
Sub. Notes, 144A
5.017%	06/26/24	(a)	600	582,926
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.200%	10/22/19	(a)	3,631	3,599,007
2.350%	01/28/19	(a)	3,424	3,437,193
4.625%	05/10/21		700	757,158
5.400%	01/06/42	(a)	751	829,780
5.600%	07/15/41		125	141,720
Sub. Notes
3.875%	09/10/24		723	711,364
4.125%	12/15/26	(a)	952	936,079
4.950%	06/01/45		100	97,207
5.625%	08/16/43		125	133,308
KeyBank NA,
Sr. Unsec’d. Notes, BKNT
2.500%	12/15/19		710	713,069
KeyCorp,
Sr. Unsec’d. Notes, MTN
2.300%	12/13/18		1,000	1,008,842
Manufacturers & Traders Trust Co.,
Sr. Unsec’d. Notes, BKNT
2.300%	01/30/19		1,500	1,511,964
Mitsubishi UFJ Trust & Banking Corp. (Japan),
Sr. Unsec’d. Notes, 144A
1.600%	10/16/17		1,970	1,966,304
Mizuho Bank Ltd. (Japan),
Gtd. Notes, 144A
1.550%	10/17/17	(a)	1,200	1,196,122
2.450%	04/16/19		1,200	1,209,860
MUFG Americas Holdings Corp.,
Sr. Unsec’d. Notes
2.250%	02/10/20		480	474,269
1.500%	02/09/18		430	428,361
Nordea Bank AB (Sweden),
Sr. Unsec’d. Notes, 144A
2.375%	04/04/19		470	474,428
PNC Bank NA,
Sr. Unsec’d. Notes
3.300%	10/30/24		250	246,507
Sr. Unsec’d. Notes, BKNT
2.200%	01/28/19	(a)	1,418	1,424,791
2.250%	07/02/19		1,500	1,495,075
PNC Financial Services Group, Inc. (The),
Sub. Notes
3.900%	04/29/24		171	172,745
Regions Bank,
Sub. Notes
6.450%	06/26/37		259	307,049
Sub. Notes, BKNT
7.500%	05/15/18		1,750	2,008,699

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Banks (continued)
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, MTN
1.500%	01/16/18	(a)	2,500	$2,500,867
Royal Bank of Scotland Group PLC (United Kingdom),
Sub. Notes
5.125%	05/28/24	(a)	1,491	1,489,185
6.000%	12/19/23		2,443	2,586,971
Sumitomo Mitsui Banking Corp. (Japan),
Gtd. Notes
2.450%	01/10/19		1,865	1,885,297
SunTrust Banks, Inc.,
Sr. Unsec’d. Notes
2.350%	11/01/18		2,000	2,012,682
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes
2.375%	10/19/16	(a)	4,500	4,584,965
Sr. Unsec’d. Notes, MTN
2.250%	11/05/19		709	711,859
Washington Prime Group LP,
Sr. Unsec’d. Notes, 144A
3.850%	04/01/20		710	722,543
Wells Fargo & Co.,
Sr. Unsec’d. Notes
2.150%	01/15/19		1,500	1,509,320
Sub. Notes
4.125%	08/15/23		750	778,712
5.375%	11/02/43		767	818,941
Sub. Notes, MTN
4.100%	06/03/26	(a)	100	100,421
4.650%	11/04/44	(a)	1,050	1,006,415
Westpac Banking Corp. (Australia),
Sr. Unsec’d. Notes
1.200%	05/19/17	(a)	2,390	2,395,079

				103,264,679

Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
1.250%	01/17/18	(a)	1,441	1,436,322
4.000%	01/17/43	(a)	160	146,534
SABMiller Holdings, Inc. (United Kingdom),
Gtd. Notes, 144A
2.200%	08/01/18		2,362	2,388,950
2.450%	01/15/17		2,171	2,204,952

				6,176,758

Biotechnology — 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes
1.250%	05/22/17		960	959,290
2.125%	05/01/20	(a)	960	940,025
2.200%	05/22/19		410	408,834
3.875%	11/15/21		1,500	1,573,049
5.375%	05/15/43		376	399,001

				4,280,199

SEE NOTES TO FINANCIAL STATEMENTS.

A184

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Capital Markets — 0.6%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.850%	02/01/25		710	$682,354
Credit Suisse of New York (Switzerland),
Sr. Unsec’d. Notes
3.000%	10/29/21	(a)	700	694,541
Sr. Unsec’d. Notes, MTN
3.625%	09/09/24	(a)	250	248,515
Sub. Notes
6.000%	02/15/18		870	954,824
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.500%	02/13/19		1,130	1,135,746
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.375%	01/22/18		3,342	3,392,832
2.625%	01/31/19	(a)	4,731	4,789,551
3.500%	01/23/25	(a)	250	242,449
3.750%	05/22/25	(a)	800	789,474
6.250%	02/01/41		691	817,830
Sr. Unsec’d. Notes, MTN
3.850%	07/08/24	(a)	1,500	1,498,699
Sub. Notes
5.150%	05/22/45	(a)	325	313,537
6.750%	10/01/37		150	175,942
Morgan Stanley,
Sr. Unsec’d. Notes
2.125%	04/25/18	(a)	3,781	3,806,552
2.500%	01/24/19		945	953,765
2.650%	01/27/20		710	708,733
3.750%	02/25/23		2,468	2,495,494
4.300%	01/27/45	(a)	260	242,943
6.375%	07/24/42		612	751,409
Sr. Unsec’d. Notes, MTN
3.700%	10/23/24	(a)	900	896,356
Sub. Notes
3.950%	04/23/27		100	94,289
4.875%	11/01/22		1,930	2,052,956
UBS AG (Switzerland),
Sr. Unsec’d. Notes
1.375%	06/01/17	(a)	710	708,339
Sr. Unsec’d. Notes, MTN
2.375%	08/14/19		720	719,943

				29,167,073

Chemicals — 0.1%
Albemarle Corp.,
Gtd. Notes
3.000%	12/01/19		710	711,380
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
8.550%	05/15/19		728	887,602
Monsanto Co.,
Sr. Unsec’d. Notes
4.200%	07/15/34		1,269	1,156,440
4.700%	07/15/64		1,103	954,857

				3,710,279

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Commercial Services & Supplies — 0.1%
Cenveo Corp.,
Sr. Sec’d. Notes, 144A
6.000%	08/01/19		90	$84,600
George Washington University (The),
Unsec’d. Notes
4.300%	09/15/44		635	598,112
Xerox Corp.,
Sr. Unsec’d. Notes
2.950%	03/15/17	(a)	2,068	2,118,141

				2,800,853

Communications Equipment
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
2.900%	03/04/21		1,000	1,020,621
5.500%	01/15/40		370	421,714

				1,442,335

Consumer Finance — 0.4%
American Express Co.,
Sr. Unsec’d. Notes
1.550%	05/22/18		2,400	2,381,834
Capital One Bank USA NA,
Sr. Unsec’d. Notes
2.300%	06/05/19		1,710	1,697,189
Capital One Financial Corp.,
Sr. Unsec’d. Notes
2.450%	04/24/19	(a)	950	950,099
Capital One NA,
Sr. Unsec’d. Notes
2.950%	07/23/21		1,070	1,054,703
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25		124	118,399
3.950%	11/06/24		250	242,917
5.200%	04/27/22		1,740	1,850,088
6.450%	06/12/17		800	868,863
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.597%	11/04/19		1,000	992,702
3.000%	06/12/17		1,000	1,022,890
4.250%	09/20/22	(a)	1,200	1,249,724
5.875%	08/02/21		750	853,841
General Motors Financial Co., Inc.,
Gtd. Notes
2.400%	04/10/18		960	962,387
3.150%	01/15/20	(a)	950	954,452
Hyundai Capital America (South Korea),
Sr. Unsec’d. Notes, 144A
2.550%	02/06/19		2,065	2,081,109
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
3.350%	06/12/24		100	101,925

				17,383,122

Containers & Packaging
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Sr. Sec’d. Notes, 144A
3.286%(c)	12/15/19		750	729,375

SEE NOTES TO FINANCIAL STATEMENTS.

A185

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Diversified Financial Services — 0.3%
Anglo American Capital PLC (United Kingdom),
Gtd. Notes, 144A
1.225%(c)	04/15/16		1,000	$997,650
3.625%	05/14/20	(g)	1,150	1,150,133
4.125%	04/15/21	(a)	970	970,446
4.125%	09/27/22		500	485,767
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
4.500%	02/11/43	(a)	825	827,123
CME Group, Inc.,
Sr. Unsec’d. Notes
5.300%	09/15/43		376	414,852
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
2.375%	08/01/18		2,400	2,433,394
General Electric Capital Corp.,
Gtd. Notes, MTN
6.375%(c)	11/15/67		2,236	2,403,700
MassMutual Global Funding II,
Sr. Sec’d. Notes, 144A
2.350%	04/09/19		1,660	1,676,900
Moody’s Corp.,
Sr. Unsec’d. Notes
4.500%	09/01/22		855	910,726
Synchrony Financial,
Sr. Unsec’d. Notes
1.875%	08/15/17		359	358,851
3.000%	08/15/19	(a)	526	529,744
3.750%	08/15/21		795	801,048
4.250%	08/15/24		500	502,148
Voya Financial, Inc.,
Gtd. Notes
5.500%	07/15/22	(a)	823	924,097
Sr. Unsec’d. Notes
5.700%	07/15/43		350	392,226

				15,778,805

Diversified Telecommunication Services — 0.3%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.450%	06/30/20	(a)	960	941,058
3.000%	06/30/22		720	695,206
3.400%	05/15/25	(a)	1,900	1,812,045
4.500%	05/15/35		405	372,311
4.750%	05/15/46		1,349	1,227,555
5.550%	08/15/41		2,108	2,159,793
British Telecommunications PLC (United Kingdom),
Sr. Unsec’d. Notes
2.350%	02/14/19	(a)	1,420	1,426,268
FairPoint Communications, Inc.,
Sr. Sec’d. Notes, 144A
8.750%	08/15/19		65	67,600
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.350%	06/09/17		700	699,008
4.500%	09/15/20		2,171	2,341,934
5.012%	08/21/54		2,160	1,981,988
6.400%	09/15/33		500	572,970
6.550%	09/15/43	(a)	2,102	2,458,823

				16,756,559

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Electric Utilities — 0.5%
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes
1.650%	12/15/17		1,731	$1,733,010
2.950%	12/15/22	(a)	500	485,263
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
1.100%	05/15/17		1,000	995,520
2.400%	02/01/20		710	706,892
4.500%	02/01/45	(a)	296	291,302
5.150%	11/15/43		380	405,562
6.125%	04/01/36		675	795,192
Cleveland Electric Illuminating Co. (The),
Sr. Unsec’d. Notes
5.950%	12/15/36		350	382,080
Commonwealth Edison Co.,
First Mortgage
6.150%	09/15/17		1,216	1,339,814
Duke Energy Indiana, Inc.,
First Mortgage
4.900%	07/15/43		742	800,439
Duke Energy Progress, Inc.,
First Mortgage
4.375%	03/30/44		100	100,587
Duquesne Light Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.400%	09/15/20		3,228	3,740,026
Entergy Corp.,
Sr. Unsec’d. Notes
4.000%	07/15/22		710	715,459
Exelon Corp.,
Sr. Unsec’d. Notes
1.550%	06/09/17		300	300,426
2.850%	06/15/20		442	444,565
3.950%	06/15/25		973	978,741
FirstEnergy Corp.,
Sr. Unsec’d. Notes
2.750%	03/15/18		1,853	1,880,289
4.250%	03/15/23		1,500	1,509,363
7.375%	11/15/31	(a)	200	243,681
IPALCO Enterprises, Inc.,
Sr. Sec’d. Notes, 144A
3.450%	07/15/20		973	968,135
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
3.750%	08/15/42		457	400,144
PPL Capital Funding, Inc.,
Gtd. Notes
3.950%	03/15/24		300	310,202
Puget Energy, Inc.,
Sr. Sec’d. Notes
5.625%	07/15/22		1,500	1,685,889
6.500%	12/15/20		50	58,533
Sr. Sec’d. Notes, 144A
3.650%	05/15/25		1,000	978,742

SEE NOTES TO FINANCIAL STATEMENTS.

A186

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Electric Utilities (continued)
Southern Power Co.,
Sr. Unsec’d. Notes
2.375%	06/01/20		950	$937,973
Tampa Electric Co.,
Sr. Unsec’d. Notes
4.200%	05/15/45		500	489,689
4.350%	05/15/44		200	200,855

				23,878,373

Electronic Equipment, Instruments & Components
Amphenol Corp.,
Sr. Unsec’d. Notes
1.550%	09/15/17		1,500	1,501,611
3.125%	09/15/21		494	494,353

				1,995,964

Energy Equipment & Services — 0.2%
Boardwalk Pipelines LP,
Gtd. Notes
4.950%	12/15/24		560	549,171
Columbia Pipeline Group, Inc.,
Gtd. Notes, 144A
3.300%	06/01/20		700	702,731
5.800%	06/01/45		117	115,299
Enable Midstream Partners LP,
Gtd. Notes, 144A
2.400%	05/15/19		446	430,973
5.000%	05/15/44		200	166,794
Nabors Industries, Inc.,
Gtd. Notes
2.350%	09/15/16		3,454	3,464,089
Noble Holding International Ltd.,
Gtd. Notes
4.000%	03/16/18		107	109,548
5.950%	04/01/25	(a)	685	675,394
6.950%	04/01/45		250	230,251
Petrofac Ltd. (United Kingdom),
Gtd. Notes, 144A
3.400%	10/10/18		1,392	1,377,292
Weatherford International Ltd.,
Gtd. Notes
5.950%	04/15/42	(a)	751	634,819

				8,456,361

Food & Staples Retailing — 0.1%
Kraft Foods Group, Inc.,
Sr. Unsec’d. Notes
5.000%	06/04/42		61	60,788
Walgreen Co.,
Sr. Unsec’d. Notes
1.800%	09/15/17	(a)	1,809	1,816,174
4.400%	09/15/42		430	384,599
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
3.800%	11/18/24	(a)	115	112,628
4.500%	11/18/34		116	109,079
4.800%	11/18/44	(a)	125	117,625

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Food & Staples Retailing (continued)
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
6.500%	08/15/37		618	$794,198

				3,395,091

Food Products — 0.1%
ConAgra Foods, Inc.,
Sr. Unsec’d. Notes
1.900%	01/25/18		1,339	1,319,050
General Mills, Inc.,
Sr. Unsec’d. Notes
1.400%	10/20/17		1,000	998,428
Tyson Foods, Inc.,
Gtd. Notes
2.650%	08/15/19		500	503,300

				2,820,778

Health Care Equipment & Supplies — 0.1%
Anthem, Inc.,
Sr. Unsec’d. Notes
2.250%	08/15/19		1,000	987,898
4.350%	08/15/20		1,299	1,405,708
Becton, Dickinson and Co.,
Sr. Unsec’d. Notes
2.675%	12/15/19		434	434,328
3.734%	12/15/24	(a)	1,000	996,636
4.685%	12/15/44		402	388,992
Medtronic, Inc.,
Gtd. Notes, 144A
2.500%	03/15/20		950	951,587
3.150%	03/15/22		900	904,032
4.625%	03/15/45		217	219,680
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes
1.450%	04/01/17		950	950,321

				7,239,182

Health Care Providers & Services — 0.2%
Aetna, Inc.,
Sr. Unsec’d. Notes
3.500%	11/15/24	(a)	200	196,055
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
1.950%	06/15/18		445	445,749
Children’s Hospital Medical Center,
Sec’d. Notes
4.268%	05/15/44		485	446,074
Express Scripts Holding Co.,
Gtd. Notes
2.250%	06/15/19		720	714,170
3.125%	05/15/16		2,866	2,913,083
6.125%	11/15/41		150	174,230
HCA, Inc.,
Sr. Sec’d. Notes
3.750%	03/15/19		1,000	1,007,500
McKesson Corp.,
Sr. Unsec’d. Notes
2.284%	03/15/19		470	469,865

SEE NOTES TO FINANCIAL STATEMENTS.

A187

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Health Care Providers & Services (continued)
NYU Hospitals Center,
Unsec’d. Notes
4.784%	07/01/44		481	$474,358
Tenet Healthcare Corp.,
Sr. Sec’d. Notes, 144A
3.786%(c)	06/15/20		155	156,356
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.875%	12/15/21		470	469,949
4.250%	03/15/43		1,246	1,177,397

				8,644,786

Hotels, Restaurants & Leisure
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
6.300%	03/01/38		788	929,051

Independent Power & Renewable Electricity Producers
AES Corp.,
Sr. Unsec’d. Notes
3.283%(c)	06/01/19		190	190,000

Industrial Conglomerates
General Electric Co.,
Sr. Unsec’d. Notes
3.375%	03/11/24		1,190	1,208,218
4.500%	03/11/44	(a)	920	934,343

				2,142,561

Insurance — 0.6%
AIA Group Ltd. (Hong Kong),
Sr. Unsec’d. Notes, 144A
2.250%	03/11/19		454	451,015
American International Group, Inc.,
Sr. Unsec’d. Notes
2.300%	07/16/19		204	203,636
4.125%	02/15/24		393	407,806
6.250%	05/01/36		661	783,966
6.400%	12/15/20		190	225,881
Sr. Unsec’d. Notes, MTN
5.850%	01/16/18		848	934,909
Aon Corp.,
Gtd. Notes
5.000%	09/30/20		1,045	1,152,898
Aon PLC,
Gtd. Notes
4.450%	05/24/43		500	464,152
4.750%	05/15/45		1,180	1,137,388
Berkshire Hathaway Finance Corp.,
Gtd. Notes
1.300%	05/15/18	(a)	1,921	1,921,211
Guardian Life Insurance Co. of America (The),
Sub. Notes, 144A
4.875%	06/19/64		150	145,955
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
4.300%	04/15/43		877	830,212
5.125%	04/15/22		1,664	1,845,421
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.950%	05/01/22		873	938,482
5.000%	06/01/21		669	730,052

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Insurance (continued)
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
4.050%	10/15/23		767	$800,575
4.800%	07/15/21		1,609	1,778,558
Massachusetts Mutual Life Insurance Co.,
Sub. Notes, 144A
4.500%	04/15/65		2,250	1,998,137
MetLife, Inc.,
Sr. Unsec’d. Notes
1.903%	12/15/17		315	316,384
4.125%	08/13/42		442	411,370
Metropolitan Life Global Funding I,
Sec’d. Notes, 144A
2.300%	04/10/19	(a)	1,660	1,670,327
New York Life Insurance Co.,
Sub. Notes, 144A
6.750%	11/15/39		1,000	1,312,338
Pacific Life Insurance Co.,
Sub. Notes, 144A
9.250%	06/15/39		500	746,678
Pacific LifeCorp,
Sr. Unsec’d. Notes, 144A
5.125%	01/30/43		1,370	1,380,380
Progressive Corp. (The),
Sr. Unsec’d. Notes
4.350%	04/25/44		75	74,527
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44		1,422	1,450,101
TIAA Asset Management Finance Co. LLC,
Sr. Unsec’d. Notes, 144A
2.950%	11/01/19		411	413,873
4.125%	11/01/24		595	599,261
UNUM Group,
Sr. Unsec’d. Notes
4.000%	03/15/24		3,310	3,350,763

				28,476,256

Internet & Catalog Retail
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.500%	11/29/22	(a)	1,022	967,966
4.800%	12/05/34		1,000	993,293

				1,961,259

IT Services
International Business Machines Corp.,
Sr. Unsec’d. Notes
1.625%	05/15/20	(a)	996	968,542
MasterCard, Inc.,
Sr. Unsec’d. Notes
3.375%	04/01/24		710	724,740

				1,693,282

Life Sciences Tools & Services
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
3.300%	02/15/22		1,765	1,744,141

SEE NOTES TO FINANCIAL STATEMENTS.

A188

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Life Sciences Tools & Services (continued)
5.300%	02/01/44		32	$33,821

				1,777,962

Machinery — 0.1%
Ingersoll-Rand Global Holding Co. Ltd.,
Gtd. Notes
2.875%	01/15/19		1,200	1,220,113
5.750%	06/15/43		150	165,065
Ingersoll-Rand Luxembourg Finance SA,
Gtd. Notes
4.650%	11/01/44		395	381,280
Tyco Electronics Group SA (Switzerland),
Gtd. Notes
6.550%	10/01/17		2,820	3,129,021

				4,895,479

Media — 0.4%
21st Century Fox America, Inc.,
Gtd. Notes
6.150%	02/15/41		1,183	1,373,765
6.900%	03/01/19	(a)	1,140	1,323,688
Columbus International, Inc. (Barbados),
Gtd. Notes, 144A
7.375%	03/30/21		200	215,000
Comcast Corp.,
Gtd. Notes
4.500%	01/15/43	(a)	1,268	1,239,894
5.150%	03/01/20	(a)	1,642	1,848,355
6.950%	08/15/37		626	813,871
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
4.450%	04/01/24		350	358,159
Discovery Communications LLC,
Gtd. Notes
4.875%	04/01/43		1,071	971,518
Numericable-SFR SAS (France),
Sr. Sec’d. Notes, 144A
4.875%	05/15/19		240	237,600
Time Warner Cable, Inc.,
Gtd. Notes
4.500%	09/15/42		1,400	1,141,983
5.850%	05/01/17		2,065	2,205,147
6.750%	07/01/18	(a)	1,464	1,632,291
Time Warner, Inc.,
Gtd. Notes
4.875%	03/15/20	(a)	2,000	2,182,422
4.900%	06/15/42		511	502,841
6.200%	03/15/40		1,208	1,372,341
Viacom, Inc.,
Sr. Unsec’d. Notes
2.200%	04/01/19		950	940,149
Walt Disney Co. (The),
Sr. Unsec’d. Notes, MTN
4.125%	06/01/44		200	196,726

				18,555,750

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Metals & Mining — 0.1%
Alcoa, Inc.,
Sr. Unsec’d. Notes
5.125%	10/01/24	(a)	615	$622,688
Caterpillar, Inc.,
Sr. Unsec’d. Notes
4.750%	05/15/64		75	73,414
Corp Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes, 144A
3.875%	11/03/21		1,181	1,214,779
Freeport-McMoRan, Inc.,
Gtd. Notes
2.300%	11/14/17		760	757,659
5.450%	03/15/43	(a)	1,442	1,203,864
Sr. Unsec’d. Notes
3.550%	03/01/22	(a)	720	666,452
Rio Tinto Finance USA Ltd. (United Kingdom),
Gtd. Notes
3.750%	09/20/21	(a)	1,500	1,554,481
Teck Resources Ltd. (Canada),
Gtd. Notes
3.000%	03/01/19	(a)	700	674,639

				6,767,976

Multi-Utilities — 0.4%
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
4.450%	03/15/44		200	197,325
Dominion Resources, Inc.,
Jr. Sub. Notes
7.500%(c)	06/30/66	(a)	4,346	4,106,970
Sr. Unsec’d. Notes
1.250%	03/15/17		1,000	997,750
NiSource Finance Corp.,
Gtd. Notes
4.800%	02/15/44		423	431,311
5.250%	02/15/43		250	266,417
5.450%	09/15/20		1,230	1,385,130
PG&E Corp.,
Sr. Unsec’d. Notes
2.400%	03/01/19		163	163,211
Public Service Electric & Gas Co.,
First Mortgage
1.800%	06/01/19		1,440	1,421,647
Sempra Energy,
Sr. Unsec’d. Notes
2.400%	03/15/20		898	891,015
3.550%	06/15/24		150	149,867
4.050%	12/01/23		395	407,988
6.150%	06/15/18		2,000	2,245,074
6.500%	06/01/16		1,672	1,751,699
WEC Energy Group, Inc.,
Jr. Sub. Notes
6.250%(c)	05/15/67		4,580	4,259,400

				18,674,804

Oil, Gas & Consumable Fuels — 1.2%
American Energy-Permian Basin LLC/AEPB Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.780%(c)	08/01/19		125	85,625

SEE NOTES TO FINANCIAL STATEMENTS.

A189

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
5.950%	09/15/16		3,337	$3,520,248
6.375%	09/15/17		2,498	2,741,315
Apache Corp.,
Sr. Unsec’d. Notes
4.250%	01/15/44		800	694,747
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
3.535%	11/04/24		250	247,707
3.561%	11/01/21		1,500	1,556,707
3.814%	02/10/24	(a)	1,700	1,730,870
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
3.800%	04/15/24	(a)	517	511,217
3.900%	02/01/25	(a)	1,209	1,194,565
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.700%	10/15/19		777	867,931
Chesapeake Energy Corp.,
Gtd. Notes
3.525%(c)	04/15/19		260	237,900
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP,
Sr. Unsec’d. Notes, 144A
1.700%	05/01/18		980	979,030
2.450%	05/01/20	(a)	1,355	1,346,341
ConocoPhillips,
Gtd. Notes
6.500%	02/01/39		115	142,720
ConocoPhillips Co.,
Gtd. Notes
2.200%	05/15/20		478	474,577
DCP Midstream LLC,
Jr. Sub. Notes, 144A
5.850%(c)	05/21/43		2,994	2,372,745
Sr. Unsec’d. Notes, 144A
4.750%	09/30/21	(a)	216	213,430
5.350%	03/15/20		1,435	1,475,158
DCP Midstream Operating LP,
Gtd. Notes
2.700%	04/01/19		792	746,136
5.600%	04/01/44	(a)	894	797,355
Devon Energy Corp.,
Sr. Unsec’d. Notes
2.250%	12/15/18		1,500	1,504,067
Enbridge, Inc. (Canada),
Sr. Unsec’d. Notes
0.734%(c)	06/02/17		1,000	988,028
3.500%	06/10/24		600	560,410
4.500%	06/10/44		250	205,477
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
2.700%	04/01/19		700	691,101
Enterprise Products Operating LLC,
Gtd. Notes
2.550%	10/15/19		308	307,912
4.900%	05/15/46	(a)	500	470,932
5.100%	02/15/45		404	392,947

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Kinder Morgan Energy Partners LP,
Gtd. Notes
5.000%	10/01/21		928	$981,957
5.950%	02/15/18		607	663,312
Kinder Morgan, Inc.,
Gtd. Notes
3.050%	12/01/19		470	469,480
MPLX LP,
Sr. Unsec’d. Notes
4.000%	02/15/25		220	214,648
Murray Energy Corp.,
Sec’d. Notes, 144A
11.250%	04/15/21		125	105,000
Noble Energy, Inc.,
Sr. Unsec’d. Notes
5.050%	11/15/44	(a)	1,050	1,006,033
Northern Tier Energy LLC/Northern Tier Finance Corp.,
Sr. Sec’d. Notes
7.125%	11/15/20		385	396,550
Petrobras Global Finance BV (Brazil),
Gtd. Notes
3.000%	01/15/19		916	846,531
4.375%	05/20/23		1,300	1,132,573
4.875%	03/17/20		552	524,864
5.375%	01/27/21	(a)	1,460	1,404,228
5.625%	05/20/43		500	386,450
7.250%	03/17/44	(a)	695	645,210
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.875%	01/24/22	(a)	1,140	1,185,452
5.500%	06/27/44		1,939	1,783,880
6.000%	03/05/20	(a)	1,000	1,117,500
6.375%	01/23/45		424	435,130
Gtd. Notes, 144A
3.500%	07/23/20	(a)	535	540,874
Phillips 66,
Gtd. Notes
2.950%	05/01/17		1,974	2,029,025
4.650%	11/15/34	(a)	135	132,068
4.875%	11/15/44		1,241	1,185,320
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
2.600%	12/15/19		608	605,421
4.900%	02/15/45		100	94,282
5.150%	06/01/42		392	379,054
Shell International Finance BV (Netherlands),
Gtd. Notes
2.125%	05/11/20	(a)	1,190	1,187,445
3.250%	05/11/25		1,000	990,279
4.125%	05/11/35	(a)	1,233	1,207,007
4.375%	05/11/45		349	344,488
Southeast Supply Header LLC,
Sr. Unsec’d. Notes, 144A
4.250%	06/15/24		1,121	1,106,089
Southwestern Energy Co.,
Sr. Unsec’d. Notes
4.050%	01/23/20		718	737,884

SEE NOTES TO FINANCIAL STATEMENTS.

A190

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Spectra Energy Partners LP,
Sr. Unsec’d. Notes
5.950%	09/25/43		125	$136,127
Talisman Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.500%	05/15/42		755	679,571
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
4.625%	03/01/34		815	808,075
Western Gas Partners LP,
Sr. Unsec’d. Notes
2.600%	08/15/18		700	705,775
4.000%	07/01/22		1,623	1,628,626
5.375%	06/01/21		321	346,488
5.450%	04/01/44		200	199,308
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.700%	01/15/23		438	407,826
4.550%	06/24/24	(a)	860	833,412
5.750%	06/24/44		1,385	1,285,243
Williams Partners LP,
Sr. Unsec’d. Notes
3.350%	08/15/22		1,786	1,690,169
4.300%	03/04/24		710	698,298
4.900%	01/15/45		150	128,706
5.400%	03/04/44	(a)	500	457,019

				60,899,875

Pharmaceuticals — 0.3%
AbbVie, Inc.,
Sr. Unsec’d. Notes
1.750%	11/06/17		1,748	1,752,582
2.500%	05/14/20		1,190	1,177,792
3.200%	11/06/22		1,383	1,369,451
3.600%	05/14/25	(a)	575	568,327
4.500%	05/14/35		582	569,372
4.700%	05/14/45		578	568,540
Actavis Funding SCS,
Gtd. Notes
2.350%	03/12/18		725	728,827
2.450%	06/15/19		750	747,009
3.000%	03/12/20	(a)	479	480,086
3.800%	03/15/25		103	101,179
4.550%	03/15/35		1,231	1,170,400
4.750%	03/15/45		280	266,575
Bayer US Finance LLC (Germany),
Gtd. Notes, 144A
1.500%	10/06/17		1,000	1,004,310
2.375%	10/08/19		1,075	1,078,813
3.000%	10/08/21		695	700,056
3.375%	10/08/24	(a)	575	571,972
Endo Finance LLC/Endo Ltd./Endo Finco, Inc.,
Gtd. Notes, 144A
6.000%	07/15/23		200	204,500
Perrigo Finance PLC,
Gtd. Notes
3.500%	12/15/21		293	293,568
3.900%	12/15/24		200	197,484
4.900%	12/15/44		231	222,851

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Roche Holdings, Inc. (Switzerland),
Gtd. Notes, 144A
7.000%	03/01/39	100	$139,578

			13,913,272

Real Estate Investment Trusts (REITs) — 0.8%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
2.750%	01/15/20	315	311,797
AvalonBay Communities, Inc.,
Sr. Unsec’d. Notes
3.625%	10/01/20	1,370	1,427,362
Sr. Unsec’d. Notes, MTN
4.200%	12/15/23	756	790,597
BioMed Realty LP,
Gtd. Notes
2.625%	05/01/19	654	651,235
4.250%	07/15/22	141	142,815
Boston Properties LP,
Sr. Unsec’d. Notes
3.850%	02/01/23	1,190	1,218,523
Brandywine Operating Partnership LP,
Gtd. Notes
3.950%	02/15/23	990	982,180
4.550%	10/01/29	450	448,502
Camden Property Trust,
Sr. Unsec’d. Notes
4.250%	01/15/24	929	955,712
Corporate Office Properties LP,
Gtd. Notes
3.600%	05/15/23	1,031	942,414
3.700%	06/15/21	920	911,427
DDR Corp.,
Sr. Unsec’d. Notes
3.500%	01/15/21	1,500	1,521,171
3.625%	02/01/25	689	661,630
7.500%	04/01/17	750	822,111
Digital Realty Trust LP,
Gtd. Notes
3.950%	07/01/22	715	713,517
Duke Realty LP,
Gtd. Notes
3.875%	02/15/21	940	975,682
Sr. Unsec’d. Notes
3.750%	12/01/24	96	95,385
ERP Operating LP,
Sr. Unsec’d. Notes
2.375%	07/01/19	710	712,995
3.000%	04/15/23	1,500	1,454,117
4.500%	07/01/44	210	204,574
Essex Portfolio LP,
Gtd. Notes
3.875%	05/01/24	470	475,594
5.500%	03/15/17	420	446,901
Federal Realty Investment Trust,
Sr. Unsec’d. Notes
4.500%	12/01/44	250	243,099

SEE NOTES TO FINANCIAL STATEMENTS.

A191

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (continued)
HCP, Inc.,
Sr. Unsec’d. Notes
3.875%	08/15/24		750	$731,879
Health Care REIT, Inc.,
Sr. Unsec’d. Notes
4.000%	06/01/25		950	937,615
4.700%	09/15/17		650	691,527
Healthcare Trust of America Holdings LP,
Gtd. Notes
3.375%	07/15/21		1,000	994,940
Kimco Realty Corp.,
Sr. Unsec’d. Notes
3.200%	05/01/21	(a)	710	714,269
Lexington Realty Trust,
Gtd. Notes
4.400%	06/15/24		513	515,228
Liberty Property LP,
Sr. Unsec’d. Notes
3.750%	04/01/25		200	193,612
4.400%	02/15/24		2,440	2,519,966
Mack-Cali Realty LP,
Sr. Unsec’d. Notes
4.500%	04/18/22		1,500	1,482,719
7.750%	08/15/19		1,548	1,781,859
Mid-America Apartments LP,
Sr. Unsec’d. Notes
4.300%	10/15/23		940	974,115
Omega Healthcare Investors, Inc.,
Gtd. Notes
4.950%	04/01/24		481	491,978
Gtd. Notes, 144A
4.500%	01/15/25		490	482,106
4.500%	04/01/27		150	143,885
Piedmont Operating Partnership LP,
Gtd. Notes
4.450%	03/15/24		650	653,106
PPF Funding, Inc.,
Bonds, 144A
5.625%	01/15/17		819	855,241
Select Income REIT,
Sr. Unsec’d. Notes
2.850%	02/01/18		708	717,557
Simon Property Group LP,
Sr. Unsec’d. Notes
2.200%	02/01/19	(a)	1,900	1,919,703
4.750%	03/15/42		393	404,116
Tanger Properties LP,
Sr. Unsec’d. Notes
3.750%	12/01/24		790	780,634
UDR, Inc.,
Gtd. Notes
3.700%	10/01/20		1,000	1,037,297
Ventas Realty LP,
Gtd. Notes
1.250%	04/17/17		713	711,247
3.750%	05/01/24		600	591,266
4.375%	02/01/45		251	223,413

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (continued)
Ventas Realty LP/Ventas Capital Corp.,
Gtd. Notes
3.250%	08/15/22		990	$956,153

				38,614,771

Real Estate Management & Development
Post Apartment Homes LP,
Sr. Unsec’d. Notes
3.375%	12/01/22		1,000	965,781
Regency Centers LP,
Gtd. Notes
3.750%	06/15/24		928	927,548

				1,893,329

Road & Rail
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.150%	04/01/45	(a)	400	368,922
4.450%	03/15/43		419	406,418
4.900%	04/01/44		400	414,128
CSX Corp.,
Sr. Unsec’d. Notes
3.950%	05/01/50		100	87,517
4.100%	03/15/44		447	409,342

				1,686,327

Semiconductors & Semiconductor Equipment
Intel Corp.,
Sr. Unsec’d. Notes
4.250%	12/15/42	(a)	437	410,471

Software — 0.1%
Microsoft Corp.,
Sr. Unsec’d. Notes
4.875%	12/15/43	(a)	385	412,720
Oracle Corp.,
Sr. Unsec’d. Notes
1.200%	10/15/17		1,423	1,423,003
2.500%	05/15/22	(a)	1,200	1,165,210
3.250%	05/15/30		200	183,914
3.400%	07/08/24		1,500	1,503,825
4.375%	05/15/55		250	232,299
5.375%	07/15/40		365	403,694

				5,324,665

Specialty Retail — 0.1%
AutoZone, Inc.,
Sr. Unsec’d. Notes
3.250%	04/15/25	(a)	150	144,843
3.700%	04/15/22		2,066	2,118,292
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
4.400%	03/15/45	(a)	150	149,784
5.875%	12/16/36		336	404,416
Target Corp.,
Sr. Unsec’d. Notes
2.300%	06/26/19		1,500	1,520,451

SEE NOTES TO FINANCIAL STATEMENTS.

A192

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Specialty Retail (continued)
TJX Cos., Inc. (The),
Sr. Unsec’d. Notes
2.750%	06/15/21		721	$729,611

				5,067,397

Technology Hardware, Storage & Peripherals
Apple, Inc.,
Sr. Unsec’d. Notes
2.850%	05/06/21		1,190	1,207,491
3.850%	05/04/43		436	396,838
4.375%	05/13/45	(a)	233	229,609

				1,833,938

Telecommunications
America Movil SAB de CV (Mexico),
Gtd. Notes
6.125%	03/30/40		150	173,689

Tobacco — 0.3%
Altria Group, Inc.,
Gtd. Notes
2.850%	08/09/22	(a)	1,745	1,677,313
BAT International Finance PLC (United Kingdom),
Gtd. Notes, 144A
2.750%	06/15/20	(a)	950	955,389
3.500%	06/15/22		710	716,473
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
1.125%	08/21/17		1,425	1,422,471
Reynolds American, Inc.,
Gtd. Notes
2.300%	06/12/18		678	683,069
3.250%	06/12/20	(a)	561	568,238
3.250%	11/01/22		1,747	1,682,634
4.000%	06/12/22		945	965,285
4.450%	06/12/25	(a)	1,375	1,400,879
4.750%	11/01/42		898	814,649
5.700%	08/15/35		391	405,415
5.850%	08/15/45	(a)	1,183	1,240,843

				12,532,658

Trading Companies & Distributors — 0.1%
Air Lease Corp.,
Sr. Unsec’d. Notes
2.125%	01/15/18		765	757,350
3.875%	04/01/21		2,470	2,494,700
4.750%	03/01/20	(a)	500	531,250

				3,783,300

Wireless Telecommunication Services
Rogers Communications, Inc. (Canada),
Gtd. Notes
4.100%	10/01/23	(a)	914	939,613

TOTAL CORPORATE BONDS (cost $500,382,869)				497,345,243

FOREIGN GOVERNMENT BONDS — 0.2%
Banco Nacional de Desenvolvimento Economico e Social (Brazil),
Sr. Unsec’d. Notes, 144A
4.000%	04/14/19	(a)	1,200	1,212,000

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
5.000%	01/27/45	351	$303,615
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
5.550%	01/21/45	788	838,235
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44	884	839,800
Province of New Brunswick (Canada),
Sr. Unsec’d. Notes
2.750%	06/15/18	4,357	4,541,702
Province of Ontario Canada (Canada),
Sr. Unsec’d. Notes
1.875%	05/21/20	2,390	2,382,438

TOTAL FOREIGN GOVERNMENT BONDS (cost $10,088,818)			10,117,790

MUNICIPAL BONDS — 0.2%
California — 0.1%
Bay Area Toll Authority,
Revenue Bonds
6.263%	04/01/49	500	646,910
State of California,
General Obligation Unlimited
7.500%	04/01/34	1,000	1,385,030
7.550%	04/01/39	1,975	2,855,712
7.600%	11/01/40	1,415	2,096,620

			6,984,272

Illinois — 0.1%
City of Chicago,
General Obligation Unlimited
6.314%	01/01/44	1,305	1,137,399
State of Illinois,
General Obligation Unlimited
5.877%	03/01/19	1,370	1,473,325

			2,610,724

New York
Metropolitan Transportation Authority,
Revenue Bonds
6.668%	11/15/39	1,095	1,413,108
New York City Transitional Finance Authority Future Tax Secured Revenue,
Revenue Bonds
5.508%	08/01/37	200	238,144
New York City Water & Sewer System,
Revenue Bonds, BABs
6.011%	06/15/42	350	441,479
Port Authority of New York & New Jersey,
Revenue Bonds
5.647%	11/01/40	200	230,770

			2,323,501

Ohio
American Municipal Power, Inc.,
Revenue Bonds
8.084%	02/15/50	200	294,130

TOTAL MUNICIPAL BONDS (cost $12,237,494)			12,212,627

SEE NOTES TO FINANCIAL STATEMENTS.

A193

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.3%
Banc of America Funding Corp.,
Series 2015-R3, Class 10A1, 144A
0.325%(c)	06/27/36	(g)	3,277	$3,150,098
BCAP LLC Trust,
Series 2010-RR11, Class 6A1, 144A
2.623%(c)	03/27/36		3,003	2,995,044
Series 2012-RR10, Class 5A5, 144A
0.438%(c)	04/26/36	(g)	712	698,303
Citigroup Mortgage Loan Trust, Inc.,
Series 2012-A, Class A, 144A
2.500%	06/25/51		1,329	1,306,491
Series 2014-8, Class 2A1, 144A
3.450%(c)	06/27/37		3,300	3,331,542
Credit Suisse Mortgage Capital Certificates,
Series 2010-15R, Class 7A3, 144A
1.062%(c)	10/26/37		1,329	1,320,174
Series 2011-17R, Class 2A1, 144A
3.400%(c)	12/27/37		325	327,453
Series 2011-2R, Class 2A1, 144A
2.652%(c)	07/27/36		2,019	2,031,254
Series 2014-3R, Class 2A1, 144A
0.881%(c)	05/27/37		1,598	1,513,422
Series 2015-1R, Class 6A1, 144A
0.461%(c)	05/27/37		2,221	2,058,999
Fannie Mae REMICS,
Series 2005-47, Class SW, IO
6.533%(c)	06/25/35		3,977	793,097
Series 2006-116, Class SG, IO
6.453%(c)	12/25/36		3,391	710,133
Series 2007-40, Class SE, IO
6.253%(c)	05/25/37		2,097	310,834
Series 2012-67, Class AI, IO
4.500%	07/25/27		1,610	220,146
Series 2015-28, Class JE
3.000%	05/25/45		2,199	2,283,165
Series 2015-28, Class P
2.500%	05/25/45		2,813	2,838,123
Series 4471, Class PA
4.000%	12/15/40		2,727	2,924,869
Freddie Mac REMICS,
Series 2935, Class ZK
5.500%	02/15/35		743	822,083
Series 3115, Class SM, IO
6.413%(c)	02/15/36		2,915	436,102
Series 3955, Class YI, IO
3.000%	11/15/21		689	44,245
Government National Mortgage Assoc.,
Series 2011-H05, Class FB
0.678%(c)	12/20/60		1,562	1,567,900
Series 2013-124, Class ES
8.426%(c)	04/20/39		608	698,857
Series 2013-124, Class ST
8.551%(c)	08/20/39		1,143	1,321,831
Series 2013-160, Class MS, IO
6.012%(c)	09/20/32		988	187,632
Series 2014-H03, Class FA
0.782%(c)	01/20/64		7,793	7,856,522
Series 2015-H13, Class FL

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
0.461%(c)	05/20/63	4,233	$4,233,000
Series 2015-H13, Class HA
2.500%	08/20/64	5,299	5,419,883
Granite Mortgages 03-2 PLC (United Kingdom),
Series 2003-2, Class 1B
1.255%(c)	07/20/43	5,550	5,567,416
Morgan Stanley Re-REMIC Trust,
Series 2010-R6, Class 1A, 144A
2.617%(c)	02/26/37	3,125	3,163,716
RBSSP Resecuritization Trust,
Series 2010-2, Class 11A1, 144A
2.816%(c)	07/26/45	2,534	2,556,076
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-S8, Class 2A2
5.250%	01/25/18	1,441	1,460,307
Wells Fargo Mortgage-Backed Securities Trust,
Series 2005-AR10, Class 2A15
2.629%(c)	06/25/35	2,507	2,547,812

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $66,494,864)			66,696,529

U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.3%
Federal Home Loan Bank
0.875%	05/24/17	825	827,637
Federal Home Loan Mortgage Corp.
0.500%	05/13/16	2,361	2,364,213
0.875%	02/22/17	1,901	1,909,651
1.250%	10/02/19	1,504	1,483,920
2.400%(c)	10/01/42	1,332	1,389,137
3.000%	10/01/43	9,807	9,774,019
3.000%	TBA	3,000	2,982,070
3.290%(c)	07/01/41	1,490	1,563,299
3.425%(c)	12/01/40	1,247	1,336,755
3.500%	08/01/42-06/01/45	19,103	19,692,880
4.000%	10/01/43-11/01/43	11,640	12,394,718
4.500%	03/01/41-04/01/41	434	470,258
6.250%	07/15/32	530	736,503
Federal National Mortgage Assoc.
0.500%	03/30/16	1,725	1,727,393
1.125%	04/27/17	1,501	1,512,399
1.500%	06/22/20	14,346	14,175,871
1.750%	11/26/19	5,447	5,475,602
1.875%	09/18/18	1,231	1,257,574
2.500%	12/01/27-08/01/43	17,728	17,832,061
2.500%	TBA	400	404,846
2.691%(c)	02/01/42	618	648,406
2.765%(c)	01/01/42	1,103	1,153,693
3.000%	02/01/29-08/01/43	12,735	12,846,884
3.000%	TBA	400	414,403
3.000%	TBA	34,350	34,221,857
3.460%(c)	12/01/40	1,438	1,532,128
3.500%	10/01/18-08/01/43	27,429	28,419,546
3.500%	TBA	35,100	36,172,197
4.000%	09/01/40-05/01/45	32,587	34,722,808
4.000%	TBA	1,900	2,013,013

SEE NOTES TO FINANCIAL STATEMENTS.

A194

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.500%	07/01/25-10/01/44		31,653	$34,321,464
4.500%	TBA		4,500	4,864,923
5.000%	09/01/23-03/01/44		9,441	10,488,780
5.000%	TBA		1,600	1,767,500
5.500%	11/01/29-03/01/41		20,733	23,386,918
6.500%	10/01/37		2,031	2,334,381
7.250%	05/15/30		787	1,173,611
Government National Mortgage Assoc.
3.000%	06/20/42-07/20/44		2,843	2,887,174
3.000%	TBA		14,200	14,334,234
3.500%	07/20/42-05/20/45		14,028	14,616,515
3.500%	TBA		16,400	17,020,768
4.000%	09/20/40-06/20/45		19,431	20,719,455
4.000%	TBA		1,300	1,377,670
4.500%	08/15/39-08/20/41		9,540	10,404,009
4.500%	06/15/40	(h)	1,826	1,984,160
5.000%	11/15/33-06/15/40		824	913,511
6.000%	05/15/40		1,405	1,605,540

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $413,239,546)				415,656,354

U.S. TREASURY OBLIGATIONS — 8.8%
U.S. Treasury Bonds
3.000%	05/15/45		23,934	23,455,320
3.375%	05/15/44		687	721,619
3.625%	02/15/44		14,493	15,934,152
3.750%	11/15/43		9,430	10,607,279
4.375%	02/15/38		3,431	4,219,060
4.500%	02/15/36		8,385	10,542,829
6.125%	11/15/27		2,056	2,851,575
U.S. Treasury Notes
0.250%	04/15/16		20,975	20,968,456
0.625%	08/15/16-08/31/17		47,449	47,398,594
0.750%	06/30/17-02/28/18		20,729	20,715,285
0.875%	09/15/16-05/15/17		47,200	47,446,942
1.125%	06/15/18		26,452	26,551,195
1.375%	06/30/18-07/31/18		11,167	11,282,231
1.500%	08/31/18-12/31/18		13,000	13,139,093
1.625%	04/30/19-06/30/20		23,036	23,175,645
1.750%	02/28/22		24,290	23,866,820
2.000%	11/30/20		9,272	9,387,900
2.125%	01/31/21-05/15/25		37,975	37,976,238
2.250%	03/31/21-04/30/21		36,546	37,332,103
2.375%	12/31/20-08/15/24		33,663	34,038,238
2.500%	08/15/23		4,196	4,286,474
2.750%	11/15/23-02/15/24		14,801	15,383,324

TOTAL U.S. TREASURY OBLIGATIONS (cost $439,794,443)				441,280,372

TOTAL LONG-TERM INVESTMENTS (cost $4,660,958,628)				4,860,285,646

	Shares	Value (Note 2)
SHORT-TERM INVESTMENTS— 9.2%
AFFILIATED MONEY MARKET MUTUAL FUND — 9.1%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $454,045,816; includes $175,529,121 of cash collateral for securities on loan)(b)(w)(Note 4)	454,045,816	$454,045,816

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(k)(n) — 0.1%
U.S. Treasury Bills
0.013%	08/13/15	120	119,998
0.018%	07/16/15	2,780	2,779,986
0.020%	08/13/15	3,180	3,179,954

TOTAL U.S. TREASURY OBLIGATIONS (cost $6,079,901)			6,079,938

TOTAL SHORT-TERM INVESTMENTS (cost $460,125,717)			460,125,754

TOTAL INVESTMENTS, BEFORE SECURITY SOLD SHORT — 105.8% (cost $5,121,084,345)			5,320,411,400

SECURITY SOLD SHORT — (0.1)%
U.S. GOVERNMENT AGENCY OBLIGATION
Federal Home Loan Mortgage Corp.
3.500%	TBA
(proceeds received $5,146,406)		(5,000)	(5,143,750)

TOTAL INVESTMENTS, AFTER SECURITY SOLD SHORT — 105.7% (cost $5,115,937,939)			5,315,267,650
Liabilities in excess of other assets(x) — (5.7)%			(284,835,174)

NET ASSETS — 100.0%			$5,030,432,476

SEE NOTES TO FINANCIAL STATEMENTS.

A195

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $170,192,499; cash collateral of $175,529,121 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2015.

(g)	Indicates a security that has been deemed illiquid.

(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects yield to maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts opens at June 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2015	Unrealized Depreciation(1)
Long Positions:
1,871	Mini MSCI EAFE Index	Sep. 2015	$177,209,239	$171,570,700	$(5,638,539)
117	S&P 500 E-Mini	Sep. 2015	12,279,607	12,018,240	(261,367)

					$(5,899,906)

(1)	Cash of $936,542 and U.S. Treasury Securities with a combined market value of $6,079,938 have been segregated with Goldman Sachs & Co. to cover requirements for open contracts as of June 30, 2015.

Interest rate swap agreements outstanding at June 30, 2015:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2015	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
19,800	09/16/17	1.500%	3 Month LIBOR(2)	$(127,971)	$(178,093)	$(50,122)
1,400	09/16/18	1.750%	3 Month LIBOR(2)	(8,584)	(15,209)	(6,625)
9,100	09/16/20	2.250%	3 Month LIBOR(2)	(92,091)	(163,457)	(71,366)
2,400	09/16/25	2.750%	3 Month LIBOR(1)	33,874	49,481	15,607
1,500	09/16/45	3.000%	3 Month LIBOR(2)	(1,204)	(15,195)	(13,991)

				$(195,976)	$(322,473)	$(126,497)

U.S. Government Agency Security with a market value of $799,146 has been segregated with Morgan Stanley to cover requirements for open contracts as of June 30, 2015.

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

SEE NOTES TO FINANCIAL STATEMENTS.

A196

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments.

These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,794,318,269	$1,329,839,456	$299,242
Exchange Traded Funds	17,560,170	—	—
Preferred Stocks	649,293	13,332,006	—
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	—	49,031,142	—
Residential Mortgage-Backed Securities	—	3,857,627	—
Bank Loans	—	98,991,987	—
Commercial Mortgage-Backed Securities	—	109,097,539	—
Corporate Bonds	—	497,345,243	—
Foreign Government Bonds	—	10,117,790	—
Municipal Bonds	—	12,212,627	—
Residential Mortgage-Backed Securities	—	57,043,646	9,652,883
U.S. Government Agency Obligations	—	415,656,354	—
U.S. Treasury Obligations	—	447,360,310	—
Affiliated Money Market Mutual Fund	454,045,816	—	—
Short Sales – U. S. Government Agency Obligation	—	(5,143,750)	—
Other Financial Instruments*
Futures	(5,899,906)	—	—
Exchange-traded Interest Rate Swaps	—	(126,497)	—

Total	$2,260,673,642	$3,038,615,480	$9,952,125

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2015 were as follows:

Affiliated Money Market Mutual Fund (3.5% represents investments purchased with collateral from securities on loans)	9.1%
U.S. Treasury Obligations	8.9
U.S. Government Agency Obligations	8.3
Banks	7.4
Pharmaceuticals	4.5
Oil, Gas & Consumable Fuels	3.4
Insurance	3.0
Health Care Providers & Services	2.9
Real Estate Investment Trusts (REITs)	2.8
Food Products	2.3
Diversified Telecommunication Services	2.2
Specialty Retail	2.2
Commercial Mortgage-Backed Securities	2.2
Media	2.1
Electric Utilities	2.1
Food & Staples Retailing	1.9
Chemicals	1.9
Capital Markets	1.8
IT Services	1.6
Beverages	1.6
Technology Hardware, Storage & Peripherals	1.5

Diversified Financial Services	1.4%
Residential Mortgage-Backed Securities	1.4
Software	1.3
Health Care Equipment & Supplies	1.3
Aerospace & Defense	1.3
Internet Software & Services	1.2
Machinery	1.2
Hotels, Restaurants & Leisure	1.2
Biotechnology	1.1
Wireless Telecommunication Services	1.1
Real Estate Management & Development	1.1
Automobiles	1.0
Energy Equipment & Services	1.0
Tobacco	1.0
Multi-Utilities	1.0
Non-Residential Mortgage-Backed Securities	0.9
Textiles, Apparel & Luxury Goods	0.9
Personal Products	0.8
Electronic Equipment, Instruments & Components	0.8
Metals & Mining	0.8
Consumer Finance	0.7
Auto Components	0.7
Professional Services	0.6
Commercial Services & Supplies	0.6
Trading Companies & Distributors	0.6
Household Durables	0.6
Household Products	0.6

SEE NOTES TO FINANCIAL STATEMENTS.

A197

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Road & Rail	0.5%
Semiconductors & Semiconductor Equipment	0.5
Electrical Equipment	0.4
Industrial Conglomerates	0.4
Exchange Traded Funds	0.3
Containers & Packaging	0.3
Air Freight & Logistics	0.3
Multiline Retail	0.3
Building Products	0.3
Communications Equipment	0.3
Municipal Bonds	0.2
Thrifts & Mortgage Finance	0.2
Life Sciences Tools & Services	0.2
Foreign Government Bonds	0.2
Paper & Forest Products	0.2
Diversified Consumer Services	0.2

Construction Materials	0.2%
Airlines	0.2
Construction & Engineering	0.1
Leisure Products	0.1
Independent Power & Renewable Electricity Producers	0.1
Water Utilities	0.1
Internet & Catalog Retail	0.1
Distributors	0.1
Health Care Technology	0.1
U.S. Government Agency Obligations	(0.1)

105.7
Liabilities in excess of other assets	(5.7)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are interest rate risk and equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2015 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from/to broker — variation margin swaps	$15,607	*	Due from/to broker — variation margin swaps	$142,104	*
Equity contracts	—	—		Due from/to broker — variation margin futures	5,899,906	*

Total		$15,607			$6,042,010

*	Includes cumulative appreciation/depreciation reported in the schedule of open futures contracts and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A198

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Futures	Swaps	Total
Interest rate contracts	$—	$—	$(27,916)	$(27,916)
Equity contracts	24,944	19,575,393	—	19,600,337

Total	$24,944	$19,575,393	$(27,916)	$19,572,421

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps	Total
Interest rate contracts	$—	$(101,003)	$(101,003)
Equity contracts	(11,074,926)	—	(11,074,926)

Total	$(11,074,926)	$(101,003)	$(11,175,929)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

For the six months ended June 30, 2015, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)	Interest Rate Swap Agreements(2)
$256,576,568	$29,867

(1)	Value at Trade Date.

(2)	Notional Amount in USD (000).

SEE NOTES TO FINANCIAL STATEMENTS.

A199

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2015

ASSETS:
Investments at value, including securities on loan of $170,192,499:
Unaffiliated investments (cost $4,667,038,529)	$4,866,365,584
Affiliated investments (cost $454,045,816)	454,045,816
Foreign currency, at value (cost $515,120)	510,778
Deposit with broker	936,542
Receivable for investments sold	117,753,603
Dividends and interest receivable	13,485,779
Tax reclaim receivable	4,910,509
Receivable for fund share sold	101,244
Due from broker-variation margin swaps	8,018
Prepaid expenses	5,898

Total Assets	5,458,123,771

LIABILITIES:
Payable for investments purchased	244,221,675
Payable to broker for collateral for securities on loan	175,529,121
Securities sold short, at value (proceeds received $5,146,406)	5,143,750
Advisory fees payable	1,138,628
Payable for fund share repurchased	541,385
Due to broker-variation margin futures	454,290
Accrued expenses and other liabilities	387,299
Interest payable on securities sold short	116,511
Payable to custodian	88,266
Distribution fee payable	69,623
Foreign withholding taxes payable	397
Affiliated transfer agent fee payable	350

Total Liabilities	427,691,295

NET ASSETS.	$5,030,432,476

Net assets were comprised of:
Paid-in capital	$3,935,284,675
Retained earnings	1,095,147,801

Net assets, June 30, 2015	$5,030,432,476

Net asset value and redemption price per share, $5,030,432,476 / 400,125,129 outstanding shares of beneficial interest	$12.57

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2015

INCOME
Unaffiliated dividend income (net of $2,321,245 foreign withholding tax)	$36,260,798
Interest income	20,365,283
Affiliated income from securities lending, net	468,795
Affiliated dividend income	300,215

57,395,091

EXPENSES
Advisory fees	20,298,769
Distribution fee	2,507,593
Custodian and accounting fees	602,000
Insurance expenses	34,000
Trustees’ fees	27,000
Audit fee	22,000
Legal fees and expenses	9,000
Shareholders’ reports	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Loan interest expense	290
Miscellaneous	38,552

Total expenses	23,547,204
Less: advisory fee waivers and/or expense reimbursement.	(3,510,630)

Net expenses	20,036,574

NET INVESTMENT INCOME	37,358,517

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	67,708,927
Futures transactions	19,575,393
Swap agreements transactions	(27,916)
Foreign currency transactions	(179,311)

87,077,093

Net change in unrealized appreciation (depreciation) on:
Investments	73,923,573
Futures	(11,074,926)
Swap agreements.	(101,003)
Foreign currencies	(158,339)

62,589,305

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	149,666,398

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$187,024,915

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	Six Months Ended June 30, 2015	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$37,358,517	$71,935,897
Net realized gain on investment and foreign currency transactions	87,077,093	462,139,572
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	62,589,305	(380,921,097)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	187,024,915	153,154,372

FUND SHARE TRANSACTIONS:
Fund share sold [3,673,908 and 7,625,754 shares, respectively]	46,464,188	89,887,446
Fund share repurchased [10,576,467 and 29,146,044 shares, respectively].	(132,287,409)	(343,785,876)

NET DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(85,823,221)	(253,898,430)

TOTAL INCREASE (DECREASE) IN NET ASSETS	101,201,694	(100,744,058)
NET ASSETS:
Beginning of period	4,929,230,782	5,029,974,840

End of period	$5,030,432,476	$4,929,230,782

SEE NOTES TO FINANCIAL STATEMENTS.

A200

AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO

	Shares	Value (Note 2)
LONG-TERM INVESTMENTS — 100.0%
AFFILIATED MUTUAL FUNDS
AST Franklin Templeton Founding Funds Allocation Portfolio*	52,208,875	$734,578,874
AST Templeton Global Bond Portfolio*	23,158,122	248,255,065

TOTAL LONG-TERM INVESTMENTS (cost $945,593,940)(w)		982,833,939

	Shares	Value (Note 2)
SHORT-TERM INVESTMENT
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund (cost $57,783)(w)(Note 4)	57,783	$57,783

TOTAL INVESTMENTS — 100.0% (cost $945,651,723)		982,891,722
LIABILITIES IN EXCESS OF OTHER ASSETS — 0.0%		(48,573)

NET ASSETS — 100.0%		$982,843,149

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$982,891,722	$—	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2015 were as follows:

Investment Type

Affiliated Mutual Funds	100.0%
Liabilities in excess of other assets	— *

100.0%

*	Less than 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A201

AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2015

ASSETS:
Investments at value:
Affiliated investments (cost $945,651,723)	$982,891,722
Receivable for fund share sold	993,340
Dividends receivable	10
Prepaid expenses	69

Total Assets	983,885,141

LIABILITIES:
Payable for investments purchased	949,627
Accrued expenses and other liabilities	46,812
Payable for fund share repurchased	42,475
Advisory fees payable	2,728
Affiliated transfer agent fee payable	350

Total Liabilities	1,041,992

NET ASSETS	$982,843,149

Net assets were comprised of:
Paid-in capital	$942,501,261
Retained earnings	40,341,888

Net assets, June 30, 2015	$982,843,149

Net asset value and redemption price per share, $982,843,149 / 87,310,467 outstanding shares of beneficial interest	$11.26

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2015

INCOME
Affiliated dividend income	$457

457

EXPENSES
Advisory fees	96,757
Custodian and accounting fees	35,000
Audit fee	13,000
Trustees’ fees	9,000
Legal fees and expenses	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Shareholders’ reports	2,000
Miscellaneous	8,035

Total expenses	172,792

NET INVESTMENT LOSS	(172,335)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investment transactions (including affiliated $2,939,993)	2,939,993
Net change in unrealized appreciation (depreciation) on investments (including affiliated $(321,639))	(321,639)

NET GAIN ON INVESTMENTS	2,618,354

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,446,019

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2015	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment loss	$(172,335)	$(300,231)
Net realized gain on investment transactions	2,939,993	945,176
Net change in unrealized appreciation (depreciation) on investments	(321,639)	9,836,553

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	2,446,019	10,481,498

FUND SHARE TRANSACTIONS:
Fund share sold [6,917,298 and 42,894,565 shares, respectively]	78,899,920	483,019,211
Fund share repurchased [4,348,723 and 3,359,452 shares, respectively]	(49,204,855)	(37,432,439)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	29,695,065	445,586,772

TOTAL INCREASE IN NET ASSETS	32,141,084	456,068,270
NET ASSETS:
Beginning of period	950,702,065	494,633,795

End of period	$982,843,149	$950,702,065

SEE NOTES TO FINANCIAL STATEMENTS.

A202

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

LONG-TERM INVESTMENTS — 87.3%		Value (Note 2)
AFFILIATED MUTUAL FUNDS — 14.8%	Shares
AST Western Asset Core Plus Bond Portfolio*	532,292	$6,057,483
AST Western Asset Emerging Markets Debt Portfolio*	123,710	1,201,229

TOTAL AFFILIATED MUTUAL FUNDS (cost $7,312,000)(w)		7,258,712

COMMON STOCKS — 72.2%
Aerospace & Defense — 0.9%
Cubic Corp.	961	45,724
Engility Holdings, Inc.	56	1,409
General Dynamics Corp.	498	70,562
Huntington Ingalls Industries, Inc.	23	2,590
L-3 Communications Holdings, Inc.	614	69,615
Lockheed Martin Corp.	507	94,251
Northrop Grumman Corp.	659	104,537
Raytheon Co.	463	44,300
Teledyne Technologies, Inc.*	17	1,794
Triumph Group, Inc.	13	858

		435,640

Air Freight & Logistics — 0.2%
C.H. Robinson Worldwide, Inc.	1,366	85,225

Airlines
Alaska Air Group, Inc.	197	12,693
Southwest Airlines Co.	179	5,923

		18,616

Auto Components — 0.3%
Cheng Shin Rubber Industry Co. Ltd. (Taiwan)	10,000	22,140
Cooper Tire & Rubber Co.	1,358	45,941
Hyundai Mobis Co. Ltd. (South Korea)	104	19,744
Lear Corp.	118	13,247
Metaldyne Performance Group, Inc.	2,375	43,106

		144,178

Automobiles — 0.3%
Astra International Tbk PT (Indonesia)	35,700	18,897
Ford Motor Co.	5,956	89,400
Kia Motors Corp. (South Korea)	502	20,366

		128,663

Banks — 3.5%
Banco do Brasil SA (Brazil)	1,700	13,205
Banco Santander SA (Spain)	10,852	76,333
Bank Central Asia Tbk PT (Indonesia)	17,000	17,168
Bank Negara Indonesia Persero Tbk PT (Indonesia)	40,800	16,176
Bank of China Ltd. (China) (Class H Stock)	145,000	94,102
Bank Pekao SA (Poland)	338	16,174
Barclays Africa Group Ltd. (South Africa)	1,317	19,799
Bendigo & Adelaide Bank Ltd. (Australia)	7,878	74,492
BOC Hong Kong Holdings Ltd. (Hong Kong)	29,000	120,699
Cardinal Financial Corp.	1,364	29,722
Central Pacific Financial Corp.	1,214	28,833
China Construction Bank Corp. (China) (Class H Stock)	152,000	138,648
China Minsheng Banking Corp. Ltd. (China) (Class H Stock)	74,413	97,372

COMMON STOCKS (continued)	Shares	Value (Note 2)
Banks (continued)
CIMB Group Holdings Bhd (Malaysia)	12,800	$18,545
CIT Group, Inc.	374	17,387
Commonwealth Bank of Australia (Australia)	1,065	69,840
First Financial Holding Co. Ltd. (Taiwan)	36,000	22,052
Gunma Bank Ltd. (The) (Japan)	13,000	95,919
Heritage Financial Corp.	2,469	44,121
HSBC Holdings PLC (United Kingdom)	8,476	75,897
Malayan Banking Bhd (Malaysia)	8,000	19,371
Mega Financial Holding Co. Ltd. (Taiwan)	27,000	24,320
National Bank of Canada (Canada)	2,900	108,942
OFG Bancorp	1,690	18,032
Oversea-Chinese Banking Corp. Ltd. (Singapore)	15,800	119,321
Pacific Continental Corp.	3,424	46,327
People’s United Financial, Inc.	5,849	94,812
Public Bank Bhd (Malaysia)	3,800	18,854
Southside Bancshares, Inc.	922	26,950
State Bank Financial Corp.	1,391	30,185
Toronto-Dominion Bank (The) (Canada)	2,600	110,412
Union Bankshares Corp.	1,182	27,470

		1,731,480

Beverages — 0.8%
AMBEV SA (Brazil)	2,300	14,100
Coca-Cola Amatil Ltd. (Australia)	11,281	79,576
Coca-Cola Co. (The)	2,172	85,208
Coca-Cola Enterprises, Inc.	547	23,762
Dr. Pepper Snapple Group, Inc.	1,302	94,916
PepsiCo, Inc.	1,022	95,393

		392,955

Biotechnology — 1.1%
Aduro Biotech, Inc.*	41	1,244
Agios Pharmaceuticals, Inc.*	56	6,224
Alkermes PLC*	244	15,699
Amgen, Inc.	1,104	169,486
Biogen, Inc.*	470	189,852
ImmunoGen, Inc.*	950	13,661
Isis Pharmaceuticals, Inc.*	594	34,185
PDL BioPharma, Inc.	3,583	23,039
ProQR Therapeutics NV (Netherlands)*	306	5,101
Spark Therapeutics, Inc.*	100	6,027
Vertex Pharmaceuticals, Inc.*	634	78,286

		542,804

Capital Markets — 0.5%
Ameriprise Financial, Inc.	581	72,584
Arlington Asset Investment Corp. (Class A Stock)	1,034	20,225
Bank of New York Mellon Corp. (The)	1,093	45,873
Cohen & Steers, Inc.	368	12,541
Coronation Fund Managers Ltd. (South Africa)	2,306	15,611
State Street Corp.	1,266	97,482

		264,316

Chemicals — 0.8%
CF Industries Holdings, Inc.	702	45,125
Dow Chemical Co. (The)	551	28,195
E.I. du Pont de Nemours & Co.	201	12,854

SEE NOTES TO FINANCIAL STATEMENTS.

A203

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Chemicals (continued)
Givaudan SA (Switzerland)*	57	$98,684
Innophos Holdings, Inc.	769	40,480
LyondellBasell Industries NV (Class A Stock)	998	103,313
Mosaic Co. (The)	234	10,963
Petronas Chemicals Group Bhd (Malaysia)	13,100	21,913
Stepan Co.	794	42,963

		404,490

Commercial Services & Supplies — 1.2%
ABM Industries, Inc.	1,434	47,136
ADT Corp. (The)	1,799	60,393
Covanta Holding Corp.	3,834	81,242
Matthews International Corp. (Class A Stock)	591	31,406
Republic Services, Inc.	2,484	97,298
Tyco International PLC	2,285	87,927
Waste Connections, Inc.	2,130	100,366
Waste Management, Inc.	1,893	87,741

		593,509

Communications Equipment — 0.9%
Alliance Fiber Optic Products, Inc.	1,565	29,031
ARRIS Group, Inc.*	409	12,515
Cisco Systems, Inc.	3,636	99,845
Comtech Telecommunications Corp.	934	27,133
Juniper Networks, Inc.	3,787	98,348
Motorola Solutions, Inc.	1,432	82,111
VTech Holdings Ltd. (Hong Kong)	7,300	96,816

		445,799

Construction & Engineering — 0.1%
Fluor Corp.	1,009	53,487

Construction Materials — 0.2%
Asia Cement Corp. (Taiwan)	19,000	22,469
Indocement Tunggal Prakarsa Tbk PT (Indonesia)	11,600	18,131
Semen Indonesia Persero Tbk PT (Indonesia)	19,200	17,247
Taiwan Cement Corp. (Taiwan)	16,000	20,200

		78,047

Consumer Finance — 0.2%
Credit Acceptance Corp.*	26	6,401
Discover Financial Services	1,075	61,942
Navient Corp.	1,246	22,690
Nelnet, Inc. (Class A Stock)	561	24,297

		115,330

Containers & Packaging — 0.1%
Bemis Co., Inc.	126	5,671
Graphic Packaging Holding Co.	2,576	35,884
MeadWestvaco Corp.	185	8,730
Silgan Holdings, Inc.	16	844

		51,129

Distributors — 0.1%
Core-Mark Holding Co., Inc.	424	25,122

Diversified Consumer Services — 0.2%
Ascent Capital Group, Inc. (Class A Stock)*	70	2,992
Benesse Holdings, Inc. (Japan)	3,000	75,208

COMMON STOCKS (continued)	Shares	Value (Note 2)
Diversified Consumer Services (continued)
Capella Education Co.	598	$32,095
Graham Holdings Co. (Class B Stock)	9	9,675

		119,970

Diversified Financial Services — 0.1%
Gain Capital Holdings, Inc.	4,659	44,540
Voya Financial, Inc.	169	7,853

		52,393

Diversified Telecommunication Services — 3.0%
AT&T, Inc.	2,768	98,319
BCE, Inc. (Canada)	2,600	110,453
Bezeq Israeli Telecommunication Corp. Ltd. (Israel)	58,890	100,288
CenturyLink, Inc.	2,652	77,916
Chunghwa Telecom Co. Ltd. (Taiwan)	7,000	22,339
Elisa OYJ (Finland)	2,772	87,826
HKT Trust & HKT Ltd. (Hong Kong)	90,000	105,889
KT Corp. (South Korea)*	770	19,621
Nippon Telegraph & Telephone Corp. (Japan)	3,200	115,890
Orange SA (France)	4,616	71,337
PCCW Ltd. (Hong Kong)	185,000	110,345
Proximus SA (Belgium)	2,175	76,967
Singapore Telecommunications Ltd. (Singapore)	32,300	100,799
Swisscom AG (Switzerland)	161	90,232
TDC A/S (Denmark)	9,833	72,079
Telefonica Deutschland Holding AG (Germany)	13,067	75,276
Telekom Malaysia Bhd (Malaysia)	9,700	16,782
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	88,800	19,464
Verizon Communications, Inc.	2,107	98,207

		1,470,029

Electric Utilities — 3.0%
American Electric Power Co., Inc.	1,602	84,858
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	13,000	100,911
Chugoku Electric Power Co., Inc. (The) (Japan)	5,500	80,231
Cleco Corp.	899	48,411
CLP Holdings Ltd. (Hong Kong)	13,500	114,737
Duke Energy Corp.	1,161	81,990
El Paso Electric Co.	706	24,470
Entergy Corp.	1,148	80,934
Eversource Energy	1,824	82,828
Hokuriku Electric Power Co. (Japan)	5,400	80,437
IDACORP, Inc.	419	23,523
Korea Electric Power Corp. (South Korea)	516	21,092
NextEra Energy, Inc.	904	88,619
PGE SA (Poland)	3,125	15,325
PNM Resources, Inc.	922	22,681
Power Assets Holdings Ltd. (Hong Kong)	10,500	95,733
Southern Co. (The)	1,956	81,956
Spark Infrastructure Group (Australia)	52,194	78,598
SSE PLC (United Kingdom)	4,215	101,726
Tenaga Nasional Bhd (Malaysia)	5,200	17,419
Terna Rete Elettrica Nazionale SpA (Italy)	16,169	71,495

SEE NOTES TO FINANCIAL STATEMENTS.

A204

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Electric Utilities (continued)
Xcel Energy, Inc.	1,795	$57,763

		1,455,737

Electronic Equipment, Instruments & Components — 0.6%
AAC Technologies Holdings, Inc. (China)	3,500	19,738
Arrow Electronics, Inc.*	133	7,421
Corning, Inc.	3,032	59,821
Dolby Laboratories, Inc. (Class A Stock)	224	8,888
Fitbit, Inc. (Class A Stock)*	53	2,026
FLIR Systems, Inc.	101	3,113
Hon Hai Precision Industry Co. Ltd. (Taiwan)	7,000	21,997
Methode Electronics, Inc.	607	16,662
Nippon Electric Glass Co. Ltd. (Japan)	19,000	96,083
Synnex Technology International Corp. (Taiwan)	16,000	23,721
TE Connectivity Ltd. (Switzerland)	902	57,999

		317,469

Energy Equipment & Services — 0.8%
Cameron International Corp.*	316	16,549
China Oilfield Services Ltd. (China) (Class H Stock)	12,000	19,083
Core Laboratories NV	872	99,443
Frank’s International NV	4,976	93,747
National Oilwell Varco, Inc.	1,123	54,218
Oceaneering International, Inc.	92	4,286
Superior Energy Services, Inc.	140	2,946
Weatherford International PLC*	6,770	83,068

		373,340

Food & Staples Retailing — 3.5%
Aeon Co. Ltd. (Japan)	7,100	100,750
Andersons, Inc. (The)	629	24,531
Casey’s General Stores, Inc.	484	46,338
Colruyt SA (Belgium)	1,619	72,625
Costco Wholesale Corp.	674	91,030
CVS Health Corp.	1,697	177,981
Delhaize Group (Belgium)	1,231	100,126
Empire Co. Ltd. (Canada) (Class A Stock)	1,592	112,128
FamilyMart Co. Ltd. (Japan)	2,400	110,364
GS Retail Co. Ltd. (South Korea)	700	29,286
J Sainsbury PLC (United Kingdom)	17,389	72,385
Koninklijke Ahold NV (Netherlands)	5,703	107,061
Kroger Co. (The)	655	47,494
Lawson, Inc. (Japan)	1,400	95,804
Metro, Inc. (Canada)	4,000	107,350
SpartanNash Co.	1,357	44,157
Sun Art Retail Group Ltd. (China)	22,500	20,260
Sysco Corp.	1,585	57,219
Wal-Mart de Mexico SAB de CV (Mexico)	10,600	25,891
Wal-Mart Stores, Inc.	1,173	83,201
Whole Foods Market, Inc.	1,163	45,869
WM Morrison Supermarkets PLC (United Kingdom)	34,088	96,768
Woolworths Ltd. (Australia)	3,445	71,585

		1,740,203

Food Products — 3.1%
Archer-Daniels-Midland Co.	2,902	139,934
B&G Foods, Inc.	906	25,848

COMMON STOCKS (continued)	Shares	Value (Note 2)
Food Products (continued)
Bunge Ltd.	1,030	$90,434
Calavo Growers, Inc.	733	38,065
Cal-Maine Foods, Inc.	894	46,667
ConAgra Foods, Inc.	2,428	106,152
Dean Foods Co.	2,589	41,864
Fresh Del Monte Produce, Inc.	1,191	46,044
General Mills, Inc.	1,813	101,020
Hershey Co. (The)	778	69,110
Indofood Sukses Makmur Tbk PT (Indonesia)	36,400	17,912
Ingredion, Inc.	127	10,136
IOI Corp. Bhd (Malaysia)	15,700	16,894
J&J Snack Foods Corp.	254	28,110
Kellogg Co.	1,183	74,174
Lancaster Colony Corp.	284	25,801
McCormick & Co., Inc.	1,057	85,564
Nestle SA (Switzerland)	1,542	111,256
Pilgrim’s Pride Corp.	68	1,562
Pinnacle Foods, Inc.	2,265	103,148
Sanderson Farms, Inc.	612	45,998
Suedzucker AG (Germany)	5,874	97,837
Tingyi Cayman Islands Holding Corp. (China)	10,000	20,402
Uni-President Enterprises Corp. (Taiwan)	14,000	24,826
Want Want China Holdings Ltd. (China)	30,000	31,675
Yamazaki Baking Co. Ltd. (Japan)	6,700	111,562

		1,511,995

Gas Utilities — 0.8%
China Resources Gas Group Ltd. (Hong Kong)	8,000	23,690
Laclede Group, Inc. (The)	487	25,353
New Jersey Resources Corp.	1,342	36,972
Northwest Natural Gas Co.	562	23,705
Osaka Gas Co. Ltd. (Japan)	28,000	110,510
Perusahaan Gas Negara Persero Tbk PT (Indonesia)	50,800	16,409
Petronas Gas Bhd (Malaysia)	3,200	18,031
Tokyo Gas Co. Ltd. (Japan)	17,000	90,248
WGL Holdings, Inc.	497	26,982

		371,900

Health Care Equipment & Supplies — 0.5%
Abaxis, Inc.	413	21,261
Baxter International, Inc.	1,302	91,049
Becton, Dickinson and Co.	708	100,288
Medtronic PLC	694	51,425
Wright Medical Group, Inc.*	49	1,287

		265,310

Health Care Providers & Services — 2.7%
AmerisourceBergen Corp.	931	99,003
Anthem, Inc.	1,482	243,255
Cardinal Health, Inc.	1,141	95,445
Chemed Corp.	374	49,031
CIGNA Corp.	477	77,274
HealthSouth Corp.	646	29,755
Life Healthcare Group Holdings Ltd. (South Africa)	5,735	17,676
Miraca Holdings, Inc. (Japan)	2,100	104,925

SEE NOTES TO FINANCIAL STATEMENTS.

A205

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Health Care Providers & Services (continued)
Patterson Cos., Inc.	1,477	$71,856
Quest Diagnostics, Inc.	1,398	101,383
Select Medical Holdings Corp.	2,730	44,226
Sinopharm Group Co. Ltd. (China) (Class H Stock)	5,200	23,092
UnitedHealth Group, Inc.	3,150	384,300

		1,341,221

Health Care Technology — 0.1%
Computer Programs & Systems, Inc.	496	26,496

Hotels, Restaurants & Leisure — 1.8%
Bob Evans Farms, Inc.	956	48,804
Brinker International, Inc.	1,194	68,834
Cheesecake Factory, Inc. (The)	816	44,501
Churchill Downs, Inc.	367	45,893
ClubCorp Holdings, Inc.	1,752	41,838
Cracker Barrel Old Country Store, Inc.	309	46,090
DineEquity, Inc.	468	46,374
Genting Bhd (Malaysia)	8,300	17,727
Genting Malaysia Bhd (Malaysia)	16,100	17,910
Jack in the Box, Inc.	547	48,224
Kangwon Land, Inc. (South Korea)	679	22,500
Marriott Vacations Worldwide Corp	540	49,545
McDonald’s Corp.	982	93,359
Papa John’s International, Inc.	616	46,576
Royal Caribbean Cruises Ltd.	105	8,262
Ruth’s Hospitality Group, Inc.	2,920	47,070
SeaWorld Entertainment, Inc.	3,346	61,700
Speedway Motorsports, Inc.	2,116	47,927
Texas Roadhouse, Inc.	1,228	45,964
Vail Resorts, Inc.	461	50,341

		899,439

Household Durables — 0.3%
Berkeley Group Holdings PLC (United Kingdom)	2,352	123,594
Coway Co. Ltd. (South Korea)	260	21,287
NVR, Inc.*	1	1,340
Steinhoff International Holdings Ltd. (South Africa)	3,600	22,783

		169,004

Household Products — 1.6%
Church & Dwight Co., Inc.	1,209	98,086
Clorox Co. (The)	935	97,259
Colgate-Palmolive Co.	1,369	89,546
Energizer Holdings, Inc.*	607	79,851
Kimberly-Clark Corp.	829	87,849
Kimberly-Clark de Mexico SAB de CV (Mexico) (Class A Stock)	51,300	110,939
Procter & Gamble Co. (The)	1,219	95,375
Reckitt Benckiser Group PLC (United Kingdom)	1,328	114,518

		773,423

Independent Power & Renewable Electricity Producers — 0.5%
AES Corp. (The)	417	5,529
Calpine Corp.*	681	12,251
China Resources Power Holdings Co. Ltd. (China)	8,000	22,296

COMMON STOCKS (continued)	Shares	Value (Note 2)
Independent Power & Renewable Electricity Producers (continued)
Huaneng Power International, Inc. (China) (Class H Stock)	44,000	$61,237
NRG Yield, Inc. (Class A Stock)	1,665	36,613
Tractebel Energia SA (Brazil)	4,400	47,947
TransAlta Corp. (Canada)	9,000	69,752

		255,625

Industrial Conglomerates — 0.7%
Alfa SAB de CV (Mexico) (Class A Stock)	9,600	18,397
Far Eastern New Century Corp. (Taiwan)	20,000	21,185
General Electric Co.	3,770	100,169
Jardine Matheson Holdings Ltd. (Hong Kong)	1,839	104,363
LG Corp. (South Korea)	368	20,359
Siemens AG (Germany)	772	78,105
Sime Darby Bhd (Malaysia)	7,700	17,385

		359,963

Insurance — 5.6%
ACE Ltd.	829	84,293
Admiral Group PLC (United Kingdom)	3,926	85,548
Ageas (Belgium)	2,509	96,806
Allied World Assurance Co. Holdings AG	1,587	68,590
Allstate Corp. (The)	611	39,636
American Financial Group, Inc.	978	63,609
AMERISAFE, Inc.	1,061	49,931
Amlin PLC (United Kingdom)	15,421	115,380
Amtrust Financial Services, Inc.	705	46,185
Aspen Insurance Holdings Ltd.	1,398	66,964
Assured Guaranty Ltd.	373	8,948
Axis Capital Holdings Ltd.	2,133	113,838
Chubb Corp. (The)	1,045	99,421
CNO Financial Group, Inc.	94	1,725
Dongbu Insurance Co. Ltd. (South Korea)	500	25,284
Everest Re Group Ltd.	532	96,829
FBL Financial Group, Inc. (Class A Stock)	611	35,267
Fidelity & Guaranty Life	2,118	50,048
Hannover Rueck SE (Germany)	1,112	107,627
Hanwha Life Insurance Co. Ltd. (South Korea)	3,000	21,331
Hartford Financial Services Group, Inc. (The)	836	34,753
Hiscox Ltd. (United Kingdom)	6,336	83,560
Horace Mann Educators Corp.	1,288	46,857
Hyundai Marine & Fire Insurance Co. Ltd. (South Korea)	930	24,566
Infinity Property & Casualty Corp.	366	27,757
Lancashire Holdings Ltd. (United Kingdom)	7,694	74,485
LIG Insurance Co. Ltd. (South Korea)	965	24,932
Maiden Holdings Ltd.	3,229	50,954
Mercury General Corp.	1,150	63,998
Montpelier Re Holdings Ltd. (Bermuda)	797	31,481
PartnerRe Ltd. (Bermuda)	740	95,090
Powszechny Zaklad Ubezpieczen SA (Poland)	154	17,720
ProAssurance Corp.	171	7,902
RenaissanceRe Holdings Ltd. (Bermuda)	945	95,927
Safety Insurance Group, Inc.	452	26,085
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	94	24,769

SEE NOTES TO FINANCIAL STATEMENTS.

A206

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Insurance (continued)
Samsung Life Insurance Co. Ltd. (South Korea)	200	$19,270
Swiss Re AG (Switzerland)	1,073	94,985
Symetra Financial Corp.	1,400	33,838
Talanx AG (Germany)	3,307	101,503
Travelers Cos., Inc. (The)	1,960	189,454
Tryg A/S (Denmark)	4,207	87,716
United Fire Group, Inc.	1,398	45,798
Validus Holdings Ltd.	1,749	76,938
Zurich Insurance Group AG (Switzerland)*	253	77,021

		2,734,619

Internet & Catalog Retail — 0.3%
HSN, Inc.	513	36,007
Liberty Interactive Corp. (Class A Stock)*	1,197	33,217
Liberty TripAdvisor Holdings, Inc. (Class A Stock)*	273	8,796
Liberty Ventures (Class A Stock)*	267	10,485
PetMed Express, Inc.	2,794	48,252

		136,757

Internet Software & Services — 0.3%
Facebook, Inc. (Class A Stock)*	814	69,813
Yahoo!, Inc.*	1,389	54,574

		124,387

IT Services — 1.5%
Amdocs Ltd.	1,716	93,676
Booz Allen Hamilton Holding Corp.	3,431	86,598
Cielo SA (Brazil)	1,230	17,387
Computer Sciences Corp.	1,493	98,001
Convergys Corp.	1,805	46,009
CSG Systems International, Inc.	1,406	44,514
DST Systems, Inc.	77	9,701
EVERTEC, Inc.	2,228	47,323
Infosys Ltd. (India), ADR	1,800	28,530
International Business Machines Corp.	1,043	169,655
Science Applications International Corp.	653	34,511
Teradata Corp.*	37	1,369
Wipro Ltd. (India), ADR	2,185	26,154
Xerox Corp.	3,456	36,772

		740,200

Leisure Products — 0.2%
Mattel, Inc.	2,990	76,813

Machinery — 0.9%
AGCO Corp.	116	6,587
Caterpillar, Inc.	1,115	94,574
Deere & Co.	1,642	159,356
Douglas Dynamics, Inc.	1,234	26,506
Global Brass & Copper Holdings, Inc.	2,686	45,689
Joy Global, Inc.	160	5,792
Lindsay Corp.	319	28,043
Oshkosh Corp.	144	6,103
Parker-Hannifin Corp.	67	7,794
Pentair PLC (United Kingdom)	613	42,145

		422,589

Marine — 0.1%
Matson, Inc.	846	35,566

COMMON STOCKS (continued)	Shares	Value (Note 2)
Media — 3.7%
AMC Networks, Inc. (Class A Stock)*	1,084	$88,725
Cablevision Systems Corp. (Class A Stock)	2,551	61,071
CBS Corp. (Class B Stock)	155	8,603
Comcast Corp. (Class A Stock)	157	9,442
Comcast Corp. (Special Class A Stock)	3,410	204,395
DIRECTV*	666	61,798
Discovery Communications, Inc. (Class A Stock)*	1,462	48,626
Discovery Communications, Inc. (Class C Stock)*	1,447	44,973
Interpublic Group of Cos., Inc. (The)	93	1,792
Liberty Broadband Corp. (Class A Stock)*	186	9,480
Liberty Broadband Corp. (Class C Stock)*	381	19,492
Liberty Global PLC (United Kingdom) (Class A Stock)*	369	19,952
Liberty Global PLC (United Kingdom) (Class C Stock)*	654	33,112
Liberty Media Corp. (Class A Stock)*	509	18,344
Liberty Media Corp. (Class C Stock)*	907	32,561
Madison Square Garden Co. (The) (Class A Stock)*	743	62,033
Meredith Corp.	523	27,274
National CineMedia, Inc.	1,884	30,069
New Media Investment Group, Inc.	1,922	34,461
Regal Entertainment Group (Class A Stock)	3,084	64,486
RTL Group SA (Germany)	782	71,087
Scholastic Corp.	1,007	44,439
Scripps Networks Interactive, Inc. (Class A Stock)	1,201	78,509
SES SA (Luxembourg)	3,189	107,208
Shaw Communications, Inc. (Canada) (Class B Stock)	4,000	87,110
Sky PLC (United Kingdom)	6,724	109,517
Starz (Class A Stock)*	276	12,343
Thomson Reuters Corp., (NYSE)	371	14,124
Thomson Reuters Corp., (TSX)	2,800	106,620
Time Warner, Inc.	1,679	146,761
Tribune Media Co. (Class A Stock)	25	1,335
Twenty-First Century Fox, Inc. (Class A Stock)	3,074	100,043
Viacom, Inc. (Class B Stock)	1,194	77,180
World Wrestling Entertainment, Inc. (Class A Stock)	215	3,548

		1,840,513

Metals & Mining — 0.7%
AngloGold Ashanti Ltd. (South Africa)*	1,985	17,769
China Steel Corp. (Taiwan)	36,000	28,759
Compass Minerals International, Inc.	998	81,976
Eregli Demir ve Celik Fabrikalari TAS (Turkey)	10,022	16,214
Freeport-McMoRan, Inc.	2,099	39,083
Gold Fields Ltd. (South Africa)	5,012	16,032
Kaiser Aluminum Corp.	473	39,297
Nucor Corp.	417	18,377
Royal Gold, Inc.	1,340	82,531
Schnitzer Steel Industries, Inc. (Class A Stock)	1,553	27,131

		367,169

SEE NOTES TO FINANCIAL STATEMENTS.

A207

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Multiline Retail — 1.0%
Canadian Tire Corp. Ltd. (Canada) (Class A Stock)	1,033	$110,479
Dillard’s, Inc. (Class A Stock)	127	13,359
Dollar General Corp.	372	28,919
Kohl’s Corp.	2,009	125,784
Macy’s, Inc.	1,807	121,918
Target Corp.	1,181	96,405

		496,864

Multi-Utilities — 1.2%
Avista Corp.	780	23,907
Centrica PLC (United Kingdom)	23,668	98,209
Consolidated Edison, Inc.	1,440	83,347
GDF Suez (France)	3,946	73,468
National Grid PLC (United Kingdom)	8,812	113,417
NorthWestern Corp.	490	23,888
Public Service Enterprise Group, Inc.	2,299	90,305
WEC Energy Group, Inc.	1,799	80,901

		587,442

Oil, Gas & Consumable Fuels — 3.3%
Alliance Resource Partners LP, MLP	1,390	34,694
Anadarko Petroleum Corp.	2,455	191,637
China Petroleum & Chemical Corp. (China) (Class H Stock)	44,000	37,754
China Shenhua Energy Co. Ltd. (China) (Class H Stock)	8,500	19,358
CNOOC Ltd. (China)	15,000	21,277
ConocoPhillips	1,020	62,638
CVR Refining LP, MLP	3,708	67,856
Dcp Midstream Partners LP, MLP	1,609	49,380
Exxon Mobil Corp.	971	80,787
Hess Corp.	580	38,790
Keyera Corp. (Canada)	2,971	99,192
Kunlun Energy Co. Ltd. (China)	22,000	22,359
Marathon Petroleum Corp.	1,713	89,607
Murphy Oil Corp.	330	13,718
Newfield Exploration Co.*	1,574	56,853
Oneok Partners LP, MLP	1,511	51,374
Pembina Pipeline Corp. (Canada)	2,900	93,733
PetroChina Co. Ltd. (China) (Class H Stock)	20,000	22,274
Phillips 66	1,210	97,478
Polskie Gornictwo Naftowe I Gazownictwo SA (Poland)	12,020	21,104
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	3,930	111,888
Sasol Ltd. (South Africa)	576	21,329
TC Pipelines LP, MLP	977	55,689
Tesoro Corp.	245	20,680
Total SA (France)	1,427	69,996
Valero Energy Corp.	1,512	94,651
Williams Partners LP, MLP	1,223	59,230

		1,605,326

Paper & Forest Products — 0.1%
Schweitzer-Mauduit International, Inc.	900	35,892

Personal Products — 0.7%
Coty, Inc. (Class A Stock)*	3,074	98,276
Hengan International Group Co. Ltd. (China)	2,000	23,740

COMMON STOCKS (continued)	Shares	Value (Note 2)
Personal Products (continued)
Shiseido Co. Ltd. (Japan)	5,200	$117,943
Unilever PLC (United Kingdom)	2,677	114,947

		354,906

Pharmaceuticals — 3.9%
Allergan PLC*	680	206,353
AstraZeneca PLC (United Kingdom)	1,150	72,783
China Shineway Pharmaceutical Group Ltd. (China)	15,000	22,390
Chugai Pharmaceutical Co. Ltd. (Japan)	3,000	103,480
Eisai Co. Ltd. (Japan)	1,600	107,271
GlaxoSmithKline PLC (United Kingdom)	4,045	84,103
Johnson & Johnson	954	92,977
Mallinckrodt PLC*	66	7,770
Merck & Co., Inc.	1,641	93,422
Mitsubishi Tanabe Pharma Corp. (Japan)	6,500	97,382
Novartis AG (Switzerland)	912	89,705
Otsuka Holdings Co. Ltd. (Japan)	2,900	92,403
Pfizer, Inc.	2,990	100,255
Roche Holding AG (Switzerland)	423	118,606
Sanofi (France)	1,057	104,569
Santen Pharmaceutical Co. Ltd. (Japan)	6,700	94,796
Shionogi & Co. Ltd. (Japan)	2,900	112,384
Teva Pharmaceutical Industries Ltd. (Israel), ADR	2,012	118,909
Tsumura & Co. (Japan)	3,300	70,992
Valeant Pharmaceuticals International, Inc.*	561	124,626

		1,915,176

Professional Services — 0.2%
Insperity, Inc.	984	50,086
Resources Connection, Inc.	2,143	34,481

		84,567

Real Estate Investment Trusts (REITs) — 2.9%
American Capital Agency Corp.	4,025	73,939
Apollo Commercial Real Estate Finance, Inc.	2,546	41,831
ARMOUR Residential REIT, Inc.	8,032	22,570
Capstead Mortgage Corp.	2,065	22,922
Chambers Street Properties	3,245	25,798
Chimera Investment Corp.	3,874	53,113
CYS Investments, Inc.	2,894	22,371
Digital Realty Trust, Inc.	1,351	90,085
DuPont Fabros Technology, Inc.	1,650	48,593
Dynex Capital, Inc.	5,475	41,720
Equity Commonwealth*	871	22,359
Equity LifeStyle Properties, Inc.	1,141	59,994
Excel Trust, Inc.	1,873	29,537
Franklin Street Properties Corp.	4,036	45,647
Geo Group, Inc. (The)	657	22,443
Government Properties Income Trust	1,080	20,034
Growthpoint Properties Ltd. (South Africa)	8,457	18,384
Hatteras Financial Corp.	2,359	38,452
HCP, Inc.	2,127	77,572
Health Care REIT, Inc.	1,224	80,331
Home Properties, Inc.	919	67,133
Link REIT (The) (Hong Kong)	15,000	87,779
LTC Properties, Inc.	1,216	50,586
Omega Healthcare Investors, Inc.	2,266	77,792

SEE NOTES TO FINANCIAL STATEMENTS.

A208

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Investment Trusts (REITs) (continued)
Redefine Properties Ltd. (South Africa)	20,465	$17,167
Ryman Hospitality Properties, Inc.	854	45,356
Select Income REIT	1,069	22,064
Silver Bay Realty Trust Corp.	1,589	25,885
Starwood Property Trust, Inc.	2,560	55,219
Tanger Factory Outlet Centers, Inc.	1,751	55,507
Ventas, Inc.	1,256	77,985

		1,440,168

Real Estate Management & Development — 0.6%
Daito Trust Construction Co. Ltd. (Japan)	1,100	113,845
Evergrande Real Estate Group Ltd. (China)	37,000	22,044
PSP Swiss Property AG (Switzerland)*	841	72,028
Swiss Prime Site AG (Switzerland)*	1,239	94,023

		301,940

Road & Rail — 0.5%
ComfortDelGro Corp. Ltd. (Singapore)	48,300	112,170
West Japan Railway Co. (Japan)	1,800	115,162

		227,332

Semiconductors & Semiconductor Equipment — 1.3%
Advanced Semiconductor Engineering, Inc. (Taiwan)	16,000	21,679
Broadcom Corp. (Class A Stock)	2,397	123,422
Cohu, Inc.	1,579	20,890
Cree, Inc.*	2,626	68,355
Intel Corp.	8,576	260,839
MKS Instruments, Inc.	1,063	40,330
Novatek Microelectronics Corp. (Taiwan)	4,000	19,294
Siliconware Precision Industries Co. Ltd. (Taiwan)	14,000	21,361
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	5,000	22,743
Tessera Technologies, Inc.	1,153	43,791

		642,704

Software — 0.7%
Autodesk, Inc.*	947	47,421
Citrix Systems, Inc.*	748	52,480
EPIQ Systems, Inc.	2,798	47,230
Microsoft Corp.	2,129	93,995
Monotype Imaging Holdings, Inc.	1,368	32,982
Nuance Communications, Inc.*	2,706	47,382

		321,490

Specialty Retail — 2.0%
American Eagle Outfitters, Inc.	2,612	44,979
AutoNation, Inc.*	179	11,273
Bed Bath & Beyond, Inc.*	400	27,592
Children’s Place, Inc. (The)	675	44,152
DSW, Inc. (Class A Stock)	2,767	92,335
Foot Locker, Inc.	279	18,696
GameStop Corp. (Class A Stock)	2,143	92,063
Gap, Inc. (The)	791	30,193
GNC Holdings, Inc. (Class A Stock)	154	6,850
Group 1 Automotive, Inc.	319	28,975
Guess?, Inc.	1,392	26,685
Nitori Holdings Co. Ltd. (Japan)	1,400	114,140
Rent-A-Center, Inc.	1,544	43,772
Ross Stores, Inc.	1,727	83,949

COMMON STOCKS (continued)	Shares	Value (Note 2)
Specialty Retail (continued)
Stage Stores, Inc.	2,662	$46,665
Staples, Inc.	6,166	94,401
USS Co. Ltd. (Japan)	5,600	100,997
Williams-Sonoma, Inc.	1,157	95,186

		1,002,903

Technology Hardware, Storage & Peripherals — 1.9%
Apple, Inc.	2,480	311,054
EMC Corp.	929	24,516
Foxconn Technology Co. Ltd. (Taiwan)	10,000	36,282
Hewlett-Packard Co.	5,594	167,876
Lenovo Group Ltd. (China)	14,000	19,356
Lite-On Technology Corp. (Taiwan)	17,000	19,945
Neopost SA (France)	1,653	71,125
Pegatron Corp. (Taiwan)	8,000	23,408
Quanta Computer, Inc. (Taiwan)	10,000	23,647
SanDisk Corp.	2,181	126,978
Seagate Technology PLC	2,265	107,588
Wistron Corp. (Taiwan)	24,000	18,193

		949,968

Textiles, Apparel & Luxury Goods — 0.6%
Coach, Inc.	2,435	84,275
Culp, Inc.	1,639	50,809
Fossil Group, Inc.*	84	5,826
Wolverine World Wide, Inc.	1,632	46,479
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	25,500	85,295

		272,684

Thrifts & Mortgage Finance — 0.5%
Astoria Financial Corp.	1,207	16,645
Brookline Bancorp, Inc.	3,825	43,184
EverBank Financial Corp.	1,823	35,822
New York Community Bancorp, Inc.	1,146	21,063
Northfield Bancorp, Inc.	1,739	26,172
Northwest Bancshares, Inc.	3,632	46,562
Oritani Financial Corp.	2,748	44,105

		233,553

Tobacco — 0.8%
British American Tobacco PLC (United Kingdom)	1,878	101,116
Imperial Tobacco Group PLC (United Kingdom)	2,303	110,917
Japan Tobacco, Inc. (Japan)	3,000	106,648
KT&G Corp. (South Korea)	269	22,886
Reynolds American, Inc.	349	26,056
Souza Cruz SA (Brazil)	1,800	14,213
Vector Group Ltd.	1,246	29,231

		411,067

Trading Companies & Distributors — 0.1%
Kaman Corp.	1,174	49,238
NOW, Inc.*	908	18,078
United Rentals, Inc.*	26	2,278

		69,594

Transportation Infrastructure — 0.5%
Beijing Capital International Airport Co. Ltd. (China) (Class H Stock)	103,000	118,596

SEE NOTES TO FINANCIAL STATEMENTS.

A209

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Transportation Infrastructure (continued)
Hutchison Port Holdings Trust (Singapore), UTS	165,100	$104,013
Shenzhen Expressway Co. Ltd. (China) (Class H Stock)	26,000	20,704

		243,313

Water Utilities — 0.3%
Guangdong Investment Ltd. (China)	16,000	22,390
Severn Trent PLC (United Kingdom)	3,090	100,969

		123,359

Wireless Telecommunication Services — 1.3%
Axiata Group Bhd (Malaysia)	10,400	17,634
China Mobile Ltd. (China)	3,500	44,779
DiGi.Com Bhd (Malaysia)	11,500	16,322
Far EasTone Telecommunications Co. Ltd. (Taiwan)	11,000	26,590
Intouch Holdings PCL (Thailand), NVDR	10,600	24,455
KDDI Corp. (Japan)	4,500	108,593
Maxis Bhd (Malaysia)	10,000	16,861
MTN Group Ltd. (South Africa)	1,064	19,986
NTT DoCoMo, Inc. (Japan)	6,000	115,191
Rogers Communications, Inc. (Canada) (Class B Stock)	2,600	92,218
SK Telecom Co. Ltd. (South Korea)	87	19,467
StarHub Ltd. (Singapore)	32,200	94,393
Taiwan Mobile Co. Ltd. (Taiwan)	7,000	23,374
Turkcell Iletisim Hizmetleri A/S (Turkey)	3,687	16,962
Vodacom Group Ltd. (South Africa)	1,713	19,535

		656,360

TOTAL COMMON STOCKS (cost $35,822,930)		35,469,528

EXCHANGE TRADED FUND — 0.2%
iShares MSCI Emerging Markets ETF (cost $94,880)	2,400	95,088

PREFERRED STOCKS — 0.1%
Electric Utilities
Cia Energetica de Minas Gerais (Brazil) (PRFC)	2,900	10,997

Metals & Mining — 0.1%
Vale SA (Brazil) (PRFC), 1.900%	2,200	11,081

TOTAL PREFERRED STOCKS (cost $27,086)		22,078

TOTAL LONG-TERM INVESTMENTS (cost $43,256,896)		42,845,406

SHORT-TERM INVESTMENT — 13.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $6,741,728)(w)(Note 4)	6,741,728	6,741,728

TOTAL INVESTMENTS — 101.0% (cost $49,998,624)		49,587,134
LIABILITIES IN EXCESS OF OTHER ASSETS(x) — (1.0)%		(468,908)

NET ASSETS — 100.0%		$49,118,226

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A210

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Futures contracts outstanding at June 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2015	Unrealized Depreciation (1)
Long Position:
47	S&P 500 E-Mini	Sep. 2015	$4,877,770	$4,827,840	$(49,930)

(1)	Cash of $237,820 has been segregated with UBS AG to cover requirements for open futures contracts at June 30, 2015.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.

Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$14,000,440	$—	$—
Common Stocks	24,029,096	11,440,432	—
Exchange Traded Fund	95,088	—	—
Preferred Stocks	22,078	—	—
Other Financial Instruments*
Financial Futures Contracts	(49,930)	—	—

Total	$38,096,772	$11,440,432	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2015 were as follows:

Affiliated Mutual Funds	14.8%
Affiliated Money Market Mutual Fund	13.7
Insurance	5.6
Pharmaceuticals	3.9
Media	3.7
Food & Staples Retailing	3.5
Banks	3.5
Oil, Gas & Consumable Fuels	3.3
Food Products	3.1
Diversified Telecommunication Services	3.0
Electric Utilities	3.0
Real Estate Investment Trusts (REITs)	2.9
Health Care Providers & Services	2.7
Specialty Retail	2.0
Technology Hardware, Storage & Peripherals	1.9
Hotels, Restaurants & Leisure	1.8
Household Products	1.6
IT Services	1.5
Wireless Telecommunication Services	1.3
Semiconductors & Semiconductor Equipment	1.3
Commercial Services & Supplies	1.2
Multi-Utilities	1.2
Biotechnology	1.1
Multiline Retail	1.0
Communications Equipment	0.9
Aerospace & Defense	0.9
Machinery	0.9

Tobacco	0.8%
Chemicals	0.8
Beverages	0.8
Metals & Mining	0.8
Energy Equipment & Services	0.8
Gas Utilities	0.8
Industrial Conglomerates	0.7
Personal Products	0.7
Software	0.7
Electronic Equipment, Instruments & Components	0.6
Real Estate Management & Development	0.6
Textiles, Apparel & Luxury Goods	0.6
Health Care Equipment & Supplies	0.5
Capital Markets	0.5
Independent Power & Renewable Electricity Producers	0.5
Transportation Infrastructure	0.5
Thrifts & Mortgage Finance	0.5
Road & Rail	0.5
Household Durables	0.3
Auto Components	0.3
Internet & Catalog Retail	0.3
Automobiles	0.3
Internet Software & Services	0.3
Water Utilities	0.3
Diversified Consumer Services	0.2
Consumer Finance	0.2
Exchange Traded Fund	0.2
Air Freight & Logistics	0.2
Professional Services	0.2
Construction Materials	0.2
Leisure Products	0.2

SEE NOTES TO FINANCIAL STATEMENTS.

A211

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Trading Companies & Distributors	0.1%
Construction & Engineering	0.1
Diversified Financial Services	0.1
Containers & Packaging	0.1
Paper & Forest Products	0.1
Marine	0.1
Health Care Technology	0.1

Distributors	0.1%

101.0
Liabilities in excess of other assets	(1.0)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2015 as presented in the Statement of Assets and Liabilities.

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	—	$—	Due from/to broker-variation margin futures	$49,930	*

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value			Futures
Equity contracts			$40,161

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Futures	Total
Equity contracts	$(49)	$(59,660)	$(59,709)

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2015, the Portfolio’s average value at trade date for futures long position was $2,484,040.

SEE NOTES TO FINANCIAL STATEMENTS.

A212

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2015

ASSETS:
Investments at value:
Unaffiliated investments (cost $35,944,896)	$35,586,694
Affiliated investments (cost $14,053,728)	14,000,440
Foreign currency, at value (cost $17,448)	17,444
Deposit with broker	237,820
Receivable for investments sold	709,006
Receivable for fund share sold	515,945
Dividends receivable	88,053
Due from broker-variation margin futures	9,165
Tax reclaim receivable	4,863

Total Assets	51,169,430

LIABILITIES:
Payable for investments purchased	1,878,104
Payable to custodian	85,508
Accrued expenses and other liabilities	79,691
Advisory fees payable	6,747
Distribution fee payable	568
Affiliated transfer agent fee payable	350
Payable for fund share repurchased	236

Total Liabilities	2,051,204

NET ASSETS	$49,118,226

Net assets were comprised of:
Paid-in capital	$49,281,232
Retained earnings	(163,006)

Net assets, June 30, 2015	$49,118,226

Net asset value and redemption price per share, $49,118,226 / 4,848,182 outstanding shares of beneficial interest	$10.13

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2015

INCOME
Unaffiliated dividend income (net of $17,230 foreign withholding tax)	$357,484
Affiliated dividend income	3,323

360,807

EXPENSES
Advisory fees	124,174
Distribution fee	13,952
Custodian and accounting fees	167,000
Audit fee	12,000
Trustees’ fees	6,000
Legal fees and expenses	6,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Shareholders’ reports	2,000
Loan interest expense	26
Miscellaneous	10,763

Total expenses	345,915

Less: advisory fee waivers and/or expense reimbursement	(208,220)
Less: distribution fee waiver	(2,046)

Net expenses	135,649

NET INVESTMENT INCOME	225,158

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	42,827
Futures transactions	40,161
Foreign currency transactions	(11,386)

71,602

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated $(54,013))	(403,632)
Futures	(59,660)
Foreign currencies	(235)

(463,527)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(391,925)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(166,767)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2015	November 24, 2014* through December 31, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$225,158	$8,556
Net realized gain (loss) on investment and foreign currency transactions	71,602	(6,647)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(463,527)	1,852

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(166,767)	3,761

FUND SHARE TRANSACTIONS:
Fund share sold [3,909,600 and 951,907 shares, respectively]	39,938,947	9,478,143
Fund share repurchased [13,321 and 4 shares, respectively]	(135,817)	(41)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	39,803,130	9,478,102

TOTAL INCREASE IN NET ASSETS	39,636,363	9,481,863
NET ASSETS:
Beginning of period	9,481,863	—

End of period	$49,118,226	$9,481,863

*	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A213

AST PIMCO LIMITED MATURITY BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

LONG-TERM INVESTMENTS — 105.4% ASSET-BACKED SECURITIES — 1.8%	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Non-Residential Mortgage-Backed Securities — 1.1%
EFS Volunteer LLC, Series 2010-1, Class A1, 144A	1.127%	(c)	10/26/26	555	$557,123
MOTOR PLC (United Kingdom), Series 2015-1A, Class A1, 144A(g)	0.787%	(c)	06/25/22	4,000	4,001,473
Navient Private Education Loan Trust, Series 2015-AA, Class A2B, 144A	1.382%	(c)	12/15/28	900	909,866
SLC Student Loan Trust, Series 2006-2, Class A5	0.386%	(c)	09/15/26	2,300	2,278,617
SLM Student Loan Trust, Series 2005-3, Class A5	0.367%	(c)	10/25/24	2,350	2,333,317

					10,080,396

Residential Mortgage-Backed Securities — 0.7%
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE6, Class M1	1.132%	(c)	09/25/34	1,123	1,031,052
Bear Stearns Asset-Backed Securities Trust, Series 2007-HE7, Class 1A1	1.187%	(c)	10/25/37	2,798	2,625,479
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-HE30, Class A2	0.881%	(c)	07/25/32	3	2,215
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE1, Class A2	0.921%	(c)	08/25/32	98	86,171
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB6, Class A1, 144A	0.301%	(c)	07/25/37	773	509,913
First NLC Trust, Series 2007-1, Class A1, 144A	0.257%	(c)	08/25/37	1,578	897,103
Renaissance Home Equity Loan Trust, Series 2004-3, Class AV2A	0.547%	(c)	11/25/34	125	106,610
Securitized Asset-Backed Receivables LLC Trust, Series 2007-BR5, Class A2A	0.317%	(c)	05/25/37	1,133	797,068

					6,055,611

TOTAL ASSET-BACKED SECURITIES (cost $17,554,594)					16,136,007

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.1%
BAMLL Commercial Mortgage Securities Trust, Series 2015-ASHF, Class A, 144A	1.402%	(c)	01/15/28	4,600	4,600,100
Commercial Mortgage Pass-Through Certificates, Series 2010-C1, Class A1, 144A	3.156%		07/10/46	1,385	1,385,454
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4	5.560%		11/10/39	4,333	4,491,708
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A1A .	5.397%		05/15/45	4,264	4,417,778
Morgan Stanley Capital I Trust, Series 2015-XLF1, Class A, 144A	1.336%	(c)	08/14/31	4,700	4,694,858
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4FL, 144A	0.336%	(c)	10/15/48	4,347	4,303,751
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A5FL, 144A	0.210%	(c)	04/15/47	4,600	4,525,747

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $28,481,226)					28,419,396

CORPORATE OBLIGATIONS — 43.9%
Airlines
UAL 2009-2A Pass-Through Trust, Pass-Through Certificates	9.750%		07/15/18	237	258,215

SEE NOTES TO FINANCIAL STATEMENTS.

A214

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE OBLIGATIONS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
Automobiles — 0.2%
RCI Banque SA (France), Sr. Unsec’d. Notes, 144A	4.600%		04/12/16		1,700	$1,741,502

Banks — 16.9%
ABN AMRO Bank NV (Netherlands), Sr. Unsec’d. Notes, 144A(g)	1.800%		06/04/18		2,000	1,997,760
Banco Santander Chile (Chile), Sr. Unsec’d. Notes, 144A	1.875%	(c)	01/19/16		7,000	7,000,000
Banco Santander Chile (Chile), Sr. Unsec’d. Notes, 144A	3.750%		09/22/15		4,500	4,516,987
Bank of America Corp., Sr. Unsec’d. Notes	6.500%		08/01/16		2,000	2,109,748
Bank of America Corp., Sr. Unsec’d. Notes	7.625%		06/01/19		400	474,671
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.650%		05/01/18		3,700	4,064,480
Bank of America Corp., Sr. Unsec’d. Notes, MTN	6.400%		08/28/17		400	438,575
Bank of America Corp., Sr. Unsec’d. Notes, MTN	6.875%		04/25/18		3,800	4,292,788
Bank of America NA, Sub. Notes	0.566%	(c)	06/15/16		2,400	2,392,526
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan), Sr. Unsec’d. Notes, 144A(g)	0.829%	(c)	03/05/18		5,000	5,006,405
CIT Group, Inc., Sr. Unsec’d. Notes	4.250%		08/15/17		3,300	3,349,500
CIT Group, Inc., Sr. Unsec’d. Notes	5.000%		05/15/17		3,400	3,506,080
CIT Group, Inc., Sr. Unsec’d. Notes	5.000%		08/15/22		1,200	1,188,000
Citigroup, Inc., Sr. Unsec’d. Notes	0.967%	(c)	04/27/18		11,400	11,365,230
Citigroup, Inc., Sub. Notes	0.551%	(c)	06/09/16		5,000	4,977,255
Credit Agricole SA (France), Sr. Unsec’d. Notes, MTN, 144A	0.864%	(c)	06/02/17		2,000	2,000,204
Credit Agricole SA (France), Sr. Unsec’d. Notes, 144A(g)	1.249%	(c)	06/10/20		3,400	3,395,308
DNB Bank ASA (Norway), Sr. Unsec’d. Notes, 144A	3.200%		04/03/17		900	928,286
Eksportfinans ASA (Norway), Sr. Unsec’d. Notes	2.000%		09/15/15		2,000	2,001,000
Eksportfinans ASA (Norway), Sr. Unsec’d. Notes	2.375%		05/25/16		900	900,000
Eksportfinans ASA (Norway), Sr. Unsec’d. Notes	5.500%		05/25/16		500	514,375
Eksportfinans ASA (Norway), Sr. Unsec’d. Notes	5.500%		06/26/17		500	529,845
Eksportfinans ASA (Norway), Sr. Unsec’d. Notes, MTN	1.570%		02/14/18	JPY	500,000	3,947,277
HSBC Bank PLC (United Kingdom), Sr. Unsec’d. Notes, 144A(g)	0.914%	(c)	05/15/18		500	502,117
HSBC USA, Inc., Sr. Unsec’d. Notes	0.733%	(c)	03/03/17		9,000	8,995,176
JPMorgan Chase & Co., Sr. Unsec’d. Notes	1.232%	(c)	01/23/20		3,100	3,128,176
JPMorgan Chase & Co., Sr. Unsec’d. Notes	6.300%		04/23/19		200	229,125
JPMorgan Chase & Co., Sr. Unsec’d. Notes, MTN	0.881%	(c)	02/26/16		1,600	1,602,184
JPMorgan Chase Bank NA, Sub. Notes	6.000%		10/01/17		2,400	2,616,847
Kookmin Bank (South Korea), Sr. Unsec’d. Notes, RegS	1.526%	(c)	10/11/16		1,000	1,008,458
Korea Exchange Bank (South Korea), Sr. Unsec’d. Notes, RegS	1.750%		09/27/15		6,000	6,012,960
Lloyds Bank PLC (United Kingdom), Gtd. Notes	0.830%	(c)	05/14/18		3,800	3,805,316
Macquarie Bank Ltd. (Australia), Sr. Unsec’d. Notes, 144A(g)	0.907%	(c)	10/27/17		1,250	1,252,247
Mizuho Bank Ltd. (Japan), Gtd. Notes, 144A	0.717%	(c)	09/25/17		1,400	1,397,361
Navient Corp., Sr. Unsec’d. Notes, MTN	4.625%		09/25/17		100	101,625
Nykredit Realkredit AS (Denmark), Covered Bonds	2.000%		10/01/15	DKK	74,200	11,155,957
Realkredit Danmark A/S (Denmark), Covered Bonds	2.000%		01/01/16	DKK	149,700	22,606,559
Santander Bank NA, Sr. Unsec’d. Notes	1.206%	(c)	01/12/18		2,000	1,997,998

SEE NOTES TO FINANCIAL STATEMENTS.

A215

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE OBLIGATIONS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
Banks (continued)
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes	1.350%		07/18/15		800	$800,130
Wells Fargo & Co., Sr. Unsec’d. Notes	1.250%		07/20/16		11,700	11,749,585
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	0.584%	(c)	06/02/17		2,200	2,196,460

						152,054,581

Capital Markets — 2.5%
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	1.437%	(c)	04/23/20		9,800	9,895,697
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	1.478%	(c)	04/30/18		1,800	1,818,988
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.950%		01/18/18		1,000	1,099,284
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	0.904%	(c)	06/04/17		1,500	1,497,569
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	1.357%	(c)	11/15/18		500	504,429
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(d)(g)	3.011%		12/23/10		4,200	446,250
Macquarie Group Ltd. (Australia), Sr. Unsec’d. Notes, 144A	4.875%		08/10/17		940	993,383
Morgan Stanley, Sr. Unsec’d. Notes	3.450%		11/02/15		800	807,254
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.750%		10/18/16		3,000	3,170,850
UBS AG (Switzerland), Sr. Unsec’d. Notes, MTN	0.915%	(c)	08/14/19		2,700	2,696,571

						22,930,275

Consumer Finance — 4.6%
Ally Financial, Inc. (original cost $5,200,000; purchased 03/10/14)(f)	2.500%		03/15/17		5,200	5,126,007
Ally Financial, Inc., Gtd. Notes	2.750%		01/30/17		2,100	2,090,550
Ally Financial, Inc., Gtd. Notes	3.125%		01/15/16		800	803,000
Ally Financial, Inc., Gtd. Notes	5.500%		02/15/17		2,100	2,189,250
American Express Credit Corp., Sr. Unsec’d. Notes	0.581%	(c)	09/22/17		1,200	1,195,900
American Express Credit Corp., Sr. Unsec’d. Notes	0.836%	(c)	03/18/19		1,500	1,494,373
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	1.190%	(c)	06/15/18		4,700	4,702,688
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375%		01/16/18		7,200	7,266,931
General Motors Financial Co., Inc., Gtd. Notes	1.634%	(c)	04/10/18		4,300	4,332,654
General Motors Financial Co., Inc., Gtd. Notes	3.000%		09/25/17		4,900	4,995,614
HSBC Finance Corp., Sr. Unsec’d. Notes	0.713%	(c)	06/01/16		3,100	3,094,963
Springleaf Finance Corp., Gtd. Notes, MTN	6.900%		12/15/17		1,200	1,272,000
Synchrony Financial, Sr. Unsec’d. Notes	1.509%	(c)	02/03/20		2,500	2,511,007

						41,074,937

Diversified Financial Services — 4.1%
Doric Nimrod Air Finance Alpha Ltd., Class A, Pass-Through Trust (Guernsey), Pass-Through Certificates, 144A	5.125%		11/30/24		841	888,977
International Lease Finance Corp., Sr. Unsec’d. Notes	8.625%		09/15/15		9,200	9,315,000
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.400%		07/22/20		390	420,177
Nordea Kredit Realkreditaktieselskab (Denmark), Covered Bonds	2.000%		10/01/15	DKK	145,000	21,810,649
ORIX Corp. (Japan), Sr. Unsec’d. Notes	5.000%		01/12/16		4,000	4,081,612

						36,516,415

SEE NOTES TO FINANCIAL STATEMENTS.

A216

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE OBLIGATIONS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
Diversified Telecommunication Services — 1.9%
KT Corp. (South Korea), Sr. Unsec’d. Notes, 144A	1.750%		04/22/17		2,500	$2,498,450
SK Broadband Co. Ltd. (South Korea), Sr. Unsec’d. Notes, RegS	2.875%		10/29/18		1,000	1,020,492
Verizon Communications, Inc., Sr. Unsec’d. Notes	1.816%	(c)	09/15/16		5,000	5,061,530
Verizon Communications, Inc., Sr. Unsec’d. Notes	2.036%	(c)	09/14/18		8,000	8,276,360
Verizon Communications, Inc., Sr. Unsec’d. Notes	2.500%		09/15/16		300	304,868

						17,161,700

Electric Utilities — 0.9%
Duke Energy Corp., Sr. Unsec’d. Notes	1.625%		08/15/17		4,500	4,516,767
Duke Energy Corp., Sr. Unsec’d. Notes	2.150%		11/15/16		2,000	2,030,738
Exelon Corp., Sr. Unsec’d. Notes	1.550%		06/09/17		400	400,568
Orange & Rockland Utilities, Inc., Sr. Unsec’d. Notes, 144A	2.500%		08/15/15		1,500	1,503,075

						8,451,148

Energy Equipment & Services — 0.4%
Colorado Interstate Gas Co. LLC, Gtd. Notes	6.800%		11/15/15		200	204,225
Transocean, Inc., Gtd. Notes	4.950%		11/15/15		3,329	3,374,774

						3,578,999

Food & Staples Retailing — 0.1%
Woolworths Ltd. (Australia), Gtd. Notes, 144A	2.550%		09/22/15		623	625,455

Health Care Equipment & Supplies — 0.2%
Boston Scientific Corp., Sr. Unsec’d. Notes	5.125%		01/12/17		1,599	1,683,493

Health Care Providers & Services — 1.3%
Fresenius Medical Care US Finance, Inc. (Germany), Gtd. Notes	6.875%		07/15/17		4,500	4,871,250
HCA, Inc., Sr. Sec’d. Notes	3.750%		03/15/19		6,900	6,951,750

						11,823,000

Hotels, Restaurants & Leisure — 0.8%
Intercontinental Hotels Group PLC (United Kingdom), Gtd. Notes, MTN	6.000%		12/09/16	GBP	1,000	1,665,686
MGM Resorts International, Gtd. Notes	6.625%		07/15/15		2,205	2,204,669
MGM Resorts International, Gtd. Notes	6.875%		04/01/16		200	206,500
MGM Resorts International, Gtd. Notes	7.500%		06/01/16		2,800	2,919,000

						6,995,855

Household Durables — 0.3%
D.R. Horton, Inc., Gtd. Notes	6.500%		04/15/16		2,500	2,581,250

Internet Software & Services — 0.1%
eBay, Inc., Sr. Unsec’d. Notes	0.758%	(c)	08/01/19		900	881,755

Life Sciences Tools & Services — 0.3%
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	3.300%		02/15/22		3,000	2,964,546

Media — 0.2%
DISH DBS Corp., Gtd. Notes	4.625%		07/15/17		2,200	2,266,000

SEE NOTES TO FINANCIAL STATEMENTS.

A217

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE OBLIGATIONS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Metals & Mining — 0.3%
Glencore Finance Canada Ltd. (Switzerland), Gtd. Notes, 144A(g)	2.050%		10/23/15	3,000	$3,007,683

Oil, Gas & Consumable Fuels — 3.2%
ConocoPhillips Co., Gtd. Notes	1.173%	(c)	05/15/22	1,600	1,611,608
Florida Gas Transmission Co. LLC, Sr. Unsec’d. Notes, 144A(g)	4.000%		07/15/15	1,150	1,150,919
Kinder Morgan, Inc., Gtd. Notes	7.000%		06/15/17	3,300	3,588,631
Korea National Oil Corp. (South Korea), Sr. Unsec’d. Notes, RegS	4.000%		10/27/16	5,200	5,384,236
Petrobras Global Finance BV (Brazil), Gtd. Notes	2.643%	(c)	03/17/17	2,200	2,160,840
Petrobras Global Finance BV (Brazil), Gtd. Notes	3.250%		03/17/17	5,200	5,127,772
Petrobras Global Finance BV (Brazil), Gtd. Notes	5.750%		01/20/20	300	297,252
Petrobras Global Finance BV (Brazil), Gtd. Notes	6.250%		03/17/24	200	193,094
Petrobras Global Finance BV (Brazil), Gtd. Notes	7.875%		03/15/19	1,100	1,168,431
Reliance Holdings USA, Inc. (India), Sr. Unsec’d. Notes, RegS	4.500%		10/19/20	300	317,750
Southwestern Energy Co., Sr. Unsec’d. Notes	3.300%		01/23/18	4,000	4,101,788
Southwestern Energy Co., Sr. Unsec’d. Notes	4.050%		01/23/20	400	411,077
Southwestern Energy Co., Sr. Unsec’d. Notes	4.100%		03/15/22	900	882,840
Texas Eastern Transmission LP, Sr. Unsec’d. Notes, 144A(g)	6.000%		09/15/17	2,200	2,403,463
Woodside Finance Ltd. (Australia), Gtd. Notes, 144A	3.650%		03/05/25	400	384,149

					29,183,850

Paper & Forest Products — 0.5%
Georgia-Pacific LLC, Gtd. Notes, 144A	5.400%		11/01/20	2,800	3,125,581
Georgia-Pacific LLC, Sr. Unsec’d. Notes, 144A	2.539%		11/15/19	1,700	1,698,388

					4,823,969

Pharmaceuticals — 0.9%
Actavis Funding SCS, Gtd. Notes	1.368%	(c)	03/12/18	800	803,350
Actavis Funding SCS, Gtd. Notes	1.543%	(c)	03/12/20	2,400	2,426,594
Actavis Funding SCS, Gtd. Notes	2.450%		06/15/19	900	896,411
Actavis, Inc., Gtd. Notes	1.875%		10/01/17	600	600,718
Merck & Co., Inc., Sr. Unsec’d. Notes	0.654%	(c)	02/10/20	3,200	3,183,248

					7,910,321

Real Estate Investment Trusts (REITs) — 0.4%
American Tower Corp., Sr. Unsec’d. Notes	2.800%		06/01/20	3,500	3,451,364

Semiconductors & Semiconductor Equipment — 0.2%
QUALCOMM, Inc., Sr. Unsec’d. Notes	3.000%		05/20/22	2,200	2,185,088

Tobacco — 0.8%
BAT International Finance PLC (United Kingdom), Gtd. Notes, 144A(g)	0.796%	(c)	06/15/18	4,300	4,297,467
BAT International Finance PLC (United Kingdom), Gtd. Notes, 144A(g)	1.850%		06/15/18	700	701,677
Imperial Tobacco Finance PLC (United Kingdom), Gtd. Notes, 144A	2.050%		02/11/18	1,000	995,407
Reynolds American, Inc., Gtd. Notes	2.300%		06/12/18	800	805,981

					6,800,532

SEE NOTES TO FINANCIAL STATEMENTS.

A218

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE OBLIGATIONS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Trading Companies & Distributors — 0.5%
Aviation Capital Group Corp., Sr. Unsec’d. Notes, 144A	3.875%		09/27/16	3,300	$3,358,384
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	6.750%		09/01/16	200	210,375
International Lease Finance Corp., Sr. Unsec’d. Notes	5.750%		05/15/16	500	512,500

					4,081,259

Wireless Telecommunication Services — 2.3%
AT&T, Inc., Sr. Unsec’d. Notes	1.209%	(c)	06/30/20	8,200	8,231,767
AT&T, Inc., Sr. Unsec’d. Notes	3.000%		06/30/22	1,400	1,351,790
Sprint Communications, Inc., Sr. Unsec’d. Notes	9.125%		03/01/17	6,300	6,819,750
Verizon Communications, Inc., Sr. Unsec’d. Notes	0.681%	(c)	06/09/17	4,000	3,990,400

					20,393,707

TOTAL CORPORATE OBLIGATIONS (cost $396,344,165)					395,426,899

MUNICIPAL BOND
New Jersey
New Jersey Transportation Trust Fund Authority, Revenue Bonds, BABs (cost $503,773)	6.875%		12/15/39	500	522,155

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 19.4%
Banc of America Alternative Loan Trust, Series 2006-2, Class 6A1	5.500%		03/25/21	1,254	1,286,184
Banc of America Alternative Loan Trust, Series 2007-1, Class 1A1	5.937%	(c)	04/25/22	801	803,481
Banc of America Funding Corp., Series 2004-A, Class 1A3	2.621%	(c)	09/20/34	210	208,325
Banc of America Funding Corp., Series 2005-D, Class A1	2.699%	(c)	05/25/35	279	283,790
Banc of America Mortgage Trust, Series 2005-6, Class 1A1	5.500%		07/25/35	456	459,029
BCAP LLC Trust, Series 2011-RR4, Class 7A1, 144A	5.250%		04/26/37	1,097	1,016,100
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-1, Class 6A1	2.510%	(c)	04/25/33	60	60,880
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 2A1	2.724%	(c)	01/25/34	266	270,548
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-9, Class 2A1	2.834%	(c)	02/25/34	250	244,104
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 13A1	3.124%	(c)	11/25/34	2,746	2,624,907
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-5, Class A1	2.160%	(c)	08/25/35	278	279,526
Bear Stearns Alt-A Trust, Series 2005-7, Class 22A1	2.635%	(c)	09/25/35	1,788	1,522,975
Bear Stearns Alt-A Trust, Series 2005-10, Class 24A1	2.410%	(c)	01/25/36	2,243	1,809,094
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 1A1	2.577%	(c)	01/26/36	2,938	2,361,804
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 2A1	2.331%	(c)	12/26/46	3,017	2,311,822

SEE NOTES TO FINANCIAL STATEMENTS.

A219

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
Chase Mortgage Finance Corp., Series 2005-S3, Class A10	5.500%		11/25/35		5,900	$5,797,959
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A1	2.230%	(c)	09/25/35		501	502,510
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A3	2.060%	(c)	09/25/35		128	124,022
Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1	6.250%		12/25/33		65	67,783
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-R4, Class 2A, 144A	5.618%	(c)	01/25/34		238	237,766
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-25, Class 2A1	0.527%	(c)	02/25/35		650	585,229
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-J9, Class 2A5	5.500%		01/25/35		622	633,057
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-3, Class 2A1	0.477%	(c)	04/25/35		980	811,331
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-11, Class 3A1	2.450%	(c)	04/25/35		962	797,915
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-R2, Class 1AF1, 144A	0.527%	(c)	06/25/35		1,222	1,072,406
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR15, Class 2A1	2.217%	(c)	06/25/33		714	699,575
Eurosail PLC (United Kingdom), Series 2007-4X, Class A3(g)	1.521%	(c)	06/13/45	GBP	1,000	1,543,577
Fannie Mae REMICS, Series 1988-22, Class A	1.930%	(c)	08/25/18		1	1,298
Fannie Mae REMICS, Series 1996-39, Class H	8.000%		11/25/23		20	23,047
Fannie Mae REMICS, Series 2004-11, Class A	0.307%	(c)	03/25/34		247	245,661
Fannie Mae REMICS, Series 2006-5, Class 3A2	2.199%	(c)	05/25/35		208	215,482
Fannie Mae REMICS, Series 2007-114, Class A6	0.387%	(c)	10/27/37		10,008	9,890,517
FHLMC Structured Pass-Through Securities, Series T-57, Class 1A1	6.500%		07/25/43		1,242	1,443,917
FHLMC Structured Pass-Through Securities, Series T-59, Class 1A2	7.000%		10/25/43		787	902,798
FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1	1.546%	(c)	07/25/44		996	1,005,228
FHLMC Structured Pass-Through Securities, Series T-62, Class 1A1	1.346%	(c)	10/25/44		3,487	3,542,051
FHLMC Structured Pass-Through Securities, Series T-75, Class A1	0.227%	(c)	12/25/36		1,796	1,786,746
GMAC Mortgage Corp. Loan Trust, Series 2004-AR1, Class 12A	3.030%	(c)	06/25/34		218	222,019
GMAC Mortgage Corp. Loan Trust, Series 2004-AR1, Class 22A	2.955%	(c)	06/25/34		554	535,219
Government National Mortgage Assoc., Series 1998-15, Class C	6.500%		06/20/28		520	610,548
Government National Mortgage Assoc., Series 2012-H08, Class FB	0.782%	(c)	03/20/62		4,535	4,568,810
Government National Mortgage Assoc., Series 2012-H20, Class PT	1.135%	(c)	07/20/62		13,939	14,095,070
Government National Mortgage Assoc., Series 2012-H27, Class FA	0.582%	(c)	10/20/62		25,808	25,806,331
Government National Mortgage Assoc., Series 2012-H29, Class FA	0.697%	(c)	10/20/62		50,722	50,943,119
GreenPoint Mortgage Funding Trust, Series 2005-AR2, Class A1	0.647%	(c)	06/25/45		392	334,975
GSR Mortgage Loan Trust, Series 2004-7, Class 1A1	2.340%	(c)	06/25/34		62	60,066

SEE NOTES TO FINANCIAL STATEMENTS.

A220

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1	2.682	%(c)	09/25/35	1,083	$1,085,748
GSR Mortgage Loan Trust, Series 2005-AR7, Class 5A1	4.830	%(c)	11/25/35	625	565,123
GSR Mortgage Loan Trust, Series 2006-AR2, Class 2A1	2.575	%(c)	04/25/36	2,133	1,924,718
HarborView Mortgage Loan Trust, Series 2004-6, Class 3A2A	2.819	%(c)	08/19/34	1,010	996,144
HomeBanc Mortgage Trust, Series 2005-4, Class A1	0.457	%(c)	10/25/35	604	533,790
JP Morgan Mortgage Trust, Series 2006-A2, Class 5A1	2.442	%(c)	11/25/33	407	410,354
JP Morgan Mortgage Trust, Series 2007-A1, Class 3A3	2.642	%(c)	07/25/35	456	455,894
MLCC Mortgage Investors, Inc., Series 2005-2, Class 3A	1.179	%(c)	10/25/35	918	868,311
NACC Reperforming Loan REMIC Trust, Series 2004-R1, Class A2, 144A	7.500%		03/25/34	1,233	1,279,216
NCUA Guaranteed Notes, Series 2010-R2, Class 1A	0.555	%(c)	11/06/17	3,209	3,215,284
Reperforming Loan REMIC Trust, Series 2004-R1, Class 2A, 144A	6.500%		11/25/34	146	152,895
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-23, Class 1A3	2.629	%(c)	01/25/36	97	95,644
Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A1	0.436	%(c)	07/19/35	588	507,464
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR9, Class 2A	2.441	%(c)	09/25/33	1,642	1,629,018
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR6, Class 2A1A	0.417	%(c)	04/25/45	987	930,536
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR9, Class A1A	0.507	%(c)	07/25/45	3,060	2,926,826
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1	0.477	%(c)	10/25/45	8,052	7,489,773
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR15, Class A1A1	0.447	%(c)	11/25/45	404	378,414
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR3, Class A1A	1.158	%(c)	02/25/46	1,152	1,061,328
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR9, Class 1A	1.158	%(c)	08/25/46	663	553,667
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-M, Class A1	2.615	%(c)	12/25/33	97	96,906
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-H, Class A1	2.740	%(c)	06/25/34	2,090	2,101,748
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR1, Class 2A1	2.611	%(c)	02/25/35	607	601,476

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $176,273,347)					174,508,878

U.S. GOVERNMENT AGENCY OBLIGATIONS — 11.6%
Federal Home Loan Mortgage Corp	2.372	%(c)	01/01/34	39	41,370
Federal Home Loan Mortgage Corp	2.460	%(c)	12/01/26	10	9,974
Federal Home Loan Mortgage Corp	2.651	%(c)	07/01/29	29	30,448
Federal National Mortgage Assoc	2.012	%(c)	01/01/25	4	4,034
Federal National Mortgage Assoc	2.394	%(c)	12/01/29	29	29,466
Federal National Mortgage Assoc	2.520	%(c)	04/01/32	8	7,871
Federal National Mortgage Assoc	4.000%		12/01/41	565	601,900
Federal National Mortgage Assoc	4.000%		TBA	5,000	5,285,683

SEE NOTES TO FINANCIAL STATEMENTS.

A221

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Federal National Mortgage Assoc	4.000%		TBA	80,000	$84,758,434
Federal National Mortgage Assoc	4.500%		06/01/39-12/01/41	657	713,772
Federal National Mortgage Assoc	4.500%		TBA	11,000	11,852,501
Federal National Mortgage Assoc	5.000%	(c)	04/01/24	5	5,452
Federal National Mortgage Assoc	5.000%		TBA	1,000	1,103,671
Federal National Mortgage Assoc	5.165%	(c)	03/01/17	12	12,080
Government National Mortgage Assoc	1.625%	(c)	05/20/24-11/20/29	174	180,786
Government National Mortgage Assoc	1.750%	(c)	01/20/26	43	45,218
Government National Mortgage Assoc	2.000%	(c)	07/20/17-07/20/24	12	12,631
Government National Mortgage Assoc	2.500%	(c)	09/20/17	4	3,638

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $104,872,145)					104,698,929

U.S. TREASURY OBLIGATIONS — 25.6%
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%		04/15/19-07/15/22	97,700	99,917,108
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%		04/15/18(h)(k)	50,000	51,976,570
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750%		02/15/42	100	96,219
U.S. Treasury Inflation Indexed Bonds, TIPS	1.375%		02/15/44	2,300	2,492,373
U.S. Treasury Notes	1.625%		07/31/19(k)	75,400	76,042,106

TOTAL U.S. TREASURY OBLIGATIONS (cost $229,885,196)					230,524,376

TOTAL LONG-TERM INVESTMENTS (cost $953,914,446)					950,236,640

SHORT-TERM INVESTMENTS — 5.2%
CERTIFICATES OF DEPOSIT — 3.8%
Banco Bilbao Vizcaya Argentaria (Spain)	1.027%	(c)	10/23/15	7,600	7,596,534
Credit Suisse (Switzerland)	0.602%	(c)	08/24/15	19,300	19,299,363
Sumitomo Mitsui Banking Corp. (Japan)	0.599%	(c)	04/29/16	7,600	7,598,465

TOTAL CERTIFICATES OF DEPOSIT (cost $34,504,715)					34,494,362

COMMERCIAL PAPER(n) — 1.1%
Kinder Morgan, Inc.	1.251%		07/16/15	1,600	1,599,167
Tesco Treasury	2.778%		08/17/15	8,700	8,672,355

TOTAL COMMERCIAL PAPER (cost $10,267,932)					10,271,522

				Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 0.2%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $1,586,138)(w)(Note 4)				1,586,138	1,586,138

SEE NOTES TO FINANCIAL STATEMENTS.

A222

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

U.S. TREASURY OBLIGATIONS(n) — 0.1%	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. Treasury Bills	0.013%	09/10/15	1	$1,000
U.S. Treasury Bills	0.030%	11/12/15	361	360,956

TOTAL U.S. TREASURY OBLIGATIONS (cost $361,960)				361,956

TOTAL SHORT-TERM INVESTMENTS (cost $46,720,745)				46,713,978

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 110.6% (cost $1,000,635,191)				996,950,618

		Counterparty	Notional Amount (000)#
OPTIONS WRITTEN*
Put Options
Interest Rate Swap Options,
Receive a fixed rate of 1.45% and pay a floating rate based on 3 Month LIBOR, expiring 07/27/15 (premiums received $150,255)		Citigroup Global Markets	7,420	(50,627)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 110.6% (cost $1,000,484,936)				996,899,991
Liabilities in excess of other assets(x) — (10.6)%				(95,903,897)

NET ASSETS — 100.0%				$900,996,094

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2015.

(d)	Represents issuer in default on interest payments. Non-income producing security. Such securities may be post-maturity.

(f)	Indicates a restricted security; the aggregate cost of such security is $5,200,000. The aggregate value of $5,126,007 is approximately 0.57% of net assets.

(g)	Indicates a security that has been deemed illiquid.

(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects yield to maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2015	Unrealized Appreciation (Depreciation)(1)
Long Positions:
127	90 Day Euro Dollar	Sep. 2015	$31,630,938	$31,634,113	$3,175
136	5 Year Euro-Bobl	Sep. 2015	19,583,224	19,646,904	63,680
512	5 Year U.S. Treasury Notes	Sep. 2015	61,218,686	61,060,000	(158,686)
309	10 Year Euro-Bund.	Sep. 2015	52,875,772	52,362,372	(513,400)
4	30 Year Euro BUXL	Sep. 2015	706,772	662,846	(43,926)

SEE NOTES TO FINANCIAL STATEMENTS.

A223

Futures contracts outstanding at June 30, 2015 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2015	Unrealized Appreciation (Depreciation)(1)
Long Positions (continued):
301	Euro Schatz DUA Index	Sep. 2015	$37,318,435	$37,340,604	$22,169

					(626,988)

Short Positions:
427	90 Day Euro Dollar	Mar. 2018	104,655,831	104,438,862	216,969
748	90 Day Euro Dollar	Jun. 2018	183,037,442	182,727,050	310,392
43	90 Day Sterling	Jun. 2016	8,348,313	8,359,272	(10,959)
50	90 Day Sterling	Mar. 2017	9,676,874	9,670,982	5,892
945	90 Day Sterling	Jun. 2017	182,689,791	182,540,283	149,508
229	10 Year U.S. Treasury Notes	Sep. 2015	28,993,739	28,893,359	100,380

					772,182

					$145,194

(1)	Cash of $170,000 and 178,000 has been segregated with Bank of America and Morgan Stanley, respectively, and U.S. Treasury Securities with a combined market value of $1,813,554 have been segregated with Morgan Stanley, to cover requirements for open futures contracts at June 30, 2015.

Forward foreign currency exchange contracts outstanding at June 30, 2015:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 07/02/15	Deutsche Bank AG	BRL	147,127	$47,608,441	$47,285,793	$(322,648)
Expiring 01/05/16	JPMorgan Chase	BRL	88,600	26,718,938	26,674,117	(44,821)
Expiring 07/05/16	Deutsche Bank AG	BRL	55,300	15,763,968	15,763,968	—
Canadian Dollar,
Expiring 07/02/15	Citigroup Global Markets	CAD	1,638	1,312,218	1,311,412	(806)
Chinese Yuan,
Expiring 04/07/16	JPMorgan Chase	CNY	12,107	2,040,000	1,918,621	(121,379)
Euro,
Expiring 07/02/15	Citigroup Global Markets	EUR	435	476,994	484,974	7,980
Indian Rupee,
Expiring 07/24/15	Barclays Capital Group	INR	24,917	388,000	389,346	1,346
Expiring 07/24/15	JPMorgan Chase	INR	399,813	6,216,000	6,247,275	31,275
Expiring 08/24/15	Citigroup Global Markets	INR	101,316	1,562,799	1,573,427	10,628
Expiring 08/24/15	Goldman Sachs & Co.	INR	33,222	511,730	515,925	4,195
Mexican Peso,
Expiring 07/07/15	Barclays Capital Group	MXN	1,702	111,015	108,230	(2,785)
Expiring 07/07/15	BNP Paribas	MXN	58,276	3,847,000	3,705,768	(141,232)
Expiring 07/07/15	Citigroup Global Markets	MXN	5,588	370,978	355,339	(15,639)
Expiring 07/07/15	Citigroup Global Markets	MXN	5,061	328,329	321,827	(6,502)
Expiring 07/07/15	Citigroup Global Markets	MXN	3,273	215,695	208,129	(7,566)
Expiring 07/07/15	Deutsche Bank AG	MXN	17,362	1,145,000	1,104,071	(40,929)
Expiring 07/07/15	Hong Kong & Shanghai Bank	MXN	31,129	2,062,000	1,979,507	(82,493)
Expiring 07/07/15	Hong Kong & Shanghai Bank	MXN	7,973	521,000	507,001	(13,999)
Expiring 07/07/15	UBS AG	MXN	33,306	2,185,000	2,117,942	(67,058)
Expiring 07/07/15	UBS AG	MXN	22,908	1,517,000	1,456,726	(60,274)
Expiring 09/30/15	Goldman Sachs & Co.	MXN	10,810	695,214	683,254	(11,960)
Expiring 09/30/15	Hong Kong & Shanghai Bank	MXN	15,571	1,001,420	984,202	(17,218)
Expiring 09/30/15	UBS AG	MXN	7,944	510,843	502,132	(8,711)
South Korean Won,
Expiring 07/24/15	Deutsche Bank AG	KRW	104,630	96,611	93,747	(2,864)

				$117,206,193	$116,292,733	(913,460)

SEE NOTES TO FINANCIAL STATEMENTS.

A224

Forward foreign currency exchange contracts outstanding at June 30, 2015 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 07/02/15	Citigroup Global Markets	AUD	954	$727,297	$735,971	$(8,674)
Brazilian Real,
Expiring 07/02/15	Credit Suisse First Boston Corp.	BRL	60,857	22,296,057	19,559,160	2,736,897
Expiring 07/02/15	Deutsche Bank AG	BRL	61,068	22,509,400	19,626,947	2,882,453
Expiring 07/02/15	Goldman Sachs & Co.	BRL	30,443	11,100,293	9,784,083	1,316,210
Expiring 01/05/16	JPMorgan Chase	BRL	69,800	23,431,468	21,014,147	2,417,321
Expiring 01/05/16	JPMorgan Chase	BRL	18,800	6,558,521	5,659,971	898,550
Expiring 07/05/16	Deutsche Bank AG	BRL	55,300	15,818,078	15,827,232	(9,154)
British Pound,
Expiring 07/02/15	Hong Kong & Shanghai Bank	GBP	7,327	11,257,203	11,512,313	(255,110)
Canadian Dollar,
Expiring 07/02/15	JPMorgan Chase	CAD	2,274	1,820,681	1,820,606	75
Chinese Yuan,
Expiring 04/07/16	JPMorgan Chase	CNY	12,107	1,882,955	1,918,621	(35,666)
Danish Krone,
Expiring 08/12/15	Citigroup Global Markets	DKK	2,900	445,087	433,913	11,174
Expiring 10/01/15	Hong Kong & Shanghai Bank	DKK	75,706	11,521,318	11,344,610	176,708
Expiring 10/01/15	JPMorgan Chase	DKK	145,000	22,711,254	21,728,392	982,862
Expiring 01/04/16	Hong Kong & Shanghai Bank	DKK	152,755	23,318,475	22,955,871	362,604
Euro,
Expiring 07/02/15	JPMorgan Chase	EUR	1,327	1,475,882	1,479,449	(3,567)
Expiring 07/02/15	JPMorgan Chase	EUR	558	633,672	622,105	11,567
Expiring 07/02/15	UBS AG	EUR	54,741	59,708,198	61,029,790	(1,321,592)
Japanese Yen,
Expiring 07/02/15	BNP Paribas	JPY	3,999,500	32,368,418	32,680,486	(312,068)
Expiring 07/02/15	UBS AG	JPY	1,191,900	9,678,755	9,739,185	(60,430)
Mexican Peso,
Expiring 07/07/15	BNP Paribas	MXN	12,762	822,980	811,528	11,452
Expiring 07/07/15	Citigroup Global Markets	MXN	12,828	831,545	815,728	15,817
Expiring 07/07/15	Citigroup Global Markets	MXN	12,668	831,015	805,553	25,462
Expiring 07/07/15	Deutsche Bank AG	MXN	9,836	649,000	625,483	23,517
Expiring 07/07/15	Deutsche Bank AG	MXN	3,973	262,000	252,673	9,327
Expiring 07/07/15	Deutsche Bank AG	MXN	3,753	246,000	238,643	7,357
Expiring 07/07/15	Deutsche Bank AG	MXN	3,748	246,000	238,336	7,664
Expiring 07/07/15	Deutsche Bank AG	MXN	379	25,000	24,110	890
Expiring 07/07/15	Goldman Sachs & Co.	MXN	21,177	1,387,882	1,346,638	41,244
Expiring 07/07/15	Goldman Sachs & Co.	MXN	10,568	693,000	672,040	20,960
Expiring 07/07/15	Goldman Sachs & Co.	MXN	2,256	149,000	143,482	5,518
Expiring 07/07/15	Hong Kong & Shanghai Bank	MXN	15,092	982,000	959,674	22,326
Expiring 07/07/15	Hong Kong & Shanghai Bank	MXN	4,320	284,000	274,711	9,289
Expiring 07/07/15	UBS AG	MXN	27,167	1,778,772	1,727,540	51,232
Expiring 07/07/15	UBS AG	MXN	13,640	886,000	867,344	18,656
Expiring 07/07/15	UBS AG	MXN	6,912	455,493	439,510	15,983
Expiring 07/08/15	Goldman Sachs & Co.	MXN	10,810	699,295	687,337	11,958
Expiring 07/08/15	Hong Kong & Shanghai Bank	MXN	15,571	1,007,297	990,083	17,214
Expiring 07/08/15	UBS AG	MXN	7,944	513,823	505,132	8,691
Expiring 09/30/15	Goldman Sachs & Co.	MXN	5,927	379,000	374,650	4,350
Expiring 09/30/15	Goldman Sachs & Co.	MXN	4,882	317,000	308,605	8,395
Expiring 09/30/15	Hong Kong & Shanghai Bank	MXN	15,571	1,001,000	984,202	16,798
Expiring 09/30/15	UBS AG	MXN	7,944	509,000	502,131	6,869

				$294,219,114	$284,067,985	10,151,129

						$9,237,669

SEE NOTES TO FINANCIAL STATEMENTS.

A225

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2015:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2015	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
GBP	12,600	09/16/17	1.500%	3 Month LIBOR(1)	$(142,342)	$(108,635)	$33,707
GBP	4,200	03/16/18	1.500%	6 Month LIBOR(1)	(7,543)	(1,103)	6,440
MXN	419,600	05/16/16	3.960%	28 Day Mexican Interbank Rate(1)	—	93,819	93,819
MXN	584,800	01/13/20	4.930%	28 Day Mexican Interbank Rate(1)	—	(416,539)	(416,539)
MXN	309,400	06/02/20	5.620%	28 Day Mexican Interbank Rate(1)	147,533	277,656	130,123
MXN	104,300	03/16/22	5.580%	28 Day Mexican Interbank Rate(1)	—	(142,065)	(142,065)
MXN	17,900	08/26/24	5.980%	28 Day Mexican Interbank Rate(1)	(20,961)	(29,487)	(8,526)
	61,900	06/17/18	1.750%	3 Month LIBOR(1)	(891,360)	(958,927)	(67,567)
	5,100	12/17/19	2.250%	3 Month LIBOR(1)	(35,490)	(137,027)	(101,537)
	50,000	06/12/20	1.850%	3 Month LIBOR(1)	—	251,818	251,818
	193,800	06/17/20	2.250%	3 Month LIBOR(1)	(4,186,248)	(4,748,939)	(562,691)
	20,300	06/17/22	2.500%	3 Month LIBOR(1)	(556,200)	(517,661)	38,539
	2,800	06/17/25	2.750%	3 Month LIBOR(1)	(72,294)	(81,548)	(9,254)
	6,900	12/16/25	2.500%	3 Month LIBOR(1)	55,200	54,261	(939)
	2,400	06/15/45	2.500%	3 Month LIBOR(1)	60,000	217,540	157,540

					$(5,649,705)	$(6,246,837)	$(597,132)

(1)	Portfolio pays the floating rate and receives the fixed rate.

Cash of $1,137,000 and $217,000 have been segregated with Morgan Stanley and Credit Suisse First Boston Corp., respectively, and U.S. Treasury Securities with a combined market value of $1,088,389 has been segregated with Credit Suisse First Boston Corp. to cover the requirements for open exchange-traded interest rate swap contracts at June 30, 2015.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$10,080,396	$—
Residential Mortgage-Backed Securities	—	6,055,611	—
Commercial Mortgage-Backed Securities	—	28,419,396	—
Corporate Obligations	—	390,300,892	5,126,007
Municipal Bond	—	522,155	—
Residential Mortgage-Backed Securities	—	172,197,056	2,311,822
U.S. Government Agency Obligations	—	104,698,929	—
U.S. Treasury Obligations	—	230,886,332	—
Certificates of Deposit	—	34,494,362	—
Commercial Paper	—	10,271,522	—
Affiliated Money Market Mutual Fund	1,586,138	—	—
Options Written	—	(50,627)	—
Other Financial Instruments*
Financial Futures Contracts	145,194	—	—
Foreign Forward Currency Contracts	—	9,237,669	—
Exchange-traded interest rate swaps	—	(597,132)	—

Total	$1,731,332	$996,516,561	$7,437,829

SEE NOTES TO FINANCIAL STATEMENTS.

A226

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Corporate Obligations	Residential Mortgage-Backed Securities
Balance as of 12/31/14	$5,116,915	$4,919,527
Accrued discounts/premiums	—	429
Realized gain (loss)	—	(112,472)
Change in unrealized appreciation (depreciation)**	9,092	(30,041)
Purchases	—	—
Sales	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	(2,465,621)

Balance as of 6/30/15	$5,126,007	$2,311,822

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument and over-the-counter swap contracts which are recorded at fair value.

**	Of which, $(20,949) was relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of June 30, 2015	Valuation Methodology	Unobservable Inputs
Residential Mortgage-Backed Securities	$2,311,822	Market Approach	Single Broker Indicative Quote
Corporate Obligations	5,126,007	Model Pricing	Discretionary Adjustment Rate

	$7,437,829

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Residential Mortgage-Backed Securities	$2,465,621	L3 to L2	Single Broker Indicative Quote to Evaluated Bid

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2015 were as follows:

U.S. Treasury Obligations	25.6%
Residential Mortgage-Backed Securities	20.0
Banks	16.9
U.S. Government Agency Obligations	11.6
Consumer Finance	4.6
Diversified Financial Services	4.1
Certificates of Deposit	3.8
Oil, Gas & Consumable Fuels	3.2
Commercial Mortgage-Backed Securities	3.2
Capital Markets	2.5
Wireless Telecommunication Services	2.3
Diversified Telecommunication Services	1.9
Health Care Providers & Services	1.3
Commercial Paper	1.1
Non-Residential Mortgage-Backed Securities	1.1
Electric Utilities	0.9
Pharmaceuticals	0.9
Hotels, Restaurants & Leisure	0.8
Tobacco	0.8
Paper & Forest Products	0.5
Trading Companies & Distributors	0.5

Energy Equipment & Services	0.4%
Real Estate Investment Trusts (REITs)	0.4
Metals & Mining	0.3
Life Sciences Tools & Services	0.3
Household Durables	0.3
Media	0.2
Semiconductors & Semiconductor Equipment	0.2
Automobiles	0.2
Health Care Equipment & Supplies	0.2
Affiliated Money Market Mutual Fund	0.2
Internet Software & Services	0.1
Food & Staples Retailing	0.1
Municipal Bond	0.1

110.6
Liabilities in excess of other assets	(10.6)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A227

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2015 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$872,165	*	Due from/to broker-variation margin futures	$726,971	*
Interest rate contracts	Due from/to broker-variation margin swaps	711,986	*	Due from/to broker-variation margin swaps	1,309,118	*
Interest rate contracts	—	—		Options written outstanding, at value	50,627
Foreign exchange contracts	Unrealized appreciation on foreign currency forward contracts	12,212,814		Unrealized depreciation on foreign currency forward contracts	2,975,145

Total		$13,796,965			$5,061,861

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Futures	Options Written	Swaps	Forward Currency Contracts(2)	Total
Interest rate contracts	$63,177	$(574,894)	$576,307	$(12,624,795)	$—	$(12,560,205)
Foreign exchange contracts	(41,776)	—	(322,345)	—	5,423,145	5,059,024
Credit contracts	—	—	230,171	748,987	—	979,158

Total	$21,401	$(574,894)	$484,133	$(11,875,808)	$5,423,145	$(6,522,023)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value		Futures	Options Written	Swaps	Forward Currency Contracts(3)	Total
Interest rate contracts		$1,155,432	$113,418	$5,897,009	$—	$7,165,859
Foreign exchange contracts		—	—	—	1,924,938	1,924,938
Credit contracts		—	(155,146)	(431,556)	—	(586,702)

Total		$1,155,432	$(41,728)	$5,465,453	$1,924,938	$8,504,095

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

(2)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

(3)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A228

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

For the six months ended June 30, 2015, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)	Futures Contracts— Short Positions(1)	Forward Foreign Currency Exchange Contracts— Purchased(2)	Forward Foreign Currency Exchange Contracts— Sold(2)	Written Options(3)	Interest Rate Swap Agreements(3)	Credit Default Swap Agreements— Buy Protection(3)	Credit Default Swap Agreements— Sell Protection(3)
$184,943,715	$479,061,617	$210,237,307	$391,452,840	$122,249	$677,435	$7,133	$21,433

(1)	Value at Trade Date.

(2)	Value at Settlement Date.

(3)	Notional Amount in USD (000).

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received(3)	Net Amount
Barclays Capital Group	$1,346	$(1,346)	$—	$—
BNP Paribas	11,452	(11,452)	—	—
Citigroup Global Markets	71,061	(71,061)	—	—
Credit Suisse First Boston Corp.	2,736,897	—	(2,870,323)	—
Deutsche Bank AG	2,931,208	(375,595)	(3,090,308)	—
Goldman Sachs & Co.	1,412,830	(11,960)	(1,190,161)	210,709
Hong Kong & Shanghai Bank	604,939	(368,820)	—	236,119
JPMorgan Chase	4,341,650	(205,433)	(4,250,449)	—
UBS AG	101,431	(101,431)	—	—

	$12,212,814

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged(3)	Net Amount
Barclays Capital Group	$(2,785)	$1,346	$—	$(1,439)
BNP Paribas	(453,300)	11,452	361,963	(79,885)
Citigroup Global Markets	(89,814)	71,061	—	(18,753)
Credit Suisse First Boston Corp.	—	—	—	—
Deutsche Bank AG	(375,595)	375,595	—	—
Goldman Sachs & Co.	(11,960)	11,960	—	—
Hong Kong & Shanghai Bank	(368,820)	368,820	—	—
JPMorgan Chase	(205,433)	205,433	—	—
UBS AG	(1,518,065)	101,431	1,574,620	—

	$(3,025,772)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized appreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Amounts shown reflect actual collateral received or pledged by the Portfolio. Such amounts are applied up to 100% of the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A229

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2015

ASSETS:
Investments at value:
Unaffiliated investments (cost $999,049,053)	$995,364,480
Affiliated investments (cost $1,586,138)	1,586,138
Foreign currency, at value (cost $37,967,426)	37,976,625
Deposit with broker	1,702,000
Receivable for investments sold	84,416,114
Unrealized appreciation on foreign currency forward contracts	12,212,814
Dividends and interest receivable	4,469,049
Receivable for fund share sold	3,095,524
Due from broker-variation margin futures	1,554,297
Due from broker-variation margin swaps	626,223
Prepaid expenses	10,369

Total Assets	1,143,013,633

LIABILITIES:
Payable for investments purchased	223,268,521
Due to broker	11,400,000
Payable to custodian	3,756,367
Unrealized depreciation on foreign currency forward contracts	2,975,145
Advisory fees payable	232,195
Payable for fund share repurchased	182,626
Accrued expenses and other liabilities	139,378
Options written outstanding, at value (premiums received $150,255)	50,627
Distribution fee payable	12,330
Affiliated transfer agent fee payable	350

Total Liabilities	242,017,539

NET ASSETS	$900,996,094

Net assets were comprised of:
Paid-in capital	$900,664,672
Retained earnings	331,422

Net assets, June 30, 2015.	$900,996,094

Net asset value and redemption price per share, $900,996,094 / 86,304,008 outstanding shares of beneficial interest	$10.44

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2015

INCOME
Interest income	$7,517,348
Affiliated dividend income	1,321

7,518,669

EXPENSES
Advisory fees	2,866,274
Distribution fee	457,280
Custodian and accounting fees	139,000
Audit fee	29,000
Interest expense	9,213
Trustees’ fees	9,000
Insurance expenses	7,000
Legal fees and expenses	5,000
Shareholders’ reports	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Miscellaneous	9,291

Total expenses	3,539,058

NET INVESTMENT INCOME	3,979,611

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	4,260,626
Futures transactions	(574,894)
Options written transactions	484,133
Swap agreements transactions	(11,875,808)
Foreign currency transactions	(13,886,660)

(21,592,603)

Net change in unrealized appreciation (depreciation) on:
Investments	17,136,717
Futures	1,155,432
Options written	(41,728)
Swap agreements	5,465,453
Foreign currencies	2,412,146

26,128,020

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	4,535,417

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,515,028

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2015	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$3,979,611	$14,771,578
Net realized loss on investment and foreign currency transactions	(21,592,603)	(15,353,006)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	26,128,020	348,901

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	8,515,028	(232,527)

FUND SHARE TRANSACTIONS:
Fund share sold [4,254,375 and 4,317,063 shares, respectively]	44,341,952	44,860,250
Fund share repurchased [6,767,188 and 17,169,483 shares, respectively]	(70,587,842)	(178,446,551)

NET DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(26,245,890)	(133,586,301)

TOTAL DECREASE IN NET ASSETS	(17,730,862)	(133,818,828)
NET ASSETS:
Beginning of period	918,726,956	1,052,545,784

End of period	$900,996,094	$918,726,956

SEE NOTES TO FINANCIAL STATEMENTS.

A230

AST PRESERVATION ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

LONG-TERM INVESTMENTS — 91.6%
AFFILIATED MUTUAL FUNDS	Shares	Value (Note 2)
AST AQR Emerging Markets Equity Portfolio*	515,211	$5,239,693
AST AQR Large-Cap Portfolio*	29,704,449	403,980,507
AST Boston Partners Large-Cap Value Portfolio*	4,906,329	89,785,813
AST ClearBridge Dividend Growth Portfolio*	6,710,143	87,768,669
AST Goldman Sachs Large-Cap Value Portfolio*	3,357,312	90,681,007
AST Goldman Sachs Mid-Cap Growth Portfolio*	929,808	7,317,590
AST Goldman Sachs Small-Cap Value Portfolio*	1,988,052	36,699,437
AST Goldman Sachs Strategic Income Portfolio*	29,642,929	286,943,554
AST Herndon Large-Cap Value Portfolio*	5,056,082	66,082,994
AST High Yield Portfolio*	30,173,748	259,795,970
AST International Growth Portfolio*	13,142,523	189,646,601
AST International Value Portfolio*	10,360,685	190,014,967
AST Jennison Large-Cap Growth Portfolio*	4,918,616	111,554,205
AST Large-Cap Value Portfolio*	3,952,878	90,244,206
AST Loomis Sayles Large-Cap Growth Portfolio*	3,816,105	126,465,719
AST Lord Abbett Core Fixed Income Portfolio*	45,515,662	543,912,156
AST MFS Growth Portfolio*	6,123,602	105,264,723
AST MFS Large-Cap Value Portfolio*	4,391,393	67,539,629
AST Mid-Cap Value Portfolio*	379,568	7,887,433
AST Money Market Portfolio*	86,979,481	86,979,481
AST Neuberger Berman Core Bond Portfolio*	26,810,575	290,090,425
AST Neuberger Berman Mid-Cap Growth Portfolio*	206,378	7,970,305
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	277,757	7,829,979
AST Parametric Emerging Markets Equity Portfolio*	537,394	4,573,221
AST PIMCO Limited Maturity Bond Portfolio*	11,019,640	115,045,039
AST Prudential Core Bond Portfolio*	130,649,733	1,460,664,019
AST QMA Emerging Markets Equity Portfolio*	292,388	2,874,175
AST QMA International Core Equity Portfolio*	8,648,663	93,837,991
AST QMA Large-Cap Portfolio*	29,088,093	401,706,568
AST Small-Cap Growth Opportunities Portfolio*	2,563,152	40,651,588
AST Small-Cap Growth Portfolio*	1,172,870	41,578,243
AST Small-Cap Value Portfolio*	2,192,634	48,106,390
AST T. Rowe Price Equity Income Portfolio*	3,429,851	44,656,655
AST T. Rowe Price Large-Cap Growth Portfolio*	3,654,510	86,502,248

AFFILIATED MUTUAL FUNDS (continued)	Shares	Value (Note 2)
AST T. Rowe Price Natural Resources Portfolio*	168,059	$3,374,630
AST Templeton Global Bond Portfolio*	131,706	1,411,890
AST Western Asset Core Plus Bond Portfolio*	92,814,744	1,056,231,783
AST Western Asset Emerging Markets Debt Portfolio*	6,005,084	58,309,367

TOTAL LONG-TERM INVESTMENTS (cost $5,916,026,991)(w)		6,619,218,870

SHORT-TERM INVESTMENTS — 8.1%
AFFILIATED MONEY MARKET MUTUAL FUND — 7.9%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $567,862,008)(w)(Note 4)	567,862,008	567,862,008

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(k)(n) — 0.2%
U.S. Treasury Bills
0.065%	09/17/15	200	200,000
0.150%	09/17/15	16,550	16,550,000

TOTAL U.S. TREASURY OBLIGATIONS (cost $16,744,593)			16,750,000

TOTAL SHORT-TERM INVESTMENTS (cost $584,606,601)			584,612,008

TOTAL INVESTMENTS — 99.7% (cost $6,500,633,592)			7,203,830,878
Other assets in excess of liabilities(x) — 0.3%			24,403,207

NET ASSETS — 100.0%			$7,228,234,085

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects yield to maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A231

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Futures contracts outstanding at June 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2015	Unrealized Appreciation (Depreciation)(1)
Long Positions:
615	2 Year U.S. Treasury Notes	Sep. 2015	$134,406,328	$134,646,563	$240,235
1,563	10 Year U.S. Treasury Notes	Sep. 2015	197,914,875	197,206,641	(708,234)
158	CAC40 10 Euro	Jul. 2015	8,479,699	8,431,258	(48,441)
29	DAX Index	Sep. 2015	8,876,800	8,892,158	15,358
655	Euro STOXX 50	Sep. 2015	25,084,248	25,090,637	6,389
44	FTSE 100 Index	Sep. 2015	4,608,510	4,489,598	(118,912)
94	Russell 2000 Mini Index	Sep. 2015	11,847,760	11,753,760	(94,000)
903	S&P 500 E-Mini	Sep. 2015	94,123,860	92,756,160	(1,367,700)
39	S&P 500 Index	Sep. 2015	20,325,825	20,030,400	(295,425)
101	TOPIX Index	Sep. 2015	13,630,069	13,455,938	(174,131)

					$(2,544,861)

(1)	U.S. Treasury securities with a combined market value of $16,750,000 have been segregated with Goldman Sachs & Co. to cover requirements for open contracts at June 30, 2015.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$7,187,080,878	$—	$—
U.S. Treasury Obligations	—	16,750,000	—
Other Financial Instruments*
Financial Futures Contracts	(2,544,861)	—	—

Total	$7,184,536,017	$16,750,000	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

The investment allocation of Portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2015 were as follows:

Investment Type
Core Bonds	51.9%
Large/Mid-Cap Growth	17.9
Money Market	9.1
Large/Mid-Cap Value	5.8
International Value	3.9
High Yield	3.6
International Growth	2.6
Large/Mid-Cap Blend	1.2

Small-Cap Value	1.2%
Small-Cap Growth	1.2
Emerging Markets	1.0
U.S. Treasury Obligations	0.2
Sector	0.1

99.7
Other assets in excess of liabilities	0.3

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A232

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are interest rate risk and equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2015 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$240,235	*	Due from/to broker-variation margin futures	$708,234	*
Equity contracts	Due from/to broker-variation margin futures	21,747	*	Due from/to broker-variation margin futures	2,098,609	*

Total		$261,982			$2,806,843

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$3,419,770
Equity contracts	17,612,756

Total	$21,032,526

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(1,551,468)
Equity contracts	(11,389,403)

Total	$(12,940,871)

For the six months ended June 30, 2015, the Portfolio’s average value at trade date for futures long position was $539,072,083.

SEE NOTES TO FINANCIAL STATEMENTS.

A233

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2015

ASSETS:
Investments at value:
Affiliated investments (cost $6,483,888,999)	$7,187,080,878
Unaffiliated investments (cost $16,744,593)	16,750,000
Foreign currency, at value (cost $29,180,693)	29,600,189
Receivable for fund share sold	1,549,972
Dividends and interest receivable	84,627
Prepaid expenses	767

Total Assets	7,235,066,433

LIABILITIES:
Payable for fund share repurchased	6,061,075
Advisory fees payable	393,798
Due to broker-variation margin futures	264,858
Accrued expenses and other liabilities	111,179
Deferred trustees’ fees	1,088
Affiliated transfer agent fee payable	350

Total Liabilities	6,832,348

NET ASSETS	$7,228,234,085

Net assets were comprised of:
Paid-in capital	$5,310,556,080
Retained earnings	1,917,678,005

Net assets, June 30, 2015	$7,228,234,085

Net asset value and redemption price per share, $7,228,234,085 / 513,344,431 outstanding shares of beneficial interest	$14.08

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2015

INCOME
Affiliated dividend income	$458,359
Interest income	8,906

467,265

EXPENSES
Advisory fees	5,529,882
Custodian and accounting fees	166,000
Trustees’ fees	38,000
Audit fee	12,000
Legal fees and expenses	12,000
Insurance expenses	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Shareholders’ reports	2,000
Miscellaneous	13,766

Total expenses	5,781,648

NET INVESTMENT LOSS	(5,314,383)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated $165,880,673)	165,890,131
Futures transactions	21,032,526
Foreign currency transactions	(2,298,991)

184,623,666

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated $(79,070,082))	(79,065,531)
Futures	(12,940,871)
Foreign currencies	2,035,326

(89,971,076)

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	94,652,590

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$89,338,207

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2015	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment loss	$(5,314,383)	$(11,021,078)
Net realized gain on investment and foreign currency transactions	184,623,666	247,895,321
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(89,971,076)	189,521,820

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	89,338,207	426,396,063

FUND SHARE TRANSACTIONS:
Fund share sold [1,635,320 and 7,771,826 shares, respectively]	23,173,075	106,004,965
Fund share repurchased [26,354,561 and 52,559,397 shares, respectively]	(372,497,226)	(713,364,139)

NET DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(349,324,151)	(607,359,174)

TOTAL DECREASE IN NET ASSETS	(259,985,944)	(180,963,111)
NET ASSETS:
Beginning of period	7,488,220,029	7,669,183,140

End of period	$7,228,234,085	$7,488,220,029

SEE NOTES TO FINANCIAL STATEMENTS.

A234

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

LONG-TERM INVESTMENTS — 84.1%
COMMON STOCKS — 62.7%	Shares	Value (Note 2)
Aerospace & Defense — 1.3%
Airbus Group SE (France)	30,732	$2,001,805
BAE Systems PLC (United Kingdom)	134,763	954,847
Curtiss-Wright Corp.(a)	20,100	1,456,044
Ducommun, Inc.*	10,800	277,236
General Dynamics Corp.	159,900	22,656,231
Huntington Ingalls Industries, Inc.	154,441	17,388,512
KLX, Inc.*	94,600	4,174,698
Korea Aerospace Industries Ltd. (South Korea)	1,611	114,647
L-3 Communications Holdings, Inc.	41,200	4,671,256
Lockheed Martin Corp.	97,700	18,162,430
Northrop Grumman Corp.	104,500	16,576,835
QinetiQ Group PLC (United Kingdom)	26,640	93,796
Raytheon Co.	90,600	8,668,608
Safran SA (France)	23,860	1,621,515
Triumph Group, Inc.	18,100	1,194,419

		100,012,879

Air Freight & Logistics — 0.5%
CTT-Correios de Portugal SA (Portugal)	310,010	3,199,899
Expeditors International of Washington, Inc.	52,100	2,402,071
FedEx Corp.	72,300	12,319,920
Freightways Ltd. (New Zealand)	58,931	231,815
Oesterreichische Post AG (Austria)	1,907	87,730
Park-Ohio Holdings Corp.	7,200	348,912
United Parcel Service, Inc. (Class B Stock)	165,900	16,077,369

		34,667,716

Airlines — 0.5%
Air New Zealand Ltd. (New Zealand)	1,304,818	2,254,404
Alaska Air Group, Inc.	180,600	11,636,058
Allegiant Travel Co.	14,000	2,490,320
Cathay Pacific Airways Ltd. (Hong Kong)	248,000	609,314
International Consolidated Airlines Group SA (United Kingdom)*	34,611	270,019
JetBlue Airways Corp.*(a)	162,900	3,381,804
Ryanair Holdings PLC (Ireland), ADR	24,400	1,740,940
Southwest Airlines Co.	487,500	16,131,375
Turk Hava Yollari Anonim Ortakligi (Turkey)*	317,336	1,041,654

		39,555,888

Auto Components — 0.5%
American Axle & Manufacturing Holdings, Inc.*(a)	32,000	669,120
Brembo SpA (Italy)	1,583	67,531
Cie Generale des Etablissements Michelin (France)	18,849	1,983,369
Continental AG (Germany)	18,175	4,303,437
Cooper Tire & Rubber Co.	23,600	798,388
Dana Holding Corp.	545,100	11,218,158
Drew Industries, Inc.	2,600	150,852
Faurecia (France)	89,454	3,698,135
Gentex Corp.	343,100	5,633,702
Hyundai Mobis Co. Ltd. (South Korea)	2,422	459,811
Johnson Controls, Inc.	136,500	6,760,845
NHK Spring Co. Ltd. (Japan)	80,500	886,335
NOK Corp. (Japan)	68,100	2,109,997
Tower International, Inc.*	17,800	463,690
Toyota Industries Corp. (Japan)	7,100	404,319

COMMON STOCKS (continued)	Shares	Value (Note 2)
Auto Components (continued)
Valeo SA (France)	3,348	$529,598

		40,137,287

Automobiles — 0.6%
China Motor Corp. (Taiwan)	38,000	29,619
Chongqing Changan Automobile Co. Ltd. (China) (Class B Stock)	31,159	79,573
Daimler AG (Germany)	89,498	8,152,893
Fiat Chrysler Automobiles NV (United Kingdom)*	39,699	582,392
Ford Otomotiv Sanayi A/S (Turkey)	2,564	34,301
Fuji Heavy Industries Ltd. (Japan)	51,900	1,908,404
Geely Automobile Holdings Ltd. (China)	2,020,000	1,076,897
Great Wall Motor Co. Ltd. (China) (Class H Stock)	39,500	195,373
Hyundai Motor Co. (South Korea)	5,749	699,863
Kia Motors Corp. (South Korea)	9,680	392,717
Mahindra & Mahindra Ltd. (India), GDR	18,886	383,386
Peugeot SA (France)*	263,138	5,426,401
Renault SA (France)	11,088	1,162,551
Tata Motors Ltd. (India), ADR	33,100	1,140,957
Thor Industries, Inc.	311,200	17,514,336
Tofas Turk Otomobil Fabrikasi A/S (Turkey)	6,890	47,019
Toyota Motor Corp. (Japan)	84,600	5,661,202
Volkswagen AG (Germany)	1,574	364,455

		44,852,339

Banks — 4.2%
1st Source Corp.	15,900	542,508
Abu Dhabi Commercial Bank PJSC (United Arab Emirates)	146,066	304,169
Agricultural Bank of China Ltd. (China) (Class H Stock)*	767,000	412,043
Akbank TAS (Turkey)	82,341	238,013
Australia & New Zealand Banking Group Ltd. (Australia)	263,634	6,542,658
Banc of California, Inc.	23,500	323,125
BancFirst Corp.	5,700	373,065
Banco do Brasil SA (Brazil)	30,700	238,463
Banco Santander Chile (Chile)	2,413,512	121,983
Banco Santander SA (Spain)	953,788	6,708,976
Bank Hapoalim BM (Israel)	603,813	3,249,695
Bank Leumi Le-Israel BM (Israel)*	54,938	232,141
Bank Negara Indonesia Persero Tbk PT (Indonesia)	2,184,400	866,032
Bank of America Corp.	1,453,400	24,736,868
Bank of China Ltd. (China) (Class H Stock)	2,806,000	1,821,042
Bank of Communications Co. Ltd. (China) (Class H Stock)	1,368,000	1,423,922
Bank of Yokohama Ltd. (The) (Japan)	13,000	79,612
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	402,800	311,754
BBCN Bancorp, Inc.	148,600	2,197,794
Berkshire Hills Bancorp, Inc.	47,600	1,355,648
Camden National Corp.	5,500	212,850
Cardinal Financial Corp.	13,200	287,628
Cathay General Bancorp(a)	82,048	2,662,458
China Construction Bank Corp. (China) (Class H Stock)	2,559,000	2,334,207

SEE NOTES TO FINANCIAL STATEMENTS.

A235

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Banks (continued)
China Development Financial Holding Corp. (Taiwan)	513,000	$194,382
China Everbright Bank Co. Ltd. (China) (Class H Stock)	1,777,000	1,064,336
Chongqing Rural Commercial Bank Co. Ltd. (China) (Class H Stock)	1,427,000	1,141,415
Citigroup, Inc.	213,700	11,804,788
Commonwealth Bank of Australia (Australia) .	18,843	1,235,668
Credit Agricole SA (France)	27,210	406,245
CTBC Financial Holding Co. Ltd. (Taiwan)	1,694,000	1,334,312
DGB Financial Group, Inc. (South Korea)	20,163	211,160
DnB ASA (Norway)	251,024	4,180,457
Dubai Islamic Bank PJSC (United Arab Emirates)	116,753	216,098
Eagle Bancorp, Inc.*	5,900	259,364
East West Bancorp, Inc.	240,045	10,758,817
Enterprise Financial Services Corp.	20,500	466,785
Fidelity Southern Corp.	25,056	436,977
Financial Institutions, Inc.	15,100	375,084
FinecoBank Banca Fineco SpA (Italy)	9,767	72,343
First Bancorp	18,000	300,240
First Community Bancshares, Inc.	17,000	309,740
First Financial Corp.	10,600	379,056
First Financial Holding Co. Ltd. (Taiwan)	264,470	162,005
First International Bank of Israel Ltd. (Israel) .	59,233	843,785
First Interstate Bancsystem, Inc. (Class A Stock)	27,000	748,980
First Merchants Corp.	34,900	862,030
First NBC Bank Holding Co.*	39,600	1,425,600
First Niagara Financial Group, Inc.	58,900	556,016
Fulton Financial Corp.	315,100	4,115,206
Great Southern Bancorp, Inc.	14,200	598,388
Great Western Bancorp, Inc.	79,800	1,923,978
Grupo Financiero Inbursa SAB de CV (Mexico) (Class O Stock)	32,800	74,396
Hanmi Financial Corp.	32,200	799,848
Heartland Financial USA, Inc.	18,600	692,292
Hilltop Holdings, Inc.*	170,700	4,112,163
Horizon Bancorp	10,500	262,080
HSBC Holdings PLC (United Kingdom)	856,123	7,666,031
Hua Nan Financial Holdings Co. Ltd. (Taiwan)	1,323,550	761,365
ICICI Bank Ltd. (India), ADR	18,700	194,854
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	2,616,000	2,075,865
Industrial Bank of Korea (South Korea)	13,421	173,620
ING Groep NV (Netherlands), CVA	175,784	2,918,965
International Bancshares Corp.	40,815	1,096,699
Intesa Sanpaolo SpA (Italy) (Savings Share) .	44,315	141,482
JPMorgan Chase & Co.	716,400	48,543,264
KB Financial Group, Inc. (South Korea)	17,343	572,803
KBC Groep NV (Belgium)	62,704	4,203,571
KeyCorp	755,300	11,344,606
Komercni Banka A/S (Czech Republic)	1,702	377,296
Lakeland Financial Corp.	7,300	316,601
MainSource Financial Group, Inc.	20,200	443,390
Mega Financial Holding Co. Ltd. (Taiwan)	600,526	540,911
MidWestOne Financial Group, Inc.(a)	6,500	213,980
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,280,300	9,211,075

COMMON STOCKS (continued)	Shares	Value (Note 2)
Banks (continued)
Mizuho Financial Group, Inc. (Japan)	3,489,700	$7,550,777
National Penn Bancshares, Inc.	190,100	2,144,328
Nedbank Group Ltd. (South Africa)	11,764	233,605
Nordea Bank AB (Sweden)	135,599	1,691,158
Old National Bancorp	104,200	1,506,732
Oversea-Chinese Banking Corp. Ltd. (Singapore)	135,195	1,020,987
Pacific Continental Corp.	22,310	301,854
Preferred Bank	14,500	435,725
PrivateBancorp, Inc.	4,700	187,154
Prosperity Bancshares, Inc.(a)	98,800	5,704,712
Qatar Islamic Bank SAQ (Qatar)	3,540	104,291
Regions Financial Corp.	1,723,900	17,859,604
Resona Holdings, Inc. (Japan)	713,900	3,893,702
Sberbank of Russia (Russia), ADR	105,143	548,846
Seacoast Banking Corp. of Florida*	8,100	127,980
Signature Bank*	81,400	11,916,146
SinoPac Financial Holdings Co. Ltd. (Taiwan)	2,307,000	1,020,404
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	346,779	4,435,769
Spar Nord Bank A/S (Denmark)	28,368	313,915
Sparebank 1 Nord Norge (Norway)	59,833	315,174
SpareBank 1 SMN (Norway)	98,680	823,205
Standard Bank Group Ltd. (South Africa)	64,363	846,978
State Bank of India (India), GDR, RegS	5,439	224,903
Stock Yards Bancorp, Inc.	9,500	359,005
Sumitomo Mitsui Financial Group, Inc. (Japan)	140,200	6,241,592
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	662,000	3,028,386
SVB Financial Group*	35,900	5,168,882
Svenska Handelsbanken AB (Sweden) (Class A Stock)	66,859	976,025
Sydbank A/S (Denmark)	3,184	121,622
TCF Financial Corp.	265,500	4,409,955
TMB Bank PCL (Thailand)	467,000	32,354
Trustmark Corp.	98,100	2,450,538
Turkiye Is Bankasi (Turkey) (Class C Stock)	349,634	735,260
U.S. Bancorp	147,500	6,401,500
United Community Banks, Inc.	23,200	484,184
Univest Corp. of Pennsylvania	19,600	399,056
VTB Bank OJSC (Russia), GDR, RegS	21,915	59,828
Wells Fargo & Co.	217,500	12,232,200
Wilshire Bancorp, Inc.	164,950	2,083,319
Woori Bank (South Korea)	102,944	902,894
Yadkin Financial Corp.*	20,700	433,665

		310,425,280

Beverages — 1.0%
AMBEV SA (Brazil)	171,700	1,052,588
Anheuser-Busch InBev NV (Belgium)	30,693	3,693,617
Arca Continental SAB de CV (Mexico)	86,100	488,964
C&C Group PLC (Ireland)	305,034	1,195,678
Carlsberg A/S (Denmark) (Class B Stock)	7,122	645,294
Cia Cervecerias Unidas SA (Chile)	5,251	55,729
Coca-Cola Bottling Co. Consolidated	3,200	483,424
Coca-Cola Co. (The)	746,400	29,281,272
Heineken NV (Netherlands)	10,194	775,025
PepsiCo, Inc.	368,718	34,416,138

SEE NOTES TO FINANCIAL STATEMENTS.

A236

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Beverages (continued)
Pernod Ricard SA (France)	8,603	$994,530
SABMiller PLC (United Kingdom)	43,980	2,280,367
Vina Concha y Toro SA (Chile)	142,187	247,797

		75,610,423

Biotechnology — 1.7%
Alkermes PLC*	8,400	540,456
Amgen, Inc.	202,900	31,149,208
Biogen, Inc.*	63,600	25,690,584
BioSpecifics Technologies Corp.*	5,700	294,120
Cepheid, Inc.*	7,100	434,165
Dyax Corp.*(a)	33,600	890,400
Emergent Biosolutions, Inc.*	68,000	2,240,600
Enanta Pharmaceuticals, Inc.*(a)	15,300	688,347
Five Prime Therapeutics, Inc.*	48,700	1,209,708
Genomic Health, Inc.*(a)	15,406	428,133
Gilead Sciences, Inc.	240,500	28,157,740
Halozyme Therapeutics, Inc.*(a)	70,600	1,594,148
ImmunoGen, Inc.*	113,900	1,637,882
Infinity Pharmaceuticals, Inc.*(a)	86,500	947,175
Insys Therapeutics, Inc.*(a)	30,800	1,106,336
MiMedx Group, Inc.*(a)	236,800	2,744,512
Novavax, Inc.*	38,500	428,890
Ophthotech Corp.*	8,100	421,686
Portola Pharmaceuticals, Inc.*	7,100	323,405
Prothena Corp. PLC (Ireland)*	64,600	3,402,482
Regeneron Pharmaceuticals, Inc.*(a)	9,400	4,795,222
Repligen Corp.*	65,200	2,690,804
United Therapeutics Corp.*(a)	76,200	13,254,990

		125,070,993

Building Products — 0.5%
A.O. Smith Corp.	296,068	21,310,974
American Woodmark Corp.*	34,700	1,903,295
Asahi Glass Co. Ltd. (Japan)	157,000	942,555
Central Glass Co. Ltd. (Japan)	16,000	67,004
Continental Building Products, Inc.*	29,100	616,629
Fortune Brands Home & Security, Inc.(a)	247,600	11,345,032
KCC Corp. (South Korea)	891	392,064
Patrick Industries, Inc.*	13,250	504,163
Quanex Building Products Corp.	6,700	143,581
Trex Co., Inc.*(a)	21,300	1,052,859
Universal Forest Products, Inc.	26,600	1,383,998

		39,662,154

Capital Markets — 1.3%
3i Group PLC (United Kingdom)	463,118	3,757,803
Bank of New York Mellon Corp. (The)	148,100	6,215,757
BGC Partners, Inc. (Class A Stock)	79,200	693,000
BT Investment Management Ltd. (Australia)	9,058	59,082
China Cinda Asset Management Co. Ltd. (China) (Class H Stock)*	202,000	112,345
China Galaxy Securities Co. Ltd. (China) (Class H Stock)*	121,000	157,272
CITIC Securities Co. Ltd (China) (Class H Stock)	141,000	507,177
Deutsche Beteiligungs AG (Germany)	28,649	882,640
Franklin Resources, Inc.	287,300	14,086,319
GAMCO Investors, Inc. (Class A Stock)	7,500	515,325

COMMON STOCKS (continued)	Shares	Value (Note 2)
Capital Markets (continued)
GF Securities Co. Ltd. (China) (Class H Stock)*	34,400	$88,490
Goldman Sachs Group, Inc. (The)	130,700	27,288,853
Haitong Securities Co. Ltd. (China) (Class H Stock)	59,600	157,197
Henderson Group PLC (United Kingdom)	775,753	3,182,698
INTL. FCStone, Inc.*	54,700	1,818,228
Invesco Ltd. (Bermuda)	19,400	727,306
Macquarie Group Ltd. (Australia)	69,294	4,341,651
Man Strategic Holdings PLC (United Kingdom)	74,228	182,946
Mediobanca SpA (Italy)	25,747	252,441
Piper Jaffray Cos.*	138,900	6,061,596
Schroders PLC (United Kingdom)	46,622	2,326,273
SEI Investments Co.	162,831	7,983,604
State Street Corp.	45,100	3,472,700
UBS Group AG (Switzerland)*	124,572	2,642,979
Waddell & Reed Financial, Inc. (Class A Stock)	189,136	8,948,024
Westwood Holdings Group, Inc.	10,200	607,614
Yuanta Financial Holding Co. Ltd. (Taiwan)* .	353,075	190,959

		97,260,279

Chemicals — 1.6%
Air Liquide SA (France)	24,648	3,127,604
Asahi Kasei Corp. (Japan)	69,000	565,978
BASF SE (Germany)	39,392	3,466,225
Cabot Corp.	256,700	9,572,343
Chemtura Corp.*	57,900	1,639,149
Cytec Industries, Inc.(a)	14,100	853,473
Denki Kagaku Kogyo KK (Japan)	18,000	79,984
Dow Chemical Co. (The)	123,600	6,324,612
Ferro Corp.*	61,100	1,025,258
FutureFuel Corp.	49,889	642,071
Grupa Azoty SA (Poland)*	2,047	44,974
Hanwha Corp. (South Korea)	2,538	107,296
Hyosung Corp. (South Korea)	8,902	1,146,289
K+S AG (Germany)	148,159	6,247,555
Kuraray Co. Ltd. (Japan)	14,700	179,566
Kureha Corp. (Japan)	14,000	55,014
LG Chem Ltd. (South Korea)	5,442	1,357,160
LyondellBasell Industries NV (Class A Stock)	216,900	22,453,488
Minerals Technologies, Inc.	17,300	1,178,649
Mosaic Co. (The)	307,100	14,387,635
Nan Ya Plastics Corp. (Taiwan)	213,000	499,954
Nippon Soda Co. Ltd. (Japan)	69,000	443,512
Nitto Denko Corp. (Japan)	8,600	706,252
RPM International, Inc.	54,600	2,673,762
Scotts Miracle-Gro Co. (The) (Class A Stock)	36,100	2,137,481
Sherwin-Williams Co. (The)	51,200	14,081,024
Stepan Co.	51,100	2,765,021
Sumitomo Chemical Co. Ltd (Japan)	27,000	162,227
Tosoh Corp. (Japan)	23,000	142,913
Trecora Resources*	25,725	388,447
Tredegar Corp.	30,900	683,199
Trinseo SA*(a)	25,000	671,000
Valspar Corp. (The)	113,352	9,274,461
Westlake Chemical Corp.	73,300	5,027,647

SEE NOTES TO FINANCIAL STATEMENTS.

A237

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Chemicals (continued)
Yara International ASA (Norway)	78,889	$4,110,758

		118,221,981

Commercial Services & Supplies — 0.5%
China Everbright International Ltd. (China)	88,000	157,608
Copart, Inc.*	156,100	5,538,428
Deluxe Corp.	176,500	10,943,000
Ennis, Inc.	12,800	237,952
Herman Miller, Inc.	39,100	1,131,163
Intrum Justitia AB (Sweden)	4,399	133,215
Kimball International, Inc. (Class B Stock)	36,400	442,624
MSA Safety, Inc.	38,900	1,887,039
Quad/Graphics, Inc.	28,600	529,386
Rollins, Inc.	69,501	1,982,863
RR Donnelley & Sons Co.(a)	243,800	4,249,434
Secom Co. Ltd. (Japan)	9,100	591,187
Societe BIC SA (France)	1,284	204,700
Steelcase, Inc. (Class A Stock)	98,600	1,864,526
UniFirst Corp.	14,100	1,577,085
West Corp.	76,300	2,296,630

		33,766,840

Communications Equipment — 0.9%
Brocade Communications Systems, Inc.	45,200	536,976
Cisco Systems, Inc.	1,166,100	32,021,106
F5 Networks, Inc.*	22,200	2,671,770
Juniper Networks, Inc.	252,500	6,557,425
Pace PLC (United Kingdom)	12,603	73,679
Polycom, Inc.*	726,652	8,312,899
QUALCOMM, Inc.	205,400	12,864,202
ShoreTel, Inc.*	94,100	637,998

		63,676,055

Construction & Engineering — 0.3%
Aegion Corp.*	84,700	1,604,218
Argan, Inc.	40,900	1,649,497
Burkhalter Holding AG (Switzerland)	877	102,244
China Communications Construction Co. Ltd. (China) (Class H Stock)	573,000	855,585
China Railway Group Ltd. (China) (Class H Stock)	933,000	1,005,840
Chudenko Corp. (Japan)	7,300	140,103
EMCOR Group, Inc.	19,200	917,184
Ferrovial SA (Spain)	24,049	522,500
Galliford Try PLC (United Kingdom)	131,438	3,591,365
Hazama Ando Corp. (Japan)	210,000	1,136,953
Hyundai Development Co-Engineering & Construction (South Korea)	2,039	120,791
Implenia AG (Switzerland)	942	52,638
KBR, Inc.	245,100	4,774,548
Kier Group PLC (United Kingdom)	4,061	90,704
Kinden Corp. (Japan)	33,000	436,373
MYR Group, Inc.*	43,800	1,356,048
Obayashi Corp. (Japan)	29,000	211,472
Porr AG (Austria)	5,232	166,646
Skanska AB (Sweden) (Class B Stock)	16,672	337,842
Taisei Corp. (Japan)	179,000	1,027,638

		20,100,189

Construction Materials — 0.2%
Adelaide Brighton Ltd. (Australia)	29,555	98,142

COMMON STOCKS (continued)	Shares	Value (Note 2)
Construction Materials (continued)
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	46,500	$162,924
China National Building Material Co. Ltd. (China) (Class H Stock)	158,000	149,180
China Resources Cement Holdings Ltd. (Hong Kong)	1,480,000	824,909
CSR Ltd. (Australia)	30,794	86,378
Headwaters, Inc.*	142,700	2,599,994
Sumitomo Osaka Cement Co. Ltd. (Japan)	651,000	2,407,811
United States Lime & Minerals, Inc.	8,200	476,584
Vulcan Materials Co.	68,900	5,782,777

		12,588,699

Consumer Finance — 0.1%
Cembra Money Bank AG (Switzerland)*	1,110	67,724
Discover Financial Services	31,700	1,826,554
Enova International, Inc.*	19,300	360,524
Nelnet, Inc. (Class A Stock)	113,500	4,915,685
Provident Financial PLC (United Kingdom)	42,009	1,931,390
Samsung Card Co. Ltd. (South Korea)	16,347	541,423

		9,643,300

Containers & Packaging — 0.4%
Bemis Co., Inc.(a)	252,600	11,369,526
Greif, Inc. (Class A Stock)	103,100	3,696,135
Klabin SA (Brazil), UTS	16,900	103,386
Mayr Melnhof Karton AG (Austria)	2,886	326,090
Packaging Corp. of America	188,842	11,800,737
Rexam PLC (United Kingdom)	73,641	638,688
Smurfit Kappa Group PLC (Ireland)	6,437	177,416

		28,111,978

Distributors
Canon Marketing Japan, Inc. (Japan)	92,300	1,569,646
Inchcape PLC (United Kingdom)	18,278	232,668
LKQ Corp.*	50,500	1,527,373

		3,329,687

Diversified Consumer Services — 0.2%
American Public Education, Inc.*	36,600	941,352
Apollo Education Group, Inc.*(a)	419,800	5,407,024
Capella Education Co.	12,800	686,976
Grand Canyon Education, Inc.*(a)	53,600	2,272,640
K12, Inc.*	24,000	303,600
Service Corp. International	61,700	1,815,831
Strayer Education, Inc.*	19,000	818,900

		12,246,323

Diversified Financial Services — 1.0%
Banca IFIS SpA (Italy)	12,017	261,081
Berkshire Hathaway, Inc. (Class B Stock)*	317,486	43,213,019
CBOE Holdings, Inc.	82,100	4,697,762
FirstRand Ltd. (South Africa)	344,159	1,507,834
Fubon Financial Holding Co. Ltd. (Taiwan)	692,000	1,375,271
Gain Capital Holdings, Inc.	64,500	616,620
Investment AB Kinnevik (Sweden) (Class B Stock)	10,254	324,333
Investor AB (Sweden) (Class B Stock)	143,249	5,341,137
Marlin Business Services Corp.	14,600	246,448
MSCI, Inc.	221,600	13,639,480

SEE NOTES TO FINANCIAL STATEMENTS.

A238

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Diversified Financial Services (continued)
ORIX Corp. (Japan)	287,400	$4,267,741

		75,490,726

Diversified Telecommunication Services — 0.9%
AT&T, Inc.	62,000	2,202,240
BT Group PLC (United Kingdom)	269,044	1,905,181
China Telecom Corp. Ltd. (China) (Class H Stock)	492,000	288,164
China Unicom Hong Kong Ltd. (China)	66,000	103,183
Cincinnati Bell, Inc.*	57,900	221,178
Colt Group SA (United Kingdom)*	203,793	605,193
Deutsche Telekom AG (Germany)	141,345	2,436,834
Hellenic Telecommunications Organization SA (Greece)	8,971	75,605
IDT Corp. (Class B Stock)	49,400	893,152
Inteliquent, Inc.	103,200	1,898,880
Intelsat SA*(a)	90,100	893,792
KT Corp. (South Korea)*	2,675	68,163
LG Uplus Corp. (South Korea)	69,939	617,837
Nippon Telegraph & Telephone Corp. (Japan)	177,600	6,431,918
Premiere Global Services, Inc.*	58,417	601,111
Rostelecom OJSC (Russia), ADR	7,373	68,569
Telecom Italia SpA (Italy)*(a)	1,720,137	2,185,975
Telecom Italia SpA (Italy) (Savings Share)	3,898,265	3,975,311
Telkom SA SOC Ltd. (South Africa)	173,127	912,328
Telstra Corp. Ltd. (Australia)	439,355	2,079,273
Turk Telekomunikasyon A/S (Turkey)	19,135	50,335
Verizon Communications, Inc.	754,300	35,157,923
Vonage Holdings Corp.*	85,100	417,841

		64,089,986

Electric Utilities — 0.7%
Allete, Inc.	44,900	2,082,911
American Electric Power Co., Inc.	23,600	1,250,092
BKW AG (Switzerland)	10,316	385,078
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	256,000	1,987,175
Chubu Electric Power Co., Inc. (Japan)	28,000	417,316
Chugoku Electric Power Co., Inc. (The) (Japan)	13,000	189,637
EDP — Energias de Portugal SA (Portugal)	99,180	377,876
Electricite de France SA (France)	10,597	237,041
Endesa SA (Spain)	71,730	1,373,752
Enel SpA (Italy)	98,805	447,814
Energa SA (Poland)	11,190	67,710
Entergy Corp.	187,700	13,232,850
Fortum OYJ (Finland)	201,402	3,577,906
Hokkaido Electric Power Co., Inc. (Japan)*	8,100	91,888
Hokuriku Electric Power Co. (Japan)	8,000	119,166
IDACORP, Inc.(a)	95,500	5,361,370
Infratil Ltd. (New Zealand)	29,659	63,410
Kansai Electric Power Co., Inc. (The) (Japan)*	32,200	356,471
Korea Electric Power Corp. (South Korea)	12,071	493,403
Kyushu Electric Power Co., Inc. (Japan)*	20,000	231,878
MGE Energy, Inc.	6,400	247,872
OGE Energy Corp.	170,500	4,871,185
PGE Polska Grupa Energetyczna SA (Poland)	184,229	903,471

COMMON STOCKS (continued)	Shares	Value (Note 2)
Electric Utilities (continued)
Power Assets Holdings Ltd. (Hong Kong)	193,500	$1,764,217
PPL Corp.	366,600	10,803,702
RusHydro JSC (Russia), ADR	63,713	63,203
Shikoku Electric Power Co., Inc. (Japan)	8,500	127,244
Tauron Polska Energia SA (Poland)	38,619	44,967
Tenaga Nasional Bhd (Malaysia)	121,500	407,011
Tohoku Electric Power Co., Inc. (Japan)	19,700	266,728
Tokyo Electric Power Co., Inc. (Japan)*	62,700	341,583

		52,185,927

Electrical Equipment — 0.6%
Acuity Brands, Inc.	86,700	15,604,266
AZZ, Inc.(a)	28,200	1,460,760
Babcock & Wilcox Co. (The)	86,900	2,850,320
Encore Wire Corp.	5,500	243,595
Fuji Electric Co. Ltd. (Japan)	24,000	103,223
Generac Holdings, Inc.*(a)	59,000	2,345,250
HellermannTyton Group PLC (United Kingdom)	12,322	66,564
Hubbell, Inc. (Class B Stock)	5,400	584,712
Mersen (France)	6,602	161,631
Mitsubishi Electric Corp. (Japan)	460,000	5,939,843
OSRAM Licht AG (Germany)	3,982	190,502
Regal-Beloit Corp.	112,300	8,151,857
Saft Groupe SA (France)	1,824	71,243
Sanyo Denki Co. Ltd. (Japan)	50,000	400,570
Thermon Group Holdings, Inc.*	50,900	1,225,163
Vestas Wind Systems A/S (Denmark)	79,478	3,961,463
Zhuzhou CSR Times Electric Co. Ltd.
(China) (Class H Stock)	149,000	1,113,781

		44,474,743

Electronic Equipment, Instruments & Components — 1.2%
Alps Electric Co. Ltd. (Japan)	121,400	3,743,915
Arrow Electronics, Inc.*	151,000	8,425,800
AU Optronics Corp. (Taiwan)	2,273,000	1,008,475
Avnet, Inc.	223,889	9,204,077
Benchmark Electronics, Inc.*	10,815	235,551
CDW Corp.	6,800	233,104
Cognex Corp.(a)	60,900	2,929,290
Coherent, Inc.*	6,800	431,664
CONEXIO Corp. (Japan)	13,400	145,258
Corning, Inc.	57,300	1,130,529
CTS Corp.	9,200	177,284
Hon Hai Precision Industry Co. Ltd. (Taiwan)	206,296	648,261
Ibiden Co. Ltd. (Japan)	143,100	2,420,023
Ingram Micro, Inc. (Class A Stock)*	322,900	8,082,187
Innolux Corp. (Taiwan)	2,064,000	1,075,373
Insight Enterprises, Inc.*	21,600	646,056
Jabil Circuit, Inc.	761,300	16,208,077
Keyence Corp. (Japan)	3,300	1,778,624
Keysight Technologies, Inc.*	297,200	9,269,668
Largan Precision Co. Ltd. (Taiwan)	13,000	1,483,961
LG Display Co. Ltd. (South Korea)	17,684	408,299
Littelfuse, Inc.	8,300	787,587
Methode Electronics, Inc.	70,700	1,940,715
Murata Manufacturing Co. Ltd. (Japan)	40,600	7,085,327
Nippon Chemi-Con Corp. (Japan)	539,000	1,622,390
PC Connection, Inc.	25,300	625,922

SEE NOTES TO FINANCIAL STATEMENTS.

A239

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Electronic Equipment, Instruments & Components (continued)
Rofin-Sinar Technologies, Inc.*	13,400	$369,840
Sanmina Corp.*	133,000	2,681,280
ScanSource, Inc.*	26,900	1,023,814
TDK Corp. (Japan)	7,000	536,008
Tech Data Corp.*(a)	93,800	5,399,128

		91,757,487

Energy Equipment & Services — 0.8%
Atwood Oceanics, Inc.	268,700	7,104,428
BW Offshore Ltd. (Norway)	450,846	290,645
Cameron International Corp.*	236,400	12,380,268
Frank’s International NV	12,600	237,384
Gulf International Services QSC (Qatar)	29,407	643,834
Helix Energy Solutions Group, Inc.*	685,300	8,655,339
Matrix Service Co.*	80,100	1,464,228
Nabors Industries Ltd.	240,500	3,470,415
Noble Corp. PLC(a)	126,000	1,939,140
Ocean Yield ASA (Norway)	74,272	582,585
Parker Drilling Co.*	91,900	305,108
Schlumberger Ltd.	219,100	18,884,229
Transocean Ltd.(a)	16,586	268,889

		56,226,492

Food & Staples Retailing — 0.9%
Amsterdam Commodities NV (Netherlands)	14,362	363,381
Axfood AB (Sweden)	97,204	1,551,759
Cencosud SA (Chile)	27,068	65,130
Distribuidora Internacional de Alimentacion SA (Spain)	477,912	3,662,524
Fresh Market, Inc. (The)*(a)	70,200	2,256,228
ICA Gruppen AB (Sweden)	3,414	121,119
Ingles Markets, Inc. (Class A Stock)	15,900	759,543
J Sainsbury PLC (United Kingdom)	53,379	222,201
Kroger Co. (The)	230,080	16,683,101
Magnit PJSC (Russia), GDR, RegS	10,627	591,499
Metro AG (Germany)	54,524	1,722,097
Smart & Final Stores, Inc.*	12,600	225,162
Sonae SGPS SA (Portugal)	440,975	579,524
Spar Group Ltd. (The) (South Africa)	74,742	1,165,152
SUPERVALU, Inc.*	562,900	4,553,861
Village Super Market, Inc. (Class A Stock)	13,200	418,308
Wal-Mart de Mexico SAB de CV (Mexico)	569,000	1,389,783
Wal-Mart Stores, Inc.	418,400	29,677,112
Weis Markets, Inc.	8,100	341,415
Wesfarmers Ltd. (Australia)	50,595	1,521,553
WM Morrison Supermarkets PLC (United Kingdom)	88,213	250,415

		68,120,867

Food Products — 1.2%
Archer-Daniels-Midland Co.	391,300	18,868,486
Astra Agro Lestari Tbk PT (Indonesia)	21,500	36,930
Atria Oyj (Finland)	24,860	253,317
Austevoll Seafood ASA (Norway)	130,494	681,870
Bakkafrost P/F (Faroe Islands)	5,998	159,945
BRF SA (Brazil)	19,200	405,602
Bunge Ltd.	63,500	5,575,300
Cal-Maine Foods, Inc.(a)	33,800	1,764,360
Charoen Pokphand Foods PCL (Thailand)	1,526,000	1,084,336

COMMON STOCKS (continued)	Shares	Value (Note 2)
Food Products (continued)
China Huishan Dairy Holdings Co. Ltd. (China)	213,000	$48,597
Chocoladefabriken Lindt & Sprungli AG (Switzerland)	5	312,952
Dean Foods Co.	65,600	1,060,752
Ebro Foods SA (Spain)	155,822	3,018,950
Flowers Foods, Inc.	396,900	8,394,435
Gruma SAB de CV (Mexico) (Class B Stock)	81,000	1,044,870
Ingredion, Inc.	132,300	10,558,863
JBS SA (Brazil)	223,300	1,175,717
John B Sanfilippo & Son, Inc.*	6,100	316,590
Lancaster Colony Corp.	80,700	7,331,595
Leroy Seafood Group ASA (Norway)	2,164	70,491
Mitsui Sugar Co. Ltd. (Japan)	28,000	111,532
Nestle SA (Switzerland)	178,184	12,856,088
PPB Group Bhd (Malaysia)	119,600	478,727
Salmar ASA (Norway)	30,733	450,750
Schouw & Co. (Denmark)	11,331	591,788
Seaboard Corp.*	190	683,810
Tassal Group Ltd. (Australia)	151,631	389,674
Thai Union Frozen Products Pcl (Thailand)	390,500	252,044
Unilever NV (United Kingdom), CVA	181,510	7,588,792
Wilmar International Ltd. (Singapore)	1,908,000	4,643,854

		90,211,017

Gas Utilities — 0.7%
AGL Resources, Inc.	268,700	12,510,672
Ascopiave SpA (Italy)	65,917	158,930
Atmos Energy Corp.	131,683	6,752,704
Chesapeake Utilities Corp.	16,650	896,603
GAIL India Ltd. (India), GDR, RegS	2,022	75,320
Korea Gas Corp. (South Korea)	1,056	40,893
New Jersey Resources Corp.	43,400	1,195,670
Questar Corp.	421,600	8,815,656
Snam SpA (Italy)	92,524	440,325
Southwest Gas Corp.(a)	11,621	618,353
UGI Corp.	528,650	18,211,992

		49,717,118

Health Care Equipment & Supplies — 1.3%
Abaxis, Inc.	5,700	293,436
Abbott Laboratories	398,100	19,538,748
ABIOMED, Inc.*	47,000	3,089,310
Atrion Corp.	800	313,848
C.R. Bard, Inc.	100,400	17,138,280
Cyberonics, Inc.*	33,500	1,991,910
DENTSPLY International, Inc.	32,700	1,685,685
Draegerwerk AG & Co. KGaA (Germany)	2,422	201,159
Edwards Lifesciences Corp.*	47,700	6,793,911
Globus Medical, Inc. (Class A Stock)*(a)	84,400	2,166,548
Greatbatch, Inc.*	42,600	2,296,992
Hill-Rom Holdings, Inc.	101,400	5,509,062
Hologic, Inc.*(a)	369,800	14,074,588
Hoya Corp. (Japan)	19,100	764,950
Invacare Corp.	44,500	962,535
Masimo Corp.*	38,600	1,495,364
Natus Medical, Inc.*	61,800	2,630,208
Nipro Corp. (Japan)	218,000	2,231,215

SEE NOTES TO FINANCIAL STATEMENTS.

A240

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Health Care Equipment & Supplies (continued)
Shandong Weigao Group Medical Polymer Co. Ltd. (China) (Class H Stock)	72,000	$53,725
Sirona Dental Systems, Inc.*(a)	54,500	5,472,890
Stryker Corp.	46,100	4,405,777
SurModics, Inc.*	29,800	697,916
Teleflex, Inc.(a)	10,100	1,368,045
Vascular Solutions, Inc.*	30,300	1,052,016

		96,228,118

Health Care Providers & Services — 2.0%
Aetna, Inc.	182,000	23,197,720
Alfresa Holdings Corp. (Japan)	99,100	1,542,110
Anthem, Inc.	18,500	3,036,590
Centene Corp.*	184,800	14,857,920
CIGNA Corp.	79,200	12,830,400
CorVel Corp.*	20,200	646,804
Ensign Group, Inc. (The)	11,800	602,508
Health Net, Inc.*	178,000	11,413,360
LHC Group, Inc.*	7,200	275,400
LifePoint Hospitals, Inc.*	95,400	8,295,030
McKesson Corp.	36,000	8,093,160
Mediclinic International Ltd. (South Africa)	13,715	115,293
Medipal Holdings Corp. (Japan)	144,600	2,355,188
Metlifecare Ltd. (New Zealand)	49,412	155,705
National Healthcare Corp.	8,100	526,419
Netcare Ltd. (South Africa)	323,627	1,018,180
Omnicare, Inc.	22,300	2,101,775
Primary Health Care Ltd. (Australia)	823,965	3,198,099
Providence Service Corp. (The)*	5,500	243,540
Rhoen Klinikum AG (Germany)	23,577	632,162
Select Medical Holdings Corp.	156,096	2,528,755
Shanghai Pharmaceuticals Holding Co. Ltd. (China) (Class H Stock)	318,000	884,864
Sonic Healthcare Ltd. (Australia)	17,231	283,738
Suzuken Co. Ltd. (Japan)	31,730	1,015,138
Triple-S Management Corp. (Puerto Rico) (Class B Stock)*	50,300	1,290,698
United Drug PLC (Ireland)	197,044	1,515,199
UnitedHealth Group, Inc.	262,700	32,049,400
VCA, Inc.*	195,800	10,652,498

		145,357,653

Health Care Technology
Omnicell, Inc.*	16,700	629,757
Quality Systems, Inc.	100,000	1,657,000

		2,286,757

Hotels, Restaurants & Leisure — 1.0%
888 Holdings PLC (United Kingdom)	301,238	721,809
Betfair Group PLC (United Kingdom)	63,909	2,416,635
Bloomin’ Brands, Inc.	52,300	1,116,605
Brinker International, Inc.	133,100	7,673,215
Buffalo Wild Wings, Inc.*(a)	51,300	8,038,197
Chipotle Mexican Grill, Inc.*	7,100	4,295,429
Cracker Barrel Old Country Store, Inc.(a)	10,800	1,610,928
Darden Restaurants, Inc.	54,300	3,859,644
Denny’s Corp.*	74,100	860,301
DineEquity, Inc.	60,100	5,955,309
Domino’s Pizza Group PLC (United Kingdom)	9,352	114,174

COMMON STOCKS (continued)	Shares	Value (Note 2)
Hotels, Restaurants & Leisure (continued)
Echo Entertainment Group Ltd. (Australia)	33,440	$112,255
International Speedway Corp. (Class A Stock)	29,600	1,085,432
Jack in the Box, Inc.	34,872	3,074,315
Kangwon Land, Inc. (South Korea)	31,083	1,029,982
Marcus Corp. (The)	32,200	617,596
Marriott Vacations Worldwide Corp.	94,200	8,642,850
McDonald’s Corp.	194,900	18,529,143
Merlin Entertainments PLC (United Kingdom)	31,837	213,525
Monarch Casino & Resort, Inc.*	17,200	353,632
Ruth’s Hospitality Group, Inc.	29,500	475,540
Sodexo SA (France)	10,440	993,867
Tatts Group Ltd. (Australia)	62,538	179,313
Texas Roadhouse, Inc.	16,300	610,109
TUI AG (Germany)	19,331	312,779
Wyndham Worldwide Corp.	25,700	2,105,087
Zensho Holdings Co. Ltd. (Japan)*	55,800	531,301

		75,528,972

Household Durables — 0.5%
Barratt Developments PLC (United Kingdom)	42,874	413,531
Bellway PLC (United Kingdom)	21,355	795,446
Berkeley Group Holdings PLC (United Kingdom)	5,729	301,051
Hanssem Co. Ltd. (South Korea)	389	97,947
Haseko Corp. (Japan)	11,700	137,815
Helen of Troy Ltd.*	74,200	7,233,758
La-Z-Boy, Inc.	86,525	2,279,069
LG Electronics, Inc. (South Korea)	3,797	160,538
Nobia AB (Sweden)	23,468	246,202
NVR, Inc.*	5,700	7,638,000
Panasonic Corp. (Japan)	450,900	6,175,622
Persimmon PLC (United Kingdom)*	17,871	554,462
Redrow PLC (United Kingdom)	91,885	639,536
Taylor Wimpey PLC (United Kingdom)	141,205	411,790
Tempur Sealy International, Inc.*(a)	77,600	5,113,840
Toll Brothers, Inc.*	41,000	1,565,790
Tupperware Brands Corp.(a)	76,400	4,930,856
Universal Electronics, Inc.*	3,200	159,488
Zagg, Inc.*	18,000	142,560

		38,997,301

Household Products — 1.0%
Church & Dwight Co., Inc.	123,300	10,003,329
Colgate-Palmolive Co.	65,000	4,251,650
Henkel AG & Co. KGaA (Germany)	38,670	3,687,420
Kimberly-Clark Corp.	110,100	11,667,297
Kimberly-Clark de Mexico SAB de CV (Mexico) (Class A Stock)	43,100	93,206
LG Household & Health Care Ltd. (South Korea)	315	218,356
Procter & Gamble Co. (The)	509,200	39,839,808
Reckitt Benckiser Group PLC (United Kingdom)	9,458	815,599
Svenska Cellulosa AB SCA (Sweden) (Class B Stock)	159,600	4,058,339
Unilever Indonesia Tbk PT (Indonesia)	55,000	162,598

		74,797,602

SEE NOTES TO FINANCIAL STATEMENTS.

A241

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Independent Power & Renewable Electricity Producers — 0.2%
AES Corp.	1,005,200	$13,328,952
Atlantic Power Corp., UTS	49,900	153,692
Calpine Corp.*	131,700	2,369,283
China Resources Power Holdings Co. Ltd. (China)	68,000	189,519
Electric Power Development Co. Ltd. (Japan)	6,400	226,086
Huadian Power International Corp. Ltd. (China) (Class H Stock)	88,000	97,233
Huaneng Power International, Inc. (China) (Class H Stock)	674,000	938,041
Ormat Technologies, Inc.	8,200	308,976

		17,611,782

Industrial Conglomerates — 0.8%
3M Co.	161,100	24,857,730
Bidvest Group Ltd. (The) (South Africa)	11,918	301,564
Carlisle Cos., Inc.	125,247	12,539,730
CITIC Ltd. (China)	80,000	143,467
CK Hutchison Holdings Ltd. (Hong Kong)	285,296	4,194,416
DMCI Holdings, Inc. (Philippines)	212,600	62,206
Enka Insaat ve Sanayi A/S (Turkey)	18,757	35,683
Far Eastern New Century Corp. (Taiwan)	300,000	317,778
General Electric Co.	407,200	10,819,304
Hopewell Holdings Ltd. (Hong Kong)	267,500	979,382
JG Summit Holdings, Inc. (Philippines)	186,410	296,420
Keppel Corp. Ltd. (Singapore)	65,200	397,402
Roper Technologies, Inc.	4,400	758,824
Shanghai Industrial Holdings Ltd. (China)	17,000	57,559
Shun Tak Holdings Ltd. (Hong Kong)	4,752,000	2,627,072
Siemens AG (Germany)	2,697	272,860
SK Holdings Co. Ltd. (South Korea)	765	135,596
Turkiye Sise ve Cam Fabrikalari A/S (Turkey)	35,210	47,427

		58,844,420

Insurance — 2.0%
ACE Ltd.	53,000	5,389,040
Aflac, Inc.	66,100	4,111,420
Ageas (Belgium)	9,234	356,279
AIA Group Ltd. (Hong Kong)	12,200	79,772
Alleghany Corp.*	15,900	7,453,284
Allianz SE (Germany)	41,775	6,514,870
Allstate Corp. (The)	214,000	13,882,180
American Equity Investment Life Holding Co.(a)	245,200	6,615,496
American Financial Group, Inc.	246,600	16,038,864
AMP Ltd. (Australia)	388,606	1,803,256
Aspen Insurance Holdings Ltd.	142,400	6,820,960
AXA SA (France)	269,040	6,820,674
BB Seguridade Participacoes SA (Brazil)	78,900	868,913
Cathay Financial Holding Co. Ltd. (Taiwan)*	940,550	1,642,154
China Life Insurance Co. Ltd. (China) (Class H Stock)	259,000	1,124,122
EMC Insurance Group, Inc.	10,950	274,517
Enstar Group Ltd.*	1,100	170,445
Everest Re Group Ltd.	17,100	3,112,371
Fidelity & Guaranty Life	34,600	817,598
First American Financial Corp.(a)	17,700	658,617
Hannover Rueck SE (Germany)	29,889	2,892,863

COMMON STOCKS (continued)	Shares	Value (Note 2)
Insurance (continued)
Hanover Insurance Group, Inc. (The)	27,400	$2,028,422
HCC Insurance Holdings, Inc.	107,613	8,268,983
Heritage Insurance Holdings, Inc.*	11,700	268,983
Legal & General Group PLC (United Kingdom)	264,732	1,035,112
Liberty Holdings Ltd. (South Africa)	31,232	372,674
MetLife, Inc.	122,400	6,853,176
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	7,770	1,377,580
National General Holdings Corp.	10,300	214,549
National Western Life Insurance Co. (Class A Stock)	2,400	574,776
NN Group NV (Netherlands)	66,181	1,863,811
Old Republic International Corp.	661,600	10,340,808
Phoenix Group Holdings (United Kingdom)	254,622	3,281,633
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	130,000	295,932
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	90,000	1,214,597
Porto Seguro SA (Brazil)	70,300	935,419
Prudential PLC (United Kingdom)	120,954	2,914,919
SCOR SE (France)	6,514	230,345
Societa Cattolica di Assicurazioni SCRL (Italy)	79,254	625,354
StanCorp Financial Group, Inc.	64,000	4,839,040
Sul America SA (Brazil), UTS	6,700	32,755
Swiss Life Holding AG (Switzerland)*	2,239	512,688
Swiss Re AG (Switzerland)	65,123	5,764,867
Third Point Reinsurance Ltd.*	35,700	526,575
Tokio Marine Holdings, Inc. (Japan)	30,400	1,264,309
Travelers Cos., Inc. (The)	29,300	2,832,138
Universal Insurance Holdings, Inc.	53,000	1,282,600

		147,199,740

Internet & Catalog Retail — 0.3%
1-800-Flowers.com, Inc. (Class A Stock)*	17,900	187,234
Amazon.com, Inc.*	15,100	6,554,759
ASOS PLC (United Kingdom)*	1,175	71,614
Home Retail Group PLC (United Kingdom)	35,867	95,241
Lands’ End, Inc.*(a)	57,400	1,425,242
Liberty Interactive Corp. QVC Group (Class A Stock)*	269,600	7,481,400
Nutrisystem, Inc.	163,200	4,060,416

		19,875,906

Internet Software & Services — 1.0%
Blucora, Inc.*	16,300	263,245
Cimpress NV*	8,900	749,024
Constant Contact, Inc.*	91,200	2,622,912
Demand Media, Inc.*	53,600	340,896
Facebook, Inc. (Class A Stock)*	34,500	2,958,893
Google, Inc. (Class A Stock)*	29,200	15,769,168
Google, Inc. (Class C Stock)*	68,493	35,651,291
j2 Global, Inc.(a)	20,100	1,365,594
Liquidity Services, Inc.*	37,500	361,125
LogMeIn, Inc.*	63,800	4,114,462
NIC, Inc.	32,000	584,960
Rackspace Hosting, Inc.*	52,000	1,933,880
RetailMeNot, Inc.*	15,200	271,016
Tencent Holdings Ltd. (China)	165,400	3,307,427

SEE NOTES TO FINANCIAL STATEMENTS.

A242

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Internet Software & Services (continued)
United Online, Inc.*	13,500	$211,545
XO Group, Inc.*	42,307	691,719

		71,197,157

IT Services — 1.6%
Alten SA (France)	2,988	139,084
Altran Technologies SA (France)	6,823	73,282
Amadeus IT Holding SA (Spain) (Class A Stock)	7,548	301,318
Automatic Data Processing, Inc.	196,800	15,789,264
Booz Allen Hamilton Holding Corp.	98,000	2,473,520
Broadridge Financial Solutions, Inc.	256,392	12,822,164
Cap Gemini SA (France)	42,686	3,786,962
Convergys Corp.	62,600	1,595,674
CoreLogic, Inc.*	90,800	3,603,852
DST Systems, Inc.	162,300	20,446,554
Fiserv, Inc.*	35,400	2,932,182
Infosys Ltd. (India), ADR	135,600	2,149,260
IT Holdings Corp. (Japan)	3,400	72,204
Leidos Holdings, Inc.	143,300	5,785,021
MAXIMUS, Inc.	202,600	13,316,898
NS Solutions Corp. (Japan)	15,000	495,991
NTT Data Corp. (Japan)	5,700	248,923
Quindell PLC (United Kingdom)*(g)	730,785	1,433,002
Science Applications International Corp.	45,900	2,425,815
Sykes Enterprises, Inc.*	8,600	208,550
Syntel, Inc.*	77,338	3,672,008
Visa, Inc. (Class A Stock)(a)	302,100	20,286,015
Wipro Ltd. (India), ADR(a)	100,000	1,197,000

		115,254,543

Leisure Products — 0.3%
Brunswick Corp.	241,600	12,287,776
Nautilus, Inc.*	79,200	1,703,592
Polaris Industries, Inc.	71,600	10,604,676
Sega Sammy Holdings, Inc. (Japan)	8,200	107,217

		24,703,261

Life Sciences Tools & Services — 0.6%
Affymetrix, Inc.*(a)	10,200	111,384
Agilent Technologies, Inc.	22,400	864,192
Bio-Rad Laboratories, Inc. (Class A Stock)*	5,700	858,477
Cambrex Corp.*	42,800	1,880,632
Charles River Laboratories International, Inc.*	107,500	7,561,550
Gerresheimer AG (Germany)	1,394	86,849
INC Research Holdings, Inc. (Class A Stock)*	15,000	601,800
Lonza Group AG (Switzerland)*	38,801	5,186,344
Mettler-Toledo International, Inc.*(a)	41,079	14,026,835
PAREXEL International Corp.*(a)	34,900	2,244,419
PRA Health Sciences, Inc.*	11,500	417,795
QIAGEN NV*	9,955	244,662
Thermo Fisher Scientific, Inc.	81,800	10,614,368

		44,699,307

Machinery — 1.2%
Actuant Corp. (Class A Stock)	12,100	279,389
Alamo Group, Inc.	13,700	748,568
Andritz AG (Austria)	61,556	3,408,735
Blount International, Inc.*	125,600	1,371,552

COMMON STOCKS (continued)	Shares	Value (Note 2)
Machinery (continued)
Bobst Group SA (Switzerland)	1,628	$74,875
Crane Co.	46,400	2,725,072
CRRC Corp. Ltd. (China) (Class H Stock)	194,100	297,787
Cummins, Inc.	40,300	5,286,957
FANUC Corp. (Japan)	25,400	5,197,236
Federal Signal Corp.	31,700	472,647
GEA Group AG (Germany)	8,115	362,035
Georg Fischer AG (Switzerland)	175	120,306
Global Brass & Copper Holdings, Inc.	51,500	876,015
Haldex AB (Sweden)	17,793	234,951
Hillenbrand, Inc.	80,800	2,480,560
Hyster-Yale Materials Handling, Inc.	7,682	532,209
ITT Corp.	54,500	2,280,280
Kawasaki Heavy Industries Ltd. (Japan)	60,000	279,672
Krones AG (Germany)	663	69,279
LB Foster Co. (Class A Stock)	13,700	474,157
Lincoln Electric Holdings, Inc.	112,575	6,854,692
Lydall, Inc.*	6,500	192,140
Meritor, Inc.*(a)	72,600	952,512
Minebea Co. Ltd. (Japan)	14,000	231,117
Mueller Industries, Inc.	29,000	1,006,880
NSK Ltd. (Japan)	170,000	2,621,267
Oshkosh Corp.(a)	58,700	2,487,706
Ryobi Ltd. (Japan)	55,000	214,525
Schindler Holding AG (Switzerland), (BRN)	1,957	320,070
Schindler Holding AG (Switzerland), (SWX)	6,450	1,053,376
SMC Corp. (Japan)	1,300	391,195
SPX Corp.	123,800	8,961,882
Sumitomo Heavy Industries Ltd. (Japan)	578,000	3,366,472
Tadano Ltd. (Japan)	5,000	74,679
Terex Corp.	41,000	953,250
THK Co. Ltd. (Japan)	5,500	118,691
Timken Co. (The)	170,400	6,231,528
Tocalo Co. Ltd. (Japan)	3,300	77,097
Trinity Industries, Inc.(a)	566,400	14,969,952
United Tractors Tbk PT (Indonesia)	603,300	920,107
Volvo AB (Sweden) (Class B Stock)	68,834	854,748
Wabash National Corp.*	84,200	1,055,868
Wabtec Corp.	106,400	10,027,136
Wacker Neuson SE (Germany)	23,217	486,882
WEG SA (Brazil)	20,800	127,980
Yangzijiang Shipbuilding Holdings Ltd. (China)	85,500	89,802

		92,213,836

Marine — 0.1%
A.P. Moeller-Maersk A/S (Denmark) (Class A Stock)	161	282,363
A.P. Moeller-Maersk A/S (Denmark) (Class B Stock)	2,174	3,930,683
Kawasaki Kisen Kaisha Ltd. (Japan)	41,000	96,725
Matson, Inc.	58,400	2,455,136
MISC Bhd (Malaysia)	41,100	84,077
Mitsui OSK Lines Ltd. (Japan)	279,000	893,076
Nippon Yusen Kabushiki Kaisha (Japan)	73,000	203,236
Orient Overseas International Ltd. (Hong Kong)	204,500	1,043,800
Wan Hai Lines Ltd. (Taiwan)	29,000	23,027

		9,012,123

SEE NOTES TO FINANCIAL STATEMENTS.

A243

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Media — 1.8%
AMC Entertainment Holdings, Inc. (Class A Stock)	16,600	$509,288
AMC Networks, Inc. (Class A Stock)*	48,200	3,945,170
Cinemark Holdings, Inc.	381,700	15,332,889
Comcast Corp. (Class A Stock)	325,100	19,551,514
CTS Eventim AG & Co. KGaA (Germany)	1,936	70,589
Cyfrowy Polsat SA (Poland)*	10,634	66,851
Daiichikosho Co. Ltd. (Japan)	1,900	66,870
Dentsu, Inc. (Japan)	9,300	481,113
DIRECTV*(a)	181,400	16,832,106
Discovery Communications, Inc. (Class C Stock)*(a)	308,600	9,591,288
Entertainment One Ltd. (United Kingdom)	267,908	1,497,768
Gannett Co., Inc.*	18,750	262,313
Grupo Televisa SAB (Mexico), UTS	236,800	1,838,505
Harte-Hanks, Inc.	87,989	524,414
ITV PLC (United Kingdom)	29,798	123,287
Meredith Corp.	89,000	4,641,350
Naspers Ltd. (South Africa) (Class N Stock)	8,466	1,316,500
ProSiebenSat.1 Media AG (Germany)	9,762	482,186
Publicis Groupe SA (France)	50,718	3,759,378
Rightmove PLC (United Kingdom)	78,422	4,035,049
RTL Group SA (Germany)	1,636	147,895
TEGNA, Inc.	37,500	1,202,625
Time, Inc.	448,400	10,317,684
Trinity Mirror PLC (United Kingdom)	138,900	327,368
Vivendi SA (France)	12,477	316,375
Walt Disney Co. (The)	247,200	28,215,408
WPP PLC (United Kingdom)	205,942	4,622,583

		130,078,366

Metals & Mining — 0.7%
BHP Billiton Ltd. (Australia)	59,928	1,222,463
BHP Billiton PLC (Australia)	54,151	1,064,693
CAP SA (Chile)	19,635	67,317
Centamin PLC (United Kingdom)	3,498,323	3,398,701
Century Aluminum Co.*(a)	224,500	2,341,535
China Steel Corp. (Taiwan)	75,980	60,698
Compass Minerals International, Inc.	98,400	8,082,576
Eregli Demir ve Celik Fabrikalari TAS (Turkey)	571,367	924,396
Evolution Mining Ltd. (Australia)	3,880,495	3,464,511
Fosun International Ltd. (China)	56,500	132,867
Gold Fields Ltd. (South Africa)	29,543	94,503
G-Resources Group Ltd. (Hong Kong)	2,343,000	75,495
Hyundai Steel Co. (South Korea)	18,971	1,150,937
Independence Group NL (Australia)	440,165	1,416,104
JFE Holdings, Inc. (Japan)	23,500	520,664
KGHM Polska Miedz SA (Poland)	38,089	1,078,886
Kobe Steel Ltd. (Japan)	2,653,000	4,463,440
Korea Zinc Co. Ltd. (South Korea)	304	147,893
Mitsubishi Materials Corp. (Japan)	251,000	963,770
Mitsui Mining & Smelting Co. Ltd. (Japan)	767,000	2,076,081
MMC Norilsk Nickel OJSC (Russia), ADR	20,050	338,244
Nippon Steel & Sumitomo Metal Corp. (Japan)	620,000	1,607,570
Olympic Steel, Inc.	8,800	153,472
POSCO (South Korea)	2,397	479,974
Reliance Steel & Aluminum Co.	157,138	9,503,706
South32 Ltd. (Australia)*	59,928	82,765

COMMON STOCKS (continued)	Shares	Value (Note 2)
Metals & Mining (continued)
Steel Dynamics, Inc.	27,000	$559,305
Tata Steel Ltd. (India), GDR, RegS	51,094	249,594
Vale SA (Brazil)	1	6
Vedanta Ltd. (India), ADR	31,200	336,960
Voestalpine AG (Austria)	4,915	204,845
Worthington Industries, Inc.	259,900	7,812,594

		54,076,565

Multiline Retail — 0.4%
Big Lots, Inc.	49,800	2,240,502
Debenhams PLC (United Kingdom)	52,069	72,990
Dillard’s, Inc. (Class A Stock)	75,300	7,920,807
H2O Retailing Corp. (Japan)	3,600	74,966
Lojas Renner SA (Brazil)	4,500	164,421
Lotte Shopping Co. Ltd. (South Korea)	397	83,370
Takashimaya Co. Ltd. (Japan)	13,000	117,837
Target Corp.	253,700	20,709,531

		31,384,424

Multi-Utilities — 0.5%
AGL Energy Ltd. (Australia)	30,415	364,339
Alliant Energy Corp.	20,200	1,165,944
National Grid PLC (United Kingdom)	520,897	6,704,334
Public Service Enterprise Group, Inc.	412,000	16,183,360
Vectren Corp.	239,400	9,212,112
YTL Corp. Bhd (Malaysia)	241,000	99,006
YTL Power International Bhd (Malaysia)	1,412,000	598,415

		34,327,510

Oil, Gas & Consumable Fuels — 3.4%
Adams Resources & Energy, Inc.	4,600	205,160
Alon USA Energy, Inc.	25,900	489,510
BG Group PLC (United Kingdom)	152,730	2,543,673
BP PLC (United Kingdom)	1,317,881	8,746,299
BW LPG Ltd. (Norway)	78,526	671,437
Cabot Oil & Gas Corp.(a)	401,500	12,663,310
California Resources Corp.(a)	233,400	1,409,736
Caltex Australia Ltd. (Australia)	79,236	1,945,099
Chevron Corp.	131,500	12,685,805
China Shenhua Energy Co. Ltd. (China) (Class H Stock)	122,500	278,985
CNOOC Ltd. (China)	693,000	983,005
Delek US Holdings, Inc.	76,400	2,813,048
Energen Corp.	36,600	2,499,780
Energy Absolute PCL (Thailand)	40,500	28,179
Eni SpA (Italy)	106,241	1,887,016
EQT Corp.	121,200	9,858,408
Exxon Mobil Corp.	694,100	57,749,120
Gazprom OAO (Russia), ADR	246,226	1,268,064
Gulfport Energy Corp.*	23,300	937,825
Hess Corp.	149,900	10,025,312
Hollyfrontier Corp.	309,300	13,204,017
Lukoil OAO (Russia), ADR	21,480	945,227
Marathon Petroleum Corp.	358,400	18,747,904
MOL Hungarian Oil & Gas PLC (Hungary)	1,472	75,317
Neste OYJ (Finland)	5,827	148,647
NovaTek OAO (Russia), GDR, RegS	2,940	299,292
PBF Energy, Inc. (Class A Stock)	49,100	1,395,422
PetroChina Co. Ltd. (China) (Class H Stock)	754,000	839,728
Petroleo Brasileiro SA (Brazil)*	104,500	472,907

SEE NOTES TO FINANCIAL STATEMENTS.

A244

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Oil, Gas & Consumable Fuels (continued)
Phillips 66	283,000	$22,798,480
Polski Koncern Naftowy Orlen SA (Poland)	53,233	1,045,557
Polskie Gornictwo Naftowe I Gazownictwo SA (Poland)	64,049	112,455
PTT PCL (Thailand)	140,900	1,497,627
Reliance Industries Ltd. (India), GDR, 144A	55,548	1,730,320
Repsol SA (Spain)	46,165	813,689
Rosneft OAO (Russia), GDR, RegS	78,108	321,805
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	172,496	4,877,149
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	108,000	3,074,797
Sasol Ltd. (South Africa)	10,679	395,440
Surgutneftegas OAO (Russia), ADR	81,713	481,698
Tatneft OAO (Russia), ADR	11,312	361,758
Total SA (France)	97,014	4,758,640
Tupras Turkiye Petrol Rafinerileri A/S (Turkey)*	4,621	117,066
Valero Energy Corp.	301,100	18,848,860
Western Refining, Inc.	257,500	11,232,150
Woodside Petroleum Ltd. (Australia)	40,212	1,061,063
World Fuel Services Corp.	281,000	13,473,950
WPX Energy, Inc.*(a)	86,800	1,065,904
Z Energy Ltd. (New Zealand)	17,764	70,421

		253,956,061

Paper & Forest Products — 0.3%
Altri SGPS SA (Portugal)	108,165	393,961
Fibria Celulose SA (Brazil)	13,600	186,343
International Paper Co.	244,400	11,630,996
Mondi PLC (South Africa)	172,775	3,719,696
Neenah Paper, Inc.	3,100	182,776
Nippon Paper Industries Co. Ltd. (Japan)	4,500	78,817
P.H. Glatfelter Co.	17,100	376,029
Portucel SA (Portugal)	65,063	251,021
Schweitzer-Mauduit International, Inc.	41,200	1,643,056
Semapa-Sociedade de Investimento e Gestao (Portugal)	17,856	241,071
UPM-Kymmene OYJ (Finland)	136,841	2,421,531

		21,125,297

Personal Products
Amorepacific Corp. (South Korea)	1,100	411,357
Amorepacific Group (South Korea)	970	162,329

		573,686

Pharmaceuticals — 2.9%
AbbVie, Inc.	420,700	28,266,833
AstraZeneca PLC (United Kingdom)	35,237	2,230,145
Bayer AG (Germany)	12,792	1,791,397
Bristol-Myers Squibb Co.	210,100	13,980,054
Catalent, Inc.*	98,000	2,874,340
China Medical System Holdings Ltd. (China)	39,000	54,639
Dr Reddy’s Laboratories Ltd. (India), ADR	22,200	1,228,104
GlaxoSmithKline PLC (United Kingdom)	217,429	4,520,744
Jazz Pharmaceuticals PLC*	7,600	1,338,132
Johnson & Johnson	521,800	50,854,628
Lannett Co., Inc.*(a)	48,800	2,900,672
Merck & Co., Inc.	532,400	30,309,532
Novartis AG (Switzerland)	125,825	12,376,205

COMMON STOCKS (continued)	Shares	Value (Note 2)
Pharmaceuticals (continued)
Novo Nordisk A/S (Denmark) (Class B Stock)	110,648	$6,071,796
Otsuka Holdings Co. Ltd. (Japan)	85,300	2,717,931
Pfizer, Inc.	701,700	23,528,001
Phibro Animal Health Corp. (Class A Stock)	59,800	2,328,612
Richter Gedeon Nyrt (Hungary)	5,031	75,574
Roche Holding AG (Switzerland)	30,037	8,422,120
Sanofi (France)	67,023	6,630,595
SciClone Pharmaceuticals, Inc.*	52,600	516,532
Shire PLC (Ireland)	26,463	2,126,277
Sino Biopharmaceutical Ltd. (Hong Kong)	124,000	143,762
Sucampo Pharmaceuticals, Inc. (Class A Stock)*	102,900	1,690,647
Teva Pharmaceutical Industries Ltd. (Israel)	112,522	6,658,824
Yuhan Corp. (South Korea)	294	71,886

		213,707,982

Professional Services — 0.3%
CRA International, Inc.*	5,600	156,072
ICF International, Inc.*	28,000	976,080
Insperity, Inc.	3,100	157,790
ManpowerGroup, Inc.	134,491	12,020,806
Meitec Corp. (Japan)	22,100	823,901
Navigant Consulting, Inc.*	83,046	1,234,894
On Assignment, Inc.*	49,600	1,948,288
Randstad Holding NV (Netherlands)	5,132	333,927
Resources Connection, Inc.	84,000	1,351,560
Teleperformance (France)	23,194	1,638,614
WS Atkins PLC (United Kingdom)	103,671	2,467,355

		23,109,287

Real Estate Investment Trusts (REITs) — 3.2%
AG Mortgage Investment Trust, Inc.	56,700	979,776
AIMS AMP Capital Industrial REIT (Singapore)	205,700	228,259
Altisource Residential Corp.	13,600	229,160
American Assets Trust, Inc.	110,833	4,345,762
American Campus Communities, Inc.	200,900	7,571,921
Annaly Capital Management, Inc.	1,014,500	9,323,255
Apollo Residential Mortgage, Inc.	127,572	1,874,033
Ares Commercial Real Estate Corp.	64,200	731,238
Ashford Hospitality Prime, Inc.	51,200	769,024
Ashford Hospitality Trust, Inc.	360,700	3,051,522
Big Yellow Group PLC (United Kingdom)	6,624	66,350
BioMed Realty Trust, Inc.	415,800	8,041,572
British Land Co. PLC (United Kingdom)	43,136	537,303
CapitaLand Commercial Trust (Singapore)	121,000	140,043
CBL & Associates Properties, Inc.	103,500	1,676,700
Chambers Street Properties	612,200	4,866,990
Champion REIT (Hong Kong)	121,000	66,498
Chatham Lodging Trust	4,500	119,115
Corporate Office Properties Trust	110,000	2,589,400
DiamondRock Hospitality Co.	112,000	1,434,720
Duke Realty Corp.	343,900	6,386,223
Equity Residential	57,800	4,055,826
Extra Space Storage, Inc.(a)	96,700	6,306,774
Federation Centres (Australia)	1,314,217	2,957,136
Fibra Uno Administracion SA de CV (Mexico)	281,800	670,188
First Industrial Realty Trust, Inc.	19,700	368,981

SEE NOTES TO FINANCIAL STATEMENTS.

A245

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Investment Trusts (REITs) (continued)
Franklin Street Properties Corp.	504,454	$5,705,375
Geo Group, Inc. (The)	189,697	6,480,049
Getty Realty Corp.	9,300	152,148
Gladstone Commercial Corp.	23,000	380,880
GPT Group (The) (Australia)	47,580	156,855
Great Portland Estates PLC (United Kingdom)	15,291	186,412
Growthpoint Properties Ltd. (South Africa)	282,807	614,762
Healthcare Realty Trust, Inc.	43,000	1,000,180
Highwoods Properties, Inc.	33,600	1,342,320
Hospitality Properties Trust	718,446	20,705,614
Hyprop Investments Ltd. (South Africa), UTS	8,924	88,756
Inland Real Estate Corp.	59,400	559,548
Intu Properties PLC (United Kingdom)	214,429	1,035,827
Invesco Mortgage Capital, Inc.	522,527	7,482,587
Kilroy Realty Corp.	34,600	2,323,390
Ladder Capital Corp.	10,600	183,910
Lamar Advertising Co. (Class A Stock)	166,600	9,576,168
LaSalle Hotel Properties	131,400	4,659,444
Lexington Realty Trust(a)	1,189,700	10,088,656
Liberty Property Trust	87,801	2,828,948
Link REIT (The) (Hong Kong)	869,500	5,088,259
Mack-Cali Realty Corp.	156,100	2,876,923
Mapletree Commercial Trust (Singapore)	769,200	836,488
Mapletree Greater China Commercial Trust (Singapore)	4,475,600	3,388,104
Mapletree Industrial Trust (Singapore)	834,600	966,804
Mid-America Apartment Communities, Inc.	58,100	4,230,261
New Residential Investment Corp.	68,700	1,046,988
Omega Healthcare Investors, Inc.	100,700	3,457,031
ProLogis, Inc.	367,500	13,634,250
Prosperity REIT (Hong Kong)	190,000	68,110
Redwood Trust, Inc.(a)	124,700	1,957,790
Resilient Property Income Fund Ltd. (South Africa)	96,070	761,308
Resource Capital Corp.	177,840	688,241
RLJ Lodging Trust	125,970	3,751,387
Segro PLC (United Kingdom)	227,539	1,449,734
Senior Housing Properties Trust	497,900	8,738,145
Shopping Centres Australasia Property Group (Australia)	611,079	1,002,743
Simon Property Group, Inc.	97,800	16,921,356
Soilbuild Business Space REIT (Singapore)	177,500	112,021
Strategic Hotels & Resorts, Inc.*	114,000	1,381,680
Sunlight Real Estate Investment Trust (Hong Kong)	1,373,000	699,287
Sunstone Hotel Investors, Inc.	470,657	7,064,562
Taubman Centers, Inc.	55,100	3,829,450
Urban Edge Properties	268,500	5,582,115
Urstadt Biddle Properties, Inc. (Class A Stock)	20,900	390,412
Weingarten Realty Investors	64,900	2,121,581

		236,984,628

Real Estate Management & Development — 0.7%
Ayala Land, Inc. (Philippines)	84,200	69,606
CBRE Group, Inc. (Class A Stock)*	426,587	15,783,719
Cheung Kong Property Holdings Ltd. (Hong Kong)*	122,296	1,014,459

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Management & Development (continued)
Daiwa House Industry Co. Ltd. (Japan)	25,800	$601,087
Deutsche Euroshop AG (Germany)	7,176	315,216
Emperor International Holdings Ltd. (Hong Kong)	1,200,000	281,483
Evergrande Real Estate Group Ltd. (China)	1,597,000	951,475
Franshion Properties China Ltd. (China)*	1,502,000	536,059
Great Eagle Holdings Ltd. (Hong Kong)	18,000	67,036
Guangzhou R&F Properties Co. Ltd. (China) (Class H Stock)*	748,800	916,664
Henderson Land Development Co. Ltd. (Hong Kong)	330	2,256
Highwealth Construction Corp. (Taiwan)	22,000	52,451
Hysan Development Co. Ltd. (Hong Kong)	665,000	2,879,769
Jones Lang LaSalle, Inc.	127,889	21,869,019
Kerry Properties Ltd. (Hong Kong)	658,000	2,579,235
Kowloon Development Co. Ltd. (Hong Kong)	175,000	220,784
Langham Hospitality Investments Ltd. (Hong Kong)	795,000	341,370
Lend Lease Group (Australia)	56,728	655,905
Longfor Properties Co. Ltd. (China)	53,000	84,223
Marcus & Millichap, Inc.*	47,100	2,173,194
Shimao Property Holdings Ltd. (Hong Kong)	53,000	104,330
Shui On Land Ltd. (China)	134,000	37,983
Sino-Ocean Land Holdings Ltd. (China)	130,500	98,408
SOHO China Ltd. (China)	444,500	289,252
Swire Properties Ltd. (Hong Kong)	52,400	167,129
Tokyo Tatemono Co. Ltd. (Japan)	9,000	124,917
Unite Group PLC (United Kingdom)	48,903	439,131
Yuexiu Property Co. Ltd. (China)	258,660	56,313

		52,712,473

Road & Rail — 0.5%
Central Japan Railway Co. (Japan)	6,100	1,100,773
Nippon Express Co. Ltd. (Japan)	37,000	181,797
Northgate PLC (United Kingdom)	32,224	290,782
Old Dominion Freight Line, Inc.*	106,900	7,333,875
Sankyu, Inc. (Japan)	84,000	458,715
Swift Transportation Co.*	39,500	895,465
Union Pacific Corp.	196,700	18,759,279
Werner Enterprises, Inc.	151,000	3,963,750
West Japan Railway Co. (Japan)	60,100	3,845,145

		36,829,581

Semiconductors & Semiconductor Equipment — 1.8%
Advanced Energy Industries, Inc.*	5,800	159,442
Amkor Technology, Inc.*	246,000	1,471,080
Applied Materials, Inc.	41,600	799,552
ARM Holdings PLC (United Kingdom)	152,756	2,499,666
ASM International NV (Netherlands)	40,507	1,873,915
Avago Technologies Ltd. (Singapore)	79,500	10,567,935
Cabot Microelectronics Corp.*	30,200	1,422,722
Cirrus Logic, Inc.*	90,900	3,093,327
Cohu, Inc.	11,500	152,145
Diodes, Inc.*	9,400	226,634
Integrated Device Technology, Inc.*	592,000	12,846,400
Intel Corp.	972,000	29,563,380
Melexis NV (Belgium)	8,363	486,063
MKS Instruments, Inc.	7,400	280,756
Monolithic Power Systems, Inc.	21,200	1,075,052

SEE NOTES TO FINANCIAL STATEMENTS.

A246

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Semiconductors & Semiconductor Equipment (continued)
Pericom Semiconductor Corp.	23,900	$314,285
PMC-Sierra, Inc.*	59,738	511,357
Powertech Technology, Inc. (Taiwan)*	134,000	289,954
Shinko Electric Industries Co. Ltd. (Japan)	73,300	528,530
Siliconware Precision Industries Co. Ltd. (Taiwan)	687,000	1,048,219
SK Hynix, Inc. (South Korea)	44,908	1,702,081
Skyworks Solutions, Inc.	232,700	24,224,070
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	714,000	3,247,714
Teradyne, Inc.	456,600	8,807,814
Tessera Technologies, Inc.	91,900	3,490,362
Texas Instruments, Inc.	333,400	17,173,434
Tokyo Electron Ltd. (Japan)	32,700	2,078,317
Transcend Information, Inc. (Taiwan)	8,000	29,438
United Microelectronics Corp. (Taiwan)	2,505,000	1,057,975

		131,021,619

Software — 2.3%
ANSYS, Inc.*	105,200	9,598,448
Aspen Technology, Inc.*(a)	50,100	2,282,055
Barracuda Networks, Inc.*	15,100	598,262
CDK Global, Inc.	233,600	12,609,728
ePlus, Inc.*	26,800	2,054,220
FactSet Research Systems, Inc.	66,700	10,839,417
Manhattan Associates, Inc.*	132,700	7,915,555
Microsoft Corp.	1,085,300	47,915,995
MicroStrategy, Inc. (Class A Stock)*	14,100	2,398,128
NCSoft Corp. (South Korea)	579	102,887
NetScout Systems, Inc.*(a)	46,943	1,721,400
Oracle Corp.	458,600	18,481,580
Pegasystems, Inc.	48,000	1,098,720
Playtech PLC (United Kingdom)	56,088	721,230
Progress Software Corp.*	74,400	2,046,000
Rovi Corp.*(a)	100,000	1,595,000
Software AG (Germany)	24,307	666,073
SolarWinds, Inc.*	210,700	9,719,591
Solera Holdings, Inc.	163,363	7,279,455
SS&C Technologies Holdings, Inc.	34,700	2,168,750
Symantec Corp.	262,300	6,098,475
Synopsys, Inc.*	248,145	12,568,544
Tyler Technologies, Inc.*	54,400	7,038,272

		167,517,785

Specialty Retail — 1.8%
American Eagle Outfitters, Inc.	188,700	3,249,414
America’s Car-Mart, Inc.*	13,000	641,160
AutoNation, Inc.*	265,500	16,721,190
Best Buy Co., Inc.	29,400	958,734
Cato Corp. (The) (Class A Stock)	40,600	1,573,656
Destination Maternity Corp.	24,331	283,699
Dick’s Sporting Goods, Inc.	193,300	10,007,141
Express, Inc.*	183,300	3,319,563
Fast Retailing Co. Ltd. (Japan)	2,400	1,088,331
FF Group (Greece)*	17,684	452,801
Foot Locker, Inc.	210,352	14,095,687
Gap, Inc. (The)(a)	359,839	13,735,055
Group 1 Automotive, Inc.(a)	17,900	1,625,857
Groupe Fnac (France)*	7,629	457,410
Hibbett Sports, Inc.*	4,300	200,294

COMMON STOCKS (continued)	Shares	Value (Note 2)
Specialty Retail (continued)
Home Depot, Inc. (The)	113,700	$12,635,481
Howden Joinery Group PLC (United Kingdom)	471,439	3,826,539
JB Hi-Fi Ltd. (Australia)	133,828	2,009,180
Lookers PLC (United Kingdom)	565,029	1,407,981
Lowe’s Cos., Inc.	213,600	14,304,792
Mr. Price Group Ltd. (South Africa)	57,422	1,181,914
Murphy USA, Inc.*	120,700	6,737,474
Outerwall, Inc.	4,700	357,717
Ross Stores, Inc.	273,400	13,289,974
Tilly’s, Inc. (Class A Stock)*	54,310	525,178
Urban Outfitters, Inc.*	44,600	1,561,000
USS Co. Ltd. (Japan)	9,800	176,744
Williams-Sonoma, Inc.	96,100	7,906,147
Zumiez, Inc.*	27,000	719,010

		135,049,123

Technology Hardware, Storage & Peripherals — 2.0%
Apple, Inc.	834,800	104,704,790
Catcher Technology Co. Ltd. (Taiwan)	24,000	300,048
Foxconn Technology Co. Ltd. (Taiwan)	204,000	740,161
FUJIFILM Holdings Corp. (Japan)	153,600	5,481,681
Hewlett-Packard Co.	764,000	22,927,640
Lexmark International, Inc. (Class A Stock)(a)	137,000	6,055,400
Pegatron Corp. (Taiwan)	184,000	538,374
Samsung Electronics Co. Ltd. (South Korea)	4,892	5,550,396
Super Micro Computer, Inc.*	46,300	1,369,554

		147,668,044

Textiles, Apparel & Luxury Goods — 0.7%
Anta Sports Products Ltd. (China)	249,000	603,905
Carter’s, Inc.	206,300	21,929,690
Christian Dior SE (France)	8,129	1,591,409
Culp, Inc.	20,300	629,300
Eclat Textile Co. Ltd. (Taiwan)	6,000	98,450
Luxottica Group SpA (Italy)	61,590	4,096,848
LVMH Moet Hennessy Louis Vuitton SA (France)	25,442	4,472,977
Michael Kors Holdings Ltd.*	353,700	14,887,233
Oxford Industries, Inc.	10,100	883,245
Pou Chen Corp. (Taiwan)	352,000	502,126
Shenzhou International Group Holdings Ltd. (China)	218,000	1,060,252
Steven Madden Ltd.*	6,400	273,792
Swatch Group AG (The) (Switzerland)	2,366	177,722
Unifi, Inc.*	9,200	308,200
Vince Holding Corp.*	17,500	209,650

		51,724,799

Thrifts & Mortgage Finance — 0.1%
Aareal Bank AG (Germany)	11,732	461,291
Beneficial Bancorp, Inc.*	214,300	2,676,607
Brookline Bancorp, Inc.	38,800	438,052
Charter Financial Corp.	18,622	231,099
Federal Agricultural Mortgage Corp. (Class C Stock)	16,600	482,396
First Defiance Financial Corp.	7,100	266,463
Flagstar Bancorp, Inc.*	56,900	1,051,512

SEE NOTES TO FINANCIAL STATEMENTS.

A247

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Thrifts & Mortgage Finance (continued)
HomeStreet, Inc.*	5,700	$130,074
Meridian Bancorp, Inc.*	23,200	311,112
OceanFirst Financial Corp.	14,100	262,965
Oritani Financial Corp.	12,100	194,205
Walker & Dunlop, Inc.*	53,700	1,435,938

		7,941,714

Tobacco — 0.6%
Altria Group, Inc.	498,600	24,386,526
British American Tobacco PLC (United Kingdom)	22,710	1,222,756
Imperial Tobacco Group PLC (United Kingdom)	140,247	6,754,565
Japan Tobacco, Inc. (Japan)	50,300	1,788,129
KT&G Corp. (South Korea)	17,244	1,467,081
Philip Morris International, Inc.	93,500	7,495,895

		43,114,952

Trading Companies & Distributors — 0.2%
Applied Industrial Technologies, Inc.	6,100	241,865
Ashtead Group PLC (United Kingdom)	22,874	394,226
Barloworld Ltd. (South Africa)	8,144	64,628
Bunzl PLC (United Kingdom)	14,346	391,349
GATX Corp.(a)	43,100	2,290,765
ITOCHU Corp. (Japan)	316,600	4,181,405
Mitsui & Co. Ltd. (Japan)	74,900	1,017,601
Sojitz Corp. (Japan)	1,921,200	4,665,930
Sumitomo Corp. (Japan)	50,200	584,299

		13,832,068

Transportation Infrastructure
Airports of Thailand PCL (Thailand)	15,700	140,845
ASTM SpA (Italy)	16,506	217,333
Auckland International Airport Ltd. (New Zealand)	42,965	143,799
DP World Ltd. (United Arab Emirates)	26,657	570,460
Flughafen Zuerich AG (Switzerland)	180	139,339
Groupe Eurotunnel SE (France)	20,774	301,207
Grupo Aeroportuario del Sureste SAB de CV (Mexico) (Class B Stock)	7,645	108,613
SATS Ltd. (Singapore)	28,900	79,178
TAV Havalimanlari Holding A/S (Turkey)	8,987	76,295
Westports Holdings Bhd (Malaysia)	437,900	491,072
Zhejiang Expressway Co. Ltd. (China) (Class H Stock)	580,000	804,369

		3,072,510

Water Utilities
Connecticut Water Service, Inc.	9,915	338,696
Middlesex Water Co.	17,900	403,824
Severn Trent PLC (United Kingdom)	10,193	333,068

		1,075,588

Wireless Telecommunication Services — 0.3%
America Movil SAB de CV (Mexico) (Class L Stock)	1,176,500	1,257,528
China Mobile Ltd. (China)	240,500	3,076,937
DiGi.Com Bhd (Malaysia)	703,800	998,914
Globe Telecom, Inc. (Philippines)	1,190	66,199
KDDI Corp. (Japan)	224,800	5,424,863
MegaFon OAO (Russia), GDR, RegS	5,124	71,224

COMMON STOCKS (continued)	Shares	Value (Note 2)
Wireless Telecommunication Services (continued)
Mobile Telesystems OJSC (Russia), ADR	4,200	$41,076
MTN Group Ltd. (South Africa)	46,426	872,074
Shenandoah Telecommunications Co.	31,300	1,071,399
Sistema JSFC (Russia), GDR, RegS	28,034	248,101
SmarTone Telecommunications Holdings Ltd. (Hong Kong)	37,500	65,413
Telephone & Data Systems, Inc.	149,000	4,380,600
Vodafone Group PLC (United Kingdom)	1,160,014	4,231,583

		21,805,911

TOTAL COMMON STOCKS (cost $4,343,187,195)		4,647,713,104

EXCHANGE TRADED FUNDS — 0.5%
iPath MSCI India Index*(a)	6,945	488,442
iShares MSCI EAFE ETF	320,000	20,316,800
iShares MSCI EAFE Small-Cap Index Fund(a)	138,000	7,040,760
iShares MSCI Emerging Markets Index Fund	177,500	7,032,550

TOTAL EXCHANGE TRADED FUNDS (cost $35,607,874)		34,878,552

PREFERRED STOCKS — 0.1%
Automobiles
Bayerische Motoren Werke AG (Germany) (PRFC)	2,323	196,696
Hyundai Motor Co. (South Korea) (2nd PRFC)	600	56,424
Volkswagen AG (Germany) (PRFC)	7,383	1,713,441

		1,966,561

Banks — 0.1%
Banco Bradesco SA (Brazil) (PRFC)	203,280	1,863,395
Itau Unibanco Holding SA (Brazil) (PRFC)	194,864	2,146,631
Itausa — Investimentos Itau SA (Brazil) (PRFC)	125,070	358,826

		4,368,852

Beverages
Embotelladora Andina SA (Chile) (PRFC B)	15,312	51,787

Chemicals
Braskem SA (Brazil) (PRFC A)	7,800	33,893
Sociedad Quimica y Minera de Chile SA (Chile) (PRFC B)	3,446	55,770

		89,663

Diversified Telecommunication Services
Oi SA (Brazil) (PRFC)*	215,050	408,091
Telefonica Brasil SA (Brazil) (PRFC)	73,300	1,024,375

		1,432,466

Electric Utilities
Cia Energetica de Minas Gerais (Brazil) (PRFC)	156,900	594,980

Household Products
Henkel AG & Co. KGaA (Germany) (PRFC)	6,972	782,372

Independent Power & Renewable Electricity Producers
Cia Energetica de Sao Paulo (Brazil) (PRFC B)	6,700	42,173

SEE NOTES TO FINANCIAL STATEMENTS.

A248

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

PREFERRED STOCKS (continued)	Shares	Value (Note 2)
Metals & Mining
Gerdau SA (Brazil) (PRFC)	32,300	$77,397

Oil, Gas & Consumable Fuels
Petroleo Brasileiro SA (Brazil) (PRFC)*	50,500	206,931

Technology Hardware, Storage & Peripherals
Samsung Electronics Co. Ltd. (South Korea) (PRFC)	200	177,744

TOTAL PREFERRED STOCKS (cost $11,591,984)		9,790,926

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 3.8%
Collateralized Loan Obligations — 2.0%
A Voce Clo Ltd. (Cayman Islands),
Series 2014-1A, Class A1A, 144A
1.725%(c)	07/15/26	3,250	3,236,253
AIMCO CLO (Cayman Islands),
Series 2014-AA, Class A, 144A
1.815%(c)	07/20/26	3,200	3,197,337
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2013-1A, Class A1, 144A
1.466%(c)	07/13/25	5,200	5,151,330
Series 2013-1A, Class A2B, 144A
3.500%	07/13/25	4,650	4,532,591
Series 2014-3A, Class A1, 144A
1.779%(c)	04/28/26	4,600	4,590,844
Series 2014-3A, Class A2A, 144A
2.529%(c)	04/28/26	1,200	1,194,159
ARES XXVI CLO Ltd. (Cayman Islands),
Series 2013-1A, Class A, 144A
1.375%(c)	04/15/25	2,400	2,372,086
ARES XXXI CLO Ltd. (Cayman Islands),
Series 2014-31A, Class A1, 144A
1.726%(c)	08/28/25	1,500	1,497,392
Arrowpoint CLO Ltd. (Cayman Islands),
Series 2014-3A, Class A, 144A
1.825%(c)	10/15/26	3,250	3,245,728
Series 2015-4A, Class A, 144A
1.822%(c)	04/18/27	3,750	3,729,918
Atlas Sr. Loan Fund IV Ltd. (Cayman Islands),
Series 2013-2A, Class A1L, 144A
1.774%(c)	02/15/26	500	499,037
Atlas Sr. Loan Fund VI Ltd. (Cayman Islands),
Series 2014-6A, Class A, 144A
1.815%(c)	10/15/26	1,750	1,748,478
Series 2014-6A, Class B, 144A
2.675%(c)	10/15/26	500	497,475
Atrium VII (Cayman Islands),
Series 7AR, Class BR, 144A
2.026%(c)	11/16/22	1,250	1,239,039
Babson CLO Ltd. (Cayman Islands),
Series 2013-IA, Class A, 144A
1.375%(c)	04/20/25	1,500	1,487,955
Series 2013-IA, Class B, 144A
1.875%(c)	04/20/25	5,000	4,897,485

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (continued)
Battalion CLO IV Ltd. (Cayman Islands),
Series 2013-4A, Class A1, 144A
1.675%(c)	10/22/25	2,900	$2,892,043
Battalion CLO V Ltd. (Cayman Islands),
Series 2014-5A, Class A1, 144A
1.774%(c)	04/17/26	2,800	2,794,488
Series 2014-5A, Class A2A, 144A
2.425%(c)	04/17/26	1,000	992,208
Series 2014-5A, Class A2B, 144A
4.410%	04/17/26	500	493,042
Benefit Street Partners CLO II Ltd. (Cayman Islands),
Series 2013-IIA, Class A1, 144A
1.475%(c)	07/15/24	5,650	5,598,149
Series 2013-IIA, Class A2B, 144A
3.339%	07/15/24	5,000	4,837,833
Benefit Street Partners CLO V Ltd. (Cayman Islands),
Series 2014-VA, Class A, 144A
1.875%(c)	10/20/26	2,250	2,252,013
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-3A, Class A1A, 144A
1.737%(c)	07/27/26	2,750	2,747,502
Catamaran CLO Ltd. (Cayman Islands),
Series 2014-2A, Class A1, 144A
1.785%(c)	10/18/26	500	498,448
Series 2015-1A, Class A, 144A
1.550%(c)	04/22/27	3,000	2,983,123
ECP CLO Ltd. (Cayman Islands),
Series 2014-6A, Class A1A, 144A
1.725%(c)	07/15/26	3,750	3,734,008
Fraser Sullivan CLO VII Ltd. (Cayman Islands),
Series 2012-7A, Class A2R, 144A
2.775%(c)	04/20/23	4,500	4,500,000
Galaxy XVIII CLO Ltd. (Cayman Islands),
Series 2014-18A, Class A, 144A
1.745%(c)	10/15/26	3,250	3,238,509
ICG US CLO Ltd. (Cayman Islands),
Series 2014-3A, Class A1B, 144A
3.320%	01/25/27	1,250	1,251,571
Jefferson Mill CLO Ltd. (Cayman Islands),
Series 2015-1A, Class A1, 144A
1.782%(c)	07/20/27	5,500	5,468,650
KVK CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A1, 144A
1.864%(c)	05/15/26	2,300	2,301,673
Series 2014-1A, Class A2, 144A
3.670%	05/15/26	500	501,121
Series 2014-2A, Class A, 144A
1.825%(c)	07/15/26	2,500	2,498,720
Magnetite IX Ltd. (Cayman Islands),
Series 2014-9A, Class A1, 144A
1.697%(c)	07/25/26	4,300	4,276,153
Magnetite VIII Ltd. (Cayman Islands),
Series 2014-8A, Class A, 144A
1.755%(c)	04/15/26	3,700	3,689,722
Magnetite XI Ltd. (Cayman Islands),
Series 2014-11A, Class A1, 144A
1.725%(c)	01/18/27	750	746,513

SEE NOTES TO FINANCIAL STATEMENTS.

A249

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (continued)
Mountain View CLO Ltd. (Cayman Islands),
Series 2014-1A, Class B, 144A
2.685%(c)	10/15/26	500	$491,627
Ocean Trails CLO IV (Cayman Islands),
Series 2013-4A, Class A, 144A
1.577%(c)	08/13/25	3,000	2,982,127
OZLM Funding IV Ltd. (Cayman Islands),
Series 2013-4A, Class A1, 144A
1.425%(c)	07/22/25	2,200	2,176,126
Palmer Square CLO 2015-2 Ltd. (Cayman Islands),
Series 2015-2A, Class A1A, 144A
1.786%(c)	07/20/27	5,500	5,489,550
Regatta III Funding Ltd. (Cayman Islands),
Series 2014-1A, Class A1A, 144A
1.795%(c)	04/15/26	5,150	5,152,047
Regatta V Funding Ltd. (Cayman Islands),
Series 2014-1A, Class A1A, 144A
1.837%(c)	10/25/26	3,250	3,249,322
Seneca Park CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A, 144A
1.755%(c)	07/17/26	1,600	1,599,934
Series 2014-1A, Class B2, 144A
4.350%	07/17/26	1,100	1,099,050
Silver Spring CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A, 144A
1.720%(c)	10/15/26	2,500	2,488,801
Sound Point CLO IX Ltd. (Cayman Islands),
Series 2015-2A, Class A, 144A
1.985%(c)	07/20/27	5,000	4,995,000
Sound Point CLO VI Ltd. (Cayman Islands),
Series 2014-2A, Class A1, 144A
1.635%(c)	10/20/26	2,000	1,982,814
THL Credit Wind River CLO Ltd. (Cayman Islands),
Series 2014-1A, Class B2, 144A
4.730%	04/18/26	1,900	1,911,482
Series 2014-3A, Class A, 144A
1.896%(c)	01/22/27	2,750	2,752,880
Tryon Park CLO Ltd. (Cayman Islands),
Series 2013-1A, Class A1, 144A
1.395%(c)	07/15/25	5,500	5,434,958
Washington Mill CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A1, 144A
1.775%(c)	04/20/26	2,800	2,794,350
Series 2014-1A, Class B2, 144A
4.250%	04/20/26	500	494,675

			146,507,339

Non-Residential Mortgage-Backed Securities — 0.5%
Avis Budget Rental Car Funding AESOP LLC,
Series 2015-1A, Class A, 144A
2.500%	07/20/21	8,800	8,746,373
Series 2015-2A, Class A, 144A
2.630%	12/20/21	6,100	6,084,347
Chase Issuance Trust,
Series 2007-C1, Class C1
0.642%(c)	04/15/19	5,600	5,566,490
Ford Credit Auto Owner Trust,
Series 2014-2, Class A, 144A
2.310%	04/15/26	4,200	4,246,473

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Non-Residential Mortgage-Backed Securities (continued)
Hertz,
Series 2015-1A, Class A
2.730%	03/25/21	7,000	$6,965,000
OneMain Financial Issuance Trust,
Series 2015-2A, Class A, 144A
2.570%	07/18/25	5,700	5,704,332
Springleaf Funding Trust,
Series 2015-AA, Class A, 144A
3.160%	11/15/24	3,860	3,905,791

			41,218,806

Residential Mortgage-Backed Securities — 1.3%
Accredited Mortgage Loan Trust,
Series 2004-3, Class 2A5
1.265%(c)	10/25/34	3,419	3,232,337
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2005-R6, Class M1
0.785%(c)	08/25/35	2,814	2,783,851
Argent Securities, Inc.,
Series 2003-W5, Class AV2
0.941%(c)	10/25/33	958	864,902
Series 2003-W7, Class A2
0.961%(c)	03/25/34	1,975	1,896,658
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2003-HE1, Class M2
3.707%(c)	01/15/33	606	616,467
Series 2005-HE1, Class M1
0.935%(c)	03/25/35	7,619	7,330,583
Bayview Opportunity Master Fund IIIb NPL Trust,
Series 2015-NPLA, Class A, 144A
3.721%(c)	07/28/35	3,000	3,000,000
Bear Stearns Asset-Backed Securities Trust,
Series 2004-SD2, Class A1
3.552%(c)	03/25/44	1,675	1,677,346
Chase Funding Trust,
Series 2003-1, Class 2A2
0.845%(c)	11/25/32	709	671,084
GSAMP Trust,
Series 2004-HE2, Class M1
1.156%(c)	09/25/34	6,965	6,440,024
Home Equity Asset Trust,
Series 2002-1, Class M1
1.501%(c)	11/25/32	2,014	1,886,993
Series 2004-2, Class M1
0.980%(c)	07/25/34	6,614	6,180,937
MASTR Asset-Backed Securities Trust,
Series 2004-HE1, Class M3
1.835%(c)	09/25/34	3,340	3,276,877
Merrill Lynch Mortgage Investors Trust,
Series 2003-OPT1, Class A3
0.905%(c)	07/25/34	327	315,176
Series 2004-HE2, Class A1A
0.985%(c)	08/25/35	811	770,905
Series 2005-WMC1, Class M1
0.935%(c)	09/25/35	1,611	1,460,448
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE3, Class M1
1.205%(c)	10/25/33	674	628,455
Series 2004-NC3, Class M1
0.980%(c)	03/25/34	3,197	3,039,015

SEE NOTES TO FINANCIAL STATEMENTS.

A250

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (continued)
Series 2005-HE2, Class M1
0.785%(c)	01/25/35	2,000	$1,875,238
Morgan Stanley Home Equity Loan Trust,
Series 2005-3, Class M2
0.655%(c)	08/25/35	3,000	2,892,372
Option One Mortgage Acceptance Corp. Asset-Backed Certificates,
Series 2003-4, Class A2
0.825%(c)	07/25/33	1,294	1,207,098
Series 2003-6, Class A2
0.845%(c)	11/25/33	2,012	1,890,781
Option One Mortgage Loan Trust,
Series 2003-1, Class A2
1.025%(c)	02/25/33	1,982	1,843,926
RAMP Trust,
Series 2005-EFC2, Class M3
0.675%(c)	07/25/35	9,000	8,764,623
Specialty Underwriting & Residential Finance Trust,
Series 2004-BC1, Class M1
0.950%(c)	02/25/35	1,336	1,226,415
Series 2004-BC4, Class A2C
1.165%(c)	10/25/35	8,112	7,832,248
Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
Series 2003-BC3, Class M1
1.310%(c)	04/25/33	3,903	3,737,767
VOLT XXX LLC,
Series 2015-NPL1, Class A1, 144A
3.625%	10/25/57	6,246	6,241,323
VOLT XXXI LLC,
Series 2015-NPL2, Class A1, 144A
3.375%	02/25/55	4,020	4,009,117
VOLT XXXIV LLC,
Series 2015-NPL7, Class A1, 144A
3.250%	02/25/55	5,946	5,921,634

			93,514,600

TOTAL ASSET-BACKED SECURITIES (cost $282,207,787)			281,240,745

BANK LOANS(c) — 0.5%
Aerospace & Defense — 0.1%
Sequa Corp.,
Initial Term Loan, (original cost $189,174; purchased 12/18/12)(f)
5.250%	06/19/17	190	166,042
Transdigm, Inc.,
Term Loan TL
3.500%	05/13/22	2,095	2,068,067

			2,234,109

Automobiles
Chrysler Group LLC,
Term Loan B
3.500%	05/24/17	1,960	1,955,443

Biotechnology — 0.1%
Grifols Worldwide Operations USA, Inc.,
US Tranche Term Loan B
3.281%	02/26/21	988	986,883

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Biotechnology (continued)
RPI Finance Trust,
Term Loan B4, (original cost $1,296,742; purchased 05/01/15)(f)
3.500%	11/09/20	1,297	$1,296,742

			2,283,625

Capital Markets
Financiere Lilas IV. Private Placement (France),
Facility B2, (original cost $1,574,621; purchased 09/04/13)(f)
3.750%	10/30/20	1,205	1,344,310
Hamilton Lane Advisors, LLC,
Term Loan, (original cost $388,418; purchased 02/22/13)(f)
4.000%	02/28/18	388	387,447

			1,731,757

Chemicals
Axalta Coating Systems US Holdings, Inc.,
Refinanced Term Loan B
3.750%	02/01/20	173	172,932

Commercial Services & Supplies
ADS Waste Holdings, Inc.,
Tranche Term Loan B-2
3.750%	10/09/19	924	912,325
TransUnion LLC,
Term Loan B2
3.750%	04/09/21	988	977,625

			1,889,950

Containers & Packaging
Reynolds Group Holdings, Inc.,
Incremental US Term Loan
4.500%	12/01/18	514	515,344

Diversified Consumer Services
Rac Ltd. (United Kingdom),
Term Loan, (original cost $978,728; purchased 11/03/14)(f)
5.323%	12/17/21	622	978,472

Food & Staples Retailing
Supervalu, Inc.,
Term Loan
4.500%	03/21/19	1,487	1,489,024

Food Products
Pinnacle Foods Finance LLC,
Tranche Term Loan G
3.000%	04/29/20	371	368,602

Health Care Equipment & Supplies
Convatec, Inc.,
Dollar Term Loan
4.250%	12/22/16	286	286,038
Kinetic Concepts, Inc.,
Dollar Term Loan E-1
4.500%	05/04/18	439	440,127

			726,165

Health Care Providers & Services — 0.1%
CHS/Community Health Systems, Inc.,
Term Loan
2.534%	01/25/19	947	939,316
Term Loan G
3.750%	12/31/19	435	434,462

SEE NOTES TO FINANCIAL STATEMENTS.

A251

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Health Care Providers & Services (continued)
Term Loan H
4.000%	01/27/21	800	$800,176
MPH Acquisition Holdings LLC,
Term Loan B
3.750%	03/31/21	3,895	3,871,002
Select Medical Corp.,
Series E, Tranche Term Loan B
3.750%	06/01/18	213	212,534

			6,257,490

Health Care Technology
Truven Health Analytics, Inc.,
New Tranche Term Loan B, (original cost $972,600; purchased 04/25/13)(f)
4.500%	06/06/19	973	969,561

Hotels, Restaurants & Leisure
Aramark Corp.,
Term Loan
3.250%	02/24/21	995	989,987

Household Durables
Serta Simmons Holdings LLC,
Term Loan
4.250%	10/01/19	225	225,140

IT Services
Syniverse Holdings, Inc.,
Term Loan
4.000%	04/23/19	960	904,337
Tranche Term Loan B
4.000%	04/23/19	276	260,339

			1,164,676

Marine
Scandlines GmbH (France),
Facility B, (original cost $1,696,856; purchased 11/04/13)(f)
4.500%	11/04/20	1,256	1,407,212

Media — 0.1%
Intelsat Jackson Holdings SA,
Tranche Term Loan B-2
3.750%	06/30/19	949	941,202
NEP/NCP Holdco, Inc.,
First Lien Amendment No. 3 Incremental Term Loan, (original cost $283,518; purchased 03/10/14)(f)
4.250%	01/22/20	284	279,407
Sinclair Television Group, Inc.,
Tranche Term Loan B
3.000%	04/09/20	668	664,752
Univision Communications, Inc.,
Replacement First Lien Term Loan, (original cost $752,676; purchased 02/04/14)(f)
4.000%	03/01/20	756	750,389

			2,635,750

Pharmaceuticals — 0.1%
Catalent Pharma Solutions, Inc.,
Dollar Term Loan
4.250%	05/20/21	680	680,811
Mallinckrodt International Finance SA,
Term Loan
3.500%	03/19/21	1,509	1,503,152

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Pharmaceuticals (continued)
Par Pharmaceutical Cos., Inc.,
Term Loan B-2
4.000%	09/30/19	983	$980,981
Valeant Pharmaceuticals Intl, Inc.,
Term Loan
4.000%	04/01/22	998	996,593

			4,161,537

Semiconductors & Semiconductor Equipment
Avago Technologies Finance Pte. Ltd.,
Term Loan
3.750%	05/06/21	1,980	1,982,365

Software
Deltek, Inc.,
First Lien Term Loan, (original cost $320,929; purchased 10/04/12)(f)
4.500%	10/10/18	324	324,678

Specialty Retail
Staples, Inc.,
Term Loan B
3.500%	02/28/22	1,195	1,192,677

Trading Companies & Distributors
Flying Fortress, Inc.,
New Term Loan
3.500%	06/30/17	833	833,594

TOTAL BANK LOANS (cost $37,140,709)			36,490,090

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.5%
Banc of America Commercial Mortgage Trust,
Series 2007-5, Class A1A
5.361%	02/10/51	1,381	1,475,060
Banc of America Merrill Lynch Commercial Mortgage, Inc.,
Series 2005-5, Class A4
5.115%	10/10/45	881	881,573
CD Commercial Mortgage Trust,
Series 2007-CD4, Class A4
5.322%	12/11/49	7,500	7,814,565
Citigroup Commercial Mortgage Trust,
Series 2015-GC31, Class A3
3.497%	06/10/45	8,000	8,074,400
Series 2007-C6, Class A4
5.899%(c)	12/10/49	8,000	8,557,240
Series 2014-GC21, Class A4
3.575%	05/10/47	3,850	3,968,345
COBALT CMBS Commercial Mortgage Trust,
Series 2006-C1, Class A4
5.223%	08/15/48	5,728	5,957,536
Series 2007-C2, Class AMFX
5.526%	04/15/47	6,675	7,099,944
Commercial Mortgage Trust,
Series 2005-GG5, Class A5
5.224%(c)	04/10/37	2,008	2,010,845
Series 2013-CR8, Class A4
3.334%	06/10/46	7,000	7,167,951
Series 2014-CR20, Class A3
3.326%	11/10/47	6,000	6,038,262
Series 2014-UBS4, Class A3
3.430%	08/10/47	5,900	6,089,809

SEE NOTES TO FINANCIAL STATEMENTS.

A252

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2014-UBS6, Class A4
3.378%	12/10/47	1,600	$1,615,755
Series 2015-DC1, Class A4
3.078%	02/10/48	5,000	4,918,060
Series 2015-LC21, Class A3
3.445%	07/10/48	7,000	7,061,999
CSAIL Commercial Mortgage Trust,
Series 2015-C2, Class A3
3.231%	06/15/57	8,000	7,960,272
Fannie Mae-Aces,
Series 2015-M8, Class AB2
2.829%	01/25/25	5,145	5,091,775
FHLMC Multifamily Structured Pass-Through Certificates,
Series-K008, Class X1, IO
1.798%(c)	06/25/20	13,677	857,370
Series-K025, Class X1, IO
1.022%(c)	10/25/22	13,322	700,396
Series-K029, Class A2
3.320%	02/25/23	3,900	4,085,925
Series-K033, Class A2
3.060%(c)	07/25/23	3,000	3,075,255
GS Mortgage Securities Trust,
Series 2013-GC12, Class A3
2.860%	06/10/46	7,900	7,856,115
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C17, Class A2
3.003%	01/15/47	3,000	3,105,981
Series 2014-C19, Class A3
3.669%	04/15/47	6,240	6,522,048
Series 2014-C21, Class A4
3.493%	08/15/47	3,900	3,990,858
Series 2014-C25, Class A4A1
3.408%	11/15/47	7,000	7,110,516
Series 2015-C28, Class A2
2.773%	10/15/48	1,600	1,634,163
Series 2015-C28, Class A4
3.227%	10/15/48	4,700	4,636,230
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class A4
2.694%	04/15/46	6,750	6,619,327
Series 2007-LD12, Class A4
5.882%(c)	02/15/51	660	701,812
ML-CFC Commercial Mortgage Trust,
Series 2007-5, Class A4
5.378%	08/12/48	4,590	4,784,203
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C23, Class A3
3.451%	07/15/50	6,800	6,861,397
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C4, Class A3
2.533%	12/10/45	6,836	6,874,391
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C27, Class A3
5.765%(c)	07/15/45	6,500	6,678,811
Series 2006-C28, Class A1A
5.559%	10/15/48	1,902	1,983,519
Series 2007-C32, Class A1A

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
5.903%(c)	06/15/49		1,748	$1,846,734
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class A4
3.548%	08/15/50		1,420	1,459,947
Series 2015-LC20, Class A4
2.925%	04/15/50		5,000	4,849,600
Series 2015-NXS1, Class A4
2.874%	05/15/48		7,500	7,293,608
WFRBS Commercial Mortgage Trust,
Series 2013-C13, Class A3
2.749%	05/15/45		2,850	2,808,068

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $190,492,601)				188,119,665

CORPORATE BONDS — 6.8%
Aerospace & Defense
United Technologies Corp.,
Sr. Unsec’d. Notes
4.150%	05/15/45		2,265	2,162,767
4.500%	06/01/42		815	827,954

				2,990,721

Airlines
Continental Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.983%	04/19/22		1,374	1,532,531
Delta Air Lines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
6.821%	08/10/22		908	1,041,569

				2,574,100

Auto Components
Dana Holding Corp.,
Sr. Unsec’d. Notes
5.500%	12/15/24		400	393,000
Lear Corp.,
Gtd. Notes
5.250%	01/15/25		1,770	1,739,025

				2,132,025

Automobiles — 0.1%
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43	(a)	1,040	1,008,386
General Motors Co.,
Sr. Unsec’d. Notes
4.875%	10/02/23		1,395	1,470,711
6.250%	10/02/43		2,005	2,236,688
Jaguar Land Rover Automotive PLC (United Kingdom),
Gtd. Notes, 144A
4.250%	11/15/19		1,430	1,451,450

				6,167,235

Banks — 1.4%
Asian Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
5.593%	07/16/18		2,000	2,237,498

SEE NOTES TO FINANCIAL STATEMENTS.

A253

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Banks (continued)
Bank of America Corp.,
Jr. Sub. Notes
5.125%(c)	12/31/49	(a)	1,630	$1,596,993
Sr. Unsec’d. Notes
1.500%	10/09/15		5,000	5,011,475
Sr. Unsec’d. Notes, MTN
3.300%	01/11/23		4,000	3,939,348
4.000%	04/01/24		1,380	1,404,253
5.000%	01/21/44	(a)	695	721,607
5.875%	02/07/42		945	1,089,834
Sub. Notes
6.110%	01/29/37		3,080	3,452,119
BB&T Corp.,
Sr. Unsec’d. Notes, MTN
2.625%	06/29/20		6,015	6,028,347
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.000%	05/15/17		1,600	1,649,920
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.300%	04/27/25		1,370	1,317,403
3.875%	10/25/23	(a)	925	943,981
4.450%	01/10/17		3,500	3,656,660
4.950%	11/07/43		700	725,707
5.875%	01/30/42	(a)	1,150	1,345,340
8.500%	05/22/19		3,219	3,926,205
Sub. Notes
6.125%	08/25/36		1,981	2,263,043
Credit Suisse (Switzerland),
Sr. Unsec’d. Notes
1.700%	04/27/18		4,295	4,265,068
Discover Bank,
Sr. Unsec’d. Notes
4.200%	08/08/23		2,675	2,707,619
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
2.600%	08/02/18	(a)	1,825	1,847,935
International Bank for Reconstruction & Development (Supranational Bank),
Notes, MTN
1.000%	11/19/15		500	500,860
Sr. Unsec’d. Notes
2.250%	06/24/21		6,080	6,203,722
Sr. Unsec’d. Notes, MTN
1.000%	04/07/16		500	501,741
JPMorgan Chase & Co.,
Jr. Sub. Notes
5.300%(c)	12/31/49		2,935	2,913,281
7.900%(c)	04/29/49		1,650	1,745,287
Sr. Unsec’d. Notes
6.400%	05/15/38	(a)	6,400	7,931,130
JPMorgan Chase Bank NA,
Sub. Notes, BKNT
6.000%	10/01/17		4,000	4,361,412
Lloyds Bank PLC (United Kingdom),
Gtd. Notes
2.300%	11/27/18		750	757,928
Gtd. Notes, MTN, 144A
5.800%	01/13/20		2,500	2,856,233

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Banks (continued)
Morgan Stanley,
Sr. Unsec’d. Notes
6.375%	07/24/42	(a)	3,700	$4,542,834
Sr. Unsec’d. Notes, MTN
5.500%	07/28/21		3,225	3,638,087
PNC Bank NA,
Sub. Notes
3.800%	07/25/23		685	701,752
Sub. Notes, BKNT
4.200%	11/01/25		2,005	2,104,304
State Street Corp.,
Jr. Sub. Notes
5.250%(c)	12/31/49		1,975	1,977,469
Sumitomo Mitsui Banking Corp. (Japan),
Gtd. Notes
2.450%	01/10/19		1,695	1,713,447
SunTrust Banks, Inc.,
Sr. Unsec’d. Notes
2.350%	11/01/18		1,715	1,725,875
Wells Fargo Bank NA,
Sub. Notes
5.950%	08/26/36		5,815	6,962,800
Westpac Banking Corp. (Australia),
Covered Bonds, 144A
2.000%	05/21/19	(a)	1,745	1,761,160
Covered Bonds, RegS
1.074%(c)	07/17/15		1,500	1,500,462

				104,530,139

Beverages
Constellation Brands, Inc.,
Gtd. Notes
4.250%	05/01/23		1,500	1,477,500
4.750%	11/15/24	(a)	1,100	1,102,750

				2,580,250

Biotechnology — 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes
4.400%	05/01/45		2,600	2,395,869
5.750%	03/15/40		1,670	1,840,457

				4,236,326

Building Products
Griffon Corp.,
Gtd. Notes
5.250%	03/01/22		505	502,475

Capital Markets — 0.2%
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
3.700%	05/30/24	(a)	1,995	1,970,136
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes
5.375%(c)	12/31/49		2,765	2,731,543
Sr. Unsec’d. Notes
3.625%	01/22/23		1,000	993,692
6.000%	06/15/20		1,600	1,828,362
6.250%	02/01/41		5,600	6,627,858

SEE NOTES TO FINANCIAL STATEMENTS.

A254

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Capital Markets (continued)
Morgan Stanley,
Jr. Sub. Notes
5.450%(c)	12/31/49		1,175	$1,166,187
Sr. Unsec’d. Notes
3.750%	02/25/23		2,360	2,386,290

				17,704,068

Chemicals — 0.3%
Ashland, Inc.,
Sr. Unsec’d. Notes
3.875%	04/15/18		2,000	2,055,000
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43		975	912,283
5.375%	03/15/44	(a)	825	820,341
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
8.550%	05/15/19		9,800	11,948,483
Monsanto Co.,
Sr. Unsec’d. Notes
4.400%	07/15/44		325	291,028
Mosaic Co. (The),
Sr. Unsec’d. Notes
5.450%	11/15/33		485	516,270
5.625%	11/15/43		1,590	1,694,005

				18,237,410

Commercial Services & Supplies — 0.1%
Covanta Holding Corp.,
Sr. Unsec’d. Notes
7.250%	12/01/20		1,000	1,050,000
United Rentals North America, Inc.,
Gtd. Notes
5.500%	07/15/25		350	338,188
7.625%	04/15/22		2,200	2,381,500

				3,769,688

Communications Equipment — 0.1%
Alcatel-Lucent USA, Inc. (France),
Gtd. Notes, 144A
6.750%	11/15/20		2,250	2,379,375
CommScope Technologies Finance LLC,
Sr. Sec’d. Notes, 144A
6.000%	06/15/25		1,170	1,165,613
CommScope, Inc.,
Gtd. Notes, 144A
5.000%	06/15/21		675	658,125
Harris Corp.,
Sr. Unsec’d. Notes
3.832%	04/27/25		420	408,270

				4,611,383

Computer Services & Software
United Rentals North America, Inc.,
Gtd. Notes
8.250%	02/01/21		394	421,087

Interest Rate	Maturity Date			Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Construction & Engineering
Standard Pacific Corp.,
Gtd. Notes
8.375%	05/15/18			1,750	$1,995,000

Construction Materials
Building Materials Corp. of America,
Sr. Unsec’d. Notes, 144A (original cost $2,254,875; purchased 10/27/14-02/11/15)(f)(g)
5.375%	11/15/24			2,220	2,179,707
CEMEX Espana SA (Mexico),
Sr. Sec’d. Notes, 144A
9.875%	04/30/19			1,080	1,181,736

					3,361,443

Consumer Finance — 0.3%
American Express Co.,
Jr. Sub. Notes
5.200%(c)	12/31/49			810	804,006
Capital One Financial Corp.,
Sr. Unsec’d. Notes
1.000%	11/06/15			7,750	7,738,305
3.750%	04/24/24			1,210	1,204,433
4.750%	07/15/21	(a)		2,500	2,730,695
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.250%	02/03/17			4,500	4,677,201
OneMain Financial Holdings, Inc.,
Gtd. Notes, 144A
6.750%	12/15/19			705	734,963
7.250%	12/15/21			640	663,200

					18,552,803

Containers & Packaging — 0.1%
Ball Corp.,
Gtd. Notes
4.000%	11/15/23			2,250	2,086,875
Rock-Tenn Co.,
Gtd. Notes
4.900%	03/01/22			1,750	1,884,365

					3,971,240

Diversified Financial Services — 0.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands),
Gtd. Notes
4.625%	07/01/22			845	847,113
CDP Financial, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
3.150%	07/24/24			2,655	2,673,428
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25			1,555	1,484,759
Eileme 2 AB (Poland),
Sr. Sec’d. Notes, RegS
11.750%	01/31/20		EUR	700	863,251
General Electric Capital Corp.,
Gtd. Notes, MTN
6.750%	03/15/32	(h)		5,150	6,685,987
Grain Spectrum Funding II LLC,
Sec’d. Notes, 144A
3.290%	10/10/34			494	489,409

SEE NOTES TO FINANCIAL STATEMENTS.

A255

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Navient Corp.,
Sr. Unsec’d. Notes
5.000%	10/26/20		410	$401,800

				13,445,747

Diversified Telecommunication Services — 0.3%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.400%	05/15/25		3,585	3,419,043
4.500%	05/15/35		555	510,204
4.750%	05/15/46		1,490	1,355,861
4.800%	06/15/44		2,530	2,356,692
British Telecommunications PLC (United Kingdom),
Sr. Unsec’d. Notes
9.625%(c)	12/15/30		735	1,090,867
Qwest Corp.,
Sr. Unsec’d. Notes
6.750%	12/01/21		2,800	3,090,500
Telesat Canada/Telesat LLC (Canada),
Gtd. Notes, 144A
6.000%	05/15/17		1,900	1,930,875
Verizon Communications, Inc.,
Sr. Unsec’d. Notes, 144A
4.522%	09/15/48		1,740	1,528,620
4.672%	03/15/55		1,873	1,629,424
Sr. Unsec’d. Notes
4.862%	08/21/46		4,560	4,267,777
5.012%	08/21/54		4,245	3,895,157

				25,075,020

Electric Utilities — 0.3%
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes
1.650%	12/15/17		6,600	6,607,663
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
6.125%	04/01/36		2,600	3,062,961
Commonwealth Edison Co.,
First Mortgage
6.150%	09/15/17		2,300	2,534,188
DPL, Inc.,
Sr. Unsec’d. Notes
7.250%	10/15/21		1,500	1,582,500
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44		490	510,087
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
6.050%	03/01/34	(a)	3,100	3,726,854
Southern Power Co.,
Series D, Sr. Unsec’d. Notes
4.875%	07/15/15		1,600	1,601,709

				19,625,962

Electronic Equipment, Instruments & Components — 0.1%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
5.500%	12/01/24		2,275	2,252,250

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Electronic Equipment, Instruments & Components (continued)
Jabil Circuit, Inc.,
Sr. Unsec’d. Notes
5.625%	12/15/20		5,400	$5,771,250

				8,023,500

Energy Equipment & Services
Nabors Industries, Inc.,
Gtd. Notes
4.625%	09/15/21		2,550	2,533,351

Food & Staples Retailing
Ingles Markets, Inc.,
Sr. Unsec’d. Notes
5.750%	06/15/23		2,105	2,139,311

Food Products — 0.1%
BRF SA (Brazil),
Sr. Unsec’d. Notes, 144A
3.950%	05/22/23		215	203,444
JBS USA LLC/JBS USA Finance, Inc. (Brazil),
Gtd. Notes, 144A (original cost $1,955,125; purchased 01/08/15-01/20/15)(f)(g)
8.250%	02/01/20	(a)	1,850	1,961,000
Sr. Unsec’d. Notes, 144A (original cost $1,380,000;purchased 05/20/15)(f)(g)
5.750%	06/15/25		1,380	1,364,061
Kraft Foods Group, Inc.,
Gtd. Notes
6.500%	02/09/40	(a)	2,070	2,433,422

				5,961,927

Gas Utilities — 0.1%
AGL Capital Corp.,
Gtd. Notes
4.400%	06/01/43		1,200	1,193,080
Sempra Energy,
Sr. Unsec’d. Notes
6.500%	06/01/16		2,500	2,619,167

				3,812,247

Health Care Equipment & Supplies — 0.1%
Boston Scientific Corp.,
Sr. Unsec’d. Notes
2.850%	05/15/20		1,105	1,097,204
Medtronic, Inc.,
Gtd. Notes, 144A
3.500%	03/15/25		4,275	4,260,409
4.375%	03/15/35		1,805	1,791,147

				7,148,760

Health Care Providers & Services — 0.2%
Aetna, Inc.,
Sr. Unsec’d. Notes
4.500%	05/15/42		1,318	1,226,002
Anthem, Inc.,
Sr. Unsec’d. Notes
4.650%	01/15/43		1,245	1,141,370
Baylor Scott & White Holdings,
Unsec’d. Notes
4.185%	11/15/45		925	859,103

SEE NOTES TO FINANCIAL STATEMENTS.

A256

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Health Care Providers & Services (continued)
Cigna Corp.,
Sr. Unsec’d. Notes
5.375%	02/15/42		2,180	$2,340,428
Fresenius Medical Care US Finance II, Inc. (Germany),
Gtd. Notes, 144A
4.125%	10/15/20		2,435	2,465,437
HCA, Inc.,
Gtd. Notes
8.000%	10/01/18		1,350	1,566,000
Sr. Sec’d. Notes
4.250%	10/15/19		780	798,525
5.250%	04/15/25		800	832,000
Sr. Sec’d. Notes
4.750%	05/01/23		1,000	1,012,500
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
2.500%	11/01/18		1,950	1,966,355
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.950%	10/15/42		2,790	2,524,361

				16,732,081

Hotels, Restaurants & Leisure — 0.2%
Choice Hotels International, Inc.,
Gtd. Notes
5.750%	07/01/22		1,275	1,381,781
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.875%	11/01/20		2,100	2,136,750
MGM Resorts International,
Gtd. Notes
8.625%	02/01/19	(a)	2,200	2,486,000
Pinnacle Entertainment, Inc.,
Gtd. Notes
6.375%	08/01/21		1,700	1,804,125
Wyndham Worldwide Corp.,
Sr. Unsec’d. Notes
2.950%	03/01/17		2,130	2,162,154
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Gtd. Notes, 144A
5.500%	03/01/25	(a)	1,475	1,404,938

				11,375,748

Independent Power & Renewable Electricity Producers — 0.1%
Calpine Corp.,
Sr. Unsec’d. Notes
5.375%	01/15/23	(a)	535	525,637
5.750%	01/15/25		590	573,775
Dynegy, Inc.,
Gtd. Notes, 144A
6.750%	11/01/19		2,500	2,601,250
7.375%	11/01/22		875	916,563
7.625%	11/01/24	(a)	1,400	1,480,500
NRG Energy, Inc.,
Gtd. Notes
7.625%	01/15/18		2,000	2,192,500

				8,290,225

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Industrial Conglomerates
Odebrecht Finance Ltd. (Brazil),
Gtd. Notes, 144A (original cost $315,000; purchased 06/19/14)(f)(g)
5.250%	06/27/29	315	$236,313

Insurance — 0.3%
Allstate Corp. (The),
Sr. Unsec’d. Notes
4.500%	06/15/43	190	191,706
American International Group, Inc.,
Sr. Unsec’d. Notes
6.250%	05/01/36	3,700	4,388,315
Dai-ichi Life Insurance Co. Ltd. (The) (Japan),
Jr. Sub. Notes, 144A
5.100%(c)	12/29/49	640	675,200
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
6.500%	05/01/42	2,000	2,333,824
Lincoln National Corp.,
Sr. Unsec’d. Notes
7.000%	06/15/40	3,200	4,013,642
MetLife, Inc.,
Sr. Unsec’d. Notes
4.875%	11/13/43	2,305	2,392,258
6.750%	06/01/16	5,500	5,786,039
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
6.063%	03/30/40	2,420	2,893,800
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44	1,375	1,402,171

			24,076,955

IT Services — 0.1%
First Data Corp.,
Gtd. Notes
11.250%	01/15/21	2,250	2,497,500
12.625%	01/15/21	1,070	1,235,850

			3,733,350

Life Sciences Tools & Services
Quintiles Transnational Corp.,
Gtd. Notes, 144A
4.875%	05/15/23	1,085	1,090,425

Machinery
Amsted Industries, Inc.,
Gtd. Notes, 144A (original cost $1,002,500; purchased 06/22/15)(f)(g)
5.000%	03/15/22	1,000	998,750
Terex Corp.,
Gtd. Notes
6.500%	04/01/20	1,750	1,833,125

			2,831,875

Media — 0.4%
21st Century Fox America, Inc.,
Gtd. Notes
6.150%	03/01/37	1,750	2,023,515

SEE NOTES TO FINANCIAL STATEMENTS.

A257

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Media (continued)
AMC Networks, Inc.,
Gtd. Notes
4.750%	12/15/22		1,511	$1,511,000
7.750%	07/15/21		500	540,000
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes, 144A
5.125%	05/01/23		925	899,563
5.375%	05/01/25		560	545,300
Gtd. Notes
5.750%	01/15/24	(a)	2,000	2,010,000
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.,
Gtd. Notes
5.375%	06/01/24		330	333,696
Cinemark USA, Inc.,
Gtd. Notes
4.875%	06/01/23		2,000	1,922,500
Comcast Cable Communications Holdings, Inc.,
Gtd. Notes
9.455%	11/15/22		4,400	6,046,370
CSC Holdings LLC,
Sr. Unsec’d. Notes
7.625%	07/15/18		2,200	2,409,000
DISH DBS Corp.,
Gtd. Notes
7.125%	02/01/16		3,600	3,694,500
Myriad International Holdings BV (South Africa),
Gtd. Notes, 144A
6.000%	07/18/20		600	650,550
Gtd. Notes, RegS
6.375%	07/28/17		900	951,750
Starz LLC/Starz Finance Corp.,
Gtd. Notes
5.000%	09/15/19		1,000	1,012,500
Time Warner Cable, Inc.,
Gtd. Notes
8.250%	04/01/19		2,300	2,705,019
Viacom, Inc.,
Sr. Unsec’d. Notes
4.875%	06/15/43		300	268,541
Sr. Unsec’d. Notes
5.850%	09/01/43		650	646,972
Videotron Ltd. (Canada),
Gtd. Notes
5.000%	07/15/22		1,900	1,895,250
Walt Disney Co. (The),
Sr. Unsec’d. Notes, MTN
0.450%	12/01/15		750	749,726

				30,815,752

Metals & Mining — 0.1%
ArcelorMittal (Luxembourg),
Sr. Unsec’d. Notes
5.125%	06/01/20	(a)	360	364,950
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
5.000%	09/30/43		1,315	1,365,015
Glencore Funding LLC (Switzerland),
Gtd. Notes, 144A
1.700%	05/27/16		5,375	5,381,041

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Metals & Mining (continued)
GrafTech International Ltd.,
Gtd. Notes
6.375%	11/15/20		429	$390,390
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
5.250%	11/08/42	(a)	1,500	1,301,760
Sr. Unsec’d. Notes
5.875%	04/23/45		800	760,960

				9,564,116

Multi-Utilities
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
7.125%	12/01/18		700	821,444

Oil, Gas & Consumable Fuels — 0.6%
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
4.623%(s)	10/10/36		3,000	1,200,000
6.375%	09/15/17		4,000	4,389,616
DCP Midstream LLC,
Sr. Unsec’d. Notes
8.125%	08/16/30		3,500	3,918,799
Devon Energy Corp.,
Sr. Unsec’d. Notes
7.950%	04/15/32		1,900	2,468,907
Devon Financing Corp. LLC,
Gtd. Notes
7.875%	09/30/31		700	902,301
Dominion Gas Holdings LLC,
Sr. Unsec’d. Notes
4.800%	11/01/43		85	83,913
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
5.875%	05/28/45	(a)	605	533,913
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
2.500%	06/15/18		1,610	1,612,454
4.900%	03/15/35	(a)	340	306,785
5.150%	03/15/45	(a)	855	755,439
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
4.150%	06/01/25		1,055	1,027,201
Enterprise Products Operating LLC,
Gtd. Notes
3.700%	02/15/26		2,810	2,720,819
EOG Resources, Inc.,
Sr. Unsec’d. Notes
3.900%	04/01/35		1,135	1,074,445
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, 144A
4.300%	11/12/15		750	754,308
9.250%	04/23/19		2,000	2,220,000
Helmerich & Payne International Drilling Co.,
Gtd. Notes, 144A
4.650%	03/15/25	(a)	2,305	2,379,424
Kerr-McGee Corp.,
Gtd. Notes
6.950%	07/01/24		1,500	1,808,418

SEE NOTES TO FINANCIAL STATEMENTS.

A258

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Lukoil International Finance BV (Russia),
Gtd. Notes, 144A
7.250%	11/05/19		500	$527,000
Noble Energy, Inc.,
Sr. Unsec’d. Notes
6.000%	03/01/41		825	873,387
ONEOK Partners LP,
Gtd. Notes
6.850%	10/15/37		2,400	2,523,019
Pacific Rubiales Energy Corp. (Colombia),
Gtd. Notes, 144A
5.375%	01/26/19		1,810	1,486,915
Reliance Holding USA, Inc. (India),
Gtd. Notes, 144A
5.400%	02/14/22		750	808,746
Sasol Financing International PLC (South Africa),
Gtd. Notes
4.500%	11/14/22		1,200	1,210,500
Shell International Finance BV (Netherlands),
Gtd. Notes
2.000%	11/15/18		6,000	6,063,192
Gtd. Notes
3.250%	05/11/25		2,170	2,148,905
Valero Energy Corp.,
Sr. Unsec’d. Notes
4.900%	03/15/45		605	566,945

				44,365,351

Pharmaceuticals — 0.3%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.200%	11/06/22		1,310	1,297,166
3.600%	05/14/25		1,505	1,487,534
4.500%	05/14/35		2,530	2,475,107
Actavis Funding SCS,
Gtd. Notes
3.800%	03/15/25		1,100	1,080,554
4.550%	03/15/35		1,165	1,107,649
4.750%	03/15/45		655	623,595
Forest Laboratories, Inc.,
Gtd. Notes, 144A
4.875%	02/15/21		2,920	3,165,911
Merck & Co., Inc.,
Sr. Unsec’d. Notes
4.150%	05/18/43		975	947,725
Roche Holdings, Inc. (Switzerland),
Gtd. Notes, 144A
1.350%	09/29/17	(a)	2,000	2,006,806
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
6.125%	04/15/25		1,335	1,373,381
Wyeth LLC,
Gtd. Notes
5.950%	04/01/37	(a)	2,500	2,982,270

				18,547,698

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Road & Rail — 0.1%
ERAC USA Finance LLC,
Gtd. Notes, 144A (original cost $2,303,284; purchased 05/14/13)(f)(g)
7.000%	10/15/37		1,780	$2,175,783
Hertz Corp. (The),
Gtd. Notes
6.750%	04/15/19		2,000	2,063,800

				4,239,583

Semiconductors & Semiconductor Equipment — 0.1%
Freescale Semiconductor, Inc.,
Sr. Sec’d. Notes, 144A
6.000%	01/15/22		1,800	1,908,000
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
3.750%	06/01/18		1,800	1,813,500
Sensata Technologies BV (Netherlands),
Gtd. Notes, 144A
5.000%	10/01/25		1,330	1,295,087

				5,016,587

Software — 0.1%
Oracle Corp.,
Sr. Unsec’d. Notes
2.950%	05/15/25		7,100	6,833,182
4.300%	07/08/34		1,295	1,277,055

				8,110,237

Specialty Retail — 0.1%
CVS Health Corp.,
Sr. Unsec’d. Notes
5.300%	12/05/43	(a)	310	337,802
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
5.875%	12/16/36		3,600	4,333,032
L Brands, Inc.,
Gtd. Notes
5.625%	02/15/22		2,200	2,315,500
8.500%	06/15/19	(a)	750	884,527
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
6.875%	11/15/19	(a)	1,600	1,672,000

				9,542,861

Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.,
Sr. Unsec’d. Notes
3.200%	05/13/25		4,225	4,203,153

Tobacco
Altria Group, Inc.,
Gtd. Notes
4.000%	01/31/24	(a)	1,200	1,218,572
10.200%	02/06/39		1,029	1,694,485

				2,913,057

Wireless Telecommunication Services — 0.1%
Sprint Capital Corp.,
Gtd. Notes
6.900%	05/01/19		1,500	1,530,000

SEE NOTES TO FINANCIAL STATEMENTS.

A259

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Wireless Telecommunication Services (continued)
Sprint Communications, Inc.,
Gtd. Notes, 144A
9.000%	11/15/18			900	$1,016,334
Sprint Corp.,
Gtd. Notes
7.875%	09/15/23			655	638,821
Telstra Corp. Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
3.125%	04/07/25			1,145	1,118,410
T-Mobile USA, Inc.,
Gtd. Notes
6.464%	04/28/19			1,445	1,488,350
UPCB Finance V Ltd. (Netherlands),
Sr. Sec’d. Notes, 144A
7.250%	11/15/21			2,700	2,916,000

					8,707,915

TOTAL CORPORATE BONDS (cost $501,151,147)					501,317,944

FOREIGN GOVERNMENT BONDS — 0.9%
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
5.625%	01/07/41	(a)		2,000	1,910,000
7.125%	01/20/37			1,000	1,130,000
Unsec’d. Notes
11.000%	06/26/17		EUR	2,100	2,794,795
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
5.625%	02/26/44			1,170	1,184,625
7.375%	09/18/37			1,000	1,232,500
Finland Government International Bond (Finland),
Sr. Unsec’d. Notes, 144A
1.750%	09/10/19			1,000	1,007,935
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
5.800%	07/14/15		JPY	102,700	457,340
Sr. Unsec’d. Notes, MTN
3.800%	08/08/17		JPY	390,000	1,752,682
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
2.110%	10/26/17		JPY	300,000	2,450,643
4.125%	02/19/18			1,480	1,540,310
6.375%	03/29/21			808	916,676
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, 144A
2.875%	07/08/21		EUR	1,005	1,128,830
Sr. Unsec’d. Notes, RegS
4.875%	05/05/21			2,500	2,653,250
Italy Buoni Poliennali del Tesoro (Italy),
Bonds
6.500%	11/01/27		EUR	2,800	4,346,096
Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, RegS
3.450%	03/24/17		JPY	20,000	170,127
3.700%	11/14/16		JPY	100,000	850,268
Italy Government International Bond Coupon Strip (Italy),
Debs., 144A
0.670%(s)	09/27/15			1,000	998,605

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A
2.375%	02/13/25		3,000	$2,916,169
Kingdom of Belgium (Belgium),
Sr. Unsec’d. Notes, RegS
1.500%	06/22/18		3,000	3,021,690
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
2.750%	04/22/23	EUR	3,000	3,462,619
3.625%	03/15/22		1,250	1,265,000
6.050%	01/11/40		250	283,750
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44		4,400	4,180,000
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
5.200%	01/30/20		985	1,085,470
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
6.250%	03/15/16	EUR	800	927,682
7.750%	01/14/31		1,000	1,442,500
Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
3.875%	07/16/15		3,500	3,502,587
Portugal Government International Bond (Portugal),
Unsec’d. Notes, 144A
4.000%	10/15/24		3,750	3,825,300
Unsec’d. Notes, RegS
5.250%	10/15/24		1,750	1,785,140
Republic of Latvia (Latvia),
Sr. Unsec’d. Notes, RegS
5.250%	02/22/17		500	532,211
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A
4.875%	01/22/24		1,308	1,383,210
Slovenia Government International Bond (Slovenia),
Sr. Unsec’d. Notes, 144A
4.125%	02/18/19		500	520,000
Sr. Unsec’d. Notes, RegS
4.500%	02/18/24		600	654,000
5.500%	10/26/22		2,900	3,215,955
5.850%	05/10/23		200	226,290
South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes, MTN
4.500%	04/05/16	EUR	800	917,211
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
5.750%	03/22/24		895	968,837
7.000%	06/05/20		2,000	2,282,928

TOTAL FOREIGN GOVERNMENT BONDS (cost $70,954,170)				64,923,231

MUNICIPAL BONDS — 0.1%
California — 0.1%
Bay Area Toll Authority,
Revenue Bonds
6.263%	04/01/49		1,330	1,720,781
Los Angeles Department of Water,
Revenue Bonds, BABs
6.008%	07/01/39		1,850	2,242,699

SEE NOTES TO FINANCIAL STATEMENTS.

A260

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
MUNICIPAL BONDS (continued)
California (continued)
University of California,
Revenue Bonds
3.934%	05/15/45	340	$319,229
4.131%	05/15/45	360	336,071
4.767%	05/15/2115	850	762,059

			5,380,839

Colorado
Regional Transportation District,
Revenue Bonds
5.844%	11/01/50	955	1,190,006

District of Columbia
District of Columbia Water & Sewer Authority,
Revenue Bonds
4.814%	10/01/2114	550	541,508
5.522%	10/01/44	1,340	1,579,565

			2,121,073

Pennsylvania
Pennsylvania Turnpike Commission,
Revenue Bonds
6.105%	12/01/39	1,035	1,238,678

TOTAL MUNICIPAL BONDS (cost $10,377,308)			9,930,596

NON-CORPORATE FOREIGN AGENCIES — 0.4%
CNOOC Finance Ltd. (China),
Gtd. Notes
3.000%	05/09/23	1,095	1,037,366
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes, 144A
4.875%	01/15/24	910	930,475
Credit Suisse Group Funding Guernsey Ltd (Switzerland),
Gtd. Notes, 144A
2.750%	03/26/20	2,380	2,350,138
Export Credit Bank of Turkey (Turkey),
Sr. Unsec’d. Notes, 144A
5.375%	11/04/16	1,300	1,350,921
Export-Import Bank of Korea (South Korea),
Sr. Unsec’d. Notes
5.125%	06/29/20	2,000	2,241,676
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
9.125%	07/02/18	2,800	3,164,000
Korea Development Bank (The) (South Korea),
Sr. Unsec’d. Notes
3.500%	08/22/17	1,000	1,038,343
Korea Hydro & Nuclear Power Co. Ltd. (South Korea),
Sr. Unsec’d. Notes, 144A
3.000%	09/19/22	1,500	1,491,573
Majapahit Holding BV (Indonesia),
Gtd. Notes, RegS
7.750%	10/17/16	3,300	3,535,125
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.375%	01/27/21	800	769,440
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.500%	01/21/21	2,000	2,169,000

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
NON-CORPORATE FOREIGN AGENCIES (continued)
5.500%	06/27/44		1,150	$1,058,000
Power Sector Assets & Liabilities Management Corp. (Philippines),
Gov’t. Gtd. Notes, RegS
7.390%	12/02/24		1,270	1,662,176
State Bank of India (India),
Sr. Unsec’d. Notes, 144A
4.125%	08/01/17		350	363,664
UBS AG/Stamford CT (Switzerland),
Sr. Unsec’d. Notes, MTN
1.800%	03/26/18		2,320	2,316,548
VTB Bank OJSC Via VTB Capital SA (Russia),
Sr. Unsec’d. Notes, 144A
6.875%	05/29/18		550	556,199

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $26,339,145)				26,034,644

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.0%
Aire Valley Mortgages PLC (United Kingdom),
Series 2004-1X, Class 3A1, RegS
0.972%(c)	09/20/66	GBP	3,037	4,648,989
Banc of America Funding Corp.,
Series 2015-R3, Class 1A1, 144A
0.375%(c)	03/25/36		4,782	4,532,852
Banc of America Funding Trust,
Series 2015-R4, Class 4A1, 144A
3.500%	01/01/30		3,555	3,567,179
CSMC,
Series 2015-3R, Class 10A1, 144A
2.179%(c)	10/29/47		7,625	7,617,039
Fannie Mae Connecticut Avenue Securities,
Series 2015-C01, Class 1M1
1.685%(c)	02/25/25		1,788	1,789,899
Granite Master Issuer PLC (United Kingdom),
Series 2007-1, Class 3B1, RegS
0.277%(c)	12/20/54	EUR	5,000	5,515,173
GSMSC Resecuritization Trust,
Series 2015-3R, Class 2A1, 144A
0.327%(c)	10/26/36		7,010	6,614,902
Series 2015-3R, Class 2A2, 144A
0.327%(c)	10/26/36		1,600	1,144,480
Series 2015-4R, Class A1, 144A
0.325%(c)	03/26/37		2,250	2,140,200
Series 2015-4R, Class A2, 144A
0.325%(c)	03/26/37		400	304,760
LSTAR Securities Investment Trust,
Series 2014-2, Class A, 144A
2.180%(c)	12/01/21		2,074	2,059,158
Series 2015-1, Class A, 144A
2.180%(c)	01/01/20		6,789	6,762,622
Series 2015-2, Class A, 144A
2.184%(c)	01/01/20		6,759	6,694,971
Series 2015-3, Class A, 144A
2.187%(c)	03/01/20		4,604	4,582,799
Series 2015-4, Class A1, 144A
2.184%(c)	04/01/20		4,881	4,810,582
Series 2015-5, Class A1, 144A
2.184%(c)	04/01/20		3,505	3,491,814

SEE NOTES TO FINANCIAL STATEMENTS.

A261

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2015-6, Class A, 144A
2.186%(c)	05/01/20		9,792	$9,719,738

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $75,366,233)				75,997,157

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.1%
Federal Home Loan Mortgage Corp.
2.375%	01/13/22	(a)(h)	9,155	9,269,163
2.500%	03/01/30		1,468	1,487,405
3.000%	06/01/29		2,246	2,331,645
3.500%	01/01/27		869	919,178
3.500%	TBA	(t)	8,000	8,208,594
4.000%	09/01/40-12/01/40		9,066	9,617,575
4.500%	02/01/41-12/01/44		2,954	3,194,794
Federal National Mortgage Assoc.
1.625%	01/21/20	(h)(k)	10,060	10,046,057
2.500%	04/01/28-01/01/29		3,014	3,067,558
2.500%	TBA	(t)	15,500	15,687,765
2.625%	09/06/24	(a)(h)(k)	2,815	2,816,087
3.000%	08/01/43-04/01/45		6,673	6,664,140
3.000%	TBA	(t)	2,000	1,992,539
3.500%	05/01/42		17,072	17,650,611
3.500%	TBA	(t)	13,000	13,397,110
3.500%	TBA	(t)	13,000	13,362,578
4.000%	09/01/40-12/01/43		4,240	4,514,439
4.000%	TBA	(t)	21,000	22,249,088
4.000%	TBA	(t)	62,000	65,542,472
4.500%	08/01/44		974	1,052,913
4.500%	TBA	(t)	23,000	24,865,157
5.000%	TBA	(t)	2,500	2,761,719
Government National Mortgage Assoc.
3.000%	TBA	(t)	7,500	7,570,898
3.500%	05/20/43-04/20/45		15,481	16,139,954
3.500%	TBA	(t)	27,000	28,021,996
4.500%	TBA	(t)	5,250	5,660,976
Tennessee Valley Authority
5.350%	06/07/21		1,100	2,019,942

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $299,256,229)				300,112,353

U.S. TREASURY OBLIGATIONS — 0.7%
U.S. Treasury Notes
2.125%	12/31/21	(h)(k)	10,000	10,078,120
U.S. Treasury Strip Coupon
1.861%(s)	05/15/22		47,429	40,896,509

TOTAL U.S. TREASURY OBLIGATIONS (cost $52,026,241)				50,974,629

		Value (Note 2)
TOTAL LONG-TERM INVESTMENTS (cost $5,935,698,623)		$6,227,523,636

	Shares
SHORT-TERM INVESTMENTS — 21.7%
AFFILIATED MONEY MARKET MUTUAL FUND — 20.7%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $1,530,554,743; includes $237,618,837 of cash collateral for securities on loan)(b)(w)(Note 4)	1,530,554,743	1,530,554,743

		Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(k)(n) — 1.0%
U.S. Treasury Bills
0.065%	09/17/15	8,000	8,000,000
0.070%	09/17/15	8,200	8,200,000
0.075%	09/17/15	6,000	6,000,000
0.080%	09/17/15	30,050	30,050,000
0.091%	09/17/15	100	100,000
0.096%	09/17/15	450	450,000
0.100%	12/17/15	150	149,957
0.101%	09/17/15	8,000	8,000,000
0.141%	09/17/15	500	500,000
0.150%	09/17/15	800	800,000
0.151%	09/17/15	12,400	12,400,000

TOTAL U.S. TREASURY OBLIGATIONS (cost $74,635,088)			74,649,957

		Notional Amount (000)#
OPTIONS PURCHASED*
Call Options
Interest Rate Swap Options,
Receive a fixed rate of 1.00% and pay a floating rate based on 3 Month LIBOR, expiring 10/28/15	Citigroup Global Markets	289	48,700
Receive a fixed rate of 1.05% and pay a floating rate based on 3 Month LIBOR, expiring 08/24/15	JPMorgan Chase	850	16,024
Receive a fixed rate of 1.25% and pay a floating rate based on 3 Month LIBOR, expiring 08/19/15	Barclays Capital Group	405	218,014

SEE NOTES TO FINANCIAL STATEMENTS.

A262

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

OPTIONS PURCHASED* (continued)		Notional Amount (000)#	Value (Note 2)
Call Options (continued)
Receive a fixed rate of 1.35% and pay a floating rate based on 3 Month LIBOR, expiring 08/24/15	JPMorgan Chase	850	$87,945
Receive a fixed rate of 1.50% and pay a floating rate based on 3 Month LIBOR, expiring 04/28/16	Citigroup Global Markets	196	100,845
Receive a fixed rate of 1.55% and pay a floating rate based on 3 Month LIBOR, expiring 11/09/15	Citigroup Global Markets	320	205,372
Receive a fixed rate of 1.76% and pay a floating rate based on 3 Month LIBOR, expiring 02/23/16	Citigroup Global Markets	385	350,126
Put Options
90 Day Euro Dollar Futures,
expiring 12/14/15, Strike Price $98.75		130	325
expiring 12/14/15, Strike Price $98.88		130	650
expiring 12/14/15, Strike Price $99.13		1,423	14,225
expiring 12/14/15, Strike Price $99.38		1,293	71,087

TOTAL OPTIONS PURCHASED (cost $1,251,363)			1,113,313

TOTAL SHORT-TERM INVESTMENTS (cost $1,606,441,194)			1,606,318,013

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 105.8% (cost $7,542,139,817)			7,833,841,649

OPTIONS WRITTEN*
Call Options
Interest Rate Swap Options,
Pay a fixed rate of 1.20% and receive a floating rate based on 3 Month LIBOR, expiring 08/24/15	JPMorgan Chase	1,700	(83,100)

Put Options
90 Day Euro Dollar Futures,
expiring 12/14/15, Strike Price $99.00		520	(3,900)

OPTIONS WRITTEN* (continued)	Notional Amount (000)#	Value (Note 2)
Put Options (continued)
expiring 12/14/15, Strike Price $99.25	2,455	$(61,375)

		(65,275)

TOTAL OPTIONS WRITTEN (premiums received $227,147)		(148,375)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 105.8% (cost $7,541,912,670)		7,833,693,274
Liabilities in excess of other assets(x) — (5.8)%		(426,934,902)

NET ASSETS — 100.0%		$7,406,758,372

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $232,112,155; cash collateral of $237,618,837 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2015.

(f)	Indicates a restricted security; the aggregate cost of such securities is $17,665,046. The aggregate value of $16,819,874 is approximately 0.2% of net assets.

(g)	Indicates a security that has been deemed illiquid.

(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects yield to maturity at purchase date.

(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.

(t)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $199,750,000 is approximately 3% of net assets.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A263

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Futures contracts open at June 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2015	Unrealized Appreciation (Depreciation)(1)
Long Positions:
2,771	5 Year U.S. Treasury Notes	Sep. 2015	$330,457,831	$330,463,400	$5,569
2,378	10 Year U.S. Treasury Notes	Sep. 2015	301,506,240	300,036,719	(1,469,521)
422	30 Year U.S. Ultra Treasury Bonds	Sep. 2015	65,862,906	65,014,375	(848,531)
112	CAC40 10 Euro	Jul. 2015	6,010,926	5,976,588	(34,338)
480	DAX Index	Sep. 2015	146,926,353	147,180,539	254,186
3,782	Euro STOXX 50	Sep. 2015	144,837,595	144,874,490	36,895
61	FTSE 100 Index	Sep. 2015	6,389,070	6,224,216	(164,854)
414	IBEX 35 Index	Jul. 2015	49,512,642	49,731,417	218,775
333	Mini MSCI EAFE Index	Sep. 2015	31,353,615	30,536,100	(817,515)
181	Russell 2000 Mini Index	Sep. 2015	22,813,240	22,632,240	(181,000)
1,312	S&P 500 E-Mini	Sep. 2015	136,755,819	134,768,640	(1,987,179)
62	S&P 500 Index	Sep. 2015	32,312,850	31,843,200	(469,650)
80	TOPIX Index	Sep. 2015	10,796,094	10,658,169	(137,925)

					(5,595,088)

Short Position:
681	2 Year U.S. Treasury Notes	Sep. 2015	148,884,141	149,096,438	(212,297)

					$(5,807,385)

(1)	Cash of $393,898 and $758,523 has been segregated with Citigroup Global Markets and Goldman Sachs & Co., respectively and U.S. Government Agency Obligations with a combined market value of $6,300,523 have been segregated with Citigroup Global Markets and U.S. Treasury Obligations with market values of $201,562 and $74,649,957 have been segregated with Citigroup Global Markets and Goldman Sachs & Co., respectively to cover requirements for open contracts at June 30, 2015.

Forward foreign currency exchange contracts outstanding at June 30, 2015:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 07/14/15	Barclays Capital Group	BRL	686	$213,180	$219,492	$6,312
Canadian Dollar,
Expiring 07/16/15	JPMorgan Chase	CAD	340	271,589	272,479	890
Japanese Yen,
Expiring 07/28/15	Citigroup Global Markets	JPY	314,941	2,509,577	2,574,275	64,698
Mexican Peso,
Expiring 07/22/15	Citigroup Global Markets	MXN	847	54,798	53,775	(1,023)
Expiring 07/22/15	Citigroup Global Markets	MXN	355	22,957	22,574	(383)
Expiring 07/22/15	UBS AG	MXN	4,674	308,400	296,886	(11,514)

				$3,380,501	$3,439,481	$58,980

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 07/16/15	JPMorgan Chase	AUD	358	$270,750	$275,868	$(5,118)
British Pound,
Expiring 07/28/15	BNP Paribas	GBP	3,061	4,686,717	4,808,832	(122,115)
Expiring 07/28/15	Goldman Sachs & Co.	GBP	1,792	2,709,647	2,815,570	(105,923)
Euro,
Expiring 07/28/15	Bank of America	EUR	6,706	7,261,238	7,478,863	(217,625)
Expiring 07/28/15	JPMorgan Chase	EUR	6,706	7,262,524	7,478,863	(216,339)
Hungarian Forint,
Expiring 07/22/15	BNP Paribas	HUF	128,843	461,819	455,140	6,679
Japanese Yen,
Expiring 07/28/15	Bank of America	JPY	453,450	3,816,793	3,706,427	110,366
Expiring 07/28/15	JPMorgan Chase	JPY	39,647	330,278	324,066	6,212
Expiring 07/28/15	JPMorgan Chase	JPY	325	2,650	2,660	(10)

SEE NOTES TO FINANCIAL STATEMENTS.

A264

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2015 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Mexican Peso,
Expiring 07/22/15	Goldman Sachs & Co.	MXN	4,747	$306,400	$301,525	$4,875
Polish Zloty,
Expiring 07/23/15	Citigroup Global Markets	PLN	1,586	425,268	421,603	3,665
Swiss Franc,
Expiring 07/28/15	JPMorgan Chase	CHF	205	215,567	219,803	(4,236)
Turkish Lira,
Expiring 07/24/15	Hong Kong & Shanghai Bank	TRY	29,103	10,518,929	10,776,534	(257,605)

				$38,268,580	$39,065,754	(797,174)

						$(738,194)

Interest rate swap agreements outstanding at June 30, 2015:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
CLP	465,000	02/25/20	3.910%	1 Day CLOIS(1)	$(2,253)	$—	$(2,253)	JPMorgan Chase
COP	140,000	02/13/20	5.050%	1 Day COLIBOR OIS(1)	(388)	—	(388)	Deutsche Bank AG
COP	600,000	04/17/20	5.050%	1 Day COLIBOR OIS(1)	(1,422)	—	(1,422)	Deutsche Bank AG
COP	1,160,000	04/10/25	6.020%	1 Day COLIBOR OIS(1)	(7,391)	—	(7,391)	JPMorgan Chase
MXN	47,400	06/20/18	6.020%	28 Day Mexican Interbank Rate(1)	123,427	—	123,427	Credit Suisse First Boston
MXN	45,500	11/09/18	5.410%	28 Day Mexican Interbank Rate(1)	59,918	—	59,918	Deutsche Bank AG
MXN	76,500	04/28/23	5.100%	28 Day Mexican Interbank Rate(1)	(307,442)	—	(307,442)	Barclays Capital Group
ZAR	10,000	09/03/33	8.970%	3 Month JIBAR(1)	21,939	(205)	22,144	Hong Kong & Shanghai Bank

					$(113,612)	$(205)	$(113,407)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2015	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
AUD	1,800	03/07/29	4.742%	6 Month LIBOR(1)	$—	$187,842	$187,842
CAD	10,000	01/09/20	1.710%	3 Month Canadian Banker’s Acceptances(2)	—	(176,240)	(176,240)
EUR	1,380	05/12/25	0.895%	6 Month EURIBOR(1)	—	(37,614)	(37,614)
GBP	1,110	11/03/24	1.960%	1 Day SONIA(2)	—	(65,188)	(65,188)
GBP	1,650	01/08/25	1.325%	1 Day SONIA(2)	—	79,988	79,988
JPY	85,000	02/26/35	1.194%	6 Month JPY LIBOR(1)	—	(9,157)	(9,157)
JPY	200,000	03/03/35	1.149%	6 Month JPY LIBOR(1)	—	(23,612)	(23,612)
MXN	85,700	02/09/18	4.630%	28 Day Mexican Interbank Rate(1)	2,947	30,051	27,104
MXN	50,000	04/18/19	5.480%	28 Day Mexican Interbank Rate(1)	—	62,943	62,943
MXN	10,200	07/27/34	6.720%	28 Day Mexican Interbank Rate(1)	(146)	(19,599)	(19,453)

SEE NOTES TO FINANCIAL STATEMENTS.

A265

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2015	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
	85,500	09/17/15	0.181%	1 Day Overnight Fed Funds Effective Rate(1)	$—	$4,319	$4,319
	72,800	09/17/15	0.185%	1 Day Overnight Fed Funds Effective Rate(1)	—	4,057	4,057
	104,300	10/28/15	0.278%	1 Day Overnight Fed Funds Effective Rate(2)	—	(10,744)	(10,744)
	89,000	10/28/15	0.282%	1 Day Overnight Fed Funds Effective Rate(2)	—	(9,624)	(9,624)
	36,450	02/28/19	1.806%	3 Month LIBOR(2)	44,693	(697,526)	(742,219)
	3,850	02/28/19	1.625%	3 Month LIBOR(2)	—	(46,054)	(46,054)
	5,400	11/06/19	1.752%	3 Month LIBOR(2)	—	(41,837)	(41,837)
	6,720	12/02/19	1.638%	3 Month LIBOR(2)	—	(7,001)	(7,001)
	8,450	03/11/20	1.824%	3 Month LIBOR(2)	—	(55,604)	(55,604)
	12,000	07/31/21	2.290%	3 Month LIBOR(2)	—	(322,975)	(322,975)
	321,100	12/31/21	1.787%	3 Month LIBOR(2)	(427,845)	5,187,369	5,615,214
	25,000	12/31/21	1.850%	3 Month LIBOR(2)	—	305,471	305,471
	41,350	05/31/22	2.237%	3 Month LIBOR(1)	162,506	145,552	(16,954)
ZAR	23,800	11/14/23	8.190%	3 Month JIBAR(1)	—	4,402	4,402
ZAR	2,700	01/12/25	7.430%	3 Month JIBAR(1)	—	(11,563)	(11,563)
ZAR	16,300	01/13/25	7.440%	3 Month JIBAR(1)	—	(68,871)	(68,871)
ZAR	6,500	01/13/25	7.430%	3 Month JIBAR(1)	—	(27,827)	(27,827)

					$(217,845)	$4,380,958	$4,598,803

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreement outstanding at June 30, 2015:

Reference Entity/Obligation	Termination Date	Notional Amount (000)#(2)	Fixed Rate	Value at Trade Date	Value at June 30, 2015	Unrealized Appreciation
Exchange-traded credit default swaps—Buy Protection(1):
CDX.NA.IG.24.V1	06/20/20	353,000	1.000%	$(5,836,683)	$(5,125,648)	$711,035

U.S. Government Agency Obligations with a combined market value of $14,294,285 have been segregated with Citigroup Global Markets and a U.S. Treasury Obligations with a market of value of $1,360,546 has been segregated with Citigroup Global Markets to cover requirements for open exchange-traded interest rate and credit default swap contracts as of June 30, 2015.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

SEE NOTES TO FINANCIAL STATEMENTS.

A266

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Currency swap agreements outstanding at June 30, 2015:

Notional Amount (000)#		Fund Receives	Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	8,847	3 Month LIBOR	EUR 7,700	3 Month EURIBOR minus 26.95 bps	JPMorgan Chase	02/17/17	$224,316	$—	$224,316
JPY	195,000	3 Month LIBOR	1,655	3 Month LIBOR minus 69.88 bps	JPMorgan Chase	11/26/16	(60,969)	—	(60,969)
JPY	780,000	3 Month LIBOR minus 67.33 bps	6,607	3 Month LIBOR	JPMorgan Chase	11/28/16	(230,344)	—	(230,344)
	1,637	3 Month LIBOR minus 69.88 bps	JPY 195,000	3 Month LIBOR	JPMorgan Chase	11/26/24	42,592	(409)	43,001
TRY	27,450	8.690%	13,210	3 Month LIBOR	Hong Kong & Shanghai Bank	09/09/15	(2,214,130)	—	(2,214,130)
	3,431	3 Month LIBOR	JPY 350,000	3 Month LIBOR minus 35.75 bps	Deutsche Bank AG	05/14/17	564,427	—	564,427
	2,483	3 Month LIBOR plus 54.24 bps	JPY 300,000	0.155%	JPMorgan Chase	10/26/17	32,619	—	32,619
	6,546	3 Month LIBOR	JPY 780,000	3 Month LIBOR minus 67.33 bps	JPMorgan Chase	11/28/24	153,662	(2,319)	155,981

							$(1,487,827)	$(2,728)	$(1,485,099)

SEE NOTES TO FINANCIAL STATEMENTS.

A267

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.

Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$3,892,841,374	$753,243,355	$1,628,375
Exchange Traded Funds	34,878,552	—	—
Preferred Stocks	6,864,249	2,926,677	—
Asset-Backed Securities
Collateralized Loan Obligations	—	112,841,958	33,665,381
Non-Residential Mortgage-Backed Securities	—	28,549,474	12,669,332
Residential Mortgage-Backed Securities	—	93,514,600	—
Bank Loans	—	36,490,090	—
Commercial Mortgage-Backed Securities	—	180,045,265	8,074,400
Corporate Bonds	—	500,828,535	489,409
Foreign Government Bonds	—	64,923,231	—
Municipal Bonds	—	9,930,596	—
Non-Corporate Foreign Agencies	—	26,034,644	—
Residential Mortgage-Backed Securities	—	62,225,636	13,771,521
U.S. Government Agency Obligations	—	300,112,353	—
Affiliated Money Market Mutual Fund	1,530,554,743	—	—
U.S. Treasury Obligations	—	125,624,586	—
Options Purchased	86,287	1,027,026	—
Options Written	(65,275)	(83,100)	—
Other Financial Instruments*
Financial Futures Contracts	(5,807,385)	—	—
Foreign Forward Currency Exchange Contracts	—	(738,194)	—
Over-the-counter interest rate swaps	—	(113,612)	—
Exchange-traded interest rate swaps	—	4,598,803	—
Exchange-traded credit default swaps	—	711,035	—
Currency Swap Agreements	—	(1,487,827)	—

Total	$5,459,352,545	$2,301,205,131	$70,298,418

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Common Stock	Collateralized Loan Obligations	Non-Residential Mortgage-Backed Securities	Commercial Mortgage-Backed Securities	Corporate Bonds	Residential Mortgage-Backed Securities
Balance as of 12/31/2014	$—	$14,126,668	$—	$—	$2,634,890	$—
Accrued discounts/premiums	—	(4,342)	31	—	—	(84,322)
Realized gain (loss)	1,852	—	—	—	—	5,475
Change in unrealized appreciation (depreciation)**	790,671	53,975	(30,760)	(5,177)	(13,191)	(266,213)
Purchases	1,688,045	23,458,205	12,700,061	8,079,577	—	14,116,581
Sales	(852,193)	—	—	—	—	—
Transfers into Level 3	—	—	—	—	502,600	—
Transfers out of Level 3	—	(3,969,125)	—	—	(2,634,890)	—

Balance as of 06/30/2015	$1,628,375	$33,665,381	$12,669,332	$8,074,400	$489,409	$13,771,521

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.
**	Of which, $529,305 was relating to securities held at the reporting period end.

SEE NOTES TO FINANCIAL STATEMENTS.

A268

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of June 30, 2015	Valuation Methodology	Unobservable Inputs
Common Stocks	$1,628,375	Stale Pricing	Unadjusted Last Trade Price
Collateralized Loan Obligations	5,489,550	Market Approach	Single Broker Indicative Quote
Collateralized Loan Obligations	28,175,831	Pricing at Cost	Unadjusted Purchase Price
Non-Residential Mortgage-Backed Securities	12,669,332	Market Approach	Single Broker Indicative Quote
Commercial Mortgage-Backed Securities	8,074,400	Market Approach	Single Broker Indicative Quote
Corporate Bonds	489,409	Market Approach	Single Broker Indicative Quote
Residential Mortgage-Backed Securities	13,771,521	Market Approach	Single Broker Indicative Quote

	$70,298,418

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Corporate Bonds	$ 502,600	L2 to L3	Evaluated Bid to Single Broker Indicative Quote
Corporate Bonds	$2,634,890	L3 to L2	Single Broker Indicative Quote to Evaluated Bid
Collateralized Loan Obligations	$3,969,125	L3 to L2	Single Broker Indicative Quote to Evaluated Bid

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2015 were as follows:

Affiliated Money Market Mutual Fund (3.2% represents investments purchased with collateral from securities on loan)	20.7%
Banks	5.7
U.S. Government Agency Obligations	4.1
Oil, Gas & Consumable Fuels	4.0
Pharmaceuticals	3.2
Real Estate Investment Trusts (REITs)	3.2
Commercial Mortgage-Backed Securities	2.5
Software	2.4
Health Care Providers & Services	2.3
Insurance	2.3
Residential Mortgage-Backed Securities	2.3
Media	2.2
Technology Hardware, Storage & Peripherals	2.1
Collateralized Loan Obligations	2.0
Specialty Retail	2.0
Semiconductors & Semiconductor Equipment	1.9
Biotechnology	1.8
Chemicals	1.8
U.S. Treasury Obligations	1.7
Capital Markets	1.6
IT Services	1.6
Aerospace & Defense	1.4
Health Care Equipment & Supplies	1.4
Electronic Equipment, Instruments & Components	1.3
Food Products	1.3
Machinery	1.3
Diversified Financial Services	1.2

Diversified Telecommunication Services	1.2%
Hotels, Restaurants & Leisure	1.2
Beverages	1.1
Electric Utilities	1.0
Food & Staples Retailing	1.0
Household Products	1.0
Internet Software & Services	1.0
Communications Equipment	0.9
Foreign Government Bonds	0.9
Metals & Mining	0.9
Energy Equipment & Services	0.8
Industrial Conglomerates	0.8
Automobiles	0.7
Gas Utilities	0.7
Real Estate Management & Development	0.7
Textiles, Apparel & Luxury Goods	0.7
Airlines	0.6
Auto Components	0.6
Electrical Equipment	0.6
Life Sciences Tools & Services	0.6
Road & Rail	0.6
Tobacco	0.6
Air Freight & Logistics	0.5
Building Products	0.5
Commercial Services & Supplies	0.5
Containers & Packaging	0.5
Exchange Traded Funds	0.5
Household Durables	0.5
Multi-Utilities	0.5
Non-Residential Mortgage-Backed Securities	0.5
Consumer Finance	0.4
Multiline Retail	0.4
Non-Corporate Foreign Agencies	0.4

SEE NOTES TO FINANCIAL STATEMENTS.

A269

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Wireless Telecommunication Services	0.4%
Construction & Engineering	0.3
Independent Power & Renewable Electricity Producers	0.3
Internet & Catalog Retail	0.3
Leisure Products	0.3
Paper & Forest Products	0.3
Professional Services	0.3
Construction Materials	0.2
Diversified Consumer Services	0.2
Trading Companies & Distributors	0.2

Marine	0.1%
Municipal Bonds	0.1
Thrifts & Mortgage Finance	0.1

105.8
Liabilities in excess of other assets	(5.8)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary type of risks associated with these derivative instruments are credit risk, interest rate risk, foreign exchange risk and equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below. Fair values of derivative instruments as of June 30, 2015 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$5,569	*	Due from/to broker-variation margin futures	$2,530,349	*
Interest rate contracts	Due from/to broker-variation margin swaps	6,291,340	*	Due from/to broker-variation margin swaps	1,692,537	*
Interest rate contracts	Unrealized appreciation on over-the-counter swap agreements	1,225,833		Unrealized depreciation on over-the-counter swap agreements	2,824,339
Interest rate contracts	—	—		Premiums received for swap agreements	2,933
Interest rate contracts	Unaffiliated investments	1,113,313		Written options outstanding, at value	148,375
Foreign exchange contracts	Unrealized appreciation on foreign currency forward contracts	203,697		Unrealized depreciation on foreign currency forward contracts	941,891
Credit contracts	Due from/to broker-variation margin swaps	711,035	*	—	—
Equity contracts	Due from/to broker-variation margin futures	509,856	*	Due from/to broker-variation margin futures	3,792,461	*

Total		$10,060,643			$11,932,885

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Options Purchased(1)	Futures	Options Written	Swaps	Forward Currency Contracts(2)	Total
Interest rate contracts	$—	$(962,044)	$(2,622,906)	$300,052	$(2,564,362)	$—	$(5,849,260)
Foreign exchange contracts	—	—	—	—	—	4,696,071	4,696,071
Credit contracts	—	—	—	—	(1,721,673)	—	(1,721,673)
Equity contracts	103,327	—	(1,112,882)	—	—	—	(1,009,555)

Total	$103,327	$(962,044)	$(3,735,788)	$300,052	$(4,286,035)	$4,696,071	$(3,884,417)

SEE NOTES TO FINANCIAL STATEMENTS.

A270

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Futures	Options Written	Swaps	Forward Currency Contracts(4)	Total
Interest rate contracts	$(79,720)	$(2,460,988)	$17,703	$5,288,300	$—	$2,765,295
Foreign exchange contracts	—	—	—	—	(2,233,875)	(2,233,875)
Credit contracts	—	—	—	1,288,594	—	1,288,594
Equity contracts	—	(11,281,475)	—	—	—	(11,281,475)

Total	$(79,720)	$(13,742,463)	$17,703	$6,576,894	$(2,233,875)	$(9,461,461)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

(2)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

(4)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

For the six months ended June 30, 2015, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Forward Foreign Currency Exchange Contracts— Purchased(3)	Forward Foreign Currency Exchange Contracts— Sold(3)	Options Written(4)	Interest Rate Swap Agreements(4)	Credit Default Swap Agreements— Buy Protection(4)	Currency Swap Agreements(4)
$895,380	$1,034,163,977	$71,258,724	$19,579,797	$54,885,611	$3,444	$586,820	$299,995	$41,819

(1)	Cost.

(2)	Value at Trade Date.

(3)	Value at Settlement Date.

(4)	Notional Amount in USD (000).

SEE NOTES TO FINANCIAL STATEMENTS.

A271

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received(3)	Net Amount
Bank of America	$110,366	$(110,366)	$—	$—
Barclays Capital Group	224,326	(224,326)	—	—
BNP Paribas	6,679	(6,679)	—	—
Citigroup Global Markets	773,406	(1,406)	(600,000)	172,000
Credit Suisse First Boston	123,427	—	—	123,427
Deutsche Bank AG	624,345	(1,810)	(1,050,000)	—
Goldman Sachs & Co.	4,875	(4,875)	—	—
Hong Kong & Shanghai Bank	22,144	(22,144)	—	—
JPMorgan Chase	566,988	(566,988)	—	—
UBS AG	—	—	—	—

	$2,456,556

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged(3)	Net Amount
Bank of America	$(217,626)	$110,366	$—	$(107,260)
Barclays Capital Group	(307,442)	224,326	177,947	—
BNP Paribas	(122,115)	6,679	—	(115,436)
Citigroup Global Markets	(1,406)	1,406	—	—
Credit Suisse First Boston	—	—	—	—
Deutsche Bank AG	(1,810)	1,810	—	—
Goldman Sachs & Co.	(105,923)	4,875	—	(101,048)
Hong Kong & Shanghai Bank	(2,471,940)	22,144	2,297,492	(152,304)
JPMorgan Chase	(612,487)	566,988	—	(45,499)
UBS AG	(11,514)	—	—	(11,514)

	$(3,852,263)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Amounts shown reflect actual collateral received or pledged by the Portfolio. Such amounts are applied up to 100% of the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A272

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2015

ASSETS:
Investments at value, including securities on loan of $232,112,155:
Unaffiliated investments (cost $6,011,585,074)	$6,303,286,906
Affiliated investments (cost $1,530,554,743)	1,530,554,743
Foreign currency, at value (cost $11,109,788)	11,160,242
Deposit with broker	1,152,421
Receivable for investments sold	321,398,665
Dividends and interest receivable	16,441,106
Due from broker-variation margin futures	7,721,261
Tax reclaim receivable	3,734,575
Unrealized appreciation on over-the-counter swap agreements	1,225,833
Receivable for fund share sold	449,604
Unrealized appreciation on foreign currency forward contracts	203,697
Prepaid expenses	8,035

Total Assets	8,197,337,088

LIABILITIES:
Payable for investments purchased	537,901,899
Payable to broker for collateral for securities on loan	237,618,837
Payable for fund share repurchased	4,921,179
Due to broker-variation margin futures	2,999,410
Unrealized depreciation on over-the-counter swap agreements	2,824,339
Advisory fees payable	1,682,057
Unrealized depreciation on foreign currency forward contracts	941,891
Due to broker-variation margin swaps	699,800
Accrued expenses and other liabilities	550,075
Payable to custodian	184,829
Options written outstanding, at value (premiums received $227,147)	148,375
Distribution fee payable	102,742
Premiums received for swap agreements	2,933
Affiliated transfer agent fee payable	350

Total Liabilities	790,578,716

NET ASSETS	$7,406,758,372

Net assets were comprised of:
Paid-in capital	$5,725,889,335
Retained earnings	1,680,869,037

Net assets, June 30, 2015	$7,406,758,372

Net asset value and redemption price per share, $7,406,758,372 / 555,651,958 outstanding shares of beneficial interest	$13.33

STATEMENT OF OPERATIONS (Unaudited)

Six Months Ended June 30, 2015

INCOME
Unaffiliated dividend income (net of $1,695,246 foreign withholding tax)	$57,021,252
Interest income	19,218,135
Affiliated dividend income	743,645
Affiliated income from securities lending, net	348,026

77,331,058

EXPENSES
Advisory fees	29,557,913
Distribution fee	3,691,855
Custodian and accounting fees	749,000
Insurance expenses	47,000
Trustees’ fees	37,000
Audit fee	23,000
Legal fees and expenses	11,000
Shareholders’ reports	9,000
Commitment fee on syndicated credit agreement	8,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Loan interest expense	1,876
Interest expense	1,038
Miscellaneous	52,250

Total expenses	34,192,932

NET INVESTMENT INCOME	43,138,126

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	318,682,278
Futures transactions	(3,735,788)
Options written transactions	300,052
Swap agreements transactions	(4,286,035)
Foreign currency transactions	5,055,279

316,015,786

Net change in unrealized appreciation (depreciation) on:
Investments	(202,575,076)
Futures	(13,742,463)
Options written	17,703
Swap agreements	6,576,894
Foreign currencies	(2,335,243)

(212,058,185)

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	103,957,601

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$147,095,727

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	Six Months Ended June 30, 2015	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$43,138,126	$86,128,232
Net realized gain on investment and foreign currency transactions	316,015,786	453,486,291
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(212,058,185)	38,174,185

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	147,095,727	577,788,708

FUND SHARE TRANSACTIONS:
Fund share sold [20,471,169 and 54,667,352 shares, respectively]	273,912,017	688,840,292
Fund share repurchased [12,804,653 and 39,963,424 shares, respectively]	(171,495,794)	(488,869,138)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	102,416,223	199,971,154

TOTAL INCREASE IN NET ASSETS	249,511,950	777,759,862
NET ASSETS:
Beginning of period	7,157,246,422	6,379,486,560

End of period	$7,406,758,372	$7,157,246,422

SEE NOTES TO FINANCIAL STATEMENTS.

A273

AST RCM WORLD TRENDS PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

LONG-TERM INVESTMENTS — 90.1%
COMMON STOCKS — 61.2%	Shares	Value (Note 2)
Argentina
Banco Macro SA, ADR*	3,570	$162,792
BBVA Banco Frances SA, ADR	6,913	109,778

		272,570

Australia — 0.7%
Arrium Ltd.	3,361,796	350,824
Australia & New Zealand Banking Group Ltd.	349,096	8,663,586
Bank of Queensland Ltd.	341,136	3,356,600
Beach Energy Ltd.	2,195,077	1,777,340
Bendigo and Adelaide Bank Ltd.	290,728	2,749,033
Cromwell Property Group, REIT	948,159	749,443
Downer EDI Ltd.	782,762	2,881,149
Flight Centre Travel Group Ltd.(a)	28,284	743,385
Fortescue Metals Group Ltd.(a)	1,354,722	1,995,176
iiNET Ltd.	132,643	972,394
Primary Health Care Ltd.	454,527	1,764,179
Westpac Banking Corp.	361,931	8,954,922

		34,958,031

Austria — 0.2%
ams AG	115,975	5,072,250
Schoeller-Bleckmann Oilfield Equipment AG	17,900	1,085,708
Wienerberger AG	76,900	1,210,658

		7,368,616

Belgium — 0.2%
Anheuser-Busch InBev NV	46,409	5,584,892
Delhaize Group SA	31,249	2,541,714
Fagron NV	36,051	1,491,697
Ontex Group NV	55,985	1,680,517

		11,298,820

Bermuda
Montpelier Re Holdings Ltd.	19,990	789,605

Brazil — 0.1%
Banco do Brasil SA	74,900	581,787
BRF SA	32,900	695,015
Cia Paranaense de Energia, ADR	8,827	97,097
JBS SA	288,100	1,516,901
Kroton Educacional SA	34,700	132,590
Marfrig Global Foods SA*	100,200	183,055
MRV Engenharia e Participacoes SA	172,400	432,511
Multiplus SA	17,900	215,783
Porto Seguro SA	27,900	371,240
Sul America SA, UTS	102,300	500,132
Transmissora Alianca de Energia Eletrica SA, UTS	17,700	117,275

		4,843,386

Canada — 2.2%
Alimentation Couche-Tard, Inc. (Class B Stock)	268,505	11,486,167
Atco Ltd. (Class I Stock)	26,555	839,597
Bank of Montreal	150,431	8,913,850
BCE, Inc.	87,503	3,717,301
Canadian Natural Resources Ltd.	203,917	5,534,657
Canadian Tire Corp. Ltd. (Class A Stock)	54,448	5,823,190

COMMON STOCKS (continued)	Shares	Value (Note 2)
Canada (continued)
Canfor Corp.*	92,537	$2,015,217
CCL Industries, Inc. (Class B Stock)	29,256	3,588,486
CGI Group, Inc. (Class A Stock)*	211,851	8,285,766
DH Corp.	18,400	588,093
Empire Co. Ltd. (Class A Stock)	64,220	4,523,165
Genworth MI Canada, Inc.(a)	44,306	1,163,520
George Weston Ltd.	17,060	1,340,077
Linamar Corp.	35,915	2,332,606
Magna International, Inc.	227,302	12,757,302
Metro, Inc.	210,471	5,648,509
National Bank of Canada	146,654	5,509,212
Royal Bank of Canada	205,576	12,571,573
Shaw Communications, Inc. (Class B Stock)	83,430	1,816,890
Stantec, Inc.	31,416	918,082
Suncor Energy, Inc.	75,606	2,082,343
Toronto-Dominion Bank (The)	25,240	1,071,841
Western Forest Products, Inc.	732,206	1,307,301

		103,834,745

Chile
Banco Santander Chile, ADR	61,216	1,239,624

China — 0.7%
Agricultural Bank of China Ltd. (Class H Stock)*	1,466,000	787,556
ANTA Sports Products Ltd.	176,000	426,857
Bank of China Ltd. (Class H Stock)	1,858,000	1,205,807
Bank of Communications Co. Ltd. (Class H Stock)	705,000	733,820
Beijing Capital International Airport Co. Ltd. (Class H Stock)	192,000	221,072
Brilliance China Automotive Holdings Ltd.	190,000	296,115
BYD Electronic International Co. Ltd.*	105,000	141,984
China CITIC Bank Corp. Ltd. (Class H Stock)*	773,000	615,465
China Communications Construction Co. Ltd. (Class H Stock)	38,000	56,740
China Construction Bank Corp. (Class H Stock)	3,106,000	2,833,157
China Everbright Bank Co. Ltd. (Class H Stock)	2,077,000	1,244,021
China Galaxy Securities Co. Ltd. (Class H Stock)*	191,500	248,906
China Life Insurance Co. Ltd. (Class H Stock)	18,000	78,124
China Merchants Bank Co. Ltd. (Class H Stock)	54,500	158,304
China Metal Resources Utilization Ltd., 144A	396,000	88,891
China Minsheng Banking Corp Ltd. (Class H Stock)	447,600	585,702
China Mobile Ltd.	115,000	1,471,300
China National Building Material Co. Ltd. (Class H Stock)	270,000	254,928
China Oilfield Services Ltd. (Class H Stock)	224,000	356,222
China Petroleum & Chemical Corp. (Class H Stock)	1,604,200	1,376,503
China Power International Development Ltd.	637,000	485,012
China Railway Group Ltd. (Class H Stock)	418,000	450,634
China South City Holdings Ltd.	410,000	141,427

SEE NOTES TO FINANCIAL STATEMENTS.

A274

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
China (continued)
China Southern Airlines Co. Ltd. (Class H Stock)	1,324,000	$1,550,964
China Telecom Corp. Ltd. (Class H Stock)	1,208,000	707,526
China Travel International Investment Hong Kong Ltd.	1,554,000	682,181
Chongqing Rural Commercial Bank Co. Ltd. (Class H Stock)	905,000	723,883
Fosun International Ltd.	307,617	723,402
Fuguiniao Co. Ltd. (Class H Stock)	69,200	127,421
Hengan International Group Co. Ltd.	30,000	356,103
Huadian Power International Corp. Ltd. (Class H Stock)	224,000	247,503
Huaneng Power International, Inc. (Class H Stock)	402,000	559,485
Industrial & Commercial Bank of China Ltd. (Class H Stock)	3,875,000	3,074,914
KWG Property Holding Ltd.	85,000	71,518
PetroChina Co. Ltd. (Class H Stock)	386,000	429,887
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	103,000	1,390,039
Qingdao Port International Co. Ltd. (Class H Stock), 144A	430,000	253,511
Shenzhen Expressway Co. Ltd. (Class H Stock)	916,000	729,408
Sichuan Expressway Co. Ltd. (Class H Stock)	494,000	217,719
Sino-Ocean Land Holdings Ltd.	203,500	153,457
TCL Communication Technology Holdings Ltd.	62,000	57,946
Tencent Holdings Ltd.	119,000	2,379,587
Xinjiang Goldwind Science & Technology Co. Ltd. (Class H Stock)	190,800	385,478
Yangzijiang Shipbuilding Holdings Ltd.	564,400	592,798
Zhejiang Expressway Co. Ltd. (Class H Stock)	860,000	1,192,686
Zhuzhou CSR Times Electric Co. Ltd. (Class H Stock)	37,500	280,314

		31,146,277

Colombia
Corporacion Financiera Colombiana	27,543	383,561

Denmark — 0.9%
A.P. Moeller-Maersk A/S (Class B Stock)	3,325	6,011,740
Ambu A/S (Class B Stock)	39,900	1,041,749
Chr. Hansen Holding A/S	17,200	838,708
Danske Bank A/S	329,895	9,697,922
DSV A/S	170,878	5,533,189
GN Store Nord A/S	68,400	1,411,518
Novo Nordisk A/S (Class B Stock)	196,846	10,801,901
OW Bunker A/S*(g)	53,469	—
SimCorp A/S	122,685	4,885,840
Topdanmark A/S*	49,997	1,340,287

		41,562,854

Finland — 0.2%
Amer Sports OYJ	71,600	1,908,126
Huhtamaki OYJ	99,342	3,070,139
Neste OYJ	173,509	4,426,230

COMMON STOCKS (continued)	Shares	Value (Note 2)
Finland (continued)
Sampo OYJ (Class A Stock)	33,922	$1,598,645

		11,003,140

France — 2.2%
AXA SA	70,725	1,793,013
BNP Paribas SA	82,486	5,005,486
Bureau Veritas SA	168,344	3,880,670
Christian Dior SE	16,308	3,192,606
Cie Generale des Etablissements Michelin	58,278	6,132,249
Credit Agricole SA	99,980	1,492,700
Dassault Systemes	40,686	2,953,574
Edenred	63,146	1,560,263
Eiffage SA	40,098	2,232,763
GameLoft SE*	186,000	795,268
Hermes International	922	344,257
Ingenico	44,883	5,280,447
Interparfums SA	40,026	1,091,034
Korian-Medica	58,152	1,932,608
Lagardere SCA	90,080	2,635,822
Legrand SA	121,293	6,826,614
L’Oreal SA	20,348	3,640,693
LVMH Moet Hennessy Louis Vuitton SE	18,872	3,317,901
Orange SA	257,224	3,975,239
Orpea	22,918	1,604,923
Safran SA	34,690	2,357,516
Sartorius Stedim Biotech	15,100	4,165,639
Schneider Electric SE	79,384	5,496,481
Societe BIC SA	16,498	2,630,175
Sodexo	42,860	4,080,184
Teleperformance	24,867	1,756,808
Thales SA	39,008	2,356,908
Total SA	206,672	10,137,481
UBISOFT Entertainment*	77,744	1,389,965
Valeo SA	30,861	4,881,697
Virbac SA	8,400	1,798,033

		100,739,017

Germany — 2.4%
Aareal Bank AG	50,833	1,998,706
Aurubis AG	15,238	895,198
Bayerische Motoren Werke AG	24,602	2,694,281
Bechtle AG	18,500	1,401,508
Bertrandt AG	12,493	1,639,388
Brenntag AG	39,381	2,259,743
CANCOM SE	40,907	1,472,352
Continental AG	32,701	7,742,872
Daimler AG	127,220	11,589,209
Deutsche Lufthansa AG*	230,825	2,978,119
Deutsche Post AG	254,828	7,445,913
Duerr AG	29,926	2,787,685
Fresenius SE & Co. KGaA	78,450	5,037,005
Hannover Rueck SE	36,860	3,567,564
Hugo Boss AG	56,284	6,292,347
Infineon Technologies AG	566,980	7,036,006
Jenoptik AG	89,200	1,075,473
Linde AG	16,455	3,118,452
Merck KGaA	87,691	8,741,955
MTU Aero Engines AG	9,500	894,104

SEE NOTES TO FINANCIAL STATEMENTS.

A275

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Germany (continued)
Muenchener Rueckversicherungs-Gesellschaft AG	39,324	$6,971,939
Rational AG	5,999	2,203,361
RTL Group SA	21,179	1,914,586
SAP SE	145,594	10,202,709
Talanx AG	36,279	1,113,527
TLG Immobilien AG	72,248	1,168,317
TUI AG	215,049	3,479,531
Volkswagen AG	9,700	2,246,006
Wirecard AG	24,100	922,398

		110,890,254

Hong Kong — 0.4%
Cathay Pacific Airways Ltd.	65,000	159,699
Cheung Kong Property Holdings Ltd.*	279,816	2,321,106
China Resources Cement Holdings Ltd.	2,632,000	1,467,000
CK Hutchison Holdings Ltd.	279,816	4,113,849
Dah Sing Banking Group Ltd.	77,600	169,595
Global Brands Group Holding Ltd.*	1,272,000	267,318
Jardine Matheson Holdings Ltd.	25,600	1,451,520
Ju Teng International Holdings Ltd.	422,000	203,064
Link REIT (The), REIT	77,000	450,599
PCCW Ltd.	438,000	261,248
Shimao Property Holdings Ltd.	1,232,500	2,426,171
SJM Holdings Ltd.	571,000	617,395
SSY Group Ltd.	1,900,000	691,451
Truly International Holdings Ltd.	3,192,000	1,313,606
Wasion Group Holdings Ltd.	280,000	431,561
Yue Yuen Industrial Holdings Ltd.	332,500	1,112,182

		17,457,364

India
Axis Bank Ltd., GDR (original cost $633,650; purchased 12/18/14-12/19/14)*(f)	16,215	706,992
Reliance Industries Ltd., GDR, 144A (original cost $417,238; purchased 07/10/14-12/17/14)(f)	13,373	416,569
Tata Motors Ltd., ADR	5,812	200,340
Vedanta Ltd., ADR	32,421	350,147
Wipro Ltd., ADR(a)	15,536	185,966

		1,860,014

Indonesia — 0.1%
Bank Mandiri Persero Tbk PT	761,200	572,217
Bank Negara Indonesia Persero Tbk PT	3,039,000	1,204,849
Bank Rakyat Indonesia Persero Tbk PT	712,100	551,142
Telekomunikasi Indonesia Persero Tbk PT	4,424,000	969,715

		3,297,923

Ireland — 0.7%
DCC PLC	67,443	5,296,281
Glanbia PLC	87,495	1,728,479
Greencore Group PLC	293,935	1,450,185
ICON PLC*	17,333	1,166,511
Kerry Group PLC (Class A Stock)	42,970	3,187,556
Kingspan Group PLC*	251,309	6,068,273
Paddy Power PLC	18,300	1,568,286
Permanent TSB Group Holdings PLC*	257,500	1,346,953
Shire PLC	82,950	6,664,954

COMMON STOCKS (continued)	Shares	Value (Note 2)
Ireland (continued)
Smurfit Kappa Group PLC	213,055	$5,872,215

		34,349,693

Israel — 0.2%
Check Point Software Technologies Ltd.*(a)	79,355	6,312,690
Mellanox Technologies Ltd.*	19,600	952,364
Mizrahi Tefahot Bank Ltd.	6,176	76,540
Orbotech Ltd.*	49,356	1,026,605
Tower Semiconductor Ltd.*	66,225	1,022,514

		9,390,713

Italy — 0.5%
A2A SpA	2,193,171	2,617,558
Anima Holding SpA, 144A	159,421	1,400,238
Banca Popolare di Milano Scarl	1,325,841	1,398,275
Cementir Holding SpA	106,803	699,379
Credito Valtellinese Scarl*	919,348	1,219,845
De’ Longhi	154,742	3,547,874
Enel SpA	1,547,729	7,014,780
FinecoBank Banca Fineco SpA	148,743	1,101,720
Luxottica Group SpA	36,572	2,432,699
Salvatore Ferragamo SpA	47,900	1,438,919
Yoox SpA*	54,299	1,757,196

		24,628,483

Japan — 2.8%
Asahi Kasei Corp.	814,000	6,676,902
Central Japan Railway Co.	44,000	7,940,000
COMSYS Holdings Corp.	143,700	2,137,592
Daicel Corp.	93,000	1,193,394
Daihatsu Motor Co. Ltd.	104,400	1,485,945
Denki Kagaku Kogyo KK	173,000	768,731
ITOCHU Corp.	569,500	7,521,510
Japan Airlines Co. Ltd.	250,400	8,726,295
JX Holdings, Inc.	1,024,300	4,416,118
KDDI Corp.	523,500	12,633,078
Kewpie Corp.	91,400	1,935,230
Marubeni Corp.	454,000	2,605,349
Matsumotokiyoshi Holdings Co. Ltd.	45,300	2,089,864
Mitsubishi Corp.	288,900	6,351,180
Mitsubishi UFJ Financial Group, Inc.	542,400	3,902,279
Mitsui & Co. Ltd.	525,800	7,143,586
Mizuho Financial Group, Inc.	934,200	2,021,359
Namco Bandai Holdings, Inc.	185,200	3,578,908
Nippon Paper Industries Co. Ltd.	193,300	3,385,646
Nippon Telegraph & Telephone Corp.	355,600	12,878,323
Ricoh Co. Ltd.	405,000	4,195,380
Sekisui House Ltd.	314,000	4,986,621
Sumitomo Mitsui Financial Group, Inc.	200,100	8,908,293
Sumitomo Osaka Cement Co. Ltd.	496,000	1,834,522
West Japan Railway Co.	99,700	6,378,718
Yokohama Rubber Co. Ltd. (The)	168,500	3,381,060

		129,075,883

Malaysia — 0.1%
Berjaya Auto Bhd	225,820	161,599
DiGi.Com Bhd	573,000	813,268
Hong Leong Financial Group Bhd	108,600	436,062
MISC Bhd	54,600	111,693
Sunway Bhd	156,500	142,594

SEE NOTES TO FINANCIAL STATEMENTS.

A276

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Malaysia (continued)
Sunway Construction Group Bhd*	15,650	$7,466
Tenaga Nasional Bhd	409,600	1,372,113

		3,044,795

Mexico — 0.1%
America Movil SAB de CV (Class L Stock)	249,500	266,684
Credito Real SAB de CV, SOFOM, ER	64,400	144,022
Gentera SAB de CV	201,900	359,033
Gruma SAB de CV (Class B Stock)	54,000	696,580
Grupo Aeroportuario del Centro Norte SAB de CV, ADR*	6,054	237,619
Grupo Aeroportuario del Pacifico SAB de CV, ADR	7,841	537,030
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	71,500	489,480
Grupo Aeroportuario del Sureste SAB de CV, ADR	593	84,129
Industrias Bachoco SA, ADR	18,183	983,882
Vitro SAB de CV (Class A Stock)*	317,700	955,677

		4,754,136

Netherlands — 0.8%
Aalberts Industries NV	47,569	1,414,467
Aegon NV	735,298	5,425,182
AerCap Holdings NV*	154,848	7,090,490
Akzo Nobel NV	37,148	2,712,146
ASML Holding NV	52,725	5,484,330
Brunel International NV	55,396	1,096,930
ING Groep NV, CVA	170,917	2,838,147
Koninklijke Boskalis Westminster NV	42,604	2,091,335
Royal Dutch Shell PLC (Class B Stock)	238,909	6,801,821
TomTom NV*	186,900	2,121,714

		37,076,562

New Zealand
Air New Zealand Ltd.	514,941	889,691
Sky Network Television Ltd.	281,369	1,145,461

		2,035,152

Norway — 0.3%
DNB ASA	259,659	4,324,261
Marine Harvest ASA	385,302	4,412,702
Opera Software ASA(a)	197,700	1,702,007
Prosafe SE	335,470	1,162,280
Salmar ASA	42,252	619,694

		12,220,944

Peru
Credicorp Ltd.	2,380	330,630

Philippines
BDO Unibank, Inc.	154,720	371,624
DMCI Holdings, Inc.	1,873,750	548,256
Universal Robina Corp.	214,070	920,460

		1,840,340

Poland
Asseco Poland SA	19,783	304,386
Energa SA	127,479	771,363

COMMON STOCKS (continued)	Shares	Value (Note 2)
Poland (continued)
Tauron Polska Energia SA	107,076	$124,678

		1,200,427

Portugal — 0.1%
CTT-Correios de Portugal SA	90,960	938,882
Sonae SGPS SA	1,164,536	1,530,420

		2,469,302

Puerto Rico
Triple-S Management Corp. (Class B Stock)*	7,937	203,663

Russia — 0.1%
Gazprom OAO, ADR	91,234	480,803
Mobile TeleSystems OJSC, ADR	95,179	930,851
Rosneft Oil Co., GDR (original cost $293,204; purchased 04/28/15)(f)	60,223	246,806
RusHydro JSC, ADR	61,450	61,358
Severstal PAO, GDR (original cost $678,097; purchased 04/28/15)(f)	61,755	658,395
Sistema JSFC, GDR (original cost $336,231; purchased 04/28/15)(f)	43,936	385,332
TMK OAO, GDR (original cost $82,583; purchased 04/28/15)(f)	20,333	86,415
United Co. RUSAL PLC*	341,000	169,119

		3,019,079

Singapore — 0.2%
Asian Pay Television Trust, UTS	180,200	113,725
Avago Technologies Ltd.	7,940	1,055,464
ComfortDelGro Corp. Ltd.	63,000	146,308
DBS Group Holdings Ltd.	82,200	1,261,248
Ezion Holdings Ltd.	2,223,600	1,689,794
First Resources Ltd.	430,000	651,200
Kulicke & Soffa Industries, Inc.*	54,518	638,406
Mapletree Commercial Trust, REIT	126,400	137,457
Religare Health Trust, UTS	110,900	83,921
SMRT Corp. Ltd.	159,400	182,217
UOL Group Ltd.	236,000	1,211,335
Wing Tai Holdings Ltd.	257,800	364,495

		7,535,570

South Africa — 0.4%
Aeci Ltd.	27,836	260,834
AVI Ltd.	84,178	563,766
FirstRand Ltd.	83,433	365,538
Gold Fields Ltd.	126,353	404,180
Investec Ltd.	140,130	1,260,694
JSE Ltd.	14,923	157,608
Liberty Holdings Ltd.	89,493	1,067,869
Mondi Ltd.	63,546	1,392,927
Mondi PLC	327,795	7,057,143
MTN Group Ltd.	7,637	143,455
Naspers Ltd. (Class N Stock)	8,578	1,333,917
Net 1 UEPS Technologies, Inc.*	8,498	155,343
Pick’n Pay Holdings Ltd.	33,571	72,159

SEE NOTES TO FINANCIAL STATEMENTS.

A277

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
South Africa (continued)
Sanlam Ltd.	159,661	$869,126
Sappi Ltd.*	86,045	305,182
Sasol Ltd.	23,939	886,455
Sibanye Gold Ltd., ADR	13,218	85,256
Steinhoff International Holdings Ltd.	176,568	1,117,450
Telkom SA SOC Ltd.	211,001	1,111,913

		18,610,815

South Korea — 0.4%
Asiana Airlines, Inc.*	9,425	53,570
Daesang Holdings Co. Ltd.	2,644	61,127
Dongbu Insurance Co. Ltd.	8,557	432,707
Dongwon F&B Co. Ltd.	579	195,822
Eo Technics Co. Ltd.	3,715	312,334
Halla Holdings Corp.	12,496	580,524
Hanil Cement Co. Ltd.	5,193	790,545
Hansae Co. Ltd.	6,511	222,507
Hanssem Co. Ltd.	1,380	347,472
Hyundai Marine & Fire Insurance Co. Ltd.	3,770	99,586
Hyundai Mobis Co., Ltd.	1,111	210,921
Hyundai Motor Co.	3,149	383,348
JB Financial Group Co. Ltd.	15,610	92,729
Kia Motors Corp.	14,147	573,943
KISWIRE Ltd.	2,414	122,244
Korea Electric Power Corp.	36,429	1,489,039
LG Display Co. Ltd.	50,895	1,175,095
Meritz Securities Co. Ltd.	166,344	1,061,843
POSCO	5,472	1,095,711
Samsung Electronics Co. Ltd.	2,707	3,071,325
Samsung Electronics Co. Ltd., GDR, 144A (original cost $1,436,835; purchased 04/30/13)(f)	2,082	1,187,781
Samyang Corp.	691	70,220
SK Hynix, Inc.	49,910	1,891,665
SK Networks Co. Ltd.	67,077	539,455
SK Telecom Co. Ltd., ADR	29,821	739,263
S-Oil Corp.	3,030	183,129
Ssangyong Cement Industrial Co. Ltd.*	7,884	112,258

		17,096,163

Spain — 0.6%
Almirall SA	64,747	1,283,353
Amadeus IT Holding SA (Class A Stock)	81,339	3,247,077
Bolsas y Mercados Espanoles	41,900	1,698,296
Cia de Distribucion Integral Logista Holdings SA*	48,554	963,523
Cie Automotive SA	71,705	1,162,690
Distribuidora Internacional de Alimentacion SA	308,717	2,365,882
Enagas SA	94,248	2,565,668
Gamesa Corp. Tecnologica SA*	112,000	1,769,347
Gas Natural SDG SA	122,374	2,778,784
Inditex SA	105,846	3,452,419
Mapfre SA	434,899	1,503,059
Melia Hotels International SA(a)	156,914	2,071,241
Repsol SA	187,861	3,311,177

		28,172,516

COMMON STOCKS (continued)	Shares	Value (Note 2)
Sweden — 1.2%
Atlas Copco AB (Class A Stock)	191,761	$5,365,150
Betsson AB*	139,700	2,017,015
BioGaia AB (Class B Stock)*	44,152	1,310,204
Elekta AB (Class B Stock)(a)	224,779	1,409,978
Hexagon AB (Class B Stock)	161,230	5,839,836
Hexpol AB	265,059	2,732,381
JM AB	73,839	2,012,457
Meda AB (Class A Stock)	61,810	860,145
NetEnt AB*	86,662	3,363,404
Nibe Industrier AB (Class B Stock)	51,000	1,383,832
Nordea Bank AB	298,471	3,722,457
Scandi Standard AB	180,000	1,095,894
Skandinaviska Enskilda Banken AB (Class A Stock)	468,450	5,992,104
Svenska Cellulosa AB SCA (Class B Stock)	.217,631	5,533,963
Swedbank AB (Class A Stock)	291,339	6,792,399
Trelleborg AB (Class B Stock)	261,344	4,832,960
Wallenstam AB (Class B Stock)	227,800	1,618,851

		55,883,030

Switzerland — 1.6%
Burckhardt Compression Holding AG	4,050	1,534,159
Chocoladefabriken Lindt & Sprungli AG	548	2,898,579
Cie Financiere Richemont SA	99,368	8,076,420
Clariant AG*	126,933	2,601,632
Georg Fischer AG	3,202	2,201,248
Helvetia Holding AG	933	533,298
Interroll Holding AG*	2,305	1,466,897
Julius Baer Group Ltd.*	70,477	3,954,744
Leonteq AG*	7,300	1,267,845
Logitech International SA	254,587	3,730,494
Nestle SA	24,190	1,745,324
Novartis AG	116,464	11,455,453
Roche Holding AG	22,384	6,276,283
Sika AG	288	1,015,743
Sunrise Communications Group AG, 144A*	.8,942	745,717
Swiss Life Holding AG*	24,194	5,539,961
Swiss Re AG	124,906	11,057,023
Swisscom AG	9,383	5,258,673
TE Connectivity Ltd.	39,930	2,567,499
U-Blox AG*	3,920	792,495

		74,719,487

Taiwan — 0.2%
Advanced Semiconductor Engineering, Inc.	288,000	390,213
Advanced Semiconductor Engineering, Inc., ADR	108,272	714,595
AU Optronics Corp., ADR(a)	118,089	526,677
Chailease Holding Co. Ltd.	24,770	59,727
China Development Financial Holding Corp.	522,000	197,793
Coretronic Corp.	309,500	377,345
Fubon Financial Holding Co. Ltd.	746,000	1,482,590
Hon Hai Precision Industry Co. Ltd.	511,640	1,607,769
Innolux Corp.	2,031,000	1,058,179
Micro-Star International Co. Ltd.	336,000	339,666
Silicon Motion Technology Corp., ADR	25,242	873,626
Siliconware Precision Industries Co., ADR(a)	80,012	596,089
Taishin Financial Holding Co. Ltd.	454,866	189,511

SEE NOTES TO FINANCIAL STATEMENTS.

A278

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Taiwan (continued)
Taiwan Semiconductor Manufacturing Co. Ltd.	527,000	$2,397,122
United Microelectronics Corp.	1,962,000	828,641
United Microelectronics Corp., ADR	31,718	65,022

		11,704,565

Thailand
Airports of Thailand PCL	27,800	249,394
Kasikornbank PCL	37,900	211,401
PTT Exploration and Production PCL	165,400	533,777
PTT Global Chemical PCL	291,600	555,213

		1,549,785

Turkey — 0.1%
Cimsa Cimento Sanayi VE Ticaret A/S	14,827	84,883
Eregli Demir ve Celik Fabrikalari TAS	623,537	1,008,800
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S (Class D Stock)	1,431,460	837,627
TAV Havalimanlari Holding A/S	48,717	413,584
Turkiye Is Bankasi (Class C Stock)	240,415	505,579
Turkiye Vakiflar Bankasi TAO (Class D Stock)	482,907	775,973

		3,626,446

United Arab Emirates
Dragon Oil PLC	22,768	259,719

United Kingdom — 4.0%
ASOS PLC*	26,700	1,627,322
Associated British Foods PLC	16,033	722,478
Auto Trader Group PLC, 144A*	418,477	2,013,686
AVEVA Group PLC	51,308	1,457,559
Bellway PLC	115,979	4,320,066
Berkeley Group Holdings PLC	103,799	5,454,490
Bovis Homes Group PLC	75,741	1,324,715
BP PLC	2,077,765	13,789,375
British American Tobacco PLC	126,111	6,790,090
BT Group PLC	1,422,858	10,075,683
Bunzl PLC	65,693	1,792,058
Close Brothers Group PLC	53,288	1,278,578
Compass Group PLC	265,090	4,384,336
Delphi Automotive PLC	14,060	1,196,365
Diageo PLC	230,718	6,681,502
DS Smith PLC	177,000	1,073,354
Dunelm Group PLC	119,700	1,703,041
easyJet PLC	248,315	6,036,140
Elementis PLC	176,368	710,136
Genus PLC	96,400	2,161,442
Greene King PLC(a)	71,424	948,014
Halma PLC	154,657	1,850,589
IMI PLC	132,619	2,344,356
Intermediate Capital Group PLC*	140,391	1,212,793
International Consolidated Airlines Group SA*	687,983	5,367,321
J Sainsbury PLC	115,187	479,489
Just Eat PLC*	290,765	1,857,945
Kingfisher PLC	639,578	3,488,552
Legal & General Group PLC	1,893,388	7,403,220
Lloyds Banking Group PLC	3,855,585	5,174,931
Moneysupermarket.com Group PLC	551,691	2,519,393

COMMON STOCKS (continued)	Shares	Value (Note 2)
United Kingdom (continued)
Oxford Instruments PLC	134,433	$2,049,084
Pace PLC	165,318	966,471
Paragon Group Companies PLC	132,427	861,106
Persimmon PLC*	261,174	8,103,125
Pets at Home Group PLC	377,568	1,772,038
Prudential PLC	391,466	9,434,097
Reckitt Benckiser Group PLC	122,955	10,602,875
Reed Elsevier NV	61,402	1,460,492
Restaurant Group PLC	136,500	1,492,768
Rightmove PLC	19,000	977,607
Rotork PLC	944,588	3,452,991
SABMiller PLC	72,501	3,759,183
Senior PLC	422,400	1,903,531
Spectris PLC	50,156	1,661,729
Spirax-Sarco Engineering PLC	79,750	4,253,466
St James’s Place PLC	391,964	5,573,523
Taylor Wimpey PLC	2,790,182	8,136,894
Unilever NV, CVA	60,964	2,548,857
Victrex PLC	43,785	1,327,131
WH Smith PLC	63,846	1,531,132
Whitbread PLC	62,882	4,885,227
WPP PLC	205,766	4,618,633

		188,610,979

United States — 36.5%
3M Co.	5,210	803,903
8x8, Inc.*	102,594	919,242
AAC Holdings, Inc.*(a)	14,377	626,262
AbbVie, Inc.	86,730	5,827,389
Abraxas Petroleum Corp.*	250,153	737,951
Acadia Healthcare Co., Inc.*(a)	23,262	1,822,112
ACE Ltd.	42,780	4,349,870
ACI Worldwide, Inc.*	47,103	1,157,321
Adeptus Health, Inc. (Class A Stock)*(a)	16,163	1,535,323
Aetna, Inc.	30,440	3,879,882
AGL Resources, Inc.	13,880	646,253
Air Lease Corp.	46,087	1,562,349
Aircastle Ltd.	54,544	1,236,512
Alaska Air Group, Inc.	131,729	8,487,299
Albany Molecular Research, Inc.*(a)	52,638	1,064,340
Alcoa, Inc.	127,470	1,421,291
Allergan PLC*	6,650	2,018,009
Allstate Corp. (The)	156,495	10,151,831
Altria Group, Inc.	84,660	4,140,721
AMAG Pharmaceuticals, Inc.*(a)	16,013	1,105,858
Amdocs Ltd.	39,630	2,163,402
Ameren Corp.	141,851	5,344,946
American Airlines Group, Inc.	14,810	591,437
American Eagle Outfitters, Inc.	56,359	970,502
American Electric Power Co., Inc.	201,357	10,665,880
American International Group, Inc.	49,810	3,079,254
American Railcar Industries, Inc.(a)	34,268	1,666,796
Ameriprise Financial, Inc.	46,645	5,827,360
AMERISAFE, Inc.	24,643	1,159,700
AmerisourceBergen Corp.	144,161	15,330,081
Amgen, Inc.	198,184	30,425,208
Amsurg Corp.*	18,232	1,275,328
Amtrust Financial Services, Inc.	71,161	4,661,757
Analog Devices, Inc.	24,180	1,551,993

SEE NOTES TO FINANCIAL STATEMENTS.

A279

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
ANI Pharmaceuticals, Inc.*(a)	15,816	$981,383
Annaly Capital Management, Inc., REIT	75,470	693,569
Anthem, Inc.	70,510	11,573,511
Apple, Inc.	554,292	69,522,074
Archer-Daniels-Midland Co.	157,972	7,617,410
ARRIS Group, Inc.*	18,210	557,226
Arrow Electronics, Inc.*	96,538	5,386,820
Ashland, Inc.	41,565	5,066,773
Aspen Insurance Holdings Ltd.	65,354	3,130,457
Assurant, Inc.	36,950	2,475,650
Astronics Corp.*	14,700	1,042,083
AT&T, Inc.	572,785	20,345,323
Atmos Energy Corp.	14,530	745,098
AutoNation, Inc.*	53,430	3,365,021
AutoZone, Inc.*(a)	12,311	8,210,206
Avnet, Inc.	35,900	1,475,849
Axis Capital Holdings Ltd.	124,582	6,648,941
Ball Corp.	14,930	1,047,339
Bank of America Corp.	331,930	5,649,449
Bank of the Ozarks, Inc.(a)	35,084	1,605,093
BB&T Corp.	15,590	628,433
Becton, Dickinson and Co.	9,190	1,301,763
Belden, Inc.	11,461	930,977
Bemis Co., Inc.(a)	10,910	491,059
Benchmark Electronics, Inc.*	11,920	259,618
Berkshire Hathaway, Inc. (Class B Stock)*	133,872	18,221,318
Biogen, Inc.*	1,680	678,619
BlackRock, Inc.	21,365	7,391,863
Boeing Co. (The)	35,055	4,862,830
Booz Allen Hamilton Holding Corp.	51,008	1,287,442
Boston Scientific Corp.*	437,585	7,745,255
Brinker International, Inc.	21,660	1,248,699
Broadcom Corp. (Class A Stock)	72,010	3,707,795
Broadridge Financial Solutions, Inc.	58,270	2,914,083
Brocade Communications Systems, Inc.	160,770	1,909,948
Builders FirstSource, Inc.*	73,747	946,911
Burlington Stores, Inc.*	16,628	851,354
C&J Energy Services Ltd.*	51,751	683,113
Cabot Microelectronics Corp.*	21,570	1,016,163
Cadence Design Systems, Inc.*	48,641	956,282
Callidus Software, Inc.*	66,770	1,040,277
Cal-Maine Foods, Inc.(a)	13,790	719,838
Cambrex Corp.*	23,453	1,030,525
Capital One Financial Corp.	130,792	11,505,772
Cardinal Health, Inc.	17,490	1,463,039
Cardiovascular Systems, Inc.*	18,432	487,526
Carnival Corp.	66,570	3,287,892
Carrizo Oil & Gas, Inc.*(a)	17,510	862,192
Caterpillar, Inc.	44,710	3,792,302
Cathay General Bancorp(a)	41,096	1,333,565
CDW Corp.	27,640	947,499
Celgene Corp.*	65,735	7,607,840
Centene Corp.*	16,310	1,311,324
CenturyLink, Inc.	99,020	2,909,208
Cepheid, Inc.*(a)	17,482	1,069,024
CF Industries Holdings, Inc.	13,200	848,496
Cheesecake Factory, Inc. (The)	19,266	1,050,671
Chemed Corp.	3,390	444,429
Chevron Corp.	37,490	3,616,660

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
Cigna Corp.	17,370	$2,813,940
Cinemark Holdings, Inc.	35,560	1,428,445
Cirrus Logic, Inc.*	23,920	813,998
Cisco Systems, Inc.	717,104	19,691,676
Citigroup, Inc.	227,115	12,545,833
CMS Energy Corp.	279,521	8,899,949
Coca-Cola Co. (The)	32,830	1,287,921
Comcast Corp. (Class A Stock)	512,234	30,805,753
Comcast Corp. (Special Class A Stock)	87,113	5,221,553
Computer Sciences Corp.	44,672	2,932,270
Concho Resources, Inc.*	44,475	5,063,923
ConocoPhillips	193,466	11,880,747
Convergys Corp.	76,850	1,958,907
Core-Mark Holding Co., Inc.	15,467	916,420
Corning, Inc.	146,950	2,899,323
Costco Wholesale Corp.	24,320	3,284,659
Cowen Group, Inc. (Class A Stock)*	171,722	1,099,021
Cracker Barrel Old Country Store, Inc.(a)	4,300	641,388
CST Brands, Inc.	18,130	708,158
CSX Corp.	111,130	3,628,395
Cumulus Media, Inc. (Class A Stock)*	375,293	761,845
CVS Health Corp.	269,012	28,213,979
Cynosure, Inc. (Class A Stock)*	29,334	1,131,706
Cypress Semiconductor Corp.*	74,986	881,835
Danaher Corp.	30,920	2,646,443
Darden Restaurants, Inc.	19,060	1,354,785
Delta Air Lines, Inc.	41,140	1,690,031
Deluxe Corp.	62,849	3,896,638
Depomed, Inc.*(a)	41,149	883,058
Devon Energy Corp.	20,000	1,189,800
Diamond Resorts International, Inc.*	42,952	1,355,136
Diamondback Energy, Inc.*	10,019	755,232
Dillard’s, Inc. (Class A Stock)	57,664	6,065,676
Discover Financial Services	48,990	2,822,804
Dollar General Corp.	100,080	7,780,219
Domtar Corp.	10,700	442,980
Dow Chemical Co. (The)	193,288	9,890,547
Dr. Pepper Snapple Group, Inc.	110,861	8,081,767
DTE Energy Co.	115,869	8,648,462
Duke Energy Corp.	119,429	8,434,076
Dunkin’ Brands Group, Inc.	101,200	5,566,000
Eagle Bancorp, Inc.*	19,296	848,252
Eagle Pharmaceuticals, Inc.*	12,555	1,015,197
Echo Global Logistics, Inc.*(a)	27,976	913,696
Edison International	94,264	5,239,193
Electronics For Imaging, Inc.*	49,911	2,171,628
Eli Lilly & Co.	235,281	19,643,611
EMC Corp.	44,174	1,165,752
Endurance International Group Holdings, Inc.*(a)	39,846	823,218
EnerSys	64,514	4,534,689
Entergy Corp.	24,380	1,718,790
EOG Resources, Inc.	71,565	6,265,516
Esperion Therapeutics, Inc.*(a)	5,318	434,800
Euronet Worldwide, Inc.*	8,140	502,238
Everest Re Group, Ltd.	49,799	9,063,916
Eversource Energy	10,320	468,631
ExamWorks Group, Inc.*(a)	20,865	815,821
Exxon Mobil Corp.	245,127	20,394,566

SEE NOTES TO FINANCIAL STATEMENTS.

A280

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
Facebook, Inc. (Class A Stock)*	46,200	$3,962,343
FedEx Corp.	15,870	2,704,248
Ferro Corp.*	58,210	976,764
Fifth Third Bancorp	237,068	4,935,756
Fiserv, Inc.*	108,154	8,958,396
FleetCor Technologies, Inc.*	51,726	8,072,360
Flextronics International Ltd.*	188,350	2,130,239
Foot Locker, Inc.	25,810	1,729,528
Forward Air Corp.	18,200	951,132
Frontier Communications Corp.(a)	243,050	1,203,097
GameStop Corp. (Class A Stock)(a)	127,004	5,456,092
Gannett Co., Inc.*(a)	18,710	261,753
Gap, Inc. (The)	129,619	4,947,557
GATX Corp.(a)	17,950	954,043
General Electric Co.	904,492	24,032,352
General Mills, Inc.	161,788	9,014,827
General Motors Co.	42,150	1,404,859
Gilead Sciences, Inc.	50,430	5,904,344
Globus Medical, Inc. (Class A Stock)*(a)	40,862	1,048,928
Goldman Sachs Group, Inc. (The)	38,093	7,953,437
Google, Inc. (Class A Stock)*	22,415	12,104,997
Google, Inc. (Class C Stock)*	13,314	6,930,070
Graham Holdings Co. (Class B Stock)	590	634,279
Grand Canyon Education, Inc.*	55,721	2,362,570
Guidewire Software, Inc.*	12,704	672,423
Halyard Health, Inc.*(a)	9,412	381,186
Hanover Insurance Group, Inc. (The)	72,082	5,336,230
Harris Corp.	27,280	2,098,105
Hartford Financial Services Group, Inc. (The)	153,545	6,382,866
HealthSouth Corp.	15,410	709,785
Helen of Troy Ltd.*	10,570	1,030,469
Helmerich & Payne, Inc.(a)	32,212	2,268,369
Hess Corp.	45,807	3,063,572
Hewlett-Packard Co.	379,967	11,402,810
HFF, Inc. (Class A Stock)	29,989	1,251,441
Home Depot, Inc. (The)	46,190	5,133,095
Home Loan Servicing Solutions Ltd.	183,081	126,326
Horizon Pharma PLC*(a)	32,577	1,131,725
Humana, Inc.	20,450	3,911,676
Huntington Ingalls Industries, Inc.	15,044	1,693,804
Huron Consulting Group, Inc.*	5,860	410,727
ICF International, Inc.*	20,270	706,612
Iconix Brand Group, Inc.*(a)	83,235	2,078,378
Impax Laboratories, Inc.*	18,087	830,555
inContact, Inc.*	83,461	823,760
Infoblox, Inc.*	29,514	773,562
Inogen, Inc.*	25,944	1,157,102
Inphi Corp.*(a)	39,832	910,560
Insys Therapeutics, Inc.*(a)	19,242	691,173
Intel Corp.	724,009	22,020,734
Intercontinental Exchange, Inc.	13,310	2,976,249
International Business Machines Corp.	80,628	13,114,950
Interpublic Group of Cos., Inc. (The)	40,730	784,867
Intersect ENT, Inc.*	27,977	800,982
Intuitive Surgical, Inc.*	6,935	3,360,007
j2 Global, Inc.	63,362	4,304,814
Jabil Circuit, Inc.	33,810	719,815
Jack Henry & Associates, Inc.	30,400	1,966,880

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
JetBlue Airways Corp.*(a)	23,530	$488,483
JM Smucker Co. (The)	53,503	5,800,260
Johnson & Johnson	297,674	29,011,308
JPMorgan Chase & Co.	325,026	22,023,762
Kaiser Aluminum Corp.(a)	12,997	1,079,791
Kennedy-Wilson Holdings, Inc.	34,069	837,757
KeyCorp.	55,930	840,069
Kimberly-Clark Corp.	75,302	7,979,753
Knoll, Inc.	33,215	831,371
Kohl’s Corp.	4,750	297,397
Kraft Foods Group, Inc.	115,939	9,871,046
Kroger Co. (The)	297,270	21,555,048
L Brands, Inc.	25,290	2,168,112
La Quinta Holdings, Inc.*	52,170	1,192,085
Laboratory Corp. of America Holdings*	21,540	2,611,079
Lam Research Corp.	58,475	4,756,941
LDR Holding Corp.*	26,473	1,144,957
Lear Corp.	30,660	3,441,892
Legg Mason, Inc.	4,600	237,038
LendingTree, Inc.*	15,501	1,218,534
Lexmark International, Inc. (Class A Stock)(a)	76,717	3,390,891
Libbey, Inc.	21,387	883,925
Ligand Pharmaceuticals, Inc.*	11,809	1,191,528
Lincoln National Corp.	157,091	9,302,929
Lowe’s Cos., Inc.	46,010	3,081,290
LyondellBasell Industries NV (Class A Stock)	101,312	10,487,818
M/A-COM Technology Solutions Holdings, Inc.*(a)	28,800	1,101,600
Macquarie Infrastructure Co. LLC.	16,212	1,339,598
Macy’s, Inc.	144,003	9,715,882
Mallinckrodt PLC*	32,059	3,773,985
Marathon Petroleum Corp.	41,780	2,185,512
Marriott Vacations Worldwide Corp.	61,305	5,624,734
Marvell Technology Group Ltd.	192,260	2,534,948
Matador Resources Co.*(a)	30,684	767,100
Maxim Integrated Products, Inc.	98,796	3,415,872
MAXIMUS, Inc.	18,074	1,188,004
McGraw Hill Financial, Inc.	9,900	994,455
McKesson Corp.	34,022	7,648,486
MDC Partners, Inc. (Class A Stock)(a)	35,993	709,062
Mead Johnson Nutrition Co.	42,825	3,863,671
MeadWestvaco Corp.	20,620	973,058
MEDNAX, Inc.*	5,630	417,239
Medtronic PLC	67,520	5,003,232
Mentor Graphics Corp.	49,583	1,310,479
Merck & Co., Inc.	181,590	10,337,919
MetLife, Inc.	41,520	2,324,705
MFA Financial, Inc., REIT	475,042	3,510,560
Microchip Technology, Inc.(a)	159,088	7,544,748
Micron Technology, Inc.*(a)	219,570	4,136,699
Microsoft Corp.	477,904	21,099,462
Middleby Corp. (The)*	5,930	665,524
Minerals Technologies, Inc.	7,380	502,799
Molson Coors Brewing Co. (Class B Stock)	122,913	8,580,557
Mondelez International, Inc. (Class A Stock)	167,140	6,876,140
Morgan Stanley	219,200	8,502,768
Mosaic Co. (The)	16,770	785,675

SEE NOTES TO FINANCIAL STATEMENTS.

A281

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
Motorcar Parts of America, Inc.*	28,897	$869,511
Murphy Oil Corp.(a)	44,920	1,867,324
Murphy USA, Inc.*	21,620	1,206,828
Mylan NV*(a)	257,652	17,484,265
Navient Corp.	65,920	1,200,403
NeuStar, Inc. (Class A Stock)*(a)	96,807	2,827,732
Newport Corp.*	43,067	816,550
Nexteer Automotive Group Ltd	258,000	268,932
NextEra Energy, Inc.	87,180	8,546,255
NIKE, Inc. (Class B Stock)	37,150	4,012,943
NiSource, Inc.	68,270	3,112,429
Norfolk Southern Corp.	62,946	5,498,963
Northrop Grumman Corp.	109,077	17,302,884
NVIDIA Corp.	98,650	1,983,852
Omnicare, Inc.(a)	40,749	3,840,593
Omnicell, Inc.*	97,907	3,692,073
ON Semiconductor Corp.*	218,250	2,551,343
Oracle Corp.	643,080	25,916,124
PACCAR, Inc.	17,790	1,135,180
Packaging Corp. of America	33,390	2,086,541
PAREXEL International Corp.*	14,302	919,762
PartnerRe Ltd	39,962	5,135,117
PBF Energy, Inc. (Class A Stock)	31,530	896,083
PDL BioPharma, Inc.(a)	279,270	1,795,706
Penske Automotive Group, Inc	9,060	472,117
PepsiCo, Inc.	68,715	6,413,858
Pfizer, Inc.	662,047	22,198,436
PG&E Corp.	29,990	1,472,509
Phibro Animal Health Corp. (Class A Stock) .	43,100	1,678,314
Phillips 66	26,620	2,144,507
Pilgrim’s Pride Corp.(a)	13,200	303,204
Pinnacle Foods, Inc.	174,904	7,965,128
Pinnacle West Capital Corp.	76,217	4,335,985
Pitney Bowes, Inc	31,860	663,007
PNC Financial Services Group, Inc. (The)	129,050	12,343,633
PNM Resources, Inc.	77,062	1,895,725
PolyOne Corp.	22,890	896,601
Portland General Electric Co.	127,545	4,229,392
PPG Industries, Inc.	21,220	2,434,358
PPL Corp.	70,990	2,092,075
Principal Financial Group, Inc.	48,753	2,500,541
PrivateBancorp, Inc.	38,166	1,519,770
Procter & Gamble Co. (The)	39,930	3,124,123
Progressive Corp. (The)	38,690	1,076,743
Proofpoint, Inc.*(a)	9,467	602,764
Providence Service Corp. (The)*	18,301	810,368
PTC, Inc.*	24,019	985,259
Public Service Enterprise Group, Inc	62,080	2,438,502
Qorvo, Inc.*	6,500	521,755
QUALCOMM, Inc	133,143	8,338,746
Quest Diagnostics, Inc	34,280	2,485,986
Receptos, Inc.*	4,873	926,114
Red Robin Gourmet Burgers, Inc.*	30,089	2,582,238
Repligen Corp.*	26,171	1,080,077
Reynolds American, Inc	3,476	259,518
Rite Aid Corp.*	680,874	5,685,298
Ryder System, Inc	34,697	3,031,477
Ryland Group, Inc. (The)(a)	21,888	1,014,947
Sage Therapeutics, Inc.*(a)	7,035	513,555

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
Sanderson Farms, Inc.(a)	6,510	$489,292
SCANA Corp.	42,740	2,164,781
Schlumberger Ltd.	93,255	8,037,648
Schweitzer-Mauduit International, Inc.	30,343	1,210,079
Select Comfort Corp.*	28,431	854,920
Sensient Technologies Corp.	27,304	1,865,955
Signet Jewelers Ltd.	11,360	1,456,806
Six Flags Entertainment Corp.	17,027	763,661
Skechers U.S.A., Inc. (Class A Stock)*	7,970	875,026
Snap-on, Inc.	19,970	3,180,223
Sonic Corp.	33,738	971,654
Sonoco Products Co.	17,230	738,478
South State Corp.	13,627	1,035,516
Southwest Airlines Co.	65,350	2,162,432
SpartanNash Co.	16,310	530,727
Spectrum Brands Holdings, Inc.	8,040	820,000
SPS Commerce, Inc.*	12,721	837,042
Stage Stores, Inc.	15,200	266,456
Staples, Inc.	95,110	1,456,134
Starwood Hotels & Resorts Worldwide, Inc.	36,840	2,987,356
Starwood Property Trust, Inc., REIT(a)	214,784	4,632,891
SunEdison, Inc.*(a)	43,564	1,302,999
SunTrust Banks, Inc.	28,100	1,208,862
Super Micro Computer, Inc.*	29,144	862,080
Supernus Pharmaceuticals, Inc.*	51,634	876,745
Symantec Corp.	33,720	783,990
Synaptics, Inc.*	9,447	819,386
Synchronoss Technologies, Inc.*(a)	19,072	872,163
Synchrony Financial*(a)	43,700	1,439,041
Synergy Resources Corp.*	49,220	562,585
SYNNEX Corp.	6,390	467,684
Synopsys, Inc.*	22,810	1,155,327
Syntel, Inc.*	21,342	1,013,318
Take-Two Interactive Software, Inc.*	31,500	868,455
TAL International Group, Inc.*(a)	60,742	1,919,447
Talen Energy Corp.*	8,867	152,158
Target Corp.	46,790	3,819,468
Team Health Holdings, Inc.*	20,458	1,336,521
Teekay Tankers Ltd. (Class A Stock)	141,044	932,301
TEGNA, Inc.	37,420	1,200,059
Tesoro Corp.	21,200	1,789,492
Tetraphase Pharmaceuticals, Inc.*	13,081	620,563
Texas Instruments, Inc.	10,000	515,100
Texas Roadhouse, Inc.	28,249	1,057,360
Time Warner Cable, Inc.	6,600	1,175,922
Time Warner, Inc.	35,380	3,092,566
TJX Cos., Inc. (The)	88,735	5,871,595
Torchmark Corp.	35,379	2,059,765
Travelers Cos., Inc. (The)	128,552	12,425,836
Trinity Industries, Inc.	164,551	4,349,083
Tyson Foods, Inc. (Class A Stock)	221,761	9,453,671
U.S. Bancorp	24,190	1,049,846
U.S. Concrete, Inc.*	26,142	990,520
Ultimate Software Group, Inc. (The)*(a)	7,047	1,158,104
Union Pacific Corp.	127,886	12,196,488
United Natural Foods, Inc.*(a)	9,535	607,189
United Rentals, Inc.*(a)	7,220	632,616
United Therapeutics Corp.*(a)	34,476	5,997,100
UnitedHealth Group, Inc.	226,822	27,672,284

SEE NOTES TO FINANCIAL STATEMENTS.

A282

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
Universal Health Services, Inc. (Class B Stock)	22,060	$3,134,726
Unum Group	103,717	3,707,883
USANA Health Sciences, Inc.*	4,630	632,736
Valero Energy Corp.	43,590	2,728,734
Vectren Corp.	31,770	1,222,510
Verint Systems, Inc.*	27,066	1,644,124
Verizon Communications, Inc.	196,124	9,141,340
Visa, Inc. (Class A Stock)(a)	225,964	15,173,483
Vonage Holdings Corp.*	170,871	838,977
Voya Financial, Inc.	85,610	3,978,297
Vulcan Materials Co.	42,760	3,588,847
Wal-Mart Stores, Inc.	12,210	866,055
Walt Disney Co. (The)	149,631	17,078,882
Waste Management, Inc.	9,260	429,201
Webster Financial Corp.	15,280	604,324
Wells Fargo & Co.	547,284	30,779,252
Wendy’s Co. (The)(a)	442,966	4,996,656
Werner Enterprises, Inc.	17,140	449,925
Westar Energy, Inc.	21,560	737,783
Western Alliance Bancorp*	44,759	1,511,064
Western Digital Corp.	62,911	4,933,481
Western Refining, Inc.	65,952	2,876,826
Western Union Co. (The)(a)	131,330	2,669,939
WEX, Inc.*	8,346	951,194
Whirlpool Corp.	35,360	6,119,048
Williams-Sonoma, Inc.	17,217	1,416,443
Wintrust Financial Corp.	43,866	2,341,567
Xcel Energy, Inc.	69,350	2,231,683
Xcerra Corp.*	79,400	601,058
Xerox Corp.	216,139	2,299,719
XPO Logistics, Inc.*	26,052	1,177,029
Yahoo!, Inc.*	11,770	462,443
Yum! Brands, Inc.	70,110	6,315,509

		1,707,851,697

TOTAL COMMON STOCKS (cost $2,515,556,027)		2,864,206,375

PREFERRED STOCKS — 0.5%
Brazil — 0.2%
Banco Bradesco SA (PRFC)	184,800	1,693,995
Banco do Estado do Rio Grande do Sul SA (PRFC B)	70,800	204,264
Braskem SA (PRFC A)	79,700	346,321
Cia Energetica de Minas Gerais (PRFC)	14,900	56,502
Cia Energetica de Sao Paulo (PRFC B)	52,300	329,198
Itau Unibanco Holding SA (PRFC)	155,468	1,712,643
Itausa — Investimentos Itau SA (PRFC)	149,677	429,423
Petroleo Brasileiro SA (PRFC)*	288,600	1,182,581
Vale SA (PRFC), ADR	70,664	356,853

		6,311,780

Colombia
Banco Davivienda SA (PRFC)	78,346	792,116

Germany — 0.3%
Fuchs Petrolub SE (PRFC)	47,377	2,003,237
Volkswagen AG (PRFC)	47,148	10,942,071

		12,945,308

PREFERRED STOCKS (continued)	Shares	Value (Note 2)
South Korea
Samsung Electronics Co. Ltd. (PRFC)	856	$760,745

TOTAL PREFERRED STOCKS (cost $22,790,838)		20,809,949

	Units
RIGHTS*
United States
Safeway Casa Ley CVR, expiring 01/30/19	82,430	3,685
Safeway PDC CVR, expiring 01/30/17	82,430	12,415

TOTAL RIGHTS (cost $87,681)		16,100

	Shares
UNAFFILIATED MUTUAL FUND
Chemtrade Logistics Income Fund (cost $338,448)	17,630	286,540

Interest Rate	Maturity Date		Principal Amount (000)#
CORPORATE BONDS — 10.6%
Australia
BHP Billiton Finance USA Ltd.,
Gtd. Notes
1.625%	02/24/17		1,000	1,009,044

Belgium — 0.1%
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
2.500%	07/15/22		2,000	1,923,354
5.375%	01/15/20		1,000	1,127,909
Delhaize Group SA,
Gtd. Notes
5.700%	10/01/40		1,000	1,014,902

				4,066,165

Brazil — 0.1%
Vale Overseas Ltd.,
Gtd. Notes
4.375%	01/11/22	(a)	2,000	1,953,904

Canada — 0.3%
Barrick Gold Corp.,
Sr. Unsec’d. Notes
4.100%	05/01/23		1,000	974,374
Barrick North America Finance LLC,
Gtd. Notes
4.400%	05/30/21		2,000	2,043,016
Royal Bank of Canada,
Sr. Unsec’d. Notes, MTN
1.500%	01/16/18		3,000	3,001,041
Suncor Energy, Inc.,
Sr. Unsec’d. Notes
6.500%	06/15/38		2,000	2,436,814

SEE NOTES TO FINANCIAL STATEMENTS.

A283

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Canada (continued)
Teck Resources Ltd.,
Gtd. Notes
2.500%	02/01/18		3,000	$2,934,360
TransCanada PipeLines Ltd.,
Sr. Unsec’d. Notes
3.800%	10/01/20		2,000	2,118,620
7.625%	01/15/39		1,000	1,314,848

				14,823,073

China
CNOOC Curtis Funding No 1 Pty Ltd.,
Gtd. Notes, 144A
4.500%	10/03/23		1,200	1,260,940

France — 0.3%
BPCE SA,
Sub. Notes, 144A
5.150%	07/21/24		1,300	1,320,751
Credit Agricole SA,
Sr. Unsec’d. Notes, 144A
2.500%	04/15/19	(a)	4,000	4,010,452
Electricite de France SA,
Jr. Sub. Notes, 144A
5.625%(c)	12/29/49		1,500	1,525,500
Orange SA,
Sr. Unsec’d. Notes
2.750%	09/14/16		3,000	3,054,294
Total Capital International SA,
Gtd. Notes
2.875%	02/17/22		3,000	2,996,991

				12,907,988

Germany — 0.2%
Bayer US Finance LLC,
Gtd. Notes, 144A
3.000%	10/08/21		2,500	2,518,190
Daimler Finance North America LLC,
Gtd. Notes, 144A
1.650%	05/18/18		3,000	2,983,641
2.250%	09/03/19		4,000	3,972,156
Deutsche Telekom International Finance BV,
Gtd. Notes
5.750%	03/23/16		950	982,031

				10,456,018

Israel — 0.1%
Teva Pharmaceutical Finance IV LLC,
Gtd. Notes
2.250%	03/18/20		2,000	1,964,662

Japan — 0.1%
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
1.250%	10/05/17		2,000	2,005,098

Luxembourg
SES Global Americas Holdings GP,
Gtd. Notes, 144A
2.500%	03/25/19		1,600	1,594,229

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Mexico — 0.2%
America Movil SAB de CV,
Gtd. Notes
2.375%	09/08/16	5,000	$5,063,100
Petroleos Mexicanos,
Gtd. Notes
3.500%	07/18/18	1,500	1,546,050
4.875%	01/24/22	1,800	1,871,766
Gtd. Notes, 144A
3.500%	07/23/20	1,350	1,364,823

			9,845,739

Netherlands — 0.2%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
Gtd. Notes
3.950%	11/09/22	3,000	2,999,598
4.625%	12/01/23	3,000	3,095,124
Koninklijke Philips NV,
Sr. Unsec’d. Notes
5.750%	03/11/18	2,000	2,196,060
Shell International Finance BV,
Gtd. Notes
6.375%	12/15/38	2,000	2,514,828

			10,805,610

New Zealand — 0.1%
ANZ New Zealand International Ltd.,
Gtd. Notes, 144A
1.400%	04/27/17	3,000	3,003,420

Spain — 0.1%
Telefonica Emisiones SAU,
Gtd. Notes
3.992%	02/16/16	4,000	4,068,764
7.045%	06/20/36	1,000	1,228,142

			5,296,906

Switzerland — 0.3%
Credit Suisse,
Sr. Unsec’d. Notes
5.300%	08/13/19	3,000	3,341,037
Glencore Finance Canada Ltd.,
Gtd. Notes, 144A
3.600%	01/15/17	2,500	2,566,060
4.250%	10/25/22	1,000	982,609
Glencore Funding LLC,
Gtd. Notes, 144A
3.125%	04/29/19	3,000	3,025,500
UBS AG,
Sr. Unsec’d. Notes
5.750%	04/25/18	2,900	3,212,823
Sub. Notes, MTN
5.875%	07/15/16	2,000	2,088,114

			15,216,143

United Kingdom — 0.7%
Anglo American Capital PLC,
Gtd. Notes, 144A
2.625%	04/03/17	3,000	3,016,599
3.625%	05/14/20	4,000	4,000,460

SEE NOTES TO FINANCIAL STATEMENTS.

A284

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United Kingdom (continued)
AstraZeneca PLC,
Sr. Unsec’d. Notes
6.450%	09/15/37		1,000	$1,272,926
Barclays Bank PLC,
Sr. Unsec’d. Notes
2.500%	02/20/19		5,000	5,033,350
BAT International Finance PLC,
Gtd. Notes, 144A
3.500%	06/15/22		4,000	4,036,468
Diageo Capital PLC,
Gtd. Notes
3.875%	04/29/43		1,000	887,773
GlaxoSmithKline Capital, Inc.,
Gtd. Notes
6.375%	05/15/38		2,000	2,517,392
HSBC Holdings PLC,
Sub. Notes
6.500%	09/15/37		4,000	4,826,888
Rio Tinto Finance USA Ltd.,
Gtd. Notes
5.200%	11/02/40		2,000	2,038,596
Royal Bank of Scotland PLC (The),
Gtd. Notes
4.375%	03/16/16		3,000	3,066,261
Standard Chartered PLC,
Sub. Notes, 144A
5.200%	01/26/24	(a)	3,000	3,141,237

				33,837,950

United States — 7.8%
21st Century Fox America, Inc.,
Gtd. Notes
3.700%	09/15/24		1,500	1,511,201
6.200%	12/15/34		2,000	2,321,188
ACE INA Holdings, Inc.,
Gtd. Notes
3.350%	05/15/24		3,000	3,004,152
Actavis Funding SCS,
Gtd. Notes
3.800%	03/15/25		1,250	1,227,903
Altria Group, Inc.,
Gtd. Notes
4.500%	05/02/43		1,000	926,178
4.750%	05/05/21		3,000	3,250,962
American International Group, Inc.,
Sr. Unsec’d. Notes
4.500%	07/16/44		1,000	951,245
Amgen, Inc.,
Sr. Unsec’d. Notes
2.500%	11/15/16		3,000	3,056,055
3.875%	11/15/21		3,000	3,146,097
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
5.950%	09/15/16		2,000	2,109,828
Apple, Inc.,
Sr. Unsec’d. Notes
2.500%	02/09/25		3,000	2,813,100
2.700%	05/13/22	(a)	3,000	2,969,349
3.850%	05/04/43		2,000	1,820,360

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
AT&T, Inc.,
Sr. Unsec’d. Notes
2.400%	08/15/16	3,000	$3,041,271
4.500%	05/15/35	3,000	2,757,861
5.350%	09/01/40	3,000	2,953,551
5.800%	02/15/19	2,000	2,236,096
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN
5.625%	07/01/20	3,000	3,381,174
6.400%	08/28/17	3,000	3,289,314
Sub. Notes, MTN
4.200%	08/26/24	1,600	1,596,147
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes
3.550%	09/23/21	2,000	2,089,514
Sr. Unsec’d. Notes, MTN
2.300%	07/28/16	2,000	2,035,644
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
4.500%	02/11/43	2,000	2,005,148
Boeing Co. (The),
Sr. Unsec’d. Notes
2.500%	03/01/25	1,000	950,133
4.875%	02/15/20	3,000	3,384,873
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
1.750%	03/01/19	2,000	1,994,592
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.400%	03/15/42	2,000	1,921,394
5.650%	05/01/17	3,000	3,233,571
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
2.050%	08/01/16	2,000	2,026,464
CBS Corp.,
Gtd. Notes
4.850%	07/01/42	1,000	921,203
Chevron Corp.,
Sr. Unsec’d. Notes
1.365%	03/02/18	1,350	1,349,434
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
4.450%	01/15/20	3,000	3,280,176
Citigroup, Inc.,
Sr. Unsec’d. Notes
1.350%	03/10/17	5,000	4,997,925
Colgate-Palmolive Co.,
Sr. Unsec’d. Notes, MTN
1.750%	03/15/19	4,000	3,993,916
Comcast Corp.,
Gtd. Notes
6.450%	03/15/37	2,000	2,471,590
ConocoPhillips,
Gtd. Notes
6.500%	02/01/39	2,000	2,482,084
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
5.700%	06/15/40	2,000	2,316,708

SEE NOTES TO FINANCIAL STATEMENTS.

A285

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
CSX Corp.,
Sr. Unsec’d. Notes
3.400%	08/01/24	3,000	$3,001,935
3.950%	05/01/50	3,000	2,625,519
CVS Health Corp.,
Sr. Unsec’d. Notes
4.000%	12/05/23	3,000	3,098,964
Deere & Co.,
Sr. Unsec’d. Notes
2.600%	06/08/22	1,000	983,983
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
3.500%	03/01/16	2,000	2,031,158
6.375%	03/01/41	2,000	2,151,390
Discovery Communications LLC,
Gtd. Notes
3.450%	03/15/25	3,000	2,815,032
6.350%	06/01/40	1,000	1,098,095
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
7.375%	11/01/29	3,000	3,781,812
DTE Energy Co.,
Sr. Unsec’d. Notes
3.850%	12/01/23	3,000	3,112,452
Duke Energy Carolinas LLC,
Sr. Unsec’d. Notes
6.100%	06/01/37	1,500	1,826,460
Duke Energy Corp.,
Sr. Unsec’d. Notes
1.625%	08/15/17	3,000	3,011,178
3.050%	08/15/22	1,000	991,675
Eli Lilly & Co.,
Sr. Unsec’d. Notes
2.750%	06/01/25	3,000	2,898,180
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
2.500%	06/15/18	4,000	4,006,096
Enterprise Products Operating LLC,
Gtd. Notes
3.200%	02/01/16	2,000	2,024,372
4.450%	02/15/43	2,000	1,807,536
Exelon Corp.,
Sr. Unsec’d. Notes
3.950%	06/15/25	2,000	2,011,800
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
4.000%	10/01/20	2,000	2,086,634
4.250%	06/15/22	2,000	2,047,192
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
2.709%	03/06/25	5,000	4,855,430
FedEx Corp.,
Gtd. Notes
3.200%	02/01/25	2,000	1,948,110
4.100%	04/15/43	1,500	1,347,511
Florida Power & Light Co.,
First Mortgage
3.800%	12/15/42	3,000	2,799,333

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.375%	01/16/18		2,000	$2,018,592
3.000%	06/12/17		4,000	4,091,560
General Electric Capital Corp.,
Gtd. Notes
5.300%	02/11/21		3,000	3,373,296
Gtd. Notes, MTN
5.625%	05/01/18		3,000	3,320,469
5.875%	01/14/38		2,000	2,392,060
General Mills, Inc.,
Sr. Unsec’d. Notes
3.650%	02/15/24		1,500	1,535,715
Georgia Power Co.,
Sr. Unsec’d. Notes
2.850%	05/15/22		3,000	2,943,264
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.900%	07/19/18	(a)	1,000	1,023,528
5.250%	07/27/21		3,000	3,331,554
6.150%	04/01/18		4,000	4,447,520
6.250%	02/01/41		1,500	1,775,319
Google, Inc.,
Sr. Unsec’d. Notes
3.375%	02/25/24		3,000	3,078,867
Halliburton Co.,
Sr. Unsec’d. Notes
3.250%	11/15/21		2,000	2,051,174
Health Care REIT, Inc.,
Sr. Unsec’d. Notes
2.250%	03/15/18		2,000	2,014,798
Hewlett-Packard Co.,
Sr. Unsec’d. Notes
2.600%	09/15/17		2,000	2,036,166
4.650%	12/09/21		1,000	1,061,419
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
5.875%	12/16/36		2,000	2,407,240
Honeywell International, Inc.,
Sr. Unsec’d. Notes
5.000%	02/15/19		1,000	1,110,571
Illinois Tool Works, Inc.,
Sr. Unsec’d. Notes
4.875%	09/15/41		2,000	2,137,708
Intel Corp.,
Sr. Unsec’d. Notes
4.800%	10/01/41	(a)	1,000	1,003,140
International Business Machines Corp.,
Sr. Unsec’d. Notes
1.250%	02/06/17		2,000	2,015,400
7.000%	10/30/25		1,000	1,290,623
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
2.300%	09/16/19		4,000	4,026,028
Johnson & Johnson,
Sr. Unsec’d. Notes
4.850%	05/15/41		1,500	1,674,805
5.950%	08/15/37		1,000	1,263,250

SEE NOTES TO FINANCIAL STATEMENTS.

A286

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
4.250%	10/15/20		3,000	$3,207,789
6.000%	01/15/18		3,000	3,304,488
Kellogg Co.,
Sr. Unsec’d. Notes
3.250%	05/21/18		1,000	1,035,424
Kinder Morgan Energy Partners LP,
Gtd. Notes
3.500%	03/01/16		2,000	2,028,816
4.250%	09/01/24	(a)	3,000	2,921,805
Gtd. Notes, MTN
6.950%	01/15/38		1,000	1,074,686
Kroger Co. (The),
Sr. Unsec’d. Notes
4.000%	02/01/24		2,000	2,065,608
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
2.125%	09/15/16		1,000	1,014,637
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
4.650%	04/15/42		2,000	2,061,984
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
4.750%	09/15/44		1,000	912,696
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
2.625%	01/15/22		3,000	2,928,285
Medtronic, Inc.,
Gtd. Notes, 144A
4.375%	03/15/35		3,000	2,976,975
Merck & Co., Inc.,
Gtd. Notes
6.500%	12/01/33		3,000	3,936,102
Sr. Unsec’d. Notes
3.700%	02/10/45		2,000	1,786,736
MetLife, Inc.,
Sr. Unsec’d. Notes
3.000%	03/01/25		4,000	3,827,284
6.750%	06/01/16		3,000	3,156,021
Microsoft Corp.,
Sr. Unsec’d. Notes
3.500%	02/12/35		3,000	2,742,588
4.500%	10/01/40		1,000	1,019,171
Morgan Stanley,
Sr. Unsec’d. Notes
3.800%	04/29/16		3,000	3,066,045
Sr. Unsec’d. Notes, MTN
5.500%	07/28/21		3,000	3,384,267
NBCUniversal Media LLC,
Gtd. Notes
5.150%	04/30/20		2,000	2,246,122
Oracle Corp.,
Sr. Unsec’d. Notes
3.250%	05/15/30		3,000	2,758,704
5.750%	04/15/18		2,000	2,225,166
6.125%	07/08/39		3,000	3,624,405

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
PACCAR Financial Corp.,
Sr. Unsec’d. Notes, MTN
1.450%	03/09/18	2,000	$1,998,632
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
4.500%	12/15/41	3,000	2,957,277
PacifiCorp,
First Mortgage
2.950%	02/01/22	3,000	2,999,706
PepsiCo, Inc.,
Sr. Unsec’d. Notes
3.125%	11/01/20	2,000	2,086,080
5.500%	01/15/40	1,000	1,137,356
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
2.500%	05/16/16	2,200	2,237,699
3.875%	08/21/42	1,000	887,768
PNC Bank NA,
Sub. Notes
2.700%	11/01/22	2,000	1,924,824
Praxair, Inc.,
Sr. Unsec’d. Notes
3.550%	11/07/42	3,000	2,623,347
Pride International, Inc.,
Gtd. Notes
6.875%	08/15/20	2,000	2,287,340
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
5.550%	03/05/37	2,000	2,414,104
Republic Services, Inc.,
Gtd. Notes
3.550%	06/01/22	2,000	2,025,920
Sempra Energy,
Sr. Unsec’d. Notes
4.050%	12/01/23	3,000	3,098,640
Simon Property Group LP,
Sr. Unsec’d. Notes
5.650%	02/01/20	3,000	3,419,022
Stanley Black & Decker, Inc.,
Jr. Sub. Notes
5.750%(c)	12/15/53	2,000	2,155,000
State Street Corp.,
Sr. Sub. Notes
3.100%	05/15/23	2,000	1,959,352
Target Corp.,
Sr. Unsec’d. Notes
2.900%	01/15/22	2,000	2,023,000
Thomson Reuters Corp.,
Sr. Unsec’d. Notes
1.650%	09/29/17	1,750	1,749,428
4.300%	11/23/23	3,000	3,103,767
Time Warner, Inc.,
Gtd. Notes
2.100%	06/01/19	4,000	3,973,720
4.875%	03/15/20	3,000	3,273,633
Travelers Cos., Inc. (The),
Sr. Unsec’d. Notes
5.350%	11/01/40	2,000	2,283,764
Sr. Unsec’d. Notes, MTN

SEE NOTES TO FINANCIAL STATEMENTS.

A287

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
6.250%	06/15/37		2,000	$2,509,582
United Parcel Service, Inc.,
Sr. Unsec’d. Notes
3.125%	01/15/21		3,000	3,124,284
United Technologies Corp.,
Sr. Unsec’d. Notes
4.500%	06/01/42		1,000	1,015,895
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
3.000%	11/01/21		1,000	986,546
3.500%	11/01/21		3,000	3,041,301
3.650%	09/14/18		5,000	5,258,935
3.850%	11/01/42		2,000	1,650,588
Viacom, Inc.,
Sr. Unsec’d. Notes
2.200%	04/01/19		5,000	4,948,150
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
6.000%	05/15/37		1,900	2,307,761
Wachovia Corp.,
Sub. Notes
5.500%	08/01/35		2,000	2,188,962
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
4.500%	11/18/34		2,000	1,880,670
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
6.500%	08/15/37		2,000	2,570,220
Walt Disney Co. (The),
Sr. Unsec’d. Notes, MTN
2.350%	12/01/22		2,000	1,934,768
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.900%	05/01/45		3,000	2,699,859
Sub. Notes
3.450%	02/13/23		3,000	2,983,755
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
7.500%	01/15/31		1,000	1,094,416
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.800%	09/15/41		2,000	2,074,120
Xerox Corp.,
Sr. Unsec’d. Notes
2.750%	03/15/19	(a)	3,000	3,043,050
2.800%	05/15/20		4,000	3,986,992

				366,828,351

TOTAL CORPORATE BONDS (cost $508,263,755)				496,875,240

FOREIGN GOVERNMENT BONDS — 5.0%
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
4.875%	01/22/21		1,700	1,776,500
7.125%	01/20/37		2,600	2,938,000
8.250%	01/20/34		3,300	4,100,250
8.750%	02/04/25		3,000	3,945,000

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.375%	07/12/21	(a)	6,300	$6,589,800
7.375%	03/18/19		2,000	2,316,000
7.375%	09/18/37		5,500	6,778,750
8.125%	05/21/24		3,000	3,844,500
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes, 144A
6.000%	01/26/24		4,000	4,229,008
6.250%	04/27/17		9,200	9,740,500
6.750%	11/05/19		4,200	4,622,604
Ecuador Government International Bond (Ecuador),
Notes, 144A
9.375%	12/15/15		4,500	4,466,250
Sr. Unsec’d. Notes, 144A
10.500%	03/24/20		5,000	5,012,500
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
4.000%	03/25/19		6,000	6,193,800
5.375%	03/25/24		5,700	6,177,375
6.250%	01/29/20		4,400	4,928,000
7.625%	03/29/41		1,200	1,590,168
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, 144A
3.750%	04/25/22		5,800	5,713,000
4.125%	01/15/25	(a)	4,500	4,415,625
5.875%	03/13/20		1,800	2,002,500
7.750%	01/17/38		4,800	6,108,000
8.500%	10/12/35	(a)	6,500	8,775,000
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, 144A
3.875%	10/14/24		1,900	1,786,000
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
3.600%	01/30/25		5,000	4,930,000
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44		4,900	4,655,000
Sr. Unsec’d. Notes
5.125%	01/15/20		3,500	3,858,750
5.750%	10/12/10		1,600	1,572,000
6.050%	01/11/40		3,700	4,199,500
Sr. Unsec’d. Notes, MTN
6.750%	09/27/34	(a)	3,200	4,016,000
8.300%	08/15/31		3,600	5,301,000
Morocco Government International Bond (Morocco),
Sr. Unsec’d. Notes, 144A
4.250%	12/11/22		1,900	1,938,000
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.750%	03/16/25		1,500	1,477,500
8.875%	09/30/27		2,800	3,962,000
9.375%	04/01/29		4,200	6,216,000
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
5.625%	11/18/50		1,100	1,226,500
7.350%	07/21/25		3,900	5,089,500
8.750%	11/21/33		2,500	3,775,000
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
3.950%	01/20/40		3,000	3,030,000

SEE NOTES TO FINANCIAL STATEMENTS.

A288

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
6.375%	10/23/34		3,100	$4,111,375
9.500%	02/02/30		4,000	6,475,000
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A
4.875%	01/22/24		1,000	1,057,500
6.125%	01/22/44		2,400	2,692,800
6.750%	02/07/22		4,400	5,137,000
Russian Foreign Bond — Eurobond (Russia),
Sr. Unsec’d. Notes, 144A
4.500%	04/04/22	(a)	5,400	5,285,250
5.000%	04/29/20	(a)	2,400	2,463,120
5.625%	04/04/42		4,000	3,760,000
12.750%	06/24/28	(a)	1,800	2,818,512
South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
4.665%	01/17/24	(a)	2,500	2,556,250
5.875%	05/30/22	(a)	2,100	2,326,275
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
4.250%	04/14/26		8,500	8,101,860
5.625%	03/30/21		1,900	2,048,010
5.750%	03/22/24		3,600	3,897,000
6.750%	04/03/18		2,000	2,205,468
6.875%	03/17/36		5,800	6,728,000
7.000%	06/05/20		1,900	2,168,782
7.250%	03/05/38		2,000	2,421,508
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.500%	08/14/24	(a)	1,900	1,995,000
Vietnam Government International Bond (Vietnam),
Sr. Unsec’d. Notes, 144A
6.750%	01/29/20		3,000	3,315,000

TOTAL FOREIGN GOVERNMENT BONDS (cost $240,160,645)				234,859,590

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.9%
Federal Home Loan Mortgage Corp.
1.000%	06/29/17	(a)	20,000	20,109,740
Federal National Mortgage Assoc.
1.375%	11/15/16	(a)	23,000	23,270,480

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $43,424,995)				43,380,220

U.S. TREASURY OBLIGATIONS — 11.9%
U.S. Treasury Bonds
3.000%	11/15/44		6,000	5,869,218
3.125%	02/15/43		16,100	16,122,637
4.375%	05/15/41		17,000	21,010,946
4.500%	05/15/38		17,900	22,377,792
5.375%	02/15/31		6,000	8,065,782
6.875%	08/15/25	(a)	11,000	15,568,432
7.625%	11/15/22	(a)	20,000	27,710,940
7.875%(k)	02/15/21		19,000	25,219,536
U.S. Treasury Notes
0.375%	03/15/16		4,000	4,004,688
0.625%	11/30/17		20,100	20,013,630
0.750%	02/28/18		25,000	24,900,400
0.875%	07/31/19		21,000	20,565,237
1.000%	09/30/16-03/31/17		42,300	42,622,265

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. TREASURY OBLIGATIONS (continued)
1.000%(k)	06/30/19	23,000	$22,671,169
1.125%	03/31/20	26,000	25,435,306
1.500%	02/28/19	22,900	23,093,230
1.875%(k)	10/31/17	22,000	22,558,602
2.000%	05/31/21-02/15/23	74,100	74,009,518
2.125%	08/31/20	17,200	17,566,842
2.250%	07/31/18	24,000	24,877,488
2.375%	08/15/24	12,000	12,064,692
2.750%	05/31/17	23,000	23,936,169
3.000%	02/28/17	20,000	20,814,060
3.125%	05/15/19	22,000	23,476,398
4.625%	11/15/16	13,700	14,482,393

TOTAL U.S. TREASURY OBLIGATIONS (cost $561,551,084)			559,037,370

TOTAL LONG-TERM INVESTMENTS (cost $3,892,173,473)			4,219,471,384

	Shares
SHORT-TERM INVESTMENT — 13.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $630,443,393; includes $204,615,297 of cash collateral for securities on loan)(b)(w)(Note 4)	630,443,393	630,443,393

TOTAL INVESTMENTS — 103.5% (cost $4,522,616,866)		4,849,914,777
Liabilities in excess of other assets(x) — (3.5)%		(165,434,277)

NET ASSETS — 100.0%		$4,684,480,500

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $199,640,853; cash collateral of $204,615,297 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2015.

(f)	Indicates a restricted security; the aggregate cost of such securities is $3,877,838. The aggregate value of $3,688,290 is approximately 0.08% of net assets.

(g)	Indicates a security that has been deemed illiquid.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A289

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Futures contracts outstanding at June 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2015	Unrealized Appreciation (Depreciation)(1)
Long Positions:
758	2 Year U.S. Treasury Notes	Sep. 2015	$165,640,500	$165,954,625	$314,125
1,926	5 Year U.S. Treasury Notes	Sep. 2015	229,344,469	229,690,548	346,079
911	10 Year U.S. Treasury Notes	Sep. 2015	115,355,010	114,942,578	(412,432)
408	30 Year U.S. Ultra Treasury Bonds	Sep. 2015	63,711,948	62,857,500	(854,448)
2,820	Euro STOXX Small 200 Index	Sep. 2015	41,416,163	41,577,850	161,687
318	Russell 2000 Mini Index	Sep. 2015	40,586,830	39,762,720	(824,110)
420	SGX CNX Nifty Index	Jul. 2015	7,018,722	7,042,980	24,258

					(1,244,841)

Short Positions:
417	Euro STOXX 50	Sep. 2015	16,215,445	15,973,734	241,711
138	FTSE 100 Index	Sep. 2015	14,460,468	14,081,013	379,455
1,338	Mini MSCI Emerging Markets Index	Sep. 2015	64,909,375	64,183,860	725,515
48	S&P 500 Index	Sep. 2015	25,017,000	24,652,800	364,200

					1,710,881

					$466,040

(1)	Cash of $9,267,258 and U.S. Treasury Obligations with a combined market value of $33,384,380 have been segregated with Goldman Sachs & Co. to cover requirements for open contracts at June 30, 2015.

Forward foreign currency exchange contracts outstanding at June 30, 2015:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Depreciation
Euro,
Expiring 08/12/15	Bank of New York Mellon	EUR	20,000	$22,911,681	$22,310,513	$(601,168)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation
Euro,
Expiring 08/12/15	Bank of New York Mellon	EUR	70,000	$78,255,948	$78,086,793	$169,155
Japanese Yen,
Expiring 08/12/15	State Street Bank	JPY	6,000,000	50,028,767	49,051,166	977,601

				$128,284,715	$127,137,959	1,146,756

						$545,588

Total return swap agreements outstanding at June 30, 2015:

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
UBS AG	11/30/15	53,535	Receive amounts based on market value fluctuation of the UBS FLEXI Index and pay fixed rate of 0.318%	$(271,058)	$—	$(271,058)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.

Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A290

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Argentina	$272,570	$—	$—
Australia	—	34,958,031	—
Austria	—	7,368,616	—
Belgium	—	11,298,820	—
Bermuda	789,605	—	—
Brazil	4,843,386	—	—
Canada	103,834,745	—	—
Chile	1,239,624	—	—
China	769,259	30,377,018	—
Colombia	383,561	—	—
Denmark	4,885,840	36,677,014	—
Finland	—	11,003,140	—
France	13,374,297	87,364,720	—
Germany	3,371,678	107,518,576	—
Hong Kong	5,289,296	11,476,617	691,451
India	1,860,014	—	—
Indonesia	—	3,297,923	—
Ireland	7,260,414	27,089,279	—
Israel	9,314,173	76,540	—
Italy	—	24,628,483	—
Japan	—	129,075,883	—
Malaysia	161,599	2,875,730	7,466
Mexico	4,754,136	—	—
Netherlands	7,090,490	29,986,072	—
New Zealand	—	2,035,152	—
Norway	—	12,220,944	—
Peru	330,630	—	—
Philippines	—	1,840,340	—
Poland	—	1,200,427	—
Portugal	—	2,469,302	—
Puerto Rico	203,663	—	—
Russia	2,849,960	169,119	—
Singapore	1,807,595	5,727,975	—
South Africa	2,104,251	16,506,564	—
South Korea	1,980,614	15,115,549	—
Spain	3,034,764	25,137,752	—
Sweden	2,720,182	53,162,848	—
Switzerland	4,034,396	70,685,091	—
Taiwan	2,776,009	8,928,556	—
Thailand	783,171	766,614	—
Turkey	—	3,626,446	—
United Arab Emirates	259,719	—	—
United Kingdom	9,917,767	178,693,212	—
United States	1,707,851,697	—	—
Preferred Stocks:
Brazil	6,311,780	—	—
Colombia	792,116	—	—
Germany	—	12,945,308	—
South Korea	—	760,745	—
Rights:
United States	—	—	16,100
Unaffiliated Mutual Fund	286,540	—	—
Corporate Bonds	—	496,875,240	—
Foreign Government Bonds	—	234,859,590	—
U.S. Government Agency Obligations	—	43,380,220	—
U.S. Treasury Obligations	—	559,037,370	—
Affiliated Money Market Mutual Fund	630,443,393	—	—
Other Financial Instruments*
Financial Futures Contracts	466,040	—	—
Foreign Forward Currency Contracts	—	545,588	—
Total Return Swaps	—	(271,058)	—

Total	$2,548,448,974	$2,301,491,356	$715,017

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

SEE NOTES TO FINANCIAL STATEMENTS.

A291

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2015 were as follows:

Affiliated Money Market Mutual Fund (4.4% represents investments purchased with collateral from securities on loan)	13.4%
U.S. Treasury Obligations	11.9
Banks	6.5
Foreign Government Bonds	5.0
Pharmaceuticals	4.1
Insurance	3.8
Oil, Gas & Consumable Fuels	3.7
Technology Hardware, Storage & Peripherals	2.5
Media	2.5
Health Care Providers & Services	2.3
Diversified Telecommunication Services	2.3
Software	2.2
Food & Staples Retailing	2.2
IT Services	2.1
Semiconductors & Semiconductor Equipment	2.0
Food Products	2.0
Electric Utilities	1.9
Capital Markets	1.6
Hotels, Restaurants & Leisure	1.5
Biotechnology	1.5
Chemicals	1.4
Specialty Retail	1.4
Road & Rail	1.2
Machinery	1.2
Diversified Financial Services	1.1
Household Durables	1.1
Beverages	1.0
Internet Software & Services	1.0
Multi-Utilities	1.0
Auto Components	1.0
Electronic Equipment, Instruments & Components	0.9
U.S. Government Agency	0.9
Trading Companies & Distributors	0.9
Aerospace & Defense	0.8
Airlines	0.8
Industrial Conglomerates	0.8
Communications Equipment	0.8

Multiline Retail	0.8%
Metals & Mining	0.8
Household Products	0.7
Textiles, Apparel & Luxury Goods	0.7
Health Care Equipment & Supplies	0.7
Automobiles	0.7
Consumer Finance	0.7
Tobacco	0.5
Wireless Telecommunication Services	0.5
Air Freight & Logistics	0.5
Energy Equipment & Services	0.5
Containers & Packaging	0.4
Electrical Equipment	0.4
Paper & Forest Products	0.4
Real Estate Investment Trusts (REITs)	0.3
Commercial Services & Supplies	0.3
Real Estate Management & Development	0.3
Professional Services	0.2
Construction Materials	0.2
Building Products	0.2
Personal Products	0.2
Construction & Engineering	0.2
Gas Utilities	0.1
Marine	0.1
Transportation Infrastructure	0.1
Independent Power & Renewable electricity Producers	0.1
Leisure Products	0.1
Thrifts & Mortgage Finance	0.1
Life Sciences Tools & Services	0.1
Health Care Technology	0.1
Internet & Catalog Retail	0.1
Diversified Consumer Services	0.1

103.5
Liabilities in excess of other assets	(3.5)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are interest rate risk, foreign exchange and equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2015 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$660,204	*	Due from/to broker-variation margin futures	$1,266,880	*
Foreign exchange contracts	Unrealized appreciation on foreign currency forward contracts	1,146,756		Unrealized depreciation on foreign currency forward contracts	601,168
Equity contracts	Unaffiliated investments	16,100		Unrealized depreciation on over-the-counter swap agreements	271,058
Equity contracts	Due from/to broker-variation margin futures	1,896,826	*	Due from/to broker-variation margin futures	824,110	*

Total		$3,719,886			$2,963,216

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A292

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Futures	Swaps	Forward Currency Contracts(2)	Total
Interest rate contracts	$—	$(188,437)	$—	$—	$(188,437)
Foreign exchange contracts	—	—	—	13,989,697	13,989,697
Equity contracts	13,288	(8,636,106)	(2,102,716)	—	(10,725,534)

Total	$13,288	$(8,824,543)	$(2,102,716)	$13,989,697	$3,075,726

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(3)	Futures	Swaps	Forward Currency Contracts(4)	Total
Interest rate contracts	$—	$(2,842,107)	$—	$—	$(2,842,107)
Foreign exchange contracts	—	—	—	(3,693,350)	(3,693,350)
Equity contracts	(66,726)	3,296,065	(193,804)	—	3,035,535

Total	$(66,726)	$453,958	$(193,804)	$(3,693,350)	$(3,499,922)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

(2)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

(4)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

For the six months ended June 30, 2015, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)	Futures Contracts— Short Positions(1)	Forward Foreign Currency Exchange Contracts—Purchased(2)	Forward Foreign Currency Exchange Contracts—Sold(2)	Total Return Swap Agreements(3)
$936,495,268	$164,299,901	$7,637,227	$163,985,556	$25,242

(1)	Value at Trade Date.

(2)	Value at Settlement Date.

(3)	Notional Amount in USD (000).

SEE NOTES TO FINANCIAL STATEMENTS.

A293

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received(3)	Net Amount
Bank of New York Mellon	$169,155	$(169,155)	$—	$—
State Street Bank	977,601	—	—	977,601
UBS AG	—	—	—	—

	$1,146,756

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged(3)	Net Amount
Bank of New York Mellon	$(601,168)	$169,155	$—	$(432,013)
State Street Bank	—	—	—	—
UBS AG	(271,058)	—	370,214	—

	$(872,226)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Amounts shown reflect actual collateral received or pledged by the Portfolio. Such amounts are applied up to 100% of the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A294

AST RCM WORLD TRENDS PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2015

ASSETS:
Investments at value, including securities on loan of $199,640,853:
Unaffiliated investments (cost $3,892,173,473)	$4,219,471,384
Affiliated investments (cost $630,443,393)	630,443,393
Foreign currency, at value (cost $10,436,191)	10,444,654
Deposit with broker	9,267,258
Dividends and interest receivable	16,336,890
Receivable for investments sold	10,235,753
Tax reclaim receivable	4,574,830
Unrealized appreciation on foreign currency forward contracts	1,146,756
Receivable for fund share sold	40
Prepaid expenses	5,420

Total Assets	4,901,926,378

LIABILITIES:
Payable to broker for collateral for securities on loan	204,615,297
Payable for investments purchased	8,697,882
Advisory fees payable	1,481,506
Payable for fund share repurchased	685,137
Unrealized depreciation on foreign currency forward contracts	601,168
Due to broker-variation margin futures	570,454
Accrued expenses and other liabilities	453,195
Unrealized depreciation on over-the-counter swap agreements.	271,058
Distribution fee payable	64,831
Payable to custodian	5,000
Affiliated transfer agent fee payable	350

Total Liabilities	217,445,878

NET ASSETS	$4,684,480,500

Net assets were comprised of:
Paid-in capital	$3,639,792,258
Retained earnings	1,044,688,242

Net assets, June 30, 2015	$4,684,480,500

Net asset value and redemption price per share, $4,684,480,500 / 379,749,054 outstanding shares of beneficial interest	$12.34

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2015

INCOME
Unaffiliated dividend income (net of $2,190,255 foreign withholding tax)	$38,115,061
Interest income	16,674,674
Affiliated income from securities lending, net	548,042
Affiliated dividend income	354,047

55,691,824

EXPENSES
Advisory fees	21,428,169
Distribution fee	2,354,460
Custodian and accounting fees	465,000
Insurance expenses	32,000
Trustees’ fees	24,000
Audit fee	19,000
Legal fees and expenses	9,000
Shareholders’ reports	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Miscellaneous	34,786

Total expenses	24,375,415

NET INVESTMENT INCOME	31,316,409

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	33,920,028
Futures transactions	(8,824,543)
Swap agreements transactions	(2,102,716)
Foreign currency transactions	16,398,305

39,391,074

Net change in unrealized appreciation (depreciation) on:
Investments	36,708,240
Futures	453,958
Swap agreements	(193,804)
Foreign currencies	(3,596,722)

33,371,672

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	72,762,746

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$104,079,155

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2015	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$31,316,409	$55,014,197
Net realized gain on investment and foreign currency transactions	39,391,074	66,555,260
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	33,371,672	99,580,849

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	104,079,155	221,150,306

FUND SHARE TRANSACTIONS:
Fund share sold [2,655,993 and 12,828,534 shares, respectively]	33,129,843	151,517,785
Fund share repurchased [8,704,697 and 14,933,595 shares, respectively]	(107,828,143)	(174,894,137)

NET DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(74,698,300)	(23,376,352)

TOTAL INCREASE IN NET ASSETS	29,380,855	197,773,954
NET ASSETS:
Beginning of period	4,655,099,645	4,457,325,691

End of period	$4,684,480,500	$4,655,099,645

SEE NOTES TO FINANCIAL STATEMENTS.

A295

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

LONG-TERM INVESTMENTS — 62.5%
COMMON STOCKS — 26.9%	Shares	Value (Note 2)
Australia — 0.9%
Acrux Ltd.(a)	118,762	$77,834
Adelaide Brighton Ltd.	183,683	609,951
Ausdrill Ltd.(a)	170,325	51,205
Beach Energy Ltd.	410,937	332,733
BHP Billiton Ltd.	131,037	2,673,005
BHP Billiton PLC.	401,722	7,898,483
Brambles Ltd.	665,975	5,432,844
BWP Trust, REIT	181,248	427,263
Cabcharge Australia Ltd.(a)	97,616	275,498
Cardno Ltd.(a)	47,923	119,477
carsales.com Ltd.	81,192	637,069
Coca-Cola Amatil Ltd.	43,668	308,032
Collection House Ltd.	167,838	289,033
Commonwealth Bank of Australia	24,346	1,596,539
Decmil Group Ltd.	86,190	77,145
Downer EDI Ltd.	78,132	287,584
Fleetwood Corp. Ltd.	24,599	25,990
Flight Centre Travel Group Ltd.(a)	25,984	682,935
Independence Group NL	226,262	727,933
JB Hi-Fi Ltd.	39,326	590,407
M2 Group Ltd.	116,676	962,103
MACA Ltd.	178,796	104,152
Medusa Mining Ltd.*	327,310	212,053
Metcash Ltd.(a)	565,846	481,460
Mirvac Group, REIT	203,668	290,162
Monadelphous Group Ltd.	37,336	269,266
Myer Holdings Ltd.(a)	180,863	170,308
National Australia Bank Ltd.	70,630	1,814,069
NRW Holdings Ltd.	77,988	11,102
Orica Ltd.	21,989	360,947
OZ Minerals Ltd.	136,355	418,142
Programmed Maintenance Services Ltd.	54,249	120,500
RCR Tomlinson Ltd.	69,790	92,632
Resolute Mining Ltd.*	229,480	54,468
Sandfire Resources NL	73,337	324,779
South32 Ltd., (ASE)*	495,667	684,554
South32 Ltd., (XLON)*	576,560	779,086
Spark Infrastructure Group	225,152	339,052
Telstra Corp. Ltd.	1,145,650	5,421,854
Thorn Group Ltd.	100,550	203,757
Western Areas Ltd.	21,481	53,436
Westpac Banking Corp.	68,234	1,688,250
Woodside Petroleum Ltd.	115,457	3,046,532
Woolworths Ltd.	135,138	2,808,072
WorleyParsons Ltd.	68,964	553,698

		44,385,394

Austria
Mayr Melnhof Karton AG	1,365	154,232
Oesterreichische Post AG	23,124	1,063,805
Raiffeisen Bank International AG*(a)	19,397	282,251

		1,500,288

Belgium — 0.4%
Ageas	57,064	2,201,724
AGFA-Gevaert NV*	244,977	682,783
Anheuser-Busch InBev NV	24,819	2,986,736
Barco NV	3,481	223,068
Colruyt SA	36,906	1,655,531

COMMON STOCKS (continued)	Shares	Value (Note 2)
Belgium (continued)
Groupe Bruxelles Lambert SA	5,887	$474,710
KBC Groep NV	67,992	4,558,069
Proximus SA	49,923	1,766,626
Sofina SA	2,395	267,274
UCB SA	67,102	4,824,995

		19,641,516

Brazil — 0.1%
Ambev SA	115,400	707,447
Cia Energetica de Minas Gerais, ADR	136,598	520,438
Eternit SA	39,000	35,499
Grupo BTG Pactual, UTS	13,300	122,472
QGEP Participacoes SA	45,700	100,540
Tractebel Energia SA	62,600	682,155
Transmissora Alianca de Energia Eletrica SA, UTS	74,900	496,266
Vale SA	85,900	507,261

		3,172,078

Cambodia
NagaCorp Ltd.	528,000	388,723

Canada — 0.6%
Amerigo Resources Ltd.*	61,000	21,489
Bank of Montreal	12,900	764,395
Bank of Nova Scotia (The)	27,400	1,414,314
BCE, Inc.	39,433	1,675,192
Canadian Imperial Bank of Commerce	19,514	1,439,099
Centerra Gold, Inc.	94,100	534,916
Corus Entertainment, Inc. (Class B Stock)	56,300	751,418
Dominion Diamond Corp.	34,900	488,991
Finning International, Inc.	36,200	680,815
Genworth MI Canada, Inc.(a)	54,100	1,420,721
IAMGOLD Corp.*	96,500	193,155
Medical Facilities Corp.	82,200	997,062
Nevsun Resources Ltd.	106,800	401,890
North West Co., Inc. (The)	8,400	166,520
Potash Corp. of Saskatchewan, Inc.	16,800	520,275
Power Corp. of Canada	32,413	828,880
Rogers Communications, Inc. (Class B Stock)	107,053	3,796,996
Royal Bank of Canada	24,660	1,508,031
Shaw Communications, Inc. (Class B Stock)	19,700	429,015
Teck Resources Ltd. (Class B Stock)	95,400	945,598
Toronto-Dominion Bank (The)	200,271	8,504,702
Transcontinental, Inc. (Class A Stock)	50,300	619,789

		28,103,263

Chile
Administradora de Fondos de Pensiones Habitat SA	203,366	272,680
Inversiones Aguas Metropolitanas SA	158,731	241,100

		513,780

China — 0.5%
361 Degrees International Ltd.	478,000	157,746
Alibaba Group Holding Ltd., ADR*	51,943	4,273,351
Anhui Conch Cement Co. Ltd. (Class H Stock)	58,500	204,969
Bank of China Ltd. (Class H Stock)	2,051,000	1,331,061
Baoye Group Co. Ltd. (Class H Stock)	296,000	226,824

SEE NOTES TO FINANCIAL STATEMENTS.

A296

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
China (continued)
Brilliance China Automotive Holdings Ltd.	2,672,000	$4,164,305
China BlueChemical Ltd. (Class H Stock)	734,000	267,749
China Child Care Corp. Ltd.	239,000	41,279
China Construction Bank Corp. (Class H Stock)	1,267,000	1,155,702
China Lilang Ltd.	165,000	188,847
China Lumena New Materials Corp.*	1,222,000	1,576
China Mobile Ltd.	79,500	1,017,116
China Shenhua Energy Co. Ltd. (Class H Stock)	39,000	88,820
China Shineway Pharmaceutical Group Ltd.	267,000	398,549
China Taifeng Beddings Holdings Ltd.*	242,000	26,974
CNOOC Ltd. (Class H Stock)	682,000	967,402
Dongfeng Motor Group Co. Ltd. (Class H Stock)	368,000	493,004
Guangdong Investment Ltd.	906,000	1,267,806
Industrial & Commercial Bank of China Ltd. (Class H Stock)	1,583,000	1,256,152
Jiangsu Expressway Co. Ltd. (Class H Stock)	486,000	637,593
Mindray Medical International Ltd., ADR	25,400	723,900
Pacific Online Ltd.	279,000	122,279
Peak Sport Products Co. Ltd.	416,000	101,430
Qingling Motors Co. Ltd. (Class H Stock)	298,000	100,339
Shenguan Holdings Group Ltd.	696,000	178,567
Yangzijiang Shipbuilding Holdings Ltd.	2,041,600	2,144,325
Yuexiu Transport Infrastructure Ltd.	186,000	133,794

		21,671,459

Colombia
Ecopetrol SA, ADR	36,300	481,338

Cyprus
Globaltrans Investment PLC, GDR*	38,511	182,927

Czech Republic
CEZ A/S	54,741	1,270,996
Komercni Banka A/S	1,484	328,970

		1,599,966

Denmark
A.P. Moeller-Maersk A/S (Class B Stock)	627	1,133,642
Royal Unibrew A/S	13,129	448,736

		1,582,378

Finland — 0.4%
Fortum OYJ	101,963	1,811,372
F-Secure OYJ	157,752	552,232
Kone OYJ (Class B Stock)	48,851	1,982,868
Nokia OYJ	925,167	6,306,844
Nokian Renkaat OYJ	45,870	1,437,129
Orion OYJ (Class B Stock)	64,947	2,274,992
Ramirent OYJ	50,232	366,806
Sampo OYJ (Class A Stock)	45,774	2,157,195
Tieto OYJ	32,580	760,678
Tikkurila OYJ	46,381	922,268
UPM-Kymmene OYJ	23,968	424,136

		18,996,520

France — 1.2%
Accor SA	77,285	3,911,413
Altamir	5,758	66,903

COMMON STOCKS (continued)	Shares	Value (Note 2)
France (continued)
AXA SA	55,718	$1,412,557
BNP Paribas SA	9,594	582,191
Christian Dior SE	4,322	846,115
Cie Generale des Etablissements Michelin	15,380	1,618,346
CNP Assurances	39,040	653,404
Colas SA	272	40,482
Credit Agricole SA	28,654	427,804
Edenred	52,651	1,300,944
Essilor International SA	61,955	7,422,256
Euler Hermes Group	6,721	675,726
Eutelsat Communications SA	23,809	769,109
Imerys SA	3,233	248,014
Legrand SA	25,353	1,426,918
LVMH Moet Hennessy Louis Vuitton SE	3,805	668,960
Metropole Television SA	75,039	1,461,399
Neopost SA	21,076	906,852
Peugeot SA*	35,472	731,499
Plastic Omnium SA	30,560	781,791
Publicis Groupe SA	10,863	805,200
Safran SA	150,042	10,196,785
Sanofi	103,536	10,242,831
Schneider Electric SE	11,087	767,655
Societe Generale SA	26,728	1,254,182
Technicolor SA	64,864	424,228
Technip SA	12,239	758,503
Total Gabon	73	20,652
TOTAL SA	48,804	2,393,888
UBISOFT Entertainment*	36,583	654,058
Valeo SA	5,863	927,429
Vinci SA	26,529	1,539,685
Vivendi SA	38,353	972,504

		56,910,283

Germany — 1.5%
Allianz SE	7,110	1,108,815
Amadeus Fire AG	562	50,151
Aurubis AG	7,671	450,654
BASF SE	29,063	2,557,344
Bayerische Motoren Werke AG	51,999	5,694,655
Bijou Brigitte AG	2,078	130,220
Cewe Stiftung & Co. KGAA	1,338	74,866
Commerzbank AG*	21,089	269,594
Continental AG	33,069	7,830,007
Deutsche Bank AG	157,987	4,750,159
Deutsche Euroshop AG	10,097	443,525
Deutsche Lufthansa AG*	126,159	1,627,711
Duerr AG	1,526	142,151
E.ON SE	163,922	2,185,817
Fresenius Medical Care AG & Co. KGaA	101,870	8,433,458
GEA Group AG	163,453	7,292,138
HeidelbergCement AG	67,434	5,344,618
Hochtief AG	8,786	681,093
HUGO BOSS AG	6,862	767,147
Muenchener Rueckversicherungs- Gesellschaft AG	13,291	2,356,424
Pfeiffer Vacuum Technology AG	5,589	498,066
ProSiebenSat.1 Media AG	37,824	1,868,287
RTL Group SA	11,485	1,038,248
RWE AG	65,681	1,412,695
SAP SE	107,761	7,551,507

SEE NOTES TO FINANCIAL STATEMENTS.

A297

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Germany (continued)
Siemens AG	24,490	$2,477,693
Software AG	37,232	1,020,250
Stada Arzneimittel AG	63,233	2,132,985
Takkt AG	38,450	703,210
Talanx AG	12,031	369,273
Wincor Nixdorf AG	17,757	697,934

		71,960,695

Greece
JUMBO SA	15,749	116,749
Metka SA	11,104	91,064

		207,813

Guernsey
Tetragon Financial Group Ltd.	36,245	362,450

Hong Kong — 0.9%
AIA Group Ltd.	1,586,200	10,371,620
Allied Properties HK Ltd.	354,000	102,297
Asian Citrus Holdings Ltd.*	568,376	110,516
Belle International Holdings Ltd.	503,000	579,470
BOC Hong Kong Holdings Ltd.	355,500	1,479,609
Champion REIT, REIT	482,000	264,892
CK Hutchison Holdings Ltd.	51,000	749,801
CLP Holdings Ltd.	163,500	1,389,595
Dah Sing Banking Group Ltd.	352,000	769,297
Dah Sing Financial Holdings Ltd.	91,200	597,774
Dan Form Holdings Co. Ltd.	367,000	75,753
Dickson Concepts International Ltd.	63,500	25,871
Emperor Entertainment Hotel Ltd.	105,000	24,111
Emperor International Holdings Ltd.	736,000	172,643
First Pacific Co. Ltd.	44,000	37,123
Giordano International Ltd.	1,106,000	597,834
Great Eagle Holdings Ltd.	60,097	223,813
Hang Seng Bank Ltd.	25,700	501,946
Henderson Land Development Co. Ltd.	93,170	636,905
Hongkong & Shanghai Hotels (The)	84,500	117,198
Hongkong Land Holdings Ltd.	104,000	863,200
Hopewell Holdings Ltd.	153,000	560,170
Huabao International Holdings Ltd.	554,000	333,059
Hysan Development Co. Ltd.	159,000	688,546
Jardine Strategic Holdings Ltd.	184,999	5,599,920
Johnson Electric Holdings Ltd.	166,000	534,360
Kerry Properties Ltd.	148,500	582,092
Kowloon Development Co. Ltd.	113,000	142,563
Lai Sun Development Co. Ltd.	2,336,000	56,053
Lifestyle International Holdings Ltd.	320,000	593,636
New World Development Co. Ltd.	227,000	296,609
Pacific Textile Holdings Ltd.	441,000	704,321
PCCW Ltd.	374,000	223,075
Power Assets Holdings Ltd.	198,000	1,805,245
Real Nutriceutical Group Ltd.	808,000	241,487
Regal Hotels International Holdings Ltd.	78,000	48,978
Sa Sa International Holdings Ltd.	758,000	410,312
Sands China Ltd.	120,800	405,985
Sino Land Co. Ltd.	394,000	657,632
Sitoy Group Holdings Ltd.	184,000	122,247
SJM Holdings Ltd.	779,000	842,296
SmarTone Telecommunications Holdings Ltd.	321,500	560,805
Soundwill Holdings Ltd.	28,000	52,015

COMMON STOCKS (continued)	Shares	Value (Note 2)
Hong Kong (continued)
Sun Hung Kai Properties Ltd.	14,000	$226,559
Sunlight Real Estate Investment Trust, REIT	513,000	261,277
Swire Pacific Ltd. (Class A Stock)	82,000	1,029,672
Swire Properties Ltd.	234,400	747,616
Television Broadcasts Ltd.	88,000	522,218
VTech Holdings Ltd.	50,700	672,408
Wharf Holdings Ltd. (The)	190,000	1,262,653
Wheelock & Co. Ltd.	187,000	954,199
Yue Yuen Industrial Holdings Ltd.	45,500	152,193

		40,981,469

India
Infosys Ltd., ADR	56,200	890,770

Indonesia — 0.1%
Perusahaan Gas Negara Persero Tbk PT	1,875,500	605,801
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	2,059,000	239,647
Telekomunikasi Indonesia Persero Tbk PT	5,037,000	1,104,082
United Tractors Tbk PT	490,900	748,683
Vale Indonesia Tbk PT	833,100	168,924

		2,867,137

Ireland — 0.2%
Experian PLC	50,306	914,979
Kerry Group PLC (Class A Stock)	73,565	5,457,122
Ryanair Holdings PLC	93,178	1,232,183

		7,604,284

Israel — 0.3%
Babylon Ltd.	11,989	6,226
Bank Hapoalim BM	147,950	796,260
Bank Leumi Le-Israel BM*	182,721	772,088
Bezeq Israeli Telecommunication Corp. Ltd.	567,837	967,011
Cellcom Israel Ltd.*	19,557	78,087
Check Point Software Technologies Ltd.*(a)	90,247	7,179,149
Delek Automotive Systems Ltd.	53,042	593,111
First International Bank of Israel Ltd.	9,796	139,546
Israel Chemicals Ltd.	68,163	476,080
Israel Discount Bank Ltd. (Class A Stock)*	284,024	544,758
Ituran Location and Control Ltd.	19,971	492,511
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	5,184	225,788
Teva Pharmaceutical Industries Ltd., ADR	16,600	981,060
Union Bank of Israel*	10,655	40,316

		13,291,991

Italy — 0.4%
Assicurazioni Generali SpA	97,073	1,749,626
ASTM SpA	38,866	511,744
Atlantia SpA	26,348	651,005
Banca Popolare dell’Etruria e del Lazio SC*(a)	59,346	19,299
Banca Popolare di Milano Scarl	316,025	333,290
Danieli & C Officine Meccaniche SpA	10,005	203,358
Engineering SpA	1,304	83,314
Eni SpA	178,332	3,167,471
Intesa Sanpaolo SpA	2,169,025	7,876,798
Mediobanca SpA	106,198	1,041,237
Recordati SpA	109,101	2,288,227
Reply SpA	5,020	512,677

SEE NOTES TO FINANCIAL STATEMENTS.

A298

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Italy (continued)
Societa Iniziative Autostradali e Servizi SpA	50,207	$535,892

		18,973,938

Japan — 3.7%
77 Bank Ltd. (The)	49,000	298,728
ADEKA Corp.	12,500	173,358
Aichi Bank Ltd. (The)	700	39,398
Aichi Steel Corp.	27,000	120,643
Aisan Industry Co. Ltd.	12,700	119,113
Aisin Seiki Co. Ltd.	138,900	5,905,926
Alpine Electronics, Inc.	10,400	200,315
Amano Corp.	41,400	541,035
Amiyaki Tei Co. Ltd.	4,900	197,765
Amuse, Inc.	10,300	351,849
ANA Holdings, Inc.	796,000	2,158,219
Arcs Co. Ltd.	9,800	213,430
Asahi Broadcasting Corp.	14,300	115,446
Asahi Holdings, Inc.	25,200	429,061
Asahi Kasei Corp.	120,000	984,310
Asante, Inc.	24,300	302,193
Asax Co. Ltd.	13,300	171,817
Astellas Pharma, Inc.	308,500	4,394,843
Atsugi Co. Ltd.	74,000	70,105
Awa Bank Ltd. (The)	98,000	624,040
Bank of Iwate Ltd. (The)	1,100	49,509
Bank of Kochi Ltd. (The)	66,000	91,587
Bank of Kyoto Ltd. (The)	18,000	207,057
BML, Inc.	37,800	1,182,106
Bridgestone Corp.	214,800	7,939,565
Brother Industries Ltd.	33,800	478,153
Bunka Shutter Co. Ltd.	26,000	205,023
Canon, Inc.	138,200	4,482,984
Central Japan Railway Co.	7,400	1,335,364
Chiba Bank Ltd. (The)	59,000	449,273
Chiba Kogyo Bank Ltd. (The)	5,500	41,563
Chiyoda Integre Co. Ltd.	5,400	150,554
Chori Co. Ltd.	8,000	126,888
Chudenko Corp.	16,900	324,347
Chugoku Bank Ltd. (The)	18,000	283,713
Chugoku Marine Paints Ltd.	14,000	103,962
Cleanup Corp.	7,400	53,913
Comture Corp.	10,200	190,951
Corona Corp.	11,200	109,085
Dai Nippon Printing Co. Ltd.	116,000	1,196,987
Daicel Corp.	8,000	102,658
Daihatsu Diesel Manufacturing Co. Ltd.	19,000	105,865
Daihatsu Motor Co. Ltd.	56,000	797,058
Daiichikosho Co. Ltd.	30,300	1,066,396
Daikin Industries Ltd.	84,100	6,045,813
Daikoku Denki Co. Ltd.	4,100	58,210
Dainichi Co. Ltd.	6,700	42,631
Daishi Bank Ltd. (The)	67,000	282,775
Daishinku Corp.	14,000	34,163
Daiwa Industries Ltd.	34,000	223,749
DeNA Co. Ltd.	12,900	253,520
Doshisha Co. Ltd.	12,400	219,878
Dynam Japan Holdings Co. Ltd.	283,800	414,783
Eighteenth Bank Ltd. (The)	43,000	131,748
Elecom Co. Ltd.	19,900	488,579
en-japan, Inc.	24,200	433,894

COMMON STOCKS (continued)	Shares	Value (Note 2)
Japan (continued)
FamilyMart Co. Ltd.	24,600	$1,131,235
Fuji Kiko Co. Ltd.	37,000	200,918
Fuji Kosan Co. Ltd.	8,900	41,729
FUJIFILM Holdings Corp.	28,700	1,024,246
Fujikura Kasei Co. Ltd.	8,100	38,333
Fujimori Kogyo Co. Ltd.	6,600	199,422
Fujishoji Co. Ltd.	10,700	126,839
Fujitsu General Ltd.	45,000	576,629
Fukushima Industries Corp.	18,900	346,092
Funai Electric Co. Ltd.	6,800	75,630
Fuyo General Lease Co. Ltd.	4,800	204,948
Gendai Agency, Inc.	9,600	53,411
Gree, Inc.	45,000	262,787
Gunma Bank Ltd. (The)	50,000	368,918
Gunze Ltd.	46,000	125,820
Hachijuni Bank Ltd. (The)	77,000	580,583
Hamakyorex Co. Ltd.	1,900	75,997
Hankyu Hanshin Holdings, Inc.	123,000	726,065
Happinet Corp.	18,600	195,168
Haseko Corp.	38,000	447,606
Hazama Ando Corp.	53,100	287,487
Heiwa Corp.	35,700	710,649
Higo Bank Ltd. (The)	71,000	461,985
HI-LEX Corp.	7,100	233,217
Hirano Tecseed Co. Ltd.	4,800	34,287
Hitachi Construction Machinery Co. Ltd.	81,800	1,431,948
Hokkoku Bank Ltd. (The)	30,000	109,965
Hosiden Corp.	7,500	45,906
Hyakugo Bank Ltd. (The)	50,000	247,750
Hyakujushi Bank Ltd. (The)	50,000	178,699
Ichirokudo Co. Ltd.	7,500	27,326
Imasen Electric Industrial	2,000	21,509
Inaba Denki Sangyo Co. Ltd.	17,100	594,867
Infocom Corp.	7,400	77,271
Inpex Corp.	95,700	1,086,286
Intage Holdings, Inc.	4,400	70,134
Isuzu Motors Ltd.	68,900	903,938
ITOCHU Corp.	59,900	791,112
Itochu Enex Co. Ltd.	23,700	227,699
Iwatsu Electric Co. Ltd.*	50,000	38,361
Iyo Bank Ltd. (The)	51,700	634,718
J Trust Co. Ltd.	15,500	146,277
Japan Digital Laboratory Co. Ltd.	26,700	373,049
Japan Foundation Engineering Co. Ltd.	15,500	52,715
Japan Petroleum Exploration Co. Ltd.	27,900	887,221
Juroku Bank Ltd. (The)	67,000	273,979
JX Holdings, Inc.	86,500	372,932
Kagoshima Bank Ltd. (The)	79,000	570,657
Kanematsu Corp.	209,000	365,799
Kanematsu Electronics Ltd.	6,000	99,469
Kato Sangyo Co. Ltd.	9,500	222,302
Kawagishi Bridge Works Co. Ltd.	9,000	32,538
KDDI Corp.	163,500	3,945,574
Keihin Corp.	15,700	224,957
Keiyo Bank Ltd. (The)	63,000	330,998
Kimoto Co. Ltd.	17,200	39,749
Konaka Co. Ltd.	4,900	29,015
Konishi Co. Ltd.	22,500	425,621
Kubota Corp.	532,000	8,435,595
Kuroda Electric Co. Ltd.	15,900	295,902

SEE NOTES TO FINANCIAL STATEMENTS.

A299

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Japan (continued)
Kyowa Exeo Corp.	29,000	$337,462
Lawson, Inc.	50,200	3,435,247
Lintec Corp.	27,600	631,080
Maeda Road Construction Co. Ltd.	37,000	680,779
Marubeni Corp.	318,100	1,825,466
MCUBS MidCity Investment Corp., REIT	28	85,654
Meiko Network Japan Co. Ltd.	5,600	66,049
Miraca Holdings, Inc.	51,800	2,588,145
Mirait Holdings Corp.	32,300	376,404
Miroku Jyoho Service Co. Ltd.	3,900	25,159
Mitani Corp.	5,200	123,218
Mitsubishi Motors Corp.	107,000	909,931
Mitsubishi UFJ Financial Group, Inc.	153,500	1,104,351
Mitsuboshi Belting Co. Ltd.	7,000	55,463
Mitsui & Co. Ltd.	35,900	487,742
Mixi, Inc.	4,500	223,258
Mizuho Financial Group, Inc.	208,900	452,004
MTI Ltd.	53,900	353,607
Musashino Bank Ltd. (The)	3,200	126,262
Nabtesco Corp.	189,900	4,763,402
Nagoya Railroad Co. Ltd.	187,000	699,203
Namura Shipbuilding Co. Ltd.	11,500	98,560
Neturen Co. Ltd.	28,500	205,467
Nexon Co. Ltd.	37,900	521,788
NHK Spring Co. Ltd.	73,700	811,464
Nichirin Co. Ltd.	11,880	155,164
NIFTY Corp.	8,900	107,539
Nihon Parkerizing Co. Ltd.	54,500	552,819
Nikon Corp.	19,000	219,577
Nippon Electric Glass Co. Ltd.	136,000	687,750
Nippon Hume Corp.	9,000	61,431
Nippon Pillar Packing Co. Ltd.	24,000	214,894
Nippon Seiki Co. Ltd.	20,000	397,654
Nippon Steel & Sumitomo Metal Corp.	721,000	1,869,448
Nippon Telegraph & Telephone Corp.	115,600	4,186,541
Nippon Yusen KK	610,000	1,698,274
Nishimatsuya Chain Co. Ltd.	56,900	572,456
Nishi-Nippon City Bank Ltd. (The)	54,000	155,585
Nissin Kogyo Co. Ltd.	43,800	722,557
Nittetsu Mining Co. Ltd.	30,000	146,760
Nitto Kogyo Corp.	23,400	526,629
Nittoc Construction Co. Ltd.	14,600	57,499
North Pacific Bank Ltd.	36,900	164,741
NTT DoCoMo, Inc.	150,500	2,889,384
Ogaki Kyoritsu Bank Ltd. (The)	21,000	76,644
Ohara, Inc.	4,200	21,363
Oita Bank Ltd. (The)	52,000	221,559
Okinawa Electric Power Co., Inc. (The)	12,300	307,745
ORIX Corp.	427,700	6,351,123
Otsuka Holdings Co. Ltd.	55,900	1,781,153
Pal Co. Ltd.	5,900	193,738
Rhythm Watch Co. Ltd.	43,000	59,725
Ricoh Leasing Co. Ltd.	8,900	272,761
Riken Corp.	35,000	134,871
Sakai Chemical Industry Co. Ltd.	21,000	75,236
San-A Co. Ltd. (Class A Stock)	5,600	247,837
San-In Godo Bank Ltd. (The)	69,000	665,239
Sankyo Tateyama, Inc.	3,600	60,785
Sanyo Housing Nagoya Co. Ltd.	4,700	47,622
Sekisui Chemical Co. Ltd.	699,000	8,580,949

COMMON STOCKS (continued)	Shares	Value (Note 2)
Japan (continued)
Sekisui Jushi Corp.	21,000	$273,155
Shiga Bank Ltd. (The)	14,000	75,409
Shin-Etsu Polymer Co. Ltd.	111,200	528,949
Showa Corp.	30,700	305,495
Sinko Industries Ltd.	16,700	167,708
Sintokogio Ltd.	5,800	51,367
SMC Corp.	27,800	8,365,552
SNT Corp.	11,900	60,816
Sony Financial Holdings, Inc.	101,900	1,784,147
SRA Holdings, Inc.	5,700	106,189
Sumitomo Bakelite Co. Ltd.	54,000	244,628
Sumitomo Densetsu Co. Ltd.	18,100	260,364
Sumitomo Mitsui Financial Group, Inc.	262,100	11,668,483
Sumitomo Rubber Industries Ltd.	29,000	449,219
T&D Holdings, Inc.	33,000	491,948
Taiheiyo Cement Corp.	538,000	1,573,319
Takamatsu Construction Group Co. Ltd.	6,900	150,629
Taka-Q Ltd.	16,500	28,587
Takara Standard Co. Ltd.	58,000	410,604
Takiron Co. Ltd.	30,000	133,192
TBK Co. Ltd.	17,000	78,167
Techno Medica Co. Ltd.	4,200	98,739
Teikoku Sen-I Co. Ltd.	42,900	610,719
TKC Corp.	5,000	141,941
TOA ROAD Corp.	29,000	112,504
Toagosei Co. Ltd.	50,500	420,821
Tochigi Bank Ltd. (The)	29,000	165,150
Tokai Corp.	6,400	231,744
Tokai Rika Co. Ltd.	28,400	709,367
Token Corp.	8,250	520,811
Tokyo Energy & Systems, Inc.	8,000	81,467
Tomoe Engineering Co. Ltd.	8,800	119,711
TonenGeneral Sekiyu KK	93,000	865,084
Toppan Forms Co. Ltd.	9,700	133,543
Toppan Printing Co. Ltd.	29,000	242,438
Towa Bank Ltd. (The)	51,000	50,002
Toyo Kohan Co. Ltd.	14,000	69,465
Toyo Machinery & Metal Co. Ltd.	11,900	50,517
Toyo Seikan Group Holdings Ltd.	24,800	397,877
Transcosmos, Inc.	12,500	332,504
Trend Micro, Inc.	39,100	1,337,482
TS Tech Co. Ltd.	27,200	727,322
Tsukada Global Holdings, Inc.	30,600	190,954
TV Asahi Holdings Corp.	7,800	130,943
Unipres Corp.	19,100	399,312
Utoc Corp.	15,400	68,714
Vital KSK Holdings, Inc.	5,100	36,986
Wakita & Co. Ltd.	27,000	275,243
Warabeya Nichiyo Co. Ltd.	7,200	173,520
West Japan Railway Co.	33,400	2,136,903
Yamaguchi Financial Group, Inc.	13,000	161,880
Yamanashi Chuo Bank Ltd. (The)	10,000	47,260
Yamazen Corp.	49,900	455,204
Yellow Hat Ltd.	7,600	147,827
Yodogawa Steel Works Ltd.	11,000	47,975
Yuasa Trading Co. Ltd.	4,000	95,663

		173,725,473

Kazakhstan
KCell JSC, GDR	36,870	320,230

SEE NOTES TO FINANCIAL STATEMENTS.

SEE NOTES TO FINANCIAL STATEMENTS.

A300

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Liechtenstein
VP Bank AG	458	$40,047

Luxembourg — 0.1%
ArcelorMittal	211,929	2,058,176
Millicom International Cellular SA, SDR	10,941	807,117
SES SA	29,058	976,874
Tenaris SA	59,940	808,488

		4,650,655

Malaysia
British American Tobacco Malaysia Bhd	18,200	298,791
KLCCP Stapled Group, REIT	145,700	268,771

		567,562

Mexico — 0.1%
Grupo Financiero Banorte SAB de CV (Class O Stock)	428,033	2,353,467
Industrias Bachoco SAB de CV, ADR	1,100	59,521

		2,412,988

Netherlands — 0.5%
Akzo Nobel NV	61,156	4,464,951
Arcadis NV	28,477	783,221
Atrium European Real Estate Ltd.*	6,865	31,616
Boskalis Westminster NV	18,781	921,917
Brunel International NV	25,555	506,030
Koninklijke Ahold NV	103,012	1,933,813
NN Group NV	58,147	1,637,555
Royal Dutch Shell PLC (Class A Stock), (XEQT)	321,987	9,157,290
Royal Dutch Shell PLC (Class A Stock), (XLON)	56,196	1,588,885
Wolters Kluwer NV	17,683	526,314

		21,551,592

New Zealand
Goodman Property Trust, REIT	191,064	152,754
Skellerup Holdings Ltd.	27,563	24,279
SKY Network Television Ltd.	155,948	634,869
Spark New Zealand Ltd.	101,609	192,322
Trade Me Group Ltd.	155,103	356,323

		1,360,547

Norway — 0.5%
Aker Solutions Holding ASA	131,151	735,490
Atea ASA	13,053	116,538
DNB ASA	341,832	5,692,739
Kongsberg Gruppen ASA	32,591	607,893
Kvaerner ASA	206,946	130,126
Salmar ASA	44,312	649,908
Statoil ASA	477,538	8,539,817
Telenor ASA	111,646	2,447,823
TGS Nopec Geophysical Co. ASA	34,067	795,839
Tomra Systems ASA	71,675	655,917
Yara International ASA	46,123	2,403,383

		22,775,473

Philippines
Manila Water Co., Inc.	155,300	82,489
Nickel Asia Corp.	934,200	479,968

COMMON STOCKS (continued)	Shares	Value (Note 2)
Philippines (continued)
Philippine Long Distance Telephone Co., ADR	5,100	$317,730

		880,187

Poland
KGHM Polska Miedz SA	20,689	586,024
Polskie Gornictwo Naftowe i Gazownictwo SA	782,819	1,374,443

		1,960,467

Portugal
EDP – Energias de Portugal SA	318,616	1,213,928
Portucel SA	92,527	356,980
REN – Redes Energeticas Nacionais SGPS SA	70,940	198,589
Semapa-Sociedade de Investimento e Gestao, SA	8,149	110,018

		1,879,515

Russia — 0.1%
CTC Media, Inc.	43,000	97,610
Gazprom OAO, ADR	85,919	452,793
Lukoil OAO, ADR	17,772	798,141
MegaFon PJSC, GDR	13,964	193,751
MMC Norilsk Nickel OJSC, ADR	78,743	1,334,694
Mobile TeleSystems OJSC, ADR	76,800	751,104
Polyus Gold International Ltd.	20,432	56,426
Surgutneftegas OAO, ADR	202,319	1,191,659
Tatneft OAO, ADR	19,000	607,620

		5,483,798

Singapore — 0.4%
Boustead Projects Pte Ltd.*	46,200	30,701
Boustead Singapore Ltd.	154,000	142,926
Cache Logistics Trust, REIT	687,000	588,987
CapitaLand Retail China Trust, REIT	189,000	244,170
China Merchants Holdings Pacific Ltd.	226,800	176,690
DBS Group Holdings Ltd.	607,138	9,315,715
Frasers Centrepoint Trust, REIT	197,800	302,447
Frasers Commercial Trust, REIT	39,000	44,271
Haw Par Corp. Ltd.	6,600	44,152
Hong Fok Corp. Ltd.	124,000	77,755
Jardine Cycle & Carriage Ltd.	14,000	343,706
Mapletree Industrial Trust, REIT	437,000	506,223
Mapletree Logistics Trust, REIT	627,900	526,805
Metro Holdings Ltd.	90,000	65,820
SATS Ltd.	368,000	1,008,219
Singapore Press Holdings Ltd.	186,000	563,152
Singapore Telecommunications Ltd.	845,000	2,637,008
UMS Holdings Ltd.	130,000	51,105
UOL Group Ltd.	109,000	559,472
Wilmar International Ltd.	286,400	697,065

		17,926,389

South Africa — 0.2%
Aeci Ltd.	16,944	158,772
Bidvest Group Ltd. (The)	36,882	933,234
Kumba Iron Ore Ltd.	18,553	230,130
Lewis Group Ltd.	30,628	248,201
Liberty Holdings Ltd.	59,413	708,942
Life Healthcare Group Holdings Ltd.	319,222	983,882

SEE NOTES TO FINANCIAL STATEMENTS.

A301

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
South Africa (continued)
MMI Holdings Ltd.	122,711	$304,105
MTN Group Ltd.	139,554	2,621,406
Peregrine Holdings Ltd.	31,140	78,911
Sasol Ltd.	49,643	1,838,267
Sibanye Gold Ltd.	152,637	244,435
Truworths International Ltd.	67,863	477,552
Vodacom Group Ltd.	139,850	1,594,847
Wilson Bayly Holmes-Ovcon Ltd.	14,421	117,350

		10,540,034

South Korea — 0.1%
Dongil Industries Co. Ltd.	1,090	72,702
Dongyang E&P, Inc.	8,974	97,242
Global & Yuasa Battery Co. Ltd.	4,039	138,502
GS Home Shopping, Inc.	871	163,839
Hanmi Semiconductor Co. Ltd.	11,818	146,531
Hyundai Home Shopping Network Corp.	1,639	179,997
Hyundai Hy Communications & Networks Co. Ltd.	8,180	32,193
KB Financial Group, Inc.	18,628	615,244
Kia Motors Corp.	16,845	683,401
KT&G Corp.	5,284	449,551
Samsung Electronics Co. Ltd.	1,096	1,243,506
Woori Bank	31,794	278,857

		4,101,565

Spain — 0.4%
Abertis Infraestructuras SA	99,889	1,640,393
Almirall SA	48,113	953,650
Banco Bilbao Vizcaya Argentaria SA	584,982	5,764,395
Baron de Ley*	1,114	110,161
Cia de Distribucion Integral Logista Holdings SA*	32,000	635,020
Duro Felguera SA	82,594	336,183
Faes Farma SA	43,681	112,775
Gas Natural SDG SA	31,025	704,494
Grupo Catalana Occidente SA	12,024	374,131
Mapfre SA	268,540	928,104
Telefonica SA	382,855	5,453,931

		17,013,237

Sweden — 0.5%
Alfa Laval AB	106,143	1,868,220
Assa Abloy AB	170,298	3,205,998
Atlas Copco AB (Class A Stock)	24,486	685,077
Boliden AB	48,987	893,067
Clas Ohlson AB (Class B Stock)	34,190	600,089
Electrolux AB (Class B Stock)	24,395	764,372
Industrivarden AB (Class C Stock)	83,952	1,582,121
Intrum Justitia AB	46,665	1,413,161
Investment AB Kinnevik (Class B Stock)	27,205	860,491
Investment AB Oresund	1,969	37,754
Investor AB (Class B Stock)	120,462	4,491,509
JM AB	20,275	552,588
Medivir AB (Class B Stock)*	23,733	201,119
Nolato AB (Class B Stock)	13,693	312,688
SKF AB (Class B Stock)	45,759	1,044,130
Swedish Match AB	24,896	707,809
Telefonaktiebolaget LM Ericsson (Class B Stock)	90,307	940,560

COMMON STOCKS (continued)	Shares	Value (Note 2)
Sweden (continued)
TeliaSonera AB	584,200	$3,443,121
Tethys Oil AB	29,452	197,275
Trelleborg AB (Class B Stock)	33,788	624,832

		24,425,981

Switzerland — 1.4%
Alpiq Holding AG*	818	71,568
APG SGA SA	1,220	499,118
Autoneum Holding AG*	2,388	472,116
Baloise Holding AG	11,743	1,431,834
BB Biotech AG*	5,623	1,668,574
Bucher Industries AG	3,008	748,327
Cie Financiere Richemont SA	8,508	691,512
Coltene Holding AG	3,617	267,904
Credit Suisse Group AG*	210,362	5,803,360
Helvetia Holding AG	1,415	808,807
Implenia AG	7,976	445,693
Inficon Holding AG*	594	202,987
Logitech International SA	32,639	478,263
Lonza Group AG*	48,497	6,482,361
Metall Zug AG (Class B Stock)	57	155,407
Nestle SA	189,651	13,683,439
Novartis AG	4,623	454,720
Pargesa Holding SA	8,230	554,162
Roche Holding AG	52,830	14,813,084
SGS SA	1,071	1,953,070
Sika AG	628	2,214,884
Swatch Group AG (The), (XBRN)	1,830	713,111
Swatch Group AG (The), (XSWX)	7,941	596,490
Swiss Prime Site AG*	11,778	893,790
Swiss Re AG	18,062	1,598,898
Swisscom AG	5,296	2,968,127
UBS Group AG*	32,462	688,729
Vaudoise Assurances Holding SA (Class B Stock)	506	284,133
Zurich Insurance Group AG*	9,667	2,942,922

		64,587,390

Taiwan — 0.3%
104 Corp.	14,000	66,330
Chimei Materials Technology Corp.	179,000	156,029
China Life Insurance Co. Ltd.	175,000	179,063
Cyberlink Corp.	29,680	78,499
Draytek Corp.	51,000	47,108
DYNACOLOR, Inc.	41,000	66,550
Everlight Electronics Co. Ltd.	196,000	375,757
Formosan Rubber Group, Inc.	92,000	86,601
Foxconn Technology Co. Ltd.	69,000	250,349
Grape King Bio Ltd.	65,000	414,867
Greatek Electronics, Inc.	315,000	368,975
Holtek Semiconductor, Inc.	67,000	107,106
KD Holding Corp.	9,000	49,416
Lite-On Technology Corp.	126,630	148,566
Lumax International Corp. Ltd.	97,000	172,541
MediaTek, Inc.	38,000	519,444
New Era Electronics Co. Ltd.	56,000	44,976
Novatek Microelectronics Corp.	97,000	467,868
Pegatron Corp.	33,000	96,556
Phison Electronics Corp.	28,000	242,373
Polytronics Technology Corp.	24,000	59,673

SEE NOTES TO FINANCIAL STATEMENTS.

A302

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Taiwan (continued)
Realtek Semiconductor Corp.	186,730	$478,552
Sigurd Microelectronics Corp.	120,000	108,470
Simplo Technology Co. Ltd.	122,000	564,284
Sirtec International Co. Ltd.	49,000	93,698
Sonix Technology Co. Ltd.	160,000	219,044
Taiwan Semiconductor Manufacturing Co. Ltd.	1,832,000	8,333,071
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	68,000	1,544,280
Test Research, Inc.	229,000	503,395
Transcend Information, Inc.	133,000	489,405
United Integrated Services Co. Ltd.	85,000	91,891

		16,424,737

Thailand — 0.1%
Bangkok Bank PCL, NVDR	102,300	538,016
Delta Electronics Thailand PCL, NVDR	147,100	393,269
Hana Microelectronics PCL, NVDR*	243,700	291,634
PTT Exploration & Production PCL, NVDR	390,700	1,256,732
PTT PCL, NVDR	82,500	874,447
Thai Beverage PCL	1,240,000	704,333
TTW PCL, NVDR	334,700	111,822

		4,170,253

Turkey — 0.1%
Adana Cimento Sanayii TAS (Class C Stock)	186,638	47,354
Akcansa Cimento A/S	13,832	82,577
Enka Insaat ve Sanayi A/S	444,526	845,651
Eregli Demir ve Celik Fabrikalari TAS	279,323	451,907
Gubre Fabrikalari TAS*	149,510	396,149
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A/S*	57,371	61,864
Koza Altin Isletmeleri A/S	40,641	429,990
Koza Anadolu Metal Madencilik Isletmeleri A/S*	181,159	184,954
Soda Sanayii A/S	100,725	218,730
TAV Havalimanlari Holding A/S	37,996	322,568
Turk Hava Yollari AO*	—	1
Turk Telekomunikasyon A/S	111,434	293,127
Turkcell Iletisim Hizmet A/S	165,244	760,215

		4,095,087

United Kingdom — 3.6%
Admiral Group PLC	57,112	1,244,480
Alent PLC	154,321	892,471
Amlin PLC	163,059	1,220,012
Anglo American PLC, (XJSE)	28,843	419,816
Anglo American PLC, (XLON)	62,541	903,489
Ashmore Group PLC(a)	195,970	890,655
AstraZeneca PLC	48,657	3,079,494
BAE Systems PLC	173,327	1,228,088
Barclays PLC	1,150,325	4,714,749
Beazley PLC	258,792	1,202,776
Bellway PLC	14,740	549,046
Berendsen PLC	24,917	398,866
Berkeley Group Holdings PLC	17,447	916,815
BP PLC	423,487	2,810,530
British American Tobacco PLC	17,537	944,230
Brown (N) Group PLC	82,141	442,109

COMMON STOCKS (continued)	Shares	Value (Note 2)
United Kingdom (continued)
BT Group PLC	1,014,345	$7,182,880
Cairn Energy PLC*	156,356	416,437
Capita PLC	503,794	9,788,971
Carillion PLC	87,590	470,214
Centrica PLC	259,085	1,075,062
Chesnara PLC	109,079	557,015
Clarkson PLC	1,865	80,204
Compass Group PLC	107,406	1,776,393
Dart Group PLC	91,632	568,705
Debenhams PLC	113,570	159,201
Diageo PLC	251,894	7,294,751
Diploma PLC	11,871	150,710
Dunelm Group PLC	18,454	262,556
Electrocomponents PLC	55,035	182,831
Fenner PLC	88,571	288,392
Galliford Try PLC	15,633	427,151
Gem Diamonds Ltd.	33,876	77,313
GlaxoSmithKline PLC	184,712	3,840,498
Go-Ahead Group PLC	17,763	735,196
Highland Gold Mining Ltd.	271,325	209,961
Home Retail Group PLC	241,428	641,087
HSBC Holdings PLC, (QMTF)	1,247,877	11,173,936
HSBC Holdings PLC, (XHKG)	96,800	868,997
Hunting PLC	31,983	306,543
Imperial Tobacco Group PLC	119,094	5,735,796
Indivior PLC*	391,480	1,382,765
Intertek Group PLC	20,948	805,445
ITE Group PLC	225,557	606,031
James Halstead PLC	42,812	270,417
John Wood Group PLC	61,884	626,309
Kcom Group PLC	597,320	877,528
Keller Group PLC	33,461	537,824
Lancashire Holdings Ltd.	56,813	549,999
Legal & General Group PLC	918,649	3,591,953
Lloyds Banking Group PLC	4,996,473	6,706,221
Millennium & Copthorne Hotels PLC	47,587	429,183
Mitie Group PLC	37,179	184,110
Moneysupermarket.com Group PLC	177,088	808,703
National Grid PLC	129,827	1,670,971
Next PLC	19,691	2,304,659
Novae Group PLC	5,534	61,736
PayPoint PLC	13,661	212,047
Phoenix Group Holdings	45,447	585,733
Playtech PLC	65,028	836,189
Premier Farnell PLC	78,473	213,186
Prudential PLC	398,361	9,600,263
QinetiQ Group PLC	269,335	948,289
Reckitt Benckiser Group PLC	97,122	8,375,198
Reed Elsevier NV	98,131	2,334,119
Reed Elsevier PLC	116,669	1,895,939
Rio Tinto Ltd.	52,320	2,164,312
Rio Tinto PLC	40,477	1,664,929
Rolls-Royce Holdings PLC*	80,804	1,103,715
Rolls-Royce Holdings PLC (Class C Stock)*	11,393,364	17,902
Rotork PLC	235,920	862,418
Royal Bank of Scotland Group PLC*	387,251	2,141,296
Royal Mail PLC	157,579	1,273,942
Sage Group PLC (The)	157,987	1,271,712
Severn Trent PLC	27,924	912,449
Sky PLC	78,471	1,278,099

SEE NOTES TO FINANCIAL STATEMENTS.

A303

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
United Kingdom (continued)
Smiths Group PLC	55,729	$987,827
Soco International PLC	234,309	647,024
Spectris PLC	33,078	1,095,914
SSE PLC	69,910	1,687,225
Stagecoach Group PLC	164,214	1,041,883
Subsea 7 SA*	82,882	810,695
Ultra Electronics Holdings PLC	24,583	684,422
Unilever NV, CVA	54,558	2,281,028
Unilever PLC	63,623	2,731,901
Vodafone Group PLC	2,506,831	9,144,600
Weir Group PLC (The)	41,772	1,113,309
WH Smith PLC	25,449	610,309
William Hill PLC	218,113	1,381,611
WM Morrison Supermarkets PLC	650,232	1,845,851
WPP PLC	279,683	6,277,777
WS Atkins PLC	38,274	910,916
Zytronic PLC	10,311	44,553

		168,530,862

United States — 7.3%
Accenture PLC (Class A Stock)	120,518	11,663,732
ACE Ltd.	16,352	1,662,671
Activision Blizzard, Inc.	246,680	5,972,123
AES Corp.	39,997	530,363
AmerisourceBergen Corp.	19,079	2,028,861
Apple, Inc.	96,594	12,115,302
Archer-Daniels-Midland Co.	37,585	1,812,349
AutoZone, Inc.*	3,318	2,212,774
Axis Capital Holdings Ltd.	34,541	1,843,453
Ball Corp.	32,300	2,265,845
Baxter International, Inc.	26,025	1,819,928
Bunge Ltd.	21,175	1,859,165
CA, Inc.	176,302	5,163,886
Carnival PLC	79,620	4,064,568
CenturyLink, Inc.	43,454	1,276,679
Chubb Corp. (The)	18,227	1,734,117
Cisco Systems, Inc.	433,707	11,909,594
Clorox Co. (The)	18,137	1,886,611
Colgate-Palmolive Co.	27,688	1,811,072
Computer Sciences Corp.	95,325	6,257,133
Consolidated Edison, Inc.	26,603	1,539,782
Corning, Inc.	449,052	8,859,796
Deere & Co.	20,589	1,998,162
DENTSPLY International, Inc.	37,001	1,907,402
Dr. Pepper Snapple Group, Inc.	24,854	1,811,857
eBay, Inc.*	205,601	12,385,404
Eli Lilly & Co.	25,827	2,156,296
EMC Corp.	398,771	10,523,567
Entergy Corp.	22,509	1,586,885
Fidelity National Information Services, Inc.	98,331	6,076,856
Fiserv, Inc.*	86,150	7,135,805
Flextronics International Ltd.*	315,644	3,569,934
General Dynamics Corp.	12,853	1,821,142
General Mills, Inc.	33,368	1,859,265
Genuine Parts Co.	9,544	854,474
Google, Inc. (Class A Stock)*	22,969	12,404,179
Harris Corp.	53,581	4,120,915
Hess Corp.	24,919	1,666,583
Hewlett-Packard Co.	400,223	12,010,692
Intel Corp.	437,755	13,314,318

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
International Business Machines Corp.	85,373	$13,886,772
International Paper Co.	37,721	1,795,142
Johnson & Johnson	16,684	1,626,023
Kellogg Co.	27,161	1,702,995
Kimberly-Clark Corp.	17,594	1,864,436
Liberty Media Corp. (Class A Stock)*	52,151	1,879,522
Marvell Technology Group Ltd.	276,782	3,649,371
Maxim Integrated Products, Inc.	132,315	4,574,791
McDonald’s Corp.	17,456	1,659,542
Mettler-Toledo International, Inc.*	5,804	1,981,834
Micron Technology, Inc.*	286,430	5,396,341
Microsoft Corp.	268,268	11,844,032
NetApp, Inc.	141,665	4,470,947
New York Community Bancorp, Inc.(a)	110,995	2,040,088
Nuance Communications, Inc.*	200,355	3,508,216
NVIDIA Corp.	227,424	4,573,497
Omnicom Group, Inc.	24,782	1,722,101
PartnerRe Ltd.	14,946	1,920,561
Paychex, Inc.	42,209	1,978,758
PepsiCo, Inc.	20,818	1,943,152
Pfizer, Inc.	61,029	2,046,302
Philip Morris International, Inc.	19,984	1,602,117
Plum Creek Timber Co., Inc., REIT	44,969	1,824,392
Praxair, Inc.	14,108	1,686,611
Procter & Gamble Co. (The)	20,422	1,597,817
Public Storage, REIT	10,020	1,847,387
Seagate Technology PLC(a)	109,325	5,192,938
Southern Co. (The)	44,784	1,876,450
Symantec Corp.	243,269	5,656,004
Synopsys, Inc.*	82,078	4,157,251
Texas Instruments, Inc.	200,873	10,346,968
Torchmark Corp.	33,475	1,948,915
Total System Services, Inc.	98,329	4,107,202
U.S. Bancorp	40,366	1,751,884
Varian Medical Systems, Inc.*	21,656	1,826,250
Verizon Communications, Inc.	37,812	1,762,417
VMware, Inc. (Class A Stock)*	102,321	8,773,003
Voya Financial, Inc.	43,590	2,025,627
Wal-Mart Stores, Inc.	23,391	1,659,124
Waste Management, Inc.	43,860	2,032,911
Wells Fargo & Co.	33,968	1,910,360
Western Digital Corp.	69,115	5,419,998
Western Union Co. (The)	226,769	4,610,214
Xerox Corp.	618,312	6,578,840

		343,752,643

TOTAL COMMON STOCKS (cost $1,260,680,564)		1,269,447,172

EXCHANGE TRADED FUNDS — 9.6%
iShares Core S&P 500 ETF	1,283,602	265,988,006
iShares Core U.S. Aggregate Bond ETF	215,556	23,448,182
iShares MSCI South Korea Capped ETF	420,246	23,159,757
SPDR S&P 500 ETF Trust(a)	677,745	139,513,808

TOTAL EXCHANGE TRADED FUNDS (cost $340,511,433)		452,109,753

PREFERRED STOCKS — 0.1%
Brazil — 0.1%
AES Tiete SA (PRFC)	69,900	390,294

SEE NOTES TO FINANCIAL STATEMENTS.

A304

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

PREFERRED STOCKS (continued)	Shares	Value (Note 2)
Brazil (continued)
Banco do Estado do Rio Grande do Sul SA (PRFC B)	78,200	$225,613
Itausa – Investimentos Itau SA (PRFC)	171,886	493,140
Vale SA (PRFC)	98,000	493,609
Vale SA (PRFC), ADR	93,800	473,690

		2,076,346

Germany
KSB AG (PRFC)	248	115,611
STO SE & Co. KGaA (PRFC)	6,054	950,303

		1,065,914

TOTAL PREFERRED STOCKS (cost $4,947,690)		3,142,260

	Units
RIGHTS*
Singapore
Jardine Cycle & Carriage Ltd., expiring 07/15/15 (cost $0)	1,556	8,161

	Shares
UNAFFILIATED MUTUAL FUNDS — 6.3%
Aston Montag & Caldwell Growth Fund (Institutional Shares)*	2,457,546	64,658,025
HICL Infrastructure Co. Ltd.	502,475	1,215,844
T. Rowe Price Value Fund (Retail Shares)	6,562,538	230,148,211

TOTAL UNAFFILIATED MUTUAL FUNDS (cost $240,342,845)		296,022,080

	Units
WARRANTS* — 0.1%
Hong Kong
Sun Hung Kai Properties Ltd., expiring 04/22/16.	8,000	28,433

India — 0.1%
Idea Cellular Ltd., expiring 03/13/17	2,537,486	7,000,924

TOTAL WARRANTS (cost $4,694,275)		7,029,357

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 4.2%
Non-Residential Mortgage-Backed Securities — 4.2%
American Credit Acceptance Receivables Trust,
Series 2013-1, Class A, 144A
1.450%	04/16/18	201	201,192
American Express Credit Account Master Trust,
Series 2014-1, Class A
0.552%(c)	12/15/21	4,440	4,435,067
American Express Issuance Trust II,
Series 2013-2, Class A
0.612%(c)	08/15/19	1,619	1,623,715

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Non-Residential Mortgage-Backed Securities (continued)
AmeriCredit Automobile Receivables Trust,
Series 2013-1, Class C
1.570%	01/08/19	610	$610,919
Series 2013-5, Class C
2.290%	11/08/19	4,095	4,143,628
Series 2014-1, Class C
2.150%	03/09/20	3,000	3,008,658
Series 2014-2, Class C
2.180%	06/08/20	2,400	2,400,221
ARL Second LLC,
Series 2014-1A, Class A2, 144A
3.970%	06/15/44	4,220	4,248,493
BA Credit Card Trust,
Series 2014-A3, Class A
0.472%(c)	01/15/20	4,125	4,122,397
Barclays Dryrock Issuance Trust,
Series 2014-1, Class A
0.542%(c)	12/16/19	1,280	1,280,004
Series 2014-2, Class A
0.526%(c)	03/16/20	3,880	3,879,274
Cabela’s Credit Card Master Note Trust,
Series 2011-4A, Class A1, 144A
1.900%	10/15/19	4,550	4,605,769
CarFinance Capital Auto Trust,
Series 2013-2A, Class A, 144A
1.750%	11/15/17	186	185,946
Series 2015-1A, Class A, 144A
1.750%	06/15/21	1,833	1,834,096
Chase Issuance Trust,
Series 2012-A2, Class A2
0.456%(c)	05/15/19	2,430	2,427,699
Chrysler Capital Auto Receivables Trust,
Series 2014-AA, Class D, 144A
2.640%	07/15/21	4,780	4,747,941
CIT Equipment Collateral,
Series 2014-VT1, Class A3, 144A
1.500%	10/21/19	5,390	5,394,986
Citibank Credit Card Issuance Trust,
Series 2014-A7, Class A7
0.387%(c)	08/24/18	3,985	3,980,820
CLI Funding V LLC,
Series 2013-1A, Class NOTE, 144A
2.830%	03/18/28	1,035	1,028,408
Series 2013-2A, Class NOTE, 144A
3.220%	06/18/28	1,464	1,470,859
Series 2014-1A, Class A, 144A
3.290%	06/18/29	2,193	2,199,459
Series 2014-2A, Class A, 144A
3.380%	10/18/29	1,885	1,895,182
Consumer Credit Origination Loan Trust,
Series 2015-1, Class A, 144A
2.820%	03/15/21	1,163	1,169,664
CPS Auto Receivables Trust,
Series 2014-C, Class A, 144A
1.310%	02/15/19	3,010	3,009,447
Cronos Containers Program I Ltd. (Bermuda),
Series 2013-1A, Class A, 144A
3.080%	04/18/28	1,363	1,350,392
Series 2014-2A, Class A, 144A

SEE NOTES TO FINANCIAL STATEMENTS.

A305

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Non-Residential Mortgage-Backed Securities (continued)
3.270%	11/18/29	664	$666,780
DT Auto Owner Trust,
Series 2014-2A, Class C, 144A
2.460%	01/15/20	2,715	2,722,993
ECAF I Ltd.,
Series 2015-1A, Class A1, 144A
3.473%	06/15/40	7,190	7,190,000
Element Rail Leasing II LLC (Canada),
Series 2015-1A, Class A2, 144A
3.585%	02/19/45	5,795	5,743,025
Exeter Automobile Receivables Trust,
Series 2014-1A, Class A, 144A
1.290%	05/15/18	810	810,954
Series 2014-2A, Class A, 144A
1.060%	08/15/18	223	222,434
Flagship Credit Auto Trust,
Series 2013-1, Class A, 144A
1.320%	04/16/18	927	927,563
Series 2013-2, Class A, 144A
1.940%	01/15/19	848	852,037
Series 2014-1, Class B, 144A
2.550%	02/18/20	960	964,086
Ford Credit Auto Owner Trust,
Series 2015-1, Class A, 144A
2.120%	07/15/26	8,095	8,099,161
Global SC Finance II SRL (Barbados),
Series 2013-1A, Class A, 144A
2.980%	04/17/28	4,120	4,106,934
Series 2014-1A, Class A1, 144A
3.190%	07/17/29	2,080	2,076,090
Nissan Master Owner Trust Receivables,
Series 2013-A, Class A
0.482%(c)	02/15/18	4,655	4,655,000
OnDeck Asset Securitization Trust,
Series 2014-1A, Class A, 144A
3.150%	05/17/18	3,075	3,083,844
OneMain Financial Issuance Trust,
Series 2014-1A, Class A, 144A
2.430%	06/18/24	5,130	5,158,728
Series 2014-2A, Class A, 144A
2.470%	09/18/24	2,620	2,633,912
Series 2015-1A, Class A, 144A
3.190%	03/18/26	2,915	2,956,422
Series 2015-2A, Class A, 144A
2.570%	07/18/25	5,800	5,804,408
Prestige Auto Receivables Trust,
Series 2014-1A, Class B, 144A
1.910%	04/15/20	1,830	1,832,826
Santander Drive Auto Receivables Trust,
Series 2013-3, Class C
1.810%	04/15/19	1,355	1,361,404
Series 2013-4, Class C
3.250%	01/15/20	5,555	5,685,454
Series 2013-5, Class C
2.250%	06/17/19	5,030	5,090,757
Series 2014-1, Class C
2.360%	04/15/20	4,935	4,968,662
Series 2014-2, Class C
2.330%	11/15/19	3,010	3,047,851

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Non-Residential Mortgage-Backed Securities (continued)
Series 2014-3, Class C
2.130%	08/17/20	4,385	$4,421,974
SpringCastle America Funding LLC,
Series 2014-AA, Class A, 144A
2.700%	05/25/23	3,362	3,383,073
Series 2014-AA, Class B, 144A
4.610%	10/25/27	3,390	3,467,038
Springleaf Funding Trust,
Series 2015-AA, Class A, 144A
3.160%	11/15/24	4,460	4,512,909
Store Master Funding I LLC,
Series 2015-1A, Class A1, 144A
3.750%	04/20/45	3,247	3,199,575
Synchrony Credit Card Master Note Trust,
Series 2014-1, Class A
1.610%	11/15/20	5,955	5,975,205
TAL Advantage V LLC,
Series 2013-2A, Class A, 144A
3.550%	11/20/38	4,044	4,067,948
Series 2014-1A, Class A, 144A
3.510%	02/22/39	3,690	3,708,009
Series 2014-2A, Class A2, 144A
3.330%	05/20/39	2,689	2,706,735
Textainer Marine Containers III Ltd. (Bermuda),
Series 2013-1A, Class A, 144A
3.900%	09/20/38	3,721	3,743,309
Series 2014-1A, Class A, 144A
3.270%	10/20/39	1,825	1,824,864
Trinity Rail Leasing 2012 LLC,
Series 2013-1A, Class A, 144A
3.898%	07/15/43	1,518	1,505,977
United Auto Credit Securitization Trust,
Series 2015-1, Class C, 144A
2.250%	06/17/19	1,430	1,437,709
Westlake Automobile Receivables Trust,
Series 2014-1A, Class B, 144A
1.240%	11/15/19	1,669	1,669,028
Series 2014-1A, Class C, 144A
1.700%	11/15/19	2,620	2,613,594
World Financial Network Credit Card Master Trust,
Series 2014-A, Class A
0.566%(c)	12/15/19	4,715	4,714,396

			198,866,904

Residential Mortgage-Backed Securities
Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
Series T-15, Class A6
0.581%(c)	11/25/28	55	53,891

TOTAL ASSET-BACKED SECURITIES (cost $198,648,582)			198,920,795

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.8%
BAMLL Commercial Mortgage Securities Trust,
Series 2014-ICTS, Class A, 144A
0.986%(c)	06/15/28	2,215	2,209,664
Citigroup Commercial Mortgage Trust,
Series 2014-388G, Class C, 144A
1.574%(c)	06/15/33	2,250	2,243,311

SEE NOTES TO FINANCIAL STATEMENTS.

A306

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Trust,
Series 2014-SAVA, Class A, 144A
1.332%(c)	06/15/34	3,305	$3,295,495
Series 2014-TWC, Class A, 144A
1.036%(c)	02/13/32	2,165	2,158,347
Credit Suisse Mortgage Trust,
Series 2014-ICE, Class B, 144A
1.386%(c)	04/15/27	1,255	1,249,366
Series 2014-ICE, Class C, 144A
1.800%(c)	04/15/27	920	915,945
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates,
Series KGRP, Class A
0.556%(c)	04/25/20	2,734	2,746,799
Series K038, Class X1, IO
1.353%(c)	03/25/24	27,909	2,294,858
Federal National Mortgage Assoc.,
Series 2012-M14, Class X2, IO
0.526%(c)	09/25/22	50,820	1,452,136
Series 2014-M8, Class FA
0.423%(c)	05/25/18	1,803	1,805,973
Series 2014-M8, Class X2, IO
0.432%(c)	06/25/24	48,127	1,441,561
FREMF Mortgage Trust,
Series 2011-K702, Class B, 144A
4.776%(c)	04/25/44	530	565,398
Series 2012-K706, Class B, 144A
4.027%(c)	11/25/44	3,805	3,990,844
Series 2012-K711, Class B, 144A
3.562%(c)	08/25/45	3,815	3,953,763
Series 2013-K712, Class B, 144A
3.368%(c)	05/25/45	2,654	2,701,363
Series 2012-KF01, Class B, 144A
2.784%(c)	10/25/44	5,780	5,892,155
Series 2013-KF02, Class B, 144A
3.181%(c)	12/25/45	2,879	2,963,671
Series 2014-K36, Class B, 144A
4.502%(c)	12/25/46	2,195	2,291,841
Series 2014-K38, Class B, 144A
4.223%(c)	06/25/47	1,740	1,792,489
Government National Mortgage Assoc.,
Series 2012-78, Class IO, IO
0.830%(c)	06/16/52	20,907	1,165,297
Series 2014-155, Class IB, IO
1.344%(c)	08/16/55	14,017	1,260,922
Series 2011-147, Class IO, IO
1.025%(c)	10/16/44	27,434	1,338,675
Series 2012-70, Class IO, IO
0.763%(c)	08/16/52	14,047	695,356
Series 2012-107, Class IO, IO
0.615%(c)	12/16/53	29,587	1,534,535
Series 2012-123, Class IO, IO
0.842%(c)	12/16/51	17,597	1,153,506
Series 2012-132, Class IO, IO
1.086%(c)	06/16/54	3,448	222,158
Series 2012-135, Class IO, IO
0.895%(c)	01/16/53	33,518	2,170,408
Series 2012-147, Class AK

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
2.587%(c)	04/16/54		2,422	$2,487,339
Series 2012-152, Class IO, IO
0.755%(c)	01/16/54		13,700	845,838
Series 2014-45, Class BI, IO
0.843%(c)	07/16/54		13,896	927,278
Series 2014-47, Class 1A, IO
1.234%(c)	02/16/48		16,293	1,143,420
Series 2014-75, Class IO, IO
0.886%(c)	08/16/54		66,921	4,036,695
Series 2014-92, Class IO, IO
0.669%(c)	05/16/54		12,016	681,673
GP Portfolio Trust,
Series 2014-GPP, Class A, 144A
1.136%(c)	02/15/27		3,560	3,554,057
Hilton USA Trust,
Series 2013-HLF, Class AFL, 144A
1.181%(c)	11/05/30		1,828	1,828,038
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2014-FBLU, Class A, 144A
1.136%(c)	12/15/28		4,100	4,099,180
LSTAR Commercial Mortgage Trust,
Series 2014-2, Class B, 144A
4.205%(c)	01/20/41		1,225	1,247,895
Motel 6 Trust,
Series 2015-MTL6, Class B, 144A
3.298%	02/05/30		3,835	3,825,018
SCG Trust,
Series 2013-SRP1, Class A, 144A
1.582%(c)	11/15/26		1,300	1,298,671
Washington Mutual Commercial Mortgage Securities Trust,
Series 2007-SL3, Class A1A, 144A
5.515%(c)	03/23/45		1,933	1,967,262

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $84,527,602)				83,448,200

CORPORATE BONDS — 9.6%
Brazil — 0.1%
CIMPOR Financial Operations BV,
Gtd. Notes, 144A
5.750%	07/17/24		1,195	967,950
Marfrig Holding Europe BV,
Gtd. Notes, 144A
6.875%	06/24/19		1,280	1,219,200
Petrobras Global Finance BV,
Gtd. Notes
6.850%	06/05/15	(a)	3,265	2,678,475

				4,865,625

Canada — 1.1%
Bank of Montreal,
Covered Bonds, 144A
1.950%	01/30/18	(a)	5,050	5,130,073
Bank of Nova Scotia (The),
Covered Bonds, 144A
1.950%	01/30/17		5,475	5,558,899
2.150%	08/03/16		4,620	4,692,298

SEE NOTES TO FINANCIAL STATEMENTS.

A307

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Canada (continued)
Barrick Gold Corp.,
Sr. Unsec’d. Notes
4.100%	05/01/23	(a)	2,829	$2,756,504
Canadian Imperial Bank of Commerce,
Covered Bonds, 144A
2.750%	01/27/16		8,560	8,667,000
Cogeco Cable, Inc.,
Gtd. Notes, 144A
4.875%	05/01/20	(a)	1,205	1,223,075
Royal Bank of Canada,
Covered Bonds
0.625%	12/05/16	(a)	9,165	9,169,610
Suncor Energy, Inc.,
Sr. Unsec’d. Notes
6.500%	06/15/38	(a)	1,935	2,357,618
Toronto-Dominion Bank (The),
Covered Bonds, 144A
1.500%	03/13/17		12,580	12,695,711

				52,250,788

Chile
VTR Finance BV,
Sr. Sec’d. Notes, 144A
6.875%	01/15/24		800	817,480

China
CNOOC Finance 2013 Ltd.,
Gtd. Notes
3.000%	05/09/23		1,220	1,155,787

Colombia — 0.1%
Ecopetrol SA,
Sr. Unsec’d. Notes
5.375%	06/26/26		2,835	2,806,650

Denmark
Danske Bank A/S,
Sr. Unsec’d. Notes, 144A
3.875%	04/14/16		1,985	2,029,166

Germany — 0.5%
EMD Finance LLC,
Gtd. Notes, 144A
2.400%	03/19/20		14,420	14,339,248
FMS Wertmanagement AoeR,
Gov’t. Gtd. Notes
1.625%	11/20/18		4,995	5,041,169
Norddeutsche Landesbank Girozentrale,
Sec’d. Notes, 144A
0.875%	10/16/15		4,400	4,404,840
2.000%	02/05/19		1,800	1,818,232

				25,603,489

Ireland — 0.1%
Fly Leasing Ltd.,
Sr. Unsec’d. Notes
6.375%	10/15/21	(a)	2,555	2,586,938

Italy — 0.1%
Telecom Italia SpA,
Sr. Unsec’d. Notes, 144A
5.303%	05/30/24	(a)	2,570	2,560,363

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Mexico — 0.1%
Fermaca Enterprises S de RL de CV,
Sr. Sec’d. Notes, 144A
6.375%	03/30/38		1,866	$1,894,337
Mexico Generadora de Energia S de RL,
Sr. Sec’d. Notes, 144A
5.500%	12/06/32		2,219	2,163,711
Petroleos Mexicanos,
Gtd. Notes, 144A
4.500%	01/23/26		975	952,965

				5,011,013

Netherlands — 0.1%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
Gtd. Notes
3.875%	02/08/22		750	780,230
3.950%	11/09/22		1,845	1,844,753

				2,624,983

Peru
BBVA Banco Continental SA,
Sr. Unsec’d. Notes, 144A
3.250%	04/08/18		1,680	1,703,100

Switzerland — 0.2%
Credit Suisse,
Sr. Unsec’d. Notes
1.700%	04/27/18	(a)	7,065	7,015,764
UBS AG,
Sr. Unsec’d. Notes
1.375%	06/01/17	(a)	3,065	3,057,831

				10,073,595

United Kingdom — 0.9%
Barclays Bank PLC,
Sub. Notes, 144A
10.179%	06/12/21		6,700	8,876,823
Barclays PLC,
Sr. Unsec’d. Notes
3.650%	03/16/25		1,310	1,238,995
HSBC Holdings PLC,
Sr. Unsec’d. Notes
4.000%	03/30/22		2,995	3,135,687
Sub. Notes
5.250%	03/14/44	(a)	2,310	2,396,094
Inmarsat Finance PLC,
Gtd. Notes, 144A
4.875%	05/15/22		1,620	1,563,300
Rio Tinto Finance USA PLC,
Gtd. Notes
3.500%	03/22/22		6,290	6,343,836
Royal Bank of Scotland PLC (The),
Gtd. Notes
4.375%	03/16/16		8,750	8,943,261
Standard Chartered PLC,
Sr. Unsec’d. Notes, 144A
1.700%	04/17/18	(a)	4,125	4,108,005
Sub. Notes, 144A
5.200%	01/26/24	(a)	5,230	5,476,223

SEE NOTES TO FINANCIAL STATEMENTS.

A308

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United Kingdom (continued)
Tesco PLC,
Sr. Unsec’d. Notes, 144A
6.150%	11/15/37		1,431	$1,390,520

				43,472,744

United States — 6.3%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.200%	11/06/22		515	509,955
3.600%	05/14/25	(a)	4,935	4,877,729
Actavis Funding SCS,
Gtd. Notes
3.450%	03/15/22		7,788	7,714,232
3.800%	03/15/25		1,904	1,870,341
3.850%	06/15/24		2,766	2,732,664
4.850%	06/15/44	(a)	3,363	3,244,602
Aflac, Inc.,
Sr. Unsec’d. Notes
2.400%	03/16/20	(a)	3,325	3,349,768
Aircastle Ltd.,
Sr. Unsec’d. Notes
6.750%	04/15/17		1,565	1,666,725
Ally Financial, Inc.,
Gtd. Notes
3.500%	07/18/16	(a)	1,160	1,177,400
Sr. Unsec’d. Notes
3.250%	09/29/17		1,315	1,315,000
Altria Group, Inc.,
Gtd. Notes
4.000%	01/31/24	(a)	1,720	1,746,620
9.950%	11/10/38		2,847	4,584,342
American Tower Corp.,
Sr. Unsec’d. Notes
2.800%	06/01/20		7,825	7,716,264
Anthem, Inc.,
Sr. Unsec’d. Notes
4.650%	01/15/43		2,200	2,016,879
AT&T, Inc.,
Sr. Unsec’d. Notes
2.400%	08/15/16		6,540	6,629,971
3.900%	03/11/24	(a)	4,485	4,523,033
4.500%	05/15/35		2,160	1,985,660
4.750%	05/15/46		2,070	1,883,646
Bank of America Corp.,
Sr. Unsec’d. Notes
5.625%	07/01/20		1,720	1,938,540
Sr. Unsec’d. Notes, MTN
1.144%(c)	04/01/19		4,960	4,969,087
3.300%	01/11/23		4,960	4,884,792
Sub. Notes
3.950%	04/21/25	(a)	1,390	1,338,834
Sub. Notes, MTN
4.000%	01/22/25	(a)	4,527	4,410,629
4.200%	08/26/24		1,695	1,690,918
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
5.750%	04/01/18		1,160	1,283,535

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Boston Scientific Corp.,
Sr. Unsec’d. Notes
2.650%	10/01/18		1,845	$1,871,577
Capital One Bank USA NA,
Sub. Notes
3.375%	02/15/23		5,665	5,502,873
CBS Corp.,
Gtd. Notes
4.600%	01/15/45		2,505	2,236,720
Chesapeake Energy Corp.,
Gtd. Notes
3.525%(c)	04/15/19		810	741,150
Citigroup, Inc.,
Sr. Unsec’d. Notes
0.967%(c)	04/27/18		7,415	7,392,384
8.125%	07/15/39		2,955	4,241,495
Sub. Notes
3.875%	03/26/25		4,735	4,535,680
4.300%	11/20/26	(a)	3,100	3,031,248
CommScope, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	06/15/20		810	818,100
Continental Resources, Inc.,
Gtd. Notes
5.000%	09/15/22		4,726	4,634,462
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
Gtd. Notes, 144A
6.250%	04/01/23		1,460	1,518,400
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.000%	06/15/45		4,549	4,490,836
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25		2,425	2,315,460
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.625%	10/01/44	(a)	645	602,052
Dynegy, Inc.,
Gtd. Notes, 144A
6.750%	11/01/19		510	530,655
7.375%	11/01/22		405	424,238
7.625%	11/01/24	(a)	765	808,988
Eastman Chemical Co.,
Sr. Unsec’d. Notes
4.650%	10/15/44	(a)	7,800	7,389,634
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
4.150%	10/01/20		3,795	3,900,349
Ensco PLC,
Sr. Unsec’d. Notes
4.500%	10/01/24	(a)	2,180	2,082,678
4.700%	03/15/21	(a)	2,560	2,607,616
5.200%	03/15/25	(a)	1,410	1,395,992
5.750%	10/01/44	(a)	6,120	5,453,936
Enterprise Products Operating LLC,
Gtd. Notes
4.850%	03/15/44	(a)	2,926	2,751,844
4.950%	10/15/54	(a)	1,030	958,870

SEE NOTES TO FINANCIAL STATEMENTS.

A309

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Fidelity & Guaranty Life Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	04/01/21		2,190	$2,277,600
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
1.214%(c)	01/09/18		4,095	4,099,038
1.700%	05/09/16		2,280	2,282,971
5.000%	05/15/18		2,045	2,198,555
Gannett Co., Inc.,
Gtd. Notes, 144A
5.500%	09/15/24		2,490	2,465,100
General Motors Financial Co., Inc.,
Gtd. Notes
3.500%	07/10/19	(a)	2,145	2,190,405
4.750%	08/15/17		600	633,188
George Washington University (The),
Bonds
3.485%	09/15/22		1,275	1,295,554
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
0.954%(c)	05/22/17	(a)	4,650	4,649,916
2.600%	04/23/20	(a)	3,423	3,405,847
Sr. Unsec’d. Notes, MTN
1.884%(c)	11/29/23		4,375	4,446,588
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.625%	06/01/22		5,135	5,050,339
HSBC Bank USA NA,
Sub. Notes
4.875%	08/24/20		3,560	3,940,133
JPMorgan Chase & Co.,
Sub. Notes
3.875%	09/10/24		3,820	3,758,521
JPMorgan Chase Bank NA,
Sub. Notes
6.000%	10/01/17		2,975	3,243,800
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.250%	09/01/24	(a)	2,290	2,230,311
Kinder Morgan, Inc.,
Gtd. Notes
4.300%	06/01/25	(a)	4,650	4,489,077
Kraft Heinz Foods Co.,
Gtd. Notes, 144A
3.500%	07/15/22		4,005	4,014,396
5.200%	07/15/45		1,865	1,911,291
LYB International Finance BV,
Gtd. Notes
4.875%	03/15/44	(a)	2,695	2,618,413
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
5.000%	09/15/54		3,795	3,438,414
Marina District Finance Co., Inc.,
Sr. Sec’d. Notes
9.875%	08/15/18	(a)	575	590,813
McGraw Hill Financial, Inc.,
Gtd. Notes, 144A
4.000%	06/15/25	(a)	2,251	2,248,774

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Men’s Wearhouse, Inc. (The),
Gtd. Notes
7.000%	07/01/22	(a)	1,515	$1,621,050
Merck & Co., Inc.,
Sr. Unsec’d. Notes
2.350%	02/10/22	(a)	4,615	4,463,596
Meritor, Inc.,
Gtd. Notes
6.250%	02/15/24		2,710	2,676,125
Monsanto Co.,
Sr. Unsec’d. Notes
4.700%	07/15/64		2,795	2,419,606
Morgan Stanley,
Sr. Unsec’d. Notes
3.750%	02/25/23		2,900	2,932,306
4.300%	01/27/45	(a)	2,210	2,065,017
Sub. Notes, MTN
4.350%	09/08/26		3,660	3,586,361
Noble Energy, Inc.,
Sr. Unsec’d. Notes
4.150%	12/15/21		6,735	7,016,301
6.000%	03/01/41		595	629,897
Phillips 66,
Gtd. Notes
4.300%	04/01/22		3,295	3,457,987
4.650%	11/15/34	(a)	5,846	5,719,037
5.875%	05/01/42		1,750	1,906,707
Phillips 66 Partners LP,
Sr. Unsec’d. Notes
3.605%	02/15/25		1,250	1,176,388
Reynolds American, Inc.,
Gtd. Notes
5.700%	08/15/35		1,679	1,740,900
5.850%	08/15/45	(a)	2,322	2,435,534
7.250%	06/15/37		660	791,508
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes, 144A
5.625%	03/01/25	(a)	2,320	2,296,800
Seventy Seven Operating LLC,
Gtd. Notes
6.625%	11/15/19	(a)	1,595	1,260,050
Signet UK Finance PLC,
Gtd. Notes
4.700%	06/15/24		1,440	1,454,208
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
5.375%	04/15/25	(a)	925	892,625
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes
5.750%	03/01/25		2,110	2,104,725
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes, 144A
5.000%	01/15/18	(a)	1,420	1,451,950
United Rentals North America, Inc.,
Gtd. Notes
5.500%	07/15/25	(a)	1,560	1,507,350
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
5.875%	05/15/23	(a)	940	963,500

SEE NOTES TO FINANCIAL STATEMENTS.

A310

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
6.125%	04/15/25	(a)	780	$802,425
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
5.012%	08/21/54		4,004	3,674,018
Sr. Unsec’d. Notes, 144A
4.672%	03/15/55	(a)	4,722	4,107,923
Wells Fargo & Co.,
Sub. Notes, MTN
4.100%	06/03/26	(a)	6,590	6,617,777
Wells Fargo Capital X,
Ltd. Gtd. Notes
5.950%	12/01/86	(a)	2,445	2,485,343
Williams Partners LP,
Sr. Unsec’d. Notes
5.400%	03/04/44	(a)	2,260	2,065,726

				296,100,187

TOTAL CORPORATE BONDS (cost $459,658,205)				453,661,908

FOREIGN GOVERNMENT BONDS — 0.2%
Costa Rica Government International Bond (Costa Rica),
Sr. Unsec’d. Notes, 144A
7.158%	03/12/45		4,575	4,460,625
Province of Manitoba (Canada),
Unsec’d. Notes
9.625%	12/01/18		1,170	1,465,971
Province of New Brunswick (Canada),
Sr. Unsec’d. Notes
2.750%	06/15/18		2,230	2,324,534

TOTAL FOREIGN GOVERNMENT BONDS (cost $8,374,244)				8,251,130

MUNICIPAL BONDS — 0.2%
Florida — 0.2%
State Board of Administration Finance Corp.,
Revenue Bonds,
2.995%	07/01/20		7,695	7,822,198

Ohio
American Municipal Power, Inc.,
Revenue Bonds, BABs,
8.084%	02/15/50		265	389,722

Pennsylvania
Philadelphia Authority for Industrial Development,
Revenue Bonds,
3.964%	04/15/26		2,720	2,662,635

TOTAL MUNICIPAL BONDS (cost $10,809,424)				10,874,555

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.3%
Fannie Mae REMICS,
Series 2012-134, Class IL, IO
3.500%	12/25/32		1,609	257,775
Series 2013-51, Class GI, IO
3.000%	10/25/32		4,959	561,456
Series 2014-11, Class KZ
2.500%	10/25/41		2,517	2,097,824

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac REMICS,
Series 2646, Class SH
13.540%(c)	07/15/33		2	$2,360
Series 4149, Class IO, IO
3.000%	01/15/33		4,031	554,094
Series 4170, Class QI, IO
3.000%	05/15/32		5,029	524,522
Series 4357, Class MA
3.000%	10/15/42		1,621	1,652,476
Government National Mortgage Assoc.,
Series 2014-20, Class SA, IO
5.912%(c)	02/20/44		9,853	1,653,777
Series 2014-43, Class Z
4.000%	03/20/44		3,227	3,355,819
Impac Secured Assets Trust,
Series 2006-1, Class 2A2
0.595%(c)	05/25/36		746	722,179
Series 2006-2, Class 2A1
0.535%(c)	08/25/36		10	10,281
Series 2006-2, Class 2M1
0.685%(c)	08/25/36		790	720,854
Thornburg Mortgage Securities Trust,
Series 2005-1, Class A3
2.230%(c)	04/25/45		1,735	1,743,282

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $13,201,279)				13,856,699

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.9%
Federal Home Loan Mortgage Corp.
3.000%	01/01/43- 03/01/43		11,415	11,383,401
Federal National Mortgage Assoc.
3.000%	04/01/43- 08/01/43		22,899	22,915,938
3.243%(c)	06/01/42		1,553	1,618,336
4.000%	01/01/44		11,098	11,759,123
4.500%	12/01/43		35,450	38,379,006
Government National Mortgage Assoc.
4.000%	03/20/42		316	336,911
4.500%	07/20/41		289	312,006
5.500%	02/20/34- 01/15/37		906	1,039,016
6.000%	12/15/38		265	306,817

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $86,178,664)				88,050,554

U.S. TREASURY OBLIGATIONS — 1.3%
U.S. Treasury Bonds
1.375%	04/30/20		17,920	17,723,991
2.125%	05/15/25	(a)	1,200	1,178,250
2.500%	02/15/45	(a)	2,170	1,909,774
U.S. Treasury Notes
2.000%	02/15/25	(a)	25,820	25,085,731
2.375%	08/15/24		12,980	13,049,975

TOTAL U.S. TREASURY OBLIGATIONS (cost $58,549,353)				58,947,721

SEE NOTES TO FINANCIAL STATEMENTS.

A311

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. TREASURY OBLIGATIONS (continued)
TOTAL LONG-TERM INVESTMENTS (cost $2,771,124,160).			$2,943,770,345

	Shares
SHORT-TERM INVESTMENT — 42.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $1,981,191,782; includes $288,905,853 of cash collateral for securities on loan)(b)(w)(Note 4)	1,981,191,782	1,981,191,782

TOTAL INVESTMENTS — 104.5% (cost $4,752,315,942)		4,924,962,127
Liabilities in excess of other assets(x) — (4.5)%		(210,910,530)

NET ASSETS — 100.0%		$4,714,051,597

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $282,240,304; cash collateral of $288,905,853 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2015.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A312

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Futures contracts outstanding at June 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2015	Unrealized Appreciation (Depreciation)(1)
Long Positions:
1,874	90 Day Euro Dollar	Dec. 2015	$465,529,628	$465,993,525	$463,897
79	5 Year U.S. Treasury Notes	Sep. 2015	9,402,234	9,421,367	19,133
1,567	10 Year Australian Treasury Bonds	Sep. 2015	1,165,861,093	1,165,581,822	(279,271)
727	10 Year Canadian Government Bonds	Sep. 2015	80,973,967	81,489,191	515,224
159	10 Year Euro-Bund.	Sep. 2015	26,797,630	26,943,745	146,115
638	10 Year U.K. Gilt	Sep. 2015	117,301,819	116,013,670	(1,288,149)
285	20 Year U.S. Treasury Bonds	Sep. 2015	43,708,785	42,990,469	(718,316)
462	DAX Index	Sep. 2015	146,553,964	141,661,269	(4,892,695)
2,627	Euro STOXX 50	Sep. 2015	103,833,068	100,630,694	(3,202,374)
914	FTSE 100 Index	Sep. 2015	95,472,008	93,261,203	(2,210,805)
666	MSCI Taiwan Stock Index	Jul. 2015	23,178,290	22,797,180	(381,110)
581	Nikkei 225 Index	Sep. 2015	96,327,744	96,038,157	(289,587)
1,527	Russell 2000 Mini Index	Sep. 2015	191,638,500	190,936,080	(702,420)
3,529	S&P 500 E-Mini	Sep. 2015	365,674,980	362,498,880	(3,176,100)
1,322	SGX CNX Nifty Index	Jul. 2015	21,931,425	22,168,618	237,193

					(15,759,265)

Short Positions:
1,874	90 Day Euro Dollar	Dec. 2016	461,882,087	462,081,550	(199,463)
62	2 Year U.S. Treasury Notes	Sep. 2015	13,544,281	13,574,125	(29,844)
1,367	10 Year U.S. Treasury Notes	Sep. 2015	172,951,623	172,476,953	474,670
70	30 Year U.S. Ultra Treasury Bonds	Sep. 2015	11,156,250	10,784,375	371,875
778	ASX SPI 200 Index	Sep. 2015	82,266,586	80,991,019	1,275,567
242	S&P/TSX 60 Index	Sep. 2015	33,124,355	32,701,970	422,385

					2,315,190

					$(13,444,075)

(1)	Cash of $81,297,813 has been segregated with UBS AG to cover requirements for open future contracts at June 30, 2015.

Forward foreign currency exchange contracts outstanding at June 30, 2015:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized (Depreciation)
British Pound,
Expiring 09/25/15	Standard Chartered PLC	GBP	3,529	$5,590,073	$5,541,093	$(48,980)
Chilean Peso,
Expiring 09/25/15	BNP Paribas	CLP	29,644,000	46,453,029	45,988,709	(464,320)
Danish Krone,
Expiring 09/25/15	Deutsche Bank AG	DKK	30,179	4,599,467	4,521,547	(77,920)
Indian Rupee,
Expiring 09/24/15	Hong Kong & Shanghai Bank	INR	2,773,130	43,020,937	42,785,526	(235,411)
Expiring 09/24/15	Hong Kong & Shanghai Bank	INR	2,610,670	40,500,627	40,279,008	(221,619)

				$140,164,133	$139,115,883	(1,048,250)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 09/25/15	BNP Paribas	AUD	83,444	$64,508,812	$64,072,384	$436,428
Expiring 09/25/15	State Street Bank	AUD	76,495	59,132,316	58,736,380	395,936
British Pound,
Expiring 09/25/15	Standard Chartered PLC	GBP	38,316	60,827,846	60,165,639	662,207
Canadian Dollar,
Expiring 09/25/15	Royal Bank of Scotland	CAD	20,164	16,431,301	16,125,111	306,190
Expiring 09/25/15	Royal Bank of Scotland	CAD	17,031	13,869,654	13,619,817	249,837
Euro,
Expiring 09/25/15	State Street Bank	EUR	229,255	260,415,706	255,906,111	4,509,595

SEE NOTES TO FINANCIAL STATEMENTS.

A313

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Japanese Yen,
Expiring 09/25/15	State Street Bank	JPY	6,479,594	$52,870,864	$53,009,717	$(138,853)
Norwegian Krone,
Expiring 09/25/15	Goldman Sachs & Co.	NOK	179,940	23,025,335	22,902,845	122,490
Singapore Dollar,
Expiring 09/25/15	Hong Kong & Shanghai Bank	SGD	243,004	181,675,046	180,203,910	1,471,136
South African Rand,
Expiring 09/25/15	Hong Kong & Shanghai Bank	ZAR	26,709	2,145,528	2,161,652	(16,124)
South Korean Won,
Expiring 09/25/15	Hong Kong & Shanghai Bank	KRW	26,120,000	23,646,569	23,369,838	276,731
Swiss Franc,
Expiring 09/25/15	Deutsche Bank AG	CHF	1,848	2,009,281	1,983,420	25,861
Turkish Lira,
Expiring 09/28/15	State Street Bank	TRY	6,415	2,314,349	2,332,290	(17,941)

				$762,872,607	$754,589,114	8,283,493

						$7,235,243

Cross currency exchange contracts outstanding at June 30, 2015:

Settlement	Type	Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation	Counterparty
09/25/15	Buy	GBP	61,219	CAD 119,402	$643,852	State Street Bank
09/25/15	Buy	GBP	62,723	CAD 122,358	641,107	State Street Bank

					$1,284,959

Total Return swap agreements outstanding at June 30, 2015:

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Deprecitaion)
Bank of America	09/22/15	155,511	Receive fixed payments on the S&P 500 Index and pay variable payments based on the 3 Month LIBOR-ICE +30 bps	$ 358,126	$—	$358,126
BNP Paribas	09/27/15	76,450	Receive fixed payments on the KBW Banks Total Return Index and pay variable payments on 3 Month LIBOR-BBA +45 bps	(1,532,095)	—	(1,532,095)
BNP Paribas	09/27/16	76,038	Receive fixed payments on the KBW Banks Total Return Index and pay variable payments on 3 Month LIBOR-BBA +45 bps	(1,125,111)	—	(1,125,111)
JPMorgan Chase	08/18/16	25,477	Pay or receive amounts based on market value fluctuation of Bloomberg Index Metals.	(2,258)	—	(2,258)
JPMorgan Chase	08/18/16	23,130	Pay or receive amounts based on market value fluctuation of Bloomberg Index Metals.	(528,431)	—	(528,431)
UBS AG	08/29/15	97,535	Receive fixed payments on the KBW Banks Total Return Index and pay variable payments on 3 Month LIBOR-BBA +48 bps	767,079	—	767,079

				$(2,062,690)	$—	$(2,062,690)

SEE NOTES TO FINANCIAL STATEMENTS.

A314

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$1,567,792	$42,817,602	$—
Austria	1,218,037	282,251	—
Belgium	1,173,125	18,468,391	—
Brazil	3,172,078	—	—
Cambodia	—	388,723	—
Canada	28,103,263	—	—
Chile	513,780	—	—
China	5,425,844	16,217,065	28,550
Colombia	481,338	—	—
Cyprus	182,927	—	—
Czech Republic	1,599,966	—	—
Denmark	—	1,582,378	—
Finland	552,232	18,444,288	—
France	906,852	56,003,431	—
Germany	130,220	71,830,475	—
Greece	—	207,813	—
Guernsey	362,450	—	—
Hong Kong	10,305,606	30,675,863	—
India	890,770	—	—
Indonesia	—	2,867,137	—
Ireland	—	7,604,284	—
Israel	8,759,546	4,532,445	—
Italy	—	18,954,639	19,299
Japan	338,492	173,386,981	—
Kazakhstan	320,230	—	—
Liechtenstein	40,047	—	—
Luxembourg	—	4,650,655	—
Malaysia	268,771	298,791	—
Mexico	2,412,988	—	—
Netherlands	31,616	21,519,976	—
New Zealand	—	1,360,547	—
Norway	902,581	21,872,892	—
Philippines	400,219	479,968	—
Poland	—	1,960,467	—
Portugal	308,607	1,570,908	—
Russia	5,427,372	56,426	—
Singapore	2,062,793	15,863,596	—
South Africa	1,537,370	9,002,664	—
South Korea	872,945	3,228,620	—
Spain	745,181	16,268,056	—
Sweden	801,208	23,624,773	—
Switzerland	2,219,500	62,367,890	—
Taiwan	1,685,086	14,739,651	—
Thailand	—	4,170,253	—
Turkey	621,075	3,474,012	—
United Kingdom	9,468,601	159,062,261	—
United States	343,752,643	—	—
Exchange Traded Funds	452,109,753	—	—
Preferred Stocks
Brazil	2,076,346	—	—
Germany	1,065,914	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A315

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

	Level 1	Level 2	Level 3
Rights
Singapore	$—	$8,161	$—
Unaffiliated Mutual Funds	296,022,080	—	—
Warrants
Hong Kong	28,433	—	—
India	—	7,000,924	—
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	—	180,282,162	18,584,742
Residential Mortgage-Backed Securities	—	53,891	—
Commercial Mortgage-Backed Securities	—	83,448,200	—
Corporate Bonds	—	453,661,908	—
Foreign Government Bonds	—	8,251,130	—
Municipal Bonds	—	10,874,555	—
Residential Mortgage-Backed Securities	—	13,856,699	—
U.S. Government Agency Obligations	—	88,050,554	—
U.S. Treasury Obligations	—	58,947,721	—
Affiliated Money Market Mutual Fund	1,981,191,782	—	—
Other Financial Instruments*
Futures	(13,444,075)	—	—
Foreign Forward Currency Contracts	—	7,235,243	—
Cross Currency Exchange Contracts	—	1,284,959	—
Total Return Swaps	—	(2,062,690)	—

Total	$3,158,613,384	$1,740,729,589	$18,632,591

SEE NOTES TO FINANCIAL STATEMENTS.

A316

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2015 were as follows:

Affiliated Money Market Mutual Fund (6.1% represents investments purchased with collateral from securities on loan)	42.0%
Exchange Traded Funds	9.6
Banks	6.4
Unaffiliated Mutual Funds	6.3
Non-Residential Mortgage-Backed Securities	4.2
Pharmaceuticals	2.2
Oil, Gas & Consumable Fuels	2.1
U.S. Government Agency Obligations	1.9
Commercial Mortgage-Backed Securities	1.8
Insurance	1.5
Diversified Telecommunication Services	1.5
Software	1.4
IT Services	1.4
Technology Hardware, Storage & Peripherals	1.3
U.S. Treasury Obligations	1.3
Semiconductors & Semiconductor Equipment	1.2
Machinery	1.0
Metals & Mining	0.9
Food Products	0.8
Media	0.8
Wireless Telecommunication Services	0.8
Chemicals	0.8
Auto Components	0.8
Internet Software & Services	0.7
Diversified Financial Services	0.6
Energy Equipment & Services	0.6
Automobiles	0.5
Communications Equipment	0.5
Tobacco	0.4
Capital Markets	0.4
Commercial Services & Supplies	0.4
Health Care Providers & Services	0.4
Electronic Equipment, Instruments & Components	0.4
Electric Utilities	0.4
Food & Staples Retailing	0.4
Hotels, Restaurants & Leisure	0.4

Aerospace & Defense	0.4%
Beverages	0.3
Specialty Retail	0.3
Health Care Equipment & Supplies	0.3
Household Products	0.3
Professional Services	0.3
Real Estate Investment Trusts (REITs)	0.3
Household Durables	0.3
Residential Mortgage-Backed Securities	0.3
Industrial Conglomerates	0.2
Real Estate Management & Development	0.2
Municipal Bonds	0.2
Building Products	0.2
Construction & Engineering	0.2
Construction Materials	0.2
Life Sciences Tools & Services	0.2
Foreign Government Bonds	0.2
Multi-Utilities	0.1
Road & Rail	0.1
Textiles, Apparel & Luxury Goods	0.1
Trading Companies & Distributors	0.1
Transportation Infrastructure	0.1
Airlines	0.1
Gas Utilities	0.1
Thrifts & Mortgage Finance	0.1
Electrical Equipment	0.1
Personal Products	0.1
Independent Power & Renewable Electricity Producers	0.1
Multiline Retail	0.1
Air Freight & Logistics	0.1
Marine	0.1
Containers & Packaging	0.1
Integrated Petroleum	0.1
Paper & Forest Products	0.1
Consumer Finance	0.1
Water Utilities	0.1
Internet & Catalog Retail	0.1

104.5
Liabilities in excess of other assets	(4.5)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are interest rate risk, foreign exchange and equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2015 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from/to broker — variation margin futures	$1,990,914	*	Due from/to broker —variation margin futures	$2,515,043	*
Foreign exchange contracts	Unrealized appreciation on cross currency exchange contracts	1,284,959		—	—
Foreign exchange contracts	Unrealized appreciation on foreign currency forward contracts	8,456,411		Unrealized depreciation on foreign currency forward contracts	1,221,168
Commodity contracts	—			Unrealized depreciation on over-the-counter swap agreements	530,689
Equity contracts	Unrealized appreciation on over-the-counter swap agreements	1,125,205		Unrealized depreciation on over-the-counter swap agreements	2,657,206

SEE NOTES TO FINANCIAL STATEMENTS.

A317

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Unaffiliated investments	$7,037,518		—	$—
Equity contracts	Due from/to broker — variation margin futures	1,935,145	*	Due from/to broker — variation margin futures	14,855,091	*

Total		$21,830,152			$21,779,197

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value		Rights(1)	Futures	Swaps	Forward & Cross Currency Contracts(2)	Total
Interest rate contracts		$—	$(5,385,997)	$—	$—	$(5,385,997)
Foreign exchange contracts		—	—	—	29,442,170	29,442,170
Commodity contracts		—	—	(1,318,160)	—	(1,318,160)
Equity contracts		154,863	68,599,726	29,647,941	—	98,402,530

Total		$154,863	$63,213,729	$28,329,781	$29,442,170	$121,140,543

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(3)	Warrants(3)	Futures	Swaps	Forward & Cross Currency Contracts(4)	Total
Interest rate contracts	$—	$—	$(5,662,954)	$—	$—	$(5,662,954)
Foreign exchange contracts	—	—	—	—	6,277,337	6,277,337
Credit contracts	—	—	—	—	—	—
Commodity contracts	—	—	—	(530,689)	—	(530,689)
Equity contracts	(12,009)	858,271	(34,142,120)	(7,173,187)	—	(40,469,045)

Total	$(12,009)	$858,271	$(39,805,074)	$(7,703,876)	$6,277,337	$(40,385,351)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

(2)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

(4)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

For the six months ended June 30, 2015, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts - Long Positions(1)	Futures Contracts - Short Positions(1)	Cross Currency Exchange Contracts(2)	Forward Foreign Currency Exchange Purchase Contracts(2)	Forward Foreign Currency Exchange Sale Contracts(2)	Total Return Swap Agreements(3)
$2,312,175,607	$768,574,771	$78,653,707	$108,711,680	$846,501,261	$242,969

(1)	Value at Trade Date.

(2)	Value at Settlement Date.

(3)	Notional Amount in USD (000).

SEE NOTES TO FINANCIAL STATEMENTS.

A318

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received(3)	Net Amount
Bank of America	$358,126	$—	$—	$358,126
BNP Paribas	436,428	(436,428)	—	—
Deutsche Bank AG	25,861	(25,861)	—	—
Goldman Sachs & Co.	122,490	—	—	122,490
Hong Kong & Shanghai Bank	1,747,867	(473,154)	—	1,274,713
JPMorgan Chase	—	—	—	—
Royal Bank of Scotland	556,027	—	—	556,027
Standard Chartered PLC	662,207	(48,980)	—	613,227
State Street Bank	6,190,490	(156,794)	—	6,033,696
UBS AG	767,079	—	—	767,079

	$10,866,575

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged(3)	Net Amount
Bank of America	$—	$—	$—	$—
BNP Paribas	(3,121,526)	436,428	—	(2,685,098)
Deutsche Bank AG	(77,920)	25,861	—	(52,059)
Goldman Sachs & Co.	—	—	—	—
Hong Kong & Shanghai Bank	(473,154)	473,154	—	—
JPMorgan Chase	(530,689)	—	—	(530,689)
Royal Bank of Scotland	—	—	—	—
Standard Chartered PLC	(48,980)	48,980	—	—
State Street Bank	(156,794)	156,794	—	—
UBS AG	—	—	—	—

	$(4,409,063)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Amounts shown reflect actual collateral received or pledged by the Portfolio. Such amounts are applied up to 100% of the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A319

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2015

ASSETS:
Investments at value, including securities on loan of $282,240,304:
Unaffiliated investments (cost $2,771,124,160)	$2,943,770,345
Affiliated investments (cost $1,981,191,782)	1,981,191,782
Cash	581,586
Deposit with broker	81,297,813
Dividends and interest receivable	8,972,706
Unrealized appreciation on foreign currency forward contracts	8,456,411
Tax reclaim receivable	4,165,397
Deposit with counterparty	3,120,000
Receivable for investments sold	2,964,078
Unrealized appreciation on cross currency exchange contracts	1,284,959
Unrealized appreciation on over-the-counter swap agreements	1,125,205
Receivable for fund share sold	133,270
Prepaid expenses	5,291

Total Assets	5,037,068,843

LIABILITIES:
Payable to broker for collateral for securities on loan	288,905,853
Payable for investments purchased	14,766,060
Payable to custodian	11,230,107
Unrealized depreciation on over-the-counter swap agreements	3,187,895
Advisory fees payable	1,557,783
Unrealized depreciation on foreign currency forward contracts	1,221,168
Due to broker-variation margin futures	1,180,165
Accrued expenses and other liabilities	465,871
Payable for fund share repurchased	436,551
Distribution fee payable	65,443
Affiliated transfer agent fee payable	350

Total Liabilities	323,017,246

NET ASSETS	$4,714,051,597

Net assets were comprised of:
Paid-in capital	$3,444,207,777
Retained earnings	1,269,843,820

Net assets, June 30, 2015	$4,714,051,597

Net asset value and redemption price per share, $4,714,051,597 / 310,816,851 outstanding shares of beneficial interest	$15.17

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2015

INCOME
Unaffiliated dividend income (net of $1,850,809 foreign withholding tax)	$25,460,760
Interest income	12,657,096
Affiliated dividend income	1,286,137
Affiliated income from securities lending, net	250,159

39,654,152

EXPENSES
Advisory fees	21,362,964
Distribution fee	2,347,215
Custodian and accounting fees	623,000
Insurance expenses	31,000
Audit fee	26,000
Trustees’ fees	24,000
Legal fees and expenses	10,000
Shareholders’ reports	7,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Loan interest expense	1,212
Miscellaneous	55,374

Total expenses	24,491,765

NET INVESTMENT INCOME	15,162,387

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain on:
Investment transactions	60,559,175
Futures transactions	63,213,729
Swap agreements transactions	28,329,781
Foreign currency transactions	29,349,307

181,451,992

Net change in unrealized appreciation (depreciation) on:
Investments	(37,269,979)
Futures	(39,805,074)
Swap agreements.	(7,703,876)
Foreign currencies	(1,826,397)

(86,605,326)

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	94,846,666

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$110,009,053

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2015	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$15,162,387	$81,092,200
Net realized gain on investment and foreign currency transactions	181,451,992	267,031,888
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(86,605,326)	(94,383,775)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	110,009,053	253,740,313

FUND SHARE TRANSACTIONS:
Fund share sold [6,077,231 and 14,071,528 shares, respectively]	93,426,287	199,951,866
Fund share repurchased [5,527,933 and 13,172,707 shares, respectively]	(84,029,546)	(188,743,398)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	9,396,741	11,208,468

TOTAL INCREASE IN NET ASSETS	119,405,794	264,948,781
NET ASSETS:
Beginning of period	4,594,645,803	4,329,697,022

End of period	$4,714,051,597	$4,594,645,803

SEE NOTES TO FINANCIAL STATEMENTS.

A320

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

LONG-TERM INVESTMENTS — 72.6%
COMMON STOCKS — 35.2%	Shares	Value (Note 2)
Australia — 1.1%
Ausdrill Ltd.(a)	168,449	$50,641
Beach Energy Ltd.	537,567	435,265
BHP Billiton Ltd.	116,193	2,370,204
BHP Billiton PLC	145,344	2,857,690
Breville Group Ltd.(a)	31,352	150,177
BWP Trust, REIT	201,870	475,876
Cardno Ltd.(a)	36,183	90,208
Collection House Ltd.	167,792	288,953
Commonwealth Bank of Australia	16,731	1,097,170
CSL Ltd.	3,978	265,199
Decmil Group Ltd.	143,889	128,789
Fleetwood Corp. Ltd.	46,387	49,009
Flight Centre Travel Group Ltd.(a)	47,163	1,239,580
GPT Group (The), REIT	311,564	1,027,122
Independence Group NL	77,750	250,138
JB Hi-Fi Ltd.	51,452	772,457
M2 Group Ltd.	137,729	1,135,705
MACA Ltd.	162,849	94,863
McMillan Shakespeare Ltd.	22,039	205,392
Metcash Ltd.(a)	375,265	319,301
Mirvac Group, REIT	890,430	1,268,580
Monadelphous Group Ltd.	72,008	519,319
Myer Holdings Ltd.(a)	94,836	89,302
National Australia Bank Ltd.	48,540	1,246,707
NRW Holdings Ltd.	163,280	23,244
Orica Ltd.	26,242	430,760
OZ Minerals Ltd.	196,165	601,553
Programmed Maintenance Services Ltd.	52,500	116,616
RCR Tomlinson Ltd.	111,491	147,981
Resolute Mining Ltd.*	426,796	101,302
Sandfire Resources NL	70,788	313,490
South32 Ltd., (ASE)*	402,550	555,952
South32 Ltd., (XLON)*	346,403	468,083
Stockland, REIT	419,266	1,323,928
Telstra Corp. Ltd.	1,776,204	8,405,987
Thorn Group Ltd.	138,761	281,188
Western Areas Ltd.	63,496	157,953
Westfield Corp.	292,855	2,056,938
Westpac Banking Corp.	46,893	1,160,230
Woodside Petroleum Ltd.	122,758	3,239,181
Woolworths Ltd.(a)	228,436	4,746,738
WorleyParsons Ltd.	25,310	203,209

		40,761,980

Austria — 0.1%
Oesterreichische Post AG	51,439	2,366,419
Raiffeisen Bank International AG*(a)	9,718	141,409

		2,507,828

Belgium — 0.2%
Ageas	37,839	1,459,958
Anheuser-Busch InBev NV	27,214	3,274,952
Colruyt SA	30,286	1,358,571
Groupe Bruxelles Lambert SA	4,045	326,176
Melexis NV	1,721	100,026

		6,519,683

Brazil — 0.1%
AMBEV SA	162,900	998,641

COMMON STOCKS (continued)	Shares	Value (Note 2)
Brazil (continued)
CCR SA	65,400	$314,894
Cia Energetica de Minas Gerais, ADR(a)	265,592	1,011,906
Eternit SA	46,500	42,326
Ez Tec Empreendimentos e Participacoes SA	25,583	119,888
Grupo BTG Pactual, UTS	145,700	1,341,672
Mahle-Metal Leve SA	13,000	89,688
Odontoprev SA	54,000	188,099
TOTVS SA	40,400	506,641
Tractebel Energia SA	13,600	148,200
Transmissora Alianca de Energia Eletrica SA, UTS	47,500	314,721
Vale SA	92,100	543,873

		5,620,549

Canada — 0.7%
Bank of Montreal	8,869	525,536
Bank of Nova Scotia (The)	18,831	972,005
BCE, Inc.	36,699	1,559,046
Calloway Real Estate Investment Trust, REIT	18,320	424,191
Canadian Imperial Bank of Commerce	13,411	989,021
CCL Industries, Inc. (Class B Stock)	9,500	1,165,252
Centerra Gold, Inc.	84,200	478,639
Chartwell Retirement Residences	71,381	656,088
Corus Entertainment, Inc. (Class B Stock)	41,700	556,556
Dominion Diamond Corp.	14,400	201,761
Genworth MI Canada, Inc.(a)	111,900	2,938,607
IAMGOLD Corp.*	147,900	296,037
Magna International, Inc.	12,100	679,111
Nevsun Resources Ltd.	31,000	116,653
Power Corp. of Canada.	22,276	569,652
RioCan Real Estate Investment Trust, REIT	33,390	715,653
Rogers Communications, Inc. (Class B Stock)	162,918	5,778,437
Royal Bank of Canada	16,946	1,036,297
Shaw Communications, Inc. (Class B Stock)	105,500	2,297,518
Teck Resources Ltd. (Class B Stock)	134,700	1,335,137
Toronto-Dominion Bank (The)	24,822	1,054,090
Transcontinental, Inc. (Class A Stock)	61,100	752,865
Yellow Pages Ltd.*	16,465	245,591

		25,343,743

Chile
Administradora de Fondos de Pensiones Habitat SA	321,204	430,680
Empresa Nacional de Electricidad SA	110,343	152,817
Enersis SA, ADR	34,500	546,135
Inversiones Aguas Metropolitanas SA	47,780	72,574

		1,202,206

China — 0.4%
Anhui Conch Cement Co. Ltd. (Class H Stock)	302,000	1,058,129
Bank of China Ltd. (Class H Stock)	1,683,000	1,092,236
China BlueChemical Ltd. (Class H Stock)	902,000	329,032
China Construction Bank Corp. (Class H Stock)	806,000	735,198
China Lilang Ltd.	145,000	165,956
China Lumena New Materials Corp.*	2,722,000	3,512

SEE NOTES TO FINANCIAL STATEMENTS.

A321

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
China (continued)
China Mobile Ltd.	211,000	$2,699,516
China Shineway Pharmaceutical Group Ltd.	51,000	76,127
CNOOC Ltd. (Class H Stock)	716,000	1,015,630
Dongfeng Motor Group Co. Ltd. (Class H Stock)	342,000	458,172
Guangdong Investment Ltd.	1,774,000	2,482,436
Industrial & Commercial Bank of China Ltd. (Class H Stock)	1,266,000	1,004,604
Jiangsu Expressway Co. Ltd. (Class H Stock)	608,000	797,648
Lonking Holdings Ltd.	369,000	73,650
NetEase, Inc., ADR	1,641	237,723
Pacific Online Ltd.	255,000	111,760
Peak Sport Products Co. Ltd.	786,000	191,644
SouFun Holdings Ltd., ADR(a)	45,400	381,814
Yangzijiang Shipbuilding Holdings Ltd.	1,224,500	1,286,112
Zhejiang Expressway Co. Ltd. (Class H Stock)	166,000	230,216

		14,431,115

Colombia
Ecopetrol SA, ADR	43,100	571,506

Cyprus
Globaltrans Investment PLC, GDR*	17,960	85,310

Czech Republic — 0.1%
CEZ A/S	92,825	2,155,244
Komercni Banka A/S	2,632	583,457

		2,738,701

Denmark — 0.1%
A.P. Moeller-Maersk A/S (Class B Stock)	344	621,966
Coloplast A/S (Class B Stock)	12,306	807,067
Novo Nordisk A/S (Class B Stock)	15,162	832,013
Novozymes A/S (Class B Stock)	14,170	673,226
Pandora A/S	5,681	609,595

		3,543,867

Finland — 0.4%
Citycon OYJ*	199,996	500,282
Fortum OYJ	108,591	1,929,119
F-Secure OYJ	31,775	111,233
Kone OYJ (Class B Stock)	64,219	2,606,657
Nokian Renkaat OYJ	26,222	821,548
Orion OYJ (Class B Stock)	126,345	4,425,668
Ramirent OYJ	32,046	234,008
Sampo OYJ (Class A Stock)	45,510	2,144,754
Tieto OYJ	4,285	100,046
Tikkurila OYJ	31,568	627,717
UPM-Kymmene OYJ	29,096	514,881

		14,015,913

France — 0.7%
AXA SA	46,694	1,183,782
Boiron SA	11,002	1,079,373
Christian Dior SE	11,935	2,336,507
Cie Generale des Etablissements Michelin	11,872	1,249,220
CNP Assurances	9,485	158,748
Credit Agricole SA	36,514	545,154
Edenred	32,732	808,769
Euler Hermes Group	301	30,262

COMMON STOCKS (continued)	Shares	Value (Note 2)
France (continued)
Eutelsat Communications SA	16,369	$528,773
Klepierre, REIT	25,997	1,146,196
Legrand SA	19,265	1,084,273
LVMH Moet Hennessy Louis Vuitton SE	7,438	1,307,680
Metropole Television SA	106,898	2,081,860
Neopost SA	10,337	444,777
Plastic Omnium SA	16,363	418,601
Sanofi	23,786	2,353,152
Societe BIC SA	3,127	498,518
Societe Generale SA	24,825	1,164,886
Technicolor SA	19,700	128,843
Technip SA	14,029	869,437
Total Gabon	413	116,838
Total SA	20,800	1,020,262
UBISOFT Entertainment*	5,213	93,202
Unibail-Rodamco SE, REIT	9,577	2,432,609
Valeo SA	4,676	739,665
Vinci SA	5,329	309,284
Vivendi SA	27,762	703,951

		24,834,622

Germany — 0.7%
Allianz SE	3,467	540,684
Aurubis AG	2,152	126,425
BASF SE	56,973	5,013,232
Bertrandt AG	3,465	454,693
Bijou Brigitte AG	1,621	101,581
Continental AG	11,078	2,623,025
Deutsche Annington Immobilien SE	27,604	778,930
Deutsche Bank AG	45,953	1,381,658
Deutsche Euroshop AG	2,327	102,217
Deutsche Lufthansa AG*	86,703	1,118,648
E.ON SE	118,717	1,583,031
Hannover Rueck SE	10,250	992,065
Hugo Boss AG	7,762	867,763
LEG Immobilien AG*	9,349	649,695
Muenchener Rueckversicherungs-Gesellschaft AG	6,555	1,162,167
Pfeiffer Vacuum Technology AG	393	35,022
ProSiebenSat.1 Media AG	55,254	2,729,229
RTL Group SA	8,690	785,578
RWE AG	45,139	970,869
Siemens AG	25,178	2,547,299
Software AG	3,210	87,962
Stada Arzneimittel AG	19,214	648,130

		25,299,903

Greece
JUMBO SA	14,116	104,643
Metka SA	7,393	60,630

		165,273

Hong Kong — 0.8%
AMVIG Holdings Ltd.	196,000	101,141
Asian Citrus Holdings Ltd.*	805,888	156,698
Belle International Holdings Ltd.	288,000	331,784
BOC Hong Kong Holdings Ltd.	274,500	1,142,483
Champion REIT, REIT	430,000	236,314
Chaoda Modern Agriculture Holdings Ltd.*	1,052,000	70,522
Cheung Kong Infrastructure Holdings Ltd.	15,000	116,436

SEE NOTES TO FINANCIAL STATEMENTS.

A322

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Hong Kong (continued)
Cheung Kong Property Holdings Ltd.*	97,500	$808,774
CK Hutchison Holdings Ltd.	51,000	749,801
CLP Holdings Ltd.	114,000	968,892
CSI Properties Ltd.	5,120,000	197,894
Dah Sing Financial Holdings Ltd.	173,600	1,137,868
Emperor Entertainment Hotel Ltd.	605,000	138,927
Emperor International Holdings Ltd.	1,314,000	308,224
Emperor Watch & Jewellery Ltd.	920,000	40,291
Fairwood Holdings Ltd.	34,500	103,257
Giordano International Ltd.	332,000	179,458
Great Eagle Holdings Ltd.	75,049	279,497
Hang Lung Properties Ltd.	447,000	1,328,450
Hang Seng Bank Ltd.	28,000	546,867
HKR International Ltd.	233,600	136,963
Hongkong Land Holdings Ltd.	171,000	1,402,200
Hysan Development Co. Ltd.	419,000	1,814,471
Johnson Electric Holdings Ltd.	32,500	104,619
Kerry Properties Ltd.	117,000	458,618
Lai Sun Development Co. Ltd.	4,019,000	96,437
Lai Sun Garment International Ltd.	550,000	82,984
Lifestyle International Holdings Ltd.	206,500	383,081
New World Development Co. Ltd.	241,000	314,902
Pacific Textile Holdings Ltd.	419,000	669,185
PCCW Ltd.	160,000	95,433
Power Assets Holdings Ltd.	279,000	2,543,755
Real Nutriceutical Group Ltd.	733,000	219,072
Sa Sa International Holdings Ltd.	688,000	372,420
Sands China Ltd.	286,000	961,189
Sino Biopharmaceutical Ltd.	144,000	166,950
Sino Land Co. Ltd.	448,000	747,765
Sitoy Group Holdings Ltd.	358,000	237,849
SJM Holdings Ltd.	391,000	422,770
Sun Hung Kai Properties Ltd.	200,000	3,236,556
Swire Pacific Ltd. (Class A Stock)	72,500	910,381
Swire Properties Ltd.	554,400	1,768,253
Television Broadcasts Ltd.	170,000	1,008,830
Wharf Holdings Ltd. (The)	319,000	2,119,929
Wheelock & Co. Ltd.	207,000	1,056,252
Yue Yuen Industrial Holdings Ltd.	54,500	182,297

		30,456,739

India
Infosys Ltd., ADR	69,600	1,103,160

Indonesia — 0.2%
Indocement Tunggal Prakarsa Tbk PT	641,000	1,001,874
Perusahaan Gas Negara Persero Tbk PT	622,000	200,911
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	2,617,000	304,593
Semen Indonesia Persero Tbk PT	1,102,500	990,381
Telekomunikasi Indonesia Persero Tbk PT	12,643,000	2,771,273
United Tractors Tbk PT	444,000	677,155
Vale Indonesia Tbk PT	1,177,500	238,757

		6,184,944

Ireland — 0.1%
Anglo Irish Bank Corp. PLC, (ISE)*	2,500	—
Anglo Irish Bank Corp. PLC, (XLON)*	20,646	—
Experian PLC	145,457	2,645,612

COMMON STOCKS (continued)	Shares	Value (Note 2)
Ireland (continued)
Paddy Power PLC	5,534	$475,120

		3,120,732

Israel — 0.2%
Bank Hapoalim BM	169,537	912,441
Bank Leumi Le-Israel BM*	201,143	849,931
Bezeq Israeli Telecommunication Corp. Ltd.	518,118	882,341
Check Point Software Technologies Ltd.*	11,900	946,645
Delek Automotive Systems Ltd.	29,444	329,240
Israel Discount Bank Ltd. (Class A Stock)*	230,333	441,778
Ituran Location and Control Ltd.	15,664	386,295
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	4,524	197,042
Taro Pharmaceutical Industries Ltd.*	772	110,929
Teva Pharmaceutical Industries Ltd., ADR	38,000	2,245,800

		7,302,442

Italy — 0.3%
Assicurazioni Generali SpA	66,713	1,202,423
ASTM SpA	43,078	567,203
DiaSorin SpA	34,034	1,553,761
Eni SpA	190,721	3,387,521
Mediobanca SpA	115,071	1,128,234
Recordati SpA	172,860	3,625,475
Reply SpA	1,227	125,310
Societa Cattolica di Assicurazioni SCRL	18,366	144,917
Societa Iniziative Autostradali e Servizi SpA	11,567	123,462

		11,858,306

Japan — 3.4%
77 Bank Ltd. (The)	30,000	182,895
ABC-Mart, Inc.	25,900	1,585,143
Achilles Corp.	37,000	47,416
Aeon Delight Co. Ltd.	9,700	297,225
Ai Holdings Corp.	8,400	148,448
Aica Kogyo Co. Ltd.	13,500	313,590
Aisan Industry Co. Ltd.	14,500	135,996
Alpine Electronics, Inc.	11,300	217,650
Amano Corp.	51,200	669,106
Amuse, Inc.	5,500	187,880
ANA Holdings, Inc.	547,000	1,483,098
Asahi Holdings, Inc.	11,500	195,802
Asahi Kasei Corp.	187,000	1,533,883
Asante, Inc.	11,100	138,039
BML, Inc.	3,100	96,945
Bridgestone Corp.	29,900	1,105,181
Canon, Inc.	271,500	8,807,020
Central Glass Co. Ltd.	40,000	167,510
Central Japan Railway Co.	19,700	3,554,955
Chori Co. Ltd.	15,800	250,604
Comture Corp.	3,800	71,139
Corona Corp.	15,600	151,940
Create SD Holdings Co. Ltd.	2,900	133,832
Dai Nippon Printing Co. Ltd.	79,000	815,189
Daihatsu Motor Co. Ltd.	26,000	370,063
Daiichikosho Co. Ltd.	46,800	1,647,106
Daishi Bank Ltd. (The)	10,000	42,205
Daiwa Industries Ltd.	49,000	322,461
Daiwa Securities Group, Inc.	160,000	1,196,913
Dr. Ci:Labo Co. Ltd.	25,100	880,971

SEE NOTES TO FINANCIAL STATEMENTS.

A323

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Japan (continued)
Dynam Japan Holdings Co. Ltd.	346,000	$505,690
Eighteenth Bank Ltd. (The)	53,000	162,387
Elecom Co. Ltd.	13,500	331,448
Enplas Corp.	4,500	182,966
FamilyMart Co. Ltd.	22,000	1,011,673
FANUC Corp.	1,900	388,770
Fuji Heavy Industries Ltd.	80,100	2,945,340
FUJIFILM Holdings Corp.	34,200	1,220,530
Fujimori Kogyo Co. Ltd.	10,000	302,154
Fujitsu General Ltd.	54,000	691,955
Fukushima Industries Corp.	6,800	124,520
Fuyo General Lease Co. Ltd.	4,500	192,139
Gendai Agency, Inc.	14,600	81,230
Geo Holdings Corp.	9,500	116,848
GLP J-Reit, REIT	683	652,093
Graphite Design, Inc.	4,100	22,662
Gree, Inc.	57,800	337,535
Gunma Bank Ltd. (The)	40,000	295,134
Hachijuni Bank Ltd. (The)	57,000	429,783
Hankyu Hanshin Holdings, Inc.	84,000	495,849
Hard Off Corp. Co. Ltd.	17,900	203,371
Hazama Ando Corp.	43,300	234,429
Heiwa Corp.	40,800	812,170
Higo Bank Ltd. (The)	102,000	663,696
HI-LEX Corp.	7,000	229,932
Hisamitsu Pharmaceutical Co., Inc.	15,100	586,187
Hitachi Construction Machinery Co. Ltd.	56,200	983,808
Hoya Corp.	19,800	792,985
Hyakugo Bank Ltd. (The)	14,000	69,370
Hyakujushi Bank Ltd. (The)	16,000	57,184
Imasen Electric Industrial	17,300	186,053
Infocom Corp.	12,200	127,393
Inpex Corp.	114,900	1,304,224
Isuzu Motors Ltd.	89,000	1,167,641
Japan Digital Laboratory Co. Ltd.	27,800	388,418
Japan Petroleum Exploration Co. Ltd.	16,600	527,881
Japan Real Estate Investment Corp., REIT	258	1,170,875
Juroku Bank Ltd. (The)	14,000	57,249
Kagoshima Bank Ltd. (The)	96,000	693,456
Kanematsu Electronics Ltd.	5,900	97,812
Kato Sangyo Co. Ltd.	15,800	369,723
KDDI Corp.	342,000	8,253,128
Kenedix Realty Investment Corp., REIT	181	906,599
Kimoto Co. Ltd.	22,000	50,842
Kinden Corp.	22,000	290,915
Konishi Co. Ltd.	10,200	192,948
Kosaido Co. Ltd.	24,800	121,392
Kura Corp.	200	6,351
Kuroda Electric Co. Ltd.	26,500	493,171
Kyowa Exeo Corp.	12,000	139,640
Lawson, Inc.	89,800	6,145,123
Lintec Corp.	16,300	372,703
Maeda Road Construction Co. Ltd.	3,000	55,198
Marubeni Corp.	218,600	1,254,470
Meiko Network Japan Co. Ltd.	6,700	79,023
Miraca Holdings, Inc.	59,600	2,977,865
Miroku Jyoho Service Co. Ltd.	4,600	29,674
Mitsubishi Estate Co. Ltd.	120,000	2,584,571
Mitsubishi Motors Corp.	68,000	578,274
Mitsubishi Steel Manufacturing Co. Ltd.	39,000	84,521

COMMON STOCKS (continued)	Shares	Value (Note 2)
Japan (continued)
Mitsubishi UFJ Financial Group, Inc.	186,700	$1,343,207
Mitsui Fudosan Co. Ltd.	84,000	2,350,564
Mitsui Matsushima Co. Ltd.	151,000	162,911
Mixi, Inc.	11,600	575,510
Mizuho Financial Group, Inc.	360,700	780,458
MTI Ltd.	18,200	119,400
Nagoya Railroad Co. Ltd.	128,000	478,599
Nakanishi, Inc.	4,300	169,889
Namura Shipbuilding Co. Ltd.	34,200	293,108
Neturen Co. Ltd.	29,400	211,955
Nexon Co. Ltd.	82,000	1,128,935
NHK Spring Co. Ltd.	71,700	789,443
NIFTY Corp.	4,700	56,790
Nihon Parkerizing Co. Ltd.	36,500	370,236
Nippon Electric Glass Co. Ltd.	80,000	404,559
Nippon Pillar Packing Co. Ltd.	26,000	232,802
Nippon Steel & Sumitomo Metal Corp.	494,000	1,280,870
Nippon Telegraph & Telephone Corp.	47,400	1,716,627
Nippon Yusen KK	420,000	1,169,303
Nishimatsuya Chain Co. Ltd.	17,600	177,069
Nissin Kogyo Co. Ltd.	48,400	798,442
Nittoc Construction Co. Ltd.	15,800	62,225
Nojima Corp.	16,400	186,301
Nomura Real Estate Master Fund, Inc., REIT	698	886,935
NTT DoCoMo, Inc.	384,100	7,374,168
Oita Bank Ltd. (The)	64,000	272,688
Oracle Corp.	26,500	1,107,851
ORIX Corp.	171,900	2,552,626
Otsuka Holdings Co. Ltd.	21,300	678,686
Pal Co. Ltd.	5,100	167,469
Piolax, Inc.	3,600	184,207
Riken Corp.	45,000	173,405
San-A Co. Ltd. (Class A Stock)	2,900	128,344
San-In Godo Bank Ltd. (The)	111,000	1,070,167
Sanyo Housing Nagoya Co. Ltd.	15,800	160,090
Sekisui Jushi Corp.	36,000	468,266
Shiga Bank Ltd. (The)	15,000	80,796
Shin-Etsu Polymer Co. Ltd.	51,300	244,021
Showa Corp.	19,400	193,049
Sinko Industries Ltd.	23,000	230,975
SNT Corp.	18,300	93,524
Sony Financial Holdings, Inc.	169,800	2,972,995
St. Marc Holdings Co. Ltd.	8,500	279,762
Sumitomo Densetsu Co. Ltd.	22,000	316,465
Sumitomo Mitsui Financial Group, Inc.	33,600	1,495,845
Sumitomo Mitsui Trust Holdings, Inc.	63,000	288,200
Sumitomo Rubber Industries Ltd.	15,000	232,355
T. RAD Co. Ltd.	58,000	115,094
Tachi-S Co. Ltd.	13,200	188,328
Taihei Dengyo Kaisha Ltd.	15,000	148,029
Taiheiyo Cement Corp.	369,000	1,079,098
Taiyo Holdings Co. Ltd.	13,700	572,667
Taka-Q Ltd.	39,000	67,569
TBK Co. Ltd.	12,000	55,177
Teikoku Sen-I Co. Ltd. (Class I Stock)	33,000	469,784
Toagosei Co. Ltd.	71,000	591,649
Tokai Corp.	17,200	622,812
Tokai Rika Co. Ltd.	29,900	746,833
Tokyo Tatemono Co. Ltd.	63,000	874,419

SEE NOTES TO FINANCIAL STATEMENTS.

A324

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Japan (continued)
TonenGeneral Sekiyu KK	64,000	$595,327
Toppan Forms Co. Ltd.	30,400	418,528
Toshiba TEC Corp.	11,000	59,515
Towa Bank Ltd. (The)	135,000	132,358
Toyo Kohan Co. Ltd.	17,000	84,350
Toyo Seikan Group Holdings Ltd.	26,200	420,337
Trend Micro, Inc.	65,200	2,230,276
TS Tech Co. Ltd.	63,600	1,700,649
Wakita & Co. Ltd.	36,000	366,991
Warabeya Nichiyo Co. Ltd.	3,300	79,530
West Japan Railway Co.	23,000	1,471,520
Yahoo! Japan Corp.	638,700	2,577,824
Yamazen Corp.	9,200	83,925
Yodogawa Steel Works Ltd.	65,000	283,488
Yokohama Rubber Co. Ltd. (The)	13,000	260,853
Yuasa Trading Co. Ltd.	4,000	95,663

		125,485,861

Jordan
Hikma Pharmaceuticals PLC	21,881	664,646

Luxembourg — 0.1%
ArcelorMittal	164,550	1,598,049
Millicom International Cellular SA, SDR	10,630	784,174
SES SA	19,970	671,353
Tenaris SA	40,711	549,122

		3,602,698

Malaysia
Affin Holdings Bhd	92,500	66,132
AMMB Holdings Bhd	169,500	270,615
Astro Malaysia Holdings Bhd	582,100	475,032
IOI Properties Group Bhd	281,900	138,062
YTL Power International Bhd	1	—

		949,841

Malta
Unibet Group PLC, SDR	11,933	726,933

Mexico — 0.1%
America Movil SAB de CV (Class L Stock), ADR	98,200	2,092,642
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	407,100	880,377

		2,973,019

Netherlands — 0.2%
Arcadis NV	42,463	1,167,886
Boskalis Westminster NV	19,707	967,373
Brunel International NV	13,085	259,104
NN Group NV	18,162	511,484
Royal Dutch Shell PLC (Class A Stock), (XEQT)	67,322	1,914,633
Royal Dutch Shell PLC (Class A Stock), (XLON)	67,753	1,915,647

		6,736,127

New Zealand
SKY Network Television Ltd.	71,010	289,084

Norway — 0.3%
Aker Solutions ASA	17,939	100,601
Kongsberg Gruppen ASA	17,513	326,655

COMMON STOCKS (continued)	Shares	Value (Note 2)
Norway (continued)
Salmar ASA	20,063	$294,257
Statoil ASA	317,172	5,671,990
Telenor ASA	108,292	2,374,287
TGS Nopec Geophysical Co. ASA	42,602	995,225
Yara International ASA	44,062	2,295,988

		12,059,003

Panama
Copa Holdings SA (Class A Stock)(a)	10,100	834,159

Philippines
Nickel Asia Corp.	659,200	338,680
Philippine Long Distance Telephone Co., ADR	9,500	591,850

		930,530

Poland — 0.1%
Enea SA	89,881	381,277
KGHM Polska Miedz SA	25,315	717,057
PGE Polska Grupa Energetyczna SA	105,015	515,000
Polskie Gornictwo Naftowe i Gazownictwo SA	628,432	1,103,377

		2,716,711

Portugal
EDP - Energias de Portugal SA	218,972	834,284

Puerto Rico
Triple-S Management Corp. (Class B Stock)*	7,600	195,016

Russia — 0.2%
CTC Media, Inc.	29,700	67,419
Gazprom OAO, ADR	132,244	696,926
Lukoil OAO, ADR	10,766	483,501
MegaFon OAO, GDR	15,750	218,531
MMC Norilsk Nickel OJSC, ADR	91,329	1,548,027
Mobile TeleSystems OJSC, ADR	107,500	1,051,350
Sistema JSFC, GDR	21,126	185,281
Surgutneftegas OAO, ADR	155,490	915,836
Tatneft OAO, ADR	14,605	467,068

		5,633,939

Singapore — 0.3%
Cache Logistics Trust, REIT	209,000	179,182
CapitaLand Mall Trust, REIT	123,200	196,514
China Merchants Holdings Pacific Ltd.	93,450	72,803
DBS Group Holdings Ltd.	75,200	1,153,843
Frasers Centrepoint Trust, REIT	101,000	154,434
Global Logistic Properties Ltd.	686,700	1,289,121
Hong Fok Corp. Ltd.	357,000	223,858
Hong Leong Finance Ltd.	34,000	64,372
M1 Ltd.	139,300	335,099
Mapletree Industrial Trust, REIT	534,100	618,704
Mapletree Logistics Trust, REIT	313,000	262,605
SATS Ltd.	190,000	520,548
Singapore Press Holdings Ltd.	127,000	384,518
Singapore Telecommunications Ltd.	1,339,600	4,180,516
UOL Group Ltd.	72,000	369,560
Wilmar International Ltd.	196,800	478,989

		10,484,666

SEE NOTES TO FINANCIAL STATEMENTS.

A325

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
South Africa — 0.6%
AVI Ltd.	94,489	$632,822
Bidvest Group Ltd. (The)	42,547	1,076,577
Coronation Fund Managers Ltd.	59,960	405,900
FirstRand Ltd.	121,714	533,255
Kumba Iron Ore Ltd.	36,131	448,167
Liberty Holdings Ltd.	60,539	722,378
Life Healthcare Group Holdings Ltd.	399,155	1,230,245
MMI Holdings Ltd.	453,631	1,124,197
MTN Group Ltd.	258,965	4,864,442
Peregrine Holdings Ltd.	109,029	276,286
Reunert Ltd.	33,811	184,257
RMB Holdings Ltd.	37,351	203,970
Sanlam Ltd.	192,529	1,048,045
Sasol Ltd.	111,095	4,113,818
Sibanye Gold Ltd.	188,881	302,476
Sun International Ltd.	11,176	101,508
Truworths International Ltd.	139,449	981,303
Vodacom Group Ltd.	225,155	2,567,663

		20,817,309

South Korea — 0.2%
Global & Yuasa Battery Co. Ltd.	2,980	102,187
Grand Korea Leisure Co. Ltd.	3,520	98,142
GS Home Shopping, Inc.	773	145,404
Hankook Tire Co. Ltd.	9,650	362,922
Hyundai Home Shopping Network Corp.	1,999	219,532
Hyundai Hy Communications & Networks Co. Ltd.	10,720	42,190
Kangwon Land, Inc.	7,520	249,187
KB Financial Group, Inc.	19,087	630,404
Kia Motors Corp.	18,021	731,112
KT&G Corp.	14,466	1,230,735
Samsung Electronics Co. Ltd.	2,359	2,676,489
Shinhan Financial Group Co. Ltd.	7,220	268,743
Silicon Works Co. Ltd.	8,037	270,482

		7,027,529

Spain — 0.1%
Abertis Infraestructuras SA	68,649	1,127,365
Almirall SA	43,147	855,219
Mapfre SA	259,130	895,582
Repsol SA	64,372	1,134,600
Zardoya Otis SA	76,733	837,475

		4,850,241

Sweden — 0.7%
Alfa Laval AB	174,737	3,075,542
Atlas Copco AB (Class A Stock)	66,665	1,865,174
Axfood AB	150,432	2,401,487
Boliden AB	20,644	376,355
Clas Ohlson AB (Class B Stock)	30,984	543,818
Hexpol AB	42,660	439,764
Hufvudstaden AB (Class A Stock)	80,422	978,331
Industrivarden AB (Class C Stock)	62,232	1,172,795
Indutrade AB	11,095	510,410
Intrum Justitia AB	73,552	2,227,383
Investment AB Kinnevik (Class B Stock)	29,816	943,076
Investment AB Oresund	2,655	50,907
Investor AB (Class B Stock)	156,272	5,826,709
JM AB	5,004	136,382

COMMON STOCKS (continued)	Shares	Value (Note 2)
Sweden (continued)
Nolato AB (Class B Stock)	3,659	$83,556
Oriflame Cosmetics SA, SDR*	29,033	443,576
Swedish Match AB	63,924	1,817,400
TeliaSonera AB	322,382	1,900,035

		24,792,700

Switzerland — 0.9%
Actelion Ltd.*	9,312	1,363,756
Baloise Holding AG	4,537	553,200
BB Biotech AG*	5,567	1,651,956
Belimo Holding AG	99	236,130
Coltene Holding AG	1,276	94,511
EMS-Chemie Holding AG	613	258,989
Geberit AG	1,696	565,437
Givaudan SA*	388	671,747
LEM Holding SA	136	104,515
Nestle SA	74,705	5,390,013
Novartis AG	28,635	2,816,552
Pargesa Holding SA	1,158	77,973
Roche Holding AG	31,368	8,795,321
SGS SA	1,728	3,151,172
Sika AG	850	2,997,853
Swatch Group AG (The)	5,457	409,903
Swiss Prime Site AG*	8,095	614,300
Swisscom AG	2,052	1,150,037
Zurich Insurance Group AG*	4,090	1,245,117

		32,148,482

Taiwan — 0.3%
Boardtek Electronics Corp.	142,000	205,401
Chicony Electronics Co. Ltd.	253,260	679,771
China Steel Chemical Corp.	63,000	283,819
Chin-Poon Industrial Co. Ltd.	68,000	103,588
Cyberlink Corp.	62,000	163,980
Draytek Corp.	69,000	63,735
Elite Material Co. Ltd.	62,000	120,725
Everlight Electronics Co. Ltd.	105,000	201,299
FLEXium Interconnect, Inc.	36,000	145,781
Flytech Technology Co. Ltd.	30,000	119,582
Formosan Rubber Group, Inc.	399,000	375,583
Foxconn Technology Co. Ltd.	67,000	243,092
Grape King Bio Ltd.	19,000	121,269
Greatek Electronics, Inc.	441,000	516,564
Holtek Semiconductor, Inc.	168,000	268,564
Lumax International Corp. Ltd.	63,300	112,596
Novatek Microelectronics Corp.	149,000	718,683
Pegatron Corp.	58,000	169,705
Phison Electronics Corp.	73,000	631,900
Polytronics Technology Corp.	55,000	136,751
Realtek Semiconductor Corp.	219,000	561,253
Sigurd Microelectronics Corp.	155,000	140,106
Simplo Technology Co. Ltd.	181,000	837,176
Sinmag Equipment Corp.	8,480	46,964
Sitronix Technology Corp.	46,000	149,768
Sonix Technology Co. Ltd.	215,000	294,341
St Shine Optical Co. Ltd.	6,000	95,374
Taiwan Secom Co. Ltd.	42,630	128,217
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	96,300	2,186,973

SEE NOTES TO FINANCIAL STATEMENTS.

A326

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Taiwan (continued)
Taiwan Surface Mounting Technology Co. Ltd.	94,280	$110,351
Test Research, Inc.	127,177	279,564
Transcend Information, Inc.	128,000	471,006
United Integrated Services Co. Ltd.	153,000	165,403
Win Semiconductors Corp.	211,000	293,741
Yageo Corp.	106,000	166,221
Zhen Ding Technology Holding Ltd.	61,000	213,709

		11,522,555

Thailand — 0.2%
Advanced Info Service PCL, NVDR	114,900	814,217
BEC World PCL, NVDR	269,800	298,730
Delta Electronics Thailand PCL, NVDR	313,500	838,136
PTT Exploration & Production PCL, NVDR	662,100	2,129,722
PTT PCL, NVDR	93,200	987,861
Thai Beverage PCL	490,000	278,325
TTW PCL, NVDR	1,543,900	515,813

		5,862,804

Turkey — 0.1%
Akcansa Cimento A/S	16,574	98,947
Enka Insaat ve Sanayi A/S	148,954	283,366
Eregli Demir ve Celik Fabrikalari TAS	328,288	531,126
Gubre Fabrikalari TAS*	92,351	244,698
Ipek Dogal Enerji Kaynaklari Ve Uretim A/S*	64,388	69,431
Koza Altin Isletmeleri A/S	30,261	320,168
Koza Anadolu Metal Madencilik Isletmeleri A/S*	113,772	116,155
Soda Sanayii A/S	54,380	118,089
TAV Havalimanlari Holding A/S	30,240	256,723
Turk Telekomunikasyon A/S	413,984	1,088,984
Turkcell Iletisim Hizmet A/S	40,699	187,238

		3,314,925

United Kingdom — 3.4%
Abcam PLC	16,980	138,276
Admiral Group PLC	59,781	1,302,638
Amlin PLC	176,200	1,318,333
Anglo American PLC, (XJSE)	66,990	975,054
Anglo American PLC, (XLON)	62,170	898,129
Ashmore Group PLC(a)	437,241	1,987,197
AstraZeneca PLC	114,373	7,238,650
AVEVA Group PLC	20,617	585,688
Barclays PLC	475,815	1,950,187
Beazley PLC	120,549	560,270
Berendsen PLC	47,324	757,553
Berkeley Group Holdings PLC	11,472	602,837
Big Yellow Group PLC, REIT	45,475	455,507
BP PLC	368,731	2,447,134
British American Tobacco PLC	38,987	2,099,145
Brown (N) Group PLC	39,825	214,351
BT Group PLC	234,150	1,658,086
Burberry Group PLC	29,837	736,085
Cairn Energy PLC*	194,702	518,567
Capita PLC	35,156	683,099
Chesnara PLC	14,260	72,819
Compass Group PLC	115,122	1,904,008
Croda International PLC	13,401	579,444
Dart Group PLC	131,498	816,129

COMMON STOCKS (continued)	Shares	Value (Note 2)
United Kingdom (continued)
Delphi Automotive PLC	30,000	$2,552,700
Derwent London PLC, REIT	28,958	1,546,795
Diploma PLC	28,351	359,933
Dunelm Group PLC	41,424	589,363
Essentra PLC	9,697	151,224
GlaxoSmithKline PLC	380,551	7,912,346
Go-Ahead Group PLC	2,822	116,800
Great Portland Estates PLC, REIT	92,951	1,133,162
HICL Infrastructure Co. Ltd.	123,242	298,210
Highland Gold Mining Ltd.	204,029	157,885
HSBC Holdings PLC, (QMTF)	242,165	2,168,432
HSBC Holdings PLC, (XHKG)	247,200	2,219,174
IG Group Holdings PLC	32,495	380,885
IMI PLC	52,660	930,891
Imperial Tobacco Group PLC	42,368	2,040,524
Indivior PLC*	77,462	273,607
Intertek Group PLC	30,499	1,172,679
ITE Group PLC	61,041	164,006
ITV PLC	225,935	934,786
James Halstead PLC	7,460	47,120
Keller Group PLC	7,205	115,807
Land Securities Group PLC, REIT	101,335	1,916,139
Legal & General Group PLC	1,992,699	7,791,530
Marks & Spencer Group PLC	65,581	553,233
Micro Focus International PLC	25,712	549,264
Millennium & Copthorne Hotels PLC	13,345	120,357
Mitie Group PLC	25,738	127,455
Moneysupermarket.com Group PLC	104,584	477,601
National Grid PLC	89,223	1,148,367
Next PLC	21,455	2,511,119
PayPoint PLC	58,885	914,016
Persimmon PLC*	10,903	338,274
Phoenix Group Holdings	4,931	63,552
Playtech PLC	126,874	1,631,461
QinetiQ Group PLC	141,193	497,120
Reckitt Benckiser Group PLC	30,292	2,612,194
Reed Elsevier NV	158,060	3,759,575
Reed Elsevier PLC	206,507	3,355,859
Rio Tinto Ltd.	61,218	2,532,394
Rio Tinto PLC	61,197	2,517,199
Rotork PLC	403,140	1,473,700
Royal Bank of Scotland Group PLC*	420,165	2,323,293
Royal Mail PLC	79,459	642,383
SABMiller PLC	20,129	1,043,690
Sage Group PLC (The)	280,062	2,254,352
Senior PLC	133,504	601,631
Severn Trent PLC	19,190	627,056
Sky PLC	185,447	3,020,475
Smiths Group PLC	79,100	1,402,091
Soco International PLC	145,197	400,949
Spectris PLC	58,677	1,944,040
Spirax-Sarco Engineering PLC	22,681	1,209,689
SSE PLC	48,045	1,159,530
Subsea 7 SA*	23,747	232,277
Ultra Electronics Holdings PLC	47,155	1,312,855
Unilever NV, CVA	95,457	3,990,983
Unilever PLC	110,254	4,734,184
UNITE Group PLC (The)	116,288	1,044,224
Victrex PLC	7,957	241,178
Weir Group PLC (The)	38,771	1,033,327

SEE NOTES TO FINANCIAL STATEMENTS.

A327

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
United Kingdom (continued)
WH Smith PLC	47,306	$1,134,476
William Hill PLC	374,339	2,371,206
WM Morrison Supermarkets PLC	446,877	1,268,576
WS Atkins PLC	1,654	39,365

		124,687,754

United States — 17.8%
3M Co.	17,300	2,669,390
Accenture PLC (Class A Stock)	25,300	2,448,534
ACE Ltd.	70,238	7,141,800
ADT Corp. (The)(a)	124,100	4,166,037
AES Corp. (The)(a)	27,487	364,478
Aetna, Inc.	59,465	7,579,409
Aflac, Inc.	115,700	7,196,540
Alliance Resource Partners LP, MLP	9,400	234,624
Allied World Assurance Co. Holdings AG	38,300	1,655,326
Ally Financial, Inc.*	38,600	865,798
Altria Group, Inc.	51,600	2,523,756
American Assets Trust, Inc., REIT	15,298	599,835
American Equity Investment Life Holding Co.(a)	55,000	1,483,900
American Express Co.	13,200	1,025,904
American Financial Group, Inc.	53,700	3,492,648
American International Group, Inc.	30,000	1,854,600
AmerisourceBergen Corp.	13,111	1,394,224
Amgen, Inc.	53,022	8,139,937
Amsurg Corp.*	12,600	881,370
Anthem, Inc.	16,500	2,708,310
Apple, Inc.	68,939	8,646,674
Arch Capital Group Ltd.*	2,500	167,400
Archer-Daniels-Midland Co.	25,830	1,245,523
Assured Guaranty Ltd.	85,100	2,041,549
AutoZone, Inc.*(a)	3,381	2,254,789
AvalonBay Communities, Inc., REIT	13,939	2,228,428
Axis Capital Holdings Ltd.	60,839	3,246,977
Ball Corp.	22,197	1,557,120
Bank of America Corp.	156,000	2,655,120
Baxter International, Inc.	99,778	6,977,476
BB&T Corp.	102,500	4,131,775
Bed Bath & Beyond, Inc.*(a)	21,400	1,476,172
Best Buy Co., Inc.	19,700	642,417
Bio-Techne Corp.	6,300	620,361
Boston Properties, Inc., REIT	20,340	2,461,954
Brinker International, Inc.	7,600	438,140
Brixmor Property Group, Inc., REIT	31,858	736,876
Broadridge Financial Solutions, Inc.	22,400	1,120,224
Brocade Communications Systems, Inc.	75,100	892,188
Buckle, Inc. (The)(a)	24,800	1,135,096
Bunge Ltd.	14,551	1,277,578
C&F Financial Corp.	547	20,266
C.H. Robinson Worldwide, Inc.(a)	46,300	2,888,657
C.R. Bard, Inc.	10,700	1,826,490
CA, Inc.	88,000	2,577,520
Campbell Soup Co.(a)	97,400	4,641,110
Cardinal Health, Inc.	75,300	6,298,845
Cato Corp. (The) (Class A Stock)	21,300	825,588
Centene Corp.*	27,800	2,235,120
Century Aluminum Co.*(a)	15,600	162,708
CenturyLink, Inc.	29,863	877,375
CF Industries Holdings, Inc.	21,000	1,349,880

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
Chemed Corp.	800	$104,880
Chevron Corp.	49,540	4,779,124
Chubb Corp. (The)	12,527	1,191,819
Church & Dwight Co., Inc.	21,200	1,719,956
Cisco Systems, Inc.	240,000	6,590,400
Citigroup, Inc.	51,730	2,857,565
Clorox Co. (The)	36,665	3,813,893
CNA Financial Corp.	14,000	534,940
Coach, Inc.(a)	60,184	2,082,968
Coca-Cola Co. (The)	15,000	588,450
Colgate-Palmolive Co.	36,327	2,376,149
Comcast Corp. (Class A Stock)	32,500	1,954,550
Community Bank System, Inc.	14,100	532,557
Compass Minerals International, Inc.	21,900	1,798,866
Computer Programs & Systems, Inc.(a)	5,261	281,043
Computer Sciences Corp.	20,393	1,338,597
ConocoPhillips	36,200	2,223,042
Consolidated Edison, Inc.(a)	18,283	1,058,220
Contango Oil & Gas Co.*	9,015	110,614
Cooper Tire & Rubber Co.	25,200	852,516
Corning, Inc.	196,254	3,872,091
CorVel Corp.*	8,200	262,564
Cracker Barrel Old Country Store, Inc.(a)	12,700	1,894,332
Crane Co.	12,449	731,130
CubeSmart, REIT	66,653	1,543,683
Cummins, Inc.	53,600	7,031,784
Deere & Co.	14,151	1,373,355
Deluxe Corp.	38,000	2,356,000
DENTSPLY International, Inc.	25,429	1,310,865
Discover Financial Services	67,800	3,906,636
Domtar Corp.	14,600	604,440
Douglas Dynamics, Inc.	19,853	426,442
Douglas Emmett, Inc., REIT	37,148	1,000,767
Dover Corp.	70,700	4,961,726
Dow Chemical Co. (The)	11,000	562,870
Dr. Pepper Snapple Group, Inc.	83,380	6,078,402
Dril-Quip, Inc.*	6,200	466,550
Dun & Bradstreet Corp. (The)	6,086	742,492
E.I. du Pont de Nemours & Co.	9,200	588,340
EastGroup Properties, Inc., REIT	8,795	494,543
Edwards Lifesciences Corp.*	4,300	612,449
Eli Lilly & Co.	17,749	1,481,864
EMC Corp.	178,200	4,702,698
Emerson Electric Co.	102,000	5,653,860
Empire State Realty Trust, Inc., REIT	80,325	1,370,345
Enanta Pharmaceuticals, Inc.*(a)	10,900	490,391
Energizer Holdings, Inc.*	14,300	1,881,165
Entergy Corp.	15,469	1,090,565
Equity LifeStyle Properties, Inc., REIT	32,811	1,725,202
Equity One, Inc., REIT	34,937	815,430
Equity Residential, REIT	45,791	3,213,154
Essex Property Trust, Inc., REIT	11,204	2,380,850
Estee Lauder Cos., Inc. (The) (Class A Stock)	14,000	1,213,240
Everest Re Group Ltd.	15,800	2,875,758
Exponent, Inc.	1,622	72,633
Express Scripts Holding Co.*(a)	13,400	1,191,796
Exxon Mobil Corp.	71,500	5,948,800
FBL Financial Group, Inc. (Class A Stock)	6,204	358,095
Federal Realty Investment Trust, REIT	15,655	2,005,249

SEE NOTES TO FINANCIAL STATEMENTS.

A328

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
Fifth Third Bancorp	151,700	$3,158,394
Fiserv, Inc.*	4,453	368,842
FLIR Systems, Inc.	18,200	560,924
Flowserve Corp.	31,300	1,648,258
FMC Technologies, Inc.*	18,200	755,118
Foot Locker, Inc.	8,200	549,482
Franklin Resources, Inc.	27,000	1,323,810
GameStop Corp. (Class A Stock)(a)	34,300	1,473,528
Gannett Co., Inc.*	16,100	225,239
Gap, Inc. (The)(a)	40,500	1,545,885
Garmin Ltd.	49,900	2,192,107
General Dynamics Corp.	49,432	7,004,020
General Growth Properties, Inc., REIT	81,116	2,081,437
General Mills, Inc.	71,332	3,974,619
Gentex Corp.	64,902	1,065,691
Genuine Parts Co.	21,758	1,947,994
Genworth Financial, Inc. (Class A Stock)*	31,600	239,212
Gilead Sciences, Inc.	60,100	7,036,508
Goldman Sachs Group, Inc. (The)	32,780	6,844,136
Government Properties Income Trust, REIT(a)	4,200	77,910
Guess?, Inc.	17,400	333,558
Harris Corp.	36,700	2,822,597
HCA Holdings, Inc.*	20,800	1,886,976
HCI Group, Inc.	4,000	176,840
Health Care REIT, Inc., REIT	38,022	2,495,384
Health Net, Inc.*	22,300	1,429,876
Hess Corp.	17,125	1,145,320
Hewlett-Packard Co.	90,691	2,721,637
Hillenbrand, Inc.	50,393	1,547,065
Honeywell International, Inc.	44,300	4,517,271
Horace Mann Educators Corp.	57,100	2,077,298
Hubbell, Inc. (Class B Stock)	23,900	2,587,892
Huntington Ingalls Industries, Inc.	30,900	3,479,031
Illinois Tool Works, Inc.	20,800	1,909,232
Ingredion, Inc.	3,500	279,335
Intel Corp.	258,332	7,857,168
Inteliquent, Inc.	4,900	90,160
International Bancshares Corp.	47,700	1,281,699
International Business Machines Corp.	43,426	7,063,673
International Paper Co.	66,523	3,165,830
Intuit, Inc.	6,100	614,697
j2 Global, Inc.(a)	4,292	291,598
Jack Henry & Associates, Inc.	13,000	841,100
Johnson & Johnson	97,866	9,538,020
JPMorgan Chase & Co.(a)	119,500	8,097,320
Kellogg Co.	18,666	1,170,358
Keysight Technologies, Inc.*	43,500	1,356,765
Kilroy Realty Corp., REIT	15,475	1,039,146
Kimberly-Clark Corp.	26,587	2,817,424
KLA-TenCor Corp.	19,300	1,084,853
Kohl’s Corp.	7,100	444,531
L-3 Communications Holdings, Inc.	6,300	714,294
Lancaster Colony Corp.	3,000	272,550
LaSalle Hotel Properties, REIT	38,737	1,373,614
Lear Corp.	4,800	538,848
Lexmark International, Inc. (Class A Stock)(a)	38,400	1,697,280
Liberty Media Corp. (Class A Stock)*	35,840	1,291,674
Lincoln Electric Holdings, Inc.	49,300	3,001,877

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
Lincoln National Corp.	55,300	$3,274,866
Linear Technology Corp.	47,800	2,114,194
Lockheed Martin Corp.	22,568	4,195,391
LTC Properties, Inc., REIT	3,300	137,280
LyondellBasell Industries NV (Class A Stock)	32,100	3,322,992
Marathon Oil Corp.	37,500	995,250
Marathon Petroleum Corp.	50,600	2,646,886
Maxim Integrated Products, Inc.	70,600	2,440,995
MBIA, Inc.*	34,100	204,941
McDonald’s Corp.	37,796	3,593,266
McKesson Corp.	4,400	989,164
Medallion Financial Corp.	5,700	47,595
MEDNAX, Inc.*	20,500	1,519,255
Medtronic PLC	22,300	1,652,430
Merck & Co., Inc.	100,400	5,715,772
Meredith Corp.	10,900	568,435
Meridian Bioscience, Inc.	36,700	684,088
Mettler-Toledo International, Inc.*	3,989	1,362,084
Microchip Technology, Inc.(a)	38,400	1,821,120
Microsoft Corp.	155,600	6,869,740
Molina Healthcare, Inc.*(a)	31,000	2,179,300
Mosaic Co. (The)	32,100	1,503,885
MSC Industrial Direct Co., Inc. (Class A Stock)	12,000	837,240
National Oilwell Varco, Inc.	24,500	1,182,860
National Western Life Insurance Co. (Class A Stock)	3,000	718,470
NetApp, Inc.	79,500	2,509,020
NeuStar, Inc. (Class A Stock)*(a)	63,400	1,851,914
New York Community Bancorp, Inc.(a)	76,282	1,402,063
Norfolk Southern Corp.	29,000	2,533,440
Northern Trust Corp.	17,800	1,360,988
Northrop Grumman Corp.	28,600	4,536,818
Occidental Petroleum Corp.	65,300	5,078,381
Oceaneering International, Inc.	9,500	442,605
Omnicom Group, Inc.	17,036	1,183,832
Oracle Corp.	161,800	6,520,540
Outerwall, Inc.	5,200	395,772
Packaging Corp. of America	44,900	2,805,801
Parker Hannifin Corp.(a)	39,700	4,618,301
PartnerRe Ltd.	10,271	1,319,823
Paychex, Inc.(a)	79,308	3,717,959
Pebblebrook Hotel Trust, REIT	48,664	2,086,712
PepsiCo, Inc.	41,506	3,874,170
PetMed Express, Inc.(a)	19,400	335,038
Pfizer, Inc.	294,041	9,859,195
Philip Morris International, Inc.	40,141	3,218,104
Phillips 66	7,350	592,116
Plum Creek Timber Co., Inc., REIT	30,905	1,253,816
PNC Financial Services Group, Inc. (The)	63,800	6,102,470
Polaris Industries, Inc.	7,400	1,096,014
Praxair, Inc.	9,697	1,159,276
Priceline Group, Inc. (The)*	636	732,271
Primerica, Inc.	10,079	460,510
Principal Financial Group, Inc.	80,100	4,108,329
ProAssurance Corp.	10,300	475,963
Procter & Gamble Co. (The)	45,034	3,523,460
Prologis, Inc., REIT	53,503	1,984,961
Public Service Enterprise Group, Inc.	20,400	801,312

SEE NOTES TO FINANCIAL STATEMENTS.

A329

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
Public Storage, REIT	19,101	$3,521,651
QUALCOMM, Inc.	82,200	5,148,186
Quality Systems, Inc.	104,500	1,731,565
Quest Diagnostics, Inc.	76,300	5,533,276
Ralph Lauren Corp.	4,200	555,912
Raven Industries, Inc.	32,800	666,824
Raytheon Co.	40,600	3,884,608
RenaissanceRe Holdings Ltd.	26,100	2,649,411
ResMed, Inc.	31,700	1,786,929
Reynolds American, Inc.	13,500	1,007,910
Rock-Tenn Co. (Class A Stock)	10,500	632,100
Rockwell Automation, Inc.	26,800	3,340,352
Rockwell Collins, Inc.	7,700	711,095
Roper Technologies, Inc.	6,100	1,052,006
Ross Stores, Inc.	13,800	670,818
RPX Corp.*	4,000	67,600
RR Donnelley & Sons Co.(a)	25,800	449,694
Sabra Health Care REIT, Inc., REIT	32,315	831,788
Schlumberger Ltd.	21,700	1,870,323
Schweitzer-Mauduit International, Inc.	12,800	510,464
Scripps Networks Interactive, Inc. (Class A Stock)(a)	38,400	2,510,208
Seagate Technology PLC(a)	10,100	479,750
Select Income REIT, REIT	20,702	427,289
Simon Property Group, Inc., REIT	27,828	4,814,801
SL Green Realty Corp., REIT	11,754	1,291,647
Snap-on, Inc.	1,700	270,725
SolarWinds, Inc.*	6,100	281,393
Sonoco Products Co.	16,300	698,618
Southern Co. (The)	30,777	1,289,556
St. Jude Medical, Inc.	33,400	2,440,538
Stanley Black & Decker, Inc.	7,300	768,252
Strayer Education, Inc.*	4,700	202,570
Stryker Corp.	44,300	4,233,751
Sunstone Hotel Investors, Inc., REIT	70,035	1,051,225
Symantec Corp.	54,900	1,276,425
Symetra Financial Corp.	101,100	2,443,587
Syntel, Inc.*	15,600	740,688
T. Rowe Price Group, Inc.	16,100	1,251,453
Taubman Centers, Inc., REIT	16,074	1,117,143
TEGNA, Inc.	32,200	1,032,654
Teradata Corp.*(a)	19,900	736,300
Terra Nitrogen Co. LP, MLP	8,700	1,053,483
Texas Instruments, Inc.	66,700	3,435,717
Thor Industries, Inc.	27,600	1,553,328
TJX Cos., Inc. (The)	9,200	608,764
Torchmark Corp.	48,005	2,794,851
Toro Co. (The)	5,100	345,678
Transocean Ltd.(a)	31,700	511,004
Tupperware Brands Corp.(a)	31,100	2,007,194
U.S. Bancorp	27,741	1,203,959
Union Pacific Corp.	24,900	2,374,713
United Technologies Corp.	27,400	3,039,482
UnitedHealth Group, Inc.	63,600	7,759,200
Universal Health Services, Inc. (Class B Stock)	7,900	1,122,590
Universal Insurance Holdings, Inc.	18,400	445,280
USANA Health Sciences, Inc.*	1,889	258,151
Valero Energy Corp.	85,600	5,358,560
Validus Holdings Ltd.	18,500	813,815

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
Varian Medical Systems, Inc.*(a)	27,377	$2,308,702
Vera Bradley, Inc.*	16,500	185,955
Verizon Communications, Inc.	150,924	7,034,568
Viacom, Inc. (Class B Stock)	27,800	1,796,992
Vornado Realty Trust, REIT	17,471	1,658,522
Voya Financial, Inc.	29,957	1,392,102
W.W. Grainger, Inc.(a)	3,000	709,950
Waddell & Reed Financial, Inc. (Class A Stock)	41,000	1,939,710
Wal-Mart Stores, Inc.	81,876	5,807,465
Waste Management, Inc.	30,142	1,397,082
Waters Corp.*	4,600	590,548
Wells Fargo & Co.	67,745	3,809,979
Western Digital Corp.	38,900	3,050,538
Western Union Co. (The)(a)	155,300	3,157,249
Westlake Chemical Corp.	36,100	2,476,099
Wiley, (John) & Sons, Inc. (Class A Stock)	24,200	1,315,754
World Acceptance Corp.*(a)	6,000	369,060
Xerox Corp.	113,360	1,206,150
Xilinx, Inc.	57,500	2,539,200
Zimmer Holdings, Inc.	55,800	6,095,034

		655,319,412

TOTAL COMMON STOCKS (cost $1,295,577,200)		1,293,128,750

EXCHANGE TRADED FUNDS — 1.4%
iShares MSCI Emerging Markets ETF(a)	858,762	34,024,150
iShares MSCI South Korea Capped ETF	344,931	19,009,147

TOTAL EXCHANGE TRADED FUNDS (cost $56,869,472)		53,033,297

PREFERRED STOCKS — 0.1%
Brazil — 0.1%
AES Tiete SA (PRFC)	69,100	385,827
Banco do Estado do Rio Grande do Sul SA (PRFC B)	47,600	137,330
Cia Energetica de Sao Paulo (PRFC B)	27,400	172,467
Itausa - Investimentos Itau SA (PRFC)	216,040	619,818
Vale SA (PRFC)	111,900	563,621
Vale SA (PRFC), ADR	113,200	571,660

		2,450,723

Germany
Fuchs Petrolub SE (PRFC)	7,006	296,234
STO SE & Co. AG KGaA (PRFC)	920	144,413

		440,647

United States
Morgan Stanley, Series I, 6.375%	43,800	1,115,148

TOTAL PREFERRED STOCKS (cost $6,050,601)		4,006,518

	Units
RIGHTS*
Canada
Constellation Software, Inc., expiring 09/15/15

SEE NOTES TO FINANCIAL STATEMENTS.

A330

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

RIGHTS* (continued)	Units	Value (Note 2)
Canada (continued)
(cost $1,004)	1,800	$360

	Shares
UNAFFILIATED MUTUAL FUNDS — 6.2%
Goldman Sachs Small Cap Value Fund (Institutional Shares)	1,078,145	61,454,271
T. Rowe Price Value Fund (Retail Shares)	4,688,891	164,439,407

TOTAL UNAFFILIATED MUTUAL FUNDS
(cost $183,846,039)		225,893,678

	Units
WARRANTS*
Hong Kong
Sun Hung Kai Properties Ltd., expiring 04/22/16 (cost $0)	18,833	66,935

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 2.2%
Non-Residential Mortgage-Backed Securities — 2.2%
CLI Funding V LLC,
Series 2013-2A, Class NOTE, 144A
3.220%	06/18/28	2,026	2,035,669
Series 2014-2A, Class A, 144A
3.380%	10/18/29	3,239	3,255,585
Cronos Containers Program I Ltd. (Bermuda),
Series 2014-2A, Class A, 144A
3.270%	11/18/29	2,249	2,258,598
ECAF I Ltd.,
Series 2015-1A, Class A1, 144A
3.473%	06/15/40	8,330	8,330,000
Global SC Finance II SRL (Barbados),
Series 2013-1A, Class A, 144A
2.980%	04/17/28	1,547	1,542,052
Series 2014-1A, Class A1, 144A
3.190%	07/17/29	3,361	3,354,381
Longtrain Leasing III LLC,
Series 2015-1A, Class A2, 144A
4.060%	01/15/45	8,525	8,383,127
OneMain Financial Issuance Trust,
Series 2015-1A, Class A, 144A
3.190%	03/18/26	11,350	11,511,284
SoFi Professional Loan Program,
Series 2015-B, Class A1, 144A
1.306%(c)	04/25/35	980	980,000
SpringCastle America Funding LLC,
Series 2014-AA, Class B, 144A
4.610%	10/25/27	4,195	4,290,331
TAL Advantage V LLC,
Series 2014-1A, Class B, 144A
4.100%	02/22/39	5,919	5,976,715
Trip Rail Master Funding LLC,
Series 2011-1A, Class A2, 144A
6.024%	07/15/41	7,920	8,895,427

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Non-Residential Mortgage-Backed Securities (continued)
United Auto Credit Securitization Trust,
Series 2015-1, Class C, 144A
2.250%	06/17/19	8,860	$8,907,764
Wendys Funding LLC,
Series 2015-1A, Class A2I, 144A
3.371%	06/15/45	9,727	9,712,380

TOTAL ASSET-BACKED SECURITIES (cost $79,856,388)			79,433,313

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.3%
DECO Series (Ireland),
Series 2012-MHLX, Class A, RegS
2.843%(c)	07/28/21	GBP 5,889	9,259,769
Government National Mortgage Assoc.,
Series 2011-147, Class IO, IO
1.025%(c)	10/16/44	5,152	251,385
Series 2012-78, Class IO, IO
0.830%(c)	06/16/52	3,973	221,424
Series 2014-155, Class IB, IO
1.344%(c)	08/16/55	2,667	239,902
Series 2014-45, Class BI, IO
0.843%(c)	07/16/54	2,804	187,138

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $10,618,291)			10,159,618

CORPORATE BONDS — 22.9%
Australia — 0.1%
BHP Billiton Finance USA Ltd.,
Gtd. Notes
5.000%	09/30/43	2,245	2,330,386

Belgium
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
3.750%	07/15/42	2,215	1,955,632

Brazil — 0.1%
Marfrig Holding Europe BV,
Gtd. Notes, 144A
6.875%	06/24/19	640	609,600
Petrobras Global Finance BV,
Gtd. Notes
3.000%	01/15/19	2,455	2,268,813

			2,878,413

Canada — 0.4%
Barrick North America Finance LLC,
Gtd. Notes
4.400%	05/30/21	2,875	2,936,835
Calfrac Holdings LP,
Gtd. Notes, 144A
7.500%	12/01/20	514	474,628
Canadian Natural Resources Ltd.,
Sr. Unsec’d. Notes
5.700%	05/15/17	700	753,212

SEE NOTES TO FINANCIAL STATEMENTS.

A331

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Canada (continued)
Canadian Pacific Railway Ltd.,
Sr. Unsec’d. Notes
5.750%	01/15/42		2,510	$2,901,545
Cogeco Cable, Inc.,
Gtd. Notes, 144A
4.875%	05/01/20		1,655	1,679,825
Gibson Energy, Inc.,
Gtd. Notes, 144A
6.750%	07/15/21		910	939,575
Suncor Energy, Inc.,
Sr. Unsec’d. Notes
6.100%	06/01/18	(a)	700	780,616
6.850%	06/01/39		1,445	1,816,898
Videotron Ltd.,
Gtd. Notes, 144A
5.375%	06/15/24		1,395	1,395,000

				13,678,134

Chile — 0.1%
Banco Santander Chile,
Sr. Unsec’d. Notes, 144A
3.875%	09/20/22		2,115	2,137,937
Corp. Nacional del Cobre de Chile,
Sr. Unsec’d. Notes, 144A
4.875%	11/04/44	(a)	1,220	1,165,278
VTR Finance BV,
Sr. Sec’d. Notes, 144A
6.875%	01/15/24		650	664,203

				3,967,418

China — 0.1%
CNOOC Finance 2013 Ltd.,
Gtd. Notes
3.000%	05/09/23		2,260	2,141,047

Denmark — 0.1%
Danske Bank A/S,
Sr. Unsec’d. Notes, 144A
3.875%	04/14/16		2,355	2,407,399

France — 0.7%
BNP Paribas SA,
Sr. Unsec’d. Notes, MTN
2.375%	09/14/17		2,075	2,106,079
BPCE SA,
Gtd. Notes
2.500%	12/10/18		5,150	5,225,283
Gtd. Notes, MTN
2.250%	01/27/20	(a)	3,790	3,753,661
Sub. Notes, 144A
4.500%	03/15/25		2,590	2,504,553
5.700%	10/22/23		1,785	1,881,597
Electricite de France SA,
Sr. Unsec’d. Notes, 144A
6.500%	01/26/19		1,230	1,419,555
Numericable-SFR SAS,
Sr. Sec’d. Notes, 144A
6.000%	05/15/22		1,895	1,867,759
Societe Generale SA,
Gtd. Notes
2.750%	10/12/17		2,785	2,854,511

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
France (continued)
Sub. Notes, 144A
5.000%	01/17/24	(a)	1,560	$1,562,115
Total Capital SA,
Gtd. Notes
2.300%	03/15/16		1,170	1,184,764

				24,359,877

Germany — 0.3%
Deutsche Telekom International Finance BV,
Gtd. Notes, 144A
2.250%	03/06/17		800	809,241
KFW,
Gov’t. Gtd. Notes, MTN
2.750%	09/08/20	(a)	3,035	3,167,381
Schaeffler Finance BV,
Sr. Sec’d. Notes, 144A
4.250%	05/15/21		225	219,375
4.750%	05/15/21		300	301,500
Schaeffler Holding Finance BV,
Sr. Sec’d. Notes, PIK, 144A
6.750%	11/15/22		500	539,375
Siemens Financieringsmaatschappij NV,
Gtd. Notes, 144A
4.400%	05/27/45		4,290	4,238,190
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH,
Sr. Sec’d. Notes, 144A
5.500%	01/15/23		940	958,213
ZF North America Capital, Inc.,
Gtd. Notes, 144A
4.000%	04/29/20		925	923,844

				11,157,119

Ireland — 0.2%
Fly Leasing Ltd.,
Sr. Unsec’d. Notes
6.375%	10/15/21		530	536,625
6.750%	12/15/20		1,500	1,545,000
James Hardie International Finance Ltd.,
Gtd. Notes, 144A
5.875%	02/15/23		935	963,050
XLIT Ltd.,
Gtd. Notes
5.500%	03/31/45		2,880	2,708,231
5.750%	10/01/21		1,170	1,340,187

				7,093,093

Italy — 0.1%
Telecom Italia SpA,
Sr. Unsec’d. Notes, 144A
5.303%	05/30/24	(a)	1,710	1,703,588
Wind Acquisition Finance SA,
Sec’d. Notes, 144A
7.375%	04/23/21		775	783,719

				2,487,307

Jamaica
Digicel Ltd.,
Gtd. Notes, 144A
6.750%	03/01/23		680	666,604

SEE NOTES TO FINANCIAL STATEMENTS.

A332

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Luxembourg — 0.2%
Aguila 3 SA,
Sr. Sec’d. Notes, 144A
7.875%	01/31/18	(a)	680	$673,200
Altice SA,
Gtd. Notes, 144A
7.750%	05/15/22	(a)	1,000	967,500
ArcelorMittal,
Sr. Unsec’d. Notes
6.125%	06/01/25		1,015	1,011,828
7.750%	10/15/39		988	983,060
Ardagh Finance Holdings SA,
Sr. Unsec’d. Notes, PIK, 144A
8.625%	06/15/19	(a)	695	719,782
INEOS Group Holdings SA,
Sec’d. Notes, 144A
6.125%	08/15/18	(a)	200	204,250
Intelsat Jackson Holdings SA,
Gtd. Notes
6.625%	12/15/22		505	459,550
Intelsat Luxembourg SA,
Gtd. Notes
8.125%	06/01/23	(a)	1,115	925,450
Millicom International Cellular SA,
Sr. Unsec’d. Notes, 144A
6.000%	03/15/25		500	482,500

				6,427,120

Mexico — 0.4%
Comision Federal de Electricidad,
Sr. Unsec’d. Notes, 144A
4.875%	05/26/21		3,070	3,208,150
Fermaca Enterprises S de RL de CV,
Sr. Sec’d. Notes, 144A
6.375%	03/30/38		1,509	1,531,592
Petroleos Mexicanos,
Gtd. Notes
4.875%	01/24/22		5,050	5,251,344
4.875%	01/18/24		2,100	2,152,500
6.375%	01/23/45		4,230	4,341,038

				16,484,624

Netherlands — 0.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust,
Gtd. Notes, 144A
4.500%	05/15/21	(a)	1,375	1,381,875
Constellium NV,
Sr. Unsec’d. Notes, 144A
8.000%	01/15/23	(a)	600	615,000
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
Gtd. Notes
3.950%	11/09/22		2,130	2,129,715
Sr. Unsec’d. Notes
2.250%	01/14/19		1,290	1,298,430
Koninklijke KPN NV,
Sr. Sub. Notes, 144A
7.000%(c)	03/28/73		1,180	1,233,100
Schaeffler Finance BV
, RegS
4.250%	05/15/21		1,355	1,321,125

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Netherlands (continued)
Sensata Technologies BV,
Gtd. Notes, 144A
5.000%	10/01/25		215	$209,356
5.625%	11/01/24		570	589,950
Shell International Finance BV,
Gtd. Notes
2.375%	08/21/22	(a)	3,000	2,899,890

				11,678,441

New Zealand — 0.1%
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II,
Gtd. Notes, 144A
5.625%	12/15/16		1,450	1,447,281
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
Sr. Sec’d. Notes
5.750%	10/15/20		1,000	1,025,000

				2,472,281

Peru
BBVA Banco Continental SA,
Sr. Unsec’d. Notes, 144A
3.250%	04/08/18		1,700	1,723,375

Poland
Eileme 2 AB,
Sr. Sec’d. Notes, 144A
11.625%	01/31/20		285	316,321

Spain
BBVA US Sr. SAU,
Gtd. Notes
4.664%	10/09/15		1,455	1,468,939

Sweden
Swedbank Hypotek AB,
Covered Bonds, 144A
2.375%	04/05/17		1,390	1,421,390

Switzerland — 0.4%
Credit Suisse,
Sr. Unsec’d. Notes
1.700%	04/27/18		4,330	4,299,824
Glencore Funding LLC,
Gtd. Notes, 144A
1.336%(c)	04/16/18		3,775	3,772,931
UBS AG,
Covered Bonds, 144A
2.250%	03/30/17		2,630	2,690,330
Sr. Unsec’d. Notes, MTN
0.981%(c)	03/26/18		6,020	6,018,200

				16,781,285

United Kingdom — 1.4%
Ashtead Capital, Inc.,
Sec’d. Notes, 144A
6.500%	07/15/22		785	832,100
Barclays Bank PLC,
Sr. Unsec’d. Notes
6.750%	05/22/19		1,150	1,333,600
Sub. Notes
5.140%	10/14/20		1,045	1,135,891

SEE NOTES TO FINANCIAL STATEMENTS.

A333

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United Kingdom (continued)
Barclays PLC,
Sr. Unsec’d. Notes
3.650%	03/16/25		4,410	$4,170,969
Fiat Chrysler Automobiles NV,
Sr. Unsec’d. Notes, 144A
5.250%	04/15/23		600	588,120
HSBC Holdings PLC,
Sr. Unsec’d. Notes
4.000%	03/30/22		5,745	6,014,866
4.875%	01/14/22		3,885	4,284,157
Sub. Notes
5.250%	03/14/44		1,865	1,934,509
Inmarsat Finance PLC,
Gtd. Notes, 144A
4.875%	05/15/22		1,115	1,075,975
Jaguar Land Rover Automotive PLC,
Gtd. Notes, 144A
3.500%	03/15/20		400	392,500
5.625%	02/01/23		500	517,500
Lloyds Bank PLC,
Gtd. Notes
2.300%	11/27/18		970	980,254
Rio Tinto Finance USA Ltd.,
Gtd. Notes
4.125%	05/20/21		465	492,276
7.125%	07/15/28		825	1,044,991
Rio Tinto Finance USA PLC,
Gtd. Notes
2.250%	12/14/18		3,010	3,026,904
3.500%	03/22/22		1,885	1,901,134
Royal Bank of Scotland Group PLC,
Sr. Unsec’d. Notes
1.875%	03/31/17		5,495	5,467,063
Sub. Notes
5.125%	05/28/24	(a)	900	898,905
6.000%	12/19/23		395	418,278
6.100%	06/10/23		1,050	1,116,399
Royal Bank of Scotland PLC (The),
Gtd. Notes
5.625%	08/24/20		4,695	5,285,063
Sable International Finance Ltd.,
Sr. Sec’d. Notes, 144A
8.750%	02/01/20		720	770,400
Standard Chartered PLC,
Sr. Unsec’d. Notes, 144A
1.700%	04/17/18	(a)	4,880	4,859,894
UBM PLC,
Sr. Unsec’d. Notes, 144A
5.750%	11/03/20		1,980	2,136,612
Virgin Media Finance PLC,
Gtd. Notes, 144A
5.750%	01/15/25		1,000	1,000,000

				51,678,360

United States — 17.9%
21st Century Fox America, Inc.,
Gtd. Notes
4.500%	02/15/21		3,300	3,582,790

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.000%	11/06/18		3,715	$3,716,638
2.500%	05/14/20		5,415	5,359,448
3.200%	11/06/22		615	608,975
Academy Ltd./Academy Finance Corp.,
Gtd. Notes, 144A
9.250%	08/01/19		1,034	1,086,424
Access Midstream Partners LP/ACMP Finance Corp.,
Sr. Unsec’d. Notes
6.125%	07/15/22		240	255,000
Actavis Funding SCS,
Gtd. Notes
4.550%	03/15/35		1,220	1,159,942
4.750%	03/15/45		3,405	3,241,744
4.850%	06/15/44		1,430	1,379,655
Activision Blizzard, Inc.,
Gtd. Notes, 144A
5.625%	09/15/21		1,125	1,178,437
AES Corp.,
Sr. Unsec’d. Notes
3.283%(c)	06/01/19		1,475	1,475,000
4.875%	05/15/23	(a)	815	766,100
5.500%	03/15/24	(a)	245	235,813
Ahern Rentals, Inc.,
Sec’d. Notes, 144A
7.375%	05/15/23		1,790	1,767,625
Aircastle Ltd.,
Sr. Unsec’d. Notes
4.625%	12/15/18		465	478,950
5.500%	02/15/22		1,220	1,245,169
Alere, Inc.,
Gtd. Notes, 144A
6.375%	07/01/23		1,055	1,073,463
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
3.900%	06/15/23		1,080	1,075,493
4.500%	07/30/29		425	425,803
Alliance Data Systems Corp.,
Gtd. Notes, 144A
5.375%	08/01/22		945	930,825
Alliance One International, Inc.,
Sec’d. Notes
9.875%	07/15/21	(a)	764	668,500
Ally Financial, Inc.,
Gtd. Notes
7.500%	09/15/20		2,396	2,791,340
Sr. Unsec’d. Notes
4.125%	02/13/22		2,275	2,184,000
5.125%	09/30/24		335	335,837
Altria Group, Inc.,
Gtd. Notes
4.750%	05/05/21		1,520	1,647,154
10.200%	02/06/39		888	1,462,296
American Campus Communities Operating Partnership LP,
Gtd. Notes
3.750%	04/15/23		2,165	2,125,991

SEE NOTES TO FINANCIAL STATEMENTS.

A334

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
American Express Centurion Bank,
Sr. Unsec’d. Notes, MTN
6.000%	09/13/17		1,500	$1,639,843
American Express Co.,
Jr. Sub. Notes
4.900%(c)	12/29/49		580	561,904
American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN
0.549%(c)	06/05/17		5,510	5,481,464
American International Group, Inc.,
Sr. Unsec’d. Notes
4.375%	01/15/55		2,125	1,892,601
6.400%	12/15/20		3,330	3,958,854
Sr. Unsec’d. Notes, MTN
5.600%	10/18/16		1,675	1,767,294
AmeriGas Finance LLC/AmeriGas Finance Corp.,
Gtd. Notes
6.750%	05/20/20		1,210	1,273,525
AmerisourceBergen Corp.,
Sr. Unsec’d. Notes
4.250%	03/01/45		1,770	1,606,788
Amgen, Inc.,
Sr. Unsec’d. Notes
3.875%	11/15/21		1,960	2,055,450
4.500%	03/15/20		1,945	2,120,585
Amkor Technology, Inc.,
Sr. Unsec’d. Notes
6.625%	06/01/21		1,080	1,096,200
Anthem, Inc.,
Sr. Unsec’d. Notes
4.625%	05/15/42		1,465	1,339,095
Aon PLC,
Gtd. Notes
4.600%	06/14/44	(a)	3,990	3,806,727
Apache Corp.,
Sr. Unsec’d. Notes
6.900%	09/15/18		3,220	3,685,364
Apple, Inc.,
Sr. Unsec’d. Notes
2.400%	05/03/23	(a)	4,550	4,352,626
Argos Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
7.125%	03/15/23		600	628,500
AT&T, Inc.,
Sr. Unsec’d. Notes
4.350%	06/15/45		2,350	2,006,233
4.500%	05/15/35		2,475	2,275,235
4.750%	05/15/46		2,525	2,297,684
AutoZone, Inc.,
Sr. Unsec’d. Notes
2.875%	01/15/23		3,795	3,635,249
Bank of America Corp.,
Jr. Sub. Notes
5.200%(c)	12/29/49	(a)	1,260	1,204,875
6.500%(c)	10/29/49		420	434,700
Sr. Unsec’d. Notes, MTN
3.300%	01/11/23		1,295	1,275,364
5.000%	01/21/44		1,265	1,313,428
5.625%	07/01/20		7,585	8,548,735

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Sub. Notes, MTN
3.950%	04/21/25		3,860	$3,717,913
4.200%	08/26/24		2,760	2,753,354
Bank of America NA,
Sr. Unsec’d. Notes
1.750%	06/05/18		4,050	4,041,288
Sub. Notes
6.100%	06/15/17		1,400	1,516,336
Becton Dickinson and Co.,
Sr. Unsec’d. Notes
4.685%	12/15/44		2,220	2,148,165
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
5.750%	04/01/18		900	995,846
6.500%	09/15/37		2,970	3,643,593
BlueLine Rental Finance Corp.,
Sec’d. Notes, 144A
7.000%	02/01/19		375	385,313
BorgWarner, Inc.,
Sr. Unsec’d. Notes
4.375%	03/15/45		2,530	2,366,916
Boston Properties LP,
Sr. Unsec’d. Notes
3.125%	09/01/23		1,095	1,064,434
Boston Scientific Corp.,
Sr. Unsec’d. Notes
2.650%	10/01/18		1,560	1,582,472
Boyd Gaming Corp.,
Gtd. Notes
6.875%	05/15/23		1,190	1,219,750
BreitBurn Energy Partners LP/BreitBurn Finance Corp.,
Gtd. Notes
7.875%	04/15/22		550	456,500
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.400%	03/15/42		2,160	2,075,106
BWAY Holding Co.,
Sr. Unsec’d. Notes, 144A
9.125%	08/15/21		1,675	1,725,250
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties,
Sr. Sec’d. Notes
8.000%	10/01/20		665	626,350
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc.,
Sec’d. Notes, 144A
9.375%	05/01/22	(a)	435	326,250
California Resources Corp.,
Gtd. Notes
5.500%	09/15/21	(a)	528	459,466
Calpine Corp.,
Sr. Sec’d. Notes, 144A
6.000%	01/15/22		375	396,563
Sr. Unsec’d. Notes
5.750%	01/15/25	(a)	1,435	1,395,537
Capital One Bank USA NA,
Sr. Unsec’d. Notes
1.300%	06/05/17		2,310	2,295,676

SEE NOTES TO FINANCIAL STATEMENTS.

A335

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.200%	02/05/25(a)	3,065	$2,899,147
Capital One NA/Mclean VA,
Sr. Unsec’d. Notes
2.950%	07/23/21	2,620	2,582,544
CBS Corp.,
Gtd. Notes
4.600%	01/15/45(a)	840	750,038
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes
5.125%	02/15/23	905	882,375
5.250%	09/30/22	2,280	2,245,800
CDW LLC/CDW Finance Corp.,
Gtd. Notes
5.000%	09/01/23	225	221,063
6.000%	08/15/22(a)	430	443,975
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.,
Gtd. Notes
5.375%	06/01/24	315	318,528
CenturyLink, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	04/01/25	301	271,653
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	12/15/21	500	454,063
Chaparral Energy, Inc.,
Gtd. Notes
9.875%	10/01/20	670	546,050
Chesapeake Energy Corp.,
Gtd. Notes
4.875%	04/15/22(a)	755	654,963
5.375%	06/15/21(a)	605	547,525
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP,
Sr. Unsec’d. Notes, 144A
2.450%	05/01/20	2,290	2,275,367
CHS/Community Health Systems, Inc.,
Gtd. Notes
6.875%	02/01/22	1,105	1,165,775
Sr. Sec’d. Notes
5.125%	08/01/21	640	652,000
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
5.500%	01/15/40	1,900	2,165,559
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.000%	08/15/22(a)	1,590	1,574,100
5.000%	08/01/23(a)	500	492,500
Citigroup, Inc.,
Jr. Sub. Notes
5.350%(c)	04/29/49(a)	670	630,805
Sr. Unsec’d. Notes
0.967%(c)	04/27/18	3,390	3,379,661
8.125%	07/15/39	2,565	3,681,704
Sub. Notes
4.300%	11/20/26(a)	6,025	5,891,378
Claire’s Stores, Inc.,
Gtd. Notes, 144A
7.750%	06/01/20(a)	475	163,875

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Comcast Corp.,
Gtd. Notes
4.500%	01/15/43(a)	1,965	$1,921,444
4.750%	03/01/44(a)	920	933,932
Commonwealth Edison Co.,
First Mortgage
3.700%	03/01/45	2,765	2,482,608
CommScope Technologies Finance LLC,
Sr. Sec’d. Notes, 144A
6.000%	06/15/25	1,075	1,070,969
CommScope, Inc.,
Gtd. Notes, 144A
5.000%	06/15/21	195	190,125
Continental Resources, Inc.,
Gtd. Notes
5.000%	09/15/22	542	531,502
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
Gtd. Notes
6.125%	03/01/22(a)	1,190	1,213,800
Crimson Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	05/15/22(a)	560	491,400
CSX Corp.,
Sr. Unsec’d. Notes
6.150%	05/01/37	940	1,118,444
CVS Health Corp.,
Sr. Unsec’d. Notes
2.250%	12/05/18	2,285	2,313,211
5.750%	06/01/17	508	548,995
CyrusOne LP/CyrusOne Finance Corp.,
Gtd. Notes
6.375%	11/15/22	545	564,075
Gtd. Notes, 144A
6.375%	11/15/22	400	414,000
Dana Holding Corp.,
Sr. Unsec’d. Notes
5.375%	09/15/21	740	758,500
DaVita HealthCare Partners, Inc.,
Gtd. Notes
5.125%	07/15/24	1,385	1,361,628
Delphi Corp.,
Gtd. Notes
4.150%	03/15/24	1,850	1,912,388
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.000%	06/15/45	525	518,287
Digital Realty Trust LP,
Gtd. Notes
3.950%	07/01/22	2,885	2,879,016
5.250%	03/15/21	1,305	1,428,140
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
2.400%	03/15/17	4,350	4,407,459
5.150%	03/15/42(a)	365	343,393
Discover Bank,
Sr. Unsec’d. Notes
2.000%	02/21/18	3,730	3,720,873

SEE NOTES TO FINANCIAL STATEMENTS.

A336

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
DISH DBS Corp.,
Gtd. Notes
4.250%	04/01/18	(a)	635	$646,113
5.000%	03/15/23		1,485	1,373,625
5.875%	11/15/24	(a)	175	168,109
Duke Energy Carolinas LLC,
First Mortgage
4.300%	06/15/20		1,800	1,970,701
Duke Energy Corp.,
Sr. Unsec’d. Notes
5.050%	09/15/19		1,925	2,132,061
Duke Energy Florida, Inc.,
First Mortgage
6.400%	06/15/38	(a)	1,720	2,212,704
Dynegy, Inc.,
Gtd. Notes, 144A
6.750%	11/01/19		230	239,315
7.375%	11/01/22		185	193,787
7.625%	11/01/24	(a)	1,085	1,147,387
Eastman Chemical Co.,
Sr. Unsec’d. Notes
2.700%	01/15/20		522	520,306
4.650%	10/15/44		2,220	2,103,204
4.800%	09/01/42		440	422,031
Eco Services Operations LLC/Eco Finance Corp.,
Sr. Unsec’d. Notes, 144A
8.500%	11/01/22		303	304,515
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
7.000%	08/15/21	(a)	795	791,025
8.125%	09/15/23		275	283,594
Endo Ltd./Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
6.000%	07/15/23		610	623,725
Energy Transfer Equity LP,
Sr. Sec’d. Notes
5.875%	01/15/24		1,300	1,348,100
7.500%	10/15/20		400	451,000
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
4.150%	10/01/20		5,170	5,313,519
4.650%	06/01/21		60	61,581
Ensco PLC,
Sr. Unsec’d. Notes
4.700%	03/15/21	(a)	3,885	3,957,261
5.200%	03/15/25	(a)	402	398,006
5.750%	10/01/44	(a)	2,720	2,423,972
Enterprise Products Operating LLC,
Gtd. Notes
4.950%	10/15/54		835	777,337
6.125%	10/15/39		1,858	2,037,927
6.450%	09/01/40		835	945,601
6.650%	04/15/18		2,000	2,256,714
Envision Healthcare Corp.,
Gtd. Notes, 144A
5.125%	07/01/22		825	831,187
EP Energy LLC/Everest Acquisition Finance, Inc.,
Gtd. Notes, 144A
6.375%	06/15/23	(a)	335	335,837

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
ERP Operating LP,
Sr. Unsec’d. Notes
4.625%	12/15/21		2,600	$2,836,280
EV Energy Partners LP/EV Energy Finance Corp.,
Gtd. Notes
8.000%	04/15/19		1,140	1,060,200
Express Scripts Holding Co.,
Gtd. Notes
4.750%	11/15/21		2,360	2,560,850
Exterran Partners LP/EXLP Finance Corp.,
Gtd. Notes
6.000%	04/01/21		920	887,800
Family Tree Escrow LLC,
Gtd. Notes, 144A
5.750%	03/01/23		620	647,900
Ferrellgas LP/Ferrellgas Finance Corp.,
Gtd. Notes, 144A
6.750%	06/15/23		360	361,800
Sr. Unsec’d. Notes
6.750%	01/15/22		682	683,705
Fidelity & Guaranty Life Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	04/01/21		540	561,600
First Data Corp.,
Gtd. Notes
10.625%	06/15/21		623	689,973
11.750%	08/15/21	(a)	1,413	1,589,625
Sec’d. Notes, PIK, 144A
8.750%	01/15/22		1,436	1,526,647
First Republic Bank,
Sr. Unsec’d. Notes
2.375%	06/17/19		2,780	2,777,198
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
1.700%	05/09/16		2,150	2,152,801
4.375%	08/06/23		6,980	7,238,937
5.000%	05/15/18		1,865	2,005,039
6.625%	08/15/17		3,355	3,680,713
Freeport-McMoRan, Inc.,
Gtd. Notes
2.300%	11/14/17		1,865	1,859,256
Gannett Co., Inc.,
Gtd. Notes
5.125%	10/15/19		915	942,450
5.125%	07/15/20		230	235,750
Gtd. Notes, 144A
5.500%	09/15/24		340	336,600
GCI, Inc.,
Sr. Unsec’d. Notes
6.875%	04/15/25		625	631,250
General Electric Co.,
Sr. Unsec’d. Notes
4.125%	10/09/42		965	928,478
4.500%	03/11/44		5,110	5,189,665
General Motors Co.,
Sr. Unsec’d. Notes
3.500%	10/02/18		565	583,368

SEE NOTES TO FINANCIAL STATEMENTS.

A337

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
General Motors Financial Co., Inc.,
Gtd. Notes
2.750%	05/15/16		1,270	$1,285,174
4.375%	09/25/21		625	648,687
GenOn Americas Generation LLC,
Sr. Unsec’d. Notes
8.500%	10/01/21		900	855,000
Georgia Power Co.,
Sr. Unsec’d. Notes
4.300%	03/15/42		2,645	2,510,563
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
4.500%	04/01/21		3,740	4,103,382
4.500%	02/01/45		3,165	3,152,802
Golden Nugget Escrow, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	12/01/21	(a)	1,410	1,459,350
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes
5.375%(c)	12/29/49		1,000	987,900
Sr. Unsec’d. Notes
3.625%	01/22/23		1,495	1,485,570
5.250%	07/27/21		5,480	6,085,639
5.750%	01/24/22		2,310	2,627,553
Sr. Unsec’d. Notes, MTN
1.884%(c)	11/29/23		3,500	3,557,271
5.375%	03/15/20		3,965	4,415,107
Sub. Notes
5.150%	05/22/45		4,915	4,741,638
6.750%	10/01/37		1,630	1,911,905
Gray Television, Inc.,
Gtd. Notes
7.500%	10/01/20	(a)	1,090	1,155,400
H&E Equipment Services, Inc.,
Gtd. Notes
7.000%	09/01/22	(a)	1,075	1,108,594
Halcon Resources Corp.,
Gtd. Notes
9.750%	07/15/20	(a)	155	104,237
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
6.625%	03/30/40		815	1,016,082
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25	(a)	2,300	2,337,490
5.875%	05/01/23	(a)	1,400	1,487,500
Sr. Sec’d. Notes
5.000%	03/15/24		600	610,500
HD Supply, Inc.,
Gtd. Notes
11.500%	07/15/20		325	375,375
Health Care REIT, Inc.,
Sr. Unsec’d. Notes
4.125%	04/01/19		1,425	1,508,328
HealthSouth Corp.,
Gtd. Notes
5.750%	11/01/24		785	801,681

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Hologic, Inc.,
Gtd. Notes, 144A
5.250%	07/15/22		195	$199,144
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
4.250%	04/01/46		1,925	1,869,235
4.400%	04/01/21		3,620	3,993,273
5.950%	04/01/41		895	1,089,478
Horizon Pharma Financing, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	05/01/23		215	224,137
HSBC Finance Corp.,
Sub. Notes
6.676%	01/15/21		2,360	2,730,293
Humana, Inc.,
Sr. Unsec’d. Notes
7.200%	06/15/18		580	667,361
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
6.000%	08/01/20		1,135	1,171,887
iHeartCommunications, Inc.,
Sr. Sec’d. Notes
9.000%	12/15/19	(a)	1,250	1,191,250
Infor Software Parent LLC/Infor Software Parent, Inc.,
Gtd. Notes, PIK, 144A
7.125%	05/01/21	(a)	540	541,350
Infor US, Inc.,
Gtd. Notes, 144A
6.500%	05/15/22	(a)	1,255	1,276,963
Ingersoll-Rand Luxembourg Finance SA,
Gtd. Notes
4.650%	11/01/44		2,385	2,302,162
International Business Machines Corp.,
Sr. Unsec’d. Notes
7.625%	10/15/18		7,285	8,646,100
International Lease Finance Corp.,
Sr. Unsec’d. Notes
8.875%	09/01/17		2,005	2,240,588
International Paper Co.,
Sr. Unsec’d. Notes
5.150%	05/15/46		4,606	4,424,814
7.300%	11/15/39		895	1,095,373
Jaguar Holding Co. I,
Sr. Unsec’d. Notes, PIK, 144A
9.375%	10/15/17		255	260,406
Jaguar Holding Co. II/Jaguar Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
9.500%	12/01/19		1,100	1,171,500
JC Penney Corp., Inc.,
Gtd. Notes
6.375%	10/15/36		700	518,000
8.125%	10/01/19	(a)	200	198,000
Jones Energy Holdings LLC/Jones Energy Finance Corp.,
Gtd. Notes
6.750%	04/01/22		1,035	985,838
JPMorgan Chase & Co.,
Jr. Sub. Notes
5.300%(c)	12/29/49	(a)	570	565,782
Sr. Unsec’d. Notes

SEE NOTES TO FINANCIAL STATEMENTS.

A338

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
4.400%	07/22/20	6,100	$6,572,000
Sub. Notes
3.875%	09/10/24	10,635	10,463,840
JPMorgan Chase Bank NA,
Sub. Notes
6.000%	10/01/17	2,085	2,273,386
Kansas City Southern de Mexico SA de CV,
Sr. Unsec’d. Notes
3.000%	05/15/23	1,785	1,714,407
KB Home,
Gtd. Notes
4.750%	05/15/19	615	610,388
Kinder Morgan, Inc.,
Gtd. Notes
5.550%	06/01/45	3,585	3,313,562
Gtd. Notes, 144A
5.625%	11/15/23	750	797,804
Kindred Healthcare, Inc.,
Gtd. Notes
6.375%	04/15/22	620	619,225
Kraft Foods Group, Inc.,
Gtd. Notes
5.000%	06/04/42	1,830	1,823,635
6.500%	02/09/40	1,865	2,192,431
Kraft Heinz Foods Co.,
Gtd. Notes, 144A
5.200%	07/15/45	1,545	1,583,348
Kroger Co. (The),
Sr. Unsec’d. Notes
5.000%	04/15/42	1,205	1,251,078
5.150%	08/01/43	770	811,736
L Brands, Inc.,
Gtd. Notes
6.625%	04/01/21	955	1,049,908
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
4.700%	02/01/45	2,440	2,234,933
Lamar Media Corp.,
Gtd. Notes
5.000%	05/01/23	750	740,625
Landry’s, Inc.,
Gtd. Notes, 144A
9.375%	05/01/20	1,480	1,587,300
Lennar Corp.,
Gtd. Notes
4.750%	11/15/22	630	618,975
Levi Strauss & Co.,
Sr. Unsec’d. Notes
6.875%	05/01/22	1,105	1,179,588
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.850%	08/01/44	880	850,249
5.000%	06/01/21	1,015	1,107,627
6.500%	05/01/42	1,005	1,172,747
LifePoint Hospitals, Inc.,
Gtd. Notes
5.500%	12/01/21	790	815,675

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Linn Energy LLC/Linn Energy Finance Corp.,
Gtd. Notes
6.500%	09/15/21		1,750	$1,312,500
Live Nation Entertainment, Inc.,
Gtd. Notes, 144A
5.375%	06/15/22		245	245,000
LYB International Finance BV,
Gtd. Notes
5.250%	07/15/43		1,705	1,736,897
Macy’s Retail Holdings, Inc.,
Gtd. Notes
2.875%	02/15/23		2,050	1,973,471
5.125%	01/15/42		1,195	1,200,392
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
5.000%	09/15/54	(a)	3,625	3,284,388
5.125%	03/01/21		1,650	1,812,012
Marina District Finance Co., Inc.,
Sr. Sec’d. Notes
9.875%	08/15/18	(a)	580	595,950
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
4.800%	07/15/21		3,780	4,178,340
McGraw Hill Financial, Inc.,
Gtd. Notes, 144A
4.000%	06/15/25		300	299,703
McKesson Corp.,
Sr. Unsec’d. Notes
7.500%	02/15/19		305	359,162
MDC Partners, Inc.,
Gtd. Notes, 144A
6.750%	04/01/20		402	400,493
Medtronic, Inc.,
Gtd. Notes, 144A
4.625%	03/15/45		3,529	3,572,580
Memorial Production Partners LP/Memorial Production Finance Corp.,
Gtd. Notes
6.875%	08/01/22		190	171,855
7.625%	05/01/21		810	771,525
Men’s Wearhouse, Inc. (The),
Gtd. Notes
7.000%	07/01/22	(a)	1,100	1,177,000
Merck & Co., Inc.,
Sr. Unsec’d. Notes
2.750%	02/10/25		1,810	1,735,672
Meritor, Inc.,
Gtd. Notes
6.250%	02/15/24		1,707	1,685,663
MetLife, Inc.,
Jr. Sub. Notes
5.250%(c)	12/29/49		700	693,875
6.400%	12/15/66		4,005	4,395,488
Sr. Unsec’d. Notes
4.721%	12/15/44		2,220	2,243,963
MGM Resorts International,
Gtd. Notes
6.000%	03/15/23	(a)	700	708,750
6.875%	04/01/16		495	511,088
7.750%	03/15/22	(a)	375	412,500

SEE NOTES TO FINANCIAL STATEMENTS.

A339

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC,
Gtd. Notes
9.250%	06/01/21		395	$163,925
10.750%	10/01/20	(a)	237	99,540
Milacron LLC/Mcron Finance Corp.,
Gtd. Notes, 144A
7.750%	02/15/21		1,219	1,255,570
Modular Space Corp.,
Sec’d. Notes, 144A
10.250%	01/31/19		530	458,450
Monsanto Co.,
Sr. Unsec’d. Notes
4.700%	07/15/64		2,275	1,969,447
Morgan Stanley,
Sr. Unsec’d. Notes
3.750%	02/25/23		1,080	1,092,031
4.300%	01/27/45		1,880	1,756,666
Sr. Unsec’d. Notes, MTN
5.450%	01/09/17		5,755	6,098,574
5.500%	01/26/20		2,660	2,968,547
5.500%	07/28/21		1,580	1,782,381
Sub. Notes, MTN
4.350%	09/08/26		2,990	2,929,841
Mosaic Co. (The),
Sr. Unsec’d. Notes
3.750%	11/15/21		1,695	1,748,118
4.875%	11/15/41		270	256,415
MPG Holdco I, Inc.,
Gtd. Notes
7.375%	10/15/22		1,255	1,336,575
Multi-Color Corp.,
Gtd. Notes, 144A
6.125%	12/01/22		578	591,005
Mustang Merger Corp.,
Sr. Unsec’d. Notes, 144A
8.500%	08/15/21		990	1,004,850
Navient Corp.,
Sr. Unsec’d. Notes
5.500%	01/25/23	(a)	390	370,500
Sr. Unsec’d. Notes, MTN
5.500%	01/15/19	(a)	1,060	1,080,797
6.000%	01/25/17		2,065	2,147,600
NBCUniversal Media LLC,
Gtd. Notes
4.375%	04/01/21		3,050	3,303,382
5.150%	04/30/20		5,890	6,614,829
NCI Building Systems, Inc.,
Gtd. Notes, 144A
8.250%	01/15/23		285	303,525
NCR Corp.,
Gtd. Notes
5.875%	12/15/21		460	473,800
6.375%	12/15/23		345	365,700
Nes Rentals Holdings, Inc.,
Sec’d. Notes, 144A
7.875%	05/01/18		1,750	1,767,500
Nexstar Broadcasting, Inc.,
Gtd. Notes
6.875%	11/15/20	(a)	575	609,500

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
1.586%	06/01/17		3,155	$3,161,853
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A
5.000%	04/15/22		1,330	1,303,400
NiSource Finance Corp.,
Gtd. Notes
4.800%	02/15/44		1,065	1,085,925
6.125%	03/01/22		1,790	2,067,733
6.800%	01/15/19		1,000	1,152,745
Noble Energy, Inc.,
Sr. Unsec’d. Notes
4.150%	12/15/21		3,000	3,125,301
6.000%	03/01/41		1,260	1,333,900
NRG Energy, Inc.,
Gtd. Notes
6.250%	05/01/24		815	808,888
8.250%	09/01/20		615	644,213
Oasis Petroleum, Inc.,
Gtd. Notes
6.875%	03/15/22	(a)	670	680,050
Omega Healthcare Investors, Inc.,
Gtd. Notes
4.950%	04/01/24	(a)	3,405	3,482,719
Omnicom Group, Inc.,
Gtd. Notes
4.450%	08/15/20		3,880	4,149,070
5.900%	04/15/16		500	518,255
ONEOK Partners LP,
Gtd. Notes
6.850%	10/15/37		910	956,645
8.625%	03/01/19		915	1,088,378
Oracle Corp.,
Sr. Unsec’d. Notes
2.500%	10/15/22		4,250	4,095,330
4.125%	05/15/45		7,395	6,857,398
Pacific LifeCorp,
Sr. Unsec’d. Notes, 144A
5.125%	01/30/43		955	962,236
Penn Virginia Corp.,
Gtd. Notes
8.500%	05/01/20	(a)	704	631,840
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
6.375%	05/16/38		1,525	1,871,048
Phillips 66,
Gtd. Notes
4.875%	11/15/44		2,720	2,597,962
Pinnacle Entertainment, Inc.,
Gtd. Notes
7.500%	04/15/21		1,330	1,408,137
PPL Electric Utilities Corp.,
First Mortgage
4.750%	07/15/43		2,885	3,043,574
Public Service Co. of Colorado,
First Mortgage
4.750%	08/15/41		1,465	1,575,379

SEE NOTES TO FINANCIAL STATEMENTS.

A340

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Qualitytech LP/QTS Finance Corp.,
Gtd. Notes
5.875%	08/01/22		1,000	$1,005,000
Quintiles Transnational Corp.,
Gtd. Notes, 144A
4.875%	05/15/23		620	623,100
Regency Energy Partners LP/Regency Energy Finance Corp.,
Gtd. Notes
5.000%	10/01/22		910	924,375
5.875%	03/01/22		305	324,677
Republic Services, Inc.,
Gtd. Notes
5.250%	11/15/21		2,895	3,244,328
Reynolds American, Inc.,
Gtd. Notes
4.450%	06/12/25		1,955	1,991,795
5.700%	08/15/35		130	134,793
5.850%	08/15/45		455	477,247
7.250%	06/15/37		535	641,601
7.750%	06/01/18		3,190	3,683,235
Rite Aid Corp.,
Gtd. Notes, 144A
6.125%	04/01/23		400	412,000
Sr. Sec’d. Notes
8.000%	08/15/20		950	990,375
RKI Exploration & Production LLC/RKI Finance Corp.,
Gtd. Notes, 144A
8.500%	08/01/21		1,130	1,118,700
Rohm & Haas Co.,
Gtd. Notes
6.000%	09/15/17		1,126	1,230,089
Rosetta Resources, Inc.,
Gtd. Notes
5.875%	06/01/24	(a)	525	565,688
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.625%	02/01/21	(a)	196	199,920
5.750%	05/15/24	(a)	1,040	1,036,100
Sr. Sec’d. Notes, 144A
5.625%	03/01/25		425	420,750
Sabra Health Care LP/Sabra Capital Corp.,
Gtd. Notes
5.375%	06/01/23		1,265	1,299,788
5.500%	02/01/21		880	910,800
SandRidge Energy, Inc.,
Gtd. Notes
8.125%	10/15/22		710	303,525
Select Medical Corp.,
Gtd. Notes
6.375%	06/01/21	(a)	1,330	1,343,300
Seventy Seven Operating LLC,
Gtd. Notes
6.625%	11/15/19	(a)	1,900	1,501,000
Signet UK Finance PLC,
Gtd. Notes
4.700%	06/15/24		2,340	2,363,089
Sinclair Television Group, Inc.,
Gtd. Notes
6.375%	11/01/21		399	411,968

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Gtd. Notes, 144A
5.625%	08/01/24		440	$430,100
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
5.375%	04/15/25		615	593,475
6.000%	07/15/24		305	308,050
Southern California Edison Co.,
First Ref. Mortgage
5.500%	03/15/40		1,395	1,623,793
Southern Co. (The),
Sr. Unsec’d. Notes
2.375%	09/15/15		3,635	3,647,850
Southern Power Co.,
Sr. Unsec’d. Notes
5.250%	07/15/43		3,090	3,276,602
Sprint Communications, Inc.,
Sr. Unsec’d. Notes
6.000%	11/15/22		1,600	1,462,000
7.000%	08/15/20		1,025	1,017,313
Sprint Corp.,
Gtd. Notes
7.875%	09/15/23		1,135	1,106,966
Steel Dynamics, Inc.,
Gtd. Notes
5.250%	04/15/23		700	694,750
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes, 144A
6.375%	04/01/23		715	743,600
SUPERVALU, Inc.,
Sr. Unsec’d. Notes
7.750%	11/15/22	(a)	900	944,438
Swiss Re Treasury US Corp.,
Gtd. Notes, 144A
2.875%	12/06/22		2,060	1,994,665
4.250%	12/06/42		1,335	1,288,108
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes, 144A
5.000%	01/15/18		665	679,963
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
6.000%	10/01/20		205	218,581
Sr. Unsec’d. Notes, 144A
5.000%	03/01/19	(a)	1,405	1,405,000
6.750%	06/15/23		335	341,700
Terex Corp.,
Gtd. Notes
6.000%	05/15/21		465	467,325
Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
Gtd. Notes, 144A
5.500%	10/15/19		140	145,250
6.250%	10/15/22		205	212,175
T-Mobile USA, Inc.,
Gtd. Notes
6.375%	03/01/25		670	685,075
6.633%	04/28/21		450	466,875
6.731%	04/28/22		665	693,263
Triangle USA Petroleum Corp.,
Gtd. Notes, 144A
6.750%	07/15/22		1,000	775,000

SEE NOTES TO FINANCIAL STATEMENTS.

A341

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Tribune Media Co.,
Gtd. Notes, 144A
5.875%	07/15/22		315	$317,363
Tyson Foods, Inc.,
Gtd. Notes
5.150%	08/15/44	(a)	970	997,445
Union Pacific Corp.,
Sr. Unsec’d. Notes
3.646%	02/15/24		804	827,650
4.163%	07/15/22		1,820	1,954,549
4.850%	06/15/44		1,505	1,605,748
United Rentals North America, Inc.,
Gtd. Notes
6.125%	06/15/23	(a)	2,000	2,042,500
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
6.500%	06/15/37		1,495	1,886,388
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	02/15/25		280	270,256
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
5.625%	12/01/21	(a)	1,360	1,390,600
5.875%	05/15/23	(a)	270	276,750
6.125%	04/15/25		650	668,688
Valero Energy Corp.,
Sr. Unsec’d. Notes
6.625%	06/15/37		2,850	3,218,821
9.375%	03/15/19		1,052	1,294,682
Vander Intermediate Holding II Corp.,
Sr. Unsec’d. Notes, PIK, 144A
9.750%	02/01/19	(a)	1,600	1,576,000
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
0.681%(c)	06/09/17		3,270	3,262,152
2.450%	11/01/22		1,835	1,722,669
5.012%	08/21/54		3,746	3,437,281
6.350%	04/01/19		1,920	2,194,067
Sr. Unsec’d. Notes, 144A
4.672%	03/15/55		4,875	4,241,026
Viacom, Inc.,
Sr. Unsec’d. Notes
5.625%	09/15/19		1,975	2,196,891
Viking Cruises Ltd.,
Sr. Unsec’d. Notes, 144A
8.500%	10/15/22		925	1,026,750
Virginia Electric and Power Co.,
Sr. Unsec’d. Notes
4.000%	01/15/43		1,030	962,523
Voya Financial, Inc.,
Gtd. Notes
5.500%	07/15/22	(a)	4,545	5,103,303
Waste Management, Inc.,
Gtd. Notes
4.100%	03/01/45	(a)	2,585	2,357,959
Wave Holdco LLC/Wave Holdco Corp.,
Sr. Unsec’d. Notes, PIK, 144A
8.250%	07/15/19		918	934,249

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
WaveDivision Escrow LLC/WaveDivision Escrow Corp.,
Sr. Unsec’d. Notes, 144A
8.125%	09/01/20		1,650	$1,716,000
Weatherford International Ltd.,
Gtd. Notes
5.950%	04/15/42	(a)	1,575	1,331,344
West Corp.,
Gtd. Notes, 144A
5.375%	07/15/22		1,085	1,014,475
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.550%	06/24/24	(a)	940	910,939
Williams Partners LP,
Sr. Unsec’d. Notes
4.000%	09/15/25		5,010	4,692,862
5.100%	09/15/45		700	618,429
5.400%	03/04/44	(a)	1,825	1,668,119
Williams Partners LP/ACMP Finance Corp.,
Sr. Unsec’d. Notes
4.875%	03/15/24		450	442,125
Wise Metals Intermediate Holdings LLC/Wise Holdings Finance Corp.,
Sr. Unsec’d. Notes, 144A
9.750%	06/15/19		1,235	1,315,275
Wyeth LLC,
Gtd. Notes
5.950%	04/01/37		2,015	2,403,710
Zions Bancorporation,
Jr. Sub. Notes
5.800%(c)	12/29/49		325	309,156

				656,238,926

TOTAL CORPORATE BONDS (cost $843,991,936)				841,813,491

FOREIGN GOVERNMENT BONDS — 0.5%
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.000%	09/22/24		1,785	1,793,925
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
5.625%	11/18/50		740	825,100
Province of New Brunswick (Canada),
Sr. Unsec’d. Notes
2.750%	06/15/18		3,515	3,664,008
Republic of Brazil (Brazil),
Sr. Unsec’d. Notes
5.625%	01/07/41		1,060	1,012,300
Republic of Colombia (Colombia),
Sr. Unsec’d. Notes
5.000%	06/15/45		915	846,375
South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
5.875%	09/16/25	(a)	3,235	3,583,875
United Mexican States (Mexico),
Sr. Unsec’d. Notes
3.625%	03/15/22		2,700	2,732,400
6.050%	01/11/40		1,040	1,180,400
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44		2,026	1,924,700

SEE NOTES TO FINANCIAL STATEMENTS.

A342

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)

TOTAL FOREIGN GOVERNMENT BONDS (cost $17,976,443)			$17,563,083

MUNICIPAL BONDS — 1.1%
California — 0.2%
Bay Area Toll Authority,
Revenue Bonds, BABs,
6.263%	04/01/49	1,275	1,649,621
State of California,
General Obligation Unlimited, BABs,
7.550%	04/01/39	2,930	4,236,575

			5,886,196

Florida — 0.2%
State Board of Administration Finance Corp.,
Revenue Bonds, Series A
2.995%	07/01/20	8,000	8,132,240

Georgia — 0.1%
Municipal Electric Authority of Georgia,
Revenue Bonds, BABs,
6.637%	04/01/57	3,200	3,837,344

Illinois — 0.1%
State of Illinois,
General Obligation Unlimited, BABs,
6.725%	04/01/35	3,110	3,227,091

Mississippi
State of Mississippi,
General Obligation Unlimited, BABs, Series 2010E
5.245%	11/01/34	1,370	1,535,222

Missouri — 0.1%
Missouri Highway & Transportation Commission,
Revenue Bonds, BABs,
5.445%	05/01/33	2,315	2,694,822

New York — 0.2%
City of New York,
General Obligation Unlimited, BABs, Series F
6.271%	12/01/37	2,120	2,669,886
Metropolitan Transportation Authority,
Revenue Bonds, BABs,
6.814%	11/15/40	2,180	2,847,167
New York City Municipal Water Finance Authority,
Revenue Bonds, BABs, Series EE
6.011%	06/15/42	1,840	2,320,921

			7,837,974

Ohio — 0.1%
American Municipal Power, Inc.,
Revenue Bonds, BABs,
7.834%	02/15/41	2,020	2,793,599

Texas — 0.1%
Dallas Area Rapid Transit,
Revenue Bonds, BABs,
4.922%	12/01/41	800	871,048
5.022%	12/01/48	2,435	2,718,945

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
MUNICIPAL BONDS (continued)
Texas (continued)
University of Texas System,
Revenue Bonds, BABs, Series 2010D
5.134%	08/15/42		1,785	$2,045,949

				5,635,942

TOTAL MUNICIPAL BONDS (cost $37,705,734)				41,580,430

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 2.5%
Alba PLC (United Kingdom),
Series 2007-1, Class A2, RegS
0.703%(c)	03/17/39	GBP	515	806,611
E-MAC Program BV (Netherlands),
Series 2007-NL3A, Class A1, 144A
0.352%(c)	07/25/47		8,253	8,102,528
Eurosail PLC (United Kingdom),
Series 2006-3X, Class A3A, RegS
0.157%(c)	09/10/44	EUR	2,592	2,815,258
Series 2006-4X, Class A3C, RegS
0.729%(c)	12/10/44	GBP	3,138	4,701,366
Series 2007-1X, Class A3C, RegS
0.731%(c)	03/13/45	GBP	557	832,031
Mansard Mortgages PLC (United Kingdom),
Series 2006-1X, Class A2, RegS
0.772%(c)	10/15/48	GBP	1,127	1,669,667
Marble Arch Residential Securitisation Ltd. (United Kingdom),
Series 4X, Class A3C, RegS
0.752%(c)	03/20/40	GBP	1,833	2,848,092
Money Partners Securities PLC (United Kingdom),
Series 2X, Class A2A, RegS
1.067%(c)	05/14/39	GBP	491	743,699
Series 2X, Class A2C, RegS
0.775%(c)	05/14/39		80	77,025
Series 3X, Class A2B
0.386%(c)	09/14/39	EUR	1,788	1,904,082
Series 4X, Class A1A, RegS
0.951%(c)	03/15/40	GBP	4,199	6,332,504
Mortgage Funding PLC (United Kingdom),
Series 2008-1, Class A2, RegS
1.671%(c)	03/13/46	GBP	6,557	9,700,505
Paragon Mortgages PLC (United Kingdom),
Series 9X, Class AA, RegS
0.927%(c)	05/15/41	GBP	1,440	2,129,404
Preferred Residential Securities PLC (United Kingdom),
Series 8X, Class A1A2, RegS
0.811%(c)	12/15/42	GBP	477	725,364
Series 8X, Class A1C, RegS
0.216%(c)	12/15/42	EUR	121	131,063
Provide PLC (Ireland),
Series G02-1, Class B, RegS
0.438%(c)	12/02/48	EUR	412	449,136
Residential Mortgage Securities PLC (United Kingdom),
Series 20X, Class A2A, RegS
0.825%(c)	08/10/38	GBP	3,897	5,778,567
Series 21X, Class A3A, RegS
0.964%(c)	11/12/38	GBP	1,890	2,841,831
Series 22X, Class A3A, RegS
0.927%(c)	11/14/39	GBP	3,226	4,804,542

SEE NOTES TO FINANCIAL STATEMENTS.

A343

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 22X, Class A3C, RegS
0.351%(c)	11/14/39	EUR	123	$130,247
RMAC Securities PLC (United Kingdom),
Series 2003-NS1X, Class A3, RegS
1.071%(c)	06/12/35	GBP	87	131,273
Series 2003-NS2X, Class A3, RegS
1.021%(c)	09/12/35	GBP	1,168	1,742,510
Series 2003-NS3X, Class A3, RegS
1.471%(c)	12/12/35	GBP	5,043	7,627,251
Series 2003-NS4X, Class A3, RegS
1.311%(c)	03/12/36	GBP	662	988,502
Series 2004-NS2X, Class A3, RegS
0.811%(c)	06/12/36	GBP	907	1,304,422
Series 2005-NS1X, Class A2C, RegS
0.116%(c)	06/12/37	EUR	1,879	1,950,879
Series 2006-NS1X, Class A2A, RegS
0.721%(c)	06/12/44	GBP	4,434	6,440,698
Series 2006-NS2X, Class A2A, RegS
0.721%(c)	06/12/44	GBP	894	1,296,369
Southern Pacific Financing PLC (United Kingdom),
Series 2005-B, Class A, RegS
0.749%(c)	06/10/43	GBP	945	1,402,508
Series 2006-A, Class A, RegS
0.729%(c)	03/10/44	GBP	3,442	5,152,046
Thrones PLC (United Kingdom),
Series 2013-1, Class A, RegS
2.069%(c)	07/20/44	GBP	3,200	5,032,067

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $94,146,245)				90,592,047

U.S. TREASURY OBLIGATIONS — 0.2%
U.S. Treasury Bonds
2.500%	02/15/45		4,095	3,603,928
U.S. Treasury Notes
1.125%	06/15/18		1,590	1,595,963
1.500%	05/31/20		2,965	2,948,784

TOTAL U.S. TREASURY OBLIGATIONS (cost $8,120,597)				8,148,675

TOTAL LONG-TERM INVESTMENTS (cost $2,634,759,950)				2,665,420,195

		Shares
SHORT-TERM INVESTMENT— 29.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $1,084,267,315; includes $182,073,151 of cash collateral for securities on loan)(b)(w)(Note 4)			1,084,267,315	1,084,267,315

Value (Note 2)
TOTAL INVESTMENTS — 102.1% (cost $3,719,027,265)	$3,749,687,510
Liabilities in excess of other assets(x) — (2.1)%	(75,345,281)

NET ASSETS — 100.0%	$3,674,342,229

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $177,646,534; cash collateral of $182,073,151 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2015.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A344

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Futures contracts outstanding at June 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2015	Unrealized Appreciation (Depreciation)(1)
Long Positions:
358	2 Year U.S. Treasury Notes	Sep. 2015	$78,217,953	$78,379,625	$161,672
87	10 Year U.S. Treasury Notes	Sep. 2015	11,082,093	10,976,953	(105,140)
385	DAX Index	Sep. 2015	122,128,308	118,051,057	(4,077,251)
7,311	Euro STOXX 50	Sep. 2015	288,969,754	280,057,482	(8,912,272)
350	FTSE 100 Index	Sep. 2015	37,341,893	35,712,714	(1,629,179)
547	MSCI Taiwan Stock Index	Jul. 2015	19,036,824	18,723,810	(313,014)
1,016	Nikkei 225 Index	Sep. 2015	168,449,205	167,942,803	(506,402)
472	S&P/TSX 60 Index	Sep. 2015	64,605,806	63,782,354	(823,452)
1,085	SGX CNX Nifty Index	Jul. 2015	17,999,694	18,194,365	194,671

					(16,010,367)

Short Positions:
178	2 Year U.S. Treasury Notes	Sep. 2015	38,897,969	38,970,875	(72,906)
531	5 Year U.S. Treasury Notes	Sep. 2015	63,339,913	63,325,899	14,014
126	10 Year U.S. Treasury Notes	Sep. 2015	16,021,703	15,897,656	124,047
14	20 Year U.S. Treasury Bonds	Sep. 2015	2,127,229	2,111,813	15,416
375	30 Year U.S. Ultra Treasury Bonds	Sep. 2015	59,765,625	57,773,438	1,992,187
654	ASX SPI 200 Index	Sep. 2015	69,154,688	68,082,425	1,072,263
498	Russell 2000 Mini Index	Sep. 2015	62,499,000	62,269,920	229,080
697	S&P 500 E-Mini	Sep. 2015	72,223,140	71,595,840	627,300

					4,001,401

					$(12,008,966)

(1)	Cash of $54,881,144 has been segregated with UBS AG to cover requirements for open contracts at June 30, 2015.

Forward foreign currency exchange contracts outstanding at June 30, 2015:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
British Pound,
Expiring 07/15/15	State Street Bank	GBP	5,774	$8,907,331	$9,070,802	$163,471
Expiring 09/25/15	Hong Kong & Shanghai Bank	GBP	7,295	11,535,741	11,454,757	(80,984)
Canadian Dollar,
Expiring 09/25/15	Royal Bank of Canada	CAD	59,838	48,760,970	47,852,331	(908,639)
Chilean Peso,
Expiring 09/25/15	BNP Paribas	CLP	23,917,000	37,478,649	37,104,033	(374,616)
Danish Krone,
Expiring 09/25/15	Deutsche Bank AG	DKK	50,244	7,657,498	7,527,772	(129,726)
Euro,
Expiring 09/25/15	State Street Bank	EUR	20,535	23,321,443	22,922,213	(399,230)
Indian Rupee,
Expiring 09/24/15	Hong Kong & Shanghai Bank	INR	2,387,380	37,036,617	36,833,953	(202,664)
Expiring 09/24/15	Hong Kong & Shanghai Bank	INR	2,247,520	34,866,889	34,676,097	(190,792)
Japanese Yen,
Expiring 09/25/15	State Street Bank	JPY	8,760,435	71,481,603	71,669,333	187,730
Swiss Franc,
Expiring 09/25/15	Deutsche Bank AG	CHF	51,874	56,401,213	55,675,286	(725,927)

				$337,447,954	$334,786,577	$(2,661,377)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 09/25/15	BNP Paribas	AUD	56,400	$43,601,196	$43,306,217	$294,979
Expiring 09/25/15	State Street Bank	AUD	51,703	39,967,248	39,699,637	267,611
Expiring 09/25/15	State Street Bank	AUD	4,033	3,106,928	3,097,022	9,906

SEE NOTES TO FINANCIAL STATEMENTS.

A345

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2015 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
British Pound,
Expiring 09/25/15	Standard Chartered PLC	GBP	9,310	$14,779,915	$14,619,012	$160,903
Expiring 09/25/15	State Street Bank	GBP	14,281	22,623,573	22,425,346	198,227
Expiring 09/25/15	State Street Bank	GBP	8,218	13,017,858	12,903,796	114,062
Japanese Yen,
Expiring 09/25/15	Northern Trust Bank FSB	JPY	1,887,359	15,347,310	15,440,526	(93,216)
Norwegian Krone,
Expiring 09/25/15	Goldman Sachs & Co.	NOK	95,640	12,238,207	12,173,102	65,105
Singapore Dollar,
Expiring 09/25/15	Hong Kong & Shanghai Bank	SGD	202,368	151,294,694	150,069,567	1,225,127
South African Rand,
Expiring 09/25/15	Hong Kong & Shanghai Bank	ZAR	19,571	1,572,092	1,583,907	(11,815)
Expiring 09/25/15	Hong Kong & Shanghai Bank	ZAR	13,782	1,107,077	1,115,397	(8,320)
South Korean Won,
Expiring 09/25/15	Hong Kong & Shanghai Bank	KRW	21,439,000	19,408,836	19,181,698	227,138

				$338,064,934	$335,615,227	2,449,707

						$(211,670)

Cross currency exchange contracts outstanding at June 30, 2015:

Settlement	Type	Notional Amount (000)		In Exchange for (000)		Unrealized Appreciation Depreciation	Counterparty
07/15/15	Buy	EUR	442	GBP	318	$(5,992)	Northern Trust Bank FSB
07/15/15	Buy	GBP	5,230	EUR	7,098	301,068	Standard Chartered PLC
09/25/15	Buy	GBP	48,708	CAD	95,000	512,268	State Street Bank
09/25/15	Buy	GBP	49,904	CAD	97,352	510,084	State Street Bank

						$1,317,428

Total Return swap agreements outstanding at June 30, 2015:

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Bank of America	09/22/15	133,299	Receive fixed payments on the S&P 500 Index and pay variable payments based on the 3 Month LIBOR-ICE +30 bps	$306,990	$—	$306,990
BNP Paribas	09/22/16	62,028	Receive fixed payments on the KBW Banks Total Return Index and pay variable payments on the 3 Month LIBOR-BBA +45bps	(1,246,573)	—	(1,246,573)
BNP Paribas	09/22/16	61,694	Receive fixed payments on the KBW Banks Total Return Index and pay variable payments on the 3 Month LIBOR-BBA +45bps	(912,865)	—	(912,865)
JPMorgan Chase	08/18/16	61,857	Pay or receive amounts based on market value fluctuation of Bloomberg Commodity Index.	—	—	—
JPMorgan Chase	08/18/16	47,607	Pay or receive amounts based on market value fluctuation of Bloomberg Commodity Index.	(1,091,437)	—	(1,091,437)

SEE NOTES TO FINANCIAL STATEMENTS.

A346

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Total Return swap agreements outstanding at June 30, 2015 (continued):

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
UBS AG	08/29/15	77,807	Receive fixed payments on the KBW Banks Total Return Index and pay variable payments on the 3 Month LIBOR-BBA +48bps	$611,927	$—	$611,927

				$(2,331,958)	$—	$(2,331,958)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$1,118,898	$39,643,082	$—
Austria	2,366,419	141,409	—
Belgium	—	6,519,683	—
Brazil	5,620,549	—	—
Canada	25,343,743	—	—
Chile	1,202,206	—	—
China	811,181	13,616,422	3,512
Colombia	571,506	—	—
Cyprus	85,310	—	—
Czech Republic	2,738,701	—	—
Denmark	—	3,543,867	—
Finland	111,233	13,904,680	—
France	2,022,668	22,811,954	—
Germany	101,581	25,198,322	—
Greece	—	165,273	—
Hong Kong	5,853,935	24,602,804	—
India	1,103,160	—	—
Indonesia	—	6,184,944	—
Ireland	475,120	2,645,612	—
Israel	3,632,614	3,669,828	—
Italy	1,553,761	10,304,545	—
Japan	151,940	125,333,921	—
Jordan	—	664,646	—
Luxembourg	—	3,602,698	—
Malaysia	—	949,841	—
Malta	726,933	—	—
Mexico	2,973,019	—	—
Netherlands	—	6,736,127	—
New Zealand	—	289,084	—
Norway	—	12,059,003	—
Panama	834,159	—	—
Philippines	591,850	338,680	—
Poland	381,277	2,335,434	—
Portugal	—	834,284	—
Puerto Rico	195,016	—	—
Russia	5,633,939	—	—
Singapore	847,525	9,637,141	—
South Africa	2,132,340	18,684,969	—
South Korea	1,692,786	5,334,743	—
Spain	—	4,850,241	—
Sweden	543,818	24,248,882	—

SEE NOTES TO FINANCIAL STATEMENTS.

A347

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

	Level 1	Level 2	Level 3
Switzerland	$1,049,456	$31,099,026	$—
Taiwan	2,378,925	9,143,630	—
Thailand	—	5,862,804	—
Turkey	1,276,504	2,038,421	—
United Kingdom	8,697,078	115,990,676	—
United States	655,319,412	—	—
Exchange Traded Funds	53,033,297	—	—
Preferred Stocks
Brazil	2,450,723	—	—
Germany	144,413	296,234	—
United States	1,115,148	—	—
Rights
Canada	360	—	—
Unaffiliated Mutual Funds	225,893,678	—	—
Warrants	66,935	—	—
Asset-Backed Security
Non-Residential Mortgage-Backed Securities	—	58,612,029	20,821,284
Commercial Mortgage-Backed Securities	—	10,159,618	—
Corporate Bonds	—	841,813,491	—
Foreign Government Bonds	—	17,563,083	—
Municipal Bonds	—	41,580,430	—
Residential Mortgage-Backed Securities	—	90,592,047	—
U.S. Treasury Obligations	—	8,148,675	—
Affiliated Money Market Mutual Fund	1,084,267,315	—	—
Other Financial Instruments*
Futures	(12,008,966)	—	—
Foreign Forward Currency Contracts	—	(211,670)	—
Cross Currency Exchange Contracts	—	1,317,428	—
Total Return Swaps	—	(2,331,958)	—

Total	$2,095,101,465	$1,620,526,083	$20,824,796

SEE NOTES TO FINANCIAL STATEMENTS.

A348

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2015 were as follows:

Affiliated Money Market Mutual Fund (5.0% represents investments purchased with collateral from securities on loan)	29.5%
Banks	7.5
Unaffiliated Mutual Funds	6.2
Oil, Gas & Consumable Fuels	3.7
Insurance	3.4
Pharmaceuticals	2.7
Residential Mortgage-Backed Securities	2.5
Media	2.4
Real Estate Investment Trusts (REITs)	2.3
Non-Residential Mortgage-Backed Securities	2.2
Capital Markets	2.1
Health Care Providers & Services	1.9
Diversified Telecommunication Services	1.9
Electric Utilities	1.6
Metals & Mining	1.4
Machinery	1.4
Software	1.3
Wireless Telecommunication Services	1.3
Technology Hardware, Storage & Peripherals	1.3
Energy Equipment & Services	1.2
Chemicals	1.2
Health Care Equipment & Supplies	1.2
Municipal Bonds	1.1
Specialty Retail	1.0
Commercial Services & Supplies	0.9
Aerospace & Defense	0.9
IT Services	0.9
Diversified Financial Services	0.9
Real Estate Management & Development	0.9
Food Products	0.9
Food & Staples Retailing	0.8
Auto Components	0.8
Semiconductors & Semiconductor Equipment	0.8
Biotechnology	0.8
Automobiles	0.7
Tobacco	0.7

Hotels, Restaurants & Leisure	0.7%
Road & Rail	0.6
Industrial Conglomerates	0.6
Household Products	0.5
Beverages	0.5
Consumer Finance	0.5
Foreign Government Bonds	0.5
Communications Equipment	0.5
Electrical Equipment	0.5
Electronic Equipment, Instruments & Components	0.4
Containers & Packaging	0.3
Textiles, Apparel & Luxury Goods	0.3
Paper & Forest Products	0.3
Commercial Mortgage-Backed Securities	0.3
Professional Services	0.3
Multiline Retail	0.2
U.S. Treasury Obligations	0.2
Personal Products	0.2
Construction & Engineering	0.2
Household Durables	0.2
Independent Power & Renewable Electricity Producers	0.2
Air Freight & Logistics	0.2
Multi-Utilities	0.2
Trading Companies & Distributors	0.1
Internet Software & Services	0.1
Construction Materials	0.1
Thrifts & Mortgage Finance	0.1
Airlines	0.1
Transportation Infrastructure	0.1
Distributors	0.1
Water Utilities	0.1
Gas Utilities	0.1
Life Sciences Tools & Services	0.1
Building Products	0.1
Health Care Technology	0.1
Leisure Products	0.1
Marine	0.1

102.1
Liabilities in excess of other assets	(2.1)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are commodity risk, interest rate risk, foreign exchange and equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2015 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$2,307,336	*	Due from/to broker-variation margin futures	$178,046	*
Foreign exchange contracts	Unrealized appreciation on cross currency exchange contracts	1,323,420		Unrealized depreciation on cross currency exchange contracts	5,992
Foreign exchange contracts	Unrealized appreciation on foreign currency forward contracts	2,914,259		Unrealized depreciation on foreign currency forward contracts	3,125,929
Commodity contracts	—	—		Unrealized depreciation on over-the-counter swap agreements	1,091,437
Equity contracts	Due from/to broker-variation margin futures	2,123,314	*	Due from/to broker-variation margin futures	16,261,570	*
Equity contracts	Unaffiliated investments	67,295		—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A349

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	Unrealized appreciation on over-the-counter swap agreements	$918,917	Unrealized depreciation on over-the-counter swap agreements	$2,159,438

Total		$9,654,541		$22,822,412

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value		Rights(1)	Futures	Swaps	Forward & Cross Currency Contracts(2)	Total
Interest rate contracts		$—	$(7,636,586)	$—	$—	$(7,636,586)
Foreign exchange contracts		—	—	—	10,265,426	10,265,426
Commodity contracts		—	—	(604,296)	—	(604,296)
Equity contracts		191,113	55,482,814	24,294,381	—	79,968,308

Total		$191,113	$47,846,228	$23,690,085	$10,265,426	$81,992,852

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(3)	Warrants(3)	Futures	Swaps	Forward & Cross Currency Contracts(4)	Total
Interest rate contracts	$—	$—	$3,648,829	$—	$—	$3,648,829
Foreign exchange contracts	—	—	—	—	1,108,052	1,108,052
Commodity contracts	—	—	—	(1,091,437)	—	(1,091,437)
Equity contracts	(15,491)	19,334	(23,244,300)	(6,004,207)	—	(29,244,664)

Total	$(15,491)	$19,334	$(19,595,471)	$(7,095,644)	$1,108,052	$(25,579,220)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

(2)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

(4)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

For the six months ended June 30, 2015, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)	Futures Contracts— Short Positions(1)	Cross Currency Exchange Contracts(2)	Forward Foreign Currency Exchange Purchase Contracts(2)	Forward Foreign Currency Exchange Sale Contracts(2)	Total Return Swap Agreements(3)
$1,653,357,467	$652,531,897	$93,975,403	$264,053,965	$526,406,679	$375,656

(1)	Value at Trade Date.

(2)	Value at Settlement Date.

(3)	Notional Amount in USD (000).

SEE NOTES TO FINANCIAL STATEMENTS.

A350

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received(3)	Net Amount
Bank of America	$306,990	$—	$—	$306,990
BNP Paribas	294,979	(294,979)	—	—
Deutsche Bank AG	—	—	—	—
Goldman Sachs & Co.	65,105	—	—	65,105
Hong Kong & Shanghai Bank	1,452,265	(494,575)	—	957,690
JPMorgan Chase	—	—	—	—
Northern Trust Bank FSB	—	—	—	—
Royal Bank of Canada	—	—	—	—
Standard Chartered PLC	461,971	—	—	461,971
State Street Bank	1,963,359	(399,230)	—	1,564,129
UBS AG	611,927	—	—	611,927

	$5,156,596

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged(3)	Net Amount
Bank of America	$—	$—	$—	$—
BNP Paribas	(2,534,054)	294,979	—	(2,239,075)
Deutsche Bank AG	(855,653)	—	—	(855,653)
Goldman Sachs & Co.	—	—	—	—
Hong Kong & Shanghai Bank	(494,575)	494,575	—	—
JPMorgan Chase	(1,091,437)	—	—	(1,091,437)
Northern Trust Bank FSB	(99,208)	—	—	(99,208)
Royal Bank of Canada	(908,639)	—	—	(908,639)
Standard Chartered PLC	—	—	—	—
State Street Bank	(399,230)	399,230	—	—
UBS AG	—	—	—	—

	$(6,382,796)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Amounts shown reflect actual collateral received or pledged by the Portfolio. Such amounts are applied up to 100% of the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A351

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2015

ASSETS:
Investments at value, including securities on loan of $177,646,534:
Unaffiliated investments (cost $2,634,759,950)	$2,665,420,195
Affiliated investments (cost $1,084,267,315)	1,084,267,315
Cash	106,100
Foreign currency, at value (cost $7,881,570)	8,252,889
Deposit with broker	54,881,144
Receivable for investments sold	63,080,014
Dividends and interest receivable	14,396,599
Deposit with counterparty	6,410,000
Tax reclaim receivable	3,565,728
Unrealized appreciation on foreign currency forward contracts	2,914,259
Unrealized appreciation on cross currency exchange contracts	1,323,420
Unrealized appreciation on over-the-counter swap agreements	918,917
Receivable for fund share sold	107
Prepaid expenses	6,155

Total Assets	3,905,542,842

LIABILITIES:
Payable to broker for collateral for securities on loan	182,073,151
Payable for investments purchased	36,333,755
Unrealized depreciation on over-the-counter swap agreements	3,250,875
Unrealized depreciation on foreign currency forward contracts	3,125,929
Due to broker-variation margin futures	2,831,387
Advisory fees payable	1,640,472
Payable for fund share repurchased	1,485,666
Accrued expenses and other liabilities	401,957
Distribution fee payable	51,079
Unrealized depreciation on cross currency exchange contracts	5,992
Affiliated transfer agent fee payable	350

Total Liabilities	231,200,613

NET ASSETS	$3,674,342,229

Net assets were comprised of:
Paid-in capital	$2,745,062,062
Retained earnings	929,280,167

Net assets, June 30, 2015	$3,674,342,229

Net asset value and redemption price per share, $3,674,342,229 / 222,135,775 outstanding shares of beneficial interest	$16.54

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2015

INCOME
Interest income	$22,095,019
Unaffiliated dividend income (net of $1,317,997 foreign withholding tax)	20,178,985
Affiliated dividend income	772,729
Affiliated income from securities lending, net	384,479

43,431,212

EXPENSES
Advisory fees	20,213,063
Distribution fee	1,902,384
Custodian and accounting fees	621,000
Insurance expenses	28,000
Audit fee	21,000
Trustees’ fees	21,000
Legal fees and expenses	9,000
Shareholders’ reports	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Miscellaneous	47,290

Total expenses	22,871,737

NET INVESTMENT INCOME.	20,559,475

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	57,165,791
Futures transactions	47,846,228
Swap agreements transactions	23,690,085
Foreign currency transactions	(2,820,136)

125,881,968

Net change in unrealized appreciation (depreciation) on:
Investments	(60,239,639)
Futures	(19,595,471)
Swap agreements	(7,095,644)
Foreign currencies	1,643,702

(85,287,052)

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	40,594,916

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$61,154,391

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2015	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$20,559,475	$71,351,634
Net realized gain on investment and foreign currency transactions	125,881,968	178,139,103
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(85,287,052)	(132,232,973)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	61,154,391	117,257,764

FUND SHARE TRANSACTIONS:
Fund share sold [422,874 and 3,765,388 shares, respectively]	7,022,299	60,680,922
Fund share repurchased [13,004,443 and 25,613,500 shares, respectively]	(217,281,874)	(411,410,923)

NET DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(210,259,575)	(350,730,001)

TOTAL DECREASE IN NET ASSETS	(149,105,184)	(233,472,237)
NET ASSETS:
Beginning of period	3,823,447,413	4,056,919,650

End of period	$3,674,342,229	$3,823,447,413

SEE NOTES TO FINANCIAL STATEMENTS.

A352

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

LONG-TERM INVESTMENTS — 89.3%
COMMON STOCKS — 53.7%	Shares	Value (Note 2)
Aerospace & Defense — 1.0%
Boeing Co. (The)	342,000	$47,442,240
DigitalGlobe, Inc.*	26,260	729,765
HEICO Corp. (Class A Stock)	36,097	1,832,645
Honeywell International, Inc.	60,400	6,158,988
Precision Castparts Corp.	41,900	8,374,553
Rolls-Royce Holdings PLC (United Kingdom)*	139,124,418	218,598
Rolls-Royce Holdings PLC (United Kingdom), SGMX*	1,002,665	13,695,565
Textron, Inc.	412,800	18,423,264
United Technologies Corp.	183,000	20,300,190

		117,175,808

Air Freight & Logistics — 0.2%
FedEx Corp.	133,400	22,731,360
United Parcel Service, Inc. (Class B Stock)	29,500	2,858,845
XPO Logistics, Inc.*	21,300	962,334

		26,552,539

Airlines — 0.4%
Alaska Air Group, Inc.	13,400	863,362
Allegiant Travel Co.	6,300	1,120,644
American Airlines Group, Inc.	475,600	18,993,086
Delta Air Lines, Inc.	391,300	16,074,604
United Continental Holdings, Inc.*	202,900	10,755,729

		47,807,425

Auto Components — 0.5%
Aisin Seiki Co. Ltd. (Japan)	222,800	9,473,292
Autoliv, Inc. (Sweden)	37,038	4,324,548
BorgWarner, Inc.	137,900	7,838,236
Gentherm, Inc.*	22,800	1,251,948
GKN PLC (United Kingdom)	2,362,301	12,411,033
Johnson Controls, Inc.	277,500	13,744,575
Koito Manufacturing Co. Ltd. (Japan)	74,900	2,916,395
Sumitomo Rubber Industries Ltd. (Japan)	451,400	6,992,329
Visteon Corp.*	11,200	1,175,776

		60,128,132

Automobiles — 0.6%
Bayerische Motoren Werke AG (Germany)	82,569	9,042,520
General Motors Co.	11,500	383,295
Harley-Davidson, Inc.	175,400	9,883,790
Honda Motor Co. Ltd. (Japan)	321,200	10,381,136
Mitsubishi Motors Corp. (Japan)	665,100	5,656,031
Suzuki Motor Corp. (Japan)	274,800	9,274,355
Tesla Motors, Inc.*(a)	11,600	3,111,816
Toyota Motor Corp. (Japan)	325,000	21,748,117

		69,481,060

Banks — 4.3%
Australia & New Zealand Banking Group Ltd. (Australia)	758,270	18,818,140
Bank of America Corp.	2,661,591	45,300,279
Bank of Yokohama Ltd. (The) (Japan)	513,000	3,141,599
BankUnited, Inc.	46,700	1,677,931
Barclays PLC (United Kingdom), ADR(a)	429,606	7,062,723
BB&T Corp.	36,656	1,477,603
Blue Hills Bancorp, Inc.*	13,100	183,400
BNP Paribas SA (France)	280,366	17,013,410

COMMON STOCKS (continued)	Shares	Value (Note 2)
Banks (continued)
Citigroup, Inc.	1,110,031	$61,318,112
Comerica, Inc.	21,000	1,077,720
Commerzbank AG (Germany)*	400,904	5,125,013
Danske Bank A/S (Denmark)	403,388	11,858,395
DBS Group Holdings Ltd. (Singapore)	727,762	11,166,528
DNB ASA (Norway)	1,006,614	16,763,763
East West Bancorp, Inc.	8,000	358,560
First Niagara Financial Group, Inc.	152,900	1,443,376
Home BancShares, Inc.	53,768	1,965,758
ING Groep NV (Netherlands), CVA	1,135,747	18,859,545
Intesa Sanpaolo SpA (Italy)	4,615,701	16,761,883
JPMorgan Chase & Co.	1,140,668	77,291,664
Lloyds Banking Group PLC (United Kingdom)	9,546,010	12,812,568
M&T Bank Corp.(a)	135,100	16,878,043
National Bank Holdings Corp. (Class A Stock)	37,600	783,208
National Bank of Canada (Canada)	279,500	10,499,712
Nordea Bank AB (Sweden)	731,406	9,121,916
Prosperity Bancshares, Inc.	3,500	202,090
Royal Bank of Scotland Group PLC (United Kingdom)*	1,426,896	7,889,990
Sandy Spring Bancorp, Inc.	23,300	651,934
Signature Bank*	6,200	907,618
Standard Chartered PLC (United Kingdom)	498,940	7,990,179
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	2,937,810	13,439,311
SVB Financial Group*	4,700	676,706
Svenska Handelsbanken AB (Sweden) (Class A Stock)	760,031	11,095,126
Swedbank AB (Sweden) (Class A Stock)	464,566	10,831,085
Texas Capital Bancshares, Inc.*(a)	20,900	1,300,816
United Overseas Bank Ltd. (Singapore)	735,300	12,580,230
Wells Fargo & Co.	631,308	35,504,762
Westamerica Bancorporation(a)	11,600	587,540
Western Alliance Bancorp*	63,900	2,157,264

		474,575,500

Beverages — 1.0%
Coca-Cola Co. (The)	639,200	25,075,816
Coca-Cola Enterprises, Inc.	336,500	14,617,560
Dr. Pepper Snapple Group, Inc.	121,600	8,864,640
Kirin Holdings Co. Ltd. (Japan)	468,300	6,450,445
PepsiCo, Inc.	446,946	41,717,940
Pernod Ricard SA (France)	84,460	9,763,804

		106,490,205

Biotechnology — 1.4%
Acceleron Pharma, Inc.*	31,900	1,009,316
Alexion Pharmaceuticals, Inc.*	88,500	15,998,145
Alkermes PLC*	8,500	546,890
Alnylam Pharmaceuticals, Inc.*	11,200	1,342,544
Amgen, Inc.	94,900	14,569,048
Biogen, Inc.*	57,400	23,186,156
BioMarin Pharmaceutical, Inc.*	11,900	1,627,682
Celgene Corp.*	111,400	12,892,879
CSL Ltd. (Australia)	106,237	7,082,449
Exelixis, Inc.*(a)	234,400	881,344
Gilead Sciences, Inc.	353,500	41,387,780
Incyte Corp.*	62,100	6,471,441

SEE NOTES TO FINANCIAL STATEMENTS.

A353

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Biotechnology (continued)
Intercept Pharmaceuticals, Inc.*(a)	2,000	$482,760
Isis Pharmaceuticals, Inc.*(a)	20,400	1,174,020
Neurocrine Biosciences, Inc.*	48,300	2,306,808
Regeneron Pharmaceuticals, Inc.*	19,200	9,794,496
United Therapeutics Corp.*(a)	12,900	2,243,955
Vertex Pharmaceuticals, Inc.*	71,700	8,853,516

		151,851,229

Building Products — 0.1%
A.O. Smith Corp.	22,000	1,583,560
Allegion PLC	98,400	5,917,776

		7,501,336

Capital Markets — 1.6%
Ameriprise Financial, Inc.	101,655	12,699,759
Bank of New York Mellon Corp. (The)	282,700	11,864,919
BlackRock, Inc.	32,000	11,071,360
Close Brothers Group PLC (United Kingdom)	115,825	2,779,074
Credit Suisse Group AG (Switzerland)*	330,623	9,121,059
Deutsche Bank AG (Germany)	120,158	3,612,763
E*TRADE Financial Corp.*	195,500	5,855,225
Financial Engines, Inc.(a)	27,800	1,180,944
GAM Holding AG (Switzerland)*	509,893	10,712,057
Goldman Sachs Group, Inc. (The)	33,300	6,952,707
LPL Financial Holdings, Inc.(a)	134,000	6,229,660
Macquarie Group Ltd. (Australia)	214,118	13,415,672
Morgan Stanley	685,200	26,578,908
Northern Trust Corp.	184,700	14,122,162
Och-Ziff Capital Management Group LLC (Class A Stock)	292,600	3,575,572
State Street Corp.	339,800	26,164,600
TD Ameritrade Holding Corp.	215,900	7,949,438
Waddell & Reed Financial, Inc. (Class A Stock)	32,200	1,523,382

		175,409,261

Chemicals — 1.4%
Agrium, Inc. (Canada)	800	84,760
Air Products & Chemicals, Inc.	4,000	547,320
Airgas, Inc.	114,600	12,122,388
Asahi Kasei Corp. (Japan)	1,171,000	9,605,225
Ashland, Inc.	115,800	14,116,020
BASF SE (Germany)	108,937	9,585,707
Cabot Corp.	17,700	660,033
Celanese Corp. (Class A Stock)	247,900	17,819,052
CF Industries Holdings, Inc.	7,500	482,100
Cytec Industries, Inc.(a)	5,800	351,074
Dow Chemical Co. (The)	3,800	194,446
Ecolab, Inc.	116,950	13,223,537
Flotek Industries, Inc.*(a)	76,100	953,533
International Flavors & Fragrances, Inc.	5,000	546,450
Johnson Matthey PLC (United Kingdom)	18,346	874,881
Koppers Holdings, Inc.	20,000	494,400
Minerals Technologies, Inc.	8,600	585,918
Monsanto Co.	147,200	15,690,048
Mosaic Co. (The)	12,200	571,570
NewMarket Corp.	1,900	843,391
PolyOne Corp.	6,500	254,605

COMMON STOCKS (continued)	Shares	Value (Note 2)
Chemicals (continued)
Potash Corp. of Saskatchewan, Inc. (Canada)	47,700	$1,477,269
Praxair, Inc.(a)	90,400	10,807,320
RPM International, Inc.	268,300	13,138,651
Senomyx, Inc.*(a)	195,500	1,047,880
Sherwin-Williams Co. (The)	47,800	13,145,956
Syngenta AG (Switzerland), ADR	46,700	3,811,187
Tosoh Corp. (Japan)	395,000	2,454,369
Umicore SA (Belgium)	210,729	10,006,811
Victrex PLC (United Kingdom)	28,464	862,749

		156,358,650

Commercial Services & Supplies — 0.2%
ARC Document Solutions, Inc.*	123,640	940,900
Clean Harbors, Inc.*	13,900	746,986
Mobile Mini, Inc.(a)	26,750	1,124,570
Performant Financial Corp.*(a)	74,400	241,056
Tyco International PLC	480,900	18,505,032
US Ecology, Inc.	2,400	116,928

		21,675,472

Communications Equipment — 0.6%
Alcatel-Lucent (France)*	1,150,212	4,195,100
Cisco Systems, Inc.	876,594	24,071,271
Finisar Corp.*(a)	46,237	826,255
Palo Alto Networks, Inc.*(a)	6,300	1,100,610
QUALCOMM, Inc.	625,100	39,150,013

		69,343,249

Construction & Engineering
Aegion Corp.*	37,600	712,144

Construction Materials — 0.2%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	78,500	275,043
Eagle Materials, Inc.	4,600	351,118
Holcim Ltd. (Switzerland)*	6,373	470,235
Martin Marietta Materials, Inc.	69,900	9,891,549
Vulcan Materials Co.	195,900	16,441,887

		27,429,832

Consumer Finance — 0.3%
Ally Financial, Inc.*	388,300	8,709,569
American Express Co.	41,900	3,256,468
Credit Saison Co. Ltd. (Japan)	383,300	8,206,713
Discover Financial Services	249,500	14,376,190

		34,548,940

Containers & Packaging — 0.1%
Ball Corp.	84,500	5,927,675
Berry Plastics Group, Inc.*	21,800	706,320
MeadWestvaco Corp.	15,500	731,445
Myers Industries, Inc.	32,400	615,600
Vidrala SA (Spain)	4,984	244,210

		8,225,250

Diversified Consumer Services
Ascent Capital Group, Inc. (Class A Stock)*	13,142	561,689
Houghton Mifflin Harcourt Co.*	33,900	854,280

		1,415,969

SEE NOTES TO FINANCIAL STATEMENTS.

A354

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Diversified Financial Services — 0.6%
Berkshire Hathaway, Inc. (Class B Stock)*	129,900	$17,680,689
CBOE Holdings, Inc.	22,500	1,287,450
Challenger Ltd. (Australia)	1,423,300	7,377,821
CME Group, Inc.	96,000	8,933,760
Intercontinental Exchange, Inc.	54,100	12,097,301
London Stock Exchange Group PLC (United Kingdom)	142,760	5,310,734
McGraw Hill Financial, Inc.	34,000	3,415,300
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	748,400	4,092,592
MSCI, Inc.	36,900	2,271,195

		62,466,842

Diversified Telecommunication Services — 0.9%
AT&T, Inc.	623,317	22,140,220
Nippon Telegraph & Telephone Corp. (Japan)	630,000	22,815,926
Telecom Italia SpA (Italy)	7,316,376	7,460,978
Telefonica Deutschland Holding AG (Germany)	1,394,270	8,032,070
Telefonica SA (Spain)	750,632	10,693,070
Telstra Corp. Ltd. (Australia)	974,092	4,609,946
Verizon Communications, Inc.	646,500	30,133,365

		105,885,575

Electric Utilities — 0.7%
American Electric Power Co., Inc.	283,200	15,001,104
Edison International	147,800	8,214,724
Exelon Corp.	456,700	14,349,514
FirstEnergy Corp.	640,208	20,838,770
Great Plains Energy, Inc.	45,700	1,104,112
OGE Energy Corp.	44,600	1,274,222
PNM Resources, Inc.	72,500	1,783,500
SSE PLC (United Kingdom)	416,481	10,051,455

		72,617,401

Electrical Equipment — 0.6%
ABB Ltd. (Switzerland)*	439,483	9,210,832
Babcock & Wilcox Co. (The)	20,550	674,040
Hubbell, Inc. (Class B Stock)	84,100	9,106,348
Legrand SA (France)	186,462	10,494,456
Mitsubishi Electric Corp. (Japan)	1,526,000	19,704,785
Sensata Technologies Holding NV*	231,800	12,225,132

		61,415,593

Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp. (Class A Stock)	143,400	8,312,898
AVX Corp.	42,000	565,320
Belden, Inc.(a)	11,850	962,575
FEI Co.	11,000	912,230
Hamamatsu Photonics KK (Japan)	177,200	5,225,120
Keysight Technologies, Inc.*	133,000	4,148,270
RealD, Inc.*(a)	86,100	1,061,613
Trimble Navigation Ltd.*	259,339	6,084,093

		27,272,119

Energy Equipment & Services — 0.4%
Aker Solutions ASA (Norway)	42,504	238,361
Amec Foster Wheeler PLC (United Kingdom)	38,107	489,412
Atwood Oceanics, Inc.	10,400	274,976

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Energy Equipment & Services (continued)
Baker Hughes, Inc.	8,300	$512,110
Cameron International Corp.*	10,300	539,411
CARBO Ceramics, Inc.(a)	15,600	649,428
China Oilfield Services Ltd. (China) (Class H Stock)	2,152,000	3,422,274
Exterran Holdings, Inc.	46,000	1,501,900
Gulf Island Fabrication, Inc.	22,350	249,649
Halliburton Co.	424,500	18,283,215
Helix Energy Solutions Group, Inc.*	30,500	385,215
Helmerich & Payne, Inc.(a)	77,100	5,429,382
National Oilwell Varco, Inc.	129,200	6,237,776
Newpark Resources, Inc.*	74,700	607,311
Noble Corp. PLC(a)	268,900	4,138,371
Patterson-UTI Energy, Inc.	17,000	319,855
Schlumberger Ltd.	6,200	534,378
Superior Energy Services, Inc.	15,000	315,600
Technip SA (France)	5,314	329,331
Tesco Corp.	83,600	911,240
TETRA Technologies, Inc.*	93,700	597,806
US Silica Holdings, Inc.	13,600	399,296
WorleyParsons Ltd. (Australia)	209,653	1,683,261

		48,049,558

Food & Staples Retailing — 0.9%
Casey’s General Stores, Inc.(a)	12,700	1,215,898
Costco Wholesale Corp.	131,200	17,719,872
CVS Health Corp.	100,776	10,569,387
FamilyMart Co. Ltd. (Japan)	208,800	9,601,700
Rite Aid Corp.*	637,546	5,323,509
Sysco Corp.	177,700	6,414,970
Tesco PLC (United Kingdom)	2,549,758	8,495,184
Walgreens Boots Alliance, Inc.	208,400	17,597,296
Wal-Mart Stores, Inc.	260,500	18,477,265
Whole Foods Market, Inc.	180,900	7,134,696

		102,549,777

Food Products — 1.4%
Archer-Daniels-Midland Co.	120,200	5,796,044
Bunge Ltd.	100,000	8,780,000
ConAgra Foods, Inc.	283,800	12,407,736
Dean Foods Co.	21,200	342,804
Flowers Foods, Inc.	57,600	1,218,240
Kellogg Co.	140,400	8,803,080
Keurig Green Mountain, Inc.	101,500	7,777,945
Kraft Foods Group, Inc.	61,700	5,253,138
Mondelez International, Inc. (Class A Stock)	764,585	31,455,027
Nestle SA (Switzerland)	507,628	36,625,680
Pinnacle Foods, Inc.	29,000	1,320,660
Post Holdings, Inc.*(a)	15,300	825,129
Unilever PLC (United Kingdom)	689,207	29,593,782
Wilmar International Ltd. (Singapore)	2,468,100	6,007,073

		156,206,338

Gas Utilities
Atmos Energy Corp.	9,600	492,288
Chesapeake Utilities Corp.	23,250	1,252,013
Infraestructura Energetica Nova SAB de CV (Mexico)	90,100	444,839
ONE Gas, Inc.	20,500	872,480

SEE NOTES TO FINANCIAL STATEMENTS.

A355

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Gas Utilities (continued)
Southwest Gas Corp.(a)	19,480	$1,036,531

		4,098,151

Health Care Equipment & Supplies — 0.9%
Abbott Laboratories	365,100	17,919,108
Becton, Dickinson and Co.	99,459	14,088,367
Elekta AB (Sweden) (Class B Stock)(a)	554,754	3,479,823
Genmark Diagnostics, Inc.*	52,600	476,556
GN Store Nord A/S (Denmark)	395,209	8,155,626
HeartWare International, Inc.*(a)	10,700	777,783
Hologic, Inc.*	35,900	1,366,354
Intuitive Surgical, Inc.*	18,700	9,060,150
Medtronic PLC	309,089	22,903,495
Sirona Dental Systems, Inc.*(a)	14,000	1,405,880
Sonova Holding AG (Switzerland)	26,510	3,584,808
St. Jude Medical, Inc.	36,400	2,659,748
STERIS Corp.	16,100	1,037,484
Stryker Corp.	149,000	14,239,930
Thoratec Corp.*	24,800	1,105,336

		102,260,448

Health Care Providers & Services — 1.4%
Aetna, Inc.	142,400	18,150,304
Anthem, Inc.	116,900	19,187,966
CIGNA Corp.	148,900	24,121,800
DaVita HealthCare Partners, Inc.*	79,800	6,341,706
Fresenius SE & Co. KGaA (Germany)	284,147	18,244,101
HCA Holdings, Inc.*	99,300	9,008,496
Humana, Inc.	57,400	10,979,472
McKesson Corp.	76,105	17,109,165
Miraca Holdings, Inc. (Japan)	110,300	5,511,049
Team Health Holdings, Inc.*	21,700	1,417,661
UnitedHealth Group, Inc.	170,000	20,740,000
Universal Health Services, Inc. (Class B Stock)	2,800	397,880
WellCare Health Plans, Inc.*	18,400	1,560,872

		152,770,472

Health Care Technology
athenahealth, Inc.*(a)	4,400	504,152
Veeva Systems, Inc. (Class A Stock)*(a)	34,600	969,838

		1,473,990

Hotels, Restaurants & Leisure — 0.9%
Bloomin’ Brands, Inc.	30,600	653,310
Carnival Corp.	90,400	4,464,856
Chipotle Mexican Grill, Inc.*	6,300	3,811,437
Choice Hotels International, Inc.	17,300	938,525
Compass Group PLC (United Kingdom)	894,193	14,789,100
Del Frisco’s Restaurant Group, Inc.*	36,700	683,721
Fiesta Restaurant Group, Inc.*	8,000	400,000
Hilton Worldwide Holdings, Inc.*	405,882	11,182,049
Las Vegas Sands Corp.	41,800	2,197,426
McDonald’s Corp.	152,000	14,450,640
MGM Resorts International*	281,131	5,130,641
Norwegian Cruise Line Holdings Ltd.*	108,500	6,080,340
Starbucks Corp.	454,000	24,341,210
Starwood Hotels & Resorts Worldwide, Inc.	5,500	445,995
Wynn Macau Ltd. (Macau)	2,160,400	3,599,797
Wynn Resorts Ltd.	8,800	868,296

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Hotels, Restaurants & Leisure (continued)
Yum! Brands, Inc.	26,300	$2,369,104

		96,406,447

Household Durables — 0.3%
iRobot Corp.*(a)	50,900	1,622,692
Lennar Corp. (Class A Stock)(a)	105,800	5,400,032
Panasonic Corp. (Japan)	520,900	7,134,357
Persimmon PLC (United Kingdom)*	440,269	13,659,685
Sony Corp. (Japan)*	192,700	5,472,076
TRI Pointe Homes, Inc.*	85,000	1,300,500

		34,589,342

Household Products — 0.4%
Church & Dwight Co., Inc.	12,100	981,673
Colgate-Palmolive Co.	82,700	5,409,407
Energizer Holdings, Inc.*	12,200	1,604,910
Procter & Gamble Co. (The)	481,755	37,692,511

		45,688,501

Independent Power & Renewable Electricity Producers — 0.1%
AES Corp. (The)	561,500	7,445,490

Industrial Conglomerates — 1.5%
3M Co.	122,300	18,870,890
Danaher Corp.	410,300	35,117,577
DCC PLC (Ireland)	148,233	11,640,698
General Electric Co.	2,608,200	69,299,874
Koninklijke Philips NV (Netherlands)	360,215	9,193,597
Roper Technologies, Inc.	34,100	5,880,886
SembCorp Industries Ltd. (Singapore)	1,040,011	3,001,704
Siemens AG (Germany)	128,049	12,954,925

		165,960,151

Insurance — 2.2%
AIA Group Ltd. (Hong Kong)	1,565,200	10,234,308
Allianz SE (Germany)	54,089	8,435,256
Aviva PLC (United Kingdom)	1,869,699	14,481,445
AXA SA (France)	913,700	23,164,029
CNA Financial Corp.	245,684	9,387,586
Direct Line Insurance Group PLC (United Kingdom)	2,265,088	11,956,314
First American Financial Corp.(a)	62,300	2,318,183
FNF Group	164,200	6,073,758
Genworth Financial, Inc. (Class A Stock)*	86,100	651,777
Infinity Property & Casualty Corp.	14,500	1,099,680
Kemper Corp.	31,100	1,198,905
Loews Corp.	114,900	4,424,799
Marsh & McLennan Cos., Inc.	334,200	18,949,140
Meadowbrook Insurance Group, Inc.	114,100	981,260
MetLife, Inc.	422,370	23,648,496
Muenchener Rueckversicherungs- Gesellschaft AG (Germany)	51,383	9,109,937
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	777,000	10,486,023
Prudential PLC (United Kingdom)	340,025	8,194,400
QBE Insurance Group Ltd. (Australia)	294,876	3,105,079
RenaissanceRe Holdings Ltd.	7,703	781,932
RSA Insurance Group PLC (United Kingdom)	1,080,193	6,735,821
Sentry Holdings (United Kingdom) (Class A Stock)*	143	182

SEE NOTES TO FINANCIAL STATEMENTS.

A356

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Insurance (continued)
Sony Financial Holdings, Inc. (Japan)	400,900	$7,019,279
State Auto Financial Corp.	47,900	1,147,205
Storebrand ASA (Norway)*	1,473,044	6,067,930
Sun Life Financial, Inc. (Canada)	466,800	15,584,916
Tokio Marine Holdings, Inc. (Japan)	341,700	14,210,995
White Mountains Insurance Group Ltd.	2,100	1,375,374
Willis Group Holdings PLC	16,500	773,850
XL Group PLC (Ireland)	657,947	24,475,628

		246,073,487

Internet & Catalog Retail — 0.8%
Amazon.com, Inc.*	103,700	45,015,133
Netflix, Inc.*	21,000	13,795,740
Priceline Group, Inc. (The)*	21,300	24,524,181
Wayfair, Inc. (Class A Stock)*(a)	32,700	1,230,828

		84,565,882

Internet Software & Services — 1.8%
Akamai Technologies, Inc.*	50,700	3,539,874
Alibaba Group Holding Ltd. (China), ADR*	65,474	5,386,546
Angie’s List, Inc.*(a)	136,300	839,608
Baidu, Inc. (China), ADR*	57,500	11,447,100
Bazaarvoice, Inc.*(a)	80,900	476,501
Cornerstone OnDemand, Inc.*	15,900	553,320
eBay, Inc.*	139,800	8,421,552
Facebook, Inc. (Class A Stock)*	563,500	48,328,577
Five9, Inc.*	74,700	390,681
Google, Inc. (Class C Stock)*	68,328	35,565,407
Google, Inc. (Class A Stock)*	62,650	33,833,506
Kakaku.com, Inc. (Japan)	278,600	4,030,973
LinkedIn Corp. (Class A Stock)*	33,900	7,004,757
Naver Corp. (South Korea)	6,983	3,963,807
OPOWER, Inc.*	21,700	249,767
Pandora Media, Inc.*	51,300	797,202
Rackspace Hosting, Inc.*	217,600	8,092,544
Shutterstock, Inc.*(a)	10,500	615,720
SPS Commerce, Inc.*	9,200	605,360
Tencent Holdings Ltd. (China)	363,200	7,262,741
Twitter, Inc.*	45,900	1,662,498
VeriSign, Inc.*(a)	100,413	6,197,490
Yahoo!, Inc.*	347,300	13,645,417

		202,910,948

IT Services — 1.5%
Accenture PLC (Class A Stock)	153,000	14,807,340
Automatic Data Processing, Inc.	154,000	12,355,420
Blackhawk Network Holdings, Inc.*	23,300	959,960
Cognizant Technology Solutions Corp. (Class A Stock)*	133,200	8,137,188
CoreLogic, Inc.*	24,700	980,343
Fidelity National Information Services, Inc.	149,800	9,257,640
Global Payments, Inc.	18,200	1,882,790
Infosys Ltd. (India), ADR	580,800	9,205,680
International Business Machines Corp.	142,550	23,187,183
Jack Henry & Associates, Inc.	16,310	1,055,257
MasterCard, Inc. (Class A Stock)	469,000	43,842,120
Vantiv, Inc. (Class A Stock)*	23,100	882,189
Visa, Inc. (Class A Stock)	635,100	42,646,965

		169,200,075

COMMON STOCKS (continued)	Shares	Value (Note 2)
Leisure Products — 0.1%
Mattel, Inc.	494,198	$12,695,947

Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc.	203,000	7,831,740
Illumina, Inc.*	10,600	2,314,616
Mettler-Toledo International, Inc.*	3,700	1,263,402
Thermo Fisher Scientific, Inc.	118,100	15,324,656

		26,734,414

Machinery — 0.6%
Aalberts Industries NV (Netherlands)	12,027	357,624
Actuant Corp. (Class A Stock)	32,600	752,734
Caterpillar, Inc.	44,100	3,740,562
Chart Industries, Inc.*	14,800	529,100
CLARCOR, Inc.	24,700	1,537,328
Dover Corp.	27,500	1,929,950
EnPro Industries, Inc.	18,100	1,035,682
Flowserve Corp.	340,100	17,909,666
Graco, Inc.	14,000	994,420
Greenbrier Companies, Inc. (The)(a)	19,400	908,890
Harsco Corp.	50,800	838,200
Hillenbrand, Inc.	27,200	835,040
Ingersoll-Rand PLC	133,220	8,981,692
John Bean Technologies Corp.	41,124	1,545,851
Manitowoc Co., Inc. (The)	47,200	925,120
Pentair PLC (United Kingdom)	162,900	11,199,375
Sandvik AB (Sweden)	33,313	368,285
Stanley Black & Decker, Inc.	46,200	4,862,088
THK Co. Ltd. (Japan)	368,000	7,941,520
Trimas Corp.*	19,900	589,040
Valmont Industries, Inc.	3,600	427,932
Wabtec Corp.	7,100	669,104
Watts Water Technologies, Inc. (Class A Stock)	6,200	321,470
Weir Group PLC (The) (United Kingdom)	13,167	350,928
Xylem, Inc.	10,700	396,649

		69,948,250

Marine — 0.1%
AP Moeller - Maersk A/S (Denmark) (Class B Stock)	5,970	10,794,011
Nippon Yusen KK (Japan)	1,324,000	3,686,089

		14,480,100

Media — 1.9%
Charter Communications, Inc. (Class A Stock)*(a)	6,500	1,113,125
Comcast Corp. (Class A Stock)	631,000	37,948,340
CyberAgent, Inc. (Japan)	84,600	4,013,466
DIRECTV*	84,100	7,803,639
DISH Network Corp. (Class A Stock)*	12,000	812,520
Eutelsat Communications SA (France)	372,526	12,033,817
Informa PLC (United Kingdom)	436,601	3,749,715
Liberty Global PLC (United Kingdom) (Class A Stock)*	243,969	13,191,404
Liberty Global PLC (United Kingdom) (Class C Stock)*	50,332	2,548,309
Liberty Media Corp. (Class C Stock)*	27,300	980,070
Liberty Media Corp. (Class A Stock)*	22,400	807,296
News Corp. (Class A Stock)*	468,100	6,829,579
Sky PLC (United Kingdom)	675,352	10,999,822

SEE NOTES TO FINANCIAL STATEMENTS.

A357

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Media (continued)
Time Warner Cable, Inc.	56,390	$10,047,006
Time Warner, Inc.	118,100	10,323,121
Twenty-First Century Fox, Inc. (Class A Stock)	595,600	19,383,802
Walt Disney Co. (The)	332,900	37,997,206
WPP PLC (United Kingdom)	1,186,720	26,637,169

		207,219,406

Metals & Mining — 1.1%
A.M. Castle & Co.*(a)	14,600	90,082
Acerinox SA (Spain)	333,637	4,618,254
Acerinox SA (Spain) (I-2015 Shares)	689	9,535
Agnico-Eagle Mines Ltd. (Canada)	71,700	2,035,614
Alcoa, Inc.	519,200	5,789,080
Alrosa AO (Russia)*	654,297	748,538
Anglo American PLC (United Kingdom)	68,002	982,380
AngloGold Ashanti Ltd. (South Africa)*	157,330	1,408,389
Antofagasta PLC (United Kingdom)	428,585	4,638,905
ArcelorMittal SA (Luxembourg), (AEX)	114,961	1,116,459
Barrick Gold Corp. (Canada)	295,400	3,148,964
BHP Billiton Ltd. (Australia)	620,936	12,666,383
BHP Billiton PLC (Australia)	707,878	13,917,988
Carpenter Technology Corp.	27,200	1,052,096
Centamin PLC (United Kingdom)	876,966	851,993
Cia de Minas Buenaventura SA (Peru), ADR.	149,400	1,550,772
Commercial Metals Co.	41,300	664,104
Constellium NV (Netherlands) (Class A Stock)*	24,200	286,286
Daido Steel Co. Ltd. (Japan)	63,000	262,425
Dowa Holdings Co. Ltd. (Japan)	30,000	283,507
First Quantum Minerals Ltd. (Canada)	56,900	743,937
Fosun International Ltd. (China)	171,500	403,305
Franco-Nevada Corp. (Canada), NYSE	47,600	2,268,140
Franco-Nevada Corp. (Canada), TSX	67,300	3,209,817
Freeport-McMoRan, Inc.	152,890	2,846,812
Fresnillo PLC (Mexico)	192,227	2,096,185
Glencore PLC (Switzerland)*	899,376	3,606,658
Goldcorp, Inc. (Canada)	201,200	3,259,440
Grupo Mexico SAB de CV (Mexico) (Class B Stock)	511,300	1,538,373
Haynes International, Inc.	14,400	710,208
Hindalco Industries Ltd. (India)	204,202	358,128
Hitachi Metals Ltd. (Japan)	16,000	245,975
Horsehead Holding Corp.*(a)	9,200	107,824
HudBay Minerals, Inc. (Canada)	49,200	409,672
JFE Holdings, Inc. (Japan)	53,700	1,189,772
Jiangxi Copper Co. Ltd. (China) (Class H Stock)	241,000	401,556
KAZ Minerals PLC (United Kingdom)*	88,019	280,988
Korea Zinc Co. Ltd. (South Korea)	1,943	945,248
Mitsubishi Materials Corp. (Japan)	191,000	733,386
MMC Norilsk Nickel OJSC (Russia), ADR	63,994	1,084,698
New Gold, Inc. (Canada)*	148,100	397,226
Nippon Steel & Sumitomo Metal Corp. (Japan)	665,000	1,724,248
Nisshin Steel Co. Ltd. (Japan)	7,100	87,969
Nucor Corp.	134,000	5,905,380
Orocobre Ltd. (Australia)*	150,911	244,190
Osisko Gold Royalties Ltd. (Canada)	97,640	1,228,904
Petra Diamonds Ltd. (United Kingdom)*	871,347	2,039,771

COMMON STOCKS (continued)	Shares	Value (Note 2)
Metals & Mining (continued)
Platinum Group Metals Ltd. (Canada)*(a)	841,300	$330,054
POSCO (South Korea)	6,104	1,222,263
Randgold Resources Ltd. (United Kingdom)	40,115	2,690,749
Regis Resources Ltd. (Australia)*	16,138	13,490
Rio Tinto Ltd. (United Kingdom)	167,332	6,921,993
Rio Tinto PLC (United Kingdom)	112,780	4,638,949
Ryerson Holding Corp.*	11,823	107,589
Silver Wheaton Corp. (Canada), NYSE	128,600	2,229,924
Silver Wheaton Corp. (Canada), TSX	30,000	520,016
South32 Ltd. (Australia), ASX*	740,367	1,022,504
South32 Ltd. (Australia), CHI-X*	201,350	272,077
Southern Copper Corp. (Mexico)(a)	74,260	2,183,987
Steel Dynamics, Inc.	61,200	1,267,758
Stillwater Mining Co.*(a)	103,690	1,201,767
Teck Resources Ltd. (Canada) (Class B Stock)	21,300	211,124
ThyssenKrupp AG (Germany)	39,217	1,020,210
Toho Titanium Co. Ltd. (Japan)*	14,000	161,398
United States Steel Corp.(a)	52,700	1,086,674
Voestalpine AG (Austria)	11,250	468,872
Worthington Industries, Inc.	19,100	574,146

		122,335,108

Multiline Retail — 0.3%
Dollar General Corp.	76,100	5,916,014
Kohl’s Corp.	81,600	5,108,976
Lojas Renner SA (Brazil)	131,400	4,801,081
Marks & Spencer Group PLC (United Kingdom)	1,111,449	9,376,051
Target Corp.	54,000	4,408,020

		29,610,142

Multi-Utilities — 0.8%
CMS Energy Corp.	233,800	7,444,192
Dominion Resources, Inc.	124,400	8,318,628
DTE Energy Co.	148,200	11,061,648
E.ON SE (Germany)	513,235	6,843,729
GDF Suez (France)	583,032	10,855,116
National Grid PLC (United Kingdom)	1,340,960	17,259,159
NiSource, Inc.	523,400	9,217,074
PG&E Corp.	366,500	17,995,150

		88,994,696

Oil & Gas
Kosmos Energy LLC (Bermuda)*	23,500	198,105

Oil, Gas & Consumable Fuels — 3.0%
Anadarko Petroleum Corp.	145,360	11,346,802
Apache Corp.	190,100	10,955,463
Beach Energy Ltd. (Australia)	3,538,418	2,865,035
BG Group PLC (United Kingdom)	48,426	806,521
California Resources Corp.(a)	26,700	161,268
Canadian Natural Resources Ltd. (Canada)	493,000	13,389,880
Cheniere Energy, Inc.*	5,200	360,152
Chevron Corp.	192,322	18,553,303
Cimarex Energy Co.	74,621	8,231,442
Columbia Pipeline Group, Inc.*	497,000	14,313,600
Concho Resources, Inc.*	69,400	7,901,884
ConocoPhillips	75,700	4,648,737
CONSOL Energy, Inc.(a)	81,800	1,778,332
Continental Resources, Inc.*(a)	107,100	4,539,969

SEE NOTES TO FINANCIAL STATEMENTS.

A358

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Oil, Gas & Consumable Fuels (continued)
Delek US Holdings, Inc.	9,500	$349,790
Devon Energy Corp.	29,100	1,731,159
Diamondback Energy, Inc.*	26,800	2,020,184
Eni SpA (Italy)	560,532	9,955,976
EOG Resources, Inc.	116,600	10,208,330
EQT Corp.	96,300	7,833,042
Exxon Mobil Corp.	952,912	79,282,278
Hess Corp.	145,600	9,737,728
Kelt Exploration Ltd. (Canada)*	41,100	277,729
Lundin Petroleum AB (Sweden)*	15,161	260,110
Marathon Oil Corp.	19,400	514,876
Marathon Petroleum Corp.	269,600	14,102,776
Matador Resources Co.*(a)	62,100	1,552,500
Northern Oil and Gas, Inc.*(a)	97,700	661,429
NuVista Energy Ltd. (Canada)*	36,600	196,040
Occidental Petroleum Corp.	238,900	18,579,253
Oil Search Ltd. (Australia)	7,504	41,247
Ophir Energy PLC (United Kingdom)*	165,576	294,851
PDC Energy, Inc.*	6,700	359,388
Phillips 66	44,150	3,556,724
Pioneer Natural Resources Co.	69,600	9,652,824
Range Resources Corp.	114,400	5,649,072
Royal Dutch Shell PLC (Netherlands) (Class B Stock), ADR(a)	423,700	24,299,195
Seven Generations Energy Ltd. (Canada) (Class A Stock)*	47,760	624,054
SM Energy Co.	23,500	1,083,820
Spectra Energy Corp.	218,500	7,123,100
Statoil ASA (Norway)	682,712	12,208,946
Total SA (France)	35,616	1,747,003
Total SA (France), ADR	80,500	3,958,185
Whiting Petroleum Corp.*	48,300	1,622,880
Woodside Petroleum Ltd. (Australia)	20,317	536,099
WPX Energy, Inc.*(a)	378,000	4,641,840

		334,514,816

Paper & Forest Products — 0.1%
Clearwater Paper Corp.*	14,062	805,753
International Paper Co.	165,200	7,861,868
Schweitzer-Mauduit International, Inc.	12,500	498,500
West Fraser Timber Co. Ltd. (Canada)	5,100	280,235

		9,446,356

Personal Products — 0.2%
Estee Lauder Cos., Inc. (The) (Class A Stock)	92,700	8,033,382
L’Oreal SA (France)	86,060	15,397,975

		23,431,357

Pharmaceuticals — 3.8%
AbbVie, Inc.	361,700	24,302,623
Allergan PLC*	149,292	45,304,150
Astellas Pharma, Inc. (Japan)	973,300	13,865,480
Bayer AG (Germany)	244,533	34,244,500
Bristol-Myers Squibb Co.	440,100	29,284,254
Catalent, Inc.*	10,100	296,233
Eli Lilly & Co.	321,000	26,800,290
GlaxoSmithKline PLC (United Kingdom), ADR	214,000	8,913,100
Johnson & Johnson	507,246	49,436,195

COMMON STOCKS (continued)	Shares	Value (Note 2)
Pharmaceuticals (continued)
Mallinckrodt PLC*	26,500	$3,119,580
Medicines Co. (The)*	32,500	929,825
Merck & Co., Inc.	439,689	25,031,495
Novartis AG (Switzerland)	344,518	33,886,950
Novo Nordisk A/S (Denmark) (Class B Stock)	157,183	8,625,398
Pacira Pharmaceuticals, Inc.*(a)	10,800	763,776
Pfizer, Inc.	736,074	24,680,561
Roche Holding AG (Switzerland)	107,361	30,103,113
Sanofi (France)	242,911	24,031,221
Shire PLC (Ireland), ADR	108,300	26,153,367
Takeda Pharmaceutical Co. Ltd. (Japan)	253,400	12,231,276
Zoetis, Inc.	105,900	5,106,498

		427,109,885

Professional Services — 0.2%
Advisory Board Co. (The)*	17,660	965,472
Equifax, Inc.	100,300	9,738,127
IHS, Inc. (Class A Stock)*	10,100	1,299,163
ManpowerGroup, Inc.	19,700	1,760,786
Navigant Consulting, Inc.*	40,500	602,235
Recruit Holdings Co. Ltd. (Japan)	157,300	4,796,748
Verisk Analytics, Inc. (Class A Stock)*	23,900	1,738,964

		20,901,495

Real Estate Investment Trusts (REITs) — 2.0%
Acadia Realty Trust	31,500	916,965
Alexandria Real Estate Equities, Inc.	6,600	577,236
American Campus Communities, Inc.	35,200	1,326,688
American Tower Corp.	204,635	19,090,399
AvalonBay Communities, Inc.	112,600	18,001,362
Boston Properties, Inc.	25,000	3,026,000
Brookfield Canada Office Properties (Canada)	47,400	1,025,798
Camden Property Trust	34,300	2,547,804
Canadian Real Estate Investment Trust (Canada)	11,900	404,448
CapitaLand Mall Trust (Singapore)	748,800	1,194,400
CBL & Associates Properties, Inc.	39,300	636,660
Charter Hall Retail REIT (Australia)	270,834	885,023
Concentradora Fibra Danhos SA de CV (Mexico)	162,500	380,674
Corporate Office Properties Trust	14,800	348,392
Crown Castle International Corp.	70,394	5,652,638
DCT Industrial Trust, Inc.(a)	33,075	1,039,878
Derwent London PLC (United Kingdom)	21,859	1,167,601
Digital Realty Trust, Inc.	23,300	1,553,644
Douglas Emmett, Inc.	102,400	2,758,656
Duke Realty Corp.	64,200	1,192,194
EastGroup Properties, Inc.	23,800	1,338,274
Equity Residential	38,600	2,708,562
Essex Property Trust, Inc.	17,509	3,720,663
Federal Realty Investment Trust	91,100	11,668,999
Federation Centres (Australia), REIT	508,352	1,143,849
Frontier Real Estate Investment Corp. (Japan)	60	268,473
Gecina SA (France)	9,254	1,140,527
General Growth Properties, Inc.	262,500	6,735,750
Great Portland Estates PLC (United Kingdom)	41,757	509,058

SEE NOTES TO FINANCIAL STATEMENTS.

A359

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Investment Trusts (REITs) (continued)
Hammerson PLC (United Kingdom)	67,704	$654,308
Hatteras Financial Corp.	50,500	823,150
Healthcare Realty Trust, Inc.	34,300	797,818
Highwoods Properties, Inc.	25,100	1,002,745
Host Hotels & Resorts, Inc.	49,900	989,517
Iron Mountain, Inc.(a)	163,238	5,060,378
Kilroy Realty Corp.	30,200	2,027,930
Kimco Realty Corp.	87,000	1,960,980
LaSalle Hotel Properties	27,700	982,242
Macerich Co. (The)	42,000	3,133,200
Mapletree Industrial Trust (Singapore)	437,200	506,454
Nippon Accommodations Fund, Inc. (Japan)	328	1,265,752
Nippon Prologis REIT, Inc. (Japan), REIT	225	414,032
Pebblebrook Hotel Trust	20,500	879,040
Plum Creek Timber Co., Inc.	20,000	811,400
Post Properties, Inc.	4,200	228,354
ProLogis, Inc.	101,500	3,765,650
PS Business Parks, Inc.	10,300	743,145
Public Storage	49,658	9,155,445
Rayonier, Inc.	32,300	825,265
Redwood Trust, Inc.(a)	49,900	783,430
Regency Centers Corp.	67,250	3,966,405
RLJ Lodging Trust	19,130	569,691
Saul Centers, Inc.	10,000	491,900
Scentre Group (Australia)	2,494,498	7,205,885
Shaftesbury PLC (United Kingdom)	129,234	1,761,052
Simon Property Group, Inc.	171,061	29,596,974
SL Green Realty Corp.	73,300	8,054,937
Stockland (Australia)	186,320	588,348
Strategic Hotels & Resorts, Inc.*	82,000	993,840
Sunstone Hotel Investors, Inc.	22,400	336,224
Taubman Centers, Inc.	31,000	2,154,500
Terreno Realty Corp.	59,000	1,162,300
Unibail-Rodamco SE (France)	44,430	11,285,459
Urban Edge Properties	35,850	745,322
Urstadt Biddle Properties, Inc. (Class A Stock)	31,250	583,750
Vornado Realty Trust	145,800	13,840,794
Washington Real Estate Investment Trust(a)	32,500	843,375
Weingarten Realty Investors	59,030	1,929,691
Weyerhaeuser Co.	198,346	6,247,899

		222,129,196

Real Estate Management & Development — 0.4%
Alexander & Baldwin, Inc.	34,800	1,371,120
BR Malls Participacoes SA (Brazil)	28,700	135,695
Cheung Kong Property Holdings Ltd. (Hong Kong)*	1,389,193	11,523,516
CK Hutchison Holdings Ltd. (Hong Kong)	1,029,693	15,138,526
Hang Lung Properties Ltd. (Hong Kong)	290,000	861,858
Hongkong Land Holdings Ltd. (Hong Kong)	192,000	1,593,600
Howard Hughes Corp. (The)*	2,100	301,434
Hufvudstaden AB (Sweden) (Class A Stock)	47,353	576,048
Hysan Development Co. Ltd. (Hong Kong)	101,000	437,378
Iguatemi Empresa de Shopping Centers SA (Brazil)	21,300	170,518
Inmobiliaria Colonial SA (Spain)*	926,555	653,576
Kerry Properties Ltd. (Hong Kong)	251,500	985,832
Mitsubishi Estate Co. Ltd. (Japan)	106,000	2,283,038
Mitsui Fudosan Co. Ltd. (Japan)	167,000	4,673,146

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Management & Development (continued)
PSP Swiss Property AG (Switzerland)*	13,179	$1,128,726
St. Joe Co. (The)*	30,700	476,771
Sun Hung Kai Properties Ltd. (Hong Kong)	71,166	1,151,664
Wharf Holdings Ltd. (The) (Hong Kong)	194,000	1,289,236

		44,751,682

Road & Rail — 0.2%
Canadian Pacific Railway Ltd. (Canada)	68,230	10,932,493
Central Japan Railway Co. (Japan)	73,100	13,191,228

		24,123,721

Semiconductors & Semiconductor Equipment — 1.3%
Advanced Energy Industries, Inc.*	50,200	1,379,998
Applied Materials, Inc.	1,504,300	28,912,646
ASML Holding NV (Netherlands) (SGMX)	80,499	8,373,316
Atmel Corp.	168,800	1,663,524
Avago Technologies Ltd. (Singapore)	106,200	14,117,166
Broadcom Corp. (Class A Stock)	130,180	6,702,968
Cree, Inc.*(a)	19,300	502,379
CyberOptics Corp.*	9,400	95,034
Diodes, Inc.*	24,900	600,339
Intel Corp.	603,700	18,361,535
Kopin Corp.*	17,600	60,720
Lam Research Corp.	247,700	20,150,395
Maxim Integrated Products, Inc.	33,000	1,140,975
Microchip Technology, Inc.(a)	152,200	7,218,085
Micron Technology, Inc.*(a)	331,800	6,251,112
ON Semiconductor Corp.*	107,610	1,257,961
Semtech Corp.*	41,610	825,959
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	3,555,749	16,173,749
Texas Instruments, Inc.	109,200	5,624,892
Tokyo Electron Ltd. (Japan)	88,900	5,650,226

		145,062,979

Software — 1.5%
Cadence Design Systems, Inc.*(a)	45,700	898,462
CommVault Systems, Inc.*	12,900	547,089
Computer Modelling Group Ltd. (Canada)	10,000	101,361
FactSet Research Systems, Inc.	10,000	1,625,100
FleetMatics Group PLC*(a)	25,400	1,189,482
Guidewire Software, Inc.*	11,400	603,402
Informatica Corp.*	18,200	882,154
Interactive Intelligence Group, Inc.*(a)	21,200	942,764
Microsoft Corp.	2,119,200	93,562,680
NetSuite, Inc.*(a)	10,970	1,006,497
Oracle Corp.	503,500	20,291,050
Red Hat, Inc.*	258,880	19,656,758
salesforce.com, inc.*	290,600	20,234,478
ServiceNow, Inc.*	18,300	1,359,873
Tangoe, Inc.*	46,280	582,202

		163,483,352

Specialty Retail — 1.2%
American Eagle Outfitters, Inc.	45,500	783,510
AutoZone, Inc.*(a)	12,700	8,469,630
Boot Barn Holdings, Inc.*	28,600	915,200
CarMax, Inc.*(a)	252,600	16,724,646
Chico’s FAS, Inc.	46,400	771,632
Dick’s Sporting Goods, Inc.	23,200	1,201,064
DSW, Inc. (Class A Stock)	21,900	730,803

SEE NOTES TO FINANCIAL STATEMENTS.

A360

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Specialty Retail (continued)
Home Depot, Inc. (The)	209,500	$23,281,735
Kingfisher PLC (United Kingdom)	1,948,626	10,628,701
L Brands, Inc.	117,000	10,030,410
Lowe’s Cos., Inc.	262,800	17,599,716
Monro Muffler Brake, Inc.(a)	14,300	888,888
Murphy USA, Inc.*	4,600	256,772
Ross Stores, Inc.	247,200	12,016,392
TJX Cos., Inc. (The)	199,600	13,207,532
Tractor Supply Co.	68,900	6,196,866
World Duty Free SpA (Italy)*	502,355	5,633,023

		129,336,520

Technology Hardware, Storage & Peripherals — 1.6%
Apple, Inc.	1,090,200	136,738,335
Canon, Inc. (Japan)	143,150	4,643,554
EMC Corp.	223,223	5,890,855
Samsung Electronics Co. Ltd. (South Korea)	4,967	5,635,490
SanDisk Corp.	46,100	2,683,942
Seagate Technology PLC(a)	274,300	13,029,250
Wacom Co. Ltd. (Japan)(a)	405,300	1,470,252
Western Digital Corp.	110,100	8,634,042

		178,725,720

Textiles, Apparel & Luxury Goods — 0.7%
Cie Financiere Richemont SA (Switzerland)	143,551	11,667,520
Culp, Inc.	51,600	1,599,600
Hanesbrands, Inc.	311,400	10,375,848
Kate Spade & Co.*	29,800	641,892
Kering (France)	58,744	10,502,695
Moncler SpA (Italy)	327,644	6,071,244
NIKE, Inc. (Class B Stock)	182,000	19,659,640
PVH Corp.	27,600	3,179,520
Quiksilver, Inc.*(a)	311,800	206,661
Samsonite International SA	1,972,500	6,819,668
Tumi Holdings, Inc.*	52,100	1,069,092
Under Armour, Inc. (Class A Stock)*	49,500	4,130,280
Wolverine World Wide, Inc.	35,900	1,022,432

		76,946,092

Thrifts & Mortgage Finance
Beneficial Bancorp, Inc.*	52,700	658,223
Capitol Federal Financial, Inc.	137,400	1,654,296
Essa Bancorp, Inc.	50,900	654,574
First Defiance Financial Corp.	24,972	937,199
Nationstar Mortgage Holdings, Inc.*(a)	33,400	561,120
Pennymac Financial Services, Inc. (Class A Stock)*	22,700	411,324

		4,876,736

Tobacco — 0.4%
Altria Group, Inc.	304,300	14,883,313
Philip Morris International, Inc.	437,400	35,066,358

		49,949,671

Trading Companies & Distributors — 0.2%
Mitsubishi Corp. (Japan)	444,000	9,760,900
Sumitomo Corp. (Japan)	764,700	8,900,665

		18,661,565

COMMON STOCKS (continued)	Shares	Value (Note 2)
Wireless Telecommunication Services — 0.4%
America Movil SAB de CV (Mexico) (Class L Stock), ADR	328,800	$7,006,728
SBA Communications Corp. (Class A Stock)*	16,700	1,919,999
SoftBank Corp. (Japan)	141,900	8,358,335
T-Mobile USA, Inc.*	400,100	15,511,877
Vodafone Group PLC (United Kingdom), ADR	435,704	15,881,411

		48,678,350

TOTAL COMMON STOCKS (cost $5,092,465,713)		6,000,934,249

PREFERRED STOCKS — 0.3%
Automobiles — 0.2%
Volkswagen AG (Germany) (PRFC)	99,730	23,145,260

Consumer Finance
Ally Financial, Inc., 144A, 7.000%	863	876,350

Metals & Mining
Arcelormittal SA (Luxembourg), Series MTUS, CVT, 6.000%	28,952	451,941
Gerdau SA (Brazil) (PRFC)	202,100	484,270
Vale SA (Brazil) (PRFC), ADR	165,600	836,280

		1,772,491

Oil, Gas & Consumable Fuels
Penn Virginia Corp., CVT, 144A, 6.000%*	5,187	296,632
Southwestern Energy Co., CVT, 6.250%	4,200	207,354

		503,986

Pharmaceuticals
Allergan PLC (Ireland), CVT, 5.500%	741	772,552

Real Estate Investment Trusts (REITs) — 0.1%
American Tower Corp., CVT, 5.250%*	25,438	2,581,575
American Tower Corp., CVT, 5.500%	2,994	299,400
Crown Castle International Corp., CVT, 4.500%	8,900	918,480

		3,799,455

Wireless Telecommunication Services
T-Mobile USA, Inc., CVT, 5.500%	3,076	207,630

TOTAL PREFERRED STOCKS (cost $29,728,651)		31,077,724

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 2.4%
Non-Residential Mortgage-Backed Securities — 2.3%
Ally Auto Receivables Trust,
Series 2012-A, Class D, 144A
3.150%	10/15/18	1,410	1,434,462
Ally Master Owner Trust,
Series 2014-1, Class A2
1.290%	01/15/19	3,165	3,170,599
Series 2015-3, Class A
1.630%	05/15/20	4,520	4,517,745
American Express Credit Account Master Trust,
Series 2012-5, Class C, 144A
1.070%	05/15/18	700	700,669

SEE NOTES TO FINANCIAL STATEMENTS.

A361

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Non-Residential Mortgage-Backed Securities (continued)
Series 2013-1, Class A
0.607%(c)	02/16/21	2,440	$2,447,288
AmeriCredit Automobile Receivables Trust,
Series 2012-5, Class C
1.690%	11/08/18	710	713,819
Series 2013-2, Class D
2.420%	05/08/19	5,835	5,875,320
Ascentium Equipment Receivables LLC,
Series 2015-1A, Class A3, 144A
1.610%	10/13/20	1,610	1,614,721
Avis Budget Rental Car Funding AESOP LLC,
Series 2013-1A, Class A, 144A
1.920%	09/20/19	3,860	3,847,575
Series 2013-2A, Class A, 144A
2.970%	02/20/20	2,150	2,207,822
Series 2014-1A, Class A, 144A
2.460%	07/20/20	6,350	6,391,688
Series 2015-2A, Class A, 144A
2.630%	12/20/21	4,600	4,588,196
Series 2A, Class A, 144A
2.500%	02/20/21	1,330	1,328,431
Barclays Dryrock Issuance Trust,
Series 2015-1, Class A
2.200%	12/15/22	705	707,728
Series 2015-2, Class A
1.560%	03/15/21	8,705	8,704,129
Cabela’s Credit Card Master Note Trust,
Series 2012-1A, Class A1, 144A
1.630%	02/18/20	2,438	2,458,955
Series 2015-1A, Class A1
2.260%	03/15/23	3,385	3,409,944
Capital Auto Receivables Asset Trust,
Series 2013-1, Class B
1.290%	04/20/18	5,945	5,945,707
Series 2013-1, Class C
1.740%	10/22/18	240	240,652
Series 2013-3, Class A3
1.310%	12/20/17	3,005	3,014,412
Series 2013-4, Class A3
1.090%	03/20/18	2,875	2,878,220
Series 2014-1, Class C
2.840%	04/22/19	595	603,876
Series 2014-2, Class A4
1.620%	10/22/18	5,765	5,809,252
Series 2015-2, Class A3
1.730%	09/20/19	4,440	4,443,810
Capital One Multi-Asset Execution Trust,
Series 2015-A1, Class A
1.390%	01/15/21	4,620	4,609,212
CarMax Auto Owner Trust,
Series 2012-3, Class D
2.290%	04/15/19	995	1,007,506
Series 2013-2, Class C
1.610%	03/15/19	1,225	1,225,832
Series 2013-3, Class A3
0.970%	04/16/18	2,005	2,006,357
Series 2013-3, Class A4
1.490%	01/15/19	5,800	5,832,602
Series 2014-1, Class B

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Non-Residential Mortgage-Backed Securities (continued)
1.690%	08/15/19	495	$495,642
Series 2014-1, Class C
1.930%	11/15/19	705	705,298
CCG Receivables Trust,
Series 2014-1, Class A2, 144A
1.060%	11/15/21	2,108	2,109,966
Chase Issuance Trust,
Series 2013-A8, Class A8
1.010%	10/15/18	2,980	2,983,445
Series 2014-A5, Class A5
0.556%(c)	04/15/21	4,030	4,023,963
Series 2015-A2, Class A
1.590%	02/18/20	3,260	3,277,076
Citibank Credit Card Issuance Trust,
Series 2013-A2, Class A2
0.467%(c)	05/26/20	5,845	5,846,876
CNH Equipment Trust,
Series 2012-D, Class B
1.270%	05/15/20	2,075	2,079,331
CNH Wholesale Master Note Trust,
Series 2013-2A, Class A, 144A
0.786%(c)	08/15/19	3,025	3,027,447
DB Master Finance LLC,
Series 2015-1A, Class A2I, 144A
3.262%	02/20/45	2,883	2,893,695
Diamond Resorts Owner Trust,
Series 2013-2, Class A, 144A
2.270%	05/20/26	1,860	1,868,375
Series 2014-1, Class A, 144A
2.540%	05/20/27	5,074	5,085,836
Discover Card Execution Note Trust,
Series 2014-A5, Class A
1.390%	04/15/20	5,675	5,688,802
Domino’s Pizza Master Issuer LLC,
Series 2012-1A, Class A2, 144A
5.216%	01/25/42	4,851	5,006,865
Elara HGV Timeshare Issuer LLC,
Series 2014-A, Class A, 144A
2.530%	02/25/27	2,199	2,193,054
Enterprise Fleet Financing LLC,
Series 2013-2, Class A2, 144A
1.060%	03/20/19	1,392	1,393,824
Series 2014-1, Class A2, 144A
0.870%	09/20/19	1,576	1,575,200
Series 2015-1, Class A2, 144A
1.300%	09/20/20	5,860	5,866,147
Exeter Automobile Receivables Trust,
Series 2014-2A, Class A, 144A
1.060%	08/15/18	536	535,163
Ford Credit Auto Owner Trust,
Series 2013-B, Class C
1.320%	01/15/19	2,670	2,673,986
Series 2014-1, Class A, 144A
2.260%	11/15/25	7,075	7,162,511
Series 2015-1, Class A, 144A
2.120%	07/15/26	4,455	4,457,290
Ford Credit Floorplan Master Owner Trust,
Series 2013-1, Class C
1.370%	01/15/18	880	880,972

SEE NOTES TO FINANCIAL STATEMENTS.

A362

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Non-Residential Mortgage-Backed Securities (continued)
Series 2013-1, Class D
1.820%	01/15/18	380	$381,040
GE Capital Credit Card Master Note Trust,
Series 2012-2, Class A
2.220%	01/15/22	2,515	2,546,392
Series 2012-6, Class B
1.830%	08/17/20	4,900	4,910,241
GreatAmerica Leasing Receivables,
Series 2014-1, Class A3, 144A
0.890%	07/15/17	2,635	2,634,136
Hilton Grand Vacations Trust,
Series 2014-AA, Class A, 144A
1.770%	11/25/26	2,893	2,870,222
HOA Funding LLC,
Series 2014-1A, Class A2, 144A
4.846%	08/20/44	3,349	3,309,475
Honda Auto Receivables Owner Trust,
Series 2013-4, Class A4
1.040%	02/18/20	1,915	1,918,573
Huntington Auto Trust,
Series 2011-1A, Class B, 144A
1.840%	01/17/17	120	120,056
Series 2011-1A, Class C, 144A
2.530%	03/15/17	575	575,455
Series 2012-1, Class A4
1.180%	06/15/17	2,186	2,189,278
Kubota Credit Owner Trust,
Series 2014-1A, Class A4, 144A
1.670%	07/15/20	1,865	1,872,768
Mercedes-Benz Auto Lease Trust,
Series 2013-B, Class A4
0.760%	07/15/19	2,910	2,911,208
MMAF Equipment Finance LLC,
Series 2014-AA, Class A4, 144A
1.590%	02/08/22	2,850	2,837,905
Series 2015-AA, Class A4, 144A
1.930%	07/16/21	2,465	2,463,541
MVW Owner Trust,
Series 2013-1A, Class A, 144A
2.150%	04/22/30	451	452,344
Series 2014-1A, Class A, 144A
2.250%	09/22/31	817	815,649
Navistar Financial Dealer Note Master Trust,
Series 2013-2, Class A, 144A
0.865%(c)	09/25/18	2,940	2,941,476
Nissan Auto Lease Trust,
Series 2013-B, Class A3
0.750%	06/15/16	1,197	1,197,604
Nordstrom Credit Card Master Note Trust II,
Series 2011-1A, Class A, 144A
2.280%	11/15/19	3,890	3,950,489
Sierra Receivables Funding Co. LLC,
Series 2014-1A, Class A, 144A
2.070%	03/20/30	2,140	2,150,325
Series 2014-2A, Class A, 144A
2.050%	06/20/31	2,114	2,128,500
Series 2015-1A, Class A, 144A
2.400%	03/22/32	3,119	3,120,736

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Non-Residential Mortgage-Backed Securities (continued)
SMART Trust (Australia),
Series 2012-2US, Class A4A, 144A
2.060%	03/14/18	5,785	$5,839,769
Series 2012-4US, Class A4A
1.250%	08/14/18	995	994,753
Series 2013-1US, Class A4A
1.050%	10/14/18	490	490,173
Series 2013-2US, Class A4A
1.180%	02/14/19	660	658,350
Series 2014-1US, Class A4A
1.680%	12/14/19	2,685	2,696,076
Series 2015-1US, Class A3A
1.500%	09/14/18	1,780	1,787,658
SMB Private Education Loan Trust,
Series 2015-A, Class A2A, 144A
2.490%	06/15/27	2,465	2,430,475
SunTrust Auto Receivables Trust,
Series 2015-1A, Class A4, 144A
1.780%	01/15/21	4,390	4,388,683
Synchrony Credit Card Master Note Trust,
Series 2013-1, Class B
1.690%	03/15/21	5,785	5,760,801
Series 2014-1, Class B
1.810%	11/15/20	2,880	2,890,866
Series 2014-1, Class C
1.910%	11/15/20	1,380	1,384,827
Wendys Funding LLC,
Series 2015-1A, Class A2I, 144A
3.371%	06/15/45	8,665	8,651,977
Wheels SPV LLC,
Series 2012-1, Class A3, 144A
1.530%	03/20/21	317	317,237
Series 2015-1A, Class A2, 144A
1.270%	04/22/24	4,075	4,077,518
World Omni Auto Receivables Trust,
Series 2012-A, Class B
1.490%	05/15/19	2,415	2,425,037
World Omni Automobile Lease Securitization Trust,
Series 2014-A, Class B
1.650%	04/15/20	2,050	2,060,881

			258,719,787

Residential Mortgage-Backed Securities — 0.1%
Chase Funding Mortgage Loan Asset-Backed Certificates,
Series 2002-2, Class 1M1
5.599%	09/25/31	12	12,050
Countrywide Asset-Backed Certificates,
Series 2004-BC1, Class M2
1.790%(c)	01/25/34	421	396,829
GSAA Home Equity Trust,
Series 2005-8, Class A3
0.615%(c)	06/25/35	3,590	3,384,025
Series 2005-MTR1, Class A4
0.555%(c)	10/25/35	2,342	2,245,441

SEE NOTES TO FINANCIAL STATEMENTS.

A363

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (continued)
Terwin Mortgage Trust,
Series 2005-14HE, Class AF2
4.849%(c)	08/25/36	292	$300,354

			6,338,699

TOTAL ASSET-BACKED SECURITIES (cost $264,412,579)			265,058,486

COMMERCIAL MORTGAGE-BACKED
SECURITIES — 1.9%
Banc of America Commercial Mortgage Trust,
Series 2006-3, Class AM
6.038%(c)	07/10/44	9,118	9,351,967
Series 2006-5, Class AM
5.448%	09/10/47	8,830	9,180,745
Series 2007-4, Class AM
6.003%(c)	02/10/51	3,315	3,559,538
Series 2007-5, Class A4
5.492%	02/10/51	4,576	4,831,379
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class AS
4.026%	05/10/47	3,000	3,103,017
Series 2014-GC25, Class A4
3.635%	10/10/47	3,250	3,333,333
Series 2015-GC29, Class A4
3.192%	04/10/48	7,480	7,356,752
COBALT CMBS Commercial Mortgage Trust,
Series 2007-C3, Class AM
5.959%(c)	05/15/46	1,025	1,095,311
COMM Mortgage Trust,
Series 2006-C7, Class AM
5.968%(c)	06/10/46	1,285	1,331,742
Series 2014-CR20, Class A4
3.590%	11/10/47	1,860	1,898,080
Series 2014-CR21, Class A3
3.528%	12/10/47	15,365	15,608,105
Series 2014-TWC, Class A, 144A
1.036%(c)	02/13/32	1,950	1,944,008
Series 2014-UBS2, Class C
5.150%(c)	03/10/47	2,270	2,380,229
Series 2015-LC21, Class B
4.104%(c)	07/10/48	3,055	3,130,353
Series 2015-LC21, Class C
4.313%(c)	07/10/48	1,770	1,716,748
Commercial Mortgage Pass-Through Certificates,
Series 2006-C8, Class A4
5.306%	12/10/46	4,301	4,470,209
Series 2012-CR3, Class A3
2.822%	10/15/45	950	945,979
Series 2014-UBS6, Class A5
3.644%	12/10/47	5,330	5,454,386
Commercial Mortgage Trust,
Series 2007-GG9, Class AM
5.475%	03/10/39	3,520	3,675,968
Series 2007-GG9, Class AMFX
5.475%	03/10/39	5,160	5,406,674
Credit Suisse Mortgage Trust,
2014-Ice, Class A, 144A
0.986%(c)	04/15/27	1,065	1,062,276

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED
SECURITIES (continued)
CSAIL Commercial Mortgage Trust,
Series 2015-C2, Class B
4.208%	06/15/57	2,225	$2,268,100
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2015-DNA2, Class M2
2.283%(c)	12/25/27	4,130	4,138,705
FREMF Mortgage Trust,
Series 2014-K41, Class B, 144A
3.960%(c)	11/25/47	2,670	2,640,651
Series 2015-K43, Class B, 144A
3.863%(c)	02/25/48	1,235	1,235,254
Series 2015-K45, Class B, 144A
3.714%(c)	04/25/48	2,040	1,919,173
Series 2015-K46, Class B, 144A
3.696%(c)	04/25/48	3,485	3,315,883
Series 2015-K718, Class B, 144A
3.669%(c)	02/25/22	3,715	3,677,564
GMAC Commercial Mortgage Securities, Inc.,Trust,
Series 2006-C1, Class AM
5.290%(c)	11/10/45	2,225	2,252,267
Greenwich Capital Commercial Funding Corp.,
Series 2006-GG7, Class A4
6.013%(c)	07/10/38	1,689	1,726,726
GS Mortgage Securities Corp. II,
Series 2006-GG6, Class A4
5.553%(c)	04/10/38	1,815	1,825,297
Series 2012-GCJ9, Class A3
2.773%	11/10/45	1,910	1,895,180
GS Mortgage-Backed Securities Trust,
Series 2014-EB1A, Class 2A1, 144A
2.499%(c)	07/25/44	1,748	1,751,360
Hyundai Auto Lease Securitization Trust,
Series 2015-B, Class A4, 144A
1.660%	07/15/19	5,795	5,794,421
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2006-CB15, Class A4
5.814%(c)	06/12/43	1,223	1,256,756
Series 2007-C1, Class A4
5.716%	02/15/51	2,916	3,111,212
Series 2007-CB20, Class A4
5.794%(c)	02/12/51	1,512	1,619,951
Series 2007-LD12, Class A4
5.882%(c)	02/15/51	8,688	9,238,402
Series 2012-C8, Class A3
2.829%	10/15/45	2,455	2,456,181
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2006-LDP8, Class AJ
5.480%(c)	05/15/45	545	563,652
Series 2007-CB19, Class AM
5.885%(c)	02/12/49	7,570	8,022,943
Series 2007-LD12, Class AM
6.208%(c)	02/15/51	7,100	7,626,948
Series 2013-LC11, Class A5
2.960%	04/15/46	2,530	2,521,089
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C24, Class A5
3.639%	11/15/47	895	917,582

SEE NOTES TO FINANCIAL STATEMENTS.

A364

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2015-C28, Class A4
3.227%	10/15/48	7,655	$7,551,137
LB-UBS Commercial Mortgage Trust,
Series 2006-C4, Class A4
6.028%(c)	06/15/38	2,304	2,367,986
Series 2007-C2, Class AM
5.493%(c)	02/15/40	2,845	2,984,126
Series 2007-C6, Class AM
6.114%(c)	07/15/40	2,710	2,899,798
Series 2008-C1, Class AM
6.321%(c)	04/15/41	1,490	1,618,439
Merrill Lynch Mortgage Trust,
Series 2007-C1, Class A4
6.029%(c)	06/12/50	2,580	2,726,707
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C22, Class A4
3.306%	04/15/48	4,055	4,023,967
Morgan Stanley Capital I Trust,
Series 2007-HQ11, Class AJ
5.508%(c)	02/12/44	2,440	2,525,219
Morgan Stanley Capital I, Inc.,
Series 2015-MS1, Class A4
3.720%	05/15/48	2,745	2,827,256
Series 2015-MS1, Class AS
4.063%(c)	05/15/48	325	334,319
Series 2015-MS1, Class B
4.163%(c)	05/15/48	905	901,256
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C24, Class A3
5.558%(c)	03/15/45	1,278	1,293,993
Wells Fargo Commercial Mortgage Trust,
Series 2015-C29, Class A4
3.637%	06/15/48	4,960	5,056,354
Series 2015-LC20, Class C
4.056%(c)	04/15/50	1,995	1,927,699
Series 2015-NXS2, Class A2
3.020%	07/15/58	1,950	2,008,500
Series 2015-NXS2, Class A5
3.767%	07/15/58	3,240	3,336,876
Series 2015-NXS2, Class AS
4.121%	07/15/58	625	643,688
Series 2015-NXS2, Class B
4.394%	07/15/58	1,005	1,020,980
Series 2015-NXS2, Class C
4.394%	07/15/58	545	519,440
WFRBS Commercial Mortgage Trust,
Series 2013-C13, Class A4
3.001%	05/15/45	3,150	3,160,234
Series 2014-C19, Class AS
4.271%	03/15/47	2,775	2,960,528
Series 2014-C24, Class A5
3.609%	11/15/47	1,660	1,705,446

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $220,984,389)			217,006,044

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS — 13.5%
Aerospace & Defense — 0.2%
Accudyne Industries Borrower/Accudyne Industries LLC (Luxembourg),
Gtd. Notes, 144A(a)
7.750%	12/15/20	1,000	$925,000
Airbus Group Finance BV (France),
Gtd. Notes, 144A
2.700%	04/17/23	3,240	3,111,469
Bombardier, Inc. (Canada),
Unsec’d. Notes, 144A(a)
5.500%	09/15/18	2,175	2,153,250
DAE Aviation Holdings, Inc.,
Gtd. Notes, 144A
10.000%	07/15/23	600	601,500
Ducommun, Inc.,
Gtd. Notes
9.750%	07/15/18	525	553,245
Embraer Netherlands Finance BV (Brazil),
Gtd. Notes
5.050%	06/15/25	810	807,975
Esterline Technologies Corp.,
Gtd. Notes
7.000%	08/01/20	125	129,950
Harris Corp.,
Sr. Unsec’d. Notes
2.700%	04/27/20	700	691,058
3.832%	04/27/25	980	952,630
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.600%	03/01/35	1,150	1,063,567
3.800%	03/01/45	2,860	2,549,578
Moog, Inc.,
Gtd. Notes, 144A
5.250%	12/01/22	350	356,125
Textron, Inc.,
Sr. Unsec’d. Notes
4.300%	03/01/24	6,885	7,149,969
TransDigm, Inc.,
Gtd. Notes
6.500%	07/15/24	425	419,687
Gtd. Notes, 144A(a)
6.500%	05/15/25	425	420,750

			21,885,753

Airlines — 0.3%
Air Canada (Canada),
Gtd. Notes, 144A
7.750%	04/15/21	525	560,437
Allegiant Travel Co.,
Gtd. Notes
5.500%	07/15/19	250	251,875
American Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	01/15/27	2,600	2,632,895
American Airlines 2013-1 Class B Pass-Through Trust,
Pass-Through Certificates, 144A
5.625%	01/15/21	128	133,027
American Airlines 2013-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.950%	07/15/24	5,962	6,334,747

SEE NOTES TO FINANCIAL STATEMENTS.

A365

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (continued)
Airlines (continued)
American Airlines 2014-1 Class B Pass-Through Trust,
Pass-Through Certificates
4.375%	04/01/24	506	$513,152
American Airlines 2015-1 Class B Pass-Through Trust,
Pass-Through Certificates(a)
3.700%	11/01/24	1,050	1,029,000
American Airlines Group, Inc.,
Gtd. Notes, 144A(a)
5.500%	10/01/19	850	856,375
Continental Airlines 2009-1 Pass-Through Trust,
Pass-Through Certificates
9.000%	01/08/18	300	320,454
Continental Airlines 2009-2 Class A Pass-Through Trust,
Pass-Through Certificates
7.250%	05/10/21	173	199,961
Continental Airlines 2010-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.750%	11/25/47	220	233,541
Continental Airlines 2012-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.150%	10/11/25	2,813	2,904,294
Delta Air Lines 2010-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.950%	11/23/20	293	310,844
Delta Air Lines 2011-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.300%	10/15/20	118	127,239
Emirates Airline (United Arab Emirates),
Sr. Unsec’d. Notes, REGS
4.500%	02/06/25	619	623,071
United Airlines 2014-2 Class A Pass-Through Trust,
Pass-Through Certificates(a)
3.750%	03/03/28	6,415	6,350,850
United Airlines 2014-2 Class B Pass-Through Trust,
Pass-Through Certificates
4.625%	03/03/24	155	158,100
United Continental Holdings, Inc.,
Gtd. Notes(a)
6.000%	12/01/20	825	847,687
6.375%	06/01/18	625	651,563
US Airways 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.625%	12/03/26	1,930	2,007,552
US Airways 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.950%	05/15/27	2,038	2,048,281
US Airways Group, Inc.,
Gtd. Notes(a)
6.125%	06/01/18	1,575	1,634,850

			30,729,795

Auto Components — 0.1%
Delphi Corp.,
Gtd. Notes
5.000%	02/15/23	6,290	6,698,850
Gestamp Funding Luxembourg SA (Spain),
Sr. Sec’d. Notes, 144A
5.625%	05/31/20	575	589,375

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (continued)
Auto Components (continued)
MPG Holdco I, Inc.,
Gtd. Notes(a)
7.375%	10/15/22	1,000	$1,065,000
Pittsburgh Glass Works LLC,
Sr. Sec’d. Notes, 144A
8.000%	11/15/18	351	369,427
Schaeffler Holding Finance BV (Germany),
Sr. Sec’d. Notes, PIK, 144A
6.250%	11/15/19	325	342,469
6.875%	08/15/18	550	569,250

			9,634,371

Automobiles — 0.2%
Affinia Group, Inc.,
Gtd. Notes
7.750%	05/01/21	325	339,625
Chrysler Group LLC/CG Co-Issuer, Inc.,
Sec’d. Notes
8.250%	06/15/21	4,200	4,578,000
General Motors Co.,
Sr. Unsec’d. Notes(a)
4.000%	04/01/25	4,060	3,985,434
5.200%	04/01/45	2,005	1,985,832
6.250%	10/02/43	2,770	3,090,087
Jaguar Land Rover Automotive PLC (United Kingdom),
Gtd. Notes, 144A
5.625%	02/01/23	1,175	1,216,125
Navistar International Corp.,
Gtd. Notes
8.250%	11/01/21	1,200	1,140,000
Omega US Sub LLC,
Sr. Unsec’d. Notes, 144A
8.750%	07/15/23	1,075	1,072,313

			17,407,416

Banks — 2.4%
Banco Bilbao Vizcaya Argentaria Colombia SA (Colombia),
Sub. Notes, 144A
4.875%	04/21/25	745	728,610
Banco de Credito del Peru/Panama (Peru),
Sub. Notes, REGS
6.125%(c)	04/24/27	900	959,625
Banco do Estado do Rio Grande do Sul SA (Brazil),
Sub. Notes, 144A
7.375%	02/02/22	1,170	1,156,545
Sub. Notes, REGS(a)
7.375%	02/02/22	600	593,100
Banco Santander Chile (Chile),
Sr. Unsec’d. Notes, 144A
3.875%	09/20/22	1,550	1,566,810
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN(a)
2.000%	01/11/18	13,040	13,082,732
3.300%	01/11/23	5,270	5,190,091
5.650%	05/01/18	3,700	4,064,480
Sub. Notes
6.110%	01/29/37	4,635	5,194,991
Sub. Notes, MTN
4.200%	08/26/24	2,835	2,828,173

SEE NOTES TO FINANCIAL STATEMENTS.

A366

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (continued)
Banks (continued)
Bank of Georgia JSC (Georgia),
Sr. Unsec’d. Notes, 144A
7.750%	07/05/17	900	$929,747
Barclays Bank PLC (United Kingdom),
Sr. Unsec’d. Notes, BKNT
2.500%	02/20/19	2,500	2,516,675
Sub. Notes
5.140%	10/14/20	5,015	5,451,190
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
2.750%	11/08/19	4,027	3,997,989
BBVA Bancomer SA (Mexico),
Sr. Unsec’d. Notes, 144A
4.375%	04/10/24	5,305	5,368,660
Sub. Notes, 144A
5.350%(c)	11/12/29	220	218,900
Sub. Notes, REGS
6.500%	03/10/21	750	811,875
BPCE SA (France),
Sub. Notes, 144A
4.500%	03/15/25	4,575	4,424,066
5.150%	07/21/24	3,475	3,530,468
Branch Banking & Trust Co.,
Sub. Notes
3.800%	10/30/26	7,445	7,518,579
Credit Agricole SA (France),
Sr. Unsec’d. Notes, 144A
2.500%	04/15/19	6,470	6,486,906
Credit Agricole SA/London (France),
Sr. Unsec’d. Notes, 144A
2.750%	06/10/20	2,795	2,793,180
Credit Suisse AG (Switzerland),
Sub. Notes, 144A
6.500%	08/08/23	7,385	8,076,317
Discover Bank/Greenwood DE,
Sr. Unsec’d. Notes, BKNT(a)
3.100%	06/04/20	4,210	4,205,811
Erste Group Bank AG (Austria),
Sub. Notes, EMTN
5.500%(c)	05/26/25	200	190,900
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, EMTN
4.000%	01/14/23	875	868,591
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes(a)
2.375%	01/22/18	5,320	5,400,917
3.625%	01/22/23	3,885	3,860,493
5.750%	01/24/22	3,850	4,379,256
Sr. Unsec’d. Notes, GMTN
7.500%	02/15/19	10,440	12,262,918
Sub. Notes
6.750%	10/01/37	3,595	4,216,748
GTB Finance BV (Nigeria),
Gtd. Notes, 144A
7.500%	05/19/16	400	405,000
Halyk Savings Bank of Kazakhstan JSC (Kazakhstan),
Sr. Unsec’d. Notes, REGS
7.250%	01/28/21	850	875,500

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (continued)
Banks (continued)
HSBC Holdings PLC (EN),
Jr. Sub. Notes
6.375%(c)	12/29/49	4,410	$4,432,050
ICICI Bank Ltd. (India),
Jr. Sub. Notes, REGS
6.375%(c)	04/30/22	850	873,723
ING Bank NV (Netherlands),
Sr. Unsec’d. Notes, 144A
2.450%	03/16/20	2,645	2,644,754
Sub. Notes, EMTN
4.125%(c)	11/21/23	5,595	5,747,094
Intesa Sanpaolo SpA (Italy),
Gtd. Notes
3.125%	01/15/16	3,760	3,788,662
Sr. Unsec’d. Notes, 144A
6.500%	02/24/21	795	906,927
Itau Unibanco Holding SA (Brazil),
Sub. Notes, REGS
5.650%	03/19/22	2,610	2,632,837
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
4.500%	01/24/22	12,660	13,567,380
KFW (Germany),
Gov’t. Gtd. Notes, GMTN
0.500%	04/19/16	3,971	3,973,740
Lloyds Bank PLC (United Kingdom),
Gtd. Notes, 144A
6.500%	09/14/20	10,135	11,681,652
Morgan Stanley,
Sr. Unsec’d. Notes
2.125%	04/25/18	5,510	5,547,237
3.750%	02/25/23	21,620	21,860,847
Sr. Unsec’d. Notes, GMTN
5.500%	07/28/21	7,570	8,539,634
Sub. Notes
5.000%	11/24/25	7,935	8,306,826
Nordea Bank AB (Sweden),
Sub. Notes, 144A
4.875%	05/13/21	6,845	7,410,075
Provident Funding Associates LP/PFG Finance Corp.,
Gtd. Notes, 144A(a)
6.750%	06/15/21	2,250	2,148,750
Royal Bank of Scotland PLC (The) (United Kingdom),
Gtd. Notes
6.125%	01/11/21	6,815	7,820,240
Santander UK PLC (United Kingdom),
Sub. Notes, 144A
5.000%	11/07/23	9,120	9,332,350
Sberbank of Russia Via SB Capital SA (Russia),
Sr. Unsec’d. Notes, 144A
6.125%	02/07/22	350	336,000
Sr. Unsec’d. Notes, REGS
6.125%	02/07/22	1,250	1,200,000
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
1.700%	04/17/18	5,800	5,776,104
Turkiye Garanti Bankasi A/S (Turkey),
Sr. Unsec’d. Notes, 144A(a)
6.250%	04/20/21	1,300	1,391,052

SEE NOTES TO FINANCIAL STATEMENTS.

A367

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (continued)
Banks (continued)
Turkiye Halk Bankasi A/S (Turkey),
Sr. Unsec’d. Notes, 144A
3.875%	02/05/20	400	$384,428
4.875%	07/19/17	685	704,728
Turkiye Is Bankasi (Turkey),
Sub. Notes, REGS
6.000%	10/24/22	900	898,020
Turkiye Vakiflar Bankasi TAO (Turkey),
Sub. Notes, REGS
6.875%(c)	02/03/25	425	417,545
US Bank NA,
Sr. Unsec’d. Notes, BKNT
2.125%	10/28/19	5,400	5,406,134
Yasar Holdings A/S (Turkey),
Gtd. Notes, 144A
8.875%	05/06/20	585	612,788

			262,497,420

Beverages
Anadolu Efes Biracilik Ve Malt Sanayii A/S (Turkey),
Sr. Unsec’d. Notes, REGS
3.375%	11/01/22	1,400	1,251,600
Constellation Brands, Inc.,
Gtd. Notes
6.000%	05/01/22	475	517,855
Cott Beverages, Inc. (Canada),
Gtd. Notes, 144A
6.750%	01/01/20	525	544,687
JB y Co. SA de CV (Mexico),
Gtd. Notes, 144A
3.750%	05/13/25	460	446,338
Marfrig Overseas Ltd. (Brazil),
Gtd. Notes, REGS
9.500%	05/04/20	400	408,680

			3,169,160

Biotechnology — 0.1%
Celgene Corp.,
Sr. Unsec’d. Notes(a)
3.625%	05/15/24	6,990	6,981,123
Concordia Healthcare Corp. (Canada),
Gtd. Notes, 144A
7.000%	04/15/23	775	775,000
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
3.500%	02/01/25	1,580	1,582,302

			9,338,425

Building Products
Builders Firstsource, Inc.,
Sr. Sec’d. Notes, 144A(a)
7.625%	06/01/21	1,175	1,216,125
Grupo Cementos de Chihuahua SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
8.125%	02/08/20	560	600,880
Interline Brands, Inc.,
Sr. Unsec’d. Notes, PIK
10.000%	11/15/18	177	184,965

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (continued)
Building Products (continued)
Masonite International Corp.,
Gtd. Notes, 144A
5.625%	03/15/23	375	$381,094
Norbord, Inc. (Canada),
Sr. Sec’d. Notes, 144A
6.250%	04/15/23	375	379,687
Nortek, Inc.,
Gtd. Notes
8.500%	04/15/21	700	747,250
Owens Corning,
Gtd. Notes
9.000%	06/15/19	425	506,920
USG Corp.,
Gtd. Notes, 144A(a)
5.875%	11/01/21	200	210,500

			4,227,421

Capital Markets
Ameriprise Financial, Inc.,
Sr. Unsec’d. Notes
7.300%	06/28/19	730	868,153
Ares Capital Corp.,
Sr. Unsec’d. Notes
4.875%	11/30/18	1,175	1,231,865
E*TRADE Financial Corp.,
Sr. Unsec’d. Notes
5.375%	11/15/22	1,450	1,486,250

			3,586,268

Chemicals — 0.2%
Braskem Finance Ltd. (Brazil),
Gtd. Notes(a)
6.450%	02/03/24	5,820	5,499,900
Ciech Group Financing AB (Poland),
Sr. Sec’d. Notes, 144A
9.500%	11/30/19	EUR 425	517,355
Consolidated Energy Finance SA (Trinidad & Tobago),
Gtd. Notes, 144A
6.750%	10/15/19	1,170	1,187,550
Hexion, Inc.,
Sr. Sec’d. Notes
6.625%	04/15/20	850	779,875
8.875%	02/01/18	1,200	1,083,000
10.000%	04/15/20	325	333,937
Ineos Group Holdings SA (Luxembourg),
Sec’d. Notes, 144A(a)
6.125%	08/15/18	850	868,063
Kerling PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
10.625%	02/01/17	EUR 725	826,454
LYB International Finance BV,
Gtd. Notes(a)
4.000%	07/15/23	4,180	4,277,595
Momentive Performance Materials, Inc.,
Sr. Sec’d. Notes(a)
3.880%	10/24/21	1,200	1,077,000
Platform Specialty Products Corp.,
Sr. Unsec’d. Notes, 144A(a)
6.500%	02/01/22	1,175	1,213,187

SEE NOTES TO FINANCIAL STATEMENTS.

A368

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (continued)
Chemicals (continued)
PolyOne Corp.,
Sr. Unsec’d. Notes(a)
5.250%	03/15/23		850	$841,500
Univar USA, Inc.,
Gtd. Notes, 144A
6.750%	07/15/23		625	631,250

				19,136,666

Commercial Services & Supplies — 0.2%
Ashtead Capital, Inc. (United Kingdom),
Sec’d. Notes, 144A
6.500%	07/15/22		550	583,000
CEB, Inc.,
Gtd. Notes, 144A
5.625%	06/15/23		2,300	2,311,500
Clean Harbors, Inc.,
Gtd. Notes
5.125%	06/01/21		675	668,250
5.250%	08/01/20		225	228,375
FTI Consulting, Inc.,
Gtd. Notes
6.000%	11/15/22		850	886,125
6.750%	10/01/20		650	674,375
Harland Clarke Holdings Corp.,
Sr. Sec’d. Notes, 144A
6.875%	03/01/20		325	312,000
Iron Mountain Europe PLC (United Kingdom),
Gtd. Notes, 144A
6.125%	09/15/22	EUR	500	806,486
Jaguar Holding Co. I,
Sr. Unsec’d. Notes, PIK, 144A
9.375%	10/15/17		500	510,600
Jaguar Holding Co. II/Jaguar Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
9.500%	12/01/19		525	559,125
Laureate Education, Inc.,
Gtd. Notes, 144A(a)
10.000%	09/01/19		2,000	1,865,000
Lender Processing Services, Inc./Black Knight Lending Solutions, Inc.,
Gtd. Notes
5.750%	04/15/23		625	657,813
Massachusetts Institute of Technology,
Unsec’d. Notes
3.959%	07/01/38		2,130	2,121,625
Red de Carreteras de Occidente SAPIB de CV (Mexico),
Sr. Sec’d. Notes, 144A
9.000%	06/10/28	MXN	4,240	263,715
Republic Services, Inc.,
Gtd. Notes
3.550%	06/01/22		2,615	2,648,890
Royal Capital B.V. (Philippines),
Gtd. Notes
6.250%(c)	05/29/49		200	208,884
Safway Group Holding LLC/Safway Finance Corp.,
Sec’d. Notes, 144A
7.000%	05/15/18		250	255,573
Service Corp. International,
Sr. Unsec’d. Notes
8.000%	11/15/21		350	407,750

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (continued)
Commercial Services & Supplies (continued)
SFX Entertainment, Inc.,
Sec’d. Notes, 144A
9.625%	02/01/19		1,300	$1,140,750
Tervita Corp. (Canada),
Gtd. Notes, 144A
10.875%	02/15/18		875	599,375
Sr. Sec’d. Notes, 144A
8.000%	11/15/18		1,575	1,433,250
United Rentals North America, Inc.,
Gtd. Notes(a)
6.125%	06/15/23		875	893,594
Verisure Holding AB (Sweden),
Sr. Sec’d. Notes, 144A
8.750%	09/01/18	EUR	575	676,297

				20,712,352

Communications Equipment
Alcatel-Lucent USA, Inc. (France),
Gtd. Notes, 144A
6.750%	11/15/20		525	555,187
8.875%	01/01/20		525	570,937
Avaya, Inc.,
Sec’d. Notes, 144A(a)
10.500%	03/01/21		775	639,375
CommScope Technologies Finance LLC,
Sr. Sec’d. Notes, 144A
6.000%	06/15/25		1,500	1,494,375
ViaSat, Inc.,
Gtd. Notes
6.875%	06/15/20		550	580,250

				3,840,124

Construction & Engineering — 0.1%
CCCI Treasure Ltd. (China),
Gtd. Notes
3.500%(c)	12/29/49		1,260	1,249,388
CRCC Yupeng Ltd. (China),
Gtd. Notes
3.950%(c)	02/28/49		770	779,625
Dycom Investments, Inc.,
Gtd. Notes
7.125%	01/15/21		350	365,750
Heathrow Funding Ltd. (United Kingdom),
Sr. Sec’d. Notes, 144A
4.875%	07/15/23		4,343	4,746,812
MMC Energy, Inc.,
First Lien(g)(i)
8.875%	10/15/20		1,200	—
Odebrecht Finance Ltd. (Brazil),
Gtd. Notes, 144A
7.125%	06/26/42		2,365	1,809,225
Gtd. Notes, REGS(a)
7.125%	06/26/42		200	153,000
Taylor Morrison Communities, Inc./Monarch Communities, Inc.,
Gtd. Notes, 144A
5.875%	04/15/23		575	567,813

				9,671,613

SEE NOTES TO FINANCIAL STATEMENTS.

A369

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (continued)
Construction Materials — 0.1%
Cemex Finance LLC (Mexico),
Sr. Sec’d. Notes, 144A
9.375%	10/12/22	1,425	$1,587,094
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
5.025%(c)	10/15/18	350	368,200
Holcim US Finance Sarl & Cie SCS (Switzerland),
Gtd. Notes, 144A(a)
5.150%	09/12/23	2,420	2,651,323
6.000%	12/30/19	1,572	1,775,484
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
4.250%	07/02/24	4,475	4,530,119
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes
10.500%	01/31/20	417	455,051
Votorantim Cimentos SA (Brazil),
Gtd. Notes, 144A
7.250%	04/05/41	2,260	2,217,625
Vulcan Materials Co.,
Sr. Unsec’d. Notes(a)
7.500%	06/15/21	425	488,750
West China Cement Ltd. (Channel Islands),
Gtd. Notes
6.500%	09/11/19	1,050	1,057,261

			15,130,907

Consumer Finance — 0.2%
Ally Financial, Inc.,
Gtd. Notes
7.500%	09/15/20	360	419,400
8.000%	03/15/20	161	189,577
8.000%	11/01/31	300	359,250
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25	2,490	2,377,524
10.250%	07/15/19	400	488,915
General Motors Financial Co., Inc.,
Gtd. Notes(a)
3.150%	01/15/20	5,730	5,756,851
6.750%	06/01/18	3,865	4,314,465
Hyundai Capital America (South Korea),
Sr. Unsec’d. Notes, 144A
2.550%	02/06/19	2,465	2,484,229
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
Gtd. Notes, 144A
5.875%	08/01/21	400	389,000
Navient Corp.,
Sr. Unsec’d. Notes
5.875%	03/25/21	1,025	1,024,354
Onemain Financial Holdings, Inc.,
Gtd. Notes, 144A
6.750%	12/15/19	700	729,750
Springleaf Finance Corp.,
Sr. Unsec’d. Notes
5.250%	12/15/19	975	961,594

			19,494,909

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (continued)
Containers & Packaging — 0.1%
AEP Industries, Inc.,
Sr. Unsec’d. Notes
8.250%	04/15/19		650	$661,375
Ardagh Finance Holdings SA (Luxembourg),
Sr. Unsec’d. Notes, PIK, 144A
8.375%	06/15/19	EUR	225	255,252
8.625%	06/15/19		907	938,989
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Gtd. Notes, 144A
6.250%	01/31/19		200	203,500
Sr. Unsec’d. Notes, 144A(g)
7.000%	11/15/20		693	706,500
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Is (New Zealand),
Gtd. Notes, 144A
5.625%	12/15/16		525	524,016
6.000%	06/15/17		825	825,000
Coveris Holding Corp.,
Gtd. Notes, 144A
10.000%	06/01/18		275	288,750
Graphic Packaging International, Inc.,
Gtd. Notes
4.750%	04/15/21		325	328,250
Greif, Inc.,
Sr. Unsec’d. Notes
7.750%	08/01/19		25	27,813
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (New Zealand),
Gtd. Notes(a)
8.250%	02/15/21		1,250	1,296,875
9.875%	08/15/19		403	423,150
Sealed Air Corp.,
Gtd. Notes, 144A
5.250%	04/01/23		600	603,750
SIG Combibloc Holdings SCA (Luxembourg),
Sr. Unsec’d. Notes, 144A
7.750%	02/15/23	EUR	1,175	1,363,266

				8,446,486

Distributors
H&E Equipment Services, Inc.,
Gtd. Notes(a)
7.000%	09/01/22		275	283,594
Matalan Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.875%	06/01/19	GBP	800	1,225,567

				1,509,161

Diversified Consumer Services
Horizon Pharma Financing, Inc.,
Sr. Unsec’d. Notes, 144A(a)
6.625%	05/01/23		600	625,500
HRG Group, Inc.,
First Lien
7.875%	07/15/19		475	501,125
First Lien, 144A
7.875%	07/15/19		425	448,375
Sr. Unsec’d Notes
7.750%	01/15/22		750	731,250
Sr. Unsec’d. Notes, 144A
7.750%	01/15/22		675	658,125

SEE NOTES TO FINANCIAL STATEMENTS.

A370

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (continued)
Diversified Consumer Services (continued)
President and Fellows of Harvard College,
Unsec’d. Notes
3.619%	10/01/37	1,310	$1,249,270

			4,213,645

Diversified Financial Services — 0.3%
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp.,
Gtd. Notes, 144A
7.750%	02/15/18	500	522,500
Debt and Asset Trading Corp. (Vietnam),
Gov’t. Gtd. Notes, REGS
1.000%	10/10/25	300	173,400
Denali Borrower LLC/Denali Finance Corp.,
Sr. Sec’d. Notes, 144A
5.625%	10/15/20	1,050	1,103,813
Energizer Holdings, Inc.,
Gtd. Notes, 144A
5.500%	06/15/25	925	913,437
Ferrellgas LP/Ferrellgas Finance Corp.,
Gtd. Notes, 144A
6.750%	06/15/23	100	100,500
Sr. Unsec’d. Notes
6.500%	05/01/21	1,050	1,047,375
Grain Spectrum Funding LLC,
Sec’d. Notes, 144A
4.000%	10/10/18	3,810	3,860,391
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes(a)
4.875%	03/15/19	900	906,750
6.000%	08/01/20	1,625	1,677,813
INVISTA Finance LLC,
Sr. Sec’d. Notes, 144A
4.250%	10/15/19	1,965	1,935,525
James Hardie International Finance Ltd. (Ireland),
Gtd. Notes, 144A
5.875%	02/15/23	625	643,750
Jefferies LoanCore LLC/JLC Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.875%	06/01/20	1,200	1,164,000
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
Sr. Unsec’d. Notes
7.375%	10/01/17	375	390,937
National Financial Partners Corp.,
Sr. Unsec’d. Notes, 144A
9.000%	07/15/21	1,175	1,160,313
Nationstar Mortgage LLC/Nationstar Capital Corp.,
Gtd. Notes(a)
6.500%	07/01/21	2,600	2,421,250
7.875%	10/01/20	1,300	1,296,750
Navient Corp.,
Sr. Unsec’d. Notes
5.000%	10/26/20	1,150	1,127,000
NRG Yield Operating LLC,
Gtd. Notes, 144A(a)
5.375%	08/15/24	725	730,437
Opal Acquisition, Inc.,
Sr. Unsec’d. Notes, 144A
8.875%	12/15/21	850	828,750

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (continued)
Diversified Financial Services (continued)
Peninsula Gaming LLC/Peninsula Gaming Corp.,
Gtd. Notes, 144A
8.375%	02/15/18		350	$364,437
Power Sector Assets & Liabilities Management Corp. (Philippines),
Gov’t. Gtd. Notes, REGS
7.390%	12/02/24		3,810	4,986,528
Quicken Loans, Inc.,
Gtd. Notes, 144A(a)
5.750%	05/01/25		1,500	1,436,250
Voya Financial, Inc.,
Gtd. Notes(a)
2.900%	02/15/18		1,585	1,626,521
Walter Investment Management Corp.,
Gtd. Notes(a)
7.875%	12/15/21		1,950	1,808,625
WaveDivision Escrow LLC/WaveDivision Escrow Corp.,
Sr. Unsec’d. Notes, 144A
8.125%	09/01/20		1,000	1,040,000

				33,267,052

Diversified Telecommunication Services — 0.5%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.500%	01/15/22		1,150	1,150,000
Altice Finco SA (Luxembourg),
Sr. Sec’d. Notes, 144A
8.125%	01/15/24		800	808,000
9.875%	12/15/20		650	715,000
Altice SA (Luxembourg),
Gtd. Notes, 144A
7.750%	05/15/22		1,025	991,687
CenturyLink, Inc.,
Sr. Unsec’d. Notes(a)
5.625%	04/01/20		675	675,844
6.450%	06/15/21		1,125	1,133,437
GCX Ltd. (India),
Sr. Sec’d. Notes, REGS
7.000%	08/01/19		200	200,887
GTP Acquisition Partners I LLC,
Asset Backed, 144A
2.350%	06/15/45		5,190	5,162,441
Hughes Satellite Systems Corp.,
Gtd. Notes
7.625%	06/15/21		610	671,122
Sr. Sec’d. Notes
6.500%	06/15/19		609	660,765
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
5.500%	08/01/23		1,400	1,239,700
6.625%	12/15/22		600	546,000
Level 3 Financing, Inc.,
Gtd. Notes(a)
5.375%	08/15/22		3,025	3,055,250
6.125%	01/15/21		175	183,523
7.000%	06/01/20		525	557,156
Gtd. Notes, 144A(a)
5.625%	02/01/23		1,175	1,186,750
OTE PLC (Greece),
Gtd. Notes, GMTN(g)
4.625%	05/20/16	EUR	600	624,148

SEE NOTES TO FINANCIAL STATEMENTS.

A371

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (continued)
Diversified Telecommunication Services (continued)
PCCW Capital No 4 Ltd. (Hong Kong),
Gtd. Notes, REGS
5.750%	04/17/22		400	$429,966
Sable International Finance Ltd. (United Kingdom),
Sr. Sec’d. Notes, 144A
8.750%	02/01/20		925	989,750
TBG Global Pte Ltd. (Indonesia),
Gtd. Notes
5.250%	02/10/22		1,100	1,071,847
Telecom Italia Capital SA (Italy),
Gtd. Notes
7.175%	06/18/19		1,385	1,556,394
Telecom Italia SpA (Italy),
Sr. Unsec’d. Notes, EMTN
6.375%	06/24/19	GBP	850	1,446,739
Verizon Communications, Inc.,
Sr. Unsec’d. Notes(a)
4.500%	09/15/20		4,235	4,568,443
5.150%	09/15/23		8,300	9,087,180
6.400%	09/15/33		10,985	12,588,151
Virgin Media Finance PLC (United Kingdom),
Gtd. Notes, 144A
6.000%	10/15/24		450	456,750
7.000%	04/15/23	GBP	625	1,045,857
Sr. Sec’d. Notes, 144A
5.250%	01/15/26		875	845,469
Wind Acquisition Finance SA (Italy),
Sec’d. Notes, 144A
7.375%	04/23/21		2,125	2,148,906
Sr. Sec’d. Notes, 144A
4.750%	07/15/20		900	886,500

				56,683,662

Electric Utilities — 0.4%
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes, 144A
4.875%	01/15/24		585	598,163
Constellation Energy Group, Inc.,
Gtd. Notes(a)
5.150%	12/01/20		2,555	2,827,284
Electricite de France SA (France),
Sr. Unsec’d. Notes, 144A
4.600%	01/27/20		1,150	1,264,588
Eskom Holdings SOC Ltd. (South Africa),
Sr. Unsec’d. Notes, REGS
6.750%	08/06/23		1,100	1,111,088
7.125%	02/11/25		2,160	2,185,445
Exelon Corp.,
Sr. Unsec’d. Notes
2.850%	06/15/20		1,515	1,523,792
FirstEnergy Corp.,
Sr. Unsec’d. Notes
2.750%	03/15/18		2,180	2,212,105
4.250%	03/15/23		2,445	2,460,262
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.350%	01/15/25		5,520	5,663,697

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (continued)
Electric Utilities (continued)
GenOn Energy, Inc.,
Sr. Unsec’d. Notes
9.500%	10/15/18		875	$892,500
Infinis PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
7.000%	02/15/19	GBP	500	817,045
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A
6.875%	06/21/23		1,245	1,417,433
Sr. Sec’d. Notes, REGS
6.875%	06/21/23		800	910,800
Majapahit Holding BV (Indonesia),
Gtd. Notes, REGS
7.750%	01/20/20		1,820	2,104,375
Origin Energy Finance Ltd. (Australia),
Gtd. Notes, 144A
3.500%	10/09/18		7,450	7,642,486
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes, 144A
5.250%	10/24/42		200	174,000
Sr. Unsec’d. Notes, REGS(a)
5.250%	10/24/42		2,000	1,740,000
5.500%	11/22/21		965	1,020,487
PPL Capital Funding, Inc.,
Gtd. Notes(a)
3.500%	12/01/22		6,160	6,233,464

				42,799,014

Electronic Equipment, Instruments & Components — 0.1%
Arrow Electronics, Inc.,
Sr. Unsec’d. Notes
3.500%	04/01/22		1,985	1,953,959
Avnet, Inc.,
Sr. Unsec’d. Notes
5.875%	06/15/20		4,780	5,302,287
CDW LLC/CDW Finance Corp.,
Gtd. Notes(a)
6.000%	08/15/22		925	955,063
Keysight Technologies, Inc.,
Gtd. Notes, 144A
4.550%	10/30/24		5,430	5,241,003
Norcell Sweden Holding 2 AB (Sweden),
Sec’d. Notes, 144A
10.750%	09/29/19	EUR	380	457,836
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
2.400%	02/01/19		865	864,062

				14,774,210

Energy Equipment & Services — 0.2%
Exterran Holdings, Inc.,
Gtd. Notes
7.250%	12/01/18		400	413,000
Exterran Partners LP / EXLP Finance Corp.,
Gtd. Notes
6.000%	10/01/22		500	475,000
Exterran Partners LP/EXLP Finance Corp.,
Gtd. Notes
6.000%	04/01/21		250	241,250

SEE NOTES TO FINANCIAL STATEMENTS.

A372

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Energy Equipment & Services (continued)
Parker Drilling Co.,
Gtd. Notes
6.750%	07/15/22		575	$495,937
7.500%	08/01/20		125	113,750
Seadrill Ltd. (Norway),
Sr. Unsec’d. Notes, 144A
6.125%	09/15/17		200	175,500
SESI LLC,
Gtd. Notes
6.375%	05/01/19		6,000	6,102,000
7.125%	12/15/21		1,924	2,039,440
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.700%	01/15/23		2,025	1,885,498
4.550%	06/24/24		5,905	5,722,441

				17,663,816

Food & Staples Retailing
Rite Aid Corp.,
Gtd. Notes(a)
6.750%	06/15/21		1,600	1,680,000

Food Products — 0.2%
Barry Callebaut Services NV (Belgium),
Gtd. Notes, 144A
5.500%	06/15/23		4,075	4,339,793
Boparan Finance PLC (United Kingdom),
Gtd. Notes, 144A
5.250%	07/15/19	GBP	675	996,952
Bumble Bee Holdings, Inc. (Luxembourg),
Sr. Sec’d. Notes, 144A
9.000%	12/15/17		416	436,280
Darling Ingredients, Inc.,
Gtd. Notes(a)
5.375%	01/15/22		1,350	1,350,000
Dean Foods Co.,
Gtd. Notes, 144A
6.500%	03/15/23		1,025	1,045,500
JBS USA LLC/JBS USA Finance, Inc. (Brazil),
Sr. Unsec’d. Notes, 144A(a)
5.875%	07/15/24		800	805,000
JM Smucker Co., (The),
Gtd. Notes, 144A
2.500%	03/15/20		2,750	2,734,055
Minerva Luxembourg SA (Brazil),
Gtd. Notes, 144A
7.750%	01/31/23		400	403,000
Mriya Agro Holding PLC (Ukraine),
Sr. Unsec’d. Notes, 144A(g)(i)
9.450%	04/19/18		900	123,120
Sr. Unsec’d. Notes, REGS(g)(i)
9.450%	04/19/18		400	54,720
Post Holdings, Inc.,
Gtd. Notes(a)
7.375%	02/15/22		800	814,000
Gtd. Notes, 144A(a)
6.000%	12/15/22		400	385,000
6.750%	12/01/21		625	625,000
Shearer’s Foods LLC/Chip Finance Corp.,
Sr. Sec’d. Notes, 144A

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Food Products (continued)
9.000%	11/01/19		775	$833,125
Tyson Foods, Inc.,
Gtd. Notes
3.950%	08/15/24		2,180	2,195,997
4.500%	06/15/22		1,240	1,317,175

				18,458,717

Gas Utilities
Perusahaan Gas Negara Persero Tbk PT (Indonesia),
Sr. Unsec’d. Notes, 144A
5.125%	05/16/24		505	507,889

Health Care Equipment & Supplies — 0.2%
Crimson Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A(a)
6.625%	05/15/22		925	811,687
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp.,
Sec’d. Notes, 144A
8.125%	06/15/21		925	952,750
Medtronic, Inc.,
Gtd. Notes
2.750%	04/01/23		1,265	1,222,726
Gtd. Notes, 144A
3.500%	03/15/25		11,405	11,366,075
4.625%	03/15/45		4,340	4,393,595
Universal Hospital Services, Inc.,
Sec’d. Notes(a)
7.625%	08/15/20		1,500	1,387,500

				20,134,333

Health Care Providers & Services — 0.4%
Acadia Healthcare Co., Inc.,
Gtd. Notes, 144A(a)
5.625%	02/15/23		450	455,625
AmerisourceBergen Corp.,
Sr. Unsec’d. Notes
3.250%	03/01/25		1,380	1,327,592
Anthem, Inc.,
Sr. Unsec’d. Notes
3.500%	08/15/24		5,935	5,700,734
4.650%	01/15/43		1,785	1,636,422
Capella Healthcare, Inc.,
Gtd. Notes
9.250%	07/01/17		1,100	1,126,125
Catholic Health Initiatives,
Sec’d. Notes
2.950%	11/01/22		1,810	1,765,429
Unsec’d. Notes
2.600%	08/01/18		1,515	1,540,519
CHS/Community Health Systems, Inc.,
Gtd. Notes(a)
6.875%	02/01/22		2,325	2,452,875
7.125%	07/15/20		750	794,625
8.000%	11/15/19		400	421,500
Sr. Sec’d. Notes
5.125%	08/01/21		1,175	1,197,031
Ephios Bondco PLC (France),
Sr. Sec’d. Notes, 144A
6.250%	07/01/22	EUR	825	892,160

SEE NOTES TO FINANCIAL STATEMENTS.

A373

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Health Care Providers & Services (continued)
Fresenius Medical Care US Finance II, Inc. (Germany),
Gtd. Notes, 144A
5.875%	01/31/22		150	$159,000
Fresenius Medical Care US Finance, Inc. (Germany),
Gtd. Notes
6.875%	07/15/17		25	27,063
HCA Holdings, Inc.,
Sr. Unsec’d. Notes
6.250%	02/15/21		475	511,813
HCA, Inc.,
Gtd. Notes
7.500%	02/15/22		6,300	7,237,125
Holding Medi-Partenaires SAS (France),
Sr. Sec’d. Notes, 144A
7.000%	05/15/20	EUR	550	649,959
Humana, Inc.,
Sr. Unsec’d. Notes(a)
3.850%	10/01/24		4,335	4,317,638
4.950%	10/01/44		4,510	4,425,307
IASIS Healthcare LLC/IASIS Capital Corp.,
Gtd. Notes
8.375%	05/15/19		600	621,000
Kaiser Foundation Hospitals,
Gtd. Notes
3.500%	04/01/22		1,120	1,133,969
Select Medical Corp.,
Gtd. Notes(a)
6.375%	06/01/21		875	883,750
Tenet Healthcare Corp.,
Sr. Sec’d. Notes, 144A
3.784%(c)	06/15/20		425	428,719
Sr. Unsec’d. Notes
8.125%	04/01/22		775	847,463
Sr. Unsec’d. Notes, 144A(a)
6.750%	06/15/23		1,075	1,096,500
Truven Health Analytics, Inc.,
Gtd. Notes
10.625%	06/01/20		575	602,313
WellCare Health Plans, Inc.,
Sr. Unsec’d. Notes
5.750%	11/15/20		1,025	1,066,000

				43,318,256

Hotels, Restaurants & Leisure — 0.2%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
4.625%	01/15/22		1,275	1,255,875
Aramark Services, Inc.,
Gtd. Notes(a)
5.750%	03/15/20		800	835,200
Boyd Gaming Corp.,
Gtd. Notes(a)
6.875%	05/15/23		750	768,750
9.000%	07/01/20		125	135,625
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.,
Gtd. Notes
5.250%	03/15/21		1,075	1,104,563

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Hotels, Restaurants & Leisure (continued)
Cirsa Funding Luxembourg SA (Spain),
Gtd. Notes, 144A
5.875%	05/15/23	EUR	675	$726,262
8.750%	05/15/18	EUR	584	664,963
Graton Economic Development Authority,
Sr. Sec’d. Notes, 144A
9.625%	09/01/19		1,025	1,105,360
Great Canadian Gaming Corp. (Canada),
Gtd. Notes, 144A
6.625%	07/25/22	CAD	275	229,534
Hyatt Hotels Corp.,
Sr. Unsec’d. Notes
3.875%	08/15/16		2,515	2,583,121
International Game Technology PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.250%	02/15/22		675	644,625
6.500%	02/15/25		1,025	948,125
Interval Acquisition Corp.,
Gtd. Notes, 144A
5.625%	04/15/23		1,000	1,012,500
LTF Merger Sub, Inc.,
Gtd. Notes, 144A(a)
8.500%	06/15/23		1,125	1,085,625
MGM Resorts International,
Gtd. Notes(a)
6.000%	03/15/23		1,700	1,721,250
6.625%	12/15/21		575	600,875
NCL Corp. Ltd.,
Sr. Unsec’d. Notes, 144A
5.250%	11/15/19		625	639,844
PF Chang’s China Bistro, Inc.,
Gtd. Notes, 144A(a)
10.250%	06/30/20		525	542,719
Pinnacle Entertainment, Inc.,
Gtd. Notes
7.500%	04/15/21		1,550	1,641,063
Playa Resorts Holding BV (Netherlands),
Gtd. Notes, 144A
8.000%	08/15/20		450	465,750
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.,
Sr. Sec’d. Notes, 144A
9.500%	06/15/19		223	234,429
Sabre GLBL, Inc.,
Sr. Sec’d. Notes, 144A(a)
5.375%	04/15/23		500	492,500
Scientific Games International, Inc.,
Sr. Sec’d. Notes, 144A(a)
7.000%	01/01/22		600	619,500
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC,
Gtd. Notes, 144A(a)
5.875%	05/15/21		1,050	1,060,500
Shingle Springs Tribal Gaming Authority,
Sr. Unsec’d. Notes, 144A
9.750%	09/01/21		525	582,750
Six Flags Entertainment Corp.,
Gtd. Notes, 144A
5.250%	01/15/21		600	613,500
Starwood Hotels & Resorts Worldwide, Inc.,
Sr. Unsec’d. Notes
7.150%	12/01/19		200	232,645

SEE NOTES TO FINANCIAL STATEMENTS.

A374

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (continued)
Hotels, Restaurants & Leisure (continued)
Station Casinos LLC,
Gtd. Notes
7.500%	03/01/21		275	$294,250
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.250%	10/15/21		200	189,000

				23,030,703

Household Durables — 0.1%
Arcelik A/S (Turkey),
Sr. Unsec’d. Notes, REGS
5.000%	04/03/23		1,000	954,120
Controladora Mabe SA de CV (Mexico),
Gtd. Notes, 144A
7.875%	10/28/19		700	789,855
Gtd. Notes, REGS
7.875%	10/28/19		200	225,673
RSI Home Products, Inc.,
Sec’d. Notes, 144A
6.500%	03/15/23		1,050	1,057,875
Shea Homes LP / Shea Homes Funding Corp.,
Sr. Unsec’d. Notes, 144A
5.875%	04/01/23		475	480,937
William Lyon Homes, Inc.,
Gtd. Notes(a)
7.000%	08/15/22		825	853,875
8.500%	11/15/20		1,425	1,539,000

				5,901,335

Household Products — 0.1%
Brakes Capital (United Kingdom),
Sr. Sec’d. Notes, 144A
7.125%	12/15/18	GBP	275	442,911
Newell Rubbermaid, Inc.,
Sr. Unsec’d. Notes
2.050%	12/01/17		3,920	3,956,370
Prestige Brands, Inc.,
Gtd. Notes
8.125%	02/01/20		200	213,500
Spectrum Brands, Inc.,
Gtd. Notes(a)
6.625%	11/15/22		950	1,011,750
Gtd. Notes, 144A
5.750%	07/15/25		1,125	1,141,875

				6,766,406

Independent Power & Renewable Electricity Producers — 0.1%
AES Corp. (The),
Sr. Unsec’d. Notes(a)
5.500%	03/15/24		1,050	1,010,625
Calpine Corp.,
Sr. Unsec’d. Notes(a)
5.375%	01/15/23		1,875	1,842,187
5.500%	02/01/24		525	507,937
Dynegy, Inc.,
Gtd. Notes, 144A
6.750%	11/01/19		850	884,425

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (continued)
Independent Power & Renewable Electricity Producers (continued)
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
2.950%	01/15/20	1,920	$1,926,643
6.250%	10/01/39	3,270	3,608,272
NRG Energy, Inc.,
Gtd. Notes(a)
6.250%	07/15/22	2,525	2,562,875
6.250%	05/01/24	425	421,813
6.625%	03/15/23	1,625	1,673,750
TerraForm Power Operating LLC,
Gtd. Notes, 144A(a)
5.875%	02/01/23	1,250	1,268,750

			15,707,277

Industrial Conglomerates
Alfa SAB de CV (Mexico),
Sr. Unsec’d. Notes, 144A
6.875%	03/25/44	285	291,327
Alliance Global Group, Inc. (Philippines),
Gtd. Notes
6.500%	08/18/17	750	795,000
Alphabet Holding Co., Inc.,
Sr. Unsec’d. Notes, PIK
7.750%	11/01/17	900	900,000
Argos Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
7.125%	03/15/23	975	1,021,313

			3,007,640

Insurance — 0.6%
Aflac, Inc.,
Sr. Unsec’d. Notes
3.625%	11/15/24	8,175	8,202,820
AIA Group Ltd. (Hong Kong),
Sr. Unsec’d. Notes, 144A
3.200%	03/11/25	6,255	6,026,248
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC,
Sr. Unsec’d. Notes, 144A
7.875%	12/15/20	1,000	1,055,000
CNA Financial Corp.,
Sr. Unsec’d. Notes
3.950%	05/15/24	3,245	3,222,953
5.875%	08/15/20	5,305	6,043,663
CNO Financial Group, Inc.,
Sr. Unsec’d. Notes
5.250%	05/30/25	1,750	1,778,350
Hub Holdings LLC/Hub Holdings Finance, Inc.,
Sr. Unsec’d. Notes, PIK, 144A
8.125%	07/15/19	625	621,875
HUB International Ltd.,
Sr. Unsec’d. Notes, 144A(a)
7.875%	10/01/21	975	994,500
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.850%	08/01/44	5,800	5,603,914
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes(a)
2.350%	03/06/20	3,425	3,411,163
3.500%	06/03/24	6,750	6,728,623

SEE NOTES TO FINANCIAL STATEMENTS.

A375

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (continued)
Insurance (continued)
3.500%	03/10/25		2,500	$2,469,270
MetLife, Inc.,
Sr. Unsec’d. Notes(a)
3.048%	12/15/22		3,285	3,249,565
Principal Financial Group, Inc.,
Gtd. Notes
4.700%(c)	05/15/55		4,165	4,144,175
Provident Cos., Inc.,
Sr. Unsec’d. Notes
7.000%	07/15/18		730	826,472
Reinsurance Group of America, Inc.,
Sr. Unsec’d. Notes
5.000%	06/01/21		810	887,790
6.450%	11/15/19		1,734	1,997,700
Unum Group,
Sr. Unsec’d. Notes
4.000%	03/15/24		5,775	5,846,119
5.625%	09/15/20		240	270,062
USI, Inc.,
Sr. Unsec’d. Notes, 144A
7.750%	01/15/21		1,775	1,801,625

				65,181,887

Internet & Catalog Retail — 0.2%
Amazon.com, Inc.,
Sr. Unsec’d. Notes(a)
3.800%	12/05/24		9,160	9,194,268
4.950%	12/05/44		4,610	4,492,417
Netflix, Inc.,
Sr. Unsec’d. Notes(a)
5.375%	02/01/21		875	907,813
Priceline Group, Inc. (The),
Sr. Unsec’d. Notes
3.650%	03/15/25		3,825	3,723,710
QVC, Inc.,
Sr. Sec’d. Notes
3.125%	04/01/19		8,345	8,288,905
4.375%	03/15/23		580	570,064

				27,177,177

Internet Software & Services — 0.1%
Alibaba Group Holding Ltd. (China),
Gtd. Notes, 144A
2.500%	11/28/19		2,900	2,868,344
3.125%	11/28/21		3,050	3,012,375
Ancestry.Com Holdings LLC,
Sr. Unsec’d. Notes, PIK, 144A
9.625%	10/15/18		1,250	1,275,000
Ancestry.com, Inc.,
Gtd. Notes
11.000%	12/15/20		650	737,750
Bankrate, Inc.,
Gtd. Notes, 144A
6.125%	08/15/18		1,255	1,217,350
Cerved Group SpA (Italy),
Sr. Sec’d. Notes, 144A
6.375%	01/15/20	EUR	150	174,335

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (continued)
Internet Software & Services (continued)
Equinix, Inc.,
Sr. Unsec’d. Notes
5.375%	01/01/22		1,250	$1,253,125
5.375%	04/01/23		850	850,000
5.750%	01/01/25		300	297,000
GCX Ltd. (India),
Sr. Sec’d. Notes, 144A
7.000%	08/01/19		830	833,679
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, 144A
2.875%	02/11/20		2,335	2,331,820
United Group BV (Serbia),
Sr. Sec’d. Notes, 144A
7.875%	11/15/20	EUR	150	178,741

				15,029,519

IT Services — 0.1%
CoreLogic, Inc.,
Gtd. Notes
7.250%	06/01/21		675	713,813
First Data Corp.,
Gtd. Notes
12.625%	01/15/21		4,000	4,620,000
Sr. Sec’d. Notes, 144A(a)
6.750%	11/01/20		1,398	1,477,518
iGATE Corp.,
Gtd. Notes
4.750%	04/15/19		1,800	1,865,250

				8,676,581

Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
3.200%	10/01/22		740	715,233
3.875%	07/15/23		740	741,673
Life Technologies Corp.,
Sr. Unsec’d. Notes
6.000%	03/01/20		3,865	4,347,588
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
4.150%	02/01/24		3,575	3,642,746

				9,447,240

Machinery — 0.1%
AGCO Corp.,
Sr. Unsec’d. Notes
5.875%	12/01/21		525	588,902
Apex Tool Group LLC,
Gtd. Notes, 144A(a)
7.000%	02/01/21		1,125	1,001,250
BlueLine Rental Finance Corp.,
Sec’d. Notes, 144A
7.000%	02/01/19		575	590,813
Case New Holland Industrial, Inc.,
Gtd. Notes
7.875%	12/01/17		225	246,375
Gardner Denver, Inc.,
Sr. Unsec’d. Notes, 144A(a)
6.875%	08/15/21		1,875	1,708,594

SEE NOTES TO FINANCIAL STATEMENTS.

A376

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (continued)
Machinery (continued)
KraussMaffei Group GmbH (Germany),
First Lien, 144A
8.750%	12/15/20	EUR	383	$456,281
Milacron LLC/Mcron Finance Corp.,
Gtd. Notes, 144A
7.750%	02/15/21		625	643,750
Terex Corp.,
Gtd. Notes(a)
6.000%	05/15/21		875	879,375
6.500%	04/01/20		450	471,375

				6,586,715

Media — 1.1%
21st Century Fox America, Inc.,
Gtd. Notes(a)
4.750%	09/15/44		6,605	6,458,184
6.400%	12/15/35		1,960	2,318,984
Adria Bidco BV (Serbia),
Sr. Sec’d. Notes, 144A
7.875%	11/15/20	EUR	550	646,966
Alliance Data Systems Corp.,
Gtd. Notes, 144A
5.375%	08/01/22		675	664,875
6.375%	04/01/20		500	516,250
Altice SA (Luxembourg),
Gtd. Notes, 144A
7.625%	02/15/25		1,975	1,856,500
AMC Entertainment, Inc.,
Gtd. Notes, 144A(a)
5.750%	06/15/25		1,775	1,739,500
AMC Networks, Inc.,
Gtd. Notes
4.750%	12/15/22		1,700	1,700,000
Arqiva Broadcast Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
9.500%	03/31/20	GBP	2,150	3,715,983
Baidu, Inc. (China),
Sr. Unsec’d. Notes
2.750%	06/09/19		5,780	5,782,884
Block Communications, Inc.,
Sr. Unsec’d. Notes, 144A
7.250%	02/01/20		300	306,000
Cable One, Inc.,
Gtd. Notes, 144A(a)
5.750%	06/15/22		425	430,313
CC Holdings GS V LLC/Crown Castle GS III Corp.,
Sr. Sec’d. Notes
3.849%	04/15/23		9,945	9,765,821
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes(a)
5.250%	09/30/22		975	960,375
5.750%	09/01/23		575	576,078
5.750%	01/15/24		1,450	1,457,250
6.625%	01/31/22		3,925	4,091,813
Central European Media Enterprises Ltd. (Czech Republic),
Sec’d. Notes
5.000%	11/15/15		1,325	1,320,031

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Media (continued)
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A(a)
5.125%	12/15/21		825	$749,203
6.375%	09/15/20		2,350	2,334,137
Cinemark USA, Inc.,
Gtd. Notes(a)
7.375%	06/15/21		950	1,004,625
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes(a)
6.500%	11/15/22		1,925	2,004,406
6.500%	11/15/22		50	51,250
Comcast Corp.,
Gtd. Notes
4.200%	08/15/34		1,515	1,461,161
Cumulus Media Holdings, Inc.,
Gtd. Notes
7.750%	05/01/19		250	229,375
DISH DBS Corp.,
Gtd. Notes(a)
5.125%	05/01/20		1,100	1,112,375
5.875%	07/15/22		300	294,000
6.750%	06/01/21		425	443,063
DreamWorks Animation SKG, Inc.,
Gtd. Notes, 144A
6.875%	08/15/20		975	965,250
Gannett Co., Inc.,
Gtd. Notes
5.125%	10/15/19		450	463,500
6.375%	10/15/23		1,250	1,301,563
iHeartCommunications, Inc.,
Sr. Unsec’d. Notes(a)
10.000%	01/15/18		1,050	845,250
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	02/15/23		1,225	1,212,054
4.000%	03/15/22		2,345	2,398,635
4.200%	04/15/24		2,305	2,333,354
Lamar Media Corp.,
Gtd. Notes
5.875%	02/01/22		250	258,750
LGE HoldCo VI BV (Netherlands),
Sr. Sec’d. Notes, 144A
7.125%	05/15/24	EUR	750	928,825
LIN Television Corp.,
Sr. Unsec’d. Notes, 144A
5.875%	11/15/22		650	658,125
MDC Partners, Inc.,
Gtd. Notes, 144A
6.750%	04/01/20		1,925	1,917,781
Mediacom Broadband LLC/Mediacom Broadband Corp.,
Sr. Unsec’d. Notes
6.375%	04/01/23		450	450,000
MPL 2 Acquisition Canco, Inc. (Canada),
Sr. Sec’d. Notes, 144A
9.875%	08/15/18		425	447,844
NBCUniversal Media LLC,
Gtd. Notes(a)
2.875%	01/15/23		1,670	1,621,792

SEE NOTES TO FINANCIAL STATEMENTS.

A377

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (continued)
Media (continued)
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes
4.500%	10/01/20		850	$845,750
Numericable-SFR SAS (France),
Sr. Sec’d. Notes, 144A
6.250%	05/15/24		2,050	2,016,687
Omnicom Group, Inc.,
Gtd. Notes(a)
3.650%	11/01/24		5,655	5,553,227
Outfront Media Capital LLC/Outfront Media Capital Corp.,
Gtd. Notes
5.250%	02/15/22		350	354,375
5.625%	02/15/24		350	357,875
Polish Television Holding BV (Poland),
Sr. Sec’d. Notes, PIK, 144A
11.000%	01/15/21	EUR	950	1,252,397
Regal Entertainment Group,
Sr. Unsec’d. Notes
5.750%	03/15/22		2,300	2,325,760
Sinclair Television Group, Inc.,
Gtd. Notes(a)
6.125%	10/01/22		550	565,125
Sirius XM Radio, Inc.,
Sr. Sec’d. Notes, 144A(a)
5.250%	08/15/22		5,705	5,961,725
Starz LLC/Starz Finance Corp.,
Gtd. Notes
5.000%	09/15/19		1,025	1,037,813
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, 144A
3.375%	05/02/19		7,610	7,813,347
Time Warner Cable, Inc.,
Gtd. Notes
4.000%	09/01/21		290	297,724
5.000%	02/01/20		705	761,127
6.550%	05/01/37		1,435	1,493,869
6.750%	07/01/18		465	518,453
6.750%	06/15/39		1,350	1,441,327
8.250%	04/01/19		1,675	1,969,959
8.750%	02/14/19		155	184,086
Time, Inc.,
Gtd. Notes, 144A(a)
5.750%	04/15/22		725	701,437
Townsquare Media, Inc.,
Gtd. Notes, 144A
6.500%	04/01/23		550	544,500
Tribune Media Co.,
Gtd. Notes, 144A(a)
5.875%	07/15/22		1,750	1,763,125
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany),
Sr. Sec’d. Notes, 144A
5.000%	01/15/25		1,075	1,066,938
Unitymedia KabelBW GmbH (Germany),
Gtd. Notes, 144A
6.125%	01/15/25		1,050	1,097,250
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A(a)
5.125%	05/15/23		2,725	2,643,250
5.125%	02/15/25		825	796,290

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (continued)
Media (continued)
6.750%	09/15/22		426	$450,495
Videotron Ltd. (Canada),
Gtd. Notes
5.000%	07/15/22		1,700	1,695,750
Gtd. Notes, 144A
6.875%	07/15/21	CAD	475	408,352
VTR Finance BV (Chile),
Sr. Sec’d. Notes, 144A
6.875%	01/15/24		975	996,304
WideOpenWest Finance LLC/WideOpenWest Capital Corp.,
Gtd. Notes
10.250%	07/15/19		125	133,438
13.375%	10/15/19		1,050	1,141,875
WMG Acquisition Corp.,
Gtd. Notes, 144A
6.750%	04/15/22		725	688,881
Sr. Sec’d. Notes, 144A
6.000%	01/15/21		728	742,560
WPP Finance 2010 (United Kingdom),
Gtd. Notes(a)
3.625%	09/07/22		1,810	1,826,295
4.750%	11/21/21		3,445	3,756,500
Ziggo Bond Finance BV (Netherlands),
Sr. Unsec’d. Notes, 144A
5.875%	01/15/25		525	514,500

				125,512,491

Metals & Mining — 0.3%
ABJA Investment Co. Pte Ltd. (India),
Gtd. Notes
5.950%	07/31/24		845	847,113
AK Steel Corp.,
Gtd. Notes
7.625%	10/01/21		1,125	916,875
8.375%	04/01/22		650	533,000
Alcoa, Inc.,
Sr. Unsec’d. Notes(a)
5.125%	10/01/24		2,295	2,323,687
5.950%	02/01/37		565	563,587
6.150%	08/15/20		3,260	3,551,115
Aleris International, Inc.,
Gtd. Notes
7.625%	02/15/18		400	410,000
7.875%	11/01/20		850	881,875
ALROSA Finance SA (Russia),
Gtd. Notes, REGS
7.750%	11/03/20		1,100	1,149,500
Anglo American Capital PLC (United Kingdom),
Gtd. Notes, 144A(a)
3.625%	05/14/20		6,090	6,090,700
ArcelorMittal (Luxembourg),
Sr. Unsec’d. Notes
10.600%	06/01/19		450	538,875
Bluescope Steel Ltd./Bluescope Steel Finance USA LLC (Australia),
Gtd. Notes, 144A
7.125%	05/01/18		825	841,500
CONSOL Energy, Inc.,
Gtd. Notes(a)
5.875%	04/15/22		1,500	1,275,000

SEE NOTES TO FINANCIAL STATEMENTS.

A378

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (continued)
Metals & Mining (continued)
Eldorado Gold Corp. (Canada),
Sr. Unsec’d. Notes, 144A
6.125%	12/15/20		850	$841,500
First Quantum Minerals Ltd. (Canada),
Gtd. Notes, 144A
7.250%	10/15/19		725	726,813
7.250%	05/15/22		1,400	1,338,750
Gtd. Notes, REGS
6.750%	02/15/20		250	241,250
Fresnillo PLC (Mexico),
Sr. Unsec’d. Notes, REGS
5.500%	11/13/23		400	422,000
Lundin Mining Corp. (Canada),
Sr. Sec’d. Notes, 144A
7.500%	11/01/20		825	888,937
Murray Energy Corp.,
Sec’d. Notes, 144A(a)
11.250%	04/15/21		2,300	1,932,000
Novelis, Inc.,
Gtd. Notes
8.750%	12/15/20		425	449,437
Nyrstar Netherlands Holdings BV (Netherlands),
Gtd. Notes, 144A
8.500%	09/15/19	EUR	825	956,773
Petra Diamonds U.S. Treasury PLC (South Africa),
Sec’d. Notes, 144A(a)
8.250%	05/31/20		1,995	2,029,913
Ryerson, Inc./Joseph T Ryerson & Son, Inc.,
Gtd. Notes(a)
11.250%	10/15/18		521	526,210
Sr. Sec’d. Notes
9.000%	10/15/17		800	806,000
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.,
Gtd. Notes, 144A
7.375%	02/01/20		575	580,750
7.375%	02/01/20		350	353,500
Vedanta Resources PLC (India),
Sr. Unsec’d. Notes, 144A
6.000%	01/31/19		625	604,688
7.125%	05/31/23		1,250	1,187,500
8.250%	06/07/21		800	814,556
Sr. Unsec’d. Notes, REGS
7.125%	05/31/23		640	608,000
8.250%	06/07/21		200	203,639

				35,435,043

Multiline Retail
99 Cents Only Stores,
Gtd. Notes
11.000%	12/15/19		75	67,875
Family Tree Escrow LLC,
Sr. Sec’d. Notes, 144A(a)
5.250%	03/01/20		350	366,187
5.750%	03/01/23		3,175	3,317,875

				3,751,937

Multi-Utilities
CMS Energy Corp.,
Sr. Unsec’d. Notes

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (continued)
Multi-Utilities (continued)
5.050%	03/15/22	240	$264,111

Oil, Gas & Consumable Fuels — 2.0%
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes(a)
3.450%	07/15/24	490	482,835
Antero Resources Corp.,
Gtd. Notes(a)
5.125%	12/01/22	2,450	2,315,250
APT Pipelines Ltd. (Australia),
Gtd. Notes, 144A
3.875%	10/11/22	2,060	2,038,500
Atwood Oceanics, Inc.,
Sr. Unsec’d. Notes
6.500%	02/01/20	1,075	1,037,375
Bill Barrett Corp.,
Gtd. Notes(a)
7.000%	10/15/22	325	294,125
7.625%	10/01/19	650	620,750
California Resources Corp.,
Gtd. Notes(a)
5.500%	09/15/21	113	98,333
CGG SA (France),
Gtd. Notes
6.500%	06/01/21	325	269,750
6.875%	01/15/22	1,600	1,328,000
Chesapeake Energy Corp.,
Gtd. Notes(a)
5.375%	06/15/21	1,300	1,176,500
5.750%	03/15/23	2,350	2,126,750
6.625%	08/15/20	525	511,875
CNOOC Curtis Funding No. 1 Pty Ltd. (China),
Gtd. Notes, 144A
4.500%	10/03/23	1,940	2,038,519
CNOOC Finance 2015 USA LLC (China),
Gtd. Notes
3.500%	05/05/25	3,125	3,005,931
CNOOC Nexen Finance 2014 ULC (China),
Gtd. Notes
4.250%	04/30/24	975	995,717
Comstock Resources, Inc.,
Sr. Sec’d. Notes, 144A(a)
10.000%	03/15/20	600	541,248
Concho Resources, Inc.,
Gtd. Notes
5.500%	04/01/23	1,825	1,825,000
7.000%	01/15/21	350	366,187
Continental Resources, Inc.,
Gtd. Notes(a)
5.000%	09/15/22	7,220	7,080,156
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A
7.125%	04/15/21	450	465,750
7.750%	02/15/23	1,050	1,118,250
DCP Midstream Operating LP,
Gtd. Notes
3.875%	03/15/23	3,645	3,367,681
Denbury Resources, Inc.,
Gtd. Notes(a)
5.500%	05/01/22	925	825,563

SEE NOTES TO FINANCIAL STATEMENTS.

A379

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (continued)
Oil, Gas & Consumable Fuels (continued)
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
4.125%	01/16/25	3,555	$3,280,554
5.875%	05/28/45	610	538,325
7.375%	09/18/43	1,130	1,184,466
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
5.200%	02/01/22	185	193,700
Enterprise Products Operating LLC,
Gtd. Notes(a)
3.350%	03/15/23	2,990	2,920,106
EQT Corp.,
Sr. Unsec’d. Notes
4.875%	11/15/21	2,375	2,502,633
8.125%	06/01/19	3,145	3,681,323
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, REGS
7.288%	08/16/37	1,880	1,851,800
8.146%	04/11/18	1,115	1,191,656
Gulfport Energy Corp.,
Gtd. Notes, 144A
6.625%	05/01/23	1,200	1,215,000
Halcon Resources Corp.,
Sec’d. Notes, 144A(a)
8.625%	02/01/20	1,550	1,530,625
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, REGS
4.400%	04/30/23	750	682,995
5.750%	04/30/43	4,850	4,046,913
6.375%	04/09/21	200	209,420
7.000%	05/05/20	1,575	1,691,550
9.125%	07/02/18	1,590	1,796,700
Lukoil International Finance BV (Russia),
Gtd. Notes, REGS
3.416%	04/24/18	450	431,550
6.356%	06/07/17	725	756,900
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.,
Gtd. Notes
4.500%	07/15/23	1,125	1,102,500
Matador Resources Co.,
Gtd. Notes, 144A(a)
6.875%	04/15/23	1,875	1,914,844
Newfield Exploration Co.,
Sr. Unsec’d. Notes(a)
5.375%	01/01/26	425	420,750
5.750%	01/30/22	6,370	6,465,550
Noble Energy, Inc.,
Sr. Unsec’d. Notes
4.150%	12/15/21	6,065	6,318,317
6.000%	03/01/41	2,675	2,831,891
Noble Holding International Ltd.,
Gtd. Notes(a)
5.950%	04/01/25	3,985	3,929,118
Oasis Petroleum, Inc.,
Gtd. Notes
6.500%	11/01/21	250	248,750
6.875%	03/15/22	425	431,375
6.875%	01/15/23	250	246,875

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (continued)
Oil, Gas & Consumable Fuels (continued)
7.250%	02/01/19		175	$179,375
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
3.500%	06/15/25		4,450	4,434,634
Pacific Rubiales Energy Corp. (Colombia),
Gtd. Notes, 144A
5.125%	03/28/23		100	71,500
5.375%	01/26/19		1,625	1,334,937
5.625%	01/19/25		1,550	1,123,750
7.250%	12/12/21		450	369,000
Gtd. Notes, REGS
5.125%	03/28/23		425	303,875
5.375%	01/26/19		1,070	879,005
Parsley Energy LLC/Parsley Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.500%	02/15/22		1,400	1,420,566
Penn Virginia Corp.,
Gtd. Notes(a)
7.250%	04/15/19		1,000	860,000
8.500%	05/01/20		800	718,000
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, 144A
6.000%	05/03/42		600	556,620
6.450%	05/30/44		1,645	1,620,325
Sr. Unsec’d. Notes, REGS
4.300%	05/20/23		1,160	1,110,700
5.625%	05/20/43		3,750	3,328,125
6.450%	05/30/44		2,000	1,970,000
Petrobras Global Finance BV (Brazil),
Gtd. Notes
4.875%	03/17/20		825	784,443
5.375%	01/27/21		4,875	4,688,775
5.625%	05/20/43		1,413	1,092,108
5.750%	01/20/20		3,050	3,022,062
6.750%	01/27/41		920	805,672
6.850%	06/05/15		207	169,815
6.875%	01/20/40		200	178,172
7.875%	03/15/19		1,000	1,062,210
Petroleos de Venezuela SA (Venezuela),
Gtd. Notes
5.250%	04/12/17		8,500	4,232,575
5.375%	04/12/27		2,980	1,020,650
Gtd. Notes, REGS
6.000%	11/15/26		1,500	528,750
8.500%	11/02/17		7,625	5,242,187
9.000%	11/17/21		4,795	1,953,963
9.750%	05/17/35		600	242,700
Sr. Unsec’d. Notes
5.000%	10/28/15		2,035	1,996,061
5.125%	10/28/16		12,894	8,477,890
Petroleos Mexicanos (Mexico),
Gtd. Notes(a)
3.500%	07/18/18		3,160	3,257,012
4.875%	01/24/22		6,260	6,509,586
5.500%	06/27/44		6,350	5,842,000
6.500%	06/02/41		8,742	9,091,680
6.625%	06/15/35		575	613,813
7.190%	09/12/24	MXN	3,700	227,473

SEE NOTES TO FINANCIAL STATEMENTS.

A380

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (continued)
Oil, Gas & Consumable Fuels (continued)
Gtd. Notes, 144A
3.500%	07/23/20	2,120	$2,143,278
5.500%	06/27/44	2,750	2,530,000
5.625%	01/23/46	1,800	1,680,660
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad & Tobago),
Sr. Unsec’d. Notes, 144A
9.750%	08/14/19	440	512,600
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
7.500%	01/15/20	150	176,489
Precision Drilling Corp. (Canada),
Gtd. Notes
6.500%	12/15/21	100	97,000
6.625%	11/15/20	900	882,000
PVR Partners LP/Penn Virginia Resource Finance Corp. II,
Gtd. Notes
6.500%	05/15/21	275	290,813
Range Resources Corp.,
Gtd. Notes
5.000%	08/15/22	400	392,000
5.000%	03/15/23	850	833,000
Gtd. Notes, 144A(a)
4.875%	05/15/25	1,175	1,141,395
Reliance Intermediate Holdings LP (Canada),
Sr. Sec’d. Notes, 144A
6.500%	04/01/23	2,275	2,366,000
Rosetta Resources, Inc.,
Gtd. Notes(a)
5.875%	06/01/22	625	667,187
5.875%	06/01/24	2,400	2,586,000
Rowan Cos., Inc.,
Gtd. Notes
4.875%	06/01/22	730	725,053
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes(a)
5.625%	02/01/21	575	586,500
5.625%	04/15/23	1,325	1,320,442
5.750%	05/15/24	525	523,031
6.250%	03/15/22	425	439,875
SandRidge Energy, Inc.,
Sec’d. Notes, 144A
8.750%	06/01/20	825	748,687
Seven Generations Energy Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
6.750%	05/01/23	925	922,687
8.250%	05/15/20	1,300	1,379,300
Shell International Finance BV (Netherlands),
Gtd. Notes(a)
2.125%	05/11/20	4,530	4,520,274
3.250%	05/11/25	11,475	11,363,452
SM Energy Co.,
Sr. Unsec’d. Notes(a)
5.000%	01/15/24	1,125	1,065,937
5.625%	06/01/25	425	420,665
6.500%	01/01/23	500	512,500
Southwestern Energy Co.,
Sr. Unsec’d. Notes(a)
4.950%	01/23/25	4,345	4,389,793
Targa Resources Partners LP / Targa Resources Partners Finance Corp.,
Gtd. Notes, 144A(a)
5.000%	01/15/18	625	639,063

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (continued)
Oil, Gas & Consumable Fuels (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes(a)
4.250%	11/15/23	1,900	$1,757,500
5.250%	05/01/23	1,100	1,089,000
Western Gas Partners LP,
Sr. Unsec’d. Notes(a)
4.000%	07/01/22	4,395	4,410,233
Whiting Petroleum Corp.,
Gtd. Notes(a)
5.000%	03/15/19	600	588,000
5.750%	03/15/21	123	121,032
Gtd. Notes, 144A
6.250%	04/01/23	1,950	1,935,375
Williams Partners LP,
Sr. Unsec’d. Notes
6.300%	04/15/40	680	690,772
WPX Energy, Inc.,
Sr. Unsec’d. Notes(a)
5.250%	09/15/24	300	276,375
6.000%	01/15/22	1,725	1,703,438
YPF SA (Argentina),
Sr. Unsec’d. Notes, REGS
8.750%	04/04/24	620	629,300

			227,922,946

Paper & Forest Products — 0.1%
Cascades, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
5.500%	07/15/22	325	314,437
5.750%	07/15/23	1,700	1,644,750
International Paper Co.,
Sr. Unsec’d. Notes
4.750%	02/15/22	4,295	4,649,226
Mercer International, Inc.,
Gtd. Notes(a)
7.000%	12/01/19	925	966,625
7.750%	12/01/22	400	430,000
PH Glatfelter Co.,
Gtd. Notes
5.375%	10/15/20	800	820,000

			8,825,038

Personal Products
Avon Products, Inc.,
Sr. Unsec’d. Notes
5.350%	03/15/20	155	141,147
5.750%	03/15/23	1,000	860,000

			1,001,147

Pharmaceuticals — 0.3%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.500%	05/14/20	5,720	5,661,319
2.900%	11/06/22	585	566,455
4.500%	05/14/35	6,005	5,874,710
Actavis Funding SCS,
Gtd. Notes(a)
3.000%	03/12/20	3,015	3,021,838

SEE NOTES TO FINANCIAL STATEMENTS.

A381

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (continued)
Pharmaceuticals (continued)
3.800%	03/15/25	1,095	$1,075,643
4.550%	03/15/35	2,165	2,058,421
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
3.750%	09/15/25	2,050	2,039,506
DPx Holdings B.V.,
Sr. Unsec’d. Notes, 144A
7.500%	02/01/22	675	703,687
Endo Finance LLC / Endo Ltd / Endo Finco, Inc.,
Gtd. Notes, 144A
6.000%	07/15/23	1,000	1,022,500
Endo Finance LLC / Endo Ltd. / Endo Finco, Inc.,
Gtd. Notes, 144A(a)
6.000%	02/01/25	1,500	1,524,375
JLL/Delta Dutch Pledgeco BV (Netherlands),
Sr. Unsec’d. Notes, PIK, 144A
8.750%	05/01/20	700	710,500
Par Pharmaceutical Cos., Inc.,
Gtd. Notes
7.375%	10/15/20	275	293,563
Perrigo Co. PLC,
Sr. Unsec’d. Notes
2.300%	11/08/18	5,075	5,080,461
PRA Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
9.500%	10/01/23	150	167,625
Rite Aid Corp.,
Gtd. Notes, 144A(a)
6.125%	04/01/23	1,075	1,107,250
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
6.375%	10/15/20	2,150	2,264,219
VRX Escrow Corp. (Canada),
Gtd. Notes, 144A
5.375%	03/15/20	925	955,063
5.875%	05/15/23	800	820,000

			34,947,135

Professional Services
CONSOL Energy, Inc.,
Gtd. Notes, 144A(a)
8.000%	04/01/23	1,050	996,187

Real Estate Investment Trusts (REITs) — 0.2%
BR Malls International Finance Ltd. (Brazil),
Gtd. Notes, 144A
8.500%	01/29/49	560	567,420
Corrections Corp. of America,
Gtd. Notes
4.625%	05/01/23	175	171,500
Crown Castle International Corp.,
Sr. Unsec’d. Notes(a)
4.875%	04/15/22	800	808,000
5.250%	01/15/23	1,675	1,687,144
DuPont Fabros Technology LP,
Gtd. Notes
5.875%	09/15/21	625	632,813
iStar Financial, Inc.,
Sr. Unsec’d. Notes(a)
5.000%	07/01/19	875	862,969

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (continued)
Real Estate Investment Trusts (REITs) (continued)
7.125%	02/15/18	450	$468,540
Jafz Sukuk Ltd. (United Arab Emirates),
Gtd. Notes
7.000%	06/19/19	620	703,024
Longfor Properties Co. Ltd. (China),
Gtd. Notes
6.750%	01/29/23	500	492,372
Gtd. Notes, EMTN
6.875%	10/18/19	400	416,900
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
6.375%	02/15/22	250	266,563
6.875%	05/01/21	325	343,281
Omega Healthcare Investors, Inc.,
Gtd. Notes
5.875%	03/15/24	650	691,437
Potlatch Corp.,
Gtd. Notes
7.500%	11/01/19	125	141,094
Rayonier AM Products, Inc.,
Gtd. Notes, 144A
5.500%	06/01/24	1,050	937,125
Sun Hung Kai Properties Capital Market Ltd. (Hong Kong),
Gtd. Notes, EMTN
3.625%	01/16/23	3,900	3,925,880
4.500%	02/14/22	3,120	3,313,849

			16,429,911

Real Estate Management & Development — 0.2%
Agile Property Holdings Ltd. (China),
Gtd. Notes, REGS
8.875%	04/28/17	650	656,500
Alpha Star Holding Ltd. (United Arab Emirates),
Gtd. Notes, REGS
4.970%	04/09/19	425	395,250
BR Properties SA (Brazil),
Gtd. Notes, 144A
9.000%	10/29/49	1,100	1,080,750
CBRE Services, Inc.,
Gtd. Notes
5.000%	03/15/23	2,800	2,828,000
CIFI Holdings Group Co. Ltd. (China),
Gtd. Notes
12.250%	04/15/18	980	1,065,750
Forest City Enterprises, Inc.,
Sr. Unsec’d. Notes
4.250%	08/15/18	549	644,046
Global Logistic Properties Ltd. (Singapore),
Sr. Unsec’d. Notes
3.875%	06/04/25	1,000	978,776
Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A
8.250%	12/01/22	425	448,375
Howard Hughes Corp. (The),
Sr. Unsec’d. Notes, 144A
6.875%	10/01/21	1,425	1,510,500
IFC Development Corporate Treasury Ltd. (Hong Kong),
Gtd. Notes
2.375%	05/21/19	5,052	5,007,027

SEE NOTES TO FINANCIAL STATEMENTS.

A382

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (continued)
Real Estate Management & Development (continued)
KWG Property Holding Ltd. (China),
Gtd. Notes
13.250%	03/22/17	400	$437,000
Realogy Group LLC/Realogy Co-Issuer Corp.,
Gtd. Notes, 144A(a)
5.250%	12/01/21	550	556,875
Shimao Property Holdings Ltd. (Hong Kong),
Gtd. Notes
6.625%	01/14/20	800	807,040
8.125%	01/22/21	290	302,687

			16,718,576

Road & Rail — 0.2%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes(a)
4.550%	09/01/44	5,455	5,369,466
5.050%	03/01/41	585	615,440
5.150%	09/01/43	4,745	5,101,430
GATX Corp.,
Sr. Unsec’d. Notes
2.500%	03/15/19	3,175	3,148,695
2.500%	07/30/19	2,215	2,193,672
3.500%	07/15/16	3,550	3,624,426
4.850%	06/01/21	635	695,994
Union Pacific Corp.,
Sr. Unsec’d. Notes
4.750%	09/15/41	1,385	1,440,908

			22,190,031

Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes(a)
6.750%	03/01/19	525	476,437
7.500%	08/15/22	550	485,375
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
5.750%	02/15/21	400	416,000
5.750%	03/15/23	575	598,000

			1,975,812

Software — 0.1%
Activision Blizzard, Inc.,
Gtd. Notes, 144A(a)
6.125%	09/15/23	3,925	4,209,563
Avaya, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	04/01/19	150	146,625
BMC Software Finance, Inc.,
Sr. Unsec’d. Notes, 144A
8.125%	07/15/21	775	627,750
BMC Software, Inc.,
Sr. Unsec’d. Notes
7.250%	06/01/18	500	461,250
Infor US, Inc.,
Gtd. Notes, 144A(a)
6.500%	05/15/22	1,100	1,119,250
MSCI, Inc.,
Gtd. Notes, 144A
5.250%	11/15/24	525	531,563

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (continued)
Software (continued)
SS&C Technologies Holdings, Inc.,
Gtd. Notes, 144A
5.875%	07/15/23		1,025	$1,035,250

				8,131,251

Specialty Retail — 0.2%
Academy Ltd./Academy Finance Corp.,
Gtd. Notes, 144A
9.250%	08/01/19		450	472,815
DBP Holding Corp.,
Gtd. Notes, 144A
7.750%	10/15/20		825	668,250
Europcar Groupe SA (France),
Sec’d. Notes, 144A
5.750%	06/15/22	EUR	475	540,146
11.500%	05/15/17	EUR	675	836,808
Group 1 Automotive, Inc.,
Gtd. Notes
5.000%	06/01/22		425	422,875
Guitar Center, Inc.,
Sr. Sec’d. Notes, 144A(a)
6.500%	04/15/19		1,100	1,006,500
Jo-Ann Stores, Inc.,
Sr. Unsec’d. Notes, 144A
8.125%	03/15/19		1,150	1,082,437
Kirk Beauty Zero GmbH (Germany),
Sr. Sec’d. Notes, 144A
6.250%	07/15/22	EUR	200	221,566
Men’s Wearhouse, Inc. (The),
Gtd. Notes(a)
7.000%	07/01/22		1,125	1,203,750
Michaels Stores, Inc.,
Gtd. Notes, 144A(a)
5.875%	12/15/20		1,075	1,126,063
New Look Secured Issuer PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.500%	07/01/22	GBP	600	914,462
New Look Senior Issuer PLC (United Kingdom),
Sec’d. Notes, 144A
8.000%	07/01/23	GBP	450	689,452
O’Reilly Automotive, Inc.,
Gtd. Notes
3.800%	09/01/22		1,995	2,034,920
4.625%	09/15/21		690	758,149
4.875%	01/14/21		1,870	2,048,383
Outerwall, Inc.,
Gtd. Notes
5.875%	06/15/21		425	397,375
6.000%	03/15/19		2,675	2,681,687
Penske Automotive Group, Inc.,
Gtd. Notes(a)
5.750%	10/01/22		1,800	1,872,000
QVC, Inc.,
Sr. Sec’d. Notes
4.850%	04/01/24		1,845	1,847,934
5.125%	07/02/22		1,115	1,148,201
Sonic Automotive, Inc.,
Gtd. Notes(a)
5.000%	05/15/23		1,275	1,246,313

SEE NOTES TO FINANCIAL STATEMENTS.

A383

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (continued)
Specialty Retail (continued)
7.000%	07/15/22		250	$270,625
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	05/01/22	EUR	225	249,587
6.750%	05/01/22		300	306,000

				24,046,298

Technology Hardware, Storage & Peripherals
Dell, Inc.,
Sr. Unsec’d. Notes
4.625%	04/01/21		175	175,758
Project Homestake Merger Corp.,
Gtd. Notes, 144A
8.875%	03/01/23		350	339,500

				515,258

Textiles, Apparel & Luxury Goods
Levi Strauss & Co.,
Sr. Unsec’d. Notes
6.875%	05/01/22		450	480,375
Sr. Unsec’d. Notes, 144A
5.000%	05/01/25		1,700	1,644,750
Quiksilver, Inc./QS Wholesale, Inc.,
Gtd. Notes(a)
10.000%	08/01/20		800	296,000
Springs Industries, Inc.,
Sr. Sec’d. Notes
6.250%	06/01/21		825	806,437
William Carter Co. (The),
Gtd. Notes
5.250%	08/15/21		1,322	1,355,050
Wolverine World Wide, Inc.,
Gtd. Notes
6.125%	10/15/20		475	503,500

				5,086,112

Thrifts & Mortgage Finance
Ocwen Financial Corp.,
Sr. Unsec’d. Notes, 144A
7.125%	05/15/19		1,750	1,636,250

Tobacco — 0.1%
Altria Group, Inc.,
Gtd. Notes(a)
2.625%	01/14/20		4,450	4,432,703
Reynolds American, Inc.,
Gtd. Notes
3.250%	11/01/22		1,745	1,680,707
4.000%	06/12/22		2,050	2,094,005
5.850%	08/15/45		3,575	3,749,800

				11,957,215

Trading Companies & Distributors
Aircastle Ltd.,
Sr. Unsec’d. Notes
5.500%	02/15/22		600	612,378
HD Supply, Inc.,
Sr. Sec’d. Notes, 144A(a)
5.250%	12/15/21		900	912,375

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (continued)
Trading Companies & Distributors (continued)
Loxam SAS (France),
Sr. Sub. Notes, 144A
7.000%	07/23/22	EUR	500	$563,000

				2,087,753

Transportation Infrastructure — 0.1%
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, REGS
6.850%	07/02/37		1,070	1,166,300
HPHT Finance 15 Ltd. (Ivory Coast),
Gtd. Notes, 144A
2.250%	03/17/18		2,185	2,179,559
2.875%	03/17/20		2,271	2,259,908

				5,605,767

Wireless Telecommunication Services — 0.4%
B Communications Ltd. (Israel),
Sr. Sec’d. Notes, 144A
7.375%	02/15/21		2,025	2,171,813
Bharti Airtel International Netherlands BV (India),
Gtd. Notes, 144A
5.125%	03/11/23		600	626,399
5.350%	05/20/24		200	211,776
Gtd. Notes, REGs
5.125%	03/11/23		300	313,199
Crown Castle Towers LLC,
Sr. Sec’d. Notes, 144A
3.222%	05/15/42		415	408,401
3.663%	05/15/45		4,425	4,330,305
6.113%	01/15/40		3,409	3,881,535
Digicel Group Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A
7.125%	04/01/22		425	403,623
8.250%	09/30/20		1,225	1,228,063
Sr. Unsec’d. Notes, REGS
8.250%	09/30/20		1,000	1,002,500
EarthLink Holdings Corp.,
Sr. Sec’d. Notes
7.375%	06/01/20		300	312,000
Millicom International Cellular SA (Luxembourg),
Sr. Unsec’d. Notes, 144A
6.625%	10/15/21		550	565,125
Sr. Unsec’d. Notes, REGS
6.625%	10/15/21		900	924,750
NII International Telecom SCA,
Gtd. Notes, 144A(i)
11.375%	08/15/19		1,100	990,000
Play Topco SA (Poland),
Sr. Unsec’d. Notes, PIK, 144A
7.750%	02/28/20	EUR	725	826,454
SBA Tower Trust,
MORTGAGE, 144A
2.933%	12/15/17		685	695,113
3.869%	10/15/49		4,755	4,787,738
Sr. Sec’d Notes, 144A
2.898%	10/15/44		2,670	2,683,369
SES SA (Luxembourg),
Gtd. Notes, 144A
3.600%	04/04/23		1,665	1,689,294

SEE NOTES TO FINANCIAL STATEMENTS.

A384

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (continued)
Wireless Telecommunication Services (continued)
SmarTone Finance Ltd. (Hong Kong),
Gtd. Notes
3.875%	04/08/23		600	$564,860
Sprint Communications, Inc.,
Sr. Unsec’d. Notes
11.500%	11/15/21		300	353,250
Sprint Corp.,
Gtd. Notes(a)
7.125%	06/15/24		4,775	4,429,290
Telstra Corp. Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
3.125%	04/07/25		3,650	3,565,236
T-Mobile USA, Inc.,
Gtd. Notes(a)
6.000%	03/01/23		2,000	2,047,500
6.250%	04/01/21		2,025	2,075,625
6.375%	03/01/25		400	409,000
6.500%	01/15/24		225	232,313
6.633%	04/28/21		1,075	1,115,313
UPC Holding BV (Netherlands),
Sr. Unsec’d. Notes, 144A
6.750%	03/15/23	CHF	825	956,301
6.750%	03/15/23	EUR	200	241,923
UPCB Finance VI Ltd. (Netherlands),
Sr. Sec’d. Notes, 144A
6.875%	01/15/22		315	335,475
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Russia),
Sr. Unsec’d. Notes, 144A
7.748%	02/02/21		925	928,469
Sr. Unsec’d. Notes, REGS
7.748%	02/02/21		300	301,125
VimpelCom Holdings BV (Russia),
Gtd. Notes, 144A
5.200%	02/13/19		290	276,733
7.504%	03/01/22		225	219,938
Gtd. Notes, REGS
7.504%	03/01/22		800	782,000

				46,885,808

TOTAL CORPORATE OBLIGATIONS (cost $1,519,306,260)				1,502,353,398

FOREIGN GOVERNMENT BONDS — 2.6%
Argentina Bonar Bonds (Argentina),
Bonds
7.000%	10/03/15		3,970	3,950,922
7.000%	04/17/17		8,060	7,761,981
8.750%	05/07/24		6,141	5,854,330
Banco Nacional de Desenvolvimento Economico e Social (Brazil),
Sr. Unsec’d. Notes, REGS
5.750%	09/26/23		3,150	3,215,205
Brazil Notas do Tesouro Nacional (Brazil),
Notes
10.000%	01/01/18	BRL	22,600	6,790,716
10.000%	01/01/21	BRL	24,000	6,925,558
15.051%	08/15/24	BRL	4,945	4,142,993
Sr. Notes
10.000%	01/01/17	BRL	7,296	2,225,975

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (continued)
Brazil Notas do Tesouro Nacional Series B (Brazil),
Notes
15.546%	05/15/17	BRL	4,760	$4,026,232
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes, REGS
6.625%	07/14/20		660	721,769
6.750%	11/05/19		1,240	1,364,769
Financing of Infrastrucural Projects State Enterprise (Ukraine),
Gov’t. Gtd. Notes, REGS
9.000%	12/07/17		3,600	1,769,296
Hazine Mustesarligi Varlik Kiralama A/S (Turkey),
Sr. Unsec’d. Notes, 144A
4.489%	11/25/24		815	792,587
Hellenic Republic Government Bond (Greece),
Sr. Unsec’d. Notes, 144A(g)
3.375%	07/17/17	EUR	480	304,999
4.750%	04/17/19	EUR	970	594,975
Indonesia Treasury Bond (Indonesia),
Sr. Unsec’d. Notes
6.125%	05/15/28	IDR	67,742,000	4,170,966
7.000%	05/15/27	IDR	53,084,000	3,589,366
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes, REGS
5.375%	07/23/24		750	703,125
Mexican Bonos (Mexico),
Bonds
6.500%	06/09/22	MXN	14,800	975,510
7.500%	06/03/27	MXN	6,500	454,311
7.750%	11/13/42	MXN	123,800	8,778,131
8.500%	12/13/18	MXN	37,235	2,641,765
10.000%	12/05/24	MXN	68,950	5,617,116
Perusahaan Penerbit SBSN Indonesia (Indonesia),
Sr. Unsec’d. Notes, REGS
3.300%	11/21/22		850	800,105
4.350%	09/10/24		1,000	982,500
Province of Manitoba Canada (Canada),
Sr. Unsec’d. Notes
3.050%	05/14/24		1,680	1,727,262
Unsec’d. Notes(a)
1.300%	04/03/17		2,125	2,143,636
Province of Ontario Canada (Canada),
Sr. Unsec’d. Notes(a)
1.200%	02/14/18		3,155	3,155,132
2.500%	09/10/21		7,495	7,576,950
Republic of Argentine (Argentina),
Sr. Unsec’d. Notes(i)
2.260%(c)	12/31/38	EUR	1,005	543,407
8.280%	12/31/33		939	897,094
8.750%	06/02/17		2,145	2,024,912
Republic of Barbados (Barbados),
Sr. Unsec’d. Notes, REGS
6.625%	12/05/35		200	184,000
Republic of Bermuda (Bermuda),
Sr. Unsec’d. Notes, 144A
4.138%	01/03/23		2,410	2,429,919
4.854%	02/06/24		4,785	5,024,250
5.603%	07/20/20		1,095	1,215,450
Republic of Brazil (Brazil),
Sr. Unsec’d. Notes(a)
2.625%	01/05/23		600	532,500

SEE NOTES TO FINANCIAL STATEMENTS.

A385

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (continued)
4.250%	01/07/25		1,300	$1,255,150
5.000%	01/27/45		1,145	990,425
5.625%	01/07/41		4,970	4,746,350
Republic of Colombia (Colombia),
Bonds
10.000%	07/24/24	COP	2,500,000	1,132,473
Sr. Unsec’d. Notes
2.625%	03/15/23		1,930	1,767,880
4.375%	07/12/21		200	209,200
5.000%	06/15/45		2,445	2,261,625
5.625%	02/26/44		1,900	1,923,750
6.125%	01/18/41		2,565	2,776,613
Republic of Dominican Republic (Dominican Republic),
Sr. Unsec’d Notes, REGS
9.040%	01/23/18		49	52,996
Sr. Unsec’d. Notes, 144A
5.500%	01/27/25		1,360	1,363,400
6.850%	01/27/45		845	861,900
Sr. Unsec’d. Notes, REGS
6.850%	01/27/45		2,120	2,162,400
Republic of Ecuador (Ecuador),
Sr. Unsec’d. Notes, 144A
10.500%	03/24/20		1,200	1,203,000
Republic of El Salvador (El Salvador),
Sr. Unsec’d. Notes, REGS
5.875%	01/30/25		950	910,813
Unsec’d. Notes, 144A
6.375%	01/18/27		2,575	2,491,313
Republic of Eqypt (Egypt),
Sr. Unsec’d. Notes, 144A
5.875%	06/11/25		855	834,907
Republic of Gabonese (Gabon),
Bonds, REGS
6.375%	12/12/24		400	387,000
Republic of Ghana (Ghana),
Unsec’d. Notes, 144A
8.125%	01/18/26		255	232,101
Unsec’d. Notes, REGS
8.125%	01/18/26		850	773,670
Republic of Grenada (Grenada),
Sr. Unsec’d. Notes, REGS(g)(i)
6.000%	09/15/25		284	85,200
Republic of Iceland (Iceland),
Unsec’d. Notes, 144A
4.875%	06/16/16		850	879,647
5.875%	05/11/22		615	694,415
Unsec’d. Notes, REGS
5.875%	05/11/22		1,880	2,122,764
Republic of Indonesia (Indonesia),
Sr. Unsec’d. Notes, 144A
3.750%	04/25/22		4,300	4,235,500
4.875%	05/05/21		2,710	2,876,123
5.125%	01/15/45		600	572,250
5.250%	01/17/42		1,000	961,250
Sr. Unsec’d. Notes, REGS
3.375%	04/15/23		3,100	2,921,750
3.750%	04/25/22		760	748,600
4.625%	04/15/43		3,300	2,970,000
4.875%	05/05/21		1,128	1,197,146
7.750%	01/17/38		980	1,247,050

Interest Rate	Maturity Date	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (continued)
Republic of Iraq (Iraq),
Unsec’d. Notes, REGS
5.800%	01/15/28	1,590	$1,285,674
Republic of Ivory Coast (Ivory Coast),
Sr. Unsec’d. Notes, 144A
5.375%	07/23/24	450	421,875
6.375%	03/03/28	235	229,713
Sr. Unsec’d. Notes, REGs
5.750%(c)	12/31/32	2,850	2,672,445
Sr. Unsec’d. Notes, REGS
6.375%	03/03/28	800	782,000
Republic of Jamaica (Jamaica),
Sr. Unsec’d. Notes
7.625%	07/09/25	2,055	2,301,600
8.000%	06/24/19	595	667,093
8.500%	11/16/21	176	191,038
Unsec’d. Notes
10.625%	06/20/17	1,100	1,256,750
Republic of Kenya (Kenya),
Sr. Unsec’d. Notes, REGS
6.875%	06/24/24	900	913,122
Republic of Mexico (Mexico),
Sr. Unsec’d. Notes
3.600%	01/30/25	1,550	1,528,300
4.600%	01/23/46	1,700	1,572,500
5.750%	10/12/2110	376	369,420
6.050%	01/11/40	1,176	1,334,760
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44	3,806	3,615,700
Republic of Mongolia (Mongolia),
Sr. Unsec’d. Notes, 144A
4.125%	01/05/18	215	205,863
Sr. Unsec’d. Notes, REGS(a)
4.125%	01/05/18	2,275	2,178,313
5.125%	12/05/22	600	541,500
Republic of Morocco (Morocco),
Sr. Unsec’d. Notes, 144A
4.250%	12/11/22	5,500	5,610,000
Republic of Pakistan (Pakistan),
Sr. Unsec’d. Notes, 144A
7.250%	04/15/19	200	209,627
Unsec’d. Notes, 144A
6.750%	12/03/19	2,600	2,665,000
Republic of Paraguay (Paraguay),
Notes, 144A
6.100%	08/11/44	600	609,000
Republic of Serbia (Serbia),
Bonds, REGS
4.875%	02/25/20	5,365	5,415,431
Sr. Unsec’d. Notes, 144A
5.250%	11/21/17	270	278,937
Sr. Unsec’d. Notes, REGS
5.250%	11/21/17	1,175	1,213,893
6.750%(c)	11/01/24	502	510,525
7.250%	09/28/21	4,460	4,995,200
Unsec’d. Notes, 144A
5.875%	12/03/18	640	672,800
Unsec’d. Notes, REGS
5.875%	12/03/18	375	394,219

SEE NOTES TO FINANCIAL STATEMENTS.

A386

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (continued)
Republic of Slovenia (Slovenia),
Sr. Unsec’d. Notes, 144A
5.250%	02/18/24		550	$599,500
5.850%	05/10/23		1,300	1,470,885
Sr. Unsec’d. Notes, REGS
5.850%	05/10/23		2,595	2,936,113
Republic of South Africa (South Africa),
Bonds
7.750%	02/28/23	ZAR	48,000	3,857,044
8.000%	12/21/18	ZAR	8,700	725,226
Sr. Unsec’d. Notes(a)
4.665%	01/17/24		4,460	4,560,350
5.500%	03/09/20		1,390	1,512,320
5.875%	05/30/22		650	720,037
5.875%	09/16/25		5,455	6,043,289
6.875%	05/27/19		2,925	3,327,187
Republic of Sri Lanka (Sri Lanka),
Sr. Unsec’d. Notes, 144A
6.000%	01/14/19		1,135	1,159,119
Sr. Unsec’d. Notes, REGS(a)
5.875%	07/25/22		400	393,000
6.250%	10/04/20		800	819,040
6.250%	07/27/21		400	405,500
Republic of Tanzania (Tanzania),
Bonds, REGS
6.397%(c)	03/09/20		1,100	1,112,375
Republic of Turkey (Turkey),
Sr. Unsec’d. Notes
4.875%	04/16/43		1,200	1,091,952
5.125%	03/25/22		4,800	5,028,000
5.625%	03/30/21		2,425	2,613,907
6.000%	01/14/41		3,125	3,292,187
6.750%	05/30/40		375	431,250
6.875%	03/17/36		1,600	1,856,000
7.000%	03/11/19		3,000	3,371,700
7.500%	11/07/19		1,900	2,190,700
8.000%	02/14/34		900	1,160,550
Republic of Ukraine (Ukraine),
Sr. Unsec’d. Notes, 144A
6.250%	06/17/16		400	198,000
Sr. Unsec’d. Notes, REGS
6.250%	06/17/16		1,300	643,500
6.580%	11/21/16		10,115	5,006,925
9.250%	07/24/17		779	374,699
Republic of Venezuela (Venezuela),
Sr. Unsec’d. Notes
7.650%	04/21/25		2,620	956,300
Sr. Unsec’d. Notes, REGS
8.250%	10/13/24		2,200	819,500
9.250%	05/07/28		1,482	566,789
Republic of Vietnam (Vietnam),
Sr. Unsec’d. Notes, 144A
4.800%	11/19/24		700	700,000
Republic of Zambia (Zambia),
Unsec’d. Notes, REGS
5.375%	09/20/22		830	716,913
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, REGS
4.375%	08/22/23		500	512,450

Interest Rate	Maturity Date	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (continued)
Russian Foreign Bond (Russia),
Sr. Unsec’d Notes, REGS
7.500%(c)	03/31/30	17,379	$20,358,997
Sr. Unsec’d. Notes, REGS
4.500%	04/04/22	6,400	6,264,000
Russian Foreign Bond — Eurobond (Russia),
Sr. Unsec’d. Notes, REGS
4.875%	09/16/23	1,600	1,582,400
Sberbank of Russia Via SB Capital SA (Russia),
Sr. Unsec’d. Notes, REGS
5.180%	06/28/19	900	864,000
Svensk Exportkredit AB (Sweden),
Sr. Unsec’d. Notes
5.125%	03/01/17	345	369,625

TOTAL FOREIGN GOVERNMENT BONDS (cost $306,008,893)			291,712,002

MUNICIPAL BONDS — 0.7%
California — 0.2%
Bay Area Toll Authority,
Revenue Bonds, BABs
6.263%	04/01/49	3,630	4,696,567
City of Los Angeles Department of Airports,
Revenue Bonds, BABs
7.053%	05/15/40	1,230	1,642,296
East Bay Municipal Utility District Water System Revenue,
Revenue Bonds, BABs
5.874%	06/01/40	1,505	1,841,819
Los Angeles Community College District,
General Obligation Unlimited
6.750%	08/01/49	2,980	4,123,188
San Diego County Water Authority,
Revenue Bonds, BABs
6.138%	05/01/49	275	343,541
University of California,
Revenue Bonds
4.601%	05/15/31	4,900	5,186,748

			17,834,159

Colorado
Denver City & County School District No. 1,
CERTIFICATE PARTICIPATION
4.242%	12/15/37	1,215	1,181,454

District of Columbia
District of Columbia,
Revenue Bonds, BABs
5.591%	12/01/34	120	141,538

Florida — 0.1%
State Board of Administration Finance Corp.,
Revenue Bonds
1.298%	07/01/16	2,100	2,107,896
2.995%	07/01/20	3,695	3,756,078

			5,863,974

Illinois
City of Chicago IL O’Hare International Airport Revenue,
Revenue Bonds, BABs
6.395%	01/01/40	480	587,357
Metropolitan Water Reclamation District of Greater Chicago,
General Obligation Ltd., BABs

SEE NOTES TO FINANCIAL STATEMENTS.

A387

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (continued)
Illinois (continued)
5.720%	12/01/38	2,065	$2,401,430

			2,988,787

Maryland
Maryland State Transportation Authority,
Revenue Bonds, BABs
5.754%	07/01/41	1,140	1,348,415
5.888%	07/01/43	2,120	2,590,470

			3,938,885

Massachusetts
Commonwealth of Massachusetts,
General Obligation Ltd., BABs
4.500%	08/01/31	840	894,508

New York — 0.2%
City of New York,
General Obligation Unlimited, BABs
5.846%	06/01/40	3,540	4,304,675
6.271%	12/01/37	1,995	2,512,463
Metropolitan Transportation Authority,
Revenue Bonds, BABs
7.336%	11/15/39	1,940	2,755,498
New York City Transitional Finance Authority Future Tax Secured Revenue,
Revenue Bonds
5.267%	05/01/27	1,810	2,051,888
Revenue Bonds, BABs
5.508%	08/01/37	3,275	3,899,608
New York City Water & Sewer System,
Revenue Bonds, BABs
5.952%	06/15/42	265	332,032
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	5,820	5,571,428
Utility Debt Securitization Authority,
Revenue Bonds
2.042%	06/15/21	1,820	1,832,576

			23,260,168

North Carolina — 0.1%
University of North Carolina at Chapel Hill,
Revenue Bonds
3.847%	12/01/34	5,675	5,628,635

Ohio
JobsOhio Beverage System,
Revenue Bonds
4.532%	01/01/35	2,920	3,035,807

Oregon
State of Oregon,
General Obligation Unlimited
5.892%	06/01/27	60	71,574

Pennsylvania
Philadelphia Authority for Industrial Development,
Revenue Bonds
3.964%	04/15/26	1,610	1,576,045

Puerto Rico
Commonwealth of Puerto Rico,
General Obligation Unlimited
8.000%	07/01/35	3,330	2,256,108

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (continued)
Puerto Rico (continued)
Government Development Bank for Puerto Rico,
Revenue Bonds
3.800%	08/01/15	400	$304,000
5.000%	12/01/15	810	624,607

			3,184,715

South Carolina
South Carolina State Public Service Authority,
Revenue Bonds
4.322%	12/01/27	1,460	1,543,132

Texas
Texas Transportation Commission State Highway Fund,
Revenue Bonds, BABs
5.178%	04/01/30	2,420	2,776,732

Utah
Utah Transit Authority,
Revenue Bonds, BABs
5.937%	06/15/39	1,920	2,383,699

Virginia — 0.1%
University of Virginia,
Revenue Bonds, BABs
5.000%	09/01/40	1,130	1,271,453
Virginia Commonwealth Transportation Board,
Revenue Bonds, BABs
5.350%	05/15/35	1,470	1,664,011
Virginia Public Building Authority,
Revenue Bonds, BABs
5.900%	08/01/30	1,015	1,225,389
Virginia Public School Authority,
Revenue Bonds
4.250%	12/15/30	1,755	1,848,612

			6,009,465

TOTAL MUNICIPAL BONDS (cost $82,738,528)			82,313,277

RESIDENTIAL MORTGAGE-BACKED
SECURITIES — 0.4%
Banc of America Mortgage Securities, Inc.,
Series 2004-A, Class 2A2
2.666%(c)	02/25/34	31	30,537
Series 2004-D, Class 2A2
2.725%(c)	05/25/34	13	13,377
Series 2004-H, Class 2A2
2.651%(c)	09/25/34	23	22,186
Series 2004-I, Class 3A2
2.621%(c)	10/25/34	9	8,776
Series 2005-J, Class 2A1
2.712%(c)	11/25/35	130	119,425
Series 2005-J, Class 3A1
2.755%(c)	11/25/35	32	30,410
Credit Suisse Mortgage Trust,
Series 2010-1R, Class 42A1, 144A(g)
5.000%	10/27/36	31	31,289
DSLA Mortgage Loan Trust,
Series 2004-AR1, Class A1A
1.028%(c)	09/19/44	1,988	1,867,827

SEE NOTES TO FINANCIAL STATEMENTS.

A388

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae Connecticut Avenue Securities,
Series 2014-C04, Class 1M1
2.135%(c)	11/25/24	3,037	$3,059,289
Series 2014-C04, Class 2M1
2.285%(c)	11/25/24	1,565	1,577,901
Series 2015-C01, Class 1M1
1.685%(c)	02/25/25	801	802,012
Series 2015-C01, Class 2M1
1.685%(c)	02/25/25	395	395,135
Fosse Master Issuer PLC (United Kingdom),
Series 2011-1A, Class A5, 144A
1.775%(c)	10/18/54	437	440,860
Series 2012-1A, Class 3A1, 144A
1.775%(c)	10/18/54	2,620	2,673,896
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2014-DN3, Class M2
2.585%(c)	08/25/24	2,930	2,942,763
Series 2014-HQ2, Class M2
2.385%(c)	09/25/24	2,425	2,407,540
Series 2014-HQ3, Class M2
2.835%(c)	10/25/24	1,665	1,683,235
Series 2015-DN1, Class M2
2.585%(c)	01/25/25	3,320	3,340,883
Series 2015-DNA1, Class M2
2.035%(c)	10/25/27	4,325	4,251,203
Series 2015-HQ1, Class M2
2.385%(c)	03/25/25	2,755	2,735,225
Series 2015-HQ2, Class M2
2.135%(c)	05/25/25	2,705	2,660,419
Government National Mortgage Assoc.,
Series 2010-92, Class PI, IO
4.500%	11/20/37	917	56,478
Series 2010-103, Class IN, IO
4.500%	02/20/39	935	57,100
Series 2010-164, Class MI, IO
4.000%	09/20/37	5,013	407,304
Series 2011-41, Class AI, IO
4.500%	12/20/39	1,346	150,915
Series 2011-88, Class EI, IO
4.500%	11/20/39	1,199	126,411
Series 2012-94, Class BI, IO
4.000%	05/20/37	4,507	732,042
Series 2013-24, Class OI, IO
4.000%	02/20/43	1,743	329,447
Holmes Master Issuer PLC (United Kingdom),
Series 2012-3A, Class B1, RMBSMT, 144A
2.475%(c)	10/15/54	1,250	1,287,477
Sequoia Mortgage Trust,
Series 2010-H1, Class A1
1.992%(c)	02/25/40	12	11,837
Series 2013-6, Class A1
2.500%(c)	05/25/43	2,896	2,719,672
Series 2013-7, Class A2
3.000%(c)	06/25/43	1,389	1,338,402
WAMU Mortgage Pass-Through Certificates,
Series 2005-AR12, Class 2A1
2.392%(c)	09/25/35	69	69,428

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage-Backed Securities Trust,
Series 2003-O, Class 5A1
2.497%(c)	01/25/34	21	$20,706
Series 2004-G, Class A3
2.728%(c)	06/25/34	136	136,141

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(cost $38,524,660)			38,537,548

U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.6%
Federal Home Loan Mortgage Corp.
2.225%(c)	07/01/35	16	16,875
2.245%(c)	01/01/36	5	4,794
2.250%(c)	04/01/37	251	266,732
2.285%(c)	09/01/32-03/01/36	30	31,529
2.358%(c)	02/01/37	146	156,835
2.359%(c)	01/01/37	18	19,481
2.361%(c)	02/01/35	70	74,253
2.401%(c)	02/01/37	51	54,360
2.478%(c)	11/01/35	13	14,069
2.500%	05/01/28	3,009	3,073,616
2.583%(c)	02/01/37	80	86,358
2.733%(c)	02/01/37	67	72,648
3.000%	01/01/43-07/01/43	26,673	26,595,923
3.500%	09/01/42-05/01/43	21,944	22,623,954
4.000%	08/01/26-12/01/41	13,821	14,676,474
4.500%	04/01/19-04/01/41	14,407	15,579,066
4.500%	TBA	7,080	7,645,405
5.000%	10/01/18-08/01/40	7,960	8,813,778
5.500%	12/01/18-01/01/38	2,961	3,329,284
5.827%(c)	12/01/36	3	2,824
5.949%(c)	10/01/36	13	13,712
6.000%	10/01/32-09/01/38	1,127	1,290,398
6.043%(c)	11/01/36	11	11,740
6.106%(c)	10/01/36	19	20,704
6.421%(c)	08/01/36	8	8,818
6.500%	08/01/36-08/01/38	214	247,032
7.000%	06/01/32	5	5,177
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.426%(c)	08/25/17	1,205	1,214,303
1.875%	04/25/22	1,821	1,826,060
Federal National Mortgage Assoc.
1.861%(c)	12/01/35	5	5,479
2.042%(c)	07/01/35	29	30,946
2.104%(c)	12/01/35	26	27,192
2.192%(c)	08/01/37	62	66,533
2.206%(c)	11/01/35-11/01/37	232	247,652
2.217%(c)	08/01/36	41	43,403
2.461%(c)	12/01/35	9	9,910
2.500%	10/01/27-02/01/43	45,543	46,033,271
2.651%(c)	12/01/36	52	56,030
3.000%	01/01/27-11/01/43	44,367	44,945,042
3.000%	TBA	41,835	41,678,935
3.500%	03/01/34-04/01/45	37,679	38,976,453
3.500%	TBA	81,520	84,010,183
4.000%	04/01/24-08/01/42	68,124	72,578,070
4.000%	TBA	25,920	27,461,732

SEE NOTES TO FINANCIAL STATEMENTS.

A389

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.500%	05/01/19-04/01/42		51,216	$55,414,152
4.500%	TBA		12,290	13,286,643
5.000%	05/01/18-07/01/42		49,896	55,187,903
5.000%	TBA		13,205	14,587,398
5.500%	01/01/17-09/01/41		27,286	30,660,262
5.500%	TBA		15,280	17,161,350
6.000%	04/01/21-10/01/40		25,783	29,388,228
6.059%(c)	09/01/36		3	2,986
6.500%	07/01/32-05/01/40		7,669	8,825,604
7.000%	01/01/31-04/01/37		31	34,095
Federal National Mortgage Assoc., IO
6.500%	02/25/32		7	1,528
Government National Mortgage Assoc.
2.500%	12/20/42-03/20/43		24,285	23,421,186
3.000%	07/15/42-12/20/44		16,923	17,126,505
3.000%	TBA		67,525	68,163,321
3.500%	08/20/42-04/20/45		63,959	66,673,154
4.000%	09/20/25-03/20/45		46,871	49,862,901
4.500%	11/20/39-10/20/44		24,053	26,181,766
5.000%	03/20/34-01/20/45		10,946	12,082,313
5.500%	10/20/32-06/20/44		9,956	11,317,558
6.000%	01/20/33-06/20/44		744	845,055
6.500%	09/20/32-12/20/33		13	15,612
8.000%	12/15/16-07/15/23		3	2,741
8.500%	06/15/16-07/15/26		8	8,011
9.500%	03/15/19-01/15/20		1	916

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $959,721,208)				964,198,221

U.S. TREASURY OBLIGATIONS — 5.2%
U.S. Treasury Bonds
3.000%	11/15/44-05/15/45		42,700	41,778,990
3.125%	02/15/43		62,875	62,963,402
3.375%	05/15/44	(k)	12,890	13,539,540
4.625%	02/15/40		9,155	11,674,767
5.375%	02/15/31		1,150	1,545,942
U.S. Treasury Inflation Indexed Bonds
0.125%	04/15/16-07/15/24		10,452	10,416,265
0.250%	01/15/25		5,325	5,217,120
0.625%	01/15/24		55,635	57,371,280
1.250%	07/15/20		1,170	1,358,086
1.375%	07/15/18-02/15/44		600	671,759
1.625%	01/15/18		339	404,871
1.875%	07/15/15		11,170	13,624,275
2.125%	01/15/19		510	611,904
2.375%	01/15/17		180	221,478
2.500%	01/15/29		966	1,311,869
U.S. Treasury Notes
0.500%	06/30/16		2,705	2,709,439
0.625%	11/30/17		86,360	85,988,911
0.875%	02/28/17		70,875	71,257,087
1.250%	10/31/18		12,215	12,256,995
1.500%	05/31/19-11/30/19		98,020	98,452,231
1.625%	08/31/19		14,565	14,682,205
2.000%	08/31/21		48,995	49,155,753
2.625%	04/30/16		20,515	20,909,278

TOTAL U.S. TREASURY OBLIGATIONS (cost $575,449,405)				578,123,447

				Value (Note 2)
TOTAL LONG-TERM INVESTMENTS (cost $9,089,340,286)				$9,971,314,396

			Shares
SHORT-TERM INVESTMENTS —17.1%
AFFILIATED MONEY MARKET MUTUAL FUND — 16.6%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $1,850,419,771; includes $473,784,340 of cash collateral for securities on loan)(b)(w)(Note 4)			1,850,419,771	1,850,419,771

Interest Rate	Maturity Date		Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(n) — 0.5%
U.S. Treasury Bills
0.001%	08/06/15		5,000	4,999,924
0.081%	09/24/15	(h)	55,000	54,999,340

TOTAL U.S. TREASURY OBLIGATIONS (cost $59,989,181)				59,999,264

TOTAL SHORT-TERM INVESTMENTS (cost $1,910,408,952)				1,910,419,035

TOTAL INVESTMENTS — 106.4% (cost $10,999,749,238)				11,881,733,431
Liabilities in excess of other assets(x) — (6.4)%				(713,144,151)

NET ASSETS — 100.0%				$11,168,589,280

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $462,178,812; cash collateral of $473,784,340 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2015.

(g)	Indicates a security that has been deemed illiquid.

(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects yield to maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A390

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Futures contracts outstanding at June 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2015	Unrealized Appreciation (Depreciation)(1)
Long Positions:
285	2 Year U.S. Treasury Notes	Sep. 2015	$62,293,299	$62,397,188	$103,889
638	5 Year U.S. Treasury Notes	Sep. 2015	76,063,236	76,086,485	23,249
630	10 Year U.S. Treasury Notes	Sep. 2015	79,965,559	79,488,281	(477,278)
192	20 Year U.S. Treasury Bonds	Sep. 2015	29,702,662	28,962,000	(740,662)
246	30 Year U.S. Ultra Treasury Bonds	Sep. 2015	39,093,000	37,899,376	(1,193,624)
170	ASX SPI 200 Index	Sep. 2015	17,975,333	17,697,266	(278,067)
1,504	Euro STOXX 50	Sep. 2015	57,194,620	57,612,700	418,080
465	FTSE 100 Index.	Sep. 2015	48,914,737	47,446,892	(1,467,845)
279	Mini MSCI EAFE Index	Sep. 2015	26,275,390	25,584,300	(691,090)
252	Russell 2000 Mini Index	Sep. 2015	31,762,780	31,510,080	(252,700)
4,472	S&P 500 E-Mini	Sep. 2015	466,677,725	459,363,838	(7,313,887)
284	TOPIX Index	Sep. 2015	38,116,812	37,836,500	(280,312)

					(12,150,247)

Short Positions:
346	2 Year U.S. Treasury Notes	Sep. 2015	75,622,625	75,752,375	(129,750)
925	10 Year U.S. Treasury Notes	Sep. 2015	117,528,633	116,708,984	819,649
103	20 Year U.S. Treasury Bonds	Sep. 2015	15,914,234	15,536,906	377,328

					1,067,227

					$(11,083,020)

(1)	U.S. Treasury Securities with market values of $1,656,467 and $34,989,580 have been segregated with Goldman Sachs & Co. and JPMorgan Chase, respectively, to cover requirements for open contracts at June 30, 2015.

Forward foreign currency exchange contracts outstanding at June 30, 2015:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 07/20/15	Goldman Sachs & Co.	AUD	9,460	$7,320,149	$7,290,101	$(30,048)
British Pound,
Expiring 07/10/15	Goldman Sachs & Co.	GBP	262	409,538	411,124	1,586
Expiring 07/20/15	Goldman Sachs & Co.	GBP	21,060	32,883,501	33,085,636	202,135
Canadian Dollar,
Expiring 07/20/15	Goldman Sachs & Co.	CAD	3,425	2,776,056	2,741,418	(34,638)
Euro,
Expiring 07/20/15	Goldman Sachs & Co.	EUR	39,125	43,946,468	43,630,553	(315,915)
Expiring 08/21/15	Bank of America	EUR	324	362,053	361,137	(916)
Expiring 08/21/15	Bank of New York Mellon	EUR	133	145,003	148,384	3,381
Expiring 08/21/15	Bank of New York Mellon	EUR	12	12,603	12,900	297
Expiring 08/21/15	Barclays Capital Group	EUR	1,336	1,488,469	1,490,415	1,946
Expiring 08/21/15	Canadian Imperial Bank of Commerce	EUR	2,191	2,488,660	2,444,440	(44,220)
Expiring 08/21/15	JPMorgan Chase	EUR	381	423,209	425,261	2,052
Expiring 09/11/15	JPMorgan Chase	EUR	180	205,068	201,061	(4,007)
Indian Rupee,
Expiring 11/18/15	Hong Kong & Shanghai Bank	INR	203,383	3,070,859	3,104,728	33,869
Indonesian Rupiah,
Expiring 08/21/15	Bank of New York Mellon	IDR	5,128,491	377,511	380,416	2,905
Expiring 08/21/15	Standard Chartered PLC	IDR	6,088,909	455,757	451,657	(4,100)
Japanese Yen,
Expiring 07/21/15	Standard Chartered PLC	JPY	3,676,000	29,805,003	30,044,352	239,349
Malaysian Ringgit,
Expiring 07/14/15	JPMorgan Chase	MYR	146	39,931	38,650	(1,281)
Expiring 07/14/15	Standard Chartered PLC	MYR	3,714	1,009,321	983,195	(26,126)
Mexican Peso,
Expiring 08/21/15	Bank of New York Mellon	MXN	16,164	1,043,906	1,024,476	(19,430)

SEE NOTES TO FINANCIAL STATEMENTS.

A391

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2015 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Mexican Peso (continued),
Expiring 08/21/15	Bank of New York Mellon	MXN	193	$12,450	$12,227	$(223)
Expiring 08/21/15	State Street Bank	MXN	5,819	376,090	368,796	(7,294)
Philippine Peso,
Expiring 08/24/15	Bank of America	PHP	947	21,091	20,938	(153)
Expiring 08/24/15	JPMorgan Chase	PHP	18,315	409,640	404,945	(4,695)
Romanian Leu,
Expiring 07/15/15	Bank of America	RON	398	99,994	99,142	(852)
Singapore Dollar,
Expiring 07/20/15	Standard Chartered PLC	SGD	6,600	4,908,833	4,898,722	(10,111)
South African Rand,
Expiring 08/21/15	Bank of New York Mellon	ZAR	348	28,250	28,338	88
South Korean Won,
Expiring 07/14/15	Barclays Capital Group	KRW	461,532	412,856	413,624	768
Swedish Krona,
Expiring 07/20/15	Hong Kong & Shanghai Bank	SEK	57,250	6,981,271	6,908,973	(72,298)
Swiss Franc,
Expiring 07/20/15	Bank of New York Mellon	CHF	600	641,477	642,254	777
Expiring 07/20/15	Goldman Sachs & Co.	CHF	13,530	14,522,401	14,482,825	(39,576)

				$156,677,418	$156,550,688	$(126,730)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 09/02/15	Barclays Capital Group	BRL	60,830	$19,187,459	$19,106,299	$81,160
Expiring 09/02/15	Morgan Stanley	BRL	9,557	2,915,942	3,001,790	(85,848)
Expiring 09/02/15	UBS AG	BRL	9,219	2,896,324	2,895,626	698
British Pound,
Expiring 07/10/15	Bank of America	GBP	6,514	9,719,577	10,234,579	(515,002)
Expiring 07/10/15	Bank of New York Mellon	GBP	165	250,301	258,566	(8,265)
Expiring 07/10/15	Citigroup Global Markets	GBP	970	1,541,141	1,523,995	17,146
Expiring 07/10/15	Citigroup Global Markets	GBP	211	319,460	332,194	(12,734)
Expiring 07/10/15	JPMorgan Chase	GBP	257	392,156	403,995	(11,839)
Canadian Dollar,
Expiring 09/30/15	Morgan Stanley	CAD	795	644,582	635,723	8,859
Chinese Yuan,
Expiring 09/14/15	Morgan Stanley	CNY	2,493	398,888	399,911	(1,023)
Colombian Peso,
Expiring 08/21/15	Standard Chartered PLC	COP	3,258,416	1,359,486	1,243,495	115,991
Euro,
Expiring 08/21/15	Bank of New York Mellon	EUR	98	110,411	109,520	891
Expiring 08/21/15	Deutsche Bank AG	EUR	135	151,195	150,615	580
Expiring 08/21/15	Hong Kong & Shanghai Bank	EUR	4,144	4,717,858	4,623,351	94,507
Expiring 08/21/15	JPMorgan Chase	EUR	144	162,145	160,203	1,942
Expiring 08/21/15	Morgan Stanley	EUR	4,294	4,915,421	4,790,702	124,719
Expiring 08/21/15	Standard Chartered PLC	EUR	113	126,785	125,491	1,294
Expiring 09/11/15	Bank of America	EUR	822	926,153	916,984	9,169
Expiring 09/11/15	Citigroup Global Markets	EUR	555	624,292	619,391	4,901
Expiring 09/11/15	Standard Chartered PLC	EUR	12,487	14,102,640	13,936,171	166,469
Indian Rupee,
Expiring 11/18/15	Hong Kong & Shanghai Bank	INR	10,637	163,370	162,379	991
Indonesian Rupiah,
Expiring 08/21/15	Deutsche Bank AG	IDR	112,643,351	8,316,139	8,355,546	(39,407)
Expiring 08/21/15	Hong Kong & Shanghai Bank	IDR	4,875,077	362,783	361,619	1,164
Malaysian Ringgit,
Expiring 07/14/15	Goldman Sachs & Co.	MYR	3,860	1,056,984	1,021,845	35,139
Mexican Peso,
Expiring 08/21/15	Deutsche Bank AG	MXN	176,209	11,405,925	11,168,365	237,560

SEE NOTES TO FINANCIAL STATEMENTS.

A392

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2015 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Mexican Peso (continued),
Expiring 08/21/15	Royal Bank of Scotland	MXN	113,667	$7,312,869	$7,204,359	$108,510
Peruvian Nuevo Sol,
Expiring 08/21/15	Credit Suisse First Boston Corp.	PEN	1,307	408,055	407,911	144
Philippine Peso,
Expiring 08/24/15	Deutsche Bank AG	PHP	19,262	426,622	425,883	739
Romanian Leu,
Expiring 07/15/15	Bank of America	RON	4,305	1,032,919	1,072,377	(39,458)
South African Rand,
Expiring 08/21/15	Hong Kong & Shanghai Bank	ZAR	58,579	4,870,255	4,770,132	100,123
South Korean Won,
Expiring 07/14/15	Hong Kong & Shanghai Bank	KRW	461,532	421,876	413,625	8,251
Swiss Franc,
Expiring 08/12/15	Credit Suisse First Boston Corp.	CHF	906	984,332	970,276	14,056

				$102,224,345	$101,802,918	421,427

						$294,697

Credit default swap agreements outstanding at June 30, 2015:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(2)	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Depreciation	Counterparty
Over-the-counter credit default swaps on credit indices—Sell Protection(1):
CBMX.AM.CDSI.NA	01/17/47	0.500%	3,028	$(90,919)	$(92,309)	$1,390	Goldman Sachs & Co.
CDX.EM.CDS1.S23	06/20/20	1.000%	71,300	(6,605,639)	(7,171,300)	565,661	JPMorgan Chase

				$(6,696,558)	$(7,263,609)	$567,051

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(2)	Value at Trade Date	Value at June 30, 2015(3)	Unrealized Appreciation (Depreciation)
Exchange-traded credit default swaps on credit indices—Sell Protection(1):
CDX.HY.CDS1.S24	06/20/20	5.000%	50,391	$3,441,322	$3,195,155	$(246,167)
CDX.IG.CDS1.S24	06/20/20	1.000%	348,800	6,396,829	4,995,834	(1,400,995)

				$9,838,151	$8,190,989	$(1,647,162)

U.S. Treasury Security with market value of $7,509,910 has been segregated with JPMorgan Chase to cover requirements for credit default swap contracts at June 30, 2015.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1) If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3) The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

SEE NOTES TO FINANCIAL STATEMENTS.

A393

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$4,513,772,147	$1,486,889,843	$182
Preferred Stocks	7,932,464	23,145,260	—
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	—	258,061,437	658,350
Residential Mortgage-Backed Securities	—	6,338,699	—
Commercial Mortgage-Backed Securities	—	207,148,792	9,857,252
Corporate Obligations	—	1,497,057,930	5,295,468
Foreign Government Bonds	—	291,712,002	—
Municipal Bonds	—	82,313,277	—
Residential Mortgage-Backed Securities	—	38,537,548	—
U.S. Government Agency Obligations	—	964,198,221	—
U.S. Treasury Obligations	—	638,122,711	—
Affiliated Money Market Mutual Fund	1,850,419,771	—	—
Other Financial Instruments*
Financial Futures Contracts	(11,083,020)	—	—
Forward Foreign Currency Exchange Contracts	—	294,697	—
Over-the-counter credit default swaps	—	(6,696,558)	—
Exchange-traded credit default swaps	—	(1,647,162)	—

Total	$6,361,041,362	$5,485,476,697	$15,811,252

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2015 were as follows:

Affiliated Money Market Mutual Fund (4.2% represents investments purchased with collateral from securities on loan)	16.6%
U.S. Government Agency Obligations	8.6
Banks	6.6
U.S. Treasury Obligations	5.7
Oil, Gas & Consumable Fuels	5.0
Pharmaceuticals	4.1
Media	3.0
Insurance	2.8
Foreign Government Bonds	2.6
Non-Residential Mortgage-Backed Securities	2.3
Real Estate Investment Trusts (REITs)	2.2
Internet Software & Services	2.0
Commercial Mortgage-Backed Securities	1.9
Health Care Providers & Services	1.8
Technology Hardware, Storage & Peripherals	1.6
Capital Markets	1.6
IT Services	1.6
Chemicals	1.6
Food Products	1.6
Software	1.5
Industrial Conglomerates	1.5

Diversified Telecommunication Services	1.5%
Biotechnology	1.4
Metals & Mining	1.4
Specialty Retail	1.4
Semiconductors & Semiconductor Equipment	1.3
Aerospace & Defense	1.2
Health Care Equipment & Supplies	1.1
Hotels, Restaurants & Leisure	1.1
Electric Utilities	1.0
Internet & Catalog Retail	1.0
Automobiles	1.0
Beverages	1.0
Food & Staples Retailing	0.9
Wireless Telecommunication Services	0.9
Diversified Financial Services	0.9
Multi-Utilities	0.8
Municipal Bonds	0.7
Textiles, Apparel & Luxury Goods	0.7
Airlines	0.7
Machinery	0.7
Communications Equipment	0.7
Auto Components	0.6
Energy Equipment & Services	0.6
Tobacco	0.6
Real Estate Management & Development	0.6
Electrical Equipment	0.5
Consumer Finance	0.5

SEE NOTES TO FINANCIAL STATEMENTS.

A394

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Household Products	0.5%
Road & Rail	0.4
Residential Mortgage-Backed Securities	0.4
Construction Materials	0.4
Commercial Services & Supplies	0.4
Electronic Equipment, Instruments & Components	0.4
Household Durables	0.4
Life Sciences Tools & Services	0.3
Multiline Retail	0.3
Air Freight & Logistics	0.2
Personal Products	0.2
Independent Power & Renewable Electricity Producers	0.2
Professional Services	0.2
Trading Companies & Distributors	0.2

Paper & Forest Products	0.2%
Containers & Packaging	0.1
Marine	0.1
Leisure Products	0.1
Building Products	0.1
Construction & Engineering	0.1
Thrifts & Mortgage Finance	0.1
Diversified Consumer Services	0.1

106.4
Liabilities in excess of other assets	(6.4)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, equity risk, foreign exchange and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2015 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$1,324,115	*	Due from/to broker-variation margin futures	$2,541,314	*
Foreign exchange contracts	Unrealized appreciation on foreign currency forward contracts	1,624,156		Unrealized depreciation on foreign currency forward contracts	1,329,459
Credit contracts	—	—		Due from/to broker-variation margin futures	1,647,162	*
Credit contracts	Unrealized appreciation on over-the-counter swap agreements	567,051		—	—
Credit contracts	—	—		Premiums received for swap agreements	7,263,609
Equity contracts	Due from/to broker-variation margin futures	418,080	*	Due from/to broker-variation margin futures	10,283,901	*

Total		$3,933,402			$23,065,445

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Futures	Forward Currency Contracts(2)	Swaps	Total
Interest rate contracts	$—	$66,003	$—	$—	$66,003
Foreign exchange contracts	—	—	5,674,965	—	5,674,965
Credit contracts	—	—	—	(172,661)	(172,661)
Equity contracts	90,360	39,998,603	—	—	40,088,963

Total	$90,360	$40,064,606	$5,674,965	$(172,661)	$45,657,270

SEE NOTES TO FINANCIAL STATEMENTS.

A395

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Contracts(3)	Swaps	Total
Interest rate contracts	$(2,962,140)	$—	$—	$(2,962,140)
Foreign exchange contracts	—	(1,227,993)	—	(1,227,993)
Credit contracts	—	—	984,172	984,172
Equity contracts	(21,373,571)	—	—	(21,373,571)

Total	$(24,335,711)	$(1,227,993)	$984,172	$(24,579,532)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

(2)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

(3)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

For the six months ended June 30, 2015, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts — Long Positions(1)	Futures Contracts — Short Positions(1)	Forward Foreign Currency Exchange Contracts — Purchased(2)	Forward Foreign Currency Exchange Contracts — Sold(2)	Credit Default Swap Agreements — Buy Protection(3)	Credit Default Swap Agreements — Sell Protection(3)
$979,624,249	$202,476,719	$134,119,717	$100,244,108	$1,028	$451,959

(1)	Value at Trade Date.

(2)	Value at Settlement Date.

(3)	Notional Amount in USD (000).

SEE NOTES TO FINANCIAL STATEMENTS.

A396

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received(3)	Net Amount
Bank of America	$9,169	$(9,169)	$—	$—
Bank of New York Mellon	8,339	(8,339)	—	—
Barclays Capital Group	83,874	—	—	83,874
Canadian Imperial Bank of Commerce	—	—	—	—
Citigroup Global Markets	22,047	(12,734)	—	9,313
Credit Suisse First Boston Corp.	14,200	—	—	14,200
Deutsche Bank AG	238,879	(39,407)	—	199,472
Goldman Sachs & Co.	240,250	(240,250)	—	—
Hong Kong & Shanghai Bank	238,905	(72,298)	—	166,607
JPMorgan Chase	569,655	(569,655)	—	—
Morgan Stanley	133,578	(86,871)	—	46,707
Royal Bank of Scotland	108,510	—	—	108,510
Standard Chartered PLC	523,103	(40,337)	—	482,766
State Street Bank	—	—	—	—
UBS AG	698	—	—	698

	$2,191,207

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged(3)	Net Amount
Bank of America	$(556,381)	$9,169	$571,986	$—
Bank of New York Mellon	(27,918)	8,339	—	(19,579)
Barclays Capital Group	—	—	—	—
Canadian Imperial Bank of Commerce	(44,220)	—	—	(44,220)
Citigroup Global Markets	(12,734)	12,734	—	—
Credit Suisse First Boston Corp.	—	—	—	—
Deutsche Bank AG	(39,407)	39,407	—	—
Goldman Sachs & Co.	(512,486)	240,250	—	(272,236)
Hong Kong & Shanghai Bank	(72,298)	72,298	—	—
JPMorgan Chase	(7,193,122)	569,655	6,255,661	(367,806)
Morgan Stanley	(86,871)	86,871	—	—
Royal Bank of Scotland	—	—	—	—
Standard Chartered PLC	(40,337)	40,337	—	—
State Street Bank	(7,294)	—	—	(7,294)
UBS AG	—	—	—	—

	$(8,593,068)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Amounts shown reflect actual collateral received or pledged by the Portfolio. Such amounts are applied up to 100% of the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A397

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2015

ASSETS:
Investments at value, including securities on loan of $462,178,812:
Unaffiliated investments (cost $9,149,329,467)	$10,031,313,660
Affiliated investments (cost $1,850,419,771)	1,850,419,771
Cash	1,813,014
Foreign currency, at value (cost $7,021,100)	7,362,741
Receivable for investments sold	64,543,265
Dividends and interest receivable	40,318,782
Tax reclaim receivable	8,973,640
Unrealized appreciation on foreign currency forward contracts	1,624,156
Unrealized appreciation on over-the-counter swap agreements	567,051
Due from broker-variation margin swaps	522,657
Due from broker-variation margin futures	232,364
Prepaid expenses	15,488

Total Assets	12,007,706,589

LIABILITIES:
Payable to broker for collateral for securities on loan	473,784,340
Payable for investments purchased	350,790,654
Premiums received for swap agreements	7,263,609
Advisory fees payable	2,971,062
Payable for fund share repurchased	2,184,093
Unrealized depreciation on foreign currency forward contracts	1,329,459
Accrued expenses and other liabilities	628,705
Distribution fee payable	154,670
Foreign capital gains tax liability accrued	10,367
Affiliated transfer agent fee payable	350

Total Liabilities	839,117,309

NET ASSETS	$11,168,589,280

Net assets were comprised of:
Paid-in capital	$8,199,697,274
Retained earnings	2,968,892,006

Net assets, June 30, 2015	$11,168,589,280

Net asset value and redemption price per share, $11,168,589,280 / 464,391,336 outstanding shares of beneficial interest	$24.05

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2015

INCOME
Unaffiliated dividend income (net of $3,306,634 foreign withholding tax)	$72,549,653
Interest income	66,264,090
Affiliated dividend income	1,108,191
Affiliated income from securities lending, net	874,858

140,796,792

EXPENSES
Advisory fees	44,171,773
Distribution fee	5,606,582
Custodian and accounting fees	901,000
Insurance expenses	75,000
Trustees’ fees	56,000
Audit fee	24,000
Legal fees and expenses	16,000
Shareholders’ reports	15,000
Commitment fee on syndicated credit agreement	6,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Miscellaneous	38,918

Total expenses	50,914,273
Less: advisory fee waivers and/or expense reimbursement	(1,484,770)

Net expenses	49,429,503

NET INVESTMENT INCOME	91,367,289

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	311,346,427
Futures transactions	40,064,606
Swap agreements transactions	(172,661)
Foreign currency transactions	(2,920,268)

348,318,104

Net change in unrealized appreciation (depreciation) on:
Investments (net of change in foreign capital gains taxes $(172))	(198,355,263)
Futures	(24,335,711)
Swap agreements	984,172
Foreign currencies	(865,376)

(222,572,178)

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	125,745,926

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$217,113,215

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2015	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$91,367,289	$173,669,728
Net realized gain on investment and foreign currency transactions	348,318,104	582,193,211
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(222,572,178)	(143,649,633)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	217,113,215	612,213,306

FUND SHARE TRANSACTIONS:
Fund share sold [2,702,606 and 17,287,850 shares, respectively]	65,503,159	396,251,367
Fund share repurchased [8,723,258 and 11,262,882 shares, respectively]	(210,763,841)	(257,529,586)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(145,260,682)	138,721,781

TOTAL INCREASE IN NET ASSETS	71,852,533	750,935,087
NET ASSETS:
Beginning of period	11,096,736,747	10,345,801,660

End of period	$11,168,589,280	$11,096,736,747

SEE NOTES TO FINANCIAL STATEMENTS.

A398

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

LONG-TERM INVESTMENTS — 99.6%
COMMON STOCKS — 84.1%	Shares	Value (Note 2)
Aerospace & Defense — 2.2%
Airbus Group NV (France)	16,738	$1,090,271
Astrotech Corp.*	11,533	31,254
B/E Aerospace, Inc.	186	10,211
Boeing Co. (The)	21,118	2,929,489
Honeywell International, Inc.	12,050	1,228,739
Huntington Ingalls Industries, Inc.	674	75,886
KLX, Inc.*	1,413	62,356
Precision Castparts Corp.	1,582	316,194
Rockwell Collins, Inc.	2,620	241,957
Rolls-Royce Holdings PLC (United Kingdom)*	67,795	926,023
Rolls-Royce Holdings PLC (United Kingdom) (Class C Stock)*	7,894,026	12,403
TASER International, Inc.*	2,321	77,312
Tel-Instrument Electronics Corp.*	6,705	32,855
Textron, Inc.	9,218	411,399
TransDigm Group, Inc.*	54	12,132
United Technologies Corp.	20,958	2,324,871
Zodiac Aerospace (France)	1,947	63,421

		9,846,773

Air Freight & Logistics — 0.4%
C.H. Robinson Worldwide, Inc.	2,519	157,160
FedEx Corp.	5,149	877,390
United Parcel Service, Inc. (Class B Stock)	5,307	514,301

		1,548,851

Airlines — 1.1%
Air Arabia PJSC (United Arab Emirates)	277,977	121,913
Alaska Air Group, Inc.	982	63,270
American Airlines Group, Inc.	68,626	2,740,579
Delta Air Lines, Inc.	14,088	578,735
easyJet PLC (United Kingdom)	11,969	290,947
Flybe Group PLC (United Kingdom)*	66,287	72,126
Ryanair Holdings PLC (Ireland), ADR	5,913	421,893
Spirit Airlines, Inc.*	630	39,123
United Continental Holdings, Inc.*	8,933	473,538

		4,802,124

Auto Components — 1.2%
Aisin Seiki Co. Ltd. (Japan)	12,200	518,735
BorgWarner, Inc.	795	45,188
Delphi Automotive PLC (United Kingdom)	555	47,225
Denso Corp. (Japan)	10,900	542,309
Faurecia (France)	1,822	75,324
Gentex Corp.	4,862	79,834
GKN PLC (United Kingdom)	67,266	353,401
Hyundai Mobis Co. Ltd. (South Korea)	2,042	387,669
Johnson Controls, Inc.	22,881	1,133,296
Koito Manufacturing Co. Ltd. (Japan)	18,000	700,869
Leoni AG (Germany)	7,064	446,458
Minth Group Ltd. (China)	44,000	98,326
Musashi Seimitsu Industry Co. Ltd. (Japan)	5,700	110,448
NHK Spring Co. Ltd. (Japan)	6,500	71,567
Nifco, Inc. (Japan)	3,000	130,027
Nippon Seiki Co. Ltd. (Japan)	8,000	159,062
Press Kogyo Co. Ltd. (Japan)	34,000	158,973
S&T Motiv Co. Ltd. (South Korea)	898	53,469
Unipres Corp. (Japan)	2,800	58,538

COMMON STOCKS (continued)	Shares	Value (Note 2)
Auto Components (continued)
Weifu High-Technology Group Co. Ltd. (China) (Class B Stock)	24,178	$98,096

		5,268,814

Automobiles — 0.4%
Honda Motor Co. Ltd. (Japan)	22,300	720,733
Mitsubishi Motors Corp. (Japan)	44,300	376,729
Nissan Motor Co. Ltd. (Japan)	11,100	115,961
Tesla Motors, Inc.*	1,811	485,819

		1,699,242

Banks — 5.6%
Ashikaga Holdings Co. Ltd. (Japan)	32,800	141,382
Axis Bank Ltd. (India), GDR, RegS*	10,233	446,670
Banco Bilbao Vizcaya Argentaria SA (Spain)	89,861	885,488
Bank Central Asia Tbk PT (Indonesia)	345,600	349,014
Bank for Foreign Trade of Vietnam JSC (Vietnam)	40,720	90,992
Bank of America Corp.	78,358	1,333,653
Bank of the Ryukyus Ltd. (Japan)	6,800	101,360
Barclays PLC (United Kingdom)	209,259	857,674
Barclays PLC (United Kingdom), ADR	53,582	880,888
BNP Paribas SA (France)	10,937	663,688
Boston Private Financial Holdings, Inc.	5,225	70,067
CIT Group, Inc.	1,411	65,597
Citigroup, Inc.	41,623	2,299,254
Comerica, Inc.	7,022	360,369
Danske Bank A/S (Denmark)	20,640	606,754
DnB ASA (Norway)	34,217	569,837
East West Bancorp, Inc.	453	20,303
Erste Group Bank AG (Austria)*	10,568	301,098
First Internet Bancorp	3,220	78,890
First Niagara Financial Group, Inc.	6,662	62,889
First Republic Bank	1,494	94,167
Grupo Financiero Santander Mexico SAB de CV (Mexico) (Class B Stock), ADR	35,900	328,485
Hana Financial Group, Inc. (South Korea)	11,797	306,788
HDFC Bank Ltd. (India), ADR	11,055	669,159
ING Groep NV (Netherlands), CVA	16,434	272,893
Investors Bancorp, Inc.	6,371	78,363
JPMorgan Chase & Co.	52,500	3,557,400
Lloyds Banking Group PLC (United Kingdom)	716,841	962,137
National Bank of Canada (Canada)	11,500	432,010
Piraeus Bank SA (Greece)*(g)	146,341	54,021
PNC Financial Services Group, Inc. (The)	5,219	499,197
Preferred Bank	2,044	61,422
Royal Bank of Scotland Group PLC (United Kingdom)*	186,053	1,028,776
Sberbank of Russia (Russia), ADR	28,698	149,804
Shinhan Financial Group Co. Ltd. (South Korea)	4,776	177,772
Signature Bank*	629	92,079
Standard Chartered PLC (United Kingdom)	38,535	617,111
SVB Financial Group*	91	13,102
Svenska Handelsbanken AB (Sweden) (Class A Stock)	80,581	1,176,342
TCF Financial Corp.	4,515	74,994
Toronto-Dominion Bank (The) (Canada)	14,000	594,524
Turkiye Garanti Bankasi A/S (Turkey)	99,860	311,449

SEE NOTES TO FINANCIAL STATEMENTS.

A399

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Banks (continued)
U.S. Bancorp	15,223	$660,678
UniCredit SpA (Italy)	41,740	280,530
United Overseas Bank Ltd. (Singapore)	19,900	340,469
Valley National Bancorp	7,252	74,768
Wells Fargo & Co.	34,931	1,964,519

		25,058,826

Beverages — 0.9%
Anheuser-Busch InBev NV (Belgium)	3,430	412,769
Baron de Ley SA (Spain)*	533	52,707
Boston Beer Co., Inc. (The) (Class A Stock)*	318	73,773
Coca-Cola Co. (The)	3,766	147,740
Coca-Cola Enterprises, Inc.	11,084	481,489
Constellation Brands, Inc. (Class A Stock)	875	101,517
Diageo PLC (United Kingdom)	14,267	413,167
Dr. Pepper Snapple Group, Inc.	4,843	353,055
Monster Beverage Corp.*	267	35,783
PepsiCo, Inc.	15,570	1,453,304
SABMiller PLC (United Kingdom)	8,478	439,585

		3,964,889

Biotechnology — 2.6%
Abcam PLC (United Kingdom)	20,078	163,505
ACADIA Pharmaceuticals, Inc.*	2,451	102,648
Acceleron Pharma, Inc.*	1,755	55,528
Agios Pharmaceuticals, Inc.*	276	30,675
Alexion Pharmaceuticals, Inc.*	7,912	1,430,234
Alkermes PLC*	901	57,970
Alnylam Pharmaceuticals, Inc.*	2,027	242,976
Amgen, Inc.	2,518	386,563
Biogen Idec, Inc.*	4,797	1,937,700
BioMarin Pharmaceutical, Inc.*	1,288	176,173
Bluebird Bio, Inc.*	290	48,827
Celgene Corp.*	8,622	997,867
Celldex Therapeutics, Inc.*	1,432	36,115
Cepheid, Inc.*	1,129	69,038
CSL Ltd. (Australia)	5,305	353,666
Gilead Sciences, Inc.	17,888	2,094,327
Grifols SA (Spain)	2,999	121,105
Grifols SA (Spain), ADR	10,800	334,476
Grifols SA (Spain) (Class B Stock)	328	10,198
Incyte Corp. Ltd.*	3,073	320,237
Insmed, Inc.*	1,902	46,447
Intercept Pharmaceuticals, Inc.*	240	57,931
Isis Pharmaceuticals, Inc.*	3,314	190,721
Medivation, Inc.*	509	58,128
Ophthotech Corp.*	1,369	71,270
Puma Biotechnology, Inc.*	273	31,873
Receptos, Inc.*	266	50,553
Regeneron Pharmaceuticals, Inc.*	1,967	1,003,426
Seattle Genetics, Inc.*	1,023	49,513
T2 Biosystems, Inc.*	2,025	32,866
TESARO, Inc.*	879	51,676
United Therapeutics Corp.*	531	92,367
Vertex Pharmaceuticals, Inc.*	5,257	649,134

		11,355,733

Building Products — 0.2%
Assa Abloy AB (Sweden) (Class B Stock)	26,286	494,855

COMMON STOCKS (continued)	Shares	Value (Note 2)
Building Products (continued)
Fortune Brands Home & Security, Inc.	1,972	$90,357
Lindab International AB (Sweden)	5,076	42,963
NCI Building Systems, Inc.*	2,612	39,363
Nibe Industrier AB (Sweden) (Class B Stock)	2,738	74,293
Polypipe Group PLC (United Kingdom)	18,965	80,903
Sanwa Holdings Corp. (Japan)	14,400	121,142
Volution Group PLC (United Kingdom)	37,631	86,326

		1,030,202

Capital Markets — 3.7%
3i Group PLC (United Kingdom)	19,961	161,966
Ameriprise Financial, Inc.	7,611	950,842
Ashford, Inc.*	327	28,537
Avanza Bank Holding AB (Sweden)	3,481	126,628
Banca Generali SpA (Italy)	4,601	161,988
Bank of New York Mellon Corp. (The)	57,350	2,406,979
BlackRock, Inc.	946	327,297
BT Investment Management Ltd. (Australia)	20,252	132,097
Credit Suisse Group AG (Switzerland)*	51,165	1,411,514
E*Trade Financial Corp.*	6,798	203,600
GAM Holding AG (Switzerland)*	27,373	575,064
Gladstone Investment Corp.	448	3,562
Greenhill & Co., Inc.	48	1,984
Intermediate Capital Group PLC (United Kingdom)*	13,701	118,359
Invesco Ltd.	6,381	239,224
Investec PLC (South Africa)	82,427	740,600
IP Group PLC (United Kingdom)*	23,177	75,200
Julius Baer Group Ltd. (Switzerland)*	6,735	377,928
Jupiter Fund Management PLC (United Kingdom)	28,320	198,408
Morgan Stanley	80,796	3,134,077
Northern Trust Corp.	5,762	440,563
NorthStar Asset Management Group, Inc.	2,176	40,234
Partners Group Holding AG (Switzerland)	589	176,045
Rathbone Brothers PLC (United Kingdom)	2,241	75,599
Raymond James Financial, Inc.	1,527	90,979
Saigon Securities, Inc. (Vietnam)	59,160	65,772
SEI Investments Co.	1,773	86,930
State Street Corp.	30,115	2,318,855
TD Ameritrade Holding Corp.	38,966	1,434,728
Vostok New Ventures Ltd. (Sweden), RED*	6,924	3,341
Vostok New Ventures Ltd. (Sweden), SDR*	7,686	52,647
Waddell & Reed Financial, Inc. (Class A Stock)	7,276	344,228
Walter Investment Management Corp.*	1,768	40,434
WisdomTree Investments, Inc.	1,340	29,433

		16,575,642

Chemicals — 2.3%
Air Liquide SA (France)	2,359	299,335
Air Water, Inc. (Japan)	23,000	420,493
Airgas, Inc.	2,744	290,260
Ashland, Inc.	8,126	990,559
Calgon Carbon Corp.	3,159	61,221
Celanese Corp. (Class A Stock)	15,703	1,128,732
Chugoku Marine Paints Ltd. (Japan)	15,000	111,387
E.I. du Pont de Nemours & Co.	3,532	225,871
Ecolab, Inc.	7,057	797,935

SEE NOTES TO FINANCIAL STATEMENTS.

A400

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Chemicals (continued)
EI du Pont de Nemours & Co.*	100	$6,150
Fufeng Group Ltd. (China)(g)	240,000	178,074
Incitec Pivot Ltd. (Australia)	135,988	403,170
JSR Corp. (Japan)	12,600	222,432
Koninklijke DSM NV (Netherlands)	8,317	482,888
LyondellBasell Industries NV (Netherlands) (Class A Stock)	2,784	288,200
Minerals Technologies, Inc.	496	33,792
Monsanto Co.	909	96,890
Nihon Parkerizing Co. Ltd. (Japan)	7,600	77,090
Nippon Kayaku Co. Ltd. (Japan)	6,000	64,688
Nippon Soda Co. Ltd. (Japan)	17,000	109,271
Nissan Chemical Industries Ltd. (Japan)	4,800	105,921
PPG Industries, Inc.	1,036	118,850
Praxair, Inc.	3,980	475,809
RPM International, Inc.	14,716	720,643
Sherwin-Williams Co. (The)	6,495	1,786,255
Sumitomo Seika Chemicals Co. Ltd. (Japan)	1,000	6,568
Syngenta AG (Switzerland)	624	254,606
Victrex PLC (United Kingdom)	8,079	244,876
WR Grace & Co.*	717	71,915

		10,073,881

Commercial Services & Supplies — 0.6%
ARC Document Solutions, Inc.*	7,002	53,285
Brambles Ltd. (Australia)	39,892	325,428
Civeo Corp.	4,900	15,043
Clean Harbors, Inc.*	960	51,590
Downer EDI Ltd. (Australia)	115,082	423,588
Edenred (France)	3,566	88,112
Healthcare Services Group, Inc.	2,331	77,040
KAR Auction Services, Inc.	1,791	66,983
Metalico, Inc.*	11,664	5,949
PayPoint PLC (United Kingdom)	10,817	167,902
Ritchie Bros. Auctioneers, Inc. (Canada)	2,122	59,246
Serco Group PLC (United Kingdom)*	93,005	172,466
Tyco International PLC	34,774	1,338,104

		2,844,736

Communications Equipment — 0.5%
Brocade Communications Systems, Inc.	5,548	65,910
Cisco Systems, Inc.	30,322	832,642
JDS Uniphase Corp.*	3,987	46,169
Palo Alto Networks, Inc.*	811	141,682
QUALCOMM, Inc.	13,781	863,104
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	33,113	344,876

		2,294,383

Construction & Engineering — 0.1%
Chicago Bridge & Iron Co. NV	670	33,527
CIMIC Group Ltd. (Australia)	23,467	393,125
Comfort Systems USA, Inc.	2,629	60,336
SPIE SA (France)*	3,611	71,859

		558,847

Construction Materials — 0.5%
Fletcher Building Ltd. (New Zealand)	54,724	301,130
Holcim Ltd. (Switzerland)*	16,263	1,199,974
James Hardie Industries PLC (Ireland)	23,115	307,666

COMMON STOCKS (continued)	Shares	Value (Note 2)
Construction Materials (continued)
Martin Marietta Materials, Inc.	1,364	$193,020
Vulcan Materials Co.	2,401	201,516

		2,203,306

Consumer Finance — 0.4%
Ally Financial, Inc.*	2,660	59,664
American Express Co.	6,794	528,030
Credit Saison Co. Ltd. (Japan)	30,600	655,167
Credito Real SAB de CV (Mexico)	25,696	57,466
Discover Financial Services	11,397	656,695

		1,957,022

Containers & Packaging — 0.2%
Amcor Ltd. (Australia)	36,387	384,520
FP Corp. (Japan)	600	21,846
Huhtamaki OYJ (Finland)	1,918	59,275
Packaging Corp. of America	1,142	71,364
Rock-Tenn Co. (Class A Stock)	1,328	79,946
Vidrala SA (Spain)	1,639	80,309

		697,260

Distributors
LKQ Corp.*	2,965	89,676

Diversified Consumer Services — 0.1%
Apollo Education Group, Inc.*	1,520	19,578
Benesse Holdings, Inc. (Japan)	11,300	283,284
TAL Education Group (China), ADR*	2,900	102,370

		405,232

Diversified Financial Services — 0.4%
Bursa Malaysia Bhd (Malaysia)(g)	33,100	71,411
CBOE Holdings, Inc.	712	40,741
Intercontinental Exchange, Inc.	4,889	1,093,229
Japan Securities Finance Co. Ltd. (Japan)	20,800	121,036
McGraw Hill Financial, Inc.	3,169	318,326

		1,644,743

Diversified Telecommunication Services — 1.1%
AT&T, Inc.	8,300	294,816
Frontier Communications Corp.	30,444	150,698
Iliad SA (France)	1,749	387,733
Nippon Telegraph & Telephone Corp. (Japan)	50,400	1,825,274
TDC A/S (Denmark)	54,472	399,299
Telecom Italia SpA (Italy)	506,942	516,961
Telefonica Deutschland Holding AG (Germany)	90,210	519,679
Telefonica SA (Spain)	58,627	835,166

		4,929,626

Electric Utilities — 1.2%
American Electric Power Co., Inc.	14,281	756,465
EDP—Energias do Brasil SA (Brazil)	126,200	465,167
Endesa SA (Spain)	7,926	151,796
Entergy Corp.	3,246	228,843
Exelon Corp.	33,083	1,039,468
FirstEnergy Corp.	56,968	1,854,308
OGE Energy Corp.	2,968	84,796
SSE PLC (United Kingdom)	23,878	576,278

		5,157,121

SEE NOTES TO FINANCIAL STATEMENTS.

A401

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Electrical Equipment — 0.4%
Acuity Brands, Inc.	513	$92,330
Generac Holdings, Inc.*	1,385	55,054
Hubbell, Inc. (Class B Stock)	782	84,675
Kendrion NV (Netherlands)	2,893	84,534
LS Industrial Systems Co. Ltd. (South Korea)(g)	527	21,560
Mabuchi Motor Co. Ltd. (Japan)	2,100	132,830
Mersen (France)	4,841	118,518
Nexans SA (France)*	4,615	173,560
Prysmian SpA (Italy)	15,722	339,853
Schneider Electric SE (France)	8,507	589,018
Sensata Technologies Holding NV*	1,660	87,548
Ushio, Inc. (Japan)	6,400	83,306

		1,862,786

Electronic Equipment, Instruments & Components — 0.6%
Cognex Corp.	1,328	63,877
FEI Co.	740	61,368
Fitbit, Inc. (Class A Stock)*	432	16,515
Hexagon AB (Sweden) (Class B Stock)	15,717	569,278
Ingram Micro, Inc. (Class A Stock)*	2,246	56,217
Keysight Technologies, Inc.*	14,896	464,606
Kyocera Corp. (Japan)	7,900	410,740
LRAD Corp.*	12,900	25,671
Nippon Ceramic Co. Ltd. (Japan)	5,200	72,351
Oxford Instruments PLC (United Kingdom)	11,485	175,059
Pure Technologies Ltd. (Canada)	2,700	15,673
Sunny Optical Technology Group Co. Ltd. (China)	41,000	89,245
Superconductor Technologies, Inc.*	20,450	21,473
TE Connectivity Ltd. (Switzerland)	5,572	358,280
Trimble Navigation Ltd.*	2,432	57,055
Venture Corp. Ltd. (Singapore)	13,100	75,088
Zebra Technologies Corp. (Class A Stock)*	769	85,397

		2,617,893

Energy Equipment & Services — 0.1%
Core Laboratories NV	460	52,458
ENGlobal Corp.*	11,141	15,040
Nuverra Environmental Solutions, Inc.*	5,088	31,902
Oceaneering International, Inc.	1,259	58,657
Schlumberger Ltd.	3,451	297,442
Superior Energy Services, Inc.	1,564	32,907
US Silica Holdings, Inc.	684	20,082
Weatherford International PLC*	815	10,000

		518,488

Food & Staples Retailing — 1.3%
Ain Pharmaciez, Inc. (Japan)	1,600	74,202
Convenience Retail Asia Ltd. (Hong Kong)	132,000	76,119
Costco Wholesale Corp.	2,681	362,096
CP ALL PCL (Thailand)	152,600	208,961
CVS Health Corp.	11,133	1,167,629
Delhaize Group (Belgium)	8,930	726,343
FamilyMart Co. Ltd. (Japan)	9,100	418,465
GS Retail Co. Ltd. (South Korea)	3,142	131,453
Koninklijke Ahold NV (Netherlands)	10,159	190,712
Magnit OJSC (Russia), GDR, RegS	3,810	212,065
Rite Aid Corp.*	54,943	458,774
Sprouts Farmers Market, Inc.*	2,032	54,823

COMMON STOCKS (continued)	Shares	Value (Note 2)
Food & Staples Retailing (continued)
Sysco Corp.	12,159	$438,940
Walgreens Boots Alliance, Inc.	11,985	1,012,013
Whole Foods Market, Inc.	2,546	100,414

		5,633,009

Food Products — 1.6%
Binggrae Co. Ltd. (South Korea)(g)	1,059	80,201
Bunge Ltd.	10,337	907,589
Calbee, Inc. (Japan)	3,900	164,299
China Mengniu Dairy Co. Ltd. (China)	65,000	324,096
CJ CheilJedang Corp. (South Korea)	278	109,819
ConAgra Foods, Inc.	15,573	680,852
Danone SA (France)	7,244	469,227
Edita Food Industries SAE (Egypt), 144A*	1,982	36,271
Edita Food Industries SAE (Egypt), GDR*	1,923	35,576
Flowers Foods, Inc.	3,665	77,515
General Mills, Inc.	7,665	427,094
Grupo Lala SAB de CV (Mexico)	25,100	52,492
Ingredion, Inc.	11,097	885,652
Keurig Green Mountain, Inc.	3,088	236,633
Mayora Indah Tbk PT (Indonesia)(g)	48,800	95,110
McCormick & Co., Inc.	2,924	236,698
Mondelez International, Inc. (Class A Stock)	11,479	472,246
Nestle SA (Switzerland)	17,609	1,270,500
Tyson Foods, Inc. (Class A Stock)	5,450	232,333
Want Want China Holdings Ltd. (China)	186,000	196,385

		6,990,588

Gas Utilities — 0.3%
Atmos Energy Corp.	5,996	307,475
Enagas SA (Spain)	10,326	281,100
Gas Natural SDG SA (Spain)	19,324	438,796
National Fuel Gas Co.	1,207	71,080
Towngas China Co. Ltd. (Hong Kong)	71,000	64,863
WGL Holdings, Inc.	1,360	73,834

		1,237,148

Health Care Equipment & Supplies — 1.9%
Align Technology, Inc.*	1,000	62,710
Ambu A/S (Denmark)	6,754	176,340
Baxter International, Inc.	1,736	121,398
Becton, Dickinson and Co.	9,564	1,354,741
BioMerieux (France)	583	62,173
Cochlear Ltd. (Australia)	1,661	102,647
Cooper Cos., Inc. (The)	636	113,189
DENTSPLY International, Inc.	12,684	653,860
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	33,261	154,515
GN Store Nord A/S (Denmark)	29,546	609,718
Hologic, Inc.*	580	22,075
IDEXX Laboratories, Inc.*	1,772	113,656
Insulet Corp.*	1,341	41,551
Intuitive Surgical, Inc.*	1,366	661,827
Medtronic PLC	30,742	2,277,982
Nakanishi, Inc. (Japan)	2,300	90,871
Nikkiso Co. Ltd. (Japan)	11,400	119,514
OLYMPUS Corp. (Japan)	15,500	535,138
Osstem Implant Co. Ltd. (South Korea)*	1,022	62,263
ResMed, Inc.	1,128	63,585
Sirona Dental Systems, Inc.*	809	81,240

SEE NOTES TO FINANCIAL STATEMENTS.

A402

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Health Care Equipment & Supplies (continued)
Sonova Holding AG (Switzerland)	1,891	$255,710
Stryker Corp.	7,984	763,031
West Pharmaceutical Services, Inc.	1,260	73,181
Wright Medical Group, Inc.*	2,006	52,678

		8,625,593

Health Care Providers & Services — 3.7%
Aetna, Inc.	7,301	930,585
AmerisourceBergen Corp.	5,809	617,729
Anthem, Inc.	9,934	1,630,567
Arseus NV (Belgium)	2,644	109,402
Cardinal Health, Inc.	3,682	307,999
CIGNA Corp.	13,629	2,207,898
DaVita HealthCare Partners, Inc.*	787	62,543
Fresenius Medical Care AG & Co. KGaA (Germany)	1,311	108,533
Fresenius SE & Co. KGaA (Germany)	9,869	633,655
HCA Holdings, Inc.*	17,936	1,627,154
Henry Schein, Inc.*	153	21,744
Humana, Inc.	842	161,058
Integrated Diagnostics Holdings PLC (Egypt)*	7,178	41,991
McKesson Corp.	14,789	3,324,715
MEDNAX, Inc.*	1,206	89,377
Message Co. Ltd. (Japan)	3,600	97,066
Miraca Holdings, Inc. (Japan)	3,300	164,882
Molina Healthcare, Inc.*	211	14,833
Odontoprev SA (Brazil)	14,600	50,856
Omnicare, Inc.	1,000	94,250
Primary Health Care Ltd. (Australia)	125,730	488,002
Select Medical Holdings Corp.	3,175	51,435
UnitedHealth Group, Inc.	27,552	3,361,344
Universal Health Services, Inc. (Class B Stock)	113	16,057
WellCare Health Plans, Inc.*	1,965	166,691

		16,380,366

Health Care Technology
athenahealth, Inc.*	343	39,301

Hotels, Restaurants & Leisure — 1.9%
Ajisen China Holdings Ltd. (Hong Kong)(g)	98,000	52,413
Bloomin’ Brands, Inc.	3,187	68,042
Carnival Corp.	32,110	1,585,913
Chipotle Mexican Grill, Inc.*	771	466,447
Compass Group PLC (United Kingdom)	25,734	425,616
Denny’s Corp.*	6,315	73,317
Domino’s Pizza, Inc.	764	86,638
Hilton Worldwide Holdings, Inc.*	31,662	872,288
Las Vegas Sands Corp.	12,171	639,829
Marriott International, Inc. (Class A Stock)	3,803	282,905
McDonald’s Corp.	3,605	342,727
MGM Resorts International*	24,323	443,895
Norwegian Cruise Line Holdings Ltd.*	4,950	277,398
Paddy Power PLC (Ireland)	988	84,670
Penn National Gaming, Inc.*	3,514	64,482
Royal Caribbean Cruises Ltd.	321	25,259
Skylark Co. Ltd. (Japan)	8,300	109,337
Starbucks Corp.	22,214	1,191,004
Starwood Hotels & Resorts Worldwide, Inc.	283	22,948
William Hill PLC (United Kingdom)	101,166	640,824

COMMON STOCKS (continued)	Shares	Value (Note 2)
Hotels, Restaurants & Leisure (continued)
Wynn Resorts Ltd.	5,128	$505,980

		8,261,932

Household Durables — 0.4%
DFS Furniture PLC (United Kingdom)*	26,929	115,512
Fujitsu General Ltd. (Japan)	8,000	102,512
Harman International Industries, Inc.	1,966	233,836
Jarden Corp.*	1,856	96,048
Lennar Corp. (Class A Stock)	2,358	120,352
MDC Holdings, Inc.	1,714	51,369
Persimmon PLC (United Kingdom)*	10,751	333,558
Skyline Corp.*	6,338	18,634
Sony Corp. (Japan)*	18,600	528,182
Tempur-Pedic International, Inc.*	820	54,038
UCP, Inc. (Class A Stock)*	4,067	30,828

		1,684,869

Household Products — 0.4%
Church & Dwight Co., Inc.	1,256	101,899
Colgate-Palmolive Co.	3,360	219,778
Energizer Holdings, Inc.*	1,642	216,005
LG Household & Health Care Ltd. (South Korea)	687	476,224
Procter & Gamble Co. (The)	2,698	211,092
Svenska Cellulosa AB (Sweden) (Class B Stock)	22,423	570,176

		1,795,174

Independent Power & Renewable Electricity Producers — 0.4%
AES Corp. (The)	89,648	1,188,732
NRG Energy, Inc.	19,436	444,696

		1,633,428

Industrial Conglomerates — 2.9%
3M Co.	219	33,792
Beijing Enterprises Holdings Ltd. (China)	22,500	169,075
Carlisle Cos., Inc.	207	20,725
CK Hutchison Holdings Ltd. (Hong Kong)	73,612	1,082,242
Danaher Corp.	42,025	3,596,920
DCC PLC (Ireland)	2,194	172,294
General Electric Co.	191,661	5,092,433
Jardine Matheson Holdings Ltd. (Hong Kong)	8,300	471,025
Koninklijke Philips NV (Netherlands)	11,184	285,444
Roper Technologies, Inc.	10,726	1,849,806

		12,773,756

Insurance — 3.7%
AIA Group Ltd. (Hong Kong)	279,600	1,828,209
Allstate Corp. (The)	7,935	514,743
AON PLC	9,284	925,429
Arch Capital Group Ltd.*	1,433	95,954
Aviva PLC (United Kingdom)	188,547	1,460,360
AXA SA (France)	14,373	364,383
Chubb Corp. (The)	6,524	620,693
CNA Financial Corp.	1,706	65,186
CNO Financial Group, Inc.	4,153	76,208
Direct Line Insurance Group PLC (United Kingdom)	136,088	718,345
Everest Re Group Ltd.	513	93,371
First American Financial Corp.	2,156	80,225

SEE NOTES TO FINANCIAL STATEMENTS.

A403

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Insurance (continued)
FNF Group	4,941	$182,768
Genworth Financial, Inc. (Class A Stock)*	42,676	323,057
Korean Reinsurance Co. (South Korea)	6,519	71,865
Marsh & McLennan Cos., Inc.	31,317	1,775,674
MetLife, Inc.	36,493	2,043,243
Muenchener Rueckversicherungs- Gesellschaft AG (Germany)	887	157,260
Old Republic International Corp.	4,284	66,959
QBE Insurance Group Ltd. (Australia)	28,847	303,762
RSA Insurance Group PLC (United Kingdom)	100,980	629,687
Sony Financial Holdings, Inc. (Japan)	10,000	175,088
Standard Life PLC (United Kingdom)	21,729	151,516
Symetra Financial Corp.	2,956	71,447
Tokio Marine Holdings, Inc. (Japan)	29,300	1,218,561
Willis Group Holdings PLC	9,542	447,520
XL Group PLC (Ireland)	20,496	762,451
Zurich Insurance Group AG (Switzerland)*	3,279	998,225

		16,222,189

Internet & Catalog Retail — 2.1%
Amazon.com, Inc.*	8,123	3,526,113
Ctrip.com International Ltd. (China), ADR*	3,555	258,164
Expedia, Inc.	92	10,060
Groupon, Inc.*	713	3,586
Interpark Corp. (South Korea)	3,036	67,691
JD.com, Inc. (China), ADR*	3,473	118,429
Netflix, Inc.*	2,060	1,353,296
Priceline Group, Inc. (The)*	2,251	2,591,734
Qunar Cayman Islands Ltd. (China), ADR*	2,424	103,868
Start Today Co. Ltd. (Japan)	10,900	304,837
Takkt AG (Germany)	4,275	78,185
TripAdvisor, Inc.*	2,031	176,981
Vipshop Holdings Ltd. (China), ADR*	28,928	643,648
Yoox SpA (Italy)*	2,910	94,172

		9,330,764

Internet Software & Services — 3.3%
58.com, Inc. (China), ADR*	1,821	116,653
Addcn Technology Co. Ltd. (Taiwan)*	5,000	66,124
AfreecaTV Co. Ltd. (South Korea)	4,472	148,851
Akamai Technologies, Inc.*	4,338	302,879
Alibaba Group Holding Ltd. (China), ADR*	16,511	1,358,360
Auto Trader Group PLC (United Kingdom)*	18,525	89,141
Autohome, Inc. (China), ADR*	2,250	113,715
Baidu, Inc. (China), ADR*	10,562	2,102,683
Cornerstone OnDemand, Inc.*	74	2,575
CoStar Group, Inc.*	427	85,938
Ebiquity PLC (United Kingdom)*(g)	29,054	59,574
Facebook, Inc. (Class A Stock)*	25,166	2,158,362
Gogo, Inc.*	1,340	28,716
Google, Inc. (Class A Stock)*	1,825	985,573
Google, Inc. (Class C Stock)*	3,691	1,921,202
GrubHub, Inc.*	3,867	131,749
IAC/InterActiveCorp	916	72,969
Just Eat PLC (United Kingdom)*	4,418	28,230
Kakaku.com, Inc. (Japan)	5,100	73,790
LinkedIn Corp. (Class A Stock)*	2,327	480,828
Mail.Ru Group Ltd. (Russia), GDR, RegS*	4,436	92,491
MercadoLibre, Inc. (Argentina)	1,397	197,955

COMMON STOCKS (continued)	Shares	Value (Note 2)
Internet Software & Services (continued)
MYOB Group Ltd. (Australia)*	21,869	$57,200
NAVER Corp. (South Korea)	598	339,447
Net Element Inc.*	1,254	488
Pandora Media, Inc.*	8,369	130,054
PChome Online, Inc. (Taiwan)	13,222	218,258
Rackspace Hosting, Inc.*	1,217	45,260
RetailMeNot, Inc.*	2,314	41,259
Tencent Holdings Ltd. (China)	93,100	1,861,677
Twitter, Inc.*	12,777	462,783
VeriSign, Inc.*	1,798	110,973
Yahoo! Japan Corp. (Japan)	86,800	350,329
Yahoo!, Inc.*	6,393	251,181
Zillow Group, Inc. (Class A Stock)*	740	64,188

		14,551,455

IT Services — 2.4%
Accenture PLC (Class A Stock)	8,745	846,341
Altran Technologies SA (France)	8,193	87,997
Amadeus IT Holding SA (Spain) (Class A Stock)	13,992	558,565
AtoS (France)	5,038	376,457
Automatic Data Processing, Inc.	9,328	748,385
Cognizant Technology Solutions Corp. (Class A Stock)*	1,917	117,110
CSG Systems International, Inc.	2,152	68,132
Fidelity National Information Services, Inc.	7,402	457,444
Fiserv, Inc.*	7,570	627,023
FleetCor Technologies, Inc.*	584	91,139
Gartner, Inc.*	199	17,070
Indra Sistemas SA (Spain)	10,101	103,879
Infosys Ltd. (India), ADR	16,336	258,926
Jack Henry & Associates, Inc.	1,281	82,881
Luxoft Holding, Inc.*	1,859	105,126
MasterCard, Inc. (Class A Stock)	16,689	1,560,088
Optimal Payments PLC (Isle of Man)*	19,649	72,238
VeriFone Systems, Inc.*	1,107	37,594
Visa, Inc. (Class A Stock)	52,847	3,548,676
Western Union Co. (The)	22,589	459,234
WEX, Inc.*	530	60,404
Wirecard AG (Germany)	11,038	422,466
Xchanging PLC (United Kingdom)	51,471	97,362

		10,804,537

Leisure Products — 0.2%
Brunswick Corp.	1,135	57,726
Mattel, Inc.	25,577	657,073
Polaris Industries, Inc.	654	96,864
Rapala VMC OYJ (Finland)	4,999	29,549
Sankyo Co. Ltd. (Japan)	1,500	53,106
Thule Group AB (The) (Sweden)	7,160	87,018

		981,336

Life Sciences Tools & Services — 1.2%
Agilent Technologies, Inc.	36,003	1,388,996
Bio-Techne Corp.	783	77,102
Charles River Laboratories International, Inc.*	790	55,569
Eurofins Scientific SE (France)	695	211,597
Illumina, Inc.*	1,229	268,364
Mettler-Toledo International, Inc.*	290	99,023

SEE NOTES TO FINANCIAL STATEMENTS.

A404

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Life Sciences Tools & Services (continued)
Tecan Group AG (Switzerland)	988	$118,366
Thermo Fisher Scientific, Inc.	23,983	3,112,034

		5,331,051

Machinery — 1.5%
Aalberts Industries NV (Netherlands)	3,246	96,520
Colfax Corp.*	1,039	47,950
Douglas Dynamics, Inc.	3,125	67,125
Flowserve Corp.	10,048	529,128
Fujitec Co. Ltd. (Japan)	13,300	165,501
GEA Group AG (Germany)	9,186	409,816
Graco, Inc.	1,111	78,914
Illinois Tool Works, Inc.	5,377	493,555
Ingersoll-Rand PLC	740	49,891
Lincoln Electric Holdings, Inc.	1,145	69,719
Manitowoc Co., Inc. (The)	110	2,156
METAWATER Co. Ltd. (Japan)	6,300	160,093
Middleby Corp. (The)*	775	86,978
Nabtesco Corp. (Japan)	15,000	376,256
NORMA Group SE (Germany)	4,054	204,984
Obara Group, Inc. (Japan)	2,500	134,351
Oiles Corp. (Japan)	3,340	63,390
Oshkosh Corp.	1,014	42,973
Pall Corp.	7,371	917,321
Pentair PLC (United Kingdom)	9,621	661,444
Pfeiffer Vacuum Technology AG (Germany)	1,251	111,483
SFS Group AG (Switzerland)*	1,355	98,520
Snap-on, Inc.	452	71,981
Spirax-Sarco Engineering PLC (United Kingdom)	639	34,083
Stabilus SA (Luxembourg)*	3,516	150,025
Stanley Black & Decker, Inc.	1,741	183,223
Sulzer AG (Switzerland)	4,921	506,183
Tecumseh Products Co.*	8,477	20,938
Trinity Industries, Inc.	1,000	26,430
Vesuvius PLC (United Kingdom)	26,510	176,687
Volvo AB (Sweden) (Class B Stock)	25,931	321,999
WABCO Holdings, Inc.*	675	83,511
Wabtec Corp.	4,158	391,850

		6,834,978

Marine
Kirby Corp.*	546	41,856

Media — 2.5%
AH Belo Corp. (Class A Stock)	7,167	40,135
Aimia, Inc. (Canada)	24,680	268,733
Altice SA (Luxembourg)*	4,137	569,830
Astro Malaysia Holdings Bhd (Malaysia)	327,100	266,935
BEC World PCL (Thailand)	72,600	80,606
Charter Communications, Inc. (Class A Stock)*	205	35,106
Comcast Corp. (Class A Stock)	17,998	1,082,400
Comcast Corp. (Special Class A Stock)	4,207	252,168
CTS Eventim AG & Co KGaA (Germany)	3,503	127,724
Daiichikosho Co. Ltd. (Japan)	4,100	144,298
DISH Network Corp. (Class A Stock)*	583	39,475
Eutelsat Communications SA (France)	7,240	233,876
Huntsworth PLC (United Kingdom)	51,962	39,189
Liberty Global PLC (United Kingdom) (Class A Stock)*	10,547	570,276

COMMON STOCKS (continued)	Shares	Value (Note 2)
Media (continued)
Liberty Global PLC (United Kingdom) (Class C Stock)*	14,289	$723,452
Liberty Media Corp. (Class A Stock)*	1,316	47,429
Liberty Media Corp. (Class C Stock)*	1,622	58,230
Major Cineplex Group PCL (Thailand)	151,300	151,186
McClatchy Co. (The) (Class A Stock)*	585	632
Multiplus SA (Brazil)	23,950	288,716
Omnicom Group, Inc.	9,655	670,926
Sirius XM Holdings, Inc.*	15,864	59,173
Sky PLC (United Kingdom)	58,406	951,290
Surya Citra Media Tbk PT (Indonesia)	289,700	62,347
Tele Columbus AG (Germany)*	5,326	74,845
Time Warner, Inc.	10,500	917,805
Viacom, Inc. (Class B Stock)	8,641	558,554
Walt Disney Co. (The)	14,434	1,647,497
WPP PLC (United Kingdom)	42,230	947,896

		10,910,729

Metals & Mining — 0.5%
Acerinox SA (Spain)	22,603	312,874
Acerinox SA (Spain)	704	9,740
BHP Billiton Ltd. (Australia)	10,014	204,274
Dominion Diamond Corp. (Canada)	5,563	77,944
MMC Norilsk Nickel OJSC (Russia), ADR	29,917	504,700
Petra Diamonds Ltd. (South Africa)*	16,371	38,324
Reliance Steel & Aluminum Co.	905	54,734
Rio Tinto PLC (United Kingdom)	11,417	469,612
Royal Gold, Inc.	684	42,128
Sims Metal Management Ltd. (Australia)	43,388	348,821
South32 Ltd. (Australia)*	9,164	12,656
UACJ Corp. (Japan)	50,000	127,056
United States Steel Corp.	1,330	27,425

		2,230,288

Multiline Retail — 0.4%
Burlington Stores, Inc.*	1,502	76,902
Dollar General Corp.	3,374	262,295
Harvey Norman Holdings Ltd. (Australia)	19,489	67,674
J.C. Penney Co., Inc.*	17,489	148,132
Kohl’s Corp.	6,278	393,066
Lojas Renner SA (Brazil)	9,600	350,764
Marks & Spencer Group PLC (United Kingdom)	78,735	664,199

		1,963,032

Multi-Utilities — 0.3%
Black Hills Corp.	1,625	70,931
CenterPoint Energy, Inc.	9,211	175,285
PG&E Corp.	18,582	912,376
Sempra Energy	3,527	348,961

		1,507,553

Oil, Gas & Consumable Fuels — 2.7%
Alon USA Energy, Inc.	1,804	34,096
Apache Corp.	11,510	663,321
BG Group PLC (United Kingdom)	25,196	419,632
Canadian Natural Resources Ltd. (Canada), (NYSE)	39,299	1,067,361
Canadian Natural Resources Ltd. (Canada), (TSX)	18,600	504,836
Cheniere Energy, Inc.*	330	22,856

SEE NOTES TO FINANCIAL STATEMENTS.

A405

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Oil, Gas & Consumable Fuels (continued)
Cimarex Energy Co.	5,246	$578,686
Concho Resources, Inc.*	6,403	729,046
Continental Resources, Inc.*	686	29,080
Diamondback Energy, Inc.*	617	46,509
Energen Corp.	1,036	70,759
Eni SpA (Italy)	16,688	296,406
EQT Corp.	10,093	820,965
Exxon Mobil Corp.	7,438	618,842
Gulfport Energy Corp.*	996	40,089
Hollyfrontier Corp.	554	23,650
INPEX Corp. (Japan)	65,300	741,217
Kosmos Energy LLC*	2,966	25,003
Oasis Petroleum, Inc.*	1,266	20,066
Occidental Petroleum Corp.	13,102	1,018,943
Ophir Energy PLC (United Kingdom)*	23,136	41,200
Origin Energy Ltd. (Australia)	57,321	529,033
Pioneer Natural Resources Co.	9,574	1,327,818
Range Resources Corp.	2,921	144,239
Renewable Energy Group, Inc.*	3,871	44,749
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	15,547	442,628
Royal Dutch Shell PLC (Netherlands) (Class B Stock), ADR	18,514	1,061,778
Seven Generations Energy Ltd. (Canada) (Class A Stock)*	3,230	42,205
SM Energy Co.	641	29,563
Sooner Holdings, Inc.*(g)	2,999	—
Spectra Energy Corp.	16,364	533,466
Uranium Resources, Inc.*	19,963	18,781
W&T Offshore, Inc.	3,638	19,936
Whiting Petroleum Corp.*	1,334	44,822

		12,051,581

Paper & Forest Products — 0.2%
International Paper Co.	6,398	304,481
TFS Corp. Ltd. (Australia)	45,167	55,680
West Fraser Timber Co. Ltd. (Canada)	9,000	494,532

		854,693

Personal Products — 0.1%
Estee Lauder Cos., Inc. (The) (Class A Stock)	2,379	206,164
Nu Skin Enterprises, Inc. (Class A Stock)	547	25,780
Pola Orbis Holdings, Inc. (Japan)	3,800	215,130

		447,074

Pharmaceuticals — 5.1%
AbbVie, Inc.	20,416	1,371,751
Allergan PLC*	8,549	2,594,280
Aspen Pharmacare Holdings Ltd. (South Africa)	12,202	360,843
Astellas Pharma, Inc. (Japan)	31,100	443,046
Baxalta, Inc.*	5,497	175,574
Bayer AG (Germany)	2,997	419,701
Bristol-Myers Squibb Co.	3,318	220,780
CSPC Pharmaceutical Group Ltd. (China)	104,000	102,689
Daiichi Sankyo Co. Ltd. (Japan)	28,300	523,000
Eli Lilly & Co.	2,877	240,201
GlaxoSmithKline PLC (United Kingdom), ADR	16,078	669,649

COMMON STOCKS (continued)	Shares	Value (Note 2)
Pharmaceuticals (continued)
Johnson & Johnson	5,786	$563,904
Laboratorios Farmaceuticos Rovi SA (Spain)	6,906	107,504
Mallinckrodt PLC*	243	28,606
Merck & Co., Inc.	28,469	1,620,740
Mylan NV*	12,264	832,235
Novartis AG (Switzerland)	24,166	2,376,979
Otsuka Holdings Co. Ltd. (Japan)	9,900	315,446
Pacira Pharmaceuticals, Inc.*	1,452	102,685
Perrigo Co. PLC	1,816	335,651
Pfizer, Inc.	128,756	4,317,189
Roche Holding AG (Switzerland)	2,707	759,020
Shire PLC (Ireland)	5,466	439,188
Shire PLC (Ireland), ADR	1,900	458,831
Sino Biopharmaceutical Ltd. (Hong Kong)	92,000	106,662
Supernus Pharmaceuticals, Inc.*	3,050	51,789
Takeda Pharmaceutical Co. Ltd. (Japan)	5,800	279,958
Teva Pharmaceutical Industries Ltd. (Israel), ADR	14,400	851,040
Theravance Biopharma, Inc. (Cayman Islands)*	1,290	16,796
Theravance, Inc.	1,234	22,298
Tong Ren Tang Technologies Co. Ltd. (China) (Class H Stock)	44,000	74,473
Valeant Pharmaceuticals International, Inc., (NYSE)*	4,362	969,018
Valeant Pharmaceuticals International, Inc., (TSX)*	2,394	531,069
Zoetis, Inc.	9,078	437,741

		22,720,336

Professional Services — 0.9%
Capita PLC (United Kingdom)	50,593	983,047
CBIZ, Inc.*	6,851	66,044
DKSH Holding AG (Switzerland)*	1,699	122,802
DLH Holdings Corp.*	8,030	20,958
Equifax, Inc.	7,595	737,399
Exova Group PLC (United Kingdom)	42,366	115,660
Experian PLC (Ireland)	51,836	942,808
Hays PLC (United Kingdom)	55,628	142,663
IHS, Inc. (Class A Stock)*	1,346	173,136
ManpowerGroup, Inc.	791	70,700
SAI Global Ltd. (Australia)	16,949	54,398
SGS SA (Switzerland)	107	195,125
Temp Holdings Co. Ltd. (Japan)	5,100	184,051
Towers Watson & Co. (Class A Stock)	700	88,060
Veda Group Ltd. (Australia)	40,099	68,559
Verisk Analytics, Inc.*	1,971	143,410
YouGov PLC (United Kingdom)(g)	48,908	80,301

		4,189,121

Real Estate Investment Trusts (REITs) — 4.8%
Acadia Realty Trust	10,791	314,126
Alexandria Real Estate Equities, Inc.	1,994	174,395
American Campus Communities, Inc.	4,444	167,494
American Capital Agency Corp.	2,030	37,291
American Capital Mortgage Investment Corp.	2,084	33,323
American Realty Capital Properties, Inc.	1,579	12,837
American Residential Properties, Inc.	3,558	65,823

SEE NOTES TO FINANCIAL STATEMENTS.

A406

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Investment Trusts (REITs) (continued)
American Tower Corp.	14,019	$1,307,832
Annaly Capital Management, Inc.	5,531	50,830
Apollo Commercial Real Estate Finance, Inc.	3,535	58,080
Ashford Hospitality Trust, Inc.	440	3,722
AvalonBay Communities, Inc.	5,697	910,779
Axiare Patrimonio SOCIMI SA (Spain)	16,017	214,993
Boston Properties, Inc.	4,442	537,660
Camden Property Trust	6,144	456,376
CBL & Associates Properties, Inc.	1,846	29,905
Cherry Hill Mortgage Investment Corp.	3,900	63,258
Concentradora Fibra Danhos SA de CV (Mexico)	20,100	47,086
Crown Castle International Corp.	11,583	930,115
CYS Investments, Inc.	5,659	43,744
DCT Industrial Trust, Inc.	10,056	316,161
Digital Realty Trust, Inc.	7,477	498,566
Douglas Emmett, Inc.	16,398	441,762
EastGroup Properties, Inc.	3,034	170,602
Education Realty Trust, Inc.	2,051	64,319
Ellington Residential Mortgage REIT	4,522	64,574
Equity Residential	10,076	707,033
Essex Property Trust, Inc.	3,607	766,487
Excel Trust, Inc.	4,356	68,694
Federal Realty Investment Trust	5,629	721,019
First Potomac Realty Trust	6,397	65,889
Gecina SA (France)	4,010	494,220
General Growth Properties, Inc.	47,645	1,222,571
Healthcare Realty Trust, Inc.	11,286	262,512
Highwoods Properties, Inc.	7,457	297,907
Host Hotels & Resorts, Inc.	13,972	277,065
Independence Realty Trust, Inc.	551	4,149
Investors Real Estate Trust	9,707	69,308
Iron Mountain, Inc.	10,456	324,136
Kilroy Realty Corp.	6,006	403,303
Kimco Realty Corp.	17,274	389,356
Land Securities Group PLC (United Kingdom)	18,755	354,638
Macerich Co. (The)	7,754	578,448
NorthStar Realty Finance Corp.	3,557	56,556
Pebblebrook Hotel Trust	6,250	268,000
Plum Creek Timber Co., Inc.	4,353	176,601
Post Properties, Inc.	944	51,325
Power REIT*	392	2,250
ProLogis, Inc.	17,245	639,789
PS Business Parks, Inc.	3,188	230,014
Public Storage	3,922	723,099
Ramco-Gershenson Properties Trust	4,207	68,658
Rayonier, Inc.	2,280	58,254
Redwood Trust, Inc.	3,115	48,905
Regency Centers Corp.	8,648	510,059
RLJ Lodging Trust	8,614	256,525
Select Income REIT	1,897	39,154
Simon Property Group, Inc.	8,504	1,471,362
SL Green Realty Corp.	5,270	579,120
STAG Industrial, Inc.	3,238	64,760
Sunstone Hotel Investors, Inc.	7,900	118,579
Taubman Centers, Inc.	3,126	217,257
Terreno Realty Corp.	7,664	150,981
Urban Edge Properties	11,184	232,515

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Investment Trusts (REITs) (continued)
Vornado Realty Trust	5,518	$523,824
Weingarten Realty Investors	10,276	335,922
Weyerhaeuser Co.	17,880	563,220
ZAIS Financial Corp.	3,608	58,341

		21,467,458

Real Estate Management & Development — 0.7%
Alexander & Baldwin, Inc.	2,720	107,168
BR Malls Participacoes SA (Brazil)	67,200	317,725
Brasil Brokers Participacoes SA (Brazil)	52,100	36,028
Central Pattana PCL (Thailand)	36,900	51,894
Cheung Kong Property Holdings Ltd. (Hong Kong)*	73,612	610,620
China Overseas Land & Investment Ltd. (China)	160,000	563,219
Iguatemi Empresa de Shopping Centers SA (Brazil)	5,700	45,632
Jones Lang LaSalle, Inc.	536	91,656
Kerry Properties Ltd. (Hong Kong)	51,000	199,910
PSP Swiss Property AG (Switzerland)*	2,237	191,590
Realogy Holdings Corp.*	1,914	89,422
Soho China Ltd. (China)	185,000	120,386
Sun Hung Kai Properties Ltd. (Hong Kong)	33,250	538,077
Tokyo Tatemono Co. Ltd. (Japan)	5,500	76,338

		3,039,665

Retail
Seria Co. Ltd. (Japan)	100	3,767

Road & Rail — 0.3%
Canadian Pacific Railway Ltd. (Canada)	1,864	298,669
ComfortDelGro Corp. Ltd. (Singapore)	147,300	342,082
Hertz Global Holdings, Inc.*	2,719	49,268
J.B. Hunt Transport Services, Inc.	1,401	115,008
Kansas City Southern	2,709	247,061
Norfolk Southern Corp.	1,829	159,781
Old Dominion Freight Line, Inc.*	266	18,249
Union Pacific Corp.	515	49,116
Werner Enterprises, Inc.	2,634	69,143

		1,348,377

Semiconductors & Semiconductor Equipment — 1.4%
Advanced Micro Devices, Inc.*	14,809	35,542
Aixtron SE (Germany)*	14,115	95,377
Amkor Technology, Inc.*	633	3,785
ARM Holdings PLC (United Kingdom)	28,898	472,881
ASML Holding NV (Netherlands)	5,219	542,868
Atmel Corp.	7,330	72,237
Cree, Inc.*	1,534	39,930
Cypress Semiconductor Corp.*	4,429	52,085
Eo Technics Co. Ltd. (South Korea)	1,047	88,025
IQE PLC (United Kingdom)*	344,027	121,624
Microchip Technology, Inc.	4,705	223,135
Micron Technology, Inc.*	49,458	931,789
NXP Semiconductor NV (Netherlands)*	4,465	438,463
OmniVision Technologies, Inc.*	2,480	64,964
SK Hynix, Inc. (South Korea)	8,036	304,577
STR Holdings, Inc.	5,407	6,434
Taiwan Semiconductor Manufacturing Co.
Ltd. (Taiwan)	206,000	937,016
Texas Instruments, Inc.	32,822	1,690,661

SEE NOTES TO FINANCIAL STATEMENTS.

A407

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Semiconductors & Semiconductor Equipment (continued)
Xilinx, Inc.	6,232	$275,205

		6,396,598

Software — 1.8%
Activision Blizzard, Inc.	3,419	82,774
ANSYS, Inc.*	1,028	93,795
Aspen Technology, Inc.*	268	12,207
Autodesk, Inc.*	2,115	105,909
CA, Inc.	31,415	920,145
CDK Global, Inc.	1,400	75,572
Computer Modelling Group Ltd. (Canada)	3,792	38,436
Descartes Systems Group, Inc. (The) (Canada)*	3,800	61,001
Electronic Arts, Inc.*	2,874	191,121
Finjan Holdings, Inc.*	14,150	19,527
Guidewire Software, Inc.*	1,101	58,276
Informatica Corp.*	1,343	65,095
Intuit, Inc.	181	18,239
Manhattan Associates, Inc.*	1,393	83,092
Microsoft Corp.	78,593	3,469,881
NetSuite, Inc.*	860	78,905
Nuance Communications, Inc.*	3,285	57,520
Open Text Corp. (Canada)	1,850	75,140
Playtech PLC (United Kingdom)	16,502	212,198
PTC, Inc.*	1,633	66,986
Red Hat, Inc.*	4,275	324,601
salesforce.com, Inc.*	13,801	960,964
ServiceNow, Inc.*	5,572	414,055
Splunk, Inc.*	1,769	123,158
Synopsys, Inc.*	1,851	93,753
Totvs SA (Brazil)	3,058	38,349
WANdisco PLC (United Kingdom)*	9,619	34,006
Workday, Inc. (Class A Stock)*	3,282	250,712
Zynga, Inc. (Class A Stock)*	8,116	23,212

		8,048,629

Specialty Retail — 2.0%
Aeropostale, Inc.*	7,890	12,782
AutoZone, Inc.*	302	201,404
Byggmax Group AB (Sweden)	8,674	58,806
CarMax, Inc.*	5,777	382,495
Dick’s Sporting Goods, Inc.	1,278	66,162
Dufry AG (Switzerland)*	3,532	492,157
Foot Locker, Inc.	1,208	80,948
Francesca’s Holdings Corp.*	1,119	15,073
GNC Holdings, Inc. (Class A Stock)	1,394	62,005
Hikari Tsushin, Inc. (Japan)	4,000	269,592
Home Depot, Inc. (The)	12,852	1,428,243
Jin Co. Ltd. (Japan)	1,200	51,725
L Brands, Inc.	7,627	653,863
Lowe’s Cos., Inc.	27,979	1,873,754
Office Depot, Inc.*	4,342	37,602
O’Reilly Automotive, Inc.*	2,575	581,899
Pets At Home Group PLC (United Kingdom)	23,092	108,378
Restoration Hardware Holdings, Inc.*	462	45,105
Ross Stores, Inc.	21,959	1,067,427
Tiffany & Co.	1,063	97,583
Tractor Supply Co.	7,483	673,021
Ulta Salon Cosmetics & Fragrance, Inc.*	628	96,995
VT Holdings Co. Ltd. (Japan)	23,000	137,002

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Specialty Retail (continued)
World Duty Free SpA (Italy)*	7,713	$86,488
XXL ASA (Norway)	12,058	132,834
Yellow Hat Ltd. (Japan)	3,800	73,914

		8,787,257

Technology Hardware, Storage & Peripherals — 0.8%
3D Systems Corp.*	126	2,460
Apple, Inc.	19,969	2,504,612
Catcher Technology Co. Ltd. (Taiwan)	11,000	137,522
NCR Corp.*	1,634	49,183
SanDisk Corp.	1,542	89,775
Seagate Technology PLC	6,379	303,003
Toshiba TEC Corp. (Japan)	23,000	124,440
Western Digital Corp.	4,699	368,496
Xaar PLC (United Kingdom)	4,399	32,140

		3,611,631

Textiles, Apparel & Luxury Goods — 1.0%
Burberry Group PLC (United Kingdom)	11,603	286,249
Cie Financiere Richemont SA (Switzerland)	7,187	584,144
Hanesbrands, Inc.	11,983	399,274
Kate Spade & Co.*	7,031	151,448
Kering (France)	1,550	277,121
Luthai Textile Co. Ltd. (China) (Class B Stock)	85,000	135,753
Moncler SpA (Italy)	22,651	419,723
NIKE, Inc. (Class B Stock)	10,044	1,084,953
Pacific Textile Holdings Ltd. (Hong Kong)	124,000	198,040
PVH Corp.	525	60,480
Samsonite International SA	117,900	407,624
Ted Baker PLC (United Kingdom)	3,798	173,985
Tumi Holdings, Inc.*	2,601	53,373
VF Corp.	308	21,480

		4,253,647

Thrifts & Mortgage Finance — 0.1%
New York Community Bancorp, Inc.	5,096	93,664
Ocwen Financial Corp.*	1,618	16,504
Radian Group, Inc.	3,260	61,158
Severn Bancorp, Inc.*	726	3,492
Waterstone Financial, Inc.	5,060	66,792

		241,610

Tobacco — 0.8%
Japan Tobacco, Inc. (Japan)	36,400	1,293,994
KT&G Corp. (South Korea)	5,551	472,267
Philip Morris International, Inc.	22,145	1,775,365

		3,541,626

Trading Companies & Distributors — 0.8%
AeroCentury Corp.*	2,270	18,966
Brenntag AG (Germany)	8,547	490,440
Essex Rental Corp.*	8,654	7,050
Fastenal Co.	2,036	85,878
Huttig Building Products, Inc.*	10,200	32,028
IMCD Group NV (Netherlands)	2,828	102,466
Indutrade AB (Sweden)	1,294	59,529
Mitsubishi Corp. (Japan)	11,700	257,213
Mitsui & Co. Ltd. (Japan)	12,900	175,261
Rexel SA (France)	20,920	337,579
Sumitomo Corp. (Japan)	129,600	1,508,469

SEE NOTES TO FINANCIAL STATEMENTS.

A408

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Trading Companies & Distributors (continued)
W.W. Grainger, Inc.	1,263	$298,889

		3,373,768

Transportation Infrastructure — 0.1%
DP World Ltd. (United Arab Emirates)	22,071	472,319

Water Utilities
American States Water Co.	1,855	69,358
California Water Service Group	2,950	67,407

		136,765

Wireless Telecommunication Services — 0.8%
Sarana Menara Nusantara Tbk PT (Indonesia)*(g)	946,800	284,058
SBA Communications Corp. (Class A Stock)*	904	103,933
SoftBank Corp. (Japan)	24,200	1,425,452
Tim Participacoes SA (Brazil), ADR	19,545	319,756
T-Mobile US, Inc.*	17,737	687,663
Vodafone Group PLC (United Kingdom), ADR	17,046	621,327

		3,442,189

TOTAL COMMON STOCKS (cost $359,152,732)		373,199,139

PREFERRED STOCKS — 0.3%
Automobiles — 0.2%
Volkswagen AG (Germany) (PRFC),	3,250	754,257

Banks — 0.1%
Itau Unibanco Holding SA (Brazil) (PRFC),	28,020	308,670

Health Care Equipment & Supplies
Sartorius AG (Germany) (PRFC),	795	147,792

TOTAL PREFERRED STOCKS (cost $1,194,547)		1,210,719

	Units
RIGHTS*
Commercial Services & Supplies
Dufry AG, expiring 07/30/15 (cost $0)	2,456	—

	Shares
UNAFFILIATED MUTUAL FUND
CPN Retail Growth Leasehold Property Fund(g) (cost $67,292)	132,700	65,612

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 0.5%
Non-Residential Mortgage-Backed Securities
American Express Credit Account Master Trust,
Series 2014-3, Class A
1.490%	04/15/20	100	100,519
AmeriCredit Automobile Receivables Trust,
Series 2014-2, Class B
1.600%	07/08/19	15	15,001

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Non-Residential Mortgage-Backed Securities (continued)
Ascentium Equipment Receivables LLC,
Series 2015-1A, Class A3, 144A
1.610%	10/13/20	38	$38,111
Barclays Dryrock Issuance Trust,
Series 2015-1, Class A
2.200%	12/15/22	100	100,387
Capital Auto Receivables Asset Trust,
Series 2014-2, Class A4
1.620%	10/22/18	15	15,115
CNH Equipment Trust,
Series 2014-A, Class A3
0.840%	05/15/19	15	14,994
Series 2014-B, Class A4
1.610%	05/17/21	30	30,115
DB Master Finance LLC,
Series 2015-1A, Class A2II, 144A
3.980%	02/20/45	190	188,761
Diamond Resorts Owner Trust,
Series 2014-1, Class A, 144A
2.540%	05/20/27	90	89,792
Discover Card Execution Note Trust,
Series 2014-A5, Class A
1.390%	04/15/20	220	220,535
Enterprise Fleet Financing LLC,
Series 2015-1, Class A3, 144A
1.740%	09/20/20	200	200,117
Exeter Automobile Receivables Trust,
Series 2014-2A, Class A, 144A
1.060%	08/15/18	4	4,405
Ford Credit Auto Lease Trust,
Series 2014-A, Class A4
0.900%	06/15/17	15	14,999
Series 2014-B, Class A4
1.100%	11/15/17	20	20,021
Ford Credit Floorplan Master Owner Trust A,
Series 2014-1, Class A1
1.200%	02/15/19	15	15,001
Series 2014-4, Class A1
1.400%	08/15/19	100	100,198
GE Equipment Transportation LLC,
Series 2014-1, Class A4
1.480%	08/23/22	15	15,045
John Deere Owner Trust,
Series 2014-A, Class A3
0.920%	04/16/18	20	20,015
Series 2014-B, Class A3
1.070%	11/15/18	100	100,066
Kubota Credit Owner Trust,
Series 2015-1A, Class A3, 144A
1.540%	03/15/19	225	225,247
MVW Owner Trust,
Series 2014-1A, Class A, 144A
2.250%	10/20/24	84	84,088
Sierra Receivables Funding Co. LLC,
Series 2014-2A, Class A, 144A
2.050%	06/20/31	60	60,297
Sierra Timeshare Receivables Funding LLC,
Series 2014-3A, Class A, 144A
2.300%	10/20/31	72	71,869

SEE NOTES TO FINANCIAL STATEMENTS.

A409

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Non-Residential Mortgage-Backed Securities (continued)
SMART Trust (Australia),
Series 2014-1US, Class A3A
0.950%	02/14/18	15	$14,978
SMB Private Education Loan Trust,
Series 2015-A, Class A2A, 144A
2.490%	06/15/27	100	98,599
Synchrony Credit Card Master Note Trust,
Series 2014-1, Class A
1.610%	11/15/20	145	145,492
Series 2015-2, Class A
1.600%	04/15/21	200	199,878
Volkswagen Auto Loan Enhanced Trust,
Series 2014-1, Class A4
1.450%	09/21/20	40	40,023
Wendys Funding LLC,
Series 2015-1A, Class A2II, 144A
4.080%	06/15/45	150	149,015

TOTAL ASSET-BACKED SECURITIES (cost $2,392,141)			2,392,683

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.7%
Bear Stearns Commercial Mortgage Securities Trust,
Series 2006-T24, Class A4
5.537%	10/12/41	45	46,977
Citigroup Commercial Mortgage Trust,
Series 2014-GC19, Class A1
1.199%	03/10/47	12	12,069
Series 2014-GC21, Class AS
4.026%	05/10/47	50	51,717
Series 2014-GC23, Class A1
1.392%	07/10/47	27	26,534
Series 2014-GC25, Class A1
1.485%	10/10/47	14	13,746
Series 2015-GC27, Class A5
3.137%	02/10/48	235	230,799
Commercial Mortgage Trust,
Series 2007-GG9, Class AM
5.475%	03/10/39	40	41,772
Series 2014-CR15, Class A1
1.218%	02/10/47	12	11,770
Series 2014-CR20, Class A1
1.324%	11/10/47	36	35,818
Series 2014-LC15, Class B
4.599%(c)	04/10/47	20	21,152
Series 2014-UBS2, Class A1
1.298%	03/10/47	12	12,417
Series 2014-UBS4, Class A1
1.309%	08/10/47	13	12,772
Series 2014-UBS4, Class C
4.627%(c)	08/10/47	240	233,956
Series 2014-UBS5, Class A1
1.373%	09/10/47	84	83,841
Series 2015-LC21, Class A4
3.708%	07/10/48	260	266,560
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through,
Series K025, Class A1
1.583%	04/25/22	67	66,740

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
1.875%	04/25/22		18	$18,399
Series K716, Class A1
2.413%	01/25/21	(g)	66	67,923
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2015-DNA1, Class M1
1.085%(c)	10/25/27		246	245,716
Series 2015-HQ2, Class M1
1.285%(c)	05/25/25		248	247,603
FREMF Mortgage Trust,
Series 2014-K41, Class B
3.830%(c)	10/25/24		115	113,736
Series 2015-K43, Class B
3.863%(c)	02/25/48		125	125,026
Series 2015-K45, Class B
3.714%(c)	02/25/25		45	42,335
Series 2015-K718, Class B
3.669%(c)	02/25/22		120	118,791
GS Mortgage Securities Trust,
Series 2014-GC26, Class A5
3.629%	11/10/47		245	251,037
Series 2006-GG6, Class A4
5.553%(c)	04/10/38		50	50,284
Series 2014-GS20, Class B
4.529%(c)	04/10/47		20	20,840
Series 2014-GC22, Class A1
1.290%	06/10/47		13	12,787
Series 2014-GC24, Class A1
1.509%	09/10/47		102	101,446
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C19, Class AS
4.243%(c)	04/15/47		30	31,684
Series 2014-C22, Class A1
1.451%	09/15/47		22	22,018
Series 2014-C23, Class A1
1.650%	09/15/47		46	45,660
Series 2014-C24, Class A1
1.539%	11/15/47		14	13,777
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2006-LDP9, Class A3
5.336%	05/15/47		14	15,012
Series 2007-CB19, Class A4
5.885%(c)	02/12/49		15	15,875
Series 2014-C20, Class A1
1.268%	07/15/47		16	16,347
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C16, Class A1
1.294%	06/15/47		9	8,565
Series 2014-C17, Class B
4.464%(c)	08/15/47		60	62,527
Series 2014-C18, Class A1
1.686%	10/15/47		92	92,416
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C34, Class A3
5.678%	05/15/46		15	15,964
WF-RBS Commercial Mortgage Trust,
Series 2014-C19, Class A1
1.233%	03/15/47		51	51,423

SEE NOTES TO FINANCIAL STATEMENTS.

A410

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2014-C20, Class AS
4.176%	05/15/47	40	$42,476
Series 2014-C21, Class A1
1.413%	08/15/47	40	39,677
Series 2014-C22, Class A1
1.475%	09/15/57	40	39,991

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $3,140,372)			3,097,975

CONVERTIBLE BOND
Real Estate
Forest City Enterprises, Inc.,
Sr. Unsec’d. Notes
4.250%	08/15/18	131	153,679

(cost $149,223)
CORPORATE OBLIGATIONS — 4.1%
Airlines — 0.1%
American Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.700%	04/01/28	92	92,216
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28	140	138,250
Delta Air Lines 2009-1 Class A Pass-Through Trust,
Pass-Through Certificates
7.750%	06/17/21	26	29,569
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.750%	12/15/16	60	63,850
United Airlines 2014-1 Class B Pass-Through Trust,
Pass-Through Certificates
4.750%	10/11/23	25	25,437
United Airlines 2014-2 Class A Pass-Through Trust,
Pass-Through Certificates
3.750%	03/03/28	10	9,900

			359,222

Auto Components
Delphi Corp.,
Gtd. Notes
4.150%	03/15/24	25	25,843

Automobiles
General Motors Co.,
Sr. Unsec’d. Notes
3.500%	10/02/18	60	61,951
Nissan Motor Acceptance Corp. (Japan),
Sr. Unsec’d. Notes, 144A
1.950%	09/12/17	100	100,673

			162,624

Banks — 0.8%
Abbey National Treasury Services PLC (United Kingdom),
Gtd. Notes
1.375%	03/13/17	90	90,187
2.350%	09/10/19	50	49,992

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Banks (continued)
Bank of America Corp.,
Sr. Unsec’d. Notes
2.650%	04/01/19	115	$116,362
3.875%	03/22/17	90	93,571
4.100%	07/24/23	35	36,012
Sr. Unsec’d. Notes, MTN
4.125%	01/22/24	25	25,622
Sub. Notes
3.950%	04/21/25	300	288,957
Sub. Notes, MTN
4.200%	08/26/24	10	9,976
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN
1.300%	07/14/17	50	50,010
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes
1.300%	07/21/17	100	100,021
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25	200	189,160
BNP Paribas SA (France),
Gtd. Notes, MTN
1.375%	03/17/17	15	14,982
BPCE SA (France),
Sub. Notes, 144A
5.150%	07/21/24	200	203,192
Citigroup, Inc.,
Sr. Unsec’d. Notes
1.800%	02/05/18	95	94,771
1.850%	11/24/17	100	100,244
3.375%	03/01/23	55	54,938
5.875%	01/30/42	25	29,247
Commonwealth Bank of Australia (Australia),
Sr. Unsec’d. Notes, 144A
5.000%	10/15/19	100	111,404
Credit Suisse/New York NY (Switzerland),
Sr. Unsec’d. Notes, MTN
1.375%	05/26/17	250	249,815
Fifth Third Bancorp,
Sub. Notes
4.300%	01/16/24	30	30,788
HSBC Holdings PLC (United Kingdom),
Sub. Notes
6.500%	05/02/36	100	118,923
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
1.625%	05/15/18	175	173,637
2.750%	06/23/20	125	125,133
Sub. Notes
3.375%	05/01/23	75	72,826
Lloyds Bank PLC (United Kingdom),
Gtd. Notes
2.300%	11/27/18	200	202,114
Gtd. Notes, 144A
6.500%	09/14/20	100	115,261
Macquarie Bank Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
1.650%	03/24/17	15	15,051

SEE NOTES TO FINANCIAL STATEMENTS.

A411

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Banks (continued)
PNC Funding Corp.,
Gtd. Notes
3.300%	03/08/22	35	$35,596
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, MTN
2.150%	03/15/19	45	45,299
Santander Bank NA,
Sr. Unsec’d. Notes
2.000%	01/12/18	250	249,963
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
1.500%	09/08/17	200	199,550
SunTrust Banks, Inc.,
Sr. Unsec’d. Notes
2.350%	11/01/18	50	50,317
U.S. Bancorp,
Sr. Unsec’d. Notes, MTN
3.000%	03/15/22	50	50,416
Wachovia Corp.,
Sub. Notes
5.500%	08/01/35	75	82,086
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
3.300%	09/09/24	75	73,849
3.500%	03/08/22	70	71,905

			3,621,177

Beverages
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
2.875%	02/15/16	25	25,341

Biotechnology — 0.1%
Celgene Corp.,
Sr. Unsec’d. Notes
2.300%	08/15/18	10	10,151
4.625%	05/15/44	185	176,532

			186,683

Capital Markets — 0.3%
Ameriprise Financial, Inc.,
Sr. Unsec’d. Notes
5.300%	03/15/20	15	16,954
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN
2.300%	09/11/19	100	99,933
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.900%	07/19/18	200	204,706
Sub. Notes
6.750%	10/01/37	180	211,131
Morgan Stanley,
Sr. Unsec’d. Notes
2.125%	04/25/18	75	75,507
4.300%	01/27/45	45	42,048
Sr. Unsec’d. Notes, MTN
2.375%	07/23/19	120	119,212
Sub. Notes
3.950%	04/23/27	110	103,718
5.000%	11/24/25	155	162,263

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Capital Markets (continued)
Northern Trust Corp.,
Sr. Unsec’d. Notes
2.375%	08/02/22	25	$24,148
Sky PLC (United Kingdom),
Gtd. Notes, 144A
2.625%	09/16/19	200	198,646

			1,258,266

Chemicals — 0.1%
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.250%	11/15/20	130	138,670
Ecolab, Inc.,
Sr. Unsec’d. Notes
1.550%	01/12/18	100	99,569

			238,239

Commercial Services
George Washington University (The),
Unsec’d. Notes
4.300%	09/15/44	75	70,643

Commercial Services & Supplies
Republic Services, Inc.,
Gtd. Notes
5.500%	09/15/19	25	27,924
Xerox Corp.,
Sr. Unsec’d. Notes
2.950%	03/15/17	25	25,606

			53,530

Construction Materials
Holcim US Finance Sarl & Cie SCS (Switzerland),
Gtd. Notes, 144A
6.000%	12/30/19	20	22,589

Consumer Finance — 0.3%
American Express Co.,
Sr. Unsec’d. Notes
1.550%	05/22/18	35	34,735
American Express Credit Corp.,
Sr. Unsec’d. Notes
2.125%	07/27/18	50	50,577
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
1.700%	05/09/16	200	200,261
2.145%	01/09/18	200	200,823
2.240%	06/15/18	200	200,135
General Motors Financial Co., Inc.,
Gtd. Notes
3.150%	01/15/20	90	90,422
HPHT Finance 15 Ltd. (Singapore),
Gtd. Notes, 144A
2.250%	03/17/18	200	199,502
John Deere Capital Corp.,
Sr. Unsec’d. Notes
1.700%	01/15/20	25	24,478
Lender Processing Services, Inc./Black Knight Lending Solutions, Inc.,
Gtd. Notes
5.750%	04/15/23	30	31,575

SEE NOTES TO FINANCIAL STATEMENTS.

A412

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Consumer Finance (continued)
PACCAR Financial Corp.,
Sr. Unsec’d. Notes, MTN
1.600%	03/15/17	15	$15,146
Toyota Motor Credit Corp. (Japan),
Sr. Unsec’d. Notes, MTN
1.450%	01/12/18	150	150,144

			1,197,798

Containers & Packaging
Packaging Corp. of America,
Sr. Unsec’d. Notes
3.650%	09/15/24	30	29,398

Diversified Consumer Services
President and Fellows of Harvard College,
Unsec’d. Notes
3.619%	10/01/37	35	33,377

Diversified Financial Services — 0.1%
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25	75	71,612
General Electric Capital Corp.,
Gtd. Notes
1.625%	04/02/18	210	210,611
Gtd. Notes, MTN
3.150%	09/07/22	42	42,169
Jefferies Group, Inc.,
Sr. Unsec’d. Notes
5.125%	04/13/18	45	47,785

			372,177

Diversified Telecommunication Services — 0.1%
AT&T, Inc.,
Sr. Unsec’d. Notes
1.400%	12/01/17	50	49,672
Telefonica Emisiones SAU (Spain),
Gtd. Notes
3.992%	02/16/16	15	15,258
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.862%	08/21/46	145	135,708
6.350%	04/01/19	25	28,569

			229,207

Electric Utilities — 0.2%
Alabama Power Co.,
Sr. Unsec’d. Notes
3.750%	03/01/45	60	53,908
Appalachian Power Co.,
Sr. Unsec’d. Notes
4.400%	05/15/44	35	33,014
CMS Energy Corp.,
Sr. Unsec’d. Notes
4.875%	03/01/44	25	25,863
Constellation Energy Group, Inc.,
Gtd. Notes
5.150%	12/01/20	25	27,664
Exelon Corp.,
Sr. Unsec’d. Notes
1.550%	06/09/17	365	365,519

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Electric Utilities (continued)
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.350%	01/15/25	100	$102,603
PPL Capital Funding, Inc.,
Gtd. Notes
1.900%	06/01/18	20	19,952
Southern Co. (The),
Sr. Unsec’d. Notes
1.300%	08/15/17	75	74,884
Southern Power Co.,
Sr. Unsec’d. Notes
5.150%	09/15/41	35	36,053
TECO Finance, Inc.,
Gtd. Notes
5.150%	03/15/20	50	55,732
Trans-Allegheny Interstate Line Co.,
Sr. Unsec’d. Notes, 144A
3.850%	06/01/25	150	149,001

			944,193

Electronic Equipment, Instruments & Components — 0.1%
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
3.875%	07/15/23	85	85,192
Arrow Electronics, Inc.,
Sr. Unsec’d. Notes
3.000%	03/01/18	30	30,474
4.000%	04/01/25	25	24,442
Keysight Technologies, Inc.,
Gtd. Notes, 144A
3.300%	10/30/19	100	100,346
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
2.400%	02/01/19	20	19,978

			260,432

Energy Equipment & Services — 0.1%
Cameron International Corp.,
Sr. Unsec’d. Notes
1.400%	06/15/17	50	49,673
Columbia Pipeline Group, Inc.,
Gtd. Notes, 144A
3.300%	06/01/20	90	90,351
EQT Midstream Partners LP,
Gtd. Notes
4.000%	08/01/24	55	52,059
Kinder Morgan Inc.,
Gtd. Notes
2.000%	12/01/17	45	44,863
Nabors Industries, Inc.,
Gtd. Notes
5.000%	09/15/20	15	15,617
Transocean, Inc.,
Gtd. Notes
6.875%	12/15/21	75	67,500
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.550%	06/24/24	25	24,227

SEE NOTES TO FINANCIAL STATEMENTS.

A413

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Energy Equipment & Services (continued)
Williams Partners LP,
Sr. Unsec’d. Notes
5.400%	03/04/44	35	$31,991

			376,281

Food & Staples Retailing
HJ Heinz Co.,
Gtd. Notes, 144A
2.800%	07/02/20	140	140,109
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
1.750%	11/17/17	35	35,138

			175,247

Food Products
Mead Johnson Nutrition Co.,
Sr. Unsec’d. Notes
4.600%	06/01/44	35	33,315
Tyson Foods, Inc.,
Gtd. Notes
4.500%	06/15/22	70	74,357

			107,672

Health Care Equipment & Supplies
Avnet, Inc.,
Sr. Unsec’d. Notes
5.875%	06/15/20	25	27,732
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes
3.150%	04/01/22	85	83,611

			111,343

Health Care Providers & Services — 0.2%
Aetna, Inc.,
Sr. Unsec’d. Notes
2.200%	03/15/19	25	25,033
Baylor Scott & White Holdings,
Unsec’d. Notes
4.185%	11/15/45	125	116,095
Catholic Health Initiatives,
Sec’d. Notes
2.950%	11/01/22	30	29,261
Humana, Inc.,
Sr. Unsec’d. Notes
2.625%	10/01/19	75	75,489
Memorial Sloan-Kettering Cancer Center,
Sr. Unsec’d. Notes
4.200%	07/01/55	75	67,726
NYU Hospitals Center,
Unsec’d. Notes
4.784%	07/01/44	135	133,136
Trinity Health Corp.,
Sec’d. Notes
4.125%	12/01/45	200	184,725

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Health Care Providers & Services (continued)
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.875%	03/15/22	40	$38,841

			670,306

Healthcare Equipment & Services
AHS Hospital Corp.,
Unsec’d. Notes
5.024%	07/01/45	175	172,348

Independent Power & Renewable Electricity Producers
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
6.250%	10/01/39	25	27,586

Industrial Conglomerates — 0.1%
Hutchison Whampoa International 14 Ltd. (Hong Kong),
Gtd. Notes, 144A
1.625%	10/31/17	200	199,400

Insurance — 0.2%
ACE INA Holdings, Inc.,
Gtd. Notes
3.350%	05/15/24	30	30,042
AIA Group Ltd. (Hong Kong),
Sr. Unsec’d. Notes, 144A
3.200%	03/11/25	200	192,686
American International Group, Inc.,
Sr. Unsec’d. Notes
2.300%	07/16/19	15	14,973
4.125%	02/15/24	50	51,884
Aon PLC,
Gtd. Notes
4.750%	05/15/45	75	72,292
CNA Financial Corp.,
Sr. Unsec’d. Notes
3.950%	05/15/24	25	24,830
First American Financial Corp.,
Sr. Unsec’d. Notes
4.600%	11/15/24	50	50,446
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.850%	08/01/44	150	144,929
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.350%	09/10/19	75	75,243
3.500%	06/03/24	25	24,921
Principal Financial Group, Inc.,
Gtd. Notes
3.300%	09/15/22	35	34,708
3.400%	05/15/25	120	117,224
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44	70	71,383

			905,561

Internet & Catalog Retail — 0.1%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
3.800%	12/05/24	150	150,561

SEE NOTES TO FINANCIAL STATEMENTS.

A414

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Internet & Catalog Retail (continued)
Priceline Group, Inc. (The),
Sr. Unsec’d. Notes
3.650%	03/15/25	75	$73,014

			223,575

Internet Software & Services — 0.1%
Baidu, Inc. (China),
Sr. Unsec’d. Notes
2.750%	06/09/19	200	200,100
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, 144A
3.375%	05/02/19	200	205,344

			405,444

IT Services
Fidelity National Information Services, Inc.,
Gtd. Notes
1.450%	06/05/17	35	34,921
Xerox Corp.,
Sr. Unsec’d. Notes
2.750%	09/01/20	90	89,137

			124,058

Machinery
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
1.000%	03/03/17	50	50,111

Media — 0.2%
21st Century Fox America, Inc.,
Gtd. Notes
4.500%	02/15/21	25	27,142
4.750%	09/15/44	160	156,444
5.650%	08/15/20	30	34,262
COX Communications, Inc.,
Sr. Unsec’d. Notes, 144A
6.250%	06/01/18	35	38,916
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
2.400%	03/15/17	25	25,330
Historic TW, Inc.,
Gtd. Notes
6.875%	06/15/18	25	28,511
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
2.250%	11/15/17	50	50,419
4.200%	04/15/24	35	35,431
NBCUniversal Media LLC,
Gtd. Notes
2.875%	01/15/23	10	9,711
5.150%	04/30/20	25	28,077
Omnicom Group, Inc.,
Gtd. Notes
3.650%	11/01/24	125	122,750
Sirius XM Radio, Inc.,
Sr. Sec’d. Notes, 144A
5.250%	08/15/22	25	26,125
Thomson Reuters Corp.,
Sr. Unsec’d. Notes
0.875%	05/23/16	10	9,980

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Media (continued)
Time Warner Cable, Inc.,
Gtd. Notes
4.000%	09/01/21	10	$10,266
5.000%	02/01/20	35	37,786
6.550%	05/01/37	35	36,436
6.750%	07/01/18	15	16,724
6.750%	06/15/39	30	32,029
8.250%	04/01/19	35	41,163
8.750%	02/14/19	10	11,877
Viacom, Inc.,
Sr. Unsec’d. Notes
2.200%	04/01/19	35	34,637
WPP Finance 2010 (United Kingdom),
Gtd. Notes
3.750%	09/19/24	85	84,725

			898,741

Metals & Mining — 0.1%
Anglo American Capital PLC (United Kingdom),
Gtd. Notes, 144A
4.875%	05/14/25	200	194,852
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
2.050%	09/30/18	50	50,724
Goldcorp, Inc. (Canada),
Sr. Unsec’d. Notes
2.125%	03/15/18	50	50,115
3.625%	06/09/21	35	34,812
Rio Tinto Finance USA Ltd. (Australia),
Gtd. Notes
3.750%	06/15/25	100	98,598
Rio Tinto Finance USA PLC (United Kingdom),
Gtd. Notes
1.375%	06/17/16	35	35,116
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
5.875%	04/23/45	45	42,804
Vale Overseas Ltd. (Brazil),
Gtd. Notes
4.375%	01/11/22	25	24,424
6.875%	11/21/36	25	24,170

			555,615

Multi-Utilities
Dominion Resources, Inc.,
Sr. Unsec’d. Notes
2.500%	12/01/19	110	110,329
PSEG Power LLC,
Gtd. Notes
2.750%	09/15/16	35	35,702

			146,031

Oil, Gas & Consumable Fuels — 0.5%
Boardwalk Pipelines LP,
Gtd. Notes
4.950%	12/15/24	60	58,840
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
1.375%	11/06/17	25	24,983

SEE NOTES TO FINANCIAL STATEMENTS.

A415

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Oil, Gas & Consumable Fuels (continued)
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
1.750%	01/15/18	35	$34,763
CNOOC Finance 2015 USA LLC (China),
Gtd. Notes
3.500%	05/05/25	200	192,380
ConocoPhillips Co.,
Gtd. Notes
1.050%	12/15/17	40	39,699
DCP Midstream Operating LP,
Gtd. Notes
5.600%	04/01/44	25	22,297
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
4.125%	01/16/25	110	101,508
4.250%	09/18/18	50	52,063
5.875%	05/28/45	45	39,713
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
6.500%	02/01/42	35	36,055
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
2.700%	04/01/19	25	24,682
4.150%	06/01/25	130	126,575
Enterprise Products Operating LLC,
Gtd. Notes
3.350%	03/15/23	85	83,013
Noble Energy, Inc.,
Sr. Unsec’d. Notes
4.150%	12/15/21	25	26,044
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, 144A
4.300%	05/20/23	200	191,500
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.750%	01/20/20	100	99,084
Petroleos Mexicanos (Mexico),
Gtd. Notes
3.125%	01/23/19	140	141,330
5.500%	06/27/44	100	92,000
Gtd. Notes, 144A
3.500%	07/23/20	90	90,988
Phillips 66,
Gtd. Notes
4.650%	11/15/34	100	97,828
Rowan Cos., Inc.,
Gtd. Notes
4.750%	01/15/24	45	43,003
SESI LLC,
Gtd. Notes
6.375%	05/01/19	160	162,720
Southwestern Energy Co.,
Sr. Unsec’d. Notes
3.300%	01/23/18	10	10,254
Spectra Energy Capital LLC,
Gtd. Notes
3.300%	03/15/23	50	45,853

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Oil, Gas & Consumable Fuels (continued)
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.600%	12/01/24	100	$99,512
Western Gas Partners LP,
Sr. Unsec’d. Notes
5.450%	04/01/44	25	24,913

			1,961,600

Paper & Forest Products
International Paper Co.,
Sr. Unsec’d. Notes
4.750%	02/15/22	17	18,402
4.800%	06/15/44	25	23,183
West Fraser Timber Co. Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
4.350%	10/15/24	90	85,653

			127,238

Pharmaceuticals — 0.1%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.500%	05/14/35	150	146,745
Actavis Funding SCS,
Gtd. Notes
3.450%	03/15/22	135	133,721
Anthem, Inc.,
Sr. Unsec’d. Notes
4.650%	01/15/43	55	50,422
Baxalta, Inc.,
Gtd. Notes, 144A
2.000%	06/22/18	25	24,967
McKesson Corp.,
Sr. Unsec’d. Notes
1.292%	03/10/17	10	9,985

			365,840

Real Estate Investment Trusts (REITs) — 0.1%
American Campus Communities Operating Partnership LP,
Gtd. Notes
4.125%	07/01/24	50	49,976
DDR Corp.,
Sr. Unsec’d. Notes
3.500%	01/15/21	35	35,494
Kilroy Realty LP,
Gtd. Notes
4.250%	08/15/29	100	99,561
Simon Property Group LP,
Sr. Unsec’d. Notes
3.375%	10/01/24	100	99,357

			284,388

Road & Rail
ERAC USA Finance LLC,
Gtd. Notes, 144A
2.800%	11/01/18	25	25,501
3.850%	11/15/24	10	10,037

SEE NOTES TO FINANCIAL STATEMENTS.

A416

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Road & Rail (continued)
Kansas City Southern Railway Co. (The),
Gtd. Notes
4.300%	05/15/43	80	$75,132

			110,670

Software
Oracle Corp.,
Sr. Unsec’d. Notes
2.250%	10/08/19	100	100,579

Specialty Retail
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
5.400%	03/01/16	25	25,789
O’Reilly Automotive, Inc.,
Gtd. Notes
4.625%	09/15/21	50	54,938
QVC, Inc.,
Sr. Sec’d. Notes
4.850%	04/01/24	85	85,135

			165,862

Technology Hardware, Storage & Peripherals
Apple, Inc.,
Sr. Unsec’d. Notes
1.000%	05/03/18	30	29,697
Massachusetts Institute of Technology,
Unsec’d. Notes
3.959%	07/01/38	75	74,705

			104,402

Tobacco
Altria Group, Inc.,
Gtd. Notes
2.950%	05/02/23	45	42,986
Reynolds American, Inc.,
Gtd. Notes
2.300%	06/12/18	85	85,635

			128,621

Trading Companies & Distributors
GATX Corp.,
Sr. Unsec’d. Notes
1.250%	03/04/17	25	24,926
2.600%	03/30/20	15	14,801

			39,727

Transportation Infrastructure
JB Hunt Transport Services, Inc.,
Gtd. Notes
2.400%	03/15/19	25	25,228
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
2.500%	06/15/19	30	29,714

			54,942

Wireless Telecommunication Services — 0.1%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.000%	06/30/22	100	96,556

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Wireless Telecommunication Services (continued)
Crown Castle Towers LLC,
Sr. Sec’d. Notes, 144A
3.222%	05/15/42	25	$24,603
3.663%	05/15/45	50	48,930
Harris Corp.,
Sr. Unsec’d. Notes
3.832%	04/27/25	40	38,883
SBA Tower Trust,
Sr. Sec’d Notes, 144A
2.898%	10/15/44	160	160,801

			369,773

TOTAL CORPORATE OBLIGATIONS (cost $18,359,865)			18,053,700

FOREIGN GOVERNMENT BONDS — 0.4%
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.000%	02/26/24	200	199,000
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
6.700%	01/26/36	60	74,100
Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
4.000%	01/22/24	165	172,631
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
2.000%	10/23/22	25	24,487
Province of Manitoba (Canada),
Sr. Unsec’d. Notes
3.050%	05/14/24	50	51,407
Province of Ontario (Canada),
Sr. Unsec’d. Notes
1.200%	02/14/18	15	15,001
3.000%	07/16/18	150	157,327
Province of Quebec (Canada),
Sr. Unsec’d. Notes
2.750%	08/25/21	100	102,335
Unsec’d. Notes
3.500%	07/29/20	25	26,796
Republic of Bermuda (Bermuda),
Sr. Unsec’d. Notes, 144A
5.603%	07/20/20	200	222,000
Republic of Iceland (Iceland),
Unsec’d. Notes, 144A
4.875%	06/16/16	100	103,488
Republic of Indonesia (Indonesia),
Sr. Unsec’d. Notes, RegS
4.875%	05/05/21	200	212,260
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A
4.875%	01/22/24	50	52,875
South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
5.500%	03/09/20	100	108,800

SEE NOTES TO FINANCIAL STATEMENTS.

A417

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
7.000%	06/05/20	100	$114,146

TOTAL FOREIGN GOVERNMENT BONDS (cost $1,643,133)			1,636,653

MUNICIPAL BONDS — 0.1%
California
University of California,
Revenue Bonds
4.131%	05/15/45	15	14,003

Illinois
Metropolitan Water Reclamation District of Greater Chicago,
General Obligation Ltd., BABs
5.720%	12/01/38	10	11,629

New York — 0.1%
Port Authority of New York & New Jersey,
Revenue Bonds
5.310%	08/01/46	50	52,758

North Carolina
University of North Carolina at Chapel Hill,
Revenue Bonds
3.847%	12/01/34	150	148,775

TOTAL MUNICIPAL BONDS (cost $228,951)			227,165

RESIDENTIAL MORTGAGE-BACKED SECURITIES
Fannie Mae Connecticut Avenue Securities,
Series 2015-C01, Class 1M1
1.685%(c)	02/25/25	14	13,768
Series 2015-C01, Class 2M1
1.685%(c)	02/25/25	6	5,942

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $19,691)			19,710

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.2%
Federal Home Loan Mortgage Corp.
2.500%	05/01/28	32	32,396
2.500%	TBA	540	546,244
3.000%	01/01/27-08/01/43	338	339,338
3.000%	TBA	85	87,996
3.500%	08/01/26-12/01/42	251	259,798
3.500%	TBA	170	174,887
4.000%	07/01/25-03/01/45	658	697,654
4.500%	05/01/40-10/01/44	332	359,743
4.500%	TBA	195	210,573
5.000%	07/01/35-09/01/39	93	102,837
5.500%	06/01/36	98	109,765
6.000%	08/01/34-01/01/38	70	80,047
Federal National Mortgage Assoc.
0.875%	10/26/17	265	265,121
2.000%	07/01/28	31	30,451
2.500%	09/01/27-02/01/43	597	604,316
3.000%	02/01/27-05/01/43	792	802,282
3.000%	TBA	150	155,401

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	TBA	340	$337,855
3.500%	01/01/26-04/01/45	2,340	2,421,307
3.500%	TBA	1,710	1,762,235
4.000%	07/01/25-12/01/44	1,166	1,242,557
4.000%	TBA	495	524,443
4.000%	TBA	465	491,569
4.500%	08/01/24-04/01/44	648	701,768
4.500%	TBA	545	589,196
5.000%	04/01/19-07/01/42	542	599,147
5.000%	TBA	1	—
5.500%	04/01/34-08/01/37	354	399,280
6.000%	02/01/34-01/01/40	410	468,606
6.500%	11/01/36	33	38,388
Government National Mortgage Assoc.
2.500%	10/20/42-01/20/43	68	65,267
3.000%	12/20/42-04/20/45	543	549,538
3.000%	TBA	30	30,281
3.000%	TBA	1,355	1,367,809
3.500%	01/15/42-04/20/45	592	616,518
4.000%	08/20/39-03/20/45	792	842,458
4.500%	05/20/40-10/20/44	432	468,783
5.000%	05/20/33-11/20/44	387	427,590
5.500%	08/20/38	34	38,566

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $18,816,806)			18,842,010

U.S. TREASURY OBLIGATIONS — 5.2%
U.S. Treasury Bonds
2.000%	02/15/25	390	378,909
2.500%	02/15/45	780	686,462
3.000%	11/15/44-05/15/45	460	450,692
3.125%	11/15/41	295	297,005
3.375%	05/15/44	690	724,770
3.625%	08/15/43	285	313,544
3.875%	08/15/40	55	62,812
4.500%	02/15/36	1,160	1,458,519
5.375%	02/15/31	150	201,645
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	07/15/24	430	417,828
U.S. Treasury Notes
0.375%	08/31/15	710	710,333
0.500%	07/31/17	2,005	1,997,950
0.875%	01/31/17	1,695	1,704,402
1.000%	09/30/16	2,080	2,095,762
1.250%	08/31/15-10/31/18	1,890	1,894,805
1.500%	05/31/19-05/31/20	1,560	1,561,438
1.625%	08/31/19	360	362,897
1.750%	09/30/19-10/31/20	1,680	1,682,349
2.125%	02/29/16-05/15/25	2,260	2,279,675
2.500%	08/15/23	250	255,391
2.625%	08/15/20-11/15/20	2,660	2,779,845
2.750%	02/15/24	235	243,978
3.125%	05/15/19	385	410,837

TOTAL U.S. TREASURY OBLIGATIONS (cost $23,121,372)			22,971,848

SEE NOTES TO FINANCIAL STATEMENTS.

A418

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

		Value (Note 2)
TOTAL LONG-TERM INVESTMENTS (cost $428,286,125)		$441,870,893

	Shares
SHORT-TERM INVESTMENT — 2.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $9,796,525)(w)(Note 4)	9,796,525	9,796,525

TOTAL INVESTMENTS — 101.8% (cost $438,082,650)		451,667,418
Liabilities in excess of other assets — (1.8)%		(7,776,618)

NET ASSETS — 100.0%		$443,890,800

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2015.

(g)	Indicates a security that has been deemed illiquid.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$273,445,507	$99,753,632	$—
Preferred Stocks	456,462	754,257	—
Rights	—	—	—
Unaffiliated Mutual Fund	65,612	—	—
Asset-Backed Securities Non-Residential Mortgage-Backed Securities	—	2,392,683	—
Commercial Mortgage-Backed Securities	—	3,097,975	—
Convertible Bonds	—	153,679	—
Corporate Obligations	—	18,053,700	—
Foreign Government Bonds	—	1,636,653	—
Municipal Bonds	—	227,165	—
Residential Mortgage-Backed Securities	—	19,710	—
U.S. Government Agency Obligations	—	18,842,010	—
U.S. Treasury Obligations	—	22,971,848	—
Affiliated Money Market Mutual Fund	9,796,525	—	—

Total	$283,764,106	$167,903,312	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2015 were as follows:

Banks	6.5%
Pharmaceuticals	5.2
U.S. Treasury Obligations	5.2
Real Estate Investment Trusts (REITs)	4.9
U.S. Government Agency Obligations	4.2
Capital Markets	4.0
Insurance	3.9
Health Care Providers & Services	3.8
Internet Software & Services	3.4
Oil, Gas & Consumable Fuels	3.2

Industrial Conglomerates	2.9%
Media	2.7
Biotechnology	2.6
IT Services	2.5
Chemicals	2.3
Aerospace & Defense	2.2
Affiliated Money Market Mutual Fund	2.2
Internet & Catalog Retail	2.2
Specialty Retail	2.0
Health Care Equipment & Supplies	2.0
Hotels, Restaurants & Leisure	1.9
Software	1.8
Food Products	1.6
Machinery	1.6

SEE NOTES TO FINANCIAL STATEMENTS.

A419

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Semiconductors & Semiconductor Equipment	1.4%
Electric Utilities	1.4
Food & Staples Retailing	1.3
Life Sciences Tools & Services	1.2
Auto Components	1.2
Airlines	1.2
Diversified Telecommunication Services	1.2
Textiles, Apparel & Luxury Goods	1.0
Professional Services	0.9
Beverages	0.9
Wireless Telecommunication Services	0.9
Technology Hardware, Storage & Peripherals	0.8
Tobacco	0.8
Trading Companies & Distributors	0.8
Consumer Finance	0.7
Commercial Mortgage-Backed Securities	0.7
Real Estate Management & Development	0.7
Commercial Services & Supplies	0.7
Electronic Equipment, Instruments & Components	0.6
Metals & Mining	0.6
Automobiles	0.6
Non-Residential Mortgage-Backed Securities	0.5
Communications Equipment	0.5
Construction Materials	0.5
Diversified Financial Services	0.5
Multiline Retail	0.4

Electrical Equipment	0.4%
Household Products	0.4
Household Durables	0.4
Independent Power & Renewable Electricity Producers	0.4
Multi-Utilities	0.4
Foreign Government Bonds	0.4
Air Freight & Logistics	0.4
Road & Rail	0.3
Gas Utilities	0.3
Building Products	0.2
Paper & Forest Products	0.2
Leisure Products	0.2
Energy Equipment & Services	0.2
Containers & Packaging	0.2
Construction & Engineering	0.1
Transportation Infrastructure	0.1
Personal Products	0.1
Diversified Consumer Services	0.1
Thrifts & Mortgage Finance	0.1
Municipal Bonds	0.1

101.8

Liabilities in excess of other assets	(1.8)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are foreign exchange and equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

The Portfolio did not hold any derivative instruments as of June 30, 2015, accordingly, no derivative positions were presented in the Statement of Asset & Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Forward Currency Contracts(2)	Total
Foreign exchange contracts	$—	$158	$158
Equity contracts	3,353	—	3,353

Total	$3,353	$158	$3,511

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(3)	Warrants(3)	Total
Equity contracts	$95	$(632)	$(537)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

(2)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A420

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2015

ASSETS:
Investments at value:
Unaffiliated investments (cost $428,286,125)	$441,870,893
Affiliated investments (cost $9,796,525)	9,796,525
Cash	6,396
Foreign currency, at value (cost $387,979)	388,219
Receivable for investments sold	3,813,828
Receivable for fund share sold	1,096,485
Dividends and interest receivable	926,979
Tax reclaim receivable	126,602
Prepaid expenses	166

Total Assets	458,026,093

LIABILITIES:
Payable for investments purchased	13,702,006
Accrued expenses and other liabilities	272,124
Advisory fees payable	150,277
Distribution fee payable	6,125
Payable for fund share repurchased	4,411
Affiliated transfer agent fee payable	350

Total Liabilities	14,135,293

NET ASSETS	$443,890,800

Net assets were comprised of:
Paid-in capital	$426,648,054
Retained earnings.	17,242,746

Net assets, June 30, 2015	$443,890,800

Net asset value and redemption price per share, $443,890,800 / 40,230,773 outstanding shares of beneficial interest	$11.03

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2015

INCOME
Unaffiliated dividend income (net of $136,801 foreign withholding tax)	$3,438,845
Interest income	550,621
Affiliated dividend income	6,970

3,996,436

EXPENSES
Advisory fees	1,662,115
Distribution fee.	187,186
Custodian and accounting fees	316,000
Audit fee	12,000
Trustees’ fees	6,000
Legal fees and expenses	5,000
Shareholders’ reports	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Insurance expenses	1,000
Miscellaneous	21,266

Total expenses.	2,219,567
Less: advisory fee waivers and/or expense reimbursement.	(2,076)

Net expenses.	2,217,491

NET INVESTMENT INCOME	1,778,945

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	2,066,910
Foreign currency transactions	(22,205)

2,044,705

Net change in unrealized appreciation (depreciation) on:
Investments	6,480,605
Foreign currencies	893

6,481,498

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	8,526,203

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,305,148

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2015	February 10, 2014* through December 31, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$1,778,945	$381,710
Net realized gain (loss) on investment and foreign currency transactions	2,044,705	(546,358)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	6,481,498	7,102,246

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	10,305,148	6,937,598

FUND SHARE TRANSACTIONS:
Fund share sold [11,767,051 and 28,993,604 shares, respectively]	130,005,133	302,109,288
Fund share repurchased [12,501 and 517,381 shares, respectively]	(138,972)	(5,327,395)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	129,866,161	296,781,893

TOTAL INCREASE IN NET ASSETS	140,171,309	303,719,491
NET ASSETS:
Beginning of period	303,719,491	—

End of period	$443,890,800	$303,719,491

*	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A421

GLOSSARY:

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

The following abbreviations are used in the preceding Portfolios descriptions:

Currency:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

Exchange:

AEX	Amsterdam Stock Exchange
ASX	Australian Securities Exchange
BIST	Borse Istanbul
BRN	BX Worldcaps
FTSE	Financial Times Stock Exchange
NYSE	New York Stock Exchange
OTC	Over-The-Counter
SGMX	Sigma X MTF
SWX	Six Swiss Exchange
TSX	Toronto Stock Exchange

Index:

CAC40	French Stock Index
CDX	Credit Derivative Index
DAX	German Stock Index
IBEX	Spanish Stock Index
SPI	Swiss Performance Index
STOXX	Stock Index of the Eurozone
TOPIX	Tokyo Stock Price Index

Other:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ABS	Asset-Backed Security
ADR	American Depositary Receipt
ADS	American Depositary Share
ASX	Australian Securities Exchange
BABs	Build America Bonds
BKNT	Bank Notes
bps	Basis Points
CLO	Collateralized Loan Obligation
CLOIS	Collateralized Loan Obligation Indexed Swap
CMBS	Commercial Mortgage-Backed Security
COLIBOR	Colombia Interbank Offered Rate
CVA	Certificate Van Aandelen (Bearer)
CVT	Convertible Security
EAFE	Europe, Australasia, Far East
ETF	Exchange Traded Fund
Euribor	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
FREMF	Freddie Mac Mortgage Trust
GDR	Global Depositary Receipt
IO	Interest Only
JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London Interbank Offered Rate
MLP	Master Limited Partnership
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NSA	Non-Seasonally Adjusted
NASDAQ	National Association of Securities Dealers Automated Quotations
NVDR	Non-voting Depositary Receipt
OAT	Obligations Assimilables du Tresor
PIK	Payment-in-Kind
PO	Principal Only
PRFC	Preference Shares
REIT	Real Estate Investment Trust
SDR	Sweden Depositary Receipt
SMB	Sallie Mae Bank
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
UTS	Unit Trust Security

SEE NOTES TO FINANCIAL STATEMENTS.

A422

A423

NOTES TO THE FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST

(Unaudited)

1.	General

Advanced Series Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust was organized on October 31, 1988 as a Massachusetts business trust. The Trust operates as a series company and, at June 30, 2015 consisted of 92 separate Portfolios (“Portfolio” or “Portfolios”). The information presented in these financial statements pertains to the 16 Portfolios listed below together with their investment objectives.

Shares of each Portfolio may only be purchased by separate accounts of Participating Insurance Companies for investing assets which are attributable to variable annuity contracts and variable life insurance policies (“Contractholders”). These separate accounts place orders to purchase and redeem shares of the Trust primarily based upon the amount of premium payments to be invested, and the amount of surrender and transfer requests to be effected on a specific day under the variable annuity contracts and variable life insurance policies.

The Portfolios of the Trust have the following investment objectives and Subadvisers:

	Objective	Subadviser(s)
AST Advanced Strategies Portfolio (“Advanced Strategies”)	Long-term capital appreciation. High level of absolute return by using traditional and non- traditional investment strategies and investing in domestic and foreign equity and fixed income securities, derivative instruments and other investment companies.	Brown Advisory LLC / Loomis Sayles & Company, L.P. / LSV Asset Management / Prudential Investment LLC (“PI”) / Prudential Investment Management, Inc. (“PIMCO”) / Quantitative Management Associates LLC (“QMA”) / T. Rowe Price Associates, Inc. / William Blair & Company, LLC
AST Balanced Asset Allocation Portfolio (“Balanced Asset Allocation”)	Highest potential total return consistent with its specified level of risk tolerance.	PI / QMA
AST BlackRock Global Strategies Portfolio (“BlackRock Global Strategies”)	High total return consistent with a moderate level of risk.	BlackRock Financial Management, Inc.
AST BlackRock/Loomis Sayles Bond Portfolio (“BlackRock/Loomis Sayles Bond”) formerly known as AST PIMCO Total Return Bond Portfolio	Maximize total return, consistent with preservation of capital and prudent investment management.	BlackRock Financial Management, Inc. / BlackRock International Limited / BlackRock (Singapore) Limited / Loomis, Sayles & Company, L.P./ PIMCO
AST Defensive Asset Allocation Portfolio (“Defensive Asset Allocation”)	Highest potential total return consistent with its specified level of risk tolerance.	QMA
AST FI Pyramis® Quantitative Portfolio (“FI Pyramis® Quantitative”)	Long-term capital growth balanced by current income.	Pyramis® Global Advisors, LLC
AST Franklin Templeton Founding Funds Plus Portfolio (“Franklin Templeton Founding Funds Plus”)	Capital appreciation.	None

B1

	Objective	Subadviser(s)
AST Legg Mason Diversified Growth Portfolio (“Legg Mason Diversified Growth”)	High risk-adjusted returns compared to its blended index.	Brandywine Global Investment Management, LLC / ClearBridge Investments, LLC / QS Batterymarch Financial Management, Inc. / QS Legg Mason Global Asset Allocation, LLC / Western Asset Management Company
AST PIMCO Limited Maturity Bond Portfolio (“PIMCO Limited Maturity Bond”)	Maximize total return, consistent with preservation of capital and prudent investment management.	PIMCO
AST Preservation Asset Allocation Portfolio (“Preservation Asset Allocation”)	Highest potential total return consistent with its specified level of risk tolerance.	PI / QMA
AST Prudential Growth Allocation Portfolio (“Prudential Growth Allocation”)	Total return.	PIM / QMA
AST RCM World Trends Portfolio (“RCM World Trends”)	Highest potential total return consistent with it specified level of risk tolerance.	Allianz Global Investors US LLC
AST Schroders Global Tactical Portfolio (“Schroders Global Tactical”)	To outperform its blended performance benchmark. The blended performance benchmark index is currently comprised of the Russell 3000 Index (45%), the MSCI EAFE Index (USD Hedged) (12.5%), the MSCI EAFE Index (USD Unhedged) (12.5%), and the Barclays U.S. Aggregate Bond Index (30%).	Schroder Investment Management North America Ltd. / Schroder Investment Management North America, Inc.
AST Schroders Multi-Asset World Strategies Portfolio (“Schroders Multi- Asset World Strategies”)	Long-term capital appreciation.	Schroder Investment Management North America Ltd. / Schroder Investment Management North America, Inc.
AST T. Rowe Price Asset Allocation Portfolio (“T. Rowe Price Asset Allocation”)	High level of total return by investing primarily in a diversified portfolio of equity and fixed-income securities.	T.Rowe Price Associates, Inc.
AST T. Rowe Price Growth Opportunities Portfolio (“T. Rowe Price Growth Opportunities”)	High level of total return by investing primarily in a diversified portfolio of equity and fixed income securities.	T. Rowe Price Associates, Inc.

B2

2.	Accounting Policies

The Trust follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Trust and the Portfolios consistently follow such policies in the preparation of their financial statements.

Securities Valuation:    Each Portfolio holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to AST Investment Services, Inc. and PI, the co-managers of the Trust (together the “Investment Manager”), with the exception of Legg Mason Diversified Growth, Schroders Global Tactical for whom PI is the sole Investment Manager. Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit a Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each Portfolio’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures and options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory Notes (P-Notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter (“OTC”) market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Portfolio securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

B3

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities:    Subject to guidelines adopted by the Board, each Portfolio may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued the investment. Therefore, a Portfolio may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Portfolio’s Subadviser under the guidelines adopted by the Trustees of the Trust. However, the liquidity of a Portfolio’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation:    The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities — at the current daily rates of exchange.

(ii)  purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies

Participatory Notes/Warrants:    The Trust may gain exposure to securities in certain foreign markets through investments in participatory notes (“P-notes”). The Trust may purchase P-notes pending ability to invest directly in a foreign market due to restrictions applicable to foreign investors or other market factors. P-notes are generally issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying security. P-notes involve transaction costs, which may be higher than those applicable to the equity securities. An investment in a P-note may involve risks, including counter-party risk, beyond those normally associated with a direct investment in the underlying security. The Trust must rely on the creditworthiness of the counterparty and would have no rights against the issuer of the underlying security. Furthermore, the P-note’s performance may differ from that of the underlying security. The holder of a P-note is entitled to receive from the bank or brokerdealer, an amount equal to dividends paid by the issuer of the underlying security; however, the holder is not entitled to the same rights (e.g., dividends, voting rights) as an owner of the underlying security. There is also no assurance that there will be a secondary trading market for a P-note or that the trading price of a P-note will equal the value of the underlying security.

B4

Forward Currency Contracts:    A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios, as defined in the prospectus, entered into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on investments and foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain or loss, if any, is included in net realized gain or loss on foreign currency transactions. Upon entering into these contracts, risks may arise from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. A Portfolio’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life.

Cross Currency Exchange Contracts:    A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options:    Certain Portfolios either purchased or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Portfolio currently owns or intends to purchase. The Portfolio’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

If an option expires unexercised, the Portfolio realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on written options transactions.

The Portfolio, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. Over-the-counter options involve the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the option contracts against default.

When a Portfolio writes an option on a swap, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Portfolio becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Portfolio becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Portfolio will be obligated to be party to a swap agreement if an option on a swap is exercised.

Floating-Rate Notes Issued in Conjunction with Securities Held:    The Portfolios may invest in inverse floating rate securities (“inverse floaters”) that pay interest at a rate that varies inversely with benchmarked short-term interest rates. Some of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters provide less current income. The price of such securities is more volatile than comparable fixed rate securities.

When the Portfolios enter into agreements to create inverse floaters and floater note securities (also known as Tender Option Bond Transactions), the Portfolios transfer a fixed rate bond to a broker for cash. At the same time the Portfolios buy (receive) a residual interest in a trust (the “trust”) set up by the broker, often referred to as an inverse floating rate obligation (inverse floaters). Generally, the broker deposits a fixed rate bond (the “fixed rate bond”) into the trust with the same CUSIP number as the fixed rate bond sold to the broker by the Portfolio. The trust also issues floating rate notes (“floating rate notes”) which are sold to third parties. The floating rate notes have interest rates that reset weekly. The inverse floater held by the Portfolio gives the

B5

Portfolio the right (1) to cause the holders of the floating rate notes to tender their notes at par, and (2) to have the broker transfer the fixed rate bond held by the trust to the Portfolio thereby collapsing the trust. The Portfolios account for the transaction described above as funded leverage by including the fixed rate bond in its Portfolio of Investments, and accounts for the floating rate notes as a liability under the caption “payable for floating rate notes issued” in the Portfolio’s “Statement of Assets and Liabilities.”

The Portfolio’s investment policies and restrictions permit investments in inverse floating rate securities. Inverse floaters held by the Portfolio are securities exempt from registration under Rules 144A of the Securities Act of 1933.

Financial Futures Contracts:    A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts.

Certain Portfolios invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Portfolios intend to purchase, against fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates. Portfolios may also use futures to gain additional market exposure. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities. With exchange-traded futures contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and options, and guarantees the futures and options contracts against default.

Short Sales:    Certain Portfolios may sell a security they do not own in anticipation of a decline in the market value of that security (short sale). When the Portfolio makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the transaction. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to return any interest or dividends received on such borrowed securities. Dividends declared on short positions open are recorded on the ex-date and the interest payable is accrued daily on fixed income securities sold short, both of which are recorded as an expense. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

Loan Participations:    Certain Portfolios may invest in loan participations. When the Portfolio purchases a loan participation, the Portfolio typically enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. As a result, the Portfolio assumes the credit risk of the borrower, the Selling Participant and any other persons interpositioned between the Portfolio and the borrower. The Portfolio may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participation.

Repurchase Agreements:    In connection with transactions in repurchase agreements with United States financial institutions, it is each Portfolio’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Reverse Repurchase Agreements:    Certain Portfolios may enter into reverse repurchase agreements with qualified, third party broker-dealers as determined by and under the direction of the Board. Interest on the value of reverse repurchase agreements entered into and outstanding is based upon competitive market rates at the time of execution of the agreement. At the time the Portfolio enters into a reverse repurchase agreement, it establishes and maintains a segregated account with the lender containing liquid investment grade securities having a value not less than the repurchase price, including accrued interest, of the agreement.

B6

Swap Agreements:    Certain Portfolios may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the over-the-counter market and may be executed in either directly with a counterparty (“OTC traded”) or through a central clearing facility, such as a registered commodities exchange (“Exchange traded”). Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Exchange traded swaps pay or receive an amount, known as “variation margin”, based on daily changes in the valuation of the swap contract. Payments received or paid by the Portfolio are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps:    Interest rate swaps represent agreements between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. Certain Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Certain Portfolios used interest rate swaps to either maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments using interest rate swap contracts. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps:    Credit default swaps (“CDS”) involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

Certain Portfolios are subject to credit risk in the normal course of pursuing their investment objectives. Certain Portfolios may enter into credit default swaps to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. A Portfolio’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the inability of the counterparty to honor the contract up to the notional value based on a credit event.

As a seller of protection on credit default swap agreements, the Portfolio generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Portfolio effectively increases its investment risk because, in addition to its total net assets, the Portfolio may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Portfolio, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Portfolio entered into for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as indicators of the current status of the payment/performance risk. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

B7

Currency Swaps:    Certain Portfolios entered into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Total Return Swaps:    In a total return swap, one party would receive payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pay a fixed amount. Certain Portfolios are subject to risk exposures associated with the referenced asset in the normal course of pursuing their investment objectives. Certain Portfolios entered into total return swaps to manage their exposure to a security or an index. A Portfolio’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in favor of the Portfolio, from the point of entering into the contract.

Master Netting Arrangements:    Certain Portfolios are subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a sub-adviser may have negotiated and entered into on behalf of the Portfolio. For multi-sleeve Portfolios, different sub-advisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for OTC derivatives under the FASB Accounting Standards Update (“ASU”) 2013-01 disclosure. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there were no instances where the right of set-off existed and management has not elected to offset.

Certain Portfolios are parties to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Portfolio is held in a segregated account by the Portfolio’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Schedule of Investments. Collateral pledged by the Portfolio is segregated by the Portfolio’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Portfolio and the applicable counterparty. Collateral requirements are determined based on the Portfolio’s net position with each counterparty. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Portfolio’s counterparties to elect early termination could impact the Portfolio’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

B8

As of June 30, 2015, none of the Portfolios have met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Warrants and Rights:    Certain Portfolios of the Trust may hold warrants and rights acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. The Portfolio holds such warrants and rights as long positions by the Portfolio until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment in kind securities:    Certain fixed income Portfolios may invest in open market or receive pursuant to debt restructuring, securities that pay in kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income. The interest rate on PIK debt is paid out over time.

Delayed-Delivery Transactions:    Certain Portfolios may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When selling a security on a delayed-delivery basis, the Portfolio forfeits its eligibility to realize future gains and losses with respect to the security.

Securities Lending:    The Portfolios may lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities in the open market using the collateral. The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Portfolio also continues to receive interest and dividends or amounts equivalent thereto, on securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Dollar Rolls:    The Portfolios enter into mortgage dollar rolls in which the Portfolios sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolios forgo principal and interest paid on the securities. The Portfolios are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain. The Portfolios maintain a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls.

Concentration of Risk:    The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Portfolios to meet their obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of the governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized and unrealized gains or losses from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of

B9

premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management, that may differ from actual.

REITs:    Certain Portfolios invest in real estate investment trusts, (“REITs”), which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. These estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Taxes:    For federal income tax purposes, each Portfolio in the Trust is treated as a separate taxpaying entity. The Portfolios are treated as partnerships for tax purposes. No provision has been made in the financial statements for U.S. Federal, state, or local taxes, as any tax liability arising from operations of the Portfolios is the responsibility of the Portfolios’ shareholders (Participating Insurance Companies). The Portfolios are not generally subject to entity-level taxation. Shareholders of each Portfolio are subject to taxes on their distributive share of partnership items.

Withholding taxes on foreign dividends and interest and foreign capital gains tax are accrued in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded. The Portfolios generally attempt to manage their diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Distributions:    Distributions from each Portfolio are made in cash and automatically reinvested in additional shares of the Portfolio. Distributions are recorded on the ex-dividend date.

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The Portfolios have entered into investment management agreements with the Investment Manager which provide that the Investment Manager will furnish each Portfolio with investment advice, investment management and administrative services. At June 30, 2015, the Investment Manager has engaged the firms referenced in Note 1 as Subadvisers for their respective Portfolios.

Advisory Fees and Expense Limitations:    The Investment Manager receives an advisory fee, accrued daily and payable monthly, based on the annual rates specified below, using the value of each Portfolio’s average daily net assets, at the respective annual rate specified below. The Investment Manager pays each Subadviser a fee as compensation for advisory services provided to the Portfolios. All amounts paid or payable by the Portfolios to the Investment Manager, under the agreement, are reflected in the Statements of Operations. The Investment Manager has agreed to waive a portion of their advisory fee and/or reimburse certain Portfolios so that the advisory fees plus other annual ordinary operating expenses (excluding interest, taxes, and brokerage commissions) do not exceed the percentage stated below, of the Portfolio’s average daily net assets unless otherwise noted. Each voluntary waiver/reimbursement may be modified or terminated by the investment manager at any time without notice.

	Advisory Fees through June 30, 2015	Effective Advisory Fees	Advisory Fees effective July 1, 2015
Advanced Strategies	0.84% first $300 million;	0.76%	0.6825% first $300 million;
	0.83% on next $200 million;		0.6725% on next $200 million;
	0.82% on next $250 million;		0.6625% on next $250 million;
	0.81% on next $ 2.5 billion;		0.6525% on next $2.5 billion;
	0.80% on next $2.75 billion;		0.6425% on next $2.75 billion;
	0.77% on next $4 billion;		0.6125% on next $4 billion;
	0.75% in excess of $10 billion		0.5925% in excess of $10 billion
Balanced Asset Allocation	0.15%	0.15%	0.15%
BlackRock Global Strategies	0.99% first $300 million;	0.97%	0.8325% first $ 300 million;
	0.98% on next $200 million;		0.8225% on next $ 200 million;
	0.97% on next $250 million;		0.8125% on next $ 250 million;
	0.96% on next $ 2.5 billion;		0.8025% on next $2.5 billion;
	0.95% on next $2.75 billion;		0.7925% on next $ 2.75 billion;
	0.92% on next $4 billion;		0.7625% on next $ 4 billion;
	0.90% in excess of $10 billion		0.7425% in excess of $10 billion

B10

	Advisory Fees through June 30, 2015	Effective Advisory Fees	Advisory Fees effective July 1, 2015
BlackRock/Loomis Sayles Bond (formerly, PIMCO Total Return Bond Portfolio)	0.64% first $300 million;	0.58%	0.4825% first $300 million;
	0.63% on next $200 million;		0.4725% on next $200 million;
	0.62% on next $250 million;		0.4625% on next $250 million;
	0.61% on next $ 2.5 billion;		0.4525% on next $2.5 billion;
	0.60% on next $2.75 billion;		0.4425% on next $2.75 billion;
	0.57% on next $4 billion;		0.4125% on next $4 billion;
	0.55% in excess of $10 billion		0.3925% in excess of $10 billion
Defensive Asset Allocation	0.15%	0.15%	0.15%
FI Pyramis® Quantitative	0.84% first $300 million;	0.67%	0.6825% first $ 300 million;
	0.83% on next $200 million;		0.6725% on next $ 200 million;
	0.82% on next $250 million;		0.6625% on next $ 250 million;
	0.81% on next $ 2.5 billion;		0.6525% on next $2.5 billion;
	0.80% on next $2.75 billion;		0.6425% on next $ 2.75 billion;
	0.77% on next $4 billion;		0.6125% on next $ 4 billion;
	0.75% in excess of $10 billion		0.5925% in excess of $10 billion
Franklin Templeton Founding Funds Plus	0.02%	0.02%	0.02%
Legg Mason Diversified Growth	0.89% first $300 million;	— #	0.7325% first $ 300 million;
	0.88% on next $200 million;		0.7225% on next $ 200 million;
	0.87% on next $250 million;		0.7125% on next $ 250 million;
	0.86% on next $ 2.5 billion;		0.7025% on next $2.5 billion;
	0.85% on next $2.75 billion;		0.6925% on next $ 2.75 billion;
	0.82% on next $4 billion;		0.6625% on next $ 4 billion;
	0.80% in excess of $10 billion		0.6425% in excess of $10 billion
PIMCO Limited Maturity Bond	0.64% first $300 million;	0.63%	0.4825% first $ 300 million;
	0.63% on next $200 million;		0.4725% on next $ 200 million;
	0.62% on next $250 million;		0.4625% on next $ 250 million;
	0.61% on next $ 2.5 billion;		0.4525% on next $2.5 billion;
	0.60% on next $2.75 billion;		0.4425% on next $ 2.75 billion;
	0.57% on next $4 billion;		0.4125% on next $ 4 billion;
	0.55% in excess of $10 billion		0.3925% in excess of $10 billion
Preservation Asset Allocation	0.15%	0.15%	0.15%
Prudential Growth Allocation	0.84% first $300 million;	0.80%	0.6825% first $ 300 million;
	0.83% on next $200 million;		0.6725% on next $ 200 million;
	0.82% on next $250 million;		0.6625% on next $ 250 million;
	0.81% on next $ 2.5 billion;		0.6525% on next $2.5 billion;
	0.80% on next $2.75 billion;		0.6425% on next $ 2.75 billion;
	0.77% on next $4 billion;		0.6125% on next $ 4 billion;
	0.75% in excess of $10 billion		0.5925% in excess of $10 billion
RCM World Trends	0.94% first $300 million;	0.91%	0.7825% first $ 300 million;
	0.93% on next $200 million;		0.7725% on next $ 200 million;
	0.92% on next $250 million;		0.7625% on next $ 250 million;
	0.91% on next $ 2.5 billion;		0.7525% on next $2.5 billion;
	0.90% on next $2.75 billion;		0.7425% on next $ 2.75 billion;
	0.87% on next $4 billion;		0.7125% on next $ 4 billion;
	0.85% in excess of $10 billion		0.6925% in excess of $10 billion
Schroders Global Tactical**	0.94% first $300 million;	0.91%	0.7825% first $ 300 million;
	0.93% on next $200 million;		0.7725% on next $ 200 million;
	0.92% on next $250 million;		0.7625% on next $ 250 million;
	0.91% on next $ 2.5 billion;		0.7525% on next $2.5 billion;
	0.90% on next $2.75 billion;		0.7425% on next $ 2.75 billion;
	0.87% on next $4 billion;		0.7125% on next $ 4 billion;
	0.85% in excess of $10 billion		0.6925% in excess of $10 billion
Schroders Multi-Asset World Strategies	1.09% first $300 million;	1.06%	0.9325% first $ 300 million;
	1.08% on next $200 million;		0.9225% on next $ 200 million;
	1.07% on next $250 million;		0.9125% on next $ 250 million;
	1.06% on next $ 2.5 billion;		0.9025% on next $2.5 billion;
	1.05% on next $2.75 billion;		0.8925% on next $ 2.75 billion;
	1.02% on next $4 billion;		0.8625% on next $ 4 billion;
	1.00% in excess of $10 billion		0.8425% in excess of $10 billion
T. Rowe Price Asset Allocation	0.84% first $300 million;	0.76%	0.6825% first $ 300 million;
	0.83% on next $200 million;		0.6725% on next $ 200 million;
	0.82% on next $250 million;		0.6625% on next $ 250 million;
	0.81% on next $ 2.5 billion;		0.6525% on next $2.5 billion;
	0.80% on next $2.75 billion;		0.6425% on next $ 2.75 billion;
	0.77% on next $4 billion;		0.6125% on next $ 4 billion;
	0.75% in excess of $10 billion		0.5925% in excess of $10 billion

B11

	Advisory Fees through June 30, 2015	Effective Advisory Fees	Advisory Fees effective July 1, 2015
T. Rowe Price Growth Opportunities	0.89% first $300 million;	0.89%	0.7325% first $300 million;
	0.88% on next $200 million;		0.7225% on next $ 200 million;
	0.87% on next $250 million;		0.7125% on next $ 250 million;
	0.86% on next $2.5 billion;		0.7025% on next $2.5 billion;
	0.85% on next $2.75 billion;		0.6925% on next $ 2.75 billion;
	0.82% on next $4 billion;		0.6625% on next $ 4 billion;
	0.80% in excess of $10 billion		0.6425% in excess of $ 10 billion

	Fee Waivers through June 30, 2015	Fee Waivers and/or Expense Limitations effective July 1, 2015
Advanced Strategies	contractually waive 0.01%	effective January 3, 2016
	through January 2, 2015(1)	contractually waive 0.014%
through June 30, 2016(1)
Blackrock/Loomis Sayles Bond	effective January 3, 2015	contractually waive 0.035%
	contractually waive 0.035%	through June 30, 2016
through June 30, 2016
FI Pyramis® Quantitative	contractually waive 0.14%	contractually waive 0.14%
	through June 30, 2015	through June 30, 2016
Legg Mason Diversified Growth	contractually limit expenses to	contractually limit expenses to
	1.07% through June 30, 2015	1.07% through June 30, 2016
PIMCO Limited Maturity Bond	N/A	contractually waive 0.057%
through June 30, 2016
T. Rowe Price Asset Allocation	contractually waive 0.02%	effective April 1, 2015
	through March 31, 2015*	contractually waive 0.022%
through October 31, 2016
T. Rowe Price Growth Opportunities	N/A	effective April 1, 2015
contractually waive 0.002%
through October 31, 2016

*	Through February 28, 2015, the manager had voluntarily agreed to waive two-thirds of the incremental increase in their net management fees as a result of the underlying voluntary subadviser fee discount and an additional 0.01% was waived for a total management fee waiver of 0.03% for the six months ended June 30, 2015.

**	Voluntarily reimburse expenses and/or waive fees to the extent that the Portfolio’s “Acquired Funds Fees and Expenses” exceed 0.20% of the Portfolio’s average daily net assets.

#	The advisory fee amount waiver and/or expense reimbursement exceeds the advisory fee for the current period due to expense limitations described above.

(1)	The Investment Managers have voluntarily agreed to waive the Portfolio’s investment management fee to the extent Portfolio assets are invested in underlying AST portfolios.

AST Investment Services, Inc., PI, PIM and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Portfolios have entered into a brokerage commission recapture agreement with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Portfolio on whose behalf the trades were made. Commission recapture is paid solely to those Portfolios generating the applicable trades. Such amounts are included within realized gain or loss on investment transactions presented in the Statement of Operations. For the six months ended June 30, 2015, brokerage commission recaptured under these agreements was as follows:

Amount
Advanced Strategies	$73,780
FI Pyramis Quantitative Asset Allocation	83,281
Legg Mason Diversified Growth	256
RCM World Trends	38,947

4.	Other Transactions with Affiliates

The Trust, excluding Balanced Asset Allocation Portfolio, Franklin Templeton Founding Funds Plus Portfolio and Preservation Asset Allocation Portfolio, has entered into an agreement with Prudential Annuities Distributors, Inc. (“PAD”), an indirect, wholly-owned subsidiary of Prudential Financial, Inc. PAD serves as the distributor for the shares of each Portfolio of the Trust. Each class of shares is offered and redeemed at its net asset value without any sales load. The Trust has adopted a Shareholder Services and Distribution Plan pursuant to Rule

B12

12b-1 under the 1940 Act (the 12b-1 Plan) for the shares of each Portfolio of the Trust, with the exception of Balanced Asset Allocation Portfolio, Defensive Asset Allocation, Franklin Templeton Founding Funds Plus Portfolio, and Preservation Asset Allocation Portfolio. In addition, no 12b-1 fee is charged for the assets of Advanced Strategies Portfolio that are invested in other portfolios of the Trust. Under the 12b-1 Plan, the shares of each covered Portfolio are charged an annual fee to compensate PAD and its affiliates for providing various administrative and distribution services to each covered Portfolio. The annual shareholder services and distribution (12b-1) fee for each covered Portfolio’s shares is 0.10% of the average daily net assets of each Portfolio. Effective July 1, 2015, the annual shareholder services and distribution (12b-1) fee for each covered Portfolio’s shares is 0.25% of the average daily net assets of each Portfolio.

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent of the Portfolios. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Certain officers and Trustees of the Trust are officers, employees or directors of the Investment Manager. The Trust pays no compensation directly to its officers, employees or interested Trustees. The Investment Manager also pays for occupancy and certain clerical and administrative expenses. The Trust bears all other costs and expenses.

The Trust invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

PIM, an indirect, wholly-owned subsidiary of Prudential, is the Trust’s securities lending agent. Earnings from securities lending are disclosed on the Statement of Operations as “Affiliated income from securities lending, net”. For the six months ended June 30, 2015, PIM was compensated as follows for these services by the Portfolios:

Amount
Advanced Strategies	$249,424
BlackRock Global Strategies	88,038
FI Pyramis® Quantitative	139,609
Prudential Growth Allocation	103,869
RCM World Trends	163,281
Schroders Global Tactical	74,927
Schroders Multi-Asset World Strategies	114,652
T. Rowe Price Asset Allocation	262,371

5.	Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments and U.S. Government securities, for the six months ended June 30, 2015, were as follows:

	Cost of Purchases	Proceeds from Sales
Advanced Strategies	$2,773,176,435	$2,387,360,147
Balanced Asset Allocation	1,072,612,994	1,342,895,072
BlackRock Global Strategies	2,188,481,885	2,210,094,193
BlackRock/Loomis Sayles Bond	10,286,265,565	8,803,031,470
Defensive Asset Allocation	75,770,407	46,427,457
FI Pyramis® Quantitative	2,420,630,115	2,335,408,861
Franklin Templeton Founding Funds Plus	64,502,509	32,978,723
Legg Mason Diversified Growth	45,224,493	9,870,663
PIMCO Limited Maturity Bond	852,296,908	615,180,166
Preservation Asset Allocation	553,900,719	827,392,719
Prudential Growth Allocation	5,341,931,990	5,926,156,656
RCM World Trends	501,616,097	522,270,208
Schroders Global Tactical	911,815,211	945,448,420
Schroders Multi-Asset World Strategies	1,148,097,076	1,305,031,815
T. Rowe Price Asset Allocation	4,084,280,678	3,980,943,985
T. Rowe Price Growth Opportunities	206,104,165	80,747,840

B13

A summary of cost of purchases and proceeds of sales of shares of affiliated mutual funds, other than short-term investments, for the six months ended June 30, 2015 is presented as follows:

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Proceeds of Sales	Distributions Received	Value, End of Period
Advanced Strategies
Goldman Sachs Small-Cap Value	$41,773,741	$—	$—	$—	$42,793,744
Small-Cap Growth	69,076,537	1,417,600	11,618,030	—	65,566,471
Small-Cap Growth Opportunities	51,132,313	13,076,030	4,713,600	—	66,421,838
Small-Cap Value	92,271,610	2,600,000	19,424,000	—	77,097,769

	$254,254,201	$17,093,630	$35,755,630	$—	$251,879,822

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Proceeds of Sales	Distributions Received	Value, End of Period
Balanced Asset Allocation
AQR Emerging Markets Equity	$23,349,073	$27,109	$11,405,000	$—	$12,348,672
AQR Large-Cap	961,321,513	120,658,167	59,440,000	—	1,043,045,508
Boston Partners Large-Cap Value	178,224,895	59,129,262	10,055,000	—	227,709,583
ClearBridge Dividend Growth	485,269,324	650,899	251,596,416	—	226,499,841
Goldman Sachs Large-Cap Value	239,982,840	352,527	13,885,315	—	229,965,551
Goldman Sachs Mid-Cap Growth	18,190,280	26,060	630,000	—	17,896,995
Goldman Sachs Small-Cap Value	71,115,241	—	1,000,000	—	71,800,432
Goldman Sachs Strategic Income	235,797,515	13,457,273	4,385,000	—	242,734,501
Herndon Large-Cap Value	169,704,141	5,531,309	8,235,000	—	167,616,754
High Yield	115,805,056	89,955,000	—	—	210,512,734
International Growth	594,752,654	13,617,958	147,711,095	—	502,626,160
International Value	585,627,746	15,617,958	138,109,214	—	498,034,271
Jennison Large-Cap Growth	173,472,039	113,897,082	18,550,000	—	284,121,167
Large-Cap Value	181,780,211	59,976,945	15,055,000	—	228,877,967
Loomis Sayles Large-Cap Growth	455,505,785	592,477	141,814,934	—	327,668,569
Lord Abbett Core Fixed-Income	448,512,330	21,357,387	9,770,000	—	458,767,615
MFS Growth	336,632,525	464,762	73,266,000	—	276,341,054
MFS Large-Cap Value	183,902,586	264,395	14,833,211	—	171,345,747
Mid-Cap Value	18,938,967	27,257	650,000	—	18,644,141
Money Market	50,685,792	75,191	—	—	50,760,983
Neuberger Berman Core Bond	238,781,379	15,457,273	4,385,000	—	249,723,235
Neuberger Berman Mid-Cap Growth	18,227,624	26,060	1,630,000	—	18,427,873
Neuberger Berman/LSV Mid-Cap Value	18,968,587	27,257	650,000	—	18,828,795
Parametric Emerging Markets Equity.	19,786,543	23,720	9,357,000	—	10,406,973
PIMCO Limited Maturity Bond	83,690,408	10,145,853	1,510,000	—	93,192,638
Prudential Core Bond	1,195,910,936	59,294,365	24,395,000	—	1,228,051,140
QMA Emerging Markets Equity	14,602,121	16,943	7,255,000	—	7,677,153
QMA International Core Equity	—	246,342,964	9,531,700		251,347,449
QMA Large-Cap	960,987,889	112,325,861	50,440,000	—	1,037,051,122
Small-Cap Growth	127,076,096	156,042	31,791,429	—	107,333,667
Small-Cap Growth Opportunities	85,428,013	20,323,701	11,125,000	—	105,009,991
Small-Cap Value	160,088,223	312,591	17,050,000	—	145,670,968
T. Rowe Price Equity Income	238,235,754	322,982	122,356,258	—	113,273,321
T. Rowe Price Large-Cap Growth	169,435,470	56,911,852	16,800,000	—	219,531,599
T. Rowe Price Natural Resources	8,164,707	13,731	202,500	—	7,692,750
Templeton Global Bond	250,579	—	—	—	248,034
Western Asset Core Plus Bond	866,223,086	35,157,616	24,070,000	—	880,925,813
Western Asset Emerging Markets Debt	139,344,890	75,165	89,955,000	—	47,862,274

	$9,873,772,818	$1,072,612,994	$1,342,895,072	$—	$9,809,573,040

B14

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Proceeds of Sales	Distributions Received	Value, End of Period
Defensive Asset Allocation
AQR Emerging Markets Equity	$154,374	$31,516	$94,940	$—	$94,139
AQR Large-Cap	6,174,110	2,338,314	1,390,516	—	7,284,186
Boston Partners Large-Cap Value	1,182,711	667,400	278,348	—	1,581,780
ClearBridge Dividend Growth	3,121,143	664,615	2,122,965	—	1,615,073
Goldman Sachs Large-Cap Value	1,574,372	340,142	363,041	—	1,583,926
Goldman Sachs Mid-Cap Growth	116,099	25,182	23,231	—	120,751
Goldman Sachs Strategic Income	14,729,476	4,314,163	1,966,570	—	16,955,659
Herndon Large-Cap Value	1,123,957	322,796	266,522	—	1,189,749
High Yield	6,013,011	8,751,388	2,238,134	—	12,830,543
International Growth	3,737,794	977,282	1,390,327	—	3,617,290
International Value	3,689,121	1,042,282	1,384,730	—	3,597,136
Jennison Large-Cap Growth	1,099,857	1,179,945	434,605	—	1,957,332
Large-Cap Value	1,186,317	684,712	312,883	—	1,580,545
Loomis Sayles Large-Cap Growth	2,954,536	638,371	1,370,109	—	2,329,698
Lord Abbett Core Fixed-Income	28,110,987	6,982,473	3,148,763	—	31,791,864
MFS Growth	2,204,377	500,174	850,504	—	1,951,230
MFS Large-Cap Value	1,185,546	288,681	306,753	—	1,185,929
Mid-Cap Value	125,313	26,300	31,835	—	122,341
Money Market	4,772,315	1,069,831	860,550	—	4,981,595
Neuberger Berman Core Bond	14,955,445	3,738,618	1,702,680	—	16,955,660
Neuberger Berman Mid-Cap Growth	116,678	25,182	34,501	—	120,865
Neuberger Berman/LSV Mid-Cap Value	125,060	26,300	32,920	—	122,274
Parametric Emerging Markets Equity	131,188	24,543	74,325	—	81,770
PIMCO Limited Maturity Bond	5,704,684	1,504,814	703,200	—	6,562,078
Prudential Core Bond	74,774,599	19,112,388	8,738,379	—	84,778,302
QMA Emerging Markets Equity	96,220	19,056	58,520	—	58,941
QMA International Core Equity	—	2,050,961	360,436	—	1,796,836
QMA Large Cap Value	6,138,573	2,297,207	1,270,031	—	7,283,652
Small-Cap Growth	785,729	158,741	301,162	—	728,373
Small-Cap Growth Opportunities	514,239	284,226	144,639	—	730,862
Small-Cap Value	1,415,111	323,190	235,847	—	1,535,387
T. Rowe Price Equity Income	1,564,620	296,770	1,054,064	—	790,176
T. Rowe Price Large-Cap Growth	1,103,818	714,131	328,371	—	1,563,739
T. Rowe Price Natural Resources	58,474	14,455	36,920	—	35,334
Western Asset Core Plus Bond	54,157,933	13,528,912	6,265,949	—	61,518,184
Western Asset Emerging Markets Debt	8,745,955	805,347	6,250,187	—	3,204,426

	$253,643,742	$75,770,408	$46,427,457	$—	$284,237,625

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Proceeds of Sales	Distributions Received	Value, End of Period
Franklin Templeton Founding Funds Plus
Franklin Templeton Founding Funds Allocation	$709,735,953	$36,717,862	$17,058,876	$—	$734,578,874
Templeton Global Bond	238,955,846	27,784,647	15,919,847	—	248,255,065

	$948,691,799	$64,502,509	$32,978,723	$—	$982,833,939

B15

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Proceeds of Sales	Distributions Received	Value, End of Period
Legg Mason Diversified Growth
Western Asset Core Plus Bond	$1,178,437	$4,926,000	$—	$—	$6,057,483
Western Asset Emerging Markets Debt	235,288	973,000	—	—	1,201,229

	$1,413,725	$5,899,000	$—	$—	$7,258,712

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Proceeds of Sales	Distributions Received	Value, End of Period
Preservation Asset Allocation
AQR Emerging Markets Equity	$9,290,339	$—	$4,212,000	$—	$5,239,693
AQR Large-Cap	383,527,409	53,502,251	41,630,000	—	403,980,507
Boston Partners Large-Cap Value	71,961,626	24,451,508	6,890,000	—	89,785,813
ClearBridge Dividend Growth	190,421,621	—	99,725,933	—	87,768,669
Goldman Sachs Large-Cap Value	95,484,441	3,099,361	9,390,929	—	90,681,007
Goldman Sachs Mid-Cap Growth	7,363,743	200,000	377,000	—	7,317,590
Goldman Sachs Small-Cap Value	35,824,694	—	—	—	36,699,437
Goldman Sachs Strategic Income	292,646,221	3,240,000	6,260,000	—	286,943,554
Herndon Large-Cap Value	67,215,123	3,181,079	4,619,175	—	66,082,994
High Yield	142,800,502	111,130,000	—	—	259,795,970
International Growth	236,795,487	4,000,000	67,741,557	—	189,646,601
International Value	233,677,606	7,000,000	64,636,007	—	190,014,967
Jennison Large-Cap Growth	65,574,816	51,710,180	11,815,000	—	111,554,205
Large-Cap Value	72,087,942	27,037,341	9,890,000	—	90,244,206
Loomis Sayles Large-Cap Growth	180,367,198	5,000,000	64,587,651	—	126,465,719
Lord Abbett Core Fixed Income	558,297,254	5,200,000	18,315,000	—	543,912,156
MFS Growth	134,946,489	3,000,000	37,779,806	—	105,264,723
MFS Large-Cap Value	70,954,630	3,660,383	7,924,909	—	67,539,629
Mid-Cap Value	7,936,622	200,000	390,000	—	7,887,433
Money Market	86,979,481	—	—	—	86,979,481
Neuberger Berman Core Bond	297,053,071	2,240,000	9,260,000	—	290,090,425
Neuberger Berman Mid-Cap Growth	7,368,336	200,000	377,000	—	7,970,305
Neuberger Berman/LSV Mid-Cap Value	7,816,132	200,000	390,000	—	7,829,979
Parametric Emerging Markets Equity	7,772,055	—	3,181,000	—	4,573,221
PIMCO Limited Maturity Bond	108,985,070	7,000,000	1,985,000	—	115,045,039
Prudential Core Bond	1,485,724,204	31,200,000	53,815,000	—	1,460,664,019
QMA Emerging Markets Equity	5,884,019	—	3,132,000	—	2,874,175
QMA International Core Equity	—	98,267,564	10,225,000	—	93,837,991
QMA Large-Cap	382,856,684	49,568,682	36,630,000	—	401,706,568
Small-Cap Growth	51,971,239	2,000,000	17,048,092	—	41,578,243
Small-Cap Growth Opportunities	33,361,493	10,608,092	7,350,000	—	40,651,588
Small-Cap Value	59,488,531	—	12,055,000	—	48,106,390
T. Rowe Price Equity Income	94,632,655	3,000,000	51,859,660	—	44,656,655
T. Rowe Price Large-Cap Growth	66,305,681	27,884,278	11,735,000	—	86,502,248
T. Rowe Price Natural Resources	3,642,567	—	145,000	—	3,374,630
Templeton Global Bond	1,426,378	—	—	—	1,411,890
Western Asset Core Plus Bond	1,076,040,491	16,120,000	40,890,000	—	1,056,231,783
Western Asset Emerging Markets Debt	171,418,427	—	111,130,000	—	58,309,367

	$6,805,900,277	$553,900,719	$827,392,719	$—	$6,619,218,870

B16

Written options transactions, during the six months ended June 30, 2015, were as follows:

	Advanced Strategies		BlackRock Global Strategies
	Number of Contracts/ Notional Amount	Premium	Number of Contracts/ Notional Amount	Premium
Balance at beginning of period	263,421,240	$3,530,088	97,050	$87,647
Written options	1,124,870,640	6,702,068	454,456	355,819
Expired options	(622,737,500)	(3,780,505)	(277,900)	(132,019)
Closed options	(276,037,040)	(1,882,142)	(144,450)	(63,848)

Balance at end of period	489,517,340	$4,569,509	129,156	$247,599

	BlackRock/Loomis Sayles		PIMCO Limited Maturity
	Number of Contracts/ Notional Amount	Premium	Number of Contracts/ Notional Amount	Premium
Balance at beginning of period	—	$—	113,300,000	$207,826
Written options	11,959,000	2,130,598	163,590,000	959,814
Expired options	—	—	(80,400,000)	(404,404)
Closed options	—	—	(189,070,000)	(612,981)

Balance at end of period	11,959,000	$2,130,598	7,420,000	$150,255

	Prudential Growth Allocation
	Number of Contracts/ Notional Amount	Premium
Balance at beginning of period	4,950,000	$344,629
Written options	11,656,000	761,811
Expired options	(6,947,000)	(575,989)
Closed options	(4,984,000)	(303,304)

Balance at end of period	4,675,000	$227,147

6.	Tax Information

All Portfolios are treated as partnerships for tax purposes. The character of the cash distributions, if any, made by the partnerships is generally classified as return of capital nontaxable distributions. After each fiscal year each shareholder of record will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value. The Portfolios generally attempt to manage their diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Management has analyzed the Portfolios’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provisions for income tax are required in the Portfolios’ financial statements for the current reporting period. The Portfolios’ federal, state and local income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

7.	Line of Credit

The Portfolios, along with other affiliated registered investment companies (the “Funds”), were parties to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 9, 2014 through October 8, 2015. The Funds pay an annualized commitment fee of 0.075% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

B17

	Average Advances Outstanding During the Period	Average Interest Rate	Number of Days Advances Outstanding During the Period	Maximum Advance Outstanding During the Period	Outstanding Borrowings at June 30, 2015
Advanced Strategies	$3,063,600	1.42%	5	$8,660,000	—
BlackRock Global Strategies	899,167	1.43%	6	3,593,000	—
FI Pyramis® Quantitative	921,125	1.42%	8	1,425,000	—
Legg Mason Diversified Growth	662,000	1.42%	1	662,000	—
Prudential Growth Allocation	3,820,727	1.43%	11	7,899,000	—
Schroders Global Tactical	1,611,842	1.42%	19	3,214,000	—

8.	Capital

The Declaration of Trust permits the Trust’s Board of Trustees to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest with a par value of $.001 per share.

9.	Ownership

As of June 30, 2015, substantially all shares of the Portfolios were owned of record by the following affiliates of the Trust: Prudential Annuities Life Assurance Corporation (“PALAC”), Pruco Life Insurance Company of New Jersey (“PLNJ”) and Pruco Life Insurance Company (“PLAZ”) on behalf of the owners of the variable insurance products issued by each of these entities; and by other Portfolios of the Advanced Series Trust as part of their investments.

10.	Reorganization

At a meeting held on June 15, 2015, the Board of Trustees of the Trust approved plans of reorganization whereby the Target Portfolios would be acquired by the respective Acquiring Portfolios of the Advanced Series Trust, in the table below.

Target Portfolios	Acquiring Portfolios
Franklin Templeton Founding Funds Plus	RCM World Trends
Schroders Multi-Asset World Strategies	Schroders Global Tactical

The reorganizations are currently pending shareholder approval. A special meeting of shareholders of each Target Portfolio will be held on or about October 5, 2015 where shareholders of each Target Portfolio will be asked to approve or disapprove the respective plan of reorganization. It is expected that each reorganization, if approved, would be completed on or about October 16, 2015.

11.	New Accounting Pronouncement

In May 2015, the FASB issued ASU No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for the Fund for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

12.	Subsequent Event

Effective July 13, 2015, The AST PIMCO Limited Maturity Bond Portfolio has been renamed the AST BlackRock Low Duration Bond Portfolio and Pacific Investment Management Company LLC (PIMCO) was replaced as subadvisor of the Portfolio by BlackRock Financial Management, Inc., BlackRock International Limited and BlackRock (Singapore) Limited.

B18

Financial Highlights

(Unaudited)

	AST Advanced Strategies Portfolio
	Six Months Ended June 30, 2015		Year Ended December 31,
			2014	2013(c)	2012(c)	2011	2010
Per Share Operating Performance:
Net Asset Value, beginning of period	$14.94		$14.08	$12.08	$10.84	$10.93	$9.73

Income (Loss) From Investment Operations:
Net investment income	.10		.18	.14	.18	.17	.12
Net realized and unrealized gain (loss) on investments	.19		.68	1.86	1.28	(.16)	1.20

Total from investment operations	.29		.86	2.00	1.46	.01	1.32

Less Distributions:	—		—	—	(.22)	(.10)	(.12)

Net Asset Value, end of period	$15.23		$14.94	$14.08	$12.08	$10.84	$10.93

Total Return(a)	1.94%		6.11%	16.56%	13.65%	.11%	13.71%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$8,933.0		$8,895.8	$8,426.2	$6,350.6	$3,784.3	$3,505.8
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.89	%(d)	.89%	.90%	.93%	.95%	.97%
Expenses Before Waivers and/or Expense Reimbursement	.92	%(d)	.92%	.93%	.98%	.99%	.99%
Net investment income	1.27	%(d)	1.25%	1.10%	1.54%	1.74%	1.59%
Portfolio turnover rate	72	%(e)	140%	148%	172%	221%	155%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Annualized.

(e)	Not annualized.

	AST Balanced Asset Allocation Portfolio
	Six Months Ended June 30, 2015		Year Ended December 31,
			2014	2013	2012	2011	2010(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$14.70		$13.80	$11.73	$10.91	$11.11	$9.98

Income (Loss) From Investment Operations:
Net investment income (loss)	(.01)		(.02)	(.02)	.11	.12	.08
Net realized and unrealized gain (loss) on investments	.30		.92	2.09	1.21	(.25)	1.14

Total from investment operations	.29		.90	2.07	1.32	(.13)	1.22

Less Distributions:	—		—	—	(.50)	(.07)	(.09)

Net Asset Value, end of period	$14.99		$14.70	$13.80	$11.73	$10.91	$11.11

Total Return(a)	1.97%		6.52%	17.65%	12.48%	(1.22)%	12.31%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$10,955.2		$11,009.6	$10,590.7	$8,712.2	$6,447.4	$6,887.8
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.16	%(d)	.16%	.16%	.15%	.16%	.16%
Expenses Before Waivers and/or Expense Reimbursement	.16	%(d)	.16%	.16%	.16%	.16%	.16%
Net investment income (loss)	(.14	)%(d)	(.14)%	(.15)%	1.06%	1.06%	.80%
Portfolio turnover rate	11	%(e)	16%	47%	38%	71%	34%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Annualized.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Financial Highlights

(Unaudited)

	AST BlackRock Global Strategies Portfolio
	Six Months Ended June 30, 2014		Year Ended December 31,			April 29, 2011(c) through December 31, 2011
			2014	2013	2012
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.00		$11.45	$10.32	$9.27	$10.00

Income (Loss) From Investment Operations:
Net investment income	.07		.12	.09	.10	.06
Net realized and unrealized gain (loss) on investments	.01		.43	1.04	1.00	(.79)

Total from investment operations	.08		.55	1.13	1.10	(.73)

Less Distributions:	—		—	—	(.05)	—

Net Asset Value, end of period	$12.08		$12.00	$11.45	$10.32	$9.27

Total Return(a)	.67%		4.80%	10.95%	11.90%	(7.30)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,341.1		$2,325.9	$2,207.7	$1,772.9	$1,088.4
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.11	%(d)	1.11%	1.10%	1.10%	1.08	%(d)
Expenses Before Waivers and/or Expense Reimbursement	1.11	%(d)	1.11%	1.11%	1.13%	1.15	%(d)
Net investment income	1.12	%(d)	1.01%	.98%	1.26%	1.10	%(d)
Portfolio turnover rate	127	%(e)	266%	380%	550%	314	%(e)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Annualized.

(e)	Not annualized.

	AST Blackrock / Loomis Sayles Bond Portfolio
	Six Months Ended June 30, 2015(c)		Year Ended December 31,
			2014(c)	2013(c)	2012(c)		2011(c)		2010(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.81		$12.29	$12.52	$11.91		$12.16		$11.70

Income (Loss) From Investment Operations:
Net investment income	.14		.22	.18	.25		.26		.25
Net realized and unrealized gain (loss) on investments	(.21)		.30	(.41)	.84		.13		.64

Total from investment operations	(.07)		.52	(.23)	1.09		.39		.89

Less Distributions:	—		—	—	(.48)		(.64)		(.43)

Net Asset Value, end of period	$12.74		$12.81	$12.29	$12.52		$11.91		$12.16

Total Return(a)	(.55)%		4.23%	(1.84)%	9.32%		3.18%		7.72%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3,839.4		$4,050.1	$7,045.8	$8,159.5		$6,925.1		$9,779.9
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.71	%(d)	.73%	.72%	.73	%(e)	.74	%(e)	.74	%(e)
Expenses Before Waivers and/or Expense Reimbursement	.75	%(d)	.73%	.73%	.77	%(e)	.77	%(e)	.77	%(e)
Net investment income	2.16	%(d)	1.75%	1.46%	2.06%		2.14%		2.09%
Portfolio turnover rate	347	%(f)	280%	348%	482%		755%		633%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Annualized.

(e)	The expense ratio reflects the interest and fees expense related to the liability for the floating rate notes issued in conjunction with inverse floater securities.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C2

Financial Highlights

(Unaudited)

	AST Defensive Asset Allocation Portfolio
	Six Months Ended June 30, 2015		Year Ended December 31, 2014	April 29, 2013(c) through December 31, 2013(d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.31		$9.80	$10.00

Income (Loss) From Investment Operations:
Net investment loss	(.01)		(.01)	(.02)
Net realized and unrealized gain (loss) on investments	.06		.52	(.18)

Total from investment operations	.05		.51	(.20)

Net Asset Value, end of period	$10.36		$10.31	$9.80

Total Return(a)	.48%		5.20%	(2.00)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$285.5		$254.9	$129.3
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.19	%(e)	.21%	.37	%(e)
Expenses Before Waivers and/or Expense Reimbursement	.19	%(e)	.21%	.37	%(e)
Net investment loss	(.19	)%(e)	(.21)%	(.37	)%(e)
Portfolio turnover rate	16	%(f)	55%	38	%(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)	Not annualized.

	AST FI Pyramis® Quantitative Portfolio
	Six Months Ended June 30, 2015		Year Ended December 31,
			2014	2013	2012(c)	2011	2010(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.11		$11.74	$10.23	$9.46	$9.76	$8.69

Income (Loss) From Investment Operations:
Net investment income	.10		.20	.18	.22	.21	.22
Net realized and unrealized gain (loss) on investments	.36		.17	1.33	.77	(.35)	1.00

Total from investment operations	.46		.37	1.51	.99	(.14)	1.22

Less Distributions:	—		—	—	(.22)	(.16)	(.15)

Net Asset Value, end of period	$12.57		$12.11	$11.74	$10.23	$9.46	$9.76

Total Return(a)	3.80%		3.15%	14.76%	10.64%	(1.51)%	14.36%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$5,030.4		$4,929.2	$5,030.0	$4,112.7	$2,784.0	$2,787.4
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.80	%(d)	.82%	.89%	.93%	.94%	.94%
Expenses Before Waivers and/or Expense Reimbursement	.94	%(d)	.94%	.93%	.97%	.98%	.98%
Net investment income	1.49	%(d)	1.45%	1.79%	2.23%	2.33%	2.46%
Portfolio turnover rate	61	%(e)	241%	69%	94%	130%	62%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Annualized.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C3

Financial Highlights

(Unaudited)

	AST Franklin Templeton Founding Funds Plus Portfolio
	Six Months Ended June 30, 2015(d)		Year Ended December 31, 2014	April 29, 2013(c) through December 31, 2013
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.22		$10.94	$10.00

Income (Loss) From Investment Operations:
Net investment loss	—	(e)	— (e)	—	(e)

Net realized and unrealized gain on investments	.04		.28	.94

Total from investment operations	.04		.28	.94
Net Asset Value, end of period	$11.26		$11.22	$10.94

Total Return(a)	.36%		2.56%	9.40%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$982.8		$950.7	$494.6
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.04	%(f)	.04%	.09	%(f)
Expenses Before Waivers and/or Expense Reimbursement	.04	%(f)	.04%	.09	%(f)
Net investment loss	(.04	)%(f)	(.04)%	(.09	)%(f)
Portfolio turnover rate	3	%(g)	2%	2	%(g)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Less than $0.005 per share.

(f)	Annualized.

(g)	Not annualized.

	AST Legg Mason Diversified Growth Portfolio
	Six Months Ended June 30, 2015(d)		November 24, 2014(c) through December 31, 2014
Per Share Operating Performance:
Net Asset Value, beginning of period	$9.96		$10.00

Income (Loss) From Investment Operations:
Net investment income	.08		.01
Net realized and unrealized gain (loss) on investments	.09		(.05)

Total from investment operations	.17		(.04)

Net Asset Value, end of period	$10.13		$9.96

Total Return(a)	1.71%		(.40)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$49.1		$9.5
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.97	%(e)	.96	%(e)
Expenses Before Waivers and/or Expense Reimbursement	2.48	%(e)	9.18	%(e)
Net investment income	1.61	%(e)	1.29	%(e)
Portfolio turnover rate	40	%(f)	11	%(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C4

Financial Highlights

(Unaudited)

	AST PIMCO Limited Maturity Bond Portfolio
	Six Months Ended June 30, 2015(c)		Year Ended December 31,
			2014(c)	2013	2012(c)	2011(c)	2010(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.34		$10.35	$10.58	$10.55	$10.58	$10.46

Income (Loss) From Investment Operations:
Net investment income	.05		.15	.13	.10	.14	.11
Net realized and unrealized gain (loss) on investments	.05		(.16)	(.36)	.38	.11	.29

Total from investment operations	.10		(.01)	(.23)	.48	.25	.40

Less Distributions:	—		—	—	(.45)	(.28)	(.28)

Net Asset Value, end of period	$10.44		$10.34	$10.35	$10.58	$10.55	$10.58

Total Return(a)	.97%		(.10)%	(2.17)%	4.60%	2.34%	3.90%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$901.0		$918.7	$1,052.5	$1,178.0	$1,026.2	$968.4
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.77	%(d)	.77%	.76%	.76%	.77%	.79	%(e)
Expenses Before Waivers and/or Expense Reimbursement	.77	%(d)	.77%	.76%	.78%	.78%	.80	%(e)
Net investment income	.87	%(d)	1.48%	1.09%	.95%	1.34%	1.02%
Portfolio turnover rate(f)	181	%(g)	278%	85%	297%	575%	368%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Annualized.

(e)	Includes interest expense of 0.01% for the year ended December 31, 2010.

(f)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(g)	Not annualized.

	AST Preservation Asset Allocation Portfolio
	Six Months Ended June 30, 2015		Year Ended December 31,
			2014	2013(c)	2012(c)	2011(c)	2010(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$13.92		$13.16	$12.05	$11.76	$11.75	$10.78

Income (Loss) From Investment Operations:
Net investment income (loss)	—	(d)	(.01)	(.02)	.17	.16	.13
Net realized and unrealized gain (loss) on investments	.16		.77	1.13	1.00	(.04)	1.00

Total from investment operations	.16		.76	1.11	1.17	.12	1.13

Less Distributions:	—		—	—	(.88)	(.11)	(.16)

Net Asset Value, end of period	$14.08		$13.92	$13.16	$12.05	$11.76	$11.75

Total Return(a)	1.15%		5.78%	9.21%	10.38%	.99%	10.57%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$7,228.2		$7,488.2	$7,669.2	$7,677.2	$5,854.6	$5,299.9
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.16	%(e)	.16%	.16%	.15%	.16%	.17%
Expenses Before Waivers and/or Expense Reimbursement	.16	%(e)	.16%	.16%	.16%	.16%	.17%
Net investment income (loss)	(.14	)%(e)	(.15)%	(.15)%	1.40%	1.34%	1.13%
Portfolio turnover rate	8	%(f)	19%	30%	26%	58%	24%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Less than $0.005 per share.

(e)	Annualized.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C5

Financial Highlights

(Unaudited)

	AST Prudential Growth Allocation Portfolio
	Six Months Ended June 30, 2015		Year Ended December 31,
			2014	2013	2012	2011	2010(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$13.06		$11.96	$10.22	$9.20	$9.91	$8.42

Income (Loss) From Investment Operations:
Net investment income	.07		.15	.13	.16	.15	.14
Net realized and unrealized gain (loss) on investments	.20		.95	1.61	1.02	(.76)	1.44

Total from investment operations	.27		1.10	1.74	1.18	(.61)	1.58

Less Distributions:	—		—	—	(.16)	(.10)	(.09)

Net Asset Value, end of period	$13.33		$13.06	$11.96	$10.22	$9.20	$9.91

Total Return(a)	2.07%		9.20%	17.03%	12.92%	(6.22)%	19.02%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$7,406.8		$7,157.2	$6,379.5	$5,048.9	$3,253.6	$4,030.3
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.93	%(d)	.92%	.92%	.93%	.93%	.93%
Expenses Before Waivers and/or Expense Reimbursement	.93	%(d)	.93%	.94%	.97%	.98%	.98%
Net investment income	1.17	%(d)	1.28%	1.28%	1.86%	1.43%	1.61%
Portfolio turnover rate	87	%(e)	153%	288%	98%	150%	89%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Annualized.

(e)	Not annualized.

	AST RCM World Trends Portfolio
	Six Months Ended June 30, 2015		Year Ended December 31,
			2014	2013	2012	2011	2010(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.07		$11.49	$10.21	$9.60	$9.96	$8.95

Income (Loss) From Investment Operations:
Net investment income	.09		.14	.07	.05	.06	.06
Net realized and unrealized gain (loss) on investments	.18		.44	1.21	.91	(.24)	1.00

Total from investment operations	.27		.58	1.28	.96	(.18)	1.06

Less Distributions:	—		—	—	(.35)	(.18)	(.05)

Net Asset Value, end of period	$12.34		$12.07	$11.49	$10.21	$9.60	$9.96

Total Return(a)	2.24%		5.05%	12.54%	10.28%	(1.82)%	11.92%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$4,684.5		$4,655.1	$4,457.3	$3,616.9	$2,196.5	$1,974.6
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.04	%(d)	1.00%	.74%	.21%	.23%	.23%
Expenses Before Waivers and/or Expense Reimbursement	1.04	%(d)	1.04%	.82%	.30%	.32%	.32%
Net investment income	1.33	%(d)	1.20%	.73%	.73%	.72%	.66%
Portfolio turnover rate	13	%(e)	34%	153%	96%	113%	44%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Annualized.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C6

Financial Highlights

(Unaudited)

	AST Schroders Global Tactical Portfolio
	Six Months Ended June 30, 2015		Year Ended December 31,
			2014	2013(c)	2012(c)	2011	2010(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$14.81		$14.00	$11.85	$10.34	$10.71	$9.40

Income (Loss) From Investment Operations:
Net investment income	.05		.26	.21	.11	.06	.05
Net realized and unrealized gain (loss) on investments	.31		.55	1.94	1.52	(.31)	1.29

Total from investment operations	.36		.81	2.15	1.63	(.25)	1.34

Less Distributions:	—		—	—	(.12)	(.12)	(.03)

Net Asset Value, end of period	$15.17		$14.81	$14.00	$11.85	$10.34	$10.71

Total Return(a)	2.43%		5.79%	18.14%	15.91%	(2.39)%	14.34%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$4,714.1		$4,594.6	$4,329.7	$3,011.3	$1,613.7	$1,586.4
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.04	%(d)	1.04%	1.05%	.81%	.23%	.24%
Expenses Before Waivers and/or Expense Reimbursement	1.04	%(d)	1.04%	1.06%	.86%	.32%	.32%
Net investment income	.65	%(d)	1.81%	1.63%	.93%	.61%	.52%
Portfolio turnover rate	36	%(e)	99%	165%	361%	133%	60%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Annualized.

(e)	Not annualized.

	AST Schroders Multi-Asset World Strategies Portfolio
	Six Months Ended June 30, 2015(c)		Year Ended December 31,
			2014(c)	2013	2012	2011	2010(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$16.29		$15.81	$13.83	$12.74	$13.50	$12.17

Income (Loss) From Investment Operations:
Net investment income	.09		.29	.26	.24	.27	.33
Net realized and unrealized gain (loss) on investments	.16		.19	1.72	1.15	(.73)	1.09

Total from investment operations	.25		.48	1.98	1.39	(.46)	1.42

Less Distributions:	—		—	—	(.30)	(.30)	(.09)

Net Asset Value, end of period	$16.54		$16.29	$15.81	$13.83	$12.74	$13.50

Total Return(a)	1.53%		3.04%	14.32%	11.13%	(3.52)%	11.78%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3,674.3		$3,823.4	$4,056.9	$3,605.4	$2,612.7	$2,702.7
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.20	%(d)	1.20%	1.20%	1.20%	1.22%	1.23%
Expenses Before Waivers and/or Expense Reimbursement	1.20	%(d)	1.20%	1.21%	1.24%	1.24%	1.25%
Net investment income	1.08	%(d)	1.78%	1.71%	1.98%	2.14%	2.60%
Portfolio turnover rate	43	%(e)	84%	93%	103%	161%	123%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Annualized.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C7

Financial Highlights

(Unaudited)

	AST T. Rowe Price Asset Allocation Portfolio
	Six Months Ended June 30, 2015		Year Ended December 31,
			2014	2013(c)	2012(c)	2011	2010(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$23.59		$22.28	$19.07	$17.21	$17.05	$15.45

Income From Investment Operations:
Net investment income	.21		.36	.33	.33	.27	.29
Net realized and unrealized gain on investments	.25		.95	2.88	1.95	.07	1.47

Total from investment operations	.46		1.31	3.21	2.28	.34	1.76

Less Distributions:	—		—	—	(.42)	(.18)	(.16)

Capital Contributions:(d)	—		—	—	—	— (e)	—

Net Asset Value, end of period	$24.05		$23.59	$22.28	$19.07	$17.21	$17.05

Total Return(a)	1.95%		5.88%	16.83%	13.50%	1.98%	11.53%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$11,168.6		$11,096.7	$10,345.8	$7,603.6	$4,259.7	$3,523.9
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.88	%(f)	.87%	.89%	.93%	.95%	.96%
Expenses Before Waivers and/or Expense Reimbursement	.91	%(f)	.91%	.92%	.97%	.98%	.98%
Net investment income	1.63	%(f)	1.61%	1.58%	1.77%	1.84%	1.84%
Portfolio turnover rate	43	%(g)	66%	54%	51%	92%	51%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	The Portfolio received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Portfolio shares during the fiscal year ended December 31, 2011. The Portfolio was not involved in the proceedings or in the calculation of the amount of settlement.

(e)	Less than $0.005 per share.

(f)	Annualized.

(g)	Not annualized.

	AST T. Rowe Price Growth Opportunities Portfolio
	Six Months Ended June 30, 2015		February 10, 2014(c) through December 31, 2014
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.67		$10.00

Income From Investment Operations:
Net investment income	.04		.01
Net realized and unrealized gain on investments	.32		.66

Total from investment operations	.36		.67

Net Asset Value, end of period	$11.03		$10.67

Total Return(a)	3.37%		6.70%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$443.9		$303.7
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.19	%(d)	1.60	%(d)
Expenses Before Waivers and/or Expense Reimbursement	1.19	%(d)	1.60	%(d)
Net investment income	.95	%(d)	.29	%(d)
Portfolio turnover rate	25	%(e)	41	%(e)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Annualized.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C8

Approval of Advisory Agreements

I. Renewal of Management and Subadvisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the Board) of Advanced Series Trust (the Trust, and the series thereof, the Portfolios) consists of ten individuals, nine of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and each of its Portfolios, their operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee, and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreements with Prudential Investments LLC (PI) and AST Investment Services, Inc. (ASTIS), as applicable,1 and each Portfolio’s subadvisory agreement(s). As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 15-16, 2015 (the Meeting) and approved the renewal of the agreements through July 31, 2016, after concluding that the renewal of the agreements was in the best interests of the Trust, each Portfolio and each Portfolio’s beneficial shareholders.2

In advance of the Meeting, the Trustees received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant peer universe and peer group, as is further discussed below.

In approving the agreements, the Trustees, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of each Portfolio, the profitability of the Manager and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting as well as information provided throughout the year at regular and special Board meetings, including presentations from the Manager and subadviser personnel such as portfolio managers.

The Trustees determined that the overall arrangements between the Trust and the Manager, which serves as the Trust’s investment manager pursuant to a management agreement, and between the Manager and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with PI, are in the best interest of the Trust, each Portfolio and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, quality and extent of services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by the Manager and each subadviser. The Board considered the services provided by the Manager, including but not limited to the oversight of the subadvisers, as well as the provision of recordkeeping and compliance services to the Trust. With respect to the Manager’s oversight of the subadvisers, the Board noted that PI’s Strategic Investment Research Group (SIRG), a business unit of PI, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance

[1]	PI serves as the sole investment manager for the following portfolio: AST Schroders Global Tactical Portfolio. PI and ASTIS serve as co-investment managers for all of the other portfolios of the Trust.

When used herein, the term “Manager” refers to (1) PI with respect to the AST Schroders Global Tactical Portfolio; and (2) PI and ASTIS collectively with respect to each of the other Portfolios discussed herein.

[2]	The Board did not consider or renew the management or subadvisory agreements at the Meeting with respect to the AST Legg Mason Diversified Growth Portfolio because the Portfolio recently commenced operations and the sole shareholder of the Portfolio and the Board had previously approved the management and subadvisory agreements for the Portfolio for an initial period of two years. The Board noted that it would consider the renewal of the agreements for the Portfolio as part of its annual review of the Trust’s advisory agreements in 2016.

and operations of the subadvisers. The Board also considered that the Manager pays the salaries of all of the officers and management Trustees of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with each Portfolio’s investment restrictions, policies and procedures. The Board considered the Manager’s evaluation of the subadvisers, as well as the Manager’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management responsible for the oversight of each Portfolio and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to the Manager’s and each subadviser’s organizational structure, senior management, investment operations, and other relevant information pertaining to PI and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to both the Manager and each subadviser. The Board noted that Prudential Investment Management, Inc. (PIM), Quantitative Management Associates LLC (QMA), and Jennison Associates LLC (Jennison), which serve as subadvisers to certain of the Portfolios, are each affiliated with the Manager.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by the Manager and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that each Portfolio benefits from the services provided by the Manager and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by the Manager

The Board was provided with information on the profitability of the Manager and its affiliates in serving as the Trust’s investment manager. The Board discussed with the Manager the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board considered information regarding the profitability of PIM, Jennison and QMA, each of which are affiliates of the Manager, on a consolidated basis. Taking these factors into account, the Board concluded that the profitability of the Manager and its affiliates in relation to the services rendered was not unreasonable.

The Board concluded that the level of profitability of a subadviser not affiliated with the Manager may not be as significant as the Manager’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by the Manager and the unaffiliated subadvisers, as well as the fact that the Manager compensates the subadvisers out of its management fee.

Economies of Scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as each Portfolio’s assets grow beyond current levels. The Board noted that the management fee schedules for most of the Portfolios of the Trust contain breakpoints, which have the effect of decreasing the fee rate as assets increase, and that at current asset levels the effective fee rates for many of the Portfolios reflected some of these rate reductions. The Board took note that the fee structure for those Portfolios currently results in benefits to Portfolio shareholders whether or not the Manager realizes any economies of scale. The Board considered that economies of scale can be shared with the Portfolios in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment.

The Board further noted that shareholders of most of the Portfolios of the Trust had recently approved an amended shareholder service and distribution (12b-1) plan that would increase the 12b-1 fee payable by the Portfolios covered by the plan, and that in connection with the approval of the plan, the Manager had agreed to a reduction in the contractual management fee rates for each Portfolio of the Trust covered by the plan. The Board also noted that the reduced contractual management fee rates were scheduled to become effective as of July 1, 2015.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Manager’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to the Manager and the Subadvisers

The Board considered potential ancillary benefits that might be received by the Manager, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by the Manager included fees received by affiliates of the Manager for serving as the Portfolios’ securities lending agent, compensation received by insurance company affiliates of the Manager from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from the Manager’s association with the Trust. The Board also considered information provided by the Manager regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of the Manager at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by the Manager and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio, the Board also considered certain additional specific factors and made related conclusions relating to the historical performance of the Portfolios (depending on each Portfolio’s inception date) for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2014, except as otherwise noted below. The Board compared the historical performance of each Portfolio to the comparable performance of the Portfolio’s benchmark index, and to a universe of mutual funds that were determined by Lipper Inc. (Lipper), an independent provider of mutual fund data, to be similar to the Portfolio (the Peer Universe).

The Board also considered each Portfolio’s actual management fee, as well as each Portfolio’s net total expense ratio, for the calendar year 2014. The Board considered the management fee for each Portfolio as compared to the management fee charged by the Manager to other funds and the fee charged by other advisers to comparable mutual funds in a group of mutual funds that were determined by Lipper to be similar to the Portfolio (the Peer Group). The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively determined by Lipper. To the extent that the Manager deemed appropriate, and for reasons addressed in detail with the Board, the Manager may have provided, and the Board may have considered, supplemental data compiled by Lipper for the Board’s consideration. Further, to the extent that it deemed appropriate, and for the reasons summarized below, for certain Portfolios the Board considered information provided by a different, independent third-party provider, JDL Consultants, Inc. (“JDL Consultants”). The comparisons used by the Board placed the Portfolios in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The sections below summarize key factors considered by the Board and the Board’s conclusions regarding each Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of portfolio expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

AST Advanced Strategies Portfolio*
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	N/A
Actual Management Fees: 2nd Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*	The Board considered PI’s assertion that the Peer Universe selected for the Portfolio by Lipper did not provide a meaningful basis for peer fund performance and expense comparisons, due to the fact that, unlike the funds in the Peer Universe, the Portfolio was structured to allocate assets in underlying funds following traditional strategies and to allocate assets in non-traditional investment strategies. Consequently, the Board considered an alternative peer performance and peer expense analysis prepared at the request of the Board by JDL Consultants, which utilized peer groups reflective of the Portfolio’s traditional and non-traditional investment strategies.

AST Balanced Asset Allocation Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	2nd Quartile	N/A
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three-year period, though it underperformed its benchmark index over the one- and five-year periods.

•	The Board considered that the Portfolio’s recent performance against its benchmark index had improved, with the Portfolio outperforming its benchmark index during the first quarter of 2015.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST BlackRock Global Strategies Portfolio*
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	N/A	N/A
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three-year period, though it underperformed its benchmark index over the one-year period.

•	The Board considered that the Portfolio’s recent performance against its benchmark index had improved, with the Portfolio outperforming its benchmark index during the first quarter of 2015.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and it shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*	The Board considered PI’s assertion that the Peer Universe selected for the Portfolio by Lipper did not provide a meaningful basis for peer fund performance and expense comparisons, due to the fact that, unlike the funds in the Peer Universe, the Portfolio was structured to allocate assets in underlying funds following traditional strategies and to allocate assets in non-traditional investment strategies. Consequently, the Board considered an alternative peer performance and peer expense analysis prepared at the request of the Board by JDL Consultants, which utilized peer groups reflective of the Portfolio’s traditional and non-traditional investment strategies.

AST BlackRock/Loomis Sayles Bond Portfolio (formerly, AST PIMCO Total Return Bond Portfolio)
Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	2nd Quartile	4th Quartile	3rd Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three-, five- and ten-year periods, though it underperformed over the one-year period.

•	The Board noted that because the Portfolio’s prior subadviser had been replaced in January 2015, the Portfolio’s historical performance was not attributable to the Portfolio’s current subadvisers.

•	The Board noted that PI had contractually agreed to waive 0.035% of its investment management fee through June 30, 2016.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements to allow the subadvisers to develop a performance record, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST BlackRock Low Duration Bond Portfolio (formerly, AST PIMCO Limited Maturity Bond Portfolio)
Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	2nd Quartile	2nd Quartile	2nd Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board noted that it had recently approved the replacement of the Portfolio’s existing subadviser with a new subadviser, and that the transition to the new subadviser was anticipated to be completed during July 2015.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the management agreement, to renew the existing subadvisory agreement on an interim basis pending the start of the new subadviser, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Defensive Asset Allocation Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	N/A	N/A	N/A
Actual Management Fees: 3rd Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over the one-year period.

•	The Board noted that the Portfolio does not yet have a three-year performance record and that, therefore, the subadviser should have more time to develop that record.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST FI Pyramis® Quantitative Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	4th Quartile	N/A
Actual Management Fees: 3rd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the five-year period, although it underperformed its benchmark index over the one- and three-year periods.

•

The Board considered that the Portfolio’s recent performance had shown improvement, with the Portfolio ranking in the first quartile of its Peer Universe and outperforming its benchmark index during the first quarter of 2015.

•

The Board noted that in February 2014, the Portfolio’s investment policies and investment strategies were changed and a new subadviser assumed management of the Portfolio, and that as a result, most of the Portfolio’s performance history was not attributable to the current subadviser.

•	The Board noted that PI had contractually agreed to waive 0.14% of its investment management fee through June 30, 2016.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the management agreement and to continue to allow the subadviser to develop a performance record, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Franklin Templeton Founding Funds Plus Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over the one-year period.

•

The Board noted that, based on a recommendation by PI, it had approved seeking shareholder approval for a reorganization (merger) of the Portfolio, pursuant to which the Portfolio would be acquired by another Portfolio of the Trust, and would thereafter cease to exist.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the management agreement on an interim basis pending shareholder approval of the proposed reorganization, and that the management fees and total expenses were reasonable in light of the services provided.

AST Preservation Asset Allocation Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	1st Quartile	2nd Quartile	N/A
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•

The Board noted that the Portfolio outperformed its benchmark index over the three-year period, though it underperformed its benchmark index over the one-year period, and underperformed its benchmark index over the five-year period.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Prudential Growth Allocation Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	2nd Quartile	2nd Quartile	N/A
Actual Management Fees: 4th Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board considered the Fund’s improved comparative performance over the one-year period.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST RCM World Trends Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	4th Quartile	4th Quartile	N/A
Actual Management Fees: 4th Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over all periods.

•	The Board noted that the Portfolio’s recent performance had shown improvement, with the Portfolio ranked in the first quartile and outperforming its benchmark index during the first quarter of 2015.

•

The Board noted that in April 2013, the Portfolio adopted new investment policies and investment strategies, and a new subadviser had assumed responsibility for managing the Portfolio, and that as a result, most of the Portfolio’s historical performance was not attributable to the Portfolio’s current subadviser.

•

The Board concluded that in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Schroders Global Tactical Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	3rd Quartile	N/A
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three- and five- year periods, although it underperformed its benchmark index over the one-year period.

•

The Board concluded that in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Schroders Multi-Asset World Strategies Portfolio*
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	1st Quartile	1st Quartile	2nd Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-, five- and ten-year periods, though it underperformed its benchmark index over the three-year period.

•

The Board noted that, based on a recommendation by PI, it had approved seeking shareholder approval for a reorganization (merger) of the Portfolio pursuant to which the Portfolio would be acquired by another Portfolio of the Trust, and would thereafter cease to exist.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements on an interim basis pending shareholder approval of the proposed reorganization, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*	The Board considered PI’s assertion that the Peer Universe selected for the Portfolio by Lipper did not provide a meaningful basis for peer fund performance and expense comparisons, due to the fact that, unlike the funds in the Peer Universe, the Portfolio was structured to allocate assets in underlying funds following traditional strategies and to allocate assets in non-traditional investment strategies. Consequently, the Board considered an alternative peer performance and peer expense analysis prepared at the request of the Board by JDL Consultants, which utilized peer groups reflective of the Portfolio’s traditional and non-traditional investment strategies.

AST T. Rowe Price Asset Allocation Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	1st Quartile	1st Quartile	2nd Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three-, five- and ten-year periods, though it underperformed its benchmark index over the one-year period.

•	The Board and PI agreed to contractually waive 0.022% of PI’s management fee through June 30, 2016.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST T. Rowe Price Growth Opportunities Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	N/A	N/A	N/A	N/A
Actual Management Fees: 3rd Quartile
Net Total Expenses: 4th Quartile

•	The Board considered that because the Portfolio commenced operations during 2014, there was less than a full year of performance to review.

•	The Board noted that PI had contractually agreed to waive 0.002% of its management fee through June 30, 2016.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements to allow the subadviser to develop a performance record, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, each Portfolio and its beneficial shareholders.

II. Approval of New Subadvisory Agreements

Approval of a New Subadvisory Agreement for the AST BlackRock Low Duration Bond Portfolio (formerly, AST PIMCO Limited Maturity Bond Portfolio)

The Board of the Trust considered a proposed subadvisory agreement the New Subadvisory Agreement) among the Manager, and BlackRock Financial Management, Inc. (BlackRock) for the AST PIMCO Limited Maturity Bond Portfolio (the Limited Maturity Bond Portfolio). The New Subadvisory Agreement relates to the appointment of BlackRock to replace Pacific Investment Management Company, LLC (PIMCO) as the new subadviser for the Limited Maturity Bond Portfolio. The Board, including all of the Independent Trustees, met on March 18-19, 2015 (the Board Meeting) and approved the New Subadvisory Agreement for an initial two year period and changing the name of the Limited Maturity Bond Portfolio to the AST BlackRock Low Duration Bond Portfolio, after concluding that approval of the New Subadvisory Agreement was in the best interests of the Limited Maturity Bond Portfolio and its beneficial shareholders.

In advance of the Board Meeting, the Board requested and received materials relating to the New Subadvisory Agreement, and had the opportunity to ask questions and request further information in connection with its consideration.

In approving the New Subadvisory Agreement, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services to be provided to the Limited Maturity Bond Portfolio by BlackRock; performance information; the fees paid by the Manager to BlackRock; the potential for economies of scale that may be shared with the Limited Maturity Bond Portfolio and its shareholders; and other benefits to BlackRock. In connection with its deliberations, the Board considered information provided by the Manager and BlackRock at or in advance of the Board Meeting. In its deliberations, the Board did not identify any single factor which alone was responsible for the Board’s decision to approve the New Subadvisory Agreement with respect to the Limited Maturity Bond Portfolio.

The Board determined that the overall arrangement between the Manager and BlackRock is appropriate in light of the services to be performed and the fee arrangements under the New Subadvisory Agreement and such other matters as the Board considered relevant in the exercise of its business judgment.

The material factors and conclusions that formed the basis for the Board’s approval of the New Subadvisory Agreement are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature and extent of services provided to the Limited Maturity Bond Portfolio by PIMCO under the current subadvisory agreement and those that would be provided by BlackRock under the proposed New Subadvisory Agreement, noting that the nature and extent of services under the existing and new agreements were generally similar in that PIMCO and BlackRock were each required to provide day-to-day portfolio management services and comply with all portfolio policies and applicable rules and regulations.

With respect to the quality of services, the Board considered, among other things, the background and experience of the portfolio managers of BlackRock. The Board was also provided with information pertaining to the organizational structure, senior management, investment operations, and other relevant information pertaining to BlackRock. The Board noted that it received favorable compliance reports from AST’s Chief Compliance Officer as to BlackRock. The Board also noted that BlackRock provides subadvisory services to other AST portfolios.

The Board concluded that, based on the nature of the proposed services to be rendered, the background information that it reviewed about BlackRock, and its experience with BlackRock with respect to other AST portfolios, it was reasonable to expect that it would be satisfied with the nature, extent and quality of investment subadvisory services to be provided to the Limited Maturity Bond Portfolio by BlackRock.

Performance

The Board received and considered information regarding BlackRock’s investment performance in funds and accounts that use investment strategies similar to the ones to be used by BlackRock for the Limited Maturity Bond Portfolio. The Board concluded that it was satisfied with the performance record of BlackRock.

Fee Rates

The Board considered the proposed contractual and effective subadvisory fee rates payable from the Manager to BlackRock under the New Subadvisory Agreement. The Board considered that, based on the net assets of the Limited Maturity Bond Portfolio as of

December 31, 2014, the effective subadvisory fee rate that would be paid to BlackRock under the New Subadvisory Agreement is lower than the effective subadvisory fee rate paid to PIMCO under the current subadvisory arrangement. The Board considered that subadvisory fees are paid by the Manager to the relevant subadviser(s) for a portfolio, and therefore any change in the subadvisory fee rate will not change the investment management fee paid by the Limited Maturity Bond Portfolio or its shareholders. Instead, the decrease in the effective subadvisory fee rate for the Limited Maturity Bond Portfolio will increase the net investment management fee retained by the Manager. The Board considered that the Manager agreed to waive 0.057% of its management fee through at least June 30, 2016, which represents approximately two-thirds (2/3) of the reduction in subadvisory fees. The Board noted that it would review the management fee paid to the Manager by the Limited Maturity Bond Portfolio in connection with future annual reviews of advisory agreements. The Board concluded that the proposed subadvisory fee rates were reasonable.

Profitability

Because the engagement of BlackRock is new, there is no historical profitability information with respect to the proposed subadvisory arrangement for the Limited Maturity Bond Portfolio. As a result, the Board did not consider this factor. The Board noted that it would consider profitability information as part of future annual reviews of advisory agreements.

Economies of Scale

The Board noted that the proposed subadvisory fee schedule for the Limited Maturity Bond Portfolio under the New Subadvisory Agreement contained breakpoints that reduce the fee rates on assets above specified levels. The Board noted that it would consider economies of scale in connection with the annual reviews of advisory agreements.

Other Benefits to BlackRock

The Board considered potential “fall out” or ancillary benefits anticipated to be received by BlackRock and its affiliates in connection with the Limited Maturity Bond Portfolio. The Board concluded that any potential benefits to be derived by BlackRock were similar to the benefits derived by BlackRock in connection with its management of other AST portfolios, which are reviewed on an annual basis and which were considered in connection with the renewal of the advisory agreements for the other AST portfolios for which BlackRock provides subadvisory services at the June 2014 Board meeting.

The Board also concluded that any potential benefits to be derived by BlackRock were consistent with those generally derived by other subadvisers to other portfolios of AST, and that those benefits are reviewed on an annual basis. The Board concluded that any potential benefits to be derived by BlackRock included potential access to additional research resources, larger assets under management and reputational benefits, which were consistent with those generally derived by subadvisers to mutual funds. The Board noted that it would review ancillary benefits in connection with future annual reviews of advisory agreements.

***

After full consideration of these factors, the Board concluded that approving the New Subadvisory Agreement was in the best interests of the Limited Maturity Bond Portfolio and its beneficial shareholders.

Approval of a New Subadvisory Agreement for the AST BlackRock Global Strategies Portfolio

The Board of the Trust considered a proposed subadvisory agreement (the Subadvisory Agreement) with BlackRock International Limited (BlackRock International), an affiliate of BlackRock Financial Management, Inc. (BlackRock Financial), with respect to the AST BlackRock Global Strategies Portfolio (the BlackRock Portfolio). The Board, including all of AST’s trustees who are not parties to the Subadvisory Agreement or interested persons of any such party (the Independent Trustees), met on March 18-19, 2015 (the Board Meeting) and approved the Subadvisory Agreement for an initial two year period, after concluding that approval of the Subadvisory Agreement was in the best interest of the BlackRock Portfolio.

In advance of the Board Meeting, the Board requested and received materials relating to the Subadvisory Agreement, and had the opportunity to ask questions and request further information in connection with its consideration.

In approving the Subadvisory Agreement, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services to be provided to the BlackRock Portfolio by BlackRock International; comparable performance information; the fees paid by the Manager to BlackRock Financial; the potential for economies of scale that may be shared with the BlackRock Portfolio and its shareholders; and other benefits to BlackRock International. In connection with its deliberations, the Board considered information provided by the Manager and BlackRock International at or in advance of the Board Meeting. In its deliberations, the Board did not identify any single factor which alone was responsible for the Board’s decision to approve the Subadvisory Agreement with respect to the BlackRock Portfolio.

The Board determined that the overall arrangements between the Manager and BlackRock International are appropriate in light of the services to be performed under the Subadvisory Agreement and such other matters as the Board considered relevant in the exercise of its business judgment.

The material factors and conclusions that formed the basis for the Board’s approval of the Subadvisory Agreement are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature and extent of services that would be provided to the BlackRock Portfolio under the Subadvisory Agreement. The Board considered, among other things, the background and experience of the portfolio manager that will continue to be responsible for the day-to-day management of the BlackRock Portfolio. The Board also received information pertaining to the organizational structure, senior management, investment operations, and other relevant information pertaining to BlackRock International. The Board noted that it received favorable compliance reports from AST’s Chief Compliance Officer (CCO) regarding BlackRock International.

The Board concluded that, based on the nature of the proposed services to be rendered and the background information that it reviewed about BlackRock International, it was reasonable to expect that it would be satisfied with the nature, extent and quality of investment subadvisory services to be provided to the BlackRock Portfolio by BlackRock International.

Performance

The Board noted that it had reviewed the performance of the BlackRock Portfolio at the Board meeting held on June 18-19, 2014 (the June Meeting) and concluded that it was satisfied with the performance of BlackRock Financial and the BlackRock Portfolio. The Board noted that the addition of BlackRock International would not have a material effect on the BlackRock Portfolio’s performance, and that it would review the BlackRock Portfolio’s performance information in connection with future annual reviews of advisory agreements.

Fee Rates

The Board noted that it had previously considered the proposed management fee, subadvisory fees, fee waivers and limitations, and estimated overall expense ratio for the BlackRock Portfolio at the June Meeting. At that time, the Board also considered comparisons of those fees and expenses with similar funds based on comparative data from a third-party service provider. The Board noted that the addition of BlackRock International as an additional subadviser would not change the subadvisory fee rate paid by the Manager for the BlackRock Portfolio, and there would be no changes to the management fee paid by the BlackRock Portfolio to the Manager.

Profitability

Because the engagement of BlackRock International is new, there is no historical profitability information with respect to the proposed subadvisory arrangement for the BlackRock Portfolio. As a result, the Board did not consider this factor. The Board noted that it would consider profitability information as part of future annual reviews of advisory agreements.

Economies of Scale

The Board noted that the subadvisory fee schedule for the BlackRock Portfolio contained breakpoints that reduced the fee rate on assets above specified levels. The Board noted that it would review such information in connection with future annual reviews of advisory agreements.

Other Benefits to the Manager and BlackRock International

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Manager and BlackRock International in connection with the BlackRock Portfolio. The Board concluded that any potential benefits to be derived by the Manager and BlackRock International were similar to benefits derived by the Manager and BlackRock International in connection with their management of the other AST portfolios, which are reviewed on an annual basis. The Board also concluded that any potential benefits to be derived by

BlackRock International were consistent with those generally derived by other subadvisers to other portfolios of AST, and that those benefits are reviewed on an annual basis. The Board concluded that any potential benefits to be derived by BlackRock International included potential access to additional research resources, larger assets under management and reputational benefits, which were consistent with those generally derived by subadvisers to mutual funds. The Board noted that it would review ancillary benefits in connection with future annual reviews of advisory and subadvisory agreements.

***

After full consideration of these factors, the Board concluded that approving the Subadvisory Agreement was in the best interests of the BlackRock Portfolio and its beneficial shareholders.

Proxy Voting Results (Unaudited)

At a special meeting of shareholders held on June 11, 2015, shareholders of each of the portfolios which comprise the Advanced Series Trust (AST) approved a proposal to elect twelve trustees of AST. Shareholders of all portfolios voted together on the proposal:

	Voted	% of Total	% of Voted
Susan Davenport Austin
For	12,786,027,549.949	96.747%	96.807%
Withhold	421,779,012.808	3.191	3.193

Sherry S. Barrat
For	12,793,209,763.913	96.801	96.861
Withhold	414,596,798.844	3.137	3.139

Jessica M. Bibliowicz
For	12,784,009,516.234	96.732	96.792
Withhold	423,797,046.523	3.206	3.208

Kay Ryan Booth
For	12,792,614,594.149	96.797	96.857
Withhold	415,191,968.608	3.141	3.143

Timothy S. Cronin
For	12,797,158,035.484	96.831	96.891
Withhold	410,648,527.273	3.107	3.109

Delayne Dedrick Gold
For	12,757,727,225.718	96.533	96.593
Withhold	450,079,337.039	3.405	3.407

Robert F. Gunia
For	12,784,735,872.531	96.737	96.797
Withhold	423,070,690.226	3.201	3.203

W. Scott McDonald, Jr., PhD
For	12,754,057,319.234	96.505	96.565
Withhold	453,749,243.523	3.433	3.435

Thomas T. Mooney
For	12,769,347,987.833	96.621	96.681
Withhold	438,458,574.924	3.317	3.319

Thomas M. O’Brien
For	12,793,709,607.324	96.805	96.865
Withhold	414,096,955.433	3.133	3.135

At the same special meeting of shareholders, shareholders of each portfolio identified below approved the following proposal: To approve a policy to permit the manager to enter into or make material changes to portfolio subadvisory agreements with wholly-owned subadvisers without shareholder approval.

	Shares Voted	% of Total	% of Voted
AST Advanced Strategies Portfolio
For	458,927,633.479	77.353	77.354
Against	99,322,702.178	16.741	16.741
Abstain	35,039,333.073	5.905	5.905

AST Balanced Asset Allocation Portfolio
For	538,979,106.812	72.535%	72.536%
Against	149,223,887.418	20.082	20.083
Abstain	54,849,761.870	7.381	7.381

AST BlackRock Global Strategies Portfolio
For	145,981,174.774	75.668	75.669
Against	33,196,728.465	17.207	17.207
Abstain	13,744,465.141	7.124	7.124

AST BlackRock/Loomis Sayles Bond Portfolio
For	243,111,685.674	78.550	78.553
Against	47,712,462.030	15.416	15.417
Abstain	18,665,201.256	6.031	6.030

AST Defensive Asset Allocation Portfolio
For	20,755,525.062	73.559	73.733
Against	5,307,178.250	18.809	18.854
Abstain	2,086,936.365	7.396	7.413

AST FI Pyramis® Quantitative Portfolio
For	307,553,991.375	76.205	76.206
Against	69,083,146.239	17.117	17.117
Abstain	26,950,522.556	6.677	6.677

AST Franklin Templeton Founding Funds Plus Portfolio
For	65,681,224.086	77.386	77.387
Against	13,818,129.475	16.281	16.280
Abstain	5,375,329.323	6.333	6.333

AST PIMCO Limited Maturity Bond Portfolio*
For	75,419,913.119	84.819	84.829
Against	8,745,363.966	9.835	9.836
Abstain	4,743,607.734	5.335	5.335

AST Preservation Asset Allocation Portfolio
For	382,346,151.473	72.646	72.652
Against	102,701,918.466	19.513	19.515
Abstain	41,225,403.788	7.833	7.833

	Shares Voted	% of Total	% of Voted
AST Prudential Growth Allocation Portfolio
For	428,582,534.997	76.801	76.802
Against	94,984,212.687	17.021	17.022
Abstain	34,469,194.168	6.177	6.176

AST RCM World Trends Portfolio
For	288,037,777.957	75.222	75.223
Against	68,004,598.011	17.760	17.760
Abstain	26,872,055.077	7.018	7.017

AST Schroders Global Tactical Portfolio
For	239,671,045.137	77.418%	77.419%
Against	51,569,736.639	16.658	16.658
Abstain	18,338,665.304	5.924	5.923

AST Schroders Multi-Asset World Strategies Portfolio
For	178,217,139.532	77.501	77.501
Against	36,176,045.074	15.732	15.732
Abstain	15,561,572.462	6.767	6.767

AST T. Rowe Price Asset Allocation Portfolio
For	357,181,994.527	76.255	76.256
Against	80,036,525.215	17.087	17.087
Abstain	31,184,540.904	6.658	6.657

AST T. Rowe Price Growth Opportunities Portfolio
For	25,422,503.269	75.835	75.835
Against	6,761,239.914	20.169	20.169
Abstain	1,339,815.447	3.996	3.996

At the same special meeting of shareholders, shareholders of each portfolio identified below approved the following proposal: To approve a shareholder services and distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, for the shares of the portfolio.

	Shares Voted	% of Total	% of Voted
AST Advanced Strategies Portfolio
For	528,211,603.178	89.031	89.031
Against	32,370,619.181	5.456	5.457
Abstain	32,707,446.371	5.512	5.512

AST BlackRock Global Strategies Portfolio
For	170,917,429.109	88.593	88.594
Against	9,314,884.416	4.828	4.829
Abstain	12,690,054.855	6.578	6.577

AST BlackRock/Loomis Sayles Bond Portfolio
For	274,906,079.106	88.823	88.826
Against	17,096,103.825	5.524	5.524
Abstain	17,487,166.029	5.650	5.650

	Shares Voted	% of Total	% of Voted
AST FI Pyramis® Quantitative Portfolio
For	358,782,911.741	88.898	88.899
Against	20,558,630.475	5.094	5.094
Abstain	24,246,117.954	6.007	6.007

AST Legg Mason Diversified Growth Portfolio
For	2,336,662.807	90.960	90.960
Against	143,618.073	5.591	5.591
Abstain	88,612.078	3.449	3.449

AST PIMCO Limited Maturity Bond Portfolio*
For	82,490,770.438	92.772	92.782
Against	2,318,591.143	2.607	2.608
Abstain	4,099,523.238	4.610	4.610

AST Prudential Growth Allocation Portfolio
For	495,814,593.952	88.849	88.850
Against	30,278,903.869	5.426	5.426
Abstain	31,942,444.031	5.724	5.724

AST RCM World Trends Portfolio
For	337,615,046.098	88.170	88.170
Against	20,444,874.874	5.339	5.340
Abstain	24,854,510.073	6.491	6.490

AST Schroders Global Tactical Portfolio
For	277,490,159.157	89.634%	89.635%
Against	14,976,322.359	4.838	4.838
Abstain	17,112,965.564	5.528	5.527

AST Schroders Multi-Asset World Strategies Portfolio
For	203,484,463.640	88.489	88.489
Against	12,150,131.360	5.284	5.284
Abstain	14,320,162.068	6.227	6.227

AST T. Rowe Price Asset Allocation Portfolio
For	413,700,511.473	88.322%	88.322%
Against	25,809,812.028	5.510	5.510
Abstain	28,892,737.145	6.168	6.168

AST T. Rowe Price Growth Opportunities Portfolio
For	29,931,530.902	89.285	89.286
Against	1,913,657.523	5.708	5.708
Abstain	1,678,370.205	5.007	5.006

*	Effective July 13, 2015, the AST PIMCO Limited Maturity Bond Portfolio has been renamed the
AST	BlackRock Low Duration Bond Portfolio.

This report must be preceded or accompanied by the current prospectuses for the Advanced Series Trust portfolios and the applicable variable annuity or variable life contract. The prospectuses contain information on the contract and the investment objectives, risks, charges and expenses of the portfolios, and should be read carefully.

A description of the Trust’s proxy voting policies and procedures is available, without charge, upon request by calling the appropriate phone number listed below. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (the Commission) at www.sec.gov and on the Fund’s website at www.prudential.com/variableinsuranceportfolios.

The Trust files with the Commission a complete listing of portfolio holdings as of its first and third quarter-end on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call (800)SEC-0330. Form N-Q is also available on the Trust’s website or by calling the telephone number referenced below.

The Trust’s Statement of Additional Information contains additional information about the Trust’s Trustees and is available without charge upon request by calling the appropriate phone number listed below.

This report may include financial information pertaining to certain portfolios that are not available through the variable annuity contract or the variable life insurance policy that you have chosen. Please refer to your variable product prospectus to determine which portfolios are available to you.

To contact your client services representative, please call the phone number listed below. Thank you.

Owners of Individual Annuity contracts should call (888) 778-2888.

Owners of Individual Life Insurance contracts should call (800) 778-2255.

The Advanced Series Trust is distributed by Prudential Annuities Distributors, Inc., One Corporate Drive, Shelton, CT, 06484, member SIPC, a Prudential Financial company and solely responsible for its own financial condition and contractual obligations.

Annuity contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

The Prudential Insurance Company of America 751 Broad Street Newark, NJ 07102-3777	PRSRT STD U.S. POSTAGE PAID PORTLAND, OR PERMIT NO. 137

The Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and The Prudential Insurance Company of America are available upon request. You may call (888)778-2888 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

To reduce costs, we now generally send only a single copy of prospectuses and shareholder reports to each household (householding) in lieu of sending a copy to each Contract Owner who resides in the household. Householding is not yet available on all products. You should be aware that by calling (877)778-5008, you can revoke, or “opt out,” of householding at any time, which may increase the volume of mail you will receive.

©2015 Prudential Financial, Inc. and its related entities. Prudential Investments, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

0229393-00007-00    AST-SAR-C

ADVANCED SERIES TRUST

SEMIANNUAL REPORT •  JUNE 30, 2015

Based on the variable contract you own or the portfolios you invested in, you may receive additional reports that provide financial information on those investment choices. Please refer to your variable annuity or variable life insurance contract prospectus to determine which portfolios are available to you.

The views expressed in this report and information about the Trust’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2015, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Please note that this document may include prospectus supplements that are separate from and not a part of this report. Please refer to your variable annuity or variable life insurance contract prospectus to determine which supplements are applicable to you.

For information regarding enrollment in the e-Delivery program, please see the inside front cover of this report.

AST Academic Strategies Asset Allocation Portfolio

AST AQR Large-Cap Portfolio

AST Capital Growth Asset Allocation Portfolio

AST ClearBridge Dividend Growth Portfolio

AST FI Pyramis® Asset Allocation Portfolio

AST Franklin Templeton Founding Funds Allocation Portfolio

AST Goldman Sachs Multi-Asset Portfolio

AST J.P. Morgan Global Thematic Portfolio

AST J.P. Morgan Strategic Opportunities Portfolio

AST New Discovery Asset Allocation Portfolio

By enrolling in e-Delivery, you’ll gain secure, online access to important documents with the flexibility to choose which documents you receive in the mail… and which ones you don’t!

Individual Annuity Contract Owners - Get started by visiting www.prudentialannuities.com/investor/edelivery and follow the instructions on the screen, or scan the code below.

Individual Life Insurance Contract Owners - To receive your reports online, go to www.prudential.com/edelivery, or scan the code below.

Save paper and reduce clutter.

Receive Prospectuses and Reports electronically by enrolling today!

Advanced Series Trust Table of Contents	Semiannual Report	June 30, 2015

■	LETTER TO CONTRACT OWNERS

■	PRESENTATION OF PORTFOLIO HOLDINGS

■	FEES AND EXPENSES

■	FINANCIAL REPORTS

Section A	Schedule of Investments and Financial Statements

	AST Academic Strategies Asset Allocation Portfolio	A1
	AST AQR Large-Cap Portfolio	A85
	AST Capital Growth Asset Allocation Portfolio	A92
	AST ClearBridge Dividend Growth Portfolio	A96
	AST FI Pyramis® Asset Allocation Portfolio	A101
	AST Franklin Templeton Founding Funds Allocation Portfolio	A128
	AST Goldman Sachs Multi-Asset Portfolio	A147
	AST J.P. Morgan Global Thematic Portfolio	A211
	AST J.P. Morgan Strategic Opportunities Portfolio	A276
	AST New Discovery Asset Allocation Portfolio	A350
	Glossary	A366

Section B	Notes to Financial Statements
Section C	Financial Highlights

■	APPROVAL OF ADVISORY AGREEMENTS

■	PROXY VOTING RESULTS

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

Advanced Series Trust Letter to Contract Owners	Semiannual Report	June 30, 2015

■	DEAR CONTRACT OWNER

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. This Advanced Series Trust semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 135 years. The quality of our businesses and risk diversification has enabled us to manage effectively through volatile markets over time. We believe the array of our products provides a highly attractive value proposition to clients like you who are focused on financial security.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Timothy S. Cronin

President,

Advanced Series Trust	July 31, 2015

Advanced Series Trust Presentation of Portfolio Holdings — (Unaudited)	June 30, 2015

AST Academic Strategies Asset Allocation
Five Largest Holdings	(% of Net Assets	)
AST Global Real Estate Portfolio	6.6%
AST High Yield Portfolio	6.1%
AST International Value Portfolio	5.8%
AST International Growth Portfolio	4.2%
AST Cohen & Steers Realty Portfolio	3.9%

AST AQR Large-Cap
Five Largest Holdings	(% of Net Assets	)
Apple, Inc.	3.9%
Pfizer, Inc.	2.1%
Microsoft Corp.	2.0%
Johnson & Johnson	1.8%
UnitedHealth Group, Inc.	1.8%

AST Capital Growth Asset Allocation
Five Largest Holdings	(% of Net Assets	)
AST AQR Large-Cap Portfolio	11.5%
AST QMA Large-Cap Portfolio	11.5%
AST Prudential Core Bond Portfolio	6.3%
AST International Growth Portfolio	5.6%
AST International Value Portfolio	5.5%

AST ClearBridge Dividend Growth
Five Largest Holdings	(% of Net Assets	)
General Electric Co.	2.8%
Apple, Inc.	2.8%
MetLife, Inc.	2.7%
Walt Disney Co. (The)	2.7%
American Tower Corp.	2.6%

AST FI Pyramis® Asset Allocation
Five Largest Holdings	(% of Net Assets	)
Apple, Inc.	1.3%
Google, Inc. (Class A Stock)	1.1%
Citigroup, Inc.	1.0%
Chevron Corp.	1.0%
U.S. Treasury Notes 1.500%, 07/31/16	0.9%

AST Franklin Templeton Founding Funds Allocation
Five Largest Holdings	(% of Net Assets	)
Microsoft Corp.	1.9%
Samsung Electronics Co. Ltd. (South Korea)	1.3%
Teva Pharmaceutical Industries Ltd. (Israel), ADR	1.2%
Medtronic PLC	1.2%
American International Group, Inc.	1.2%

AST Goldman Sachs Multi-Asset
Five Largest Holdings	(% of Net Assets	)
U.S. Treasury Notes 0.500%, 03/31/17	3.3%
Government National Mortgage Assoc. 3.500%, TBA	2.6%
Federal National Mortgage Assoc. 4.000%, TBA	1.2%
U.S. Treasury Bonds 3.125%, 02/15/42	1.0%
U.S. Treasury Notes 0.500%, 02/28/17	1.0%

AST J.P. Morgan Global Thematic
Five Largest Holdings	(% of Net Assets	)
U.S. Treasury Notes 0.375%, 01/31/16	1.2%
Apple, Inc	1.0%
Wells Fargo & Co.	0.7%
Facebook, Inc. (Class A Stock)	0.6%
Microsoft Corp.	0.6%

AST J.P. Morgan Strategic Opportunities
Five Largest Holdings	(% of Net Assets	)
Apple, Inc.	0.9%
U.S. Treasury Strip Coupon 1.643%, 02/15/21	0.9%
Wells Fargo & Co.	0.9%
U.S. Treasury Notes 2.250%, 11/15/24	0.6%
U.S. Treasury Strip Coupon 1.095%, 08/15/16	0.5%

AST New Discovery Asset Allocation
Five Largest Holdings	(% of Net Assets	)
Apple, Inc.	1.3%
American International Group, Inc.	1.3%
U.S. Treasury Notes 0.375%, 10/31/16	1.1%
UnitedHealth Group, Inc.	0.9%
Gilead Sciences, Inc.	0.9%

For a complete listing of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Fees and Expenses — (Unaudited)	June 30, 2015

As a contract owner investing in Portfolios of the Trust through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2015 through June 30, 2015.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fees and charges were included, your costs would have been higher.

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*
AST Academic Strategies Asset Allocation Portfolio	Actual	$1,000.00	$1,011.50	1.46%	$7.28
	Hypothetical	$1,000.00	$1,017.75	1.46%	$7.30
AST AQR Large-Cap Portfolio	Actual	$1,000.00	$1,021.00	0.58%	$2.91
	Hypothetical	$1,000.00	$1,021.92	0.58%	$2.91
AST Capital Growth Asset Allocation Portfolio	Actual	$1,000.00	$1,024.00	0.91%	$4.57
	Hypothetical	$1,000.00	$1,020.28	0.91%	$4.56
AST ClearBridge Dividend Growth Portfolio	Actual	$1,000.00	$973.20	0.83%	$4.06
	Hypothetical	$1,000.00	$1,020.68	0.83%	$4.16
AST FI Pyramis® Asset Allocation Portfolio	Actual	$1,000.00	$1,037.60	0.93%	$4.70
	Hypothetical	$1,000.00	$1,020.18	0.93%	$4.66
AST Franklin Templeton Founding Funds Allocation Portfolio	Actual	$1,000.00	$1,008.60	1.03%	$5.13
	Hypothetical	$1,000.00	$1,019.69	1.03%	$5.16
AST Goldman Sachs Multi-Asset Portfolio	Actual	$1,000.00	$1,016.50	0.85%	$4.25
	Hypothetical	$1,000.00	$1,020.58	0.85%	$4.26
AST J.P. Morgan Global Thematic Portfolio	Actual	$1,000.00	$1,017.20	1.06%	$5.30
	Hypothetical	$1,000.00	$1,019.54	1.06%	$5.31
AST J.P. Morgan Strategic Opportunities Portfolio	Actual	$1,000.00	$1,013.40	1.21%	$6.04
	Hypothetical	$1,000.00	$1,018.79	1.21%	$6.06
AST New Discovery Asset Allocation Portfolio	Actual	$1,000.00	$1,014.80	1.00%	$5.00
	Hypothetical	$1,000.00	$1,019.84	1.00%	$5.01

* Portfolio expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2015, and divided by the 365 days in the Portfolio's fiscal year ended December 31, 2015 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

LONG-TERM INVESTMENTS — 83.4%
AFFILIATED MUTUAL FUNDS — 57.9%	Shares	Value (Note 2)
AST AQR Emerging Markets Equity Portfolio*	18,715,018	$190,331,735
AST Boston Partners Large-Cap Value Portfolio*	2,516,368	46,049,540
AST ClearBridge Dividend Growth Portfolio*	1,887,245	24,685,167
AST Cohen & Steers Realty Portfolio*	29,200,825	274,779,767
AST Global Real Estate Portfolio*	41,715,807	459,708,192
AST Goldman Sachs Large-Cap Value Portfolio*	1,723,121	46,541,489
AST Goldman Sachs Mid-Cap Growth Portfolio*	9,093,757	71,567,868
AST Goldman Sachs Small-Cap Value Portfolio*	4,553,633	84,060,062
AST Goldman Sachs Strategic Income Portfolio*	2,322,912	22,485,789
AST Herndon Large-Cap Value Portfolio*	2,495,569	32,617,093
AST High Yield Portfolio*	49,491,657	426,123,164
AST International Growth Portfolio*	20,386,223	294,173,194
AST International Value Portfolio*	22,095,424	405,230,081
AST Jennison Large-Cap Growth Portfolio*	1,213,519	27,522,615
AST Large-Cap Value Portfolio*	2,028,149	46,302,631
AST Loomis Sayles Large Cap Growth Portfolio*	1,005,535	33,323,429
AST Lord Abbett Core Fixed Income Portfolio*	3,680,371	43,980,438
AST MFS Growth Portfolio*	1,565,322	26,907,878
AST MFS Large-Cap Value Portfolio*	2,171,906	33,403,907
AST Mid-Cap Value Portfolio*	6,798,189	141,266,366
AST Money Market Portfolio*	246,715	246,715
AST Neuberger Berman Core Bond Portfolio*	2,125,989	23,003,196
AST Neuberger Berman Mid-Cap Growth Portfolio*	1,985,149	76,666,456
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	4,954,012	139,653,598
AST Parametric Emerging Markets Equity Portfolio*	17,425,394	148,290,102
AST PIMCO Limited Maturity Bond Portfolio*	69,159	722,016
AST Prudential Core Bond Portfolio*	10,645,169	119,012,985
AST QMA Emerging Markets Equity Portfolio*	12,133,430	119,271,620
AST QMA International Core Equity Portfolio*	15,597,299	169,230,691
AST QMA US Equity Alpha Portfolio*	10,299,138	221,637,446
AST Small-Cap Growth Opportunities Portfolio*	765,531	12,141,328
AST Small-Cap Growth Portfolio*	441,949	15,667,082
AST Small-Cap Value Portfolio*	5,791,485	127,065,191
AST T. Rowe Price Equity Income Portfolio*	1,571,086	20,455,543
AST T. Rowe Price Large-Cap Growth Portfolio*	871,698	20,633,096
AST T. Rowe Price Natural Resources Portfolio*	821,942	16,496,382
AST Western Asset Core Plus Bond Portfolio*	7,597,061	86,454,554

AFFILIATED MUTUAL FUNDS (continued)	Shares	Value (Note 2)
Prudential Global Short Duration High Yield Fund, Inc.	6,309	$95,266
Prudential Short Duration High Yield Fund, Inc.	4,921	76,128

TOTAL AFFILIATED MUTUAL FUNDS (cost $3,254,155,474)(w)		4,047,879,800

COMMON STOCKS — 8.1%
Aerospace & Defense — 0.1%
Astronics Corp.*(u)	1,500	106,335
General Dynamics Corp.(u)	3,600	510,084
HEICO Corp.(u)	1,600	93,280
Honeywell International, Inc.(u)	13,458	1,372,312
Huntington Ingalls Industries, Inc.(u)	5,300	596,727
L-3 Communications Holdings, Inc.(u)	600	68,028
Spirit AeroSystems Holdings, Inc. (Class A Stock)*(u)	12,800	705,408
United Technologies Corp.(u)	8,931	990,716

		4,442,890

Air Freight & Logistics — 0.1%
Expeditors International of Washington, Inc.(u)	71,753	3,308,172
Expeditors International of Washington, Inc.	6,000	276,630
FedEx Corp.(u)	3,600	613,440
TNT Express NV (Netherlands)	117,656	999,226

		5,197,468

Airlines — 0.1%
Alaska Air Group, Inc.(u)	1,500	96,645
Delta Air Lines, Inc.(u)	9,452	388,288
JetBlue Airways Corp.*(g)	69,721	1,447,408
Southwest Airlines Co.(u)	16,000	529,440
Spirit Airlines, Inc.*(u)	1,300	80,730
United Continental Holdings, Inc.*(u)	10,120	536,461

		3,078,972

Auto Components
Delphi Automotive PLC (United Kingdom)	3,520	299,517
Lear Corp.(u)	3,000	336,780
Pirelli & C. SpA (Italy)	1,414	23,864

		660,161

Automobiles
Thor Industries, Inc.(u)	11,900	669,732

Banks — 0.1%
Bank of America Corp.(u)	34,627	589,352
Bank of Cyprus PCL (Cyprus)*(g)	9,090,527	1,773,554
BB&T Corp.	4,155	167,488
Bridge Capital Holdings*	3,818	113,776
Citigroup, Inc.(u)	16,944	935,987
City National Corp.	15,250	1,378,448
Cullen/Frost Bankers, Inc.	1,730	135,943
Fifth Third Bancorp	21,490	447,422
Financial Institutions, Inc.(u)	3,700	91,908
First Banks, Inc. (original cost $73,850; purchased 08/09/13)*(f)(g)	211	56,823
First Interstate Bancsystem, Inc. (Class A Stock)(u)	6,600	183,084
First Niagara Financial Group, Inc.(u)	7,400	69,856
Fulton Financial Corp.(u)	18,400	240,304

SEE NOTES TO FINANCIAL STATEMENTS.

A1

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Banks (continued)
Hilltop Holdings, Inc.*(u)	3,100	$74,679
Hudson Valley Holding Corp.	942	26,574
JPMorgan Chase & Co.(u)	5,200	352,352
KeyCorp(u)	13,600	204,272
LNB Bancorp, Inc.	7,161	132,479
Prosperity Bancshares, Inc.	1,410	81,413
Regions Financial Corp.(u)	25,300	262,108
Square 1 Financial, Inc.*	541	14,796
Susquehanna Bancshares, Inc.	44,456	627,719
SVB Financial Group*	2,040	293,719
Wells Fargo & Co.(u)	13,543	761,658

		9,015,714

Beverages
Coca-Cola Enterprises, Inc.(u)	3,450	149,868
Constellation Brands, Inc. (Class A Stock)(u)	3,676	426,490
Dr. Pepper Snapple Group, Inc.(u)	4,183	304,941
Molson Coors Brewing Co. (Class B Stock)(u)	3,419	238,680
Monster Beverage Corp.*(u)	4,400	589,688
PepsiCo, Inc.(u)	7,710	719,651

		2,429,318

Biotechnology — 0.1%
Alexion Pharmaceuticals, Inc.*(u)	5,313	960,433
Amgen, Inc.(u)	3,200	491,264
Biogen, Inc.*(u)	3,684	1,488,115
Celgene Corp.*(u)	7,507	868,823
Emergent Biosolutions, Inc.*(u)	3,700	121,915
Gilead Sciences, Inc.(u)	5,000	585,400
Ligand Pharmaceuticals, Inc.*(u)	1,300	131,170
OPKO Health, Inc.*	345	5,548
Regeneron Pharmaceuticals, Inc.*(u)	990	505,029
United Therapeutics Corp.*(u)	2,900	504,455

		5,662,152

Building Products
A.O. Smith Corp.(u)	10,100	726,998
AAON, Inc.(u)	3,150	70,925
American Woodmark Corp.*(u)	700	38,395
Gibraltar Industries, Inc.*(u)	3,800	77,406
Masco Corp.	3,615	96,412
Patrick Industries, Inc.*(u)	3,150	119,857
Trex Co., Inc.*(u)	5,400	266,922
Universal Forest Products, Inc.(u)	1,800	93,654

		1,490,569

Capital Markets — 0.4%
1347 Capital Corp.*	30,036	292,851
Alignvest Acquisition Corp. (Canada), UTS*	110,000	911,529
Ameriprise Financial, Inc.	1,740	217,378
AR Capital Acquisition Corp.*	105,000	999,600
Arowana, Inc. (Australia)*	80,000	811,600
Atlantic Alliance Partnership Corp.*	50,000	512,500
Barington/Hilco Acquisition Corp.*	58,260	581,144
CB Pharma Acquisition Corp.*(g)	24,500	242,060
Charles Schwab Corp. (The)(u)	11,177	364,929
DT Asia Investments Ltd. (Hong Kong)*(g)	15,871	157,123
Dundee Acquisition Ltd. (Canada) (Class A Stock)*	140,000	1,099,600

COMMON STOCKS (continued)	Shares	Value (Note 2)
Capital Markets (continued)
Education Management Corp. (original cost $4,897; purchased 01/23/15)*(f)(g)	2,180,960	$96,268
Electrum Special Acquisition Corp.*	110,000	1,102,200
FinTech Acquisition Corp.*(g)	80,000	788,000
Franklin Resources, Inc.(u)	6,700	328,501
Garnero Group Acquisition Co. (Brazil)*	172,260	1,691,593
Goldman Sachs Group, Inc. (The)	301	62,846
GP Investments Acquisition Corp., UTS*	275,000	2,780,250
Harmony Merger Corp.*(u)	156,780	1,559,961
Hydra Industries Acquisition Corp.*	120,000	1,160,400
INTL. FCStone, Inc.*(u)	1,800	59,832
Invesco Ltd.(u)	13,320	499,367
Lazard Ltd. (Class A Stock)(u)	10,800	607,392
Legg Mason, Inc.	3,870	199,421
Morgan Stanley(u)	25,509	989,494
Penson Technologies LLC (Class B Stock), UTS (original cost $146,087; purchased 06/03/14)*(f)(g)	1,248,607	82,208
Piper Jaffray Cos.*(u)	2,600	113,464
Quinpario Acquisition Corp. 2*(u)	251,948	2,493,025
SEI Investments Co.(u)	7,800	382,434
State Street Corp.	2,254	173,558
Terrapin 3 Acquisition Corp. (Class A Stock), UTS*	102,000	1,025,100
TPT Acquisition, Inc.*(g)	2,050	1,538
WL Ross Holding Corp.*	205,148	2,135,591

		24,522,757

Chemicals — 0.1%
Ashland, Inc.(u)	790	96,301
Axiall Corp.(u)	2,377	85,691
Cabot Corp.(u)	8,600	320,694
Celanese Corp. (Class A Stock)(u)	9,300	668,484
Chemtura Corp.*(u)	10,400	294,424
Dow Chemical Co. (The)(u)	9,759	499,368
E.I. du Pont de Nemours & Co.	9,020	576,829
Ferro Corp.*(u)	8,100	135,918
FutureFuel Corp.(u)	5,900	75,933
Koppers Holdings, Inc.(u)	1,400	34,608
LyondellBasell Industries NV (Class A Stock)(u)	6,500	672,880
Momentive Performance Materials, Inc.(original cost $225,971; purchased 08/01/14)*(f)(g)	13,077	284,640
Mosaic Co. (The)(u)	14,525	680,496
Sherwin-Williams Co. (The)(u)	2,600	715,052
Sigma-Aldrich Corp.	19,441	2,709,103
Syngenta AG (Switzerland)	144	58,755
Westlake Chemical Corp.(u)	8,900	610,451

		8,519,627

Commercial Services & Supplies — 0.1%
Copart, Inc.*(u)	2,600	92,248
Deluxe Corp.(u)	8,400	520,800
Interface, Inc.(u)	1,900	47,595
Quad/Graphics, Inc.(u)	1,400	25,914
Republic Services, Inc.	400	15,668
RR Donnelley & Sons Co.	96	1,673
Spotless Group Holdings Ltd. (Australia)	1,612,622	2,595,853

SEE NOTES TO FINANCIAL STATEMENTS.

A2

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Commercial Services & Supplies (continued)
Spotless Group Holdings Ltd. (Australia), 144A(g)	2,083,133	$3,353,238
UniFirst Corp.(u)	1,300	145,405
West Corp.(u)	3,300	99,330

		6,897,724

Communications Equipment
Alcatel-Lucent (France), ADR*	61,986	224,389
CommScope Holding Co., Inc.*(u)	6,700	204,417
F5 Networks, Inc.*(u)	4,600	553,610
Harris Corp.(u)	7,000	538,370
Polycom, Inc.*(u)	25,200	288,288
ShoreTel, Inc.*(u)	11,500	77,970
Telestone Technologies Corp. (China)*	12,647	126

		1,887,170

Construction & Engineering — 0.3%
Argan, Inc.(u)	2,600	104,858
Eiffage SA (France)	59,057	3,288,450
Ferrovial SA (Spain)	491,483	10,678,195
Fluor Corp.(u)	8,158	432,456
Promotora y Operadora de Infraestructura SAB de CV (Mexico)*	398,800	4,267,737

		18,771,696

Construction Materials
Headwaters, Inc.*(u)	13,700	249,614
Lafarge SA (France)	5,696	376,604
Martin Marietta Materials, Inc.	690	97,642

		723,860

Consumer Finance
Ally Financial, Inc.*	8,076	181,145
Capital One Financial Corp.	1,620	142,511
Nelnet, Inc. (Class A Stock)(u)	15,300	662,643

		986,299

Containers & Packaging
Bemis Co., Inc.(u)	5,300	238,553
Crown Holdings, Inc.*	6,629	350,740
MeadWestvaco Corp.	1,082	51,060
Packaging Corp. of America(u)	7,500	468,675
Rock-Tenn Co. (Class A Stock)	1,670	100,534

		1,209,562

Diversified Consumer Services
Apollo Education Group, Inc.*(u)	6,600	85,008
Bright Horizons Family Solutions, Inc.*	516	29,825

		114,833

Diversified Financial Services — 0.1%
Boulevard Acquisition Corp.*(u)	24,350	304,375
Cambridge Capital Acquisition Corp.*(u)	105,600	1,056,000
Capitol Acquisition Corp. II*	69,082	728,815
Chart Acquisition Corp.*(g)(u)	134,315	1,333,748
Global Defense & National Security Systems, Inc.*	57,015	598,658
Intercontinental Exchange, Inc.	850	190,070
Rescap Liquidating Trust, UTS	65,004	676,042
ROI Acquisition Corp. II*	63,000	645,750

		5,533,458

COMMON STOCKS (continued)	Shares	Value (Note 2)
Diversified Telecommunication Services — 0.2%
Cellnex Telecom SAU (Spain)*	241,825	$4,091,166
Cellnex Telecom SAU (Spain), 144A*(g)	92,114	1,558,374
HKBN Ltd. (Hong Kong)*	3,378,593	3,513,034
HKBN Ltd. (Hong Kong), 144A*(g)	748,110	777,879
Inteliquent, Inc.(u)	12,800	235,520
Intelsat SA*(u)	6,400	63,488
Premiere Global Services, Inc.*(u)	4,900	50,421
Telecom Italia SpA (Italy)*(a)	2,915,525	3,705,091

		13,994,973

Electric Utilities — 0.4%
Cleco Corp.	8,114	436,939
Edison International(u)	87,221	4,847,744
Endesa SA (Spain)	93,041	1,781,893
Endesa SA (Spain), 144A(g)	116,396	2,229,182
Enel SpA (Italy)	1,350,077	6,118,961
Exelon Corp.	175,494	5,514,022
Hawaiian Electric Industries, Inc.	22,778	677,190
NextEra Energy, Inc.(u)	68,998	6,763,874
Pepco Holdings, Inc.	10,765	290,009
PPL Corp.(u)	24,000	707,280
UIL Holdings Corp.	1,581	72,441
Xcel Energy, Inc.	6,185	199,033

		29,638,568

Electrical Equipment — 0.1%
Acuity Brands, Inc.(u)	3,200	575,936
Babcock & Wilcox Co. (The)(u)	2,000	65,600
Eaton Corp. PLC(u)	8,019	541,202
GrafTech International Ltd.*	68,309	338,813
Polypore International, Inc.*(u)	21,376	1,279,995
Thermon Group Holdings, Inc.*(u)	2,400	57,768

		2,859,314

Electronic Equipment, Instruments & Components
Arrow Electronics, Inc.*(u)	9,000	502,200
CDW Corp.(u)	13,800	473,064
Cognex Corp.(u)	5,600	269,360
Gerber Scientific Escrow Shares*(g)(u)	101,412	—
Ingram Micro, Inc. (Class A Stock)*(u)	23,500	588,205
Insight Enterprises, Inc.*(u)	2,900	86,739
Jabil Circuit, Inc.(u)	13,000	276,770
Methode Electronics, Inc.(u)	7,100	194,895
Sanmina Corp.*(u)	2,800	56,448
ScanSource, Inc.*(u)	1,800	68,508
TE Connectivity Ltd. (Switzerland)	2,940	189,042
Tech Data Corp.*(u)	2,300	132,388

		2,837,619

Energy Equipment & Services — 0.1%
Atwood Oceanics, Inc.(u)	16,000	423,040
Baker Hughes, Inc.(u)	38,307	2,363,542
Cameron International Corp.*(u)	10,000	523,700
CanElson Drilling, Inc. (Canada)	27,710	95,842
Dresser-Rand Group, Inc.*	25,912	2,207,184
Frank’s International NV(u)	2,200	41,448
Helix Energy Solutions Group, Inc.*(u)	26,000	328,380
Nabors Industries Ltd.(u)	16,200	233,766
Schlumberger Ltd.(u)	600	51,714

		6,268,616

SEE NOTES TO FINANCIAL STATEMENTS.

A3

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Food & Staples Retailing
Casey’s General Stores, Inc.(u)	1,200	$114,888
Costco Wholesale Corp.	3,593	485,271
Fresh Market, Inc. (The)*(u)	13,700	440,318
Ingles Markets, Inc. (Class A Stock)(u)	2,100	100,317
Kroger Co. (The)(u)	10,130	734,526
Wal-Mart Stores, Inc.(u)	6,500	461,045

		2,336,365

Food Products
Bunge Ltd.(u)	5,800	509,240
Cal-Maine Foods, Inc.(u)	4,500	234,900
ConAgra Foods, Inc.(u)	11,600	507,152
Hershey Co. (The)	780	69,287
Ingredion, Inc.(u)	2,300	183,563
Kellogg Co.(u)	700	43,890
Lancaster Colony Corp.(u)	2,000	181,700
Mondelez International, Inc. (Class A Stock)(u)	4,826	198,542
Sanderson Farms, Inc.(u)	900	67,644
Seaboard Corp.*(u)	30	107,970

		2,103,888

Gas Utilities — 0.2%
AGL Resources, Inc.(u)	11,950	556,392
Apa Group (Australia)	875,496	5,560,769
Apa Group (Australia), 144A(g)	130,843	831,058
Infraestructura Energetica Nova SAB de CV (Mexico)	1,221,422	6,030,370
Questar Corp.(u)	12,800	267,648
UGI Corp.(u)	15,600	537,420

		13,783,657

Health Care Equipment & Supplies — 0.2%
Abaxis, Inc.(u)	1,900	97,812
Abbott Laboratories	8,400	412,272
ABIOMED, Inc.*(u)	7,600	499,548
Atrion Corp.(u)	300	117,693
Baxter International, Inc.	114,807	8,028,454
Boston Scientific Corp.*(u)	23,142	409,613
C.R. Bard, Inc.(u)	3,800	648,660
Cyberonics, Inc.*(u)	7,100	422,166
DENTSPLY International, Inc.(u)	3,900	201,045
Edwards Lifesciences Corp.*(u)	4,100	583,963
Globus Medical, Inc. (Class A Stock)*(u)	6,000	154,020
Hologic, Inc.*(u)	12,700	483,362
Invacare Corp.(u)	3,800	82,194
Lumenis Ltd. (Israel) (Class B Stock)*	23,822	326,838
Masimo Corp.*(u)	1,400	54,236
Natus Medical, Inc.*(u)	2,100	89,376
Rotech Healthcare, Inc. (original cost $58,278; purchased 01/17/14)*(f)(g)	5,517	103,553
Sorin SpA (Italy)*	69,022	193,143

		12,907,948

Health Care Providers & Services — 0.1%
Aetna, Inc.	4,445	566,560
Bio-Reference Laboratories, Inc.*	9,547	393,814
Catamaran Corp.*(u)	32,535	1,987,238
Centene Corp.*(u)	6,900	554,760
CIGNA Corp.(u)	1,660	268,920
Health Net, Inc.*(u)	11,800	756,616

COMMON STOCKS (continued)	Shares	Value (Note 2)
Health Care Providers & Services (continued)
Humana, Inc.(u)	8,080	$1,545,542
McKesson Corp.(u)	3,526	792,680
National Healthcare Corp.(u)	800	51,992
Omnicare, Inc.	7,343	692,078
Regal Lifestyle Communities, Inc. (Canada)	25,006	240,050
Select Medical Holdings Corp.(u)	7,500	121,500
UnitedHealth Group, Inc.(u)	3,275	399,550
Universal Health Services, Inc. (Class B Stock)(u)	4,500	639,450
VCA, Inc.*(u)	2,100	114,251

		9,125,001

Health Care Technology
Cerner Corp.*	980	67,679
Computer Programs & Systems, Inc.(u)	7,600	405,992
Inovalon Holdings, Inc. (Class A Stock)*(u)	7,100	198,090

		671,761

Hotels, Restaurants & Leisure — 0.1%
Biglari Holdings, Inc.*(u)	700	289,625
Bloomin’ Brands, Inc.(u)	2,900	61,915
Buffalo Wild Wings, Inc.*(u)	2,900	454,401
Carnival Corp.	4,180	206,450
Chipotle Mexican Grill, Inc.*(u)	1,290	780,437
Dave & Buster’s Entertainment, Inc.*(u)	1,100	39,699
Denny’s Corp.*(u)	12,900	149,769
DineEquity, Inc.(u)	3,400	336,906
Hyatt Hotels Corp. (Class A Stock)*(u)	2,100	119,049
Jack in the Box, Inc.(u)	7,700	678,832
Marriott Vacations Worldwide Corp.(u)	8,400	770,700
Pinnacle Entertainment, Inc.*(u)	2,800	104,384
Royal Caribbean Cruises Ltd.(u)	6,908	543,591
Ruth’s Hospitality Group, Inc.(u)	6,700	108,004
Starbucks Corp.(u)	9,538	511,380

		5,155,142

Household Durables
D.R. Horton, Inc.	8,220	224,899
Harman International Industries, Inc.(u)	3,782	449,831
Helen of Troy Ltd.*(u)	3,900	380,211
La-Z-Boy, Inc.(u)	14,900	392,466
NACCO Industries, Inc. (Class A Stock)(u)	1,500	91,140
PulteGroup, Inc.(u)	16,317	328,788
Standard Pacific Corp.*	198	1,764
Toll Brothers, Inc.*	8,590	328,052
Universal Electronics, Inc.*(u)	2,200	109,648

		2,306,799

Household Products
Colgate-Palmolive Co.	2,600	170,066
Kimberly-Clark Corp.	2,490	263,865
Procter & Gamble Co. (The)	5,440	425,626

		859,557

Independent Power & Renewable Electricity Producers — 0.7%
Abengoa Yield PLC (Spain)	198,004	6,201,485
Abengoa Yield PLC(g)	37,746	1,123,094
AES Corp. (The)(u)	4,900	64,974
Calpine Corp.*(u)	25,100	451,549
China Longyuan Power Group Corp. (China) (Class H Stock)	4,408,911	4,893,677

SEE NOTES TO FINANCIAL STATEMENTS.

A4

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Independent Power & Renewable Electricity Producers (continued)
Dynegy, Inc.*	218,636	$6,395,103
Huadian Fuxin Energy Corp. Ltd. (China) (Class H Stock)	8,945,340	4,275,174
NextEra Energy Partners LP(g)	126,674	4,767,883
NRG Energy, Inc.(u)	20,200	462,176
NRG Yield, Inc. (Class A Stock)	134,234	2,951,806
NRG Yield, Inc. (Class C Stock)	134,234	2,938,382
Saeta Yield SA (Spain), 144A(g)	421,640	4,404,521
Talen Energy Corp.*(u)	35,287	605,525
TerraForm Power, Inc. (Class A Stock)*	268,926	10,213,809

		49,749,158

Industrial Conglomerates
Carlisle Cos., Inc.(u)	1,500	150,180

Insurance — 0.1%
ACE Ltd.(u)	12,790	1,300,487
American Equity Investment Life Holding Co.(u)	1,900	51,262
American Financial Group, Inc.(u)	11,300	734,952
American International Group, Inc.(u)	2,492	154,056
Arthur J Gallagher & Co.	3,590	169,807
Assured Guaranty Ltd.(u)	22,400	537,376
CNA Financial Corp.(u)	900	34,389
Erie Indemnity Co. (Class A Stock)(u)	700	57,449
Everest Re Group Ltd.	870	158,349
Hartford Financial Services Group, Inc. (The)	6,760	281,013
HCC Insurance Holdings, Inc.	1,860	142,922
Meadowbrook Insurance Group, Inc.	11,303	97,206
MetLife, Inc.(u)	17,905	1,002,501
Montpelier Re Holdings Ltd. (Bermuda)	5,335	210,733
Navigators Group, Inc. (The)*(u)	500	38,780
Old Republic International Corp.(u)	9,700	151,611
PartnerRe Ltd.	223	28,656
Principal Financial Group, Inc.	2,630	134,893
Symetra Financial Corp.(u)	5,600	135,352
Unum Group(u)	4,400	157,300
Willis Group Holdings PLC	300	14,070
XL Group PLC (Ireland)	11,734	436,505

		6,029,669

Internet & Catalog Retail
Amazon.com, Inc.*	340	147,591
Blue Nile, Inc.*(u)	2,300	69,897
FTD Cos., Inc.*(u)	3,620	102,048
HSN, Inc.(u)	4,100	287,779
Lands’ End, Inc.*(u)	1,200	29,796
Orbitz Worldwide, Inc.*	52,060	594,525

		1,231,636

Internet Software & Services — 0.2%
Blucora, Inc.*(u)	6,500	104,975
Cimpress NV*(u)	6,000	504,960
Constant Contact, Inc.*(u)	4,600	132,296
Dealertrack Technologies, Inc.*	5,960	374,228
Envestnet, Inc.*(u)	1,900	76,817
Facebook, Inc. (Class A Stock)*(u)	11,334	972,061
Global Sources Ltd. (Bermuda)*(u)	12,919	89,787
Google, Inc. (Class A Stock)*(u)	181	97,747
Google, Inc. (Class C Stock)*(u)	2,219	1,155,012

COMMON STOCKS (continued)	Shares	Value (Note 2)
Internet Software & Services (continued)
LogMeIn, Inc.*(u)	7,800	$503,022
NIC, Inc.(u)	9,700	177,316
Stamps.com, Inc.*(u)	700	51,499
Yahoo!, Inc.*(u)	291,960	11,471,108

		15,710,828

IT Services — 0.1%
Accenture PLC (Class A Stock)(u)	5,861	567,228
Alliance Data Systems Corp.*(u)	1,465	427,692
Booz Allen Hamilton Holding Corp.(u)	9,500	239,780
Broadridge Financial Solutions, Inc.(u)	7,400	370,074
Cognizant Technology Solutions Corp. (Class A Stock)*(u)	7,245	442,597
DST Systems, Inc.(u)	4,800	604,704
Fidelity National Information Services, Inc.	4,302	265,864
iGATE Corp.*	14,891	710,152
Jack Henry & Associates, Inc.	1,340	86,698
Leidos Holdings, Inc.(u)	800	32,296
MAXIMUS, Inc.(u)	8,000	525,840
Syntel, Inc.*(u)	6,600	313,368
WEX, Inc.*	620	70,661

		4,656,954

Leisure Products
Brunswick Corp.(u)	10,100	513,686
Polaris Industries, Inc.(u)	3,400	503,574

		1,017,260

Life Sciences Tools & Services
Cambrex Corp.*(u)	2,800	123,032
Charles River Laboratories International, Inc.*(u)	6,500	457,210
Illumina, Inc.*(u)	2,500	545,900
Mettler-Toledo International, Inc.*(u)	700	239,022
PAREXEL International Corp.*(u)	7,300	469,463

		1,834,627

Machinery — 0.1%
Blount International, Inc.*(u)	6,800	74,256
Cummins, Inc.(u)	2,460	322,727
Hillenbrand, Inc.(u)	4,700	144,290
Hyster-Yale Materials Handling, Inc.(u)	2,500	173,200
Lincoln Electric Holdings, Inc.(u)	6,600	401,874
Meritor, Inc.*(u)	18,900	247,968
PACCAR, Inc.(u)	12,257	782,119
Pall Corp.	7,127	886,955
Parker Hannifin Corp.	760	88,411
SPX Corp.(u)	920	66,599
Timken Co. (The)(u)	7,500	274,275
Toro Co. (The)(u)	9,000	610,020
Trinity Industries, Inc.(u)	9,600	253,728
Wabash National Corp.*(u)	7,900	99,066

		4,425,488

Marine
Matson, Inc.(u)	1,900	79,876
Pangaea Logistics Solutions Ltd.*(u)	5,064	16,357

		96,233

Media — 0.3%
CBS Corp. (Class B Stock)	4,220	234,210

SEE NOTES TO FINANCIAL STATEMENTS.

A5

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Media (continued)
Charter Communications, Inc. (Class A Stock)*	1,388	$237,695
Cinemark Holdings, Inc.(u)	16,900	678,873
Comcast Corp. (Class A Stock)	3,085	185,532
DIRECTV*	1,108	102,811
Discovery Communications, Inc. (Class C Stock)*(u)	8,600	267,288
DISH Network Corp. (Class A Stock)*(u)	8,542	578,379
Friendfinder Networks, Inc. (original cost $54,485; purchased 05/01/14)*(f)(g)	641	22,270
Gannett Co., Inc.*(u)	1,400	19,586
Journal Media Group, Inc.	12,534	103,907
Liberty Global PLC (United Kingdom) (Class C Stock)*	124,910	6,324,193
Madison Square Garden Co. (The) (Class A Stock)*(u)	2,800	233,772
Morningstar, Inc.(u)	2,900	230,695
Sirius XM Holdings, Inc.*	49,980	186,425
Starz (Class A Stock)*(u)	15,100	675,272
TEGNA, Inc.(u)	2,800	89,796
Time Warner Cable, Inc.	33,290	5,931,279
Time Warner, Inc.(u)	9,813	857,754
Time, Inc.(u)	7,210	165,902
Twenty-First Century Fox, Inc. (Class B Stock)(u)	10,077	324,681
Walt Disney Co. (The)	2,420	276,219

		17,726,539

Metals & Mining
Alamos Gold, Inc. (Canada)	14,516	82,168
Alcoa, Inc.(u)	2,801	31,231
Century Aluminum Co.*(u)	35,200	367,136
Energy Fuels, Inc. (Canada)*	1,591	7,121
Jaguar Mining, Inc. (Canada)*	25,812	3,823
Jaguar Mining, Inc. (Canada) (original cost $97,534; purchased 04/23/14-08/14/14)*(f)(g)	142,136	16,567
Probe Metals, Inc. (Canada)*	519	193
RTI International Metals, Inc.*	1,569	49,455
Southern Arc Minerals, Inc. (Canada) (original cost $39,654; purchased 02/23/11)*(f)(g)	24,506	883
Stillwater Mining Co.*(u)	14,600	169,214
Worthington Industries, Inc.(u)	11,000	330,660

		1,058,451

Multiline Retail — 0.1%
Dillard’s, Inc. (Class A Stock)(u)	4,100	431,279
Dollar General Corp.(u)	2,480	192,795
Family Dollar Stores, Inc.(u)	53,106	4,185,284

		4,809,358

Multi-Utilities — 0.5%
CenterPoint Energy, Inc.	8,640	164,419
CMS Energy Corp.(u)	13,774	438,564
Dominion Resources, Inc.	55,508	3,711,820
NiSource, Inc.	163,122	7,436,732
PG&E Corp.	159,961	7,854,085
Public Service Enterprise Group, Inc.(u)	11,700	459,576
Sempra Energy	72,091	7,132,684

COMMON STOCKS (continued)	Shares	Value (Note 2)
Multi-Utilities (continued)
Vectren Corp.(u)	6,900	$265,512
Veolia Environnement SA (France)	213,647	4,374,324
WEC Energy Group, Inc.	17,214	774,132

		32,611,848

Oil, Gas & Consumable Fuels — 1.1%
Anadarko Petroleum Corp.	2,900	226,374
Cabot Oil & Gas Corp.(u)	20,990	662,025
Cheniere Energy Partners LP Holdings LLC .	193,071	4,521,723
Columbia Pipeline Partners LP, UTS	219,096	5,521,219
CONSOL Energy, Inc.(u)	20,800	452,192
CVR Energy, Inc.(u)	1,700	63,988
Delek US Holdings, Inc.(u)	6,400	235,648
Dominion Midstream Partners LP	97,056	3,718,215
Enbridge, Inc. (Canada)	68,615	3,210,496
Energy Transfer Equity LP	101,236	6,496,314
EOG Resources, Inc.	3,720	325,686
EQT Corp.(u)	9,610	781,677
EQT GP Holdings LP, UTS*	192,111	6,529,853
HollyFrontier Corp.(u)	11,400	486,666
Kinder Morgan, Inc.	99,358	3,814,354
Legacy Oil + Gas, Inc. (Canada)*	146,755	284,345
Marathon Oil Corp.	5,220	138,539
Marathon Petroleum Corp.(u)	18,460	965,643
MPLX LP	70,101	5,003,809
Pacific Rubiales Energy Corp. (Colombia)	37,513	141,462
PBF Energy, Inc. (Class A Stock)(u)	3,500	99,470
Phillips 66(u)	7,300	588,088
Phillips 66 Partners LP	74,241	5,345,352
Rosetta Resources, Inc.*	22,125	511,973
SemGroup Corp. (Class A Stock)	62,856	4,995,795
Shell Midstream Partners LP(g)	21,959	942,283
Shell Midstream Partners LP, UTS	153,770	7,019,601
Tallgrass Energy GP LP*	134,797	4,333,724
Tesoro Corp.(u)	5,600	472,696
TransCanada Corp. (Canada)	1,630	66,211
Western Refining, Inc.(u)	13,700	597,594
Williams Cos., Inc. (The)	138,028	7,921,427
World Fuel Services Corp.(u)	8,300	397,985

		76,872,427

Paper & Forest Products
Clearwater Paper Corp.*(u)	800	45,840
International Paper Co.(u)	4,400	209,396
P.H. Glatfelter Co.(u)	2,500	54,975
Schweitzer-Mauduit International, Inc.(u)	800	31,904
Verso Corp.*(g)	54,487	35,961

		378,076

Personal Products
Herbalife Ltd.*	636	35,037
Neptune Technologies & Bioressources, Inc. (Canada)*	16	20

		35,057

Pharmaceuticals — 0.1%
AbbVie, Inc.(u)	1,500	100,786
Allergan PLC*	570	172,972
Bristol-Myers Squibb Co.(u)	3,724	247,795
Hospira, Inc.*	12,710	1,127,504
Jazz Pharmaceuticals PLC*(u)	2,500	440,175

SEE NOTES TO FINANCIAL STATEMENTS.

A6

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Pharmaceuticals (continued)
Lannett Co., Inc.*(u)	11,100	$659,784
Mallinckrodt PLC*(u)	4,100	482,652
Mylan NV*	2,959	200,798
Perrigo Co. PLC	1,600	295,728
Pfizer, Inc.	6,440	215,933
Sucampo Pharmaceuticals, Inc. (Class A Stock)*(u)	2,100	34,503

		3,978,630

Professional Services
ICF International, Inc.*(u)	1,600	55,776
ManpowerGroup, Inc.(u)	6,700	598,846
Navigant Consulting, Inc.*(u)	5,600	83,272
On Assignment, Inc.*(u)	1,400	54,992
Resources Connection, Inc.(u)	4,800	77,232

		870,118

Real Estate Investment Trusts (REITs) — 0.4%
AG Mortgage Investment Trust, Inc.(u)	7,900	136,512
American Assets Trust, Inc.(u)	4,400	172,524
American Capital Agency Corp.(u)	23,700	435,369
American Tower Corp.	74,965	6,993,486
Annaly Capital Management, Inc.(u)	47,000	431,930
Apollo Residential Mortgage, Inc.(u)	4,500	66,105
Ashford Hospitality Trust, Inc.(u)	5,300	44,838
Associated Estates Realty Corp.	3,125	89,469
AvalonBay Communities, Inc.(u)	4,640	741,797
Boston Properties, Inc.	1,880	227,555
Brixmor Property Group, Inc.	3,780	87,431
CBL & Associates Properties, Inc.(u)	5,000	81,000
Chambers Street Properties(u)	30,600	243,270
Chatham Lodging Trust(u)	4,800	127,056
Chimera Investment Corp.(u)	2,360	32,355
Communications Sales & Leasing, Inc.*	14,731	364,150
Crown Castle International Corp.	73,639	5,913,212
CyrusOne, Inc.	178,712	5,263,068
Excel Trust, Inc.	36,628	577,624
Franklin Street Properties Corp.(u)	16,800	190,008
Geo Group, Inc. (The)(u)	9,900	338,184
Hospitality Properties Trust(u)	22,500	648,450
Invesco Mortgage Capital, Inc.(u)	31,200	446,784
Lamar Advertising Co. (Class A Stock)(u)	3,100	178,188
Lexington Realty Trust(u)	22,900	194,192
Liberty Property Trust	2,210	71,206
Prologis, Inc.	7,170	266,007
Regency Centers Corp.	4,710	277,796
RLJ Lodging Trust(u)	15,800	470,524
Two Harbors Investment Corp.(u)	14,400	140,256
WP Carey, Inc.(u)	2,300	135,562

		25,385,908

Real Estate Management & Development
CBRE Group, Inc. (Class A Stock)*(u)	11,700	432,900
Jones Lang LaSalle, Inc.(u)	4,300	735,300

		1,168,200

Road & Rail — 0.2%
AMERCO(u)	2,300	751,893
ArcBest Corp.(u)	1,500	47,700
Canadian Pacific Railway Ltd. (Canada) (NYSE)(u)	5,244	840,246

COMMON STOCKS (continued)	Shares	Value (Note 2)
Road & Rail (continued)
Canadian Pacific Railway Ltd. (Canada) (TSX)	29,910	$4,789,910
CSX Corp.(u)	4,284	139,873
East Japan Railway Co. (Japan)	37,934	3,410,237
Old Dominion Freight Line, Inc.*(u)	9,300	638,027
Quality Distribution, Inc.*	25,969	401,481
Swift Transportation Co.*(u)	9,300	210,831
Union Pacific Corp.(u)	52,273	4,985,276

		16,215,474

Semiconductors & Semiconductor Equipment — 0.2%
Altera Corp.	12,757	653,158
Amkor Technology, Inc.*(u)	6,000	35,880
Applied Materials, Inc.	5,303	101,924
Avago Technologies Ltd. (Singapore)(u)	17,652	2,346,480
Broadcom Corp. (Class A Stock)(u)	40,376	2,078,961
Diodes, Inc.*(u)	3,300	79,563
Freescale Semiconductor Ltd.*(u)	34,031	1,360,219
Integrated Device Technology, Inc.*(u)	31,200	677,040
Integrated Silicon Solution, Inc.	12,791	283,193
KLA-Tencor Corp.(u)	4,856	272,956
Lam Research Corp.(u)	17,475	1,421,591
Micrel, Inc.	35,538	493,978
MKS Instruments, Inc.(u)	4,000	151,760
Monolithic Power Systems, Inc.(u)	2,700	136,917
NXP Semiconductors NV (Netherlands)*(u) .	3,390	332,898
PMC — Sierra, Inc.*(u)	14,600	124,976
Skyworks Solutions, Inc.(u)	8,670	902,547
Teradyne, Inc.(u)	16,700	322,143
Tessera Technologies, Inc.(u)	12,500	474,750
Texas Instruments, Inc.(u)	8,800	453,288
Ultra Clean Holdings, Inc.*(u)	9,800	61,054

		12,765,276

Software — 0.1%
Adobe Systems, Inc.*(u)	9,228	747,560
Advent Software, Inc.	12,676	560,406
ANSYS, Inc.*(u)	5,900	538,316
Aspen Technology, Inc.*(u)	9,400	428,170
AVG Technologies NV*(u)	10,400	282,984
CDK Global, Inc.(u)	11,100	599,178
ClickSoftware Technologies Ltd. (Israel)*	27,354	343,840
Informatica Corp.*	27,477	1,331,810
Manhattan Associates, Inc.*(u)	12,400	739,660
Microsoft Corp.(u)	5,836	257,659
MicroStrategy, Inc. (Class A Stock)*(u)	1,600	272,128
NetScout Systems, Inc.*(u)	4,400	161,348
Pegasystems, Inc.(u)	9,200	210,588
Progress Software Corp.*(u)	7,100	195,250
PTC, Inc.*(u)	1,900	77,938
Rally Software Development Corp.*	5,674	110,359
SolarWinds, Inc.*(u)	10,600	488,978
Solera Holdings, Inc.(u)	6,000	267,360
SS&C Technologies Holdings, Inc.(u)	8,000	500,000
Symantec Corp.(u)	8,100	188,325
Synopsys, Inc.*(u)	10,400	526,760
Tyler Technologies, Inc.*(u)	1,900	245,822
VMware, Inc. (Class A Stock)*	1,460	125,180

		9,199,619

SEE NOTES TO FINANCIAL STATEMENTS.

A7

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Specialty Retail — 0.1%
ANN, Inc.*	11,396	$550,313
AutoNation, Inc.*(u)	8,400	529,032
Best Buy Co., Inc.	5,130	167,289
Cato Corp. (The) (Class A Stock)(u)	800	31,008
Citi Trends, Inc.*(u)	1,900	45,980
Dick’s Sporting Goods, Inc.(u)	8,200	424,514
DSW, Inc. (Class A Stock)(u)	18,000	600,660
Express, Inc.*(u)	20,700	374,877
Foot Locker, Inc.(u)	11,700	784,017
Gap, Inc. (The)(u)	12,400	473,308
Home Depot, Inc. (The)	640	71,123
L&L Acquisition Corp. Escrow Shares*(g)	35,000	—
Lowe’s Cos., Inc.(u)	21,451	1,436,574
Murphy USA, Inc.*(u)	1,900	106,058
Office Depot, Inc.*	59,183	512,525
Ross Stores, Inc.(u)	14,400	699,984
TJX Cos., Inc. (The)(u)	7,234	478,674
Ulta Salon Cosmetics & Fragrance, Inc.*(u)	4,100	633,245
Urban Outfitters, Inc.*(u)	12,600	441,000
World Duty Free SpA (Italy)*	26,259	294,448
Zumiez, Inc.*(u)	4,200	111,846

		8,766,475

Technology Hardware, Storage & Peripherals
Apple, Inc.(u)	3,870	485,395
Hewlett-Packard Co.(u)	15,800	474,158
NetApp, Inc.	5,240	165,374
Super Micro Computer, Inc.*(u)	5,500	162,690

		1,287,617

Textiles, Apparel & Luxury Goods
Carter’s, Inc.(u)	4,900	520,870
Michael Kors Holdings Ltd.*(u)	10,800	454,572
Steven Madden Ltd.*(u)	8,700	372,186
VF Corp.	2,680	186,903

		1,534,531

Thrifts & Mortgage Finance
Beneficial Bancorp, Inc.*(u)	3,100	38,719
Federal Home Loan Mortgage Corp.*	52,966	117,055
Federal National Mortgage Assoc.*	57,955	134,745
First Defiance Financial Corp.(u)	1,800	67,554
Heritage Financial Group, Inc.	125	3,773
Home Loan Servicing Solutions Ltd.(u)	35,316	24,368

		386,214

Tobacco
Altria Group, Inc.(u)	5,300	259,223
Philip Morris International, Inc.	1,770	141,901

		401,124

Trading Companies & Distributors
DXP Enterprises, Inc.*(u)	8,800	409,200
Kaman Corp.(u)	1,900	79,686
MRC Global, Inc.*(u)	30,700	474,008

		962,894

Transportation Infrastructure — 0.6%
Ansaldo STS SpA (Italy)	18,544	192,994
Atlantia SpA (Italy)	383,080	9,465,114

COMMON STOCKS (continued)	Shares	Value (Note 2)
Transportation Infrastructure (continued)
China Merchants Holdings International Co. Ltd. (China)	1,335,616	$5,721,579
Flughafen Zuerich AG (Switzerland)	4,851	3,755,192
Groupe Eurotunnel SE (France)	699,765	10,146,060
Grupo Aeroportuario del Pacifico SAB de CV (Mexico) (Class B Stock)	658,265	4,506,398
Transurban Group (Australia)	758,093	5,435,239
Transurban Group (Australia), 144A(g)	135,829	973,843

		40,196,419

Water Utilities — 0.1%
American States Water Co.(u)	1,100	41,129
American Water Works Co., Inc.	80,977	3,937,912
Beijing Enterprises Water Group Ltd. (China)*	5,676,969	4,649,823

		8,628,864

Wireless Telecommunication Services — 0.2%
Infrastrutture Wireless Italiane SpA (Italy)*	529,770	2,391,991
Infrastrutture Wireless Italiane SpA (Italy), 144A*(g)	251,747	1,136,676
SBA Communications Corp. (Class A Stock)*	73,926	8,499,272
Telephone & Data Systems, Inc.(u)	2,400	70,560
T-Mobile US, Inc.*	8,360	324,117

		12,422,616

TOTAL COMMON STOCKS (cost $526,141,918)		569,226,938

EXCHANGE TRADED FUNDS — 1.5%
iShares Global 100 Index Fund	228,921	17,228,595
iShares iBoxx $ High Yield Corporate Bond Fund(a)	197,400	17,529,120
iShares JPMorgan USD Emerging Markets Bond Fund(a)	157,100	17,268,432
iShares US Real Estate(a)	279,300	19,914,090
SPDR Barclays High Yield Bond(a)	214,500	8,243,235
SPDR Dow Jones REIT(a)	238,000	20,082,440
Vanguard Information Technology(a)	30,000	3,186,900

TOTAL EXCHANGE TRADED FUNDS (cost $91,441,302)		103,452,812

PREFERRED STOCKS — 0.1%
Capital Markets
Cowen Group, Inc., CVT, 5.625%*	575	648,097

Chemicals
A Schulman, Inc., CVT, 6.000%*	550	576,778

Consumer Finance
Navient Corp., 1.926%(c)	900	21,915

Household Durables — 0.1%
Sealy Corp., CVT, 8.000%*(g)	33,706	2,853,887

Paper & Forest Products
China Wood, Inc., CVT, 8.000%(original cost $81,795; purchased 11/05/10)*(f)(g)	20,500	101

Thrifts & Mortgage Finance
Federal Home Loan Mortgage Corp., 5.570%*	14,211	48,175
Federal Home Loan Mortgage Corp., 5.660%*	6,900	24,978

SEE NOTES TO FINANCIAL STATEMENTS.

A8

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

PREFERRED STOCKS (continued)	Shares	Value (Note 2)
Thrifts & Mortgage Finance (continued)
Federal Home Loan Mortgage Corp., 6.020%*	6,494	$22,209
Federal Home Loan Mortgage Corp., Series Z, 8.375%*	19,538	73,268
Federal National Mortgage Assoc., Series S, 8.250%*	19,538	73,268

		241,898

TOTAL PREFERRED STOCKS (cost $4,431,467)		4,342,676

	Units
RIGHTS*
Biotechnology
Ambit Biosciences Corp., CVR (original cost $0; purchased 11/12/14)(f)	11,080	7,888
Chelsea Therapeutics International Ltd., Escrow Shares, CVR (original cost $23,695; purchased 06/24/14)(f)	296,186	23,695
Durata Therapeutics, Inc., CVR (original cost $0; purchased 11/19/14)(f)	19,543	20,057
Prosensa Holdings, CVR (Netherlands) (original cost $15,402; purchased 01/16/15)(f)	15,402	14,736

		66,376

Capital Markets
1347 Capital Corp., expiring 07/21/16	30,036	11,414
Arowana, Inc. (Australia), expiring 01/01/17	80,000	22,400
Barington/Hilco Acquisition Corp., expiring 02/13/17	58,260	16,255
CB Pharma Acquisition Corp., expiring 06/17/16	24,500	10,474
DT Asia Investments Ltd. (Hong Kong)	15,871	4,650
Garnero Group Acquisition Co. (Brazil), expiring 06/25/16	172,260	33,591
Hydra Industries Acquisition Corp.	120,000	40,800

		139,584

Health Care Equipment & Supplies
American Medical Alert Corp., CVR(g)	27,759	3
Sorin SpA (Italy), expiring 07/22/15	69,022	23,523

		23,526

Health Care Providers & Services
Community Health Systems, Inc., CVR	744,052	10,417

Life Sciences Tools & Services
Furiex Pharmaceuricals, Inc., CVR(original cost $164,380; purchased 07/03/14)(f)	16,825	165,271

TOTAL RIGHTS (cost $391,953)		405,174

	Shares
UNAFFILIATED MUTUAL FUNDS — 1.6%
Advent Claymore Convertible Securities & Income Fund II	35,409	226,972
Advent Claymore Enhanced Growth & Income Fund	2,575	23,355
AllianceBernstein Global High Income Fund, Inc.	7,593	91,268

UNAFFILIATED MUTUAL FUNDS (continued)	Shares	Value (Note 2)
Alpine Global Dynamic Dividend Fund	8,249	$81,665
Alpine Global Premier Properties Fund	50,123	324,296
Apollo Tactical Income Fund, Inc.	2,451	38,652
AQR Multi Strategy Alternative Fund (Institutional Class Shares)	564,459	5,526,051
Ares Dynamic Credit Allocation Fund, Inc.	19,303	295,915
Ares Multi-Strategy Credit Fund, Inc.	1,475	27,715
Avenue Income Credit Strategies Fund	1,141	16,214
BlackRock Core Bond Trust (Retail Shares)	19,113	242,162
BlackRock Corporate High Yield Fund VI, Inc.	33,814	364,853
BlackRock Floating Rate Income Strategies Fund, Inc.	3,885	52,525
BlackRock Floating Rate Income Trust Fund	300	3,894
BlackRock Global Long/Short Credit Fund (Institutional Class Shares)	1,364,511	14,313,725
BlackRock Limited Duration Income Trust	3,980	60,297
BlackRock Long-Term Municipal Advantage Trust	2,690	29,052
BlackRock Multi-Sector Income Trust	3,843	63,717
BlackRock Muni Intermediate Duration Fund, Inc.	5,013	68,177
BlackRock Municipal Income Investment Quality Trust	2,045	28,773
BlackRock Municipal Income Quality Trust	2,935	39,857
BlackRock Municipal Target Term Trust	18,542	375,846
BlackRock MuniHoldings New Jersey Quality Fund, Inc. (Retail Shares)	3,485	46,176
BlackRock MuniHoldings Quality Fund, Inc. (Retail Shares)	531	6,887
BlackRock MuniYield Investment Quality Fund (Retail Shares)	349	4,607
BlackRock MuniYield Michigan Quality Fund II, Inc. (Retail Shares)	3,446	42,972
BlackRock MuniYield Michigan Quality Fund, Inc. (Retail Shares)	4,303	57,230
BlackRock MuniYield Pennsylvania Quality Fund (Retail Shares)	714	9,589
BlackRock Resources & Commodities Strategy Trust	49,975	455,772
Blackstone/GSO Long-Short Credit Income Fund	9,929	153,800
Blackstone/GSO Strategic Credit Fund	24,977	390,391
Brookfield Global Listed Infrastructure Income Fund, Inc.	1,927	31,873
Calamos Market Neutral Income Fund (Institutional Class Shares)	685,781	8,874,001
CBRE Clarion Global Real Estate Income Fund	21,968	174,865
Central Securities Corp. (Retail Shares)	14,284	303,749
Cohen & Steers Quality Income Realty Fund, Inc. (Retail Shares)	31,040	331,818
Cohen & Steers REIT and Preferred Income Fund, Inc.	9,883	172,854
Cushing Renaissance Fund (The)	200	3,830
Delaware Enhanced Global Dividend & Income Fund	4,199	45,391
Deutsche High Income Trust (Retail Shares)	2,112	17,994
Diamond Hill Long-Short Fund (Institutional Class Shares)*	322,918	7,892,112

SEE NOTES TO FINANCIAL STATEMENTS.

A9

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

UNAFFILIATED MUTUAL FUNDS (continued)	Shares	Value (Note 2)
Dreyfus Municipal Bond Infrastructure Fund, Inc.	1,496	$17,398
Duff & Phelps Global Utility Income Fund, Inc.	4,299	76,178
Duff & Phelps Utility and Corporate Bond Trust, Inc.	661	6,194
Eaton Vance Floating-Rate Income Trust	1,784	24,584
Eaton Vance Global Macro Absolute Return Fund (Institutional Class Shares)	1,512,111	14,062,633
Eaton Vance Limited Duration Income Fund	14,538	195,827
Eaton Vance Municipal Bond Fund	5,552	67,568
Eaton Vance New York Municipal Bond Fund	662	8,162
Eaton Vance Risk-Managed Diversified Equity Income Fund	1,448	15,653
Eaton Vance Senior Income Trust (Retail Shares)	15,995	99,329
Eaton Vance Short Duration Diversified Income Fund	11,661	161,505
Eaton Vance Tax-Advantaged Bond and Options Strategies Fund	1,966	25,361
First Trust Aberdeen Global Opportunity Income Fund	25,040	273,437
First Trust Energy Infrastructure Fund	408	8,405
First Trust High Income Long/Short Fund	14,610	228,500
First Trust Sr. Floating Rate Income Fund II	378	4,974
First Trust Strategic High Income Fund II	2,139	28,299
Franklin Limited Duration Income Trust	31,432	366,183
Gabelli ABC Fund (Advisor Class Shares)	1,179,828	12,034,246
Gabelli Dividend & Income Trust (The)	3,433	71,475
Gabelli Healthcare & WellnessRx Trust (The)	4,556	51,209
GAMCO Natural Resources Gold & Income Trust	111	849
General American Investors Co., Inc.	193	6,722
Highland Long/Short Equity Fund (Class Z Shares)	371,098	4,583,055
Invesco Dynamic Credit Opportunities Fund	7,955	92,358
Invesco High Income Trust II (Retail Shares)	4,554	65,259
Invesco Municipal Trust (Retail Shares)	6,699	80,522
Invesco Pennsylvania Value Municipal Income Trust	1,453	17,581
Invesco Quality Municipal Income Trust (Retail Shares)	7,904	93,425
Invesco Trust for Investment Grade New York Municipals (Retail Shares)	1,162	15,501
Ivy High Income Opportunities Fund	2,339	34,945
John Hancock Income Securities Trust	1,680	23,369
Lazard Global Total Return and Income Fund, Inc.	604	9,290
Liberty All Star Equity Fund (Retail Shares)	66,113	380,150
Liberty All Star Growth Fund, Inc.	2,190	11,279
LMP Capital and Income Fund, Inc.	2,579	38,891
LMP Corporate Loan Fund, Inc. (Retail Shares)	298	3,290
Macquarie Global Infrastructure Total Return Fund, Inc.	2,635	61,501
MFS Investment Grade Municipal Trust (Retail Shares)	8,654	80,482
MFS Municipal Income Trust (Retail Shares)	10,090	64,879

UNAFFILIATED MUTUAL FUNDS (continued)	Shares	Value (Note 2)
Morgan Stanley Emerging Markets Fund, Inc.	656	$9,735
Morgan Stanley Income Securities, Inc. (Retail Shares)	11,181	192,425
Neuberger Berman High Yield Strategies Fund, Inc.	9,192	108,282
Neuberger Berman Real Estate Securities Income Fund, Inc.	13,818	65,497
New America High Income Fund, Inc. (The)	1,633	14,321
Nuveen Connecticut Premium Income Municipal Fund (Retail Shares)	2,972	37,091
Nuveen Credit Strategies Income Fund	48,990	421,804
Nuveen Dividend Advantage Municipal Fund 2 (Retail Shares)	11,589	155,408
Nuveen Global Equity Income Fund	4,059	50,697
Nuveen Maryland Premium Income Municipal Fund (Retail Shares)	16,023	196,282
Nuveen Massachusetts Premium Income Municipal Fund	1,473	19,532
Nuveen Michigan Quality Income Municipal Fund	458	6,069
Nuveen Municipal Advantage Fund, Inc. (Retail Shares)	5,581	72,553
Nuveen Municipal Market Opportunity Fund, Inc. (Retail Shares)	4,342	56,012
Nuveen Municipal Opportunity Fund, Inc.	3,580	48,724
Nuveen New Jersey Dividend Advantage Municipal Fund (Retail Shares)	17,121	220,005
Nuveen New York AMT-Free Municipal Income Fund	428	5,371
Nuveen New York Dividend Advantage Municipal Fund (Retail Shares)	1,391	18,834
Nuveen North Carolina Premium Income Municipal Fund (Retail Shares)	8,786	111,494
Nuveen Ohio Quality Income Municipal Fund (Retail Shares)	2,210	31,647
Nuveen Pennsylvania Investment Quality Municipal Fund (Retail Shares)	4,894	64,356
Nuveen Performance Plus Municipal Fund, Inc. (Retail Shares)	5,601	78,582
Nuveen Premier Municipal Income Fund, Inc.	4,102	52,916
Nuveen Premium Income Municipal Fund, Inc. (Retail Shares)	22,218	291,945
Nuveen Premium Income Municipal Fund 2, Inc. (Retail Shares)	11,458	152,162
Nuveen Quality Income Municipal Fund, Inc. (Retail Shares)	8,179	109,108
Nuveen Quality Municipal Fund, Inc. (Retail Shares)	17,885	225,709
Nuveen Quality Preferred Income Fund III	2,388	19,462
Nuveen Select Quality Municipal Fund, Inc. (Retail Shares)	8,993	118,887
Nuveen Senior Income Fund	2,519	16,122
Nuveen Short Duration Credit Opportunities Fund	3,919	64,585
PIMCO Dynamic Credit Income Fund	6,381	128,769
Pioneer Floating Rate Trust	3,526	40,126
Putnam High Income Securities Fund	12,915	100,608
Putnam Managed Municipal Income Trust	17,801	125,853
Putnam Municipal Opportunities Trust	7,677	89,130

SEE NOTES TO FINANCIAL STATEMENTS.

A10

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

UNAFFILIATED MUTUAL FUNDS (continued)	Shares	Value (Note 2)
RMR Real Estate Income Fund (Retail Shares)	9,970	$184,844
Royce Micro-Cap Trust, Inc.	316	2,914
Royce Value Trust, Inc.	231	3,185
Source Capital, Inc. (Retail Shares)	1,252	91,070
Sprott Focus Trust, Inc.	5,730	40,568
Stone Harbor Emerging Markets Total Income Fund	3,092	43,381
Swiss Helvetia Fund, Inc. (The)	3,119	36,492
Templeton Emerging Markets Fund	910	13,250
Templeton Global Income Fund (Retail Shares)	31,151	218,992
Third Avenue Focused Credit Fund (Institutional Class Shares)	733,663	6,639,649
Tortoise Pipeline & Energy Fund, Inc.	3,434	87,876
Touchstone Merger Arbitrage Fund (Institutional Class Shares)	635,530	6,800,174
Transamerica Income Shares, Inc. (Retail Shares)	10,289	204,648
Tri-Continental Corp.	2,256	47,805
Voya Emerging Markets High Income Dividend Equity Fund	691	6,806
Voya Infrastructure Industrials and Materials Fund	700	10,234
Voya Prime Rate Trust	5,298	27,815
Wells Fargo Advantage Income Opportunities Fund	5,141	42,516
Wells Fargo Advantage Multi-Sector Income Fund	10,453	132,335
Western Asset Global High Income Fund, Inc.	1,132	11,705
Western Asset Global Partners Income Fund, Inc. (Retail Shares)	10,520	96,468
Western Asset High Income Opportunity Fund, Inc. (Retail Shares)	49,368	254,245
Western Asset Managed High Income Fund, Inc. (Retail Shares)	59,804	295,432
Western Asset Total Return Unconstrained Fund (Institutional Class Shares)	845,770	8,804,465
Western Asset Worldwide Income Fund, Inc. (Retail Shares)	6,284	68,119
William Blair Macro Allocation Fund (Institutional Class Shares)	724,612	9,238,801
Zweig Total Return Fund, Inc. (The)	4,220	54,607

TOTAL UNAFFILIATED MUTUAL FUNDS (cost $113,499,624)		111,779,859

	Units
WARRANTS*
Banks
Associated Banc-Corp., expiring 11/21/18	2,176	7,834
Boston Private Financial Holdings, Inc., expiring 11/21/18	10,019	62,969

		70,803

Biotechnology
Mast Therapeutics, Inc., expiring 11/16/16(original cost $0; purchased 5/7/14)(f)(g)	11,250	105
NeoStem, Inc., expiring 07/22/16(original cost $0; purchased 07/09/11)(f)(g)	30,000	—

WARRANTS* (continued)	Units	Value (Note 2)
Biotechnology (continued)
Venaxis, Inc., expiring 05/24/18(g)	2,700	$27

		132

Capital Markets
1347 Capital Corp., expiring 08/06/21	30,036	6,758
AR Capital Acquisition Corp., expiring 10/19/17	52,500	18,375
Arowana, Inc. (Australia), expiring 05/01/16(g)	80,000	10,400
Barington/Hilco Acquisition Corp., expiring 02/11/18	58,260	9,322
CB Pharma Acquisition Corp., expiring 12/17/21(g)	24,500	9,923
Delta Technology Holdings Ltd. (China), expiring 12/18/17	86,702	54,189
DT Asia Investments Ltd. (Hong Kong), expiring 10/22/19(g)	15,871	2,143
Dundee Acquisition Ltd. (Canada), expiring 04/14/20	70,000	14,011
Education Management Corp., expiring 10/01/21(original cost $89,109; purchased 01/23/15)(f)(g)	1,339,182	7,888
FinTech Acquisition Corp., expiring 02/19/20	80,000	29,600
Garnero Group Acquisition Co. (Brazil), expiring 06/24/19	172,260	28,371
Harmony Merger Corp., expiring 01/01/21(u)	156,780	62,712
Hydra Industries Acquisition Corp., expiring 12/09/19	120,000	25,368
Levy Acquisition Corp., expiring 01/06/18	55,384	321,227
Quinpario Acquisition Corp. 2, expiring 01/01/23	251,918	102,971
Terrapin 3 Acquisition Corp., expiring 08/18/19	102,000	32,140
WL Ross Holding Corp., expiring 08/05/19	207,000	196,650

		932,048

Commercial Services & Supplies
IVS Group SA (Italy), expiring 01/27/16	60,858	6,574

Construction Materials
Tecnoglass, Inc., expiring 12/16/16	38,250	183,218

Distributors
KBS Fashion Group Ltd. (China), expiring 01/22/18(g)	80,792	2,828

Diversified Financial Services
Boulevard Acquisition Corp., expiring 02/19/19	36,000	131,400
Cambridge Capital Acquisition Corp., expiring 12/19/18	105,600	15,840
Capitol Acquisition Corp. II, expiring 05/15/16	74,578	174,513
Chart Acquisition Corp., expiring 12/19/17	134,325	53,730
Electrawinds SE (Luxembourg), expiring 10/01/15	57,500	321
Jack Cooper Holdings Corp., expiring 12/15/17(g)	200	34,000
Jack Cooper Holdings Corp., expiring 05/06/18	50	8,500
RMG Networks Holding Corp., expiring 04/08/18(g)	79,900	4,814

SEE NOTES TO FINANCIAL STATEMENTS.

A11

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

WARRANTS* (continued)	Units	Value (Note 2)
Diversified Financial Services (continued)
ROI Acquisition Corp. II, expiring 09/17/18	63,000	$16,380

		439,498

Energy Equipment & Services
Glori Energy, Inc., expiring 07/25/19(g)	26,400	3,696

Food Products
Pingtan Marine Enterprise Ltd., expiring 02/26/18(g)	55,000	3,575

Internet Software & Services
Net Element International, Inc., expiring 10/07/15(g)	28,804	576

Machinery
Blue Bird Corp., expiring 02/24/20	54,000	76,950
Jason Industries, Inc., expiring 09/27/18	163,030	88,322

		165,272

Media
Global Eagle Entertainment, Inc., expiring 05/13/16	47,671	189,492
Hemisphere Media Group, Inc., expiring 04/06/18	93,601	102,961

		292,453

Oil, Gas & Consumable Fuels
Harvest Natural Resources, Inc., expiring 10/11/15(original cost $0; purchased 10/16/12)(f)(g)	5,813	—

Pharmaceuticals
Pluristem Therapeutics, Inc., expiring 09/19/17(g)	6,750	—

Semiconductors & Semiconductor Equipment
TranSwitch Corp., expiring 03/28/19(original cost $1; purchased 03/28/13)(f)(g)	72,000	—

TOTAL WARRANTS (cost $1,065,383)		2,100,673

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 0.3%
Collateralized Debt Obligations
Stoney Lane Funding I Corp.,
Series 2007-1A, Class A1, 144A
0.514%(c)	04/18/22		1,038	1,026,291
Venture VIII CDO Ltd.,
Series 2007-8A, Class A1A, 144A
0.556%(c)	07/22/21		1,343	1,308,083

				2,334,374

Collateralized Loan Obligations — 0.1%
ALM V Ltd. (Cayman Islands),
Series 2012-5A, Class A1R, 144A
1.507%(c)	02/13/23		1,900	1,895,756
Aquilae CLO II PLC (Ireland),
Series 2006-1X, Class A
0.401%(c)	01/17/23	EUR	47	52,377
Cadogan Square CLO III BV (Netherlands),
Series 3X, Class A
0.391%(c)	01/17/23	EUR	42	46,255

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (continued)
Dryden XXII Sr. Loan Fund (Cayman Islands),
Series 2011-22A, Class A1R, 144A
1.445%(c)	01/15/22		1,782	$1,776,372
Duane Street CLO III Ltd.,
Series 2006-3A, Class A1, 144A
0.526%(c)	01/11/21		97	97,211
Franklin CLO V Ltd.,
Series 5A, Class A2, 144A
0.546%(c)	06/15/18		226	225,072
Gallatin CLO VII Ltd. (Cayman Islands),
Series 2014-1A, Class A, 144A
1.545%(c)	07/15/23		1,000	994,828
Goldentree Loan Opportunities V Ltd. (Cayman Islands),
Series 2007-5A, Class A, 144A
0.970%(c)	10/18/21		520	518,969
Halcyon Structured Asset Management European CLO BV (Netherlands),
Series 2006-IIX, Class A1
0.381%(c)	01/25/23	EUR	248	275,112
Hillmark Funding Ltd. (Cayman Islands),
Series 2006-1A, Class A1, 144A
0.531%(c)	05/21/21		495	490,229
LightPoint CLO V (Cayman Islands),
Series 2006-5A, Class A1, 144A
0.529%(c)	08/05/19		136	136,006
Magi Funding PLC (Ireland),
Series l-A, Class A, 144A
0.331%(c)	04/11/21	EUR	34	37,720
Mercator CLO II PLC (Ireland),
Series II-X, Class A1
0.226%(c)	02/18/24	EUR	143	158,341
Octagon Investment Partners XII Ltd. (Cayman Islands),
Series 2012-1AR, Class AR, 144A
1.549%(c)	05/05/23		900	898,090
Penta CLO 1 SA (Luxembourg),
Series 2007-1X, Class A1
0.268%(c)	06/04/24	EUR	325	358,584
Race Point III CLO Ltd. (Ireland), 144A
Series 2006-3, Class A,
0.535%(c)	04/15/20		140	139,425
Symphony CLO III Ltd. (Cayman Islands),
Series 2007-3A, Class A1A, 144A
0.514%(c)	05/15/19		359	357,115
Wood Street CLO BV (Netherlands),
Series I, Class A
0.305%(c)	11/22/21	EUR	120	133,357
Series II-A, Class A1
0.696%(c)	03/29/21	EUR	51	56,002

				8,646,821

Non-Residential Mortgage-Backed Securities — 0.1%
Magnus Relda Holding Vier GmbH (Germany),
Series 1A, Class JNR, 144A
7.000%	10/28/24	EUR	792	908,012
Motor PLC (United Kingdom),
Series 2014-1A, Class A1, 144A
0.667%(c)	08/25/21		1,094	1,095,520
North Carolina State Education Assistance Authority,
Series 2011-2, Class A1
0.727%(c)	10/26/20		16	16,447

SEE NOTES TO FINANCIAL STATEMENTS.

A12

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Non-Residential Mortgage-Backed Securities (continued)
OneMain Financial Issuance Trust,
Series 2014-2A, Class A, 144A
2.470%	09/18/24	900	$904,779

			2,924,758

Residential Mortgage-Backed Securities — 0.1%
Bear Stearns Asset-Backed Securities I Trust,
Series 2007-HE3, Class 1A2
0.387%(c)	04/25/37	583	559,524
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-OPT4, Class M5
0.801%(c)	07/25/35	1,800	1,495,622
Series 2006-WFH2, Class A3
0.401%(c)	08/25/36	1,000	876,594
Countrywide Asset-Backed Certificates,
Series 2006-4, Class 2A2
0.361%(c)	07/25/36	194	189,783
GSAA Home Equity Trust,
Series 2006-7, Class AF2
5.315%(c)	03/25/46	2,417	1,839,456
Structured Asset Securities Corp. Trust,
Series 2005-SC1, Class 1A2, 144A
8.064%(c)	05/25/31	1,149	1,002,341

			5,963,320

TOTAL ASSET-BACKED SECURITIES (cost $20,094,451)			19,869,273

BANK LOANS(c)
Commercial Services & Supplies
RR Donnelley & Sons Co.,
Term Loan
9.750%	12/31/16	374	184,456

Diversified Financial Services
Ochard Acquisition Co. LLC,
Initial Term Loan
7.000%	02/08/19	195	188,921

Electric Utilities
Energy Future Intermediate Holding Co. LLC,
Term Loan
4.250%	06/19/16	350	350,292

Technology Hardware, Storage & Peripherals
GT Advanced Technologies, Inc.,
Term Loan
9.000%	06/29/16	346	335,621

TOTAL BANK LOANS (cost $1,207,453)			1,059,290

CERTIFICATES OF DEPOSIT — 0.1%
Banco Bilbao Vizcaya Argentaria (Spain)
1.027%(c)	10/23/15	2,000	1,999,088
1.126%(c)	05/16/16	750	747,357
Credit Suisse (Switzerland)
0.602%(c)	08/24/15	2,800	2,799,908
Intesa Sanpaolo SpA (Italy)
1.656%(c)	04/11/16	2,000	2,004,730

TOTAL CERTIFICATES OF DEPOSIT (cost $7,549,958)			7,551,083

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.2%
BAMLL Mezzanine Securities Trust,
Series 2014-INMZ, Class MZB, 144A
8.661%(c)	12/15/19			1,000	$997,500
Banc of America Re-REMIC Trust,
Series 2009-UB1, Class A4A, 144A
5.593%(c)	06/24/50			229	236,503
BLCP Hotel Trust,
Series 2014-CLMZ, Class M, 144A
5.914%(c)	08/15/29			1,500	1,496,299
Business Mortgage Finance 7 PLC (United Kingdom),
Series 7X, Class A1
2.567%(c)	02/15/41		GBP	601	942,341
Citigroup Commercial Mortgage Trust,
Series 2014-388G, Class A, 144A
0.900%(c)	06/15/33			600	596,755
Commercial Mortgage Trust,
Series 2005-GG5, Class A5
5.224%(c)	04/10/37			359	359,883
Series 2010-C1, Class A1, 144A
3.156%	07/10/46			31	30,788
Credit Suisse Mortgage Capital Certificates,
Series 2009-RR1, Class A3A, 144A
5.383%	02/15/40			74	75,899
Series 2010-RR4, Class 2A, 144A
5.467%(c)	09/18/39			740	758,025
Series 2010-UD1, Class A, 144A
5.928%(c)	12/16/49			870	922,838
Credit Suisse Mortgage Trust,
Series 2015-TOWN
9.157%	03/01/28			1,000	992,500
DECO (United Kingdom),
Series 2015-HRPA, Class A, 144A
1.200%(c)	04/27/27	(g)	EUR	1,495	1,653,565
Fannie Mae-Aces,
Series 2010-M7, Class FA
0.779%(c)	11/25/20			987	1,000,007
GS Mortgage Securities Corp. II Trust,
Series 2012-GCJ9, Class XA, IO
2.507%(c)	11/10/45			1,351	147,561
Hercules Eclipse PLC (United Kingdom),
Series 2006-4, Class A
0.811%(c)	10/25/18		GBP	117	179,849
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2010-C2, Class A3, 144A
4.070%	11/15/43			1,200	1,288,454
RBSCF Trust,
Series 2010-RR4, Class CMLA, 144A
6.239%(c)	12/16/49			89	92,104
Vornado DP LLC Trust,
Series 2010-VNO, Class A2FX, 144A
4.004%	09/13/28			600	644,189

SEE NOTES TO FINANCIAL STATEMENTS.

A13

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C23, Class G, 144A
5.731%(c)	01/15/45			1,260	$1,201,758
Series 2007-C32, Class A2
5.711%(c)	06/15/49			132	131,655

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $13,622,312)					13,748,473

CONVERTIBLE BONDS
Communications Equipment
Nortel Networks Corp. (Canada),
Gtd. Notes(d)
1.750%	04/15/12			675	590,625
2.125%	04/15/14			225	196,875

					787,500

Diversified Telecommunication Services
Axtel SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
9.000%	01/31/20		MXN	2,311	264,706
Powerwave Technologies, Inc.,
Sub. Notes(d)
3.875%	10/01/27			450	45

					264,751

Energy Equipment & Services
Polarcus Ltd. (United Arab Emirates),
Sr. Sec’d. Notes, 144A
5.600%	04/27/18			100	47,750

Health Care Equipment & Supplies
China Medical Technologies, Inc. (China),
Sr. Unsec’d. Notes, 144A(d)
6.250%	12/15/16			450	1,800

Independent Power & Renewable Electricity Producers
NRG Yield, Inc.,
Gtd. Notes, 144A
3.250%	06/01/20			350	348,906

Internet Software & Services
AOL, Inc.,
Sr. Unsec’d. Notes, 144A
0.750%	09/01/19			450	479,813

Leisure Products
SouthPeak Interactive Corp.,
(original cost $500,000; purchased 09/01/10)(d)(f)
24.000%	12/31/50	(g)		500	12,669

Oil, Gas & Consumable Fuels
Emerald Oil, Inc.,
Sr. Unsec’d. Notes, 144A
2.000%	04/01/19			325	152,750
Endeavour International Corp.,
Gtd. Notes(d)
5.500%	07/15/16			650	1,625

					154,375

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
CONVERTIBLE BONDS (continued)
Technology Hardware, Storage & Peripherals
Avid Technology, Inc.,
Sr. Unsec’d. Notes, 144A
2.000%	06/15/20			175	$159,359

Textiles, Apparel & Luxury Goods
China Linen (China),
(original cost $200,000; purchased 11/02/10)(d)(f)
7.500%	12/31/50	(g)		200	2

TOTAL CONVERTIBLE BONDS (cost $3,682,281)					2,256,925

CORPORATE BONDS — 4.0%
Air Freight & Logistics
XPO Logistics, Inc.,
Gtd. Notes, 144A
6.500%	06/15/22			400	391,500

Auto Components
Exide Technologies,
Sr. Sec’d. Notes(d)
8.625%	02/01/18			2,750	30,525
Schaeffler Holding Finance BV (Germany),
Sr. Sec’d. Notes, PIK, 144A
6.250%	11/15/19			200	210,750

					241,275

Automobiles
General Motors Co.,
Sr. Unsec’d. Notes
6.250%	10/02/43			430	479,689

Banks — 1.5%
Australia & New Zealand Banking Group Ltd. (Australia),
Covered Bonds, 144A
1.000%	10/06/15			2,900	2,904,974
BAC Capital Trust XIV,
Ltd. Gtd. Notes
4.000%(c)	09/29/49			3,750	2,985,938
Banca Carige SpA (Italy),
Covered Bonds, MTN
3.750%	11/25/16		EUR	600	697,953
3.875%	10/24/18		EUR	1,400	1,711,369
Banca Monte dei Paschi di Siena SpA (Italy),
Covered Bonds, MTN
4.875%	09/15/16		EUR	100	117,059
Sr. Unsec’d. Notes, MTN
3.625%	04/01/19		EUR	1,500	1,686,928
Banco Bilbao Vizcaya Argentaria Colombia SA (Colombia),
Sub. Notes, 144A
4.875%	04/21/25			620	606,360
Banco Bilbao Vizcaya Argentaria SA (Spain),
Jr. Sub. Notes
6.750%(c)	12/29/49		EUR	200	221,573
9.000%(c)	05/29/49			1,000	1,075,000
Banco Popolare SC (Italy),
Sr. Unsec’d. Notes, MTN
2.375%	01/22/18		EUR	400	446,248
Banco Popular Espanol SA (Spain),
Covered Bonds, MTN
3.500%	09/11/17		EUR	900	1,073,128

SEE NOTES TO FINANCIAL STATEMENTS.

A14

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Banks (continued)
Banco Santander Brasil SA (Brazil),
Sr. Unsec’d. Notes, RegS
4.625%	02/13/17		200	$205,460
Banco Santander SA (Spain),
Jr. Sub. Notes
6.250%(c)	09/11/49	EUR	100	108,419
Jr. Sub. Notes, RegS
6.375%(c)	05/29/49		1,200	1,170,302
Bank of America Corp.,
Jr. Sub. Notes
5.200%(c)	12/29/49		2,500	2,390,625
6.100%(c)	12/29/49		250	246,875
6.250%(c)	09/29/49		640	637,203
6.500%(c)	10/29/49		230	238,050
Sr. Unsec’d. Notes, MTN
5.000%	01/21/44		350	363,399
6.875%	04/25/18		2,000	2,259,362
Bank of America NA,
Sr. Unsec’d. Notes
1.750%	06/05/18		900	898,064
Bankia SA (Spain),
Covered Bonds
3.500%	12/14/15	EUR	800	904,212
Sr. Unsec’d. Notes
0.198%(c)	01/25/16	EUR	100	111,042
3.500%	01/17/19	EUR	100	116,088
Banque Centrale de Tunisie SA (Tunisia),
Sr. Unsec’d. Notes, 144A
5.750%	01/30/25		430	419,787
Barclays Bank PLC (United Kingdom),
Sub. Notes
7.625%	11/21/22		800	911,040
Barclays PLC (United Kingdom),
Jr. Sub. Notes
6.500%(c)	12/29/49	EUR	1,300	1,444,090
BBVA Banco Continental SA (Peru),
Sub. Notes, 144A
5.250%(c)	09/22/29		300	304,125
BNP Paribas SA (France),
Gtd. Notes
0.586%(c)	11/07/15		1,400	1,400,802
BPCE SA (France),
Gtd. Notes
0.846%(c)	11/18/16		800	801,138
Gtd. Notes, MTN
0.913%(c)	06/17/17		1,600	1,600,136
Sub. Notes, 144A
4.500%	03/15/25		200	193,402
BPE Financiaciones SA (Spain),
Gtd. Notes
2.875%	05/19/16	EUR	400	451,798
Gtd. Notes, MTN
2.500%	02/01/17	EUR	200	226,047

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Banks (continued)
CIT Group, Inc.,
Sr. Unsec’d. Notes
3.875%	02/19/19			500	$496,250
5.000%	08/15/22			770	762,300
5.000%	08/01/23			510	502,350
Sr. Unsec’d. Notes, 144A
5.500%	02/15/19			3,350	3,492,375
Citigroup, Inc.,
Jr. Sub. Notes
5.350%(c)	04/29/49			2,100	1,977,150
5.950%(c)	12/29/49			610	588,772
6.300%(c)	12/29/49			200	195,250
8.400%(c)	04/29/49			800	909,000
Sr. Unsec’d. Notes, MTN
0.798%(c)	05/01/17			2,000	1,993,404
Sub. Notes
5.300%	05/06/44			500	509,015
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands),
Gtd. Notes
3.950%	11/09/22			550	549,926
5.750%	12/01/43			550	603,878
Jr. Sub. Notes, MTN
8.400%(c)	11/29/49			100	108,000
Sr. Unsec’d. Notes
0.586%(c)	04/28/17			1,900	1,900,961
Sr. Unsec’d. Notes, MTN
4.000%	09/10/15		GBP	890	1,406,814
Credit Agricole SA (France),
Sub. Notes, 144A
4.375%	03/17/25			740	708,861
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes, 144A
4.875%	05/15/45			540	519,573
Depfa ACS Bank (Ireland),
Covered Bonds, 144A
5.125%	03/16/37			400	472,319
Covered Bonds, MTN
3.875%	11/14/16		EUR	1,900	2,223,022
Covered Bonds, RegS
4.875%	10/28/15			100	101,319
5.125%	03/16/37			1,700	2,007,357
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes, 144A
0.656%(c)	11/07/16			2,000	2,005,276
1.875%	01/29/20			2,800	2,766,478
Gov’t. Liquid Gtd. Notes, RegS
1.250%	10/18/16			600	603,178
Eksportfinans ASA (Norway),
Sr. Unsec’d. Notes
2.375%	05/25/16			1,100	1,100,000
Sr. Unsec’d. Notes, MTN
2.875%	11/16/16		CHF	200	217,766
European Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes, MTN
0.500%	12/21/23		AUD	800	456,291
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, MTN
0.500%	07/21/23	(g)	AUD	1,100	649,372

SEE NOTES TO FINANCIAL STATEMENTS.

A15

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Banks (continued)
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
6.375%(c)	12/29/49			1,260	$1,266,300
Sub. Notes
5.250%	03/14/44			650	674,226
HSH Nordbank Finance Guernsey Ltd. (Germany),
Gtd. Notes, MTN
0.436%(c)	12/21/15		EUR	1,100	1,228,405
Industrial & Commercial Bank of China Ltd. (China),
Sr. Unsec’d. Notes, MTN
3.231%	11/13/19			510	518,987
ING Bank NV (Netherlands),
Covered Bonds, 144A
2.500%	01/14/16			1,100	1,110,868
Intesa Sanpaolo SpA (Italy),
Gtd. Notes
3.125%	01/15/16			200	201,525
Itau Unibanco Holding SA (Brazil),
Sr. Unsec’d. Notes, 144A
2.850%	05/26/18			1,320	1,309,440
JPMorgan Chase & Co.,
Jr. Sub. Notes
5.150%(c)	12/29/49			1,600	1,522,560
6.125%(c)	12/29/49			300	301,230
Sr. Unsec’d. Notes, MTN
0.828%(c)	04/25/18			1,900	1,900,994
Sub. Notes
3.375%	05/01/23			350	339,857
4.950%	06/01/45			200	194,413
Landwirtschaftliche Rentenbank (Germany),
Gov’t. Gtd. Notes, MTN
5.375%	04/23/24		NZD	1,000	735,796
Lloyds Bank PLC (United Kingdom),
Covered Bonds, MTN
4.875%	03/30/27		GBP	500	935,438
Gtd. Notes
1.750%	05/14/18			350	349,649
3.500%	05/14/25			50	49,092
Jr. Sub. Notes, 144A
12.000%(c)	12/29/49	(g)		200	286,000
Lloyds Banking Group PLC (United Kingdom),
Sub. Notes
4.500%	11/04/24			210	210,123
Novo Banco SA (Portugal),
Sr. Unsec’d. Notes, MTN
4.000%	01/21/19		EUR	1,700	1,885,886
5.875%	11/09/15		EUR	100	111,485
Nykredit Realkredit A/S (Denmark),
Covered Bonds
2.000%	10/01/15		DKK	10,600	1,593,708
Realkredit Danmark A/S (Denmark),
Covered Bonds
2.000%	01/01/16		DKK	109,000	16,460,354
Royal Bank of Scotland Group PLC (United Kingdom),
Sub. Notes
5.125%	05/28/24			2,000	1,997,566
6.000%	12/19/23			510	540,055
6.100%	06/10/23			800	850,590
6.125%	12/15/22			470	506,088

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Banks (continued)
Skandinaviska Enskilda Banken AB (Sweden),
Covered Bonds
3.000%	06/20/18		SEK	2,000	$260,479
Societe Generale SA (France),
Jr. Sub. Notes, 144A
6.000%(c)	10/27/49			310	289,230
Standard Chartered PLC (United Kingdom),
Sub. Notes, 144A
5.700%	03/26/44			1,000	1,036,672
Wachovia Capital Trust III,
Ltd. Gtd. Notes
5.570%(c)	03/29/49			4,200	4,152,750
Wells Fargo & Co.,
Jr. Sub. Notes
5.875%(c)	12/29/49			190	194,522
5.900%(c)	12/29/49			190	190,475
Sub. Notes
3.450%	02/13/23			800	795,668
Sub. Notes, MTN
4.100%	06/03/26			150	150,632
4.650%	11/04/44			90	86,264
Westpac Banking Corp. (Australia),
Covered Bonds, 144A
1.850%	11/26/18			1,000	1,004,718

					105,996,298

Beverages
Pernod-Ricard SA (France),
Sr. Unsec’d. Notes, 144A
5.500%	01/15/42			750	797,491

Biotechnology
Baxalta, Inc.,
Sr. Unsec’d. Notes, 144A
5.250%	06/23/45			110	110,600

Capital Markets — 0.1%
Bear Stearns Cos. LLC (The),
Sr. Unsec’d. Notes
7.250%	02/01/18			500	566,413
Credit Suisse (Switzerland),
Sr. Unsec’d. Notes, MTN
2.300%	05/28/19			300	299,479
Goldman Sachs Capital II,
Ltd. Gtd. Notes
4.000%(c)	12/29/49			710	540,488
Goldman Sachs Capital III,
Ltd. Gtd. Notes
4.000%(c)	09/29/49			400	305,080
Goldman Sachs Group, Inc. (The),
Sub. Notes
5.150%	05/22/45			290	279,771
6.750%	10/01/37			650	762,416

					2,753,647

Chemicals — 0.1%
Alpek SA de CV (Mexico),
Sr. Unsec’d. Notes, 144A
4.500%	11/20/22	(a)		1,272	1,268,438

SEE NOTES TO FINANCIAL STATEMENTS.

A16

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Chemicals (continued)
Braskem Finance Ltd. (Brazil),
Gtd. Notes, RegS
7.000%	05/07/20		109	$112,270
Mexichem SAB de CV (Mexico),
Gtd. Notes, 144A
5.875%	09/17/44		1,070	989,750
Momentive Performance Materials, Inc.,
Sr. Sec’d. Notes
3.880%	10/24/21		950	852,625
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
4.500%	10/22/25		1,320	1,252,350
5.625%	04/25/24		1,100	1,146,882

				5,622,315

Commercial Services & Supplies
ILFC E-Capital Trust I,
Ltd. Gtd. Notes, 144A
4.690%(c)	12/21/65		630	624,330

Communications Equipment
QUALCOMM, Inc.,
Sr. Unsec’d. Notes
4.800%	05/20/45		440	422,225

Construction & Engineering
CRCC Yuxiang Ltd. (China),
Gtd. Notes
3.500%	05/16/23		400	388,016
Empresas ICA SAB de CV (Mexico),
Gtd. Notes, 144A
8.875%	05/29/24		1,748	1,306,630
MMC Energy, Inc.,
First Lien(d)
8.875%	10/15/20	(g)	950	—

				1,694,646

Construction Materials — 0.1%
Cementos Pacasmayo SAA (Peru),
Gtd. Notes, 144A
4.500%	02/08/23		200	187,400
Gtd. Notes, RegS
4.500%	02/08/23		1,000	937,000
Cemex Finance LLC (Mexico),
Sr. Sec’d. Notes, 144A
9.375%	10/12/22		280	311,850
Sr. Sec’d. Notes, RegS
9.375%	10/12/22		320	355,904
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
6.125%	05/05/25	(a)	730	720,291
CIMPOR Financial Operations BV (Brazil),
Gtd. Notes, 144A
5.750%	07/17/24		580	469,800

				2,982,245

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Consumer Finance — 0.1%
Ally Financial, Inc.,
Gtd. Notes
2.750%	01/30/17		800	$796,400
5.500%	02/15/17		1,700	1,772,250
Sr. Unsec’d. Notes
3.600%	05/21/18		400	400,500
Navient Corp.,
Sr. Unsec’d. Notes, MTN
8.450%	06/15/18		450	500,085
Onemain Financial Holdings, Inc.,
Gtd. Notes, 144A
6.750%	12/15/19		200	208,500
7.250%	12/15/21		100	103,625

				3,781,360

Containers & Packaging
Ardagh Finance Holdings SA (Luxembourg),
Sr. Unsec’d. Notes, PIK, 144A
8.625%	06/15/19		330	341,550
Klabin Finance SA (Brazil),
Gtd. Notes, 144A
5.250%	07/16/24		690	672,405

				1,013,955

Diversified Financial Services — 0.1%
BNP Paribas Home Loan SFH (France),
Covered Bonds, 144A
2.200%	11/02/15		2,500	2,513,600
GE Capital Australia Funding Pty Ltd.,
Gtd. Notes, MTN
4.500%	01/30/18	AUD	1,900	1,520,034
Jasper Explorer PLC (Cyprus),
Sr. Sec’d. Notes, 144A
13.500%	05/27/16		700	35,000
Kistefos A/S (Norway),
Sr. Unsec’d. Notes
10.970%(c)	07/03/15	NOK	7,500	956,578
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes, MTN(d)
5.625%	01/24/13		2,700	307,125
Roust Trading Ltd. (Bermuda),
Sr. Sec’d. Notes, PIK
11.000%	05/31/16		93	74,191
Russian Agricultural Bank OJSC Via RSHB Capital SA (Russia),
Sr. Unsec’d. Notes, RegS
5.298%	12/27/17		200	196,056
6.299%	05/15/17		160	160,800
7.750%	05/29/18		960	985,402
Sub. Notes, RegS
6.000%(c)	06/03/21		690	621,000
Vesey Street Investment Trust I,
Gtd. Notes
4.404%	09/01/16		100	103,577

				7,473,363

Diversified Telecommunication Services — 0.2%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.625%	02/15/23		200	198,560

SEE NOTES TO FINANCIAL STATEMENTS.

A17

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Diversified Telecommunication Services (continued)
AT&T, Inc.,
Sr. Unsec’d. Notes
0.693%(c)	03/30/17			1,400	$1,395,167
4.500%	05/15/35			370	340,136
4.750%	05/15/46			590	536,885
Axtel SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
9.000%	01/31/20	(a)		977	977,000
BellSouth Corp.,
Gtd. Notes, 144A
4.182%	04/26/21			2,300	2,365,913
Bharti Airtel International Netherlands BV (India),
Gtd. Notes, 144A
5.350%	05/20/24			860	910,637
CenturyLink, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	04/01/25			130	117,325
Indosat Palapa Co. BV (Indonesia),
Gtd. Notes, 144A
7.375%	07/29/20			1,213	1,255,455
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
7.250%	10/15/20			360	355,950
Level 3 Financing, Inc.,
Gtd. Notes
6.125%	01/15/21			160	167,792
Oi SA (Brazil),
Sr. Unsec’d. Notes, 144A
5.750%	02/10/22	(a)		583	505,024
Sr. Unsec’d. Notes, RegS
5.750%	02/10/22	(a)		636	550,935
Ooredoo International Finance Ltd. (Qatar),
Gtd. Notes, 144A
4.750%	02/16/21			256	277,345
Telefonica Emisiones SAU (Spain),
Gtd. Notes
4.570%	04/27/23			150	157,511
7.045%	06/20/36			350	429,850
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
5.012%	08/21/54			1,773	1,626,882
6.550%	09/15/43			2,288	2,676,397
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
5.250%	01/15/21			500	527,500
5.500%	01/15/21		GBP	500	832,757

					16,205,021

Electric Utilities — 0.1%
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes, 144A
4.875%	01/15/24			580	593,050
6.125%	06/16/45			640	648,000
Electricite de France SA (France),
Sr. Unsec’d. Notes, 144A
0.735%(c)	01/20/17			400	400,396
1.150%	01/20/17			100	100,160

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Electric Utilities (continued)
Enel Finance International NV (Italy),
Gtd. Notes, 144A
6.000%	10/07/39		500	$555,213
Energy Future Intermediate Holding Co. LLC, Escrow Shares,
First Lien(d)
10.000%	12/01/20		1,225	67,375
Eskom Holdings SOC Ltd. (South Africa),
Sr. Unsec’d. Notes, RegS
5.750%	01/26/21		320	313,600
7.125%	02/11/25		310	313,652
FirstEnergy Corp.,
Sr. Unsec’d. Notes
7.375%	11/15/31		600	731,042
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes, 144A
5.500%	11/22/21		1,360	1,438,200
State Grid Overseas Investment 2013 Ltd. (China),
Gtd. Notes, 144A
3.125%	05/22/23		800	784,489

				5,945,177

Energy Equipment & Services
Atwood Oceanics, Inc.,
Sr. Unsec’d. Notes
6.500%	02/01/20		270	260,550
Globe Luxembourg SCA (United Kingdom),
Sr. Sec’d. Notes, 144A
9.625%	05/01/18		210	201,600
Odebrecht Offshore Drilling Finance Ltd. (Brazil),
Sr. Sec’d. Notes, 144A
6.625%	10/01/23		355	247,046
Pacific Drilling SA,
Sr. Sec’d. Notes, 144A
5.375%	06/01/20		350	265,125
Shelf Drilling Holdings Ltd. (United Arab Emirates),
Sec’d. Notes, 144A
8.625%	11/01/18		160	142,400

				1,116,721

Food & Staples Retailing
CVS Health Corp.,
Sr. Unsec’d. Notes
5.750%	05/15/41		100	114,618
Kroger Co. (The),
Sr. Unsec’d. Notes
5.150%	08/01/43		400	421,681
Premier Foods PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
6.500%	03/15/21	GBP	200	295,707

				832,006

Food Products — 0.1%
HJ Heinz Co.,
Sec’d. Notes, 144A
4.875%	02/15/25		330	359,288
HJ Heinz Foods Co.,
Gtd. Notes, 144A
5.200%	07/15/45		200	204,964

SEE NOTES TO FINANCIAL STATEMENTS.

A18

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Food Products (continued)
JBS USA LLC/JBS USA Finance, Inc. (Brazil),
Sr. Unsec’d. Notes, 144A
5.750%	06/15/25	1,930	$1,907,709
Marfrig Holding Europe BV (Brazil),
Gtd. Notes, 144A
6.875%	06/24/19	690	657,225
Gtd. Notes, RegS
8.375%	05/09/18	880	886,336
Mondelez International, Inc.,
Sr. Unsec’d. Notes
4.000%	02/01/24	100	103,572
US Foods, Inc.,
Gtd. Notes
8.500%	06/30/19	321	334,643
Virgolino de Oliveira Finance SA (Brazil),
Gtd. Notes, RegS(d)
10.500%	01/28/18	1,690	16,900

			4,470,637

Health Care Equipment & Supplies
DJO Finance LLC/DJO Finance Corp.,
Sec’d. Notes, 144A
10.750%	04/15/20	680	697,000
DJO Finco, Inc./DJO Finance LLC,
Sec’d. Notes, 144A
8.125%	06/15/21	30	30,900
Medtronic, Inc.,
Gtd. Notes, 144A
4.625%	03/15/45	230	232,840

			960,740

Health Care Providers & Services
DaVita HealthCare Partners, Inc.,
Gtd. Notes
5.000%	05/01/25	200	192,500
HCA, Inc.,
Sr. Sec’d. Notes
3.750%	03/15/19	1,100	1,108,250
4.250%	10/15/19	240	245,700

			1,546,450

Hotels, Restaurants & Leisure
Caesars Entertainment Operating Co., Inc.,
Gtd. Notes(d)
10.750%	02/01/16	1,007	261,820

Household Durables
PulteGroup, Inc.,
Gtd. Notes
6.375%	05/15/33	110	111,375

Independent Power & Renewable Electricity Producers — 0.1%
AES Gener SA (Chile),
Sr. Unsec’d. Notes, 144A
5.250%	08/15/21	816	862,625
Dynegy, Inc.,
Gtd. Notes, 144A
6.750%	11/01/19	500	520,250
Three Gorges Finance I Cayman Islands Ltd. (China),
Gtd. Notes, 144A

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Independent Power & Renewable Electricity Producers (continued)
3.700%	06/10/25	1,340	$1,351,470

			2,734,345

Industrial Conglomerates
Alfa SAB de CV (Mexico),
Sr. Unsec’d. Notes, 144A
6.875%	03/25/44	200	204,440
Argos Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
7.125%	03/15/23	260	272,350
Odebrecht Finance Ltd. (Brazil),
Gtd. Notes, 144A
5.250%	06/27/29	2,635	1,976,777

			2,453,567

Insurance
MetLife, Inc.,
Jr. Sub. Notes
5.250%(c)	12/29/49	220	218,075
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44	800	815,809

			1,033,884

Internet & Catalog Retail
Amazon.com, Inc.,
Sr. Unsec’d. Notes
4.950%	12/05/44	90	87,704

Internet Software & Services
Ancestry.com Holdings LLC,
Sr. Unsec’d. Notes, PIK, 144A
9.625%	10/15/18	450	459,000

IT Services
Compiler Finance Sub, Inc.,
Sr. Unsec’d. Notes, 144A
7.000%	05/01/21	410	311,600

Machinery
Manitowoc Co., Inc. (The),
Gtd. Notes
5.875%	10/15/22	775	835,063

Media — 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes, 144A
5.375%	05/01/25	100	97,375
Comcast Corp.,
Gtd. Notes
3.375%	08/15/25	70	69,076
6.500%	11/15/35	200	248,847
CSC Holdings LLC,
Sr. Unsec’d. Notes
8.625%	02/15/19	410	464,838
DISH DBS Corp.,
Gtd. Notes
5.875%	11/15/24	220	211,338
Myriad International Holdings BV (South Africa),
Gtd. Notes, 144A
6.000%	07/18/20	580	628,865

SEE NOTES TO FINANCIAL STATEMENTS.

A19

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Media (continued)
Time Warner Cable, Inc.,
Gtd. Notes
7.300%	07/01/38		250	$281,677
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	02/15/25		400	386,080
Virgin Media Finance PLC (United Kingdom),
Gtd. Notes(u)
4.875%	02/15/22		1,250	1,175,000

				3,563,096

Metals & Mining — 0.2%
AngloGold Ashanti Holdings PLC (South Africa),
Gtd. Notes
8.500%	07/30/20	(a)	705	775,500
ArcelorMittal (Luxembourg),
Sr. Unsec’d. Notes
4.500%	08/05/15		200	200,062
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes, 144A
3.000%	07/17/22	(a)	2,789	2,678,885
Sr. Unsec’d. Notes, RegS
3.000%	07/17/22		736	706,941
Edgen Murray Corp.,
Sr. Sec’d. Notes, 144A
8.750%	11/01/20		343	370,440
Evraz Group SA (Russia),
Sr. Unsec’d. Notes, 144A
6.500%	04/22/20		1,755	1,587,397
FMG Resources August 2006 Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
9.750%	03/01/22		180	185,850
Gerdau Trade, Inc. (Brazil),
Gtd. Notes, 144A
4.750%	04/15/23	(a)	640	604,800
Glencore Funding LLC (Switzerland),
Gtd. Notes, 144A
2.875%	04/16/20		330	323,457
Murray Energy Corp.,
Sec’d. Notes, 144A
11.250%	04/15/21		380	319,200
Samarco Mineracao SA (Brazil),
Sr. Unsec’d. Notes, 144A
4.125%	11/01/22		1,482	1,363,440
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
3.875%	04/23/25		720	693,461
TMK OAO Via TMK Capital SA (Russia),
Sr. Unsec’d. Notes, 144A
6.750%	04/03/20		700	605,500
Tupy Overseas SA (Brazil),
Gtd. Notes, 144A
6.625%	07/17/24		420	411,075
Vale Overseas Ltd. (Brazil),
Gtd. Notes
6.875%	11/21/36		1,204	1,164,039
Vedanta Resources PLC (India),
Sr. Unsec’d. Notes, 144A

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Metals & Mining (continued)
6.000%	01/31/19		1,150	$1,112,625

				13,102,672

Multiline Retail
Family Tree Escrow LLC,
Sr. Sec’d. Notes, 144A
5.750%	03/01/23		260	271,700

Oil, Gas & Consumable Fuels — 0.9%
Approach Resources, Inc.,
Gtd. Notes
7.000%	06/15/21		310	279,000
BG Energy Capital PLC (United Kingdom),
Gtd. Notes
6.500%(c)	11/30/72	GBP	100	167,141
Black Elk Energy Offshore Operations LLC/Black Elk Finance Corp.,
Sec’d. Notes
13.750%	12/01/15		600	396,000
Bonanza Creek Energy, Inc.,
Gtd. Notes
5.750%	02/01/23		100	89,750
6.750%	04/15/21		360	341,100
BreitBurn Energy Partners LP/BreitBurn Finance Corp.,
Gtd. Notes
7.875%	04/15/22		250	207,500
California Resources Corp.,
Gtd. Notes
6.000%	11/15/24		1,480	1,272,800
Calumet Specialty Products Partners LP/Calumet Finance Corp.,
Gtd. Notes, 144A
7.750%	04/15/23		110	113,025
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
0.648%(c)	03/30/16		400	399,276
Centrus Energy Corp.,
Unsub. Notes, PIK
8.000%	09/30/24		460	179,253
Chesapeake Energy Corp.,
Gtd. Notes
5.750%	03/15/23		190	171,950
6.625%	08/15/20		50	48,750
CNOOC Curtis Funding No. 1 Pty Ltd. (China),
Gtd. Notes, 144A
4.500%	10/03/23		1,100	1,155,861
Gtd. Notes, RegS
4.500%	10/03/23		1,050	1,103,322
CNOOC Finance 2012 Ltd. (China),
Gtd. Notes, 144A
3.875%	05/02/22		1,100	1,116,035
Comstock Resources, Inc.,
Sr. Sec’d. Notes, 144A
10.000%	03/15/20		260	234,541
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.000%	06/15/45		140	138,210
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
4.125%	01/16/25		1,060	978,168
5.875%	09/18/23		1,090	1,144,500
5.875%	05/28/45		560	494,200

SEE NOTES TO FINANCIAL STATEMENTS.

A20

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
EDC Finance Ltd. (Russia),
Gtd. Notes, 144A
4.875%	04/17/20	830	$725,005
Endeavour International Corp.,
Sec’d. Notes(d)
12.000%	06/01/18	575	2,156
Sr. Sec’d. Notes(d)
12.000%	03/01/18	1,300	143,000
EOAL Cyprus Holdings Ltd. (Norway),
Sr. Sec’d. Notes(d)
15.000%	07/15/15	513	5
EP Energy LLC/Everest Acquisition Finance, Inc.,
Gtd. Notes, 144A
6.375%	06/15/23	190	190,475
EXCO Resources, Inc.,
Gtd. Notes
7.500%	09/15/18	280	177,800
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, RegS
8.146%	04/11/18	1,300	1,389,375
GeoPark Latin America Ltd. Agencia en Chile (Chile),
Sr. Sec’d. Notes, 144A
7.500%	02/11/20	890	769,850
GNL Quintero SA (Chile),
Sr. Unsec’d. Notes, 144A
4.634%	07/31/29	571	572,597
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, RegS
7.000%	05/05/20	2,406	2,584,044
Linn Energy LLC/Linn Energy Finance Corp.,
Gtd. Notes
6.500%	05/15/19	160	129,200
6.500%	09/15/21	180	135,000
Lukoil International Finance BV (Russia),
Gtd. Notes, RegS
6.656%	06/07/22	1,269	1,310,560
Magnum Hunter Resources Corp.,
Gtd. Notes
9.750%	05/15/20	430	384,850
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.,
Gtd. Notes
4.875%	12/01/24	340	332,350
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
6.375%	01/30/23	130	120,250
Norshore Atlantic BV (Netherlands),
Sr. Sec’d. Notes, 144A
12.000%	12/21/18	350	227,500
Odebrecht Drilling Norbe VIII/IX Ltd.,
Sr. Sec’d. Notes, 144A
6.350%	06/30/21	170	130,900
ONGC Videsh Ltd. (India),
Gtd. Notes
4.625%	07/15/24	680	689,456
Pacific Rubiales Energy Corp. (Colombia),
Gtd. Notes, 144A
5.125%	03/28/23	2,280	1,630,200

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Parsley Energy LLC/Parsley Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.500%	02/15/22			400	$405,876
Penn Virginia Corp.,
Gtd. Notes
8.500%	05/01/20			450	403,875
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, 144A
4.300%	05/20/23	(a)		1,090	1,043,675
Sr. Unsec’d. Notes, RegS
6.000%	05/03/42			2,412	2,237,612
Petrobras Global Finance BV (Brazil),
Gtd. Notes
1.896%(c)	05/20/16			700	689,633
2.643%(c)	03/17/17			1,900	1,866,180
2.750%	01/15/18		EUR	100	107,026
3.163%(c)	03/17/20			800	758,800
3.250%	03/17/17			300	295,833
4.375%	05/20/23			1,440	1,254,542
4.875%	03/17/20			400	380,336
5.375%	01/27/21	(a)		814	782,905
5.625%	05/20/43			1,140	881,106
6.250%	03/17/24			100	96,547
6.750%	01/27/41			1,671	1,463,345
6.850%	06/05/2115	(a)		1,340	1,099,282
7.250%	03/17/44			1,170	1,086,181
Petroleos de Venezuela SA (Venezuela),
Gtd. Notes, RegS
6.000%	05/16/24			2,930	1,040,150
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.875%	01/24/22	(a)		3,286	3,417,013
4.875%	01/18/24			2,710	2,777,750
5.500%	06/27/44			1,247	1,147,240
6.375%	01/23/45			850	872,313
6.500%	06/02/41			5,289	5,500,560
Gtd. Notes, 144A
5.625%	01/23/46			610	569,557
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad & Tobago),
Sr. Unsec’d. Notes, 144A
9.750%	08/14/19			1,440	1,677,600
Petronas Capital Ltd. (Malaysia),
Gtd. Notes, RegS
5.250%	08/12/19			851	943,162
Puma International Financing SA (Singapore),
Gtd. Notes, 144A
6.750%	02/01/21			1,260	1,283,575
QEP Resources, Inc.,
Sr. Unsec’d. Notes
5.250%	05/01/23			150	143,625
Quicksilver Resources, Inc.,
Gtd. Notes(d)
9.125%	08/15/19			475	60,563
Range Resources Corp.,
Gtd. Notes, 144A
4.875%	05/15/25			360	349,704
Reliance Holding USA, Inc. (India),
Gtd. Notes, RegS
5.400%	02/14/22			1,574	1,697,288

SEE NOTES TO FINANCIAL STATEMENTS.

A21

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Rice Energy, Inc.,
Gtd. Notes
6.250%	05/01/22		250	$248,125
Rosneft Finance SA (Russia),
Gtd. Notes, RegS
7.875%	03/13/18		1,235	1,290,575
Sabine Oil & Gas Corp.,
Gtd. Notes(d)
7.250%	06/15/19		1,409	309,980
7.500%	09/15/20		825	183,563
Sanchez Energy Corp.,
Gtd. Notes
7.750%	06/15/21		120	119,400
Shell International Finance BV (Netherlands),
Gtd. Notes
4.375%	05/11/45		220	217,156
Sinopec Group Overseas Development 2013 Ltd. (China),
Gtd. Notes, RegS
4.375%	10/17/23		500	523,987
Sinopec Group Overseas Development 2014 Ltd. (China),
Gtd. Notes, 144A
4.375%	04/10/24		4,250	4,457,485
Vanguard Natural Resources LLC/VNR Finance Corp.,
Gtd. Notes
7.875%	04/01/20		240	229,200

				65,587,280

Paper & Forest Products
Celulosa Arauco y Constitucion SA (Chile),
Sr. Unsec’d. Notes
4.750%	01/11/22	(a)	876	913,046
Inversiones CMPC SA (Chile),
Unsec’d. Notes, 144A
4.375%	05/15/23		680	683,242
Verso Paper Holdings LLC/Verso Paper, Inc.,
Sec’d. Notes, PIK, 144A(u)
13.000%	08/01/20		956	210,323

				1,806,611

Pharmaceuticals
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.500%	05/14/35		140	136,962
4.700%	05/14/45		150	147,545
Actavis Funding SCS,
Gtd. Notes
3.800%	03/15/25		200	196,464
4.550%	03/15/35		220	209,170
4.750%	03/15/45		120	114,246
Pfizer, Inc.,
Sr. Unsec’d. Notes
4.400%	05/15/44		350	345,283
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
5.375%	03/15/20		350	361,375
Sr. Unsec’d. Notes, 144A
6.125%	04/15/25		210	216,038

				1,727,083

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Real Estate Management & Development
China Overseas Finance Cayman V Ltd. (China),
Gtd. Notes
3.950%	11/15/22			1,600	$1,558,870

Road & Rail
Hellenic Railways Organization SA (Greece),
Gov’t. Gtd. Notes
4.028%	03/17/17	(g)	EUR	1,000	579,723

Specialty Retail
RadioShack Corp.,
Gtd. Notes(d)
6.750%	05/15/19			675	10,125

Textiles, Apparel & Luxury Goods
American Achievement Corp.,
Sec’d. Notes, 144A
10.875%	04/15/16			130	123,500

Thrifts & Mortgage Finance — 0.1%
Cie de Financement Foncier SA (France),
Covered Bonds, 144A
2.500%	09/16/15			900	903,673
Erste Europaische Pfandbrief und Kommunalkreditbank AG in Luxemburg SA (Luxembourg),
Sec’d. Notes
4.250%	06/04/18		EUR	2,000	2,448,315
Stadshypotek AB (Sweden),
Covered Bonds
3.000%	03/21/18		SEK	2,000	259,845
Covered Bonds, MTN
4.250%	10/10/17		AUD	900	714,342
Sveriges Sakerstallda Obligationer AB (Sweden),
Covered Bonds
4.000%	03/21/18		SEK	2,000	265,788
Swedbank Hypotek AB (Sweden),
Covered Bonds
3.750%	12/20/17		SEK	2,200	288,516
Washington Mutual Bank,
Sr. Unsec’d. Notes(d)
1.260%	05/01/09			1,100	231,000

					5,111,479

Tobacco
Altria Group, Inc.,
Gtd. Notes
10.200%	02/06/39			300	494,019
Reynolds American, Inc.,
Gtd. Notes
3.250%	11/01/22			150	144,473
5.850%	08/15/45			230	241,246
6.150%	09/15/43			50	53,697

					933,435

Trading Companies & Distributors — 0.1%
Aviation Capital Group Corp.,
Sr. Unsec’d. Notes, 144A
7.125%	10/15/20			900	1,048,090
International Lease Finance Corp.,
Sr. Unsec’d. Notes
5.750%	05/15/16			4,000	4,100,000

					5,148,090

SEE NOTES TO FINANCIAL STATEMENTS.

A22

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Transportation Infrastructure
Pelabuhan Indonesia II PT (Indonesia),
Sr. Unsec’d. Notes, 144A
4.250%	05/05/25		1,490	$1,400,451
Songa Offshore SE (Norway),
Sr. Unsec’d. Notes
7.500%	12/11/18	NOK	1,500	151,618

				1,552,069

Wireless Telecommunication Services — 0.1%
America Movil SAB de CV (Mexico),
Sr. Unsec’d. Notes
3.125%	07/16/22		1,245	1,228,367
Bharti Airtel Ltd. (India),
Sr. Unsec’d. Notes, 144A
4.375%	06/10/25		540	532,016
ENTEL Chile SA (Chile),
Sr. Unsec’d. Notes, 144A
4.875%	10/30/24		840	846,754
Interactive Network, Inc./FriendFinder Networks, Inc.,
Sr. Sec’d. Notes
14.000%	12/20/18		88	65,928
NII Capital Corp.,
Gtd. Notes(d)
7.625%	04/01/21		1,050	257,250
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32		140	136,150
Sprint Communications, Inc.,
Gtd. Notes, 144A
9.000%	11/15/18		80	90,341
Sprint Corp.,
Gtd. Notes
7.625%	02/15/25		190	179,075
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Russia),
Sr. Unsec’d. Notes, 144A
6.493%	02/02/16		707	717,605
VimpelCom Holdings BV (Russia),
Gtd. Notes, RegS
7.504%	03/01/22		1,490	1,456,475

				5,509,961

TOTAL CORPORATE BONDS (cost $301,074,125)				280,335,743

FOREIGN GOVERNMENT BONDS — 5.4%
Argentina Boden Bonds (Argentina),
Bonds
7.000%	10/03/15		1,555	1,547,527
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes
4.950%	02/11/20	EUR	100	122,183
Brazil Letras do Tesouro Nacional (Brazil),
Bills
12.700%	01/01/18	BRL	340	80,090
12.917%	04/01/16	BRL	32,200	9,361,230
Unsec’d. Notes
12.364%	01/01/19	BRL	2,500	525,166

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
Brazil Notas do Tesouro Nacional (Brazil),
Notes
10.000%	01/01/21		BRL	6,551	$1,890,389
10.000%	01/01/25		BRL	2,300	638,184
Sr. Notes
10.000%	01/01/17		BRL	20,157	6,149,804
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
4.250%	01/07/25			300	289,650
Bundesrepublik Deutschland (Germany),
Bonds
2.500%	07/04/44		EUR	1,300	1,767,344
2.500%	08/15/46		EUR	1,800	2,457,568
4.000%	01/04/37		EUR	400	650,547
4.250%	07/04/39		EUR	9,400	16,230,609
4.750%	07/04/40		EUR	100	186,147
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond (Germany),
Bonds, TIPS
0.750%	04/15/18		EUR	6,800	8,405,195
Caisse d’Amortissement de la Dette Sociale (France),
Sr. Unsec’d. Notes, 144A
1.125%	01/30/17			1,400	1,408,036
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.000%	02/26/24	(a)		6,750	6,716,250
4.375%	07/12/21	(a)		1,488	1,556,448
5.625%	02/26/44			2,030	2,055,375
6.125%	01/18/41			1,173	1,269,773
Costa Rica Government International (Costa Rica),
Sr. Unsec’d. Notes, 144A
7.000%	04/04/44			1,820	1,760,850
Croatia Government International (Croatia),
Sr. Unsec’d. Notes, 144A
5.500%	04/04/23			2,250	2,313,293
6.625%	07/14/20			770	842,064
Sr. Unsec’d. Notes, RegS
5.500%	04/04/23			870	894,473
Cyprus Government International Bond (Cyprus),
Sr. Unsec’d. Notes, MTN (original cost $1,931,511; purchased 06/24/15)
4.750%	02/25/16	(f)	EUR	1,700	1,906,954
Cyprus Government International Bond (Cyprus),
Sr. Unsec’d. Notes, MTN
4.750%	06/25/19		EUR	800	927,557
Deutsche Bundesrepublik Inflationary Linked Bonds (Germany),
Bonds, TIPS
0.100%	04/15/23		EUR	300	369,907
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A
5.500%	01/27/25			3,130	3,137,825
6.850%	01/27/45			1,500	1,530,000
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A
5.875%	06/11/25			850	830,025
El Salvador Government International Bond (El Salvador),
Unsec’d. Notes, 144A
6.375%	01/18/27			770	744,975
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, MTN
0.500%	08/10/23		AUD	700	413,792

SEE NOTES TO FINANCIAL STATEMENTS.

A23

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
Export Credit Bank of Turkey (Turkey),
Sr. Unsec’d. Notes, 144A
5.000%	09/23/21			610	$613,775
5.875%	04/24/19			1,510	1,593,310
Export-Import Bank of China (The) (China),
Sr. Unsec’d. Notes, RegS
3.625%	07/31/24			1,250	1,266,125
France Government Bond OAT (France),
Bonds
0.500%	05/25/25		EUR	3,400	3,547,329
1.800%	07/25/40		EUR	810	1,407,654
Bonds, TIPS
0.250%	07/25/18		EUR	700	845,576
Gabonese Republic (Gabon),
Bonds, 144A
6.375%	12/12/24			1,340	1,296,450
Sr. Unsec’d. Notes, 144A
6.950%	06/16/25			660	655,050
Honduras Government International Bond (Honduras),
Sr. Unsec’d. Notes, RegS
7.500%	03/15/24			1,050	1,135,748
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.750%	11/22/23			5,756	6,374,770
Indonesia Government International (Indonesia),
Sr. Unsec’d. Notes, 144A
5.875%	01/15/24	(a)		4,786	5,288,530
Italy Buoni Poliennali del Tesoro (Italy),
Bonds
4.000%	02/01/37		EUR	4,600	5,749,482
4.500%	03/01/24		EUR	6,100	8,021,033
5.000%	03/01/25		EUR	4,600	6,286,109
Bonds, TIPS
1.700%	09/15/18		EUR	500	593,747
2.100%	09/15/17		EUR	100	136,180
2.100%	09/15/21		EUR	100	131,163
2.350%	09/15/19		EUR	200	267,690
3.100%	09/15/26		EUR	100	139,395
3.750%	09/01/24		EUR	6,200	7,744,768
4.750%	09/01/44		EUR	700	982,514
5.000%	09/01/40		EUR	3,570	5,108,987
5.500%	11/01/22		EUR	100	138,010
Sr. Unsec’d. Notes, TIPS
2.250%	04/22/17		EUR	200	230,133
2.350%	09/15/24		EUR	2,120	2,620,906
2.550%	10/22/16		EUR	40	45,834
4.750%	09/01/28		EUR	1,100	1,497,309
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes, 144A
5.375%	07/23/24			1,900	1,781,250
6.375%	03/03/28			770	752,675
Jamaica Government International Bond (Jamaica),
Sr. Unsec’d. Notes
7.625%	07/09/25			770	862,400
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, RegS
3.875%	10/14/24			3,570	3,355,800
Kenya Government International (Kenya),
Notes, 144A
5.875%	06/24/19			1,030	1,051,630

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
Sr. Unsec’d. Notes, 144A
6.875%	06/24/24			440	$446,415
Lithuania Government International (Lithuania),
Sr. Unsec’d. Notes, 144A
6.125%	03/09/21			2,790	3,210,872
Magyar Export-Import Bank ZRT (Hungary),
Gov’t. Gtd. Notes, 144A
4.000%	01/30/20			980	983,675
Mexican Bonos (Mexico),
Bonds
6.500%	06/09/22		MXN	43,530	2,869,185
7.500%	06/03/27		MXN	42,000	2,935,548
7.750%	05/29/31		MXN	68,240	4,842,072
7.750%	11/13/42		MXN	94,436	6,696,055
8.000%	06/11/20		MXN	20,800	1,479,217
8.000%	12/07/23		MXN	16,900	1,215,036
8.500%	11/18/38		MXN	64,415	4,902,153
10.000%	12/05/24		MXN	15,500	1,262,731
Mexican Bonos de Proteccion al Ahorro (Mexico),
Bonds
3.050%(c)	01/04/18		MXN	16,400	1,059,925
Mexican Udibonos (Mexico),
Bonds, TIPS
4.000%	11/15/40		MXN	2,647	954,244
4.000%	11/08/46		MXN	1,793	651,263
4.500%	12/04/25		MXN	3,777	1,448,157
New South Wales Treasury Corp. (Australia),
Gov’t. Gtd. Notes
2.750%	11/20/25		AUD	500	555,606
3.750%	11/20/20		AUD	100	104,752
New Zealand Government (New Zealand),
Sr. Unsec’d. Notes
2.000%	09/20/25		NZD	3,900	2,704,676
2.500%	09/20/35		NZD	200	139,897
3.000%	09/20/30	(g)	NZD	300	228,988
6.000%	12/15/17		NZD	1,200	873,286
Nigeria Government International (Nigeria),
Sr. Unsec’d. Notes, 144A
6.375%	07/12/23	(a)		880	883,520
Pakistan Government International Bond (Pakistan),
Sr. Unsec’d. Notes, 144A
6.875%	06/01/17			1,010	1,049,138
7.250%	04/15/19			420	440,217
Sr. Unsec’d. Notes, RegS
6.875%	06/01/17			200	207,750
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
3.950%	01/20/40			1,800	1,818,000
5.000%	01/13/37			2,510	2,905,325
6.375%	10/23/34			990	1,312,988
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
2.700%	12/18/22		CAD	300	252,593
Province of Ontario (Canada),
Debs.
6.200%	06/02/31		CAD	100	113,207
Sr. Unsec’d. Notes
2.450%	06/29/22			300	300,256
Unsec’d. Notes
3.150%	06/02/22		CAD	1,500	1,295,861

SEE NOTES TO FINANCIAL STATEMENTS.

A24

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
3.450%	06/02/45		CAD	700	$587,882
3.500%	06/02/24		CAD	2,400	2,100,067
Province of Quebec (Canada),
Bonds
5.000%	12/01/41		CAD	200	209,553
Debs.
6.000%	10/01/29		CAD	300	328,006
Notes
4.250%	12/01/21		CAD	600	552,130
Unsec’d. Notes
3.000%	09/01/23		CAD	700	593,347
3.500%	12/01/22		CAD	900	793,693
5.000%	12/01/38		CAD	300	309,509
Republic of Ecuador (Ecuador),
Sr. Unsec’d. Notes, 144A
10.500%	03/24/20			1,560	1,563,900
Unsec’d. Notes, 144A
7.950%	06/20/24			625	557,813
Republic of Ghana (Ghana),
Unsec’d. Notes, 144A
8.125%	01/18/26	(a)		970	882,894
Unsec’d. Notes, RegS
7.875%	08/07/23			350	315,945
Republic of Indonesia (Indonesia),
Sr. Unsec’d. Notes, RegS
3.750%	04/25/22			1,310	1,290,350
5.250%	01/17/42			7,564	7,270,895
Republic of Italy (Italy),
Sr. Unsec’d. Notes, MTN
6.000%	08/04/28		GBP	1,500	2,802,495
Republic of Paraguay (Paraguay),
Notes, 144A
6.100%	08/11/44			2,020	2,050,300
Sr. Unsec’d. Notes, RegS
4.625%	01/25/23	(a)		200	202,000
Republic of Peru (Peru),
Sr. Unsec’d. Notes
5.625%	11/18/50	(a)		2,832	3,157,680
6.550%	03/14/37	(a)		1,860	2,315,700
7.125%	03/30/19	(a)		2	2,327
Republic of Poland (Poland),
Bonds
3.250%	07/25/25		PLN	5,330	1,413,836
4.000%	10/25/23		PLN	11,710	3,297,486
Sr. Unsec’d. Notes
5.000%	03/23/22	(a)		6,083	6,743,614
Republic of Senegal (Senegal),
Bonds, RegS
6.250%	07/30/24			510	488,580
Republic of South Africa (South Africa),
Sr. Unsec’d. Notes
5.875%	09/16/25			1,810	2,005,198
Republic of Turkey (Turkey),
Sr. Unsec’d. Notes
3.250%	03/23/23			3,740	3,478,200
4.250%	04/14/26			810	772,060
4.875%(c)	04/16/43			610	555,076
5.750%(c)	03/22/24			1,820	1,970,150
6.250%	09/26/22			4,563	5,076,064
6.750%	05/30/40			5,079	5,840,850

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
Romanian Government International (Romania),
Sr. Unsec’d. Notes, 144A
4.875%	01/22/24			690	$729,675
Russian Federal Bond (Russia),
Bonds
8.150%	02/03/27		RUB	290,850	4,369,206
Russian Foreign Bond (Russia),
Sr. Unsec’d. Notes, 144A
4.875%	09/16/23	(a)		400	395,600
5.625%	04/04/42			2,600	2,444,000
Sr. Unsec’d. Notes, RegS
7.500%	03/31/30	(a)		6,681	7,827,004
Slovenia Government International (Slovenia),
Sr. Unsec’d. Notes
4.375%	01/18/21		EUR	300	384,114
Sr. Unsec’d. Notes, 144A
4.125%	02/18/19			700	728,000
4.700%	11/01/16		EUR	400	471,413
5.250%	02/18/24			1,500	1,635,000
Sr. Unsec’d. Notes, RegS
4.125%	02/18/19			2,600	2,704,000
4.750%	05/10/18			1,300	1,381,359
5.250%	02/18/24			200	218,000
Spain Government (Spain),
Bonds
3.800%	04/30/24		EUR	11,100	13,959,830
5.150%	10/31/44		EUR	2,700	4,019,779
5.400%	01/31/23		EUR	700	969,455
Sr. Unsec’d. Notes
2.750%	10/31/24		EUR	1,700	1,970,585
Sr. Unsec’d. Notes, TIPS
0.550%	11/30/19		EUR	600	678,790
1.000%	11/30/30		EUR	200	207,008
Unsec’d. Notes
2.150%	10/31/25		EUR	2,100	2,297,182
Sri Lanka Government International (Sri Lanka),
Sr. Unsec’d. Notes, 144A
6.000%	01/14/19			3,340	3,410,975
Sweden Government Bond (Sweden),
Bonds
2.500%	05/12/25		SEK	53,400	7,351,464
4.250%	03/12/19		SEK	5,700	794,473
Turks & Caicos Islands (United Kingdom),
Gov’t. Liquid Gtd. Notes, 144A
3.200%	02/22/16	(g)		500	508,020
United Kingdom Gilt (United Kingdom),
Bonds
2.750%	09/07/24		GBP	400	665,382
4.000%	03/07/22		GBP	2,800	5,042,125
4.250%	06/07/32		GBP	300	583,692
4.250%	03/07/36		GBP	2,300	4,541,239
4.250%	12/07/40		GBP	1,300	2,625,247
4.750%	12/07/30		GBP	400	815,689
4.750%	12/07/38		GBP	200	428,471
Bonds, TIPS
0.125%	03/22/24		GBP	3,500	6,325,267
Unsec’d. Notes
3.250%	01/22/44		GBP	7,300	12,651,330
4.500%	09/07/34		GBP	500	1,011,410

SEE NOTES TO FINANCIAL STATEMENTS.

A25

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
United Mexican States (Mexico),
Sr. Unsec’d. Notes
3.600%	01/30/25			430	$423,980
4.600%	01/23/46	(a)		4,110	3,801,750
6.050%	01/11/40			2,850	3,234,750
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44			1,308	1,242,600
Uruguay Government International (Uruguay),
Sr. Unsec’d. Notes
4.500%	08/14/24	(a)		1,850	1,942,500
Venezuela Government International (Venezuela),
Sr. Unsec’d. Notes
9.250%	09/15/27	(a)		8,279	3,497,878
Sr. Unsec’d. Notes, RegS
7.750%	10/13/19			16,828	6,520,850
8.250%	10/13/24			50	18,625
Vietnam Government International (Vietnam),
Sr. Unsec’d. Notes, 144A
4.800%	11/19/24	(a)		820	820,000
Sr. Unsec’d. Notes, RegS
6.750%	01/29/20			490	541,450
Xunta de Galicia (Spain),
Sr. Unsec’d. Notes
5.763%	04/03/17		EUR	900	1,086,838

TOTAL FOREIGN GOVERNMENT BONDS (cost $418,644,663)					377,446,775

MUNICIPAL BONDS — 0.1%
Alabama
County of Jefferson AL Sewer Revenue,
Revenue Bonds
6.500%	10/01/53			270	311,291

California — 0.1%
City of Riverside CA Electric Revenue,
Revenue Bonds, BABs
7.455%	10/01/30			600	767,238
Inland Valley Development Agency,
Revenue Bonds
5.500%	03/01/33			120	127,996
State of California,
General Obligation Unlimited, BABs
7.600%	11/01/40			600	889,026

					1,784,260

Georgia
Municipal Electric Authority of Georgia,
Revenue Bonds, BABs
6.655%	04/01/57			700	818,062

Illinois
City Of Chicago,
General Obligation Unlimited
6.314%	01/01/44			170	148,167
Metropolitan Water Reclamation District of Greater Chicago,
General Obligation Unlimited
5.000%	12/01/44			380	418,342

					566,509

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
MUNICIPAL BONDS (continued)
Michigan
Michigan Finance Authority,
Revenue Bonds
5.000%	07/01/27		290	$324,774

New York
Port Authority of New York & New Jersey,
Revenue Bonds
4.823%	06/01/45		220	216,328

TOTAL MUNICIPAL BONDS (cost $4,008,096)				4,021,224

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.6%
American Home Mortgage Assets LLC,
Series 2006-1, Class 2A1
0.377%(c)	05/25/46		150	109,152
American Home Mortgage Assets Trust,
Series 2007-1, Class A1
0.858%(c)	02/25/47		907	562,873
Banc of America Funding Trust,
Series 2005-7, Class 4A3
5.750%(c)	11/25/35		334	348,204
Series 2006-I, Class 4A1
2.985%(c)	10/20/46		144	108,845
Banc of America Mortgage Trust,
Series 2005-B, Class 2A1
2.732%(c)	03/25/35		1,894	1,745,834
Series 2005-H, Class 2A5
2.687%(c)	09/25/35		178	162,737
Bancaja 6 Fondo de Titulizacion de Activos (Spain),
Series 6, Class A2
0.239%(c)	02/20/36	EUR	127	135,419
BCAP LLC Trust,
Series 2011-RR5, Class 5A1, 144A
5.250%	08/26/37		264	273,853
Series 2011-RR5, Class 12A1, 144A
5.421%(c)	03/26/37		153	149,594
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-1, Class 2A1
2.597%(c)	03/25/35		34	32,599
Series 2005-10, Class A2
2.708%(c)	10/25/35		41	40,675
Berica ABS Srl (Italy),
Series 2011-1, Class A1
0.321%(c)	12/31/55	EUR	372	411,984
Berica Residential MBS Srl (Italy),
Series 8, Class A
0.288%(c)	03/31/48	EUR	765	837,930
Citicorp Mortgage Securities, Inc.,
Series 2007-3, Class 1A1
6.000%	04/25/37		16	15,342
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-10, Class 22AA
2.757%(c)	09/25/37		183	163,771
Claris ABS (Italy),
Series 2011-1, Class A
0.412%(c)	10/31/60	EUR	1,135	1,250,813

SEE NOTES TO FINANCIAL STATEMENTS.

A26

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Countrywide Alternative Loan Trust,
Series 2005-22T1, Class A2, IO
4.883%(c)	06/25/35		671	$100,672
Series 2006-OA19, Class A1
0.364%(c)	02/20/47		979	726,770
Series 2007-OA4, Class A1
0.351%(c)	05/25/47		430	369,219
Series 2007-OA6, Class A1B
0.387%(c)	06/25/37		297	253,003
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2003-46, Class 7A1
2.241%(c)	01/19/34		37	34,154
Series 2004-12, Class 12A1
2.530%(c)	08/25/34		106	91,654
Darrowby No. 2 PLC (United Kingdom),
Series 2012-1, Class A
2.265%(c)	02/20/44		GBP 672	1,072,723
Eurosail PLC (United Kingdom),
Series 2006-4X, Class A3A
0.147%(c)	12/10/44		EUR 299	317,899
Series 2006-4X, Class A3C
0.729%(c)	12/10/44	GBP	718	1,076,033
Fannie Mae Connecticut Avenue Securities,
Series 2014-C03, Class 1M2
3.187%(c)	07/25/24		840	779,827
Fannie Mae REMICS,
Series 2010-123, Class FK
0.637%(c)	11/25/40		550	553,282
Series 2011-3, Class FA
0.865%(c)	02/25/41		183	184,758
FDIC Guaranteed Notes Trust,
Series 2010-S2, Class 1A, 144A
0.679%(c)	11/29/37		476	474,357
Fosse Master Issuer PLC (United Kingdom),
Series 2012-1A, Class 2B2, 144A
2.669%(c)	10/18/54		GBP 900	1,419,300
Freddie Mac REMICS,
Series 3172, Class FK
0.632%(c)	08/15/33		157	157,895
Series 3397, Class FC
0.782%(c)	12/15/37		116	117,528
Freddie Mac Strips,
Series 278, Class F1
0.632%(c)	09/15/42		500	503,026
Giovecca Mortgages Srl (Italy),
Series 2011-1, Class A
0.599%(c)	04/23/48		EUR 381	422,981
Gosforth Funding PLC (United Kingdom),
Series 2011-1, Class A2
2.021%(c)	04/24/47		GBP 388	613,771
Government National Mortgage Assoc.,
Series 2007-8, Class FA
0.487%(c)	03/20/37		295	296,262
Granite Mortgages PLC (United Kingdom),
Series 2003-3, Class 3A
0.949%(c)	01/20/44		GBP 236	370,415
Series 2004-3, Class 3A2
0.952%(c)	09/20/44		GBP 234	366,738

Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
GSR Mortgage Loan Trust,
Series 2003-1, Class A2
1.860%(c)	03/25/33		56	$54,553
Series 2005-AR1, Class 1A1
2.752%(c)	01/25/35		21	20,039
Series 2005-AR3, Class 6A1
2.630%(c)	05/25/35		201	186,331
Harborview Mortgage Loan Trust,
Series 2005-13, Class 2A11
0.466%(c)	02/19/36		233	173,850
Homestar Mortgage Acceptance Corp.,
Series 2004-1, Class M1
0.982%(c)	03/25/34		1,546	1,258,531
Impac CMB Trust,
Series 2004-11, Class 2A1
0.847%(c)	03/25/35		179	167,003
IndyMac IMSC Mortgage Loan Trust,
Series 2007-HOA1, Class A24
0.495%(c)	07/25/47		1,481	990,193
IndyMac INDA Mortgage Loan Trust,
Series 2005-AR1, Class 2A1
2.751%(c)	11/25/35		63	56,323
IndyMac Index Mortgage Loan Trust,
Series 2006-AR12, Class A1
0.377%(c)	09/25/46		174	148,493
JPMorgan Mortgage Trust,
Series 2005-A6, Class 2A1
2.671%(c)	08/25/35		54	53,304
Series 2007-A1, Class 1A1
2.533%(c)	07/25/35		55	54,955
Kensington Mortgage Securities PLC (United Kingdom),
Series 2007-1X, Class A3C
0.456%(c)	06/14/40		1,563	1,460,949
Leek Finance Number Eighteen PLC (United Kingdom),
Series 18A, Class A2D, 144A
0.541%(c)	09/21/38		1,390	1,440,154
Lehman Mortgage Trust,
Series 2006-5, Class 2A2, IO
6.963%(c)	09/25/36		827	285,879
Series 2007-2, Class 2A12, IO
6.503%(c)	02/25/37		723	237,652
Ludgate Funding PLC (United Kingdom),
Series 2008-W1X, Class A1
1.170%(c)	01/01/61	GBP	247	372,954
Mansard Mortgages PLC (United Kingdom),
Series 2007-2X, Class A1
1.221%(c)	12/15/49	GBP	435	657,044
Marche M5 Srl (Italy),
Series 5, Class A
0.398%(c)	10/27/65	EUR	36	40,170
Marche Mutui 4 Srl (Italy),
Series 4, Class A
0.419%(c)	02/25/55	EUR	60	65,595
0.587%(c)	02/25/55		804	794,299
Marche Mutui Srl (Italy),
Series 6, Class A1
2.248%(c)	01/27/64	EUR	135	150,638

SEE NOTES TO FINANCIAL STATEMENTS.

A27

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Maxis Loans Securitisation (Australia), Series 2009-1, Class A1
4.020%(c)	09/12/39	AUD	45	$34,947
Mellon Residential Funding Corp.,
Series 1999-TBC3, Class A2
2.609%(c)	10/20/29		17	16,699
Merrill Lynch Mortgage Investors, Inc.,
Series 2003-A2, Class 1A1
2.182%(c)	02/25/33		83	79,435
Morgan Stanley Mortgage Loan Trust,
Series 2005-4, Class 5A3
5.500%	08/25/35		7	7,454
NCUA Guaranteed Notes,
Series 2010-R1, Class 1A
0.631%(c)	10/07/20		176	176,946
Series 2010-R2, Class 2A
0.655%(c)	11/05/20		1,763	1,771,644
Series 2010-R3, Class 1A
0.744%(c)	12/08/20		128	129,378
Series 2010-R3, Class 2A
0.741%(c)	12/08/20		261	262,955
Series 2011-R1, Class 1A
0.631%(c)	01/08/20		379	380,621
NCUA Guaranteed Notes Trust,
Series 2010-R3, Class 2A
0.745%(c)	12/08/20		906	912,516
Newgate Funding PLC (United Kingdom),
Series 2007-1X, Class A3
0.728%(c)	12/01/50	GBP	1,100	1,511,501
Series 2007-3X, Class A3
1.571%(c)	12/15/50	GBP	1,017	1,531,477
Series 2007-3X, Class BA
1.757%(c)	12/15/50	GBP	277	408,382
Puma Finance Pty Ltd. (Australia),
Series 2014-1, Class A
3.533%	05/13/45	AUD	409	316,030
Residential Accredit Loans, Inc.,
Series 2006-QA1, Class A21
3.762%(c)	01/25/36		2,293	1,846,631
Series 2007-QO2, Class A1
0.337%(c)	02/25/47		985	567,505
Residential Asset Securitization Trust,
Series 2005-A15, Class 2A11, IO
5.363%(c)	02/25/36		2,584	468,531
Residential Funding Mortgage Securities I,
Series 2003-S9, Class A1
6.500%	03/25/32		11	10,987
ResLoC UK PLC (United Kingdom),
Series 2007-1X, Class A3B
0.731%(c)	12/15/43	GBP	320	459,212
RMAC Securities No. 1 PLC (United Kingdom),
Series 2006-NS3X, Class A2A
0.721%(c)	06/12/44	GBP	997	1,445,319
RMAC Securities PLC (United Kingdom),
Series 2006-NS2X, Class A2C
0.136%(c)	06/12/44	EUR	784	807,671

Interest Rate	Maturity Date		Principal Amount (000)		Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Sequoia Mortgage Trust,
Series 2003-4, Class 2A1
0.537%(c)	07/20/33			148	$139,413
Series 2007-3, Class 1A1
0.387%(c)	07/20/36			94	87,866
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-18, Class 5A
2.587%(c)	12/25/34			78	75,934
Structured Asset Mortgage Investments II Trust,
Series 2006-AR7, Class A1BG
0.307%(c)	08/25/36			730	565,964
Structured Asset Mortgage Investments, Inc.,
Series 2005-AR5, Class A2
0.436%(c)	07/19/35			351	338,980
Series 2006-AR6, Class 2A1
0.377%(c)	07/25/46			236	186,611
Superannuation Members Home Loan Programme (The) (Australia),
Series 2009-3, Class A1
3.435%(c)	11/07/40		AUD	73	56,047
Thornburg Mortgage Securities Trust,
Series 2003-5, Class 1A
2.035%(c)	10/25/43			80	78,194
Series 2007-3, Class 2A1
1.437%(c)	06/25/47			74	65,290
Series 2007-3, Class 4A1
5.750%(c)	06/25/47			116	111,987
Uropa Securities PLC (United Kingdom),
Series 2007-1, Class A2B
0.164%(c)	10/10/40		EUR	500	546,699
Washington Mutual Mortgage Pass-Through Certificates,
Series 2005-AR10, Class 3A1
4.473%(c)	08/25/35			7	6,479
Series 2005-AR14, Class 2A1
2.392%(c)	12/25/35			204	186,251
Series 2006-AR7, Class 3A
2.198%(c)	07/25/46			327	294,118
Series 2006-AR14, Class 1A4
1.960%(c)	11/25/36			386	340,572
Series 2007-HY5, Class 2A1
2.150%(c)	05/25/37			2,311	1,887,553
Wells Fargo Mortgage-Backed Securities Trust,
Series 2005-AR2, Class 1A1
2.616%(c)	03/25/35			287	287,882
Series 2006-AR6, Class 3A1
2.574%(c)	03/25/36			245	237,362

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $43,740,417)					43,959,844

U.S. TREASURY OBLIGATIONS — 3.4%
U.S. Treasury Bonds
2.500%	02/15/45			620	545,650
3.000%	11/15/44	(h)		100	97,820
3.000%	05/15/45			13,340	13,073,200
U.S. Treasury Floating Rate Note
0.084%(c)	04/30/17	(h)		1,792	1,791,841
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/16-07/15/22			59,140	61,239,961

SEE NOTES TO FINANCIAL STATEMENTS.

A28

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)		Value (Note 2)
U.S. TREASURY OBLIGATIONS (continued)
0.125%	04/15/19	(h)	1,000		$1,022,754
0.125%	01/15/23	(k)	14,000		14,096,087
0.125%	07/15/24	(h)	4,000		3,886,776
0.250%	01/15/25	(h)	1,900		1,861,508
0.375%	07/15/23	(h)	10,100		10,304,663
0.625%	07/15/21-02/15/43		9,050		9,343,265
0.750%	02/15/42-02/15/45		5,180		4,810,677
1.125%	01/15/21	(h)	100		114,395
1.250%	07/15/20		17,500		20,313,255
1.375%	01/15/20		1,200		1,403,529
1.375%	02/15/44	(h)	7,260		7,867,231
1.750%	01/15/28		4,400		5,628,802
2.000%	01/15/16-01/15/26		1,550		1,993,576
2.125%	02/15/41		500		670,016
2.375%	01/15/25	(k)	14,020		20,700,631
2.375%	01/15/27	(h)	6,560		9,207,978
2.375%	01/15/27	(h)	700		982,559
2.500%	07/15/16-01/15/29		19,340		25,911,115
3.625%	04/15/28		4,670		9,307,232
3.875%	04/15/29		4,130		8,418,560
U.S. Treasury Notes
1.500%	05/31/20		1,900		1,889,609
2.125%	06/30/22		2,090		2,098,818
U.S. Treasury Strips Principal
3.221%(s)	05/15/44		2,210		865,096
3.400%(s)	02/15/44		390		153,898

TOTAL U.S. TREASURY OBLIGATIONS (cost $240,284,394)					239,600,502

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.1%
Federal National Mortgage Assoc.,
Sub. Notes
2.303%(s)	10/09/19		3,220		2,940,916
2.604%(c)	09/01/19		—	(r)	153
3.000%	TBA		1,000		993,691
Small Business Administration Participation Certificates
5.600%	09/01/28		342		379,591

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $4,262,449)					4,314,351

TOTAL LONG-TERM INVESTMENTS (cost $5,049,297,720)					5,833,351,415

			Shares
SHORT-TERM INVESTMENTS — 19.9%
AFFILIATED MONEY MARKET MUTUAL FUND — 14.6%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $1,023,268,186; includes $123,578,430 of cash collateral received for securities on loan)(b)(v)(w)(Note 4)			1,023,268,186		1,023,268,186

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
U.S. TREASURY OBLIGATIONS(n) — 3.8%
U.S. Treasury Bills
0.010%	08/20/15	(k)		17,200	$17,200,000
0.025%	09/17/15	(k)		500	500,000
0.065%	12/03/15	(k)		32,332	32,326,083
0.070%	09/17/15	(k)		300	300,000
0.080%	09/17/15	(k)		1,900	1,900,000
0.085%	11/27/15	(k)		95,300	95,286,181
0.088%	07/09/15			72,000	71,999,883
0.090%	10/22/15			3,000	2,999,835
0.095%	09/17/15	(k)		450	450,000
0.100%	12/17/15	(k)		6,000	5,998,308
0.110%	09/24/15	(k)		15,900	15,899,809
0.150%	09/17/15	(k)		20,500	20,500,000
0.202%	04/28/16	(k)		120	119,811

TOTAL U.S. TREASURY OBLIGATIONS (cost $265,442,609)					265,479,910

REPURCHASE AGREEMENTS(m) — 0.9%
Barclays Capital, Inc., 0.200%, dated 06/30/15, due 07/06/15 in the amount of $5,800,193				5,800	5,800,000
Citigroup Global Markets, Inc., 0.250%, dated 06/30/15, due 07/01/15 in the amount of $21,800,151				21,800	21,800,000
Goldman Sachs Co., 0.350%, dated 06/30/15, due 07/01/15 in the amount of $11,300,110				11,300	11,300,000
Morgan Stanley Co. LLC, 0.220%, dated 06/30/15, due 07/01/15 in the amount of $21,800,133				21,800	21,800,000

TOTAL REPURCHASE AGREEMENTS (cost $60,700,000)					60,700,000

U.S. GOVERNMENT AGENCY OBLIGATIONS(n) — 0.3%
Federal Home Loan Bank
0.039%	07/15/15			3,300	3,299,950
0.055%	08/19/15			300	299,978
0.060%	08/21/15			200	199,983
0.070%	08/07/15			3,800	3,799,843
0.085%	08/12/15-09/17/15			7,700	7,699,029
0.086%	09/09/15			4,400	4,399,476
0.088%	09/11/15			1,900	1,899,768
0.090%	08/19/15			300	299,976
0.091%	09/08/15			1,400	1,399,836
0.092%	08/21/15			1,900	1,899,841
0.095%	08/12/15			300	299,980

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $25,496,649)					25,497,660

FOREIGN TREASURY OBLIGATIONS(n) — 0.3%
Brazil Letras do Tesouro Nacional
11.606%	10/01/15		BRL	28,700	8,917,668
12.345%	01/01/16		BRL	37,800	11,355,161

TOTAL FOREIGN TREASURY OBLIGATIONS (cost $24,243,825)					20,272,829

SEE NOTES TO FINANCIAL STATEMENTS.

A29

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

	Counterparty	Notional Amount (000)#		Value (Note 2)
OPTIONS PURCHASED*
Call Options
5 Year U.S. Treasury Notes Futures,
expiring 07/24/15, Strike Price $122.00			158	$3,703
expiring 08/21/15, Strike Price $123.50			151	4,719
10 Year Euro-Bund Futures,
expiring 07/24/15, Strike Price $164.00		EUR	211	2,352
expiring 07/24/15, Strike Price $164.50		EUR	139	1,550
expiring 08/21/15, Strike Price $154.50		EUR	1,100	10,669
10 Year U.S. Treasury Notes Futures,
expiring 07/24/15, Strike Price $134.00			86	1,344
expiring 07/24/15, Strike Price $135.00			334	5,219
expiring 07/24/15, Strike Price $135.50			2	31
expiring 07/24/15, Strike Price $139.50			45	703
expiring 07/24/15, Strike Price $141.00			90	1,406
expiring 08/21/15, Strike Price $135.00			3	141
expiring 08/21/15, Strike Price $135.50			18	844
expiring 08/21/15, Strike Price $136.00			167	5,219
expiring 08/21/15, Strike Price $136.50			34	1,063
20 Year U.S. Treasury Bonds Futures,
expiring 07/24/15, Strike Price $149.00			10	32,656
expiring 07/24/15, Strike Price $150.00			56	149,625
expiring 07/24/15, Strike Price $167.00			1	47
expiring 07/24/15, Strike Price $168.00			14	438
Euro STOXX 50 Index,
expiring 07/17/15, Strike Price $3,825.00		EUR	3	10,535
expiring 08/21/15, Strike Price $3,925.00		EUR	1	4,154
Interest Rate Swap Options,
Receive a fixed rate of 0.80% and pay a floating rate based on 3 Month LIBOR, expiring 01/19/16	Morgan Stanley		7,700	8,215
Japanese Yen Futures,
expiring 07/02/15, Strike Price $0.0084			68	1,013
expiring 07/02/15, Strike Price $0.0085			135	1,350
expiring 08/07/15, Strike Price $0.0082			14	15,263

	Counterparty	Notional Amount (000)#			Value (Note 2)
OPTIONS PURCHASED* (continued)
Call Options (continued)
expiring 08/07/15, Strike Price $0.0085			135		$22,950
S&P 500 Index,
expiring 07/17/15, Strike Price $2,200.00			33		4,878
expiring 07/17/15, Strike Price $2,210.00			5		810
expiring 07/17/15, Strike Price $2,220.00			5		810
expiring 07/17/15, Strike Price $2,230.00			8		1,230

					292,937

Put Options
90 Day Euro Dollar Futures,
expiring 12/14/15, Strike Price $99.38			35,000		4,814
10 Year U.S. Treasury Notes Futures,
expiring 07/24/15, Strike Price $125.50			325		230,031
expiring 08/21/15, Strike Price $109.00			9,600		1,500
20 Year U.S. Treasury Bonds Futures,
expiring 07/24/15, Strike Price $121.00			32		500
expiring 07/24/15, Strike Price $122.00			34		531
expiring 07/24/15, Strike Price $126.00			34		531
expiring 07/24/15, Strike Price $127.00			11		172
expiring 07/24/15, Strike Price $128.00			114		1,781
expiring 07/24/15, Strike Price $129.00			6		94
expiring 07/24/15, Strike Price $150.00			5		9,141
expiring 08/21/15, Strike Price $110.00			400		63
expiring 08/21/15, Strike Price $122.00			9		141
expiring 08/21/15, Strike Price $123.00			1		16
British Pound Futures,
expiring 07/02/15, Strike Price $1.45			101		1,014
CDX.NA.IG.23,
expiring 07/16/15, Strike Price $120.00	Bank of America		123		1,611
Charter Communications, Inc.,
expiring 03/18/16, Strike Price $210.00			—	(r)	17,320
Currency Option USD vs MXN,
expiring 09/18/15, @ FX Rate 15.00	Barclays Capital Group		30		12,975
Euro STOXX 50 Index,
expiring 07/17/15, Strike Price $3,100.00		EUR	3		46,657

SEE NOTES TO FINANCIAL STATEMENTS.

A30

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

	Counterparty	Notional Amount (000)#		Value (Note 2)
OPTIONS PURCHASED* (continued)
Put Options (continued)
expiring 08/21/15, Strike Price $2,950.00		EUR	1	$16,134
Interest Rate Swap Options,
Pay a fixed rate of 2.87% and receive a floating rate based on 3 Month LIBOR, expiring 08/11/15	Morgan Stanley		1,200	40,828
Pay a fixed rate of 3.05% and receive a floating rate based on 3 Month LIBOR, expiring 08/11/15	Morgan Stanley		1,100	17,811
Pay a fixed rate of 3.45% and receive a floating rate based on 3 Month LIBOR, expiring 09/21/15	Bank of America		2,000	11,806
Pay a fixed rate of 3.45% and receive a floating rate based on 3 Month LIBOR, expiring 09/21/15	Citigroup Global Markets		1,200	7,083
Pay a fixed rate of 0.95% and receive a floating rate based on 3 Month LIBOR, expiring 12/15/15	Citigroup Global Markets		5,100	5,352
Pay a fixed rate of 0.95% and receive a floating rate based on 3 Month LIBOR, expiring 12/15/15	Morgan Stanley		6,800	7,136
Pay a fixed rate of 2.68% and receive a floating rate based on 3 Month LIBOR, expiring 12/11/17	Morgan Stanley		1,000	146,675
Japanese Yen Futures,
expiring 07/02/15, Strike Price $0.0077			203	1,013
expiring 08/07/15, Strike Price $0.0077			135	4,050
OPKO Health, Inc.,
expiring 01/15/16, Strike Price $25.00			27	256,690
S&P 500 Index,
expiring 07/17/15, Strike Price $1,860.00			12	26,445
expiring 07/17/15, Strike Price $1,880.00			11	31,320
expiring 07/17/15, Strike Price $1,890.00			4	14,350
expiring 07/17/15, Strike Price $1,900.00			14	52,650
expiring 07/17/15, Strike Price $1,920.00			4	18,860

				987,095

TOTAL OPTIONS PURCHASED (cost $1,511,592)				1,280,032

TOTAL SHORT-TERM INVESTMENTS (cost $1,400,662,861)				1,396,498,617

		Value (Note 2)
TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 103.3% (cost $6,449,960,581)		$7,229,850,032

SECURITIES SOLD SHORT(q) — (2.7)%

COMMON STOCKS — (2.6)%	Shares
Aerospace & Defense — (0.1)%
AAR Corp.	6,400	(203,959)
Aerovironment, Inc.*	4,900	(127,792)
Boeing Co. (The)	3,649	(506,189)
DigitalGlobe, Inc.*	21,500	(597,485)
Kratos Defense & Security Solutions, Inc.*	13,300	(83,790)
Lockheed Martin Corp.	3,285	(610,682)
Raytheon Co.	4,446	(425,393)
Textron, Inc.	1,510	(67,391)
TransDigm Group, Inc.*	2,300	(516,741)

		(3,139,422)

Air Freight & Logistics
C.H. Robinson Worldwide, Inc.	7,450	(464,806)
United Parcel Service, Inc. (Class B Stock)	6,044	(585,724)
UTi Worldwide, Inc.*	28,500	(284,715)
XPO Logistics, Inc.*	13,000	(587,340)

		(1,922,585)

Airlines
American Airlines Group, Inc.	11,900	(475,227)
JetBlue Airways Corp.*	69,721	(1,447,408)

		(1,922,635)

Auto Components
Autoliv, Inc. (Sweden)	3,630	(423,802)
BorgWarner, Inc.	7,270	(413,227)
Dorman Products, Inc.*	5,700	(271,662)
Visteon Corp.*	2,300	(241,454)

		(1,350,145)

Automobiles
General Motors Co.	8,760	(291,971)
Tesla Motors, Inc.*	2,800	(751,128)
Winnebago Industries, Inc.	1,600	(37,744)

		(1,080,843)

Banks — (0.1)%
Associated Banc-Corp.	15,622	(316,658)
BancorpSouth, Inc.	8,470	(218,187)
Bank of Hawaii Corp.	8,791	(586,184)
BB&T Corp.	11,258	(453,810)
Boston Private Financial Holdings, Inc.	9,311	(124,861)
CIT Group, Inc.	3,060	(142,259)
Commerce Bancshares, Inc.	10,890	(509,326)
CVB Financial Corp.	11,880	(209,207)
East West Bancorp, Inc.	1,530	(68,575)
First Horizon National Corp.	34,515	(540,850)
First Niagara Financial Group, Inc.	34,230	(323,131)
FirstMerit Corp.	4,900	(102,067)
Glacier Bancorp, Inc.	5,760	(169,459)
M&T Bank Corp.	4,400	(549,692)
PacWest Bancorp	10,924	(510,806)
People’s United Financial, Inc.	17,990	(291,618)
Pinnacle Financial Partners, Inc.	900	(48,933)

SEE NOTES TO FINANCIAL STATEMENTS.

A31

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

SECURITIES SOLD SHORT(q) (continued)
COMMON STOCKS (continued)	Shares	Value (Note 2)
Banks (continued)
PNC Financial Services Group, Inc. (The)	2,550	$(243,908)
Royal Bank of Canada (Canada)	11,398	(697,021)
Signature Bank*	1,990	(291,316)
South State Corp.	500	(37,995)
Sterling Bancorp	1,824	(26,813)
Synovus Financial Corp.	3,700	(114,034)
UMB Financial Corp.	10,251	(584,512)
United Bankshares, Inc.	6,400	(257,472)
US Bancorp	8,800	(381,920)
Valley National Bancorp	30,989	(319,497)
Webster Financial Corp.	5,300	(209,615)
Westamerica Bancorporation	4,600	(232,990)
Western Alliance Bancorp*	3,137	(105,905)

		(8,668,621)

Beverages
Boston Beer Co., Inc. (The) (Class A Stock)*	100	(23,199)
Brown-Forman Corp. (Class B Stock)	3,675	(368,162)
Molson Coors Brewing Co. (Class B Stock)	600	(41,886)

		(433,247)

Biotechnology — (0.1)%
ACADIA Pharmaceuticals, Inc.*	17,900	(749,652)
Achillion Pharmaceuticals, Inc.*	6,000	(53,160)
Alexion Pharmaceuticals, Inc.*	1	(181)
Alkermes PLC*	9,900	(636,966)
Alnylam Pharmaceuticals, Inc.*	3,900	(467,493)
AMAG Pharmaceuticals, Inc.*	5,500	(379,830)
Amgen, Inc.	3,954	(607,018)
Baxalta, Inc.*	114,807	(3,666,936)
Cepheid, Inc.*	2,000	(122,300)
KYTHERA Biopharmaceuticals, Inc.*	7,700	(579,887)
PTC Therapeutics, Inc.*	1,600	(77,008)
Seattle Genetics, Inc.*	15,500	(750,200)
TESARO, Inc.*	7,500	(440,925)
Vertex Pharmaceuticals, Inc.*	4,600	(568,008)

		(9,099,564)

Building Products
Lennox International, Inc.	2,800	(301,532)
Ply Gem Holdings, Inc.*	8,000	(94,320)

		(395,852)

Capital Markets
Artisan Partners Asset Management, Inc. (Class A Stock)	1,100	(51,106)
Charles Schwab Corp. (The)	6,300	(205,695)
Federated Investors, Inc. (Class B Stock)	8,260	(276,627)
Franklin Resources, Inc.	3,471	(170,183)
Northern Trust Corp.	4,359	(333,289)
NorthStar Asset Management Group, Inc. (The)	25,300	(467,797)
Penson Worldwide, Inc.*(g)	32,656	—
T. Rowe Price Group, Inc.	5,214	(405,284)

		(1,909,981)

Chemicals — (0.1)%
Air Products & Chemicals, Inc.	730	(99,886)

SECURITIES SOLD SHORT(q) (continued)
COMMON STOCKS (continued)	Shares	Value (Note 2)
Chemicals (continued)
Airgas, Inc.	1,390	$(147,034)
American Vanguard Corp.	8,900	(122,820)
Balchem Corp.	3,000	(167,160)
Eastman Chemical Co.	2,590	(211,914)
Ecolab, Inc.	1,090	(123,246)
Flotek Industries, Inc.*	9,900	(124,047)
FMC Corp.	5,000	(262,750)
HB Fuller Co.	7,100	(288,402)
International Flavors & Fragrances, Inc.	2,800	(306,012)
Monsanto Co.	10,900	(1,161,831)
NewMarket Corp.	200	(88,778)
Platform Specialty Products Corp.*	18,600	(475,788)
Praxair, Inc.	1,690	(202,040)
Sensient Technologies Corp.	1,000	(68,340)
WR Grace & Co.*	5,600	(561,680)

		(4,411,728)

Commercial Services & Supplies
ADT Corp. (The)	6,860	(230,290)
Covanta Holding Corp.	22,600	(478,894)
Healthcare Services Group, Inc.	10,900	(360,245)
Mobile Mini, Inc.	3,200	(134,528)
Stericycle, Inc.*	3,700	(495,467)
US Ecology, Inc.	3,500	(170,520)

		(1,869,944)

Communications Equipment — (0.1)%
Applied Optoelectronics, Inc.*	5,000	(86,800)
ARRIS Group, Inc.*	7,465	(228,429)
CalAmp Corp.*	5,700	(104,082)
Cisco Systems, Inc.	22,970	(630,756)
Extreme Networks, Inc.*	21,100	(56,759)
Finisar Corp.*	31,300	(559,331)
Infinera Corp.*	26,500	(555,970)
Juniper Networks, Inc.	7,225	(187,633)
Nokia OYJ (Finland), ADR	33,960	(232,626)
QUALCOMM, Inc.	5,640	(353,233)
Sonus Networks, Inc.*	9,600	(66,432)
ViaSat, Inc.*	6,900	(415,794)

		(3,477,845)

Construction & Engineering
Granite Construction, Inc.	7,100	(252,121)

Construction Materials
Holcim Ltd. (Switzerland)*	5,123	(378,003)
Martin Marietta Materials, Inc.	3,100	(438,681)

		(816,684)

Consumer Finance
First Cash Financial Services, Inc.*	4,400	(200,596)
PRA Group, Inc.*	1,800	(112,158)

		(312,754)

Containers & Packaging
Aptargroup, Inc.	3,070	(195,774)
Ball Corp.	9,992	(700,939)
Bemis Co., Inc.	2,030	(91,370)
Rock-Tenn Co. (Class A Stock)	796	(47,919)

		(1,036,002)

SEE NOTES TO FINANCIAL STATEMENTS.

A32

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

SECURITIES SOLD SHORT(q) (continued)
COMMON STOCKS (continued)	Shares	Value (Note 2)
Diversified Consumer Services
Houghton Mifflin Harcourt Co.*	13,900	$(350,280)
Sotheby’s	16,000	(723,840)

		(1,074,120)

Diversified Financial Services
CME Group, Inc.	1,410	(131,215)
PHH Corp.*	1,300	(33,839)

		(165,054)

Diversified Telecommunication Services
AT&T, Inc.	18,180	(645,754)
Cogent Communications Holdings, Inc.	1,500	(50,760)
inContact, Inc.*	10,400	(102,648)
Verizon Communications, Inc.	22,660	(1,056,183)

		(1,855,345)

Electric Utilities — (0.1)%
Entergy Corp.	1,270	(89,535)
Eversource Energy	11,970	(543,558)
Great Plains Energy, Inc.	7,200	(173,952)
NextEra Energy, Inc.	10,170	(996,965)
PPL Corp.	13,530	(398,729)
Southern Co. (The)	25,370	(1,063,003)

		(3,265,742)

Electrical Equipment
EnerSys	1,400	(98,406)
Power Solutions International, Inc.*	1,800	(97,236)
PowerSecure International, Inc.*	8,100	(119,556)
Rockwell Automation, Inc.	4,185	(521,618)

		(836,816)

Electronic Equipment, Instruments & Components
Amphenol Corp. (Class A Stock)	6,700	(388,399)
Belden, Inc.	5,100	(414,273)
FARO Technologies, Inc.*	2,900	(135,430)
FEI Co.	6,200	(514,166)
MTS Systems Corp.	2,200	(151,690)
TTM Technologies, Inc.*	2,564	(25,614)
Zebra Technologies Corp. (Class A Stock)*	3,100	(344,255)

		(1,973,827)

Energy Equipment & Services — (0.1)%
Baker Hughes, Inc.	7,900	(487,430)
Cameron International Corp.*	3,950	(206,862)
FMC Technologies, Inc.*	6,200	(257,238)
Geospace Technologies Corp.*	1,600	(36,880)
Halliburton Co.	37,666	(1,622,275)
Helmerich & Payne, Inc.	7,000	(492,940)
McDermott International, Inc.*	52,700	(281,418)
Patterson-UTI Energy, Inc.	26,800	(504,242)
Rowan Cos. PLC (Class A Stock)	22,300	(470,753)
Schlumberger Ltd.	2,310	(199,099)
Tenaris SA (Luxembourg), ADR	2,984	(80,628)
Trinidad Drilling Ltd. (Canada)	27,166	(87,871)

		(4,727,636)

Food & Staples Retailing — (0.1)%
Chefs’ Warehouse, Inc. (The)*	4,800	(101,952)

SECURITIES SOLD SHORT(q) (continued)
COMMON STOCKS (continued)	Shares	Value (Note 2)
Food & Staples Retailing (continued)
CVS Health Corp.	4,230	$(443,642)
Diplomat Pharmacy, Inc.*	3,700	(165,575)
Rite Aid Corp.*	34,500	(288,075)
Sprouts Farmers Market, Inc.*	17,700	(477,546)
Sysco Corp.	15,720	(567,492)
United Natural Foods, Inc.*	7,200	(458,496)
Walgreens Boots Alliance, Inc.	9,040	(763,338)
Wal-Mart Stores, Inc.	6,959	(493,602)
Whole Foods Market, Inc.	9,260	(365,214)

		(4,124,932)

Food Products — (0.1)%
B&G Foods, Inc.	10,300	(293,859)
Boulder Brands, Inc.*	16,100	(111,734)
ConAgra Foods, Inc.	3,760	(164,387)
Darling Ingredients, Inc.*	29,200	(428,072)
Diamond Foods, Inc.*	6,600	(207,108)
Fresh Del Monte Produce, Inc.	1,200	(46,392)
General Mills, Inc.	6,580	(366,638)
Hain Celestial Group, Inc. (The)*	11,200	(737,632)
Kellogg Co.	7,060	(442,662)
Keurig Green Mountain, Inc.	5,900	(452,117)
Kraft Foods Group, Inc.	7,800	(664,092)
Mead Johnson Nutrition Co.	5,420	(488,992)
TreeHouse Foods, Inc.*	4,100	(332,223)

		(4,735,908)

Gas Utilities
Laclede Group, Inc. (The)	1,200	(62,472)
National Fuel Gas Co.	2,100	(123,669)
Northwest Natural Gas Co.	5,600	(236,208)
ONE Gas, Inc.	5,225	(222,376)

		(644,725)

Health Care Equipment & Supplies — (0.1)%
Baxter International, Inc.	6,890	(481,818)
Baxter International, Inc.-W/I*	114,807	(4,362,666)
C.R. Bard, Inc.	1,210	(206,547)
China Medical Technologies, Inc. (China), ADR*	7,037	—
Cooper Cos., Inc. (The)	3,100	(551,707)
Cyberonics, Inc.*	3,254	(193,483)
Endologix, Inc.*	17,900	(274,586)
Haemonetics Corp.*	3,700	(153,032)
HeartWare International, Inc.*	6,900	(501,561)
Insulet Corp.*	15,600	(483,366)
Intuitive Surgical, Inc.*	140	(67,830)
LDR Holding Corp.*	1,900	(82,175)
Medtronic PLC	8,066	(597,691)
Quidel Corp.*	6,800	(156,060)
Spectranetics Corp. (The)*	8,900	(204,789)
STAAR Surgical Co.*	7,600	(73,416)
STERIS Corp.	7,999	(515,456)
Varian Medical Systems, Inc.*	2,080	(175,406)
Zeltiq Aesthetics, Inc.*	8,400	(247,548)
Zimmer Biomet Holdings, Inc.	1,330	(145,276)

		(9,474,413)

SEE NOTES TO FINANCIAL STATEMENTS.

A33

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

SECURITIES SOLD SHORT(q) (continued)
COMMON STOCKS (continued)	Shares	Value (Note 2)
Health Care Providers & Services — (0.1)%
Acadia Healthcare Co., Inc.*	10,200	$(798,966)
Adeptus Health, Inc. (Class A Stock)*	1,600	(151,984)
Capital Senior Living Corp.*	3,800	(93,100)
Cardinal Health, Inc.	930	(77,794)
DaVita HealthCare Partners, Inc.*	1,130	(89,801)
ExamWorks Group, Inc.*	9,600	(375,360)
Express Scripts Holding Co.*	3,870	(344,198)
HCA Holdings, Inc.*	1,360	(123,379)
HealthSouth Corp.	7,100	(327,026)
Healthways, Inc.*	13,500	(161,730)
IPC Healthcare, Inc.*	5,300	(293,567)
Kindred Healthcare, Inc.	15,300	(310,437)
PharMerica Corp.*	5,700	(189,810)
Premier, Inc. (Class A Stock)*	3,430	(131,918)
Tenet Healthcare Corp.*	670	(38,780)
Universal Health Services, Inc. (Class B Stock)	290	(41,209)

		(3,549,059)

Health Care Technology
Allscripts Healthcare Solutions, Inc.*	35,400	(484,272)
Medidata Solutions, Inc.*	4,310	(234,119)
Quality Systems, Inc.	4,190	(69,428)

		(787,819)

Hotels, Restaurants & Leisure — (0.1)%
Boyd Gaming Corp.*	34,000	(508,300)
Choice Hotels International, Inc.	1,144	(62,062)
Churchill Downs, Inc.	600	(75,030)
ClubCorp Holdings, Inc.	3,800	(90,744)
Darden Restaurants, Inc.	8,700	(618,396)
Diamond Resorts International, Inc.*	1,800	(56,790)
Hilton Worldwide Holdings, Inc.*	12,260	(337,763)
Hyatt Hotels Corp. (Class A Stock)*	5,840	(331,070)
Krispy Kreme Doughnuts, Inc.*	12,500	(240,750)
Marriott International, Inc. (Class A Stock)	1,530	(113,817)
McDonald’s Corp.	7,470	(710,173)
MGM Resorts International*	23,900	(436,175)
Norwegian Cruise Line Holdings Ltd.*	9,200	(515,568)
SeaWorld Entertainment, Inc.	1,600	(29,504)
Starwood Hotels & Resorts Worldwide, Inc.	2,950	(239,216)
Wendy’s Co. (The)	46,400	(523,392)
Wynn Resorts Ltd.	5,100	(503,217)
Yum! Brands, Inc.	1,290	(116,203)

		(5,508,170)

Household Durables
M/I Homes, Inc.*	5,500	(135,685)
MDC Holdings, Inc.	10,800	(323,676)
Ryland Group, Inc. (The)	11,738	(544,291)
William Lyon Homes (Class A Stock)*	5,500	(141,185)

		(1,144,837)

Household Products
Church & Dwight Co., Inc.	4,783	(388,045)
Clorox Co. (The)	580	(60,332)
Energizer Holdings, Inc.	3,600	(473,580)

		(921,957)

SECURITIES SOLD SHORT(q) (continued)
COMMON STOCKS (continued)	Shares	Value (Note 2)
Independent Power & Renewable Electricity Producers
NRG Yield, Inc. (Class A Stock)	2,900	$(63,771)
Pattern Energy Group, Inc.	7,400	(210,012)
Talen Energy Corp.*	1,288	(22,102)
TerraForm Power, Inc. (Class A Stock)*	10,800	(410,184)

		(706,069)

Industrial Conglomerates
3M Co.	8,160	(1,259,088)
Danaher Corp.	3,280	(280,735)
General Electric Co.	40,660	(1,080,336)

		(2,620,159)

Insurance — (0.1)%
Aflac, Inc.	2,900	(180,380)
Allstate Corp. (The)	6,860	(445,008)
Ambac Financial Group, Inc.*	15,000	(249,600)
AON PLC	3,120	(311,002)
Arch Capital Group Ltd.*	3,390	(226,994)
Arthur J. Gallagher & Co.	8,300	(392,590)
Brown & Brown, Inc.	3,000	(98,580)
Chubb Corp. (The)	4,953	(471,228)
eHealth, Inc.*	6,800	(86,292)
Endurance Specialty Holdings Ltd.	2,615	(171,806)
FNF Group	5,200	(192,348)
Lincoln National Corp.	1,690	(100,082)
Markel Corp.*	940	(752,639)
Marsh & McLennan Cos., Inc.	8,800	(498,960)
Mercury General Corp.	1,100	(61,215)
Progressive Corp. (The)	32,214	(896,516)
Stewart Information Services Corp.	4,500	(179,100)
Torchmark Corp.	13,581	(790,686)
W.R. Berkley Corp.	9,929	(515,613)
XL Group PLC (Ireland)	998	(37,126)

		(6,657,765)

Internet & Catalog Retail
Groupon, Inc.*	13,640	(68,609)
NetFlix, Inc.*	2,730	(1,793,446)
Priceline Group, Inc. (The)*	130	(149,678)
Shutterfly, Inc.*	7,700	(368,137)

		(2,379,870)

Internet Software & Services — (0.2)%
Alibaba Group Holding Ltd. (China), ADR*	119,324	(9,816,785)
ChannelAdvisor Corp.*	9,000	(107,550)
Cornerstone OnDemand, Inc.*	11,000	(382,800)
DealerTrack Technologies, Inc.*	3,200	(200,928)
Demandware, Inc.*	7,000	(497,560)
Equinix, Inc.	381	(96,774)
Marketo, Inc.*	15,100	(423,706)
Pandora Media, Inc.*	27,400	(425,796)
Twitter, Inc.*	14,100	(510,702)
Yahoo!, Inc.*	1,640	(64,436)

		(12,527,037)

IT Services — (0.1)%
Acxiom Corp.*	2,500	(43,950)
Alliance Data Systems Corp.*	2,400	(700,656)
Cognizant Technology Solutions Corp. (Class A Stock)*	4,300	(262,687)

SEE NOTES TO FINANCIAL STATEMENTS.

A34

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

SECURITIES SOLD SHORT(q) (continued)
COMMON STOCKS (continued)	Shares	Value (Note 2)
IT Services (continued)
FleetCor Technologies, Inc.*	3,400	$(530,604)
International Business Machines Corp.	2,680	(435,929)
Paychex, Inc.	2,500	(117,200)
ServiceSource International, Inc.*	19,400	(106,118)
Vantiv, Inc. (Class A Stock)*	12,175	(464,963)
VeriFone Systems, Inc.*	7,180	(243,833)
WEX, Inc.*	4,800	(547,056)

		(3,452,996)

Leisure Products
Callaway Golf Co.	16,300	(145,722)
Hasbro, Inc.	4,990	(373,202)
Mattel, Inc.	26,600	(683,354)

		(1,202,278)

Life Sciences Tools & Services
Albany Molecular Research, Inc.*	11,200	(226,464)
Bio-Techne Corp.	2,700	(265,869)
Fluidigm Corp.*	6,200	(150,040)
Pacific Biosciences of California, Inc.*	13,000	(74,880)
Waters Corp.*	1,300	(166,894)

		(884,147)

Machinery — (0.1)%
Altra Industrial Motion Corp.	4,300	(116,874)
Caterpillar, Inc.	810	(68,704)
Chart Industries, Inc.*	10,100	(361,075)
CIRCOR International, Inc.	1,500	(81,795)
CLARCOR, Inc.	5,400	(336,096)
Colfax Corp.*	11,200	(516,880)
Graco, Inc.	2,600	(184,678)
Illinois Tool Works, Inc.	3,956	(363,121)
Ingersoll-Rand PLC	1,000	(67,420)
Manitowoc Co., Inc. (The)	18,100	(354,760)
Navistar International Corp.*	18,700	(423,181)
Nordson Corp.	2,000	(155,780)
Proto Labs, Inc.*	3,700	(249,676)
WABCO Holdings, Inc.*	4,000	(494,880)
Watts Water Technologies, Inc. (Class A Stock)	900	(46,665)

		(3,821,585)

Media — (0.1)%
AMC Networks, Inc. (Class A Stock)*	7,250	(593,412)
Cablevision Systems Corp. (Class A Stock)	13,200	(316,008)
CBS Corp. (Class B Stock)	8,800	(488,400)
Charter Communications, Inc. (Class A Stock)*	2,601	(445,421)
Discovery Communications, Inc. (Class A Stock)*	4,990	(165,967)
EW Scripps Co. (The) (Class A Stock)	6,100	(139,385)
Global Eagle Entertainment, Inc.*	33,908	(441,482)
Interpublic Group of Cos., Inc. (The)	15,276	(294,369)
Lions Gate Entertainment Corp.	19,800	(733,590)
Media General, Inc.*	15,400	(254,408)
News Corp. (Class A Stock)*	7,700	(112,343)
Omnicom Group, Inc.	3,430	(238,351)
Rentrak Corp.*	2,200	(153,560)

SECURITIES SOLD SHORT(q) (continued)
COMMON STOCKS (continued)	Shares	Value (Note 2)
Media (continued)
Scripps Networks Interactive, Inc. (Class A Stock)	8,033	$(525,117)
Viacom, Inc. (Class B Stock)	4,790	(309,626)

		(5,211,439)

Metals & Mining
Alcoa, Inc.	13,874	(154,696)
Allegheny Technologies, Inc.	18,000	(543,600)
AuRico Gold, Inc. (Canada)	28,729	(82,116)
Freeport-McMoRan, Inc.	23,950	(445,949)
Horsehead Holding Corp.*	14,000	(164,080)

		(1,390,441)

Multiline Retail
Dollar Tree, Inc.*	13,064	(1,031,925)
Nordstrom, Inc.	4,030	(300,235)
Target Corp.	1,730	(141,220)
Tuesday Morning Corp.*	13,400	(150,951)

		(1,624,331)

Multi-Utilities — (0.1)%
Ameren Corp.	5,620	(211,762)
Consolidated Edison, Inc.	2,710	(156,855)
Dominion Resources, Inc.	3,780	(252,769)
NiSource, Inc.	12,400	(565,316)
NorthWestern Corp.	1,500	(73,125)
SCANA Corp.	7,010	(355,056)
TECO Energy, Inc.	24,700	(436,202)
WEC Energy Group, Inc.	19,730	(887,258)

		(2,938,343)

Oil, Gas & Consumable Fuels — (0.1)%
Bonanza Creek Energy, Inc.*	9,900	(180,675)
Chevron Corp.	3,990	(384,915)
Cimarex Energy Co.	4,900	(540,519)
Cobalt International Energy, Inc.*	8,400	(81,564)
Concho Resources, Inc.*	4,400	(500,984)
ConocoPhillips	1,640	(100,712)
Crescent Point Energy Corp. (Canada)	13,939	(286,034)
Diamondback Energy, Inc.*	5,500	(414,590)
Exxon Mobil Corp.	4,200	(349,440)
Golar LNG Ltd. (Bermuda)	14,800	(692,640)
Hess Corp.	1,890	(126,403)
Kinder Morgan, Inc.	3,310	(127,071)
Memorial Resource Development Corp.*	10,500	(199,185)
Noble Energy, Inc.	12,637	(539,347)
Oasis Petroleum, Inc.*	21,600	(342,360)
Parsley Energy, Inc. (Class A Stock)*	19,000	(330,980)
Pioneer Natural Resources Co.	3,500	(485,415)
QEP Resources, Inc.	5,160	(95,512)
Rice Energy, Inc.*	27,100	(564,493)
Spectra Energy Corp.	19,694	(642,024)
Stone Energy Corp.*	6,300	(79,317)
Synergy Resources Corp.*	11,600	(132,588)
Westmoreland Coal Co.*	2,000	(41,560)
Whiting Petroleum Corp.*	13,200	(443,520)
Williams Cos., Inc. (The)	900	(51,651)

		(7,733,499)

SEE NOTES TO FINANCIAL STATEMENTS.

A35

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

SECURITIES SOLD SHORT(q) (continued)
COMMON STOCKS (continued)	Shares	Value (Note 2)
Paper & Forest Products
Domtar Corp.	4,200	$(173,880)
Louisiana-Pacific Corp.*	29,500	(502,385)

		(676,265)

Pharmaceuticals — (0.1)%
AbbVie, Inc.	11,915	(800,569)
Allergan PLC*	1,700	(515,882)
BioDelivery Sciences International, Inc.*	10,600	(84,376)
Cempra, Inc.*	7,500	(257,700)
Depomed, Inc.*	11,700	(251,082)
Impax Laboratories, Inc.*	5,800	(266,336)
Johnson & Johnson	4,960	(483,402)
Medicines Co. (The)*	13,400	(383,374)
Merck & Co., Inc.	4,390	(249,923)
Mylan NV*	6,900	(468,234)
Pacira Pharmaceuticals, Inc.*	3,300	(233,376)
Relypsa, Inc.*	1,400	(46,326)
Teva Pharmaceutical Industries Ltd. (Israel), ADR	1,917	(113,295)

		(4,153,875)

Professional Services
Advisory Board Co. (The)*	10,350	(565,835)
Dun & Bradstreet Corp. (The)	2,600	(317,200)
FTI Consulting, Inc.*	1,100	(45,364)
Huron Consulting Group, Inc.*	1,800	(126,162)
Towers Watson & Co. (Class A Stock)	1,813	(228,075)

		(1,282,636)

Real Estate Investment Trusts (REITs) — (0.1)%
AvalonBay Communities, Inc.	2,000	(319,740)
Boston Properties, Inc.	1,300	(157,352)
CareTrust REIT, Inc.	4,798	(60,791)
Crown Castle International Corp.	1,960	(157,388)
DDR Corp.	19,500	(301,470)
Digital Realty Trust, Inc.	5,810	(387,411)
Equity Residential	2,130	(149,462)
Essex Property Trust, Inc.	1,900	(403,750)
Federal Realty Investment Trust	2,240	(286,922)
Health Care REIT, Inc.	1,650	(108,290)
Healthcare Trust of America, Inc. (Class A Stock)	2,550	(61,072)
Iron Mountain, Inc.	11,000	(341,000)
Macerich Co. (The)	5,800	(432,680)
Medical Properties Trust, Inc.	20,190	(264,691)
Pennsylvania Real Estate Investment Trust	3,100	(66,154)
Plum Creek Timber Co., Inc.	16,700	(677,519)
Ramco-Gershenson Properties Trust	2,300	(37,536)
Realty Income Corp.	6,800	(301,852)
Regency Centers Corp.	6,200	(365,676)
Retail Opportunity Investments Corp.	19,300	(301,466)
STAG Industrial, Inc.	3,300	(66,000)
UDR, Inc.	6,200	(198,586)
Ventas, Inc.	5,490	(340,874)
Weyerhaeuser Co.	17,100	(538,650)
WP GLIMCHER, Inc.	23,400	(316,602)

		(6,642,934)

SECURITIES SOLD SHORT(q) (continued)
COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Management & Development
Altisource Asset Management Corp. (Virgin Islands)*	220	$(31,744)
Howard Hughes Corp. (The)*	700	(100,478)
Realogy Holdings Corp.*	1,100	(51,392)

		(183,614)

Road & Rail — (0.1)%
Genesee & Wyoming, Inc. (Class A Stock)*	7,200	(548,496)
Heartland Express, Inc.	30,405	(615,093)
Hertz Global Holdings, Inc.*	25,900	(469,308)
Kansas City Southern	5,200	(474,240)
Knight Transportation, Inc.	12,699	(339,571)
Saia, Inc.*	2,800	(110,012)
Werner Enterprises, Inc.	10,841	(284,576)

		(2,841,296)

Semiconductors & Semiconductor Equipment — (0.1)%
Analog Devices, Inc.	5,200	(333,762)
Applied Micro Circuits Corp.*	27,100	(182,925)
Atmel Corp.	49,100	(483,881)
Avago Technologies Ltd. (Singapore)*	6,174	(820,710)
Cypress Semiconductor Corp.*	39,500	(464,520)
Entegris, Inc.*	2,700	(39,339)
Inphi Corp.*	3,800	(86,868)
Intel Corp.	44,798	(1,362,531)
Intersil Corp. (Class A Stock)	5,300	(66,303)
Linear Technology Corp.	5,935	(262,505)
M/A-COM Technology Solutions Holdings, Inc.*	3,700	(141,525)
Micron Technology, Inc.*	2,480	(46,723)
NVIDIA Corp.	88,548	(1,780,700)
NXP Semiconductors NV (Netherlands)*	8,850	(869,070)
SunEdison, Inc.*	23,800	(711,858)
Synaptics, Inc.*	3,500	(303,573)
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	31,850	(723,314)
Ultratech, Inc.*	10,800	(200,448)
Veeco Instruments, Inc.*	14,100	(405,234)

		(9,285,789)

Software — (0.1)%
Blackbaud, Inc.	900	(51,255)
BroadSoft, Inc.*	5,300	(183,221)
Cadence Design Systems, Inc.*	37,300	(733,318)
Callidus Software, Inc.*	6,800	(105,944)
FireEye, Inc.*	5,900	(288,569)
Interactive Intelligence Group, Inc.*	2,200	(97,834)
NetSuite, Inc.*	5,600	(513,800)
Oracle Corp.	12,020	(484,406)
Proofpoint, Inc.*	8,000	(509,360)
QLIK Technologies, Inc.*	5,400	(188,784)
Qualys, Inc.*	2,100	(84,735)
Red Hat, Inc.*	6,800	(516,324)
SAP SE (Germany), ADR	5,860	(411,548)
ServiceNow, Inc.*	4,900	(364,119)
Splunk, Inc.*	9,200	(640,504)
Take-Two Interactive Software, Inc.*	8,100	(223,317)
Workday, Inc. (Class A Stock)*	6,100	(465,979)

		(5,863,017)

SEE NOTES TO FINANCIAL STATEMENTS.

A36

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

SECURITIES SOLD SHORT(q) (continued)
COMMON STOCKS (continued)	Shares	Value (Note 2)
Specialty Retail — (0.1)%
Advance Auto Parts, Inc.	4,500	$(716,805)
Ascena Retail Group, Inc.*	7,871	(131,092)
Bed Bath & Beyond, Inc.*	3,870	(266,953)
CarMax, Inc.*	12,000	(794,520)
Men’s Wearhouse, Inc. (The)	9,900	(634,293)
Monro Muffler Brake, Inc.	7,200	(447,552)
Pep Boys-Manny Moe & Jack (The)*	20,500	(251,535)
Restoration Hardware Holdings, Inc.*	7,400	(722,462)
Signet Jewelers Ltd.	3,700	(474,488)
Staples, Inc.	40,831	(625,123)

		(5,064,823)

Technology Hardware, Storage & Peripherals
Diebold, Inc.	2,600	(91,000)
SanDisk Corp.	1,080	(62,878)
Seagate Technology PLC	11,980	(569,050)
Silicon Graphics International Corp.*	12,200	(78,934)

		(801,862)

Textiles, Apparel & Luxury Goods
Crocs, Inc.*	16,200	(238,302)
Hanesbrands, Inc.	18,000	(599,760)
NIKE, Inc. (Class B Stock)	1,410	(152,308)
Quiksilver, Inc.*	72,100	(47,788)
Under Armour, Inc. (Class A Stock)*	12,430	(1,037,159)

		(2,075,317)

Thrifts & Mortgage Finance
LendingTree, Inc.*	2,300	(180,803)
New York Community Bancorp, Inc.	31,500	(578,970)
Northwest Bancshares, Inc.	4,865	(62,369)
Radian Group, Inc.	20,500	(384,580)

		(1,206,722)

Tobacco
Reynolds American, Inc.	226	(16,873)
Vector Group Ltd.	11,500	(269,790)

		(286,663)

Trading Companies & Distributors
Beacon Roofing Supply, Inc.*	2,000	(66,440)
Fastenal Co.	14,870	(627,217)
HD Supply Holdings, Inc.*	6,300	(221,634)
MSC Industrial Direct Co., Inc. (Class A Stock)	6,000	(418,620)
TAL International Group, Inc.*	13,000	(410,800)

		(1,744,711)

Wireless Telecommunication Services
SBA Communications Corp. (Class A Stock)*	1,600	(183,952)
Sprint Corp.*	13,520	(61,651)

		(245,603)

TOTAL COMMON STOCKS (proceeds received $177,313,957)		(182,395,419)

Interest Rates	Maturity Date	Principal Amount (000)#		Value (Note 2)
U.S. GOVERNMENT AGENCY OBLIGATIONS — (0.1)%
Federal National Mortgage Assoc.
3.500%	TBA		2,000	$(2,061,094)
5.500%	TBA		2,000	(2,246,250)

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (proceeds received $4,335,469)				(4,307,344)

U.S. TREASURY OBLIGATION
U.S. Treasury Notes
(proceeds received $424,137)
0.875%	10/15/17		425	(425,963)

TOTAL SECURITIES SOLD SHORT (proceeds received $182,073,563)				$(187,128,726)

	Counterparty	Notional Amount (000)#
OPTIONS WRITTEN*
Call Options
90 Day Euro-dollar Time Deposit Options Futures,
expiring 06/13/16, Strike Price $99.00			83	(20,831)
5 Year U.S. Treasury Notes Futures,
expiring 07/24/15, Strike Price $119.00			64	(38,500)
expiring 07/24/15, Strike Price $120.00			73	(14,828)
expiring 08/21/15, Strike Price $120.00			33	(12,117)
10 Year Euro-Bund Futures,
expiring 07/24/15, Strike Price $153.50		EUR	1,500	(13,378)
expiring 07/24/15, Strike Price $154.00		EUR	2,500	(17,838)
expiring 07/24/15, Strike Price $154.00		EUR	5	(3,568)
expiring 07/24/15, Strike Price $154.50		EUR	4,000	(23,189)
expiring 07/24/15, Strike Price $154.50		EUR	22	(12,754)
expiring 07/24/15, Strike Price $155.00		EUR	3,100	(14,170)
expiring 08/21/15, Strike Price $157.50		EUR	1,100	(3,556)
10 Year U.S. Treasury Notes Futures,
expiring 07/10/15, Strike Price $128.00			21	(4,266)
expiring 07/24/15, Strike Price $125.00			15	(5,625)
expiring 07/24/15, Strike Price $126.00			12	(11,063)
expiring 07/24/15, Strike Price $126.50			2,300	(15,812)

SEE NOTES TO FINANCIAL STATEMENTS.

A37

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

	Counterparty	Notional Amount (000)#			Value (Note 2)
OPTIONS WRITTEN* (continued)
Call Options (continued)
expiring 07/24/15, Strike Price $126.50			17		$(11,688)
expiring 07/24/15, Strike Price $127.00			4,500		(22,500)
expiring 07/24/15, Strike Price $127.00			162		(81,000)
expiring 07/24/15, Strike Price $127.50			2,300		(8,266)
expiring 07/24/15, Strike Price $127.50			36		(12,938)
expiring 07/24/15, Strike Price $128.00			8		(2,125)
expiring 07/24/15, Strike Price $129.50			21		(2,297)
expiring 08/21/15, Strike Price $127.00			1,100		(9,281)
expiring 08/21/15, Strike Price $128.00			109		(57,906)
expiring 08/21/15, Strike Price $129.00			27		(9,281)
20 Year U.S. Treasury Bonds Futures,
expiring 07/24/15, Strike Price $151.00			16		(34,500)
expiring 07/24/15, Strike Price $152.00			59		(101,406)
expiring 07/24/15, Strike Price $153.00			30		(40,781)
expiring 07/24/15, Strike Price $154.00			42		(44,625)
expiring 07/24/15, Strike Price $155.00			149		(123,391)
expiring 07/24/15, Strike Price $156.00			8		(5,125)
expiring 08/21/15, Strike Price $154.00			28		(52,938)
Charter Communications, Inc.,
expiring 03/18/16, Strike Price $210.00			—	(r)	(940)
Currency Option EUR vs USD,
expiring 07/15/15, @ FX Rate 1.15	Barclays Capital Group	EUR	1,840		(4,219)
Currency Option USD vs BRL,
expiring 07/01/15, @ FX Rate 2.68	Deutsche Bank AG		240		(33,255)
expiring 03/17/16, @ FX Rate 4.00	Credit Suisse First Boston Corp.		700		(11,248)
Currency Option USD vs ILS,
expiring 07/27/15, @ FX Rate 4.00	Deutsche Bank AG		600		(147)
expiring 07/29/15, @ FX Rate 4.00	Citigroup Global Markets		600		(181)
expiring 08/04/15, @ FX Rate 3.98	Goldman Sachs & Co.		300		(194)
Currency Option USD vs INR,
expiring 07/15/15, @ FX Rate 65.00	JPMorgan Chase		500		(289)
expiring 07/24/15, @ FX Rate 65.50	Goldman Sachs & Co.		900		(672)

	Counterparty	Notional Amount (000)#		Value (Note 2)
OPTIONS WRITTEN* (continued)
Call Options (continued)
expiring 07/30/15, @ FX Rate 65.25	Goldman Sachs & Co.		1,700	$(2,761)
Currency Option USD vs JPY,
expiring 07/28/15, @ FX Rate 123.40	Hong Kong & Shanghai Bank		528	(3,113)
expiring 07/28/15, @ FX Rate 123.55	Citigroup Global Markets		2,172	(11,889)
expiring 07/29/15, @ FX Rate 123.15	Goldman Sachs & Co.		2,900	(19,864)
Euro Futures,
expiring 07/02/15, Strike Price $1.12			875	(3,763)
expiring 07/02/15, Strike Price $1.13			1,250	(1,875)
Euro STOXX 50 Index,
expiring 07/17/15, Strike Price $3,750.00		EUR	3	(29,198)
expiring 08/21/15, Strike Price $3,825.00		EUR	1	(10,295)
Inflation Floor Option, Inflation on the CPI
Urban Consumer NSA,
expiring 06/01/16, Strike Price $3.06	Deutsche Bank AG		400	(181)
Interest Rate Swap Options,
Pay a fixed rate of 2.05%and receive a floating rate based on 3 Month LIBOR, expiring 07/13/15	Citigroup Global Markets		2,500	(339)
Pay a fixed rate of 2.35%and receive a floating rate based on 3 Month LIBOR, expiring 08/03/15	Morgan Stanley		4,600	(25,514)
Pay a fixed rate of 2.37%and receive a floating rate based on 3 Month LIBOR, expiring 08/11/15	Morgan Stanley		1,200	(1,520)
Pay a fixed rate of 2.50%and receive a floating rate based on 3 Month LIBOR, expiring 08/11/15	Morgan Stanley		1,100	(3,163)
Pay a fixed rate of 1.75%and receive a floating rate based on 3 Month LIBOR, expiring 08/20/15	Goldman Sachs & Co.	GBP	600	(1,861)
Pay a fixed rate of 1.90%and receive a floating rate based on 3 Month LIBOR, expiring 09/09/15	JPMorgan Chase	GBP	700	(6,163)
Pay a fixed rate of 2.91%and receive a floating rate based on 3 Month LIBOR, expiring 09/14/15	JPMorgan Chase		3,000	(9,210)

SEE NOTES TO FINANCIAL STATEMENTS.

A38

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

	Counterparty	Notional Amount (000)#		Value (Note 2)
OPTIONS WRITTEN* (continued)
Call Options (continued)
Pay a fixed rate of 2.91%and receive a floating rate based on 3 Month LIBOR, expiring 09/14/15	Morgan Stanley	4,500		$(15,655)
Pay a fixed rate of 2.35%and receive a floating rate based on 3 Month LIBOR, expiring 09/30/15	Deutsche Bank AG	200		(1,912)
Pay a fixed rate of 2.35%and receive a floating rate based on 3 Month LIBOR, expiring 09/30/15	Goldman Sachs & Co.	500		(4,780)
Pay a fixed rate of 0.52%and receive a floating rate based on 3 Month LIBOR, expiring 01/19/16	Morgan Stanley	7,700		(1,964)
Pay a fixed rate of 0.66%and receive a floating rate based on 3 Month LIBOR,expiring 01/19/16	Morgan Stanley	7,700		(4,356)
Japanese Yen Futures,
expiring 07/02/15, Strike Price $0.0081		19		(16,875)
expiring 07/02/15, Strike Price $0.0083		68		(4,050)
expiring 07/02/15, Strike Price $0.0084		135		(4,050)
expiring 08/07/15, Strike Price $0.0083		13		(6,375)
expiring 08/07/15, Strike Price $0.0084		135		(52,650)
OPKO Health, Inc.,
expiring 01/15/16, Strike Price $25.00		27		(10,640)
Orbitz Worldwide, Inc.,
expiring 08/21/15, Strike Price $12.00		12		(116)
Perrigo Co. PLC,
expiring 07/17/15, Strike Price $190.00		—	(r)	(1,280)
expiring 08/21/15, Strike Price $175.00		—	(r)	(3,100)
expiring 08/21/15, Strike Price $180.00		—	(r)	(2,560)
expiring 08/21/15, Strike Price $185.00		—	(r)	(2,180)
expiring 08/21/15, Strike Price $190.00		—	(r)	(3,360)
S&P 500 Index,
expiring 07/17/15, Strike Price $2,160.00		4		(2,255)
expiring 07/17/15, Strike Price $2,170.00		14		(4,760)

	Counterparty	Notional Amount (000)#		Value (Note 2)
OPTIONS WRITTEN* (continued)
Call Options (continued)
expiring 07/17/15, Strike Price $2,175.00			5	$(1,890)
expiring 07/17/15, Strike Price $2,180.00			18	(7,040)
expiring 07/17/15, Strike Price $2,190.00			5	(1,080)

				(1,166,325)

Put Options
5 Year iTraxx.O EU.23,
expiring 08/19/15, Strike Price $0.85	Barclays Capital Group	EUR	400	(1,241)
expiring 08/19/15, Strike Price $0.85	BNP Paribas	EUR	500	(1,551)
expiring 08/19/15, Strike Price $0.85	Credit Suisse First Boston Corp.	EUR	300	(930)
expiring 08/19/15, Strike Price $0.85	Goldman Sachs & Co.	EUR	500	(1,551)
expiring 08/19/15, Strike Price $0.90	Citigroup Global Markets	EUR	900	(2,224)
expiring 08/19/15, Strike Price $0.95	BNP Paribas	EUR	2,100	(4,242)
expiring 08/19/15, Strike Price $0.95	Goldman Sachs & Co.	EUR	2,400	(4,015)
expiring 09/16/15, Strike Price $0.90	Barclays Capital Group	EUR	800	(2,711)
expiring 09/16/15, Strike Price $0.90	Goldman Sachs & Co.	EUR	3,600	(12,198)
expiring 09/16/15, Strike Price $0.90	JPMorgan Chase	EUR	400	(1,355)
5 Year U.S. Treasury Notes Futures,
expiring 07/24/15, Strike Price $118.75			32	(8,000)
10 Year Euro-Bund Futures,
expiring 08/21/15, Strike Price $147.00		EUR	1,100	(4,660)
10 Year U.S. Treasury Notes Futures,
expiring 07/24/15, Strike Price $122.00			8	(375)
expiring 07/24/15, Strike Price $124.50			11	(2,750)
expiring 07/24/15, Strike Price $125.00			2,700	(10,125)
expiring 07/24/15, Strike Price $125.50			1,600	(8,500)
expiring 07/24/15, Strike Price $126.00			6	(4,500)
expiring 07/24/15, Strike Price $126.50			216	(219,375)
expiring 08/21/15, Strike Price $124.00			1,100	(4,469)
20 Year U.S. Treasury Bonds Futures,
expiring 07/24/15, Strike Price $146.00			1	(578)
expiring 07/24/15, Strike Price $147.00			13	(10,359)
expiring 07/24/15, Strike Price $148.00			10	(10,781)

SEE NOTES TO FINANCIAL STATEMENTS.

A39

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

	Counterparty	Notional Amount (000)#		Value (Note 2)
OPTIONS WRITTEN* (continued)
Put Options (continued)
expiring 07/24/15, Strike Price $149.00			5	$(7,109)
British Pound Futures,
expiring 07/02/15, Strike Price $1.47			101	(1,013)
expiring 07/03/15, Strike Price $1.53			9	(89)
expiring 07/03/15, Strike Price $1.54			8	(163)
Currency Option EUR vs USD,
expiring 07/28/15, @ FX Rate 1.10	Deutsche Bank AG	EUR	481	(5,754)
expiring 07/28/15, @ FX Rate 1.10	UBS AG	EUR	1,519	(18,888)
expiring 07/29/15, @ FX Rate 1.11	Barclays Capital Group	EUR	223	(3,340)
expiring 07/29/15, @ FX Rate 1.11	Citigroup Global Markets	EUR	3,677	(55,067)
Currency Option USD vs INR,
expiring 07/15/15, @ FX Rate 61.50	JPMorgan Chase		500	(8)
Currency Option USD vs JPY,
expiring 02/18/16, @ FX Rate 91.00	Barclays Capital Group		1,400	(299)
expiring 02/18/16, @ FX Rate 91.00	Goldman Sachs & Co.		1,700	(363)
expiring 02/18/16, @ FX Rate 91.00	JPMorgan Chase		3,600	(769)
expiring 04/21/16, @ FX Rate 93.00	Citigroup Global Markets		900	(515)
expiring 04/21/16, @ FX Rate 94.75	Barclays Capital Group		1,300	(921)
expiring 05/19/16, @ FX Rate 92.00	Deutsche Bank AG		1,900	(1,245)
expiring 09/08/16, @ FX Rate 93.00	Bank of America		3,500	(5,358)
expiring 09/08/16, @ FX Rate 95.00	Citigroup Global Markets		5,600	(10,535)
expiring 09/08/16, @ FX Rate 96.00	Citigroup Global Markets		1,600	(3,343)
expiring 09/08/16, @ FX Rate 97.00	Barclays Capital Group		2,300	(5,342)
expiring 02/18/19, @ FX Rate 80.00	Bank of America		1,600	(10,077)
expiring 02/28/19, @ FX Rate 80.00	Bank of America		1,500	(9,628)
Euro Futures,
expiring 07/02/15, Strike Price $1.05			250	(13)
expiring 07/02/15, Strike Price $1.08			1,250	(250)
expiring 07/02/15, Strike Price $1.09			1,375	(825)
expiring 07/02/15, Strike Price $1.10			2,000	(3,200)
expiring 07/02/15, Strike Price $1.11			3,375	(13,500)
expiring 07/02/15, Strike Price $1.12			1,125	(9,788)

	Counterparty	Notional Amount (000)#		Value (Note 2)
OPTIONS WRITTEN* (continued)
Put Options (continued)
expiring 07/02/15, Strike Price $1.13			1,125	$(17,888)
expiring 08/07/15, Strike Price $1.09			750	(7,350)
expiring 08/07/15, Strike Price $1.11			1,875	(30,938)
expiring 08/07/15, Strike Price $1.12			2,625	(55,388)
expiring 09/04/15, Strike Price $1.10			1,375	(23,650)
Euro STOXX 50 Index,
expiring 07/17/15, Strike Price $3,200.00		EUR	3	(90,303)
expiring 08/21/15, Strike Price $3,150.00		EUR	1	(35,098)
Inflation Floor Option, Inflation on the CPI
Urban Consumer NSA,
expiring 03/24/20, Strike Price $34.81	JPMorgan Chase		1,900	(20,641)
expiring 04/07/20, Strike Price $216.69	Citigroup Global Markets		2,700	(1,617)
expiring 09/29/20, Strike Price $217.97	Citigroup Global Markets		500	(338)
expiring 09/29/20, Strike Price $217.97	Citigroup Global Markets		300	(203)
expiring 04/22/24, Strike Price $43.27	JPMorgan Chase		800	(2,498)
expiring 05/16/24, Strike Price $4.00	JPMorgan Chase		200	(645)
Inflation Floor Option, Inflation on the Eurostat
Eurozone HICP,
expiring 06/22/35, Strike Price $3.00	Goldman Sachs & Co.	EUR	600	(23,582)
Interest Rate Swap Options,
Receive a fixed rate of 1.95% and pay a floating rate based on 3 Month LIBOR, expiring 07/13/15	Deutsche Bank AG		3,200	(3,138)
Receive a fixed rate of 1.95% and pay a floating rate based on 3 Month LIBOR, expiring 07/13/15	Morgan Stanley		6,000	(5,883)
Receive a fixed rate of 2.40% and pay a floating rate based on 3 Month LIBOR, expiring 07/15/15	Goldman Sachs & Co.		3,000	(31,931)
Receive a fixed rate of 2.75% and pay a floating rate based on 3 Month LIBOR, expiring 08/03/15	Morgan Stanley		4,600	(11,500)
Receive a fixed rate of 2.40% and pay a floating rate based on 3 Month LIBOR, expiring 08/20/15	Goldman Sachs & Co.	GBP	600	(4,273)

SEE NOTES TO FINANCIAL STATEMENTS.

A40

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

	Counterparty	Notional Amount (000)#	Value (Note 2)
OPTIONS WRITTEN* (continued)
Put Options (continued)
Receive a fixed rate of 2.50% and pay a floating rate based on 3 Month LIBOR, expiring 09/21/15	Bank of America	8,000	$(6,836)
Receive a fixed rate of 2.50% and pay a floating rate based on 3 Month LIBOR, expiring 09/21/15	Citigroup Global Markets	5,000	(4,272)
Receive a fixed rate of 2.85% and pay a floating rate based on 3 Month LIBOR, expiring 09/30/15	Deutsche Bank AG	200	(1,204)
Receive a fixed rate of 2.85% and pay a floating rate based on 3 Month LIBOR, expiring 09/30/15	Goldman Sachs & Co.	500	(3,011)
Receive a fixed rate of 2.50% and pay a floating rate based on 3 Month LIBOR, expiring 12/11/17	Morgan Stanley	4,200	(135,059)
Japanese Yen Futures,
expiring 07/02/15, Strike Price $0.0078		135	(675)
expiring 07/02/15, Strike Price $0.0079		68	(338)
expiring 07/02/15, Strike Price $0.0080		34	(338)
expiring 07/02/15, Strike Price $0.0081		9	(700)
expiring 07/03/15, Strike Price $0.0083		33	(39,975)
expiring 08/07/15, Strike Price $0.0079		135	(12,150)
expiring 08/07/15, Strike Price $0.0080		13	(3,750)
S&P 500 Index,
expiring 07/17/15, Strike Price $1,930.00		5	(29,160)
expiring 07/17/15, Strike Price $1,950.00		8	(57,318)
expiring 07/17/15, Strike Price $1,960.00		10	(79,134)
expiring 07/17/15, Strike Price $1,970.00		14	(111,510)
expiring 07/17/15, Strike Price $1,990.00		8	(80,240)

			(1,416,426)

TOTAL OPTIONS WRITTEN (premiums received $3,664,895)			(2,582,751)

Value (Note 2)
TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 100.6% (cost $6,264,222,123)	$7,040,138,555
Liabilities in excess of other assets(x) — (0.6)%	(42,475,337)

NET ASSETS — 100.0%	$6,997,663,218

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $120,370,026; cash collateral of $123,578,430 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2015.

(d)	Represents issuer in default on interest payments. Non-income producing security. Such securities may be post-maturity.

(f)	Indicates a restricted security; the aggregate cost of such securities is $3,706,649. The aggregate value of $2,822,578 is approximately 0.04% of net assets.

(g)	Indicates a security that has been deemed illiquid.

(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(m)	Repurchase agreements are collateralized by Federal Home Loan Mortgage Corp. (coupon rate 4.000%, maturity date 03/01/43) and U.S. Treasury Securities (coupon rates 0.125%-3.750%, maturity dates 4/15/16-11/15/43) with the aggregate value, including accrued interest, of $62,033,505. Repurchase Agreements are subject to contractual netting arrangements. For further detail on individual repurchase agreements and the corresponding counterparty, see the Schedule of Investments.

(n)	Rate shown reflects yield to maturity at purchase date.

(q)	The aggregate value of securities sold short is $187,128,726. Deposit with Credit Suisse First Boston Corp., JPMorgan Chase and BNP Paribas combined with securities segregated as collateral in an amount of $329,506,362, exceeds the value of securities sold short as of June 30, 2015. Securities sold short are subject to contractual netting arrangements.

(r)	Less than $500 par.

(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.

(u)	Represents security, or a portion thereof, segregated as collateral for short contracts. The aggregate value of such securities is $150,515,914.

(v)	Includes an amount of $1,010,786 segregated as collateral for swap agreements.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A41

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Financial futures contracts outstanding at June 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2015	Unrealized Appreciation (Depreciation)(1)
Long Positions:
837	90 Day Euro Dollar	Dec. 2015	$207,983,975	$208,130,513	$146,538
124	90 Day Euro Dollar	Mar. 2016	30,614,338	30,776,800	162,462
499	90 Day Euro Dollar	Jun. 2016	122,826,538	123,596,063	769,525
35	90 Day Euro Dollar	Mar. 2017	8,570,150	8,613,938	43,788
127	5 Year Euro-Bobl	Sep. 2015	18,418,538	18,346,741	(71,797)
23	10 Year Australian Treasury Bonds	Sep. 2015	16,610,502	16,624,648	14,146
520	10 Year Euro-Bund	Sep. 2015	88,604,183	88,117,908	(486,275)
3	10 Year Japanese Bonds	Sep. 2015	3,596,029	3,602,647	6,618
114	10 Year U.K. Gilt	Sep. 2015	20,960,358	20,729,715	(230,643)
437	10 Year U.S. Treasury Notes	Sep. 2015	55,387,115	55,137,110	(250,005)
301	20 Year U.S. Treasury Bonds	Sep. 2015	45,934,875	45,403,969	(530,906)
2	30 Year Euro BUXL	Sep. 2015	353,386	331,423	(21,963)
67	30 Year U.S. Ultra Treasury Bonds	Sep. 2015	10,523,711	10,322,188	(201,523)
14	Amsterdam Index	Jul. 2015	1,474,325	1,473,545	(780)
37	ASX SPI 200 Index	Sep. 2015	3,952,272	3,851,758	(100,514)
13	Australian Dollar Currency	Sep. 2015	985,075	999,050	13,975
1	British Pound Currency	Sep. 2015	95,406	98,281	2,875
38	Canadian Dollar Currency	Sep. 2015	3,051,885	3,039,240	(12,645)
142	DAX Index	Sep. 2015	43,434,539	43,540,910	106,371
2,915	Euro STOXX 50	Sep. 2015	111,634,477	111,662,913	28,436
132	Euro-BTP Italian Government Bond	Sep. 2015	19,102,600	19,161,765	59,165
58	FTSE 100 Index	Sep. 2015	6,047,059	5,918,107	(128,952)
41	FTSE/MIB Index	Sep. 2015	5,058,725	5,158,939	100,214
4	Hang Seng Index	Jul. 2015	703,375	676,097	(27,278)
30	IBEX 35 Index	Jul. 2015	3,627,305	3,603,726	(23,579)
182	Japanese Yen Currency	Sep. 2015	18,289,675	18,615,188	325,513
85	Mini MSCI EAFE Index	Sep. 2015	8,003,175	7,794,500	(208,675)
48	Russell 2000 Mini Index	Sep. 2015	6,049,920	6,001,920	(48,000)
72	S&P 500 E-Mini	Sep. 2015	7,556,580	7,395,840	(160,740)
346	S&P 500 Index	Sep. 2015	180,326,550	177,705,600	(2,620,950)
95	S&P Mid Cap 400 E-Mini	Sep. 2015	14,501,750	14,231,950	(269,800)
10	Swiss Franc Currency	Sep. 2015	1,342,375	1,340,250	(2,125)
705	TOPIX Index	Sep. 2015	95,143,130	93,925,114	(1,218,016)

					(4,835,540)

Short Positions:
451	90 Day Euro Dollar	Sep. 2015	112,295,975	112,338,463	(42,488)
324	90 Day Euro Dollar	Dec. 2015	80,516,871	80,566,651	(49,780)
64	90 Day Euro Dollar	Mar. 2016	15,864,653	15,884,800	(20,147)
240	90 Day Euro Dollar	Jun. 2016	59,419,799	59,445,000	(25,201)
164	90 Day Euro Dollar	Sep. 2016	40,464,304	40,528,500	(64,196)
83	90 Day Euro Dollar	Dec. 2016	20,438,031	20,465,725	(27,694)
91	90 Day Euro Dollar	Mar. 2017	22,377,493	22,396,238	(18,745)
52	90 Day Euro Dollar	Mar. 2018	12,710,519	12,718,550	(8,031)
340	90 Day Sterling	Mar. 2017	65,845,134	65,762,680	82,454
181	90 Day Sterling	Jun. 2017	34,990,574	34,962,742	27,832
105	2 Year U.S. Treasury Notes	Sep. 2015	22,936,156	22,988,438	(52,282)
271	5 Year U.S. Treasury Notes	Sep. 2015	32,284,926	32,318,867	(33,941)
80	10 Year Australian Treasury Bonds	Sep. 2015	58,308,583	58,381,390	(72,807)
225	10 Year Canadian Government Bonds	Sep. 2015	25,014,120	25,220,176	(206,056)
292	10 Year Euro-Bund	Sep. 2015	49,864,359	49,481,594	382,765
20	10 Year Japanese Bonds	Sep. 2015	23,990,440	24,017,649	(27,209)
3	10 Year Mini Japanese Government Bonds	Sep. 2015	359,578	360,191	(613)
68	10 Year U.K. Gilt	Sep. 2015	12,447,038	12,365,093	81,945
476	10 Year U.S. Treasury Notes	Sep. 2015	60,149,004	60,057,812	91,192
152	20 Year U.S. Treasury Bonds	Sep. 2015	23,002,141	22,928,250	73,891
62	CAC40 10 Euro	Jul. 2015	3,463,745	3,308,468	155,277
7	DAX Index	Sep. 2015	2,153,629	2,146,383	7,246
81	Euro Currency	Sep. 2015	11,291,530	11,295,450	(3,920)

SEE NOTES TO FINANCIAL STATEMENTS.

A42

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Financial futures contracts outstanding at June 30, 2015 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2015	Unrealized Appreciation (Depreciation)(1)
Short Positions (continued)
48	Euro STOXX 50	Sep. 2015	$1,850,699	$1,838,703	$11,996
90	FTSE 100 Index	Sep. 2015	9,369,854	9,183,269	186,585
12	Hang Seng Index	Jul. 2015	2,105,082	2,028,291	76,791
74	S&P 500 E-Mini	Sep. 2015	7,758,524	7,601,280	157,244
19	S&P/TSX 60 Index	Sep. 2015	2,609,319	2,567,510	41,809
2	TOPIX Index	Sep. 2015	273,105	266,454	6,651

					730,568

					$(4,104,972)

Commodity futures contracts outstanding at June 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2015	Unrealized Appreciation (Depreciation)(1)
Long Positions:
332	Brent Crude	Sep. 2015	$22,416,301	$21,294,480	$(1,121,821)
86	Coffee ’C’	Sep. 2015	4,440,544	4,269,900	(170,644)
116	Copper	Sep. 2015	7,853,300	7,583,500	(269,800)
88	Copper	Dec. 2015	6,131,191	5,769,500	(361,691)
710	Corn	Sep. 2015	13,072,811	14,981,000	1,908,189
64	Cotton No. 2	Dec. 2015	2,084,170	2,173,120	88,950
68	Gasoline RBOB	Sep. 2015	5,703,857	5,711,143	7,286
74	Gasoline RBOB	Oct. 2015	5,652,053	5,657,803	5,750
255	Gold 100 OZ	Aug. 2015	30,435,376	29,880,900	(554,476)
80	Hard Red Winter Wheat	Sep. 2015	2,244,956	2,441,000	196,044
65	Lean Hogs	Aug. 2015	2,071,130	1,933,750	(137,380)
15	Lean Hogs	Oct. 2015	405,883	396,000	(9,883)
53	Live Cattle	Aug. 2015	3,161,059	3,139,190	(21,869)
11	Live Cattle	Apr. 2016	671,033	665,610	(5,423)
62	LME Copper	Sep. 2015	9,355,025	8,933,038	(421,987)
25	LME Nickel	Jul. 2015	1,882,155	1,790,925	(91,230)
34	LME Nickel	Sep. 2015	2,710,845	2,442,186	(268,659)
25	LME Nickel	Dec. 2015	1,885,494	1,802,700	(82,794)
115	LME PRI Aluminum	Jul. 2015	5,096,881	4,768,187	(328,694)
127	LME PRI Aluminum	Sep. 2015	5,578,720	5,349,081	(229,639)
137	LME PRI Aluminum	Dec. 2015	6,432,562	5,858,463	(574,099)
93	LME PRI Aluminum	Mar. 2016	4,075,061	3,976,913	(98,148)
50	LME Zinc	Jul. 2015	2,738,375	2,489,687	(248,688)
60	LME Zinc	Sep. 2015	3,216,446	2,997,750	(218,696)
17	LME Zinc	Dec. 2015	914,985	852,550	(62,435)
11	LME Zinc	Mar. 2016	594,204	553,644	(40,560)
13	Low Sulphur Gas Oil	Aug. 2015	766,175	748,800	(17,375)
23	Natural Gas	Aug. 2015	643,770	651,360	7,590
741	Natural Gas	Sep. 2015	21,089,306	21,059,220	(30,086)
35	Natural Gas	Oct. 2015	1,054,270	1,004,150	(50,120)
204	No. 2 Soft Red Winter Wheat	Sep. 2015	5,261,952	6,280,650	1,018,698
8	NY Harbor ULSD	Aug. 2015	632,721	635,006	2,285
113	NY Harbor ULSD	Sep. 2015	9,276,793	9,037,808	(238,985)
153	Silver	Sep. 2015	12,249,490	11,919,465	(330,025)
164	Soybean	Nov. 2015	7,549,871	8,505,450	955,579
20	Soybean	Mar. 2016	975,762	1,033,000	57,238
117	Soybean Meal	Dec. 2015	3,530,497	4,041,180	510,683
202	Soybean Oil	Dec. 2015	4,032,230	4,129,284	97,054
66	Soybean Oil	Jan. 2016	1,360,428	1,354,320	(6,108)
538	Sugar #11 (World)	Oct. 2015	7,637,748	7,513,923	(123,825)
284	WTI Crude	Sep. 2015	17,217,065	16,991,720	(225,345)
84	WTI Crude	Dec. 2015	5,184,420	5,105,520	(78,900)

					(1,564,039)

SEE NOTES TO FINANCIAL STATEMENTS.

A43

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Commodity futures contracts outstanding at June 30, 2015 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2015	Unrealized Appreciation (Depreciation)(1)
Short Positions:
25	LME Nickel	Jul. 2015	$2,003,157	$1,790,925	$212,232
1	LME Nickel	Dec. 2015	77,928	72,108	5,820
115	LME PRI Aluminum	Jul. 2015	4,979,589	4,768,187	211,402
137	LME PRI Aluminum	Dec. 2015	6,214,825	5,858,463	356,362
50	LME Zinc	Jul. 2015	2,661,609	2,489,687	171,922
17	LME Zinc	Dec. 2015	918,095	852,550	65,545
16	WTI Crude	Aug. 2015	955,310	951,520	3,790

					1,027,073

					$(536,966)

(1)	Cash of $9,663,456 has been segregated with Goldman Sachs & Co. and U.S. Treasury Obligations with a market value of $31,099,384, $17,200,000 and $8,888,804 have been segregated with Goldman Sachs & Co., Credit Suisse First Boston Corp., and Morgan Stanley respectively to cover requirement for open contracts at June 30, 2015. In addition, cash and cash equivalents have been earmarked to cover the notional amount of commodity futures contracts as of June 30, 2015.

SEE NOTES TO FINANCIAL STATEMENTS.

A44

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2015:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 07/02/15	Goldman Sachs & Co.	AUD	572	$436,352	$441,274	$4,922
Expiring 07/02/15	UBS AG	AUD	6,555	5,050,445	5,056,662	6,217
Expiring 09/16/15	Barclays Capital Group	AUD	47,750	36,548,412	36,681,994	133,582
Expiring 09/16/15	Barclays Capital Group	AUD	17,432	13,342,756	13,391,523	48,767
Expiring 09/16/15	Barclays Capital Group	AUD	922	700,212	708,249	8,037
Expiring 09/16/15	Morgan Stanley	AUD	37,216	28,718,570	28,589,928	(128,642)
Expiring 09/16/15	Morgan Stanley	AUD	21,035	16,232,475	16,159,763	(72,712)
Brazilian Real,
Expiring 07/02/15	BNP Paribas	BRL	2,921	941,044	938,795	(2,249)
Expiring 07/02/15	Citigroup Global Markets	BRL	19,200	6,131,247	6,170,783	39,536
Expiring 07/02/15	Deutsche Bank AG	BRL	26,024	8,420,900	8,363,830	(57,070)
Expiring 07/02/15	Deutsche Bank AG	BRL	19,418	6,283,534	6,240,950	(42,584)
Expiring 07/02/15	Goldman Sachs & Co.	BRL	1,137	359,000	365,289	6,289
Expiring 07/02/15	Goldman Sachs & Co.	BRL	943	300,000	302,995	2,995
Expiring 07/02/15	Goldman Sachs & Co.	BRL	440	140,000	141,465	1,465
Expiring 07/02/15	Hong Kong & Shanghai Bank	BRL	162	52,727	51,955	(772)
Expiring 07/02/15	Morgan Stanley	BRL	697	221,000	223,881	2,881
Expiring 07/02/15	Morgan Stanley	BRL	473	150,000	152,052	2,052
Expiring 07/16/15	Bank of America	BRL	7,145	2,274,984	2,284,372	9,388
Expiring 07/16/15	Bank of America	BRL	5,723	1,777,329	1,829,725	52,396
Expiring 07/16/15	Bank of America	BRL	1,937	601,441	619,306	17,865
Expiring 07/16/15	Barclays Capital Group	BRL	1,298	419,457	414,925	(4,532)
Expiring 07/16/15	Citigroup Global Markets	BRL	4,607	1,450,110	1,472,923	22,813
Expiring 07/16/15	Citigroup Global Markets	BRL	3,199	1,012,801	1,022,802	10,001
Expiring 07/16/15	Citigroup Global Markets	BRL	1,264	392,159	404,071	11,912
Expiring 08/04/15	BNP Paribas	BRL	2,914	928,410	925,165	(3,245)
Expiring 10/02/15	JPMorgan Chase	BRL	3,500	1,065,644	1,087,901	22,257
Expiring 10/02/15	JPMorgan Chase	BRL	2,300	700,280	714,906	14,626
British Pound,
Expiring 07/02/15	JPMorgan Chase	GBP	23,154	36,444,396	36,379,977	(64,419)
Expiring 07/02/15	JPMorgan Chase	GBP	127	195,760	199,545	3,785
Expiring 07/16/15	Bank of America	GBP	570	897,297	895,505	(1,792)
Expiring 09/16/15	Barclays Capital Group	GBP	6,250	9,744,820	9,814,209	69,389
Expiring 09/16/15	Morgan Stanley	GBP	5,050	7,923,543	7,930,277	6,734
Expiring 09/16/15	Morgan Stanley	GBP	4,504	6,854,043	7,072,459	218,416
Expiring 09/16/15	Morgan Stanley	GBP	1,691	2,673,317	2,655,939	(17,378)
Expiring 09/16/15	Morgan Stanley	GBP	283	436,562	443,688	7,126
Expiring 09/16/15	Morgan Stanley	GBP	250	396,677	392,852	(3,825)
Expiring 09/16/15	Morgan Stanley	GBP	152	238,194	239,324	1,130
Expiring 09/16/15	Morgan Stanley	GBP	147	232,850	231,220	(1,630)
Expiring 09/16/15	Morgan Stanley	GBP	99	155,643	155,751	108
Expiring 09/16/15	Morgan Stanley	GBP	64	99,228	101,179	1,951
Expiring 09/16/15	Morgan Stanley	GBP	15	22,672	23,303	631
Canadian Dollar,
Expiring 07/02/15	Citigroup Global Markets	CAD	9,585	7,767,423	7,673,923	(93,500)
Expiring 07/02/15	Citigroup Global Markets	CAD	3,845	3,080,269	3,078,376	(1,893)
Expiring 09/16/15	Barclays Capital Group	CAD	5,831	4,720,977	4,663,574	(57,403)
Expiring 09/16/15	Barclays Capital Group	CAD	4,665	3,776,552	3,730,632	(45,920)
Expiring 09/16/15	Credit Suisse First Boston Corp.	CAD	103	82,779	82,649	(130)
Expiring 09/16/15	Credit Suisse First Boston Corp.	CAD	85	67,648	67,632	(16)
Expiring 09/16/15	Credit Suisse First Boston Corp.	CAD	79	63,561	63,536	(25)
Expiring 09/16/15	Credit Suisse First Boston Corp.	CAD	31	24,786	24,750	(36)
Expiring 09/16/15	Morgan Stanley	CAD	4,803	3,851,159	3,841,065	(10,094)
Expiring 09/16/15	Morgan Stanley	CAD	1,481	1,197,014	1,184,103	(12,911)
Expiring 09/16/15	Morgan Stanley	CAD	819	668,044	654,875	(13,169)
Expiring 09/16/15	UBS AG	CAD	4,400	3,557,102	3,519,077	(38,025)
Chinese Yuan,
Expiring 07/16/15	Bank of America	CNY	18,540	2,954,276	2,986,264	31,988
Expiring 07/16/15	Citigroup Global Markets	CNY	40	6,374	6,443	69

SEE NOTES TO FINANCIAL STATEMENTS.

A45

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2015 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Chinese Yuan (continued),
Expiring 09/08/15	Barclays Capital Group	CNY	1,596	$260,000	$256,200	$(3,800)
Expiring 09/08/15	Citigroup Global Markets	CNY	3,448	571,428	553,310	(18,118)
Expiring 09/08/15	Citigroup Global Markets	CNY	1,530	252,893	245,544	(7,349)
Expiring 09/08/15	Citigroup Global Markets	CNY	1,090	177,000	174,981	(2,019)
Expiring 09/08/15	Morgan Stanley	CNY	738	120,000	118,439	(1,561)
Expiring 09/08/15	Morgan Stanley	CNY	554	90,000	88,901	(1,099)
Expiring 09/15/15	Bank of America	CNY	15,997	2,562,481	2,565,912	3,431
Expiring 09/15/15	Bank of America	CNY	7,927	1,269,573	1,271,477	1,904
Colombian Peso,
Expiring 07/16/15	Bank of America	COP	1,487,820	586,911	570,077	(16,834)
Euro,
Expiring 07/02/15	Citigroup Global Markets	EUR	4,738	5,319,383	5,282,314	(37,069)
Expiring 07/02/15	Citigroup Global Markets	EUR	3,005	3,411,045	3,350,223	(60,822)
Expiring 07/02/15	Citigroup Global Markets	EUR	2,141	2,347,687	2,386,964	39,277
Expiring 07/02/15	Citigroup Global Markets	EUR	954	1,082,907	1,063,598	(19,309)
Expiring 07/02/15	Citigroup Global Markets	EUR	198	223,084	220,747	(2,337)
Expiring 07/02/15	Citigroup Global Markets	EUR	156	175,142	173,921	(1,221)
Expiring 07/02/15	Goldman Sachs & Co.	EUR	939	1,062,093	1,046,874	(15,219)
Expiring 07/02/15	Hong Kong & Shanghai Bank	EUR	11,780	13,129,930	13,133,714	3,784
Expiring 07/02/15	JPMorgan Chase	EUR	6,499	7,078,305	7,245,623	167,318
Expiring 07/02/15	JPMorgan Chase	EUR	773	841,903	861,804	19,901
Expiring 07/02/15	JPMorgan Chase	EUR	651	730,768	725,788	(4,980)
Expiring 07/02/15	JPMorgan Chase	EUR	85	96,527	94,765	(1,762)
Expiring 07/02/15	Morgan Stanley	EUR	87,987	98,463,196	98,094,781	(368,415)
Expiring 07/02/15	UBS AG	EUR	287	322,234	319,971	(2,263)
Expiring 07/02/15	UBS AG	EUR	209	235,158	233,010	(2,148)
Expiring 07/02/15	UBS AG	EUR	207	226,315	230,781	4,466
Expiring 07/16/15	Bank of America	EUR	137	146,603	152,879	6,276
Expiring 08/04/15	Goldman Sachs & Co.	EUR	1,682	1,886,198	1,876,093	(10,105)
Expiring 08/04/15	Hong Kong & Shanghai Bank	EUR	2,448	2,729,622	2,730,485	863
Expiring 08/13/15	Bank of America	EUR	1,540	1,735,951	1,717,935	(18,016)
Expiring 08/13/15	Bank of America	EUR	610	685,716	680,480	(5,236)
Expiring 08/13/15	Citigroup Global Markets	EUR	840	953,726	936,828	(16,898)
Expiring 09/16/15	Barclays Capital Group	EUR	35,698	40,221,141	39,842,699	(378,442)
Expiring 09/16/15	Barclays Capital Group	EUR	33,043	37,229,977	36,879,679	(350,298)
Expiring 09/16/15	Barclays Capital Group	EUR	6,375	7,109,940	7,115,351	5,411
Expiring 09/16/15	Barclays Capital Group	EUR	6,110	6,893,071	6,818,791	(74,280)
Expiring 09/16/15	Barclays Capital Group	EUR	6,015	6,708,328	6,713,434	5,106
Expiring 09/16/15	Barclays Capital Group	EUR	3,449	3,891,011	3,849,081	(41,930)
Expiring 09/16/15	Morgan Stanley	EUR	11,856	13,405,295	13,232,252	(173,043)
Expiring 09/16/15	Morgan Stanley	EUR	6,185	6,993,042	6,902,772	(90,270)
Expiring 09/16/15	Morgan Stanley	EUR	3,806	4,302,468	4,247,734	(54,734)
Expiring 09/16/15	Morgan Stanley	EUR	2,042	2,308,059	2,278,697	(29,362)
Expiring 09/16/15	Morgan Stanley	EUR	1,567	1,767,907	1,748,683	(19,224)
Expiring 11/09/15	Royal Bank of Scotland Group PLC	EUR	35	43,167	38,634	(4,533)
Expiring 04/05/16	Credit Suisse First Boston Corp.	EUR	3	2,864	2,943	79
Expiring 04/05/17	Credit Suisse First Boston Corp.	EUR	3	2,920	2,985	65
Indian Rupee,
Expiring 07/15/15	Bank of America	INR	86,685	1,348,636	1,357,023	8,387
Expiring 07/16/15	Barclays Capital Group	INR	503,460	7,952,926	7,879,859	(73,067)
Expiring 07/16/15	Barclays Capital Group	INR	88,173	1,368,084	1,380,032	11,948
Expiring 07/16/15	Barclays Capital Group	INR	6,527	102,392	102,156	(236)
Expiring 07/16/15	Citigroup Global Markets	INR	21,520	340,009	336,819	(3,190)
Expiring 07/16/15	Citigroup Global Markets	INR	10,511	163,583	164,512	929
Expiring 07/24/15	Barclays Capital Group	INR	132,464	2,087,518	2,069,806	(17,712)
Expiring 07/24/15	Barclays Capital Group	INR	7,064	110,000	110,382	382
Expiring 07/24/15	JPMorgan Chase	INR	115,583	1,797,000	1,806,041	9,041
Expiring 07/24/15	JPMorgan Chase	INR	105,694	1,638,790	1,651,517	12,727

SEE NOTES TO FINANCIAL STATEMENTS.

A46

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2015 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Indian Rupee (continued),
Expiring 08/14/15	Citigroup Global Markets	INR	169,708	$2,654,588	$2,640,699	$(13,889)
Expiring 08/24/15	Citigroup Global Markets	INR	42,062	648,811	653,223	4,412
Expiring 08/24/15	Goldman Sachs & Co.	INR	65,536	1,009,484	1,017,760	8,276
Japanese Yen,
Expiring 07/02/15	BNP Paribas	JPY	1,774,436	14,316,757	14,499,171	182,414
Expiring 07/02/15	Goldman Sachs & Co.	JPY	923,100	7,467,371	7,542,782	75,411
Expiring 07/02/15	JPMorgan Chase	JPY	49,100	395,318	401,203	5,885
Expiring 07/02/15	UBS AG	JPY	401,700	3,258,912	3,282,348	23,436
Expiring 07/16/15	Bank of America	JPY	146,460	1,228,322	1,196,957	(31,365)
Expiring 09/16/15	Barclays Capital Group	JPY	3,843,136	30,842,175	31,435,246	593,071
Expiring 09/16/15	Barclays Capital Group	JPY	2,864,634	22,989,441	23,431,510	442,069
Expiring 09/16/15	Barclays Capital Group	JPY	977,058	7,921,023	7,991,929	70,906
Expiring 09/16/15	Barclays Capital Group	JPY	158,386	1,284,035	1,295,529	11,494
Expiring 09/16/15	Morgan Stanley	JPY	6,428,547	51,693,689	52,582,830	889,141
Expiring 09/16/15	Morgan Stanley	JPY	1,324,249	10,648,645	10,831,804	183,159
Expiring 09/16/15	Morgan Stanley	JPY	80,387	643,140	657,530	14,390
Expiring 09/16/15	UBS AG	JPY	150,000	1,177,533	1,226,939	49,406
Malaysian Ringgit,
Expiring 07/16/15	Bank of America	MYR	5,248	1,448,523	1,389,050	(59,473)
Expiring 07/16/15	Citigroup Global Markets	MYR	770	210,371	203,805	(6,566)
Mexican Peso,
Expiring 07/07/15	BNP Paribas	MXN	23,681	1,527,128	1,505,878	(21,250)
Expiring 07/07/15	BNP Paribas	MXN	21,450	1,416,000	1,364,015	(51,985)
Expiring 07/07/15	Citigroup Global Markets	MXN	8,175	530,348	519,845	(10,503)
Expiring 07/07/15	Citigroup Global Markets	MXN	3,004	199,430	191,023	(8,407)
Expiring 07/07/15	Deutsche Bank AG	MXN	17,737	1,165,000	1,127,860	(37,140)
Expiring 07/07/15	Deutsche Bank AG	MXN	8,355	551,000	531,304	(19,696)
Expiring 07/07/15	Hong Kong & Shanghai Bank	MXN	12,923	856,000	821,755	(34,245)
Expiring 07/07/15	Hong Kong & Shanghai Bank	MXN	4,300	281,000	273,450	(7,550)
Expiring 07/07/15	UBS AG	MXN	9,514	630,000	604,968	(25,032)
Expiring 07/07/15	UBS AG	MXN	6,858	444,669	436,098	(8,571)
Expiring 07/16/15	Bank of America	MXN	21,795	1,413,115	1,384,993	(28,122)
Expiring 07/16/15	Bank of America	MXN	6,185	403,418	393,042	(10,376)
Expiring 07/16/15	Barclays Capital Group	MXN	20,243	1,320,657	1,286,396	(34,261)
Expiring 07/16/15	Barclays Capital Group	MXN	14,518	941,553	922,566	(18,987)
Expiring 07/16/15	Charles Schwab	MXN	10,279	671,313	653,181	(18,132)
Expiring 09/15/15	Bank of America	MXN	19,688	1,263,324	1,245,713	(17,611)
New Zealand Dollar,
Expiring 09/16/15	Barclays Capital Group	NZD	4,364	2,961,668	2,937,436	(24,232)
Expiring 09/16/15	Morgan Stanley	NZD	52,368	36,980,515	35,247,736	(1,732,779)
Expiring 09/16/15	Morgan Stanley	NZD	12,896	9,044,591	8,680,183	(364,408)
Expiring 09/16/15	Morgan Stanley	NZD	12,456	8,795,806	8,383,665	(412,141)
Expiring 09/16/15	Morgan Stanley	NZD	4,077	2,825,074	2,744,039	(81,035)
Expiring 09/16/15	Morgan Stanley	NZD	3,826	2,651,390	2,575,337	(76,053)
Expiring 09/16/15	Morgan Stanley	NZD	1,684	1,203,823	1,133,100	(70,723)
Norwegian Krone,
Expiring 09/16/15	Barclays Capital Group	NOK	419,873	53,149,198	53,453,102	303,904
Expiring 09/16/15	Barclays Capital Group	NOK	290,614	36,786,989	36,997,335	210,346
Expiring 09/16/15	Barclays Capital Group	NOK	44,370	5,739,778	5,648,653	(91,125)
Expiring 09/16/15	Barclays Capital Group	NOK	26,516	3,430,122	3,375,665	(54,457)
Expiring 09/16/15	Morgan Stanley	NOK	40,308	5,171,287	5,131,464	(39,823)
Expiring 09/16/15	Morgan Stanley	NOK	21,993	2,821,565	2,799,836	(21,729)
Expiring 09/16/15	Morgan Stanley	NOK	19,056	2,391,966	2,425,966	34,000
Expiring 04/27/16	Royal Bank of Scotland Group PLC	NOK	2,551	406,761	323,933	(82,828)
Polish Zloty,
Expiring 07/30/15	JPMorgan Chase	PLN	2,269	604,191	602,928	(1,263)
Expiring 08/13/15	Bank of America	PLN	2,238	621,810	594,371	(27,439)

SEE NOTES TO FINANCIAL STATEMENTS.

A47

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2015 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Russian Ruble,
Expiring 07/06/15	Morgan Stanley	RUB	217,402	$3,986,828	$3,929,858	$(56,970)
Expiring 07/16/15	Bank of America	RUB	37,127	716,737	668,397	(48,340)
Expiring 07/16/15	Citigroup Global Markets	RUB	40,800	724,818	734,522	9,704
Singapore Dollar,
Expiring 09/16/15	Barclays Capital Group	SGD	19,140	14,176,476	14,194,861	18,385
Expiring 09/16/15	Barclays Capital Group	SGD	10,487	7,783,399	7,777,364	(6,035)
Expiring 09/16/15	Barclays Capital Group	SGD	7,720	5,713,866	5,725,776	11,910
Expiring 09/16/15	Morgan Stanley	SGD	13,064	9,575,544	9,689,066	113,522
Expiring 09/16/15	Morgan Stanley	SGD	7,581	5,593,295	5,622,372	29,077
Expiring 09/16/15	Morgan Stanley	SGD	4,249	3,144,175	3,151,355	7,180
Expiring 09/16/15	Morgan Stanley	SGD	1,681	1,245,447	1,246,750	1,303
Expiring 09/16/15	Morgan Stanley	SGD	509	380,296	377,169	(3,127)
Expiring 09/16/15	Morgan Stanley	SGD	190	140,725	140,746	21
Expiring 09/16/15	Morgan Stanley	SGD	10	7,125	7,117	(8)
South African Rand,
Expiring 07/16/15	Bank of America	ZAR	20,761	1,708,184	1,701,488	(6,696)
Expiring 07/16/15	Citigroup Global Markets	ZAR	25,163	2,046,628	2,062,222	15,594
South Korean Won,
Expiring 07/16/15	Barclays Capital Group	KRW	1,484,060	1,351,849	1,329,950	(21,899)
Swedish Krona,
Expiring 08/12/15	Hong Kong & Shanghai Bank	SEK	40,245	4,806,566	4,859,169	52,603
Expiring 09/16/15	Barclays Capital Group	SEK	33,236	4,068,200	4,015,974	(52,226)
Expiring 09/16/15	Barclays Capital Group	SEK	14,441	1,767,578	1,744,886	(22,692)
Expiring 09/16/15	Morgan Stanley	SEK	374,185	45,485,216	45,213,198	(272,018)
Expiring 09/16/15	Morgan Stanley	SEK	157,070	19,093,166	18,978,982	(114,184)
Expiring 09/16/15	Morgan Stanley	SEK	11,575	1,376,470	1,398,567	22,097
Expiring 09/16/15	Morgan Stanley	SEK	9,416	1,154,502	1,137,719	(16,783)
Swiss Franc,
Expiring 09/16/15	Morgan Stanley	CHF	9,551	10,292,697	10,246,876	(45,821)
Expiring 09/16/15	Morgan Stanley	CHF	1,752	1,887,520	1,879,117	(8,403)

				$1,026,612,096	$1,024,236,564	(2,375,532)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 07/02/15	Citigroup Global Markets	AUD	233	$177,631	$179,749	$(2,118)
Expiring 07/02/15	Goldman Sachs & Co.	AUD	7,127	5,509,332	5,497,936	11,396
Expiring 08/04/15	UBS AG	AUD	6,555	5,041,452	5,046,841	(5,389)
Expiring 09/16/15	Barclays Capital Group	AUD	9,804	7,552,289	7,531,334	20,955
Expiring 09/16/15	Barclays Capital Group	AUD	8,306	6,415,018	6,381,025	33,993
Expiring 09/16/15	Barclays Capital Group	AUD	7,999	6,177,053	6,145,276	31,777
Expiring 09/16/15	Barclays Capital Group	AUD	6,435	4,887,221	4,943,317	(56,096)
Expiring 09/16/15	Barclays Capital Group	AUD	4,663	3,592,298	3,582,331	9,967
Expiring 09/16/15	Barclays Capital Group	AUD	4,233	3,269,476	3,252,151	17,325
Expiring 09/16/15	Barclays Capital Group	AUD	3,048	2,353,311	2,341,205	12,106
Expiring 09/16/15	Morgan Stanley	AUD	4,319	3,321,678	3,318,187	3,491
Expiring 09/16/15	Morgan Stanley	AUD	2,582	1,985,236	1,983,149	2,087
Expiring 09/16/15	Morgan Stanley	AUD	1,480	1,138,403	1,137,133	1,270
Expiring 09/16/15	Morgan Stanley	AUD	977	750,662	750,138	524
Expiring 09/16/15	Morgan Stanley	AUD	648	497,983	497,635	348
Expiring 09/16/15	UBS AG	AUD	2,800	2,144,926	2,151,009	(6,083)
Brazilian Real,
Expiring 07/02/15	BNP Paribas	BRL	18,856	7,483,080	6,060,180	1,422,900
Expiring 07/02/15	BNP Paribas	BRL	2,914	938,878	936,634	2,244
Expiring 07/02/15	BNP Paribas	BRL	942	296,000	302,811	(6,811)
Expiring 07/02/15	BNP Paribas	BRL	396	130,000	127,385	2,615
Expiring 07/02/15	BNP Paribas	BRL	344	136,578	110,602	25,976

SEE NOTES TO FINANCIAL STATEMENTS.

A48

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2015 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real (continued),
Expiring 07/02/15	Citigroup Global Markets	BRL	575	$186,000	$184,898	$1,102
Expiring 07/02/15	Credit Suisse First Boston Corp.	BRL	3,609	1,322,171	1,159,871	162,300
Expiring 07/02/15	Credit Suisse First Boston Corp.	BRL	3,455	1,265,730	1,110,359	155,371
Expiring 07/02/15	Deutsche Bank AG	BRL	24,394	8,991,333	7,839,943	1,151,390
Expiring 07/02/15	Deutsche Bank AG	BRL	11,543	4,254,591	3,709,767	544,824
Expiring 07/02/15	Deutsche Bank AG	BRL	1,876	610,000	602,857	7,143
Expiring 07/02/15	Deutsche Bank AG	BRL	1,683	547,000	540,964	6,036
Expiring 07/02/15	Deutsche Bank AG	BRL	796	260,000	255,919	4,081
Expiring 07/02/15	Deutsche Bank AG	BRL	31	10,000	9,804	196
Expiring 07/16/15	Barclays Capital Group	BRL	15,902	4,952,261	5,084,004	(131,743)
Expiring 07/16/15	Barclays Capital Group	BRL	3,402	1,080,373	1,087,525	(7,152)
Expiring 08/04/15	BNP Paribas	BRL	2,921	930,551	927,299	3,252
Expiring 09/15/15	Citigroup Global Markets	BRL	9,081	2,835,168	2,839,171	(4,003)
Expiring 10/02/15	BNP Paribas	BRL	3,600	1,129,944	1,118,984	10,960
Expiring 10/02/15	Goldman Sachs & Co.	BRL	19,100	7,211,085	5,936,828	1,274,257
Expiring 10/02/15	JPMorgan Chase	BRL	3,300	1,079,307	1,025,729	53,578
Expiring 10/02/15	UBS AG	BRL	8,500	3,297,513	2,642,043	655,470
Expiring 01/05/16	Citigroup Global Markets	BRL	1,348	403,699	405,963	(2,264)
Expiring 01/05/16	Citigroup Global Markets	BRL	268	80,437	80,716	(279)
Expiring 01/05/16	JPMorgan Chase	BRL	32,600	10,943,637	9,814,630	1,129,007
Expiring 01/05/16	JPMorgan Chase	BRL	5,200	1,814,059	1,565,524	248,535
Expiring 04/01/16	Citigroup Global Markets	BRL	11,544	3,469,944	3,380,737	89,207
Expiring 04/04/16	Citigroup Global Markets	BRL	19,200	5,668,733	5,617,662	51,071
Expiring 04/04/16	JPMorgan Chase	BRL	4,768	1,430,000	1,394,942	35,058
Expiring 04/04/16	JPMorgan Chase	BRL	2,231	700,000	652,629	47,371
British Pound,
Expiring 07/02/15	Hong Kong & Shanghai Bank	GBP	22,932	35,232,725	36,031,167	(798,442)
Expiring 07/02/15	JPMorgan Chase	GBP	222	338,135	348,811	(10,676)
Expiring 07/02/15	JPMorgan Chase	GBP	145	220,629	227,826	(7,197)
Expiring 07/16/15	Bank of America	GBP	936	1,382,984	1,469,845	(86,861)
Expiring 08/04/15	Citigroup Global Markets	GBP	483	760,806	758,720	2,086
Expiring 08/04/15	JPMorgan Chase	GBP	23,154	36,435,577	36,371,434	64,143
Expiring 08/04/15	JPMorgan Chase	GBP	5,654	8,897,242	8,881,579	15,663
Expiring 09/16/15	Barclays Capital Group	GBP	23,550	36,061,122	36,981,393	(920,271)
Expiring 09/16/15	Barclays Capital Group	GBP	18,731	28,681,496	29,413,440	(731,944)
Expiring 09/16/15	Morgan Stanley	GBP	32,152	49,557,041	50,489,725	(932,684)
Expiring 09/16/15	Morgan Stanley	GBP	3,744	5,797,477	5,879,449	(81,972)
Expiring 09/16/15	Morgan Stanley	GBP	3,312	5,104,988	5,201,066	(96,078)
Expiring 09/16/15	Morgan Stanley	GBP	1,881	2,897,366	2,954,334	(56,968)
Expiring 09/16/15	Morgan Stanley	GBP	389	613,899	611,565	2,334
Expiring 09/16/15	Morgan Stanley	GBP	294	447,114	461,362	(14,248)
Canadian Dollar,
Expiring 07/02/15	Goldman Sachs & Co.	CAD	13,430	10,811,159	10,752,299	58,860
Expiring 08/04/15	Citigroup Global Markets	CAD	9,585	7,763,742	7,670,362	93,380
Expiring 09/16/15	Barclays Capital Group	CAD	53,130	42,380,125	42,493,064	(112,939)
Expiring 09/16/15	Barclays Capital Group	CAD	9,903	7,899,596	7,920,648	(21,052)
Expiring 09/16/15	Barclays Capital Group	CAD	5,671	4,583,391	4,535,895	47,496
Expiring 09/16/15	Barclays Capital Group	CAD	5,623	4,511,830	4,496,808	15,022
Expiring 09/16/15	Barclays Capital Group	CAD	5,503	4,412,517	4,401,453	11,064
Expiring 09/16/15	Barclays Capital Group	CAD	3,458	2,794,444	2,765,486	28,958
Expiring 09/16/15	Barclays Capital Group	CAD	1,640	1,315,688	1,311,307	4,381
Expiring 09/16/15	Citigroup Global Markets	CAD	491	392,149	392,336	(187)
Expiring 09/16/15	Credit Suisse First Boston Corp.	CAD	1,100	879,156	879,769	(613)
Expiring 09/16/15	Credit Suisse First Boston Corp.	CAD	491	392,148	392,335	(187)
Expiring 09/16/15	Credit Suisse First Boston Corp.	CAD	297	236,841	237,122	(281)
Expiring 09/16/15	Credit Suisse First Boston Corp.	CAD	297	236,842	237,123	(281)
Expiring 09/16/15	Credit Suisse First Boston Corp.	CAD	199	161,768	159,223	2,545
Expiring 09/16/15	Credit Suisse First Boston Corp.	CAD	144	114,817	115,062	(245)
Expiring 09/16/15	Credit Suisse First Boston Corp.	CAD	144	114,818	115,063	(245)

SEE NOTES TO FINANCIAL STATEMENTS.

A49

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2015 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Canadian Dollar (continued),
Expiring 09/16/15	Credit Suisse First Boston Corp.	CAD	69	$55,882	$55,157	$725
Expiring 09/16/15	Credit Suisse First Boston Corp.	CAD	26	21,265	20,899	366
Expiring 09/16/15	Credit Suisse First Boston Corp.	CAD	14	11,291	11,298	(7)
Expiring 09/16/15	Credit Suisse First Boston Corp.	CAD	11	8,703	8,708	(5)
Expiring 09/16/15	Credit Suisse First Boston Corp.	CAD	10	8,042	7,931	111
Expiring 09/16/15	Credit Suisse First Boston Corp.	CAD	7	5,832	5,822	10
Expiring 09/16/15	Credit Suisse First Boston Corp.	CAD	7	5,720	5,652	68
Expiring 09/16/15	Credit Suisse First Boston Corp.	CAD	7	5,542	5,526	16
Expiring 09/16/15	Credit Suisse First Boston Corp.	CAD	5	3,724	3,712	12
Expiring 09/16/15	Morgan Stanley	CAD	16,127	12,931,918	12,898,024	33,894
Expiring 09/16/15	Morgan Stanley	CAD	2,555	2,047,955	2,043,608	4,347
Chinese Yuan,
Expiring 07/16/15	Barclays Capital Group	CNY	9,020	1,437,840	1,452,864	(15,024)
Expiring 09/08/15	Credit Suisse First Boston Corp.	CNY	7,852	1,277,518	1,260,077	17,441
Colombian Peso,
Expiring 07/16/15	Barclays Capital Group	COP	1,487,820	586,946	570,078	16,868
Danish Krone,
Expiring 10/01/15	UBS AG	DKK	10,864	1,665,236	1,627,981	37,255
Expiring 01/04/16	Deutsche Bank AG	DKK	75,927	11,777,106	11,410,211	366,895
Expiring 01/04/16	Deutsche Bank AG	DKK	35,911	5,540,111	5,396,658	143,453
Euro,
Expiring 07/02/15	Goldman Sachs & Co.	EUR	293	320,424	326,660	(6,236)
Expiring 07/02/15	Goldman Sachs & Co.	EUR	163	183,528	181,726	1,802
Expiring 07/02/15	Hong Kong & Shanghai Bank	EUR	22,456	24,554,000	25,035,693	(481,693)
Expiring 07/02/15	JPMorgan Chase	EUR	969	1,077,717	1,080,322	(2,605)
Expiring 07/02/15	JPMorgan Chase	EUR	949	1,077,696	1,058,023	19,673
Expiring 07/02/15	JPMorgan Chase	EUR	739	839,169	823,898	15,271
Expiring 07/02/15	JPMorgan Chase	EUR	231	262,311	257,538	4,773
Expiring 07/02/15	UBS AG	EUR	91,733	100,056,961	102,271,640	(2,214,679)
Expiring 07/02/15	UBS AG	EUR	856	963,926	954,339	9,587
Expiring 07/16/15	Barclays Capital Group	EUR	10,510	11,231,196	11,719,666	(488,470)
Expiring 07/16/15	Citigroup Global Markets	EUR	3,943	4,404,749	4,396,826	7,923
Expiring 07/16/15	Citigroup Global Markets	EUR	1,280	1,464,689	1,427,324	37,365
Expiring 08/04/15	Goldman Sachs & Co.	EUR	8,345	9,343,751	9,307,964	35,787
Expiring 08/04/15	Goldman Sachs & Co.	EUR	1,280	1,433,194	1,427,705	5,489
Expiring 08/04/15	Goldman Sachs & Co.	EUR	406	455,289	452,850	2,439
Expiring 08/04/15	Hong Kong & Shanghai Bank	EUR	11,780	13,135,586	13,139,741	(4,155)
Expiring 08/04/15	Morgan Stanley	EUR	87,987	98,504,436	98,139,795	364,641
Expiring 08/04/15	UBS AG	EUR	6,078	6,815,505	6,779,367	36,138
Expiring 08/04/15	UBS AG	EUR	1,117	1,240,315	1,245,896	(5,581)
Expiring 08/04/15	UBS AG	EUR	1,103	1,235,741	1,230,280	5,461
Expiring 08/12/15	Credit Suisse First Boston Corp.	EUR	24,094	26,882,061	26,877,474	4,587
Expiring 08/13/15	Bank of America	EUR	7,320	8,280,594	8,165,975	114,619
Expiring 08/13/15	Bank of America	EUR	350	394,555	390,440	4,115
Expiring 08/13/15	Citigroup Global Markets	EUR	917	1,034,039	1,022,510	11,529
Expiring 08/13/15	Citigroup Global Markets	EUR	440	494,894	490,838	4,056
Expiring 08/13/15	Citigroup Global Markets	EUR	260	293,104	290,041	3,063
Expiring 08/13/15	Citigroup Global Markets	EUR	173	190,060	192,882	(2,822)
Expiring 08/13/15	Citigroup Global Markets	EUR	120	135,471	133,865	1,606
Expiring 08/13/15	Citigroup Global Markets	EUR	82	91,150	91,193	(43)
Expiring 08/13/15	Citigroup Global Markets	EUR	80	86,840	88,635	(1,795)
Expiring 09/16/15	Barclays Capital Group	EUR	1,499	1,709,712	1,673,046	36,666
Expiring 09/16/15	Barclays Capital Group	EUR	599	682,635	667,995	14,640
Expiring 09/16/15	Credit Suisse First Boston Corp.	EUR	524	593,193	584,438	8,755
Expiring 09/16/15	Credit Suisse First Boston Corp.	EUR	524	593,193	584,438	8,755
Expiring 09/16/15	Credit Suisse First Boston Corp.	EUR	506	567,314	564,958	2,356
Expiring 09/16/15	Credit Suisse First Boston Corp.	EUR	506	567,311	564,955	2,356
Expiring 09/16/15	Credit Suisse First Boston Corp.	EUR	436	483,081	487,031	(3,950)
Expiring 09/16/15	Credit Suisse First Boston Corp.	EUR	436	483,081	487,031	(3,950)

SEE NOTES TO FINANCIAL STATEMENTS.

A50

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2015 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Euro (continued),
Expiring 09/16/15	Credit Suisse First Boston Corp.	EUR	349	$392,339	$389,625	$2,714
Expiring 09/16/15	Credit Suisse First Boston Corp.	EUR	349	392,338	389,624	2,714
Expiring 09/16/15	Credit Suisse First Boston Corp.	EUR	349	380,833	389,625	(8,792)
Expiring 09/16/15	Credit Suisse First Boston Corp.	EUR	349	380,834	389,626	(8,792)
Expiring 09/16/15	Credit Suisse First Boston Corp.	EUR	306	343,486	341,358	2,128
Expiring 09/16/15	Credit Suisse First Boston Corp.	EUR	306	343,485	341,357	2,128
Expiring 09/16/15	Credit Suisse First Boston Corp.	EUR	64	72,661	71,831	830
Expiring 09/16/15	Credit Suisse First Boston Corp.	EUR	64	69,773	71,463	(1,690)
Expiring 09/16/15	Credit Suisse First Boston Corp.	EUR	57	63,862	63,338	524
Expiring 09/16/15	Credit Suisse First Boston Corp.	EUR	40	45,241	44,735	506
Expiring 09/16/15	Credit Suisse First Boston Corp.	EUR	39	42,475	43,505	(1,030)
Expiring 09/16/15	Credit Suisse First Boston Corp.	EUR	28	30,534	31,091	(557)
Expiring 09/16/15	Credit Suisse First Boston Corp.	EUR	7	8,087	7,996	91
Expiring 09/16/15	Morgan Stanley	EUR	16,991	19,171,926	18,963,453	208,473
Expiring 09/16/15	Morgan Stanley	EUR	7,351	8,297,714	8,204,075	93,639
Expiring 09/16/15	Morgan Stanley	EUR	2,813	3,175,188	3,139,356	35,832
Expiring 09/16/15	Morgan Stanley	EUR	103	115,820	114,583	1,237
Expiring 09/16/15	UBS AG	EUR	11,125	12,508,884	12,416,633	92,251
Expiring 09/16/15	UBS AG	EUR	1,250	1,400,511	1,395,127	5,384
Expiring 11/09/15	Royal Bank of Scotland Group PLC	EUR	35	44,624	38,635	5,989
Expiring 04/05/16	Royal Bank of Scotland Group PLC	EUR	3	3,486	2,943	543
Expiring 04/05/17	Royal Bank of Scotland Group PLC	EUR	3	3,501	2,985	516
Hungarian Forint,
Expiring 07/30/15	JPMorgan Chase	HUF	255,500	910,921	902,376	8,545
Indian Rupee,
Expiring 07/16/15	Citigroup Global Markets	INR	9,550	151,140	149,471	1,669
Israeli Shekel,
Expiring 08/12/15	Citigroup Global Markets	ILS	31,102	8,042,848	8,242,326	(199,478)
Japanese Yen,
Expiring 07/02/15	Bank of America	JPY	160,700	1,299,670	1,313,103	(13,433)
Expiring 07/02/15	BNP Paribas	JPY	2,587,536	20,941,229	21,143,126	(201,897)
Expiring 07/02/15	UBS AG	JPY	560,800	4,553,944	4,582,377	(28,433)
Expiring 07/16/15	Barclays Capital Group	JPY	2,541,310	21,332,063	20,769,090	562,973
Expiring 08/04/15	BNP Paribas	JPY	1,774,436	14,321,517	14,505,100	(183,583)
Expiring 08/04/15	BNP Paribas	JPY	160,700	1,297,014	1,313,640	(16,626)
Expiring 08/04/15	Goldman Sachs & Co.	JPY	223,900	1,813,525	1,830,267	(16,742)
Expiring 08/13/15	Bank of America	JPY	362,580	3,042,195	2,964,195	78,000
Expiring 08/13/15	Citigroup Global Markets	JPY	56,500	473,834	461,903	11,931
Expiring 09/16/15	Barclays Capital Group	JPY	1,944,733	15,518,880	15,907,104	(388,224)
Expiring 09/16/15	Barclays Capital Group	JPY	1,161,759	9,465,932	9,502,701	(36,769)
Expiring 09/16/15	Barclays Capital Group	JPY	109,782	894,498	897,973	(3,475)
Expiring 09/16/15	Morgan Stanley	JPY	431,166	3,500,075	3,526,761	(26,686)
Expiring 09/16/15	Morgan Stanley	JPY	429,932	3,485,641	3,516,666	(31,025)
Expiring 09/16/15	Morgan Stanley	JPY	210,408	1,708,025	1,721,048	(13,023)
Expiring 09/16/15	Morgan Stanley	JPY	24,532	200,176	200,663	(487)
Expiring 09/16/15	Morgan Stanley	JPY	10,809	87,196	88,409	(1,213)
Expiring 09/16/15	Morgan Stanley	JPY	5,220	42,072	42,700	(628)
Malaysian Ringgit,
Expiring 07/16/15	Bank of America	MYR	770	210,498	203,806	6,692
Mexican Peso,
Expiring 07/07/15	Barclays Capital Group	MXN	611	39,007	38,853	154
Expiring 07/07/15	Barclays Capital Group	MXN	384	24,882	24,418	464
Expiring 07/07/15	BNP Paribas	MXN	9,830	633,918	625,097	8,821
Expiring 07/07/15	Citigroup Global Markets	MXN	22,222	1,415,685	1,413,090	2,595
Expiring 07/07/15	Citigroup Global Markets	MXN	4,338	284,571	275,852	8,719
Expiring 07/07/15	Citigroup Global Markets	MXN	2,271	147,021	144,412	2,609

SEE NOTES TO FINANCIAL STATEMENTS.

A51

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2015 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Mexican Peso (continued),
Expiring 07/07/15	Credit Suisse First Boston Corp.	MXN	103,866	$6,759,103	$6,604,789	$154,314
Expiring 07/07/15	Credit Suisse First Boston Corp.	MXN	4,165	273,145	264,851	8,294
Expiring 07/07/15	Credit Suisse First Boston Corp.	MXN	3,978	258,864	252,954	5,910
Expiring 07/07/15	Credit Suisse First Boston Corp.	MXN	2,095	136,690	133,221	3,469
Expiring 07/07/15	Deutsche Bank AG	MXN	4,259	281,000	270,818	10,182
Expiring 07/07/15	Deutsche Bank AG	MXN	1,668	110,000	106,084	3,916
Expiring 07/07/15	Deutsche Bank AG	MXN	1,571	103,000	99,919	3,081
Expiring 07/07/15	Deutsche Bank AG	MXN	1,554	102,000	98,822	3,178
Expiring 07/07/15	Deutsche Bank AG	MXN	629	40,992	39,973	1,019
Expiring 07/07/15	Deutsche Bank AG	MXN	167	11,000	10,608	392
Expiring 07/07/15	Goldman Sachs & Co.	MXN	10,541	690,828	670,298	20,530
Expiring 07/07/15	Goldman Sachs & Co.	MXN	4,423	290,000	281,229	8,771
Expiring 07/07/15	Goldman Sachs & Co.	MXN	1,282	84,019	81,522	2,497
Expiring 07/07/15	Goldman Sachs & Co.	MXN	788	52,000	50,074	1,926
Expiring 07/07/15	Hong Kong & Shanghai Bank	MXN	1,810	119,000	115,108	3,892
Expiring 07/07/15	Hong Kong & Shanghai Bank	MXN	265	17,221	16,851	370
Expiring 07/07/15	JPMorgan Chase	MXN	5,684	371,419	361,444	9,975
Expiring 07/07/15	UBS AG	MXN	10,159	665,165	646,007	19,158
Expiring 07/07/15	UBS AG	MXN	5,733	373,000	364,551	8,449
Expiring 07/07/15	UBS AG	MXN	5,727	372,000	364,167	7,833
Expiring 07/07/15	UBS AG	MXN	3,456	227,746	219,754	7,992
Expiring 07/16/15	Bank of America	MXN	15,951	1,039,381	1,013,619	25,762
Expiring 07/16/15	Bank of America	MXN	11,468	737,655	728,742	8,913
Expiring 07/16/15	Barclays Capital Group	MXN	14,532	954,350	923,463	30,887
Expiring 07/16/15	Barclays Capital Group	MXN	11,637	760,295	739,489	20,806
Expiring 07/16/15	Citigroup Global Markets	MXN	42,594	2,765,723	2,706,716	59,007
Expiring 07/16/15	Citigroup Global Markets	MXN	2,239	146,500	142,280	4,220
Expiring 09/15/15	Bank of America	MXN	19,688	1,269,130	1,245,712	23,418
Expiring 09/21/15	Barclays Capital Group	MXN	11,963	770,000	756,604	13,396
Expiring 09/21/15	Citigroup Global Markets	MXN	4,874	318,116	308,242	9,874
Expiring 09/30/15	Citigroup Global Markets	MXN	116,340	7,359,290	7,353,540	5,750
Expiring 09/30/15	Citigroup Global Markets	MXN	30,685	1,941,011	1,939,495	1,516
Expiring 09/30/15	Goldman Sachs & Co.	MXN	2,634	171,000	166,471	4,529
Expiring 09/30/15	Goldman Sachs & Co.	MXN	2,487	159,000	157,175	1,825
Expiring 09/30/15	Hong Kong & Shanghai Bank	MXN	7,171	461,000	453,264	7,736
Expiring 09/30/15	UBS AG	MXN	952	61,000	60,177	823
New Zealand Dollar,
Expiring 07/02/15	BNP Paribas	NZD	5,362	3,819,465	3,632,876	186,589
Expiring 07/02/15	JPMorgan Chase	NZD	1,461	1,037,419	989,860	47,559
Expiring 09/16/15	Barclays Capital Group	NZD	125,661	88,676,061	84,579,697	4,096,364
Expiring 09/16/15	Barclays Capital Group	NZD	50,912	35,927,132	34,267,489	1,659,643
Expiring 09/16/15	Barclays Capital Group	NZD	8,188	5,563,783	5,511,074	52,709
Expiring 09/16/15	Morgan Stanley	NZD	4,848	3,297,358	3,263,234	34,124
Expiring 09/16/15	Morgan Stanley	NZD	3,675	2,499,271	2,473,406	25,865
Expiring 09/16/15	Morgan Stanley	NZD	2,501	1,733,051	1,683,406	49,645
Expiring 09/16/15	Morgan Stanley	NZD	2,101	1,488,969	1,414,167	74,802
Expiring 09/16/15	Morgan Stanley	NZD	1,152	787,966	775,068	12,898
Norwegian Krone,
Expiring 07/03/15	Credit Suisse First Boston Corp.	NOK	3,343	429,606	426,355	3,251
Expiring 09/16/15	Barclays Capital Group	NOK	29,097	3,727,755	3,704,223	23,532
Expiring 09/16/15	Barclays Capital Group	NOK	19,693	2,538,079	2,507,000	31,079
Expiring 09/16/15	Barclays Capital Group	NOK	12,825	1,645,987	1,632,684	13,303
Expiring 09/16/15	Barclays Capital Group	NOK	8,500	1,095,484	1,082,070	13,414
Expiring 09/16/15	Barclays Capital Group	NOK	7,518	963,194	957,114	6,080
Expiring 09/16/15	Barclays Capital Group	NOK	5,357	687,588	682,031	5,557
Expiring 09/16/15	Credit Suisse First Boston Corp.	NOK	1,556	199,660	198,123	1,537
Expiring 09/16/15	Morgan Stanley	NOK	129,368	16,463,521	16,469,551	(6,030)
Expiring 09/16/15	Morgan Stanley	NOK	52,430	6,672,329	6,674,773	(2,444)
Expiring 09/16/15	Morgan Stanley	NOK	33,935	4,284,088	4,320,159	(36,071)

SEE NOTES TO FINANCIAL STATEMENTS.

A52

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2015 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Norwegian Krone (continued),
Expiring 09/16/15	Morgan Stanley	NOK	9,100	$1,148,844	$1,158,521	$(9,677)
Expiring 10/02/15	Credit Suisse First Boston Corp.	NOK	3,343	428,557	425,447	3,110
Expiring 04/27/16	Royal Bank of Scotland Group PLC	NOK	2,551	429,859	323,933	105,926
Polish Zloty,
Expiring 07/16/15	Bank of America	PLN	9,027	2,396,981	2,399,759	(2,778)
Expiring 07/16/15	Barclays Capital Group	PLN	640	169,520	170,136	(616)
Expiring 07/16/15	Citigroup Global Markets	PLN	340	89,693	90,385	(692)
Expiring 07/16/15	Citigroup Global Markets	PLN	9	2,468	2,392	76
Expiring 07/30/15	Barclays Capital Group	PLN	1,347	351,939	357,834	(5,895)
Russian Ruble,
Expiring 07/06/15	Barclays Capital Group	RUB	33,592	602,000	607,218	(5,218)
Expiring 07/06/15	Credit Suisse First Boston Corp.	RUB	9,089	161,000	164,287	(3,287)
Expiring 07/06/15	Credit Suisse First Boston Corp.	RUB	6,183	108,000	111,767	(3,767)
Expiring 07/06/15	Credit Suisse First Boston Corp.	RUB	57	1,000	1,030	(30)
Expiring 07/06/15	Hong Kong & Shanghai Bank	RUB	49,779	875,000	899,825	(24,825)
Expiring 07/06/15	JPMorgan Chase	RUB	46,852	825,000	846,915	(21,915)
Expiring 07/06/15	Morgan Stanley	RUB	66,609	1,198,000	1,204,053	(6,053)
Expiring 07/06/15	Morgan Stanley	RUB	5,242	94,000	94,764	(764)
Expiring 07/16/15	Bank of America	RUB	126,329	2,259,500	2,274,293	(14,793)
Expiring 08/14/15	Credit Suisse First Boston Corp.	RUB	28,549	512,000	508,503	3,497
Expiring 08/14/15	Credit Suisse First Boston Corp.	RUB	22,991	420,000	409,501	10,499
Expiring 08/14/15	Credit Suisse First Boston Corp.	RUB	22,665	410,000	403,695	6,305
Expiring 08/14/15	Credit Suisse First Boston Corp.	RUB	17,616	317,000	313,762	3,238
Expiring 08/14/15	Morgan Stanley	RUB	217,402	3,930,960	3,872,257	58,703
Singapore Dollar,
Expiring 08/14/15	Citigroup Global Markets	SGD	3,496	2,654,588	2,593,768	60,820
Expiring 09/16/15	Barclays Capital Group	SGD	29,256	21,650,068	21,697,734	(47,666)
Expiring 09/16/15	Barclays Capital Group	SGD	21,968	16,256,251	16,292,041	(35,790)
Expiring 09/16/15	Morgan Stanley	SGD	102,076	75,320,353	75,703,479	(383,126)
Expiring 09/16/15	Morgan Stanley	SGD	23,704	17,490,565	17,579,533	(88,968)
Expiring 09/16/15	Morgan Stanley	SGD	418	306,542	310,176	(3,634)
South African Rand,
Expiring 07/16/15	Barclays Capital Group	ZAR	45,920	3,772,903	3,763,400	9,503
Expiring 07/30/15	Barclays Capital Group	ZAR	2,161	176,649	176,678	(29)
South Korean Won,
Expiring 07/16/15	Bank of America	KRW	1,484,062	1,353,577	1,329,951	23,626
Expiring 07/24/15	Deutsche Bank AG	KRW	708,374	654,085	634,693	19,392
Expiring 09/11/15	JPMorgan Chase	KRW	1,255,694	1,127,396	1,123,811	3,585
Swedish Krona,
Expiring 08/12/15	Deutsche Bank AG	SEK	84,575	10,139,633	10,211,561	(71,928)
Expiring 08/12/15	Goldman Sachs & Co.	SEK	33,925	4,086,090	4,096,095	(10,005)
Expiring 09/16/15	Barclays Capital Group	SEK	440,163	52,908,072	53,185,494	(277,422)
Expiring 09/16/15	Barclays Capital Group	SEK	206,847	24,863,253	24,993,623	(130,370)
Expiring 09/16/15	Barclays Capital Group	SEK	14,270	1,761,444	1,724,269	37,175
Expiring 09/16/15	Barclays Capital Group	SEK	7,634	942,254	922,368	19,886
Expiring 09/16/15	Morgan Stanley	SEK	42,598	5,134,660	5,147,147	(12,487)
Expiring 09/16/15	Morgan Stanley	SEK	13,058	1,572,306	1,577,820	(5,514)
Expiring 09/16/15	UBS AG	SEK	34,000	4,094,346	4,108,262	(13,916)

SEE NOTES TO FINANCIAL STATEMENTS.

A53

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2015 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Swiss Franc,
Expiring 08/12/15	Goldman Sachs & Co.	CHF	255	$273,263	$273,204	$59
Expiring 09/16/15	Barclays Capital Group	CHF	9,551	10,272,058	10,246,876	25,182
Expiring 09/16/15	Barclays Capital Group	CHF	1,752	1,883,735	1,879,117	4,618
Expiring 09/16/15	Credit Suisse First Boston Corp.	CHF	17	18,758	18,684	74
Expiring 09/16/15	Credit Suisse First Boston Corp.	CHF	6	5,872	5,867	5
Expiring 09/16/15	Credit Suisse First Boston Corp.	CHF	3	3,060	3,042	18
Expiring 09/16/15	UBS AG	CHF	5,250	5,649,222	5,632,649	16,573

				$1,447,272,087	$1,439,644,574	7,627,513

						$5,251,981

Interest rate swap agreements outstanding at June 30, 2015:

Notional Amount# (000)		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
BRL	6,100	01/02/18	13.030%	Brazilian interbank lending rate(1)	$(1,147)	$(2,859)	$1,712	Deutsche Bank AG
BRL	5,400	01/02/18	13.030%	Brazilian interbank lending rate(1)	(1,015)	(6,995)	5,980	JPMorgan Chase
BRL	5,300	01/02/18	13.220%	Brazilian interbank lending rate(1)	1,268	—	1,268	Hong Kong & Shanghai Bank
BRL	4,200	01/02/18	13.030%	Brazilian interbank lending rate(1)	(790)	(4,432)	3,642	Hong Kong & Shanghai Bank
BRL	3,400	01/02/18	13.030%	Brazilian interbank lending rate(1)	(639)	(427)	(212)	Barclays Capital Group
BRL	2,100	01/02/18	13.030%	Brazilian interbank lending rate(1)	(395)	1,274	(1,669)	BNP Paribas
BRL	600	01/02/18	13.030%	Brazilian interbank lending rate(1)	(113)	(843)	730	Bank of America
BRL	32,940	01/04/21	12.487%	Brazilian interbank lending rate(1)	18,599	—	18,599	Bank of America
EUR	200	06/15/25	1.675%	Inflation Floor Option, Inflation on the France Consumer Price Index(1)	464	—	464	Citigroup Global Markets
EUR	700	06/18/25	1.625%	Inflation Floor Option, Inflation on the France Consumer Price Index(1)	(2,560)	—	(2,560)	Goldman Sachs & Co.
GBP	2,590	01/14/30	3.140%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	(91,736)	—	(91,736)	Goldman Sachs & Co.

SEE NOTES TO FINANCIAL STATEMENTS.

A54

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2015 (continued):

Notional Amount# (000)		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
GBP	950	01/14/30	3.140%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	$(33,648)	$—	$(33,648)	Goldman Sachs & Co.
GBP	700	04/15/30	3.190%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	(26,165)	—	(26,165)	Citigroup Global Markets
GBP	500	05/15/30	3.320%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	(4,360)	—	(4,360)	Goldman Sachs & Co.
GBP	300	05/15/30	3.350%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	(210)	—	(210)	Citigroup Global Markets
GBP	100	05/15/30	3.353%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	(3)	—	(3)	Credit Suisse First Boston Corp.
GBP	1,300	06/15/30	3.400%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	7,405	(1,199)	8,604	Citigroup Global Markets
GBP	400	06/15/30	3.430%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	5,514	279	5,235	Citigroup Global Markets
GBP	300	06/15/30	3.400%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	1,709	934	775	Goldman Sachs & Co.
GBP	200	06/15/30	3.430%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	2,757	56	2,701	Bank of America
GBP	200	06/15/30	3.400%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	1,139	940	199	BNP Paribas
GBP	100	06/15/30	3.430%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	1,378	(68)	1,446	Credit Suisse First Boston Corp.

SEE NOTES TO FINANCIAL STATEMENTS.

A55

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2015 (continued):

Notional Amount# (000)		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
GBP	200	04/15/35	3.358%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	$(7,905)	$—	$(7,905)	Goldman Sachs & Co.
GBP	100	04/15/35	3.335%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	(4,789)	54	(4,843)	Credit Suisse First Boston Corp.
GBP	200	09/23/44	3.528%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	10,479	(1,521)	12,000	Credit Suisse First Boston Corp.
GBP	200	09/23/44	3.528%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	10,479	299	10,180	JPMorgan Chase
GBP	400	10/15/44	3.500%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	13,794	1,300	12,494	Bank of America
GBP	100	10/15/44	3.500%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	3,448	(3,501)	6,949	Credit Suisse First Boston Corp.
GBP	100	10/15/44	3.500%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	3,448	826	2,622	Morgan Stanley
GBP	100	10/15/44	3.500%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	3,448	(3,119)	6,567	Citigroup Global Markets
GBP	100	11/15/44	3.550%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	6,207	394	5,813	Credit Suisse First Boston Corp.
GBP	100	12/11/44	3.550%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	5,924	(210)	6,134	Bank of America
GBP	600	01/12/45	3.328%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	(55,094)	6,582	(61,676)	Credit Suisse First Boston Corp.

SEE NOTES TO FINANCIAL STATEMENTS.

A56

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2015 (continued):

Notional Amount# (000)		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
GBP	100	01/12/45	3.328%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	$(9,182)	$1,097	$(10,279)	Credit Suisse First Boston Corp.
GBP	100	01/12/45	3.328%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	(9,182)	(36)	(9,146)	Bank of America
MXN	4,000	02/09/29	7.380%	28 Day Mexican Interbank Rate(1)	16,292	19,511	(3,219)	Hong Kong & Shanghai Bank
	2,700	04/15/16	1.730%	Inflation Floor Option, Inflation on the CPI Urban Consumer NSA(2)	(59,185)	(5,730)	(53,455)	Goldman Sachs & Co.
	1,600	10/23/16	1.935%	Inflation Floor Option, Inflation on the CPI Urban Consumer NSA(2)	(41,387)	(2,655)	(38,732)	Royal Bank of Scotland Group PLC
	2,400	10/31/16	1.930%	Inflation Floor Option, Inflation on the CPI Urban Consumer NSA(2)	(61,700)	—	(61,700)	Royal Bank of Scotland Group PLC
	1,300	11/05/16	1.860%	Inflation Floor Option, Inflation on the CPI Urban Consumer NSA(2)	(30,559)	—	(30,559)	Deutsche Bank AG
	1,300	11/29/16	1.825%	Inflation Floor Option, Inflation on the CPI Urban Consumer NSA(2)	(28,867)	(450)	(28,417)	Deutsche Bank AG
	1,200	11/29/16	1.845%	Inflation Floor Option, Inflation on the CPI Urban Consumer NSA(2)	(27,387)	—	(27,387)	Deutsche Bank AG
	700	11/29/16	1.825%	Inflation Floor Option, Inflation on the CPI Urban Consumer NSA(2)	(15,544)	(153)	(15,391)	BNP Paribas
	2,500	02/10/17	1.930%	Inflation Floor Option, Inflation on the CPI Urban Consumer NSA(2)	(55,787)	—	(55,787)	Deutsche Bank AG
	800	02/12/17	2.415%	Inflation Floor Option, Inflation on the CPI Urban Consumer NSA(2)	(39,463)	87	(39,550)	Goldman Sachs & Co.
	1,800	04/15/17	1.908%	Inflation Floor Option, Inflation on the CPI Urban Consumer NSA(2)	(52,742)	—	(52,742)	Barclays Capital Group
	4,500	07/15/17	2.250%	Inflation Floor Option, Inflation on the CPI Urban Consumer NSA(2)	(235,539)	8,389	(243,928)	Royal Bank of Scotland Group PLC

SEE NOTES TO FINANCIAL STATEMENTS.

A57

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2015 (continued):

Notional Amount# (000)	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
1,300	07/15/17	2.250%	Inflation Floor Option, Inflation on the CPI Urban Consumer NSA(2)	$(68,045)	$1,092	$(69,137)	BNP Paribas
600	10/01/18	2.175%	Inflation Floor Option, Inflation on the CPI Urban Consumer NSA(2)	(24,033)	(374)	(23,659)	Goldman Sachs & Co.
900	11/01/18	2.173%	Inflation Floor Option, Inflation on the CPI Urban Consumer NSA(2)	(35,817)	—	(35,817)	Deutsche Bank AG
250	03/04/19	1.725%	Inflation Floor Option, Inflation on the CPI Urban Consumer NSA(2)	(755)	—	(755)	Deutsche Bank AG
800	05/08/23	2.560%	Inflation Floor Option, Inflation on the CPI Urban Consumer NSA(2)	(66,961)	—	(66,961)	Deutsche Bank AG

				$(978,952)	$8,542	$(987,494)

Notional Amount# (000)		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2015	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
EUR	10,000	09/16/25	0.750%	6 Month Euribor(1)	$495,379	$496,431	$1,052
EUR	6,800	09/16/25	0.750%	6 Month Euribor(1)	(82,440)	337,573	420,013
EUR	230	09/16/45	1.250%	6 Month Euribor(1)	7,281	(29,349)	(36,630)
EUR	100	03/16/46	1.500%	6 Month Euribor(1)	19,957	(6,842)	(26,799)
GBP	3,000	06/17/17	1.250%	6 Month LIBOR(1)	(15,982)	(14,347)	1,635
GBP	15,000	09/16/17	1.500%	6 Month LIBOR(1)	(128,205)	(129,328)	(1,123)
GBP	6,400	09/16/17	1.500%	6 Month LIBOR(1)	(63,183)	(55,180)	8,003
GBP	28,300	03/16/18	1.500%	6 Month LIBOR(1)	(45,339)	(7,431)	37,908
GBP	8,900	12/17/19	2.250%	6 Month LIBOR(1)	(633,028)	(377,057)	255,971
GBP	1,000	03/18/25	2.750%	6 Month LIBOR(1)	(108,828)	(96,396)	12,432
GBP	760	09/16/25	2.000%	6 Month LIBOR(1)	32,210	19,057	(13,153)
GBP	1,280	03/18/45	2.000%	6 Month LIBOR(1)	(56,037)	154,218	210,255
GBP	600	09/16/45	2.000%	6 Month LIBOR(1)	78,186	78,910	724
JPY	1,171,740	07/22/24	1.000%	6 Month LIBOR(2)	—	(115,823)	(115,823)
JPY	7,630,000	06/19/33	1.500%	6 Month LIBOR(1)	5,354,967	3,671,352	(1,683,615)
JPY	500,000	06/17/35	1.250%	6 Month LIBOR(1)	(24,955)	3,786	28,741
MXN	251,200	09/01/16	4.300%	28 Day Mexican Interbank Rate(1)	58,831	72,429	13,598
MXN	148,600	09/06/16	4.310%	28 Day Mexican Interbank Rate(1)	2,432	42,423	39,991
MXN	100,000	02/03/17	4.035%	28 Day Mexican Interbank Rate(1)	28,014	(6,687)	(34,701)
MXN	25,000	11/17/21	5.430%	28 Day Mexican Interbank Rate(1)	(41,814)	(37,993)	3,821
MXN	43,900	12/06/21	5.750%	28 Day Mexican Interbank Rate(1)	(21,305)	(6,046)	15,259
SEK	38,200	03/18/25	1.000%	3 Month STIBOR(1)	(11,634)	(231,115)	(219,481)
	90,200	12/16/16	1.250%	3 Month LIBOR(1)	(328,069)	(369,740)	(41,671)
	10,700	05/06/17	1.300%	3 Month LIBOR(1)	165	(15,088)	(15,253)
	3,300	12/16/17	1.500%	3 Month LIBOR(1)	(15,730)	(17,556)	(1,826)

SEE NOTES TO FINANCIAL STATEMENTS.

A58

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2015 (continued):

Notional Amount# (000)	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2015	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
1,100	12/16/17	1.500%	3 Month LIBOR(1)	$(4,840)	$(5,852)	$(1,012)
1,500	12/16/20	2.000%	3 Month LIBOR(1)	(4,355)	(1,239)	3,116
1,200	12/16/20	2.000%	3 Month LIBOR(1)	5,342	992	(4,350)
80,300	06/17/22	2.500%	3 Month LIBOR(1)	(2,193,337)	(2,101,577)	91,760
3,700	12/16/22	2.250%	3 Month LIBOR(1)	34,601	18,241	(16,360)
7,900	06/17/25	2.750%	3 Month LIBOR(1)	(305,312)	(230,217)	75,095
8,500	12/16/25	2.500%	3 Month LIBOR(1)	85,806	66,843	(18,963)
1,700	12/16/25	2.500%	3 Month LIBOR(1)	18,627	13,369	(5,258)
959	02/15/41	2.392%	3 Month LIBOR(2)	8,329	93,895	85,566
8,900	12/16/45	2.750%	3 Month LIBOR(1)	539,768	418,671	(121,097)
400	12/16/45	2.750%	3 Month LIBOR(1)	(21,689)	(19,280)	2,409

				$2,663,813	$1,614,047	$(1,049,766)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at June 30, 2015:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(4)	Implied Credit Spread at June 30, 2015(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues—Sell Protection(1):
Gazprom OAO via Gaz Capital	03/20/16	1.000%	200	3.047%	$(3,395)	$(15,451)	$12,056	Goldman Sachs & Co.
Gazprom OAO via Gaz Capital	03/20/16	1.000%	100	3.047%	(1,697)	(7,856)	6,159	Goldman Sachs & Co.
Gazprom OAO via Gaz Capital	03/20/16	1.000%	100	3.047%	(1,697)	(7,766)	6,069	JPMorgan Chase
Italy Government	03/20/19	1.000%	1,200	1.076%	(3,860)	(20,829)	16,969	Deutsche Bank AG
JPMorgan Chase & Co.	12/20/19	1.000%	700	0.606%	11,145	14,611	(3,466)	Deutsche Bank AG
JPMorgan Chase & Co.	12/20/19	1.000%	600	0.606%	9,553	12,219	(2,666)	Bank of America
Peoples Republic of China	03/20/19	1.000%	700	0.665%	9,143	2,342	6,801	JPMorgan Chase
Peoples Republic of China	03/20/19	1.000%	200	0.665%	2,612	329	2,283	Barclays Capital Group
Peoples Republic of China	03/20/19	1.000%	200	0.665%	2,612	126	2,486	Deutsche Bank AG
Peoples Republic of China	03/20/19	1.000%	100	0.665%	1,306	189	1,117	Morgan Stanley
Republic of Indonesia	12/20/19	1.000%	300	1.488%	(6,045)	(9,981)	3,936	Barclays Capital Group
United Mexican States	09/20/19	1.000%	300	1.109%	(1,366)	2,557	(3,923)	Hong Kong & Shanghai Bank
United Mexican States	09/20/19	1.000%	200	1.109%	(911)	1,753	(2,664)	Citigroup Global Markets

					$17,400	$(27,757)	$45,157

SEE NOTES TO FINANCIAL STATEMENTS.

A59

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Credit default swap agreements outstanding at June 30, 2015 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)		Value at Trade Date	Value at June 30, 2015(5)	Unrealized Appreciation (Depreciation)
Exchange-traded credit default swaps on credit indices—Sell Protection(1):
Dow Jones CDX iTraxx Main23 5Y Index	06/20/20	1.000%	EUR	2,700	$56,497	$37,267	$(19,230)
Dow Jones CDX ITRX XO22 5Y Index	12/20/19	5.000%	EUR	2,405	267,077	182,871	(84,206)
Dow Jones CDX NA HY23 5Y Index	12/20/19	5.000%		4,481	275,198	351,491	76,293
Dow Jones CDX NA HY24 5Y Index	06/20/20	5.000%		594	36,868	37,835	967
Dow Jones CDX NA IG23 5Y Index	12/20/19	1.000%		12,100	188,516	164,184	(24,332)
Dow Jones CDX NA IG24 5Y Index	06/20/20	1.000%		1,600	22,504	23,024	520

					$846,660	$796,672	$(49,988)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Value at Trade Date	Value at June 30, 2015(5)	Unrealized Appreciation (Depreciation)
Exchange-traded credit default swaps on credit indices—Buy Protection(2):
Dow Jones CDX NA HY24 5Y Index	06/20/20	5.000%	10,825	$(745,173)	$(689,350)	$55,823
Dow Jones CDX NA IG24 5Y Index	06/20/20	1.000%	300	(5,163)	(4,346)	817

				$(750,336)	$(693,696)	$56,640

Cash of $1,830,000, $867,683, and $686,044 have been segregated with Morgan Stanley, Goldman Sachs & Co., and Citigroup Global Markets respectively, and U.S. Treasury Securities with a market value of $1,749,845 has been segregated with Morgan Stanley, to cover requirement for open exchange-traded interest rate and credit default swap contracts at June 30, 2015.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

SEE NOTES TO FINANCIAL STATEMENTS.

A60

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Currency swap agreements outstanding at June 30, 2015:

Notional Amount (000)#		Fund Receives	Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CHF	1,000	3 Month LIBOR minus 23 bps	1,071	3 Month LIBOR	Bank of America	12/16/17	$2,321	$2,912	$(591)
EUR	3,100	3 Month LIBOR minus 10 bps	3,435	3 Month LIBOR	Bank of America	12/16/20	59,105	42,285	16,820
EUR	11,800	3 Month LIBOR minus 10 bps	12,886	3 Month LIBOR	BNP Paribas	12/16/20	414,542	138,787	275,755
EUR	8,200	3 Month LIBOR minus 10 bps	9,184	3 Month LIBOR	Citigroup Global Markets Credit Suisse First	12/16/20	58,472	28,974	29,498
CHF	900	3 Month LIBOR minus 23 bps	952	3 Month LIBOR	Boston Corp.	12/16/17	13,305	(705)	14,010
EUR	9,000	3 Month LIBOR minus 10 bps	10,018	3 Month LIBOR	Deutsche Bank AG	12/16/20	126,276	117,820	8,456
CHF	2,900	3 Month LIBOR minus 23 bps	3,102	3 Month LIBOR	Goldman Sachs & Co.	12/16/17	9,761	(3,047)	12,808
CHF	2,300	3 Month LIBOR minus 23 bps	2,453	3 Month LIBOR	UBS AG	12/16/17	14,532	(15,214)	29,746

							$698,314	$311,812	$386,502

Total return swap agreements outstanding at June 30, 2015:

Counterparty(1)(2)(3)	Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Bank of America		222	Pay or receive amounts based on market value fluctuation of Herbalife Ltd.	$—	$—	$—
Bank of America		(4)	Pay or receive amounts based on market value fluctuation of Herbalife Ltd.	(6,379)	—	(6,379)
Credit Suisse First Boston Corp.		11,450	Pay fixed payments on the BCOMTR Index and receive variable payments based on the 3 Month U.S. Treasury Bill Rate +20 bps.	—	—	—
Credit Suisse First Boston Corp.		19,498	Pay fixed payments on the NDDUEAFE Index and receive variable payments based on the 3 Month LIBOR +28 bps.	—	—	—
Deutsche Bank AG		(1)	Nokia ADR Representing One Ord Shs Series A	467	—	467
Deutsche Bank AG	CHF	(7)	Pay or receive amounts based on market value fluctuation of Holcim Ltd.	54,352	—	54,352
Deutsche Bank AG		100	Pay or receive amounts based on market value fluctuation of A.M. Castle & Co.	(100,444)	—	(100,444)
Deutsche Bank AG		(6)	Pay or receive amounts based on market value fluctuation of A.M. Castle & Co.	(6,135)	—	(6,135)
Deutsche Bank AG		— (r)	Pay or receive amounts based on market value fluctuation of AbbVie, Inc.	(3)	—	(3)
Deutsche Bank AG		400	Pay or receive amounts based on market value fluctuation of Accuray, Inc.	(126,210)	—	(126,210)

SEE NOTES TO FINANCIAL STATEMENTS.

A61

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Total return swap agreements outstanding at June 30, 2015 (continued):

Counterparty(1)(2)(3)	Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG		(63)	Pay or receive amounts based on market value fluctuation of Accuray, Inc.	$41,626	$—	$41,626
Deutsche Bank AG		100	Pay or receive amounts based on market value fluctuation of Acorda Therapeutics, Inc.	(2,110)	—	(2,110)
Deutsche Bank AG		(2)	Pay or receive amounts based on market value fluctuation of Acorda Therapeutics, Inc.	2,310	—	2,310
Deutsche Bank AG		3	Pay or receive amounts based on market value fluctuation of Actavis, Inc.	(30,946)	—	(30,946)
Deutsche Bank AG		(8)	Pay or receive amounts based on market value fluctuation of Actavis, Inc.	(1,343)	—	(1,343)
Deutsche Bank AG		29	Pay or receive amounts based on market value fluctuation of Advent Software	10,141	—	10,141
Deutsche Bank AG		(17)	Pay or receive amounts based on market value fluctuation of Aegean Marine Petroleum Network, Inc.	33,573	—	33,573
Deutsche Bank AG		375	Pay or receive amounts based on market value fluctuation of Aegean, Inc.	(37,147)	—	(37,147)
Deutsche Bank AG	EUR	— (r)	Pay or receive amounts based on market value fluctuation of Aer Lingus Group PLC	(2)	—	(2)
Deutsche Bank AG		375	Pay or receive amounts based on market value fluctuation of Affymetrix, Inc.	159,615	—	159,615
Deutsche Bank AG		(59)	Pay or receive amounts based on market value fluctuation of Affymetrix, Inc.	(141,127)	—	(141,127)
Deutsche Bank AG		125	Pay or receive amounts based on market value fluctuation of Albany Molecular Research, Inc.	(4,422)	—	(4,422)
Deutsche Bank AG		(7)	Pay or receive amounts based on market value fluctuation of Albany Molecular Research, Inc.	(19,750)	—	(19,750)
Deutsche Bank AG		— (r)	Pay or receive amounts based on market value fluctuation of Alcatel-Lucent USA, Inc.	(305)	—	(305)
Deutsche Bank AG		(21)	Pay or receive amounts based on market value fluctuation of Alcoa, Inc.	51,747	—	51,747
Deutsche Bank AG		500	Pay or receive amounts based on market value fluctuation of Alere, Inc.	40,007	—	40,007
Deutsche Bank AG		(9)	Pay or receive amounts based on market value fluctuation of Alere, Inc.	(38,847)	—	(38,847)
Deutsche Bank AG		3	Pay or receive amounts based on market value fluctuation of Alexion Pharmaceuticals, Inc.	(576)	—	(576)
Deutsche Bank AG		600	Pay or receive amounts based on market value fluctuation of Alon USA Energy, Inc.	184,857	—	184,857

SEE NOTES TO FINANCIAL STATEMENTS.

A62

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Total return swap agreements outstanding at June 30, 2015 (continued):

Counterparty(1)(2)(3)	Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG		(34)	Pay or receive amounts based on market value fluctuation of Alon USA Energy, Inc.	$(148,018)	$—	$(148,018)
Deutsche Bank AG		5	Pay or receive amounts based on market value fluctuation of Altera Corp.	(1,749)	—	(1,749)
Deutsche Bank AG		— (r)	Pay or receive amounts based on market value fluctuation of American Realty Capital Properties REIT	535	—	535
Deutsche Bank AG		— (r)	Pay or receive amounts based on market value fluctuation of American Realty Capital Properties REIT.	(194)	—	(194)
Deutsche Bank AG		4	Pay or receive amounts based on market value fluctuation of American Tower Corp.	(18,048)	—	(18,048)
Deutsche Bank AG		(3)	Pay or receive amounts based on market value fluctuation of American Tower Corp.	8,268	—	8,268
Deutsche Bank AG		125	Pay or receive amounts based on market value fluctuation of AmSurg Corp.	72,422	—	72,422
Deutsche Bank AG		(14)	Pay or receive amounts based on market value fluctuation of Amsurg Corp.	(265,802)	—	(265,802)
Deutsche Bank AG		625	Pay or receive amounts based on market value fluctuation of Amtrust Financial Services, Inc.	44,892	—	44,892
Deutsche Bank AG		(6)	Pay or receive amounts based on market value fluctuation of Amtrust Financial Services, Inc.	(47,114)	—	(47,114)
Deutsche Bank AG		650	Pay or receive amounts based on market value fluctuation of Amyris, Inc.	(283,908)	—	(283,908)
Deutsche Bank AG		8	Pay or receive amounts based on market value fluctuation of ANN, Inc.	5,838	—	5,838
Deutsche Bank AG	EUR	23	Pay or receive amounts based on market value fluctuation of Ansaldo STS SpA	(4,504)	—	(4,504)
Deutsche Bank AG		2,750	Pay or receive amounts based on market value fluctuation of Anthem, Inc.	162,139	—	162,139
Deutsche Bank AG		(34)	Pay or receive amounts based on market value fluctuation of Anthem, Inc.	(126,218)	—	(126,218)
Deutsche Bank AG		400	Pay or receive amounts based on market value fluctuation of Ares Capital Corp.	(17,970)	—	(17,970)
Deutsche Bank AG		300	Pay or receive amounts based on market value fluctuation of Ares Capital Corp.	(11,304)	—	(11,304)
Deutsche Bank AG		(3)	Pay or receive amounts based on market value fluctuation of Ares Capital Corp.	302	—	302
Deutsche Bank AG		3	Pay or receive amounts based on market value fluctuation of Ark Restaurants Corp.	8,575	—	8,575

SEE NOTES TO FINANCIAL STATEMENTS.

A63

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Total return swap agreements outstanding at June 30, 2015 (continued):

Counterparty(1)(2)(3)	Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG		(8)	Pay or receive amounts based on market value fluctuation of ARRIS Group, Inc.	$18,351	$—	$18,351
Deutsche Bank AG		(5)	Pay or receive amounts based on market value fluctuation of Ascena Retail Group, Inc.	(5,304)	—	(5,304)
Deutsche Bank AG		28	Pay or receive amounts based on market value fluctuation of Associated Estates Realty Corp.	3,914	—	3,914
Deutsche Bank AG		(60)	Pay or receive amounts based on market value fluctuation of AT&T, Inc.	(94,824)	—	(94,824)
Deutsche Bank AG		585	Pay or receive amounts based on market value fluctuation of AV Homes, Inc.	(7,634)	—	(7,634)
Deutsche Bank AG		— (r)	Pay or receive amounts based on market value fluctuation of AV Homes, Inc.	147	—	147
Deutsche Bank AG		— (r)	Pay or receive amounts based on market value fluctuation of Avago Technologies Ltd.	10	—	10
Deutsche Bank AG		3	Pay or receive amounts based on market value fluctuation of Axis Capital Holdings Ltd.	(6,501)	—	(6,501)
Deutsche Bank AG		11	Pay or receive amounts based on market value fluctuation of Baker Hughes, Inc.	57,247	—	57,247
Deutsche Bank AG		(27)	Pay or receive amounts based on market value fluctuation of BB&T Corp.	(92,386)	—	(92,386)
Deutsche Bank AG	GBP	81	Pay or receive amounts based on market value fluctuation of BG Group PLC	(75,600)	—	(75,600)
Deutsche Bank AG		1	Pay or receive amounts based on market value fluctuation of Bridge Capital Holdings	5,666	—	5,666
Deutsche Bank AG		— (r)	Pay or receive amounts based on market value fluctuation of Broadcom Corp.	(94)	—	(94)
Deutsche Bank AG		6	Pay or receive amounts based on market value fluctuation of Bunge Ltd.	33,047	—	33,047
Deutsche Bank AG		(2)	Pay or receive amounts based on market value fluctuation of Bunge Ltd.	(3,242)	—	(3,242)
Deutsche Bank AG		275	Pay or receive amounts based on market value fluctuation of Cal Dive International, Inc.	(253,733)	—	(253,733)
Deutsche Bank AG		(13)	Pay or receive amounts based on market value fluctuation of Capital Holdings, Inc.	(2,973)	—	(2,973)
Deutsche Bank AG		18	Pay or receive amounts based on market value fluctuation of Caretrust REIT	(57,168)	—	(57,168)
Deutsche Bank AG		32	Pay or receive amounts based on market value fluctuation of Casa Ley	(27,383)	—	(27,383)

SEE NOTES TO FINANCIAL STATEMENTS.

A64

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Total return swap agreements outstanding at June 30, 2015 (continued):

Counterparty(1)(2)(3)	Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG		250	Pay or receive amounts based on market value fluctuation of CBIZ, Inc.	$55,218	$—	$55,218
Deutsche Bank AG		(33)	Pay or receive amounts based on market value fluctuation of CBIZ, Inc.	(30,080)	—	(30,080)
Deutsche Bank AG		100	Pay or receive amounts based on market value fluctuation of CEMEX SAB	(11,957)	—	(11,957)
Deutsche Bank AG		(8)	Pay or receive amounts based on market value fluctuation of CEMEX SAB	4,866	—	4,866
Deutsche Bank AG		275	Pay or receive amounts based on market value fluctuation of Cenveo	9,334	—	9,334
Deutsche Bank AG		(24)	Pay or receive amounts based on market value fluctuation of Cenveo	4,011	—	4,011
Deutsche Bank AG		1,675	Pay or receive amounts based on market value fluctuation of Cheniere Energy, Inc.	(126,993)	—	(126,993)
Deutsche Bank AG		(8)	Pay or receive amounts based on market value fluctuation of Cheniere Energy, Inc.	70,118	—	70,118
Deutsche Bank AG		— (r)	Pay or receive amounts based on market value fluctuation of Chesapeake Energy Corp.	(63,609)	—	(63,609)
Deutsche Bank AG		(3)	Pay or receive amounts based on market value fluctuation of Chesapeake Energy Corp.	22,774	—	22,774
Deutsche Bank AG	HKD	(1)	Pay or receive amounts based on market value fluctuation of Cheung Kong Property Holdings Ltd.	(2,068)	—	(2,068)
Deutsche Bank AG		560	Pay or receive amounts based on market value fluctuation of Ciena Corp.	115,429	—	115,429
Deutsche Bank AG		(18)	Pay or receive amounts based on market value fluctuation of Ciena Corp.	(43,789)	—	(43,789)
Deutsche Bank AG		1	Pay or receive amounts based on market value fluctuation of CIGNA Corp.	(5,125)	—	(5,125)
Deutsche Bank AG		2	Pay or receive amounts based on market value fluctuation of Citrix Systems, Inc.	6,987	—	6,987
Deutsche Bank AG		(325)	Pay or receive amounts based on market value fluctuation of Citrix Systems, Inc.	2,390	—	2,390
Deutsche Bank AG	HKD	(1)	Pay or receive amounts based on market value fluctuation of CK Hutchinson, Inc.	6,504	—	6,504
Deutsche Bank AG		22	Pay or receive amounts based on market value fluctuation of Cleco Corp.	(13,351)	—	(13,351)
Deutsche Bank AG		1	Pay or receive amounts based on market value fluctuation of ClickSoftware Technologies Ltd.	(268)	—	(268)
Deutsche Bank AG		(3)	Pay or receive amounts based on market value fluctuation of Community Bank System, Inc.	(6,288)	—	(6,288)

SEE NOTES TO FINANCIAL STATEMENTS.

A65

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Total return swap agreements outstanding at June 30, 2015 (continued):

Counterparty(1)(2)(3)	Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG		950	Pay or receive amounts based on market value fluctuation of Convergys Corp.	$590,188	$—	$590,188
Deutsche Bank AG		(78)	Pay or receive amounts based on market value fluctuation of Convergys Corp.	(518,204)	—	(518,204)
Deutsche Bank AG		425	Pay or receive amounts based on market value fluctuation of Cowen Group, Inc.	115,428	—	115,428
Deutsche Bank AG		(145)	Pay or receive amounts based on market value fluctuation of Cowen Group, Inc.	(120,357)	—	(120,357)
Deutsche Bank AG	CAD	— (r)	Pay or receive amounts based on market value fluctuation of Crescent Point Energy Corp.	466	—	466
Deutsche Bank AG		23	Pay or receive amounts based on market value fluctuation of Crown Castle International Corp.	(61,999)	—	(61,999)
Deutsche Bank AG		(16)	Pay or receive amounts based on market value fluctuation of Crown Castle International Corp.	68,312	—	68,312
Deutsche Bank AG	GBP	76	Pay or receive amounts based on market value fluctuation of CSR PLC	17,443	—	17,443
Deutsche Bank AG		9	Pay or receive amounts based on market value fluctuation of DealerTrack Technologies, Inc.	(716)	—	(716)
Deutsche Bank AG		39	Pay or receive amounts based on market value fluctuation of DIRECT TV	292,363	—	292,363
Deutsche Bank AG		26	Pay or receive amounts based on market value fluctuation of Dominion Resources, Inc.	(128,774)	—	(128,774)
Deutsche Bank AG		(14)	Pay or receive amounts based on market value fluctuation of Dominion Resources, Inc.	106,503	—	106,503
Deutsche Bank AG	GBP	18	Pay or receive amounts based on market value fluctuation of Dragon Oil PLC	(250)	—	(250)
Deutsche Bank AG		11	Pay or receive amounts based on market value fluctuation of Dresser-Rand Group, Inc.	40,993	—	40,993
Deutsche Bank AG		7	Pay or receive amounts based on market value fluctuation of Durata Therapeutics, Inc.	6,933	—	6,933
Deutsche Bank AG	CAD	1,475	Pay or receive amounts based on market value fluctuation of Element Financial Corp.	84,954	—	84,954
Deutsche Bank AG	CAD	(58)	Pay or receive amounts based on market value fluctuation of Element Financial Corp.	(179,165)	—	(179,165)
Deutsche Bank AG		175	Pay or receive amounts based on market value fluctuation of Encore Capital Group, Inc.	(10,989)	—	(10,989)
Deutsche Bank AG		(3)	Pay or receive amounts based on market value fluctuation of Encore Capital Group, Inc.	2,015	—	2,015

SEE NOTES TO FINANCIAL STATEMENTS.

A66

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Total return swap agreements outstanding at June 30, 2015 (continued):

Counterparty(1)(2)(3)	Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG		(2)	Pay or receive amounts based on market value fluctuation of Endurance Specialty Holdings Ltd.	$(9,683)	$—	$(9,683)
Deutsche Bank AG		2	Pay or receive amounts based on market value fluctuation of Energy XXI Ltd.	(475,234)	—	(475,234)
Deutsche Bank AG		(17)	Pay or receive amounts based on market value fluctuation of Energy XXI Ltd.	172,730	—	172,730
Deutsche Bank AG		5	Pay or receive amounts based on market value fluctuation of Enova International, Inc.	(21,359)	—	(21,359)
Deutsche Bank AG		7	Pay or receive amounts based on market value fluctuation of Eurasia Drilling Co. Ltd.	(18,131)	—	(18,131)
Deutsche Bank AG		3	Pay or receive amounts based on market value fluctuation of EVOQ	3,219	—	3,219
Deutsche Bank AG		1	Pay or receive amounts based on market value fluctuation of Excel Trust, Inc.	(144)	—	(144)
Deutsche Bank AG		225	Pay or receive amounts based on market value fluctuation of EZCorp.	(32,844)	—	(32,844)
Deutsche Bank AG		(6)	Pay or receive amounts based on market value fluctuation of EZCorp.	15,281	—	15,281
Deutsche Bank AG	AUD	— (r)	Pay or receive amounts based on market value fluctuation of Federation Centres	—	—	—
Deutsche Bank AG		46	Pay or receive amounts based on market value fluctuation of Fiat Chrysler Automobiles NV	(583,347)	—	(583,347)
Deutsche Bank AG		(330)	Pay or receive amounts based on market value fluctuation of Fiat Chrysler Automobiles NV	584,102	—	584,102
Deutsche Bank AG		12	Pay or receive amounts based on market value fluctuation of Freescale Semiconductor Ltd.	(14,603)	—	(14,603)
Deutsche Bank AG		275	Pay or receive amounts based on market value fluctuation of Gain Capital Holdings, Inc.	44,626	—	44,626
Deutsche Bank AG		50	Pay or receive amounts based on market value fluctuation of General Cable Corp.	(20,775)	—	(20,775)
Deutsche Bank AG		(1)	Pay or receive amounts based on market value fluctuation of General Cable Corp.	(7,830)	—	(7,830)
Deutsche Bank AG	GBP	1	Pay or receive amounts based on market value fluctuation of Green King Co.	(251)	—	(251)
Deutsche Bank AG		375	Pay or receive amounts based on market value fluctuation of GTAdvanced Technologies, Inc.	(182,594)	—	(182,594)
Deutsche Bank AG		3,900	Pay or receive amounts based on market value fluctuation of H.J. Heinz Co.	10,515	—	10,515
Deutsche Bank AG		(12)	Pay or receive amounts based on market value fluctuation of Halliburton Co.	(44,943)	—	(44,943)

SEE NOTES TO FINANCIAL STATEMENTS.

A67

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Total return swap agreements outstanding at June 30, 2015 (continued):

Counterparty(1)(2)(3)	Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG		3	Pay or receive amounts based on market value fluctuation of Hawaiian Electric Industries, Inc.	$(10,788)	$—	$(10,788)
Deutsche Bank AG		8	Pay or receive amounts based on market value fluctuation of HCC Insurance Holdings, Inc.	(2,153)	—	(2,153)
Deutsche Bank AG		29	Pay or receive amounts based on market value fluctuation of Health Care REIT, Inc.	(146,679)	—	(146,679)
Deutsche Bank AG		(14)	Pay or receive amounts based on market value fluctuation of Health Care REIT, Inc.	151,732	—	151,732
Deutsche Bank AG		275	Pay or receive amounts based on market value fluctuation of Healthways, Inc.	(42,063)	—	(42,063)
Deutsche Bank AG		(7)	Pay or receive amounts based on market value fluctuation of Healthways, Inc.	40,819	—	40,819
Deutsche Bank AG		550	Pay or receive amounts based on market value fluctuation of Herbalife Ltd.	60,377	—	60,377
Deutsche Bank AG		52	Pay or receive amounts based on market value fluctuation of Heritage Financial Group, Inc.	291,652	—	291,652
Deutsche Bank AG		14	Pay or receive amounts based on market value fluctuation of Home Loan Servicing Solutions Ltd.	(15,259)	—	(15,259)
Deutsche Bank AG		2	Pay or receive amounts based on market value fluctuation of Home Properties, Inc.	(1,933)	—	(1,933)
Deutsche Bank AG		15	Pay or receive amounts based on market value fluctuation of Hospira, Inc.	16,450	—	16,450
Deutsche Bank AG		253	Pay or receive amounts based on market value fluctuation of Hudson City Bancorp, Inc.	(25,337)	—	(25,337)
Deutsche Bank AG		9	Pay or receive amounts based on market value fluctuation of Hudson Valley Holding Corp.	19,481	—	19,481
Deutsche Bank AG		1	Pay or receive amounts based on market value fluctuation of iGATE Corp.	127	—	127
Deutsche Bank AG		(1)	Pay or receive amounts based on market value fluctuation of IGI Laboratories, Inc.	1,665	—	1,665
Deutsche Bank AG	AUD	12	Pay or receive amounts based on market value fluctuation of iiNet Ltd.	10,091	—	10,091
Deutsche Bank AG		4	Pay or receive amounts based on market value fluctuation of Integrated Silicon Solution, Inc.	13,628	—	13,628
Deutsche Bank AG		(3)	Pay or receive amounts based on market value fluctuation of Iron Mountain, Inc.	1,766	—	1,766
Deutsche Bank AG		700	Pay or receive amounts based on market value fluctuation of iStar Financial, Inc.	11,034	—	11,034

SEE NOTES TO FINANCIAL STATEMENTS.

A68

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Total return swap agreements outstanding at June 30, 2015 (continued):

Counterparty(1)(2)(3)	Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG		15	Pay or receive amounts based on market value fluctuation of iStar Financial, Inc.	$(70,629)	$—	$(70,629)
Deutsche Bank AG		(96)	Pay or receive amounts based on market value fluctuation of iStar Financial, Inc.	27,856	—	27,856
Deutsche Bank AG		700	Pay or receive amounts based on market value fluctuation of Jakks Pacific, Inc.	175,450	—	175,450
Deutsche Bank AG		575	Pay or receive amounts based on market value fluctuation of Jakks Pacific, Inc.	148,498	—	148,498
Deutsche Bank AG		(116)	Pay or receive amounts based on market value fluctuation of Jakks Pacific, Inc.	(310,184)	—	(310,184)
Deutsche Bank AG	EUR	12	Pay or receive amounts based on market value fluctuation of Jazztel PLC	(2,068)	—	(2,068)
Deutsche Bank AG		3	Pay or receive amounts based on market value fluctuation of Journal Media Group, Inc.	(101)	—	(101)
Deutsche Bank AG		375	Pay or receive amounts based on market value fluctuation of KCAP Financial, Inc.	(97,714)	—	(97,714)
Deutsche Bank AG		(6)	Pay or receive amounts based on market value fluctuation of KCAP Financial, Inc.	948	—	948
Deutsche Bank AG		— (r)	Pay or receive amounts based on market value fluctuation of KLX, Inc.	671	—	671
Deutsche Bank AG		6	Pay or receive amounts based on market value fluctuation of KYTHERA Biopharmaceuticals, Inc.	7,440	—	7,440
Deutsche Bank AG	EUR	8	Pay or receive amounts based on market value fluctuation of Lafarge SA	(97,524)	—	(97,524)
Deutsche Bank AG		(25)	Pay or receive amounts based on market value fluctuation of Lam Research Corp.	(218,724)	—	(218,724)
Deutsche Bank AG	CAD	3	Pay or receive amounts based on market value fluctuation of Legacy Oil + Gas, Inc.	(480)	—	(480)
Deutsche Bank AG		500	Pay or receive amounts based on market value fluctuation of Lexington Realty Trust	(233,035)	—	(233,035)
Deutsche Bank AG		(63)	Pay or receive amounts based on market value fluctuation of Lexington Realty Trust	151,258	—	151,258
Deutsche Bank AG		— (r)	Pay or receive amounts based on market value fluctuation of Liberty Global PLC	10	—	10
Deutsche Bank AG		34	Pay or receive amounts based on market value fluctuation of LNB Bancorp	30,769	—	30,769
Deutsche Bank AG		5	Pay or receive amounts based on market value fluctuation of Lumines Ltd.	(12)	—	(12)

SEE NOTES TO FINANCIAL STATEMENTS.

A69

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Total return swap agreements outstanding at June 30, 2015 (continued):

Counterparty(1)(2)(3)	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	(22)	Pay or receive amounts based on market value fluctuation of M&T Bank Corp.	$(16,147)	$—	$(16,147)
Deutsche Bank AG	225	Pay or receive amounts based on market value fluctuation of M/I Homes, Inc.	(14,142)	—	(14,142)
Deutsche Bank AG	— (r)	Pay or receive amounts based on market value fluctuation of M/I Homes, Inc.	189	—	189
Deutsche Bank AG	(4)	Pay or receive amounts based on market value fluctuation of M/I Homes, Inc.	(3,835)	—	(3,835)
Deutsche Bank AG	11	Pay or receive amounts based on market value fluctuation of Maiden Holdings Ltd.	42,737	—	42,737
Deutsche Bank AG	(27)	Pay or receive amounts based on market value fluctuation of Maiden Holdings Ltd.	(41,246)	—	(41,246)
Deutsche Bank AG	625	Pay or receive amounts based on market value fluctuation of Meadowbrook Insurance Group, Inc.	47,666	—	47,666
Deutsche Bank AG	142	Pay or receive amounts based on market value fluctuation of Meadowbrook Insurance Group, Inc.	34,528	—	34,528
Deutsche Bank AG	8	Pay or receive amounts based on market value fluctuation of MeadWestvaco Corp.	(31,408)	—	(31,408)
Deutsche Bank AG	975	Pay or receive amounts based on market value fluctuation of Medicines Co. (The)	17,002	—	17,002
Deutsche Bank AG	(22)	Pay or receive amounts based on market value fluctuation of Medicines Co. (The)	(7,341)	—	(7,341)
Deutsche Bank AG	300	Pay or receive amounts based on market value fluctuation of Meritage Homes Corp.	(18,974)	—	(18,974)
Deutsche Bank AG	(3)	Pay or receive amounts based on market value fluctuation of Meritage Homes Corp.	(10,758)	—	(10,758)
Deutsche Bank AG	1,065	Pay or receive amounts based on market value fluctuation of Meritor, Inc.	(31,818)	—	(31,818)
Deutsche Bank AG	(72)	Pay or receive amounts based on market value fluctuation of Meritor, Inc.	86,868	—	86,868
Deutsche Bank AG	2,250	Pay or receive amounts based on market value fluctuation of MGIC Investment Corp.	180,019	—	180,019
Deutsche Bank AG	1,025	Pay or receive amounts based on market value fluctuation of MGIC Investment Corp.	279,560	—	279,560
Deutsche Bank AG	4	Pay or receive amounts based on market value fluctuation of MGIC Investment Corp.	19,188	—	19,188
Deutsche Bank AG	(214)	Pay or receive amounts based on market value fluctuation of MGIC Investment Corp.	(426,888)	—	(426,888)

SEE NOTES TO FINANCIAL STATEMENTS.

A70

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Total return swap agreements outstanding at June 30, 2015 (continued):

Counterparty(1)(2)(3)	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	— (r)	Pay or receive amounts based on market value fluctuation of MGM Resorts International	$3	$—	$3
Deutsche Bank AG	— (r)	Pay or receive amounts based on market value fluctuation of Micrel, Inc.	(4)	—	(4)
Deutsche Bank AG	3,950	Pay or receive amounts based on market value fluctuation of Microchip Technology, Inc.	(53,977)	—	(53,977)
Deutsche Bank AG	(152)	Pay or receive amounts based on market value fluctuation of Microchip Technology, Inc.	302,417	—	302,417
Deutsche Bank AG	— (r)	Pay or receive amounts based on market value fluctuation of Mitel Networks Corp.	(89)	—	(89)
Deutsche Bank AG	— (r)	Pay or receive amounts based on market value fluctuation of Mitel Networks Corp.	(6)	—	(6)
Deutsche Bank AG	625	Pay or receive amounts based on market value fluctuation of ModusLink Global Solutions, Inc.	(39,984)	—	(39,984)
Deutsche Bank AG	(56)	Pay or receive amounts based on market value fluctuation of ModusLink Global Solutions, Inc.	8,964	—	8,964
Deutsche Bank AG	5	Pay or receive amounts based on market value fluctuation of Montpelier Re Holdings Ltd.	4,295	—	4,295
Deutsche Bank AG	200	Pay or receive amounts based on market value fluctuation of Natural Resources, Inc.	(141,524)	—	(141,524)
Deutsche Bank AG	(6)	Pay or receive amounts based on market value fluctuation of Natural Resources, Inc.	3,601	—	3,601
Deutsche Bank AG	(1)	Pay or receive amounts based on market value fluctuation of Nextera Energy, Inc.	5,756	—	5,756
Deutsche Bank AG	(3)	Pay or receive amounts based on market value fluctuation of Noble Energy, Inc.	9,656	—	9,656
Deutsche Bank AG	100	Pay or receive amounts based on market value fluctuation of Northstar Real Estate	(33,028)	—	(33,028)
Deutsche Bank AG	(12)	Pay or receive amounts based on market value fluctuation of NorthStar Realty Finance Corp.	32,942	—	32,942
Deutsche Bank AG	(24)	Pay or receive amounts based on market value fluctuation of Northwest Bancshares, Inc.	(21,314)	—	(21,314)
Deutsche Bank AG	900	Pay or receive amounts based on market value fluctuation of Novellus Systems, Inc.	239,839	—	239,839
Deutsche Bank AG	3,325	Pay or receive amounts based on market value fluctuation of NRG Yield, Inc.	(310,439)	—	(310,439)
Deutsche Bank AG	(45)	Pay or receive amounts based on market value fluctuation of NRG Yield, Inc.	116,518	—	116,518

SEE NOTES TO FINANCIAL STATEMENTS.

A71

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Total return swap agreements outstanding at June 30, 2015 (continued):

Counterparty(1)(2)(3)	Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG		(53)	Pay or receive amounts based on market value fluctuation of NRG Yield, Inc.	$1,343,255	$—	$1,343,255
Deutsche Bank AG		(4)	Pay or receive amounts based on market value fluctuation of NXP Semiconductors NV	13,618	—	13,618
Deutsche Bank AG		65	Pay or receive amounts based on market value fluctuation of Office Depot, Inc.	(46,971)	—	(46,971)
Deutsche Bank AG		13	Pay or receive amounts based on market value fluctuation of Omnicare, Inc.	493,728	—	493,728
Deutsche Bank AG		3	Pay or receive amounts based on market value fluctuation of Omnicare, Inc.	(1,396)	—	(1,396)
Deutsche Bank AG		8	Pay or receive amounts based on market value fluctuation of Oneida Financial Corp.	6,613	—	6,613
Deutsche Bank AG		140	Pay or receive amounts based on market value fluctuation of Orbitz Worldwide, Inc.	(31,192)	—	(31,192)
Deutsche Bank AG	GBP	103	Pay or receive amounts based on market value fluctuation of Pace PLC	(54,161)	—	(54,161)
Deutsche Bank AG	CAD	5	Pay or receive amounts based on market value fluctuation of Pacific Rubiales Energy Corp.	(3,958)	—	(3,958)
Deutsche Bank AG		9	Pay or receive amounts based on market value fluctuation of Palo Alto Networks, Inc.	240,801	—	240,801
Deutsche Bank AG		(1)	Pay or receive amounts based on market value fluctuation of Palo Alto Networks, Inc.	(60,410)	—	(60,410)
Deutsche Bank AG		1	Pay or receive amounts based on market value fluctuation of PartnerRe Ltd.	(3,131)	—	(3,131)
Deutsche Bank AG		125	Pay or receive amounts based on market value fluctuation of PDL Biopharma, Inc.	(357)	—	(357)
Deutsche Bank AG		(3)	Pay or receive amounts based on market value fluctuation of PDL Biopharma, Inc.	810	—	810
Deutsche Bank AG		127	Pay or receive amounts based on market value fluctuation of Pepco Holdings, Inc.	(25,104)	—	(25,104)
Deutsche Bank AG		21	Pay or receive amounts based on market value fluctuation of Polypore International, Inc.	10,536	—	10,536
Deutsche Bank AG		7	Pay or receive amounts based on market value fluctuation of Post Holdings, Inc.	165,384	—	165,384
Deutsche Bank AG		(12)	Pay or receive amounts based on market value fluctuation of Post Holdings, Inc.	(165,126)	—	(165,126)
Deutsche Bank AG		500	Pay or receive amounts based on market value fluctuation of Powerwave Technologies, Inc.	(130,000)	—	(130,000)

SEE NOTES TO FINANCIAL STATEMENTS.

A72

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Total return swap agreements outstanding at June 30, 2015 (continued):

Counterparty(1)(2)(3)	Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	CAD	58	Pay or receive amounts based on market value fluctuation of Probe Mines Ltd.	$2,690	$—	$2,690
Deutsche Bank AG		32	Pay or receive amounts based on market value fluctuation of Property Development Center	(130)	—	(130)
Deutsche Bank AG		1	Pay or receive amounts based on market value fluctuation of Prosensa Holdings	(12,694)	—	(12,694)
Deutsche Bank AG		425	Pay or receive amounts based on market value fluctuation of Prospect Capital Corp.	(25,512)	—	(25,512)
Deutsche Bank AG		(1)	Pay or receive amounts based on market value fluctuation of Prospect Capital Corp.	111	—	111
Deutsche Bank AG		13	Pay or receive amounts based on market value fluctuation of QLT, Inc.	(16,479)	—	(16,479)
Deutsche Bank AG		1	Pay or receive amounts based on market value fluctuation of Quality Distribution, Inc.	(240)	—	(240)
Deutsche Bank AG		150	Pay or receive amounts based on market value fluctuation of Quantum Corp.	26,643	—	26,643
Deutsche Bank AG		(72)	Pay or receive amounts based on market value fluctuation of Quantum Corp.	(12,114)	—	(12,114)
Deutsche Bank AG		2	Pay or receive amounts based on market value fluctuation of Rally Software Development Corp.	48	—	48
Deutsche Bank AG		575	Pay or receive amounts based on market value fluctuation of Rambus, Inc.	80,262	—	80,262
Deutsche Bank AG		(40)	Pay or receive amounts based on market value fluctuation of Rambus, Inc.	(92,401)	—	(92,401)
Deutsche Bank AG	AUD	16	Pay or receive amounts based on market value fluctuation of Recall Holdings Ltd.	(3,745)	—	(3,745)
Deutsche Bank AG		6	Pay or receive amounts based on market value fluctuation of Red Hat, Inc.	50,360	—	50,360
Deutsche Bank AG		(625)	Pay or receive amounts based on market value fluctuation of Red Hat, Inc.	(95,447)	—	(95,447)
Deutsche Bank AG		(49)	Pay or receive amounts based on market value fluctuation of Renasant Corp.	(257,964)	—	(257,964)
Deutsche Bank AG		(22)	Pay or receive amounts based on market value fluctuation of Renewable Energy Group, Inc.	(24,513)	—	(24,513)
Deutsche Bank AG		400	Pay or receive amounts based on market value fluctuation of Renewable NRG Systems	(27,586)	—	(27,586)
Deutsche Bank AG		125	Pay or receive amounts based on market value fluctuation of Resource Capital Corp.	(11,333)	—	(11,333)

SEE NOTES TO FINANCIAL STATEMENTS.

A73

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Total return swap agreements outstanding at June 30, 2015 (continued):

Counterparty(1)(2)(3)	Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG		— (r)	Pay or receive amounts based on market value fluctuation of Resource Capital Corp.	$188	$—	$188
Deutsche Bank AG	GBP	47	Pay or receive amounts based on market value fluctuation of Rexam PLC	3,498	—	3,498
Deutsche Bank AG		(6)	Pay or receive amounts based on market value fluctuation of Rock-Tenn Co.	35,029	—	35,029
Deutsche Bank AG		5	Pay or receive amounts based on market value fluctuation of Rosetta Resources, Inc.	(9,028)	—	(9,028)
Deutsche Bank AG	GBP	(37)	Pay or receive amounts based on market value fluctuation of Royal Dutch Shell PLC	90,213	—	90,213
Deutsche Bank AG		— (r)	Pay or receive amounts based on market value fluctuation of RR Donnelley & Sons Co.	(41)	—	(41)
Deutsche Bank AG		8	Pay or receive amounts based on market value fluctuation of RTI International Metals, Inc.	(46,556)	—	(46,556)
Deutsche Bank AG		(1)	Pay or receive amounts based on market value fluctuation of Ryland Group, Inc. (The)	(266)	—	(266)
Deutsche Bank AG		29	Pay or receive amounts based on market value fluctuation of Sanchez Energy Corp.	(1,286,252)	—	(1,286,252)
Deutsche Bank AG		11	Pay or receive amounts based on market value fluctuation of Sanchez Energy Corp.	(631,341)	—	(631,341)
Deutsche Bank AG		(74)	Pay or receive amounts based on market value fluctuation of Sanchez Energy Corp.	638,289	—	638,289
Deutsche Bank AG		(8)	Pay or receive amounts based on market value fluctuation of Schulman, (A.), Inc.	(6,921)	—	(6,921)
Deutsche Bank AG		525	Pay or receive amounts based on market value fluctuation of Scorpio Tankers, Inc.	57,818	—	57,818
Deutsche Bank AG		(30)	Pay or receive amounts based on market value fluctuation of Scorpio Tankers, Inc.	(39,296)	—	(39,296)
Deutsche Bank AG		100	Pay or receive amounts based on market value fluctuation of Shengdatech, Inc.	(500)	—	(500)
Deutsche Bank AG		1,525	Pay or receive amounts based on market value fluctuation of Ship Finance International Ltd.	114,541	—	114,541
Deutsche Bank AG		(55)	Pay or receive amounts based on market value fluctuation of Ship Finance International Ltd.	(48,975)	—	(48,975)
Deutsche Bank AG		4	Pay or receive amounts based on market value fluctuation of Sigma-Aldrich Corp.	6,318	—	6,318
Deutsche Bank AG		70	Pay or receive amounts based on market value fluctuation of Southwestern Energy Co.	(469,611)	—	(469,611)

SEE NOTES TO FINANCIAL STATEMENTS.

A74

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Total return swap agreements outstanding at June 30, 2015 (continued):

Counterparty(1)(2)(3)	Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG		(125)	Pay or receive amounts based on market value fluctuation of Southwestern Energy Co.	$440,197	$—	$440,197
Deutsche Bank AG		750	Pay or receive amounts based on market value fluctuation of Spectrum Pharmaceuticals, Inc.	(50,219)	—	(50,219)
Deutsche Bank AG		(42)	Pay or receive amounts based on market value fluctuation of Spectrum Pharmaceuticals, Inc.	(3,892)	—	(3,892)
Deutsche Bank AG		5	Pay or receive amounts based on market value fluctuation of Standard Pacific Corp.	139	—	139
Deutsche Bank AG		(14)	Pay or receive amounts based on market value fluctuation of Staples, Inc.	18,347	—	18,347
Deutsche Bank AG		(18)	Pay or receive amounts based on market value fluctuation of Sterling Bancorp	(16,621)	—	(16,621)
Deutsche Bank AG		525	Pay or receive amounts based on market value fluctuation of Stillwater Mining Co.	(64,973)	—	(64,973)
Deutsche Bank AG		(27)	Pay or receive amounts based on market value fluctuation of Stillwater Mining Co.	60,682	—	60,682
Deutsche Bank AG		3,475	Pay or receive amounts based on market value fluctuation of SunEdison, Inc.	1,874,860	—	1,874,860
Deutsche Bank AG		1,350	Pay or receive amounts based on market value fluctuation of SunEdison, Inc.	600,129	—	600,129
Deutsche Bank AG		(305)	Pay or receive amounts based on market value fluctuation of SunEdison, Inc.	(2,481,920)	—	(2,481,920)
Deutsche Bank AG		109	Pay or receive amounts based on market value fluctuation of Susquehanna Bancshares, Inc.	115,539	—	115,539
Deutsche Bank AG	GBP	19	Pay or receive amounts based on market value fluctuation of Synergy Health PLC	(135,372)	—	(135,372)
Deutsche Bank AG	GBP	12	Pay or receive amounts based on market value fluctuation of Telecity Group PLC	(9,553)	—	(9,553)
Deutsche Bank AG		1	Pay or receive amounts based on market value fluctuation of Time Warner Cable, Inc.	22,357	—	22,357
Deutsche Bank AG		30	Pay or receive amounts based on market value fluctuation of T-Mobile US, Inc.	248,678	—	248,678
Deutsche Bank AG		(45)	Pay or receive amounts based on market value fluctuation of T-Mobile US, Inc.	(299,835)	—	(299,835)
Deutsche Bank AG	EUR	25	Pay or receive amounts based on market value fluctuation of TNT Express NV	(3,358)	—	(3,358)
Deutsche Bank AG	JPY	4	Pay or receive amounts based on market value fluctuation of Tokyo Electron Ltd.	(18,130)	—	(18,130)

SEE NOTES TO FINANCIAL STATEMENTS.

A75

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Total return swap agreements outstanding at June 30, 2015 (continued):

Counterparty(1)(2)(3)	Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG		1	Pay or receive amounts based on market value fluctuation of Tornier, Inc.	$(589)	$—	$(589)
Deutsche Bank AG		3,125	Pay or receive amounts based on market value fluctuation of Trinity Industries, Inc.	(927,259)	—	(927,259)
Deutsche Bank AG		(87)	Pay or receive amounts based on market value fluctuation of Trinity Industries, Inc.	677,481	—	677,481
Deutsche Bank AG	GBP	180	Pay or receive amounts based on market value fluctuation of TSB Banking Group PLC	63,109	—	63,109
Deutsche Bank AG		575	Pay or receive amounts based on market value fluctuation of TTM Technologies, Inc.	64,975	—	64,975
Deutsche Bank AG		(50)	Pay or receive amounts based on market value fluctuation of TTM Technologies, Inc.	(57,730)	—	(57,730)
Deutsche Bank AG		53	Pay or receive amounts based on market value fluctuation of Tyson Foods, Inc.	64,617	—	64,617
Deutsche Bank AG		(48)	Pay or receive amounts based on market value fluctuation of Tyson Foods, Inc.	(109,024)	—	(109,024)
Deutsche Bank AG		1	Pay or receive amounts based on market value fluctuation of Universal Corp.	118,576	—	118,576
Deutsche Bank AG		(16)	Pay or receive amounts based on market value fluctuation of Universal Corp.	(146,111)	—	(146,111)
Deutsche Bank AG		4	Pay or receive amounts based on market value fluctuation of Urban Edge Properties	(13,639)	—	(13,639)
Deutsche Bank AG		1,325	Pay or receive amounts based on market value fluctuation of UTi Worldwide, Inc.	(100,547)	—	(100,547)
Deutsche Bank AG		(55)	Pay or receive amounts based on market value fluctuation of UTi Worldwide, Inc.	96,324	—	96,324
Deutsche Bank AG		750	Pay or receive amounts based on market value fluctuation of Vantage Drilling Co.	(135,576)	—	(135,576)
Deutsche Bank AG		935	Pay or receive amounts based on market value fluctuation of Vector Group Ltd.	197,007	—	197,007
Deutsche Bank AG		(37)	Pay or receive amounts based on market value fluctuation of Vector Group Ltd.	(82,088)	—	(82,088)
Deutsche Bank AG		2,250	Pay or receive amounts based on market value fluctuation of Vishay Intertechnology, Inc.	(271,676)	—	(271,676)
Deutsche Bank AG		(147)	Pay or receive amounts based on market value fluctuation of Vishay Intertechnology, Inc.	248,102	—	248,102
Deutsche Bank AG		100	Pay or receive amounts based on market value fluctuation of Wabash National Corp.	(13,928)	—	(13,928)

SEE NOTES TO FINANCIAL STATEMENTS.

A76

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Total return swap agreements outstanding at June 30, 2015 (continued):

Counterparty(1)(2)(3)	Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG		(6)	Pay or receive amounts based on market value fluctuation of Wabash National Corp.	$13,243	$—	$13,243
Deutsche Bank AG		1,800	Pay or receive amounts based on market value fluctuation of WebMD Health Corp.	(17,833)	—	(17,833)
Deutsche Bank AG		625	Pay or receive amounts based on market value fluctuation of WebMD Health Corp.	(18,513)	—	(18,513)
Deutsche Bank AG		(26)	Pay or receive amounts based on market value fluctuation of WebMD Health Corp.	(53,883)	—	(53,883)
Deutsche Bank AG		(1)	Pay or receive amounts based on market value fluctuation of Western Alliance Bancorp	(4,990)	—	(4,990)
Deutsche Bank AG		— (r)	Pay or receive amounts based on market value fluctuation of Wisconsin Energy Corp.	—	—	—
Deutsche Bank AG	EUR	10	Pay or receive amounts based on market value fluctuation of World Duty Free SpA	(1,569)	—	(1,569)
Deutsche Bank AG		(1)	Pay or receive amounts based on market value fluctuation of Wright Medical Group, Inc.	539	—	539
Deutsche Bank AG		1	Pay or receive amounts based on market value fluctuation of XL Group PLC	2	—	2
Deutsche Bank AG	JPY	(629)	Pay or receive amounts based on market value fluctuation of Yahoo! Japan Corp.	(111,008)	—	(111,008)
Deutsche Bank AG		300	Pay or receive amounts based on market value fluctuation of Zais Financial Corp.	(29,047)	—	(29,047)
Deutsche Bank AG		(4)	Pay or receive amounts based on market value fluctuation of Zais Financial Corp.	6,418	—	6,418
Deutsche Bank AG		450	Pay or receive amounts based on market value fluctuation of Zaza Energy Corp.	(211,312)	—	(211,312)
Deutsche Bank AG		(2)	Pay or receive amounts based on market value fluctuation of Zaza Energy Corp.	36,318	—	36,318

				$(1,916,076)	$—	$(1,916,076)

(r)	Less than $500 par.

(1)	Bank of America total return swaps have termination dates of 8/12/19.

(2)	Credit Suisse First Boston Corp. total return swaps have a termination date of 9/30/15.

(3)	Deutsche Bank AG positions have a termination date of 8/31/15. On the Deutsche Bank AG positions, the Portfolio receives or pays the total return on the positions shown in the table above and pays or receives a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the swap.

SEE NOTES TO FINANCIAL STATEMENTS.

A77

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$4,047,879,800	$—	$—
Common Stocks	462,540,968	99,188,843	7,497,127
Exchange Traded Funds	103,452,812	—	—
Preferred Stocks	1,488,688	2,853,887	101
Rights	150,001	188,797	66,376
Unaffiliated Mutual Funds	111,779,859	—	—
Warrants	2,092,332	—	8,341
Asset-Backed Securities
Collateralized Debt Obligations	—	2,334,374	—
Collateralized Loan Obligations	—	8,646,821	—
Non-Residential Mortgage-Backed Securities	—	1,111,967	1,812,791
Residential Mortgage-Backed Securities	—	5,963,320	—
Bank Loans	—	723,669	335,621
Certificates of Deposit	—	7,551,083	—
Commercial Mortgage-Backed Securities	—	11,758,473	1,990,000
Convertible Bonds	—	2,244,209	12,716
Corporate Bonds	—	280,335,743	—
Foreign Government Bonds	—	377,446,775	—
Municipal Bonds	—	4,021,224	—
Residential Mortgage-Backed Securities	—	43,959,844	—
U.S. Government Agency Obligations	—	29,812,011	—
U.S. Treasury Obligations	—	505,080,412	—
Affiliated Money Market Mutual Fund	1,023,268,186	—	—
Repurchase Agreements	—	60,700,000	—
Foreign Treasury Obligations	—	20,272,829	—
Options Purchased	1,020,540	259,492	—
Short Sales—Common Stocks	(182,017,416)	(378,003)	—
Short Sales—U.S. Government Agency Obligations	—	(4,307,344)	—
Short Sales—U.S. Treasury Obligation	—	(425,963)	—
Options Written	(1,998,200)	(584,551)	—
Other Financial Instruments*
Financial Futures Contracts	(4,104,972)	—	—
Commodity Futures Contracts	(536,966)	—	—
Foreign Forward Currency Contracts	—	5,251,981	—
Over-the-counter interest rate swaps	—	(978,952)	—
Exchange-traded interest rate swaps	—	(1,049,766)	—
Over-the-counter credit default swaps	—	17,400	—
Exchange-traded credit default swaps	—	6,652	—
Total Return Swaps	—	(1,925,728)	9,652
Currency Swap Agreements	—	698,314	—

Total	$5,565,015,632	$1,460,777,813	$11,732,725

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

SEE NOTES TO FINANCIAL STATEMENTS.

A78

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2015 were as follows:

Affiliated Mutual Funds	57.9%
Affiliated Money Market Mutual Fund (1.8% represents investments purchased with collateral from securities on loan)	14.6
U.S. Treasury Obligations	7.2
Foreign Government Bonds	5.4
Oil, Gas & Consumable Fuels	2.0
Banks	1.7
Unaffiliated Mutual Funds	1.6
Exchange Traded Funds	1.5
Repurchase Agreements	0.9
Independent Power & Renewable Electricity Producers	0.8
Residential Mortgage-Backed Securities	0.7
Transportation Infrastructure	0.6
Electric Utilities	0.5
Multi-Utilities	0.5
Diversified Telecommunication Services	0.4
U.S. Government Agency Obligations	0.4
Capital Markets	0.4
Real Estate Investment Trusts (REITs)	0.4
Media	0.3
Construction & Engineering	0.3
Foreign Treasury Obligations	0.3
Wireless Telecommunication Services	0.3
Road & Rail	0.2
Internet Software & Services	0.2
Chemicals	0.2
Metals & Mining	0.2
Health Care Equipment & Supplies	0.2
Gas Utilities	0.2
Commercial Mortgage-Backed Securities	0.2
Diversified Financial Services	0.2
Semiconductors & Semiconductor Equipment	0.2
Health Care Providers & Services	0.2
Software	0.1
Specialty Retail	0.1
Collateralized Loan Obligations	0.1
Water Utilities	0.1
Commercial Services & Supplies	0.1
Energy Equipment & Services	0.1
Insurance	0.1
Food Products	0.1
Trading Companies & Distributors	0.1
Biotechnology	0.1
Thrifts & Mortgage Finance	0.1
Pharmaceuticals	0.1
Air Freight & Logistics	0.1
Machinery	0.1
Hotels, Restaurants & Leisure	0.1
Household Durables	0.1
Multiline Retail	0.1
IT Services	0.1
Consumer Finance	0.1
Aerospace & Defense	0.1
Municipal Bonds	0.1
Construction Materials	0.1
Beverages	0.1
Food & Staples Retailing	0.1
Communications Equipment	0.1
Airlines	0.1

Road & Rail	(0.1)%
Multi-Utilities	(0.1)
Aerospace & Defense	(0.1)
Electric Utilities	(0.1)
IT Services	(0.1)
Communications Equipment	(0.1)
Health Care Providers & Services	(0.1)
Machinery	(0.1)
Food & Staples Retailing	(0.1)
Pharmaceuticals	(0.1)
U.S. Government Agency Obligations	(0.1)
Chemicals	(0.1)
Energy Equipment & Services	(0.1)
Food Products	(0.1)
Specialty Retail	(0.1)
Media	(0.1)
Hotels, Restaurants & Leisure	(0.1)
Software	(0.1)
Real Estate Investment Trusts (REITs)	(0.1)
Insurance	(0.1)
Oil, Gas & Consumable Fuels	(0.1)
Banks	(0.1)
Biotechnology	(0.1)
Semiconductors & Semiconductor Equipment	(0.1)
Health Care Equipment & Supplies	(0.1)
Internet Software & Services	(0.2)

100.6
Liabilities in excess of other assets	(0.6)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A79

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2015 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$1,942,321	*	Due from/to broker-variation margin futures	$2,442,302	*
Interest rate contracts	Due from/to broker-variation margin swaps	1,307,349	*	Due from/to broker-variation margin swaps	2,357,115	*
Interest rate contracts	Unrealized appreciation on over-the-counter swap agreements	501,207		Unrealized depreciation on over-the-counter swap agreements	1,102,199
Interest rate contracts	Premiums paid for swap agreements	373,892		Premiums received for swap agreements	53,538
Interest rate contracts	Unaffiliated investments	715,950		Options Written outstanding, at value	1,456,373
Foreign exchange contracts	Due from/to broker-variation margin futures	342,363	*	Due from/to broker-variation margin futures	18,690	*
Foreign exchange contracts	Unrealized appreciation on foreign currency forward contracts	21,805,869		Unrealized depreciation on foreign currency forward contracts	16,553,888
Foreign exchange contracts	Unaffiliated investments	59,628		Options written outstanding, at value	530,903
Credit contracts	Unrealized appreciation on over-the-counter swap agreements	57,876		Unrealized depreciation on over-the-counter swap agreements	12,719
Credit contracts	Premiums paid for swap agreements	34,126		Premiums received for swap agreements	61,883
Credit contracts	Unaffiliated investments	1,611		Options written outstanding, at value	32,018
Credit contracts	Due from/to broker-variation margin swaps	134,420	*	Due from/to broker-variation margin swaps	127,768	*
Equity contracts	Unrealized appreciation on over-the-counter swap agreements	14,395,611		Unrealized depreciation on over-the-counter swap agreements	16,311,687
Equity contracts	Unaffiliated investments	3,008,690		Options written outstanding, at value	563,457
Equity contracts	Due from/to broker-variation margin futures	878,620	*	Due from/to broker-variation margin futures	4,807,284	*
Commodity contracts	Due from/to broker-variation margin futures	5,882,419	*	Due from/to broker-variation margin futures	6,419,385	*

Total		$51,441,952			$52,851,209

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A80

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Warrants(1)	Options Purchased(1)	Futures	Options Written	Swaps	Forward & Cross Currency Contracts(2)	Total
Interest rate contracts	$—	$—	$(357,080)	$(2,261,252)	$3,750,623	$384,043	$—	$1,516,334
Foreign exchange contracts	—	—	226,707	(980,970)	251,647	9,286	26,549,335	26,056,005
Credit contracts	—	—	—	—	23,106	(402,478)	—	(379,372)
Equity contracts	(5,402)	153,615	(412,175)	31,766,484	(79,486)	1,493,026	—	32,916,062
Commodity contracts	—	—	—	(23,422,076)	—	(1,889,263)	—	(25,311,339)

Total	$(5,402)	$153,615	$(542,548)	$5,102,186	$3,945,890	$(405,386)	$26,549,335	$34,797,690

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(3)	Warrants(3)	Options Purchased(3)	Futures	Options written	Swaps	Forward & Cross Currency Contracts(4)	Total
Interest rate contracts	$—	$—	$91,480	$(345,165)	$56,308	$79,124	$—	$(118,253)
Foreign exchange contracts	—	—	25,261	369,360	232,020	—	(13,947,621)	(13,320,980)
Credit contracts	—	—	16,970	—	(13,428)	350,607	—	354,149
Equity contracts	20,984	343,956	(864,942)	(14,368,007)	2,045,255	937,450	—	(11,885,304)
Commodity contracts	—	—	—	20,872,267	—	—	—	20,872,267

Total	$20,984	$343,956	$(731,231)	$6,528,455	$2,320,155	$1,367,181	$(13,947,621)	$(4,098,121)

(1) Included in net realized gain (loss) on investment transactions in the Statement of Operations.

(2) Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

(3) Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

(4) Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

For the six months ended June 30, 2015, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Forward Foreign Currency Exchange Contracts— Purchased(3)	Forward Foreign Currency Exchange Contracts—Sold(3)	Options Written(4)
$4,085,819	$1,618,440,788	$701,489,044	$997,355,283	$1,494,453,814	$132,057

SEE NOTES TO FINANCIAL STATEMENTS.

A81

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate Swap Agreements(4)	Credit Default Swap Agreements— Buy Protection(4)	Credit Default Swap Agreements— Sell Protection(4)	Total Return Swap Agreements(4)	Currency Swap Agreements(4)
$502,260	$16,679	$45,440	$91,943	$47,196

(1)	Cost.

(2)	Value at Trade Date.

(3)	Value at Settlement Date

(4)	Notional Amount in USD (000).

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received(3)	Net Amount
Bank of America(4)	$109,457	$(58,824)	$—	$50,633
Bank of America(5)	—	—	—	—
Bank of America(6)	436,990	(375,732)	—	61,258
Barclays Capital Group(4)	7,548	(7,548)	—	—
Barclays Capital Group(6)	679,356	(679,356)	—	—
Barclays Capital Group(7)	8,205,269	(3,961,058)	—	4,244,211
BNP Paribas(4)	2,263,818	(579,789)	(1,670,182)	13,847
Charles Schwab(6)	—	—	—	—
Citigroup Global Markets(4)	435,069	(435,069)	—	—
Citigroup Global Markets(5)	—	—	—	—
Citigroup Global Markets(6)	284,161	(49,898)	—	234,263
Credit Suisse First Boston Corp.(4)	583,570	(101,858)	(270,000)	211,712
Credit Suisse First Boston Corp.(5)	45,849	(30,832)	—	15,017
Deutsche Bank AG(4)	2,427,358	(548,541)	(2,550,275)	—
Deutsche Bank AG(5)	14,395,612	(14,395,612)	—	—
Goldman Sachs & Co.(4)	1,562,344	(458,694)	(1,120,133)	—
Hong Kong & Shanghai Bank(4)	96,226	(96,226)	—	—
JPMorgan Chase(4)	1,989,947	(171,156)	(1,580,190)	238,601
Morgan Stanley(4)	653,696	(639,476)	(10,002)	4,218
Morgan Stanley(7)	2,114,796	(2,114,796)	—	—
Royal Bank of Scotland Group PLC(4)	8,389	(8,389)	—	—
Royal Bank of Scotland Group PLC(5)	112,974	(87,361)	—	25,613
UBS AG(4)	852,031	(852,031)	—	—
UBS AG(8)	163,614	(58,024)	—	105,590

	$37,428,074

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged(3)	Net Amount
Bank of America(4)	$(58,824)	$58,824	$—	$—
Bank of America(5)	(6,379)	—	—	(6,379)
Bank of America(6)	(375,732)	375,732	—	—
Barclays Capital Group(4)	(114,089)	7,548	—	(106,541)
Barclays Capital Group(6)	(795,987)	679,356	—	(116,631)
Barclays Capital Group(7)	(3,961,058)	3,961,058	—	—
BNP Paribas(4)	(579,789)	579,789	—	—
Charles Schwab(6)	(18,132)	—	—	(18,132)
Citigroup Global Markets(4)	(590,566)	435,069	—	(155,497)

SEE NOTES TO FINANCIAL STATEMENTS.

A82

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged(3)	Net Amount
Citigroup Global Markets(5)	$(187)	$—	$—	$(187)
Citigroup Global Markets(6)	(49,898)	49,898	—	—
Credit Suisse First Boston Corp.(4)	(101,858)	101,858	—	—
Credit Suisse First Boston Corp.(5)	(30,832)	30,832	—	—
Deutsche Bank AG(4)	(548,541)	548,541	—	—
Deutsche Bank AG(5)	(16,305,309)	14,395,612	23,810,000	—
Goldman Sachs & Co.(4)	(458,694)	458,694	—	—
Hong Kong & Shanghai Bank(4)	(1,366,369)	96,226	1,493,230	—
JPMorgan Chase(4)	(171,156)	171,156	—	—
Morgan Stanley(4)	(639,476)	639,476	—	—
Morgan Stanley(7)	(5,688,992)	2,114,796	7,593,357	—
Royal Bank of Scotland Group PLC(4)	(347,015)	8,389	273,219	(65,407)
Royal Bank of Scotland Group PLC(5)	(87,361)	87,361	—	—
UBS AG(4)	(2,326,198)	852,031	—	(1,474,167)
UBS AG(8)	(58,024)	58,024	—	—

	$(34,680,466)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Amounts shown reflect actual collateral received or pledged by the Portfolio. Such amounts are applied up to 100% of the Portfolio’s OTC derivative exposure by counterparty.

(4)	PIMCO sleeve.

(5)	AQR sleeve.

(6)	Western Asset Management sleeve.

(7)	First Quadrant sleeve.

(8)	Alpha Simplex sleeve.

SEE NOTES TO FINANCIAL STATEMENTS.

A83

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2015

ASSETS:
Investments at value, including securities on loan of $120,370,026:
Affiliated investments (cost $4,277,423,660)	$5,071,147,986
Unaffiliated investments (cost $2,172,536,921)	2,158,702,046
Cash	5,498,063
Deposit with broker	201,437,553
Receivable for investments sold	92,463,870
Unrealized appreciation on forward foreign currency contracts	21,805,869
Deposit with counterparty	21,669,885
Unrealized appreciation on over-the-counter swap agreements	14,954,694
Dividends and interest receivable	11,184,756
Receivable for fund share sold	6,000,000
Due from broker-variation margin futures	4,776,763
Tax reclaim receivable	1,051,234
Premiums paid for swap agreements	408,018
Prepaid expenses	4,050

Total Assets	7,611,104,787

LIABILITIES:
Payable for investments purchased	247,238,274
Securities sold short, at value (proceeds received $182,073,563)	187,128,726
Payable to broker for collateral for securities on loan	123,578,430
Unrealized depreciation on over-the-counter swap agreements	17,426,605
Unrealized depreciation on forward foreign currency contracts	16,553,888
Payable for fund share repurchased	9,389,196
Deposit from counterparty	4,650,000
Options written outstanding, at value (premiums received $3,664,895)	2,582,751
Advisory fees payable	1,891,103
Payable to custodian	956,098
Accrued expenses and other liabilities	666,408
Loan payable.	643,000
Due to broker-variation margin swaps	376,978
Dividends payable on securities sold short	199,869
Premiums received for swap agreements	115,421
Distribution fee payable	40,772
Interest payable on securities sold short	3,700
Affiliated transfer agent fee payable	350

Total Liabilities	613,441,569

NET ASSETS	$6,997,663,218

Net assets were comprised of:
Paid-in capital	$5,501,708,636
Retained earnings	1,495,954,582

Net assets, June 30, 2015	$6,997,663,218

Net asset value and redemption price per share, $6,997,663,218 / 530,037,983 outstanding shares of beneficial interest	$13.20

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2015

INCOME
Interest income.	$17,364,206
Unaffiliated dividend income (net of $238,279 foreign withholding tax)	7,528,819
Affiliated dividend income	767,174
Affiliated income from securities lending, net	507,049

26,167,248

EXPENSES
Advisory fees	25,622,801
Distribution fee	1,512,868
Dividends on securities sold short	1,362,544
Custodian and accounting fees	915,000
Broker fees and expenses on short sales	235,350
Audit fee	45,000
Trustees’ fees	37,000
Insurance expenses	24,000
Shareholders’ reports	15,000
Legal fees and expenses	14,000
Commitment fee on syndicated credit agreement	7,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Interest expense	1,469
Loan interest expense	819
Miscellaneous	18,146

Total expenses	29,814,997

NET INVESTMENT LOSS	(3,647,749)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated $139,838,061)	186,894,505
Futures transactions	5,102,186
Options written transactions	3,945,890
Short sales transactions	(9,452,487)
Swap agreements transactions	(405,386)
Foreign currency transactions	(3,397,191)

182,687,517

Net change in unrealized appreciation (depreciation) on:
Investments and other assets (including affiliated $(45,417,928))	(95,116,060)
Futures	6,528,455
Options written	2,320,155
Short sales	8,856,691
Swap agreements	1,367,181
Foreign currencies	(15,460,980)

(91,504,558)

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	91,182,959

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$87,535,210

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2015	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(3,647,749)	$7,211,143
Net realized gain on investment and foreign currency transactions	182,687,517	257,475,546
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(91,504,558)	24,093,574

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	87,535,210	288,780,263

FUND SHARE TRANSACTIONS:
Fund share sold [1,325,978 and 7,690,846 shares, respectively]	17,757,175	99,707,968
Fund share repurchased [32,087,639 and 77,511,638 shares, respectively]	(427,823,046)	(995,086,692)

NET DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(410,065,871)	(895,378,724)

TOTAL DECREASE IN NET ASSETS	(322,530,661)	(606,598,461)
NET ASSETS:
Beginning of period	7,320,193,879	7,926,792,340

End of period	$6,997,663,218	$7,320,193,879

SEE NOTES TO FINANCIAL STATEMENTS.

A84

AST AQR LARGE-CAP PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

LONG-TERM INVESTMENTS — 97.4% COMMON STOCKS	Shares	Value (Note 2)
Aerospace & Defense — 4.2%
Boeing Co. (The)	71,000	$9,849,120
General Dynamics Corp.	218,431	30,949,488
L-3 Communications Holdings, Inc.	106,113	12,031,092
Lockheed Martin Corp.	96,781	17,991,588
Northrop Grumman Corp.	199,891	31,708,709
Raytheon Co.	173,300	16,581,344
Textron, Inc.	106,877	4,769,920
United Technologies Corp.	60,549	6,716,701

		130,597,962

Air Freight & Logistics — 0.5%
FedEx Corp.	84,000	14,313,600

Airlines — 2.3%
Delta Air Lines, Inc.	572,241	23,507,660
Southwest Airlines Co.	1,411,407	46,703,458

		70,211,118

Auto Components — 1.0%
Delphi Automotive PLC (United Kingdom)	287,500	24,463,375
Goodyear Tire & Rubber Co. (The)	241,485	7,280,773

		31,744,148

Automobiles — 0.1%
General Motors Co.	139,456	4,648,068

Banks — 5.4%
Citigroup, Inc.	536,504	29,636,481
Comerica, Inc.	205,559	10,549,288
Fifth Third Bancorp	985,870	20,525,813
JPMorgan Chase & Co.	512,600	34,733,776
KeyCorp	806,423	12,112,473
PNC Financial Services Group, Inc. (The)	181,500	17,360,475
Regions Financial Corp.	224,700	2,327,892
Wells Fargo & Co.	715,600	40,245,344

		167,491,542

Beverages — 2.3%
Coca-Cola Co. (The)	669,900	26,280,177
Dr. Pepper Snapple Group, Inc.	259,300	18,902,970
Monster Beverage Corp.*	54,012	7,238,688
PepsiCo, Inc.	189,800	17,715,932

		70,137,767

Biotechnology — 5.0%
Amgen, Inc.	253,303	38,887,077
Biogen Idec, Inc.*	100,363	40,540,630
Celgene Corp.*	199,196	23,053,949
Gilead Sciences, Inc.	447,726	52,419,760

		154,901,416

Building Products — 0.1%
Masco Corp.	110,900	2,957,703

Capital Markets — 1.7%
Ameriprise Financial, Inc.	16,234	2,028,114
Bank of New York Mellon Corp. (The)	96,700	4,058,499
Goldman Sachs Group, Inc. (The)	113,771	23,754,247
Invesco Ltd. (Bermuda)	100,093	3,752,487
Morgan Stanley	455,023	17,650,342

		51,243,689

COMMON STOCKS (continued)	Shares	Value (Note 2)
Chemicals — 2.4%
CF Industries Holdings, Inc.	244,670	$15,727,388
Dow Chemical Co. (The)	209,042	10,696,679
LyondellBasell Industries NV (Class A Stock)	354,108	36,657,260
Mosaic Co. (The)	161,860	7,583,141
PPG Industries, Inc.	30,704	3,522,363

		74,186,831

Communications Equipment — 1.0%
Cisco Systems, Inc.	1,137,804	31,244,098

Consumer Finance — 1.5%
Capital One Financial Corp.	235,400	20,708,138
Discover Financial Services	307,471	17,716,479
Navient Corp.	458,972	8,357,880

		46,782,497

Containers & Packaging — 0.4%
Avery Dennison Corp.	106,900	6,514,486
Owens-Illinois, Inc.*(a)	201,500	4,622,410

		11,136,896

Diversified Consumer Services — 0.1%
H&R Block, Inc.	60,600	1,796,790

Diversified Financial Services — 1.4%
Berkshire Hathaway, Inc. (Class B Stock)*	308,100	41,935,491

Diversified Telecommunication Services — 0.8%
Verizon Communications, Inc.	514,400	23,976,184

Electric Utilities — 1.4%
American Electric Power Co., Inc.	206,104	10,917,329
Duke Energy Corp.	29,100	2,055,042
Edison International	165,477	9,197,212
Entergy Corp.	124,344	8,766,252
Pinnacle West Capital Corp.	199,714	11,361,729

		42,297,564

Electronic Equipment, Instruments & Components — 0.3%
Corning, Inc.	16,346	322,507
TE Connectivity Ltd. (Switzerland)	163,774	10,530,668

		10,853,175

Energy Equipment & Services — 0.3%
Baker Hughes, Inc.	43,500	2,683,950
Cameron International Corp.*	119,245	6,244,861

		8,928,811

Food & Staples Retailing — 3.2%
CVS Health Corp.	460,875	48,336,570
Kroger Co. (The)	326,428	23,669,294
Wal-Mart Stores, Inc.	371,916	26,380,002

		98,385,866

Food Products — 2.7%
Archer-Daniels-Midland Co.	959,462	46,265,258
Hormel Foods Corp.	115,600	6,516,372
Kraft Foods Group, Inc.	96,506	8,216,521
Mondelez International, Inc. (Class A Stock)	554,800	22,824,472

		83,822,623

Health Care Equipment & Supplies — 0.8%
Edwards Lifesciences Corp.*	164,100	23,372,763

SEE NOTES TO FINANCIAL STATEMENTS.

A85

AST AQR LARGE-CAP PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Health Care Providers & Services — 7.0%
Aetna, Inc.	365,300	$46,561,138
AmerisourceBergen Corp.	173,657	18,466,685
Anthem, Inc.	198,300	32,548,962
Cardinal Health, Inc.	161,879	13,541,178
CIGNA Corp.	199,193	32,269,266
Express Scripts Holding Co.*	7,000	622,580
Humana, Inc.	18,880	3,611,366
Quest Diagnostics, Inc.	35,529	2,576,563
UnitedHealth Group, Inc.	444,884	54,275,848
Universal Health Services, Inc. (Class B Stock)	89,312	12,691,235

		217,164,821

Hotels, Restaurants & Leisure — 0.6%
Carnival Corp.	12,842	634,266
Darden Restaurants, Inc.	128,901	9,162,283
Starwood Hotels & Resorts Worldwide, Inc.	22,897	1,856,718
Wyndham Worldwide Corp.	70,600	5,782,846

		17,436,113

Household Products — 1.5%
Kimberly-Clark Corp.	189,805	20,113,636
Procter & Gamble Co. (The)	337,100	26,374,704

		46,488,340

Industrial Conglomerates — 1.0%
3M Co.	134,388	20,736,068
General Electric Co.	332,200	8,826,554

		29,562,622

Insurance — 4.5%
Aflac, Inc.	108,349	6,739,308
Allstate Corp. (The)	488,675	31,700,347
American International Group, Inc.	126,597	7,826,227
AON PLC	26,218	2,613,410
Assurant, Inc.	142,174	9,525,658
Chubb Corp. (The)	3,805	362,008
Hartford Financial Services Group, Inc. (The)	318,409	13,236,262
Lincoln National Corp.	214,162	12,682,674
MetLife, Inc.	375,622	21,031,076
Travelers Cos., Inc. (The)	185,106	17,892,346
Unum Group	421,214	15,058,401

		138,667,717

Internet Software & Services — 1.7%
Akamai Technologies, Inc.*	63,383	4,425,401
eBay, Inc.*	46,198	2,782,967
Facebook, Inc. (Class A Stock)*	7,630	654,387
Google, Inc. (Class C Stock)*	43,418	22,599,503
Google, Inc. (Class A Stock)*	41,300	22,303,652

		52,765,910

IT Services — 2.2%
Accenture PLC (Class A Stock)	6,382	617,650
Automatic Data Processing, Inc.	46,700	3,746,741
Cognizant Technology Solutions Corp. (Class A Stock)*	93,700	5,724,133
Computer Sciences Corp.	133,308	8,750,337
Fidelity National Information Services, Inc.	252,600	15,610,680
Fiserv, Inc.*	74,500	6,170,835

COMMON STOCKS (continued)	Shares	Value (Note 2)
IT Services (continued)
International Business Machines Corp.	97,300	$15,826,818
MasterCard, Inc. (Class A Stock)	22,700	2,121,996
Total System Services, Inc.	14,691	613,643
Visa, Inc. (Class A Stock)	11,217	753,222
Xerox Corp.	905,789	9,637,595

		69,573,650

Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc.	53,700	2,071,746
Waters Corp.*	4,549	584,001

		2,655,747

Machinery — 0.6%
Cummins, Inc.	105,494	13,839,758
Parker Hannifin Corp.	16,666	1,938,756
Snap-on, Inc.	16,731	2,664,412

		18,442,926

Media — 1.7%
Comcast Corp. (Class A Stock)	134,600	8,094,844
DIRECTV*	47,400	4,398,246
Gannett Co., Inc.*	119,307	1,669,105
Interpublic Group of Cos., Inc. (The)	241,837	4,660,199
TEGNA, Inc.	238,614	7,652,351
Time Warner Cable, Inc.	46,215	8,234,127
Time Warner, Inc.	74,253	6,490,455
Viacom, Inc. (Class B Stock)	108,283	6,999,413
Walt Disney Co. (The)	28,254	3,224,912

		51,423,652

Multiline Retail — 1.2%
Dollar General Corp.	160,142	12,449,439
Dollar Tree, Inc.*	36,753	2,903,119
Kohl’s Corp.	18,034	1,129,109
Macy’s, Inc.	87,400	5,896,878
Nordstrom, Inc.	18,400	1,370,800
Target Corp.	154,542	12,615,263

		36,364,608

Multi-Utilities — 1.7%
Consolidated Edison, Inc.(a)	90,600	5,243,928
DTE Energy Co.	152,080	11,351,251
PG&E Corp.	230,970	11,340,627
Public Service Enterprise Group, Inc.	591,776	23,244,961

		51,180,767

Oil, Gas & Consumable Fuels — 4.6%
Chevron Corp.	14,821	1,429,782
Exxon Mobil Corp.	304,168	25,306,778
Marathon Petroleum Corp.	614,006	32,118,654
Newfield Exploration Co.*	226,131	8,167,852
Phillips 66	165,660	13,345,570
Tesoro Corp.	98,280	8,295,815
Valero Energy Corp.	847,827	53,073,970

		141,738,421

Paper & Forest Products — 0.2%
International Paper Co.	141,135	6,716,615

Pharmaceuticals — 7.1%
AbbVie, Inc.	273,087	18,348,715
Bristol-Myers Squibb Co.	114,182	7,597,670

SEE NOTES TO FINANCIAL STATEMENTS.

A86

AST AQR LARGE-CAP PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Pharmaceuticals (continued)
Eli Lilly & Co.	101,003	$8,432,740
Johnson & Johnson	567,500	55,308,550
Merck & Co., Inc.	912,842	51,968,095
Pfizer, Inc.	1,967,036	65,954,717
Zoetis, Inc.	259,116	12,494,573

		220,105,060

Professional Services — 0.2%
Dun & Bradstreet Corp. (The)	63,708	7,772,376

Real Estate Investment Trusts (REITs) — 1.7%
American Tower Corp.	51,800	4,832,422
Boston Properties, Inc.	19,900	2,408,696
Crown Castle International Corp.	65,900	5,291,770
Equity Residential	67,000	4,701,390
HCP, Inc.	86,900	3,169,243
Health Care REIT, Inc.	68,000	4,462,840
ProLogis, Inc.	92,700	3,439,170
Public Storage	27,300	5,033,301
Simon Property Group, Inc.	65,900	11,402,018
Ventas, Inc.	55,800	3,464,622
Vornado Realty Trust	36,900	3,502,917

		51,708,389

Road & Rail
Union Pacific Corp.	3,471	331,029

Semiconductors & Semiconductor Equipment — 3.1%
Broadcom Corp. (Class A Stock)	89,683	4,617,778
Intel Corp.	1,554,222	47,271,662
Lam Research Corp.	52,337	4,257,615
Micron Technology, Inc.*(a)	30,700	578,388
NVIDIA Corp.(a)	502,660	10,108,493
Texas Instruments, Inc.	326,684	16,827,493
Xilinx, Inc.	242,919	10,727,303

		94,388,732

Software — 3.9%
CA, Inc.(a)	87,100	2,551,159
Citrix Systems, Inc.*	83,234	5,839,697
Electronic Arts, Inc.*(a)	357,900	23,800,350
Intuit, Inc.	30,420	3,065,423
Microsoft Corp.	1,371,300	60,542,895
Oracle Corp.	415,230	16,733,769
Symantec Corp.	359,700	8,363,025

		120,896,318

Specialty Retail — 5.1%
Best Buy Co., Inc.	848,746	27,677,607
Gap, Inc. (The)	337,618	12,886,879
Home Depot, Inc. (The)	280,000	31,116,400
L Brands, Inc.	124,218	10,649,209
Lowe’s Cos., Inc.	448,872	30,060,958
Ross Stores, Inc.	347,168	16,875,836
Staples, Inc.	1,018,460	15,592,623
TJX Cos., Inc. (The)	166,700	11,030,539
Urban Outfitters, Inc.*	65,177	2,281,195

		158,171,246

Technology Hardware, Storage & Peripherals — 6.3%
Apple, Inc.	953,400	119,580,195
Hewlett-Packard Co.	1,301,472	39,057,175

COMMON STOCKS (continued)	Shares	Value (Note 2)
Technology Hardware, Storage & Peripherals (continued)
NetApp, Inc.	384,245	$12,126,772
Western Digital Corp.	287,687	22,560,415

		193,324,557

Textiles, Apparel & Luxury Goods — 1.0%
Coach, Inc.	28,093	972,299
Michael Kors Holdings Ltd.*	13,247	557,566
NIKE, Inc. (Class B Stock)	95,444	10,309,861
Ralph Lauren Corp.	102,617	13,582,386
VF Corp.	95,500	6,660,170

		32,082,282

Tobacco — 1.5%
Altria Group, Inc.	582,857	28,507,536
Philip Morris International, Inc.	236,500	18,960,205

		47,467,741

TOTAL LONG-TERM INVESTMENTS (cost $2,705,244,072)		$3,003,396,241

SHORT-TERM INVESTMENT — 4.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $123,253,223; includes $48,407,960 of cash collateral for securities on loan)(b)(w)(Note 4)	123,253,223	123,253,223

TOTAL INVESTMENTS — 101.4% (cost $2,828,497,295)		3,126,649,464
LIABILITIES IN EXCESS OF OTHER ASSETS(x) — (1.4)%		(43,260,587)

NET ASSETS — 100.0%		$3,083,388,877

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $46,138,584; cash collateral of $ 48,407,960 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A87

AST AQR LARGE-CAP PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Futures contracts outstanding at June 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2015	Unrealized Depreciation(1)
Long Position:
724	S&P 500 E-Mini	Sep. 2015	$75,849,947	$74,369,280	$(1,480,667)

(1)	Cash of $3,330,400 has been segregated with Goldman Sachs & Co. to cover requirements for open contracts at June 30, 2015.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$130,597,962	$—	$—
Air Freight & Logistics	14,313,600	—	—
Airlines	70,211,118	—	—
Auto Components	31,744,148	—	—
Automobiles	4,648,068	—	—
Banks	167,491,542	—	—
Beverages	70,137,767	—	—
Biotechnology	154,901,416	—	—
Building Products	2,957,703	—	—
Capital Markets	51,243,689	—	—
Chemicals	74,186,831	—	—
Communications Equipment	31,244,098	—	—
Consumer Finance	46,782,497	—	—
Containers & Packaging	11,136,896	—	—
Diversified Consumer Services	1,796,790	—	—
Diversified Financial Services	41,935,491	—	—
Diversified Telecommunication Services	23,976,184	—	—
Electric Utilities	42,297,564	—	—
Electronic Equipment, Instruments & Components	10,853,175	—	—
Energy Equipment & Services	8,928,811	—	—
Food & Staples Retailing	98,385,866	—	—
Food Products	83,822,623	—	—
Health Care Equipment & Supplies	23,372,763	—	—
Health Care Providers & Services	217,164,821	—	—
Hotels, Restaurants & Leisure	17,436,113	—	—
Household Products	46,488,340	—	—
Industrial Conglomerates	29,562,622	—	—
Insurance	138,667,717	—	—
Internet Software & Services	52,765,910	—	—
IT Services	69,573,650	—	—
Life Sciences Tools & Services	2,655,747	—	—
Machinery	18,442,926	—	—
Media	51,423,652	—	—
Multiline Retail	36,364,608	—	—
Multi-Utilities	51,180,767	—	—
Oil, Gas & Consumable Fuels	141,738,421	—	—
Paper & Forest Products	6,716,615	—	—
Pharmaceuticals	220,105,060	—	—
Professional Services	7,772,376	—	—
Real Estate Investment Trusts (REITs)	51,708,389	—	—
Road & Rail	331,029	—	—
Semiconductors & Semiconductor Equipment	94,388,732	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A88

AST AQR LARGE-CAP PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

	Level 1	Level 2	Level 3
Software	$120,896,318	$—	$—
Specialty Retail	158,171,246	—	—
Technology Hardware, Storage & Peripherals	193,324,557	—	—
Textiles, Apparel & Luxury Goods	32,082,282	—	—
Tobacco	47,467,741	—	—
Affiliated Money Market Mutual Fund	123,253,223	—	—
Other Financial Instruments*
Financial Futures Contracts	(1,480,667)	—	—

Total	$3,125,168,797	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contacts which are recorded at fair value.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2015 were as follows:

Pharmaceuticals	7.1%
Health Care Providers & Services	7.0
Technology Hardware, Storage & Peripherals	6.3
Banks	5.4
Specialty Retail	5.1
Biotechnology	5.0
Oil, Gas & Consumable Fuels	4.6
Insurance	4.5
Aerospace & Defense	4.2
Affiliated Money Market Mutual Fund (1.6% represents investments purchased with collateral from securities on loan)	4.0
Software	3.9
Food & Staples Retailing	3.2
Semiconductors & Semiconductor Equipment	3.1
Food Products	2.7
Chemicals	2.4
Airlines	2.3
Beverages	2.3
IT Services	2.2
Internet Software & Services	1.7
Real Estate Investment Trusts (REITs)	1.7
Media	1.7
Capital Markets	1.7
Multi-Utilities	1.7
Tobacco	1.5

Consumer Finance	1.5%
Household Products	1.5
Electric Utilities	1.4
Diversified Financial Services	1.4
Multiline Retail	1.2
Textiles, Apparel & Luxury Goods	1.0
Auto Components	1.0
Communications Equipment	1.0
Industrial Conglomerates	1.0
Diversified Telecommunication Services	0.8
Health Care Equipment & Supplies	0.8
Machinery	0.6
Hotels, Restaurants & Leisure	0.6
Air Freight & Logistics	0.5
Containers & Packaging	0.4
Electronic Equipment, Instruments & Components	0.3
Energy Equipment & Services	0.3
Professional Services	0.2
Paper & Forest Products	0.2
Automobiles	0.1
Building Products	0.1
Life Sciences Tools & Services	0.1
Diversified Consumer Services	0.1

101.4
Liabilities in excess of other assets	(1.4)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2015 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	—	$—	Due from/to broker-variation margin futures	$1,480,667	*

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A89

AST AQR LARGE-CAP PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$9,692,970

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(3,048,692)

For the six months ended June 30, 2015, the Portfolio’s average value at trade date for futures long position was $100,844,704.

SEE NOTES TO FINANCIAL STATEMENTS.

A90

AST AQR LARGE-CAP PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2015

ASSETS:
Investments at value, including securities on loan of $46,138,584:
Unaffiliated investments (cost $2,705,244,072)	$3,003,396,241
Affiliated investments (cost $123,253,223)	123,253,223
Deposit with broker	3,330,400
Dividends receivable	3,841,637
Due from broker-variation margin futures	141,180
Receivable for fund share sold	106,700
Prepaid expenses	3,137

Total Assets	3,134,072,518

LIABILITIES:
Payable to broker for collateral for securities on loan	48,407,960
Payable for fund share repurchased	1,649,601
Advisory fees payable	507,151
Accrued expenses and other liabilities	75,549
Distribution fee payable	43,030
Affiliated transfer agent fee payable	350

Total Liabilities	50,683,641

NET ASSETS	$3,083,388,877

Net assets were comprised of:
Paid-in capital	$2,334,564,716
Retained earnings	748,824,161

Net assets, June 30, 2015	$3,083,388,877

Net asset value and redemption price per share, $3,083,388,877 / 226,734,068 outstanding shares of beneficial interest	$13.60

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2015

INCOME
Unaffiliated dividend income	$29,828,147
Affiliated dividend income	87,585
Affiliated income from securities lending, net	63,950

29,979,682

EXPENSES
Advisory fees	10,657,913
Distribution fee	1,490,289
Custodian and accounting fees	90,000
Insurance expenses	18,000
Trustees’ fees	17,000
Audit fee	12,000
Legal fees and expenses	7,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Shareholders’ reports	3,000
Miscellaneous	7,476

Total expenses	12,306,678
Less: advisory fee waivers and/or expense reimbursement	(3,681,013)

Net expenses	8,625,665

NET INVESTMENT INCOME	21,354,017

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on:
Investment transactions	145,813,847
Futures transactions	9,692,970

155,506,817

Net change in unrealized appreciation (depreciation) on:
Investments	(112,609,400)
Futures	(3,048,692)

(115,658,092)

NET GAIN ON INVESTMENTS	39,848,725

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$61,202,742

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2015	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$21,354,017	$33,593,253
Net realized gain on investment transactions	155,506,817	164,711,468
Net change in unrealized appreciation (depreciation) on investments	(115,658,092)	133,465,608

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	61,202,742	331,770,329

FUND SHARE TRANSACTIONS:
Fund share sold [29,050,671 and 9,122,438 shares, respectively]	393,472,424	113,434,897
Fund share repurchased [11,941,884 and 21,674,022 shares, respectively]	(162,622,591)	(268,928,736)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	230,849,833	(155,493,839)

TOTAL INCREASE IN NET ASSETS	292,052,575	176,276,490
NET ASSETS:
Beginning of period	2,791,336,302	2,615,059,812

End of period	$3,083,388,877	$2,791,336,302

SEE NOTES TO FINANCIAL STATEMENTS.

A91

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

LONG-TERM INVESTMENTS — 87.8%
AFFILIATED MUTUAL FUNDS	Shares	Value (Note 2)
AST AQR Emerging Markets Equity Portfolio*	1,804,950	$18,356,346
AST AQR Large-Cap Portfolio*	111,671,039	1,518,726,129
AST Boston Partners Large-Cap Value Portfolio*	18,287,739	334,665,623
AST ClearBridge Dividend Growth Portfolio*	25,214,319	329,803,292
AST Goldman Sachs Large-Cap Value Portfolio*	12,511,691	337,940,764
AST Goldman Sachs Mid-Cap Growth Portfolio*	3,189,407	25,100,634
AST Goldman Sachs Small-Cap Value Portfolio*	5,106,247	94,261,326
AST Goldman Sachs Strategic Income Portfolio*	16,346,372	158,232,879
AST Herndon Large-Cap Value Portfolio*	18,847,667	246,339,002
AST High Yield Portfolio*	15,897,926	136,881,142
AST International Growth Portfolio*	51,204,733	738,884,295
AST International Value Portfolio*	39,743,483	728,895,470
AST Jennison Large-Cap Growth Portfolio*	18,108,052	410,690,622
AST Large-Cap Value Portfolio*	14,733,425	336,364,093
AST Loomis Sayles Large-Cap Growth Portfolio*	14,586,721	483,403,924
AST Lord Abbett Core Fixed Income Portfolio*	25,911,851	309,646,623
AST MFS Growth Portfolio*	23,466,204	403,384,041
AST MFS Large-Cap Value Portfolio*	16,371,914	251,800,043
AST Mid-Cap Value Portfolio*	1,330,717	27,652,292
AST Money Market Portfolio*	11,055,071	11,055,071
AST Neuberger Berman Core Bond Portfolio*	14,978,524	162,067,634
AST Neuberger Berman Mid-Cap Growth Portfolio*	707,199	27,312,018
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	951,065	26,810,519
AST Parametric Emerging Markets Equity Portfolio*	2,029,133	17,267,924
AST PIMCO Limited Maturity Bond Portfolio*	5,452,759	56,926,809
AST Prudential Core Bond Portfolio*	74,179,319	829,324,791
AST QMA Emerging Markets Equity Portfolio*	1,148,869	11,293,380
AST QMA International Core Equity Portfolio*	33,580,795	364,351,623
AST QMA Large-Cap Portfolio*	109,340,988	1,509,999,040
AST Small-Cap Growth Opportunities Portfolio*	9,402,192	149,118,772
AST Small-Cap Growth Portfolio*	4,309,383	152,767,631
AST Small-Cap Value Portfolio*	9,841,505	215,922,610
AST T. Rowe Price Equity Income Portfolio*	12,785,313	166,464,781
AST T. Rowe Price Large-Cap Growth Portfolio*	13,649,907	323,093,308
AST T. Rowe Price Natural Resources Portfolio*	554,047	11,125,272
AST Templeton Global Bond Portfolio*	79,450	851,699
AST Western Asset Core Plus Bond Portfolio*	52,257,181	594,686,718

AFFILIATED MUTUAL FUNDS (continued)	Shares	Value (Note 2)
AST Western Asset Emerging Markets Debt Portfolio*	3,377,258	$32,793,175

TOTAL LONG-TERM INVESTMENTS (cost $9,569,864,868)(w)		11,554,261,315

SHORT-TERM INVESTMENTS — 11.2%
AFFILIATED MONEY MARKET MUTUAL FUND — 10.7%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $1,406,330,513)(w)(Note 4)	1,406,330,513	1,406,330,513

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(k)(n) — 0.5%
U.S. Treasury Bills
0.045%	12/17/15	600	599,831
0.065%	09/17/15	600	600,000
0.075%	09/17/15	800	800,000
0.080%	09/17/15	1,000	1,000,000
0.101%	09/17/15	2,000	2,000,000
0.150%	09/17/15	61,600	61,600,000

TOTAL U.S. TREASURY OBLIGATIONS (cost $66,579,033)			66,599,831

TOTAL SHORT-TERM INVESTMENTS (cost $1,472,909,546)			1,472,930,344

TOTAL INVESTMENTS — 99.0% (cost $11,042,774,414)			13,027,191,659
Other assets in excess of liabilities(x) — 1.0%			131,463,020

NET ASSETS — 100.0%			$13,158,654,679

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects yield to maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A92

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Futures contracts outstanding at June 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2015	Unrealized Appreciation (Depreciation)(1)
Long Positions:
872	2 Year U.S. Treasury Notes	Sep. 2015	$190,719,217	$190,913,500	$194,283
2,367	10 Year U.S. Treasury Notes	Sep. 2015	299,427,014	298,648,828	(778,186)
403	CAC40 10 Euro	Jul. 2015	21,628,598	21,505,044	(123,554)
62	DAX Index	Sep. 2015	18,977,987	19,010,820	32,833
3,187	Euro STOXX 50	Sep. 2015	122,051,141	122,082,231	31,090
176	FTSE 100 Index	Sep. 2015	18,434,039	17,958,393	(475,646)
557	Russell 2000 Mini Index	Sep. 2015	70,204,280	69,647,280	(557,000)
3,599	S&P 500 E-Mini	Sep. 2015	375,140,391	369,689,280	(5,451,111)
629	S&P 500 Index	Sep. 2015	327,819,075	323,054,400	(4,764,675)
567	TOPIX Index	Sep. 2015	76,517,318	75,539,772	(977,546)

					$(12,869,512)

(1)	U.S. Treasury securities with a combined market value of $66,599,831 have been segregated with Goldman Sachs & Co. to cover requirements for open contracts at June 30, 2015.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$12,960,591,828	$—	$—
U. S. Treasury Obligations	—	66,599,831	—
Other Financial Instruments*
Financial Futures Contracts	(12,869,512)	—	—

Total	$12,947,722,316	$66,599,831	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

The investment allocation of Portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2015 were as follows:

Investment Type
Large/Mid-Cap Growth	37.0%
Core Bonds	16.0
Large/Mid-Cap Value	11.9
Money Market	10.8
International Value	8.3
International Growth	5.6
Large/Mid-Cap Blend	2.5
Small-Cap Value	2.4
Small-Cap Growth	2.3
High Yield	1.0
Emerging Markets	0.6
U.S. Treasury Obligations	0.5
Sector	0.1

99.0
Other assets in excess of liabilities	1.0

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A93

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are interest rate risk and equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2015 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from/to broker — variation margin futures	$194,283	*	Due from/to broker — variation margin futures	$778,186	*
Equity contracts	Due from/to broker — variation margin futures	63,923	*	Due from/to broker — variation margin futures	12,349,532	*

Total		$258,206			$13,127,718

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$3,720,797
Equity contracts	83,200,333

Total	$86,921,130

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(1,802,684)
Equity contracts	(50,364,008)

Total	$(52,166,692)

For the six months ended June 30, 2015, the Portfolio’s average value at trade date for futures long position was $1,480,416,138.

SEE NOTES TO FINANCIAL STATEMENTS.

A94

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2015

ASSETS:
Investments at value:
Affiliated investments (cost $10,976,195,381)	$12,960,591,828
Unaffiliated investments (cost $66,579,033)	66,599,831
Foreign currency, at value (cost $133,021,942)	134,835,225
Receivable for investments sold	309,171
Dividends and interest receivable	212,124
Receivable for fund share sold	40,967
Prepaid expenses	1,745

Total Assets	13,162,590,891

LIABILITIES:
Payable for fund share repurchased	3,010,699
Advisory fees payable	759,137
Accrued expenses and other liabilities	144,560
Due to broker-variation margin futures	21,466
Affiliated transfer agent fee payable	350

Total Liabilities	3,936,212

NET ASSETS	$13,158,654,679

Net assets were comprised of:
Paid-in capital	$9,552,473,195
Retained earnings	3,606,181,484

Net assets, June 30, 2015	$13,158,654,679

Net asset value and redemption price per share, $13,158,654,679 / 857,114,480 outstanding shares of beneficial interest	$15.35

STATEMENT OF OPERATIONS (Unaudited)

Six Months Ended June 30, 2015

INCOME
Affiliated dividend income	$1,048,585
Interest income	34,116

1,082,701

EXPENSES
Advisory fees	9,902,743
Custodian and accounting fees	248,000
Trustees’ fees	58,000
Legal fees and expenses	17,000
Audit fee	10,000
Insurance expenses	10,000
Commitment fee on syndicated credit agreement	6,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Shareholders’ reports	2,000
Miscellaneous	12,640

Total expenses	10,270,383

NET INVESTMENT LOSS	(9,187,682)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated $416,471,401)	416,471,401
Futures transactions	86,921,130
Foreign currency transactions	(10,088,615)

493,303,916

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated $(121,316,571))	(121,298,982)
Futures	(52,166,692)
Foreign currencies	9,098,937

(164,366,737)

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	328,937,179

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$319,749,497

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2015	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment loss	$(9,187,682)	$(17,694,007)
Net realized gain on investment and foreign currency transactions	493,303,916	347,421,505
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(164,366,737)	508,956,806

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	319,749,497	838,684,304

FUND SHARE TRANSACTIONS:
Fund share sold [10,378,978 and 46,795,085 shares, respectively]	158,674,115	675,289,920
Fund share repurchased [20,736,458 and 39,769,236 shares, respectively]	(319,519,417)	(569,250,367)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(160,845,302)	106,039,553

TOTAL INCREASE IN NET ASSETS	158,904,195	944,723,857
NET ASSETS:
Beginning of period	12,999,750,484	12,055,026,627

End of period	$13,158,654,679	$12,999,750,484

SEE NOTES TO FINANCIAL STATEMENTS.

A95

AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

LONG-TERM INVESTMENTS — 99.0%
COMMON STOCKS	Shares	Value (Note 2)
Aerospace & Defense — 1.3%
Raytheon Co.	104,250	$9,974,640

Air Freight & Logistics — 3.1%
C.H. Robinson Worldwide, Inc.(a)	188,210	11,742,422
United Parcel Service, Inc. (Class B Stock)	134,250	13,010,167

		24,752,589

Beverages — 3.9%
Anheuser-Busch InBev NV (Belgium), ADR	87,470	10,555,005
Coca-Cola Co. (The)	302,710	11,875,313
PepsiCo, Inc.	87,460	8,163,516

		30,593,834

Capital Markets — 6.2%
Apollo Global Management LLC (Class A Stock)	197,440	4,373,296
Bank of New York Mellon Corp. (The)	204,590	8,586,642
BlackRock, Inc.	45,280	15,665,974
Blackstone Group LP (The)	486,390	19,878,759

		48,504,671

Chemicals — 4.4%
E.I. du Pont de Nemours & Co.	117,180	7,493,661
Ecolab, Inc.	82,180	9,292,093
PPG Industries, Inc.	83,940	9,629,597
Praxair, Inc.	69,500	8,308,725

		34,724,076

Commercial Services & Supplies — 1.6%
Waste Management, Inc.	275,670	12,777,305

Communications Equipment — 0.9%
QUALCOMM, Inc.	114,450	7,168,003

Consumer Finance — 1.0%
American Express Co.	104,430	8,116,300

Diversified Telecommunication Services — 1.6%
Verizon Communications, Inc.	276,700	12,896,987

Electric Utilities — 4.9%
Brookfield Infrastructure Partners LP	355,690	15,874,445
Exelon Corp.	289,570	9,098,289
NextEra Energy, Inc.	136,240	13,355,607

		38,328,341

Electrical Equipment — 0.9%
Eaton Corp. PLC	101,350	6,840,111

Energy Equipment & Services — 2.3%
Schlumberger Ltd.	206,160	17,768,930

Food & Staples Retailing — 3.5%
Costco Wholesale Corp.	105,830	14,293,400
Wal-Mart Stores, Inc.	187,730	13,315,689

		27,609,089

Food Products — 2.4%
Nestle SA (Switzerland), ADR	264,130	19,059,621

Health Care Providers & Services — 2.3%
UnitedHealth Group, Inc.	149,140	18,195,080

Household Products — 3.5%
Kimberly-Clark Corp.	165,110	17,496,707

COMMON STOCKS (continued)	Shares	Value (Note 2)
Household Products (continued)
Procter & Gamble Co. (The)	124,520	$9,742,445

		27,239,152

Independent Power & Renewable Electricity Producers — 1.9%
AES Corp.	465,000	6,165,900
Brookfield Renewable Energy Partners LP (Canada), (NYSE)	47,160	1,399,709
Brookfield Renewable Energy Partners LP (Canada), (TSX)	241,760	7,188,924

		14,754,533

Industrial Conglomerates — 5.0%
3M Co.	108,730	16,777,039
General Electric Co.	842,370	22,381,771

		39,158,810

Insurance — 4.7%
MetLife, Inc.	372,900	20,878,671
Travelers Cos., Inc. (The)	163,160	15,771,046

		36,649,717

IT Services — 1.6%
Automatic Data Processing, Inc.	162,450	13,033,363

Machinery — 0.5%
Caterpillar, Inc.	46,900	3,978,058

Media — 7.6%
Comcast Corp. (Special Class A Stock)	309,490	18,550,831
Time Warner, Inc.	231,080	20,198,703
Walt Disney Co. (The)	182,720	20,855,661

		59,605,195

Multi-Utilities — 2.0%
WEC Energy Group, Inc.(a)	352,030	15,830,789

Oil, Gas & Consumable Fuels — 6.6%
Chevron Corp.	136,110	13,130,532
Exxon Mobil Corp.	206,050	17,143,360
Occidental Petroleum Corp.	95,040	7,391,261
Spectra Energy Corp.	447,670	14,594,042

		52,259,195

Paper & Forest Products — 1.4%
International Paper Co.	230,510	10,969,971

Pharmaceuticals — 5.8%
Johnson & Johnson	182,830	17,818,612
Merck & Co., Inc.	330,060	18,790,316
Pfizer, Inc.	275,080	9,223,432

		45,832,360

Real Estate Investment Trusts (REITs) — 4.1%
American Tower Corp.	217,180	20,260,722
Healthcare Trust of America, Inc. (Class A Stock)	104,210	2,495,829
Weyerhaeuser Co.	294,510	9,277,065

		32,033,616

Road & Rail — 2.2%
Union Pacific Corp.	181,910	17,348,757

Semiconductors & Semiconductor Equipment — 2.5%
Intel Corp.	504,590	15,347,105

SEE NOTES TO FINANCIAL STATEMENTS.

A96

AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Semiconductors & Semiconductor Equipment (continued)
Texas Instruments, Inc.(a)	88,610	$4,564,301

		19,911,406

Software — 4.1%
Microsoft Corp.	443,800	19,593,770
Oracle Corp.	318,530	12,836,759

		32,430,529

Specialty Retail — 2.4%
Home Depot, Inc. (The)	170,470	18,944,331

Technology Hardware, Storage & Peripherals — 2.8%
Apple, Inc.	173,940	21,816,425

TOTAL LONG-TERM INVESTMENTS (cost $660,806,090)		779,105,784

SHORT-TERM INVESTMENT — 3.8%	Shares	Value (Note 2)
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $29,968,432; includes $25,799,229 of cash collateral for securities on loan)(b)(w)(Note 4)	29,968,432	$29,968,432

TOTAL INVESTMENTS — 102.8% (cost $690,774,522)		809,074,216
Liabilities in excess of other assets — (2.8)%		(22,126,400)

NET ASSETS — 100.0%		$786,947,816

See the Glossary for abbreviations used in the Portfolio descriptions.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $25,173,714; cash collateral of $25,799,229 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A97

AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$9,974,640	$—	$—
Air Freight & Logistics	24,752,589	—	—
Beverages	30,593,834	—	—
Capital Markets	48,504,671	—	—
Chemicals	34,724,076	—	—
Commercial Services & Supplies	12,777,305	—	—
Communications Equipment	7,168,003	—	—
Consumer Finance	8,116,300	—	—
Diversified Telecommunication Services	12,896,987	—	—
Electric Utilities	38,328,341	—	—
Electrical Equipment	6,840,111	—	—
Energy Equipment & Services	17,768,930	—	—
Food & Staples Retailing	27,609,089	—	—
Food Products	19,059,621	—	—
Health Care Providers & Services	18,195,080	—	—
Household Products	27,239,152	—	—
Independent Power & Renewable Electricity Producers	14,754,533	—	—
Industrial Conglomerates	39,158,810	—	—
Insurance	36,649,717	—	—
IT Services	13,033,363	—	—
Machinery	3,978,058	—	—
Media	59,605,195	—	—
Multi-Utilities	15,830,789	—	—
Oil, Gas & Consumable Fuels	52,259,195	—	—
Paper & Forest Products	10,969,971	—	—
Pharmaceuticals	45,832,360	—	—
Real Estate Investment Trusts (REITs)	32,033,616	—	—
Road & Rail	17,348,757	—	—
Semiconductors & Semiconductor Equipment	19,911,406	—	—
Software	32,430,529	—	—
Specialty Retail	18,944,331	—	—
Technology Hardware, Storage & Peripherals	21,816,425	—	—
Affiliated Money Market Mutual Fund	29,968,432	—	—

Total	$809,074,216	$—	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A98

AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2015 were as follows:

Media	7.6%
Oil, Gas & Consumable Fuels	6.6
Capital Markets	6.2
Pharmaceuticals	5.8
Industrial Conglomerates	5.0
Electric Utilities	4.9
Insurance	4.7
Chemicals	4.4
Software	4.1
Real Estate Investment Trusts (REITs)	4.1
Beverages	3.9
Affiliated Money Market Mutual Fund (3.3% represents investments purchased with collateral from securities on loan)	3.8
Food & Staples Retailing	3.5
Household Products	3.5
Air Freight & Logistics	3.1
Technology Hardware, Storage & Peripherals	2.8
Semiconductors & Semiconductor Equipment	2.5

Food Products	2.4%
Specialty Retail	2.4
Health Care Providers & Services	2.3
Energy Equipment & Services	2.3
Road & Rail	2.2
Multi-Utilities	2.0
Independent Power & Renewable Electricity Producers	1.9
IT Services	1.6
Diversified Telecommunication Services	1.6
Commercial Services & Supplies	1.6
Paper & Forest Products	1.4
Aerospace & Defense	1.3
Consumer Finance	1.0
Communications Equipment	0.9
Electrical Equipment	0.9
Machinery	0.5

102.8
Liabilities in excess of other assets	(2.8)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A99

AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2015

ASSETS:
Investments at value, including securities on loan of $25,173,714:
Unaffiliated investments (cost $660,806,090)	$779,105,784
Affiliated investments (cost $29,968,432)	29,968,432
Cash	53,720
Receivable for investments sold	3,851,385
Dividends receivable	1,227,450
Tax reclaim receivable	257,594
Receivable for fund share sold	256,549
Prepaid expenses	1,704

Total Assets	814,722,618

LIABILITIES:
Payable to broker for collateral for securities on loan	25,799,229
Payable for investments purchased	1,642,707
Advisory fees payable	203,091
Payable for fund share repurchased	73,754
Accrued expenses and other liabilities	44,725
Distribution fee payable	10,946
Affiliated transfer agent fee payable	350

Total Liabilities	27,774,802

NET ASSETS	$786,947,816

Net assets were comprised of:
Paid-in capital	$402,769,546
Retained earnings	384,178,270

Net assets, June 30, 2015	$786,947,816

Net asset value and redemption price per share, $786,947,816 / 60,172,862 outstanding shares of beneficial interest	$13.08

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2015

INCOME
Unaffiliated dividend income (net of $241,208 foreign withholding tax)	$14,133,055
Affiliated dividend income	44,779
Affiliated income from securities lending, net	35,822

14,213,656

EXPENSES
Advisory fees	4,719,059
Distribution fee	573,111
Custodian and accounting fees	47,000
Audit fee	12,000
Trustees’ fees	11,000
Insurance expenses	10,000
Legal fees and expenses	6,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Shareholders’ reports	3,000
Loan interest expense	1,100
Miscellaneous	9,973

Total expenses	5,396,243
Less: advisory fee waivers and/or expense reimbursement	(630,422)

Net expenses	4,765,821

NET INVESTMENT INCOME	9,447,835

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain on:
Investment transactions	167,178,725
Foreign currency transactions	19,792

167,198,517

Net change in unrealized appreciation (depreciation) on:
Investments	(203,076,603)
Foreign currencies	1,050

(203,075,553)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(35,877,036)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(26,429,201)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2015	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$9,447,835	$24,662,779
Net realized gain on investment and foreign currency transactions	167,198,517	33,921,273
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(203,075,553)	128,277,021

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(26,429,201)	186,861,073

FUND SHARE TRANSACTIONS:
Fund share sold [3,679,751 and 9,197,890 shares, respectively]	49,237,267	115,816,759
Fund share repurchased [59,161,970 and 11,565,499 shares, respectively]	(790,462,529)	(144,460,608)

NET DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(741,225,262)	(28,643,849)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(767,654,463)	158,217,224
NET ASSETS:
Beginning of period	1,554,602,279	1,396,385,055

End of period	$786,947,816	$1,554,602,279

SEE NOTES TO FINANCIAL STATEMENTS.

A100

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

LONG-TERM INVESTMENTS — 90.3%
COMMON STOCKS — 61.8%	Shares	Value (Note 2)
Aerospace & Defense — 0.7%
B/E Aerospace, Inc.	53,290	$2,925,621
Boeing Co. (The)	122,820	17,037,590
Finmeccanica SpA (Italy)*	257,000	3,232,834
Safran SA (France)	16,730	1,136,963

		24,333,008

Air Freight & Logistics — 0.5%
FedEx Corp.	112,050	19,093,320

Airlines — 0.5%
Air New Zealand Ltd. (New Zealand)	620,502	1,072,075
Alaska Air Group, Inc.	42,670	2,749,228
American Airlines Group, Inc.	177,880	7,103,638
Copa Holdings SA (Panama) (Class A Stock)(a)	7,000	578,130
International Consolidated Airlines Group SA (United Kingdom)*	183,700	1,427,543
Japan Airlines Co. Ltd. (Japan)	47,400	1,651,862
JetBlue Airways Corp.*(a)	97,830	2,030,951

		16,613,427

Auto Components — 1.0%
Bridgestone Corp. (Japan)	134,400	4,967,772
Continental AG (Germany)	26,670	6,314,865
Delphi Automotive PLC (United Kingdom)	208,900	17,775,301
Denso Corp. (Japan)	14,900	741,321
Hyundai Mobis Co. Ltd. (South Korea)	4,166	790,905
Sumitomo Rubber Industries Ltd. (Japan)	57,300	887,595
Valeo SA (France)	8,700	1,376,195

		32,853,954

Automobiles — 0.6%
Fuji Heavy Industries Ltd. (Japan)	23,800	875,145
Harley-Davidson, Inc.	143,150	8,066,503
Honda Motor Co. Ltd. (Japan)	135,600	4,382,572
Hyundai Motor Co. (South Korea)	4,226	514,458
Tata Motors Ltd. (India)	113,339	767,970
Toyota Motor Corp. (Japan)	63,800	4,269,323
Yamaha Motor Co. Ltd. (Japan)	16,200	353,965

		19,229,936

Banks — 5.5%
Axis Bank Ltd. (India)	75,836	664,797
Banca Popolare dell’Emilia Romagna SC (Italy)	243,500	2,172,585
Banco Bilbao Vizcaya Argentaria SA (Spain)	202,028	1,990,779
Banco de Credito e Inversiones (Chile)	10,433	458,659
Bank Central Asia Tbk PT (Indonesia)	693,900	700,754
Bank of America Corp.	1,302,300	22,165,146
Bank of China Ltd. (China) (Class H Stock)	2,776,000	1,801,572
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	1,269,300	982,397
BNP Paribas SA (France)	83,449	5,063,924
BOC Hong Kong Holdings Ltd. (Hong Kong)	346,000	1,440,070
Boston Private Financial Holdings, Inc.	348,450	4,672,715
CaixaBank SA (Spain)	299,438	1,393,378
Capitec Bank Holdings Ltd. (South Africa)	29,900	1,191,871
Citigroup, Inc.	608,110	33,591,996
Commercial International Bank Egypt SAE (Egypt), GDR	140,500	1,015,618

COMMON STOCKS (continued)	Shares	Value (Note 2)
Banks (continued)
Commonwealth Bank of Australia (Australia)	26,904	$1,764,285
CVB Financial Corp.	144,810	2,550,104
Danske Bank A/S (Denmark)	161,848	4,757,845
DBS Group Holdings Ltd. (Singapore)	349,000	5,354,935
East West Bancorp, Inc.	35,610	1,596,040
Eurobank Ergasias SA (Greece)*	2,066,200	276,034
First Citizens BancShares, Inc. (Class A Stock)	3,940	1,036,378
FirstMerit Corp.	108,750	2,265,263
Great Western Bancorp, Inc.	74,740	1,801,981
Guaranty Trust Bank PLC (Nigeria)	8,522,691	1,156,086
Hanmi Financial Corp.	103,480	2,570,443
Hilltop Holdings, Inc.*	162,760	3,920,888
ING Groep NV (Netherlands), CVA	414,400	6,881,282
Intesa Sanpaolo SpA (Italy)	539,300	1,958,464
Kasikornbank PCL (Thailand)	93,340	520,637
KBC Groep NV (Belgium)	38,332	2,569,713
Kenya Commercial Bank Ltd. (Kenya)	893,300	494,654
KeyCorp	822,240	12,350,045
King’s Town Bank Co. Ltd. (Taiwan)	778,000	675,398
Lloyds Banking Group PLC (United Kingdom)	6,904,400	9,267,023
M&T Bank Corp.(a)	49,110	6,135,312
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,404,700	10,106,067
National Australia Bank Ltd. (Australia)	11,239	288,664
Natixis SA (France)	230,190	1,661,364
Nordea Bank AB (Sweden)	167,800	2,092,760
Regions Financial Corp.	1,453,260	15,055,774
Societe Generale SA (France)	46,070	2,161,784
Suruga Bank Ltd. (Japan)	25,800	552,665
UniCredit SpA (Italy)	214,900	1,444,319
United Overseas Bank Ltd. (Singapore)	33,600	574,862
Westpac Banking Corp. (Australia)	214,793	5,314,424

		188,461,754

Beverages — 1.4%
Anheuser-Busch InBev NV (Belgium)	64,306	7,738,629
Asahi Group Holdings Ltd. (Japan)	146,900	4,665,278
Britvic PLC (United Kingdom)	231,000	2,602,590
Constellation Brands, Inc. (Class A Stock)	119,680	13,885,274
Diageo PLC (United Kingdom)	80,092	2,319,433
Monster Beverage Corp.*	107,070	14,349,521
Pernod Ricard SA (France)	18,200	2,103,969
Yantai Changyu Pioneer Wine Co. Ltd. (China) (Class B Stock)	259,444	1,068,026

		48,732,720

Biotechnology — 2.2%
Alder Biopharmaceuticals, Inc.*	65,240	3,455,763
BioMarin Pharmaceutical, Inc.*	185,470	25,368,587
CSL Ltd. (Australia)	15,412	1,027,464
Medivation, Inc.*	105,010	11,992,142
Receptos, Inc.*	70,250	13,351,013
Swedish Orphan Biovitrum AB (Sweden)*	106,700	1,414,919
TESARO, Inc.*	37,090	2,180,521
Vertex Pharmaceuticals, Inc.*	129,210	15,954,851

		74,745,260

SEE NOTES TO FINANCIAL STATEMENTS.

A101

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Building Products — 0.1%
Cie de Saint-Gobain (France)	31,117	$1,404,667
Daikin Industries Ltd. (Japan)	5,000	359,442
Sung Kwang Bend Co. Ltd. (South Korea)	39,048	414,428

		2,178,537

Capital Markets — 1.0%
Artisan Partners Asset Management, Inc. (Class A Stock)	91,014	4,228,510
E*Trade Financial Corp.*	95,830	2,870,109
Invesco Ltd.	323,900	12,143,011
Julius Baer Group Ltd. (Switzerland)*	35,760	2,006,635
Lazard Ltd. (Class A Stock), MLP	72,500	4,077,400
Macquarie Group Ltd. (Australia)	21,885	1,371,216
Nomura Holdings, Inc. (Japan)	72,000	486,133
Partners Group Holding AG (Switzerland)	6,850	2,047,381
UBS Group AG (Switzerland)*	172,353	3,656,724

		32,887,119

Chemicals — 1.8%
Air Liquide SA (France)	16,600	2,106,387
Albemarle Corp.	32,270	1,783,563
Arkema SA (France)	66,450	4,803,519
Ashland, Inc.	100,840	12,292,396
CF Industries Holdings, Inc.	183,200	11,776,096
Croda International PLC (United Kingdom)	34,400	1,487,416
Daicel Corp. (Japan)	54,600	700,638
Ecolab, Inc.	91,350	10,328,945
Incitec Pivot Ltd. (Australia)	996,790	2,955,228
Innospec, Inc.	70,490	3,174,870
JSR Corp. (Japan)	36,900	651,407
Koppers Holdings, Inc.	47,880	1,183,594
LANXESS AG (Germany)	16,430	969,407
LyondellBasell Industries NV (Class A Stock)	60,200	6,231,904
Nippon Shokubai Co. Ltd. (Japan)	70,000	957,533
Sumitomo Chemical Co. Ltd (Japan)	184,000	1,105,547

		62,508,450

Commercial Services & Supplies — 0.1%
Brambles Ltd. (Australia)	32,472	264,898
Multi-Color Corp.	32,000	2,044,160
Rentokil Initial PLC (United Kingdom)	1,081,600	2,511,940

		4,820,998

Construction Materials — 0.3%
Eagle Materials, Inc.	34,710	2,649,414
HeidelbergCement AG (Germany)	56,430	4,472,474
James Hardie Industries PLC (Ireland), CD1	52,228	695,166
Martin Marietta Materials, Inc.(a)	18,620	2,634,916

		10,451,970

Consumer Finance — 0.7%
Capital One Financial Corp.	254,150	22,357,576
Hitachi Capital Corp. (Japan)	26,300	695,386

		23,052,962

Containers & Packaging — 0.1%
Amcor Ltd. (Australia)	96,497	1,019,734
AMVIG Holdings Ltd. (Hong Kong)	1,830,000	944,327
Rock-Tenn Co. (Class A Stock)	30,500	1,836,100

		3,800,161

COMMON STOCKS (continued)	Shares	Value (Note 2)
Distributors — 0.1%
Genuine Parts Co.	24,780	$2,218,553

Diversified Consumer Services — 0.1%
Service Corp. International	138,900	4,087,827

Diversified Financial Services — 1.3%
African Bank Investments Ltd. (South Africa)*(g)	295,568	—
Challenger Ltd. (Australia)	70,852	367,269
Far East Horizon Ltd. (China)	1,416,000	1,345,760
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	26,400	930,193
Japan Exchange Group, Inc. (Japan)	4,200	136,160
McGraw Hill Financial, Inc.	187,530	18,837,389
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	115,600	632,153
NASDAQ OMX Group, Inc. (The)	350,410	17,103,512
ORIX Corp. (Japan)	343,800	5,105,251

		44,457,687

Diversified Telecommunication Services — 1.1%
APT Satellite Holdings Ltd. (China)	510,750	467,704
Bezeq Israeli Telecommunication Corp. Ltd. (Israel)	348,000	592,635
BT Group PLC (United Kingdom)	412,500	2,921,036
Cogent Communications Holdings, Inc.	45,610	1,543,442
Iliad SA (France)	5,579	1,236,799
Inmarsat PLC (United Kingdom)	130,100	1,870,241
PCCW Ltd. (Hong Kong)	1,048,000	625,087
Telecom Italia SpA (Italy)*(a)	2,041,900	2,594,876
Telecom Italia SpA-RSP (Italy)	2,873,500	2,930,292
TeliaSonera AB (Sweden)	518,800	3,057,671
Telstra Corp. Ltd. (Australia)	347,292	1,643,579
Verizon Communications, Inc.	372,730	17,372,945

		36,856,307

Electric Utilities — 0.9%
American Electric Power Co., Inc.	405,390	21,473,508
Enel SpA (Italy)	364,837	1,653,553
Great Plains Energy, Inc.	109,580	2,647,453
Kansai Electric Power Co., Inc. (The) (Japan)*	102,100	1,130,302
Kyushu Electric Power Co., Inc. (Japan)*	106,000	1,228,956
Red Electrica Corp. SA (Spain)	18,300	1,469,490
Transmissora Alianca de Energia Eletrica SA (Brazil), UTS	68,600	454,524

		30,057,786

Electrical Equipment — 0.7%
Eaton Corp. PLC	187,200	12,634,128
Legrand SA (France)	22,210	1,250,023
Mabuchi Motor Co. Ltd. (Japan)	11,900	752,704
Mitsubishi Electric Corp. (Japan)	93,000	1,200,881
Nidec Corp. (Japan)	11,200	838,184
Regal-Beloit Corp.	40,940	2,971,835
Schneider Electric SE (France)	81,800	5,663,763

		25,311,518

Electronic Components & Equipment
Alps Electric Co. Ltd. (Japan)	58,200	1,794,859

Electronic Equipment, Instruments & Components — 0.4%
Delta Electronics, Inc. (Taiwan)	95,000	486,008

SEE NOTES TO FINANCIAL STATEMENTS.

A102

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Electronic Equipment, Instruments & Components (continued)
Hitachi Ltd. (Japan)	604,000	$3,978,880
Keyence Corp. (Japan)	2,500	1,347,442
Largan Precision Co. Ltd. (Taiwan)	5,000	570,754
Murata Manufacturing Co. Ltd. (Japan)	13,300	2,321,055
Pinnacle Holdings Ltd. (South Africa)*	254,910	233,622
Redington India Ltd. (India)	486,731	736,974
Taiyo Yuden Co. Ltd. (Japan)	100,500	1,408,739
TDK Corp. (Japan)	14,500	1,110,301
Tripod Technology Corp. (Taiwan)	226,000	402,933
Truly International Holdings Ltd. (Hong Kong)	1,148,000	472,437

		13,069,145

Energy Equipment & Services — 1.0%
Amec Foster Wheeler PLC (United Kingdom)	222,469	2,857,194
Dril-Quip, Inc.*	30,200	2,272,550
Schlumberger Ltd.	325,500	28,054,845

		33,184,589

Food & Staples Retailing — 1.4%
Ain Pharmaciez, Inc. (Japan)	4,500	208,693
BIM Birlesik Magazalar A/S (Turkey)	40,000	716,391
CVS Health Corp.	195,790	20,534,455
Kroger Co. (The)	191,670	13,897,992
Magnit PJSC (Russia)*	3,169	655,722
Natural Grocers by Vitamin Cottage, Inc.*(a)	75,870	1,867,919
Rite Aid Corp.*	321,320	2,683,022
Sugi Holdings Co. Ltd. (Japan)	6,100	311,217
Tesco PLC (United Kingdom)	1,828,800	6,093,124
Wesfarmers Ltd. (Australia)	7,968	239,623
WM Morrison Supermarkets PLC (United Kingdom)	791,400	2,246,593

		49,454,751

Food Products — 0.9%
Associated British Foods PLC (United Kingdom)	35,000	1,577,167
Astral Foods Ltd. (South Africa)	36,700	485,673
Dairy Crest Group PLC (United Kingdom)	352,960	2,956,521
Diamond Foods, Inc.*	67,860	2,129,447
Mondelez International, Inc. (Class A Stock)	431,020	17,732,163
Nestle SA (Switzerland)	72,482	5,229,622
NH Foods Ltd. (Japan)	31,000	706,945

		30,817,538

Gas Utilities — 0.2%
APA Group (Australia)	68,889	437,553
Atmos Energy Corp.	71,060	3,643,957
South Jersey Industries, Inc.	102,820	2,542,739

		6,624,249

Health Care Equipment & Supplies — 0.9%
DBV Technologies SA (France), ADR*	95,920	2,856,498
GN Store Nord A/S (Denmark)	49,200	1,015,303
Hoya Corp. (Japan)	15,600	624,776
Kossan Rubber Industries (Malaysia)	303,400	522,688
Medtronic PLC	259,580	19,234,878
Nihon Kohden Corp. (Japan)	13,800	341,416
St Shine Optical Co. Ltd. (Taiwan)	44,000	699,409

COMMON STOCKS (continued)	Shares	Value (Note 2)
Health Care Equipment & Supplies (continued)
Wright Medical Group, Inc.*	158,930	$4,173,502

		29,468,470

Health Care Providers & Services — 1.9%
Aetna, Inc.	157,640	20,092,794
Air Methods Corp.*(a)	90,360	3,735,482
Al Noor Hospitals Group PLC (United Arab Emirates)	60,400	896,832
Amsurg Corp.*	43,470	3,040,727
Fresenius SE & Co. KGaA (Germany)	30,110	1,933,259
HCA Holdings, Inc.*	171,010	15,514,027
Integrated Diagnostics Holdings PLC (Egypt)*	135,500	792,675
McKesson Corp.	69,740	15,678,249
Ramsay Health Care Ltd. (Australia)	22,540	1,067,674
Ryman Healthcare Ltd. (New Zealand)	189,207	1,015,478

		63,767,197

Hotels, Restaurants & Leisure — 0.7%
Accor SA (France)	27,665	1,400,133
Aramark	114,820	3,555,975
Brinker International, Inc.	37,150	2,141,697
La Quinta Holdings, Inc.*	78,460	1,792,811
Starbucks Corp.	218,950	11,739,004
Wyndham Worldwide Corp.	33,850	2,772,653

		23,402,273

Household Durables — 0.5%
Barratt Developments PLC (United Kingdom)	142,600	1,375,415
Jarden Corp.*	82,027	4,244,897
Lennar Corp. (Class A Stock)(a)	56,880	2,903,155
Mohawk Industries, Inc.*	16,130	3,079,217
Sekisui House Ltd. (Japan)	168,700	2,679,118
Sky Light Holdings Ltd. (Hong Kong)*	235,000	102,470
Sony Corp. (Japan)*	59,100	1,678,255
Techtronic Industries Co. Ltd. (Hong Kong)	396,000	1,294,772

		17,357,299

Household Products — 0.3%
Colgate-Palmolive Co.	153,710	10,054,171
Energizer Holdings, Inc.*	16,540	2,175,837

		12,230,008

Independent Power & Renewable Electricity Producers — 0.5%
Huaneng Power International, Inc. (China) (Class H Stock)	2,150,000	2,992,268

NRG Energy, Inc.	580,310	13,277,493

		16,269,761

Industrial Conglomerates — 1.0%
Alliance Global Group, Inc. (Philippines)	1,242,600	598,178
Carlisle Cos., Inc.	46,670	4,672,600
CK Hutchison Holdings Ltd. (Hong Kong)	263,700	3,876,912
Danaher Corp.	255,660	21,881,939
Quinenco SA (Chile)	227,019	474,085
Reunert Ltd. (South Africa)	88,600	482,836
Siemens AG (Germany)	8,010	810,385

		32,796,935

SEE NOTES TO FINANCIAL STATEMENTS.

A103

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Insurance — 2.0%
Aegon NV (Netherlands)	270,754	$1,997,680
Aflac, Inc.	182,610	11,358,342
AIA Group Ltd. (Hong Kong)	402,000	2,628,541
Allianz SE (Germany)	17,731	2,765,174
American International Group, Inc.	227,370	14,056,013
AMP Ltd. (Australia)	31,914	148,091
Arthur J Gallagher & Co.	95,620	4,522,826
Assurant, Inc.	45,260	3,032,420
Aviva PLC (United Kingdom)	317,500	2,459,144
AXA SA (France)	200,190	5,075,196
FPC Par Corretora de Seguros SA (Brazil)* .	196,000	856,093
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	290,320	660,884
Prudential PLC (United Kingdom)	137,202	3,306,487
Reinsurance Group of America, Inc.	50,910	4,829,832
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	1,953	514,618
Sompo Japan Nipponkoa Holdings, Inc. (Japan)	30,700	1,124,118
St James’s Place PLC (United Kingdom)	182,800	2,599,320
Swiss Re AG (Switzerland)	22,860	2,023,630
Zurich Insurance Group AG (Switzerland)*	10,675	3,249,787

		67,208,196

Internet & Catalog Retail — 0.4%
Priceline Group, Inc. (The)*	10,720	12,342,686

Internet Software & Services — 3.0%
Alibaba Group Holding Ltd. (China), ADR*	2,800	230,356
eBay, Inc.*	300,890	18,125,614
Facebook, Inc. (Class A Stock)*	297,330	25,500,507
Gogo, Inc.*(a)	275,640	5,906,965
Google, Inc. (Class A Stock)*	71,740	38,742,470
LinkedIn Corp. (Class A Stock)*	61,420	12,691,215
Tencent Holdings Ltd. (China)	19,600	391,932

		101,589,059

IT Services — 0.7%
Amadeus IT Holding SA (Spain) (Class A Stock)	52,800	2,107,792
eClerx Services Ltd. (India)	21,357	499,062
ExlService Holdings, Inc.*	46,720	1,615,578
Fidelity National Information Services, Inc.	232,850	14,390,130
Fujitsu Ltd. (Japan)	530,000	2,961,295
Itochu Techno-Solutions Corp. (Japan)	17,400	433,324
Nice Information & Telecommunication, Inc. (South Korea)	3,400	102,169
Obic Co. Ltd. (Japan)	10,500	468,119
Tata Consultancy Services Ltd. (India)	21,454	859,423
Total System Services, Inc.	52,840	2,207,127

		25,644,019

Leisure Products — 0.1%
Brunswick Corp.	43,020	2,187,997

Life Sciences Tools & Services — 0.1%
Bruker Corp.*	163,820	3,343,566

Machinery — 1.7%
Alfa Laval AB (Sweden)	291,100	5,123,644
Andritz AG (Austria)	18,500	1,024,459
Cummins, Inc.	93,490	12,264,953
Flowserve Corp.	43,310	2,280,705

COMMON STOCKS (continued)	Shares	Value (Note 2)
Machinery (continued)
IDEX Corp.	64,150	$5,040,907
IHI Corp. (Japan)	1,006,000	4,684,111
Ingersoll-Rand PLC	270,400	18,230,368
Kawasaki Heavy Industries Ltd. (Japan)	68,000	316,961
Kubota Corp. (Japan)	150,000	2,378,457
Makita Corp. (Japan)	8,900	482,013
Metka SA (Greece)	78,400	642,957
NGK Insulators Ltd. (Japan)	23,000	591,815
WABCO Holdings, Inc.*	36,730	4,544,236

		57,605,586

Marine
SITC International Holdings Co. Ltd. (China) .	2,551,000	1,683,923

Media — 2.3%
AMC Networks, Inc. (Class A Stock)*	40,480	3,313,288
Comcast Corp. (Class A Stock)	383,510	23,064,291
CyberAgent, Inc. (Japan)	9,700	460,173
IMAX Corp. (Canada)*(a)	33,700	1,357,099
ITE Group PLC (United Kingdom)	178,500	479,597
ITV PLC (United Kingdom)	471,800	1,952,031
Naspers Ltd. (South Africa) (Class N Stock)	5,300	824,173
Pico Far East Holdings Ltd. (Hong Kong)	2,818,000	901,580
ProSiebenSat.1 Media AG (Germany)	23,700	1,170,643
REA Group Ltd. (Australia)	9,092	274,245
Twenty-First Century Fox, Inc. (Class A Stock)	442,200	14,391,399
Walt Disney Co. (The)	234,350	26,748,709
Wiley, (John) & Sons, Inc. (Class A Stock)	53,390	2,902,814

		77,840,042

Metals & Mining — 0.4%
BHP Billiton Ltd. (Australia)	11,673	238,116
Compass Minerals International, Inc.	33,990	2,791,938
Hitachi Metals Ltd. (Japan)	60,000	922,408
JFE Holdings, Inc. (Japan)	143,300	3,174,940
Mytilineos Holdings SA (Greece)*	80,200	478,448
Randgold Resources Ltd. (United Kingdom)	15,200	1,019,554
Rio Tinto Ltd. (United Kingdom)	6,345	262,472
Rio Tinto PLC (United Kingdom)	112,600	4,631,545

		13,519,421

Multiline Retail — 0.6%
Dollar General Corp.	188,820	14,678,867
Lifestyle International Holdings Ltd. (Hong Kong)	2,230,000	4,136,901
Marui Group Co. Ltd. (Japan)	51,000	689,039

		19,504,807

Multi-Utilities — 0.3%
Alliant Energy Corp.	50,390	2,908,511
GDF Suez (France)	233,490	4,347,208
Veolia Environnement SA (France)	89,520	1,832,881

		9,088,600

Oil, Gas & Consumable Fuels — 3.2%
BG Group PLC (United Kingdom)	179,678	2,992,484
BP PLC (United Kingdom)	525,682	3,488,761
Carrizo Oil & Gas, Inc.*	43,040	2,119,290
Chevron Corp.	341,490	32,943,540
Diamondback Energy, Inc.*	44,370	3,344,611
Dragon Oil PLC (United Arab Emirates)	89,400	1,019,804

SEE NOTES TO FINANCIAL STATEMENTS.

A104

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Oil, Gas & Consumable Fuels (continued)
EQT Corp.	160,610	$13,064,017
Hess Corp.	128,190	8,573,347
Laredo Petroleum, Inc.*(a)	138,520	1,742,582
Lundin Petroleum AB (Sweden)*	141,700	2,431,082
Marathon Petroleum Corp.	132,290	6,920,090
Occidental Petroleum Corp.	105,730	8,222,622
PDC Energy, Inc.*	35,360	1,896,710
QGEP Participacoes SA (Brazil)	251,500	553,298
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	179,913	5,086,857
Royal Dutch Shell PLC (Netherlands)
(Class B Stock)	125,374	3,569,441
Santos Ltd. (Australia)	464,506	2,804,545
Statoil ASA (Norway)	21,199	379,102
Total SA (France)	76,880	3,771,046
Western Refining, Inc.	57,030	2,487,649
Woodside Petroleum Ltd. (Australia)	7,498	197,848
YPF SA (Argentina), ADR	30,100	825,643

		108,434,369

Personal Products — 0.5%
Estee Lauder Cos., Inc. (The) (Class A Stock)	173,190	15,008,645

L’Oreal SA (France)	12,390	2,216,836
Unilever PLC (United Kingdom)	36,900	1,584,445

		18,809,926

Pharmaceuticals — 4.0%
Akorn, Inc.*(a)	409,400	17,874,404
Astellas Pharma, Inc. (Japan)	358,100	5,101,437
Bristol-Myers Squibb Co.	293,640	19,538,806
Eisai Co. Ltd. (Japan)	5,500	368,745
Endo International PLC*	181,930	14,490,724
GlaxoSmithKline PLC (United Kingdom)	244,700	5,087,757
Lupin Ltd. (India)	21,809	645,393
Novartis AG (Switzerland)	127,490	12,539,976
Novo Nordisk A/S (Denmark) (Class B Stock)	24,310	1,334,008
Ono Pharmaceutical Co. Ltd. (Japan)	5,000	545,725
Roche Holding AG (Switzerland)	48,352	13,557,490
Sanofi (France)	59,708	5,906,921
Santen Pharmaceutical Co. Ltd. (Japan)	83,600	1,182,834
Shire PLC (Ireland)	40,200	3,230,032
Shire PLC (Ireland), ADR	33,700	8,138,213
Sino Biopharmaceutical Ltd. (Hong Kong)	576,000	667,798
Teva Pharmaceutical Industries Ltd. (Israel), ADR	67,900	4,012,890
UCB SA (Belgium)	12,200	877,246
Valeant Pharmaceuticals International, Inc.*	91,500	20,326,725

		135,427,124

Professional Services — 0.3%
Adecco SA (Switzerland)*	46,824	3,800,119
Capita PLC (United Kingdom)	77,600	1,507,807
ManpowerGroup, Inc.	55,620	4,971,316
Seek Ltd. (Australia)	31,846	345,107

		10,624,349

Real Estate Investment Trusts (REITs) — 1.2%
Befimmo SA (Belgium)	46,262	2,826,709
Boston Properties, Inc.	131,020	15,858,661

COMMON STOCKS (continued)	Shares	Value (Note 2)

Real Estate Investment Trusts (REITs) (continued)
British Land Co. PLC (The) (United Kingdom)	141,000	$1,756,300
Charter Hall Retail REIT (Australia)	930,567	3,040,877
FelCor Lodging Trust, Inc.	173,340	1,712,599
Goodman Group (Australia)	70,804	341,961
NorthStar Realty Finance Corp.	264,960	4,212,864
Pennsylvania Real Estate Investment Trust	144,460	3,082,776
Piedmont Office Realty Trust, Inc. (Class A Stock)	181,450	3,191,705
Senior Housing Properties Trust	173,980	3,053,349
SL Green Realty Corp.	23,510	2,583,514

		41,661,315

Real Estate Management & Development — 0.7%
CBRE Group, Inc. (Class A Stock)*	354,050	13,099,850
Cheung Kong Property Holdings Ltd. (Hong Kong)*	103,700	860,203
Deutsche Annington Immobilien SE (Germany)	61,750	1,742,463

Jones Lang LaSalle, Inc.	28,870	4,936,770
Lend Lease Group (Australia)	29,463	340,659
Mitsui Fudosan Co. Ltd. (Japan)	130,000	3,637,778
Wheelock & Co. Ltd. (Hong Kong)	55,000	280,647

		24,898,370

Road & Rail — 0.7%
ComfortDelGro Corp. Ltd. (Singapore)	311,800	724,109
CSX Corp.	556,000	18,153,400
Genesee & Wyoming, Inc. (Class A Stock)*	50,680	3,860,802
Old Dominion Freight Line, Inc.*	45,700	3,135,249

		25,873,560

Semiconductors & Semiconductor Equipment — 2.0%
Analog Devices, Inc.	318,400	20,436,504
Avago Technologies Ltd. (Singapore)(a)	65,100	8,653,743
Cavium, Inc.*	63,490	4,368,747
Chipbond Technology Corp. (Taiwan)	592,000	1,277,774
Cirrus Logic, Inc.*	87,220	2,968,096
Eugene Technology Co. Ltd. (South Korea)	38,238	547,721
Infineon Technologies AG (Germany)	80,400	997,733
Monolithic Power Systems, Inc.	119,220	6,045,646
NXP Semiconductor NV (Netherlands)*(a)	206,400	20,268,480
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	394,000	1,792,156
Vanguard International Semiconductor Corp. (Taiwan)	344,000	548,964

		67,905,564

Software — 2.1%
Adobe Systems, Inc.*	255,350	20,685,903
Imperva, Inc.*	36,230	2,452,771
Oracle Corp.	552,650	22,271,795
QLIK Technologies, Inc.*	180,570	6,312,727
salesforce.com, Inc.*	173,940	12,111,442
ServiceNow, Inc.*	59,540	4,424,417
Synchronoss Technologies, Inc.*(a)	67,740	3,097,750

		71,356,805

Specialty Retail — 1.1%
Cia Hering (Brazil)	128,200	497,280
Fast Retailing Co. Ltd. (Japan)	3,300	1,496,454

SEE NOTES TO FINANCIAL STATEMENTS.

A105

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Specialty Retail (continued)
Foot Locker, Inc.	58,160	$3,897,302
Hennes & Mauritz AB (Sweden) (Class B Stock)	47,576	1,831,140
Home Depot, Inc. (The)	153,220	17,027,339
Inditex SA (Spain)	76,133	2,483,259
Lewis Group Ltd. (South Africa)	122,200	990,276
Signet Jewelers Ltd.	82,000	10,515,680

		38,738,730

Technology Hardware, Storage & Peripherals — 1.6%
Apple, Inc.	355,660	44,608,656
Electronics For Imaging, Inc.*	91,210	3,968,547
Konica Minolta, Inc. (Japan)	46,400	540,799
Legend Holdings Corp. (China) (Class H Stock)*	90,400	505,556
Lenovo Group Ltd. (China)	626,000	865,485
Samsung Electronics Co. Ltd. (South Korea)	3,646	4,136,702

		54,625,745

Textiles, Apparel & Luxury Goods — 0.6%
Best Pacific International Holdings Ltd. (China) (Class H Stock)	2,846,000	1,395,179
Cie Financiere Richemont SA (Switzerland)	29,947	2,434,028
Kering (France)	9,290	1,660,936
PVH Corp.	90,410	10,415,232
Sitoy Group Holdings Ltd. (Hong Kong)	846,000	562,068
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	961,500	3,216,129

		19,683,572

Thrifts & Mortgage Finance — 0.1%
Essent Group Ltd.*	156,600	4,283,010
Housing Development Finance Corp. Ltd. (India)	47,569	967,599

		5,250,609

Tobacco — 0.6%
Imperial Tobacco Group PLC (United Kingdom)	171,668	8,267,860
Reynolds American, Inc.	188,630	14,083,116

		22,350,976

Trading Companies & Distributors — 0.4%
MISUMI Group, Inc. (Japan)	84,300	1,196,783
Mitsubishi Corp. (Japan)	158,100	3,475,672
Rexel SA (France)	176,810	2,853,123
Travis Perkins PLC (United Kingdom)	58,200	1,927,559
WESCO International, Inc.*(a)	60,850	4,176,744

		13,629,881

Transportation Infrastructure
Auckland International Airport Ltd. (New Zealand)	103,510	346,436
Transurban Group (Australia)	84,711	607,346

		953,782

Wireless Telecommunication Services — 0.7%
America Movil SAB de CV (Mexico) (Class L Stock)	737,100	787,866
KDDI Corp. (Japan)	186,700	4,505,436

COMMON STOCKS (continued)	Shares	Value (Note 2)
Wireless Telecommunication Services (continued)
SK Telecom Co. Ltd. (South Korea)	9,203	$2,059,229
SoftBank Corp. (Japan)	67,200	3,958,281
T-Mobile US, Inc.*	230,360	8,931,057
Vodafone Group PLC (United Kingdom)	669,300	2,441,521

		22,683,390

TOTAL COMMON STOCKS (cost $1,936,580,279)		2,111,456,297

PREFERRED STOCKS — 0.3%
Automobiles — 0.3%
Porsche Automobil Holding SE (Germany) (PRFC)	27,700	2,335,574
Volkswagen AG (Germany) (PRFC)	27,644	6,415,598

		8,751,172

Technology Hardware, Storage & Peripherals
Samsung Electronics Co. Ltd. (South Korea) (PRFC)	891	791,850

TOTAL PREFERRED STOCKS (cost $10,469,782)		9,543,022

Interest Rate	Maturity Date		Principal Amount (000)#
ASSET-BACKED SECURITIES — 0.3%
Non-Residential Mortgage-Backed Securities — 0.2%
Capital Auto Receivables Asset Trust,
Series 2014-2, Class D
2.810%	08/20/19		307	309,496
Santander Drive Auto Receivables Trust,
Series 2013-5, Class D
2.730%	10/15/19		802	808,715
Series 2014-1, Class D
2.910%	04/15/20		786	795,099
Series 2014-4, Class C
2.600%	11/16/20		434	440,068
Series 2014-4, Class D
3.100%	11/16/20		748	753,498
SpringCastle America Funding LLC,
Series 2014-AA, Class A, 144A
2.700%	05/25/23		968	973,665
Vericrest Opportunity Loan Trust,
Series 2014-NPL7, Class A1, 144A
3.375%	08/27/57		2,649	2,650,166
Series 2014-NPL9, Class A1, 144A
3.375%	11/25/54	(g)	734	733,259
Series 2014-NP10, Class A1, 144A
3.375%	10/25/54	(g)	713	713,522

				8,177,488

Residential Mortgage-Backed Securities — 0.1%
Countrywide Asset-Backed Certificates Trust,
Series 2004-7, Class AF5
5.868%(c)	01/25/35		176	182,765
Invitation Homes 2015-SFR3 Trust,
Series 2015-SFR3, Class E, 144A
3.933%(c)	08/17/32		369	368,662

SEE NOTES TO FINANCIAL STATEMENTS.

A106

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (continued)
Truman Capital Mortgage Loan Trust,
Series 2014-NPL2, Class A1, 144A
3.125%	06/25/54	323	$322,908
Series 2014-NPL3, Class A1, 144A
3.125%	04/25/53	512	511,629

			1,385,964

TOTAL ASSET-BACKED SECURITIES
(cost $9,533,870)			9,563,452

BANK LOANS(c) — 0.3%
Aerospace & Defense
TransDigm, Inc., Tranche Term Loan D
3.750%	06/04/21	253	250,926

Air Freight & Logistics
Goodpack Ltd.,
2nd Lien
8.000%	09/09/22	25	24,688
Initial Term Loan (First Lien)
4.750%	09/11/22	100	97,667

			122,355

Airlines
American Airlines, Inc., Term Loan 2015
3.750%	10/10/21	210	209,344

Chemicals
Gypsum Holdings III Corp., Term Loan (First Lien)
4.750%	03/27/21	512	492,810
Term Loan (Second Lien)
7.750%	03/27/22	35	33,775

			526,585

Commercial Services & Supplies — 0.1%
Brand Energy & Infrastructure Services, Inc., Initial Term Loan
4.750%	11/26/20	231	225,941
Garda World Security Corp., Term Loan
4.300%	10/18/20	268	267,299
Term Loan B
4.000%	11/06/20	69	68,379
Laureate Education, Inc., New Series 2018 Extended Term Loan
5.000%	06/16/18	674	628,245
TransUnion LLC, Term Loan B-2
3.750%	04/09/21	430	425,700

			1,615,564

Construction & Engineering
Cactus Wellhead LLC, Tranche Term Loan B
7.000%	08/30/20	258	216,668

Containers & Packaging
Ardagh Holdings USA, Inc. (Ireland),

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Containers & Packaging (continued)
New Term Loan
4.000%	12/17/19	337	$336,509

Electric Utilities
ExGen Texas Power LLC, Term Loan
5.750%	09/18/21	251	248,031
Moxie Patriot LLC, Construction B-1 Advances
6.750%	12/18/20	300	300,000

			548,031

Energy Equipment & Services
Crestwood Holdings LLC, Term Loan B-1
7.000%	06/19/19	290	286,467

Hotels, Restaurants & Leisure — 0.1%
24 Hour Fitness, Inc., Term Loan
4.750%	05/20/21	273	259,239
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc.,
Term B Loan (First Lien)
6.250%	04/10/21	711	601,129
Las Vegas Sands LLC, Term Loan B
3.250%	12/17/20	49	48,998
Scientific Games International, Inc., Initial Term Loan B-2
6.000%	09/17/21	254	253,379

			1,162,745

Machinery
Rexnord LLC/RBS Global, Inc., Term Loan B
4.000%	08/21/20	367	365,820

Media — 0.1%
Charter Communications Operating LLC, Term Loan F
3.000%	12/31/20	462	455,501
iHeartCommunications, Inc., Tranche Term Loan D
6.937%	01/30/19	825	760,203
Numericable U.S. LLC, Dollar Denominated Tranche B-1 Loan
4.500%	04/23/20	72	72,158
Dollar Denominated Tranche B-2 Loan
4.500%	04/23/20	62	62,427
Springer Science & Business Media Finance, Inc., Initial Term Loan B-9
4.750%	12/02/19	662	664,207

			2,014,496

Metals & Mining
FMG Resources Pty Ltd., Loan
3.750%	06/30/19	103	91,230
Peabody Energy Corp., Term Loan
4.250%	09/24/20	147	123,927

SEE NOTES TO FINANCIAL STATEMENTS.

A107

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Metals & Mining (Continued)
Signode Industrial Group,
Initial Term Loan B
3.750%	04/08/21	280	$278,655

			493,812

Multiline Retail
JC Penney Corp., Inc.,
Loan
6.000%	05/22/18	496	494,699
Term Loan B
5.000%	06/20/19	10	9,896

			504,595

Oil, Gas & Consumable Fuels
Chief Exploration & Development LLC,
Term Loan 2015
7.500%	05/12/21	285	268,969

Pharmaceuticals
Endo Pharmaceutical Holdings, Inc.,
Term Loan B
3.250%	12/12/20	500	499,938
PharMEDium Healthcare Corp.,
Initial Term Loan (First Lien)
4.250%	01/23/21	196	193,398
Initial Term Loan (Second Lien)
7.750%	01/23/22	10	10,000

			703,336

Software
Blue Coat Holdings, Inc.,
Initial Term Loan
4.500%	05/19/22	30	29,862

Specialty Retail
PetSmart, Inc.,
Tranche Loan B-1
4.250%	03/10/22	400	399,364

Technology Hardware, Storage & Peripherals
Infor (US), Inc.,
Tranche B-5 Term Loan
3.750%	06/03/20	450	443,667
Kronos, Inc.,
Initial Term Loan (Second Lien)
9.750%	04/30/20	160	164,610

			608,277

Transportation Infrastructure
Lineage Logistic Holdings LLC,
Term Loan
4.500%	03/31/21	361	353,896

TOTAL BANK LOANS (cost $11,266,657)			11,017,621

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.3%
Banc of America Commercial Mortgage Trust,
Series 2006-3, Class A4
5.889%(c)	07/10/44	804	828,512
Series 2007-1, Class A4
5.451%	01/15/49	454	477,997

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2007-2, Class A4
5.783%(c)	04/10/49	880	$920,632
Barclays Commercial Mortgage Trust,
Series 2015-RRI, Class C, 144A
2.236%(c)	05/15/32	246	245,611
Series 2015-RRI, Class D, 144A
3.086%(c)	05/15/32	304	303,522
Bear Stearns Commercial Mortgage Securities Trust,
Series 2007-PW15, Class A4
5.331%	02/11/44	846	890,259
CDGJ Commercial Mortgage Trust,
Series 2014-BXCH, Class DPA, 144A
3.186%(c)	12/15/27	295	294,198
Citigroup Commercial Mortgage Trust,
Series 2007-C6, Class A4
5.899%(c)	12/10/49	1,000	1,069,655
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2006-CD3, Class A5
5.617%	10/15/48	723	749,919
Commercial Mortgage Trust,
Series 2006-GG7, Class A4
6.013%(c)	07/10/38	952	972,803
Series 2007-GG9, Class A4
5.444%	03/10/39	3,080	3,238,565
Credit Suisse Commercial Mortgage Trust,
Series 2006-C4, Class A3
5.467%	09/15/39	407	420,048
Credit Suuisse Mortgage Capital Certificates,
Series 2015-TOWN, Class B, 144A
2.082%(c)	03/15/17	137	136,339
Series 2015-TOWN, Class C, 144A
2.432%(c)	03/15/17	134	133,418
Series 2015-TOWN, Class D, 144A
3.386%(c)	03/15/17	203	201,880
GAHR Commericial Mortgage Trust,
Series 2015-NRF, Class BFX, 144A
3.495%(c)	12/15/19	520	523,493
Series 2015-NRF, Class CFX, 144A
3.495%(c)	12/15/19	523	519,267
Series 2015-NRF, Class DFX, 144A
3.495%(c)	12/15/19	518	507,447
GE Commercial Mortgage Corp.,
Series 2007-C1, Class A4
5.543%	12/10/49	1,640	1,711,888
GS Mortgage Securities Corp. Trust,
Series 2013-NYC5, Class C, 144A
2.974%	01/10/30	130	131,431
GS Mortgage Securities Trust,
Series 2006-GG6, Class A4
5.553%(c)	04/10/38	189	190,072
Series 2006-GG8, Class A1A
5.547%	11/10/39	241	251,316
Series 2006-GG8, Class A4
5.560%	11/10/39	1,025	1,063,037
Hilton USA Trust,
Series 2013-HLT, Class CFX, 144A
3.714%	11/05/30	140	140,920
Series 2013-HLT, Class DFX, 144A

SEE NOTES TO FINANCIAL STATEMENTS.

A108

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED
SECURITIES (continued)
4.407%	11/05/30		1,290	$1,301,193
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2006-CB17, Class A4
5.429%	12/12/43		457	475,148
Series 2007-CB18, Class A4
5.440%	06/12/47		1,019	1,068,749
Series 2007-LD11, Class A4
5.961%(c)	06/15/49		5,175	5,479,326
Series 2007-LDPX, Class A3
5.420%	01/15/49		466	488,058
LB Commercial Mortgage Trust,
Series 2007-C3, Class A4
6.101%(c)	07/15/44		395	422,039
LB-UBS Commercial Mortgage Trust,
Series 2006-C1, Class AM
5.217%(c)	02/15/31		332	336,860
Series 2007-C1, Class A4
5.424%	02/15/40		956	1,002,824
ML-CFC Commercial Mortgage Trust,
Series 2006-4, Class A3
5.172%	12/12/49		201	209,128
Series 2007-6, Class A4
5.485%(c)	03/12/51		400	422,651
Series 2007-7, Class A4
5.810%(c)	06/12/50		92	98,139
Morgan Stanley Capital I Trust,
Series 2007-IQ14, Class A4
5.692%(c)	04/15/49		2,038	2,155,275
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C30, Class A5
5.342%	12/15/43		3,980	4,180,516
Series 2007-C31, Class A4
5.509%	04/15/47		1,760	1,841,393
Series 2007-C33, Class A4
6.150%(c)	02/15/51		6,452	6,781,457
Series 2007-C33, Class A5
6.150%(c)	02/15/51		1,000	1,082,023

TOTAL COMMERCIAL MORTGAGE-BACKED
SECURITIES
(cost $44,587,664)				43,267,008

CORPORATE BONDS — 12.1%
Aerospace & Defense
TransDigm, Inc.,
Gtd. Notes
5.500%	10/15/20		420	417,375
6.000%	07/15/22		85	83,937
Gtd. Notes, 144A
6.500%	05/15/25	(a)	145	143,550

				644,862

Airlines — 0.1%
Air Canada Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
5.000%	09/15/20		345	343,437
6.625%	05/15/18		275	283,937
Allegiant Travel Co.,
Gtd. Notes
5.500%	07/15/19		365	367,737

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Airlines (continued)
American Airlines Group, Inc.,
Gtd. Notes, 144A
4.625%	03/01/20	(a)	285	$275,737
5.500%	10/01/19	(a)	320	322,400
Continental Airlines 2012-1 Class B Pass-Through Trust,
Pass-Through Certificates
6.250%	10/11/21		92	96,732
UAL 2009-2A Pass-Through Trust,
Pass-Through Certificates
9.750%	07/15/18		95	103,286
United Continental Holdings, Inc.,
Gtd. Notes
6.000%	12/01/20	(a)	220	226,050
6.375%	06/01/18		10	10,425
US Airways Group, Inc.,
Gtd. Notes
6.125%	06/01/18	(a)	860	892,680

				2,922,421

Automobiles — 0.3%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.240%	06/15/18		923	923,624
General Motors Co.,
Sr. Unsec’d. Notes
3.500%	10/02/18		470	485,280
6.250%	10/02/43		81	90,360
General Motors Financial Co., Inc.,
Gtd. Notes
2.400%	04/10/18		2,699	2,705,710
2.625%	07/10/17		150	151,632
3.000%	09/25/17		341	347,654
3.250%	05/15/18	(a)	245	250,572
3.500%	07/10/19	(a)	540	551,431
4.250%	05/15/23		280	283,321
4.375%	09/25/21		2,508	2,603,053
4.750%	08/15/17		250	263,829
Hyundai Capital America (South Korea),
Sr. Unsec’d. Notes, 144A
1.625%	10/02/15		163	163,199
1.875%	08/09/16		143	143,847
2.125%	10/02/17		180	181,794
J.B. Poindexter & Co., Inc.,
Sr. Unsec’d. Notes, 144A
9.000%	04/01/22	(g)	420	449,400
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
2.400%	05/22/20		2,000	1,988,872

				11,583,578

Banks — 3.6%
Bank of America Corp.,
Jr. Sub. Notes
6.100%(c)	12/29/49		345	340,687
6.250%(c)	09/29/49	(a)	165	164,279
6.500%(c)	10/29/49	(a)	585	605,475
Sr. Unsec’d. Notes
1.950%	05/12/18		1,291	1,290,777
2.250%	04/21/20	(a)	2,162	2,122,652

SEE NOTES TO FINANCIAL STATEMENTS.

A109

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Banks (continued)
3.875%	03/22/17		285	$296,308
5.650%	05/01/18		155	170,269
5.750%	12/01/17	(a)	1,085	1,181,976
5.875%	01/05/21		555	634,993
Sub. Notes
3.950%	04/21/25	(a)	700	674,233
Sub. Notes, MTN
4.250%	10/22/26		759	743,519
Bank of America NA,
Sr. Unsec’d. Notes
1.650%	03/26/18		1,008	1,006,498
Sub. Notes
5.300%	03/15/17		315	333,637
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan),
Sr. Unsec’d. Notes, 144A
1.700%	03/05/18		1,327	1,324,035
2.300%	03/05/20		1,320	1,314,375
Barclays Bank PLC (United Kingdom),
Sub. Notes
7.625%	11/21/22	(a)	935	1,064,778
Barclays PLC (United Kingdom),
Jr. Sub. Notes
6.625%(c)	06/29/49		440	428,946
8.250%(c)	12/29/49	(a)	990	1,045,400
Sr. Unsec’d. Notes
2.000%	03/16/18	(a)	3,200	3,192,982
2.750%	11/08/19		600	595,678
2.875%	06/08/20		1,200	1,191,499
Capital One NA/Mclean VA,
Sr. Unsec’d. Notes
1.650%	02/05/18	(a)	3,361	3,335,228
2.950%	07/23/21		1,017	1,002,461
Citigroup, Inc.,
Jr. Sub. Notes
5.875%(c)	12/29/49	(a)	460	461,012
5.950%(c)	12/29/49		250	241,300
6.300%(c)	12/29/49		540	527,175
Sr. Unsec’d. Notes
1.700%	04/27/18		536	532,555
1.800%	02/05/18	(a)	11,000	10,973,490
1.850%	11/24/17		1,404	1,407,426
6.125%	05/15/18		247	275,630
Sub. Notes
4.050%	07/30/22		195	199,676
4.300%	11/20/26	(a)	1,500	1,466,733
5.500%	09/13/25		227	245,341
Citizens Financial Group, Inc.,
Sub. Notes, 144A
4.150%	09/28/22		546	557,556
Credit Agricole SA (France),
Jr. Sub. Notes, 144A
6.625%(c)	09/29/49	(a)	1,125	1,098,000
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes, 144A
2.750%	03/26/20		532	525,325
3.750%	03/26/25	(a)	530	510,217
Credit Suisse NY (Switzerland),
Sub. Notes
6.000%	02/15/18		360	395,100

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Banks (continued)
Deutsche Bank AG (Germany),
Jr. Sub. Notes
7.500%(c)	12/29/49	(a)	600	$598,500
Sr. Unsec’d. Notes
1.875%	02/13/18		3,926	3,913,986
Sub. Notes
4.500%	04/01/25	(a)	1,062	1,011,036
Discover Bank,
Sr. Unsec’d. Notes
3.100%	06/04/20		902	901,102
3.200%	08/09/21	(a)	1,124	1,108,001
4.200%	08/08/23		769	778,377
Sub. Notes
7.000%	04/15/20		866	1,007,885
Fifth Third Bancorp,
Sub. Notes
4.500%	06/01/18		300	317,766
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes
5.375%(c)	12/29/49		350	345,765
Sr. Unsec’d. Notes
2.550%	10/23/19		5,100	5,111,954
2.625%	01/31/19		1,467	1,485,156
2.900%	07/19/18		789	807,564
5.250%	07/27/21		123	136,594
5.750%	01/24/22		1,330	1,512,834
5.950%	01/18/18		360	395,742
6.150%	04/01/18		350	389,158
Sr. Unsec’d. Notes, MTN
1.748%	09/15/17		1,851	1,848,427
Sub. Notes
6.750%	10/01/37		600	703,769
HSBC Holdings PLC (United Kingdom),
Sub. Notes
4.250%	03/14/24		342	345,415
5.250%	03/14/44		248	257,243
Huntington Bancshares, Inc.,
Sub. Notes
7.000%	12/15/20		200	238,225
Huntington National Bank (The),
Sr. Unsec’d. Notes
1.700%	02/26/18		2,500	2,484,878
2.000%	06/30/18		600	599,918
ING Bank NV (Netherlands),
Sub. Notes, 144A
5.800%	09/25/23		300	327,571
JPMorgan Chase & Co.,
Jr. Sub. Notes
5.300%(c)	12/29/49		350	347,410
6.000%(c)	12/29/49		495	491,287
6.750%(c)	01/29/49		300	320,529
Sr. Unsec’d. Notes
2.750%	06/23/20	(a)	530	530,565
Sub. Notes
3.875%	09/10/24		6,044	5,946,728
4.125%	12/15/26	(a)	2,140	2,104,211
KeyBank NA,
Sr. Unsec’d. Notes
1.700%	06/01/18		3,600	3,595,320

SEE NOTES TO FINANCIAL STATEMENTS.

A110

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Banks (continued)
M&I Marshall & Ilsley Bank,
Sub. Notes
5.000%	01/17/17		869	$911,881
Mizuho Bank Ltd. (Japan),
Gtd. Notes, 144A
1.800%	03/26/18		2,659	2,659,753
Morgan Stanley,
Sr. Unsec’d. Notes
2.125%	04/25/18	(a)	1,350	1,359,123
2.650%	01/27/20		2,409	2,404,702
5.750%	01/25/21		1,608	1,832,020
Sr. Unsec’d. Notes, MTN
2.375%	07/23/19	(a)	1,496	1,486,176
6.625%	04/01/18		200	224,411
Sub. Notes
4.875%	11/01/22		1,457	1,549,823
5.000%	11/24/25		1,529	1,600,647
Sub. Notes, MTN
4.100%	05/22/23		235	235,439
PNC Bank NA,
Sr. Unsec’d. Notes, MTN
1.600%	06/01/18	(a)	3,600	3,594,298
2.300%	06/01/20	(a)	3,600	3,577,338
Regions Bank,
Sub. Notes
6.450%	06/26/37		525	622,397
7.500%	05/15/18		600	688,697
Regions Financial Corp.,
Sr. Unsec’d. Notes
2.000%	05/15/18		581	580,610
Royal Bank of Scotland Group PLC (United Kingdom),
Sub. Notes
5.125%	05/28/24	(a)	1,866	1,863,729
6.000%	12/19/23		4,444	4,705,894
6.100%	06/10/23		760	808,060
6.125%	12/15/22		791	851,735
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN
1.625%	03/13/18	(a)	2,630	2,644,078
UBS AG (Switzerland),
Sr. Unsec’d. Notes
1.375%	06/01/17		584	582,634
Sr. Unsec’d. Notes, MTN
2.350%	03/26/20		3,600	3,574,944

				121,798,526

Building Products — 0.1%
Building Materials Corp. of America,
Sr. Unsec’d. Notes, 144A
5.375%	11/15/24		270	265,099
Cemex Finance LLC (Mexico),
Sr. Sec’d. Notes, 144A
6.000%	04/01/24		905	895,679
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
6.125%	05/05/25	(a)	290	286,143
6.500%	12/10/19		220	230,934

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Building Products (continued)
USG Corp.,
Gtd. Notes, 144A
5.500%	03/01/25	(a)	320	$318,800

				1,996,655

Capital Markets
Lazard Group LLC,
Sr. Unsec’d. Notes
4.250%	11/14/20		196	206,086
6.850%	06/15/17		24	26,218

				232,304

Chemicals — 0.2%
Chemours Co. (The),
Sr. Unsec’d. Notes, 144A
6.625%	05/15/23	(a)	435	421,406
Consolidated Energy Finance SA (Trinidad & Tobago),
Gtd. Notes, 144A
6.750%	10/15/19		1,312	1,331,680
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
2.500%	02/15/16		1,180	1,191,201
4.125%	11/15/21	(a)	576	604,165
4.250%	11/15/20		126	134,403
Evolution Escrow Issuer LLC,
Gtd. Notes, 144A
7.500%	03/15/22		445	421,637
Nufarm Australia Ltd. (Australia),
Gtd. Notes, 144A
6.375%	10/15/19		365	373,213
Platform Specialty Products Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	02/01/22		210	216,825
Rain CII Carbon LLC/CII Carbon Corp.,
Sec’d. Notes, 144A
8.000%	12/01/18		85	82,875
8.250%	01/15/21	(a)	105	102,113
WR Grace & Co-Conn,
Gtd. Notes, 144A
5.125%	10/01/21		180	181,350

				5,060,868

Commercial Services & Supplies — 0.2%
ADT Corp. (The),
Sr. Unsec’d. Notes
3.500%	07/15/22	(a)	595	538,475
4.125%	04/15/19	(a)	210	213,150
4.125%	06/15/23	(a)	900	841,500
5.250%	03/15/20		215	225,213
6.250%	10/15/21	(a)	170	178,500
APX Group, Inc.,
Gtd. Notes
8.750%	12/01/20	(a)	740	666,000
Sr. Sec’d. Notes
6.375%	12/01/19		1,630	1,581,100
Brand Energy & Infrastructure Services, Inc.,
Gtd. Notes, 144A
8.500%	12/01/21		330	306,900

SEE NOTES TO FINANCIAL STATEMENTS.

A111

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Commercial Services & Supplies (continued)
FTI Consulting, Inc.,
Gtd. Notes
6.750%	10/01/20		370	$383,875
Garda World Security Corp. (Canada),
Gtd. Notes, 144A
7.250%	11/15/21		900	864,000
Global Cash Access, Inc.,
Sr. Unsec’d. Notes, 144A
10.000%	01/15/22		400	379,000
RR Donnelley & Sons Co.,
Sr. Unsec’d. Notes
6.500%	11/15/23	(a)	525	542,063
7.000%	02/15/22		110	118,250
7.875%	03/15/21		105	118,519
TransUnion Holding Co., Inc.,
Sr. Unsec’d. Notes
8.125%	06/15/18		860	878,920
United Rentals North America, Inc.,
Gtd. Notes
5.500%	07/15/25	(a)	110	106,287
Sr. Sec’d. Notes
4.625%	07/15/23		140	137,284

				8,079,036

Communications Equipment — 0.1%
Alcatel-Lucent USA, Inc. (France),
Gtd. Notes, 144A
6.750%	11/15/20		870	920,025
8.875%	01/01/20		320	348,000
Sr. Unsec’d. Notes
6.450%	03/15/29		1,250	1,290,625
6.500%	01/15/28		440	453,200

				3,011,850

Construction & Engineering — 0.1%
Aguila 3 SA (Luxembourg),
Sr. Sec’d. Notes, 144A
7.875%	01/31/18	(a)	515	509,850
Meritage Homes Corp.,
Gtd. Notes, 144A
6.000%	06/01/25	(a)	205	206,025
Standard Pacific Corp.,
Gtd. Notes
5.875%	11/15/24		100	103,000
Taylor Morrison Communities, Inc./Monarch Communities, Inc.,
Gtd. Notes, 144A
5.250%	04/15/21		415	408,775
5.875%	04/15/23		160	158,000
TRI Pointe Holdings, Inc.,
Sr. Unsec’d. Notes
4.375%	06/15/19		55	53,900
5.875%	06/15/24		480	470,400
William Lyon Homes, Inc.,
Gtd. Notes
5.750%	04/15/19		580	584,710
7.000%	08/15/22		840	869,400

				3,364,060

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Construction Materials
Building Materials Holding Corp.,
Sr. Sec’d. Notes, 144A
9.000%	09/15/18		630	$672,525

Consumer Finance — 0.1%
Ally Financial, Inc.,
Sr. Unsec’d. Notes
4.125%	03/30/20	(a)	345	344,351
4.625%	05/19/22		160	158,000
Navient Corp.,
Sr. Unsec’d. Notes
5.000%	10/26/20		90	88,200
5.500%	01/25/23	(a)	735	698,250
5.875%	03/25/21		345	344,783
5.875%	10/25/24		945	888,300
Sr. Unsec’d. Notes, MTN
4.875%	06/17/19		195	193,050
5.500%	01/15/19	(a)	535	545,497
8.000%	03/25/20	(a)	85	94,775
Synchrony Financial,
Sr. Unsec’d. Notes
1.875%	08/15/17		185	184,923
3.000%	08/15/19		272	273,936
3.750%	08/15/21		411	414,127
4.250%	08/15/24		414	415,778

				4,643,970

Containers & Packaging — 0.1%
Ardagh Finance Holdings SA (Luxembourg),
Sr. Unsec’d. Notes, 144A, PIK
8.625%	06/15/19	(a)	953	986,098
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Sr. Sec’d. Notes, 144A
3.286%(c)	12/15/19		350	340,375
Sr. Unsec’d. Notes, 144A
7.000%	11/15/20		292	297,900
Ball Corp.,
Gtd. Notes
5.250%	07/01/25	(a)	455	449,881
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II (New Zealand),
Gtd. Notes, 144A
6.000%	06/15/17		210	210,000
Consolidated Container Co. LLC/Consolidated Container Capital, Inc.,
Gtd. Notes, 144A
10.125%	07/15/20		145	129,050
Crown Americas LLC/Crown Americas Capital Corp. IV,
Gtd. Notes
4.500%	01/15/23	(a)	215	203,042
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (New Zealand),
Gtd. Notes
8.250%	02/15/21	(a)	185	191,937
Sr. Sec’d. Notes
5.750%	10/15/20		190	194,750

				3,003,033

Distributors
Global Partners LP/GLP Finance Corp.,
Gtd. Notes, 144A
7.000%	06/15/23		400	393,000

SEE NOTES TO FINANCIAL STATEMENTS.

A112

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Distributors (continued)
HD Supply, Inc.,
Sr. Sec’d. Notes, 144A
5.250%	12/15/21	(a)	235	$238,231

				631,231

Diversified Financial Services — 0.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands),
Gtd. Notes
4.250%	07/01/20		325	325,203
Affiliated Managers Group, Inc.,
Sr. Unsec’d. Notes
3.500%	08/01/25		820	794,119
4.250%	02/15/24		239	246,268
Air Lease Corp.,
Sr. Unsec’d. Notes
2.125%	01/15/18		395	391,050
3.750%	02/01/22		718	717,569
4.250%	09/15/24		654	649,095
4.750%	03/01/20	(a)	634	673,625
Aircastle Ltd.,
Sr. Unsec’d. Notes
5.125%	03/15/21		155	156,550
6.250%	12/01/19		85	92,115
Discover Financial Services,
Sr. Unsec’d. Notes
3.950%	11/06/24		477	463,487
5.200%	04/27/22		304	323,234
Fly Leasing Ltd. (Ireland),
Sr. Unsec’d. Notes
6.375%	10/15/21		1,060	1,073,250
6.750%	12/15/20		595	612,850
Grain Spectrum Funding II LLC,
Sec’d. Notes, 144A
3.290%	10/10/34		671	664,617
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
4.875%	03/15/19	(a)	710	715,325
5.875%	02/01/22	(a)	1,565	1,594,344
6.000%	08/01/20		425	438,813
ILFC E-Capital Trust I,
Ltd. Gtd. Notes, 144A
4.690%(c)	12/21/65		305	302,255
ILFC E-Capital Trust II,
Ltd. Gtd. Notes, 144A
6.250%(c)	12/21/65		345	338,100
International Lease Finance Corp.,
Sr. Unsec’d. Notes
6.250%	05/15/19	(a)	145	156,781
Peachtree Corners Funding Trust,
Gtd. Notes, 144A
3.976%	02/15/25	(a)(g)	500	495,834

				11,224,484

Diversified Telecommunication Services — 0.7%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.500%	01/15/22		200	200,000
6.625%	02/15/23	(a)	290	287,912

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Diversified Telecommunication Services (continued)
Altice Finco SA (Luxembourg),
Gtd. Notes, 144A
7.625%	02/15/25		630	$604,800
Sr. Sec’d. Notes, 144A
9.875%	12/15/20	(a)	320	352,000
Altice SA (Luxembourg),
Gtd. Notes, 144A
7.625%	02/15/25		200	188,000
7.750%	05/15/22	(a)	1,380	1,335,150
CenturyLink, Inc.,
Sr. Unsec’d. Notes
5.150%	06/15/17		37	38,387
6.000%	04/01/17	(a)	92	95,910
6.150%	09/15/19		203	213,657
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A
6.750%	03/01/23		240	235,272
Sr. Unsec’d. Notes, 144A
6.000%	04/15/21	(a)	1,635	1,576,336
7.000%	02/15/20		400	414,000
Embarq Corp.,
Sr. Unsec’d. Notes
7.082%	06/01/16		303	315,098
7.995%	06/01/36	(a)	3,365	3,730,775
FairPoint Communications, Inc.,
Sr. Sec’d. Notes, 144A
8.750%	08/15/19		350	364,000
GCI, Inc.,
Sr. Unsec’d. Notes
6.875%	04/15/25		325	328,250
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.625%	02/21/20		1,066	1,063,604
3.450%	03/15/21		1,958	1,995,842
4.500%	09/15/20		7,432	8,017,159
6.550%	09/15/43	(a)	603	705,362
Wind Acquisition Finance SA (Italy),
Sec’d. Notes, 144A
7.375%	04/23/21		410	414,613
Sr. Sec’d. Notes, 144A
4.750%	07/15/20		620	610,700

				23,086,827

Electric Utilities — 0.5%
AES Corp.,
Sr. Unsec’d. Notes
4.875%	05/15/23	(a)	620	582,800
7.375%	07/01/21		360	395,100
American Transmission Systems, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	09/01/44		287	291,669
Atlantic Power Corp.,
Gtd. Notes
9.000%	11/15/18		685	718,394
Cleveland Electric Illuminating Co. (The),
Sr. Unsec’d. Notes
5.950%	12/15/36		1,522	1,661,503

SEE NOTES TO FINANCIAL STATEMENTS.

A113

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Electric Utilities (continued)
Dominion Resources, Inc.,
Jr. Sub. Notes
2.582%(c)	09/30/66		1,420	$1,275,382
DPL, Inc.,
Sr. Unsec’d. Notes
7.250%	10/15/21		1,125	1,186,875
Duquesne Light Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
5.900%	12/01/21		338	387,271
6.400%	09/15/20		775	897,931
Entergy Corp.,
Sr. Unsec’d. Notes
4.000%	07/15/22		585	589,498
Exelon Corp.,
Sr. Unsec’d. Notes
1.550%	06/09/17		160	160,227
2.850%	06/15/20		236	237,370
3.950%	06/15/25		755	759,455
FirstEnergy Corp.,
Sr. Unsec’d. Notes
2.750%	03/15/18		1,011	1,025,889
4.250%	03/15/23		1,504	1,513,388
7.375%	11/15/31	(a)	844	1,028,332
FirstEnergy Solutions Corp.,
Gtd. Notes
6.050%	08/15/21	(a)	879	963,002
IPALCO Enterprises, Inc.,
Sr. Sec’d. Notes, 144A
3.450%	07/15/20		1,323	1,316,385
NSG Holdings LLC/NSG Holdings, Inc.,
Sr. Sec’d. Notes, 144A
7.750%	12/15/25		342	377,173
Puget Energy, Inc.,
Sr. Sec’d. Notes
6.000%	09/01/21		844	967,013
6.500%	12/15/20		276	323,101
Talen Energy Supply LLC,
Gtd. Notes, 144A
5.125%	07/15/19		770	754,600
Sr. Unsec’d. Notes, 144A
6.500%	06/01/25	(a)	125	125,000

				17,537,358

Electronic Equipment, Instruments & Components
TerraForm Power Operating LLC,
Gtd. Notes, 144A
5.875%	02/01/23	(a)	275	279,125

Energy Equipment & Services — 0.5%
Columbia Pipeline Group, Inc.,
Gtd. Notes, 144A
2.450%	06/01/18		146	147,127
3.300%	06/01/20		696	698,715
4.500%	06/01/25		218	214,456
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
Gtd. Notes
6.125%	03/01/22		123	125,460
Gtd. Notes, 144A
6.250%	04/01/23		130	135,200

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Energy Equipment & Services (continued)
DCP Midstream LLC,
Sr. Unsec’d. Notes, 144A
4.750%	09/30/21	(a)	1,094	$1,080,985
5.350%	03/15/20		2,325	2,390,065
DCP Midstream Operating LP,
Gtd. Notes
2.500%	12/01/17	(a)	194	187,773
2.700%	04/01/19		399	375,894
3.875%	03/15/23		232	214,349
5.600%	04/01/44	(a)	841	750,085
Enable Midstream Partners LP,
Gtd. Notes, 144A
2.400%	05/15/19		221	213,554
Sr. Unsec’d. Notes, 144A
3.900%	05/15/24		234	216,834
Enbridge Energy Partners LP,
Sr. Unsec’d. Notes
4.200%	09/15/21		509	522,006
Energy Transfer Equity LP,
Sr. Sec’d. Notes
5.500%	06/01/27	(a)	235	234,413
Enterprise Products Operating LLC,
Gtd. Notes
2.550%	10/15/19		159	158,954
Exterran Partners LP/EXLP Finance Corp.,
Gtd. Notes
6.000%	04/01/21		180	173,700
6.000%	10/01/22		540	513,000
Forbes Energy Services Ltd.,
Gtd. Notes
9.000%	06/15/19	(a)	710	568,000
Forum Energy Technologies, Inc.,
Gtd. Notes
6.250%	10/01/21		295	292,050
Gibson Energy, Inc. (Canada),
Gtd. Notes, 144A
6.750%	07/15/21		185	191,013
Holly Energy Partners LP/Holly Energy Finance Corp.,
Gtd. Notes
6.500%	03/01/20		133	132,667
Kinder Morgan Energy Partners LP,
Gtd. Notes
5.000%	10/01/21		129	136,500
Kinder Morgan, Inc.,
Gtd. Notes
3.050%	12/01/19		505	504,441
Midstream Partners LP/ACMP Finance Corp.,
Sr. Unsec’d. Notes
4.875%	05/15/23		130	128,233
MPLX LP,
Sr. Unsec’d. Notes
4.000%	02/15/25		109	106,348
PBF Logistics LP/PBF Logistics Finance Corp.,
Gtd. Notes, 144A
6.875%	05/15/23		230	231,150
Phillips 66 Partners LP,
Sr. Unsec’d. Notes
2.646%	02/15/20		60	59,024

SEE NOTES TO FINANCIAL STATEMENTS.

A114

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Energy Equipment & Services (continued)
Rose Rock Midstream LP/Rose Rock Finance Corp.,
Gtd. Notes, 144A
5.625%	11/15/23		400	$387,000
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.750%	05/15/24	(a)	240	239,100
Sr. Sec’d. Notes, 144A
5.625%	03/01/25	(a)	450	445,500
SemGroup Corp.,
Gtd. Notes
7.500%	06/15/21		270	282,150
Southern Natural Gas Co./Southern Natural Issuing Corp.,
Gtd. Notes
4.400%	06/15/21		102	105,312
Spectra Energy Capital LLC,
Gtd. Notes
3.300%	03/15/23	(a)	500	458,529
5.650%	03/01/20		350	379,833
Spectra Energy Partners LP,
Sr. Unsec’d. Notes
2.950%	09/25/18		100	102,272
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
6.875%	02/01/21		280	290,500
Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
Gtd. Notes
6.125%	10/15/21		295	307,537
Gtd. Notes, 144A
6.250%	10/15/22		510	527,850
Western Gas Partners LP,
Sr. Unsec’d. Notes
5.375%	06/01/21		467	504,081
Western Refining Logistics LP/WNRL Finance Corp.,
Gtd. Notes, 144A
7.500%	02/15/23		225	231,750
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.700%	01/15/23		217	202,051
4.550%	06/24/24	(a)	2,358	2,285,100
Williams Partners LP,
Sr. Unsec’d. Notes
4.125%	11/15/20		50	51,861
4.300%	03/04/24		463	455,369

				17,957,791

Food & Staples Retailing — 0.1%
SUPERVALU, Inc.,
Sr. Unsec’d. Notes
6.750%	06/01/21		295	297,950
7.750%	11/15/22	(a)	145	152,159
Walgreens Boots Alliance, Inc.,
Gtd. Notes
1.750%	11/17/17		179	179,703
2.700%	11/18/19		405	405,541
3.300%	11/18/21		480	476,670

				1,512,023

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Food Products — 0.2%
ConAgra Foods, Inc.,
Sr. Unsec’d. Notes
1.900%	01/25/18		156	$153,676
ESAL GmbH (Brazil),
Gtd. Notes, 144A
6.250%	02/05/23		1,000	985,000
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc. (Greece),
Gtd. Notes, 144A
9.875%	02/01/20		410	427,425
HJ Heinz Co.,
Sec’d. Notes, 144A
4.875%	02/15/25		286	311,383
JBS Investments GmbH (Brazil),
Gtd. Notes, 144A
7.250%	04/03/24	(a)	1,100	1,138,500
7.750%	10/28/20		600	652,500
JBS USA LLC/JBS USA Finance, Inc. (Brazil),
Gtd. Notes, 144A
7.250%	06/01/21		240	252,900
8.250%	02/01/20	(a)	590	625,400
Sr. Unsec’d. Notes, 144A
5.750%	06/15/25		125	123,556
5.875%	07/15/24	(a)	105	105,656
Minerva Luxembourg SA (Brazil),
Gtd. Notes, 144A
7.750%	01/31/23		1,090	1,098,175

				5,874,171

Gas Utilities
LBC Tank Terminals Holding Netherlands BV (Belgium),
Gtd. Notes, 144A
6.875%	05/15/23		310	320,075
Sempra Energy,
Sr. Unsec’d. Notes
2.300%	04/01/17		361	366,310

				686,385

Health Care Equipment & Supplies — 0.1%
Becton Dickinson And Co.,
Sr. Unsec’d. Notes
2.675%	12/15/19		215	215,163
Boston Scientific Corp.,
Sr. Unsec’d. Notes
3.375%	05/15/22		550	538,502
Hologic, Inc.,
Gtd. Notes, 144A
5.250%	07/15/22		175	178,719
Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
Gtd. Notes, 144A
5.500%	04/15/25		70	67,900
Zimmer Holdings, Inc.,
Sr. Unsec’d. Notes
1.450%	04/01/17		550	550,186
2.000%	04/01/18		1,428	1,428,511

				2,978,981

SEE NOTES TO FINANCIAL STATEMENTS.

A115

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Health Care Providers & Services — 0.2%
CHS/Community Health Systems, Inc.,
Gtd. Notes
6.875%	02/01/22	(a)	585	$617,175
DaVita HealthCare Partners, Inc.,
Gtd. Notes
5.000%	05/01/25		265	255,063
HCA, Inc.,
Sr. Sec’d. Notes
3.750%	03/15/19		385	387,887
4.250%	10/15/19		315	322,481
6.500%	02/15/20	(a)	1,760	1,966,800
HealthSouth Corp.,
Gtd. Notes
5.125%	03/15/23		95	94,406
5.750%	11/01/24		700	714,875
Kindred Healthcare, Inc.,
Gtd. Notes, 144A
8.000%	01/15/20		190	203,300
8.750%	01/15/23		190	206,387
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
6.000%	10/01/20		70	74,637
Sr. Sec’d. Notes, 144A
3.786%(c)	06/15/20		240	242,100
Sr. Unsec’d. Notes
8.125%	04/01/22	(a)	1,515	1,656,653
Sr. Unsec’d. Notes, 144A
5.000%	03/01/19	(a)	125	125,000
6.750%	06/15/23		270	275,400
WellCare Health Plans, Inc.,
Sr. Unsec’d. Notes
5.750%	11/15/20		130	135,200

				7,277,364

Hotels, Restaurants & Leisure — 0.2%
24 Hour Holdings III LLC,
Gtd. Notes, 144A
8.000%	06/01/22		255	204,637
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties,
Sec’d. Notes
11.000%	10/01/21		160	134,000
Sr. Sec’d. Notes
8.000%	10/01/20		155	145,991
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc.,
Sec’d. Notes, 144A
9.375%	05/01/22	(a)	355	266,250
Golden Nugget Escrow, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	12/01/21	(a)	570	589,950
LTF Merger Sub, Inc.,
Gtd. Notes, 144A
8.500%	06/15/23	(a)	435	419,775
MCE Finance Ltd. (Hong Kong),
Gtd. Notes, 144A
5.000%	02/15/21		735	698,250

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Hotels, Restaurants & Leisure (continued)
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes
7.500%	10/15/27		355	$411,800
Scientific Games International, Inc.,
Gtd. Notes
6.625%	05/15/21	(a)	1,175	910,625
10.000%	12/01/22		410	392,575
Sr. Sec’d. Notes, 144A
7.000%	01/01/22	(a)	350	361,375
Speedway Motorsports, Inc.,
Gtd. Notes
5.125%	02/01/23		320	315,200
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.250%	10/15/21	(a)	1,055	996,975

				5,847,403

Household Durables
Lennar Corp.,
Gtd. Notes
4.500%	06/15/19		430	438,600
4.500%	11/15/19		100	101,250

				539,850

Independent Power & Renewable Electricity Producers — 0.2%
Calpine Corp.,
Sr. Unsec’d. Notes
5.375%	01/15/23	(a)	180	176,850
5.750%	01/15/25	(a)	250	243,125
Dynegy, Inc.,
Gtd. Notes, 144A
6.750%	11/01/19		960	998,880
7.375%	11/01/22		1,055	1,105,113
7.625%	11/01/24	(a)	1,135	1,200,263
NRG Energy, Inc.,
Gtd. Notes
6.250%	07/15/22	(a)	195	197,925
6.250%	05/01/24	(a)	1,565	1,553,263

				5,475,419

Industrial Conglomerates
Argos Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
7.125%	03/15/23		510	534,225
Nielsen Co. Luxembourg SARL (The),
Gtd. Notes, 144A
5.500%	10/01/21		185	186,850
WaveDivision Escrow LLC/WaveDivision Escrow Corp.,
Sr. Unsec’d. Notes, 144A
8.125%	09/01/20		290	301,600

				1,022,675

Insurance — 0.3%
Aflac, Inc.,
Sr. Unsec’d. Notes
2.400%	03/16/20		500	503,725
American International Group, Inc.,
Sr. Unsec’d. Notes
2.300%	07/16/19		1,031	1,029,159
Sr. Unsec’d. Notes, MTN

SEE NOTES TO FINANCIAL STATEMENTS.

A116

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Insurance (continued)
5.600%	10/18/16		517	$545,487
Aon Corp.,
Gtd. Notes
5.000%	09/30/20		205	226,167
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
5.000%	06/01/21		334	364,480
Sr. Unsec’d. Notes, 144A
6.500%	03/15/35		260	304,035
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
4.800%	07/15/21		100	110,538
Massachusetts Mutual Life Insurance Co. (The),
Sub. Notes, 144A
4.500%	04/15/65		607	539,053
MetLife, Inc.,
Sr. Unsec’d. Notes
4.750%	02/08/21		820	905,711
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
6.063%	03/30/40		209	249,919
Pacific Life Insurance Co.,
Sub. Notes, 144A
9.250%	06/15/39		123	183,683
Pacific LifeCorp,
Sr. Unsec’d. Notes, 144A
5.125%	01/30/43		563	567,266
6.000%	02/10/20		1,594	1,800,885
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44		982	1,001,405
TIAA Asset Management Finance Co. LLC,
Sr. Unsec’d. Notes, 144A
2.950%	11/01/19		209	210,460
4.125%	11/01/24		303	305,169
Unum Group,
Sr. Unsec’d. Notes
5.625%	09/15/20		751	845,068

				9,692,210

Internet & Catalog Retail
Netflix, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	02/15/22		275	283,937
5.875%	02/15/25		275	284,655

				568,592

IT Services
IHS, Inc.,
Gtd. Notes, 144A
5.000%	11/01/22		255	253,406

Machinery — 0.1%
BlueLine Rental Finance Corp.,
Sec’d. Notes, 144A
7.000%	02/01/19	(a)	540	554,850
CNH Industrial Capital LLC,
Gtd. Notes, 144A
3.875%	07/16/18	(a)	375	375,469

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Machinery (continued)
Ingersoll-Rand Global Holding Co. Ltd.,
Gtd. Notes
4.250%	06/15/23		405	$419,875
LSB Industries, Inc.,
Sr. Sec’d. Notes
7.750%	08/01/19		35	37,100
Tyco Electronics Group SA (Switzerland),
Gtd. Notes
2.375%	12/17/18		126	127,424

				1,514,718

Marine — 0.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc.,
Sr. Sec’d. Notes, 144A
8.125%	11/15/21		610	600,850
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc.,
Gtd. Notes
8.125%	02/15/19	(a)	695	545,575
Sr. Sec’d. Notes, 144A
7.375%	01/15/22		760	658,350
Navios South American Logistics, Inc./Navios Logistics Finance US, Inc. (Uruguay),
Gtd. Notes, 144A
7.250%	05/01/22	(a)	85	81,387

				1,886,162

Media — 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes, 144A
5.125%	05/01/23	(a)	350	340,375
5.875%	05/01/27	(a)	25	24,406
Cogeco Cable, Inc. (Canada),
Gtd. Notes, 144A
4.875%	05/01/20		350	355,250
Columbus International, Inc. (Barbados),
Gtd. Notes, 144A
7.375%	03/30/21		1,390	1,494,250
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
5.875%	10/01/19		200	225,762
Discovery Communications LLC,
Gtd. Notes
3.250%	04/01/23		71	68,348
iHeartCommunications, Inc.,
Sr. Sec’d. Notes
9.000%	12/15/19	(a)	870	829,110
Sr. Sec’d. Notes, 144A
10.625%	03/15/23		290	274,775
Sr. Unsec’d. Notes
5.500%	12/15/16	(a)	830	771,900
6.875%	06/15/18		30	27,150
10.000%	01/15/18	(a)	425	342,125
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance,
Sr. Sec’d. Notes
9.750%	04/01/21		852	937,200
MDC Partners, Inc.,
Gtd. Notes, 144A
6.750%	04/01/20		330	328,763

SEE NOTES TO FINANCIAL STATEMENTS.

A117

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Media (continued)
MHGE Parent LLC/MHGE Parent Finance, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	08/01/19		1,215	$1,224,113
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes
4.500%	10/01/20		135	134,325
Numericable-SFR SAS (France),
Sr. Sec’d. Notes, 144A
4.875%	05/15/19		215	212,850
6.000%	05/15/22	(a)	450	443,531
6.250%	05/15/24	(a)	200	196,750
RCN Telecom Services LLC/RCN Capital Corp.,
Sr. Unsec’d. Notes, 144A
8.500%	08/15/20		570	597,075
Time Warner Cable, Inc.,
Gtd. Notes
4.000%	09/01/21	(a)	759	779,217
4.500%	09/15/42		149	121,540
5.500%	09/01/41		107	99,795
5.850%	05/01/17		157	167,655
6.550%	05/01/37		219	227,984
6.750%	07/01/18		295	328,911
7.300%	07/01/38		405	456,317
8.250%	04/01/19		1,167	1,372,503
Time Warner, Inc.,
Gtd. Notes
4.900%	06/15/42		500	492,017
5.375%	10/15/41		556	570,340
6.200%	03/15/40		320	363,534
Viacom, Inc.,
Sr. Unsec’d. Notes
4.250%	09/01/23	(a)	1,215	1,224,618
Wave Holdco LLC/Wave Holdco Corp.,
Sr. Unsec’d. Notes, 144A, PIK
8.250%	07/15/19		20	20,354
WMG Acquisition Corp.,
Gtd. Notes, 144A
6.750%	04/15/22		245	232,794

				15,285,637

Metals & Mining — 0.3%
Alcoa, Inc.,
Sr. Unsec’d. Notes
5.125%	10/01/24	(a)	542	548,775
CONSOL Energy, Inc.,
Gtd. Notes
5.875%	04/15/22	(a)	975	828,750
Gtd. Notes, 144A
8.000%	04/01/23	(a)	290	275,137
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes, 144A
4.875%	11/04/44	(a)	350	334,301
Sr. Unsec’d. Notes, RegS
4.500%	08/13/23		2,900	3,054,515
First Quantum Minerals Ltd. (Canada),
Gtd. Notes, 144A
6.750%	02/15/20	(a)	785	759,487
7.250%	05/15/22	(a)	370	353,813

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Metals & Mining (continued)
JMC Steel Group, Inc.,
Sr. Unsec’d. Notes, 144A
8.250%	03/15/18	(a)	370	$338,550
Lundin Mining Corp. (Canada),
Sr. Sec’d. Notes, 144A
7.500%	11/01/20		315	339,413
7.875%	11/01/22		285	304,950
Murray Energy Corp.,
Sec’d. Notes, 144A
11.250%	04/15/21	(a)	830	697,200
New Gold, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.250%	11/15/22		420	414,750
Peabody Energy Corp.,
Gtd. Notes
6.000%	11/15/18	(a)	245	117,600
6.250%	11/15/21	(a)	370	125,800
7.875%	11/01/26		70	23,450
Sec’d. Notes, 144A
10.000%	03/15/22	(a)	260	161,200
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc.,
Gtd. Notes, 144A
6.375%	05/01/22	(a)	160	155,200
Steel Dynamics, Inc.,
Gtd. Notes
5.125%	10/01/21		165	165,330
5.500%	10/01/24		80	80,000
6.125%	08/15/19		260	273,650

				9,351,871

Multiline Retail — 0.1%
Family Tree Escrow LLC,
Gtd. Notes, 144A
5.750%	03/01/23	(a)	240	250,800
JC Penney Corp., Inc.,
Gtd. Notes
5.650%	06/01/20	(a)	1,355	1,222,887
7.400%	04/01/37		475	384,750
8.125%	10/01/19	(a)	600	594,000

				2,452,437

Oil, Gas & Consumable Fuels — 1.1%
Antero Resources Corp.,
Gtd. Notes
5.125%	12/01/22		245	231,525
Gtd. Notes, 144A
5.625%	06/01/23		145	140,106
Baytex Energy Corp. (Canada),
Gtd. Notes, 144A
5.125%	06/01/21		115	107,813
5.625%	06/01/24		125	115,937
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
1.674%	02/13/18		1,303	1,307,567
2.248%	11/01/16		880	893,137
4.500%	10/01/20		324	354,414
California Resources Corp.,
Gtd. Notes
5.000%	01/15/20	(a)	195	171,600

SEE NOTES TO FINANCIAL STATEMENTS.

A118

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
5.500%	09/15/21	(a)	105	$91,371
6.000%	11/15/24	(a)	435	374,100
Carrizo Oil & Gas, Inc.,
Gtd. Notes
6.250%	04/15/23		105	105,263
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.700%	10/15/19		592	661,281
Citgo Holding, Inc.,
Sr. Sec’d. Notes, 144A
10.750%	02/15/20		145	148,263
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
6.250%	08/15/22		165	162,113
Denbury Resources, Inc.,
Gtd. Notes
5.500%	05/01/22		385	343,613
6.375%	08/15/21	(a)	300	288,000
Empresa Nacional del Petroleo (Chile),
Sr. Unsec’d. Notes, 144A
4.375%	10/30/24		445	444,808
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
7.000%	08/15/21	(a)	740	736,300
EP Energy LLC/Everest Acquisition Finance, Inc.,
Gtd. Notes
7.750%	09/01/22	(a)	285	299,250
9.375%	05/01/20	(a)	755	806,869
Gtd. Notes, 144A
6.375%	06/15/23	(a)	520	521,300
Halcon Resources Corp.,
Sec’d. Notes, 144A
8.625%	02/01/20	(a)	390	385,125
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.000%	12/01/24		95	89,081
5.750%	10/01/25		230	220,800
Jupiter Resources, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
8.500%	10/01/22	(a)	620	519,250
Linn Energy LLC/Linn Energy Finance Corp.,
Gtd. Notes
6.250%	11/01/19	(a)	560	438,200
6.500%	05/15/19		220	177,650
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
5.125%	03/01/21		330	362,402
Noble Holding International Ltd.,
Gtd. Notes
4.000%	03/16/18		54	55,286
5.950%	04/01/25	(a)	344	339,176
6.950%	04/01/45		332	305,773
Northern Tier Energy LLC/Northern Tier Finance Corp.,
Sr. Sec’d. Notes
7.125%	11/15/20		165	169,950
Pacific Drilling V Ltd.,
Sr. Sec’d. Notes, 144A
7.250%	12/01/17		270	232,200

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Petrobras Global Finance BV (Brazil),
Gtd. Notes
1.896%(c)	05/20/16		432	$425,602
3.250%	03/17/17	(a)	807	795,791
4.375%	05/20/23		6,637	5,782,221
5.375%	01/27/21	(a)	2,031	1,953,416
5.625%	05/20/43		555	428,960
5.875%	03/01/18		233	237,660
6.125%	10/06/16		900	924,750
7.250%	03/17/44	(a)	1,581	1,467,737
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.500%	06/27/44		580	533,600
6.375%	01/23/45		1,807	1,854,434
6.500%	06/02/41		1,584	1,647,360
Gtd. Notes, 144A
3.500%	07/23/20	(a)	5,565	5,626,104
5.625%	01/23/46		500	466,850
Rice Energy, Inc.,
Gtd. Notes
6.250%	05/01/22	(a)	620	615,350
Gtd. Notes, 144A
7.250%	05/01/23		385	394,625
Rosetta Resources, Inc.,
Gtd. Notes
5.625%	05/01/21	(a)	390	414,375
5.875%	06/01/24	(a)	587	632,493
Shell International Finance BV (Netherlands),
Gtd. Notes
4.375%	05/11/45		534	527,096
Southwestern Energy Co.,
Sr. Unsec’d. Notes
3.300%	01/23/18		275	281,998
4.050%	01/23/20		499	512,819
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes, 144A
6.375%	04/01/23	(a)	110	114,400
Teine Energy Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
6.875%	09/30/22		440	424,600
Transocean, Inc.,
Gtd. Notes
5.050%	12/15/16		136	140,756
Western Refining, Inc.,
Gtd. Notes
6.250%	04/01/21		360	362,700
Whiting Petroleum Corp.,
Gtd. Notes
5.000%	03/15/19		420	411,600

				38,576,820

Paper & Forest Products
Sappi Papier Holding GmbH (South Africa),
Sr. Sec’d. Notes, 144A
6.625%	04/15/21	(a)	1,045	1,084,187

Pharmaceuticals — 0.3%
AbbVie, Inc.,
Sr. Unsec’d. Notes
1.750%	11/06/17		447	448,172

SEE NOTES TO FINANCIAL STATEMENTS.

A119

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
1.800%	05/14/18		1,949	$1,943,272
3.600%	05/14/25		535	528,791
Actavis Funding SCS,
Gtd. Notes
1.850%	03/01/17		1,876	1,885,159
2.350%	03/12/18		1,323	1,329,984
3.000%	03/12/20	(a)	531	532,204
3.450%	03/15/22		789	781,527
3.800%	03/15/25		788	774,070
Actavis, Inc.,
Gtd. Notes
1.875%	10/01/17		169	169,202
Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
5.375%	01/15/23		165	162,937
Endo Finance LLC/Endo Ltd./Endo Finco, Inc.,
Gtd. Notes, 144A
6.000%	02/01/25	(a)	200	203,250
Endo Ltd./ Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
6.000%	07/15/23		200	204,500
Express Scripts Holding Co.,
Gtd. Notes
4.750%	11/15/21		1,254	1,360,723
Medco Health Solutions, Inc.,
Gtd. Notes
4.125%	09/15/20		295	313,373
Perrigo Finance PLC,
Gtd. Notes
3.500%	12/15/21		200	200,388
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
5.375%	03/15/20		430	443,975
Sr. Unsec’d. Notes, 144A
6.125%	04/15/25		370	380,638

				11,662,165

Real Estate Investment Trusts (REITs) — 0.8%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
2.750%	01/15/20		157	155,403
4.600%	04/01/22		94	99,023
American Tower Corp.,
Sr. Unsec’d. Notes
2.800%	06/01/20		500	493,052
AvalonBay Communities, Inc.,
Sr. Unsec’d. Notes
3.625%	10/01/20		255	265,677
BioMed Realty LP,
Gtd. Notes
2.625%	05/01/19		388	386,359
3.850%	04/15/16		529	538,943
4.250%	07/15/22		155	156,995
6.125%	04/15/20		540	611,180
Brandywine Operating Partnership LP,
Gtd. Notes
3.950%	02/15/23		427	423,627
4.100%	10/01/24		780	769,253
4.550%	10/01/29		780	777,404

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (continued)
4.950%	04/15/18		425	$453,016
5.700%	05/01/17		264	281,385
Camden Property Trust,
Sr. Unsec’d. Notes
2.950%	12/15/22		161	153,393
Communications Sales & Leasing, Inc.,
Gtd. Notes, 144A
8.250%	10/15/23	(a)	155	152,287
Corporate Office Properties LP,
Gtd. Notes
5.000%	07/01/25		389	389,860
DDR Corp.,
Sr. Unsec’d. Notes
3.625%	02/01/25		332	318,812
4.625%	07/15/22		253	265,659
4.750%	04/15/18		700	746,879
9.625%	03/15/16		142	149,806
Digital Realty Trust LP,
Gtd. Notes
3.950%	07/01/22		547	545,866
5.250%	03/15/21		134	146,644
Duke Realty LP,
Gtd. Notes
4.375%	06/15/22		198	206,888
Equity One, Inc.,
Gtd. Notes
3.750%	11/15/22		1,400	1,384,312
ERP Operating LP,
Sr. Unsec’d. Notes
2.375%	07/01/19		480	482,025
Essex Portfolio LP,
Gtd. Notes
3.875%	05/01/24		457	462,439
Geo Group, Inc. (The),
Gtd. Notes
5.875%	01/15/22		345	358,800
Government Properties Income Trust,
Sr. Unsec’d. Notes
3.750%	08/15/19	(a)	770	792,050
HCP, Inc.,
Sr. Unsec’d. Notes
3.875%	08/15/24		1,500	1,463,759
Health Care REIT, Inc.,
Sr. Unsec’d. Notes
2.250%	03/15/18		180	181,332
4.700%	09/15/17		76	80,855
Healthcare Trust of America Holdings LP,
Gtd. Notes
3.375%	07/15/21		1,129	1,123,287
Highwoods Realty LP,
Sr. Unsec’d. Notes
3.200%	06/15/21		437	434,867
Lexington Realty Trust,
Gtd. Notes
4.400%	06/15/24		254	255,103
Liberty Property LP,
Sr. Unsec’d. Notes
3.375%	06/15/23		1,022	987,244
4.125%	06/15/22		169	172,075

SEE NOTES TO FINANCIAL STATEMENTS.

A120

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (continued)
4.750%	10/01/20	2,168	$2,336,141
Mack-Cali Realty LP,
Sr. Unsec’d. Notes
2.500%	12/15/17	311	312,191
3.150%	05/15/23	634	560,927
4.500%	04/18/22	908	897,539
Mid-America Apartments LP,
Sr. Unsec’d. Notes
4.300%	10/15/23	117	121,246
Omega Healthcare Investors, Inc.,
Gtd. Notes
4.950%	04/01/24	210	214,793
Gtd. Notes, 144A
4.500%	01/15/25	254	249,908
4.500%	04/01/27	1,998	1,916,544
Regency Centers LP,
Gtd. Notes
5.250%	08/01/15	167	167,538
Retail Opportunity Investments Partnership LP,
Gtd. Notes
4.000%	12/15/24	160	158,307
5.000%	12/15/23	114	119,612
Sabra Health Care LP/Sabra Capital Corp.,
Gtd. Notes
5.500%	02/01/21	535	553,725
Tanger Properties LP,
Sr. Unsec’d. Notes
3.750%	12/01/24	484	478,262
3.875%	12/01/23	272	274,724
6.125%	06/01/20	335	382,550
Ventas Realty LP,
Gtd. Notes
3.500%	02/01/25	203	195,124
4.375%	02/01/45	121	107,701
Ventas Realty LP/Ventas Capital Corp.,
Gtd. Notes
4.000%	04/30/19	168	177,516
Weingarten Realty Investors,
Sr. Unsec’d. Notes
3.375%	10/15/22	96	93,329
WP Carey, Inc.,
Sr. Unsec’d. Notes
4.000%	02/01/25	844	808,192
4.600%	04/01/24	1,267	1,272,149

			28,063,577

Real Estate Management & Development
American Campus Communities Operating Partnership LP,
Gtd. Notes
3.750%	04/15/23	144	141,405
CBRE Services, Inc.,
Gtd. Notes
5.000%	03/15/23	800	808,000
Howard Hughes Corp. (The),
Sr. Unsec’d. Notes, 144A
6.875%	10/01/21	295	312,700

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Real Estate Management & Development (continued)
Post Apartment Homes LP,
Sr. Unsec’d. Notes
3.375%	12/01/22		80	$77,262

				1,339,367

Semiconductors & Semiconductor Equipment
Micron Technology, Inc.,
Gtd. Notes
5.875%	02/15/22		30	30,525
Sr. Unsec’d. Notes, 144A
5.250%	08/01/23		325	311,594
5.250%	01/15/24		230	217,206
5.625%	01/15/26		230	212,463
Sensata Technologies BV (Netherlands),
Gtd. Notes, 144A
5.000%	10/01/25		245	238,569

				1,010,357

Software
Audatex North America, Inc.,
Gtd. Notes, 144A
6.000%	06/15/21		285	292,837
Blue Coat Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
8.375%	06/01/23	(a)	305	310,337
Italics Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
7.125%	07/15/23	(a)	290	286,375
Nuance Communications, Inc.,
Gtd. Notes, 144A
5.375%	08/15/20		300	301,500
SS&C Technologies Holdings, Inc.,
Gtd. Notes, 144A
5.875%	07/15/23		125	126,250

				1,317,299

Specialty Retail
DBP Holding Corp.,
Gtd. Notes, 144A
7.750%	10/15/20		365	295,650
Hot Topic, Inc.,
Sr. Sec’d. Notes, 144A
9.250%	06/15/21		445	467,250

				762,900

Technology Hardware, Storage & Peripherals
Apple, Inc.,
Sr. Unsec’d. Notes
4.375%	05/13/45	(a)	534	526,228
Brocade Communications Systems, Inc.,
Gtd. Notes
4.625%	01/15/23		455	440,213

				966,441

Tobacco — 0.3%
Altria Group, Inc.,
Gtd. Notes
5.375%	01/31/44	(a)	620	655,776
9.250%	08/06/19		181	227,204

SEE NOTES TO FINANCIAL STATEMENTS.

A121

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Tobacco (continued)
Reynolds American, Inc.,
Gtd. Notes
2.300%	06/12/18		362	$364,706
3.250%	06/12/20	(a)	299	302,858
3.250%	11/01/22		940	905,367
4.000%	06/12/22		554	565,892
4.450%	06/12/25	(a)	1,171	1,193,039
5.700%	08/15/35		208	215,668
5.850%	08/15/45		1,393	1,461,111
6.150%	09/15/43	(a)	229	245,931
6.750%	06/15/17		660	721,214
7.250%	06/15/37		610	731,545
Vector Group Ltd.,
Gtd. Notes
7.750%	02/15/21	(a)	895	957,650

				8,547,961

Wireless Telecommunication Services — 0.3%
Altice US Finance I Corp.,
Sr. Sec’d. Notes, 144A
5.375%	07/15/23		275	268,125
Altice US Finance II Corp.,
Sr. Sec’d. Notes, 144A
7.750%	07/15/25		200	194,000
Altice US Finance SA (Luxembourg),
Sr. Sec’d. Notes, 144A
7.750%	07/15/25	(a)	200	192,000
AT&T, Inc.,
Sr. Unsec’d. Notes
2.450%	06/30/20	(a)	512	501,898
Digicel Group Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A
7.125%	04/01/22		495	470,101
8.250%	09/30/20	(a)	225	225,563
DigitalGlobe, Inc.,
Gtd. Notes, 144A
5.250%	02/01/21	(a)(g)	1,012	990,495
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
5.500%	08/01/23		160	141,680
Intelsat Luxembourg SA (Luxembourg),
Gtd. Notes
7.750%	06/01/21	(a)	285	237,975
Level 3 Financing, Inc.,
Gtd. Notes
5.375%	08/15/22	(a)	205	207,050
Gtd. Notes, 144A
5.125%	05/01/23	(a)	350	341,250
5.375%	05/01/25	(a)	115	110,831
Millicom International Cellular SA (Luxembourg),
Sr. Unsec’d. Notes, 144A
6.000%	03/15/25		615	593,475
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28	(a)	2,065	1,775,900
8.750%	03/15/32		1,395	1,356,637
Sprint Communications, Inc.,
Gtd. Notes, 144A
9.000%	11/15/18		140	158,096

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Wireless Telecommunication Services (continued)
Sprint Corp.,
Gtd. Notes
7.625%	02/15/25		580	$546,650
7.875%	09/15/23		590	575,427
T-Mobile USA, Inc.,
Gtd. Notes
6.000%	03/01/23	(a)	385	394,144
6.375%	03/01/25	(a)	485	495,913
6.464%	04/28/19	(a)	570	587,100
6.500%	01/15/24	(a)	235	242,637
6.542%	04/28/20		410	429,266
6.625%	04/01/23		530	550,537

				11,586,750

TOTAL CORPORATE BONDS (cost $417,551,082)				414,867,632

FOREIGN GOVERNMENT BONDS — 0.2%
Banco Nacional de Desenvolvimento Economico e Social (Brazil),
Sr. Unsec’d. Notes
3.375%	09/26/16		580	584,350
4.000%	04/14/19		500	505,000
5.500%	07/12/20		3,200	3,328,000
5.750%	09/26/23	(a)	529	539,950
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes, MTN
3.500%	01/21/21	(a)	2,422	2,470,440
UBS AG (Switzerland),
Sr. Unsec’d. Notes, MTN
1.800%	03/26/18	(a)	1,064	1,062,417

TOTAL FOREIGN GOVERNMENT BONDS (cost $8,462,314)				8,490,157

MUNICIPAL BONDS — 0.8%
California — 0.3%
State of California,
General Obligation Unlimited
7.550%	04/01/39		2,475	3,578,677
7.600%	11/01/40		195	288,933
7.625%	03/01/40		2,990	4,315,706
General Obligation Unlimited, BABs
7.300%	10/01/39		600	833,430
Illinois — 0.5%
City of Chicago,
General Obligation Unlimited
5.432%	01/01/42		515	417,315
6.314%	01/01/44		3,190	2,780,308
7.781%	01/01/35		120	122,660
State of Illinois,
General Obligation Unlimited
1.840%	12/01/16		445	445,058
3.600%	12/01/19		385	379,267
4.350%	06/01/18		420	431,453
4.950%	06/01/23		780	792,995
5.100%	06/01/33		6,225	5,777,734
5.365%	03/01/17		20	20,924
5.665%	03/01/18		455	485,986
5.877%	03/01/19		1,250	1,344,275
General Obligation Unlimited, BABs
6.200%	07/01/21		320	342,502

SEE NOTES TO FINANCIAL STATEMENTS.

A122

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
MUNICIPAL BONDS (continued)
Illinois (continued)
6.630%	02/01/35		1,765	$1,815,885
6.725%	04/01/35		1,415	1,468,275
7.350%	07/01/35		735	801,672

TOTAL MUNICIPAL BONDS (cost $28,382,801)				26,443,055

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.3%
Federal Home Loan Mortgage Corp.
3.000%	11/01/42-07/01/43		1,824	1,818,644
3.500%	04/01/42-06/01/45		7,083	7,303,102
4.000%	06/01/24-05/01/43		4,759	5,062,237
4.500%	05/01/39-03/01/44		2,495	2,711,029
5.000%	11/01/35-07/01/41		2,097	2,345,513
5.500%	03/01/34-06/01/41		1,520	1,702,622
6.500%	09/01/39		169	193,062
Federal National Mortgage Assoc.
1.500%	06/22/20	(a)	11,917	11,775,676
2.500%	01/01/28-08/01/43		8,190	8,248,755
2.500%	TBA		100	101,211
3.000%	02/01/29-01/01/44		13,060	13,159,447
3.000%	TBA		200	207,202
3.000%	TBA		15,000	14,944,043
3.500%	12/01/25-08/01/43		7,008	7,291,480
3.500%	TBA		24,900	25,660,618
4.000%	09/01/26-03/01/45		8,757	9,328,224
4.000%	TBA		14,400	15,256,518
4.500%	12/01/23-04/01/45		9,662	10,485,255
4.500%	TBA		2,100	2,270,297
5.000%	09/01/23-03/01/44		4,545	5,019,270
5.000%	TBA		1,200	1,325,625
5.500%	01/01/23-04/01/39		1,689	1,889,765
6.000%	02/01/34-02/01/38		1,249	1,427,108
6.500%	07/01/32-08/01/36		1,900	2,209,274
Government National Mortgage Assoc.
3.000%	07/20/42-03/20/45		3,366	3,416,683
3.000%	TBA		800	807,562
3.500%	05/20/42-04/20/45		4,940	5,148,677
3.500%	TBA		4,600	4,774,118
4.000%	08/20/40-06/20/45		11,364	12,089,142
4.500%	05/15/39-07/20/41		2,525	2,749,370
5.000%	07/15/39-06/15/41		927	1,036,209
5.500%	06/15/35		431	497,926

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $181,521,833)				182,255,664

U.S. TREASURY OBLIGATIONS — 7.9%
U.S. Treasury Bonds
2.125%	05/15/25		25,675	25,209,641
4.500%	02/15/36		6,972	8,766,202
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/17-07/15/24		27,433	28,048,991
0.250%	01/15/25		6,480	6,348,720
0.375%	07/15/23		3,479	3,549,497
0.625%	07/15/21-01/15/24		6,450	6,806,533
0.750%	02/15/45		10,703	9,822,281
1.125%	01/15/21		2,716	3,106,968
1.250%	07/15/20		2,367	2,747,513

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
U.S. TREASURY OBLIGATIONS (continued)
1.375%	07/15/18-02/15/44		8,575	$9,518,418
1.625%	01/15/18		1,170	1,396,107
1.875%	07/15/19		1,243	1,500,901
2.125%	01/15/19		1,100	1,319,794
2.375%	01/15/17-01/15/25		3,063	4,216,425
2.500%	07/15/16		1,437	1,745,887
2.625%	07/15/17		1,096	1,342,472
U.S. Treasury Notes
0.250%	04/15/16		17,096	17,090,666
0.500%	04/30/17		5,395	5,386,147
0.625%	05/31/17-06/30/17	(a)	40,461	40,450,339
1.125%	06/15/18		21,956	22,038,335
1.500%	07/31/16		30,592	30,964,855
1.625%	06/30/20		7,776	7,775,393
2.000%	02/15/25	(a)	1,210	1,175,590
2.125%	06/30/22		15,029	15,092,407
3.000%	05/15/45		15,867	15,549,660

TOTAL U.S. TREASURY OBLIGATIONS (cost $273,498,793)				270,969,742

TOTAL LONG-TERM INVESTMENTS (cost $2,921,855,075)				3,087,873,650

	Shares
SHORT-TERM INVESTMENT — 16.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $565,013,884; includes $189,914,942 of cash collateral received for securities on loan)(b)(w)(Note 4)	565,013,884	565,013,884

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT — 106.9% (cost $3,486,868,959)		3,652,887,534

		Principal Amount (000)#
SECURITIES SOLD SHORT — (0.1)%
U.S. GOVERNMENT AGENCY OBLIGATIONS
Federal Home Loan Mortgage Corp.
3.500%	TBA	2,500	(2,571,875)
Government National Mortgage Assoc.
4.000%	TBA	100	(105,975)

TOTAL SECURITIES SOLD SHORT (proceeds received $2,666,734)			(2,677,850)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT — 106.8% (cost $3,484,202,225)			3,650,209,684
Liabilities in excess of other assets(x) — (6.8)%			(230,834,554)

NET ASSETS — 100.0%			$3,419,375,130

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

A123

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $185,992,227; cash collateral of $189,914,942 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2015.

(g)	Indicates a security that has been deemed illiquid.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at June 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2015	Unrealized Depreciation(1)
Long Positions:
1,196	Mini MSCI EAFE Index	Sep. 2015	$113,297,897	$109,673,200	$(3,624,697)
1,644	S&P 500 E-Mini	Sep. 2015	172,450,390	168,871,680	(3,578,710)

					$(7,203,407)

(1)	Cash of $11,509,200 has been segregated with Goldman Sachs & Co. to cover requirements for open contracts at June 30, 2015.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,609,925,589	$501,530,708	$—
Preferred Stocks	—	9,543,022	—
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	—	8,177,488	—
Residential Mortgage-Backed Securities	—	1,385,964	—
Bank Loans	—	11,017,621	—
Commercial Mortgage-Backed Securities	—	43,267,008	—
Corporate Bonds	—	414,203,015	664,617
Foreign Government Bonds	—	8,490,157	—
Municipal Bonds	—	26,443,055	—
U.S. Government Agency Obligations	—	182,255,664	—
U.S. Treasury Obligations	—	270,969,742	—
Affiliated Money Market Mutual Fund	565,013,884	—	—
Short Sales — U. S. Government Agency Obligations	—	(2,677,850)	—
Other Financial Instruments*
Futures	(7,203,407)	—	—

Total	$2,167,736,066	$1,474,605,594	$664,617

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

SEE NOTES TO FINANCIAL STATEMENTS.

A124

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2015 were as follows:

Affiliated Money Market Mutual Fund (5.6% represents investments purchased with collateral from securities on loan)	16.6%
Banks	9.1
U.S. Treasury Obligations	7.9
U.S. Government Agency Obligations	5.3
Pharmaceuticals	4.3
Oil, Gas & Consumable Fuels	4.3
Internet Software & Services	3.0
Media	2.9
Insurance	2.3
Biotechnology	2.2
Software	2.1
Health Care Providers & Services	2.1
Real Estate Investment Trusts (REITs)	2.0
Semiconductors & Semiconductor Equipment	2.0
Chemicals	2.0
Diversified Telecommunication Services	1.8
Machinery	1.8
Technology Hardware, Storage & Peripherals	1.6
Diversified Financial Services	1.6
Energy Equipment & Services	1.5
Food & Staples Retailing	1.5
Beverages	1.4
Electric Utilities	1.4
Commercial Mortgage-Backed Securities	1.3
Automobiles	1.2
Specialty Retail	1.1
Food Products	1.1
Wireless Telecommunication Services	1.0
Industrial Conglomerates	1.0
Capital Markets	1.0
Auto Components	1.0
Health Care Equipment & Supplies	1.0
Hotels, Restaurants & Leisure	1.0
Tobacco	0.9
Consumer Finance	0.8
Municipal Bonds	0.8
Real Estate Management & Development	0.7
IT Services	0.7

Road & Rail	0.7%
Electrical Equipment	0.7
Aerospace & Defense	0.7
Metals & Mining	0.7
Multiline Retail	0.7
Independent Power & Renewable Electricity Producers	0.7
Airlines	0.6
Textiles, Apparel & Luxury Goods	0.6
Air Freight & Logistics	0.5
Personal Products	0.5
Household Durables	0.5
Commercial Services & Supplies	0.4
Trading Companies & Distributors	0.4
Electronic Equipment, Instruments & Components	0.4
Internet & Catalog Retail	0.4
Household Products	0.3
Construction Materials	0.3
Professional Services	0.3
Multi-Utilities	0.3
Non-Residential Mortgage-Backed Securities	0.2
Foreign Government Bonds	0.2
Gas Utilities	0.2
Containers & Packaging	0.2
Building Products	0.2
Thrifts & Mortgage Finance	0.1
Diversified Consumer Services	0.1
Construction & Engineering	0.1
Marine	0.1
Life Sciences Tools & Services	0.1
Communications Equipment	0.1
Distributors	0.1
Leisure Products	0.1
Residential Mortgage-Backed Securities	0.1
U.S. Government Agency Obligations	(0.1)

106.8
Liabilities in excess of other assets	(6.8)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2015 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	—	$—	Due from/to broker-variation margin futures	$7,203,407	*

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A125

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value			Futures
Interest rate contracts			$71,091
Equity contracts			11,009,949

Total			$11,081,040

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Futures	Total
Equity contracts	$1,662	$(7,502,594)	$(7,500,932)

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2015, the Portfolio’s average value at trade date for futures long positions was $221,173,142.

SEE NOTES TO FINANCIAL STATEMENTS.

A126

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2015

ASSETS:
Investments at value, including securities on loan of $185,992,227:
Unaffiliated investments (cost $2,921,855,075)	$3,087,873,650
Affiliated investments (cost $565,013,884)	565,013,884
Foreign currency, at value (cost $109,142)	108,272
Deposit with broker	11,509,200
Receivable for investments sold	153,349,681
Dividends and interest receivable	8,809,633
Receivable for fund share sold	3,606,146
Tax reclaim receivable	2,525,627
Due from broker-variation margin futures	15,600
Prepaid expenses	3,578

Total Assets	3,832,815,271

LIABILITIES:
Payable for investments purchased	210,890,479
Payable to broker for collateral for securities on loan	189,914,942
Payable to custodian	7,662,427
Securities sold short, at value (proceeds received $2,666,734)	2,677,850
Advisory fees payable	1,057,784
Payable for fund share repurchased	445,544
Loan payable	340,000
Accrued expenses and other liabilities	264,642
Foreign capital gains tax liability accrued	77,491
Interest payable on securities sold short	60,730
Distribution fee payable	47,293
Foreign withholding taxes payable	609
Affiliated transfer agent fee payable	350

Total Liabilities	413,440,141

NET ASSETS	$3,419,375,130

Net assets were comprised of:
Paid-in capital	$2,599,422,258
Retained earnings	819,952,872

Net assets, June 30, 2015	$3,419,375,130

Net asset value and redemption price per share, $3,419,375,130 / 247,684,851 outstanding shares of beneficial interest	$13.81

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2015

INCOME
Unaffiliated dividend income (net of $1,020,529 foreign withholding tax)	$19,336,865
Interest income	13,485,624
Affiliated income from securities lending, net	445,303
Affiliated dividend income	236,735

33,504,527

EXPENSES
Advisory fees	13,565,539
Distribution fee	1,665,939
Custodian and accounting fees	390,000
Insurance expenses	21,000
Audit fee	20,000
Trustees’ fees	19,000
Commitment fee on syndicated credit agreement	10,000
Legal fees and expenses	8,000
Loan interest expense	6,641
Shareholders’ reports	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Miscellaneous	35,226

Total expenses	15,750,345
Less: advisory fee waivers and/or expense reimbursement	(299,869)

Net expenses	15,450,476

NET INVESTMENT INCOME	18,054,051

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (net of foreign capital gains taxes $(248,005))	107,009,949
Futures transactions	11,081,040
Foreign currency transactions	(234,195)

117,856,794

Net change in unrealized appreciation (depreciation) on:
Investments (net of change in foreign capital gains taxes $(74,457))	(7,737,003)
Futures	(7,502,594)
Foreign currencies	(33,758)

(15,273,355)

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	102,583,439

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$120,637,490

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2015	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$18,054,051	$36,353,056
Net realized gain on investment and foreign currency transactions	117,856,794	215,565,282
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(15,273,355)	(83,494,858)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	120,637,490	168,423,480

FUND SHARE TRANSACTIONS:
Fund share sold [8,539,909 and 23,642,557 shares, respectively]	117,730,912	304,708,750
Fund share repurchased [2,960,660 and 5,827,752 shares, respectively]	(40,540,116)	(74,456,049)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	77,190,796	230,252,701

TOTAL INCREASE IN NET ASSETS	197,828,286	398,676,181
NET ASSETS:
Beginning of period	3,221,546,844	2,822,870,663

End of period	$3,419,375,130	$3,221,546,844

SEE NOTES TO FINANCIAL STATEMENTS.

A127

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

LONG-TERM INVESTMENTS — 82.4%
COMMON STOCKS — 67.7%	Shares	Value (Note 2)
Aerospace & Defense — 1.1%
B/E Aerospace, Inc.	150,626	$8,269,367
BAE Systems PLC (United Kingdom)	1,119,286	7,930,568
Boeing Co. (The)	30,000	4,161,600
Huntington Ingalls Industries, Inc.	112,230	12,635,976
KLX, Inc.*	75,313	3,323,563
Lockheed Martin Corp.	70,000	13,013,000
Raytheon Co.	79,920	7,646,746
United Technologies Corp.	18,000	1,996,740

		58,977,560

Air Freight & Logistics — 0.2%
CEVA Holdings LLC*	79	58,090
United Parcel Service, Inc. (Class B Stock)	107,690	10,436,238

		10,494,328

Airlines — 0.4%
Deutsche Lufthansa AG (Germany)*	1,632,440	21,061,845

Auto Components — 0.4%
Cie Generale des Etablissements Michelin (France)	179,813	18,920,657

Automobiles — 1.7%
Ford Motor Co.	975,000	14,634,750
General Motors Co.	945,610	31,517,182
Hyundai Motor Co. (South Korea)	135,194	16,458,045
Nissan Motor Co. Ltd. (Japan)	1,967,200	20,551,248
Toyota Motor Corp. (Japan)	80,300	5,373,458

		88,534,683

Banks — 7.6%
Bangkok Bank PCL (Thailand), NVDR	811,800	4,269,417
Barclays PLC (United Kingdom)	3,588,430	14,707,624
BNP Paribas SA (France)	342,793	20,801,659
CIT Group, Inc.	335,373	15,591,491
Citigroup, Inc.	1,044,006	57,670,892
Citizens Financial Group, Inc.	560,017	15,294,064
Columbia Banking System, Inc.	50,035	1,628,139
Commerzbank AG (Germany)*	485,130	6,201,728
Credit Agricole SA (France)	1,452,564	21,686,760
DBS Group Holdings Ltd. (Singapore)	574,000	8,807,257
Guaranty Bancorp	48,080	793,801
HSBC Holdings PLC (United Kingdom)	2,344,960	21,051,272
ING Groep NV (Netherlands), CVA	1,409,500	23,405,326
JPMorgan Chase & Co.	861,255	58,358,639
KB Financial Group, Inc. (South Korea)	498,902	16,477,688
PNC Financial Services Group, Inc. (The)	350,496	33,524,942
Royal Bank of Canada (Canada)	110,200	6,739,052
Societe Generale SA (France)	60,717	2,849,078
Standard Chartered PLC (United Kingdom)	561,230	8,987,710
State Bank Financial Corp.	80,800	1,753,360
SunTrust Banks, Inc.	604,359	25,999,524
UniCredit SpA (Italy)	2,362,157	15,875,800
Wells Fargo & Co.	409,680	23,040,403

		405,515,626

Beverages — 0.6%
PepsiCo, Inc.	329,874	30,790,439

Biotechnology — 0.7%
Amgen, Inc.	211,880	32,527,818

COMMON STOCKS (continued)	Shares	Value (Note 2)
Biotechnology (continued)
Gilead Sciences, Inc.	49,540	$5,800,143

		38,327,961

Capital Markets — 0.9%
Credit Suisse Group AG (Switzerland)*	692,142	19,094,462
Morgan Stanley	687,470	26,666,961

		45,761,423

Chemicals — 1.8%
Agrium, Inc. (Canada)	135,000	14,303,250
Akzo Nobel NV (Netherlands)	236,760	17,285,662
BASF SE (Germany)	70,000	6,159,518
Dow Chemical Co. (The)	413,380	21,152,654
E.I. du Pont de Nemours & Co.	280,000	17,906,000
LyondellBasell Industries NV (Class A Stock)	120,000	12,422,400
Mosaic Co. (The)	120,000	5,622,000

		94,851,484

Commercial Services & Supplies — 0.5%
Republic Services, Inc.	197,890	7,751,351
Serco Group PLC (United Kingdom)*	4,259,220	7,898,188
Waste Management, Inc.	198,390	9,195,377

		24,844,916

Communications Equipment — 1.5%
Cisco Systems, Inc.	1,875,740	51,507,820
Nokia OYJ (Finland)	1,351,709	9,214,572
Nokia OYJ (Finland), ADR(a)	954,020	6,535,037
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	1,168,049	12,165,390

		79,422,819

Construction & Engineering — 0.2%
FLSmidth & Co. A/S (Denmark)	204,670	9,835,028

Construction Materials — 0.7%
CRH PLC (Ireland)	909,070	25,629,427
Holcim Ltd. (Switzerland)*	157,503	11,621,445

		37,250,872

Consumer Finance — 0.4%
Ally Financial, Inc.*	326,300	7,318,909
Capital One Financial Corp.	159,030	13,989,869

		21,308,778

Containers & Packaging — 0.3%
MeadWestvaco Corp.	338,548	15,976,080

Diversified Financial Services — 0.1%
Lehman Brothers Holdings, Inc.*	45,356,002	6,066,365

Diversified Telecommunication Services — 2.0%
AT&T, Inc.	485,740	17,253,485
CenturyLink, Inc.	100,000	2,938,000
China Telecom Corp. Ltd. (China), ADR	167,315	9,876,604
Koninklijke KPN NV (Netherlands)	2,920,790	11,197,862
Singapore Telecommunications Ltd. (Singapore)	4,785,000	14,932,643
Telefonica SA (Spain)	1,443,024	20,556,486
Telstra Corp. Ltd. (Australia)	853,669	4,040,037
Verizon Communications, Inc.	538,049	25,078,464

		105,873,581

SEE NOTES TO FINANCIAL STATEMENTS.

A128

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Electric Utilities — 2.0%
American Electric Power Co., Inc.	150,000	$7,945,500
Duke Energy Corp.	243,980	17,229,868
Exelon Corp.	624,150	19,610,793
FirstEnergy Corp.	192,670	6,271,409
NextEra Energy, Inc.	192,175	18,838,915
Pinnacle West Capital Corp.	44,800	2,548,672
PPL Corp.	179,600	5,292,812
Southern Co. (The)	500,000	20,950,000
Xcel Energy, Inc.	236,360	7,606,065

		106,294,034

Energy Equipment & Services — 1.2%
Baker Hughes, Inc.	587,328	36,238,137
Halliburton Co.	182,480	7,859,414
Noble Corp. PLC(a)	535,190	8,236,574
Schlumberger Ltd.	60,000	5,171,400
Technip SA (France)	134,100	8,310,752

		65,816,277

Food & Staples Retailing — 1.9%
CVS Health Corp.	297,154	31,165,511
Kroger Co. (The)	208,608	15,126,166
Metro AG (Germany)	532,340	16,813,533
Tesco PLC (United Kingdom)	5,390,335	17,959,308
Walgreens Boots Alliance, Inc.	236,138	19,939,493

		101,004,011

Gas Utilities — 0.1%
AGL Resources, Inc.	64,268	2,992,318

Health Care Equipment & Supplies — 1.9%
Getinge AB (Sweden) (Class B Stock)	805,380	19,390,346
Medtronic PLC	874,355	64,789,706
Stryker Corp.	206,308	19,716,855

		103,896,907

Health Care Providers & Services — 0.2%
Cigna Corp.	50,441	8,171,442

Hotels, Restaurants & Leisure
Las Vegas Sands Corp.	50,000	2,628,500

Household Products — 0.2%
Energizer Holdings, Inc.*	63,714	8,381,577

Independent Power & Renewable Electricity Producers — 0.2%
Dynegy, Inc.*	2,157	63,092
NRG Energy, Inc.	459,403	10,511,141

		10,574,233

Industrial Conglomerates — 0.6%
General Electric Co.	727,000	19,316,390
Siemens AG (Germany)	136,354	13,795,155

		33,111,545

Insurance — 4.4%
ACE Ltd.	192,901	19,614,174
Aegon NV (Netherlands)	1,787,370	13,187,590
Alleghany Corp.*	37,352	17,509,123
Allstate Corp. (The)	250,949	16,279,062
American International Group, Inc.	1,028,736	63,596,460
Aviva PLC (United Kingdom)	1,329,385	10,296,532
AXA SA (France)	624,712	15,837,635
MetLife, Inc.	518,921	29,054,387

COMMON STOCKS (continued)	Shares	Value (Note 2)
Insurance (continued)
Swiss Re AG (Switzerland)	151,536	$13,414,384
White Mountains Insurance Group Ltd.	26,300	17,224,922
XL Group PLC (Ireland)	554,810	20,638,932

		236,653,201

Internet Software & Services — 0.3%
Google, Inc. (Class A Stock)*	24,980	13,490,199

IT Services — 0.3%
Xerox Corp.	1,576,770	16,776,833

Life Sciences Tools & Services — 0.2%
QIAGEN NV*	342,900	8,427,380

Machinery — 0.7%
Caterpillar, Inc.	190,951	16,196,464
CNH Industrial NV (United Kingdom)	943,173	8,606,417
Federal Signal Corp.	173,700	2,589,867
Navistar International Corp.*(a)	439,520	9,946,338

		37,339,086

Marine — 0.3%
A.P. Moeller-Maersk A/S (Denmark) (Class B Stock)	9,755	17,637,449

Media — 4.0%
CBS Corp. (Class B Stock)	333,439	18,505,865
Cengage Learning	87,122	2,428,526
Comcast Corp. (Special Class A Stock)	588,460	35,272,292
Dex Media, Inc.*(a)	69,600	50,808
DIRECTV*	266,610	24,738,742
News Corp. (Class A Stock)*	265,862	3,878,927
Reed Elsevier PLC (United Kingdom)	1,220,538	19,834,452
Sky PLC (United Kingdom)	1,012,020	16,483,315
Time Warner Cable, Inc.	177,311	31,591,501
Time Warner, Inc.	148,710	12,998,741
Tribune Media Co. (Class A)	3,514	187,612
Tribune Publishing Co.	13,358	207,583
Twenty-First Century Fox, Inc. (Class A Stock)	570,580	18,569,526
Twenty-First Century Fox, Inc. (Class B Stock)	871,673	28,085,304

		212,833,194

Metals & Mining — 2.1%
BHP Billiton PLC (Australia)	640,208	12,587,490
Freeport-McMoRan, Inc.	1,471,388	27,397,245
Goldcorp, Inc. (Canada)	321,320	5,205,384
MMC Norilsk Nickel OJSC (Russia), ADR	976,789	16,556,574
POSCO (South Korea)	80,419	16,103,074
Rio Tinto PLC (United Kingdom), ADR(a)	617,122	25,431,598
South32 Ltd. (Australia)*	640,208	865,091
ThyssenKrupp AG (Germany)	381,975	9,936,885

		114,083,341

Multiline Retail — 1.0%
Macy’s, Inc.	180,234	12,160,388
Target Corp.	479,510	39,142,401

		51,302,789

Multi-Utilities — 1.0%
Dominion Resources, Inc.	243,280	16,268,134
PG&E Corp.	408,783	20,071,245
Public Service Enterprise Group, Inc.	245,150	9,629,492

SEE NOTES TO FINANCIAL STATEMENTS.

A129

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Multi-Utilities (continued)
Sempra Energy	55,840	$5,524,810
TECO Energy, Inc.	205,800	3,634,428

		55,128,109

Oil, Gas & Consumable Fuels — 6.5%
Anadarko Petroleum Corp.	91,800	7,165,908
Apache Corp.	485,512	27,980,056
BG Group PLC (United Kingdom)	622,932	10,374,749
BP PLC (United Kingdom)	3,316,252	22,008,764
BP PLC (United Kingdom), ADR	650,000	25,974,000
Canadian Oil Sands Ltd. (Canada)	312,600	2,527,830
Chesapeake Energy Corp.(a)	1,172,560	13,097,495
Chevron Corp.	317,410	30,620,543
CONSOL Energy, Inc.(a)	255,177	5,547,548
Devon Energy Corp.	215,000	12,790,350
Eni SpA (Italy)	647,275	11,496,675
Galp Energia, SGPS SA (Portugal) (Class B Stock)	1,485,800	17,489,803
Halcon Resources Corp.*	62,186	72,136
Kunlun Energy Co. Ltd. (China)	17,133,300	17,412,528
Marathon Oil Corp.	596,303	15,825,882
Murphy Oil Corp.(a)	164,926	6,855,974
Occidental Petroleum Corp.	40,000	3,110,800
Royal Dutch Shell PLC (Netherlands), ADR	509,891	29,068,886
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	688,078	19,568,895
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	324,927	9,250,783
Spectra Energy Corp.	333,140	10,860,364
Suncor Energy, Inc. (Canada)	47,200	1,299,984
Total SA (France)	401,677	19,702,684
Total SA (France), ADR(a)	253,315	12,455,498
Whiting Petroleum Corp.*	215,568	7,243,085
Williams Cos., Inc. (The)	150,000	8,608,500

		348,409,720

Paper & Forest Products — 0.4%
International Paper Co.	415,309	19,764,555

Personal Products
Avon Products, Inc.(a)	428,772	2,684,113

Pharmaceuticals — 7.3%
Allergan PLC*	56,087	17,020,161
Eli Lilly & Co.	652,632	54,488,246
GlaxoSmithKline PLC (United Kingdom)	1,256,833	26,131,840
Hospira, Inc.*	251,296	22,292,468
Johnson & Johnson	102,860	10,024,736
Merck & Co., Inc.	1,047,039	59,607,930
Merck KGaA (Germany)	155,520	15,503,858
Pfizer, Inc.	1,446,760	48,509,863
Roche Holding AG (Switzerland)	104,635	29,338,765
Sanofi (France)	240,580	23,800,614
Sanofi (France), ADR	291,708	14,448,297
Teva Pharmaceutical Industries Ltd. (Israel), ADR	1,104,246	65,260,939

		386,427,717

Real Estate Investment Trusts (REITs) — 0.1%
Alexander’s, Inc.	9,200	3,772,000

Real Estate Management & Development
Forestar Group, Inc.*(a)	37,032	487,341

COMMON STOCKS (continued)	Shares	Value (Note 2)
Semiconductors & Semiconductor Equipment — 0.5%
Altera Corp.	117,081	$5,994,547
Intel Corp.	512,700	15,593,771
Texas Instruments, Inc.	148,710	7,660,052

		29,248,370

Software — 2.7%
CA, Inc.	516,123	15,117,243
Microsoft Corp.	2,286,782	100,961,425
SAP SE (Germany)	80,441	5,637,018
Symantec Corp.	1,008,890	23,456,693

		145,172,379

Specialty Retail — 0.7%
Best Buy Co., Inc.	262,120	8,547,733
Kingfisher PLC (United Kingdom)	4,668,763	25,465,577
Office Depot, Inc.*	562,535	4,871,553

		38,884,863

Technology Hardware, Storage & Peripherals — 2.8%
Apple, Inc.	241,973	30,349,463
Hewlett-Packard Co.	1,291,743	38,765,207
Konica Minolta, Inc. (Japan)	1,115,000	12,995,501
Samsung Electronics Co. Ltd. (South Korea)	59,749	67,790,392

		149,900,563

Textiles, Apparel & Luxury Goods — 0.3%
Michael Kors Holdings Ltd.*	330,840	13,925,056

Tobacco — 1.5%
Altria Group, Inc.	326,507	15,969,457
British American Tobacco PLC (United Kingdom)	469,896	25,300,221
Imperial Tobacco Group PLC (United Kingdom)	366,890	17,670,127
Philip Morris International, Inc.	100,218	8,034,477
Reynolds American, Inc.	174,617	13,036,905

		80,011,187

Wireless Telecommunication Services — 1.2%
SoftBank Corp. (Japan)	155,800	9,177,086
Turkcell Iletisim Hizmetleri A/S (Turkey), ADR(a)	1,418,592	16,299,622
Vodafone Group PLC (United Kingdom)	10,494,252	38,281,694

		63,758,402

TOTAL COMMON STOCKS (cost $3,205,187,209)		3,602,803,136

EQUITY-LINKED SECURITIES — 1.4%
Automobiles — 0.1%
DB General Motors Corp., Sr. Unsec’d. Notes, 144A, 8.000%(f)	105,000	3,561,600

Banks — 0.2%
GS Bank of America Corp., CVT, 6.000%(f)	485,000	8,260,520

Diversified Financial Services — 0.3%
GS General Electric Co., 144A, 1.000%(f)	320,000	8,523,520
GS General Motors Co., 144A, 1.000%(f)	200,000	6,796,800

		15,320,320

SEE NOTES TO FINANCIAL STATEMENTS.

A130

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

EQUITY-LINKED SECURITIES (continued)	Shares	Value (Note 2)
Energy Equipment & Services
CS Baker Hughes, Inc. (Switzerland), Sr. Unsec’d. Notes, 6.000%(f)	50,000	$2,919,000

Food & Staples Retailing — 0.1%
CITI Whole Foods Market, Inc., 144A, 7.000%(f)	105,000	4,139,100

Oil, Gas & Consumable Fuels — 0.2%
BARC Anadarko Petroleum Corp. (United Kingdom), Sr. Unsec’d. Notes, 144A, 6.000%(f)	75,000	5,934,750
JPM Anadarko Petroleum Corp., 7.000%(f)	75,000	6,072,000

		12,006,750

Semiconductors & Semiconductor Equipment — 0.2%
BOA Freescale Semiconductor Ltd., 7.000%(f)	205,000	5,147,550
BOA Intel Corp., 6.500%(f)	258,000	7,827,720

		12,975,270

Technology Hardware, Storage & Peripherals — 0.3%
CITI Apple, Inc., Sr. Unsec’d. Notes, 1.750%(f)	110,000	13,798,400

TOTAL EQUITY-LINKED SECURITIES (cost $75,823,362)		72,980,960

PREFERRED STOCKS — 1.5%
Air Freight & Logistics
CEVA Holdings LLC, Series A2, CVT	170	125,748

Automobiles — 0.3%
Fiat Chrysler Automobiles NV (Netherlands), 7.875%	30,000	3,784,500
Volkswagen AG (Germany) (PRFC)	43,545	10,105,889

		13,890,389

Banks — 0.4%
Bank of America Corp., Series L, CVT, 7.250%	12,300	13,677,600
Wells Fargo & Co., Series L, CVT, 7.500%	8,000	9,400,000

		23,077,600

Capital Markets
Morgan Stanley, Series I, 6.375%	100,000	2,546,000

Electric Utilities
NextEra Energy, Inc., CVT, 5.889%	12,600	777,546

Metals & Mining — 0.2%
Alcoa, Inc., Series 1, CVT, 5.375%(a)	200,000	7,906,000
ArcelorMittal SA (Luxembourg), Series MTUS, CVT, 6.000%	120,000	1,873,200

		9,779,200

Multi-Utilities — 0.1%
Dominion Resources, Inc., CVT, 6.375%	69,500	3,245,650
Dominion Resources, Inc., Series A, CVT, 6.125%	32,000	1,714,880
Dominion Resources, Inc., Series B, CVT, 6.000%	32,000	1,722,560

		6,683,090

Oil, Gas & Consumable Fuels — 0.4%
Chesapeake Energy Corp., 5.750%	4,400	3,168,000
Petroleo Brasileiro SA (Brazil) (PRFC)	1,880,497	15,344,856

PREFERRED STOCKS (continued)	Shares	Value (Note 2)
Oil, Gas & Consumable Fuels (continued)
Sanchez Energy Corp., Series A, CVT, 4.875%	10,000	$288,750

		18,801,606

Pharmaceuticals — 0.1%
Allergan PLC (Ireland), CVT, 5.500%	3,000	3,127,740

Real Estate Investment Trusts (REITs)
FelCor Lodging Trust, Inc., Series A, CVT, 1.950%	52,675	1,299,492

Thrifts & Mortgage Finance
Federal National Mortgage Association, CVT, 5.375%*(a)	75	975,000
Federal National Mortgage Association, Series S, 8.250%*(a)	112,125	420,469

		1,395,469

TOTAL PREFERRED STOCKS (cost $91,909,907)		81,503,880

	Units
WARRANTS*
Independent Power & Renewable Electricity Producers
Dynegy, Inc., expiring 10/02/17 (cost $64,138)	36,800	148,856

Interest Rate	Maturity Date	Principal Amount (000)#
BANK LOANS(c) — 1.6%
Automobile Manufacturers
Navistar, Inc.,
Tranche Term Loan B
5.750%	08/15/17	276	276,410

Diversified Telecommunication Services — 0.1%
Avaya, Inc.,
Replacement Term Loan B-6
6.500%	03/31/18	976	969,955
Term Loan B-3
4.685%	10/26/17	2,026	2,010,800

			2,980,755

Electric Utilities — 0.4%
Fieldwood Energy LLC,
Closing Date Loan (Second Lien)
8.375%	09/30/20	6,500	4,948,125
Texas Competitive Electric Holdings Co. LLC,
2017 Term Loan (Extending)
4.671%	10/10/17	24,500	14,026,250

			18,974,375

Food & Staples Retailing — 0.1%
US Foods, Inc.,
Incremental Term Loan
4.500%	03/31/19	4,900	4,905,106

Hotels, Restaurants & Leisure — 0.1%
Caesars Entertainment Operating Co., Inc.,
Term Loan B-5
6.505%	03/01/17	1,015	898,899

SEE NOTES TO FINANCIAL STATEMENTS.

A131

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Hotels, Restaurants & Leisure (continued)
Term Loan B-6
9.500%	03/01/17	4,842	$4,330,733
Term Loan B-7
1.500%	01/12/18	3,510	3,052,258

			8,281,890

IT Services — 0.1%
First Data Corp.,
Term Loan C-1
3.687%	03/24/18	5,000	4,981,250

Media — 0.5%
Cengage Learning Acquisitions, Inc.,
Term Loan
8.250%	03/31/20	530	530,620
iHeartCommunications, Inc.,
Tranche Term Loan D
6.928%	01/30/19	22,606	20,830,476
Tranche Term Loan E
6.500%	07/31/19	2,402	2,245,240
7.687%	07/31/19	3,261	3,047,914

			26,654,250

Metals & Mining
Walter Energy, Inc.,
Term Loan B
7.250%	04/01/18	4,144	2,251,504

Multiline Retail
J.C. Penney Co.,
Term Loan
6.000%	05/22/18	2,147	2,140,590

Oil, Gas & Consumable Fuels — 0.1%
Drillships Financing Holding, Inc.,
Tranche Term Loan B-1
6.000%	03/31/21	7,406	6,009,789
NGPL PipeCo LLC,
Term Loan
6.750%	09/15/17	221	210,857

			6,220,646

Specialty Retail — 0.2%
Toys R US-Delaware, Inc.,
FILO Term Loan
8.250%	10/24/19	942	912,563
Term Loan B-4
9.750%	04/24/20	7,931	7,463,336

			8,375,899

TOTAL BANK LOANS (cost $97,595,140)			86,042,675

CONVERTIBLE BONDS — 0.3%
Automobiles — 0.2%
Volkswagen International Finance NV (Germany),
Gtd. Notes, 144A
5.500%	11/09/15	7,500	10,337,187

Oil, Gas & Consumable Fuels — 0.1%
American Energy-Permian Basin LLC,
Jr. Sub. Notes, PIK, 144A
8.000%	05/01/22	1,000	500,000

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CONVERTIBLE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Cobalt International Energy, Inc.,
Sr. Unsec’d. Notes
3.125%	05/15/24	(a)	10,000	$7,256,250

				7,756,250

TOTAL CONVERTIBLE BONDS (cost $20,529,432)				18,093,437

CORPORATE BONDS — 9.8%
Aerospace & Defense — 0.2%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.125%	01/15/23	(a)	5,600	4,970,000
7.500%	03/15/25	(a)	3,100	2,813,250
TransDigm, Inc.,
Gtd. Notes
6.000%	07/15/22		1,300	1,283,750
6.500%	07/15/24		1,300	1,283,750

				10,350,750

Auto Components — 0.1%
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
6.500%	03/01/21		6,300	6,670,125

Automobiles — 0.1%
FCA US LLC/CG Co-Issuer, Inc.,
Sec’d. Notes
8.250%	06/15/21		3,600	3,924,000
Fiat Chrysler Automobiles NV (Netherlands),
Sr. Unsec’d. Notes, 144A
5.250%	04/15/23		3,400	3,332,680

				7,256,680

Banks — 0.4%
Citigroup, Inc.,
Jr. Sub. Notes
5.900%(c)	12/29/49	(a)	2,500	2,462,500
6.300%(c)	12/29/49	(a)	9,100	8,883,875
JPMorgan Chase & Co.,
Jr. Sub. Notes
5.000%(c)	12/29/49	(a)	5,000	4,893,750
5.150%(c)	12/29/49	(a)	3,500	3,330,600
Wells Fargo & Co.,
Jr. Sub. Notes
5.900%(c)	12/29/49		3,100	3,107,750

				22,678,475

Beverages
Cott Beverages, Inc.,
Gtd. Notes
5.375%	07/01/22		2,500	2,425,000

Commercial Services & Supplies — 0.3%
ADT Corp. (The),
Sr. Unsec’d. Notes
4.125%	06/15/23	(a)	2,500	2,337,500
Algeco Scotsman Global Finance PLC (United Kingdom),
Gtd. Notes, 144A
10.750%	10/15/19	(a)	5,000	3,837,500
Sr. Sec’d. Notes, 144A
8.500%	10/15/18	(a)	4,900	4,728,500

SEE NOTES TO FINANCIAL STATEMENTS.

A132

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Commercial Services & Supplies (continued)
Jaguar Holding Co. I,
Sr. Unsec’d. Notes, PIK, 144A
9.375%	10/15/17		3,000	$3,063,600

				13,967,100

Communications Equipment — 0.1%
CommScope Holding Co., Inc.,
Sr. Unsec’d. Notes, PIK, 144A
6.625%	06/01/20	(a)	4,500	4,668,750
CommScope, Inc.,
Gtd. Notes, 144A
5.500%	06/15/24		3,000	2,917,500

				7,586,250

Construction & Engineering
Abengoa Greenfield SA (Spain),
Gtd. Notes, 144A
6.500%	10/01/19	(a)	2,500	2,325,000

Construction Materials — 0.3%
Cemex Finance LLC (Mexico),
Sr. Sec’d. Notes, 144A
6.000%	04/01/24		3,000	2,969,100
9.375%	10/12/22		3,600	4,009,500
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
5.875%	03/25/19	(a)	2,000	2,049,400
9.500%	06/15/18	(a)	5,000	5,512,500

				14,540,500

Consumer Finance — 0.1%
Onemain Financial Holdings, Inc.,
Gtd. Notes, 144A
6.750%	12/15/19		2,500	2,606,250
7.250%	12/15/21		2,500	2,590,625

				5,196,875

Containers & Packaging — 0.3%
BWAY Holding Co.,
Sr. Unsec’d. Notes, 144A
9.125%	08/15/21		3,000	3,090,000
Crown Americas LLC/Crown Americas Capital Corp. IV,
Gtd. Notes
4.500%	01/15/23	(a)	5,000	4,721,900
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
Sr. Sec’d. Notes
5.750%	10/15/20	(a)	5,500	5,637,500

				13,449,400

Diversified Financial Services
NRG Yield Operating LLC,
Gtd. Notes, 144A
5.375%	08/15/24	(a)	1,700	1,712,750

Diversified Telecommunication Services — 0.2%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.625%	02/15/23	(a)	3,000	2,978,400
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
5.500%	08/01/23		2,500	2,213,750

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Diversified Telecommunication Services (continued)
Wind Acquisition Finance SA (Italy),
Sec’d. Notes, 144A
7.375%	04/23/21		3,000	$3,033,750

				8,225,900

Electric Utilities — 0.2%
InterGen NV (Netherlands),
Sr. Sec’d. Notes, 144A
7.000%	06/30/23		5,000	4,450,000
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.,
Sr. Sec’d. Notes, 144A(i)
11.500%	10/01/20		8,565	5,224,650

				9,674,650

Electrical Equipment — 0.1%
Belden, Inc.,
Gtd. Notes, 144A
5.500%	09/01/22		5,000	4,962,500

Energy Equipment & Services — 0.4%
Dynegy, Inc.,
Gtd. Notes, 144A
6.750%	11/01/19		10,000	10,405,000
7.375%	11/01/22		5,000	5,237,500
NGPL PipeCo LLC,
Sr. Sec’d. Notes, 144A
7.119%	12/15/17	(a)	2,000	2,050,000
9.625%	06/01/19		4,200	4,252,500
Niska Gas Storage Canada ULC/Niska Gas Storage Canada Finance Corp.,
Gtd. Notes
6.500%	04/01/19	(a)	700	658,000

				22,603,000

Food Products — 0.3%
JBS USA LLC/JBS USA Finance, Inc. (Brazil),
Gtd. Notes, 144A
7.250%	06/01/21	(a)	4,900	5,163,375
7.250%	06/01/21		700	737,625
8.250%	02/01/20	(a)	150	159,000
US Foods, Inc.,
Gtd. Notes
8.500%	06/30/19	(a)	7,500	7,818,750

				13,878,750

Health Care Providers & Services — 0.4%
CHS/Community Health Systems, Inc.,
Gtd. Notes
6.875%	02/01/22	(a)	1,800	1,899,000
Sr. Sec’d. Notes
5.125%	08/01/21	(a)	600	611,250
DaVita HealthCare Partners, Inc.,
Gtd. Notes
5.125%	07/15/24		2,500	2,457,813
HCA, Inc.,
Gtd. Notes
5.875%	05/01/23	(a)	6,000	6,375,000
Sr. Sec’d. Notes
5.000%	03/15/24		7,300	7,427,750
5.250%	04/15/25	(a)	2,000	2,080,000
Tenet Healthcare Corp.,

SEE NOTES TO FINANCIAL STATEMENTS.

A133

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Health Care Providers & Services (continued)
Sr. Unsec’d. Notes
8.125%	04/01/22	(a)	1,700	$1,858,950

				22,709,763

Healthcare Services — 0.1%
Tenet Healthcare Corp.,
Sr. Unsec’d. Notes, 144A
6.750%	06/15/23		5,500	5,610,000

Hotels, Restaurants & Leisure — 0.3%
1011778 B.C. ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A
6.000%	04/01/22	(a)	4,000	4,110,000
International Game Technology PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.250%	02/15/22		4,300	4,106,500
6.500%	02/15/25	(a)	4,300	3,977,500
MGM Resorts International,
Gtd. Notes
5.250%	03/31/20	(a)	2,000	2,015,000

				14,209,000

Independent Power & Renewable Electricity Producers — 0.2%
AES Corp.,
Sr. Unsec’d. Notes
5.500%	03/15/24	(a)	2,500	2,406,250
Calpine Corp.,
Sr. Unsec’d. Notes
5.375%	01/15/23	(a)	5,000	4,912,500
5.750%	01/15/25	(a)	5,000	4,862,500

				12,181,250

Industrial Conglomerates — 0.1%
Argos Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
7.125%	03/15/23		1,000	1,047,500
Stena AB (Sweden),
Sr. Unsec’d. Notes, 144A
7.000%	02/01/24	(a)	700	675,500
Stena International SA (Sweden),
Sr. Sec’d. Notes, 144A
5.750%	03/01/24	(a)	2,300	2,139,000

				3,862,000

IT Services — 0.4%
First Data Corp.,
Gtd. Notes
10.625%	06/15/21	(a)	3,222	3,568,365
12.625%	01/15/21		6,100	7,045,500
Sec’d. Notes, 144A
8.250%	01/15/21	(a)	11,050	11,657,750

				22,271,615

Machinery
Navistar International Corp.,
Gtd. Notes
8.250%	11/01/21	(a)	1,800	1,710,000

Media — 1.1%
Altice SA (Luxembourg),
Gtd. Notes, 144A

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Media (continued)
7.625%	02/15/25		4,300	$4,042,000
7.750%	05/15/22	(a)	1,000	967,500
DISH DBS Corp.,
Gtd. Notes
5.000%	03/15/23	(a)	7,300	6,752,500
5.875%	07/15/22		6,800	6,664,000
iHeartCommunications, Inc.,
Sr. Sec’d. Notes
9.000%	12/15/19	(a)	16,522	15,745,466
9.000%	03/01/21	(a)	6,500	5,882,500
9.000%	09/15/22		3,700	3,339,250
Numericable-SFR (France),
Sr. Sec’d. Notes, 144A
6.000%	05/15/22	(a)	4,000	3,942,500
Outfront Media Capital LLC/Outfront Media Capital Corp.,
Gtd. Notes
5.250%	02/15/22		200	202,500
5.625%	02/15/24	(a)	400	409,000
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
6.000%	07/15/24		2,000	2,020,000
Tribune Co./Class C1 Litigation Trust, (g)(i)
5.896%(s)	12/31/49		98	—
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	05/15/23	(a)	5,000	4,850,000
Visant Corp.,
Gtd. Notes
10.000%	10/01/17	(a)	1,819	1,449,743

				56,266,959

Metals & Mining — 0.1%
Alpha Natural Resources, Inc.,
Gtd. Notes
6.000%	06/01/19	(a)	5,000	325,000
Consolidated Minerals Ltd. (United Kingdom),
Sr. Sec’d. Notes, 144A
8.000%	05/15/20	(a)	1,000	790,000
Walter Energy, Inc.,
Sec’d. Notes, PIK, 144A
11.000%	04/01/20		2,013	100,631
Sr. Sec’d. Notes, 144A
9.500%	10/15/19		2,306	1,245,240

				2,460,871

Multiline Retail — 0.1%
Dollar General Corp.,
Sr. Unsec’d. Notes
3.250%	04/15/23	(a)	2,500	2,381,875
Family Tree Escrow LLC,
Sr. Sec’d. Notes, 144A
5.750%	03/01/23	(a)	2,000	2,090,000

				4,471,875

Oil, Gas & Consumable Fuels — 2.0%
Antero Resources Corp.,
Gtd. Notes
5.125%	12/01/22		2,000	1,890,000

SEE NOTES TO FINANCIAL STATEMENTS.

A134

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
5.375%	11/01/21	(a)	1,900	$1,824,000
Arch Coal, Inc.,
Sr. Unsec’d. Notes
7.250%	06/15/21		5,400	756,000
Bill Barrett Corp.,
Gtd. Notes
7.000%	10/15/22	(a)	5,200	4,706,000
California Resources Corp.,
Gtd. Notes
5.500%	09/15/21	(a)	4,200	3,654,840
Chesapeake Energy Corp.,
Gtd. Notes
5.375%	06/15/21	(a)	5,000	4,525,000
5.750%	03/15/23	(a)	3,500	3,167,500
CONSOL Energy, Inc.,
Gtd. Notes
5.875%	04/15/22		5,400	4,590,000
Denbury Resources, Inc.,
Gtd. Notes
5.500%	05/01/22	(a)	4,000	3,570,000
Energy Transfer Equity LP,
Sr. Sec’d. Notes
5.500%	06/01/27	(a)	4,000	3,990,000
Energy XXI Gulf Coast, Inc.,
Gtd. Notes
6.875%	03/15/24	(a)	4,200	1,344,000
7.750%	06/15/19		1,000	365,000
9.250%	12/15/17	(a)	4,500	2,396,250
EnQuest PLC (United Kingdom),
Gtd. Notes, 144A
7.000%	04/15/22	(a)	2,600	2,054,000
Halcon Resources Corp.,
Gtd. Notes
9.250%	02/15/22		2,900	1,877,750
9.750%	07/15/20	(a)	6,500	4,371,250
Kinder Morgan, Inc.,
Gtd. Notes, 144A
5.625%	11/15/23		6,600	7,020,677
Linn Energy LLC/Linn Energy Finance Corp.,
Gtd. Notes
6.500%	05/15/19	(a)	3,000	2,422,500
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
7.000%	03/31/24	(a)	3,000	2,876,250
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC,
Gtd. Notes
10.750%	10/01/20	(a)	1,200	504,000
NGL Energy Partners LP/NGL Energy Finance Corp.,
Gtd. Notes
6.875%	10/15/21		5,000	5,200,000
Peabody Energy Corp.,
Gtd. Notes
6.250%	11/15/21	(a)	3,500	1,190,000
Penn Virginia Corp.,
Gtd. Notes
8.500%	05/01/20	(a)	3,400	3,051,500
PetroQuest Energy, Inc.,
Gtd. Notes
10.000%	09/01/17		4,800	4,512,000

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Rex Energy Corp.,
Gtd. Notes
8.875%	12/01/20	(a)	2,000	$1,800,000
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.625%	02/01/21	(a)	7,500	7,650,000
6.250%	03/15/22	(a)	7,500	7,762,500
Samson Investment Co.,
Sr. Unsec’d Notes
9.750%	02/15/20		6,103	350,923
Sanchez Energy Corp.,
Gtd. Notes
7.750%	06/15/21	(a)	7,500	7,462,500
Stone Energy Corp.,
Gtd. Notes
7.500%	11/15/22		2,000	1,740,000
W&T Offshore, Inc.,
Gtd. Notes
8.500%	06/15/19	(a)	3,264	2,264,400
Williams Partners LP/ACMP Finance Corp.,
Sr. Unsec’d. Notes
4.875%	05/15/23	(a)	5,000	4,932,050

				105,820,890

Oil, Gas and Consumable Fuels
American Energy - Woodford LLC/AEW Finance Corp.,
2nd Lien, PIK, 144A
12.000%	12/30/20		1,750	1,225,000

Pharmaceuticals — 0.1%
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
5.625%	12/01/21	(a)	2,100	2,147,250
7.500%	07/15/21		3,900	4,197,375

				6,344,625

Professional Services — 0.2%
FMG Resources August 2006 Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
9.750%	03/01/22	(a)	10,000	10,325,000

Real Estate Investment Trusts (REITs) — 0.1%
iStar Financial, Inc.,
Sr. Unsec’d. Notes
5.000%	07/01/19	(a)	2,500	2,465,625

Semiconductors & Semiconductor Equipment — 0.1%
Freescale Semiconductor, Inc.,
Sr. Sec’d. Notes, 144A
5.000%	05/15/21	(a)	5,000	5,125,000

Software — 0.4%
Avaya, Inc.,
Sec’d. Notes, 144A
10.500%	03/01/21		13,532	11,163,900
Sr. Sec’d. Notes, 144A
7.000%	04/01/19		4,075	3,983,313
BMC Software Finance, Inc.,
Sr. Unsec’d. Notes, 144A
8.125%	07/15/21	(a)	5,000	4,050,000
Boxer Parent Co., Inc.,
Sr. Unsec’d. Notes, PIK, 144A

SEE NOTES TO FINANCIAL STATEMENTS.

A135

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Software (continued)
9.000%	10/15/19	(a)	2,000	$1,420,000

				20,617,213

Technology Hardware, Storage & Peripherals
NCR Corp.,
Gtd. Notes
6.375%	12/15/23		2,000	2,120,000

Trading Companies & Distributors — 0.2%
HD Supply, Inc.,
Gtd. Notes
7.500%	07/15/20	(a)	5,000	5,287,500
Sr. Sec’d. Notes, 144A
5.250%	12/15/21		2,500	2,534,375

				7,821,875

Wireless Telecommunication Services — 0.8%
Consolidated Communications, Inc.,
Gtd. Notes, 144A
6.500%	10/01/22		5,000	4,818,750
Sprint Communications, Inc.,
Sr. Unsec’d. Notes
7.000%	08/15/20		1,500	1,488,750
Sprint Corp.,
Gtd. Notes
7.125%	06/15/24	(a)	5,500	5,101,800
7.625%	02/15/25		5,000	4,712,500
7.875%	09/15/23		9,100	8,875,230
Telecom Italia SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.303%	05/30/24		1,300	1,295,125
T-Mobile USA, Inc.,
Gtd. Notes
6.625%	04/01/23		7,500	7,790,625
6.633%	04/28/21		5,000	5,187,500
6.731%	04/28/22	(a)	5,000	5,212,500

				44,482,780

TOTAL CORPORATE BONDS (cost $548,193,355)				519,605,046

MUNICIPAL BOND — 0.1%
Puerto Rico
Commonwealth of Puerto Rico, General Obligation Unlimited
8.000%	07/01/35
(cost $6,458,512)			7,417	5,025,092

TOTAL LONG-TERM INVESTMENTS (cost $4,045,761,055)				4,386,203,082

SHORT-TERM INVESTMENTS — 21.9%		Shares	Value (Note 2)
AFFILIATED MONEY MARKET MUTUAL FUND —12.5%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $663,475,060; includes $273,722,668 of cash collateral for securities on loan)(b)(w)(Note 4)		663,475,060	$663,475,060

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. GOVERNMENT AGENCY OBLIGATION(n) — 1.1%
Federal Home Loan Bank
0.000%	07/01/15
(cost $60,000,000)		60,000	60,000,000

U.S. TREASURY OBLIGATIONS(n) — 8.3%
U.S. Treasury Bills
0.025%	07/02/15	235,000	234,999,986
0.060%	08/13/15	10,000	9,999,854
0.063%	08/06/15-08/20/15	21,000	20,999,771
0.065%	08/20/15-12/03/15	43,000	42,999,201
0.075%	07/23/15-11/19/15	30,000	29,998,312
0.076%	09/03/15	15,000	15,000,000
0.080%	07/16/15	15,000	14,999,924
0.085%	11/27/15	15,000	14,997,825
0.086%	10/22/15	15,000	14,999,175
0.088%	07/09/15	15,000	14,999,975
0.095%	10/08/15	15,000	14,999,490
0.105%	07/02/15	12,000	11,999,999

TOTAL U.S. TREASURY OBLIGATIONS (cost $440,971,258)			440,993,512

TOTAL SHORT-TERM INVESTMENTS (cost $1,164,446,318)			1,164,468,572

TOTAL INVESTMENTS — 104.3% (cost $5,210,207,373)			5,550,671,654
Liabilities in excess of other assets(x) — (4.3)%			(229,319,276)

NET ASSETS — 100.0%			$5,321,352,378

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $266,813,714; cash collateral of $273,722,668 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2015.

(f)	Indicates a restricted security; the aggregate cost of such securities is $75,823,362. The aggregate value of $72,980,960 is approximately 1.4% of net assets.

(g)	Indicates a security that has been deemed illiquid.

SEE NOTES TO FINANCIAL STATEMENTS.

A136

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

(i)	Represents issuer in default on interest payments. Non-income producing security.

(n)	Rate shown reflects yield to maturity at purchase date.

(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2015	Unrealized Appreciation (Depreciation)(1)
Long Positions:
4,550	MSCI World Net Total Return (NTR) USD Index	Sep. 2015	$217,444,500	$212,348,500	$(5,096,000)
3,300	S&P 500 E-Mini	Sep. 2015	343,324,590	338,976,000	(4,348,590)

					(9,444,590)

Short Positions:
255	British Pound Currency	Sep. 2015	24,455,163	25,061,719	(606,556)
188	Euro Currency	Sep. 2015	26,539,650	26,216,600	323,050

					(283,506)

					$(9,728,096)

(1)	Cash of $26,201,786 has been segregated with JPMorgan Chase to cover requirements for open contracts at June 30, 2015.

Forward foreign currency exchange contracts outstanding at June 30, 2015:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
British Pound,
Expiring 08/19/15	Bank of America	GBP	583	$891,818	$914,848	$23,030
Expiring 08/19/15	Bank of America	GBP	394	619,977	619,421	(556)
Expiring 08/19/15	Bank of America	GBP	264	418,301	414,061	(4,240)
Expiring 08/19/15	Bank of America	GBP	112	175,558	175,400	(158)
Expiring 08/19/15	Barclays Capital Group	GBP	2,462	3,777,427	3,867,002	89,575
Expiring 08/19/15	Credit Suisse First Boston Corp.	GBP	352	538,783	552,414	13,631
Expiring 08/19/15	Credit Suisse First Boston Corp.	GBP	311	475,358	488,723	13,365
Expiring 08/19/15	Credit Suisse First Boston Corp.	GBP	281	435,239	440,982	5,743
Expiring 08/19/15	Credit Suisse First Boston Corp.	GBP	234	370,686	366,822	(3,864)
Expiring 08/19/15	Credit Suisse First Boston Corp.	GBP	146	223,424	229,758	6,334
Expiring 08/19/15	Deutsche Bank AG	GBP	394	619,765	619,419	(346)
Expiring 08/19/15	Hong Kong & Shanghai Bank	GBP	1,013	1,513,089	1,591,329	78,240
Expiring 08/19/15	Hong Kong & Shanghai Bank	GBP	358	562,418	562,273	(145)
Expiring 08/19/15	State Street Bank	GBP	493	774,938	774,275	(663)
Expiring 08/19/15	State Street Bank	GBP	353	559,585	553,929	(5,656)
Euro,
Expiring 07/20/15	Bank of America	EUR	253	281,799	281,898	99
Expiring 07/20/15	Credit Suisse First Boston Corp.	EUR	106	118,577	118,639	62
Expiring 07/20/15	Deutsche Bank AG	EUR	253	281,735	281,897	162
Expiring 07/20/15	Merriman Capital, Inc.	EUR	156	176,893	173,755	(3,138)
Expiring 07/20/15	State Street Bank	EUR	1,166	1,309,071	1,299,791	(9,280)
Expiring 07/20/15	State Street Bank	EUR	529	594,339	589,696	(4,643)
Expiring 07/20/15	State Street Bank	EUR	304	340,264	339,281	(983)
Expiring 07/20/15	State Street Bank	EUR	264	294,151	294,097	(54)
South Korean Won,
Expiring 08/12/15	Bank of America	KRW	525,832	489,556	470,924	(18,632)
Expiring 08/12/15	Bank of America	KRW	430,441	396,245	385,494	(10,751)
Expiring 08/12/15	Bank of America	KRW	394,429	364,706	353,243	(11,463)
Expiring 08/12/15	Bank of America	KRW	246,856	222,533	221,079	(1,454)
Expiring 08/12/15	Bank of America	KRW	154,727	138,669	138,570	(99)
Expiring 08/12/15	Bank of America	KRW	57,228	51,673	51,252	(421)
Expiring 08/12/15	Credit Suisse First Boston Corp.	KRW	419,098	384,141	375,335	(8,806)
Expiring 08/12/15	Credit Suisse First Boston Corp.	KRW	204,854	184,387	183,463	(924)
Expiring 08/12/15	Credit Suisse First Boston Corp.	KRW	62,708	56,432	56,159	(273)
Expiring 08/12/15	Hong Kong & Shanghai Bank	KRW	585,052	530,419	523,960	(6,459)

SEE NOTES TO FINANCIAL STATEMENTS.

A137

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2015 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
South Korean Won (continued),
Expiring 08/12/15	Hong Kong & Shanghai Bank	KRW	430,528	$398,563	$385,571	$(12,992)
Expiring 08/12/15	Hong Kong & Shanghai Bank	KRW	330,434	300,942	295,930	(5,012)
Expiring 08/12/15	Hong Kong & Shanghai Bank	KRW	248,092	227,003	222,185	(4,818)
Expiring 08/12/15	Hong Kong & Shanghai Bank	KRW	199,755	183,902	178,896	(5,006)
Expiring 08/12/15	Hong Kong & Shanghai Bank	KRW	188,862	169,977	169,140	(837)
Expiring 08/12/15	Hong Kong & Shanghai Bank	KRW	176,367	160,406	157,950	(2,456)
Expiring 08/12/15	Hong Kong & Shanghai Bank	KRW	101,451	91,587	90,857	(730)

				$19,704,336	$19,809,718	105,382

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
British Pound,
Expiring 07/21/15	Bank of America	GBP	5,330	$8,056,250	$8,372,864	$(316,614)
Expiring 07/21/15	Hong Kong & Shanghai Bank	GBP	6,852	10,373,810	10,764,415	(390,605)
Expiring 08/19/15	Bank of America	GBP	3,388	5,184,464	5,321,249	(136,785)
Expiring 08/19/15	Bank of America	GBP	458	676,373	719,234	(42,861)
Expiring 08/19/15	Bank of America	GBP	239	362,640	374,705	(12,065)
Expiring 08/19/15	Bank of America	GBP	175	260,830	274,271	(13,441)
Expiring 08/19/15	Bank of America	GBP	151	221,262	237,541	(16,279)
Expiring 08/19/15	Barclays Capital Group	GBP	239	362,987	374,705	(11,718)
Expiring 08/19/15	Credit Suisse First Boston Corp.	GBP	9,231	13,747,988	14,498,530	(750,542)
Expiring 08/19/15	Credit Suisse First Boston Corp.	GBP	2,363	3,615,983	3,712,113	(96,130)
Expiring 08/19/15	Credit Suisse First Boston Corp.	GBP	146	225,782	229,634	(3,852)
Expiring 08/19/15	Credit Suisse First Boston Corp.	GBP	106	163,193	167,086	(3,893)
Expiring 08/19/15	Deutsche Bank AG	GBP	297	454,429	466,780	(12,351)
Expiring 08/19/15	Deutsche Bank AG	GBP	152	234,838	238,352	(3,514)
Expiring 08/19/15	Hong Kong & Shanghai Bank	GBP	2,372	3,628,412	3,724,873	(96,461)
Expiring 08/19/15	Hong Kong & Shanghai Bank	GBP	219	342,811	343,505	(694)
Expiring 08/19/15	Hong Kong & Shanghai Bank	GBP	152	234,762	238,352	(3,590)
Expiring 08/19/15	Hong Kong & Shanghai Bank	GBP	106	162,977	167,084	(4,107)
Expiring 08/19/15	State Street Bank	GBP	297	454,582	466,780	(12,198)
Expiring 08/19/15	State Street Bank	GBP	292	451,213	459,267	(8,054)
Expiring 08/19/15	State Street Bank	GBP	152	234,916	238,352	(3,436)
Expiring 08/19/15	State Street Bank	GBP	151	221,333	237,541	(16,208)
Expiring 11/23/15	State Street Bank	GBP	9,849	15,266,194	15,459,866	(193,672)
Expiring 11/23/15	State Street Bank	GBP	9,344	14,482,723	14,666,456	(183,733)
Euro,
Expiring 07/20/15	Bank of America	EUR	1,362	1,465,126	1,518,250	(53,124)
Expiring 07/20/15	Bank of America	EUR	536	577,833	598,137	(20,304)
Expiring 07/20/15	Bank of America	EUR	411	459,234	458,037	1,197
Expiring 07/20/15	Bank of America	EUR	346	394,939	386,029	8,910
Expiring 07/20/15	Bank of America	EUR	301	359,813	335,298	24,515
Expiring 07/20/15	Bank of America	EUR	287	326,820	319,970	6,850
Expiring 07/20/15	Bank of America	EUR	277	301,477	308,874	(7,397)
Expiring 07/20/15	Bank of America	EUR	254	303,773	283,729	20,044
Expiring 07/20/15	Bank of America	EUR	200	231,938	223,440	8,498
Expiring 07/20/15	Bank of America	EUR	190	212,888	211,752	1,136
Expiring 07/20/15	Bank of America	EUR	183	204,504	204,074	430
Expiring 07/20/15	Bank of America	EUR	86	98,181	95,687	2,494
Expiring 07/20/15	Bank of America	EUR	84	97,512	93,968	3,544
Expiring 07/20/15	Bank of America	EUR	78	83,066	87,008	(3,942)
Expiring 07/20/15	Bank of America	EUR	74	79,110	83,005	(3,895)
Expiring 07/20/15	Bank of America	EUR	46	53,614	51,279	2,335
Expiring 07/20/15	Barclays Capital Group	EUR	206	231,180	229,253	1,927
Expiring 07/20/15	Barclays Capital Group	EUR	95	106,537	105,876	661
Expiring 07/20/15	Barclays Capital Group	EUR	12	14,402	13,841	561
Expiring 07/20/15	Credit Suisse First Boston Corp.	EUR	823	884,143	917,777	(33,634)

SEE NOTES TO FINANCIAL STATEMENTS.

A138

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2015 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Euro (continued),
Expiring 07/20/15	Credit Suisse First Boston Corp.	EUR	619	$739,968	$689,864	$50,104
Expiring 07/20/15	Credit Suisse First Boston Corp.	EUR	372	417,230	414,991	2,239
Expiring 07/20/15	Credit Suisse First Boston Corp.	EUR	341	388,951	379,996	8,955
Expiring 07/20/15	Credit Suisse First Boston Corp.	EUR	289	314,608	322,455	(7,847)
Expiring 07/20/15	Credit Suisse First Boston Corp.	EUR	281	324,665	312,817	11,848
Expiring 07/20/15	Credit Suisse First Boston Corp.	EUR	266	281,809	297,078	(15,269)
Expiring 07/20/15	Credit Suisse First Boston Corp.	EUR	229	261,097	255,814	5,283
Expiring 07/20/15	Credit Suisse First Boston Corp.	EUR	199	227,705	222,235	5,470
Expiring 07/20/15	Credit Suisse First Boston Corp.	EUR	190	212,840	211,750	1,090
Expiring 07/20/15	Credit Suisse First Boston Corp.	EUR	92	106,983	102,417	4,566
Expiring 07/20/15	Credit Suisse First Boston Corp.	EUR	87	92,460	97,238	(4,778)
Expiring 07/20/15	Credit Suisse First Boston Corp.	EUR	84	97,720	93,968	3,752
Expiring 07/20/15	Credit Suisse First Boston Corp.	EUR	78	82,960	87,008	(4,048)
Expiring 07/20/15	Credit Suisse First Boston Corp.	EUR	33	37,253	37,203	50
Expiring 07/20/15	Credit Suisse First Boston Corp.	EUR	32	35,601	35,311	290
Expiring 07/20/15	Deutsche Bank AG	EUR	956	1,026,691	1,065,994	(39,303)
Expiring 07/20/15	Deutsche Bank AG	EUR	601	719,557	670,594	48,963
Expiring 07/20/15	Deutsche Bank AG	EUR	558	647,877	622,080	25,797
Expiring 07/20/15	Deutsche Bank AG	EUR	429	470,665	477,866	(7,201)
Expiring 07/20/15	Deutsche Bank AG	EUR	328	375,871	365,229	10,642
Expiring 07/20/15	Deutsche Bank AG	EUR	304	324,675	338,891	(14,216)
Expiring 07/20/15	Deutsche Bank AG	EUR	282	299,376	314,732	(15,356)
Expiring 07/20/15	Deutsche Bank AG	EUR	277	301,861	308,873	(7,012)
Expiring 07/20/15	Deutsche Bank AG	EUR	254	303,890	283,729	20,161
Expiring 07/20/15	Deutsche Bank AG	EUR	229	261,144	255,813	5,331
Expiring 07/20/15	Deutsche Bank AG	EUR	200	232,304	223,439	8,865
Expiring 07/20/15	Deutsche Bank AG	EUR	190	213,173	211,752	1,421
Expiring 07/20/15	Deutsche Bank AG	EUR	187	203,698	208,808	(5,110)
Expiring 07/20/15	Deutsche Bank AG	EUR	178	187,872	198,052	(10,180)
Expiring 07/20/15	Deutsche Bank AG	EUR	145	165,255	161,698	3,557
Expiring 07/20/15	Deutsche Bank AG	EUR	133	151,875	148,156	3,719
Expiring 07/20/15	Deutsche Bank AG	EUR	86	98,018	95,687	2,331
Expiring 07/20/15	Deutsche Bank AG	EUR	84	97,514	93,970	3,544
Expiring 07/20/15	Deutsche Bank AG	EUR	46	53,450	51,209	2,241
Expiring 07/20/15	Deutsche Bank AG	EUR	42	48,422	47,148	1,274
Expiring 07/20/15	Deutsche Bank AG	EUR	37	39,443	41,503	(2,060)
Expiring 07/20/15	Deutsche Bank AG	EUR	12	13,365	13,794	(429)
Expiring 07/20/15	Hong Kong & Shanghai Bank	EUR	1,687	1,819,866	1,881,583	(61,717)
Expiring 07/20/15	Hong Kong & Shanghai Bank	EUR	779	872,484	868,782	3,702
Expiring 07/20/15	Hong Kong & Shanghai Bank	EUR	619	740,005	689,864	50,141
Expiring 07/20/15	Hong Kong & Shanghai Bank	EUR	509	607,704	567,457	40,247
Expiring 07/20/15	Hong Kong & Shanghai Bank	EUR	274	295,536	305,924	(10,388)
Expiring 07/20/15	Hong Kong & Shanghai Bank	EUR	229	261,517	255,814	5,703
Expiring 07/20/15	Hong Kong & Shanghai Bank	EUR	213	241,014	237,083	3,931
Expiring 07/20/15	Hong Kong & Shanghai Bank	EUR	200	232,427	223,440	8,987
Expiring 07/20/15	Hong Kong & Shanghai Bank	EUR	190	212,677	211,752	925
Expiring 07/20/15	Hong Kong & Shanghai Bank	EUR	173	197,237	193,015	4,222
Expiring 07/20/15	Hong Kong & Shanghai Bank	EUR	156	166,118	174,017	(7,899)
Expiring 07/20/15	Hong Kong & Shanghai Bank	EUR	148	158,953	164,588	(5,635)
Expiring 07/20/15	Hong Kong & Shanghai Bank	EUR	144	156,496	160,174	(3,678)
Expiring 07/20/15	Hong Kong & Shanghai Bank	EUR	133	152,294	148,157	4,137
Expiring 07/20/15	Hong Kong & Shanghai Bank	EUR	116	134,796	129,414	5,382
Expiring 07/20/15	Hong Kong & Shanghai Bank	EUR	92	106,493	102,417	4,076
Expiring 07/20/15	Hong Kong & Shanghai Bank	EUR	84	97,594	93,970	3,624
Expiring 07/20/15	Hong Kong & Shanghai Bank	EUR	74	78,970	83,006	(4,036)
Expiring 07/20/15	Hong Kong & Shanghai Bank	EUR	44	46,295	48,619	(2,324)
Expiring 07/20/15	Hong Kong & Shanghai Bank	EUR	43	49,111	47,843	1,268
Expiring 07/20/15	Hong Kong & Shanghai Bank	EUR	42	48,402	47,149	1,253
Expiring 07/20/15	Hong Kong & Shanghai Bank	EUR	37	39,690	41,010	(1,320)

SEE NOTES TO FINANCIAL STATEMENTS.

A139

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2015 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Euro (continued),
Expiring 07/20/15	Hong Kong & Shanghai Bank	EUR	22	$24,320	$24,199	$121
Expiring 07/20/15	State Street Bank	EUR	13,601	14,517,815	15,167,019	(649,204)
Expiring 07/20/15	State Street Bank	EUR	2,235	2,516,852	2,492,664	24,188
Expiring 07/20/15	State Street Bank	EUR	723	776,824	806,589	(29,765)
Expiring 07/20/15	State Street Bank	EUR	619	739,778	689,865	49,913
Expiring 07/20/15	State Street Bank	EUR	591	686,121	659,072	27,049
Expiring 07/20/15	State Street Bank	EUR	404	431,280	450,967	(19,687)
Expiring 07/20/15	State Street Bank	EUR	304	360,063	339,056	21,007
Expiring 07/20/15	State Street Bank	EUR	300	337,158	334,046	3,112
Expiring 07/20/15	State Street Bank	EUR	221	238,296	246,933	(8,637)
Expiring 07/20/15	State Street Bank	EUR	200	231,913	223,440	8,473
Expiring 07/20/15	State Street Bank	EUR	190	213,031	211,752	1,279
Expiring 07/20/15	State Street Bank	EUR	173	197,299	193,015	4,284
Expiring 07/20/15	State Street Bank	EUR	141	168,462	157,364	11,098
Expiring 07/20/15	State Street Bank	EUR	92	106,540	102,418	4,122
Expiring 07/20/15	State Street Bank	EUR	87	92,529	97,237	(4,708)
Expiring 07/20/15	State Street Bank	EUR	86	98,095	95,687	2,408
Expiring 07/20/15	State Street Bank	EUR	84	97,639	93,970	3,669
Expiring 07/20/15	State Street Bank	EUR	74	79,043	83,006	(3,963)
Expiring 07/20/15	State Street Bank	EUR	23	26,013	25,217	796
Expiring 07/20/15	State Street Bank	EUR	22	24,534	24,489	45
Expiring 11/18/15	Bank of America	EUR	4,337	4,945,075	4,845,730	99,345
Expiring 11/18/15	Bank of America	EUR	141	157,167	156,992	175
Expiring 11/18/15	Bank of America	EUR	115	128,677	128,223	454
Expiring 11/18/15	Bank of America	EUR	44	48,948	48,746	202
Expiring 11/18/15	Bank of America	EUR	8	9,330	9,299	31
Expiring 11/18/15	Credit Suisse First Boston Corp.	EUR	271	295,556	302,606	(7,050)
Expiring 11/18/15	Credit Suisse First Boston Corp.	EUR	152	173,780	169,388	4,392
Expiring 11/18/15	Credit Suisse First Boston Corp.	EUR	79	89,047	88,593	454
Expiring 11/18/15	Credit Suisse First Boston Corp.	EUR	70	78,870	78,496	374
Expiring 11/18/15	Deutsche Bank AG	EUR	2,399	2,733,949	2,681,082	52,867
Expiring 11/18/15	Deutsche Bank AG	EUR	542	590,639	605,213	(14,574)
Expiring 11/18/15	Deutsche Bank AG	EUR	308	343,439	343,594	(155)
Expiring 11/18/15	Deutsche Bank AG	EUR	159	177,649	177,183	466
Expiring 11/18/15	Deutsche Bank AG	EUR	141	157,439	156,991	448
Expiring 11/18/15	Hong Kong & Shanghai Bank	EUR	2,398	2,732,947	2,679,688	53,259
Expiring 11/18/15	Hong Kong & Shanghai Bank	EUR	336	377,782	375,857	1,925
Expiring 11/18/15	Hong Kong & Shanghai Bank	EUR	308	343,287	343,594	(307)
Expiring 11/18/15	Hong Kong & Shanghai Bank	EUR	159	177,918	177,185	733
Expiring 11/18/15	Hong Kong & Shanghai Bank	EUR	70	78,694	78,496	198
Expiring 11/18/15	State Street Bank	EUR	465	518,416	519,299	(883)
Expiring 11/18/15	State Street Bank	EUR	159	177,807	177,183	624
Expiring 11/18/15	State Street Bank	EUR	141	157,302	156,992	310
Expiring 11/18/15	State Street Bank	EUR	122	139,548	136,072	3,476
Expiring 11/18/15	State Street Bank	EUR	85	93,614	94,538	(924)
South Korean Won,
Expiring 08/12/15	Bank of America	KRW	3,331,038	2,995,976	2,983,207	12,769
Expiring 08/12/15	Bank of America	KRW	1,671,187	1,508,972	1,496,679	12,293
Expiring 08/12/15	Bank of America	KRW	583,085	527,474	522,199	5,275
Expiring 08/12/15	Bank of America	KRW	347,829	312,094	311,508	586
Expiring 08/12/15	Bank of America	KRW	270,532	238,933	242,283	(3,350)
Expiring 08/12/15	Credit Suisse First Boston Corp.	KRW	2,915,347	2,621,479	2,610,922	10,557
Expiring 08/12/15	Credit Suisse First Boston Corp.	KRW	1,249,953	1,121,175	1,119,431	1,744
Expiring 08/12/15	Credit Suisse First Boston Corp.	KRW	1,249,642	1,130,301	1,119,152	11,149
Expiring 08/12/15	Credit Suisse First Boston Corp.	KRW	858,882	770,726	769,196	1,530
Expiring 08/12/15	Credit Suisse First Boston Corp.	KRW	401,597	356,817	359,662	(2,845)
Expiring 08/12/15	Hong Kong & Shanghai Bank	KRW	3,161,762	2,842,289	2,831,606	10,683
Expiring 08/12/15	Hong Kong & Shanghai Bank	KRW	1,252,950	1,119,945	1,122,115	(2,170)
Expiring 08/12/15	Hong Kong & Shanghai Bank	KRW	795,511	713,943	712,443	1,500

SEE NOTES TO FINANCIAL STATEMENTS.

A140

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2015 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
South Korean Won (continued),
Expiring 08/12/15	Hong Kong & Shanghai Bank	KRW	790,560	$713,888	$708,008	$5,880
Expiring 08/12/15	Hong Kong & Shanghai Bank	KRW	785,641	710,120	703,603	6,517
Expiring 08/12/15	Hong Kong & Shanghai Bank	KRW	749,982	670,945	671,668	(723)
Expiring 08/12/15	Hong Kong & Shanghai Bank	KRW	724,810	645,768	649,124	(3,356)
Expiring 08/12/15	Hong Kong & Shanghai Bank	KRW	723,397	645,890	647,859	(1,969)
Expiring 08/12/15	Hong Kong & Shanghai Bank	KRW	646,516	584,606	579,006	5,600
Expiring 08/12/15	Hong Kong & Shanghai Bank	KRW	427,794	386,060	383,122	2,938
Expiring 08/12/15	Hong Kong & Shanghai Bank	KRW	425,524	381,499	381,090	409
Expiring 08/12/15	Hong Kong & Shanghai Bank	KRW	419,952	376,807	376,099	708
Expiring 08/12/15	Hong Kong & Shanghai Bank	KRW	393,174	354,562	352,118	2,444
Expiring 08/12/15	Hong Kong & Shanghai Bank	KRW	339,542	302,865	304,086	(1,221)
Expiring 08/12/15	Hong Kong & Shanghai Bank	KRW	337,784	306,602	302,512	4,090
Expiring 08/12/15	Hong Kong & Shanghai Bank	KRW	260,003	228,795	232,853	(4,058)

				$161,739,383	$164,253,675	(2,514,292)

						$(2,408,910)

Credit default swap agreements outstanding at June 30, 2015:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(2)	Value at Trade Date	Value at June 30, 2015(3)	Unrealized Depreciation
Exchange-traded credit default swaps on credit indices—Sell Protection(1):
CDX.NA.HY.24	06/20/20	5.000%	63,954	$4,401,456	$4,074,448	$(327,008)
CDX.NA.IG.24	06/20/20	1.000%	22,700	415,623	328,815	(86,808)

				$4,817,079	$4,403,263	$(413,816)

Cash of $3,906,372 has been segregated with JPMorgan Chase to cover requirements for open exchanged-traded credit default swap contracts at June 30, 2015.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

SEE NOTES TO FINANCIAL STATEMENTS.

A141

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,514,081,212	$1,082,597,469	$6,124,455
Equity-Linked Securities	—	—	72,980,960
Preferred Stocks	71,272,243	10,105,889	125,748
Warrants	148,856	—	—
Bank Loans	—	86,042,675	—
Convertible Bonds	—	18,093,437	—
Corporate Bonds	—	519,605,046	—
Municipal Bond	—	5,025,092	—
U.S. Government Agency Obligations	—	60,000,000	—
U.S. Treasury Obligations	—	440,993,512	—
Affiliated Money Market Mutual Fund	663,475,060	—	—
Other Financial Instruments*
Financial Futures Contracts	(9,728,096)	—	—
Foreign Forward Currency Contracts	—	(2,408,910)	—
Exchange-traded credit default swaps	—	(413,816)	—

Total	$3,239,249,275	$2,219,640,394	$79,231,163

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks	Equity-Linked Securities	Preferred Stocks
Balance as of 12/31/2014	$13,360,083	$42,465,265	$2,616,896
Accrued discount/premium	—	(357,348)	—
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)**	(5,275,383)	(2,566,998)	2,284,852
Purchases	—	33,440,041	—
Sales	—	—	(4,776,000)
Accrued discount/premium	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	(1,960,245)	—	—

Balance as of 06/30/2015	$6,124,455	$72,980,960	$125,748

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

**	Of which, $(7,848,329) was relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of June 30, 2015	Valuation Methodology	Unobservable Inputs
Common Stocks	$6,124,455	Market Approach	Single broker indicative quote
Equity-Linked Securities	72,980,960	Market Approach	Single broker indicative quote
Preferred Stocks	125,748	Market Approach	Single broker indicative quote

	$79,231,163

SEE NOTES TO FINANCIAL STATEMENTS.

A142

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Common Stocks	$1,960,245	L3 to L2	Discount pricing to proxy

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2015 were as follows:

Affiliated Money Market Mutual Fund (5.1% represents investments purchased with collateral from securities on loan)	12.5%
Oil, Gas & Consumable Fuels	9.3
Banks	8.6
U.S. Treasury Obligations	8.4
Pharmaceuticals	7.5
Media	5.6
Insurance	4.5
Software	3.2
Technology Hardware, Storage & Peripherals	2.9
Electric Utilities	2.6
Metals & Mining	2.5
Automobiles	2.3
Diversified Telecommunication Services	2.2
Wireless Telecommunication Services	2.1
Food & Staples Retailing	2.0
Health Care Equipment & Supplies	2.0
Chemicals	1.8
Energy Equipment & Services	1.7
Communications Equipment	1.7
Tobacco	1.5
Aerospace & Defense	1.3
Multi-Utilities	1.2
U.S. Government Agency Obligations	1.1
Multiline Retail	1.1
Construction Materials	1.0
Capital Markets	0.9
Specialty Retail	0.9
IT Services	0.8
Machinery	0.7

Commercial Services & Supplies	0.7%
Biotechnology	0.7
Industrial Conglomerates	0.7
Semiconductors & Semiconductor Equipment	0.7
Beverages	0.6
Health Care Providers & Services	0.6
Containers & Packaging	0.6
Consumer Finance	0.5
Auto Components	0.5
Hotels, Restaurants & Leisure	0.5
Independent Power & Renewable Electricity Producers	0.4
Airlines	0.4
Paper & Forest Products	0.4
Marine	0.3
Textiles, Apparel & Luxury Goods	0.3
Food Products	0.3
Internet Software & Services	0.3
Construction & Engineering	0.2
Air Freight & Logistics	0.2
Professional Services	0.2
Life Sciences Tools & Services	0.2
Household Products	0.2
Trading Companies & Distributors	0.2
Diversified Financial Services	0.1
Real Estate Investment Trusts (REITs)	0.1
Healthcare Services	0.1
Municipal Bonds	0.1
Electrical Equipment	0.1
Gas Utilities	0.1
Personal Products	0.1

104.3
(4.3)

Liabilities in excess of other assets	100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary type of risks associated with these derivative instruments are credit risk, interest rate risk, foreign exchange and equity risk . The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2015 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Foreign exchange contracts	Due from/to broker-variation margin futures	$323,050	*	Due from/to broker-variation margin futures	$606,556	*
Foreign exchange contracts	Unrealized appreciation on foreign currency forward contracts	1,160,403		Unrealized depreciation on foreign currency forward contracts	3,569,313
Credit contracts	—	—		Due from/to broker-variation margin swaps	413,816	*
Equity contracts	Unaffiliated investments	148,856		—	—
Equity contracts	—	—		Due from/to broker-variation margin futures	9,444,590	*

Total		$1,632,309			$14,034,275

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures and exchange-trade swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A143

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Warrants(1)	Futures	Swaps	Forward Currency Contracts(2)	Total
Foreign exchange contracts	$—	$—	$1,873,962	$—	$11,487,884	$13,361,846
Credit contracts	—	—	—	1,086,109	—	1,086,109
Equity contracts	2	761,139	28,602,572	—	—	29,363,713

Total	$2	$761,139	$30,476,534	$1,086,109	$11,487,884	$43,811,668

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Warrants(3)	Futures	Swaps	Forward Currency Contracts(4)	Total
Foreign exchange contracts	$—	$(897,172)	$—	$(9,289,219)	$(10,186,391)
Credit contracts	—	—	(547,550)	—	(547,550)
Equity contracts	(1,148,442)	(15,182,880)	—	—	(16,331,322)

Total	$(1,148,442)	$(16,080,052)	$(547,550)	$(9,289,219)	$(27,065,263)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

(2)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

(4)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

For the six months ended June 30, 2015, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts — Long Positions(1)	Futures Contracts — Short Positions(1)	Forward Foreign Currency Exchange Contracts — Purchased(2)	Forward Foreign Currency Exchange Contracts — Sold(2)	Credit Default Swap Agreements — Sell Protection(3)
$561,845,351	$43,349,169	$23,519,352	$163,126,152	$87,085

(1)	Value at Trade Date.

(2)	Value at Settlement Date.

(3)	Notional Amount in USD (000).

SEE NOTES TO FINANCIAL STATEMENTS.

A144

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received(3)	Net Amount
Bank of America	$234,212	$(234,212)	$—	$—
Barclays Capital Group	92,724	(11,718)	—	81,006
Credit Suisse First Boston Corp.	162,982	(162,982)	—	—
Deutsche Bank AG	191,789	(131,807)	—	59,982
Hong Kong & Shanghai Bank	312,843	(312,843)	—	—
Merriman Capital, Inc.	—	—	—	—
State Street Bank	165,853	(165,853)	—	—

	$1,160,403

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged(3)	Net Amount
Bank of America	$(677,831)	$234,212	$—	$(443,619)
Barclays Capital Group	(11,718)	11,718	—	—
Credit Suisse First Boston Corp.	(943,755)	162,982	—	(780,773)
Deutsche Bank AG	(131,807)	131,807	—	—
Hong Kong & Shanghai Bank	(644,713)	312,843	—	(331,870)
Merriman Capital, Inc.	(3,138)	—	—	(3,138)
State Street Bank	(1,156,351)	165,853	—	(990,498)

	$(3,569,313)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Amounts shown reflect actual collateral received or pledged by the Portfolio. Such amounts are applied up to 100% of the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A145

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2015

ASSETS:
Investments at value, including securities on loan of $266,813,714:
Unaffiliated investments (cost $4,546,732,313)	$4,887,196,594
Affiliated investments (cost $663,475,060)	663,475,060
Cash	787,198
Foreign currency, at value (cost $1,934,853)	1,918,958
Deposit with broker	30,108,158
Dividends and interest receivable	16,188,230
Receivable for investments sold	12,188,405
Tax reclaim receivable	7,191,381
Unrealized appreciation on foreign currency forward contracts	1,160,403
Due from broker-variation margin swaps	346,893
Prepaid expenses	6,763

Total Assets	5,620,568,043

LIABILITIES:
Payable to broker for collateral for securities on loan	273,722,668
Payable for investments purchased	17,363,389
Unrealized depreciation on foreign currency forward contracts	3,569,313
Advisory fees payable	2,107,667
Payable for fund share repurchased	1,165,644
Due to broker-variation margin futures	870,069
Accrued expenses and other liabilities	342,431
Distribution fee payable	74,134
Affiliated transfer agent fee payable	350

Total Liabilities	299,215,665

NET ASSETS	$5,321,352,378

Net assets were comprised of:
Paid-in capital	$4,021,978,329
Retained earnings	1,299,374,049

Net assets, June 30, 2015	$5,321,352,378

Net asset value and redemption price per share, $5,321,352,378 / 378,092,865 outstanding shares of beneficial interest.	$14.07

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2015

INCOME
Unaffiliated dividend income (net of $3,272,942 foreign withholding tax)	$64,112,783
Interest income	27,855,720
Affiliated income from securities lending, net	665,227
Affiliated dividend income	251,803

92,885,533

EXPENSES
Advisory fees.	24,877,483
Distribution fee	2,737,717
Custodian and accounting fees	473,000
Insurance expenses	39,000
Trustees’ fees	30,000
Audit fee	26,000
Legal fees and expenses	11,000
Shareholders’ reports	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Miscellaneous	23,041

Total expenses.	28,225,241

NET INVESTMENT INCOME	64,660,292

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain on:
Investment transactions	91,641,685
Futures transactions	30,476,534
Swap agreements transactions	1,086,109
Foreign currency transactions	11,199,696

134,404,024

Net change in unrealized appreciation (depreciation) on:
Investments	(125,028,027)
Futures	(16,080,052)
Swap agreements	(547,550)
Foreign currencies	(9,446,831)

(151,102,460)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(16,698,436)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$47,961,856

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2015	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$64,660,292	$142,139,240
Net realized gain on investment and foreign currency transactions	134,404,024	291,141,573
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(151,102,460)	(259,825,645)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	47,961,856	173,455,168

FUND SHARE TRANSACTIONS:
Fund share sold [2,901,899 and 25,643,144 shares, respectively]	41,358,151	358,279,517
Fund share repurchased [20,646,040 and 30,616,469 shares, respectively]	(294,273,322)	(426,415,658)

NET DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(252,915,171)	(68,136,141)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(204,953,315)	105,319,027
NET ASSETS:
Beginning of period	5,526,305,693	5,420,986,666

End of period	$5,321,352,378	$5,526,305,693

SEE NOTES TO FINANCIAL STATEMENTS.

A146

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

LONG-TERM INVESTMENTS — 75.2%	Shares	Value (Note 2)
AFFILIATED MUTUAL FUND — 1.0%
AST Goldman Sachs Strategic Income Portfolio*
(cost $28,896,401)	2,945,607	$28,513,472

COMMON STOCKS — 27.7%
Aerospace & Defense — 0.4%
Airbus Group SE (France)	13,292	865,807
Aselsan Elektronik Sanayi Ve Ticaret A/S (Turkey)	3,878	20,104
AviChina Industry & Technology Co. Ltd. (China) (Class H Stock)	60,000	58,551
BAE Systems PLC (United Kingdom)	45,415	321,783
Boeing Co. (The)	8,545	1,185,362
CAE, Inc. (Canada)	9,000	107,150
Chemring Group PLC (United Kingdom)	13,256	45,823
Cobham PLC (United Kingdom)	30,490	125,923
Cubic Corp.	1,189	56,573
Ducommun, Inc.*	819	21,024
Elbit Systems Ltd. (Israel)	1,599	125,500
Embraer SA (Brazil), ADR	2,350	71,181
Finmeccanica SpA (Italy)*	13,711	172,472
General Dynamics Corp.	5,510	780,712
Honeywell International, Inc.	11,435	1,166,027
Huntington Ingalls Industries, Inc.	1,415	159,315
KLX, Inc.*	2,221	98,013
L-3 Communications Holdings, Inc.	3,009	341,160
Lockheed Martin Corp.	2,278	423,480
MacDonald Dettwiler & Associates Ltd. (Canada)	1,000	73,074
Meggitt PLC (United Kingdom)	2,438	17,853
MTU Aero Engines AG (Germany)	1,529	143,904
Northrop Grumman Corp.	3,562	565,040
Orbital ATK, Inc.	1,173	86,051
Precision Castparts Corp.	2,834	566,432
QinetiQ Group PLC (United Kingdom)	109,576	385,801
Raytheon Co.	7,121	681,337
Rockwell Collins, Inc.	2,355	217,484
Rolls-Royce Holdings PLC (United Kingdom)*(g)	5,324,301	8,366
Rolls-Royce Holdings PLC (United Kingdom)*	37,761	515,784
Saab AB (Sweden) (Class B Stock)	3,134	76,578
Safran SA (France)	6,985	474,697
Teledyne Technologies, Inc.*	703	74,174
Thales SA (France)	3,164	191,172
Triumph Group, Inc.	1,506	99,381
United Technologies Corp.	14,879	1,650,527
Vectrus, Inc.*	522	12,982
Zodiac Aerospace (France)	4,548	148,146

		12,134,743

Air Freight & Logistics — 0.1%
Bollore SA (France)	27,700	148,179
bpost SA (Belgium)	7,595	208,864
C.H. Robinson Worldwide, Inc.	1,648	102,819
Deutsche Post AG (Germany)	22,059	644,550
Expeditors International of Washington, Inc.	3,124	144,032
FedEx Corp.	5,757	980,993
Globaltrans Investment PLC (Cyprus), GDR*	5,403	25,664
Hub Group, Inc. (Class A Stock)*	1,140	45,988

COMMON STOCKS (continued)	Shares	Value (Note 2)
Air Freight & Logistics (continued)
Hyundai Glovis Co. Ltd. (South Korea)	406	$73,407
Kerry TJ Logistics Co. Ltd. (Taiwan)	9,000	10,399
Oesterreichische Post AG (Austria)	9,785	450,152
Royal Mail PLC (United Kingdom)	3,460	27,972
Sinotrans Ltd. (China) (Class H Stock)	67,000	44,611
TNT Express NV (Netherlands)	17,902	152,038
United Parcel Service, Inc. (Class B Stock)	5,330	516,530
Yamato Holdings Co. Ltd. (Japan)	10,500	203,024

		3,779,222

Airlines — 0.1%
Air Arabia PJSC (United Arab Emirates)	307,760	134,975
Air China Ltd. (China) (Class H Stock)(g)	84,000	94,717
ANA Holdings, Inc. (Japan)	50,000	135,567
Cathay Pacific Airways Ltd. (Hong Kong)	57,000	140,044
Cebu Air, Inc. (Philippines)	19,640	37,024
China Airlines Ltd. (Taiwan)*	127,000	54,127
China Eastern Airlines Corp. Ltd. (China) (Class H Stock)*	86,000	71,849
China Southern Airlines Co. Ltd. (China) (Class H Stock)	86,000	100,742
Deutsche Lufthansa AG (Germany)*	21,398	276,078
easyJet PLC (United Kingdom)	5,264	127,959
Eva Airways Corp. (Taiwan)*	65,395	44,653
Grupo Aeromexico SAB de CV (Mexico)*	17,700	28,255
Hawaiian Holdings, Inc.*	1,813	43,059
Japan Airlines Co. Ltd. (Japan)	5,300	184,702
Republic Airways Holdings, Inc.*	4,633	42,531
SAS AB (Sweden)*	7,793	13,867
Singapore Airlines Ltd. (Singapore)	22,500	179,146
Southwest Airlines Co.	13,387	442,976
Thai Airways International PCL (Thailand)*	60,400	23,426
Turk Hava Yollari (Turkey)*	21,897	71,877

		2,247,574

Auto Components — 0.2%
ARB Corp. Ltd. (Australia)	3,887	39,042
Bridgestone Corp. (Japan)	26,200	968,420
Chaowei Power Holdings Ltd. (China)*	63,000	41,025
Cheng Shin Rubber Industry Co. Ltd. (Taiwan)	62,350	138,045
Denso Corp. (Japan)	17,800	885,605
Depo Auto Parts Industrial Co. Ltd. (Taiwan)	5,000	17,005
Exedy Corp. (Japan)	2,400	59,924
FCC Co. Ltd. (Japan)	2,200	33,578
Federal Corp. (Taiwan)	33,000	16,681
Gajah Tunggal Tbk PT (Indonesia)	135,300	8,657
Halla Holdings Corp. (South Korea)	1,080	50,173
Hankook Tire Co. Ltd. (South Korea)	4,802	180,596
Hyundai Mobis Co. Ltd. (South Korea)	3,642	691,425
Hyundai Wia Corp. (South Korea)	815	75,103
Kenda Rubber Industrial Co. Ltd. (Taiwan)	25,470	39,624
Mahle-Metal Leve SA (Brazil)	1,000	6,899
Mando Corp. (South Korea)	432	48,185
Metair Investments Ltd. (South Africa)	3,665	10,985
Minth Group Ltd. (China)	30,000	67,041
Nan Kang Rubber Tire Co. Ltd. (Taiwan)	38,000	37,492
NGK Spark Plug Co. Ltd. (Japan)	5,200	144,010
Nifco, Inc. (Japan)	3,000	130,027
Piolax, Inc. (Japan)	1,700	86,987

SEE NOTES TO FINANCIAL STATEMENTS.

A147

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Auto Components (continued)
Pirelli & C. SpA (Italy)	9,208	$155,405
SL Corp. (South Korea)	810	12,989
Somboon Advance Technology PCL (Thailand)	33,000	18,271
Sumitomo Riko Co. Ltd. (Japan)	47,500	378,763
Sumitomo Rubber Industries Ltd. (Japan)	9,400	145,609
Sungwoo Hitech Co. Ltd. (South Korea)	4,327	36,919
Tianneng Power International Ltd. (China)*	90,000	42,913
Tong Yang Industry Co. Ltd. (Taiwan)	28,000	29,618
Toyo Tire & Rubber Co. Ltd. (Japan)	5,000	105,660
Toyota Industries Corp. (Japan)	8,600	489,739
Tupy SA (Brazil)	4,000	20,533
Unipres Corp. (Japan)	21,300	445,307
Xinchen China Power Holdings Ltd. (China)*	61,000	23,844
Xingda International Holdings Ltd. (China)	97,000	28,132
Xinyi Glass Holdings Ltd. (Hong Kong)	156,000	82,823
Yokohama Rubber Co. Ltd. (The) (Japan)	5,500	110,361

		5,903,415

Automobiles — 0.6%
Astra International Tbk PT (Indonesia)	365,600	193,517
Baic Motor Corp. Ltd. (China) (Class H Stock)*	51,500	61,899
Bayerische Motoren Werke AG (Germany)	12,401	1,358,092
China Motor Corp. (Taiwan)	44,000	34,295
Chongqing Changan Automobile Co. Ltd. (China) (Class B Stock)	41,600	106,236
Daihatsu Motor Co. Ltd. (Japan)	9,800	139,485
Dongfeng Motor Group Co. Ltd. (China) (Class H Stock)	176,000	235,784
Ford Otomotiv Sanayi A/S (Turkey)	2,063	27,598
Geely Automobile Holdings Ltd. (China)	260,000	138,610
Guangzhou Automobile Group Co. Ltd. (China) (Class H Stock)	128,000	118,388
Honda Motor Co. Ltd. (Japan)	84,200	2,721,332
Hyundai Motor Co. (South Korea)	8,599	1,046,812
Kia Motors Corp. (South Korea)	19,302	783,082
Mitsubishi Motors Corp. (Japan)	32,100	272,979
Nissan Motor Co. Ltd. (Japan)	122,800	1,282,886
Oriental Holdings Bhd (Malaysia)	8,700	16,270
Piaggio & C SpA (Italy)	17,062	57,241
Qingling Motors Co. Ltd. (China) (Class H Stock)	130,000	43,772
Sanyang Motor Co. Ltd. (Taiwan)*	40,000	32,134
Tan Chong Motor Holdings Bhd (Malaysia)	12,800	10,008
Toyota Motor Corp. (Japan)	110,100	7,367,593
UMW Holdings Bhd (Malaysia)	20,500	55,051
Volkswagen AG (Germany)	1,671	386,915
Yulon Motor Co. Ltd. (Taiwan)	56,000	64,968

		16,554,947

Banks — 2.9%
77 Bank Ltd. (The) (Japan)	31,000	188,991
Agricultural Bank of China Ltd. (China) (Class H Stock)*	1,334,000	716,644
Aichi Bank Ltd. (The) (Japan)	400	22,513
Ajman Bank PJSC (United Arab Emirates)*	85,082	43,342
Al Khalij Commercial Bank (Qatar)	6,261	38,477
Albaraka Turk (Turkey)	12,991	7,075
Alior Bank SA (Poland)*	2,325	55,157

COMMON STOCKS (continued)	Shares	Value (Note 2)
Banks (continued)
Alliance Financial Group Bhd (Malaysia)	18,700	$21,738
AMMB Holdings Bhd (Malaysia)	51,100	81,584
Aozora Bank Ltd. (Japan)	52,000	196,197
Associated Banc-Corp	6,970	141,282
Attijariwafa Bank (Morocco)	2,679	96,444
Australia & New Zealand Banking Group Ltd. (Australia)	65,836	1,633,865
Awa Bank Ltd. (The) (Japan)	13,000	82,781
Banca Carige SpA (Italy)*	8,953	16,769
Banca Popolare di Milano Scarl (Italy)	632,798	667,369
Banca Popolare di Sondrio Scarl (Italy)	30,393	148,201
Banco Bradesco SA (Brazil)	10,560	94,626
Banco Bradesco SA (Brazil), ADR	6,160	56,426
Banco de Bogota SA (Colombia)	1,681	38,715
Banco de Chile (Chile)	625,436	68,553
Banco de Credito e Inversiones (Chile)	2,117	93,068
Banco de Sabadell SA (Spain)	187,282	453,633
Banco Santander Brasil SA (Brazil), ADS	32,600	177,344
Banco Santander SA (Spain)	464,228	3,265,395
Bancolombia SA (Colombia)	5,832	59,681
Bancolombia SA (Colombia), ADR	3,438	147,834
BancorpSouth, Inc.	3,832	98,712
Bangkok Bank PCL (Thailand)	19,300	101,797
Bank Bukopin Tbk PT (Indonesia)	478,300	23,652
Bank Central Asia Tbk PT (Indonesia)	195,700	197,633
Bank Danamon Indonesia Tbk PT (Indonesia)	131,800	42,462
Bank Handlowy w Warszawie SA (Poland)	1,097	29,164
Bank Hapoalim BM (Israel)	78,285	421,326
Bank Mandiri Persero Tbk PT (Indonesia)	190,500	143,205
Bank Millennium SA (Poland)*	29,373	51,158
Bank Negara Indonesia Persero Tbk PT (Indonesia)	193,900	76,874
Bank of China Ltd. (China) (Class H Stock)	3,589,000	2,329,194
Bank of Chongqing Co. Ltd. (China) (Class H Stock)	176,500	168,495
Bank of Communications Co. Ltd. (China) (Class H Stock)	1,414,000	1,471,803
Bank of East Asia Ltd. (The) (Hong Kong)	66,436	290,245
Bank of Hawaii Corp.	2,046	136,427
Bank of Iwate Ltd. (The) (Japan)	1,900	85,516
Bank of Kyoto Ltd. (The) (Japan)	20,000	230,063
Bank of Montreal (Canada)	22,300	1,321,396
Bank of Nova Scotia (The) (Canada)	37,300	1,925,325
Bank of Okinawa Ltd. (The) (Japan)	1,200	51,208
Bank of the Ozarks, Inc.(a)	3,508	160,491
Bank of the Philippine Islands (Philippines)	43,820	91,804
Bank of the Ryukyus Ltd. (Japan)	25,700	383,082
Bank of Yokohama Ltd. (The) (Japan)	66,000	404,182
Bank Otkritie Financial Corp. PJSC (Russia)*	1,357	28,524
Bank Tabungan Negara Tbk PT (Indonesia)	329,700	29,345
Bank Zachodni WBK SA (Poland)*	1,090	98,866
Bankia SA (Spain)*	141,482	180,125
BankUnited, Inc.	4,628	166,284
Banque Cantonale Vaudoise (Switzerland)	148	91,724
Banque Centrale Populaire (Morocco)	3,750	86,786
Banregio Grupo Financiero SAB de CV (Mexico)	6,000	34,929
Barclays Africa Group Ltd. (South Africa)	9,716	146,063

SEE NOTES TO FINANCIAL STATEMENTS.

A148

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Banks (continued)
BB&T Corp.	21,492	$866,343
BBVA Banco Continental SA (Peru)	15,625	20,443
BDO Unibank, Inc. (Philippines)	49,820	119,663
Bendigo & Adelaide Bank Ltd. (Australia)	19,939	188,537
Berkshire Hills Bancorp, Inc.	1,142	32,524
Berner Kantonalbank AG (Switzerland)	939	186,794
BOC Hong Kong Holdings Ltd. (Hong Kong)	111,000	461,988
CaixaBank SA (Spain)	130,808	608,690
Canadian Imperial Bank of Commerce (Canada)	12,700	936,587
Capitec Bank Holdings Ltd. (South Africa)	1,415	56,405
Cardinal Financial Corp.	1,642	35,779
Chang Hwa Commercial Bank Ltd. (Taiwan)	252,960	145,083
Chiba Bank Ltd. (The) (Japan)	37,000	281,748
China Banking Corp. (Philippines)	9,190	9,233
China Construction Bank Corp. (China) (Class H Stock)	3,694,000	3,369,504
China Development Financial Holding Corp. (Taiwan)	660,000	250,083
Chugoku Bank Ltd. (The) (Japan)	7,500	118,214
CIMB Group Holdings Bhd (Malaysia)	110,700	160,389
CIT Group, Inc.	8,165	379,591
City National Corp.	2,014	182,045
Columbia Banking System, Inc.	1,231	40,057
Commerce Bancshares, Inc.	4,004	187,267
Commercial Bank of Qatar QSC (The) (Qatar)	5,096	76,834
Commonwealth Bank of Australia (Australia)	30,499	2,000,034
Community Bank System, Inc.	1,993	75,276
Corpbanca SA (Chile)	6,453,612	71,252
Credicorp Ltd. (Peru), (LMA)	234	32,526
Credicorp Ltd. (Peru), (NYSE)	1,259	174,900
Credito Valtellinese Scarl (Italy)*	91,732	121,715
CTBC Financial Holding Co. Ltd. (Taiwan)	639,000	503,321
Cullen/Frost Bankers, Inc.	3,477	273,223
Daishi Bank Ltd. (The) (Japan)	28,000	118,175
DBS Group Holdings Ltd. (Singapore)	65,770	1,009,152
DGB Financial Group, Inc. (South Korea)	8,406	88,033
Doha Bank QSC (Qatar)	4,627	67,392
Dubai Islamic Bank PJSC (United Arab Emirates)	156,419	289,516
E. Sun Financial Holding Co. Ltd. (Taiwan)	308,029	205,578
East West Bancorp, Inc.	4,502	201,780
East West Banking Corp. (Philippines)*	42,300	18,237
Espirito Santo Financial Group SA (Portugal)*	11,519	—
Far Eastern International Bank (Taiwan)	170,318	59,896
Fifth Third Bancorp	26,520	552,146
First Financial Holding Co. Ltd. (Taiwan)	401,169	245,742
First Niagara Financial Group, Inc.	17,216	162,519
First Republic Bank	2,905	183,102
FirstMerit Corp.	8,003	166,702
FNB Corp.	8,038	115,104
Fukuoka Financial Group, Inc. (Japan)	46,000	238,423
Fulton Financial Corp.	9,510	124,201
Glacier Bancorp, Inc.	2,858	84,082
Grupo Aval Acciones y Valores SA (Colombia)	20,308	9,900
Grupo Financiero Inbursa SAB de CV (Mexico) (Class O Stock)	55,700	126,337

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Banks (continued)
Grupo Security SA (Chile)	207,871	$63,408
Gunma Bank Ltd. (The) (Japan)	26,000	191,837
Hachijuni Bank Ltd. (The) (Japan)	26,000	196,041
Hancock Holding Co.	3,999	127,608
Hang Seng Bank Ltd. (Hong Kong)	17,400	339,839
Higo Bank Ltd. (The) (Japan)	21,000	136,643
Hilltop Holdings, Inc.*	5,608	135,097
Hiroshima Bank Ltd. (The) (Japan)	40,000	238,850
Hokkoku Bank Ltd. (The) (Japan)	18,000	65,979
Hokuhoku Financial Group, Inc. (Japan)	75,000	176,943
Hong Leong Bank Bhd (Malaysia)	16,100	57,123
HSBC Holdings PLC (United Kingdom)	603,868	5,407,250
Hua Nan Financial Holdings Co. Ltd. (Taiwan)	407,880	234,631
Huishang Bank Corp. Ltd. (China) (Class H Stock)	565,000	293,519
Hyakugo Bank Ltd. (The) (Japan)	21,000	104,055
Hyakujushi Bank Ltd. (The) (Japan)	25,000	89,349
Iberiabank Corp.	1,613	110,055
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	3,814,000	3,026,509
ING Bank Slaski SA (Poland)	1,145	38,674
Intercorp Financial Services, Inc. (Peru)	323	9,529
Itau Unibanco Holding SA (Brazil)	4,892	51,987
Itausa - Investimentos Itau SA (Brazil)	18,416	53,013
Iyo Bank Ltd. (The) (Japan)	14,000	171,877
Joyo Bank Ltd. (The) (Japan)	20,000	111,988
Juroku Bank Ltd. (The) (Japan)	24,000	98,142
Jyske Bank A/S (Denmark)*	5,801	291,307
Kagoshima Bank Ltd. (The) (Japan)	19,000	137,247
Keiyo Bank Ltd. (The) (Japan)	18,000	94,571
Kiatnakin Bank PCL (Thailand)	26,700	27,866
King’s Town Bank Co. Ltd. (Taiwan)	64,000	55,560
Kiyo Bank Ltd. (The) (Japan)	4,100	62,567
Komercni Banka A/S (Czech Republic)	598	132,563
Laurentian Bank of Canada (Canada)	4,600	177,297
LegacyTexas Financial Group, Inc.	1,826	55,145
LH Financial Group PCL (Thailand)	1,069,706	59,178
Luzerner Kantonalbank AG (Switzerland)	424	159,803
M&T Bank Corp.(a)	3,700	462,241
Malayan Banking Bhd (Malaysia)	101,200	245,046
MB Financial, Inc.(a)	2,850	98,154
Mega Financial Holding Co. Ltd. (Taiwan)	464,932	418,778
Metropolitan Bank & Trust Co (Philippines)	24,686	51,454
Mie Bank Ltd/The (Japan)	152,000	358,663
Mizrahi Tefahot Bank Ltd. (Israel)	14,494	179,627
Mizuho Financial Group, Inc. (Japan)	1,356,500	2,935,103
Musashino Bank Ltd. (The) (Japan)	3,000	118,371
Nanto Bank Ltd. (The) (Japan)	30,000	107,280
National Australia Bank Ltd. (Australia)	60,557	1,555,353
National Bank of Canada (Canada)	12,500	469,576
Nedbank Group Ltd. (South Africa)	5,285	104,948
Nishi-Nippon City Bank Ltd. (The) (Japan)	51,000	146,941
North Pacific Bank Ltd. (Japan)	125,300	559,407
Ogaki Kyoritsu Bank Ltd. (The) (Japan)	32,000	116,791
Oita Bank Ltd. (The) (Japan)	14,000	59,651
Old National Bancorp	7,707	111,443
OTP Bank PLC (Hungary)	12,867	254,304
Oversea-Chinese Banking Corp. Ltd. (Singapore)	97,605	737,109

SEE NOTES TO FINANCIAL STATEMENTS.

A149

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Banks (continued)
PacWest Bancorp	1,824	$85,290
People’s United Financial, Inc.(a)	8,854	143,523
Pinnacle Financial Partners, Inc.	979	53,228
PNC Financial Services Group, Inc. (The)	15,582	1,490,418
Powszechna Kasa Oszczednosci Bank Polski SA (Poland)	40,572	335,448
Prosperity Bancshares, Inc.(a)	2,622	151,394
Public Bank Bhd (Malaysia)	30,100	149,343
Qatar International Islamic Bank (Qatar)	1,587	34,500
Qatar Islamic Bank SAQ (Qatar)	2,546	75,007
Qatar National Bank SAQ (Qatar)	5,015	265,346
Resona Holdings, Inc. (Japan)	145,700	794,667
RHB Capital Bhd (Malaysia)	41,800	81,633
Rizal Commercial Banking Corp. (Philippines)	37,500	33,409
Royal Bank of Canada (Canada)	39,000	2,384,964
San-In Godo Bank Ltd. (The) (Japan)	17,000	163,899
Security Bank Corp. (Philippines)	13,830	49,528
Senshu Ikeda Holdings, Inc. (Japan)	18,000	81,607
Seven Bank Ltd. (Japan)	12,800	59,254
Shiga Bank Ltd. (The) (Japan)	17,000	91,568
Shizuoka Bank Ltd. (The) (Japan)	24,000	250,529
Signature Bank*	864	126,481
SinoPac Financial Holdings Co. Ltd. (Taiwan)	522,000	230,885
Sociedad Matriz Banco de Chile (Chile) (Class B Stock)	143,959	42,068
Spar Nord Bank A/S (Denmark)	35,961	397,937
Sparebank 1 Nord Norge (Norway)	80,443	423,738
SpareBank 1 SMN (Norway)	11,692	97,537
SpareBank 1 SR Bank ASA (Norway)	8,363	55,678
St Galler Kantonalbank AG (Switzerland)	277	102,066
Standard Bank Group Ltd. (South Africa)	32,258	424,496
Sterling Bancorp	5,814	85,466
Suruga Bank Ltd. (Japan)	5,100	109,248
Svenska Handelsbanken AB (Sweden) (Class A Stock)	43,671	637,520
Swedbank AB (Sweden) (Class A Stock)	27,415	639,165
Sydbank A/S (Denmark)	16,969	648,181
Ta Chong Bank Ltd. (Taiwan)*	194,000	67,581
Taichung Commercial Bank Co. Ltd. (Taiwan)	222,204	76,341
Taishin Financial Holding Co. Ltd. (Taiwan)	430,000	179,151
Taiwan Business Bank (Taiwan)*	466,460	143,750
Taiwan Cooperative Financial Holding Co. Ltd. (Taiwan)	629,405	329,352
TCF Financial Corp.	4,930	81,887
Thanachart Capital PCL (Thailand)	45,800	45,087
Tisco Financial Group PCL (Thailand)	25,300	34,457
TMB Bank PCL (Thailand)	884,900	61,307
Tochigi Bank Ltd. (The) (Japan)	9,000	51,254
Toho Bank Ltd. (The) (Japan)	20,000	89,314
Tokyo TY Financial Group, Inc. (Japan)	2,000	67,930
TOMONY Holdings, Inc. (Japan)	13,900	63,553
Toronto-Dominion Bank (The) (Canada)	55,000	2,335,629
Trustmark Corp.	5,797	144,809
TSB Banking Group PLC (United Kingdom)*	17,437	92,964
Turkiye Garanti Bankasi A/S (Turkey)	70,781	220,756
Turkiye Sinai Kalkinma Bankasi A/S (Turkey)	44,038	27,884

COMMON STOCKS (continued)	Shares	Value (Note 2)
Banks (continued)
U.S. Bancorp	37,506	$1,627,760
UMB Financial Corp.	1,581	90,149
Umpqua Holdings Corp.	9,189	165,310
Union Bank of Philippines, Inc. (Philippines)	13,464	17,916
Union Bank of Taiwan (Taiwan)*	191,922	65,000
United Bankshares, Inc.	2,594	104,357
United Overseas Bank Ltd. (Singapore)	50,500	864,003
Valiant Holding AG (Switzerland)	1,474	143,545
Valley National Bancorp	4,717	48,632
VTB Bank OJSC (Russia), GDR*	79,285	216,448
Wells Fargo & Co.	116,804	6,569,057
Westpac Banking Corp. (Australia)	61,737	1,527,501
Wintrust Financial Corp.	2,425	129,447
Yamaguchi Financial Group, Inc. (Japan)	18,000	224,141
Yamanashi Chuo Bank Ltd. (The) (Japan)	13,000	61,438

		84,379,650

Beverages — 0.5%
AMBEV SA (Brazil), ADR	34,200	208,620
Anadolu Efes Biracilik Ve Malt Sanayii A/S (Turkey)	5,841	52,681
Anheuser-Busch InBev NV (Belgium)	16,236	1,953,852
Arca Continental SAB de CV (Mexico)	11,300	64,173
Asahi Group Holdings Ltd. (Japan)	11,900	377,922
Britvic PLC (United Kingdom)	7,558	85,153
Brown-Forman Corp. (Class B Stock)	1,575	157,783
Carlsberg A/S (Denmark) (Class B Stock)	5,289	479,213
Carlsberg Brewery Malaysia Bhd (Malaysia)	1,500	4,963
Cia Cervecerias Unidas SA (Chile)	2,631	27,923
Cia Cervecerias Unidas SA (Chile), ADR(a)	315	6,672
Coca-Cola Amatil Ltd. (Australia)	11,539	81,396
Coca-Cola Co. (The)	56,688	2,223,870
Coca-Cola East Japan Co. Ltd. (Japan)	2,800	51,774
Coca-Cola Enterprises, Inc.	4,570	198,521
Coca-Cola Femsa SAB de CV (Mexico), ADR	640	50,848
Coca-Cola Femsa SAB de CV (Mexico) (Class L Stock)	7,300	58,010
Coca-Cola Icecek A/S (Turkey)	1,114	18,538
Coca-Cola West Co. Ltd. (Japan)	5,600	101,073
Constellation Brands, Inc. (Class A Stock)	2,743	318,243
Cott Corp. (Canada)	4,700	45,946
Davide Campari-Milano SpA (Italy)	6,769	51,530
Diageo PLC (United Kingdom)	32,499	941,158
Distell Group Ltd. (South Africa)	643	8,825
Dr. Pepper Snapple Group, Inc.	3,959	288,611
Fomento Economico Mexicano SAB de CV (Mexico), ADR	6,810	606,703
Fraser & Neave Holdings Bhd (Malaysia)	2,700	12,728
Heineken Holding NV (Netherlands)	1,951	136,745
Heineken NV (Netherlands)	3,307	251,423
Hey Song Corp. (Taiwan)	42,000	49,549
Hite Jinro Co. Ltd. (South Korea)	2,810	56,919
Ito En Ltd. (Japan)	3,400	71,319
Kirin Holdings Co. Ltd. (Japan)	26,200	360,883
LT Group, Inc. (Philippines)	87,100	26,889
Molson Coors Brewing Co. (Class B Stock)	4,530	316,239
Monster Beverage Corp.*	837	112,175
PepsiCo, Inc.	20,161	1,881,828
Pernod Ricard SA (France)	5,616	649,225

SEE NOTES TO FINANCIAL STATEMENTS.

A150

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Beverages (continued)
Remy Cointreau SA (France)	871	$62,926
SABMiller PLC (United Kingdom)	14,348	743,945
Sapporo Holdings Ltd. (Japan)	19,000	70,583
Suntory Beverage & Food Ltd. (Japan)	1,600	63,698
Takara Holdings, Inc. (Japan)	7,000	54,778
Thai Beverage PCL (Thailand)	211,500	120,134
Tibet 5100 Water Resources Holdings Ltd. (Hong Kong)	83,000	29,737
Treasury Wine Estates Ltd. (Australia)	22,125	84,967
Tsingtao Brewery Co. Ltd. (China) (Class H Stock)	8,000	48,503
Vina Concha y Toro SA (Chile)	14,951	26,056
Yantai Changyu Pioneer Wine Co. Ltd. (China) (Class B Stock)	11,400	46,929

		13,742,179

Biotechnology — 0.3%
Actelion Ltd. (Switzerland)*	1,500	219,677
Adocia (France)*	330	24,781
Amgen, Inc.	11,290	1,733,241
Bavarian Nordic A/S (Denmark)*	8,218	382,739
Celgene Corp.*	10,285	1,190,334
CSL Ltd. (Australia)	5,029	335,266
Gilead Sciences, Inc.	28,927	3,386,773
Grifols SA (Spain)	3,485	140,731
Innate Pharma SA (France)*	1,201	17,569
Myriad Genetics, Inc.*(a)	1,523	51,767
PharmaEngine, Inc. (Taiwan)	2,000	15,233
Sirtex Medical Ltd. (Australia)	6,135	137,267
United Therapeutics Corp.*(a)	983	170,993
Vertex Pharmaceuticals, Inc.*	1,371	169,291

		7,975,662

Building Products — 0.1%
Aica Kogyo Co. Ltd. (Japan)	2,000	46,458
Asahi Glass Co. Ltd. (Japan)	55,000	330,194
Assa Abloy AB (Sweden) (Class B Stock)	19,047	358,575
Bolina Holding Co. Ltd. (China)	94,000	32,863
Central Glass Co. Ltd. (Japan)	21,000	87,943
Dynasty Ceramic PCL (Thailand)	166,400	18,130
Geberit AG (Switzerland)	458	152,695
LG Hausys Ltd. (South Korea)	602	80,299
LIXIL Group Corp. (Japan)	10,300	204,307
National Central Cooling Co. (United Arab Emirates)	210,222	85,132
Nichiha Corp. (Japan)	2,900	44,534
Noritz Corp. (Japan)	3,500	66,007
Sankyo Tateyama, Inc. (Japan)	1,700	28,704
Sanwa Holdings Corp. (Japan)	10,000	84,126
Schweiter Technologies AG (Switzerland)	575	463,200
TOTO Ltd. (Japan)	8,000	144,191
Trakya Cam Sanayii A/S (Turkey)	19,110	19,965
Villeroy & Boch AG (Germany)	4,101	61,722
Xxentria Technology Materials Corp. (Taiwan)	4,251	12,648
Yuanda China Holdings Ltd. (China)	144,000	11,146
Zehnder Group AG (Switzerland)	6,894	257,341

		2,590,180

COMMON STOCKS (continued)	Shares	Value (Note 2)
Capital Markets — 0.3%
Administradora de Fondos de Pensiones Habitat SA (Chile)	26,287	$35,246
Alaris Royalty Corp. (Canada)	1,100	26,853
Ashmore Group PLC (United Kingdom)	24,712	112,312
Aurelius AG (Germany)	6,188	264,486
Azimut Holding SpA (Italy)	9,229	270,150
Banca Generali SpA (Italy)	1,231	43,340
Bank of New York Mellon Corp. (The)	30,753	1,290,703
BinckBank NV (Netherlands)	38,794	370,211
Brait SE (South Africa)*	9,027	91,519
Bure Equity AB (Sweden)	52,783	322,907
Capital Securities Corp. (Taiwan)	226,000	73,180
Central China Securities Co. Ltd. (China)	14,000	10,838
CETIP SA - Mercados Organizados (Brazil)	3,000	32,903
China Bills Finance Corp. (Taiwan)	93,000	35,415
China Cinda Asset Management Co. Ltd. (China) (Class H Stock)*	538,000	299,215
CI Financial Corp. (Canada)	6,600	177,550
Close Brothers Group PLC (United Kingdom)	27,459	658,844
Coronation Fund Managers Ltd. (South Africa)	2,773	18,772
Daishin Securities Co. Ltd. (South Korea)	6,000	62,519
DeA Capital SpA (Italy)	149,067	238,479
GIMV NV (Belgium)	2,750	131,233
Grupo BTG Pactual (Brazil), UTS	6,500	59,855
Guoco Group Ltd. (Hong Kong)	6,000	72,343
Hargreaves Lansdown PLC (United Kingdom)	2,920	52,904
IGM Financial, Inc. (Canada)	2,600	82,809
Interactive Brokers Group, Inc. (Class A Stock)	3,487	144,920
Jih Sun Financial Holdings Co. Ltd. (Taiwan)	115,883	31,721
Kyokuto Securities Co. Ltd. (Japan)	24,400	353,371
LPL Financial Holdings, Inc.(a)	1,473	68,480
Macquarie Korea Infrastructure Fund (South Korea)	22,699	163,815
Marusan Securities Co. Ltd. (Japan)(g)	35,100	377,357
Masterlink Securities Corp. (Taiwan)	110,308	35,922
Mediobanca SpA (Italy)	28,474	279,178
Northern Trust Corp.	3,416	261,187
OSK Holdings Bhd (Malaysia)	78,800	44,241
Partners Group Holding AG (Switzerland)	298	89,069
Peregrine Holdings Ltd. (South Africa)	12,633	32,013
President Securities Corp. (Taiwan)	63,000	31,949
SEI Investments Co.	2,700	132,381
SVG Capital PLC (United Kingdom)*	8,894	67,693
Tokai Tokyo Financial Holdings, Inc. (Japan)	54,000	392,511
Vontobel Holding AG (Switzerland)	8,395	388,979
Waterland Financial Holdings Co. Ltd. (Taiwan)	279,784	78,709

		7,808,082

Chemicals — 0.6%
Achem Technology Corp. (Taiwan)	53,000	29,630
ADEKA Corp. (Japan)	8,100	112,336
Aeci Ltd. (South Africa)	2,990	28,017
Air Liquide SA (France)	5,521	700,564
Air Products & Chemicals, Inc.	2,157	295,142
Air Water, Inc. (Japan)	5,000	91,412

SEE NOTES TO FINANCIAL STATEMENTS.

A151

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Chemicals (continued)
Airgas, Inc.	947	$100,174
Akzo Nobel NV (Netherlands)	5,029	367,163
American Vanguard Corp.	1,159	15,994
Asahi Kasei Corp. (Japan)	41,000	336,306
Asia Polymer Corp. (Taiwan)	15,000	8,799
BASF SE (Germany)	19,384	1,705,659
Batu Kawan Bhd (Malaysia)	15,200	73,446
Calgon Carbon Corp.	1,719	33,314
China BlueChemical Ltd. (China) (Class H Stock)	116,000	42,315
China Petrochemical Development Corp. (Taiwan)*	178,000	55,199
China Sanjiang Fine Chemicals Co. Ltd. (China)*	67,000	23,226
China Steel Chemical Corp. (Taiwan)	1,000	4,505
China Synthetic Rubber Corp. (Taiwan)	30,000	31,456
Chr. Hansen Holding A/S (Denmark)	2,325	113,372
Chugoku Marine Paints Ltd. (Japan)	8,000	59,407
Croda International PLC (United Kingdom)	2,780	120,204
DuluxGroup Ltd. (Australia)	18,009	79,366
E.I. du Pont de Nemours & Co.	11,312	723,402
Ecolab, Inc.	2,794	315,918
Eternal Materials Co. Ltd. (Taiwan)	33,990	35,941
Formosa Chemicals & Fibre Corp. (Taiwan)	103,890	249,894
Formosa Plastics Corp. (Taiwan)	130,600	307,520
Fufeng Group Ltd. (China)	69,000	51,196
Fujimi, Inc. (Japan)	4,000	60,171
Fujimori Kogyo Co. Ltd. (Japan)	1,600	48,345
Givaudan SA (Switzerland)*	132	228,532
Grand Pacific Petrochemical (Taiwan)	39,000	24,951
Gubre Fabrikalari TAS (Turkey)*	6,279	16,637
Hitachi Chemical Co. Ltd. (Japan)	2,100	37,823
Ho Tung Chemical Corp. (Taiwan)*	60,900	15,785
Huabao International Holdings Ltd. (Hong Kong)	103,000	61,923
International Flavors & Fragrances, Inc.	1,279	139,782
K+S AG (Germany)	5,610	236,562
Kaneka Corp. (Japan)	15,000	109,544
Kansai Paint Co. Ltd. (Japan)	6,000	92,959
Kolon Industries, Inc. (South Korea)	1,706	98,825
Koninklijke DSM NV (Netherlands)	5,617	326,125
Koninklijke Ten Cate NV (Netherlands)	2,282	47,063
Kuraray Co. Ltd. (Japan)	11,700	142,920
Kureha Corp. (Japan)	17,000	66,803
LCY Chemical Corp. (Taiwan)	56,000	35,467
Lenzing AG (Austria)	1,080	77,112
Linde AG (Germany)	4,307	816,236
Lintec Corp. (Japan)	2,100	48,017
Monsanto Co.	6,466	689,211
Nantex Industry Co. Ltd. (Taiwan)	12,480	11,209
Nihon Nohyaku Co. Ltd. (Japan)	3,000	29,085
Nippon Kayaku Co. Ltd. (Japan)	6,000	64,688
Nippon Paint Holdings Co. Ltd. (Japan)	3,100	87,360
Nippon Shokubai Co. Ltd. (Japan)	6,000	82,074
Nitto Denko Corp. (Japan)	3,000	246,367
NOF Corp. (Japan)	11,000	88,249
Novozymes A/S (Denmark) (Class B Stock)	3,286	156,120
Nufarm Ltd. (Australia)	8,936	49,779
Nuplex Industries Ltd. (New Zealand)	129,274	367,999
OCI NV (Netherlands)*	1,555	44,071

COMMON STOCKS (continued)	Shares	Value (Note 2)
Chemicals (continued)
Omnia Holdings Ltd. (South Africa)	1,680	$24,928
Petkim Petrokimya Holding A/S (Turkey)	17,470	26,405
Phosagro OAO (Russia), GDR, RegS	3,328	42,598
Potash Corp. of Saskatchewan, Inc. (Canada)	15,000	464,532
PPG Industries, Inc.	3,340	383,165
Praxair, Inc.	3,147	376,224
Rotam Global Agrosciences Ltd. (Hong Kong)	11,360	15,980
RPM International, Inc	1,580	77,373
Scotts Miracle-Gro Co. (The) (Class A Stock)	1,122	66,434
Sensient Technologies Corp.	2,659	181,716
Sesoda Corp. (Taiwan)	11,250	14,348
Sherwin-Williams Co. (The)	691	190,039
Shikoku Chemicals Corp. (Japan)	20,000	172,118
Shin-Etsu Chemical Co. Ltd. (Japan)	8,700	539,495
Showa Denko KK (Japan)	199,000	263,525
Sigma-Aldrich Corp.	1,742	242,748
Sinon Corp. (Taiwan)	25,000	12,526
Sinopec Shanghai Petrochemical Co. Ltd. (China) (Class H Stock)*	139,000	75,175
SK Chemicals Co. Ltd. (South Korea)	1,500	99,951
Solar Applied Materials Technology Co. (Taiwan)	34,000	25,425
Soulbrain Co. Ltd. (South Korea)	1,333	58,299
Stella Chemifa Corp. (Japan)	2,100	22,294
Sumitomo Bakelite Co. Ltd. (Japan)	20,000	90,603
Symrise AG (Germany)	1,994	123,838
Syngenta AG (Switzerland)	1,678	684,661
Taiwan Fertilizer Co. Ltd. (Taiwan)	27,000	44,643
Taiyo Nippon Sanso Corp. (Japan)	12,000	145,221
Tenma Corp. (Japan)	9,600	165,161
Tikkurila OYJ (Finland)	5,316	105,707
Toagosei Co. Ltd. (Japan)	9,000	74,998
Tokyo Ohka Kogyo Co. Ltd. (Japan)	2,900	82,268
Toray Industries, Inc. (Japan)	50,000	422,635
Toyo Ink SC Holdings Co. Ltd. (Japan)	18,000	72,117
Toyobo Co. Ltd. (Japan)	37,000	58,936
TSRC Corp. (Taiwan)	24,150	22,773
Ube Industries Ltd. (Japan)	218,000	411,229
UPC Technology Corp. (Taiwan)	59,000	19,894
Uralkali PJSC (Russia), GDR, RegS	6,766	87,890
USI Corp. (Taiwan)	35,000	14,735
Valspar Corp. (The)	1,091	89,266
Yara International ASA (Norway)	4,865	253,506
Yingde Gases Group Co. Ltd. (China)	39,500	27,155
Yip’s Chemical Holdings Ltd. (Hong Kong)	52,000	28,376

		17,159,581

Commercial Services & Supplies — 0.2%
ABM Industries, Inc.	2,545	83,654
Aeon Delight Co. Ltd. (Japan)	100	3,064
Babcock International Group PLC (United Kingdom)	9,026	152,922
Berendsen PLC (United Kingdom)	26,911	430,786
Bilfinger SE (Germany)	2,297	86,876
Blue Label Telecoms Ltd. (South Africa)	33,144	22,040
Brady Corp. (Class A Stock)	2,528	62,543
Brambles Ltd. (Australia)	20,165	164,501

SEE NOTES TO FINANCIAL STATEMENTS.

A152

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Commercial Services & Supplies (continued)
Cabcharge Australia Ltd. (Australia)	10,040	$28,335
China Everbright International Ltd. (China)	42,000	75,222
Cintas Corp.	1,925	162,836
Clean Harbors, Inc.*	1,697	91,197
Cleanaway Co. Ltd. (Taiwan)	1,000	5,918
Copart, Inc.*	2,663	94,483
Covanta Holding Corp.	3,339	70,753
Dai Nippon Printing Co. Ltd. (Japan)	19,000	196,058
Daiseki Co. Ltd. (Japan)	1,300	25,147
Derichebourg SA (France)*	82,933	266,400
Downer EDI Ltd. (Australia)	105,115	386,902
Duskin Co. Ltd. (Japan)	8,100	139,916
Essendant, Inc.	1,251	49,102
G4S PLC (United Kingdom)	34,101	143,787
Healthcare Services Group, Inc.	710	23,465
Intrum Justitia AB (Sweden)	2,748	83,218
Kaba Holding AG (Switzerland) (Class B Stock)	137	81,545
KAR Auction Services, Inc.	3,055	114,257
Kokuyo Co. Ltd. (Japan)	50,200	432,184
Lassila & Tikanoja OYJ (Finland)	4,596	78,957
Loomis AB (Sweden) (Class B Stock)	1,288	36,118
Matsuda Sangyo Co. Ltd. (Japan)	2,000	24,459
Mitie Group PLC (United Kingdom)	16,818	83,283
Moshi Moshi Hotline, Inc. (Japan)	2,700	30,211
Nippon Kanzai Co. Ltd. (Japan)	13,200	298,814
Nissha Printing Co. Ltd. (Japan)	1,600	27,086
Okamura Corp. (Japan)	18,700	162,864
Park24 Co. Ltd. (Japan)	2,600	44,511
Pilot Corp. (Japan)	1,000	39,067
Progressive Waste Solutions Ltd. (Canada)	3,200	85,829
Recall Holdings Ltd. (Australia)	4,459	23,799
Republic Services, Inc.	7,830	306,701
RPS Group PLC (United Kingdom)	10,713	37,916
S-1 Corp. (South Korea)	1,202	84,506
Sato Holdings Corp. (Japan)	2,700	76,250
Secom Co. Ltd. (Japan)	4,600	298,842
Securitas AB (Sweden) (Class B Stock)	11,038	145,778
Serco Group PLC (United Kingdom)*	18,693	34,664
Societe BIC SA (France)	996	158,786
Sohgo Security Services Co. Ltd. (Japan)	2,500	98,734
Stericycle, Inc.*	1,219	163,236
Taiwan Secom Co. Ltd. (Taiwan)	9,135	27,475
Taiwan Sogo Shin Kong Security Corp. (Taiwan)	15,150	19,665
Team, Inc.*	355	14,289
Toppan Forms Co. Ltd. (Japan)	6,400	88,111
Toppan Printing Co. Ltd. (Japan)	26,000	217,359
Transcontinental, Inc. (Canada) (Class A Stock)	3,800	46,823
Tyco International PLC	6,562	252,506
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA (Brazil)	1,300	20,555
Waste Connections, Inc.	3,536	166,616
Waste Management, Inc.	7,607	352,584
YC Co. Ltd. (Taiwan)	41,476	16,876

		7,040,381

COMMON STOCKS (continued)	Shares	Value (Note 2)
Communications Equipment — 0.3%
Accton Technology Corp. (Taiwan)	41,000	$19,523
ADTRAN, Inc.	2,532	41,145
Alpha Networks, Inc. (Taiwan)*	28,000	17,287
Arcadyan Technology Corp. (Taiwan)	3,000	2,833
Arista Networks, Inc.*(a)	559	45,693
China All Access Holdings Ltd. (Hong Kong)	62,000	26,395
Cisco Systems, Inc.	117,817	3,235,255
Comba Telecom Systems Holdings Ltd. (Hong Kong)	73,810	19,682
CommScope Holding Co., Inc.*	2,427	74,048
Comtech Telecommunications Corp	1,029	29,892
Denki Kogyo Co. Ltd. (Japan)	9,000	42,965
D-Link Corp. (Taiwan)	56,100	23,453
EchoStar Corp. (Class A Stock)*	1,426	69,418
Gemtek Technology Corp. (Taiwan)*	27,000	18,671
Harris Corp.	2,216	170,433
Hitachi Kokusai Electric, Inc. (Japan)	4,000	60,764
InterDigital, Inc.	866	49,267
Motorola Solutions, Inc.	3,875	222,193
Nokia OYJ (Finland)	58,474	398,616
Pace PLC (United Kingdom)	79,172	462,851
QUALCOMM, Inc.	33,985	2,128,481
Sercomm Corp. (Taiwan)	9,000	18,138
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	84,265	877,631
Trigiant Group Ltd. (China)	26,000	8,050
VTech Holdings Ltd. (Hong Kong)	4,000	53,050
ZTE Corp. (China) (Class H Stock)	24,000	60,940

		8,176,674

Construction & Engineering — 0.3%
Acs Actividades de Construccion y Servicios SA (Spain)	3,719	119,960
Adhi Karya Persero Tbk PT (Indonesia)	66,600	10,060
Arabtec Holding Co. PJSC (United Arab Emirates)*	146,577	103,819
Arcadis NV (Netherlands)	2,270	62,433
Aveng Ltd. (South Africa)*	17,225	8,175
Baoye Group Co. Ltd. (China) (Class H Stock)	34,000	26,054
BES Engineering Corp. (Taiwan)	129,000	34,499
Bouygues SA (France)	6,608	247,050
Burkhalter Holding AG (Switzerland)	445	51,880
Chien Kuo Construction Co. Ltd. (Taiwan)*	91,000	32,017
China Communications Construction Co. Ltd. (China) (Class H Stock)	132,000	197,098
China Machinery Engineering Corp. (China) (Class H Stock)	50,000	53,838
China Railway Construction Corp. Ltd. (China) (Class H Stock)	30,000	46,317
Chung Hsin Electric & Machinery Manufacturing Corp. (Taiwan)	18,375	10,603
Cie d’Entreprises CFE (Belgium)	3,027	376,243
COMSYS Holdings Corp. (Japan)	29,900	444,774
Concord New Energy Group Ltd. (Hong Kong)*	510,000	38,810
Consolidated Infrastructure Group Ltd. (South Africa)*	8,237	21,544
Continental Holdings Corp. (Taiwan)	111,300	36,073
CTCI Corp. (Taiwan)	19,000	30,721

SEE NOTES TO FINANCIAL STATEMENTS.

A153

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Construction & Engineering (continued)
DA CIN Construction Co. Ltd. (Taiwan)	2,000	$1,235
Ferrovial SA (Spain)	8,573	186,261
Galliford Try PLC (United Kingdom)	19,907	543,931
Grana y Montero SAA (Peru)	18,828	26,944
Hazama Ando Corp. (Japan)	9,200	49,809
IJM Corp. Bhd (Malaysia)	24,600	42,518
Interserve PLC (United Kingdom)	10,049	104,166
JGC Corp. (Japan)	7,000	132,140
Kajima Corp. (Japan)	25,000	117,419
Kandenko Co. Ltd. (Japan)	10,000	62,454
Keller Group PLC (United Kingdom)	23,626	379,745
Kinden Corp. (Japan)	38,000	502,489
Kumagai Gumi Co. Ltd. (Japan)	21,000	61,900
Kyowa Exeo Corp. (Japan)	6,900	80,293
Maeda Corp. (Japan)	6,000	41,583
Maeda Road Construction Co. Ltd. (Japan)	4,000	73,598
Metallurgical Corp. of China Ltd. (China) (Class H Stock)	148,000	64,282
Mirait Holdings Corp. (Japan)	37,000	431,175
Mota-Engil Africa NV (South Africa)	26	196
Murray & Roberts Holdings Ltd. (South Africa)	10,732	11,335
Nippo Corp. (Japan)	3,000	51,429
Nippon Densetsu Kogyo Co. Ltd. (Japan)	3,000	52,803
Nippon Road Co. Ltd. (The) (Japan)	7,000	34,930
Obayashi Corp. (Japan)	29,000	211,472
Penta-Ocean Construction Co. Ltd. (Japan)	14,500	59,860
PER Aarsleff A/S (Denmark)	1,180	404,528
Promotora y Operadora de Infraestructura SAB de CV (Mexico)*	4,200	44,946
Raito Kogyo Co. Ltd. (Japan)	3,800	30,791
Raubex Group Ltd. (South Africa)	6,508	10,832
Rich Development Co. Ltd. (Taiwan)	66,000	25,227
Salini Impregilo SpA (Italy)	12,346	56,409
Shimizu Corp. (Japan)	26,000	218,804
SHO-BOND Holdings Co. Ltd. (Japan)	700	29,217
Sinopec Engineering Group Co. Ltd. (China) (Class H Stock)	148,500	137,405
Skanska AB (Sweden) (Class B Stock)	8,560	173,460
Strabag SE (Austria)	2,500	55,798
Sumitomo Densetsu Co. Ltd. (Japan)	11,400	163,986
Taikisha Ltd. (Japan)	2,000	48,218
Taisei Corp. (Japan)	32,000	183,712
Tekfen Holding A/S (Turkey)	10,002	17,049
TOA ROAD Corp. (Japan)	10,000	38,795
Toda Corp. (Japan)	15,000	68,842
Totetsu Kogyo Co. Ltd. (Japan)	1,700	35,184
Toyo-Thai Corp. Pcl (Thailand)	5,500	4,926
United Engineers Ltd. (Singapore)	89,900	164,201
United Integrated Services Co. Ltd. (Taiwan)	13,000	14,054
Vinci SA (France)	13,385	776,836
Wijaya Karya Persero Tbk PT (Indonesia)	77,000	14,429
Wilson Bayly Holmes-Ovcon Ltd. (South Africa)	1,719	13,988
WSP Global, Inc. (Canada)	3,000	94,420
Yokogawa Bridge Holdings Corp. (Japan)	4,000	39,862

		8,141,854

Construction Materials — 0.1%
Asia Cement China Holdings Corp. (China)	37,500	18,517

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Construction Materials (continued)
Asia Cement Corp. (Taiwan)	70,000	$82,779
Cementos Argos SA (Colombia)	9,862	34,713
Cementos Pacasmayo SAA (Peru)	19,795	31,752
Chia Hsin Cement Corp. (Taiwan)	20,000	7,807
China Resources Cement Holdings Ltd. (Hong Kong)	112,000	62,426
CRH PLC (Ireland)	27,903	786,670
CSG Holding Co. Ltd. (China) (Class B Stock)	86,000	109,643
CSR Ltd. (Australia)	133,466	374,377
Eternit SA (Brazil)	6,800	6,190
Goldsun Development & Construction Co. Ltd. (Taiwan)*	120,000	38,640
Grupo Argos SA (Colombia)	8,672	56,521
Imerys SA (France)	913	70,039
Indocement Tunggal Prakarsa Tbk PT (Indonesia)	16,100	25,164
Italcementi SpA (Italy)	3,921	25,889
Lafarge Malaysia Bhd (Malaysia)	10,000	22,422
Magnesita Refratarios SA (Brazil)*	9,600	8,646
PPC Ltd. (South Africa)	8,080	11,722
Rhi AG (Austria)	921	22,912
Semen Indonesia Persero Tbk PT (Indonesia)	37,200	33,417
Siam Cement PCL (The) (Thailand)	3,500	53,570
Siam City Cement PCL (Thailand)	1,800	19,825
Sumitomo Osaka Cement Co. Ltd. (Japan)	17,000	62,877
Taiheiyo Cement Corp. (Japan)	32,000	93,580
Taiwan Cement Corp. (Taiwan)	102,000	128,776
TPI Polene PCL (Thailand)	413,900	37,744
Union Andina de Cementos SAA (Peru)	22,720	17,579
Universal Cement Corp. (Taiwan)	28,560	24,953
West China Cement Ltd. (China)	160,000	30,915

		2,300,065

Consumer Finance — 0.1%
AEON Financial Service Co. Ltd. (Japan)	3,200	88,783
American Express Co.	12,287	954,946
Capital One Financial Corp.	19,937	1,753,858
Cash America International, Inc.	2,241	58,692
Cembra Money Bank AG (Switzerland)*	2,338	142,647
Credit Saison Co. Ltd. (Japan)	7,300	156,298
Discover Financial Services	9,454	544,739
Encore Capital Group, Inc.*(a)	860	36,756
Enova International, Inc.*	1,788	33,400
First Cash Financial Services, Inc.*	1,206	54,982
Gentera SAB de CV (Mexico)	26,100	46,413
Green Dot Corp. (Class A Stock)*	907	17,342
Navient Corp.	12,245	222,981
Nelnet, Inc. (Class A Stock)	807	34,951
PRA Group, Inc.*(a)	1,390	86,611
Samsung Card Co. Ltd. (South Korea)	1,852	61,339
SLM Corp.*	21,207	209,313

		4,504,051

Containers & Packaging — 0.1%
Amcor Ltd. (Australia)	13,573	143,433
Anadolu Cam Sanayii A/S (Turkey)*	22,609	16,808
AptarGroup, Inc.	1,229	78,373
Ball Corp.	2,426	170,184

SEE NOTES TO FINANCIAL STATEMENTS.

A154

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Containers & Packaging (continued)
Bemis Co., Inc.	2,604	$117,206
BillerudKorsnas AB (Sweden)	27,335	429,468
CCL Industries, Inc. (Canada) (Class B Stock)	1,000	122,658
Cheng Loong Corp. (Taiwan)	94,000	37,320
CPMC Holdings Ltd. (China)	29,000	19,379
DS Smith PLC (United Kingdom)	57,875	350,962
Fuji Seal International, Inc. (Japan)	1,500	44,223
Great China Metal Industry (Taiwan)	14,000	13,930
Greatview Aseptic Packaging Co. Ltd. (China)	25,000	14,231
Huhtamaki OYJ (Finland)	3,030	93,641
Kian Joo Can Factory Bhd (Malaysia)*	16,800	14,026
Mayr Melnhof Karton AG (Austria)	769	86,889
MeadWestvaco Corp.	2,593	122,364
Mpact Ltd. (South Africa)	7,036	24,920
Nampak Ltd. (South Africa)	9,124	25,340
Orora Ltd. (Australia)	24,924	40,157
Packaging Corp. of America	1,411	88,173
Rengo Co. Ltd. (Japan)	15,000	62,163
Rexam PLC (United Kingdom)	19,567	169,704
Rock-Tenn Co. (Class A Stock)	3,230	194,446
Silgan Holdings, Inc.	1,608	84,838
Sonoco Products Co.	3,038	130,209
Taiwan Hon Chuan Enterprise Co. Ltd. (Taiwan)	17,000	33,364

		2,728,409

Distributors — 0.1%
Canon Marketing Japan, Inc. (Japan)	11,200	190,467
Dah Chong Hong Holdings Ltd. (China)	75,000	38,951
D’ieteren SA/NV (Belgium)	10,273	367,637
Genuine Parts Co.	2,791	249,878
Happinet Corp. (Japan)	17,400	182,576
Inchcape PLC (United Kingdom)	38,481	489,841
John Menzies PLC (United Kingdom)	47,308	364,017
LKQ Corp.*	6,817	206,180
Paltac Corp. (Japan)	3,900	69,020
Pool Corp.	996	69,899
Test-Rite International Co. Ltd. (Taiwan)	46,000	31,612
Xinhua Winshare Publishing and Media Co. Ltd. (China) (Class H Stock)	54,000	64,699

		2,324,777

Diversified Consumer Services
Abril Educacao SA (Brazil)	2,900	11,790
Advtech Ltd. (South Africa)	19,058	17,917
Apollo Education Group, Inc.*	2,128	27,409
Benesse Holdings, Inc. (Japan)	3,700	92,757
DeVry Education Group, Inc.	2,012	60,320
Estacio Participacoes SA (Brazil)	5,700	32,908
Graham Holdings Co. (Class B Stock)	113	121,481
Grand Canyon Education, Inc.*	1,557	66,017
H&R Block, Inc.	4,706	139,533
Houghton Mifflin Harcourt Co.*	4,247	107,024
Invocare Ltd. (Australia)	4,714	43,922
Kroton Educacional SA (Brazil)	18,016	68,840
Lung Yen Life Service Corp. (Taiwan)	8,000	20,731
Meiko Network Japan Co. Ltd. (Japan)	26,700	314,911
Navitas Ltd. (Australia)	9,258	30,548

COMMON STOCKS (continued)	Shares	Value (Note 2)
Diversified Consumer Services (continued)
New Oriental Education & Technology Group, Inc. (China), ADR*	4,700	$115,244
Regis Corp.*	2,702	42,584
Service Corp. International	5,205	153,183
TAL Education Group (China), ADR*	1,400	49,420

		1,516,539

Diversified Financial Services — 0.4%
African Bank Investments Ltd. (South Africa)*	34,595	—
ASX Ltd. (Australia)	2,020	62,124
Ayala Corp. (Philippines)	2,670	46,763
Banque Nationale de Belgique (Belgium)	29	99,482
Berkshire Hathaway, Inc. (Class B Stock)*	45,637	6,211,652
Bolsa de Valores de Colombia (Colombia)	2,203,689	14,803
Bolsa Mexicana de Valores SAB de CV (Mexico)	10,200	17,652
Bolsas y Mercados Espanoles SA (Spain)(g)	2,464	99,871
CBOE Holdings, Inc.	1,142	65,345
Century Tokyo Leasing Corp. (Japan)	4,200	135,653
CME Group, Inc.	8,208	763,836
Corp. Financiera Alba SA (Spain)	2,315	107,365
Corporacion Financiera Colombiana SA (Colombia)	4,309	60,007
Deutsche Boerse AG (Germany)	3,627	300,417
Far East Horizon Ltd. (China)	78,000	74,131
First Pacific Co. Ltd. (Hong Kong)	116,000	97,869
FirstRand Ltd. (South Africa)	35,408	155,130
Groupe Bruxelles Lambert SA (Belgium)	4,820	388,670
Grupo de Inversiones Suramericana SA (Colombia)	11,261	159,327
Gulf General Investment Co. (United Arab Emirates)*	291,198	67,634
Haci Omer Sabanci Holding A/S (Turkey)	48,697	183,446
Hankook Tire Worldwide Co. Ltd. (South Korea)	2,130	31,953
Intercontinental Exchange, Inc.	2,238	500,439
Inversiones La Construccion SA (Chile)	2,318	26,116
Investment AB Kinnevik (Sweden) (Class B Stock)	14,925	472,076
Investor AB (Sweden) (Class A Stock)	1,732	62,898
Investor AB (Sweden) (Class B Stock)	14,709	548,435
JSE Ltd. (South Africa)	3,259	34,420
KBC Ancora (Belgium)	4,616	186,477
L E Lundbergforetagen AB (Sweden) (Class B Stock)	2,389	106,082
MarketAxess Holdings, Inc.	783	72,639
McGraw Hill Financial, Inc.	1,138	114,312
Metro Pacific Investments Corp. (Philippines)	421,000	44,179
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	20,200	110,463
MSCI, Inc.	1,454	89,494
NASDAQ OMX Group, Inc. (The)	3,913	190,994
Onex Corp. (Canada)	1,600	88,532
PSG Group Ltd. (South Africa)	3,800	63,927
Remgro Ltd. (South Africa)	10,917	229,445
Singapore Exchange Ltd. (Singapore)	17,200	99,917
Sofina SA (Belgium)	1,774	197,973

SEE NOTES TO FINANCIAL STATEMENTS.

A155

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Diversified Financial Services (continued)
Warsaw Stock Exchange (Poland)	2,544	$32,061
Zenkoku Hosho Co. Ltd. (Japan)	200	7,119

		12,421,128

Diversified Telecommunication Services — 0.6%
Asia Pacific Telecom Co. Ltd. (Taiwan)	107,000	42,985
AT&T, Inc.	115,433	4,100,180
BCE, Inc. (Canada)	4,425	187,983
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	73,431	125,051
CenturyLink, Inc.	16,330	479,775
Ceska telekomunikacni infrastruktura A/S (Czech Republic)*	4,492	32,134
China Communications Services Corp. Ltd. (China) (Class H Stock)	210,000	106,051
China Telecom Corp. Ltd. (China) (Class H Stock)	750,000	439,275
China Unicom Hong Kong Ltd. (China)	236,000	368,959
Chorus Ltd. (New Zealand)*	18,899	37,140
Chunghwa Telecom Co. Ltd. (Taiwan)	125,000	398,915
Citic Telecom International Holdings Ltd. (China)	88,000	40,801
Colt Group SA (United Kingdom)*	32,772	97,321
Consolidated Communications Holdings, Inc.	1,789	37,587
Deutsche Telekom AG (Germany)	71,433	1,231,528
Elisa OYJ (Finland)	3,216	101,893
Empresa de Telecomunicaciones de Bogota (Colombia)*	37,376	7,446
Frontier Communications Corp.	14,698	72,755
HKT Trust & HKT Ltd. (Hong Kong)	88,000	103,535
Iliad SA (France)	552	122,372
Inmarsat PLC (United Kingdom)	5,719	82,213
Iridium Communications, Inc.*(a)	3,910	35,542
Jazztel PLC (Spain)*	5,515	79,653
Koninklijke KPN NV (Netherlands)	73,183	280,572
KT Corp. (South Korea)*	13,042	332,327
LG Uplus Corp. (South Korea)	10,585	93,507
M2 Group Ltd. (Australia)	5,854	48,272
Magyar Telekom Telecommunications PLC (Hungary)*	30,078	42,016
Manitoba Telecom Services, Inc. (Canada)	2,800	62,568
Maroc Telecom (Morocco)	6,233	69,112
Netia SA (Poland)	25,777	37,774
Nippon Telegraph & Telephone Corp. (Japan)	48,800	1,767,329
O2 Czech Republic A/S (Czech Republic)	4,492	17,903
Ooredoo QSC (Qatar)	4,905	116,543
Orange Polska SA (Poland)	30,760	66,620
Orange SA (France)	81,308	1,256,565
Portugal Telecom SGPS SA (Portugal)*	73,987	32,997
Premiere Global Services, Inc.*	1,423	14,643
Proximus SA (Belgium)	3,401	120,351
Singapore Telecommunications Ltd. (Singapore)	194,700	607,604
SK Broadband Co. Ltd. (South Korea)*	12,348	46,694
Spark New Zealand Ltd. (New Zealand)	28,497	53,938
Swisscom AG (Switzerland)	346	193,915
TDC A/S (Denmark)	35,448	259,846
Telecom Italia SpA (Italy)*(a)	399,634	507,861

COMMON STOCKS (continued)	Shares	Value (Note 2)
Diversified Telecommunication Services (continued)
Telecom Italia SpA-RSP (Italy)	262,821	$268,015
Telefonica Brasil SA (Brazil)	1,100	13,257
Telefonica Brasil SA (Brazil), ADR	6,600	91,938
Telefonica Deutschland Holding AG (Germany)	20,433	117,710
Telefonica SA (Spain)	76,607	1,091,299
Telekom Malaysia Bhd (Malaysia)	44,400	76,815
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	619,600	135,813
Telenor ASA (Norway)	14,816	324,839
TeliaSonera AB (Sweden)	75,457	444,724
Telkom SA SOC Ltd. (South Africa)	8,586	45,246
Telstra Corp. Ltd. (Australia)	58,592	277,290
TELUS Corp. (Canada)	4,100	141,204
Turk Telekomunikasyon A/S (Turkey)	13,515	35,551
Verizon Communications, Inc.	26,359	1,228,593
Xl Axiata Tbk PT (Indonesia)*	69,700	19,225

		18,671,570

Electric Utilities — 0.6%
Allete, Inc.	2,094	97,141
American Electric Power Co., Inc.	12,120	641,996
Celsia SA ESP (Colombia)	17,439	28,349
CEZ A/S (Czech Republic)	7,610	176,692
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	16,000	124,198
Chubu Electric Power Co., Inc. (Japan)	34,700	517,174
Chugoku Electric Power Co., Inc. (The) (Japan)	12,400	180,884
Cia Energetica de Minas Gerais (Brazil), ADR	4,600	17,526
Cleco Corp.	3,138	168,981
CLP Holdings Ltd. (Hong Kong)	53,500	454,699
Contact Energy Ltd. (New Zealand)	10,228	34,724
CPFL Energia SA (Brazil)	2,786	17,151
CPFL Energia SA (Brazil), ADR(a)	2,217	27,158
Duke Energy Corp.	20,691	1,461,198
E.CL SA (Chile)	31,436	42,653
Edison International	7,195	399,898
EDP - Energias de Portugal SA (Portugal)	90,738	345,712
EDP - Energias do Brasil SA (Brazil)	7,700	28,382
El Paso Electric Co.	2,026	70,221
Electricite de France SA (France)	11,345	253,773
Elia System Operator SA (Belgium)	1,865	75,579
Emera, Inc. (Canada)	5,700	179,534
Empire District Electric Co. (The)	2,348	51,186
Endesa SA (Spain)	2,539	48,626
Enea SA (Poland)	16,788	71,215
Enel SpA (Italy)	239,921	1,087,395
Energa SA (Poland)	9,618	58,198
Enersis SA (Chile), ADR	12,623	199,822
Entergy Corp.	5,194	366,177
Equatorial Energia SA (Brazil)	3,500	40,042
Eversource Energy	6,315	286,764
EVN AG (Austria)	5,896	64,527
Exelon Corp.	26,096	819,936
First Philippine Holdings Corp. (Philippines)	26,920	48,480
FirstEnergy Corp.	14,393	468,492
Fortis, Inc. (Canada)	8,700	244,352
Fortum OYJ (Finland)	11,255	199,945

SEE NOTES TO FINANCIAL STATEMENTS.

A156

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Electric Utilities (continued)
Glow Energy PCL (Thailand)	18,500	$46,694
Great Plains Energy, Inc.	7,441	179,775
Hawaiian Electric Industries, Inc.	4,594	136,580
Hokkaido Electric Power Co., Inc. (Japan)*	13,400	152,013
Hokuriku Electric Power Co. (Japan)	8,300	123,634
Iberdrola SA (Spain)	220,618	1,489,516
IDACORP, Inc.(a)	2,371	133,108
Infratil Ltd. (New Zealand)	21,537	46,046
Isagen SA ESP (Colombia)	29,361	30,880
ITC Holdings Corp.	4,151	133,579
Kansai Electric Power Co., Inc. (The) (Japan)*	35,900	397,432
Korea Electric Power Corp. (South Korea)	21,650	884,946
Kyushu Electric Power Co., Inc. (Japan)*	26,900	311,876
Light SA (Brazil)	3,000	16,365
Luz del Sur Saa (Peru)	4,672	16,310
Manila Electric Co. (Philippines)	5,260	33,970
NextEra Energy, Inc.	7,511	736,303
OGE Energy Corp.	5,008	143,079
Okinawa Electric Power Co., Inc. (The) (Japan)	3,450	86,319
Pepco Holdings, Inc.	6,252	168,429
PGE SA (Poland)	38,136	187,021
Pinnacle West Capital Corp.	3,087	175,619
PNM Resources, Inc.	2,649	65,165
Portland General Electric Co.	1,246	41,317
Power Assets Holdings Ltd. (Hong Kong)	31,000	282,639
PPL Corp.	16,865	497,012
Red Electrica Corp. SA (Spain)	1,904	152,891
Shikoku Electric Power Co., Inc. (Japan)	9,100	136,226
Southern Co. (The)	16,477	690,386
SSE PLC (United Kingdom)	19,568	472,259
Tauron Polska Energia SA (Poland)	106,653	124,185
Tenaga Nasional Bhd (Malaysia)	99,300	332,644
Terna Rete Elettrica Nazionale SpA (Italy)	17,956	79,397
Tohoku Electric Power Co., Inc. (Japan)	16,200	219,340
Transmissora Alianca de Energia Eletrica SA (Brazil), UTS	2,700	17,889
TrustPower Ltd. (New Zealand)	18,672	96,416
UIL Holdings Corp.	2,751	126,051
Unitil Corp.	1,234	40,747
Verbund AG (Austria)	2,174	31,637
WEC Energy Group, Inc.	5,040	226,634
Westar Energy, Inc.	2,848	97,459
Xcel Energy, Inc.	10,849	349,121
Zespol Elektrowni Patnow Adamow Konin SA (Poland)	3,327	18,847

		19,126,536

Electrical Equipment — 0.2%
Areva SA (France)*(a)	3,339	28,146
Babcock & Wilcox Co. (The)	2,715	89,052
China Electric Manufacturing Corp. (Taiwan)*	15,000	4,423
Emerson Electric Co.	10,966	607,845
Endo Lighting Corp. (Japan)	2,700	29,673
FSP Technology, Inc. (Taiwan)*	20,000	12,061
Furukawa Electric Co. Ltd. (Japan)	207,000	368,691
Futaba Corp. (Japan)	4,600	83,360
Gamesa Corp. Tecnologica SA (Spain)*	29,080	459,398

COMMON STOCKS (continued)	Shares	Value (Note 2)
Electrical Equipment (continued)
Generac Holdings, Inc.*	1,066	$42,373
Guodian Technology & Environment Group Corp. Ltd. (China) (Class H Stock)	98,000	14,752
Hangzhou Steam Turbine Co. (China) (Class B Stock)	29,500	60,370
Harbin Electric Co. Ltd. (China) (Class H Stock)	48,000	37,602
Hong TAI Electric Industrial (Taiwan)	65,000	20,746
HUA ENG Wire & Cable (Taiwan)*	47,000	13,636
I-Sheng Electric Wire & Cable Co. Ltd. (Taiwan)*	15,000	20,297
Jiangnan Group Ltd. (China)	68,000	19,538
Legrand SA (France)	4,779	268,972
Longwell Co. (Taiwan)	11,000	8,674
Mabuchi Motor Co. Ltd. (Japan)	1,800	113,854
Nidec Corp. (Japan)	4,000	299,351
Nitto Kogyo Corp. (Japan)	19,400	436,607
Nordex SE (Germany)*	16,268	389,764
OSRAM Licht AG (Germany)	3,317	158,688
Phihong Technology Co. Ltd. (Taiwan)	17,000	6,143
PKC Group OYJ (Finland)	2,207	48,791
Prysmian SpA (Italy)	5,224	112,924
Saft Groupe SA (France)	9,056	353,717
Sensata Technologies Holding NV*	2,450	129,213
SGL Carbon SE (Germany)*	1,755	28,325
Shanghai Electric Group Co. Ltd. (China) (Class H Stock)	62,000	50,538
Shihlin Electric & Engineering Corp. (Taiwan)	44,000	54,760
Tech Pro Technology Development Ltd. (Hong Kong)*	66,400	67,158
TKH Group NV (Netherlands)	1,624	68,221
Toyo Tanso Co. Ltd. (Japan)	13,300	221,546
Ushio, Inc. (Japan)	6,200	80,703
Well Shin Technology Co. Ltd. (Taiwan)	6,000	8,531

		4,818,443

Electronic Equipment, Instruments & Components — 0.4%
AAC Technologies Holdings, Inc. (China)	14,000	78,950
ACES Electronic Co. Ltd. (Taiwan)	7,000	5,320
Amano Corp. (Japan)	4,800	62,729
Anritsu Corp. (Japan)	6,000	40,447
Anxin-China Holdings Ltd. (Hong Kong)	196,000	9,735
APCB, Inc. (Taiwan)	27,000	14,879
Asia Optical Co., Inc. (Taiwan)*	22,000	24,422
AV Tech Corp. (Taiwan)	8,000	7,996
Azbil Corp. (Japan)	3,300	85,326
Canon Electronics, Inc. (Japan)	2,800	54,730
CDW Corp.	2,995	102,669
Cheng Uei Precision Industry Co. Ltd. (Taiwan)	20,000	34,532
Chimei Materials Technology Corp. (Taiwan)	7,000	6,102
Chin-Poon Industrial Co. Ltd. (Taiwan)	14,000	21,327
Chroma ATE, Inc. (Taiwan)	10,000	22,101
Citizen Holdings Co. Ltd. (Japan)	17,300	120,698
Coretronic Corp. (Taiwan)	32,000	39,015
Daiwabo Holdings Co. Ltd. (Japan)	204,000	405,090
DataTec Ltd. (South Africa)	4,739	25,125
Delta Electronics Thailand PCL (Thailand)	18,400	49,302
Delta Electronics, Inc. (Taiwan)	33,000	168,824

SEE NOTES TO FINANCIAL STATEMENTS.

A157

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Electronic Equipment, Instruments & Components (continued)
Digital China Holdings Ltd. (Hong Kong)	53,000	$71,303
Dolby Laboratories, Inc. (Class A Stock)	936	37,140
Elite Material Co. Ltd. (Taiwan)	18,000	35,049
FIH Mobile Ltd. (China)	848,000	513,074
FLEXium Interconnect, Inc. (Taiwan)	7,699	31,177
FLIR Systems, Inc.	2,529	77,944
Fullerton Technology Co. Ltd. (Taiwan)*	29,000	25,189
Hamamatsu Photonics KK (Japan)	4,600	135,641
Hana Microelectronics PCL (Thailand)	51,100	61,274
Hannstar Board Corp. (Taiwan)*	48,000	16,331
Hirose Electric Co. Ltd. (Japan)	735	105,310
Hitachi Ltd. (Japan)	205,000	1,350,448
Holy Stone Enterprise Co. Ltd. (Taiwan)	18,000	24,680
Hon Hai Precision Industry Co. Ltd. (Taiwan)	574,920	1,806,619
Horiba Ltd. (Japan)	2,300	93,427
Hosiden Corp. (Japan)	7,600	46,519
Ingenico Group (France)	1,378	162,121
ITEQ Corp. (Taiwan)	19,000	12,893
Ju Teng International Holdings Ltd. (Hong Kong)	72,000	34,646
Kapsch TrafficCom AG (Austria)*	1,020	25,237
Keyence Corp. (Japan)	800	431,182
Keysight Technologies, Inc.*	2,795	87,176
Kingboard Chemical Holdings Ltd. (Hong Kong)	67,000	115,726
Kingboard Laminates Holdings Ltd. (Hong Kong)	101,500	48,220
Kinko Optical Co. Ltd. (Taiwan)	11,000	5,914
Knowles Corp.*(a)	2,910	52,671
Kyocera Corp. (Japan)	16,500	857,876
Lumax International Corp. Ltd. (Taiwan)	7,000	12,451
Macnica Fuji Electronics Holdings, Inc. (Japan)*	3,400	42,005
Maruwa Co. Ltd. (Japan)	14,700	310,714
Murata Manufacturing Co. Ltd. (Japan)	5,200	907,480
Mycronic AB (Sweden)	33,868	246,171
Nam Tai Property, Inc. (China)	2,185	10,532
Nan Ya Printed Circuit Board Corp. (Taiwan)*	16,000	21,078
Nippon Signal Company Ltd. (Japan)	6,600	72,423
OSI Systems, Inc.*	506	35,820
Promate Electronic Co. Ltd. (Taiwan)	23,000	27,083
RealD, Inc.*(a)	1,586	19,555
Ryosan Co. Ltd. (Japan)	5,700	149,796
Ryoyo Electro Corp. (Japan)	200	2,577
Samsung SDI Co. Ltd. (South Korea)	1,749	173,466
Sanshin Electronics Co. Ltd. (Japan)	6,100	62,423
Shimadzu Corp. (Japan)	12,000	162,866
Silitech Technology Corp. (Taiwan)*(g)	16,389	12,780
Simplo Technology Co. Ltd. (Taiwan)	9,000	41,628
Sinbon Electronics Co. Ltd. (Taiwan)	6,000	11,177
Sunny Optical Technology Group Co. Ltd. (China)	17,000	37,004
SVI PCL (Thailand)	143,900	19,808
Synnex Technology International Corp. (Taiwan)	55,000	81,540
Taiwan Chinsan Electronic Industrial Co. Ltd. (Taiwan)	9,000	12,938
Taiwan PCB Techvest Co. Ltd. (Taiwan)	22,000	30,849

COMMON STOCKS (continued)	Shares	Value (Note 2)
Electronic Equipment, Instruments & Components (continued)
Taiwan Union Technology Corp. (Taiwan)	14,000	$11,566
TDK Corp. (Japan)	3,500	268,004
Test Research, Inc. (Taiwan)	14,000	30,775
Toyo Corp. (Japan)	2,800	23,564
Tripod Technology Corp. (Taiwan)	17,000	30,309
TXC Corp. (Taiwan)	15,000	19,354
Venture Corp. Ltd. (Singapore)	28,000	160,493
Wah Lee Industrial Corp. (Taiwan)	18,000	30,884
Wasion Group Holdings Ltd. (Hong Kong)	22,000	33,908
Weikeng Industrial Co. Ltd. (Taiwan)	38,000	28,203
Wintek Corp. (Taiwan)*	71,000	—
WPG Holdings Ltd. (Taiwan)	47,000	58,870
WT Microelectronics Co. Ltd. (Taiwan)	24,662	37,158
WUS Printed Circuit Co. Ltd. (Taiwan)	12,000	11,207
Yageo Corp. (Taiwan)	38,521	60,406
Young Fast Optoelectronics Co. Ltd. (Taiwan)*	32,000	13,878
Zebra Technologies Corp. (Class A Stock)*	1,193	132,483
Zenitron Corp. (Taiwan)*	55,000	33,773
Zhen Ding Technology Holding Ltd. (Taiwan)	13,000	45,545

		11,178,650

Energy Equipment & Services — 0.1%
Anton Oilfield Services Group (China)*	44,000	8,439
Bumi Armada Bhd (Malaysia)	78,900	23,809
BW Offshore Ltd. (Norway)	33,054	21,309
China Oilfield Services Ltd. (China) (Class H Stock)	46,000	73,153
Diamond Offshore Drilling, Inc.(a)	2,811	72,552
Era Group, Inc.*	951	19,476
Eurasia Drilling Co. Ltd. (Russia), GDR	1,466	24,168
Fugro NV (Netherlands), CVA*	3,548	78,121
Hilong Holding Ltd. (China)	41,000	11,870
Honghua Group Ltd. (China)*	136,000	14,715
Mullen Group Ltd. (Canada)	2,900	47,389
Ocean Rig UDW, Inc. (Cyprus)	2,802	14,374
Saipem SpA (Italy)*	15,396	162,691
Schoeller-Bleckmann Oilfield Equipment AG (Austria)	656	39,789
SEACOR Holdings, Inc.*(a)	1,164	82,574
Seadrill Ltd. (Norway)	22,695	235,700
Shawcor Ltd. (Canada)	1,800	52,732
SPT Energy Group, Inc. (China)*	46,000	8,345
Technip SA (France)	5,164	320,035
Tecnicas Reunidas SA (Spain)	1,654	85,217
Tenaris SA (Luxembourg)	11,693	157,719
Tidewater, Inc.(a)	3,165	71,940
Wah Seong Corp. Bhd (Malaysia)	36,947	13,505

		1,639,622

Food & Staples Retailing — 0.7%
Aeon Co. Ltd. (Japan)	37,000	525,033
Ain Pharmaciez, Inc. (Japan)	1,800	83,477
Alimentation Couche-Tard, Inc. (Canada) (Class B Stock)	9,400	402,115
Almacenes Exito SA (Colombia)	7,743	67,170
Andersons, Inc. (The)	1,198	46,722
Arcs Co. Ltd. (Japan)	1,900	41,379
Axfood AB (Sweden)	5,968	95,273
BIM Birlesik Magazalar A/S (Turkey)	1,956	35,032

SEE NOTES TO FINANCIAL STATEMENTS.

A158

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Food & Staples Retailing (continued)
Bizim Toptan Satis Magazalari A/S (Turkey)	1,517	$7,270
Booker Group PLC (United Kingdom)*	181,048	478,705
Brasil Pharma SA (Brazil)*	5,600	1,459
Carrefour SA (France)(g)	13,094	420,757
Casey’s General Stores, Inc.(a)	1,167	111,729
Casino Guichard Perrachon SA (France)	3,721	282,434
Cawachi Ltd. (Japan)	2,200	33,094
Cencosud SA (Chile)	64,360	154,861
China Resources Enterprise Ltd. (China)	66,336	213,661
Clicks Group Ltd. (South Africa)	2,583	19,103
Cocokara Fine, Inc. (Japan)	1,500	51,600
Colruyt SA (Belgium)	1,784	80,027
Controladora Comercial Mexicana SAB de CV (Mexico)	14,500	45,435
Cosco Capital, Inc. (Philippines)	29,900	5,169
Cosmos Pharmaceutical Corp. (Japan)	200	27,138
Costco Wholesale Corp.	6,037	815,357
CP ALL PCL (Thailand)	79,100	108,314
CVS Health Corp.	23,496	2,464,260
Delhaize Group (Belgium)	4,946	402,295
Distribuidora Internacional de Alimentacion SA (Spain)	4,456	34,149
E-Mart Co. Ltd. (South Korea)	839	173,678
Emperia Holding SA (Poland)	1,315	23,432
Empire Co. Ltd. (Canada) (Class A Stock)	2,300	161,994
FamilyMart Co. Ltd. (Japan)	1,800	82,773
Fresh Market, Inc. (The)*(a)	651	20,923
George Weston Ltd. (Canada)	1,800	141,392
Greggs PLC (United Kingdom)	14,503	269,405
Grupo Comercial Chedraui SA de CV (Mexico)	13,200	37,515
Heiwado Co. Ltd. (Japan)	4,300	106,805
ICA Gruppen AB (Sweden)	3,783	134,210
J Sainsbury PLC (United Kingdom)	70,241	292,392
Jeronimo Martins SGPS SA (Portugal)	6,185	79,749
Kato Sangyo Co. Ltd. (Japan)	1,600	37,440
Kesko OYJ (Finland) (Class B Stock)	2,653	92,384
Koninklijke Ahold NV (Netherlands)	31,731	595,676
Kroger Co. (The)	8,585	622,498
Kusuri No Aoki Co. Ltd. (Japan)	2,000	88,525
Lawson, Inc. (Japan)	1,700	116,333
Loblaw Cos. Ltd. (Canada)	6,695	338,127
Magnit PJSC (Russia), GDR, RegS	4,330	241,008
Majestic Wine PLC (United Kingdom)	57,487	351,677
Matahari Putra Prima Tbk PT (Indonesia)	48,300	10,674
Matsumotokiyoshi Holdings Co. Ltd. (Japan)	1,900	87,654
Metcash Ltd. (Australia)(a)	39,502	33,611
Metro, Inc. (Canada)	9,000	241,537
Ministop Co. Ltd. (Japan)	5,400	93,544
Mitsubishi Shokuhin Co. Ltd. (Japan)	1,400	31,334
Organizacion Soriana SAB de CV (Mexico) (Class B Stock)	13,000	29,040
President Chain Store Corp. (Taiwan)	9,000	63,274
Puregold Price Club, Inc. (Philippines)	33,600	27,557
Raia Drogasil SA (Brazil)	3,400	43,841
San-A Co. Ltd. (Japan) (Class A Stock)	3,000	132,770
Seven & I Holdings Co. Ltd. (Japan)	20,000	858,513
Shoprite Holdings Ltd. (South Africa)	5,012	71,441
Siam Makro PCL (Thailand)	20,500	24,278
Sligro Food Group NV (Netherlands)	2,702	97,404

COMMON STOCKS (continued)	Shares	Value (Note 2)
Food & Staples Retailing (continued)
SPAR Group Ltd. (The) (South Africa)	2,871	$44,756
Sugi Holdings Co. Ltd. (Japan)	1,200	61,223
Sun Art Retail Group Ltd. (China)	77,500	69,786
Sundrug Co. Ltd. (Japan)	1,300	77,409
Sysco Corp.	10,614	383,165
Taiwan TEA Corp. (Taiwan)	59,000	30,020
Tesco PLC (United Kingdom)	328,261	1,093,687
Tsuruha Holdings, Inc. (Japan)	800	62,228
United Natural Foods, Inc.*(a)	1,160	73,869
UNY Group Holdings Co. Ltd. (Japan)	17,400	111,283
Valor Co. Ltd. (Japan)	3,900	97,625
Walgreens Boots Alliance, Inc.	14,257	1,203,861
Wal-Mart de Mexico SAB de CV (Mexico)	88,500	216,161
Wal-Mart Stores, Inc.	34,070	2,416,585
Wesfarmers Ltd. (Australia)	28,395	853,928
Whole Foods Market, Inc.	4,974	196,175
WM Morrison Supermarkets PLC (United Kingdom)	128,153	363,795
Woolworths Ltd. (Australia)	16,287	338,432
Wumart Stores, Inc. (China) (Class H Stock)	26,000	18,448
X5 Retail Group NV (Russia), GDR, RegS*	4,410	75,632

		20,695,494

Food Products — 0.8%
AAK AB (Sweden)	821	48,627
AGV Products Corp. (Taiwan)*	68,000	16,110
Ajinomoto Co., Inc. (Japan)	16,000	346,004
Alicorp SA (Peru)*	21,747	41,039
Archer-Daniels-Midland Co.	20,050	966,811
Aryzta AG (Switzerland)*	3,410	167,783
Asian Citrus Holdings Ltd. (Hong Kong)*	132,853	29,479
Associated British Foods PLC (United Kingdom)	4,790	215,847
Astra Agro Lestari Tbk PT (Indonesia)	7,500	12,883
Astral Foods Ltd. (South Africa)	2,012	26,626
Austevoll Seafood ASA (Norway)	12,237	63,942
AVI Ltd. (South Africa)	6,144	41,148
B&G Foods, Inc.	889	25,363
Barry Callebaut AG (Switzerland)*	66	75,180
Biostime International Holdings Ltd. (China)	4,000	11,697
Boulder Brands, Inc.*(a)	2,111	14,650
BRF SA (Brazil)	6,400	135,201
Bumitama Agri Ltd. (Indonesia)	22,000	16,171
Bunge Ltd.	5,835	512,313
Calbee, Inc. (Japan)	1,500	63,192
Campbell Soup Co.	2,851	135,850
Changshouhua Food Co. Ltd. (China)	19,000	12,979
Charoen Pokphand Enterprise (Taiwan)	16,800	14,157
Charoen Pokphand Foods PCL (Thailand)	133,000	94,506
China Agri-Industries Holdings Ltd. (China)*	179,000	101,874
China Foods Ltd. (China)*	56,000	34,255
China Mengniu Dairy Co. Ltd. (China)	28,000	139,611
China Minzhong Food Corp. Ltd. (China)	67,000	45,269
China Modern Dairy Holdings Ltd. (China)	148,000	53,202
Chocoladefabriken Lindt & Sprungli AG (Switzerland)	16	84,630
Chocoladefabriken Lindt & Sprungli AG (Switzerland)	2	125,181
CJ CheilJedang Corp. (South Korea)	307	121,275
Clover Industries Ltd. (South Africa)	13,456	19,438

SEE NOTES TO FINANCIAL STATEMENTS.

A159

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Food Products (continued)
ConAgra Foods, Inc.	11,207	$489,970
Corbion NV (Netherlands)	3,204	63,520
CP Pokphand Co. Ltd. (Hong Kong)	460,000	71,101
Cranswick PLC (United Kingdom)	5,407	135,591
Daesang Corp. (South Korea)	1,300	41,377
Dairy Crest Group PLC (United Kingdom)	8,950	74,968
Danone SA (France)	14,313	927,118
Darling Ingredients, Inc.*	5,225	76,599
Dean Foods Co.	2,812	45,470
Devro PLC (United Kingdom)	9,795	46,636
Dydo Drinco, Inc. (Japan)	1,100	47,798
Ebro Foods SA (Spain)	8,098	156,893
Flowers Foods, Inc.	3,951	83,564
Fresh Del Monte Produce, Inc.	3,150	121,779
Fuji Oil Co. Ltd. (Japan)	3,900	68,344
General Mills, Inc.	10,663	594,142
GFPT PCL (Thailand)	41,100	14,602
Global Bio-Chem Technology Group Co. Ltd. (Hong Kong)*	300,000	14,332
GrainCorp Ltd. (Australia) (Class A Stock)	8,048	52,989
Great Wall Enterprise Co. Ltd. (Taiwan)	55,900	39,409
Greencore Group PLC (Ireland)	25,018	123,431
Gruma SAB de CV (Mexico) (Class B Stock)	4,200	54,178
Grupo Bimbo SAB de CV (Mexico) (Class A Stock)*	28,600	73,895
Grupo Nutresa SA (Colombia)	8,962	78,639
Hain Celestial Group, Inc. (The)*	1,493	98,329
Hershey Co. (The)	1,735	154,120
HKScan OYJ (Finland) (Class A Stock)	19,233	114,286
Hokuto Corp. (Japan)	2,800	57,363
Hormel Foods Corp.	3,226	181,850
House Foods Group, Inc. (Japan)	6,200	117,828
Illovo Sugar Ltd. (South Africa)	11,118	13,479
Indofood CBP Sukses Makmur Tbk PT (Indonesia)	24,100	22,495
Indofood Sukses Makmur Tbk PT (Indonesia)	88,600	43,598
Industrias Bachoco SAB de CV (Mexico) (Class B Stock)	4,700	21,082
Ingredion, Inc.	1,829	145,972
J.M. Smucker Co. (The)	2,489	269,832
Japfa Comfeed Indonesia Tbk PT (Indonesia)*	215,800	8,636
JBS SA (Brazil)	13,900	73,186
J-Oil Mills, Inc. (Japan)	84,000	287,887
Kagome Co. Ltd. (Japan)	9,000	145,050
Keck Seng Malaysia Bhd (Malaysia)	25,400	35,423
Kellogg Co.	4,270	267,729
Kerry Group PLC (Ireland) (Class A Stock)	4,221	313,118
Kewpie Corp. (Japan)	3,500	74,106
KEY Coffee, Inc. (Japan)	8,800	147,375
Khon Kaen Sugar Industry PCL (Thailand)	181,920	24,130
Kikkoman Corp. (Japan)	6,000	187,342
Kraft Foods Group, Inc.	8,278	704,789
Kuala Lumpur Kepong Bhd (Malaysia)	10,900	61,732
Kulim Malaysia Bhd (Malaysia)	45,100	29,883
La Doria SpA (Italy)	16,460	220,206
Labixiaoxin Snacks Group Ltd. (China)*	23,000	3,501
Leroy Seafood Group ASA (Norway)	2,155	70,197

COMMON STOCKS (continued)	Shares	Value (Note 2)
Food Products (continued)
Lien Hwa Industrial Corp. (Taiwan)	49,000	$34,395
Lotte Confectionery Co. Ltd. (South Korea)	47	81,800
Lotte Food Co. Ltd. (South Korea)	82	66,603
M Dias Branco SA (Brazil)	600	15,803
Malindo Feedmill Tbk PT (Indonesia)	54,400	7,595
Marfrig Global Foods SA (Brazil)*	10,100	18,452
Marine Harvest ASA (Norway)	10,722	122,795
McCormick & Co., Inc.	2,694	218,079
Megmilk Snow Brand Co. Ltd. (Japan)	5,600	71,775
MEIJI Holdings Co. Ltd. (Japan)	1,700	219,351
Minerva SA (Brazil)*	3,400	12,478
Mondelez International, Inc. (Class A Stock)	39,150	1,610,631
Nestle SA (Switzerland)	68,328	4,929,908
NH Foods Ltd. (Japan)	7,000	159,633
Nichirei Corp. (Japan)	12,000	82,815
Nisshin Oillio Group Ltd. (The) (Japan)	87,000	356,751
Nisshin Seifun Group, Inc. (Japan)	10,320	137,166
Nissin Foods Holdings Co. Ltd. (Japan)	1,900	83,245
NongShim Co. Ltd. (South Korea)	246	63,973
Oceana Group Ltd. (South Africa)	1,188	9,472
O’Key Group SA (Luxembourg), GDR, RegS	2,724	6,442
Orion Corp. (South Korea)	50	46,887
Orkla ASA (Norway)	28,041	220,013
Parmalat SpA (Italy)	22,262	58,126
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT (Indonesia)	130,200	15,154
Pinnacle Foods, Inc.	2,473	112,620
Pioneer Foods Ltd. (South Africa)	3,223	49,010
Post Holdings, Inc.*(a)	1,564	84,347
PPB Group Bhd (Malaysia)	42,900	171,717
Quantum Foods Holdings Ltd. (South Africa)*	3,804	1,079
Rock Field Co. Ltd. (Japan)	2,600	61,889
Salmar ASA (Norway)	3,844	56,379
Sanderson Farms, Inc.(a)	698	52,462
Sao Martinho SA (Brazil)	1,600	19,447
Saputo, Inc. (Canada)	5,200	125,774
Shenguan Holdings Group Ltd. (China)	58,000	14,881
SLC Agricola SA (Brazil)	2,000	11,064
Snyder’s-Lance, Inc.	1,498	48,340
Standard Foods Corp. (Taiwan)	8,720	26,075
Suedzucker AG (Germany)	6,981	116,275
Taisun Enterprise Co. Ltd. (Taiwan)*	18,000	7,001
Tate & Lyle PLC (United Kingdom)	11,829	96,555
Thai Union Frozen Products PCL (Thailand)	152,000	98,107
Thai Vegetable Oil PCL (Thailand)	37,000	24,648
Tiga Pilar Sejahtera Food Tbk (Indonesia)	89,600	12,549
Tiger Brands Ltd. (South Africa)	3,023	70,521
Tingyi Cayman Islands Holding Corp. (China)	38,000	77,529
Tongaat Hulett Ltd. (South Africa)	4,245	45,610
Toyo Suisan Kaisha Ltd. (Japan)	2,700	98,380
TreeHouse Foods, Inc.*(a)	1,126	91,240
TSH Resources Bhd (Malaysia)	32,400	19,130
Tyson Foods, Inc. (Class A Stock)	9,664	411,976
Ulker Biskuvi Sanayi A/S (Turkey)	2,253	15,720
Unilever NV (United Kingdom), CVA	39,312	1,643,604
Uni-President China Holdings Ltd. (China)	49,000	45,197
Uni-President Enterprises Corp. (Taiwan)	123,758	219,462

SEE NOTES TO FINANCIAL STATEMENTS.

A160

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Food Products (continued)
United Plantations Bhd (Malaysia)	1,600	$11,323
Vanguarda Agro SA (Brazil)*	28,100	8,134
Vilmorin & Cie SA (France)	656	55,121
Viscofan SA (Spain)	8,071	488,250
Want Want China Holdings Ltd. (China)	115,000	121,421
Warabeya Nichiyo Co. Ltd. (Japan)	3,900	93,990
Wessanen (Netherlands)	10,534	92,694
WH Group Ltd. (Hong Kong)*	167,500	114,002
Yakult Honsha Co. Ltd. (Japan)	2,300	136,228
Yamazaki Baking Co. Ltd. (Japan)	9,000	149,859

		25,052,114

Gas Utilities — 0.1%
AGL Resources, Inc.	3,084	143,591
APA Group (Australia)	14,831	94,200
Atmos Energy Corp.	2,198	112,713
Aygaz A/S (Turkey)	5,133	19,238
China Gas Holdings Ltd. (Hong Kong)	52,000	83,202
China Oil & Gas Group Ltd. (Hong Kong)*	198,000	18,625
China Resources Gas Group Ltd. (China)	22,000	65,147
E1 Corp. (South Korea)	1,146	73,581
Empresa de Energia de Bogota SA (Colombia)	26,465	16,152
Enagas SA (Spain)	4,045	110,115
ENN Energy Holdings Ltd. (China)	16,000	96,213
Gas Natural SDG SA (Spain)	11,242	255,276
Gasco SA (Chile)	1,947	15,228
Hong Kong & China Gas Co. Ltd. (Hong Kong)	121,638	254,875
Korea District Heating Corp. (South Korea)	772	53,830
Korea Gas Corp. (South Korea)	3,968	153,658
Laclede Group, Inc. (The)	1,106	57,578
National Fuel Gas Co.	2,083	122,668
New Jersey Resources Corp.	2,290	63,089
Northwest Natural Gas Co.	1,611	67,952
ONE Gas, Inc.	1,249	53,157
Osaka Gas Co. Ltd. (Japan)	78,000	307,850
Perusahaan Gas Negara Persero Tbk PT (Indonesia)	133,300	43,057
Petronas Gas Bhd (Malaysia)	7,000	39,443
Piedmont Natural Gas Co., Inc.	1,710	60,380
Questar Corp.	3,370	70,467
Rubis SCA (France)(g)	1,817	124,559
Samchully Co. Ltd. (South Korea)	728	84,448
Snam SpA (Italy)	44,371	211,163
Southwest Gas Corp.(a)	1,408	74,920
Toho Gas Co. Ltd. (Japan)	15,000	88,802
Tokyo Gas Co. Ltd. (Japan)	74,000	392,842
Towngas China Co. Ltd. (Hong Kong)	64,000	58,468
UGI Corp.	2,196	75,652

		3,562,139

Health Care Equipment & Supplies — 0.3%
Abbott Laboratories	21,649	1,062,533
Ansell Ltd. (Australia)	14,017	260,031
Apex Biotechnology Corp. (Taiwan)	4,000	5,922
Baxter International, Inc.	8,488	593,566
Becton, Dickinson and Co.	2,737	387,696
Biosensors International Group Ltd. (Singapore)*	94,000	56,881

COMMON STOCKS (continued)	Shares	Value (Note 2)
Health Care Equipment &Supplies (continued)
Boston Scientific Corp.*	22,926	$405,790
C.R. Bard, Inc.	1,167	199,207
Cochlear Ltd. (Australia)	556	34,360
Coloplast A/S (Denmark) (Class B Stock)	1,535	100,670
Cooper Cos., Inc. (The)	639	113,723
Cyberonics, Inc.*	319	18,968
DENTSPLY International, Inc.	2,773	142,948
DiaSorin SpA (Italy)	479	21,868
Edwards Lifesciences Corp.*	1,089	155,106
Elekta AB (Sweden) (Class B Stock)	7,565	47,453
Essilor International SA (France)	2,916	349,339
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	8,637	40,123
Getinge AB (Sweden) (Class B Stock)	4,118	99,145
Ginko International Co. Ltd. (Taiwan)	2,000	25,138
GN Store Nord A/S (Denmark)	5,478	113,045
Golden Meditech Holdings Ltd. (Hong Kong).	108,686	20,174
Greatbatch, Inc.*	1,192	64,273
Guerbet (France)	4,718	200,717
Haemonetics Corp.*	1,817	75,151
Halyard Health, Inc.*	983	39,811
Hartalega Holdings Bhd (Malaysia)	11,300	25,472
Hogy Medical Co. Ltd. (Japan)	900	46,168
Hologic, Inc.*	4,072	154,980
Hoya Corp. (Japan)	9,300	372,463
IDEXX Laboratories, Inc.*	1,112	71,324
Integra Lifesciences Holdings Corp.*	718	48,372
Intuitive Surgical, Inc.*	336	162,792
Kossan Rubber Industries (Malaysia)	15,200	26,186
Masimo Corp.*	1,599	61,945
Medtronic PLC	12,436	921,508
Mindray Medical International Ltd. (China), ADR	4,800	136,800
Nihon Kohden Corp. (Japan)	2,800	69,273
Nipro Corp. (Japan)	7,200	73,691
Olympus Corp. (Japan)	4,100	141,553
PW Medtech Group Ltd. (China)*	46,000	17,378
ResMed, Inc.	2,140	120,632
Shandong Weigao Group Medical Polymer Co. Ltd. (China) (Class H Stock)	52,000	38,801
Sirona Dental Systems, Inc.*(a)	706	70,897
Smith & Nephew PLC (United Kingdom)	14,073	238,076
Sonova Holding AG (Switzerland)	626	84,651
Sorin SpA (Italy)*	25,415	71,118
St Shine Optical Co. Ltd. (Taiwan)	1,000	15,896
St. Jude Medical, Inc.	3,984	291,111
STRATEC Biomedical AG (Germany)	976	53,757
Stryker Corp.	4,100	391,837
Supermax Corp. Bhd (Malaysia)	34,400	18,873
Symmetry Surgical, Inc.*	623	5,433
Sysmex Corp. (Japan)	1,400	83,381
Teleflex, Inc.(a)	639	86,553
Terumo Corp. (Japan)	7,200	172,658
Thoratec Corp.*	1,242	55,356
Top Glove Corp. Bhd (Malaysia)	15,200	26,790
Varian Medical Systems, Inc.*	1,656	139,650
West Pharmaceutical Services, Inc.	2,408	139,857
William Demant Holding A/S (Denmark)*	1,071	81,703

SEE NOTES TO FINANCIAL STATEMENTS.

A161

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Health Care Equipment & Supplies (continued)
Zimmer Biomet Holdings, Inc.(g)	3,637	$397,270

		9,547,843

Health Care Providers & Services — 0.5%
Acadia Healthcare Co., Inc.*(a)	764	59,844
Aetna, Inc.	7,693	980,550
Air Methods Corp.*(a)	700	28,938
Alfresa Holdings Corp. (Japan)	8,500	132,270
AmerisourceBergen Corp.	2,724	289,670
Anthem, Inc.	7,111	1,167,200
Australian Pharmaceutical Industries Ltd. (Australia)	145,540	168,164
Bangkok Chain Hospital PCL (Thailand)	57,500	12,002
Bangkok Dusit Medical Services PCL (Thailand)	67,000	39,079
Banmedica SA (Chile)	10,104	18,966
Bioscrip, Inc.*(a)	1,783	6,472
BML, Inc. (Japan)	7,900	247,054
Bumrungrad Hospital PCL (Thailand)	1,000	5,537
Bupa Chile SA (Chile)	20,232	16,647
Cardinal Health, Inc.	4,941	413,315
Catamaran Corp.*	4,200	256,674
Centene Corp.*	1,730	139,092
CHC Healthcare Group (Taiwan)	12,000	20,427
Chemed Corp.	435	57,029
CIGNA Corp.	5,505	891,810
Community Health Systems, Inc.*	3,139	197,663
DaVita HealthCare Partners, Inc.*	2,329	185,086
Diagnosticos da America SA (Brazil)	2,500	8,153
Express Scripts Holding Co.*	14,465	1,286,517
Fleury SA (Brazil)	2,500	14,610
Fresenius Medical Care AG & Co. KGaA (Germany)	5,310	439,596
Fresenius SE & Co. KGaA (Germany)	9,916	636,672
Hanger, Inc.*	1,120	26,253
Health Net, Inc.*	1,547	99,194
Healthways, Inc.*	623	7,464
Henry Schein, Inc.*	1,019	144,820
Humana, Inc.	3,136	599,854
IHH Healthcare Bhd (Malaysia)	36,600	54,868
Jintian Pharmaceutical Group Ltd. (China)	43,000	22,997
KPJ Healthcare Bhd (Malaysia)	10,250	11,464
Laboratory Corp. of America Holdings*	1,763	213,711
Life Healthcare Group Holdings Ltd. (South Africa)	7,927	24,432
LifePoint Hospitals, Inc.*	1,192	103,644
Magellan Health, Inc.*	1,182	82,823
McKesson Corp.	3,309	743,896
MD Medical Group Investments PLC (Russia), GDR	1,148	6,578
Mediclinic International Ltd. (South Africa)	3,776	31,742
Medipal Holdings Corp. (Japan)	9,900	161,247
MEDNAX, Inc.*	2,392	177,271
Miraca Holdings, Inc. (Japan)	1,800	89,936
Molina Healthcare, Inc.*(a)	620	43,586
Netcare Ltd. (South Africa)	5,303	16,684
Nichii Gakkan Co. (Japan)	3,800	30,527
Odontoprev SA (Brazil)	4,000	13,933
Omnicare, Inc.(a)	1,854	174,740
Oriola-KD OYJ (Finland)*	45,915	211,646

COMMON STOCKS (continued)	Shares	Value (Note 2)
Health Care Providers & Services (continued)
Orpea (France)	1,483	$103,853
Owens & Minor, Inc.(a)	2,124	72,216
Patterson Cos., Inc.	1,647	80,127
Primary Health Care Ltd. (Australia)	31,194	121,075
Profarma Distribuidora de Produtos Farmaceuticos SA (Brazil)*	1,300	3,504
Qualicorp SA (Brazil)	2,800	17,642
Quest Diagnostics, Inc.	2,926	212,194
Ramsay Health Care Ltd. (Australia)	1,561	73,941
Rhoen-Klinikum AG (Germany)	3,823	102,505
Ryman Healthcare Ltd. (New Zealand)	28,518	153,057
Select Medical Holdings Corp.	3,739	60,572
Shanghai Pharmaceuticals Holding Co. Ltd. (China) (Class H Stock)	33,900	94,330
Ship Healthcare Holdings, Inc. (Japan)	800	16,532
Sienna Sr. Living, Inc. (Canada)	5,800	71,745
Sinopharm Group Co. Ltd. (China) (Class H Stock)	28,400	126,115
Sonic Healthcare Ltd. (Australia)	11,891	195,806
Suzuken Co. Ltd. (Japan)	3,850	123,173
Synergy Health PLC (United Kingdom)	2,823	76,248
Team Health Holdings, Inc.*	765	49,977
Toho Holdings Co. Ltd. (Japan)	3,100	71,360
United Drug PLC (Ireland)	52,255	401,823
UnitedHealth Group, Inc.	15,975	1,948,950
Universal Health Services, Inc. (Class B Stock)	1,395	198,230
VCA, Inc.*	1,580	85,960
WellCare Health Plans, Inc.*	898	76,177

		15,349,459

Health Care Technology
Allscripts Healthcare Solutions, Inc.*	3,375	46,170
Cerner Corp.*	2,521	174,100
HMS Holdings Corp.*(a)	1,300	22,321
Quality Systems, Inc.	803	13,306

		255,897

Hotels, Restaurants & Leisure — 0.4%
500.com Ltd. (China), ADR*	2,700	66,987
Accordia Golf Co. Ltd. (Japan)	5,100	48,142
Ajisen China Holdings Ltd. (Hong Kong)	32,000	17,114
Ambassador Hotel (The) (Taiwan)	24,000	21,068
Aristocrat Leisure Ltd. (Australia)	8,326	49,098
Autogrill SpA (Italy)*	4,597	38,510
Berjaya Sports Toto Bhd (Malaysia)	13,404	11,649
BJ’s Restaurants, Inc.*	851	41,231
Bloomin’ Brands, Inc.	2,635	56,257
Bob Evans Farms, Inc.	1,195	61,005
Brinker International, Inc.	594	34,244
Carnival Corp.	20,603	1,017,582
Carnival PLC	12,998	663,543
Carnival PLC, ADR	6,094	312,500
Central Plaza Hotel PCL (Thailand)	12,400	13,676
Cheesecake Factory, Inc. (The)	1,352	73,731
China Lodging Group Ltd. (China), ADS*	1,300	31,746
China Travel International Investment Hong Kong Ltd. (China)	244,000	107,112
Chipotle Mexican Grill, Inc.*	242	146,408
City Lodge Hotels Ltd. (South Africa)	950	10,853

SEE NOTES TO FINANCIAL STATEMENTS.

A162

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Hotels, Restaurants & Leisure (continued)
Compass Group PLC (United Kingdom)	24,712	$408,713
Cracker Barrel Old Country Store, Inc.	760	113,362
Darden Restaurants, Inc.	2,848	202,436
Doutor Nichires Holdings Co. Ltd. (Japan)	3,700	64,848
Dunkin’ Brands Group, Inc.	1,900	104,500
Echo Entertainment Group Ltd. (Australia)	18,143	60,904
Famous Brands Ltd. (South Africa)	1,229	11,617
Greene King PLC (United Kingdom)(a)	13,826	183,513
HIS Co. Ltd. (Japan)	1,300	44,274
International Game Technology PLC (United Kingdom)*	3,509	62,320
International Meal Co. Alimentacao SA (Brazil)*	4,300	13,277
J D Wetherspoon PLC (United Kingdom)	30,886	382,411
Jack in the Box, Inc.	1,179	103,941
Jinmao Investments and Jinmao China Investments Holdings Ltd. (China)	12,500	8,240
Jollibee Foods Corp. (Philippines)	5,940	25,985
Kangwon Land, Inc. (South Korea)	3,070	101,729
Kappa Create Holdings Co. Ltd. (Japan)*	8,200	77,347
Kuoni Reisen Holding AG (Switzerland)*	275	71,621
Kura Corp. (Japan)	700	22,229
Ladbrokes PLC (United Kingdom)	25,434	51,864
Leofoo Development Co. (Taiwan)*	17,000	6,498
Major Cineplex Group PCL (Thailand)	21,300	21,284
Marriott Vacations Worldwide Corp.	1,456	133,588
Matsuya Foods Co. Ltd. (Japan)	6,300	121,088
McDonald’s Corp.	15,480	1,471,684
Melia Hotels International SA (Spain)	5,197	68,600
Minor International PCL (Thailand)	36,850	32,731
Ohsho Food Service Corp. (Japan)	7,100	244,763
Orbis SA (Poland)	833	11,853
Oriental Land Co. Ltd. (Japan)	4,000	255,157
OUE Ltd. (Singapore)	32,000	47,281
Panera Bread Co. (Class A Stock)*	436	76,200
Papa John’s International, Inc.	1,254	94,815
Plenus Co. Ltd. (Japan)	3,000	54,001
Rank Group PLC (United Kingdom)(g)	1,620	5,608
Resorttrust, Inc. (Japan)	3,000	72,933
Restaurant Group PLC (The) (United Kingdom)	13,135	143,645
REXLot Holdings Ltd. (Hong Kong)(g)	675,000	38,168
Saizeriya Co. Ltd. (Japan)	4,600	102,052
Shanghai Jin Jiang International Hotels Group Co. Ltd. (China) (Class H Stock)	48,000	21,090
Shanghai Jinjiang International Travel Co. Ltd. (China)	21,500	94,278
Shangri-La Asia Ltd. (Hong Kong)	84,000	117,117
Six Flags Entertainment Corp.	1,698	76,155
Sodexo SA (France)	2,390	227,523
Starbucks Corp.	14,968	802,509
Sun International Ltd. (South Africa)	2,918	26,503
Tatts Group Ltd. (Australia)	41,052	117,707
Texas Roadhouse, Inc.	2,551	95,484
Tokyo Dome Corp. (Japan)	9,000	37,392
Tsogo Sun Holdings Ltd. (South Africa)	6,430	12,908
WATAMI Co. Ltd. (Japan)*	2,900	23,893
Whitbread PLC (United Kingdom)	2,685	208,594
William Hill PLC (United Kingdom)	20,787	131,673
Wowprime Corp. (Taiwan)	3,030	26,992

COMMON STOCKS (continued)	Shares	Value (Note 2)
Hotels, Restaurants & Leisure (continued)
Yum! Brands, Inc.	3,967	$357,347
Zensho Holdings Co. Ltd. (Japan)*	10,000	95,215

		10,411,916

Household Durables — 0.3%
Ability Enterprise Co. Ltd. (Taiwan)*	50,000	26,920
AmTRAN Technology Co. Ltd. (Taiwan)*	61,000	34,598
Arcelik A/S (Turkey)	7,948	43,109
Bellway PLC (United Kingdom)	18,093	673,941
Berkeley Group Holdings PLC (United Kingdom)	15,544	816,815
Bovis Homes Group PLC (United Kingdom)	37,440	654,828
Casio Computer Co. Ltd. (Japan)	6,800	134,128
Coway Co. Ltd. (South Korea)	1,231	100,786
Cyrela Brazil Realty SA Empreendimentos e Participacoes (Brazil)	12,300	39,324
De’longhi SpA (Italy)	2,892	66,307
Direcional Engenharia SA (Brazil)	4,600	7,531
Dorel Industries, Inc. (Canada) (Class B Stock)	1,700	45,474
Duni AB (Sweden)	5,608	75,982
Electrolux AB (Sweden) (Class B Stock)	4,679	146,608
EZ TEC Empreendimentos e Participacoes SA (Brazil)	1,819	8,524
Forbo Holding AG (Switzerland)*	68	80,885
Funai Electric Co. Ltd. (Japan)	5,600	62,283
Garmin Ltd.	3,006	132,054
GUD Holdings Ltd. (Australia)	10,585	72,291
Haier Electronics Group Co. Ltd. (Hong Kong)	28,000	75,390
Helbor Empreendimentos SA (Brazil)	7,300	4,766
Helen of Troy Ltd.*	1,358	132,391
Hisense Kelon Electrical Holdings Co. Ltd. (China)*	23,000	20,290
Husqvarna AB (Sweden) (Class B Stock)	10,815	81,466
Kinpo Electronics (Taiwan)*	72,000	26,715
Leggett & Platt, Inc.	3,255	158,453
Megawide Construction Corp. (Philippines)*	36,512	4,826
Metall Zug AG (Switzerland) (Class B Stock)	39	106,331
Misawa Homes Co. Ltd. (Japan)	2,400	20,879
Newell Rubbermaid, Inc.	5,608	230,545
Nikon Corp. (Japan)	18,200	210,332
Nobia AB (Sweden)	36,767	385,721
NVR, Inc.*	74	99,160
PanaHome Corp. (Japan)	7,000	49,822
Panasonic Corp. (Japan)	53,000	725,899
Rinnai Corp. (Japan)	1,100	86,620
Sampo Corp. (Taiwan)	72,000	31,258
Sangetsu Co. Ltd. (Japan)	8,500	129,425
SEB SA (France)	1,209	112,941
Sekisui Chemical Co. Ltd. (Japan)	16,000	196,417
Sekisui House Ltd. (Japan)	34,300	544,717
Skyworth Digital Holdings Ltd. (Hong Kong)	90,116	80,226
Steinhoff International Holdings Ltd. (South Africa)	61,962	392,140
Sumitomo Forestry Co. Ltd. (Japan)	9,900	122,088
Taiwan Sanyo Electric Co. Ltd. (Taiwan)	15,000	13,302
Tamron Co. Ltd. (Japan)	1,200	25,325
Tatung Co. Ltd. (Taiwan)*	234,000	52,325

SEE NOTES TO FINANCIAL STATEMENTS.

A163

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Household Durables (continued)
TCL Multimedia Technology Holdings Ltd. (China)	42,000	$28,365
Token Corp. (Japan)	540	34,089
TomTom NV (Netherlands)*	22,858	259,487
Tupperware Brands Corp.(a)	744	48,018
Welling Holding Ltd. (China)	74,000	16,123

		7,728,240

Household Products — 0.2%
Church & Dwight Co., Inc.	2,486	201,689
Clorox Co. (The)	485	50,450
Colgate-Palmolive Co.	2,715	177,588
Earth Chemical Co. Ltd. (Japan)	1,500	56,884
Energizer Holdings, Inc.*	1,539	202,455
Henkel AG & Co. KGaA (Germany)	2,269	216,363
HRG Group, Inc.*	2,412	31,356
Kimberly-Clark Corp.	1,936	205,158
Kimberly-Clark de Mexico SAB de CV (Mexico) (Class A Stock)	16,600	35,898
LG Household & Health Care Ltd. (South Korea)	131	90,808
NVC Lighting Holding Ltd. (China)	119,000	—
Pigeon Corp. (Japan)	2,100	66,135
Procter & Gamble Co. (The)	52,517	4,108,930
PZ Cussons PLC (United Kingdom)	13,379	76,065
Reckitt Benckiser Group PLC (United Kingdom)	9,174	791,109
Spectrum Brands Holdings, Inc.	569	58,032
Svenska Cellulosa AB (Sweden) (Class B Stock)	20,595	523,694
Unicharm Corp. (Japan)	6,100	144,903
Unilever Indonesia Tbk PT (Indonesia)	6,100	18,034
Vinda International Holdings Ltd. (Hong Kong)	28,000	58,612

		7,114,163

Independent Power & Renewable Electricity Producers — 0.1%
Aboitiz Power Corp. (Philippines)	47,400	47,798
AES Corp. (The)	11,909	157,913
AES Gener SA (Chile)	92,018	52,418
Akenerji Elektrik Uretim A/S (Turkey)*	24,731	8,488
Beijing Jingneng Clean Energy Co. Ltd. (China) (Class H Stock)	110,000	44,794
Calpine Corp.*	6,507	117,061
CGN Power Co. Ltd. (China)	91,000	47,560
China Datang Corp. Renewable Power Co. Ltd. (China) (Class H Stock)*	114,000	17,775
China Longyuan Power Group Corp. (China) (Class H Stock)	125,000	138,744
China Power International Development Ltd. (China)	159,000	121,063
China Power New Energy Development Co. Ltd. (China)	420,000	31,394
China Resources Power Holdings Co. Ltd. (China)	90,000	250,834
Colbun SA (Chile)	201,719	57,413
Datang International Power Generation Co. Ltd. (China) (Class H Stock)	150,000	76,834
Drax Group PLC (United Kingdom)	21,798	119,221
Dynegy, Inc.*	3,362	98,339

COMMON STOCKS (continued)	Shares	Value (Note 2)
Independent Power & Renewable Electricity Producers (continued)
EDP Renovaveis SA (Portugal)	10,208	$72,612
Electric Power Development Co. Ltd. (Japan)	5,500	194,293
Electricity Generating PCL (Thailand)	5,500	24,996
Empresa Nacional de Electricidad SA (Chile), ADR	2,881	119,417
Enel Green Power SpA (Italy)	37,802	73,896
First Gen Corp. (Philippines)	102,000	61,060
Guangdong Electric Power Development Co. Ltd. (China) (Class B Stock)	89,520	84,167
Huadian Fuxin Energy Corp. Ltd. (China) (Class H Stock)	66,000	31,543
Huadian Power International Corp. Ltd. (China) (Class H Stock)	60,000	66,296
Huaneng Power International, Inc. (China) (Class H Stock)	150,000	208,763
Huaneng Renewables Corp. Ltd. (China) (Class H Stock)	152,000	61,290
Lopez Holdings Corp. (Philippines)	162,400	25,572
NRG Energy, Inc.	13,328	304,945
Ratchaburi Electricity Generating Holding PCL (Thailand)	7,000	11,865
Renewables Infrastructure Group Ltd/The (United Kingdom)	39,997	66,773
Taiwan Cogeneration Corp. (Taiwan)	33,000	28,670
Talen Energy Corp.*	2,106	36,139
Tractebel Energia SA (Brazil)	2,600	28,332
TransAlta Corp. (Canada)	9,800	75,952

		2,964,230

Industrial Conglomerates — 0.5%
3M Co.	8,648	1,334,386
Akfen Holding A/S (Turkey)	724	1,890
Allied Electronics Corp. Ltd. (South Africa) (Class N Stock)	9,825	9,287
Antarchile SA (Chile)	6,065	67,407
Beijing Enterprises Holdings Ltd. (China)	22,000	165,318
Bidvest Group Ltd. (The) (South Africa)	802	20,293
Boustead Holdings Bhd (Malaysia)	27,900	30,688
CITIC Ltd. (China)	59,000	105,807
CJ Corp. (South Korea)	613	162,405
CK Hutchison Holdings Ltd. (Hong Kong)	47,196	693,875
Danaher Corp.	12,537	1,073,042
DCC PLC (Ireland)	3,331	261,583
DMCI Holdings, Inc. (Philippines)	138,150	40,422
Dogan Sirketler Grubu Holding A/S (Turkey)*	59,693	13,367
Enka Insaat ve Sanayi A/S (Turkey)	34,232	65,122
Far Eastern New Century Corp. (Taiwan)	84,000	88,978
General Electric Co.	232,415	6,175,267
Grupo KUO SAB De CV (Mexico)	6,700	10,572
HAP Seng Consolidated Bhd (Malaysia)	40,500	55,818
Hopewell Holdings Ltd. (Hong Kong)	50,500	184,893
Hosken Consolidated Investments Ltd. (South Africa)	3,833	47,938
Industries Qatar QSC (Qatar)	1,522	59,850
Jardine Matheson Holdings Ltd. (Hong Kong)	5,318	301,797
Jardine Strategic Holdings Ltd. (Hong Kong)	4,532	137,184
JG Summit Holdings, Inc. (Philippines)	67,960	108,067

SEE NOTES TO FINANCIAL STATEMENTS.

A164

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Industrial Conglomerates (continued)
KOC Holding A/S (Turkey)	12,872	$59,524
Koninklijke Philips NV (Netherlands)	26,034	664,453
MMC Corp. Bhd (Malaysia)	31,400	20,889
NWS Holdings Ltd. (Hong Kong)	44,000	63,604
Quinenco SA (Chile)	6,202	12,952
Reunert Ltd. (South Africa)	3,974	21,657
Roper Technologies, Inc.	1,685	290,595
San Miguel Corp. (Philippines)	62,220	82,104
Shanghai Industrial Holdings Ltd. (China)	28,000	94,803
Shun Tak Holdings Ltd. (Hong Kong)	76,000	42,015
Siemens AG (Germany)	20,416	2,065,520
Sime Darby Bhd (Malaysia)	66,300	149,688
Smiths Group PLC (United Kingdom)	8,875	157,314
Turkiye Sise ve Cam Fabrikalari A/S (Turkey)	25,877	34,855
Yazicilar Holding A/S (Turkey) (Class A Stock)	4,064	31,474

		15,006,703

Insurance — 0.9%
ACE Ltd.	9,943	1,011,004
Admiral Group PLC (United Kingdom)	4,300	93,698
AIA Group Ltd. (Hong Kong)	209,600	1,370,503
Alleghany Corp.*	680	318,757
Allied World Assurance Co. Holdings AG	4,366	188,699
Allstate Corp. (The)	13,334	864,977
American Financial Group, Inc.	2,763	179,706
Amlin PLC (United Kingdom)	80,875	605,109
Amtrust Financial Services, Inc.	1,300	85,163
AON PLC	4,922	490,625
Arch Capital Group Ltd.*	4,829	323,350
Argo Group International Holdings Ltd.	1,123	62,551
Arthur J Gallagher & Co.	3,967	187,639
Aspen Insurance Holdings Ltd.	3,781	181,110
Assicurazioni Generali SpA (Italy)	42,934	773,834
Assurant, Inc.	3,220	215,740
Aviva PLC (United Kingdom)	37,244	288,467
Axis Capital Holdings Ltd.	4,258	227,249
BB Seguridade Participacoes SA (Brazil)	5,800	63,874
Beazley PLC (United Kingdom)	119,688	556,268
Brasil Insurance Participacoes e Administracao SA (Brazil)	2,000	830
Brown & Brown, Inc.	3,304	108,569
Cathay Financial Holding Co. Ltd. (Taiwan)*	244,000	426,012
Chubb Corp. (The)	6,739	641,148
Cincinnati Financial Corp.	2,804	140,705
CNinsure, Inc. (China), ADR*	2,600	22,958
CNP Assurances (France)	11,039	184,757
Discovery Ltd. (South Africa)	5,537	57,505
Dongbu Insurance Co. Ltd. (South Korea)	2,080	105,181
Endurance Specialty Holdings Ltd.	2,527	166,024
Euler Hermes Group (France)	725	72,891
Everest Re Group Ltd.	1,907	347,093
Fairfax Financial Holdings Ltd. (Canada)	500	246,549
First American Financial Corp.(a)	3,860	143,631
First Insurance Co. Ltd. (The) (Taiwan)	43,000	20,486
FNF Group	8,219	304,021
Gjensidige Forsikring ASA (Norway)	7,696	123,919
Great Eastern Holdings Ltd. (Singapore)	2,000	36,428
Great-West Lifeco, Inc. (Canada)	8,000	232,890

COMMON STOCKS (continued)	Shares	Value (Note 2)
Insurance (continued)
Grupo Catalana Occidente SA (Spain)	1,752	$54,514
Hannover Rueck SE (Germany)	2,516	243,516
Hanover Insurance Group, Inc. (The)	2,330	172,490
Hanwha Life Insurance Co. Ltd. (South Korea)	13,570	96,485
HCC Insurance Holdings, Inc.	3,657	281,004
Hiscox Ltd. (United Kingdom)	46,180	609,024
Hyundai Marine & Fire Insurance Co. Ltd. (South Korea)	4,316	114,009
Insurance Australia Group Ltd. (Australia)	50,200	215,829
Intact Financial Corp. (Canada)	4,100	284,899
Kemper Corp.	2,112	81,418
Korean Reinsurance Co. (South Korea)	8,170	90,065
Lancashire Holdings Ltd. (United Kingdom)	12,114	117,274
Liberty Holdings Ltd. (South Africa)	3,639	43,422
LIG Insurance Co. Ltd. (South Korea)	4,447	114,896
Loews Corp.	11,264	433,777
Long Bon International Co. Ltd. (Taiwan)	33,000	24,271
Markel Corp.*	316	253,015
Marsh & McLennan Cos., Inc.	7,465	423,265
Meadowbrook Insurance Group, Inc.	5,452	46,887
Mercuries Life Insurance Co. Ltd. (Taiwan)*	43,066	25,123
Mercury General Corp.	3,142	174,852
MMI Holdings Ltd. (South Africa)	27,816	68,934
Montpelier Re Holdings Ltd. (Bermuda)	3,403	134,419
Muenchener Rueckversicherungs- Gesellschaft AG (Germany)	6,401	1,134,864
NN Group NV (Netherlands)	9,959	280,469
Old Republic International Corp.	7,075	110,582
PartnerRe Ltd.	2,318	297,863
People’s Insurance Co. Group of China Ltd. (The) (China) (Class H Stock)	322,000	205,854
Porto Seguro SA (Brazil)	2,700	35,926
Power Corp. of Canada (Canada)	14,300	365,686
Power Financial Corp. (Canada)	8,600	246,983
Powszechny Zaklad Ubezpieczen SA (Poland)	1,246	143,373
Primerica, Inc.	2,246	102,620
ProAssurance Corp.	2,961	136,828
Progressive Corp. (The)(a)	8,949	249,051
Rand Merchant Insurance Holdings Ltd. (South Africa)	13,832	48,235
Reinsurance Group of America, Inc.	2,843	269,715
RenaissanceRe Holdings Ltd.	2,542	258,038
RSA Insurance Group PLC (United Kingdom)	27,509	171,539
Sampo OYJ (Finland) (Class A Stock)	11,795	555,864
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	1,095	288,534
Samsung Life Insurance Co. Ltd. (South Korea)	3,989	384,347
Sanlam Ltd. (South Africa)	24,503	133,384
Santam Ltd. (South Africa)	1,165	20,636
SCOR SE (France)	9,212	325,750
Shin Kong Financial Holding Co. Ltd. (Taiwan)	644,416	196,710
Shinkong Insurance Co. Ltd. (Taiwan)	31,000	22,708
Societa Cattolica di Assicurazioni Scrl (Italy)	9,791	77,256
Sony Financial Holdings, Inc. (Japan)	6,700	117,309
StanCorp Financial Group, Inc.	1,206	91,186

SEE NOTES TO FINANCIAL STATEMENTS.

A165

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Insurance (continued)
Stewart Information Services Corp.	1,044	$41,551
Sul America SA (Brazil), UTS	6,900	33,733
Symetra Financial Corp.	4,839	116,959
Talanx AG (Germany)	2,031	62,338
Thai Reinsurance PCL (Thailand)*	70,900	6,423
Third Point Reinsurance Ltd. (Bermuda)*	647	9,543
Tokio Marine Holdings, Inc. (Japan)	27,100	1,127,065
Topdanmark A/S (Denmark)*	5,428	145,510
Torchmark Corp.	3,685	214,541
Travelers Cos., Inc. (The)	10,901	1,053,691
Tryg A/S (Denmark)	4,590	95,701
Unipol Gruppo Finanziario SpA (Italy)	27,535	139,982
UnipolSai SpA (Italy)	17,689	43,822
Unum Group	8,125	290,469
Validus Holdings Ltd.	5,605	246,564
Vienna Insurance Group AG Wiener Versicherung Gruppe (Austria)	2,163	74,318
W.R. Berkley Corp.	3,266	169,603
Willis Group Holdings PLC	4,023	188,679
XL Group PLC (Ireland)	15,310	569,532
Zurich Insurance Group AG (Switzerland)*	4,691	1,428,080

		27,902,722

Internet & Catalog Retail
ASKUL Corp. (Japan)	1,600	50,480
HSN, Inc.	631	44,290
JD.com, Inc. (China), ADR*	600	20,460
Liberty Interactive Corp. QVC Group (Class A Stock)*	11,563	320,873
Rakuten, Inc. (Japan)	11,100	179,200
Start Today Co. Ltd. (Japan)	900	25,170
zooplus AG (Germany)*	2,444	345,909

		986,382

Internet Software & Services — 0.4%
Alibaba Group Holding Ltd. (China), ADR*	1,600	131,632
Bankrate, Inc.*	2,194	23,015
Bitauto Holdings Ltd. (China), ADR*	200	10,210
Blucora, Inc.*	1,983	32,025
carsales.com Ltd. (Australia)	6,253	49,064
Cimpress NV*	1,154	97,121
Criteo SA (France), ADR*	761	36,277
eBay, Inc.*	21,543	1,297,750
Equinix, Inc.	393	99,822
Facebook, Inc. (Class A Stock)*	21,861	1,874,909
Google, Inc. (Class A Stock)*	3,768	2,034,871
Google, Inc. (Class C Stock)*	3,632	1,890,492
Gree, Inc. (Japan)	28,400	165,848
Gurunavi, Inc. (Japan)	13,200	216,971
IAC/InterActiveCorp.	1,421	113,197
j2 Global, Inc.(a)	1,232	83,702
Kakaku.com, Inc. (Japan)	2,100	30,384
Liquidity Services, Inc.*	762	7,338
Moneysupermarket.com Group PLC (United Kingdom)	84,279	384,875
NAVER Corp. (South Korea)	441	250,328
NetEase, Inc. (China), ADR	1,500	217,297
NIC, Inc.	1,542	28,188
Pacific Online Ltd. (China)	28,000	12,272
PChome Online, Inc. (Taiwan)	1,111	18,339

COMMON STOCKS (continued)	Shares	Value (Note 2)
Internet Software & Services (continued)
SINA Corp. (China)*	1,600	$85,704
Sohu.com, Inc. (China)*	900	53,181
Telecity Group PLC (United Kingdom)	5,096	82,319
Tencent Holdings Ltd. (China)	49,900	997,827
Twitter, Inc.*	2,741	99,279
WebMD Health Corp.*	680	30,110
XING AG (Germany)	2,203	361,176
Yahoo! Japan Corp. (Japan)	24,700	99,690
Yandex NV (Russia) (Class A Stock)*	2,900	44,138

		10,959,351

IT Services — 0.5%
Accenture PLC (Class A Stock)	8,558	828,243
Alten SA (France)	6,935	322,806
Amadeus IT Holding SA (Spain) (Class A Stock)	7,252	289,502
Amdocs Ltd.	4,836	263,997
Atea ASA (Norway)	52,277	466,732
AtoS (France)	2,968	221,779
Automatic Data Processing, Inc.	4,487	359,992
Bechtle AG (Germany)	570	43,182
Blackhawk Network Holdings, Inc.*	965	39,758
Booz Allen Hamilton Holding Corp.	1,898	47,906
Broadridge Financial Solutions, Inc.	1,960	98,020
CACI International, Inc. (Class A Stock)*	665	53,792
Cap Gemini SA (France)	4,604	408,452
Cardtronics, Inc.*	1,103	40,866
CGI Group, Inc. (Canada) (Class A Stock)*	8,100	316,801
China Public Procurement Ltd. (Hong Kong)*	632,000	20,791
Chinasoft International Ltd. (China)*	52,000	28,342
Cielo SA (Brazil)	4,320	61,067
Computer Sciences Corp.	3,139	206,044
Computershare Ltd. (Australia)	10,602	95,487
Convergys Corp.	3,879	98,876
DH Corp. (Canada)	3,300	105,473
DST Systems, Inc.	709	89,320
DTS Corp. (Japan)	17,800	401,754
EOH Holdings Ltd. (South Africa)	2,511	32,314
ExlService Holdings, Inc.*	81	2,801
Fidelity National Information Services, Inc.	5,081	314,006
Fiserv, Inc.*	3,993	330,740
FleetCor Technologies, Inc.*	738	115,172
Forrester Research, Inc.	1,005	36,200
Fujitsu Ltd. (Japan)	57,000	318,479
Gartner, Inc.*	1,082	92,814
Gemalto NV (Netherlands)	2,309	205,627
Genpact Ltd.*	3,725	79,454
Global Payments, Inc.	1,157	119,692
Heartland Payment Systems, Inc.	725	39,186
Hi Sun Technology China Ltd. (Hong Kong)*	51,000	14,192
Indra Sistemas SA (Spain)	6,491	66,754
International Business Machines Corp.	15,551	2,529,526
interXion Holding NV (Netherlands)*	1,993	55,106
Iress Ltd. (Australia)	7,146	55,711
IT Holdings Corp. (Japan)	5,900	125,296
Itochu Techno-Solutions Corp. (Japan)	2,000	49,807
Jack Henry & Associates, Inc.	989	63,988
Leidos Holdings, Inc.	2,118	85,504
MasterCard, Inc. (Class A Stock)	11,374	1,063,242

SEE NOTES TO FINANCIAL STATEMENTS.

A166

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
IT Services (continued)
MAXIMUS, Inc.	1,520	$99,910
NEC Networks & System Integration Corp. (Japan)	2,600	56,734
NET One Systems Co. Ltd. (Japan)	6,500	45,631
NeuStar, Inc. (Class A Stock)*(a)	3,496	102,118
Nihon Unisys Ltd. (Japan)	5,100	52,363
Nomura Research Institute Ltd. (Japan)	2,600	101,670
NS Solutions Corp. (Japan)	1,000	33,066
NTT Data Corp. (Japan)	4,000	174,683
Obic Co. Ltd. (Japan)	2,400	106,999
Otsuka Corp. (Japan)	1,500	70,022
Paychex, Inc.	3,882	181,988
QIWI PLC (Russia), ADR	4,100	115,005
Science Applications International Corp.	1,593	84,190
SCSK Corp. (Japan)	1,900	57,939
SK C&C Co. Ltd. (South Korea)	427	105,655
SMS Management & Technology Ltd. (Australia)	9,900	26,429
Sonda SA (Chile)	14,933	31,189
Systex Corp. (Taiwan)*	11,000	24,993
Tieto OYJ (Finland)	3,104	72,472
Total System Services, Inc.	3,230	134,917
Travelsky Technology Ltd. (China) (Class H Stock)	42,000	61,783
Vantiv, Inc. (Class A Stock)*	2,837	108,345
Visa, Inc. (Class A Stock)	24,040	1,614,286
Western Union Co. (The)	9,693	197,059
Wirecard AG (Germany)	2,154	82,442

		14,446,481

Leisure Products — 0.1%
Accell Group (Netherlands)	2,950	54,886
Advanced International Multitech Co. Ltd. (Taiwan)	16,000	11,262
Amer Sports OYJ (Finland)	3,782	100,790
Daikoku Denki Co. Ltd. (Japan)	1,000	14,197
Giant Manufacturing Co. Ltd. (Taiwan)	6,000	50,788
Goodbaby International Holdings Ltd. (China)*	39,000	16,301
Hasbro, Inc.	2,300	172,017
Heiwa Corp. (Japan)	3,400	67,681
Mars Engineering Corp. (Japan)	1,800	31,890
Mattel, Inc.	6,993	179,650
Merida Industry Co. Ltd. (Taiwan)	4,200	27,234
Namco Bandai Holdings, Inc. (Japan)	7,300	141,069
Sankyo Co. Ltd. (Japan)	2,600	92,050
Sega Sammy Holdings, Inc. (Japan)	6,600	86,297
Shimano, Inc. (Japan)	1,100	150,106
Sturm Ruger & Co., Inc.	593	34,068
Tomy Co. Ltd. (Japan)	8,900	46,472
Trigano SA (France)	3,844	154,749
Universal Entertainment Corp. (Japan)	1,100	24,849
Vista Outdoor, Inc.*	2,346	105,335
Yamaha Corp. (Japan)	8,000	161,237

		1,722,928

Life Sciences Tools & Services — 0.1%
Bio-Techne Corp.	1,169	115,111
Cambrex Corp.*	875	38,447

COMMON STOCKS (continued)	Shares	Value (Note 2)
Life Sciences Tools & Services (continued)
Charles River Laboratories International, Inc.*	1,197	$84,197
Eurofins Scientific SE (France)	132	40,188
Gerresheimer AG (Germany)	1,341	83,547
ICON PLC (Ireland)*	1,730	116,429
PerkinElmer, Inc.	1,686	88,751
QIAGEN NV*	6,146	151,049
Tecan Group AG (Switzerland)	2,832	339,283
Thermo Fisher Scientific, Inc.	6,117	793,742
Waters Corp.*	1,226	157,394
WuXi PharmaTech Cayman, Inc. (China), ADR*	2,100	88,746

		2,096,884

Machinery — 0.3%
Alfa Laval AB (Sweden)	8,600	151,368
Andritz AG (Austria)	1,514	83,839
Atlas Copco AB (Sweden) (Class A Stock)	9,726	272,117
Atlas Copco AB (Sweden) (Class B Stock)	6,614	164,759
Bando Chemical Industries Ltd. (Japan)	6,000	24,997
Biesse SpA (Italy)	21,117	352,066
Blount International, Inc.*	1,660	18,127
Burckhardt Compression Holding AG (Switzerland)	32	12,122
C Sun Manufacturing Ltd. (Taiwan)	10,000	5,897
Chia Chang Co. Ltd. (Taiwan)	17,000	12,535
China Conch Venture Holdings Ltd. (China)	29,500	67,673
China Huarong Energy Co. Ltd. (Hong Kong)*	103,000	8,903
China International Marine Containers Group Co. Ltd. (China) (Class H Stock)	16,100	41,374
CLARCOR, Inc.	1,352	84,148
CNH INDUSTRIAL NV (United Kingdom)	38,879	354,769
Construcciones y Auxiliar de Ferrocarriles SA (Spain)	120	35,660
CRRC Corp. Ltd. (China) (Class H Stock)	78,600	120,588
CSBC Corp. Taiwan (Taiwan)	52,000	25,202
Deere & Co.	7,949	771,450
Donaldson Co., Inc.	2,459	88,032
Duerr AG (Germany)	5,203	484,673
Duro Felguera SA (Spain)	14,063	57,241
FANUC Corp. (Japan)	2,700	552,462
Fuji Machine Manufacturing Co. Ltd. (Japan)	4,200	43,952
Fujitec Co. Ltd. (Japan)	4,000	49,775
G Shank Enterprise Co. Ltd. (Taiwan)	12,529	8,942
Georg Fischer AG (Switzerland)	612	420,726
Glory Ltd. (Japan)	10,300	304,717
Haitian International Holdings Ltd. (China)	15,000	35,213
Haldex AB (Sweden)	9,711	128,231
Hillenbrand, Inc.	2,781	85,377
HMS Hydraulic Machines and Systems Group PLC (Russia), GDR*	18,597	11,902
Hoshizaki Electric Co. Ltd. (Japan)	1,800	105,875
Illinois Tool Works, Inc.	5,684	521,734
Interpump Group SpA (Italy)	4,970	80,235
Iochpe-Maxion SA (Brazil)	3,500	14,297
Jungheinrich AG (Germany)	5,621	380,963
King Slide Works Co. Ltd. (Taiwan)	2,000	26,675
Koenig & Bauer AG (Germany)*	2,088	47,057

SEE NOTES TO FINANCIAL STATEMENTS.

A167

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Machinery (continued)
Kone OYJ (Finland) (Class B Stock)	5,108	$207,334
Kopex SA (Poland)	3,719	7,290
Krones AG (Germany)	4,604	481,085
Kurita Water Industries Ltd. (Japan)	4,100	95,505
Kyokuto Kaihatsu Kogyo Co. Ltd. (Japan)	5,500	59,785
MAN SE (Germany)	1,326	136,612
Minebea Co. Ltd. (Japan)	1,000	16,508
Mirle Automation Corp. (Taiwan)	11,000	10,279
Nitto Kohki Co. Ltd. (Japan)	16,600	375,707
Oiles Corp. (Japan)	3,360	63,769
Pall Corp.	1,271	158,176
Pfeiffer Vacuum Technology AG (Germany)	509	45,360
Rechi Precision Co. Ltd. (Taiwan)	12,360	11,855
Rotork PLC (United Kingdom)	27,120	99,139
Sany Heavy Equipment International Holdings Co. Ltd. (China)*	68,000	18,845
Schindler Holding AG (Switzerland), (BRN)	458	74,906
Shanghai Diesel Engine Co. Ltd. (China)	72,700	74,663
Shanghai Zhenhua Heavy Industries Co. Ltd. (China)*	79,000	62,489
Shin Zu Shing Co. Ltd. (Taiwan)	7,000	21,225
Shinmaywa Industries Ltd. (Japan)	16,000	146,457
Sinotruk Hong Kong Ltd. (China)	75,500	45,542
Sintokogio Ltd. (Japan)	4,700	41,625
SKF AB (Sweden) (Class B Stock)	8,616	196,600
SNC Former PCL (Thailand)	48,400	22,463
Spirax-Sarco Engineering PLC (United Kingdom)	2,545	135,738
Star Micronics Co. Ltd. (Japan)	3,100	52,802
Syncmold Enterprise Corp. (Taiwan)	11,000	20,160
Tadano Ltd. (Japan)	4,000	59,743
Tong-Tai Machine & Tool Co. Ltd. (Taiwan)	12,000	9,836
Toro Co. (The)	1,669	113,125
Valmont Industries, Inc.	569	67,637
Vossloh AG (Germany)*	1,276	76,224
Wacker Neuson SE (Germany)	6,906	144,825
Wartsila OYJ (Finland)	3,988	186,866
WEG SA (Brazil)	5,720	35,195
Xylem, Inc.	3,936	145,908
Yangzijiang Shipbuilding Holdings Ltd. (China)	129,000	135,491
Yungtay Engineering Co. Ltd. (Taiwan)	10,000	19,228

		9,731,670

Marine
Clarkson PLC (United Kingdom)	2,253	96,890
Evergreen Marine Corp. Taiwan Ltd. (Taiwan)*	80,000	41,531
Grindrod Ltd. (South Africa)	11,944	13,207
Kuehne & Nagel International AG (Switzerland)	653	86,707
Precious Shipping PCL (Thailand)	43,800	11,671
Qatar Navigation (Qatar)	1,493	39,653
Shih Wei Navigation Co. Ltd. (Taiwan)	20,000	10,270
Sincere Navigation Corp. (Taiwan)	19,000	15,300
Sinotrans Shipping Ltd. (China)	116,000	28,383
SITC International Holdings Co. Ltd. (China)	58,000	38,286
Stolt-Nielsen Ltd. (Norway)	3,470	58,863
Trencor Ltd. (South Africa)	7,376	38,802
U-Ming Marine Transport Corp. (Taiwan)	7,000	9,504

COMMON STOCKS (continued)	Shares	Value (Note 2)
Marine (continued)
Wan Hai Lines Ltd. (Taiwan)	23,000	$18,263
Wilh Wilhelmsen ASA (Norway)	10,038	60,346
Wisdom Marine Lines Co. Ltd. (Taiwan)*	24,912	30,847

		598,523

Media — 0.7%
Aimia, Inc. (Canada)	5,100	55,532
ASATSU-DK, Inc. (Japan)	2,100	49,685
Asian Pay Television Trust (Singapore)	142,800	90,121
Avex Group Holdings, Inc. (Japan)	2,700	47,377
Axel Springer SE (Germany)	1,256	65,965
BEC World PCL (Thailand)	15,100	16,765
Carmike Cinemas, Inc.*	637	16,906
Charter Communications, Inc. (Class A Stock)*(a)	196	33,565
Cheil Worldwide, Inc. (South Korea)*	2,723	42,153
Cinemark Holdings, Inc.	2,399	96,368
Cineplex, Inc. (Canada)	2,800	105,409
Cineworld Group PLC (United Kingdom)	12,068	87,300
Cogeco Cable, Inc. (Canada)	1,400	80,974
Comcast Corp. (Class A Stock)	53,095	3,193,133
Corus Entertainment, Inc. (Canada) (Class B Stock)	3,800	50,717
CTC Media, Inc. (Russia)	1,000	2,270
CTS Eventim AG & Co KGaA (Germany)	7,729	281,809
CyberAgent, Inc. (Japan)	1,200	56,929
Cyfrowy Polsat SA (Poland)*	5,564	34,978
Daiichikosho Co. Ltd. (Japan)	1,900	66,870
Dentsu, Inc. (Japan)	6,800	351,781
Discovery Communications, Inc. (Class A Stock)*(a)	3,514	116,876
Discovery Communications, Inc. (Class C Stock)*(a)	7,595	236,053
DISH Network Corp. (Class A Stock)*	1,430	96,825
Entertainment One Ltd. (United Kingdom)	42,675	238,579
Eutelsat Communications SA (France)	4,741	153,150
Fuji Media Holdings, Inc. (Japan)	4,100	54,397
Grupo Televisa SAB (Mexico), ADR	7,120	276,398
Hakuhodo DY Holdings, Inc. (Japan)	11,000	117,639
IPSOS (France)	2,306	59,605
JCDecaux SA (France)	2,493	104,253
Kinepolis Group NV (Belgium)	2,015	78,917
Lagardere SCA (France)	6,432	188,206
Liberty Broadband Corp. (Class A Stock)*	916	46,689
Liberty Broadband Corp. (Class C Stock)*	1,833	93,776
Liberty Global PLC (United Kingdom) (Class A Stock)*	2,878	155,613
Liberty Global PLC (United Kingdom) (Class C Stock)*	8,690	439,975
Madison Square Garden Co. (The) (Class A Stock)*	1,042	86,997
Media Prima Bhd (Malaysia)	27,600	10,680
Mediaset Espana Comunicacion SA (Spain)	31,638	415,367
Megacable Holdings SAB de CV (Mexico)	22,200	92,924
Meredith Corp.	1,303	67,951
Multiplus SA (Brazil)	1,000	12,055
News Corp. (Class A Stock)*	19,471	284,082
Nippon Television Holdings, Inc. (Japan)	1,100	19,431
NOS SGPS (Portugal)	12,000	96,183
Omnicom Group, Inc.(a)	4,692	326,047

SEE NOTES TO FINANCIAL STATEMENTS.

A168

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Media (continued)
Pearson PLC (United Kingdom)	26,725	$506,020
Publicis Groupe SA (France)(g)	5,705	422,873
Quebecor, Inc. (Canada) (Class B Stock)	3,400	84,986
REA Group Ltd. (Australia)	1,518	45,788
Reed Elsevier NV (United Kingdom)	13,077	311,046
Reed Elsevier PLC (United Kingdom)	11,955	194,276
Schibsted ASA (Norway)	1,611	49,909
Scholastic Corp.	1,134	50,043
Scripps Networks Interactive, Inc. (Class A Stock)(a)	2,269	148,325
SES SA (Luxembourg)	9,319	313,287
Shaw Communications, Inc. (Canada) (Class B Stock)	12,400	270,040
Singapore Press Holdings Ltd. (Singapore)	34,000	102,942
SKY Network Television Ltd. (New Zealand)	121,404	494,239
SKY Perfect JSAT Holdings, Inc. (Japan)	85,400	458,304
Sky PLC (United Kingdom)	10,091	164,358
Star Media Group Bhd (Malaysia)	33,100	21,669
Television Broadcasts Ltd. (Hong Kong)	15,500	91,982
Thomson Reuters Corp.	10,500	399,824
Time Warner Cable, Inc.	3,824	681,322
Time Warner, Inc.	19,790	1,729,844
Time, Inc.	5,213	119,951
Toei Co. Ltd. (Japan)	7,000	49,853
Toho Co. Ltd. (Japan)	3,700	92,001
Tokyo Broadcasting System Holdings, Inc. (Japan)	3,100	42,772
TV Asahi Holdings Corp. (Japan)	2,200	36,933
TV Azteca SAB de CV (Mexico), UTS	68,800	16,546
TVN SA (Poland)	2,067	10,544
Viacom, Inc. (Class B Stock)	8,662	559,912
Vivendi SA (France)	43,630	1,106,311
Walt Disney Co. (The)	26,950	3,076,073
Wiley, (John) & Sons, Inc. (Class A Stock)	2,291	124,562
Wisdom Holdings Group (China)	30,000	23,556
Wolters Kluwer NV (Netherlands)	8,681	258,380
Woongjin Thinkbig Co. Ltd. (South Korea)*	4,400	37,211

		20,790,957

Metals & Mining — 0.3%
Acacia Mining PLC (United Kingdom)	19,988	94,773
Acerinox SA (Spain)	5,029	69,612
Agnico Eagle Mines Ltd. (Canada)	5,738	162,906
Alamos Gold, Inc. (Canada)	10,200	57,737
AMAG Austria Metall AG (Austria)	1,807	63,256
AngloGold Ashanti Ltd. (South Africa), ADR*	12,506	111,929
ArcelorMittal SA (Luxembourg)	68,109	661,449
ArcelorMittal South Africa Ltd. (South Africa)*	9,290	9,278
Asahi Holdings, Inc. (Japan)	3,900	66,402
AuRico Gold, Inc. (Canada)	15,500	44,303
Aurubis AG (Germany)	9,062	532,372
B2Gold Corp. (Canada)*	39,400	60,251
Barrick Gold Corp. (Canada)	38,600	412,578
Centerra Gold, Inc. (Canada)	8,800	50,024
Chia Tai Enterprises International Ltd. (Hong Kong)*	4,600	2,374
China Hongqiao Group Ltd. (China)	84,500	79,553
China Metal Products Co. Ltd. (Taiwan)	11,220	10,022

COMMON STOCKS (continued)	Shares	Value (Note 2)
Metals & Mining (continued)
China Precious Metal Resources Holdings Co. Ltd. (Hong Kong)*	306,000	$27,202
China Steel Corp. (Taiwan)	476,013	380,269
China Zhongwang Holdings Ltd. (China)	158,800	81,529
Chung Hung Steel Corp. (Taiwan)*	54,000	8,868
Cia de Minas Buenaventura SAA (Peru), ADR	8,900	92,382
Cia Minera Milpo SA (Peru)	51,561	42,488
Cia Siderurgica Nacional SA (Brazil)	22,000	36,583
Detour Gold Corp. (Canada)*	10,400	119,654
DRDGOLD Ltd. (South Africa), ADR	1,944	3,596
Eldorado Gold Corp. (Canada)	35,900	148,889
Eregli Demir ve Celik Fabrikalari TAS (Turkey)	57,263	92,644
Feng Hsin Iron & Steel Co. Ltd. (Taiwan)	17,000	21,894
Franco-Nevada Corp. (Canada)	3,300	157,391
G J Steel Pcl (Thailand)*	526,770	4,679
Gerdau SA (Brazil), ADR	22,900	55,189
Gold Fields Ltd. (South Africa), ADR	29,387	94,920
Goldcorp, Inc. (Canada)	32,600	529,065
Grupa Kety SA (Poland)	335	26,818
Harmony Gold Mining Co. Ltd. (South Africa), ADR*	23,214	31,107
Independence Group NL (Australia)	84,697	272,488
Industrias CH SAB de CV (Mexico) (Class B Stock)*	6,000	22,675
Kinross Gold Corp. (Canada)*	66,500	154,936
Koza Altin Isletmeleri A/S (Turkey)	1,802	19,066
Magnitogorsk Iron & Steel Works (Russia), GDR	8,362	28,682
Maruichi Steel Tube Ltd. (Japan)	3,300	81,907
Minsur SA (Peru)	56,573	23,131
MMC Norilsk Nickel OJSC (Russia), ADR	14,300	242,385
New Gold, Inc. (Canada)*	28,100	75,368
Newmont Mining Corp.	14,288	333,768
Nickel Asia Corp. (Philippines)	47,250	24,276
Nittetsu Mining Co. Ltd. (Japan)	31,000	151,652
Pan American Silver Corp. (Canada)	14,400	123,824
Philex Mining Corp. (Philippines)	83,200	11,311
Polymetal International PLC (Russia)	1,891	15,399
Polyus Gold International Ltd. (Russia)	15,067	41,610
POSCO (South Korea)	4,893	979,773
Randgold Resources Ltd. (United Kingdom)	1,835	123,084
Randgold Resources Ltd. (United Kingdom), ADR	2,163	144,813
Royal Bafokeng Platinum Ltd. (South Africa)*	2,725	10,413
Royal Gold, Inc.	1,474	90,784
Sandfire Resources NL (Australia)	45,700	202,386
Shougang Fushan Resources Group Ltd. (China)	340,000	79,296
Silver Wheaton Corp. (Canada)	8,300	143,871
Sociedad Minera Cerro Verde SAA (Peru)*	294	6,968
STP & I PCL (Thailand)	20,790	10,519
TA Chen Stainless Pipe Co. Ltd. (Taiwan)	53,000	27,274
Tiangong International Co. Ltd. (China)	132,000	21,243
Ton Yi Industrial Corp. (Taiwan)	34,000	21,294
Tung Ho Steel Enterprise Corp. (Taiwan)	45,000	32,882
United Co. RUSAL PLC (Russia)*	55,000	27,277

SEE NOTES TO FINANCIAL STATEMENTS.

A169

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Metals & Mining (continued)
Usinas Siderurgicas de Minas Gerais SA (Brazil)	4,900	$20,472
Vale SA (Brazil), ADR(a)	45,600	268,584
Voestalpine AG (Austria)	3,033	126,408
Volcan Cia Minera SAA (Peru) (Class B Stock)	106,369	23,418
Yamana Gold, Inc. (Canada)	57,685	173,655
YC INOX Co. Ltd. (Taiwan)	27,000	20,302
Yieh Phui Enterprise Co. Ltd. (Taiwan)	94,860	26,797
Yodogawa Steel Works Ltd. (Japan)	9,000	39,252
Zhaojin Mining Industry Co. Ltd. (China) (Class H Stock)	44,500	27,814

		8,715,043

Multiline Retail — 0.2%
Aeon Co. M Bhd (Malaysia)	27,400	22,494
Big Lots, Inc.	1,641	73,829
Can Do Co. Ltd. (Japan)	2,100	26,903
Canadian Tire Corp. Ltd. (Canada) (Class A Stock)	2,500	267,374
Debenhams PLC (United Kingdom)	285,553	400,285
Dillard’s, Inc. (Class A Stock)	613	64,481
Dollar General Corp.	6,624	514,950
Dollar Tree, Inc.*	3,113	245,896
Dollarama, Inc. (Canada)	3,300	200,008
Don Quijote Holdings Co. Ltd. (Japan)	3,000	127,647
El Puerto de Liverpool SAB de CV (Mexico) (Class C1 Stock)	9,700	112,018
Family Dollar Stores, Inc.	1,473	116,087
Fuji Co. Ltd. (Japan)	2,900	55,054
Golden Eagle Retail Group Ltd. (China)	30,000	40,173
Grand Ocean Retail Group Ltd. (Taiwan)	10,000	16,851
Grupo Sanborns SAB de CV (Mexico)	19,400	29,216
H2O Retailing Corp. (Japan)	4,500	93,708
Harvey Norman Holdings Ltd. (Australia)	16,067	55,791
Hyundai Department Store Co. Ltd. (South Korea)	734	96,605
Intime Retail Group Co. Ltd. (China)	76,500	101,316
Isetan Mitsukoshi Holdings Ltd. (Japan)	15,000	267,985
Izumi Co. Ltd. (Japan)	2,200	92,873
J Front Retailing Co. Ltd. (Japan)	12,000	225,855
Kohl’s Corp.	5,781	361,948
Lojas Renner SA (Brazil)	1,600	58,461
Lotte Shopping Co. Ltd. (South Korea)	1,034	217,139
Macy’s, Inc.	8,488	572,685
Marks & Spencer Group PLC (United Kingdom)	38,044	320,935
Marui Group Co. Ltd. (Japan)	11,000	148,616
Next PLC (United Kingdom)	1,385	162,102
Nordstrom, Inc.	2,046	152,427
Parco Co. Ltd. (Japan)	35,800	354,627
Parkson Holdings Bhd (Malaysia)*	40,068	16,460
Parkson Retail Group Ltd. (China)	122,000	25,470
Ripley Corp. SA (Chile)	64,554	26,755
Ryohin Keikaku Co. Ltd. (Japan)	700	135,743
SACI Falabella (Chile)	21,066	147,188
Shinsegae Co. Ltd. (South Korea)	511	122,585
Springland International Holdings Ltd. (China)	81,000	28,191

COMMON STOCKS (continued)	Shares	Value (Note 2)
Multiline Retail (continued)
Stockmann OYJ Abp (Finland) (Class B Stock)*	4,409	$30,525
Takashimaya Co. Ltd. (Japan)	17,000	154,095
Target Corp.	14,441	1,178,819

		7,462,170

Multi-Utilities — 0.3%
A2A SpA (Italy)	51,778	61,797
AGL Energy Ltd. (Australia)	34,178	409,416
Alliant Energy Corp.	2,011	116,075
Ameren Corp.	7,934	298,953
Atco Ltd. (Canada) (Class I Stock)	3,000	94,852
Avista Corp.	3,703	113,497
Black Hills Corp.	1,279	55,828
Canadian Utilities Ltd. (Canada) (Class A Stock)	3,600	103,677
CenterPoint Energy, Inc.	6,219	118,348
Centrica PLC (United Kingdom)	107,920	447,809
CMS Energy Corp.	4,240	135,002
Consolidated Edison, Inc.	8,293	479,999
Dominion Resources, Inc.	7,165	479,124
DTE Energy Co.	3,573	266,689
E.ON SE (Germany)	93,659	1,248,895
GDF Suez (France)	58,120	1,082,101
Hera SpA (Italy)	34,621	86,611
Iren SpA (Italy)	70,094	95,958
National Grid PLC (United Kingdom)	57,801	743,942
NiSource, Inc.	5,654	257,766
NorthWestern Corp.	1,674	81,607
PG&E Corp.	12,027	590,526
Public Service Enterprise Group, Inc.	12,188	478,745
Qatar Electricity & Water Co. (Qatar)	702	43,779
RWE AG (Germany)	17,594	378,419
SCANA Corp.	4,963	251,376
Sempra Energy	3,403	336,693
Suez Environnement Co. (France)	9,115	170,168
Tianjin Development Holdings Ltd. (China)	46,000	44,980
Vectren Corp.	2,294	88,273
YTL Corp. Bhd (Malaysia)	195,300	80,232
YTL Power International Bhd (Malaysia)	125,265	53,088

		9,294,225

Oil, Gas & Consumable Fuels — 1.5%
AltaGas Ltd. (Canada)	2,700	82,232
Avance Gas Holding Ltd. (United Kingdom)	22,297	402,051
Bangchak Petroleum PCL (Thailand)	42,700	44,248
Bashneft OAO (Russia)*	1,365	47,212
BG Group PLC (United Kingdom)	74,274	1,237,012
BP PLC (United Kingdom), ADR(a)	107,756	4,305,930
Cabot Oil & Gas Corp.	5,221	164,670
California Resources Corp.(a)	3,834	23,157
Caltex Australia Ltd. (Australia)	3,148	77,278
Chevron Corp.	38,066	3,672,227
China Petroleum & Chemical Corp. (China) (Class H Stock)	979,200	840,214
China Shenhua Energy Co. Ltd. (China) (Class H Stock)	121,000	275,569
China Suntien Green Energy Corp. Ltd. (China) (Class H Stock)	111,000	23,746
ConocoPhillips	20,195	1,240,175

SEE NOTES TO FINANCIAL STATEMENTS.

A170

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Oil, Gas & Consumable Fuels (continued)
Cosan Ltd. (Brazil), BDR	4,100	$25,082
Cosan SA Industria e Comercio (Brazil)	2,100	16,974
Cosmo Oil Co. Ltd. (Japan)*	149,000	242,199
Det Norske Oljeselskap ASA (Norway)*	3,388	23,963
Enbridge, Inc. (Canada)	8,900	416,212
Eni SpA (Italy)	87,758	1,558,727
EQT Corp.	2,225	180,981
ERG SpA (Italy)	5,497	65,941
Exxaro Resources Ltd. (South Africa)	2,990	21,375
Exxon Mobil Corp.	65,664	5,463,245
Formosa Petrochemical Corp. (Taiwan)	32,000	82,154
Gazprom Neft OAO (Russia), ADR	6,535	79,727
Gazprom OAO (Russia), ADR	331,360	1,746,267
Genel Energy PLC (United Kingdom)*	8,863	70,642
Gibson Energy, Inc. (Canada)	4,900	88,467
Golar LNG Ltd. (Norway)	1,139	53,305
Grupa Lotos SA (Poland)*	9,033	72,072
Harum Energy Tbk PT (Indonesia)	46,400	3,838
Idemitsu Kosan Co. Ltd. (Japan)	10,500	205,988
Inner Mongolia Yitai Coal Co. Ltd. (China) (Class B Stock)	54,300	77,975
INPEX Corp. (Japan)	48,000	544,846
Keyera Corp. (Canada)	2,200	73,451
Kinder Morgan, Inc.	12,450	477,955
Koninklijke Vopak NV (Netherlands)	2,147	108,590
Kunlun Energy Co. Ltd. (China)	132,000	134,151
Lubelski Wegiel Bogdanka SA (Poland)	2,076	28,608
Lukoil OAO (Russia), ADR	23,314	1,047,032
Lundin Petroleum AB (Sweden)*	3,791	65,040
Medco Energi Internasional Tbk PT (Indonesia)	92,700	18,982
MOL Hungarian Oil & Gas PLC (Hungary)	3,098	158,514
Neste OYJ (Finland)	4,963	126,607
Newocean Energy Holdings Ltd. (Hong Kong)	88,000	40,846
NovaTek OAO (Russia), GDR, RegS	1,686	171,635
OMV AG (Austria)	10,470	288,237
Origin Energy Ltd. (Australia)	39,901	368,258
Parkland Fuel Corp. (Canada)	3,300	65,736
Pembina Pipeline Corp. (Canada)	4,000	129,287
PetroChina Co. Ltd. (China) (Class H Stock)	524,000	583,577
Petron Corp. (Philippines)	76,500	15,008
Petronas Dagangan Bhd (Malaysia)	4,200	22,898
Peyto Exploration & Development Corp. (Canada)	2,900	70,886
Polskie Gornictwo Naftowe I Gazownictwo SA (Poland)	83,486	146,581
PTT Exploration & Production PCL (Thailand)	62,500	201,699
PTT PCL (Thailand)	39,000	414,531
Qatar Gas Transport Co. Ltd. (Qatar)	4,179	25,400
Range Resources Corp.	1,897	93,674
Repsol SA (Spain)	46,436	818,466
Rosneft Oil Co. (Russia), GDR, RegS	31,534	129,233
Royal Dutch Shell PLC (Netherlands) (Class A Stock), (XEQT)	134,563	3,826,963
Royal Dutch Shell PLC (Netherlands) (Class A Stock), (XLON)	4,201	118,779
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	87,747	2,498,187

COMMON STOCKS (continued)	Shares	Value (Note 2)
Oil, Gas & Consumable Fuels (continued)
Saras SpA (Italy)*	198,421	$352,274
Semirara Mining and Power Corp. (Philippines)	11,280	35,627
Ship Finance International Ltd. (Norway)(a)	3,114	50,820
Showa Shell Sekiyu KK (Japan)	12,800	111,841
Siamgas & Petrochemicals PCL (Thailand)	28,000	9,119
Sinopec Kantons Holdings Ltd. (China)	52,000	40,569
SK Gas Ltd. (South Korea)	1,009	82,864
Southwestern Energy Co.*	5,612	127,561
Spectra Energy Corp.	8,905	290,303
Statoil ASA (Norway)	36,330	649,690
Sugih Energy Tbk PT (Indonesia)*	605,000	17,782
Surgutneftegas OAO (Russia), ADR	54,500	321,005
TonenGeneral Sekiyu KK (Japan)	14,000	130,228
Total SA (France)(g)	75,319	3,694,477
TransCanada Corp. (Canada)	12,000	487,686
Tupras Turkiye Petrol Rafinerileri A/S (Turkey)*	1,909	48,362
Turcas Petrol A/S (Turkey)	15,498	9,825
Ultrapar Participacoes SA (Brazil)	3,700	78,175
United Energy Group Ltd. (Hong Kong)*	88,000	15,421
Washington H Soul Pattinson & Co. Ltd. (Australia)	2,004	20,776
Woodside Petroleum Ltd. (Australia)	18,199	480,212
World Fuel Services Corp.	2,050	98,298
Z Energy Ltd. (New Zealand)	96,077	380,873

		43,278,300

Paper & Forest Products
Canfor Corp. (Canada)*	3,900	84,932
Chung Hwa Pulp Corp. (Taiwan)*	92,000	27,782
Clearwater Paper Corp.*	711	40,740
Duratex SA (Brazil)	6,990	16,367
Fibria Celulose SA (Brazil), ADR	4,400	59,884
Hokuetsu Kishu Paper Co. Ltd. (Japan)	15,000	82,846
Holmen AB (Sweden) (Class B Stock)	4,100	119,650
Indah Kiat Pulp & Paper Corp. Tbk PT (Indonesia)	226,700	15,213
Jaya Tiasa Holdings Bhd (Malaysia)	26,600	10,646
Lee & Man Paper Manufacturing Ltd. (Hong Kong)	103,000	65,638
Long Chen Paper Co. Ltd. (Taiwan)	35,000	14,401
Masisa SA (Chile)	152,472	4,651
Mondi Ltd. (South Africa)	5,364	117,579
Nippon Paper Industries Co. Ltd. (Japan)	8,700	152,380
Oji Holdings Corp. (Japan)	48,000	208,600
Sappi Ltd. (South Africa)*	10,909	38,692
Schweitzer-Mauduit International, Inc.	1,196	47,696
Ta Ann Holdings Bhd (Malaysia)	6,400	6,453
West Fraser Timber Co. Ltd. (Canada)	2,200	120,885
YFY, Inc. (Taiwan)	133,000	48,736

		1,283,771

Personal Products — 0.2%
Amorepacific Corp. (South Korea)	420	157,064
Amorepacific Group (South Korea)	810	135,553
Avon Products, Inc.	5,146	32,214
Beiersdorf AG (Germany)	1,981	165,989
Dr. Ci:Labo Co. Ltd. (Japan)	1,000	35,098

SEE NOTES TO FINANCIAL STATEMENTS.

A171

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Personal Products (continued)
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S (Turkey)	13,858	$14,616
Elizabeth Arden, Inc.*	618	8,813
Estee Lauder Cos., Inc. (The) (Class A Stock)	2,294	198,798
Fancl Corp. (Japan)	5,600	77,925
Hengan International Group Co. Ltd. (China)	13,500	160,246
Hypermarcas SA (Brazil)*	7,200	52,499
Kao Corp. (Japan)	7,200	334,850
Kobayashi Pharmaceutical Co. Ltd. (Japan)	1,200	81,497
Kose Corp. (Japan)	1,400	115,140
L’Oreal SA (France)	4,891	875,105
Microbio Co. Ltd. (Taiwan)*	36,886	27,959
Natura Cosmeticos SA (Brazil)	1,800	16,112
Oriflame Cosmetics SA (Sweden), SDR*	2,016	30,801
Pola Orbis Holdings, Inc. (Japan)	800	45,291
Real Nutriceutical Group Ltd. (Hong Kong)	102,000	30,485
Shiseido Co. Ltd. (Japan)	8,100	183,719
Unilever PLC (United Kingdom)	27,338	1,173,863
Unilever PLC (United Kingdom), ADR	15,337	658,878

		4,612,515

Pharmaceuticals — 1.5%
AbbVie, Inc.	6,645	446,478
Adcock Ingram Holdings Ltd. (South Africa)*	3,383	14,037
Akorn, Inc.*(a)	895	39,076
Allergan PLC*	4,167	1,264,518
Almirall SA (Spain)	19,454	385,599
Aspen Pharmacare Holdings Ltd. (South Africa)	2,527	74,730
Astellas Pharma, Inc. (Japan)	48,100	685,225
AstraZeneca PLC (United Kingdom)	18,454	1,167,951
AstraZeneca PLC (United Kingdom), ADR(a)	3,595	229,037
Bayer AG (Germany)	13,950	1,953,564
Bristol-Myers Squibb Co.	14,233	947,064
Celltrion, Inc. (South Korea)*	2,489	174,077
China Animal Healthcare Ltd. (China)*	24,000	8,036
China Chemical & Pharmaceutical Co. Ltd. (Taiwan)	15,000	9,388
China Medical System Holdings Ltd. (China)	31,000	43,431
China Shineway Pharmaceutical Group Ltd. (China)	16,000	23,883
Chugai Pharmaceutical Co. Ltd. (Japan)	3,500	120,727
CSPC Pharmaceutical Group Ltd. (China)	40,000	39,496
Daiichi Sankyo Co. Ltd. (Japan)	21,800	402,876
Daito Pharmaceutical Co. Ltd. (Japan)	4,180	93,132
Eisai Co. Ltd. (Japan)	3,900	261,474
Eli Lilly & Co.	11,422	953,623
Endo International PLC*	1,603	127,679
Galenica AG (Switzerland)	81	84,482
GlaxoSmithKline PLC (United Kingdom), ADR	30,076	1,252,665
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. (China) (Class H Stock)	4,000	14,763
H. Lundbeck A/S (Denmark)*	2,935	56,471
Hisamitsu Pharmaceutical Co., Inc. (Japan)	1,500	58,231
Hospira, Inc.*	2,231	197,912

COMMON STOCKS (continued)	Shares	Value (Note 2)
Pharmaceuticals (continued)
Hua Han Bio-Pharmaceutical Holdings Ltd. (Hong Kong) (Class H Stock)	188,640	$35,255
Impax Laboratories, Inc.*	1,620	74,390
Indivior PLC (United Kingdom)*	50,111	176,999
Johnson & Johnson	41,325	4,027,535
Kaken Pharmaceutical Co. Ltd. (Japan)	12,000	418,938
Kalbe Farma Tbk PT (Indonesia)	176,700	22,166
Kissei Pharmaceutical Co. Ltd. (Japan)	4,000	101,504
KYORIN Holdings, Inc. (Japan)	22,600	460,776
Kyowa Hakko Kirin Co. Ltd. (Japan)	11,000	143,747
Mallinckrodt PLC*	1,424	167,633
Meda AB (Sweden) (Class A Stock)	7,563	105,246
Medicines Co. (The)*(a)	2,294	65,631
Merck & Co., Inc.	44,214	2,517,103
Merck KGaA (Germany)	3,316	330,574
Mitsubishi Tanabe Pharma Corp. (Japan)	7,600	113,862
Nichi-iko Pharmaceutical Co. Ltd. (Japan)	16,900	458,478
Nippon Shinyaku Co. Ltd. (Japan)	3,000	91,907
Novartis AG (Switzerland)	49,926	4,910,744
Novo Nordisk A/S (Denmark) (Class B Stock)	25,037	1,373,902
Ono Pharmaceutical Co. Ltd. (Japan)	1,600	174,632
Orion OYJ (Finland) (Class B Stock)	2,268	79,445
Otsuka Holdings Co. Ltd. (Japan)	18,100	576,724
Perrigo Co. PLC	2,442	451,355
Pfizer, Inc.	111,241	3,729,911
Pharmstandard OJSC (Russia), GDR*	4,627	20,451
Prestige Brands Holdings, Inc.*	1,287	59,511
Recordati SpA (Italy)	25,528	535,411
Richter Gedeon Nyrt (Hungary)	8,497	127,639
Roche Holding AG (Switzerland)	10,153	2,846,815
Rohto Pharmaceutical Co. Ltd. (Japan)	5,000	82,477
Sanofi (France)	33,313	3,295,660
Santen Pharmaceutical Co. Ltd. (Japan)	8,000	113,190
Sawai Pharmaceutical Co. Ltd. (Japan)	1,100	64,020
ScinoPharm Taiwan Ltd. (Taiwan)	3,000	3,417
Shanghai Fosun Pharmaceutical Group Co. Ltd. (China) (Class H Stock)	10,000	37,047
Shionogi & Co. Ltd. (Japan)	8,200	317,777
Shire PLC (Ireland)	6,378	512,466
Shire PLC (Ireland), ADR	634	153,105
Sihuan Pharmaceutical Holdings Group Ltd. (China)(g)	120,000	34,155
Sino Biopharmaceutical Ltd. (Hong Kong)	52,000	60,287
SSY Group Ltd. (Hong Kong)	62,000	22,563
Stada Arzneimittel AG (Germany)	1,991	67,161
Sumitomo Dainippon Pharma Co. Ltd. (Japan)	4,600	50,693
Taisho Pharmaceutical Holdings Co. Ltd. (Japan)	2,000	135,104
Takeda Pharmaceutical Co. Ltd. (Japan)	20,500	989,507
Teva Pharmaceutical Industries Ltd. (Israel), ADR	24,631	1,455,692
Tong Ren Tang Technologies Co. Ltd. (China) (Class H Stock)	23,000	38,929
Torii Pharmaceutical Co. Ltd. (Japan)	12,300	326,809
Towa Pharmaceutical Co. Ltd. (Japan)	900	57,585
Tsumura & Co. (Japan)	2,300	49,479
UCB SA (Belgium)	2,239	160,996

SEE NOTES TO FINANCIAL STATEMENTS.

A172

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Pharmaceuticals (continued)
United Laboratories International Holdings Ltd. (The) (Hong Kong)*	46,000	$33,240
YungShin Global Holding Corp. (Taiwan)	8,000	13,515
Zoetis, Inc.	3,455	166,600

		43,569,383

Professional Services — 0.1%
Adcorp Holdings Ltd. (South Africa)	6,622	17,690
Bureau Veritas SA (France)	4,833	111,410
Capita PLC (United Kingdom)	12,421	241,346
DKSH Holding AG (Switzerland)*	632	45,680
Equifax, Inc.	2,639	256,220
Experian PLC (United Kingdom)	13,741	249,925
FTI Consulting, Inc.*	1,977	81,531
Huron Consulting Group, Inc.*	369	25,863
IHS, Inc. (Class A Stock)*	1,249	160,659
Intertek Group PLC (United Kingdom)	3,657	140,611
McMillan Shakespeare Ltd. (Australia)	2,868	26,728
Meitec Corp. (Japan)	5,900	219,956
Nielsen NV	5,960	266,829
RPX Corp.*	1,503	25,401
SGS SA (Switzerland)	68	124,004
Stantec, Inc. (Canada)	4,800	140,272
Synergie SA (France)	2,799	68,153
Teleperformance (France)	2,131	150,551
Temp Holdings Co. Ltd. (Japan)	6,000	216,530
Towers Watson & Co. (Class A Stock)	1,353	170,207
Verisk Analytics, Inc. (Class A Stock)*	2,246	163,419
Weathernews, Inc. (Japan)	1,400	44,180

		2,947,165

Real Estate Investment Trusts (REITs) — 2.4%
Acadia Realty Trust	4,758	138,505
Activia Properties, Inc. (Japan)	15	127,027
Advance Residence Investment Corp. (Japan)	227	555,925
AEON REIT Investment Corp. (Japan), REIT	39	52,081
AG Mortgage Investment Trust, Inc.	3,230	55,814
Alexandria Real Estate Equities, Inc.	6,030	527,384
Allied Properties Real Estate Investment Trust (Canada)	2,700	76,612
Altisource Residential Corp.	2,463	41,502
American Assets Trust, Inc.	1,073	42,072
American Campus Communities, Inc.	10,619	400,230
American Capital Agency Corp.	18,537	340,525
American Capital Mortgage Investment Corp.	4,717	75,425
American Homes 4 Rent (Class A Stock)	15,517	248,893
American Tower Corp.	2,772	258,600
Annaly Capital Management, Inc.	45,322	416,509
Apartment Investment & Management Co. (Class A Stock)	8,325	307,442
Argosy Property Ltd. (New Zealand)	70,951	53,110
Artis Real Estate Investment Trust (Canada)	13,900	152,577
Ascendas Real Estate Investment Trust (Singapore)	197,100	359,851
Ashford Hospitality Prime, Inc.	1,232	18,505
Ashford Hospitality Trust, Inc.	4,263	36,065
Associated Estates Realty Corp.	6,172	176,704

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Investment Trusts (REITs) (continued)
AvalonBay Communities, Inc.	9,511	$1,520,524
Axis Real Estate Investment Trust (Malaysia)	17,300	15,819
Befimmo SA (Belgium)	2,708	165,465
Beni Stabili SpA (Italy)	86,309	64,064
Big Yellow Group PLC (United Kingdom)	47,327	474,058
BioMed Realty Trust, Inc.	13,912	269,058
Blackstone Mortgage Trust, Inc.	2,063	57,393
Boardwalk Real Estate Investment Trust (Canada)	4,200	190,429
Boston Properties, Inc.	10,048	1,216,210
Brandywine Realty Trust	10,073	133,769
British Land Co. PLC (The) (United Kingdom)	88,265	1,099,431
Brixmor Property Group, Inc.	853	19,730
BWP Trust (Australia)	26,789	63,151
Calloway Real Estate Investment Trust (Canada)	8,700	201,444
Cambridge Industrial Trust (Singapore)	31,000	15,766
Camden Property Trust	6,902	512,681
Canadian Apartment Properties REIT (Canada)	6,800	150,264
Canadian Real Estate Investment Trust (Canada)	4,000	135,949
Capital Property Fund (South Africa)*	151,352	177,900
CapitaLand Commercial Trust (Singapore)	237,200	274,531
CapitaLand Mall Trust (Singapore)	235,000	374,845
CapitaMalls Malaysia Trust (Malaysia)	35,300	12,537
Capstead Mortgage Corp.	7,200	79,920
Cathay No. 1 REIT (Taiwan)	126,000	74,410
CBL & Associates Properties, Inc.	9,400	152,280
Cedar Realty Trust, Inc.	3,891	24,902
Champion REIT (Hong Kong)	1,098,000	603,425
Charter Hall Group (Australia)	7,930	27,620
Charter Hall Retail REIT (Australia)	43,788	143,089
Chimera Investment Corp.	2,469	33,850
Cofinimmo SA (Belgium)	2,776	286,968
Colony Financial, Inc.	5,060	114,609
Columbia Property Trust, Inc.	13,280	326,024
Cominar Real Estate Investment Trust (Canada)	10,100	143,373
Concentradora Fibra Danhos SA de CV (Mexico)	27,900	65,359
Concentradora Fibra Hotelera Mexicana SA de CV (Mexico)	22,800	25,125
Corporate Office Properties Trust	10,459	246,205
Corrections Corp. of America	2,034	67,285
Cousins Properties, Inc.	11,293	117,221
Cromwell Property Group (Australia), REIT	413,115	326,534
Crown Castle International Corp.	3,139	252,062
Cubesmart	9,094	210,617
CYS Investments, Inc.	6,661	51,490
Daiwa House Residential Investment Corp. (Japan)	89	201,730
Daiwa Office Investment Corp. (Japan)	113	540,723
DCT Industrial Trust, Inc.	4,991	156,917
DDR Corp.(a)	16,779	259,403
Derwent London PLC (United Kingdom)	12,327	658,448
Dexus Property Group (Australia)	81,309	457,527
DiamondRock Hospitality Co.	11,040	141,422

SEE NOTES TO FINANCIAL STATEMENTS.

A173

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Investment Trusts (REITs) (continued)
Digital Realty Trust, Inc.	8,911	$594,185
Douglas Emmett, Inc.	7,963	214,523
Dream Office Real Estate Investment Trust (Canada)	4,900	96,274
Duke Realty Corp.	18,756	348,299
DuPont Fabros Technology, Inc.	5,555	163,595
EastGroup Properties, Inc.	1,793	100,820
Education Realty Trust, Inc.	2,753	86,334
Emira Property Fund (South Africa)	12,445	17,369
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S (Turkey)	54,112	55,721
EPR Properties	1,088	59,601
Equity Commonwealth*	12,957	332,606
Equity LifeStyle Properties, Inc.	6,369	334,882
Equity One, Inc.	4,370	101,996
Equity Residential	24,968	1,752,005
Essex Property Trust, Inc.	3,939	837,037
Eurocommercial Properties NV (Netherlands), CVA	5,178	216,776
Extra Space Storage, Inc.(a)	7,678	500,759
Federal Realty Investment Trust	4,330	554,630
Federation Centres (Australia), REIT	65,744	147,931
FelCor Lodging Trust, Inc.	6,101	60,278
Fibra Uno Administracion SA de CV (Mexico)	56,700	134,846
First Industrial Realty Trust, Inc.	6,056	113,429
First Potomac Realty Trust	2,943	30,313
Fonciere des Regions (France)	4,488	381,838
Fortune Real Estate Investment Trust (Hong Kong)	146,000	147,087
Fountainhead Property Trust (South Africa), UTS	88,755	63,396
Franklin Street Properties Corp.	4,980	56,324
Frasers Commercial Trust (Singapore)	12,000	13,622
Frontier Real Estate Investment Corp. (Japan)	40	178,982
Fukuoka REIT Corp. (Japan)	37	64,505
Gecina SA (France)	3,448	424,955
General Growth Properties, Inc.	41,493	1,064,710
Geo Group, Inc. (The)	2,338	79,866
Global One Real Estate Investment Corp. (Japan)	38	144,536
Goodman Group (Australia)	86,169	416,170
Goodman Property Trust (New Zealand)	83,962	67,127
Government Properties Income Trust(a)	4,922	91,303
GPT Group (The) (Australia)	155,443	512,444
Great Portland Estates PLC (United Kingdom)	41,222	502,536
Growthpoint Properties Ltd. (South Africa)	140,691	305,832
H&R Real Estate Investment Trust (Canada), UTS	14,900	267,699
Hammerson PLC (United Kingdom)	43,689	422,221
Hankyu REIT, Inc. (Japan)	74	82,361
Hatteras Financial Corp.	8,755	142,707
HCP, Inc.	36,935	1,347,019
Health Care REIT, Inc.	25,508	1,674,090
Healthcare Realty Trust, Inc.	9,632	224,040
Heiwa Real Estate REIT, Inc. (Japan)	52	39,401
Hersha Hospitality Trust	2,758	70,715
Highwoods Properties, Inc.	5,338	213,253

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Investment Trusts (REITs) (continued)
Home Properties, Inc.	5,056	$369,341
Hospitality Properties Trust	8,365	241,079
Host Hotels & Resorts, Inc.	42,174	836,310
Hulic REIT, Inc. (Japan)	46	65,515
Hyprop Investments Ltd. (South Africa)	16,091	160,037
ICADE (France)	1,315	94,060
Ichigo Real Estate Investment Corp. (Japan)	51	36,882
IGB Real Estate Investment Trust (Malaysia)	96,400	33,981
Industrial & Infrastructure Fund Investment Corp. (Japan)	7	31,609
Inland Real Estate Corp.	5,087	47,920
Intu Properties PLC (United Kingdom)	51,796	250,207
Invesco Mortgage Capital, Inc.	9,677	138,575
Investa Office Fund (Australia)	61,476	180,089
Iron Mountain, Inc.(a)	1,808	56,048
Is Gayrimenkul Yatirim Ortakligi A/S (Turkey)	8,287	5,080
Japan Excellent, Inc. (Japan)	121	139,693
Japan Hotel REIT Investment Corp. (Japan)	69	45,916
Japan Logistics Fund, Inc. (Japan)	60	120,617
Japan Prime Realty Investment Corp. (Japan)	71	220,445
Japan Real Estate Investment Corp. (Japan)	100	453,828
Japan Rental Housing Investments, Inc. (Japan)	61	42,845
Japan Retail Fund Investment Corp. (Japan)	207	413,936
Kenedix Office Investment Corp. (Japan)	119	596,051
Kenedix Residential Investment Corp. (Japan)	55	162,808
Keppel REIT (Singapore)	114,800	97,595
Kilroy Realty Corp.	6,109	410,219
Kimco Realty Corp.	23,042	519,367
Kite Realty Group Trust	4,718	115,449
Kiwi Property Group Ltd. (New Zealand)	66,291	57,691
KLCCP Stapled Group (Malaysia)	40,000	73,787
Klepierre (France)	11,841	522,064
Land Securities Group PLC (United Kingdom)	70,128	1,326,047
LaSalle Hotel Properties	6,279	222,653
Liberty Property Trust	14,678	472,925
Link REIT (The) (Hong Kong)	206,000	1,205,499
Londonmetric Property PLC (United Kingdom)	26,848	68,044
LTC Properties, Inc.	1,907	79,331
Macerich Co. (The)	9,824	732,870
Mack-Cali Realty Corp.	13,791	254,168
Mapletree Greater China Commercial Trust (Singapore), REIT	521,000	394,406
Mapletree Logistics Trust (Singapore)	94,700	79,453
MCUBS MidCity Investment Corp. (Japan)	28	85,654
Mercialys SA (France)	2,796	62,389
Mexico Real Estate Management SA de CV (Mexico)*	26,100	36,184
MFA Financial, Inc.	6,874	50,799
Mid-America Apartment Communities, Inc.	6,905	502,753
Mirvac Group (Australia)	111,015	158,161

SEE NOTES TO FINANCIAL STATEMENTS.

A174

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Investment Trusts (REITs) (continued)
Mori Hills REIT Investment Corp. (Japan)	89	$115,057
Mori Trust Sogo REIT, Inc. (Japan)	306	593,836
National Retail Properties, Inc.	1,990	69,670
New Residential Investment Corp.	4,957	75,545
New York REIT, Inc.	9,283	92,366
Nippon Accommodations Fund, Inc. (Japan)	14	54,026
Nippon Building Fund, Inc. (Japan)	109	477,041
Nomura Real Estate Office Fund, Inc. (Japan)	42	190,424
Nomura Real Estate Residential Fund, Inc. (Japan)	8	45,149
Orix JREIT, Inc. (Japan)	193	277,981
Outfront Media, Inc.	4,563	115,170
Parkway Properties, Inc.	4,730	82,491
Pavilion Real Estate Investment Trust (Malaysia)	30,200	11,926
Pebblebrook Hotel Trust	4,010	171,949
Pennsylvania Real Estate Investment Trust	3,806	81,220
PennyMac Mortgage Investment Trust	5,113	89,120
Piedmont Office Realty Trust, Inc. (Class A Stock)	14,973	263,375
PLA Administradora Industrial S de RL de CV (Mexico)*	6,400	12,521
Plum Creek Timber Co., Inc.	3,572	144,916
Post Properties, Inc.	4,965	269,947
Potlatch Corp.	2,080	73,466
Premier Investment Corp. (Japan)	23	126,653
ProLogis, Inc.	37,402	1,387,614
PS Business Parks, Inc.	1,046	75,469
Public Storage	9,146	1,686,248
Ramco-Gershenson Properties Trust	4,520	73,766
Rayonier, Inc.	5,334	136,284
Realty Income Corp.	3,380	150,038
Redefine Properties Ltd. (South Africa)	80,350	67,401
Redwood Trust, Inc.	5,768	90,558
Regal Real Estate Investment Trust (Hong Kong)	141,000	40,884
Regency Centers Corp.	5,218	307,758
REIT 1 Ltd. (Israel)	39,729	112,914
Resilient Property Income Fund Ltd. (South Africa)	7,564	59,941
Retail Properties of America, Inc. (Class A Stock)	8,732	121,637
Rexford Industrial Realty, Inc.	8,306	121,101
RioCan Real Estate Investment Trust (Canada)	16,100	345,074
RLJ Lodging Trust	3,619	107,774
Rouse Properties, Inc.(a)	1,944	31,784
SA Corporate Real Estate Fund Nominees Pty Ltd. (South Africa), UTS	57,635	21,697
Sabana Shari’ah Compliant Industrial Real Estate Investment Trust (Singapore)	86,000	54,275
Scentre Group (Australia)	479,382	1,384,796
Segro PLC (United Kingdom)	41,400	263,774
Sekisui House SI Residential Investment Corp. (Japan)	35	36,524
Select Income REIT	4,238	87,472
Senior Housing Properties Trust	19,192	336,820
Shaftesbury PLC (United Kingdom)	15,462	210,698
Silver Bay Realty Trust Corp.	2,468	40,204

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Investment Trusts (REITs) (continued)
Simon Property Group, Inc.	18,943	$3,277,518
SL Green Realty Corp.	6,916	759,999
Sovran Self Storage, Inc.	3,487	303,055
Starhill Global REIT (Singapore)	41,000	26,771
Starwood Property Trust, Inc.	8,030	173,207
Starwood Waypoint Residential Trust	3,816	90,668
Stockland (Australia)	71,087	224,473
Strategic Hotels & Resorts, Inc.*	14,844	179,909
Sun Communities, Inc.(a)	2,545	157,357
Sunstone Hotel Investors, Inc.	11,443	171,759
Suntec Real Estate Investment Trust (Singapore)	304,800	390,407
Sunway Real Estate Investment Trust (Malaysia)	105,100	42,898
Tanger Factory Outlet Centers, Inc.	9,237	292,813
Taubman Centers, Inc.	3,626	252,007
Tokyu REIT, Inc. (Japan)	89	109,862
Top REIT, Inc. (Japan)	24	101,324
Two Harbors Investment Corp.	17,129	166,836
UDR, Inc.	17,672	566,034
Unibail-Rodamco SE (France)	7,883	2,002,324
United Urban Investment Corp. (Japan)	229	323,388
Urban Edge Properties	6,984	145,197
Vastned Retail NV (Netherlands)	3,502	154,670
Ventas, Inc.	22,687	1,408,636
Vornado Realty Trust	11,376	1,079,924
Warehouses De Pauw SCA (Belgium)	1,538	118,808
Washington Real Estate Investment Trust(a)	7,876	204,382
Weingarten Realty Investors	6,265	204,803
Wereldhave NV (Netherlands)	3,968	226,028
Westfield Corp. (Australia)	156,898	1,102,011
Weyerhaeuser Co.	7,288	229,572
Workspace Group PLC (United Kingdom)	12,979	183,476
WP Carey, Inc.	1,142	67,309
WP GLIMCHER, Inc.	16,460	222,704
Xenia Hotels & Resorts, Inc.	9,156	199,051
Yuexiu Real Estate Investment Trust (Hong Kong)	358,000	197,129

		71,660,905

Real Estate Management & Development — 0.7%
Advancetek Enterprise Co. Ltd. (Taiwan)	15,000	11,473
AEON Mall Co. Ltd. (Japan)	8,280	155,049
Alexander & Baldwin, Inc.	1,678	66,113
Aliansce Shopping Centers SA (Brazil)	2,600	12,134
Allreal Holding AG (Switzerland)*	852	117,569
Atrium European Real Estate Ltd. (Netherlands)*	21,343	98,294
Attacq Ltd. (South Africa)*	18,480	33,722
Ayala Land, Inc. (Philippines)	342,900	283,469
Azrieli Group (Israel)	3,819	152,425
Beijing Capital Land Ltd. (China) (Class H Stock)	96,000	73,689
Belle Corp. (Philippines)	159,900	11,703
BR Malls Participacoes SA (Brazil)	26,800	126,712
BR Properties SA (Brazil)	9,100	30,732
Brookfield Asset Management, Inc. (Canada) (Class A Stock)	64,450	2,251,880
Buwog AG (Austria)*	7,433	144,456
CA Immobilien Anlagen AG (Austria)*	9,693	169,118

SEE NOTES TO FINANCIAL STATEMENTS.

A175

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Management & Development (continued)
Capital & Counties Properties PLC (United Kingdom)	64,758	$442,714
CapitaLand Ltd. (Singapore)	149,400	387,957
Carnival Group International Holdings Ltd. (Hong Kong)*	240,000	37,154
Castellum AB (Sweden)	20,493	288,004
Central China Real Estate Ltd. (China)	21,000	5,960
Central Pattana PCL (Thailand)	49,400	69,473
Cheung Kong Property Holdings Ltd. (Hong Kong)*	47,196	391,496
China Aoyuan Property Group Ltd. (China)	146,000	31,963
China Merchants Property Development Co. Ltd. (China) (Class B Stock)	19,200	52,645
China SCE Property Holdings Ltd. (China)*	190,000	45,101
China South City Holdings Ltd. (China)	224,000	77,267
China Vanke Co. Ltd. (China)	74,727	183,473
Chong Hong Construction Co. Ltd. (Taiwan)	8,400	19,070
CIFI Holdings Group Co. Ltd. (China)	184,000	48,186
Ciputra Property Tbk PT (Indonesia)*	273,800	11,690
Conwert Immobilien Invest SE (Austria)*	6,767	85,778
Corp. Inmobiliaria Vesta SAB de CV (Mexico)	18,600	30,295
Daibiru Corp. (Japan)	5,100	47,136
Daikyo, Inc. (Japan)	227,000	365,029
Daito Trust Construction Co. Ltd. (Japan)	1,400	144,893
Daiwa House Industry Co. Ltd. (Japan)	20,300	472,948
Dalian Wanda Commercial Properties Co. Ltd. (China)	27,000	217,176
Deutsche Euroshop AG (Germany)	2,478	108,850
Deutsche Wohnen AG (Germany)	9,128	209,268
Deyaar Development Pjsc (United Arab Emirates)*	515,254	112,365
Echo Investment SA (Poland)*	12,360	22,051
Emaar Properties PJSC (United Arab Emirates)	168,486	358,192
Fabege AB (Sweden)	17,135	233,500
Fantasia Holdings Group Co. Ltd. (China)	219,000	37,819
Farglory Land Development Co. Ltd. (Taiwan)	34,000	35,534
Fastighets AB Balder (Sweden) (Class B Stock)*	16,685	257,246
First Capital Realty, Inc. (Canada)	12,500	178,943
Forest City Enterprises, Inc. (Class A Stock)*	10,505	232,161
Franshion Properties China Ltd. (China)*	248,000	88,510
Gazit-Globe Ltd. (Israel)	5,949	70,901
Global Logistic Properties Ltd. (Singapore)	175,700	329,836
Globe Trade Centre SA (Poland)*	39,465	62,976
Glorious Property Holdings Ltd. (Hong Kong)*	276,000	43,081
Goldin Properties Holdings Ltd. (Hong Kong)*	62,000	65,396
Grainger PLC (United Kingdom)	21,248	76,287
Hang Lung Group Ltd. (Hong Kong)	113,000	497,369
Hang Lung Properties Ltd. (Hong Kong)	127,000	377,434
Heiwa Real Estate Co. Ltd. (Japan)	28,300	387,976
Henderson Land Development Co. Ltd. (Hong Kong)	71,500	488,770
Highwealth Construction Corp. (Taiwan)	50,500	120,398
Hongkong Land Holdings Ltd. (Hong Kong)	129,200	1,059,440

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Management & Development (continued)
Huaku Development Co. Ltd. (Taiwan)*	15,000	$32,561
Hulic Co. Ltd. (Japan)	24,500	217,123
Hung Poo Real Estate Development Corp. (Taiwan)	28,000	21,870
Hydoo International Holding Ltd. (China)	120,000	20,899
Hysan Development Co. Ltd. (Hong Kong)	76,000	329,116
Iguatemi Empresa de Shopping Centers SA (Brazil)	1,600	12,809
Immofinanz AG (Austria)*	129,966	306,955
Intershop Holding AG (Switzerland)	414	177,675
Jiangsu Future Land Co. Ltd. (China) (Class B Stock)	63,300	133,120
Joy City Property Ltd. (Hong Kong)	104,000	27,068
KEE TAI Properties Co. Ltd. (Taiwan)*	48,000	28,251
Kennedy-Wilson Holdings, Inc.	2,004	49,278
Kerry Properties Ltd. (Hong Kong)	94,500	370,422
Kungsleden AB (Sweden)	8,426	57,151
Lend Lease Group (Australia)	14,325	165,630
LPS Brasil Consultoria de Imoveis SA (Brazil)	2,300	3,825
MBK PCL (Thailand)	134,700	62,613
Mingfa Group International Co. Ltd. (Hong Kong)*	88,000	21,878
Mitsui Fudosan Co. Ltd. (Japan)	54,000	1,511,077
MKH Bhd (Malaysia)	28,200	15,929
Mobimo Holding AG (Switzerland)*	508	103,548
Modernland Realty Tbk PT (Indonesia)	611,800	24,052
Multiplan Empreendimentos Imobiliarios SA (Brazil)	1,400	21,654
Nexity SA (France)	2,053	80,565
NTT Urban Development Corp. (Japan)	5,800	57,610
Parque Arauco SA (Chile)	22,625	43,008
Prince Housing & Development Corp. (Taiwan)	107,000	40,424
PSP Swiss Property AG (Switzerland)*	3,539	303,101
Radium Life Tech Co. Ltd. (Taiwan)*	63,000	27,657
Renhe Commercial Holdings Co. Ltd. (China)*	1,750,000	144,487
Robinsons Land Corp. (Philippines)	109,000	70,814
Rojana Industrial Park PCL (Thailand)	39,780	8,716
Savills PLC (United Kingdom)	6,056	89,981
Sentul City Tbk PT (Indonesia)	1,137,700	8,159
Shanghai Industrial Urban Development Group Ltd. (China)*	142,000	38,235
Shui On Land Ltd. (China)	404,500	114,658
Siam Future Development PCL (Thailand)	112,724	19,524
SM Prime Holdings, Inc. (Philippines)	724,900	321,211
Soho China Ltd. (China)	162,000	105,419
SP Setia Bhd (Malaysia)	27,100	22,266
St. Joe Co. (The)*	3,613	56,110
Sun Hung Kai Properties Ltd. (Hong Kong)	79,704	1,289,832
Supalai PCL (Thailand)	58,200	32,395
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	31,500	395,545
Swire Properties Ltd. (Hong Kong)	59,800	190,731
Swiss Prime Site AG (Switzerland)*	6,811	516,862
TAG Immobilien AG (Germany)	6,811	79,716
Taiwan Land Development Corp. (Taiwan)	48,000	18,668
TICON Industrial Connection PCL (Thailand) (Class F Stock)	58,900	24,414

SEE NOTES TO FINANCIAL STATEMENTS.

A176

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Management & Development (continued)
Times Property Holdings Ltd. (China)	45,000	$19,158
Tokyu Fudosan Holdings Corp. (Japan)	28,400	218,882
Tropicana Corp. Bhd (Malaysia)*	41,735	11,169
UOL Group Ltd. (Singapore)	36,000	184,780
Wheelock & Co. Ltd. (Hong Kong)	45,000	229,620
Wuzhou International Holdings Ltd. (China)*	80,000	15,495
Yanlord Land Group Ltd. (Singapore)	52,800	44,264
Yuexiu Property Co. Ltd. (China)	738,000	160,669
Yuzhou Properties Co. Ltd. (China)	273,000	70,141
Zall Development Group Ltd. (China)*	134,000	53,589
Zhong An Real Estate Ltd. (China)*	66,000	8,685

		21,479,313

Road & Rail — 0.3%
Asciano Ltd. (Australia)	30,831	157,986
Aurizon Holdings Ltd. (Australia)	14,145	55,877
BTS Group Holdings PCL (Thailand)	150,900	44,677
Canadian National Railway Co. (Canada)	14,000	807,718
Canadian Pacific Railway Ltd. (Canada)	2,400	384,346
Central Japan Railway Co. (Japan)	6,000	1,082,727
CJ Korea Express Co. Ltd. (South Korea)*	343	59,553
ComfortDelGro Corp. Ltd. (Singapore)	44,000	102,183
Cosan Logistica SA (Brazil)	2,100	1,574
CSX Corp.	18,169	593,218
Dazhong Transportation Group Co. Ltd. (China)	8,100	10,619
East Japan Railway Co. (Japan)	12,500	1,123,740
FirstGroup PLC (United Kingdom)*	65,409	122,700
Guangshen Railway Co. Ltd. (China) (Class H Stock)	90,000	49,498
Hankyu Hanshin Holdings, Inc. (Japan)	36,000	212,507
Heartland Express, Inc.	3,609	73,010
Hitachi Transport System Ltd. (Japan)	3,900	64,733
J.B. Hunt Transport Services, Inc.	1,387	113,859
Keikyu Corp. (Japan)	6,000	45,260
Keio Corp. (Japan)	24,000	171,668
Keisei Electric Railway Co. Ltd. (Japan)	13,000	154,562
Kintetsu Group Holdings Co. Ltd. (Japan)	28,000	95,351
Knight Transportation, Inc.	3,273	87,520
Landstar System, Inc.	1,093	73,089
Localiza Rent A Car SA (Brazil)	1,700	16,830
MTR Corp. Ltd. (Hong Kong)	42,730	198,805
Nagoya Railroad Co. Ltd. (Japan)	29,000	108,432
Nankai Electric Railway Co. Ltd. (Japan)	13,000	58,352
National Express Group PLC (United Kingdom)	22,315	107,827
Nippon Express Co. Ltd. (Japan)	36,000	176,883
Nippon Konpo Unyu Soko Co. Ltd. (Japan)	5,100	88,909
Norfolk Southern Corp.	5,857	511,668
Northgate PLC (United Kingdom)	7,478	67,480
Odakyu Electric Railway Co. Ltd. (Japan)	9,000	83,972
Old Dominion Freight Line, Inc.*	1,295	88,843
Rumo Logistica Operadora Multimodal SA (Brazil)*	52,691	21,693
Sankyu, Inc. (Japan)	14,000	76,453
Seino Holdings Co. Ltd. (Japan)	10,000	111,951
Senko Co. Ltd. (Japan)	8,000	50,650
SMRT Corp. Ltd. (Singapore)	73,000	83,450
Tobu Railway Co. Ltd. (Japan)	24,000	103,091
Tokyu Corp. (Japan)	24,000	160,624

COMMON STOCKS (continued)	Shares	Value (Note 2)
Road & Rail (continued)
Union Pacific Corp.	13,679	$1,304,566
Werner Enterprises, Inc.	2,409	63,236
West Japan Railway Co. (Japan)	7,900	505,435

		9,677,125

Semiconductors & Semiconductor Equipment — 0.5%
Advanced Semiconductor Engineering, Inc. (Taiwan)	174,000	235,754
ams AG (Austria)	1,971	86,203
Analog Devices, Inc.	5,350	343,390
Ardentec Corp. (Taiwan)	28,278	24,040
ARM Holdings PLC (United Kingdom)	7,997	130,861
ARM Holdings PLC (United Kingdom), ADR	5,383	265,220
ASM International NV (Netherlands)	8,813	407,703
ASML Holding NV (Netherlands)	8,381	871,772
Dialog Semiconductor PLC (Germany)*	8,289	448,227
Disco Corp. (Japan)	1,000	82,669
Etron Technology, Inc. (Taiwan)*	33,000	19,265
Everlight Electronics Co. Ltd. (Taiwan)	12,000	23,006
Formosa Advanced Technologies Co. Ltd. (Taiwan)	27,000	18,974
Global Mixed Mode Technology, Inc. (Taiwan)*	5,000	12,635
Global Unichip Corp. (Taiwan)	3,000	7,437
Greatek Electronics, Inc. (Taiwan)	27,000	31,626
Hanergy Thin Film Power Group Ltd. (Hong Kong)*	148,000	41,440
Hermes Microvision, Inc. (Taiwan)	1,000	64,937
Holtek Semiconductor, Inc. (Taiwan)	7,000	11,190
Hua Hong Semiconductor Ltd. (Hong Kong)*	19,000	25,247
Intel Corp.	107,520	3,270,221
King Yuan Electronics Co. Ltd. (Taiwan)*	59,000	51,534
Kinsus Interconnect Technology Corp. (Taiwan)	9,000	24,662
Lextar Electronics Corp. (Taiwan)*	22,000	14,291
Linear Technology Corp.	2,296	101,552
Macronix International (Taiwan)*	126,000	24,376
Maxim Integrated Products, Inc.	5,142	177,785
MediaTek, Inc. (Taiwan)	30,000	410,088
Megachips Corp. (Japan)	2,100	26,093
Melexis NV (Belgium)	6,436	374,065
Nanya Technology Corp. (Taiwan)*	9,000	15,065
Phison Electronics Corp. (Taiwan)	4,000	34,625
Pixart Imaging, Inc. (Taiwan)*	6,000	19,620
Powertech Technology, Inc. (Taiwan)*	37,000	80,062
Radiant Opto-Electronics Corp. (Taiwan)	17,000	63,041
Rohm Co. Ltd. (Japan)	3,600	241,197
SDI Corp. (Taiwan)	6,000	6,454
Semiconductor Manufacturing International Corp. (China)*	1,637,000	178,443
Shinko Electric Industries Co. Ltd. (Japan)	47,200	340,336
Shunfeng International Clean Energy Ltd. (China)*	46,000	25,484
Sigurd Microelectronics Corp. (Taiwan)	22,000	19,886
Silicon Laboratories, Inc.*	1,311	70,807
Silicon Motion Technology Corp. (Taiwan), ADR	1,000	34,610
Siliconware Precision Industries Co. Ltd. (Taiwan)	86,000	131,218

SEE NOTES TO FINANCIAL STATEMENTS.

A177

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Semiconductors & Semiconductor Equipment (continued)
Sitronix Technology Corp. (Taiwan)	3,000	$9,767
SK Hynix, Inc. (South Korea)	24,919	944,468
Sonix Technology Co. Ltd. (Taiwan)	11,000	15,059
STMicroelectronics NV (Switzerland)	18,849	154,279
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	99,800	2,266,458
Texas Instruments, Inc.	15,053	775,380
Tokyo Electron Ltd. (Japan)	4,400	279,651
Topco Scientific Co. Ltd. (Taiwan)	13,260	24,931
Transcend Information, Inc. (Taiwan)	9,000	33,118
Tyntek Corp. (Taiwan)*	18,000	8,803
Win Semiconductors Corp. (Taiwan)	31,000	43,156
Xilinx, Inc.	3,880	171,341
Xinyi Solar Holdings Ltd. (China)	50,000	20,715
Youngtek Electronics Corp. (Taiwan)	11,109	20,772

		13,655,009

Software — 0.6%
ACI Worldwide, Inc.*	2,732	67,125
Activision Blizzard, Inc.	10,798	261,420
Adobe Systems, Inc.*	5,370	435,024
Altium Ltd. (Australia)	102,945	351,492
ANSYS, Inc.*	1,308	119,342
Aspen Technology, Inc.*	1,135	51,699
Asseco Poland SA (Poland)	6,180	95,087
Aveva Group PLC (United Kingdom)	1,550	44,032
Boyaa Interactive International Ltd. (China)	19,000	14,194
CA, Inc.	7,702	225,592
Capcom Co. Ltd. (Japan)	2,900	56,141
CD Projekt SA (Poland)*	2,706	17,115
Cdk Global, Inc.	1,973	106,503
Cyberlink Corp. (Taiwan)	7,000	18,514
Dassault Systemes SA (France)	2,414	175,243
Electronic Arts, Inc.*	4,638	308,427
FactSet Research Systems, Inc.	425	69,067
FleetMatics Group PLC*(a)	1,254	58,725
Fuji Soft, Inc. (Japan)	2,200	44,780
Globo PLC (United Kingdom)*	154,256	125,428
Intuit, Inc.	3,814	384,337
King Digital Entertainment PLC (Ireland)*(a)	2,320	33,060
Kingdee International Software Group Co. Ltd. (China)	28,000	16,653
Kingsoft Corp. Ltd. (China)	9,000	30,304
Konami Corp. (Japan)	6,200	115,246
KongZhong Corp. (China), ADR	3,100	22,754
Linx SA (Brazil)	1,000	15,487
Microsoft Corp.	147,778	6,524,399
Netdragon Websoft, Inc. (Hong Kong)	11,500	43,949
NICE Systems Ltd. (Israel), ADR	2,299	146,193
Nintendo Co. Ltd. (Japan)	3,200	533,848
NQ Mobile, Inc. (China), ADR*	4,100	21,648
Nsd Co. Ltd. (Japan)	27,500	363,422
Open Text Corp. (Canada)	3,100	125,911
Oracle Corp.	62,976	2,537,933
Perfect World Co. Ltd. (China), ADR*	2,300	45,586
Sage Group PLC (The) (United Kingdom)	36,278	292,019
SAP SE (Germany)	21,615	1,514,702
Shanda Games Ltd. (China), ADR*	10,800	74,304
SimCorp A/S (Denmark)	3,587	142,850
Software AG (Germany)	2,880	78,919

COMMON STOCKS (continued)	Shares	Value (Note 2)
Software (continued)
Solera Holdings, Inc.	1,326	$59,087
Square Enix Holdings Co. Ltd. (Japan)	3,500	77,378
SS&C Technologies Holdings, Inc.	1,261	78,813
Symantec Corp.	15,653	363,932
Synopsys, Inc.*	3,586	181,631
Totvs SA (Brazil)	1,500	18,811
Trend Micro, Inc. (Japan)	2,400	82,096
UBISOFT Entertainment (France)*	26,584	475,288
V1 Group Ltd. (Hong Kong)*	254,000	25,559
Zynga, Inc. (Class A Stock)*	9,611	27,487

		17,098,556

Specialty Retail — 0.5%
Aaron’s, Inc.*	3,674	133,036
Adastria Holding Co. Ltd. (Japan)	840	30,030
Advance Auto Parts, Inc.	1,288	205,166
Alpen Co. Ltd. (Japan)	1,700	27,264
American Eagle Outfitters, Inc.	3,625	62,423
AOKI Holdings, Inc. (Japan)	2,600	37,078
Aoyama Trading Co. Ltd. (Japan)	3,500	141,398
Ascena Retail Group, Inc.*	4,694	78,179
Autobacs Seven Co. Ltd. (Japan)	5,500	91,977
AutoNation, Inc.*	1,874	118,025
Baoxin Auto Group Ltd. (China)	41,500	26,394
Barnes & Noble, Inc.*	992	25,752
Bed Bath & Beyond, Inc.*	5,331	367,732
Best Buy Co., Inc.	5,798	189,073
Bic Camera, Inc. (Japan)	4,300	54,176
Buckle, Inc. (The)(a)	852	38,996
Cashbuild Ltd. (South Africa)	1,619	40,056
Cato Corp. (The) (Class A Stock)	1,561	60,504
Children’s Place, Inc. (The)	848	55,468
China Harmony New Energy Auto Holding Ltd. (China)	21,000	23,439
Chiyoda Co. Ltd. (Japan)	1,500	35,206
Cia Hering (Brazil)	4,000	15,516
CST Brands, Inc.	1,360	53,122
DCM Holdings Co. Ltd. (Japan)	8,900	87,147
Dick’s Sporting Goods, Inc.	1,382	71,546
DSW, Inc. (Class A Stock)	1,735	57,897
E-LIFE MALL Corp. (Taiwan)	8,000	16,377
Esprit Holdings Ltd. (Hong Kong)	95,800	89,658
Express, Inc.*	1,570	28,433
Fast Retailing Co. Ltd. (Japan)	700	317,430
Fielmann AG (Germany)	1,294	87,947
Finish Line, Inc. (The) (Class A Stock)	1,428	39,727
Foot Locker, Inc.	2,405	161,159
GameStop Corp. (Class A Stock)(a)	4,208	180,776
Gap, Inc. (The)	5,310	202,683
Geo Holdings Corp. (Japan)	13,500	166,048
Giordano International Ltd. (Hong Kong)	66,000	35,675
GNC Holdings, Inc. (Class A Stock)	2,378	105,773
GOME Electrical Appliances Holding Ltd. (China)	789,868	174,062
Groupe Fnac (France)*	1,778	106,603
Halfords Group PLC (United Kingdom)	48,426	401,590
Haverty Furniture Cos., Inc.	1,125	24,323
Hennes & Mauritz AB (Sweden) (Class B Stock)	9,335	359,292
Holdsport Ltd. (South Africa)	3,863	16,670

SEE NOTES TO FINANCIAL STATEMENTS.

A178

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Specialty Retail (continued)
Home Depot, Inc. (The)	15,852	$1,761,633
Home Product Center PCL (Thailand)	62,948	12,580
Honeys Co. Ltd. (Japan)	3,070	26,074
Hotel Shilla Co. Ltd. (South Korea)	978	97,771
Inditex SA (Spain)	11,964	390,234
Indomobil Sukses Internasional Tbk PT (Indonesia)	41,400	11,800
JB Hi-Fi Ltd. (Australia)(a)	28,585	429,151
JD Group Ltd. (South Africa)*	8,544	23,779
Kingfisher PLC (United Kingdom)	100,765	549,619
Kohnan Shoji Co. Ltd. (Japan)	7,000	90,884
Komeri Co. Ltd. (Japan)	14,000	319,956
Konaka Co. Ltd. (Japan)	3,100	18,357
K’s Holdings Corp. (Japan)	2,500	90,041
Lewis Group Ltd. (South Africa)	3,226	26,143
Lookers PLC (United Kingdom)	122,304	304,766
Lowe’s Cos., Inc.	12,722	851,992
Men’s Wearhouse, Inc. (The)	1,046	67,017
Mobilezone Holding AG (Switzerland)	20,089	367,423
Monro Muffler Brake, Inc.(a)	631	39,223
Nishimatsuya Chain Co. Ltd. (Japan)	7,200	72,437
Nitori Holdings Co. Ltd. (Japan)	2,200	179,363
O’Reilly Automotive, Inc.*	1,874	423,487
Outerwall, Inc.	1,102	83,873
Pou Sheng International Holdings Ltd. (Hong Kong)*	131,000	15,210
Premier Investments Ltd. (Australia)	43,940	432,042
Rent-A-Center, Inc.	2,167	61,434
Restoration Hardware Holdings, Inc.*	423	41,297
Rona, Inc. (Canada)	7,400	89,938
Ross Stores, Inc.	6,848	332,881
Sanrio Co. Ltd. (Japan)	1,400	38,039
Shimachu Co. Ltd. (Japan)	3,300	95,141
Shimamura Co. Ltd. (Japan)	1,100	115,488
Staples, Inc.	23,476	359,418
Super Group Ltd. (South Africa)*	9,923	25,717
Super Retail Group Ltd. (Australia)	6,463	45,483
TJX Cos., Inc. (The)	10,654	704,975
Tractor Supply Co.	1,589	142,915
Tsann Kuen Enterprise Co. Ltd. (Taiwan)*	6,000	4,638
Ulta Salon Cosmetics & Fragrance, Inc.*	792	122,324
Urban Outfitters, Inc.*	2,457	85,995
USS Co. Ltd. (Japan)	4,000	72,140
Valora Holding AG (Switzerland)*	388	76,229
Via Varejo SA (Brazil)	5,800	20,949
Vitamin Shoppe, Inc.*	971	36,189
WH Smith PLC (United Kingdom)	7,720	185,138
Williams-Sonoma, Inc.	1,414	116,330
World Duty Free SpA (Italy)*	2,169	24,321
Xebio Co. Ltd. (Japan)	2,400	46,880
Yamada Denki Co. Ltd. (Japan)	67,700	270,819
Yellow Hat Ltd. (Japan)	5,000	97,255
Zhongsheng Group Holdings Ltd. (China)	45,500	31,955

		14,569,569

Technology Hardware, Storage & Peripherals — 0.9%
Advantech Co. Ltd. (Taiwan)	6,596	45,290
Apple, Inc.	116,522	14,614,772
Asustek Computer, Inc. (Taiwan)	28,000	272,691
Aten International Co. Ltd. (Taiwan)	5,000	14,796

COMMON STOCKS (continued)	Shares	Value (Note 2)
Technology Hardware, Storage & Peripherals (continued)
Cal-Comp Electronics Thailand PCL (Thailand) (Class F Stock)	263,554	$26,999
Canon, Inc. (Japan)	45,500	1,475,946
Chicony Electronics Co. Ltd. (Taiwan)	18,090	48,555
CMC Magnetics Corp. (Taiwan)*	277,000	32,845
Coolpad Group Ltd. (China)	120,000	41,504
Diebold, Inc.	2,365	82,775
Eizo Corp. (Japan)	3,600	82,763
Elitegroup Computer Systems Co. Ltd. (Taiwan)	27,216	27,722
EMC Corp.	41,883	1,105,292
FUJIFILM Holdings Corp. (Japan)	25,800	920,751
Getac Technology Corp. (Taiwan)	38,000	29,732
Gigabyte Technology Co. Ltd. (Taiwan)	30,000	30,421
Hewlett-Packard Co.	53,133	1,594,521
HTC Corp. (Taiwan)*	19,000	44,248
IEI Integration Corp. (Taiwan)	11,660	20,397
Inventec Corp. (Taiwan)	131,000	90,639
Japan Digital Laboratory Co. Ltd. (Japan)	3,500	48,902
JCY International Bhd (Malaysia)	28,800	5,377
KYE Systems Corp. (Taiwan)	19,836	6,713
Lenovo Group Ltd. (China)	112,000	154,847
Lexmark International, Inc. (Class A Stock)	1,953	86,323
Lite-On Technology Corp. (Taiwan)	101,724	119,346
Melco Holdings, Inc. (Japan)	2,700	50,975
Micro-Star International Co. Ltd. (Taiwan)	46,000	46,502
Mitac Holdings Corp. (Taiwan)	65,000	69,766
Neopost SA (France)	2,368	101,890
NetApp, Inc.	7,087	223,666
Pegatron Corp. (Taiwan)	60,000	175,557
Portwell, Inc. (Taiwan)	12,000	19,496
Primax Electronics Ltd. (Taiwan)	23,000	29,115
QLogic Corp.*	3,697	52,460
Quanta Computer, Inc. (Taiwan)	86,000	203,363
Quanta Storage, Inc. (Taiwan)	16,000	14,944
Ricoh Co. Ltd. (Japan)	41,100	425,753
Riso Kagaku Corp. (Japan)	4,200	79,444
Samsung Electronics Co. Ltd. (South Korea)	4,193	4,757,320
Seiko Epson Corp. (Japan)	9,200	163,028
TCL Communication Technology Holdings Ltd. (China)	21,000	19,627
Wacom Co. Ltd. (Japan)	2,700	9,794
Wincor Nixdorf AG (Germany)	1,513	59,468

		27,526,335

Textiles, Apparel & Luxury Goods — 0.3%
361 Degrees International Ltd. (China)	63,000	20,791
Adidas AG (Germany)	5,933	453,961
Aksa Akrilik Kimya Sanayii A/S (Turkey)	4,217	17,229
Anta Sports Products Ltd. (China)	22,000	53,357
Asics Corp. (Japan)	4,800	123,999
Belle International Holdings Ltd. (Hong Kong)	157,000	180,868
Bijou Brigitte AG (Germany)	651	40,795
Bosideng International Holdings Ltd. (Hong Kong)	182,000	23,689
Brunello Cucinelli SpA (Italy)(a)	2,715	50,851
Carnival Industrial Corp. (Taiwan)	95,000	21,855
Carter’s, Inc.	1,261	134,044

SEE NOTES TO FINANCIAL STATEMENTS.

A179

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Textiles, Apparel & Luxury Goods (continued)
CCC SA (Poland)	636	$29,451
China Dongxiang Group Co. (China)	238,000	62,856
China Lilang Ltd. (China)	32,000	36,625
Christian Dior SA (France)	1,506	294,829
Daphne International Holdings Ltd. (China)	76,000	19,021
Eclat Textile Co. Ltd. (Taiwan)	4,120	67,602
Feng TAY Enterprise Co. Ltd. (Taiwan)	8,400	48,753
Fila Korea Ltd. (South Korea)	1,003	99,810
Formosa Taffeta Co. Ltd. (Taiwan)	75,000	79,594
Fujibo Holdings, Inc. (Japan)	27,000	62,584
Gildan Activewear, Inc. (Canada)	6,200	205,955
Grendene SA (Brazil)	2,500	13,637
Gunze Ltd. (Japan)	24,000	65,645
Handsome Co. Ltd. (South Korea)	1,910	61,063
Hanesbrands, Inc.	6,140	204,585
Hansae Co. Ltd. (South Korea)	1,645	56,216
Hermes International (France)	383	143,005
Hugo Boss AG (Germany)	597	66,742
Japan Wool Textile Co. Ltd. (The) (Japan)	48,000	369,702
Kering (France)	2,439	436,063
Kwong Fong Industries Corp. (Taiwan)*	26,400	13,733
Lealea Enterprise Co. Ltd. (Taiwan)*	107,258	35,293
LF Corp. (South Korea)	2,090	56,694
Li Ning Co. Ltd. (China)*	67,291	30,710
Li Peng Enterprise Co. Ltd. (Taiwan)*	73,000	23,901
LPP SA (Poland)	19	33,592
Luthai Textile Co. Ltd. (China) (Class B Stock)	8,200	13,096
Luxottica Group SpA (Italy)	1,755	116,739
LVMH Moet Hennessy Louis Vuitton SA (France)	6,269	1,102,158
Makalot Industrial Co. Ltd. (Taiwan)	4,352	37,425
Michael Kors Holdings Ltd.*	4,267	179,598
Nien Hsing Textile Co. Ltd. (Taiwan)	17,000	14,797
NIKE, Inc. (Class B Stock)	8,828	953,601
Onward Holdings Co. Ltd. (Japan)	9,000	62,053
Pegas Nonwovens SA (Czech Republic)	2,636	89,004
POU Chen Corp. (Taiwan)	109,000	155,488
Prada SpA (Italy)	14,000	67,302
Puma SE (Germany)	269	42,720
Ralph Lauren Corp.	1,098	145,331
Safilo Group SpA (Italy)*	2,483	35,771
Samsonite International SA	32,400	112,019
Sanyo Shokai Ltd. (Japan)	15,000	41,260
Shanghai Haixin Group Co. (China) (Class B Stock)*	22,200	19,314
Shenzhou International Group Holdings Ltd. (China)	22,000	106,998
Sitoy Group Holdings Ltd. (Hong Kong)	81,000	53,815
Tainan Enterprises Co. Ltd. (Taiwan)	13,000	12,427
Tainan Spinning Co. Ltd. (Taiwan)	80,340	41,143
Taiwan Paiho Ltd. (Taiwan)	14,000	39,470
Texwinca Holdings Ltd. (Hong Kong)	48,000	50,963
TSI Holdings Co. Ltd. (Japan)	10,800	74,732
Vera Bradley, Inc.*	646	7,280
VF Corp.	5,578	389,010
Wacoal Holdings Corp. (Japan)	9,000	105,181
Weiqiao Textile Co. (China) (Class H Stock)	55,500	39,102
Wolverine World Wide, Inc.	2,772	78,947
XTEP International Holdings Ltd. (China)	48,000	17,573

COMMON STOCKS (continued)	Shares	Value (Note 2)
Textiles, Apparel & Luxury Goods (continued)
Yondoshi Holdings, Inc. (Japan)	1,500	$36,422
Youngone Corp. (South Korea)	830	40,939
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	35,000	117,072
Zig Sheng Industrial Co. Ltd. (Taiwan)	53,000	24,654

		8,162,504

Thrifts & Mortgage Finance
Astoria Financial Corp.	5,057	69,736
BofI Holding, Inc.*(a)	528	55,815
Capitol Federal Financial, Inc.	8,398	101,112
EverBank Financial Corp.	4,092	80,408
Genworth MI Canada, Inc. (Canada)(a)	3,900	102,418
Home Loan Servicing Solutions Ltd.	3,642	2,513
Hudson City Bancorp, Inc.	13,510	133,479
New York Community Bancorp, Inc.(a)	12,145	223,225
Northwest Bancshares, Inc.	9,277	118,931
Paragon Group of Cos. PLC (United Kingdom)	41,518	269,971
Provident Financial Services, Inc.	2,862	54,349
Washington Federal, Inc.	6,528	152,429

		1,364,386

Tobacco — 0.1%
Altria Group, Inc.	5,660	276,831
British American Tobacco PLC (United Kingdom)	20,009	1,077,328
Gudang Garam Tbk PT (Indonesia)	8,800	29,704
Imperial Tobacco Group PLC (United Kingdom)	17,371	836,621
Japan Tobacco, Inc. (Japan)	25,800	917,171
KT&G Corp. (South Korea)	3,909	332,569
Reynolds American, Inc.	4,259	317,977
Souza Cruz SA (Brazil)	2,800	22,109
Universal Corp.	1,887	108,163

		3,918,473

Trading Companies & Distributors — 0.1%
AerCap Holdings NV (Netherlands)*	1,987	90,985
AKR Corporindo Tbk PT (Indonesia)	40,700	18,058
BayWa AG (Germany)	1,722	58,296
Brenntag AG (Germany)	4,075	233,830
Bunzl PLC (United Kingdom)	7,141	194,801
CITIC Resources Holdings Ltd. (China)*	172,000	47,485
Eqstra Holdings Ltd. (South Africa)*	29,348	6,393
Fastenal Co.(a)	3,669	154,758
Ferreycorp SAA (Peru)	147,987	66,093
Fly Leasing Ltd. (Ireland), ADR	1,437	22,561
Hudaco Industries Ltd. (South Africa)	2,958	31,608
Inaba Denki Sangyo Co. Ltd. (Japan)	3,200	111,320
Inabata & Co. Ltd. (Japan)	17,500	191,352
Invicta Holdings Ltd. (South Africa)	2,033	11,697
Iwatani Corp. (Japan)	15,000	95,066
Kamei Corp. (Japan)	14,200	132,732
Kanamoto Co. Ltd. (Japan)	1,100	27,886
Kuroda Electric Co. Ltd. (Japan)	6,400	119,105
Mills Estruturas e Servicos de Engenharia SA (Brazil)*	4,000	8,556
MISUMI Group, Inc. (Japan)	6,500	92,278

SEE NOTES TO FINANCIAL STATEMENTS.

A180

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Trading Companies & Distributors (continued)
MSC Industrial Direct Co., Inc. (Class A Stock)	1,416	$98,794
Nagase & Co. Ltd. (Japan)	7,700	106,116
Nishio Rent All Co. Ltd. (Japan)	2,100	52,471
NOW, Inc.*	3,075	61,223
Solar A/S (Denmark) (Class B Stock)	615	33,512
Tomoe Engineering Co. Ltd. (Japan)	2,200	29,928
Toromont Industries Ltd. (Canada)	3,100	77,537
W.W. Grainger, Inc.(a)	953	225,527
Wakita & Co. Ltd. (Japan)	5,300	54,029
Watsco, Inc.(a)	697	86,247

		2,540,244

Transportation Infrastructure — 0.1%
Abertis Infraestructuras SA (Spain)	8,081	132,707
Aeroports de Paris (France)	1,258	142,105
Airports of Thailand PCL (Thailand)	8,100	72,665
Ansaldo STS SpA (Italy)	40,352	419,959
ASTM SpA (Italy)	9,608	126,507
Atlantia SpA (Italy)	17,625	435,477
Auckland International Airport Ltd. (New Zealand)	31,164	104,302
Bangkok Expressway PCL (Thailand)	27,900	32,629
BBA Aviation PLC (United Kingdom)	35,778	169,421
Beijing Capital International Airport Co. Ltd. (China) (Class H Stock)	64,000	73,691
CCR SA (Brazil)	6,900	33,223
China Dredging Environment Protection Holdings Ltd. (China)*	36,000	7,289
China Merchants Holdings International Co. Ltd. (China)	46,000	197,057
Citra Marga Nusaphala Persada Tbk PT (Indonesia)	120,625	20,040
Cosco International Holdings Ltd. (China)	32,000	20,424
COSCO Pacific Ltd. (China)	64,000	86,764
EcoRodovias Infraestrutura e Logistica SA (Brazil)	3,500	8,758
Flughafen Wien AG (Austria)	563	48,845
Flughafen Zuerich AG (Switzerland)	723	559,679
Fraport AG Frankfurt Airport Services Worldwide (Germany)	2,358	148,112
Grupo Aeroportuario del Pacifico SAB de CV (Mexico), ADR	1,010	69,175
Grupo Aeroportuario del Sureste SAB de CV (Mexico), ADR	360	51,073
Hamburger Hafen und Logistik AG (Germany)	4,011	81,096
Hopewell Highway Infrastructure Ltd. (Hong Kong)	5,050	2,480
Hutchison Port Holdings Trust (Singapore), UTS	230,000	144,900
Japan Airport Terminal Co. Ltd. (Japan)	1,000	54,426
Jiangsu Expressway Co. Ltd. (China) (Class H Stock)	46,000	60,348
Kamigumi Co. Ltd. (Japan)	12,000	112,642
Malaysia Airports Holdings Bhd (Malaysia)	19,400	31,898
Mitsubishi Logistics Corp. (Japan)	6,000	78,747
Nissin Corp. (Japan)	29,000	86,695
Port of Tauranga Ltd. (New Zealand)	575	6,742
SATS Ltd. (Singapore)	39,000	106,849

COMMON STOCKS (continued)	Shares	Value (Note 2)
Transportation Infrastructure (continued)
Shenzhen Expressway Co. Ltd. (China) (Class H Stock)	70,000	$55,741
Shenzhen International Holdings Ltd. (China)	43,750	76,323
Societa Iniziative Autostradali e Servizi SpA (Italy)	7,038	75,121
TAV Havalimanlari Holding A/S (Turkey)	3,907	33,169
TPI — Triunfo Participacoes e Investimentos SA (Brazil)	3,400	4,451
Transurban Group (Australia)	29,364	210,529
Wesco Aircraft Holdings, Inc.*	3,156	47,813
Wilson Sons Ltd. (Bermuda), BDR	400	4,001
Yuexiu Transport Infrastructure Ltd. (China)	64,000	46,037
Zhejiang Expressway Co. Ltd. (China) (Class H Stock)	54,000	74,890

		4,354,800

Water Utilities — 0.1%
Aguas Andinas SA (Chile) (Class A Stock)	76,132	43,319
American States Water Co.	1,972	73,733
American Water Works Co., Inc.	3,925	190,873
Aqua America, Inc.	3,148	77,095
Beijing Enterprises Water Group Ltd. (China)*	88,000	72,078
California Water Service Group	3,018	68,961
China Water Affairs Group Ltd. (Hong Kong)	70,000	37,584
Cia de Saneamento Basico do Estado de Sao Paulo (Brazil), ADR	9,000	46,620
Cia de Saneamento de Minas Gerais-COPASA (Brazil)	3,500	15,434
Guangdong Investment Ltd. (China)	106,000	148,330
Inversiones Aguas Metropolitanas SA (Chile)	21,403	32,510
Manila Water Co., Inc. (Philippines)	53,500	28,417
Pennon Group PLC (United Kingdom)	14,699	187,247
Puncak Niaga Holdings Bhd (Malaysia)*	16,000	11,108
Severn Trent PLC (United Kingdom)	6,648	217,231
SIIC Environment Holdings Ltd. (Singapore)*	245,800	35,560
Sound Global Ltd. (China)*	42,000	18,896
TTW PCL (Thailand)	89,900	30,077
United Utilities Group PLC (United Kingdom)	20,023	280,448

		1,615,521

Wireless Telecommunication Services — 0.5%
Advanced Info Service PCL (Thailand)	15,100	107,297
Almendral SA (Chile)	6,270	505
America Movil SAB de CV (Mexico) (Class L Stock), ADR	24,910	530,832
Axiata Group Bhd (Malaysia)	92,600	157,012
China Mobile Ltd. (China)	186,500	2,386,065
DiGi.Com Bhd (Malaysia)	9,300	13,200
Empresa Nacional de Telecomunicaciones SA (Chile)	3,444	38,129
Far EasTone Telecommunications Co. Ltd. (Taiwan)	41,000	99,106
Freenet AG (Germany)	4,590	154,609
Globe Telecom, Inc. (Philippines)	620	34,490
Indosat Tbk PT (Indonesia)*	73,200	21,961

SEE NOTES TO FINANCIAL STATEMENTS.

A181

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Wireless Telecommunication Services (continued)
KDDI Corp. (Japan)	66,600	$1,607,188
Maxis Bhd (Malaysia)	30,900	52,101
Millicom International Cellular SA (Luxembourg), SDR	2,072	152,851
Mobistar SA (Belgium)*	1,569	29,701
MTN Group Ltd. (South Africa)	23,867	448,322
NTT DoCoMo, Inc. (Japan)	58,300	1,119,276
Philippine Long Distance Telephone Co. (Philippines), ADR	825	51,398
Rogers Communications, Inc. (Canada) (Class B Stock)	4,400	156,061
Samart Corp. PCL (Thailand)	25,400	21,245
SBA Communications Corp. (Class A Stock)*	371	42,654
SK Telecom Co. Ltd. (South Korea)	1,561	349,284
SmarTone Telecommunications Holdings Ltd. (Hong Kong)	38,449	67,068
SoftBank Corp. (Japan)	22,100	1,301,756
Taiwan Mobile Co. Ltd. (Taiwan)	28,000	93,494
Tele2 AB (Sweden) (Class B Stock)	14,092	164,107
Tim Participacoes SA (Brazil), ADR	2,240	36,646
Turkcell Iletisim Hizmetleri A/S (Turkey)	20,961	96,432
VimpelCom Ltd. (Netherlands), ADR	8,400	41,748
Vodacom Group Ltd. (South Africa)	3,583	40,860
Vodafone Group PLC (United Kingdom), ADR	114,201	4,162,626
Vodafone Qatar (Qatar)*	6,791	30,234

		13,608,258

TOTAL COMMON STOCKS (cost $778,742,598)		818,181,600

EXCHANGE TRADED FUNDS — 0.2%
iShares MSCI India Index*	514,778	3,860,835
iShares US Real Estate(a)	1,451	103,456
Market Vectors Russia ETF(a)	49,933	912,775
SPDR Dow Jones International Real Estate(a)	2,522	105,571

TOTAL EXCHANGE TRADED FUNDS (cost $3,936,141)		4,982,637

PREFERRED STOCKS — 0.3%
Automobiles — 0.1%
Bayerische Motoren Werke AG (Germany) (PRFC)	2,190	185,434
Hyundai Motor Co. (South Korea) (2nd PRFC)	1,060	99,682
Volkswagen AG (Germany) (PRFC)	8,199	1,902,817

		2,187,933

Banks — 0.1%
Absa Bank Ltd. (South Africa) (PRFC)	1,074	70,360
Banco Daycoval SA (Brazil) (PRFC)	3,200	9,500
Banco do Estado do Rio Grande do Sul SA (Brazil) (PRFC B)	6,700	19,330
CoBank ACB, 6.200%	20,606	2,060,600
Grupo Aval Acciones y Valores (Colombia) (PRFC)	192,010	93,970
Itau Unibanco Holding SA (Brazil) (PRFC)	32,600	359,123

PREFERRED STOCKS (continued)	Shares	Value (Note 2)
Banks (continued)
Shinkin Central Bank (Japan) (PRFC A)	63	$115,480

		2,728,363

Chemicals
Braskem SA (Brazil) (PRFC A)	4,100	17,816

Construction Materials
STO SE & Co. KGaA (Germany) (PRFC)	2,734	429,159

Electric Utilities
Centrais Eletricas Brasileiras SA (Brazil) (PRFC B)	11,400	31,057
Cia de Transmissao de Energia Eletrica Paulista (Brazil) (PRFC)	2,200	28,311
Cia Energetica de Minas Gerais (Brazil) (PRFC)	12,270	46,529
Cia Paranaense de Energia (Brazil) (PRFC B)	3,900	43,239
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA (Brazil) (PRFC)*	7,400	42,818

		191,954

Food & Staples Retailing
Cia Brasileira de Distribuicao Grupo Pao de Acucar (Brazil) (PRFC), ADR	1,200	28,404

Household Products
Henkel AG & Co. KGaA (Germany) (PRFC)	4,049	454,364

Independent Power & Renewable Electricity Producers
Cia Energetica de Sao Paulo (Brazil) (PRFC B)	8,800	55,391

Machinery
Marcopolo SA (Brazil) (PRFC)	19,500	14,425
Randon Participacoes SA (Brazil) (PRFC)	7,925	8,233

		22,658

Media
Schibsted ASA (Norway) (Class B Stock)*	1,611	48,697

Metals & Mining
Gerdau SA (Brazil) (PRFC)	11,900	28,515
Metalurgica Gerdau SA (Brazil) (PRFC)	15,100	30,743
Usinas Siderurgicas de Minas Gerais SA (Brazil) (PRFC A)	17,800	23,645
Vale SA (Brazil) (PRFC)	59,200	298,180

		381,083

Multi-Utilities
RWE AG (Germany) (PRFC)	2,175	35,501

Paper & Forest Products
Suzano Papel e Celulose SA (Brazil) (PRFC A)	9,100	48,499

Technology Hardware, Storage & Peripherals — 0.1%
Samsung Electronics Co. Ltd. (South Korea) (PRFC)	740	657,653

Textiles, Apparel & Luxury Goods
Alpargatas SA (Brazil) (PRFC)	5,330	14,126

TOTAL PREFERRED STOCKS (cost $8,021,651)		7,301,601

SEE NOTES TO FINANCIAL STATEMENTS.

A182

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

	Units	Value (Note 2)
RIGHTS*
Food & Staples Retailing
Casa Ley, CVR, expiring 01/30/19(g)	5,004	$754
PDC, CVR, expiring 01/30/17(g)	5,004	224

		978

Health Care Equipment & Supplies
Sorin SpA (Italy), expiring 07/22/15(g)	25,415	8,662

Health Care Providers & Services
Bioscrip, Inc., expiring 08/01/15(g)	1,783	—

TOTAL RIGHTS (cost $5,323)		9,640

	Shares
UNAFFILIATED MUTUAL FUNDS — 0.7%
Chemtrade Logistics Income Fund	3,200	52,010
Goldman Sachs Local Emerging Markets Debt Fund	3,195,287	21,695,999
HBM Healthcare Investments AG (Class A Stock)*	1,274	145,166
Solvalor 61	392	104,776

TOTAL UNAFFILIATED MUTUAL FUNDS (cost $23,324,127)		21,997,951

	Units
WARRANTS*
Electronic Equipment, Instruments & Components
Ju Teng International Holdings Ltd. (Hong Kong), expiring 10/14/16(g)	9,000	551
Samart Corp. PCL (Thailand), expiring 02/19/18(g)	5,080	439

		990

Health Care Equipment & Supplies
Golden Meditech Holdings Ltd. (Hong Kong), expiring 07/30/15(g)	19,272	162

Hotels, Restaurants & Leisure
Minor International PCL (Thailand), expiring 11/03/17(g)	1,675	200

Marine
Precious Shipping PCL (Thailand), expiring 12/31/18	1,460	—

Road & Rail
BTS Group Holdings PCL (Thailand), expiring 12/31/18(g)	95,700	3,513

TOTAL WARRANTS (cost $ — )		4,865

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 3.9%
Collateralized Loan Obligations — 2.1%
Acis CLO Ltd. (Cayman Islands),
Series 2013-2A, Class A, 144A
0.775%(c)	10/14/22	1,350	1,332,788
Series 2013-2A, Class ACOM, 144A
1.193%(c)	10/14/22	9,300	9,154,920
Series 2014-4A, Class ACOM, 144A

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (continued)
1.764%(c)	05/01/26	9,400	9,256,180
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2014-4A, Class A1A, 144A
1.729%(c)	07/28/26	7,450	7,418,611
Series 2014-4A, Class A2, 144A
2.439%(c)	07/28/26	1,600	1,587,410
Brentwood CLO Corp. (Cayman Islands),
Series 2006-1A, Class A1A, 144A
0.548%(c)	02/01/22	4,174	4,136,159
Series 2006-1A, Class A1B, 144A
0.548%(c)	02/01/22	1,618	1,603,163
Granite Master Issuer PLC (United Kingdom),
Series 2006-1A, Class A1, 144A
0.257%(c)	12/20/54	3,424	3,400,256
Series 2007-1, Class 2A1
0.327%(c)	12/20/54	2,474	2,453,473
Series 2007-2, Class 2A1
0.265%(c)	12/17/54	2,057	2,039,131
Series 2007-2, Class 4A1
0.275%(c)	12/17/54	1,784	1,768,289
KKR Financial CLO Ltd.,
Series 2007-1A, Class A, 144A
0.624%(c)	05/15/21	1,935	1,927,719
Silvermore CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A1, 144A
1.724%(c)	05/15/26	6,450	6,407,504
Series 2014-1A, Class A2, 144A
2.324%(c)	05/15/26	1,200	1,188,162
Sound Point CLO VI Ltd. (Cayman Islands),
Series 2014-2A, Class ACOM, 144A
1.707%(c)	10/20/26	9,550	9,443,995

			63,117,760

Non-Residential Mortgage-Backed Securities — 1.8%
Access to Loans for Learning Student Loan Corp.,
Series 2013-I, Class A
0.985%(c)	02/25/41	1,330	1,340,117
Ally Auto Receivables Trust/Lease,
Series 2015-SN1, Class A3
1.210%	12/20/17	4,700	4,707,656
Capital One Multi-Asset Execution Trust,.
Series 2015-A1, Class A
1.390%	01/15/21	6,400	6,385,056
Chase Issuance Trust,
Series 2015-A4, Class A
1.850%	04/15/22	5,950	5,886,216
Crown Point CLO III Ltd. (Cayman Islands),
Series 2015-3A, Class ACOM, 144A
1.803%(c)	12/31/27	10,500	10,361,400
Series 2015-3A, Class B, 144A
3.317%(c)	12/31/27	1,300	1,286,928
Discover Card Execution Note Trust,
Series 2015-A2, Class A
1.880%	10/17/22	3,700	3,673,356
Edsouth Indenture No. 5 LLC,
Series 2014-1, Class A, 144A
0.987%(c)	02/25/39	3,225	3,216,252

SEE NOTES TO FINANCIAL STATEMENTS.

A183

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Non-Residential Mortgage-Backed Securities (continued)
Educational Services of America, Inc.,
Series 2014-2, Class A, 144A
0.867%(c)	05/25/39		3,657	3,638,868
GM Financial Automobile Leasing Trust,
Series 2015-1, Class A3
1.530%	09/20/18		2,800	2,806,356
Nelnet Student Loan Trust,
Series 2013-5A, Class A, 144A
0.815%(c)	01/25/37		1,232	1,224,510
SLM Student Loan Trust,
Series 2008-5, Class A4
1.977%(c)	07/25/23		4,000	4,142,052
South Carolina Student Loan Corp.,
Series 2014-1, Class A1
0.930%(c)	05/01/30		3,450	3,442,272

				52,111,039

TOTAL ASSET-BACKED SECURITIES (cost $115,091,007)				115,228,799

BANK LOANS(c) — 2.0%
Air Freight & Logistics
Mirror Bidco Corp.,
Term Loan B
4.250%	12/28/19		893	888,691

Airlines
Delta Air Lines, Inc.,
2014 Term Loan B-1
3.250%	10/18/18		1,188	1,184,111

Capital Markets — 0.1%
Guggenheim Partners Investment Management Holdings LLC,
Initial Term Loan
4.250%	07/22/20		990	993,617
SS&C European Holdings,
Term Loan
— %(p)	06/29/22		55	55,134
SS&C Technologies,
Term Loan
— %(p)	06/29/22	(g)	245	244,741

				1,293,492

Chemicals
Axalta Coating Systems,
Refinanced Term B Loan
3.750%	02/01/20		1,135	1,133,191

Commercial Services & Supplies
ADS Waste Holdings, Inc.,
Initial Tranche Term Loan B-2
3.750%	10/09/19		975	962,967

Consumer Finance
US Infrastructure,
Initial Term Loan (First Lien)
4.000%	07/10/20		644	639,788

Containers & Packaging
Sig Combibloc Holdings S.C.A,
Initial Term Loan Dollar
4.250%	03/11/22		499	498,889

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, LLC,
Term Loan B
3.750%	01/30/20		1,485	$1,479,664

Diversified Telecommunication Services — 0.1%
Intelsat Jackson Holdings SA,
Tranche Term Loan B-2
3.750%	06/30/19		1,500	1,487,190

Electronic Equipment, Instruments & Components
Energy Solutions LLC,
Term Advance
6.750%	05/29/20	(g)	1,196	1,197,765

Food & Staples Retailing — 0.1%
BJ’s Wholesale Club, Inc.,
2013 (November) Replacement Loan (First Lien)
4.500%	09/26/19		594	593,328
2013 (November) Replacement Loan (Second Lien)
8.500%	03/26/20		600	604,416
Performance Food Group, Inc.,
Initial Loan (Second Lien)
6.250%	11/14/19	(g)	1,485	1,486,705

				2,684,449

Food Products — 0.2%
H.J. Heinz Co.,
Term Loan B-2
3.250%	06/05/20		1,191	1,190,543
Pinnacle Foods Finance LLC,
Tranche Term Loan G
3.000%	04/29/20		1,500	1,492,290
Shearer’s Foods LLC,
Term Loan (First Lien)
4.500%	06/30/21		596	593,267
Term Loan (Second Lien)
7.750%	06/30/22	(g)	600	592,500
US Foods, Inc.,
Term Loan
4.500%	03/31/19		750	750,781

				4,619,381

Health Care Equipment & Supplies
Ortho-Clinical Diagnostics Holdings,
Initial Term Loan
4.750%	06/30/21		1,089	1,065,556

Health Care Providers & Services — 0.1%
American Renal Holdings, Inc.,
Term Loan B (First Lien)
4.500%	08/20/19		357	356,597
Term Loan B (Second Lien)
8.500%	03/20/20	(g)	600	597,628
AmSurg Corp.,
Initial Term Loan
3.750%	07/16/21		990	990,406
MPH Acquisition Holdings LLC,
Initial Term Loan
3.750%	03/31/21		1,360	1,352,004

				3,296,635

SEE NOTES TO FINANCIAL STATEMENTS.

A184

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Healthcare Providers & Services
HCA, Inc.,
Term Loan
2.940%	03/31/17		500	$498,750

Hotels
NEP/NCP Holdco, Inc.,
Term Loan
4.250%	01/22/20		500	492,750

Hotels, Restaurants & Leisure — 0.3%
1011778 B.C. Unlimited Liability Co. (Canada),
Term Loan B-2
3.750%	12/10/21		1,139	1,136,973
Diamond Foods, Inc.,
Term Loan B
4.250%	08/20/18		990	988,124
Four Seasons Holdings, Inc.,
2013 Term Loan (First Lien)
3.500%	06/29/20		986	986,264
Term Loan (Second Lien)
6.250%	12/27/20	(g)	1,000	1,000,000
Hilton Worldwide Finance,
Initial Term Loan
3.500%	10/26/20		1,516	1,516,459
La Quinta Intermediate Holdings LLC,
Initial Term Loan
4.000%	04/14/21		1,301	1,298,129
Marina District Finance Co., Inc.,
Incremental Term Facility
6.500%	08/15/18		474	478,095

				7,404,044

Independent Power & Renewable Electricity Producers
Calpine Corp.,
Term Loan
4.000%	10/09/19		992	990,952

Insurance
Sedgwick Claims Management Services, Inc.,
Term Loan
3.750%	03/01/21		250	245,625

IT Services — 0.1%
First Data Corp.,
Term Loan C1
3.687%	03/24/18		1,000	995,890
Ship Luxco 3 SA,
Additional Term Facility
4.500%	11/29/19		1,489	1,488,665
Vantiv LLC,
Term Loan B
3.750%	06/13/21		1,525	1,524,857

				4,009,412

Machinery — 0.1%
Alliance Laundry Systems LLC,
Initial Term Loan (First Lien)
4.250%	12/10/18		573	572,932
Gates Global LLC,
Initial Dollar Term Loan
4.250%	07/05/21		992	976,372

				1,549,304

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Media — 0.2%
Clear Channel Communications, Inc.,
Tranche Term Loan E
7.687%	07/30/19		1,200	$1,119,828
E.W. Scripps Co. (The),
Term Loan
3.500%	11/26/20		2,881	2,886,843
Getty Images, Inc.,
Initial Term Loan
4.750%	10/18/19		990	731,250
Univision Communications, Inc.,
Replacement Term Loan (First Lien)
4.000%	03/01/20		1,485	1,471,245

				6,209,166

Metals & Mining — 0.1%
Atkore International, Inc.,
Initial Term Loan (First Lien)
4.500%	03/26/21		594	573,210
Initial Term Loan (Second Lien)
7.750%	09/27/21		600	561,000
Reynolds Group Holdings,
Incremental U.S. Term Loan
4.500%	12/01/18		965	967,176

				2,101,386

Oil, Gas & Consumable Fuels
Magnum Hunter Resources,
Term Loan (Second Lien)
8.500%	10/20/19	(g)	298	297,750
MEG Energy Corp.,
Incremental Term Loan
3.750%	03/31/20		548	536,069

				833,819

Pharmaceuticals — 0.1%
Catalent Pharma Solutions, Inc.,
Dollar Term Loan
4.250%	05/20/21		1,188	1,188,002
Endo Luxembourg Finance Co. (Luxembourg),
Term Loan
— %(p)	06/24/22		200	199,750
Mallinckrodt International Finance SA,
Incremental Term Loan B-1
3.500%	03/19/21		1,191	1,187,177
Valeant Pharmaceuticals,
Term Loan
4.000%	03/11/22		750	749,318

				3,324,247

Software — 0.1%
BMC Software Finance, Inc.,
Initial US Term Loan
5.000%	09/10/20		744	699,066
Renaissance Learning, Inc.,
Initial Term Loan (First Lien)
4.500%	04/09/21		495	488,389
Initial Term Loan (Second Lien)
8.000%	04/11/22		500	491,667

				1,679,122

SEE NOTES TO FINANCIAL STATEMENTS.

A185

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Specialty Retail — 0.1%
Academy Ltd.,
Initial Term Loan (2012)
4.500%	08/03/18		495	$494,381
Neiman Marcus Group, Inc. (The),
Other Term Loan
4.250%	10/25/20		990	983,174
Petco Animal Supplies, Inc.,
New Loan
4.000%	11/24/17		1,188	1,185,914

				2,663,469

Textiles, Apparel & Luxury Goods — 0.1%
Polymer Group, Inc.,
Initial Loan
5.250%	12/13/19		2,133	2,140,585

Trading Companies & Distributors — 0.1%
American Builders & Contractors Supply Co., Inc.,
Term Loan
3.500%	04/16/20		250	249,115
Roofing Supply Group LLC,
Initial Term Loan
5.000%	05/31/19	(g)	1,188	1,187,786
Spin Holdco, Inc.,
Initial Term Loan (First Lien)
4.250%	11/14/19		990	985,357
Univar, Inc.,
Term Loan B
5.000%	06/30/17		990	988,349

				3,410,607

TOTAL BANK LOANS (cost $60,654,932)				59,985,007

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.6%
Credit Suisse Commercial Mortgage Trust,
Series 2007-C1, Class A1A
5.361%	02/15/40		16,453	17,199,888
Series 2007-C2, Class A1A
5.526%(c)	01/15/49		10,802	11,308,882
FHLMC Multifamily Structured Pass-Through Certificates,
Series K016, Class A2
2.968%	10/25/21		25,000	25,856,150
Series K035, Class A2
3.458%(c)	08/25/23		1,100	1,156,755
Series K044, Class A2
2.811%	01/25/25		2,300	2,280,418
Series K714, Class A2
3.034%(c)	10/25/20		6,500	6,804,993
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C28, Class A1A
5.559%	10/15/48		10,648	11,107,709

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $76,708,009)				75,714,795

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS — 14.5%
Automobiles
Toyota Finance Australia Ltd. (Japan),
Sr. Unsec’d. Notes, MTN
3.760%	07/20/17		MXN	720	$44,957

Banks — 3.1%
African Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
7.375%	04/06/23			9,470	12,379,184
Bank of America Corp.,
Sr. Unsec’d. Notes
4.000%	04/01/24			2,700	2,747,453
Sr. Unsec’d. Notes, MTN
4.125%	01/22/24	(a)		3,450	3,535,798
Bank of Nova Scotia (The) (Canada),
Covered Bonds, 144A
1.650%	10/29/15			800	803,075
Bank of Thailand (Thailand),
Unsec’d. Notes
2.950%	01/14/16		THB	11,840	353,302
Barclays Bank PLC (United Kingdom),
Sr. Unsec’d. Notes
2.500%	02/20/19			2,425	2,441,175
BNP Paribas SA (France),
Sr. Unsec’d. Notes
2.375%	05/21/20			2,500	2,474,745
Canadian Imperial Bank of Commerce (Canada),
Covered Bonds, 144A
2.600%	07/02/15			1,600	1,600,000
Compass Bank,
Sr. Unsec’d. Notes
2.750%	09/29/19			1,425	1,421,479
Sub. Notes
3.875%	04/10/25			4,875	4,589,588
Credit Agricole SA (France),
Sub. Notes, 144A
4.375%	03/17/25			2,975	2,849,812
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes, 144A
3.750%	03/26/25	(a)		4,450	4,283,895
Discover Bank,
Sr. Unsec’d. Notes
3.100%	06/04/20			1,500	1,498,507
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
6.375%(c)	12/29/49	(a)		1,775	1,783,875
6.375%(c)	12/29/49			775	776,937
ING Bank NV (Netherlands),
Sub. Notes, MTN
4.125%(c)	11/21/23			2,975	3,055,872
Intesa Sanpaolo SpA (Italy),
Gtd. Notes
2.375%	01/13/17			2,050	2,060,074
3.125%	01/15/16			5,675	5,718,261
3.875%	01/15/19			650	668,741
Sr. Unsec’d. Notes
3.875%	01/16/18			500	516,167
Sub. Notes, 144A
5.017%	06/26/24	(a)		3,300	3,206,095

SEE NOTES TO FINANCIAL STATEMENTS.

A186

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date			Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Banks (continued)
JPMorgan Chase & Co.,
Jr. Sub. Notes
5.300%(c)	12/29/49	(a)		3,100	$3,077,060
JPMorgan Chase Bank NA,
Sr. Unsec’d. Notes, MTN, 144A
16.000%	07/02/19		NGN	33,640	173,938
Unsec’d. Notes, MTN, 144A
5.250%	05/17/18		IDR	27,218,000	1,893,470
7.875%	04/17/19		IDR	2,000,000	148,698
9.000%	03/19/29		IDR	1,500,000	118,582
KBC Bank NV (Belgium),
Sub. Notes
8.000%(c)	01/25/23			2,000	2,185,000
LBG Capital No. 1 PLC (United Kingdom),
Gtd. Notes, 144A
8.000%	12/29/49			1,650	1,889,250
Lloyds Bank PLC (United Kingdom),
Gtd. Notes
2.300%	11/27/18			1,450	1,465,328
Macquarie Bank Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
2.600%	06/24/19			400	402,229
Sub. Notes, 144A
6.625%	04/07/21	(g)		1,900	2,176,294
PNC Preferred Funding Trust II,
Jr. Sub. Notes, 144A
1.508%(c)	03/29/49	(a)		3,400	3,060,000
Royal Bank of Scotland Group PLC (United Kingdom),
Sr. Unsec’d. Notes
2.550%	09/18/15			1,725	1,729,823
Royal Bank of Scotland PLC (The) (United Kingdom),
Sub. Notes, RegS
9.500%(c)	03/16/22			1,050	1,158,296
Santander Bank NA,
Sr. Unsec’d. Notes
2.000%	01/12/18			1,200	1,199,825
Sub. Notes
8.750%	05/30/18			1,725	2,010,686
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes
2.650%	04/17/20	(a)		1,150	1,130,577
Santander UK PLC (United Kingdom),
Sub. Notes, 144A
5.000%	11/07/23			1,125	1,151,195
Standard Chartered Bank Singapore Ltd. (United Kingdom),
Sr. Unsec’d. Notes, 144A
9.000%	03/19/29		IDR	2,124,000	167,913
Sr. Unsec’d. Notes, MTN
6.625%	05/17/33		IDR	1,500,000	92,914
9.000%	03/19/29		IDR	5,373,000	424,762
9.000%	03/19/29		IDR	1,000,000	79,055
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sub. Notes, 144A
4.436%	04/02/24			3,175	3,242,805
SunTrust Banks, Inc.,
Sr. Unsec’d. Notes
2.350%	11/01/18			4,700	4,729,803

					92,471,538

Interest Rate	Maturity Date			Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Beverages — 0.3%
Pernod Ricard SA (France),
Sr. Unsec’d. Notes, 144A
4.450%	01/15/22			5,100	$5,361,727
SABMiller Holdings, Inc. (United Kingdom),
Gtd. Notes, 144A
4.950%	01/15/42	(a)		850	865,996
Suntory Holdings Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
2.550%	09/29/19			2,850	2,862,286

					9,090,009

Biotechnology — 0.1%
EMD Finance LLC (Germany),
Gtd. Notes, 144A
2.950%	03/19/22			4,475	4,380,067

Capital Markets — 0.6%
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes, MTN
2.300%	05/28/19			1,625	1,622,177
Sub. Notes, 144A
6.500%	08/08/23			1,650	1,804,458
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, MTN, 144A
7.875%	04/18/19		IDR	2,000,000	148,698
8.250%	06/17/32		IDR	3,200,000	233,848
9.000%	03/20/29		IDR	4,100,000	324,125
Morgan Stanley,
Sr. Unsec’d. Notes
3.700%	10/23/24	(a)		8,025	7,992,507
3.875%	04/29/24			1,475	1,490,716
4.300%	01/27/45	(a)		1,075	1,004,477
TD Ameritrade Holding Corp.,
Sr. Unsec’d. Notes
2.950%	04/01/22			2,650	2,627,494

					17,248,500

Chemicals — 0.2%
Eastman Chemical Co.,
Sr. Unsec’d. Notes
3.800%	03/15/25			2,450	2,445,671
Ecolab, Inc.,
Sr. Unsec’d. Notes
5.500%	12/08/41			500	546,252
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
5.000%	04/15/19			1,113	1,205,674
Monsanto Co.,
Sr. Unsec’d. Notes
4.400%	07/15/44			1,925	1,723,780

					5,921,377

Communications Equipment — 0.1%
QUALCOMM, Inc.,
Sr. Unsec’d. Notes
3.000%	05/20/22			3,000	2,979,666

Consumer Finance — 0.6%
American Express Co.,
Sub. Notes
3.625%	12/05/24			1,325	1,289,201

SEE NOTES TO FINANCIAL STATEMENTS.

A187

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Consumer Finance (continued)
6.800%(c)	09/01/66		2,925	$3,009,533
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25		2,725	2,601,909
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
5.875%	08/02/21		3,950	4,496,897
General Motors Financial Co., Inc.,
Gtd. Notes
3.250%	05/15/18	(a)	1,175	1,201,724
3.500%	07/10/19	(a)	1,780	1,817,679
Synchrony Financial,
Sr. Unsec’d. Notes
1.875%	08/15/17		625	624,741
3.000%	08/15/19		2,100	2,114,948

				17,156,632

Diversified Financial Services — 0.3%
GE Capital Trust I,
Ltd. Gtd. Notes
6.375%(c)	11/15/67	(a)	1,620	1,730,160
General Electric Capital Corp.,
Gtd. Notes, MTN
6.150%	08/07/37		1,675	2,082,690
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.250%	09/23/22		4,675	4,644,673

				8,457,523

Diversified Telecommunication Services — 1.0%
Telefonica Emisiones SAU (Spain),
Gtd. Notes
3.192%	04/27/18		1,900	1,951,756
5.462%	02/16/21		1,750	1,935,057
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.625%	02/21/20		6,581	6,566,206
4.150%	03/15/24	(a)	1,225	1,257,355
4.500%	09/15/20		5,575	6,013,948
5.150%	09/15/23		9,465	10,362,670

				28,086,992

Electric Utilities — 0.3%
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
6.125%	04/01/36		1,875	2,208,866
Florida Power & Light Co.,
First Mortgage
4.125%	02/01/42	(a)	1,919	1,894,941
Puget Sound Energy, Inc.,
Jr. Sub. Notes
6.974%(c)	06/01/67		1,125	1,032,334
Ruwais Power Co. PJSC (United Arab Emirates),
Sr. Sec’d. Notes, 144A
6.000%	08/31/36		840	958,860
Southern California Edison Co.,
First Ref. Mortgage
4.050%	03/15/42		1,750	1,677,254

				7,772,255

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Electronic Equipment, Instruments & Components
Amphenol Corp.,
Sr. Unsec’d. Notes
3.125%	09/15/21		1,350	$1,350,967

Energy Equipment & Services
Enbridge, Inc. (Canada),
Sr. Unsec’d. Notes
3.500%	06/10/24		875	817,264
Transocean, Inc.,
Gtd. Notes
6.500%	11/15/20	(a)	575	532,594

				1,349,858

Food & Staples Retailing — 0.5%
CVS Health Corp.,
Sr. Unsec’d. Notes
4.000%	12/05/23	(a)	2,250	2,324,223
HJ Heinz Co.,
Gtd. Notes, 144A
2.800%	07/02/20		1,425	1,426,109
Sysco Corp.,
Gtd. Notes
2.350%	10/02/19	(a)	1,725	1,742,250
4.500%	10/02/44		2,875	2,903,750
Walgreen Co.,
Sr. Unsec’d. Notes
1.800%	09/15/17		1,800	1,807,139
Walgreens Boots Alliance, Inc.,
Gtd. Notes
2.700%	11/18/19		3,350	3,354,476

				13,557,947

Food Products — 0.2%
ConAgra Foods, Inc.,
Sr. Unsec’d. Notes
3.200%	01/25/23		2,675	2,499,814
Kraft Heinz Foods Co.,
Gtd. Notes, 144A
3.950%	07/15/25		2,050	2,061,367

				4,561,181

Gas Utilities
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
3.500%	06/15/25		1,350	1,347,561

Health Care Equipment & Supplies — 0.2%
Becton Dickinson and Co.,
Sr. Unsec’d. Notes
2.675%	12/15/19		2,300	2,301,739
Medtronic, Inc.,
Gtd. Notes, 144A
2.500%	03/15/20		850	851,419
3.150%	03/15/22		1,525	1,531,832

				4,684,990

Health Care Providers & Services — 0.1%
Humana, Inc.,
Sr. Unsec’d. Notes
3.850%	10/01/24		2,675	2,664,287

SEE NOTES TO FINANCIAL STATEMENTS.

A188

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Household Durables — 0.1%
MDC Holdings, Inc., Gtd. Notes
5.500%	01/15/24		1,900	$1,866,750
6.000%	01/15/43		2,225	1,869,000

				3,735,750

Household Products — 0.1%
Kimberly-Clark Corp., Sr. Unsec’d. Notes
3.700%	06/01/43	(a)	2,825	2,583,889

Industrial Conglomerates — 0.1%
Alliance Global Group, Inc. (Philippines), Gtd. Notes
6.500%	08/18/17		100	106,000
Roper Industries, Inc., Sr. Unsec’d. Notes
2.050%	10/01/18		2,050	2,044,811

				2,150,811

Insurance — 0.4%
AIA Group Ltd. (Hong Kong), Sr. Unsec’d. Notes, 144A
3.200%	03/11/25		2,075	1,999,106
Alleghany Corp., Sr. Unsec’d. Notes
5.625%	09/15/20		2,200	2,463,485
American International Group, Inc., Sr. Unsec’d. Notes
4.500%	07/16/44		700	665,871
Chubb Corp. (The), Jr. Sub. Notes
6.375%	03/29/67		925	970,325
Nippon Life Insurance Co. (Japan), Sub. Notes, 144A
5.100%(c)	10/16/44	(a)	350	366,187
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A
6.063%	03/30/40		2,500	2,989,463
Reliance Standard Life Global Funding II, Sr. Sec’d. Notes, 144A
2.500%	01/15/20		2,575	2,560,601
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44		1,180	1,203,318

				13,218,356

Internet & Catalog Retail — 0.1%
Amazon.com, Inc., Sr. Unsec’d. Notes
3.300%	12/05/21	(a)	3,000	3,039,543

Internet Software & Services — 0.1%
Oracle Corp., Sr. Unsec’d. Notes
2.500%	05/15/22	(a)	2,200	2,136,218

IT Services — 0.1%
Continental Resources, Inc., Gtd. Notes
4.500%	04/15/23		920	887,072

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
IT Services (continued)
Fiserv, Inc., Sr. Unsec’d. Notes
2.700%	06/01/20		1,950	$1,946,258

				2,833,330

Machinery
Deere & Co., Sr. Unsec’d. Notes
3.900%	06/09/42		1,525	1,422,822

Media — 0.8%
21st Century Fox America, Inc., Gtd. Notes
3.700%	09/15/24	(a)	4,100	4,130,615
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes
3.800%	03/15/22		6,650	6,688,251
3.950%	01/15/25		1,750	1,715,725
4.450%	04/01/24		1,225	1,253,555
NBCUniversal Media LLC, Gtd. Notes
2.875%	01/15/23	(a)	6,200	6,021,025
Time Warner Cable, Inc., Gtd. Notes
5.000%	02/01/20		800	863,690
5.500%	09/01/41	(a)	720	671,520
5.875%	11/15/40		375	363,049
7.300%	07/01/38		402	452,937

				22,160,367

Metals & Mining — 0.4%
Freeport-McMoRan, Inc., Gtd. Notes
4.000%	11/14/21	(a)	2,500	2,454,937
Glencore Funding LLC (Switzerland), Gtd. Notes, 144A
1.700%	05/27/16		2,900	2,903,260
2.500%	01/15/19		5,325	5,265,248

				10,623,445

Oil, Gas & Consumable Fuels — 1.4%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes
3.450%	07/15/24	(a)	1,785	1,758,898
6.450%	09/15/36		1,475	1,701,973
8.700%	03/15/19		275	332,502
Apache Corp., Sr. Unsec’d. Notes
3.250%	04/15/22		850	835,918
4.250%	01/15/44	(a)	1,945	1,689,104
4.750%	04/15/43		250	231,356
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes
3.450%	11/15/21	(a)	1,725	1,747,648
ConocoPhillips Co., Gtd. Notes
3.350%	11/15/24		1,915	1,894,984
4.150%	11/15/34	(a)	1,025	991,351

SEE NOTES TO FINANCIAL STATEMENTS.

A189

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date			Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Devon Energy Corp.,
Sr. Unsec’d. Notes
3.250%	05/15/22			125	$123,545
4.000%	07/15/21			650	681,551
4.750%	05/15/42	(a)		1,105	1,054,393
5.600%	07/15/41			775	811,389
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
3.600%	02/01/23			390	369,330
5.200%	02/01/22			390	408,340
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
4.150%	06/01/25	(a)		2,275	2,215,054
Enterprise Products Operating LLC,
Gtd. Notes
3.350%	03/15/23			395	385,766
3.750%	02/15/25			225	220,516
8.375%(c)	08/01/66			5,500	5,761,250
Kinder Morgan, Inc.,
Gtd. Notes
3.050%	12/01/19			2,175	2,172,592
5.050%	02/15/46	(a)		1,100	953,824
Marathon Oil Corp.,
Sr. Unsec’d. Notes
2.700%	06/01/20			2,575	2,554,320
Petroleos de Venezuela SA (Venezuela),
Gtd. Notes
5.375%	04/12/27			40	13,700
9.000%	11/17/21			30	12,225
Gtd. Notes, RegS
5.500%	04/12/37			10	3,430
6.000%	05/16/24			110	39,050
6.000%	11/15/26			40	14,100
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.375%	01/23/45			70	71,837
7.470%	11/12/26		MXN	3,403	205,226
Shell International Finance BV (Netherlands),
Gtd. Notes
4.550%	08/12/43	(a)		1,275	1,302,838
Sunoco Logistics Partners Operations LP,
Gtd. Notes
4.250%	04/01/24			650	631,174
TransCanada PipeLines Ltd. (Canada),
Jr. Sub. Notes
6.350%(c)	05/15/67			2,935	2,788,250
Valero Energy Corp.,
Sr. Unsec’d. Notes
3.650%	03/15/25	(a)		2,000	1,944,682
Western Gas Partners LP,
Sr. Unsec’d. Notes
3.950%	06/01/25	(a)		1,475	1,418,530
Williams Cos., Inc.(The),
Sr. Unsec’d. Notes
4.550%	06/24/24	(a)		825	799,494

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Williams Partners LP,
Sr. Unsec’d. Notes
3.900%	01/15/25		2,800	$2,639,538

				40,779,678

Pharmaceuticals — 1.1%
AbbVie, Inc.,
Sr. Unsec’d. Notes
1.750%	11/06/17		4,675	4,687,253
2.500%	05/14/20		3,600	3,563,068
3.200%	11/06/22		1,350	1,336,774
Actavis Funding SCS,
Gtd. Notes
2.350%	03/12/18		4,725	4,749,943
3.450%	03/15/22		2,825	2,798,242
3.800%	03/15/25		1,250	1,227,903
4.850%	06/15/44		1,475	1,423,071
Bayer US Finance LLC (Germany),
Gtd. Notes, 144A
3.000%	10/08/21		4,000	4,029,104
Express Scripts Holding Co.,
Gtd. Notes
3.125%	05/15/16		4,500	4,573,926
Forest Laboratories, Inc.,
Gtd. Notes, 144A
4.375%	02/01/19		3,500	3,704,215
5.000%	12/15/21		1,025	1,112,260

				33,205,759

Professional Services
Columbia Pipeline Group, Inc.,
Gtd. Notes, 144A
3.300%	06/01/20	(a)	1,300	1,305,071

Real Estate Investment Trusts (REITs) — 1.0%
American Campus Communities Operating Partnership LP,
Gtd. Notes
3.750%	04/15/23		3,000	2,945,946
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.850%	02/01/25		2,075	1,994,204
Cubesmart LP,
Gtd. Notes
4.375%	12/15/23		1,125	1,163,662
DDR Corp.,
Sr. Unsec’d. Notes
4.625%	07/15/22		4,600	4,830,156
HCP, Inc.,
Sr. Unsec’d. Notes
3.150%	08/01/22		3,750	3,611,010
Health Care REIT, Inc.,
Sr. Unsec’d. Notes
3.750%	03/15/23	(a)	3,000	2,969,928
Healthcare Trust of America Holdings LP,
Gtd. Notes
3.700%	04/15/23		2,500	2,414,237
Kilroy Realty LP,
Gtd. Notes
3.800%	01/15/23	(a)	4,250	4,238,542

SEE NOTES TO FINANCIAL STATEMENTS.

A190

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (continued)
Select Income REIT,
Sr. Unsec’d. Notes
2.850%	02/01/18		375	$380,062
3.600%	02/01/20		675	690,131
4.150%	02/01/22		925	916,236
Sr. Housing Properties Trust,
Sr. Unsec’d. Notes
3.250%	05/01/19		1,375	1,376,074
Ventas Realty LP,
Gtd. Notes
3.500%	02/01/25		1,250	1,201,501

				28,731,689

Road & Rail — 0.1%
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.300%	10/15/22		1,900	1,863,558

Specialty Retail
CVS Caremark Corp.,
Sr. Unsec’d. Notes
4.125%	05/15/21		1,275	1,363,763

Technology Hardware, Storage & Peripherals — 0.1%
Hewlett-Packard Co.,
Sr. Unsec’d. Notes
2.600%	09/15/17		2,600	2,647,016
2.750%	01/14/19		1,650	1,667,903

				4,314,919

Thrifts & Mortgage Finance
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes
3.450%	08/27/18		700	722,315

Tobacco — 0.6%
BAT International Finance PLC (United Kingdom),
Gtd. Notes, 144A
3.950%	06/15/25		5,025	5,069,622
Imperial Tobacco Finance PLC (United Kingdom),
Gtd. Notes, 144A
2.050%	02/11/18		4,400	4,379,791
Reynolds American, Inc.,
Gtd. Notes
4.450%	06/12/25	(a)	7,875	8,023,215

				17,472,628

Trading Companies & Distributors — 0.1%
International Lease Finance Corp.,
Sr. Sec’d. Notes, 144A
6.750%	09/01/16		725	762,609
7.125%	09/01/18		1,550	1,728,250

				2,490,859

Transportation Infrastructure — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.375%	02/01/22	(a)	1,675	1,623,650
4.250%	01/17/23	(a)	1,075	1,089,417
4.875%	07/11/22		1,075	1,135,970

				3,849,037

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Wireless Telecommunication Services — 0.2%
America Movil SAB de CV (Mexico),
Sr. Unsec’d. Notes
6.000%	06/09/19	MXN	2,010	$128,024
AT&T, Inc.,
Sr. Unsec’d. Notes
3.000%	06/30/22		1,825	1,762,154
3.400%	05/15/25		3,300	3,147,236

				5,037,414

TOTAL CORPORATE BONDS (cost $435,294,951)				428,167,528

FOREIGN GOVERNMENT BONDS — 2.1%
Brazil Letras do Tesouro Nacional (Brazil), Bills
12.440%(s)	01/01/16	BRL	1,530	459,614
Brazil Notas do Tesouro Nacional (Brazil), Notes
9.762%	01/01/18	BRL	4,507	1,354,237
9.762%	01/01/23	BRL	2,224	628,743
9.762%	01/01/25	BRL	2,464	683,690
14.496%	08/15/50	BRL	803	683,188
Colombian TES (Colombia), Bonds
6.000%	04/28/28	COP	486,100	158,707
7.000%	05/04/22	COP	3,700,900	1,430,714
7.250%	06/15/16	COP	294,600	115,821
7.500%	08/26/26	COP	389,500	146,836
7.750%	09/18/30	COP	1,910,500	715,286
8.000%	10/28/15	COP	14,200	5,507
10.000%	07/24/24	COP	422,100	191,207
11.250%	10/24/18	COP	21,000	9,421
Czech Republic Government Bond (Czech Republic), Bonds
0.380%	10/27/16	CZK	3,470	142,440
Dominican Republic Bond (Dominican Republic),
Unsec’d. Notes
11.375%	07/06/29	DOP	1,300	30,731
Dominican Republic International Bond (Dominican Republic), Bonds
11.500%	05/10/24	DOP	2,200	53,718
Sr. Unsec’d. Notes
6.850%	01/27/45		160	163,200
Sr. Unsec’d. Notes, RegS
14.500%	02/10/23	DOP	900	24,112
18.500%	02/04/28	DOP	1,200	39,122
Unsec’d. Notes
10.375%	03/04/22	DOP	14,400	332,034
16.950%	02/04/22	DOP	300	8,815
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
8.375%	03/15/24	IDR	1,635,000	122,683
Malaysia Government Bond (Malaysia),
Sr. Unsec’d. Notes
3.955%	09/15/25	MYR	220	57,994
Mexican Bonos (Mexico), Bonds
4.750%	06/14/18	MXN	22,648	1,446,812
6.250%	06/16/16	MXN	2,456	160,390

SEE NOTES TO FINANCIAL STATEMENTS.

A191

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
FOREIGN GOVERNMENT BONDS (Continued)
6.500%	06/10/21		MXN	8,818	$584,185
6.500%	06/09/22		MXN	7,324	482,765
7.750%	05/29/31		MXN	1,500	106,435
7.750%	11/13/42		MXN	2,879	204,159
8.000%	06/11/20		MXN	4,128	293,532
8.000%	12/07/23		MXN	1,391	100,007
8.500%	12/13/18		MXN	12,224	867,274
8.500%	05/31/29		MXN	2,363	179,088
8.500%	11/18/38		MXN	221	16,826
10.000%	12/05/24		MXN	560	45,654
10.000%	11/20/36		MXN	4,138	360,045
Mexican Udibonos (Mexico),
Bonds, TIPS
3.500%	12/14/17		MXN	37	13,268
4.000%	11/08/46		MXN	197	71,434
4.500%	12/04/25		MXN	47	17,904
5.000%	06/16/16		MXN	311	109,430
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
3.600%	01/30/25			2,580	2,543,880
4.600%	01/23/46			850	786,250
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44			3,110	2,954,500
Poland Government Bond (Poland), Bonds
1.500%	04/25/20		PLN	560	140,744
3.250%	07/25/19		PLN	110	30,078
Republic of Brazil (Brazil),
Sr. Unsec’d. Notes
4.250%	01/07/25	(a)		3,760	3,630,280
7.125%	01/20/37			480	542,400
8.250%	01/20/34			600	745,500
Republic of Chile (Chile),
Sr. Unsec’d. Notes
3.625%	10/30/42			1,075	963,469
Republic of Colombia (Colombia),
Sr. Unsec’d. Notes
4.000%	02/26/24			4,640	4,616,800
7.750%	04/14/21		COP	99,000	41,725
12.000%	10/22/15		COP	107,000	41,811
Republic of Croatia (Croatia),
Sr. Unsec’d. Notes
3.875%	05/30/22		EUR	200	222,736
6.375%	03/24/21			200	215,750
Republic of Hungary (Hungary), Bonds
3.500%	06/24/20		HUF	116,060	420,346
5.500%	12/20/18		HUF	15,410	60,218
6.500%	06/24/19		HUF	189,920	768,303
7.500%	11/12/20		HUF	6,090	26,235
Republic of Indonesia (Indonesia),
Sr. Unsec’d. Notes
4.125%	01/15/25	(a)		550	539,687
Republic of Israel,
Gov’t. Gtd. Notes
5.500%	12/04/23			700	849,429
5.500%	04/26/24	(a)		5,000	6,098,580
5.500%	09/18/33	(a)		2,159	2,765,847

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
FOREIGN GOVERNMENT BONDS (Continued)
Republic of Malaysia (Malaysia),
Sr. Unsec’d. Notes
3.197%	10/15/15	MYR	340	$90,215
3.260%	03/01/18	MYR	270	71,183
3.480%	03/15/23	MYR	90	23,084
3.654%	10/31/19	MYR	930	247,061
3.889%	07/31/20	MYR	240	64,089
4.048%	09/30/21	MYR	560	150,297
4.160%	07/15/21	MYR	130	35,153
4.378%	11/29/19	MYR	220	60,165
4.498%	04/15/30	MYR	1,070	292,714
Republic of Peru (Peru),
Sr. Unsec’d. Notes
6.550%	03/14/37		1,350	1,680,750
Republic of Peruvian (Peru),
Sr. Unsec’d. Notes, RegS
5.200%	09/12/23	PEN	482	140,259
6.950%	08/12/31	PEN	483	148,661
8.200%	08/12/26	PEN	58	20,390
Unsec’d. Notes
5.700%	08/12/24	PEN	1,045	312,947
Republic of Poland (Poland), Bonds
3.250%	07/25/25	PLN	3,290	872,706
4.000%	10/25/23	PLN	540	152,062
5.500%	10/25/19	PLN	190	56,646
5.750%	10/25/21	PLN	320	98,655
5.750%	09/23/22	PLN	2,590	804,209
Republic of Romania (Romania), Bonds
4.750%	06/24/19	RON	610	163,054
5.900%	07/26/17	RON	570	153,000
Republic of Russia (Russia), Bonds
6.200%	01/31/18	RUB	13,770	224,198
7.000%	01/25/23	RUB	31,100	453,383
7.000%	08/16/23	RUB	37,140	534,706
7.050%	01/19/28	RUB	13,550	184,153
7.600%	04/14/21	RUB	890	13,862
7.600%	07/20/22	RUB	850	12,969
Sr. Unsec’d. Notes, RegS
7.850%	03/10/18	RUB	10,000	166,688
Republic of South Africa (South Africa), Bonds
7.750%	02/28/23	ZAR	30	2,411
8.250%	03/31/32	ZAR	9,415	732,106
8.500%	01/31/37	ZAR	1,200	94,648
8.750%	02/28/48	ZAR	2,180	175,532
Unsec’d. Notes
8.750%	01/31/44	ZAR	1,700	134,729
Republic of Thailand (Thailand),
Sr. Unsec’d. Notes
3.580%	12/17/27	THB	24,720	753,129
3.625%	06/16/23	THB	4,880	151,831
3.650%	12/17/21	THB	17,415	545,898
3.875%	06/13/19	THB	3,730	117,577
Sr. Unsec’d. Notes, TIPS
1.200%	07/14/21	THB	8,800	266,775
Unsec’d. Notes, TIPS
1.250%	03/12/28	THB	13,600	370,435

SEE NOTES TO FINANCIAL STATEMENTS.

A192

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
Republic of Turkey (Turkey), Bonds
7.100%	03/08/23	TRY	130	$43,024
8.300%	10/07/15	TRY	280	104,150
8.300%	06/20/18	TRY	1,405	508,507
8.500%	07/10/19	TRY	1,310	475,102
8.800%	11/14/18	TRY	1,550	567,348
9.000%	03/08/17	TRY	1,200	444,163
9.000%	07/24/24	TRY	1,570	580,527
9.500%	01/12/22	TRY	10	3,767
10.400%	03/27/19	TRY	560	215,007
10.400%	03/20/24	TRY	380	152,278
Sr. Unsec’d. Notes
6.750%	04/03/18		2,640	2,911,218
7.500%	07/14/17		2,710	2,990,756
Republic of Venezuela (Venezuela),
Sr. Unsec’d. Notes
7.650%	04/21/25		10	3,650
Sr. Unsec’d. Notes, RegS
7.000%	03/31/38		20	7,000
7.750%	10/13/19		40	15,500
8.250%	10/13/24		120	44,700
9.000%	05/07/23		10	3,875
Russian Federal Bond (Russia), Bonds
6.700%	05/15/19	RUB	27,200	429,059
8.150%	02/03/27	RUB	6,810	102,301
South Africa Government Bond (South Africa), Bonds
8.000%	01/31/30	ZAR	3,730	289,286
Unsec’d. Notes
10.500%	12/21/26	ZAR	380	36,357
Standard Chartered Bank Singapore Ltd. (United Kingdom),
Sr. Unsec’d. Notes, MTN, 144A
9.000%	03/19/29	IDR	3,168,000	250,446
Sr. Unsec’d. Notes, MTN
9.000%	03/19/29	IDR	3,001,000	237,244
Turkey Government Bond (Turkey), Bonds
7.400%	02/05/20	TRY	460	158,934
8.000%	03/12/25	TRY	510	176,210
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes
6.000%	12/09/20		20	7,400
9.250%	09/15/27		20	8,450
9.375%	01/13/34		10	3,900
11.750%	10/21/26		20	8,600
11.950%	08/05/31		30	12,825

TOTAL FOREIGN GOVERNMENT BONDS (cost $69,090,027)				62,985,510

MUNICIPAL BONDS — 0.3%
California — 0.2%
State of California,
General Obligation Unlimited
7.550%	04/01/39		3,300	4,771,569

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
MUNICIPAL BONDS (continued)
Illinois — 0.1%
State of Illinois,
General Obligation Unlimited
5.100%	06/01/33		2,420	$2,246,123
6.630%	02/01/35		1,000	1,028,830

				3,274,953

South Carolina
South Carolina Student Loan Corp.,
Revenue Bonds
1.256%(c)	07/25/25		1,114	1,121,274

TOTAL MUNICIPAL BONDS (cost $9,596,515)				9,167,796

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.7%
Federal Home Loan Mortgage Corp.,
Series 2755, Class ZA
5.000%	02/15/34		1,052	1,150,899
Series 4273, Class PD
6.500%	11/15/43		2,667	3,055,834
Federal National Mortgage Assoc.,
Series 2007-33, Class HF
0.535%(c)	04/25/37		636	639,088
Series 2011-52, Class GB
5.000%	06/25/41		2,725	3,008,377
Series 2011-99, Class DB
5.000%	10/25/41		2,175	2,429,473
Series 2012-111, Class B
7.000%	10/25/42		491	573,328
Series 2012-153, Class B
7.000%	07/25/42		1,577	1,844,551
Paragon Mortgages No. 12 PLC (United Kingdom),
Series 12A, Class A2C
0.494%(c)	11/15/38		3,483	3,218,424
Paragon Mortgages No. 13 PLC (United Kingdom),
Series 13A, Class A2C, 144A
0.455%(c)	01/15/39		5,593	5,117,106

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $20,796,888)				21,037,080

U.S. GOVERNMENT AGENCY OBLIGATIONS — 10.7%
Federal Farm Credit Banks
3.280%	05/20/32		2,400	2,277,262
3.500%	12/20/23		8,900	9,509,632
Federal Home Loan Banks
2.125%	06/09/23		6,100	5,895,943
3.375%	09/08/23		3,400	3,606,258
5.375%	08/15/24		1,400	1,697,066
Federal Home Loan Mortgage Corp.
3.000%	05/01/42-06/01/43		5,021	5,006,365
3.500%	06/01/42-04/01/43		20,188	20,830,426
5.000%	04/01/33-07/01/39		2,722	3,007,860
5.500%	01/01/36-08/01/40		4,044	4,528,547
7.000%	02/01/39		1,466	1,709,390
Federal National Mortgage Assoc.
0.750%	03/14/17		12,900	12,924,974
3.000%	08/01/42-03/01/44		39,742	39,792,459
3.000%	TBA	(t)	3,000	3,108,023

SEE NOTES TO FINANCIAL STATEMENTS.

A193

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
4.000%	TBA	(t)	34,000	$36,022,334
4.500%	TBA	(t)	3,000	3,243,281
5.000%	02/01/23-08/01/41		1,053	1,167,590
5.000%	TBA	(t)	16,000	17,675,000
5.500%	03/01/33-02/01/38		2,956	3,326,752
6.000%	02/01/26-05/01/41		13,767	15,649,063
6.250%	05/15/29		7,000	9,562,231
7.000%	03/01/39		895	1,054,265
Government National Mortgage Assoc.
3.000%	TBA	(t)	21,000	21,198,515
3.500%	05/20/45-06/20/45		4,997	5,212,993
3.500%	TBA	(t)	75,000	77,838,877
4.000%	TBA	(t)	3,000	3,179,239
5.000%	07/15/40		816	903,054
5.500%	11/15/32-01/15/35		3,603	4,108,288

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $310,751,880)				314,035,687

U.S. TREASURY OBLIGATIONS — 8.5%
U.S. Treasury Bonds
3.000%	05/15/42		13,100	12,834,935
3.125%	02/15/42		29,300	29,455,642
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	01/15/22		5,400	5,593,802
0.375%	07/15/23	(a)	2,700	2,754,712
0.625%	01/15/24		5,720	5,898,512
1.375%	02/15/44		4,800	5,201,475
2.500%	01/15/29		3,400	4,617,345
4.375%	02/15/38		17,600	21,642,509
U.S. Treasury Notes
0.500%	02/28/17-03/31/17		125,900	125,783,308
1.000%	03/15/18		22,000	22,051,568
1.500%	05/31/20		300	298,359
1.750%	02/28/22		200	196,516
2.000%	10/31/21-05/31/22		11,600	11,616,978
2.125%	06/30/22		100	100,422
3.000%	11/15/44-05/15/45		2,700	2,645,641

TOTAL U.S. TREASURY OBLIGATIONS (cost $255,424,799)				250,691,724

TOTAL LONG-TERM INVESTMENTS (cost $2,196,335,249)				2,218,005,692

			Shares
SHORT-TERM INVESTMENT — 32.1%
AFFILIATED MONEY MARKET MUTUAL FUND — 32.1%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $947,151,808; includes $106,995,576 of cash collateral for securities on loan)(b)(w)(Note 4)			947,151,808	947,151,808

TOTAL SHORT-TERM INVESTMENTS (cost $947,151,808)				947,151,808

			Value (Note 2)
TOTAL INVESTMENTS, BEFORE SECURITY SOLD SHORT— 107.3% (cost $3,143,487,057)			$3,165,157,500

Interest Rate	Maturity Date	Principal Amount (000)#
SECURITIES SOLD SHORT — (1.2)%
U.S. GOVERNMENT AGENCY OBLIGATIONS
Federal Home Loan Mortgage Corp.
3.500%	TBA	5,000	(5,143,750)
Federal National Mortgage Assoc.
3.000%	TBA	30,000	(29,888,085)

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (proceeds received $34,863,867)			(35,031,835)

TOTAL INVESTMENTS, NET OF SECURITY SOLD SHORT — 106.1% (cost $3,108,623,190)			3,130,125,665
Liabilities in excess of other assets(x) — (6.1)%			(180,964,434)

NET ASSETS — 100.0%			$2,949,161,231

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $104,409,743; cash collateral of $106,995,576 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2015.

(g)	Indicates a security that has been deemed illiquid.

(p)	Interest rate not available as of June 30, 2015.

(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.

(t)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of 155,000,000 is approximately 5.5% of net assets.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios2-Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A194

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Futures contracts outstanding at June 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2015	Unrealized Appreciation (Depreciation)(1)
Long Positions:
64	2 Year U.S. Treasury Notes	Sep. 2015	$13,985,000	$14,012,000	$27,000
1,162	5 Year U.S. Treasury Notes	Sep. 2015	138,503,794	138,577,579	73,785
372	10 Year U.K. Gilt	Sep. 2015	68,075,546	67,644,334	(431,212)
87	30 Year U.S. Ultra Treasury Bonds	Sep. 2015	13,293,878	13,403,438	109,560
73	Amsterdam Index	Jul. 2015	7,690,807	7,683,482	(7,325)
107	ASX SPI 200 Index	Sep. 2015	11,350,370	11,138,868	(211,502)
303	CAC40 10 Euro	Jul. 2015	16,235,518	16,168,805	(66,713)
44	DAX Index.	Sep. 2015	13,500,747	13,491,549	(9,198)
1,060	Euro STOXX 50	Sep. 2015	40,623,411	40,604,696	(18,715)
250	FTSE 100 Index.	Sep. 2015	26,176,474	25,509,081	(667,393)
35	Hang Seng Index	Jul. 2015	6,162,045	5,915,849	(246,196)
48	IBEX 35 Index	Jul. 2015	5,730,830	5,765,961	35,131
368	OMXS30 Index	Jul. 2015	6,964,304	6,844,080	(120,224)
1,452	Russell 2000 Mini Index	Sep. 2015	183,334,485	181,558,080	(1,776,405)
2,342	S&P 500 E-Mini	Sep. 2015	246,067,265	240,570,240	(5,497,025)
28	S&P 500 E-Mini	Sep. 2015	1,336,885	1,343,160	6,275
74	S&P/TSX 60 Index	Sep. 2015	10,178,821	9,999,776	(179,045)
2,172	SGX CNX Nifty Index	Jul. 2015	36,315,671	36,422,268	106,597
24	SGX MSCI Singapore Index	Jul. 2015	1,328,447	1,325,047	(3,400)
426	TOPIX Index	Sep. 2015	58,157,102	56,754,749	(1,402,353)

					(10,278,358)

Short Positions:
1	10 Year Euro-Bund.	Sep. 2015	167,841	169,458	(1,617)
252	10 Year U.S. Treasury Notes	Sep. 2015	31,721,116	31,795,312	(74,196)
138	20 Year U.S. Treasury Bonds	Sep. 2015	20,778,749	20,816,438	(37,689)
					(113,502)

					$(10,391,860)

(1) Cash of $35,647,272 has been segregated with Barclays Capital Group to cover requirements for open contracts at June 30, 2015.

Forward foreign currency exchange contracts outstanding at June 30, 2015:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 09/16/15	Bank of New York Mellon	AUD	10,190	$7,779,556	$7,828,137	$48,581
Expiring 09/16/15	Nomura Securities Co.	AUD	1,600	1,229,117	1,229,148	31
Brazilian Real,
Expiring 07/02/15	Bank of New York Mellon	BRL	417	129,640	133,968	4,328
Expiring 07/02/15	Bank of New York Mellon	BRL	414	130,000	133,099	3,099
Expiring 07/02/15	Bank of New York Mellon	BRL	401	128,000	128,916	916
Expiring 07/02/15	Bank of New York Mellon	BRL	368	117,093	118,394	1,301
Expiring 07/02/15	Bank of New York Mellon	BRL	144	44,399	46,127	1,728
Expiring 07/02/15	Bank of New York Mellon	BRL	72	22,513	23,249	736
Expiring 08/04/15	Bank of New York Mellon	BRL	410	130,176	130,002	(174)
Expiring 08/04/15	Bank of New York Mellon	BRL	354	111,542	112,494	952
British Pound,
Expiring 09/16/15	State Street Bank	GBP	2,280	3,492,588	3,580,404	87,816
Expiring 09/16/15	UBS AG	GBP	15,305	23,266,661	24,034,249	767,588
Canadian Dollar,
Expiring 09/16/15	Bank of New York Mellon	CAD	1,960	1,568,502	1,567,589	(913)
Expiring 09/16/15	Nomura Securities Co.	CAD	13,490	10,799,516	10,789,168	(10,348)
Chilean Peso,
Expiring 07/17/15	Credit Suisse First Boston Corp.	CLP	112,658	177,904	175,940	(1,964)
Expiring 07/22/15	Royal Bank of Scotland Group PLC	CLP	80,831	128,000	126,175	(1,825)

SEE NOTES TO FINANCIAL STATEMENTS.

A195

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2015 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Colombian Peso,
Expiring 07/17/15	Bank of America	COP	1,245,824	$483,065	$477,301	$(5,764)
Danish Krone,
Expiring 09/16/15	Bank of New York Mellon	DKK	12,970	1,964,336	1,942,697	(21,639)
Expiring 09/16/15	Bank of New York Mellon	DKK	1,920	290,236	287,585	(2,651)
Euro,
Expiring 09/16/15	Bank of New York Mellon	EUR	31,480	35,515,421	35,134,885	(380,536)
Expiring 09/16/15	Morgan Stanley	EUR	4,460	5,025,783	4,977,814	(47,969)
Expiring 09/16/15	Morgan Stanley	EUR	410	456,311	457,602	1,291
Expiring 09/16/15	RBC Dominion Securities	EUR	227	258,891	253,355	(5,536)
Expiring 09/16/15	UBS AG	EUR	227	257,454	253,355	(4,099)
Hong Kong Dollar,
Expiring 09/16/15	Nomura Securities Co.	HKD	2,410	310,825	310,879	54
Expiring 09/16/15	State Street Bank	HKD	29,670	3,827,103	3,827,302	199
Hungarian Forint,
Expiring 09/16/15	Bank of America	HUF	92,955	330,211	328,107	(2,104)
Expiring 09/16/15	BNP Paribas	HUF	36,956	133,212	130,445	(2,767)
Expiring 09/16/15	Citigroup Global Markets	HUF	83,662	302,000	295,309	(6,691)
Expiring 09/16/15	Deutsche Bank AG	HUF	76,693	275,556	270,708	(4,848)
Expiring 09/16/15	Deutsche Bank AG	HUF	25,851	92,295	91,248	(1,047)
Expiring 09/16/15	UBS AG	HUF	93,011	335,853	328,308	(7,545)
Indian Rupee,
Expiring 07/01/15	Deutsche Bank AG	INR	7,200	111,799	113,048	1,249
Expiring 07/01/15	Deutsche Bank AG	INR	2,864	44,582	44,972	390
Expiring 07/01/15	Morgan Stanley	INR	26,080	407,667	409,458	1,791
Expiring 07/29/15	Westpac Banking Corp.	INR	8,336	130,340	130,118	(222)
Expiring 07/31/15	Morgan Stanley	INR	11,442	179,096	178,523	(573)
Expiring 09/16/15	Morgan Stanley	INR	1,153,500	17,748,884	17,827,337	78,453
Indonesian Rupiah,
Expiring 07/24/15	Deutsche Bank AG	IDR	1,239,908	93,684	92,535	(1,149)
Expiring 07/24/15	Deutsche Bank AG	IDR	663,334	49,227	49,505	278
Expiring 07/24/15	Westpac Banking Corp.	IDR	1,702,919	127,178	127,090	(88)
Israeli Shekel,
Expiring 09/16/15	Bank of New York Mellon	ILS	440	114,637	116,632	1,995
Expiring 09/16/15	Morgan Stanley	ILS	2,560	667,961	678,587	10,626
Japanese Yen,
Expiring 09/16/15	JPMorgan Chase	JPY	3,272,000	26,087,324	26,763,596	676,272
Expiring 09/16/15	Nomura Securities Co.	JPY	3,145,000	25,284,399	25,724,788	440,389
Expiring 09/16/15	State Street Bank	JPY	562,000	4,526,859	4,596,926	70,067
Malaysian Ringgit,
Expiring 07/07/15	Deutsche Bank AG	MYR	2,592	686,956	686,548	(408)
Expiring 07/07/15	Standard Chartered PLC	MYR	479	129,000	126,921	(2,079)
Expiring 07/13/15	JPMorgan Chase	MYR	478	128,000	126,571	(1,429)
Expiring 07/13/15	Standard Chartered PLC	MYR	479	128,000	126,775	(1,225)
Expiring 07/24/15	Citigroup Global Markets	MYR	704	195,218	186,095	(9,123)
Expiring 07/24/15	Morgan Stanley	MYR	2,462	671,958	651,095	(20,863)
Expiring 07/31/15	Hong Kong & Shanghai Bank	MYR	491	129,000	129,789	789
Expiring 08/26/15	Deutsche Bank AG	MYR	2,508	666,494	661,863	(4,631)
Mexican Peso,
Expiring 09/17/15	Barclays Capital Group	MXN	277,875	17,755,591	17,579,487	(176,104)
Expiring 09/17/15	Deutsche Bank AG	MXN	4,093	258,000	258,919	919
Expiring 09/17/15	Deutsche Bank AG	MXN	2,184	141,865	138,178	(3,687)
Expiring 09/17/15	Deutsche Bank AG	MXN	1,929	125,472	122,037	(3,435)
Expiring 09/17/15	RBC Dominion Securities	MXN	15,412	987,822	975,029	(12,793)
Expiring 09/17/15	Royal Bank of Scotland Group PLC	MXN	3,950	258,458	249,903	(8,555)
Expiring 09/17/15	Royal Bank of Scotland Group PLC	MXN	2,015	128,000	127,493	(507)
Expiring 09/17/15	UBS AG	MXN	1,875	118,390	118,620	230

SEE NOTES TO FINANCIAL STATEMENTS.

A196

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2015 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
New Zealand Dollar,
Expiring 09/16/15	Nomura Securities Co.	NZD	220	$155,144	$148,077	$(7,067)
Expiring 09/16/15	Nomura Securities Co.	NZD	30	21,221	20,192	(1,029)
Expiring 09/16/15	UBS AG	NZD	24,050	16,788,872	16,187,514	(601,358)
Nigerian Naira,
Expiring 07/27/15	Barclays Capital Group	NGN	19,613	95,092	97,962	2,870
Expiring 07/30/15	Citigroup Global Markets	NGN	9,820	48,470	49,018	548
Expiring 07/30/15	JPMorgan Chase	NGN	5,954	28,775	29,718	943
Expiring 08/19/15	Barclays Capital Group	NGN	9,000	44,139	44,627	488
Expiring 08/31/15	Hong Kong & Shanghai Bank	NGN	13,376	63,581	66,056	2,475
Norwegian Krone,
Expiring 09/16/15	Bank of New York Mellon	NOK	700	89,344	89,116	(228)
Expiring 09/16/15	Nomura Securities Co.	NOK	6,000	772,698	763,846	(8,852)
Peruvian Nuevo Sol,
Expiring 07/24/15	Credit Suisse First Boston Corp.	PEN	496	156,636	155,546	(1,090)
Philippine Peso,
Expiring 07/03/15	Barclays Capital Group	PHP	5,749	127,000	127,481	481
Expiring 07/24/15	Morgan Stanley	PHP	7,505	169,054	166,212	(2,842)
Polish Zloty,
Expiring 09/16/15	Barclays Capital Group	PLN	382	103,950	101,353	(2,597)
Expiring 09/16/15	BNP Paribas	PLN	486	131,664	129,060	(2,604)
Expiring 09/16/15	Deutsche Bank AG	PLN	468	124,723	124,212	(511)
Expiring 09/16/15	Morgan Stanley	PLN	179	47,932	47,505	(427)
Expiring 09/16/15	Royal Bank of Scotland Group PLC	PLN	1,953	526,000	518,227	(7,773)
Expiring 09/16/15	Standard Chartered PLC	PLN	1,937	522,452	514,052	(8,400)
Expiring 09/16/15	UBS AG	PLN	1,960	532,425	520,283	(12,142)
Romanian Leu,
Expiring 09/16/15	JPMorgan Chase	RON	2,471	621,307	614,717	(6,590)
Russian Ruble,
Expiring 07/02/15	JPMorgan Chase	RUB	6,997	130,000	126,683	(3,317)
Expiring 07/09/15	JPMorgan Chase	RUB	6,997	125,597	126,322	725
Expiring 07/17/15	Deutsche Bank AG	RUB	10,494	200,382	188,847	(11,535)
Expiring 07/17/15	Hong Kong & Shanghai Bank	RUB	3,567	68,352	64,190	(4,162)
Singapore Dollar,
Expiring 09/16/15	Nomura Securities Co.	SGD	210	155,449	155,745	296
Expiring 09/16/15	State Street Bank	SGD	2,210	1,637,583	1,639,027	1,444
South African Rand,
Expiring 09/16/15	Deutsche Bank AG	ZAR	12,170	975,614	986,537	10,923
Expiring 09/16/15	Deutsche Bank AG	ZAR	1,061	85,970	85,975	5
Expiring 09/16/15	Royal Bank of Scotland Group PLC	ZAR	12,170	975,481	986,537	11,056
South Korean Won,
Expiring 07/24/15	JPMorgan Chase	KRW	165,362	152,183	148,162	(4,021)
Expiring 07/27/15	Barclays Capital Group	KRW	143,093	129,000	128,200	(800)
Swedish Krona,
Expiring 09/16/15	Bank of New York Mellon	SEK	4,425	532,222	534,678	2,456
Expiring 09/16/15	Nomura Securities Co.	SEK	28,800	3,495,909	3,479,940	(15,969)
Swiss Franc,
Expiring 09/16/15	Bank of New York Mellon	CHF	10,110	10,856,959	10,846,872	(10,087)
Expiring 09/16/15	Bank of New York Mellon	CHF	1,460	1,566,776	1,566,413	(363)
Thai Baht,
Expiring 07/24/15	Deutsche Bank AG	THB	7,526	222,531	222,630	99
Turkish Lira,
Expiring 09/16/15	Hong Kong & Shanghai Bank	TRY	226	82,639	82,592	(47)

				$239,758,746	$240,526,521	767,775

SEE NOTES TO FINANCIAL STATEMENTS.

A197

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2015 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 09/16/15	Bank of New York Mellon	AUD	23,470	$17,778,009	$18,030,066	$(252,057)
Brazilian Real,
Expiring 07/02/15	Bank of New York Mellon	BRL	412	129,000	132,337	(3,337)
Expiring 07/02/15	Bank of New York Mellon	BRL	410	130,000	131,722	(1,722)
Expiring 07/02/15	Bank of New York Mellon	BRL	408	129,000	131,138	(2,138)
Expiring 07/02/15	Bank of New York Mellon	BRL	399	128,000	128,167	(167)
Expiring 07/02/15	Bank of New York Mellon	BRL	397	128,000	127,578	422
Expiring 07/02/15	Bank of New York Mellon	BRL	143	44,399	45,855	(1,456)
Expiring 07/02/15	Bank of New York Mellon	BRL	140	44,000	44,976	(976)
Expiring 08/04/15	Bank of New York Mellon	BRL	818	258,285	259,682	(1,397)
Expiring 08/04/15	Bank of New York Mellon	BRL	392	124,870	124,374	496
Canadian Dollar,
Expiring 09/16/15	Deutsche Bank AG	CAD	640	512,538	511,866	672
Expiring 09/16/15	Societe Generale	CAD	21,820	17,385,623	17,451,421	(65,798)
Chilean Peso,
Expiring 07/17/15	Morgan Stanley	CLP	76,377	121,900	119,279	2,621
Chinese Yuan,
Expiring 09/16/15	BNP Paribas	CNY	2,156	345,144	345,724	(580)
Expiring 09/16/15	Hong Kong & Shanghai Bank	CNY	2,334	373,924	374,283	(359)
Expiring 09/16/15	JPMorgan Chase	CNY	806	129,000	129,266	(266)
Expiring 09/16/15	Standard Chartered PLC	CNY	1,607	257,000	257,786	(786)
Expiring 09/16/15	State Street Bank	CNY	2,167	347,066	347,521	(455)
Colombian Peso,
Expiring 07/17/15	BNP Paribas	COP	734,630	287,554	281,451	6,103
Expiring 07/17/15	Hong Kong & Shanghai Bank	COP	141,633	55,304	54,263	1,041
Expiring 07/24/15	Deutsche Bank AG	COP	217,186	84,921	83,144	1,777
Expiring 07/24/15	Deutsche Bank AG	COP	135,715	52,684	51,954	730
Expiring 07/24/15	Morgan Stanley	COP	488,683	191,528	187,079	4,449
Expiring 07/24/15	Morgan Stanley	COP	284,633	111,185	108,964	2,221
Expiring 10/06/15	Credit Suisse First Boston Corp.	COP	72,209	34,369	27,419	6,950
Expiring 10/06/15	Deutsche Bank AG	COP	54,453	25,918	20,677	5,241
Czech Koruna,
Expiring 09/16/15	BNP Paribas	CZK	3,490	145,167	142,829	2,338
Euro,
Expiring 09/16/15	Barclays Capital Group	EUR	12,185	13,542,287	13,599,701	(57,414)
Expiring 09/16/15	Citigroup Global Markets	EUR	116	128,440	129,468	(1,028)
Expiring 09/16/15	Deutsche Bank AG	EUR	2,137	2,405,176	2,385,209	19,967
Expiring 09/16/15	UBS AG	EUR	12,185	13,559,163	13,599,700	(40,537)
Indian Rupee,
Expiring 07/01/15	Deutsche Bank AG	INR	8,349	130,000	131,075	(1,075)
Expiring 07/01/15	JPMorgan Chase	INR	16,354	254,000	256,767	(2,767)
Expiring 09/16/15	Morgan Stanley	INR	500	7,663	7,728	(65)
Indonesian Rupiah,
Expiring 07/24/15	Deutsche Bank AG	IDR	15,933,307	1,207,526	1,189,115	18,411
Expiring 07/24/15	UBS AG	IDR	2,423,330	182,000	180,855	1,145
Japanese Yen,
Expiring 09/16/15	Barclays Capital Group	JPY	1,636,000	13,038,662	13,381,798	(343,136)
Expiring 09/16/15	State Street Bank	JPY	1,636,000	13,051,560	13,381,798	(330,238)
Expiring 09/16/15	Westpac Banking Corp.	JPY	15,718	128,000	128,566	(566)
Malaysian Ringgit,
Expiring 07/07/15	Hong Kong & Shanghai Bank	MYR	122	32,425	32,251	174
Expiring 07/07/15	UBS AG	MYR	478	129,659	126,524	3,135
Expiring 07/07/15	Westpac Banking Corp.	MYR	478	129,023	126,715	2,308
Expiring 07/24/15	Bank of America	MYR	221	58,459	58,479	(20)
Mexican Peso,
Expiring 09/17/15	Bank of America	MXN	2,009	129,000	127,100	1,900
Expiring 09/17/15	Bank of America	MXN	2,006	129,000	126,883	2,117
Expiring 09/17/15	Deutsche Bank AG	MXN	5,383	343,377	340,558	2,819
Expiring 09/17/15	Deutsche Bank AG	MXN	1,995	127,000	126,213	787

SEE NOTES TO FINANCIAL STATEMENTS.

A198

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2015 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Mexican Peso (continued),
Expiring 09/17/15	JPMorgan Chase	MXN	3,196	$205,863	$202,162	$3,701
Expiring 09/17/15	Standard Chartered PLC	MXN	3,240	208,509	204,990	3,519
New Taiwanese Dollar,
Expiring 07/13/15	JPMorgan Chase	TWD	8,148	262,048	264,107	(2,059)
Expiring 07/21/15	JPMorgan Chase	TWD	4,060	131,436	131,601	(165)
Expiring 07/29/15	Standard Chartered PLC	TWD	8,000	259,000	259,301	(301)
Expiring 08/03/15	Standard Chartered PLC	TWD	3,995	129,000	129,510	(510)
New Zealand Dollar,
Expiring 09/16/15	Societe Generale	NZD	24,050	16,772,470	16,187,514	584,956
Peruvian Nuevo Sol,
Expiring 07/24/15	Credit Suisse First Boston Corp.	PEN	299	94,140	93,603	537
Philippine Peso,
Expiring 07/03/15	Barclays Capital Group	PHP	5,773	129,000	128,002	998
Russian Ruble,
Expiring 07/09/15	BNP Paribas	RUB	7,228	127,000	130,500	(3,500)
Expiring 07/17/15	Credit Suisse First Boston Corp.	RUB	5,487	103,478	98,734	4,744
Expiring 07/27/15	Credit Suisse First Boston Corp.	RUB	7,068	128,171	126,678	1,493
Expiring 07/27/15	Credit Suisse First Boston Corp.	RUB	4,035	72,000	72,322	(322)
Expiring 07/29/15	Citigroup Global Markets	RUB	12,358	223,570	221,308	2,262
Expiring 07/29/15	Hong Kong & Shanghai Bank	RUB	12,492	226,269	223,717	2,552
Singapore Dollar,
Expiring 09/16/15	Deutsche Bank AG	SGD	174	129,000	129,292	(292)
Expiring 09/16/15	State Street Bank	SGD	556	411,898	412,231	(333)
Expiring 09/16/15	Westpac Banking Corp.	SGD	496	367,081	367,854	(773)
South African Rand,
Expiring 09/16/15	Deutsche Bank AG	ZAR	1,452	114,797	117,665	(2,868)
Expiring 09/16/15	UBS AG	ZAR	1,620	128,000	131,327	(3,327)
South Korean Won,
Expiring 07/02/15	UBS AG	KRW	144,365	130,000	129,417	583
Expiring 07/13/15	BNP Paribas	KRW	326,387	290,783	292,514	(1,731)
Expiring 07/17/15	Citigroup Global Markets	KRW	287,312	257,000	257,470	(470)
Expiring 07/17/15	Hong Kong & Shanghai Bank	KRW	287,314	257,000	257,472	(472)
Expiring 07/22/15	Standard Chartered PLC	KRW	141,248	128,000	126,562	1,438
Expiring 07/27/15	Deutsche Bank AG	KRW	143,910	130,000	128,932	1,068
Expiring 07/31/15	BNP Paribas	KRW	144,493	129,000	129,442	(442)
Expiring 07/31/15	UBS AG	KRW	144,365	128,385	129,327	(942)
Expiring 08/03/15	Barclays Capital Group	KRW	143,013	128,000	128,107	(107)
Expiring 08/03/15	Deutsche Bank AG	KRW	145,235	129,000	130,097	(1,097)
Expiring 08/28/15	UBS AG	KRW	282,364	254,462	252,782	1,680
Expiring 09/16/15	Morgan Stanley	KRW	690,000	612,757	617,466	(4,709)
Expiring 09/16/15	UBS AG	KRW	29,420,000	26,373,351	26,327,329	46,022
Swiss Franc,
Expiring 09/16/15	Barclays Capital Group	CHF	25,240	26,720,729	27,079,627	(358,898)
Expiring 09/16/15	Deutsche Bank AG	CHF	10	10,668	10,729	(61)
Turkish Lira,
Expiring 09/16/15	Deutsche Bank AG	TRY	423	154,370	154,451	(81)
Expiring 09/16/15	JPMorgan Chase	TRY	361	128,000	131,802	(3,802)
Expiring 09/16/15	Royal Bank of Scotland Group PLC	TRY	356	129,000	129,733	(733)
Expiring 09/16/15	Standard Chartered PLC	TRY	1,632	578,355	595,220	(16,865)

				$174,958,398	$175,728,221	(769,823)

						$(2,048)

SEE NOTES TO FINANCIAL STATEMENTS.

A199

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2015:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
BRL	10,040	01/04/16	13.815%	Brazil’s Interbank Deposit Rate(1)	$(5,244)	$—	$(5,244)	Credit Suisse First Boston Corp.
BRL	6,570	01/04/16	13.780%	Brazil’s Interbank Deposit Rate(1)	(3,479)	—	(3,479)	Deutsche Bank AG
BRL	5,340	01/04/16	13.874%	Brazil’s Interbank Deposit Rate(1)	(2,337)	—	(2,337)	Deutsche Bank AG
BRL	3,660	01/04/16	13.155%	Brazil Interbank Deposit Rate(2)	4,855	—	4,855	Deutsche Bank AG
BRL	3,360	01/04/16	11.945%	Brazil Interbank Deposit Rate(2)	6,450	—	6,450	Citigroup Global Markets
BRL	1,990	01/04/16	12.000%	Brazil Interbank Deposit Rate(2)	6,915	—	6,915	Deutsche Bank AG
BRL	370	01/04/16	11.230%	Brazil Interbank Deposit Rate(1)	(2,158)	—	(2,158)	Deutsche Bank AG
BRL	370	01/04/16	11.190%	Brazil Interbank Deposit Rate(1)	(2,213)	—	(2,213)	Citigroup Global Markets
BRL	2,680	01/02/17	13.840%	Brazil’s Interbank Deposit Rate(1)	(461)	—	(461)	Morgan Stanley
BRL	2,130	01/02/17	11.550%	Brazil Interbank Deposit Rate(1)	(19,792)	—	(19,792)	Credit Suisse First Boston Corp.
BRL	1,010	01/02/17	12.570%	Brazil Interbank Deposit Rate(1)	(4,427)	—	(4,427)	Deutsche Bank AG
BRL	40	01/02/17	11.700%	Brazil Interbank Deposit Rate(1)	(308)	—	(308)	Deutsche Bank AG
BRL	550	01/02/18	11.450%	Brazil Interbank Deposit Rate(1)	(5,680)	—	(5,680)	Deutsche Bank AG
BRL	290	01/02/18	11.500%	Brazil Interbank Deposit Rate(1)	(3,760)	—	(3,760)	Credit Suisse First Boston Corp.
BRL	260	01/02/18	11.500%	Brazil Interbank Deposit Rate(1)	(3,308)	—	(3,308)	Deutsche Bank AG
BRL	240	01/02/18	11.960%	Brazil Interbank Deposit Rate(1)	(1,773)	—	(1,773)	Credit Suisse First Boston Corp.
BRL	1,790	01/04/21	12.090%	Brazil Interbank Deposit Rate(1)	(6,035)	—	(6,035)	Deutsche Bank AG
BRL	930	01/04/21	11.778%	Brazil Interbank Deposit Rate(1)	(6,092)	—	(6,092)	Morgan Stanley
BRL	570	01/04/21	11.410%	Brazil Interbank Deposit Rate(2)	5,764	—	5,764	Morgan Stanley
BRL	330	01/04/21	12.905%	Brazil Interbank Deposit Rate(1)	1,411	—	1,411	Deutsche Bank AG
BRL	620	01/02/25	12.340%	Brazil’s Interbank Deposit Rate(2)	(85)	—	(85)	Deutsche Bank AG
CLP	126,100	03/28/16	3.860%	Camara Interbank rate(2)	(1,607)	—	(1,607)	Credit Suisse First Boston Corp.
CLP	129,760	04/28/17	3.980%	Camara Interbank rate(1)	(2,540)	—	(2,540)	Credit Suisse First Boston Corp.
CLP	60,440	05/12/17	3.950%	Camara Interbank rate(2)	(1,092)	—	(1,092)	Credit Suisse First Boston Corp.
CLP	96,080	07/28/17	3.640%	Camara Interbank rate(2)	(975)	—	(975)	Credit Suisse First Boston Corp.
CLP	46,500	09/30/18	5.010%	Camara Interbank rate(2)	(3,145)	—	(3,145)	Citigroup Global Markets
CLP	72,020	03/13/19	4.650%	Camara Interbank rate(2)	(3,548)	—	(3,548)	Citigroup Global Markets
CLP	27,000	03/26/19	4.540%	Camara Interbank rate(2)	(1,128)	—	(1,128)	Credit Suisse First Boston Corp.

SEE NOTES TO FINANCIAL STATEMENTS.

A200

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2015 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
CLP	102,300	03/31/19	3.850%	Camara Interbank rate(2)	$(72)	$—	$(72)	Credit Suisse First Boston Corp.
CLP	24,790	04/10/19	4.430%	Camara Interbank rate(2)	(847)	—	(847)	Deutsche Bank AG
CLP	26,600	04/15/19	4.350%	Camara Interbank rate(2)	(774)	—	(774)	Morgan Stanley
CLP	43,870	07/28/19	4.000%	Camara Interbank rate(2)	(383)	—	(383)	Deutsche Bank AG
COP	423,180	04/15/19	5.110%	90 day Colombian Interbank rate(2)	(974)	—	(974)	Credit Suisse First Boston Corp.
COP	224,740	04/22/19	5.190%	Colombia Interbank rate(2)	(769)	—	(769)	JPMorgan Chase
COP	148,420	06/17/19	5.320%	3 month LIBOR(2)	(562)	—	(562)	Deutsche Bank AG
COP	210,810	06/18/19	5.350%	3 month LIBOR(2)	(882)	—	(882)	Credit Suisse First Boston Corp.
COP	79,080	12/04/19	4.880%	Colombia Interbank rate(2)	340	—	340	JPMorgan Chase
COP	57,330	12/04/19	4.900%	Colombia Interbank rate(2)	228	—	228	Credit Suisse First Boston Corp.
COP	79,860	04/16/24	5.920%	90 day Colombian Interbank rate(2)	327	—	327	Citigroup Global Markets
KRW	246,840	03/03/17	2.850%	3 month Certificate of Deposit(1)	4,468	—	4,468	Deutsche Bank AG
KRW	840,670	03/07/17	2.875%	3 month Certificate of Deposit(1)	15,350	—	15,350	Citigroup Global Markets
KRW	1,319,500	10/06/17	2.239%	3 month Certificate of Deposit(2)	14,963	—	14,963	Citigroup Global Markets
KRW	915,800	10/06/17	2.245%	3 month Certificate of Deposit(1)	10,512	—	10,512	Deutsche Bank AG
KRW	116,820	10/13/17	2.250%	3 month Certificate of Deposit(1)	1,353	(7)	1,360	Morgan Stanley
KRW	221,190	10/14/17	2.240%	3 month Certificate of Deposit(1)	2,514	(13)	2,527	Citigroup Global Markets
KRW	202,870	10/14/17	2.250%	3 month Certificate of Deposit(1)	2,351	(12)	2,363	Morgan Stanley
KRW	202,870	10/14/17	2.245%	3 month Certificate of Deposit(1)	2,338	(12)	2,350	Morgan Stanley
KRW	445,020	10/15/17	2.252%	3 month Certificate of Deposit(1)	5,175	(26)	5,201	Deutsche Bank AG
KRW	299,010	10/28/17	2.172%	3 month Certificate of Deposit(1)	2,926	—	2,926	Deutsche Bank AG
KRW	2,600,000	05/14/23	2.140%	3 month Certificate of Deposit(1)	(67,791)	—	(67,791)	Barclays Capital Group
KRW	411,360	07/11/24	2.940%	3 month Certificate of Deposit(1)	22,672	—	22,672	Citigroup Global Markets
THB	11,040	11/17/16	1.905%	6 month Thailand reference rate(1)	(1,954)	—	(1,954)	Citigroup Global Markets

SEE NOTES TO FINANCIAL STATEMENTS.

A201

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2015 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
THB	11,530	11/19/16	1.870%	6 month Thailand reference rate(1)	$(2,628)	$—	$(2,628)	Deutsche Bank AG
THB	5,600	11/24/16	1.810%	6 month Thailand reference rate(1)	827	—	827	JPMorgan Chase
THB	11,140	11/26/16	1.800%	6 month Thailand reference rate(1)	1,614	—	1,614	Citigroup Global Markets
THB	6,500	11/28/16	1.820%	6 month Thailand reference rate(1)	1,013	—	1,013	Morgan Stanley
THB	14,340	12/15/16	1.893%	6 month Thailand reference rate(1)	2,610	—	2,610	Citigroup Global Markets
THB	16,540	12/22/16	1.890%	6 month Thailand reference rate(1)	2,971	—	2,971	JPMorgan Chase
THB	15,930	01/08/17	1.872%	6 month Thailand reference rate(1)	2,736	—	2,736	Deutsche Bank AG
THB	12,040	01/26/17	1.990%	6 month Thailand reference rate(1)	2,823	—	2,823	Deutsche Bank AG
TRY	1,490	12/04/16	8.050%	3 month LIBOR(1)	(103,023)	—	(103,023)	Deutsche Bank AG
TRY	514	12/05/16	8.080%	3 month LIBOR(1)	(34,864)	—	(34,864)	Deutsche Bank AG
ZAR	3,400	06/07/18	7.100%	3 month JIBAR(1)	(887)	—	(887)	Deutsche Bank AG
ZAR	1,375	06/07/18	7.110%	3 month JIBAR(1)	(328)	—	(328)	Deutsche Bank AG
ZAR	18,000	04/30/20	6.000%	3 month JIBAR(1)	(100,788)	—	(100,788)	Morgan Stanley

					$(273,207)	$(70)	$(273,137)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2015	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
MXN	5,370	09/25/18	5.190%	28 day Mexican Interbank rate(2)	$3	$(5,354)	$(5,357)
MXN	1,850	11/20/24	5.955%	28 day Mexican Interbank rate(2)	—	2,972	2,972
	49,900	03/16/16	2.500%	3 month LIBOR(2)	202,783	(949,640)	(1,152,423)
ZAR	3,310	06/13/19	7.640%	3 month LIBOR(1)	—	1,330	1,330
ZAR	1,200	09/05/19	7.280%	3 month JIBAR(1)	1	(946)	(947)
ZAR	3,620	09/08/19	7.310%	3 month JIBAR(1)	3	(2,537)	(2,540)
ZAR	1,120	12/18/24	7.890%	3 month JIBAR(2)	—	2,182	2,182

					$202,790	$(951,993)	$(1,154,783)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at June 30, 2015:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(2)	Implied Credit Spread at June 30, 2015(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues—Buy Protection(1):
People’s Republic of China	03/20/19	1.000%	80	*	$(1,045)	$(202)	$(843)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%	80	*	(1,045)	(213)	(832)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%	60	*	(784)	(335)	(449)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%	60	*	(784)	(102)	(682)	Citigroup Global Markets

SEE NOTES TO FINANCIAL STATEMENTS.

A202

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Credit default swap agreements outstanding at June 30, 2015 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(2)	Implied Credit Spread at June 30, 2015(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues—Buy Protection(1) (continued)
People’s Republic of China	03/20/19	1.000%	50	*	$(653)	$(170)	$(483)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%	40	*	(523)	(133)	(390)	Barclays Capital Group
People’s Republic of China	03/20/19	1.000%	40	*	(523)	(249)	(274)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%	40	*	(523)	(301)	(222)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%	40	*	(523)	(300)	(223)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%	40	*	(523)	(320)	(203)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%	40	*	(523)	(358)	(165)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%	40	*	(523)	(156)	(367)	JPMorgan Chase
People’s Republic of China	03/20/19	1.000%	30	*	(392)	(100)	(292)	JPMorgan Chase
People’s Republic of China	03/20/19	1.000%	20	*	(261)	(68)	(193)	Barclays Capital Group
People’s Republic of China	03/20/19	1.000%	20	*	(261)	(82)	(179)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%	20	*	(261)	(67)	(194)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%	20	*	(261)	(133)	(128)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%	10	*	(131)	(66)	(65)	Barclays Capital Group
People’s Republic of China	03/20/19	1.000%	10	*	(131)	(44)	(87)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	160	*	(1,959)	—	(1,959)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	140	*	(1,714)	(2,155)	441	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	110	*	(1,347)	(747)	(600)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	90	*	(1,102)	(483)	(619)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	80	*	(980)	(476)	(504)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	70	*	(857)	(214)	(643)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	60	*	(735)	(389)	(346)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	60	*	(735)	(780)	45	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	50	*	(612)	(223)	(389)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	50	*	(612)	(331)	(281)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	50	*	(612)	(352)	(260)	JPMorgan Chase
People’s Republic of China	06/20/19	1.000%	40	*	(490)	(275)	(215)	Citigroup Global Markets

SEE NOTES TO FINANCIAL STATEMENTS.

A203

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Credit default swap agreements outstanding at June 30, 2015 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(2)	Implied Credit Spread at June 30, 2015(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues—Buy Protection(1) (continued)
People’s Republic of China	06/20/19	1.000%	40	*	$(490)	$(98)	$(392)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	30	*	(367)	(196)	(171)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	30	*	(367)	(292)	(75)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	30	*	(367)	(326)	(41)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	30	*	(367)	(193)	(174)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	20	*	(245)	(123)	(122)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	20	*	(245)	(126)	(119)	JPMorgan Chase
People’s Republic of China	06/20/19	1.000%	10	*	(122)	(57)	(65)	Citigroup Global Markets

					$(23,995)	$(11,235)	$(12,760)

Cash of $1,989,176 has been segregated with Barclays Capital Group to cover requirements for open contracts at June 30, 2015.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*	Fair value of credit default swap agreement is based on price obtained from independent pricing service which used information provided by market dealers. No implied credit spread is utilized in determining such fair value.

SEE NOTES TO FINANCIAL STATEMENTS.

A204

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Currency swap agreements outstanding at June 30, 2015:

Notional Amount (000)#		Fund Receives	Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
TRY	270	11.07%	(123)	3 Month LIBOR	Citigroup Global Markets	03/10/16	$(18,229)	$—	$(18,229)
ZAR	927	6.09%	89	3 Month LIBOR	Deutsche Bank AG	05/23/19	(13,034)	(85)	(12,949)
ZAR	1,180	6.09%	115	3 Month LIBOR	Deutsche Bank AG	05/12/24	(17,048)	546	(17,594)
ZAR	580	6.09%	56	3 Month LIBOR	Citigroup Global Markets	05/13/24	(8,583)	(147)	(8,436)
ZAR	1,190	6.09%	114	3 Month LIBOR	Morgan Stanley	05/13/24	(17,522)	(246)	(17,276)
ZAR	760	6.08%	71	3 Month LIBOR	Deutsche Bank AG	07/15/24	(8,367)	—	(8,367)
ZAR	650	6.08%	61	3 Month LIBOR	Morgan Stanley	07/17/24	(7,550)	—	(7,550)
ZAR	1,190	6.09%	111	3 Month LIBOR	Morgan Stanley	08/12/24	(13,786)	—	(13,786)

							$(104,119)	$68	$(104,187)

Total return swap agreements outstanding at June 30, 2015:

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	07/13/15	39,800	Pay or receive amounts based on market value fluctuation of Titulos de Tesoreria.	$(10)	$—	$(10)
Deutsche Bank AG	07/29/15	50,900	Pay or receive amounts based on market value fluctuation of Titulos de Tesoreria.	111	—	111

				$101	$—	$101

SEE NOTES TO FINANCIAL STATEMENTS.

A205

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other significant observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Fund	$28,513,472	$—	$—
Common Stocks	400,407,856	417,121,719	652,025
Exchange Traded Funds	4,982,637	—	—
Preferred Stocks	3,850,670	3,450,931	—
Rights	—	8,662	978
Unaffiliated Mutual Funds	21,852,785	145,166	—
Warrants	4,865	—	—
Asset-Backed Securities
Collateralized Loan Obligations	—	63,117,760	—
Non-Residential Mortgage-Backed Securities	—	52,111,039	—
Bank Loans	—	59,985,007	—
Commercial Mortgage-Backed Securities	—	75,714,795	—
Corporate Bonds	—	428,167,528	—
Foreign Government Bonds	—	62,985,510	—
Municipal Bonds	—	9,167,796	—
Residential Mortgage-Backed Securities	—	21,037,080	—
U.S. Government Agency Obligations	—	314,035,687	—
U.S. Treasury Obligations	—	250,691,724	—
Affiliated Money Market Mutual Fund	947,151,808	—	—
Short Sales — U.S. Government Agency Obligations	—	(35,031,835)	—
Other Financial Instruments*
Financial Futures Contracts	(10,391,860)	—	—
Foreign Forward Currency Contracts	—	(2,048)	—
Over-the-counter interest rate swaps	—	(273,207)	—
Exchange-traded interest rate swaps	—	(1,154,783)	—
Over-the-counter credit default swaps	—	(23,995)	—
Total Return Swaps	—	101	—
Currency Swap Agreements	—	(104,119)	—

Total	$1,396,372,233	$1,721,150,518	$653,003

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2015 were as follows:

Affiliated Money Market Mutual Fund (3.6% represents investments purchased with collateral from securities on loan)	32.1%
U.S. Government Agency Obligations	10.7
U.S. Treasury Obligations	8.5
Banks	6.0
Real Estate Investment Trusts (REITs)	3.4
Oil, Gas & Consumable Fuels	2.8
Pharmaceuticals	2.7
Commercial Mortgage-Backed Securities	2.6
Collateralized Loan Obligations	2.1
Foreign Government Bonds	2.1
Non-Residential Mortgage-Backed Securities	1.8
Media	1.7
Diversified Telecommunication Services	1.6

Insurance	1.2%
Food & Staples Retailing	1.2
U.S. Government Mortgage-Backed Obligations	1.2
Food Products	1.1
Technology Hardware, Storage & Peripherals	1.1
Affiliated Mutual Fund	1.0
Electric Utilities	0.9
Capital Markets	0.9
Chemicals	0.8
Beverages	0.8
Consumer Finance	0.8
Metals & Mining	0.7
Mutual Funds	0.7
Real Estate Management & Development	0.7
Tobacco	0.7
Health Care Providers & Services	0.7
IT Services	0.7
Residential Mortgage-Backed Securities	0.7
Diversified Financial Services	0.7

SEE NOTES TO FINANCIAL STATEMENTS.

A206

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Automobiles	0.6%
Software	0.6
Wireless Telecommunication Services	0.6
Specialty Retail	0.6
Hotels, Restaurants & Leisure	0.6
Industrial Conglomerates	0.6
Health Care Equipment & Supplies	0.5
Electronic Equipment, Instruments & Components	0.4
Semiconductors & Semiconductor Equipment	0.4
Internet Software & Services	0.4
Machinery	0.4
Biotechnology	0.4
Aerospace & Defense	0.4
Road & Rail	0.4
Household Durables	0.4
Communications Equipment	0.4
Textiles, Apparel & Luxury Goods	0.3
Household Products	0.3
Multi-Utilities	0.3
Municipal Bonds	0.3
Trading Companies & Distributors	0.3
Transportation Infrastructure	0.3
Construction & Engineering	0.3
Multiline Retail	0.3
Commercial Services & Supplies	0.2

Auto Components	0.2%
Exchange Traded Funds	0.2
Gas Utilities	0.2
Electrical Equipment	0.1
Personal Products	0.1
Air Freight & Logistics	0.1
Professional Services	0.1
Internet & Catalog Retail	0.1
Independent Power & Renewable Electricity Producers	0.1
Airlines	0.1
Containers & Packaging	0.1
Diversified Consumer Services	0.1
Energy Equipment & Services	0.1
Construction Materials	0.1
Building Products	0.1
Distributors	0.1
Life Sciences Tools & Services	0.1
Thrifts & Mortgage Finance	0.1
Leisure Products	0.1
Water Utilities	0.1
U.S. Government Agency Obligations	(1.2)

106.1
Liabilities in excess of other assets	(6.1)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, interest rate risk, foreign exchange and equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2015 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$210,345	*	Due from/to broker-variation margin futures	$544,714	*
Interest rate contracts	Due from/to broker-variation margin swaps	6,484	*	Due from/to broker-variation margin swaps	1,161,267	*
Interest rate contracts	Unrealized appreciation on over-the-counter swap agreements	125,687		Unrealized depreciation on over-the-counter swap agreements	502,910
Interest rate contracts	Premiums paid for swap agreements	546		Premiums received for swap agreements	548
Foreign exchange contracts	Unrealized appreciation on foreign currency forward contracts	2,980,254		Unrealized depreciation on foreign currency forward contracts	2,982,302
Credit contracts	Unrealized appreciation on over-the-counter swap agreements	486		Unrealized depreciation on over-the-counter swap agreements	13,246
Credit contracts	—	—		Premiums received for swap agreements	11,235
Equity contracts	Due from/to broker-variation margin futures	148,003	*	Due from/to broker-variation margin futures	10,205,494	*
Equity contracts	Unaffiliated investments	14,505		—	—

Total		$3,486,310			$15,421,716

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures and exchange-trade swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A207

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Futures	Swaps	Forward Currency Contracts(2)	Total
Interest rate contracts	$—	$5,957,894	$(37,788)	$—	$5,920,106
Foreign exchange contracts	—	—	33,579	(447,433)	(413,854)
Credit contracts	—	—	(299,007)	—	(299,007)
Equity contracts	13,733	72,961,459	1,186	—	72,976,378

Total	$13,733	$78,919,353	$(302,030)	$(447,433)	$78,183,623

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(3)	Warrants(3)	Futures	Swaps	Forward Currency Contracts(4)	Total
Interest rate contracts	$—	$—	$1,134,484	$(985,148)	$—	$149,336
Foreign exchange contracts	—	—	—	—	1,761,299	1,761,299
Credit contracts	—	—	—	196,592	—	196,592
Equity contracts	(1,379)	583	(30,908,612)	—	—	(30,909,408)

Total	$(1,379)	$583	$(29,774,128)	$(788,556)	$1,761,299	$(28,802,181)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

(2)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

(4)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations. For the six months ended June 30, 2015, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts — Long Positions(1)	Futures Contracts — Short Positions(1)	Cross Currency Exchange Contracts(2)	Forward Foreign Currency Exchange Contracts — Purchased(2)	Forward Foreign Currency Exchange Contracts — Sold(2)	Interest Rate Swap Agreements(3)	Credit Default Swap Agreements — Buy Protection(3)	Credit Default Swap Agreements — Sell Protection(3)	Total Return Swap Agreements(3)	Currency Swap Agreements(3)
$998,515,653	$83,603,922	$(73,624)	$236,730,363	$139,780,329	$101,374	$2,033	$47,042	$17	$5,450

(1)	Value at Trade Date.

(2)	Value at Settlement Date.

(3)	Notional Amount in USD (000).

SEE NOTES TO FINANCIAL STATEMENTS.

A208

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received(3)	Net Amount
Bank of America	$4,017	$(4,017)	$—	$—
Bank of New York Mellon	67,010	(67,010)	—	—
Barclays Capital Group	4,837	(4,837)	—	—
BNP Paribas	8,441	(8,441)	—	—
Citigroup Global Markets	69,809	(69,809)	—	—
Credit Suisse First Boston Corp.	13,952	(13,952)	—	—
Deutsche Bank AG	107,839	(107,839)	—	—
Hong Kong & Shanghai Bank	7,031	(5,040)	—	1,991
JPMorgan Chase	685,779	(26,957)	—	658,822
Morgan Stanley	114,302	(114,302)	—	—
Nomura Securities Co.	440,770	(43,265)	—	397,505
RBC Dominion Securities	—	—	—	—
Royal Bank of Scotland Group PLC	11,056	(11,056)	—	—
Societe Generale	584,956	(65,798)	—	519,158
Standard Chartered PLC	4,957	(4,957)	—	—
State Street Bank	159,526	(159,526)	—	—
UBS AG	820,383	(669,950)	—	150,433
Westpac Banking Corp.	2,308	(1,649)	—	659

	$3,106,973

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged(3)	Net Amount
Bank of America	$(7,888)	$4,017	$—	$(3,871)
Bank of New York Mellon	(679,841)	67,010	—	(612,831)
Barclays Capital Group	(1,007,762)	4,837	—	(1,002,925)
BNP Paribas	(11,624)	8,441	—	(3,183)
Citigroup Global Markets	(76,791)	69,809	—	(6,982)
Credit Suisse First Boston Corp.	(43,215)	13,952	—	(29,263)
Deutsche Bank AG	(247,095)	107,839	—	(139,256)
Hong Kong & Shanghai Bank	(5,040)	5,040	—	—
JPMorgan Chase	(26,957)	26,957	—	—
Morgan Stanley	(224,452)	114,302	—	(110,150)
Nomura Securities Co.	(43,265)	43,265	—	—
RBC Dominion Securities	(18,329)	—	—	(18,329)
Royal Bank of Scotland Group PLC	(19,393)	11,056	—	(8,337)
Societe Generale	(65,798)	65,798	—	—
Standard Chartered PLC	(30,166)	4,957	—	(25,209)
State Street Bank	(331,026)	159,526	—	(171,500)
UBS AG	(669,950)	669,950	—	—
Westpac Banking Corp.	(1,649)	1,649	—	—

	$(3,510,241)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Amounts shown reflect actual collateral received or pledged by the Portfolio. Such amounts are applied up to 100% of the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A209

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2015

ASSETS:
Investments at value, including securities on loan of $104,409,743:
Unaffiliated investments (cost $2,167,438,848)	$2,189,492,220
Affiliated investments (cost $976,048,209)	975,665,280
Cash	950,656
Foreign currency, at value (cost $14,017,927)	14,007,571
Deposit with broker	38,176,448
Receivable for investments sold	127,551,515
Dividends and interest receivable	10,523,196
Unrealized appreciation on foreign currency forward contracts	2,980,254
Tax reclaim receivable	1,867,924
Due from broker-variation margin futures	809,843
Unrealized appreciation on over-the-counter swap agreements	126,173
Due from broker-variation margin swaps	25,617
Premiums paid for swap agreements	546
Prepaid expenses	3,526

Total Assets	3,362,180,769

LIABILITIES:
Payable for investments purchased	264,343,177
Payable to broker for collateral for securities on loan	106,995,576
Securities sold short, at value (proceeds received $34,863,867)	35,031,835
Unrealized depreciation on foreign currency forward contracts	2,982,302
Payable for fund share repurchased	1,418,170
Advisory fees payable	663,712
Interest payable on securities sold short	535,306
Unrealized depreciation on over-the-counter swap agreements	516,156
Accrued expenses and other liabilities	478,131
Distribution fee payable	40,382
Premiums received for swap agreements	11,783
Foreign withholding taxes payable	2,658
Affiliated transfer agent fee payable	350

Total Liabilities	413,019,538

NET ASSETS	$2,949,161,231

Net assets were comprised of:
Paid-in capital	$2,340,636,197
Retained earnings	608,525,034

Net assets, June 30, 2015	$2,949,161,231

Net asset value and redemption price per share, $2,949,161,231 / 239,830,515 outstanding shares of beneficial interest.	$12.30

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2015

INCOME
Interest income	$16,102,000
Unaffiliated dividend income (net of $944,260 foreign withholding tax)	13,201,041
Affiliated dividend income	714,648
Affiliated income from securities lending, net	136,406

30,154,095

EXPENSES
Advisory fees	13,746,788
Distribution fee	1,502,190
Custodian and accounting fees	532,000
Audit fee	28,000
Insurance expenses	21,000
Trustees’ fees	18,000
Shareholders’ reports	13,000
Legal fees and expenses	8,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Loan interest expense	28
Miscellaneous	113,145

Total expenses	15,986,151
Less: advisory fee waivers and/or expense reimbursement	(3,380,494)
Less: distribution fee waiver	(14,146)

Net expenses	12,591,511

NET INVESTMENT INCOME	17,562,584

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	20,183,841
Futures transactions	78,919,353
Short sales transactions	(342,344)
Swap agreements transactions	(302,030)
Foreign currency transactions	(8,910,211)

89,548,609

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated $(265,105))	(29,014,489)
Futures	(29,774,128)
Short sales	17,657
Swap agreements	(788,556)
Foreign currencies	1,937,278

(57,622,238)

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	31,926,371

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$49,488,955

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	Six Months Ended June 30, 2015	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$17,562,584	$35,039,594
Net realized gain on investment and foreign currency transactions	89,548,609	66,674,159
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(57,622,238)	14,676,274

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	49,488,955	116,390,027

FUND SHARE TRANSACTIONS:
Fund share sold [1,175,227 and 13,281,323 shares, respectively]	14,497,140	157,549,886
Fund share repurchased [9,278,969 and 17,309,421 shares, respectively]	(114,826,722)	(204,420,157)

NET DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(100,329,582)	(46,870,271)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(50,840,627)	69,519,756
NET ASSETS:
Beginning of period	3,000,001,858	2,930,482,102

End of period	$2,949,161,231	$3,000,001,858

SEE NOTES TO FINANCIAL STATEMENTS.

A210

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

LONG-TERM INVESTMENTS — 89.9%
COMMON STOCKS — 51.6%	Shares	Value (Note 2)
Australia — 0.2%
BHP Billiton Ltd.	118,500	$2,417,264
Echo Entertainment Group Ltd.	162,832	546,612
Lend Lease Group	40,245	465,324
Newcrest Mining Ltd.*	51,744	521,018
Oil Search Ltd.	400,789	2,203,015
Santos Ltd.	90,053	543,712
South32 Ltd.*	118,500	163,658

		6,860,603

Austria
OMV AG	18,607	512,247

Belgium — 0.2%
Ageas	16,376	631,842
Anheuser-Busch InBev NV	33,637	4,047,900
bpost SA	20,546	565,018
Delhaize Group SA	6,031	490,546
Solvay SA	13,443	1,851,984

		7,587,290

Brazil — 0.1%
Banco do Brasil SA	104,570	812,250
JBS SA	108,360	570,536
Kroton Educacional SA	164,100	627,033
Smiles SA	15,350	260,186

		2,270,005

Canada — 0.3%
Brookfield Asset Management, Inc. (Class A Stock), (TSX)	43,470	1,518,407
Brookfield Asset Management, Inc. (Class A Stock), (XYSE)	17,559	613,511
Canadian Imperial Bank of Commerce	9,828	724,785
Canadian Pacific Railway Ltd.	7,383	1,182,978
First Quantum Minerals Ltd.	103,623	1,354,815
Gildan Activewear, Inc.(a)	10,481	348,388
Loblaw Cos. Ltd.	10,248	517,569
Magna International, Inc.	9,264	519,941
Novadaq Technologies, Inc.*(a)	97,545	1,181,270
Suncor Energy, Inc.	21,701	597,690

		8,559,354

China — 0.8%
ANTA Sports Products Ltd.	159,000	385,626
Bank of China Ltd. (Class H Stock)	2,521,000	1,636,082
BYD Electronic International Co. Ltd.*	119,500	161,591
China CITIC Bank Corp. Ltd. (Class H Stock)*	1,047,000	833,624
China Construction Bank Corp. (Class H Stock)	3,795,000	3,461,632
China Everbright Bank Co. Ltd. (Class H Stock)	650,000	389,318
China Merchants Bank Co. Ltd. (Class H Stock)	382,000	1,109,580
China Mobile Ltd.	159,500	2,040,629
China Overseas Land & Investment Ltd.	834,000	2,935,779
China Southern Airlines Co. Ltd. (Class H Stock)	208,000	243,656
China Telecom Corp. Ltd. (Class H Stock)	1,332,000	780,153
CNOOC Ltd.	1,740,000	2,468,151

COMMON STOCKS (continued)	Shares	Value (Note 2)
China (continued)
Geely Automobile Holdings Ltd.	940,000	$501,130
GOME Electrical Appliances Holding Ltd.	1,120,000	246,812
Great Wall Motor Co. Ltd. (Class H Stock)	112,000	553,969
Huadian Power International Corp. Ltd. (Class H Stock)	522,000	576,771
Huaneng Power International, Inc. (Class H Stock)	572,000	796,083
Industrial & Commercial Bank of China Ltd. (Class H Stock)	1,120,000	888,749
Jintian Pharmaceutical Group Ltd.	336,000	179,695
Lenovo Group Ltd.	548,000	757,645
NetEase, Inc., ADR	5,320	770,682
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	89,000	1,201,102
Shanghai Electric Group Co. Ltd. (Class H Stock)	156,000	127,159
Shenzhen Expressway Co. Ltd. (Class H Stock)	218,000	173,593
Shenzhen International Holdings Ltd.	194,250	338,873
Sinopharm Group Co. Ltd. (Class H Stock)	127,600	566,631
Sinotrans Ltd. (Class H Stock)	269,000	179,109
TCL Communication Technology Holdings Ltd.	115,000	107,480
Tencent Holdings Ltd.	39,200	783,864
Zhejiang Expressway Co. Ltd. (Class H Stock)	262,000	363,353

		25,558,521

Denmark — 0.1%
Danske Bank A/S	18,390	540,611
Novo Nordisk A/S (Class B Stock)	27,600	1,514,547
Pandora A/S	6,360	682,455

		2,737,613

Egypt
Commercial International Bank Egypt SAE, GDR	49,468	357,584

Finland
UPM-Kymmene OYJ	89,457	1,583,026

France — 1.2%
Accor SA	40,890	2,069,453
Airbus Group NV	25,210	1,642,116
AXA SA	200,097	5,072,839
BNP Paribas SA	81,930	4,971,746
Cap Gemini SA	6,777	601,233
Credit Agricole SA	42,315	631,762
Essilor International SA	14,317	1,715,188
Hermes International	578	215,814
Imerys SA	12,990	996,505
Kering	4,540	811,695
Lafarge SA	23,500	1,553,755
LVMH Moet Hennessy Louis Vuitton SE	13,280	2,334,767
Orange SA	38,873	600,758
Pernod Ricard SA	11,550	1,335,211
Publicis Groupe SA	6,881	510,041
Renault SA	6,455	676,791
Sanofi	49,913	4,937,900
Schneider Electric SE	24,970	1,728,902
Sodexo	19,357	1,842,747
Suez Environnement Co.	53,551	999,746

SEE NOTES TO FINANCIAL STATEMENTS.

A211

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
France (continued)
Technip SA	24,750	$1,533,864
Teleperformance	8,222	580,869
Valeo SA	4,022	636,213

		37,999,915

Germany — 0.9%
Allianz SE	17,610	2,746,304
Bayer AG	57,490	8,050,923
Continental AG	16,718	3,958,452
Daimler AG	39,674	3,614,135
E.ON SE	38,484	513,165
Fresenius Medical Care AG & Co. KGaA	26,390	2,184,735
HeidelbergCement AG	8,781	695,956
Infineon Technologies AG	102,060	1,266,526
Linde AG	6,259	1,186,168
Merck KGaA	5,259	524,272
OSRAM Licht AG	11,902	569,402
SAP SE	61,900	4,337,731

		29,647,769

Hong Kong — 0.4%
Belle International Holdings Ltd.	439,000	505,740
Cheung Kong Property Holdings Ltd.*	302,296	2,507,580
CK Hutchison Holdings Ltd.	281,296	4,135,608
Hang Lung Properties Ltd.	487,000	1,447,327
Huabao International Holdings Ltd.	148,000	88,976
REXLot Holdings Ltd.	1,475,000	83,405
Sands China Ltd.	620,800	2,086,385
Skyworth Digital Holdings Ltd.	320,000	284,880
Xinyi Glass Holdings Ltd.	348,000	184,760

		11,324,661

India — 0.2%
Dr Reddy’s Laboratories Ltd., ADR	5,130	283,792
HDFC Bank Ltd., ADR	35,211	2,131,322
ICICI Bank Ltd., ADR	132,129	1,376,784
Infosys Ltd., ADR	11,800	187,030
Reliance Industries Ltd., GDR, 144A	36,236	1,128,751
State Bank of India, GDR, RegS	8,214	334,310
Tata Motors Ltd., ADR	19,011	655,309
Wipro Ltd., ADR(a)	38,350	459,050

		6,556,348

Indonesia — 0.1%
Astra International Tbk PT	1,574,000	833,141
Bank Negara Indonesia Persero Tbk PT	728,000	288,625
Telekomunikasi Indonesia Persero Tbk PT	2,367,400	518,920
United Tractors Tbk PT	88,500	134,973

		1,775,659

Ireland — 0.2%
Ryanair Holdings PLC, ADR	9,505	678,182
Shire PLC	38,132	3,063,870
XL Group PLC	54,536	2,028,739

		5,770,791

Israel — 0.1%
Teva Pharmaceutical Industries Ltd., ADR	41,881	2,475,167

Italy — 0.1%
Enel SpA	125,969	570,930
Intesa Sanpaolo SpA	278,799	1,012,456

COMMON STOCKS (continued)	Shares	Value (Note 2)
Italy (continued)
Mediobanca SpA	52,745	$517,148
Telecom Italia SpA*(a)	456,910	580,648

		2,681,182

Japan — 2.4%
Asahi Kasei Corp.	56,000	459,345
Astellas Pharma, Inc.	143,500	2,044,279
Daikin Industries Ltd.	59,000	4,241,414
Dentsu, Inc.	25,400	1,314,007
East Japan Railway Co.	21,800	1,959,803
FANUC Corp.	8,900	1,821,079
FUJIFILM Holdings Corp.	15,500	553,164
Hitachi Chemical Co. Ltd.	24,400	439,469
Honda Motor Co. Ltd.	94,900	3,067,154
Inpex Corp.	84,600	960,291
Japan Airlines Co. Ltd.	65,600	2,286,122
Japan Aviation Electronics Industry Ltd.	21,000	570,887
Japan Tobacco, Inc.	153,700	5,463,924
JFE Holdings, Inc.	22,800	505,154
Kawasaki Heavy Industries Ltd.	349,000	1,626,756
KDDI Corp.	75,900	1,831,615
Komatsu Ltd.	78,800	1,580,989
Kubota Corp.	167,000	2,648,016
Makita Corp.	33,400	1,808,904
Mitsubishi Corp.	33,700	740,861
Mitsubishi Electric Corp.	57,000	736,024
Mitsubishi UFJ Financial Group, Inc.	671,500	4,831,084
Mitsui Fudosan Co. Ltd.	173,000	4,841,043
Nidec Corp.	18,500	1,384,500
Nitto Denko Corp.	26,900	2,209,091
ORIX Corp.	43,900	651,892
Rohm Co. Ltd.	8,300	556,093
Sekisui House Ltd.	34,300	544,717
Shin-Etsu Chemical Co. Ltd.	22,600	1,401,447
SMC Corp.	8,300	2,497,629
Sompo Japan Nipponkoa Holdings, Inc.	51,700	1,893,059
Sony Corp.*	18,700	531,021
Sumitomo Electric Industries Ltd.	35,800	554,089
Sumitomo Heavy Industries Ltd.	103,000	599,908
Sumitomo Mitsui Financial Group, Inc.	119,300	5,311,141
Suzuki Motor Corp.	18,700	631,115
Tokyo Electron Ltd.	18,800	1,194,873
Toyota Motor Corp.	127,400	8,525,262
West Japan Railway Co.	9,400	601,404
Yamaha Corp.	27,400	552,236
Yamaha Motor Co. Ltd.	25,600	559,352

		76,530,213

Luxembourg — 0.1%
APERAM*	12,559	508,452
ArcelorMittal	295,350	2,868,330

		3,376,782

Macau
Wynn Macau Ltd.	349,200	581,859

Netherlands — 0.7%
Akzo Nobel NV	36,930	2,696,230
ASML Holding NV	36,519	3,798,620
ING Groep NV, CVA	357,282	5,932,814
NN Group NV	22,334	628,977

SEE NOTES TO FINANCIAL STATEMENTS.

A212

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Netherlands (continued)
NXP Semiconductors NV*	57,370	$5,633,734
Royal Dutch Shell PLC (Class A Stock), (XLON)	84,441	2,387,484
VimpelCom Ltd., ADR	26,870	133,544

		21,211,403

Norway
Statoil ASA	33,274	595,039
Yara International ASA	10,301	536,766

		1,131,805

Poland
Energa SA	37,010	223,944
PGE Polska Grupa Energetyczna SA	37,440	183,608
Polskie Gornictwo Naftowe i Gazownictwo SA	115,930	203,545

		611,097

Qatar
Gulf International Services QSC	7,290	159,607

Russia — 0.1%
CTC Media, Inc.	18,710	42,472
Lukoil OAO, ADR	34,997	1,571,715
MegaFon OAO, GDR, RegS	20,080	278,610
MMC Norilsk Nickel OJSC, ADR	47,810	810,379
Mobile TeleSystems OJSC, ADR	46,000	449,880
Moscow Exchange (The)	124,830	158,013
Sberbank of Russia, ADR	118,240	627,854
Severstal PAO, GDR, RegS	18,430	196,490
Tatneft, ADR	19,230	614,975

		4,750,388

Singapore — 0.4%
Avago Technologies Ltd.	84,469	11,228,464
DBS Group Holdings Ltd.	42,800	656,708

		11,885,172

South Africa — 0.2%
Investec PLC	51,684	464,377
Naspers Ltd. (Class N Stock)	25,422	3,953,233
Netcare Ltd.	162,420	510,998
Steinhoff International Holdings Ltd.	154,407	977,199

		5,905,807

South Korea — 0.6%
Amorepacific Corp.	630	235,595
BS Financial Group, Inc.	11,229	142,763
Com2uS Corp.*	1,210	134,139
Coway Co. Ltd.	6,930	567,383
GS Home Shopping, Inc.	740	139,197
GS Retail Co. Ltd.	6,800	284,494
Halla Visteon Climate Control Corp.	5,730	197,919
Hana Tour Service, Inc.	1,190	135,807
Hankook Tire Co. Ltd.	11,420	429,489
Hyundai Elevator Co. Ltd.*	2,850	192,914
Hyundai Mobis Co. Ltd.	4,150	787,868
Industrial Bank of Korea	46,720	604,390
KB Financial Group, Inc.	9,400	310,462
KEPCO Plant Service & Engineering Co. Ltd.	4,751	502,594
KH Vatec Co. Ltd.	8,414	148,269

COMMON STOCKS (continued)	Shares	Value (Note 2)
South Korea (continued)
Kia Motors Corp.	12,844	$521,081
Korea Electric Power Corp.	15,200	621,301
Korea Zinc Co. Ltd.	890	432,975
KT&G Corp.	9,403	799,986
LG Hausys Ltd.	1,140	152,061
LG Innotek Co. Ltd.	2,000	179,535
Meritz Securities Co. Ltd.	47,010	300,084
NCSoft Corp.	1,140	202,575
Partron Co. Ltd.	7,650	57,979
Samsung Electronics Co. Ltd.	2,262	2,566,434
Samsung Electronics Co. Ltd., GDR	9,920	5,659,360
Seah Besteel Corp.	4,030	157,003
SK Holdings Co. Ltd.	3,540	627,464
SK Hynix, Inc.	25,450	964,594
SK Telecom Co. Ltd.	2,770	619,805
Wonik IPS Co. Ltd.*	22,820	289,888

		18,965,408

Spain — 0.1%
Ferrovial SA	30,422	660,963
Iberdrola SA	75,517	509,858
Mapfre SA	162,548	561,784
Repsol SA	52,832	931,200

		2,663,805

Sweden — 0.1%
Electrolux AB (Class B Stock)	71,601	2,243,484
Trelleborg AB (Class B Stock)	28,032	518,388

		2,761,872

Switzerland — 1.5%
ABB Ltd.*	76,350	1,600,169
Actelion Ltd.*	3,095	453,267
Adecco SA*	7,483	607,302
Cie Financiere Richemont SA	41,490	3,372,219
Credit Suisse Group AG*	94,741	2,613,667
Glencore PLC*	459,415	1,842,336
LafargeHolcim Ltd.*	17,560	1,295,674
Lonza Group AG*	3,903	521,695
Nestle SA	50,240	3,624,848
Novartis AG	93,400	9,186,867
Roche Holding AG	32,388	9,081,320
TE Connectivity Ltd.	52,016	3,344,629
UBS Group AG*	270,943	5,748,456
Zurich Insurance Group AG*	9,490	2,889,038

		46,181,487

Taiwan — 0.4%
Advanced Semiconductor Engineering, Inc.	612,000	829,203
Catcher Technology Co. Ltd.	77,000	962,655
Chicony Electronics Co. Ltd.	141,538	379,900
Coretronic Corp.	123,000	149,963
Fubon Financial Holding Co. Ltd.	425,000	844,639
Hota Industrial Manufacturing Co. Ltd.	49,000	157,456
Innolux Corp.	392,000	204,237
Inotera Memories, Inc.*	338,000	269,168
Mega Financial Holding Co. Ltd.	572,000	515,217
Pegatron Corp.	217,000	634,930
POU Chen Corp.	249,000	355,197
Radiant Opto-Electronics Corp.	68,000	252,164
Realtek Semiconductor Corp.	100,390	257,280

SEE NOTES TO FINANCIAL STATEMENTS.

A213

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Taiwan (continued)
Shin Zu Shing Co. Ltd.	64,000	$194,061
Taiwan Paiho Ltd.	66,000	186,074
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	188,760	4,286,740
Vanguard International Semiconductor Corp.	140,000	223,416
Wan Hai Lines Ltd.	273,000	216,776
Win Semiconductors Corp.	149,000	207,429
Zhen Ding Technology Holding Ltd.	77,000	269,764

		11,396,269

Thailand — 0.1%
Kasikornbank PCL, NVDR	125,400	699,606
Krung Thai Bank PCL, NVDR	977,900	494,037
PTT PCL, NVDR	80,500	853,249
Quality Houses PCL, NVDR	1,889,883	141,005
RS PCL, NVDR	212,900	85,498
Samart Corp. PCL, NVDR	254,600	212,568
Siam Commercial Bank PCL, NVDR	63,500	291,651
Supalai PCL, NVDR	187,100	103,856
Thai Union Frozen Products PCL, NVDR	795,500	512,619

		3,394,089

Turkey — 0.1%
Eregli Demir ve Celik Fabrikalari TAS	326,460	528,169
Ford Otomotiv Sanayi A/S	10,800	144,480
KOC Holding A/S	108,260	500,624
TAV Havalimanlari Holding A/S	25,660	217,841
Tofas Turk Otomobil Fabrikasi A/S	20,870	142,422
Tupras-Turkiye Petrol Rafinerileri A/S*	16,020	405,844
Turk Hava Yollari Anonim Ortakligi*	157,278	516,264
Turkiye Halk Bankasi A/S	65,350	301,042
Turkiye Is Bankasi (Class C Stock)	373,780	786,038

		3,542,724

United Arab Emirates
Air Arabia PJSC	337,670	148,093
Dubai Islamic Bank PJSC	132,680	245,578

		393,671

United Kingdom — 2.3%
3i Group PLC	72,543	588,624
Aggreko PLC	34,106	770,358
ARM Holdings PLC	126,840	2,075,582
Associated British Foods PLC	53,870	2,427,486
Aviva PLC	122,739	950,655
Barclays PLC	971,755	3,982,858
Barratt Developments PLC	73,460	708,541
BG Group PLC	452,820	7,541,584
British American Tobacco PLC	95,271	5,129,598
British Land Co. PLC (The), REIT	48,454	603,544
Burberry Group PLC	72,390	1,785,877
Direct Line Insurance Group PLC	97,857	516,540
HSBC Holdings PLC, (XHKG)	493,600	4,431,166
Imperial Tobacco Group PLC	57,013	2,745,855
InterContinental Hotels Group PLC	39,332	1,585,729
ITV PLC	158,538	655,937
Lloyds Banking Group PLC	2,028,411	2,722,515
Meggitt PLC	162,740	1,191,693
Persimmon PLC*	22,392	694,729
Prudential PLC	269,104	6,485,246
Reckitt Benckiser Group PLC	25,361	2,186,975

COMMON STOCKS (continued)	Shares	Value (Note 2)
United Kingdom (continued)
Rio Tinto Ltd.	33,200	$1,373,379
Rio Tinto PLC	55,079	2,265,549
SABMiller PLC	38,279	1,984,769
Standard Chartered PLC	165,280	2,646,845
Tullow Oil PLC	70,280	375,594
Unilever NV, CVA	21,835	912,904
Unilever PLC	47,720	2,049,044
Vodafone Group PLC	2,511,841	9,162,876
WPP PLC	131,485	2,951,318

		73,503,370

United States — 37.6%
A.O. Smith Corp.	7,160	515,377
Abbott Laboratories	120,568	5,917,478
Acadia Healthcare Co., Inc.*(a)	47,396	3,712,529
Accenture PLC (Class A Stock)	64,852	6,276,376
ACE Ltd.	54,899	5,582,130
Acuity Brands, Inc.	34,130	6,142,717
Adobe Systems, Inc.*	118,852	9,628,201
Advanced Drainage Systems, Inc.	13,700	401,821
Aetna, Inc.	51,950	6,621,547
Affiliated Managers Group, Inc.*	21,794	4,764,168
Air Products & Chemicals, Inc.	20,413	2,793,111
Airgas, Inc.	5,825	616,169
Albemarle Corp.	5,329	294,534
Alcoa, Inc.	24,631	274,635
Alexandria Real Estate Equities, Inc., REIT	15,400	1,346,884
Alexion Pharmaceuticals, Inc.*	25,847	4,672,362
Alleghany Corp.*	2,602	1,219,714
Allergan PLC*	3,718	1,128,264
Alliance Data Systems Corp.*	26,348	7,692,035
Allied World Assurance Co. Holdings AG	26,310	1,137,118
Ally Financial, Inc.*	116,100	2,604,123
Altria Group, Inc.	23,231	1,136,228
AMAG Pharmaceuticals, Inc.*(a)	6,764	467,122
Amazon.com, Inc.*	28,024	12,164,938
American Campus Communities, Inc., REIT	8,478	319,536
American Electric Power Co., Inc.	32,600	1,726,822
American Homes 4 Rent (Class A Stock), REIT	57,095	915,804
American International Group, Inc.	122,293	7,560,153
American Residential Properties, Inc., REIT	44,600	825,100
American Tower Corp., REIT	20,017	1,867,386
Ameriprise Financial, Inc.	25,654	3,204,954
AmerisourceBergen Corp.	5,695	605,606
AMETEK, Inc.	9,085	497,676
Amphenol Corp. (Class A Stock)	65,966	3,824,049
Amtrust Financial Services, Inc.	18,981	1,243,445
Anadarko Petroleum Corp.	80,263	6,265,329
Analog Devices, Inc.	19,995	1,283,379
Anthem, Inc.*	19,653	1,002,303
Apartment Investment & Management Co. (Class A Stock), REIT	97,122	3,586,715
Apple, Inc.	247,781	31,077,932
Applied Materials, Inc.	25,089	482,211
Arista Networks, Inc.*(a)	32,948	2,693,170
Arrow Electronics, Inc.*	44,645	2,491,191
Ashland, Inc.	4,382	534,166
AT&T, Inc.	99,046	3,518,114
Autodesk, Inc.*	1,897	94,992

SEE NOTES TO FINANCIAL STATEMENTS.

A214

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
AutoZone, Inc.*	3,753	$2,502,876
AvalonBay Communities, Inc., REIT	60,170	9,619,378
Axiall Corp.	11,552	416,450
Baker Hughes, Inc.	24,745	1,526,767
Ball Corp.	32,980	2,313,547
Bank of America Corp.	932,107	15,864,461
BB&T Corp.	47,662	1,921,255
Bed Bath & Beyond, Inc.*	43,693	3,013,943
Best Buy Co., Inc.	104,901	3,420,822
Big Lots, Inc.	9,754	438,832
Biogen, Inc.*	17,448	7,047,945
BioMarin Pharmaceutical, Inc.*	2,599	355,491
BioMed Realty Trust, Inc., REIT	77,000	1,489,180
Boston Properties, Inc., REIT	39,595	4,792,578
Boston Scientific Corp.*	307,971	5,451,087
Bristol-Myers Squibb Co.	113,630	7,560,940
Brixmor Property Group, Inc., REIT	185,259	4,285,041
Broadcom Corp. (Class A Stock)	79,536	4,095,308
Broadridge Financial Solutions, Inc.	8,952	447,690
Brookdale Senior Living, Inc.*	24,716	857,645
Cabot Oil & Gas Corp.	30,863	973,419
Camden Property Trust, REIT	7,950	590,526
Cameron International Corp.*	11,325	593,090
Capital One Financial Corp.	61,411	5,402,326
Carlisle Cos., Inc.	75,890	7,598,107
CBRE Group, Inc. (Class A Stock)*	141,802	5,246,674
CBS Corp. (Class B Stock)	41,580	2,307,690
Celgene Corp.*	76,670	8,873,403
CenterPoint Energy, Inc.	93,282	1,775,156
Charles Schwab Corp. (The)	71,223	2,325,431
Charter Communications, Inc. (Class A Stock)*(a)	29,304	5,018,310
Chipotle Mexican Grill, Inc.*	2,619	1,584,469
Chubb Corp. (The)	4,762	453,057
Ciena Corp.*(a)	16,746	396,545
Cigna Corp.	5,645	914,490
Cisco Systems, Inc.	129,340	3,551,676
Citigroup, Inc.	259,438	14,331,355
Citizens Financial Group, Inc.	70,491	1,925,109
City National Corp.	4,275	386,417
Clear Channel Outdoor Holdings, Inc. (Class A Stock)	72,100	730,373
ClubCorp Holdings, Inc.	34,700	828,636
CMS Energy Corp.	50,912	1,621,038
CNO Financial Group, Inc.	69,400	1,273,490
Coca-Cola Co. (The)	53,032	2,080,445
Cognizant Technology Solutions Corp. (Class A Stock)*	78,877	4,818,596
Columbia Property Trust, Inc., REIT	19,300	473,815
Comcast Corp. (Class A Stock)	101,065	6,078,049
CommScope Holding Co., Inc.*	10,758	328,227
ConAgra Foods, Inc.	16,883	738,125
Concho Resources, Inc.*	40,665	4,630,117
CONSOL Energy, Inc.(a)	63,800	1,387,012
Constellation Brands, Inc. (Class A Stock)	39,915	4,630,938
Cooper Cos., Inc. (The)	4,072	724,694
CoStar Group, Inc.*	14,222	2,862,320
Costco Wholesale Corp.	33,420	4,513,705
Crown Holdings, Inc.*	37,755	1,997,617
CubeSmart, REIT	59,750	1,383,810

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
Cummins, Inc.	13,494	$1,770,278
CVS Health Corp.	29,443	3,087,982
D.R. Horton, Inc.	27,693	757,680
DCT Industrial Trust, Inc., REIT	14,950	470,028
DDR Corp., REIT(a)	60,840	940,586
Dealertrack Technologies, Inc.*	39,138	2,457,475
Delta Air Lines, Inc.	162,880	6,691,110
Devon Energy Corp.	41,307	2,457,353
DiamondRock Hospitality Co., REIT	104,900	1,343,769
DISH Network Corp. (Class A Stock)*	107,138	7,254,314
Dollar General Corp.	33,570	2,609,732
Douglas Emmett, Inc., REIT	61,620	1,660,043
Dover Corp.	35,930	2,521,567
Dow Chemical Co. (The)	27,163	1,389,931
Dr. Pepper Snapple Group, Inc.	39,379	2,870,729
Dril-Quip, Inc.*	17,243	1,297,536
Duke Energy Corp.	29,900	2,111,538
Duke Realty Corp., REIT	48,319	897,284
Dynegy, Inc.*	250	7,313
E.I. du Pont de Nemours & Co.	72,500	4,636,375
Eagle Materials, Inc.	26,687	2,037,019
East West Bancorp, Inc.	93,527	4,191,880
EastGroup Properties, Inc., REIT	15,100	849,073
Eaton Corp. PLC	81,335	5,489,300
eBay, Inc.*	10,666	642,520
Edison International	60,067	3,338,524
Electronic Arts, Inc.*	55,608	3,697,932
Eli Lilly & Co.	22,897	1,911,671
Energen Corp.	12,508	854,296
Energizer Holdings, Inc.*	7,738	1,017,934
Energizer Holdings, Inc., (NYSE)*	8,300	282,200
Entercom Communications Corp. (Class A Stock)*(a)	33,580	383,484
Envision Healthcare Holdings, Inc.*	68,522	2,705,249
EOG Resources, Inc.	11,804	1,033,440
EQT Corp.	34,374	2,795,981
Equifax, Inc.	13,971	1,356,444
Equity LifeStyle Properties, Inc., REIT	12,150	638,847
Equity One, Inc., REIT	62,200	1,451,748
Equity Residential, REIT	52,420	3,678,311
Essex Property Trust, Inc., REIT	15,846	3,367,275
Estee Lauder Cos., Inc. (The) (Class A Stock)	18,719	1,622,188
Eversource Energy(a)	28,720	1,304,175
Excel Trust, Inc., REIT	49,700	783,769
Exelon Corp.	54,723	1,719,397
Expedia, Inc.	27,080	2,961,198
Extra Space Storage, Inc., REIT	18,810	1,226,788
Exxon Mobil Corp.	135,871	11,304,467
F5 Networks, Inc.*	5,483	659,879
Facebook, Inc. (Class A Stock)*	225,065	19,302,700
Fairchild Semiconductor International, Inc.*	34,891	606,406
FelCor Lodging Trust, Inc., REIT	44,000	434,720
Fidelity National Information Services, Inc.	24,983	1,543,949
Fifth Third Bancorp	123,425	2,569,709
First Republic Bank	30,752	1,938,299
Fitbit, Inc. (Class A Stock)*	6,180	236,261
Fluidigm Corp.*	35,172	851,162
Fluor Corp.	80,748	4,280,452
Foot Locker, Inc.	9,945	666,414

SEE NOTES TO FINANCIAL STATEMENTS.

A215

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
Ford Motor Co.	91,351	$1,371,178
Fortinet, Inc.*	12,657	523,114
Fortune Brands Home & Security, Inc.	115,847	5,308,109
Freeport-McMoRan, Inc.	37,533	698,864
Freescale Semiconductor Ltd.*	36,274	1,449,872
GameStop Corp. (Class A Stock)(a)	61,412	2,638,260
Gannett Co., Inc.*	16,621	232,521
Gap, Inc. (The)	66,653	2,544,145
Gartner, Inc.*	29,894	2,564,307
General Growth Properties, Inc., REIT	160,848	4,127,360
General Motors Co.	28,073	935,673
Genuine Parts Co.	23,734	2,124,905
Gilead Sciences, Inc.	84,118	9,848,535
GNC Holdings, Inc. (Class A Stock)	8,277	368,161
Google, Inc. (Class A Stock)*	10,387	5,609,395
Google, Inc. (Class C Stock)*	29,389	15,297,269
Guidewire Software, Inc.*	48,757	2,580,708
Halliburton Co.	73,262	3,155,394
Hanesbrands, Inc.	61,986	2,065,374
Harley-Davidson, Inc.	6,489	365,655
Harman International Industries, Inc.	16,429	1,954,065
Harris Corp.	5,628	432,849
Hartford Financial Services Group, Inc. (The)	88,991	3,699,356
HCA Holdings, Inc.*	25,872	2,347,108
HCP, Inc., REIT	115,540	4,213,743
HD Supply Holdings, Inc.*	104,481	3,675,642
Health Care REIT, Inc., REIT	55,253	3,626,254
Healthcare Realty Trust, Inc., REIT	42,750	994,365
Henry Schein, Inc.*	2,337	332,134
Hershey Co. (The)	18,165	1,613,597
Hewlett-Packard Co.	46,522	1,396,125
Highwoods Properties, Inc., REIT	31,450	1,256,427
Hill-Rom Holdings, Inc.	12,002	652,069
Hilton Worldwide Holdings, Inc.*	115,250	3,175,137
Hollyfrontier Corp.	22,100	943,449
Home Depot, Inc. (The)	75,276	8,365,422
Home Properties, Inc., REIT	7,700	562,485
Honeywell International, Inc.	73,730	7,518,248
Horizon Pharma PLC*(a)	10,732	372,830
Host Hotels & Resorts, Inc., REIT	64,830	1,285,579
Hubbell, Inc. (Class B Stock)	5,554	601,387
Hudson City Bancorp, Inc.	92,627	915,155
Humana, Inc.	53,393	10,213,013
Huntington Bancshares, Inc.	17,219	194,747
Hyatt Hotels Corp. (Class A Stock)*	8,900	504,541
IDEX Corp.	7,036	552,889
Illinois Tool Works, Inc.	24,240	2,224,990
Illumina, Inc.*	29,318	6,401,878
Ingersoll-Rand PLC	11,066	746,070
Inovalon Holdings, Inc. (Class A Stock)*	3,204	89,392
Insulet Corp.*(a)	6,398	198,242
Intercept Pharmaceuticals, Inc.*(a)	1,101	265,759
Intercontinental Exchange, Inc.	10,008	2,237,889
Invesco Ltd.	59,022	2,212,735
Jack Henry & Associates, Inc.	12,143	785,652
Jarden Corp.*	20,133	1,041,883
Jazz Pharmaceuticals PLC*	2,728	480,319
Johnson & Johnson	108,589	10,583,084
Johnson Controls, Inc.	32,299	1,599,769

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
Jones Lang LaSalle, Inc.	4,319	$738,549
Juniper Networks, Inc.	22,939	595,726
KapStone Paper and Packaging Corp.	41,400	957,168
Kilroy Realty Corp., REIT	23,450	1,574,667
Kimco Realty Corp., REIT	111,033	2,502,684
Kinder Morgan, Inc.	20,700	794,673
Kirby Corp.*	8,800	674,608
Kite Pharma, Inc.*(a)	19,128	1,166,234
Kite Realty Group Trust, REIT	28,900	707,183
KLA-Tencor Corp.	53,244	2,992,846
Kohl’s Corp.	66,737	4,178,404
Kroger Co. (The)	40,331	2,924,401
L-3 Communications Holdings, Inc.	12,426	1,408,860
La Quinta Holdings, Inc.*	37,700	861,445
Lam Research Corp.	115,907	9,429,035
LaSalle Hotel Properties, REIT	81,000	2,872,260
Lazard Ltd. (Class A Stock)	63,117	3,549,700
Legg Mason, Inc.	46,781	2,410,625
Leggett & Platt, Inc.	11,862	577,442
Lennox International, Inc.	22,634	2,437,455
Liberty Property Trust, REIT	59,200	1,907,424
Loews Corp.	123,829	4,768,655
Lowe’s Cos., Inc.	140,814	9,430,314
lululemon athletica, Inc.*(a)	10,299	672,525
LyondellBasell Industries NV (Class A Stock)	8,139	842,549
M&T Bank Corp.(a)	20,048	2,504,597
Macerich Co. (The), REIT	30,600	2,282,760
Macy’s, Inc.	10,189	687,452
Mallinckrodt PLC*	5,240	616,853
Marathon Oil Corp.	93,691	2,486,559
Marathon Petroleum Corp.	61,150	3,198,756
Marriott International, Inc. (Class A Stock)	4,208	313,033
Marriott Vacations Worldwide Corp.	6,492	595,641
Marsh & McLennan Cos., Inc.	30,895	1,751,747
Martin Marietta Materials, Inc.	15,980	2,261,330
Masco Corp.	41,837	1,115,793
MasterCard, Inc. (Class A Stock)	57,834	5,406,322
McCormick & Co., Inc.	6,361	514,923
McGraw Hill Financial, Inc.	44,285	4,448,428
McKesson Corp.	51,337	11,541,071
Media General, Inc.*(a)	44,100	728,532
Medtronic PLC	9,180	680,238
Merck & Co., Inc.	112,275	6,391,816
MetLife, Inc.	116,630	6,530,114
Microsoft Corp.	403,336	17,807,284
Mid-America Apartment Communities, Inc., REIT	31,450	2,289,875
Middleby Corp. (The)*	4,243	476,192
Mobileye NV*(a)	37,098	1,972,501
Mohawk Industries, Inc.*	28,314	5,405,143
Mondelez International, Inc. (Class A Stock)	56,236	2,313,549
Monster Beverage Corp.*	22,489	3,013,976
Moody’s Corp.	4,490	484,740
Morgan Stanley	277,993	10,783,349
Mosaic Co. (The)	153,894	7,209,934
MSC Industrial Direct Co., Inc. (Class A Stock)	7,912	552,020
Murphy USA, Inc.*	9,645	538,384
NASDAQ OMX Group, Inc. (The)	11,743	573,176

SEE NOTES TO FINANCIAL STATEMENTS.

A216

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
National Bank Holdings Corp. (Class A Stock)	36,700	$764,461
National Fuel Gas Co.	5,356	315,415
National Healthcare Corp.	12,700	825,373
National Retail Properties, Inc., REIT	26,900	941,769
Netflix, Inc.*	7,398	4,860,042
NetSuite, Inc.*(a)	2,777	254,790
NextEra Energy, Inc.	69,414	6,804,654
NII Holdings, Inc.*(a)	7,349	117,584
Nimble Storage, Inc.*(a)	46,468	1,303,892
NiSource, Inc.	40,498	1,846,304
Nordstrom, Inc.	5,801	432,175
Northern Trust Corp.	31,724	2,425,617
Northrop Grumman Corp.	3,962	628,492
Norwegian Cruise Line Holdings Ltd.*	10,565	592,063
Occidental Petroleum Corp.	118,167	9,189,847
Old Dominion Freight Line, Inc.*	21,552	1,478,575
Old Republic International Corp.	67,236	1,050,899
Omega Healthcare Investors, Inc., REIT	27,480	943,388
Omnicom Group, Inc.	11,700	813,033
Oracle Corp.	25,393	1,023,338
Outfront Media, Inc., REIT	8,759	221,077
PACCAR, Inc.	94,278	6,015,879
Pall Corp.	29,037	3,613,655
Palo Alto Networks, Inc.*(a)	13,516	2,361,245
Pandora Media, Inc.*	6,658	103,465
Paramount Group, Inc., REIT	29,050	498,498
Parkway Properties, Inc., REIT	60,700	1,058,608
PBF Energy, Inc. (Class A Stock)	56,466	1,604,764
PepsiCo, Inc.	38,752	3,617,112
Perrigo Co. PLC	1,179	217,915
Pfizer, Inc.	356,126	11,940,905
PG&E Corp.	13,336	654,798
Philip Morris International, Inc.	39,339	3,153,808
Phillips 66	52,651	4,241,565
Piedmont Office Realty Trust, Inc. (Class A Stock), REIT	21,650	380,823
Pinnacle Foods, Inc.	14,734	670,986
Pioneer Natural Resources Co.	3,227	447,553
PNC Financial Services Group, Inc. (The)	39,845	3,811,174
Post Holdings, Inc.*(a)	29,600	1,596,328
PPG Industries, Inc.	31,224	3,582,017
Premier, Inc. (Class A Stock)*	9,427	362,562
Priceline Group, Inc. (The)*	2,772	3,191,598
Principal Financial Group, Inc.	12,122	621,737
Procter & Gamble Co. (The)	104,473	8,173,968
Progressive Corp. (The)(a)	8,292	230,766
ProLogis, Inc., REIT	232,310	8,618,701
Public Storage, REIT	33,650	6,204,050
PulteGroup, Inc.	67,060	1,351,259
PVH Corp.	15,446	1,779,379
QUALCOMM, Inc.	22,200	1,390,386
Questar Corp.	29,068	607,812
Ralph Lauren Corp.	14,422	1,908,896
Range Resources Corp.	52,463	2,590,623
Rayonier, Inc., REIT	64,674	1,652,421
Raytheon Co.	5,534	529,493
Receptos, Inc.*	1,745	331,637
Regal-Beloit Corp.	5,240	380,372
Regency Centers Corp., REIT	49,840	2,939,563

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
Regeneron Pharmaceuticals, Inc.*	9,959	$5,080,385
Reinsurance Group of America, Inc.	4,831	458,317
Republic Services, Inc.	12,050	471,999
Retail Opportunity Investments Corp., REIT	31,600	493,592
Rexnord Corp.*	9,508	227,336
Reynolds American, Inc.	10,758	803,192
Rite Aid Corp.*	60,820	507,847
RLJ Lodging Trust, REIT	26,150	778,747
Robert Half International, Inc.	9,340	518,370
Rock-Tenn Co. (Class A Stock)	37,868	2,279,654
Rockwell Automation, Inc.	5,056	630,180
Ross Stores, Inc.	14,814	720,109
Royal Caribbean Cruises Ltd.(a)	22,896	1,801,686
Rush Enterprises, Inc. (Class A Stock)*	28,103	736,580
Santander Consumer USA Holdings, Inc.*	29,536	755,236
Sempra Energy	23,107	2,286,207
Senior Housing Properties Trust, REIT	46,800	821,340
ServiceNow, Inc.*	26,679	1,982,516
Sherwin-Williams Co. (The)	17,942	4,934,409
Signature Bank*	26,281	3,847,276
Silgan Holdings, Inc.	11,260	594,078
Simon Property Group, Inc., REIT	62,178	10,758,038
Sirona Dental Systems, Inc.*(a)	5,803	582,737
SL Green Realty Corp., REIT	30,930	3,398,897
Snap-on, Inc.	7,473	1,190,076
Southwestern Energy Co.*	105,375	2,395,174
Spirit Realty Capital, Inc., REIT	175,700	1,699,019
Sprouts Farmers Market, Inc.*	90,799	2,449,757
SPX Corp.	11,118	804,832
Stanley Black & Decker, Inc.	6,353	668,590
Stanley Black & Decker, Inc., UTS*	8,176	974,988
Starbucks Corp.	140,609	7,538,752
Starwood Hotels & Resorts Worldwide, Inc.	14,190	1,150,667
Starz (Class A Stock)*	13,564	606,582
State Street Corp.	38,466	2,961,882
Stericycle, Inc.*	3,332	446,188
STORE Capital Corp., REIT	25,000	502,500
Strategic Hotels & Resorts, Inc., REIT*	123,200	1,493,184
Sunstone Hotel Investors, Inc., REIT	37,991	570,245
SunTrust Banks, Inc.	90,641	3,899,376
SVB Financial Group*	9,481	1,365,074
Synopsys, Inc.*	14,300	724,295
T. Rowe Price Group, Inc.	40,611	3,156,693
Tableau Software, Inc. (Class A Stock)*	2,703	311,656
Taubman Centers, Inc., REIT	13,370	929,215
TD Ameritrade Holding Corp.	89,444	3,293,328
TEGNA, Inc.	33,241	1,066,039
Teradyne, Inc.	32,773	632,191
Tesla Motors, Inc.*(a)	12,250	3,286,185
Texas Instruments, Inc.	43,100	2,220,081
Tiffany & Co.	39,481	3,624,356
Time Warner Cable, Inc.	5,544	987,774
Time Warner, Inc.	47,146	4,121,032
Time, Inc.	85,268	1,962,016
TJX Cos., Inc. (The)	78,757	5,211,351
T-Mobile US, Inc.*	33,400	1,294,918
Toll Brothers, Inc.*	30,967	1,182,630
Tractor Supply Co.	4,018	361,379
Travelers Cos., Inc. (The)	22,160	2,141,986
TreeHouse Foods, Inc.*(a)	17,100	1,385,613

SEE NOTES TO FINANCIAL STATEMENTS.

A217

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
Trex Co., Inc.*(a)	40,779	$2,015,706
TripAdvisor, Inc.*	2,849	248,262
Twenty-First Century Fox, Inc. (Class A Stock)	212,925	6,929,644
Twenty-First Century Fox, Inc. (Class B Stock)	24,000	773,280
U.S. Bancorp	64,650	2,805,810
UDR, Inc., REIT	39,300	1,258,779
UGI Corp.	19,232	662,542
Ulta Salon Cosmetics & Fragrance, Inc.*	24,062	3,716,376
Union Pacific Corp.	58,810	5,608,709
United Continental Holdings, Inc.*	74,753	3,962,657
United States Steel Corp.(a)	11,774	242,780
United Technologies Corp.	105,422	11,694,462
UnitedHealth Group, Inc.	145,029	17,693,538
Universal Health Services, Inc. (Class B Stock)	7,127	1,012,747
Unum Group	68,042	2,432,501
Urban Outfitters, Inc.*	44,731	1,565,585
Valeant Pharmaceuticals International, Inc.*	30,326	6,736,921
Valero Energy Corp.	11,091	694,297
Veeva Systems, Inc. (Class A Stock)*(a)	72,274	2,025,840
Ventas, Inc., REIT	31,516	1,956,829
VeriFone Systems, Inc.*(a)	71,604	2,431,672
Verizon Communications, Inc.	47,201	2,200,039
Vertex Pharmaceuticals, Inc.*	34,215	4,224,868
VF Corp.	3,389	236,349
Visa, Inc. (Class A Stock)	134,957	9,062,363
Vornado Realty Trust, REIT	36,022	3,419,569
Voya Financial, Inc.	12,610	585,987
W.R. Berkley Corp.	16,581	861,051
W.W. Grainger, Inc.(a)	9,000	2,129,850
Wabtec Corp.	6,026	567,890
Walt Disney Co. (The)	10,200	1,164,228
Waste Connections, Inc.	6,782	319,568
Watsco, Inc.(a)	21,009	2,599,654
Wayfair, Inc. (Class A Stock)*(a)	48,250	1,816,130
WEC Energy Group, Inc.	8,884	399,513
Weingarten Realty Investors, REIT	43,000	1,405,670
Wells Fargo & Co.	391,898	22,040,343
Westar Energy, Inc.	13,960	477,711
Western Digital Corp.	5,076	398,060
Western Union Co. (The)	30,070	611,323
Weyerhaeuser Co., REIT	55,336	1,743,084
Williams-Sonoma, Inc.	4,376	360,014
Wolverine World Wide, Inc.	56,022	1,595,507
Workday, Inc. (Class A Stock)*(a)	18,041	1,378,152
Xcel Energy, Inc.	116,734	3,756,500
Xilinx, Inc.	13,439	593,466
Zebra Technologies Corp. (Class A Stock)*	2,890	320,935
Zimmer Holdings, Inc.	5,700	622,611
Zions Bancorp	5,310	168,513

		1,195,868,734

TOTAL COMMON STOCKS (cost $1,452,549,993)		1,639,073,297

PREFERRED STOCKS — 1.7%	Shares	Value (Note 2)
Brazil
Banco do Estado do Rio Grande do Sul SA (PRFC B)	6,320	$18,234
Itau Unibanco Holding SA, ADR (PRFC)	115,575	1,265,546
Petroleo Brasileiro SA (PRFC), ADR	40,600	331,296

		1,615,076

Germany — 0.3%
Henkel AG & Co. KGaA (PRFC)	39,839	4,470,585
Volkswagen AG (PRFC)	15,699	3,643,412

		8,113,997

Ireland
XLIT Ltd., Series D, 3.395%	235	199,163

Luxembourg
ArcelorMittal, Series MTUS, CVT, 6.000%	40,686	635,108

Russia
Surgutneftegas (PRFC)	476,640	368,251

United States — 1.4%
Alcoa, Inc., Series 1, CVT, 5.375%(a)	18,250	721,423
Allergan PLC, Series A, CVT, 5.500%	3,820	3,982,656
Ally Financial, Inc., Series G, 144A, 7.000%	78	79,207
American Tower Corp., CVT, 5.500%	14,432	1,443,200
Apartment Investment & Management Co., 6.875%	23,150	632,921
Apartment Investment & Management Co., Series Z, 7.000%	4,900	127,792
Bank of America Corp., Series L, CVT, 7.250%	2,429	2,701,048
Brandywine Realty Trust, Series E, 6.900%	10,250	264,450
Bunge Ltd., CVT, 4.875%	5,200	566,732
Campus Crest Communities, Inc., Series A, 8.000%*	13,600	336,600
CBL & Associates Properties, Inc., Series D, 7.375%	56,900	1,429,897
CBL & Associates Properties, Inc., Series E, 6.625%	4,100	104,919
Chesapeake Energy Corp., CVT, 144A, 5.750%	1,027	701,569
Corporate Office Properties Trust, Series L, 7.375%	79,100	2,080,330
Crown Castle International Corp., Series A, CVT, 4.500%	7,941	819,511
CubeSmart, Series A, 7.750%	34,700	914,345
Dominion Resources, Inc., CVT, 6.375%	14,700	686,490
Dominion Resources, Inc., Series A, CVT, 6.125%	13,027	698,117
Dominion Resources, Inc., Series B, CVT, 6.000%	6,262	337,083
Equity Commonwealth, 5.750%	750	17,325
Equity Commonwealth, Series E, 7.250%	41,800	1,066,318
Equity LifeStyle Properties, Inc., Series C, 6.750%	12,550	325,045
Essex Property Trust, Inc., Series H, 7.125%	4,150	107,755
Excel Trust, Inc., Series B, 8.125%	3,950	98,947
Exelon Corp., CVT, 6.500%	21,913	993,974
Frontier Communications Corp., Series A, CVT, 11.125%*	14,019	1,400,498

SEE NOTES TO FINANCIAL STATEMENTS.

A218

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

PREFERRED STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
General Growth Properties, Inc., Series A, 6.375%	23,700	$599,847
Health Care REIT, Inc., Series I, CVT, 6.500%	4,000	237,760
Health Care REIT, Inc., Series J, 6.500%	6,200	157,604
Hudson Pacific Properties, Inc., Series B, 8.375%	21,050	540,985
Inland Real Estate Corp., Series A, 8.125%	1,100	28,710
Kilroy Realty Corp., Series G, 6.875%	5,550	145,077
Kilroy Realty Corp., Series H, 6.375%	2,200	55,990
Kimco Realty Corp., Series H, 6.900%	2,200	55,418
Kite Realty Group Trust, Series A, 8.250%	9,100	233,679
LaSalle Hotel Properties, Series H, 7.500%	11,200	284,032
National Retail Properties, Inc., Series D, 6.625%	2,600	66,820
NextEra Energy, Inc., CVT, 5.799%	23,743	1,270,251
NextEra Energy, Inc., CVT, 5.889%	11,787	727,376
Pebblebrook Hotel Trust, Series A, 7.875%	27,950	715,799
PS Business Parks, Inc., Series S, 6.450%	4,100	104,140
PS Business Parks, Inc., Series T, 6.000%	1,400	34,468
Public Storage, Series P, 6.500%	1,100	27,951
Public Storage, Series R, 6.350%	1,100	27,951
Regency Centers Corp., Series 6, 6.625%	29,450	752,447
Regency Centers Corp., Series 7, 6.000%	1,500	37,275
Retail Properties of America, Inc., Series A, 7.000%	550	14,537
Sabra Health Care REIT, Inc., Series A, 7.125%(a)	35,900	928,015
Saul Centers, Inc., Series C, 6.875%	27,100	711,646
SL Green Realty Corp., Series I, 6.500%	11,350	292,376
Southwestern Energy Co., Series B, CVT, 6.250%	27,680	1,366,562
STAG Industrial, Inc., Series B, 6.625%	7,250	185,165
Summit Hotel Properties, Inc., Series A, 9.250%	1,900	50,730
Sunstone Hotel Investors, Inc., Series D, 8.000%	45,400	1,194,020
Taubman Centers, Inc., Series J, 6.500%	34,050	858,401
Taubman Centers, Inc., Series K, 6.250%	29,650	754,000
Terreno Realty Corp., Series A, 7.750%	1,100	28,875
T-Mobile US, Inc., CVT, 5.500%	18,500	1,248,750
Tyson Foods, Inc., CVT, 4.750%	19,154	986,623
United Technologies Corp., CVT, 7.500%	12,833	735,331
Urstadt Biddle Properties, Inc., Series F, 7.125%	26,400	693,264
Vornado Realty Trust, Series I, 6.625%	1,100	27,665
Wells Fargo & Co., Series L, CVT, 7.500%	2,935	3,448,625
Weyerhaeuser Co., Series A, CVT, 6.375%	9,835	511,420
WP GLIMCHER, Inc., Series H, 7.500%	18,600	503,130
WP GLIMCHER, Inc., Series I, 6.875%	17,000	439,960

		43,720,827

TOTAL PREFERRED STOCKS (cost $55,857,503)		54,652,422

RIGHTS*	Units	Value (Note 2)
South Korea
Com2uS Corp., expiring 07/31/15	197	$1,953
Hyundai Elevator Co. Ltd., expiring 07/14/15	188	3,372

TOTAL RIGHTS (cost $ — )		5,325

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 3.0%
Non-Residential Mortgage-Backed Securities — 0.2%
AmeriCredit Automobile Receivables Trust,
Series 2012-4, Class A3
0.670%	06/08/17	52	52,302
Series 2012-5, Class A3
0.620%	06/08/17	18	17,774
Series 2013-1, Class A3
0.610%	10/10/17	109	108,836
Carfinance Capital Auto Trust,
Series 2013-1A, Class A, 144A
1.650%	07/17/17	5	4,594
Series 2013-2A, Class A, 144A
1.750%	11/15/17	142	141,759
CNH Equipment Trust,
Series 2012-C, Class A3
0.570%	12/15/17	281	281,361
CPS Auto Receivables Trust,
Series 2013-A, Class A, 144A
1.310%	06/15/20	211	210,214
Series 2013-C, Class A, 144A
1.640%	04/16/18	499	500,495
CPS Auto Trust,
Series 2012-C, Class A, 144A
1.820%	12/16/19	99	99,806
Series 2012-D, Class A, 144A
1.480%	03/16/20	83	83,327
Credit Acceptance Auto Loan Trust,
Series 2012-2A, Class A, 144A
1.520%	03/16/20	25	25,500
Exeter Automobile Receivables Trust,
Series 2013-1A, Class A, 144A
1.290%	10/16/17	61	60,662
First Investors Auto Owner Trust,
Series 2013-1A, Class A2, 144A
0.900%	10/15/18	59	58,605
Flagship Credit Auto Trust,
Series 2013-1, Class A, 144A
1.320%	04/16/18	159	159,549
Series 2013-2, Class A, 144A
1.940%	01/15/19	425	426,963
Ford Credit Auto Owner Trust,
Series 2012-D, Class A3
0.510%	04/15/17	124	124,468
Series 2013-C, Class A3
0.820%	12/15/17	560	560,810
Honda Auto Receivables Owner Trust,
Series 2013-1, Class A3
0.480%	11/21/16	323	322,827

SEE NOTES TO FINANCIAL STATEMENTS.

A219

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Non-Residential Mortgage-Backed Securities (continued)
Hyundai Auto Receivables Trust,
Series 2013-A, Class A3
0.560%	07/17/17	419	$418,682
John Deere Owner Trust,
Series 2012-B, Class A3
0.530%	07/15/16	111	111,033
Mercedes-Benz Auto Receivables Trust,
Series 2012-1, Class A3
0.470%	10/17/16	176	176,209
Series 2013-1, Class A3
0.780%	08/15/17	337	337,143
Mid-State Capital Trust,
Series 2010-1, Class M, 144A
5.250%	12/15/45	485	506,507
Navitas Equipment Receivables LLC,
Series 2013-1, Class A, 144A
1.950%	11/15/16	97	96,517
Toyota Auto Receivables Owner Trust,
Series 2013-A, Class A3
0.550%	01/17/17	264	263,787
World Omni Automobile Lease Securitization Trust,
Series 2013-A, Class A3
1.100%	12/15/16	658	658,909

			5,808,639

Residential Mortgage-Backed Securities — 2.8%
ACE Securities Corp. Home Equity Loan Trust,
Series 2003-NC1, Class M1
1.357%(c)	07/25/33	1,672	1,590,885
Series 2003-OP1, Class M1
1.237%(c)	12/25/33	119	112,563
Series 2003-OP1, Class M2
2.437%(c)	12/25/33	1,065	990,051
Series 2004-HE2, Class M2
1.987%(c)	10/25/34	415	383,257
Series 2004-HE3, Class M3
1.267%(c)	11/25/34	263	235,369
Series 2004-OP1, Class M2
1.762%(c)	04/25/34	982	904,589
Series 2005-HE7, Class A1B2
0.785%(c)	11/25/35	441	417,318
Ameriquest Mortgage Securities, Inc.,
Series 2003-10, Class M1
1.235%(c)	12/25/33	1,125	1,045,762
Series 2003-10, Class M2
2.735%(c)	12/25/33	1,018	981,137
Series 2002-2, Class M3
2.840%(c)	08/25/32	855	847,739
Series 2003-9, Class M2
3.035%(c)	09/25/33	581	550,340
Series 2003-12, Class M2
2.735%(c)	01/25/34	571	548,430
Series 2004-R1, Class M2
1.057%(c)	02/25/34	1,541	1,387,997
Series 2004-R1, Class M6
2.257%(c)	02/25/34	321	291,950
Argent Securities, Inc.,
Series 2003-W7, Class M2
2.810%(c)	03/25/34	400	391,730

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (continued)
Series 2003-W9, Class M2
2.765%(c)	01/25/34	1,976	$1,897,828
Series 2003-W9, Class M3B
3.305%(c)	01/25/34	572	534,615
Series 2004-W6, Class M4
3.037%(c)	05/25/34	240	206,410
Asset-Backed Funding Corp. Trust,
Series 2004-OPT2, Class M2
1.687%(c)	07/25/33	511	485,044
Series 2004-OPT3, Class A4
0.967%(c)	11/25/33	485	457,972
Asset-Backed Pass-Through Certificates,
Series 2004-R2, Class A1B
0.805%(c)	04/25/34	486	477,526
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2004-HE7, Class M4
2.212%(c)	10/25/34	407	358,051
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-FR3, Class M2
1.942%(c)	09/25/34	1,162	1,045,566
Bear Stearns Asset-Backed Securities Trust,
Series 2003-2, Class B
5.437%(c)	03/25/43	161	153,119
Series 2003-SD2, Class 3A
4.584%(c)	06/25/43	594	598,247
Series 2004-1, Class M1
1.166%(c)	06/25/34	739	701,210
Series 2004-2, Class M1
1.387%(c)	08/25/34	523	472,987
Centex Home Equity Loan Trust,
Series 2004-A, Class M1
0.787%(c)	01/25/34	1,877	1,745,595
Series 2004-B, Class M2
0.937%(c)	03/25/34	1,127	1,016,484
Series 2005-A, Class M1
0.667%(c)	01/25/35	1,268	1,171,208
Chase Funding Loan Acquisition Trust,
Series 2004-AQ1, Class M1
1.282%(c)	05/25/34	957	898,660
Chase Funding Trust,
Series 2003-6, Class 2M1
0.937%(c)	11/25/34	1,471	1,366,035
CHEC Loan Trust,
Series 2004-1, Class A3
0.687%(c)	07/25/34	584	561,036
Series 2004-2, Class M3
1.437%(c)	04/25/34	323	261,536
Countrywide Asset-Backed Certificates,
Series 2003-BC6, Class M2
1.912%(c)	10/25/33	1,360	1,238,023
Series 2004-3, Class M1
0.937%(c)	06/25/34	1,782	1,699,043
Series 2004-BC1, Class M3
2.287%(c)	10/25/33	248	206,056
Series 2004-ECC2, Class M5
2.062%(c)	10/25/34	685	616,638
Series 2004-SD2, Class M1, 144A
0.807%(c)	06/25/33	759	732,250

SEE NOTES TO FINANCIAL STATEMENTS.

A220

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (continued)
Credit-Based Asset Servicing and Securitization LLC,
Series 2003-CB5, Class M2
2.662%(c)	11/25/33	335	$320,505
Series 2004-CB5, Class M1
1.102%(c)	01/25/34	696	648,826
Series 2004-CB6, Class M3
2.287%(c)	07/25/35	559	524,673
CWABS, Inc. Asset-Backed Certificates,
Series 2003-5, Class MF2
5.540%(c)	11/25/33	976	856,689
Series 2004-1, Class M1
0.937%(c)	03/25/34	1,442	1,375,315
CWABS, Inc. Asset-Backed Certificates Trust,
Series 2004-5, Class M2
1.192%(c)	07/25/34	826	777,361
Series 2004-6, Class 1A1
0.727%(c)	12/25/34	1,095	1,034,517
Series 2004-6, Class M1
1.087%(c)	10/25/34	1,192	1,151,328
Series 2004-6, Class M2
1.162%(c)	10/25/34	763	716,730
Equity One Mortgage Pass-Through Trust,
Series 2003-4, Class M1
5.160%	10/25/34	1,354	1,320,716
Series 2004-1, Class M2
5.115%	04/25/34	2,717	2,517,465
Series 2004-2, Class M1
5.692%	07/25/34	186	181,653
First Franklin Mortgage Loan Trust,
Series 2005-FF10, Class A4
0.511%(c)	11/25/35	1,069	1,049,805
Fremont Home Loan Trust,
Series 2003-B, Class M2
2.617%(c)	12/25/33	179	175,380
Series 2004-2, Class M2
1.117%(c)	07/25/34	808	762,455
Series 2005-D, Class 2A3
0.437%(c)	11/25/35	128	126,868
FRT Trust,
Series 2013-1A, Class A1N, 144A(g)
3.960%	10/25/33	21	20,677
Series 2013-1A, Class AR, 144A(g)
4.210%	10/25/18	15	15,308
GMAT Trust,
Series 2013-1A, Class A, 144A
3.967%	11/25/43	197	197,022
GSAMP Trust,
Series 2003-HE1, Class M1
1.433%(c)	06/20/33	519	502,970
Series 2004-NC2, Class M1
1.237%(c)	10/25/34	706	625,345
Series 2007-SEA1, Class A, 144A
0.487%(c)	12/25/36	557	516,196
HLSS Servicer Advance Receivables Trust,
Series 2012-T2, Class A2, 144A
1.990%	10/15/45	171	170,829
Series 2013-T1, Class A2, 144A
1.495%	01/16/46	389	388,611

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (continued)
Home Equity Asset Trust,
Series 2003-1, Class M1
1.691%(c)	06/25/33	690	$664,197
Series 2004-6, Class M2
1.091%(c)	12/25/34	186	159,287
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2004-B, Class M3
1.385%(c)	11/25/34	786	730,910
Series 2004-C, Class M2
1.085%(c)	03/25/35	470	415,731
Lake Country Mortgage Loan Trust,
Series 2006-HE1, Class A4, 144A
0.561%(c)	07/25/34	9	9,275
Long Beach Mortgage Loan Trust,
Series 2001-2, Class M1
1.031%(c)	07/25/31	1,558	1,443,800
Series 2003-4, Class M2
2.812%(c)	08/25/33	184	175,999
Series 2004-1, Class M3
1.237%(c)	02/25/34	1,932	1,846,305
Series 2004-5, Class A5
0.747%(c)	09/25/34	541	477,747
MASTR Asset-Backed Securities Trust,
Series 2003-NC1, Class M5
5.066%(c)	04/25/33	221	210,444
Series 2005-NC1, Class M2
0.941%(c)	12/25/34	1,340	1,279,394
Merrill Lynch Mortgage Investors Trust,
Series 2003-OPT1, Class M1
1.162%(c)	07/25/34	461	419,059
Series 2005-NC1, Class M2
1.267%(c)	10/25/35	775	685,880
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2004-HE1, Class M1
1.042%(c)	01/25/34	830	789,827
Series 2004-HE6, Class M1
1.012%(c)	08/25/34	1,000	933,408
Series 2004-HE6, Class M2
1.087%(c)	08/25/34	369	352,504
Series 2004-NC2, Class M2
1.987%(c)	12/25/33	358	324,798
Series 2004-OP1, Class M3
1.207%(c)	11/25/34	138	125,027
Series 2004-SD1, Class A
0.987%(c)	08/25/34	887	834,239
Series 2004-WMC2, Class M1
1.102%(c)	07/25/34	842	802,801
Series 2005-HE1, Class M3
0.967%(c)	12/25/34	472	392,349
Series 2005-WMC1, Class M2
0.922%(c)	01/25/35	2,329	2,252,751
Series 2004-NC5, Class M1
1.087%(c)	05/25/34	946	861,796
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2002-AM3, Class M1
1.612%(c)	02/25/33	339	304,231
Series 2002-NC5, Class M1
1.597%(c)	10/25/32	304	286,638

SEE NOTES TO FINANCIAL STATEMENTS.

A221

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (continued)
New Century Home Equity Loan Trust,
Series 2003-4, Class M2
2.917%(c)	10/25/33	1,481	$1,431,977
Series 2003-6, Class M1
1.267%(c)	01/25/34	876	815,298
Series 2003-B, Class M2
2.662%(c)	11/25/33	452	430,740
NovaStar Mortgage Funding Trust,
Series 2003-2, Class M2
2.956%(c)	09/25/33	383	350,765
Option One Mortgage Loan Trust,
Series 2003-1, Class M2
3.112%(c)	02/25/33	84	80,835
Series 2003-2, Class M1
1.162%(c)	04/25/33	1,063	947,925
Series 2003-3, Class M1
1.162%(c)	06/25/33	678	624,482
Series 2003-4, Class M1
1.207%(c)	07/25/33	527	463,344
Series 2004-2, Class M2
1.762%(c)	05/25/34	251	198,948
RAMP Trust,
Series 2004-RS9, Class MII1
1.162%(c)	09/25/34	1,164	1,094,415
Series 2006-EFC2, Class A3
0.351%(c)	12/25/36	1,702	1,631,992
RASC Trust,
Series 2001-KS3, Class AII
0.647%(c)	09/25/31	1,438	1,339,322
Series 2005-KS2, Class M1
0.836%(c)	03/25/35	1,083	987,426
Renaissance Home Equity Loan Trust,
Series 2003-2, Class A
1.065%(c)	08/25/33	1,277	1,200,437
Series 2003-2, Class M2A
3.185%(c)	08/25/33	557	502,474
Series 2003-3, Class A
0.687%(c)	12/25/33	2,283	2,165,119
Series 2003-3, Class M1
0.917%(c)	12/25/33	1,391	1,261,769
Series 2004-1, Class AV3
0.657%(c)	05/25/34	785	757,322
Saxon Asset Securities Trust,
Series 2000-2, Class MF2
8.111%(c)	07/25/30	136	133,565
Series 2003-2, Class M2
2.810%(c)	06/25/33	486	418,061
Series 2004-2, Class AF3
4.824%(c)	08/25/35	732	739,796
Series 2004-2, Class MV2
1.985%(c)	08/25/35	1,216	1,152,445
Specialty Underwriting & Residential Finance Trust,
Series 2003-BC4, Class M1
1.087%(c)	11/25/34	987	914,938
Springleaf Funding Trust,
Series 2013-AA, Class A, 144A
2.580%	09/15/21	293	294,109

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (continued)
Structured Asset Investment Loan Trust,
Series 2003-BC3, Class M1
1.612%(c)	04/25/33	491	$484,968
Series 2003-BC6, Class M1
1.312%(c)	07/25/33	672	639,161
Series 2003-BC10, Class A4
1.187%(c)	10/25/33	776	734,892
Series 2003-BC11, Class M2
2.741%(c)	10/25/33	1,076	1,064,500
Series 2004-6, Class M2
2.137%(c)	07/25/34	703	635,591
Series 2004-8, Class M2
1.117%(c)	09/25/34	938	831,228
Wells Fargo Home Equity Asset-Backed Securities Trust,
Series 2004-2, Class M2
0.837%(c)	10/25/34	1,021	966,390
Series 2004-2, Class M8A, 144A
3.187%(c)	10/25/34	736	693,684
Westgate Resorts LLC,
Series 2014-1A, Class A, 144A
2.150%	12/20/26	1,531	1,531,043

			89,854,858

TOTAL ASSET-BACKED SECURITIES (cost $93,625,945)			95,663,497

BANK LOANS(c) — 0.1%
Altice Financing SA,
Term Loan
5.500%	07/02/19	64	64,489
Avago Technologies Cayman Ltd.,
Term Loan
3.750%	05/06/21	34	34,471
Avaya, Inc.,
Term Loan B-7
6.250%	04/30/20	143	139,394
Axalta Coating Systems U.S. Holdings, Inc.,
Refinanced Term Loan B
3.750%	02/01/20	71	70,435
AZ Chem US, Inc.,
Initial Term Loan (First Lien)
7.500%	06/10/22	22	21,890
Dell International, Inc.,
Term Loan B-2
4.000%	04/29/20	45	44,453
Dole Food Co., Inc.,
Tranche Term Loan B
4.500%	11/01/18	94	94,022
Drillships Ocean Ventures, Inc.,
Term Loan
5.500%	07/25/21	27	22,566
Fieldwood Energy LLC,
Closing Date Loan (Second Lien)
8.375%	09/30/20	75	57,281
First Data Corp.,
Term Loan C1
3.687%	03/24/18	90	89,663

SEE NOTES TO FINANCIAL STATEMENTS.

A222

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
BANK LOANS(c) (continued)
Floatel International Ltd.,
Initial Term Loan
6.000%	06/27/20	36		$28,431
Formula One Group,
Second Lien Facility
7.750%	07/29/22	80		79,475
iHeartCommunications, Inc.,
Tranche Term Loan D
6.937%	01/30/19	114		105,372
Tranche Term Loan E
7.687%	07/30/19	132		123,369
J.Crew Group, Inc.,
Initial Loan
4.000%	03/05/21	118		101,766
NFR Energy,
Term Loan (Second Lien)
8.750%	12/31/18	100		34,167
OCI Beaumont LLC,
Term Loan B-3
5.500%	08/20/19	19		18,786
PetSmart, Inc.,
Tranche Loan B-1
4.250%	03/11/22	43		42,789
Reynolds Group Holdings, Inc.,
Incremental U.S. Term Loan
4.500%	12/01/18	127		127,800
Rite Aid Corp.,
Tranche Term Loan 1 (Second Lien)
5.750%	08/21/20	30		30,281
Tranche Term Loan 2 (Second Lien)
4.875%	06/21/21	189		188,830
ROC Finance LLC,
Funded Term Loan B
5.000%	06/20/19	117		114,818
Scientific Games International, Inc.,
Initial Term Loan
6.000%	10/18/20	30		29,530
Sears Roebuck Acceptance Corp.,
Term Loan
5.500%	06/30/18	113		111,576
Shelf Drilling Holdings Ltd.,
Term Loan
10.000%	10/08/18	40		28,800
Stallion Oilfield,
Loan
8.000%	06/11/18	48		39,176
SUPERVALU, Inc.,
New Term Loan
4.500%	03/21/19	119		119,079
Texas Competitive Electric Holdings Co. LLC,
2014 Term Loan (Non-Extending)
4.671%	08/21/15	165		95,012
2017 Term Loan (Extending)
4.671%	10/10/17	725		415,642
TWCC Holding Corp.,
Term Loan B-1
5.750%	02/11/20	9		8,986
Valeant Pharmaceuticals International, Inc.,
Tranche Term Loan BF1
4.000%	04/01/22	—	(r)	187

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Visant Corp.,
Initial Term Loan
7.000%	09/23/21	35	$33,348
W&T Offshore, Inc.,
Loan
9.000%	05/10/20	20	19,775
WMG Acquisition Corp.,
Tranche Refinancing Term Loan B
3.750%	07/01/20	39	38,862
XO Communications LLC,
Initial Term Loan
4.250%	03/20/21	24	23,481

TOTAL BANK LOANS (cost $2,950,907)			2,598,002

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.0%
A10 Securitization LLC,
Series 2013-1, Class A, 144A
2.400%	11/15/25	150	150,500
A10 Term Asset Financing LLC,
Series 2013-2, Class A, 144A
2.620%	11/15/27	912	917,276
BB-UBS Trust,
Series 2012-TFT, Class A, 144A
2.892%	06/05/30	1,030	1,017,270
Bear Stearns Commercial Mortgage Securities Trust,
Series 2006-PW13, Class AM
5.582%(c)	09/11/41	905	943,056
Series 2007-PW16, Class AM
5.705%(c)	06/11/40	530	567,592
Series 2007-PW17, Class AMFL, 144A
0.876%(c)	06/11/50	855	840,852
CD Commercial Mortgage Trust,
Series 2005-CD1, Class AJ
5.202%(c)	07/15/44	765	769,940
COMM Mortgage Trust,
Series 2014-KYO, Class A, 144A
1.087%(c)	06/11/27	540	539,704
Commercial Mortgage Trust,
Series 2006-GG7, Class AM
5.819%(c)	07/10/38	860	891,113
DBRR Trust,
Series 2013-EZ2, Class A, 144A
0.853%(c)	02/25/45	47	47,251
Fannie Mae-Aces,
Series 2015-M10, Class A2
3.092%(c)	04/25/27	1,081	1,070,136
Series 2015-M2, Class A3
3.058%(c)	12/25/24	2,692	2,736,741
Series 2015-M5, Class A1
2.870%(c)	03/25/25	2,696	2,700,091
Series 2011-M1, Class A3
3.763%	06/25/21	1,100	1,181,573
Series 2012-M8, Class ASQ3
1.801%	12/25/19	770	773,805
Series 2013-M7, Class A2
2.280%	12/27/22	902	884,337
Series 2013-M13, Class A2

SEE NOTES TO FINANCIAL STATEMENTS.

A223

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
2.540%(c)	04/25/23	1,413	$1,404,590
Series 2014-M9, Class A2
3.103%	07/25/24	1,525	1,556,217
FHLMC Multifamily Structured Pass-Through Trust,
Series K708, Class X1, IO
1.486%	01/25/19	12,362	576,215
GS Mortgage Securities Trust,
Series 2011-GC5, Class D, 144A
5.308%(c)	08/10/44	1,300	1,343,311
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2006-LDP8, Class A4
5.399%	05/15/45	362	373,216
LB-UBS Commercial Mortgage Trust,
Series 2007-C1, Class AM
5.455%	02/15/40	780	823,093
Series 2007-C2, Class A3
5.430%	02/15/40	815	861,058
Series 2007-C7, Class A3
5.866%(c)	09/15/45	404	436,927
ML-CFC Commercial Mortgage Trust,
Series 2007-9, Class A4
5.700%	09/12/49	650	692,466
Morgan Stanley Capital I Trust,
Series 2005-HQ7, Class AM
5.190%(c)	11/14/42	120	121,037
Series 2006-HQ10, Class AM
5.360%	11/12/41	1,000	1,046,324
Series 2006-IQ12, Class AM
5.370%	12/15/43	685	719,590
Series 2006-IQ12, Class AMFX
5.370%	12/15/43	1,455	1,532,499
Morgan Stanley Reremic Trust,
Series 2012-IO, Class AXA, 144A
1.000%	03/27/51	301	300,350
Series 2012-XA, Class B, 144A
0.250%	07/27/49	900	808,870
NorthStar (Cayman Islands),
Series 2013-1A, Class A, 144A
2.037%(c)	08/25/29	778	785,371
UBS Commercial Mortgage Trust,
Series 2012-C1, Class D, 144A
5.542%(c)	05/10/45	1,100	1,119,196
VNDO Mortgage Trust,
Series 2012-6AVE, Class A, 144A
2.996%	11/15/30	505	500,203
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C27, Class A3
5.765%(c)	07/15/45	413	424,301
WFRBS Commercial Mortgage Trust,
Series 2013-C11, Class D, 144A
4.181%(c)	03/15/45	765	717,994

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $32,701,266)			32,174,065

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CONVERTIBLE BONDS — 4.8%
Austria
IMMOFINANZ AG,
Sr. Unsec’d. Notes
1.500%	09/11/19	EUR	600	$760,887
4.250%	03/08/18	EUR	149	740,043

				1,500,930

Belgium — 0.1%
GBL Verwaltung SA,
Gtd. Notes
1.250%	02/07/17	EUR	900	1,084,890
Sagerpar SA,
Gtd. Notes
0.375%	10/09/18	EUR	400	496,109

				1,580,999

China — 0.3%
Billion Express Investments Ltd.,
Gtd. Notes
0.750%	10/18/15		1,200	1,207,500
Ctrip.com International Ltd.,
Sr. Unsec’d. Notes, 144A
1.000%	07/01/20		1,500	1,461,563
Sr. Unsec’d. Notes
1.250%	10/15/18		704	803,440
ENN Energy Holdings Ltd.,
Sr. Unsec’d. Notes
3.370%(s)	02/26/18		750	849,375
Hengan International Group Co. Ltd.,
Sr. Unsec’d. Notes
1.790%(s)	06/27/18	HKD	8,000	1,099,135
Kingsoft Corp. Ltd.,
Sr. Unsec’d. Notes
1.250%	04/11/19	HKD	4,000	505,705
Qihoo 360 Technology Co. Ltd.,
Sr. Unsec’d. Notes, 144A
0.500%	08/15/20		400	375,750
1.750%	08/15/21		200	184,500
Sr. Unsec’d. Notes
2.500%	09/15/18		600	585,750
Semiconductor Manufacturing International Corp.,
Sr. Unsec’d. Notes, RegS
2.490%(s)	11/07/18		600	708,000
SINA Corp.,
Sr. Unsec’d. Notes
1.000%	12/01/18		608	578,740
SouFun Holdings Ltd.,
Sr. Unsec’d. Notes
2.000%	12/15/18		166	158,426
Tong Jie Ltd.,
Gtd. Notes
2.207%(s)	02/18/18	HKD	4,000	536,667
Vipshop Holdings Ltd.,
Sr. Unsec’d. Notes
1.500%	03/15/19		210	266,700

				9,321,251

Czech Republic
CEZ MH BV,
Gtd. Notes

SEE NOTES TO FINANCIAL STATEMENTS.

A224

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CONVERTIBLE BONDS (continued)
Czech Republic (continued)
2.087%(s)	08/04/17	EUR	400	$468,238

Finland — 0.1%
Nokia OYJ,
Sr. Unsec’d. Notes, RegS
5.000%	10/26/17	EUR	500	1,420,712
Solidium Oy,
Sr. Unsec’d. Notes
0.500%	09/29/15	EUR	600	668,075
0.670%(s)	09/04/18	EUR	700	847,667

				2,936,454

France — 0.4%
Air France-KLM,
Gtd. Notes
2.030%	02/15/23	EUR	85	981,250
Alcatel-Lucent,
Sr. Unsec’d. Notes
0.125%	01/30/20	EUR	275	1,382,000
4.250%	07/01/18	EUR	225	1,003,638
AXA SA,
Sub. Notes
3.750%	01/01/17	EUR	513	1,591,863
Cap Gemini SA,
Sr. Unsec’d. Notes
6.940%(s)	01/01/19	EUR	789	798,997
Cie Generale des Etablissements Michelin,
Sr. Unsec’d. Notes
16.466%(s)	01/01/17	EUR	644	1,007,547
Credit Agricole SA,
Sr. Unsec’d. Notes
14.940%(s)	12/06/16	EUR	622	519,212
Fonciere Des Regions,
Sr. Unsec’d. Notes, REIT
0.875%	04/01/19	EUR	848	925,523
3.340%	01/01/17	EUR	270	297,127
Misarte,
Gtd. Notes
3.250%	01/01/16	EUR	363	705,292
Peugeot SA,
Sr. Unsec’d. Notes
4.450%	01/01/16	EUR	25	854,266
Rallye SA,
Sr. Unsec’d. Notes
1.000%	10/02/20	EUR	301	361,365
Suez Environnement Co.,
Sr. Unsec’d. Notes
1.900%(s)	02/27/20	EUR	23	531,032
Technip SA,
Sr. Unsec’d. Notes
0.250%	01/01/17	EUR	351	373,920
Unibail-Rodamco SE,
Sr. Unsec’d. Notes, REIT
—%	01/01/22	EUR	2	810,488
13.970%(s)	07/01/21	EUR	125	445,453

				12,588,973

Germany — 0.3%
Deutsche Post AG,
Sr. Unsec’d. Notes

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CONVERTIBLE BONDS (continued)
Germany (continued)
0.600%	12/06/19	EUR	800	$1,175,946
Deutsche Wohnen AG,
Sr. Unsec’d. Notes
0.500%	11/22/20	EUR	500	728,138
Fresenius SE & Co. KGaA,
Gtd. Notes
0.740%(s)	09/24/19	EUR	600	870,421
RAG-Stiftung,
Sr. Unsec’d. Notes
0.340%(s)	12/31/18	EUR	700	891,759
Sr. Unsec’d. Notes, MTN
2.607%(s)	02/18/21	EUR	500	646,001
Siemens Financieringsmaatschappij NV,
Gtd. Notes, RegS
1.050%	08/16/17		2,750	2,942,033
Volkswagen International Finance NV,
Gtd. Notes, 144A
5.500%	11/09/15	EUR	2,700	3,721,387

				10,975,685

Hong Kong — 0.1%
China Overseas Finance Investment Cayman IV Ltd.,
Gtd. Notes
3.350%(s)	02/04/21		600	706,500
Newford Capital Ltd.,
Gtd. Notes
2.470%(s)	05/12/16		200	218,000
Shine Power International Ltd.,
Gtd. Notes
1.000%(s)	07/28/19	HKD	6,000	755,655

				1,680,155

Hungary
Magyar Nemzeti Vagyonkezelo Zrt,
Gov’t. Gtd. Notes
3.375%	04/02/19	EUR	1,100	1,313,714

India
Vedanta Resources Jersey Ltd.,
Gtd. Notes
5.500%	07/13/16		900	891,000

Israel
Teva Pharmaceutical Finance Co. LLC,
Gtd. Notes
0.250%	02/01/26		406	567,385

Italy — 0.1%
Eni SpA,
Sr. Unsec’d. Notes
0.625%	01/18/16	EUR	900	1,065,977
Telecom Italia Finance SA,
Gtd. Notes, RegS
6.125%	11/15/16	EUR	900	1,459,397

				2,525,374

Japan — 0.4%
ABC-Mart, Inc.,
Sr. Unsec’d. Notes
8.634%(s)	02/05/18	JPY	20,000	268,824

SEE NOTES TO FINANCIAL STATEMENTS.

A225

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CONVERTIBLE BONDS (continued)
Japan (continued)
Asics Corp.,
Sr. Unsec’d. Notes
3.140%(s)	03/01/19	JPY	80,000	$827,716
Chugoku Electric Power Co., Inc. (The),
Sr. Unsec’d. Notes
1.771%(s)	03/25/20	JPY	90,000	798,811
Joyo Bank Ltd. (The),
Sr. Unsec’d. Notes
0.120%(s)	04/24/19		600	620,250
Kawasaki Kisen Kaisha Ltd.,
Sr. Unsec’d. Notes
1.420%(s)	09/26/18	JPY	60,000	533,766
LIXIL Group Corp.,
Sr. Unsec’d. Notes
0.910%(s)	03/04/20	JPY	60,000	484,128
Nagoya Railroad Co. Ltd.,
Sr. Unsec’d. Notes
0.700%(s)	12/11/24	JPY	40,000	338,888
3.100%(s)	10/03/23	JPY	40,000	403,644
NH Foods Ltd.,
Sr. Unsec’d. Notes
3.930%(s)	09/26/18	JPY	60,000	642,236
Resorttrust, Inc.,
Sr. Unsec’d. Notes
1.690%(s)	12/01/21	JPY	100,000	912,081
Shizuoka Bank Ltd. (The),
Sr. Unsec’d. Notes
0.390%(s)	04/25/18		400	396,500
Takashimaya Co. Ltd.,
Sr. Unsec’d. Notes
0.780%(s)	12/11/20	JPY	100,000	901,867
Terumo Corp.,
Sr. Unsec’d. Notes
1.140%(s)	12/06/21	JPY	60,000	513,543
1.440%(s)	12/04/19	JPY	60,000	512,318
Toppan Printing Co. Ltd.,
Sr. Unsec’d. Notes
0.250%(s)	12/19/19	JPY	90,000	804,326
Toray Industries, Inc.,
Sr. Unsec’d. Notes
1.040%(s)	08/31/21	JPY	40,000	420,803
1.790%(s)	08/30/19	JPY	60,000	593,210
Yamada Denki Co. Ltd.,
Sr. Unsec’d. Notes
0.770%(s)	06/28/19	JPY	130,000	1,156,494
Yamaguchi Financial Group, Inc.,
Sr. Unsec’d. Notes
1.978%(s)	03/26/20		500	534,625

				11,664,030

Malaysia
Cahaya Capital Ltd.,
Sr. Unsec’d. Notes
0.390%(s)	09/18/21		800	796,400
Indah Capital Ltd.,
Sr. Unsec’d. Notes, RegS
1.570%(s)	10/24/18	SGD	750	597,227

				1,393,627

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CONVERTIBLE BONDS (continued)
Mexico — 0.1%
Cemex SAB de CV,
Sub. Notes
3.250%	03/15/16		800	$890,500
3.750%	03/15/18		700	825,125

				1,715,625

Netherlands
NXP Semiconductors NV,
Sr. Unsec’d. Notes, 144A
1.000%	12/01/19		1,200	1,398,750

Norway
Marine Harvest ASA,
Sr. Unsec’d. Notes
0.875%	05/06/19	EUR	500	643,827

Russia
Yandex NV,
Sr. Unsec’d. Notes
1.125%	12/15/18		505	435,477

Singapore — 0.1%
CapitaLand Ltd.,
Sr. Unsec’d. Notes, RegS
1.950%	10/17/23	SGD	2,000	1,543,973
Golden Agri-Resources Ltd.,
Sr. Unsec’d. Notes, RegS
2.500%	10/04/17		200	198,500
Keppel Land Ltd.,
Sr. Unsec’d. Notes
1.875%	11/29/15	SGD	400	294,762

				2,037,235

South Africa — 0.1%
Shoprite Investments Ltd.,
Gtd. Notes
6.500%	04/03/17	ZAR	1	495,348
Steinhoff Finance Holdings GmbH,
Gtd. Notes
4.000%	01/30/21	EUR	800	1,359,005
4.500%	03/31/18	EUR	550	1,072,279

				2,926,632

Spain — 0.2%
Acciona SA,
Sr. Unsec’d. Notes
3.000%	01/30/19	EUR	600	817,744
ACS Actividades Finance 2 BV,
Sr. Sec’d. Notes
1.625%	03/27/19	EUR	600	750,017
CaixaBank SA,
Sr. Unsec’d. Notes
4.500%	11/22/16	EUR	300	297,900
Criteria CaixaHolding SA,
Sr. Unsec’d. Notes
1.000%	11/25/17	EUR	400	492,207
OHL Investments SA,
Sec’d. Notes
4.000%	04/25/18	EUR	300	285,725
Telefonica Participaciones SAU,
Gtd. Notes
4.900%	09/25/17	EUR	1,000	1,212,402

SEE NOTES TO FINANCIAL STATEMENTS.

A226

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CONVERTIBLE BONDS (continued)
Spain (continued)
Telefonica SA,
Sr. Unsec’d. Notes
6.000%	07/24/17	EUR	900	$1,212,820

				5,068,815

Sweden
Industrivarden AB,
Sr. Unsec’d. Notes, RegS
1.875%	02/27/17	EUR	500	619,189
Sr. Unsec’d. Notes
2.000%(s)	05/15/19	SEK	5,000	674,741

				1,293,930

Switzerland — 0.1%
STMicroelectronics NV,
Sr. Unsec’d. Notes
0.260%(s)	07/03/19		200	204,680
1.000%	07/03/21		1,000	1,043,400
Swiss Life Holding AG,
Sr. Unsec’d. Notes
2.010%(s)	12/02/20	CHF	475	577,270

				1,825,350

Taiwan
Advanced Semiconductor Engineering, Inc.,
Sr. Unsec’d. Notes
2.950%(s)	09/05/18		600	778,500

United Arab Emirates — 0.1%
Aabar Investments PJSC,
Sr. Unsec’d. Notes, MTN
0.500%	03/27/20	EUR	1,700	1,989,253
National Bank of Abu Dhabi PJSC,
Sr. Unsec’d. Notes
1.000%	03/12/18		800	834,000

				2,823,253

United Kingdom — 0.2%
Balfour Beatty Finance No. 2 Ltd.,
Gtd. Notes
1.875%	12/03/18	GBP	100	152,999
British Land Jersey Ltd.,
Gtd. Notes
1.500%	09/10/17	GBP	300	557,987
Fiat Chrysler Automobiles NV,
Sub. Notes
7.875%	12/15/16		23	2,901,450
International Consolidated Airlines Group SA,
Sr. Unsec’d. Notes
1.750%	05/31/18	EUR	300	557,287
Intu Jersey Ltd.,
Gtd. Notes, REIT
2.500%	10/04/18	GBP	200	338,995
J Sainsbury PLC,
Sr. Unsec’d. Notes
1.250%	11/21/19	GBP	400	675,633
Subsea 7 SA,
Sr. Unsec’d. Notes
1.000%	10/05/17		1,000	912,500

				6,096,851

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CONVERTIBLE BONDS (continued)
United States — 2.1%
Anthem, Inc.,
Sr. Unsec’d. Notes
2.750%	10/15/42		661	$1,450,482
Ares Capital Corp.,
Sr. Unsec’d. Notes
4.375%	01/15/19		300	305,437
4.750%	01/15/18		621	634,973
Brocade Communications Systems, Inc.,
Gtd. Notes, 144A
1.375%	01/01/20		367	381,680
CenterPoint Energy, Inc.,
Sub. Notes
3.943%(c)	09/15/29		1,197	834,907
Cheniere Energy, Inc.,
Sr. Unsec’d. Notes
4.250%	03/15/45		497	373,371
Chesapeake Energy Corp.,
Gtd. Notes
2.500%	05/15/37		1,132	1,072,570
Citrix Systems, Inc.,
Sr. Unsec’d. Notes
0.500%	04/15/19	(a)	1,168	1,233,700
Cobalt International Energy, Inc.,
Sr. Unsec’d. Notes
2.625%	12/01/19		639	471,662
3.125%	05/15/24	(a)	997	723,448
Electronic Arts, Inc.,
Sr. Unsec’d. Notes
0.750%	07/15/16		496	1,036,640
Encore Capital Group, Inc.,
Gtd. Notes
3.000%	07/01/20		409	435,329
FireEye, Inc.,
Sr. Unsec’d. Notes, 144A
1.625%	06/01/35		945	1,007,606
Hologic, Inc.,
Sr. Unsec’d. Notes
2.000%(c)	12/15/37		459	768,251
2.000%(c)	03/01/42		512	675,200
Horizon Pharma Investment Ltd.,
Gtd. Notes, 144A
2.500%	03/15/22		400	553,750
Host Hotels & Resorts LP,
Gtd. Notes, REIT, 144A
2.500%	10/15/29		142	221,520
IAS Operating Partnership LP,
Gtd. Notes, REIT, 144A
5.000%	03/15/18		183	178,883
Iconix Brand Group, Inc.,
Sr. Sub. Notes
1.500%	03/15/18		486	496,935
Illumina, Inc.,
Sr. Unsec’d. Notes
1.303%(s)	06/15/19		1,399	1,637,704
Intel Corp.,
Jr. Sub. Notes
2.950%	12/15/35		1,748	2,103,063
3.250%	08/01/39		1,140	1,734,225

SEE NOTES TO FINANCIAL STATEMENTS.

A227

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CONVERTIBLE BONDS (continued)
United States (continued)
Isis Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes, 144A
1.000%	11/15/21		627	$676,768
Jarden Corp.,
Gtd. Notes
1.125%	03/15/34	(a)	898	1,045,609
Jazz Investments I Ltd.,
Gtd. Notes, 144A
1.875%	08/15/21	(a)	800	930,500
JDS Uniphase Corp.,
Sr. Unsec’d. Notes
0.625%	08/15/33	(a)	550	540,031
Lam Research Corp.,
Sr. Unsec’d. Notes
0.500%	05/15/16		1,484	1,968,155
Lennar Corp.,
Gtd. Notes, 144A
3.250%	11/15/21		690	1,506,356
Liberty Interactive LLC,
Sr. Unsec’d. Notes
0.750%	03/30/43		666	1,060,189
Liberty Media Corp.,
Sr. Unsec’d. Notes
1.375%	10/15/23	(a)	776	737,200
MGIC Investment Corp.,
Sr. Unsec’d. Notes
2.000%	04/01/20		400	666,000
Microchip Technology, Inc.,
Jr. Sub. Notes
2.125%	12/15/37		445	849,394
Sr. Sub. Notes, 144A
1.625%	02/15/25		1,331	1,342,646
Micron Technology, Inc.,
Sr. Unsec’d. Notes
3.000%	11/15/43		1,081	976,278
Molina Healthcare, Inc.,
Sr. Unsec’d. Notes
1.125%	01/15/20		512	905,280
Mylan, Inc.,
Gtd. Notes
3.750%	09/15/15		4	1,973,707
Navistar International Corp.,
Sr. Sub. Notes
4.750%	04/15/19		375	320,859
Novellus Systems, Inc.,
Gtd. Notes
2.625%	05/15/41		305	725,328
Nuance Communications, Inc.,
Sr. Unsec’d. Notes
2.750%	11/01/31		360	364,275
NuVasive, Inc.,
Sr. Unsec’d. Notes
2.750%	07/01/17		463	588,010
NVIDIA Corp.,
Sr. Unsec’d. Notes
1.000%	12/01/18		1,193	1,366,731
Old Republic International Corp.,
Sr. Unsec’d. Notes
3.750%	03/15/18		313	369,536

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CONVERTIBLE BONDS (continued)
United States (continued)
Omnicare, Inc.,
Gtd. Notes
3.500%	02/15/44	(a)	360	$514,125
ON Semiconductor Corp.,
Gtd. Notes, 144A
1.000%	12/01/20	(a)	793	784,574
Palo Alto Networks, Inc.,
Sr. Unsec’d. Notes, 144A
1.570%(s)	07/01/19		441	718,003
Priceline Group, Inc. (The),
Sr. Unsec’d. Notes
0.350%	06/15/20	(a)	1,515	1,679,756
1.000%	03/15/18		765	1,018,406
Prospect Capital Corp.,
Sr. Unsec’d. Notes
5.750%	03/15/18		721	721,901
5.875%	01/15/19		461	460,424
QIAGEN NV,
Sr. Unsec’d. Notes
0.375%	03/19/19		800	860,000
Red Hat, Inc.,
Sr. Unsec’d. Notes, 144A
0.250%	10/01/19	(a)	970	1,187,037
Redwood Trust, Inc.,
Sr. Unsec’d. Notes, REIT
4.625%	04/15/18		232	222,430
RTI International Metals, Inc.,
Gtd. Notes
1.625%	10/15/19		317	343,747
salesforce.com, inc.,
Sr. Unsec’d. Notes
0.250%	04/01/18		960	1,167,000
SanDisk Corp.,
Sr. Unsec’d. Notes
0.500%	10/15/20	(a)	3,349	3,246,437
ServiceNow, Inc.,
Sr. Unsec’d. Notes
1.350%(s)	11/01/18		658	773,973
SolarCity Corp.,
Sr. Unsec’d. Notes, 144A
1.625%	11/01/19		386	353,190
Spirit Realty Capital, Inc.,
Sr. Unsec’d. Notes, REIT
2.875%	05/15/19		556	524,030
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, REIT
4.550%	03/01/18		691	719,936
SunEdison, Inc.,
Sr. Unsec’d. Notes, 144A
0.250%	01/15/20		653	793,395
2.625%	06/01/23		1,188	1,202,850
SunPower Corp.,
Sr. Unsec’d. Notes
0.875%	06/01/21		547	524,436
Tesla Motors, Inc.,
Sr. Unsec’d. Notes
0.250%	03/01/19		1,346	1,330,858
1.250%	03/01/21		1,048	1,031,875
1.500%	06/01/18		445	968,988

SEE NOTES TO FINANCIAL STATEMENTS.

A228

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CONVERTIBLE BONDS (continued)
United States (continued)
Trinity Industries, Inc.,
Sub. Notes
3.875%	06/01/36		340	$430,313
Twitter, Inc.,
Sr. Unsec’d. Notes, 144A
0.250%	09/15/19		743	664,056
1.000%	09/15/21		746	653,216
VeriSign, Inc.,
Jr. Sub. Notes
4.136%	08/15/37		842	1,551,385
Whiting Petroleum Corp.,
Gtd. Notes, 144A
1.250%	04/01/20		1,134	1,238,895
Wright Medical Group, Inc.,
Sr. Unsec’d. Notes, 144A
2.000%	02/15/20		380	403,275
Yahoo!, Inc.,
Sr. Unsec’d. Notes
0.829%	12/01/18		2,388	2,452,619

				65,785,318

TOTAL CONVERTIBLE BONDS (cost $148,907,439)				152,237,378

CORPORATE BONDS — 11.7%
Argentina
YPF SA,
Sr. Unsec’d. Notes, 144A
8.500%	07/28/25		200	198,000

Australia — 0.1%
BHP Billiton Finance USA Ltd.,
Gtd. Notes
2.050%	09/30/18	(a)	96	97,390
5.000%	09/30/43		399	414,176
6.420%	03/01/26		75	90,241
FMG Resources August 2006 Pty Ltd.,
Gtd. Notes, 144A
8.250%	11/01/19	(a)	250	210,937
Macquarie Bank Ltd.,
Sr. Unsec’d. Notes, 144A
5.000%	02/22/17		225	237,635
Macquarie Group Ltd.,
Sr. Unsec’d. Notes, 144A
6.000%	01/14/20		300	337,096
6.250%	01/14/21		300	342,058
Nufarm Australia Ltd.,
Gtd. Notes, 144A
6.375%	10/15/19		39	39,877
Westpac Banking Corp.,
Covered Bonds, 144A
1.375%	05/30/18		400	398,405

				2,167,815

Azerbaijan
State Oil Co. of the Azerbaijan Republic,
Sr. Unsec’d. Notes
6.950%	03/18/30		300	317,676

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Bahamas
Ultrapetrol Bahamas Ltd.,
Sr. Sec’d. Notes
8.875%	06/15/21		165	$145,200

Belgium — 0.1%
Anheuser-Busch InBev Finance, Inc.,
Gtd. Notes
2.625%	01/17/23		140	134,364
4.625%	02/01/44	(a)	120	120,787
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
2.500%	07/15/22	(a)	801	770,303
5.375%	01/15/20		145	163,547
7.750%	01/15/19		180	213,650

				1,402,651

Brazil
JBS USA LLC/JBS USA Finance, Inc.,
Gtd. Notes, 144A
7.250%	06/01/21		134	141,203
7.250%	06/01/21		38	40,043
8.250%	02/01/20	(a)	165	174,900
Sr. Unsec’d. Notes, 144A
5.750%	06/15/25		64	63,261
Petrobras Global Finance BV,
Gtd. Notes
4.375%	05/20/23		95	82,765
7.875%	03/15/19		220	233,686
Vale Overseas Ltd.,
Gtd. Notes
6.875%	11/21/36		170	164,358
Vale SA,
Sr. Unsec’d. Notes
5.625%	09/11/42	(a)	380	320,025

				1,220,241

Canada — 0.4%
1011778 BC ULC/New Red Finance, Inc.,
Sec’d. Notes, 144A
6.000%	04/01/22	(a)	210	215,775
Sr. Sec’d. Notes, 144A
4.625%	01/15/22		20	19,700
Agrium, Inc.,
Sr. Unsec’d. Notes
4.125%	03/15/35		200	178,835
Air Canada 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates, 144A
4.125%	11/15/26		72	74,049
Air Canada 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates, 144A
3.600%	09/15/28		400	393,000
ATS Automation Tooling Systems, Inc.,
Sr. Unsec’d. Notes, 144A
6.500%	06/15/23		51	52,084
Bank of Montreal,
Sr. Unsec’d. Notes, MTN
1.400%	09/11/17		58	58,187
2.375%	01/25/19	(a)	365	369,669
2.550%	11/06/22		340	330,394

SEE NOTES TO FINANCIAL STATEMENTS.

A229

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Canada (continued)
Bank of Nova Scotia (The),
Sr. Unsec’d. Notes
1.450%	04/25/18		350	$348,317
Barrick Gold Corp.,
Sr. Unsec’d. Notes
5.250%	04/01/42		20	17,907
Barrick North America Finance LLC,
Gtd. Notes
4.400%	05/30/21		295	301,345
5.700%	05/30/41		260	237,613
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	04/15/19		49	47,653
6.125%	01/15/23	(a)	31	27,513
7.750%	03/15/20		200	201,100
Unsec’d. Notes, 144A
5.500%	09/15/18	(a)	28	27,720
Brookfield Residential Properties, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	05/15/25		19	18,620
Brookfield Residential Properties, Inc./Brookfield Residential US Corp.,
Gtd. Notes, 144A
6.125%	07/01/22		45	44,325
Canadian Imperial Bank of Commerce,
Sr. Unsec’d. Notes
0.900%	10/01/15		69	69,076
1.550%	01/23/18		125	124,979
Canadian Natural Resources Ltd.,
Sr. Unsec’d. Notes
6.250%	03/15/38		150	166,163
Canadian Oil Sands Ltd.,
Gtd. Notes, 144A
6.000%	04/01/42		89	80,035
Canadian Pacific Railway Co.,
Sr. Unsec’d. Notes
7.125%	10/15/31		285	364,366
Cascades, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	07/15/22		43	41,603
5.750%	07/15/23		35	33,863
CDP Financial, Inc.,
Gtd. Notes, 144A
4.400%	11/25/19		525	574,401
Cenovus Energy, Inc.,
Sr. Unsec’d. Notes
3.000%	08/15/22		280	264,789
4.450%	09/15/42	(a)	40	34,904
Concordia Healthcare Corp.,
Gtd. Notes, 144A
7.000%	04/15/23		28	28,000
Cott Beverages, Inc.,
Gtd. Notes, 144A
6.750%	01/01/20		50	51,875
Enbridge, Inc.,
Sr. Unsec’d. Notes
4.000%	10/01/23		170	165,548
Encana Corp.,
Sr. Unsec’d. Notes
5.150%	11/15/41		240	221,371

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Canada (continued)
First Quantum Minerals Ltd.,
Gtd. Notes, 144A
6.750%	02/15/20		40	$38,700
7.000%	02/15/21	(a)	72	68,850
Garda World Security Corp.,
Gtd. Notes, 144A
7.250%	11/15/21		130	124,800
Jupiter Resources, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	10/01/22	(a)	50	41,875
Lundin Mining Corp.,
Sr. Sec’d. Notes, 144A
7.500%	11/01/20		50	53,875
7.875%	11/01/22		40	42,800
Mattamy Group Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	11/15/20		58	55,970
MEG Energy Corp.,
Gtd. Notes, 144A
6.375%	01/30/23		225	208,125
6.500%	03/15/21		25	24,063
7.000%	03/31/24	(a)	72	69,030
New Gold, Inc.,
Gtd. Notes, 144A
7.000%	04/15/20		40	41,400
Sr. Unsec’d. Notes, 144A
6.250%	11/15/22	(a)	55	54,313
NOVA Chemicals Corp.,
Sr. Unsec’d. Notes, 144A
5.000%	05/01/25		51	51,191
5.250%	08/01/23		30	30,450
Potash Corp. of Saskatchewan, Inc.,
Sr. Unsec’d. Notes
3.250%	12/01/17		225	234,377
Precision Drilling Corp.,
Gtd. Notes
5.250%	11/15/24		2	1,740
6.500%	12/15/21		88	85,360
Quebecor Media, Inc.,
Sr. Unsec’d. Notes
5.750%	01/15/23	(a)	400	399,000
Rogers Communications, Inc.,
Gtd. Notes
4.100%	10/01/23	(a)	160	164,484
5.450%	10/01/43		95	99,667
8.750%	05/01/32		240	327,655
Royal Bank of Canada,
Covered Bonds
2.000%	10/01/18		477	483,747
Suncor Energy, Inc.,
Sr. Unsec’d. Notes
3.600%	12/01/24		62	61,698
5.950%	12/01/34		150	170,517
6.100%	06/01/18	(a)	1,215	1,354,927
6.500%	06/15/38	(a)	75	91,381
Talisman Energy, Inc.,
Sr. Unsec’d. Notes
5.850%	02/01/37		355	338,148
6.250%	02/01/38		155	152,173

SEE NOTES TO FINANCIAL STATEMENTS.

A230

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Canada (continued)
Taseko Mines Ltd.,
Gtd. Notes
7.750%	04/15/19		30	$22,875
Teck Resources Ltd.,
Gtd. Notes
3.750%	02/01/23		280	240,855
4.750%	01/15/22		150	139,372
Toronto-Dominion Bank (The),
Sr. Unsec’d. Notes, MTN
1.400%	04/30/18	(a)	209	208,563
2.250%	11/05/19		200	200,807
TransCanada PipeLines Ltd.,
Sr. Unsec’d. Notes
0.750%	01/15/16		150	149,922
3.750%	10/16/23		535	541,983
7.125%	01/15/19		100	116,148
7.250%	08/15/38		125	158,757
Transcanada Trust,
Gtd. Notes
5.625%(c)	05/20/75		210	211,837
Trinidad Drilling Ltd.,
Gtd. Notes, 144A
7.875%	01/15/19		65	65,000
Videotron Ltd.,
Gtd. Notes
5.000%	07/15/22		13	12,968
Gtd. Notes, 144A
5.375%	06/15/24		71	71,000

				12,195,182

Chile
Corp. Nacional del Cobre de Chile,
Sr. Unsec’d. Notes, 144A
4.875%	11/04/44		250	238,787

China — 0.1%
China Overseas Finance Cayman VI Ltd.,
Gtd. Notes
5.950%	05/08/24		200	218,300
CNOOC Finance 2013 Ltd.,
Gtd. Notes
1.125%	05/09/16		200	199,833
3.000%	05/09/23		254	240,631
Country Garden Holdings Co. Ltd.,
Gtd. Notes, RegS
7.250%	04/04/21		200	202,260
Sinopec Group Overseas Development 2013 Ltd.,
Gtd. Notes, 144A
4.375%	10/17/23		249	260,946
State Grid Overseas Investment 2013 Ltd.,
Gtd. Notes, 144A
1.750%	05/22/18		200	198,520

				1,320,490

Croatia
Hrvatska Elektroprivreda,
Sr. Unsec’d. Notes, 144A
6.000%	11/09/17		200	208,750

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Finland
Nokia OYJ,
Sr. Unsec’d. Notes
5.375%	05/15/19			57	$60,280

France — 0.2%
Alcatel-Lucent USA, Inc.,
Gtd. Notes, 144A
6.750%	11/15/20			200	211,500
Sr. Unsec’d. Notes
6.450%	03/15/29			71	73,307
Banque Federative du Credit Mutuel SA,
Sr. Unsec’d. Notes, 144A
2.750%	01/22/19			655	667,178
BNP Paribas SA,
Sr. Unsec’d. Notes
0.250%	09/27/16		EUR	700	841,345
BPCE SA,
Gtd. Notes
4.000%	04/15/24	(a)		500	504,770
Sub. Notes, 144A
5.700%	10/22/23			200	210,823
Credit Agricole SA,
Sr. Unsec’d. Notes, 144A
2.750%	06/10/20			490	489,681
Sub. Notes, 144A
8.125%(c)	09/19/33	(a)		415	456,500
Electricite de France SA,
Sr. Unsec’d. Notes, 144A
4.875%	01/22/44			295	307,729
Numericable-SFR SAS,
Sr. Sec’d. Notes, 144A
6.000%	05/15/22	(a)		400	394,250
6.250%	05/15/24	(a)		400	393,500
Orange SA,
Sr. Unsec’d. Notes
5.500%	02/06/44			160	169,406
9.000%	03/01/31			120	169,327
Total Capital Canada Ltd.,
Gtd. Notes
0.669%(c)	01/15/16			36	36,065
2.750%	07/15/23			270	260,688
Total Capital International SA,
Gtd. Notes
2.700%	01/25/23			100	97,117
2.875%	02/17/22			100	99,900
3.700%	01/15/24			120	123,618
Total Capital SA,
Gtd. Notes
4.125%	01/28/21			150	161,924

					5,668,628

Georgia
Georgian Railway JSC,
Sr. Unsec’d. Notes, RegS
7.750%	07/11/22			200	216,900

Germany — 0.1%
Bayer US Finance LLC,
Gtd. Notes, 144A
2.375%	10/08/19			310	311,100

SEE NOTES TO FINANCIAL STATEMENTS.

A231

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Germany (continued)
Daimler Finance North America LLC,
Gtd. Notes
8.500%	01/18/31			170	$249,839
Gtd. Notes, 144A
2.250%	07/31/19			150	149,468
2.250%	09/03/19			620	615,684
2.950%	01/11/17			150	153,683
Deutsche Telekom International Finance BV,
Gtd. Notes, 144A
2.250%	03/06/17			250	252,888
Fresenius Medical Care AG & Co. KGaA,
Gtd. Notes
1.125%	01/31/20		EUR	600	813,563
Fresenius Medical Care US Finance II, Inc.,
Gtd. Notes, 144A
4.125%	10/15/20			35	35,437
4.750%	10/15/24			25	24,750
5.875%	01/31/22			75	79,500
Fresenius Medical Care US Finance, Inc.,
Gtd. Notes, 144A
5.750%	02/15/21			42	44,730
Siemens Financieringsmaatschappij NV,
Gtd. Notes, 144A
2.900%	05/27/22			470	463,867
5.750%	10/17/16			180	190,908
6.125%	08/17/26			160	194,410
ZF North America Capital, Inc.,
Gtd. Notes, 144A
4.500%	04/29/22			200	195,910
4.750%	04/29/25	(a)		150	145,220

					3,920,957

Hong Kong
Hutchison Whampoa International 12 II Ltd.,
Gtd. Notes, 144A
3.250%	11/08/22			200	198,980
Shimao Property Holdings Ltd.,
Gtd. Notes
8.375%	02/10/22			200	208,000

					406,980

Hungary
Magyar Export-Import Bank Zrt,
Gov’t. Gtd. Notes, RegS
5.500%	02/12/18			200	211,880
MFB Magyar Fejlesztesi Bank Zrt,
Gov’t. Gtd. Notes, RegS
6.250%	10/21/20			200	223,006

					434,886

India
Export-Import Bank of India,
Sr. Unsec’d. Notes, MTN
4.000%	01/14/23			200	198,535

Indonesia — 0.1%
Pertamina Persero PT,
Sr. Unsec’d. Notes, RegS
4.875%	05/03/22			400	403,500
6.000%	05/03/42			200	185,540

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Indonesia (continued)
6.450%	05/30/44	350	$344,750
Perusahaan Listrik Negara PT,
Sr. Unsec’d. Notes, RegS
5.250%	10/24/42	500	435,000

			1,368,790

Ireland
Ardagh Packaging Finance PLC,
Gtd. Notes, 144A
9.125%	10/15/20	700	738,500
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Unsec’d. Notes, 144A
7.000%	11/15/20	35	36,000
XLIT Ltd.,
Gtd. Notes
6.375%	11/15/24	135	159,106

			933,606

Israel
Teva Pharmaceutical Finance Co. BV,
Gtd. Notes
2.950%	12/18/22	116	112,058
3.650%	11/10/21	77	78,478
Teva Pharmaceutical Finance IV LLC,
Gtd. Notes
2.250%	03/18/20	165	162,085

			352,621

Italy
Enel SpA,
Sub. Notes, 144A
8.750%(c)	09/24/73	385	441,787
Intesa Sanpaolo SpA,
Gtd. Notes
5.250%	01/12/24	660	701,341

			1,143,128

Japan — 0.1%
American Honda Finance Corp.,
Sr. Unsec’d. Notes, 144A
1.600%	02/16/18	200	200,581
Sr. Unsec’d. Notes, MTN
2.250%	08/15/19	117	117,794
Bank of Tokyo-Mitsubishi UFJ Ltd. (The),
Sr. Unsec’d. Notes, 144A
2.700%	09/09/18	400	409,442
4.100%	09/09/23	200	210,373
Nissan Motor Acceptance Corp.,
Sr. Unsec’d. Notes, 144A
1.800%	03/15/18	267	267,376
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
1.375%	01/10/18	86	86,051
4.250%	01/11/21	325	354,458

			1,646,075

Kazakhstan
Kazakhstan Temir Zholy Finance BV,
Gtd. Notes, RegS
6.950%	07/10/42	200	191,604

SEE NOTES TO FINANCIAL STATEMENTS.

A232

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Kazakhstan (continued)
KazMunayGas National Co. JSC,
Sr. Unsec’d. Notes, RegS
4.400%	04/30/23		200	$182,132
5.750%	04/30/43		200	166,883
6.375%	04/09/21		200	209,420
7.000%	05/05/20		100	107,400
9.125%	07/02/18		100	113,000
Unsec’d. Notes, RegS
6.000%	11/07/44		200	171,500

				1,141,939

Luxembourg — 0.1%
Altice Financing SA,
Sr. Sec’d. Notes, 144A
6.625%	02/15/23	(a)	200	198,560
Altice SA,
Gtd. Notes, 144A
7.625%	02/15/25		200	188,000
7.750%	05/15/22	(a)	200	193,500
ArcelorMittal,
Sr. Unsec’d. Notes
5.125%	06/01/20		55	55,756
5.250%	02/25/17		410	425,887
6.125%	06/01/25		55	54,828
7.000%	02/25/22		285	307,087
Bumble Bee Holdings, Inc.,
Sr. Sec’d. Notes, 144A
9.000%	12/15/17		116	121,655
INEOS Group Holdings SA,
Sec’d. Notes, 144A
5.875%	02/15/19		250	251,250
Intelsat Jackson Holdings SA,
Gtd. Notes
5.500%	08/01/23		45	39,847
6.625%	12/15/22	(a)	214	194,740
7.250%	04/01/19		45	45,675
7.250%	10/15/20		1,405	1,389,194
7.500%	04/01/21		27	26,696
Intelsat Luxembourg SA,
Gtd. Notes
7.750%	06/01/21	(a)	239	199,565

				3,692,240

Mexico — 0.2%
America Movil SAB de CV,
Gtd. Notes
5.000%	03/30/20		200	221,390
6.125%	03/30/40		100	115,793
Sr. Unsec’d. Notes
1.288%(c)	09/12/16		350	350,753
3.125%	07/16/22		715	705,448
Cemex Finance LLC,
Sr. Sec’d. Notes, 144A
9.375%	10/12/22		200	222,750
Cemex SAB de CV,
Sr. Sec’d. Notes, 144A
5.700%	01/11/25		285	271,805
Sr. Sec’d. Notes, RegS
6.125%	05/05/25		200	197,340

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Mexico (continued)
Comision Federal de Electricidad,
Sr. Unsec’d. Notes, RegS
5.750%	02/14/42		300	$292,974
Petroleos Mexicanos,
Gtd. Notes
2.307%(c)	07/18/18		30	30,582
3.500%	07/18/18	(a)	10	10,307
4.875%	01/24/22		1,380	1,435,021
4.875%	01/18/24		280	287,000
5.500%	01/21/21		100	108,450
6.500%	06/02/41		970	1,008,800
6.625%	06/15/35		460	491,050
Gtd. Notes, 144A
5.625%	01/23/46		110	102,707
Gtd. Notes, RegS
5.625%	01/23/46		160	149,392

				6,001,562

Morocco
OCP SA,
Sr. Unsec’d. Notes, RegS
6.875%	04/25/44		200	208,540

Netherlands — 0.1%
ABN AMRO Bank NV,
Sr. Unsec’d. Notes, 144A
2.500%	10/30/18		510	518,067
Basell Finance Co. BV,
Gtd. Notes, 144A
8.100%	03/15/27		88	116,250
Bluewater Holding BV,
Gtd. Notes, 144A
10.000%	12/10/19		100	92,500
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
Gtd. Notes
3.875%	02/08/22		375	390,115
Heineken NV,
Sr. Unsec’d. Notes, 144A
1.400%	10/01/17		30	30,003
3.400%	04/01/22		300	303,391
ING Bank NV,
Sr. Unsec’d. Notes, 144A
1.375%	03/07/16		250	250,947
2.000%	09/25/15		200	200,529
Koninklijke Philips NV,
Sr. Unsec’d. Notes
3.750%	03/15/22		180	182,427
NXP BV/NXP Funding LLC,
Gtd. Notes, 144A
4.625%	06/15/22		200	197,250
5.750%	02/15/21		300	312,000
Sensata Technologies BV,
Gtd. Notes, 144A
4.875%	10/15/23		19	18,763
5.000%	10/01/25		42	40,897
5.625%	11/01/24		22	22,770
Shell International Finance BV,
Gtd. Notes
2.375%	08/21/22		150	144,995
3.400%	08/12/23		175	179,598

SEE NOTES TO FINANCIAL STATEMENTS.

A233

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Netherlands (continued)
4.300%	09/22/19	150	$163,480
4.550%	08/12/43	345	352,533

			3,516,515

New Zealand — 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
Gtd. Notes
9.000%	04/15/19	750	775,313
9.875%	08/15/19	169	177,450
Sr. Sec’d. Notes
5.750%	10/15/20	300	307,500
7.125%	04/15/19	100	102,875

			1,363,138

Norway
Statoil ASA,
Gtd. Notes
1.150%	05/15/18	168	166,612
2.450%	01/17/23	155	149,378
2.900%	11/08/20	46	47,130
6.700%	01/15/18	20	22,469
7.250%	09/23/27	160	212,942

			598,531

Peru
Cia Minera Milpo SAA,
Sr. Unsec’d. Notes, 144A
4.625%	03/28/23	200	204,000

Philippines
Power Sector Assets & Liabilities Management Corp.,
Gov’t. Gtd. Notes, RegS
7.390%	12/02/24	200	261,760

Portugal
EDP Finance BV,
Sr. Unsec’d. Notes, 144A
5.250%	01/14/21	250	261,817

Russia
Russian Railways via RZD Capital PLC,
Sr. Unsec’d. Notes, MTN
5.739%	04/03/17	200	202,650

Singapore
CapitaLand Ltd.,
Sr. Unsec’d. Notes, RegS
1.850%	06/19/20	SGD 1,250	882,383

South Africa
Eskom Holdings SOC Ltd.,
Sr. Unsec’d. Notes, 144A
7.125%	02/11/25	200	202,356
Sr. Unsec’d. Notes, RegS
5.750%	01/26/21	200	196,000

			398,356

South Korea
Magnachip Semiconductor Corp.,
Sr. Unsec’d. Notes
6.625%	07/15/21	125	98,750

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
South Korea (continued)
Samsung Electronics America, Inc.,
Gtd. Notes, 144A
1.750%	04/10/17		510	$513,275

				612,025

Spain
Telefonica Emisiones SAU,
Gtd. Notes
3.192%	04/27/18		151	155,113
4.570%	04/27/23		150	157,511
5.134%	04/27/20		102	111,576
6.421%	06/20/16		100	104,560

				528,760

Sri Lanka
Bank of Ceylon,
Sr. Unsec’d. Notes, 144A
6.875%	05/03/17		200	205,500

Sweden — 0.1%
Nordea Bank AB,
Sr. Unsec’d. Notes, 144A
1.625%	05/15/18		300	299,282
Skandinaviska Enskilda Banken AB,
Sr. Unsec’d. Notes, 144A
1.750%	03/19/18		1,325	1,324,890
Stadshypotek AB,
Covered Bonds, 144A
1.875%	10/02/19		309	309,089
Swedbank AB,
Sr. Unsec’d. Notes, 144A
1.750%	03/12/18		530	530,744

				2,464,005

Switzerland — 0.1%
Credit Suisse,
Sr. Unsec’d. Notes
3.000%	10/29/21	(a)	350	347,271
5.300%	08/13/19		100	111,368
Sr. Unsec’d. Notes, MTN
3.625%	09/09/24	(a)	250	248,515
Credit Suisse AG,
Sub. Notes, 144A
6.500%	08/08/23		205	224,190
Credit Suisse Group AG,
Jr. Sub. Notes, 144A
7.500%(c)	12/29/49		300	312,360
Glencore Finance Canada Ltd.,
Gtd. Notes, 144A
4.250%	10/25/22		31	30,461
5.550%	10/25/42		350	330,131
Swiss Re Capital I LP,
Gtd. Notes, 144A
6.854%(c)	05/29/49		188	193,264
UBS AG,
Sr. Unsec’d. Notes
5.750%	04/25/18		150	166,181
5.875%	12/20/17		200	220,024
Sr. Unsec’d. Notes, MTN
1.800%	03/26/18	(a)	550	549,182

SEE NOTES TO FINANCIAL STATEMENTS.

A234

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Switzerland (continued)
2.375%	08/14/19		900	$899,929

				3,632,876

Taiwan
Epistar Corp.,
Sr. Unsec’d. Notes
4.110%(s)	08/07/18		300	295,500

Tunisia
Banque Centrale de Tunisie SA,
Sr. Unsec’d. Notes, RegS
5.750%	01/30/25		200	195,250

United Arab Emirates — 0.1%
DP World Ltd.,
Sr. Unsec’d. Notes
1.750%	06/19/24		1,200	1,302,000
Shelf Drilling Holdings Ltd.,
Sec’d. Notes, 144A
8.625%	11/01/18	(a)	35	31,150

				1,333,150

United Kingdom — 0.5%
Abbey National Treasury Services PLC,
Gtd. Notes
2.350%	09/10/19		935	934,856
Barclays Bank PLC,
Sr. Unsec’d. Notes
2.500%	02/20/19		395	397,635
5.000%	09/22/16		200	209,319
Sub. Notes
7.625%	11/21/22		200	227,760
7.750%(c)	04/10/23		435	471,431
Sub. Notes, 144A
6.050%	12/04/17		740	805,149
BAT International Finance PLC,
Gtd. Notes, 144A
3.250%	06/07/22		281	278,733
3.950%	06/15/25		450	453,996
BP Capital Markets PLC,
Gtd. Notes
1.375%	11/06/17	(a)	106	105,927
2.750%	05/10/23		220	210,419
3.245%	05/06/22	(a)	1,150	1,152,927
3.814%	02/10/24		350	356,356
Gtd. Notes, MTN
2.241%	09/26/18		200	202,898
British Telecommunications PLC,
Sr. Unsec’d. Notes
1.625%	06/28/16		200	201,016
9.625%	12/15/30		50	74,209
GlaxoSmithKline Capital PLC,
Gtd. Notes
2.850%	05/08/22		1,180	1,169,664
HSBC Bank PLC,
Sr. Unsec’d. Notes, 144A
1.500%	05/15/18		330	327,745
4.125%	08/12/20		1,120	1,202,359
4.750%	01/19/21		300	330,669

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United Kingdom (continued)
HSBC Holdings PLC,
Jr. Sub. Notes
6.375%(c)	12/29/49	(a)	500	$502,500
Sr. Unsec’d. Notes
4.000%	03/30/22		250	261,743
4.875%	01/14/22		220	242,603
Lloyds Bank PLC,
Gtd. Notes
3.500%	05/14/25		310	304,369
Lloyds Banking Group PLC,
Jr. Sub. Notes
7.500%(c)	04/30/49		330	339,900
Sub. Notes
4.500%	11/04/24	(a)	400	400,235
Nationwide Building Society,
Sr. Unsec’d. Notes, 144A
2.350%	01/21/20	(a)	930	926,744
Rio Tinto Finance USA PLC,
Gtd. Notes
2.875%	08/21/22	(a)	445	430,825
3.500%	03/22/22		200	201,712
Royal Bank of Scotland Group PLC,
Sub. Notes
6.100%	06/10/23		75	79,743
6.125%	12/15/22		420	452,248
Royal Bank of Scotland PLC (The),
Gtd. Notes
6.125%	01/11/21		97	111,308
SABMiller Holdings, Inc.,
Gtd. Notes, 144A
3.750%	01/15/22	(a)	200	206,651
Sky PLC,
Gtd. Notes, 144A
3.750%	09/16/24		550	536,940
Standard Chartered PLC,
Sub. Notes, 144A
5.200%	01/26/24	(a)	300	314,124
Virgin Media Secured Finance PLC,
Sr. Sec’d. Notes, 144A
5.375%	04/15/21		180	185,400
Vodafone Group PLC,
Sr. Unsec’d. Notes
1.500%	02/19/18	(a)	100	98,312
2.500%	09/26/22		150	137,588
4.375%	02/19/43		180	154,972
6.150%	02/27/37		175	186,893

				15,187,878

United States — 9.1%
21st Century Fox America, Inc.,
Gtd. Notes
4.750%	09/15/44	(a)	65	63,555
5.400%	10/01/43		115	122,755
6.150%	02/15/41		345	400,633
6.900%	03/01/19		100	116,113
9.500%	07/15/24		200	276,902
AbbVie, Inc.,
Sr. Unsec’d. Notes
1.750%	11/06/17		1,254	1,257,287

SEE NOTES TO FINANCIAL STATEMENTS.

A235

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
3.600%	05/14/25	(a)	670	$662,225
Academy Ltd./Academy Finance Corp.,
Gtd. Notes, 144A
9.250%	08/01/19		150	157,605
Acadia Healthcare Co., Inc.,
Gtd. Notes
5.125%	07/01/22		15	14,887
6.125%	03/15/21		23	23,690
Gtd. Notes, 144A
5.625%	02/15/23	(a)	25	25,313
ACCO Brands Corp.,
Gtd. Notes
6.750%	04/30/20		100	105,000
ACE Cash Express, Inc.,
Sr. Sec’d. Notes, 144A
11.000%	02/01/19		152	84,360
ACE INA Holdings, Inc.,
Gtd. Notes
2.700%	03/13/23		170	165,247
Actavis Funding SCS,
Gtd. Notes
3.000%	03/12/20	(a)	350	350,794
3.450%	03/15/22		245	242,679
3.800%	03/15/25		360	353,636
3.850%	06/15/24		165	163,011
4.850%	06/15/44	(a)	160	154,367
Actavis, Inc.,
Gtd. Notes
1.875%	10/01/17		460	460,550
3.250%	10/01/22		187	181,272
ADT Corp. (The),
Sr. Unsec’d. Notes
4.125%	06/15/23	(a)	355	331,925
6.250%	10/15/21	(a)	360	378,000
Advance Auto Parts, Inc.,
Gtd. Notes
4.500%	01/15/22		250	262,453
4.500%	12/01/23		135	139,359
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes
6.750%	03/01/19	(a)	39	35,393
7.000%	07/01/24		109	92,105
7.500%	08/15/22		10	8,825
7.750%	08/01/20		46	40,020
AECOM,
Gtd. Notes, 144A
5.750%	10/15/22	(a)	30	30,375
5.875%	10/15/24	(a)	208	210,860
Aerojet Rocketdyne Holdings, Inc.,
Sec’d. Notes
7.125%	03/15/21		33	35,145
AES Corp.,
Sr. Unsec’d. Notes
5.500%	03/15/24	(a)	100	96,250
5.500%	04/15/25		50	47,500
Aetna, Inc.,
Sr. Unsec’d. Notes
3.500%	11/15/24	(a)	500	490,137

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
AGL Capital Corp.,
Gtd. Notes
3.500%	09/15/21		180	$187,679
4.400%	06/01/43		83	82,521
5.250%	08/15/19		150	165,821
5.875%	03/15/41		100	118,171
Ahern Rentals, Inc.,
Sec’d. Notes, 144A
7.375%	05/15/23		60	59,250
AIG SunAmerica Global Financing X,
Sr. Sec’d. Notes, 144A
6.900%	03/15/32		150	192,266
Aircastle Ltd.,
Sr. Unsec’d. Notes
5.125%	03/15/21		6	6,060
7.625%	04/15/20	(a)	450	509,040
Akamai Technologies, Inc.,
Sr. Unsec’d. Notes
0.400%(s)	02/15/19	(a)	1,121	1,170,044
Alabama Power Co.,
Sr. Unsec’d. Notes
3.550%	12/01/23		92	94,139
3.850%	12/01/42		70	63,660
6.000%	03/01/39		95	115,396
Albertsons Holdings LLC/Saturn Acquisition Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
7.750%	10/15/22		154	163,625
Alcoa, Inc.,
Sr. Unsec’d. Notes
5.125%	10/01/24	(a)	55	55,687
5.870%	02/23/22		125	134,375
6.750%	01/15/28		135	150,187
Alere, Inc.,
Gtd. Notes, 144A
6.375%	07/01/23		12	12,210
Aleris International, Inc.,
Gtd. Notes
7.625%	02/15/18		12	12,300
7.875%	11/01/20		40	41,500
Alexandria Real Estate Equities, Inc.,
Gtd. Notes, REIT
2.750%	01/15/20		350	346,441
Allegheny Technologies, Inc.,
Sr. Unsec’d. Notes
6.375%	08/15/23		367	373,881
Alliance Data Systems Corp.,
Gtd. Notes, 144A
5.375%	08/01/22		48	47,280
Allstate Corp. (The),
Sr. Unsec’d. Notes
3.150%	06/15/23		142	142,182
Ally Financial, Inc.,
Gtd. Notes
3.500%	01/27/19	(a)	440	436,700
8.000%	11/01/31		110	131,725
Sr. Unsec’d. Notes
3.250%	02/13/18	(a)	42	41,737
3.600%	05/21/18		56	56,070
4.125%	03/30/20	(a)	250	249,530

SEE NOTES TO FINANCIAL STATEMENTS.

A236

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
4.625%	05/19/22		22	$21,725
Altria Group, Inc.,
Gtd. Notes
2.850%	08/09/22	(a)	1,056	1,015,039
4.000%	01/31/24		150	152,322
4.250%	08/09/42		70	62,125
Amazon.com, Inc.,
Sr. Unsec’d. Notes
4.950%	12/05/44		100	97,449
AMC Entertainment, Inc.,
Gtd. Notes
5.875%	02/15/22		111	112,665
Gtd. Notes, 144A
5.750%	06/15/25		125	122,500
American Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	01/15/27		185	187,062
American Airlines 2013-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.950%	07/15/24		464	493,351
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.250%	03/15/21	(a)	1,000	1,050,000
American Express Centurion Bank,
Sr. Unsec’d. Notes
6.000%	09/13/17		250	273,307
American Express Co.,
Sr. Unsec’d. Notes
1.550%	05/22/18		705	699,664
2.650%	12/02/22		603	580,061
American International Group, Inc.,
Sr. Unsec’d. Notes
3.375%	08/15/20		780	807,353
4.125%	02/15/24		165	171,216
4.500%	07/16/44		380	361,473
6.400%	12/15/20		555	659,809
American Tower Corp.,
Sr. Unsec’d. Notes, REIT
3.450%	09/15/21		475	472,710
3.500%	01/31/23		240	230,535
4.000%	06/01/25		135	131,949
4.500%	01/15/18		305	322,747
American Tower Trust I,
Pass-Through Certificates, REIT, 144A
1.551%	03/15/43		225	223,869
American Water Capital Corp.,
Sr. Unsec’d. Notes
3.850%	03/01/24		250	261,486
4.300%	12/01/42		47	46,303
AmeriGas Finance LLC/AmeriGas Finance Corp.,
Gtd. Notes
7.000%	05/20/22		75	79,500
Ameriprise Financial, Inc.,
Sr. Unsec’d. Notes
4.000%	10/15/23		280	292,399
Amgen, Inc.,
Sr. Unsec’d. Notes
3.125%	05/01/25		635	600,800
3.625%	05/15/22	(a)	250	254,712

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
3.625%	05/22/24		260	$257,916
6.375%	06/01/37		200	236,240
6.400%	02/01/39		137	163,946
Amkor Technology, Inc.,
Sr. Unsec’d. Notes
6.375%	10/01/22	(a)	250	253,125
6.625%	06/01/21		123	124,845
Amsted Industries, Inc.,
Gtd. Notes, 144A
5.375%	09/15/24		8	7,940
Amsurg Corp.,
Gtd. Notes
5.625%	11/30/20		55	55,963
5.625%	07/15/22		50	50,437
Anadarko Holding Co.,
Sr. Unsec’d. Notes
7.150%	05/15/28		350	427,020
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
3.450%	07/15/24	(a)	315	310,394
4.500%	07/15/44		255	234,358
6.375%	09/15/17		685	751,722
8.700%	03/15/19		100	120,910
Antero Resources Corp.,
Gtd. Notes
5.125%	12/01/22		146	137,970
5.375%	11/01/21		115	110,400
6.000%	12/01/20		2	2,010
Anthem, Inc.,
Sr. Unsec’d. Notes
2.300%	07/15/18		205	206,220
3.300%	01/15/23		140	134,553
4.625%	05/15/42		185	169,101
5.100%	01/15/44		310	303,005
Aon Corp.,
Gtd. Notes
3.500%	09/30/15		100	100,592
Apache Corp.,
Sr. Unsec’d. Notes
3.250%	04/15/22		100	98,343
4.750%	04/15/43		170	157,322
5.100%	09/01/40		145	140,138
Appalachian Power Co.,
Sr. Unsec’d. Notes
6.700%	08/15/37		125	155,684
Apple, Inc.,
Sr. Unsec’d. Notes
0.529%(c)	05/03/18		214	214,299
2.400%	05/03/23		364	348,210
2.700%	05/13/22		470	465,198
3.850%	05/04/43		740	673,533
Argos Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
7.125%	03/15/23		347	363,483
Arizona Public Service Co.,
Sr. Unsec’d. Notes
4.500%	04/01/42		75	75,302

SEE NOTES TO FINANCIAL STATEMENTS.

A237

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Arrow Electronics, Inc.,
Sr. Unsec’d. Notes
3.000%	03/01/18		26	$26,411
6.000%	04/01/20		150	168,612
7.500%	01/15/27		100	118,018
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC,
Sr. Unsec’d. Notes, 144A
7.875%	12/15/20		45	47,475
Ashland, Inc.,
Gtd. Notes
4.750%	08/15/22		450	441,563
Sr. Unsec’d. Notes
3.875%	04/15/18	(a)	35	35,963
Associates Corp. of North America,
Gtd. Notes
6.950%	11/01/18		97	111,597
AT&T, Inc.,
Sr. Unsec’d. Notes
2.625%	12/01/22		622	584,376
3.000%	02/15/22		530	517,337
3.400%	05/15/25	(a)	185	176,436
3.875%	08/15/21		895	923,154
4.300%	12/15/42		1,380	1,182,725
4.350%	06/15/45		250	213,429
4.450%	05/15/21		355	378,890
4.800%	06/15/44		250	232,875
5.500%	02/01/18		110	120,214
6.300%	01/15/38		75	83,280
Atmos Energy Corp,
Sr. Unsec’d. Notes
8.500%	03/15/19		300	364,411
Audatex North America, Inc.,
Gtd. Notes, 144A
6.000%	06/15/21		349	358,597
6.125%	11/01/23	(a)	20	20,550
AvalonBay Communities, Inc.,
Sr. Unsec’d. Notes, REIT
3.625%	10/01/20		355	369,864
Avaya, Inc.,
Sec’d. Notes, 144A
10.500%	03/01/21	(a)	84	69,300
Sr. Sec’d. Notes, 144A
7.000%	04/01/19		300	293,250
AVINTIV Specialty Materials, Inc.,
Sr. Sec’d. Notes
7.750%	02/01/19		94	96,820
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes
5.500%	04/01/23		175	172,813
Gtd. Notes, 144A
5.125%	06/01/22		87	84,825
5.250%	03/15/25		20	18,775
Axiall Corp.,
Gtd. Notes
4.875%	05/15/23		30	28,950
Ball Corp.,
Gtd. Notes
5.000%	03/15/22		50	50,125
5.250%	07/01/25	(a)	40	39,550

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
2.800%	08/15/22		315	$307,993
3.350%	07/01/23		230	231,388
3.500%	11/15/21		110	114,129
Bank of America Corp.,
Jr. Sub. Notes
5.125%(c)	12/29/49	(a)	470	460,483
6.100%(c)	12/29/49		400	395,000
8.000%(c)	07/29/49	(a)	350	369,250
Sr. Unsec’d. Notes
2.600%	01/15/19		810	818,821
5.625%	10/14/16	(a)	300	316,215
5.625%	07/01/20		150	169,059
5.750%	12/01/17	(a)	200	217,876
6.000%	09/01/17		130	141,461
7.625%	06/01/19		675	801,007
Sr. Unsec’d. Notes, MTN
2.000%	01/11/18		350	351,147
3.300%	01/11/23		304	299,390
3.625%	03/17/16		400	407,400
5.000%	05/13/21		350	384,218
5.000%	01/21/44		155	160,934
5.650%	05/01/18		250	274,627
Sub. Notes
5.420%	03/15/17		400	423,841
Sub. Notes, MTN
3.950%	04/21/25		775	746,472
4.250%	10/22/26		715	700,416
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes
4.950%(c)	12/29/49		550	545,875
Sr. Unsec’d. Notes
3.550%	09/23/21		150	156,714
5.450%	05/15/19		100	111,997
Sr. Unsec’d. Notes, MTN
2.100%	01/15/19		247	247,723
Basic Energy Services, Inc.,
Gtd. Notes
7.750%	10/15/22		40	31,600
Baxalta, Inc.,
Sr. Unsec’d. Notes, 144A
4.000%	06/23/25		720	714,645
Baxter International, Inc.,
Sr. Unsec’d. Notes
1.850%	06/15/18		91	90,700
BB&T Corp.,
Sr. Unsec’d. Notes, MTN
1.600%	08/15/17		200	200,677
2.050%	06/19/18		83	83,910
3.200%	03/15/16		200	202,989
Beam Suntory, Inc.,
Sr. Unsec’d. Notes
3.250%	05/15/22		100	98,356
Becton Dickinson and Co.,
Sr. Unsec’d. Notes
2.675%	12/15/19		505	505,382

SEE NOTES TO FINANCIAL STATEMENTS.

A238

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Belden, Inc.,
Gtd. Notes, 144A
5.250%	07/15/24		22	$21,340
5.500%	09/01/22	(a)	275	272,937
BellSouth Corp.,
Sr. Unsec’d. Notes
6.550%	06/15/34		300	324,798
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
1.100%	05/15/17		400	398,208
3.750%	11/15/23		390	399,144
4.500%	02/01/45	(a)	325	319,841
5.150%	11/15/43		55	58,700
6.125%	04/01/36		130	153,148
Berkshire Hathaway Finance Corp.,
Gtd. Notes
4.300%	05/15/43		195	188,730
5.750%	01/15/40		180	210,147
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
3.400%	01/31/22		178	185,504
3.750%	08/15/21		350	376,073
4.500%	02/11/43	(a)	345	345,888
Berry Plastics Corp.,
Sec’d. Notes
5.125%	07/15/23		40	39,000
5.500%	05/15/22		55	55,206
BioMed Realty LP,
Gtd. Notes, REIT
2.625%	05/01/19		806	802,591
Blackboard, Inc.,
Sr. Unsec’d. Notes, 144A
7.750%	11/15/19		250	235,000
Blue Coat Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
8.375%	06/01/23	(a)	27	27,473
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Gtd. Notes, 144A
6.125%	11/15/22		70	72,100
BlueLine Rental Finance Corp.,
Sec’d. Notes, 144A
7.000%	02/01/19	(a)	88	90,420
Boeing Co. (The),
Sr. Unsec’d. Notes
7.950%	08/15/24		175	238,369
Boston Properties LP,
Sr. Unsec’d. Notes, REIT
3.125%	09/01/23		220	213,859
3.800%	02/01/24		50	50,601
3.850%	02/01/23		305	312,311
4.125%	05/15/21		150	159,359
Boyd Gaming Corp.,
Gtd. Notes
6.875%	05/15/23	(a)	22	22,550
Brandywine Operating Partnership LP,
Gtd. Notes, REIT
5.700%	05/01/17		200	213,170

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
BreitBurn Energy Partners LP/BreitBurn Finance Corp.,
Gtd. Notes
7.875%	04/15/22		240	$199,200
Briggs & Stratton Corp.,
Gtd. Notes
6.875%	12/15/20		55	59,675
Buckeye Partners LP,
Sr. Unsec’d. Notes
2.650%	11/15/18		115	114,580
Building Materials Corp. of America,
Sr. Unsec’d. Notes, 144A
5.375%	11/15/24		70	68,729
Bunge Ltd. Finance Corp.,
Gtd. Notes
4.100%	03/15/16		100	101,954
8.500%	06/15/19		100	120,887
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.450%	09/15/21		510	526,857
4.100%	06/01/21		360	386,487
4.150%	04/01/45	(a)	180	166,015
4.450%	03/15/43		315	305,541
5.750%	05/01/40		175	200,802
7.950%	08/15/30		100	139,946
Cablevision Systems Corp.,
Sr. Unsec’d. Notes
8.000%	04/15/20		228	247,380
California Resources Corp.,
Gtd. Notes
5.000%	01/15/20	(a)	47	41,360
5.500%	09/15/21	(a)	55	47,861
6.000%	11/15/24	(a)	476	409,360
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.875%	01/15/24	(a)	83	87,773
Sr. Unsec’d. Notes
5.500%	02/01/24		75	72,563
Camden Property Trust,
Sr. Unsec’d. Notes, REIT
5.700%	05/15/17		423	453,779
Capital One Bank USA NA,
Sub. Notes
3.375%	02/15/23	(a)	1,055	1,024,807
Capital One Financial Corp.,
Jr. Sub. Notes
5.550%(c)	12/29/49	(a)	350	346,937
Sr. Unsec’d. Notes
1.000%	11/06/15		91	90,863
3.500%	06/15/23		40	39,368
4.750%	07/15/21		200	218,456
Capital One NA,
Sr. Unsec’d. Notes
2.400%	09/05/19	(a)	625	619,437
Capsugel SA,
Sr. Unsec’d. Notes, PIK, 144A
7.000%	05/15/19		152	154,677
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
7.350%	03/06/19		250	297,019

SEE NOTES TO FINANCIAL STATEMENTS.

A239

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Casella Waste Systems, Inc.,
Gtd. Notes
7.750%	02/15/19		120	$121,200
Catamaran Corp.,
Gtd. Notes
4.750%	03/15/21		25	27,687
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
1.250%	11/06/17		130	130,045
2.850%	06/01/22		225	224,380
7.150%	02/15/19		200	235,462
CBS Corp.,
Gtd. Notes
5.900%	10/15/40		100	104,389
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes
5.250%	03/15/21		52	51,870
6.625%	01/31/22		5	5,213
7.000%	01/15/19	(a)	17	17,659
7.375%	06/01/20		900	950,625
Gtd. Notes, 144A
5.125%	05/01/23	(a)	60	58,350
5.375%	05/01/25		47	45,766
5.875%	05/01/27	(a)	8	7,810
CDW LLC/CDW Finance Corp.,
Gtd. Notes
5.000%	09/01/23		17	16,703
5.500%	12/01/24		19	18,810
CEB, Inc.,
Gtd. Notes, 144A
5.625%	06/15/23		28	28,140
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.,
Gtd. Notes
5.250%	03/15/21		48	49,320
5.375%	06/01/24		35	35,392
Celgene Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/22		65	64,280
3.950%	10/15/20		100	106,251
Centene Corp.,
Sr. Unsec’d. Notes
4.750%	05/15/22		56	57,680
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
4.500%	01/15/21		100	107,468
5.850%	01/15/41		110	124,916
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
6.500%	05/01/18		100	112,565
Central Garden & Pet Co.,
Gtd. Notes
8.250%	03/01/18	(a)	390	399,360
CenturyLink, Inc.,
Sr. Unsec’d. Notes
6.750%	12/01/23		425	426,328
Sr. Unsec’d. Notes, 144A
5.625%	04/01/25		61	55,053

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Cenveo Corp.,
Sec’d. Notes, 144A
8.500%	09/15/22		75	$62,625
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	12/15/21	(a)	43	39,049
6.375%	09/15/20		20	19,865
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43		120	112,281
5.375%	03/15/44	(a)	75	74,576
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes
3.225%	09/01/22		100	100,784
4.450%	07/22/20		25	27,633
Chemours Co. (The),
Sr. Unsec’d. Notes, 144A
6.625%	05/15/23	(a)	169	163,719
7.000%	05/15/25	(a)	15	14,550
Chesapeake Energy Corp.,
Gtd. Notes
4.875%	04/15/22		145	125,787
6.625%	08/15/20		350	341,250
6.875%	11/15/20		102	99,450
Chevron Corp.,
Sr. Unsec’d. Notes
2.355%	12/05/22		160	153,117
3.191%	06/24/23		95	95,452
Chiquita Brands International, Inc./Chiquita Brands LLC,
Sr. Sec’d. Notes
7.875%	02/01/21		157	169,167
Choice Hotels International, Inc.,
Gtd. Notes
5.750%	07/01/22		41	44,434
CHS/Community Health Systems, Inc.,
Gtd. Notes
6.875%	02/01/22	(a)	109	114,995
7.125%	07/15/20		112	118,664
Sr. Sec’d. Notes
5.125%	08/15/18	(a)	48	49,200
Chubb Corp. (The),
Sr. Unsec’d. Notes
5.750%	05/15/18		50	55,825
Cigna Corp.,
Sr. Unsec’d. Notes
4.000%	02/15/22		430	443,118
Cimarex Energy Co.,
Gtd. Notes
4.375%	06/01/24		58	57,285
Cincinnati Bell, Inc.,
Gtd. Notes
8.375%	10/15/20		81	85,253
Cinemark USA, Inc.,
Gtd. Notes
4.875%	06/01/23		250	240,313
5.125%	12/15/22	(a)	160	158,600
7.375%	06/15/21		100	105,750

SEE NOTES TO FINANCIAL STATEMENTS.

A240

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
2.450%	06/15/20		75	$75,534
3.625%	03/04/24	(a)	630	650,025
4.450%	01/15/20		75	82,004
5.500%	01/15/40		210	239,351
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.000%	08/15/22	(a)	415	410,850
5.250%	03/15/18		175	180,906
Sr. Unsec’d. Notes, 144A
5.500%	02/15/19	(a)	295	307,537
Citgo Holding, Inc.,
Sr. Sec’d. Notes, 144A
10.750%	02/15/20		75	76,687
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
6.250%	08/15/22		83	81,547
Citigroup, Inc.,
Jr. Sub. Notes
5.875%(c)	12/29/49	(a)	900	901,980
5.950%(c)	12/29/49		505	487,426
Sr. Unsec’d. Notes
1.850%	11/24/17		1,000	1,002,440
3.750%	06/16/24		290	291,718
3.875%	10/25/23	(a)	820	836,826
4.450%	01/10/17	(a)	200	208,952
4.950%	11/07/43		260	269,549
8.125%	07/15/39		75	107,652
8.500%	05/22/19	(a)	340	414,697
Sub. Notes
4.300%	11/20/26	(a)	365	356,905
4.400%	06/10/25	(a)	370	368,621
5.500%	09/13/25		115	124,292
Claire’s Stores, Inc.,
Sec’d. Notes
8.875%	03/15/19	(a)	214	95,230
Sr. Sec’d. Notes, 144A
6.125%	03/15/20		56	44,520
9.000%	03/15/19	(a)	974	823,030
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes
6.500%	11/15/22	(a)	1,583	1,648,299
6.500%	11/15/22		112	114,800
7.625%	03/15/20		239	249,157
Clearwater Paper Corp.,
Gtd. Notes
4.500%	02/01/23		33	31,267
Gtd. Notes, 144A
5.375%	02/01/25		15	14,700
Cleveland Electric Illuminating Co. (The),
Sr. Sec’d. Notes
7.880%	11/01/17		200	228,119
CME Group, Inc.,
Sr. Unsec’d. Notes
3.000%	09/15/22		235	236,335
CMS Energy Corp,
Sr. Unsec’d. Notes
8.750%	06/15/19		80	98,594

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
CNA Financial Corp.,
Sr. Unsec’d. Notes
5.750%	08/15/21		100	$113,233
6.500%	08/15/16		100	105,772
7.350%	11/15/19		150	177,302
CNG Holdings, Inc.,
Sr. Sec’d. Notes, 144A
9.375%	05/15/20		111	80,475
CNO Financial Group, Inc.,
Sr. Unsec’d. Notes
4.500%	05/30/20		19	19,285
5.250%	05/30/25		51	51,826
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
1.150%	04/01/18		107	106,438
Coeur Mining, Inc.,
Gtd. Notes
7.875%	02/01/21	(a)	84	71,190
Colony Capital, Inc.,
Sr. Unsec’d. Notes, REIT
3.875%	01/15/21		546	549,413
Comcast Cable Communications Holdings, Inc.,
Gtd. Notes
9.455%	11/15/22		200	274,835
Comcast Corp.,
Gtd. Notes
4.600%	08/15/45		280	277,596
4.650%	07/15/42		55	55,139
4.750%	03/01/44	(a)	470	477,118
6.450%	03/15/37	(a)	300	370,739
CommScope Technologies Finance LLC,
Sr. Unsec’d. Notes, 144A
6.000%	06/15/25		188	187,295
CommScope, Inc.,
Gtd. Notes, 144A
5.000%	06/15/21		11	10,725
5.500%	06/15/24		101	98,223
Sr. Sec’d. Notes, 144A
4.375%	06/15/20		11	11,110
Communications Sales & Leasing, Inc.,
Gtd. Notes, REIT, 144A
8.250%	10/15/23		100	98,250
Comstock Resources, Inc.,
Gtd. Notes
7.750%	04/01/19		40	16,800
Sr. Sec’d. Notes, 144A
10.000%	03/15/20	(a)	49	44,202
ConAgra Foods, Inc.,
Sr. Unsec’d. Notes
1.300%	01/25/16		51	51,007
2.100%	03/15/18		27	26,737
4.650%	01/25/43		87	73,808
Concho Resources, Inc.,
Gtd. Notes
6.500%	01/15/22	(a)	105	109,463
ConocoPhillips,
Gtd. Notes
5.750%	02/01/19		125	141,304
6.000%	01/15/20	(a)	925	1,071,288

SEE NOTES TO FINANCIAL STATEMENTS.

A241

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
ConocoPhillips Holding Co.,
Sr. Unsec’d. Notes
6.950%	04/15/29		560	$716,284
CONSOL Energy, Inc.,
Gtd. Notes
5.875%	04/15/22		55	46,750
Consolidated Communications, Inc.,
Gtd. Notes, 144A
6.500%	10/01/22		50	48,187
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
4.625%	12/01/54		205	199,611
Constellation Brands, Inc.,
Gtd. Notes
3.750%	05/01/21		28	27,440
4.250%	05/01/23		366	360,510
4.750%	11/15/24		25	25,063
6.000%	05/01/22		35	38,158
Consumers Energy Co.,
First Mortgage
5.650%	04/15/20		150	172,397
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	04/29/26	(a)	29	30,048
Corrections Corp. of America,
Gtd. Notes, REIT
4.125%	04/01/20		400	398,000
Covanta Holding Corp.,
Sr. Unsec’d. Notes
5.875%	03/01/24		30	29,925
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
9.375%	01/15/19		145	177,021
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
Gtd. Notes
6.125%	03/01/22		61	62,220
Gtd. Notes, 144A
6.250%	04/01/23		45	46,800
Crimson Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	05/15/22		30	26,325
Crown Castle International Corp.,
Sr. Unsec’d. Notes, REIT
4.875%	04/15/22	(a)	23	23,230
5.250%	01/15/23		159	160,153
CSC Holdings LLC,
Sr. Unsec’d. Notes
6.750%	11/15/21		35	36,925
CSI Compressco LP/Compressco Finance, Inc.,
Gtd. Notes, 144A
7.250%	08/15/22		45	42,975
CSX Corp.,
Sr. Unsec’d. Notes
6.000%	10/01/36		80	95,065
7.900%	05/01/17		200	223,303
CVS Health Corp.,
Sr. Unsec’d. Notes
2.750%	12/01/22		1,220	1,176,112
4.000%	12/05/23	(a)	414	427,657

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
DaVita HealthCare Partners, Inc.,
Gtd. Notes
5.000%	05/01/25	(a)	180	$173,250
5.125%	07/15/24		46	45,224
5.750%	08/15/22		55	58,300
DCP Midstream Operating LP,
Gtd. Notes
2.700%	04/01/19		125	117,761
3.875%	03/15/23		14	12,935
DDR Corp.,
Sr. Unsec’d. Notes, REIT
3.500%	01/15/21		535	542,551
Dean Foods Co.,
Gtd. Notes, 144A
6.500%	03/15/23		62	63,240
Deere & Co.,
Sr. Unsec’d. Notes
2.600%	06/08/22		180	177,117
8.100%	05/15/30		230	332,682
Delta Air Lines 2012-1 Class B Pass-Through Trust,
Pass-Through Certificates, 144A
6.875%	05/07/19		51	55,010
Denali Borrower LLC/Denali Finance Corp.,
Sr. Sec’d. Notes, 144A
5.625%	10/15/20		273	286,991
Denbury Resources, Inc.,
Gtd. Notes
4.625%	07/15/23		425	357,000
Devon Energy Corp.,
Sr. Unsec’d. Notes
3.250%	05/15/22		280	276,742
4.000%	07/15/21		100	104,854
5.000%	06/15/45		200	197,443
6.300%	01/15/19		100	112,965
Devon Financing Corp. LLC,
Gtd. Notes
7.875%	09/30/31		100	128,900
Diamond Offshore Drilling, Inc.,
Sr. Unsec’d. Notes
4.875%	11/01/43		81	64,197
Diamondback Energy, Inc.,
Gtd. Notes
7.625%	10/01/21	(a)	67	71,690
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
3.800%	03/15/22		576	579,313
5.000%	03/01/21		35	37,900
5.150%	03/15/42	(a)	212	199,450
6.350%	03/15/40		170	183,737
6.375%	03/01/41		170	182,868
Discover Bank,
Sr. Unsec’d. Notes
2.000%	02/21/18		1,320	1,316,770
3.200%	08/09/21	(a)	375	369,662
Discovery Communications LLC,
Gtd. Notes
3.300%	05/15/22		250	245,811
4.375%	06/15/21		300	315,590
4.875%	04/01/43		130	117,925

SEE NOTES TO FINANCIAL STATEMENTS.

A242

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
DISH DBS Corp.,
Gtd. Notes
6.750%	06/01/21	(a)	1,576	$1,642,980
7.875%	09/01/19		30	33,270
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp.,
Sec’d. Notes, 144A
8.125%	06/15/21		123	126,690
Dominion Gas Holdings LLC,
Sr. Unsec’d. Notes
3.600%	12/15/24		221	220,095
Dominion Resources, Inc.,
Sr. Unsec’d. Notes
3.625%	12/01/24		200	198,319
4.450%	03/15/21		611	655,142
4.700%	12/01/44		185	180,855
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
3.000%	11/15/22		466	448,303
4.625%	10/01/44	(a)	310	289,358
8.850%	09/15/21		90	115,798
Downstream Development Authority of the Quapaw Tribe of Oklahoma,
Sr. Sec’d. Notes, 144A
10.500%	07/01/19		45	42,975
Dr. Pepper Snapple Group, Inc.,
Gtd. Notes
2.000%	01/15/20		75	73,556
DS Services of America, Inc.,
Sec’d. Notes, 144A
10.000%	09/01/21		41	47,970
DTE Electric Co.,
General Ref. Mortgage
3.900%	06/01/21		250	266,970
DTE Energy Co.,
Sr. Unsec’d. Notes
3.850%	12/01/23		46	47,724
Duke Energy Carolinas LLC,
First Mortgage
4.300%	06/15/20		429	469,684
First Ref. Mortgage
6.000%	01/15/38		48	58,722
Duke Energy Corp.,
Sr. Unsec’d. Notes
1.625%	08/15/17		270	271,006
3.750%	04/15/24		235	239,444
5.050%	09/15/19		1,195	1,323,539
Duke Energy Ohio, Inc.,
First Mortgage
3.800%	09/01/23		136	141,354
Duke Energy Progress, Inc.,
First Mortgage
4.100%	03/15/43		100	95,630
4.150%	12/01/44		165	159,458
5.700%	04/01/35		100	117,521
Duke Realty LP,
Gtd. Notes, REIT
3.875%	02/15/21		285	295,819
DuPont Fabros Technology LP,
Gtd. Notes, REIT
5.875%	09/15/21		58	58,725

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Dycom Investments, Inc.,
Gtd. Notes
7.125%	01/15/21		30	$31,350
Dynegy Finance I, Inc. Dynegy Finance II, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	11/01/19		50	52,025
7.375%	11/01/22		390	408,525
Dynegy, Inc.,
Gtd. Notes
5.875%	06/01/23	(a)	73	71,357
E*TRADE Financial Corp.,
Sr. Unsec’d. Notes
4.625%	09/15/23		34	33,405
5.375%	11/15/22		40	41,000
E.I. du Pont de Nemours & Co.,
Sr. Unsec’d. Notes
2.800%	02/15/23		15	14,616
4.150%	02/15/43		67	64,094
5.250%	12/15/16		56	59,279
Eagle Spinco, Inc.,
Gtd. Notes
4.625%	02/15/21		65	63,050
Eaton Corp.,
Gtd. Notes
1.500%	11/02/17		27	26,982
4.000%	11/02/32		24	23,230
Sr. Unsec’d. Notes
6.950%	03/20/19		65	75,688
eBay, Inc.,
Sr. Unsec’d. Notes
4.000%	07/15/42		200	162,297
Ecolab, Inc.,
Sr. Unsec’d. Notes
4.350%	12/08/21		200	215,769
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36	(a)	242	268,305
EMC Corp.,
Sr. Unsec’d. Notes
3.375%	06/01/23		328	328,519
Emdeon, Inc.,
Gtd. Notes
11.000%	12/31/19		6	6,510
Enable Midstream Partners LP,
Sr. Unsec’d. Notes, 144A
3.900%	05/15/24		305	282,626
Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
7.250%	12/15/20	(a)	15	15,750
7.500%	07/15/19		40	41,480
7.750%	01/15/22		19	20,187
Energizer SpinCo, Inc.,
Gtd. Notes, 144A
5.500%	06/15/25		233	230,087
Energy Transfer Equity LP,
Sr. Sec’d. Notes
5.875%	01/15/24		204	211,548

SEE NOTES TO FINANCIAL STATEMENTS.

A243

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
3.600%	02/01/23		384	$363,648
4.750%	01/15/26		625	618,517
EnerSys,
Gtd. Notes, 144A
5.000%	04/30/23		20	19,781
Ensco PLC,
Sr. Unsec’d. Notes
4.700%	03/15/21	(a)	285	290,301
Entegris, Inc.,
Gtd. Notes, 144A
6.000%	04/01/22		27	27,743
Entergy Arkansas, Inc.,
First Mortgage
3.750%	02/15/21		465	491,323
Enterprise Products Operating LLC,
Gtd. Notes
3.750%	02/15/25	(a)	975	955,570
3.900%	02/15/24		910	913,779
4.850%	03/15/44	(a)	70	65,834
4.900%	05/15/46	(a)	195	183,663
8.375%(c)	08/01/66		290	303,775
Envision Healthcare Corp.,
Gtd. Notes, 144A
5.125%	07/01/22		42	42,315
EOG Resources, Inc.,
Sr. Unsec’d. Notes
2.625%	03/15/23		234	224,707
EP Energy LLC/Everest Acquisition Finance, Inc.,
Gtd. Notes
7.750%	09/01/22	(a)	200	210,000
9.375%	05/01/20		450	480,915
Gtd. Notes, 144A
6.375%	06/15/23	(a)	37	37,093
Equinix, Inc.,
Sr. Unsec’d. Notes, REIT
5.375%	01/01/22		34	34,085
5.750%	01/01/25		24	23,760
Equity Commonwealth,
Sr. Unsec’d. Notes, REIT
6.650%	01/15/18		375	405,394
Equity One, Inc.,
Gtd. Notes, REIT
6.250%	01/15/17		246	262,221
ERAC USA Finance LLC,
Gtd. Notes, 144A
1.400%	04/15/16		19	19,033
5.625%	03/15/42		22	23,577
7.000%	10/15/37		150	183,353
Sr. Unsec’d. Notes, 144A
4.500%	08/16/21		200	215,923
ERP Operating LP,
Sr. Unsec’d. Notes, REIT
4.625%	12/15/21		180	196,358
5.750%	06/15/17		288	311,428
ESH Hospitality, Inc.,
Gtd. Notes, REIT, 144A
5.250%	05/01/25		35	34,037

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
EV Energy Partners LP/EV Energy Finance Corp.,
Gtd. Notes
8.000%	04/15/19		125	$116,250
Evolution Escrow Issuer LLC,
Gtd. Notes, 144A
7.500%	03/15/22		59	55,903
Exelon Corp.,
Sr. Unsec’d. Notes
5.100%	06/15/45		280	281,119
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
2.950%	01/15/20		320	321,107
Express Scripts Holding Co.,
Gtd. Notes
3.900%	02/15/22		380	390,210
4.750%	11/15/21		440	477,447
Exterran Partners LP/EXLP Finance Corp.,
Gtd. Notes
6.000%	10/01/22		32	30,400
Family Tree Escrow LLC,
Sr. Sec’d. Notes, 144A
5.750%	03/01/23	(a)	37	38,665
FCA US LLC/CG Co-Issuer, Inc.,
Sec’d. Notes
8.250%	06/15/21		650	708,500
FedEx Corp.,
Gtd. Notes
4.100%	02/01/45		200	179,647
Felcor Lodging LP,
Gtd. Notes, 144A
6.000%	06/01/25		25	25,375
Ferrellgas LP/Ferrellgas Finance Corp.,
Gtd. Notes, 144A
6.750%	06/15/23		59	59,295
Fidelity & Guaranty Life Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	04/01/21		71	73,840
Fifth Third Bancorp,
Sub. Notes
8.250%	03/01/38		100	144,045
Fifth Third Bank,
Sr. Unsec’d. Notes
1.450%	02/28/18		200	198,527
First Data Corp.,
Gtd. Notes
11.250%	01/15/21		46	51,060
11.750%	08/15/21	(a)	105	118,125
12.625%	01/15/21		108	124,740
Sec’d. Notes, 144A
8.250%	01/15/21		75	79,125
8.750%	01/15/22	(a)	1,111	1,181,132
Sr. Sec’d. Notes, 144A
6.750%	11/01/20		435	459,743
First Industrial LP,
Sr. Unsec’d. Notes
5.950%	05/15/17		175	187,896
FirstEnergy Solutions Corp.,
Gtd. Notes
6.800%	08/15/39		275	284,324

SEE NOTES TO FINANCIAL STATEMENTS.

A244

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44		80	$83,280
Flextronics International Ltd.,
Gtd. Notes
5.000%	02/15/23		29	29,567
Florida Power & Light Co.,
First Mortgage
3.800%	12/15/42		130	121,304
5.625%	04/01/34		100	118,476
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43	(a)	85	82,416
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
1.500%	01/17/17		200	199,770
1.529%(c)	05/09/16		200	201,133
2.375%	03/12/19	(a)	200	199,355
3.000%	06/12/17		2,105	2,153,183
3.664%	09/08/24		705	695,645
Forest Laboratories, Inc.,
Gtd. Notes, 144A
4.875%	02/15/21		250	271,054
Freeport-McMoRan, Inc.,
Gtd. Notes
3.875%	03/15/23		275	249,817
4.550%	11/14/24	(a)	770	717,464
5.400%	11/14/34		43	37,094
5.450%	03/15/43	(a)	95	79,311
Sr. Unsec’d. Notes
3.550%	03/01/22		300	277,688
Freescale Semiconductor, Inc.,
Sr. Sec’d. Notes, 144A
5.000%	05/15/21	(a)	15	15,375
Frontier Communications Corp.,
Sr. Unsec’d. Notes
8.500%	04/15/20	(a)	70	73,185
8.750%	04/15/22		63	62,370
9.250%	07/01/21	(a)	128	134,080
FTS International, Inc.,
Sr. Sec’d. Notes, 144A
7.783%(c)	06/15/20		22	21,892
Gardner Denver, Inc.,
Sr. Unsec’d. Notes, 144A
6.875%	08/15/21	(a)	25	22,781
General Cable Corp.,
Gtd. Notes
5.750%	10/01/22		200	187,500
General Electric Capital Corp.,
Gtd. Notes
2.250%	11/09/15		200	201,207
6.250%(c)	12/29/49		200	218,750
Gtd. Notes, MTN
3.150%	09/07/22		350	351,411
4.375%	09/16/20		1,110	1,208,690
4.650%	10/17/21		250	273,914
5.500%	01/08/20		145	164,375
5.625%	05/01/18		555	614,287
5.875%	01/14/38	(a)	490	586,055

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
6.000%	08/07/19		100	$114,309
6.750%	03/15/32		1,025	1,330,706
6.875%	01/10/39		100	134,267
Sr. Sec’d. Notes
1.000%	12/11/15		58	58,165
General Electric Co.,
Sr. Unsec’d. Notes
2.700%	10/09/22		85	83,093
4.125%	10/09/42	(a)	220	211,674
4.500%	03/11/44	(a)	280	284,365
General Mills, Inc.,
Sr. Unsec’d. Notes
3.150%	12/15/21		170	172,621
General Motors Co.,
Sr. Unsec’d. Notes
3.500%	10/02/18		150	154,877
4.000%	04/01/25	(a)	55	53,990
4.875%	10/02/23		400	421,709
5.200%	04/01/45		170	168,375
6.250%	10/02/43		60	66,933
General Motors Financial Co., Inc.,
Gtd. Notes
2.750%	05/15/16		250	252,987
3.250%	05/15/18	(a)	101	103,297
4.750%	08/15/17		75	79,149
Genesis Energy LP/Genesis Energy Finance Corp.,
Gtd. Notes
5.625%	06/15/24		54	52,380
5.750%	02/15/21		37	36,537
6.000%	05/15/23		27	27,013
GenOn Energy, Inc.,
Sr. Unsec’d. Notes
9.875%	10/15/20	(a)	200	203,500
GEO Group, Inc. (The),
Gtd. Notes, REIT
6.625%	02/15/21		350	365,750
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
3.700%	04/01/24		470	480,263
4.400%	12/01/21		200	218,434
4.500%	02/01/45		200	199,229
4.800%	04/01/44		85	87,484
Global Partners LP/GLP Finance Corp.,
Gtd. Notes
6.250%	07/15/22		30	28,800
Gtd. Notes, 144A
7.000%	06/15/23		45	44,213
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes
5.375%(c)	12/29/49		697	688,566
5.700%(c)	12/29/49	(a)	410	411,476
Sr. Unsec’d. Notes
2.375%	01/22/18	(a)	1,025	1,040,590
2.550%	10/23/19		600	601,406
2.625%	01/31/19	(a)	195	197,413
2.900%	07/19/18		520	532,235
3.500%	01/23/25		460	446,105
3.625%	01/22/23		525	521,688
4.000%	03/03/24		185	188,228

SEE NOTES TO FINANCIAL STATEMENTS.

A245

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
5.250%	07/27/21		350	$388,681
5.750%	01/24/22		200	227,494
5.950%	01/18/18		350	384,749
6.150%	04/01/18		255	283,529
Sr. Unsec’d. Notes, MTN
4.800%	07/08/44		110	108,585
7.500%	02/15/19		600	704,765
Sub. Notes
5.150%	05/22/45	(a)	280	270,124
6.450%	05/01/36		455	513,427
6.750%	10/01/37		200	234,590
Goodman Networks, Inc.,
Sr. Sec’d. Notes
12.125%	07/01/18		70	58,100
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
7.000%	05/15/22		225	244,631
8.750%	08/15/20		350	418,250
Graphic Packaging International, Inc.,
Gtd. Notes
4.750%	04/15/21		18	18,180
Graton Economic Development Authority,
Sr. Sec’d. Notes, 144A
9.625%	09/01/19		65	70,096
Gray Television, Inc.,
Gtd. Notes
7.500%	10/01/20	(a)	100	106,000
Great Lakes Dredge & Dock Corp.,
Gtd. Notes
7.375%	02/01/19		300	306,000
Guitar Center, Inc.,
Sr. Sec’d. Notes, 144A
6.500%	04/15/19	(a)	56	51,240
Gulf South Pipeline Co. LP,
Sr. Unsec’d. Notes
4.000%	06/15/22		150	144,227
H&E Equipment Services, Inc.,
Gtd. Notes
7.000%	09/01/22	(a)	200	206,250
Halcon Resources Corp.,
Gtd. Notes
8.875%	05/15/21		200	131,500
9.250%	02/15/22	(a)	59	38,203
9.750%	07/15/20	(a)	28	18,830
Halliburton Co.,
Sr. Unsec’d. Notes
3.500%	08/01/23		100	101,015
8.750%	02/15/21		100	128,628
Sr. Unsec’d. Notes, MTN
6.750%	02/01/27		100	122,643
Halyard Health, Inc.,
Gtd. Notes, 144A
6.250%	10/15/22		20	20,950
Hardwoods Acquisition, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	08/01/21		50	48,250
Harland Clarke Holdings Corp.,
Sr. Sec’d. Notes, 144A
9.750%	08/01/18		35	36,575

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Sr. Unsec’d. Notes, 144A
9.250%	03/01/21		40	$35,000
Harris Corp.,
Sr. Unsec’d. Notes
5.054%	04/27/45		205	195,307
HCA Holdings, Inc.,
Sr. Unsec’d. Notes
6.250%	02/15/21		60	64,650
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25		362	367,901
5.875%	05/01/23		55	58,437
7.500%	02/15/22		1,457	1,673,729
Sr. Sec’d. Notes
3.750%	03/15/19		58	58,435
4.250%	10/15/19		45	46,069
4.750%	05/01/23		45	45,563
5.000%	03/15/24		66	67,155
5.250%	04/15/25		53	55,120
5.875%	03/15/22		78	84,825
6.500%	02/15/20	(a)	124	138,570
HCP, Inc.,
Sr. Unsec’d. Notes, REIT
2.625%	02/01/20		445	440,510
3.150%	08/01/22		75	72,220
3.750%	02/01/19		815	847,778
5.625%	05/01/17		568	607,074
6.000%	01/30/17		323	344,561
Sr. Unsec’d. Notes, REIT, MTN
6.300%	09/15/16		715	754,973
HD Supply, Inc.,
Gtd. Notes
7.500%	07/15/20		86	90,945
Sr. Sec’d. Notes, 144A
5.250%	12/15/21		200	202,750
Headwaters, Inc.,
Gtd. Notes
7.250%	01/15/19		65	67,600
Health Care REIT, Inc.,
Sr. Unsec’d. Notes, REIT
3.750%	03/15/23	(a)	130	128,697
4.500%	01/15/24		227	235,688
HealthSouth Corp.,
Gtd. Notes
5.750%	11/01/24		46	46,977
Hecla Mining Co.,
Gtd. Notes
6.875%	05/01/21		107	101,249
Hertz Corp. (The),
Gtd. Notes
5.875%	10/15/20		300	303,750
7.375%	01/15/21	(a)	66	68,723
Hess Corp.,
Sr. Unsec’d. Notes
7.875%	10/01/29		40	50,378
8.125%	02/15/19		205	242,699
Hewlett-Packard Co.,
Sr. Unsec’d. Notes
3.750%	12/01/20		100	103,051

SEE NOTES TO FINANCIAL STATEMENTS.

A246

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
4.375%	09/15/21		91	$94,486
4.650%	12/09/21	(a)	211	223,959
6.000%	09/15/41		95	93,959
Hexion, Inc.,
Sr. Sec’d. Notes
6.625%	04/15/20		840	770,700
10.000%	04/15/20	(a)	33	33,907
Hiland Partners LP/Hiland Partners Finance Corp.,
Gtd. Notes, 144A
5.500%	05/15/22		28	29,120
7.250%	10/01/20		50	54,000
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.000%	12/01/24		51	47,823
5.750%	10/01/25		75	72,000
7.625%	04/15/21		125	130,000
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
5.625%	10/15/21		30	31,161
Historic TW, Inc.,
Gtd. Notes
6.625%	05/15/29		100	119,305
HJ Heinz Co.,
Sec’d. Notes
4.250%	10/15/20		72	73,530
Sec’d. Notes, 144A
4.875%	02/15/25		60	65,325
Hologic, Inc.,
Gtd. Notes
6.250%	08/01/20		270	279,288
Gtd. Notes, 144A
5.250%	07/15/22		65	66,381
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.625%	06/01/22		150	147,527
3.750%	02/15/24	(a)	465	483,924
4.250%	04/01/46		530	514,646
Hospira, Inc.,
Sr. Unsec’d. Notes
5.200%	08/12/20		10	11,178
HSBC USA, Inc.,
Sr. Unsec’d. Notes
1.625%	01/16/18		500	498,633
2.375%	11/13/19		240	239,388
Hughes Satellite Systems Corp.,
Sr. Sec’d. Notes
6.500%	06/15/19		134	145,390
Huntsman International LLC,
Gtd. Notes
4.875%	11/15/20		347	346,133
Gtd. Notes, 144A
5.125%	11/15/22		33	32,505
IASIS Healthcare LLC/IASIS Capital Corp.,
Gtd. Notes
8.375%	05/15/19		134	138,690
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
5.875%	02/01/22	(a)	125	127,344

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
iHeartCommunications, Inc.,
Sr. Sec’d. Notes
9.000%	12/15/19	(a)	68	$64,804
IHS, Inc.,
Gtd. Notes, 144A
5.000%	11/01/22		35	34,781
ILFC E-Capital Trust I,
Ltd. Gtd. Notes, 144A
4.690%(c)	12/21/65		215	213,065
ILFC E-Capital Trust II,
Ltd. Gtd. Notes, 144A
6.250%(c)	12/21/65		100	98,000
Illinois Tool Works, Inc.,
Sr. Unsec’d. Notes
3.900%	09/01/42		260	242,497
IMS Health, Inc.,
Sr. Unsec’d. Notes, 144A
6.000%	11/01/20		205	211,150
Indiana Michigan Power Co.,
Sr. Unsec’d. Notes
3.200%	03/15/23		50	49,556
Infor Software Parent LLC/Infor Software Parent, Inc.,
Gtd. Notes, PIK, 144A
7.125%	05/01/21	(a)	100	100,250
Infor US, Inc.,
Gtd. Notes, 144A
6.500%	05/15/22	(a)	48	48,840
Ingersoll-Rand Global Holding Co. Ltd.,
Gtd. Notes
2.875%	01/15/19		92	93,542
Ingles Markets, Inc.,
Sr. Unsec’d. Notes
5.750%	06/15/23		50	50,815
Intel Corp.,
Sr. Unsec’d. Notes
4.000%	12/15/32		201	192,615
Intercontinental Exchange, Inc.,
Gtd. Notes
2.500%	10/15/18		208	212,568
4.000%	10/15/23		318	331,264
International Business Machines Corp.,
Sr. Unsec’d. Notes
1.625%	05/15/20	(a)	140	136,140
1.950%	07/22/16		200	202,873
3.375%	08/01/23	(a)	780	783,746
3.625%	02/12/24		250	253,198
4.000%	06/20/42		100	90,162
5.600%	11/30/39		50	56,937
6.220%	08/01/27		110	137,010
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
6.250%	02/15/22		200	191,000
International Lease Finance Corp.,
Sr. Unsec’d. Notes
3.875%	04/15/18		662	665,310
6.250%	05/15/19	(a)	550	594,687
8.250%	12/15/20		200	237,500
8.625%	01/15/22		190	231,800

SEE NOTES TO FINANCIAL STATEMENTS.

A247

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
International Wire Group Holdings, Inc.,
Sec’d. Notes, 144A
8.500%	10/15/17	(a)	53	$54,855
Intuit, Inc.,
Sr. Unsec’d. Notes
5.750%	03/15/17		51	54,567
inVentiv Health, Inc.,
Sr. Sec’d. Notes, 144A
9.000%	01/15/18		114	118,845
Invesco Finance PLC,
Gtd. Notes
3.125%	11/30/22		270	266,889
4.000%	01/30/24		103	105,771
Iron Mountain, Inc.,
Gtd. Notes, REIT
5.750%	08/15/24		72	72,045
Isle of Capri Casinos, Inc.,
Gtd. Notes
5.875%	03/15/21		60	61,650
8.875%	06/15/20		50	54,000
Italics Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
7.125%	07/15/23	(a)	48	47,400
ITC Holdings Corp.,
Sr. Unsec’d. Notes
3.650%	06/15/24	(a)	435	430,688
Sr. Unsec’d. Notes, 144A
6.050%	01/31/18		170	187,512
Jarden Corp.,
Gtd. Notes
1.875%	09/15/18		264	442,530
7.500%	05/01/17		35	38,063
JC Penney Corp., Inc.,
Gtd. Notes
8.125%	10/01/19		21	20,790
Jefferies Group LLC,
Sr. Unsec’d. Notes
5.500%	03/15/16		150	153,514
6.875%	04/15/21		150	171,692
JM Huber Corp.,
Sr. Unsec’d. Notes, 144A
9.875%	11/01/19		24	25,609
JM Smucker Co. (The),
Gtd. Notes, 144A
3.500%	03/15/25	(a)	325	318,399
John Deere Capital Corp.,
Sr. Unsec’d. Notes
1.200%	10/10/17		59	58,921
1.700%	01/15/20		33	32,311
Johnson Controls, Inc.,
Sr. Unsec’d. Notes
3.750%	12/01/21		100	102,704
5.000%	03/30/20		100	109,776
Jurassic Holdings III, Inc.,
Sec’d. Notes, 144A
6.875%	02/15/21	(a)	95	74,100
Kaiser Aluminum Corp.,
Gtd. Notes
8.250%	06/01/20		50	54,125

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Kansas City Power & Light Co.,
Sr. Unsec’d. Notes
3.150%	03/15/23		50	$49,054
5.300%	10/01/41		175	189,376
Kansas Gas & Electric Co.,
First Mortgage, 144A
4.300%	07/15/44		250	250,776
Kennedy-Wilson, Inc.,
Gtd. Notes
5.875%	04/01/24		46	45,770
Kerr-McGee Corp.,
Gtd. Notes
7.875%	09/15/31		60	76,850
KeyCorp,
Sr. Unsec’d. Notes, MTN
5.100%	03/24/21	(a)	276	306,216
Kimberly-Clark Corp.,
Sr. Unsec’d. Notes
2.400%	06/01/23		100	96,274
Kimco Realty Corp.,
Sr. Unsec’d. Notes, REIT
3.125%	06/01/23		370	354,266
3.200%	05/01/21	(a)	360	362,165
5.700%	05/01/17		149	160,062
Kinder Morgan Energy Partners LP,
Gtd. Notes
3.500%	09/01/23		330	307,641
5.000%	08/15/42		230	200,106
5.000%	03/01/43		395	344,684
5.400%	09/01/44	(a)	135	122,636
6.850%	02/15/20		140	161,663
Kinder Morgan Finance Co. LLC,
Gtd. Notes, 144A
6.000%	01/15/18		390	422,540
Kindred Healthcare, Inc.,
Gtd. Notes, 144A
8.000%	01/15/20		100	107,000
8.750%	01/15/23		100	108,625
Kinetic Concepts, Inc./KCI USA, Inc.,
Sec’d. Notes
10.500%	11/01/18		350	373,632
KLX, Inc.,
Gtd. Notes, 144A
5.875%	12/01/22		100	100,989
Kraft Foods Group, Inc.,
Sr. Unsec’d. Notes
5.000%	06/04/42		395	393,626
6.125%	08/23/18		100	111,821
Kraft Heinz Foods Co.,
Gtd. Notes, 144A
5.200%	07/15/45		400	409,928
Kratos Defense & Security Solutions, Inc.,
Sr. Sec’d. Notes
7.000%	05/15/19		200	182,250
Kroger Co. (The),
Gtd. Notes
6.900%	04/15/38		150	186,031
7.500%	04/01/31		200	257,501
7.700%	06/01/29		150	198,804

SEE NOTES TO FINANCIAL STATEMENTS.

A248

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Sr. Unsec’d. Notes
2.200%	01/15/17		175	$177,442
3.850%	08/01/23		385	394,910
L Brands, Inc.,
Gtd. Notes
5.625%	10/15/23		75	78,750
6.625%	04/01/21		250	274,845
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
2.200%	08/23/17		120	121,250
2.500%	11/01/18		105	105,881
Landry’s, Inc.,
Gtd. Notes, 144A
9.375%	05/01/20		43	46,117
Lennar Corp.,
Gtd. Notes
4.750%	05/30/25		20	19,400
6.950%	06/01/18		115	126,213
Level 3 Financing, Inc.,
Gtd. Notes
6.125%	01/15/21		22	23,071
7.000%	06/01/20		183	194,209
8.625%	07/15/20		397	424,274
Gtd. Notes, 144A
5.125%	05/01/23	(a)	13	12,675
5.375%	05/01/25	(a)	347	334,421
Levi Strauss & Co.,
Sr. Unsec’d. Notes, 144A
5.000%	05/01/25		35	33,863
Liberty Interactive LLC,
Sr. Unsec’d. Notes
8.250%	02/01/30	(a)	75	78,750
Sr. Unsec’d. Notes, 144A
1.000%	09/30/43		448	436,630
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
5.000%	06/01/21		75	81,844
7.800%	03/07/87		61	72,285
Liberty Mutual Insurance Co.,
Sub. Notes, 144A
7.875%	10/15/26		200	241,911
8.500%	05/15/25		100	124,976
Liberty Property LP,
Sr. Unsec’d. Notes, REIT
3.375%	06/15/23		140	135,239
4.400%	02/15/24		190	196,227
LifePoint Hospitals, Inc.,
Gtd. Notes
5.500%	12/01/21		50	51,625
LIN Television Corp.,
Gtd. Notes
6.375%	01/15/21		40	40,900
Sr. Unsec’d. Notes, 144A
5.875%	11/15/22		45	45,563
Lincoln National Corp.,
Sr. Unsec’d. Notes
4.850%	06/24/21		50	54,815
6.250%	02/15/20		100	115,706
8.750%	07/01/19		85	104,214

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
LinkedIn Corp.,
Sr. Unsec’d. Notes, 144A
0.500%	11/01/19		1,437	$1,441,491
Linn Energy LLC/Linn Energy Finance Corp.,
Gtd. Notes
6.500%	09/15/21		56	42,000
7.750%	02/01/21		550	427,625
Live Nation Entertainment, Inc.,
Gtd. Notes, 144A
5.375%	06/15/22		30	30,000
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.350%	09/15/21		135	138,946
3.800%	03/01/45		290	258,524
4.070%	12/15/42		108	102,048
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
3.120%	04/15/22		246	248,921
5.500%	10/15/35		100	113,439
LYB International Finance BV,
Gtd. Notes
4.875%	03/15/44		255	247,753
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
5.000%	04/15/19		475	514,551
M/I Homes, Inc.,
Gtd. Notes
8.625%	11/15/18		45	46,575
Macy’s Retail Holdings, Inc.,
Gtd. Notes
2.875%	02/15/23		74	71,238
4.300%	02/15/43		275	247,726
7.450%	07/15/17		195	217,380
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
4.250%	02/01/21		200	212,792
5.150%	10/15/43		72	72,811
6.400%	07/15/18		250	278,524
Mallinckrodt International Finance SA,
Gtd. Notes
3.500%	04/15/18		14	14,035
4.750%	04/15/23		34	31,726
Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
Gtd. Notes, 144A
4.875%	04/15/20		55	55,965
5.500%	04/15/25		115	111,550
5.750%	08/01/22	(a)	88	89,980
Markel Corp.,
Sr. Unsec’d. Notes
3.625%	03/30/23		320	315,390
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.,
Gtd. Notes
4.500%	07/15/23		55	53,900
4.875%	12/01/24		108	105,570
4.875%	06/01/25	(a)	110	107,525
5.500%	02/15/23		150	153,937
Martin Midstream Partners LP/Martin Midstream Finance Corp.,
Gtd. Notes
7.250%	02/15/21		106	104,145

SEE NOTES TO FINANCIAL STATEMENTS.

A249

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Masco Corp.,
Sr. Unsec’d. Notes
4.450%	04/01/25		32	$32,080
5.950%	03/15/22		25	28,063
Masonite International Corp.,
Gtd. Notes, 144A
5.625%	03/15/23		32	32,520
MassMutual Global Funding II,
Sr. Sec’d. Notes, 144A
2.100%	08/02/18		174	176,147
2.500%	10/17/22		184	177,767
3.125%	04/14/16		180	183,261
MasTec, Inc.,
Gtd. Notes
4.875%	03/15/23		105	95,813
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
4.600%	05/26/45		190	185,365
McKesson Corp.,
Sr. Unsec’d. Notes
2.700%	12/15/22		228	218,723
2.850%	03/15/23		160	152,811
4.883%	03/15/44		120	119,251
Medco Health Solutions, Inc.,
Gtd. Notes
4.125%	09/15/20		330	350,552
Medtronic, Inc.,
Gtd. Notes, 144A
3.150%	03/15/22		885	888,965
4.625%	03/15/45		335	339,137
Memorial Resource Development Corp.,
Gtd. Notes
5.875%	07/01/22		48	46,354
Mercer International, Inc.,
Gtd. Notes
7.000%	12/01/19	(a)	40	41,800
7.750%	12/01/22		31	33,325
Merck & Co., Inc.,
Sr. Unsec’d. Notes
2.350%	02/10/22		305	294,994
2.400%	09/15/22		70	67,359
2.800%	05/18/23		125	122,986
3.700%	02/10/45		185	165,273
Meritage Homes Corp.,
Gtd. Notes
7.000%	04/01/22		68	72,590
MetLife, Inc.,
Jr. Sub. Notes
5.250%(c)	12/29/49		610	604,663
6.400%	12/15/66		140	153,650
Sr. Unsec’d. Notes
4.125%	08/13/42		335	311,785
Metropolitan Life Global Funding I,
Sr. Sec’d. Notes, 144A
2.500%	09/29/15		300	301,395
3.000%	01/10/23		540	530,660
3.875%	04/11/22		560	588,444

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
MGM Resorts International,
Gtd. Notes
6.000%	03/15/23	(a)	85	$86,063
6.750%	10/01/20	(a)	210	222,600
7.750%	03/15/22	(a)	545	599,500
Micron Technology, Inc.,
Gtd. Notes
5.875%	02/15/22		29	29,507
Sr. Unsec’d. Notes, 144A
5.250%	08/01/23		45	43,144
5.250%	01/15/24		29	27,387
5.500%	02/01/25		52	48,724
5.625%	01/15/26		26	24,017
Microsoft Corp.,
Sr. Unsec’d. Notes
0.875%	11/15/17		46	45,898
2.375%	02/12/22		175	171,867
2.375%	05/01/23		123	119,168
3.500%	11/15/42		330	285,448
3.625%	12/15/23		158	164,410
3.750%	02/12/45	(a)	510	459,837
Milacron LLC/Mcron Finance Corp.,
Gtd. Notes, 144A
7.750%	02/15/21		90	92,700
Mississippi Power Co.,
Sr. Unsec’d. Notes
4.250%	03/15/42		116	103,274
MMC Energy, Inc.,
First Lien(i)
8.875%	10/15/20		60	—
Molson Coors Brewing Co.,
Gtd. Notes
5.000%	05/01/42		100	97,351
Momentive Performance Materials, Inc.,
Sr. Sec’d. Notes
3.880%	10/24/21	(a)	60	53,850
Mondelez International, Inc.,
Sr. Unsec’d. Notes
4.000%	02/01/24	(a)	255	264,110
Morgan Stanley,
Jr. Sub. Notes
5.450%(c)	07/29/49		470	466,475
5.550%(c)	12/29/49	(a)	486	482,477
Sr. Unsec’d. Notes
1.750%	02/25/16		107	107,435
3.750%	02/25/23		595	601,628
3.875%	04/29/24		1,080	1,091,507
4.300%	01/27/45	(a)	285	266,303
Sr. Unsec’d. Notes, MTN
2.375%	07/23/19	(a)	265	263,260
3.700%	10/23/24	(a)	65	64,737
5.500%	01/26/20		250	278,999
5.500%	07/28/21		450	507,640
5.550%	04/27/17		620	664,447
5.625%	09/23/19		200	224,119
5.750%	10/18/16		100	105,695
7.300%	05/13/19		600	705,887
Sub. Notes
3.950%	04/23/27		305	287,581

SEE NOTES TO FINANCIAL STATEMENTS.

A250

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
5.000%	11/24/25		350	$366,401
Sub. Notes, MTN
4.350%	09/08/26		115	112,686
Mosaic Co. (The),
Sr. Unsec’d. Notes
4.250%	11/15/23		88	90,484
5.450%	11/15/33		281	299,117
MPG Holdco I, Inc.,
Gtd. Notes
7.375%	10/15/22		35	37,275
MPH Acquisition Holdings LLC,
Gtd. Notes, 144A
6.625%	04/01/22		126	128,677
MSCI, Inc.,
Gtd. Notes, 144A
5.250%	11/15/24		30	30,375
MTR Gaming Group, Inc.,
Sec’d. Notes
11.500%	08/01/19	(a)	45	47,869
Mustang Merger Corp.,
Sr. Unsec’d. Notes, 144A
8.500%	08/15/21		33	33,495
Mylan, Inc.,
Gtd. Notes
2.600%	06/24/18		290	292,098
Nabors Industries, Inc.,
Gtd. Notes
4.625%	09/15/21		335	332,813
5.000%	09/15/20		100	104,111
National City Corp.,
Sub. Notes
6.875%	05/15/19		125	144,966
National Financial Partners Corp.,
Sr. Unsec’d. Notes, 144A
9.000%	07/15/21		69	68,137
National Oilwell Varco, Inc.,
Sr. Unsec’d. Notes
1.350%	12/01/17		37	36,601
Nationstar Mortgage LLC/Nationstar Capital Corp.,
Gtd. Notes
6.500%	06/01/22		24	21,930
7.875%	10/01/20		67	66,833
Nationwide Mutual Insurance Co.,
Sub. Notes, 144A
8.250%	12/01/31		150	200,922
9.375%	08/15/39		100	149,672
Navient Corp.,
Sr. Unsec’d. Notes, MTN
7.250%	01/25/22		18	18,990
Navient LLC,
Sr. Unsec’d. Notes, MTN
8.000%	03/25/20	(a)	102	113,730
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc.,
Sr. Sec’d. Notes, 144A
8.125%	11/15/21		19	18,715
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc.,
Gtd. Notes
8.125%	02/15/19	(a)	15	11,775
Sr. Sec’d. Notes, 144A

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
7.375%	01/15/22		77	$66,701
NBCUniversal Media LLC,
Gtd. Notes
4.375%	04/01/21		215	232,861
4.450%	01/15/43		505	485,353
6.400%	04/30/40		103	127,899
NCI Building Systems, Inc.,
Gtd. Notes, 144A
8.250%	01/15/23		45	47,925
NCL Corp. Ltd.,
Sr. Unsec’d. Notes, 144A
5.250%	11/15/19		56	57,330
NCR Corp.,
Gtd. Notes
5.000%	07/15/22		15	15,206
6.375%	12/15/23		20	21,200
Neiman Marcus Group Ltd. LLC,
Gtd. Notes, 144A
8.000%	10/15/21	(a)	260	273,650
Netflix, Inc.,
Sr. Unsec’d. Notes
5.750%	03/01/24		65	66,787
Sr. Unsec’d. Notes, 144A
5.500%	02/15/22		25	25,813
5.875%	02/15/25		25	25,878
Nevada Power Co.,
General Ref. Mortgage
6.650%	04/01/36		100	128,886
7.125%	03/15/19		275	323,393
New Albertsons, Inc.,
Sr. Unsec’d. Notes
7.450%	08/01/29		5	4,800
7.750%	06/15/26		6	5,850
8.000%	05/01/31		53	52,470
8.700%	05/01/30		3	3,045
Sr. Unsec’d. Notes, MTN
6.625%	06/01/28		30	25,500
New York Life Global Funding,
Sec’d. Notes, 144A
0.800%	02/12/16		225	225,324
1.650%	05/15/17		200	202,037
2.100%	01/02/19		345	346,660
Sr. Sec’d. Notes, 144A
2.450%	07/14/16		150	152,851
Newfield Exploration Co.,
Sr. Unsec’d. Notes
5.375%	01/01/26	(a)	30	29,700
5.625%	07/01/24		50	50,500
5.750%	01/30/22		120	121,800
Nexstar Broadcasting, Inc.,
Gtd. Notes
6.875%	11/15/20	(a)	400	424,000
Gtd. Notes, 144A
6.125%	02/15/22		45	45,675
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
1.339%	09/01/15		48	48,045
3.625%	06/15/23		150	149,675

SEE NOTES TO FINANCIAL STATEMENTS.

A251

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
NGL Energy Partners LP/NGL Energy Finance Corp.,
Gtd. Notes
6.875%	10/15/21		36	$37,440
Nielsen Co. Luxembourg SARL (The),
Gtd. Notes, 144A
5.500%	10/01/21		95	95,950
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A
5.000%	04/15/22		30	29,400
NiSource Finance Corp.,
Gtd. Notes
4.800%	02/15/44		470	479,235
5.450%	09/15/20		445	501,124
5.650%	02/01/45		139	157,092
6.250%	12/15/40		75	89,220
Noble Energy, Inc.,
Sr. Unsec’d. Notes
5.250%	11/15/43		440	428,674
Noble Holding International Ltd.,
Gtd. Notes
5.250%	03/15/42		130	97,967
Nordstrom, Inc.,
Sr. Unsec’d. Notes
4.000%	10/15/21		100	106,259
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
4.800%	08/15/43		190	193,552
6.000%	03/15/2105		100	112,378
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
3.850%	04/15/45	(a)	195	171,576
Northrop Grumman Systems Corp.,
Gtd. Notes
7.750%	02/15/31		175	233,941
Northwest Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
7.027%	05/01/21		428	480,048
Novelis, Inc.,
Gtd. Notes
8.750%	12/15/20		65	68,737
NRG Energy, Inc.,
Gtd. Notes
7.875%	05/15/21	(a)	225	239,625
Nucor Corp.,
Sr. Unsec’d. Notes
4.000%	08/01/23		90	91,322
5.200%	08/01/43		222	227,138
5.850%	06/01/18		50	55,715
NWH Escrow Corp.,
Sr. Sec’d. Notes, 144A
7.500%	08/01/21		50	47,000
Oasis Petroleum, Inc.,
Gtd. Notes
6.875%	03/15/22	(a)	50	50,750
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.100%	02/01/21		200	216,961

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Oglethorpe Power Corp.,
First Mortgage
4.550%	06/01/44		45	$44,333
5.375%	11/01/40		190	208,755
Ohio Power Co.,
Sr. Unsec’d. Notes
5.375%	10/01/21		140	159,624
6.600%	03/01/33		75	93,688
Oklahoma Gas & Electric Co.,
Sr. Unsec’d. Notes
4.550%	03/15/44		200	206,584
Olin Corp.,
Sr. Unsec’d. Notes
5.500%	08/15/22		35	35,350
Omnicare, Inc.,
Gtd. Notes
4.750%	12/01/22		15	15,900
5.000%	12/01/24		9	9,675
ONEOK Partners LP,
Gtd. Notes
3.250%	02/01/16		525	529,954
4.900%	03/15/25	(a)	805	796,300
Oracle Corp.,
Sr. Unsec’d. Notes
2.375%	01/15/19		152	154,259
2.500%	05/15/22	(a)	475	461,229
2.500%	10/15/22		1,028	990,588
3.625%	07/15/23		390	401,049
4.500%	07/08/44	(a)	230	228,033
6.500%	04/15/38		100	125,427
Orbital ATK, Inc.,
Gtd. Notes, 144A
5.250%	10/01/21		41	41,820
Oshkosh Corp.,
Gtd. Notes
5.375%	03/01/25		29	29,000
Outfront Media Capital LLC/Outfront Media Capital Corp.,
Gtd. Notes
5.250%	02/15/22		23	23,287
5.625%	02/15/24	(a)	100	102,250
PACCAR Financial Corp.,
Sr. Unsec’d. Notes, MTN
0.800%	02/08/16		83	83,121
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
3.400%	08/15/24		355	354,675
4.300%	03/15/45	(a)	185	177,689
4.750%	02/15/44	(a)	250	257,738
6.050%	03/01/34		260	312,575
Pacific Life Insurance Co.,
Sub. Notes, 144A
9.250%	06/15/39		50	74,668
PacifiCorp,
First Mortgage
2.950%	02/01/22		1,135	1,134,889
Par Pharmaceutical Cos., Inc.,
Gtd. Notes
7.375%	10/15/20		40	42,700

SEE NOTES TO FINANCIAL STATEMENTS.

A252

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Parker Drilling Co.,
Gtd. Notes
6.750%	07/15/22		37	$31,913
7.500%	08/01/20	(a)	28	25,480
Party City Holdings, Inc.,
Gtd. Notes
8.875%	08/01/20		500	533,750
PBF Logistics LP/PBF Logistics Finance Corp.,
Gtd. Notes, 144A
6.875%	05/15/23		28	28,140
Peabody Energy Corp.,
Gtd. Notes
6.250%	11/15/21	(a)	71	24,140
Sec’d. Notes, 144A
10.000%	03/15/22	(a)	113	70,060
PECO Energy Co.,
First Mortgage
2.375%	09/15/22		150	143,114
Penn Virginia Corp.,
Gtd. Notes
8.500%	05/01/20	(a)	35	31,413
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
2.875%	07/17/18		40	40,745
PepsiCo, Inc.,
Sr. Unsec’d. Notes
4.250%	10/22/44	(a)	315	308,852
Perrigo Finance PLC,
Gtd. Notes
3.900%	12/15/24		280	276,478
Petco Animal Supplies, Inc.,
Gtd. Notes, 144A
9.250%	12/01/18		200	209,000
Pfizer, Inc.,
Sr. Unsec’d. Notes
4.300%	06/15/43	(a)	210	205,203
PHI, Inc.,
Gtd. Notes
5.250%	03/15/19		38	35,150
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
4.125%	03/04/43		335	309,069
4.375%	11/15/41		360	344,850
Phillips 66,
Gtd. Notes
4.875%	11/15/44		385	367,726
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
5.750%	03/15/25	(a)	35	35,350
Pinnacle Entertainment, Inc.,
Gtd. Notes
6.375%	08/01/21		40	42,450
Pioneer Energy Services Corp.,
Gtd. Notes
6.125%	03/15/22		32	25,600
Pittsburgh Glass Works LLC,
Sr. Sec’d. Notes, 144A
8.000%	11/15/18		55	57,887

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.600%	11/01/24		490	$472,950
5.750%	01/15/20		615	689,927
Plantronics, Inc.,
Gtd. Notes, 144A
5.500%	05/31/23		30	30,375
Platform Specialty Products Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	02/01/22		65	67,113
PNC Bank NA,
Sub. Notes
2.700%	11/01/22		1,285	1,236,699
2.950%	01/30/23		250	241,873
PNC Financial Services Group, Inc. (The),
Jr. Sub. Notes
4.850%(c)	05/29/49		265	253,075
PNC Funding Corp.,
Gtd. Notes
4.375%	08/11/20		150	163,291
5.125%	02/08/20		150	168,166
PolyOne Corp.,
Sr. Unsec’d. Notes
5.250%	03/15/23	(a)	70	69,300
Post Holdings, Inc.,
Gtd. Notes
7.375%	02/15/22	(a)	300	305,250
Gtd. Notes, 144A
6.750%	12/01/21		83	83,000
Potomac Electric Power Co.,
First Mortgage
7.900%	12/15/38		75	112,046
PPG Industries, Inc.,
Sr. Unsec’d. Notes
6.650%	03/15/18		64	71,873
PPL Capital Funding, Inc.,
Gtd. Notes
3.500%	12/01/22		320	323,816
4.200%	06/15/22		220	231,450
4.700%	06/01/43		105	104,940
6.700%(c)	03/30/67		585	516,625
PPL Electric Utilities Corp.,
First Mortgage
2.500%	09/01/22		152	147,171
Praxair, Inc.,
Sr. Unsec’d. Notes
1.250%	11/07/18		200	197,374
Prestige Brands, Inc.,
Gtd. Notes, 144A
5.375%	12/15/21	(a)	50	50,000
Prince Mineral Holding Corp.,
Sr. Sec’d. Notes, 144A
11.500%	12/15/19		35	32,200
Principal Financial Group, Inc.,
Gtd. Notes
1.850%	11/15/17		26	26,186
8.875%	05/15/19		200	246,210

SEE NOTES TO FINANCIAL STATEMENTS.

A253

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Principal Life Global Funding II,
Sr. Sec’d. Notes, 144A
1.000%	12/11/15		94	$94,162
2.250%	10/15/18		212	215,877
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
5.800%	08/15/34		100	123,830
Progress Energy, Inc.,
Sr. Unsec’d. Notes
3.150%	04/01/22		320	319,890
Project Homestake Merger Corp.,
Gtd. Notes, 144A
8.875%	03/01/23		90	87,300
ProLogis LP,
Gtd. Notes
4.250%	08/15/23		310	318,098
6.875%	03/15/20		73	84,327
PSEG Power LLC,
Gtd. Notes
4.300%	11/15/23		74	76,449
5.125%	04/15/20		100	110,408
5.500%	12/01/15		200	203,778
Public Service Co. of Colorado,
First Mortgage
2.250%	09/15/22		31	29,864
Public Service Co. of New Hampshire,
First Mortgage
3.500%	11/01/23		50	51,341
Public Service Co. of Oklahoma,
Sr. Unsec’d. Notes
5.150%	12/01/19		50	55,490
Public Service Electric & Gas Co.,
Sec’d. Notes, MTN
3.650%	09/01/42		56	50,006
Puget Sound Energy, Inc.,
First Mortgage
4.300%	05/20/45		185	183,964
Jr. Sub. Notes
6.974%(c)	06/01/67		685	628,577
QEP Resources, Inc.,
Sr. Unsec’d. Notes
5.250%	05/01/23	(a)	98	93,835
5.375%	10/01/22	(a)	150	144,855
Quad/Graphics, Inc.,
Gtd. Notes
7.000%	05/01/22		50	48,625
Quest Diagnostics, Inc.,
Gtd. Notes
4.750%	01/30/20		180	195,988
Quicken Loans, Inc.,
Gtd. Notes, 144A
5.750%	05/01/25	(a)	39	37,343
Quintiles Transnational Corp.,
Gtd. Notes, 144A
4.875%	05/15/23		40	40,200
Qwest Capital Funding, Inc.,
Gtd. Notes
6.875%	07/15/28		5	4,913
7.750%	02/15/31		160	164,800

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Qwest Corp.,
Sr. Unsec’d. Notes
7.250%	09/15/25		25	$28,541
Rain CII Carbon LLC/CII Carbon Corp.,
Sec’d. Notes, 144A
8.000%	12/01/18		70	68,250
8.250%	01/15/21	(a)	200	194,500
Range Resources Corp.,
Gtd. Notes
6.750%	08/01/20		48	49,560
RCN Telecom Services LLC/RCN Capital Corp.,
Sr. Unsec’d. Notes, 144A
8.500%	08/15/20		93	97,417
Realogy Group LLC/Realogy Co-Issuer Corp.,
Gtd. Notes, 144A
5.250%	12/01/21	(a)	300	303,750
Regal Entertainment Group,
Sr. Unsec’d. Notes
5.750%	03/15/22		145	146,624
5.750%	02/01/25		20	19,525
Regency Centers LP,
Gtd. Notes, REIT
5.875%	06/15/17		432	466,912
Regency Energy Partners LP/Regency Energy Finance Corp.,
Gtd. Notes
4.500%	11/01/23		25	24,125
5.000%	10/01/22		81	82,280
5.500%	04/15/23		100	101,780
Republic Services, Inc.,
Gtd. Notes
5.500%	09/15/19		330	368,595
Resolute Forest Products, Inc.,
Gtd. Notes
5.875%	05/15/23		15	13,650
Revlon Consumer Products Corp.,
Gtd. Notes
5.750%	02/15/21	(a)	25	24,500
Reynolds American, Inc.,
Gtd. Notes
4.000%	06/12/22		710	725,241
5.850%	08/15/45		420	440,536
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, REIT, 144A
5.000%	04/15/23		200	196,000
Rice Energy, Inc.,
Gtd. Notes, 144A
7.250%	05/01/23		36	36,900
Rite Aid Corp.,
Gtd. Notes, 144A
6.125%	04/01/23	(a)	252	259,560
Rose Rock Midstream LP/Rose Rock Finance Corp.,
Gtd. Notes
5.625%	07/15/22		31	30,303
Gtd. Notes, 144A
5.625%	11/15/23		34	32,983
Rosetta Resources, Inc.,
Gtd. Notes
5.875%	06/01/22	(a)	165	176,137
5.875%	06/01/24	(a)	10	10,775

SEE NOTES TO FINANCIAL STATEMENTS.

A254

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes
7.500%	10/15/27		9	$10,440
Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN
3.500%	06/01/17		622	646,833
Sabine Oil & Gas Corp.,
Gtd. Notes
9.750%	02/15/17		34	5,270
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.625%	04/15/23		482	480,342
5.750%	05/15/24	(a)	100	99,625
Sr. Sec’d. Notes, 144A
5.625%	03/01/25	(a)	47	46,530
Sabre GLBL, Inc.,
Sr. Sec’d. Notes, 144A
5.375%	04/15/23	(a)	133	131,005
SandRidge Energy, Inc.,
Gtd. Notes
7.500%	03/15/21		105	45,937
SBA Communications Corp.,
Sr. Unsec’d. Notes
4.875%	07/15/22		88	85,690
Schlumberger Investment SA,
Gtd. Notes
3.650%	12/01/23		98	101,275
Gtd. Notes, 144A
2.400%	08/01/22		50	48,004
Schlumberger Oilfield UK PLC,
Gtd. Notes, 144A
4.200%	01/15/21		205	220,273
Scientific Games International, Inc.,
Gtd. Notes
10.000%	12/01/22		70	67,025
Sr. Sec’d. Notes, 144A
7.000%	01/01/22	(a)	40	41,300
Sealed Air Corp.,
Gtd. Notes, 144A
5.125%	12/01/24	(a)	40	39,450
5.250%	04/01/23		87	87,544
Select Income REIT,
Sr. Unsec’d. Notes, REIT
2.850%	02/01/18		1,170	1,185,794
SemGroup Corp.,
Gtd. Notes
7.500%	06/15/21		36	37,620
Sempra Energy,
Sr. Unsec’d. Notes
2.875%	10/01/22		983	953,096
4.050%	12/01/23		225	232,398
Senior Housing Properties Trust,
Sr. Unsec’d. Notes, REIT
6.750%	04/15/20		318	357,108
Serta Simmons Holdings LLC,
Sr. Unsec’d. Notes, 144A
8.125%	10/01/20	(a)	620	654,100

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Service Corp. International,
Sr. Unsec’d. Notes
5.375%	01/15/22	(a)	300	$315,000
8.000%	11/15/21		85	99,025
Seventy Seven Energy, Inc.,
Sr. Unsec’d. Notes
6.500%	07/15/22	(a)	44	28,160
Seventy Seven Operating LLC,
Gtd. Notes
6.625%	11/15/19	(a)	45	35,550
Shingle Springs Tribal Gaming Authority,
Sr. Unsec’d. Notes, 144A
9.750%	09/01/21		75	83,250
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc.,
Gtd. Notes, 144A
6.375%	05/01/22	(a)	55	53,350
Simon Property Group LP,
Sr. Unsec’d. Notes, REIT
4.375%	03/01/21		175	189,589
6.125%	05/30/18		150	168,538
Sinclair Television Group, Inc.,
Gtd. Notes
5.375%	04/01/21	(a)	318	320,385
6.125%	10/01/22	(a)	85	87,337
6.375%	11/01/21		40	41,300
Gtd. Notes, 144A
5.625%	08/01/24	(a)	50	48,875
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
4.625%	05/15/23		31	29,101
5.375%	04/15/25	(a)	23	22,195
5.750%	08/01/21		56	57,540
5.875%	10/01/20		20	20,500
6.000%	07/15/24		451	455,510
SITEL LLC/Sitel Finance Corp.,
Gtd. Notes
11.500%	04/01/18		61	53,527
Six Flags Entertainment Corp.,
Gtd. Notes, 144A
5.250%	01/15/21		130	132,925
SL Green Realty Corp.,
Gtd. Notes, REIT
5.000%	08/15/18		8	8,565
7.750%	03/15/20		677	806,597
SM Energy Co.,
Sr. Unsec’d. Notes
5.625%	06/01/25		43	42,561
6.500%	11/15/21	(a)	227	236,647
6.500%	01/01/23		50	51,250
Smithfield Foods, Inc.,
Sr. Unsec’d. Notes
6.625%	08/15/22		100	106,750
Sr. Unsec’d. Notes, 144A
5.250%	08/01/18		73	74,095
Southern California Edison Co.,
First Mortgage
3.600%	02/01/45		300	267,414

SEE NOTES TO FINANCIAL STATEMENTS.

A255

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Southern Power Co.,
Sr. Unsec’d. Notes
5.150%	09/15/41		365	$375,982
5.250%	07/15/43		105	111,341
Southwestern Electric Power Co.,
Sr. Unsec’d. Notes
3.900%	04/01/45		460	400,453
Spectra Energy Capital LLC,
Gtd. Notes
5.650%	03/01/20		495	537,192
8.000%	10/01/19		260	308,072
Spectra Energy Partners LP,
Sr. Unsec’d. Notes
2.950%	09/25/18		96	98,181
5.950%	09/25/43		38	41,382
Spectrum Brands, Inc.,
Gtd. Notes
6.625%	11/15/22		75	79,875
6.750%	03/15/20		410	431,730
Gtd. Notes, 144A
5.750%	07/15/25		34	34,510
6.125%	12/15/24		29	30,377
Spirit AeroSystems, Inc.,
Gtd. Notes
5.250%	03/15/22		28	28,910
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28	(a)	55	47,300
8.750%	03/15/32		869	845,103
Sprint Communications, Inc.,
Gtd. Notes, 144A
7.000%	03/01/20	(a)	100	108,770
Sr. Unsec’d. Notes
6.000%	11/15/22		152	138,890
7.000%	08/15/20		235	233,237
Sprint Corp.,
Gtd. Notes
7.125%	06/15/24	(a)	110	102,036
7.250%	09/15/21		52	50,700
7.625%	02/15/25		92	86,710
7.875%	09/15/23		1,379	1,344,939
SS&C Technologies Holdings, Inc.,
Gtd. Notes
5.875%	07/15/23		32	32,320
Standard Pacific Corp.,
Gtd. Notes
5.875%	11/15/24		15	15,450
8.375%	01/15/21		50	58,000
State Street Corp.,
Jr. Sub. Notes
5.250%(c)	12/29/49		370	370,463
Sr. Sub. Notes
3.100%	05/15/23		96	94,049
Sr. Unsec’d. Notes
3.700%	11/20/23		446	460,712
Station Casinos LLC,
Gtd. Notes
7.500%	03/01/21		75	80,250

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Steel Dynamics, Inc.,
Gtd. Notes
5.125%	10/01/21		15	$15,030
5.250%	04/15/23		20	19,850
6.375%	08/15/22	(a)	65	68,006
Sterigenics-Nordion Holdings LLC,
Sr. Unsec’d. Notes, 144A
6.500%	05/15/23	(a)	20	20,300
Stone Energy Corp.,
Gtd. Notes
7.500%	11/15/22		48	41,760
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A
6.125%	07/15/23		40	40,000
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.,
Gtd. Notes
5.500%	08/15/22		20	19,100
7.500%	07/01/21		26	27,235
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.,
Gtd. Notes, 144A
7.375%	02/01/20		28	28,280
SunGard Data Systems, Inc.,
Gtd. Notes
6.625%	11/01/19		450	464,625
Sunoco Logistics Partners Operations LP,
Gtd. Notes
4.250%	04/01/24		280	271,890
4.650%	02/15/22		150	155,506
5.300%	04/01/44		330	300,461
5.350%	05/15/45	(a)	85	77,598
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes, 144A
6.375%	04/01/23	(a)	75	78,000
SunTrust Banks, Inc.,
Sr. Unsec’d. Notes
2.350%	11/01/18		65	65,412
3.500%	01/20/17		270	278,045
SUPERVALU, Inc.,
Sr. Unsec’d. Notes
7.750%	11/15/22	(a)	80	83,950
Swiss Re Treasury US Corp.,
Gtd. Notes, 144A
4.250%	12/06/42		305	294,287
Synchrony Financial,
Sr. Unsec’d. Notes
3.750%	08/15/21		830	836,315
Talen Energy Supply LLC,
Gtd. Notes, 144A
4.625%	07/15/19		50	49,000
Sr. Unsec’d. Notes, 144A
6.500%	06/01/25	(a)	75	75,000
Talos Production LLC/Talos Production Finance, Inc.,
Gtd. Notes, 144A
9.750%	02/15/18		52	45,240
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
5.250%	05/01/23		125	123,750
Gtd. Notes, 144A
5.000%	01/15/18	(a)	61	62,373

SEE NOTES TO FINANCIAL STATEMENTS.

A256

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Target Corp.,
Sr. Unsec’d. Notes
2.300%	06/26/19		100	$101,363
3.500%	07/01/24		770	786,012
Taylor Morrison Communities, Inc./Monarch Communities, Inc.,
Gtd. Notes, 144A
5.875%	04/15/23		43	42,463
TCI Communications, Inc.,
Sr. Unsec’d. Notes
7.125%	02/15/28		200	260,807
TECO Finance, Inc.,
Gtd. Notes
5.150%	03/15/20		100	111,464
TEGNA, Inc.,
Gtd. Notes
6.375%	10/15/23		95	98,919
Gtd. Notes, 144A
4.875%	09/15/21		80	79,400
5.500%	09/15/24		155	153,450
Teleflex, Inc.,
Gtd. Notes
5.250%	06/15/24		35	35,445
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.375%	10/01/21	(a)	60	58,650
4.500%	04/01/21		253	250,470
4.750%	06/01/20		415	421,484
6.000%	10/01/20		63	67,174
6.250%	11/01/18		30	32,587
Sr. Unsec’d. Notes
6.750%	02/01/20	(a)	73	76,285
8.000%	08/01/20		420	437,325
8.125%	04/01/22	(a)	298	325,863
Sr. Unsec’d. Notes, 144A
5.000%	03/01/19	(a)	58	58,000
5.500%	03/01/19	(a)	40	40,350
6.750%	06/15/23		60	61,200
Tenneco, Inc.,
Gtd. Notes
5.375%	12/15/24		28	28,770
Terex Corp.,
Gtd. Notes
6.000%	05/15/21	(a)	325	326,625
Tesoro Corp.,
Gtd. Notes
5.125%	04/01/24		30	30,150
Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
Gtd. Notes
5.875%	10/01/20		55	56,513
6.125%	10/15/21		400	417,000
Gtd. Notes, 144A
5.500%	10/15/19		47	48,763
6.250%	10/15/22		45	46,575
Texas Eastern Transmission LP,
Sr. Unsec’d. Notes, 144A
2.800%	10/15/22		185	173,146
Texas Gas Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.500%	02/01/21		295	298,884

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Textron, Inc.,
Sr. Unsec’d. Notes
3.875%	03/01/25		100	$98,441
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
2.400%	02/01/19		765	764,171
4.150%	02/01/24		135	137,558
Thomson Reuters Corp.,
Sr. Unsec’d. Notes
3.950%	09/30/21		405	424,193
5.850%	04/15/40		100	109,825
Time Warner Cable, Inc.,
Gtd. Notes
4.125%	02/15/21		760	784,658
5.500%	09/01/41	(a)	310	289,127
7.300%	07/01/38		47	52,955
Time Warner Entertainment Co. LP,
Gtd. Notes
8.375%	03/15/23		140	174,037
Time Warner, Inc.,
Gtd. Notes
3.600%	07/15/25		335	325,848
4.650%	06/01/44	(a)	245	232,909
4.750%	03/29/21	(a)	670	724,277
6.200%	03/15/40		435	494,179
T-Mobile USA, Inc.,
Gtd. Notes
6.000%	03/01/23	(a)	39	39,926
6.125%	01/15/22		46	47,495
6.250%	04/01/21	(a)	58	59,450
6.375%	03/01/25	(a)	39	39,877
6.500%	01/15/24	(a)	23	23,747
6.625%	11/15/20		31	32,240
6.625%	04/01/23		46	47,783
6.633%	04/28/21		69	71,587
6.731%	04/28/22	(a)	738	769,365
6.836%	04/28/23	(a)	46	48,357
Tops Holding LLC/Tops Markets II Corp.,
Sr. Sec’d. Notes, 144A
8.000%	06/15/22	(a)	50	50,063
Tosco Corp.,
Gtd. Notes
7.800%	01/01/27		100	130,914
Trans-Allegheny Interstate Line Co.,
Sr. Unsec’d. Notes, 144A
3.850%	06/01/25		335	332,770
TransDigm, Inc.,
Gtd. Notes
5.500%	10/15/20		150	149,063
6.000%	07/15/22		58	57,275
6.500%	07/15/24		58	57,275
Transocean, Inc.,
Gtd. Notes
4.300%	10/15/22		199	149,747
6.500%	11/15/20	(a)	71	65,764
6.875%	12/15/21		109	98,100
Tribune Media Co.,
Gtd. Notes, 144A
5.875%	07/15/22	(a)	37	37,277

SEE NOTES TO FINANCIAL STATEMENTS.

A257

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Tri-State Generation & Transmission Association, Inc.,
First Mortgage, 144A
4.700%	11/01/44		200	$201,462
Tutor Perini Corp.,
Gtd. Notes
7.625%	11/01/18		145	148,625
Tyco International Finance SA,
Gtd. Notes
8.500%	01/15/19		120	143,440
UCI International, Inc.,
Gtd. Notes
8.625%	02/15/19		200	178,000
UDR, Inc.,
Gtd. Notes, REIT
3.700%	10/01/20		360	373,427
Ultra Petroleum Corp.,
Sr. Unsec’d. Notes, 144A
5.750%	12/15/18		80	76,800
6.125%	10/01/24		61	53,527
Unifrax I LLC/Unifrax Holding Co.,
Gtd. Notes, 144A
7.500%	02/15/19		75	75,375
Unit Corp.,
Gtd. Notes
6.625%	05/15/21		158	153,260
United Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.300%	02/15/27		98	100,621
United Parcel Service, Inc.,
Sr. Unsec’d. Notes
2.450%	10/01/22		43	41,494
United Rentals North America, Inc.,
Gtd. Notes
6.125%	06/15/23		300	306,375
7.375%	05/15/20		500	533,495
Sr. Sec’d. Notes
4.625%	07/15/23		39	38,243
United Surgical Partners International, Inc.,
Gtd. Notes
9.000%	04/01/20		340	362,950
United Technologies Corp.,
Sr. Unsec’d. Notes
4.150%	05/15/45	(a)	255	243,490
4.500%	06/01/42		170	172,702
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.750%	02/15/23		29	27,742
2.875%	12/15/21		55	54,994
3.950%	10/15/42		340	307,628
4.700%	02/15/21		95	104,768
5.800%	03/15/36		100	116,290
Univar, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	07/15/23		50	50,500
Universal Health Services, Inc.,
Sr. Sec’d. Notes, 144A
3.750%	08/01/19		14	14,210
4.750%	08/01/22		19	19,617

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Univision Communications, Inc.,
Gtd. Notes, 144A
8.500%	05/15/21		75	$78,937
Sr. Sec’d. Notes, 144A
5.125%	05/15/23	(a)	100	97,000
5.125%	02/15/25		25	24,130
6.750%	09/15/22		193	204,097
US Airways 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.950%	05/15/27		234	235,435
US Airways 2013-1 Class B Pass-Through Trust,
Pass-Through Certificates
5.375%	05/15/23	(a)	160	163,528
US Concrete, Inc.,
Sr. Sec’d. Notes
8.500%	12/01/18		70	73,850
USG Corp.,
Gtd. Notes, 144A
5.500%	03/01/25	(a)	28	27,895
USI, Inc.,
Sr. Unsec’d. Notes, 144A
7.750%	01/15/21		76	77,140
Valeant Pharmaceuticals International,
Gtd. Notes, 144A
6.375%	10/15/20		110	115,844
6.750%	08/15/21		44	45,870
7.000%	10/01/20		22	22,880
7.250%	07/15/22		640	680,000
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
5.375%	03/15/20		120	123,900
5.500%	03/01/23		37	37,370
5.625%	12/01/21	(a)	45	46,013
5.875%	05/15/23	(a)	225	230,625
6.750%	08/15/18		87	91,241
7.500%	07/15/21		685	737,231
Sr. Unsec’d. Notes, 144A
6.125%	04/15/25	(a)	235	241,756
Ventas Realty LP/Ventas Capital Corp.,
Gtd. Notes, REIT
4.250%	03/01/22		615	636,770
4.750%	06/01/21		270	292,562
VeriSign, Inc.,
Sr. Unsec’d. Notes, 144A
5.250%	04/01/25		13	12,967
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.450%	11/01/22		150	140,818
2.625%	02/21/20		33	32,926
3.500%	11/01/24	(a)	155	150,762
3.850%	11/01/42	(a)	1,270	1,048,123
4.500%	09/15/20		719	775,610
4.862%	08/21/46	(a)	1,735	1,623,814
5.850%	09/15/35		100	108,538
6.400%	09/15/33		9	10,313
6.550%	09/15/43	(a)	440	514,692
Sr. Unsec’d. Notes, 144A
4.522%	09/15/48		71	62,375
4.672%	03/15/55	(a)	66	57,417

SEE NOTES TO FINANCIAL STATEMENTS.

A258

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Verizon Pennsylvania LLC,
Gtd. Notes
8.350%	12/15/30		300	$380,527
8.750%	08/15/31		300	392,804
Viacom, Inc.,
Sr. Unsec’d. Notes
3.125%	06/15/22		300	287,110
3.250%	03/15/23		96	91,230
3.875%	12/15/21		200	202,885
4.375%	03/15/43		390	315,960
Viking Cruises Ltd.,
Sr. Unsec’d. Notes, 144A
6.250%	05/15/25		20	19,850
8.500%	10/15/22		89	98,790
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
2.750%	03/15/23		150	146,413
2.950%	01/15/22		325	323,968
Voya Financial, Inc.,
Gtd. Notes
2.900%	02/15/18	(a)	725	743,992
5.500%	07/15/22	(a)	135	151,583
Vulcan Materials Co.,
Sr. Unsec’d. Notes
4.500%	04/01/25		50	49,875
7.500%	06/15/21	(a)	80	92,000
VWR Funding, Inc.,
Gtd. Notes
7.250%	09/15/17		23	23,776
W&T Offshore, Inc.,
Gtd. Notes
8.500%	06/15/19	(a)	60	41,625
Walgreens Boots Alliance, Inc.,
Gtd. Notes
2.700%	11/18/19		69	69,092
Sr. Unsec’d. Notes
3.800%	11/18/24	(a)	730	714,946
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
4.000%	04/11/43		335	319,651
4.300%	04/22/44		215	215,570
5.000%	10/25/40		490	535,886
Walt Disney Co. (The),
Sr. Unsec’d. Notes, MTN
2.550%	02/15/22		100	98,610
Waste Management, Inc.,
Gtd. Notes
2.900%	09/15/22		54	53,080
WCI Communities, Inc.,
Gtd. Notes
6.875%	08/15/21		50	51,625
Weatherford International Ltd.,
Gtd. Notes
4.500%	04/15/22		100	93,907
6.750%	09/15/40		60	55,480
9.875%	03/01/39		110	126,616
Weingarten Realty Investors,
Sr. Unsec’d. Notes, REIT
4.450%	01/15/24		275	284,998

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Wells Fargo & Co.,
Jr. Sub. Notes
5.875%(c)	12/29/49		236	$241,617
Sr. Unsec’d. Notes
2.150%	01/15/19		89	89,553
Sr. Unsec’d. Notes, MTN
3.500%	03/08/22	(a)	990	1,016,936
4.600%	04/01/21	(a)	600	657,287
Sub. Notes
3.450%	02/13/23		420	417,726
4.125%	08/15/23		160	166,125
5.375%	11/02/43		670	715,372
Sub. Notes, MTN
4.100%	06/03/26	(a)	724	727,052
4.650%	11/04/44	(a)	100	95,849
West Corp.,
Gtd. Notes, 144A
5.375%	07/15/22		50	46,750
Western Gas Partners LP,
Sr. Unsec’d. Notes
3.950%	06/01/25	(a)	160	153,874
4.000%	07/01/22		230	230,797
5.375%	06/01/21		121	130,608
Western Refining Logistics LP/WNRL Finance Corp.,
Gtd. Notes, 144A
7.500%	02/15/23		46	47,380
Western Refining, Inc.,
Gtd. Notes
6.250%	04/01/21		27	27,203
Whiting Canadian Holding Co. ULC,
Gtd. Notes
8.125%	12/01/19		350	366,406
Whiting Petroleum Corp.,
Gtd. Notes
5.000%	03/15/19	(a)	80	78,400
5.750%	03/15/21		200	196,800
Williams Partners LP,
Sr. Unsec’d. Notes
3.600%	03/15/22		370	359,250
4.300%	03/04/24		400	393,407
4.900%	01/15/45		170	145,867
5.100%	09/15/45	(a)	225	198,781
Williams Partners LP/ACMP Finance Corp.,
Sr. Unsec’d. Notes
4.875%	05/15/23		295	290,991
6.125%	07/15/22		150	159,375
Windstream Services LLC,
Gtd. Notes
6.375%	08/01/23		35	28,481
7.500%	06/01/22		40	35,150
7.500%	04/01/23	(a)	165	143,963
7.750%	10/01/21	(a)	840	768,600
Wisconsin Electric Power Co.,
Sr. Unsec’d. Notes
3.650%	12/15/42		44	39,989
4.250%	12/15/19	(a)	160	174,014
Wise Metals Group LLC/Wise Alloys Finance Corp.,
Sr. Sec’d. Notes, 144A
8.750%	12/15/18		35	36,969

SEE NOTES TO FINANCIAL STATEMENTS.

A259

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
WMG Acquisition Corp.,
Gtd. Notes, 144A
6.750%	04/15/22		89	$84,566
Sr. Sec’d. Notes, 144A
6.000%	01/15/21		368	375,360
Woodside Homes Co. LLC/Woodside Homes Finance, Inc.,
Gtd. Notes, 144A
6.750%	12/15/21		25	23,625
WPX Energy, Inc.,
Sr. Unsec’d. Notes
5.250%	09/15/24	(a)	173	159,376
6.000%	01/15/22	(a)	165	162,938
WR Grace & Co-Conn,
Gtd. Notes, 144A
5.125%	10/01/21	(a)	37	37,277
5.625%	10/01/24		15	15,187
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Gtd. Notes, 144A
5.500%	03/01/25	(a)	85	80,963
Sr. Unsec’d. Notes
5.375%	03/15/22	(a)	50	50,750
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
0.750%	05/09/16		54	53,842
4.700%	05/15/20		625	681,684
6.500%	07/01/36		140	174,831
Xerox Corp.,
Sr. Unsec’d. Notes
5.625%	12/15/19		150	168,179
Xilinx, Inc.,
Sr. Unsec’d. Notes
2.625%	06/15/17		684	1,057,208
Zayo Group LLC/Zayo Capital, Inc.,
Gtd. Notes
10.125%	07/01/20		37	41,320
Gtd. Notes, 144A
6.000%	04/01/23	(a)	95	93,832
6.375%	05/15/25	(a)	25	24,250
Zebra Technologies Corp.,
Sr. Unsec’d. Notes, 144A
7.250%	10/15/22	(a)	363	392,948
Zoetis, Inc.,
Sr. Unsec’d. Notes
1.875%	02/01/18		41	40,886

				290,138,783

Uruguay
Navios South American Logistics, Inc./Navios Logistics Finance US, Inc.,
Gtd. Notes, 144A
7.250%	05/01/22	(a)	68	65,110

Venezuela — 0.1%
Petroleos de Venezuela SA,
Gtd. Notes
5.375%	04/12/27		2,081	712,708

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Venezuela (continued)
Gtd. Notes, RegS
5.250%	04/12/17			241	$120,205
6.000%	11/15/26			1,353	476,815

					1,309,728

TOTAL CORPORATE BONDS (cost $375,988,476)					370,468,174

FOREIGN GOVERNMENT BONDS — 1.6%
Belize Government International Bond (Belize),
Sr. Unsec’d. Notes, 144A
5.000%(c)	02/20/38			23	16,950
Sr. Unsec’d. Notes, RegS
5.000%(c)	02/20/38			168	125,850
Bolivian Government International Bond (Bolivia),
Sr. Unsec’d. Notes, RegS
5.950%	08/22/23			200	212,000
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
2.625%	01/05/23	(a)		600	532,500
4.250%	01/07/25	(a)		1,500	1,448,250
7.125%	01/20/37			235	265,550
8.000%	01/15/18			130	140,855
8.250%	01/20/34			482	598,885
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.000%	02/26/24			400	398,000
4.375%	07/12/21			200	209,200
4.375%	03/21/23		COP	205,000	71,095
5.000%	06/15/45			200	185,000
6.125%	01/18/41			362	391,865
7.375%	03/18/19			450	521,100
7.375%	09/18/37			183	225,547
Costa Rica Government International Bond (Costa Rica),
Sr. Unsec’d. Notes, RegS 3
7.000%	04/04/44			550	532,125
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes, RegS
5.500%	04/04/23			200	205,626
6.625%	07/14/20			150	164,039
6.750%	11/05/19			350	385,217
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A
6.850%	01/27/45			200	204,000
Sr. Unsec’d. Notes, RegS
5.875%	04/18/24			170	176,375
6.600%	01/28/24			100	107,750
7.450%	04/30/44			230	251,275
7.500%	05/06/21			200	224,500
9.040%	01/23/18			170	183,232
Ecuador Government International Bond (Ecuador),
Notes, RegS
9.375%	12/15/15			500	496,250
Sr. Unsec’d. Notes, 144A
10.500%	03/24/20			400	401,000
Unsec’d. Notes, RegS
7.950%	06/20/24			400	357,000

SEE NOTES TO FINANCIAL STATEMENTS.

A260

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A
5.875%	06/11/25	600	$585,900
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes, RegS
7.750%	01/24/23	150	162,937
8.250%	04/10/32	179	195,557
Unsec’d. Notes, RegS
6.375%	01/18/27	150	145,125
Guatemala Government International Bond (Guatemala),
Sr. Unsec’d. Notes, RegS
4.875%	02/13/28	200	195,500
5.750%	06/06/22	200	215,000
Honduras Government International Bond (Honduras),
Sr. Unsec’d. Notes, RegS
7.500%	03/15/24	200	216,333
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.375%	02/21/23	836	904,301
5.375%	03/25/24	286	309,953
5.750%	11/22/23	80	88,600
6.250%	01/29/20	310	347,200
6.375%	03/29/21	156	176,982
Hydro-Quebec (Canada),
Gov’t. Gtd. Notes
8.400%	01/15/22	150	198,121
9.400%	02/01/21	50	66,696
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, 144A
4.125%	01/15/25	600	588,750
Sr. Unsec’d. Notes, RegS
3.375%	04/15/23	200	188,500
5.875%	03/13/20	300	333,750
5.875%	01/15/24	700	773,500
6.750%	01/15/44	200	232,000
8.500%	10/12/35	360	486,000
11.625%	03/04/19	100	131,000
Sr. Unsec’d. Notes, MTN, RegS
4.125%	01/15/25	200	196,250
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes, RegS
5.375%	07/23/24	200	187,500
5.750%	12/31/32	310	290,687
Jamaica Government International Bond (Jamaica),
Sr. Unsec’d. Notes
8.000%	06/24/19	100	112,117
8.000%	03/15/39	100	111,875
9.250%	10/17/25	160	196,000
Unsec’d. Notes
10.625%	06/20/17	49	55,983
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, RegS
4.875%	10/14/44	200	172,500

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
Lebanon Government International Bond (Lebanon),
Sr. Unsec’d. Notes, MTN
4.500%	04/22/16			160	$160,598
6.375%	03/09/20			300	311,625
6.600%	11/27/26			350	358,225
9.000%	03/20/17			410	440,750
Sr. Unsec’d. Notes, RegS
8.250%	04/12/21			850	958,375
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes, RegS
6.125%	03/09/21			350	402,797
7.375%	02/11/20			100	118,830
Mexican Bonos (Mexico),
Bonds
10.000%	12/05/24		MXN	3,914	318,836
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
3.625%	03/15/22			400	404,800
4.000%	10/02/23			1,324	1,360,410
4.600%	01/23/46			510	471,750
5.550%	01/21/45			800	851,000
5.750%	10/12/2110			350	343,875
Sr. Unsec’d. Notes, MTN
3.500%	01/21/21	(a)		250	255,000
Morocco Government International Bond (Morocco),
Sr. Unsec’d. Notes, RegS
4.250%	12/11/22			200	204,000
5.500%	12/11/42			250	253,063
Namibia Government International Bond (Namibia),
Sr. Unsec’d. Notes, RegS
5.500%	11/03/21			200	214,216
Pakistan Government International Bond (Pakistan),
Sr. Unsec’d. Notes, RegS
6.875%	06/01/17			300	311,625
7.250%	04/15/19			200	209,627
8.250%	04/15/24			200	217,500
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.300%	04/29/53			390	340,275
7.125%	01/29/26			200	252,000
8.875%	09/30/27			163	230,645
9.375%	04/01/29			120	177,600
Parpublica - Participacoes Publicas SGPS SA (Portugal),
Sr. Unsec’d. Notes
5.250%	09/28/17		EUR	950	1,168,992
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
5.625%	11/18/50			123	137,145
8.750%	11/21/33			452	682,520
Sr. Unsec’d. Notes, RegS
6.950%	08/12/31		PEN	431	133,060
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
3.900%	11/26/22		PHP	10,000	219,561
4.200%	01/21/24			320	348,800
6.375%	10/23/34			200	265,250
7.750%	01/14/31			900	1,298,250
8.375%	06/17/19			235	290,813
10.625%	03/16/25			120	191,550

SEE NOTES TO FINANCIAL STATEMENTS.

A261

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
3.000%	03/17/23	275	$269,995
4.000%	01/22/24	370	387,113
5.125%	04/21/21	160	177,504
Province of Ontario Canada (Canada),
Sr. Unsec’d. Notes
1.650%	09/27/19	321	319,721
2.300%	05/10/16	175	177,661
Province of Quebec Canada (Canada),
Debs.
7.500%	07/15/23	225	298,750
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, RegS
9.375%	09/14/18	250	245,625
9.625%	04/18/28	200	193,500
10.875%	01/26/21	160	160,800
11.750%	10/05/15	130	130,065
Republic of Angola Via Northern Lights III BV (Angola),
Sr. Unsec’d. Notes, RegS
7.000%	08/16/19	250	249,563
Republic of Argentina (Argentina),
Bonds
7.000%	10/03/15	847	843,034
7.000%	04/17/17	65	62,597
Republic of Belarus (Belarus),
Sr. Unsec’d. Notes
8.750%	08/03/15	200	197,700
8.950%	01/26/18	100	95,425
Republic of Gabonese (Gabon),
Bonds, RegS
6.375%	12/12/24	200	193,500
Republic of Ghana (Ghana),
Unsec’d. Notes, RegS
7.875%	08/07/23	200	180,540
Republic of Honduras (Honduras),
Sr. Unsec’d. Notes, RegS
8.750%	12/16/20	270	305,775
Republic of Paraguay (Paraguay),
Notes, RegS
6.100%	08/11/44	200	203,000
Sr. Unsec’d. Notes, RegS
4.625%	01/25/23	200	202,000
Republic of Serbia (Serbia),
Sr. Unsec’d. Notes, RegS
7.250%	09/28/21	620	694,400
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, RegS
4.375%	08/22/23	120	122,988
4.875%	01/22/24	122	129,015
6.125%	01/22/44	80	89,760
6.750%	02/07/22	114	133,095

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
Russian Foreign Bond (Russia),
Sr. Unsec’d. Notes, 144A
3.250%	04/04/17		200	$204,000
Sr. Unsec’d. Notes, RegS
3.250%	04/04/17		200	204,000
3.500%	01/16/19		1,000	983,750
4.875%	09/16/23	(a)	1,000	989,000
5.000%	04/29/20		800	821,040
5.625%	04/04/42		200	188,000
7.500%	03/31/30		1,678	1,965,785
South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
4.665%	01/17/24		100	102,250
5.500%	03/09/20		200	217,600
5.875%	09/16/25	(a)	300	332,353
6.875%	05/27/19		200	227,500
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes, RegS
5.875%	07/25/22	(a)	200	196,500
6.250%	10/04/20		200	204,760
6.250%	07/27/21		200	202,750
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
5.625%	03/30/21		200	215,580
5.750%	03/22/24		500	541,250
6.000%	01/14/41		450	474,075
6.750%	04/03/18		100	110,273
7.000%	03/11/19		600	674,340
7.000%	06/05/20		179	204,322
7.375%	02/05/25		805	966,000
7.500%	07/14/17		240	264,864
8.000%	02/14/34		400	515,800
Unsec’d. Notes
6.625%	02/17/45	(a)	400	459,000
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes, RegS
6.580%	11/21/16		200	99,000
7.800%	11/28/22		200	103,000
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
5.100%	06/18/50		356	339,288
7.625%	03/21/36		239	318,978
Sr. Unsec’d. Notes, PIK
7.875%	01/15/33		39	53,006
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes
7.650%	04/21/25		159	58,035
9.375%	01/13/34		625	243,750
Sr. Unsec’d. Notes, RegS
6.000%	12/09/20		144	53,095
7.000%	03/31/38		100	35,000
7.750%	10/13/19		830	321,625
9.000%	05/07/23		170	65,875
9.250%	05/07/28		375	143,437
11.950%	08/05/31		369	157,876
Vietnam Government International Bond (Vietnam),
Sr. Unsec’d. Notes, RegS
4.800%	11/19/24		200	200,000

SEE NOTES TO FINANCIAL STATEMENTS.

A262

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
6.750%	01/29/20	200	$221,000

TOTAL FOREIGN GOVERNMENT BONDS (cost $51,632,331)			50,539,899

MUNICIPAL BONDS
California
City of Los Angeles Department of Airports,
Revenue Bonds
6.582%	05/15/39	90	113,130
Illinois
State of Illinois,
General Obligation Unlimited
5.100%	06/01/33	350	324,853
New York
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	195	186,672
5.647%	11/01/40	45	51,923

			238,595

TOTAL MUNICIPAL BONDS (cost $702,086)			676,578

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 4.1%
Alternative Loan Trust,
Series 2004-4CB, Class 1A5
5.500%	04/25/34	28	28,456
Series 2004-24CB, Class 2A1
5.000%	11/25/19	311	313,871
Series 2004-28CB, Class 3A1
6.000%	01/25/35	1,131	1,108,101
Series 2004-32CB, Class 2A5
5.500%	02/25/35	743	752,810
Series 2004-J5, Class 2A1
0.865%(c)	08/25/34	1,256	1,245,493
Series 2005-21CB, Class A17
6.000%	06/25/35	1,454	1,487,227
Series 2005-46CB, Class A1
5.750%	10/25/35	965	940,327
Series 2005-64CB, Series 1A15
5.500%	12/25/35	1,443	1,370,627
Series 2005-J3, Class 3A1
6.500%	09/25/34	560	572,599
Alternative Loan Trust Resecuritization,
Series 2003-23T2, Class A2
5.000%(c)	09/25/33	596	608,298
Banc of America Alternative Loan Trust,
Series 2006-5, Class 3A1
6.000%	06/25/46	463	456,363
Banc of America Funding Trust,
Series 2005-6, Class 1A2
5.500%	10/25/35	927	889,725
Bear Stearns ARM Trust,
Series 2004-2, Class 11A
2.624%(c)	05/25/34	653	638,881
Series 2005-6, Class 1A1
2.601%(c)	08/25/35	578	517,417

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-AC5, Class A2
0.591%(c)	10/25/34	209	$183,670
Series 2005-AC6, Class 1A2, IO
4.813%(c)	09/25/35	3,491	484,599
Bear Stearns Asset-Backed Securities Trust,
Series 2004-AC1, Class A2
1.191%(c)	03/25/34	749	687,826
Chase Mortgage Finance Trust,
Series 2007-A2, Class 2A1
2.507%(c)	07/25/37	320	323,103
CHL Mortgage Pass-Through Trust,
Series 2004-J3, Class A7
5.500%	05/25/34	162	165,556
Series 2004-9, Class A7
5.250%	06/25/34	341	351,323
Series 2004-25, Class 2A1
0.527%(c)	02/25/35	672	605,099
Series 2005-HYB1, Class 4A1
2.421%(c)	03/25/35	501	462,772
Series 2006-10, Class 1A11
5.850%	05/25/36	225	207,048
Series 2006-15, Class A1
6.250%	10/25/36	274	244,919
Series 2006-18, Class 2A7
6.000%	12/25/36	496	455,999
Series 2007-16, Class A1
6.500%	10/25/37	1,096	1,023,635
Citicorp Mortgage Securities Trust,
Series 2007-6, Class 1A10
6.000%	07/25/37	59	58,805
Citigroup Mortgage Loan Trust, Inc.,
Series 2003-1, Class 3A5
5.250%	09/25/33	1,105	1,146,964
Series 2005-6, Class A2
2.410%(c)	09/25/35	645	644,863
Series 2005-11, Class A2A
2.510%(c)	10/25/35	1,553	1,536,221
Series 2006-4, Class 2A1A
6.000%	12/25/35	2,369	2,190,936
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2004-AR6, Class 7A1
2.669%(c)	10/25/34	882	894,974
Series 2005-7, Class 5A1
4.750%	08/25/20	524	526,424
Series 2005-10, Class 1A1
5.000%	11/25/20	388	392,115
Series 2005-10, Class 12A1
5.250%	11/25/20	42	42,592
Fannie Mae Grantor Trust,
Series 2002-T12, Class A3
7.500%	05/25/42	240	292,904
Series 2002-T19, Class A2
7.000%	07/25/42	407	467,559
Fannie Mae Interest Strip,
Series 417, Class C11, IO
2.500%	02/25/28	3,926	366,638

SEE NOTES TO FINANCIAL STATEMENTS.

A263

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae REMIC Trust,
Series 2002-W10, Class A4
5.700%	08/25/42	1,466	$1,593,336
Series 2003-W10, Class 3A5
4.299%	06/25/43	745	796,727
Series 2004-W11, Class 1A1
6.000%	05/25/44	696	812,971
Series 2004-W11, Class 1PO, PO
1.729%(s)	05/25/44	522	478,390
Series 2004-W12, Class 1A2
6.500%	07/25/44	505	598,515
Series 2004-W12, Class 1PO, PO
1.966%(s)	07/25/44	865	782,785
Series 2009-W1, Class A
6.000%	12/25/49	450	520,237
Fannie Mae REMICS,
Series 2006-8, Class FH
0.441%(c)	03/25/36	816	810,523
Series 2013-31, Class NC
3.000%	04/25/43	554	548,405
Series 2001-63, Class TC
6.000%	12/25/31	447	501,155
Series 2011-84, Class PZ
5.250%	09/25/41	367	432,589
Series 2003-34, Class SG, IO
6.810%(c)	02/25/33	707	56,859
Series 2003-49, Class YC
4.000%	06/25/23	269	286,392
Series 2003-78, Class B
5.000%	08/25/23	812	874,932
Series 2004-70, Class EB
5.000%	10/25/24	134	144,643
Series 2005-87, Class PE
5.000%	12/25/33	67	67,507
Series 2006-44, Class P, PO
2.360%(s)	12/25/33	93	80,732
Series 2006-77, Class PC
6.500%	08/25/36	194	222,538
Series 2006-114, Class HD
5.500%	10/25/35	231	239,035
Series 2006-118, Class A2
0.253%(c)	12/25/36	118	117,656
Series 2007-30, Class KA
5.000%	07/25/36	957	987,599
Series 2007-109, Class YI, IO
6.260%(c)	12/25/37	1,001	150,123
Series 2008-85, Class EB
5.000%	09/25/28	106	116,783
Series 2010-27, Class PM
4.000%	01/25/39	48	48,471
Series 2010-111, Class AE
5.500%	04/25/38	288	308,414
Series 2011-37, Class VC
4.500%	01/25/28	1,489	1,529,206
Series 2011-52, Class GB
5.000%	06/25/41	1,010	1,115,032
Series 2012-13, Class JP
4.500%	02/25/42	300	316,912

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2013-4, Class AJ
3.500%	02/25/43	784	$810,744
Series 2013-4, Class PC
2.000%	06/25/42	1,160	1,141,397
Series 2013-13, Class IK, IO
2.500%	03/25/28	2,945	269,425
Series 2013-83, Class CA
3.500%	10/25/37	898	956,045
Series 2013-96, Class YA
3.500%	09/25/38	1,243	1,293,050
Fannie Mae Trust,
Series 2003-W3, Class 2A5
5.356%	06/25/42	311	344,573
Series 2003-W6, Class 1A41
5.398%	10/25/42	649	703,685
Series 2003-W6, Class F
0.541%(c)	09/25/42	714	710,527
Series 2004-W1, Class 1A7
5.681%	11/25/43	1,103	1,216,543
Series 2004-W9, Class 1PO, PO
1.690%(s)	02/25/44	726	664,070
FDIC Trust,
Series 2013-N1, Class A, 144A
4.500%	10/25/18	50	50,039
FHLMC Structured Pass-Through Securities,
Series T-48, Class 1A4
5.538%	07/25/33	788	872,435
First Horizon Mortgage Pass-Through Trust,
Series 2004-AR7, Class 4A1
2.468%(c)	02/25/35	527	523,412
Series 2006-2, Class 1A3
6.000%	08/25/36	506	477,485
Freddie Mac REMICS,
Series 2121, Class C
6.000%	02/15/29	443	506,512
Series 2768, Class PK
5.000%	03/15/34	184	192,187
Series 2846, Class GB
5.000%	08/15/24	889	965,949
Series 2877, Class PB
5.500%	10/15/34	880	960,632
Series 2902, Class QG
5.500%	12/15/34	360	407,068
Series 2907, Class VC
4.500%	05/15/34	67	67,238
Series 3158, Class NE
5.500%	05/15/36	363	394,063
Series 3187, Class Z
5.000%	07/15/36	679	749,695
Series 3387, Class FC
0.787%(c)	11/15/37	1,251	1,253,793
Series 3443, Class PT
6.500%	03/15/37	932	1,072,749
Series 3704, Class DC
4.000%	11/15/36	239	253,789
Series 3770, Class KB
4.000%	12/15/25	1,845	2,017,902
Series 3777, Class EM

SEE NOTES TO FINANCIAL STATEMENTS.

A264

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
4.500%	01/15/29	2,000	$2,126,228
Series 3816, Class HN
4.500%	01/15/41	485	515,617
Series 3819, Class JP
4.000%	08/15/39	214	219,504
Series 3825, Class CB
3.500%	03/15/26	1,807	1,899,179
Series 3827, Class BM
5.500%	08/15/39	1,308	1,432,130
Series 3829, Class BE
3.500%	03/15/26	1,000	1,051,312
Series 3920, Class LP
5.000%	01/15/34	596	652,134
Series 4054, Class HI, IO
3.000%	05/15/26	3,430	277,745
Series 4136, Class DF
0.487%(c)	11/15/42	1,609	1,593,601
Series 4168, Class JA
3.500%	02/15/43	752	789,338
Series 4219, Class JA
3.500%	08/15/39	1,038	1,096,746
Series 4374, Class NC
1.750%	02/15/46	1,753	1,822,081
Freddie Mac Strips,
Series 279, Class 35
3.500%	09/15/42	1,225	1,281,330
Series 304, Class C32, IO
3.000%	12/15/27	2,217	218,926
Government National Mortgage Assoc.,
Series 2003-34, Class PM
4.000%	04/20/33	632	680,211
Series 2004-19, Class KE
5.000%	03/16/34	855	971,286
Series 2005-3, Class QB
5.000%	01/16/35	250	279,623
Series 2008-38, Class BG
5.000%	05/16/38	360	408,330
Series 2009-116, Class VE
4.500%	08/20/28	1,187	1,248,370
Series 2011-22, Class WA
5.944%(c)	02/20/37	519	581,987
Series 2011-71, Class ZC
5.500%	07/16/34	1,771	2,063,488
Series 2012-80, Class IB, IO
0.300%(c)	10/20/39	20,492	149,499
Series 2012-H21, Class CF
0.883%(c)	05/20/61	2,089	2,102,544
Series 2012-H24, Class FG
0.613%(c)	04/20/60	697	698,143
Series 2012-H31, Class FD
0.523%(c)	12/20/62	938	935,933
Series 2013-H04, Class BA
1.650%	02/20/63	826	823,517
Series 2013-H05, Class FB
0.583%(c)	02/20/62	856	857,530
GSR Mortgage Loan Trust,
Series 2004-12, Class 3A6
2.613%(c)	12/25/34	1,076	1,061,690

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2004-14, Class 5A1
2.741%(c)	12/25/34	732	$725,736
Homestar Mortgage Acceptance Corp.,
Series 2004-4, Class A3
1.287%(c)	09/25/34	384	380,216
Impac CMB Trust,
Series 2004-5, Class 1M3
1.132%(c)	10/25/34	501	452,766
Series 2004-9, Class 1A1
0.947%(c)	01/25/35	960	871,388
Series 2007-A, Class M1, 144A
0.587%(c)	05/25/37	476	448,007
IndyMac INDX Mortgage Loan Trust,
Series 2004-AR12, Class A1
0.967%(c)	12/25/34	2,608	2,210,488
JPMorgan Mortgage Trust,
Series 2004-A6, Class 3A3
2.311%(c)	12/25/34	476	472,969
Series 2005-A3, Class 4A1
2.664%(c)	06/25/35	506	511,147
Series 2005-A8, Class 2A3
2.346%(c)	11/25/35	499	472,094
Series 2006-S2, Class 2A1
5.000%	06/25/21	149	146,185
Series 2007-A1, Class 3A2
2.642%(c)	07/25/35	1,308	1,296,247
Series 2007-S3, Class 2A3
6.000%	08/25/22	534	533,190
Lehman XS Trust,
Series 2005-5N, Class 3A1A
0.491%(c)	11/25/35	3,629	3,214,659
MASTR Alternative Loan Trust,
Series 2004-6, Class 8A1
5.500%	07/25/34	2,166	2,246,326
Series 2005-3, Class 4A1
5.500%	03/25/20	240	247,983
Series 2005-6, Class 1A2
5.500%	12/25/35	973	861,276
MASTR Asset Securitization Trust,
Series 2003-11, Class 8A1
5.500%	12/25/33	555	588,665
Merrill Lynch Mortgage Investors Trust,
Series 2003-A, Class 2A1
0.967%(c)	03/25/28	534	511,714
Series 2003-F, Class A1
0.827%(c)	10/25/28	425	414,648
Series 2004-B, Class A1
0.687%(c)	05/25/29	335	325,233
Morgan Stanley Mortgage Loan Trust,
Series 2004-5AR, Class 3A5
2.394%(c)	07/25/34	270	267,899
Series 2004-5AR, Class 4A
2.641%(c)	07/25/34	907	868,680
Series 2006-7, Class 1A
5.000%	06/25/21	408	375,155
Opteum Mortgage Acceptance Corp. Trust,
Series 2006-1, Class 1APT
0.397%(c)	04/25/36	366	312,951

SEE NOTES TO FINANCIAL STATEMENTS.

A265

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
RALI Trust,
Series 2004-QA3, Class CB2
3.485%(c)	08/25/34	2,005	$2,045,643
Residential Asset Securitization Trust,
Series 2004-A3, Class A7
5.250%	06/25/34	674	700,001
Series 2005-A8CB, Class A11
6.000%	07/25/35	2,733	2,515,522
RFMSI Trust,
Series 2003-S14, Class A5
0.587%(c)	07/25/18	191	187,968
Series 2005-S9, Class A5
5.750%	12/25/35	342	327,318
Series 2007-S9, Class 2A1
5.500%	09/25/22	94	94,797
Sequoia Mortgage Trust,
Series 2007-3, Class 1A1
0.388%(c)	07/20/36	1,146	1,066,102
Springleaf Mortgage Loan Trust,
Series 2012-3A, Class A, 144A
1.570%(c)	12/25/59	66	65,930
Series 2013-1A, Class A, 144A
1.270%(c)	06/25/58	270	270,112
Series 2013-2A, Class M1, 144A
3.520%(c)	12/25/65	722	735,263
Series 2013-2A, Class M2, 144A
4.480%(c)	12/25/65	700	719,193
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-9XS, Class A
0.557%(c)	07/25/34	721	693,636
Series 2005-19XS, Class 2A1
0.491%(c)	10/25/35	1,654	1,535,112
Structured Asset Mortgage Investments II Trust,
Series 2003-AR4, Class A1
0.888%(c)	01/19/34	1,042	1,007,589
Series 2004-AR1, Class 1A1
0.888%(c)	03/19/34	1,132	1,078,370
Structured Asset Securities Corp.,
Series 2003-3XS, Class A8
5.230%	03/25/33	389	405,451
Series 2004-15, Class 1A1
5.384%(c)	09/25/24	1,253	1,304,140
Structured Asset Securities Corp. Trust,
Series 2005-6, Class 5A2
5.000%	05/25/35	338	344,840
WaMu Mortgage Pass-Through Certificates Trust,
Series 2003-S5, Class 2A
5.000%	06/25/18	280	286,977
Series 2005-AR10, Class 1A4
2.401%(c)	09/25/35	242	240,274
Series 2005-AR12, Class 1A8
2.326%(c)	10/25/35	832	799,647
Series 2005-AR7, Class A3
2.475%(c)	08/25/35	471	469,482
Wells Fargo Mortgage-Backed Securities Trust,
Series 2003-G, Class A1
2.615%(c)	06/25/33	1,348	1,359,534
Series 2003-H, Class A1

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
2.630%(c)	09/25/33	183	$184,990
Series 2003-N, Class 2A1
2.490%(c)	12/25/33	600	588,851
Series 2004-DD, Class 2A6
2.618%(c)	01/25/35	1,842	1,834,430
Series 2004-R, Class 2A1
2.626%(c)	09/25/34	460	465,735
Series 2004-W, Class A1
2.620%(c)	11/25/34	809	807,453
Series 2005-AR3, Class 1A1
2.716%(c)	03/25/35	1,411	1,421,532
Series 2005-AR4, Class 2A2
2.632%(c)	04/25/35	482	490,274
Series 2006-AR8, Class 3A1
2.599%(c)	04/25/36	1,225	1,183,532
Series 2007-2, Class 3A5
5.250%	03/25/37	443	454,600
Series 2007-7, Class A43
0.687%(c)	06/25/37	184	158,698

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $128,847,432)			130,536,853

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.8%
Fannie Mae Principal Strip, MTN
4.630%(s)	05/15/30	900	532,014
Federal Home Loan Mortgage Corp.
1.150%	02/13/18	4,000	4,004,356
3.500%	03/01/32-07/01/33	16,052	16,744,734
4.000%	02/01/26-10/01/42	3,151	3,362,193
4.500%	09/01/24-03/01/44	1,945	2,127,734
5.000%	04/01/22-10/01/40	2,608	2,862,671
5.500%	06/01/23-06/01/37	1,260	1,388,843
7.000%	11/01/37	403	467,069
Federal National Mortgage Assoc.
0.674%(c)	11/01/23	1,928	1,927,916
1.735%	05/01/20	1,115	1,105,533
1.770%	02/01/20	1,503	1,499,934
2.010%	06/01/20	1,300	1,301,542
2.090%	11/01/22	949	931,253
2.180%	07/01/20	1,146	1,157,403
2.330%	01/01/23	992	983,247
2.340%	12/01/22	2,013	1,997,458
2.350%	05/01/23	922	911,876
2.370%	12/01/22	795	789,024
2.390%	12/01/22-05/01/23	2,453	2,437,206
2.400%	09/01/22-01/01/23	4,007	3,999,462
2.450%	04/01/23-05/01/23	2,793	2,780,610
2.480%	02/01/25	1,375	1,332,895
2.520%	05/01/23	1,500	1,482,665
2.570%	03/01/23	1,175	1,182,116
2.610%	03/01/23	1,585	1,585,433
2.667%	12/01/22	1,053	1,065,252
2.710%	10/01/22	1,230	1,211,428
2.730%	04/01/25	2,200	2,160,677
2.740%	08/01/22	2,000	2,025,272
2.770%	06/01/23	1,940	1,950,211
2.840%	07/01/22	1,350	1,382,507

SEE NOTES TO FINANCIAL STATEMENTS.

A266

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.960%	04/01/22		946	$977,398
3.030%	12/01/21		1,596	1,654,525
3.070%	02/01/25		1,715	1,749,509
3.440%	11/01/23		1,770	1,856,941
3.450%	01/01/24		1,873	1,965,520
3.500%	08/01/32-08/01/43		19,247	20,009,793
3.540%	10/01/20		1,500	1,599,712
3.590%	08/01/23		2,325	2,462,292
3.760%	03/01/24		2,045	2,188,216
3.770%	09/01/21		1,500	1,617,588
3.805%	05/01/22		891	951,282
3.885%	08/01/25		1,150	1,233,443
4.000%	06/01/32-07/01/43		9,064	9,712,956
4.010%	08/01/21		896	973,289
4.340%	04/01/20		987	1,083,805
4.381%	06/01/21		942	1,037,573
4.500%	06/01/26-04/01/44		2,349	2,553,856
4.506%	06/01/19		1,425	1,537,908
4.630%	01/01/21		593	657,022
4.762%	08/01/26		1,346	1,528,312
5.000%	05/01/23-07/01/41		4,945	5,424,430
5.500%	07/01/21-04/01/37		4,255	4,745,190
6.000%	10/01/22-04/01/39		3,201	3,618,967
7.000%	01/01/39		486	564,942
7.500%	10/01/35		610	738,728
Government National Mortgage Assoc.
4.500%	06/20/25-11/15/39		1,158	1,283,761
5.000%	04/15/25		1,813	1,972,923
6.000%	01/15/40		1,269	1,453,845
Residual Funding Corp., Principal Strip
1.620%(s)	07/15/20		2,000	1,810,112
1.700%(s)	10/15/20		2,500	2,244,300
Tennessee Valley Authority
1.750%	10/15/18		220	221,919
4.875%	01/15/48		520	587,009
Tennessee Valley Authority Principal Strip
3.840%(s)	06/15/35		775	353,502

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $150,261,752)				151,061,102

U.S. TREASURY OBLIGATIONS — 5.5%
U.S. Treasury Bonds
2.500%	02/15/45		60	52,805
U.S. Treasury Notes
0.375%	08/31/15	(k)	150	150,070
0.375%	01/31/16	(k)	39,320	39,372,217
0.500%	07/31/17		1,850	1,843,495
0.750%	12/31/17		10	9,979
1.000%	06/30/19		17,550	17,299,088
1.625%	07/31/19		15,000	15,127,740
2.125%	05/15/25	(a)	47	46,148
4.250%	11/15/17		10,000	10,813,280
U.S. Treasury Strips
0.330%(s)	02/15/35		335	180,889
0.600%(s)	08/15/17		5,000	4,925,285
0.700%(s)	02/15/18		5,000	4,882,400
1.430%(s)	11/15/19		9,000	8,400,798
1.440%(s)	05/15/21		7,700	6,852,738

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. TREASURY OBLIGATIONS (continued)
1.730%(s)	08/15/22	10,000	$8,557,830
1.910%(s)	05/15/20	8,160	7,492,594
2.040%(s)	05/15/23	10,035	8,359,546
2.230%(s)	02/15/21	9,865	8,857,310
2.250%(s)	05/15/28	2,465	1,729,264
2.410%(s)	02/15/22	7,760	6,746,940
2.500%(s)	11/15/30	400	256,092
2.560%(s)	05/15/31	10,425	6,518,878
2.640%(s)	02/15/29	5,325	3,624,807
2.810%(s)	05/15/33	2,500	1,442,930
3.000%(s)	02/15/28	16,000	11,318,240
3.120%(s)	02/15/34	1,800	1,008,664
3.940%(s)	11/15/31	465	285,164

TOTAL U.S. TREASURY OBLIGATIONS (cost $178,377,815)			176,155,191

TOTAL LONG-TERM INVESTMENTS (cost $2,672,402,945)			2,855,841,783

		Shares
SHORT-TERM INVESTMENTS — 14.0%
AFFILIATED MONEY MARKET MUTUAL FUND — 14.0%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $445,172,963; includes $133,687,332 of cash collateral forsecurities on loan)(b)(w)(Note 4)		445,172,963	445,172,963

		Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(k)(n)
U.S. Treasury Bills
0.060%	11/12/15	20	19,998
0.064%	11/12/15	225	224,973
0.070%	08/27/15	125	125,000

TOTAL U.S. TREASURY OBLIGATIONS (cost $369,929)			369,971

TOTAL SHORT-TERM INVESTMENTS (cost $445,542,892)			445,542,934

TOTAL INVESTMENTS — 103.9% (cost $3,117,945,837)			3,301,384,717
Liabilities in excess of other assets(x) — (3.9)%			(124,469,576)

NET ASSETS — 100.0%			$3,176,915,141

SEE NOTES TO FINANCIAL STATEMENTS.

A267

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $131,158,430; cash collateral of $133,687,332 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2015.

(g)	Indicates a security that has been deemed illiquid.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects yield to maturity at purchase date.

(r)	Principal amount is less than $500 par.

(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at June 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2015	Unrealized Appreciation (Depreciation)(1)
Long Positions:
226	2 Year U.S. Treasury Notes	Sep. 2015	$49,384,219	$49,479,875	$95,656
22	5 Year U.S. Treasury Notes	Sep. 2015	2,612,820	2,623,672	10,852
686	10 Year Australian Treasury Bonds	Sep. 2015	495,400,692	495,848,209	447,517
784	10 Year U.S. Treasury Notes	Sep. 2015	98,508,469	98,918,750	410,281
744	20 Year U.S. Treasury Bonds	Sep. 2015	114,944,953	112,227,750	(2,717,203)
2,701	Euro STOXX 50	Sep. 2015	103,987,737	103,465,362	(522,375)
61	FTSE 100 Index	Sep. 2015	6,218,654	6,224,216	5,562
1,836	S&P 500 E-Mini	Sep. 2015	191,364,650	188,593,920	(2,770,730)
79	SGX CNX Nifty Index	Jul. 2015	1,298,989	1,324,751	25,762
409	TOPIX Index	Sep. 2015	54,999,902	54,489,888	(510,014)

					(5,524,692)

Short Positions:
1,499	2 Year U.S. Treasury Notes	Sep. 2015	327,526,781	328,187,313	(660,532)
1,511	5 Year U.S. Treasury Notes	Sep. 2015	179,806,695	180,198,555	(391,860)
873	10 Year Canadian Government Bonds	Sep. 2015	96,492,491	97,854,283	(1,361,792)
140	10 Year U.S. Treasury Notes	Sep. 2015	17,727,656	17,664,062	63,594
80	30 Year U.S. Ultra Treasury Bonds	Sep. 2015	12,628,813	12,325,000	303,813
74	Russell 2000 Mini Index	Sep. 2015	9,325,480	9,252,960	72,520

					(1,974,257)

					$(7,498,949)

(1)	Cash of $1,164,904 and U.S. Treasury Obligations with a combined market value of $30,398,667 have been segregated with Goldman Sachs & Co. to cover requirements for open contracts at June 30, 2015.

SEE NOTES TO FINANCIAL STATEMENTS.

A268

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2015:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 08/26/15	Goldman Sachs & Co.	AUD	5 814	$4,633,511	$4,471,101	$(162,410)
British Pound,
Expiring 08/26/15	Bank of America	GBP	369	580,749	580,183	(566)
Expiring 08/26/15	Deutsche Bank AG	GBP	734	1,149,245	1,152,354	3,109
Expiring 08/26/15	Hong Kong & Shanghai Bank	GBP	495	764,057	776,995	12,938
Expiring 08/26/15	Societe Generale	GBP	1,022	1,579,121	1,605,654	26,533
Canadian Dollar,
Expiring 08/26/15	Citigroup Global Markets	CAD	8,112	6,752,790	6,489,224	(263,566)
Chilean Peso,
Expiring 09/15/15	Goldman Sachs & Co.	CLP	199,267	313,066	309,427	(3,639)
Danish Krone,
Expiring 08/26/15	Barclays Capital Group	DKK	7,265	1,111,105	1,087,522	(23,583)
Euro,
Expiring 07/28/15	Goldman Sachs & Co.	EUR	511	571,240	569,361	(1,879)
Expiring 07/28/15	Royal Bank of Canada	EUR	545	612,580	607,671	(4,909)
Expiring 08/26/15	Citigroup Global Markets	EUR	418	473,376	466,632	(6,744)
Expiring 08/26/15	Royal Bank of Canada	EUR	408	455,460	454,681	(779)
Israeli Shekel,
Expiring 09/16/15	Goldman Sachs & Co.	ILS	1,248	330,195	330,741	546
Japanese Yen,
Expiring 08/26/15	Standard Chartered PLC	JPY	65,115	544,142	532,406	(11,736)
Expiring 08/26/15	State Street Bank	JPY	59,399	484,484	485,668	1,184
Mexican Peso,
Expiring 09/15/15	Citigroup Global Markets	MXN	9,740	632,271	616,304	(15,967)
Expiring 09/15/15	Royal Bank of Canada	MXN	9,654	613,424	610,824	(2,600)
Norwegian Krone,
Expiring 08/26/15	Deutsche Bank AG	NOK	3,283	444,975	418,099	(26,876)
Singapore Dollar,
Expiring 08/26/15	State Street Bank	SGD	1,391	1,050,248	1,031,501	(18,747)
South African Rand,
Expiring 09/15/15	Credit Suisse First Boston Corp.	ZAR	7,907	626,616	641,043	14,427
Swedish Krona,
Expiring 08/26/15	Standard Chartered PLC	SEK	7,479	909,748	903,298	(6,450)

				$24,632,403	$24,140,689	(491,714)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 08/26/15	Hong Kong & Shanghai Bank	AUD	1,377	$1,060,648	$1,058,867	$1,781
Expiring 09/15/15	Goldman Sachs & Co.	AUD	808	622,834	620,724	2,110
British Pound,
Expiring 07/28/15	Goldman Sachs & Co.	GBP	995	1,580,241	1,562,246	17,995
Expiring 08/26/15	Goldman Sachs & Co.	GBP	8,235	12,880,613	12,933,157	(52,544)
Canadian Dollar,
Expiring 08/26/15	Bank of America	CAD	716	571,301	572,869	(1,568)
Colombian Peso,
Expiring 09/15/15	Goldman Sachs & Co.	COP	815,585	317,040	310,383	6,657
Euro,
Expiring 07/28/15	Deutsche Bank AG	EUR	772	861,900	861,336	564
Expiring 07/28/15	Royal Bank of Canada	EUR	41,694	47,493,408	46,500,557	992,851
Expiring 08/26/15	Bank of America	EUR	503	567,354	560,743	6,611
Expiring 08/26/15	BNP Paribas	EUR	715	798,493	797,433	1,060
Expiring 08/26/15	Societe Generale	EUR	517	585,110	576,631	8,479
Expiring 08/26/15	Standard Chartered PLC	EUR	7,873	8,972,089	8,784,215	187,874
Hong Kong Dollar,
Expiring 07/28/15	Royal Bank of Canada	HKD	16,568	2,136,958	2,137,254	(296)

SEE NOTES TO FINANCIAL STATEMENTS.

A269

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2015 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Israeli Shekel,
Expiring 09/16/15	Royal Bank of Canada	ILS	1,248	$326,140	$330,742	$(4,602)
Japanese Yen,
Expiring 07/28/15	Morgan Stanley	JPY	1,210,799	9,869,616	9,896,867	(27,251)
Expiring 08/26/15	Barclays Capital Group	JPY	129,534	1,083,538	1,059,124	24,414
Expiring 08/26/15	State Street Bank	JPY	389,451	3,258,830	3,184,319	74,511
Expiring 08/26/15	State Street Bank	JPY	64,125	530,659	524,313	6,346
Mexican Peso,
Expiring 09/15/15	Hong Kong & Shanghai Bank	MXN	9,654	621,558	610,825	10,733
Expiring 09/30/15	Citigroup Global Markets	MXN	3,198	207,324	202,152	5,172
Singapore Dollar,
Expiring 07/28/15	Royal Bank of Canada	SGD	3,861	2,901,202	2,865,672	35,530
Expiring 09/15/15	Standard Chartered PLC	SGD	860	629,734	637,783	(8,049)
South African Rand,
Expiring 09/15/15	Deutsche Bank AG	ZAR	7,907	622,170	641,042	(18,872)
Expiring 09/15/15	Hong Kong & Shanghai Bank	ZAR	3,899	316,721	316,140	581
Swedish Krona,
Expiring 07/28/15	Barclays Capital Group	SEK	2,775	339,665	334,946	4,719
Expiring 08/26/15	Bank of America	SEK	4,653	566,248	561,993	4,255
Swiss Franc,
Expiring 08/26/15	BNP Paribas	CHF	566	606,265	607,057	(792)
Expiring 08/26/15	BNP Paribas	CHF	413	443,121	442,244	877
Expiring 08/26/15	Goldman Sachs & Co.	CHF	728	794,272	780,325	13,947

				$101,565,052	$100,271,959	1,293,093

						$801,379

SEE NOTES TO FINANCIAL STATEMENTS.

A270

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$163,658	$6,696,945	$—
Austria	—	512,247	—
Belgium	—	7,587,290	—
Brazil	2,270,005	—	—
Canada	8,559,354	—	—
China	1,156,308	23,848,244	553,969
Denmark	—	2,737,613	—
Egypt	357,584	—	—
Finland	—	1,583,026	—
France	580,869	37,419,046	—
Germany	—	29,647,769	—
Hong Kong	3,013,320	8,227,936	83,405
India	6,556,348	—	—
Indonesia	—	1,775,659	—
Ireland	2,706,921	3,063,870	—
Israel	2,475,167	—	—
Italy	—	2,681,182	—
Japan	—	76,530,213	—
Luxembourg	—	3,376,782	—
Macau	—	581,859	—
Netherlands	5,767,278	15,444,125	—
Norway	—	1,131,805	—
Poland	—	611,097	—
Qatar	—	159,607	—
Russia	4,592,375	158,013	—
Singapore	11,228,464	656,708	—
South Africa	—	5,905,807	—
South Korea	6,961,940	12,003,468	—
Spain	—	2,663,805	—
Sweden	—	2,761,872	—
Switzerland	3,344,629	42,836,858	—
Taiwan	4,503,516	6,892,753	—
Thailand	141,005	3,253,084	—
Turkey	—	3,542,724	—
United Arab Emirates	—	393,671	—
United Kingdom	—	73,503,370	—
United States	1,195,751,150	—	117,584
Preferred Stocks
Brazil	1,615,076	—	—
Germany	—	8,113,997	—
Ireland	199,163	—	—
Luxembourg	635,108	—	—
Russia	—	368,251	—
United States	43,720,827	—	—
Rights
South Korea	—	5,325	—
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	—	5,808,639	—
Residential Mortgage-Backed Securities	—	88,323,815	1,531,043
Bank Loans	—	2,598,002	—
Commercial Mortgage-Backed Securities	—	31,873,715	300,350
Convertible Bonds	—	152,237,378	—
Corporate Bonds	—	370,413,164	55,010

SEE NOTES TO FINANCIAL STATEMENTS.

A271

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

	Level 1	Level 2	Level 3
Foreign Government Bonds	$—	$50,539,899	$—
Municipal Bonds	—	676,578	—
Residential Mortgage-Backed Securities	—	130,536,853	—
U.S. Government Agency Obligations	—	151,061,102	—
U.S. Treasury Obligations	—	176,525,162	—
Affiliated Money Market Mutual Fund	445,172,963	—	—
Other Financial Instruments*
Futures	(7,498,949)	—	—
Foreign Forward Currency Contracts	—	801,379	—

Total	$1,743,974,079	$1,548,071,707	$2,641,361

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2015 were as follows:

Affiliated Money Market Mutual Fund (4.2% represents investments purchased with collateral from securities on loan)	14.0%
Residential Mortgage-Backed Securities	6.9
Banks	6.3
Real Estate Investment Trusts (REITs)	5.6
U.S. Treasury Obligations	5.6
U.S. Government Agency Obligations	4.8
Oil, Gas & Consumable Fuels	4.4
Pharmaceuticals	3.4
Insurance	2.6
Semiconductors & Semiconductor Equipment	2.5
Capital Markets	2.5
Health Care Providers & Services	2.5
Media	2.4
Software	1.9
Internet Software & Services	1.8
Specialty Retail	1.7
Technology Hardware, Storage & Peripherals	1.6
Electric Utilities	1.6
Foreign Government Bonds	1.6
IT Services	1.5
Biotechnology	1.4
Chemicals	1.4
Automobiles	1.4
Machinery	1.2
Diversified Financial Services	1.1
Real Estate Management & Development	1.0
Commercial Mortgage-Backed Securities	1.0
Hotels, Restaurants & Leisure	1.0
Internet & Catalog Retail	0.9
Aerospace & Defense	0.9
Metals & Mining	0.9
Diversified Telecommunication Services	0.9
Beverages	0.8
Food Products	0.8
Health Care Equipment & Supplies	0.8
Household Durables	0.8
Wireless Telecommunication Services	0.8
Tobacco	0.7
Food & Staples Retailing	0.7
Electrical Equipment	0.7
Textiles, Apparel & Luxury Goods	0.6

Communications Equipment	0.6%
Consumer Finance	0.6
Airlines	0.6
Household Products	0.6
Multi-Utilities	0.5
Building Products	0.5
Road & Rail	0.5
Electronic Equipment, Instruments & Components	0.4
Trading Companies & Distributors	0.4
Energy Equipment & Services	0.4
Construction Materials	0.4
Auto Components	0.4
Multiline Retail	0.3
Industrial Conglomerates	0.3
Commercial Services & Supplies	0.3
Containers & Packaging	0.3
Life Sciences Tools & Services	0.3
Construction & Engineering	0.2
Non-Residential Mortgage-Backed Securities	0.2
Gas Utilities	0.1
Professional Services	0.1
Personal Products	0.1
Paper & Forest Products	0.1
Transportation Infrastructure	0.1
Independent Power & Renewable Electricity Producers	0.1
Health Care Technology	0.1
Distributors	0.1
Air Freight & Logistics	0.1
Thrifts & Mortgage Finance	0.1
Marine	0.1

103.9
Liabilities in excess of other assets	(3.9)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A272

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are interest rate risk, foreign exchange risk and equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2015 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from/to broker — variation margin futures	$1,331,713	*	Due from/to broker — variation margin futures	$5,131,387	*
Foreign exchange contracts	Unrealized appreciation on foreign currency forward contracts	1,465,804		Unrealized depreciation on foreign currency forward contracts	664,425
Equity contracts	Due from/to broker — variation margin futures	103,844	*	Due from/to broker — variation margin futures	3,803,119	*
Equity contracts	Unaffiliated investments	5,325		—	—

Total		$2,906,686			$9,598,931

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Futures	Forward Currency Contracts(2)	Total
Interest rate contracts	$—	$(6,610,679)	$—	$(6,610,679)
Foreign exchange contracts	—	—	4,641,982	4,641,982
Equity contracts	6,766	15,123,567	—	15,130,333

Total	$6,766	$8,512,888	$4,641,982	$13,161,636

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(3)	Futures	Forward Currency Contracts(4)	Total
Interest rate contracts	$—	$(9,663,107)	$—	$(9,663,107)
Foreign exchange contracts	—	—	(736,256)	(736,256)
Equity contracts	7,517	(6,618,225)	—	(6,610,708)

Total	$7,517	$(16,281,332)	$(736,256)	$(17,010,071)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

(2)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

(4)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

For	the six months ended June 30, 2015, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts — Long Positions(1)	Futures Contracts — Short Positions(1)	Forward Foreign Currency Exchange Contracts — Purchased(2)	Forward Foreign Currency Exchange Contracts — Sold(2)
$1,443,575,504	$584,159,814	$25,279,590	$97,780,610

(1)	Value at Trade Date.

(2)	Value at Settlement Date.

SEE NOTES TO FINANCIAL STATEMENTS.

A273

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received(3)	Net Amount
Bank of America	$10,866	$(2,134)	$—	$8,732
Barclays Capital Group	29,133	(23,583)	—	5,550
BNP Paribas	1,937	(792)	—	1,145
Citigroup Global Markets	5,172	(5,172)	—	—
Credit Suisse First Boston Corp.	14,427	—	—	14,427
Deutsche Bank AG	3,673	(3,673)	—	—
Goldman Sachs & Co.	41,255	(41,255)	—	—
Hong Kong & Shanghai Bank	26,033	—	—	26,033
Morgan Stanley	—	—	—	—
Royal Bank of Canada	1,028,381	(13,186)	—	1,015,195
Societe Generale	35,012	—	—	35,012
Standard Chartered PLC	187,874	(26,235)	—	161,639
State Street Bank	82,041	(18,747)	—	63,294

	$1,465,804

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged(3)	Net Amount
Bank of America	$(2,134)	$2,134	$—	$—
Barclays Capital Group	(23,583)	23,583	—	—
BNP Paribas	(792)	792	—	—
Citigroup Global Markets	(286,277)	5,172	—	(281,105)
Credit Suisse First Boston Corp.	—	—	—	—
Deutsche Bank AG	(45,748)	3,673	—	(42,075)
Goldman Sachs & Co.	(220,472)	41,255	—	(179,217)
Hong Kong & Shanghai Bank	—	—	—	—
Morgan Stanley	(27,251)	—	—	(27,251)
Royal Bank of Canada	(13,186)	13,186	—	—
Societe Generale	—	—	—	—
Standard Chartered PLC	(26,235)	26,235	—	—
State Street Bank	(18,747)	18,747	—	—

	$(664,425)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Amounts shown reflect actual collateral received or pledged by the Portfolio. Such amounts are applied up to 100% of the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A274

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2015

ASSETS:
Investments at value, including securities on loan of $131,158,430:
Unaffiliated investments (cost $2,672,772,874)	$2,856,211,754
Affiliated investments (cost $445,172,963)	445,172,963
Deposit with broker	1,164,904
Receivable for investments sold	17,366,630
Dividends and interest receivable	10,143,348
Tax reclaim receivable	1,759,719
Unrealized appreciation on foreign currency forward contracts	1,465,804
Prepaid expenses	3,614

Total Assets	3,333,288,736

LIABILITIES:
Payable to broker for collateral for securities on loan	133,687,332
Payable for investments purchased	14,983,837
Payable to custodian	3,690,423
Due to broker-variation margin futures	1,125,698
Advisory fees payable	1,123,459
Unrealized depreciation on foreign currency forward contracts	664,425
Payable for fund share repurchased	594,314
Accrued expenses and other liabilities	459,562
Distribution fee payable	44,012
Affiliated transfer agent fee payable	350
Foreign withholding taxes payable	183

Total Liabilities	156,373,595

NET ASSETS	$3,176,915,141

Net assets were comprised of:
Paid-in capital	$2,329,644,480
Retained earnings	847,270,661

Net assets, June 30, 2015	$3,176,915,141

Net asset value and redemption price per share, $3,176,915,141 / 233,614,021 outstanding shares of beneficial interest.	$13.60

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2015

INCOME
Unaffiliated dividend income (net of $793,125 foreign withholding tax)	$17,852,900
Interest income	15,878,188
Affiliated dividend income	290,248
Affiliated income from securities lending, net	254,604

34,275,940

EXPENSES
Advisory fees	14,640,914
Distribution fee	1,600,446
Custodian and accounting fees	600,000
Audit fee	33,000
Insurance expenses	21,000
Trustees’ fees	18,000
Shareholders’ reports	10,000
Legal fees and expenses	7,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Miscellaneous	30,619

Total expenses	16,964,979

NET INVESTMENT INCOME	17,310,961

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain on:
Investment transactions	56,283,323
Futures transactions	8,512,888
Foreign currency transactions	2,672,673

67,468,884

Net change in unrealized appreciation (depreciation) on:
Investments	(13,407,593)
Futures	(16,281,332)
Foreign currencies	(683,157)

(30,372,082)

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	37,096,802

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$54,407,763

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2015	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$17,310,961	$43,792,836
Net realized gain on investment and foreign currency transactions	67,468,884	182,689,588
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(30,372,082)	(38,294,332)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	54,407,763	188,188,092

FUND SHARE TRANSACTIONS:
Fund share sold [3,562,301 and 8,873,849 shares, respectively]	48,657,050	114,550,649
Fund share repurchased [5,314,554 and 12,256,317 shares, respectively]	(72,846,746)	(156,338,085)

NET DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(24,189,696)	(41,787,436)

TOTAL INCREASE IN NET ASSETS	30,218,067	146,400,656
NET ASSETS:
Beginning of period	3,146,697,074	3,000,296,418

End of period	$3,176,915,141	$3,146,697,074

SEE NOTES TO FINANCIAL STATEMENTS.

A275

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

LONG-TERM INVESTMENTS — 90.0%
COMMON STOCKS — 46.1%	Shares	Value (Note 2)
Aerospace & Defense — 1.0%
Airbus Group SE (France)	25,355	$1,651,561
BAE Systems PLC (United Kingdom)	311,499	2,207,089
Boeing Co. (The)	5,890	817,061
General Dynamics Corp.	6,100	864,309
Honeywell International, Inc.(u)	105,377	10,745,293
Huntington Ingalls Industries, Inc.	1,800	202,662
L-3 Communications Holdings, Inc.	7,749	878,582
Meggitt PLC (United Kingdom)	129,190	946,017
Northrop Grumman Corp.	12,800	2,030,464
Raytheon Co.	8,800	841,984
Thales SA (France)	23,563	1,423,703
United Technologies Corp.(u)	70,004	7,765,543

		30,374,268

Air Freight & Logistics — 0.1%
FedEx Corp.	2,100	357,840
Sinotrans Ltd. (China) (Class H Stock)	127,000	84,561
Yamato Holdings Co. Ltd. (Japan)	60,400	1,167,873

		1,610,274

Airlines — 0.5%
Air Arabia PJSC (United Arab Emirates)	155,000	67,979
Alaska Air Group, Inc.	5,000	322,150
China Southern Airlines Co. Ltd. (China) (Class H Stock)	98,000	114,799
Delta Air Lines, Inc.(u)	173,582	7,130,748
Japan Airlines Co. Ltd. (Japan)	52,600	1,833,080
Southwest Airlines Co.	26,500	876,885
Turk Hava Yollari AO (Turkey)*	72,203	237,006
United Continental Holdings, Inc.*(u)	67,261	3,565,506

		14,148,153

Auto Components — 0.3%
Apollo Tyres Ltd. (India)	40,065	106,977
Continental AG (Germany)	10,538	2,495,165
Delphi Automotive PLC (United Kingdom)(u)	13,711	1,166,669
Halla Visteon Climate Control Corp. (South Korea)	2,645	91,361
Hankook Tire Co. Ltd. (South Korea)	5,280	198,573
Hota Industrial Manufacturing Co. Ltd. (Taiwan)	22,000	70,694
Hyundai Mobis Co. Ltd. (South Korea)	3,390	643,583
Johnson Controls, Inc.	19,787	980,050
Magna International, Inc. (Canada)	5,610	314,665
Valeo SA (France)	14,156	2,239,244
Xinyi Glass Holdings Ltd. (Hong Kong)	160,000	84,947

		8,391,928

Automobiles — 0.8%
Astra International Tbk PT (Indonesia)	1,139,900	603,365
Daimler AG (Germany)	26,337	2,399,190
Ford Otomotiv Sanayi A/S (Turkey)	5,000	66,889
Geely Automobile Holdings Ltd. (China)	435,000	231,906
General Motors Co.	227,368	7,578,175
General Motors Corp. Escrow Shares*	110,000	11
Great Wall Motor Co. Ltd. (China) (Class H Stock)	52,000	257,200
Honda Motor Co. Ltd. (Japan)	70,600	2,281,782
Kia Motors Corp. (South Korea)	5,930	240,580

COMMON STOCKS (continued)	Shares	Value (Note 2)
Automobiles (continued)
Mazda Motor Corp. (Japan)	79,000	$1,545,935
Renault SA (France)	16,171	1,695,491
Tata Motors Ltd. (India), ADR	8,746	301,475
Tesla Motors, Inc.*(a)	7,640	2,049,506
Tofas Turk Otomobil Fabrikasi A/S (Turkey)	9,610	65,581
Toyota Motor Corp. (Japan)	43,600	2,917,594

		22,234,680

Banks — 4.3%
Australia & New Zealand Banking Group Ltd. (Australia)	98,501	2,444,519
Banco do Brasil SA (Brazil)	48,425	376,142
Bank Negara Indonesia Persero Tbk PT (Indonesia)	336,100	133,251
Bank of America Corp.(u)	581,816	9,902,508
Bank of China Ltd. (China) (Class H Stock)	1,165,000	756,063
Barclays PLC (United Kingdom)	1,401,158	5,742,819
BB&T Corp.(u)	7,289	293,820
BNK Financial Group, Inc. (South Korea)	7,325	93,128
BNP Paribas SA (France)	27,640	1,677,274
China CITIC Bank Corp. Ltd. (China) (Class H Stock)*	481,000	382,973
China Construction Bank Corp. (China) (Class H Stock)	1,628,000	1,484,990
China Everbright Bank Co. Ltd. (China) (Class H Stock)	301,000	180,284
China Merchants Bank Co. Ltd. (China) (Class H Stock)	159,500	463,293
Citigroup, Inc.(u)	230,051	12,708,016
Citizens Financial Group, Inc.	40,600	1,108,786
Commercial International Bank Egypt SAE (Egypt), GDR	22,525	162,824
Cullen/Frost Bankers, Inc.(u)	2,980	234,168
Dubai Islamic Bank PJSC (United Arab Emirates)	60,875	112,674
East West Bancorp, Inc.	30,893	1,384,624
Fifth Third Bancorp(u)	100,758	2,097,782
First Republic Bank	18,000	1,134,540
HDFC Bank Ltd. (India), ADR	43,179	2,613,625
HSBC Holdings PLC (United Kingdom), (QMTF)	348,248	3,118,337
HSBC Holdings PLC (United Kingdom), (XHKG)	358,000	3,213,852
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	797,475	632,817
Industrial Bank of Korea (South Korea)	21,525	278,457
ING Groep NV (Netherlands), CVA	304,725	5,060,084
Intesa Sanpaolo SpA (Italy)	594,358	2,158,407
Kasikornbank PCL (Thailand), NVDR	57,900	323,024
KB Financial Group, Inc. (South Korea)	4,340	143,341
KeyCorp	61,600	925,232
Krung Thai Bank PCL (Thailand)	455,300	230,018
Lloyds Banking Group PLC (United Kingdom)	2,711,198	3,638,945
M&T Bank Corp.(a)	10,660	1,331,754
Mega Financial Holding Co. Ltd. (Taiwan)	260,000	234,190
Mitsubishi UFJ Financial Group, Inc. (Japan)	623,400	4,485,030
Mizuho Financial Group, Inc. (Japan)	900,700	1,948,874

SEE NOTES TO FINANCIAL STATEMENTS.

A276

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Banks (continued)
National Bank Holdings Corp. (Class A Stock)	26,500	$551,995
PNC Financial Services Group, Inc. (The)	22,200	2,123,430
Prosperity Bancshares, Inc.(u)	2,394	138,230
Royal Bank of Canada (Canada)	62,368	3,813,985
Sberbank of Russia (Russia), ADR	54,275	288,200
Siam Commercial Bank PCL (Thailand)	27,600	126,765
Signature Bank*	15,508	2,270,216
Standard Chartered PLC (United Kingdom)	133,640	2,140,152
Sumitomo Mitsui Financial Group, Inc. (Japan)	149,500	6,655,621
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	491,000	2,246,129
SunTrust Banks, Inc.	52,909	2,276,145
SVB Financial Group*(u)	8,309	1,196,330
Turkiye Halk Bankasi A/S (Turkey)	30,250	139,350
Turkiye Is Bankasi (Turkey) (Class C Stock)	172,765	363,315
U.S. Bancorp	44,800	1,944,320
Wells Fargo & Co.(u)	445,847	25,074,436

		124,559,084

Beverages — 0.6%
Anheuser-Busch InBev NV (Belgium)	18,575	2,235,330
Coca-Cola Co. (The)	46,188	1,811,955
Coca-Cola Enterprises, Inc.(u)	6,194	269,067
Constellation Brands, Inc. (Class A Stock)(u)	6,397	742,180
Dr. Pepper Snapple Group, Inc.(u)	25,136	1,832,414
Molson Coors Brewing Co. (Class B Stock)(u)	13,429	937,479
Monster Beverage Corp.*	12,059	1,616,147
PepsiCo, Inc.(u)	42,095	3,929,147
Pernod Ricard SA (France)	8,920	1,031,176
SABMiller PLC (United Kingdom)	37,996	1,970,096
Suntory Beverage & Food Ltd. (Japan)	22,300	887,785

		17,262,776

Biotechnology — 1.2%
Alexion Pharmaceuticals, Inc.*(u)	15,797	2,855,623
Amgen, Inc.	14,250	2,187,660
Biogen, Inc.*(u)	13,974	5,644,658
Celgene Corp.*(u)	54,674	6,327,695
Gilead Sciences, Inc.	74,115	8,677,384
Kite Pharma, Inc.*(a)	13,579	827,912
Regeneron Pharmaceuticals, Inc.*	7,071	3,607,129
Vertex Pharmaceuticals, Inc.*	36,538	4,511,712

		34,639,773

Building Products — 0.4%
Advanced Drainage Systems, Inc.	10,869	318,788
Daikin Industries Ltd. (Japan)	40,200	2,889,912
Fortune Brands Home & Security, Inc.	62,388	2,858,618
Lennox International, Inc.	13,418	1,444,984
LG Hausys Ltd. (South Korea)	530	70,695
Masco Corp.(u)	44,832	1,195,669
Sintex Industries Ltd. (India)*	46,100	72,568
Trex Co., Inc.*	28,941	1,430,554

		10,281,788

Capital Markets — 1.8%
Affiliated Managers Group, Inc.*	11,218	2,452,255

COMMON STOCKS (continued)	Shares	Value (Note 2)
Capital Markets (continued)
Ameriprise Financial, Inc.(u)	27,524	$3,438,573
BlackRock, Inc.	8,593	2,973,006
Charles Schwab Corp. (The)(u)	45,843	1,496,774
Credit Suisse Group AG (Switzerland)*	75,112	2,072,152
Goldman Sachs Group, Inc. (The)	40,218	8,397,117
Henderson Group PLC (United Kingdom)	305,331	1,252,688
Invesco Ltd.(u)	65,551	2,457,507
Lazard Ltd. (Class A Stock)	37,234	2,094,040
Legg Mason, Inc.(u)	36,560	1,883,937
Meritz Securities Co. Ltd. (South Korea)	21,870	139,605
Morgan Stanley(u)	295,279	11,453,872
Northern Trust Corp.	14,000	1,070,440
State Street Corp.(u)	4,131	318,087
T. Rowe Price Group, Inc.	23,900	1,857,747
TD Ameritrade Holding Corp.	59,311	2,183,831
UBS Group AG (Switzerland)*	255,121	5,412,769

		50,954,400

Chemicals — 0.9%
Air Liquide SA (France)	17,627	2,236,704
Air Products & Chemicals, Inc.	14,470	1,979,930
Akzo Nobel NV (Netherlands)	27,300	1,993,152
Ashland, Inc.(u)	1,326	161,639
Axiall Corp.(u)	14,054	506,647
CHR Hansen Holding A/S (Denmark)	21,082	1,028,002
Dow Chemical Co. (The)(u)	70,676	3,616,491
E.I. du Pont de Nemours & Co.(u)	41,580	2,659,041
Huabao International Holdings Ltd. (Hong Kong)	68,000	40,881
Linde AG (Germany)	4,147	785,914
LyondellBasell Industries NV (Netherlands) (Class A Stock)	11,900	1,231,888
Mosaic Co. (The)(u)	81,169	3,802,768
Nitto Denko Corp. (Japan)	17,700	1,453,566
PPG Industries, Inc.	22,160	2,542,195
Sherwin-Williams Co. (The)	9,179	2,524,409
Shin-Etsu Chemical Co. Ltd. (Japan)	14,600	905,359

		27,468,586

Commercial Services & Supplies — 0.1%
Aggreko PLC (United Kingdom)	27,602	623,451
KEPCO Plant Service & Engineering Co. Ltd. (South Korea)	2,365	250,186
Pitney Bowes, Inc.	23,900	497,359
Rentokil Initial PLC (United Kingdom)	364,418	846,335
Republic Services, Inc.(u)	700	27,419

		2,244,750

Communications Equipment — 0.3%
Arista Networks, Inc.*(a)	21,690	1,772,941
Brocade Communications Systems, Inc.	30,400	361,152
BYD Electronic International Co. Ltd. (China)*	55,000	74,373
Cisco Systems, Inc.	142,100	3,902,066
Palo Alto Networks, Inc.*(a)	7,620	1,331,214
QUALCOMM, Inc.	24,400	1,528,172

		8,969,918

Construction & Engineering — 0.2%
AECOM*(a)	33,100	1,094,948
Fluor Corp.(u)	29,087	1,541,902

SEE NOTES TO FINANCIAL STATEMENTS.

A277

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Construction & Engineering (continued)
IRB Infrastructure Developers Ltd. (India)	31,940	$116,817
Jacobs Engineering Group, Inc.*(a)	14,135	574,164
Kajima Corp. (Japan)	231,000	1,084,956

		4,412,787

Construction Materials — 0.2%
Eagle Materials, Inc.	15,010	1,145,713
Holcim Ltd. (Switzerland)*	14,300	1,055,133
Imerys SA (France)	12,225	937,820
Lafarge SA (France)	16,937	1,119,827
Martin Marietta Materials, Inc.(u)	14,076	1,991,895
U.S. Concrete, Inc.*	300	11,367

		6,261,755

Consumer Finance — 0.3%
Ally Financial, Inc.*(u)	84,806	1,902,199
Capital One Financial Corp.(u)	57,400	5,049,478
Discover Financial Services	35,844	2,065,332

		9,017,009

Containers & Packaging — 0.3%
Ball Corp.	18,500	1,297,775
Crown Holdings, Inc.*(u)	56,806	3,005,606
Rock-Tenn Co. (Class A Stock)(u)	25,677	1,545,755
Sealed Air Corp.	29,700	1,525,986

		7,375,122

Distributors
Genuine Parts Co.	14,616	1,308,570

Diversified Consumer Services
Graham Holdings Co. (Class B Stock)	700	752,535
Kroton Educacional SA (Brazil)	75,650	289,062

		1,041,597

Diversified Financial Services — 0.3%
Energizer SpinCo., Inc.*	5,500	187,000
Fubon Financial Holding Co. Ltd. (Taiwan)	197,000	391,515
Intercontinental Exchange, Inc.(u)	9,732	2,176,173
McGraw Hill Financial, Inc.	26,406	2,652,483
Moscow Exchange MICEX-RTS OAO (Russia)	55,245	69,931
ORIX Corp. (Japan)	134,000	1,989,831
Power Finance Corp. Ltd. (India)	23,825	95,648
Rural Electrification Corp. Ltd. (India)	23,285	100,537
Somerset Cayuga Holding Co., Inc.*	1,372	30,019
Voya Financial, Inc.	19,500	906,165

		8,599,302

Diversified Telecommunication Services — 0.5%
AT&T, Inc.	52,547	1,866,469
BT Group PLC (United Kingdom)	226,732	1,605,557
CenturyLink, Inc.	14,000	411,320
China Telecom Corp. Ltd. (China) (Class H Stock)	600,000	351,420
NII Holdings, Inc.*(a)	8,910	142,560
Nippon Telegraph & Telephone Corp. (Japan)	90,200	3,266,661
Orange SA (France)	134,934	2,085,322
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	1,096,300	240,303

COMMON STOCKS (continued)	Shares	Value (Note 2)
Diversified Telecommunication Services (continued)
Verizon Communications, Inc.	68,662	$3,200,335

		13,169,947

Electric Utilities — 0.6%
American Electric Power Co., Inc.	23,700	1,255,389
Duke Energy Corp.	21,600	1,525,392
Edison International(u)	51,996	2,889,938
Enel SpA (Italy)	383,321	1,737,328
Energa SA (Poland)	17,640	106,738
Entergy Corp.	15,100	1,064,550
Eversource Energy(a)	20,900	949,069
Exelon Corp.(u)	56,738	1,782,708
Korea Electric Power Corp. (South Korea)	6,950	284,082
NextEra Energy, Inc.(u)	44,199	4,332,828
PGE Polska Grupa Energetyczna SA (Poland)	17,340	85,037
Xcel Energy, Inc.(u)	53,497	1,721,533

		17,734,592

Electrical Equipment — 0.3%
ABB Ltd. (Switzerland)*	57,800	1,211,392
Acuity Brands, Inc.	20,283	3,650,534
Eaton Corp. PLC	14,261	962,475
Nidec Corp. (Japan)	15,300	1,145,019
Schneider Electric SE (France)	19,816	1,372,043
Shanghai Electric Group Co. Ltd. (China) (Class H Stock)	70,000	57,058

		8,398,521

Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp. (Class A Stock)	31,563	1,829,707
Arrow Electronics, Inc.*	22,600	1,261,080
Coretronic Corp. (Taiwan)	56,750	69,190
Hitachi Ltd. (Japan)	215,000	1,416,323
Innolux Corp. (Taiwan)	185,000	96,388
Keyence Corp. (Japan)	3,800	2,048,112
KH Vatec Co. Ltd. (South Korea)	4,018	70,804
LG Innotek Co. Ltd. (South Korea)	950	85,279
Partron Co. Ltd. (South Korea)	3,765	28,534
Samart Corp. PCL (Thailand), NVDR	115,200	96,182
TE Connectivity Ltd. (Switzerland)(u)	41,390	2,661,377
Zhen Ding Technology Holding Ltd. (Taiwan)	36,000	126,123

		9,789,099

Energy Equipment & Services — 0.3%
Baker Hughes, Inc.(u)	24,965	1,540,340
Cameron International Corp.*	23,900	1,251,643
Dril-Quip, Inc.*	9,796	737,149
Ensco PLC (United Kingdom) (Class A Stock)	3,900	86,853
Gulf International Services QSC (Qatar)	3,365	73,673
National Oilwell Varco, Inc.	29,100	1,404,948
Schlumberger Ltd.	29,566	2,548,294
Technip SA (France)	17,620	1,091,987

		8,734,887

Food & Staples Retailing — 0.4%
Costco Wholesale Corp.	9,807	1,324,533
CVS Health Corp.	19,620	2,057,746
Distribuidora Internacional de Alimentacion SA (Spain)	112,633	863,174

SEE NOTES TO FINANCIAL STATEMENTS.

A278

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Food & Staples Retailing (continued)
GS Retail Co. Ltd. (South Korea)	3,150	$131,787
Kroger Co. (The)(u)	48,027	3,482,438
Seven & I Holdings Co. Ltd. (Japan)	39,900	1,712,733
Sprouts Farmers Market, Inc.*	53,585	1,445,723
Sun Art Retail Group Ltd. (China)	566,000	509,663
Walgreens Boots Alliance, Inc.	11,700	987,948

		12,515,745

Food Products — 0.6%
Archer-Daniels-Midland Co.	22,900	1,104,238
Associated British Foods PLC (United Kingdom)	17,963	809,447
Bunge Ltd	4,300	377,540
Hershey Co. (The)(u)	12,006	1,066,493
Ingredion, Inc.	5,000	399,050
JBS SA (Brazil)	50,110	263,839
Mondelez International, Inc. (Class A Stock)(u)	45,872	1,887,175
Nestle SA (Switzerland)	97,729	7,051,209
NH Foods Ltd. (Japan)	43,000	980,601
Pilgrim’s Pride Corp.(a)	9,900	227,403
Post Holdings, Inc.*(a)	21,500	1,159,495
Thai Union Frozen Products PCL (Thailand), NVDR	364,900	235,141
TreeHouse Foods, Inc.*(a)	12,400	1,004,772
Tyson Foods, Inc. (Class A Stock)	26,000	1,108,380

		17,674,783

Gas Utilities — 0.1%
AGL Resources, Inc.(u)	2,889	134,512
ENN Energy Holdings Ltd. (China)	224,000	1,346,988
Questar Corp.(u)	6,889	144,049
UGI Corp.	44,750	1,541,637

		3,167,186

Health Care Equipment & Supplies — 0.5%
Abbott Laboratories	56,165	2,756,578
Becton, Dickinson and Co.	7,500	1,062,375
Boston Scientific Corp.*(u)	203,870	3,608,500
Essilor International SA (France)	10,217	1,224,004
Medtronic PLC	13,300	985,530
Novadaq Technologies, Inc. (Canada)*(a)	79,243	959,633
Smith & Nephew PLC (United Kingdom)	94,797	1,603,698
Stryker Corp.	14,214	1,358,432

		13,558,750

Health Care Providers & Services — 2.2%
Acadia Healthcare Co., Inc.*(a)	28,252	2,212,979
Aetna, Inc.(u)	58,520	7,458,960
Anthem, Inc.	27,335	4,486,767
Cardinal Health, Inc.	3,100	259,315
Cigna Corp.(u)	35,234	5,707,908
Envision Healthcare Holdings, Inc.*	36,692	1,448,600
Express Scripts Holding Co.*	14,600	1,298,524
Fresenius Medical Care AG & Co. KGaA (Germany)	14,970	1,239,314
HCA Holdings, Inc.*	42,716	3,875,196
Health Net, Inc.*	2,700	173,124
Humana, Inc.(u)	51,216	9,796,597
Jintian Pharmaceutical Group Ltd. (China)	154,000	82,360
LifePoint Health, Inc.*	7,000	608,650

COMMON STOCKS (continued)	Shares	Value (Note 2)
Health Care Providers & Services (continued)
McKesson Corp.(u)	43,649	$9,812,732
National Healthcare Corp.	8,910	579,061
Netcare Ltd. (South Africa)	74,985	235,914
Sinopharm Group Co. Ltd. (China) (Class H Stock)	56,800	252,231
Spire Healthcare Group PLC (United Kingdom)	207,284	1,084,557
UnitedHealth Group, Inc.(u)	116,582	14,223,004

		64,835,793

Health Care Technology
Cerner Corp.*(u)	1,781	122,996
Veeva Systems, Inc. (Class A Stock)*(a)	43,388	1,216,166

		1,339,162

Hotels, Restaurants & Leisure — 0.6%
Accor SA (France)	28,030	1,418,605
Carnival Corp.(u)	18,111	894,502
Chipotle Mexican Grill, Inc.*(u)	1,625	983,109
ClubCorp Holdings, Inc.	28,000	668,640
Darden Restaurants, Inc.	2,700	191,916
Hana Tour Service, Inc. (South Korea)	590	67,333
Hilton Worldwide Holdings, Inc.*	64,658	1,781,328
InterContinental Hotels Group PLC (United Kingdom)	28,327	1,142,045
La Quinta Holdings, Inc.*	27,400	626,090
Restaurant Brands International, Inc. (Canada)	24,634	941,265
REXLot Holdings Ltd. (Hong Kong)	700,000	39,582
Royal Caribbean Cruises Ltd.(u)	35,276	2,775,869
Sands China Ltd. (Hong Kong)	210,000	705,768
Starbucks Corp.(u)	89,200	4,782,458
Wynn Macau Ltd. (Macau)	193,600	322,589

		17,341,099

Household Durables — 0.8%
Berkeley Group Holdings PLC (United Kingdom)	54,108	2,843,299
Coway Co. Ltd. (South Korea)	3,195	261,586
D.R. Horton, Inc.(u)	38,066	1,041,486
Electrolux AB (Sweden) (Class B Stock)	66,827	2,093,900
Harman International Industries, Inc.	26,951	3,205,552
Jarden Corp.*	13,575	702,506
Mohawk Industries, Inc.*	11,688	2,231,239
Persimmon PLC (United Kingdom)*	85,261	2,645,288
PulteGroup, Inc.(u)	56,272	1,133,881
Sekisui House Ltd. (Japan)	81,800	1,299,062
Skyworth Digital Holdings Ltd. (Hong Kong) .	148,000	131,757
Steinhoff International Holdings Ltd. (South Africa)	71,113	450,054
Toll Brothers, Inc.*(u)	98,011	3,743,040

		21,782,650

Household Products — 0.4%
Colgate-Palmolive Co.(u)	17,158	1,122,305
Energizer Holdings, Inc.*	8,930	1,174,741
Kimberly-Clark Corp.(u)	4,463	472,944
Procter & Gamble Co. (The)(u)	73,936	5,784,752

SEE NOTES TO FINANCIAL STATEMENTS.

A279

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Household Products (continued)
Reckitt Benckiser Group PLC (United Kingdom)	23,962	$2,066,334

		10,621,076

Independent Power & Renewable Electricity Producers
Dynegy, Inc.*	750	21,937
Huadian Power International Corp. Ltd. (China) (Class H Stock)	242,000	267,392
Huaneng Power International, Inc. (China) (Class H Stock)	270,000	375,773

		665,102

Industrial Conglomerates — 0.3%
Carlisle Cos., Inc.	44,251	4,430,410
CK Hutchison Holdings Ltd. (Hong Kong)	221,920	3,262,663
Danaher Corp.	9,700	830,223
General Electric Co.	11,262	299,231
KOC Holding A/S (Turkey)	49,820	230,381
SK Holdings Co. Ltd. (South Korea)	1,645	291,576

		9,344,484

Insurance — 2.5%
ACE Ltd.(u)	85,743	8,718,348
Aegon NV (Netherlands)	28,450	209,910
Alleghany Corp.*	1,273	596,731
Allianz SE (Germany)	12,705	1,981,363
Allied World Assurance Co. Holdings AG	19,300	834,146
Allstate Corp. (The)	20,410	1,323,997
American International Group, Inc.(u)	72,473	4,480,281
AmTrust Financial Services, Inc.	14,741	965,683
Arthur J Gallagher & Co.(u)	6,400	302,720
Aviva PLC (United Kingdom)	207,079	1,603,896
AXA SA (France)	138,209	3,503,860
CNO Financial Group, Inc.	50,000	917,500
Everest Re Group Ltd.(u)	2,833	515,634
Hartford Financial Services Group, Inc. (The)(u)	55,263	2,297,283
Lancashire Holdings Ltd. (United Kingdom) .	10,079	97,573
Legal & General Group PLC (United Kingdom)	687,533	2,688,281
Lincoln National Corp.	50,124	2,968,343
Loews Corp.	75,300	2,899,803
Marsh & McLennan Cos., Inc.	76,806	4,354,900
MetLife, Inc.(u)	162,179	9,080,402
Old Republic International Corp.	38,500	601,755
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	68,000	917,696
Principal Financial Group, Inc.(u)	4,592	235,524
Prudential PLC (United Kingdom)	318,660	7,679,517
Sompo Japan Nipponkoa Holdings, Inc. (Japan)	42,800	1,567,175
Sun Life Financial, Inc. (Canada)	70,647	2,358,671
Swiss Re AG (Switzerland)	16,173	1,431,680
Travelers Cos., Inc. (The)	20,200	1,952,532
Unum Group	39,100	1,397,825
W.R. Berkley Corp.	8,100	420,633
XL Group PLC (Ireland)(u)	29,153	1,084,491
Zurich Insurance Group AG (Switzerland)*	6,650	2,024,457

		72,012,610

COMMON STOCKS (continued)	Shares	Value (Note 2)
Internet & Catalog Retail — 0.6%
Amazon.com, Inc.*(u)	18,568	$8,060,184
Expedia, Inc.	25,200	2,755,620
GS Home Shopping, Inc. (South Korea)	335	63,015
Netflix, Inc.*	4,639	3,047,545
Priceline Group, Inc. (The)*	2,048	2,358,006
Wayfair, Inc. (Class A Stock)*(a)	34,264	1,289,697

		17,574,067

Internet Software & Services — 1.0%
CoStar Group, Inc.*	8,059	1,621,954
Dealertrack Technologies, Inc.*	23,214	1,457,607
Facebook, Inc. (Class A Stock)*(u)	148,984	12,777,612
Google, Inc. (Class A Stock)*(u)	5,357	2,892,994
Google, Inc. (Class C Stock)*(u)	19,166	9,976,094
NetEase, Inc. (China), ADR	2,460	356,368
Tencent Holdings Ltd. (China)	18,100	361,937
VeriSign, Inc.*(a)	9,300	573,996
Yahoo!, Inc.*	9,900	388,971

		30,407,533

IT Services — 1.0%
Accenture PLC (Class A Stock)(u)	38,536	3,729,514
Alliance Data Systems Corp.*(u)	14,615	4,266,703
Cognizant Technology Solutions Corp.
(Class A Stock)*(u)	27,980	1,709,298
Computer Sciences Corp.	26,300	1,726,332
Fidelity National Information Services, Inc.(u)	31,278	1,932,980
Gartner, Inc.*	17,257	1,480,305
HCL Technologies Ltd. (India)	23,415	338,190
Jack Henry & Associates, Inc.(u)	2,466	159,550
Leidos Holdings, Inc.	21,600	871,992
MasterCard, Inc. (Class A Stock)	64,586	6,037,499
Tech Mahindra Ltd. (India)	9,340	70,079
VeriFone Systems, Inc.*(a)	39,801	1,351,642
Visa, Inc. (Class A Stock)	87,915	5,903,492
WEX, Inc.*(u)	1,130	128,786

		29,706,362

Life Sciences Tools & Services — 0.1%
Fluidigm Corp.*	27,296	660,563
Illumina, Inc.*	15,039	3,283,916

		3,944,479

Machinery — 0.7%
Allison Transmission Holdings, Inc.	8,500	248,710
Cummins, Inc.(u)	4,296	563,592
DMG Mori Co. Ltd. (Japan)	70,600	1,361,485
Dover Corp.	26,000	1,824,680
FANUC Corp. (Japan)	6,400	1,309,540
Hyundai Elevator Co. Ltd. (South Korea)*	1,300	87,996
Illinois Tool Works, Inc.	24,600	2,258,034
Komatsu Ltd. (Japan)	60,800	1,219,850
Kubota Corp. (Japan)	118,000	1,871,053
Makita Corp. (Japan)	26,400	1,429,793
PACCAR, Inc.	61,106	3,899,174
Pall Corp.	16,979	2,113,037
Parker-Hannifin Corp.(u)	1,410	164,025
Shin Zu Shing Co. Ltd. (Taiwan)	28,000	84,902
SMC Corp. (Japan)	5,674	1,707,415
SPX Corp.(u)	6,273	454,102

SEE NOTES TO FINANCIAL STATEMENTS.

A280

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Machinery (continued)
United Tractors Tbk PT (Indonesia)	40,900	$62,378

		20,659,766

Marine
Kirby Corp.*	6,500	498,290
Mitsui OSK Lines Ltd. (Japan)	200,000	640,198
Wan Hai Lines Ltd. (Taiwan)	126,000	100,050

		1,238,538

Media — 1.5%
CBS Corp. (Class B Stock)(u)	44,989	2,496,864
Charter Communications, Inc. (Class A Stock)*(a)(u)	19,871	3,402,908
Clear Channel Outdoor Holdings, Inc. (Class A Stock)	52,000	526,760
Comcast Corp. (Class A Stock)(u)	69,250	4,164,695
CTC Media, Inc. (Russia)	8,800	19,976
Dentsu, Inc. (Japan)	42,600	2,203,808
DISH Network Corp. (Class A Stock)*(u)	72,845	4,932,335
Entercom Communications Corp. (Class A Stock)*(a)	24,446	279,173
Gannett Co., Inc.*	6,850	95,831
Media General, Inc.*(a)	31,800	525,336
Naspers Ltd. (South Africa) (Class N Stock)	8,835	1,373,881
Omnicom Group, Inc.	8,400	583,716
RS PCL (Thailand), NVDR	98,100	39,396
Sirius XM Holdings, Inc.*(u)	87,693	327,095
Smiles SA (Brazil)	7,710	130,686
TEGNA, Inc.	13,700	439,359
Time Warner Cable, Inc.(u)	1,644	292,911
Time Warner, Inc.(u)	106,187	9,281,806
Time, Inc.(u)	37,032	852,109
Twenty-First Century Fox, Inc. (Class A Stock)	118,418	3,853,914
Twenty-First Century Fox, Inc. (Class B Stock)(u)	60,129	1,937,356
UBM PLC (United Kingdom)	145,940	1,226,226
Viacom, Inc. (Class B Stock)	8,260	533,926
Walt Disney Co. (The)(u)	4,289	489,546
WPP PLC (United Kingdom)	90,545	2,032,377

		42,041,990

Metals & Mining — 0.4%
Alcoa, Inc.(u)	7,784	86,792
BHP Billiton Ltd. (Australia)	88,222	1,799,628
Eregli Demir ve Celik Fabrikalari TAS (Turkey)	149,870	242,470
Glencore PLC (Switzerland)*	366,325	1,469,029
Korea Zinc Co. Ltd. (South Korea)	425	206,758
MMC Norilsk Nickel PJSC (Russia), ADR	21,960	372,222
Nippon Steel & Sumitomo Metal Corp. (Japan)	407,000	1,055,292
Norsk Hydro ASA (Norway)	300,842	1,262,613
Rio Tinto Ltd. (United Kingdom)	20,266	838,340
Rio Tinto PLC (United Kingdom)	73,959	3,042,135
Seah Besteel Corp. (South Korea)	1,890	73,632
Severstal PAO (Russia), GDR, RegS	8,490	90,515
South32 Ltd. (Australia)*	88,222	121,841
United States Steel Corp.(a)	40,134	827,563

		11,488,830

COMMON STOCKS (continued)	Shares	Value (Note 2)
Multiline Retail — 0.3%
Dollar General Corp.(u)	22,403	$1,741,609
Kohl’s Corp.	47,700	2,986,497
Next PLC (United Kingdom)	14,107	1,651,100
Target Corp.	13,400	1,093,842

		7,473,048

Multi-Utilities — 0.3%
CenterPoint Energy, Inc.(u)	26,332	501,098
CMS Energy Corp.(u)	42,532	1,354,219
E.ON SE (Germany)	97,899	1,305,434
National Grid PLC (United Kingdom)	109,250	1,406,129
NiSource, Inc.(u)	24,315	1,108,521
PG&E Corp.	7,981	391,867
Sempra Energy	14,000	1,385,160

		7,452,428

Oil, Gas & Consumable Fuels — 1.9%
Anadarko Petroleum Corp.(u)	29,253	2,283,490
BG Group PLC (United Kingdom)	320,089	5,330,990
Bharat Petroleum Corp. Ltd. (India)	18,875	260,471
Cabot Oil & Gas Corp.(u)	37,403	1,179,691
CNOOC Ltd. (China) (Class H Stock)	1,078,000	1,529,118
Concho Resources, Inc.*	24,959	2,841,832
CONSOL Energy, Inc.(a)	46,400	1,008,736
Denbury Resources, Inc.	55,200	351,072
Devon Energy Corp.	34,400	2,046,456
EOG Resources, Inc.(u)	20,567	1,800,641
EQT Corp.(u)	13,845	1,126,153
Exxon Mobil Corp.	63,076	5,247,923
Hess Corp.	7,200	481,536
Hindustan Petroleum Corp. Ltd. (India)	23,370	267,489
HollyFrontier Corp.	15,900	678,771
Inpex Corp. (Japan)	63,100	716,245
Kinder Morgan, Inc.	14,900	572,011
Lukoil OAO (Russia), ADR	9,900	444,609
Marathon Oil Corp.(u)	26,899	713,899
Marathon Petroleum Corp.(u)	48,892	2,557,541
Occidental Petroleum Corp.	121,951	9,484,129
Oil Search Ltd. (Australia)	151,383	832,106
PBF Energy, Inc. (Class A Stock)	34,600	983,332
Phillips 66	34,221	2,756,844
Pioneer Natural Resources Co.	4,976	690,121
Polskie Gornictwo Naftowe I Gazownictwo SA (Poland)	51,400	90,246
PTT PCL (Thailand), NVDR	37,200	394,296
Range Resources Corp.	32,009	1,580,604
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	73,363	2,086,439
Southwestern Energy Co.*	59,200	1,345,616
Statoil ASA (Norway)	34,649	619,628
Tatneft OAO (Russia), ADR	8,850	283,023
TransCanada Corp. (Canada)(u)	2,947	119,707
Tullow Oil PLC (United Kingdom)	50,950	272,289
Tupras Turkiye Petrol Rafinerileri A/S (Turkey)*	7,375	186,835
Valero Energy Corp.	25,200	1,577,520

		54,741,409

Paper & Forest Products — 0.1%
International Paper Co.	8,300	394,997

SEE NOTES TO FINANCIAL STATEMENTS.

A281

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Paper & Forest Products (continued)
KapStone Paper and Packaging Corp.	30,100	$695,912
Stora Enso OYJ (Finland) (Class R Stock)	58,089	598,623
UPM-Kymmene OYJ (Finland)	52,957	937,124

		2,626,656

Personal Products — 0.1%
Amorepacific Corp. (South Korea)	290	108,449
Herbalife Ltd.*	4,700	258,923
Unilever PLC (United Kingdom)	41,352	1,775,609

		2,142,981

Pharmaceuticals — 2.6%
Allergan PLC*(u)	15,495	4,702,112
Astellas Pharma, Inc. (Japan)	95,700	1,363,327
AstraZeneca PLC (United Kingdom)	35,109	2,222,043
Bayer AG (Germany)	38,319	5,366,208
Bristol-Myers Squibb Co.(u)	70,957	4,721,479
Eli Lilly & Co.	19,707	1,645,337
GlaxoSmithKline PLC (United Kingdom)	66,667	1,386,128
Johnson & Johnson	74,540	7,264,668
Merck & Co., Inc.	106,740	6,076,708
Novartis AG (Switzerland)	91,448	8,994,867
Novo Nordisk A/S (Denmark) (Class B Stock)	31,510	1,729,107
Perrigo Co. PLC	2,246	415,128
Pfizer, Inc.(u)	307,242	10,301,825
Roche Holding AG (Switzerland)	28,795	8,073,874
Sanofi (France)	44,897	4,441,667
Shire PLC (Ireland)	22,024	1,769,608
Teva Pharmaceutical Industries Ltd. (Israel), ADR	22,625	1,337,138
Valeant Pharmaceuticals International, Inc.* .	20,301	4,509,867
Wockhardt Ltd. (India)	6,095	135,107

		76,456,198

Professional Services
Equifax, Inc.	5,900	572,831

Real Estate Investment Trusts (REITs) — 3.5%
American Homes 4 Rent (Class A Stock)	41,466	665,115
American Residential Properties, Inc.	32,100	593,850
American Tower Corp.(u)	26,422	2,464,909
Apartment Investment & Management Co. (Class A Stock)	74,081	2,735,811
AvalonBay Communities, Inc.(u)	46,473	7,429,638
Boston Properties, Inc.(u)	38,284	4,633,896
Brixmor Property Group, Inc.(u)	132,696	3,069,258
DiamondRock Hospitality Co.	133,100	1,705,011
Douglas Emmett, Inc.	30,800	829,752
EastGroup Properties, Inc.	10,900	612,907
Equity One, Inc.	78,800	1,839,192
Equity Residential	25,100	1,761,267
Essex Property Trust, Inc.	14,920	3,170,500
Excel Trust, Inc.	36,800	580,336
Extra Space Storage, Inc.	13,300	867,426
FelCor Lodging Trust, Inc.	55,900	552,292
General Growth Properties, Inc.	125,700	3,225,462
Goodman Group (Australia)	286,030	1,381,436
HCP, Inc.	105,800	3,858,526
Health Care REIT, Inc.	30,300	1,988,589
Healthcare Realty Trust, Inc.	54,200	1,260,692

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Investment Trusts (REITs) (continued)
Highwoods Properties, Inc.	39,900	$1,594,005
Home Properties, Inc.	9,750	712,237
Kilroy Realty Corp.	29,800	2,001,070
Kimco Realty Corp.	36,400	820,456
Klepierre (France)	19,518	860,540
LaSalle Hotel Properties	77,450	2,746,377
Liberty Property Trust(u)	57,969	1,867,761
Macerich Co. (The)	10,050	749,730
Mid-America Apartment Communities, Inc.	31,200	2,271,672
National Retail Properties, Inc.	34,200	1,197,342
NorthStar Realty Finance Corp.	28,800	457,920
Omega Healthcare Investors, Inc.	34,920	1,198,804
Parkway Properties, Inc.	77,000	1,342,880
Prologis, Inc.(u)	163,150	6,052,866
Public Storage	27,110	4,998,271
Rayonier, Inc.	38,666	987,916
Regency Centers Corp.(u)	50,886	3,001,256
Simon Property Group, Inc.	48,648	8,417,077
SL Green Realty Corp.	28,240	3,103,294
Spirit Realty Capital, Inc.	222,700	2,153,509
STORE Capital Corp.	31,800	639,180
Strategic Hotels & Resorts, Inc.*	156,400	1,895,568
Sunstone Hotel Investors, Inc.	48,215	723,707
Ventas, Inc.	9,788	607,737
Vornado Realty Trust	22,938	2,177,504
Weingarten Realty Investors	54,500	1,781,605
Westfield Corp. (Australia)	166,203	1,167,367
Weyerhaeuser Co.	31,400	989,100

		101,742,616

Real Estate Management & Development — 0.5%
Brookfield Asset Management, Inc. (Canada) (Class A Stock)	31,050	1,084,577
CBRE Group, Inc. (Class A Stock)*	82,855	3,065,635
Cheung Kong Property Holdings Ltd. (Hong Kong)*	133,000	1,103,250
China Overseas Land & Investment Ltd. (China)	776,000	2,731,612
Daiwa House Industry Co. Ltd. (Japan)	75,800	1,765,985
Deutsche Wohnen AG (Germany)	31,361	718,981
Hang Lung Properties Ltd. (Hong Kong)	332,000	986,679
Mitsui Fudosan Co. Ltd. (Japan)	101,000	2,826,273
Quality Houses PCL (Thailand), NVDR	818,300	61,054
Suplai PLC (Thailand), NVDR	85,900	47,682

		14,391,728

Road & Rail — 0.3%
Canadian Pacific Railway Ltd. (Canada)(u)	9,080	1,454,888
CSX Corp.(u)	7,578	247,422
East Japan Railway Co. (Japan)	16,500	1,483,337
Kansas City Southern	1,984	180,941
Old Dominion Freight Line, Inc.*	15,290	1,048,970
Union Pacific Corp.(u)	49,240	4,696,018

		9,111,576

Semiconductors & Semiconductor Equipment — 1.7%
Advanced Semiconductor Engineering, Inc. (Taiwan)	281,000	380,729
Analog Devices, Inc.	8,600	551,991
Applied Materials, Inc.(u)	9,649	185,454

SEE NOTES TO FINANCIAL STATEMENTS.

A282

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Semiconductors & Semiconductor Equipment (continued)
ARM Holdings PLC (United Kingdom)	91,525	$1,497,695
ASML Holding NV (Netherlands)	31,780	3,305,680
Avago Technologies Ltd. (Singapore)(u)	81,753	10,867,426
Broadcom Corp. (Class A Stock)(u)	72,126	3,713,768
Freescale Semiconductor Ltd.*(u)	22,410	895,728
Infineon Technologies AG (Germany)	86,090	1,068,344
Inotera Memories, Inc. (Taiwan)*	157,000	125,028
Intel Corp.	65,156	1,981,720
KLA-Tencor Corp.	73,186	4,113,785
Lam Research Corp.(u)	123,828	10,073,407
Micron Technology, Inc.*	26,400	497,376
NXP Semiconductor NV (Netherlands)*(u)	48,260	4,739,132
Radiant Opto-Electronics Corp. (Taiwan)	32,000	118,665
Realtek Semiconductor Corp. (Taiwan)	45,950	117,761
SK Hynix, Inc. (South Korea)	11,725	444,395
Skyworks Solutions, Inc.(u)	3,094	322,085
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	103,465	2,349,690
Texas Instruments, Inc.	42,156	2,171,456
Tokyo Electron Ltd. (Japan)	13,400	851,665
Vanguard International Semiconductor Corp. (Taiwan)	64,000	102,133
Win Semiconductors Corp. (Taiwan)	69,000	96,058
Wonik IPS Co. Ltd. (South Korea)*	10,495	133,321

		50,704,492

Software — 1.3%
Activision Blizzard, Inc.	22,300	539,883
Adobe Systems, Inc.*(u)	67,836	5,495,394
Com2uS Corp. (South Korea)*	560	62,081
Electronic Arts, Inc.*	25,979	1,727,603
Guidewire Software, Inc.*	28,616	1,514,645
Microsoft Corp.(u)	335,397	14,807,777
Mobileye NV (Israel)*(a)	20,841	1,108,116
NCSoft Corp. (South Korea)	530	94,179
Oracle Corp.	76,382	3,078,195
Rovi Corp.*(a)	38,401	612,496
SAP SE (Germany)	56,745	3,976,487
ServiceNow, Inc.*	15,164	1,126,837
Symantec Corp.	52,700	1,225,275
VMware, Inc. (Class A Stock)*(u)	2,574	220,695
Workday, Inc. (Class A Stock)*(a)	10,036	766,650

		36,356,313

Specialty Retail — 1.2%
AutoZone, Inc.*	2,130	1,420,497
Bed Bath & Beyond, Inc.*	25,400	1,752,092
Best Buy Co., Inc.(u)	73,251	2,388,715
Dixons Carphone PLC (United Kingdom)	152,197	1,082,250
GameStop Corp. (Class A Stock)(a)	36,288	1,558,932
Gap, Inc. (The)	36,600	1,397,022
GOME Electrical Appliances Holding Ltd. (China)	518,000	114,151
Home Depot, Inc. (The)(u)	68,260	7,585,734
Kingfisher PLC (United Kingdom)	291,064	1,587,597
Lowe’s Cos., Inc.(u)	133,174	8,918,663
Neebo, Inc.*	1,680	5,292
Staples, Inc.	27,900	427,149
Tiffany & Co.	18,746	1,720,883
TJX Cos., Inc. (The)(u)	48,152	3,186,218

COMMON STOCKS (continued)	Shares	Value (Note 2)
Specialty Retail (continued)
Ulta Salon Cosmetics & Fragrance, Inc.*	14,101	$2,177,899
Urban Outfitters, Inc.*	22,972	804,020

		36,127,114

Technology Hardware, Storage & Peripherals — 1.3%
Apple, Inc.(u)	218,438	27,397,586
Catcher Technology Co. Ltd. (Taiwan)	36,000	450,072
Chicony Electronics Co. Ltd. (Taiwan)	65,716	176,387
Hewlett-Packard Co.	81,600	2,448,816
Lenovo Group Ltd. (China)	252,000	348,406
NetApp, Inc.(u)	9,200	290,352
Nimble Storage, Inc.*(a)	33,016	926,429
Pegatron Corp. (Taiwan)	102,000	298,446
Samsung Electronics Co. Ltd. (South Korea)	1,742	1,976,449
Samsung Electronics Co. Ltd. (South Korea), GDR, RegS	2,620	1,494,710
SanDisk Corp.	6,200	360,964
TCL Communication Technology Holdings Ltd. (China)	53,000	49,534
Western Digital Corp.	9,600	752,832

		36,970,983

Textiles, Apparel & Luxury Goods — 0.4%
Anta Sports Products Ltd. (China)	74,000	179,474
Belle International Holdings Ltd. (Hong Kong)	203,000	233,862
Burberry Group PLC (United Kingdom)	55,440	1,367,717
Cie Financiere Richemont SA (Switzerland)	31,573	2,566,186
Coach, Inc.	12,300	425,703
Hanesbrands, Inc.	52,200	1,739,304
Hermes International (France)	470	175,489
Kering (France)	3,618	646,853
Lululemon Athletica, Inc.*(a)	5,719	373,451
LVMH Moet Hennessy Louis Vuitton SE (France)	7,977	1,402,442
Pou Chen Corp. (Taiwan)	111,000	158,341
PVH Corp.	6,346	731,059
Ralph Lauren Corp.	3,368	445,788
Taiwan Paiho Ltd. (Taiwan)	31,000	87,398
VF Corp.(u)	11,324	789,736
Wolverine World Wide, Inc.	39,743	1,131,881

		12,454,684

Thrifts & Mortgage Finance
Housing Development Finance Corp. Ltd. (India)	20,300	412,921
Hudson City Bancorp, Inc.	52,200	515,736

		928,657

Tobacco — 0.5%
Altria Group, Inc.	20,800	1,017,328
British American Tobacco PLC (United Kingdom)	79,202	4,264,408
Imperial Tobacco Group PLC (United Kingdom)	34,127	1,643,622
Japan Tobacco, Inc. (Japan)	120,300	4,276,578
KT&G Corp. (South Korea)	4,315	367,111
Philip Morris International, Inc.(u)	24,140	1,935,304

		13,504,351

SEE NOTES TO FINANCIAL STATEMENTS.

A283

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Trading Companies & Distributors — 0.3%
HD Supply Holdings, Inc.*	62,290	$2,191,362
Rush Enterprises, Inc. (Class A Stock)*	21,780	570,854
W.W. Grainger, Inc.(a)	6,600	1,561,890
Watsco, Inc	11,893	1,471,640
Wolseley PLC (United Kingdom)	49,368	3,148,393

		8,944,139

Transportation Infrastructure
Shenzhen Expressway Co. Ltd. (China) (Class H Stock)	102,000	81,222
Shenzhen International Holdings Ltd. (China)	89,750	156,570
TAV Havalimanlari Holding A/S (Turkey)	11,780	100,007
Zhejiang Expressway Co. Ltd. (China) (Class H Stock)	120,000	166,421

		504,220

Water Utilities
American Water Works Co., Inc.(u)	1,200	58,356
Pennon Group PLC (United Kingdom)	68,783	876,209

		934,565

Wireless Telecommunication Services — 0.5%
China Mobile Ltd. (China)	75,000	959,544
KDDI Corp. (Japan)	113,500	2,738,977
MegaFon PJSC (Russia), GDR, RegS	8,915	123,696
Mobile Telesystems OJSC (Russia), ADR	21,160	206,945
SBA Communications Corp. (Class A Stock)*(u)	8,376	962,988
SK Telecom Co. Ltd. (South Korea)	1,195	267,389
SoftBank Corp. (Japan)	10,200	600,811
T-Mobile US, Inc.*(u)	38,797	1,504,160
VimpelCom Ltd. (Netherlands), ADR	12,280	61,032
Vodafone Group PLC (United Kingdom)	1,795,255	6,548,861

		13,974,403

TOTAL COMMON STOCKS (cost $1,188,599,664)		1,339,018,963

PREFERRED STOCKS — 0.2%
Automobiles — 0.1%
Volkswagen AG (Germany) (PRFC)	9,770	2,267,414

Banks
Banco do Estado do Rio Grande do Sul SA (Brazil) (PRFC B)	4,710	13,589
Itau Unibanco Holding SA (Brazil), ADR (PRFC)	53,504	585,869

		599,458

Consumer Finance
Ally Financial, Inc., Series G, 7.000%	63	63,975

Diversified Financial Services
GMAC Capital Trust I, Series 2, 8.125%	3,000	77,940

Household Products — 0.1%
Henkel AG & Co. KGaA (Germany) (PRFC)	29,921	3,357,624

Insurance
XLIT Ltd. (Ireland), Series D, 3.409%	350	296,625

Oil, Gas & Consumable Fuels
Petroleo Brasileiro SA (Brazil) (PRFC), ADR	18,750	153,000

PREFERRED STOCKS (continued)	Shares	Value (Note 2)
Oil, Gas & Consumable Fuels (continued)
Surgutneftegas (Russia) (PRFC)	219,650	$169,701

		322,701

TOTAL PREFERRED STOCKS (cost $5,194,761)		6,985,737

	Units
RIGHTS*
Machinery
Hyundai Elevator Co. Ltd. (South Korea),expiring 07/14/15	85	1,524

Software
Com2uS Corp. (South Korea), expiring 07/31/15.	91	902

TOTAL RIGHTS (cost $ —)		2,426

WARRANTS*
Specialty Retail
Neebo, Inc. (Class A Stock), expiring 06/20/19.	1,980	—
Neebo, Inc. (Class B Stock), expiring 06/20/19.	4,243	—

		—

Transportation Infrastructure
General Maritime Corp., expiring 05/17/17	230	—

TOTAL WARRANTS (cost $1)		—

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 0.7%
Non-Residential Mortgage-Backed Securities — 0.2%
Ally Auto Receivables Trust,
Series 2012-3, Class A3
0.850%	08/15/16	38	38,068
Series 2012-4, Class A3
0.590%	01/17/17	232	232,223
Carfinance Capital Auto Trust,
Series 2013-1A, Class A, 144A
1.650%	07/17/17	7	7,452
Series 2013-2A, Class A, 144A
1.750%	11/15/17	201	201,342
CPS Auto Receivables Trust,
Series 2011-C, Class A, 144A
4.210%	03/15/19	34	34,841
Series 2012-C, Class A, 144A
1.820%	12/16/19	184	185,241
Series 2012-D, Class A, 144A
1.480%	03/16/20	162	162,853
Series 2013-A, Class A, 144A
1.310%	06/15/20	344	342,924
Series 2013-C, Class A, 144A
1.640%	04/16/18	719	720,285
Credit Acceptance Auto Loan Trust,
Series 2012-2A, Class A, 144A
1.520%	03/16/20	47	47,381

SEE NOTES TO FINANCIAL STATEMENTS.

A284

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Non-Residential Mortgage-Backed Securities (continued)
Exeter Automobile Receivables Trust,
Series 2013-1A, Class A, 144A
1.290%	10/16/17	98	$98,518
Flagship Credit Auto Trust,
Series 2013-1, Class A, 144A
1.320%	04/16/18	259	259,638
Series 2013-2, Class A, 144A
1.940%	01/15/19	603	606,439
Ford Credit Auto Owner Trust,
Series 2013-C, Class A3
0.820%	12/15/17	910	910,974
Hyundai Auto Receivables Trust,
Series 2013-A, Class A3
0.560%	07/17/17	690	689,617
Mercedes-Benz Auto Receivables Trust,
Series 2013-1, Class A3
0.780%	08/15/17	548	548,206
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-NC3, Class A1
0.325%(c)	09/25/36	212	142,220
Series 2007-NC2, Class A2B
0.325%(c)	01/25/37	85	59,480
Toyota Auto Receivables Owner Trust,
Series 2013-A, Class A3
0.550%	01/17/17	430	429,804
World Omni Auto Receivables Trust,
Series 2012-A, Class A3
0.640%	02/15/17	109	108,753

			5,826,259

Residential Mortgage-Backed Securities — 0.5%
ABFC Trust,
Series 2005-HE2, Class M3
0.965%(c)	06/25/35	110	100,966
Series 2006-OPT2, Class A2
0.325%(c)	10/25/36	376	318,948
Accredited Mortgage Loan Trust,
Series 2003-3, Class A1
5.210%	01/25/34	167	162,331
Series 2006-2, Class A3
0.335%(c)	09/25/36	101	99,350
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-FM1, Class A2B
0.275%(c)	07/25/36	368	135,744
Ameriquest Mortgage Securities Trust,
Series 2006-M3, Class A2B
0.285%(c)	10/25/36	161	68,755
Series 2006-M3, Class A2C
0.345%(c)	10/25/36	264	113,527
Series 2006-M3, Class A2D
0.425%(c)	10/25/36	98	42,734
Argent Securities Trust,
Series 2006-M2, Class A2D
0.425%(c)	09/25/36	202	81,959
Argent Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2005-W4, Class A2D
0.565%(c)	02/25/36	102	68,446

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (continued)
Bear Stearns Asset-Backed Securities Trust,
Series 2003-SD1, Class A
1.085%(c)	12/25/33		250	$233,857
Carrington Mortgage Loan Trust,
Series 2006-FRE2, Class A2
0.305%(c)	10/25/36		221	132,091
Series 2006-NC2, Class A3
0.335%(c)	06/25/36		230	190,390
Centex Home Equity Loan Trust,
Series 2004-D, Class AF4
4.680%	06/25/32		249	254,553
Citigroup Mortgage Loan Trust,
Series 2007-AMC1, Class A2A
0.235%(c)	12/25/36		30	16,542
Series 2007-AMC4, Class A2B
0.325%(c)	05/25/37		134	130,136
Countrywide Asset-Backed Certificates,
Series 2005-12, Class 1A4
5.323%(c)	02/25/36		29	28,655
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2004-CF2, Class 1A2, 144A
5.150%	01/25/43		119	120,115
Credit-Based Asset Servicing and Securitization LLC,
Series 2006-CB4, Class AV4
0.425%(c)	05/25/36		65	50,809
Series 2006-CB8, Class A1
0.321%(c)	10/25/36		248	192,144
CSAB Mortgage-Backed Trust,
Series 2006-2, Class A2
0.355%(c)	09/25/36		138	70,893
Ellington Loan Acquisition Trust,
Series 2007-1, Class A2B, 144A
1.085%(c)	05/28/37		73	72,262
Equity One Mortgage Pass-Through Trust,
Series 2003-2, Class M1
5.050%(c)	09/25/33		119	120,210
Fieldstone Mortgage Investment Trust,
Series 2006-2, Class 2A3
0.451%(c)	07/25/36		79	45,741
First Franklin Mortgage Loan Trust,
Series 2006-FF16, Class 2A3
0.325%(c)	12/25/36		217	135,124
Fremont Home Loan Trust,
Series 2006-B, Class 2A3
0.345%(c)	08/25/36		343	140,859
Series 2006-C, Class 2A2
0.335%(c)	10/25/36		195	97,231
FRT Trust,
Series 2013-1A, Class A1N, 144A
3.960%	10/25/33	(g)	29	29,320
Series 2013-1A, Class AR, 144A
4.210%	10/25/18	(g)	22	21,668
GMAT Trust,
Series 2013-1A, Class A, 144A
3.967%	11/25/43		279	279,723
GSAA Home Equity Trust,
Series 2007-5, Class 1AV1
0.285%(c)	03/25/47		109	55,707
Series 2007-5, Class 2A1A

SEE NOTES TO FINANCIAL STATEMENTS.

A285

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (continued)
0.305%(c)	04/25/47	95	$76,943
GSAMP Trust,
Series 2006-FM1, Class A1
0.345%(c)	04/25/36	294	220,388
Series 2006-FM2, Class A2C
0.335%(c)	09/25/36	69	32,325
Series 2006-FM2, Class A2D
0.425%(c)	09/25/36	112	53,605
Series 2006-HE3, Class A2C
0.345%(c)	05/25/46	361	324,958
Series 2007-HE1, Class A2C
0.335%(c)	03/25/47	400	333,498
Series 2007-NC1, Class A2C
0.335%(c)	12/25/46	125	73,837
HLSS Servicer Advance Receivables Backed Notes,
Series 2012-T2, Class A2, 144A
1.990%	10/15/45	365	364,635
Home Equity Asset Trust,
Series 2005-8, Class M1
0.615%(c)	02/25/36	240	220,085
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2006-C, Class 2A
0.315%(c)	08/25/36	227	183,222
Series 2006-D, Class 1A
0.325%(c)	11/25/36	282	224,133
Series 2006-D, Class 2A3
0.345%(c)	11/25/36	150	90,871
Series 2006-E, Class 2A3
0.355%(c)	04/25/37	261	170,548
Series 2007-B, Class 2A3
0.385%(c)	07/25/37	295	184,817
IXIS Real Estate Capital Trust,
Series 2005-HE2, Class M4
1.115%(c)	09/25/35	43	39,870
MASTR Asset-Backed Securities Trust,
Series 2006-WMC2, Class A4
0.335%(c)	04/25/36	299	136,146
Merrill Lynch Mortgage Investors Trust,
Series 2006-FF1, Class M3
0.495%(c)	08/25/36	150	135,287
Series 2007-HE3, Class A1
0.255%(c)	04/25/47	109	62,997
Mid-State Capital Corp. Trust,
Series 2006-1, Class A, 144A
5.787%	10/15/40	717	768,334
Nationstar Home Equity Loan Trust,
Series 2007-C, Class 1AV1
0.360%(c)	06/25/37	219	195,511
Navitas Equipment Receivables LLC,
Series 2013-1, Class A, 144A
1.950%	11/15/16	137	136,946
New Century Home Equity Loan Trust,
Series 2005-C, Class A2D
0.525%(c)	12/25/35	260	221,353
Series 2006-1, Class A2B
0.365%(c)	05/25/36	153	113,368
Series 2006-2, Class A2B
0.345%(c)	08/25/36	162	133,270

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (continued)
Newcastle Mortgage Securities Trust,
Series 2007-1, Class 1A1
0.375%(c)	04/25/37	223	$183,464
Nomura Home Equity Loan, Inc./Home Equity Loan Trust,
Series 2005-FM1, Class M2
0.675%(c)	05/25/35	185	171,987
NovaStar Mortgage Funding Trust,
Series 2006-4, Class A2C
0.335%(c)	09/25/36	129	76,454
Series 2006-4, Class A2D
0.435%(c)	09/25/36	69	41,401
Series 2007-1, Class A2C
0.365%(c)	03/25/37	514	262,608
Option One Mortgage Loan Trust,
Series 2005-5, Class M1
0.575%(c)	12/25/35	240	209,173
Park Place Securities, Inc.,
Series 2004-MCW1, Class M1
1.122%(c)	10/25/34	274	273,106
Series 2004-WHQ2, Class M2
1.130%(c)	02/25/35	142	141,822
Series 2005-WHQ3, Class M2
0.635%(c)	06/25/35	163	161,942
RAMP Trust,
Series 2005-EFC2, Class M4
0.795%(c)	07/25/35	250	228,909
Residential Asset Mortgage Products, Inc.,
Series 2005-EFC6, Class M1
0.595%(c)	11/25/35	462	455,539
Series 2006-NC1, Class A2
0.375%(c)	01/25/36	126	125,182
Residential Asset Securities Corp.,
Series 2004-KS5, Class AI5
5.160%(c)	06/25/34	275	278,681
Series 2006-KS1, Class A4
0.485%(c)	02/25/36	381	377,039
Saxon Asset Securities Trust,
Series 2006-2, Class A3C
0.335%(c)	09/25/36	163	150,437
SG Mortgage Securities Trust,
Series 2006-FRE1, Class A2B
0.365%(c)	02/25/36	157	100,097
Soundview Home Loan Trust,
Series 2007-OPT1, Class 2A4
0.465%(c)	06/25/37	246	151,964
Structured Asset Investment Loan Trust,
Series 2003-BC5, Class M1
1.310%(c)	06/25/33	362	347,264
Series 2005-HE3, Class M1
0.665%(c)	09/25/35	80	71,357
Series 2006-3, Class A5
0.335%(c)	06/25/36	259	220,279
Series 2006-BNC2, Class A5
0.345%(c)	05/25/36	73	60,609
Structured Asset Securities Corp.,
Series 2002-AL1, Class A2
3.450%	02/25/32	125	123,987

SEE NOTES TO FINANCIAL STATEMENTS.

A286

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (continued)
Westgate Resorts LLC,
Series 2014-1A, Class A, 144A
2.150%	12/20/26	2,501	$2,501,477

			14,822,515

TOTAL ASSET-BACKED SECURITIES (cost $20,310,197)			20,648,774

BANK LOANS(c) — 0.4%
Airlines
Delta Air Lines, Inc.,
2014 Term Loan B-1
3.250%	10/18/18	488	485,979
Flying Fortress, Inc.,
New Loans
3.500%	06/30/17	202	201,729

			687,708

Auto Components
Fram Group Holdings, Inc.,
Term Loan (First Lien)
6.500%	08/01/17	27	25,968
6.500%	01/01/40	14	13,241

			39,209

Automobiles
Chrysler Group LLC,
Term Loan B
3.500%	05/24/17	609	607,540

Biotechnology
Concordia Healthcare Corp.,
Initial Term Loan
4.750%	03/30/22	114	113,967

Building Products
Continental Building Products LLC,
Term Loan (First Lien)
4.000%	08/15/20	85	84,382
Quikrete Holdings, Inc.,
Initial Loan (First Lien)
4.000%	09/28/20	95	94,495

			178,877

Chemicals
OCI Beaumont LLC,
Term Loan B-3
5.500%	08/20/19	19	18,786

Commercial Services & Supplies — 0.1%
Alliance Laundry Systems LLC,
Initial Term Loan (First Lien)
4.250%	12/10/18	86	85,861
Freedom Group, Inc.,
Term Loan B
5.500%	04/19/19	170	160,926
Harland Clarke Holdings Corp.,
Tranche Term Loan B-2
5.532%	06/30/17	155	155,015
Tranche Term Loan B-4
6.000%	08/04/19	145	145,508

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Commercial Services & Supplies (continued)
Intelligrated, Inc.,
Term Loan (First Lien)
4.500%	07/30/18	142	$141,256

			688,566

Communications Equipment
Avaya, Inc.,
Term Loan B-7
6.250%	10/26/17	317	309,503

Containers & Packaging
Reynolds Group Holdings, Inc.,
Incremental U.S. Term Loan
4.500%	12/01/18	85	85,198
Southern Graphic Systems, Inc.,
Term Loan
4.250%	10/17/19	23	23,066

			108,264

Diversified Financial Services
Ascensus, Inc.,
Initial Term Loan
9.000%	11/15/20	15	14,972
National Financial Partners Corp.,
2014 Specified Refinancing Term Loan
4.500%	07/01/20	65	64,831

			79,803

Diversified Telecommunication Services
Altice Financing SA,
Term Loan
5.500%	07/15/19	39	39,599
Cincinnati Bell, Inc.,
Tranche Term Loan B
4.000%	08/09/20	64	63,809

			103,408

Electric Utilities
Energy Future Intermediate Holdings Co. LLC,
Term Loan
4.250%	06/12/16	20	19,701
Texas Competitive Electric Holdings Co. LLC,
2017 Term Loan (Extending)
4.671%	10/10/17	428	245,487
Term Loan (Non-Extending)
4.671%	10/10/16	160	92,133

			357,321

Energy Equipment & Services
Gardner Denver, Inc.,
Initial Dollar Term Loan
4.250%	07/30/20	308	300,990
Veresen Midstream Limited Partnership,
Tranche Term Loan B-1
5.250%	02/18/22	25	25,177

			326,167

Food & Staples Retailing
Rite Aid Corp.,
Tranche Term Loan 1 (Second Lien)
5.750%	08/21/20	30	30,281

SEE NOTES TO FINANCIAL STATEMENTS.

A287

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Food & Staples Retailing (continued)
Tranche Term Loan 2 (Second Lien)
4.875%	06/21/21	142	141,623
SUPERVALU, Inc.,
New Term Loan
4.500%	03/21/19	213	213,144

			385,048

Food Products — 0.1%
Dole Food Co., Inc.,
Tranche Term Loan B
4.500%	11/01/18	94	94,025
H.J. Heinz Co.,
Term Loan B-2
3.250%	06/05/20	492	491,917
Pinnacle Foods Finance LLC,
Tranche Term Loan G
3.000%	04/29/20	630	626,892

			1,212,834

Health Care Equipment & Supplies — 0.1%
CHG Healthcare Services,
Term Loan (First Lien)
4.250%	11/19/19	456	455,295
Sage Products, Inc.,
Replacement Term Loan (First Lien)
4.250%	11/20/19	286	285,803

			741,098

Health Care Providers & Services
Alliance Healthcare Services, Inc.,
Initial Term Loan (First Lien)
4.250%	06/03/19	21	20,924
CHS/Community Health Systems, Inc.,
2021 Incremental Term Loan H
4.000%	01/27/21	32	32,330
InVentiv Health, Inc.,
Term Loan B-4
7.750%	05/15/18	225	225,281
MPH Acquisition Holdings LLC,
Initial Term Loan
3.750%	03/31/21	189	188,259
National Mentor Holdings, Inc.,
Tranche Term Loan B
4.250%	01/31/20	70	69,456
Ortho-Clinical Diagnostics Holdings,
Initial Term Loan
4.750%	06/30/21	99	97,355

			633,605

Hotels, Restaurants & Leisure
ROC Finance LLC,
Funded Term Loan B
5.000%	05/22/19	95	93,345

Industrial Conglomerates
Rexnord LLC/RBS Global, Inc.,
Term Loan B
4.000%	08/21/20	98	97,881

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Insurance
USI, Inc.,
Initial Term Loan
4.250%	12/27/19	153	$153,001

Internet Software & Services
Go Daddy Operating Company, LLC,
Initial Trm Loan
4.250%	05/01/21	76	76,466

Machinery
Zebra Technologies Corp.,
Initial Term Loan
4.750%	10/27/21	77	77,915

Marine
Commercial Barge Line Co.,
Term Loan
11.000%	03/22/20	172	174,580
Navios Maritime Partners L.P.,
Term Loan
5.250%	06/28/18	17	16,958

			191,538

Media — 0.1%
Entercom Radio LLC,
Term Loan B-2
4.000%	11/23/18	104	104,070
iHeart Communications, Inc.,
Tranche Term Loan D
6.937%	01/30/19	314	289,357
Tranche Term Loan E
7.687%	07/30/19	250	233,092
Univision Communications, Inc.,
Replacement Term Loan (First-Lien)
4.000%	03/01/20	538	533,686
Vertis, Inc.,
Term Loan(i)
—%(p)	12/21/15	354	1,173

			1,161,378

Multiline Retail
J.C. Penney Co.,
Loan
6.000%	05/21/18	490	488,599
Sears Roebuck Acceptance Corp.,
Term Loan
5.500%	06/30/18	128	126,314

			614,913

Oil, Gas & Consumable Fuels
Alon USA Partners LP,
Tranche Term Loan B
9.250%	11/13/18	27	27,219
CITGO Petroleum Corp.,
Term Loan
9.500%	02/27/20	199	198,616
Fieldwood Energy LLC,
Closing Date Loan (Second Lien)
8.375%	09/25/20	150	114,563
Kinetic Concepts, Inc.,
Dollar Term Loan E-1
4.500%	05/04/18	98	97,801

SEE NOTES TO FINANCIAL STATEMENTS.

A288

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Oil, Gas & Consumable Fuels (continued)
MEG Energy Corp.,
Incremental Term Loan
3.750%	03/31/20	28	$27,176
NFR Energy,
Term Loan (Second Lien)
8.750%	01/18/18	117	39,862
Shelf Drilling,
Term Loan
10.000%	10/01/18	50	36,000
Stallion Oilfield,
Loan
8.000%	06/11/18	42	34,279

			575,516

Pharmaceuticals
Valeant Pharmaceuticals International,
Tranche Term Loan B (Series F-1)
4.000%	03/16/22	175	174,404

Real Estate Management & Development
Realogy Corp.,
Extended Synthetic Commitment
4.400%	10/10/16	20	19,415

Semiconductors & Semiconductor Equipment
Avago Technologies Ltd.,
Term Loan
3.750%	05/06/21	35	34,645
Axalta Coating Systems Dutch Holding B B.V.,
Refinanced Term Loan B
3.750%	02/01/20	97	96,675
Freescale Semiconductor, Inc.,
Tranche Term Loan B-4
4.250%	02/28/20	73	72,628
Semiconductor Components Industries LLC,
Term Loan
2.024%	01/02/18	108	105,117

			309,065

Software
Emdeon Business Services LLC,
Term Loan B-2
3.750%	11/02/18	297	296,588
First Data Corp.,
2018 Second New Term Loan B
3.687%	09/24/18	82	81,883
Syniverse Holdings, Inc.,
Initial Term Loan
4.000%	04/30/19	60	56,506

			434,977

Specialty Retail
PetSmart, Inc.,
Tranche Term Loan B-1
4.250%	02/09/22	86	85,578

Technology Hardware, Storage & Peripherals
Dell International LLC,
Term Loan B-2
4.000%	04/29/20	34	34,147

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Transportation Infrastructure
Floatel Delaware LLC /Floatel International Ltd.,
Initial Term Loan
6.000%	06/07/20	32	$25,504

TOTAL BANK LOANS (cost $11,392,171)			10,716,747

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.7%
A10 Securitization LLC,
Series 2013-1, Class A, 144A
2.400%	11/15/25	228	228,660
A10 Term Asset Financing LLC,
Series 2013-2, Class A, 144A
2.620%	11/15/27	1,299	1,306,534
BAMLL Commercial Mortgage Securities Trust,
Series 2013-DSNY, Class F, 144A
3.682%(c)	09/15/26	160	159,747
Banc of America Commercial Mortgage Trust,
Series 2006-3, Class A4
5.889%(c)	07/10/44	1,008	1,038,021
Series 2006-5, Class A4
5.414%	09/10/47	1,220	1,254,321
Series 2006-5, Class AM
5.448%	09/10/47	490	509,464
Banc of America Merrill Lynch Commercial Mortgage, Inc.,
Series 2005-3, Class AM
4.727%	07/10/43	231	231,512
BB-UBS Trust,
Series 2012-TFT, Class A, 144A
2.892%	06/05/30	2,025	1,999,973
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR9, Class A4A
4.871%	09/11/42	11	11,141
Series 2007-PW16, Class AM
5.896%(c)	06/11/40	905	969,190
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2005-CD1, Class AJ
5.380%(c)	07/15/44	1,430	1,439,234
Series 2005-CD1, Class AM
5.380%(c)	07/15/44	800	805,469
COBALT CMBS Commercial Mortgage Trust,
Series 2006-C1, Class A4
5.223%	08/15/48	663	689,372
COMM Mortgage Trust,
Series 2014-KYO, Class A, 144A
1.088%(c)	06/11/27	790	789,566
Series 2015-CR23, Class CMD, 144A
3.807%	05/10/48	230	217,412
Commercial Funding Trust,
Series 2006-GG7, Class AM
6.013%(c)	07/10/38	1,685	1,745,960
Credit Suisse Commercial Mortgage Trust,
Series 2006-C2, Class A3
5.860%(c)	03/15/39	372	377,500
DBRR Trust,
Series 2013-EZ2, Class A, 144A
0.853%(c)	02/25/45	71	70,877

SEE NOTES TO FINANCIAL STATEMENTS.

A289

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae-Aces,
Series 2011-M2, Class A2
3.645%	04/25/21	1,239	$1,321,597
Series 2011-M4, Class A2
3.726%	06/25/21	1,430	1,540,927
Series 2012-M8, Class ASQ3
1.801%	12/25/19	1,515	1,522,487
Series 2013-M7, Class A2
2.280%	12/27/22	1,465	1,436,312
Series 2013-M13, Class A2
2.624%(c)	04/25/23	1,837	1,826,066
Series 2015-M2, Class A3
3.160%(c)	12/25/24	3,989	4,054,431
Series 2015-M5, Class A1
2.965%(c)	03/25/25	3,994	4,000,135
Series 2015-M10, Class A2
3.095%(c)	04/25/27	1,579	1,563,131
GS Mortgage Securities Trust,
Series 2011-GC5, Class D, 144A
5.475%(c)	08/10/44	1,755	1,813,470
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2005-CB13, Class A4
5.421%(c)	01/12/43	543	543,639
Series 2006-CB16, Class A4
5.552%	05/12/45	1,111	1,139,873
Series 2006-LDP6, Class AM
5.525%(c)	04/15/43	825	844,867
LB-UBS Commercial Mortgage Trust,
Series 2006-C4, Class A4
6.028%(c)	06/15/38	499	512,657
Series 2006-C6, Class A4
5.372%	09/15/39	525	544,645
Series 2007-C1, Class AM
5.455%	02/15/40	1,460	1,540,662
Series 2007-C7, Class A3
5.866%(c)	09/15/45	755	817,216
Merrill Lynch Mortgage Trust,
Series 2005-LC1, Class AJ
5.548%(c)	01/12/44	210	213,176
Series 2006-C1, Class A4
5.865%(c)	05/12/39	600	612,691
Morgan Stanley Capital I Trust,
Series 2006-IQ12, Class AM
5.370%	12/15/43	1,310	1,376,151
Series 2006-IQ12, Class AMFX
5.370%	12/15/43	1,255	1,321,846
Series 2007-HQ11, Class X, IO, 144A
0.387%(c)	02/12/44	40,483	121,084
Morgan Stanley Reremic Trust,
Series 2012-IO, Class AXA, 144A
1.000%	03/27/51	593	591,987
NorthStar Mortgage Trust (Cayman Islands),
Series 2013-1A, Class A, 144A
2.037%(c)	08/25/29	1,239	1,249,855
UBS Commercial Mortgage Trust,
Series 2012-C1, Class D, 144A
5.727%(c)	05/10/45	1,560	1,587,224
Series 2012-C1, Class XA, IO, 144A

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
2.248%(c)	05/10/45		4,751	$509,106
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C2, Class A4
3.525%	05/10/63		647	670,791
VNDO Mortgage Trust,
Series 2012-6AVE, Class A, 144A
2.996%	11/15/30		1,049	1,038,883
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C27, Class A3
5.765%(c)	07/15/45		772	793,600
Wells Fargo Resecuritization Trust,
Series 2012-IO, Class A, 144A
1.750%	08/20/21		197	197,355
WF-RBS Commercial Mortgage Trust,
Series 2013-C11, Class D, 144A
4.320%(c)	03/15/45		1,125	1,055,873

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $50,742,115)				50,205,690

CONVERTIBLE BONDS — 0.2%
Capital Markets — 0.1%
Ares Capital Corp.,
Sr. Unsec’d. Notes
4.375%	01/15/19		1,700	1,730,813
4.750%	01/15/18	(a)	1,041	1,064,424
Prospect Capital Corp.,
Sr. Unsec’d. Notes
5.875%	01/15/19		1,055	1,053,681

				3,848,918

Diversified Telecommunication Services
Clearwire Communications LLC/Clearwire Finance, Inc.,
Gtd. Notes, 144A
8.250%	12/01/40		77	83,449

Real Estate Management & Development — 0.1%
British Land Jersey Ltd. (United Kingdom),
Gtd. Notes
1.500%	09/10/17		GBP 1,200	2,231,946

Specialty Retail
Real Mex Restaurants, Inc.,
Notes
0.028%(s)	01/01/40		103	—

TOTAL CONVERTIBLE BONDS (cost $6,258,996)				6,164,313

CORPORATE BONDS — 19.4%
Aerospace & Defense — 0.1%
Aerojet Rocketdyne Holdings, Inc.,
Sec’d. Notes
7.125%	03/15/21		44	46,860
BAE Systems Holdings, Inc. (United Kingdom),
Gtd. Notes, 144A
5.200%	08/15/15		170	170,766
6.375%	06/01/19		70	79,830
Boeing Co. (The),
Sr. Unsec’d. Notes
7.950%	08/15/24		540	735,540

SEE NOTES TO FINANCIAL STATEMENTS.

A290

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Aerospace & Defense (continued)
Bombardier, Inc. (Canada),
Unsec’d. Notes, 144A
5.500%	09/15/18		15	$14,850
KLX, Inc.,
Gtd. Notes, 144A
5.875%	12/01/22		100	100,989
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.350%	09/15/21		365	375,669
4.070%	12/15/42		620	585,832
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
3.850%	04/15/45	(a)	429	377,467
Orbital ATK, Inc.,
Gtd. Notes, 144A
5.250%	10/01/21		41	41,820
Textron, Inc.,
Sr. Unsec’d. Notes
3.875%	03/01/25		225	221,491
Triumph Group, Inc.,
Gtd. Notes
4.875%	04/01/21		10	9,800
United Technologies Corp.,
Sr. Unsec’d. Notes
3.100%	06/01/22		64	64,509
4.150%	05/15/45	(a)	545	520,401
4.500%	06/01/42		551	559,758

				3,905,582

Air Freight & Logistics
FedEx Corp.,
Gtd. Notes
4.100%	02/01/45		400	359,294
United Parcel Service, Inc.,
Sr. Unsec’d. Notes
2.450%	10/01/22		71	68,514

				427,808

Airlines — 0.2%
Air Canada 2013-1 Class A Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
4.125%	11/15/26		115	117,719
Air Canada 2015-1 Class A Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
3.600%	09/15/28		900	884,250
Allegiant Travel Co.,
Gtd. Notes
5.500%	07/15/19		80	80,600
American Airlines 2011-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.250%	07/31/22		46	49,959
American Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	01/15/27		309	313,329
American Airlines 2013-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.950%	07/15/24		741	787,221

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Airlines (continued)
Continental Airlines 2003-ERJ1 Pass-Through Trust,
Pass-Through Certificates
7.875%	01/02/20		419	$439,638
Continental Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.983%	10/19/23		154	171,283
Continental Airlines 2012-2 Class A Pass-Through Certificates,
Pass-Through Certificates
4.000%	04/29/26	(a)	78	79,815
Delta Air Lines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
6.821%	02/10/24		514	590,223
Delta Air Lines 2010-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.950%	11/23/20		79	83,560
Delta Air Lines 2011-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.300%	10/15/20		39	41,955
Delta Air Lines 2012-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.750%	11/07/21		57	60,515
Northwest Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
7.027%	05/01/21		534	598,998
United Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.300%	02/15/27		65	67,416
US Airways 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.950%	05/15/27		539	541,500
US Airways 2013-1 Class B Pass-Through Trust,
Pass-Through Certificates
5.375%	05/15/23	(a)	10	9,911

				4,917,892

Auto Components
Dana Holding Corp.,
Sr. Unsec’d. Notes
6.000%	09/15/23		225	234,703
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
8.750%	08/15/20		500	597,500
Johnson Controls, Inc.,
Sr. Unsec’d. Notes
4.250%	03/01/21		165	174,315
5.000%	03/30/20		150	164,664
MPG Holdco I, Inc.,
Gtd. Notes
7.375%	10/15/22		23	24,495
Tenneco, Inc.,
Gtd. Notes
5.375%	12/15/24		14	14,385
ZF North America Capital, Inc. (Germany),
Gtd. Notes, 144A
4.750%	04/29/25	(a)	150	145,219

				1,355,281

SEE NOTES TO FINANCIAL STATEMENTS.

A291

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Automobiles — 0.1%
FCA US LLC/CG Co-Issuer, Inc.,
Sec’d. Notes
8.250%	06/15/21		500	$545,000
General Motors Co.,
Sr. Unsec’d. Notes
4.000%	04/01/25		27	26,504
5.200%	04/01/45		385	381,319
6.250%	10/02/43		130	145,022
J.B. Poindexter & Co., Inc.,
Sr. Unsec’d. Notes, 144A
9.000%	04/01/22		60	64,200
Nissan Motor Acceptance Corp. (Japan),
Sr. Unsec’d. Notes, 144A
1.800%	03/15/18		364	364,512

				1,526,557

Banks — 2.6%
Abbey National Treasury Services PLC (United Kingdom),
Gtd. Notes
2.350%	09/10/19		2,055	2,054,684
ABN AMRO Bank NV (Netherlands),
Sr. Unsec’d. Notes, 144A
2.500%	10/30/18		830	843,129
African Development Bank (Supranational Bank),
Sub. Notes
8.800%	09/01/19		620	769,850
Australia & New Zealand Banking Group Ltd. (Australia),
Covered Bonds, 144A
2.400%	11/23/16		317	323,894
Sr. Unsec’d. Notes, 144A
3.250%	03/01/16		120	122,046
4.875%	01/12/21		160	179,629
Bank of America Corp.,
Jr. Sub. Notes
5.125%(c)	12/29/49	(a)	1,030	1,009,143
6.100%(c)	12/29/49		764	754,450
8.000%(c)	07/29/49		306	322,830
8.125%(c)	12/29/49		204	216,495
Sr. Unsec’d. Notes
2.600%	01/15/19		930	940,128
3.875%	03/22/17		1,245	1,294,399
5.625%	10/14/16	(a)	620	653,511
5.625%	07/01/20		630	710,047
6.500%	08/01/16		267	281,651
Sr. Unsec’d. Notes, MTN
3.300%	01/11/23		1,025	1,009,458
5.000%	05/13/21		75	82,333
5.000%	01/21/44		330	342,633
5.650%	05/01/18		70	76,896
6.400%	08/28/17		1,555	1,704,961
Sub. Notes
3.950%	04/21/25	(a)	1,725	1,661,503
5.420%	03/15/17		700	741,722
Sub. Notes, MTN
4.250%	10/22/26		1,485	1,454,710
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN
1.400%	09/11/17		341	342,098
2.375%	01/25/19	(a)	1,265	1,281,182

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Banks (continued)
Bank of Nova Scotia (The) (Canada),
Covered Bonds, 144A
1.650%	10/29/15		166	$166,638
Sr. Unsec’d. Notes
1.450%	04/25/18		200	199,038
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan),
Sr. Unsec’d. Notes, 144A
2.350%	02/23/17		226	229,052
2.700%	09/09/18		300	307,081
4.100%	09/09/23		200	210,373
Banque Federative du Credit Mutuel SA (France),
Sr. Unsec’d. Notes, 144A
2.750%	01/22/19		1,325	1,349,634
Barclays Bank PLC (United Kingdom),
Covered Bonds, 144A
2.500%	09/21/15		200	200,857
Sr. Unsec’d. Notes
2.500%	02/20/19		960	966,403
Sub. Notes
7.750%(c)	04/10/23		955	1,034,981
Sub. Notes, 144A
6.050%	12/04/17		1,510	1,642,939
BB&T Corp.,
Sr. Unsec’d. Notes, MTN
3.950%	04/29/16		515	527,679
Sub. Notes
5.250%	11/01/19		80	88,123
BPCE SA (France),
Gtd. Notes
4.000%	04/15/24	(a)	615	620,867
Sub. Notes, 144A
5.700%	10/22/23		425	447,999
Branch Banking & Trust Co.,
Sub. Notes
0.582%(c)	05/23/17		522	519,539
CIT Group, Inc.,
Sr. Unsec’d. Notes
3.875%	02/19/19	(a)	8	7,940
5.000%	05/15/17		48	49,498
5.250%	03/15/18		757	782,549
Sr. Unsec’d. Notes, 144A
5.500%	02/15/19		250	260,625
6.625%	04/01/18		45	47,756
Citigroup, Inc.,
Jr. Sub. Notes
5.875%(c)	12/29/49	(a)	1,845	1,849,059
5.950%(c)	12/29/49		1,065	1,027,938
Sr. Unsec’d. Notes
2.500%	09/26/18	(a)	1,155	1,168,008
3.750%	06/16/24		240	241,422
3.875%	10/25/23		435	443,926
4.950%	11/07/43		935	969,338
5.375%	08/09/20		74	82,734
6.000%	08/15/17		6	6,526
6.125%	11/21/17		1,200	1,319,966
8.500%	05/22/19	(a)	490	597,652
Sub. Notes
4.300%	11/20/26	(a)	680	664,919
4.400%	06/10/25	(a)	830	826,907

SEE NOTES TO FINANCIAL STATEMENTS.

A292

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Banks (continued)
Comerica, Inc.,
Sr. Unsec’d. Notes
3.000%	09/16/15		60	$60,298
Commonwealth Bank of Australia (Australia),
Covered Bonds, 144A
2.250%	03/16/17		250	255,372
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands),
Gtd. Notes
3.375%	01/19/17		45	46,482
Credit Agricole SA (France),
Sr. Unsec’d. Notes, 144A
2.750%	06/10/20		1,120	1,119,271
Sub. Notes, 144A
8.125%(c)	09/19/33	(a)	840	924,000
DNB Boligkreditt A/S (Norway),
Covered Bonds, 144A
2.100%	10/14/16		379	380,651
Fifth Third Bancorp,
Sub. Notes
8.250%	03/01/38		100	144,045
HSBC Bank PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
1.500%	05/15/18		665	660,455
4.125%	08/12/20		2,652	2,847,015
4.750%	01/19/21		300	330,669
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
6.375%(c)	12/29/49	(a)	1,000	1,005,000
Sr. Unsec’d. Notes
4.000%	03/30/22		1,018	1,065,820
5.100%	04/05/21		111	123,734
HSBC USA, Inc.,
Sr. Unsec’d. Notes
1.625%	01/16/18		200	199,453
2.375%	11/13/19		775	773,024
ING Bank NV (Netherlands),
Sr. Unsec’d. Notes, 144A
3.750%	03/07/17		328	340,803
Intesa Sanpaolo SpA (Italy),
Gtd. Notes
5.250%	01/12/24		1,350	1,434,561
KeyBank NA,
Sub. Notes
5.700%	11/01/17		205	222,757
KeyCorp,
Sr. Unsec’d. Notes, MTN
5.100%	03/24/21	(a)	100	110,948
Lloyds Bank PLC (United Kingdom),
Gtd. Notes
3.500%	05/14/25		690	677,466
Lloyds Banking Group PLC (United Kingdom),
Jr. Sub. Notes
7.500%(c)	04/30/49		670	690,100
Sub. Notes
4.500%	11/04/24	(a)	895	895,526
Macquarie Bank Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
5.000%	02/22/17		696	735,084

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Banks (continued)
Manufacturers & Traders Trust Co.,
Sub. Notes
6.625%	12/04/17		250	$279,421
MUFG Union Bank NA,
Sr. Unsec’d. Notes
2.625%	09/26/18		1,225	1,244,767
National Australia Bank Ltd. (Australia),
Covered Bonds, 144A
2.000%	06/20/17		330	335,546
Sr. Unsec’d. Notes, 144A
2.750%	09/28/15		220	221,093
3.000%	07/27/16		600	613,912
National City Corp.,
Sub. Notes
6.875%	05/15/19		100	115,973
Nordea Bank AB (Sweden),
Sr. Unsec’d. Notes, 144A
3.125%	03/20/17	(a)	350	361,248
Sub. Notes, 144A
4.875%	05/13/21		237	256,565
PNC Bank NA,
Sub. Notes
2.700%	11/01/22		1,160	1,116,398
2.950%	01/30/23		720	696,593
6.875%	04/01/18		253	285,963
PNC Financial Services Group, Inc. (The),
Jr. Sub. Notes
4.850%(c)	05/29/49		605	577,775
Sr. Unsec’d. Notes
2.854%	11/09/22		340	333,198
PNC Funding Corp.,
Gtd. Notes
5.125%	02/08/20		300	336,332
6.700%	06/10/19		160	186,560
Royal Bank of Canada (Canada),
Covered Bonds
1.200%	09/19/17		563	562,122
2.000%	10/01/18		397	402,615
Sr. Unsec’d. Notes, MTN
2.300%	07/20/16		295	299,898
Royal Bank of Scotland Group PLC (United Kingdom),
Sub. Notes
6.000%	12/19/23		133	140,838
6.100%	06/10/23		95	101,008
6.125%	12/15/22		265	285,347
Royal Bank of Scotland PLC (The) (United Kingdom),
Gtd. Notes
6.125%	01/11/21		200	229,501
Sub. Notes, RegS
9.500%(c)	03/16/22		145	159,955
Skandinaviska Enskilda Banken AB (Sweden),
Sr. Unsec’d. Notes, 144A
1.750%	03/19/18		2,286	2,285,810
Standard Chartered PLC (United Kingdom),
Sub. Notes, 144A
5.200%	01/26/24	(a)	350	366,478
SunTrust Banks, Inc.,
Sr. Unsec’d. Notes
3.500%	01/20/17		250	257,449

SEE NOTES TO FINANCIAL STATEMENTS.

A293

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Banks (continued)
Svenska Handelsbanken AB (Sweden),
Gtd. Notes
3.125%	07/12/16		250	$255,892
Swedbank AB (Sweden),
Sr. Unsec’d. Notes, 144A
1.750%	03/12/18		1,235	1,236,734
2.125%	09/29/17		1,965	1,987,725
Toronto-Dominion Bank (The) (Canada),
Covered Bonds, 144A
2.200%	07/29/15		115	115,140
Sr. Unsec’d. Notes, MTN
2.500%	07/14/16		287	291,882
U.S. Bancorp,
Sr. Unsec’d. Notes, MTN
1.650%	05/15/17		211	213,542
3.000%	03/15/22		133	134,107
4.125%	05/24/21		133	144,063
Wachovia Corp.,
Sr. Unsec’d. Notes, MTN
5.750%	02/01/18		1,400	1,546,194
Wells Fargo & Co.,
Jr. Sub. Notes
5.875%(c)	12/29/49		540	552,852
Sr. Unsec’d. Notes, MTN
3.500%	03/08/22	(a)	1,000	1,027,208
Sub. Notes
3.450%	02/13/23	(a)	290	288,430
4.125%	08/15/23		420	436,079
5.375%	11/02/43		1,140	1,217,201
Sub. Notes, MTN
4.650%	11/04/44	(a)	400	383,396
Wells Fargo Bank NA,
Sub. Notes
6.000%	11/15/17	(a)	600	660,925
Westpac Banking Corp. (Australia),
Covered Bonds, 144A
2.450%	11/28/16		200	204,209
Sr. Unsec’d. Notes
4.875%	11/19/19		200	221,725

				76,043,551

Beverages — 0.2%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
2.625%	01/17/23		535	513,462
4.625%	02/01/44	(a)	125	125,820
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
2.500%	07/15/22	(a)	1,085	1,043,420
5.375%	01/15/20		1,510	1,703,143
8.000%	11/15/39		160	234,769
Constellation Brands, Inc.,
Gtd. Notes
3.750%	05/01/21		33	32,340
4.250%	05/01/23		751	739,735
4.750%	11/15/24		17	17,043
Diageo Capital PLC (United Kingdom),
Gtd. Notes
1.500%	05/11/17		113	113,010

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Beverages (continued)
5.750%	10/23/17		180	$196,416
DS Services of America, Inc.,
Sec’d. Notes, 144A
10.000%	09/01/21		43	50,310
Heineken NV (Netherlands),
Sr. Unsec’d. Notes, 144A
1.400%	10/01/17		110	110,012
3.400%	04/01/22		250	252,826
PepsiCo, Inc.,
Sr. Unsec’d. Notes
1.250%	08/13/17		180	180,299
3.000%	08/25/21		94	96,298
4.250%	10/22/44	(a)	715	701,045
SABMiller Holdings, Inc. (United Kingdom),
Gtd. Notes, 144A
3.750%	01/15/22	(a)	300	309,977

				6,419,925

Biotechnology — 0.2%
Amgen, Inc.,
Sr. Unsec’d. Notes
3.125%	05/01/25		1,250	1,182,676
3.625%	05/15/22	(a)	405	412,633
3.625%	05/22/24		740	734,070
3.875%	11/15/21		300	314,610
6.375%	06/01/37		200	236,240
6.400%	02/01/39		61	72,998
Celgene Corp.,
Sr. Unsec’d. Notes
1.900%	08/15/17		195	197,021
3.250%	08/15/22		85	84,059
Concordia Healthcare Corp. (Canada),
Gtd. Notes, 144A
7.000%	04/15/23		228	228,000
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
3.700%	04/01/24		1,040	1,062,709
4.500%	02/01/45		400	398,458
4.800%	04/01/44	(a)	180	185,260

				5,108,734

Building Products
Cemex Espana SA (Mexico),
Sr. Sec’d. Notes, 144A
9.875%	04/30/19		150	164,130
Cemex Finance LLC (Mexico),
Sr. Sec’d. Notes, 144A
9.375%	10/12/22		275	306,281
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
6.125%	05/05/25		200	197,340
Griffon Corp.,
Gtd. Notes
5.250%	03/01/22		21	20,895
Masonite International Corp.,
Gtd. Notes, 144A
5.625%	03/15/23		55	55,894

SEE NOTES TO FINANCIAL STATEMENTS.

A294

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Building Products (continued)
NCI Building Systems, Inc.,
Gtd. Notes, 144A
8.250%	01/15/23		50	$53,250
NWH Escrow Corp.,
Sr. Sec’d. Notes, 144A
7.500%	08/01/21		100	94,000
Unifrax I LLC/Unifrax Holding Co.,
Gtd. Notes, 144A
7.500%	02/15/19		80	80,400
USG Corp.,
Gtd. Notes, 144A
5.500%	03/01/25		24	23,910
7.875%	03/30/20		2	2,140
Sr. Unsec’d. Notes
6.300%	11/15/16		30	31,387

				1,029,627

Capital Markets — 1.2%
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes
4.950%(c)	12/29/49		1,200	1,191,000
Sr. Unsec’d. Notes
5.450%	05/15/19		300	335,991
Sr. Unsec’d. Notes, MTN
2.400%	01/17/17		219	223,316
BlackRock, Inc.,
Sr. Unsec’d. Notes
3.375%	06/01/22		80	82,325
3.500%	03/18/24		70	71,147
6.250%	09/15/17		240	265,781
Credit Suisse (Switzerland),
Sr. Unsec’d. Notes
3.000%	10/29/21	(a)	650	644,931
Sr. Unsec’d. Notes, MTN
3.625%	09/09/24	(a)	350	347,921
Credit Suisse AG (Switzerland),
Sub. Notes, 144A
6.500%	08/08/23		445	486,657
Credit Suisse Group AG (Switzerland),
Jr. Sub. Notes, 144A
7.500%(c)	12/29/49		700	728,840
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
1.875%	02/13/18		90	89,725
6.000%	09/01/17		210	228,491
E*TRADE Financial Corp.,
Sr. Unsec’d. Notes
5.375%	11/15/22		75	76,875
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes
5.375%(c)	12/29/49		1,442	1,424,551
5.700%(c)	12/29/49	(a)	910	913,276
Sr. Unsec’d. Notes
2.375%	01/22/18		190	192,890
2.550%	10/23/19	(a)	1,400	1,403,282
2.625%	01/31/19	(a)	1,135	1,149,047
2.900%	07/19/18		1,195	1,223,116
3.500%	01/23/25		770	746,741
3.625%	01/22/23		1,100	1,093,061

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Capital Markets (continued)
4.000%	03/03/24		375	$381,543
5.250%	07/27/21		173	192,120
5.750%	01/24/22		340	386,739
5.950%	01/18/18		100	109,928
6.150%	04/01/18		230	255,732
Sr. Unsec’d. Notes, MTN
4.800%	07/08/44	(a)	450	444,209
5.375%	03/15/20		370	412,002
7.500%	02/15/19		1,960	2,302,234
Sub. Notes
5.150%	05/22/45	(a)	620	598,131
6.450%	05/01/36		605	682,689
Morgan Stanley,
Jr. Sub. Notes
5.450%(c)	07/29/49		1,065	1,057,013
5.550%(c)	12/29/49	(a)	1,037	1,029,482
Sr. Unsec’d. Notes
3.450%	11/02/15		200	201,813
3.750%	02/25/23		688	695,664
3.875%	04/29/24		890	899,483
4.300%	01/27/45	(a)	595	555,966
4.750%	03/22/17		650	685,715
5.750%	01/25/21		115	131,021
Sr. Unsec’d. Notes, MTN
2.375%	07/23/19	(a)	695	690,436
3.700%	10/23/24	(a)	195	194,210
4.000%	07/24/15		750	751,255
5.550%	04/27/17		1,300	1,393,196
6.625%	04/01/18	(a)	1,385	1,554,048
7.300%	05/13/19		950	1,117,654
Sub. Notes
3.950%	04/23/27		695	655,307
5.000%	11/24/25		280	293,121
Sub. Notes, MTN
4.350%	09/08/26		220	215,574
Quad/Graphics, Inc.,
Gtd. Notes
7.000%	05/01/22		55	53,487
State Street Corp.,
Jr. Sub. Notes
5.250%(c)	12/29/49		830	831,038
Sr. Sub. Notes
3.100%	05/15/23		108	105,805
Sr. Unsec’d. Notes
3.700%	11/20/23		423	436,954
UBS AG (Switzerland),
Sr. Unsec’d. Notes
5.750%	04/25/18		130	144,023
5.875%	12/20/17		200	220,024
Sr. Unsec’d. Notes, MTN
1.800%	03/26/18	(a)	1,250	1,248,140
2.375%	08/14/19		1,985	1,984,843

				35,829,563

Chemicals — 0.3%
Agrium, Inc. (Canada),
Sr. Unsec’d. Notes
4.125%	03/15/35		450	402,379

SEE NOTES TO FINANCIAL STATEMENTS.

A295

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Chemicals (continued)
Ashland, Inc.,
Gtd. Notes
4.750%	08/15/22		350	$343,437
Basell Finance Co. BV (Netherlands),
Gtd. Notes, 144A
8.100%	03/15/27		134	177,018
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
3.300%	03/01/22		250	255,343
6.000%	11/27/17		190	209,916
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43		245	229,240
5.375%	03/15/44	(a)	195	193,899
Chemours Co. (The),
Sr. Unsec’d. Notes, 144A
6.625%	05/15/23	(a)	22	21,313
7.000%	05/15/25		17	16,490
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
3.000%	11/15/22		200	192,405
4.125%	11/15/21	(a)	120	125,868
4.625%	10/01/44	(a)	680	634,722
7.375%	11/01/29		150	189,091
8.550%	05/15/19		101	123,143
E.I. du Pont de Nemours & Co.,
Sr. Unsec’d. Notes
4.150%	02/15/43		89	85,139
6.000%	07/15/18		150	168,320
Ecolab, Inc.,
Sr. Unsec’d. Notes
5.500%	12/08/41		295	322,289
Evolution Escrow Issuer LLC,
Gtd. Notes, 144A
7.500%	03/15/22		59	55,903
Hexion, Inc.,
Sr. Sec’d. Notes
6.625%	04/15/20		525	481,687
10.000%	04/15/20		195	200,363
Huntsman International LLC,
Gtd. Notes
4.875%	11/15/20		400	399,000
8.625%	03/15/21	(a)	40	42,097
INEOS Group Holdings SA (Luxembourg),
Sec’d. Notes, 144A
5.875%	02/15/19		700	703,500
LYB International Finance BV,
Gtd. Notes
4.875%	03/15/44		585	568,375
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
5.000%	04/15/19		970	1,050,767
Momentive Performance Materials, Inc.,
Sr. Sec’d. Notes
3.880%	10/24/21		75	67,313
Mosaic Co. (The),
Sr. Unsec’d. Notes
3.750%	11/15/21		288	297,025
4.250%	11/15/23		124	127,500

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Chemicals (continued)
5.450%	11/15/33		790	$840,935
Platform Specialty Products Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	02/01/22		34	35,105
Potash Corp. of Saskatchewan, Inc. (Canada),
Sr. Unsec’d. Notes
3.250%	12/01/17		200	208,335
Rain CII Carbon LLC/CII Carbon Corp.,
Sec’d. Notes, 144A
8.000%	12/01/18		110	107,250
Union Carbide Corp.,
Sr. Unsec’d. Notes
7.750%	10/01/96		130	161,200

				9,036,367

Commercial Services & Supplies — 0.2%
ACE Cash Express, Inc.,
Sr. Sec’d. Notes, 144A
11.000%	02/01/19		112	62,160
ADT Corp. (The),
Sr. Unsec’d. Notes
3.500%	07/15/22	(a)	310	280,550
4.125%	06/15/23	(a)	453	423,555
4.875%	07/15/42		37	28,305
6.250%	10/15/21	(a)	140	147,000
Ahern Rentals, Inc.,
Sec’d. Notes, 144A
7.375%	05/15/23		69	68,137
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes
5.500%	04/01/23		400	395,000
Gtd. Notes, 144A
5.250%	03/15/25		138	129,547
Casella Waste Systems, Inc.,
Gtd. Notes
7.750%	02/15/19		140	141,400
Cenveo Corp.,
Sr. Sec’d. Notes, 144A
6.000%	08/01/19		45	42,300
ERAC USA Finance LLC,
Gtd. Notes, 144A
2.750%	03/15/17	(a)	24	24,585
5.625%	03/15/42		65	69,660
6.700%	06/01/34		110	133,858
Sr. Unsec’d. Notes, 144A
4.500%	08/16/21		105	113,359
Garda World Security Corp. (Canada),
Gtd. Notes, 144A
7.250%	11/15/21		95	91,200
Harland Clarke Holdings Corp.,
Sr. Sec’d. Notes, 144A
6.875%	03/01/20		100	96,000
Hertz Corp. (The),
Gtd. Notes
5.875%	10/15/20		130	131,625
6.250%	10/15/22	(a)	550	558,250
7.375%	01/15/21	(a)	250	260,313

SEE NOTES TO FINANCIAL STATEMENTS.

A296

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Commercial Services & Supplies (continued)
Igloo Holdings Corp.,
Sr. Unsec’d. Notes, PIK, 144A
8.250%	12/15/17		50	$50,375
ILFC E-Capital Trust I,
Ltd. Gtd. Notes, 144A
4.690%(c)	12/21/65		200	198,200
ILFC E-Capital Trust II,
Ltd. Gtd. Notes, 144A
6.250%(c)	12/21/65		270	264,600
Live Nation Entertainment, Inc.,
Gtd. Notes, 144A
7.000%	09/01/20		30	31,875
Mobile Mini, Inc.,
Gtd. Notes
7.875%	12/01/20		70	73,325
Mustang Merger Corp.,
Sr. Unsec’d. Notes, 144A
8.500%	08/15/21		33	33,495
Republic Services, Inc.,
Gtd. Notes
3.550%	06/01/22		179	181,320
5.500%	09/15/19		335	374,180
RR Donnelley & Sons Co.,
Sr. Unsec’d. Notes
6.500%	11/15/23		40	41,300
7.625%	06/15/20		276	310,500
Sitel LLC/Sitel Finance Corp.,
Gtd. Notes
11.500%	04/01/18		43	37,733
Sr. Sec’d. Notes, 144A
11.000%	08/01/17		44	44,660
Speedy Cash Intermediate Holdings Corp.,
Sec’d. Notes, 144A
10.750%	05/15/18		110	103,950
United Rentals North America, Inc.,
Gtd. Notes
5.750%	11/15/24		150	147,750
6.125%	06/15/23	(a)	300	306,375
7.625%	04/15/22		580	627,850
8.250%	02/01/21		72	76,950
Sr. Sec’d. Notes
4.625%	07/15/23		89	87,273
Waste Management, Inc.,
Gtd. Notes
4.600%	03/01/21		74	81,471
4.750%	06/30/20		100	110,250

				6,380,236

Communications Equipment — 0.1%
Avaya, Inc.,
Sec’d. Notes, 144A
10.500%	03/01/21	(a)	79	65,175
Sr. Sec’d. Notes, 144A
7.000%	04/01/19		250	244,375
9.000%	04/01/19		180	183,600
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
3.625%	03/04/24	(a)	1,175	1,212,347
5.500%	01/15/40		710	809,235

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Communications Equipment (continued)
CommScope, Inc.,
Gtd. Notes, 144A
5.000%	06/15/21		22	$21,450
5.500%	06/15/24		62	60,295
Sr. Sec’d. Notes, 144A
4.375%	06/15/20		38	38,380
Harris Corp.,
Sr. Unsec’d. Notes
5.054%	04/27/45		445	423,959
Nokia OYJ (Finland),
Sr. Unsec’d. Notes
6.625%	05/15/39		21	22,785

				3,081,601

Construction & Engineering
AECOM,
Gtd. Notes, 144A
5.750%	10/15/22		55	55,687
5.875%	10/15/24		135	136,856
Brookfield Residential Properties, Inc. (Canada),
Gtd. Notes, 144A
6.125%	07/01/22		76	74,860
6.500%	12/15/20		15	14,931
Sr. Notes, 144A
6.375%	05/15/25		23	22,540
Fluor Corp.,
Sr. Unsec’d. Notes
3.375%	09/15/21		153	158,186
MasTec, Inc.,
Gtd. Notes
4.875%	03/15/23		85	77,563
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
6.875%	11/15/20		CAD 80	64,051
MMC Energy Inc., Escrow Shares,
First Lien
—%	10/15/20		75	—
Standard Pacific Corp.,
Gtd. Notes
8.375%	01/15/21		80	92,800
10.750%	09/15/16	(a)	13	14,397
Taylor Morrison Communities, Inc./Monarch Communities, Inc.,
Gtd. Notes, 144A
5.875%	04/15/23		47	46,413

				758,284

Construction Materials
US Concrete, Inc.,
Sr. Sec’d. Notes
8.500%	12/01/18		40	42,200

Consumer Finance — 0.9%
Ally Financial, Inc.,
Gtd. Notes
2.750%	01/30/17		62	61,721
4.750%	09/10/18		80	82,500
5.500%	02/15/17		25	26,063
6.250%	12/01/17		147	156,923
8.000%	11/01/31		214	256,265
Sr. Unsec’d. Notes

SEE NOTES TO FINANCIAL STATEMENTS.

A297

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Consumer Finance (continued)
3.250%	09/29/17		88	$88,000
3.250%	02/13/18		200	198,750
4.125%	03/30/20	(a)	80	79,850
4.625%	03/30/25		80	76,200
American Express Centurion Bank,
Sr. Unsec’d. Notes
6.000%	09/13/17		340	371,698
American Express Co.,
Sr. Unsec’d. Notes
1.550%	05/22/18		955	947,772
7.000%	03/19/18		320	362,913
American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN
2.375%	03/24/17		83	84,712
2.800%	09/19/16		100	102,092
American Honda Finance Corp. (Japan),
Sr. Unsec’d. Notes, 144A
1.600%	02/16/18		200	200,581
2.600%	09/20/16		328	334,650
Sr. Unsec’d. Notes, MTN
2.250%	08/15/19		67	67,455
Capital One Bank USA NA,
Sub. Notes
3.375%	02/15/23	(a)	2,505	2,433,309
Capital One Financial Corp.,
Jr. Sub. Notes
5.550%(c)	12/29/49	(a)	775	768,219
Sr. Unsec’d. Notes
4.750%	07/15/21		265	289,454
Capital One NA,
Sr. Unsec’d. Notes
2.400%	09/05/19	(a)	1,370	1,357,806
Discover Bank,
Sr. Unsec’d. Notes
2.000%	02/21/18		2,260	2,254,470
3.200%	08/09/21		1,185	1,168,133
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
1.529%(c)	05/09/16		200	201,133
3.000%	06/12/17		4,825	4,935,444
3.664%	09/08/24		1,150	1,134,741
3.984%	06/15/16		353	361,251
4.207%	04/15/16		327	334,435
4.250%	02/03/17		1,195	1,242,057
4.375%	08/06/23	(a)	345	357,798
General Motors Financial Co., Inc.,
Gtd. Notes
2.750%	05/15/16		585	591,990
3.250%	05/15/18	(a)	205	209,663
John Deere Capital Corp.,
Sr. Unsec’d. Notes
1.200%	10/10/17		98	97,869
1.700%	01/15/20		33	32,311
2.250%	04/17/19		133	134,195
Navient Corp.,
Sr. Unsec’d. Notes
5.875%	03/25/21		135	134,915
Sr. Unsec’d. Notes, MTN
8.000%	03/25/20		165	183,975

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Consumer Finance (continued)
PACCAR Financial Corp.,
Sr. Unsec’d. Notes, MTN
1.600%	03/15/17		99	$99,962
Quicken Loans, Inc.,
Gtd. Notes, 144A
5.750%	05/01/25		45	43,087
Springleaf Finance Corp.,
Gtd. Notes, MTN
6.500%	09/15/17		100	104,875
Synchrony Financial,
Sr. Unsec’d. Notes
3.750%	08/15/21		1,835	1,848,961
Toyota Motor Credit Corp. (Japan),
Sr. Unsec’d. Notes, MTN
2.000%	09/15/16		1,945	1,973,671

				25,791,869

Containers & Packaging — 0.1%
Ardagh Packaging Finance PLC (Ireland),
Gtd. Notes, 144A
9.125%	10/15/20	(a)	700	738,500
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Gtd. Notes, 144A
6.000%	06/30/21	(a)	200	199,500
Sr. Sec’d. Notes, 144A
3.286%(c)	12/15/19		200	194,500
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II (New Zealand),
Gtd. Notes, 144A
5.625%	12/15/16		65	64,878
Novelis, Inc.,
Gtd. Notes
8.750%	12/15/20		125	132,187
Pactiv LLC,
Sr. Unsec’d. Notes
8.375%	04/15/27		64	63,360
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (New Zealand),
Gtd. Notes
9.000%	04/15/19		600	620,250
9.875%	08/15/19		190	199,500
Sealed Air Corp.,
Gtd. Notes, 144A
5.125%	12/01/24		50	49,313
6.500%	12/01/20	(a)	70	77,175

				2,339,163

Distributors
VWR Funding, Inc.,
Gtd. Notes
7.250%	09/15/17		290	299,787

Diversified Financial Services — 0.8%
Aircastle Ltd.,
Sr. Unsec’d. Notes
6.250%	12/01/19		120	130,044
7.625%	04/15/20		200	226,240
Blackstone Holdings Finance Co. LLC,
Gtd. Notes, 144A
5.875%	03/15/21		560	643,383

SEE NOTES TO FINANCIAL STATEMENTS.

A298

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Caisse Centrale Desjardins (Canada),
Covered Bonds, 144A
2.550%	03/24/16		291	$295,433
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A
4.400%	11/25/19		935	1,022,982
CME Group, Inc.,
Sr. Unsec’d. Notes
3.000%	09/15/22		180	181,023
CNG Holdings, Inc.,
Sr. Sec’d. Notes, 144A
9.375%	05/15/20		129	93,525
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
3.750%	01/15/16		288	290,904
Countrywide Financial Corp.,
Sub. Notes
6.250%	05/15/16		200	207,853
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
2.250%	09/03/19		1,365	1,355,498
2.375%	08/01/18		227	230,158
2.625%	09/15/16		195	198,265
2.950%	01/11/17		400	409,820
Deutsche Telekom International Finance BV (Germany),
Gtd. Notes
8.750%	06/15/30		300	422,079
Gtd. Notes, 144A
2.250%	03/06/17		150	151,733
Energizer SpinCo, Inc.,
Gtd. Notes, 144A
5.500%	06/15/25		92	90,850
General Electric Capital Corp.,
Gtd. Notes
2.250%	11/09/15		375	377,263
6.250%(c)	12/29/49		500	546,875
Gtd. Notes, MTN
4.375%	09/16/20		2,505	2,727,720
4.625%	01/07/21		750	825,752
5.625%	09/15/17		1,200	1,306,718
5.875%	01/14/38	(a)	510	609,975
6.000%	08/07/19		1,850	2,114,715
Sr. Sec’d. Notes
2.100%	12/11/19		494	497,303
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
4.875%	03/15/19		322	324,415
Intercontinental Exchange, Inc.,
Gtd. Notes
2.500%	10/15/18		293	299,435
4.000%	10/15/23		442	460,437
International Lease Finance Corp.,
Sr. Unsec’d. Notes
3.875%	04/15/18		1,460	1,467,300
4.625%	04/15/21		525	530,250
5.875%	04/01/19		250	266,550
Invesco Finance PLC,
Gtd. Notes
3.125%	11/30/22		410	405,276

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
4.000%	01/30/24		114	$117,067
Jefferies Group LLC,
Sr. Unsec’d. Notes
3.875%	11/09/15		185	186,556
6.875%	04/15/21		580	663,877
Macquarie Group Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
6.250%	01/14/21		282	321,535
MassMutual Global Funding II,
Sr. Sec’d. Notes, 144A
2.000%	04/05/17		200	202,623
2.100%	08/02/18		209	211,579
2.500%	10/17/22		132	127,529
3.125%	04/14/16		200	203,624
National Financial Partners Corp.,
Sr. Unsec’d. Notes, 144A
9.000%	07/15/21		75	74,063
National Rural Utilities Cooperative Finance Corp.,
Collateral Trust
10.375%	11/01/18		110	139,986
Nationstar Mortgage LLC/Nationstar Capital Corp.,
Gtd. Notes
6.500%	07/01/21	(a)	70	65,187
9.625%	05/01/19		61	64,813
Siemens Financieringsmaatschappij NV (Germany),
Gtd. Notes, 144A
2.900%	05/27/22		1,030	1,016,559
6.125%	08/17/26		180	218,711
Voya Financial, Inc.,
Gtd. Notes
2.900%	02/15/18		1,970	2,021,606
5.500%	07/15/22	(a)	145	162,812

				24,507,901

Diversified Telecommunication Services — 0.9%
Alcatel-Lucent USA, Inc. (France),
Sr. Unsec’d. Notes
6.450%	03/15/29		71	73,307
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.625%	02/15/23		400	397,120
Altice SA (Luxembourg),
Gtd. Notes, 144A
7.625%	02/15/25		200	188,000
AT&T, Inc.,
Sr. Unsec’d. Notes
3.000%	02/15/22		660	644,231
3.400%	05/15/25	(a)	405	386,252
3.875%	08/15/21		1,505	1,552,343
4.300%	12/15/42		3,333	2,856,538
4.350%	06/15/45		188	160,499
4.450%	05/15/21		790	843,164
4.800%	06/15/44		550	512,324
5.350%	09/01/40		273	268,773
BellSouth Corp.,
Sr. Unsec’d. Notes
6.550%	06/15/34		400	433,064

SEE NOTES TO FINANCIAL STATEMENTS.

A299

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Diversified Telecommunication Services (continued)
British Telecommunications PLC (United Kingdom),
Sr. Unsec’d. Notes
1.625%	06/28/16		200	$201,016
9.625%	12/15/30		100	148,417
CenturyLink, Inc.,
Sr. Unsec’d. Notes
5.800%	03/15/22		500	477,500
Sr. Unsec’d. Notes, 144A
5.625%	04/01/25		60	54,150
Cincinnati Bell, Inc.,
Gtd. Notes
8.375%	10/15/20		30	31,575
Consolidated Communications, Inc.,
Gtd. Notes, 144A
6.500%	10/01/22		55	53,006
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36		348	385,828
Frontier Communications Corp.,
Sr. Unsec’d. Notes
8.250%	04/15/17		24	25,800
8.500%	04/15/20		63	65,867
8.750%	04/15/22		158	156,420
9.250%	07/01/21		78	81,705
GCI, Inc.,
Sr. Unsec’d. Notes
6.750%	06/01/21		151	152,887
Level 3 Financing, Inc.,
Gtd. Notes
3.914%(c)	01/15/18		55	55,275
6.125%	01/15/21		275	288,393
7.000%	06/01/20		132	140,085
Gtd. Notes, 144A
5.125%	05/01/23		350	341,250
5.625%	02/01/23	(a)	436	440,360
Nippon Telegraph & Telephone Corp. (Japan),
General Ref. Mortgage
1.400%	07/18/17		124	124,149
Orange SA (France),
Sr. Unsec’d. Notes
2.750%	09/14/16		87	88,575
5.500%	02/06/44		355	375,870
9.000%	03/01/31		180	253,991
Qwest Capital Funding, Inc.,
Gtd. Notes
6.875%	07/15/28		72	70,740
7.750%	02/15/31		21	21,630
Qwest Corp.,
Sr. Unsec’d. Notes
7.250%	09/15/25		25	28,541
Telefonica Emisiones SAU (Spain),
Gtd. Notes
3.192%	04/27/18		206	211,611
4.570%	04/27/23		430	451,532
5.134%	04/27/20		388	424,426
5.462%	02/16/21		45	49,759
6.421%	06/20/16		150	156,839

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Diversified Telecommunication Services (continued)
UPCB Finance V Ltd. (Netherlands),
Sr. Sec’d. Notes, 144A
7.250%	11/15/21		135	$145,800
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.625%	02/21/20		66	65,852
3.850%	11/01/42	(a)	2,635	2,174,650
4.500%	09/15/20		763	823,075
4.862%	08/21/46	(a)	4,073	3,811,986
5.150%	09/15/23		675	739,018
6.400%	09/15/33		14	16,043
6.550%	09/15/43	(a)	385	450,355
Sr. Unsec’d. Notes, 144A
4.522%	09/15/48		115	101,029
4.672%	03/15/55		106	92,215
Verizon Maryland LLC,
Gtd. Notes
5.125%	06/15/33		345	337,140
Verizon Pennsylvania LLC,
Gtd. Notes
8.350%	12/15/30		500	634,212
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.375%	04/15/21		450	463,500
Wind Acquisition Finance SA (Italy),
Sec’d. Notes, 144A
7.375%	04/23/21		300	303,375
Windstream Services LLC,
Gtd. Notes
6.375%	08/01/23		40	32,550
7.500%	06/01/22		100	87,875
7.500%	04/01/23	(a)	535	466,787
7.750%	10/01/21		500	457,500

				24,875,774

Electric Utilities — 1.3%
Alabama Power Co.,
Sr. Unsec’d. Notes
3.850%	12/01/42		135	122,772
5.875%	12/01/22		160	190,493
6.125%	05/15/38		30	36,946
Appalachian Power Co.,
Sr. Unsec’d. Notes
4.600%	03/30/21		150	163,071
Arizona Public Service Co.,
Sr. Unsec’d. Notes
4.500%	04/01/42		56	56,225
5.050%	09/01/41		107	115,496
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
2.800%	08/15/22		620	606,208
3.350%	07/01/23		485	487,926
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
3.750%	11/15/23		537	549,591
4.500%	02/01/45	(a)	725	713,492
5.150%	11/15/43		155	165,427
6.125%	04/01/36		240	282,735

SEE NOTES TO FINANCIAL STATEMENTS.

A300

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Electric Utilities (continued)
Cleveland Electric Illuminating Co. (The),
First Mortgage
8.875%	11/15/18	120	$145,814
Consumers Energy Co.,
First Mortgage
2.850%	05/15/22	100	100,265
5.650%	04/15/20	105	120,678
Duke Energy Carolinas LLC,
First Mortgage
3.900%	06/15/21	200	213,385
4.300%	06/15/20	655	717,116
First Ref. Mortgage
6.000%	01/15/38	31	37,925
7.000%	11/15/18	100	117,654
Duke Energy Corp.,
Sr. Unsec’d. Notes
3.050%	08/15/22	172	170,568
5.050%	09/15/19	1,500	1,661,346
Duke Energy Indiana, Inc.,
First Mortgage
3.750%	07/15/20	90	95,846
Duke Energy Progress, Inc.,
First Mortgage
4.100%	03/15/43	100	95,630
4.150%	12/01/44	550	531,527
EDP Finance BV (Portugal),
Sr. Unsec’d. Notes, 144A
5.250%	01/14/21	505	528,871
Electricite de France SA (France),
Sr. Unsec’d. Notes, 144A
4.875%	01/22/44	605	631,105
Enel Finance International NV (Italy),
Gtd. Notes, 144A
5.125%	10/07/19	250	274,073
Enel SpA (Italy),
Sub. Notes, 144A
8.750%(c)	09/24/73	775	889,313
Entergy Arkansas, Inc.,
First Mortgage
3.750%	02/15/21	950	1,003,778
Exelon Corp.,
Sr. Unsec’d. Notes
5.100%	06/15/45	620	622,479
FirstEnergy Solutions Corp.,
Gtd. Notes
6.800%	08/15/39	555	573,817
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44	185	192,584
Florida Power & Light Co.,
First Mortgage
4.050%	06/01/42	200	194,763
5.625%	04/01/34	150	177,714
Great Plains Energy, Inc.,
Sr. Unsec’d. Notes
4.850%	06/01/21	22	24,124
Hydro-Quebec (Canada),
Gov’t. Gtd. Notes
8.050%	07/07/24	550	751,973

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Electric Utilities (continued)
8.400%	01/15/22		120	$158,497
9.400%	02/01/21		130	173,409
Indiana Michigan Power Co.,
Sr. Unsec’d. Notes
7.000%	03/15/19		170	197,862
ITC Holdings Corp.,
Sr. Unsec’d. Notes
3.650%	06/15/24	(a)	890	881,177
Sr. Unsec’d. Notes, 144A
6.050%	01/31/18		489	539,374
John Sevier Combined Cycle Generation LLC,
Sec’d. Notes
4.626%	01/15/42		220	236,225
Kansas City Power & Light Co.,
Sr. Unsec’d. Notes
5.300%	10/01/41		300	324,645
Kansas Gas & Electric Co.,
First Mortgage, 144A
4.300%	07/15/44		555	556,722
Mississippi Power Co.,
Sr. Unsec’d. Notes
4.250%	03/15/42		260	231,477
Nevada Power Co.,
General Ref. Mortgage
6.500%	08/01/18		305	348,049
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
1.339%	09/01/15		48	48,045
Oglethorpe Power Corp.,
First Mortgage
4.550%	06/01/44		150	147,777
5.375%	11/01/40		375	412,017
Oklahoma Gas & Electric Co.,
Sr. Unsec’d. Notes
4.550%	03/15/44		400	413,167
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
6.800%	09/01/18		160	185,156
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
2.450%	08/15/22		113	107,084
3.400%	08/15/24		1,610	1,608,527
4.300%	03/15/45	(a)	100	96,048
4.450%	04/15/42		67	65,524
4.750%	02/15/44	(a)	505	520,630
6.050%	03/01/34		150	180,332
8.250%	10/15/18		130	155,858
PacifiCorp,
First Mortgage
2.950%	02/01/22		2,525	2,524,753
Peco Energy Co.,
First Mortgage
2.375%	09/15/22		150	143,114
PPL Capital Funding, Inc.,
Gtd. Notes
3.500%	12/01/22		630	637,513
4.200%	06/15/22		500	526,023
4.700%	06/01/43		105	104,940
6.700%(c)	03/30/67		1,185	1,046,497

SEE NOTES TO FINANCIAL STATEMENTS.

A301

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Electric Utilities (continued)
PPL WEM Holdings Ltd. (United Kingdom),
Sr. Unsec’d. Notes, 144A
5.375%	05/01/21	280	$309,726
Progress Energy, Inc.,
Sr. Unsec’d. Notes
3.150%	04/01/22	1,188	1,187,593
4.400%	01/15/21	93	99,541
7.750%	03/01/31	150	202,431
Puget Sound Energy, Inc.,
First Mortgage
4.300%	05/20/45	415	412,676
Jr. Sub. Notes
6.974%(c)	06/01/67	1,390	1,275,506
San Diego Gas & Electric Co.,
First Mortgage
6.000%	06/01/26	120	149,017
Sierra Pacific Power Co.,
General Ref. Mortgage
3.375%	08/15/23	98	99,106
Southern California Edison Co.,
First Mortgage
3.600%	02/01/45	700	623,967
First Ref. Mortgage
5.500%	03/15/40	80	93,121
Sr. Unsec’d. Notes
6.650%	04/01/29	150	189,467
Southern Co. (The),
Sr. Unsec’d. Notes
1.950%	09/01/16	104	105,180
Southern Power Co.,
Sr. Unsec’d. Notes
5.150%	09/15/41	800	824,070
5.250%	07/15/43	220	233,286
Southwestern Electric Power Co.,
Sr. Unsec’d. Notes
3.900%	04/01/45	1,040	905,372
Southwestern Public Service Co.,
First Mortgage
8.750%	12/01/18	230	281,592
State Grid Overseas Investment 2013 Ltd. (China),
Gtd. Notes, 144A
1.750%	05/22/18	200	198,520
Talen Energy Supply LLC,
Gtd. Notes, 144A
5.125%	07/15/19	25	24,500
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.,
Sr. Sec’d. Notes, 144A(i)
11.500%	10/01/20	150	91,500
Trans-Allegheny Interstate Line Co.,
Sr. Unsec’d. Notes, 144A
3.850%	06/01/25	760	754,940
Tri-State Generation & Transmission Association, Inc.,
First Mortgage, 144A
4.700%	11/01/44	400	402,924
Upstate New York Power Producers, Inc.,
Sr. Sec’d. Notes, PIK, 144A
20.000%	06/15/17	58	110,694

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Electric Utilities (continued)
Virginia Electric and Power Co.,
Sr. Unsec’d. Notes
2.750%	03/15/23		200	$195,218
Wisconsin Electric Power Co.,
Sr. Unsec’d. Notes
1.700%	06/15/18		250	250,516
2.950%	09/15/21		7	7,153
3.650%	12/15/42		77	69,981
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.700%	05/15/20		1,300	1,417,904

				36,448,673

Electrical Equipment
Belden, Inc.,
Gtd. Notes, 144A
5.250%	07/15/24		30	29,100
5.500%	09/01/22	(a)	5	4,963
Eaton Corp.,
Gtd. Notes
1.500%	11/02/17		54	53,963
4.000%	11/02/32		42	40,653

				128,679

Electronic Equipment, Instruments & Components — 0.1%
Anixter, Inc.,
Gtd. Notes
5.625%	05/01/19		250	265,625
Arrow Electronics, Inc.,
Sr. Unsec’d. Notes
6.000%	04/01/20		100	112,408
6.875%	06/01/18		145	161,011
7.500%	01/15/27		150	177,027
CDW LLC/CDW Finance Corp.,
Gtd. Notes
5.000%	09/01/23		16	15,720
5.500%	12/01/24		40	39,600
6.000%	08/15/22	(a)	20	20,650
General Cable Corp.,
Gtd. Notes
5.750%	10/01/22		408	382,500
International Wire Group Holdings, Inc.,
Sec’d. Notes, 144A
8.500%	10/15/17		110	113,850
Koninklijke Philips NV (Netherlands),
Sr. Unsec’d. Notes
3.750%	03/15/22		145	146,955
7.200%	06/01/26		205	252,241
Sanmina Corp.,
Sr. Sec’d. Notes, 144A
4.375%	06/01/19		10	9,975
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
2.400%	02/01/19		1,685	1,683,173
4.150%	02/01/24		305	310,780

				3,691,515

SEE NOTES TO FINANCIAL STATEMENTS.

A302

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Energy Equipment & Services — 0.1%
Buckeye Partners LP,
Sr. Unsec’d. Notes
2.650%	11/15/18		175	$174,361
4.150%	07/01/23		74	72,126
4.875%	02/01/21		150	156,405
5.850%	11/15/43		50	48,559
Ensco PLC,
Sr. Unsec’d. Notes
4.700%	03/15/21	(a)	420	427,812
Exterran Partners LP/EXLP Finance Corp.,
Gtd. Notes
6.000%	10/01/22		40	38,000
Gardner Denver, Inc.,
Sr. Unsec’d. Notes, 144A
6.875%	08/15/21		30	27,337
Halliburton Co.,
Sr. Unsec’d. Notes
3.500%	08/01/23		214	216,173
8.750%	02/15/21		130	167,217
Sr. Unsec’d. Notes, 144A
7.600%	08/15/96		90	120,435
National Oilwell Varco, Inc.,
Sr. Unsec’d. Notes
1.350%	12/01/17		44	43,526
Schlumberger Investment SA,
Gtd. Notes
3.650%	12/01/23		155	160,180
Gtd. Notes, 144A
3.300%	09/14/21		105	108,073
Weatherford International Ltd.,
Gtd. Notes
4.500%	04/15/22		203	190,630
5.950%	04/15/42	(a)	37	31,276
9.875%	03/01/39		150	172,659

				2,154,769

Food & Staples Retailing — 0.3%
Albertsons Holdings LLC/Saturn Acquisition Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
7.750%	10/15/22		115	122,187
Chiquita Brands International, Inc./Chiquita Brands LLC,
Sr. Sec’d. Notes
7.875%	02/01/21		96	103,440
CVS Health Corp.,
Sr. Unsec’d. Notes
2.750%	12/01/22		1,390	1,339,996
4.000%	12/05/23	(a)	910	940,019
CVS Pass-Through Trust,
Pass-Through Certificates
6.943%	01/10/30		224	265,654
Ingles Markets, Inc.,
Sr. Unsec’d. Notes
5.750%	06/15/23		35	35,571
Kroger Co. (The),
Gtd. Notes
5.400%	07/15/40		23	24,985
7.500%	04/01/31		110	141,626
Sr. Unsec’d. Notes
2.200%	01/15/17		93	94,298

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Food & Staples Retailing (continued)
3.400%	04/15/22		290	$292,124
3.850%	08/01/23	(a)	1,045	1,071,898
6.800%	12/15/18		55	63,270
New Albertsons, Inc.,
Sr. Unsec’d. Notes
7.450%	08/01/29		23	22,080
7.750%	06/15/26		11	10,725
8.000%	05/01/31		56	55,440
8.700%	05/01/30		5	5,075
Rite Aid Corp.,
Gtd. Notes
9.250%	03/15/20		150	162,563
Gtd. Notes, 144A
6.125%	04/01/23		93	95,790
Sr. Sec’d. Notes
8.000%	08/15/20		90	93,825
Simmons Foods, Inc.,
Sec’d. Notes, 144A
7.875%	10/01/21		142	130,640
SUPERVALU, Inc.,
Sr. Unsec’d. Notes
7.750%	11/15/22	(a)	75	78,703
Walgreen Co.,
Sr. Unsec’d. Notes
3.100%	09/15/22		162	157,339
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
3.800%	11/18/24	(a)	1,605	1,571,902
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
4.000%	04/11/43		605	577,280
4.300%	04/22/44		200	200,530
5.000%	10/25/40		1,310	1,432,674

				9,089,634

Food Products — 0.2%
Bumble Bee Holdings, Inc. (Luxembourg),
Sr. Sec’d. Notes, 144A
9.000%	12/15/17		327	342,941
Bunge Ltd. Finance Corp.,
Gtd. Notes
8.500%	06/15/19		230	278,040
ConAgra Foods, Inc.,
Sr. Unsec’d. Notes
1.300%	01/25/16		30	30,004
2.100%	03/15/18		49	48,522
4.650%	01/25/43		192	162,887
Dean Foods Co.,
Gtd. Notes, 144A
6.500%	03/15/23		37	37,740
General Mills, Inc.,
Sr. Unsec’d. Notes
3.150%	12/15/21		340	345,241
H.J. Heinz Co.,
Gtd. Notes, 144A
5.200%	07/15/45		880	901,842
Sec’d. Notes
4.250%	10/15/20		579	591,304
Sec’d. Notes, 144A

SEE NOTES TO FINANCIAL STATEMENTS.

A303

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Food Products (continued)
4.875%	02/15/25		30	$32,663
JBS USA LLC/JBS USA Finance, Inc. (Brazil),
Gtd. Notes, 144A
7.250%	06/01/21		87	91,676
7.250%	06/01/21		43	45,311
8.250%	02/01/20		44	46,640
Sr. Unsec’d. Notes, 144A
5.750%	06/15/25		64	63,261
JM Smucker Co (The),
Gtd. Notes, 144A
3.500%	03/15/25	(a)	715	700,478
Kraft Foods Group, Inc.,
Sr. Unsec’d. Notes
3.500%	06/06/22		175	175,429
5.000%	06/04/42		379	377,682
5.375%	02/10/20		139	155,151
6.875%	01/26/39		218	267,140
Mondelez International, Inc.,
Sr. Unsec’d. Notes
4.000%	02/01/24	(a)	580	600,720
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
5.750%	03/15/25	(a)	35	35,350
Post Holdings, Inc.,
Gtd. Notes
7.375%	02/15/22	(a)	880	895,400
Gtd. Notes, 144A
6.750%	12/01/21		138	138,000
Smithfield Foods, Inc.,
Sr. Unsec’d. Notes, 144A
5.250%	08/01/18		86	87,290
5.875%	08/01/21		289	298,393
Wells Enterprises, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	02/01/20		22	22,495

				6,771,600

Gas Utilities
AGL Capital Corp.,
Gtd. Notes
3.500%	09/15/21		150	156,399
4.400%	06/01/43		63	62,637
5.875%	03/15/41		91	107,535
6.375%	07/15/16		150	158,056
Atmos Energy Corp.,
Sr. Unsec’d. Notes
8.500%	03/15/19		300	364,411

				849,038

Health Care Equipment & Supplies — 0.2%
Alere, Inc.,
Gtd. Notes
6.500%	06/15/20		28	28,840
Baxter International, Inc.,
Sr. Unsec’d. Notes
1.850%	06/15/18		69	68,772
Becton, Dickinson and Co.,
Sr. Unsec’d. Notes
2.675%	12/15/19		1,075	1,075,813

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Health Care Equipment & Supplies (continued)
ConvaTec Healthcare E SA (Luxembourg),
Gtd. Notes, 144A
10.500%	12/15/18		600	$633,000
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp.,
Sec’d. Notes, 144A
8.125%	06/15/21		33	33,990
Halyard Health, Inc.,
Gtd. Notes, 144A
6.250%	10/15/22		200	209,500
Hologic, Inc.,
Gtd. Notes
6.250%	08/01/20		400	413,760
Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
Gtd. Notes, 144A
4.875%	04/15/20		60	61,053
5.500%	04/15/25		50	48,500
Medtronic, Inc.,
Gtd. Notes, 144A
3.150%	03/15/22		2,005	2,013,982
4.625%	03/15/45		750	759,262

				5,346,472

Health Care Providers & Services — 0.5%
Aetna, Inc.,
Sr. Unsec’d. Notes
3.500%	11/15/24	(a)	700	686,193
6.750%	12/15/37		100	125,832
Amsurg Corp.,
Gtd. Notes
5.625%	11/30/20		35	35,613
Anthem, Inc.,
Sr. Unsec’d. Notes
2.300%	07/15/18		440	442,618
3.300%	01/15/23		35	33,638
4.625%	05/15/42		365	333,631
4.650%	01/15/43		141	129,264
5.100%	01/15/44		705	689,092
CHS/Community Health Systems, Inc.,
Gtd. Notes
7.125%	07/15/20		80	84,760
8.000%	11/15/19		75	79,031
Sr. Sec’d. Notes
5.125%	08/15/18		100	102,500
Cigna Corp.,
Sr. Unsec’d. Notes
4.000%	02/15/22		885	911,998
Covenant Surgical Partners, Inc.,
Sr. Sec’d. Notes, 144A
8.750%	08/01/19		157	159,119
DaVita HealthCare Partners, Inc.,
Gtd. Notes
5.000%	05/01/25		335	322,437
Express Scripts Holding Co.,
Gtd. Notes
2.250%	06/15/19		765	758,806
2.650%	02/15/17		305	310,463
3.900%	02/15/22		225	231,046
4.750%	11/15/21		1,135	1,231,595

SEE NOTES TO FINANCIAL STATEMENTS.

A304

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Health Care Providers & Services (continued)
HCA Holdings, Inc.,
Sr. Unsec’d. Notes
6.250%	02/15/21		375	$404,063
HCA, Inc.,
Gtd. Notes
7.500%	02/15/22		775	890,281
IASIS Healthcare LLC/IASIS Capital Corp.,
Gtd. Notes
8.375%	05/15/19		370	382,950
Kindred Healthcare, Inc.,
Gtd. Notes, 144A
8.000%	01/15/20		200	214,000
8.750%	01/15/23		200	217,250
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
2.200%	08/23/17		195	197,031
2.500%	11/01/18		170	171,426
LifePoint Hospitals, Inc.,
Gtd. Notes
5.500%	12/01/21		20	20,650
McKesson Corp.,
Sr. Unsec’d. Notes
2.700%	12/15/22		464	445,120
2.850%	03/15/23		500	477,535
4.883%	03/15/44		230	228,564
MedImpact Holdings, Inc.,
Sr. Sec’d. Notes, 144A
10.500%	02/01/18		144	151,747
MPH Acquisition Holdings LLC,
Gtd. Notes, 144A
6.625%	04/01/22		260	265,525
Omnicare, Inc.,
Gtd. Notes
5.000%	12/01/24		95	102,125
Quest Diagnostics, Inc.,
Gtd. Notes
4.750%	01/30/20		170	185,100
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.500%	04/01/21		321	317,790
6.000%	10/01/20		124	132,215
Sr. Unsec’d. Notes
6.750%	02/01/20	(a)	500	522,500
8.125%	04/01/22		296	323,676
Sr. Unsec’d. Notes, 144A
5.000%	03/01/19	(a)	154	154,000
5.500%	03/01/19	(a)	227	228,986
United Surgical Partners International, Inc.,
Gtd. Notes
9.000%	04/01/20		225	240,187
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.750%	02/15/23		58	55,485
3.875%	10/15/20		690	738,145
3.950%	10/15/42		440	398,107
6.625%	11/15/37		270	346,136

				14,478,230

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Healthcare Equipment & Supplies
Mallinckrodt International Finance SA,
Gtd. Notes
3.500%	04/15/18		95	$95,237

Hotels, Restaurants & Leisure — 0.2%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A
6.000%	04/01/22	(a)	70	71,925
AMC Entertainment, Inc.,
Gtd. Notes
5.875%	02/15/22		25	25,375
Gtd. Notes, 144A
5.750%	06/15/25	(a)	300	294,000
Aramark Services, Inc.,
Gtd. Notes
5.750%	03/15/20		60	62,640
Boyd Gaming Corp.,
Gtd. Notes
6.875%	05/15/23		24	24,600
Caesars Entertainment Operating Co., Inc.,
Sr. Sec’d. Notes(i)
9.000%	02/15/20		500	407,500
11.250%	06/01/17		250	196,250
Chukchansi Economic Development Authority,
Sec’d. Notes, 144A(i)
9.750%	05/30/20		235	139,584
Downstream Development Authority of the Quapaw Tribe of Oklahoma,
Sr. Sec’d. Notes, 144A
10.500%	07/01/19		63	60,165
Graton Economic Development Authority,
Sr. Sec’d. Notes, 144A
9.625%	09/01/19		65	70,096
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
5.625%	10/15/21		80	83,096
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
6.250%	02/15/22		300	286,500
Isle of Capri Casinos, Inc.,
Gtd. Notes
5.875%	03/15/21		60	61,650
Marina District Finance Co., Inc.,
Sr. Sec’d. Notes
9.875%	08/15/18		250	256,875
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
4.600%	05/26/45		410	399,999
MGM Resorts International,
Gtd. Notes
6.000%	03/15/23	(a)	45	45,563
6.625%	07/15/15		80	79,988
7.625%	01/15/17		250	266,563
7.750%	03/15/22	(a)	565	621,500
11.375%	03/01/18		200	235,000
MTR Gaming Group, Inc.,
Sec’d. Notes
11.500%	08/01/19	(a)	60	63,825

SEE NOTES TO FINANCIAL STATEMENTS.

A305

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Hotels, Restaurants & Leisure (continued)
Pinnacle Entertainment, Inc.,
Gtd. Notes
6.375%	08/01/21		95	$100,819
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.,
Sr. Sec’d. Notes, 144A
9.500%	06/15/19		20	21,025
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes
7.500%	10/15/27		4	4,640
Sabre GLBL, Inc.,
Sr. Sec’d. Notes, 144A
5.375%	04/15/23		35	34,475
Scientific Games International, Inc.,
Gtd. Notes
10.000%	12/01/22		135	129,263
Sr. Sec’d. Notes, 144A
7.000%	01/01/22		50	51,625
Seminole Hard Rock Entertainment, Inc,/Seminole Hard Rock International LLC,
Gtd. Notes, 144A
5.875%	05/15/21		80	80,800
Shingle Springs Tribal Gaming Authority,
Sr. Unsec’d. Notes, 144A
9.750%	09/01/21		75	83,250
Station Casinos LLC,
Gtd. Notes
7.500%	03/01/21		75	80,250
WMG Acquisition Corp.,
Gtd. Notes, 144A
6.750%	04/15/22		75	71,263
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Gtd. Notes, 144A
5.500%	03/01/25	(a)	330	314,325

				4,724,429

Household Durables
Jarden Corp.,
Gtd. Notes
7.500%	05/01/17		50	54,375
K Hovnanian Enterprises, Inc.,
Gtd. Notes
11.875%	10/15/15		120	122,850
Lennar Corp.,
Gtd. Notes
4.500%	06/15/19		12	12,240
4.750%	05/30/25		55	53,350
6.950%	06/01/18		10	10,975
12.250%	06/01/17		100	118,000
M/I Homes, Inc.,
Gtd. Notes
8.625%	11/15/18		56	57,960
Meritage Homes Corp.,
Gtd. Notes
7.000%	04/01/22		60	64,050
WCI Communities, Inc.,
Gtd. Notes
6.875%	08/15/21		101	104,283

				598,083

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Household Products
Central Garden & Pet Co.,
Gtd. Notes
8.250%	03/01/18	(a)	376	$385,024
Prestige Brands, Inc.,
Gtd. Notes, 144A
5.375%	12/15/21	(a)	50	50,000
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
5.800%	08/15/34		200	247,661
Radio Systems Corp.,
Sec’d. Notes, 144A
8.375%	11/01/19		55	58,300
Spectrum Brands, Inc.,
Gtd. Notes
6.625%	11/15/22		43	45,795
6.750%	03/15/20		250	263,250
Gtd. Notes, 144A
5.750%	07/15/25		34	34,510
6.125%	12/15/24		14	14,665
Tempur Sealy International, Inc.,
Gtd. Notes
6.875%	12/15/20		250	265,000

				1,364,205

Independent Power & Renewable Electricity Producers — 0.1%
AES Corp.,
Sr. Unsec’d. Notes
3.283%(c)	06/01/19		450	450,000
5.500%	03/15/24	(a)	20	19,250
Calpine Corp.,
Sr. Sec’d. Notes, 144A
6.000%	01/15/22		150	158,625
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
2.950%	01/15/20		720	722,491
4.000%	10/01/20		270	281,696
NRG Energy, Inc.,
Gtd. Notes
8.250%	09/01/20		300	314,250
TerraForm Power Operating LLC,
Gtd. Notes, 144A
5.875%	02/01/23		25	25,375

				1,971,687

Industrial Conglomerates — 0.1%
Argos Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
7.125%	03/15/23		78	81,705
CTP Transportation Products LLC/CTP Finance, Inc.,
Sr. Sec’d. Notes, 144A
8.250%	12/15/19		76	78,660
Danaher Corp.,
Sr. Unsec’d. Notes
3.900%	06/23/21		139	148,837
General Electric Co.,
Sr. Unsec’d. Notes
2.700%	10/09/22		53	51,811
4.125%	10/09/42	(a)	900	865,938
4.500%	03/11/44		465	472,249

SEE NOTES TO FINANCIAL STATEMENTS.

A306

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Industrial Conglomerates (continued)
HRG Group, Inc.,
Sr. Sec’d. Notes
7.875%	07/15/19		95	$100,225
Hutchison Whampoa International 10 Ltd. (Hong Kong),
Gtd. Notes, 144A
6.000%(c)	04/29/49		650	657,313
Hutchison Whampoa International 12 II Ltd. (Hong Kong),
Gtd. Notes, 144A
3.250%	11/08/22		200	198,980
Nielsen Co. Luxembourg Sarl (The),
Gtd. Notes, 144A
5.500%	10/01/21		75	75,750

				2,731,468

Insurance — 0.6%
AIG SunAmerica Global Financing X,
Sr. Sec’d. Notes, 144A
6.900%	03/15/32		185	237,128
Allstate Corp. (The),
Sr. Unsec’d. Notes
3.150%	06/15/23		122	122,156
American International Group, Inc.,
Sr. Unsec’d. Notes
3.375%	08/15/20		1,720	1,780,317
4.125%	02/15/24		165	171,216
4.500%	07/16/44		510	485,135
6.400%	12/15/20		1,195	1,420,670
Aon Corp.,
Gtd. Notes
3.125%	05/27/16		125	127,495
3.500%	09/30/15		34	34,201
6.250%	09/30/40		33	39,840
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC,
Sr. Unsec’d. Notes, 144A
7.875%	12/15/20		75	79,125
Berkshire Hathaway Finance Corp.,
Gtd. Notes
2.450%	12/15/15		133	134,147
3.000%	05/15/22		325	328,666
4.300%	05/15/43		635	614,583
4.400%	05/15/42		165	162,475
5.400%	05/15/18		700	776,383
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
4.500%	02/11/43	(a)	445	446,145
CNA Financial Corp.,
Sr. Unsec’d. Notes
3.950%	05/15/24		65	64,558
5.875%	08/15/20		60	68,354
Fidelity & Guaranty Life Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	04/01/21		50	52,000
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
5.000%	06/01/21		68	74,206
7.800%	03/07/87		75	88,875
Liberty Mutual Insurance Co.,
Sub. Notes, 144A
7.875%	10/15/26		200	241,911

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Insurance (continued)
Lincoln National Corp.,
Sr. Unsec’d. Notes
4.200%	03/15/22	29	$30,431
4.850%	06/24/21	30	32,889
6.250%	02/15/20	390	451,253
Markel Corp.,
Sr. Unsec’d. Notes
3.625%	03/30/23	810	798,330
Massachusetts Mutual Life Insurance Co.,
Sub. Notes, 144A
5.375%	12/01/41	66	71,816
MetLife, Inc.,
Jr. Sub. Notes
5.250%(c)	12/29/49	1,355	1,343,144
6.400%	12/15/66	285	312,787
Sr. Unsec’d. Notes
4.125%	08/13/42	750	698,027
Metropolitan Life Global Funding I,
Sr. Sec’d. Notes, 144A
3.000%	01/10/23	700	687,892
3.650%	06/14/18	120	127,013
3.875%	04/11/22	767	805,958
Nationwide Mutual Insurance Co.,
Sub. Notes, 144A
9.375%	08/15/39	300	449,017
New York Life Global Funding,
Sec’d. Notes, 144A
2.100%	01/02/19	760	763,656
Pacific Life Global Funding,
Sr. Sec’d. Notes, 144A
5.000%	05/15/17	200	211,114
Pacific Life Insurance Co.,
Sub. Notes, 144A
9.250%	06/15/39	260	388,273
Principal Financial Group, Inc.,
Gtd. Notes
8.875%	05/15/19	220	270,831
Principal Life Global Funding II,
Sr. Sec’d. Notes, 144A
1.000%	12/11/15	94	94,162
Swiss Re Capital I LP (Switzerland),
Gtd. Notes, 144A
6.854%(c)	05/29/49	435	447,180
Swiss Re Treasury US Corp.,
Gtd. Notes, 144A
4.250%	12/06/42	595	574,101
Travelers Property Casualty Corp.,
Gtd. Notes
7.750%	04/15/26	190	250,260
USI, Inc.,
Sr. Unsec’d. Notes, 144A
7.750%	01/15/21	52	52,780

			16,410,500

Internet & Catalog Retail
Amazon.com, Inc.,
Sr. Unsec’d. Notes
4.950%	12/05/44	225	219,261

SEE NOTES TO FINANCIAL STATEMENTS.

A307

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Internet & Catalog Retail (continued)
Netflix, Inc.,
Sr. Unsec’d. Notes
5.750%	03/01/24		250	$256,875
Sr. Unsec’d. Notes, 144A
5.500%	02/15/22		40	41,300

				517,436

Internet Software & Services — 0.1%
Blue Coat Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
8.375%	06/01/23	(a)	84	85,470
eBay, Inc.,
Sr. Unsec’d. Notes
1.350%	07/15/17		114	113,830
2.600%	07/15/22		285	264,729
4.000%	07/15/42		253	205,306
Equinix, Inc.,
Sr. Unsec’d. Notes
4.875%	04/01/20		72	72,720
5.375%	04/01/23		80	80,000
5.750%	01/01/25		35	34,650
VeriSign, Inc.,
Sr. Unsec’d. Notes
4.625%	05/01/23		24	23,070
Sr. Unsec’d. Notes, 144A
5.250%	04/01/25		14	13,965
Zayo Group LLC/Zayo Capital, Inc.,
Gtd. Notes
10.125%	07/01/20		151	168,631
Gtd. Notes, 144A
6.000%	04/01/23	(a)	430	424,711

				1,487,082

IT Services — 0.1%
Alliance Data Systems Corp.,
Gtd. Notes, 144A
5.375%	08/01/22		20	19,700
Cogent Communications Group, Inc.,
Sr. Sec’d. Notes, 144A
5.375%	03/01/22		350	345,187
iGATE Corp.,
Gtd. Notes
4.750%	04/15/19		34	35,233
International Business Machines Corp.,
Sr. Unsec’d. Notes
1.625%	05/15/20	(a)	538	523,168
1.950%	07/22/16		147	149,112
3.375%	08/01/23	(a)	1,530	1,537,349
3.625%	02/12/24		790	800,106
4.000%	06/20/42		254	229,012
SunGard Data Systems, Inc.,
Gtd. Notes
6.625%	11/01/19		355	366,537
Xerox Corp.,
Sr. Unsec’d. Notes
2.950%	03/15/17		33	33,800
4.500%	05/15/21		56	59,486
6.750%	02/01/17		200	215,438

				4,314,128

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Machinery — 0.1%
ATS Automation Tooling Systems, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.500%	06/15/23	58	$59,233
BlueLine Rental Finance Corp.,
Sec’d. Notes, 144A
7.000%	02/01/19	80	82,200
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
2.850%	06/01/22	247	246,319
7.150%	02/15/19	300	353,193
Deere & Co.,
Sr. Unsec’d. Notes
2.600%	06/08/22	45	44,279
3.900%	06/09/42	38	35,454
Illinois Tool Works, Inc.,
Sr. Unsec’d. Notes
3.900%	09/01/42	496	462,609
Ingersoll-Rand Global Holding Co. Ltd.,
Gtd. Notes
2.875%	01/15/19	123	125,062
Milacron LLC/Mcron Finance Corp.,
Gtd. Notes, 144A
7.750%	02/15/21	105	108,150
Oshkosh Corp.,
Gtd. Notes
5.375%	03/01/25	15	15,000
Terex Corp.,
Gtd. Notes
6.000%	05/15/21	550	552,750
Zebra Technologies Corp.,
Sr. Unsec’d. Notes, 144A
7.250%	10/15/22	300	324,750

			2,408,999

Marine
Bluewater Holding BV (Netherlands),
Gtd. Notes, 144A
10.000%	12/10/19	100	92,500
Martin Midstream Partners LP/Martin Midstream Finance Corp.,
Gtd. Notes
7.250%	02/15/21	36	35,370
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc.,
Sr. Sec’d. Notes, 144A
8.125%	11/15/21	25	24,625
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc.,
Sr. Sec’d. Notes, 144A
7.375%	01/15/22	103	89,224
Navios South American Logistics, Inc./Navios Logistics Finance US, Inc. (Uruguay),
Gtd. Notes, 144A
7.250%	05/01/22	101	96,707
Ultrapetrol Bahamas Ltd. (Bahamas),
Sr. Sec’d. Notes
8.875%	06/15/21	114	100,320

			438,746

SEE NOTES TO FINANCIAL STATEMENTS.

A308

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Media — 1.0%
21st Century Fox America, Inc.,
Gtd. Notes
4.750%	09/15/44	(a)	220	$215,110
5.400%	10/01/43		300	320,229
6.650%	11/15/37		545	663,227
7.250%	05/18/18		300	345,890
7.430%	10/01/26		100	123,257
7.625%	11/30/28		100	129,398
7.700%	10/30/25		100	128,745
AMC Networks, Inc.,
Gtd. Notes
7.750%	07/15/21		181	195,480
Cablevision Systems Corp.,
Sr. Unsec’d. Notes
7.750%	04/15/18		145	156,600
8.000%	04/15/20		218	236,530
8.625%	09/15/17		92	100,280
CBS Corp.,
Gtd. Notes
3.375%	03/01/22		34	33,587
4.850%	07/01/42		100	92,120
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes
5.125%	02/15/23		127	123,825
5.250%	03/15/21		900	897,750
6.500%	04/30/21		351	367,234
6.625%	01/31/22		200	208,500
Gtd. Notes, 144A
5.125%	05/01/23		81	78,773
5.375%	05/01/25		37	36,029
5.875%	05/01/27		38	37,097
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	12/15/21		14	12,714
6.375%	09/15/20		20	19,865
Cinemark USA, Inc.,
Gtd. Notes
7.375%	06/15/21	(a)	246	260,145
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes
6.500%	11/15/22		800	833,000
7.625%	03/15/20		730	761,025
7.625%	03/15/20	(a)	15	15,487
Comcast Cable Communications Holdings, Inc.,
Gtd. Notes
9.455%	11/15/22		160	219,868
Comcast Cable Communications LLC,
Gtd. Notes
8.875%	05/01/17		200	227,051
Comcast Cable Holdings LLC,
Gtd. Notes
10.125%	04/15/22		315	426,320
Comcast Corp.,
Gtd. Notes
4.500%	01/15/43	(a)	175	171,121
4.600%	08/15/45		620	614,678
4.650%	07/15/42		185	185,468
4.750%	03/01/44	(a)	860	873,024
6.450%	03/15/37	(a)	275	339,844

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Media (continued)
COX Communications, Inc.,
Sr. Unsec’d. Notes, 144A
9.375%	01/15/19		145	$177,021
COX Enterprises, Inc.,
Sr. Unsec’d. Notes, 144A
7.375%	07/15/27		125	150,182
CSC Holdings LLC,
Sr. Unsec’d. Notes
6.750%	11/15/21		15	15,825
7.875%	02/15/18		40	44,100
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
3.800%	03/15/22		655	658,768
5.000%	03/01/21		106	114,783
5.150%	03/15/42	(a)	780	733,826
6.000%	08/15/40		200	207,550
Discovery Communications LLC,
Gtd. Notes
4.375%	06/15/21		159	167,263
4.875%	04/01/43		300	272,134
4.950%	05/15/42		100	92,409
DISH DBS Corp.,
Gtd. Notes
5.875%	11/15/24		250	240,156
6.750%	06/01/21		332	346,110
7.875%	09/01/19		610	676,490
Gray Television, Inc.,
Gtd. Notes
7.500%	10/01/20	(a)	325	344,500
Harron Communications LP/Harron Finance Corp.,
Sr. Unsec’d. Notes, 144A
9.125%	04/01/20		191	206,519
MPL 2 Acquisition Canco, Inc. (Canada),
Sr. Sec’d. Notes, 144A
9.875%	08/15/18		40	42,150
NBCUniversal Media LLC,
Gtd. Notes
4.375%	04/01/21		260	281,600
4.450%	01/15/43		1,010	970,707
5.950%	04/01/41		90	105,439
6.400%	04/30/40		154	191,228
Nexstar Broadcasting, Inc.,
Gtd. Notes
6.875%	11/15/20	(a)	500	530,000
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A
5.000%	04/15/22		253	247,940
Numericable-SFR SAS (France),
Sr. Sec’d. Notes, 144A
6.000%	05/15/22		625	616,016
Outfront Media Capital LLC/Outfront Media Capital Corp.,
Gtd. Notes
5.625%	02/15/24		25	25,563
Quebecor Media, Inc. (Canada),
Sr. Unsec’d. Notes
5.750%	01/15/23		250	249,375
Regal Entertainment Group,
Sr. Unsec’d. Notes
5.750%	03/15/22		44	44,493

SEE NOTES TO FINANCIAL STATEMENTS.

A309

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Media (continued)
Sinclair Television Group, Inc.,
Gtd. Notes
5.375%	04/01/21		300	$302,250
6.125%	10/01/22		200	205,500
Gtd. Notes, 144A
5.625%	08/01/24		60	58,650
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
5.375%	04/15/25		19	18,335
5.875%	10/01/20		225	230,625
6.000%	07/15/24		670	676,700
Sky PLC (United Kingdom),
Gtd. Notes, 144A
3.750%	09/16/24		750	732,191
TCI Communications, Inc.,
Sr. Unsec’d. Notes
7.125%	02/15/28		150	195,605
8.750%	08/01/15		150	150,940
Thomson Reuters Corp.,
Sr. Unsec’d. Notes
3.950%	09/30/21		442	462,947
Time Warner Cable, Inc.,
Gtd. Notes
4.125%	02/15/21		1,225	1,264,745
5.500%	09/01/41	(a)	625	582,917
7.300%	07/01/38		45	50,702
8.250%	04/01/19		300	352,829
8.750%	02/14/19		300	356,296
Time Warner Entertainment Co. LP,
Gtd. Notes
8.375%	07/15/33		257	315,447
Time Warner, Inc.,
Gtd. Notes
3.550%	06/01/24		410	399,841
3.600%	07/15/25		765	744,101
4.650%	06/01/44	(a)	455	432,545
4.750%	03/29/21		430	464,835
6.200%	03/15/40		1,010	1,147,404
6.250%	03/29/41		19	21,741
6.500%	11/15/36		25	29,363
7.625%	04/15/31		300	390,100
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany),
Sr. Sec’d. Notes, 144A
5.000%	01/15/25		200	198,500
Univision Communications, Inc.,
Gtd. Notes, 144A
8.500%	05/15/21		565	594,663
Viacom, Inc.,
Sr. Unsec’d. Notes
3.125%	06/15/22		360	344,532
3.875%	12/15/21		234	237,376
4.375%	03/15/43		852	690,250
Videotron Ltd. (Canada),
Gtd. Notes, 144A
5.375%	06/15/24		162	162,000

				29,015,348

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Metals & Mining — 0.5%
AK Steel Corp.,
Sr. Sec’d. Notes
8.750%	12/01/18		55	$57,887
Alcoa, Inc.,
Sr. Unsec’d. Notes
5.125%	10/01/24	(a)	185	187,313
5.900%	02/01/27		27	28,553
6.150%	08/15/20		20	21,786
6.750%	07/15/18		40	44,257
6.750%	01/15/28		83	92,337
Aleris International, Inc.,
Gtd. Notes
7.625%	02/15/18		12	12,300
7.875%	11/01/20		50	51,875
Allegheny Technologies, Inc.,
Sr. Unsec’d. Notes
6.375%	08/15/23		742	755,913
ArcelorMittal (Luxembourg),
Sr. Unsec’d. Notes
5.250%	02/25/17		830	862,163
7.000%	02/25/22	(a)	400	431,000
10.600%	06/01/19		130	155,675
Barrick Gold Corp. (Canada),
Sr. Unsec’d. Notes
5.250%	04/01/42		320	286,509
Barrick North America Finance LLC (Canada),
Gtd. Notes
4.400%	05/30/21		300	306,452
5.700%	05/30/41		285	260,461
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
1.625%	02/24/17		69	69,624
2.050%	09/30/18	(a)	137	138,984
4.125%	02/24/42		200	183,951
5.000%	09/30/43		999	1,036,996
Bluescope Steel Ltd./Bluescope Steel Finance USA LLC (Australia),
Gtd. Notes, 144A
7.125%	05/01/18		33	33,660
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.,
Gtd. Notes
6.375%	03/15/24		60	42,600
Coeur Mining, Inc.,
Gtd. Notes
7.875%	02/01/21		144	122,040
Commercial Metals Co.,
Sr. Unsec’d. Notes
7.350%	08/15/18		100	108,250
First Quantum Minerals Ltd. (Canada),
Gtd. Notes, 144A
6.750%	02/15/20		117	113,197
7.000%	02/15/21		27	25,819
FMG Resources August 2006 Pty Ltd. (Australia),
Gtd. Notes, 144A
8.250%	11/01/19	(a)	500	421,875
Freeport-McMoRan, Inc.,
Gtd. Notes
3.875%	03/15/23		645	585,935
4.550%	11/14/24	(a)	1,522	1,418,157
5.400%	11/14/34		42	36,231

SEE NOTES TO FINANCIAL STATEMENTS.

A310

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Metals & Mining (continued)
5.450%	03/15/43	(a)	203	$169,476
Sr. Unsec’d. Notes
2.150%	03/01/17		242	242,351
Glencore Finance Canada Ltd. (Switzerland),
Gtd. Notes, 144A
5.550%	10/25/42		895	844,193
Hecla Mining Co.,
Gtd. Notes
6.875%	05/01/21		118	111,657
HudBay Minerals, Inc. (Canada),
Gtd. Notes
9.500%	10/01/20		50	53,000
Lundin Mining Corp. (Canada),
Sr. Sec’d. Notes, 144A
7.500%	11/01/20		35	37,713
7.875%	11/01/22		65	69,550
New Gold, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.250%	11/15/22		104	102,700
Nucor Corp.,
Sr. Unsec’d. Notes
4.000%	08/01/23		108	109,586
5.200%	08/01/43		477	488,041
Optimas OE Solutions Holding LLC/Optimas OE Solutions, Inc.,
Sr. Sec’d. Notes, 144A
8.625%	06/01/21		123	124,845
Peabody Energy Corp.,
Gtd. Notes
6.250%	11/15/21	(a)	298	101,320
Sec’d. Notes, 144A
10.000%	03/15/22	(a)	129	79,980
Placer Dome, Inc. (Canada),
Sr. Unsec’d. Notes
6.450%	10/15/35		280	279,230
Prince Mineral Holding Corp.,
Sr. Sec’d. Notes, 144A
11.500%	12/15/19		25	23,000
Rio Tinto Finance USA Ltd. (United Kingdom),
Gtd. Notes
3.500%	11/02/20		58	60,426
3.750%	09/20/21	(a)	100	103,632
4.125%	05/20/21		150	158,799
Rio Tinto Finance USA PLC (United Kingdom),
Gtd. Notes
2.875%	08/21/22	(a)	985	953,625
Steel Dynamics, Inc.,
Gtd. Notes
6.125%	08/15/19		60	63,150
6.375%	08/15/22	(a)	60	62,775
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.,
Gtd. Notes, 144A
7.375%	02/01/20		15	15,150
Taseko Mines Ltd. (Canada),
Gtd. Notes
7.750%	04/15/19		35	26,687
Teck Resources Ltd. (Canada),
Gtd. Notes
3.750%	02/01/23		490	421,496

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Metals & Mining (continued)
Vale SA (Brazil),
Sr. Unsec’d. Notes
5.625%	09/11/42	(a)	660	$555,832
Wise Metals Group LLC/Wise Alloys Finance Corp.,
Sr. Sec’d. Notes, 144A
8.750%	12/15/18		50	52,813

				13,202,827

Multiline Retail — 0.1%
J.C. Penney Corp., Inc.,
Gtd. Notes
8.125%	10/01/19		4	3,960
Macy’s Retail Holdings, Inc.,
Gtd. Notes
2.875%	02/15/23		74	71,238
4.300%	02/15/43		635	572,022
5.125%	01/15/42		21	21,095
6.700%	07/15/34		130	158,312
7.450%	07/15/17		400	445,908
Neiman Marcus Group Ltd. LLC,
Gtd. Notes, PIK, 144A
8.750%	10/15/21		150	161,063
Sears Holdings Corp.,
Sec’d. Notes
6.625%	10/15/18		150	143,250
Target Corp.,
Sr. Unsec’d. Notes
3.500%	07/01/24		1,695	1,730,248

				3,307,096

Multi-Utilities — 0.3%
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
4.500%	01/15/21		86	92,422
5.850%	01/15/41		215	244,153
6.125%	11/01/17		235	259,994
CMS Energy Corp.,
Sr. Unsec’d. Notes
8.750%	06/15/19		80	98,594
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
4.200%	03/15/42		69	65,558
4.625%	12/01/54		420	408,959
Dominion Gas Holdings LLC,
Sr. Unsec’d. Notes
3.600%	12/15/24		506	503,927
Dominion Resources, Inc.,
Sr. Unsec’d. Notes
3.625%	12/01/24		300	297,479
4.450%	03/15/21		1,335	1,431,448
4.700%	12/01/44		405	395,927
4.900%	08/01/41	(a)	32	32,594
5.250%	08/01/33		155	163,005
DTE Electric Co.,
General Ref. Mortgage
2.650%	06/15/22		53	52,034
3.900%	06/01/21		250	266,970

SEE NOTES TO FINANCIAL STATEMENTS.

A311

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Multi-Utilities (continued)
DTE Energy Co.,
Sr. Unsec’d. Notes
3.850%	12/01/23		46	$47,724
NiSource Finance Corp.,
Gtd. Notes
4.800%	02/15/44		565	576,101
5.650%	02/01/45		221	249,764
5.800%	02/01/42		434	505,595
PSEG Power LLC,
Gtd. Notes
4.150%	09/15/21		50	52,437
4.300%	11/15/23		61	63,019
5.320%	09/15/16		350	366,487
Public Service Co. of Colorado,
First Mortgage
3.200%	11/15/20		36	37,529
Public Service Co. of New Hampshire,
First Mortgage
3.500%	11/01/23		40	41,073
Public Service Co. of Oklahoma,
Sr. Unsec’d. Notes
5.150%	12/01/19		335	371,783
Public Service Electric & Gas Co.,
Sec’d. Notes, MTN
3.650%	09/01/42		75	66,972
Sempra Energy,
Sr. Unsec’d. Notes
2.300%	04/01/17		900	913,239
2.875%	10/01/22		1,465	1,420,433
6.000%	10/15/39		150	177,474
9.800%	02/15/19		320	401,912

				9,604,606

Oil, Gas & Consumable Fuels — 2.2%
Access Midstream Partners LP/ACMP Finance Corp.,
Sr. Unsec’d. Notes
4.875%	05/15/23		650	641,167
Alberta Energy Co. Ltd. (Canada),
Sr. Unsec’d. Notes
7.375%	11/01/31		350	408,698
Anadarko Finance Co.,
Gtd. Notes
7.500%	05/01/31		160	200,362
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
3.450%	07/15/24	(a)	155	152,733
4.500%	07/15/44		695	638,740
6.375%	09/15/17		730	801,105
8.700%	03/15/19		350	423,184
Antero Resources Corp.,
Gtd. Notes
5.125%	12/01/22		29	27,405
5.375%	11/01/21		80	76,800
Apache Corp.,
Sr. Unsec’d. Notes
3.250%	04/15/22		128	125,879
4.750%	04/15/43		415	384,051
6.900%	09/15/18		150	171,678

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp.,
Gtd. Notes
7.750%	01/15/21		36	$26,280
Baytex Energy Corp. (Canada),
Gtd. Notes, 144A
5.125%	06/01/21		12	11,250
5.625%	06/01/24		12	11,130
Bill Barrett Corp.,
Gtd. Notes
7.000%	10/15/22		190	171,950
Bonanza Creek Energy, Inc.,
Gtd. Notes
5.750%	02/01/23		79	70,903
6.750%	04/15/21		194	183,815
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
4.487%	02/15/42		101	101,365
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
2.750%	05/10/23		765	731,684
3.245%	05/06/22	(a)	1,500	1,503,817
3.814%	02/10/24		150	152,724
4.742%	03/11/21		100	110,346
BreitBurn Energy Partners LP/BreitBurn Finance Corp.,
Gtd. Notes
7.875%	04/15/22		113	93,790
8.625%	10/15/20		495	435,600
California Resources Corp.,
Gtd. Notes
5.500%	09/15/21	(a)	250	217,550
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.450%	06/30/33		339	387,107
Canadian Oil Sands Ltd. (Canada),
Gtd. Notes, 144A
6.000%	04/01/42		200	179,854
Carrizo Oil & Gas, Inc.,
Gtd. Notes
7.500%	09/15/20		121	127,353
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.000%	08/15/22		28	26,479
4.450%	09/15/42	(a)	262	228,619
6.750%	11/15/39		168	190,495
Chaparral Energy, Inc.,
Gtd. Notes
7.625%	11/15/22		214	154,080
8.250%	09/01/21		25	18,500
9.875%	10/01/20		122	99,430
Chesapeake Energy Corp.,
Gtd. Notes
3.250%	03/15/16		27	26,899
6.500%	08/15/17		78	79,853
7.250%	12/15/18		122	125,660
Chevron Corp.,
Sr. Unsec’d. Notes
2.355%	12/05/22		45	43,064
3.191%	06/24/23		73	73,347

SEE NOTES TO FINANCIAL STATEMENTS.

A312

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Cimarex Energy Co.,
Gtd. Notes
4.375%	06/01/24		25	$24,692
CNOOC Finance 2013 Ltd. (China),
Gtd. Notes
1.125%	05/09/16		200	199,833
3.000%	05/09/23		285	269,999
Comstock Resources, Inc.,
Gtd. Notes
7.750%	04/01/19		153	64,260
9.500%	06/15/20		100	42,250
Sr. Sec’d. Notes, 144A
10.000%	03/15/20		187	168,689
Concho Resources, Inc.,
Gtd. Notes
5.500%	04/01/23		20	20,000
ConocoPhillips,
Gtd. Notes
6.000%	01/15/20	(a)	1,875	2,171,529
Sr. Unsec’d. Notes
6.650%	07/15/18		250	286,129
ConocoPhillips Holding Co.,
Sr. Unsec’d. Notes
6.950%	04/15/29		865	1,106,403
CONSOL Energy, Inc.,
Gtd. Notes
5.875%	04/15/22		80	68,000
Gtd. Notes, 144A
8.000%	04/01/23	(a)	30	28,463
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A
7.125%	04/15/21		74	76,590
7.750%	02/15/23		81	86,265
DCP Midstream Operating LP,
Gtd. Notes
2.700%	04/01/19		285	268,496
3.875%	03/15/23		30	27,718
Denbury Resources, Inc.,
Gtd. Notes
4.625%	07/15/23		300	252,000
Devon Energy Corp.,
Sr. Unsec’d. Notes
3.250%	05/15/22		550	543,600
5.000%	06/15/45		450	444,246
6.300%	01/15/19		160	180,744
7.950%	04/15/32		150	194,914
Diamond Offshore Drilling, Inc.,
Sr. Unsec’d. Notes
4.875%	11/01/43		125	99,069
Diamondback Energy, Inc.,
Gtd. Notes
7.625%	10/01/21	(a)	78	83,460
Enable Midstream Partners LP,
Sr. Unsec’d. Notes, 144A
3.900%	05/15/24		665	616,217
Enbridge, Inc. (Canada),
Sr. Unsec’d. Notes
4.000%	10/01/23		372	362,257

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Encana Corp. (Canada),
Sr. Unsec’d. Notes
5.150%	11/15/41		525	$484,248
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
7.000%	08/15/21	(a)	237	235,815
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
3.600%	02/01/23		857	811,579
4.750%	01/15/26		1,375	1,360,737
Eni SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.700%	10/01/40		250	253,217
Enterprise Products Operating LLC,
Gtd. Notes
3.350%	03/15/23		250	244,156
3.750%	02/15/25	(a)	1,160	1,136,884
3.900%	02/15/24		1,235	1,240,129
4.050%	02/15/22		790	816,052
4.850%	03/15/44	(a)	25	23,512
4.900%	05/15/46	(a)	430	405,002
5.200%	09/01/20	(a)	935	1,040,679
5.700%	02/15/42		74	78,758
8.375%(c)	08/01/66		590	618,025
EOG Resources, Inc.,
Sr. Unsec’d. Notes
2.625%	03/15/23		172	165,169
4.100%	02/01/21		455	488,920
EP Energy LLC/Everest Acquisition Finance, Inc.,
Gtd. Notes
7.750%	09/01/22		129	135,450
9.375%	05/01/20	(a)	579	618,777
Gtd. Notes, 144A
6.375%	06/15/23	(a)	34	34,085
EXCO Resources, Inc.,
Gtd. Notes
7.500%	09/15/18		156	99,060
Gulf South Pipeline Co. LP,
Sr. Unsec’d. Notes
4.000%	06/15/22		250	240,379
Halcon Resources Corp.,
Gtd. Notes
8.875%	05/15/21		150	98,625
9.250%	02/15/22	(a)	170	110,075
9.750%	07/15/20		109	73,303
Sec’d. Notes, 144A
8.625%	02/01/20	(a)	105	103,687
Hess Corp.,
Sr. Unsec’d. Notes
7.875%	10/01/29		175	220,404
8.125%	02/15/19		210	248,618
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.000%	12/01/24		290	271,933
5.750%	10/01/25		150	144,000
7.625%	04/15/21		28	29,120
Jones Energy Holdings LLC/Jones Energy Finance Corp.,
Gtd. Notes
6.750%	04/01/22		225	214,313

SEE NOTES TO FINANCIAL STATEMENTS.

A313

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Kerr-McGee Corp.,
Gtd. Notes
7.875%	09/15/31		130	$166,508
Kinder Morgan Energy Partners LP,
Gtd. Notes
3.500%	09/01/23		980	913,601
3.950%	09/01/22		660	645,420
5.000%	08/15/42		490	426,313
5.000%	03/01/43		470	410,130
5.400%	09/01/44	(a)	340	308,861
6.850%	02/15/20		290	334,874
Kinder Morgan Finance Co. LLC,
Gtd. Notes, 144A
6.000%	01/15/18		883	956,673
Kinder Morgan, Inc.,
Gtd. Notes
7.000%	06/15/17		81	88,085
Laredo Petroleum, Inc.,
Gtd. Notes
5.625%	01/15/22		41	40,590
7.375%	05/01/22		118	124,195
Legacy Reserves LP/Legacy Reserves Finance Corp.,
Gtd. Notes
6.625%	12/01/21		97	78,570
8.000%	12/01/20		115	100,050
Lightstream Resources Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
8.625%	02/01/20		59	37,907
Linn Energy LLC/Linn Energy Finance Corp.,
Gtd. Notes
6.250%	11/01/19		400	313,000
8.625%	04/15/20		11	9,022
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
4.250%	02/01/21		300	319,187
5.150%	10/15/43		72	72,811
6.400%	07/15/18		250	278,524
Matador Resources Co.,
Gtd. Notes, 144A
6.875%	04/15/23		103	105,189
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
6.375%	01/30/23		424	392,200
6.500%	03/15/21		42	40,425
7.000%	03/31/24	(a)	168	161,070
Memorial Production Partners LP/Memorial Production Finance Corp.,
Gtd. Notes
6.875%	08/01/22		58	52,461
7.625%	05/01/21		124	118,110
Memorial Resource Development Corp.,
Gtd. Notes
5.875%	07/01/22		80	77,256
Nabors Industries, Inc.,
Gtd. Notes
4.625%	09/15/21		135	134,119
5.000%	09/15/20		200	208,222
Newfield Exploration Co.,
Sr. Unsec’d. Notes
5.375%	01/01/26	(a)	200	198,000

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Noble Energy, Inc.,
Sr. Unsec’d. Notes
5.250%	11/15/43		1,075	$1,047,329
Noble Holding International Ltd.,
Gtd. Notes
3.950%	03/15/22		25	23,036
5.250%	03/15/42		169	127,357
Northern Oil and Gas, Inc.,
Sr. Unsec’d. Notes
8.000%	06/01/20		118	107,380
Oasis Petroleum, Inc.,
Gtd. Notes
6.500%	11/01/21		59	58,705
6.875%	03/15/22	(a)	80	81,200
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
2.700%	02/15/23		206	199,205
4.100%	02/01/21		200	216,961
Ocean Rig UDW, Inc. (Cyprus),
Sr. Unsec’d. Notes, 144A
7.250%	04/01/19	(a)	100	75,000
ONEOK Partners LP,
Gtd. Notes
3.250%	02/01/16		430	434,058
4.900%	03/15/25	(a)	1,502	1,485,768
6.650%	10/01/36		150	156,921
Parker Drilling Co.,
Gtd. Notes
7.500%	08/01/20	(a)	51	46,410
Parsley Energy LLC/Parsley Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.500%	02/15/22		202	204,967
PBF Logistics LP/PBF Logistics Finance Corp.,
Gtd. Notes, 144A
6.875%	05/15/23		119	119,595
Penn Virginia Corp.,
Gtd. Notes
7.250%	04/15/19		184	158,240
8.500%	05/01/20	(a)	136	122,060
Petrobras Global Finance BV (Brazil),
Gtd. Notes
4.375%	05/20/23		140	121,969
5.375%	01/27/21	(a)	120	115,416
7.875%	03/15/19		220	233,686
Petro-Canada (Canada),
Sr. Unsec’d. Notes
6.050%	05/15/18		186	206,569
7.875%	06/15/26		130	174,125
Phillips 66,
Gtd. Notes
2.950%	05/01/17		54	55,505
4.300%	04/01/22		43	45,127
4.875%	11/15/44		890	850,068
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.600%	11/01/24		715	690,121
5.750%	01/15/20		1,320	1,480,818

SEE NOTES TO FINANCIAL STATEMENTS.

A314

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Precision Drilling Corp. (Canada),
Gtd. Notes
5.250%	11/15/24		44	$38,280
6.500%	12/15/21		29	28,130
6.625%	11/15/20		71	69,580
Regency Energy Partners LP/Regency Energy Finance Corp.,
Gtd. Notes
4.500%	11/01/23		45	43,425
Rice Energy, Inc.,
Gtd. Notes, 144A
7.250%	05/01/23		80	82,000
Rosetta Resources, Inc.,
Gtd. Notes
5.625%	05/01/21	(a)	25	26,563
5.875%	06/01/22	(a)	55	58,713
5.875%	06/01/24	(a)	97	104,517
RSP Permian, Inc.,
Gtd. Notes, 144A
6.625%	10/01/22		29	29,653
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes, 144A
5.625%	03/01/25		41	40,590
Samson Investment Co.,
Gtd. Notes
9.750%	02/15/20		421	24,207
Sanchez Energy Corp.,
Gtd. Notes
6.125%	01/15/23	(a)	82	73,390
SandRidge Energy, Inc.,
Gtd. Notes
7.500%	03/15/21		250	109,375
Seven Generations Energy Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
8.250%	05/15/20		230	244,030
Seventy Seven Energy, Inc.,
Sr. Unsec’d. Notes
6.500%	07/15/22		23	14,720
Shell International Finance BV (Netherlands),
Gtd. Notes
4.375%	03/25/20		805	881,291
4.550%	08/12/43	(a)	725	740,830
Sinopec Group Overseas Development 2013 Ltd. (China),
Gtd. Notes, 144A
4.375%	10/17/23		249	260,946
SM Energy Co.,
Sr. Unsec’d. Notes
5.000%	01/15/24		105	99,487
6.500%	01/01/23		202	207,050
Spectra Energy Capital LLC,
Gtd. Notes
5.650%	03/01/20		540	586,027
6.200%	04/15/18		380	415,140
Spectra Energy Partners LP,
Sr. Unsec’d. Notes
2.950%	09/25/18		156	159,545
5.950%	09/25/43		38	41,382
Statoil ASA (Norway),
Gtd. Notes
1.150%	05/15/18		201	199,340

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
1.200%	01/17/18		54	$53,791
2.450%	01/17/23		155	149,378
2.650%	01/15/24		214	204,791
3.150%	01/23/22		77	77,675
4.250%	11/23/41		61	59,453
Stone Energy Corp.,
Gtd. Notes
7.500%	11/15/22		115	100,050
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.950%	12/01/34		150	170,517
6.100%	06/01/18	(a)	1,950	2,174,574
Sunoco Logistics Partners Operations LP,
Gtd. Notes
4.250%	04/01/24		405	393,270
5.300%	04/01/44		695	632,788
5.350%	05/15/45	(a)	145	132,372
Talisman Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.500%	05/15/42		135	121,513
5.850%	02/01/37		472	449,594
6.250%	02/01/38		25	24,544
7.750%	06/01/19		145	166,284
Talos Production LLC/Talos Production Finance, Inc.,
Gtd. Notes, 144A
9.750%	02/15/18		123	107,010
Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
Gtd. Notes
5.875%	10/01/20		175	179,813
6.125%	10/15/21		250	260,625
Texas Eastern Transmission LP,
Sr. Unsec’d. Notes, 144A
2.800%	10/15/22		185	173,146
Texas Gas Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.500%	02/01/21		645	653,492
Tosco Corp.,
Gtd. Notes
7.800%	01/01/27		150	196,371
8.125%	02/15/30		150	208,510
Total Capital Canada Ltd. (France),
Gtd. Notes
2.750%	07/15/23		273	263,585
Total Capital International SA (France),
Gtd. Notes
1.550%	06/28/17		94	94,872
2.700%	01/25/23		776	753,627
3.700%	01/15/24		120	123,618
Total Capital SA (France),
Gtd. Notes
4.125%	01/28/21		111	119,824
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
2.500%	08/01/22		70	66,402
3.750%	10/16/23		960	972,531
7.125%	01/15/19		250	290,371
Transcanada Trust (Canada),
Gtd. Notes
5.625%(c)	05/20/75		465	469,069

SEE NOTES TO FINANCIAL STATEMENTS.

A315

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Transocean, Inc.,
Gtd. Notes
4.300%	10/15/22		56	$42,140
6.500%	11/15/20	(a)	180	166,725
6.875%	12/15/21	(a)	495	445,500
Ultra Petroleum Corp.,
Sr. Unsec’d. Notes, 144A
5.750%	12/15/18		50	48,000
6.125%	10/01/24		125	109,687
Unit Corp.,
Gtd. Notes
6.625%	05/15/21		104	100,880
Western Gas Partners LP,
Sr. Unsec’d. Notes
3.950%	06/01/25	(a)	235	226,003
4.000%	07/01/22		470	471,629
5.375%	06/01/21		198	213,722
Western Refining Logistics LP/WNRL Finance Corp.,
Gtd. Notes, 144A
7.500%	02/15/23		18	18,540
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
7.875%	09/01/21		40	46,955
Williams Partners LP,
Sr. Unsec’d. Notes
3.600%	03/15/22		830	805,886
4.300%	03/04/24		815	801,567
4.900%	01/15/45		345	296,024
5.100%	09/15/45	(a)	590	521,247
WPX Energy, Inc.,
Sr. Unsec’d. Notes
5.250%	09/15/24	(a)	159	146,479
6.000%	01/15/22		47	46,413

				64,043,317

Paper & Forest Products
Cascades, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
5.500%	07/15/22		65	62,887
Mercer International, Inc.,
Gtd. Notes
7.000%	12/01/19	(a)	35	36,575
7.750%	12/01/22	(a)	75	80,625
Resolute Forest Products, Inc.,
Gtd. Notes
5.875%	05/15/23		12	10,920

				191,007

Personal Products
Revlon Consumer Products Corp.,
Gtd. Notes
5.750%	02/15/21	(a)	69	67,620

Pharmaceuticals — 0.7%
AbbVie, Inc.,
Sr. Unsec’d. Notes
1.750%	11/06/17		1,409	1,412,693
2.900%	11/06/22	(a)	440	426,052
3.600%	05/14/25	(a)	1,480	1,462,825

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Actavis Funding SCS,
Gtd. Notes
3.000%	03/12/20	(a)	760	$761,724
3.450%	03/15/22		555	549,743
3.800%	03/15/25		790	776,034
3.850%	06/15/24		345	340,842
4.850%	06/15/44		360	347,326
Actavis, Inc.,
Gtd. Notes
1.875%	10/01/17		1,015	1,016,214
Baxalta, Inc.,
Gtd. Notes, 144A
4.000%	06/23/25		1,590	1,578,175
Bayer US Finance LLC (Germany),
Gtd. Notes, 144A
2.375%	10/08/19		670	672,376
Capsugel SA,
Sr. Unsec’d. Notes, PIK, 144A
7.000%	05/15/19		40	40,705
Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
7.000%	12/15/20		125	131,250
Forest Laboratories LLC,
Gtd. Notes, 144A
4.875%	02/15/21		560	607,161
GlaxoSmithKline Capital PLC (United Kingdom),
Gtd. Notes
2.850%	05/08/22		1,475	1,462,080
GlaxoSmithKline Capital, Inc. (United Kingdom),
Gtd. Notes
4.200%	03/18/43		245	238,587
Medco Health Solutions, Inc.,
Gtd. Notes
2.750%	09/15/15		55	55,227
4.125%	09/15/20		540	573,631
Merck & Co., Inc.,
Sr. Unsec’d. Notes
2.350%	02/10/22		695	672,199
2.400%	09/15/22		82	78,907
3.700%	02/10/45		400	357,347
Mylan, Inc.,
Gtd. Notes
2.600%	06/24/18		480	483,473
Gtd. Notes, 144A
7.875%	07/15/20		400	416,690
Novartis Capital Corp. (Switzerland),
Gtd. Notes
2.400%	09/21/22		180	174,965
Par Pharmaceutical Cos., Inc.,
Gtd. Notes
7.375%	10/15/20		65	69,387
Perrigo Finance PLC,
Gtd. Notes
3.900%	12/15/24		690	681,321
Pfizer, Inc.,
Sr. Unsec’d. Notes
4.300%	06/15/43		430	420,177

SEE NOTES TO FINANCIAL STATEMENTS.

A316

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Quintiles Transnational Corp.,
Gtd. Notes, 144A
4.875%	05/15/23		90	$90,450
Teva Pharmaceutical Finance Co. BV (Israel),
Gtd. Notes
2.950%	12/18/22		236	227,979
3.650%	11/10/21		151	153,898
Teva Pharmaceutical Finance IV LLC (Israel),
Gtd. Notes
2.250%	03/18/20		435	427,314
Valeant Pharmaceuticals International,
Gtd. Notes, 144A
6.375%	10/15/20		60	63,187
7.000%	10/01/20		100	104,000
7.250%	07/15/22		645	685,313
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
5.375%	03/15/20		120	123,900
5.875%	05/15/23	(a)	735	753,375
6.750%	08/15/18		150	157,313
7.500%	07/15/21		385	414,356
Sr. Unsec’d. Notes, 144A
6.125%	04/15/25		140	144,025
Zoetis, Inc.,
Sr. Unsec’d. Notes
1.875%	02/01/18		52	51,856

				19,204,077

Real Estate Investment Trusts (REITs) — 0.7%
American Tower Corp.,
Sr. Unsec’d. Notes
3.450%	09/15/21		1,040	1,034,986
3.500%	01/31/23		110	105,662
4.000%	06/01/25		305	298,106
4.500%	01/15/18		675	714,276
American Tower Trust I,
Pass-Through Certificates, 144A
1.551%	03/15/43		233	231,829
AvalonBay Communities, Inc.,
Sr. Unsec’d. Notes
3.625%	10/01/20		770	802,240
Boston Properties LP,
Sr. Unsec’d. Notes
3.850%	02/01/23		760	778,216
4.125%	05/15/21		200	212,479
Camden Property Trust,
Sr. Unsec’d. Notes
5.700%	05/15/17		1,450	1,555,506
Corrections Corp. of America,
Gtd. Notes
4.625%	05/01/23		575	563,500
Crown Castle International Corp.,
Sr. Unsec’d. Notes
4.875%	04/15/22		40	40,400
5.250%	01/15/23	(a)	80	80,580
DDR Corp.,
Sr. Unsec’d. Notes
3.500%	01/15/21		1,095	1,110,455

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (continued)
Duke Realty LP,
Gtd. Notes
3.875%	02/15/21		511	$530,398
DuPont Fabros Technology LP,
Gtd. Notes
5.875%	09/15/21		28	28,350
Equity Commonwealth,
Sr. Unsec’d. Notes
5.875%	09/15/20		120	131,798
6.650%	01/15/18		320	345,936
ERP Operating LP,
Sr. Unsec’d. Notes
4.625%	12/15/21		36	39,272
5.375%	08/01/16		100	104,538
GEO Group, Inc. (The),
Gtd. Notes
5.125%	04/01/23		250	249,375
5.875%	01/15/22		250	260,000
HCP, Inc.,
Sr. Unsec’d. Notes
2.625%	02/01/20		503	497,925
3.750%	02/01/19		1,655	1,721,561
5.375%	02/01/21		79	87,155
Health Care REIT, Inc.,
Sr. Unsec’d. Notes
3.750%	03/15/23	(a)	290	287,093
4.500%	01/15/24		293	304,214
Iron Mountain, Inc.,
Gtd. Notes
5.750%	08/15/24		25	25,016
iStar Financial, Inc.,
Sr. Unsec’d. Notes
3.875%	07/01/16		40	40,148
Kimco Realty Corp.,
Sr. Unsec’d. Notes
3.125%	06/01/23		865	828,216
3.200%	05/01/21		580	583,488
Liberty Property LP,
Sr. Unsec’d. Notes
3.375%	06/15/23		375	362,247
4.400%	02/15/24		350	361,471
Prologis LP,
Gtd. Notes
4.250%	08/15/23		610	625,935
6.875%	03/15/20		109	125,914
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes
5.000%	04/15/21		38	38,000
Gtd. Notes, 144A
5.000%	04/15/23		250	245,000
Simon Property Group LP,
Sr. Unsec’d. Notes
4.125%	12/01/21		54	58,000
6.125%	05/30/18		455	511,233
6.750%	02/01/40		100	128,067
UDR, Inc.,
Gtd. Notes
3.700%	10/01/20		775	803,905

SEE NOTES TO FINANCIAL STATEMENTS.

A317

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (continued)
Ventas Realty LP/Ventas Capital Corp.,
Gtd. Notes
4.250%	03/01/22		1,245	$1,289,072
4.750%	06/01/21		370	400,918
Weingarten Realty Investors,
Sr. Unsec’d. Notes
4.450%	01/15/24		410	424,906

				18,967,386

Real Estate Management & Development
Interval Acquisition Corp.,
Gtd. Notes, 144A
5.625%	04/15/23		75	75,937
Realogy Group LLC/Realogy Co-Issuer Corp.,
Gtd. Notes, 144A
5.250%	12/01/21	(a)	425	430,313

				506,250

Road & Rail — 0.3%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.100%	06/01/21		725	778,341
4.150%	04/01/45	(a)	420	387,368
4.375%	09/01/42		88	84,766
4.450%	03/15/43		140	135,796
5.400%	06/01/41		115	126,735
5.750%	03/15/18		600	666,335
5.750%	05/01/40		1,055	1,210,550
Canadian Pacific Railway Co. (Canada),
Sr. Unsec’d. Notes
4.500%	01/15/22		200	215,060
7.125%	10/15/31		150	191,771
CSX Corp.,
Sr. Unsec’d. Notes
4.250%	06/01/21		65	70,311
7.375%	02/01/19		100	117,231
Jack Cooper Holdings Corp.,
Sr. Sec’d. Notes, 144A
10.250%	06/01/20		76	70,300
Jurassic Holdings III, Inc.,
Sec’d. Notes, 144A
6.875%	02/15/21	(a)	100	78,000
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
2.903%	02/15/23		342	329,869
3.850%	01/15/24		292	300,110
4.800%	08/15/43		405	412,571
5.590%	05/17/25		74	85,193
6.000%	05/23/2111		216	244,625
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.375%	02/01/22		775	751,241
Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN
2.500%	03/01/17		111	113,005
3.500%	06/01/17		516	536,601
3.600%	03/01/16		82	83,377

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Road & Rail (continued)
Union Pacific Corp.,
Sr. Unsec’d. Notes
4.821%	02/01/44		246	$261,628

				7,250,784

Semiconductors & Semiconductor Equipment — 0.1%
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes
6.750%	03/01/19		94	85,305
7.000%	07/01/24		113	95,485
Amkor Technology, Inc.,
Sr. Unsec’d. Notes
6.375%	10/01/22	(a)	625	632,813
Entegris, Inc.,
Gtd. Notes, 144A
6.000%	04/01/22		20	20,550
Freescale Semiconductor, Inc.,
Gtd. Notes
10.750%	08/01/20		37	39,127
Sr. Sec’d. Notes, 144A
6.000%	01/15/22		95	100,700
Intel Corp.,
Sr. Unsec’d. Notes
3.300%	10/01/21		163	170,131
4.800%	10/01/41	(a)	150	150,471
Micron Technology, Inc.,
Gtd. Notes
5.875%	02/15/22		249	253,357
Sr. Unsec’d. Notes, 144A
5.250%	08/01/23		247	236,811
5.500%	02/01/25		30	28,110
National Semiconductor Corp.,
Sr. Unsec’d. Notes
6.600%	06/15/17		440	485,888
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
5.750%	02/15/21		300	312,000
Samsung Electronics America, Inc. (South Korea),
Gtd. Notes, 144A
1.750%	04/10/17		1,190	1,197,642
Sensata Technologies BV (Netherlands),
Gtd. Notes, 144A
4.875%	10/15/23		43	42,463
5.000%	10/01/25		46	44,793

				3,895,646

Software — 0.4%
Audatex North America, Inc.,
Gtd. Notes, 144A
6.000%	06/15/21		595	611,363
6.125%	11/01/23		46	47,265
Emdeon, Inc.,
Gtd. Notes
11.000%	12/31/19		210	227,850
First Data Corp.,
Gtd. Notes
10.625%	06/15/21		23	25,473
11.250%	01/15/21		72	79,920
11.750%	08/15/21	(a)	329	370,125

SEE NOTES TO FINANCIAL STATEMENTS.

A318

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Software (continued)
12.625%	01/15/21		526	$607,530
Sec’d. Notes, 144A
8.250%	01/15/21		177	186,735
8.750%	01/15/22		811	862,194
Sr. Sec’d. Notes, 144A
6.750%	11/01/20		80	84,550
7.375%	06/15/19		360	374,220
8.875%	08/15/20		250	262,813
IMS Health, Inc.,
Sr. Unsec’d. Notes, 144A
6.000%	11/01/20		250	257,500
Infor Software Parent LLC/Infor Software Parent, Inc.,
Gtd. Notes, PIK, 144A
7.125%	05/01/21	(a)	270	270,675
Interface Security Systems Holdings, Inc./Interface Security Systems LLC,
Sec’d. Notes
9.250%	01/15/18		111	111,555
Intuit, Inc.,
Sr. Unsec’d. Notes
5.750%	03/15/17		280	299,586
Microsoft Corp.,
Sr. Unsec’d. Notes
0.875%	11/15/17		31	30,932
3.500%	11/15/42		675	583,870
3.625%	12/15/23		245	254,940
3.750%	02/12/45	(a)	1,175	1,059,428
Open Text Corp. (Canada),
Gtd. Notes, 144A
5.625%	01/15/23		20	19,800
Oracle Corp.,
Sr. Unsec’d. Notes
2.375%	01/15/19		242	245,597
2.500%	05/15/22	(a)	1,025	995,283
2.500%	10/15/22		1,500	1,445,411
3.625%	07/15/23	(a)	570	586,148
4.500%	07/08/44	(a)	470	465,980
6.125%	07/08/39		125	151,017
6.500%	04/15/38		200	250,855

				10,768,615

Specialty Retail — 0.2%
Academy Ltd./Academy Finance Corp.,
Gtd. Notes, 144A
9.250%	08/01/19		100	105,070
Advance Auto Parts, Inc.,
Gtd. Notes
4.500%	12/01/23		295	304,525
Claire’s Stores, Inc.,
Sec’d. Notes
8.875%	03/15/19	(a)	209	93,005
Sr. Sec’d. Notes, 144A
6.125%	03/15/20		47	37,365
9.000%	03/15/19		553	467,285
Gap, Inc. (The),
Sr. Unsec’d. Notes
5.950%	04/12/21		235	265,383
Guitar Center, Inc.,
Sr. Sec’d. Notes, 144A
6.500%	04/15/19	(a)	44	40,260

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Specialty Retail (continued)
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.750%	02/15/24	(a)	810	$842,965
4.250%	04/01/46		1,170	1,136,106
L Brands, Inc.,
Gtd. Notes
6.625%	04/01/21		500	549,690
Landry’s, Inc.,
Gtd. Notes, 144A
9.375%	05/01/20		11	11,797
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
4.650%	04/15/42		130	134,029
5.125%	11/15/41	(a)	49	53,568
5.500%	10/15/35		100	113,439
Michaels Stores, Inc.,
Gtd. Notes, 144A
5.875%	12/15/20		300	314,250
Neebo, Inc.,
Sr. Sec’d. Notes, 144A
15.000%	06/30/16		28	28,050
Party City Holdings, Inc.,
Gtd. Notes
8.875%	08/01/20		300	320,250
Petco Animal Supplies, Inc.,
Gtd. Notes, 144A
9.250%	12/01/18		150	156,750
Real Mex Restaurants, Inc.,
Notes
11.000%	01/01/40		213	212,876
Serta Simmons Holdings LLC,
Sr. Unsec’d. Notes, 144A
8.125%	10/01/20	(a)	650	685,750

				5,872,413

Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc.,
Sr. Unsec’d. Notes
0.529%(c)	05/03/18		345	345,481
2.400%	05/03/23		540	516,575
2.700%	05/13/22		1,030	1,019,476
3.850%	05/04/43		2,065	1,879,522
Denali Borrower LLC/Denali Finance Corp.,
Sr. Sec’d. Notes, 144A
5.625%	10/15/20		148	155,585
EMC Corp.,
Sr. Unsec’d. Notes
3.375%	06/01/23		475	475,751
Hewlett-Packard Co.,
Sr. Unsec’d. Notes
4.300%	06/01/21		157	163,075
4.650%	12/09/21	(a)	372	394,848
6.000%	09/15/41		141	139,454
NCR Corp.,
Gtd. Notes
5.000%	07/15/22		14	14,193

				5,103,960

SEE NOTES TO FINANCIAL STATEMENTS.

A319

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Textiles, Apparel & Luxury Goods
Hanesbrands, Inc.,
Gtd. Notes
6.375%	12/15/20		500	$522,500

Thrifts & Mortgage Finance — 0.1%
Nationwide Building Society (United Kingdom),
Sr. Unsec’d. Notes, 144A
2.350%	01/21/20	(a)	2,100	2,092,648
Stadshypotek AB (Sweden),
Covered Bonds, 144A
1.875%	10/02/19		530	530,153

				2,622,801

Tobacco — 0.3%
Altria Group, Inc.,
Gtd. Notes
2.850%	08/09/22	(a)	2,393	2,300,178
4.000%	01/31/24		305	309,720
4.250%	08/09/42		135	119,813
BAT International Finance PLC (United Kingdom),
Gtd. Notes, 144A
3.250%	06/07/22		310	307,499
3.950%	06/15/25		1,050	1,059,324
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
4.125%	03/04/43		695	641,203
4.375%	11/15/41		900	862,125
Reynolds American, Inc.,
Gtd. Notes
4.000%	06/12/22		1,560	1,593,487
5.850%	08/15/45		930	975,472

				8,168,821

Trading Companies & Distributors
H&E Equipment Services, Inc.,
Gtd. Notes
7.000%	09/01/22	(a)	105	108,281
HD Supply, Inc.,
Gtd. Notes
7.500%	07/15/20		113	119,497
11.500%	07/15/20		72	83,160
Sec’d. Notes
11.000%	04/15/20		25	27,823
Sr. Sec’d. Notes, 144A
5.250%	12/15/21		300	304,125

				642,886

Water Utilities
American Water Capital Corp.,
Sr. Unsec’d. Notes
3.850%	03/01/24		300	313,783
4.300%	12/01/42		46	45,318

				359,101

Wireless Telecommunication Services — 0.4%
America Movil SAB de CV (Mexico),
Gtd. Notes
5.000%	03/30/20		170	188,181
Sr. Unsec’d. Notes
3.125%	07/16/22		2,275	2,244,606

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Wireless Telecommunication Services (continued)
Goodman Networks, Inc.,
Sr. Sec’d. Notes
12.125%	07/01/18		250	$207,500
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
6.625%	12/15/22		559	508,690
7.250%	04/01/19		50	50,750
7.250%	10/15/20		675	667,406
7.500%	04/01/21		510	504,263
Intelsat Luxembourg SA (Luxembourg),
Gtd. Notes
7.750%	06/01/21		295	246,325
Rogers Communications, Inc. (Canada),
Gtd. Notes
4.100%	10/01/23	(a)	213	218,969
5.450%	10/01/43		118	123,797
8.750%	05/01/32		185	252,568
SBA Communications Corp.,
Sr. Unsec’d. Notes
4.875%	07/15/22		85	82,769
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28		60	51,600
6.900%	05/01/19		38	38,760
8.750%	03/15/32		886	861,635
Sprint Communications, Inc.,
Gtd. Notes, 144A
7.000%	03/01/20	(a)	354	385,046
9.000%	11/15/18		318	359,105
Sr. Unsec’d. Notes
7.000%	08/15/20		110	109,175
Sprint Corp.,
Gtd. Notes
7.125%	06/15/24		140	129,864
7.250%	09/15/21		52	50,700
7.625%	02/15/25		141	132,893
7.875%	09/15/23		1,301	1,268,865
T-Mobile USA, Inc.,
Gtd. Notes
6.250%	04/01/21	(a)	57	58,425
6.375%	03/01/25		136	139,060
6.500%	01/15/24		10	10,325
6.625%	04/01/23		138	143,347
6.633%	04/28/21		555	575,813
6.731%	04/28/22		298	310,665
6.836%	04/28/23		51	53,614
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
1.625%	03/20/17		200	199,197
4.375%	02/19/43	(a)	400	344,381

				10,518,294

TOTAL CORPORATE BONDS (cost $564,853,845)				563,533,667

FOREIGN GOVERNMENT BONDS — 0.7%
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
4.250%	01/07/25	(a)	200	193,100

SEE NOTES TO FINANCIAL STATEMENTS.

A320

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
Mexican Bonos (Mexico),
Bonds
6.500%	06/09/22	MXN 141,500	$9,326,666
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.000%	10/02/23	740	760,350
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44	302	286,900
Province of Quebec (Canada),
Notes, MTN
6.350%	01/30/26	120	150,781
Spain Government Bond (Spain),
Sr. Unsec’d. Notes, 144A
4.000%	04/30/20	EUR 7,700	9,702,491

TOTAL FOREIGN GOVERNMENT BONDS (cost $21,023,938)			20,420,288

MUNICIPAL BONDS — 0.1%
California
City of Los Angeles Department of Airports,
Revenue Bonds
6.582%	05/15/39	175	219,975
State of California,
General Obligation Unlimited
7.300%	10/01/39	180	250,029

			470,004

New York — 0.1%
New York State Dormitory Authority,
Revenue Bonds
5.600%	03/15/40	150	178,386
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	265	253,682
5.647%	11/01/40	220	253,847
5.647%	11/01/40	60	69,231

			755,146

Ohio
American Municipal Power, Inc.,
Revenue Bonds
7.499%	02/15/50	150	202,735

TOTAL MUNICIPAL BONDS (cost $1,310,535)			1,427,885

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 6.0%
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 5A1
2.854%(c)	09/25/35	120	105,884
Alternative Loan Trust,
Series 2003-13T1, Class A10
4.000%	08/25/33	46	46,139
Series 2005-J6, Class 2A1
5.500%	07/25/25	29	29,905
American Home Mortgage Assets Trust,
Series 2006-2, Class 2A1
0.375%(c)	09/25/46	506	371,956
Banc of America Alternative Loan Trust,
Series 2003-5, Class 2A1
5.000%	07/25/18	176	179,028

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2003-7, Class 2A4
5.000%	09/25/18	163	$164,718
Series 2003-11, Class 2A1
6.000%	01/25/34	221	229,630
Series 2004-1, Class 1A1
6.000%	02/25/34	170	180,972
Series 2004-6, Class 4A1
5.000%	07/25/19	197	202,230
Series 2004-7, Class 3A1
3.040%	08/25/34	248	256,842
Banc of America Funding Trust,
Series 2005-1, Class 1A1
5.500%	02/25/35	366	372,142
Series 2005-7, Class 30PO, PO
4.070%(s)	11/25/35	65	52,839
Series 2006-1, Class 2A1
5.500%	01/25/36	32	31,916
Series 2006-D, Class 5A2
4.872%(c)	05/20/36	38	34,506
Series 2014-R7, Class 1A1, 144A
0.331%(c)	05/26/36	176	159,354
Series 2014-R7, Class 2A1, 144A
0.321%(c)	09/26/36	93	86,724
Series 2015-R1, Class A1, 144A
0.371%(c)	05/26/37	192	176,567
Banc of America Mortgage Trust,
Series 2003-3, Class 1A7
5.500%	05/25/33	345	354,819
Series 2004-5, Class 3A3
5.000%	06/25/19	156	158,948
Series 2004-C, Class 2A1
2.715%(c)	04/25/34	257	256,205
Series 2004-D, Class 2A1
2.726%(c)	05/25/34	7	6,769
Series 2004-D, Class 2A2
2.726%(c)	05/25/34	54	53,894
Series 2007-3, Class 1A1
6.000%	09/25/37	217	197,060
BCAP LLC Trust,
Series 2013-RR12, Class 2A7, 144A
0.331%(c)	05/26/37	100	95,800
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-4, Class 3A1
2.439%(c)	07/25/33	170	170,761
Series 2005-12, Class 22A1
2.257%(c)	02/25/36	138	127,372
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-AC5, Class A1
5.750%	10/25/34	209	212,821
Chase Mortgage Finance Trust,
Series 2007-A2, Class 2A1
2.507%(c)	07/25/37	629	634,667
CHL Mortgage Pass-Through Trust,
Series 2007-5, Class A6
0.535%(c)	05/25/37	52	40,155
Citicorp Mortgage Securities Trust,
Series 2006-5, Class 1A3
6.000%	10/25/36	109	107,118

SEE NOTES TO FINANCIAL STATEMENTS.

A321

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2007-5, Class 1A9
6.000%	06/25/37	511	$525,643
Citigroup Mortgage Loan Trust,
Series 2006-4, Class 1A1
5.500%	12/25/20	61	60,250
Series 2008-AR4, Class 1A1A, 144A
2.523%(c)	11/25/38	323	323,056
Series 2010-8, Class 5A6, 144A
4.000%	11/25/36	110	111,187
Series 2010-8, Class 6A6, 144A
4.500%	12/25/36	89	90,548
Series 2013-11, Class 1A4, 144A
0.351%(c)	10/25/46	93	86,676
Series 2014-10, Class 1A1, 144A
0.316%(c)	11/25/36	93	82,919
Series 2014-10, Class 3A1, 144A
0.381%(c)	07/25/36	114	104,574
Series 2014-10, Class 4A1, 144A
0.350%(c)	02/25/37	140	126,665
Series 2014-10, Class 5A1, 144A
0.331%(c)	06/25/36	92	83,253
Series 2014-11, Class 4A1, 144A
0.281%(c)	07/25/36	96	86,018
Series 2014-12, Class 1A4, 144A
0.306%(c)	08/25/36	309	278,352
Series 2014-12, Class 2A4, 144A
4.441%(c)	02/25/37	90	89,425
Citigroup Mortgage Loan Trust, Inc.,
Series 2003-1, Class 3A4
5.250%	09/25/33	156	161,659
Series 2005-2, Class 2A11
5.500%	05/25/35	215	224,292
CitiMortgage Alternative Loan Trust,
Series 2006-A1, Class 1A5
5.500%	04/25/36	411	382,203
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-4, Class A13
5.250%	05/25/34	200	202,912
Series 2004-5, Class 2A9
5.250%	05/25/34	432	447,300
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2003-AR24, Class 2A4
2.556%(c)	10/25/33	191	188,558
Series 2004-AR5, Class 7A2
2.399%(c)	06/25/34	136	132,237
Series 2005-5, Class 1A1
5.000%	07/25/20	161	161,617
Credit Suisse Mortgage Trust,
Series 2011-12R, Class 3A1, 144A
2.142%(c)	07/27/36	75	74,481
Series 2014-10R, Class 4A1, 144A
0.344%(c)	12/27/36	87	82,541
Series 2014-11R, Class 8A1, 144A
0.521%(c)	04/27/37	60	57,478
Series 2014-11R, Class 9A1, 144A
0.321%(c)	10/27/36	243	229,619
Series 2015-3R, Class 5A1, 144A
0.434%(c)	09/29/36	224	214,242

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Deutsche ALT-A Securities, Inc./Alternate Loan Trust,
Series 2005-1, Class 1A1
0.685%(c)	02/25/35	49	$45,266
Series 2005-1, Class 2A1
5.773%(c)	02/25/20	32	32,815
Deutsche Mortgage Securities, Inc.,
Series 2007-WM1, Class A1, 144A
4.345%(c)	06/27/37	281	280,744
Fannie Mae Grantor Trust,
Series 2001-T10, Class A1
7.000%	12/25/41	801	934,350
Series 2002-T1, Class A2
7.000%	11/25/31	550	645,877
Series 2002-T4, Class A2
7.000%	12/25/41	625	715,843
Series 2004-T1, Class 1A1
6.000%	01/25/44	568	642,996
Fannie Mae Interest Strip,
Series 293, Class 1, PO
1.399%(s)	12/25/24	264	252,382
Series 369, Class 12, IO
5.500%(c)	05/25/36	916	187,472
Series 383, Class 60, IO
6.500%	10/25/37	225	44,880
Series 416, Class A300
3.000%	11/25/42	2,433	2,472,551
Series 417, Class C11, IO
2.500%	02/25/28	6,394	597,152
Fannie Mae REMICS,
Series 1993-119, Class H
6.500%	07/25/23	314	350,423
Series 1993-136, Class ZB
6.792%(c)	07/25/23	205	227,130
Series 1993-141, Class Z
7.000%	08/25/23	217	241,445
Series 1993-147, Class Z
7.000%	08/25/23	178	199,294
Series 1994-29, Class Z
6.500%	02/25/24	328	370,736
Series 1996-4, Class SA, IO
8.313%(c)	02/25/24	85	18,098
Series 1997-33, Class PA
8.500%	06/18/27	413	477,652
Series 1997-57, Class PN
5.000%	09/18/27	252	271,104
Series 2001-16, Class Z
6.000%	05/25/31	351	401,039
Series 2001-81, Class HE
6.500%	01/25/32	491	568,757
Series 2002-14, Class A1
7.000%	01/25/42	1,131	1,301,226
Series 2002-26, Class A2
7.500%	01/25/48	545	654,902
Series 2002-82, Class PE
6.000%	12/25/32	500	557,310
Series 2002-86, Class PG
6.000%	12/25/32	1,084	1,235,583
Series 2002-90, Class A2

SEE NOTES TO FINANCIAL STATEMENTS.

A322

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
6.500%	11/25/42	266		$300,965
Series 2003-18, Class A1
6.500%	12/25/42	412		476,743
Series 2003-21, Class OU
5.500%	03/25/33	163		183,034
Series 2003-24, Class MZ
5.500%	04/25/33	608		668,112
Series 2003-48, Class GH
5.500%	06/25/33	2,570		2,905,936
Series 2003-64, Class KF
0.680%(c)	07/25/18	142		142,463
Series 2003-81, Class FC
0.585%(c)	08/25/17	45		45,251
Series 2004-36, Class SA
19.011%(c)	05/25/34	130		188,511
Series 2004-45, Class ZL
6.000%	10/25/32	494		548,841
Series 2004-52, Class SX, IO
6.863%(c)	09/25/32	—	(r)	1
Series 2004-60, Class PA
5.500%	04/25/34	172		182,199
Series 2004-61, Class NS, IO
7.513%(c)	08/25/34	35		8,850
Series 2004-68, Class LC
5.000%	09/25/29	486		539,970
Series 2004-72, Class S, IO
6.313%(c)	09/25/34	89		19,300
Series 2004-101, Class HD
5.000%	01/25/20	353		368,840
Series 2005-13, Class AS, IO
5.913%(c)	03/25/35	29		4,712
Series 2005-14, Class ME
5.000%	10/25/33	10		10,386
Series 2005-22, Class DA
5.500%	12/25/34	174		189,399
Series 2005-30, Class UG
5.000%	04/25/35	625		675,134
Series 2005-57, Class DI, IO
6.513%(c)	03/25/35	61		4,570
Series 2005-57, Class NK
21.252%(c)	07/25/35	86		105,801
Series 2005-84, Class XM
5.750%	10/25/35	183		198,564
Series 2005-87, Class PE
5.000%	12/25/33	132		132,591
Series 2005-87, Class QZ
5.000%	10/25/35	526		561,507
Series 2005-97, Class PO, PO
1.392%(s)	11/25/35	1,143		1,119,710
Series 2005-102, Class PG
5.000%	11/25/35	1,500		1,618,369
Series 2005-110, Class GL
5.500%	12/25/35	562		634,502
Series 2006-2, Class LY
8.000%(c)	12/25/35	31		34,786
Series 2006-3, Class SB, IO
6.513%(c)	07/25/35	82		14,036
Series 2006-9, Class KZ

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
6.000%	03/25/36	766	$868,450
Series 2006-20, Class IB, IO
6.403%(c)	04/25/36	601	103,711
Series 2006-23, Class NS
9.000%(c)	04/25/36	47	54,446
Series 2006-45, Class NW
5.500%	01/25/35	54	54,466
Series 2006-48, Class ND
6.250%	03/25/36	167	181,054
Series 2006-60, Class CO, PO
1.192%(s)	06/25/35	191	187,476
Series 2006-65, Class TE
5.500%	05/25/35	145	147,436
Series 2006-72, Class XI, IO
6.313%(c)	08/25/36	20	3,565
Series 2006-77, Class PC
6.500%	08/25/36	412	471,781
Series 2006-106, Class CS, IO
6.403%(c)	11/25/36	32	4,765
Series 2006-108, Class S, IO
7.013%(c)	11/25/36	45	11,406
Series 2006-109, Class SG, IO
6.443%(c)	11/25/36	51	8,064
Series 2006-125, Class SA, IO
6.533%(c)	01/25/37	98	15,478
Series 2007-37, Class SA, IO
5.933%(c)	05/25/37	61	7,574
Series 2007-46, Class PA
6.000%	04/25/37	210	238,032
Series 2007-58, Class SV, IO
6.563%(c)	06/25/37	605	98,967
Series 2007-88, Class MI, IO
6.333%(c)	09/25/37	38	8,242
Series 2007-88, Class XI, IO
6.353%(c)	06/25/37	11	1,984
Series 2007-91, Class AS, IO
6.213%(c)	10/25/37	137	22,021
Series 2007-100, Class ND
5.750%	10/25/35	1	1,118
Series 2007-102, Class SA, IO
6.213%(c)	11/25/37	1,288	198,983
Series 2008-34, Class GS, IO
6.263%(c)	05/25/38	31	5,374
Series 2008-41, Class S, IO
6.613%(c)	11/25/36	38	7,458
Series 2008-68, Class VK
5.500%	03/25/27	21	20,617
Series 2008-91, Class SI, IO
5.813%(c)	03/25/38	1,063	124,211
Series 2008-95, Class AI, IO
5.000%	12/25/23	200	8,957
Series 2009-15, Class SA, IO
6.013%(c)	03/25/24	414	38,977
Series 2009-62, Class WA
5.566%(c)	08/25/39	1,151	1,241,133
Series 2009-112, Class ST, IO
6.063%(c)	01/25/40	1,273	197,398
Series 2009-112, Class SW, IO

SEE NOTES TO FINANCIAL STATEMENTS.

A323

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
6.063%(c)	01/25/40	837	$129,776
Series 2010-10, Class NT
5.000%	02/25/40	1,290	1,422,148
Series 2010-19, Class MV
5.000%	02/25/21	779	832,869
Series 2010-35, Class SB, IO
6.233%(c)	04/25/40	521	82,511
Series 2010-43, Class CI, IO
4.500%	02/25/25	334	18,672
Series 2010-49, Class SC
12.291%(c)	03/25/40	251	306,523
Series 2010-54, Class PA
4.500%	04/25/39	27	27,825
Series 2010-64, Class DM
5.000%	06/25/40	390	430,702
Series 2011-18, Class UA
4.000%	08/25/38	122	123,992
Series 2011-22, Class MA
6.500%	04/25/38	477	532,213
Series 2011-39, Class ZA
6.000%	11/25/32	600	685,795
Series 2011-52, Class GB
5.000%	06/25/41	920	1,015,672
Series 2011-52, Class KB
5.500%	06/25/41	1,535	1,748,833
Series 2011-70, Class CL
3.000%	08/25/26	8	7,636
Series 2012-14, Class LS, IO
6.313%(c)	03/25/42	114	19,886
Series 2012-42, Class PS, IO
6.393%(c)	08/25/41	165	17,464
Series 2012-73, Class LS, IO
5.863%(c)	06/25/39	1,015	167,193
Series 2012-74, Class AS, IO
5.863%(c)	03/25/39	638	103,733
Series 2012-76, Class DS, IO
6.363%(c)	05/25/39	147	26,847
Series 2012-84, Class QS, IO
6.463%(c)	09/25/31	161	36,014
Series 2012-84, Class SQ, IO
6.463%(c)	08/25/32	101	25,132
Series 2012-87, Class NS, IO
5.863%(c)	02/25/39	426	79,923
Series 2012-94, Class KS, IO
6.463%(c)	05/25/38	322	73,523
Series 2012-94, Class SL, IO
6.513%(c)	05/25/38	282	65,015
Series 2012-98, Class SA, IO
5.863%(c)	05/25/39	451	80,650
Series 2012-104, Class QS, IO
5.913%(c)	03/25/39	138	25,613
Series 2012-107, Class QS, IO
5.913%(c)	10/25/40	116	24,450
Series 2012-110, Class MS, IO
5.813%(c)	10/25/42	132	28,263
Series 2012-110, Class SB, IO
6.513%(c)	10/25/32	206	48,328
Series 2012-111, Class KS, IO

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
5.963%(c)	01/25/40	73	$12,339
Series 2012-114, Class DS, IO
5.913%(c)	08/25/39	362	61,447
Series 2012-114, Class HS, IO
5.963%(c)	03/25/40	331	59,795
Series 2012-120, Class ES, IO
6.013%(c)	11/25/39	289	58,813
Series 2012-120, Class SE, IO
6.013%(c)	02/25/39	453	86,809
Series 2012-124, Class DS, IO
5.963%(c)	04/25/40	308	56,396
Series 2012-124, Class LS, IO
6.013%(c)	07/25/40	340	72,271
Series 2012-137, Class CS, IO
6.013%(c)	08/25/41	387	79,005
Series 2013-4, Class AJ
3.500%	02/25/43	1,278	1,322,337
Series 2013-4, Class PC
2.000%	06/25/42	1,649	1,622,737
Series 2013-9, Class SG, IO
6.013%(c)	03/25/39	257	50,877
Series 2013-83, Class CA
3.500%	10/25/37	1,458	1,553,573
Series 2013-96, Class YA
3.500%	09/25/38	2,019	2,101,207
Series 2013-131, Class S, IO
5.863%(c)	01/25/34	120	27,254
Series G93-17, Class S, IO
8.813%(c)	04/25/23	304	67,924
Fannie Mae Whole Loan,
Series 1999-W4, Class A9
6.250%	02/25/29	418	463,081
Series 2001-W3, Class A
6.875%(c)	09/25/41	473	538,256
Series 2002-W6, Class 2A1
6.383%(c)	06/25/42	288	329,547
Series 2003-W2, Class 2A9
5.900%	07/25/42	191	213,943
Series 2003-W3, Class 2A5
5.356%	06/25/42	423	468,154
Series 2003-W6, Class 1A41
5.398%	10/25/42	1,505	1,631,733
Series 2003-W6, Class 3A
6.500%	09/25/42	355	404,477
Series 2003-W10, Class 3A5
4.299%	06/25/43	1,467	1,569,042
Series 2003-W12, Class 2A7
4.680%	06/25/43	421	452,836
Series 2004-W2, Class 2A2
7.000%	02/25/44	351	409,973
Series 2004-W2, Class 5A
7.500%	03/25/44	395	453,084
Series 2004-W6, Class 3A4
6.500%	07/25/34	574	603,853
Series 2004-W8, Class 2A
6.500%	06/25/44	400	457,830
Series 2004-W11, Class 1A1
6.000%	05/25/44	1,810	2,113,723

SEE NOTES TO FINANCIAL STATEMENTS.

A324

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2004-W12, Class 1A2
6.500%	07/25/44	1,053	$1,247,232
Series 2005-W1, Class 1A2
6.500%	10/25/44	361	421,933
Series 2005-W4, Class 1A1
6.000%	08/25/45	253	288,665
Series 2007-W7, Class 2A2, IO
6.343%(c)	07/25/37	44	8,690
Series 2007-W10, Class 2A
6.308%(c)	08/25/47	403	455,354
Series 2009-W1, Class A
6.000%	12/25/49	767	886,847
Federal Deposit Insurance Corp.,
Series 2013-N1, Class A, 144A
4.500%	10/25/18	71	70,866
FHLMC Multifamily Structured Pass-Through Certificates,
Series KSMC, Class A2
2.615%	01/25/23	2,085	2,077,046
FHLMC Multifamily Structured Pass-Through Trust,
Series K037, Class A2
3.490%	01/25/24	3,800	3,996,699
Series K708, Class X1, IO
5.129%(s)	01/25/19	16,617	774,545
FHLMC Structured Pass-Through Securities,
Series T-58, Class 3A
7.000%	09/25/43	765	923,721
FHLMC-GNMA,
Series 24, Class ZE
6.250%	11/25/23	396	434,286
First Horizon Mortgage Pass-Through Trust,
Series 2003-AR3, Class 3A1
2.565%(c)	09/25/33	505	508,550
Freddie Mac REMICS,
Series 1049, Class S
38.556%(c)	02/15/21	12	19,357
Series 1621, Class J
6.400%	11/15/23	122	134,507
Series 1630, Class PK
6.000%	11/15/23	297	332,317
Series 1675, Class KZ
6.500%	02/15/24	290	332,155
Series 1680, Class PK
6.500%	02/15/24	326	373,305
Series 1695, Class EB
7.000%	03/15/24	377	424,920
Series 1980, Class Z
7.000%	07/15/27	444	505,060
Series 2353, Class KZ
6.500%	09/15/31	470	539,584
Series 2378, Class PE
5.500%	11/15/16	49	50,504
Series 2535, Class AW
5.500%	12/15/32	222	241,033
Series 2557, Class HL
5.300%	01/15/33	1,359	1,488,404
Series 2595, Class DC
5.000%	04/15/23	894	963,685
Series 2595, Class GC

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
5.500%	04/15/23	303	$332,277
Series 2611, Class TM
10.000%(c)	05/15/33	64	80,951
Series 2626, Class JC
5.000%	06/15/23	1,603	1,747,627
Series 2628, Class AB
4.500%	06/15/18	94	97,031
Series 2630, Class FL
0.682%(c)	06/15/18	95	95,895
Series 2643, Class SA
44.294%(c)	03/15/32	48	94,421
Series 2661, Class FG
0.632%(c)	03/15/17	18	17,696
Series 2684, Class PO, PO
0.331%(s)	01/15/33	92	91,451
Series 2691, Class VU
5.500%	08/15/23	22	22,439
Series 2707, Class KJ
5.000%	11/15/18	16	16,202
Series 2764, Class UG
5.000%	03/15/34	1,360	1,516,188
Series 2793, Class PD
5.000%	12/15/32	95	95,491
Series 2862, Class GB
5.000%	09/15/24	309	334,306
Series 2864, Class NB
5.500%	07/15/33	635	672,676
Series 2885, Class LZ
6.000%	11/15/34	1,168	1,418,714
Series 2893, Class PE
5.000%	11/15/34	742	823,965
Series 2906, Class SW, IO
6.515%(c)	11/15/34	13	343
Series 2922, Class SU
13.929%(c)	02/15/35	82	104,576
Series 2980, Class QA
6.000%	05/15/35	704	774,497
Series 2990, Class SR, IO
6.465%(c)	03/15/35	1,323	182,996
Series 3005, Class ED
5.000%	07/15/25	631	687,004
Series 3017, Class OC, PO
1.347%(s)	08/15/25	258	249,713
Series 3126, Class AO, PO
2.288%(s)	03/15/36	230	209,918
Series 3155, Class PS, IO
6.965%(c)	05/15/36	112	18,385
Series 3171, Class OJ, PO
6.810%(s)	06/15/36	14	11,653
Series 3187, Class Z
5.000%	07/15/36	1,106	1,221,060
Series 3201, Class IN, IO
6.065%(c)	08/15/36	1,196	190,166
Series 3218, Class AS, IO
6.395%(c)	09/15/36	46	8,850
Series 3218, Class HS, IO
7.015%(c)	09/15/26	733	121,245
Series 3236, Class IS, IO

SEE NOTES TO FINANCIAL STATEMENTS.

A325

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
6.465%(c)	11/15/36	66	$13,646
Series 3237, Class BO, PO
2.059%(s)	11/15/36	397	330,109
Series 3306, Class TB
2.932%(c)	04/15/37	47	50,220
Series 3306, Class TC
2.392%(c)	04/15/37	42	43,492
Series 3383, Class KB
5.500%	11/15/27	1,140	1,271,159
Series 3385, Class SN, IO
5.815%(c)	11/15/37	253	38,140
Series 3405, Class PE
5.000%	01/15/38	944	1,043,327
Series 3443, Class PT
6.500%	03/15/37	1,248	1,436,606
Series 3564, Class JA
4.000%	01/15/18	112	115,785
Series 3593, Class SL, IO
6.215%(c)	11/15/24	608	68,012
Series 3605, Class NC
5.500%	06/15/37	955	1,061,303
Series 3609, Class SA, IO
6.155%(c)	12/15/39	1,405	319,961
Series 3648, Class CY
4.500%	03/15/30	1,400	1,516,670
Series 3656, Class LV
5.000%	05/15/21	929	942,294
Series 3662, Class PJ
5.000%	04/15/40	1,390	1,541,548
Series 3677, Class PB
4.500%	05/15/40	2,045	2,247,662
Series 3688, Class GT
7.210%(c)	11/15/46	362	425,517
Series 3692, Class PS, IO
6.415%(c)	05/15/38	74	5,408
Series 3737, Class LI, IO
4.500%	05/15/24	183	11,683
Series 3739, Class MC
4.000%	11/15/38	1,270	1,318,768
Series 3740, Class SB, IO
5.815%(c)	10/15/40	771	136,604
Series 3747, Class HI, IO
4.500%	07/15/37	520	41,877
Series 3784, Class S, IO
6.415%(c)	07/15/23	957	118,809
Series 3827, Class H
4.000%	09/15/37	8	7,951
Series 3850, Class LS, IO
1.729%(c)	05/15/39	96	6,975
Series 3852, Class QN
5.500%(c)	05/15/41	538	591,104
Series 3852, Class TP
5.500%(c)	05/15/41	621	685,692
Series 3855, Class HI, IO
4.000%	02/15/26	957	62,687
Series 3859, Class JB
5.000%	05/15/41	1,350	1,470,004
Series 3962, Class KS, IO

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
1.914%(c)	06/15/38	220	$19,051
Series 3997, Class HS, IO
6.365%(c)	03/15/38	387	66,167
Series 4013, Class SB, IO
6.265%(c)	03/15/42	143	35,724
Series 4030, Class IL, IO
3.500%	04/15/27	4,716	510,708
Series 4033, Class SC, IO
6.365%(c)	10/15/36	150	28,828
Series 4050, Class EI, IO
4.000%	02/15/39	447	62,684
Series 4057, Class BS, IO
5.865%(c)	09/15/39	305	52,382
Series 4057, Class CS, IO
5.865%(c)	04/15/39	191	33,102
Series 4057, Class SA, IO
5.865%(c)	04/15/39	3,276	520,016
Series 4073, Class AS, IO
5.865%(c)	08/15/38	366	59,574
Series 4083, Class MS, IO
5.865%(c)	05/15/39	438	76,365
Series 4084, Class GS, IO
5.865%(c)	04/15/39	810	131,060
Series 4086, Class TS, IO
5.915%(c)	04/15/37	346	54,554
Series 4093, Class SD, IO
6.515%(c)	01/15/38	364	85,142
Series 4097, Class SA, IO
5.865%(c)	08/15/42	404	89,055
Series 4097, Class TS, IO
5.915%(c)	05/15/39	467	91,859
Series 4099, Class BS, IO
5.865%(c)	06/15/39	241	47,572
Series 4100, Class KJ
3.500%	08/15/42	24	23,375
Series 4102, Class SW, IO
5.915%(c)	05/15/39	119	24,217
Series 4113, Class JS, IO
5.865%(c)	07/15/39	108	18,991
Series 4116, Class MS, IO
6.015%(c)	11/15/39	175	37,598
Series 4122, Class SJ, IO
5.965%(c)	12/15/40	789	157,185
Series 4123, Class SA, IO
6.015%(c)	09/15/39	128	23,232
Series 4132, Class SE, IO
6.015%(c)	12/15/40	154	31,043
Series 4136, Class SA, IO
6.015%(c)	12/15/39	142	26,629
Series 4174, Class SA, IO
6.015%(c)	05/15/39	792	140,735
Series 4199, Class SD, IO
6.015%(c)	06/15/39	520	95,576
Series 4229, Class AS, IO
5.965%(c)	12/15/38	174	30,628
Series 4267, Class CI, IO
4.000%	05/15/39	203	29,903
Series 4374, Class NC

SEE NOTES TO FINANCIAL STATEMENTS.

A326

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
1.750%	02/15/46	2,553	$2,652,949
Freddie Mac Strips,
Series 279, Class 35
3.500%	09/15/42	1,429	1,494,885
Series 304, Class C32, IO
3.000%	12/15/27	3,607	356,230
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2014-DN1, Class M2
2.385%(c)	02/25/24	750	750,847
Series 2014-DN2, Class M2
1.835%(c)	04/25/24	500	488,330
Series 2014-DN3, Class M2
2.585%(c)	08/25/24	250	251,089
Series 2014-DN3, Class M3
4.185%(c)	08/25/24	250	249,199
GMAC Mortgage Corp. Loan Trust,
Series 2003-J10, Class A1
4.750%	01/25/19	121	121,463
Government National Mortgage Assoc.,
Series 2002-41, Class HS, IO
6.815%(c)	06/16/32	774	177,028
Series 2002-84, Class PH
6.000%	11/16/32	1,180	1,359,242
Series 2003-25, Class PZ
5.500%	04/20/33	784	895,322
Series 2003-58, Class PC
5.000%	07/20/33	1,793	2,014,269
Series 2003-86, Class ZC
4.500%	10/20/33	597	661,604
Series 2004-19, Class KE
5.000%	03/16/34	1,460	1,658,570
Series 2004-28, Class ST, IO
1.080%(c)	04/20/34	4,206	43,558
Series 2004-30, Class UC
5.500%	02/20/34	560	597,259
Series 2004-86, Class SP, IO
5.913%(c)	09/20/34	1,169	162,650
Series 2004-88, Class ES, IO
5.915%(c)	06/17/34	1,185	157,694
Series 2005-7, Class NL, IO
6.565%(c)	03/17/33	15	1,874
Series 2005-30, Class WD
6.000%	07/20/33	495	541,632
Series 2006-23, Class S, IO
6.313%(c)	01/20/36	806	74,286
Series 2006-26, Class S, IO
6.313%(c)	06/20/36	770	129,737
Series 2006-38, Class SG, IO
6.463%(c)	09/20/33	75	383
Series 2007-16, Class KU, IO
6.463%(c)	04/20/37	966	157,530
Series 2007-24, Class SA, IO
6.323%(c)	05/20/37	2,061	344,598
Series 2007-35, Class TE
6.000%	06/20/37	1,660	1,863,909
Series 2007-58, Class SD, IO
6.303%(c)	10/20/37	1,199	199,492
Series 2007-59, Class SP, IO

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
6.483%(c)	04/20/37	852	$93,754
Series 2008-36, Class AY
5.000%	04/16/23	530	571,612
Series 2008-47, Class ML
5.250%	06/16/38	760	868,247
Series 2008-62, Class SA, IO
5.963%(c)	07/20/38	561	99,314
Series 2008-73, Class SK, IO
6.553%(c)	08/20/38	1,167	200,122
Series 2008-79, Class SA, IO
7.363%(c)	09/20/38	587	118,981
Series 2009-6, Class CI, IO
6.500%	11/16/38	216	23,333
Series 2009-16, Class SJ, IO
6.613%(c)	05/20/37	1,283	237,779
Series 2009-36, Class IE, IO
1.000%(c)	09/20/38	2,931	94,381
Series 2009-41, Class GS, IO
5.865%(c)	06/16/39	48	7,416
Series 2009-65, Class LB
6.000%	07/16/39	221	242,560
Series 2009-77, Class CS, IO
6.815%(c)	06/16/38	1,423	164,037
Series 2009-81, Class A
5.750%	09/20/36	318	353,384
Series 2009-106, Class ST, IO
5.813%(c)	02/20/38	1,066	178,454
Series 2009-106, Class XL, IO
6.563%(c)	06/20/37	966	183,965
Series 2009-127, Class IA, IO
0.450%(c)	09/20/38	4,833	70,403
Series 2010-4, Class SB, IO
6.315%(c)	08/16/39	1,261	121,671
Series 2010-14, Class AO, PO
1.469%(s)	12/20/32	113	109,022
Series 2010-14, Class DO, PO
0.166%(s)	03/20/36	8	8,078
Series 2010-14, Class QP
6.000%	12/20/39	125	132,111
Series 2010-31, Class SK, IO
5.913%(c)	11/20/34	628	99,602
Series 2010-85, Class ID, IO
6.000%	09/20/39	794	144,182
Series 2010-129, Class AW
6.111%(c)	04/20/37	1,700	1,919,741
Series 2010-157, Class OP, PO
3.897%(s)	12/20/40	925	773,482
Series 2011-71, Class ZC
5.500%	07/16/34	2,578	3,004,438
Series 2011-75, Class GP
4.000%	05/20/41	1,848	2,004,258
Series 2012-H31, Class FD
0.522%(c)	12/20/62	1,437	1,433,517
Series 2013-69, Class SM, IO
6.013%(c)	05/20/43	99	16,048
Series 2013-165, Class ST, IO
5.963%(c)	11/20/43	145	25,589
Series 2013-H04, Class BA

SEE NOTES TO FINANCIAL STATEMENTS.

A327

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
1.650%	02/20/63	1,548	$1,543,852
Series 2013-H05, Class FB
0.582%(c)	02/20/62	1,389	1,391,803
Series 2014-119, Class SA, IO
5.413%(c)	08/20/44	820	150,198
Series 2015-63, Class SN, IO
6.113%(c)	05/20/45	372	100,507
GreenPoint Mortgage Funding Trust,
Series 2005-AR4, Class 4A1A
0.497%(c)	10/25/45	454	361,388
GSMSC Resecuritization Trust,
Series 2014-1R, Class 1A, 144A
0.351%(c)	04/26/37	94	86,739
GSR Mortgage Loan Trust,
Series 2003-7F, Class 1A4
5.250%	06/25/33	230	236,491
Series 2004-11, Class 1A1
2.592%(c)	09/25/34	167	157,441
Series 2004-6F, Class 2A4
5.500%	05/25/34	247	255,086
Series 2005-7F, Class 3A2
0.685%(c)	09/25/35	1,673	1,546,023
Series 2006-2F, Class 2A1
5.750%	02/25/36	47	43,570
Series 2006-3F, Class 2A7
5.750%	03/25/36	147	140,392
HarborView Mortgage Loan Trust,
Series 2004-9, Class 2A
2.404%(c)	12/19/34	51	42,077
Series 2006-9, Class 2A1A
0.396%(c)	11/19/36	118	87,469
Homestar Mortgage Acceptance Corp.,
Series 2004-4, Class A3
1.285%(c)	09/25/34	632	625,001
JPMorgan Mortgage Trust,
Series 2004-S1, Class 3A1
5.500%	09/25/34	320	329,506
Series 2005-S2, Class 4A3
5.500%	09/25/20	100	99,187
Series 2006-A2, Class 5A1
2.442%(c)	11/25/33	94	94,381
Series 2006-A2, Class 5A3
2.442%(c)	11/25/33	355	355,685
Series 2007-A1, Class 5A5
2.556%(c)	07/25/35	183	185,969
JPMorgan Resecuritization Trust,
Series 2010-4, Class 7A1, 144A
1.865%(c)	08/26/35	91	91,176
Lehman Mortgage Trust,
Series 2006-4, Class 3A1
5.000%	08/25/21	36	34,710
Lehman XS Trust,
Series 2005-5N, Class 3A1A
0.485%(c)	11/25/35	58	51,080
Series 2006-18N, Class A2A
0.335%(c)	12/25/36	47	44,905

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
LSTAR Securities Investment Trust,
Series 2014-1, Class NOTE, 144A
3.280%(c)	09/01/21		235	$235,966
MASTR Adjustable Rate Mortgages Trust,
Series 2004-8, Class 5A1
2.529%(c)	08/25/34		286	284,059
Series 2004-13, Class 3A7
2.702%(c)	11/21/34		311	318,084
MASTR Alternative Loans Trust,
Series 2003-8, Class 5A1
5.000%	11/25/18		98	101,126
Series 2003-9, Class 5A1
4.500%	12/25/18		209	212,163
Series 2004-1, Class 4A1
5.500%	02/25/34		138	142,379
Series 2004-3, Class 2A1
6.250%	04/25/34		350	369,720
Series 2005-5, Class 3A1
5.750%	08/25/35		110	95,312
MASTR Asset Securitization Trust,
Series 2003-11, Class 8A1
5.500%	12/25/33		902	956,325
Series 2004-6, Class 3A1
5.250%	07/25/19		137	138,597
Series 2004-6, Class 4A1
5.000%	07/25/19		168	170,389
Series 2004-P7, Class A6, 144A
5.500%	12/27/33	(g)	192	202,400
Series 2006-3, Class 30PO, PO
10.540%(s)	10/25/36		230	176,386
Merrill Lynch Mortgage Investors Trust,
Series 2003-F, Class A1
0.825%(c)	10/25/28		690	673,728
Series 2004-B, Class A1
0.685%(c)	05/25/29		545	528,504
Series 2004-HB1, Class A3
2.125%(c)	04/25/29		190	187,152
Morgan Stanley Dean Witter Capital I, Inc., Trust,
Series 2003-HYB1, Class A3
1.699%(c)	03/25/33		414	387,425
Morgan Stanley Mortgage Loan Trust,
Series 2004-7AR, Class 2A6
2.434%(c)	09/25/34		318	317,228
Nomura Resecuritization Trust,
Series 2015-2R, Class 4A1, 144A
0.361%(c)	12/26/36		97	86,889
PHH Mortgage Trust,
Series 2008-CIM2, Class 5A1
6.000%	07/25/38		311	327,841
Prime Mortgage Trust,
Series 2004-2, Class A2
4.750%	11/25/19		156	159,758
Series 2004-CL1, Class 1A1
6.000%	02/25/34		326	342,243
RAAC Trust,
Series 2005-SP1, Class 2A1
5.250%	09/25/34		269	276,328

SEE NOTES TO FINANCIAL STATEMENTS.

A328

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
RALITrust,
Series 2006-QO9, Class 1A4A
0.355%(c)	12/25/46	36	$35,340
RBSSP Resecuritization Trust,
Series 2010-10, Class 2A1, 144A
0.311%(c)	09/26/36	35	33,260
Residential Accredit Loans, Inc.,
Series 2003-QS16, Class A1
5.000%	08/25/18	64	64,584
Series 2003-QS20, Class A1
5.000%	11/25/18	48	48,539
Series 2004-QS3, Class CB
5.000%	03/25/19	185	188,839
Residential Asset Securitization Trust,
Series 2004-IP2, Class 1A1
2.492%(c)	12/25/34	270	270,515
Series 2006-A1, Class 1A6
0.685%(c)	04/25/36	112	69,067
Series 2006-R1, Class A2
0.585%(c)	01/25/46	345	175,988
Residential Funding Mortgage Securities I,
Series 2003-S4, Class A4
5.750%	03/25/33	178	183,027
Series 2006-S9, Class A1
6.250%	09/25/36	128	121,884
Series 2006-S12, Class 2A2
6.000%	12/25/36	144	140,505
Sequoia Mortgage Trust,
Series 2004-8, Class A2
1.125%(c)	09/20/34	427	412,306
Series 2013-4, Class A1
2.325%(c)	04/25/43	198	182,975
Springleaf Mortgage Loan Trust,
Series 2012-2A, Class A, 144A
2.220%(c)	10/25/57	290	290,813
Series 2012-2A, Class B1, 144A
6.000%(c)	10/25/57	250	251,873
Series 2012-3A, Class A, 144A
1.570%(c)	12/25/59	129	129,339
Series 2012-3A, Class M3, 144A
4.440%(c)	12/25/59	101	102,983
Series 2012-3A, Class M4, 144A
5.300%(c)	12/25/59	79	81,161
Series 2013-1A, Class A, 144A
1.270%(c)	06/25/58	440	439,630
Series 2013-1A, Class B1, 144A
5.580%(c)	06/25/58	100	103,084
Series 2013-1A, Class M3, 144A
3.790%(c)	06/25/58	159	160,074
Series 2013-1A, Class M4, 144A
4.440%(c)	06/25/58	100	100,967
Series 2013-2A, Class M1, 144A
3.520%(c)	12/25/65	1,107	1,127,336
Series 2013-2A, Class M2, 144A
4.480%(c)	12/25/65	1,075	1,104,475
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-6, Class 5A4
2.357%(c)	06/25/34	79	78,901

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2004-9XS, Class A
0.555%(c)	07/25/34	1,419	$1,365,480
Structured Asset Mortgage Investments II Trust,
Series 2004-AR1, Class 1A1
0.886%(c)	03/19/34	1,159	1,104,817
Structured Asset Securities Corp.,
Series 2003-22A, Class 3A
2.525%(c)	06/25/33	133	136,558
Series 2003-26A, Class 3A5
2.445%(c)	09/25/33	503	500,839
Series 2003-29, Class 1A1
4.750%	09/25/18	105	106,333
Series 2003-32, Class 5A1
5.841%(c)	11/25/33	127	134,033
Series 2004-7, Class 2A1
5.512%(c)	05/25/24	165	169,958
Thornburg Mortgage Securities Trust,
Series 2004-3, Class A
0.925%(c)	09/25/44	548	525,278
Vendee Mortgage Trust,
Series 1996-2, Class 1Z
6.750%	06/15/26	301	345,644
Washington Mutual Mortgage Pass-Through Certificates,
Series 2003-AR4, Class A7
2.470%(c)	05/25/33	411	417,304
Series 2003-S1, Class A5
5.500%	04/25/33	326	337,226
Series 2004-S3, Class 3A2
6.000%	07/25/34	420	441,377
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2005-7, Class 1A2
0.635%(c)	09/25/35	48	37,708
Wells Fargo Alternative Loan Trust,
Series 2005-2, Class M1
0.860%(c)	10/25/35	100	90,687
Wells Fargo Mortgage-Backed Securities Trust,
Series 2004-B, Class A1
2.490%(c)	02/25/34	71	70,841
Series 2004-EE, Class 2A2
2.695%(c)	12/25/34	366	371,817
Series 2004-O, Class A1
2.615%(c)	08/25/34	210	208,982
Series 2005-16, Class A8
5.750%	01/25/36	30	31,286
Series 2005-AR3, Class 1A1
2.709%(c)	03/25/35	1,947	1,961,714
Series 2005-AR9, Class 3A1
2.692%(c)	06/25/34	287	290,443
Series 2006-11, Class A8
6.000%	09/25/36	103	98,118
Series 2006-17, Class A1
5.500%	11/25/21	54	55,155
Series 2007-3, Class 3A1
5.500%	04/25/22	10	9,897
Series 2007-7, Class A49
6.000%	06/25/37	321	322,207
Series 2007-8, Class 2A8
6.000%	07/25/37	204	200,680

SEE NOTES TO FINANCIAL STATEMENTS.

A329

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2007-11, Class A85
6.000%	08/25/37	253	$245,733
Series 2007-11, Class A96
6.000%	08/25/37	30	29,707

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $169,872,860)			174,398,221

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.9%
Fannie Mae Principal Strip, MTN, PO
3.415%(s)	05/15/30	1,750	1,034,472
Federal Home Loan Mortgage Corp.
2.262%(c)	10/01/36	133	142,230
3.000%	12/01/42	2,645	2,637,649
3.500%	09/01/32-04/01/33	6,966	7,271,057
4.000%	02/01/26-10/01/42	3,692	3,940,224
5.000%	11/01/23	493	522,937
5.500%	12/01/24-06/01/35	1,859	2,047,943
6.000%	12/01/23-12/01/36	1,616	1,832,669
6.500%	10/01/22-05/01/37	1,576	1,813,474
7.000%	09/01/36-11/01/37	941	1,069,462
8.000%	02/01/38	100	111,179
Federal National Mortgage Assoc.
1.400%	07/01/17	1,460	1,469,940
1.735%	05/01/20	1,820	1,804,547
1.770%	02/01/20	2,476	2,471,320
2.010%	06/01/20	2,000	2,002,372
2.140%	04/01/19	1,661	1,687,157
2.180%	07/01/20	1,862	1,880,170
2.330%	01/01/23	1,945	1,927,165
2.340%	12/01/22	2,256	2,238,782
2.350%	05/01/23	1,435	1,420,056
2.370%	12/01/22	1,556	1,544,370
2.390%	12/01/22	2,111	2,099,899
2.480%	02/01/25	2,055	1,992,072
2.490%	10/01/17	924	945,688
2.520%	05/01/23	2,000	1,976,887
2.570%	03/01/23	1,967	1,978,542
2.666%	12/01/22	1,719	1,738,298
2.710%	10/01/22	2,187	2,154,174
2.730%	04/01/25	3,200	3,142,803
2.750%	03/01/22	1,265	1,296,092
2.820%	12/01/24	2,181	2,187,712
2.900%	12/01/24	3,600	3,625,998
2.960%	04/01/22	1,893	1,954,795
3.000%	TBA	660	657,538
3.025%	08/01/29	1,533	1,571,896
3.030%	12/01/21	1,720	1,782,938
3.070%	02/01/25	2,565	2,616,613
3.380%	01/01/18	1,430	1,499,041
3.416%	10/01/20	1,154	1,225,340
3.440%	11/01/23	2,390	2,507,130
3.450%	01/01/24	2,514	2,638,072
3.460%(s)	06/01/17	1,675	1,649,247
3.500%	07/01/32-08/01/43	24,120	25,003,180
3.590%	10/01/20	1,364	1,456,656

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.690%	11/01/23		1,345	$1,432,527
3.743%	06/01/18		1,645	1,742,487
3.760%	03/01/24		2,745	2,937,238
3.810%	01/01/19		1,270	1,354,553
3.885%	08/01/25		1,850	1,984,235
4.000%	07/01/42-07/01/43		10,679	11,415,001
4.010%	08/01/21		1,673	1,818,513
4.340%	04/01/20		1,794	1,969,166
4.500%	04/01/44		4,024	4,432,188
4.506%	06/01/19		2,530	2,730,461
5.000%	12/01/19-10/01/39		3,746	4,114,564
5.500%	01/01/19-01/01/38		945	1,038,136
6.000%	09/01/19-08/01/37		4,380	4,947,393
6.279%(c)	09/01/37		133	140,185
6.500%	09/01/22-10/01/38		1,235	1,406,469
7.000%	05/01/17-04/01/37		185	211,801
8.000%	12/01/36		1,191	1,456,519
Financing Corp. Strip, Debs., PO
3.111%(s)	04/05/19		1,500	1,403,543
Government National Mortgage Assoc.
6.000%	08/15/36-03/20/41		3,893	4,516,083
6.500%	10/15/23-12/20/40		2,389	2,794,551
7.000%	10/20/38-12/20/38		631	766,956
7.500%	01/20/35		290	353,074
8.000%	05/20/32		713	843,424
Residual Funding Corp., Sr. Unsec’d. Notes, PO
3.577%(s)	07/15/20		2,400	2,172,134
Tennessee Valley Authority
4.875%	01/15/48		885	999,045
5.880%	04/01/36		3,430	4,451,608
Tennessee Valley Authority Principal Strip, Bonds
3.840%(s)	06/15/35		1,260	574,726

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $170,482,496)				172,576,366

U.S. TREASURY OBLIGATIONS — 8.6%
U.S. Treasury Bonds
3.000%	11/15/44		3,300	3,228,070
4.500%	02/15/36		10,100	12,699,174
5.500%	08/15/28		5,000	6,648,830
U.S. Treasury Notes
0.375%	11/15/15-02/15/16	(k)	25,490	25,521,667
0.875%	02/28/17		9,000	9,048,519
1.000%	06/30/19		3,750	3,696,386
2.250%	11/15/24		17,000	16,896,402
3.125%	05/15/21	(k)	90	96,265
4.250%	11/15/17		4,000	4,325,312
4.500%	11/15/15		3,900	3,963,375
8.125%	05/15/21		2,000	2,699,688
8.750%	08/15/20		2,500	3,371,875
U.S. Treasury Strip Coupon
1.095%(s)	08/15/16		15,000	14,931,090
1.372%(s)	11/15/19		10,000	9,334,220
1.376%(s)	02/15/18		5,000	4,882,400
1.466%(s)	11/15/17		5,000	4,904,680
1.643%(s)	02/15/21		28,570	25,651,632
1.860%(s)	02/15/20		7,000	6,488,090
1.930%(s)	08/15/23		815	674,263

SEE NOTES TO FINANCIAL STATEMENTS.

A330

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
U.S. TREASURY OBLIGATIONS (continued)
2.040%(s)	05/15/21		3,200	$2,847,891
2.401%(s)	02/15/22		2,825	2,456,199
2.494%(s)	11/15/28		3,000	2,065,968
2.595%(s)	11/15/26		1,800	1,332,794
2.607%(s)	05/15/28		16,085	11,284,062
2.660%(s)	05/15/20		10,084	9,259,230
2.666%(s)	02/15/23		13,795	11,621,860
2.700%(s)	02/15/29		10,395	7,076,032
2.707%(s)	05/15/23		2,880	2,399,152
2.749%(s)	08/15/20		6,500	5,936,047
2.809%(s)	05/15/33		2,500	1,442,930
3.382%(s)	05/15/31		3,335	2,085,416
3.428%(s)	08/15/17		5,000	4,925,285
3.501%(s)	08/15/19		10,390	9,771,556
3.685%(s)	08/15/18		8,500	8,223,572
4.165%(s)	02/15/30		4,000	2,620,300
4.357%(s)	11/15/29		3,000	1,983,111
4.843%(s)	11/15/32		1,900	1,120,020
4.853%(s)	11/15/27		2,850	2,038,482

TOTAL U.S. TREASURY OBLIGATIONS (cost $247,180,899)				249,551,845

TOTAL LONG-TERM INVESTMENTS (cost $2,457,222,478)				2,615,650,922

			Shares
SHORT-TERM INVESTMENTS — 14.1%
AFFILIATED MONEY MARKET MUTUAL FUND — 14.0%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $406,460,285; includes $112,270,547 of cash collateral for securities on loan)(b)(w)(Note 4)			406,460,285	406,460,285

			Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(k)(n) — 0.1%
U.S. Treasury Bills
0.060%	11/12/15	(h)	30	29,996
0.064%	11/12/15	(h)	839	838,898
0.074%	08/27/15	(h)	720	720,003
0.191%	04/28/16		200	199,685
0.211%	04/28/16		25	24,961

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,813,343)				1,813,543

			Notional Amount (000)#
OPTIONS PURCHASED*
Put Options
EuroDollar Futures,
expiring 09/19/16, Strike Price $97.75			EUR 35	1,137

	Notional Amount (000)#	Value (Note 2)
OPTIONS PURCHASED* (continued)
Put Options (continued)
expiring 12/24/16, Strike Price $98.00	EUR 43	$5,206
EuroDollar Mid-Curve option,
expiring 12/21/15, Strike Price $98.75	EUR 548	1,369

		7,712

TOTAL OPTIONS PURCHASED (cost $113,044)		7,712

TOTAL SHORT-TERM INVESTMENTS (cost $408,386,672)		408,281,540

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT — 104.1% (cost $2,865,609,150)		3,023,932,462

	Shares
SECURITIES SOLD SHORT(q) — (4.2)%
COMMON STOCKS — (4.2)%
Aerospace & Defense — (0.1)%
Boeing Co. (The)	6,426	(891,415)
Hexcel Corp.	14,000	(696,360)
Lockheed Martin Corp.	5,819	(1,081,752)
Raytheon Co.	8,102	(775,199)
Textron, Inc.	2,700	(120,501)

		(3,565,227)

Air Freight & Logistics — (0.1)%
C.H. Robinson Worldwide, Inc.	13,182	(822,425)
United Parcel Service, Inc. (Class B Stock) .	10,623	(1,029,475)

		(1,851,900)

Auto Components — (0.1)%
Autoliv, Inc. (Sweden)	6,388	(745,799)
BorgWarner, Inc.	13,031	(740,682)

		(1,486,481)

Automobiles
General Motors Co.	15,400	(513,282)

Banks — (0.3)%
Associated Banc-Corp.	24,647	(499,595)
BancorpSouth, Inc.	15,049	(387,662)
Bank of Hawaii Corp.	10,127	(675,268)
CIT Group, Inc.	5,391	(250,628)
Commerce Bancshares, Inc.	9,788	(457,785)
CVB Financial Corp.	4,036	(71,074)
East West Bancorp, Inc.	2,700	(121,014)
First Horizon National Corp.	24,068	(377,146)
First Niagara Financial Group, Inc.	60,156	(567,873)
Glacier Bancorp, Inc.	4,864	(143,099)
Investors Bancorp, Inc.	40,800	(501,840)
People’s United Financial, Inc.	32,315	(523,826)
PNC Financial Services Group, Inc. (The)	4,544	(434,634)
Signature Bank*	3,463	(506,949)
Synovus Financial Corp.	6,678	(205,816)

SEE NOTES TO FINANCIAL STATEMENTS.

A331

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

SECURITIES SOLD SHORT(q) (continued)	Shares	Value (Note 2)
COMMON STOCKS (continued)
Banks (continued)
UMB Financial Corp.	9,562	$(545,225)
US Bancorp	15,639	(678,733)
Valley National Bancorp	52,789	(544,255)

		(7,492,422)

Beverages
Brown-Forman Corp. (Class B Stock)	6,511	(652,272)

Biotechnology — (0.1)%
Alkermes PLC*	17,386	(1,118,615)
Amgen, Inc.	6,815	(1,046,239)
Cepheid*	2,400	(146,760)

		(2,311,614)

Capital Markets — (0.1)%
Federated Investors, Inc. (Class B Stock)	14,648	(490,562)
Franklin Resources, Inc.	6,123	(300,211)
Northern Trust Corp.	7,440	(568,862)
T. Rowe Price Group, Inc.	9,059	(704,156)

		(2,063,791)

Chemicals — (0.1)%
Air Products & Chemicals, Inc.	1,271	(173,911)
Airgas, Inc.	2,438	(257,892)
Eastman Chemical Co.	4,594	(375,881)
Ecolab, Inc.	1,779	(201,152)
Monsanto Co.	8,631	(919,978)
Praxair, Inc.	3,000	(358,650)

		(2,287,464)

Commercial Services & Supplies — (0.1)%
ADT Corp. (The)	11,916	(400,020)
Republic Services, Inc.	6,300	(246,771)
Stericycle, Inc.*	8,100	(1,084,671)
Waste Connections, Inc.	1,900	(89,528)

		(1,820,990)

Communications Equipment — (0.1)%
Cisco Systems, Inc.	40,353	(1,108,093)
JDS Uniphase Corp.*	27,800	(321,924)
Juniper Networks, Inc.	12,587	(326,884)
QUALCOMM, Inc.	9,861	(617,594)
ViaSat, Inc.*	8,500	(512,210)

		(2,886,705)

Construction & Engineering
Quanta Services, Inc.*	15,800	(455,356)

Containers & Packaging
AptarGroup, Inc.	5,384	(343,338)
Bemis Co., Inc.	3,533	(159,020)

		(502,358)

Diversified Financial Services
CME Group, Inc.	2,442	(227,253)

Diversified Telecommunication Services — (0.1)%
AT&T, Inc.	28,587	(1,015,410)
Verizon Communications, Inc.	39,847	(1,857,269)

		(2,872,679)

Electric Utilities — (0.1)%
Entergy Corp.	2,241	(157,990)

SECURITIES SOLD SHORT(q) (continued)	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electric Utilities (continued)
Eversource Energy	13,248	$(601,592)
OGE Energy Corp.	17,200	(491,404)
PPL Corp.	5,700	(167,979)
Southern Co. (The)	44,710	(1,873,349)

		(3,292,314)

Electrical Equipment
Rockwell Automation, Inc.	7,525	(937,916)

Electronic Equipment, Instruments & Components — (0.1)%
Amphenol Corp. (Class A Stock)	9,900	(573,903)
FLIR Systems, Inc.	17,100	(527,022)
Ingram Micro, Inc. (Class A Stock)*	6,900	(172,707)
Knowles Corp.*	15,900	(287,790)
National Instruments Corp.	23,500	(692,310)
Trimble Navigation Ltd.*	21,500	(504,390)

		(2,758,122)

Energy Equipment & Services
Cameron International Corp.*	6,900	(361,353)
FMC Technologies, Inc.*	10,877	(451,287)
Schlumberger Ltd.	4,100	(353,379)
Tenaris SA (Luxembourg), ADR	3,491	(94,327)

		(1,260,346)

Food & Staples Retailing — (0.1)%
CVS Health Corp.	7,451	(781,461)
Sysco Corp.	27,565	(995,096)
United Natural Foods, Inc.*	6,690	(426,019)
Walgreens Boots Alliance, Inc.	5,177	(437,146)
Wal-Mart Stores, Inc.	12,039	(853,926)
Whole Foods Market, Inc.	16,268	(641,610)

		(4,135,258)

Food Products — (0.2)%
ConAgra Foods, Inc.	6,606	(288,814)
General Mills, Inc.	11,570	(644,680)
Hershey Co. (The)	4,900	(435,267)
Kellogg Co.	12,520	(785,004)
Kraft Foods Group, Inc.	13,722	(1,168,291)
McCormick & Co. Inc.	7,400	(599,030)
Mead Johnson Nutrition Co.	9,547	(861,330)

		(4,782,416)

Health Care Equipment & Supplies — (0.1)%
Baxter International, Inc.	12,150	(849,650)
C.R. Bard, Inc.	2,129	(363,420)
Cooper Cos., Inc. (The)	1,100	(195,767)
Intuitive Surgical, Inc.*	195	(94,478)
Medtronic PLC	14,324	(1,061,408)
Varian Medical Systems, Inc.*	3,650	(307,804)
Zimmer Holdings, Inc.	2,433	(265,757)

		(3,138,284)

Health Care Providers & Services — (0.1)%
Acadia Healthcare Co., Inc.*	8,600	(673,638)
Brookdale Senior Living, Inc.*	4,900	(170,030)
Cardinal Health, Inc.	1,662	(139,026)
DaVita HealthCare Partners, Inc.*	2,039	(162,039)
Express Scripts Holding Co.*	6,768	(601,946)

SEE NOTES TO FINANCIAL STATEMENTS.

A332

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

SECURITIES SOLD SHORT(q) (continued)
COMMON STOCKS (continued)	Shares	Value (Note 2)
Health Care Providers & Services (continued)
HCA Holdings, Inc.*	2,440	$(221,357)
Premier, Inc. (Class A Stock)*	5,837	(224,491)
Team Health Holdings, Inc.*	16,800	(1,097,544)
Tenet Healthcare Corp.*	7,863	(455,110)
Universal Health Services, Inc. (Class B Stock)	484	(68,776)

		(3,813,957)

Health Care Technology
Allscripts Healthcare Solutions, Inc.*	44,200	(604,656)
Medidata Solutions, Inc.*	7,641	(415,059)
Quality Systems, Inc.	7,339	(121,607)

		(1,141,322)

Hotels, Restaurants & Leisure — (0.2)%
Choice Hotels International, Inc.	2,121	(115,064)
Darden Restaurants, Inc.	15,401	(1,094,703)
Hilton Worldwide Holdings, Inc.*	21,418	(590,066)
Hyatt Hotels Corp. (Class A Stock)*	10,291	(583,397)
Marriott International, Inc. (Class A Stock)	8,883	(660,806)
McDonald’s Corp.	13,194	(1,254,354)
Norwegian Cruise Line Holdings Ltd.*	16,200	(907,848)
Starbucks Corp.	9,400	(503,981)
Starwood Hotels & Resorts Worldwide, Inc.	5,108	(414,208)
Yum! Brands, Inc.	2,304	(207,544)

		(6,331,971)

Household Durables
Lennar Corp. (Class A Stock)	7,600	(387,904)
Mohawk Industries, Inc.*	1,900	(362,710)

		(750,614)

Household Products
Church & Dwight Co., Inc.	8,481	(688,064)
Clorox Co. (The)	961	(99,963)

		(788,027)

Industrial Conglomerates — (0.2)%
3M Co.	14,231	(2,195,843)
Danaher Corp.	5,789	(495,481)
General Electric Co.	71,641	(1,903,501)

		(4,594,825)

Insurance — (0.2)%
Aflac, Inc.	5,147	(320,143)
Allstate Corp. (The)	12,380	(803,091)
Aon PLC	5,701	(568,276)
Arch Capital Group Ltd.*	5,969	(399,684)
Chubb Corp. (The)	9,652	(918,291)
Lincoln National Corp.	3,000	(177,660)
Progressive Corp. (The)	56,368	(1,568,721)
Torchmark Corp.	11,346	(660,564)
W.R. Berkley Corp.	16,697	(867,075)

		(6,283,505)

Internet & Catalog Retail — (0.1)%
Groupon, Inc.*	23,876	(120,096)
Netflix, Inc.*	3,286	(2,158,705)

		(2,278,801)

SECURITIES SOLD SHORT(q) (continued)
COMMON STOCKS (continued)	Shares	Value (Note 2)
Internet Software & Services
Pandora Media, Inc.*	10,100	$(156,954)
Yahoo!, Inc.*	2,845	(111,780)
Zillow Group, Inc. (Class A Stock)*	4,800	(416,352)

		(685,086)

IT Services — (0.1)%
Fidelity National Information Services, Inc.	3,500	(216,300)
International Business Machines Corp.	4,706	(765,478)
Paychex, Inc.	19,900	(932,912)
Vantiv, Inc. (Class A Stock)*	4,707	(179,760)
VeriFone Systems, Inc.*	12,667	(430,171)

		(2,524,621)

Leisure Products — (0.1)%
Hasbro, Inc.	8,790	(657,404)
Mattel, Inc.	47,103	(1,210,076)
Polaris Industries, Inc.	1,900	(281,409)

		(2,148,889)

Machinery
Caterpillar, Inc.	1,400	(118,748)
Illinois Tool Works, Inc.	6,945	(637,482)
Ingersoll-Rand PLC	1,800	(121,356)
Oshkosh Corp.	2,000	(84,760)

		(962,346)

Media — (0.1)%
AMC Networks, Inc. (Class A Stock)*	12,801	(1,047,762)
Discovery Communications, Inc. (Class A Stock)*	8,586	(285,570)
Interpublic Group of Cos., Inc. (The)	26,811	(516,648)
News Corp. (Class A Stock)*	13,545	(197,622)
Omnicom Group, Inc.	6,005	(417,287)
Scripps Networks Interactive, Inc. (Class A Stock)	14,321	(936,164)
Viacom, Inc. (Class B Stock)	8,345	(539,421)

		(3,940,474)

Metals & Mining — (0.1)%
Alcoa, Inc.	16,920	(188,658)
Freeport-McMoRan, Inc.	69,647	(1,296,827)

		(1,485,485)

Multiline Retail
Nordstrom, Inc.	7,139	(531,856)
Target Corp.	2,957	(241,380)

		(773,236)

Multi-Utilities — (0.1)%
Ameren Corp.	9,986	(376,272)
Consolidated Edison, Inc.	5,061	(292,931)
Dominion Resources, Inc.	11,094	(741,856)
NiSource, Inc.	10,900	(496,931)
SCANA Corp.	12,299	(622,944)
WEC Energy Group, Inc.	5,100	(229,347)

		(2,760,281)

Oil, Gas & Consumable Fuels — (0.1)%
Cabot Oil & Gas Corp.	11,200	(353,248)

SEE NOTES TO FINANCIAL STATEMENTS.

A333

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

SECURITIES SOLD SHORT(q) (continued)	Shares	Value (Note 2)
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Chevron Corp.	7,045	$(679,631)
ConocoPhillips	2,766	(169,860)
CONSOL Energy, Inc.	3,300	(71,742)
Exxon Mobil Corp.	7,337	(610,438)
Hess Corp.	3,311	(221,440)
Kinder Morgan, Inc.	5,730	(219,975)
Noble Energy, Inc.	1,363	(58,173)
QEP Resources, Inc.	9,107	(168,571)
Range Resources Corp.	4,300	(212,334)
Spectra Energy Corp.	12,029	(392,145)
Williams Cos., Inc. (The)	1,592	(91,365)

		(3,248,922)

Paper & Forest Products
Domtar Corp.	1,800	(74,520)

Personal Products
Estee Lauder Cos., Inc. (The) (Class A Stock)	8,900	(771,274)

Pharmaceuticals — (0.1)%
AbbVie, Inc.	20,944	(1,407,227)
Johnson & Johnson	8,700	(847,902)
Merck & Co., Inc.	7,744	(440,866)

		(2,695,995)

Professional Services
Advisory Board Co. (The)*	1,109	(60,629)

Real Estate Investment Trusts (REITs) — (0.1)%
Crown Castle International Corp.	3,385	(271,816)
Digital Realty Trust, Inc.	10,259	(684,070)
Equity Residential	3,800	(266,646)
Federal Realty Investment Trust	4,031	(516,331)
Health Care REIT, Inc.	2,858	(187,571)
Healthcare Trust of America, Inc. (Class A Stock)	4,500	(107,775)
Medical Properties Trust, Inc.	35,395	(464,028)
UDR, Inc.	10,809	(346,212)
Ventas, Inc.	9,618	(597,182)

		(3,441,631)

Road & Rail — (0.1)%
Genesee & Wyoming, Inc. (Class A Stock)* .	4,700	(358,046)
Heartland Express, Inc.	40,038	(809,969)
Kansas City Southern	3,000	(273,600)
Knight Transportation, Inc.	9,714	(259,752)
Werner Enterprises, Inc.	19,441	(510,326)

		(2,211,693)

Semiconductors & Semiconductor Equipment — (0.3)%
Analog Devices, Inc.	9,018	(578,820)
Cree, Inc.*	7,000	(182,210)
Intel Corp.	78,786	(2,396,276)
Linear Technology Corp.	20,889	(923,920)
Micron Technology, Inc.*	4,400	(82,896)
NVIDIA Corp.	113,582	(2,284,134)
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	56,037	(1,272,600)

		(7,720,856)

SECURITIES SOLD SHORT(q) (continued)	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Software — (0.1)%
FireEye, Inc.*	2,000	$(97,820)
NetSuite, Inc.*	2,500	(229,375)
Oracle Corp.	21,173	(853,272)
SAP SE (Germany), ADR	10,328	(725,335)
Ultimate Software Group, Inc., (The)*	2,000	(328,680)
Zynga, Inc. (Class A Stock)*	53,000	(151,580)

		(2,386,062)

Specialty Retail — (0.1)%
Ascena Retail Group, Inc.*	8,200	(136,571)
Bed Bath & Beyond, Inc.*	6,868	(473,755)
Cabela’s, Inc.*	8,700	(434,826)
CarMax, Inc.*	10,974	(726,589)
Restoration Hardware Holdings, Inc.*	2,900	(283,127)
Signet Jewelers Ltd. (Bermuda)	2,100	(269,304)
Urban Outfitters, Inc.*	7,700	(269,500)

		(2,593,672)

Technology Hardware, Storage & Peripherals — (0.1)%
SanDisk Corp.	1,887	(109,861)
Seagate Technology PLC	20,919	(993,652)
Stratasys Ltd.*	5,000	(174,650)

		(1,278,163)

Textiles, Apparel & Luxury Goods
Kate Spade & Co.*	15,400	(331,716)
NIKE, Inc. (Class B Stock)	2,360	(254,927)
Under Armour, Inc. (Class A Stock)*	6,121	(510,736)

		(1,097,379)

Trading Companies & Distributors — (0.1)%
Fastenal Co.	33,938	(1,431,504)
MRC Global, Inc.*	7,600	(117,344)
WW Grainger, Inc.	2,000	(473,300)

		(2,022,148)

Wireless Telecommunication Services
Sprint Corp.*	23,767	(108,378)

TOTAL COMMON STOCKS (proceeds received $117,385,005)		(122,269,212)

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. GOVERNMENT AGENCY OBLIGATION
Federal National Mortgage Assoc.
3.500%	TBA	430	(443,135)

(proceeds received $443,284)
TOTAL SECURITIES SOLD SHORT (proceeds received $117,828,289)			(122,712,347)

SEE NOTES TO FINANCIAL STATEMENTS.

A334

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Value (Note 2)
TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT — 99.9%
(cost $2,747,780,861)	$2,901,220,115
Other assets in excess of liabilities(x) — 0.1%	3,281,564

NET ASSETS — 100.0%	$2,904,501,679

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $109,897,359; cash collateral of $112,270,547 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2015.

(g)	Indicates a security that has been deemed illiquid.

(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(i)	Represents issuer in default on interest payments and/ or principal repayment. Non-income producing security.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects yield to maturity at purchase date.

(p)	Interest rate not available as of June 30, 2015.

(q)	The aggregate value of securities sold short is $122,712,347. Deposit with Credit Suisse First Boston Corp. combined with securities segregated as collateral in an amount of $148,142,990, exceeds the value of securities sold short as of June 30, 2015. Securities sold short are subject to contractual netting arrangements.

(r)	Less than $500 par.

(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.

(u)	Represents security, or a portion thereof, segregated as collateral for short contracts. The aggregate value of such securities is $51,372,973.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts outstanding at June 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2015	Unrealized Appreciation (Depreciation)(1)
Long Positions:
70	2 Year U.S. Treasury Notes	Sep. 2015	$15,293,906	$15,325,625	$31,719
413	10 Year Australian Treasury Bonds	Sep. 2015	301,123,943	301,393,927	269,984
472	10 Year U.S. Treasury Notes	Sep. 2015	59,259,657	59,553,125	293,468
514	20 Year U.S. Treasury Bonds	Sep. 2015	79,286,234	77,533,688	(1,752,546)
969	Euro STOXX 50	Sep. 2015	37,302,348	37,118,821	(183,527)
60	NASDAQ 100 E-Mini Index	Sep. 2015	5,317,405	5,268,300	(49,105)
10	Russell 2000 Mini Index	Sep. 2015	1,249,900	1,250,400	500
74	S&P 500 E-Mini	Sep. 2015	7,622,738	7,601,280	(21,458)
163	TOPIX Index	Sep. 2015	21,919,409	21,716,019	(203,390)

					(1,614,355)

Short Positions:
15	90 Day Euro Dollar	Sep. 2015	3,720,813	3,736,313	(15,500)
17	90 Day Euro Dollar	Dec. 2015	4,208,350	4,227,263	(18,913)
570	2 Year U.S. Treasury Notes	Sep. 2015	124,552,407	124,794,376	(241,969)
1,191	5 Year U.S. Treasury Notes	Sep. 2015	141,571,054	142,036,056	(465,002)
519	10 Year Canadian Government Bonds	Sep. 2015	57,435,446	58,174,539	(739,093)
242	10 Year U.S. Treasury Notes	Sep. 2015	30,627,524	30,533,594	93,930
240	30 Year U.S. Ultra Treasury Bonds	Sep. 2015	37,941,157	36,975,001	966,156
151	E-Mini Consumer Staples Select Sector	Sep. 2015	7,303,520	7,196,660	106,860
101	E-Mini Health Care Select Sector	Sep. 2015	7,516,030	7,537,630	(21,600)
154	Euro STOXX 50	Sep. 2015	5,908,671	5,899,173	9,498
39	Euro-BTP Italian Government Bond	Sep. 2015	5,713,907	5,661,431	52,476
40	FTSE 100 Index.	Sep. 2015	4,224,004	4,081,453	142,551
30	Hang Seng China Enterprises Index	Jul. 2015	2,514,097	2,501,113	12,984
190	Mini MSCI Emerging Markets Index	Sep. 2015	9,170,575	9,114,300	56,275
19	Nikkei 225 Index	Sep. 2015	1,564,428	1,574,989	(10,561)
178	Nikkei 225 Index	Sep. 2015	14,847,530	14,696,981	150,549
9	Russell 2000 Mini Index	Sep. 2015	1,134,225	1,125,360	8,865

SEE NOTES TO FINANCIAL STATEMENTS.

A335

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Financial futures contracts outstanding at June 30, 2015 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2015	Unrealized Appreciation (Depreciation)(1)
Short Positions (continued)
130	S&P 500 E-Mini	Sep. 2015	$13,488,893	$13,353,600	$135,293

					222,799

					$(1,391,556)

(1)	Cash of $5,002,129 and U.S. Treasury Securities with a combined market value of $10,405,312 have been segregated with Goldman Sachs & Co. to cover requirements for open contracts at June 30, 2015.

Forward foreign currency exchange contracts outstanding at June 30, 2015:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 08/11/15	Hong Kong & Shanghai Bank	AUD	955	$747,944	$735,127	$(12,817)
Expiring 08/11/15	UBS AG	AUD	6,598	5,182,097	5,078,352	(103,745)
Expiring 09/14/15	Barclays Capital Group	AUD	3,212	2,446,567	2,467,830	21,263
Expiring 09/14/15	BNP Paribas	AUD	1,510	1,152,826	1,160,090	7,264
Expiring 09/14/15	Standard Chartered PLC	AUD	4,485	3,436,218	3,445,698	9,480
Expiring 09/21/15	Goldman Sachs & Co.	AUD	264	200,107	202,498	2,391
Expiring 09/21/15	Westpac Banking Corp.	AUD	263	200,388	201,987	1,599
Expiring 12/15/15	UBS AG	AUD	140	106,452	107,036	584
Brazilian Real,
Expiring 09/14/15	Standard Chartered PLC	BRL	10,438	3,326,320	3,264,763	(61,557)
British Pound,
Expiring 08/11/15	Goldman Sachs & Co.	GBP	2,856	4,362,730	4,485,431	122,701
Expiring 08/11/15	Goldman Sachs & Co.	GBP	358	562,406	561,938	(468)
Expiring 08/11/15	Goldman Sachs & Co.	GBP	290	449,922	454,676	4,754
Expiring 09/14/15	Standard Chartered PLC	GBP	840	1,283,222	1,319,092	35,870
Expiring 09/14/15	UBS AG	GBP	331	523,324	520,388	(2,936)
Danish Krone,
Expiring 08/11/15	UBS AG	DKK	4,199	634,630	628,199	(6,431)
Expiring 08/11/15	Westpac Banking Corp.	DKK	10,862	1,633,451	1,625,245	(8,206)
Expiring 09/14/15	Deutsche Bank AG	DKK	5,170	786,118	774,355	(11,763)
Euro,
Expiring 08/11/15	Goldman Sachs & Co.	EUR	4,287	4,824,502	4,781,947	(42,555)
Expiring 08/11/15	Goldman Sachs & Co.	EUR	408	456,718	454,972	(1,746)
Expiring 08/11/15	Morgan Stanley	EUR	365	415,149	407,379	(7,770)
Expiring 08/11/15	Standard Chartered PLC	EUR	317	349,120	353,650	4,530
Expiring 08/11/15	UBS AG	EUR	639	717,733	712,350	(5,383)
Expiring 08/11/15	Westpac Banking Corp.	EUR	8,316	9,313,717	9,276,877	(36,840)
Expiring 09/14/15	BNP Paribas	EUR	505	561,148	563,343	2,195
Expiring 09/14/15	Standard Chartered PLC	EUR	653	730,718	728,420	(2,298)
Expiring 09/21/15	Goldman Sachs & Co.	EUR	450	503,360	502,283	(1,077)
Hong Kong Dollar,
Expiring 08/11/15	Barclays Capital Group	HKD	3,904	503,546	503,597	51
Expiring 08/11/15	Hong Kong & Shanghai Bank	HKD	6,849	883,574	883,528	(46)
Expiring 08/11/15	Hong Kong & Shanghai Bank	HKD	5,294	682,794	682,868	74
Expiring 08/11/15	State Street Bank	HKD	3,199	412,585	412,618	33
Japanese Yen,
Expiring 08/11/15	BNP Paribas	JPY	58,265	485,690	476,323	(9,367)
Expiring 08/11/15	Goldman Sachs & Co.	JPY	89,973	749,865	735,541	(14,324)
Expiring 08/11/15	Morgan Stanley	JPY	71,110	588,285	581,332	(6,953)
Expiring 08/11/15	Morgan Stanley	JPY	50,620	412,690	413,827	1,137
Expiring 08/11/15	Royal Bank of Canada	JPY	491,209	4,105,063	4,015,688	(89,375)
Expiring 08/11/15	Royal Bank of Scotland	JPY	79,791	650,375	652,300	1,925
Expiring 08/11/15	UBS AG	JPY	139,918	1,127,826	1,143,845	16,019
Expiring 09/14/15	Credit Suisse First Boston Corp.	JPY	543,678	4,450,688	4,446,887	(3,801)
Expiring 09/14/15	Credit Suisse First Boston Corp.	JPY	408,933	3,292,720	3,344,774	52,054
Expiring 09/14/15	Royal Bank of Canada	JPY	405,085	3,271,807	3,313,294	41,487

SEE NOTES TO FINANCIAL STATEMENTS.

A336

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2015 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Japanese Yen (continued),
Expiring 09/14/15	Standard Chartered PLC	JPY	204,947	$1,646,879	$1,676,313	$29,434
Expiring 09/14/15	Standard Chartered PLC	JPY	55,311	447,101	452,405	5,304
New Zealand Dollar,
Expiring 09/21/15	UBS AG	NZD	810	600,210	544,971	(55,239)
Expiring 12/15/15	Westpac Banking Corp.	NZD	150	104,556	100,244	(4,312)
Norwegian Krone,
Expiring 08/11/15	BNP Paribas	NOK	2,412	308,307	307,370	(937)
Expiring 08/11/15	Deutsche Bank AG	NOK	2,637	338,073	336,022	(2,051)
Singapore Dollar,
Expiring 08/11/15	State Street Bank	SGD	3,092	2,337,330	2,294,438	(42,892)
Expiring 09/21/15	BNP Paribas	SGD	604	450,239	447,927	(2,312)
Expiring 09/21/15	BNP Paribas	SGD	450	340,824	333,720	(7,104)
Expiring 09/21/15	Goldman Sachs & Co.	SGD	1,290	947,763	956,664	8,901
Expiring 09/21/15	UBS AG	SGD	1,006	757,958	746,050	(11,908)
South African Rand,
Expiring 09/14/15	Citigroup Global Markets	ZAR	37,300	2,975,477	3,024,579	49,102
South Korean Won,
Expiring 09/14/15	BNP Paribas	KRW	1,813,563	1,636,642	1,622,987	(13,655)
Swedish Krona,
Expiring 08/11/15	Goldman Sachs & Co.	SEK	26,894	3,256,870	3,247,049	(9,821)
Swiss Franc,
Expiring 08/11/15	Goldman Sachs & Co.	CHF	2,144	2,307,897	2,296,834	(11,063)
Expiring 08/11/15	Standard Chartered PLC	CHF	422	458,219	452,096	(6,123)

				$85,438,740	$85,260,017	$(178,723)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 08/11/15	Citigroup Global Markets	AUD	1,695	$1,330,051	$1,304,824	$25,227
Expiring 08/11/15	State Street Bank	AUD	648	497,903	498,514	(611)
Expiring 09/14/15	Hong Kong & Shanghai Bank	AUD	7,248	5,505,070	5,568,595	(63,525)
Expiring 09/14/15	Westpac Banking Corp.	AUD	4,002	3,084,898	3,074,397	10,501
Expiring 09/21/15	Morgan Stanley	AUD	263	201,044	202,243	(1,199)
Expiring 09/21/15	UBS AG	AUD	263	202,631	202,243	388
Expiring 12/15/15	Westpac Banking Corp.	AUD	140	105,869	107,035	(1,166)
Brazilian Real,
Expiring 09/14/15	Morgan Stanley	BRL	10,438	3,259,835	3,264,762	(4,927)
British Pound,
Expiring 08/11/15	Goldman Sachs & Co.	GBP	600	946,680	943,187	3,493
Expiring 08/11/15	Goldman Sachs & Co.	GBP	342	519,775	537,706	(17,931)
Expiring 08/11/15	Hong Kong & Shanghai Bank	GBP	5,703	8,725,792	8,957,461	(231,669)
Expiring 08/11/15	Royal Bank of Canada	GBP	2,428	3,731,685	3,813,203	(81,518)
Expiring 08/11/15	Standard Chartered PLC	GBP	283	440,588	445,110	(4,522)
Expiring 08/11/15	State Street Bank	GBP	264	406,875	414,565	(7,690)
Expiring 08/11/15	UBS AG	GBP	402	632,008	630,888	1,120
Expiring 09/14/15	Credit Suisse First Boston Corp.	GBP	144	218,257	225,491	(7,234)
Expiring 09/14/15	Hong Kong & Shanghai Bank	GBP	11,440	17,416,927	17,965,188	(548,261)
Expiring 09/14/15	Royal Bank of Canada	GBP	1,720	2,674,383	2,701,908	(27,525)
Expiring 09/14/15	Standard Chartered PLC	GBP	551	844,731	865,955	(21,224)
Expiring 09/14/15	State Street Bank	GBP	645	995,040	1,012,796	(17,756)
Expiring 09/14/15	State Street Bank	GBP	435	662,566	682,451	(19,885)
Canadian Dollar,
Expiring 07/21/15	Royal Bank of Canada	CAD	67	54,675	53,284	1,391
Expiring 09/14/15	Deutsche Bank AG	CAD	717	581,823	573,613	8,210
Expiring 09/14/15	Hong Kong & Shanghai Bank	CAD	1,112	906,060	889,759	16,301
Expiring 09/14/15	Societe Generale	CAD	1,152	919,315	921,484	(2,169)
Expiring 09/14/15	Standard Chartered PLC	CAD	2,337	1,878,729	1,869,016	9,713

SEE NOTES TO FINANCIAL STATEMENTS.

A337

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2015 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Canadian Dollar (continued),
Expiring 09/14/15	State Street Bank	CAD	698	$559,959	$557,988	$1,971
Danish Krone,
Expiring 08/11/15	Hong Kong & Shanghai Bank	DKK	2,291	345,160	342,803	2,357
Expiring 08/11/15	UBS AG	DKK	2,907	439,875	434,999	4,876
Expiring 09/14/15	Societe Generale	DKK	6,788	995,113	1,016,679	(21,566)
Euro,
Expiring 08/11/15	Goldman Sachs & Co.	EUR	299	336,784	333,232	3,552
Expiring 08/11/15	Goldman Sachs & Co.	EUR	286	317,285	318,834	(1,549)
Expiring 08/11/15	Hong Kong & Shanghai Bank	EUR	278	310,314	310,411	(97)
Expiring 08/11/15	Morgan Stanley	EUR	338	376,398	377,247	(849)
Expiring 08/11/15	Royal Bank of Canada	EUR	5,397	6,056,702	6,020,542	36,160
Expiring 08/11/15	Royal Bank of Canada	EUR	820	918,679	914,412	4,267
Expiring 08/11/15	State Street Bank	EUR	530	597,178	591,373	5,805
Expiring 09/14/15	Standard Chartered PLC	EUR	13,251	14,561,834	14,789,435	(227,601)
Expiring 09/14/15	UBS AG	EUR	296	333,645	330,850	2,795
Expiring 09/21/15	Deutsche Bank AG	EUR	450	489,906	502,283	(12,377)
Expiring 09/21/15	Goldman Sachs & Co.	EUR	225	254,606	251,142	3,464
Hong Kong Dollar,
Expiring 08/11/15	Royal Bank of Canada	HKD	6,398	825,383	825,340	43
Expiring 08/11/15	State Street Bank	HKD	17,232	2,223,642	2,222,876	766
Japanese Yen,
Expiring 08/11/15	Barclays Capital Group	JPY	105,633	883,448	863,557	19,891
Expiring 08/11/15	Citigroup Global Markets	JPY	545,246	4,562,118	4,457,441	104,677
Expiring 08/11/15	Citigroup Global Markets	JPY	254,322	2,140,431	2,079,110	61,321
Expiring 08/11/15	Royal Bank of Canada	JPY	95,270	770,188	778,842	(8,654)
Expiring 08/11/15	Societe Generale	JPY	36,786	293,806	300,727	(6,921)
Expiring 09/14/15	Barclays Capital Group	JPY	256,894	2,071,196	2,101,208	(30,012)
Expiring 09/14/15	BNP Paribas	JPY	663,051	5,369,519	5,423,271	(53,752)
Expiring 09/14/15	Citigroup Global Markets	JPY	353,232	2,863,814	2,889,177	(25,363)
Expiring 09/14/15	Standard Chartered PLC	JPY	124,097	1,006,505	1,015,022	(8,517)
Mexican Peso,
Expiring 09/14/15	Goldman Sachs & Co.	MXN	152,038	9,746,543	9,620,476	126,067
New Zealand Dollar,
Expiring 09/21/15	UBS AG	NZD	405	294,840	272,485	22,355
Expiring 09/21/15	UBS AG	NZD	405	292,653	272,485	20,168
Expiring 12/15/15	UBS AG	NZD	150	100,383	100,244	139
Norwegian Krone,
Expiring 08/11/15	Citigroup Global Markets	NOK	2,607	331,434	332,227	(793)
Expiring 08/11/15	Goldman Sachs & Co.	NOK	10,873	1,442,457	1,385,437	57,020
Singapore Dollar,
Expiring 09/21/15	BNP Paribas	SGD	604	451,419	447,927	3,492
Expiring 09/21/15	BNP Paribas	SGD	450	322,249	333,720	(11,471)
Expiring 09/21/15	BNP Paribas	SGD	425	313,307	315,180	(1,873)
Expiring 09/21/15	Toronto Dominion	SGD	450	329,973	333,721	(3,748)
Expiring 09/21/15	UBS AG	SGD	805	603,387	596,988	6,399
Expiring 09/21/15	UBS AG	SGD	440	325,866	326,305	(439)
Expiring 09/21/15	UBS AG	SGD	425	313,364	315,180	(1,816)
Expiring 09/21/15	UBS AG	SGD	201	149,899	149,061	838
South African Rand,
Expiring 09/14/15	Barclays Capital Group	ZAR	10,109	817,242	830,899	(13,657)
Expiring 09/14/15	Citigroup Global Markets	ZAR	30,940	2,450,147	2,508,865	(58,718)
Expiring 09/14/15	Credit Suisse First Boston Corp.	ZAR	59,629	4,843,396	4,835,240	8,156
Expiring 09/14/15	Credit Suisse First Boston Corp.	ZAR	20,116	1,640,417	1,631,152	9,265
Expiring 09/14/15	Credit Suisse First Boston Corp.	ZAR	19,863	1,619,836	1,610,686	9,150
Expiring 09/14/15	Deutsche Bank AG	ZAR	97,018	7,740,226	7,867,082	(126,856)
South Korean Won,
Expiring 09/14/15	Goldman Sachs & Co.	KRW	1,660,056	1,485,841	1,485,611	230
Expiring 09/14/15	Hong Kong & Shanghai Bank	KRW	11,068,446	9,907,753	9,905,329	2,424
Expiring 09/14/15	Hong Kong & Shanghai Bank	KRW	2,517,719	2,247,161	2,253,147	(5,986)

SEE NOTES TO FINANCIAL STATEMENTS.

A338

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2015 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Swedish Krona,
Expiring 08/11/15	Deutsche Bank AG	SEK	2,931	$357,785	$353,889	$3,896
Expiring 08/11/15	Royal Bank of Canada	SEK	5,381	645,300	649,735	(4,435)
Swiss Franc,
Expiring 08/11/15	Credit Suisse First Boston Corp.	CHF	1,778	1,905,885	1,904,988	897
Expiring 08/11/15	Goldman Sachs & Co.	CHF	4,753	5,098,151	5,092,297	5,854
Expiring 08/11/15	Morgan Stanley	CHF	503	541,228	539,355	1,873
Expiring 09/14/15	Societe Generale	CHF	1,246	1,329,626	1,337,190	(7,564)
Turkish Lira,
Expiring 09/14/15	Hong Kong & Shanghai Bank	TRY	6,761	2,454,983	2,467,716	(12,733)

				$166,749,449	$167,849,096	(1,099,647)

						$(1,278,370)

Cross currency exchange contracts outstanding at June 30, 2015:

Settlement	Type	Notional Amount (000)		In Exchange for (000)		Unrealized Depreciation	Counterparty
08/11/15	Buy	GBP	390	EUR	549	$(449)	Deutsche Bank AG
09/14/15	Buy	KRW	3,623,904	ZAR	40,899	(73,347)	Hong Kong & Shanghai Bank

						$(73,796)

Interest rate swap agreements outstanding at June 30, 2015:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2015	Unrealized Depreciation
Exchange-traded swap agreements:
546	12/06/18	1.541%	3 Month LIBOR(1)	$—	$(3,519)	$(3,519)

(1)	Portfolio pays the floating rate and receives the fixed rate.

Credit default swap agreements outstanding at June 30, 2015:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Depreciation	Counterparty
Over-the-counter credit default swaps on credit indices—Sell Protection(1):
CMBX.NA.AA.3.V1	12/13/49	0.620%	250	$(197,683)	$(174,397)	$(23,286)	Barclays Capital Group
CMBX.NA.AA.3.V1	12/13/49	0.620%	120	(94,888)	(84,010)	(10,878)	Morgan Stanley Capital Services, Inc.

				$(292,571)	$(258,407)	$(34,164)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at June 30, 2015(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues—Sell Protection(1):
Republic of Venezuela	09/20/16	5.000%	50	47.703%	$(18,687)	$(18,028)	$(659)	BNP Paribas
Republic of Venezuela	06/20/17	5.000%	90	47.647%	(55,836)	(44,562)	(11,274)	Goldman Sachs & Co.
Republic of Venezuela	06/20/17	5.000%	50	51.001%	(25,717)	(24,152)	(1,565)	Goldman Sachs & Co.

SEE NOTES TO FINANCIAL STATEMENTS.

A339

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Credit default swap agreements outstanding at June 30, 2015 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at June 30, 2015(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues—Sell Protection(1) (continued)
Republic of Venezuela	06/20/17	5.000%	50	51.001%	$(25,717)	$(26,749)	$1,032	Goldman Sachs & Co.
Republic of Venezuela	06/20/17	5.000%	50	51.001%	(25,717)	(26,999)	1,282	Goldman Sachs & Co.
Republic of Venezuela	06/20/17	5.000%	50	51.001%	(25,730)	(24,652)	(1,078)	Goldman Sachs & Co.
Republic of Venezuela	12/20/19	5.000%	80	48.120%	(49,123)	(47,133)	(1,990)	Barclays Capital Group
Republic of Venezuela	12/20/19	5.000%	80	48.120%	(49,124)	(50,411)	1,287	Barclays Capital Group
Republic of Venezuela	12/20/19	5.000%	80	48.120%	(49,342)	(50,878)	1,536	Barclays Capital Group
Republic of Venezuela	12/20/19	5.000%	40	48.120%	(24,551)	(25,006)	455	Barclays Capital Group
Republic of Venezuela	12/20/19	5.000%	40	48.120%	(24,562)	(24,117)	(445)	Deutsche Bank AG
Republic of Venezuela	12/20/19	5.000%	32	48.120%	(19,596)	(15,827)	(3,769)	Barclays Capital Group
Republic of Venezuela	12/20/19	5.000%	16	48.120%	(9,824)	(9,609)	(215)	Goldman Sachs & Co.
Republic of Venezuela	03/20/20	5.000%	130	47.867%	(80,282)	(83,435)	3,153	Barclays Capital Group
Republic of Venezuela	03/20/20	5.000%	90	47.867%	(55,580)	(57,525)	1,945	Barclays Capital Group
Republic of Venezuela	03/20/20	5.000%	90	47.867%	(55,556)	(59,463)	3,907	UBS AG
Republic of Venezuela	03/20/20	5.000%	50	47.867%	(30,864)	(32,403)	1,539	BNP Paribas
Republic of Venezuela	03/20/20	5.000%	40	47.867%	(24,691)	(26,683)	1,992	Bank of America
Republic of Venezuela	03/20/20	5.000%	40	47.867%	(24,702)	(26,056)	1,354	Barclays Capital Group
Republic of Venezuela	03/20/20	5.000%	40	47.867%	(24,702)	(26,267)	1,565	Credit Suisse First Boston Corp.
Republic of Venezuela	03/20/20	5.000%	40	47.867%	(24,702)	(25,867)	1,165	Credit Suisse First Boston Corp.
Republic of Venezuela	03/20/20	5.000%	40	47.867%	(24,702)	(26,267)	1,565	Credit Suisse First Boston Corp.
Republic of Venezuela	03/20/20	5.000%	40	47.867%	(24,641)	(24,100)	(541)	Deutsche Bank AG
Republic of Venezuela	03/20/20	5.000%	40	47.867%	(24,702)	(25,461)	759	Deutsche Bank AG
Republic of Venezuela	03/20/20	5.000%	40	47.867%	(24,641)	(24,100)	(541)	Goldman Sachs & Co.
Republic of Venezuela	03/20/20	5.000%	40	47.867%	(24,702)	(26,256)	1,554	Goldman Sachs & Co.
Republic of Venezuela	03/20/20	5.000%	40	47.867%	(24,702)	(25,861)	1,159	Goldman Sachs & Co.
Republic of Venezuela	03/20/20	5.000%	40	47.867%	(24,702)	(26,067)	1,365	Goldman Sachs & Co.
Republic of Venezuela	03/20/20	5.000%	40	47.867%	(24,702)	(25,867)	1,165	Goldman Sachs & Co.
Republic of Venezuela	03/20/20	5.000%	40	47.867%	(24,691)	(26,578)	1,887	UBS AG
Republic of Venezuela	03/20/20	5.000%	40	47.867%	(24,702)	(26,628)	1,926	UBS AG
Republic of Venezuela	03/20/20	5.000%	40	47.867%	(24,702)	(25,756)	1,054	UBS AG

SEE NOTES TO FINANCIAL STATEMENTS.

A340

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Credit default swap agreements outstanding at June 30, 2015 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at June 30, 2015(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues—Sell Protection(1) (continued)
Republic of Venezuela	03/20/20	5.000%	40	47.867%	$(24,702)	$(25,967)	$1,265	UBS AG
Republic of Venezuela	03/20/20	5.000%	40	47.867%	(24,702)	(25,461)	759	UBS AG
Republic of Venezuela	03/20/20	5.000%	20	47.867%	(12,346)	(12,961)	615	Credit Suisse First Boston Corp.
Sears Roebuck	09/20/15	5.000%	230	7.441%	(979)	(8,178)	7,199	Citigroup Global Markets
Sears Roebuck	09/20/15	5.000%	40	7.441%	(170)	(1,117)	947	Citigroup Global Markets
Sears Roebuck	09/20/15	5.000%	40	7.441%	(528)	(3,811)	3,283	Citigroup Global Markets
Sears Roebuck	09/20/15	5.000%	20	7.441%	(85)	(811)	726	Deutsche Bank AG
Sears Roebuck	03/20/16	5.000%	70	7.444%	(218)	(9,469)	9,251	Deutsche Bank AG
SuperValu, Inc.	03/20/16	5.000%	60	0.336%	2,118	(4,817)	6,935	UBS AG
SuperValu, Inc.	03/20/16	5.000%	30	0.336%	1,059	(2,829)	3,888	BNP Paribas
SuperValu, Inc.	03/20/16	5.000%	30	0.336%	1,059	(3,458)	4,517	Credit Suisse First Boston Corp.

					$(1,055,688)	$(1,107,642)	$51,954

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Value at Trade Date	Value at June 30, 2015(5)	Unrealized Appreciation
Exchange-traded credit default swaps on credit indices—Sell Protection(1):
ITRX.X22.V1	12/20/19	5.000%	EUR 3,079	$227,935	$245,429	$17,494

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at June 30, 2015(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues—Buy Protection(2):
Ally Financial Corp.	03/20/17	5.000%	62	1.099%	$(4,228)	$(4,878)	$650	Barclays Capital Group
Ally Financial Corp.	03/20/17	5.000%	25	1.099%	(1,699)	(2,320)	621	Barclays Capital Group
Ally Financial Corp.	12/20/17	5.000%	88	1.331%	(7,921)	(9,724)	1,803	Credit Suisse First Boston Corp.
Ally Financial Corp.	12/20/17	5.000%	64	1.331%	(5,764)	(7,318)	1,554	Barclays Capital Group
Ally Financial Corp.	12/20/17	5.000%	43	1.331%	(3,753)	(6,247)	2,494	Barclays Capital Group
Ally Financial Corp.	12/20/17	5.000%	40	1.331%	(3,601)	(4,243)	642	Barclays Capital Group
Avon Products, Inc.	09/20/20	5.000%	100	6.540%	6,347	5,902	445	Citigroup Global Markets
Barrick Gold Corp.	09/20/20	1.000%	100	1.735%	3,568	3,022	546	Credit Suisse First Boston Corp.
CIT Group, Inc.	06/20/17	5.000%	40	0.390%	(2,072)	(5,000)	2,928	Barclays Capital Group

SEE NOTES TO FINANCIAL STATEMENTS.

A341

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Credit default swap agreements outstanding at June 30, 2015 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at June 30, 2015(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues—Buy Protection(2) (continued)
CIT Group, Inc.	06/20/17	5.000%	8	0.390%	$(738)	$(740)	$2	Barclays Capital Group
First Data Corp.	09/20/17	5.000%	72	0.992%	(6,447)	(7,146)	699	Citigroup Global Markets
First Data Corp.	09/20/17	5.000%	18	0.992%	(1,638)	(1,851)	213	Goldman Sachs & Co.
Freeport-McMoRan, Inc.	09/20/20	1.000%	240	0.331%	(8,197)	17,520	(25,717)	BNP Paribas
Frontier Communications	06/20/17	5.000%	24	1.603%	(1,625)	(2,343)	718	Barclays Capital Group
iStar Financial, Inc.	09/20/16	5.000%	40	1.475%	(1,768)	(2,201)	433	Barclays Capital Group
MGM Resorts International	09/20/15	5.000%	80	0.783%	(867)	(2,959)	2,092	Credit Suisse First Boston Corp.
Nabors Indistries, Inc.	09/20/20	1.000%	330	2.805%	27,979	26,371	1,608	Citigroup Global Markets
People’s Republic of China	09/20/20	1.000%	2,860	0.931%	(10,539)	(13,247)	2,708	BNP Paribas
Republic of Turkey	09/20/50	1.000%	1,670	2.229%	98,174	105,224	(7,050)	BNP Paribas
Springleaf Finance Corp.	09/20/17	5.000%	100	1.676%	(7,370)	(7,954)	584	Barclays Capital Group
Staples, Inc.	09/20/20	1.000%	100	1.584%	2,841	3,108	(267)	BNP Paribas
Transocean, Inc.	09/20/20	1.000%	100	6.463%	22,921	23,065	(144)	Morgan Stanley Capital Services, Inc.
United Mexican States	09/20/20	1.000%	2,630	1.309%	39,305	39,862	(557)	Barclays Capital Group

					$132,908	$145,903	$(12,995)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on credit indices—Buy Protection(2):
ABX.6.V2	05/25/46	0.110%	190	$37,730	$56,176	$(18,446)	Barclays Capital Group
ABX.6.V2	05/25/46	0.110%	170	31,725	43,254	(11,529)	Credit Suisse First Boston Corp.
ABX.6.V2	05/25/46	0.110%	150	27,623	29,567	(1,944)	Bank of America
ABX.6.V2	05/25/46	0.110%	90	15,840	25,227	(9,387)	Credit Suisse First Boston Corp.
ABX.6.V2	05/25/46	0.110%	70	13,073	13,151	(78)	Bank of America
CDX.EM.23	06/20/20	1.000%	1,120	103,712	118,689	(14,977)	Barclays Capital Group
CDX.IOS.10.V1	01/12/41	4.500%	1,217	4,971	—	4,971	Citigroup Global Markets
CDX.IOS.10.V1	01/12/41	5.000%	760	3,325	—	3,325	Citigroup Global Markets
CDX.IOS.10.V1	01/12/41	5.000%	580	2,537	—	2,537	Citigroup Global Markets
CDX.IOS.10.V1	01/12/41	5.000%	580	2,537	—	2,537	Citigroup Global Markets
CDX.IOS.11.V1	01/12/42	4.000%	490	(766)	—	(766)	Bank of America

SEE NOTES TO FINANCIAL STATEMENTS.

A342

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Credit default swap agreements outstanding at June 30, 2015 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on credit indices—Buy Protection(2) (continued)
CDX.IOS.11.V1	01/12/42	4.000%	490	$(766)	$—	$(766)	Goldman Sachs & Co.
CDX.IOS.11.V1	01/12/42	4.000%	450	703	—	703	Bank of America
CDX.IOS.11.V1	01/12/42	4.000%	450	703	—	703	Citigroup Global Markets
CDX.IOS.11.V1	01/12/42	4.000%	450	703	—	703	Citigroup Global Markets
CDX.IOS.11.V1	01/12/42	4.000%	440	687	—	687	Citigroup Global Markets
CDX.IOS.11.V1	01/12/42	4.000%	440	687	—	687	Citigroup Global Markets
CDX.IOS.11.V1	01/12/42	4.000%	430	672	—	672	Citigroup Global Markets
CMBX.NA.AA.3.V1	12/13/49	0.270%	250	156,030	141,884	14,146	Barclays Capital Group
CMBX.NA.AA.3.V1	12/13/49	0.270%	120	74,895	69,605	5,290	Morgan Stanley Capital Services, Inc.
CMBX.NA.AA.6.V1	05/11/63	2.000%	90	14	(1,451)	1,465	Barclays Capital Group
CMBX.NA.AA.6.V1	05/11/63	2.000%	90	(212)	(699)	487	Citigroup Global Markets
CMBX.NA.AA.6.V1	05/11/63	2.000%	90	64	(1,581)	1,645	Goldman Sachs & Co.
CMBX.NA.AA.6.V1	05/11/63	2.000%	90	(136)	(1,349)	1,213	Goldman Sachs & Co.
CMBX.NA.AA.6.V1	05/11/63	2.000%	90	(161)	(1,392)	1,231	Morgan Stanley Capital Services, Inc.
CMBX.NA.BBB.4.V1	02/17/51	5.000%	350	301,893	281,118	20,775	Citigroup Global Markets

				$778,083	$772,199	$5,884

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Value at Trade Date	Value at June 30, 2015(5)	Unrealized Appreciation
Exchange-traded credit default swaps on credit indices—Buy Protection(2):
CDX.NA.HY.23.V2	12/20/19	5.000%	230	$(18,994)	$(17,890)	$1,104
CDX.NA.HY.24.V2	06/20/20	5.000%	480	(32,186)	(31,166)	1,020
CDX.NA.IG.23.V1	12/20/19	1.000%	7,330	(123,846)	(98,168)	25,678
ITRX.X22.V1	12/20/19	1.000%	EUR 9,330	(195,466)	(156,656)	38,810

				$(370,492)	$(303,880)	$66,612

U.S. Treasury Securities with a combined market value of $384,978 have been segregated with UBS AG to cover requirements for open exchange-traded interest rate and credit default swap contracts at June 30, 2015.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of

SEE NOTES TO FINANCIAL STATEMENTS.

A343

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$997,155,126	$341,394,465	$469,372
Preferred Stocks	1,190,998	5,794,739	—
Rights	—	2,426	—
Warrants	—	—	—
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	—	5,826,259	—
Residential Mortgage-Backed Securities	—	12,321,038	2,501,477
Bank Loans	—	10,716,747	—
Commercial Mortgage-Backed Securities	—	49,416,348	789,342
Convertible Bonds	—	6,164,313	—
Corporate Bonds	—	563,210,097	323,570
Foreign Government Bonds	—	20,420,288	—
Municipal Bonds	—	1,427,885	—
Residential Mortgage-Backed Securities	—	174,311,332	86,889
U.S. Government Agency Obligations	—	172,576,366	—
U.S. Treasury Obligations	—	251,365,388	—
Affiliated Money Market Mutual Fund	406,460,285	—	—
Options Purchased	7,712	—	—
Short Sales – Common Stocks	(122,269,212)	—	—
Short Sales – U.S. Government Agency Obligation	—	(443,135)	—
Other Financial Instruments*
Futures	(1,391,556)	—	—
Foreign Forward Currency Contracts	—	(1,278,370)	—
Cross Currency Exchange Contracts	—	(73,796)	—
Exchange-traded interest rate swap	—	(3,519)	—
Over-the-counter credit default swaps	—	(437,268)	—
Exchange-traded credit default swaps	—	84,106	—

Total	$1,281,153,353	$1,612,795,709	$4,170,650

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange- traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

SEE NOTES TO FINANCIAL STATEMENTS.

A344

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2015 were as follows:

Affiliated Money Market Mutual Fund (3.9% represents investments purchased with collateral from securities on loan)	14.0%
U.S. Treasury Obligations	8.7
Banks	6.9
Residential Mortgage-Backed Securities	6.5
U.S. Government Agency Obligations	5.9
Real Estate Investment Trusts (REITs)	4.2
Oil, Gas & Consumable Fuels	4.1
Pharmaceuticals	3.3
Capital Markets	3.1
Insurance	3.1
Health Care Providers & Services	2.8
Media	2.5
Semiconductors & Semiconductor Equipment	1.9
Electric Utilities	1.9
Commercial Mortgage-Backed Securities	1.7
Software	1.6
Technology Hardware, Storage & Peripherals	1.5
Specialty Retail	1.4
Biotechnology	1.4
Diversified Telecommunication Services	1.3
Chemicals	1.3
Consumer Finance	1.2
Aerospace & Defense	1.2
IT Services	1.2
Diversified Financial Services	1.1
Internet Software & Services	1.1
Automobiles	0.9
Food Products	0.9
Metals & Mining	0.9
Wireless Telecommunication Services	0.8
Beverages	0.8
Machinery	0.8
Household Durables	0.8
Hotels, Restaurants & Leisure	0.8
Food & Staples Retailing	0.8
Tobacco	0.7
Foreign Government Bonds	0.7
Airlines	0.7
Health Care Equipment & Supplies	0.7
Internet & Catalog Retail	0.6
Real Estate Management & Development	0.6
Multi-Utilities	0.6
Road & Rail	0.6
Household Products	0.5
Electronic Equipment, Instruments & Components	0.5
Textiles, Apparel & Luxury Goods	0.4
Communications Equipment	0.4
Industrial Conglomerates	0.4
Building Products	0.4
Multiline Retail	0.4
Energy Equipment & Services	0.4
Containers & Packaging	0.3
Auto Components	0.3
Trading Companies & Distributors	0.3
Commercial Services & Supplies	0.3
Electrical Equipment	0.3
Construction Materials	0.2
Non-Residential Mortgage-Backed Securities	0.2

Construction & Engineering	0.2%
Gas Utilities	0.1
Life Sciences Tools & Services	0.1
Thrifts & Mortgage Finance	0.1
Paper & Forest Products	0.1
Independent Power & Renewable Electricity Producers	0.1
Personal Products	0.1
Air Freight & Logistics	0.1
Marine	0.1
Distributors	0.1
Municipal Bonds	0.1
Technology Hardware, Storage & Peripherals	(0.1)
Metals & Mining	(0.1)
Auto Components	(0.1)
Commercial Services & Supplies	(0.1)
Air Freight & Logistics	(0.1)
Trading Companies & Distributors	(0.1)
Capital Markets	(0.1)
Leisure Products	(0.1)
Road & Rail	(0.1)
Internet & Catalog Retail	(0.1)
Chemicals	(0.1)
Biotechnology	(0.1)
Software	(0.1)
IT Services	(0.1)
Specialty Retail	(0.1)
Pharmaceuticals	(0.1)
Electronic Equipment, Instruments & Components	(0.1)
Multi-Utilities	(0.1)
Diversified Telecommunication Services	(0.1)
Communications Equipment	(0.1)
Health Care Equipment & Supplies	(0.1)
Oil, Gas & Consumable Fuels	(0.1)
Electric Utilities	(0.1)
Real Estate Investment Trusts (REITs)	(0.1)
Aerospace & Defense	(0.1)
Health Care Providers & Services	(0.1)
Media	(0.1)
Food & Staples Retailing	(0.1)
Industrial Conglomerates	(0.2)
Food Products	(0.2)
Insurance	(0.2)
Hotels, Restaurants & Leisure	(0.2)
Banks	(0.3)
Semiconductors & Semiconductor Equipment	(0.3)

99.9
Other assets in excess of liabilities	0.1

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A345

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, interest rate risk, foreign exchange and equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2015 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$1,707,733	*	Due from/to broker-variation margin futures	$3,233,023	*
Interest rate contracts	Unaffiliated investments	7,712		Due from/to broker-variation margin swaps	3,519	*
Foreign exchange contracts	—	—		Unrealized depreciation on cross currency exchange contracts	73,796
Foreign exchange contracts	Unrealized appreciation on foreign currency forward contracts	1,024,664		Unrealized depreciation on foreign currency forward contracts	2,303,034
Credit contracts	Due from/to broker-variation margin swaps	84,106	*	—	—
Credit contracts	Unrealized appreciation on over-the-counter swap agreements	158,548		Unrealized depreciation on over-the-counter swap agreements	147,869
Credit contracts	Premiums paid for swap agreements	1,002,745		Premiums received for swap agreements	1,450,692
Equity contracts	Due from/to broker-variation margin futures	623,375	*	Due from/to broker-variation margin futures	489,641	*

Total		$4,608,883			$7,701,574

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Options Purchased(1)	Futures	Swaps	Forward & Cross Currency Contracts(2)	Total
Interest rate contracts	$—	$(45,044)	$(2,118,552)	$(1,299,698)	$—	$(3,463,294)
Foreign exchange contracts	—	—	—	—	6,186,994	6,186,994
Credit contracts	—	—	—	179,165	—	179,165
Equity contracts	13,081	—	700,375	—	—	713,456

Total	$13,081	$(45,044)	$(1,418,177)	$(1,120,533)	$6,186,994	$3,616,321

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(3)	Options Purchased(3)	Futures	Swaps	Forward & Cross Currency Contracts(4)	Total
Interest rate contracts	$—	$(33,283)	$(4,766,386)	$499,068	$—	$(4,300,601)
Foreign exchange contracts	—	—	—	—	(3,565,203)	(3,565,203)
Credit contracts	—	—	—	(6,426)	—	(6,426)
Equity contracts	2,426	—	1,141,676	—	—	1,144,102

Total	$2,426	$(33,283)	$(3,624,710)	$492,642	$(3,565,203)	$(6,728,128)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.
(2)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.
(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.
(4)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A346

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

For the six months ended June 30, 2015, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Futures Contracts — Long Positions(2)	Futures Contracts — Short Positions(2)	Cross currency exchange contracts(3)	Forward Foreign Currency Exchange Contracts — Purchased(3)	Forward Foreign Currency Exchange Contracts — Sold(3)	Interest Rate Swap Agreements(4)	Credit Default Swap Agreements — Buy Protection(4)	Credit Default Swap Agreements — Sell Protection(4)
$122,670	$840,911,258	$448,554,904	$3,336,514	$69,336,405	$157,637,048	$10,207	$34,641	$7,257

(1)	Cost.

(2)	Value at Trade Date.

(3)	Value at Settlement Date.

(4)	Notional Amount in USD (000).

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received(3)	Net Amount
Bank of America	$45,413	$(29,471)	$—	$15,942
Barclays Capital Group	433,783	(433,783)	—	—
BNP Paribas	146,938	(146,938)	—	—
Citigroup Global Markets	605,983	(105,825)	—	500,158
Credit Suisse First Boston Corp.	164,893	(139,454)	—	25,439
Deutsche Bank AG	22,842	(22,842)	—	—
Goldman Sachs & Co.	349,055	(349,055)	—	—
Hong Kong & Shanghai Bank	21,156	(21,156)	—	—
Morgan Stanley	102,201	(102,201)	—	—
Royal Bank of Canada	83,348	(83,348)	—	—
Royal Bank of Scotland	1,925	—	—	1,925
Societe Generale.	—	—	—	—
Standard Chartered PLC	94,331	(94,331)	—	—
State Street Bank	8,575	(8,575)	—	—
Toronto Dominion	—	—	—	—
UBS AG	93,414	(93,414)	—	—
Westpac Banking Corp.	12,100	(12,100)	—	—

	$2,185,957

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged(3)	Net Amount
Bank of America	$(29,471)	$29,471	$—	$—
Barclays Capital Group	(682,057)	433,783	—	(248,274)
BNP Paribas	(200,671)	146,938	—	(53,733)
Citigroup Global Markets	(105,825)	105,825	—	—
Credit Suisse First Boston Corp.	(139,454)	139,454	—	—
Deutsche Bank AG	(238,440)	22,842	—	(215,598)
Goldman Sachs & Co.	(405,628)	349,055	—	(56,573)
Hong Kong & Shanghai Bank	(948,481)	21,156	—	(927,325)
Morgan Stanley	(118,122)	102,201	—	(15,921)
Royal Bank of Canada	(211,507)	83,348	—	(128,159)
Royal Bank of Scotland	—	—	—	—
Societe Generale.	(38,220)	—	—	(38,220)
Standard Chartered PLC	(331,842)	94,331	—	(237,511)
State Street Bank	(88,834)	8,575	—	(80,259)

SEE NOTES TO FINANCIAL STATEMENTS.

A347

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged(3)	Net Amount
Toronto Dominion	$(3,748)	$—	$—	$(3,748)
UBS AG	(382,567)	93,414	—	(289,153)
Westpac Banking Corp.	(50,524)	12,100	—	(38,424)

	$(3,975,391)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Amounts shown reflect actual collateral received or pledged by the Portfolio. Such amounts are applied up to 100% of the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A348

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2015

ASSETS:
Investments at value, including securities on loan of $109,897,359:
Unaffiliated investments (cost $2,459,148,865)	$2,617,472,177
Affiliated investments (cost $406,460,285)	406,460,285
Foreign currency, at value (cost $316,439)	329,570
Deposit with broker	101,745,246
Receivable for investments sold	57,536,270
Dividends and interest receivable	11,160,535
Tax reclaim receivable	2,288,826
Unrealized appreciation on foreign currency forward contracts	1,024,664
Premiums paid for swap agreements	1,002,745
Unrealized appreciation on over-the-counter swap agreements	158,548
Due from broker-variation margin futures	23,254
Prepaid expenses	3,528

Total Assets	3,199,205,648

LIABILITIES:
Securities sold short, at value (proceeds received $117,828,289)	122,712,347
Payable to broker for collateral for securities on loan	112,270,547
Payable for investments purchased.	52,014,723
Unrealized depreciation on foreign currency forward contracts	2,303,034
Premiums received for swap agreements	1,450,692
Advisory fees payable	1,229,410
Payable for fund share repurchased	1,094,292
Payable to custodian	485,529
Accrued expenses and other liabilities	473,843
Interest payable on securities sold short	205,525
Dividends payable on securities sold short	181,731
Unrealized depreciation on over-the-counter swap agreements	147,869
Unrealized depreciation on cross currency exchange contracts	73,796
Distribution fee payable	40,075
Due to broker-variation margin swaps	20,020
Affiliated transfer agent fee payable	350
Foreign withholding taxes payable.	186

Total Liabilities	294,703,969

NET ASSETS	$2,904,501,679

Net assets were comprised of:
Paid-in capital	$2,246,638,774
Retained earnings	657,862,905

Net assets, June 30, 2015	$2,904,501,679

Net asset value and redemption price per share, $2,904,501,679 / 174,194,986 outstanding shares of beneficial interest.	$16.67

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2015

INCOME
Interest income	$21,434,740
Unaffiliated dividend income (net of $636,818 foreign withholding tax)	13,720,567
Affiliated dividend income	255,314
Affiliated income from securities lending, net	171,157

35,581,778

EXPENSES
Advisory fees	14,331,443
Distribution fee	1,484,852
Dividends on securities sold short.	1,386,672
Custodian and accounting fees	680,000
Audit fee	38,000
Interest expense	21,160
Insurance expenses	21,000
Trustees’ fees	18,000
Shareholders’ reports	9,000
Legal fees and expenses	8,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Loan interest expense	438
Miscellaneous	35,447

Total expenses.	18,038,012

NET INVESTMENT INCOME	17,543,766

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	88,031,969
Futures transactions	(1,418,177)
Short sales transactions	(15,845,310)
Swap agreements transactions	(1,120,533)
Foreign currency transactions	556,882

70,204,831

Net change in unrealized appreciation (depreciation) on:
Investments (net of change in foreign capital gains taxes $42,171)	(54,157,784)
Futures	(3,624,710)
Short sales	13,861,905
Swap agreements	492,642
Foreign currencies	(3,410,269)

(46,838,216)

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES .	23,366,615

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$40,910,381

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2015	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$17,543,766	$40,405,696
Net realized gain on investment and foreign currency transactions	70,204,831	164,121,966
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(46,838,216)	(44,674,535)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	40,910,381	159,853,127

FUND SHARE TRANSACTIONS:
Fund share sold [1,308,785 and 3,061,864 shares, respectively]	21,815,989	48,781,690
Fund share repurchased [8,134,687 and 15,605,290 shares, respectively]	(136,642,882)	(249,336,598)

NET DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(114,826,893)	(200,554,908)

TOTAL DECREASE IN NET ASSETS.	(73,916,512)	(40,701,781)
NET ASSETS:
Beginning of period	2,978,418,191	3,019,119,972

End of period	$2,904,501,679	$2,978,418,191

SEE NOTES TO FINANCIAL STATEMENTS.

A349

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

LONG-TERM INVESTMENTS — 87.7%
COMMON STOCKS — 60.2%	Shares	Value (Note 2)
Aerospace & Defense — 2.2%
Boeing Co. (The)	29,460	$4,086,691
DigitalGlobe, Inc.*	33,589	933,438
Hexcel Corp.	73,910	3,676,283
Honeywell International, Inc.	26,355	2,687,419
Huntington Ingalls Industries, Inc.	9,260	1,042,583
United Technologies Corp.	44,315	4,915,863

		17,342,277

Air Freight & Logistics — 0.1%
Bollore SA (France)	144,600	773,529

Airlines — 0.3%
Japan Airlines Co. Ltd. (Japan)	38,400	1,338,218
Ryanair Holdings PLC (Ireland), ADR	10,500	749,175

		2,087,393

Auto Components — 0.8%
Aisin Seiki Co. Ltd. (Japan)	22,900	973,691
Cie Generale des Etablissements Michelin (France)	7,000	736,569
Denso Corp. (Japan)	32,400	1,612,001
Hyundai Mobis Co. Ltd. (South Korea)	3,324	631,053
Lear Corp	18,280	2,052,113

		6,005,427

Banks — 5.6%
Akbank TAS (Turkey)	208,628	603,056
Banco Bradesco SA (Brazil), ADR	47,369	433,900
Banco do Brasil SA (Brazil)	56,700	440,418
BanColombia SA (Colombia), ADR	11,468	493,124
Bank of America Corp.	43,440	739,349
Barclays PLC (United Kingdom)	306,200	1,254,999
BB&T Corp.	35,340	1,424,555
CIT Group, Inc.	86,435	4,018,363
Citigroup, Inc.	80,240	4,432,458
Citizens Financial Group, Inc.	170,570	4,658,267
DBS Group Holdings Ltd. (Singapore)	55,000	843,901
DnB ASA (Norway)	79,484	1,323,696
Erste Group Bank AG (Austria)*	24,461	696,931
HDFC Bank Ltd. (India), ADR	18,884	1,143,048
HSBC Holdings PLC (United Kingdom), (QMTF)	56,672	507,461
HSBC Holdings PLC (United Kingdom), (XHKG)	133,200	1,195,769
ICICI Bank Ltd. (India), ADR	105,354	1,097,789
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	817,000	648,311
JPMorgan Chase & Co.	72,000	4,878,720
Komercni Banka A/S (Czech Republic)	2,373	526,042
Resona Holdings, Inc. (Japan)	195,100	1,064,100
Societe Generale SA (France)	14,494	680,115
Sumitomo Mitsui Financial Group, Inc. (Japan)	36,200	1,611,595
Turkiye Garanti Bankasi A/S (Turkey)	175,450	547,203
Wells Fargo & Co.	96,670	5,436,721
Zions Bancorporation	79,680	2,528,645

		43,228,536

Beverages — 0.8%
Carlsberg A/S (Denmark) (Class B Stock)	11,876	1,076,033

COMMON STOCKS (continued)	Shares	Value (Note 2)
Beverages (continued)
Coca-Cola East Japan Co. Ltd. (Japan)	22,800	$421,592
Davide Campari-Milano SpA (Italy)	61,200	465,891
Diageo PLC (United Kingdom)	40,203	1,164,263
Heineken Holding NV (Netherlands)	13,000	911,165
PepsiCo, Inc.	21,745	2,029,678

		6,068,622

Biotechnology — 1.2%
Celgene Corp.*	19,340	2,238,315
Gilead Sciences, Inc.	58,360	6,832,789

		9,071,104

Capital Markets — 1.8%
Azimut Holding SpA (Italy)	14,000	409,807
Bank of New York Mellon Corp. (The)	14,860	623,674
BlackRock, Inc.	7,210	2,494,516
Credit Suisse Group AG (Switzerland), ADR*(a)	23,658	652,961
Daiwa Securities Group, Inc. (Japan)	173,600	1,298,651
GAM Holding AG (Switzerland)*	46,622	979,455
Legg Mason, Inc.	30,580	1,575,787
Mediobanca SpA (Italy)	85,700	840,261
Morgan Stanley	89,780	3,482,566
UBS Group AG (Switzerland)*	71,300	1,512,735

		13,870,413

Chemicals — 2.1%
Akzo Nobel NV (Netherlands)	12,200	890,712
Arkema SA (France)	11,797	852,778
Denki Kagaku Kogyo KK (Japan)	167,000	742,070
Dow Chemical Co. (The)	67,330	3,445,276
E.I. du Pont de Nemours & Co.	70,965	4,538,212
Israel Corp. Ltd. (The) (Israel)	1,600	564,712
Johnson Matthey PLC (United Kingdom)	15,577	742,834
Kuraray Co. Ltd. (Japan)	77,200	943,026
Praxair, Inc.	30,175	3,607,421

		16,327,041

Commercial Services & Supplies — 1.1%
ADT Corp. (The)(a)	39,150	1,314,265
Republic Services, Inc.	80,950	3,170,811
Secom Co. Ltd. (Japan)	18,100	1,175,877
Stericycle, Inc.*	18,910	2,532,238

		8,193,191

Communications Equipment — 1.0%
Cisco Systems, Inc.	111,400	3,059,044
QUALCOMM, Inc.	55,942	3,503,648
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	105,100	1,094,631

		7,657,323

Construction & Engineering — 0.3%
Koninklijke Boskalis Westminster NV (Netherlands)	16,800	824,674
Quanta Services, Inc.*	53,680	1,547,058

		2,371,732

Construction Materials — 0.1%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	210,000	735,785

SEE NOTES TO FINANCIAL STATEMENTS.

A350

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Consumer Finance — 0.4%
Discover Financial Services	50,640	$2,917,877

Containers & Packaging — 0.5%
Owens-Illinois, Inc.*	29,270	671,454
Rexam PLC (United Kingdom)	107,141	929,233
Rock-Tenn Co. (Class A Stock)	22,064	1,328,253
Smurfit Kappa Group PLC (Ireland)	40,068	1,104,353

		4,033,293

Distributors — 0.1%
Inchcape PLC (United Kingdom)	71,400	908,881

Diversified Financial Services — 1.3%
Challenger Ltd. (Australia)	175,500	909,722
First Pacific Co. Ltd. (Hong Kong)	796,975	672,410
Groupe Bruxelles Lambert SA (Belgium)	9,300	749,924
IG Group Holdings PLC (United Kingdom)	69,405	813,519
Investor AB (Sweden) (Class B Stock)	30,484	1,136,617
NASDAQ OMX Group, Inc. (The)	27,985	1,365,948
ORIX Corp. (Japan)	93,500	1,388,427
Voya Financial, Inc.	69,650	3,236,635

		10,273,202

Diversified Telecommunication Services — 0.8%
AT&T, Inc.	46,140	1,638,893
Nippon Telegraph & Telephone Corp. (Japan)	30,600	1,108,202
Verizon Communications, Inc.	71,880	3,350,327

		6,097,422

Electric Utilities — 0.3%
Edison International	44,880	2,494,430

Electrical Equipment — 0.1%
Prysmian SpA (Italy)	36,661	792,479

Electronic Equipment, Instruments & Components — 0.8%
Flextronics International Ltd.*	87,600	990,756
FLIR Systems, Inc.	61,380	1,891,732
Hitachi Ltd. (Japan)	295,700	1,947,939
TE Connectivity Ltd. (Switzerland)	20,240	1,301,432

		6,131,859

Energy Equipment & Services — 0.6%
China Oilfield Services Ltd. (China) (Class H Stock)	458,000	728,346
Core Laboratories NV	11,435	1,304,047
Patterson-UTI Energy, Inc.	42,230	794,557
Schoeller-Bleckmann Oilfield Equipment AG (Austria)	10,121	613,880
Subsea 7 SA (United Kingdom)*	51,965	508,286
Superior Energy Services, Inc.	26,250	552,300

		4,501,416

Food & Staples Retailing — 1.3%
CVS Caremark Corp.	62,765	6,582,793
Metro AG (Germany)	33,800	1,067,546
Wal-Mart Stores, Inc.	39,800	2,823,014

		10,473,353

Food Products — 1.9%
Archer-Daniels-Midland Co.	37,100	1,788,962
Indofood Sukses Makmur Tbk PT (Indonesia)	778,400	383,031

COMMON STOCKS (continued)	Shares	Value (Note 2)
Food Products (continued)
Kellogg Co.	29,150	$1,827,705
Keurig Green Mountain, Inc.	30,110	2,307,329
Kraft Foods Group, Inc.	15,056	1,281,868
Mead Johnson Nutrition Co.	20,700	1,867,554
Mondelez International, Inc. (Class A Stock)	58,700	2,414,918
Nestle SA (Switzerland)	14,267	1,029,373
Unilever PLC (United Kingdom)	39,535	1,697,589

		14,598,329

Gas Utilities — 0.3%
AGL Resources, Inc.	44,510	2,072,386
APA Group (Australia)	55,465	352,289

		2,424,675

Health Care Equipment & Supplies — 1.0%
Abbott Laboratories	69,000	3,386,520
Getinge AB (Sweden) (Class B Stock)	39,238	944,695
Medtronic PLC (Ireland)	19,090	1,414,569
Mindray Medical International Ltd. (China), ADR	24,045	685,283
Zimmer Holdings, Inc.	12,440	1,358,821

		7,789,888

Health Care Providers & Services — 1.1%
Qualicorp SA (Brazil)	47,100	296,770
Tenet Healthcare Corp.*	20,530	1,188,276
UnitedHealth Group, Inc.	59,865	7,303,530

		8,788,576

Hotels, Restaurants & Leisure — 1.6%
Carnival Corp.	26,385	1,303,155
Las Vegas Sands Corp.	55,070	2,895,030
MGM China Holdings Ltd. (Macau)	301,400	492,147
SJM Holdings Ltd. (Hong Kong)	335,900	363,193
Sodexo (France)	6,947	661,340
Starbucks Corp.	68,040	3,647,965
Starwood Hotels & Resorts Worldwide, Inc.	30,115	2,442,025
TUI AG (Germany)	49,300	796,641

		12,601,496

Household Durables — 0.6%
NVR, Inc.*	1,190	1,594,600
PulteGroup, Inc.	102,360	2,062,554
Sony Corp. (Japan)*	37,300	1,059,203

		4,716,357

Household Products — 0.4%
Colgate-Palmolive Co.	39,325	2,572,248
Svenska Cellulosa AB (Sweden) (Class B Stock)	17,478	444,434

		3,016,682

Independent Power & Renewable Electricity Producers — 0.1%
Electric Power Development Co. Ltd.
(Japan)	14,100	498,096

Industrial Conglomerates — 0.7%
DCC PLC (Ireland)	12,300	965,916
General Electric Co.	83,610	2,221,518
Koninklijke Philips NV (Netherlands)	51,716	1,319,923
Siemens AG (Germany)	9,505	961,636

		5,468,993

SEE NOTES TO FINANCIAL STATEMENTS.

A351

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Insurance — 3.2%
Admiral Group PLC (United Kingdom)	23,200	$505,532
Allianz SE (Germany)	5,621	876,603
Allstate Corp. (The)	29,050	1,884,473
American International Group, Inc.	160,276	9,908,262
Assured Guaranty Ltd.	51,360	1,232,126
Aviva PLC (United Kingdom)	129,838	1,005,639
Delta Lloyd NV (Netherlands)	30,058	493,438
Everest Re Group Ltd.	8,172	1,487,386
Fairfax Financial Holdings Ltd. (Canada)	1,181	582,349
MS&AD Insurance Group Holdings (Japan)	49,600	1,543,963
Reinsurance Group of America, Inc.	28,610	2,714,231
Talanx AG (Germany)	20,900	641,493
Unum Group	52,520	1,877,590

		24,753,085

Internet & Catalog Retail — 0.5%
Amazon.com, Inc.*	8,400	3,646,356

Internet Software & Services — 1.6%
eBay, Inc.*	35,440	2,134,906
Google, Inc. (Class A Stock)*	8,935	4,825,257
IAC/InterActiveCorp	42,315	3,370,813
LinkedIn Corp. (Class A Stock)*	10,125	2,092,129

		12,423,105

IT Services — 0.8%
Amadeus IT Holding SA (Spain) (Class A Stock)	53,842	2,149,389
Computer Sciences Corp.	41,380	2,716,183
MasterCard, Inc. (Class A Stock)	15,790	1,476,049

		6,341,621

Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc.	79,220	3,056,308
ICON PLC (Ireland)*	29,157	1,962,266

		5,018,574

Machinery — 1.6%
Caterpillar, Inc.	8,250	699,765
FANUC Corp. (Japan)	1,600	327,385
Ingersoll-Rand PLC	62,280	4,198,917
Komatsu Ltd. (Japan)	28,900	579,830
Mitsubishi Heavy Industries Ltd. (Japan)	139,200	846,191
Oshkosh Corp.(a)	34,850	1,476,943
Parker Hannifin Corp.	30,760	3,578,311
Weichai Power Co. Ltd. (China) (Class H Stock)	208,600	694,358

		12,401,700

Marine — 0.1%
Orient Overseas International Ltd. (Hong Kong)	165,000	842,186

Media — 0.9%
DIRECTV*	20,950	1,943,951
Grupo Televisa SAB (Mexico), ADR	5,400	209,628
ITV PLC (United Kingdom)	181,288	750,063
Scripps Networks Interactive, Inc. (Class A Stock)	15,430	1,008,659
Sky PLC (United Kingdom)	56,000	912,102
Time Warner, Inc.	20,760	1,814,632

COMMON STOCKS (continued)	Shares	Value (Note 2)
Media (continued)
UBM PLC (United Kingdom)	40,500	$340,291

		6,979,326

Metals & Mining — 0.7%
BHP Billiton Ltd. (Australia), ADR	12,786	520,518
BHP Billiton PLC (Australia), ADR(a)	16,100	636,916
Nippon Steel & Sumitomo Metal Corp. (Japan)	260,000	674,142
Norsk Hydro ASA (Norway)	137,664	577,766
POSCO (South Korea)	2,429	486,382
Reliance Steel & Aluminum Co.	8,810	532,829
Rio Tinto PLC (United Kingdom), ADR(a)	18,454	760,489
South32 Ltd. (Australia)*	420,200	580,328
Voestalpine AG (Austria)	19,468	811,377

		5,580,747

Multiline Retail — 0.2%
Kohl’s Corp.	29,980	1,877,048

Multi-Utilities — 0.6%
Ameren Corp.	17,500	659,400
GDF Suez (France)	62,700	1,167,373
National Grid PLC (United Kingdom)	89,116	1,146,990
Veolia Environnement SA (France)	64,000	1,310,370

		4,284,133

Oil, Gas & Consumable Fuels — 2.7%
Anadarko Petroleum Corp.	36,660	2,861,680
Chevron Corp.	30,130	2,906,641
Continental Resources, Inc.*	42,130	1,785,891
Eni SpA (Italy)	54,500	968,010
Exxon Mobil Corp.	30,040	2,499,328
Marathon Oil Corp.	30,460	808,408
Oasis Petroleum, Inc.*(a)	15,000	237,750
Occidental Petroleum Corp.	41,035	3,191,292
Pioneer Natural Resources Co.	17,665	2,449,959
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	17,090	486,038
Statoil ASA (Norway), ADR(a)	36,448	652,419
Total SA (France)	16,900	828,963
Whiting Petroleum Corp.*	35,640	1,197,504

		20,873,883

Paper & Forest Products — 0.3%
International Paper Co.	56,700	2,698,353

Personal Products — 0.3%
Estee Lauder Cos., Inc. (The) (Class A Stock)	31,005	2,686,893

Pharmaceuticals — 4.4%
AbbVie, Inc.	99,780	6,704,218
Allergan PLC*	5,385	1,634,132
Bayer AG (Germany)	7,752	1,085,593
Daiichi Sankyo Co. Ltd. (Japan)	58,900	1,088,505
Jazz Pharmaceuticals PLC*	11,695	2,059,139
Johnson & Johnson	30,020	2,925,749
Merck KGaA (Germany)	6,900	687,864
Novartis AG (Switzerland)	13,567	1,334,456
Novartis AG (Switzerland), ADR	13,240	1,302,022
Perrigo Co. PLC	10,905	2,015,571
Pfizer, Inc.	56,620	1,898,469
Roche Holding AG (Switzerland)	4,595	1,288,399

SEE NOTES TO FINANCIAL STATEMENTS.

A352

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Pharmaceuticals (continued)
Sanofi (France)	16,758	$1,657,871
Shire PLC (Ireland)	24,351	1,956,580
Teva Pharmaceutical Industries Ltd. (Israel), ADR	74,800	4,420,680
Zoetis, Inc.	44,090	2,126,020

		34,185,268

Real Estate Investment Trusts (REITs) — 0.2%
Equity Residential	9,210	646,266
Simon Property Group, Inc.	3,650	631,523

		1,277,789

Real Estate Management & Development — 0.2%
Cheung Kong Property Holdings Ltd. (Hong Kong)*	64,000	530,887
CK Hutchison Holdings Ltd. (Hong Kong)	64,000	940,927
Conwert Immobilien Invest SE (Austria)*	36,249	459,488

		1,931,302

Road & Rail — 0.2%
Asciano Ltd. (Australia)	225,500	1,155,522

Semiconductors & Semiconductor Equipment — 1.4%
Advanced Semiconductor Engineering, Inc. (Taiwan)	830,723	1,125,552
ARM Holdings PLC (United Kingdom), ADR	43,351	2,135,904
Lam Research Corp.	12,110	985,149
Skyworks Solutions, Inc.	24,355	2,535,355
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	101,000	459,411
Texas Instruments, Inc.	73,210	3,771,047

		11,012,418

Software — 2.4%
Check Point Software Technologies Ltd. (Israel)*(a)	37,840	3,010,172
Citrix Systems, Inc.*	26,890	1,886,602
FireEye, Inc.*(a)	24,540	1,200,251
Microsoft Corp.	154,160	6,806,164
Oracle Corp.	142,220	5,731,466

		18,634,655

Specialty Retail — 2.3%
Cabela’s, Inc.*(a)	43,200	2,159,136
CarMax, Inc.*	39,020	2,583,514
Home Depot, Inc. (The)	39,390	4,377,411
Kingfisher PLC (United Kingdom)	221,661	1,209,041
Nitori Holdings Co. Ltd. (Japan)	12,200	994,648
Visa, Inc. (Class A Stock)	94,440	6,341,646

		17,665,396

Technology Hardware, Storage & Peripherals — 2.2%
Apple, Inc.	79,098	9,920,867
FUJIFILM Holdings Corp. (Japan)	26,500	945,733
NEC Corp. (Japan)	284,800	861,848
NetApp, Inc.	21,310	672,544
Samsung Electronics Co. Ltd. (South Korea)	1,385	1,571,402
Seagate Technology PLC(a)	57,090	2,711,775
Stratasys Ltd.*(a)	11,850	413,921

		17,098,090

COMMON STOCKS (continued)	Shares	Value (Note 2)
Tobacco — 0.4%
Imperial Tobacco Group PLC (United Kingdom)	21,706	$1,045,403
Philip Morris International, Inc.	23,690	1,899,227

		2,944,630

Trading Companies & Distributors — 0.6%
Mitsubishi Corp. (Japan)	40,400	888,154
Noble Group Ltd. (Hong Kong)	1,580,600	890,490
Rexel SA (France)	69,800	1,126,339
WESCO International, Inc.*(a)	20,040	1,375,546

		4,280,529

Transportation Infrastructure
SIA Engineering Co. Ltd. (Singapore)	108,400	309,040

Water Utilities — 0.1%
Guangdong Investment Ltd. (China)	677,500	948,056

Wireless Telecommunication Services — 0.4%
Rogers Communications, Inc. (Canada) (Class B Stock)	11,336	402,768
SK Telecom Co. Ltd. (South Korea)	4,127	923,442
SoftBank Corp. (Japan)	19,800	1,166,279
Vodafone Group PLC (United Kingdom)	260,648	950,811

		3,443,300

TOTAL COMMON STOCKS (cost $415,204,398)		467,552,682

EXCHANGE TRADED FUND — 0.3%
iShares Russell 1000 Value Index Fund (cost $2,290,575)	26,370	2,720,065

PREFERRED STOCKS — 0.3%
Automobiles — 0.2%
Hyundai Motor Co. (South Korea) (PRFC),	5,800	530,086
Porsche Automobil Holding SE (Germany) (PRFC),	12,200	1,028,664

		1,558,750

Banks — 0.1%
Itau Unibanco Holding SA (Brazil) (PRFC),	45,770	504,205

TOTAL PREFERRED STOCKS (cost $2,310,579)		2,062,955

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 2.1%
Non-Residential Mortgage-Backed Securities — 2.1%
Ally Master Owner Trust,
Series 2015-1, Class A
0.400%(c)	01/15/19	396	396,173
AmeriCredit Automobile Receivables Trust,
Series 2013-5, Class B
1.520%	01/08/19	325	325,941
CLI Funding V LLC,
Series 2014-2A, Class A, 144A
3.380%	10/18/29	933	938,209
Cronos Containers Program I Ltd. (Bermuda),
Series 2014-2A, Class A, 144A
3.270%	11/18/29	935	939,126

SEE NOTES TO FINANCIAL STATEMENTS.

A353

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Non-Residential Mortgage-Backed Securities (continued)
Dominos Pizza Master Issuer LLC,
Series 2012-1A, Class A2, 144A
5.216%	01/25/42	981	$1,012,344
FDIC Guaranteed Notes,
Series 2010-S1, Class 2A, 144A
3.250%	04/25/38	590	605,100
FDIC Trust,
Series 2011-R1, Class A, 144A
2.672%	07/25/26	324	331,581
Ford Credit Auto Owner Trust,
Series 2013-C, Class A3
0.820%	12/15/17	337	337,170
Series 2014-1, Class A, 144A
2.260%	11/15/25	600	607,421
Ford Credit Floorplan Master Owner Trust,
Series 2014-1, Class A2
0.582%(c)	02/15/19	306	306,010
FRS I LLC,
Series 2013-1A, Class A1, 144A
1.800%	04/15/43	444	439,414
GE Capital Credit Card Master Note Trust,
Series 2012-7, Class A
1.760%	09/15/22	475	468,895
GE Equipment Transportation LLC,
Series 2014-1, Class A4
1.480%	08/23/22	1,100	1,103,311
Goal Capital Funding Trust,
Series 2006-1, Class A3
0.402%(c)	11/25/26	828	822,269
Hyundai Auto Receivables Trust,
Series 2012-C, Class A3
0.530%	04/17/17	143	142,551
Series 2013-C, Class A3
1.010%	02/15/18	257	257,753
Series 2014-B, Class A2
0.440%	02/15/17	131	130,946
Santander Drive Auto Receivables Trust,
Series 2013-2, Class B
1.330%	03/15/18	345	345,417
SLM Private Education Loan Trust,
Series 2013-A, Class A1, 144A
0.782%(c)	08/15/22	64	64,137
Series 2013-B, Class A1, 144A
0.832%(c)	07/15/22	112	112,162
Small Business Administration Participation Certificates,
Series 2011-20J, Class 1
2.760%	10/01/31	440	445,537
Series 2012-20C, Class 1
2.510%	03/01/32	816	814,546
Series 2013-20K, Class 1
3.380%	11/01/33	759	791,343
SMART Trust (Australia),
Series 2015-1US, Class A3A
1.500%	09/14/18	630	632,710
Sonic Capital LLC,
Series 2011-1A, Class A2, 144A
5.438%	05/20/41	822	861,119

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Non-Residential Mortgage-Backed Securities (continued)
Synchrony Credit Card Master Note Trust,
Series 2012-2, Class A
2.220%	01/15/22	600	$607,489
Textainer Marine Containers III Ltd. (Bermuda),
Series 2013-1A, Class A, 144A
3.900%	09/20/38	289	290,501
Series 2014-1A, Class A, 144A
3.270%	10/20/39	434	434,047
World Financial Network Credit Card Master Trust,
Series 2012-A, Class A
3.140%	01/17/23	600	623,611
Series 2012-C, Class A
2.230%	08/15/22	600	606,104
Series 2013-A, Class A
1.610%	12/15/21	500	499,194

			16,292,131

TOTAL ASSET-BACKED SECURITIES (cost $16,346,732)			16,292,131

CERTIFICATES OF DEPOSIT — 0.3%
Barclays Bank Delaware (United Kingdom)
1.400%(c)	03/26/18	245	243,163
BMW Bank of North America (Germany)
2.150%	12/10/19	245	246,589
Capital One Bank USA NA
1.400%	10/10/17	245	245,498
Compass Bank
1.900%	11/06/18	245	247,684
GE Capital Bank/United States
1.900%	11/14/18	715	718,936
JPMorgan Chase Bank NA
1.000%	02/19/20	245	243,232
Synchrony Bank
2.850%	01/23/25	245	246,318

TOTAL CERTIFICATES OF DEPOSIT (cost $2,174,536)			2,191,420

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.8%
Banc of America Merrill Lynch Commercial Mortgage, Inc.,
Series 2007-3, Class A4
5.749%(c)	06/10/49	545	575,856
Bear Stearns Commercial Mortgage Securities,
Series 2007-PW18, Class A4
5.700%	06/11/50	815	871,651
Citigroup Commercial Mortgage Trust,
Series 2006-C5, Class A4
5.430%	10/15/49	600	624,446
Series 2014-GC25, Class B
4.345%	10/10/47	275	280,444
Commercial Mortgage Pass-Through Certificates,
Series 2006-C8, Class A4
5.306%	12/10/46	566	588,711
Series 2014-UBS2, Class A1
1.298%	03/10/47	296	295,518
Series 2014-UBS3, Class A1
1.402%	06/10/47	189	188,484

SEE NOTES TO FINANCIAL STATEMENTS.

A354

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Trust,
Series 2005-GG5, Class A5
5.224%(c)	04/10/37	61	$60,730
Series 2012-CR1, Class B
4.612%	05/15/45	640	691,153
Series 2012-CR2, Class A4
3.147%	08/15/45	269	274,042
Series 2013-CR7, Class A1
0.716%	03/10/46	57	56,759
Series 2013-CR12, Class ASB
3.623%	10/10/46	130	136,983
Series 2014-SAVA, Class B, 144A
1.932%(c)	06/15/34	450	449,289
Series 2014-UBS5, Class AM
4.193%	09/10/47	300	313,700
Series 2014-UBS5, Class C
4.766%(c)	09/10/47	800	801,978
Extended Stay America Trust,
Series 2013-ESH7, Class A17, 144A
2.295%	12/05/31	764	757,582
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates,
Series K706, Class A2
2.323%	10/25/18	287	294,541
FREMF Mortgage Trust,
Series 2012-K705, Class B
4.304%(c)	09/25/44	279	293,580
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2006-LDP8, Class AJ
5.480%(c)	05/15/45	225	232,700
Series 2007-LD12, Class A1A
5.850%(c)	02/15/51	179	192,489
Series 2010-C2, Class A3, 144A
4.070%	11/15/43	450	483,170
Series 2011-CCHP, Class B, 144A
3.500%(c)	07/15/28	58	58,467
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C17, Class B
4.464%(c)	08/15/47	365	380,375
Morgan Stanley Capital I Trust,
Series 2008-T29, Class A4
6.460%(c)	01/11/43	343	377,091
Series 2014-CPT, Class A, 144A
3.350%	07/13/29	208	213,707
Morgan Stanley Capital I, Inc.,
Series 2007-IQ16, Class A4
5.809%	12/12/49	950	1,019,986
Motel 6 Trust,
Series 2015-MTL6, Class A2A2, 144A
2.605%	02/05/30	620	617,749
TimberStar Trust 1,
Series 2006-1A, Class A, 144A
5.668%	10/15/36	218	228,340
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C2, Class A4
3.525%	05/10/63	60	62,168
Series 2013-C5, Class A4
3.185%	03/10/46	308	310,888

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2013-C5, Class AAB
2.687%	03/10/46	90	$90,895
VNDO Mortgage Trust,
Series 2012-6AVE, Class A, 144A
2.996%	11/15/30	201	199,086
Series 2013-PENN, Class A, 144A
3.808%	12/13/29	531	559,901
Wells Fargo Commercial Mortgage Trust,
Series 2015-C26, Class AS
3.580%	02/15/48	400	399,269
WF-RBS Commercial Mortgage Trust,
Series 2011-C2, Class A4, 144A
4.869%(c)	02/15/44	123	136,326
Series 2014-C19, Class B
4.723%(c)	03/15/47	825	875,153

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $14,251,067)			13,993,207

CORPORATE BONDS — 10.3%
Airlines — 0.1%
Ethiopian Leasing 2012 LLC (Ethiopia),
Gov’t. Gtd. Notes
2.646%	05/12/26	695	706,998
United Airlines 2014-2 Class A Pass-Through Trust,
Pass-Through Certificates(a)
3.750%	03/03/28	204	201,960

			908,958

Automobiles — 0.3%
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
2.450%	05/18/20	568	564,331
Fiat Chrysler Automobiles NV (United Kingdom),
Sr. Unsec’d. Notes, 144A
5.250%	04/15/23	610	597,922
Ford Motor Co.,
Sr. Unsec’d. Notes
7.500%	08/01/26	266	331,491
General Motors Co.,
Sr. Unsec’d. Notes
4.875%	10/02/23	600	632,564

			2,126,308

Banks — 2.0%
American Express Bank FSB,
Certificate of Deposit
1.650%	07/09/18	245	244,856
Bank of America Corp.,
Jr. Sub. Notes(a)
6.500%(c)	10/29/49	560	579,600
Sr. Unsec’d. Notes, MTN
5.650%	05/01/18	660	725,015
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN
2.100%	01/15/19	404	405,182

SEE NOTES TO FINANCIAL STATEMENTS.

A355

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Banks (continued)
Bank of Nova Scotia (Canada),
Sr. Unsec’d. Notes(a)
2.800%	07/21/21		337	$338,984
Bank One Michigan,
Sub. Notes
8.250%	11/01/24		600	784,046
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25		295	279,010
Cantor Fitzgerald LP,
Unsec’d. Notes, 144A
6.500%	06/17/22		595	613,625
Citigroup, Inc.,
Sr. Unsec’d. Notes
1.800%	02/05/18	(a)	683	681,354
3.875%	10/25/23		690	704,159
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands),
Jr. Sub. Notes, 144A
11.000%(c)	12/29/49		475	602,063
Excalibur One 77B LLC,
Gov’t. Gtd. Notes
1.492%	01/01/25		580	563,408
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.125%	01/23/25		344	328,436
3.250%	09/23/22		433	430,191
Lloyds Bank PLC (United Kingdom),
Jr. Sub. Notes, 144A
12.000%(c)	12/29/49		450	643,500
Morgan Stanley,
Sr. Unsec’d. Notes(a)
2.125%	04/25/18		604	608,082
Sub. Notes
5.000%	11/24/25		700	732,801
National Australia Bank Ltd/New York (Australia),
Jr. Sub. Notes
8.000%(c)	09/29/49		590	629,825
PNC Funding Corp.,
Gtd. Notes
3.300%	03/08/22		269	273,583
PNC Preferred Funding Trust II,
Jr. Sub. Notes, 144A(a)
1.508%(c)	03/29/49		825	742,500
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, MTN
2.150%	03/15/19		480	483,190
Royal Bank of Scotland PLC (The) (United Kingdom),
Sub. Notes, RegS
9.500%(c)	03/16/22		480	529,507
Santander Issuances SAU (Spain),
Gtd. Notes, 144A
5.911%	06/20/16		645	669,424
Standard Chartered PLC (United Kingdom),
Sub. Notes, 144A
3.950%	01/11/23		500	487,943
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN
2.625%	09/10/18		245	252,471

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Banks (continued)
Wells Fargo & Co.,
Jr. Sub. Notes
5.900%(c)	12/29/49		570	$571,425
Sr. Unsec’d. Notes
5.625%	12/11/17		881	967,971
Sr. Unsec’d. Notes, MTN(a)
3.000%	02/19/25		736	704,896

				15,577,047

Beverages — 0.2%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
7.750%	01/15/19		311	369,141
PepsiCo, Inc.,
Sr. Unsec’d. Notes
4.250%	10/22/44	(a)	250	245,121
7.900%	11/01/18		238	284,177
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp.,
Gtd. Notes
4.875%	05/01/21		470	462,950

				1,361,389

Capital Markets — 0.2%
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.500%	01/23/25		710	688,554
4.000%	03/03/24		817	831,255

				1,519,809

Commercial Services & Supplies — 0.1%
George Washington University (The),
Bonds
3.485%	09/15/22		488	495,867
Unsec’d. Notes
1.827%	09/15/17		91	92,228
Loyola University of Chicago,
Sr. Unsec’d. Notes
3.199%	07/01/22		169	165,088
President and Fellows of Harvard College,
Unsec’d. Notes
6.300%	10/01/37		309	322,132

				1,075,315

Communications Equipment
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
5.900%	02/15/39		379	452,652
Consumer Services
Aramark Services, Inc.,
Gtd. Notes
5.750%	03/15/20		300	313,200
Containers & Packaging — 0.1%
Ball Corp.,
Gtd. Notes
5.000%	03/15/22		475	476,187
Diversified Consumer Services
Northwestern University,
Unsec’d. Notes
3.688%	12/01/38		117	112,280

SEE NOTES TO FINANCIAL STATEMENTS.

A356

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Diversified Financial Services — 2.1%
Ally Financial, Inc.,
Sr. Unsec’d. Notes(a)
4.125%	03/30/20	625	$623,825
American Express Co.,
Sub. Notes
6.800%(c)	09/01/66	560	576,184
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
7.150%	02/15/19	443	521,549
Eaton Vance Corp.,
Sr. Unsec’d. Notes
3.625%	06/15/23	575	575,129
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes(a)
2.375%	01/16/18	400	403,718
4.250%	09/20/22	644	670,685
Franklin Resources, Inc.,
Sr. Unsec’d. Notes
2.850%	03/30/25	1,000	960,630
Gate Capital Cayman One Ltd. (Cayman Islands),
Gov’t. Gtd. Notes
1.839%	03/27/21	1,013	1,018,088
General Electric Capital Corp.,
Gtd. Notes
7.125%(c)	12/15/49	425	490,344
Gtd. Notes, MTN
4.625%	01/07/21	685	754,187
5.625%	09/15/17	107	116,516
Grain Spectrum Funding II LLC,
Sec’d. Notes, 144A
3.290%	10/10/34	158	156,611
HSBC Finance Corp.,
Sub. Notes
6.676%	01/15/21	650	751,988
National Rural Utilities Cooperative Finance Corp.,
Collateral Trust
10.375%	11/01/18	451	573,942
Overseas Private Investment Corp.,
Gov’t. Gtd. Notes
1.580%(s)	06/10/18	1,250	1,230,487
2.319%(s)	11/15/20	500	507,227
5.142%	12/15/23	939	1,053,663
Postal Square LP,
Gov’t. Gtd. Notes
8.950%	06/15/22	278	336,456
Premier Aircraft Leasing EXIM 1 Ltd.,
Gov’t. Gtd. Notes
3.576%	02/06/22	894	946,360
Safina Ltd.,
Gov’t. Gtd. Notes
2.000%	12/30/23	2,360	2,354,203
Salmon River Export LLC,
Gov’t. Gtd. Notes
2.193%	09/15/26	543	539,399
Scottrade Financial Services, Inc.,
Sr. Unsec’d. Notes, 144A
6.125%	07/11/21	700	757,008

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Tagua Leasing LLC,
Gov’t. Gtd. Notes
1.581%	11/16/24	465	$452,573

			16,370,772

Diversified Telecommunication Services — 0.3%
Level 3 Financing, Inc.,
Gtd. Notes, 144A(a)
5.375%	05/01/25	670	645,713
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
6.400%	09/15/33	1,811	2,075,297

			2,721,010

Electric Utilities — 0.2%
Duke Energy Progress, Inc.,
First Mortgage
5.700%	04/01/35	329	386,642
Energy Northwest,
Revenue Bonds
2.814%	07/01/24	705	692,359
Hydro-Quebec (Canada),
Gov’t. Gtd. Notes, MTN
8.400%	03/28/25	167	227,147
PacifiCorp,
First Mortgage
3.850%	06/15/21	164	174,277

			1,480,425

Energy Equipment & Services — 0.1%
Baker Hughes, Inc.,
Sr. Unsec’d. Notes
6.875%	01/15/29	473	592,947

Food & Staples Retailing — 0.2%
CVS Pass-Through Trust,
Pass-Through Certificates
6.036%	12/10/28	661	752,717
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
6.500%	08/15/37	585	751,789

			1,504,506

Food Products — 0.1%
HJ Heinz Co.,
Sec’d. Notes, 144A
4.875%	02/15/25	530	577,037

Gas Utilities — 0.1%
AmeriGas Finance LLC/AmeriGas Finance Corp.,
Gtd. Notes
7.000%	05/20/22	490	519,400

Health Care Equipment & Supplies
Becton Dickinson,
Sr. Unsec’d. Notes
7.000%	08/01/27	195	243,608

Health Care Providers & Services — 0.1%
CHS/Community Health Systems, Inc.,
Gtd. Notes(a)
6.875%	02/01/22	560	590,800

SEE NOTES TO FINANCIAL STATEMENTS.

A357

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Household Durables — 0.1%
Lennar Corp.,
Gtd. Notes
4.750%	05/30/25	610	$591,700

Independent Power & Renewable Electricity Producers — 0.1%
AES Corp. (The),
Sr. Unsec’d. Notes(a)
8.000%	06/01/20	525	606,375

Industrial Conglomerates — 0.2%
Argos Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
7.125%	03/15/23	580	607,550
Carlisle Cos., Inc.,
Sr. Unsec’d. Notes
3.750%	11/15/22	715	713,087

			1,320,637

Insurance — 0.3%
American International Group, Inc.,
Sr. Unsec’d. Notes(a)
3.875%	01/15/35	570	514,843
Manulife Financial Corp. (Canada),
Sr. Unsec’d. Notes
4.900%	09/17/20	360	399,060
Massachusetts Mutual Life Insurance Co.,
Sub. Notes, 144A
7.625%	11/15/23	600	750,026
ZFS Finance USA Trust II (Switzerland),
Jr. Sub. Notes, 144A
6.450%(c)	12/15/65	690	705,711

			2,369,640

Internet & Catalog Retail — 0.1%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
3.800%	12/05/24	600	602,245

IT Services — 0.1%
International Business Machines Corp.,
Sr. Unsec’d. Notes(a)
3.375%	08/01/23	375	376,801
5.700%	09/14/17	508	556,944

			933,745

Machinery — 0.1%
Caterpillar, Inc.,
Sr. Unsec’d. Notes
7.900%	12/15/18	129	154,924
Roper Industries, Inc.,
Sr. Unsec’d. Notes
6.250%	09/01/19	625	711,592

			866,516

Media — 0.4%
Comcast Corp.,
Gtd. Notes
6.300%	11/15/17	220	244,891
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.,
Gtd. Notes
3.950%	01/15/25	400	392,166

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Media (continued)
Historic TW, Inc.,
Gtd. Notes
6.625%	05/15/29	265	$316,159
Sirius XM Radio, Inc.,
Gtd. Notes, 144A(a)
5.375%	04/15/25	600	579,000
Time Warner Cable, Inc.,
Gtd. Notes
5.850%	05/01/17	570	608,685
Time Warner, Inc.,
Gtd. Notes
3.600%	07/15/25	373	362,810
Walt Disney Co. (The),
Sr. Unsec’d. Notes, MTN
2.350%	12/01/22	439	424,682

			2,928,393

Metals & Mining — 0.1%
Steel Dynamics, Inc.,
Gtd. Notes
6.375%	08/15/22	565	591,131

Multiline Retail
Macy’s Retail Holdings, Inc.,
Gtd. Notes
6.900%	04/01/29	250	305,706

Oil, Gas & Consumable Fuels — 0.6%
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
7.024%(s)	10/10/36	800	320,000
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
1.674%	02/13/18	127	127,445
Chevron Corp.,
Sr. Unsec’d. Notes
2.355%	12/05/22	552	528,254
CNOOC Nexen Finance 2014 ULC (China),
Gtd. Notes
4.250%	04/30/24	295	301,268
ConocoPhillips,
Gtd. Notes
5.750%	02/01/19	370	418,259
6.500%	02/01/39	299	371,072
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
2.709%	03/06/25	407	395,232
Petroleos Mexicanos (Mexico),
Gtd. Notes, 144A
4.250%	01/15/25	298	290,222
Plains Exploration & Production Co.,
Gtd. Notes
6.875%	02/15/23	256	274,560
Range Resources Corp.,
Gtd. Notes
5.000%	08/15/22	585	573,300
Shell International Finance BV (Netherlands),
Gtd. Notes
2.250%	01/06/23	487	460,383

SEE NOTES TO FINANCIAL STATEMENTS.

A358

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Tesoro Corp.,
Gtd. Notes
5.125%	04/01/24	575	$577,875
Total Capital International SA (France),
Gtd. Notes
2.750%	06/19/21	291	293,540

			4,931,410

Pharmaceuticals — 0.1%
GlaxoSmithKline Capital, Inc. (United Kingdom),
Gtd. Notes
5.650%	05/15/18	250	279,022
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
5.500%	03/01/23	600	606,000

			885,022

Pipelines — 0.1%
El Paso Pipeline Partners Operating Co. LLC,
Gtd. Notes
5.000%	10/01/21	160	169,303
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.150%	02/01/24	465	451,220

			620,523

Real Estate
iStar Financial, Inc.,
Sr. Unsec’d. Notes
4.000%	11/01/17	300	294,750

Real Estate Investment Trusts (REITs) — 0.2%
Corrections Corp. of America,
Gtd. Notes
4.125%	04/01/20	600	597,000
Crown Castle International Corp.,
Sr. Unsec’d. Notes(a)
5.250%	01/15/23	470	473,407
Omega Healthcare Investors, Inc.,
Gtd. Notes
5.875%	03/15/24	465	494,644

			1,565,051

Real Estate Management & Development — 0.2%
Pershing Road Development Co. LLC,
Sr. Sec’d. Notes, 144A
0.683%(c)	09/01/26	1,667	1,467,363

Restaurants — 0.1%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
4.625%	01/15/22	475	467,875

Road & Rail — 0.6%
Burlington Northern and Santa Fe Railway Co. Pass-Through Trust,
Pass-Through Certificates
4.830%	01/15/23	736	794,896
5.720%	01/15/24	350	391,559
8.251%	01/15/21	76	87,878
CSX Transportation, Inc.,
Sr. Sec’d. Notes
6.251%	01/15/23	634	737,561

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Road & Rail (continued)
Federal Express Corp. 1998 Pass-Through Trust,
Pass-Through Certificates
6.720%	07/15/23		911	$1,053,304
Federal Express Corp. 1999 Pass-Through Trust,
Pass-Through Certificates
7.650%	07/15/24		532	640,604
Federal Express Corp. 2012 Pass-Through Trust,
Pass-Through Certificates, 144A
2.625%	01/15/18		103	104,393
Union Pacific Railroad Co. 2006 Pass-Through Trust,
Pass-Through Certificates
5.866%	07/02/30		294	340,863
Union Pacific Railroad Co., 2000 Pass-Through Trust,
Pass-Through Certificates
8.000%	01/10/21		337	383,179

				4,534,237

Software — 0.4%
Broadridge Financial Solutions, Inc.,
Sr. Unsec’d. Notes
3.950%	09/01/20		775	806,076
Fidelity National Information Services, Inc.,
Gtd. Notes
5.000%	03/15/22		700	738,900
Microsoft Corp.,
Sr. Unsec’d. Notes
3.750%	02/12/45	(a)	348	313,771
4.200%	06/01/19		106	115,831
Oracle Corp.,
Sr. Unsec’d. Notes
2.500%	05/15/22	(a)	177	171,868
2.500%	10/15/22		246	237,047
4.125%	05/15/45		885	820,662

				3,204,155

Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.,
Sr. Unsec’d. Notes
2.400%	05/03/23		534	510,836

Telecommunication Services — 0.1%
T-Mobile USA, Inc.,
Gtd. Notes
6.625%	04/01/23		625	649,219

Tobacco
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
5.650%	05/16/18		260	288,742

Wireless Telecommunication Services — 0.1%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.000%	06/30/22		351	338,913
Crown Castle Towers LLC,
Sr. Sec’d. Notes, 144A
3.222%	05/15/42		700	688,870

				1,027,783

TOTAL CORPORATE BONDS (cost $81,123,191)				80,086,704

SEE NOTES TO FINANCIAL STATEMENTS.

A359

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
FOREIGN GOVERNMENT BONDS — 0.1%
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.000%	10/02/23	282	$289,755
Province of Manitoba (Canada),
Unsec’d. Notes
9.500%	09/15/18	92	113,322

TOTAL FOREIGN GOVERNMENT BONDS (cost $409,897)			403,077

MUNICIPAL BONDS — 1.0%
Arizona — 0.1%
City of Mesa AZ,
Revenue Bonds
4.000%	07/01/25	400	443,660

California
West Contra Costa Unified School District,
General Obligation Unlimited
6.555%	08/01/24	225	264,404

Florida — 0.1%
Palm Beach County Florida School District,
Certificate Participation
5.000%	08/01/25	815	968,570

New York — 0.3%
City of New York NY,
General Obligation Unlimited
5.817%	10/01/31	1,380	1,527,936
New York City Transitional Finance Authority Future Tax Sec’d. Revenue,
Revenue Bonds
2.940%	08/01/23	445	438,993

			1,966,929

Ohio — 0.1%
Ohio State University (The),
Revenue Bonds
4.910%	06/01/40	650	718,036

Oregon — 0.1%
Port of Morrow OR,
Revenue Bonds
3.371%	09/01/25	450	452,340

Pennsylvania
Philadelphia Authority for Industrial Development,
Revenue Bonds
3.500%	04/15/22	310	245,901

Texas — 0.1%
Cypress-Fairbanks Texas Independent School District,
General Obligation Unlimited
6.629%	02/15/38	665	748,743

Variable Rate — 0.2%
State of California,
General Obligation Unlimited
7.700%	11/01/30	760	932,702
7.950%	03/01/36	315	380,980

			1,313,682

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
MUNICIPAL BONDS (continued)
Washington
Washington State University,
Revenue Bonds
5.000%	04/01/25	310	$373,352

TOTAL MUNICIPAL BONDS (cost $7,579,549)			7,495,617

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.2%
Fannie Mae REMICS,
Series 2005-121, Class DX
5.500%	01/25/26	373	408,127
Series 2010-135, Class EA
3.000%	01/25/40	26	27,457
FHLMC Structured Pass-Through Securities,
Series T-61, Class 1A1
1.546%(c)	07/25/44	39	39,038
Freddie Mac REMICS,
Series 3634, Class BA
4.500%	08/15/27	2	1,724
Series 4338, Class HP
3.000%	11/15/43	265	274,637
NCUA Guaranteed Notes,
Series 2010-C1, Class A2
2.900%	10/29/20	655	672,046
Series 2010-C1, Class APT
2.650%	10/29/20	365	372,133

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $1,795,527)			1,795,162

U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.4%
Federal Farm Credit Banks, Bonds
2.300%	08/25/20	1,016	1,013,160
2.875%	07/22/24	1,003	971,945
3.040%	10/22/24	646	647,550
3.050%	09/08/23	422	422,839
3.180%	03/30/27	432	416,084
3.190%	07/07/23	294	294,009
Federal Home Loan Banks
2.500%	08/14/24	395	382,565
2.700%	02/06/23	650	633,914
2.900%	09/05/25	257	253,400
3.000%	01/21/25	1,560	1,523,062
3.170%	07/02/27-10/04/27	705	678,434
Federal Home Loan Mortgage Corp.
0.750%	04/17/18	597	597,107
1.000%	12/28/18-07/09/20	4,584	4,586,227
1.250%	03/12/20	1,580	1,581,318
3.000%	11/01/42	83	83,219
3.100%	04/25/28	440	424,223
3.500%	08/01/34-07/01/42	944	984,828
4.500%	06/01/31	294	319,740
5.625%	11/23/35	2,896	2,953,853
Federal National Mortgage Assoc., Notes
1.000%	02/26/21	1,045	1,046,376

SEE NOTES TO FINANCIAL STATEMENTS.

A360

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
1.500%	02/13/20	2,565	$2,550,587
1.800%	08/13/27	420	419,971
2.000%	03/18/30	502	500,154
2.350%	04/28/28	1,091	1,074,133
2.360%	12/14/22	2,084	2,049,645
2.625%	02/28/28	2,341	2,331,549
3.000%	05/01/24-07/01/43	3,581	3,608,533
3.500%	04/01/32-07/01/42	2,453	2,557,202
4.000%	10/01/33-02/01/43	3,591	3,837,116
4.500%	07/01/19-06/01/41	2,683	2,908,167
5.000%	11/01/33-10/01/41	1,805	1,999,465
5.500%	01/01/21	41	43,782
6.000%	04/18/36	2,012	2,098,820
Government National Mortgage Assoc.
2.000%	06/20/39	76	76,187
2.105%	03/16/37	504	505,045
2.337%	10/16/40	360	362,680
2.400%	05/16/44	1,250	1,265,337
2.500%	12/20/42-09/20/43	914	917,614
2.750%	11/16/44	383	385,306
3.500%	08/20/34-08/20/36	223	227,102
4.000%	11/15/24	259	275,309

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $49,853,493)			49,807,557

U.S. TREASURY OBLIGATIONS — 4.7%
U.S. Treasury Bonds
2.500%(a)	02/15/45	425	374,034
2.875%	05/15/43	1,045	995,853
3.000%	05/15/45	777	761,460
3.750%	11/15/43	1,720	1,934,732
4.500%	02/15/36	1,935	2,432,961
5.250%	11/15/28	3,000	3,910,314
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/16-04/15/18	787	824,006
0.750%	02/15/45	1,044	958,092
U.S. Treasury Notes
0.375%	10/31/16	8,500	8,494,687
1.250%	04/30/19	746	744,310
1.500%	10/31/19	3,044	3,045,665
2.000%	02/15/25	435	422,629
2.375%	05/31/18-08/15/24	6,030	6,259,371
2.625%	08/15/20	2,000	2,091,406
2.750%	02/15/24	3,000	3,114,609

TOTAL U.S. TREASURY OBLIGATIONS (cost $36,672,644)			36,364,129

TOTAL LONG-TERM INVESTMENTS (cost $630,012,188)			680,764,706

	Shares	Value (Note 2)
SHORT-TERM INVESTMENT — 15.1%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $117,475,594; includes $25,550,661 of cash collateral received for securities on loan)(b)(w)(Note 4)	117,475,594	$117,475,594

TOTAL INVESTMENTS — 102.8% (cost $747,487,782)		798,240,300
Liabilities in excess of other assets(x) — (2.8)%		(21,376,199)

NET ASSETS — 100.0%		$776,864,101

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $24,853,355; cash collateral of $25,550,661 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2015.

(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A361

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Futures contracts open at June 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2015	Unrealized (Depreciation)(1)
Long Positions:
84	5 Year U.S. Treasury Notes	Sep. 2015	$10,030,739	$10,017,656	$(13,083)
41	10 Year U.S. Treasury Notes	Sep. 2015	5,201,219	5,173,047	(28,172)
26	20 Year U.S. Treasury Bonds	Sep. 2015	3,973,251	3,921,938	(51,313)
168	Mini MSCI EAFE Index	Sep. 2015	15,646,590	15,405,600	(240,990)
30	Russell 2000 Mini Index	Sep. 2015	3,780,890	3,751,200	(29,690)
314	S&P 500 E-Mini	Sep. 2015	32,988,227	32,254,080	(734,147)
17	S&P Mid-Cap 400 E-Mini	Sep. 2015	2,595,005	2,546,770	(48,235)

					$(1,145,630)

(1)	Cash of $2,515,000 has been segregated with Goldman Sachs & Co. to cover requirements for open contracts at June 30, 2015.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$359,102,870	$108,449,812	$—
Exchange Traded Fund	2,720,065	—	—
Preferred Stocks	504,205	1,558,750	—
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	—	16,292,131	—
Certificate of Deposit	—	1,948,257	243,163
Commercial Mortgage-Backed Securities	—	13,235,625	757,582
Corporate Bonds	—	77,822,126	2,264,578
Foreign Government Bonds	—	403,077	—
Municipal Bonds	—	7,495,617	—
Residential Mortgage-Backed Securities	—	1,795,162	—
U.S. Government Agency Obligations	—	49,807,557	—
U.S. Treasury Obligations	—	36,364,129	—
Affiliated Money Market Mutual Fund	117,475,594	—	—
Other Financial Instruments*
Futures	(1,145,630)	—	—

Total	$478,657,104	$315,172,243	$3,265,323

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange- traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

SEE NOTES TO FINANCIAL STATEMENTS.

A362

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2015 were as follows:

Affiliated Money Market Mutual Fund (3.3% represents investments purchased with collateral from securities on loan)	15.1%
Banks	7.7
U.S. Government Agency Obligations	6.4
U.S. Treasury Obligations	4.7
Pharmaceuticals	4.5
Insurance	3.5
Diversified Financial Services	3.4
Oil, Gas & Consumable Fuels	3.3
Software	2.8
Specialty Retail	2.3
Technology Hardware, Storage & Peripherals	2.3
Aerospace & Defense	2.2
Chemicals	2.1
Non-Residential Mortgage-Backed Securities	2.1
Capital Markets	2.0
Food Products	2.0
Commercial Mortgage-Backed Securities	1.8
Machinery	1.7
Hotels, Restaurants & Leisure	1.6
Internet Software & Services	1.6
Food & Staples Retailing	1.5
Semiconductors & Semiconductor Equipment	1.4
Media	1.3
Health Care Providers & Services	1.2
Commercial Services & Supplies	1.2
Biotechnology	1.2
Diversified Telecommunication Services	1.1
Communications Equipment	1.1
Health Care Equipment & Supplies	1.0
Municipal Bonds	1.0
Beverages	1.0
IT Services	0.9
Industrial Conglomerates	0.9
Metals & Mining	0.8
Electronic Equipment, Instruments & Components	0.8
Auto Components	0.8
Road & Rail	0.8
Household Durables	0.7
Energy Equipment & Services	0.7
Life Sciences Tools & Services	0.6
Containers & Packaging	0.6
Wireless Telecommunication Services	0.6
Multi-Utilities	0.6
Trading Companies & Distributors	0.6
Internet & Catalog Retail	0.6
Electric Utilities	0.5
Automobiles	0.5
Real Estate Management & Development	0.4
Tobacco	0.4
Household Products	0.4
Airlines	0.4
Gas Utilities	0.4
Consumer Finance	0.4
Real Estate Investment Trusts (REITs)	0.4
Exchange Traded Fund	0.3
Paper & Forest Products	0.3
Personal Products	0.3
Construction & Engineering	0.3
Multiline Retail	0.3

Residential Mortgage-Backed Securities	0.2%
Independent Power & Renewable Electricity Producers	0.2
Water Utilities	0.1
Distributors	0.1
Marine	0.1
Electrical Equipment	0.1
Air Freight & Logistics	0.1
Construction Materials	0.1
Telecommunication Services	0.1
Pipelines	0.1
Restaurants	0.1
Foreign Government Bonds	0.1

102.8
Liabilities in excess of other assets	(2.8)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A363

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk and equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2015 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Interest rate contracts	—	$—	Due from/to broker — variation margin futures	$92,568	*
Equity contracts	—	—	Due from/to broker — variation margin futures	1,053,062	*

Total		$—		$1,145,630

*	Includes cumulative appreciation/depreciation on futures contracts as reported in Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value			Futures
Interest rate contracts			$244,366
Equity contracts			2,903,174

Total			$3,147,540

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Warrants(1)	Futures	Total
Interest rate contracts	$—	$(253,940)	$(253,940)
Equity contracts	(101,580)	(1,500,551)	(1,602,131)

Total	$(101,580)	$(1,754,491)	$(1,856,071)

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2015, the Portfolio’s average value at trade date for futures long positions was $71,625,408.

SEE NOTES TO FINANCIAL STATEMENTS.

A364

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2015

ASSETS:
Investments at value, including securities on loan of
$24,853,355:
Unaffiliated investments (cost $630,012,188)	$680,764,706
Affiliated investments (cost $117,475,594)	117,475,594
Cash	1,197,734
Foreign currency, at value (cost $216,795)	216,651
Deposit with broker	2,515,000
Receivable for investments sold	2,066,650
Dividends and interest receivable	1,993,001
Tax reclaim receivable	512,268
Receivable for fund share sold	447,650
Due from broker—variation margin futures	34,244
Prepaid expenses	847

Total Assets	807,224,345

LIABILITIES:
Payable to broker for collateral for securities on loan	25,550,661
Payable for investments purchased	4,402,136
Advisory fees payable	230,112
Accrued expenses and other liabilities	165,942
Distribution fee payable	10,757
Affiliated transfer agent fee payable	350
Payable for fund share repurchased	286

Total Liabilities	30,360,244

NET ASSETS	$776,864,101

Net assets were comprised of:
Paid-in capital	$598,339,552
Retained earnings	178,524,549

Net assets, June 30, 2015	$776,864,101

Net asset value and redemption price per share, $776,864,101 / 59,397,292 outstanding shares of beneficial interest	$13.08

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2015

INCOME
Unaffiliated dividend income (net of $289,933 foreign withholding tax)	$5,442,692
Interest income	2,472,581
Affiliated dividend income	81,890
Affiliated income from securities lending, net	30,504

8,027,667

EXPENSES
Advisory fees	3,189,591
Distribution fee	384,287
Custodian and accounting fees	220,000
Audit fee	21,000
Trustees’ fees	8,000
Legal fees and expenses	7,000
Insurance expenses	5,000
Shareholders’ reports	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Loan interest expense	47
Miscellaneous	16,673

Total expenses	3,860,598

Less: advisory fee waivers and/or expense reimbursement	(34,586)

Net expenses	3,826,012

NET INVESTMENT INCOME	4,201,655

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain on:
Investment transactions	10,391,543
Futures transactions	3,147,540
Foreign currency transactions	2,652

13,541,735

Net change in unrealized appreciation (depreciation) on:
Investments	(4,734,122)
Futures	(1,754,491)
Foreign currencies	(14,938)

(6,503,551)

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	7,038,184

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,239,839

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2015	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$4,201,655	$7,178,109
Net realized gain on investment and foreign currency transactions	13,541,735	57,726,726
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(6,503,551)	(29,515,309)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	11,239,839	35,389,526

FUND SHARE TRANSACTIONS:
Fund share sold [2,663,797 and 8,971,063 shares, respectively]	34,995,702	112,498,316
Fund share repurchased [1,706,333 and 4,293,413 shares, respectively]	(22,412,310)	(53,841,084)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	12,583,392	58,657,232

TOTAL INCREASE IN NET ASSETS	23,823,231	94,046,758
NET ASSETS:
Beginning of period	753,040,870	658,994,112

End of period	$776,864,101	$753,040,870

SEE NOTES TO FINANCIAL STATEMENTS.

A365

GLOSSARY:

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

The following abbreviations are used in the preceding Portfolios descriptions:

Currency:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
DOP	Dominican Peso
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
USD	United States Dollar
ZAR	South African Rand

Exchange:

ASX	Australian Securities Exchange
FTSE	Financial Times Stock Exchange
NYSE	New York Stock Exchange
OMXS30	Stockholm Stock Exchange
OTC	Over-The-Counter
QMTF	Quote Multilateral Trading Facility
SGX	Singapore Exchange
TSX	Toronto Stock Exchange
XEQT	Equiduct Stock Exchange
XHKG	Hong Kong Stock Exchange
XLIM	Lima Stock Exchange
XLON	London Stock Exchange

Index:

ABX	Asset-Backed Securities Index
CAC40	French Stock Index
CDX	Credit Derivative Index
CMBX	Commercial Mortgage-Backed Index
CNX	CRISIL NSE Index
CPI	Consumer Price Index
DAX	German Stock Index
HICP	Harmonised Index of Consumer Prices
IBEX	Spanish Stock Index
iBoxx	Bond Market Indices
NIKKEI	Japanese Stock Market Index
iTraxx	International Credit Derivative Index
SPI	Swiss Performance Index
STOXX	Stock Index of the Eurozone
TOPIX	Tokyo Stock Price Index

Other:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ABS	Asset-Backed Security
ADR	American Depositary Receipt
ADS	American Depositary Share
BABs	Build America Bonds
BBA	British Bankers Association
BDR	Brazilian Depositary Receipt
Bobl	Bundesobligationen-German Federal Obligations
bps	Basis Points
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMBS	Commercial Mortgage-Backed Security
CVA	Certificate Van Aandelen (Bearer)
CVR	Contingent Value Rights
CVT	Convertible Security
EAFE	Europe, Australasia, Far East
ETF	Exchange Traded Fund
Euribor	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
FREMF	Freddie Mac Mortgage Trust
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
IO	Interest Only
JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London Interbank Offered Rate
MLP	Master Limited Partnership
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NASDAQ	National Association of Securities Dealers Automated Quotations
NVDR	Non-voting Depositary Receipt
OAT	Obligations Assimilables du Tresor
PIK	Payment-in-Kind
PO	Principal Only
PRFC	Preference Shares
QMTF	Quote Multilateral Trading Facility
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
SDR	Sweden Depositary Receipt

SEE NOTES TO FINANCIAL STATEMENTS.

A366

GLOSSARY (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

SLM	Student Loan Mortgage
SPDR	Standard & Poor’s Depository Receipts
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
UTS	Unit Trust Security
W/I	When Issue

SEE NOTES TO FINANCIAL STATEMENTS.

A367

NOTES TO THE FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST

(Unaudited)

1.	General

Advanced Series Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust was organized on October 31, 1988 as a Massachusetts business trust. The Trust operates as a series company and, at June 30, 2015 consisted of 92 separate Portfolios (“Portfolio” or “Portfolios”). The information presented in these financial statements pertains to the 10 Portfolios listed below together with their investment objectives.

Shares of each Portfolio may only be purchased by separate accounts of Participating Insurance Companies for investing assets which are attributable to variable annuity contracts and variable life insurance policies (“Contractholders”). These separate accounts place orders to purchase and redeem shares of the Trust primarily based upon the amount of premium payments to be invested, and the amount of surrender and transfer requests to be effected on a specific day under the variable annuity contracts and variable life insurance policies.

The Portfolios of the Trust have the following investment objectives and Subadvisers:

	Objective	Subadviser(s)
AST Academic Strategies Asset Allocation Portfolio (“Academic Strategies”)	Long-term capital appreciation.	Alpha Simplex Group, LLC / AQR Capital Management, LLC /CNH Partners, LLC / CoreCommodity Management, LLC / First Quadrant, L.P. / Jennison Associates LLC (“Jennison”) / J.P. Morgan Investment Management, Inc. / Pacific Investment Management Company LLC (“PIMCO”) / Prudential Investments LLC (“PI”) through its Strategic Investment Research Group team / Quantitative Management Associates LLC (“QMA”) / Western Asset Management Company and Western Asset Management Company Limited
AST AQR Large-Cap Portfolio (“AQR Large-Cap”)	Long-term capital appreciation.	AQR Capital Management, LLC / CNH Partners, LLC
AST Capital Growth Asset Allocation Portfolio (“Capital Growth Asset Allocation”)	Highest potential total return consistent with its specified level of risk tolerance.	Prudential Investments LLC (“PI”) through its Strategic Investment Research Group team
AST ClearBridge Dividend Growth Portfolio (“ClearBridge Dividend Growth”)	Income, capital preservation, and capital appreciation.	ClearBridge Investments, LLC
AST FI Pyramis® Asset Allocation Portfolio (“FI Pyramis® Asset Allocation”)	Maximize total return.	Pyramis® Global Advisors, LLC

B1

	Objective	Subadviser(s)
AST Franklin Templeton Founding Funds Allocation Portfolio (“Franklin Templeton Founding Funds Allocation”)	Capital appreciation with a secondary investment objective to seek income.	Franklin Advisers, Inc. / Franklin Mutual Advisers, LLC / Templeton Global Advisors Ltd.
AST Goldman Sachs Multi-Asset Portfolio (“Goldman Sachs Multi- Asset”)	High level of total return consistent with its level of risk tolerance.	Goldman Sachs Asset Management, L.P.
AST J.P. Morgan Global Thematic Portfolio (“J.P. Morgan Global Thematic”)	Capital appreciation consistent with its level of risk tolerance.	J.P. Morgan Investment Management, Inc.
AST J.P. Morgan Strategic Opportunities Portfolio (“J.P. Morgan Strategic Opportunities”)	Maximize return compared to the benchmark through security selection and tactical asset allocation.	J.P. Morgan Investment Management, Inc.
AST New Discovery Asset Allocation Portfolio (“New Discovery Asset Allocation”)	Total return.	C.S. McKee, LP / EARNEST Partners, LLC / Epoch Investment Partners, Inc. / Longfellow Investment Management Company / Parametic Portfolio Associaties LLC / Security Global Investors, LLC / Thompson, Siegel & Walmsley LLC / Vision Capital Management

2.	Accounting Policies

The Trust follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Trust and the Portfolios consistently follow such policies in the preparation of their financial statements.

Securities Valuation:    Each Portfolio holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to AST Investment Services, Inc. and Prudential Investments LLC (“PI”), the co-managers of the Trust (together the “Investment Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit a Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each Portfolio’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

B2

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory Notes (P-Notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter (“OTC”) market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Portfolio securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities:    Subject to guidelines adopted by the Board, each Portfolio may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued the investment. Therefore, a Portfolio may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Portfolio’s Subadviser under the guidelines adopted by the Trustees of the Trust. However, the liquidity of a Portfolio’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation:    The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities — at the current daily rates of exchange.

B3

(ii)  purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Participatory Notes/Warrants:    The Trust may gain exposure to securities in certain foreign markets through investments in participatory notes (“P-notes”). The Trust may purchase P-notes pending ability to invest directly in a foreign market due to restrictions applicable to foreign investors or other market factors. P-notes are generally issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying security. P-notes involve transaction costs, which may be higher than those applicable to the equity securities. An investment in a P-note may involve risks, including counterparty risk, beyond those normally associated with a direct investment in the underlying security. The Trust must rely on the creditworthiness of the counterparty and would have no rights against the issuer of the underlying security. Furthermore, the P-note’s performance may differ from that of the underlying security. The holder of the P-note is entitled to receive from the bank or broker-dealer, an amount equal to dividends paid by the issuer of the underlying security; however, the holder is not entitled to the same rights (e.g., dividends, voting rights) as an owner of the underlying security. There is also no assurance that there will be a secondary trading market for a P-note or that the trading price of a P-note will equal the value of the underlying security.

Equity-Linked Securities:    Certain funds invest in equity-linked securities. Equity-linked securities are hybrid financial instruments that generally combine both debt and equity characteristics into a single note form. Income received from equity-linked securities is recorded as income in the Statement of Operations and may be based on the performance of an underlying equity security, an equity index, or an option position. The risks of investing in equity-linked securities include unfavorable price movements in the underlying security and the credit risk of the issuing financial institution. There may be no guarantee of a return of principal with equity-linked securities and the appreciation potential may be limited. Equity-linked securities may be more volatile and less liquid than other investments held by the fund.

Forward Currency Contracts:    A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios, as defined in the prospectus, entered into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on investments and foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain or loss, if any, is included in net realized gain or loss on foreign currency transactions. Upon entering into these contracts, risks may arise from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. A Portfolio’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life.

Cross Currency Exchange Contracts:    A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options:    Certain Portfolios either purchased or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Portfolio currently owns or intends to purchase. The Portfolio’s principal reason for writing options is to realize, through receipt of premiums, a

B4

greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

If an option expires unexercised, the Portfolio realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on written options transactions.

The Portfolio, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. Over-the-counter options involve the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and gurantees the options contracts against default.

When a Portfolio writes an option on a swap, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Portfolio becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Portfolio becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Portfolio will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts:    A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts.

Certain Portfolios invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Portfolios intend to purchase, against fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates. Portfolios may also use futures to gain additional market exposure. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities. With exchange-traded futures contracts there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and options, and guarantees the futures contracts against default.

Short Sales:    Certain Portfolios may sell a security they do not own in anticipation of a decline in the market value of that security (short sale). When the Portfolio makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the transaction. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to return any interest or dividends received on such borrowed securities. Dividends declared on short positions open are recorded on the ex-date and the interest payable is accrued daily on fixed income securities sold short, both of which are recorded as an expense. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

Loan Participations:    Certain Portfolios may invest in loan participations. When the Portfolio purchases a loan participation, the Portfolio typically enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. As a result, the Portfolio assumes the credit

B5

risk of the borrower, the Selling Participant and any other persons interpositioned between the Portfolio and the borrower. The Portfolio may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participation.

Repurchase Agreements:    In connection with transactions in repurchase agreements with United States financial institutions, it is each Portfolio’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Reverse Repurchase Agreements:    Certain Portfolios may enter into reverse repurchase agreements with qualified, third party broker-dealers as determined by and under the direction of the Board. Interest on the value of reverse repurchase agreements entered into and outstanding is based upon competitive market rates at the time of execution of the agreement. At the time the Portfolio enters into a reverse repurchase agreement, it establishes and maintains a segregated account with the lender containing liquid investment grade securities having a value not less than the repurchase price, including accrued interest, of the agreement.

Swap Agreements:    Certain Portfolios may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the over-the-counter market and may be executed in either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered commodities exchange (“Exchange-traded”). Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Exchange-traded swaps pay or receive an amount, known as “variation margin”, based on daily changes in the valuation of a swap contract. Payments received or paid by the Portfolio are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps:    Interest rate swaps represent agreements between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. Certain Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Certain Portfolios used interest rate swaps to either maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments using interest rate swap contracts. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps:    Credit default swaps (“CDS”) involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity, typically corporate issues or sovereign issues of an emerging country, on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

Certain Portfolios are subject to credit risk in the normal course of pursuing their investment objectives. Certain Portfolios may enter into credit default swaps to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. A Portfolio’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the inability of the counterparty to honor the contract up to the notional value based on a credit event.

As a seller of protection on credit default swap agreements, the Portfolio generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Portfolio effectively increases its investment risk because, in addition to its total net assets, the Portfolio may be subject to investment exposure on the notional amount of the swap.

B6

The maximum amount of the payment that the Portfolio, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Portfolio entered into for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as indicators of the current status of the payment/performance risk. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency Swaps:    Certain Portfolios entered into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Total Return Swaps:    In a total return swap, one party would receive payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pay a fixed amount. Certain Portfolios are subject to risk exposures associated with the referenced asset in the normal course of pursuing their investment objectives. Certain Portfolios entered into total return swaps to manage their exposure to a security or an index. A Portfolio’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in favor of the Portfolio, from the point of entering into the contract.

Master Netting Arrangements:    Certain Portfolios are subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a sub-adviser may have negotiated and entered into on behalf of the Portfolio. For multi-sleeve Portfolios, different sub-advisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for OTC derivatives under the FASB Accounting Standards Update (“ASU”) 2013-01 disclosure. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there were no instances where the right of set-off existed and management has not elected to offset.

Certain Portfolios are parties to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Portfolio is held in a segregated account by the Portfolio’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Schedule of Investments. Collateral pledged by the Portfolio is segregated by the Portfolio’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Portfolio and the applicable counterparty. Collateral requirements are determined based on the Portfolio’s net position with each counterparty. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment

B7

of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Portfolio’s counterparties to elect early termination could impact the Portfolio’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of June 30, 2015, none of the Portfolios have met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Warrants and Rights:    Certain Portfolios of the Trust may hold warrants and rights acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. The Portfolio hold such warrants and rights are held as long positions by the Portfolio until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment in kind securities:    Certain fixed income Portfolios may invest in open market or receive pursuant to debt restructuring, securities that pay in kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income. The interest rate on PIK debt is paid out over time.

Delayed-Delivery Transactions:    Certain Portfolios may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When selling a security on a delayed-delivery basis, the Portfolio forfeits its eligibility to realize future gains and losses with respect to the security.

Securities Lending:    The Portfolios may lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities in the open market using the collateral. The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Portfolio also continues to receive interest and dividends or amounts equivalent thereto, on securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Dollar Rolls:    The Portfolios enter into mortgage dollar rolls in which the Portfolios sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period,

B8

the Portfolios forgo principal and interest paid on the securities. The Portfolios are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain. The Portfolios maintain a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls.

Concentration of Risk:    The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Portfolios to meet their obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of the governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized and unrealized gains or losses from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management, that may differ from actual.

REITs:    Certain Portfolios invest in real estate investment trusts, (“REITs”), which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. These estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Taxes:    For federal income tax purposes, each Portfolio in the Trust is treated as a separate taxpaying entity. The Portfolios are treated as partnerships for tax purposes. No provision has been made in the financial statements for U.S. Federal, state, or local taxes, as any tax liability arising from operations of the Portfolios is the responsibility of the Portfolios’ shareholders. The Portfolios are not generally subject to entity-level taxation. Shareholders of each Portfolio are subject to taxes on their distributive share of partnership items.

Withholding taxes on foreign dividends and interest and foreign capital gains tax are accrued in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded.

Distributions:    Distributions from each Portfolio are made in cash and automatically reinvested in additional shares of the Portfolio. Distributions to shareholders are recorded on the ex-dividend date.

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The Portfolios have entered into investment management agreements with the Investment Manager which provide that the Investment Manager will furnish each Portfolio with investment advice, investment management and administrative services. At June 30, 2015, the Investment Manager has engaged the firms referenced in Note 1 as Subadvisers for their respective Portfolios.

Advisory Fees and Expense Limitations:    The Investment Manager receives an advisory fee, accrued daily and payable monthly, based on the annual rates specified below, using the value of each Portfolio’s average daily net assets, at the respective annual rate specified below. The Investment Manager pays each Subadviser a fee as compensation for advisory services provided to the Portfolios. All amounts paid or payable by the Portfolios to the Investment Manager, under the agreement, are reflected in the Statements of Operations. The Investment Manager has agreed to waive a portion of their advisory fee and/or reimburse certain Portfolios so that the advisory fees plus other annual ordinary operating expenses (excluding interest, taxes, and brokerage commissions) do not exceed the percentage stated below, of the Portfolio’s average daily net assets unless otherwise noted. Each voluntary waiver/reimbursement may be modified or terminated by the investment manager at any time without notice.

B9

	Advisory Fees through June 30, 2015	Effective Advisory Fees	Advisory Fees effective July 1, 2015
Academic Strategies†*	Fund-of-Funds Segments/Sleeves: 0.72% of average daily net assets Non Fund-of-Funds Segments/Sleeves: 0.71% first $300 million; 0.70% on next $200 million; 0.69% on next $250 million; 0.68% on next $2.5 billion; 0.67% on next $2.75 billion; 0.64% on next $4 billion; 0.62% in excess of $10 billion	0.71%

Fund-of-Funds Segments/Sleeves:

0.72% of average daily net assets

Non Fund-of-Funds Segments/Sleeves:

0.5525% first $300 million;

0.5425% on next $200 million;

0.5325% on next $250 million;

0.5225% on next $2.5 billion;

0.5125% on next $2.75 billion;

0.4825% on next $4 billion;

0.4625% in excess of $10 billion

AQR Large-Cap	0.74% first $300 million; 0.73% on next $200 million; 0.72% on next $250 million; 0.71% on next $2.5 billion; 0.70% on next $2.75 billion; 0.67% on next $4 billion; 0.65% in excess of $10 billion	0.47%

0.5825% first $300 million;

0.5725% on next $200 million;

0.5625% on next $250 million;

0.5525% on next $2.5 billion;

0.5425% on next $2.75 billion;

0.5125% on next $4 billion;

0.4925% in excess of $10 billion

Capital Growth Asset Allocation	0.15%	0.15%	0.15%
ClearBridge Dividend Growth	0.84% first $300 million; 0.83% on next $200 million; 0.82% on next $250 million; 0.81% on next $2.5 billion; 0.80% on next $2.75 billion; 0.77% on next $4 billion; 0.75% in excess of $10 billion	0.71%

0.6825% first $300 million;

0.6725% on next $200 million;

0.6625% on next $250 million;

0.6525% on next $2.5 billion;

0.6425% on next $2.75 billion;

0.6125% on next $4 billion;

0.5925% in excess of $10 billion

FI Pyramis® Asset Allocation	0.84% first $300 million; 0.83% on next $200 million; 0.82% on next $250 million; 0.81% on next $2.5 billion; 0.80% on next $2.75 billion; 0.77% on next $4 billion; 0.75% in excess of $10 billion	0.80%

0.6825% first $300 million;

0.6725% on next $200 million;

0.6625% on next $250 million;

0.6525% on next $2.5 billion;

0.6425% on next $2.75 billion;

0.6125% on next $4 billion;

0.5925% in excess of $10 billion

Franklin Templeton Founding Funds Allocation	0.94% first $300 million; 0.93% on next $200 million; 0.92% on next $250 million; 0.91% on next $2.5 billion; 0.90% on next $2.75 billion; 0.87% on next $4 billion; 0.85% in excess of $10 billion	0.91%

0.7825% first $300 million;

0.7725% on next $200 million;

0.7625% on next $250 million;

0.7525% on next $2.5 billion;

0.7425% on next $2.75 billion;

0.7125% on next $4 billion;

0.6925% in excess of $10 billion

Goldman Sachs Multi-Asset	0.94% first $300 million; 0.93% on next $200 million; 0.92% on next $250 million; 0.91% on next $2.5 billion; 0.90% on next $2.75 billion; 0.87% on next $4 billion; 0.85% in excess of $10 billion	0.69%

0.7825% first $300 million;

0.7725% on next $200 million;

0.7625% on next $250 million;

0.7525% on next $2.5 billion;

0.7425% on next $2.75 billion;

0.7125% on next $4 billion;

0.6925% in excess of $10 billion

J.P. Morgan Global Thematic**	0.94% first $300 million; 0.93% on next $200 million; 0.92% on next $250 million; 0.91% on next $2.5 billion; 0.90% on next $2.75 billion; 0.87% on next $4 billion; 0.85% in excess of $10 billion	0.91%

0.7825% first $300 million;

0.7725% on next $200 million;

0.7625% on next $250 million;

0.7525% on next $2.5 billion;

0.7425% on next $2.75 billion;

0.7125% on next $4 billion;

0.6925% in excess of $10 billion

J.P. Morgan Strategic Opportunities	0.99% first $300 million; 0.98% on next $200 million; 0.97% on next $250 million; 0.96% on next $2.5 billion; 0.95% on next $2.75 billion; 0.92% on next $4 billion; 0.90% in excess of $10 billion	0.97%

0.8325% first $300 million;

0.8225% on next $200 million;

0.8125% on next $250 million;

0.8025% on next $2.5 billion;

0.7925% on next $2.75 billion;

0.7625% on next $4 billion;

0.7425% in excess $10 billion

New Discovery Asset Allocation	0.84% first $300 million; 0.83% on next $200 million; 0.82% on next $250 million; 0.81% on next $2.5 billion; 0.80% on next $750 million; 0.78% on next $2 billion; 0.75% on next $4 billion; 0.73% in excess of $10 billion	0.82%

0.6825% first $300 million;

0.6725% on next $200 million;

0.6625% on next $250 million;

0.6525% on next $2.5 billion;

0.6425% on next $750 million;

0.6225% on next $2 billion;

0.5925% on next $4 billion;

0.5725% in excess of $10 billion

B10

	Fee Waivers and/or Expense Limitations through June 30, 2015	Fee Waivers and/or Expense Limitations effective July 1, 2015
AQR Large-Cap	voluntarily waive 0.007% plus contractually waive 0.24% through June 30, 2015	voluntarily waive 0.007% plus contractually waive 0.24% through June 30, 2016
ClearBridge Dividend Growth	contractually waive 0.11% through June 30, 2015	contractually waive 0.11% through June 30, 2016
FI Pyramis® Asset Allocation	contractually waive 0.018% through June 30, 2015	contractually waive 0.018% through October 31, 2016
Franklin Templeton Founding Funds Allocation	contractually limit expenses to 1.10% through June 30, 2015	contractually limit expenses to 1.10% through June 30, 2016
Goldman Sachs Multi-Asset	contractually waive 0.013% through May 1, 2015, contractually waive 0.10% through June 30, 2015, plus contractually waive 0.10% through June 30, 2016	contractually waive 0.213% through June 30, 2016
New Discovery Asset Allocation	contractually waive 0.009% through June 30, 2015, contractually limit expenses to 1.08% through June 30, 2015	contractually waive 0.009% through June 30, 2016, contractually limit expenses to 1.08% through June 30, 2016

†	For Academic Strategies, the management fee rate applicable to the fund-of-funds segments/sleeves is limited to assets invested in other portfolios of the Advanced Series Trust. The management fee rate applicable to the non fund-of-funds segments/sleeves excludes assets invested in other portfolios of the Advanced Series Trust. Portfolio assets invested in mutual funds other than the portfolios of the Advanced Series Trust are included in the management fee rate applicable to the non fund-of-funds segments/sleeves.
*	The Investment Manager has voluntarily agreed to reimburse expenses and/or waive fees so that the Academic Strategies Portfolio’s “Underlying Fund Fees and Expenses” do not exceed 0.685% of the Portfolio’s average daily net assets. For purposes of applying this voluntary expense cap, “Underlying Fund Fees and Expenses” shall not include, and the Investment Manager shall not reimburse expenses or waive fees with respect to, taxes, short sale interest and dividend expenses, brokerage commissions, and extraordinary expenses incurred by the relevant Underlying Funds. This arrangement will be monitored and applied daily based upon the Academic Strategies Portfolio’s then current holdings of the Underlying Funds and the expense ratios of the relevant Underlying Funds as of their most recent fiscal year end. Because the expense ratios of the relevant Underlying Funds will change over time and may be higher than the expense ratios as of their most recent fiscal year end, it is possible that the Academic Strategies Portfolio’s actual “Underlying Fund Fees and Expenses” may be higher than 0.685% of the Portfolio’s average daily net assets. The arrangements relating to the Portfolio’s “Underlying Fund Fees and Expenses” are voluntary and are subject to termination or modification at any time without prior notice.
**	Voluntarily reimburse expenses and/or waive fees to the extent that the Portfolio’s “Acquired Fund Fees and Expenses” exceed 0.23% of the Portfolio’s average daily net assets.

AST Investment Services, Inc., Jennison, PI and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Portfolios have entered into a brokerage commission recapture agreement with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Portfolio on whose behalf the trades were made. Commission recapture is paid solely to those Portfolios generating the applicable trades. Such amounts are included within realized gain or loss on investment transactions presented in the Statement of Operations. For the six months ended June 30, 2015, brokerage commission recaptured under these agreements was as follows:

Amount
Academic Strategies	$31,220
ClearBridge Dividend Growth	8,633
FI Pyramis Asset Allocation	43,207
Franklin Templeton Founding Funds Allocation.	11,988
J.P. Morgan Global Thematic	14,558
J.P. Morgan Strategic Opportunities	23,575
New Discovery Asset Allocation	9,984

B11

4.	Other Transactions with Affiliates

The Trust, excluding Capital Growth Asset Allocation Portfolio, has entered into an agreement with Prudential Annuities Distributors, Inc. (“PAD”), an indirect, wholly-owned subsidiary of Prudential Financial, Inc. PAD serves as the distributor for the shares of each Portfolio of the Trust. Each class of shares is offered and redeemed at its net asset value without any sales load. The Trust has adopted a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the 12b-1 Plan) for the shares of each Portfolio of the Trust, with the exception of Capital Growth Asset Allocation Portfolio. In addition, no 12b-1 fee is charged for the assets of Academic Strategies Asset Allocation Portfolio that are invested in other portfolios of the Trust. Under the 12b-1 Plan, the shares of each covered Portfolio are charged an annual fee to compensate PAD and its affiliates for providing various administrative and distribution services to each covered Portfolio. The annual shareholder services and distribution (12b-1) fee for each covered Portfolio’s shares is 0.10% of the average daily net assets of each Portfolio. Effective July 1, 2015, the annual shareholder services and distribution (12b-1) fee for each covered Portfolio’s shares is 0.25% of the average daily net assets of each Portfolio.

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent of the Portfolios. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Certain officers and Trustees of the Trust are officers, employees or directors of the Investment Manager. The Trust pays no compensation directly to its officers, employees or interested Trustees. The Investment Manager also pays for occupancy and certain clerical and administrative expenses. The Trust bears all other costs and expenses.

The Trust invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

PIM, an indirect, wholly-owned subsidiary of Prudential, is the Trust’s securities lending agent. Earnings from securities lending are disclosed on the Statement of Operations as “Affiliated income from securities lending, net”. For the six months ended June 30, 2015, PIM was compensated for the securities lending as follows:

Amount
Academic Strategies	$152,033
AQR Large-Cap	18,902
ClearBridge Dividend Growth	10,662
FI Pyramis® Asset Allocation	132,722
Franklin Templeton Founding Funds Allocation	198,311
Goldman Sachs Multi-Asset	40,703
J.P. Morgan Global Thematic	76,041
J.P. Morgan Strategic Opportunities	50,993
New Discovery Asset Allocation	9,062

5.	Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments and U.S. Government securities, for the six months ended June 30, 2015, were as follows:

	Cost of Purchases	Proceeds from Sales
Academic Strategies	$1,531,137,005	$2,009,059,007
AQR Large-Cap	1,371,025,188	1,149,730,429
Capital Growth Asset Allocation	1,454,721,750	1,642,725,022
ClearBridge Dividend Growth	132,524,543	804,207,266
FI Pyramis® Asset Allocation	1,843,011,069	2,017,747,008
Franklin Templeton Founding Funds Allocation	505,637,444	748,938,922
Goldman Sachs Multi-Asset	2,482,472,643	2,278,903,789
J.P. Morgan Global Thematic	785,648,065	761,832,742
J.P. Morgan Strategic Opportunities.	949,038,265	988,032,602
New Discovery Asset Allocation	231,701,660	221,067,090

A summary of cost of purchases and proceeds of sales of shares of affiliated mutual funds, other than short-term investments, for the six months ended June 30, 2015 is presented as follows:

B12

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Proceeds of Sales	Distributions Received	Value, End of Period
Academic Strategies
AQR Emerging Markets Equity	$192,668,870	$—	$7,500,000	$—	$190,331,735
Boston Partners Large-Cap Value	38,530,972	12,356,927	5,000,000	—	46,049,540
ClearBridge Dividend Growth	65,328,979	—	39,714,970	—	24,685,167
Cohen & Steers Realty	332,049,685	—	43,000,000	—	274,779,767
Global Real Estate	509,409,140	—	43,000,000	—	459,708,192
Goldman Sachs Large-Cap Value	53,038,067	—	7,335,417	—	46,541,489
Goldman Sachs Mid-Cap Growth	77,302,977	—	7,000,000	—	71,567,868
Goldman Sachs Small-Cap Value	82,056,464	—	—	—	84,060,062
Goldman Sachs Strategic Income	22,694,851	—	—	—	22,485,789
Herndon Large-Cap Value	37,230,019	171,726	5,000,000	—	32,617,093
High Yield	343,633,932	73,000,000	—	—	426,123,164
International Growth	357,386,153	—	88,109,498	—	294,173,194
International Value	490,306,742	—	113,845,778	—	405,230,081
Jennison Large-Cap Growth	18,454,736	12,368,081	5,000,000	—	27,522,615
Large-Cap Value	39,134,950	12,584,584	6,000,000	—	46,302,631
Loomis Sayles Large-Cap Growth	46,901,893	—	15,058,964	—	33,323,429
Lord Abbett Core Fixed Income	44,090,849	—	—	—	43,980,438
MFS Growth	38,974,890	—	13,564,098	—	26,907,878
MFS Large-Cap Value	39,757,662	149,126	7,000,000	—	33,403,907
Mid-Cap Value	155,606,661	—	17,000,000	—	141,266,366
Money Market	246,715	—	—	—	246,715
Neuberger Berman Core Bond	23,003,196	—	—	—	23,003,196
Neuberger Berman Mid-Cap Growth	77,778,435	—	9,000,000	—	76,666,456
Neuberger Berman/LSV Mid-Cap Value.	152,879,410	—	17,000,000	—	139,653,598
Parametric Emerging Markets Equity	156,269,543	—	7,500,000	—	148,290,102
PIMCO Limited Maturity Bond	715,100	—	—	—	722,016
Prudential Core Bond	119,225,889	—	—	—	119,012,985
Prudential Global Short Duration High Yield	16,302	94,688	16,507	212	95,266
Prudential Short Duration High Yield	—	76,918	—	431	76,128
QMA Emerging Markets Equity	122,267,360	—	7,500,000	—	119,271,620
QMA International Core Equity	—	169,955,276	11,000,000	—	169,230,691
QMA US Equity Alpha	204,257,962	30,714,971	17,000,000	—	221,637,446
Small-Cap Growth	21,299,411	—	7,605,000	—	15,667,082
Small-Cap Growth Opportunities	13,935,296	3,605,000	7,000,000	—	12,141,328
Small-Cap Value	137,013,878	—	12,000,000	—	127,065,191
T. Rowe Price Equity Income	52,913,451	—	31,926,945	—	20,455,543
T. Rowe Price Large-Cap Growth	18,228,368	6,254,981	5,000,000	—	20,633,096
T. Rowe Price Natural Resources	17,121,058	—	—	—	16,496,382
Western Asset Core Plus Bond	86,074,701	—	—	—	86,454,554

	$4,187,804,567	$321,332,278	$555,677,177	$643	$4,047,879,800

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Proceeds of Sales	Distributions Received	Value, End of Period
Capital Growth Asset Allocation
AQR Emerging Markets Equity	$32,149,384	$167,108	$14,503,000	$—	$18,356,346
AQR Large-Cap	1,356,698,096	186,667,079	54,065,000	—	1,518,726,129
Boston Partners Large-Cap Value	256,155,516	86,709,408	8,780,000	—	334,665,623
ClearBridge Dividend Growth	683,874,425	7,976,671	350,872,672	—	329,803,292

B13

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Proceeds of Sales	Distributions Received	Value, End of Period
Capital Growth Asset Allocation (continued)
Goldman Sachs Large-Cap Value	$341,512,761	$4,591,271	$13,377,198	$—	$337,940,764
Goldman Sachs Mid-Cap Growth	25,175,893	190,924	695,000	—	25,100,634
Goldman Sachs Small-Cap Value	92,014,577	—	—	—	94,261,326
Goldman Sachs Strategic Income	155,547,096	8,960,586	4,855,000	—	158,232,879
Herndon Large-Cap Value	241,779,837	11,502,430	7,890,000	—	246,339,002
High Yield	75,691,287	58,100,000	—	—	136,881,142
International Growth	843,598,401	32,132,746	197,004,398	—	738,884,295
International Value	838,616,320	34,132,746	194,348,003	—	728,895,470
Jennison Large-Cap Growth	240,800,535	167,885,486	19,855,000	—	410,690,622
Large-Cap Value	258,395,422	85,284,860	10,785,000	—	336,364,093
Loomis Sayles Large-Cap Growth	645,568,319	18,067,349	8,400,000	—	483,403,924
Lord Abbett Core Fixed-Income	300,856,169	6,404,363	187,796,436	—	309,646,623
MFS Growth	478,789,790	5,436,821	98,777,017	—	403,384,041
MFS Large-Cap Value	257,664,392	1,943,453	10,731,261	—	251,800,043
Mid-Cap Value	27,689,534	200,356	715,000	—	27,652,292
Money Market	10,989,739	65,332	—	—	11,055,071
Neuberger Berman Core Bond	157,506,545	9,968,585	5,355,000	—	162,067,634
Neuberger Berman Mid-Cap Growth	25,171,494	190,924	695,000	—	27,312,018
Neuberger Berman/LSV Mid-Cap Value	26,649,205	200,356	715,000	—	26,810,519
Parametric Emerging Markets Equity	27,629,934	146,219	10,431,000	—	17,267,924
PIMCO Limited Maturity Bond	56,809,181	494,299	925,000	—	56,926,809
Prudential Core Bond	814,850,607	42,834,930	26,725,000	—	829,324,791
QMA Emerging Markets Equity	21,041,991	104,442	10,306,000	—	11,293,380
QMA International Core Equity	—	354,167,921	10,455,000	—	364,351,623
QMA Large-Cap	1,358,612,349	180,374,232	49,065,000	—	1,509,999,040
Small-Cap Growth	177,978,207	1,160,132	43,326,022	—	152,767,631
Small-Cap Growth Opportunities	118,853,204	29,858,406	14,312,500	—	149,118,772
Small-Cap Value	228,549,765	2,283,081	18,420,000	—	215,922,610
T. Rowe Price Equity Income	340,113,994	4,472,905	173,954,515	—	166,464,781
T. Rowe Price Large-Cap Growth	238,175,801	83,438,179	12,758,000	—	323,093,308
T. Rowe Price Natural Resources	11,659,165	104,995	227,000	—	11,125,272
Templeton Global Bond	860,439	—	—	—	851,699
Western Asset Core Plus Bond	587,405,096	28,247,874	23,505,000	—	594,686,718
Western Asset Emerging Markets Debt	91,675,287	255,281	58,100,000	—	32,793,175

	$11,447,109,757	$1,454,721,750	$1,642,725,022	$—	$11,554,261,315

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Proceeds of Sales	Distributions Received	Value, End of Period
Goldman Sachs Multi-Asset
AST Goldman Sachs Strategic Income	$28,778,577	$—	$—	$—	$28,513,472

B14

Written options transactions, during the six months ended June 30, 2015, were as follows:

	Academic Strategies
	Number of Contracts/ Notional Amount	Premium
Balance at beginning of period	104,627,955	$12,481,769
Written options	255,711,690	21,213,035
Expired options	(130,083,450)	(8,159,924)
Closed options	(44,531,540)	(21,869,985)

Balance at end of period	185,724,655	$3,664,895

6.	Tax Information

All Portfolios are treated as partnerships for tax purposes. The character of the cash distributions, if any, made by the partnerships is generally classified as return of capital nontaxable distributions. After each fiscal year each shareholder of record will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value. The Portfolios generally attempt to manage their diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Management has analyzed the Portfolios’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provisions for income tax are required in the Portfolios’ financial statements for the current reporting period. The Portfolios’ federal, state and local income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

7.	Line of Credit

The Portfolios, along with other affiliated registered investment companies (the “Funds”), were parties to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 9, 2014 through October 8, 2015. The Funds pay an annualized commitment fee of 0.075% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

	Average Balance Outstanding During the Period	Average Interest Rate	Number of Days Balance Outstanding During the Year	Maximum Advance Outstanding During the Period	Outstanding Balance at June 30, 2015
Academic Strategies	$1,376,933	1.43%	15	$3,916,000	$643,000
ClearBridge Dividend Growth	3,069,778	1.43%	9	4,943,000	—
FI Pyramis® Asset Allocation	2,631,156	1.42%	64	34,063,000	340,000
Goldman Sachs Multi-Asset	710,000	1.43%	1	710,000	—
J.P. Morgan Strategic Opportunities	790,929	1.42%	14	1,671,000	—
New Discovery Asset Allocation	236,000	1.43%	5	310,000	—

8.	Capital

The Declaration of Trust permits the Trust’s Board of Trustees to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest with a par value of $.001 per share.

9.	Ownership

As of June 30, 2015, substantially all shares of the Portfolios were owned of record by the following affiliates of the Trust: Prudential Annuities Life Assurance Corporation (“PALAC”) and Pruco Life Insurance Company of

B15

New Jersey (“PLNJ”) and Pruco Life Insurance Company (“PLAZ”) on behalf of the owners of the variable insurance products issued by each of these entities; and by other Portfolios of the Advanced Series Trust as part of their investments.

10.	Reorganization

At a meeting held on June 15, 2015, the Board of Trustees of the Trust approved plans of reorganization whereby the Target Portfolios would be acquired by the respective Acquiring Portfolios of the Advanced Series Trust, in the table below.

Target Portfolios	Acquiring Portfolios
FI Pyramis® Asset Allocation	AST T. Rowe Price Asset Allocation Portfolio of Advanced Series Trust
Franklin Templeton Founding Funds Allocation	AST Prudential Growth Allocation Portfolio of Advanced Series Trust

The reorganizations are currently pending shareholder approval. A special meeting of shareholders of each Target Portfolio will be held on or about October 5, 2015 where shareholders of each Target Portfolio will be asked to approve or disapprove the respective plan of reorganization. It is expected that each reorganization, if approved, would be completed on or about October 16, 2015.

11.	New Accounting Pronouncement

In May 2015, the FASB issued ASU No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for the Fund for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

B16

Financial Highlights

(Unaudited)

	AST Academic Strategies Asset Allocation Portfolio
	Six Months Ended June 30, 2015		Year Ended December 31,
			2014		2013		2012(c)		2011		2010(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$13.05		$12.57		$11.43		$10.27		$10.61		$9.57

Income (Loss) From Investment Operations:
Net investment income (loss)	—	(d)	.02		—	(d)	.10		.11		.08
Net realized and unrealized gain (loss) on investments	.15		.46		1.14		1.18		(.39)		1.05

Total from investment operations	.15		.48		1.14		1.28		(.28)		1.13

Less Distributions:	—		—		—		(.12)		(.06)		(.09)

Net Asset Value, end of period	$13.20		$13.05		$12.57		$11.43		$10.27		$10.61

Total Return(a)	1.15%		3.82%		9.97%		12.57%		(2.66)%		11.96%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$6,997.7		$7,320.2		$7,926.8		$7,588.6		$5,973.4		$6,689.5
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.82	%(e)(f)	.83	%(f)	.86	%(f)	.91	%(f)	.77	%(f)	.70	%(f)
Expenses Before Waivers and/or Expense Reimbursement	.82	%(e)(f)	.83	%(f)	.86	%(f)	.92	%(f)	.85	%(f)	.82	%(f)
Net investment income (loss)	(.10	)%(e)	.09%		(.03)%		.87%		1.03%		.76%
Portfolio turnover rate	36	%(g)	65%		72%		102%		106%		75%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Less than $0.005 per share.

(e)	Annualized.

(f)	Includes dividend expense and broker fees and expenses on short sales of 0.04% for the six months ending June 2015 and 0.06%, 0.09%, 0.14%, 0.06%, and 0.04% for the years ended December 31, 2014, 2013, 2012, 2011, and 2010, respectively.

(g)	Not annualized.

	AST AQR Large-Cap Portfolio
	Six Months Ended June 30, 2015(d)		Year Ended December 31, 2014	April 29, 2013(c) through December 31, 2013
Per Share Operating Performance:
Net Asset Value, beginning of period	$13.32		$11.77	$10.00

Income From Investment Operations:
Net investment income	.10		.17	.09
Net realized and unrealized gain on investments	.18		1.38	1.68

Total from investment operations	.28		1.55	1.77

Net Asset Value, end of period	$13.60		$13.32	$11.77

Total Return(a)	2.10%		13.17%	17.70%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3,083.4		$2,791.3	$2,615.1
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.58	%(e)	.61%	.69	%(e)
Expenses Before Waivers and/or Expense Reimbursement	.83	%(e)	.83%	.83	%(e)
Net investment income	1.43	%(e)	1.25%	1.24	%(e)
Portfolio turnover rate	40	%(f)	61%	42	%(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Financial Highlights

(Unaudited)

	AST Capital Growth Asset Allocation Portfolio
	Six Months Ended June 30, 2015		Year Ended December 31,
			2014	2013	2012	2011	2010
Per Share Operating Performance:
Net Asset Value, beginning of period	$14.99		$14.01	$11.42	$10.14	$10.44	$9.32

Income (Loss) From Investment Operations:
Net investment income (loss)	(.01)		(.02)	(.03)	.09	.10	.05
Net realized and unrealized gain (loss) on investments	.37		1.00	2.62	1.29	(.35)	1.18

Total from investment operations	.36		.98	2.59	1.38	(.25)	1.23

Less Distributions:	—		—	—	(.10)	(.05)	(.11)

Net Asset Value, end of period	$15.35		$14.99	$14.01	$11.42	$10.14	$10.44

Total Return(a)	2.40%		7.00%	22.68%	13.73%	(2.43)%	13.37%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$13,158.7		$12,999.8	$12,055.0	$8,807.9	$6,556.1	$8,024.8
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.16	%(c)	.16%	.16%	.15%	.16%	.16%
Expenses Before Waivers and/or Expense Reimbursement	.16	%(c)	.16%	.16%	.16%	.16%	.16%
Net investment income (loss)	(.14	)%(c)	(.14)%	(.15)%	.86%	.85%	.60%
Portfolio turnover rate	12	%(d)	13%	57%	51%	69%	47%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Annualized.

(d)	Not annualized.

	AST ClearBridge Dividend Growth Portfolio
	Six Months Ended June 30, 2015(d)		Year Ended December 31, 2014	February 25, 2013(c) through December 31, 2013
Per Share Operating Performance:
Net Asset Value, beginning of period	$13.44		$11.83	$10.00

Income (Loss) From Investment Operations:
Net investment income	.11		.22	.17
Net realized and unrealized gain (loss) on investments	(.47)		1.39	1.66

Total from investment operations	(.36)		1.61	1.83

Net Asset Value, end of period	$13.08		$13.44	$11.83

Total Return(a)	(2.68)%		13.61%	18.30%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$786.9		$1,554.6	$1,396.4
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.83	%(e)	.83%	.87	%(e)
Expenses Before Waivers and/or Expense Reimbursement	.94	%(e)	.94%	.94	%(e)
Net investment income	1.65	%(e)	1.69%	1.72	%(e)
Portfolio turnover rate	12	%(f)	17%	15	%(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C2

Financial Highlights

(Unaudited)

	AST FI Pyramis® Asset Allocation Portfolio
	Six Months Ended June 30, 2015		Year Ended December 31,
			2014(c)	2013(c)		2012(c)		2011		2010(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$13.31		$12.59	$10.56		$9.35		$9.93		$8.80

Income (Loss) From Investment Operations:
Net investment income	.07		.16	.09		.11		.06		.04
Net realized and unrealized gain (loss) on investments	.43		.56	1.94		1.16		(.29)		1.13

Total from investment operations	.50		.72	2.03		1.27		(.23)		1.17

Less Distributions:	—		—	—		(.06)		(.35)		(.04)

Net Asset Value, end of period	$13.81		$13.31	$12.59		$10.56		$9.35		$9.93

Total Return(a)	3.76%		5.72%	19.22%		13.64%		(2.47)%		13.32%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3,419.4		$3,221.5	$2,822.9		$1,804.4		$928.2		$785.7
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.93	%(d)	.94%	1.15	%(e)	1.26	%(e)	1.32	%(e)	1.21	%(e)
Expenses Before Waivers and/or Expense Reimbursement	.95	%(d)	.95%	1.19	%(e)	1.34	%(e)	1.33	%(e)	1.22	%(e)
Net investment income	1.08	%(d)	1.20%	.76%		1.07%		.73%		.44%
Portfolio turnover rate	95	%(f)	199%	194%		217%		275%		334%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Annualized.

(e)	The expense ratio includes dividend expense and broker fees and expenses on short sales of 0.22%, 0.30%, 0.28% and 0.18% for the years ended December 31, 2013, 2012, 2011 and 2010, respectively.

(f)	Not annualized.

	AST Franklin Templeton Founding Funds Allocation Portfolio
	Six Months Ended June 30, 2015(d)		Year Ended December 31,		April 30, 2012(c) through December 31, 2012(d)
			2014	2013
Per Share Operating Performance:
Net Asset Value, beginning of period	$13.96		$13.53	$10.87	$10.00

Income (Loss) From Investment Operations:
Net investment income	.17		.36	.24	.09
Net realized and unrealized gain (loss) on investments	(.06)		.07	2.42	.78

Total from investment operations	.11		.43	2.66	.87

Net Asset Value, end of period	$14.07		$13.96	$13.53	$10.87

Total Return(a)	.79%		3.18%	24.47%	8.70%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$5,321.4		$5,526.3	$5,421.0	$3,845.1
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.03	%(e)	1.03%	1.03%	1.07	%(e)
Expenses Before Waivers and/or Expense Reimbursement	1.03	%(e)	1.03%	1.03%	1.10	%(e)
Net investment income	2.36	%(e)	2.53%	2.03%	1.32	%(e)
Portfolio turnover rate	11	%(f)	25%	32%	21	%(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C3

Financial Highlights

(Unaudited)

	AST Goldman Sachs Multi-Asset Portfolio
	Six Months Ended June 30, 2015		Year Ended December 31,
			2014	2013(c)	2012	2011	2010(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.10		$11.63	$10.59	$9.96	$10.55	$9.50

Income (Loss) From Investment Operations:
Net investment income	.08		.14	.07	.06	.07	.07
Net realized and unrealized gain (loss) on investments	.12		.33	.97	.93	(.12)	1.03

Total from investment operations	.20		.47	1.04	.99	(.05)	1.10

Less Distributions:	—		—	—	(.36)	(.54)	(.05)

Net Asset Value, end of period	$12.30		$12.10	$11.63	$10.59	$9.96	$10.55

Total Return(a)	1.65%		4.04%	9.82%	10.13%	(0.51)%	11.60%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,949.2		$3,000.0	$2,930.5	$2,613.2	$1,820.9	$1,666.9
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.84	%(d)	.86%	.69%	.23%	.25%	.26%
Expenses Before Waivers and/or Expense Reimbursement	1.06	%(d)	1.07%	.84%	.31%	.32%	.32%
Net investment income	1.17	%(d)	1.17%	.66%	.68%	.73%	.73%
Portfolio turnover rate(e)	122	%(f)	218%	339%	37%	105%	63%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Annualized.

(e)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(f)	Not annualized.

	AST J.P. Morgan Global Thematic Portfolio
	Six Months Ended June 30, 2015		Year Ended December 31,
			2014	2013	2012(c)	2011	2010(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$13.37		$12.57	$10.81	$9.64	$10.12	$8.92

Income (Loss) From Investment Operations:
Net investment income	.08		.19	.13	.11	.05	.05
Net realized and unrealized gain (loss) on investments	.15		.61	1.63	1.19	(.10)	1.18

Total from investment operations	.23		.80	1.76	1.30	(.05)	1.23

Less Distributions:	—		—	—	(.13)	(.43)	(.03)

Net Asset Value, end of period	$13.60		$13.37	$12.57	$10.81	$9.64	$10.12

Total Return(a)	1.72%		6.36%	16.28%	13.58%	(.57)%	13.82%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3,176.9		$3,146.7	$3,000.3	$2,288.4	$1,378.5	$1,280.7
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.06	%(d)	1.06%	1.07%	.58%	.26%	.29%
Expenses Before Waivers and/or Expense Reimbursement	1.06	%(d)	1.06%	1.07%	.64%	.32%	.33%
Net investment income	1.08	%(d)	1.43%	1.22%	1.05%	.60%	.58%
Portfolio turnover rate	29	%(e)	59%	68%	178%	131%	93%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Annualized.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C4

Financial Highlights

(Unaudited)

	AST J.P. Morgan Strategic Opportunities Portfolio
	Six Months Ended June 30, 2015(c)		Year Ended December 31,
			2014(c)		2013		2012(c)		2011		2010
Per Share Operating Performance:
Net Asset Value, beginning of period	$16.45		$15.60		$14.05		$12.90		$12.98		$12.15

Income (Loss) From Investment Operations:
Net investment income	.10		.21		.18		.21		.22		.12
Net realized and unrealized gain (loss) on investments	.12		.64		1.37		1.16		(.19)		.76

Total from investment operations	.22		.85		1.55		1.37		.03		.88

Less Distributions:	—		—		—		(.22)		(.11)		(.05)

Capital Contributions:(d)	—		—		—		—		—	(e)	—

Net Asset Value, end of period	$16.67		$16.45		$15.60		$14.05		$12.90		$12.98

Total Return(a)	1.34%		5.45%		11.03%		10.72%		0.23%		7.32%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,904.5		$2,978.4		$3,019.1		$2,730.2		$2,004.9		$2,071.9
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.21	%(f)(g)	1.22	%(g)	1.26	%(g)	1.29	%(g)	1.24	%(g)	1.24	%(g)
Expenses Before Waivers and/or Expense Reimbursement	1.21	%(f)(g)	1.22	%(g)	1.27	%(g)	1.32	%(g)	1.27	%(g)	1.26	%(g)
Net investment income	1.18	%(f)	1.34%		1.21%		1.54%		1.69%		1.08%
Portfolio turnover rate	35	%(h)	61%		75%		89%		116%		211%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	The Portfolio received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Portfolio shares during the fiscal year ended December 31, 2011. The Portfolio was not involved in the proceedings or in the calculation of the amount of settlement.

(e)	Less than $0.005 per share.

(f)	Annualized.

(g)	The expense ratio includes dividend expense and broker fees and expenses on short sales of 0.09% for the six months ending June 30, 2015 and 0.10%, 0.12%, 0.16%, 0.11% and 0.11% for the years ended December 31, 2014, 2013, 2012, 2011 and 2010, respectively.

(h)	Not annualized.

	AST New Discovery Asset Allocation Portfolio
	Six Months Ended June 30, 2015		Year Ended December 31,		April 30, 2012(c) through December 31, 2012
			2014	2013
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.89		$12.26	$10.31	$10.00

Income From Investment Operations:
Net investment income	.07		.12	.11	.08
Net realized and unrealized gain on investments	.12		.51	1.84	.35

Total from investment operations	.19		.63	1.95	.43

Less Distributions:	—		—	—	(0.12)

Net Asset Value, end of period	$13.08		$12.89	$12.26	$10.31

Total Return(a)	1.47%		5.14%	18.91%	4.41%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$776.9		$753.0	$659.0	$404.2
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.00	%(d)	1.00%	1.03%	1.06	%(d)
Expenses Before Waivers and/or Expense Reimbursement	1.00	%(d)	1.01%	1.03%	1.06	%(d)
Net investment income	1.09	%(d)	1.00%	1.08%	1.03	%(d)
Portfolio turnover rate	40	%(e)	105%	60%	143	%(e)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Annualized.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C5

Approval of Advisory Agreements

Renewal of Management and Subadvisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the Board) of Advanced Series Trust (the Trust, and the series thereof, the Portfolios) consists of ten individuals, nine of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and each of its Portfolios, their operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee, and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreements with Prudential Investments LLC (PI) and AST Investment Services, Inc. (ASTIS),1 and each Portfolio’s subadvisory agreement(s). As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 15-16, 2015 (the Meeting) and approved the renewal of the agreements through July 31, 2016, after concluding that the renewal of the agreements was in the best interests of the Trust, each Portfolio and each Portfolio’s beneficial shareholders.

In advance of the Meeting, the Trustees received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant peer universe and peer group, as is further discussed below.

In approving the agreements, the Trustees, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of each Portfolio, the profitability of the Manager and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting as well as information provided throughout the year at regular and special Board meetings, including presentations from the Manager and subadviser personnel such as portfolio managers.

The Trustees determined that the overall arrangements between the Trust and the Manager, which serves as the Trust’s investment manager pursuant to a management agreement, and between the Manager and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with PI, are in the best interest of the Trust, each Portfolio and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, quality and extent of services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by the Manager and each subadviser. The Board considered the services provided by the Manager, including but not limited to the oversight of the subadvisers, as well as the provision of recordkeeping and compliance services to the Trust. With respect to the Manager’s oversight of the subadvisers, the Board noted that PI’s Strategic Investment Research Group (SIRG), a business unit of PI, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that the Manager pays the salaries of all of the officers and management Trustees of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with each Portfolio’s investment restrictions, policies and procedures. The Board considered the Manager’s evaluation of the subadvisers, as well as the Manager’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

[1]	When used herein, the term “Manager” refers to PI and ASTIS collectively with respect to each Portfolio discussed herein.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management responsible for the oversight of each Portfolio and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to the Manager’s and each subadviser’s organizational structure, senior management, investment operations, and other relevant information pertaining to PI and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to both the Manager and each subadviser. The Board noted that Prudential Investment Management, Inc. (PIM), Quantitative Management Associates LLC (QMA), and Jennison Associates LLC (Jennison), which serve as subadvisers to certain of the Portfolios, are each affiliated with the Manager.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by the Manager and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that each Portfolio benefits from the services provided by the Manager and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by the Manager

The Board was provided with information on the profitability of the Manager and its affiliates in serving as the Trust’s investment manager. The Board discussed with the Manager the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board considered information regarding the profitability of PIM, Jennison and QMA, each of which are affiliates of the Manager, on a consolidated basis. Taking these factors into account, the Board concluded that the profitability of the Manager and its affiliates in relation to the services rendered was not unreasonable.

The Board concluded that the level of profitability of a subadviser not affiliated with the Manager may not be as significant as the Manager’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by the Manager and the unaffiliated subadvisers, as well as the fact that the Manager compensates the subadvisers out of its management fee.

Economies of Scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as each Portfolio’s assets grow beyond current levels. The Board noted that the management fee schedules for most of the Portfolios of the Trust contain breakpoints, which have the effect of decreasing the fee rate as assets increase, and that at current asset levels the effective fee rates for many of the Portfolios reflected some of these rate reductions. The Board took note that the fee structure for those Portfolios currently results in benefits to Portfolio shareholders whether or not the Manager realizes any economies of scale. The Board considered that economies of scale can be shared with the Portfolios in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment.

The Board further noted that shareholders of most of the Portfolios of the Trust had recently approved an amended shareholder service and distribution (12b-1) plan that would increase the 12b-1 fee payable by the Portfolios covered by the plan, and that in connection with the approval of the plan, the Manager had agreed to a reduction in the contractual management fee rates for each Portfolio of the Trust covered by the plan. The Board also noted that the reduced contractual management fee rates were scheduled to become effective as of July 1, 2015.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Manager’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to the Manager and the Subadvisers

The Board considered potential ancillary benefits that might be received by the Manager, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by the Manager included fees received by affiliates of the Manager for serving as the Portfolios’ securities lending agent, compensation received by insurance company affiliates of the Manager from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from the Manager’s association with the Trust. The Board also considered information provided by the Manager regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of the Manager at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by the Manager and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio, the Board also considered certain additional specific factors and made related conclusions relating to the historical performance of the Portfolios (depending on each Portfolio’s inception date) for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2014, except as otherwise noted below. The Board compared the historical performance of each Portfolio to the comparable performance of the Portfolio’s benchmark index, and to a universe of mutual funds that were determined by Lipper Inc. (Lipper), an independent provider of mutual fund data, to be similar to the Portfolio (the Peer Universe).

The Board also considered each Portfolio’s actual management fee, as well as each Portfolio’s net total expense ratio, for the calendar year 2014. The Board considered the management fee for each Portfolio as compared to the management fee charged by the Manager to other funds and the fee charged by other advisers to comparable mutual funds in a group of mutual funds that were determined by Lipper to be similar to the Portfolio (the Peer Group). The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively determined by Lipper. To the extent that the Manager deemed appropriate, and for reasons addressed in detail with the Board, the Manager may have provided, and the Board may have considered, supplemental data compiled by Lipper for the Board’s consideration. Further, to the extent that it deemed appropriate, and for the reasons summarized below, for certain Portfolios the Board considered information provided by a different, independent third-party provider, JDL Consultants, Inc. (“JDL Consultants”). The comparisons used by the Board placed the Portfolios in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The sections below summarize key factors considered by the Board and the Board’s conclusions regarding each Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of portfolio expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

AST Academic Strategies Asset Allocation Portfolio*
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	2nd Quartile	N/A
Actual Management Fees: 2nd Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board and PI agreed to continue the existing voluntary expense cap whereby the Portfolio’s underlying fund fees and expenses are capped at 0.685% of the Portfolio’s average daily net assets.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*	The Board considered PI’s assertion that the Peer Universe selected for the Portfolio by Lipper did not provide a meaningful basis for peer fund performance and expense comparisons, due to the fact that, unlike the funds in the Peer Universe, the Portfolio was structured to allocate assets in underlying funds following traditional strategies and to allocate assets in non-traditional investment strategies. Consequently, the Board considered an alternative peer performance and peer expense analysis prepared at the request of the Board by JDL Consultants, which utilized peer groups reflective of the Portfolio’s traditional and non-traditional investment strategies.

AST AQR Large-Cap Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period.

•	The Board noted that the Portfolio does not yet have a three-year performance record and that, therefore, the subadviser should have more time to develop that record.

•	The Board noted that the PI had contractually agreed to waive 0.24% of its management fee through June 30, 2016.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Capital Growth Asset Allocation Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	3rd Quartile	N/A
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over all periods.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST ClearBridge Dividend Growth Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	N/A	N/A	N/A
Actual Management Fees: 3rd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period.

•	The Board noted that the Portfolio does not yet have a three-year performance record and that, therefore, the subadviser should have more time to develop that record.

•	The Board noted that PI had contractually agreed to waive 0.11% of its management fee through June 30, 2016.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST FI Pyramis® Asset Allocation Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	2nd Quartile	N/A
Actual Management Fees: 4th Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three- and five-year periods, although it underperformed its benchmark index over the one-year period.

•	The Board noted that PI had contractually agreed to waive 0.018% of its management fee through June 30, 2016.

•

The Board noted that, based on a recommendation by PI, it had approved seeking shareholder approval for a reorganization (merger) of the Portfolio pursuant to which the Portfolio would be acquired by another Portfolio of the Trust, and would thereafter cease to exist.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements on an interim basis pending shareholder approval of the proposed reorganization, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Franklin Templeton Founding Funds Allocation Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	N/A	N/A	N/A
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over the one-year period.

•

The Board noted that, based on a recommendation by PI, it had approved seeking shareholder approval for a reorganization (merger) of the Portfolio pursuant to which the Portfolio would be acquired by another Portfolio of the Trust, and would thereafter cease to exist.

•	The Board noted that PI had contractually agreed to cap Portfolio expenses at 1.10% through June 30, 2016.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements on an interim basis pending shareholder approval of the proposed reorganization, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Goldman Sachs Multi-Asset Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	4th Quartile	4th Quartile	N/A
Actual Management Fees: 3rd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over all periods.

•

The Board noted that in April 2013, the Portfolio’s investment policies and investment strategies were changed and a new subadviser assumed management of the Portfolio, and that as a result, the Portfolio’s prior performance history was not attributable to the current subadviser or strategy.

•

The Board considered that the Portfolio’s recent performance had shown improvement, with the Portfolio ranked in the first quartile of its Peer Universe and outperforming its benchmark index during the first quarter of 2015.

•	The Board also noted that it would continue to closely monitor the performance of the Portfolio.

•	The Board noted that PI had contractually agreed to waive 0.213% of its management fee through June 30, 2016.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the management and subadvisory agreements and to continue to allow the subadviser to develop a performance record, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST J.P. Morgan Global Thematic Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	3rd Quartile	3rd Quartile	N/A
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board noted that the Portfolio had appointed a new subadviser and implemented new investment policies and strategies during August 2012, and therefore the Portfolio’s performance record did not fully reflect the current subadvisers’ management.

•	The Board considered the Fund’s improved comparative performance over the one-year period.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST J.P. Morgan Strategic Opportunities Portfolio*
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	2nd Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and it shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*	The Board considered PI’s assertion that the Peer Universe selected for the Portfolio by Lipper did not provide a meaningful basis for peer fund performance and expense comparisons, due to the fact that, unlike the funds in the Peer Universe, the Portfolio was structured to allocate assets in underlying funds following traditional strategies and to allocate assets in non-traditional investment strategies. Consequently, the Board considered an alternative peer performance and peer expense analysis prepared at the request of the Board by JDL Consultants, which utilized peer groups reflective of the Portfolio’s traditional and non-traditional investment strategies.

AST New Discovery Asset Allocation Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	N/A	N/A	N/A
Actual Management Fees: 4th Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over the one-year period.

•	The Board further noted that the Portfolio did not yet have a three-year performance record, and therefore, the subadvisers should have more time to develop that record.

•

The Board noted that PI had contractually agreed to waive 0.009% of its management fee through June 30, 2016, and had also implemented a contractual expense cap which capped net Portfolio expenses at 1.08% through June 30, 2016.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, each Portfolio and its beneficial shareholders.

Proxy Voting Results (Unaudited)

At a special meeting of shareholders held on June 11, 2015, shareholders of each of the portfolios which comprise the Advanced Series Trust (AST) approved a proposal to elect twelve trustees of AST. Shareholders of all portfolios voted together on the proposal:

	Voted	% of Total	% of Voted
Susan Davenport Austin
For	12,786,027,549.949	96.747%	96.807%
Withhold	421,779,012.808	3.191	3.193

Sherry S. Barrat
For	12,793,209,763.913	96.801	96.861
Withhold	414,596,798.844	3.137	3.139

Jessica M. Bibliowicz
For	12,784,009,516.234	96.732	96.792
Withhold	423,797,046.523	3.206	3.208

Kay Ryan Booth
For	12,792,614,594.149	96.797	96.857
Withhold	415,191,968.608	3.141	3.143

Timothy S. Cronin
For	12,797,158,035.484	96.831	96.891
Withhold	410,648,527.273	3.107	3.109

Delayne Dedrick Gold
For	12,757,727,225.718	96.533	96.593
Withhold	450,079,337.039	3.405	3.407

Robert F. Gunia
For	12,784,735,872.531	96.737	96.797
Withhold	423,070,690.226	3.201	3.203

W. Scott McDonald, Jr., PhD
For	12,754,057,319.234	96.505	96.565
Withhold	453,749,243.523	3.433	3.435

Thomas T. Mooney
For	12,769,347,987.833	96.621	96.681
Withhold	438,458,574.924	3.317	3.319

Thomas M. O’Brien
For	12,793,709,607.324	96.805	96.865
Withhold	414,096,955.433	3.133	3.135

At the same special meeting of shareholders, shareholders of each portfolio identified below approved the following proposal: To approve a policy to permit the manager to enter into or make material changes to portfolio subadvisory agreements with wholly-owned subadvisers without shareholder approval.

	Shares Voted	% of Total	% of Voted
AST Academic Strategies Asset Allocation Portfolio
For	417,659,103.291	75.885%	75.894%
Against	92,234,816.921	16.758	16.760
Abstain	40,431,689.324	7.346	7.346

AST AQR Large-Cap Portfolio
For	223,862,255.971	99.910	99.911
Against	111,268.161	0.050	0.049
Abstain	89,837.007	0.040	0.040

AST Capital Growth Asset Allocation Portfolio
For	660,204,228.618	75.907	75.907
Against	151,722,466.846	17.444	17.445
Abstain	57,828,742.356	6.649	6.648

AST ClearBridge Dividend Growth Portfolio
For	78,001,833.035	97.590	97.590
Against	1,371,886.644	1.716	1.716
Abstain	554,772.230	0.694	0.694

AST FI Pyramis® Asset Allocation Portfolio
For	188,418,120.730	77.212	77.212
Against	40,644,509.635	16.656	16.656
Abstain	14,964,969.743	6.132	6.132

AST Franklin Templeton Founding Funds Allocation Portfolio
For	310,615,012.942	80.213	80.222
Against	54,270,367.693	14.014	14.016
Abstain	22,313,165.221	5.762	5.762

AST Goldman Sachs Multi-Asset Portfolio
For	189,160,472.917	77.008	77.009
Against	40,771,905.823	16.599	16.598
Abstain	15,703,550.259	6.393	6.393

AST J.P. Morgan Global Thematic Portfolio
For	180,717,931.401	76.619	76.619
Against	39,902,180.518	16.917	16.917
Abstain	15,247,391.224	6.464	6.464

AST J.P. Morgan Strategic Opportunities Portfolio
For	134,494,288.653	75.184	75.185
Against	32,764,771.228	18.315	18.316
Abstain	11,626,410.732	6.499	6.499

	Shares Voted	% of Total	% of Voted
AST New Discovery Asset Allocation Portfolio
For	46,761,048.589	79.242%	79.243%
Against	9,163,960.701	15.529	15.530
Abstain	3,085,008.800	5.228	5.227

At the same special meeting of shareholders, shareholders of each portfolio identified below approved the following proposal: To approve a shareholder services and distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, for the shares of the portfolio.

	Shares Voted	% of Total	% of Voted
AST Academic Strategies Asset Allocation Portfolio
For	487,373,326.276	88.551%	88.561%
Against	27,939,223.373	5.076	5.077
Abstain	35,013,059.887	6.362	6.362

AST AQR Large-Cap Portfolio
For	223,891,211.351	99.923	99.924
Against	109,257.727	0.049	0.048
Abstain	62,892.061	0.028	0.028

AST ClearBridge Dividend Growth Portfolio
For	78,918,447.763	98.736	98.737
Against	518,355.793	0.649	0.648
Abstain	491,688.353	0.615	0.615

AST FI Pyramis® Asset Allocation Portfolio
For	218,596,454.763	89.578	89.579
Against	12,264,140.344	5.026	5.026
Abstain	13,167,005.001	5.396	5.395

AST Franklin Templeton Founding Funds Allocation Portfolio
For	349,852,626.929	90.345	90.355
Against	16,880,206.960	4.359	4.360
Abstain	20,465,711.967	5.285	5.285

AST Goldman Sachs Multi-Asset Portfolio
For	219,387,408.350	89.314	89.315
Against	12,608,969.594	5.133	5.133
Abstain	13,639,551.055	5.553	5.552

AST J.P. Morgan Global Thematic Portfolio
For	209,134,815.398	88.666	88.667
Against	14,415,516.010	6.112	6.111
Abstain	12,317,171.735	5.222	5.222

AST J.P. Morgan Strategic Opportunities Portfolio
For	157,846,061.548	88.237	88.239
Against	9,794,887.450	5.475	5.476
Abstain	11,244,521.615	6.286	6.285

	Shares Voted	% of Total	% of Voted
AST New Discovery Asset Allocation Portfolio
For	53,258,228.179	90.252%	90.253%
Against	2,860,483.125	4.847	4.848
Abstain	2,891,306.786	4.900	4.899

This report must be preceded or accompanied by the current prospectuses for the Advanced Series Trust portfolios and the applicable variable annuity or variable life contract. The prospectuses contain information on the contract and the investment objectives, risks, charges and expenses of the portfolios, and should be read carefully.

A description of the Trust’s proxy voting policies and procedures is available, without charge, upon request by calling the appropriate phone number listed below. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (the Commission) at www.sec.gov and on the Fund’s website at www.prudential.com/variableinsuranceportfolios.

The Trust files with the Commission a complete listing of portfolio holdings as of its first and third quarter-end on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call (800)SEC-0330. Form N-Q is also available on the Trust’s website or by calling the telephone number referenced below.

The Trust’s Statement of Additional Information contains additional information about the Trust’s Trustees and is available without charge upon request by calling the appropriate phone number listed below.

This report may include financial information pertaining to certain portfolios that are not available through the variable annuity contract or the variable life insurance policy that you have chosen. Please refer to your variable product prospectus to determine which portfolios are available to you.

To contact your client services representative, please call the phone number listed below. Thank you.

Owners of Individual Annuity contracts should call (888) 778-2888.

Owners of Individual Life Insurance contracts should call (800) 778-2255.

The Advanced Series Trust is distributed by Prudential Annuities Distributors, Inc., One Corporate Drive, Shelton, CT, 06484, member SIPC, a Prudential Financial company and solely responsible for its own financial condition and contractual obligations.

Annuity contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

The Prudential Insurance Company of America 751 Broad Street Newark, NJ 07102-3777	PRSRT STD U.S. POSTAGE PAID PORTLAND, OR PERMIT NO. 137

The Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and The Prudential Insurance Company of America are available upon request. You may call (888)778-2888 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

To reduce costs, we now generally send only a single copy of prospectuses and shareholder reports to each household (householding) in lieu of sending a copy to each Contract Owner who resides in the household. Householding is not yet available on all products. You should be aware that by calling (877)778-5008, you can revoke, or “opt out,” of householding at any time, which may increase the volume of mail you will receive.

©2015 Prudential Financial, Inc. and its related entities. Prudential Investments, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

0248475-00004-00    AST-SAR-D

ADVANCED SERIES TRUST

SEMIANNUAL REPORT • JUNE 30, 2015

Based on the variable contract you own or the portfolios you invested in, you may receive additional reports that provide financial information on those investment choices. Please refer to your variable annuity contract prospectus to determine which portfolios are available to you.

The views expressed in this report and information about the Trust’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2015, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Please note that this document may include prospectus supplements that are separate from and not a part of this report. Please refer to your variable annuity or variable life insurance contract prospectus to determine which supplements are applicable to you.

For information regarding enrollment in the e-Delivery program, please see the inside front cover of this report.

AST Multi-Sector Fixed Income Portfolio

By enrolling in e-Delivery, you’ll gain secure, online access to important documents with the flexibility to choose which documents you receive in the mail… and which ones you don’t!

Individual Annuity Contract Owners - Get started by visiting www.prudentialannuities.com/investor/edelivery and follow the instructions on the screen, or scan the code below.

Individual Life Insurance Contract Owners - To receive your reports online, go to www.prudential.com/edelivery, or scan the code below.

Save paper and reduce clutter.

Receive Prospectuses and Reports electronically by enrolling today!

Advanced Series Trust Table of Contents	Semiannual Report	June 30, 2015

■	LETTER TO CONTRACT OWNERS

■	PRESENTATION OF PORTFOLIO HOLDINGS

■	FEES AND EXPENSES

■	FINANCIAL REPORTS

Section A	Schedule of Investments and Financial Statements
Section B	Notes to Financial Statements
Section C	Financial Highlights

■	APPROVAL OF ADVISORY AGREEMENTS

■	PROXY VOTING RESULTS

Advanced Series Trust Letter to Contract Owners	Semiannual Report	June 30, 2015

■	DEAR CONTRACT OWNER

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. This Advanced Series Trust semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 135 years. The quality of our businesses and risk diversification has enabled us to manage effectively through volatile markets over time. We believe the array of our products provides a highly attractive value proposition to clients like you who are focused on financial security.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Timothy S. Cronin

President,

Advanced Series Trust	July 31, 2015

Advanced Series Trust Presentation of Portfolio Holdings — unaudited	June 30, 2015

AST Multi-Sector Fixed Income
Allocation	(% of Net Assets	)
Corporate Bonds	87.3%
Commercial Mortgage-Backed Securities	8.3%
Municipal Bonds	1.6%
Foreign Agency	0.2%
U.S. Treasury Obligations	0.1%

For a complete listing of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Fees and Expenses — unaudited	June 30, 2015

As a contract owner investing in Portfolios of the Trust through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2015 through June 30, 2015.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fees and charges were included, your costs would have been higher.

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Annualized Expense Ratio based on the Six-Month Period	Expenses Paid During the Six-Month Period*
AST Multi-Sector Fixed Income Portfolio	Actual	$1,000.00	$973.90	0.78%	$3.82
	Hypothetical	$1,000.00	$1,020.93	0.78%	$3.91

* Portfolio expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2015, and divided by the 365 days in the Portfolio’s fiscal year ending December 31, 2015 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

AST MULTI-SECTOR FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

LONG-TERM INVESTMENTS — 97.6%	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES — 8.3%
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A	5.732%	(c)	04/10/49	2,397	$2,532,895
Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class A3	4.095%		09/10/46	2,500	2,691,323
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A4	3.575%		05/10/47	7,370	7,596,546
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A3	3.356%		07/10/47	20,000	20,244,080
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class A3	2.935%		04/10/48	15,000	14,556,945
Citigroup Commercial Mortgage Trust, Series 2015-GC31, Class A3	3.497%		06/10/45	15,000	15,139,500
Commercial Mortgage Trust, Series 2012-LC4, Class A3	3.069%		12/10/44	400	414,602
Commercial Mortgage Trust, Series 2013-CR12, Class A3	3.765%		10/10/46	5,000	5,257,175
Commercial Mortgage Trust, Series 2013-LC13, Class A4	3.916%		08/10/46	2,500	2,657,983
Commercial Mortgage Trust, Series 2014-CR15, Class A3	3.796%		02/10/47	8,000	8,370,880
Commercial Mortgage Trust, Series 2014-CR18, Class A4	3.550%		07/15/47	10,000	10,268,900
Commercial Mortgage Trust, Series 2014-CR20, Class A3	3.326%		11/10/47	23,000	23,146,671
Commercial Mortgage Trust, Series 2014-UBS4, Class A4	3.420%		08/10/47	20,000	20,264,320
Commercial Mortgage Trust, Series 2014-UBS6, Class A4	3.378%		12/10/47	2,000	2,019,694
Commercial Mortgage Trust, Series 2015-CR22, Class A4	3.048%		03/10/48	15,000	14,707,245
Commercial Mortgage Trust, Series 2015-DC1, Class A4	3.078%		02/10/48	10,000	9,836,120
Commercial Mortgage Trust, Series 2015-LC21, Class A3	3.445%		07/10/48	17,000	17,150,569
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class A3	3.236%		04/15/50	7,500	7,515,487
GS Mortgage Securities Trust, Series 2013-GC12, Class A3	2.860%		06/10/46	2,000	1,988,890
GS Mortgage Securities Trust, Series 2014-GC18, Class A3	3.801%		01/10/47	10,000	10,467,990
GS Mortgage Securities Trust, Series 2014-GC22, Class A4	3.587%		06/10/47	15,000	15,466,140
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class A3	3.928%		01/15/47	10,000	10,601,220
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A3A1	3.538%		09/15/47	15,000	15,369,675
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A3	3.139%		06/15/45	453	466,016
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694%		04/15/46	2,000	1,961,282
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A3	6.029%	(c)	06/12/50	98	98,778
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class A3	3.973%		10/15/46	5,500	5,870,167
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A5	5.416%	(c)	01/15/45	500	506,561
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A5	5.896%	(c)	05/15/43	500	512,859

SEE NOTES TO FINANCIAL STATEMENTS.

A1

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A1A	5.608%	(c)	05/15/46	3,290	$3,471,026
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class A3	3.986%		07/15/46	1,000	1,068,443
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A4	3.548%		08/15/50	15,000	15,421,980
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class A3	3.368%		06/15/48	13,200	13,197,343
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A4	2.925%		04/15/50	15,000	14,548,800
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class A4	3.766%		03/15/47	5,000	5,240,930

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $299,307,879)					300,629,035

CORPORATE BONDS — 87.3%
Aerospace & Defense — 1.4%
BAE Systems Holdings, Inc. (United Kingdom), Gtd. Notes, 144A	4.750%		10/07/44	2,675	2,619,550
Lockheed Martin Corp., Sr. Unsec’d. Notes	3.800%		03/01/45	13,790	12,293,247
Northrop Grumman Corp., Sr. Unsec’d. Notes(a)	3.850%		04/15/45	3,080	2,710,018
Northrop Grumman Corp., Sr. Unsec’d. Notes	4.750%		06/01/43	500	505,135
Northrop Grumman Systems Corp., Gtd. Notes	7.875%		03/01/26	2,000	2,669,710
Raytheon Co., Sr. Unsec’d. Notes	4.875%		10/15/40	2,100	2,236,668
Textron, Inc., Sr. Unsec’d. Notes	3.650%		03/01/21	1,500	1,530,591
Textron, Inc., Sr. Unsec’d. Notes	7.250%		10/01/19	750	877,841
United Technologies Corp., Sr. Unsec’d. Notes	4.150%		05/15/45	11,970	11,429,722
United Technologies Corp., Sr. Unsec’d. Notes	4.500%		06/01/42	10,350	10,514,513
United Technologies Corp., Sr. Unsec’d. Notes	7.500%		09/15/29	3,900	5,444,205

					52,831,200

Airlines — 1.2%
American Airlines 2013-1 Class A Pass-Through Trust, Pass-Through Certificates	4.000%		07/15/25	2,309	2,338,272
American Airlines 2013-2 Class A Pass-Through Trust, Pass-Through Certificates	4.950%		01/15/23	11,306	12,012,665
American Airlines 2015-1 Class A Pass-Through Trust, Pass-Through Certificates(a)	3.375%		05/01/27	9,965	9,840,437
Continental Airlines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	5.983%		04/19/22	364	405,670
Delta Air Lines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	6.821%		08/10/22	605	694,380
Delta Air Lines 2009-1 Class A Pass-Through Trust, Pass-Through Certificates	7.750%		12/17/19	207	236,548
Delta Air Lines 2012-1 Class A Pass-Through Trust, Pass-Through Certificates	4.750%		05/07/20	1,663	1,779,860
Northwest Airlines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	7.027%		11/01/19	2,271	2,548,930
United Airlines 2013-1 Class A Pass-Through Trust, Pass-Through Certificates	4.300%		08/15/25	3,248	3,345,642
United Airlines 2014-1 Class A Pass-Through Trust, Pass-Through Certificates	4.000%		10/11/27	4,500	4,545,000
United Airlines 2014-2 Class A Pass-Through Trust, Pass-Through Certificates	3.750%		09/03/26	5,500	5,445,000
US Airways 2013-1 Class A Pass-Through Trust, Pass-Through Certificates	3.950%		11/15/25	281	282,521

SEE NOTES TO FINANCIAL STATEMENTS.

A2

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Airlines (continued)
					$43,474,925

Automobiles — 2.9%
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.250%		03/02/20	15,135	14,951,806
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.875%		03/10/21	3,500	3,529,827
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	3.875%		09/15/21	1,359	1,438,202
Delphi Corp., Gtd. Notes	4.150%		03/15/24	7,000	7,236,061
Ford Motor Co., Sr. Unsec’d. Notes(a)	4.750%		01/15/43	1,100	1,066,562
Ford Motor Co., Sr. Unsec’d. Notes	6.625%		10/01/28	2,800	3,409,834
Ford Motor Co., Sr. Unsec’d. Notes	7.450%		07/16/31	9,125	11,659,989
Ford Motor Co., Sr. Unsec’d. Notes(a)	7.700%		05/15/97	2,000	2,432,490
Ford Motor Co., Sr. Unsec’d. Notes	9.980%		02/15/47	2,300	3,496,890
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(a)	3.219%		01/09/22	7,350	7,267,577
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(a)	4.375%		08/06/23	500	518,549
General Motors Co., Sr. Unsec’d. Notes	4.000%		04/01/25	800	785,307
General Motors Co., Sr. Unsec’d. Notes(a)	5.000%		04/01/35	10,000	9,816,660
General Motors Co., Sr. Unsec’d. Notes	6.250%		10/02/43	6,075	6,776,997
General Motors Financial Co., Inc., Gtd. Notes	2.400%		04/10/18	8,300	8,320,634
General Motors Financial Co., Inc., Gtd. Notes	2.625%		07/10/17	6,500	6,570,733
General Motors Financial Co., Inc., Gtd. Notes	4.375%		09/25/21	5,000	5,189,500
Johnson Controls, Inc., Sr. Unsec’d. Notes	4.950%		07/02/64	3,170	3,011,975
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.000%		04/29/20	7,915	7,905,106

					105,384,699

Banks — 6.7%
Bank of America Corp., Jr. Sub. Notes(a)	6.100%	(c)	12/31/49	6,300	6,221,250
Bank of America Corp., Jr. Sub. Notes(a)	6.250%	(c)	12/31/49	5,075	5,052,822
Bank of America Corp., Jr. Sub. Notes	6.500%	(c)	12/31/49	2,000	2,070,000
Bank of America Corp., Sr. Unsec’d. Notes, MTN(a)	4.875%		04/01/44	5,725	5,815,026
Bank of America Corp., Sr. Unsec’d. Notes, MTN(a)	5.000%		01/21/44	4,785	4,968,184
Bank of America Corp., Sub. Notes	3.950%		04/21/25	6,000	5,779,140
Bank of America Corp., Sub. Notes	6.110%		01/29/37	1,000	1,120,818
Bank of America Corp., Sub. Notes, MTN(a)	4.000%		01/22/25	10,300	10,035,228
Bank of America Corp., Sub. Notes, MTN	4.200%		08/26/24	6,650	6,633,987
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.650%		03/16/25	6,275	5,934,882
Capital One Financial Corp., Jr. Sub. Notes(a)	5.550%	(c)	12/31/49	8,000	7,930,000
CIT Group, Inc., Sr. Unsec’d. Notes	3.875%		02/19/19	1,200	1,191,000
CIT Group, Inc., Sr. Unsec’d. Notes, 144A	5.500%		02/15/19	300	312,750
Citigroup, Inc., Sr. Unsec’d. Notes(a)	4.950%		11/07/43	4,065	4,214,287
Citigroup, Inc., Sr. Unsec’d. Notes	5.875%		01/30/42	5,000	5,849,305
Citigroup, Inc., Sr. Unsec’d. Notes	6.875%		02/15/98	2,825	3,570,218
Citigroup, Inc., Sr. Unsec’d. Notes	8.125%		07/15/39	2,000	2,870,724
Citigroup, Inc., Sub. Notes	4.300%		11/20/26	7,500	7,333,665
Citigroup, Inc., Sub. Notes	5.300%		05/06/44	2,695	2,743,588
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes, 144A	4.875%		05/15/45	12,225	11,762,565
Discover Bank, Sr. Unsec’d. Notes	4.200%		08/08/23	725	733,841
First Tennessee Bank NA, Sr. Unsec’d. Notes	2.950%		12/01/19	1,335	1,334,336
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.375%	(c)	12/31/49	8,100	8,001,990

SEE NOTES TO FINANCIAL STATEMENTS.

A3

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Banks (continued)
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes(a)	5.700%	(c)	12/31/49	3,325	$3,336,970
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.625%		01/22/23	225	223,581
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%		01/24/22	700	796,228
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.250%		02/01/41	2,000	2,367,092
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	4.000%		03/03/24	2,200	2,238,386
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN(a)	4.800%		07/08/44	5,500	5,429,226
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	6.000%		06/15/20	2,000	2,285,452
Goldman Sachs Group, Inc. (The), Sub. Notes	5.150%		05/22/45	8,275	7,983,124
Goldman Sachs Group, Inc. (The), Sub. Notes	6.750%		10/01/37	9,660	11,330,678
HSBC Holdings PLC (United Kingdom), Sub. Notes	5.250%		03/14/44	1,330	1,379,569
Intesa Sanpaolo SpA (Italy), Gtd. Notes	2.375%		01/13/17	814	818,000
JPMorgan Chase & Co., Jr. Sub. Notes(a)	5.000%	(c)	12/31/49	7,000	6,851,250
JPMorgan Chase & Co., Jr. Sub. Notes(a)	5.150%	(c)	12/31/49	1,800	1,712,880
JPMorgan Chase & Co., Jr. Sub. Notes	5.300%	(c)	12/31/49	6,990	6,938,274
JPMorgan Chase & Co., Jr. Sub. Notes(a)	6.100%	(c)	12/31/49	6,000	6,021,000
JPMorgan Chase & Co., Jr. Sub. Notes	7.900%	(c)	04/29/49	4,400	4,654,100
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%		08/15/21	150	160,559
JPMorgan Chase & Co., Sr. Unsec’d. Notes(a)	4.850%		02/01/44	2,600	2,686,520
JPMorgan Chase & Co., Sr. Unsec’d. Notes	5.400%		01/06/42	250	276,225
JPMorgan Chase & Co., Sr. Unsec’d. Notes	5.600%		07/15/41	1,100	1,247,137
JPMorgan Chase & Co., Sub. Notes	4.125%		12/15/26	9,450	9,291,958
JPMorgan Chase & Co., Sub. Notes	4.950%		06/01/45	1,980	1,924,691
Morgan Stanley, Jr. Sub. Notes	5.450%	(c)	12/31/49	3,675	3,647,437
Morgan Stanley, Jr. Sub. Notes	5.550%	(c)	12/31/49	5,215	5,177,191
Morgan Stanley, Sr. Unsec’d. Notes(a)	3.700%		10/23/24	7,120	7,091,171
Morgan Stanley, Sr. Unsec’d. Notes(a)	4.300%		01/27/45	900	840,957
Morgan Stanley, Sr. Unsec’d. Notes	6.375%		07/24/42	8,600	10,559,020
Morgan Stanley, Sub. Notes, MTN	4.100%		05/22/23	105	105,196
Morgan Stanley, Sub. Notes, MTN	4.350%		09/08/26	2,600	2,547,688
Morgan Stanley, Sub. Notes, MTN	4.875%		11/01/22	120	127,645
Morgan Stanley, Sub. Notes, MTN	5.000%		11/24/25	1,000	1,046,859
Nordea Bank AB (Sweden), Sub. Notes, 144A	4.250%		09/21/22	2,500	2,560,487
Northern Trust Corp., Sub. Notes(a)	3.950%		10/30/25	1,550	1,601,553
People’s United Bank, Sub. Notes	4.000%		07/15/24	3,445	3,411,136
State Street Corp., Jr. Sub. Notes	5.250%	(c)	12/31/49	5,790	5,797,237
Wells Fargo & Co., Sub. Notes	5.606%		01/15/44	6,750	7,413,457
Wells Fargo & Co., Sub. Notes, MTN	4.125%		08/15/23	1,500	1,557,425

					244,916,965

Beverages — 0.9%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes(a)	4.000%		01/17/43	1,700	1,556,928
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes(a)	4.625%		02/01/44	15,700	15,802,945
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	5.000%		04/15/20	225	251,488
Coca-Cola Co. (The), Sr. Unsec’d. Notes(a)	2.500%		04/01/23	1,200	1,156,285
Coca-Cola Co. (The), Sr. Unsec’d. Notes(a)	3.200%		11/01/23	3,550	3,585,780

SEE NOTES TO FINANCIAL STATEMENTS.

A4

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Beverages (continued)
Coca-Cola Femsa SAB de CV (Mexico), Gtd. Notes	5.250%		11/26/43	2,400	$2,566,944
Coca-Cola Icecek A/S (Turkey), Sr. Unsec’d. Notes, 144A	4.750%		10/01/18	250	263,597
Constellation Brands, Inc., Gtd. Notes	4.250%		05/01/23	1,500	1,477,500
SABMiller Holdings, Inc. (United Kingdom), Gtd. Notes, 144A	2.200%		08/01/18	5,500	5,562,755

					32,224,222

Biotechnology — 1.2%
Amgen, Inc., Sr. Unsec’d. Notes	3.625%		05/22/24	6,000	5,951,916
Amgen, Inc., Sr. Unsec’d. Notes	3.875%		11/15/21	500	524,349
Amgen, Inc., Sr. Unsec’d. Notes	4.400%		05/01/45	3,600	3,317,357
Amgen, Inc., Sr. Unsec’d. Notes	4.950%		10/01/41	2,270	2,272,016
Amgen, Inc., Sr. Unsec’d. Notes	5.150%		11/15/41	10,305	10,582,709
Amgen, Inc., Sr. Unsec’d. Notes	5.650%		06/15/42	5,400	6,002,203
Amgen, Inc., Sr. Unsec’d. Notes	5.750%		03/15/40	1,580	1,741,271
Celgene Corp., Sr. Unsec’d. Notes	4.625%		05/15/44	1,837	1,752,913
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.700%		04/01/24	1,400	1,430,570
Gilead Sciences, Inc., Sr. Unsec’d. Notes(a)	4.500%		02/01/45	6,900	6,873,407
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.800%		04/01/44	2,550	2,624,514
Gilead Sciences, Inc., Sr. Unsec’d. Notes	5.650%		12/01/41	1,000	1,145,764

					44,218,989

Building Products — 1.1%
Building Materials Corp. of America, Sr. Unsec’d. Notes, 144A (original cost $6,375,375; purchased 02/11/15-05/04/15)(f)(g)	5.375%		11/15/24	6,150	6,038,377
Fortune Brands Home & Security, Inc., Sr. Unsec’d. Notes	4.000%		06/15/25	14,000	13,895,980
Griffon Corp., Gtd. Notes	5.250%		03/01/22	2,900	2,885,500
Macmillan Bloedel Pembroke LP (Canada), Sr. Unsec’d. Notes	7.700%		02/15/26	1,500	1,814,209
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes	4.250%		07/02/24	1,125	1,138,857
Masco Corp., Sr. Unsec’d. Notes	6.125%		10/03/16	5,629	5,924,523
Owens Corning, Gtd. Notes	4.200%		12/15/22	1,626	1,648,062
Owens Corning, Gtd. Notes	9.000%		06/15/19	5,000	5,963,770

					39,309,278

Capital Markets — 0.1%
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500%		01/20/43	5,450	5,324,699

Chemicals — 5.8%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	3.150%		10/01/22	1,350	1,308,917
Agrium, Inc. (Canada), Sr. Unsec’d. Notes(a)	3.375%		03/15/25	4,145	3,941,091
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	4.125%		03/15/35	3,000	2,682,525
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	4.900%		06/01/43	200	192,534
Agrium, Inc. (Canada), Sr. Unsec’d. Notes(a)	5.250%		01/15/45	2,300	2,322,798
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	6.125%		01/15/41	4,700	5,287,937
Ashland, Inc., Gtd. Notes	4.750%	(c)	08/15/22	6,031	5,917,919
Ashland, Inc., Sr. Unsec’d. Notes(a)	3.875%		04/15/18	6,050	6,216,375
Ashland, Inc., Sr. Unsec’d. Notes	6.875%		05/15/43	4,000	4,060,000
Celanese US Holdings LLC, Gtd. Notes	4.625%		11/15/22	750	742,500
CF Industries, Inc., Gtd. Notes	4.950%		06/01/43	2,575	2,409,363
CF Industries, Inc., Gtd. Notes	5.375%		03/15/44	18,170	18,067,394
Chemtura Corp., Gtd. Notes	5.750%		07/15/21	1,000	1,015,000

SEE NOTES TO FINANCIAL STATEMENTS.

A5

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Chemicals (continued)
Dow Chemical Co. (The), Sr. Unsec’d. Notes	3.000%	11/15/22	1,400	$1,346,834
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.125%	11/15/21	14,490	15,198,532
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.250%	11/15/20	775	826,688
Dow Chemical Co. (The), Sr. Unsec’d. Notes(a)	4.375%	11/15/42	8,030	7,315,370
Dow Chemical Co. (The), Sr. Unsec’d. Notes(a)	4.625%	10/01/44	12,100	11,294,309
Dow Chemical Co. (The), Sr. Unsec’d. Notes	5.250%	11/15/41	3,650	3,723,475
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400%	05/15/39	800	1,204,040
E.I. du Pont de Nemours & Co., Sr. Unsec’d. Notes	2.800%	02/15/23	900	876,945
E.I. du Pont de Nemours & Co., Sr. Unsec’d. Notes(a)	4.900%	01/15/41	3,300	3,492,149
Eastman Chemical Co., Sr. Unsec’d. Notes	2.400%	06/01/17	9,423	9,578,140
Eastman Chemical Co., Sr. Unsec’d. Notes	3.600%	08/15/22	11,700	11,826,781
Eastman Chemical Co., Sr. Unsec’d. Notes	3.800%	03/15/25	4,325	4,317,358
Eastman Chemical Co., Sr. Unsec’d. Notes(a)	4.650%	10/15/44	3,200	3,031,645
Eastman Chemical Co., Sr. Unsec’d. Notes	4.800%	09/01/42	1,000	959,161
Ecolab, Inc., Sr. Unsec’d. Notes	4.350%	12/08/21	4,266	4,602,344
Ecolab, Inc., Sr. Unsec’d. Notes(a)	5.500%	12/08/41	2,453	2,679,912
LYB International Finance BV, Gtd. Notes	4.875%	03/15/44	2,990	2,905,030
LYB International Finance BV, Gtd. Notes	5.250%	07/15/43	24,535	24,994,001
LyondellBasell Industries NV, Sr. Unsec’d. Notes	6.000%	11/15/21	5,800	6,639,005
Methanex Corp. (Canada), Sr. Unsec’d. Notes	5.250%	03/01/22	3,100	3,316,473
Methanex Corp. (Canada), Sr. Unsec’d. Notes	5.650%	12/01/44	5,000	4,810,370
Mexichem SAB de CV (Mexico), Gtd. Notes, 144A	5.875%	09/17/44	2,300	2,127,500
Monsanto Co., Sr. Unsec’d. Notes	3.600%	07/15/42	1,000	793,901
Monsanto Co., Sr. Unsec’d. Notes	3.950%	04/15/45	975	808,912
Monsanto Co., Sr. Unsec’d. Notes	4.200%	07/15/34	775	706,257
Monsanto Co., Sr. Unsec’d. Notes	4.400%	07/15/44	1,830	1,638,710
Monsanto Co., Sr. Unsec’d. Notes	4.650%	11/15/43	4,038	3,730,841
Monsanto Co., Sr. Unsec’d. Notes	4.700%	07/15/64	3,875	3,354,553
Mosaic Co. (The), Sr. Unsec’d. Notes	3.750%	11/15/21	1,370	1,412,933
Mosaic Co. (The), Sr. Unsec’d. Notes	5.450%	11/15/33	915	973,995
Mosaic Co. (The), Sr. Unsec’d. Notes	5.625%	11/15/43	3,390	3,611,747
PPG Industries, Inc., Sr. Unsec’d. Notes	3.600%	11/15/20	2,000	2,088,044
PPG Industries, Inc., Sr. Unsec’d. Notes	6.650%	03/15/18	3,077	3,455,536
Syngenta Finance NV (Switzerland), Gtd. Notes	4.375%	03/28/42	4,440	4,018,773
Union Carbide Corp., Sr. Unsec’d. Notes	7.750%	10/01/96	500	620,001
WR Grace & Co-Conn, Gtd. Notes, 144A(a)	5.125%	10/01/21	1,400	1,410,500

				209,855,118

Commercial Services & Supplies — 1.6%
ADT Corp. (The), Sr. Unsec’d. Notes	2.250%	07/15/17	2,000	1,980,400
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A	6.500%	07/15/22	725	768,500
Clean Harbors, Inc., Gtd. Notes	5.250%	08/01/20	3,000	3,045,000
Cleveland Clinic Foundation (The), Unsec’d. Notes	4.858%	01/01/2114	2,875	2,664,947
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $1,850,094; purchased 02/09/15)(f)(g)	2.800%	11/01/18	1,800	1,836,045
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $12,930,970; purchased 05/29/14)(f)(g)	3.300%	10/15/22	13,000	12,750,660
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $1,041,930; purchased 10/29/13)(f)(g)	5.625%	03/15/42	1,000	1,071,686

SEE NOTES TO FINANCIAL STATEMENTS.

A6

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Commercial Services & Supplies (continued)
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $4,509,951; purchased 08/29/13-04/24/15)(f)(g)	7.000%	10/15/37	3,623	$4,428,574
Massachusetts Institute of Technology, Unsec’d. Notes	4.678%	07/01/2114	3,125	3,141,322
MasterCard, Inc., Sr. Unsec’d. Notes	3.375%	04/01/24	2,450	2,500,862
Northwestern University, Unsec’d. Notes	4.643%	12/01/44	2,800	3,021,424
President and Fellows of Harvard College, Sr. Unsec’d. Notes	4.875%	10/15/40	1,000	1,160,427
Service Corp. International, Sr. Unsec’d. Notes	7.625%	10/01/18	3,000	3,420,000
Steelcase, Inc., Sr. Unsec’d. Notes	6.375%	02/15/21	3,240	3,632,643
University of Pennsylvania, Sr. Unsec’d. Notes	4.674%	09/01/2112	2,932	2,872,911
Waste Management, Inc., Gtd. Notes(a)	4.100%	03/01/45	2,560	2,335,155
William Marsh Rice University, Unsec’d. Notes	3.774%	05/15/55	7,000	6,320,706

				56,951,262

Communications Equipment — 0.2%
Motorola Solutions, Inc., Sr. Unsec’d. Notes	3.750%	05/15/22	7,000	6,889,267

Construction & Engineering — 0.1%
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A (original cost $2,150,000; purchased 07/21/14)(f)(g)	7.125%	06/26/42	2,000	1,530,000
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	5.250%	04/15/21	600	591,000
Toll Brothers Finance Corp., Gtd. Notes	4.000%	12/31/18	3,332	3,398,640

				5,519,640

Consumer Finance — 0.5%
Navient Corp., Sr. Unsec’d. Notes	5.000%	10/26/20	1,825	1,788,500
Navient Corp., Sr. Unsec’d. Notes, MTN	8.000%	03/25/20	3,250	3,623,750
Navient Corp., Sr. Unsec’d. Notes, MTN	8.450%	06/15/18	7,100	7,890,230
Synchrony Financial, Sr. Unsec’d. Notes	2.700%	02/03/20	2,670	2,637,466
Synchrony Financial, Sr. Unsec’d. Notes	4.250%	08/15/24	3,525	3,540,140

				19,480,086

Containers & Packaging — 0.3%
Ball Corp., Gtd. Notes	4.000%	11/15/23	975	904,313
Ball Corp., Gtd. Notes(a)	5.250%	07/01/25	3,000	2,966,250
Crown Americas LLC/Crown Americas Capital Corp. IV, Gtd. Notes	4.500%	01/15/23	300	283,314
Greif, Inc., Sr. Unsec’d. Notes	7.750%	08/01/19	625	695,313
Packaging Corp. of America, Sr. Unsec’d. Notes	3.900%	06/15/22	2,200	2,224,772
Packaging Corp. of America, Sr. Unsec’d. Notes	4.500%	11/01/23	3,059	3,154,734
Silgan Holdings, Inc., Sr. Unsec’d. Notes	5.500%	02/01/22	1,400	1,442,000

				11,670,696

Distributors — 0.1%
WW Grainger, Inc., Sr. Unsec’d. Notes	4.600%	06/15/45	3,450	3,453,526

Diversified Financial Services — 1.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes, 144A	3.750%	05/15/19	1,100	1,087,625
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes	4.250%	07/01/20	2,000	2,001,250

SEE NOTES TO FINANCIAL STATEMENTS.

A7

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Diversified Financial Services (continued)
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes, 144A(a)	4.500%		05/15/21	1,275	$1,281,375
American Express Co., Jr. Sub. Notes	4.900%	(c)	12/31/49	10,000	9,688,000
American Express Co., Jr. Sub. Notes	5.200%	(c)	12/31/49	985	977,711
American Express Co., Sub. Notes	3.625%		12/05/24	3,610	3,512,465
Ameriprise Financial, Inc., Sr. Unsec’d. Notes	3.700%		10/15/24	315	321,910
Ameriprise Financial, Inc., Sr. Unsec’d. Notes	4.000%		10/15/23	500	522,141
General Electric Capital Corp., Gtd. Notes, MTN	5.875%		01/14/38	760	908,983
General Electric Capital Corp., Gtd. Notes, MTN	6.875%		01/10/39	2,000	2,685,348
International Lease Finance Corp., Sr. Unsec’d. Notes	3.875%		04/15/18	5,000	5,025,000
International Lease Finance Corp., Sr. Unsec’d. Notes	5.875%		04/01/19	1,000	1,066,200
Legg Mason, Inc., Sr. Unsec’d. Notes	5.625%		01/15/44	6,600	7,041,811
Siemens Financieringsmaatschappij NV (Germany), Gtd. Notes, 144A	4.400%		05/27/45	8,725	8,619,628
Siemens Financieringsmaatschappij NV (Germany), Gtd. Notes, 144A	6.125%		08/17/26	1,000	1,215,061

					45,954,508

Diversified Telecommunication Services — 5.2%
AT&T, Inc., Sr. Unsec’d. Notes	3.400%		05/15/25	3,000	2,861,124
AT&T, Inc., Sr. Unsec’d. Notes	4.350%		06/15/45	18,974	16,198,407
AT&T, Inc., Sr. Unsec’d. Notes	4.500%		05/15/35	18,060	16,602,323
AT&T, Inc., Sr. Unsec’d. Notes	4.750%		05/15/46	13,050	11,875,161
AT&T, Inc., Sr. Unsec’d. Notes	4.800%		06/15/44	1,703	1,586,343
AT&T, Inc., Sr. Unsec’d. Notes	5.350%		09/01/40	6,450	6,350,135
AT&T, Inc., Sr. Unsec’d. Notes	5.500%		02/01/18	15,687	17,143,616
AT&T, Inc., Sr. Unsec’d. Notes	5.550%		08/15/41	2,640	2,704,865
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.625%	(c)	12/15/30	1,675	2,485,990
Deutsche Telekom International Finance BV (Germany), Gtd. Notes	8.750%	(c)	06/15/30	1,000	1,406,929
Qwest Corp., Sr. Unsec’d. Notes	6.750%		12/01/21	5,000	5,518,750
Sprint Capital Corp., Gtd. Notes	6.875%		11/15/28	1,000	860,000
Verizon Communications, Inc., Sr. Unsec’d. Notes	2.500%		09/15/16	10,000	10,162,260
Verizon Communications, Inc., Sr. Unsec’d. Notes, 144A	4.272%		01/15/36	4,275	3,856,345
Verizon Communications, Inc., Sr. Unsec’d. Notes(a)	4.400%		11/01/34	677	626,739
Verizon Communications, Inc., Sr. Unsec’d. Notes, 144A	4.522%		09/15/48	10,689	9,390,468
Verizon Communications, Inc., Sr. Unsec’d. Notes, 144A	4.672%		03/15/55	10,756	9,357,225
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.750%		11/01/41	2,750	2,575,919
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.862%		08/21/46	6,425	6,013,260
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.012%		08/21/54	36,448	33,444,211
Verizon Communications, Inc., Sr. Unsec’d. Notes(a)	5.050%		03/15/34	21,112	21,254,042
Verizon Communications, Inc., Sr. Unsec’d. Notes	6.000%		04/01/41	5,711	6,282,637

					188,556,749

SEE NOTES TO FINANCIAL STATEMENTS.

A8

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Electric Utilities — 10.5%
AES Corp., Sr. Unsec’d. Notes(a)	4.875%	05/15/23	750	$705,000
Alabama Power Co., Sr. Unsec’d. Notes	4.150%	08/15/44	4,500	4,306,626
Appalachian Power Co., Sr. Unsec’d. Notes	4.450%	06/01/45	6,600	6,332,502
Arizona Public Service Co., Sr. Unsec’d. Notes	4.700%	01/15/44	2,550	2,645,082
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	3.350%	07/01/23	325	326,961
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes(a)	4.500%	02/01/45	7,150	7,036,508
CenterPoint Energy Houston Electric LLC, General Ref. Mortgage	4.500%	04/01/44	2,300	2,365,732
CMS Energy Corp., Sr. Unsec’d. Notes(a)	3.875%	03/01/24	9,250	9,405,123
CMS Energy Corp., Sr. Unsec’d. Notes	4.875%	03/01/44	4,100	4,241,524
Commonwealth Edison Co., First Mortgage	2.150%	01/15/19	700	704,021
Commonwealth Edison Co., First Mortgage	3.700%	03/01/45	4,195	3,766,560
Commonwealth Edison Co., First Mortgage	4.600%	08/15/43	2,000	2,062,380
Commonwealth Edison Co., First Mortgage	4.700%	01/15/44	925	973,517
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes(a)	4.450%	03/15/44	8,000	7,893,016
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes	4.625%	12/01/54	1,750	1,703,998
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes	5.700%	06/15/40	2,120	2,455,710
Delmarva Power & Light Co., First Mortgage	3.500%	11/15/23	8,800	8,979,986
Dominion Resources, Inc., Sr. Unsec’d. Notes(a)	4.700%	12/01/44	1,625	1,588,595
Dominion Resources, Inc., Sr. Unsec’d. Notes(a)	4.900%	08/01/41	8,810	8,973,408
DTE Electric Co., General Ref. Mortgage(a)	3.700%	03/15/45	9,700	8,768,819
DTE Electric Co., General Ref. Mortgage	4.000%	04/01/43	525	498,505
DTE Electric Co., General Ref. Mortgage	4.300%	07/01/44	4,675	4,634,080
DTE Energy Co., Sr. Unsec’d. Notes	3.850%	12/01/23	5,000	5,187,420
Duke Energy Carolinas LLC, First Mortgage	4.250%	12/15/41	12,900	12,691,407
Duke Energy Carolinas LLC, First Ref. Mortgage(a)	3.750%	06/01/45	10,410	9,493,295
Duke Energy Corp., Sr. Unsec’d. Notes(a)	3.950%	10/15/23	1,200	1,245,024
Duke Energy Indiana, Inc., First Mortgage	4.900%	07/15/43	400	431,503
Duke Energy Ohio, Inc., First Mortgage	3.800%	09/01/23	1,500	1,559,057
Duke Energy Progress, Inc., First Mortgage	4.100%	03/15/43	1,200	1,147,559
Duke Energy Progress, Inc., First Mortgage	4.150%	12/01/44	4,802	4,640,710
Duke Energy Progress, Inc., First Mortgage	5.700%	04/01/35	500	587,603
Exelon Corp., Sr. Unsec’d. Notes	5.100%	06/15/45	7,715	7,745,845
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	2.950%	01/15/20	3,005	3,015,397
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450%	07/15/44	3,150	3,279,131
Florida Power & Light Co., First Mortgage	3.250%	06/01/24	3,575	3,608,662
Florida Power & Light Co., First Mortgage(a)	4.050%	10/01/44	7,550	7,330,959
Interstate Power & Light Co., Sr. Unsec’d. Notes	4.700%	10/15/43	675	720,086
ITC Holdings Corp., Sr. Unsec’d. Notes	5.300%	07/01/43	1,000	1,068,557
Jersey Central Power & Light Co., Sr. Unsec’d. Notes, 144A	4.700%	04/01/24	1,000	1,048,760
Kansas Gas & Electric Co., First Mortgage, 144A	4.300%	07/15/44	2,000	2,006,206
Kentucky Utilities Co., First Mortgage	4.650%	11/15/43	675	704,865
Metropolitan Edison Co., Sr. Unsec’d. Notes, 144A	4.000%	04/15/25	10,000	9,974,290
MidAmerican Energy Co., First Mortgage	4.400%	10/15/44	16,080	16,096,273
MidAmerican Energy Co., First Mortgage	4.800%	09/15/43	2,900	3,078,011
Monongahela Power Co., First Mortgage, 144A	4.100%	04/15/24	2,575	2,676,161
NextEra Energy Capital Holdings, Inc., Gtd. Notes	3.625%	06/15/23	1,325	1,322,126
Nisource Finance Corp., Gtd. Notes	4.800%	02/15/44	10,310	10,512,571

SEE NOTES TO FINANCIAL STATEMENTS.

A9

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Electric Utilities (continued)
Nisource Finance Corp., Gtd. Notes	5.650%	02/01/45	3,000	$3,390,468
Nisource Finance Corp., Gtd. Notes	6.125%	03/01/22	5,200	6,006,822
Northern States Power Co., First Mortgage	4.125%	05/15/44	8,520	8,366,580
Ohio Edison Co., First Mortgage	8.250%	10/15/38	2,722	3,977,816
Oklahoma Gas & Electric Co., Sr. Unsec’d. Notes	4.000%	12/15/44	9,000	8,474,787
Oklahoma Gas & Electric Co., Sr. Unsec’d. Notes	4.550%	03/15/44	1,325	1,368,616
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	3.400%	08/15/24	10,075	10,065,781
Pacific Gas & Electric Co., Sr. Unsec’d. Notes(a)	4.600%	06/15/43	4,600	4,633,267
Pacific Gas & Electric Co., Sr. Unsec’d. Notes(a)	4.750%	02/15/44	2,275	2,345,414
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	5.125%	11/15/43	12,215	13,208,812
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	6.250%	03/01/39	2,175	2,648,319
Peco Energy Co., First Ref. Mortgage	4.800%	10/15/43	1,575	1,679,697
PPL Capital Funding, Inc., Gtd. Notes	4.700%	06/01/43	800	799,545
PPL Capital Funding, Inc., Gtd. Notes	5.000%	03/15/44	7,475	7,854,842
PPL Electric Utilities Corp., First Mortgage(a)	4.125%	06/15/44	3,150	3,047,291
PPL Electric Utilities Corp., First Mortgage	6.250%	05/15/39	500	635,471
Progress Energy, Inc., Sr. Unsec’d. Notes	7.750%	03/01/31	8,824	11,908,350
PSEG Power LLC, Gtd. Notes	2.450%	11/15/18	1,000	1,003,257
PSEG Power LLC, Gtd. Notes(a)	4.300%	11/15/23	3,350	3,460,862
Public Service Co. of Colorado, First Mortgage	4.300%	03/15/44	165	166,247
Public Service Co. of New Hampshire, First Mortgage	3.500%	11/01/23	4,250	4,363,959
Public Service Electric & Gas Co., First Mortgage, MTN	3.750%	03/15/24	2,900	3,029,949
Public Service Electric & Gas Co., First Mortgage, MTN	4.000%	06/01/44	2,000	1,898,266
Public Service Electric & Gas Co., First Ref. Mortgage, MTN	3.950%	05/01/42	2,000	1,897,244
Puget Energy, Inc., Sr. Sec’d. Notes, 144A	3.650%	05/15/25	16,900	16,540,740
South Carolina Electric & Gas Co., First Mortgage(a)	4.500%	06/01/64	4,720	4,295,214
Southern California Edison Co., First Mortgage(a)	3.600%	02/01/45	4,330	3,859,680
Southern California Edison Co., First Ref. Mortgage	4.050%	03/15/42	2,600	2,491,921
Southern California Edison Co., First Ref. Mortgage	4.650%	10/01/43	950	988,803
Southern Power Co., Sr. Unsec’d. Notes	5.250%	07/15/43	1,000	1,060,389
Southwestern Public Service Co., First Mortgage	4.500%	08/15/41	550	564,068
Tampa Electric Co., Sr. Unsec’d. Notes	4.350%	05/15/44	7,325	7,356,322
Toledo Edison Co. (The), Sr. Sec’d. Notes	6.150%	05/15/37	1,997	2,293,297
Union Electric Co., Sr. Sec’d. Notes	3.650%	04/15/45	4,390	3,924,361
Virginia Electric & Power Co., Sr. Unsec’d. Notes(a)	4.200%	05/15/45	8,500	8,213,890
Virginia Electric & Power Co., Sr. Unsec’d. Notes(a)	4.450%	02/15/44	5,150	5,171,697
Virginia Electric & Power Co., Sr. Unsec’d. Notes	4.650%	08/15/43	2,000	2,075,006
Westar Energy, Inc., First Mortgage	4.100%	04/01/43	3,775	3,709,659
Westar Energy, Inc., First Mortgage	4.125%	03/01/42	3,010	2,915,904
Westar Energy, Inc., First Mortgage	4.625%	09/01/43	730	764,072
Wisconsin Electric Power Co., Sr. Unsec’d. Notes	4.250%	06/01/44	3,850	3,834,993
Wisconsin Public Service Corp., Sr. Sec’d. Notes	4.752%	11/01/44	5,000	5,394,130

				383,224,939

Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Sr. Unsec’d. Notes	2.550%	01/30/19	4,500	4,558,369
Arrow Electronics, Inc., Sr. Unsec’d. Notes	3.500%	04/01/22	4,000	3,937,448

SEE NOTES TO FINANCIAL STATEMENTS.

A10

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Electronic Equipment, Instruments & Components (continued)
Brightstar Corp., Gtd. Notes, 144A (original cost $1,819,285; purchased 06/24/14)(f)(g)	9.500%		12/01/16	1,690	$1,736,475
Brightstar Corp., Sr. Unsec’d. Notes, 144A (original cost $2,167,500; purchased 08/05/14)(f)(g)	7.250%		08/01/18	2,000	2,115,000
Flextronics International Ltd., Gtd. Notes, 144A	4.750%		06/15/25	1,240	1,230,328
General Cable Corp., Gtd. Notes	5.750%	(c)	10/01/22	750	703,125
Honeywell International, Inc., Sr. Unsec’d. Notes	5.375%		03/01/41	1,000	1,179,282
Jabil Circuit, Inc., Sr. Unsec’d. Notes(a)	4.700%		09/15/22	500	505,000
Koninklijke Philips NV (Netherlands), Sr. Unsec’d. Notes	5.000%		03/15/42	3,300	3,264,545

					19,229,572

Energy Equipment & Services — 4.1%
Buckeye Partners LP, Sr. Unsec’d. Notes	2.650%		11/15/18	825	821,988
Cameron International Corp., Sr. Unsec’d. Notes	3.600%		04/30/22	1,500	1,491,294
Cameron International Corp., Sr. Unsec’d. Notes	5.125%		12/15/43	2,000	1,920,902
Cameron International Corp., Sr. Unsec’d. Notes	7.000%		07/15/38	4,000	4,592,560
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	5.350%		03/15/20	1,500	1,541,977
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	6.450%		11/03/36	10,766	10,318,070
DCP Midstream LLC, Sr. Unsec’d. Notes	8.125%		08/16/30	1,000	1,119,657
Energy Transfer Partners LP, Sr. Unsec’d. Notes(a)	4.900%		03/15/35	1,905	1,718,899
Energy Transfer Partners LP, Sr. Unsec’d. Notes	5.150%		02/01/43	700	623,383
Energy Transfer Partners LP, Sr. Unsec’d. Notes(a)	5.150%		03/15/45	4,650	4,108,526
Energy Transfer Partners LP, Sr. Unsec’d. Notes(a)	6.125%		12/15/45	9,130	9,144,361
EnLink Midstream Partners LP, Sr. Unsec’d. Notes	2.700%		04/01/19	2,200	2,172,031
EnLink Midstream Partners LP, Sr. Unsec’d. Notes	4.150%		06/01/25	10,130	9,863,075
Enterprise Products Operating LLC, Gtd. Notes	4.850%		08/15/42	600	570,178
Enterprise Products Operating LLC, Gtd. Notes(a)	4.850%		03/15/44	5,775	5,431,272
Enterprise Products Operating LLC, Gtd. Notes	4.900%		05/15/46	10,000	9,418,640
Enterprise Products Operating LLC, Gtd. Notes(a)	4.950%		10/15/54	3,110	2,895,230
Enterprise Products Operating LLC, Gtd. Notes	5.100%		02/15/45	4,985	4,848,620
Enterprise Products Operating LLC, Gtd. Notes	6.875%		03/01/33	55	67,263
Halliburton Co., Sr. Unsec’d. Notes(a)	4.500%		11/15/41	2,605	2,587,596
Halliburton Co., Sr. Unsec’d. Notes(a)	4.750%		08/01/43	8,600	8,836,345
Halliburton Co., Sr. Unsec’d. Notes	7.450%		09/15/39	375	506,757
Kinder Morgan Energy Partners LP, Gtd. Notes	5.000%		03/01/43	1,289	1,124,803
Kinder Morgan Energy Partners LP, Gtd. Notes	6.500%		04/01/20	6,175	7,031,510
Kinder Morgan Energy Partners LP, Gtd. Notes	6.500%		09/01/39	700	717,760
Magellan Midstream Partners LP, Sr. Unsec’d. Notes(a)	4.200%		03/15/45	2,630	2,337,326
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	5.150%		10/15/43	2,320	2,346,130
MPLX LP, Sr. Unsec’d. Notes	4.000%		02/15/25	570	556,132
Oleoducto Central SA (Colombia), Sr. Unsec’d. Notes, 144A (original cost $1,291,771; purchased 04/30/14)(f)(g)	4.000%		05/07/21	1,300	1,287,780
ONEOK Partners LP, Gtd. Notes	6.200%		09/15/43	3,950	3,885,793
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes(a)	4.700%		06/15/44	3,000	2,741,874

SEE NOTES TO FINANCIAL STATEMENTS.

A11

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Energy Equipment & Services (continued)
Schlumberger Investment SA, Gtd. Notes(a)	3.650%	12/01/23	13,850	$14,312,867
Spectra Energy Partners LP, Sr. Unsec’d. Notes	5.950%	09/25/43	525	571,731
Sunoco Logistics Partners Operations LP, Gtd. Notes(a)	5.350%	05/15/45	1,875	1,711,710
Weatherford International Ltd., Gtd. Notes	6.500%	08/01/36	535	486,432
Weatherford International Ltd., Gtd. Notes	7.000%	03/15/38	510	487,473
Western Gas Partners LP, Sr. Unsec’d. Notes	3.950%	06/01/25	4,925	4,736,446
Western Gas Partners LP, Sr. Unsec’d. Notes	5.450%	04/01/44	3,175	3,164,008
Williams Partners LP, Sr. Unsec’d. Notes	4.900%	01/15/45	5,400	4,633,416
Williams Partners LP, Sr. Unsec’d. Notes(a)	5.100%	09/15/45	8,655	7,646,433
Williams Partners LP, Sr. Unsec’d. Notes(a)	5.400%	03/04/44	1,075	982,591
Williams Partners LP, Sr. Unsec’d. Notes	5.800%	11/15/43	4,000	3,826,580

				149,187,419

Food & Staples Retailing — 0.9%
CVS Health Corp., Sr. Unsec’d. Notes	3.375%	08/12/24	2,575	2,530,030
CVS Health Corp., Sr. Unsec’d. Notes	4.125%	05/15/21	550	588,290
CVS Health Corp., Sr. Unsec’d. Notes(a)	5.300%	12/05/43	8,345	9,093,421
CVS Health Corp., Sr. Unsec’d. Notes	6.125%	09/15/39	1,000	1,181,381
Delhaize Group SA (Belgium), Gtd. Notes	5.700%	10/01/40	2,800	2,841,726
Ingles Markets, Inc., Sr. Unsec’d. Notes	5.750%	06/15/23	1,350	1,372,005
Kroger Co. (The), Sr. Unsec’d. Notes	5.000%	04/15/42	1,150	1,193,975
Kroger Co. (The), Sr. Unsec’d. Notes	5.150%	08/01/43	450	474,391
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	4.000%	04/11/43	250	238,545
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes(a)	4.300%	04/22/44	5,930	5,945,720
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	4.750%	10/02/43	3,000	3,195,372
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	5.250%	09/01/35	2,300	2,611,381
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	6.500%	08/15/37	2,623	3,370,844

				34,637,081

Food Products — 1.1%
Darling Ingredients, Inc., Gtd. Notes(a)	5.375%	01/15/22	1,800	1,800,000
HJ Heinz Foods Co., Gtd. Notes, 144A	5.200%	07/15/45	8,175	8,377,912
JM Smucker Co. (The), Gtd. Notes, 144A	2.500%	03/15/20	1,495	1,486,332
JM Smucker Co. (The), Gtd. Notes, 144A	3.000%	03/15/22	1,510	1,481,466
JM Smucker Co. (The), Gtd. Notes, 144A	3.500%	03/15/25	4,000	3,918,760
Kraft Foods Group, Inc., Gtd. Notes	6.500%	02/09/40	500	587,783
Smithfield Foods, Inc., Sr. Unsec’d. Notes, 144A	5.875%	08/01/21	250	258,125
Sysco Corp., Gtd. Notes	5.375%	09/21/35	9,500	10,630,889
Tyson Foods, Inc., Gtd. Notes	4.875%	08/15/34	775	779,837
Tyson Foods, Inc., Gtd. Notes(a)	5.150%	08/15/44	1,075	1,105,416
Viterra, Inc. (Switzerland), Gtd. Notes, 144A	5.950%	08/01/20	7,210	7,926,602

				38,353,122

Gas Utilities — 0.3%
AGL Capital Corp., Gtd. Notes	4.400%	06/01/43	750	745,675
Atmos Energy Corp., Sr. Unsec’d. Notes(a)	4.125%	10/15/44	4,320	4,126,365
Dominion Gas Holdings LLC, Sr. Unsec’d. Notes	4.800%	11/01/43	925	913,169
Piedmont Natural Gas Co., Inc., Sr. Unsec’d. Notes	4.650%	08/01/43	350	378,968
Southwest Gas Corp., Sr. Unsec’d. Notes	4.875%	10/01/43	5,000	5,077,300

				11,241,477

Health Care Equipment & Supplies — 1.5%
Baxter International, Inc., Sr. Unsec’d. Notes	3.650%	08/15/42	3,000	2,967,585
Becton Dickinson and Co., Sr. Unsec’d. Notes	6.000%	05/15/39	2,500	2,882,900

SEE NOTES TO FINANCIAL STATEMENTS.

A12

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Health Care Equipment & Supplies (continued)
Boston Scientific Corp., Sr. Unsec’d. Notes	2.850%	05/15/20	935	$928,404
Covidien International Finance SA, Gtd. Notes	2.950%	06/15/23	425	415,508
Edwards Lifesciences Corp., Sr. Unsec’d. Notes	2.875%	10/15/18	1,475	1,509,278
Medtronic, Inc., Gtd. Notes, 144A	4.375%	03/15/35	7,010	6,956,198
Medtronic, Inc., Gtd. Notes	4.625%	03/15/44	7,550	7,610,906
Medtronic, Inc., Gtd. Notes, 144A	4.625%	03/15/45	13,210	13,373,130
St. Jude Medical, Inc., Sr. Unsec’d. Notes	4.750%	04/15/43	400	399,764
Zimmer Holdings, Inc., Sr. Unsec’d. Notes	2.000%	04/01/18	15,790	15,795,653

				52,839,326

Health Care Providers & Services — 2.0%
Aetna, Inc., Sr. Unsec’d. Notes	4.500%	05/15/42	1,900	1,767,378
Anthem, Inc., Sr. Unsec’d. Notes(a)	3.500%	08/15/24	1,700	1,632,898
Anthem, Inc., Sr. Unsec’d. Notes	4.650%	01/15/43	1,000	916,763
Anthem, Inc., Sr. Unsec’d. Notes	4.850%	08/15/54	510	470,430
Ascension Health, Unsec’d. Notes	4.847%	11/15/53	750	775,271
HCA, Inc., Gtd. Notes	5.375%	02/01/25	1,650	1,676,895
HCA, Inc., Gtd. Notes(a)	5.875%	05/01/23	750	796,875
HCA, Inc., Sr. Sec’d. Notes	5.000%	03/15/24	3,500	3,561,250
HCA, Inc., Sr. Sec’d. Notes(a)	5.250%	04/15/25	3,500	3,640,000
Kaiser Foundation Hospitals, Gtd. Notes	4.875%	04/01/42	1,000	1,046,192
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	2.500%	11/01/18	1,775	1,789,887
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	4.700%	02/01/45	12,050	11,037,270
LifePoint Hospitals, Inc., Gtd. Notes(a)	5.500%	12/01/21	3,375	3,484,687
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	4.125%	07/01/52	750	659,725
New York and Presbyterian Hospital (The), Unsec’d. Notes	4.024%	08/01/45	2,550	2,326,130
NYU Hospitals Center, Sr. Sec’d. Notes	5.750%	07/01/43	700	799,039
NYU Hospitals Center, Unsec’d. Notes	4.784%	07/01/44	4,725	4,659,752
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	2.500%	03/30/20	2,400	2,381,201
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	4.250%	04/01/24	1,400	1,419,771
Quest Diagnostics, Inc., Sr. Unsec’d. Notes(a)	4.700%	03/30/45	2,750	2,439,132
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A(a)	3.350%	09/30/24	9,075	9,161,757
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A(a)	4.000%	11/28/44	3,720	3,586,768
Southern Baptist Hospital of Florida, Inc., Sec’d. Notes	4.857%	07/15/45	4,275	4,276,834
Texas Health Resources, Sec’d. Notes	4.330%	11/15/55	5,400	5,053,433
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.950%	10/15/42	2,060	1,863,865
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.625%	11/15/41	1,080	1,078,569

				72,301,772

Hotels, Restaurants & Leisure — 0.7%
Choice Hotels International, Inc., Gtd. Notes	5.700%	08/28/20	500	538,750
Choice Hotels International, Inc., Gtd. Notes	5.750%	07/01/22	2,500	2,709,375
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes(a)	4.875%	11/01/20	7,015	7,137,763
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	4.500%	10/01/34	5,400	5,034,690
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	6.750%	05/15/18	3,600	4,027,756
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Gtd. Notes, 144A(a)	5.500%	03/01/25	4,700	4,476,750

SEE NOTES TO FINANCIAL STATEMENTS.

A13

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Hotels, Restaurants & Leisure (continued)
Wynn Macau Ltd. (Macau), Sr. Unsec’d. Notes, 144A(a)	5.250%		10/15/21	3,150	$2,976,750

					26,901,834

Household Durables
Whirlpool Corp., Sr. Unsec’d. Notes, MTN	4.850%		06/15/21	700	772,839
Whirlpool Corp., Sr. Unsec’d. Notes, MTN	5.150%		03/01/43	450	461,157

					1,233,996

Household Products — 0.8%
Kimberly-Clark de Mexico SAB de CV (Mexico), Sr. Unsec’d. Notes, 144A	3.250%		03/12/25	28,175	27,385,818
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	4.000%		06/15/22	885	898,974
SC Johnson & Son, Inc., Unsec’d. Notes, 144A (original cost $416,908; purchased 05/07/13)(f)(g)	4.000%		05/15/43	425	393,590

					28,678,382

Independent Power & Renewable Electricity Producers — 0.1%
NRG Energy, Inc., Gtd. Notes	8.250%		09/01/20	3,710	3,886,225

Industrial Conglomerates — 0.9%
3M Co., Sr. Unsec’d. Notes, MTN	3.875%		06/15/44	6,500	6,196,749
General Electric Co., Sr. Unsec’d. Notes	4.125%		10/09/42	3,465	3,333,860
General Electric Co., Sr. Unsec’d. Notes	4.500%		03/11/44	19,225	19,524,718
Leucadia National Corp., Sr. Unsec’d. Notes	6.625%		10/23/43	3,500	3,280,368

					32,335,695

Insurance — 2.7%
Allstate Corp. (The), Sub. Notes	5.750%	(c)	08/15/53	800	845,000
American International Group, Inc., Sr. Unsec’d. Notes	4.375%		01/15/55	4,500	4,007,862
American International Group, Inc., Sr. Unsec’d. Notes	4.500%		07/16/44	5,700	5,422,097
American International Group, Inc., Sr. Unsec’d. Notes(a)	4.875%		06/01/22	3,550	3,894,055
American International Group, Inc., Sr. Unsec’d. Notes	6.400%		12/15/20	4,000	4,755,380
Arch Capital Group US, Inc., Gtd. Notes	5.144%		11/01/43	3,000	3,065,577
AXIS Specialty Finance PLC, Gtd. Notes	5.150%		04/01/45	3,700	3,754,394
Berkshire Hathaway Finance Corp., Gtd. Notes	4.300%		05/15/43	2,250	2,177,656
Berkshire Hathaway Finance Corp., Gtd. Notes	4.400%		05/15/42	645	635,130
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes(a)	4.500%		02/11/43	905	907,329
Dai-ichi Life Insurance Co. Ltd. (The) (Japan), Jr. Sub. Notes, 144A	5.100%	(c)	12/29/49	1,590	1,677,450
Endurance Specialty Holdings Ltd., Sr. Unsec’d. Notes	7.000%		07/15/34	1,700	1,994,916
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	4.300%		04/15/43	200	189,330
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.850%		08/01/44	4,300	4,154,626
Liberty Mutual Group, Inc., Gtd. Notes, 144A	5.000%		06/01/21	7,000	7,638,806
Liberty Mutual Group, Inc., Gtd. Notes, 144A	6.500%		05/01/42	5,646	6,588,385
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	6.500%		03/15/35	2,894	3,384,148
Lincoln National Corp., Sr. Unsec’d. Notes	6.300%		10/09/37	6,150	7,247,135
Lincoln National Corp., Sr. Unsec’d. Notes	7.000%		06/15/40	900	1,128,837

SEE NOTES TO FINANCIAL STATEMENTS.

A14

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Insurance (continued)
Markel Corp., Sr. Unsec’d. Notes	5.000%		03/30/43	100	$98,321
MetLife Capital Trust X, Jr. Sub. Notes, 144A(a)	9.250%		04/08/38	2,500	3,512,500
MetLife, Inc., Jr. Sub. Notes	6.400%		12/15/36	1,000	1,097,500
MetLife, Inc., Sr. Unsec’d. Notes(a)	4.721%	(c)	12/15/44	2,000	2,021,588
MetLife, Inc., Sr. Unsec’d. Notes	4.875%		11/13/43	5,000	5,189,280
MetLife, Inc., Sr. Unsec’d. Notes	5.700%		06/15/35	4,750	5,527,048
Nippon Life Insurance Co. (Japan), Sub. Notes, 144A(a)	5.100%	(c)	10/16/44	9,250	9,677,813
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.900%		09/15/44	350	356,916
Travelers Cos. Inc. (The), Sr. Unsec’d. Notes	4.600%		08/01/43	600	620,851
WR Berkley Corp., Sr. Unsec’d. Notes	4.750%		08/01/44	2,675	2,551,945
XLIT Ltd. (Ireland), Gtd. Notes	5.250%		12/15/43	2,962	3,058,363

					97,180,238

IT Services
International Business Machines Corp., Sr. Unsec’d. Notes	3.375%		08/01/23	1,275	1,281,124

Machinery — 0.7%
Actuant Corp., Gtd. Notes	5.625%		06/15/22	1,000	1,017,500
Amsted Industries, Inc., Gtd. Notes, 144A (original cost $1,000,000; purchased 07/28/14)(f)(g)	5.000%		03/15/22	1,000	998,750
Caterpillar, Inc., Sr. Unsec’d. Notes	4.750%		05/15/64	4,200	4,111,183
CNH Industrial Capital LLC, Gtd. Notes	3.250%		02/01/17	3,850	3,835,563
Ingersoll-Rand Global Holding Co. Ltd., Gtd. Notes	5.750%		06/15/43	450	495,196
Terex Corp., Gtd. Notes	6.500%		04/01/20	750	785,625
Tyco Electronics Group SA (Switzerland), Gtd. Notes	2.375%		12/17/18	1,350	1,365,252
Tyco Electronics Group SA (Switzerland), Gtd. Notes	3.500%		02/03/22	8,100	8,200,456
Xylem, Inc., Sr. Unsec’d. Notes	4.875%		10/01/21	3,000	3,249,936

					24,059,461

Media — 4.7%
21st Century Fox America, Inc., Gtd. Notes	3.000%		09/15/22	3,915	3,825,147
21st Century Fox America, Inc., Gtd. Notes(a)	4.750%		09/15/44	10,340	10,110,162
21st Century Fox America, Inc., Gtd. Notes	6.150%		03/01/37	2,300	2,659,476
21st Century Fox America, Inc., Gtd. Notes	6.150%		02/15/41	6,735	7,821,052
21st Century Fox America, Inc., Gtd. Notes	7.700%		10/30/25	1,129	1,453,527
AMC Networks, Inc., Gtd. Notes	4.750%		12/15/22	1,000	1,000,000
Belo Corp., Sr. Unsec’d. Notes	7.250%		09/15/27	150	157,500
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625%		09/15/17	2,000	2,180,000
CBS Corp., Gtd. Notes(a)	4.600%		01/15/45	7,635	6,817,307
CBS Corp., Gtd. Notes	5.900%		10/15/40	85	88,731
Cinemark USA, Inc., Gtd. Notes	4.875%		06/01/23	1,000	961,250
Comcast Corp., Gtd. Notes	3.375%		08/15/25	1,275	1,258,179
Comcast Corp., Gtd. Notes	4.250%		01/15/33	6,090	5,947,567
Comcast Corp., Gtd. Notes(a)	4.600%		08/15/45	12,025	11,921,777
Comcast Corp., Gtd. Notes	6.450%		03/15/37	8,200	10,133,519
Comcast Corp., Gtd. Notes	6.550%		07/01/39	2,863	3,589,618
CSC Holdings LLC, Sr. Unsec’d. Notes	7.625%		07/15/18	856	937,320
CSC Holdings LLC, Sr. Unsec’d. Notes	8.625%		02/15/19	3,000	3,401,250
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	5.150%		03/15/42	4,340	4,083,081

SEE NOTES TO FINANCIAL STATEMENTS.

A15

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Media (continued)
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	6.000%		08/15/40	4,875	$5,059,036
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	6.375%		03/01/41	1,000	1,075,695
DISH DBS Corp., Gtd. Notes	7.125%		02/01/16	5,000	5,131,250
Grupo Televisa SAB (Mexico), Sr. Unsec’d. Notes	5.000%		05/13/45	600	572,400
Historic TW, Inc., Gtd. Notes	6.625%		05/15/29	2,000	2,386,108
Myriad International Holdings BV (South Africa), Gtd. Notes, 144A	6.375%		07/28/17	1,600	1,692,000
NBCUniversal Media LLC, Gtd. Notes	4.450%		01/15/43	6,850	6,583,508
NBCUniversal Media LLC, Gtd. Notes	5.950%		04/01/41	1,300	1,523,011
NBCUniversal Media LLC, Gtd. Notes	6.400%		04/30/40	2,500	3,104,347
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 144A	5.000%		04/15/22	2,025	1,984,500
Scripps Networks Interactive, Inc., Sr. Unsec’d. Notes	2.800%		06/15/20	3,600	3,546,454
TEGNA, Inc., Gtd. Notes	5.125%		07/15/20	2,000	2,050,000
Time Warner Cable, Inc., Gtd. Notes	4.500%		09/15/42	950	774,917
Time Warner Cable, Inc., Gtd. Notes(a)	5.500%		09/01/41	800	746,134
Time Warner Cable, Inc., Gtd. Notes	5.875%		11/15/40	380	367,890
Time Warner Cable, Inc., Gtd. Notes	6.550%		05/01/37	2,785	2,899,252
Time Warner Cable, Inc., Gtd. Notes	6.750%		06/15/39	4,700	5,017,955
Time Warner, Inc., Gtd. Notes(a)	4.650%		06/01/44	4,495	4,273,167
Time Warner, Inc., Gtd. Notes	4.750%		03/29/21	5,026	5,433,161
Time Warner, Inc., Gtd. Notes	6.200%		03/15/40	5,058	5,746,111
Time Warner, Inc., Gtd. Notes	6.250%		03/29/41	6,275	7,180,413
Time Warner, Inc., Gtd. Notes	7.700%		05/01/32	175	229,883
Viacom, Inc., Sr. Unsec’d. Notes	4.500%		02/27/42	40	33,444
Viacom, Inc., Sr. Unsec’d. Notes(a)	4.850%		12/15/34	7,050	6,519,889
Viacom, Inc., Sr. Unsec’d. Notes	4.875%		06/15/43	4,605	4,122,106
Viacom, Inc., Sr. Unsec’d. Notes(a)	5.250%		04/01/44	3,850	3,609,548
Viacom, Inc., Sr. Unsec’d. Notes	5.850%		09/01/43	5,855	5,827,727
Videotron Ltd. (Canada), Gtd. Notes	5.000%		07/15/22	1,100	1,097,250
Videotron Ltd. (Canada), Gtd. Notes, 144A	5.375%		06/15/24	4,600	4,600,000

					171,533,619

Metals & Mining — 3.4%
Alcoa, Inc., Sr. Unsec’d. Notes(a)	5.125%		10/01/24	2,100	2,126,250
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	5.250%	(c)	02/25/17	1,250	1,298,437
Barrick North America Finance LLC (Canada), Gtd. Notes	5.700%		05/30/41	8,800	8,042,302
Barrick PD Australia Finance Pty Ltd. (Canada), Gtd. Notes	5.950%		10/15/39	5,565	5,348,221
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	3.250%		11/21/21	2,000	2,031,490
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes(a)	5.000%		09/30/43	15,790	16,390,557
Freeport-McMoRan, Inc., Sr. Unsec’d. Notes(a)	3.550%		03/01/22	6,000	5,553,768
Glencore Canada Corp. (United Kingdom), Gtd. Notes	5.500%		06/15/17	1,500	1,589,301
Glencore Funding LLC (Switzerland), Gtd. Notes, 144A	4.000%		04/16/25	5,000	4,651,020
Goldcorp, Inc. (Canada), Sr. Unsec’d. Notes	3.625%		06/09/21	4,085	4,063,023
Goldcorp, Inc. (Canada), Sr. Unsec’d. Notes	3.700%		03/15/23	500	480,459
Rio Tinto Finance USA Ltd. (United Kingdom), Gtd. Notes	3.500%		11/02/20	4,915	5,120,580

SEE NOTES TO FINANCIAL STATEMENTS.

A16

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Metals & Mining (continued)
Rio Tinto Finance USA Ltd. (United Kingdom), Gtd. Notes	3.750%		06/15/25	8,335	$8,218,135
Rio Tinto Finance USA Ltd. (United Kingdom), Gtd. Notes(a)	5.200%		11/02/40	10,913	11,123,599
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	3.875%		04/23/25	13,120	12,636,397
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes(a)	5.875%		04/23/45	11,180	10,634,416
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	6.750%		04/16/40	8,527	8,806,174
Steel Dynamics, Inc., Gtd. Notes	6.125%		08/15/19	1,000	1,052,500
Teck Resources Ltd. (Canada), Gtd. Notes	4.500%		01/15/21	1,350	1,295,924
Teck Resources Ltd. (Canada), Gtd. Notes(a)	5.400%		02/01/43	953	710,326
Teck Resources Ltd. (Canada), Gtd. Notes	6.000%		08/15/40	1,895	1,500,181
Teck Resources Ltd. (Canada), Gtd. Notes	6.250%		07/15/41	1,000	804,730
Yamana Gold, Inc. (Canada), Sr. Unsec’d. Notes(a)	4.950%		07/15/24	11,100	10,691,875

					124,169,665

Multiline Retail — 0.7%
Macy’s Retail Holdings, Inc., Gtd. Notes(a)	3.875%		01/15/22	7,460	7,735,177
Macy’s Retail Holdings, Inc., Gtd. Notes	4.300%		02/15/43	2,800	2,522,302
Macy’s Retail Holdings, Inc., Gtd. Notes(a)	5.125%		01/15/42	1,875	1,883,460
Target Corp., Sr. Unsec’d. Notes(a)	3.500%		07/01/24	12,150	12,402,659

					24,543,598

Oil, Gas & Consumable Fuels — 5.2%
Anadarko Finance Co., Gtd. Notes	7.500%		05/01/31	5,805	7,269,392
Anadarko Petroleum Corp., Sr. Unsec’d. Notes(a)	3.450%		07/15/24	700	689,764
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	4.581%	(s)	10/10/36	11,400	4,560,000
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%		09/15/36	7,052	8,137,162
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.950%		06/15/19	400	464,632
Apache Corp., Sr. Unsec’d. Notes	4.750%		04/15/43	3,000	2,776,269
Burlington Resources Finance Co., Gtd. Notes	7.200%		08/15/31	2,285	2,949,951
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes(a)	3.800%		04/15/24	7,300	7,218,342
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes(a)	3.900%		02/01/25	7,000	6,916,420
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	5.200%		09/15/43	1,000	944,432
ConocoPhillips Co., Gtd. Notes	4.150%		11/15/34	3,300	3,191,668
Continental Resources, Inc., Gtd. Notes	4.500%		04/15/23	1,645	1,586,124
Devon Energy Corp., Sr. Unsec’d. Notes	5.000%		06/15/45	6,720	6,634,078
Devon Energy Corp., Sr. Unsec’d. Notes	5.600%		07/15/41	6,000	6,281,724
Devon Financing Corp. LLC, Gtd. Notes	7.875%		09/30/31	8,330	10,737,378
Encana Corp. (Canada), Sr. Unsec’d. Notes	6.500%		05/15/19	6,300	7,152,384
EOG Resources, Inc., Sr. Unsec’d. Notes	2.450%		04/01/20	4,000	4,027,772
Exxon Mobil Corp., Sr. Unsec’d. Notes(a)	3.567%		03/06/45	4,370	3,955,838
Helmerich & Payne International Drilling Co., Gtd. Notes, 144A	4.650%		03/15/25	3,000	3,096,864
Marathon Petroleum Corp., Sr. Unsec’d. Notes(a)	3.625%		09/15/24	3,585	3,519,782
Marathon Petroleum Corp., Sr. Unsec’d. Notes	5.000%		09/15/54	4,625	4,190,426
Noble Energy, Inc., Sr. Unsec’d. Notes(a)	3.900%		11/15/24	500	492,981
Noble Energy, Inc., Sr. Unsec’d. Notes	5.050%		11/15/44	1,470	1,408,447
Noble Energy, Inc., Sr. Unsec’d. Notes	5.250%		11/15/43	5,535	5,392,529
Noble Energy, Inc., Sr. Unsec’d. Notes	6.000%		03/01/41	630	666,950
Occidental Petroleum Corp., Sr. Unsec’d. Notes	4.625%		06/15/45	4,550	4,521,922

SEE NOTES TO FINANCIAL STATEMENTS.

A17

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Oil, Gas & Consumable Fuels (continued)
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, 144A(a)	5.375%	01/26/19	6,470	$5,315,105
Petrobras Global Finance BV (Brazil), Gtd. Notes	2.000%	05/20/16	5,000	4,940,850
Petroleos Mexicanos (Mexico), Gtd. Notes	6.375%	01/23/45	6,800	6,978,500
Phillips 66, Gtd. Notes	4.650%	11/15/34	3,500	3,423,987
Phillips 66, Gtd. Notes	4.875%	11/15/44	6,200	5,921,825
Range Resources Corp., Gtd. Notes, 144A(a)	4.875%	05/15/25	10,000	9,714,000
Sasol Financing International PLC (South Africa), Gtd. Notes	4.500%	11/14/22	10,000	10,087,500
Shell International Finance BV (Netherlands), Gtd. Notes	4.375%	05/11/45	18,195	17,959,775
Sinopec Group Overseas Development 2014 Ltd. (China), Gtd. Notes, 144A	1.750%	04/10/17	6,650	6,653,791
Southwestern Energy Co., Sr. Unsec’d. Notes	4.050%	01/23/20	2,665	2,738,802
Valero Energy Corp., Sr. Unsec’d. Notes(a)	4.900%	03/15/45	7,045	6,601,862

				189,119,228

Paper & Forest Products — 1.2%
Georgia-Pacific LLC, Sr. Unsec’d. Notes (original costs $3,632,773; purchased 10/08/13-10/17/13)(f)(g)	7.250%	06/01/28	2,960	3,783,146
International Paper Co., Sr. Unsec’d. Notes	3.800%	01/15/26	3,000	2,939,364
International Paper Co., Sr. Unsec’d. Notes	4.800%	06/15/44	25,145	23,317,084
International Paper Co., Sr. Unsec’d. Notes	5.000%	09/15/35	2,525	2,473,689
International Paper Co., Sr. Unsec’d. Notes	5.150%	05/15/46	1,875	1,801,243
International Paper Co., Sr. Unsec’d. Notes	6.000%	11/15/41	6,350	6,846,106
International Paper Co., Sr. Unsec’d. Notes	7.300%	11/15/39	2,080	2,545,670

				43,706,302

Pharmaceuticals — 3.7%
AbbVie, Inc., Sr. Unsec’d. Notes(a)	2.900%	11/06/22	1,250	1,210,375
AbbVie, Inc., Sr. Unsec’d. Notes	4.400%	11/06/42	950	898,874
AbbVie, Inc., Sr. Unsec’d. Notes(a)	4.500%	05/14/35	10,215	9,993,365
AbbVie, Inc., Sr. Unsec’d. Notes	4.700%	05/14/45	14,255	14,021,703
Actavis Funding SCS, Gtd. Notes	2.350%	03/12/18	7,855	7,896,467
Actavis Funding SCS, Gtd. Notes	3.800%	03/15/25	14,845	14,582,570
AmerisourceBergen Corp., Sr. Unsec’d. Notes	4.250%	03/01/45	2,120	1,924,515
Baxalta, Inc., Sr. Unsec’d. Notes, 144A	5.250%	06/23/45	2,790	2,805,222
Bayer US Finance LLC (Germany), Gtd. Notes, 144A	3.000%	10/08/21	2,000	2,014,552
Bristol-Myers Squibb Co., Sr. Unsec’d. Notes	3.250%	08/01/42	900	754,338
Bristol-Myers Squibb Co., Sr. Unsec’d. Notes	6.875%	08/01/97	5,374	7,101,209
Cardinal Health, Inc., Sr. Unsec’d. Notes(a)	3.500%	11/15/24	1,500	1,475,065
Cardinal Health, Inc., Sr. Unsec’d. Notes	4.900%	09/15/45	1,415	1,409,897
Forest Laboratories, Inc., Gtd. Notes, 144A	4.875%	02/15/21	8,550	9,270,047
GlaxoSmithkline Capital, Inc. (United Kingdom), Gtd. Notes	4.200%	03/18/43	500	486,913
Grifols Worldwide Operations Ltd. (Spain), Gtd. Notes	5.250%	04/01/22	4,500	4,511,250
Johnson & Johnson, Sr. Unsec’d. Notes	4.375%	12/05/33	4,000	4,238,704
Johnson & Johnson, Sr. Unsec’d. Notes	4.850%	05/15/41	4,080	4,555,471
Mead Johnson Nutrition Co., Sr. Unsec’d. Notes	4.600%	06/01/44	8,226	7,829,951
Merck & Co., Inc., Sr. Unsec’d. Notes	2.400%	09/15/22	3,125	3,007,113
Merck & Co., Inc., Sr. Unsec’d. Notes	3.700%	02/10/45	3,515	3,140,188
Merck & Co., Inc., Sr. Unsec’d. Notes	4.150%	05/18/43	5,750	5,589,149
Mylan, Inc., Gtd. Notes, 144A	7.875%	07/15/20	4,000	4,166,900
Novartis Capital Corp. (Switzerland), Gtd. Notes	4.400%	05/06/44	4,625	4,768,037

SEE NOTES TO FINANCIAL STATEMENTS.

A18

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Pharmaceuticals (continued)
Pfizer, Inc., Sr. Unsec’d. Notes	4.300%	06/15/43	3,605	$3,522,644
Pfizer, Inc., Sr. Unsec’d. Notes(a)	4.400%	05/15/44	8,500	8,385,437
Pfizer, Inc., Sr. Unsec’d. Notes	7.200%	03/15/39	3,300	4,551,673
Zoetis, Inc., Sr. Unsec’d. Notes	4.700%	02/01/43	1,100	1,048,757

				135,160,386

Real Estate Investment Trusts (REITs) — 2.5%
BioMed Realty LP, Gtd. Notes	2.625%	05/01/19	3,700	3,684,353
Crown Castle International Corp., Sr. Unsec’d. Notes(a)	4.875%	04/15/22	4,125	4,166,250
DDR Corp., Sr. Unsec’d. Notes	3.500%	01/15/21	3,000	3,042,342
Equity CommonWealth, Sr. Unsec’d. Notes	5.875%	09/15/20	6,049	6,643,713
Essex Portfolio LP, Gtd. Notes	5.200%	03/15/21	2,000	2,220,684
Government Properties Income Trust, Sr. Unsec’d. Notes	3.750%	08/15/19	2,850	2,931,613
HCP, Inc., Sr. Unsec’d. Notes	4.000%	06/01/25	6,000	5,874,018
Health Care REIT, Inc., Sr. Unsec’d. Notes	4.000%	06/01/25	4,400	4,342,637
Mack-Cali Realty LP, Sr. Unsec’d. Notes	2.500%	12/15/17	5,500	5,521,054
Mack-Cali Realty LP, Sr. Unsec’d. Notes	3.150%	05/15/23	4,000	3,538,972
Realty Income Corp., Sr. Unsec’d. Notes	2.000%	01/31/18	3,000	3,021,363
Realty Income Corp., Sr. Unsec’d. Notes	3.875%	07/15/24	3,050	3,073,479
Realty Income Corp., Sr. Unsec’d. Notes	4.125%	10/15/26	3,050	3,069,730
Select Income REIT, Sr. Unsec’d. Notes	2.850%	02/01/18	3,500	3,547,247
Select Income REIT, Sr. Unsec’d. Notes	4.150%	02/01/22	8,250	8,171,831
Trust F/1401 (Mexico), Sr. Unsec’d. Notes, 144A	5.250%	12/15/24	3,300	3,432,000
Ventas Realty LP/Ventas Capital Corp., Gtd. Notes	3.250%	08/15/22	5,000	4,829,055
Weyerhaeuser Co., Sr. Unsec’d. Notes	6.950%	10/01/27	2,068	2,450,096
Weyerhaeuser Co., Sr. Unsec’d. Notes	7.375%	03/15/32	8,900	11,129,201
Weyerhaeuser Co., Sr. Unsec’d. Notes	8.500%	01/15/25	3,500	4,571,147

				89,260,785

Real Estate Management & Development — 0.1%
WEA Finance LLC/Westfield UK & Europe Finance PLC (Australia), Gtd. Notes, 144A	2.700%	09/17/19	2,850	2,854,198

Road & Rail — 2.3%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes(a)	4.150%	04/01/45	6,275	5,787,464
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.450%	03/15/43	200	193,994
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.550%	09/01/44	2,455	2,416,506
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.900%	04/01/44	1,275	1,320,034
Canadian National Railway Co. (Canada), Sr. Unsec’d. Notes(a)	4.500%	11/07/43	2,000	2,055,110
Canadian National Railway Co. (Canada), Sr. Unsec’d. Notes	6.250%	08/01/34	500	621,991
Canadian Pacific Railway Co. (Canada), Sr. Unsec’d. Notes	5.750%	03/15/33	1,775	2,019,347
Canadian Pacific Railway Co. (Canada), Sr. Unsec’d. Notes	7.125%	10/15/31	1,300	1,662,019
CSX Corp., Sr. Unsec’d. Notes	3.400%	08/01/24	2,435	2,436,571
CSX Corp., Sr. Unsec’d. Notes	4.500%	08/01/54	1,600	1,501,336
CSX Corp., Sr. Unsec’d. Notes	5.500%	04/15/41	2,682	2,981,799
CSX Corp., Sr. Unsec’d. Notes	6.150%	05/01/37	1,000	1,189,834

SEE NOTES TO FINANCIAL STATEMENTS.

A19

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Road & Rail (continued)
CSX Corp., Sr. Unsec’d. Notes	6.220%	04/30/40	531	$649,053
Federal Express Corp., Sr. Unsec’d. Notes	7.600%	07/01/97	1,000	1,308,935
FedEx Corp., Gtd. Notes	4.100%	04/15/43	825	741,131
FedEx Corp., Gtd. Notes	4.500%	02/01/65	2,115	1,844,728
FedEx Corp., Gtd. Notes	4.900%	01/15/34	1,950	2,021,542
FedEx Corp., Gtd. Notes(a)	5.100%	01/15/44	10,525	10,857,306
Norfolk Southern Corp., Sr. Unsec’d. Notes	3.950%	10/01/42	1,140	1,026,608
Norfolk Southern Corp., Sr. Unsec’d. Notes	4.800%	08/15/43	2,275	2,317,529
Norfolk Southern Corp., Sr. Unsec’d. Notes	4.837%	10/01/41	1,080	1,106,481
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.590%	05/17/25	3,000	3,453,771
Norfolk Southern Corp., Sr. Unsec’d. Notes	6.000%	03/15/2105	2,045	2,298,128
Norfolk Southern Corp., Sr. Unsec’d. Notes	6.000%	05/23/2111	800	906,019
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $3,324,528; purchased 03/18/15)(f)(g)	3.375%	03/15/18	3,215	3,313,482
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original costs $13,545,037; purchased 02/20/15-02/23/15)(a)(f)(g)	3.750%	05/11/17	12,970	13,418,931
Union Pacific Corp., Sr. Unsec’d. Notes(a)	3.250%	01/15/25	3,575	3,539,851
Union Pacific Corp., Sr. Unsec’d. Notes	3.875%	02/01/55	4,805	4,225,435
Union Pacific Corp., Sr. Unsec’d. Notes	4.150%	01/15/45	2,775	2,654,992
Union Pacific Corp., Sr. Unsec’d. Notes	4.250%	04/15/43	275	267,402
Union Pacific Corp., Sr. Unsec’d. Notes	4.750%	12/15/43	1,000	1,047,120
Union Pacific Corp., Sr. Unsec’d. Notes	4.850%	06/15/44	1,225	1,307,004

				82,491,453

Semiconductors & Semiconductor Equipment — 0.5%
Maxim Integrated Products, Inc., Sr. Unsec’d. Notes	2.500%	11/15/18	4,000	4,031,348
Micron Technology, Inc., Sr. Unsec’d. Notes, 144A	5.500%	02/01/25	10,000	9,370,000
Sensata Technologies BV (Netherlands), Gtd. Notes, 144A	4.875%	10/15/23	900	888,750
Sensata Technologies BV (Netherlands), Gtd. Notes, 144A	5.000%	10/01/25	2,500	2,434,375

				16,724,473

Software — 1.6%
Activision Blizzard, Inc., Gtd. Notes, 144A	6.125%	09/15/23	1,000	1,072,500
Audatex North America, Inc., Gtd. Notes, 144A(a)	6.125%	11/01/23	2,500	2,568,750
Fiserv, Inc., Sr. Unsec’d. Notes	2.700%	06/01/20	1,315	1,312,476
Microsoft Corp., Sr. Unsec’d. Notes(a)	3.750%	02/12/45	6,500	5,860,667
Microsoft Corp., Sr. Unsec’d. Notes(a)	4.000%	02/12/55	3,650	3,274,707
Microsoft Corp., Sr. Unsec’d. Notes(a)	4.875%	12/15/43	4,139	4,437,008
Oracle Corp., Sr. Unsec’d. Notes	2.500%	10/15/22	1,500	1,445,411
Oracle Corp., Sr. Unsec’d. Notes	3.900%	05/15/35	4,630	4,305,863
Oracle Corp., Sr. Unsec’d. Notes	4.125%	05/15/45	5,000	4,636,510
Oracle Corp., Sr. Unsec’d. Notes(a)	4.300%	07/08/34	12,200	12,030,945
Oracle Corp., Sr. Unsec’d. Notes	4.375%	05/15/55	17,315	16,089,046

				57,033,883

Specialty Retail — 1.3%
Bed Bath & Beyond, Inc., Sr. Unsec’d. Notes	5.165%	08/01/44	4,000	3,971,020
Home Depot, Inc. (The), Sr. Unsec’d. Notes	2.700%	04/01/23	1,025	1,003,436
Home Depot, Inc. (The), Sr. Unsec’d. Notes	4.250%	04/01/46	3,000	2,913,093

SEE NOTES TO FINANCIAL STATEMENTS.

A20

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Specialty Retail (continued)
Home Depot, Inc. (The), Sr. Unsec’d. Notes(a)	4.400%	03/15/45	15,945	$15,922,023
Home Depot, Inc. (The), Sr. Unsec’d. Notes	5.875%	12/16/36	2,257	2,716,570
L Brands, Inc., Gtd. Notes	5.625%	02/15/22	6,375	6,709,687
L Brands, Inc., Gtd. Notes	5.625%	10/15/23	977	1,025,850
Lowe’s Cos., Inc., Sr. Unsec’d. Notes(a)	4.250%	09/15/44	6,660	6,439,534
Lowe’s Cos., Inc., Sr. Unsec’d. Notes(a)	5.125%	11/15/41	4,000	4,372,860
PVH Corp., Sr. Unsec’d. Notes	4.500%	12/15/22	275	272,250
QVC, Inc., Sr. Sec’d. Notes	5.125%	07/02/22	300	308,933

				45,655,256

Technology Hardware, Storage & Peripherals — 1.2%
Apple, Inc., Sr. Unsec’d. Notes(a)	3.450%	02/09/45	15,120	12,814,563
Apple, Inc., Sr. Unsec’d. Notes	3.850%	05/04/43	3,095	2,817,007
Apple, Inc., Sr. Unsec’d. Notes(a)	4.375%	05/13/45	20,005	19,713,847
Hewlett-Packard Co., Sr. Unsec’d. Notes	6.000%	09/15/41	5,975	5,909,496
NCR Corp., Gtd. Notes	6.375%	12/15/23	500	530,000
Seagate HDD Cayman, Gtd. Notes	3.750%	11/15/18	800	834,027

				42,618,940

Textiles, Apparel & Luxury Goods — 0.3%
INVISTA Finance LLC, Sr. Sec’d. Notes, 144A (original cost $9,400,000; purchased 10/09/14)(f)(g)	4.250%	10/15/19	9,400	9,259,000

Tobacco — 0.4%
Altria Group, Inc., Gtd. Notes	2.850%	08/09/22	3,000	2,883,633
Altria Group, Inc., Gtd. Notes	10.200%	02/06/39	81	133,385
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.125%	03/04/43	250	230,649
Philip Morris International, Inc., Sr. Unsec’d. Notes(a)	4.250%	11/10/44	950	893,290
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.375%	11/15/41	3,038	2,910,152
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.500%	03/20/42	1,000	974,383
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.875%	11/15/43	337	348,675
Reynolds American, Inc., Gtd. Notes	5.700%	08/15/35	2,240	2,322,582
RJ Reynolds Tobacco Co., Gtd. Notes	7.000%	08/04/41	3,275	3,788,386
RJ Reynolds Tobacco Co., Gtd. Notes	8.125%	05/01/40	650	820,416

				15,305,551

Water Utilities — 0.1%
Aquarion Co., Sr. Unsec’d. Notes, 144A (original cost $4,978,900; purchased 08/19/14)(f)(g)	4.000%	08/15/24	5,000	4,935,410

Wireless Telecommunication Services — 0.7%
America Movil SAB de CV (Mexico), Gtd. Notes	5.000%	03/30/20	5,000	5,534,750
America Movil SAB de CV (Mexico), Gtd. Notes	6.125%	03/30/40	5,440	6,299,139
America Movil SAB de CV (Mexico), Sr. Unsec’d. Notes(a)	4.375%	07/16/42	1,800	1,671,588
Rogers Communications, Inc. (Canada), Gtd. Notes	5.000%	03/15/44	7,075	6,996,425
Rogers Communications, Inc. (Canada), Gtd. Notes	5.450%	10/01/43	2,500	2,622,813
Sprint Corp., Gtd. Notes(a)	7.125%	06/15/24	1,325	1,229,070
Sprint Corp., Gtd. Notes	7.875%	09/15/23	350	341,355

SEE NOTES TO FINANCIAL STATEMENTS.

A21

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Wireless Telecommunication Services (continued)
T-Mobile USA, Inc., Gtd. Notes	6.464%	04/28/19	950	$978,500

				25,673,640

TOTAL CORPORATE BONDS (cost $3,244,463,342)				3,172,632,879

FOREIGN AGENCY — 0.2%
Electricite de France SA (France), Sr. Unsec’d. Notes, 144A	4.875%	01/22/44	1,000	1,043,149
Electricite de France SA (France), Sr. Unsec’d. Notes, 144A(a)	6.000%	01/22/2114	1,300	1,384,200
Statoil ASA (Norway), Gtd. Notes(a)	4.800%	11/08/43	2,525	2,673,387
Statoil ASA (Norway), Gtd. Notes	7.750%	06/15/23	1,200	1,554,151

TOTAL FOREIGN AGENCY (cost $6,380,069)				6,654,887

FOREIGN GOVERNMENT BONDS — 0.1%
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.750%	03/08/44	500	475,000
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	5.550%	01/21/45	2,400	2,553,000

TOTAL FOREIGN GOVERNMENT BONDS (cost $2,902,047)				3,028,000

MUNICIPAL BONDS — 1.6%
California — 0.8%
Bay Area Toll Authority, Revenue Bonds, BABs	6.263%	04/01/49	3,200	4,140,224
Los Angeles Department of Water & Power, Revenue Bonds, BABs	6.008%	07/01/39	1,050	1,272,883
Los Angeles Department of Water & Power, Revenue Bonds, BABs	6.574%	07/01/45	3,595	4,734,471
Los Angeles Department of Water & Power, Revenue Bonds, BABs	6.603%	07/01/50	8,000	10,743,600
State of California, General Obligation Unlimited	7.625%	03/01/40	1,500	2,165,070
State of California, General Obligation Unlimited, BABs	7.500%	04/01/34	1,200	1,662,036
State of California, General Obligation Unlimited, BABs	7.550%	04/01/39	2,800	4,048,604

				28,766,888

District of Columbia — 0.2%
District of Columbia Water & Sewer Authority, Revenue Bonds	4.814%	10/01/2114	3,000	2,953,680
District of Columbia Water & Sewer Authority, Revenue Bonds	5.522%	10/01/44	3,000	3,536,340

				6,490,020

Illinois
Illinois State Toll Highway Authority, Revenue Bonds	5.851%	12/01/34	600	714,612

Missouri
Missouri Highway & Transportation Commission, Revenue Bonds, BABs	5.445%	05/01/33	325	378,323

SEE NOTES TO FINANCIAL STATEMENTS.

A22

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

MUNICIPAL BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
New Jersey — 0.5%
New Jersey State Turnpike Authority, Revenue Bonds, BABs	7.102%	01/01/41	9,740	$13,083,255
New Jersey State Turnpike Authority, Revenue Bonds, BABs	7.414%	01/01/40	4,535	6,297,800

				19,381,055

New York
Port Authority of New York & New Jersey, Revenue Bonds	5.647%	11/01/40	500	576,925

Ohio
Ohio State University (The), Revenue Bonds	4.800%	06/01/2111	1,300	1,248,403

Pennsylvania — 0.1%
Pennsylvania Turnpike Commission, Revenue Bonds, BABs	6.105%	12/01/39	1,500	1,795,185

South Carolina
South Carolina State Public Service Authority, Revenue Bonds	5.784%	12/01/41	1,000	1,120,140

TOTAL MUNICIPAL BONDS (cost $61,382,986)				60,471,551

U.S. TREASURY OBLIGATIONS — 0.1%
U.S. Treasury Bonds	2.125%	05/15/25	515	505,666
U.S. Treasury Bonds	2.500%	02/15/45	6,060	5,333,285

TOTAL U.S. TREASURY OBLIGATIONS (cost $5,859,538)				5,838,951

TOTAL LONG-TERM INVESTMENTS (cost $3,620,295,861)				3,549,255,303

SHORT-TERM INVESTMENT — 11.0%			Shares
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $398,926,734; includes $337,288,197 of cash collateral for securities on loan)(b)(w)(Note 4)			398,926,734	398,926,734

TOTAL INVESTMENTS — 108.6% (cost $4,019,222,595)				3,948,182,037
LIABILITIES IN EXCESS OF OTHER ASSETS(x) — (8.6)%				(313,402,835)

NET ASSETS — 100.0%				$3,634,779,202

See the Glossary for abbreviations used in the Portfolio descriptions.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $328,912,701; cash collateral of $337,288,197 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2015.

(f)	Indicates a restricted security; the aggregate cost of such securities is $70,435,022. The aggregate value of $ 68,896,906 is approximately 1.9% of net assets.

(g)	Indicates a security that has been deemed illiquid.

(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.

SEE NOTES TO FINANCIAL STATEMENTS.

A23

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2015	Unrealized Appreciation (Depreciation)(1)
Long Positions:
765	2 Year U.S. Treasury Notes	Sep. 2015	$167,260,078	$167,487,188	$227,110
1,748	5 Year U.S. Treasury Notes	Sep. 2015	208,644,752	208,462,657	(182,095)
1,256	20 Year U.S. Treasury Bonds	Sep. 2015	190,532,078	189,459,750	(1,072,328)

					(1,027,313)

Short Positions:
2,058	10 Year U.S. Treasury Notes	Sep. 2015	260,514,883	259,661,719	853,164
1,570	30 Year U.S. Ultra Treasury Bonds	Sep. 2015	246,218,375	241,878,125	4,340,250

					5,193,414

					$4,166,101

(1)	Cash of $5,455,000 has been segregated with Citigroup Global Markets to cover requirements for open contracts at June 30, 2015.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Commercial Mortgage-Backed Securities	$—	$285,489,535	$15,139,500
Corporate Bonds	—	3,172,632,879	—
Foreign Agency	—	6,654,887	—
Foreign Government Bonds	—	3,028,000	—
Municipal Bonds	—	60,471,551	—
U.S. Treasury Obligations	—	5,838,951	—
Affiliated Money Market Mutual Fund	398,926,734	—	—
Other Financial Instruments*
Financial Futures Contracts	4,166,101	—	—

Total	$403,092,835	$3,534,115,803	$15,139,500

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Commercial Mortgage-Backed Securities	Corporate Bonds
Balance as of 12/31/2014	$—	$29,456,945
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)**	(9,707)	—
Purchases	15,149,207	—
Sales	—	—
Accrued discount/premium	—	—
Transfers in and/or out of Level 3	—	(29,456,945)

Balance as of 06/30/2015	$15,139,500	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

**	Of which, $(9,707) was relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

SEE NOTES TO FINANCIAL STATEMENTS.

A24

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Level 3 Securities	Fair Value as of June 30, 2015	Valuation Methodology	Unobservable Inputs
Commercial Mortgage-Backed Securities	$15,139,500	Market Approach	Single broker indicative quote

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Corporate Bonds	$29,456,945	L3 to L2	Single broker indicative quote to Evaluated bid

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2015 were as follows:

Affiliated Money Market Mutual Fund (9.3% represents investments purchased with collateral from securities on loan)	11.0%
Electric Utilities	10.5
Commercial Mortgage-Backed Securities	8.3
Banks	6.7
Chemicals	5.8
Oil, Gas & Consumable Fuels	5.2
Diversified Telecommunication Services	5.2
Media	4.7
Energy Equipment & Services	4.1
Pharmaceuticals	3.7
Metals & Mining	3.4
Automobiles	2.9
Insurance	2.7
Real Estate Investment Trusts (REITs)	2.5
Road & Rail	2.3
Health Care Providers & Services	2.0
Municipal Bonds	1.6
Software	1.6
Commercial Services & Supplies	1.6
Health Care Equipment & Supplies	1.5
Aerospace & Defense	1.4
Diversified Financial Services	1.3
Specialty Retail	1.3
Biotechnology	1.2
Paper & Forest Products	1.2
Airlines	1.2
Technology Hardware, Storage & Peripherals	1.2
Building Products	1.1

Food Products	1.1%
Food & Staples Retailing	0.9
Industrial Conglomerates	0.9
Beverages	0.9
Household Products	0.8
Hotels, Restaurants & Leisure	0.7
Wireless Telecommunication Services	0.7
Multiline Retail	0.7
Machinery	0.7
Consumer Finance	0.5
Electronic Equipment, Instruments & Components	0.5
Semiconductors & Semiconductor Equipment	0.5
Tobacco	0.4
Containers & Packaging	0.3
Gas Utilities	0.3
Textiles, Apparel & Luxury Goods	0.3
Communications Equipment	0.2
Foreign Agency	0.2
U.S. Treasury Obligations	0.1
Construction & Engineering	0.1
Capital Markets	0.1
Water Utilities	0.1
Independent Power & Renewable Electricity Producers	0.1
Distributors	0.1
Foreign Government Bonds	0.1
Real Estate Management & Development	0.1

108.6
Liabilities in excess of other assets	(8.6)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2015 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$5,420,524	*	Due from/to broker-variation margin futures	$1,254,423	*

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A25

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(7,259,834)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$11,340,829

For the six months ended June 30, 2015, the Portfolio’s average value at trade date for futures long positions was $435,510,720 and for short positions was $360,422,161.

SEE NOTES TO FINANCIAL STATEMENTS.

A26

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2015

ASSETS:
Investments at value, including securities on loan of $328,912,701:
Unaffiliated investments (cost $3,620,295,861)	$3,549,255,303
Affiliated investments (cost $398,926,734)	398,926,734
Cash	1,919,959
Deposit with broker	5,455,000
Dividends and interest receivable	39,705,159
Receivable for fund share sold	8,864,406
Receivable for investments sold	2,628,226
Prepaid expenses	2,123

Total Assets	4,006,756,910

LIABILITIES:
Payable to broker for collateral for securities on loan	337,288,197
Payable for investments purchased	33,837,447
Advisory fees payable	646,486
Accrued expenses and other liabilities	92,942
Due to broker-variation margin futures	63,047
Distribution fee payable	49,239
Affiliated transfer agent fee payable	350

Total Liabilities	371,977,708

NET ASSETS	$3,634,779,202

Net assets were comprised of:
Paid-in capital	$3,573,587,857
Retained earnings	61,191,345

Net assets, June 30, 2015	$3,634,779,202

Net asset value and redemption price per share, $3,634,779,202 / 347,037,401 outstanding shares of beneficial interest	$10.47

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2015

INCOME
Interest income	$65,157,893
Affiliated income from securities lending, net	151,437
Affiliated dividend income	52,469

65,361,799

EXPENSES
Advisory fees	10,641,645
Distribution fee	1,600,725
Custodian and accounting fees	125,000
Audit fee	19,000
Trustees’ fees	12,000
Insurance expenses	12,000
Legal fees and expenses	6,000
Shareholders’ reports	6,000
Interest expense	4,120
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Miscellaneous	6,173

Total expenses	12,436,663

NET INVESTMENT INCOME	52,925,136

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	14,506,926
Futures transactions	(7,259,834)
Short sales transactions	197,283
Foreign currency transactions	339

7,444,714

Net change in unrealized appreciation (depreciation) on:
Investments	(177,188,612)
Futures	11,340,829

(165,847,783)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(158,403,069)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(105,477,933)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2015	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$52,925,136	$61,674,064
Net realized gain (loss) on investment and foreign currency transactions	7,444,714	(535,276)
Net change in unrealized appreciation (depreciation) on investments	(165,847,783)	100,851,291

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(105,477,933)	161,990,079

FUND SHARE TRANSACTIONS:
Fund share sold [88,866,305 and 176,215,975 shares, respectively]	964,106,548	1,821,312,521
Fund share repurchased [0 and 45,812 shares, respectively]	—	(461,236)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	964,106,548	1,820,851,285

TOTAL INCREASE IN NET ASSETS	858,628,615	1,982,841,364
NET ASSETS:
Beginning of period	2,776,150,587	793,309,223

End of period	$3,634,779,202	$2,776,150,587

SEE NOTES TO FINANCIAL STATEMENTS.

A27

GLOSSARY:

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

The following abbreviations are used in the preceding Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
BABs	Build America Bonds
MTN	Medium Term Note

SEE NOTES TO FINANCIAL STATEMENTS.

A28

NOTES TO THE FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST

(Unaudited)

1.	General

Advanced Series Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust was organized on October 31, 1988 as a Massachusetts business trust. The Trust operates as a series company and, at June 30, 2015 consisted of 92 separate Portfolios (“Portfolios”). The information presented in these financial statements pertains to the AST Multi-Sector Fixed Income Portfolio (the “Portfolio” or “Multi-Sector Fixed Income”). The investment objective of the Portfolio is to maximize total return, consistent with preservation of capital.

Shares of each Portfolio may only be purchased by separate accounts of Participating Insurance Companies for investing assets which are attributable to variable annuity contracts and variable life insurance policies (“Contractholders”). These separate accounts place orders to purchase and redeem shares of the Trust primarily based upon the amount of premium payments to be invested, and the amount of surrender and transfer requests to be effected on a specific day under the variable annuity contracts and variable life insurance policies.

2.	Accounting Policies

The Trust follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Trust and the Portfolios consistently follow such policies in the preparation of their financial statements.

Securities Valuation:    Each Portfolio holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to AST Investment Services, Inc. and Prudential Investments LLC (“PI”), the co-managers of the Trust (together the “Investment Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each Portfolio’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

B1

Fixed income securities traded in the over-the-counter market (“OTC”) are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Portfolio securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities:    Subject to guidelines adopted by the Board, the Portfolio may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued the investment. Therefore, a Portfolio may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Portfolio’s Subadviser under the guidelines adopted by the Board. However, the liquidity of a Portfolio’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation:    The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities — at the current daily rates of exchange.

(ii)  purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

B2

Participatory Notes (P-notes)/Warrants:    The Trust may gain exposure to securities in certain foreign markets through investments in participatory notes (“P-notes”). The Trust may purchase P-notes pending ability to invest directly in a foreign market due to restrictions applicable to foreign investors or other market factors. P-notes are generally issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying security. P-notes involve transaction costs, which may be higher than those applicable to the equity securities. An investment in a P-note may involve risks, including counterparty risk, beyond those normally associated with a direct investment in the underlying security. The Trust must rely on the creditworthiness of the counterparty and would have no rights against the issuer of the underlying security. Furthermore, the P-note’s performance may differ from that of the underlying security. The holder of the P-note is entitled to receive from the bank or broker-dealer, an amount equal to dividends paid by the issuer of the underlying security; however, the holder is not entitled to the same rights (e.g., dividends, voting rights) as an owner of the underlying security. There is also no assurance that there will be a secondary trading market for a P-note or that the trading price of a P-note will equal the value of the underlying security.

Forward Currency Contracts:    A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios between two parties entered into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on investments and foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain or loss, if any, is included in net realized gain or loss on foreign currency transactions. Upon entering into these contracts, risks may arise from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. A Portfolio’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life.

Cross Currency Exchange Contracts:    A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Financial Futures Contracts:    A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures transactions.

The Portfolio invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates. The Portfolio may also use futures to gain additional market exposure. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. With exchange-traded futures contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures, and guarantees the futures contracts against default.

Short Sales:    A Portfolio may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Portfolio makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the transaction. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to return any interest or dividends received on such borrowed securities. Dividends declared on short positions open are recorded on the ex-date and the interest payable is accrued daily on fixed income securities sold short, both of which are recorded as an expense. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

Master Netting Arrangements:    Certain Portfolios are subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a sub-adviser may have negotiated and entered into

B3

on behalf of the Portfolio. For multi-sleeve Portfolios, different sub-advisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for OTC derivatives under the FASB Accounting Standards Update (“ASU”) 2013-01 disclosure. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there were no instances where the right of set-off existed and management has not elected to offset.

Forward currency contracts, short sales and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Delayed-Delivery Transactions:    Certain Portfolios may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When selling a security on a delayed-delivery basis, the Portfolio forfeits its eligibility to realize future gains and losses with respect to the security.

Concentration of Risk:    The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Portfolios to meet their obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of the governmental supervision and regulation of foreign securities markets.

Securities Lending:    The Portfolios may lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities in the open market using the collateral. The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The Portfolio also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized and unrealized gains or losses from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management, that may differ from actual.

Taxes:    For federal income tax purposes, each Portfolio in the Trust is treated as a separate taxpaying entity. The Portfolios are treated as partnerships for tax purposes. No provision has been made in the financial statements for U.S. Federal, state, or local taxes, as any tax liability arising from operations of the Portfolios is the responsibility of the Portfolios’ shareholders (Participating Insurance Companies). The Portfolios are not generally subject to entity-level taxation. Shareholders of each Portfolio are subject to taxes on their distributive share of partnership items.

B4

Withholding taxes on foreign dividends and interest and foreign capital gains tax are accrued in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded.

Distributions:    Distributions from the Portfolio are made in cash and automatically reinvested in additional shares of the same Portfolio. Distributions are recorded on the ex-dividend date.

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The Portfolios have entered into investment management agreements with the Investment Manager which provide that the Investment Manager will furnish each Portfolio with investment advice, investment management and administrative services. At June 30, 2015, the Investment Manager has engaged Prudential Investment Management, Inc. (“PIM”) as Sub-adviser for Multi-Sector Fixed Income Portfolio.

Advisory Fees and Expense Limitations:    The Investment Manager receives a fee, accrued daily and payable monthly, based on the annual rate specified below, using the value of the Portfolio’s average daily net assets, at the annual rate specified below. The Investment Manager pays the Subadviser a fee as compensation for advisory services provided to the Portfolio. All amounts paid or payable by the Portfolio to the Investment Manager, under the agreement, are reflected in the Statements of Operations.

	Advisory Fees through June 30, 2015	Effective Advisory Fees	Advisory Fees effective July 1, 2015
Multi-Sector Fixed Income	0.69% first $300 million; 0.68% on next $200 million; 0.67% on next $250 million; 0.66% on next $2.5 billion; 0.65% on next $2.75 billion; 0.62% on next $4 billion; 0.60% in excess of $10 billion	0.66%

0.5325% first $300 million;

0.5225% on next $200 million;

0.5125% on next $250 million;

0.5025% on next $2.5 billion; 0.4925% on next $2.75 billion;

0.4625% on next $4 billion;

0.4425% in excess of $10 billion

	Expense Limitations effective April 28, 2014 through June 30, 2015	Expense Limitations effective July 1, 2015
Multi-Sector Fixed Income	Contractually limit expenses to 0.83% effective April 28, 2014 through June 30, 2015	Contractually limit expenses to 0.83% through June 30, 2016

AST Investment Services, Inc., PI, and PIM are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

The Trust has entered into an agreement with Prudential Annuities Distributors, Inc. (“PAD”), an indirect, wholly-owned subsidiary of Prudential Financial, Inc. PAD serves as the distributor for the shares of each Portfolio of the Trust. Each class of shares is offered and redeemed at its net asset value without any sales load. The Trust has adopted a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the 12b-1 Plan) for the shares of each Portfolio of the Trust. Under the 12b-1 Plan, the shares of each covered Portfolio are charged an annual fee to compensate PAD and its affiliates for providing various administrative and distribution services to each covered Portfolio. The annual shareholder services and distribution (12b-1) fee for each covered Portfolio’s shares is 0.10% of the average daily net assets of each Portfolio. Effective July 1, 2015, the annual shareholder services and distribution (12b-1) fee for each covered Portfolio’s shares is 0.25% of the average daily net assets of each Portfolio.

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent of the Portfolios. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

B5

Certain officers and Trustees of the Trust are officers, employees or directors of the Investment Manager. The Trust pays no compensation directly to its officers, employees or interested Trustees. The Investment Manager also pays for occupancy and certain clerical and administrative expenses. The Trust bears all other costs and expenses.

The Trust invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

PIM, an indirect, wholly-owned subsidiary of Prudential, is the Trust’s securities lending agent. Earnings from securities lending are disclosed on the Statement of Operations as “Affiliated income from securities lending, net”. For the six months ended June 30, 2015, PIM was compensated $45,174 for these services.

5.	Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments and U.S. Government securities, for the six months ended June 30, 2015, were as follows:

	Cost of Purchases	Proceeds from Sales
Multi-Sector Fixed Income.	$1,404,145,197	$304,787,537

6.	Tax Information

All Portfolios are treated as partnerships for tax purposes. The character of the cash distributions made by the partnerships is generally classified as return of capital nontaxable distributions. After each fiscal year each partner will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value.

Management has analyzed the Portfolios’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provisions for income tax are required in the Portfolios’ financial statements for the current reporting period. The Portfolios’ federal, state and local income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

7.	Line of Credit

The Portfolio, along with other affiliated registered investment companies (the “Funds”), was party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 9, 2014 through October 8, 2015. The Funds pay an annualized commitment fee of 0.075% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly. The Portfolio did not utilize the SCA during the six months ended June 30, 2015.

8.	Capital

The Declaration of Trust permits the Trust’s Board of Trustees to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest with a par value of $.001 per share.

9.	Ownership

As of June 30, 2015, substantially all shares of the Portfolio were owned of record by the following affiliates of the Trust: Pruco Life Insurance Company of New Jersey (“PLNJ”) and Pruco Life Insurance Company (“PLAZ”) on behalf of the owners of the variable insurance products issued by each of these entities.

10.	New Accounting Pronouncement

In May 2015, the FASB issued ASU No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for the Trust for fiscal

B6

years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on financial statement disclosures has not yet been determined.

B7

Financial Highlights

(Unaudited)

	AST Multi-Sector Fixed Income Portfolio
	Six Months Ended June 30, 2015(d)		Year Ended December 31, 2014(d)	February 25, 2013(c) through December 31, 2013(d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.75		$9.67	$10.00

Income (Loss) From Investment Operations:
Net investment income	0.18		0.36	0.28
Net realized and unrealized gain (loss) on investments	(0.46)		0.72	(0.61)

Total from investment operations	(0.28)		1.08	(0.33)

Net Asset Value, end of period	$10.47		$10.75	$9.67

Total Return(a)	(2.60)%		11.17%	(3.30)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3,634.8		$2,776.2	$793.3
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.78	%(e)	0.79%	0.87	%(e)
Expenses Before Waivers and/or Expense Reimbursement	0.78	%(e)	0.79%	0.87	%(e)
Net investment income	3.31	%(e)	3.45%	3.47	%(e)
Portfolio turnover rate	39	%(f)	124%	314	%(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Approval of Advisory Agreements

Renewal of Management and Subadvisory Agreement

The Trust’s Board of Trustees

The Board of Trustees (the Board) of Advanced Series Trust (the Trust) consists of ten individuals, nine of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and the AST Multi-Sector Fixed Income Portfolio (the Portfolio), its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee, and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreement with Prudential Investments LLC (PI) and AST Investment Services, Inc. (ASTIS), as applicable,1 and the Portfolio’s subadvisory agreement with Prudential Investment Management, Inc. (PIM). As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 15-16, 2015 (the Meeting) and approved the renewal of the agreements through July 31, 2016, after concluding that the renewal of the agreements was in the best interests of the Trust, the Portfolio and the Portfolio’s beneficial shareholders.

In advance of the Meeting, the Trustees received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant peer universe and peer group, as is further discussed below.

In approving the agreements, the Trustees, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of the Portfolio, the profitability of the Manager and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting as well as information provided throughout the year at regular and special Board meetings, including presentations from the Manager and subadviser personnel such as portfolio managers.

The Trustees determined that the overall arrangements between the Trust and the Manager, which serves as the Trust’s investment manager pursuant to a management agreement, and between the Manager and PIM, which serves as subadviser pursuant to the terms of a subadvisory agreement with the Manager, are in the best interest of the Trust, the Portfolio and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, quality and extent of services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by the Manager and the subadviser. The Board considered the services provided by the Manager, including but not limited to the oversight of the subadviser, as well as the provision of recordkeeping and compliance services to the Trust. With respect to the Manager’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (SIRG), a business unit of PI, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that the Manager pays the salaries of all of the officers and management Trustees of the Trust. The Board also considered the investment subadvisory services provided by the subadviser, as well as compliance with the Portfolio’s investment restrictions, policies and procedures. The Board considered the Manager’s evaluation of the subadviser, as well as the Manager’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreement.

[1]	When used herein, the term “Manager” refers to PI and ASTIS collectively.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management responsible for the oversight of the Portfolio and the subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadviser’s portfolio managers who are responsible for the day-to-day management of the Portfolio. The Board was provided with information pertaining to the Manager’s and the subadviser’s organizational structure, senior management, investment operations, and other relevant information pertaining to PI and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to both the Manager and the subadviser. The Board noted that PIM is affiliated with the Manager.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by the Manager and the subadvisory services provided to the Portfolio by the subadviser, and that there was a reasonable basis on which to conclude that the Portfolio benefits from the services provided by the Manager and the subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by the Manager

The Board was provided with information on the profitability of the Manager and its affiliates in serving as the Trust’s investment manager. The Board discussed with the Manager the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board considered information regarding the profitability of PIM, which is an affiliate of the Manager, on a consolidated basis. Taking these factors into account, the Board concluded that the profitability of the Manager and its affiliates in relation to the services rendered was not unreasonable. The Board also considered that the fact that the Manager compensates the subadviser out of its management fee.

Economies of Scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Portfolio’s assets grow beyond current levels. The Board noted that the management fee schedule for the Portfolio contains breakpoints, which have the effect of decreasing the fee rate as assets increase. The Board took note that the fee structure currently results in benefits to Portfolio shareholders whether or not the Manager realizes any economies of scale. The Board considered that economies of scale can be shared with the Portfolio in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment.

The Board further noted that shareholders of the Portfolio had recently approved an amended shareholder service and distribution (12b-1) plan that would increase the 12b-1 fee payable by the Portfolio, and that in connection with the approval of the plan, the Manager had agreed to a reduction in the contractual management fee rates for the Portfolio. The Board also noted that the reduced contractual management fee rates were scheduled to become effective as of July 1, 2015.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Manager’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to the Manager and the Subadviser

The Board considered potential ancillary benefits that might be received by the Manager, the subadviser, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by the Manager included fees received by affiliates of the Manager for serving as the Portfolio’s securities lending agent, compensation received by insurance company affiliates of the Manager from the subadviser, as well as benefits to its reputation or other intangible benefits resulting from the Manager’s association with the Trust. The Board also considered information provided by the Manager regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of the Manager at least annually review and represent that the fees and charges of the variable contracts using the Portfolio are reasonable. The Board concluded that the potential benefits to be derived by the subadviser included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadviser, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by the Manager and the subadviser were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolio / Fees and Expenses / Other Factors

With respect to the Portfolio, the Board also considered certain additional specific factors and made related conclusions relating to the historical performance of the Portfolio for the one-year period ended December 31, 2014. The Board compared the historical performance of the Portfolio to the comparable performance of the Portfolio’s benchmark index, and to a universe of mutual funds that were determined by Lipper Inc. (Lipper), an independent provider of mutual fund data, to be similar to the Portfolio (the Peer Universe).

The Board also considered the Portfolio’s actual management fee, as well as the Portfolio’s net total expense ratio, for the calendar year 2014. The Board considered the management fee for the Portfolio as compared to the management fee charged by the Manager to other funds and the fee charged by other advisers to comparable mutual funds in a group of mutual funds that were determined by Lipper to be similar to the Portfolio (the Peer Group). The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in the Peer Universe and the Peer Group were objectively determined by Lipper. To the extent that the Manager deemed appropriate, and for reasons addressed in detail with the Board, the Manager may have provided, and the Board may have considered, supplemental data compiled by Lipper for the Board’s consideration. The comparisons used by the Board placed the Portfolio in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Portfolio’s performance, fees and overall expenses. The section sets forth gross performance comparisons (which do not reflect the impact on performance of portfolio expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

AST Multi-Sector Fixed Income Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	N/A	N/A	N/A
Actual Management Fees: 4th Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that because the Portfolio outperformed its benchmark index over the one-year period.

•	The Board further noted that the Portfolio did not yet have a three-year performance record, and therefore, the subadviser should have more time to develop that record.

•	The Board noted that PI had contractually agreed to limit net Portfolio expenses to 0.83% through June 30, 2016.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

***

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, the Portfolio and its beneficial shareholders.

Proxy Voting Results (Unaudited)

At a special meeting of shareholders held on June 11, 2015, shareholders of each of the portfolios which comprise the Advanced Series Trust (AST) approved a proposal to elect twelve trustees of AST. Shareholders of all portfolios voted together on the proposal:

	Voted	% of Total	% of Voted
Susan Davenport Austin
For	12,786,027,549.949	96.747%	96.807%
Withhold	421,779,012.808	3.191	3.193

Sherry S. Barrat
For	12,793,209,763.913	96.801	96.861
Withhold	414,596,798.844	3.137	3.139

Jessica M. Bibliowicz
For	12,784,009,516.234	96.732	96.792
Withhold	423,797,046.523	3.206	3.208

Kay Ryan Booth
For	12,792,614,594.149	96.797	96.857
Withhold	415,191,968.608	3.141	3.143

Timothy S. Cronin
For	12,797,158,035.484	96.831	96.891
Withhold	410,648,527.273	3.107	3.109

Delayne Dedrick Gold
For	12,757,727,225.718	96.533	96.593
Withhold	450,079,337.039	3.405	3.407

Robert F. Gunia
For	12,784,735,872.531	96.737	96.797
Withhold	423,070,690.226	3.201	3.203

W. Scott McDonald, Jr., PhD
For	12,754,057,319.234	96.505	96.565
Withhold	453,749,243.523	3.433	3.435

Thomas T. Mooney
For	12,769,347,987.833	96.621	96.681
Withhold	438,458,574.924	3.317	3.319

Thomas M. O’Brien
For	12,793,709,607.324	96.805	96.865
Withhold	414,096,955.433	3.133	3.135

At the same special meeting of shareholders, shareholders of each portfolio identified below approved the following proposal: To approve a policy to permit the manager to enter into or make material changes to portfolio subadvisory agreements with wholly-owned subadvisers without shareholder approval.

	Shares Voted	% of Total	% of Voted
AST Multi-Sector Fixed Income Portfolio
For	212,684,024.670	72.842%	72.843%
Against	57,499,524.563	19.693	19.693
Abstain	21,795,157.043	7.465	7.464

At the same special meeting of shareholders, shareholders of each portfolio identified below approved the following proposal: To approve a shareholder services and distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, for the shares of the portfolio.

	Shares Voted	% of Total	% of Voted
AST Multi-Sector Fixed Income Portfolio
For	255,336,062.449	87.450%	87.451%
Against	12,286,526.526	4.208	4.208
Abstain	24,356,117.301	8.342	8.341

This report must be preceded or accompanied by the current prospectuses for the Advanced Series Trust portfolios and the applicable variable annuity or variable life contract. The prospectuses contain information on the contract and the investment objectives, risks, charges and expenses of the portfolios, and should be read carefully.

A description of the Trust’s proxy voting policies and procedures is available, without charge, upon request by calling the appropriate phone number listed below. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (the Commission) at www.sec.gov and on the Fund’s website at www.prudential.com/variableinsuranceportfolios.

The Trust files with the Commission a complete listing of portfolio holdings as of its first and third quarter-end on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call (800)SEC-0330. Form N-Q is also available on the Trust’s website or by calling the telephone number referenced below.

The Trust’s Statement of Additional Information contains additional information about the Trust’s Trustees and is available without charge upon request by calling the appropriate phone number listed below.

This report may include financial information pertaining to certain portfolios that are not available through the variable annuity contract or the variable life insurance policy that you have chosen. Please refer to your variable product prospectus to determine which portfolios are available to you.

To contact your client services representative, please call the phone number listed below. Thank you.

Owners of Individual Annuity contracts should call (888) 778-2888.

Owners of Individual Life Insurance contracts should call (800) 778-2255.

The Advanced Series Trust is distributed by Prudential Annuities Distributors, Inc., One Corporate Drive, Shelton, CT, 06484, member SIPC, a Prudential Financial company and solely responsible for its own financial condition and contractual obligations.

Annuity contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

The Prudential Insurance Company of America 751 Broad Street Newark, NJ 07102-3777

The Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and The Prudential Insurance Company of America are available upon request. You may call (888)778-2888 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

©2015 Prudential Financial, Inc. and its related entities. Prudential Investments, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

0248438-00003-00    AST-SAR-E

ADVANCED SERIES TRUST

SEMIANNUAL REPORT • JUNE 30, 2015

Based on the variable contract you own or the portfolios you invested in, you may receive additional reports that provide financial information on those investment choices. Please refer to your variable annuity contract prospectus to determine which portfolios are available to you.

The views expressed in this report and information about the Trust’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2015, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Please note that this document may include prospectus supplements that are separate from and not a part of this report. Please refer to your variable annuity or variable life insurance contract prospectus to determine which supplements are applicable to you.

For information regarding enrollment in the e-Delivery program, please see the inside front cover of this report.

AST Money Market Portfolio

By enrolling in e-Delivery, you’ll gain secure, online access to important documents with the flexibility to choose which documents you receive in the mail… and which ones you don’t!

Individual Annuity Contract Owners - Get started by visiting www.prudentialannuities.com/investor/edelivery and follow the instructions on the screen, or scan the code below.

Individual Life Insurance Contract Owners - To receive your reports online, go to www.prudential.com/edelivery, or scan the code below.

Save paper and reduce clutter.

Receive Prospectuses and Reports electronically by enrolling today!

Advanced Series Trust Table of Contents	Semiannual Report	June 30, 2015

■	LETTER TO CONTRACT OWNERS

■	FEES AND EXPENSES

■	FINANCIAL REPORTS

Section A	Schedule of Investments and Financial Statements
Section B	Notes to Financial Statements
Section C	Financial Highlights

■	APPROVAL OF ADVISORY AGREEMENTS

■	PROXY VOTING RESULTS

Advanced Series Trust Letter to Contract Owners	Semiannual Report	June 30, 2015

■	DEAR CONTRACT OWNER

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. This Advanced Series Trust semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 135 years. The quality of our businesses and risk diversification has enabled us to manage effectively through volatile markets over time. We believe the array of our products provides a highly attractive value proposition to clients like you who are focused on financial security.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Timothy S. Cronin

President,

Advanced Series Trust	July 31, 2015

Advanced Series Trust Fees and Expenses — unaudited	June 30, 2015

As a contract owner investing in Portfolios of the Trust through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2015 through June 30, 2015.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fees and charges were included, your costs would have been higher.

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Annualized Expense Ratio based on the Six-Month Period	Expenses Paid During the Six-Month Period*
AST Money Market Portfolio	Actual	$1,000.00	$1,000.00	0.17%	$0.84
	Hypothetical	$1,000.00	$1,023.95	0.17%	$0.85

* Portfolio expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2015, and divided by the 365 days in the Portfolio's fiscal year ending December 31, 2015 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

AST MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

CERTIFICATES OF DEPOSIT — 23.1%	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Bank of America NA	0.230%		08/12/15	8,000	$8,000,000
Bank of America NA	0.270%		09/11/15	6,000	6,000,000
Bank of America NA	0.274%	(c)	08/03/15	7,000	7,000,000
Bank of Montreal	0.332%	(c)	05/09/16	2,000	2,000,000
Bank of Montreal	0.397%	(c)	02/22/16	5,000	5,002,322
Bank of Nova Scotia	0.220%		09/18/15	1,000	1,000,000
Bank of Nova Scotia	0.250%		09/23/15	3,000	3,000,000
Bank of Nova Scotia	0.336%	(c)	03/10/16	8,000	8,000,000
Bank of Nova Scotia	0.396%	(c)	01/11/16	10,000	10,003,839
Bank of Nova Scotia	0.424%	(c)	07/17/15	1,750	1,750,100
Bank of Tokyo-Mitsubishi UFJ Ltd.	0.327%	(c)	08/25/15	5,700	5,700,000
Bank of Tokyo-Mitsubishi UFJ Ltd.	0.329%	(c)	09/11/15	2,000	2,000,172
Canadian Imperial Bank of Commerce	0.250%		08/21/15	9,000	9,000,381
Canadian Imperial Bank of Commerce	0.376%	(c)	11/16/15	3,000	3,000,596
Chase Bank USA NA	0.270%		07/27/15	5,000	5,000,324
Citibank NA	0.200%		09/21/15	12,000	12,000,000
DNB Bank ASA	0.200%		09/09/15	2,000	2,000,000
DNB Bank ASA	0.210%		09/18/15	8,000	8,000,000
DNB Bank ASA	0.220%		09/18/15	5,000	5,000,000
DNB Bank ASA	0.318%	(c)	09/14/15	3,000	3,000,000
Nordea Bank Finland PLC	0.195%		08/17/15	15,000	14,999,804
Nordea Bank Finland PLC	0.245%		07/27/15	3,000	3,000,097
Nordea Bank Finland PLC	0.250%		09/08/15	5,000	5,000,286
Norinchukin Bank	0.210%		07/16/15	4,000	4,000,000
Rabobank Nederland	0.276%	(c)	11/17/15	9,000	8,999,534
Royal Bank of Canada	0.316%	(c)	12/11/15	6,000	6,000,000
Skandinaviska Enskilda Banken AB	0.276%	(c)	10/15/15	3,000	3,000,000
Skandinaviska Enskilda Banken AB	0.591%	(c)	01/04/16	7,000	7,009,595
State Street Bank & Trust Co.	0.281%	(c)	10/01/15	9,000	9,000,000
State Street Bank & Trust Co.	0.332%	(c)	03/21/16	6,000	6,000,000
Sumitomo Mitsui Banking Corp.	0.260%		07/09/15	6,000	6,000,000
Svenska Handelsbanken AB	0.205%		07/15/15	4,000	4,000,008
Svenska Handelsbanken AB	0.205%		08/12/15	4,000	4,000,023
Svenska Handelsbanken AB	0.225%		07/13/15	4,000	4,000,033
Svenska Handelsbanken AB	0.305%		10/13/15	10,000	10,000,000
Toronto-Dominion Bank (The)	0.274%	(c)	10/06/15	12,000	12,000,000
U.S. Bank National Assoc.	0.246%	(c)	07/27/15	13,000	13,000,000
U.S. Bank National Assoc.	0.284%	(c)	10/30/15	6,000	6,000,000
Wells Fargo Bank NA	0.250%		08/03/15	2,000	2,000,088
Wells Fargo Bank NA	0.294%	(c)	07/08/15	3,000	3,000,066
Wells Fargo Bank NA	0.318%	(c)	04/04/16	3,000	3,000,000
Wells Fargo Bank NA	0.325%	(c)	05/03/16	3,000	3,000,000
Westpac Banking Corp.	0.455%	(c)	04/15/16	2,400	2,402,565

					245,869,833

COMMERCIAL PAPER — 27.1%
BASF SE, 144A(n)	0.150%		08/28/15	13,000	12,995,811
BMW US Capital LLC, 144A(n)	0.110%		07/13/15	15,000	14,999,450
Caisse Centrale Desjardins du Quebec, 144A	0.277%	(c)	10/22/15	10,000	10,000,000
Cargill, Inc., 144A(n)	0.080%		07/01/15	26,000	26,000,000
CDP Financial, Inc., 144A(n)	0.160%		07/13/15	10,300	10,299,451
CDP Financial, Inc., 144A(n)	0.250%		09/16/15	3,000	2,998,717
Commonwealth Bank of Australia, 144A	0.305%	(c)	05/04/16	2,000	1,999,844
Commonwealth Bank of Australia, 144A	0.307%	(c)	04/13/16	7,000	7,000,000
CPPIB Capital, Inc., 144A(n)	0.106%		09/18/15	6,000	5,997,893
CPPIB Capital, Inc., 144A(n)	0.110%		07/09/15	4,000	3,999,902
CPPIB Capital, Inc., 144A(n)	0.125%		07/07/15	2,000	1,999,958
CPPIB Capital, Inc., 144A(n)	0.140%		07/21/15	1,050	1,049,918
CPPIB Capital, Inc., 144A(n)	0.145%		07/10/15	5,000	4,999,819

SEE NOTES TO FINANCIAL STATEMENTS.

A1

AST MONEY MARKET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMERCIAL PAPER (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
CPPIB Capital, Inc., 144A(n)	0.150%		08/27/15	8,000	$7,998,100
DNB Bank ASA, 144A	0.337%	(c)	04/21/16	5,700	5,700,000
Electricite de France, 144A(n)	0.140%		07/06/15	1,000	999,979
Electricite de France, 144A(n)	0.140%		07/21/15	8,000	7,999,378
European Investment Bank(n)	0.120%		07/01/15	9,000	9,000,000
European Investment Bank(n)	0.200%		09/04/15	13,000	12,995,550
HSBC Bank PLC, 144A	0.287%	(c)	11/20/15	4,000	4,000,000
HSBC Bank PLC, 144A	0.336%	(c)	04/29/16	6,000	6,000,000
Hydro-Quebec, 144A(n)	0.130%		08/10/15	2,000	1,999,711
ING US Funding LLC(n)	0.270%		09/18/15	8,000	7,995,260
International Finance Corp.(n)	0.160%		08/04/15	4,000	3,999,632
JPMorgan Securities LLC, 144A	0.364%	(c)	10/20/15	7,000	7,000,000
JPMorgan Securities LLC, 144A	0.376%	(c)	07/21/15	2,000	2,000,184
JPMorgan Securities LLC, 144A	0.384%	(c)	08/07/15	6,000	6,000,000
JPMorgan Securities LLC, 144A	0.403%	(c)	05/09/16	4,000	4,000,000
KFW, 144A(n)	0.070%		07/06/15	4,000	3,999,897
KFW, 144A(n)	0.160%		09/01/15	4,000	3,998,898
KFW, 144A(n)	0.200%		09/30/15	4,000	3,997,978
National Oilwell Varco, Inc., 144A(n)	0.055%		08/05/15	2,000	1,999,669
New York Life Capital Corp., 144A(n)	0.120%		07/23/15	4,000	3,999,707
PNC Bank NA(n)	0.280%		07/01/15	1,000	1,000,000
Province of Ontario(n)	0.080%		07/07/15	3,415	3,414,954
Province of Quebec, 144A(n)	0.125%		07/07/15	1,000	999,979
Province of Quebec, 144A(n)	0.145%		09/01/15	5,000	4,998,751
PSP Capital, Inc., 144A(n)	0.130%		07/06/15	1,000	999,979
PSP Capital, Inc., 144A(n)	0.150%		07/22/15	3,000	2,999,720
PSP Capital, Inc., 144A(n)	0.160%		07/14/15	6,000	5,999,653
PSP Capital, Inc., 144A(n)	0.170%		09/15/15	1,000	999,641
Schlumberger Investment SA, 144A(n)	0.180%		09/15/15	10,000	9,996,200
Siemens Capital Co. LLC, 144A(n)	0.180%		09/25/15	12,000	11,994,840
State Street Corp.(n)	0.180%		07/06/15	6,000	5,999,850
State Street Corp.(n)	0.180%		07/16/15	1,000	999,925
State Street Corp.(n)	0.200%		07/09/15	3,000	2,999,867
State Street Corp.(n)	0.200%		09/18/15	4,000	3,998,244
Sumitomo Mitsui Banking Corp., 144A(n)	0.250%		07/27/15	3,000	2,999,567
Swedbank AB(n)	0.235%		09/04/15	7,000	6,997,030
Swedbank AB(n)	0.240%		08/10/15	2,000	1,999,467
Toronto Dominion Holdings USA, 144A(n)	0.056%		09/08/15	1,000	999,636
Toyota Motor Credit Corp.(n)	0.170%		08/25/15	6,000	5,998,442
Toyota Motor Credit Corp.	0.273%	(c)	10/30/15	2,000	2,000,000

					288,420,451

OTHER CORPORATE OBLIGATIONS — 11.5%
Bank of Montreal, Sr. Unsec’d. Notes, MTN	0.532%	(c)	09/24/15	9,000	9,004,037
Bank of Montreal, Sr. Unsec’d. Notes, MTN	0.756%	(c)	09/11/15	1,800	1,801,548
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes	0.507%	(c)	10/23/15	2,238	2,239,356
Caisse Centrale Desjardins du Quebec, Gtd. Notes, 144A	0.559%	(c)	10/29/15	7,000	7,005,463
Caisse Centrale Desjardins du Quebec, Sr. Unsec’d. Notes, 144A	2.650%		09/16/15	1,000	1,004,632
Cisco Systems, Inc., Sr. Unsec’d. Notes	0.333%	(c)	09/03/15	7,000	7,000,592
Commonwealth Bank of Australia, Sr. Unsec’d. Notes, 144A	0.483%	(c)	06/03/16	8,000	8,009,160
Export Development Canada, Sr. Unsec’d. Notes, 144A	0.187%	(c)	07/24/15	4,000	4,000,000
General Electric Capital Corp., Sr. Unsec’d Notes	1.625%		07/02/15	14,000	14,000,546
General Electric Capital Corp., Sr. Unsec’d Notes, MTN	0.474%	(c)	01/08/16	2,000	2,001,728

SEE NOTES TO FINANCIAL STATEMENTS.

A2

AST MONEY MARKET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

OTHER CORPORATE OBLIGATIONS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
International American Development Bank, Sr. Unsec’d. Notes	0.228%	(c)	02/11/16	4,000	$4,001,012
International American Development Bank, Sr. Unsec’d. Notes, MTN	0.186%	(c)	07/29/15	5,900	5,900,000
International Bank for Reconstruction & Development, Sr. Unsec’d. Notes	0.186%	(c)	09/14/15	1,000	999,998
International Bank for Reconstruction & Development, Sr. Unsec’d. Notes, MTN	0.184%	(c)	08/07/15	9,000	9,000,007
International Finance Corp., Sr. Unsec’d. Notes, MTN	0.186%	(c)	08/27/15	8,000	8,000,000
KFW, Gov’t. Gtd. Notes	0.243%	(c)	07/09/15	4,000	4,000,061
Province of Ontario, Sr. Unsec’d. Notes	0.327%	(c)	08/13/15	5,400	5,400,372
Royal Bank of Canada, Sr. Unsec’d. Notes, MTN	1.920%		07/30/15	1,800	1,802,303
Toronto-Dominion Bank (The), Sr. Unsec’d. Notes, MTN	0.480%	(c)	11/06/15	1,700	1,701,184
Total Capital Canada Ltd., Gtd. Notes	0.655%	(c)	01/15/16	4,000	4,008,455
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, MTN	0.282%	(c)	08/26/15	6,000	6,000,000
U.S. Bancorp, Sr. Unsec’d. Notes	2.450%		07/27/15	1,700	1,702,633
Volkswagen International Finance NV, Gtd. Notes, 144A	0.606%	(c)	11/18/15	1,000	1,000,894
Wells Fargo Bank NA, Sr. Unsec’d. Notes	0.434%	(c)	06/02/16	5,000	5,003,780
Wells Fargo Bank NA, Sr. Unsec’d. Notes	0.555%	(c)	07/20/15	7,000	7,000,928

					121,588,689

REPURCHASE AGREEMENT(m) — 6.1%
TD Securities (USA) Ltd., 0.120%, dated 06/30/15, due 07/01/15 in the amount of $65,000,217				65,000	65,000,000

TIME DEPOSITS — 2.2%
Australia & New Zealand Banking Group Ltd.	0.290%		07/06/15	15,000	15,000,000
U.S. Bank National Assoc.	0.130%		07/01/15	8,554	8,554,000

					23,554,000

U.S. GOVERNMENT AGENCY OBLIGATIONS — 29.8%
Federal Farm Credit Bank	0.163%	(c)	02/03/16	4,000	4,000,124
Federal Farm Credit Bank	0.184%	(c)	10/01/15	5,000	5,000,446
Federal Farm Credit Bank	0.216%	(c)	07/27/15	2,000	2,000,105
Federal Home Loan Bank(n)	0.035%		07/08/15	22,000	21,999,872
Federal Home Loan Bank	0.040%		07/31/15	6,000	5,999,635
Federal Home Loan Bank	0.050%		07/08/15	7,000	6,999,879
Federal Home Loan Bank(n)	0.050%		07/10/15	3,000	2,999,940
Federal Home Loan Bank(n)	0.050%		08/03/15	19,000	18,999,129
Federal Home Loan Bank	0.050%		08/19/15	2,000	1,999,701
Federal Home Loan Bank(n)	0.070%		07/23/15	1,000	999,948
Federal Home Loan Bank(n)	0.070%		08/07/15	6,000	5,999,568
Federal Home Loan Bank(n)	0.073%		07/31/15	15,000	14,998,900
Federal Home Loan Bank(n)	0.073%		08/05/15	8,000	7,999,432
Federal Home Loan Bank(n)	0.075%		07/21/15	5,000	4,999,792
Federal Home Loan Bank(n)	0.075%		07/22/15	10,000	9,999,564
Federal Home Loan Bank(n)	0.080%		07/01/15	3,000	3,000,000
Federal Home Loan Bank(n)	0.085%		08/11/15	2,000	1,999,806
Federal Home Loan Bank(n)	0.090%		08/28/15	2,000	1,999,726
Federal Home Loan Bank	0.092%		08/05/15	10,000	9,999,106
Federal Home Loan Bank(n)	0.095%		08/19/15	4,000	3,999,483

SEE NOTES TO FINANCIAL STATEMENTS.

A3

AST MONEY MARKET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Federal Home Loan Bank(n)	0.097%		08/12/15	13,300	$13,299,069
Federal Home Loan Bank(n)	0.105%		07/17/15	5,000	4,999,767
Federal Home Loan Bank	0.110%		07/31/15	10,000	9,999,392
Federal Home Loan Bank(n)	0.123%		09/30/15	16,000	15,996,158
Federal Home Loan Bank(n)	0.130%		07/15/15	9,000	8,999,685
Federal Home Loan Bank(n)	0.130%		08/26/15	2,000	1,999,642
Federal Home Loan Bank	0.145%	(c)	07/10/15	7,000	7,000,000
Federal Home Loan Bank(n)	0.150%		07/24/15	6,000	5,999,709
Federal Home Loan Bank	0.150%	(c)	08/10/15	7,000	6,999,982
Federal Home Loan Bank	0.162%	(c)	01/21/16	7,000	6,999,804
Federal Home Loan Bank	0.165%	(c)	12/24/15	7,000	6,999,218
Federal Home Loan Bank	0.167%	(c)	01/25/16	8,000	8,000,000
Federal Home Loan Bank	0.181%	(c)	09/14/15	7,000	7,000,198
Federal Home Loan Bank	0.200%		07/17/15	6,000	5,999,781
Federal Home Loan Bank	0.750%		08/12/15	6,000	5,999,321
Federal Home Loan Bank(n)	0.025%		07/20/15	7,000	6,999,908
Federal Home Loan Bank(n)	0.092%		09/16/15	6,000	5,998,819
Federal Home Loan Bank	0.126%	(c)	10/13/15	10,000	9,999,716
Federal Home Loan Mortgage Corp.	0.145%	(c)	02/18/16	13,000	12,998,742
Federal Home Loan Mortgage Corp.	0.165%	(c)	10/16/15	5,000	5,000,217
Federal Home Loan Mortgage Corp.	0.175%	(c)	07/17/15	13,000	13,000,176
Federal Home Loan Mortgage Corp.	0.182%	(c)	07/21/16	3,000	2,999,852
Federal Home Loan Mortgage Corp.	1.750%		09/10/15	1,000	1,003,043
Federal National Mortgage Assoc.	0.155%	(c)	08/05/15	6,000	6,000,061

					316,286,416

U.S. TREASURY OBLIGATION — 1.6%
U.S. Treasury Notes	1.750%		07/31/15	17,000	17,023,369

TOTAL INVESTMENTS — 101.4% (amortized cost $1,077,742,758)					1,077,742,758
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.4)%					(14,721,764)

NET ASSETS — 100.0%					$1,063,020,994

See the Glossary for abbreviations used in the Portfolio descriptions.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2015.

(m)	Repurchase agreements are collateralized by U.S. Treasury Securities (coupon rates 0.750% — 3.625%, maturity dates 01/15/17 — 08/15/43) the aggregate value, including accrued interest, of $66,300,078. Repurchase Agreements are subject to contractual netting arrangements. For further detail on individual repurchase agreements and the corresponding counterparty, see the Schedule of Investments.
(n)	Rate quoted represents yield-to-maturity as of purchase date.

SEE NOTES TO FINANCIAL STATEMENTS.

A4

AST MONEY MARKET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$245,869,833	$—
Commercial Paper	—	288,420,451	—
Other Corporate Obligations	—	121,588,689	—
Repurchase Agreement	—	65,000,000	—
Time Deposits	—	23,554,000	—
U.S. Government Agency Obligations	—	316,286,416	—
U.S. Treasury Obligation	—	17,023,369	—

Total	$—	$1,077,742,758	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2015 were as follows:

U.S. Government Agency Obligations	29.8%
Commercial Paper	27.1
Certificates of Deposit	23.1
Other Corporate Obligations	11.5
Repurchase Agreement	6.1
Time Deposits	2.2
U.S. Treasury Obligations	1.6

101.4
Liabilities in excess of other assets	(1.4)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A5

AST MONEY MARKET PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2015

ASSETS:
Investments at amortized cost which approximates fair value:
Unaffiliated investments	$1,077,742,758
Cash	189
Receivable for fund share sold	3,361,689
Interest receivable	451,137
Prepaid expenses	16,728

Total Assets	1,081,572,501

LIABILITIES:
Payable for investments purchased	15,996,158
Payable for fund share repurchased	2,421,063
Accrued expenses and other liabilities	77,863
Advisory fees payable	41,635
Distribution fee payable	14,438
Affiliated transfer agent fee payable	350

Total Liabilities	18,551,507

NET ASSETS	$1,063,020,994

Net assets were comprised of:
Paid-in capital	$1,062,388,103
Retained earnings	632,891

Net assets, June 30, 2015	$1,063,020,994

Net asset value and redemption price per share, $1,063,020,994 / 1,062,410,555 outstanding shares of beneficial interest	$1.00

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2015

INCOME
Interest income	$889,305

EXPENSES
Advisory fees	2,454,129
Distribution fee	516,802
Custodian and accounting fees	81,000
Audit fee	12,000
Trustees’ fees	10,000
Insurance expenses	8,000
Shareholders’ reports	7,000
Legal fees and expenses	6,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Miscellaneous	7,936

Total expenses	3,106,867
Less: advisory fee waivers and/or expense reimbursement	(2,217,562)

Net expenses	889,305

NET INVESTMENT INCOME	—

NET REALIZED GAIN ON INVESTMENTS
Net realized gain on investment transactions	7,753

NET GAIN ON INVESTMENTS	7,753

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,753

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2015	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$—	$—
Net realized gain on investment transactions	7,753	9,397

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	7,753	9,397

FUND SHARE TRANSACTIONS:
Fund share sold [320,676,398 and 782,731,653 shares, respectively]	320,676,398	782,731,653
Fund share repurchased [364,047,728 and 904,667,969 shares, respectively]	(364,047,728)	(904,667,969)

NET DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(43,371,330)	(121,936,316)

TOTAL DECREASE IN NET ASSETS	(43,363,577)	(121,926,919)
NET ASSETS:
Beginning of period	1,106,384,571	1,228,311,490

End of period	$1,063,020,994	$1,106,384,571

SEE NOTES TO FINANCIAL STATEMENTS.

A6

GLOSSARY:

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

The following abbreviations are used in the preceding Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
MTN	Medium Term Note

SEE NOTES TO FINANCIAL STATEMENTS.

A7

NOTES TO THE FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST

(Unaudited)

1.	General

Advanced Series Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust was organized on October 31, 1988 as a Massachusetts business trust. The Trust operates as a series company and, at June 30, 2015 consisted of 92 separate Portfolios (“Portfolios”). The information presented in these financial statements pertains to the AST Money Market Portfolio (the “Portfolio” or “Money Market”). The investment objective of the Portfolio is high current income and to maintain high levels of liquidity.

Shares of each Portfolio may only be purchased by separate accounts of Participating Insurance Companies for investing assets which are attributable to variable annuity contracts and variable life insurance policies (“Contractholders”). These separate accounts place orders to purchase and redeem shares of the Trust primarily based upon the amount of premium payments to be invested, and the amount of surrender and transfer requests to be effected on a specific day under the variable annuity contracts and variable life insurance policies.

2.	Accounting Policies

The Trust follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Trust and the Portfolios consistently follow such policies in the preparation of their financial statements.

Securities Valuation:    Each Portfolio holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to AST Investment Services, Inc. and Prudential Investments LLC (“PI”), the co-managers of the Trust (together the “Investment Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each Portfolio’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

B1

Fixed income securities traded in the over-the-counter (“OTC”) market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

The Portfolio values all of its securities of sufficient credit quality at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities:    Subject to guidelines adopted by the Board, the Portfolio may invest up to 5% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued the investment. Therefore, a Portfolio may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Portfolio’s Subadviser under the guidelines adopted by the Board. However, the liquidity of a Portfolio’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Loan Participations:    Certain Portfolios may invest in loan participations. When the Portfolio purchases a loan participation, the Portfolio typically enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. As a result, the Portfolio assumes the credit risk of the borrower, the Selling Participant and any other persons interpositioned between the Portfolio and the borrower. The Portfolio may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participation.

Repurchase Agreements:    In connection with transactions in repurchase agreements with United States financial institutions, it is each Portfolio’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Master Netting Arrangements:    Certain Portfolios are subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into

B2

on behalf of the Portfolio. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there were no instances where the right of set-off existed and management has not elected to offset.

Delayed-Delivery Transactions:    Certain Portfolios may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When selling a security on a delayed-delivery basis, the Portfolio forfeits its eligibility to realize future gains and losses with respect to the security.

Concentration of Risk:    The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Portfolios to meet their obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of the governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized and unrealized gains or losses from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management, that may differ from actual.

Taxes:    For federal income tax purposes, each Portfolio in the Trust is treated as a separate taxpaying entity. The Portfolios are treated as partnerships for tax purposes. No provision has been made in the financial statements for U.S. Federal, state, or local taxes, as any tax liability arising from operations of the Portfolios is the responsibility of the Portfolios’ shareholders (Participating Insurance Companies). The Portfolios are not generally subject to entity-level taxation. Shareholders of each Portfolio are subject to taxes on their distributive share of partnership items.

Withholding taxes on foreign dividends and interest and foreign capital gains tax are accrued in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded.

Distributions:    Distributions from the Portfolio are made in cash and are automatically reinvested in additional shares. The Portfolio declares and reinvests distributions, if any, daily. Distributions are recorded on the ex-dividend date.

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The Portfolios have entered into investment management agreements with the Investment Manager which provide that the Investment Manager will furnish each Portfolio with investment advice and investment management and administrative services. At June 30, 2015, the Investment Manager has engaged Prudential Investment Management, Inc. (“PIM”) as Subadviser for Money Market Portfolio.

Advisory Fees and Expense Limitations:    The Investment Manager receives a fee, accrued daily and payable monthly, based on the annual rate specified below, using the value of the Portfolio’s average daily net assets. The Investment Manager pays the Subadviser a fee as compensation for advisory services provided to the

B3

Portfolio. All amounts paid or payable by the Portfolio to the Investment Manager, under the agreement, are reflected in the Statements of Operations.

	Advisory Fee through June 30, 2015	Effective Advisory Fee		Advisory Fee effective July 1, 2015
Money Market	0.49% first $300 million;	0.04	%*	0.3325% first $300 million;
	0.48% on next $200 million;			0.3225% on next $200 million;
	0.47% on next $250 million;			0.3125% on next $250 million;
	0.46% on next 2.5 billion;			0.3025% on next $2.5 billion;
	0.45% on next 2.75 billion;			0.2925% on next $2.75 billion;
	0.42% on next $4 billion;			0.2625% on next $4 billion;
	0.40% in excess of $10 billion			0.2425% in excess of $10 billion

*	The Investment Manager has voluntarily agreed to limit the advisory fees of the Money Market Portfolio such that the 1-day yield of the Portfolio (without gain or loss) does not fall below 0.00%. The waiver/reimbursement is voluntary and may be modified or terminated by the Investment Manager at any time without notice. During the six months ended June 30, 2015, the Investment Manager has reimbursed the Portfolio as a result of this voluntary agreement in the amount of $2,217,562, 0.43% of the Money Market Portfolio’s average daily net assets.

AST Investment Services, Inc., PI and PIM are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

The Trust has entered into an agreement with Prudential Annuities Distributors, Inc. (“PAD”), an indirect, wholly-owned subsidiary of Prudential Financial, Inc. PAD serves as the distributor for the shares of each Portfolio of the Trust. Each class of shares is offered and redeemed at its net asset value without any sales load. The Trust has adopted a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the 12b-1 Plan) for the shares of each Portfolio of the Trust. Under the 12b-1 Plan, the shares of each covered Portfolio are charged an annual fee to compensate PAD and its affiliates for providing various administrative and distribution services to each covered Portfolio. The annual shareholder services and distribution (12b-1) fee for each covered Portfolio’s shares is 0.10% of the average daily net assets of each Portfolio. Effective July 1, 2015, the annual shareholder services and distribution (12b-1) fee for each covered Portfolio’s shares is 0.25% of the average daily net assets of each Portfolio.

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent of the Portfolios. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Certain officers and Trustees of the Trust are officers, employees or directors of the Investment Manager. The Trust pays no compensation directly to its officers, employees or interested Trustees. The Investment Manager also pays for occupancy and certain clerical and administrative expenses. The Trust bears all other costs and expenses.

5.	Tax Information

All Portfolios are treated as partnerships for tax purposes. The character of the cash distributions made by the partnerships is generally classified as return of capital nontaxable distributions. After each fiscal year each partner will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value. The Portfolios generally attempt to manage their diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Management has analyzed the Portfolios’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provisions for income tax are required in the Portfolios’ financial statements for the current reporting period. The Portfolios’ federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

B4

6.	Capital

The Declaration of Trust permits the Trust’s Board of Trustees to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest with a par value of $.001 per share.

7.	Ownership

As of June 30, 2015, substantially all shares of the Portfolio were owned of record by the following affiliates of the Trust: Prudential Annuities Life Assurance Corporation (“PALAC”) and Pruco Life Insurance Company (“PLAZ”) on behalf of the owners of the variable insurance products issued by each of these entities; and by other Portfolios of the Advanced Series Trust as part of their investments.

8.	New Accounting Pronouncement

In May 2015, the FASB issued ASU No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for the Fund for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

B5

Financial Highlights

(Unaudited)

			AST Money Market Portfolio
	Six Months Ended June 30, 2015		Year Ended December 31,
			2014	2013	2012	2011	2010
Per Share Operating Performance:
Net Asset Value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income From Investment Operations:
Net investment income and realized gains	—	(b)	— (b)	— (b)	— (b)	— (b)	— (b)

Less Distributions:	—		—	—	— (b)	— (b)	— (b)

Net Asset Value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(a)	0.00%		0.00%	0.00%	0.01%	0.02%	0.03%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,063.0		$1,106.4	$1,228.3	$2,268.7	$2,717.2	$3,217.9
Ratios to average net assets:
Expenses After Waivers and/or Expense Reimbursement	0.17	%(c)	0.16%	0.17%	0.21%	0.18%	0.26%
Expenses Before Waivers and/or Expense Reimbursement	0.60	%(c)	0.60%	0.60%	0.61%	0.62%	0.62%
Net investment income	0.00	%(c)	0.00%	0.00%	0.01%	0.02%	0.02%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Less than $0.005 per share.

(c)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Approval of Advisory Agreements

Renewal of Management and Subadvisory Agreement

The Trust’s Board of Trustees

The Board of Trustees (the Board) of Advanced Series Trust (the Trust) consists of ten individuals, nine of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and the AST Multi-Sector Fixed Income Portfolio (the Portfolio), its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee, and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreement with Prudential Investments LLC (PI) and AST Investment Services, Inc. (ASTIS), as applicable,1 and the Portfolio’s subadvisory agreement with Prudential Investment Management, Inc. (PIM). As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 15-16, 2015 (the Meeting) and approved the renewal of the agreements through July 31, 2016, after concluding that the renewal of the agreements was in the best interests of the Trust, the Portfolio and the Portfolio’s beneficial shareholders.

In advance of the Meeting, the Trustees received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant peer universe and peer group, as is further discussed below.

In approving the agreements, the Trustees, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of the Portfolio, the profitability of the Manager and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting as well as information provided throughout the year at regular and special Board meetings, including presentations from the Manager and subadviser personnel such as portfolio managers.

The Trustees determined that the overall arrangements between the Trust and the Manager, which serves as the Trust’s investment manager pursuant to a management agreement, and between the Manager and PIM, which serves as subadviser pursuant to the terms of a subadvisory agreement with the Manager, are in the best interest of the Trust, the Portfolio and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, quality and extent of services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by the Manager and the subadviser. The Board considered the services provided by the Manager, including but not limited to the oversight of the subadviser, as well as the provision of recordkeeping and compliance services to the Trust. With respect to the Manager’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (SIRG), a business unit of PI, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that the Manager pays the salaries of all of the officers and management Trustees of the Trust. The Board also considered the investment subadvisory services provided by the subadviser, as well as compliance with the Portfolio’s investment restrictions, policies and procedures. The Board considered the Manager’s evaluation of the subadviser, as well as the Manager’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreement.

[1]	When used herein, the term “Manager” refers to PI and ASTIS collectively.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management responsible for the oversight of the Portfolio and the subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadviser’s portfolio managers who are responsible for the day-to-day management of the Portfolio. The Board was provided with information pertaining to the Manager’s and the subadviser’s organizational structure, senior management, investment operations, and other relevant information pertaining to PI and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to both the Manager and the subadviser. The Board noted that PIM is affiliated with the Manager.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by the Manager and the subadvisory services provided to the Portfolio by the subadviser, and that there was a reasonable basis on which to conclude that the Portfolio benefits from the services provided by the Manager and the subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by the Manager

The Board was provided with information on the profitability of the Manager and its affiliates in serving as the Trust’s investment manager. The Board discussed with the Manager the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board considered information regarding the profitability of PIM, which is an affiliate of the Manager, on a consolidated basis. Taking these factors into account, the Board concluded that the profitability of the Manager and its affiliates in relation to the services rendered was not unreasonable. The Board also considered that the fact that the Manager compensates the subadviser out of its management fee.

Economies of Scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Portfolio’s assets grow beyond current levels. The Board noted that the management fee schedule for the Portfolio contains breakpoints, which have the effect of decreasing the fee rate as assets increase. The Board took note that the fee structure currently results in benefits to Portfolio shareholders whether or not the Manager realizes any economies of scale. The Board considered that economies of scale can be shared with the Portfolio in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment.

The Board further noted that shareholders of the Portfolio had recently approved an amended shareholder service and distribution (12b-1) plan that would increase the 12b-1 fee payable by the Portfolio, and that in connection with the approval of the plan, the Manager had agreed to a reduction in the contractual management fee rates for the Portfolio. The Board also noted that the reduced contractual management fee rates were scheduled to become effective as of July 1, 2015.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Manager’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to the Manager and the Subadviser

The Board considered potential ancillary benefits that might be received by the Manager, the subadviser, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by the Manager included fees received by affiliates of the Manager for serving as the Portfolio’s securities lending agent, compensation received by insurance company affiliates of the Manager from the subadviser, as well as benefits to its reputation or other intangible benefits resulting from the Manager’s association with the Trust. The Board also considered information provided by the Manager regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of the Manager at least annually review and represent that the fees and charges of the variable contracts using the Portfolio are reasonable. The Board concluded that the potential benefits to be derived by the subadviser included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadviser, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by the Manager and the subadviser were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolio / Fees and Expenses / Other Factors

With respect to the Portfolio, the Board also considered certain additional specific factors and made related conclusions relating to the historical performance of the Portfolio for the one-, three-, five- and ten-year periods ended December 31, 2014, except as otherwise noted below. The Board compared the historical performance of the Portfolio to a universe of mutual funds that were determined by Lipper Inc. (Lipper), an independent provider of mutual fund data, to be similar to the Portfolio (the Peer Universe).

The Board also considered the Portfolio’s actual management fee, as well as the Portfolio’s net total expense ratio, for the calendar year 2014. The Board considered the management fee for the Portfolio as compared to the management fee charged by the Manager to other funds and the fee charged by other advisers to comparable mutual funds in a group of mutual funds that were determined by Lipper to be similar to the Portfolio (the Peer Group). The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in the Peer Universe and the Peer Group were objectively determined by Lipper. To the extent that the Manager deemed appropriate, and for reasons addressed in detail with the Board, the Manager may have provided, and the Board may have considered, supplemental data compiled by Lipper for the Board’s consideration. The comparisons used by the Board placed the Portfolio in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Portfolio’s performance, fees and overall expenses. The section sets forth gross performance comparisons (which do not reflect the impact on performance of portfolio expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

AST Money Market Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	3rd Quartile	3rd Quartile	2nd Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio’s net performance (which reflects the impact of Portfolio fees, expenses and subsidies) in relation to the Peer Universe was in the second quartile over all periods.

•

The Board noted that PI presently voluntarily waives a portion of its management fee to ensure that the 1-day yield for the Portfolio does not fall below 0.00%. The Board and PI agreed to continue PI’s existing voluntary yield waiver support.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

***

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, the Portfolio and its beneficial shareholders.

Proxy Voting Results (Unaudited)

At a special meeting of shareholders held on June 11, 2015, shareholders of each of the portfolios which comprise the Advanced Series Trust (AST) approved a proposal to elect twelve trustees of AST. Shareholders of all portfolios voted together on the proposal:

	Voted	% of Total	% of Voted
Susan Davenport Austin
For	12,786,027,549.949	96.747%	96.807%
Withhold	421,779,012.808	3.191	3.193

Sherry S. Barrat
For	12,793,209,763.913	96.801	96.861
Withhold	414,596,798.844	3.137	3.139

Jessica M. Bibliowicz
For	12,784,009,516.234	96.732	96.792
Withhold	423,797,046.523	3.206	3.208

Kay Ryan Booth
For	12,792,614,594.149	96.797	96.857
Withhold	415,191,968.608	3.141	3.143

Timothy S. Cronin
For	12,797,158,035.484	96.831	96.891
Withhold	410,648,527.273	3.107	3.109

Delayne Dedrick Gold
For	12,757,727,225.718	96.533	96.593
Withhold	450,079,337.039	3.405	3.407

Robert F. Gunia
For	12,784,735,872.531	96.737	96.797
Withhold	423,070,690.226	3.201	3.203

W. Scott McDonald, Jr., PhD
For	12,754,057,319.234	96.505	96.565
Withhold	453,749,243.523	3.433	3.435

Thomas T. Mooney
For	12,769,347,987.833	96.621	96.681
Withhold	438,458,574.924	3.317	3.319

Thomas M. O’Brien
For	12,793,709,607.324	96.805	96.865
Withhold	414,096,955.433	3.133	3.135

At the same special meeting of shareholders, shareholders of each portfolio identified below approved the following proposal: To approve a policy to permit the manager to enter into or make material changes to portfolio subadvisory agreements with wholly-owned subadvisers without shareholder approval.

	Shares Voted	% of Total	% of Voted
AST Money Market Portfolio
For	803,832,175.866	76.873%	76.993%
Against	179,729,796.468	17.188	17.215
Abstain	60,473,337.086	5.783	5.792

At the same special meeting of shareholders, shareholders of each portfolio identified below approved the following proposal: To approve a shareholder services and distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, for the shares of the portfolio.

	Shares Voted	% of Total	% of Voted
AST Money Market Portfolio
For	910,522,703.107	87.076%	87.212%
Against	82,580,949.360	7.897	7.910
Abstain	50,931,656.953	4.871	4.878

This report must be preceded or accompanied by the current prospectuses for the Advanced Series Trust portfolios and the applicable variable annuity or variable life contract. The prospectuses contain information on the contract and the investment objectives, risks, charges and expenses of the portfolios, and should be read carefully.

A description of the Trust’s proxy voting policies and procedures is available, without charge, upon request by calling the appropriate phone number listed below. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (the Commission) at www.sec.gov and on the Fund’s website at www.prudential.com/variableinsuranceportfolios.

The Trust files with the Commission a complete listing of portfolio holdings as of its first and third quarter-end on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call (800)SEC-0330. Form N-Q is also available on the Trust’s website or by calling the telephone number referenced below.

The Trust’s Statement of Additional Information contains additional information about the Trust’s Trustees and is available without charge upon request by calling the appropriate phone number listed below.

This report may include financial information pertaining to certain portfolios that are not available through the variable annuity contract or the variable life insurance policy that you have chosen. Please refer to your variable product prospectus to determine which portfolios are available to you.

To contact your client services representative, please call the phone number listed below. Thank you.

Owners of Individual Annuity contracts should call (888) 778-2888.

Owners of Individual Life Insurance contracts should call (800) 778-2255.

The Advanced Series Trust is distributed by Prudential Annuities Distributors, Inc., One Corporate Drive, Shelton, CT, 06484, member SIPC, a Prudential Financial company and solely responsible for its own financial condition and contractual obligations.

Annuity contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

The Prudential Insurance Company of America 751 Broad Street Newark, NJ 07102-3777

The Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and The Prudential Insurance Company of America are available upon request. You may call (888)778-2888 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

©2015 Prudential Financial, Inc. and its related entities. Prudential Investments, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

0248415-00004-00    AST-SAR-F

ADVANCED SERIES TRUST

SEMIANNUAL REPORT • JUNE 30, 2015

Based on the variable annuity contract you own or the portfolios you invested in, you may receive additional reports that provide financial information on those investment choices. Please refer to your variable annuity contract prospectus to determine which portfolios are available to you.

The views expressed in this report and information about the Trust’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2015, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Please note that this document may include prospectus supplements that are separate from and not a part of this report. Please refer to your variable annuity or variable life insurance contract prospectus to determine which supplements are applicable to you.

For information regarding enrollment in the e-Delivery program, please see the inside front cover of this report.

AST BlackRock Multi-Asset Income Portfolio
AST FQ Absolute Return Currency Portfolio
AST Franklin Templeton K2 Global Absolute Return Portfolio
AST Goldman Sachs Global Growth Allocation Portfolio
AST Goldman Sachs Strategic Income Portfolio
AST Jennison Global Infrastructure Portfolio
AST Managed Equity Portfolio
AST Managed Fixed-Income Portfolio
AST Prudential Flexible Multi-Strategy Portfolio
AST QMA International Core Equity Portfolio
AST T. Rowe Price Diversified Real Growth Portfolio

By enrolling in e-Delivery, you’ll gain secure, online access to important documents with the flexibility to choose which documents you receive in the mail… and which ones you don’t!

Individual Annuity Contract Owners - Get started by visiting www.prudentialannuities.com/investor/edelivery and follow the instructions on the screen, or scan the code below.

Individual Life Insurance Contract Owners - To receive your reports online, go to www.prudential.com/edelivery, or scan the code below.

Save paper and reduce clutter.

Receive Prospectuses and Reports electronically by enrolling today!

Advanced Series Trust Table of Contents	Semiannual Report	June 30, 2015

■	LETTER TO CONTRACT OWNERS

■	PRESENTATION OF PORTFOLIO HOLDINGS

■	FEES AND EXPENSES

■	FINANCIAL REPORTS

Section A	Schedule of Investments and Financial Statements

	AST BlackRock Multi-Asset Income Portfolio	A1
	AST FQ Absolute Return Currency Portfolio	A5
	AST Franklin Templeton K2 Global Absolute Return Portfolio	A10
	AST Goldman Sachs Global Growth Allocation Portfolio	A17
	AST Goldman Sachs Strategic Income Portfolio	A22
	AST Jennison Global Infrastructure Portfolio	A47
	AST Managed Equity Portfolio	A51
	AST Managed Fixed-Income Portfolio	A54
	AST Prudential Flexible Multi-Strategy Portfolio	A56
	AST QMA International Core Equity Portfolio	A60
	AST T. Rowe Price Diversified Real Growth Portfolio	A68
	Glossary	A89

Section B	Notes to Financial Statements
Section C	Financial Highlights

■	APPROVAL OF ADVISORY AGREEMENTS

■	PROXY VOTING RESULTS

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

Advanced Series Trust Letter to Contract Owners	Semiannual Report	June 30, 2015

■	DEAR CONTRACT OWNER

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. This Advanced Series Trust semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 135 years. The quality of our businesses and risk diversification has enabled us to manage effectively through volatile markets over time. We believe the array of our products provides a highly attractive value proposition to clients like you who are focused on financial security.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Timothy S. Cronin

President,

Advanced Series Trust	July 31, 2015

Advanced Series Trust Presentation of Portfolio Holdings — unaudited	June 30, 2015

AST BlackRock Multi-Asset Income
Five Largest Holdings	(% of Net Assets	)
iShares iBoxx $ High Yield Corporate Bond ETF	25.9%
iShares 1-3 Year Credit Bond ETF	15.0%
iShares International Select Dividend ETF	10.1%
iShares US Preferred Stock ETF	10.0%
iShares Core High Dividend ETF	9.9%

AST FQ Absolute Return Currency
Allocation	(% of Net Assets	)
Foreign Treasury Obligations	33.8%
U.S. Treasury Obligation	29.2%
Affiliated Money Market Mutual Fund	21.1%
Foreign Government Bond	15.2%

AST Franklin Templeton K2 Global Absolute Return
Five Largest Holdings	(% of Net Assets	)
Franklin Strategic Series - Franklin Strategic Income Fund (Class R6)	19.1%
Samsung Electronics Co. Ltd. (South Korea)	1.4%
Microsoft Corp.	1.3%
Comcast Corp. (Special Class A Stock)	1.0%
Teva Pharmaceutical Industries Ltd. (Israel), ADR	1.0%

AST Goldman Sachs Global Growth Allocation
Five Largest Holdings	(% of Net Assets	)
Vanguard FTSE Developed Markets ETF	16.1%
AST Goldman Sachs Strategic Income Portfolio	7.8%
Goldman Sachs Core Fixed Income Fund (Institutional Shares)	6.6%
Goldman Sachs International Small Cap Insights Fund	6.5%
Goldman Sachs Emerging Markets Equity Insights Fund (Institutional Shares)	5.5%

AST Goldman Sachs Strategic Income
Allocation	(% of Net Assets	)
Corporate Bonds	19.3%
Asset-Backed Securities	17.8%
Foreign Government Bonds	16.7%
U.S. Treasury Obligations	15.8%
Commercial Mortgage-Backed Securities	6.4%

AST Jennison Global Infrastructure
Five Largest Holdings	(% of Net Assets	)
Ferrovial SA (Spain)	3.1%
TerraForm Power, Inc. (Class A Stock)	3.0%
Groupe Eurotunnel SE (France)	3.0%
Atlantia SpA (Italy)	2.8%
SBA Communications Corp. (Class A Stock)	2.5%

AST Managed Equity
Five Largest Holdings	(% of Net Assets	)
AST International Growth Portfolio	16.1%
AST International Value Portfolio	16.1%
AST T. Rowe Price Large-Cap Growth Portfolio	9.9%
AST Large-Cap Value Portfolio	9.8%
AST QMA US Equity Alpha Portfolio	8.4%

AST Managed Fixed-Income
Five Largest Holdings	(% of Net Assets	)
AST Prudential Core Bond Portfolio	48.9%
AST Lord Abbett Core Fixed Income Portfolio	21.1%
AST High Yield Portfolio	9.5%
AST PIMCO Limited Maturity Bond Portfolio	5.0%
AST Goldman Sachs Strategic Income Portfolio	5.0%

AST Prudential Flexible Multi-Strategy
Five Largest Holdings	(% of Net Assets	)
AST QMA US Equity Alpha Portfolio	25.9%
AST High Yield Portfolio	11.6%
AST Prudential Core Bond Portfolio	4.4%
AST Global Real Estate Portfolio	2.7%
AST QMA Emerging Markets Equity Portfolio	1.6%

For a complete listing of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2015

AST QMA International Core Equity
Five Largest Holdings	(% of Net Assets	)
iShares MSCI EAFE ETF	2.1%
Novartis AG (Switzerland)	1.9%
Nestle SA (Switzerland)	1.8%
Novo Nordisk (Denmark) (Class B Stock)	1.4%
Roche Holding AG (Switzerland)	1.4%

AST T. Rowe Price Diversified Real Growth
Five Largest Holdings	(% of Net Assets	)
T. Rowe Price Emerging Markets Bond Fund	3.1%
T. Rowe Price Institutional High Yield Fund	2.9%
T. Rowe Price Institutional Floating Rate Fund	2.7%
U.S. Treasury Inflation Indexed Bonds, TIPS 0.125%, 04/15/18	1.4%
General Electric Co.	1.0%

For a complete listing of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Fees and Expenses — unaudited	June 30, 2015

As a contract owner investing in Portfolios of the Trust through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2015 through June 30, 2015.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fees and charges were included, your costs would have been higher.

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Annualized Expense Ratio based on the Six-Month Period	Expenses Paid During the Six-Month Period*
AST BlackRock Multi-Asset Income Portfolio	Actual	$1,000.00	$997.00	1.09%	$5.40
	Hypothetical	$1,000.00	$1,019.39	1.09%	$5.46
AST FQ Absolute Return Currency Portfolio	Actual	$1,000.00	$913.80	1.22%	$5.79
	Hypothetical	$1,000.00	$1,018.74	1.22%	$6.11
AST Franklin Templeton K2 Global Absolute Return Portfolio	Actual	$1,000.00	$997.90	1.18%	$5.85
	Hypothetical	$1,000.00	$1,018.94	1.18%	$5.91
AST Goldman Sachs Global Growth Allocation Portfolio	Actual	$1,000.00	$1,029.20	1.18%	$5.94
	Hypothetical	$1,000.00	$1,018.94	1.18%	$5.91
AST Goldman Sachs Strategic Income Portfolio	Actual	$1,000.00	$990.80	1.00%	$4.94
	Hypothetical	$1,000.00	$1,019.84	1.00%	$5.01
AST Jennison Global Infrastructure Portfolio	Actual	$1,000.00	$1,015.30	1.26%	$6.30
	Hypothetical	$1,000.00	$1,018.55	1.26%	$6.31
AST Managed Equity Portfolio	Actual	$1,000.00	$1,043.60	1.25%	$6.33
	Hypothetical	$1,000.00	$1,018.60	1.25%	$6.26
AST Managed Fixed-Income Portfolio	Actual	$1,000.00	$995.00	1.25%	$6.18
	Hypothetical	$1,000.00	$1,018.60	1.25%	$6.26
AST Prudential Flexible Multi-Strategy Portfolio	Actual	$1,000.00	$1,022.70	1.48%	$7.42
	Hypothetical	$1,000.00	$1,017.46	1.48%	$7.40
AST QMA International Core Equity Portfolio	Actual**	$1,000.00	$1,085.00	1.00%	$5.06
	Hypothetical	$1,000.00	$1,019.84	1.00%	$5.01
AST T. Rowe Price Diversified Real Growth Portfolio	Actual	$1,000.00	$1,030.80	1.05%	$5.29
	Hypothetical	$1,000.00	$1,019.59	1.05%	$5.26

* Portfolio expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2015, and divided by the 365 days in the Portfolio’s fiscal year ended December 31, 2015 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

** AST QMA International Core Equity Portfolio’s “Actual” expenses are calculated using the 177 day period ended June 30, 2015 due to its commencement of operations on January 5, 2015.

AST BLACKROCK MULTI-ASSET INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

LONG-TERM INVESTMENTS — 95.2%		Value (Note 2)
EXCHANGE TRADED FUNDS	Shares
Alerian MLP ETF	28,032	$436,178
iShares 10+ Year Credit Bond ETF	19,604	1,120,369
iShares 1-3 Year Credit Bond ETF	31,837	3,353,391
iShares CMBS ETF	21,743	1,118,025
iShares Core High Dividend ETF	29,863	2,197,021
iShares Emerging Markets Dividend ETF	16,049	664,589
iShares Europe ETF	12,236	535,080
iShares iBoxx $ High Yield Corporate Bond ETF	65,003	5,772,267
iShares Intermediate Credit Bond ETF	8,171	889,495
iShares International Select Dividend ETF	69,813	2,257,054
iShares Select Dividend ETF	8,807	661,846
iShares US Preferred Stock ETF	56,748	2,222,819

TOTAL LONG-TERM INVESTMENTS (cost $21,848,738)		21,228,134

SHORT-TERM INVESTMENT — 6.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $1,370,100)(w)(Note 4)	1,370,100	1,370,100

TOTAL INVESTMENTS — 101.4% (cost $23,218,838)		22,598,234
LIABILITIES IN EXCESS OF OTHER ASSETS(x) — (1.4)%		(308,486)

NET ASSETS — 100.0%		$22,289,748

See the Glossary for abbreviations used in the Portfolio descriptions.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2015	Unrealized Appreciation (Depreciation)(1)
Short Positions:
4	2 Year U.S. Treasury Notes	Sep. 2015	$874,250	$875,750	$(1,500)
6	5 Year U.S. Treasury Notes	Sep. 2015	715,818	715,547	271
13	10 Year U.S. Treasury Notes	Sep. 2015	1,654,556	1,640,234	14,322
4	S&P 500 E-Mini	Sep. 2015	417,790	410,880	6,910

					$20,003

(1)	Cash of $43,950 has been segregated with UBS AG to cover requirements for open futures contracts at June 30, 2015.

SEE NOTES TO FINANCIAL STATEMENTS.

A1

AST BLACKROCK MULTI-ASSET INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Exchange Traded Funds	$21,228,134	$—	$—
Affiliated Money Market Mutual Fund	1,370,100	—	—
Other Financial Instruments*
Financial Futures Contracts	20,003	—	—

Total	$22,618,237	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2015 were as follows:

Exchange Traded Funds	95.2%
Affiliated Money Market Mutual Fund	6.2

101.4
Liabilities in excess of other assets	(1.4)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are interest rate risk and equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2015 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from/to broker — variation margin futures	$14,593	*	Due from/to broker — variation margin futures	$1,500	*
Equity contracts	Due from/to broker — variation margin futures	6,910	*	—	—

Total		$21,503			$1,500

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A2

AST BLACKROCK MULTI-ASSET INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(22,098)
Foreign exchange contracts	51,093
Equity contracts	565

Total	$29,560

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$13,093
Foreign exchange contracts	(8,565)
Equity contracts	6,910

Total	$11,438

For the six months ended June 30, 2015, the Portfolio’s average value at trade date for futures short positions was $2,574,687.

SEE NOTES TO FINANCIAL STATEMENTS.

A3

AST BLACKROCK MULTI-ASSET INCOME PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2015

ASSETS:
Investments at value:
Unaffiliated investments (cost $21,848,738)	$21,228,134
Affiliated investments (cost $1,370,100)	1,370,100
Deposit with broker	43,950
Dividends receivable	165
Receivable for fund share sold	148
Due from broker—variation margin futures	48
Prepaid expenses	69

Total Assets	22,642,614

LIABILITIES:
Payable for investments purchased	288,720
Accrued expenses and other liabilities	62,865
Advisory fees payable	547
Affiliated transfer agent fee payable	350
Distribution fee payable	305
Payable for fund share repurchased	79

Total Liabilities	352,866

NET ASSETS	$22,289,748

Net assets were comprised of:
Paid-in capital	$22,540,221
Retained earnings	(250,473)

Net assets, June 30, 2015	$22,289,748

Net asset value and redemption price per share, $22,289,748 / 2,233,287 outstanding shares of beneficial interest	$9.98

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2015

INCOME
Unaffiliated dividend income	$299,927
Affiliated dividend income	934

300,861

EXPENSES
Advisory fees	79,668
Distribution fee	8,475
Custodian and accounting fees	42,000
Audit fee	15,000
Trustees’ fees	5,000
Legal fees and expenses	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Shareholders’ reports	2,000
Miscellaneous	5,898

Total expenses	166,041
Less: advisory fee waivers and/or expense reimbursement	(102,590)

Net expenses	63,451

NET INVESTMENT INCOME	237,410

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	(72,205)
Futures transactions	29,560

(42,645)

Net change in unrealized appreciation (depreciation) on:
Investments	(431,615)
Futures	11,438

(420,177)

NET LOSS ON INVESTMENTS	(462,822)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(225,412)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2015	April 28, 2014* through December 31, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$237,410	$211,527
Net realized loss on investment transactions	(42,645)	(56,164)
Net change in unrealized appreciation (depreciation) on investments	(420,177)	(180,424)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	(225,412)	(25,061)

FUND SHARE TRANSACTIONS:
Fund share sold [1,157,430 and 1,385,913 shares, respectively]	11,755,944	13,924,096
Fund share repurchased [79,160 and 230,896 shares, respectively]	(804,052)	(2,335,767)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	10,951,892	11,588,329

TOTAL INCREASE IN NET ASSETS	10,726,480	11,563,268
NET ASSETS:
Beginning of period	11,563,268	—

End of period	$22,289,748	$11,563,268

*	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A4

AST FQ ABSOLUTE RETURN CURRENCY PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

SHORT-TERM INVESTMENTS — 99.3%		Shares		Value (Note 2)
AFFILIATED MONEY MARKET MUTUAL FUND — 21.1%
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund (cost $1,081,644)(w)(Note 4)			1,081,644	$1,081,644

Interest Rate	Maturity Date	Principal Amount (000)#
FOREIGN GOVERNMENT BOND(n) — 15.2%
Australia Government Bond, Sr. Unsec’d. Notes (Australia) (cost $768,067)
1.847%	10/21/15	AUD	1,000	777,994

FOREIGN TREASURY OBLIGATIONS(n) — 33.8%
Canadian Treasury Bills (Canada)
0.545%	09/10/15	CAD	1,209	966,774
Italy Buoni Ordinari del Tesoro Bot (Italy)
0.062%	08/31/15	EUR	290	323,307
Spain Letras del Tesoro (Spain)
0.010%	04/08/16	EUR	400	445,372

TOTAL FOREIGN TREASURY OBLIGATIONS (cost $1,719,127)				1,735,453

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. TREASURY OBLIGATION(n) — 29.2%
U.S. Treasury Bills (cost $1,499,576)
0.090%	10/22/15	1,500	$1,499,917

TOTAL SHORT-TERM INVESTMENTS (cost $5,068,414)			5,095,008

TOTAL INVESTMENTS — 99.3% (cost $5,068,414)			5,095,008
OTHER ASSETS IN EXCESS OF LIABILITIES(x) — 0.7%			37,471

NET ASSETS — 100.0%			$5,132,479

See the Glossary for abbreviations used in the Portfolio descriptions.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(n)	Rate shown reflects yield to maturity at purchase date.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at June 30, 2015:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 09/16/15	Barclays Capital Group	AUD	433	$331,459	$332,670	$1,211
Expiring 09/16/15	Morgan Stanley	AUD	2,832	2,185,511	2,175,721	(9,790)
British Pound,
Expiring 09/16/15	Barclays Capital Group	GBP	317	494,405	497,925	3,520
Expiring 09/16/15	Morgan Stanley	GBP	250	391,803	392,136	333
Expiring 09/16/15	Morgan Stanley	GBP	229	348,106	359,199	11,093
Expiring 09/16/15	Morgan Stanley	GBP	101	159,999	158,959	(1,040)
Canadian Dollar,
Expiring 09/16/15	Barclays Capital Group	CAD	292	235,976	233,107	(2,869)
Expiring 09/16/15	Morgan Stanley	CAD	61	49,882	48,899	(983)
Euro,
Expiring 09/16/15	Barclays Capital Group	EUR	322	363,559	359,641	(3,918)
Expiring 09/16/15	Barclays Capital Group	EUR	307	342,580	342,841	261
Expiring 09/16/15	Morgan Stanley	EUR	3,419	3,857,555	3,815,608	(41,947)
Expiring 09/16/15	Morgan Stanley	EUR	609	688,382	679,496	(8,886)
Expiring 09/16/15	Morgan Stanley	EUR	208	234,688	231,702	(2,986)
Japanese Yen,
Expiring 09/16/15	Barclays Capital Group	JPY	570,159	4,575,677	4,663,664	87,987
Expiring 09/16/15	Barclays Capital Group	JPY	50,008	405,412	409,041	3,629
New Zealand Dollar,
Expiring 09/16/15	Barclays Capital Group	NZD	225	152,882	151,631	(1,251)
Expiring 09/16/15	Morgan Stanley	NZD	675	473,517	454,439	(19,078)
Expiring 09/16/15	Morgan Stanley	NZD	181	125,511	121,911	(3,600)
Norwegian Krone,
Expiring 09/16/15	Barclays Capital Group	NOK	16,586	2,099,517	2,111,522	12,005
Expiring 09/16/15	Barclays Capital Group	NOK	2,140	276,867	272,471	(4,396)

SEE NOTES TO FINANCIAL STATEMENTS.

A5

AST FQ ABSOLUTE RETURN CURRENCY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2015 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Norwegian Krone (continued),
Expiring 09/16/15	Morgan Stanley	NOK	2,011	$258,015	$256,028	$(1,987)
Expiring 09/16/15	Morgan Stanley	NOK	1,990	253,294	253,387	93
Singapore Dollar,
Expiring 09/16/15	Morgan Stanley	SGD	979	727,404	726,071	(1,333)
Expiring 09/16/15	Morgan Stanley	SGD	648	474,852	480,482	5,630
Expiring 09/16/15	Morgan Stanley	SGD	532	394,571	394,767	196
Expiring 09/16/15	Morgan Stanley	SGD	396	292,640	293,308	668
Expiring 09/16/15	Morgan Stanley	SGD	353	260,529	261,883	1,354
Expiring 09/16/15	Morgan Stanley	SGD	85	63,193	63,259	66
Swedish Krona,
Expiring 09/16/15	Barclays Capital Group	SEK	1,675	205,030	202,398	(2,632)
Expiring 09/16/15	Morgan Stanley	SEK	11,636	1,414,414	1,405,955	(8,459)
Expiring 09/16/15	Morgan Stanley	SEK	576	68,448	69,547	1,099
Swiss Franc, Expiring 09/16/15	Morgan Stanley	CHF	662	712,637	710,390	(2,247)

				$22,918,315	$22,930,058	$11,743

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 09/16/15	Barclays Capital Group	AUD	460	$354,261	$353,278	$983
Expiring 09/16/15	Barclays Capital Group	AUD	434	335,437	333,660	1,777
Expiring 09/16/15	Barclays Capital Group	AUD	406	313,691	312,077	1,614
Expiring 09/16/15	Morgan Stanley	AUD	353	267,490	271,519	(4,029)
Expiring 09/16/15	Morgan Stanley	AUD	208	159,988	159,820	168
Expiring 09/16/15	Morgan Stanley	AUD	64	49,022	48,967	55
Expiring 09/16/15	Morgan Stanley	AUD	46	35,328	35,303	25
British Pound,
Expiring 09/16/15	Barclays Capital Group	GBP	1,668	2,553,949	2,619,125	(65,176)
Expiring 09/16/15	Morgan Stanley	GBP	1,148	1,769,723	1,803,030	(33,307)
Expiring 09/16/15	Morgan Stanley	GBP	194	301,044	305,301	(4,257)
Expiring 09/16/15	Morgan Stanley	GBP	104	159,866	163,009	(3,143)
Canadian Dollar,
Expiring 09/16/15	Barclays Capital Group	CAD	2,338	1,864,829	1,869,799	(4,970)
Expiring 09/16/15	Barclays Capital Group	CAD	302	242,107	241,500	607
Expiring 09/16/15	Barclays Capital Group	CAD	300	242,309	239,798	2,511
Expiring 09/16/15	Barclays Capital Group	CAD	68	54,165	53,985	180
Expiring 09/16/15	Morgan Stanley	CAD	1,305	1,046,209	1,043,467	2,742
Euro,
Expiring 09/16/15	Barclays Capital Group	EUR	2,228	2,509,924	2,486,308	23,616
Expiring 09/16/15	Morgan Stanley	EUR	371	418,743	414,018	4,725
Expiring 09/16/15	Morgan Stanley	EUR	86	98,090	95,958	2,132
Japanese Yen,
Expiring 09/16/15	Barclays Capital Group	JPY	59,608	485,683	487,570	(1,887)
Expiring 09/16/15	Morgan Stanley	JPY	96,823	774,638	791,970	(17,332)
Expiring 09/16/15	Morgan Stanley	JPY	52,531	422,416	429,682	(7,266)
Expiring 09/16/15	Morgan Stanley	JPY	21,893	177,497	179,077	(1,580)
Expiring 09/16/15	Morgan Stanley	JPY	20,955	170,105	171,402	(1,297)
New Zealand Dollar,
Expiring 09/16/15	Barclays Capital Group	NZD	1,807	1,274,984	1,216,086	58,898
Expiring 09/16/15	Barclays Capital Group	NZD	411	279,179	276,534	2,645
Expiring 09/16/15	Morgan Stanley	NZD	1,887	1,332,370	1,269,940	62,430
Expiring 09/16/15	Morgan Stanley	NZD	302	205,558	203,431	2,127
Expiring 09/16/15	Morgan Stanley	NZD	140	99,358	94,366	4,992
Norwegian Krone,
Expiring 09/16/15	Barclays Capital Group	NOK	893	115,143	113,733	1,410
Expiring 09/16/15	Barclays Capital Group	NOK	551	70,753	70,181	572

SEE NOTES TO FINANCIAL STATEMENTS.

A6

AST FQ ABSOLUTE RETURN CURRENCY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2015 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Norwegian Krone (continued),
Expiring 09/16/15	Morgan Stanley	NOK	1,767	$223,038	$224,917	$(1,879)
Expiring 09/16/15	Morgan Stanley	NOK	1,477	189,489	188,040	1,449
Singapore Dollar,
Expiring 09/16/15	Barclays Capital Group	SGD	3,231	2,390,649	2,395,912	(5,263)
Expiring 09/16/15	Morgan Stanley	SGD	3,388	2,499,784	2,512,499	(12,715)
Swedish Krona,
Expiring 09/16/15	Barclays Capital Group	SEK	14,961	1,798,279	1,807,708	(9,429)
Expiring 09/16/15	Barclays Capital Group	SEK	714	88,174	86,313	1,861
Expiring 09/16/15	Morgan Stanley	SEK	2,164	260,854	261,488	(634)
Swiss Franc, Expiring 09/16/15	Barclays Capital Group	CHF	662	712,135	710,389	1,746

				$26,346,261	$26,341,160	5,101

						$16,844

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Money Market Mutual Fund	$1,081,644	$—	$—
Foreign Government Bond	—	777,994	—
Foreign Treasury Obligations	—	1,735,453	—
U.S. Treasury Obligation	—	1,499,917	—
Other Financial Instruments*
Foreign Forward Currency Contracts	—	16,844	—

Total	$1,081,644	$4,030,208	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2015 were as follows:

Foreign Treasury Obligations	33.8%
U.S. Treasury Obligation	29.2
Affiliated Money Market Mutual Fund	21.1
Foreign Government Bond	15.2

99.3
Other assets in excess of liabilities	0.7

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is foreign exchange risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2015 as presented in the Statement of Assets and Liabilities:

SEE NOTES TO FINANCIAL STATEMENTS.

A7

AST FQ ABSOLUTE RETURN CURRENCY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on foreign currency forward contracts	$308,410	Unrealized depreciation on foreign currency forward contracts	$291,566

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Forward Currency Contracts(1)
Foreign exchange contracts	$(216,357)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Forward Currency Contracts(2)
Foreign exchange contracts	$(43,975)

(1)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.
(2)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

For the six months ended June 30, 2015, the Portfolio’s average value at settlement date for foreign currency exchange purchase and sale contracts was $19,983,862 and $24,998,562, respectively.

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received(3)	Net Amount
Barclays Capital Group	$207,033	$(101,791)	$—	$105,242
Morgan Stanley	101,377	(101,377)	—	—

	$308,410

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged(3)	Net Amount
Barclays Capital Group	$(101,791)	$101,791	$—	$—
Morgan Stanley	(189,775)	101,377	709,977	—

	$(291,566)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.
(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.
(3)	Amounts shown reflect actual collateral received or pledged by the Portfolio. Such amounts are applied up to 100% of the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A8

AST FQ ABSOLUTE RETURN CURRENCY PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2015

ASSETS:
Investments at value:
Unaffiliated investments (cost $3,986,770)	$4,013,364
Affiliated investments (cost $1,081,644)	1,081,644
Foreign currency, at value (cost $36,764)	37,600
Unrealized appreciation on foreign currency forward contracts	308,410
Dividends and interest receivable	25,796
Prepaid expenses	69

Total Assets	5,466,883

LIABILITIES:
Unrealized depreciation on foreign currency forward contracts	291,566
Accrued expenses and other liabilities	40,735
Advisory fees payable	1,616
Affiliated transfer agent fee payable	350
Distribution fee payable	69
Payable for fund share repurchased	68

Total Liabilities	334,404

NET ASSETS	$5,132,479

Net assets were comprised of:
Paid-in capital	$5,712,975
Retained earnings	(580,496)

Net assets, June 30, 2015	$5,132,479

Net asset value and redemption price per share, $5,132,479 / 576,117 outstanding shares of beneficial interest	$8.91

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2015

INCOME
Interest income	$30,938
Affiliated dividend income	862

31,800

EXPENSES
Advisory fees	24,780
Distribution fee	2,503
Custodian and accounting fees	16,000
Audit fee	14,000
Trustees’ fees	5,000
Legal fees and expenses	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Shareholders’ reports	2,000
Miscellaneous	4,428

Total expenses	76,711
Less: advisory fee waivers and/or expense reimbursement	(46,174)

Net expenses	30,537

NET INVESTMENT INCOME	1,263

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	4
Foreign currency transactions	(563,391)

(563,387)

Net change in unrealized appreciation (depreciation) on:
Investments	158,258
Foreign currencies	(42,553)

115,705

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(447,682)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(446,419)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2015	April 28, 2014* through December 31, 2014
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$1,263	$(21,864)
Net realized loss on investment and foreign currency transactions	(563,387)	(40,614)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	115,705	(71,599)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	(446,419)	(134,077)

FUND SHARE TRANSACTIONS:
Fund share sold [50,897 and 539,610 shares, respectively]	458,736	5,396,186
Fund share repurchased [11,505 and 2,885 shares, respectively]	(113,313)	(28,634)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	345,423	5,367,552

TOTAL INCREASE (DECREASE) IN NET ASSETS	(100,996)	5,233,475
NET ASSETS:
Beginning of period	5,233,475	—

End of period	$5,132,479	$5,233,475

*	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A9

AST FRANKLIN TEMPLETON K2 GLOBAL ABSOLUTE RETURN PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

LONG-TERM INVESTMENTS — 61.2%
COMMON STOCKS — 39.3%	Shares	Value (Note 2)
Canada
Suncor Energy, Inc.	200	$5,508

China — 0.8%
China Mobile Ltd.	1,000	12,794
China Telecom Corp. Ltd., ADR	685	40,436
Kunlun Energy Co. Ltd.	43,500	44,209

		97,439

Denmark — 0.3%
FLSmidth & Co. A/S	920	44,209

France — 3.7%
AXA SA	3,350	84,929
BNP Paribas SA	1,330	80,708
Cie Generale des Etablissements Michelin	437	45,983
Credit Agricole SA	4,110	61,362
Sanofi	910	90,026
Technip SA	320	19,832
Total SA	1,450	71,124

		453,964

Germany — 1.8%
Deutsche Lufthansa AG*	5,150	66,446
Merck KGaA	590	58,817
Metro AG	800	25,267
Siemens AG	660	66,773

		217,303

Ireland — 0.9%
CRH PLC	3,652	102,960
CRH PLC, 144A	210	5,921

		108,881

Israel — 1.0%
Teva Pharmaceutical Industries Ltd., ADR	2,025	119,678

Italy — 0.9%
Eni SpA	1,843	32,735
UniCredit SpA	11,008	73,984

		106,719

Japan — 1.2%
Konica Minolta, Inc.	2,400	27,972
Nissan Motor Co. Ltd.	7,500	78,352
SoftBank Corp.	400	23,561
Toyota Motor Corp.	300	20,075

		149,960

Netherlands — 1.5%
Aegon NV	5,070	37,408
Akzo Nobel NV	670	48,916
ING Groep NV, CVA	2,980	49,484
Royal Dutch Shell PLC (Class A Stock)	17	481
Royal Dutch Shell PLC (Class B Stock)	1,550	44,129

		180,418

Portugal — 0.4%
Galp Energia SGPS SA	3,930	46,261

Russia — 0.2%
MMC Norilsk Nickel PJSC, ADR	1,794	30,408

Singapore — 0.8%
DBS Group Holdings Ltd.	1,800	27,619

COMMON STOCKS (continued)	Shares	Value (Note 2)
Singapore (continued)
Singapore Telecommunications Ltd.	23,600	$73,649

		101,268

South Korea — 2.6%
Hyundai Motor Co.	490	59,651
KB Financial Group, Inc., ADR	1,544	50,751
POSCO	189	37,845
Samsung Electronics Co. Ltd.	151	171,323

		319,570

Spain — 0.7%
Telefonica SA	6,435	91,669

Sweden — 0.7%
Getinge AB (Class B Stock)	2,710	65,246
Telefonaktiebolaget LM Ericsson (Class B Stock)	1,760	18,331

		83,577

Switzerland — 2.1%
Credit Suisse Group AG*	3,263	90,018
Roche Holding AG	340	95,333
Swiss Re AG	810	71,703

		257,054

Thailand — 0.1%
Bangkok Bank PCL	1,800	9,467

Turkey — 0.4%
Turkcell Iletisim Hizmetleri A/S, ADR	4,693	53,923

United Kingdom — 4.4%
Aviva PLC	3,140	24,320
BAE Systems PLC	4,640	32,876
BP PLC	8,550	56,743
GlaxoSmithKline PLC	4,020	83,583
HSBC Holdings PLC	6,800	61,045
Kingfisher PLC	14,367	78,364
Marks & Spencer Group PLC	1,390	11,726
Serco Group PLC*	6,248	11,586
Sky PLC	2,816	45,866
Standard Chartered PLC	1,750	28,025
Tesco PLC	13,463	44,855
Vodafone Group PLC	17,780	64,859

		543,848

United States — 14.8%
Allergan PLC*	162	49,161
American International Group, Inc.	1,560	96,439
Amgen, Inc.	660	101,323
Apache Corp.	660	38,036
Baker Hughes, Inc.	750	46,275
Best Buy Co., Inc.	330	10,761
Capital One Financial Corp.	600	52,782
Chesapeake Energy Corp.	3,400	37,978
Chevron Corp.	230	22,188
Cisco Systems, Inc.	1,850	50,801
Citigroup, Inc.	2,120	117,109
Comcast Corp. (Special Class A Stock)	2,040	122,278
CVS Health Corp.	310	32,513
Flextronics International Ltd.*	3,230	36,531
Gilead Sciences, Inc.	160	18,733
Google, Inc. (Class A Stock)*	80	43,203

SEE NOTES TO FINANCIAL STATEMENTS.

A10

AST FRANKLIN TEMPLETON K2 GLOBAL ABSOLUTE RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
Halliburton Co.	420	$18,089
Hewlett-Packard Co.	1,830	54,918
JPMorgan Chase & Co.	1,210	81,990
Medtronic PLC	1,400	103,740
Michael Kors Holdings Ltd.*	890	37,460
Microsoft Corp.	3,630	160,265
Morgan Stanley	1,920	74,477
Navistar International Corp.*	1,030	23,309
News Corp. (Class A Stock)*	1,410	20,572
Noble Corp. PLC	1,240	19,084
Pfizer, Inc.	2,710	90,866
QIAGEN NV*	1,360	33,424
SunTrust Banks, Inc.	1,730	74,425
Target Corp.	530	43,264
Twenty-First Century Fox, Inc. (Class A Stock)	1,560	50,770
United Parcel Service, Inc. (Class B Stock)	560	54,270

		1,817,034

TOTAL COMMON STOCKS (cost $5,021,118)		4,838,158

EXCHANGE TRADED FUNDS — 2.4%
iShares 1-3 Year Treasury Bond ETF	956	81,126
iShares 7-10 Year Treasury Bond ETF	377	39,589
iShares EURO STOXX 50 UCITS ETF	556	21,729
iShares MSCI Emerging Markets ETF	950	37,639
iShares Russell 2000 ETF	935	116,744

TOTAL EXCHANGE TRADED FUNDS (cost $301,210)		296,827

PREFERRED STOCK — 0.4%
Brazil
Petroleo Brasileiro SA (PRFC), ADR (cost $48,692)	5,043	41,151

	Shares
UNAFFILIATED MUTUAL FUND — 19.1%
Franklin Strategic Series — Franklin Strategic Income Fund (Class R6) (cost $2,452,816)	238,961	2,351,379

TOTAL LONG-TERM INVESTMENTS (cost $7,823,836)		7,527,515

SHORT-TERM INVESTMENT — 38.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $4,768,292)(w)(Note 4)	4,768,292	4,768,292

TOTAL INVESTMENTS — 99.9% (cost $12,592,128)		12,295,807
OTHER ASSETS IN EXCESS OF LIABILITIES(x) —0.1%		14,849

NET ASSETS — 100.0%		$12,310,656

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A11

AST FRANKLIN TEMPLETON K2 GLOBAL ABSOLUTE RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Futures contracts outstanding at June 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2015	Unrealized Appreciation (Depreciation)(1)
Long Positions:
1	10 Year U.S. Treasury Notes	Sep. 2015	$127,102	$126,172	$(930)
5	Euro STOXX 50	Sep. 2015	196,270	191,532	(4,738)
1	S&P 500 E-Mini	Sep. 2015	47,790	47,970	180
6	U.S. Dollar Index	Sep. 2015	572,286	573,966	1,680

					(3,808)

Short Positions:
9	2 Year U.S.Treasury Notes	Sep. 2015	1,967,203	1,970,438	(3,235)
12	S&P 500 E-Mini	Sep. 2015	1,253,370	1,232,640	20,730

					17,495

					$13,687

(1)	Cash of $92,822 has been segregated with JPMorgan Chase to cover requirements for open contracts at June 30, 2015.

Total return swap agreements outstanding at June 30, 2015:

Counterparty	Termination Date	Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Barclays Capital Group	05/26/16	1		Receive total return on Barclays Cross Asset Trend Index and pay fixed rate of 0.55%	$(2,876)	$—	$(2,876)
Barclays Capital Group	05/26/16	2		Receive total return on Barclays TrendStar+ Index and pay fixed rate of 0.7%	(10,497)	—	(10,497)
Societe Generale	04/25/16	—	(r)	Receive total return on SGI VI Smart Beta Index and pay variable payments based on 1 Month LIBOR + 0.005%	(79)	—	(79)

					$(13,452)	$—	$(13,452)

(r)	Less than $500 par.

SEE NOTES TO FINANCIAL STATEMENTS.

A12

AST FRANKLIN TEMPLETON K2 GLOBAL ABSOLUTE RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Canada	$5,508	$—	$—
China	40,436	57,003	—
Denmark	—	44,209	—
France	—	453,964	—
Germany	—	217,303	—
Ireland	—	108,881	—
Israel	119,678	—	—
Italy	—	106,719	—
Japan	—	149,960	—
Netherlands	—	180,418	—
Portugal	—	46,261	—
Russia	30,408	—	—
Singapore	—	101,268	—
South Korea	50,751	268,819	—
Spain	—	91,669	—
Sweden	—	83,577	—
Switzerland	—	257,054	—
Thailand	—	9,467	—
Turkey	53,923	—	—
United Kingdom	—	543,848	—
United States	1,783,610	33,424	—
Exchange Traded Funds	296,827	—	—
Preferred Stocks
Brazil	41,151	—	—
Unaffiliated Mutual Fund	2,351,379	—	—
Affiliated Money Market Mutual Fund	4,768,292	—	—
Other Financial Instruments*
Futures	13,687	—	—
Total Return Swaps	—	(13,452)	—

Total	$9,555,650	$2,740,392	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

SEE NOTES TO FINANCIAL STATEMENTS.

A13

AST FRANKLIN TEMPLETON K2 GLOBAL ABSOLUTE RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2015 were as follows:

Affiliated Money Market Mutual Fund	38.7%
Unaffiliated Mutual Fund	19.1
Banks	5.8
Pharmaceuticals	4.8
Oil, Gas & Consumable Fuels	3.6
Insurance	2.6
Exchange Traded Funds	2.4
Technology Hardware, Storage & Peripherals	2.1
Media	1.9
Diversified Telecommunication Services	1.7
Health Care Equipment & Supplies	1.4
Capital Markets	1.3
Software	1.3
Automobiles	1.3
Wireless Telecommunication Services	1.3
Biotechnology	1.0
Construction Materials	0.9
Energy Equipment & Services	0.8
Food & Staples Retailing	0.8

Specialty Retail	0.7%
Communications Equipment	0.6
Metals & Mining	0.6
Industrial Conglomerates	0.5
Airlines	0.5
Multiline Retail	0.4
Air Freight & Logistics	0.4
Consumer Finance	0.4
Chemicals	0.4
Auto Components	0.4
Construction & Engineering	0.4
Internet Software & Services	0.3
Textiles, Apparel & Luxury Goods	0.3
Electronic Equipment, Instruments & Components	0.3
Life Sciences Tools & Services	0.3
Aerospace & Defense	0.3
Machinery	0.2
Commercial Services & Supplies	0.1

99.9
Other assets in excess of liabilities	0.1

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are interest rate risk and equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2015 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	—	$—		Due from/to broker — variation margin futures	$4,165	*
Equity contracts	—	—		Unrealized depreciation on over-the-counter swap agreements	13,452
Equity contracts	Due from/to broker — variation margin futures	22,590	*	Due from/to broker — variation margin futures	4,738	*

Total		$22,590			$22,355

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps	Total
Interest rate contracts	$(15,542)	$(441)	$(15,983)
Foreign exchange contracts	(36,765)	—	(36,765)
Equity contracts	(49,592)	(30,606)	(80,198)

Total	$(101,899)	$(31,047)	$(132,946)

SEE NOTES TO FINANCIAL STATEMENTS.

A14

AST FRANKLIN TEMPLETON K2 GLOBAL ABSOLUTE RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps	Total
Interest rate contracts	$(11,040)	$—	$(11,040)
Equity contracts	35,991	4,917	40,908

Total	$24,951	$4,917	$29,868

For the six months ended June 30, 2015, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts - Long Positions(1)	Futures Contracts - Short Positions(1)	Total Return Swap Agreements(2)
$773,033	$3,240,089	$3

(1)	Value at Trade Date.

(2)	Notional Amount in USD (000).

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received(3)	Net Amount
Barclays Capital Group	$—	$—	$—	$—
Societe Generale	—	—	—	—

	$—

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged(3)	Net Amount
Barclays Capital Group	$(13,373)	$—	$—	$(13,373)
Societe Generale	(79)	—	—	(79)

	$(13,452)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Amounts shown reflect actual collateral received or pledged by the Portfolio. Such amounts are applied up to 100% of the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A15

AST FRANKLIN TEMPLETON K2 GLOBAL ABSOLUTE RETURN PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2015

ASSETS:
Investments at value:
Unaffiliated investments (cost $7,823,836)	$7,527,515
Affiliated investments (cost $4,768,292)	4,768,292
Cash	18,817
Deposit with broker	92,822
Dividends receivable	7,842
Tax reclaim receivable	4,704
Due from broker-variation margin futures	3,017
Receivable for fund share sold	1,060
Prepaid expenses	69

Total Assets	12,424,138

LIABILITIES:
Accrued expenses and other liabilities	47,625
Payable for investments purchased	46,153
Unrealized depreciation on over-the-counter swap agreements	13,452
Payable to custodian	2,792
Due to broker-variation margin futures	1,672
Advisory fees payable	1,249
Affiliated transfer agent fee payable	350
Distribution fee payable	170
Payable for fund share repurchased	19

Total Liabilities	113,482

NET ASSETS	$12,310,656

Net assets were comprised of:
Paid-in capital	$12,586,439
Retained earnings	(275,783)

Net assets, June 30, 2015	$12,310,656

Net asset value and redemption price per share, $12,310,656 / 1,271,069 outstanding shares of beneficial interest	$9.69

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2015

INCOME
Unaffiliated dividend income (net of $5,987 foreign withholding tax)	$108,708
Affiliated dividend income	2,834

111,542

EXPENSES
Advisory fees	42,814
Distribution fee	4,555
Custodian and accounting fees	33,000
Audit fee	19,000
Trustees’ fees	5,000
Legal fees and expenses	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Shareholders’ reports	3,000
Miscellaneous	7,031

Total expenses.	123,400
Less: advisory fee waivers and/or expense reimbursement	(74,114)

Net expenses	49,286

NET INVESTMENT INCOME	62,256

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	34,370
Futures transactions	(101,899)
Swap agreements transactions	(31,047)
Foreign currency transactions	1,184

(97,392)

Net change in unrealized appreciation (depreciation) on:
Investments	(104,604)
Futures	24,951
Swap agreements	4,917
Foreign currencies	(156)

(74,892)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(172,284)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(110,028)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2015	April 28, 2014* through December 31, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$62,256	$63,690
Net realized loss on investment and foreign currency transactions	(97,392)	(8,022)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(74,892)	(221,423)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	(110,028)	(165,755)

FUND SHARE TRANSACTIONS:
Fund share sold [594,303 and 744,060 shares, respectively]	5,833,634	7,411,543
Fund share repurchased [46,923 and 20,371 shares, respectively]	(457,071)	(201,667)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	5,376,563	7,209,876

TOTAL INCREASE IN NET ASSETS	5,266,535	7,044,121
NET ASSETS:
Beginning of period	7,044,121	—

End of period	$12,310,656	$7,044,121

*	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A16

AST GOLDMAN SACHS GLOBAL GROWTH ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

LONG-TERM INVESTMENTS — 67.6%		Value (Note 2)
AFFILIATED MUTUAL FUND — 7.8%	Shares
AST Goldman Sachs Strategic Income Portfolio* (cost $1,383,502)	141,278	$1,367,573

EXCHANGE TRADED FUNDS — 23.5%
iShares Global Infrastructure ETF	7,952	323,090
iShares MSCI India ETF	10,567	320,286
Vanguard FTSE Developed Markets ETF	71,065	2,817,727
Vanguard FTSE Emerging Markets ETF	15,828	647,048

TOTAL EXCHANGE TRADED FUNDS (cost $4,199,102)		4,108,151

UNAFFILIATED MUTUAL FUNDS — 36.3%
Goldman Sachs Absolute Return Tracker Fund (Institutional Shares)	68,793	640,462
Goldman Sachs Commodity Strategy Fund (Institutional Shares)	41,711	161,838
Goldman Sachs Core Fixed Income Fund (Institutional Shares)	110,514	1,155,977
Goldman Sachs Emerging Markets Debt Fund (Institutional Shares)	15,295	186,145
Goldman Sachs Emerging Markets Equity Insights Fund (Institutional Shares)	107,542	965,724
Goldman Sachs Fixed Income Macro Strategies Fund (Institutional Shares)	23,795	219,393
Goldman Sachs High Yield Floating Rate Fund (Institutional Shares)	49,208	485,195
Goldman Sachs High Yield Fund (Institutional Shares)*	94,288	631,727
Goldman Sachs International Small Cap Insights Fund	106,730	1,137,741

UNAFFILIATED MUTUAL FUNDS (continued)	Shares	Value (Note 2)
Goldman Sachs Local Emerging Markets Debt Fund (Institutional Shares)	50,262	$341,278
Goldman Sachs Long Short Fund	30,496	322,957
Goldman Sachs Real Estate Securities Fund (Institutional Shares)	6,117	114,997

TOTAL UNAFFILIATED MUTUAL FUNDS (cost $6,449,872)		6,363,434

TOTAL LONG-TERM INVESTMENTS (cost $12,032,476)		11,839,158

SHORT-TERM INVESTMENT — 31.1%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $5,444,741)(w)(Note 4)	5,444,741	5,444,741

TOTAL INVESTMENTS — 98.7% (cost $17,477,217)		17,283,899
OTHER ASSETS IN EXCESS OF LIABILITIES(x) — 1.3%		223,571

NET ASSETS — 100.0%		$17,507,470

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as the manager of the underlying portfolios in which the Portfolio invests.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2015	Unrealized Appreciation (Deprecation)(1)
Long Positions:
8	Euro STOXX 50	Sep. 2015	$306,373	$306,451	$78
5	Russell 2000 Mini Index	Sep. 2015	632,045	625,200	(6,845)
39	S&P 500 E-Mini	Sep. 2015	4,092,569	4,006,080	(86,489)

					$(93,256)

(1)	Cash of $190,246 has been segregated with Barclays Capital Group to cover requirements for open contracts at June 30, 2015.

SEE NOTES TO FINANCIAL STATEMENTS.

A17

AST GOLDMAN SACHS GLOBAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2015:

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 09/16/15	BNP Paribas	AUD	400	$302,968	$307,287	$(4,319)
Expiring 09/16/15	Morgan Stanley	AUD	20	15,239	15,365	(126)
British Pound,
Expiring 09/16/15	Morgan Stanley	GBP	15	23,601	23,556	45
Expiring 09/16/15	Nomura Securities Co. Ltd.	GBP	600	920,639	942,211	(21,572)
Danish Krone, Expiring 09/16/15	Societe Generale	DKK	520	77,457	77,888	(431)
Euro,
Expiring 09/16/15	Barclays Capital Group	EUR	620	689,062	691,983	(2,921)
Expiring 09/16/15	Morgan Stanley	EUR	50	55,855	55,805	50
Expiring 09/16/15	UBS AG	EUR	620	689,921	691,983	(2,062)
Hong Kong Dollar,
Expiring 09/16/15	Bank of New York Mellon	HKD	1,110	143,168	143,186	(18)
Expiring 09/16/15	Morgan Stanley	HKD	70	9,028	9,030	(2)
Israeli Shekel, Expiring 09/16/15	Barclays Capital Group	ILS	120	31,301	31,808	(507)
Japanese Yen,
Expiring 09/16/15	Barclays Capital Group	JPY	62,000	494,130	507,134	(13,004)
Expiring 09/16/15	Morgan Stanley	JPY	7,000	56,573	57,257	(684)
Expiring 09/16/15	State Street Bank	JPY	62,000	494,619	507,134	(12,515)
New Zealand Dollar, Expiring 09/16/15	Societe Generale	NZD	10	6,974	6,731	243
Norwegian Krone, Expiring 09/16/15	Societe Generale	NOK	250	31,217	31,826	(609)
Singapore Dollar,
Expiring 09/16/15	Morgan Stanley	SGD	10	7,403	7,416	(13)
Expiring 09/16/15	State Street Bank	SGD	80	59,261	59,331	(70)
Swedish Krona, Expiring 09/16/15	Societe Generale	SEK	1,125	133,462	135,936	(2,474)
Swiss Franc,
Expiring 09/16/15	Barclays Capital Group	CHF	400	423,466	429,154	(5,688)
Expiring 09/16/15	Morgan Stanley	CHF	10	10,730	10,729	1

				$4,676,074	$4,742,750	$(66,676)

SEE NOTES TO FINANCIAL STATEMENTS.

A18

AST GOLDMAN SACHS GLOBAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Affiliated Mutual Fund	$1,367,573	$—	$—
Exchange Traded Funds	4,108,151	—	—
Unaffiliated Mutual Funds	6,363,434	—	—
Affiliated Money Market Mutual Fund	5,444,741	—	—
Other Financial Instruments*
Futures	(93,256)	—	—
Foreign Forward Currency Contracts	—	(66,676)	—

Total	$17,190,643	$(66,676)	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument and over-the-counter swap contracts which are recorded at fair value.

The investment allocation of Portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2015 were as follows:

Unaffiliated Mutual Funds	36.3%
Affiliated Money Market Mutual Fund	31.1
Exchange Traded Funds	23.5

Affiliated Mutual Fund	7.8%

98.7
Other assets in excess of Liabilities	1.3

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are foreign exchange and equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2015 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on foreign currency forward contracts	$339		Unrealized depreciation on foreign currency forward contracts	$67,015
Equity contracts	Due from/to broker — variation margin futures	78	*	Due from/to broker — variation margin futures	93,334	*

Total		$417			$160,349

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Contracts(1)	Total
Foreign exchange contracts	$—	$123,831	$123,831
Equity contracts	208,867	—	208,867

Total	$208,867	$123,831	$332,698

SEE NOTES TO FINANCIAL STATEMENTS.

A19

AST GOLDMAN SACHS GLOBAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Contracts(2)	Total
Foreign exchange contracts	$—	$(80,811)	$(80,811)
Equity contracts	(138,514)	—	(138,514)

Total	$(138,514)	$(80,811)	$(219,325)

(1)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

(2)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

For	the six months ended June 30, 2015, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts - Long Positions(1)	Forward Foreign Currency Exchange Purchase Contracts(2)	Forward Foreign Currency Exchange Sale Contracts(2)
$2,009,347	$10,011	$2,106,555

(1)	Value at Trade Date.

(2)	Value at Settlement Date.

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received(3)	Net Amount
Bank of New York Mellon	$—	$—	$—	$—
Barclays Capital Group	—	—	—	—
BNP Paribas	—	—	—	—
Morgan Stanley	96	(96)	—	—
Nomura Securities Co. Ltd.	—	—	—	—
Societe Generale	243	(243)	—	—
State Street Bank	—	—	—	—
UBS AG	—	—	—	—

	$339

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged(3)	Net Amount
Bank of New York Mellon	$(18)	$—	$—	$(18)
Barclays Capital Group	(22,120)	—	—	(22,120)
BNP Paribas	(4,319)	—	—	(4,319)
Morgan Stanley	(825)	96	—	(729)
Nomura Securities Co. Ltd.	(21,572)	—	—	(21,572)
Societe Generale	(3,514)	243	—	(3,271)
State Street Bank	(12,585)	—	—	(12,585)
UBS AG	(2,062)	—	—	(2,062)

	$(67,015)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Amounts shown reflect actual collateral received or pledged by the Portfolio. Such amounts are applied up to 100% of the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A20

AST GOLDMAN SACHS GLOBAL GROWTH ALLOCATION PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2015

ASSETS:
Investments at value:
Unaffiliated investments (cost $10,648,974)	$10,471,585
Affiliated investments (cost $6,828,243)	6,812,314
Foreign currency, at value (cost $59,378)	58,315
Deposit with broker	190,247
Receivable for fund share sold	301,618
Dividends receivable	43,371
Due from broker-variation margin futures	7,379
Unrealized appreciation on foreign currency forward contracts	339
Prepaid expenses	69

Total Assets	17,885,237

LIABILITIES:
Payable for investments purchased	255,112
Unrealized depreciation on foreign currency forward contracts	67,015
Accrued expenses and other liabilities	54,364
Advisory fees payable	708
Affiliated transfer agent fee payable	350
Distribution fee payable	218

Total Liabilities	377,767

NET ASSETS	$17,507,470

Net assets were comprised of:
Paid-in capital	$17,175,395
Retained earnings	332,075

Net assets, June 30, 2015	$17,507,470

Net asset value and redemption price per share, $17,507,470 / 1,652,856 outstanding shares of beneficial interest	$10.59

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2015

INCOME
Unaffiliated dividend income	$91,065
Affiliated dividend income	3,403

94,468

EXPENSES
Advisory fees	57,069
Distribution fee	6,071
Custodian and accounting fees	31,000
Audit fee	19,000
Trustees’ fees	5,000
Legal fees and expenses	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Shareholders’ reports	3,000
Miscellaneous	5,131

Total expenses	135,271
Less: advisory fee waivers and/or expense reimbursement	(86,517)
Less: distribution fee waiver	(488)

Net expenses	48,266

NET INVESTMENT INCOME	46,202

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated $(5,421))	(79,320)
Futures transactions	208,867
Foreign currency transactions	112,968

242,515

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated $(3,340))	107,311
Futures	(138,514)
Foreign currencies	(81,873)

(113,076)

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	129,439

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$175,641

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2015	April 28, 2014* through December 31, 2014
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$46,202	$67,149
Net realized gain on investment and foreign currency transactions	242,515	330,522
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(113,076)	(241,237)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	175,641	156,434

FUND SHARE TRANSACTIONS:
Fund share sold [931,630 and 991,774 shares, respectively]	9,915,757	10,051,480
Fund share repurchased [31,097 and 239,451 shares, respectively]	(326,552)	(2,465,290)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	9,589,205	7,586,190

TOTAL INCREASE IN NET ASSETS	9,764,846	7,742,624
NET ASSETS:
Beginning of period	7,742,624	—

End of period	$17,507,470	$7,742,624

*	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A21

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

LONG-TERM INVESTMENTS — 91.1%

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES — 17.8%
Collateralized Loan Obligations — 15.3%
ACIS CLO Ltd. (Cayman Islands),
Series 2014-4A, Class ACOM, 144A
1.764%(c)	05/01/26	5,850	$5,760,495
Series 2014-4A, Class C, 144A
2.828%(c)	05/01/26	350	332,605
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2014-4A, Class A1A, 144A
1.732%(c)	07/28/26	8,750	8,713,134
Series 2014-4A, Class A2, 144A
2.439%(c)	07/28/26	1,900	1,885,049
Covenant Credit Partners LLC (Cayman Islands),
Series 2014-1A, Class C, CLO, 144A
3.154%(c)	07/20/26	650	631,717
Cutwater 2014-I Ltd. (Cayman Islands),
Series 2015-1A, Class A2, 144A
1.900%(c)	07/15/27	5,850	5,806,728
Cutwater Ltd. (Cayman Islands),
Series 2014-1A, Class A1B, 144A
1.635%(c)	07/15/26	6,100	6,034,811
Series 2014-1A, Class A2, 144A
2.425%(c)	07/15/26	950	922,693
Series 2014-1A, Class B, 144A
3.125%(c)	07/15/26	700	677,766
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2015-DNA1, Class M3
3.485%(c)	10/25/27	440	432,588
Halcyon Loan Advisors Funding 2015-2 Ltd. (Cayman Islands),
Series 2015-2A, Class A, 144A
1.800%(c)	07/25/27	4,000	3,959,389
Hildene CLO II Ltd. (Cayman Islands),
Series 2014-2A, Class A, 144A
1.725%(c)	07/19/26	10,000	9,944,651
Series 2014-2A, Class B1, 144A
2.475%(c)	07/19/26	2,150	2,115,288
MidOcean Credit CLO lll (Cayman Islands),
Series 2014-3A, Class A, 144A
1.736%(c)	07/21/26	7,750	7,710,370
Monroe Capital BSL CLO 2015-1 Ltd. (Cayman Islands),
Series 2015-1A, Class ACOM, 144A
Zero(s)	05/22/27	5,900	5,815,630
Series 2015-1A, Class B, 144A
2.200%(c)	05/22/27	350	348,602
Series 2015-1A, Class C1, 144A
3.000%(c)	05/22/27	400	396,652
Neuberger Berman CLO XVll Ltd. (Cayman Islands),
Series 2014-17A, Class C, 144A
3.039%(c)	08/04/25	250	240,961
Ocean Trails CLO IV (Cayman Islands),
Series 2013-4A, Class A, 144A
1.577%(c)	08/13/25	7,550	7,505,019
OFSI Fund VI Ltd. (Cayman Islands),
Series 2014-6A, Class ACOM, 144A
1.457%(c)	03/20/25	2,700	2,630,340

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (continued)
OFSI Fund VII Ltd. (Cayman Islands),
Series 2014-7A, Class ACOM, 144A
1.872%(c)	10/18/26	4,550	$4,483,570
Series 2014-7A, Class C, 144A
3.345%(c)	10/18/26	600	584,501
Parallel CLO Ltd.,
2015-1A, Class A(g)
1.736%	07/20/27	2,950	2,942,330
2015-1A, Class B(g)
2.336%	07/20/27	600	594,240
Regatta IV Funding Ltd. (Cayman Islands),
Series 2014-1A, Class ACOM, 144A
1.787%(c)	07/25/26	9,050	8,944,115
Series 2014-1A, Class C, 144A
3.227%(c)	07/25/26	600	584,331
Silvermore CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A1, 144A
1.707%(c)	05/15/26	2,450	2,433,858
Series 2014-1A, Class A2, 144A
2.324%(c)	05/15/26	1,300	1,287,176
Skopos Auto Receivables Trust 2015-1,
Series 2015-1A, Class A, 144A
3.100%(c)	12/15/23	319	318,959
Sound Point CLO VI Ltd. (Cayman Islands),
Series 2014-2A, Class ACOM, 144A
1.725%(c)	10/20/26	6,100	6,032,290
Trinitas CLO II Ltd. (Cayman Islands),
Series 2014-2A, Class ACOM, 144A
1.651%(c)	07/15/26	9,300	9,126,090
Wasatch Ltd. (Cayman Islands),
Series 2006-1A, Class A1B, 144A
0.515%(c)	11/14/22	4,901	4,727,263
Z Capital Credit Partners CLO 2015-1 Ltd. (Cayman Islands),
Series 2015-1A, Class ACOM, 144A(g)
1.720%(c)	07/16/27	4,300	4,228,346

			118,151,557

Non-Residential Mortgage-Backed Securities — 1.4%
ARES XII CLO Ltd. (Cayman Islands),
Series 2007-12A, Class A, 144A
0.892%	11/25/20	3,913	3,888,874
SPS Servicer Advance Receivables Trust,
Series 2015-T1, Class A, 144A
2.530%	06/15/45	5,450	5,449,977
VOLT XXV LLC,
Series 2015-NPL8, Class A1, 144A
3.500%	06/26/45	1,690	1,688,141

			11,026,992

Residential Mortgage-Backed Securities — 1.1%
Bayview Opportunity Master Fund IIIb RPL Trust 2015-3,
Series 2015-3, Class A1, 144A
3.623%	04/28/30	496	496,632
Credit-Based Asset Servicing and Securitization LLC,
Series 2005-CB8, Class AF2
4.162%(c)	12/25/35	590	584,473
Series 2005-CB8, Class AF3
4.162%(c)	12/25/35	700	661,186

SEE NOTES TO FINANCIAL STATEMENTS.

A22

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (continued)
Lehman XS Trust,
Series 2007-3, Class 1BA2
0.896%(c)	03/25/37	2,215		$1,661,188
Morgan Stanley Mortgage Loan Trust,
Series 2006-16AX, Class 1A
0.355%(c)	11/25/36	6,245		2,672,003
Saxon Asset Securities Trust,
Series 2005-3, Class M2
0.661%(c)	11/25/35	2,500		2,127,958
Tricon American Homes 2015-SFR1 Trust,
Series 2015-SFR1, Class D, 144A
2.380%(c)	05/17/32	100		97,107
Series 2015-SFR1, Class E, 144A
3.180%(c)	05/17/32	130		125,470

				8,426,017

TOTAL ASSET-BACKED SECURITIES (cost $137,848,318)				137,604,566

BANK LOANS(c) — 5.2%
Aerospace & Defense
Transdigm, Inc.,
Tranche Term Loan D
3.750%	06/04/21	372		368,617

Airlines
Delta Air Lines,
2014 Term B-1 Loan
3.250%	10/18/18	138		137,389

Commercial Services & Supplies — 0.2%
ADS Waste Holdings,
Initial Tranche Term Loan B-2
3.750%	10/09/19	1,205		1,189,236

Diversified Consumer Services
Bright Horizons Family Solutions LLC,
Term Loan B
4.250%	01/30/20	—	(r)	458

Diversified Telecommunication Services — 0.1%
Intelsat Jackson Holdings SA,
Tranche Term Loan B-2
3.750%	06/30/19	615		609,748

Electronic Equipment, Instruments & Components — 0.3%
EnergySolutions LLC,
Term Advance(g)
6.750%	05/29/20	1,313		1,315,193
Ttm Technologies,
Term Loan B
6.000%	05/01/25	975		957,937

				2,273,130

Food Products — 0.6%
Diamond Foods, Inc.,
Term Loan B
4.250%	08/20/18	549		547,585
Shearer’s Foods LLC,
Term Loan (Second Lien)(g)
7.750%	06/30/22	500		493,750

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Food Products (continued)
US Foods, Inc.,
Incremental Term Loan
4.500%	03/31/19	3,408	$3,411,165

			4,452,500

Health Care Providers & Services — 0.4%
American Renal Holdings, Inc.,
Initial Term Loan (Second Lien)(g)
8.500%	03/20/20	575	572,844
Term Loan B (First Lien)
4.500%	08/20/19	424	423,367
HCA, Inc.,
Tranche Term Loan B-4
3.025%	05/01/18	1	1,302
U.S. Renal Care,
Term Loan (Second Lien)(g)
10.250%	01/03/20	2,000	2,015,000

			3,012,513

Healthcare Providers & Services — 0.5%
Endo Luxembourg Finance Co.,
Term Loan
3.250%	06/11/16	2,800	2,796,500
Term Loan B
3.250%	06/24/22	1,000	998,750
Sterigenics-Nordio,
Initial Term Loan
4.250%	05/15/22	375	375,000

			4,170,250

Hotels, Restaurants & Leisure — 0.1%
Sabre GIBL, Inc.,
Term Loan B
4.000%	02/19/19	696	694,834
Seminole Hardrock Entertainment, Inc.,
Term Loan
3.500%	05/14/20	373	371,541

			1,066,375

Independent Power & Renewable Electricity Producers — 0.2%
Ep Energy LLC,
Tranche Term Loan B-3
3.500%	05/24/18	400	396,300
Murray Energy Corp.,
Term Loan B-1
7.500%	04/16/20	1,100	1,017,041

			1,413,341

IT Services — 0.1%
First Data Corp.,
2017 Term Loan (Second New Dollar)
3.687%	03/24/17	725	722,847

Life Science Tools & Services
Ortho-Clinical Diagnostics Holdings 06 30 21,
Initial Term Loan
4.750%	06/30/21	50	48,800

SEE NOTES TO FINANCIAL STATEMENTS.

A23

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Media — 1.0%
Checkout Holdings Corp.,
Initial Loan (Second Lien)
7.750%	04/11/22	1,000	$733,500
Term Loan B (First Lien)
4.500%	04/09/21	3,355	2,952,131
Getty Images, Inc.,
Initial Term Loan
4.750%	10/18/19	4,807	3,551,117
WMG Acquisitions,
Tranche Refinancing Term Loan B
3.750%	07/01/20	398	391,571

			7,628,319

Metals & Mining — 0.1%
Atkore International, Inc.,
Initial Term Loan (Second Lien)
7.750%	09/27/21	805	752,675

Multiline Retail
Burlington Coat Factory Warehouse Corp.,
Term Loan B-3
4.250%	08/13/21	84	83,484
Neiman Marcus Group, Inc. (The),
Other Term Loan
4.250%	10/25/20	323	321,141

			404,625

Oil, Gas & Consumable Fuels — 0.9%
American Energy-Marcellus LLC,
Initial Loan (First Lien)
5.250%	08/04/20	925	713,989
Initial Loan (Second Lien)(g)
8.500%	08/04/21	275	147,584
Magnum Hunter Resources Corp.,
2nd Lien Term Loan(g)
8.500%	10/20/19	2,978	2,970,987
MEG Energy Corp.,
Incremental Term Loan
3.750%	03/31/20	2,985	2,920,583

			6,753,143

Software — 0.3%
BMC Software Finance, Inc.,
Initial US Term Loan
5.000%	09/10/20	1,842	1,730,162
Renaissance Learning, Inc.,
Initial Term Loan (Second Lien)
8.000%	04/11/22	50	49,167
SS&C European Holdings,
Initial Term Loan
— %(p)	06/29/22	110	110,268
SS&C Technologies,
Term Loan
— %(p)	06/29/22	490	489,482

			2,379,079

Technology Hardware, Storage & Peripherals — 0.2%
Sedgwick Claims Management Services, Inc.,
Initial Loan (Second Lien)
6.750%	02/28/22	575	563,322

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Technology Hardware, Storage & Peripherals (continued)
Initial Term Loan (First Lien)
3.750%	03/01/21	497	$488,775
Term Loan (Second Lien)
6.750%	02/28/22	225	220,430

			1,272,527

Textiles, Apparel & Luxury Goods — 0.2%
True Religion Apparel, Inc.,
Initial Term Loan (First Lien)
5.875%	07/30/19	2,546	1,591,106

Trading Companies & Distributors
HD Supply, Inc.,
Term Loan
4.000%	06/28/18	217	216,268

TOTAL BANK LOANS (cost $41,766,312)			40,462,946

COMMERCIAL MORTGAGE-BACKED SECURITIES — 6.4%
BAMLL Commercial Mortgage Securities Trust,
Series 2014-ICTS, Class E, 144A
3.136%(c)	06/15/28	600	597,196
Citigroup Commercial Mortgage Trust,
Series 2014-388G, Class E, 144A
2.536%(c)	06/15/33	900	893,199
Series 2015-SSHP, Class D, 144A
3.175%(c)	09/15/17	300	299,912
Series 2015-SSHP, Class E, 144A
3.175%(c)	09/15/17	400	399,311
COMM Mortgage Trust,
Series 2015-CR23, Class CMD, 144A(g)
3.807%	05/10/48	800	756,217
Commercial Mortgage Pass-Through Certificates,
Series 2014-KYO, Class F, 144A
3.682%(c)	06/11/27	450	450,424
Commercial Mortgage Trust,
Series 2015-SMRT, Class E, 144A
3.912%(c)	04/10/28	450	436,516
Credit Suisse Mortgage Trust Credit Suisse Mortgage Trust,
Series 2014-USA, Class E, 144A
4.373%	09/15/37	1,000	918,704
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-OA3, Class A1
0.327%(c)	07/25/47	2,013	1,626,359
Fannie Mae REMICS,
Series 2015-20, Class ES(g)
5.963%(c)	04/25/45	980	253,026
Series 2015-22, Class DS(g)
6.013%(c)	04/25/45	984	244,749
Series 2015-34, Class LS
5.913%(c)	06/25/45	1,978	392,287
FHLMC Multifamily Structured Pass-Through Certificates,
Series K020, Class A2
2.373%	05/25/22	17,200	17,149,449
Series K029, Class A2
3.320%	02/25/23	16,800	17,600,906
Freddie Mac REMICS,
Series 4431, Class ST(g)
5.913%(c)	01/15/45	1,965	457,493

SEE NOTES TO FINANCIAL STATEMENTS.

A24

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 4468, Class SY
5.913%(c)	05/15/45		994	$202,573
FREMF Mortgage Trust,
Series 2014-K40, Class C
4.072%(c)	11/25/47		200	198,703
Series 2014-K41, Class B
3.830%(c)	10/25/24		550	543,954
Government National Mortgage Association,
Series 2013-113, Class SA(g)
6.513%(c)	08/20/43		1,967	385,231
GRACE Mortgage Trust,
Series 2014-GRCE, Class F, 144A
3.590%(c)	06/10/28		800	761,144
HILT Mortgage Trust,
Series 2014-ORL, Class E, 144A
3.436%(c)	07/15/29		550	545,113
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2014-CBM, Class E, 144A
4.036%(c)	10/15/29		700	692,144
Series 2014-FBLU, Class E, 144A
3.682%(c)	12/15/28		800	799,619
Magnolia Finance XI Ltd. (Ireland),
Series 2015-1HWA, Class A, 144A(g)
2.790%(c)	04/20/20	EUR	1,985	2,191,322
Morgan Stanley Capital I Trust,
Series 2014-CPT, Class F, 144A
3.446%(c)	07/13/29		910	859,430

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $48,893,729)				49,654,981

CORPORATE BONDS — 19.3%
Airlines — 0.1%
Air Canada (Canada),
Sr. Sec’d. Notes, 144A
6.750%	10/01/19		540	572,400

Banks — 4.1%
ABN AMRO Bank NV (Netherlands),
Jr. Sub. Notes
4.310%(c)	03/29/49	EUR	6,419	7,209,907
Bank of America Corp.,
Jr. Sub. Notes
5.125%(c)	12/29/49		925	906,269
Bank Of America Corp.,
Jr. Sub. Notes
6.100%(c)	12/31/49		750	740,625
Bank of America Corp.,
Jr. Sub. Notes
6.250%(c)	09/29/49		1,175	1,169,865
Citigroup, Inc.,
Jr. Sub. Notes
5.875%(c)	12/29/49		1,425	1,428,135
6.300%(c)	12/29/49		375	366,094
Credit Agricole SA (France),
Jr. Sub. Notes
5.000%(c)	06/29/49	GBP	1,000	1,618,220
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Banks (continued)
5.000%	04/15/39	GBP	500	$1,062,473
Sr. Unsec’d. Notes, MTN
3.875%	06/08/37	GBP	1,000	1,824,191
Intesa Sanpaolo SpA (Italy),
Sub. Notes, 144A
5.017%	06/26/24		2,800	2,720,323
Sub. Notes, MTN
6.625%	09/13/23	EUR	200	264,889
JPMorgan Chase & Co.,
Jr. Sub. Notes
5.300%(c)	12/29/49		1,800	1,786,680
Lloyds Bank PLC (United Kingdom),
Sub. Notes, MTN
9.875%(c)	12/16/21		900	995,175
PNC Preferred Funding Trust II,
Jr. Sub. Notes, 144A
1.508%(c)	03/29/49		3,700	3,330,000
Royal Bank of Scotland PLC (The) (United Kingdom),
Sub. Notes, MTN
10.500%(c)	03/16/22	EUR	1,750	2,231,629
Sub. Notes, RegS
9.500%(c)	03/16/22		3,545	3,910,628

				31,565,103

Capital Markets — 0.6%
Credit Suisse Group AG (Switzerland),
Jr. Sub. Notes, 144A
6.250%(c)	12/29/49		1,450	1,390,187
Morgan Stanley,
Jr. Sub. Notes
5.550%(c)	12/29/49		1,525	1,513,944
Sr. Unsec’d. Notes
4.300%	01/27/45		875	817,597
Sr. Unsec’d. Notes, MTN
3.700%	10/23/24		1,000	995,951

				4,717,679

Communications Equipment — 0.3%
Apple, Inc.,
Sr. Unsec’d. Notes
3.200%	05/13/25		1,200	1,193,795
4.375%	05/13/45		875	862,265

				2,056,060

Computer Services & Software — 0.1%
First Data Corp.,
Gtd. Notes
11.250%	01/15/21		550	610,500

Containers & Packaging — 1.5%
Ardagh Packaging Finance PLC (Ireland),
Gtd. Notes, 144A
9.125%	10/15/20		3,341	3,524,755
Gtd. Notes, RegS
9.250%	10/15/20	EUR	1,050	1,240,830
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Gtd. Notes, 144A
9.125%	10/15/20		1,125	1,181,250
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II (New Zealand),

SEE NOTES TO FINANCIAL STATEMENTS.

A25

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Containers & Packaging (continued)
Gtd. Notes, 144A
5.625%	12/15/16		1,254	$1,251,649
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (New Zealand),
Gtd. Notes
9.000%	04/15/19		354	365,947
9.875%	08/15/19		3,655	3,837,750

				11,402,181

Distribution/Wholesale — 0.1%
HD Supply, Inc.,
Sec’d. Notes
11.000%	04/15/20		450	500,805

Diversified Financial Services
General Electric Capital Corp.,
Gtd. Notes, MTN
8.500%	04/06/18	MXN	5,000	349,038

Diversified Telecommunication Services — 2.0%
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
7.250%	04/01/19		5,794	5,880,910
7.250%	10/15/20		1,250	1,235,937
Intelsat Luxembourg SA (Luxembourg),
Gtd. Notes
8.125%	06/01/23		1,500	1,245,000
Level 3 Financing, Inc.,
Gtd. Notes
8.625%	07/15/20		1,212	1,295,264
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
3.500%	11/01/24		1,450	1,410,356
4.862%	08/21/46		1,075	1,006,110
5.150%	09/15/23		1,800	1,970,714
Sr. Unsec’d. Notes, 144A(g)
4.672%	03/15/55		1,271	1,105,712

				15,150,003

Energy Equipment & Services — 0.2%
Seadrill Ltd. (Norway),
Sr. Unsec’d. Notes, 144A(g)
6.125%	09/15/17		1,700	1,491,750
6.625%	09/15/20		200	156,000

				1,647,750

Exploration & Production — 0.1%
Antero Resources Finance Corp.,
Gtd. Notes
5.375%	11/01/21		1,075	1,032,000
6.000%	12/01/20		50	50,250

				1,082,250

Food & Staples Retailing — 0.8%
BI-LO LLC/BI-LO Finance Corp.,
Sr. Unsec’d. Notes, PIK, 144A(g)
8.625%	09/15/18		450	416,250
Rite Aid Corp.,
Gtd. Notes
9.250%	03/15/20		1,000	1,083,750
Sr. Sec’d. Notes
8.000%	08/15/20		1,025	1,068,563

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Food & Staples Retailing (continued)
Sysco Corp.,
Gtd. Notes
4.500%	10/02/44	1,375	$1,388,750
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
4.500%	11/18/34	725	681,743
4.800%	11/18/44	1,925	1,811,417

			6,450,473

Food Products — 0.4%
Bumble Bee Holdings, Inc. (Luxembourg),
Sr. Sec’d. Notes, 144A
9.000%	12/15/17	1,516	1,589,905
Kraft Heinz Foods Co.,
Gtd. Notes, 144A
5.000%	07/15/35	650	657,813
5.200%	07/15/45	1,000	1,024,821

			3,272,539

Foods — 0.1%
Bumble Bee Holdco SCA,
Sr. Unsec’d. Notes, PIK, 144A
9.625%	03/15/18	350	359,625

Health Care Providers & Services — 0.9%
CHS/Community Health Systems, Inc.,
Gtd. Notes
8.000%	11/15/19	5,500	5,795,625
Sr. Sec’d. Notes
5.125%	08/15/18	975	999,375
HCA, Inc.,
Gtd. Notes
6.500%	02/15/16	100	103,062

			6,898,062

Hotels, Restaurants & Leisure — 0.2%
MGM Resorts International,
Gtd. Notes
6.625%	07/15/15	500	499,925
7.500%	06/01/16	100	104,250
10.000%	11/01/16	950	1,035,500

			1,639,675

Industrial Conglomerates — 0.3%
CITIC Ltd. (China),
Sr. Unsec’d. Notes, RegS
6.800%	01/17/23	2,180	2,520,298

Information Technology Services — 0.3%
First Data Corp.,
Gtd. Notes
12.625%	01/15/21	1,750	2,021,250

Insurance — 0.3%
Chubb Corp. (The),
Jr. Sub. Notes
6.375%(c)	03/29/67	650	681,850
MetLife, Inc.,
Sr. Unsec’d. Notes
3.000%	03/01/25	575	550,172
4.050%	03/01/45	225	206,660
Scottish Widows PLC (United Kingdom),

SEE NOTES TO FINANCIAL STATEMENTS.

A26

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Insurance (continued)
Jr. Sub. Notes
5.125%(c)	09/29/49	GBP	350	$549,934

				1,988,616

Internet & Catalog Retail — 0.2%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
4.950%	12/05/44		1,750	1,705,365

IT Services — 0.6%
First Data Corp.,
Sr. Sec’d. Notes, 144A
7.375%	06/15/19		1,950	2,027,025
8.875%	08/15/20		2,485	2,612,356

				4,639,381

Machinery — 0.1%
HD Supply, Inc.,
Gtd. Notes
11.500%	07/15/20		900	1,039,500

Media — 1.4%
21st Century Fox America, Inc.,
Gtd. Notes
3.700%	09/15/24		750	755,600
4.750%	09/15/44		975	953,328
6.150%	02/15/41		75	87,094
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes
7.000%	01/15/19		138	143,347
Comcast Corp.,
Gtd. Notes
4.650%	07/15/42		1,350	1,353,415
DISH DBS Corp.,
Gtd. Notes
7.125%	02/01/16		500	513,125
Getty Images, Inc.,
Sr. Unsec’d. Notes, 144A(g)
7.000%	10/15/20		768	349,440
NBCuniversal Media LLC,
Gtd. Notes
4.450%	01/15/43		450	432,493
Time Warner Cable, Inc.,
Gtd. Notes
5.850%	05/01/17		775	827,598
Univision Communications, Inc.,
Gtd. Notes, 144A
8.500%	05/15/21		5,416	5,700,340

				11,115,780

Medical Supplies & Equipment — 0.2%
Crimson Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A(g)
6.625%	05/15/22		1,500	1,316,250

Oil & Gas
Petroleos de Venezuela SA (Venezuela),
Gtd. Notes
9.000%	11/17/21		630	256,725

Oil, Gas & Consumable Fuels — 1.3%
Antero Resources Corp.,

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Gtd. Notes, 144A
5.625%	06/01/23	1,125	$1,087,031
Comstock Resources, Inc.,
Sr. Sec’d. Notes, 144A
10.000%	03/15/20	1,575	1,420,776
Halcon Resources Corp.,
Gtd. Notes
8.875%	05/15/21	1,934	1,271,605
9.250%	02/15/22	1,469	951,177
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
6.375%	01/30/23	1,705	1,577,125
Petroleos de Venezuela SA (Venezuela),
Gtd. Notes
5.375%	04/12/27	580	198,650
Gtd. Notes, RegS
5.500%	04/12/37	120	41,160
6.000%	05/16/24	1,710	607,050
6.000%	11/15/26	1,360	479,400
Sabine Pass LNG LP,
Sr. Sec’d. Notes
7.500%	11/30/16	2,225	2,341,835

			9,975,809

Packaging — 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
Gtd. Notes
8.500%	05/15/18	1,000	1,020,000

Pharmaceuticals — 0.6%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.500%	05/14/20	225	222,692
3.600%	05/14/25	300	296,519
Actavis Funding SCS (LX),
Gtd. Notes
4.750%	03/15/45	825	785,445
Par Pharmaceutical Cos., Inc.,
Gtd. Notes
7.375%	10/15/20	3,450	3,682,875

			4,987,531

Real Estate Investment Trusts (REITs) — 0.1%
Trust F/1401 (Mexico),
Sr. Unsec’d. Notes, RegS
6.950%	01/30/44	670	721,087

Retail — 0.2%
US Foods, Inc.,
Gtd. Notes
8.500%	06/30/19	1,800	1,876,500

Semiconductors & Semiconductor Equipment — 0.2%
QUALCOMM, Inc.,
Sr. Unsec’d. Notes
3.450%	05/20/25	1,550	1,510,447

Software — 0.3%
Microsoft Corp.,
Sr. Unsec’d. Notes
3.750%	02/12/45	2,200	1,983,610

SEE NOTES TO FINANCIAL STATEMENTS.

A27

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Technology Hardware, Storage & Peripherals
Apple, Inc.,
Sr. Unsec’d. Notes
3.450%	02/09/45		350	$296,633

Telecommunications — 0.5%
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
7.500%	04/01/21		225	222,469
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28		1,050	903,000
Sprint Communications, Inc.,
Sr. Unsec’d. Notes
6.000%	12/01/16		2,753	2,828,708

				3,954,177

Water — 0.1%
RWE AG (Georgia),
Jr. Sub. Notes
7.000%(c)	10/12/72		550	576,246

Wireless Telecommunication Services — 1.0%
America Movil SAB de CV (Mexico),
Sr. Unsec’d. Notes
6.000%	06/09/19	MXN	8,510	542,030
AT&T, Inc.,
Sr. Unsec’d. Notes
3.400%	05/15/25		700	667,596
4.800%	06/15/44		925	861,637
Softbank Corp. (Japan),
Gtd. Notes, 144A
4.500%	04/15/20		2,875	2,885,781
Sprint Communications, Inc.,
Gtd. Notes, 144A
9.000%	11/15/18		150	169,389
Sr. Unsec’d. Notes
7.000%	08/15/20		625	620,313
Sprint Corp.,
Gtd. Notes
7.125%	06/15/24		500	463,800
7.875%	09/15/23		1,150	1,121,595

				7,332,141

TOTAL CORPORATE BONDS (cost $156,204,055)				149,111,489

FOREIGN GOVERNMENT BONDS — 16.7%
Brazil Notas do Tesouro Nacional (Brazil),
Notes
6.000%	08/15/50	BRL	9,463	8,051,065
Bundesrepublik Deutschland (Georgia),
Bonds
0.500%	02/15/25	EUR	20,600	22,388,588
1.000%	08/15/24	EUR	9,450	10,794,606
1.500%	02/15/23	EUR	9,090	10,898,008
Costa Rica Government International Bond (Costa Rica),
Sr. Unsec’d. Notes
7.158%	03/12/45		810	789,750
Sr. Unsec’d. Notes, RegS
7.000%	04/04/44		400	387,000

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes
3.000%	03/11/25	EUR	380	$381,279
3.875%	05/30/22	EUR	870	968,903
Sr. Unsec’d. Notes, RegS
5.500%	04/04/23		370	380,408
6.625%	07/14/20		520	568,667
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
5.500%	01/27/25		1,850	1,854,625
5.500%	01/27/25		290	290,725
5.875%	04/18/24		110	114,125
6.850%	01/27/45		440	448,800
7.450%	04/30/44		1,750	1,911,875
7.450%	04/30/44		340	371,450
European Financial Stability Facility (Supranational Bank),
Gov’t. Gtd. Notes, MTN
0.750%	06/05/17	EUR	17,000	19,232,716
European Stability Mechanism (Supranational Bank),
Sr. Unsec’d. Notes, MTN
Zero	10/17/17	EUR	7,000	7,809,895
Italy Buoni Poliennali Del Tesoro (Italy),
Bonds
5.000%	03/01/25	EUR	3,500	4,782,909
5.500%	11/01/22	EUR	8,400	11,592,839
Sr. Unsec’d. Notes
3.750%	05/01/21	EUR	5,800	7,262,590
Mexican Bonos (Mexico),
Bonds
7.750%	12/14/17	MXN	44,588	3,063,180
Mexican Udibonos (Mexico),
Bonds, TIPS
5.000%	06/16/16	MXN	6,175	2,171,187
Spain Government Bond (Spain),
Sr. Unsec’d. Notes
4.400%	10/31/23	EUR	1,840	2,410,351
4.800%	01/31/24	EUR	60	80,830
Spanish Government (Spain),
Sr. Unsec’d. Notes
5.500%	04/30/21	EUR	5,400	7,355,482
Venezuela Government International (Venezuela),
Sr. Unsec’d. Notes
9.250%	09/15/27		250	105,625
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes
7.650%	04/21/25		180	65,700
9.375%	01/13/34		300	117,000
11.950%	08/05/31		660	282,150
Sr. Unsec’d. Notes, RegS
6.000%	12/09/20		510	188,700
7.000%	03/31/38		280	98,000
8.250%	10/13/24		2,760	1,028,100
9.000%	05/07/23		350	135,625
9.250%	05/07/28		1,080	413,100
11.750%	10/21/26		400	172,000

TOTAL FOREIGN GOVERNMENT BONDS (cost $134,577,619)				128,967,853

SEE NOTES TO FINANCIAL STATEMENTS.

A28

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
MUNICIPAL BONDS — 1.8%
Puerto Rico
Commonwealth of Puerto Rico (Puerto Rico),
General Obligation Unlimited
5.000%	07/01/34		15	$9,094
5.000%	07/01/41		120	71,698
5.125%	07/01/31		75	45,937
5.125%	07/01/37		15	9,075
5.250%	07/01/27		25	15,499
5.250%	07/01/37		235	142,758
5.500%	07/01/26		15	9,525
5.500%	07/01/32		45	28,070
5.500%	07/01/39		110	67,102
5.625%	07/01/32		35	21,525
5.750%	07/01/28		320	203,206
5.750%	07/01/41		80	48,298
5.875%	07/01/36		40	24,450
6.000%	07/01/34		35	21,612
6.000%	07/01/39		2,490	1,518,850
6.000%	07/01/39		105	64,048
8.000%	07/01/35		8,395	5,687,696
Puerto Rico Commonwealth Aqueduct & Sewer Authority (Puerto Rico),
Revenue Bonds
5.000%	07/01/33		270	172,792
5.250%	07/01/42		425	266,143
5.750%	07/01/37		270	178,870
6.000%	07/01/38		95	62,938
6.000%	07/01/44		205	135,815
6.000%	07/01/47		75	49,688
Puerto Rico Sales Tax Financing Corp. (Puerto Rico),
Revenue Bonds
2.476%(s)	08/01/32		515	258,592
5.000%	08/01/43		530	247,801
5.250%	08/01/40		40	24,803
5.250%	08/01/41		3,285	1,560,408
5.250%	08/01/43		175	83,129
5.375%	08/01/38		170	82,255
5.375%	08/01/39		485	234,061
5.500%	08/01/28		485	251,380
5.500%	08/01/37		220	107,822
5.500%	08/01/42		2,075	1,001,395
5.750%	08/01/37		340	170,034
6.000%	08/01/42		1,605	816,592
6.500%	08/01/44		20	10,280
8.020%(s)	08/01/37		190	19,209
8.020%(s)	08/01/38		150	13,821
8.050%(s)	08/01/35		70	8,544

TOTAL MUNICIPAL BONDS (cost $18,371,539)				13,744,815

RESIDENTIAL MORTGAGE-BACKED
SECURITIES — 4.2%
Aire Valley Mortgages PLC (United Kingdom),
Series 2006-1X, Class 2A1
0.286%(c)	09/20/66	EUR	1,528	1,655,311
Alternative Loan Trust,
Series 2006-HY11, Class A1
0.305%(c)	06/25/36		2,083	1,822,978
BCAP LLC Trust,
Series 2007-AA1, Class 2A1
0.365%(c)	03/25/37		2,371	2,023,070

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED
SECURITIES (continued)
CHL Mortgage Pass-Through Trust,
Series 2006-OA5, Class 1A1
0.385%(c)	04/25/46		2,055	$1,725,403
Fannie Mae Connecticut Avenue Securities,
Series 2014-C03, Class 1M1
1.385%(c)	07/25/24		638	637,642
Series 2015-C01, Class 2M1
1.685%(c)	02/25/25		137	136,663
Freddie Mac REMICS,
Series 3753, Class SK, IO(g)
5.863%(c)	11/15/38		732	94,766
Freddie Mac Strips,
Series 329, Class C1, IO(g)
4.000%	12/15/41		9,969	2,144,321
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2015-HQ1, Class M3
3.985%(c)	03/25/25		500	492,851
Government National Mortgage Assoc.,
Series 2010-9, Class XD, IO(g)
6.413%(c)	01/16/40		4,214	772,608
Series 2010-9, Class YD, IO(g)
6.613%(c)	01/16/40		1,649	337,345
Series 2010-37, Class SG, IO(g)
5.512%(c)	03/20/40		773	136,124
Series 2011-50, Class PS, IO(g)
5.912%(c)	02/20/41		2,462	407,351
Series 2013-152, Class TS, IO(g)
5.913%(c)	06/20/43		5,908	966,717
Series 2014-56, Class ST, IO(g)
5.913%(c)	12/16/39		3,614	621,490
Series 2014-96, Class SE, IO(g)
5.412%(c)	07/20/44		1,587	235,693
Impac Secured Assets Trust,
Series 2007-1, Class A2
0.345%(c)	03/25/37		2,178	1,729,478
Lehman XS Trust,
Series 2005-7N, Class 1A1A
0.455%(c)	12/25/35		2,280	1,993,208
LSTAR Securities Investment Trust,
Series 2014-2, Class A, 144A
2.180%(c)	12/01/21		691	686,386
Series 2015-3, Class A, 144A
2.177%(c)	03/01/20		519	516,784
Paragon Mortgages No 13 PLC (United Kingdom),
Series 13X, Class A2B
0.251%(c)	01/15/39	EUR	2,852	2,976,687
Paragon Mortgages No 15 PLC (United Kingdom),
Series 15X, Class A2B
0.267%(c)	12/15/39	EUR	1,469	1,533,685
Residential Accredit Loans, Inc.,
Series 2007-QO4, Class A1A
0.375%(c)	05/25/47		3,060	2,519,892
Series 2007-QS1, Class 2A5
6.000%	01/25/37		2,262	1,819,582
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2006-AR19, Class 1A
0.887%(c)	01/25/47		1,478	1,199,297
Series 2007-OA4, Class A1A

SEE NOTES TO FINANCIAL STATEMENTS.

A29

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
0.907%(c)	04/25/47	1,176	$861,094
Wells Fargo Alternative Loan Trust, Series 2007-PA2, Class 2A1
0.615%(c)	06/25/37	3,249	2,461,837

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $33,770,062)			32,508,263

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.2%
Federal National Mortgage Assoc.
6.000%	04/01/36-05/01/41	20,212	22,983,148
Freddie Mac REMICS
0.586%(c)	07/15/39	1,558	1,570,300

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $24,290,143)			24,553,448

U.S. TREASURY OBLIGATIONS — 15.8%
U.S. Treasury Inflation Indexed Bonds, TIPS
0.375%	07/15/23	4,900	4,999,292
0.625%	01/15/24	5,400	5,568,525
1.375%	02/15/44	2,700	2,925,830
2.125%	02/15/40	900	1,213,162
U.S. Treasury Notes
1.500%	05/31/20	18,500	18,398,824
2.000%	10/31/21-05/31/22	39,900	39,537,273
2.125%	06/30/22	3,600	3,615,188
2.250%	04/30/21	33,100	33,793,048
3.000%	05/15/45	12,720	12,465,600

TOTAL U.S. TREASURY OBLIGATIONS (cost $123,568,597)			122,516,742

		Shares
COMMON STOCK — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
Halcon Resources Corp.* (cost $1,074,562)		563,187	653,297

PREFERRED STOCKS — 0.6%
Capital Markets — 0.2%
Morgan Stanley, 6.375%		47,710	1,214,697

Diversified Financial Services — 0.4%
Citigroup Capital XIII, 7.875%		24,598	638,564
GMAC Capital Trust I, Series 2, 8.125%		99,427	2,583,113
TOTAL PREFERRED STOCKS (cost $4,482,908)			4,436,374

TOTAL LONG-TERM INVESTMENTS (cost $724,847,844)			704,214,774

Interest Rate	Maturity Date		Principal Amount 000#	Value (Note 2)
SHORT-TERM INVESTMENTS — 9.0%
FOREIGN TREASURY OBLIGATIONS(n) — 6.1%
Brazil Letras do Tesouro Nacional
12.159%(s)	01/01/16	BRL	2,953	$887,084
Mexico Cetes
3.050%	07/30/15	MXN	447,277	2,838,669
3.070%	07/23/15	MXN	1,230,790	7,815,817
3.070%	08/20/15	MXN	1,304,541	8,265,068
3.080%	08/06/15	MXN	699,318	4,435,724
3.090%	07/16/15	MXN	890,373	5,657,370
3.090%	08/27/15	MXN	247,008	1,563,850
3.110%	09/24/15	MXN	25,965	163,957
3.120%	09/10/15	MXN	546,974	3,458,454
3.130%	09/17/15	MXN	1,111,101	7,021,270
3.150%	07/02/15	MXN	137,911	877,288
3.190%	10/01/15	MXN	649,583	4,099,928

FOREIGN TREASURY OBLIGATIONS (cost $48,454,058)				47,084,479

			Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 1.7%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $13,637,750)(w)(Note 4)			13,637,750	13,637,750

Interest Rate	Maturity Date		Principal Amount (000)#
COMMERCIAL PAPER(n) — 0.8%
Barclays Capital Group(g) (cost $5,998,000)
1.038%	03/11/16		5,998	5,997,022

	Counterparty	Notional Amount (000)#
OPTIONS PURCHASED* — 0.4%
Call Options — 0.3%
Interest Rate Swap Options,
Receive a fixed rate of 1.47% and pay a floating rate based on 3 Month LIBOR, expiring 10/31/15	Deutsche Bank AG	123	61,479
Receive a fixed rate of 2.37% and pay a floating rate based on 3 Month LIBOR, expiring 02/17/16	Goldman Sachs & Co.	182	328,307
Receive a fixed rate of 2.51% and pay a floating rate based on 3 Month LIBOR, expiring 02/19/16	JPMorgan Chase	62	121,344

SEE NOTES TO FINANCIAL STATEMENTS.

A30

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

	Counterparty	Notional Amount (000)#	Value (Note 2)
OPTIONS PURCHASED* (continued)
Call Options (continued)
Receive a fixed rate of 2.75% and pay a floating rate based on 3 Month LIBOR, expiring 02/19/16	JPMorgan Chase	172	$348,766
Receive a fixed rate of 2.95% and pay a floating rate based on 3 Month LIBOR, expiring 02/19/16	JPMorgan Chase	176	239,665
Receive a fixed rate of 2.98% and pay a floating rate based on 3 Month LIBOR, expiring 02/19/16	JPMorgan Chase	174	226,236
Receive a fixed rate of 3.00% and pay a floating rate based on 3 Month LIBOR, expiring 02/19/16	JPMorgan Chase	79	97,532
Receive a fixed rate of 2.97% and pay a floating rate based on 3 Month LIBOR, expiring 02/22/16	JPMorgan Chase	153	202,844
Receive a fixed rate of 2.14% and pay a floating rate based on 3 Month LIBOR, expiring 02/23/16	Morgan Stanley	84	116,734
Receive a fixed rate of 2.31% and pay a floating rate based on 3 Month LIBOR, expiring 02/23/16	Morgan Stanley	84	130,297
Receive a fixed rate of 2.65% and pay a floating rate based on 3 Month LIBOR, expiring 02/23/16	JPMorgan Chase	16	7,195
Receive a fixed rate of 2.67% and pay a floating rate based on 3 Month LIBOR, expiring 02/23/16	JPMorgan Chase	160	69,574
Receive a fixed rate of 2.04% and pay a floating rate based on 3 Month LIBOR, expiring 02/24/16	Morgan Stanley	188	216,073

			2,166,046

Put Options — 0.1%
Interest Rate Swap Options,
Pay a fixed rate of 2.37% and receive a floating rate based on 3 Month LIBOR, expiring 02/17/16 & Co.	Goldman Sachs	182	319,459
Pay a fixed rate of 2.51% and receive a floating rate based on 3 Month LIBOR, expiring 02/19/16	JPMorgan Chase	62	192,507

	Counterparty	Notional Amount (000)#	Value (Note 2)
OPTIONS PURCHASED* (continued)
Put Options (continued)
Pay a fixed rate of 2.14% and receive a floating rate based on 3 Month LIBOR, expiring 02/23/16	Morgan Stanley	84	$103,828
Pay a fixed rate of 2.31% and receive a floating rate based on 3 Month LIBOR, expiring 02/23/16	Morgan Stanley	84	175,223
Pay a fixed rate of 2.04% and receive a floating rate based on 3 Month LIBOR, expiring 02/24/16	Morgan Stanley	188	277,835

			1,068,852

TOTAL OPTIONS PURCHASED (cost $4,255,897)			3,234,898

TOTAL SHORT-TERM INVESTMENTS (cost $72,345,705)			69,954,149

TOTAL INVESTMENTS — 100.1% (cost $797,193,549)			774,168,923
LIABILITIES IN EXCESS OF OTHER ASSETS(x) — (0.1)%			(981,157)

NET ASSETS — 100.0%			$773,187,766

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2015.

(g)	Indicates a security that has been deemed illiquid.

(n)	Rate shown reflects yield to maturity at purchase date.

(p)	Interest rate not available as of June 30, 2015.

(r)	Less than $500 par.

(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A31

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Futures contracts open at June 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2015	Unrealized Appreciation (Depreciation)(1)
Long Positions:
80	2 Year U.S. Treasury Notes	Sep. 2015	$17,481,250	$17,515,000	$33,750
136	5 Year Euro-Bobl	Sep. 2015	19,567,549	19,646,904	79,355
22	30 Year U.S. Ultra Treasury Bonds	Sep. 2015	3,362,543	3,389,375	26,832
19	Euro-BTP Italian Government Bond	Sep. 2015	2,792,225	2,758,133	(34,092)

					105,845

Short Positions:
607	5 Year U.S. Treasury Notes	Sep. 2015	72,235,977	72,389,492	(153,515)
38	10 Year Euro-Bund	Sep. 2015	6,435,060	6,439,386	(4,326)
10	10 Year U.K. Gilt	Sep. 2015	1,833,684	1,818,396	15,288
396	10 Year U.S. Treasury Notes	Sep. 2015	49,883,128	49,964,062	(80,934)
172	20 Year U.S. Treasury Bonds	Sep. 2015	26,091,521	25,945,125	146,396
60	Euro Schatz DUA Index	Sep. 2015	7,438,292	7,443,310	(5,018)
87	Euro-OAT	Sep. 2015	14,227,263	14,206,437	20,826

					(61,283)

					$44,562

(1)	Cash of $1,221,556 has been segregated with Barclays Capital Group to cover requirements for open contracts at June 30, 2015.

Forward foreign currency exchange contracts open at June 30, 2015:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 07/13/15	Deutsche Bank AG	AUD	507	$388,334	$390,871	$2,537
Expiring 09/16/15	Citigroup Global Markets	AUD	3,247	2,530,140	2,494,402	(35,738)
Expiring 09/16/15	Standard Chartered PLC	AUD	1,660	1,274,183	1,275,241	1,058
Expiring 09/16/15	Westpac Banking Corp.	AUD	1,660	1,266,995	1,275,241	8,246
Brazilian Real,
Expiring 07/02/15	Hong Kong & Shanghai Bank	BRL	4,116	1,280,075	1,322,810	42,735
Expiring 07/02/15	Hong Kong & Shanghai Bank	BRL	3,996	1,275,000	1,284,123	9,123
Expiring 07/02/15	Morgan Stanley	BRL	4,078	1,280,000	1,310,510	30,510
Expiring 07/02/15	Morgan Stanley	BRL	3,662	1,163,918	1,176,847	12,929
Expiring 07/02/15	UBS AG	BRL	8,971	2,791,973	2,883,198	91,225
Expiring 07/02/15	UBS AG	BRL	1,435	443,988	461,269	17,281
Expiring 08/04/15	Hong Kong & Shanghai Bank	BRL	4,005	1,273,079	1,271,374	(1,705)
British Pound,
Expiring 07/15/15	Citigroup Global Markets	GBP	1,095	1,673,445	1,720,326	46,881
Expiring 07/15/15	Deutsche Bank AG	GBP	978	1,495,769	1,535,888	40,119
Expiring 07/15/15	JPMorgan Chase	GBP	10,484	16,143,054	16,471,134	328,080
Expiring 09/16/15	Citigroup Global Markets	GBP	800	1,270,841	1,256,282	(14,559)
Canadian Dollar,
Expiring 08/10/15	Westpac Banking Corp.	CAD	4,172	3,381,182	3,338,321	(42,861)
Expiring 09/16/15	RBC Dominion Securities	CAD	3,161	2,538,000	2,527,774	(10,226)
Chilean Peso,
Expiring 07/22/15	Deutsche Bank AG	CLP	804,409	1,273,000	1,255,664	(17,336)
Euro,
Expiring 08/07/15	Westpac Banking Corp.	EUR	903	1,009,407	1,007,246	(2,161)
Expiring 09/16/15	Barclays Capital Group	EUR	2,304	2,560,274	2,571,499	11,225
Expiring 09/16/15	Barclays Capital Group	EUR	2,272	2,553,492	2,535,784	(17,708)
Expiring 09/16/15	Deutsche Bank AG	EUR	2,942	3,282,942	3,283,756	814
Expiring 09/16/15	Deutsche Bank AG	EUR	1,141	1,275,724	1,273,473	(2,251)
Expiring 09/16/15	JPMorgan Chase	EUR	2,271	2,550,108	2,534,667	(15,441)
Expiring 09/16/15	RBC Dominion Securities	EUR	4,472	5,100,271	4,991,207	(109,064)
Expiring 09/16/15	State Street Bank	EUR	2,273	2,552,715	2,536,899	(15,816)
Expiring 09/16/15	UBS AG	EUR	4,472	5,071,964	4,991,208	(80,756)
Expiring 09/16/15	UBS AG	EUR	2,284	2,551,879	2,549,177	(2,702)

SEE NOTES TO FINANCIAL STATEMENTS.

A32

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Forward foreign currency exchange contracts open at June 30, 2015 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Euro (continued),
Expiring 09/16/15	UBS AG	EUR	771	$853,430	$860,191	$6,761
Hungarian Forint,
Expiring 09/16/15	Bank of America	HUF	867,895	3,083,107	3,063,467	(19,640)
Expiring 09/16/15	Citigroup Global Markets	HUF	898,422	3,243,080	3,171,223	(71,857)
Expiring 09/16/15	UBS AG	HUF	868,424	3,135,785	3,065,337	(70,448)
Indian Rupee,
Expiring 07/01/15	Deutsche Bank AG	INR	102,253	1,587,658	1,605,400	17,742
Expiring 07/01/15	Deutsche Bank AG	INR	7,501	116,740	117,760	1,020
Expiring 07/01/15	Morgan Stanley	INR	251,495	3,931,265	3,948,532	17,267
Expiring 07/29/15	Westpac Banking Corp.	INR	81,838	1,279,619	1,277,437	(2,182)
Expiring 07/31/15	Morgan Stanley	INR	113,894	1,782,800	1,777,095	(5,705)
Japanese Yen,
Expiring 07/27/15	JPMorgan Chase	JPY	257,209	2,062,620	2,102,355	39,735
Expiring 09/16/15	Deutsche Bank AG	JPY	626,353	5,099,000	5,123,305	24,305
Expiring 09/16/15	Standard Chartered PLC	JPY	316,892	2,552,000	2,592,045	40,045
Expiring 09/16/15	UBS AG	JPY	315,434	2,546,000	2,580,120	34,120
Expiring 09/16/15	UBS AG	JPY	315,409	2,553,831	2,579,915	26,084
Malaysian Ringgit,
Expiring 07/07/15	Standard Chartered PLC	MYR	4,758	1,281,000	1,260,356	(20,644)
Expiring 07/13/15	JPMorgan Chase	MYR	4,762	1,275,000	1,260,769	(14,231)
Expiring 07/13/15	Standard Chartered PLC	MYR	4,770	1,275,000	1,262,794	(12,206)
Expiring 07/31/15	Hong Kong & Shanghai Bank	MYR	4,849	1,274,000	1,281,789	7,789
Mexican Peso,
Expiring 09/17/15	Bank of America	MXN	72,653	4,667,144	4,596,347	(70,797)
Expiring 09/17/15	Deutsche Bank AG	MXN	40,594	2,559,000	2,568,115	9,115
Expiring 09/17/15	Deutsche Bank AG	MXN	39,290	2,570,442	2,485,625	(84,817)
Expiring 09/17/15	Hong Kong & Shanghai Bank	MXN	74,051	4,747,739	4,684,731	(63,008)
Expiring 09/17/15	Hong Kong & Shanghai Bank	MXN	68,952	4,374,299	4,362,185	(12,114)
Expiring 09/17/15	Hong Kong & Shanghai Bank	MXN	67,117	4,321,339	4,246,083	(75,256)
Expiring 09/17/15	JPMorgan Chase	MXN	67,398	4,337,228	4,263,890	(73,338)
Expiring 09/17/15	UBS AG	MXN	19,975	1,269,000	1,263,719	(5,281)
New Zealand Dollar,
Expiring 07/13/15	BNP Paribas	NZD	3,784	2,746,498	2,560,934	(185,564)
Expiring 09/16/15	Barclays Capital Group	NZD	1,830	1,264,069	1,231,732	(32,337)
Expiring 09/16/15	Westpac Banking Corp.	NZD	3,916	2,797,850	2,635,573	(162,277)
Expiring 09/16/15	Westpac Banking Corp.	NZD	1,865	1,263,940	1,255,289	(8,651)
Philippine Peso, Expiring 07/03/15	Barclays Capital Group	PHP	57,899	1,279,000	1,283,839	4,839
Polish Zloty,
Expiring 09/16/15	Standard Chartered PLC	PLN	6,137	1,655,308	1,628,694	(26,614)
Expiring 09/16/15	UBS AG	PLN	6,698	1,803,941	1,777,642	(26,299)
Expiring 09/16/15	UBS AG	PLN	6,211	1,686,904	1,648,433	(38,471)
Russian Ruble,
Expiring 07/02/15	JPMorgan Chase	RUB	68,945	1,281,000	1,248,316	(32,684)
Expiring 07/09/15	JPMorgan Chase	RUB	68,945	1,237,609	1,244,754	7,145
South Korean Won,
Expiring 07/02/15	UBS AG	KRW	1,421,440	1,264,964	1,274,259	9,295
Expiring 07/27/15	Barclays Capital Group	KRW	1,415,403	1,276,000	1,268,089	(7,911)
Swedish Krona, Expiring 08/19/15	BNP Paribas	SEK	19,795	2,410,802	2,390,397	(20,405)
Turkish Lira, Expiring 09/16/15	Morgan Stanley	TRY	2,987	1,059,059	1,089,691	30,632

				$162,056,822	$161,464,418	$(592,404)

SEE NOTES TO FINANCIAL STATEMENTS.

A33

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Forward foreign currency exchange contracts open at June 30, 2015 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 09/16/15	Barclays Capital Group	AUD	3,302	$2,556,217	$2,536,654	$19,563
Expiring 09/16/15	Westpac Banking Corp.	AUD	6,548	5,075,768	5,030,568	45,200
Expiring 09/16/15	Westpac Banking Corp.	AUD	3,298	2,538,800	2,533,581	5,219
Brazilian Real,
Expiring 07/02/15	Deutsche Bank AG	BRL	1,427	443,988	458,547	(14,559)
Expiring 07/02/15	Hong Kong & Shanghai Bank	BRL	29,034	9,173,170	9,331,381	(158,211)
Expiring 07/02/15	Hong Kong & Shanghai Bank	BRL	4,083	1,279,000	1,312,087	(33,087)
Expiring 07/02/15	Hong Kong & Shanghai Bank	BRL	4,081	1,283,000	1,311,471	(28,471)
Expiring 07/02/15	Hong Kong & Shanghai Bank	BRL	4,042	1,282,000	1,298,977	(16,977)
Expiring 07/02/15	JPMorgan Chase	BRL	3,954	1,275,000	1,270,797	4,203
Expiring 07/02/15	Morgan Stanley	BRL	4,030	1,274,000	1,295,113	(21,113)
Expiring 07/02/15	RBC Dominion Securities	BRL	3,963	1,272,000	1,273,661	(1,661)
Expiring 08/04/15	Deutsche Bank AG	BRL	469	147,925	148,725	(800)
Expiring 10/02/15	RBC Dominion Securities	BRL	29,757	9,162,907	9,249,328	(86,421)
British Pound,
Expiring 07/15/15	Citigroup Global Markets	GBP	16,336	25,129,218	25,665,095	(535,877)
Expiring 09/16/15	Citigroup Global Markets	GBP	943	1,443,704	1,480,823	(37,119)
Canadian Dollar,
Expiring 08/10/15	Citigroup Global Markets	CAD	4,422	3,582,394	3,538,401	43,993
Expiring 09/16/15	Citigroup Global Markets	CAD	3,108	2,526,868	2,485,907	40,961
Expiring 09/16/15	State Street Bank	CAD	3,213	2,559,000	2,569,954	(10,954)
Expiring 09/16/15	State Street Bank	CAD	3,204	2,578,591	2,562,756	15,835
Chinese Yuan,
Expiring 09/16/15	BNP Paribas	CNY	20,521	3,285,784	3,291,307	(5,523)
Expiring 09/16/15	Hong Kong & Shanghai Bank	CNY	22,216	3,559,774	3,563,188	(3,414)
Expiring 09/16/15	JPMorgan Chase	CNY	7,966	1,275,000	1,277,634	(2,634)
Expiring 09/16/15	Standard Chartered PLC	CNY	15,947	2,550,000	2,557,795	(7,795)
Expiring 09/16/15	State Street Bank	CNY	20,627	3,304,083	3,308,418	(4,335)
Euro,
Expiring 08/07/15	JPMorgan Chase	EUR	21,235	23,742,960	23,686,443	56,517
Expiring 08/07/15	RBC Dominion Securities	EUR	876	984,434	977,045	7,389
Expiring 08/07/15	State Street Bank	EUR	37,825	42,618,751	42,191,650	427,101
Expiring 08/07/15	Westpac Banking Corp.	EUR	45,830	51,638,144	51,120,655	517,489
Expiring 08/07/15	Westpac Banking Corp.	EUR	12,640	14,195,213	14,099,205	96,008
Expiring 09/16/15	BNP Paribas	EUR	2,909	3,268,552	3,246,740	21,812
Expiring 09/16/15	BNP Paribas	EUR	2,257	2,564,839	2,519,042	45,797
Expiring 09/16/15	BNP Paribas	EUR	1,137	1,276,305	1,269,008	7,297
Expiring 09/16/15	Citigroup Global Markets	EUR	6,904	7,644,385	7,705,567	(61,182)
Expiring 09/16/15	Deutsche Bank AG	EUR	21,614	24,324,979	24,123,039	201,940
Expiring 09/16/15	Deutsche Bank AG	EUR	2,267	2,560,520	2,530,268	30,252
Expiring 09/16/15	Deutsche Bank AG	EUR	771	858,054	860,190	(2,136)
Expiring 09/16/15	RBC Dominion Securities	EUR	2,271	2,558,597	2,534,667	23,930
Expiring 09/16/15	State Street Bank	EUR	2,279	2,565,926	2,543,596	22,330
Expiring 09/16/15	State Street Bank	EUR	2,269	2,562,019	2,532,435	29,584
Expiring 09/16/15	UBS AG	EUR	2,284	2,558,612	2,549,176	9,436
Expiring 09/16/15	UBS AG	EUR	2,279	2,551,983	2,543,596	8,387
Expiring 09/16/15	Westpac Banking Corp.	EUR	1,603	1,785,812	1,789,358	(3,546)
Expiring 09/16/15	Westpac Banking Corp.	EUR	1,590	1,777,969	1,774,141	3,828
Expiring 09/16/15	Westpac Banking Corp.	EUR	1,212	1,373,255	1,352,977	20,278
Indian Rupee,
Expiring 07/01/15	Deutsche Bank AG	INR	82,266	1,281,000	1,291,594	(10,594)
Expiring 07/01/15	JPMorgan Chase	INR	165,089	2,564,000	2,591,931	(27,931)
Expiring 07/01/15	Morgan Stanley	INR	113,894	1,790,507	1,788,167	2,340
Japanese Yen,
Expiring 07/27/15	Citigroup Global Markets	JPY	275,950	2,220,271	2,255,539	(35,268)
Expiring 09/16/15	Bank of America	JPY	317,103	2,557,000	2,593,766	(36,766)
Expiring 09/16/15	Bank of America	JPY	314,974	2,552,000	2,576,358	(24,358)
Expiring 09/16/15	JPMorgan Chase	JPY	315,988	2,552,000	2,584,650	(32,650)
Expiring 09/16/15	JPMorgan Chase	JPY	157,797	1,274,000	1,290,714	(16,714)

SEE NOTES TO FINANCIAL STATEMENTS.

A34

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Forward foreign currency exchange contracts open at June 30, 2015 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Japanese Yen (continued),
Expiring 09/16/15	Morgan Stanley	JPY	624,584	$5,092,000	$5,108,834	$(16,834)
Expiring 09/16/15	State Street Bank	JPY	238,133	1,929,701	1,947,827	(18,126)
Expiring 09/16/15	UBS AG	JPY	156,259	1,273,000	1,278,130	(5,130)
Expiring 09/16/15	Westpac Banking Corp.	JPY	156,319	1,273,000	1,278,627	(5,627)
Malaysian Ringgit,
Expiring 07/07/15	RBC Dominion Securities	MYR	14,102	3,737,874	3,735,458	2,416
Expiring 07/07/15	UBS AG	MYR	4,621	1,254,351	1,224,019	30,332
Expiring 07/07/15	Westpac Banking Corp.	MYR	4,484	1,209,354	1,187,718	21,636
Mexican Peso,
Expiring 07/02/15	JPMorgan Chase	MXN	13,681	887,817	870,299	17,518
Expiring 07/16/15	Citigroup Global Markets	MXN	92,181	5,941,197	5,857,745	83,452
Expiring 07/23/15	RBC Dominion Securities	MXN	93,560	6,103,415	5,942,244	161,171
Expiring 07/23/15	Westpac Banking Corp.	MXN	69,166	4,483,137	4,392,913	90,224
Expiring 07/29/15	Barclays Capital Group	MXN	56,007	3,608,625	3,555,543	53,082
Expiring 07/29/15	Barclays Capital Group	MXN	43,879	2,837,887	2,785,621	52,266
Expiring 08/06/15	RBC Dominion Securities	MXN	69,391	4,499,786	4,402,705	97,081
Expiring 08/20/15	Standard Chartered PLC	MXN	129,448	8,470,594	8,205,140	265,454
Expiring 08/27/15	Deutsche Bank AG	MXN	24,328	1,573,830	1,541,311	32,519
Expiring 09/10/15	Deutsche Bank AG	MXN	81,096	5,226,933	5,132,893	94,040
Expiring 09/17/15	Bank of America	MXN	19,872	1,276,000	1,257,202	18,798
Expiring 09/17/15	Bank of America	MXN	19,838	1,276,000	1,255,057	20,943
Expiring 09/17/15	Deutsche Bank AG	MXN	20,092	1,279,000	1,271,074	7,926
Expiring 09/18/15	Bank of America	MXN	110,237	7,105,663	6,973,577	132,086
Expiring 10/01/15	JPMorgan Chase	MXN	11,153	716,643	704,903	11,740
Expiring 10/01/15	RBC Dominion Securities	MXN	13,693	883,176	865,443	17,733
New Taiwanese Dollar,
Expiring 07/13/15	JPMorgan Chase	TWD	78,716	2,531,481	2,551,374	(19,893)
Expiring 07/21/15	JPMorgan Chase	TWD	39,105	1,265,938	1,267,524	(1,586)
Expiring 07/29/15	Standard Chartered PLC	TWD	78,821	2,552,000	2,554,966	(2,966)
Expiring 08/03/15	Standard Chartered PLC	TWD	39,488	1,275,000	1,280,044	(5,044)
New Zealand Dollar,
Expiring 07/13/15	Westpac Banking Corp.	NZD	3,739	2,714,888	2,530,658	184,230
Expiring 09/16/15	Citigroup Global Markets	NZD	1,855	1,263,997	1,248,559	15,438
Expiring 09/16/15	Citigroup Global Markets	NZD	1,751	1,220,531	1,178,572	41,959
Expiring 09/16/15	RBC Dominion Securities	NZD	1,796	1,255,998	1,208,520	47,478
Expiring 09/16/15	UBS AG	NZD	3,689	2,529,400	2,482,983	46,417
Norwegian Krone, Expiring 08/19/15	Citigroup Global Markets	NOK	6,677	853,318	850,593	2,725
Philippine Peso, Expiring 07/03/15	Barclays Capital Group	PHP	57,413	1,283,000	1,273,071	9,929
Polish Zloty, Expiring 08/13/15	Hong Kong & Shanghai Bank	PLN	2,003	542,389	532,073	10,316
Russian Ruble,
Expiring 07/02/15	JPMorgan Chase	RUB	68,945	1,240,682	1,248,316	(7,634)
Expiring 07/09/15	BNP Paribas	RUB	72,964	1,282,000	1,317,327	(35,327)
Expiring 07/27/15	BNP Paribas	RUB	39,913	714,000	715,347	(1,347)
Expiring 07/27/15	Deutsche Bank AG	RUB	30,684	554,864	549,944	4,920
Expiring 07/29/15	Citigroup Global Markets	RUB	32,069	580,178	574,309	5,869
Expiring 07/29/15	Hong Kong & Shanghai Bank	RUB	32,418	587,184	580,560	6,624
Singapore Dollar,
Expiring 09/16/15	Deutsche Bank AG	SGD	1,722	1,274,000	1,276,881	(2,881)
Expiring 09/16/15	UBS AG	SGD	5,140	3,809,175	3,812,250	(3,075)
Expiring 09/16/15	Westpac Banking Corp.	SGD	5,152	3,812,654	3,820,680	(8,026)
South African Rand, Expiring 09/16/15	UBS AG	ZAR	16,125	1,274,000	1,307,117	(33,117)
South Korean Won,
Expiring 07/02/15	UBS AG	KRW	1,421,440	1,280,000	1,274,259	5,741
Expiring 07/13/15	BNP Paribas	KRW	1,504,583	1,340,457	1,348,438	(7,981)
Expiring 07/17/15	Citigroup Global Markets	KRW	2,850,757	2,550,000	2,554,663	(4,663)

SEE NOTES TO FINANCIAL STATEMENTS.

A35

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Forward foreign currency exchange contracts open at June 30, 2015 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
South Korean Won (continued),
Expiring 07/17/15	Hong Kong & Shanghai Bank	KRW	2,850,778	$2,550,000	$2,554,681	$(4,681)
Expiring 07/22/15	Standard Chartered PLC	KRW	1,404,756	1,273,000	1,258,700	14,300
Expiring 07/27/15	Deutsche Bank AG	KRW	1,409,211	1,273,000	1,262,542	10,458
Expiring 07/31/15	BNP Paribas	KRW	1,427,007	1,274,000	1,278,364	(4,364)
Expiring 07/31/15	UBS AG	KRW	1,421,440	1,264,098	1,273,376	(9,278)
Expiring 08/03/15	Barclays Capital Group	KRW	1,417,837	1,269,000	1,270,058	(1,058)
Expiring 08/03/15	Deutsche Bank AG	KRW	1,435,460	1,275,000	1,285,843	(10,843)
Expiring 08/28/15	UBS AG	KRW	2,803,466	2,526,442	2,509,765	16,677
Swedish Krona, Expiring 08/19/15	Westpac Banking Corp.	SEK	20,577	2,505,875	2,484,875	21,000
Turkish Lira,
Expiring 09/16/15	JPMorgan Chase	TRY	3,599	1,275,000	1,312,873	(37,873)
Expiring 09/16/15	UBS AG	TRY	3,535	1,279,000	1,289,591	(10,591)

				$428,050,810	$426,167,664	1,883,146

						$1,290,742

Cross currency exchange contracts outstanding at June 30, 2015:

Settlement	Type	Notional Amount (000)		In Exchange for (000)		Unrealized Appreciation (Depreciation)	Counterparty
09/16/15	Buy	CAD	2,660	CHF	1,968	$16,143	Westpac Banking Corp.
09/16/15	Buy	CHF	1,313	CAD	1,749	9,684	Barclays Capital Group
09/16/15	Buy	CHF	655	CAD	875	2,820	Westpac Banking Corp.
09/16/15	Buy	EUR	1,134	HUF	352,446	21,606	Bank of America
09/16/15	Buy	EUR	2,278	GBP	1,619	544	Citigroup Global Markets
09/16/15	Buy	EUR	1,985	NOK	17,444	(5,250)	Hong Kong & Shanghai Bank
09/16/15	Buy	EUR	2,269	GBP	1,635	(34,298)	Hong Kong & Shanghai Bank
09/16/15	Buy	GBP	1,674	EUR	2,276	88,098	Barclays Capital Group
09/16/15	Buy	GBP	1,624	EUR	2,289	(5,224)	State Street Bank
09/16/15	Buy	NOK	17,372	EUR	1,985	(3,984)	JPMorgan Chase
09/16/15	Buy	SEK	12,405	NZD	2,120	71,818	BNP Paribas
09/16/15	Buy	SEK	43,139	EUR	4,613	64,448	Deutsche Bank AG

						$226,405

Interest rate swap agreements outstanding at June 30, 2015:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
BRL	8,460	01/04/21	12.483%	Brazilian interbank overnight lending rate(1)	$3,399	$—	$3,399	JPMorgan Chase
BRL	7,490	01/04/21	12.445%	Brazilian interbank overnight lending rate(1)	284	—	284	Deutsche Bank AG
GBP	2,190	12/09/24	3.150%	12 Month UKRPI(2)	(46,360)	—	(46,360)	Bank of America
GBP	2,190	12/10/29	3.377%	12 Month UKRPI(1)	83,729	—	83,729	Bank of America
GBP	1,700	12/09/39	3.568%	12 Month UKRPI(1)	106,346	—	106,346	Bank of America
GBP	1,700	12/09/44	3.565%	12 Month UKRPI(2)	(120,769)	—	(120,769)	Bank of America
KRW	3,156,620	10/06/17	2.239%	3 Month KWCDC(1)	35,592	—	35,592	Citigroup Global Markets
KRW	2,438,940	10/13/17	2.247%	3 Month KWCDC(1)	25,781	2	25,779	Deutsche Bank AG
KRW	10,562,040	10/14/17	2.240%	3 Month KWCDC(1)	117,789	—	117,789	Citigroup Global Markets
KRW	2,036,710	10/28/17	2.173%	3 Month KWCDC(1)	19,875	—	19,875	Citigroup Global Markets

SEE NOTES TO FINANCIAL STATEMENTS.

A36

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2015 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements (continued)
KRW	5,029,550	11/04/17	2.060%	3 Month KWCDC(1)	$36,083	$—	$36,083	Bank of America
KRW	2,113,920	11/07/17	2.034%	3 Month KWCDC(1)	13,883	—	13,883	Barclays Capital Group
KRW	9,433,060	08/06/24	2.970%	3 Month KWCDC(2)	(534,765)	—	(534,765)	Bank of America
KRW	1,434,940	06/02/25	2.428%	3 Month KWCDC(2)	7,611	—	7,611	JPMorgan Chase
KRW	5,489,975	06/03/25	2.427%	3 Month KWCDC(2)	29,289	—	29,289	Bank of America
KRW	2,785,625	06/09/25	2.645%	3 Month KWCDC(2)	(8,163)	—	(8,163)	JPMorgan Chase
KRW	2,689,025	06/11/25	2.581%	3 Month KWCDC(2)	(1,328)	—	(1,328)	Bank of America
KRW	1,344,525	06/11/25	2.560%	3 Month KWCDC(2)	423	—	423	JPMorgan Chase
KRW	1,433,800	06/23/25	2.534%	3 Month KWCDC(2)	1,969	—	1,969	JPMorgan Chase
KRW	3,040,675	06/24/25	2.562%	3 Month KWCDC(2)	972	—	972	Bank of America
KRW	2,820,225	06/25/25	2.568%	3 Month KWCDC(2)	323	—	323	Barclays Capital Group
MYR	5,490	01/06/25	4.765%	3 Month KLIBOR(1)	(3,689)	—	(3,689)	Citigroup Global Markets
MYR	5,490	01/06/25	4.321%	3 Month KLIBOR(2)	29,654	—	29,654	Citigroup Global Markets

					$(202,072)	$2	$(202,074)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2015	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
AUD	11,400	09/16/25	3.500%	6 Month BBSW(1)	$70,644	$75,985	$5,341
CAD	153,150	04/21/17	1.000%	3 Month CDOR(1)	(107,208)	231,726	338,934
CAD	31,320	09/16/25	2.750%	3 Month CDOR(1)	932,624	1,219,658	287,034
EUR	8,470	05/11/20	0.600%	6 Month EURIBOR(1)	(1,386)	(29,774)	(28,388)
EUR	5,430	05/22/20	0.550%	6 Month EURIBOR(1)	(37,385)	(29,170)	8,215
EUR	271,180	09/16/20	0.500%	6 Month EURIBOR(1)	(391,881)	(795,680)	(403,799)
EUR	9,330	09/16/22	0.750%	6 Month EURIBOR(2)	(11,631)	69,804	81,435
EUR	24,720	05/15/24	1.100%	6 Month EURIBOR(1)	(16,893)	108,993	125,886
EUR	31,800	02/27/25	1.150%	6 Month EURIBOR(1)	129,118	(1,087,640)	(1,216,758)
EUR	70,400	05/11/25	1.567%	6 Month EURIBOR(1)	(52,889)	(1,002,644)	(949,755)
EUR	40,710	06/08/25	1.850%	6 Month EURIBOR(1)	(117,238)	49,415	166,653
EUR	35,150	09/16/25	2.000%	6 Month EURIBOR(1)	113,181	222,204	109,023
EUR	7,040	09/16/25	1.250%	6 Month EURIBOR(2)	(151,774)	(39,805)	111,969
EUR	103,480	12/16/25	1.500%	6 Month EURIBOR(1)	(2,107,921)	(2,301,983)	(194,062)
EUR	30,840	02/27/30	1.350%	6 Month EURIBOR(2)	(306,373)	2,129,484	2,435,857
EUR	21,190	06/08/30	2.100%	6 Month EURIBOR(2)	(59,186)	(118,984)	(59,798)
EUR	17,890	09/16/30	1.500%	6 Month EURIBOR(2)	(588,588)	82,120	670,708
EUR	9,220	02/27/35	1.400%	6 Month EURIBOR(1)	80,360	(892,222)	(972,582)

SEE NOTES TO FINANCIAL STATEMENTS.

A37

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2015 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2015	Unrealized Appreciation (Depreciation)
	Exchange-traded swap agreements (continued)
EUR	26,490	05/11/35	1.695%	6 Month EURIBOR(2)	$298,540	$1,480,540	$1,182,000
EUR	18,500	12/17/35	2.250%	6 Month EURIBOR(1)	141,845	67,540	(74,305)
GBP	26,250	09/16/25	2.750%	6 Month LIBOR(2)	(60,056)	(238,823)	(178,767)
GBP	9,680	09/16/25	2.250%	6 Month LIBOR(1)	1,791	105,663	103,872
GBP	7,590	12/16/25	2.750%	6 Month LIBOR(2)	(11,857)	(61,429)	(49,572)
GBP	8,020	12/17/35	2.500%	6 Month LIBOR(2)	172,180	106,859	(65,321)
GBP	1,112	06/08/37	2.100%	6 Month LIBOR(2)	(58,190)	78,260	136,450
GBP	600	04/15/39	2.060%	6 Month LIBOR(2)	(16,281)	48,229	64,510
GBP	11,590	09/16/45	2.750%	6 Month LIBOR(2)	(986,836)	(1,644,382)	(657,546)
GBP	11,440	12/19/45	2.500%	6 Month LIBOR(2)	(169,990)	(253,255)	(83,265)
JPY	1,064,580	09/16/25	0.750%	6 Month JPY LIBOR(2)	(22,580)	(72,376)	(49,796)
JPY	794,860	12/16/25	1.000%	6 Month JPY LIBOR(2)	21,863	20,159	(1,704)
JPY	1,745,550	09/16/45	1.500%	6 Month JPY LIBOR(1)	(216,352)	(11,532)	204,820
NOK	327,430	05/11/17	1.000%	6 Month NIBOR(1)	(100,923)	(268,614)	(167,691)
NOK	147,080	07/01/17	1.000%	6 Month NIBOR(1)	(120,407)	(107,672)	12,735
NZD	2,680	09/16/25	4.250%	3 Month New Zealand Bank Bill(2)	(15,231)	(47,994)	(32,763)
PLN	3,610	06/17/19	3.006%	6 Month WIBOR(1)	18,300	25,595	7,295
PLN	3,610	06/17/19	3.003%	6 Month WIBOR(2)	—	(15,875)	(15,875)
PLN	10,090	05/28/25	3.190%	6 Month WIBOR(1)	—	(36,094)	(36,094)
PLN	17,260	06/17/25	3.640%	6 Month WIBOR(1)	—	21,010	21,010
SEK	444,740	09/16/20	0.750%	3 Month STIBOR(2)	287,328	231,724	(55,604)
SEK	18,850	09/16/25	1.750%	3 Month STIBOR(1)	35,900	15,765	(20,135)
SEK	225,840	12/16/25	1.500%	3 Month STIBOR(1)	(983,361)	(1,371,491)	(388,130)
	33,400	09/16/17	1.500%	3 Month LIBOR(2)	(206,990)	(300,420)	(93,430)
	34,300	09/16/18	1.750%	3 Month LIBOR(2)	(237,080)	(372,678)	(135,598)
	50,430	05/05/20	2.175%	3 Month LIBOR(1)	16,630	(210,025)	(226,655)
	22,300	09/16/20	2.250%	3 Month LIBOR(2)	(339,908)	(402,596)	(62,688)
	84,600	06/24/21	2.922%	3 Month LIBOR(1)	(9,822)	45,725	55,547
	42,700	09/16/22	2.500%	3 Month LIBOR(2)	(219,165)	(812,618)	(593,453)
	95,000	09/16/25	2.750%	3 Month LIBOR(2)	(2,264,536)	(2,059,933)	204,603
	62,520	12/16/25	3.000%	3 Month LIBOR(2)	424,991	658,674	233,683
	16,430	05/05/27	2.606%	3 Month LIBOR(2)	(12,234)	493,062	505,296
	21,700	06/24/29	3.218%	3 Month LIBOR(2)	28,234	4,806	(23,428)
	23,500	09/16/30	3.000%	3 Month LIBOR(2)	(513,708)	(726,327)	(212,619)
	12,930	12/17/35	3.000%	3 Month LIBOR(2)	224,692	292,918	68,226
	8,600	09/16/45	3.000%	3 Month LIBOR(2)	17,384	(87,123)	(104,507)

					$(7,500,255)	$(7,513,241)	$(12,986)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

SEE NOTES TO FINANCIAL STATEMENTS.

A38

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Credit default swap agreements outstanding at June 30, 2015:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2015(4)	Fair Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues—Buy Protection(2):
People’s Republic of China	06/20/19	1.000%	38,800	*	$(475,150)	$(188,309)	$(286,841)	JPMorgan Chase
People’s Republic of China	06/20/19	1.000%	8,000	*	(97,969)	(38,604)	(59,365)	Barclays Capital Group
People’s Republic of China	06/20/19	1.000%	3,510	*	(42,984)	(23,826)	(19,158)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	2,250	*	(27,554)	(34,628)	7,074	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	1,890	*	(23,145)	(12,495)	(10,650)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	1,690	*	(20,696)	(10,953)	(9,743)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	1,550	*	(18,981)	(16,840)	(2,141)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	1,370	*	(16,777)	(17,809)	1,032	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	930	*	(11,389)	(6,077)	(5,312)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	900	*	(11,022)	(5,781)	(5,241)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	720	*	(8,817)	(5,063)	(3,754)	JPMorgan Chase
People’s Republic of China	06/20/19	1.000%	690	*	(8,482)	(6,745)	(1,737)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	350	*	(4,286)	(2,137)	(2,149)	Bank of America
People’s Republic of China	06/20/19	1.000%	290	*	(3,551)	(1,969)	(1,582)	Bank of America
People’s Republic of China	06/20/19	1.000%	150	*	(1,837)	(945)	(892)	JPMorgan Chase

					$(772,640)	$(372,181)	$(400,459)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2015(5)	Unrealized Appreciation (Depreciation)
Exchange-traded credit default swaps on credit indices—Sell Protection(1):
CDX.NA.IG.24	06/20/20	1.000%	$9,925	$163,230	$144,311	$(18,919)

Cash of $11,971,158 has been segregated with Barclays Capital Group to cover requirements for open exchange-traded interest rate and credit default swap contracts at June 30, 2015.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

SEE NOTES TO FINANCIAL STATEMENTS.

A39

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the particular swap agreement.

(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	The fair value of credit default swap agreements on corporate and/or sovereign issues and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*	Fair value of credit default swap agreement is based on price obtained from independent pricing service which used information provided by market dealers. No implied credit spread is utilized in determining such fair value.

Total return swap agreements outstanding at June 30, 2015:

Counterparty	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit Suisse First Boston Corp.	12,200	Pay fixed rate payments on IOS.FN30.300.12 Index and receive variable payments on the one Month LIBOR.	$(1,906)	$—	$(1,906)
Credit Suisse First Boston Corp.	2,000	Pay fixed rate payments on IOS.FN30.400.13 Index and receive variable payments on the one Month LIBOR.	1,250	—	1,250
Credit Suisse First Boston Corp.	1,000	Pay fixed rate payments on IOS.FN30.400.13 Index and receive variable payments on the one Month LIBOR.	625	—	625
Credit Suisse First Boston Corp.	1,000	Pay fixed rate payments on IOS.FN30.400.13 Index and receive variable payments on the one Month LIBOR.	625	—	625
Credit Suisse First Boston Corp.	1,000	Pay fixed rate payments on IOS.FN30.400.13 Index and receive variable payments on the one Month LIBOR.	625	—	625
Credit Suisse First Boston Corp.	1,000	Pay fixed rate payments on IOS.FN30.400.13 Index and receive variable payments on the one Month LIBOR.	625	—	625
JPMorgan Chase	3,000	Pay fixed rate payments on IOS.FN30.400.13 Index and receive variable payments on the one Month LIBOR.	1,875	—	1,875

			$3,719	$—	$3,719

SEE NOTES TO FINANCIAL STATEMENTS.

A40

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stock	$653,297	$—	$—
Asset-Backed Securities
Collateralized Loan Obligations	—	106,427,252	11,724,305
Non-Residential Mortgage-Backed Securities	—	5,577,015	5,449,977
Residential Mortgage-Backed Securities	—	8,426,017	—
Bank Loans	—	40,462,946	—
Commercial Mortgage-Backed Securities	—	47,463,659	2,191,322
Corporate Bonds	—	149,111,489	—
Foreign Government Bonds	—	128,967,853	—
Municipal Bonds	—	13,744,815	—
Residential Mortgage-Backed Securities	—	32,508,263	—
U.S. Government Agency Obligations	—	24,553,448	—
U.S. Treasury Obligations	—	122,516,742	—
Preferred Stocks	4,436,374	—	—
Affiliated Money Market Mutual Fund	13,637,750	—	—
Foreign Treasury Obligations	—	47,084,479	—
Commercial Paper	—	5,997,022	—
Options Purchased	—	3,234,898	—
Other Financial Instruments*
Financial Futures Contracts	44,562	—	—
Foreign Forward Currency Contracts	—	1,290,742	—
Cross Currency Exchange Contracts	—	226,405	—
Over-the-counter interest rate swaps	—	(202,072)	—
Exchange-traded interest rate swaps	—	(12,986)	—
Over-the-counter credit default swaps	—	(772,640)	—
Exchange-traded credit default swaps	—	(18,919)	—
Total Return Swaps	—	3,719	—

Total	$18,771,983	$736,590,147	$19,365,604

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities- Collateralized Loan Obligations	Asset-Backed Securities- Non-Residential Mortgage-Backed Securities	Commercial Mortgage-Backed Securities
Balance as of 12/31/14	$—	$—	$—
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)**	—	—	114,945
Purchases	11,724,305	5,449,977	2,076,377
Sales	—	—	—
Accrued discount/premium	—	—	—
Transfers in and/or out of Level 3	—	—	—

Balance as of 06/30/15	$11,724,305	$5,449,977	$2,191,322

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

**	Of which, $114,945 was included in Net Assets relating to securities held at the reporting period end.

SEE NOTES TO FINANCIAL STATEMENTS.

A41

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of June 30, 2015	Valuation Methodology	Unobservable Inputs
Asset-Backed Securities-Collateralized Loan Obligations	$11,724,305	Pricing at cost	Unadjusted purchase price
Asset-Backed Securities-Non-Residential Mortgage-Backed Securities	5,449,977	Pricing at cost	Unadjusted purchase price
Commercial Mortgage-Backed Securities	2,191,322	Market Approach	Single broker indicative quote

	$19,365,604

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2015 were as follows:

Foreign Government Bonds	16.7%
U.S. Treasury Obligations	15.8
Collateralized Loan Obligations	15.3
Commercial Mortgage-Backed Securities	6.4
Foreign Treasury Obligations	6.1
Residential Mortgage-Backed Securities	5.3
Banks	4.1
U.S. Government Agency Obligations	3.2
Media	2.4
Oil, Gas & Consumable Fuels	2.2
Diversified Telecommunication Services	2.0
Healthcare Providers & Services	1.8
Municipal Bonds	1.8
Affiliated Money Market Mutual Fund	1.7
Containers & Packaging	1.6
Non-Residential Mortgage-Backed Securities	1.4
Food Products	1.0
Wireless Telecommunication Services	0.9
Food & Staples Retailing	0.8
Commercial Paper	0.8
Capital Markets	0.8
IT Services	0.7
Pharmaceuticals	0.6
Software	0.6
Telecommunications	0.5
Diversified Financial Services	0.5
Hotels, Restaurants & Leisure	0.4

Options Purchased	0.4%
Industrial Conglomerates	0.3
Electronic Equipment, Instruments & Components	0.3
Communications Equipment	0.3
Information Technology Services	0.3
Insurance	0.3
Retail	0.2
Internet & Catalog Retail	0.2
Energy Equipment & Services	0.2
Textiles, Apparel & Luxury Goods	0.2
Technology Hardware, Storage & Peripherals	0.2
Semiconductors & Semiconductor Equipment	0.2
Independent Power & Renewable Electricity Producers	0.2
Medical Supplies & Equipment	0.2
Commercial Services & Supplies	0.2
Exploration & Production	0.1
Machinery	0.1
Packaging	0.1
Metals & Mining	0.1
Real Estate Investment Trusts (REITs)	0.1
Airlines	0.1
Computer Services & Software	0.1
Water	0.1
Distribution/Wholesale	0.1
Multiline Retail	0.1

100.1
Liabilities in excess of other assets	(0.1)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2015 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from/to broker — variation margin futures	$322,447	*	Due from/to broker — variation margin futures	$277,885	*
Interest rate contracts	Due from/to broker — variation margin swaps	7,141,102	*	Due from/to broker — variation margin swaps	7,154,088	*

SEE NOTES TO FINANCIAL STATEMENTS.

A42

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Interest rate contracts	Unrealized appreciation on over-the-counter swap agreements	518,625	Unrealized depreciation on over-the-counter swap agreements	716,980
Interest rate contracts	Premiums paid for swap agreements	2	—	—
Interest rate contracts	Unaffiliated investments	3,234,898	—	—
Foreign exchange contracts	Unrealized appreciation on cross currency exchange contracts	275,161	Unrealized depreciation on cross currency exchange contracts	48,756
Foreign exchange contracts	Unrealized appreciation on foreign currency forward contracts	4,279,844	Unrealized depreciation on foreign currency forward contracts	2,989,102
Credit contracts	Unrealized appreciation on over-the-counter swap agreements	8,106	Unrealized depreciation on over-the-counter swap agreements	408,565
Credit contracts	—	—	Premiums received for swap agreements	372,181
Credit contracts	—	—	Due from/to broker — variation margin swaps	18,919	*

Total		$15,780,185		$11,986,476

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A43

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Futures	Swaps	Forward & Cross Currency Contracts(2)	Total
Interest rate contracts	$381,196	$2,652,510	$(6,395,698)	$—	$(3,361,992)
Foreign exchange contracts	—	—	—	11,562,723	11,562,723
Credit contracts	—	—	(1,650,995)	—	(1,650,995)

Total	$381,196	$2,652,510	$(8,046,693)	$11,562,723	$6,549,736

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Futures	Swaps	Forward & Cross Currency Contracts(4)	Total
Interest rate contracts	$(1,020,999)	$441,679	$4,775,518	$—	$4,196,198
Foreign exchange contracts	—	—	—	(6,590,095)	(6,590,095)
Credit contracts	—	—	322,536	—	322,536

Total	$(1,020,999)	$441,679	$5,098,054	$(6,590,095)	$(2,071,361)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

(2)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

(4)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

For the six months ended June 30, 2015, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Futures Contracts - Long Positions(2)	Futures Contracts - Short Positions(2)	Cross Currency Exchange Contracts(3)	Forward Foreign Currency Exchange Contracts - Purchased(3)	Forward Foreign Currency Exchange Contracts - Sold(3)	Interest Rate Swap Agreements(4)	Credit Default Swap Agreements - Buy Protection(4)	Credit Default Swap Agreements - Sell Protection(4)	Total Return Swap Agreements(4)
$4,089,834	$51,276,066	$134,041,285	$41,969,204	$225,353,691	$475,331,206	$1,553,621	$130,373	$29,750	$20,200

(1)	Cost.

(2)	Value at Trade Date.

(3)	Value at Settlement Date.

(4)	Notional Amount in USD (000).

SEE NOTES TO FINANCIAL STATEMENTS.

A44

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received(3)	Net Amount
Bank of America	$449,852	$(449,852)	$—	$—
Barclays Capital Group	262,892	(156,983)	—	105,909
BNP Paribas	146,724	(146,724)	—	—
Citigroup Global Markets	492,838	(492,838)	—	—
Credit Suisse First Boston Corp.	3,750	(1,906)	—	1,844
Deutsche Bank AG	629,699	(146,217)	—	483,482
Goldman Sachs & Co.	647,766	—	—	647,766
Hong Kong & Shanghai Bank	76,587	(76,587)	—	—
JPMorgan Chase	1,985,878	(780,560)	—	1,205,318
Morgan Stanley	1,113,668	(43,652)	—	1,070,016
RBC Dominion Securities	357,198	(207,372)	—	149,826
Standard Chartered PLC	320,857	(75,269)	—	245,588
State Street Bank	494,850	(54,455)	—	440,395
UBS AG	301,756	(285,148)	—	16,608
Westpac Banking Corp.	1,032,321	(235,331)	—	796,990

	$8,316,636

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged(3)	Net Amount
Bank of America	$(862,620)	$449,852	$—	$(412,768)
Barclays Capital Group	(156,983)	156,983	—	—
BNP Paribas	(260,511)	146,724	—	(113,787)
Citigroup Global Markets	(989,088)	492,838	—	(496,250)
Credit Suisse First Boston Corp.	(1,906)	1,906	—	—
Deutsche Bank AG	(146,217)	146,217	—	—
Goldman Sachs & Co.	—	—	—	—
Hong Kong & Shanghai Bank	(436,472)	76,587	—	(359,885)
JPMorgan Chase	(780,560)	780,560	—	—
Morgan Stanley	(43,652)	43,652	—	—
RBC Dominion Securities	(207,372)	207,372	—	—
Standard Chartered PLC	(75,269)	75,269	—	—
State Street Bank	(54,455)	54,455	—	—
UBS AG	(285,148)	285,148	—	—
Westpac Banking Corp.	(235,331)	235,331	—	—

	$(4,535,584)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Amounts shown reflect actual collateral received or pledged by the Portfolio. Such amounts are applied up to 100% of the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A45

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2015

ASSETS:
Investments at value:
Unaffiliated investments (cost $783,555,799)	$760,531,173
Affiliated investments (cost $13,637,750)	13,637,750
Cash	1,014,222
Foreign currency, at value (cost $2,320,698)	2,325,787
Deposit with broker	13,192,714
Receivable for investments sold	26,511,882
Dividends and interest receivable	5,345,605
Unrealized appreciation on foreign currency forward contracts	4,279,844
Deposit with counterparty	690,000
Receivable for fund share sold	626,969
Due from broker—variation margin swaps	612,249
Unrealized appreciation on over-the-counter swap agreements	526,731
Unrealized appreciation on cross currency exchange contracts	275,161
Premiums paid for swap agreements	2
Prepaid expenses	866

Total Assets	829,570,955

LIABILITIES:
Payable for investments purchased	47,316,668
Deposit from counterparty	3,180,000
Unrealized depreciation on foreign currency forward contracts	2,989,102
Unrealized depreciation on over-the-counter swap agreements	1,125,545
Interest payable on securities sold short	564,938
Payable for fund share repurchased	401,001
Premiums received for swap agreements	372,181
Advisory fees payable	283,821
Unrealized depreciation on cross currency exchange contracts	48,756
Accrued expenses and other liabilities	46,842
Due to broker—variation margin futures	43,349
Distribution fee payable	10,636
Affiliated transfer agent fee payable	350

Total Liabilities	56,383,189

NET ASSETS	$773,187,766

Net assets were comprised of:
Paid-in capital	$797,281,800
Retained earnings	(24,094,034)

Net assets, June 30, 2015	$773,187,766

Net asset value and redemption price per share, $773,187,766 / 79,849,672 outstanding shares of beneficial interest	$9.68

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2015

INCOME
Interest income	$11,292,280
Unaffiliated dividend income	112,722
Affiliated dividend income	34,080

11,439,082

EXPENSES
Advisory fees	3,272,086
Distribution fee	380,384
Custodian and accounting fees	107,000
Audit fee	19,000
Trustees’ fees	8,000
Legal fees and expenses	6,000
Insurance expenses	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Shareholders’ reports	3,000
Loan interest expense	1,857
Miscellaneous	4,012

Total expenses	3,810,339

NET INVESTMENT INCOME	7,628,743

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	3,619,243
Futures transactions	2,652,510
Swap agreements transactions	(8,046,693)
Foreign currency transactions	(2,509,670)

(4,284,610)

Net change in unrealized appreciation (depreciation) on:
Investments	(8,982,472)
Futures	441,679
Swap agreements	5,098,054
Foreign currencies	(6,458,911)

(9,901,650)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(14,186,260)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(6,557,517)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2015	April 28, 2014* through December 31, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$7,628,743	$6,139,818
Net realized loss on investment and foreign currency transactions	(4,284,610)	(11,513,928)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(9,901,650)	(12,162,407)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	(6,557,517)	(17,536,517)

FUND SHARE TRANSACTIONS:
Fund share sold [3,745,469 and 82,171,052 shares, respectively]	36,217,191	820,881,851
Fund share repurchased [1,909,524 and 4,157,325 shares, respectively]	(18,518,588)	(41,298,654)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	17,698,603	779,583,197

TOTAL INCREASE IN NET ASSETS	11,141,086	762,046,680
NET ASSETS:
Beginning of period	762,046,680	—

End of period	$773,187,766	$762,046,680

*	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A46

AST JENNISON GLOBAL INFRASTRUCTURE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

LONG-TERM INVESTMENTS — 95.5%
COMMON STOCKS	Shares	Value (Note 2)
Australia — 5.3%
APA Group	19,401	$123,226
APA Group, 144A(g)	3,506	22,269
Spotless Group Holdings Ltd.	55,850	89,903
Spotless Group Holdings Ltd., 144A(g)	17,691	28,477
Transurban Group	19,450	139,449

		403,324

Canada — 2.3%
Canadian Pacific Railway Ltd.	641	102,652
Enbridge, Inc.	1,487	69,577

		172,229

China — 5.4%
Beijing Enterprises Water Group Ltd.*	116,706	95,590
China Longyuan Power Group Corp. (Class H Stock)	90,140	100,051
China Merchants Holdings International Co. Ltd.	28,513	122,145
Huadian Fuxin Energy Corp. Ltd. (Class H Stock)	191,162	91,361

		409,147

France — 5.2%
Eiffage SA	1,332	74,169
Groupe Eurotunnel SE	15,432	223,752
Veolia Environnement	4,740	97,049

		394,970

Hong Kong — 1.2%
HKBN Ltd.*	74,511	77,476
HKBN Ltd., 144A*(g)	13,761	14,309

		91,785

Italy — 6.6%
Atlantia SpA	8,448	208,733
Enel SpA	29,227	132,466
Infrastrutture Wireless Italiane SpA*	11,811	53,328
Infrastrutture Wireless Italiane SpA, 144A*(g)	5,610	25,330
Telecom Italia SpA*	61,693	78,400

		498,257

Japan — 1.0%
East Japan Railway Co.	831	74,706

Mexico — 4.6%
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	16,966	116,147
Infraestructura Energetica Nova SAB de CV	27,145	134,020
Promotora y Operadora de Infraestructura SAB de CV*	9,557	102,274

		352,441

Spain — 9.1%
Abengoa Yield PLC	4,040	126,533
Abengoa Yield PLC (original cost $26,147; purchased 05/08/15)(f)(g)	789	23,476
Cellnex Telecom SAU*	5,315	89,919
Cellnex Telecom SAU, 144A*(g)	1,906	32,245
Endesa SA	2,042	39,108

COMMON STOCKS (continued)	Shares	Value (Note 2)
Spain (continued)
Endesa SA, 144A(g)	2,194	$42,019
Ferrovial SA	10,839	235,493
Saeta Yield SA	1,099	11,480
Saeta Yield SA, 144A(g)	8,391	87,654

		687,927

Switzerland — 1.1%
Flughafen Zuerich AG	105	81,281

United Kingdom — 1.9%
Liberty Global PLC (Class C Stock)*	2,784	140,954

United States — 51.8%
American Tower Corp., REIT	1,725	160,925
American Water Works Co., Inc.	1,815	88,263
Cheniere Energy Partners LP Holdings LLC	4,454	104,313
Columbia Pipeline Partners LP, MLP	5,049	127,235
Crown Castle International Corp.	1,563	125,509
CyrusOne, Inc.	4,179	123,072
Dominion Midstream Partners LP, MLP	2,072	79,378
Dominion Resources, Inc.	1,237	82,718
Dynegy, Inc.*	4,834	141,396
Edison International	1,799	99,988
Energy Transfer Equity LP, MLP	2,244	143,997
EQT GP Holdings LP*	4,456	151,459
Exelon Corp.	3,629	114,023
Expeditors International of Washington, Inc.	1,599	73,722
Kinder Morgan, Inc.	2,193	84,189
MPLX LP, MLP	1,487	106,142
NextEra Energy Partners LP (original cost $100,069; purchased 05/07/15)(f)(g)	2,390	89,957
NextEra Energy Partners LP(g)	300	11,886
NextEra Energy, Inc.	1,363	133,615
NiSource, Inc.	3,295	150,219
NRG Yield, Inc. (Class A Stock)	2,753	60,538
NRG Yield, Inc. (Class C Stock)	3,440	75,302
PG&E Corp.	3,555	174,552
Phillips 66 Partners LP, MLP	1,575	113,400
SBA Communications Corp. (Class A Stock)*	1,618	186,021
SemGroup Corp. (Class A Stock)	1,444	114,769
Sempra Energy	1,602	158,502
Shell Midstream Partners LP, MLP(g)	3,261	148,865
Shell Midstream Partners LP, MLP (original cost $16,302; purchased 05/13/15)(f)(g)	418	17,937
Tallgrass Energy GP LP*	3,082	99,086
TerraForm Power, Inc. (Class A Stock)*	5,993	227,614
Time Warner Cable, Inc.	606	107,971
Union Pacific Corp.	657	62,658
Williams Cos., Inc. (The)	3,112	178,598

		3,917,819

TOTAL LONG-TERM INVESTMENTS (cost $7,151,232)		$$7,224,840

SEE NOTES TO FINANCIAL STATEMENTS.

A47

AST JENNISON GLOBAL INFRASTRUCTURE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

SHORT-TERM INVESTMENT — 5.2%	Shares	Value (Note 2)
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $389,595)(w)(Note 4)	389,595	$389,595

TOTAL INVESTMENTS — 100.7% (cost $7,540,827)		7,614,435
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(52,603)

NET ASSETS — 100.0%		$7,561,832

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

(f)	Indicates a restricted security; the aggregate cost of such securities is $142,518. The aggregate value of $131,370 is approximately 1.7% of net assets.

(g)	Indicates a security that has been deemed illiquid.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$403,324	$—
Canada	172,229	—	—
China	—	409,147	—
France	—	394,970	—
Hong Kong	91,785	—	—
Italy	78,658	419,599	—
Japan	—	74,706	—
Mexico	352,441	—	—
Spain	347,831	316,620	23,476
Switzerland	—	81,281	—
United Kingdom	140,954	—	—
United States	3,809,925	—	107,894
Affiliated Money Market Mutual Fund	389,595	—	—

Total	$5,383,418	$2,099,647	$131,370

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

Common Stocks
Balance as of 12/31/14	$—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)**	(11,149)
Purchases	142,519
Sales	—
Accrued discount/premium	—
Transfers in and/or out of Level 3	—

Balance as of 06/30/15	$131,370

**	Of which, $(11,149) was relating to securities held at the reporting period end.

SEE NOTES TO FINANCIAL STATEMENTS.

A48

AST JENNISON GLOBAL INFRASTRUCTURE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of June 30, 2015	Valuation Methodology	Unobservable Inputs
Common Stocks	$131,370	Discount Pricing	Discretionary discount rate

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2014 were as follows:

Oil, Gas & Consumable Fuels	20.3%
Independent Power & Renewable Electricity Producers	13.8
Transportation Infrastructure	11.8
Multi-Utilities	8.8
Electric Utilities	7.4
Construction & Engineering	5.4
Real Estate Investment Trusts (REITs)	5.4
Affiliated Money Market Mutual Fund	5.2

Diversified Telecommunication Services	4.9%
Gas Utilities	3.7
Media	3.3
Road & Rail	3.2
Wireless Telecommunication Services	2.5
Water Utilities	2.4
Commercial Services & Supplies	1.6
Air Freight & Logistics	1.0

100.7
Liabilities in excess of other assets	(0.7)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A49

AST JENNISON GLOBAL INFRASTRUCTURE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited) June 30, 2015
ASSETS:
Investments at value:
Unaffiliated investments (cost $7,151,232)	$7,224,840
Affiliated investments (cost $389,595)	389,595
Receivable for investments sold	41,425
Dividends receivable	12,995
Tax reclaim receivable	4,828
Receivable for fund share sold	1,335
Prepaid expenses	69

Total Assets	7,675,087

LIABILITIES:
Payable for investments purchased	71,192
Accrued expenses and other liabilities	39,446
Advisory fees payable	2,153
Affiliated transfer agent fee payable	350
Distribution fee payable	106
Payable for fund share repurchased	8

Total Liabilities	113,255

NET ASSETS	$7,561,832

Net assets were comprised of:
Paid-in capital	$7,286,334
Retained earnings	275,498

Net assets, June 30, 2015	$7,561,832

Net asset value and redemption price per share, $7,561,832 / 712,887 outstanding shares of beneficial interest.	$10.61

STATEMENT OF OPERATIONS (Unaudited) Six Months Ended June 30, 2015
INCOME
Unaffiliated dividend income (net of $4,942 foreign withholding tax)	$75,537
Affiliated dividend income	209

75,746

EXPENSES
Advisory fees	33,830
Distribution fee	3,417
Custodian and accounting fees	27,000
Audit fee	14,000
Trustees’ fees	5,000
Legal fees and expenses	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Shareholders’ reports	2,000
Miscellaneous	6,446

Total expenses	99,693
Less: advisory fee waivers and/or expense reimbursement	(56,637)

Net expenses	43,056

NET INVESTMENT INCOME	32,690

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	164,013
Foreign currency transactions	(1,302)

162,711

Net change in unrealized appreciation (depreciation) on:
Investments	(139,576)
Foreign currencies	18

(139,558)

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	23,153

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$55,843

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)
	Six Months Ended June 30, 2015	April 28, 2014* through December 31, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$32,690	$44,238
Net realized gain (loss) on investment and foreign currency transactions	162,711	(37,511)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(139,558)	212,928

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	55,843	219,655

FUND SHARE TRANSACTIONS:
Fund share sold [143,452 and 600,076 shares, respectively]	1,551,158	6,053,367
Fund share repurchased [29,069 and 1,572 shares, respectively]	(301,810)	(16,381)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	1,249,348	6,036,986

TOTAL INCREASE IN NET ASSETS	1,305,191	6,256,641
NET ASSETS:
Beginning of period	6,256,641	—

End of period	$7,561,832	$6,256,641

*	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A50

AST MANAGED EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

LONG-TERM INVESTMENTS — 97.4%
	Shares	Value (Note 2)
AFFILIATED MUTUAL FUNDS — 91.6%
AST AQR Emerging Markets Equity Portfolio*	58,717	$597,156
AST Global Real Estate Portfolio*	12,634	139,221
AST Goldman Sachs Mid-Cap Growth Portfolio*	67,916	534,496
AST International Growth Portfolio*	88,685	1,279,724
AST International Value Portfolio*	69,406	1,272,907
AST Large-Cap Value Portfolio*	34,158	779,834
AST MFS Global Equity Portfolio*	22,386	361,308
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	18,864	531,790
AST QMA US Equity Alpha Portfolio*	31,076	668,765
AST Small-Cap Growth Portfolio*	4,543	161,043
AST Small-Cap Value Portfolio*	7,220	158,411
AST T. Rowe Price Large-Cap Growth Portfolio*	33,160	784,906

TOTAL AFFILIATED MUTUAL FUNDS (cost $7,143,895)(w)		7,269,561

EXCHANGE TRADED FUNDS — 5.8%
iShares Currency Hedged MSCI Japan ETF	6,220	197,050
iShares Russell 2000 Index Fund	1,100	137,346
SPDR S&P 500 ETF Trust	100	20,585
Vanguard Information Technology ETF	1,000	106,230

TOTAL EXCHANGE TRADED FUNDS (cost $460,043)		461,211

TOTAL LONG-TERM INVESTMENTS (cost $7,603,938)		7,730,772

SHORT-TERM INVESTMENTS — 3.8%		Shares	Value (Note 2)
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $275,376)(w)(Note 4)		275,376	$275,376

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n) — 0.3%
U.S. Treasury Bills
(cost $24,997)
0.055%	09/17/15	25	25,000

TOTAL SHORT-TERM INVESTMENTS (cost $300,373)			300,376

TOTAL INVESTMENTS — 101.2% (cost $7,904,311)			8,031,148
LIABILITIES IN EXCESS OF OTHER ASSETS(x) — (1.2)%			(98,207)

NET ASSETS — 100.0%			$7,932,941

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects yield to maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2015	Unrealized Appreciation(1)
Long Position:
4	Euro STOXX 50	Sep. 2015	$153,186	$153,225	$39

(1)	U.S. Treasury Securities with a market value of $25,000 has been segregated to cover requirement for open futures contracts as of June 30, 2015.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$7,544,937	$—	$—
Exchange Traded Funds	461,211	—	—
U.S. Treasury Obligation	—	25,000	—
Other Financial Instruments*
Financial Futures Contracts	39	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A51

AST MANAGED EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

	Level 1	Level 2	Level 3
Total	$8,006,187	$25,000	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

The investment allocation of Portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2015 were as follows:

Investment Type

Large/Mid-Cap Value	25.0%
International Growth	20.7
Large/Mid-Cap Growth	16.6
International Value	16.0
Emerging Markets	7.5
Exchange Traded Funds	5.8
Affiliated Money Market Mutual Fund	3.5
Small-Cap Growth	2.0
Small-Cap Value	2.0
Sector	1.8
U.S. Treasury Obligation	0.3

101.2
Liabilities in excess of other assets	(1.2)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2015 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Due from/to broker — variation margin futures	$39	*	—	$—

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(2,528)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$39

For the six months ended June 30, 2015, the Portfolio’s average value at trade date for futures long position was $153,705.

SEE NOTES TO FINANCIAL STATEMENTS.

A52

AST MANAGED EQUITY PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2015

ASSETS:
Investments at value:
Affiliated investments (cost $7,419,271)	$7,544,937
Unaffiliated investments (cost $485,040)	486,211
Foreign currency, at value (cost $626)	625
Dividends and interest receivable	140
Prepaid expenses	69

Total Assets	8,031,982

LIABILITIES:
Payable for investments purchased	56,000
Accrued expenses and other liabilities	32,435
Payable for fund share repurchased	8,918
Due to broker—variation margin futures	1,338
Affiliated transfer agent fee payable	350

Total Liabilities	99,041

NET ASSETS	$7,932,941

Net assets were comprised of:
Paid-in capital	$7,819,461
Retained earnings	113,480

Net assets, June 30, 2015	$7,932,941

Net asset value and redemption price per share, $7,932,941 / 736,158 outstanding shares of beneficial interest	$10.78

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2015

INCOME
Unaffiliated dividend income	$429
Affiliated dividend income	146
Interest income	5

580

EXPENSES
Advisory fees	3,802
Custodian and accounting fees	15,000
Audit fee	12,000
Trustees’ fees	5,000
Legal fees and expenses	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Shareholders’ reports	1,000
Miscellaneous	4,394

Total expenses	50,196
Less: advisory fee waivers and/or expense reimbursement	(44,529)

Net expenses	5,667

NET INVESTMENT LOSS	(5,087)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized loss on:
Investment transactions (including affiliated $(6,568))	(7,725)
Futures transactions	(2,528)
Foreign currency transactions	(42)

(10,295)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated $113,219)	114,390
Futures	39
Foreign currencies	(1)

114,428

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	104,133

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$99,046

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2015	April 28, 2014* through December 31, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment loss	$(5,087)	$(1,081)
Net realized gain (loss) on investment and foreign currency transactions	(10,295)	3,068
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	114,428	12,447

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	99,046	14,434

FUND SHARE TRANSACTIONS:
Fund share sold [495,751 and 292,549 shares, respectively]	5,360,847	3,006,361
Fund share repurchased [41,470 and 10,672 shares, respectively]	(437,625)	(110,122)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	4,923,222	2,896,239

TOTAL INCREASE IN NET ASSETS	5,022,268	2,910,673
NET ASSETS:
Beginning of period	2,910,673	—

End of period	$7,932,941	$2,910,673

*	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A53

AST MANAGED FIXED-INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

LONG-TERM INVESTMENTS — 99.6%
AFFILIATED MUTUAL FUNDS	Shares	Value (Note 2)
AST Goldman Sachs Strategic Income Portfolio*	72,415	$700,974
AST High Yield Portfolio*	154,134	1,327,097
AST Lord Abbett Core Fixed Income Portfolio*	245,947	2,939,064
AST PIMCO Limited Maturity Bond Portfolio*	67,426	703,931
AST Prudential Core Bond Portfolio*	610,215	6,822,204
AST Templeton Global Bond Portfolio*	64,738	693,991
AST Western Asset Emerging Markets Debt Portfolio*	71,716	696,365

TOTAL LONG-TERM INVESTMENTS (cost $13,956,740)(w)		13,883,626

SHORT-TERM INVESTMENT — 0.7%
AFFILIATED MONEY MARKET MUTUAL FUND	Shares	Value (Note 2)
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $98,394)(w)(Note 4)	98,394	$98,394

TOTAL INVESTMENTS — 100.3% (cost $14,055,134)		13,982,020
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(36,039)

NET ASSETS — 100.0%		$13,945,981

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$13,982,020	$—	$—

The investment allocation of Portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2015 were as follows:

Investment Type

Core Bonds	80.1%
High Yield	9.5
Emerging Markets	5.0
Global Bonds	5.0
Affiliated Money Market Mutual Fund	0.7

100.3
Liabilities in excess of other assets	(0.3)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A54

AST MANAGED FIXED-INCOME PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2015

ASSETS:
Investments at value:
Affiliated investments (cost $14,055,134)	$13,982,020
Receivable for investments sold	8,000
Receivable for fund share sold	2,801
Dividends receivable	17
Prepaid expenses	67

Total Assets	13,992,905

LIABILITIES:
Accrued expenses and other liabilities	43,602
Payable for investments purchased	2,682
Affiliated transfer agent fee payable	350
Advisory fees payable	239
Payable for fund share repurchased	51

Total Liabilities	46,924

NET ASSETS	$13,945,981

Net assets were comprised of:
Paid-in capital	$14,083,081
Retained earnings	(137,100)

Net assets, June 30, 2015	$13,945,981

Net asset value and redemption price per share, $13,945,981 / 1,391,495 outstanding shares of beneficial interest	$10.02

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2015

INCOME
Affiliated dividend income	$70

EXPENSES
Advisory fees	7,147
Custodian and accounting fees	16,000
Audit fee	11,000
Trustees’ fees	5,000
Legal fees and expenses	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Shareholders’ reports	3,000
Loan interest expense	19
Miscellaneous	5,433

Total expenses	55,599
Less: advisory fee waivers and/or expense reimbursement	(32,294)

Net expenses	23,305

NET INVESTMENT LOSS	(23,235)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investment transactions (including affiliated $(23,491))	(23,491)
Net change in unrealized appreciation (depreciation) on investments (including affiliated $(60,895))	(60,895)

NET LOSS ON INVESTMENTS	(84,386)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(107,621)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2015	April 28, 2014* through December 31, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment loss	$(23,235)	$(7,380)
Net realized loss on investment transactions	(23,491)	(9,880)
Net change in unrealized appreciation (depreciation) on investments	(60,895)	(12,219)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	(107,621)	(29,479)

FUND SHARE TRANSACTIONS:
Fund share sold [882,653 and 599,117 shares, respectively]	8,931,052	6,065,014
Fund share repurchased [50,839 and 39,436 shares, respectively]	(513,732)	(399,253)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	8,417,320	5,665,761

TOTAL INCREASE IN NET ASSETS	8,309,699	5,636,282
NET ASSETS:
Beginning of period	5,636,282	—

End of period	$13,945,981	$5,636,282

*	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A55

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

LONG-TERM INVESTMENTS — 49.0%		Value (Note 2)
AFFILIATED MUTUAL FUNDS — 46.2%	Shares
AST Global Real Estate Portfolio*	68,218	$751,764
AST High Yield Portfolio*	377,041	3,246,321
AST Prudential Core Bond Portfolio*	110,402	1,234,290
AST QMA Emerging Markets Equity Portfolio*	44,351	435,973
AST QMA US Equity Alpha Portfolio*	337,665	7,266,556

TOTAL AFFILIATED MUTUAL FUNDS (cost $12,951,599)(w)		12,934,904

EXCHANGE TRADED FUNDS — 2.8%
Financial Select Sector SPDR Fund	12,150	296,217
Global X FTSE Portugal 20 ETF	100	1,129
PowerShares Preferred Portfolio	26,600	386,498
SPDR S&P Insurance ETF	1,470	100,077

TOTAL EXCHANGE TRADED FUNDS (cost $800,161)		783,921

TOTAL LONG-TERM INVESTMENTS (cost $13,751,760)		13,718,825

SHORT-TERM INVESTMENTS — 50.1%
AFFILIATED MONEY MARKET MUTUAL FUND — 48.0%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $13,445,019)(w)(Note 4)	13,445,019	13,445,019

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. TREASURY OBLIGATIONS(k)(n) — 2.1%

U.S. Treasury Bills
0.045%	09/17/15	50	$50,000
0.060%	09/17/15	150	150,000
0.100%	09/17/15	50	50,000
0.100%	12/17/15	200	199,944
0.115%	09/17/15	50	50,000
0.140%	09/17/15	100	100,000

TOTAL U.S. TREASURY OBLIGATIONS (cost $599,829)			599,944

TOTAL SHORT-TERM INVESTMENTS (cost $14,044,848)			14,044,963

TOTAL INVESTMENTS — 99.1% (cost $27,796,608)			27,763,788
OTHER ASSETS IN EXCESS OF LIABILITIES(x) — 0.9%			257,390

NET ASSETS — 100.0%			$28,021,178

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects yield to maturity at purchase date.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at June 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2015	Unrealized Appreciation (Depreciation)(1)
Long Positions:
6	10 Year U.S. Treasury Notes	Sep. 2015	$754,859	$757,031	$2,172
4	DAX Index	Sep. 2015	1,224,386	1,226,504	2,118
29	Euro STOXX 50	Sep. 2015	1,110,599	1,110,883	284
7	IBEX 35 Index	Jul. 2015	837,170	840,869	3,699
23	TOPIX Index	Sep. 2015	3,103,877	3,064,224	(39,653)

					$(31,380)

(1)	Cash of $12,303 and U.S. Treasury Obligations with a combined market value of $599,944 have been segregated with Credit Suisse First Boston Corp. to cover requirements for open futures contracts as of June 30, 2015.

SEE NOTES TO FINANCIAL STATEMENTS.

A56

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$26,379,923	$—	$—
Exchange Traded Funds	783,921	—	—
U.S. Treasury Obligations	—	599,944	—
Other Financial Instruments*
Financial Futures Contracts	(31,380)	—	—

Total	$27,132,464	$599,944	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2015 were as follows:

Affiliated Money Market Mutual Fund	48.0%
Affiliated Mutual Funds	46.2
Exchange Traded Funds	2.8
U.S. Treasury Obligations	2.1

99.1
Other assets in excess of liabilities	0.9

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2015 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from/to broker — variation margin futures	$2,172	*	—	$—
Equity contracts	Due from/to broker — variation margin futures	6,101	*	Due from/to broker — variation margin futures	39,653	*

Total		$8,273			$39,653

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(10)
Equity contracts	(5,857)

Total	$(5,867)

SEE NOTES TO FINANCIAL STATEMENTS.

A57

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$2,172
Equity contracts	(66,837)

Total	$(64,665)

For the six months ended June 30, 2015, the Portfolio’s average value at trade date for futures long positions was $3,591,294.

SEE NOTES TO FINANCIAL STATEMENTS.

A58

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2015

ASSETS:
Investments at value:
Affiliated investments (cost $26,396,618)	$26,379,923
Unaffiliated investments (cost $1,399,990)	1,383,865
Deposit with broker	12,303
Receivable for fund share sold	323,083
Dividends and interest receivable	1,904
Prepaid expenses	69

Total Assets	28,101,147

LIABILITIES:
Accrued expenses and other liabilities	53,278
Payable to custodian	12,334
Due to broker—variation margin futures	10,396
Advisory fees payable	3,433
Affiliated transfer agent fee payable	350
Distribution fee payable	178

Total Liabilities	79,969

NET ASSETS	$28,021,178

Net assets were comprised of:
Paid-in capital	$27,654,859
Retained earnings	366,319

Net assets, June 30, 2015	$28,021,178

Net asset value and redemption price per share, $28,021,178 / 2,586,984 outstanding shares of beneficial interest	$10.83

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2015

INCOME
Unaffiliated dividend income	$12,605
Affiliated dividend income	5,676
Interest income	15

18,296

EXPENSES
Advisory fees	99,842
Distribution fee	8,758
Custodian and accounting fees	35,000
Audit fee	19,000
Trustees’ fees	5,000
Legal fees and expenses	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Shareholders’ reports	3,000
Miscellaneous	5,618

Total expenses	184,218
Less: advisory fee waivers and/or expense reimbursement	(117,832)
Less: distribution fee waiver	(4,766)

Net expenses	61,620

NET INVESTMENT LOSS	(43,324)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated $400,093)	356,281
Futures transactions	(5,867)
Foreign currency transactions	82,975

433,389

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated $(333,928))	(337,976)
Futures	(64,665)
Foreign currencies	(19)

(402,660)

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	30,729

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(12,595)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2015	April 28, 2014* through December 31, 2014
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment loss	$(43,324)	$(4,914)
Net realized gain on investment and foreign currency transactions	433,389	45,387
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(402,660)	338,441

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(12,595)	378,914

FUND SHARE TRANSACTIONS:
Fund share sold [1,708,118 and 1,140,913 shares, respectively]	18,730,891	11,689,209
Fund share repurchased [18,842 and 243,205 shares, respectively]	(205,083)	(2,560,158)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	18,525,808	9,129,051

TOTAL INCREASE IN NET ASSETS	18,513,213	9,507,965
NET ASSETS:
Beginning of period	9,507,965	—

End of period	$28,021,178	$9,507,965

*	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A59

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

LONG-TERM INVESTMENTS — 99.4%

COMMON STOCKS — 96.4%	Shares	Value (Note 2)
Australia — 5.7%
AGL Energy Ltd.	220,443	$2,640,669
AMP Ltd.	156,546	726,423
Australia & New Zealand Banking Group Ltd.	369,873	9,179,213
BHP Billiton Ltd.	135,988	2,773,999
BHP Billiton PLC	91,658	1,802,140
Caltex Australia Ltd.	13,516	331,793
Commonwealth Bank of Australia	36,816	2,414,285
Federation Centres, REIT	222,665	501,021
Goodman Group, REIT	121,342	586,044
GPT Group (The), REIT	388,543	1,280,897
Lend Lease Group	387,515	4,480,554
Macquarie Group Ltd.	105,504	6,610,407
Newcrest Mining Ltd.*	52,744	531,088
Scentre Group, REIT	516,724	1,492,667
Sonic Healthcare Ltd.	319,646	5,263,518
South32 Ltd.*	671,857	927,886
Stockland, REIT	102,579	323,917
Tatts Group Ltd.	640,848	1,837,478
Telstra Corp. Ltd.	299,605	1,417,898
Wesfarmers Ltd.	137,990	4,149,799
Westpac Banking Corp.	30,567	756,291
Woodside Petroleum Ltd.	50,590	1,334,904

		51,362,891

Austria — 0.5%
ANDRITZ AG	54,177	3,000,114
OMV AG	43,298	1,191,985
Voestalpine AG	9,499	395,894

		4,587,993

Belgium — 1.3%
Ageas	84,390	3,256,055
Anheuser-Busch InBev NV	22,006	2,648,217
KBC Groep NV	90,432	6,062,409

		11,966,681

China — 0.2%
Yangzijiang Shipbuilding Holdings Ltd.	1,371,000	1,439,983

Denmark — 2.6%
A.P. Moller-Maersk A/S (Class A Stock)	263	461,251
A.P. Moller-Maersk A/S (Class B Stock)	1,241	2,243,780
Carlsberg A/S (Class B Stock)	17,061	1,545,824
Danske Bank A/S	34,852	1,024,544
Novo Nordisk A/S (Class B Stock)	238,253	13,074,105
Vestas Wind Systems A/S	106,378	5,302,254

		23,651,758

Finland — 1.3%
Fortum OYJ	171,335	3,043,766
Neste OYJ	70,072	1,787,543
Orion OYJ (Class B Stock)	33,341	1,167,883
Sampo OYJ (Class A Stock)	15,918	750,169
UPM-Kymmene OYJ	284,562	5,035,594

		11,784,955

France — 10.1%
Air Liquide SA	10,251	1,300,757
Airbus Group SE	105,040	6,842,041

COMMON STOCKS (continued)	Shares	Value (Note 2)
France (continued)
Atos SE	5,793	$432,873
AXA SA	310,702	7,876,885
Cap Gemini SA	62,598	5,553,489
Carrefour SA	36,939	1,186,982
Christian Dior SE	3,680	720,431
Cie Generale des Etablissements Michelin	52,649	5,539,942
Credit Agricole SA	71,045	1,060,701
Dassault Systemes	8,590	623,586
Electricite de France SA	174,585	3,905,235
Essilor International SA	13,913	1,666,788
Groupe Eurotunnel SE	109,247	1,583,998
Imerys SA	4,825	370,141
L’Oreal SA	15,243	2,727,299
LVMH Moet Hennessy Louis Vuitton SE	36,885	6,484,780
Pernod Ricard SA	12,254	1,416,596
Peugeot SA*	254,144	5,240,928
Publicis Groupe SA	71,191	5,276,901
Renault SA	13,008	1,363,858
Safran SA	14,183	963,870
Sanofi	81,708	8,083,384
SCOR SE	62,379	2,205,817
Societe BIC SA	16,377	2,610,884
Societe Generale SA	42,137	1,977,232
Sodexo SA	14,348	1,365,900
Total SA	210,650	10,332,607
Valeo SA	5,155	815,435
Vivendi SA	83,618	2,120,273

		91,649,613

Germany — 7.3%
Allianz SE	57,957	9,038,476
BASF SE	61,447	5,406,913
Bayer AG	34,893	4,886,430
Brenntag AG	10,344	593,555
Continental AG	20,576	4,871,941
Daimler AG	111,999	10,202,639
Deutsche Telekom AG	232,260	4,004,239
Fresenius SE & Co. KGaA	26,127	1,677,525
Hannover Rueck SE	39,886	3,860,441
HeidelbergCement AG	9,708	769,427
Henkel AG & Co. KGaA	7,916	754,839
Infineon Technologies AG	71,950	892,872
K+S AG	158,007	6,662,824
Metro AG	90,853	2,869,519
Muenchener Rueckversicherungs-Gesellschaft AG	11,684	2,071,512
OSRAM Licht AG	82,579	3,950,649
ProSiebenSat.1 Media AG	14,628	722,539
SAP SE	5,045	353,536
Siemens AG	11,000	1,112,888
TUI AG	30,915	500,210
Volkswagen AG	2,007	464,715

		65,667,689

Hong Kong — 3.6%
AIA Group Ltd.	108,000	706,175
BOC Hong Kong Holdings Ltd.	245,500	1,021,784
Cathay Pacific Airways Ltd.	1,758,000	4,319,247
Cheung Kong Infrastructure Holdings Ltd.	555,000	4,308,134
Cheung Kong Property Holdings Ltd.*	194,496	1,613,367

SEE NOTES TO FINANCIAL STATEMENTS.

A60

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Hong Kong (continued)
CK Hutchison Holdings Ltd.	194,496	$2,859,476
Henderson Land Development Co. Ltd.	744,700	5,090,725
Hysan Development Co. Ltd.	496,000	2,147,918
Kerry Properties Ltd.	642,000	2,516,518
Link REIT (The), REIT	921,500	5,392,560
MTR Corp. Ltd.	78,000	362,901
Power Assets Holdings Ltd.	97,000	884,388
Sino Land Co. Ltd.	212,000	353,853
Swire Properties Ltd.	109,800	350,206
Wheelock & Co. Ltd.	65,000	331,673

		32,258,925

Ireland — 1.0%
Ryanair Holdings PLC, ADR	54,000	3,852,900
Shire PLC	60,063	4,826,005

		8,678,905

Israel — 1.5%
Bank Hapoalim BM	861,489	4,636,495
Bank Leumi Le-Israel BM*	239,565	1,012,283
NICE-Systems Ltd.	5,495	348,998
Teva Pharmaceutical Industries Ltd.	133,957	7,927,304

		13,925,080

Italy — 1.8%
Eni SpA	171,234	3,041,399
Luxottica Group SpA	53,161	3,536,167
Mediobanca SpA	41,003	402,021
Snam SpA	140,594	669,092
Telecom Italia SpA, (CHIX)	5,254,856	5,358,713
Telecom Italia SpA, (SGMX)*	2,723,007	3,460,436

		16,467,828

Japan — 22.5%
Alfresa Holdings Corp.	23,300	362,575
Aozora Bank Ltd.	93,000	350,890
Asahi Glass Co. Ltd.	69,000	414,244
Asahi Kasei Corp.	85,000	697,220
Bandai Namco Holdings, Inc.	18,000	347,842
Bank of Yokohama Ltd. (The)	78,000	477,670
Central Japan Railway Co.	9,700	1,750,409
Chubu Electric Power Co., Inc.	44,300	660,254
Daicel Corp.	29,100	373,417
Daiichi Sankyo Co. Ltd.	18,900	349,283
Daiwa House Industry Co. Ltd.	34,300	799,120
Dentsu, Inc.	8,200	424,207
FANUC Corp.	15,500	3,171,542
Fast Retailing Co. Ltd.	3,700	1,677,843
Fuji Electric Co. Ltd.	84,000	361,280
Fuji Heavy Industries Ltd.	39,900	1,467,154
FUJIFILM Holdings Corp.	164,500	5,870,680
Hoya Corp.	28,400	1,137,413
Ibiden Co. Ltd.	224,600	3,798,303
ITOCHU Corp.	432,000	5,705,517
J Front Retailing Co. Ltd.	20,700	389,601
Japan Airlines Co. Ltd.	11,000	383,344
Japan Tobacco, Inc.	103,300	3,672,240
JFE Holdings, Inc.	233,900	5,182,264
Kansai Electric Power Co., Inc. (The)*	48,500	536,921
Kawasaki Heavy Industries Ltd.	98,000	456,797
KDDI Corp.	312,900	7,550,888

COMMON STOCKS (continued)	Shares	Value (Note 2)
Japan (continued)
Keyence Corp.	5,000	$2,694,884
Kobe Steel Ltd.	2,525,000	4,248,091
Kuraray Co. Ltd.	50,100	611,990
MEIJI Holdings Co. Ltd.	4,200	541,926
Minebea Co. Ltd.	314,000	5,183,626
Mitsubishi Chemical Holdings Corp.	97,100	610,432
Mitsubishi Electric Corp.	530,000	6,843,733
Mitsubishi Gas Chemical Co., Inc.	60,000	335,955
Mitsubishi Materials Corp.	1,076,000	4,131,538
Mitsubishi UFJ Financial Group, Inc.	1,655,700	11,911,878
Mitsui & Co. Ltd.	294,100	3,995,680
Mitsui OSK Lines Ltd.	899,000	2,877,690
Mizuho Financial Group, Inc.	4,203,800	9,095,899
Murata Manufacturing Co. Ltd.	54,600	9,528,544
NGK Insulators Ltd.	17,000	437,428
NH Foods Ltd.	92,000	2,098,030
NHK Spring Co. Ltd.	273,700	3,013,538
Nippon Express Co. Ltd.	64,000	314,459
Nippon Paint Holdings Co. Ltd.	11,100	312,805
Nippon Steel & Sumitomo Metal Corp.	522,000	1,353,470
Nippon Telegraph & Telephone Corp.	194,400	7,040,343
Nippon Yusen Kabushiki Kaisha	128,000	356,359
Nitto Denko Corp.	11,000	903,346
NOK Corp.	149,900	4,644,473
Nomura Holdings, Inc.	230,800	1,558,326
NSK Ltd.	32,000	493,415
NTT Data Corp.	8,200	358,100
Obayashi Corp.	54,000	393,776
ORIX Corp.	380,300	5,647,258
Otsuka Holdings Co. Ltd.	165,800	5,282,918
Panasonic Corp.	562,700	7,706,859
Resona Holdings, Inc.	609,800	3,325,928
Sega Sammy Holdings, Inc.	123,500	1,614,800
Shimano, Inc.	5,200	709,594
Shimizu Corp.	44,000	370,284
SMC Corp.	1,300	391,195
Sumitomo Chemical Co. Ltd.	99,000	594,832
Sumitomo Corp.	74,700	869,465
Sumitomo Heavy Industries Ltd.	802,000	4,671,126
Sumitomo Metal Mining Co. Ltd.	30,000	456,269
Sumitomo Mitsui Financial Group, Inc.	214,200	9,536,013
Sumitomo Mitsui Trust Holdings, Inc.	218,000	997,263
Suzuken Co. Ltd.	11,900	380,717
Taisei Corp.	70,000	401,870
Takashimaya Co. Ltd.	207,000	1,876,330
TDK Corp.	49,400	3,782,682
THK Co. Ltd.	13,500	291,333
Tohoku Electric Power Co., Inc.	30,000	406,185
Tokio Marine Holdings, Inc.	48,600	2,021,230
Tokyo Electric Power Co., Inc.*	98,500	536,618
Tokyo Electron Ltd.	11,500	730,907
TOTO Ltd.	22,000	396,525
Toyota Motor Corp.	150,600	10,077,743
USS Co. Ltd.	19,900	358,899
West Japan Railway Co.	91,700	5,866,885

		203,560,380

Netherlands — 3.0%
Heineken Holding NV	6,867	481,305
Heineken NV	29,343	2,230,876

SEE NOTES TO FINANCIAL STATEMENTS.

A61

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Netherlands (continued)
ING Groep NV, CVA	414,207	$6,878,077
Koninklijke Ahold NV	61,065	1,146,355
NN Group NV	134,856	3,797,859
Randstad Holding NV	8,490	552,424
Royal Dutch Shell PLC (Class A Stock)	259,096	7,325,676
Royal Dutch Shell PLC (Class B Stock)	166,364	4,736,440

		27,149,012

New Zealand
Auckland International Airport Ltd.	106,476	356,363

Norway — 1.3%
DNB ASA	344,084	5,730,243
Orkla ASA	55,091	432,250
Yara International ASA	106,583	5,553,841

		11,716,334

Portugal — 0.1%
EDP — Energias de Portugal SA	162,467	619,000

Singapore — 1.1%
CapitaLand Commercial Trust, REIT	2,511,200	2,906,414
Keppel Corp. Ltd.	95,000	579,037
Oversea-Chinese Banking Corp. Ltd.	265,726	2,006,752
Singapore Airlines Ltd.	42,000	334,405
Wilmar International Ltd.	1,862,500	4,533,112

		10,359,720

South Africa — 0.5%
Mondi PLC	225,731	4,859,793

Spain — 2.4%
Amadeus IT Holding SA (Class A Stock)	30,012	1,198,088
Banco Santander SA	1,115,506	7,846,506
Distribuidora Internacional de Alimentacion SA	280,678	2,151,002
Enagas SA	13,745	374,173
Endesa SA	252,057	4,827,321
Ferrovial SA	186,510	4,052,206
Repsol SA	71,115	1,253,450

		21,702,746

Sweden — 3.1%
Boliden AB	18,483	336,958
ICA Gruppen AB	62,801	2,227,999
Investment AB Kinnevik (Class B Stock)	21,213	670,964
Investor AB (Class B Stock)	35,213	1,312,941
Nordea Bank AB	287,025	3,579,705
Skandinaviska Enskilda Banken AB	478,677	6,122,921
Skanska AB (Class B Stock)	239,763	4,858,568
Svenska Cellulosa AB SCA (Class B Stock)	232,639	5,915,589
Svenska Handelsbanken AB (Class A Stock)	101,958	1,488,409
Volvo AB (Class B Stock)	104,655	1,299,556

		27,813,610

Switzerland — 8.0%
Chocoladefabriken Lindt & Spruengli AG	7	438,133
Givaudan SA*	620	1,073,410
Julius Baer Group Ltd.*	6,506	365,077
Kuehne & Nagel International AG	3,163	419,993
Lonza Group AG*	41,358	5,528,125
Nestle SA	229,761	16,577,401

COMMON STOCKS (continued)	Shares	Value (Note 2)
Switzerland (continued)
Novartis AG	173,505	$17,066,032
Roche Holding AG	45,166	12,664,163
Schindler Holding AG, (BRN)	2,369	387,453
Schindler Holding AG, (SWX)	3,813	622,716
SGS SA	454	827,912
Sika AG	102	359,742
Swiss Life Holding AG*	18,979	4,345,826
Swiss Prime Site AG*	4,538	344,373
Swiss Re AG	75,128	6,650,537
UBS Group AG*	246,092	5,221,205

		72,892,098

United Kingdom — 17.4%
3i Group PLC	605,654	4,914,360
ARM Holdings PLC	291,158	4,764,446
Ashtead Group PLC	68,290	1,176,940
AstraZeneca PLC	16,334	1,033,776
BAE Systems PLC	483,418	3,425,201
Barratt Developments PLC	402,716	3,884,304
BG Group PLC	226,588	3,773,756
BP PLC	1,891,632	12,554,077
British American Tobacco PLC	51,222	2,757,904
British Land Co. PLC (The), REIT	64,831	807,537
BT Group PLC	752,970	5,332,006
Bunzl PLC	17,502	477,442
Diageo PLC	16,721	484,234
Direct Line Insurance Group PLC	103,284	545,189
Dixons Carphone PLC	366,212	2,604,080
easyJet PLC	14,734	358,160
Fiat Chrysler Automobiles NV*	62,041	910,153
GlaxoSmithKline PLC	312,004	6,487,130
HSBC Holdings PLC	1,313,197	11,758,835
Imperial Tobacco Group PLC	171,612	8,265,163
International Consolidated Airlines Group SA*	53,324	416,009
Intu Properties PLC, REIT	518,286	2,503,648
ITV PLC	254,613	1,053,439
J Sainsbury PLC	501,620	2,088,095
Land Securities Group PLC, REIT	54,920	1,038,480
Legal & General Group PLC	876,237	3,426,121
Lloyds Banking Group PLC	2,147,427	2,882,257
Marks & Spencer Group PLC	110,052	928,386
Meggitt PLC	54,957	402,433
Merlin Entertainments PLC	257,616	1,727,783
National Grid PLC	404,598	5,207,479
Persimmon PLC*	176,462	5,474,870
Prudential PLC	186,273	4,489,068
Rexam PLC	238,798	2,071,093
Rio Tinto Ltd.	30,149	1,247,168
Rio Tinto PLC	85,238	3,506,071
Royal Mail PLC	45,222	365,596
SABMiller PLC	76,083	3,944,910
Schroders PLC	18,063	901,280
Segro PLC, REIT	136,614	870,418
Severn Trent PLC	17,059	557,423
Sky PLC	70,417	1,146,920
SSE PLC	67,563	1,630,582
Tate & Lyle PLC	112,314	916,773
Taylor Wimpey PLC	425,550	1,241,014
Unilever NV, CVA	215,352	9,003,700

SEE NOTES TO FINANCIAL STATEMENTS.

A62

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
United Kingdom (continued)
Vodafone Group PLC	3,111,138	$11,349,035
WM Morrison Supermarkets PLC	1,726,639	4,901,510
WPP PLC	275,506	6,184,020

		157,790,274

United States — 0.1%
QIAGEN NV*	15,851	389,567
Transocean Ltd.	24,520	397,514

		787,081

TOTAL COMMON STOCKS (cost $846,255,033)		873,048,712

EXCHANGE TRADED FUND — 2.1%
iShares MSCI EAFE ETF (cost $20,157,343)	302,155	19,183,821

PREFERRED STOCKS — 0.9%
Germany
Henkel AG & Co. KGaA (PRFC)	12,089	1,356,583
Volkswagen AG (PRFC)	28,961	6,721,246

TOTAL PREFERRED STOCKS (cost $7,955,643)		8,077,829

TOTAL LONG-TERM INVESTMENTS (cost $874,368,019)		900,310,362

SHORT-TERM INVESTMENTS — 0.1%
Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
U.S. TREASURY OBLIGATIONS(n) — 0.1%
U.S. Treasury Bills
0.010%	09/17/15	(k)	150	$150,000
0.060%	09/17/15	(k)	150	150,000
0.100%	12/17/15	(k)	150	149,958

TOTAL U.S. TREASURY OBLIGATIONS (cost $449,909)				449,958

TOTAL INVESTMENTS — 99.5% (cost $874,817,928)				900,760,320
OTHER ASSETS IN EXCESS OF LIABILITIES(x) — 0.5%				4,677,193

NET ASSETS — 100.0%				$905,437,513

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects yield to maturity at purchase date.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2015	Unrealized Depreciation(1)
Long Position:
90	Mini MSCI EAFE Index	Sep. 2015	$8,473,950	$8,253,000	$(220,950)

(1)	U.S. Treasury Obligations with a market value of $449,958 have been segregated with Credit Suisse First Boston Corp. to cover requirements for open futures contracts at June 30, 2015.

SEE NOTES TO FINANCIAL STATEMENTS.

A63

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$927,886	$50,435,005	$—
Austria	—	4,587,993	—
Belgium	—	11,966,681	—
China	—	1,439,983	—
Denmark	—	23,651,758	—
Finland	—	11,784,955	—
France	2,610,884	89,038,729	—
Germany	—	65,667,689	—
Hong Kong	1,613,367	30,645,558	—
Ireland	3,852,900	4,826,005	—
Israel	—	13,925,080	—
Italy	—	16,467,828	—
Japan	—	203,560,380	—
Netherlands	—	27,149,012	—
New Zealand	—	356,363	—
Norway	—	11,716,334	—
Portugal	—	619,000	—
Singapore	—	10,359,720	—
South Africa	—	4,859,793	—
Spain	—	21,702,746	—
Sweden	2,227,999	25,585,611	—
Switzerland	344,373	72,547,725	—
United Kingdom	2,547,355	155,242,919	—
United States	—	787,081	—
Exchange Traded Fund	19,183,821	—	—
Preferred Stocks
Germany	—	8,077,829	—
U. S. Treasury Obligations	—	449,958	—
Other Financial Instruments*
Futures	(220,950)	—	—

Total	$33,087,635	$867,451,735	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

SEE NOTES TO FINANCIAL STATEMENTS.

A64

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2015 were as follows:

Banks	12.5%
Pharmaceuticals	9.2
Insurance	6.2
Oil, Gas & Consumable Fuels	5.3
Automobiles	4.0
Food Products	3.8
Metals & Mining	3.0
Diversified Telecommunication Services	2.9
Chemicals	2.7
Machinery	2.4
Electric Utilities	2.4
Food & Staples Retailing	2.3
Capital Markets	2.2
Electronic Equipment, Instruments & Components	2.2
Exchange Traded Funds	2.1
Wireless Telecommunication Services	2.1
Auto Components	2.1
Household Durables	2.0
Real Estate Management & Development	2.0
Real Estate Investment Trusts (REITs)	2.0
Media	1.9
Electrical Equipment	1.8
Tobacco	1.6
Trading Companies & Distributors	1.4
Beverages	1.4
Aerospace & Defense	1.3
Textiles, Apparel & Luxury Goods	1.2
Construction & Engineering	1.1
Paper & Forest Products	1.1

Airlines	1.1%
Road & Rail	0.9
Household Products	0.9
Multi-Utilities	0.9
Health Care Providers & Services	0.8
Diversified Financial Services	0.8
IT Services	0.8
Semiconductors & Semiconductor Equipment	0.7
Marine	0.7
Life Sciences Tools & Services	0.7
Technology Hardware, Storage & Peripherals	0.6
Hotels, Restaurants & Leisure	0.6
Specialty Retail	0.5
Industrial Conglomerates	0.5
Multiline Retail	0.4
Health Care Equipment & Supplies	0.3
Personal Products	0.3
Leisure Products	0.3
Commercial Services & Supplies	0.3
Containers & Packaging	0.2
Transportation Infrastructure	0.2
Professional Services	0.2
Software	0.1
Construction Materials	0.1
Gas Utilities	0.1
Building Products	0.1
Water Utilities	0.1
U.S. Treasury Obligations	0.1

99.5
Other assets in excess of other liabilities	0.5

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2015 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	—	$—	Due from/to broker — variation margin futures	$220,950	*

*	Includes cumulative appreciation/depreciation on futures contracts as reported in Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A65

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Futures	Total
Equity contracts	$124,033	$419,032	$543,065

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value			Futures
Equity contracts			$(220,950)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

For the six months ended June 30, 2015, the Portfolio’s average value at trade date for futures long positions was $7,161,325.

SEE NOTES TO FINANCIAL STATEMENTS.

A66

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2015

ASSETS:
Investments at value:
Unaffiliated investments (cost $874,817,928)	$900,760,320
Foreign currency, at value (cost $2,681,348)	2,664,734
Receivable for investments sold	2,739,230
Dividends receivable	2,616,919
Tax reclaim receivable	1,266,877
Receivable for fund share sold	26,498

Total Assets	910,074,578

LIABILITIES:
Payable for fund share repurchased	2,391,725
Payable to custodian	1,249,583
Advisory fees payable	803,229
Payable for investments purchased	101,533
Accrued expenses and other liabilities	54,908
Due to broker-variation margin futures	22,950
Distribution fee payable	12,787
Affiliated transfer agent fee payable	350

Total Liabilities	4,637,065

NET ASSETS	$905,437,513

Net assets were comprised of:
Paid-in capital	$853,131,848
Retained earnings	52,305,665

Net assets, June 30, 2015	$905,437,513

Net asset value and redemption price per share, $905,437,513 / 83,469,913 outstanding shares of beneficial interest	$10.85

STATEMENT OF OPERATIONS

(Unaudited)

For the Period January 5, 2015* through June 30, 2015

INCOME
Unaffiliated dividend income (net of $1,800,854 foreign withholding tax)	$17,842,824
Affiliated dividend income	19,061

17,861,885

EXPENSES
Advisory fees	3,498,463
Distribution fee	398,058
Custodian and accounting fees	107,000
Audit fee	23,000
Trustees’ fees	7,000
Legal fees and expenses	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Shareholders’ reports	3,000
Miscellaneous	11,775

Total expenses	4,057,296
Less: advisory fee waivers and/or expense reimbursement	(114,970)

Net expenses	3,942,326

NET INVESTMENT INCOME	13,919,559

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	13,536,877
Futures transactions	419,032
Foreign currency transactions	(1,285,993)

12,669,916

Net change in unrealized appreciation (depreciation) on:
Investments	25,942,392
Futures	(220,950)
Foreign currencies	(5,252)

25,716,190

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	38,386,106

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$52,305,665

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

January 5, 2015* through June 30, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$13,919,559
Net realized gain on investment and foreign currency transactions	12,669,916
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	25,716,190

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	52,305,665

FUND SHARE TRANSACTIONS:
Fund share sold [87,315,476 shares]	895,653,749
Fund share repurchased [3,845,563 shares]	(42,521,901)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	853,131,848

TOTAL INCREASE IN NET ASSETS	905,437,513
NET ASSETS:
Beginning of period	—

End of period	$905,437,513

*	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A67

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

LONG-TERM INVESTMENTS — 99.2%		Value (Note 2)
COMMON STOCKS — 74.7%	Shares
Aerospace & Defense — 1.8%
Airbus Group SE (France)	701	$45,661
Astrotech Corp.*	1,681	4,555
B/E Aerospace, Inc.	22	1,208
Boeing Co. (The)	1,096	152,037
Honeywell International, Inc.	621	63,323
KLX, Inc.*	116	5,119
Precision Castparts Corp.	97	19,387
Rockwell Collins, Inc.	121	11,174
Rolls-Royce Holdings PLC (United Kingdom)*	2,760	37,699
Rolls-Royce Holdings PLC (United Kingdom) (Class C Stock)*	288,909	454
TASER International, Inc.*	84	2,798
Textron, Inc.	493	22,003
United Technologies Corp.	1,089	120,803
Zodiac Aerospace (France)	84	2,736

		488,957

Air Freight & Logistics — 0.3%
C.H. Robinson Worldwide, Inc.	116	7,237
FedEx Corp.	236	40,214
Hyundai Glovis Co. Ltd. (South Korea)	13	2,350
United Parcel Service, Inc. (Class B Stock)	272	26,360
XPO Logistics, Inc.*	87	3,931

		80,092

Airlines — 0.9%
Air Arabia PJSC (United Arab Emirates)	12,765	5,598
Alaska Air Group, Inc.	51	3,286
American Airlines Group, Inc.	3,611	144,205
Delta Air Lines, Inc.	525	21,567
easyJet PLC (United Kingdom)	473	11,498
Flybe Group PLC (United Kingdom)*	3,149	3,426
JetBlue Airways Corp.*	131	2,720
Ryanair Holdings PLC (Ireland), ADR	245	17,481
Spirit Airlines, Inc.*	48	2,981
United Continental Holdings, Inc.*	560	29,686

		242,448

Auto Components — 0.8%
Aisin Seiki Co. Ltd. (Japan)	500	21,260
BorgWarner, Inc.	41	2,330
Delphi Automotive PLC (United Kingdom)	28	2,382
Denso Corp. (Japan)	400	19,901
Faurecia (France)	70	2,894
GKN PLC (United Kingdom)	2,805	14,737
Hyundai Mobis Co. Ltd. (South Korea)	85	16,137
Johnson Controls, Inc.	1,161	57,504
Koito Manufacturing Co. Ltd. (Japan)	700	27,256
Leoni AG (Germany)	306	19,340
Minth Group Ltd. (China)	2,000	4,469
Musashi Seimitsu Industry Co. Ltd. (Japan)	300	5,813
NHK Spring Co. Ltd. (Japan)	300	3,303
Nifco, Inc. (Japan)	100	4,334
Press Kogyo Co. Ltd. (Japan)	1,600	7,481
S&T Motiv Co. Ltd. (South Korea)	40	2,382
Unipres Corp. (Japan)	100	2,091

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Auto Components (continued)
Weifu High-Technology Group Co. Ltd. (China) (Class B Stock)	1,100	$4,463

		218,077

Automobiles — 0.4%
Astra International Tbk PT (Indonesia)	11,500	6,087
BAIC Motor Corp. Ltd. (China) (Class H Stock)*	2,000	2,404
Dongfeng Motor Group Co. Ltd. (China) (Class H Stock)	4,000	5,359
Honda Motor Co. Ltd. (Japan)	1,000	32,320
Hyundai Motor Co. (South Korea)	70	8,522
Mitsubishi Motors Corp. (Japan)	1,900	16,158
Nissan Motor Co. Ltd. (Japan)	400	4,179
Tata Motors Ltd. (India), ADR	445	15,339
Tesla Motors, Inc.*	111	29,777

		120,145

Banks — 4.7%
Ashikaga Holdings Co. Ltd. (Japan)	1,500	6,466
Axis Bank Ltd. (India), GDR, RegS*	564	24,619
Banco Bilbao Vizcaya Argentaria SA (Spain)	3,669	36,154
Banco Santander Chile (Chile), ADR	81	1,640
Bank Central Asia Tbk PT (Indonesia)	18,100	18,279
Bank for Foreign Trade of Vietnam JSC (Vietnam)	1,700	3,799
Bank Mandiri Persero Tbk PT (Indonesia)	6,900	5,187
Bank of America Corp.	4,129	70,276
Bank of China Ltd. (China) (Class H Stock)	10,000	6,490
Bank of the Ryukyus Ltd. (Japan)	300	4,472
Barclays PLC (United Kingdom)	9,052	37,101
Barclays PLC (United Kingdom), ADR	2,275	37,401
BDO Unibank, Inc. (Philippines)	2,130	5,116
BNP Paribas SA (France)	436	26,458
Boston Private Financial Holdings, Inc.	592	7,939
CIT Group, Inc.	129	5,997
Citigroup, Inc.	2,148	118,656
Comerica, Inc.	337	17,295
Danske Bank A/S (Denmark)	866	25,458
DnB ASA (Norway)	1,435	23,898
East West Bancorp, Inc.	42	1,882
Erste Group Bank AG (Austria)*	443	12,622
First Gulf Bank PJSC (United Arab Emirates)	670	2,765
First Niagara Financial Group, Inc.	759	7,165
First Republic Bank	154	9,707
Grupo Aval Acciones y Valores SA (Colombia), ADR	360	3,524
Grupo Financiero Santander Mexico SAB de CV (Mexico) (Class B Stock), ADR	2,000	18,300
Hana Financial Group, Inc. (South Korea)	499	12,977
HDFC Bank Ltd. (India), ADR	643	38,921
ICICI Bank Ltd. (India), ADR	1,250	13,025
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	11,000	8,729
ING Groep NV (Netherlands), CVA	664	11,026
JPMorgan Chase & Co.	2,723	184,510
Kasikornbank PCL (Thailand), NVDR	1,500	8,368
Lloyds Banking Group PLC (United Kingdom)	30,693	41,196

SEE NOTES TO FINANCIAL STATEMENTS.

A68

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Banks (continued)
National Bank of Canada (Canada)	488	$18,332
Piraeus Bank SA (Greece)*(g)	6,138	2,266
PNC Financial Services Group, Inc. (The)	271	25,921
Preferred Bank	214	6,431
Royal Bank of Scotland Group PLC (United Kingdom)*	8,357	46,210
Sberbank of Russia (Russia), ADR	2,907	15,175
Shinhan Financial Group Co. Ltd. (South Korea)	202	7,519
Signature Bank*	65	9,515
Standard Chartered PLC (United Kingdom)	1,589	25,447
State Bank of India (India), GDR, RegS	47	1,943
Svenska Handelsbanken AB (Sweden) (Class A Stock)	3,323	48,510
TCF Financial Corp.	493	8,189
Toronto-Dominion Bank (The) (Canada)	555	23,569
Turkiye Garanti Bankasi A/S (Turkey)	4,708	14,684
Turkiye Halk Bankasi A/S (Turkey)	502	2,312
U.S. Bancorp	786	34,112
UniCredit SpA (Italy)	1,839	12,360
United Overseas Bank Ltd. (Singapore)	800	13,687
Valley National Bancorp	789	8,135
Wells Fargo & Co.	1,818	102,244

		1,283,979

Beverages — 0.8%
Anadolu Efes Biracilik Ve Malt Sanayii A/S (Turkey)	176	1,587
Anheuser-Busch InBev NV (Belgium)	136	16,366
Baron de Ley (Spain)*	25	2,472
Boston Beer Co., Inc. (The) (Class A Stock)*	11	2,552
Coca-Cola Co. (The)	194	7,611
Coca-Cola Enterprises, Inc.	578	25,108
Constellation Brands, Inc. (Class A Stock)	49	5,685
Diageo PLC (United Kingdom)	702	20,330
Dr. Pepper Snapple Group, Inc.	252	18,371
Monster Beverage Corp.*	12	1,608
PepsiCo, Inc.	759	70,845
SABMiller PLC (United Kingdom) (XJSE)	275	14,243
SABMiller PLC (United Kingdom) (XLON)	332	17,214

		203,992

Biotechnology — 2.3%
Abcam PLC (United Kingdom)	954	7,769
ACADIA Pharmaceuticals, Inc.*	169	7,078
Acceleron Pharma, Inc.*	33	1,044
Agios Pharmaceuticals, Inc.*	11	1,223
Alexion Pharmaceuticals, Inc.*	445	80,429
Alkermes PLC*	82	5,276
Alnylam Pharmaceuticals, Inc.*	104	12,466
Amgen, Inc.	123	18,883
Baxalta, Inc.*	227	7,250
Biogen, Inc.*	255	103,005
BioMarin Pharmaceutical, Inc.*	82	11,216
Bluebird Bio, Inc.*	22	3,704
Celgene Corp.*	533	61,687
Cepheid, Inc.*	97	5,932
CSL Ltd. (Australia)	212	14,133
Dyax Corp.*	140	3,710

COMMON STOCKS (continued)	Shares	Value (Note 2)
Biotechnology (continued)
Gilead Sciences, Inc.	992	$116,143
Grifols SA (Spain)	151	6,098
Grifols SA (Spain), ADR	450	13,937
Incyte Corp.*	154	16,048
Insmed, Inc.*	69	1,685
Intercept Pharmaceuticals, Inc.*	8	1,931
Isis Pharmaceuticals, Inc.*	161	9,266
Medivation, Inc.*	38	4,340
Ophthotech Corp.*	46	2,395
Puma Biotechnology, Inc.*	10	1,167
Receptos, Inc.*	17	3,231
Regeneron Pharmaceuticals, Inc.*	93	47,442
Seattle Genetics, Inc.*	119	5,760
T2 Biosystems, Inc.*	69	1,120
TESARO, Inc.*	30	1,764
United Therapeutics Corp.*	37	6,436
Vertex Pharmaceuticals, Inc.*	237	29,265

		612,833

Building Products — 0.2%
Assa Abloy AB (Sweden) (Class B Stock)	1,059	19,936
Fortune Brands Home & Security, Inc.	185	8,477
Lindab International AB (Sweden)	241	2,040
Nibe Industrier AB (Sweden) (Class B Stock)	130	3,527
Polypipe Group PLC (United Kingdom)	901	3,844
Sanwa Holdings Corp. (Japan)	700	5,889
Volution Group PLC (United Kingdom)	1,563	3,586

		47,299

Capital Markets — 3.1%
3i Group PLC (United Kingdom)	948	7,692
Ameriprise Financial, Inc.	381	47,598
Avanza Bank Holding AB (Sweden)	160	5,820
Banca Generali SpA (Italy)	219	7,710
Bank of New York Mellon Corp. (The)	3,012	126,414
BlackRock, Inc.	36	12,455
BT Investment Management Ltd. (Australia)	930	6,066
Credit Suisse Group AG (Switzerland)*	2,139	59,010
E*Trade Financial Corp.*	269	8,057
GAM Holding AG (Switzerland)*	1,122	23,571
Intermediate Capital Group PLC (United Kingdom)*	629	5,434
Invesco Ltd.	365	13,684
Investec PLC (South Africa)	3,568	32,058
IP Group PLC (United Kingdom)*	1,123	3,644
Julius Baer Group Ltd. (Switzerland)*	271	15,207
Jupiter Fund Management PLC (United Kingdom)	1,345	9,423
Morgan Stanley	4,280	166,021
Northern Trust Corp.	298	22,785
Partners Group Holding AG (Switzerland)	28	8,369
Rathbone Brothers PLC (United Kingdom)	106	3,576
Raymond James Financial, Inc.	155	9,235
Saigon Securities, Inc. (Vietnam)	2,310	2,568
SEI Investments Co.	175	8,580
State Street Corp.	1,604	123,508
TD Ameritrade Holding Corp.	2,030	74,745
Vostok New Ventures Ltd. (Sweden)*	365	176
Vostok New Ventures Ltd. (Sweden), SDR*	365	2,500

SEE NOTES TO FINANCIAL STATEMENTS.

A69

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Capital Markets (continued)
Waddell & Reed Financial, Inc. (Class A Stock)	461	$21,810
WisdomTree Investments, Inc.	49	1,076

		828,792

Chemicals — 2.3%
Agrium, Inc. (Canada)	5	530
Air Liquide SA (France)	94	11,928
Air Products & Chemicals, Inc.	18	2,463
Air Water, Inc. (Japan)	1,000	18,282
Airgas, Inc.	266	28,137
Ashland, Inc.	489	59,609
Calgon Carbon Corp.	321	6,221
Celanese Corp. (Class A Stock)	948	68,142
CF Industries Holdings, Inc.	50	3,214
Chugoku Marine Paints Ltd. (Japan)	1,000	7,426
Dow Chemical Co. (The)	30	1,535
E.I. du Pont de Nemours & Co.	188	12,023
E.I. du Pont de Nemours & Co.*	10	615
Ecolab, Inc.	411	46,472
Flotek Industries, Inc.*	160	2,005
Fufeng Group Ltd. (China)(g)	11,000	8,162
Incitec Pivot Ltd. (Australia)	5,671	16,813
International Flavors & Fragrances, Inc.	24	2,623
Johnson Matthey PLC (United Kingdom)	133	6,342
JSR Corp. (Japan)	500	8,827
Koninklijke DSM NV (Netherlands)	355	20,611
LyondellBasell Industries NV (Class A Stock)	154	15,942
Minerals Technologies, Inc.	49	3,338
Monsanto Co.	82	8,740
Mosaic Co. (The)	83	3,889
NewMarket Corp.	5	2,219
Nihon Parkerizing Co. Ltd. (Japan)	400	4,057
Nippon Soda Co. Ltd. (Japan)	1,000	6,428
Nissan Chemical Industries Ltd. (Japan)	200	4,413
PolyOne Corp.	60	2,350
Potash Corp. of Saskatchewan, Inc. (Canada)	370	11,459
PPG Industries, Inc.	54	6,195
Praxair, Inc.	250	29,887
RPM International, Inc.	1,048	51,321
Sherwin-Williams Co. (The)	363	99,832
Syngenta AG (Switzerland)	25	10,201
Syngenta AG (Switzerland), ADR	87	7,100
Victrex PLC (United Kingdom)	552	16,731
WR Grace & Co.*	64	6,419

		622,501

Commercial Services & Supplies — 0.5%
ARC Document Solutions, Inc.*	596	4,536
Brambles Ltd. (Australia)	1,549	12,636
Downer EDI Ltd. (Australia)	4,977	18,319
Edenred (France)	169	4,176
Healthcare Services Group, Inc.	255	8,428
KAR Auction Services, Inc.	161	6,021
PayPoint PLC (United Kingdom)	514	7,978
Ritchie Bros. Auctioneers, Inc. (Canada)	75	2,094
Serco Group PLC (United Kingdom)*	3,944	7,314

COMMON STOCKS (continued)	Shares	Value (Note 2)
Commercial Services & Supplies (continued)
Tyco International PLC	1,732	$66,647

		138,149

Communications Equipment — 0.4%
Brocade Communications Systems, Inc.	419	4,978
Cisco Systems, Inc.	1,556	42,728
Harris Corp.	19	1,461
JDS Uniphase Corp.*	380	4,400
Palo Alto Networks, Inc.*	48	8,386
QUALCOMM, Inc.	662	41,461
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	1,445	15,050

		118,464

Construction & Engineering — 0.1%
Chicago Bridge & Iron Co. NV	83	4,153
CIMIC Group Ltd. (Australia)	1,020	17,087
Larsen & Toubro Ltd. (India), GDR, RegS	226	6,294
SPIE SA (France)*	162	3,224

		30,758

Construction Materials — 0.5%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	500	1,752
Eagle Materials, Inc.	37	2,824
Fletcher Building Ltd. (New Zealand)	2,440	13,427
James Hardie Industries PLC (Ireland)	948	12,618
LafargeHolcim Ltd. (Switzerland)*	715	52,757
Martin Marietta Materials, Inc.	82	11,604
Siam Cement PCL (The) (Thailand), NVDR	200	3,072
Vulcan Materials Co.	287	24,088

		122,142

Consumer Finance — 0.4%
Ally Financial, Inc.*	257	5,764
American Express Co.	341	26,502
Credit Saison Co. Ltd. (Japan)	1,400	29,975
Credito Real SAB de CV (Mexico)	1,202	2,688
Discover Financial Services	544	31,345

		96,274

Containers & Packaging — 0.2%
Amcor Ltd. (Australia)	1,424	15,048
Ball Corp.	58	4,069
Berry Plastics Group, Inc.*	259	8,392
Crown Holdings, Inc.*	93	4,921
FP Corp. (Japan)	100	3,641
Huhtamaki OYJ (Finland)	88	2,720
MeadWestvaco Corp.	124	5,852
Packaging Corp. of America	94	5,874
Rock-Tenn Co. (Class A Stock)	103	6,201
Vidrala SA (Spain)	134	6,566

		63,284

Distributors
LKQ Corp.*	263	7,954

Diversified Consumer Services — 0.1%
Benesse Holdings, Inc. (Japan)	500	12,535
TAL Education Group (China), ADR*	147	5,189

		17,724

SEE NOTES TO FINANCIAL STATEMENTS.

A70

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Diversified Financial Services — 0.4%
Bursa Malaysia Bhd (Malaysia)(g)	1,600	$3,452
CBOE Holdings, Inc.	29	1,659
FirstRand Ltd. (South Africa)	1,148	5,030
GT Capital Holdings, Inc. (Philippines)	215	6,508
Intercontinental Exchange, Inc.	252	56,350
Japan Securities Finance Co. Ltd. (Japan)	900	5,237
McGraw Hill Financial, Inc.	174	17,478

		95,714

Diversified Telecommunication Services — 0.8%
AT&T, Inc.	439	15,593
China Unicom Hong Kong Ltd. (China)	4,000	6,254
Frontier Communications Corp.	1,594	7,890
Iliad SA (France)	76	16,848
Nippon Telegraph & Telephone Corp. (Japan)	2,100	76,053
TDC A/S (Denmark)	2,422	17,754
Telecom Italia SpA (Italy)	21,262	21,682
Telefonica Deutschland Holding AG (Germany)	3,784	21,799
Telefonica SA (Spain)	2,473	35,229

		219,102

Electric Utilities — 1.0%
American Electric Power Co., Inc.	752	39,833
EDP – Energias do Brasil SA (Brazil)	5,200	19,167
El Paso Electric Co.	223	7,729
Endesa SA (Spain)	360	6,895
Entergy Corp.	160	11,280
Exelon Corp.	1,863	58,535
FirstEnergy Corp.	3,114	101,361
ITC Holdings Corp.	133	4,280
PNM Resources, Inc.	76	1,870
SSE PLC (United Kingdom)	1,001	24,158

		275,108

Electrical Equipment — 0.3%
Acuity Brands, Inc.	47	8,459
Hubbell, Inc. (Class B Stock)	81	8,771
Kendrion NV (Netherlands)	133	3,886
LS Industrial Systems Co. Ltd. (South Korea)(g)	23	941
Mabuchi Motor Co. Ltd. (Japan)	100	6,325
Mersen (France)	222	5,435
Nexans SA (France)*	196	7,371
Prysmian SpA (Italy)	687	14,850
Schneider Electric SE (France)	345	23,887
Sensata Technologies Holding NV*	122	6,434
Ushio, Inc. (Japan)	300	3,905

		90,264

Electronic Equipment, Instruments & Components — 0.5%
Cognex Corp.	107	5,147
Delta Electronics, Inc. (Taiwan)	1,000	5,116
FEI Co.	66	5,473
Fitbit, Inc. (Class A Stock)*	16	612
Hexagon AB (Sweden) (Class B Stock)	640	23,181
Ingram Micro, Inc. (Class A Stock)*	203	5,081
Keysight Technologies, Inc.*	826	25,763
Kyocera Corp. (Japan)	300	15,598
LRAD Corp.*	1,582	3,148

COMMON STOCKS (continued)	Shares	Value (Note 2)
Electronic Equipment, Instruments & Components (continued)
Nippon Ceramic Co. Ltd. (Japan)	200	$2,783
Oxford Instruments PLC (United Kingdom)	546	8,322
Pure Technologies Ltd. (Canada)	80	464
Sunny Optical Technology Group Co. Ltd. (China)	4,000	8,707
TE Connectivity Ltd. (Switzerland)	284	18,261
Trimble Navigation Ltd.*	238	5,583
Venture Corp. Ltd. (Singapore)	500	2,866
Zebra Technologies Corp. (Class A Stock)*	48	5,330

		141,435

Energy Equipment & Services — 0.3%
Aker Solutions ASA (Norway)	390	2,187
Amec Foster Wheeler PLC (United Kingdom)	273	3,506
Baker Hughes, Inc.	66	4,072
Cameron International Corp.*	100	5,237
Core Laboratories NV	45	5,132
Exterran Holdings, Inc.	105	3,428
Halliburton Co.	301	12,964
Helix Energy Solutions Group, Inc.*	138	1,743
Helmerich & Payne, Inc.	40	2,817
Nabors Industries Ltd.	244	3,521
Newpark Resources, Inc.*	120	976
Noble Corp. PLC	190	2,924
Oceaneering International, Inc.	119	5,544
Patterson-UTI Energy, Inc.	140	2,634
Schlumberger Ltd.	211	18,186
Superior Energy Services, Inc.	296	6,228
Technip SA (France)	40	2,479
Tenaris SA (Luxembourg), ADR	129	3,486
Tesco Corp.	130	1,417
U.S. Silica Holdings, Inc.	105	3,083

		91,564

Food & Staples Retailing — 1.3%
Ain Pharmaciez, Inc. (Japan)	100	4,638
BIM Birlesik Magazalar A/S (Turkey)	390	6,985
Convenience Retail Asia Ltd. (Hong Kong)	6,000	3,460
Costco Wholesale Corp.	151	20,394
CP ALL PCL (Thailand)	9,100	12,461
CVS Health Corp.	545	57,160
Delhaize Group (Belgium)	386	31,396
FamilyMart Co. Ltd. (Japan)	400	18,394
GS Retail Co. Ltd. (South Korea)	137	5,732
Koninklijke Ahold NV (Netherlands)	425	7,978
Magnit PJSC (Russia), GDR, RegS	467	25,993
PriceSmart, Inc.	42	3,832
Raia Drogasil SA (Brazil)	405	5,222
Rite Aid Corp.*	3,029	25,292
Shoprite Holdings Ltd. (South Africa)	839	11,959
Sprouts Farmers Market, Inc.*	166	4,479
Sysco Corp.	661	23,862
Walgreens Boots Alliance, Inc.	659	55,646
Wal-Mart de Mexico SAB de CV (Mexico)	4,200	10,259
Whole Foods Market, Inc.	89	3,510

		338,652

Food Products — 1.4%
Binggrae Co. Ltd. (South Korea)(g)	45	3,408

SEE NOTES TO FINANCIAL STATEMENTS.

A71

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Food Products (continued)
BRF SA (Brazil)	142	$3,000
Bunge Ltd.	552	48,466
Calbee, Inc. (Japan)	200	8,426
China Mengniu Dairy Co. Ltd. (China)	3,000	14,958
CJ CheilJedang Corp. (South Korea)	13	5,135
ConAgra Foods, Inc.	815	35,632
Danone SA (France)	314	20,339
Edita Food Industries SAE (Egypt), 144A*	79	1,446
Edita Food Industries SAE (Egypt), GDR, RegS*	96	1,776
Flowers Foods, Inc.	289	6,112
General Mills, Inc.	387	21,564
Grupo Lala SAB de CV (Mexico)	1,200	2,510
Hain Celestial Group, Inc. (The)*	96	6,323
Ingredion, Inc.	579	46,210
Keurig Green Mountain, Inc.	110	8,429
Mayora Indah Tbk PT (Indonesia)(g)	2,300	4,483
McCormick & Co., Inc.	146	11,819
Mondelez International, Inc. (Class A Stock)	579	23,820
Nestle SA (Switzerland)	797	57,504
Post Holdings, Inc.*	35	1,888
Tyson Foods, Inc. (Class A Stock)	282	12,022
Uni-President Enterprises Corp. (Taiwan)	7,180	12,732
Universal Robina Corp. (Philippines)	1,810	7,783
Want Want China Holdings Ltd. (China)	12,000	12,670

		378,455

Gas Utilities — 0.3%
Atmos Energy Corp.	376	19,281
Enagas SA (Spain)	455	12,386
Gas Natural SDG SA (Spain)	796	18,075
Infraestructura Energetica Nova SAB de CV (Mexico)	700	3,456
National Fuel Gas Co.	91	5,359
Towngas China Co. Ltd. (Hong Kong)	3,000	2,741
WGL Holdings, Inc.	108	5,863

		67,161

Health Care Equipment & Supplies — 1.6%
Align Technology, Inc.*	88	5,518
Ambu A/S (Denmark) (Class B Stock)	321	8,381
Baxter International, Inc.	74	5,175
Becton, Dickinson and Co.	511	72,383
BioMerieux (France)	28	2,986
Cochlear Ltd. (Australia)	79	4,882
Cooper Cos., Inc. (The)	15	2,670
DENTSPLY International, Inc.	669	34,487
DexCom, Inc.*	72	5,759
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	1,580	7,340
GN Store Nord A/S (Denmark)	1,178	24,309
IDEXX Laboratories, Inc.*	72	4,618
Intuitive Surgical, Inc.*	66	31,977
Medtronic PLC	1,578	116,930
Nakanishi, Inc. (Japan)	100	3,951
Nikkiso Co. Ltd. (Japan)	500	5,242
Olympus Corp. (Japan)	600	20,715
Osstem Implant Co. Ltd. (South Korea)*	44	2,681
ResMed, Inc.	86	4,848
Sirona Dental Systems, Inc.*	66	6,628

COMMON STOCKS (continued)	Shares	Value (Note 2)
Health Care Equipment & Supplies (continued)
Sonova Holding AG (Switzerland)	75	$10,142
Stryker Corp.	419	40,044
West Pharmaceutical Services, Inc.	104	6,040
Wright Medical Group, Inc.*	199	5,226

		432,932

Health Care Providers & Services — 3.1%
Aetna, Inc.	384	48,945
AmerisourceBergen Corp.	305	32,434
Anthem, Inc.	517	84,860
Brookdale Senior Living, Inc.*	175	6,073
Cardinal Health, Inc.	220	18,403
Centene Corp.*	75	6,030
CIGNA Corp.	713	115,506
Community Health Systems, Inc.*	92	5,793
DaVita HealthCare Partners, Inc.*	36	2,861
Fagron (Belgium)	121	5,007
Fresenius Medical Care AG & Co. KGaA (Germany)	50	4,139
Fresenius SE & Co. KGaA (Germany)	394	25,297
HCA Holdings, Inc.*	890	80,741
Henry Schein, Inc.*	7	995
Humana, Inc.	42	8,034
Integrated Diagnostics Holdings PLC (Egypt)*	301	1,761
McKesson Corp.	787	176,925
Message Co. Ltd. (Japan)	200	5,393
Miraca Holdings, Inc. (Japan)	200	9,993
Molina Healthcare, Inc.*	33	2,320
Odontoprev SA (Brazil)	700	2,438
Primary Health Care Ltd. (Australia)	5,177	20,094
UnitedHealth Group, Inc.	1,413	172,386
WellCare Health Plans, Inc.*	101	8,568

		844,996

Health Care Technology
athenahealth, Inc.*	31	3,552

Hotels, Restaurants & Leisure — 1.5%
Ajisen China Holdings Ltd. (Hong Kong)(g)	5,000	2,674
Bloomin’ Brands, Inc.	297	6,341
Carnival Corp.	1,551	76,604
Chipotle Mexican Grill, Inc.*	36	21,780
Compass Group PLC (United Kingdom)	1,037	17,151
Denny’s Corp.*	675	7,837
Hilton Worldwide Holdings, Inc.*	1,404	38,680
Las Vegas Sands Corp.	680	35,748
Marriott International, Inc. (Class A Stock)	211	15,696
McDonald’s Corp.	179	17,018
MGM Resorts International*	1,535	28,014
Norwegian Cruise Line Holdings Ltd.*	312	17,484
Paddy Power PLC (Ireland)	45	3,856
Royal Caribbean Cruises Ltd.	19	1,495
Skylark Co. Ltd. (Japan)	400	5,269
Starbucks Corp.	1,217	65,249
Starwood Hotels & Resorts Worldwide, Inc.	55	4,460
William Hill PLC (United Kingdom)	4,243	26,877
Wynn Resorts Ltd.	244	24,075

		416,308

SEE NOTES TO FINANCIAL STATEMENTS.

A72

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Household Durables — 0.3%
DFS Furniture PLC (United Kingdom)*	1,237	$5,306
Harman International Industries, Inc.	73	8,683
Jarden Corp.*	137	7,090
Lennar Corp. (Class A Stock)	86	4,389
MDC Holdings, Inc.	219	6,563
Persimmon PLC (United Kingdom)*	440	13,651
Skyline Corp.*	1,784	5,245
Sony Corp. (Japan)*	800	22,717
Techtronic Industries Co. Ltd. (Hong Kong)	500	1,635
UCP, Inc. (Class A Stock)*	628	4,760

		80,039

Household Products — 0.3%
Church & Dwight Co., Inc.	85	6,896
Colgate-Palmolive Co.	169	11,054
Energizer Holdings, Inc.*	80	10,524
LG Household & Health Care Ltd. (South Korea)	43	29,807
Procter & Gamble Co. (The)	146	11,423
Svenska Cellulosa AB SCA (Sweden) (Class B Stock)	895	22,758

		92,462

Independent Power & Renewable Electricity Producers — 0.4%
AES Corp. (The)	4,728	62,693
Calpine Corp.*	199	3,580
China Longyuan Power Group Corp. Ltd. (China) (Class H Stock)	4,000	4,440
Dynegy, Inc.*	99	2,896
Huaneng Renewables Corp. Ltd. (China) (Class H Stock)	10,000	4,032
NRG Energy, Inc.	1,032	23,612

		101,253

Industrial Conglomerates — 2.4%
3M Co.	12	1,852
Beijing Enterprises Holdings Ltd. (China)	2,500	18,786
Carlisle Cos., Inc.	17	1,702
CK Hutchison Holdings Ltd. (Hong Kong)	2,736	40,225
Danaher Corp.	2,242	191,893
DCC PLC (Ireland)	101	7,931
General Electric Co.	9,953	264,451
Jardine Matheson Holdings Ltd. (Hong Kong)	300	17,025
Koninklijke Philips NV (Netherlands)	469	11,970
Roper Technologies, Inc.	534	92,094
SM Investments Corp. (Philippines)	350	6,945

		654,874

Insurance — 3.1%
AIA Group Ltd. (Hong Kong)	14,600	95,464
Allstate Corp. (The)	380	24,651
AON PLC	469	46,750
Aviva PLC (United Kingdom)	8,171	63,287
AXA SA (France)	569	14,425
China Life Insurance Co. Ltd. (Taiwan)	4,200	4,297
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	600	2,874
Chubb Corp. (The)	343	32,633
CNA Financial Corp.	143	5,464
CNO Financial Group, Inc.	401	7,358

COMMON STOCKS (continued)	Shares	Value (Note 2)
Insurance (continued)
Direct Line Insurance Group PLC (United Kingdom)	5,919	$31,242
First American Financial Corp.	221	8,223
FNF Group	210	7,768
Genworth Financial, Inc. (Class A Stock)*	2,270	17,184
Korean Reinsurance Co. (South Korea)	320	3,528
Markel Corp.*	11	8,807
Marsh & McLennan Cos., Inc.	1,666	94,462
MetLife, Inc.	1,900	106,381
Muenchener Rueckversicherungs- Gesellschaft AG (Germany)	34	6,028
Old Republic International Corp.	366	5,721
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	1,500	20,243
QBE Insurance Group Ltd. (Australia)	1,210	12,741
RSA Insurance Group PLC (United Kingdom)	4,351	27,132
Sanlam Ltd. (South Africa)	1,708	9,298
Sony Financial Holdings, Inc. (Japan)	400	7,004
Standard Life PLC (United Kingdom)	863	6,018
Symetra Financial Corp.	335	8,097
Tokio Marine Holdings, Inc. (Japan)	1,200	49,907
Unico American Corp.*	550	5,764
Willis Group Holdings PLC	395	18,525
XL Group PLC (Ireland)	1,067	39,692
Zurich Insurance Group AG (Switzerland)*	140	42,620

		833,588

Internet & Catalog Retail — 1.8%
Amazon.com, Inc.*	440	191,000
Ctrip.com International Ltd. (China), ADR*	150	10,893
Expedia, Inc.	7	765
Interpark Corp. (South Korea)	135	3,010
JD.com, Inc. (China), ADR*	127	4,331
Netflix, Inc.*	105	68,979
Priceline Group, Inc. (The)*	118	135,862
Qunar Cayman Islands Ltd. (China), ADR*	85	3,642
Start Today Co. Ltd. (Japan)	400	11,187
Takkt AG (Germany)	189	3,457
TripAdvisor, Inc.*	81	7,058
Vipshop Holdings Ltd. (China), ADS*	1,605	35,711
Yoox SpA (Italy)*	138	4,466

		480,361

Internet Software & Services — 2.9%
58.com, Inc. (China), ADR*	147	9,417
AfreecaTV Co. Ltd. (South Korea)	205	6,823
Akamai Technologies, Inc.*	180	12,568
Alibaba Group Holding Ltd. (China), ADR*	852	70,094
Auto Trader Group PLC (United Kingdom)*	851	4,095
Autohome, Inc. (China), ADR*	116	5,863
Baidu, Inc. (China), ADR*	621	123,629
Ebiquity PLC (United Kingdom)*(g)	1,380	2,830
Facebook, Inc. (Class A Stock)*	1,332	114,239
Google, Inc. (Class A Stock)*	99	53,464
Google, Inc. (Class C Stock)*	205	106,705
GrubHub, Inc.*	140	4,770
IAC/InterActiveCorp.	34	2,708
Just Eat PLC (United Kingdom)*	210	1,342
Kakaku.com, Inc. (Japan)	200	2,894

SEE NOTES TO FINANCIAL STATEMENTS.

A73

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Internet Software & Services (continued)
LinkedIn Corp. (Class A Stock)*	128	$26,449
Mail.Ru Group Ltd. (Russia), GDR, RegS*	211	4,399
MercadoLibre, Inc. (Argentina)	94	13,320
MYOB Group Ltd. (Australia)*	1,039	2,718
NAVER Corp. (South Korea)	37	21,003
Pandora Media, Inc.*	220	3,419
PChome Online, Inc. (Taiwan)	1,000	16,507
Rackspace Hosting, Inc.*	97	3,607
Tencent Holdings Ltd. (China)	5,500	109,981
Twitter, Inc.*	577	20,899
VeriSign, Inc.*	67	4,135
Yahoo Japan Corp. (Japan)	3,500	14,126
Yahoo!, Inc.*	242	9,508
Yandex NV (Russia) (Class A Stock)*	148	2,253
Zillow Group, Inc. (Class A Stock)*	68	5,898

		779,663

IT Services — 2.1%
Accenture PLC (Class A Stock)	433	41,906
Altran Technologies SA (France)	389	4,178
Amadeus IT Holding SA (Spain) (Class A Stock)	590	23,553
AtoS (France)	211	15,767
Automatic Data Processing, Inc.	477	38,270
Cognizant Technology Solutions Corp. (Class A Stock)*	113	6,903
CSG Systems International, Inc.	198	6,269
Fidelity National Information Services, Inc.	365	22,557
Fiserv, Inc.*	383	31,724
FleetCor Technologies, Inc.*	42	6,554
Gartner, Inc.*	29	2,488
Global Payments, Inc.	56	5,793
Indra Sistemas SA (Spain)	417	4,288
Infosys Ltd. (India), ADR	1,654	26,216
Jack Henry & Associates, Inc.	113	7,311
Luxoft Holding, Inc.*	98	5,542
MasterCard, Inc. (Class A Stock)	955	89,273
Optimal Payments PLC (Isle of Man)*	933	3,430
Visa, Inc. (Class A Stock)	2,703	181,506
Western Union Co. (The)	1,169	23,766
Wirecard AG (Germany)	469	17,950
Xchanging PLC (United Kingdom)	2,364	4,472

		569,716

Leisure Products — 0.2%
Brunswick Corp.	104	5,289
Mattel, Inc.	1,351	34,707
Polaris Industries, Inc.	48	7,109
Rapala VMC OYJ (Finland)	258	1,525
Sankyo Co. Ltd. (Japan)	100	3,540
Thule Group AB (The) (Sweden)	279	3,391

		55,561

Life Sciences Tools & Services — 1.0%
Agilent Technologies, Inc.	1,869	72,106
Charles River Laboratories International, Inc.*	73	5,135
Eurofins Scientific SE (France)	33	10,047
Illumina, Inc.*	72	15,722
Mettler-Toledo International, Inc.*	23	7,854

COMMON STOCKS (continued)	Shares	Value (Note 2)
Life Sciences Tools & Services (continued)
Tecan Group AG (Switzerland)	45	$5,391
Thermo Fisher Scientific, Inc.	1,263	163,887

		280,142

Machinery — 1.4%
Aalberts Industries NV (Netherlands)	261	7,761
Colfax Corp.*	129	5,953
Dover Corp.	70	4,913
Flowserve Corp.	712	37,494
Fujitec Co. Ltd. (Japan)	600	7,466
GEA Group AG (Germany)	410	18,291
Graco, Inc.	121	8,595
Illinois Tool Works, Inc.	270	24,783
Ingersoll-Rand PLC	40	2,697
Lincoln Electric Holdings, Inc.	106	6,454
METAWATER Co. Ltd. (Japan)	300	7,623
Middleby Corp. (The)*	76	8,529
Nabtesco Corp. (Japan)	600	15,050
NORMA Group SE (Germany)	193	9,759
Obara Group, Inc. (Japan)	100	5,374
Oiles Corp. (Japan)	120	2,277
Oshkosh Corp.	117	4,958
Pall Corp.	376	46,793
Pentair PLC (United Kingdom)	548	37,675
Pfeiffer Vacuum Technology AG (Germany)	59	5,258
Sandvik AB (Sweden)	280	3,095
SFS Group AG (Switzerland)*	62	4,508
Snap-on, Inc.	16	2,548
Spirax-Sarco Engineering PLC (United Kingdom)	30	1,606
Stabilus SA (Luxembourg)*	161	6,870
Stanley Black & Decker, Inc.	84	8,840
Sulzer AG (Switzerland)	213	21,910
Trinity Industries, Inc.	99	2,617
Vesuvius PLC (United Kingdom)	1,126	7,505
Volvo AB (Sweden) (Class B Stock)	1,088	13,510
WABCO Holdings, Inc.*	63	7,794
Wabtec Corp.	268	25,256
Watts Water Technologies, Inc. (Class A Stock)	50	2,593
Weir Group PLC (The) (United Kingdom)	100	2,665
Xylem, Inc.	97	3,596

		382,616

Marine
Kirby Corp.*	71	5,443
Media — 2.0%
AH Belo Corp. (Class A Stock)	797	4,463
Aimia, Inc. (Canada)	1,119	12,184
Altice SA (Luxembourg)*	149	20,523
Astro Malaysia Holdings Bhd (Malaysia)	16,600	13,547
BEC World PCL (Thailand)	3,300	3,664
Charter Communications, Inc. (Class A Stock)*	5	856
Comcast Corp. (Class A Stock)	902	54,246
Comcast Corp. (Special Class A Stock)	224	13,427
CTS Eventim AG & Co. KGaA (Germany)	161	5,870
Daiichikosho Co. Ltd. (Japan)	200	7,039
DISH Network Corp. (Class A Stock)*	62	4,198
Eutelsat Communications SA (France)	292	9,433

SEE NOTES TO FINANCIAL STATEMENTS.

A74

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Media (continued)
Huntsworth PLC (United Kingdom)	2,468	$1,861
Liberty Global PLC (United Kingdom) (Class A Stock)*	439	23,737
Liberty Global PLC (United Kingdom) (Class C Stock)*	730	36,960
Liberty Media Corp. (Class A Stock)*	131	4,721
Liberty Media Corp. (Class C Stock)*	155	5,565
Major Cineplex Group PCL (Thailand)	7,100	7,095
Multiplus SA (Brazil)	1,054	12,706
Naspers Ltd. (South Africa) (Class N Stock)	38	5,909
Omnicom Group, Inc.	496	34,467
Sirius XM Holdings, Inc.*	1,427	5,323
Sky PLC (United Kingdom)	2,401	39,106
Surya Citra Media Tbk PT (Indonesia)	13,300	2,862
Tele Columbus AG (Germany)*	253	3,555
Time Warner, Inc.	542	47,376
Viacom, Inc. (Class B Stock)	456	29,476
Walt Disney Co. (The)	726	82,866
WPP PLC (United Kingdom)	1,703	38,226

		531,261

Metals & Mining — 2.4%
A.M. Castle & Co.*	159	981
Acerinox SA (Spain)	1,118	15,476
Acerinox SA (Spain) (I-2015 Shares)	34	464
Alcoa, Inc.	1,024	11,418
Anglo American PLC (United Kingdom)	460	6,645
AngloGold Ashanti Ltd. (South Africa)*	1,191	10,662
Antofagasta PLC (Chile)	253	2,738
ArcelorMittal (Luxembourg) (SGMX)	794	7,711
Barrick Gold Corp. (Canada)	2,110	22,493
BHP Billiton Ltd. (Australia)	2,768	56,464
BHP Billiton PLC (Australia)	1,407	27,664
Carpenter Technology Corp.	65	2,514
Centamin PLC (United Kingdom)	5,587	5,428
Cia de Minas Buenaventura SAA (Peru), ADR	1,158	12,020
Constellium NV (Netherlands) (Class A Stock)*	224	2,650
Daido Steel Co. Ltd. (Japan)	1,000	4,165
Dominion Diamond Corp. (Canada)	303	4,245
Dowa Holdings Co. Ltd. (Japan)	1,000	9,450
First Quantum Minerals Ltd. (Canada)	420	5,491
Fosun International Ltd. (China)	1,500	3,527
Franco-Nevada Corp. (Canada)	475	22,655
Freeport-McMoRan, Inc.	449	8,360
Fresnillo PLC (Mexico)	1,621	17,677
Glencore PLC (Switzerland)*	6,440	25,826
Goldcorp, Inc. (Canada)	1,469	23,798
Grupo Mexico SAB de CV (Mexico) (Class B Stock)	3,680	11,072
Horsehead Holding Corp.*	55	645
HudBay Minerals, Inc. (Canada)	420	3,497
JFE Holdings, Inc. (Japan)	400	8,862
Jiangxi Copper Co. Ltd. (China) (Class H Stock)	2,000	3,332
KAZ Minerals PLC (United Kingdom)*	729	2,327
Korea Zinc Co. Ltd. (South Korea)	13	6,324
Mitsubishi Materials Corp. (Japan)	1,000	3,840
MMC Norilsk Nickel PJSC (Russia), ADR	1,756	29,624

COMMON STOCKS (continued)	Shares	Value (Note 2)
Metals & Mining (continued)
New Gold, Inc. (Canada)*	1,400	$3,755
Nippon Steel & Sumitomo Metal Corp. (Japan)	5,000	12,964
Nisshin Steel Co. Ltd. (Japan)	100	1,239
Nucor Corp.	213	9,387
Orocobre Ltd. (Australia)*	828	1,340
Osisko Gold Royalties Ltd. (Canada)	670	8,433
Petra Diamonds Ltd. (South Africa)*	7,207	16,871
Platinum Group Metals Ltd. (Canada)*	5,050	1,981
POSCO (South Korea)	49	9,812
Randgold Resources Ltd. (United Kingdom)	271	18,178
Regis Resources Ltd. (Australia)*	100	84
Reliance Steel & Aluminum Co.	77	4,657
Rio Tinto Ltd. (United Kingdom)	278	11,500
Rio Tinto PLC (United Kingdom)	1,333	54,830
Royal Gold, Inc.	46	2,833
Ryerson Holding Corp.*	96	874
Silver Wheaton Corp. (Canada) (NYSE)	914	15,849
Silver Wheaton Corp. (Canada) (TSX)	220	3,813
Sims Metal Management Ltd. (Australia)	1,864	14,986
South32 Ltd. (Australia) (ASX)*	3,292	4,547
South32 Ltd. (Australia) (XLON)*	1,137	1,536
Southern Copper Corp. (Peru)	636	18,705
Steel Dynamics, Inc.	180	3,729
Stillwater Mining Co.*	794	9,202
Teck Resources Ltd. (Canada) (Class B Stock)	100	991
ThyssenKrupp AG (Germany)	306	7,960
Toho Titanium Co. Ltd. (Japan)*	100	1,153
UACJ Corp. (Japan)	2,000	5,082
United States Steel Corp.	244	5,031
Voestalpine AG (Austria)	86	3,584
Worthington Industries, Inc.	131	3,938

		638,889

Multiline Retail — 0.5%
Burlington Stores, Inc.*	125	6,400
Dollar General Corp.	183	14,226
Harvey Norman Holdings Ltd. (Australia)	855	2,969
J.C. Penney Co., Inc.*	904	7,657
Kohl’s Corp.	306	19,159
Lojas Renner SA (Brazil)	989	36,136
Marks & Spencer Group PLC (United Kingdom)	3,388	28,581
Matahari Department Store Tbk PT (Indonesia)	3,000	3,718
SACI Falabella (Chile)	524	3,661
Woolworths Holdings Ltd. (South Africa)	1,292	10,469

		132,976

Multi-Utilities — 0.4%
CenterPoint Energy, Inc.	458	8,716
DTE Energy Co.	30	2,239
GDF Suez (France)	167	3,109
National Grid PLC (United Kingdom)	436	5,612
NiSource, Inc.	289	13,175
PG&E Corp.	1,013	49,738
Sempra Energy	176	17,413

		100,002

SEE NOTES TO FINANCIAL STATEMENTS.

A75

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Oil, Gas & Consumable Fuels — 3.1%
Anadarko Petroleum Corp.	167	$13,036
Apache Corp.	757	43,626
BG Group PLC (United Kingdom)	1,387	23,100
California Resources Corp.	250	1,510
Canadian Natural Resources Ltd. (Canada) (NYSE)	2,377	64,559
Canadian Natural Resources Ltd. (Canada) (TSX)	749	20,329
Cheniere Energy, Inc.*	8	554
Cimarex Energy Co.	390	43,021
CNOOC Ltd. (China)	6,000	8,511
Concho Resources, Inc.*	486	55,336
CONSOL Energy, Inc.	112	2,435
Continental Resources, Inc.*	223	9,453
Diamondback Energy, Inc.*	93	7,010
Energen Corp.	84	5,737
Eni SpA (Italy)	1,025	18,206
EOG Resources, Inc.	116	10,156
EQT Corp.	706	57,426
Exxon Mobil Corp.	533	44,346
Gulfport Energy Corp.*	106	4,267
Hess Corp.	139	9,296
INPEX Corp. (Japan)	2,700	30,648
Kelt Exploration Ltd. (Canada)*	370	2,500
Kosmos Energy Ltd.*	553	4,662
Lundin Petroleum AB (Sweden)*	101	1,733
Marathon Oil Corp.	161	4,273
Marathon Petroleum Corp.	50	2,615
Matador Resources Co.*	192	4,800
NuVista Energy Ltd. (Canada)*	230	1,232
Occidental Petroleum Corp.	871	67,738
Oil Search Ltd. (Australia)	49	269
Ophir Energy PLC (United Kingdom)*	2,000	3,562
Origin Energy Ltd. (Australia)	2,317	21,384
PDC Energy, Inc.*	39	2,092
Petroleo Brasileiro SA (Brazil), ADR*	185	1,674
Pioneer Natural Resources Co.	599	83,075
Range Resources Corp.	338	16,690
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	602	17,139
Royal Dutch Shell PLC (Netherlands) (Class B Stock), ADR	775	44,446
Seven Generations Energy Ltd. (Canada) (Class A Stock)*	530	6,925
SM Energy Co.	141	6,503
Southwestern Energy Co.	20	987
Spectra Energy Corp.	831	27,091
Total SA (France)	260	12,753
W&T Offshore, Inc.	478	2,619
Whiting Petroleum Corp.*	238	7,997
Woodside Petroleum Ltd. (Australia)	141	3,720
World Fuel Services Corp.	95	4,555
WPX Energy, Inc.*	340	4,175

		829,771

Paper & Forest Products — 0.2%
International Paper Co.	406	19,322
Schweitzer-Mauduit International, Inc.	59	2,353
TFS Corp. Ltd. (Australia)	2,343	2,888

COMMON STOCKS (continued)	Shares	Value (Note 2)
Paper & Forest Products (continued)
West Fraser Timber Co. Ltd. (Canada)	517	$28,408

		52,971

Personal Products — 0.1%
Estee Lauder Cos., Inc. (The) (Class A Stock)	149	12,912
Nu Skin Enterprises, Inc. (Class A Stock)	55	2,592
Pola Orbis Holdings, Inc. (Japan)	200	11,323

		26,827

Pharmaceuticals — 4.1%
AbbVie, Inc.	1,026	68,937
Akorn, Inc.*	72	3,144
Allergan PLC*	442	134,129
Aspen Pharmacare Holdings Ltd. (South Africa)	873	25,817
Astellas Pharma, Inc. (Japan)	1,300	18,520
Bayer AG (Germany)	120	16,805
Bristol-Myers Squibb Co.	205	13,641
CSPC Pharmaceutical Group Ltd. (China)	6,000	5,924
Daiichi Sankyo Co. Ltd. (Japan)	1,200	22,177
Dr Reddy’s Laboratories Ltd. (India), ADR	201	11,119
Eli Lilly & Co.	171	14,277
GlaxoSmithKline PLC (United Kingdom), ADR	700	29,155
Horizon Pharma PLC*	89	3,092
Johnson & Johnson	303	29,530
Laboratorios Farmaceuticos Rovi SA (Spain)	328	5,106
Mallinckrodt PLC*	18	2,119
Merck & Co., Inc.	1,536	87,444
Mylan NV*	617	41,870
Novartis AG (Switzerland)	1,002	98,557
Otsuka Holdings Co. Ltd. (Japan)	400	12,745
Pacira Pharmaceuticals, Inc.*	39	2,758
Perrigo Co. PLC	69	12,753
Pfizer, Inc.	6,683	224,081
Roche Holding AG (Switzerland)	112	31,404
Shire PLC (Ireland)	227	18,239
Shire PLC (Ireland), ADR	94	22,700
Sino Biopharmaceutical Ltd. (Hong Kong)	4,000	4,637
Takeda Pharmaceutical Co. Ltd. (Japan)	200	9,654
Teva Pharmaceutical Industries Ltd. (Israel), ADR	617	36,465
Tong Ren Tang Technologies Co. Ltd. (China) (Class H Stock)	2,000	3,385
Valeant Pharmaceuticals International, Inc. (NYSE)*	265	58,870
Valeant Pharmaceuticals International, Inc. (TSX)*	98	21,740
Zoetis, Inc.	430	20,735

		1,111,529

Professional Services — 0.7%
Capita PLC (United Kingdom)	2,018	39,211
CBIZ, Inc.*	794	7,654
DKSH Holding AG (Switzerland)*	78	5,638
Equifax, Inc.	367	35,632
Exova Group PLC (United Kingdom)	1,946	5,313
Experian PLC (Ireland)	2,155	39,196

SEE NOTES TO FINANCIAL STATEMENTS.

A76

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Professional Services (continued)
Hays PLC (United Kingdom)	2,555	$6,552
IHS, Inc. (Class A Stock)*	90	11,577
ManpowerGroup, Inc.	72	6,435
Sai Global Ltd. (Australia)	805	2,584
SGS SA (Switzerland)	4	7,294
Temp Holdings Co. Ltd. (Japan)	200	7,218
Towers Watson & Co. (Class A Stock)	50	6,290
Veda Group Ltd. (Australia)	1,841	3,148
Verisk Analytics, Inc.*	138	10,041
YouGov PLC (United Kingdom)(g)	2,323	3,814

		197,597

Real Estate Investment Trusts (REITs) — 3.8%
Acadia Realty Trust	250	7,277
Alexandria Real Estate Equities, Inc.	49	4,286
American Campus Communities, Inc.	257	9,686
American Capital Agency Corp.	140	2,572
American Capital Mortgage Investment Corp.	370	5,916
American Residential Properties, Inc.	409	7,567
American Tower Corp.	800	74,632
Annaly Capital Management, Inc.	489	4,494
Apollo Commercial Real Estate Finance, Inc.	394	6,473
AvalonBay Communities, Inc.	222	35,491
Axiare Patrimonio SOCIMI SA (Spain)	761	10,215
Boston Properties, Inc.	188	22,756
Brookfield Canada Office Properties (Canada)	310	6,709
Camden Property Trust	148	10,993
Canadian Real Estate Investment Trust (Canada)	65	2,209
CapitaLand Mall Trust (Singapore)	5,330	8,502
Charter Hall Retail REIT (Australia)	1,649	5,389
Cherry Hill Mortgage Investment Corp.	461	7,477
Concentradora Fibra Danhos SA de CV (Mexico)	1,840	4,310
Corporate Office Properties Trust	140	3,296
CPN Retail Growth Leasehold Property Fund (Thailand)(g)	5,600	2,769
Crown Castle International Corp.	595	47,779
CYS Investments, Inc.	532	4,112
DCT Industrial Trust, Inc.	228	7,168
Derwent London PLC (United Kingdom)	153	8,173
Digital Realty Trust, Inc.	401	26,739
Douglas Emmett, Inc.	745	20,070
EastGroup Properties, Inc.	81	4,555
Education Realty Trust, Inc.	152	4,767
Ellington Residential Mortgage REIT	519	7,411
Equity Residential	274	19,227
Essex Property Trust, Inc.	120	25,500
Excel Trust, Inc.	409	6,450
Federal Realty Investment Trust	201	25,746
Federation Centres (Australia)	3,793	8,535
First Potomac Realty Trust	729	7,509
Frontier Real Estate Investment Corp. (Japan)	1	4,475
Gecina SA (France)	252	31,058
General Growth Properties, Inc.	2,202	56,503

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Investment Trusts (REITs) (continued)
Great Portland Estates PLC (United Kingdom)	291	$3,548
Hammerson PLC (United Kingdom)	566	5,470
Healthcare Realty Trust, Inc.	278	6,466
Highwoods Properties, Inc.	178	7,111
Host Hotels & Resorts, Inc.	336	6,663
InnSuites Hospitality Trust	1,284	3,531
Investors Real Estate Trust	1,096	7,825
Iron Mountain, Inc.	569	17,639
Kilroy Realty Corp.	199	13,363
Kimco Realty Corp.	640	14,426
Land Securities Group PLC (United Kingdom)	710	13,425
Macerich Co. (The)	298	22,231
Mapletree Industrial Trust (Singapore)	3,300	3,823
Nippon Accommodations Fund, Inc. (Japan)	2	7,718
Nippon Prologis REIT, Inc. (Japan)	1	1,840
Pebblebrook Hotel Trust	156	6,689
Plum Creek Timber Co., Inc.	137	5,558
Post Properties, Inc.	16	870
ProLogis, Inc.	741	27,491
PS Business Parks, Inc.	78	5,628
Public Storage	141	25,996
Ramco-Gershenson Properties Trust	459	7,491
Rayonier, Inc.	185	4,727
Regency Centers Corp.	376	22,176
RLJ Lodging Trust	328	9,768
Scentre Group (Australia)	3,332	9,625
Shaftesbury PLC (United Kingdom)	900	12,264
Simon Property Group, Inc.	368	63,671
SL Green Realty Corp.	231	25,385
Stockland (Australia)	1,206	3,808
Strategic Hotels & Resorts, Inc.*	412	4,993
Sunstone Hotel Investors, Inc.	170	2,552
Taubman Centers, Inc.	136	9,452
Terreno Realty Corp.	199	3,920
Unibail-Rodamco SE (France)	54	13,716
Urban Edge Properties	280	5,821
Vornado Realty Trust	247	23,448
Weingarten Realty Investors	241	7,878
Weyerhaeuser Co.	1,099	34,619
ZAIS Financial Corp.	461	7,454

		1,038,875

Real Estate Management & Development — 0.8%
Alexander & Baldwin, Inc.	65	2,561
BR Malls Participacoes SA (Brazil)	4,869	23,021
Brasil Brokers Participacoes SA (Brazil)	2,500	1,729
Central Pattana PCL (Thailand)	1,800	2,531
Cheung Kong Property Holdings Ltd. (Hong Kong)*	3,736	30,991
China Overseas Land & Investment Ltd. (China)	6,000	21,121
China Vanke Co. Ltd. (China) (Class H Stock)	1,900	4,665
Emaar Malls Group PJSC (United Arab Emirates)*	2,002	1,813
Hang Lung Properties Ltd. (Hong Kong)	2,000	5,944
Hongkong Land Holdings Ltd. (Hong Kong)	1,400	11,480
Hufvudstaden AB (Sweden) (Class A Stock)	267	3,248

SEE NOTES TO FINANCIAL STATEMENTS.

A77

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Management & Development (continued)
Hysan Development Co. Ltd. (Hong Kong)	1,000	$4,330
Iguatemi Empresa de Shopping Centers SA (Brazil)	550	4,403
Inmobiliaria Colonial SA (Spain)*	6,065	4,278
Jones Lang LaSalle, Inc.	37	6,327
Kerry Properties Ltd. (Hong Kong)	2,000	7,840
Mitsubishi Estate Co. Ltd. (Japan)	1,000	21,538
PSP Swiss Property AG (Switzerland)*	189	16,187
Realogy Holdings Corp.*	90	4,205
Soho China Ltd. (China)	7,000	4,555
Sun Hung Kai Properties Ltd. (Hong Kong)	1,000	16,183
Tokyo Tatemono Co. Ltd. (Japan)	500	6,940
Wharf Holdings Ltd. (The) (Hong Kong)	2,000	13,291

		219,181

Road & Rail — 0.2%
Canadian Pacific Railway Ltd. (Canada)	83	13,299
ComfortDelGro Corp. Ltd. (Singapore)	6,400	14,863
Hertz Global Holdings, Inc.*	281	5,092
J.B. Hunt Transport Services, Inc.	87	7,142
Kansas City Southern	118	10,762
Norfolk Southern Corp.	85	7,426
Old Dominion Freight Line, Inc.*	42	2,881
Union Pacific Corp.	29	2,766

		64,231

Semiconductors & Semiconductor Equipment — 1.3%
Advanced Micro Devices, Inc.*	1,326	3,182
Aixtron SE (Germany)*	670	4,527
ARM Holdings PLC (United Kingdom)	1,151	18,835
ASM Pacific Technology Ltd. (Hong Kong)	500	4,948
ASML Holding NV (Netherlands)	212	22,052
Cree, Inc.*	128	3,332
Cypress Semiconductor Corp.*	318	3,740
Eo Technics Co. Ltd. (South Korea)	50	4,204
IQE PLC (United Kingdom)*	15,798	5,585
Marvell Technology Group Ltd.	404	5,327
Microchip Technology, Inc.	228	10,813
Micron Technology, Inc.*	2,624	49,436
NXP Semiconductors NV (Netherlands)*	183	17,971
OmniVision Technologies, Inc.*	160	4,191
QuickLogic Corp.*	1,857	2,953
SK Hynix, Inc. (South Korea)	573	21,718
STR Holdings, Inc.	3,190	3,796
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	16,000	72,778
Texas Instruments, Inc.	1,689	87,000
Xilinx, Inc.	306	13,513

		359,901

Software — 1.6%
Activision Blizzard, Inc.	256	6,198
ANSYS, Inc.*	84	7,664
Aspen Technology, Inc.*	23	1,048
Autodesk, Inc.*	78	3,906
CA, Inc.	1,636	47,918
CDK Global, Inc.	108	5,830
Computer Modelling Group Ltd. (Canada)	274	2,777
Descartes Systems Group, Inc. (The) (Canada)*	199	3,194

COMMON STOCKS (continued)	Shares	Value (Note 2)
Software (continued)
Electronic Arts, Inc.*	167	$11,105
Fortinet, Inc.*	122	5,042
Guidewire Software, Inc.*	95	5,028
Informatica Corp.*	105	5,089
Intuit, Inc.	6	605
Microsoft Corp.	4,041	178,410
NetSuite, Inc.*	59	5,413
Open Text Corp. (Canada)	103	4,183
Playtech PLC (United Kingdom)	758	9,747
PTC, Inc.*	132	5,415
Red Hat, Inc.*	258	19,590
salesforce.com, Inc.*	773	53,824
ServiceNow, Inc.*	275	20,435
Splunk, Inc.*	132	9,190
Synopsys, Inc.*	155	7,851
Totvs SA (Brazil)	169	2,119
WANdisco PLC (United Kingdom)*	471	1,665
Workday, Inc. (Class A Stock)*	161	12,299

		435,545

Specialty Retail — 1.7%
Advance Auto Parts, Inc.	43	6,849
AutoZone, Inc.*	18	12,004
Byggmax Group AB (Sweden)	398	2,698
CarMax, Inc.*	270	17,877
Dick’s Sporting Goods, Inc.	103	5,332
Dufry AG (Switzerland)*	143	19,926
Foot Locker, Inc.	97	6,500
Hikari Tsushin, Inc. (Japan)	100	6,740
Home Depot, Inc. (The)	682	75,791
Jin Co. Ltd. (Japan)	100	4,310
L Brands, Inc.	397	34,035
Lowe’s Cos., Inc.	1,494	100,053
Mr. Price Group Ltd. (South Africa)	222	4,569
Murphy USA, Inc.*	38	2,121
O’Reilly Automotive, Inc.*	157	35,479
Pets At Home Group PLC (United Kingdom)	1,158	5,435
Ross Stores, Inc.	1,186	57,651
Tiffany & Co.	36	3,305
Tractor Supply Co.	417	37,505
Ulta Salon Cosmetics & Fragrance, Inc.*	43	6,641
VT Holdings Co. Ltd. (Japan)	1,100	6,552
World Duty Free SpA (Italy)*	354	3,969
XXL ASA (Norway)	554	6,103
Yellow Hat Ltd. (Japan)	200	3,890

		465,335

Technology Hardware, Storage & Peripherals — 0.8%
Apple, Inc.	1,011	126,805
Catcher Technology Co. Ltd. (Taiwan)	1,000	12,502
NCR Corp.*	152	4,575
Quanta Computer, Inc. (Taiwan)	2,000	4,729
Samsung Electronics Co. Ltd. (South Korea)	18	20,423
SanDisk Corp.	57	3,319
Seagate Technology PLC	330	15,675
Toshiba TEC Corp. (Japan)	1,000	5,410
Western Digital Corp.	246	19,291
Xaar PLC (United Kingdom)	195	1,425

		214,154

SEE NOTES TO FINANCIAL STATEMENTS.

A78

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Textiles, Apparel & Luxury Goods — 0.8%
Burberry Group PLC (United Kingdom)	459	$11,324
Cie Financiere Richemont SA (Switzerland) (SGMX)	287	23,327
Cie Financiere Richemont SA (Switzerland) (XJSE)	634	5,171
Hanesbrands, Inc.	726	24,190
Kate Spade & Co.*	353	7,604
Kering (France)	68	12,158
Luthai Textile Co. Ltd. (China) (Class B Stock)	3,900	6,229
Moncler SpA (Italy)	938	17,381
NIKE, Inc. (Class B Stock)	481	51,958
Pacific Textiles Holdings Ltd. (Hong Kong)	6,000	9,583
PVH Corp.	29	3,341
Samsonite International SA	4,800	16,595
Ted Baker PLC (United Kingdom)	180	8,246
Tumi Holdings, Inc.*	239	4,904
VF Corp.	22	1,534

		203,545

Thrifts & Mortgage Finance — 0.1%
MGIC Investment Corp.*	438	4,984
Waterstone Financial, Inc.	575	7,590

		12,574

Tobacco — 0.6%
Japan Tobacco, Inc. (Japan)	1,500	53,324
KT&G Corp. (South Korea)	235	19,993
Philip Morris International, Inc.	1,145	91,795

		165,112

Trading Companies & Distributors — 0.5%
Brenntag AG (Germany)	356	20,428
Fastenal Co.	96	4,049
IMCD Group NV (Netherlands)	134	4,855
Indutrade AB (Sweden)	61	2,806
Mitsubishi Corp. (Japan)	600	13,190
Mitsui & Co. Ltd. (Japan)	600	8,152
Rexel SA (France)	929	14,991
Sumitomo Corp. (Japan)	5,400	62,853
W.W. Grainger, Inc.	68	16,092

		147,416

Transportation Infrastructure — 0.1%
CCR SA (Brazil)	620	2,985
DP World Ltd. (United Arab Emirates)	1,210	25,894

		28,879

Water Utilities — 0.1%
American States Water Co.	197	7,366
California Water Service Group	280	6,398

		13,764

Wireless Telecommunication Services — 0.6%
Sarana Menara Nusantara Tbk PT (Indonesia)*(g)	40,400	12,121
SBA Communications Corp. (Class A Stock)*	64	7,358
SoftBank Group Corp. (Japan)	900	53,013
SoftBank Group Corp. (Japan), ADR	95	2,798
Tim Participacoes SA (Brazil), ADR	795	13,006

COMMON STOCKS (continued)		Shares	Value (Note 2)
Wireless Telecommunication Services (continued)
T-Mobile US, Inc.*		988	$38,305
Vodafone Group PLC (United Kingdom), ADR		717	26,135

			152,736

TOTAL COMMON STOCKS (cost $19,777,758)			20,197,896

PREFERRED STOCKS — 0.3%
Automobiles — 0.1%
Volkswagen AG (Germany) (PRFC)		126	29,242

Banks — 0.1%
Banco Bradesco SA (Brazil) (PRFC)		498	4,565
Itau Unibanco Holding SA (Brazil) (PRFC)		2,856	31,462

			36,027

Health Care Equipment & Supplies
Sartorius AG (Germany) (PRFC)		37	6,878

Metals & Mining — 0.1%
ArcelorMittal (Luxembourg), Series MTUS, CVT, 6.000%		157	2,451
Gerdau SA (Brazil) (PRFC)		1,200	2,875
Vale SA (Brazil) (PRFC), ADR		1,111	5,611

			10,937

Oil, Gas & Consumable Fuels
Petroleo Brasileiro SA (Brazil) (PRFC), ADR		485	3,958

TOTAL PREFERRED STOCKS (cost $100,275)			87,042

		Units
RIGHTS*
Specialty Retail
Dufry AG (Switzerland), expiring 07/30/15 (cost $0)		100	—

		Shares
UNAFFILIATED MUTUAL FUNDS — 8.6%
T. Rowe Price Emerging Markets Bond Fund		69,451	826,466
T. Rowe Price Institutional Floating Rate Fund		70,445	713,608
T. Rowe Price Institutional High Yield Fund		87,151	793,074

TOTAL UNAFFILIATED MUTUAL FUNDS (cost $2,398,967)			2,333,148

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 0.2%
Non-Residential Mortgage-Backed Securities
Ally Master Owner Trust, Series 2015-3, Class A
1.630%	05/15/20	15	14,992
Ascentium Equipment Receivables LLC, Series 2015-1A, Class A3, 144A
1.610%	10/13/20	1	1,003
Cabela’s Credit Card Master Note Trust, Series 2015-1A, Class A1
2.260%	03/15/23	5	5,037

SEE NOTES TO FINANCIAL STATEMENTS.

A79

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Non-Residential Mortgage-Backed Securities (continued)
Ford Credit Auto Lease Trust,
Series 2014-B, Class A4
1.100%	11/15/17	5	$5,005
GE Equipment Transportation LLC,
Series 2014-1, Class A4
1.480%	08/23/22	5	5,015
Series 2015-1, Class A3
1.280%	02/25/19	1	1,001
John Deere Owner Trust,
Series 2014-B, Class A3
1.070%	11/15/18	5	5,003
Series 2015-A, Class A4
1.650%	12/15/21	5	5,019
SunTrust Auto Receivables Trust,
Series 2015-1A, Class A4, 144A
1.780%	01/15/21	10	9,997

TOTAL ASSET-BACKED SECURITIES (cost $51,999)			52,072

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.4%
Commercial Mortgage Trust,
Series 2014-CR20, Class A1
1.324%	11/10/47	9	8,954
Series 2015-LC21, Class A4
3.708%	07/10/48	10	10,252
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through,
Series K716, Class A1(g)
2.413%	01/25/21	9	9,703
FREMF Mortgage Trust,
Series 2015-K43, Class B, 144A
3.863%(c)	02/25/48	10	10,002
Series 2015-K45, Class B, 144A
3.714%(c)	02/25/25	10	9,408
Series 2015-K718, Class B, 144A
3.669%(c)	02/25/22	10	9,899
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C19, Class AS
4.243%(c)	04/15/47	10	10,561
Series 2014-C22, Class A1
1.451%	09/15/47	9	8,807
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C17, Class B
4.464%(c)	08/15/47	10	10,421
Wells Fargo Commercial Mortgage Trust,
2015-NXS2, Class A5
3.767%	07/15/58	10	10,299
WF-RBS Commercial Mortgage Trust,
Series 2014-C20, Class AS
4.176%	05/15/47	10	10,619

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $108,667)			108,925

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS — 2.8%
Airlines — 0.1%
American Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.700%	10/01/26	5	$4,853
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	05/01/27	10	9,875
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.750%	12/15/16	5	5,321
United Airlines 2014-1 Class B Pass-Through Trust,
Pass-Through Certificates
4.750%	10/11/23	5	5,087

			25,136

Automobiles
General Motors Co.,
Sr. Unsec’d. Notes
4.000%	04/01/25	5	4,908
Nissan Motor Acceptance Corp. (Japan),
Sr. Unsec’d. Notes, 144A
1.950%	09/12/17	5	5,034

			9,942

Banks — 0.3%
Bank of America Corp.,
Sr. Unsec’d. Notes
2.650%	04/01/19	10	10,118
Sr. Unsec’d. Notes, MTN
4.125%	01/22/24	10	10,249
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN
1.300%	07/14/17	5	5,001
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes
1.300%	07/21/17	5	5,001
BB&T Corp.,
Sr. Unsec’d. Notes, MTN
2.250%	02/01/19	10	10,046
Citigroup, Inc.,
Sr. Unsec’d. Notes
1.850%	11/24/17	10	10,024
Fifth Third Bancorp,
Sub. Notes
4.300%	01/16/24	10	10,263
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
1.625%	05/15/18	5	4,961
2.750%	06/23/20	5	5,005
Sub. Notes
3.375%	05/01/23	10	9,710
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
3.500%	03/08/22	10	10,272

			90,650

SEE NOTES TO FINANCIAL STATEMENTS.

A80

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Beverages — 0.1%
Anheuser-Busch Inbev Worldwide, Inc. (Belgium),
Gtd. Notes
2.875%	02/15/16	10	$10,136

Biotechnology — 0.1%
Baxalta, Inc.,
Sr. Unsec’d. Notes, 144A
2.000%	06/22/18	5	4,993
Celgene Corp.,
Sr. Unsec’d. Notes
2.300%	08/15/18	5	5,075

			10,068

Capital Markets — 0.1%
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.625%	01/31/19	5	5,062
Sr. Unsec’d. Notes, MTN
7.500%	02/15/19	10	11,746
Sub. Notes
5.150%	05/22/45	5	4,824
Morgan Stanley,
Sr. Unsec’d. Notes
2.125%	04/25/18	10	10,068
4.300%	01/27/45	5	4,672

			36,372

Commercial Services & Supplies
George Washington University (The),
Unsec’d. Notes
4.300%	09/15/44	5	4,710

Communications Equipment
Harris Corp.,
Sr. Unsec’d. Notes
4.854%	04/27/35	10	9,582

Consumer Finance — 0.1%
American Express Credit Corp.,
Sr. Unsec’d. Notes
2.125%	07/27/18	10	10,115
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25	5	4,774
General Motors Financial Co., Inc.,
Gtd. Notes
3.150%	01/15/20	10	10,047
Toyota Motor Credit Corp. (Japan),
Sr. Unsec’d. Notes, MTN
1.450%	01/12/18	10	10,010

			34,946

Containers & Packaging
Packaging Corp. of America,
Sr. Unsec’d. Notes
3.650%	09/15/24	5	4,900

Diversified Financial Services — 0.1%
General Electric Capital Corp.,
Gtd. Notes
1.625%	04/02/18	10	10,029
Gtd. Notes, MTN

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Diversified Financial Services (continued)
2.200%	01/09/20	5	$4,999

			15,028

Diversified Telecommunication Services — 0.1%
AT&T, Inc.,
Sr. Unsec’d. Notes
1.400%	12/01/17	10	9,934
3.000%	06/30/22	5	4,828
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
6.400%	09/15/33	15	17,189

			31,951

Electric Utilities — 0.1%
Appalachian Power Co.,
Sr. Unsec’d. Notes
4.450%	06/01/45	10	9,595
Eversource Energy,
Sr. Unsec’d. Notes
1.600%	01/15/18	5	5,020
Exelon Corp.,
Sr. Unsec’d. Notes
4.950%	06/15/35	5	5,048
Southern Co. (The),
Sr. Unsec’d. Notes
1.300%	08/15/17	5	4,992

			24,655

Electronic Equipment, Instruments & Components
Arrow Electronics, Inc.,
Sr. Unsec’d. Notes
4.000%	04/01/25	5	4,888
Keysight Technologies, Inc.,
Gtd. Notes, 144A
6.375%	10/30/19	5	5,017

			9,905

Energy Equipment & Services
Columbia Pipeline Group, Inc.,
Gtd. Notes, 144A
3.300%	06/01/20	5	5,019
Transocean, Inc.,
Gtd. Notes
6.875%	12/15/21	5	4,500

			9,519

Food & Staples Retailing
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
1.750%	11/17/17	5	5,020

Food Products
Tyson Foods, Inc.,
Gtd. Notes
4.500%	06/15/22	5	5,311

Health Care Equipment & Supplies — 0.1%
Medtronic, Inc.,
Gtd. Notes, 144A
2.500%	03/15/20	10	10,017

SEE NOTES TO FINANCIAL STATEMENTS.

A81

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Health Care Equipment & Supplies (continued)
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes
3.150%	04/01/22	5	$4,918
4.250%	08/15/35	5	4,621

			19,556

Health Care Providers & Services — 0.2%
AHS Hospital Corp.,
Unsec’d. Notes
5.024%	07/01/45	5	4,924
Anthem, Inc.,
Sr. Unsec’d. Notes
4.650%	01/15/43	15	13,751
Catholic Health Initiatives,
Sec’d. Notes
2.950%	11/01/22	10	9,754
Express Scripts Holding Co.,
Gtd. Notes
3.125%	05/15/16	10	10,164
Humana, Inc.,
Sr. Unsec’d. Notes
2.625%	10/01/19	5	5,033
Trinity Health Corp.,
Sec’d. Notes
4.125%	12/01/45	5	4,618

			48,244

Household Durables
Whirlpool Corp.,
Sr. Unsec’d. Notes
1.650%	11/01/17	5	5,017

Independent Power & Renewable Electricity Producers
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
5.200%	10/01/19	5	5,499

Insurance — 0.1%
American International Group, Inc.,
Sr. Unsec’d. Notes
2.300%	07/16/19	5	4,991
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.850%	08/01/44	5	4,831
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.350%	09/10/19	10	10,032
Principal Financial Group, Inc.,
Gtd. Notes
3.400%	05/15/25	10	9,769

			29,623

Internet & Catalog Retail — 0.1%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
3.300%	12/05/21	10	10,132
Priceline Group, Inc. (The),
Sr. Unsec’d. Notes
3.650%	03/15/25	5	4,868

			15,000

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
IT Services — 0.1%
Xerox Corp.,
Sr. Unsec’d. Notes
2.750%	09/01/20	15	$14,856

Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
3.875%	07/15/23	10	10,023
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
2.400%	02/01/19	10	9,989

			20,012

Media — 0.2%
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	02/15/23	10	9,894
NBCUniversal Media LLC,
Gtd. Notes
5.150%	04/30/20	10	11,231
Omnicom Group, Inc.,
Gtd. Notes
4.131%	05/15/45	5	4,910
Thomson Reuters Corp.,
Sr. Unsec’d. Notes
0.875%	05/23/16	10	9,980
Time Warner Cable, Inc.,
Gtd. Notes
4.000%	09/01/21	10	10,266

			46,281

Metals & Mining — 0.1%
Alcoa, Inc.,
Sr. Unsec’d. Notes
5.950%	02/01/37	5	4,987
Goldcorp, Inc. (Canada),
Sr. Unsec’d. Notes
2.125%	03/15/18	10	10,023
Rio Tinto Finance USA PLC (United Kingdom),
Gtd. Notes
1.375%	06/17/16	10	10,033
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
5.875%	04/23/45	5	4,756
Vale Overseas Ltd. (Brazil),
Gtd. Notes
4.375%	01/11/22	5	4,885

			34,684

Multi-Utilities
Dominion Resources, Inc.,
Sr. Unsec’d. Notes
2.500%	12/01/19	5	5,015

Oil, Gas & Consumable Fuels — 0.3%
Boardwalk Pipelines LP,
Gtd. Notes
4.950%	12/15/24	5	4,903
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
5.875%	05/28/45	5	4,413

SEE NOTES TO FINANCIAL STATEMENTS.

A82

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Oil, Gas & Consumable Fuels (continued)
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
4.150%	06/01/25	15	$14,605
EQT Midstream Partners LP,
Gtd. Notes
4.000%	08/01/24	5	4,733
Kinder Morgan, Inc.,
Gtd. Notes
2.000%	12/01/17	5	4,985
Pemex Project Funding Master Trust (Mexico),
Gtd. Notes
6.625%	06/15/35	10	10,675
Petroleos Mexicanos (Mexico),
Gtd. Notes, 144A
3.500%	07/23/20	10	10,110
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.600%	11/01/24	5	4,826
SESI LLC,
Gtd. Notes
6.375%	05/01/19	10	10,170
Shell International Finance BV (Netherlands),
Gtd. Notes
3.250%	05/11/25	10	9,903
Southwestern Energy Co.,
Sr. Unsec’d. Notes
3.300%	01/23/18	5	5,127
Whiting Petroleum Corp.,
Gtd. Notes
5.750%	03/15/21	2	1,968

			86,418

Paper & Forest Products
International Paper Co.,
Sr. Unsec’d. Notes
5.000%	09/15/35	10	9,797

Pharmaceuticals — 0.1%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.500%	05/14/35	10	9,783
Actavis Funding SCS,
Gtd. Notes
3.450%	03/15/22	5	4,953
4.550%	03/15/35	5	4,754

			19,490

Real Estate Investment Trusts (REITs) — 0.1%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.850%	02/01/25	5	4,805
Kilroy Realty LP,
Gtd. Notes
4.250%	08/15/29	5	4,978
Simon Property Group LP,
Sr. Unsec’d. Notes
3.375%	10/01/24	5	4,968

			14,751

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Real Estate Management & Development
Forest City Enterprises, Inc.,
Sr. Unsec’d. Notes
4.250%	08/15/18	2	$2,346

Software — 0.1%
Oracle Corp.,
Sr. Unsec’d. Notes
2.250%	10/08/19	10	10,058
2.950%	05/15/25	5	4,812

			14,870

Specialty Retail
QVC, Inc.,
Sr. Sec’d. Notes
4.850%	04/01/24	5	5,008

Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.,
Sr. Unsec’d. Notes
3.200%	05/13/25	10	9,948

Tobacco
Reynolds American, Inc.,
Gtd. Notes
2.300%	06/12/18	5	5,037

Trading Companies & Distributors
GATX Corp.,
Sr. Unsec’d. Notes
2.600%	03/30/20	5	4,934

TOTAL CORPORATE OBLIGATIONS (cost $763,658)			754,217

FOREIGN GOVERNMENT BONDS — 0.2%
Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
4.000%	01/22/24	10	10,463
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
1.375%	01/15/20	10	9,795
Province of Ontario (Canada),
Sr. Unsec’d. Notes
1.250%	07/15/20	10	10,488
Province of Quebec (Canada),
Sr. Unsec’d. Notes
2.875%	10/16/24	10	10,062
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
7.000%	06/05/20	10	11,415

TOTAL FOREIGN GOVERNMENT BONDS (cost $52,150)			52,223

MUNICIPAL BOND
University of California, Revenue Bonds, Series J (cost $5,000)
4.131%	05/15/45	5	4,668

SEE NOTES TO FINANCIAL STATEMENTS.

A83

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITY
Fannie Mae Connecticut Avenue Securities, Series 2015-C01, Class 1M1 (cost $6,876)
1.685%(c)	02/25/25		7	$6,884

U.S. TREASURY OBLIGATIONS — 12.0%
U.S. Treasury Bonds
2.000%	02/15/25		29	38,985
2.500%	02/15/45		58	51,045
3.000%	11/15/44-05/15/45		95	93,001
3.125%	11/15/41-08/15/44		158	158,004
3.375%	05/15/44		5	5,252
3.500%	02/15/39		5	5,390
3.625%	08/15/43		50	55,008
4.500%	02/15/36-05/15/38		82	102,887
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/16-07/15/24		1,144	1,181,893
0.375%	07/15/23		22	22,446
0.625%	07/15/21-01/15/24		117	121,338
0.750%	02/15/45		12	11,013
1.250%	07/15/20		99	114,915
1.375%	07/15/18-02/15/44		146	167,081
1.625%	01/15/18		101	120,519
2.125%	01/15/19-02/15/40		200	240,703
2.375%	01/15/17		41	50,448
2.500%	07/15/16-01/15/29		51	64,825
U.S. Treasury Notes
0.375%	08/31/15		5	5,002
0.500%	07/31/17		65	64,771
0.875%	01/31/17-01/15/18		101	101,340
1.000%	09/30/16		7	7,053
1.250%	08/31/15	(k)	32	32,063
1.375%	02/29/20		195	193,309
1.500%	05/31/19		100	100,555
1.750%	09/30/19		15	15,180
2.000%	02/15/25		28	27,204
2.125%	02/29/16		5	5,064
2.500%	08/15/23		15	15,323
2.625%	11/15/20		53	55,356
2.750%	02/15/24		10	10,382

TOTAL U.S. TREASURY OBLIGATIONS (cost $3,264,699)				3,237,355

TOTAL LONG-TERM INVESTMENTS (cost $26,530,049)				26,834,430

SHORT-TERM INVESTMENT — 3.0%	Shares	Value (Note 2)
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $818,865)(w)(Note 4)	818,865	818,865

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 102.2% (cost $27,348,914)		$27,653,295

	Notional Amount (000)#
OPTIONS WRITTEN* — (0.2)%
Call Options
S&P 500 Index,
expiring 08/21/15, Strike Price $2,060.00 (premiums received $51,570)	10	(45,000)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 102.0% (cost $27,297,344)		27,608,295
LIABILITIES IN EXCESS OF OTHER ASSETS(x) — (2.0)%		(550,519)

NET ASSETS — 100.0%		$27,057,776

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2015.

(g)	Indicates a security that has been deemed illiquid.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A84

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Futures contracts open at June 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2015	Unrealized Appreciation(1)
Long Position:
1	2 Year U.S. Treasury Notes	Sep. 2015	$218,547	$218,938	$391

(1)	U.S. Treasury Security with a market value of $1,002 has been segregated to cover requirement for open futures contracts as of June 30, 2015.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$15,030,903	$5,166,993	$—
Preferred Stocks	57,800	29,242	—
Rights	—	—	—
Unaffiliated Mutual Funds	2,333,148	—	—
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	—	52,072	—
Commercial Mortgage-Backed Securities	—	98,626	10,299
Corporate Obligations	—	754,217	—
Foreign Government Bonds	—	52,223	—
Municipal Bond	—	4,668	—
Residential Mortgage-Backed Security	—	6,884	—
U.S. Treasury Obligations	—	3,237,355	—
Affiliated Money Market Mutual Fund	818,865	—	—
Options Written	(45,000)	—	—
Other Financial Instruments*
Financial Futures Contracts	391	—	—

Total	$18,196,107	$9,402,280	$10,299

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2015 were as follows:

U.S. Treasury Obligations	12.0%
Unaffiliated Mutual Funds	8.6
Banks	5.2
Pharmaceuticals	4.2
Real Estate Investment Trusts (REITs)	3.9
Oil, Gas & Consumable Fuels	3.4
Health Care Providers & Services	3.3
Capital Markets	3.2
Insurance	3.2
Affiliated Money Market Mutual Fund	3.0
Internet Software & Services	2.9
Metals & Mining	2.5
Industrial Conglomerates	2.4

Biotechnology	2.3%
Chemicals	2.3
IT Services	2.2
Media	2.1
Internet & Catalog Retail	1.8
Aerospace & Defense	1.8
Specialty Retail	1.7
Health Care Equipment & Supplies	1.7
Software	1.7
Hotels, Restaurants & Leisure	1.5
Food Products	1.4
Machinery	1.4
Semiconductors & Semiconductor Equipment	1.3
Food & Staples Retailing	1.3
Life Sciences Tools & Services	1.1
Electric Utilities	1.1
Airlines	1.0

SEE NOTES TO FINANCIAL STATEMENTS.

A85

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

Diversified Telecommunication Services	0.9%
Technology Hardware, Storage & Peripherals	0.8
Real Estate Management & Development	0.8
Auto Components	0.8
Beverages	0.8
Textiles, Apparel & Luxury Goods	0.8
Professional Services	0.7
Tobacco	0.6
Automobiles	0.6
Wireless Telecommunication Services	0.6
Trading Companies & Distributors	0.6
Electronic Equipment, Instruments & Components	0.6
Commercial Services & Supplies	0.5
Multiline Retail	0.5
Consumer Finance	0.5
Communications Equipment	0.5
Construction Materials	0.5
Diversified Financial Services	0.4
Commercial Mortgage-Backed Securities	0.4
Independent Power & Renewable Electricity Producers	0.4
Multi-Utilities	0.4
Energy Equipment & Services	0.4
Household Products	0.3

Electrical Equipment	0.3%
Household Durables	0.3
Air Freight & Logistics	0.3
Containers & Packaging	0.3
Gas Utilities	0.3
Road & Rail	0.2
Paper & Forest Products	0.2
Leisure Products	0.2
Foreign Government Bonds	0.2
Non-Residential Mortgage-Backed Securities	0.2
Building Products	0.2
Construction & Engineering	0.1
Transportation Infrastructure	0.1
Personal Products	0.1
Diversified Consumer Services	0.1
Water Utilities	0.1
Thrifts & Mortgage Finance	0.1

102.2
Options Written	(0.2)
Liabilities in excess of other assets	(2.0)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2015 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from/to broker — variation margin futures	$391	*	—	$—
Equity contracts	—	—		Options written outstanding, at value	45,000

Total		$391			$45,000

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Futures	Options Written	Forward Currency Contracts(2)	Total
Foreign exchange contracts	$—	$—	$—	$6	$6
Equity contracts	141	—	31,405	—	31,546
Interest contracts	—	(18)	—	—	(18)

Total	$141	$(18)	$31,405	$6	$31,534

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(3)	Futures	Options Written	Total
Interest rate contracts	$—	$391	$—	$391
Equity contracts	3	—	3,285	3,288

Total	$3	$391	$3,285	$3,679

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A86

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

(2)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For	the six months ended June 30, 2015, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts — Long Positions(1)	Options Written(2)
$5,333	$73

(1)	Value at Trade Date.

(2)	Notional Amount in USD (000).

SEE NOTES TO FINANCIAL STATEMENTS.

A87

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2015

ASSETS:
Investments at value:
Unaffiliated investments (cost $26,530,049)	$26,834,430
Affiliated investments (cost $818,865)	818,865
Cash	640
Foreign currency, at value (cost $20,806)	20,832
Receivable for investments sold	137,490
Dividends and interest receivable	54,521
Receivable for fund share sold	36,420
Tax reclaim receivable	2,965
Prepaid expenses	69

Total Assets	27,906,232

LIABILITIES:
Payable for investments purchased	631,547
Accrued expenses and other liabilities	169,424
Options written outstanding, at value (premiums received $51,570)	45,000
Advisory fees payable	1,717
Distribution fee payable	371
Affiliated transfer agent fee payable	350
Due to broker-variation margin futures	47

Total Liabilities	848,456

NET ASSETS	$27,057,776

Net assets were comprised of:
Paid-in capital	$26,466,916
Retained earnings	590,860

Net assets, June 30, 2015	$27,057,776

Net asset value and redemption price per share, $27,057,776 / 2,523,986 outstanding shares of beneficial interest	$10.72

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2015

INCOME
Unaffiliated dividend income (net of $8,115 foreign withholding tax)	$211,339
Interest income	17,568
Affiliated dividend income	380

229,287

EXPENSES
Advisory fees	88,655
Distribution fee	9,961
Custodian and accounting fees	187,000
Audit fee	12,000
Trustees’ fees	5,000
Legal fees and expenses	4,000
Shareholders’ reports	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100)	4,000
Miscellaneous	26,782

Total expenses	341,398
Less: advisory fee waivers and/or expense reimbursement	(242,480)

Net expenses	98,918

NET INVESTMENT INCOME	130,369

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	84,535
Futures transactions	(18)
Options written transactions	31,405
Foreign currency transactions	(1,408)

114,514

Net change in unrealized appreciation (depreciation) on:
Investments	108,164
Futures	391
Options written	3,285
Foreign currencies	174

112,014

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	226,528

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$356,897

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2015	April 28, 2014* through December 31, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$130,369	$72,032
Net realized gain (loss) on investment and foreign currency transactions	114,514	(37,511)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	112,014	199,442

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	356,897	233,963

FUND SHARE TRANSACTIONS:
Fund share sold [1,245,783 and 1,459,820 shares, respectively]	13,407,427	14,948,484
Fund share repurchased [65,284 and 116,333 shares, respectively]	(684,895)	(1,204,100)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	12,722,532	13,744,384

TOTAL INCREASE IN NET ASSETS	13,079,429	13,978,347
NET ASSETS:
Beginning of period	13,978,347	—

End of period	$27,057,776	$13,978,347

*	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A88

GLOSSARY:

SCHEDULE OF INVESTMENTS	June 30, 2015 (Unaudited)

The following abbreviations are used in the preceding Portfolios descriptions:

Currency:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	New Taiwanese Dollar
USD	United States Dollar
ZAR	South African Rand

Exchange:

BRN	BX Worldcaps
CHIX	BATS Exchange
NYSE	New York Stock Exchange
OTC	Over-The-Counter
SGMX	Sigma X MTF
TSX	Toronto Stock Exchange
XJSE	Johannesburg Stock Exchange
XLON	London Stock Exchange
SWX	SIX Swiss Exchange

Index:

CDX	Credit Derivative Index
DAX	German Stock Index
IBEX	Spanish Stock Index
iBoxx	Bond Market Indices
STOXX	Stock Index of the Eurozone
TAIEX	Taiwan Stock Exchange Index
TOPIX	Tokyo Stock Price Index
UKRPI	United Kingdom Retail Price Index

Other:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ADR	American Depositary Receipt
ADS	American Depositary Share
ASX	Australian Securities Exchange
BBSW	Australian Bank Bill Swap Reference Rate
Bobl	Bundesobligationen-German Federal Obligations
CDOR	Canadian Dealer Offered Rate
CLO	Collateralized Loan Obligation
CMBS	Commercial Mortgage-Backed Security
CVA	Certificate Van Aandelen (Bearer)
CVT	Convertible Security
EAFE	Europe, Australasia, Far East
ETF	Exchange Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
FREMF	Freddie Mac Mortgage Trust
GDR	Global Depositary Receipt
IO	Interest Only
KLIBOR	Kuala Lumpur Interbank Offered Rate
KWCDC	Korean Won Certificate of Deposit
LIBOR	London Interbank Offered Rate
MLP	Master Limited Partnership
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NASDAQ	National Association of Securities Dealers Automated Quotations
NIBOR	Norwegian Interbank Offered Rate
NVDR	Non-voting Depositary Receipt
OAT	Obligations Assimilables du Tresor
PIK	Payment-in-Kind
PRFC	Preference Shares
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
STIBOR	Stockholm Interbank Offered Rate
TIPS	Treasury Inflation Protected Securities
WIBOR	Warsaw Interbank Offered Rate

SEE NOTES TO FINANCIAL STATEMENTS.

A89

NOTES TO THE FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST

(Unaudited)

1.	General

Advanced Series Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust was organized on October 31, 1988 as a Massachusetts business trust. The Trust operates as a series company and, at June 30, 2015 consisted of 92 separate Portfolios (“Portfolio” or “Portfolios”). The information presented in these financial statements pertains to the 11 Portfolios listed below together with their investment objectives.

Shares of each Portfolio may only be purchased by separate accounts of Participating Insurance Companies for investing assets which are attributable to variable annuity contracts and variable life insurance policies (“Contractholders”). These separate accounts place orders to purchase and redeem shares of the Trust primarily based upon the amount of premium payments to be invested, and the amount of surrender and transfer requests to be effected on a specific day under the variable annuity contracts and variable life insurance policies.

The Portfolios of the Trust have the following investment objectives and subadvisers:

	Objective	Subadviser(s)
AST BlackRock Multi-Asset Income Portfolio (“BlackRock Multi-Asset Income”)	Maximize current income with consideration for capital appreciation.	BlackRock Investment Management, LLC

AST FQ Absolute Return Currency Portfolio (“FQ Absolute Return Currency”)	Absolute returns not highly correlated with any traditional asset class.	First Quadrant, L.P.

AST Franklin Templeton K2 Global Absolute Return Portfolio (“Franklin Templeton K2 Global Absolute Return”)	Capital appreciation with reduced market correlation.	Franklin Advisers, Inc. / K2/D&S Management Co., LLC /Templeton Global Advisors Ltd.

AST Goldman Sachs Global Growth Allocation Portfolio (“Goldman Sachs Global Growth Allocation”)	Total return made up of capital appreciation and income.	Goldman Sachs Asset Management, L.P.

AST Goldman Sachs Strategic Income Portfolio (“Goldman Sachs Strategic Income”)	Total return.	Goldman Sachs Asset Management, L.P.

AST Jennison Global Infrastructure Portfolio (“Jennison Global Infrastructure”)	Total return.	Jennison Associates LLC (“Jennison”)

AST Managed Equity Portfolio (“Managed Equity”)	Capital appreciation.	Quantitative Management Associates LLC (“QMA”)

AST Managed Fixed-Income Portfolio (“Managed Fixed-Income”)	Total return.	QMA

AST Prudential Flexible Multi-Strategy Portfolio (“Prudential Flexible Multi-Strategy”)	Capital appreciation.	Jennison / Prudential Investment Management, Inc. (“PIM”) / QMA

AST QMA International Core Equity (“QMA International Core Equity”)	Long-term capital appreciation.	QMA

B1

	Objective	Subadviser(s)
AST T. Rowe Price Diversified Real Growth Portfolio (“T. Rowe Price Diversified Real Growth”)	Long-term capital appreciation and secondarily, income.	T. Rowe Price Associates, Inc.

2.	Accounting Policies

The Trust follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Trust and the Portfolios consistently follow such policies in the preparation of their financial statements.

Securities Valuation: Each Portfolio holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to AST Investment Services, Inc. and Prudential Investments LLC (“PI”), the co-managers of the Trust (together the “Investment Manager”) for Jennison Global Infrastructure, Managed Equity and Managed Fixed Income. PI is the sole Investment Manager for BlackRock Multi-Asset, FQ Absolute Return Currency, Franklin Templeton K2 Global Absolute Return, Goldman Sachs Global Growth Allocation, Goldman Sachs Strategic Income, Prudential Flexible Multi-Strategy, QMA International Core Equity and T. Rowe Price Diversified Real Growth. Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit a Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each Portfolio’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory Notes are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter (“OTC”) market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

B2

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Portfolio securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities:    Subject to guidelines adopted by the Board, each Portfolio may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued the investment. Therefore, a Portfolio may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Portfolio’s Subadviser under the guidelines adopted by the Trustees of the Trust. However, the liquidity of a Portfolio’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation:    The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the current daily rates of exchange.

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Participatory Notes/Warrants:    The Trust may gain exposure to securities in certain foreign markets through investments in participatory notes (“P-notes”). The Trust may purchase P-notes pending ability to invest directly in a foreign market due to restrictions applicable to foreign investors or other market factors. P-notes are generally issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying security.

B3

P-notes involve transaction costs, which may be higher than those applicable to the equity securities. An investment in a P-note may involve risks, including counterparty risk, beyond those normally associated with a direct investment in the underlying security. The Trust must rely on the creditworthiness of the counterparty and would have no rights against the issuer of the underlying security. Furthermore, the P-note’s performance may differ from that of the underlying security. The holder of the P-note is entitled to receive from the bank or broker-dealer, an amount equal to dividends paid by the issuer of the underlying security; however, the holder is not entitled to the same rights (e.g., dividends, voting rights) as an owner of the underlying security. There is also no assurance that there will be a secondary trading market for a P-note or that the trading price of a P-note will equal the value of the underlying security.

Forward Currency Contracts:    A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios, as defined in the prospectus, entered into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on investments and foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain or loss, if any, is included in net realized gain or loss on foreign currency transactions. Upon entering into these contracts, risks may arise from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. A Portfolio’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life.

Cross Currency Exchange Contracts:    A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options:    Certain Portfolios either purchased or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Portfolio currently owns or intends to purchase. The Portfolio’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

If an option expires unexercised, the Portfolio realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on written options transactions.

The Portfolio, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. Over-the-counter options involve the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Portfolios since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When a Portfolio writes an option on a swap, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Portfolio becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Portfolio becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Portfolio will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts:    A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a

B4

certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts.

Certain Portfolios invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Portfolios intend to purchase, against fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates. Portfolios may also use futures to gain additional market exposure. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities. With exchange-traded futures contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange traded futures and guarantees the futures contracts against default.

Short Sales:    Certain Portfolios may sell a security they do not own in anticipation of a decline in the market value of that security (short sale). When the Portfolio makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the transaction. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to return any interest or dividends received on such borrowed securities. Dividends declared on short positions open are recorded on the ex-date and the interest payable is accrued daily on fixed income securities sold short, both of which are recorded as an expense. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

Loan Participations:    Certain Portfolios may invest in loan participations. When the Portfolio purchases a loan participation, the Portfolio typically enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. As a result, the Portfolio assumes the credit risk of the borrower, the Selling Participant and any other persons interpositioned between the Portfolio and the borrower. The Portfolio may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participation.

Swap Agreements:    Certain Portfolios may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the over-the-counter market and may be executed in either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered commodities exchange (“Exchange-traded”). Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Exchange-traded swaps pay or receive an amount, known as “variation margin”, based on daily changes in the valuation of a swap contract. Payments received or paid by the Portfolio are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps:    Interest rate swaps represent agreements between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. Certain Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Certain Portfolios used interest rate swaps to either maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments using interest rate swap contracts. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps:    Credit default swaps (“CDS”) involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. Certain Portfolios are subject to credit risk in the normal course of pursuing their investment objectives. Certain

B5

Portfolios entered into CDS contracts to provide a measure of protection against defaults or take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. A Portfolio’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the inability of the counterparty to honor the contract up to the notional value based on a credit event.

As a seller of protection on credit default swap agreements, the Portfolio generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Portfolio effectively increases its investment risk because, in addition to its total net assets, the Portfolio may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Portfolio, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Portfolio entered into for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as indicators of the current status of the payment/performance risk. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps:    In a total return swap, one party would receive payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pay a fixed amount. Certain Portfolios are subject to risk exposures associated with the referenced asset in the normal course of pursuing their investment objectives. Certain Portfolios entered into total return swaps to manage their exposure to a security or an index. A Portfolio’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in favor of the Portfolio, from the point of entering into the contract.

Master Netting Arrangements:    Certain Portfolios are subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a sub-adviser may have negotiated and entered into on behalf of the Portfolio. For multi-sleeve Portfolios, different sub-advisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for OTC derivatives under the FASB Accounting Standards Update (“ASU”) 2013-01 disclosure. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there were no instances where the right of set-off existed and management has not elected to offset.

Certain Portfolios are parties to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Portfolio is held in a segregated account by the Portfolio’s custodian and with respect to those amounts

B6

which can be sold or re-pledged, are presented in the Schedule of Investments. Collateral pledged by the Portfolio is segregated by the Portfolio’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Portfolio and the applicable counterparty. Collateral requirements are determined based on the Portfolio’s net position with each counterparty. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Portfolio’s counterparties to elect early termination could impact the Portfolio’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of June 30, 2015, none of the Portfolios have met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Warrants and Rights:    Certain Portfolios of the Trust may hold warrants and rights acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. The Portfolio hold such warrants and rights are held as long positions by the Portfolio until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Delayed-Delivery Transactions:    Certain Portfolios may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When selling a security on a delayed-delivery basis, the Portfolio forfeits its eligibility to realize future gains and losses with respect to the security.

Securities Lending:    The Portfolios may lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities in the open market using the collateral. The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Portfolio also continues to receive interest and dividends or amounts equivalent thereto, on securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

B7

Dollar Rolls:    The Portfolios enter into mortgage dollar rolls in which the Portfolios sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolios forgo principal and interest paid on the securities. The Portfolios are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain. The Portfolios maintain a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls.

Concentration of Risk:    The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Portfolios to meet their obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of the governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized and unrealized gains or losses from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management, that may differ from actual.

REITs:    Certain Portfolios invest in real estate investment trusts, (“REITs”), which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. These estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Taxes:    For federal income tax purposes, each Portfolio in the Trust is treated as a separate taxpaying entity. The Portfolios are treated as partnerships for tax purposes. No provision has been made in the financial statements for U.S. Federal, state, or local taxes, as any tax liability arising from operations of the Portfolios is the responsibility of the Portfolios’ shareholders. The Portfolios are not generally subject to entity-level taxation. Shareholders of each Portfolio are subject to taxes on their distributive share of partnership items.

Withholding taxes on foreign dividends and interest and foreign capital gains tax are accrued in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded.

Distributions:    Distributions from each Portfolio are made in cash and automatically reinvested in additional shares of the Portfolio. Distributions to shareholders are recorded on the ex-dividend date.

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The Portfolios have entered into investment management agreements with the Investment Manager which provide that the Investment Manager will furnish each Portfolio with investment advice, investment management and administrative services. At June 30, 2015, the Investment Manager has engaged the firms referenced in Note 1 as Subadvisers for their respective Portfolios.

Advisory Fees and Expense Limitations:    The Investment Manager receives an advisory, accrued daily and payable monthly, based on the annual rates specified below, using the value of each Portfolio’s average daily net assets, at the respective annual rate specified below. The Investment Manager pays each Subadviser a fee as compensation for advisory services provided to the Portfolios. All amounts paid or payable by the Portfolios to the Investment Manager, under the agreement, are reflected in the Statements of Operations. The Investment Manager has agreed to waive a portion of their advisory fee and/or reimburse certain Portfolios so that the advisory fees plus other annual ordinary operating expenses (excluding interest, taxes, and brokerage commissions) do not exceed the percentage stated below, of the Portfolio’s average daily net assets unless otherwise noted. Each voluntary waiver/reimbursement may be modified or terminated by the investment manager at any time without notice.

B8

	Advisory Fees through June 30, 2015	Effective Advisory Fees		Advisory Fees effective July 1, 2015
BlackRock Multi-Asset Income	0.94% first $300 million; 0.93% on next $200 million; 0.92% on next $250 million; 0.91% on next $2.5 billion; 0.90% on next $2.75 billion; 0.87% on next $4 billion; 0.85% in excess of $10 billion	—	#	0.7825% first $300 million; 0.7725% on next $200 million; 0.7625% on next $250 million; 0.7525% on next $2.5 billion; 0.7425% on next $2.75 billion; 0.7125% on next $4 billion; 0.6925% in excess of $10 billion
FQ Absolute Return Currency	0.99% first $300 million; 0.98% on next $200 million; 0.97% on next $250 million; 0.96% on next $2.5 billion; 0.95% on next $2.75 billion; 0.92% on next $4 billion; 0.90% in excess of $10 billion	—	#	0.8325% first $300 million; 0.8225% on next $200 million; 0.8125% on next $250 million; 0.8025% on next $2.5 billion; 0.7925% on next $2.75 billion; 0.7625% on next $4 billion; 0.7425% in excess of $10 billion
Franklin Templeton K2 Global Absolute Return	0.94% first $300 million; 0.93% on next $200 million; 0.92% on next $250 million; 0.91% on next $2.5 billion; 0.90% on next $2.75 billion; 0.87% on next $4 billion; 0.85% in excess of $10 billion	—	#	0.7825% first $300 million; 0.7725% on next $200 million; 0.7625% on next $250 million; 0.7525% on next $2.5 billion; 0.7425% on next $2.75 billion; 0.7125% on next $4 billion; 0.6925% in excess of $10 billion
Goldman Sachs Global Growth Allocation	0.94% first $300 million; 0.93% on next $200 million; 0.92% on next $250 million; 0.91% on next $2.5 billion; 0.90% on next $2.75 billion; 0.87% on next $4 billion; 0.85% in excess of $10 billion	—	#	0.7825% first $300 million; 0.7725% on next $200 million; 0.7625% on next $250 million; 0.7525% on next $2.5 billion; 0.7425% on next $2.75 billion; 0.7125% on next $4 billion; 0.6925% in excess of $10 billion
Goldman Sachs Strategic Income	0.87% first $300 million; 0.86% on next $200 million; 0.85% on next $250 million; 0.84% on next $2.5 billion; 0.83% on next $2.75 billion; 0.80% on next $4 billion; 0.78% in excess of $10 billion	0.86%		0.7125% first $300 million; 0.7025% on next $200 million; 0.6925% on next $250 million; 0.6825% on next $2.5 billion; 0.6725% on next $2.75 billion; 0.6425% on next $4.0 billion; 0.6225% in excess of $10 billion
Jennison Global Infrastructure	0.99% first $300 million; 0.98% on next $200 million; 0.97% on next $250 million; 0.96% on next $2.5 billion; 0.95% on next $2.75 billion; 0.92% on next $4 billion; 0.90% in excess of $10 billion	—	#	0.8325% first $300 million; 0.8225% on next $200 million; 0.8125% on next $250 million; 0.8025% on next $2.5 billion; 0.7925% on next $2.75 billion; 0.7625% on next $4 billion; 0.7425% in excess of $10 billion
Managed Equity	0.15%	—	#	0.15%
Managed Fixed-Income	0.15%	—	#	0.15%
Prudential Flexible Multi-Strategy	1.14% first $300 million; 1.13% on next $200 million; 1.12% on next $250 million; 1.11% on next $2.5 billion; 1.10% on next $2.75 billion; 1.07% on next $4 billion; 1.05% in excess of $10 billion	—	#	0.9825% first $300 million; 0.9725% on next $200 million; 0.9625% on next $250 million; 0.9525% on next $2.5 billion; 0.9425% on next $2.75 billion; 0.9125% on next $4 billion; 0.8925% in excess of $10 billion
QMA International Core Equity	0.89% first $300 million; 0.88% on next $200 million; 0.87% on next $250 million; 0.86% on next $2.5 billion; 0.85% on next $2.75 billion; 0.82% on next $4 billion; 0.80% in excess of $10 billion†	0.85%		0.7325% first $300 million; 0.7225% on next $200 million; 0.7125% on next $250 million; 0.7025% on next $2.5 billion; 0.6925% on next $2.75 billion; 0.6625% on next $4 billion; 0.6425% in excess of $10 billion††
T. Rowe Price Diversified Real Growth	0.89% first $300 million; 0.88% on next $200 million; 0.87% on next $250 million; 0.86% on next $2.5 billion; 0.85% on next $2.75 billion; 0.82% on next $4 billion; 0.80% in excess of $10 billion	—	#	0.7325% first $300 million; 0.7225% on next $200 million; 0.7125% on next $250 million; 0.7025% on next $2.5 billion; 0.6925% on next $2.75 billion; 0.6625% on next $4 billion; 0.6425% in excess of $10 billion

	Fee Waivers and/or Expense Limitations through June 30, 2015	Fee Waivers and/or Expense Limitations effective July 1, 2015

BlackRock Multi-Asset Income	1.13%*	1.13%*

B9

	Fee Waivers and/or Expense Limitations through June 30, 2015	Fee Waivers and/or Expense Limitations effective July 1, 2015
FQ Absolute Return Currency	contractually limit expenses to 1.22% through June 30, 2015	contractually limit expenses to 1.22% through June 30, 2016
Franklin Templeton K2 Global Absolute Return	1.17%*	1.17%*
Goldman Sachs Global Growth Allocation	1.19%*	1.19%*
Jennison Global Infrastructure	contractually limit expenses to 1.26% through June 30, 2015	contractually limit expenses to 1.26% through June 30, 2016
Managed Equity	contractually limit expenses to 1.25% through June 30, 2015**	contractually limit expenses to 1.25% through June 30, 2016**
Managed Fixed-Income	contractually limit expenses to 1.25% through June 30, 2015**	contractually limit expenses to 1.25% through June 30, 2016**
Prudential Flexible Multi-Strategy	1.48%***	1.48%***
T. Rowe Price Diversified Real Growth	1.05%*	1.05%*

*	The Investment Manager and Prudential Annuities Distributors, Inc. (“PAD”) have agreed to waive a portion of their investment management fee and distribution fee, respectively, equal to the amount of the management and distribution fee they receive from other portfolios of the Trust due to the Portfolio’s investment in any such portfolios. The Investment Manager has also agreed to waive a portion of its investment management fee equal to the amount of the management fee received by the subadviser due to the Portfolio’s investment in any fund managed or subadvised by the subadviser. In addition, the Investment Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fees (after management fee waiver) and other expenses (including net distribution fees, acquired fund fees and expenses due to investments in underlying portfolios of the Trust and underlying portfolios managed or subadvised by the subadviser, and excluding taxes, interest and brokerage commissions) do not exceed the expense limitation. This arrangement is contractual through June 30, 2016.
**	Expense limitation includes the acquired fund fees and expenses due to investments in underlying portfolios of the Trust.
***	The Investment Manager and PAD have agreed to waive a portion of their investment management fee and distribution fee, respectively, equal to the amount of the management and distribution fee they receive from other portfolios of the Trust due to the Portfolio’s investment in any such portfolios. The Investment Manager has also agreed to waive a portion of its investment management free equal to the amount of the management fee received by the subadviser due to the Portfolio’s investment in any fund managed or subadvised by the subadviser. In addition, the Investment Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fees (after management fee waiver) and other expenses (including net distribution fees, acquired fund fees and expenses due to investments in underlying portfolios of the Trust, and excluding taxes, interest and brokerage commissions) do not exceed the expense limitation. This arrangement is contractual through June 30, 2016.
#	The advisory fee amount waived and/or expense reimbursement exceeds the advisory fee for the current period due to expense limitations described above.
†	Investment Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fees do not exceed 0.85% of the Portfolio’s average daily net assets.This arrangement is contractual through June 30, 2016.
††	The Investment Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fees (after any waiver) and other expenses (including distribution fees, and excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) do not exceed 0.995% of the Portfolio’s average daily net assets. This arrangement is contractual through June 30, 2016.

AST Investment Services, Inc., Jennison, PI, PIM, PAD and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Portfolios have entered into a brokerage commission recapture agreement with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Portfolio on whose behalf the trades were made. Commission recapture is paid solely to those Portfolios generating the applicable trades. Such amounts are included within realized gain or loss on investment transactions presented in the Statement of Operations. For the six months ended June 30, 2015, brokerage commission recaptured under these agreements was as follows:

B10

Amount
Franklin Templeton K2 Global Absolute Return	$35

4.	Other Transactions with Affiliates

The Trust, has entered into an agreement with PAD, an indirect, wholly-owned subsidiary of Prudential Financial, Inc.

PAD serves as the distributor for the shares of each Portfolio of the Trust. Each class of shares is offered and redeemed at its net asset value without any sales load. The Trust has adopted a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the12b-1 Plan) for the shares of each Portfolio of the Trust, with the exception of Managed Equity and Managed Fixed Income. Under the 12b-1 Plan, the shares of each covered Portfolio are charged an annual fee to compensate PAD and its affiliates for providing various administrative and distribution services to each covered Portfolio. The annual shareholder services and distribution (12b-1) fee for each covered Portfolio’s shares is 0.10% of the average daily net assets of each Portfolio. Effective July 1, 2015, the annual shareholder services and distribution (12b-1) fee for each covered Portfolio’s shares is 0.25% of the average daily net assets of each Portfolio.

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent of the Portfolios. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Certain officers and Trustees of the Trust are officers, employees or directors of the Investment Manager. The Trust pays no compensation directly to its officers, employees or interested Trustees. The Investment Manager also pays for occupancy and certain clerical and administrative expenses. The Trust bears all other costs and expenses.

The Trust invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

5.	Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments and U.S. Government securities, for the six months ended June 30, 2015, were as follows:

	Cost of Purchases	Proceeds from Sales
BlackRock Multi-Asset Income	$13,629,234	$2,144,299
Franklin Templeton K2 Global Absolute Return	4,349,969	1,018,402
Goldman Sachs Global Growth Allocation	8,916,416	2,221,249
Goldman Sachs Strategic Income	381,263,561	316,344,195
Jennison Global Infrastructure	3,849,457	2,848,504
Managed Equity	5,590,419	871,684
Managed Fixed-Income	9,362,368	1,000,600
Prudential Flexible Multi-Strategy	10,450,860	5,282,159
QMA International Core Equity	1,263,623,098	403,149,978
T. Rowe Price Diversified Real Growth	13,194,501	2,042,169

A summary of cost of purchases and proceeds of sales of shares of affiliated mutual funds, other than short-term investments, for the six months ended June 30, 2015 is presented as follows:

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Proceeds of Sales	Distributions Received	Value, End of Period
Goldman Sachs Global Growth Allocation
AST Goldman Sachs Strategic Income	$750,468	$752,667	$126,802	$—	$1,367,573

B11

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Proceeds of Sales	Distributions Received	Value, End of Period
Managed Equity
AQR Emerging Markets Equity	$—	$627,110	$24,000	$—	$597,156
ClearBridge Dividend Growth	145,971	28,674	172,005	—	—
Global Real Estate	58,488	91,827	6,000	—	139,221
Goldman Sachs Mid-Cap Growth	201,887	351,219	21,000	—	534,496
International Growth	510,794	757,939	34,000	—	1,279,724
International Value	498,878	764,939	26,000	—	1,272,907
Jennison Global Infrastructure	27,821	13,913	42,541	—	—
Large-Cap Value	281,795	527,948	33,000	—	779,834
MFS Global Equity	147,577	224,067	12,000	—	361,308
Neuberger Berman / LSV Mid-Cap Value	184,544	367,871	21,000	—	531,790
Parametric Emerging Markets Equity	296,011	69,171	366,302	—	—
QMA US Equity Alpha	234,219	463,067	28,000	—	668,765
Small-Cap Growth	19,073	132,913	—	—	161,043
Small-Cap Value	18,649	138,413	—	—	158,411
T. Rowe Price Large-Cap Growth	279,667	518,312	34,000	—	784,906

	$2,905,374	$5,077,383	$819,848	$—	$7,269,561

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Proceeds of Sales	Distributions Received	Value, End of Period
Managed Fixed-Income
Goldman Sachs Strategic Income	$674,186	$467,967	$432,405	$—	$700,974
High Yield	492,232	884,012	60,960	—	1,327,097
Lord Abbett Core Fixed-Income	1,033,272	1,997,306	69,210	—	2,939,064
PIMCO Limited Maturity Bond	202,079	511,930	12,405	—	703,931
Prudential Core Bond	2,407,349	4,614,547	143,320	—	6,822,204
Templeton Global Bond	446,079	447,997	193,995	—	693,991
Western Asset Emerging Markets Debt	351,047	438,609	88,305	—	696,365

	$5,606,244	$9,362,368	$1,000,600	$—	$13,883,626

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Proceeds of Sales	Distributions Received	Value, End of Period
Prudential Flexible Multi-Strategy
Global Real Estate	$432,819	$350,000	$—	$—	$751,764
High Yield	422,491	2,835,000	—	—	3,246,321
Prudential Core Bond	233,812	1,000,000	—	—	1,234,290
QMA Emerging Markets Equity	694,065	—	300,000	—	435,973
QMA US Equity Alpha	5,005,552	5,195,000	3,000,000	—	7,266,556

	$6,788,739	$9,380,000	$3,300,000	$—	$12,934,904

Written options transactions, during the six months ended June 30, 2015, were as follows:

	T. Rowe Price Diversified Real Growth
	Number of Contracts/ Notional Amount	Premium
Balance at beginning of period	500	$18,985
Written options	49,000	199,472

B12

	T. Rowe Price Diversified Real Growth
	Number of Contracts/ Notional Amount	Premium
Expired options	—	$—
Closed options	(39,500)	(166,887)

Balance at end of period	10,000	$51,570

6.	Tax Information

All Portfolios are treated as partnerships for tax purposes. The character of the cash distributions, if any, made by the partnerships is generally classified as return of capital nontaxable distributions. After each fiscal year each shareholder of record will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value. The Portfolios generally attempt to manage their diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Management has analyzed the Portfolios’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provisions for income tax are required in the Portfolios’ financial statements for the current reporting period. The Portfolios’ federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

7.	Line of Credit

The Portfolios (excluding QMA International Core Equity), along with other affiliated registered investment companies (the “Funds”), were parties to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 9, 2014 through October 8, 2015. The Funds pay an annualized commitment fee of 0.075% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

	Average Balance Outstanding During the Period	Average Interest Rate	Number of Days Balance Outstanding During the Period	Maximum Advance Outstanding During the Period	Outstanding Balance at June 30, 2015
Goldman Sachs Strategic Income	$3,114,533	1.43%	15	$6,978,000	—
Managed Fixed Income	160,000	1.42%	3	160,000	—

8.	Capital

The Declaration of Trust permits the Trust’s Board of Trustees to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest with a par value of $.001 per share.

9.	Ownership

As of June 30, 2015, substantially all shares of the Portfolios were owned of record by the following affiliates of the Trust: Prudential Retirement Insurance and Annuity Company (“PRIAC”), Pruco Life Insurance Company of New Jersey (“PLNJ”) and Pruco Life Insurance Company (“PLAZ”) on behalf of the owners of the variable insurance products issued by each of these entities; and by other Portfolios of the Advanced Series Trust as part of their investments.

B13

10.	New Accounting Pronouncement

In May 2015, the FASB issued ASU No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for the Fund for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

B14

Financial Highlights

(Unaudited)

	AST BlackRock Multi-Asset Income Portfolio
	Six Months Ended June 30, 2015(d)		April 28, 2014(c) through December 31, 2014(d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.01		$10.00

Income (Loss) From Investment Operations:
Net investment income	.14		.29
Net realized and unrealized loss on investments	(.17)		(.28)

Total from investment operations	(.03)		.01

Net Asset Value, end of period	$9.98		$10.01

Total Return(a)	(.30)%		.10%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$22.3		$11.6
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.75	%(e)	.75	%(e)
Expenses Before Waivers and/or Expense Reimbursement	1.96	%(e)	3.36	%(e)
Net investment income	2.80	%(e)	4.19	%(e)
Portfolio turnover rate	13	%(f)	55	%(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)	Not annualized.

	AST FQ Absolute Return Currency Portfolio
	Six Months Ended June 30, 2015		April 28, 2014(c) through December 31, 2014
Per Share Operating Performance:
Net Asset Value, beginning of period	$9.75		$10.00

Loss From Investment Operations:
Net investment loss	—	(d)	(.04)
Net realized and unrealized loss on investments	(.84)		(.21)

Total from investment operations	(.84)		(.25)

Net Asset Value, end of period	$8.91		$9.75

Total Return(a)	(8.62)%		(2.50)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$5.1		$5.2
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.22	%(e)	1.22	%(e)
Expenses Before Waivers and/or Expense Reimbursement	3.06	%(e)	3.76	%(e)
Net investment income (loss)	.05	%(e)	(.62	)%(e)
Portfolio turnover rate	0	%(f)	0	%(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Less than $0.005 per share.

(e)	Annualized.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Financial Highlights

(Unaudited)

	AST Franklin Templeton K2 Global Absolute Return Portfolio
	Six Months Ended June 30, 2015(d)		April 28, 2014(c) through December 31, 2014
Per Share Operating Performance:
Net Asset Value, beginning of period	$9.73		$10.00

Income (Loss) From Investment Operations:
Net investment income	.07		.09
Net realized and unrealized loss on investments	(.11)		(.36)

Total from investment operations	(.04)		(.27)

Net Asset Value, end of period	$9.69		$9.73

Total Return(a)	(.41)%		(2.70)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$12.3		$7.0
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.08	%(e)	1.08	%(e)
Expenses Before Waivers and/or Expense Reimbursement	2.71	%(e)	4.17	%(e)
Net investment income	1.37	%(e)	1.63	%(e)
Portfolio turnover rate	18	%(f)	29	%(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)	Not annualized.

	AST Goldman Sachs Global Growth Allocation Portfolio
	Six Months Ended June 30, 2015(d)		April 28, 2014(c) through December 31, 2014
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.29		$10.00

Income From Investment Operations:
Net investment income	.04		.09
Net realized and unrealized gain on investments	.26		.20

Total from investment operations	.30		.29

Net Asset Value, end of period	$10.59		$10.29

Total Return(a)	2.92%		2.90%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$17.5		$7.7
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.80	%(e)	.81	%(e)
Expenses Before Waivers and/or Expense Reimbursement	2.23	%(e)	3.84	%(e)
Net investment income	.76	%(e)	1.55	%(e)
Portfolio turnover rate	27	%(f)	31	%(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C2

Financial Highlights

(Unaudited)

	AST Goldman Sachs Strategic Income Portfolio
	Six Months Ended June 30, 2015		April 28, 2014(c) through December 31, 2014
Per Share Operating Performance:
Net Asset Value, beginning of period	$9.77		$10.00

Income (Loss) From Investment Operations:
Net investment income	.09		.08
Net realized and unrealized gain (loss) on investments	(.18)		(.31)

Total from investment operations	(.09)		(.23)

Net Asset Value, end of period	$9.68		$9.77

Total Return(a)	(.92)%		(2.30)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$773.2		$762.0
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.00	%(d)	1.00	%(d)
Expenses Before Waivers and/or Expense Reimbursement	1.00	%(d)	1.00	%(d)
Net investment income	2.01	%(d)	1.22	%(d)
Portfolio turnover rate	105	%(e)	177	%(e)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Annualized.

(e)	Not annualized.

	AST Jennison Global Infrastructure Portfolio
	Six Months Ended June 30, 2015		April 28, 2014(c) through December 31, 2014
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.45		$10.00

Income From Investment Operations:
Net investment income	.03		.07
Net realized and unrealized gain on investments	.13		.38

Total from investment operations	.16		.45

Net Asset Value, end of period	$10.61		$10.45

Total Return(a)	1.53%		4.50%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$7.6		$6.3
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.26	%(d)	1.26	%(d)
Expenses Before Waivers and/or Expense Reimbursement	2.92	%(d)	3.81	%(d)
Net investment income	.96	%(d)	1.15	%(d)
Portfolio turnover rate	42	%(e)	39	%(e)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Annualized.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C3

Financial Highlights

(Unaudited)

	AST Managed Equity Portfolio
	Six Months Ended June 30, 2015		April 28, 2014(c) through December 31, 2014
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.33		$10.00

Income From Investment Operations:
Net investment income (loss)	—	(d)	—	(d)
Net realized and unrealized gain on investments	.45		.33

Total from investment operations	.45		.33

Net Asset Value, end of period	$10.78		$10.33

Total Return(a)	4.36%		3.30%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$7.9		$2.9
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.22	%(e)	.14	%(e)
Expenses Before Waivers and/or Expense Reimbursement	1.98	%(e)	10.76	%(e)
Net investment loss	(.20	)%(e)	(.14	)%(e)
Portfolio turnover rate	17	%(f)	10	%(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Less than $0.005 per share.

(e)	Annualized.

(f)	Not annualized.

	AST Managed Fixed-Income Portfolio
	Six Months Ended June 30, 2015		April 28, 2014(c) through December 31, 2014
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.07		$10.00

Income (Loss) From Investment Operations:
Net investment loss	(.01)		(.01)
Net realized and unrealized gain (loss) on investments	(.04)		.08

Total from investment operations	(.05)		.07

Net Asset Value, end of period	$10.02		$10.07

Total Return(a)	(.50)%		.70%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$13.9		$5.6
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.49	%(d)	.44	%(d)
Expenses Before Waivers and/or Expense Reimbursement	1.17	%(d)	5.60	%(d)
Net investment loss	(.49	)%(d)	(.44	)%(d)
Portfolio turnover rate	10	%(e)	60	%(e)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Annualized.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C4

Financial Highlights

(Unaudited)

	AST Prudential Flexible Multi-Strategy Portfolio
	Six Months Ended June 30, 2015		April 28, 2014(c) through December 31, 2014
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.59		$10.00

Income (Loss) From Investment Operations:
Net investment loss	(.01)		(.01)
Net realized and unrealized gain on investments	.25		.60

Total from investment operations	.24		.59

Net Asset Value, end of period	$10.83		$10.59

Total Return(a)	2.27%		5.90%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$28.0		$9.5
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.70	%(d)	.50	%(d)
Expenses Before Waivers and/or Expense Reimbursement	2.10	%(d)	3.87	%(d)
Net investment loss	(.49	)%(d)	(.10	)%(d)
Portfolio turnover rate	50	%(e)	23	%(e)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Annualized.

(e)	Not annualized.

	AST QMA International Core Equity Portfolio
	January 5, 2015(c) through December 31, 2015(d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.00

Income From Investment Operations:
Net investment income	.19
Net realized and unrealized gain on investments	.66

Total from investment operations	.85

Net Asset Value, end of period	$10.85

Total Return(a)	8.50%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$905.4
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.99	%(e)
Expenses Before Waivers and/or Expense Reimbursement	1.02	%(e)
Net investment income	3.50	%(e)
Portfolio turnover rate	47	%(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C5

Financial Highlights

(Unaudited)

	AST T. Rowe Price Diversified Real Growth Portfolio
	Six Months Ended June 30, 2015(d)		April 28, 2014(c) through December 31, 2014(d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.40		$10.00

Income From Investment Operations:
Net investment income	.07		.09
Net realized and unrealized gain on investments	.25		.31

Total from investment operations	.32		.40

Net Asset Value, end of period	$10.72		$10.40

Total Return(a)	3.08%		4.00%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$27.1		$14.0
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.99	%(e)	1.00	%(e)
Expenses Before Waivers and/or Expense Reimbursement	3.43	%(e)	7.00	%(e)
Net investment income	1.31	%(e)	1.21	%(e)
Portfolio turnover rate	18	%(f)	20	%(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C6

Approval of Advisory Agreements

Renewal of Management and Subadvisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the Board) of Advanced Series Trust (the Trust, and the series thereof, the Portfolios) consists of ten individuals, nine of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and each of its Portfolios, their operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee, and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreements with Prudential Investments LLC (PI) and AST Investment Services, Inc. (ASTIS), as applicable,1 and each Portfolio’s subadvisory agreement(s). As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 15-16, 2015 (the Meeting) and approved the renewal of the agreements through July 31, 2016, after concluding that the renewal of the agreements was in the best interests of the Trust, each Portfolio and each Portfolio’s beneficial shareholders.2

In advance of the Meeting, the Trustees received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant peer universe and peer group, as is further discussed below.

In approving the agreements, the Trustees, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of each Portfolio, the profitability of the Manager and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting as well as information provided throughout the year at regular and special Board meetings, including presentations from the Manager and subadviser personnel such as portfolio managers.

The Trustees determined that the overall arrangements between the Trust and the Manager, which serves as the Trust’s investment manager pursuant to a management agreement, and between the Manager and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with PI, are in the best interest of the Trust, each Portfolio and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, quality and extent of services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by the Manager and each subadviser. The Board considered the services provided by the Manager, including but not limited to the oversight of the subadvisers, as well as the provision of recordkeeping and compliance services to the Trust. With respect to the Manager’s oversight of

[1]	PI serves as the sole investment manager for the following portfolios: AST BlackRock Multi-Asset Income Portfolio, AST FQ Absolute Return Currency Portfolio, AST Franklin Templeton K2 Global Absolute Return Portfolio, AST Goldman Sachs Global Growth Allocation Portfolio, AST Goldman Sachs Strategic Income Portfolio, AST Prudential Flexible Multi-Strategy Portfolio and AST T. Rowe Price Diversified Real Growth Portfolio. PI and ASTIS serve as co-investment managers for all of the other portfolios of the Trust discussed herein.

When used herein, the term “Manager” refers to (1) PI with respect to each Portfolio solely managed by PI; and (2) PI and ASTIS collectively with respect to each Portfolio jointly managed by PI and ASTIS.

[2]	The Board did not consider or renew the management or subadvisory agreements at the Meeting with respect to the AST QMA International Core Equity Portfolio because the Portfolio recently commenced operations and the sole shareholder of the Portfolio and the Board had previously approved the management and subadvisory agreements for the Portfolio for an initial period of two years. The Board noted that it would consider the renewal of the agreements for the Portfolio as part of its annual review of the Trust’s advisory agreements in 2016.

the subadvisers, the Board noted that PI’s Strategic Investment Research Group (SIRG), a business unit of PI, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that the Manager pays the salaries of all of the officers and management Trustees of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with each Portfolio’s investment restrictions, policies and procedures. The Board considered the Manager’s evaluation of the subadvisers, as well as the Manager’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management responsible for the oversight of each Portfolio and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to the Manager’s and each subadviser’s organizational structure, senior management, investment operations, and other relevant information pertaining to PI and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to both the Manager and each subadviser. The Board noted that Prudential Investment Management, Inc. (PIM), Quantitative Management Associates LLC (QMA), and Jennison Associates LLC (Jennison), which serve as subadvisers to certain of the Portfolios, are each affiliated with the Manager.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by the Manager and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that each Portfolio benefits from the services provided by the Manager and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by the Manager

The Board was provided with information on the profitability of the Manager and its affiliates in serving as the Trust’s investment manager. The Board discussed with the Manager the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board considered information regarding the profitability of PIM, Jennison and QMA, each of which are affiliates of the Manager, on a consolidated basis. Taking these factors into account, the Board concluded that the profitability of the Manager and its affiliates in relation to the services rendered was not unreasonable.

The Board concluded that the level of profitability of a subadviser not affiliated with the Manager may not be as significant as the Manager’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by the Manager and the unaffiliated subadvisers, as well as the fact that the Manager compensates the subadvisers out of its management fee.

Economies of Scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as each Portfolio’s assets grow beyond current levels. The Board noted that the management fee schedules for most of the Portfolios of the Trust contain breakpoints, which have the effect of decreasing the fee rate as assets increase, and that at current asset levels the effective fee rates for many of the Portfolios reflected some of these rate reductions. The Board took note that the fee structure for those Portfolios currently results in benefits to Portfolio shareholders whether or not the Manager realizes any economies of scale. The Board considered that economies of scale can be shared with the Portfolios in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment.

The Board further noted that shareholders of most of the Portfolios of the Trust had recently approved an amended shareholder service and distribution (12b-1) plan that would increase the 12b-1 fee payable by the Portfolios covered by the plan, and that in connection with the approval of the plan, the Manager had agreed to a reduction in the contractual management fee rates for each Portfolio of the Trust covered by the plan. The Board also noted that the reduced contractual management fee rates were scheduled to become effective as of July 1, 2015.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Manager’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to the Manager and the Subadvisers

The Board considered potential ancillary benefits that might be received by the Manager, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by the Manager included fees received by affiliates of the Manager for serving as the Portfolios’ securities lending agent, compensation received by insurance company affiliates of the Manager from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from the Manager’s association with the Trust. The Board also considered information provided by the Manager regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of the Manager at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by the Manager and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio, the Board also considered certain additional specific factors and made related conclusions relating to the historical performance of the Portfolios (depending on each Portfolio’s inception date) for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2014, except as otherwise noted below. The Board compared the historical performance of each Portfolio to the comparable performance of the Portfolio’s benchmark index, and to a universe of mutual funds that were determined by Lipper Inc. (Lipper), an independent provider of mutual fund data, to be similar to the Portfolio (the Peer Universe).

The Board also considered each Portfolio’s actual management fee, as well as each Portfolio’s net total expense ratio, for the calendar year 2014. The Board considered the management fee for each Portfolio as compared to the management fee charged by the Manager to other funds and the fee charged by other advisers to comparable mutual funds in a group of mutual funds that were determined by Lipper to be similar to the Portfolio (the Peer Group). The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively determined by Lipper. To the extent that the Manager deemed appropriate, and for reasons addressed in detail with the Board, the Manager may have provided, and the Board may have considered, supplemental data compiled by Lipper for the Board’s consideration. The comparisons used by the Board placed the Portfolios in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The sections below summarize key factors considered by the Board and the Board’s conclusions regarding each Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of portfolio expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

AST BlackRock Multi-Asset Income Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	N/A	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 2nd Quartile

•	The Board considered that because the Portfolio commenced operations during 2014, there was less than a full year of performance to review.

•	The Board noted that PI had contractually agreed to cap Portfolio expenses at 1.13% through June 30, 2016.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements to allow the subadviser to develop a performance record, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST FQ Absolute Return Currency Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	N/A	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 4th Quartile

•	The Board considered that because the Portfolio commenced operations during 2014, there was less than a full year of performance to review.

•	The Board noted that PI had contractually agreed to cap net total Portfolio expenses at 1.22% through June 30, 2016.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements to allow the subadviser to develop a performance record, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Franklin Templeton K2 Global Absolute Return Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	N/A	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 2nd Quartile

•	The Board considered that because the Portfolio commenced operations during 2014, there was less than a full year of performance to review.

•	The Board noted that PI had contractually agreed to cap net total Portfolio expenses at 1.17% through June 30, 2016.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements to allow the subadviser to develop a performance record, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Goldman Sachs Global Growth Allocation Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	N/A	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 3rd Quartile

•	The Board considered that because the Portfolio commenced operations during 2014, there was less than a full year of performance to review.

•	The Board noted that PI had contractually agreed to cap net total Portfolio expenses at 1.19% through June 30, 2016.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements to allow the subadviser to develop a performance record, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Goldman Sachs Strategic Income Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	N/A	N/A	N/A	N/A
Actual Management Fees: 4th Quartile
Net Total Expenses: 2nd Quartile

•	The Board considered that because the Portfolio commenced operations during 2014, there was less than a full year of performance to review.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements to allow the subadviser to develop a performance record, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Jennison Global Infrastructure Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	N/A	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 3rd Quartile

•	The Board considered that because the Portfolio commenced operations during 2014, there was less than a full year of performance to review.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements to allow the subadviser to develop a performance record, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Managed Equity Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	N/A	N/A	N/A	N/A
Actual Management Fees: N/A
Net Total Expenses: N/A

•	The Board considered that because the Portfolio commenced operations during 2014, there was less than a full year of performance to review.

•	The Board noted information provided by PI indicating that the Portfolio ranked first out of the four funds in its Peer Group for actual management fees and net total expenses.

•	The Board noted that PI had contractually agreed to limit net Portfolio expenses to 1.25% through June 30, 2016.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Managed Fixed Income Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	N/A	N/A	N/A	N/A
Actual Management Fees: N/A
Net Total Expenses: N/A

•	The Board considered that because the Portfolio commenced operations during 2014, there was less than a full year of performance to review.

•

The Board noted information provided by PI indicating that the Portfolio ranked first out of the three funds in its Peer Group for actual management fees, although the Portfolio ranked third out of the three funds in its Peer Group for net total expenses.

•	The Board noted that PI had contractually agreed to limit net Portfolio expenses to 1.25% through June 30, 2016.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements to allow the subadviser to develop a performance record, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Prudential Flexible Multi-Strategy Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	N/A	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board considered that because the Portfolio commenced operations during 2014, there was less than a full year of performance to review.

•	The Board noted that PI had contractually agreed to limit net Portfolio expenses to 1.48% through June 30, 2016.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements to allow the subadviser to develop a performance record, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST T. Rowe Price Diversified Real Growth Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	N/A	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board considered that because the Portfolio commenced operations during 2014, there was less than a full year of performance to review.

•

The Board noted that PI had contractually agreed to limit net Portfolio expenses to 1.05% through June 30, 2016, and that PI had additionally contractually agreed to waive 0.002% of its management fee through June 30, 2016.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements to allow the subadviser to develop a performance record, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, each Portfolio and its beneficial shareholders.

Proxy Voting Results (Unaudited)

At a special meeting of shareholders held on June 11, 2015, shareholders of each of the portfolios which comprise the Advanced Series Trust (AST) approved a proposal to elect twelve trustees of AST. Shareholders of all portfolios voted together on the proposal:

	Voted	% of Total	% of Voted
Susan Davenport Austin
For	12,786,027,549.949	96.747%	96.807%
Withhold	421,779,012.808	3.191	3.193

Sherry S. Barrat
For	12,793,209,763.913	96.801	96.861
Withhold	414,596,798.844	3.137	3.139

Jessica M. Bibliowicz
For	12,784,009,516.234	96.732	96.792
Withhold	423,797,046.523	3.206	3.208

Kay Ryan Booth
For	12,792,614,594.149	96.797	96.857
Withhold	415,191,968.608	3.141	3.143

Timothy S. Cronin
For	12,797,158,035.484	96.831	96.891
Withhold	410,648,527.273	3.107	3.109

Delayne Dedrick Gold
For	12,757,727,225.718	96.533	96.593
Withhold	450,079,337.039	3.405	3.407

Robert F. Gunia
For	12,784,735,872.531	96.737	96.797
Withhold	423,070,690.226	3.201	3.203

W. Scott McDonald, Jr., PhD
For	12,754,057,319.234	96.505	96.565
Withhold	453,749,243.523	3.433	3.435

Thomas T. Mooney
For	12,769,347,987.833	96.621	96.681
Withhold	438,458,574.924	3.317	3.319

Thomas M. O’Brien
For	12,793,709,607.324	96.805	96.865
Withhold	414,096,955.433	3.133	3.135

At the same special meeting of shareholders, shareholders of each portfolio identified below approved the following proposal: To approve a shareholder services and distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, for the shares of the portfolio.

	Shares Voted	% of Total	% of Voted
AST BlackRock Multi-Asset Income Portfolio
For	1,417,629.398	85.443%	85.443%
Against	75,784.648	4.567	4.568
Abstain	165,745.799	9.990	9.989

AST FQ Absolute Return Currency Portfolio
For	549,371.299	99.084	100.000
Against	0.000	0.000	0.000
Abstain	0.000	0.000	0.000

AST Franklin Templeton K2 Global Absolute Return Portfolio
For	879,161.086	100.000	100.000
Against	0.000	0.000	0.000
Abstain	0.000	0.000	0.000

AST Goldman Sachs Global Growth Allocation Portfolio
For	884,385.907	78.615	95.865
Against	0.000	0.000	0.000
Abstain	38,151.662	3.391	4.135

AST Goldman Sachs Strategic Income Portfolio
For	78,955,573.234	99.985	99.986
Against	11,515.531	0.015	0.014
Abstain	0.000	0.000	0.000

AST Jennison Global Infrastructure Portfolio
For	621,834.156	100.000	100.000
Against	0.000	0.000	0.000
Abstain	0.000	0.000	0.000

AST Prudential Flexible Multi-Strategy Portfolio
For	1,459,055.154	95.121	95.122
Against	41,528.280	2.708	2.707
Abstain	33,306.527	2.171	2.171

AST QMA International Core Equity Portfolio
For	86,860,987.182	100.000	100.000
Against	0.000	0.000	0.000
Abstain	0.000	0.000	0.000

AST T. Rowe Price Diversified Real Growth Portfolio
For	1,701,738.959	95.224	95.224
Against	20,904.354	1.170	1.170
Abstain	64,453.251	3.606	3.606

This report must be preceded or accompanied by the current prospectuses for the Advanced Series Trust portfolios and the applicable variable annuity or variable life contract. The prospectuses contain information on the contract and the investment objectives, risks, charges and expenses of the portfolios, and should be read carefully.

A description of the Trust’s proxy voting policies and procedures is available, without charge, upon request by calling the appropriate phone number listed below. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (the Commission) at www.sec.gov and on the Fund’s website at www.prudential.com/variableinsuranceportfolios.

The Trust files with the Commission a complete listing of portfolio holdings as of its first and third quarter-end on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call (800)SEC-0330. Form N-Q is also available on the Trust’s website or by calling the telephone number referenced below.

The Trust’s Statement of Additional Information contains additional information about the Trust’s Trustees and is available without charge upon request by calling the appropriate phone number listed below.

This report may include financial information pertaining to certain portfolios that are not available through the variable annuity contract or the variable life insurance policy that you have chosen. Please refer to your variable product prospectus to determine which portfolios are available to you.

To contact your client services representative, please call the phone number listed below. Thank you.

Owners of Individual Annuity contracts should call (888) 778-2888.

Owners of Individual Life Insurance contracts should call (800) 778-2255.

The Advanced Series Trust is distributed by Prudential Annuities Distributors, Inc., One Corporate Drive, Shelton, CT, 06484, member SIPC, a Prudential Financial company and solely responsible for its own financial condition and contractual obligations.

Annuity contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

The Prudential Insurance Company of America 751 Broad Street Newark, NJ 07102-3777

The Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and The Prudential Insurance Company of America are available upon request. You may call (888)778-2888 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

To reduce costs, we now generally send only a single copy of prospectuses and shareholder reports to each household (householding) in lieu of sending a copy to each Contract Owner who resides in the household. Householding is not yet available on all products. You should be aware that by calling (877)778-5008, you can revoke, or “opt out,” of householding at any time, which may increase the volume of mail you will receive.

©2015 Prudential Financial, Inc. and its related entities. Prudential Investments, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

0262031-00002-00    AST-SAR-G

Item 2	–	Code of Ethics – Not required, as this is not an annual filing.

Item 3	–	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4	–	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5	–	Audit Committee of Listed Registrants – Not applicable.

Item 6	–	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7	–	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8	–	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9	–	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10	–	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11	–	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Advanced Series Trust

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	August 14, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Timothy S. Cronin
Timothy S. Cronin
Principal Executive Officer

Date:	August 14, 2015

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	August 14, 2015